UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional California Municipal Bond ETF
DFCA | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$19	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.77% for the Fund and 4.38% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter and longer-term California municipal bonds.

Relative to the benchmark, the Fund’s:

•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed intermediate-term California municipal bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (June 26, 2023 - October 31, 2025)
PAGE 1	DFA103125-DFCA

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (06/26/2023)
Dimensional California Municipal Bond ETF – NAV	2.77%	2.75%
S&P National AMT-Free Municipal Bond Index	3.77%	3.38%
S&P Intermediate Term California AMT-Free Municipal Bond Index	4.38%	3.47%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$562,726
Number of Holdings	419
Net Advisory Fees Paid (Thousands)	$681
Portfolio Turnover Rate	57%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	30.8%
School District	21.3%
General	18.6%
Water	7.8%
Medical	7.6%
Higher Education	6.2%
Power	3.7%
Financials	2.1%
Transportation	1.3%
Education	0.3%
Utilities	0.2%
Airport	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.3%
1 to 3 Years	12.5%
3 to 5 Years	9.6%
5 to 10 Years	17.3%
Greater than 10 Years	47.3%
How Did the Fund Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFCA

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFCA

Dimensional Core Fixed Income ETF
DFCF | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$18	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.88% for the Fund and 6.16% for the
Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Fund’s:

•
Underweight to short-term bonds, exclusion of bonds with maturities longer than 20-years, and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds also contributed positively as corporate bonds outperformed government bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2025)
PAGE 1	DFA103125-DFCF

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional Core Fixed Income ETF – NAV	6.88%	-0.06%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.07%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$8,443,061
Number of Holdings	1,549
Net Advisory Fees Paid (Thousands)	$10,484
Portfolio Turnover Rate	23%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Treasury Obligation	38.0%
U.S. Government Agency Mortgages	20.7%
Financials	14.5%
Energy	5.1%
Health Care	4.3%
Communication Services	2.9%
Information Technology	2.6%
Utilities	2.5%
Consumer Staples	2.3%
Real Estate	2.1%
Consumer Discretionary	1.7%
Industrials	1.3%
Sovereign Bond	1.0%
Materials	1.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.1%
1 to 3 Years	13.6%
3 to 5 Years	8.6%
5 to 10 Years	26.3%
Greater than 10 Years	40.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFCF

Dimensional Emerging Core Equity Market ETF
DFAE | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$40	0.35%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.10% for the Fund and 26.10% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with higher profitability contributed.

•	Emphasis on stocks with smaller market capitalizations detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (December 1, 2020 - October 31, 2025)
PAGE 1	DFA103125-DFAE

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (12/01/2020)
Dimensional Emerging Core Equity Market ETF – NAV	26.10%	7.58%
MSCI Emerging Markets IMI Index (net div.)	26.10%	5.87%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$7,182,365
Number of Holdings	6,379
Net Advisory Fees Paid (Thousands)	$19,719
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.3%
Tencent Holdings, Ltd.	4.2%
Samsung Electronics Co., Ltd.	2.6%
Alibaba Group Holding, Ltd., Class W	2.3%
SK hynix, Inc.	1.9%
China Construction Bank Corp., Class H	0.9%
Hon Hai Precision Industry Co., Ltd.	0.8%
PDD Holdings, Inc.	0.8%
Meituan, Class W	0.7%
Alibaba Group Holding, Ltd.	0.7%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	27.5%
Taiwan	21.3%
India	16.7%
Korea, Republic of	12.9%
Brazil	3.6%
Saudi Arabia	3.1%
South Africa	3.0%
Mexico	1.7%
United Arab Emirates	1.5%
Indonesia	1.3%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAE

Dimensional Emerging Markets Core Equity 2 ETF
DFEM | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$44	0.39%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.74% for the Fund and 26.10% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 26, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFEM

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Core Equity 2 ETF – NAV	24.74%	10.93%
MSCI Emerging Markets IMI Index (net div.)	26.10%	11.24%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,622,105
Number of Holdings	6,620
Net Advisory Fees Paid (Thousands)	$17,034
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.2%
SK hynix, Inc.	1.8%
Alibaba Group Holding, Ltd., Class W	1.6%
China Construction Bank Corp., Class H	0.8%
PDD Holdings, Inc.	0.7%
Ping An Insurance Group Co. of China, Ltd.	0.6%
Hon Hai Precision Industry Co., Ltd.	0.6%
ICICI Bank, Ltd.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	28.3%
Taiwan	20.9%
India	16.7%
Korea, Republic of	12.8%
Brazil	3.4%
South Africa	3.0%
Saudi Arabia	3.0%
Mexico	1.6%
United Arab Emirates	1.5%
Indonesia	1.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025:

•	Allen Pu no longer serves as a portfolio manager to the Fund.

•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFEM

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFEM

Dimensional Emerging Markets ex China Core Equity ETF
DEXC | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Emerging Markets ex China Core Equity ETF (the “Fund”) for the period of November 13, 2024 (date of the Fund’s inception) to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets ex China Core Equity ETF	$45[1]	0.42%2,[3]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 13, 2024, through October 31, 2025, total returns were 22.65% for the Fund and 29.38% for the MSCI Emerging Markets ex China Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DEXC

VALUE OF A $10,000 INVESTMENT (November 13, 2024 (date of the Fund’s inception) - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

Since Inception (11/13/2024)
Dimensional Emerging Markets ex China Core Equity ETF – NAV	22.65%
MSCI Emerging Markets ex China Index (net div.)	29.38%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$238,007
Number of Holdings	3,508
Net Advisory Fees Paid (Thousands)	$297
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
SK hynix, Inc.	2.8%
Samsung Electronics Co., Ltd.	2.4%
Samsung Electronics Co., Ltd.	1.9%
HDFC Bank, Ltd.	1.1%
ICICI Bank, Ltd.	1.0%
Infosys, Ltd.	0.8%
Bharti Airtel, Ltd.	0.7%
Hon Hai Precision Industry Co., Ltd.	0.7%
Reliance Industries, Ltd., Class A	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Taiwan	27.6%
India	23.3%
Korea, Republic of	18.0%
Brazil	5.0%
South Africa	4.4%
Saudi Arabia	4.2%
Mexico	2.3%
United Arab Emirates	2.2%
Malaysia	1.9%
Indonesia	1.9%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DEXC

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DEXC

Dimensional Emerging Markets High Profitability ETF
DEHP | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$47	0.41%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.96% for the Fund and 27.91% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Emphasis on high profitability stocks with lower relative prices detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 26, 2022 - October 31, 2025)
PAGE 1	DFA103125-DEHP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets High Profitability ETF – NAV	26.96%	9.75%
MSCI Emerging Markets Index (net div.)	27.91%	11.45%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$302,715
Number of Holdings	788
Net Advisory Fees Paid (Thousands)	$774
Portfolio Turnover Rate	14%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.9%
Tencent Holdings, Ltd.	5.7%
SK hynix, Inc.	4.8%
PDD Holdings, Inc.	2.4%
Samsung Electronics Co., Ltd.	2.0%
Meituan, Class W	1.9%
Kuaishou Technology, Class W	1.5%
Zijin Mining Group Co., Ltd., Class H	1.5%
Bharti Airtel, Ltd.	1.3%
ASE Technology Holding Co., Ltd.	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	28.7%
Taiwan	21.0%
India	15.5%
Korea, Republic of	13.5%
South Africa	3.4%
Saudi Arabia	3.0%
Brazil	2.4%
United Arab Emirates	1.7%
Mexico	1.6%
Indonesia	1.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DEHP

Dimensional Emerging Markets Sustainability Core 1 ETF
DFSE | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$46	0.41%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.52% for the Fund and 26.10% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy and utility stocks underperformed the MSCI Emerging Markets Index.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Sustainability considerations contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFSE

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2022)
Dimensional Emerging Markets Sustainability Core 1 ETF – NAV	24.52%	20.31%
MSCI Emerging Markets IMI Index (net div.)	26.10%	19.94%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$480,406
Number of Holdings	4,200
Net Advisory Fees Paid (Thousands)	$1,239
Portfolio Turnover Rate	13%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9%
Tencent Holdings, Ltd.	4.0%
Alibaba Group Holding, Ltd., Class W	1.7%
Samsung Electronics Co., Ltd.	1.3%
Samsung Electronics Co., Ltd.	1.1%
Meituan, Class W	0.8%
PDD Holdings, Inc.	0.7%
China Construction Bank Corp., Class H	0.7%
Hon Hai Precision Industry Co., Ltd.	0.7%
Xiaomi Corp., Class W	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	29.8%
Taiwan	21.0%
India	15.7%
Korea, Republic of	13.4%
Brazil	3.9%
Saudi Arabia	2.6%
South Africa	2.6%
United Arab Emirates	1.9%
Mexico	1.8%
Poland	1.2%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025:

•	Allen Pu no longer serves as a portfolio manager to the Fund.

•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFSE

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFSE

Dimensional Emerging Markets Value ETF
DFEV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$48	0.43%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 25.13% for the Fund and 24.54% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. Small cap value stocks underperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Exclusion of highly regulated utilities contributed.

PAGE 1	DFA103125-DFEV

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 26, 2022 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Value ETF – NAV	25.13%	12.31%
MSCI Emerging Markets Index (net div.)	27.91%	11.45%
MSCI Emerging Markets Value Index (net div.)	24.54%	11.47%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,234,666
Number of Holdings	3,325
Net Advisory Fees Paid (Thousands)	$3,410
Portfolio Turnover Rate	14%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
SK hynix, Inc.	3.0%
Alibaba Group Holding, Ltd., Class W	2.7%
Reliance Industries, Ltd.	2.5%
Hon Hai Precision Industry Co., Ltd.	2.3%
China Construction Bank Corp., Class H	2.2%
Ping An Insurance Group Co. of China, Ltd.	1.4%
Axis Bank, Ltd.	1.3%
Industrial & Commercial Bank of China, Ltd., Class H	1.2%
Saudi National Bank (The)	0.9%
Hyundai Motor Co.	0.8%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	27.0%
Taiwan	20.1%
India	16.8%
Korea, Republic of	14.1%
Brazil	3.6%
Saudi Arabia	2.9%
South Africa	2.7%
United Arab Emirates	1.6%
Mexico	1.6%
Indonesia	1.5%
Excludes short-term investments and collateral for loaned securities, if any.
PAGE 2	DFA103125-DFEV

How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFEV

Dimensional Global Core Plus Fixed Income ETF
DFGP | NASDAQ
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$23	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.47% for the Fund and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Fund’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

•	Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFGP

VALUE OF A $10,000 INVESTMENT (November 7, 2023 (date of the Fund’s inception) - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/07/2023)
Dimensional Global Core Plus Fixed Income ETF – NAV	6.47%	8.57%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	6.82%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,010,990
Number of Holdings	1,329
Net Advisory Fees Paid (Thousands)	$2,841
Portfolio Turnover Rate	18%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	33.8%
Sovereign Bond	12.8%
Energy	9.5%
U.S. Government Agency Mortgages	8.4%
Consumer Discretionary	7.5%
Industrials	4.9%
Real Estate	4.8%
Health Care	3.9%
Communication Services	3.3%
Consumer Staples	2.5%
U.S. Treasury Obligation	2.4%
Materials	2.3%
Information Technology	2.3%
Utilities	1.6%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	3.5%
1 to 3 Years	6.8%
3 to 5 Years	8.5%
5 to 10 Years	46.5%
Greater than 10 Years	34.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFGP

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFGP

Dimensional Global Credit ETF
DGCB | NASDAQ
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.80% for the Fund and 6.61% for the Bloomberg Global Aggregate Credit Bond Index (hedged to USD), the Fund’s style benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as lower-rated corporate bonds outperformed higher-rated government and corporate bonds.

Relative to the benchmark, the Fund’s:

•	Overweight to BBB rated corporate bonds contributed positively to relative performance as BBB rated corporate bonds outperformed AAA and AA rated bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 7, 2023 (date of the Fund’s inception) - October 31, 2025)
PAGE 1	DFA103125-DGCB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/07/2023)
Dimensional Global Credit ETF – NAV	6.80%	8.71%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	6.82%
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)	6.61%	8.37%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$750,122
Number of Holdings	1,068
Net Advisory Fees Paid (Thousands)	$1,004
Portfolio Turnover Rate	21%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	36.8%
Energy	12.4%
Health Care	6.7%
Industrials	6.6%
Consumer Discretionary	6.3%
Real Estate	5.1%
Communication Services	5.0%
Utilities	4.8%
Consumer Staples	3.8%
Sovereign Bond	3.6%
Materials	3.4%
Information Technology	3.4%
U.S. Treasury Obligation	2.1%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.1%
1 to 3 Years	8.0%
3 to 5 Years	6.3%
5 to 10 Years	47.9%
Greater than 10 Years	31.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DGCB

Dimensional Global ex US Core Fixed Income ETF
DFGX | NASDAQ
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Global ex US Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global ex US Core Fixed Income ETF	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.41% for the Fund and 4.49% for the Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Fund’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, British pound, Canadian dollar, and euro contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 7, 2023 (date of the Fund’s inception) - October 31, 2025)
PAGE 1	DFA103125-DFGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/07/2023)
Dimensional Global ex US Core Fixed Income ETF – NAV	5.41%	7.01%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)	4.49%	6.40%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,225,281
Number of Holdings	614
Net Advisory Fees Paid (Thousands)	$1,469
Portfolio Turnover Rate	30%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	43.6%
Sovereign Bond	17.0%
Industrials	6.7%
Communication Services	6.3%
Energy	6.0%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Utilities	3.8%
Real Estate	2.7%
Health Care	1.9%
Materials	1.6%
Information Technology	0.9%
U.S. Treasury Obligation	0.4%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	2.3%
1 to 3 Years	5.2%
3 to 5 Years	6.1%
5 to 10 Years	60.2%
Greater than 10 Years	26.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFGX

Dimensional Global Real Estate ETF
DFGR | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$22	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 1.38% for the Fund and 2.14% for the S&P Global REIT Index (net dividends), the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Publicly traded global real estate investment trusts (REITs) had positive returns for the period. The U.S. REIT market had positive performance for the period as measured by the Dow Jones US Select REIT indices and underperformed non-U.S. REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:

•	Inclusion of specialized REITs, particularly Tower REITs, detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (December 6, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFGR

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (12/06/2022)
Dimensional Global Real Estate ETF – NAV	1.38%	5.94%
MSCI All Country World IMI Index (net div.)	22.00%	19.41%
S&P Global REIT Index (net div.)[1]	2.14%	6.31%
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,835,723
Number of Holdings	450
Net Advisory Fees Paid (Thousands)	$4,704
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Welltower, Inc.	6.7%
Prologis, Inc.	6.4%
American Tower Corp.	4.7%
Equinix, Inc.	4.6%
Digital Realty Trust, Inc.	3.2%
Simon Property Group, Inc.	3.2%
Realty Income Corp.	2.9%
Public Storage	2.4%
Goodman Group	2.4%
Crown Castle, Inc.	2.2%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
United States	72.9%
Australia	6.7%
Japan	5.6%
United Kingdom	3.4%
Singapore	2.9%
France	1.9%
Canada	1.1%
Belgium	0.9%
Hong Kong	0.9%
South Africa	0.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFGR

Dimensional Global Sustainability Fixed Income ETF
DFSB | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$25	0.24%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.52% for the Fund and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Fund’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFSB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2022)
Dimensional Global Sustainability Fixed Income ETF – NAV	5.52%	5.93%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	5.14%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$569,110
Number of Holdings	607
Net Advisory Fees Paid (Thousands)	$967
Portfolio Turnover Rate	17%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	39.0%
Sovereign Bond	22.9%
U.S. Government Agency Mortgages	8.9%
Consumer Discretionary	5.2%
Information Technology	4.7%
Industrials	3.7%
Communication Services	3.4%
Health Care	3.4%
Energy	2.7%
U.S. Treasury Obligation	2.3%
Real Estate	1.9%
Utilities	1.2%
Consumer Staples	0.7%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.9%
1 to 3 Years	11.8%
3 to 5 Years	13.5%
5 to 10 Years	20.6%
Greater than 10 Years	47.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFSB

Dimensional Inflation-Protected Securities ETF
DFIP | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$11	0.11%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.65% for the Fund and 6.06% for the
Bloomberg U.S. TIPS Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS.

Relative to the benchmark, the Fund’s:

•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2025)
PAGE 1	DFA103125-DFIP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional Inflation-Protected Securities ETF – NAV	6.65%	-0.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.07%
Bloomberg U.S. TIPS Index	6.06%	-0.04%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,028,541
Number of Holdings	20
Net Advisory Fees Paid (Thousands)	$805
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Treasury Obligation	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
3 to 5 Years	39.8%
5 to 10 Years	41.3%
Greater than 10 Years	18.9%
How Did the Fund Change?
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFIP

Dimensional International Core Equity 2 ETF
DFIC | CBOE
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$25	0.22%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.97% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on value stocks contributed.

•	Exclusion of REITs contributed.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFIC

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International Core Equity 2 ETF – NAV	26.97%	10.76%
MSCI World ex USA IMI Index (net div.)	23.90%	9.77%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,019,064
Number of Holdings	4,215
Net Advisory Fees Paid (Thousands)	$17,472
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	0.9%
Novartis AG, Class B	0.8%
ASML Holding NV	0.8%
Toyota Motor Corp.	0.7%
Nestle SA	0.7%
TotalEnergies SE	0.7%
Royal Bank of Canada	0.6%
Deutsche Telekom AG	0.5%
Sony Group Corp.	0.5%
Roche Holding AG	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.0%
Canada	12.1%
United Kingdom	11.7%
Germany	8.5%
France	7.4%
Switzerland	7.4%
Australia	6.0%
Italy	3.6%
Netherlands	3.5%
Spain	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFIC

Dimensional International Core Equity Market ETF
DFAI | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$20	0.18%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.86% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on value stocks contributed.

•	Exclusion of REITs contributed.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 17, 2020 - October 31, 2025)
PAGE 1	DFA103125-DFAI

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/17/2020)
Dimensional International Core Equity Market ETF – NAV	24.86%	10.69%
MSCI World ex USA IMI Index (net div.)	23.90%	9.55%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,966,992
Number of Holdings	3,927
Net Advisory Fees Paid (Thousands)	$16,967
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.2%
Shell PLC	1.0%
HSBC Holdings PLC, Registered	0.9%
AstraZeneca PLC	0.9%
Nestle SA	0.9%
Roche Holding AG	0.9%
SAP SE	0.9%
Sony Group Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.7%
Novartis AG, Class B	0.7%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	22.8%
United Kingdom	12.5%
Canada	11.9%
France	8.4%
Germany	8.0%
Switzerland	7.6%
Australia	6.1%
Netherlands	3.9%
Italy	3.1%
Spain	3.0%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAI

Dimensional International High Profitability ETF
DIHP | CBOE
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$30	0.27%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 20.35% for the Fund and 23.59% for the MSCI World ex USA Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Focus on stocks with higher profitability detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2025)
PAGE 1	DFA103125-DIHP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International High Profitability ETF – NAV	20.35%	8.28%
MSCI World ex USA Index (net div.)	23.59%	10.23%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,725,477
Number of Holdings	523
Net Advisory Fees Paid (Thousands)	$9,325
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	2.7%
ASML Holding NV	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Sony Group Corp.	2.2%
Nestle SA	2.2%
TotalEnergies SE	1.7%
Novartis AG, Class B	1.5%
Safran SA	1.3%
Unilever PLC	1.2%
Deutsche Telekom AG	1.1%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	22.8%
United Kingdom	12.6%
Canada	11.1%
France	10.6%
Switzerland	8.1%
Germany	7.8%
Australia	6.4%
Netherlands	4.1%
Spain	2.9%
Sweden	2.7%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DIHP

Dimensional International Small Cap ETF
DFIS | CBOE
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$43	0.38%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 27.51% for the Fund and 25.75% for the MSCI World ex USA Small Cap Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI World ex USA Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.

•	Exclusion of REITs contributed.

PAGE 1	DFA103125-DFIS

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap ETF – NAV	27.51%	8.94%
MSCI World ex USA Index (net div.)	23.59%	10.23%
MSCI World ex USA Small Cap Index (net div.)	25.75%	7.04%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,346,460
Number of Holdings	3,525
Net Advisory Fees Paid (Thousands)	$10,255
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Namura Shipbuilding Co., Ltd.	0.4%
Shibaura Mechatronics Corp.	0.4%
Capital Power Corp.	0.4%
Finning International, Inc.	0.4%
Baloise Holding AG, Registered	0.4%
BAWAG Group AG	0.3%
VAT Group AG	0.3%
Alstom SA	0.3%
Swissquote Group Holding SA, Registered	0.3%
GEA Group AG	0.3%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	22.8%
Canada	13.3%
United Kingdom	12.2%
Switzerland	7.1%
Australia	6.7%
Germany	6.6%
France	5.8%
Italy	4.1%
Sweden	3.0%
Finland	2.5%
Excludes short-term investments and collateral for loaned securities, if any.
PAGE 2	DFA103125-DFIS

How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFIS

Dimensional International Small Cap Value ETF
DISV | CBOE
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$48	0.41%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 34.14% for the Fund and 27.97% for the MSCI World ex USA Small Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

•	Exclusion of REITs contributed.

PAGE 1	DFA103125-DISV

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap Value ETF – NAV	34.14%	13.23%
MSCI World ex USA Index (net div.)	23.59%	10.23%
MSCI World ex USA Small Value Index (net div.)	27.97%	9.20%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,685,524
Number of Holdings	1,526
Net Advisory Fees Paid (Thousands)	$11,096
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Alstom SA	0.8%
Hudbay Minerals, Inc.	0.8%
Telecom Italia SpA	0.7%
Banca Monte dei Paschi di Siena SpA	0.7%
Carrefour SA	0.7%
Swiss Prime Site AG, Registered	0.7%
Swatch Group AG (The), Class BR	0.6%
Lion Finance Group PLC	0.6%
Sydbank A/S	0.6%
Eldorado Gold Corp.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.8%
United Kingdom	13.0%
Canada	12.8%
Australia	6.8%
Switzerland	6.5%
Germany	6.2%
France	5.8%
Italy	4.5%
Netherlands	2.9%
Denmark	2.9%
Excludes short-term investments and collateral for loaned securities, if any.
PAGE 2	DFA103125-DISV

How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DISV

Dimensional International Sustainability Core 1 ETF
DFSI | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$26	0.23%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.93% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the MSCI World ex USA Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Sustainability considerations contributed.

•	Exclusion of REITs contributed.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFSI

VALUE OF A $10,000 INVESTMENT (November 1, 2022 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2022)
Dimensional International Sustainability Core 1 ETF – NAV	24.93%	20.46%
MSCI World ex USA IMI Index (net div.)	23.90%	19.34%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$855,811
Number of Holdings	2,914
Net Advisory Fees Paid (Thousands)	$1,394
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.8%
Novartis AG, Class B	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
Royal Bank of Canada	0.8%
Sony Group Corp.	0.7%
Toyota Motor Corp.	0.7%
Unilever PLC	0.7%
Siemens AG, Registered	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	20.2%
United Kingdom	12.5%
Canada	11.2%
Switzerland	8.4%
France	8.3%
Germany	8.0%
Netherlands	5.4%
Australia	5.3%
Sweden	4.0%
Spain	3.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025:

•	Allen Pu no longer serves as a portfolio manager to the Fund.

•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

PAGE 2	DFA103125-DFSI

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFSI

Dimensional International Value ETF
DFIV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$31	0.27%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 31.31% for the Fund and 29.49% for the MSCI World ex USA Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFIV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional International Value ETF – NAV[1]	31.31%	19.02%	8.90%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$14,099,490
Number of Holdings	551
Net Advisory Fees Paid (Thousands)	$26,634
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	3.2%
Toyota Motor Corp.	2.1%
Banco Santander SA	1.8%
TotalEnergies SE	1.8%
HSBC Holdings PLC	1.3%
Zurich Insurance Group AG	1.2%
BASF SE	1.2%
Swiss Re AG, Registered	1.0%
Barrick Mining Corp.	1.0%
BP PLC	1.0%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.8%
United Kingdom	12.9%
Canada	11.3%
Germany	9.1%
France	8.8%
Switzerland	8.3%
Australia	5.6%
Netherlands	4.5%
Spain	2.9%
Italy	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFIV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFIV

Dimensional National Municipal Bond ETF
DFNM | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$17	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.57% for the Fund and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.

Relative to the benchmark, the Fund’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2025)
PAGE 1	DFA103125-DFNM

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional National Municipal Bond ETF – NAV	3.57%	1.19%
S&P National AMT-Free Municipal Bond Index	3.77%	0.68%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.21%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,793,684
Number of Holdings	1,090
Net Advisory Fees Paid (Thousands)	$2,381
Portfolio Turnover Rate	42%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	44.4%
School District	18.1%
General	8.2%
Medical	7.1%
Water	5.2%
Transportation	3.8%
Power	3.8%
Higher Education	3.1%
Utilities	2.9%
Education	2.2%
Airport	0.9%
Development	0.2%
Health Care	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	16.2%
1 to 3 Years	13.8%
3 to 5 Years	10.6%
5 to 10 Years	14.4%
Greater than 10 Years	45.0%
How Did the Fund Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFNM

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFNM

Dimensional Short-Duration Fixed Income ETF
DFSD | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$17	0.16%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.46% for the Portfolio and 5.63% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•	Longer duration bonds contributed positively to relative performance during a period when longer-term bonds outperformed shorter-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFSD

VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional Short-Duration Fixed Income ETF – NAV	6.46%	2.57%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.07%
ICE BofA 1-5 Year US Corporate & Government Index[1]	5.63%	2.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,568,433
Number of Holdings	1,437
Net Advisory Fees Paid (Thousands)	$6,413
Portfolio Turnover Rate	20%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	48.6%
Health Care	7.9%
Energy	6.4%
Real Estate	6.0%
Information Technology	5.2%
Consumer Discretionary	5.1%
Industrials	4.5%
U.S. Treasury Obligation	4.0%
Consumer Staples	3.7%
Sovereign Bond	3.1%
Communication Services	2.5%
Utilities	2.1%
Materials	0.9%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.1%
1 to 3 Years	24.6%
3 to 5 Years	71.3%
PAGE 2	DFA103125-DFSD

How Did the Fund Change?
Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFSD

Dimensional U.S. Core Equity 2 ETF
DFAC | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$18	0.17%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 15.97% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFAC

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Core Equity 2 ETF – NAV[1]	15.97%	16.40%	12.67%
Russell 3000® Index	20.81%	16.74%	14.08%
1	The Fund has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$39,128,588
Number of Holdings	2,571
Net Advisory Fees Paid (Thousands)	$54,506
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.2%
Apple, Inc.	5.1%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.4%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.9%
JPMorgan Chase & Co.	1.1%
Broadcom, Inc.	0.9%
Eli Lilly & Co.	0.9%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	28.0%
Financials	15.5%
Industrials	13.2%
Consumer Discretionary	10.0%
Communication Services	9.5%
Health Care	8.9%
Consumer Staples	4.9%
Energy	4.5%
Materials	3.2%
Utilities	2.0%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAC

Dimensional U.S. Equity Market ETF
DFUS | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$10	0.09%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 21.31% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure outside the Fund. U.S. equities and U.S. REITs had positive returns for the period. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFUS

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Equity Market ETF – NAV[1]	21.31%	17.38%	14.39%
Russell 3000® Index	20.81%	16.74%	14.08%
1	The Fund has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$17,999,150
Number of Holdings	2,431
Net Advisory Fees Paid (Thousands)	$11,608
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.3%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.2%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	34.4%
Financials	13.5%
Consumer Discretionary	11.0%
Communication Services	10.0%
Industrials	9.7%
Health Care	9.2%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.4%
Materials	2.0%
Real Estate	0.2%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFUS

Dimensional US Marketwide Value ETF
DFUV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$22	0.21%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 9.95% for the Fund and 11.06% for the Russell 3000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Emphasis on stocks with higher profitability detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFUV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional US Marketwide Value ETF – NAV[1]	9.95%	14.23%	9.68%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 3000® Value Index	11.06%	14.26%	9.89%
1	The Fund has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on May 6, 2022. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on May 9, 2022.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$12,289,767
Number of Holdings	1,384
Net Advisory Fees Paid (Thousands)	$23,103
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.5%
Exxon Mobil Corp.	2.9%
Berkshire Hathaway, Inc., Class B	2.9%
Johnson & Johnson	2.5%
Chevron Corp.	2.1%
UnitedHealth Group, Inc.	1.9%
Cisco Systems, Inc.	1.8%
Micron Technology, Inc.	1.6%
Bank of America Corp.	1.2%
AT&T, Inc.	1.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	23.9%
Industrials	15.4%
Health Care	15.1%
Information Technology	12.9%
Energy	10.6%
Materials	6.3%
Communication Services	6.2%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
Real Estate	0.6%
Utilities	0.1%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFUV

Dimensional U.S. Small Cap ETF
DFAS | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$27	0.26%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 7.14% for the Fund and 14.41% for the Russell 2000® Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks  underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth and small cap growth stocks with low profitability. These stocks outperformed within the Russell 2000® Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Exclusion of small cap stocks with the lowest profitability and highest relative prices detracted.

•	Exclusion of small cap stocks with high asset growth detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFAS

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Small Cap ETF – NAV[1]	7.14%	13.59%	9.12%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
1	The Fund has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,418,216
Number of Holdings	2,080
Net Advisory Fees Paid (Thousands)	$25,122
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Kratos Defense & Security Solutions, Inc.	0.3%
Roivant Sciences, Ltd.	0.3%
Sterling Infrastructure, Inc.	0.3%
Carpenter Technology Corp.	0.3%
Mueller Industries, Inc.	0.3%
NEXTracker, Inc., Class A	0.3%
WESCO International, Inc.	0.3%
Ensign Group, Inc. (The)	0.3%
Acuity, Inc.	0.3%
InterDigital, Inc.	0.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Industrials	21.5%
Financials	19.7%
Consumer Discretionary	13.8%
Information Technology	12.4%
Health Care	11.1%
Energy	5.5%
Materials	5.4%
Consumer Staples	3.8%
Utilities	3.2%
Communication Services	2.9%
Real Estate	0.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAS

Dimensional U.S. Targeted Value ETF
DFAT | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$29	0.28%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 5.59% for the Fund and 9.87% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with higher profitability detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Exclusion of small cap stocks with high asset growth detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFAT

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Targeted Value ETF – NAV[1]	5.59%	16.66%	9.02%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,362,538
Number of Holdings	1,406
Net Advisory Fees Paid (Thousands)	$29,267
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
WESCO International, Inc.	0.7%
TD SYNNEX Corp.	0.7%
Toll Brothers, Inc.	0.7%
Ally Financial, Inc.	0.6%
First Horizon Corp.	0.6%
Elanco Animal Health, Inc.	0.6%
Viatris, Inc.	0.5%
BorgWarner, Inc.	0.5%
Alcoa Corp.	0.5%
Invesco, Ltd.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	29.1%
Industrials	16.8%
Consumer Discretionary	14.0%
Energy	9.1%
Health Care	7.1%
Information Technology	6.9%
Materials	6.4%
Consumer Staples	5.7%
Communication Services	3.3%
Real Estate	1.2%
Utilities	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAT

Dimensional Ultrashort Fixed Income ETF
DUSB | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$15	0.15%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.73% for the Fund and 4.34% for the ICE BofA US 3-Month Treasury Bill Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Fund’s eligible investment range (full investment grade), bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Fund’s:

•	Inclusion of corporate bonds, floating-rate notes, and commercial paper contributed positively to relative performance as these bonds outperformed treasury bills.

•	Allocation to bonds with maturities longer than three-months contributed positively to relative performance as longer-term bonds outperformed shorter-term bonds.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 26, 2023 - October 31, 2025)
PAGE 1	DFA103125-DUSB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/26/2023)
Dimensional Ultrashort Fixed Income ETF – NAV	4.73%	5.40%
Bloomberg U.S. Aggregate Bond Index	6.16%	7.03%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	4.89%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,545,524
Number of Holdings	442
Net Advisory Fees Paid (Thousands)	$1,545
Portfolio Turnover Rate	33%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	47.8%
Utilities	7.6%
Industrials	7.5%
Consumer Staples	6.5%
Energy	6.0%
Health Care	4.9%
Consumer Discretionary	4.7%
Real Estate	3.5%
Materials	3.0%
Information Technology	2.8%
Communication Services	2.2%
Sovereign Bond	1.8%
U.S. Treasury Obligation	1.7%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	81.2%
1 to 3 Years	18.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DUSB

Dimensional US Core Equity 1 ETF
DCOR | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$15	0.14%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 17.23% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 12, 2023 - October 31, 2025)
PAGE 1	DFA103125-DCOR

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/12/2023)
Dimensional US Core Equity 1 ETF – NAV	17.23%	20.69%
Russell 3000® Index	20.81%	23.15%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,256,365
Number of Holdings	2,422
Net Advisory Fees Paid (Thousands)	$1,896
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.5%
Apple, Inc.	5.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.4%
Eli Lilly & Co.	1.0%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	28.6%
Financials	15.4%
Industrials	12.7%
Consumer Discretionary	10.5%
Communication Services	9.2%
Health Care	8.8%
Consumer Staples	4.9%
Energy	4.2%
Materials	2.9%
Utilities	2.5%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DCOR

Dimensional US Core Equity Market ETF
DFAU | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$13	0.12%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 19.78% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 17, 2020 - October 31, 2025)
PAGE 1	DFA103125-DFAU

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/17/2020)
Dimensional US Core Equity Market ETF – NAV	19.78%	14.84%
Russell 3000® Index	20.81%	14.48%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,970,190
Number of Holdings	2,342
Net Advisory Fees Paid (Thousands)	$9,528
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.2%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.5%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., Class A	2.2%
Alphabet, Inc., Class C	2.0%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	33.0%
Financials	13.7%
Consumer Discretionary	10.8%
Industrials	10.6%
Communication Services	9.7%
Health Care	8.9%
Consumer Staples	4.7%
Energy	3.5%
Utilities	2.5%
Materials	2.4%
Real Estate	0.2%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAU

Dimensional US High Profitability ETF
DUHP | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$21	0.20%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 13.96% for the Fund and 21.14% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on value stocks detracted.

•	Emphasis on stocks with higher profitability detracted.

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (February 23, 2022 - October 31, 2025)
PAGE 1	DFA103125-DUHP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (02/23/2022)
Dimensional US High Profitability ETF – NAV	13.96%	14.03%
Russell 1000® Index	21.14%	15.27%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,981,783
Number of Holdings	176
Net Advisory Fees Paid (Thousands)	$15,576
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.3%
Apple, Inc.	6.8%
Microsoft Corp.	4.9%
Visa, Inc., Class A	3.9%
Eli Lilly & Co.	3.9%
Oracle Corp.	2.9%
Meta Platforms, Inc., Class A	2.7%
Johnson & Johnson	2.4%
AbbVie, Inc.	2.4%
Home Depot, Inc. (The)	2.4%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	32.8%
Health Care	14.9%
Industrials	14.8%
Financials	9.8%
Consumer Discretionary	9.7%
Consumer Staples	8.7%
Communication Services	5.2%
Energy	2.3%
Utilities	1.1%
Materials	0.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DUHP

Dimensional US Large Cap Value ETF
DFLV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$22	0.21%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 9.07% for the Fund and 11.15% for the Russell 1000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Emphasis on stocks with higher profitability detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (December 6, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFLV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (12/06/2022)
Dimensional US Large Cap Value ETF – NAV	9.07%	12.19%
Russell 1000® Index	21.14%	22.45%
Russell 1000® Value Index	11.15%	12.77%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,435,722
Number of Holdings	342
Net Advisory Fees Paid (Thousands)	$6,509
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	3.8%
Johnson & Johnson	2.5%
Chevron Corp.	2.1%
Cisco Systems, Inc.	2.1%
UnitedHealth Group, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.9%
Micron Technology, Inc.	1.5%
Morgan Stanley	1.3%
Wells Fargo & Co.	1.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	23.6%
Industrials	14.4%
Health Care	14.3%
Information Technology	13.1%
Energy	12.6%
Materials	7.4%
Communication Services	6.0%
Consumer Discretionary	4.4%
Consumer Staples	3.8%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFLV

Dimensional US Large Cap Vector ETF
DFVX | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 14.22% for the Fund and 21.14% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on value stocks detracted.

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Emphasis on large cap value stocks with higher profitability detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2023 - October 31, 2025)
PAGE 1	DFA103125-DFVX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2023)
Dimensional US Large Cap Vector ETF – NAV	14.22%	21.99%
Russell 1000® Index	21.14%	28.73%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$416,348
Number of Holdings	343
Net Advisory Fees Paid (Thousands)	$684
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%
JPMorgan Chase & Co.	2.8%
Johnson & Johnson	2.0%
Exxon Mobil Corp.	1.9%
Oracle Corp.	1.6%
Visa, Inc., Class A	1.5%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	18.0%
Communication Services	14.6%
Industrials	14.6%
Financials	13.7%
Health Care	10.4%
Consumer Discretionary	10.3%
Consumer Staples	7.5%
Energy	6.8%
Materials	3.3%
Utilities	0.6%
Real Estate	0.2%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.19% to 0.16% and the contractual expense limitation amount for the Fund was reduced from 0.22% to 0.19%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFVX

Dimensional US Real Estate ETF
DFAR | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$19	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were -3.21% for the Fund and 0.13% for the Dow Jones U.S. Select REIT Index, the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. REITs had positive returns for the period. U.S. REITs underperformed U.S. equities as measured by the Dow Jones US Select REIT Index and Russell indices and outperformed non-US REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:

•	Inclusion of specialized REITs, particularly its inclusion of tower REITs, detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (February 23, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFAR

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (02/23/2022)
Dimensional US Real Estate ETF – NAV	-3.21%	0.88%
Russell 3000® Index	20.81%	14.89%
Dow Jones U.S. Select REIT Index	0.13%	1.71%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,372,121
Number of Holdings	136
Net Advisory Fees Paid (Thousands)	$2,209
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Welltower, Inc.	7.6%
Prologis, Inc.	7.2%
American Tower Corp.	5.3%
Equinix, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.4%
Public Storage	3.7%
Crown Castle, Inc.	3.3%
Ventas, Inc.	2.8%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Real Estate	100.0%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAR

Dimensional US Small Cap Value ETF
DFSV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$31	0.30%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 4.99% for the Fund and 9.87% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks  underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Emphasis on stocks with higher profitability detracted.

•	Exclusion of small cap stocks with high asset growth detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (February 23, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFSV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (02/23/2022)
Dimensional US Small Cap Value ETF – NAV	4.99%	8.19%
Russell 3000® Index	20.81%	14.89%
Russell 2000® Value Index	9.87%	6.52%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,463,821
Number of Holdings	1,023
Net Advisory Fees Paid (Thousands)	$12,845
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Elanco Animal Health, Inc.	0.9%
Invesco, Ltd.	0.8%
HF Sinclair Corp.	0.8%
WESCO International, Inc.	0.7%
BorgWarner, Inc.	0.7%
Webster Financial Corp.	0.7%
Alcoa Corp.	0.6%
Amkor Technology, Inc.	0.6%
Lithia Motors, Inc.	0.6%
Comerica, Inc.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	28.6%
Industrials	17.1%
Consumer Discretionary	14.1%
Energy	11.3%
Health Care	7.8%
Information Technology	6.3%
Materials	6.2%
Consumer Staples	4.3%
Communication Services	2.6%
Real Estate	1.0%
Utilities	0.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFSV

Dimensional US Sustainability Core 1 ETF
DFSU | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$16	0.15%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 18.08% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the Russell 3000® Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

•	Sustainability considerations contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFSU

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2022)
Dimensional US Sustainability Core 1 ETF – NAV	18.08%	21.19%
Russell 3000® Index	20.81%	21.90%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,788,588
Number of Holdings	1,969
Net Advisory Fees Paid (Thousands)	$2,012
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.5%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	28.4%
Financials	17.2%
Industrials	13.0%
Consumer Discretionary	11.6%
Communication Services	10.4%
Health Care	10.2%
Consumer Staples	4.1%
Materials	2.3%
Energy	1.5%
Utilities	0.9%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFSU

Dimensional World Equity ETF
DFAW | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$26	0.24%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 18.53% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. US stocks underperformed developed es US and emerging markets stocks.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Greater weight in U.S. stocks detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 26, 2023 - October 31, 2025)
PAGE 1	DFA103125-DFAW

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/26/2023)
Dimensional World Equity ETF – NAV	18.53%	22.05%
MSCI All Country World IMI Index (net div.)	22.00%	23.92%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$926,307
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$215
Portfolio Turnover Rate	-%*
*	Amount is less than 1%.
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
Dimensional U.S. Core Equity 2 ETF	53.3%
Dimensional International Core Equity 2 ETF	18.8%
Dimensional US Core Equity 1 ETF	17.8%
Dimensional Emerging Markets Core Equity 2 ETF	8.4%
Dimensional Global Real Estate ETF	1.8%
†	Excludes cash investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025:

•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

•	Mary T. Phillips no longer serves as a portfolio manager to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAW

Dimensional World ex U.S. Core Equity 2 ETF
DFAX | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$32	0.28%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.78% for the Fund and 24.62% for the MSCI All Country World ex USA IMI Index (net dividends) the Fund’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks and underperformed other large cap stocks. Mid cap stocks outperformed large cap stocks. Value stocks outperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Fund’s:

•	Emphasis on value stocks contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFAX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional World ex U.S. Core Equity 2 ETF – NAV[1]	26.78%	13.05%	8.36%
MSCI All Country World ex USA IMI Index (net div.)	24.62%	11.10%	7.68%
1	The Fund has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,657,897
Number of Holdings	10,384
Net Advisory Fees Paid (Thousands)	$20,359
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	0.9%
Samsung Electronics Co., Ltd.	0.9%
Tencent Holdings, Ltd.	0.8%
Novartis AG, Class B	0.7%
Toyota Motor Corp.	0.5%
ASML Holding NV	0.5%
Shell PLC	0.5%
TotalEnergies SE	0.5%
Fujikura, Ltd.	0.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	15.4%
China	9.3%
Canada	8.3%
Taiwan	7.1%
United Kingdom	6.8%
Germany	5.7%
India	5.1%
Switzerland	5.0%
France	4.9%
Korea, Republic of	4.5%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025:

•	Allen Pu no longer serves as a portfolio manager to the Fund.

•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFAX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFAX

Dimensional US Vector Equity ETF
DXUV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$28	0.26%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 13.74% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 10, 2024 - October 31, 2025)
PAGE 1	DFA103125-DXUV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/10/2024)
Dimensional US Vector Equity ETF – NAV	13.74%	16.36%
Russell 3000® Index	20.81%	22.54%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$300,251
Number of Holdings	2,056
Net Advisory Fees Paid (Thousands)	$323
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.3%
Apple, Inc.	4.4%
Microsoft Corp.	4.4%
Meta Platforms, Inc., Class A	2.1%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.4%
JPMorgan Chase & Co.	0.8%
Eli Lilly & Co.	0.7%
Johnson & Johnson	0.7%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	22.9%
Financials	17.1%
Industrials	15.6%
Consumer Discretionary	10.8%
Health Care	9.5%
Communication Services	8.0%
Consumer Staples	5.6%
Energy	5.6%
Materials	4.0%
Utilities	0.5%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.25% to 0.20% and the contractual expense limitation amount for the Fund was reduced from 0.28% to 0.25%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DXUV

Dimensional International Vector Equity ETF
DXIV | NYSEArca
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$34	0.30%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 27.53% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on value stocks contributed.

•	Exclusion of REITs contributed.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DXIV

VALUE OF A $10,000 INVESTMENT (September 10, 2024 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/10/2024)
Dimensional International Vector Equity ETF – NAV	27.53%	23.35%
MSCI World ex USA IMI Index (net div.)	23.90%	20.04%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$117,065
Number of Holdings	2,733
Net Advisory Fees Paid (Thousands)	$22
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.0%
Novartis AG, Class B	0.7%
BHP Group, Ltd.	0.7%
Shell PLC	0.7%
ASML Holding NV	0.6%
Orange SA	0.6%
Nestle SA	0.6%
AstraZeneca PLC	0.6%
Deutsche Telekom AG	0.5%
Toyota Motor Corp.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.5%
Canada	13.0%
United Kingdom	10.7%
Germany	8.5%
France	7.6%
Switzerland	6.8%
Australia	6.1%
Netherlands	3.3%
Italy	3.2%
Sweden	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.30% to 0.25% and the contractual expense limitation amount for the Fund was reduced from 0.34% to 0.30%.
PAGE 2	DFA103125-DXIV

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DXIV

(b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees

Fiscal Year Ended October 31, 2025:	$996,546
Fiscal Year Ended October 31, 2024:	$770,264

(b)	Audit-Related Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2025:	$76,313
	Fiscal Year Ended October 31, 2024:	$60,568

For fiscal years ended October 31, 2025 and October 31, 2024, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2025:	$240,000
Fiscal Year Ended October 31, 2024:	$240,000

For the fiscal years ended October 31, 2025 and October 31, 2024, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2025:	$0
	Fiscal Year Ended October 31, 2024:	$0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2025:	$0
	Fiscal Year Ended October 31, 2024:	$0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional ETF Trust

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General
1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.
2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.
B.	Pre-Approval of Audit Services to the Funds

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.
2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.
3.	Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).
C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services
1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.
2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.
3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.
5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.
D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis
1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.
2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.
3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.
4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:
(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or
(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.
E.	Amendment; Annual Review
1.	The Committee may amend these procedures from time to time.
2.	These procedures shall be reviewed annually by the Committee.
F.	Recordkeeping
1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.
2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.
3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.
(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2025 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2025:	$1,803,771
Fiscal Year Ended October 31, 2024:	$1,598,873

Aggregate non-audit fees & services rendered to the Registrant, and rendered to the Registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Reena Aggarwal

Francis A. Longstaff

Abbie J. Smith

Ingrid M. Werner

(b)	Not Applicable

ITEM 6.	INVESTMENTS.

(a)	Please see the Schedules of Investments contained in the Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)	Please see Financial Statements included below.

(b)	Please see Financial Highlights included below.

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Year Ended: October 31, 2025
Dimensional U.S. Equity Market ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional US Marketwide Value ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF

**Blank Page**

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 272
Item 9 - Proxy Disclosures for Open End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 273
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 274
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 275
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission

3
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (9.8%)
#*Advantage Solutions, Inc. 16,640 $ 21,299
Alphabet, Inc., Class A 1,604,711 451,228,686
Alphabet, Inc., Class C 1,417,528 399,487,741
*Altice USA, Inc., Class A 57,899 129,115
*AMC Networks, Inc., Class A 5,279 40,015
*Angi, Inc. 9,732 129,144
*Anterix, Inc. 1,872 37,852
Array Digital Infrastructure, Inc. 4,641 227,966
#*AST SpaceMobile, Inc. 57,113 4,583,318
AT&T, Inc. 2,033,240 50,322,690
*Atlanta Braves Holdings, Inc. 9,808 399,382
#*Atlanta Braves Holdings, Inc. 1,097 47,325
ATN International, Inc. 1,619 23,524
*Bandwidth, Inc., Class A 7,511 121,303
*Boston Omaha Corp., Class A 3,594 45,716
*Bumble, Inc., Class A 24,937 138,400
#Cable One, Inc. 1,096 162,811
*Cargurus, Inc. 25,677 901,776
*Cars.com, Inc. 14,394 154,592
#*Charter Communications, Inc.,
Class A 25,253 5,905,162
#Cinemark Holdings, Inc. 34,128 921,797
Comcast Corp., Class A 1,040,591 28,964,851
*DoubleVerify Holdings, Inc. 39,617 450,841
*E.W. Scripps Co. (The), Class A 5,860 14,240
#*EchoStar Corp., Class A 13,780 1,031,709
Electronic Arts, Inc. 67,590 13,522,055
Entravision Communications
Corp., Class A 3,939 8,154
*Eventbrite, Inc., Class A 20,022 46,251
*EverQuote, Inc., Class A 20,995 452,232
Fox Corp., Class A 59,969 3,876,996
Fox Corp., Class B 42,243 2,467,414
*Frontier Communications Parent,
Inc. 35,879 1,354,791
#*fuboTV, Inc., Class A 114,893 434,296
*Gaia, Inc. 3,612 18,024
*Gambling.com Group, Ltd. 11,300 80,569
*Gannett Co., Inc. 29,034 153,880
*GCI Liberty, Inc., Class A 894 32,694
*GCI Liberty, Inc., Class C 6,401 234,437
#*Globalstar, Inc. 3,581 194,842
#*Gogo, Inc. 17,289 157,330
Gray Media, Inc. 13,571 62,019
IDT Corp., Class B 5,651 286,280
*iHeartMedia, Inc., Class A 4,428 13,151
#*IMAX Corp. 14,642 475,719
*Integral Ad Science Holding
Corp. 26,094 266,420
Interpublic Group of Cos., Inc.
(The) 85,554 2,195,316
#Iridium Communications, Inc. 25,971 497,345
John Wiley & Sons, Inc., Class A 12,041 443,952
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class
A 5,502 $ 294,302
*Liberty Broadband Corp., Class
C 32,005 1,722,509
*Liberty Global, Ltd., Class A 33,335 366,685
*Liberty Global, Ltd., Class C 53,369 595,064
*Liberty Latin America, Ltd., Class
A 11,274 87,937
*Liberty Latin America, Ltd., Class
C 39,850 315,214
*Liberty Media Corp.-Liberty
Formula One 61,582 6,148,963
*Liberty Media Corp.-Liberty
Formula One 5,077 461,905
*Liberty Media Corp.-Liberty Live 3,181 279,101
*Liberty Media Corp.-Liberty Live 7,602 687,297
*Lionsgate Studios Corp. 36,434 234,271
#*Live Nation Entertainment, Inc. 46,681 6,980,210
*Lumen Technologies, Inc. 258,391 2,656,260
*Madison Square Garden
Entertainment Corp. 11,153 492,516
*Madison Square Garden Sports
Corp. 3,060 656,033
#*Magnite, Inc. 48,051 859,152
Marcus Corp. (The) 4,666 67,190
Match Group, Inc. 64,042 2,071,118
Meta Platforms, Inc., Class A 612,429 397,068,342
National CineMedia, Inc. 12,805 56,598
*Netflix, Inc. 120,247 134,539,558
New York Times Co. (The), Class
A 43,159 2,459,631
News Corp., Class A 108,092 2,864,438
#News Corp., Class B 35,175 1,071,782
Nexstar Media Group, Inc. 9,684 1,895,449
*Nextdoor Holdings, Inc. 22,287 43,460
#Omnicom Group, Inc. 53,380 4,004,568
#Paramount Skydance Corp. 29,618 455,821
*Pinterest, Inc., Class A 168,178 5,566,692
*PubMatic, Inc., Class A 7,640 63,870
*QuinStreet, Inc. 18,022 266,545
*Reddit, Inc., Class A 30,070 6,283,127
*Reservoir Media, Inc. 1,724 13,102
*ROBLOX Corp., Class A 165,132 18,778,811
*Roku, Inc. 35,673 3,785,976
Saga Communications, Inc.,
Class A 552 6,762
Scholastic Corp. 5,755 164,996
Shenandoah Telecommunications
Co. 13,481 166,086
#Shutterstock, Inc. 4,837 121,070
Sinclair, Inc. 14,497 198,029
*Snap, Inc., Class A 286,909 2,237,890
#*Sphere Entertainment Co. 7,609 521,064
Spok Holdings, Inc. 2,839 40,569
*Spotify Technology SA 44,421 29,109,970

4
Dimensional U.S. Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Stagwell, Inc. 29,473 $ 139,997
*Starz Entertainment Corp. 2,428 25,518
Sunrise Communications AG,
ADR 28,613 1,556,547
*Take-Two Interactive Software,
Inc. 52,150 13,369,696
*Teads Holding Co. 2,082 3,081
*TechTarget, Inc. 4,984 27,362
TEGNA, Inc. 46,095 906,689
Telephone and Data Systems,
Inc. 28,847 1,119,841
*Thryv Holdings, Inc. 5,650 43,562
TKO Group Holdings, Inc. 20,221 3,809,636
T-Mobile US, Inc. 143,394 30,119,910
Townsquare Media, Inc., Class A 1,541 9,677
*Trade Desk, Inc. (The), Class A 119,891 6,028,119
#*Travelzoo 1,595 13,430
*TripAdvisor, Inc. 29,617 475,649
*TrueCar, Inc. 8,736 19,219
Verizon Communications, Inc. 1,195,460 47,507,580
*Vimeo, Inc. 45,498 354,884
#*Vivid Seats, Inc., Class A 340 4,219
Walt Disney Co. (The) 506,150 57,002,613
*Warner Bros Discovery, Inc. 663,243 14,889,805
#Warner Music Group Corp.,
Class A 38,289 1,223,716
*Yelp, Inc. 17,362 572,599
Zedge, Inc., Class B 68 171
*Ziff Davis, Inc. 12,036 408,020
*ZoomInfo Technologies, Inc. 71,829 805,921
TOTAL COMMUNICATION
SERVICES 1,789,962,816
CONSUMER DISCRETIONARY — (10.8%)
#*1-800-Flowers.com, Inc., Class
A 3,914 14,090
*Abercrombie & Fitch Co. 13,232 959,982
Academy Sports & Outdoors, Inc. 17,931 858,716
*Accel Entertainment, Inc. 8,368 85,270
#Acushnet Holdings Corp. 8,671 670,528
*Adient PLC 24,478 567,645
ADT, Inc. 127,365 1,125,907
*Adtalem Global Education, Inc. 9,772 957,851
#Advance Auto Parts, Inc. 16,824 792,915
*Airbnb, Inc., Class A 121,147 15,329,941
A-Mark Precious Metals, Inc.,
Class A 4,368 116,101
*Amazon.com, Inc. 2,715,013 663,060,475
*American Axle & Manufacturing
Holdings, Inc. 32,366 200,669
American Eagle Outfitters, Inc. 45,094 753,521
*American Outdoor Brands, Inc. 1,353 9,295
*American Public Education, Inc. 7,846 262,763
*America's Car-Mart, Inc., Class
MA 1,343 29,868
*Aptiv PLC 61,645 4,999,409
Aramark 74,393 2,818,007
*Arhaus, Inc. 18,404 184,408
Arko Corp. 11,157 49,147
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Asbury Automotive Group, Inc. 4,761 $ 1,116,931
Autoliv, Inc. 20,316 2,372,909
*AutoNation, Inc. 7,749 1,548,793
*AutoZone, Inc. 4,747 17,442,519
Bassett Furniture Industries, Inc. 306 4,513
Bath & Body Works, Inc. 53,871 1,318,762
*Beazer Homes USA, Inc. 6,730 150,752
#*Bed Bath & Beyond, Inc. 18,935 145,989
Best Buy Co., Inc. 55,903 4,591,872
#*Biglari Holdings, Inc., Class A 20 35,065
*Biglari Holdings, Inc., Class B 93 33,602
#*Birkenstock Holding PLC 12,865 513,442
*BJ's Restaurants, Inc. 5,139 174,520
Bloomin' Brands, Inc. 16,002 109,294
Booking Holdings, Inc. 9,172 46,573,031
*Boot Barn Holdings, Inc. 8,591 1,629,283
BorgWarner, Inc. 60,265 2,588,984
*Bright Horizons Family Solutions,
Inc. 15,916 1,738,505
#Brightstar Lottery PLC 7,805 130,031
*Brinker International, Inc. 12,122 1,317,177
Brunswick Corp. 17,749 1,173,386
Buckle, Inc. (The) 10,054 550,959
#Build-A-Bear Workshop, Inc.,
Class A 3,722 201,807
*Burlington Stores, Inc. 17,846 4,882,487
*Caesars Entertainment, Inc. 49,902 1,003,030
#Caleres, Inc. 7,347 81,111
Camping World Holdings, Inc.,
Class A 15,046 198,005
*Capri Holdings, Ltd. 828 17,181
*CarMax, Inc. 40,624 1,702,552
*Carnival Corp. 296,549 8,549,508
Carriage Services, Inc. 2,988 133,564
Carter's, Inc. 7,858 246,741
*Carvana Co. 35,551 10,897,804
*Cato Corp. (The), Class A 626 2,410
#*Cava Group, Inc. 21,061 1,131,608
*Cavco Industries, Inc. 2,036 1,078,673
Century Communities, Inc. 7,749 460,291
*Champion Homes, Inc. 15,532 1,059,748
#Cheesecake Factory, Inc. (The) 14,451 719,660
*Chewy, Inc., Class A 62,140 2,095,361
*Chipotle Mexican Grill, Inc. 362,734 11,495,040
#Choice Hotels International, Inc. 5,537 514,719
#Churchill Downs, Inc. 15,274 1,515,181
*Citi Trends, Inc. 2,530 90,625
Clarus Corp. 2,260 7,548
Columbia Sportswear Co. 7,709 382,598
*Cooper-Standard Holdings, Inc. 3,840 116,045
*Coupang, Inc. 435,911 13,936,075
*Coursera, Inc. 41,680 350,946
Cracker Barrel Old Country Store,
Inc. 5,395 181,811
Cricut, Inc., Class A 19,200 101,952
*Crocs, Inc. 14,638 1,195,778
*Culp, Inc. 1,492 5,998
D.R. Horton, Inc. 75,739 11,291,170

5
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Dana, Inc. 38,738 $ 786,381
Darden Restaurants, Inc. 32,767 5,902,975
#*Dave & Buster's Entertainment,
Inc. 7,346 107,913
*Deckers Outdoor Corp. 40,588 3,307,922
*Denny's Corp. 8,748 34,205
#Designer Brands, Inc., Class A 8,875 32,749
*Destination XL Group, Inc. 12,129 12,119
Dick's Sporting Goods, Inc. 18,514 4,099,925
#Dillard's, Inc., Class A 982 589,279
#Dine Brands Global, Inc. 3,271 80,859
Domino's Pizza, Inc. 8,962 3,570,998
*DoorDash, Inc., Class A 101,983 25,941,416
*Dorman Products, Inc. 7,216 967,882
*DraftKings, Inc. 127,722 3,907,016
#*Dream Finders Homes, Inc.,
Class A 7,225 143,055
*Driven Brands Holdings, Inc. 18,842 270,383
*Duolingo, Inc. 10,171 2,752,679
*Dutch Bros, Inc., Class A 33,093 1,837,985
eBay, Inc. 129,675 10,543,874
*El Pollo Loco Holdings, Inc. 3,290 33,624
Ethan Allen Interiors, Inc. 8,092 195,584
*Etsy, Inc. 25,349 1,571,638
*European Wax Center, Inc.,
Class A 7,691 29,995
Expedia Group, Inc. 33,394 7,346,680
*Figs, Inc., Class A 26,388 196,854
*First Watch Restaurant Group,
Inc. 14,642 241,447
*Five Below, Inc. 16,779 2,638,833
Flanigan's Enterprises, Inc. 313 9,907
Flexsteel Industries, Inc. 186 6,359
#*Floor & Decor Holdings, Inc.,
Class A 28,415 1,775,369
*Flutter Entertainment PLC, Class
DI 49,541 11,522,741
Ford Motor Co. 1,110,101 14,575,626
*Fox Factory Holding Corp. 8,788 194,303
*Frontdoor, Inc. 8,990 597,206
*Funko, Inc., Class A 14,799 46,173
#*GameStop Corp., Class A 111,589 2,487,319
Gap, Inc. (The) 66,129 1,511,048
Garmin, Ltd. 45,594 9,754,380
Garrett Motion, Inc. 27,628 468,018
General Motors Co. 267,290 18,467,066
*Genesco, Inc. 2,375 68,899
Gentex Corp. 58,868 1,380,455
*Gentherm, Inc. 7,214 265,475
Genuine Parts Co. 38,700 4,926,897
*G-III Apparel Group, Ltd. 12,184 327,140
*Global Business Travel Group I 23,187 182,250
Golden Entertainment, Inc. 3,497 70,639
*Good Times Restaurants, Inc. 3,686 5,382
*Goodyear Tire & Rubber Co.
(The) 76,974 530,351
Graham Holdings Co., Class B 955 966,584
*Grand Canyon Education, Inc. 7,964 1,499,621
*Green Brick Partners, Inc. 9,519 616,260
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Group 1 Automotive, Inc. 3,491 $ 1,387,812
#*Groupon, Inc. 9,194 185,075
#Guess?, Inc. 5,581 94,765
H&R Block, Inc. 34,695 1,725,729
Hamilton Beach Brands Holding
Co., Class A 265 3,729
*Hanesbrands, Inc. 106,529 704,157
Harley-Davidson, Inc. 33,431 901,968
Hasbro, Inc. 38,544 2,941,293
Haverty Furniture Cos., Inc. 2,060 44,929
*Helen of Troy, Ltd. 2,399 44,693
*Hilton Grand Vacations, Inc. 17,662 732,090
Hilton Worldwide Holdings, Inc. 66,267 17,027,968
*Holley, Inc. 6,608 18,965
Home Depot, Inc. (The) 283,090 107,458,133
Hooker Furnishings Corp. 3,546 32,198
*Hovnanian Enterprises, Inc.,
Class A 1,288 154,856
#Hyatt Hotels Corp., Class A 11,909 1,636,416
#Installed Building Products, Inc. 6,566 1,629,878
J Jill, Inc. 226 3,406
JAKKS Pacific, Inc. 1,034 17,578
Johnson Outdoors, Inc., Class A 1,187 48,346
KB Home 14,443 901,532
Kohl's Corp. 25,215 410,248
Kontoor Brands, Inc. 14,892 1,205,061
Krispy Kreme, Inc. 18,810 67,528
#*Kura Sushi USA, Inc., Class A 1,472 83,801
#Lakeland Industries, Inc. 1,000 16,460
#*Lands' End, Inc. 1,303 20,509
Las Vegas Sands Corp. 96,364 5,719,203
*Latham Group, Inc. 7,691 55,760
*Laureate Education, Inc. 36,341 1,054,979
La-Z-Boy, Inc. 13,010 412,417
#LCI Industries 7,434 769,345
Lear Corp. 14,677 1,535,948
*Legacy Housing Corp. 2,087 46,864
Leggett & Platt, Inc. 45,556 425,493
Lennar Corp., Class A 61,915 7,663,220
#Lennar Corp., Class B 2,757 325,464
*Leslie's, Inc. 342 1,204
Levi Strauss & Co., Class A 28,977 587,654
*LGI Homes, Inc. 4,591 187,359
*Life Time Group Holdings, Inc. 37,958 938,701
Lifetime Brands, Inc. 300 1,017
#*Light & Wonder, Inc. 19,851 1,443,168
*Lincoln Educational Services
Corp. 5,439 105,625
*Lindblad Expeditions Holdings,
Inc. 9,332 112,544
Lithia Motors, Inc. 7,067 2,219,603
#LKQ Corp. 70,245 2,245,030
#*Lovesac Co. (The) 2,870 39,807
Lowe's Cos., Inc. 158,604 37,768,371
#*Lucid Group, Inc. 14,663 260,268
#Lucky Strike Entertainment
Corp. 5,823 48,797
*Lululemon Athletica, Inc. 30,555 5,210,850
*M/I Homes, Inc. 2,750 344,272

6
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Macy's, Inc. 74,364 $ 1,449,354
*Malibu Boats, Inc., Class A 6,014 167,610
Marine Products Corp. 1,049 8,864
*MarineMax, Inc. 6,075 150,478
Marriott International, Inc., Class
A 65,485 17,064,081
#Marriott Vacations Worldwide
Corp. 8,376 552,648
*MasterCraft Boat Holdings, Inc. 1,758 35,265
*Mattel, Inc. 90,886 1,670,485
#Matthews International Corp.,
Class A 8,567 200,639
McDonald's Corp. 201,877 60,246,153
Meritage Homes Corp. 7,400 499,944
*MGM Resorts International 59,985 1,921,320
#*Mister Car Wash, Inc. 30,414 170,014
*Mobileye Global, Inc., Class A 58,734 772,352
#*Modine Manufacturing Co. 13,912 2,131,457
*Mohawk Industries, Inc. 14,950 1,698,918
Monarch Casino & Resort, Inc. 2,998 270,030
Monro, Inc. 6,286 92,090
*Motorcar Parts of America, Inc. 1,978 33,745
Movado Group, Inc. 2,287 41,646
Murphy USA, Inc. 5,116 1,832,551
Nathan's Famous, Inc. 509 53,867
*National Vision Holdings, Inc. 21,257 547,368
Newell Brands, Inc. 144,588 491,599
NIKE, Inc., Class B 336,478 21,733,114
*Norwegian Cruise Line Holdings,
Ltd. 129,301 2,898,928
*NVR, Inc. 747 5,386,483
#*Ollie's Bargain Outlet Holdings,
Inc. 15,618 1,886,811
OneSpaWorld Holdings, Ltd. 28,397 660,798
#*OneWater Marine, Inc. 2,070 32,147
*O'Reilly Automotive, Inc. 240,088 22,673,911
Oxford Industries, Inc. 5,323 196,153
#Papa John's International, Inc. 9,263 470,653
#Patrick Industries, Inc. 8,726 910,733
#*Penn Entertainment, Inc. 40,142 660,737
Penske Automotive Group, Inc. 5,766 922,964
Perdoceo Education Corp. 17,507 556,022
*Petco Health & Wellness Co.,
Inc. 23,514 74,774
#*PetMed Express, Inc. 2,200 5,654
Phinia, Inc. 11,004 571,218
*Planet Fitness, Inc., Class A 23,740 2,152,981
#Polaris, Inc. 9,508 628,479
Pool Corp. 9,892 2,641,758
#*Portillo's, Inc., Class A 15,764 84,337
PulteGroup, Inc. 55,279 6,626,294
*Pursuit Attractions and
Hospitality, Inc. 6,016 213,448
PVH Corp. 13,605 1,065,680
#*QuantumScape Corp. 70,727 1,304,206
Ralph Lauren Corp. 10,766 3,441,460
RCI Hospitality Holdings, Inc. 1,000 24,910
#Red Rock Resorts, Inc., Class A 13,163 701,720
#*Revolve Group, Inc. 13,819 305,676
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*RH 3,919 $ 675,988
*RideNow Group, Inc., Class B 525 1,785
#*Rivian Automotive, Inc., Class A 226,156 3,068,937
Rocky Brands, Inc. 827 23,313
Ross Stores, Inc. 90,966 14,456,317
Royal Caribbean Cruises, Ltd. 73,089 20,964,118
#*Rush Street Interactive, Inc. 26,805 454,613
*Sabre Corp. 10 20
*Sally Beauty Holdings, Inc. 29,341 443,342
#*Savers Value Village, Inc. 11,704 107,794
Service Corp. International 39,927 3,334,304
*Shake Shack, Inc., Class A 10,969 1,058,618
*SharkNinja, Inc. 22,548 1,927,854
Shoe Carnival, Inc. 4,362 79,955
Signet Jewelers, Ltd. 10,533 1,041,187
#*Sleep Number Corp. 5,542 30,481
Smith & Wesson Brands, Inc. 8,931 85,604
*Solid Power, Inc. 2,352 14,771
#Somnigroup International, Inc. 55,730 4,421,618
Sonic Automotive, Inc., Class A 4,364 277,245
*Sonos, Inc. 22,956 394,155
*Sportsman's Warehouse
Holdings, Inc. 1,495 3,693
Standard Motor Products, Inc. 6,040 224,265
Starbucks Corp. 322,069 26,045,720
Steven Madden, Ltd. 20,405 691,934
*Stitch Fix, Inc., Class A 23,621 98,972
*Stoneridge, Inc. 4,093 27,873
Strategic Education, Inc. 6,689 508,230
*Strattec Security Corp. 556 34,116
#*Stride, Inc. 12,297 836,688
Sturm Ruger & Co., Inc. 4,787 203,017
Superior Group of Cos., Inc. 2,281 21,305
#*Sweetgreen, Inc., Class A 24,986 157,162
Tandy Leather Factory, Inc. 380 1,159
Tapestry, Inc. 59,161 6,497,061
*Target Hospitality Corp. 4,102 31,544
*Taylor Morrison Home Corp. 26,704 1,582,746
*Tesla, Inc. 845,572 386,054,352
Texas Roadhouse, Inc. 19,094 3,123,396
#Thor Industries, Inc. 13,426 1,401,003
*Tile Shop Holdings, Inc. 2,588 16,201
TJX Cos., Inc. (The) 314,361 44,054,551
Toll Brothers, Inc. 27,566 3,720,032
#*TopBuild Corp. 7,893 3,334,635
*Topgolf Callaway Brands Corp. 48,694 458,211
#Tractor Supply Co. 152,779 8,266,872
Travel + Leisure Co. 19,221 1,206,694
*Tri Pointe Homes, Inc. 24,319 774,560
*Udemy, Inc. 19,007 108,245
*Ulta Beauty, Inc. 12,643 6,572,843
#*Under Armour, Inc., Class A 61,025 281,325
#*Under Armour, Inc., Class C 41,261 183,199
#*United Parks & Resorts, Inc. 7,473 361,693
*Universal Electronics, Inc. 282 1,097
*Universal Technical Institute, Inc. 15,078 448,118
Upbound Group, Inc. 16,250 314,925
*Urban Outfitters, Inc. 15,725 1,015,992

7
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Vail Resorts, Inc. 10,655 $ 1,580,456
*Valvoline, Inc. 34,858 1,150,663
*Vera Bradley, Inc. 1,881 4,420
VF Corp. 88,153 1,237,668
#*Victoria's Secret & Co. 19,758 696,469
Visteon Corp. 7,859 842,170
*Warby Parker, Inc., Class A 24,324 476,507
#*Wayfair, Inc., Class A 28,032 2,901,592
#Wendy's Co. (The) 53,548 457,300
Weyco Group, Inc. 454 13,016
#Whirlpool Corp. 14,431 1,033,693
Williams-Sonoma, Inc. 34,175 6,641,569
#Wingstop, Inc. 8,023 1,738,022
Winmark Corp. 816 328,987
Winnebago Industries, Inc. 7,666 289,085
Wolverine World Wide, Inc. 24,782 562,551
#Wyndham Hotels & Resorts, Inc. 20,986 1,541,002
Wynn Resorts, Ltd. 23,608 2,809,116
#*XPEL, Inc. 7,644 260,660
*YETI Holdings, Inc. 22,728 772,525
Yum! Brands, Inc. 78,418 10,838,152
*Zumiez, Inc. 2,741 59,343
TOTAL CONSUMER
DISCRETIONARY 1,971,870,619
CONSUMER STAPLES — (4.5%)
#Albertsons Cos., Inc., Class A 100,945 1,785,717
Alico, Inc. 691 24,330
Altria Group, Inc. 475,537 26,810,776
Andersons, Inc. (The) 9,954 460,970
Archer-Daniels-Midland Co. 136,125 8,239,646
#B&G Foods, Inc. 24,039 96,156
*BellRing Brands, Inc. 33,006 994,471
*BJ's Wholesale Club Holdings,
Inc. 37,430 3,303,572
*Boston Beer Co., Inc. (The),
Class A 2,341 484,564
Brown-Forman Corp., Class A 8,944 242,561
#Brown-Forman Corp., Class B 44,713 1,217,535
Bunge Global SA 47,008 4,446,957
Calavo Growers, Inc. 3,751 83,310
#Cal-Maine Foods, Inc. 12,123 1,064,399
#Campbell's Co. (The) 51,634 1,555,732
Casey's General Stores, Inc. 10,461 5,368,481
*Celsius Holdings, Inc. 44,630 2,688,065
*Central Garden & Pet Co. 1,175 36,037
*Central Garden & Pet Co., Class
A 15,675 435,922
*Chefs' Warehouse, Inc. (The) 10,357 611,063
Church & Dwight Co., Inc. 68,428 6,000,451
Clorox Co. (The) 34,615 3,892,803
Coca-Cola Co. (The) 1,154,505 79,545,395
Coca-Cola Consolidated, Inc. 15,303 1,995,205
Colgate-Palmolive Co. 217,907 16,789,734
Conagra Brands, Inc. 128,516 2,209,190
Constellation Brands, Inc., Class
A 42,079 5,528,339
Costco Wholesale Corp. 125,148 114,066,145
*Coty, Inc., Class A 75,767 300,795
Shares Value†
CONSUMER STAPLES — (Continued)
*Darling Ingredients, Inc. 42,135 $ 1,350,427
Dole PLC 18,679 237,970
Dollar General Corp. 62,015 6,118,400
#*Dollar Tree, Inc. 54,290 5,381,225
Edgewell Personal Care Co. 14,732 285,653
#*elf Beauty, Inc. 13,900 1,697,746
Energizer Holdings, Inc. 20,714 481,186
Estee Lauder Cos., Inc. (The) 65,993 6,380,863
#*FitLife Brands, Inc. 1,200 22,944
Flowers Foods, Inc. 58,720 700,530
Fresh Del Monte Produce, Inc. 12,321 435,547
#*Freshpet, Inc. 12,568 618,471
General Mills, Inc. 144,072 6,715,196
*Grocery Outlet Holding Corp. 33,784 459,800
*Hain Celestial Group, Inc. (The) 5,466 6,341
#*Herbalife, Ltd. 26,883 215,064
Hershey Co. (The) 41,929 7,112,416
*HF Foods Group, Inc. 1,992 4,303
*Honest Co., Inc. (The) 39,935 136,178
Hormel Foods Corp. 87,854 1,896,768
Ingles Markets, Inc., Class A 4,449 307,426
Ingredion, Inc. 17,882 2,063,762
Interparfums, Inc. 5,341 476,150
J&J Snack Foods Corp. 4,153 351,551
J.M. Smucker Co. (The) 29,644 3,069,636
John B. Sanfilippo & Son, Inc. 2,309 144,959
Kenvue, Inc. 546,336 7,850,848
Keurig Dr Pepper, Inc. 362,654 9,849,683
Kimberly-Clark Corp. 93,294 11,168,225
Kraft Heinz Co. (The) 250,824 6,202,878
Kroger Co. (The) 177,422 11,289,362
Lamb Weston Holdings, Inc. 37,409 2,309,258
#Lifevantage Corp. 16,797 137,567
Limoneira Co. 2,209 31,213
*Mama's Creations, Inc. 2,361 25,003
*Maplebear, Inc. 46,559 1,716,165
Marzetti Co. (The) 5,771 904,835
McCormick & Co., Inc. 73,195 4,696,191
McCormick & Co., Inc. 1,214 77,654
#*Medifast, Inc. 2,079 24,990
MGP Ingredients, Inc. 3,037 73,495
*Mission Produce, Inc. 11,481 132,261
#Molson Coors Beverage Co.,
Class B 45,933 2,008,191
Mondelez International, Inc.,
Class A 372,290 21,391,783
*Monster Beverage Corp. 207,807 13,887,742
*National Beverage Corp. 6,720 230,294
*Natural Alternatives International,
Inc. 709 1,978
Natural Grocers by Vitamin
Cottage, Inc. 2,126 68,223
Natural Health Trends Corp. 1,816 8,009
*Nature's Sunshine Products, Inc. 2,033 27,405
Nu Skin Enterprises, Inc., Class A 12,033 128,994
Oil-Dri Corp. of America 1,668 92,391
#*Olaplex Holdings, Inc. 4,256 4,426
PepsiCo, Inc. 388,414 56,743,401

8
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Performance Food Group Co. 44,091 $ 4,265,363
Philip Morris International, Inc. 440,158 63,528,004
Pilgrim's Pride Corp. 14,423 549,516
*Post Holdings, Inc. 11,798 1,226,166
PriceSmart, Inc. 7,229 830,901
Procter & Gamble Co. (The) 660,839 99,370,360
Reynolds Consumer Products,
Inc. 13,457 328,889
Seaboard Corp. 75 252,749
*Seneca Foods Corp., Class A 1,066 114,952
*Seneca Foods Corp., Class B 224 24,618
*Simply Good Foods Co. (The) 28,540 558,528
#Spectrum Brands Holdings, Inc. 6,513 350,920
*Sprouts Farmers Market, Inc. 27,232 2,150,239
Sysco Corp. 134,724 10,007,299
Target Corp. 114,473 10,613,937
Tootsie Roll Industries, Inc. 3,201 112,963
*TreeHouse Foods, Inc. 12,719 231,486
Turning Point Brands, Inc. 5,206 468,019
Tyson Foods, Inc., Class A 80,629 4,145,137
*United Natural Foods, Inc. 17,697 666,292
Universal Corp. 7,604 385,371
*US Foods Holding Corp. 63,869 4,638,167
*USANA Health Sciences, Inc. 1,784 37,732
Utz Brands, Inc. 21,495 226,342
Village Super Market, Inc., Class
A 1,464 45,926
#*Vita Coco Co., Inc. (The) 14,861 611,976
#*Vital Farms, Inc. 9,793 321,700
Walmart, Inc. 1,237,935 125,254,263
WD-40 Co. 4,119 800,239
#Weis Markets, Inc. 5,219 330,571
TOTAL CONSUMER STAPLES 820,479,923
ENERGY — (2.9%)
*Amplify Energy Corp. 4,741 21,524
Antero Midstream Corp. 106,896 1,843,956
*Antero Resources Corp. 82,140 2,538,947
APA Corp. 97,830 2,215,849
Archrock, Inc. 45,326 1,145,388
Ardmore Shipping Corp. 17,197 216,510
#Atlas Energy Solutions, Inc. 12,478 154,478
Baker Hughes Co. 277,466 13,432,129
Berry Corp. 11,329 38,179
*BKV Corp. 264 6,228
*Bristow Group, Inc. 6,137 249,776
Cactus, Inc., Class A 17,346 766,173
California Resources Corp. 16,583 782,220
#*Centrus Energy Corp., Class A 7,580 2,785,347
Cheniere Energy, Inc. 62,259 13,198,908
Chevron Corp. 549,398 86,651,053
Chord Energy Corp. 6,603 599,024
Civitas Resources, Inc. 24,140 695,956
*Clean Energy Fuels Corp. 80,059 228,969
#*CNX Resources Corp. 40,498 1,363,163
#*Comstock Resources, Inc. 21,913 410,869
ConocoPhillips 354,047 31,460,616
#Core Laboratories, Inc. 14,057 224,069
Core Natural Resources, Inc. 10,262 810,698
Shares Value†
ENERGY — (Continued)
Coterra Energy, Inc. 212,713 $ 5,032,790
#Crescent Energy Co., Class A 54,976 463,448
*CVR Energy, Inc. 5,769 205,319
Delek US Holdings, Inc. 6,985 263,754
Devon Energy Corp. 170,793 5,549,065
DHT Holdings, Inc. 36,632 486,473
Diamondback Energy, Inc. 52,537 7,522,773
*DMC Global, Inc. 2,687 21,657
Dorian LPG, Ltd. 14,435 416,450
DT Midstream, Inc. 28,733 3,145,976
EOG Resources, Inc. 154,085 16,308,356
Epsilon Energy, Ltd. 3,586 17,213
EQT Corp. 166,926 8,943,895
Evolution Petroleum Corp. 4,996 21,882
Excelerate Energy, Inc., Class A 7,722 200,077
Expand Energy Corp. 64,059 6,617,935
*Expro Group Holdings NV 20,462 277,874
Exxon Mobil Corp. 1,203,773 137,663,480
*Forum Energy Technologies, Inc. 1,101 29,485
FutureFuel Corp. 2,326 9,141
*Geospace Technologies Corp. 16,841 426,751
Granite Ridge Resources, Inc. 7,177 37,895
*Green Plains, Inc. 14,512 149,183
*Gulf Island Fabrication, Inc. 3,010 23,508
*Gulfport Energy Corp. 4,503 837,603
Halliburton Co. 185,093 4,967,896
*Helix Energy Solutions Group,
Inc. 45,793 307,729
Helmerich & Payne, Inc. 26,511 696,179
HF Sinclair Corp. 44,311 2,286,448
#HighPeak Energy, Inc. 1,559 10,367
*Innovex International, Inc. 8,765 175,914
International Seaways, Inc. 12,750 653,182
Kinder Morgan, Inc. 569,135 14,905,646
#Kinetik Holdings, Inc. 13,035 501,978
Kodiak Gas Services, Inc. 17,810 656,833
#*Kosmos Energy, Ltd. 48,673 76,417
Liberty Energy, Inc. 43,119 780,885
#Magnolia Oil & Gas Corp., Class
A 52,780 1,185,439
*Mammoth Energy Services, Inc. 700 1,428
Marathon Petroleum Corp. 86,493 16,858,351
Matador Resources Co. 32,858 1,296,577
#Murphy Oil Corp. 34,173 967,096
#*Nabors Industries, Ltd. 1,466 71,130
NACCO Industries, Inc., Class A 287 12,134
*National Energy Services
Reunited Corp. 1,345 16,974
Natural Gas Services Group, Inc. 1,044 29,065
#*New Fortress Energy, Inc. 11,188 14,433
Noble Corp. PLC 38,423 1,127,715
#Nordic American Tankers, Ltd. 37,799 139,100
#Northern Oil & Gas, Inc. 20,541 454,572
NOV, Inc. 98,613 1,439,750
#Occidental Petroleum Corp. 207,443 8,546,652
*Oceaneering International, Inc. 28,341 660,062
*Oil States International, Inc. 8,820 52,655
ONEOK, Inc. 177,493 11,892,031

9
Dimensional U.S. Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
Ovintiv, Inc. 70,180 $ 2,632,452
*Par Pacific Holdings, Inc. 14,285 571,114
Patterson-UTI Energy, Inc. 98,112 615,162
PBF Energy, Inc., Class A 26,950 920,881
Peabody Energy Corp. 31,671 868,419
Permian Resources Corp. 179,256 2,251,455
Phillips 66 115,121 15,672,573
*PrimeEnergy Resources Corp. 31 4,192
*ProFrac Holding Corp., Class A 639 3,495
*ProPetro Holding Corp. 21,088 218,893
Range Resources Corp. 64,434 2,290,629
Ranger Energy Services, Inc. 1,936 26,601
*REX American Resources Corp. 10,085 323,023
Riley Exploration Permian, Inc. 1,063 27,659
#RPC, Inc. 18,843 97,984
SandRidge Energy, Inc. 5,395 64,254
Scorpio Tankers, Inc. 12,042 742,991
*SEACOR Marine Holdings, Inc. 3,454 21,967
*Seadrill, Ltd. 20,646 651,588
Select Water Solutions, Inc. 28,100 324,836
SFL Corp., Ltd. 30,345 226,374
SLB, Ltd. 422,099 15,220,890
SM Energy Co. 31,600 660,124
#Solaris Energy Infrastructure,
Inc. 5,100 271,473
*Talos Energy, Inc. 43,852 430,188
Targa Resources Corp. 60,992 9,395,208
TechnipFMC PLC 116,272 4,807,847
Teekay Corp., Ltd. 18,622 179,144
Teekay Tankers, Ltd., Class A 8,141 496,601
*TETRA Technologies, Inc. 18,520 130,751
Texas Pacific Land Corp. 5,525 5,212,174
*Tidewater, Inc. 14,209 718,833
*Transocean, Ltd. 140,655 540,115
*Uranium Energy Corp. 86,001 1,301,195
VAALCO Energy, Inc. 21,264 83,568
#*Valaris, Ltd. 19,185 1,076,662
Valero Energy Corp. 86,969 14,746,464
Viper Energy, Inc., Class A 11,752 441,405
*Vital Energy, Inc. 7,213 113,316
#Vitesse Energy, Inc. 8,398 182,656
Weatherford International PLC 16,154 1,190,388
Western Midstream Partners, LP 4,051 151,791
Williams Cos., Inc. (The) 347,593 20,115,207
World Kinect Corp. 17,932 463,542
TOTAL ENERGY 533,782,734
FINANCIALS — (13.3%)
1st Source Corp. 5,633 334,826
*Acacia Research Corp. 4,436 15,393
Acadian Asset Management, Inc. 7,606 365,849
ACNB Corp. 2,351 106,218
Affiliated Managers Group, Inc. 7,901 1,880,122
Affinity Bancshares, Inc. 142 2,694
*Affirm Holdings, Inc. 76,366 5,489,188
Aflac, Inc. 144,577 15,497,209
Alerus Financial Corp. 4,537 95,821
Allstate Corp. (The) 74,767 14,319,376
Ally Financial, Inc. 81,103 3,160,584
Shares Value†
FINANCIALS — (Continued)
Amalgamated Financial Corp. 4,608 $ 125,614
*Ambac Financial Group, Inc. 10,640 87,354
Amerant Bancorp, Inc. 12,244 205,332
American Coastal Insurance
Corp. 4,888 57,874
American Express Co. 156,949 56,616,213
American Financial Group, Inc. 18,857 2,483,090
American International Group,
Inc. 159,131 12,564,984
Ameriprise Financial, Inc. 26,722 12,098,920
Ameris Bancorp 18,344 1,313,797
AMERISAFE, Inc. 5,420 217,234
Ames National Corp. 1,511 31,519
Aon PLC, Class A 58,239 19,840,863
Apollo Global Management, Inc. 122,592 15,239,412
Arch Capital Group, Ltd. 105,382 9,095,520
#Ares Management Corp., Class
A 60,873 9,052,424
Arrow Financial Corp. 3,532 98,507
Arthur J. Gallagher & Co. 72,770 18,155,387
#Artisan Partners Asset
Management, Inc., Class A 19,951 871,061
Associated Banc-Corp. 47,066 1,165,825
Assurant, Inc. 14,288 3,025,055
Assured Guaranty, Ltd. 12,754 1,027,717
Atlantic Union Bankshares Corp. 40,252 1,308,995
*Atlanticus Holdings Corp. 879 48,442
Auburn National Bancorp, Inc. 500 12,970
Axis Capital Holdings, Ltd. 22,641 2,120,556
*Axos Financial, Inc. 14,164 1,104,509
#*Baldwin Insurance Group, Inc.
(The) 21,016 464,454
Banc of California, Inc. 36,419 618,030
BancFirst Corp. 5,878 639,879
*Bancorp, Inc. (The) 12,498 816,994
Bank First Corp. 2,584 315,558
Bank of America Corp. 1,986,743 106,191,413
Bank of Hawaii Corp. 11,340 736,306
Bank of Marin Bancorp 4,029 103,747
Bank of New York Mellon Corp.
(The) 199,235 21,503,434
Bank of NT Butterfield & Son, Ltd.
(The) 11,921 551,465
Bank of the James Financial
Group, Inc. 356 6,034
Bank OZK 28,918 1,301,021
Bank7 Corp. 292 12,121
BankFinancial Corp. 2,012 22,233
BankUnited, Inc. 21,561 864,165
Bankwell Financial Group, Inc. 1,302 56,442
Banner Corp. 10,047 606,738
Bar Harbor Bankshares 3,726 109,284
BayCom Corp. 2,215 60,381
BCB Bancorp, Inc. 1,186 9,417
Beacon Financial Corp. 26,619 647,906
*Berkshire Hathaway, Inc., Class
B 521,590 249,080,089
BGC Group, Inc., Class A 100,933 922,528
Blackrock, Inc. 41,655 45,104,451

10
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Blackstone, Inc. 208,218 $ 30,533,088
*Block, Inc. 156,658 11,896,609
*Blue Foundry Bancorp 2,647 21,811
*Blue Ridge Bankshares, Inc. 3,200 14,336
BOK Financial Corp. 5,866 613,466
*Bowhead Specialty Holdings,
Inc. 7,203 172,584
Bread Financial Holdings, Inc. 13,333 835,312
*Bridgewater Bancshares, Inc. 2,732 44,969
*Brighthouse Financial, Inc. 16,496 941,427
Brown & Brown, Inc. 82,558 6,583,175
Burke & Herbert Financial
Services Corp. 1,131 66,571
Business First Bancshares, Inc. 8,825 216,389
Byline Bancorp, Inc. 10,450 279,433
C&F Financial Corp. 424 29,006
Cadence Bank 51,066 1,927,231
*California Bancorp 998 18,453
Camden National Corp. 4,738 180,755
#*Cantaloupe, Inc. 9,662 102,031
Capital Bancorp, Inc. 1,468 40,803
Capital City Bank Group, Inc. 3,729 145,058
Capital One Financial Corp. 183,311 40,326,587
Capitol Federal Financial, Inc. 42,684 257,811
#Carlyle Group, Inc. (The) 67,160 3,580,971
*Carter Bankshares, Inc. 4,038 68,969
Cass Information Systems, Inc. 4,924 194,646
Cathay General Bancorp 17,934 815,100
Cboe Global Markets, Inc. 30,081 7,389,097
Central Pacific Financial Corp. 9,040 257,730
CF Bankshares, Inc. 36 835
Charles Schwab Corp. (The) 485,812 45,918,950
Chemung Financial Corp. 931 47,174
ChoiceOne Financial Services,
Inc. 3,519 100,784
Chubb, Ltd. 106,966 29,623,164
Cincinnati Financial Corp. 44,155 6,825,921
Citigroup, Inc. 520,321 52,672,095
Citizens & Northern Corp. 609 11,790
Citizens Community Bancorp, Inc. 600 9,390
Citizens Financial Group, Inc. 122,158 6,214,177
Citizens Financial Services, Inc. 601 32,929
#*Citizens, Inc. 4,015 22,364
City Holding Co. 4,113 484,840
Civista Bancshares, Inc. 4,128 88,876
CME Group, Inc. 101,868 27,044,935
CNB Financial Corp. 8,064 198,374
CNO Financial Group, Inc. 26,184 1,047,884
*Coastal Financial Corp. 3,842 409,173
#Cohen & Steers, Inc. 7,321 500,171
#*Coinbase Global, Inc., Class A 60,861 20,922,795
Colony Bankcorp, Inc. 1,803 28,830
Columbia Banking System, Inc. 86,197 2,310,080
*Columbia Financial, Inc. 6,760 99,710
Comerica, Inc. 37,240 2,848,860
Commerce Bancshares, Inc. 36,824 1,938,047
Community Financial System, Inc. 14,582 809,009
Community Trust Bancorp, Inc. 5,172 264,781
Shares Value†
FINANCIALS — (Continued)
Community West Bancshares 3,144 $ 66,590
ConnectOne Bancorp, Inc. 13,564 326,350
*Consumer Portfolio Services,
Inc. 1,025 8,610
Corebridge Financial, Inc. 76,309 2,484,621
*Corpay, Inc. 19,130 4,980,495
Crawford & Co., Class A 3,717 40,255
Crawford & Co., Class B 1,800 18,072
#*Credit Acceptance Corp. 1,652 739,006
#Cullen/Frost Bankers, Inc. 17,098 2,105,448
*Customers Bancorp, Inc. 9,219 618,779
CVB Financial Corp. 37,464 688,214
*Dave, Inc. 2,727 652,626
Diamond Hill Investment Group,
Inc. 388 49,800
DigitalBridge Group, Inc. 49,804 589,181
Dime Community Bancshares,
Inc. 13,100 343,875
Donegal Group, Inc., Class A 5,057 94,819
*Donnelley Financial Solutions,
Inc. 7,056 324,223
Eagle Bancorp Montana, Inc. 856 13,893
Eagle Bancorp, Inc. 7,929 132,811
East West Bancorp, Inc. 38,874 3,949,598
Eastern Bankshares, Inc. 53,984 946,340
*eHealth, Inc. 2,180 11,314
Employers Holdings, Inc. 8,289 316,060
Enact Holdings, Inc. 8,443 301,584
*Encore Capital Group, Inc. 9,332 388,025
*Enova International, Inc. 7,228 864,252
Enterprise Financial Services
Corp. 11,455 599,898
Equitable Holdings, Inc. 85,997 4,248,252
Equity Bancshares, Inc., Class A 3,937 159,488
#Erie Indemnity Co., Class A 6,668 1,951,324
#Esquire Financial Holdings, Inc. 1,755 164,619
Essent Group, Ltd. 27,295 1,653,258
*Euronet Worldwide, Inc. 11,617 881,266
Evercore, Inc. 11,389 3,354,744
Everest Group, Ltd. 12,315 3,873,314
EVERTEC, Inc. 17,956 511,207
*EZCORP, Inc., Class A 18,180 331,785
F&G Annuities & Life, Inc. 4,648 137,813
FactSet Research Systems, Inc. 10,380 2,769,384
Farmers & Merchants Bancorp,
Inc. 1,955 46,724
Farmers National Banc Corp. 9,061 117,612
#FB Financial Corp. 11,791 636,832
Federal Agricultural Mortgage
Corp., Class C 2,628 416,906
Federated Hermes, Inc. 21,037 1,019,874
Fidelis Insurance Holdings, Ltd. 19,148 344,281
Fidelity D&D Bancorp, Inc. 438 19,132
Fidelity National Financial, Inc. 74,476 4,114,054
Fidelity National Information
Services, Inc. 146,745 9,174,497
Fifth Third Bancorp 185,193 7,707,733
Financial Institutions, Inc. 5,136 146,016
*Finwise Bancorp 1,421 27,269

11
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
First American Financial Corp. 28,247 $ 1,765,720
First Bancorp 45,745 891,570
First Bancorp 12,975 629,806
First Bancorp, Inc. (The) 543 13,461
First Bank 2,858 44,642
First Busey Corp. 30,882 690,522
First Business Financial Services,
Inc. 1,132 57,291
First Capital, Inc. 430 18,511
#First Citizens BancShares, Inc.,
Class A 2,586 4,718,985
First Commonwealth Financial
Corp. 35,873 548,498
First Community Bankshares, Inc. 4,124 133,370
First Community Corp. 579 15,523
First Financial Bancorp 28,862 675,659
#First Financial Bankshares, Inc. 33,990 1,049,951
First Financial Corp. 3,150 167,958
*First Foundation, Inc. 14,748 80,229
First Hawaiian, Inc. 35,504 870,913
First Horizon Corp. 144,582 3,088,272
First Internet Bancorp 1,172 20,791
First Interstate BancSystem, Inc.,
Class A 25,397 793,656
First Merchants Corp. 16,368 580,737
First Mid Bancshares, Inc. 6,225 222,419
First National Corp. 116 2,612
First United Corp. 555 19,164
FirstCash Holdings, Inc. 11,266 1,785,661
*FirstSun Capital Bancorp 1,531 52,115
*Fiserv, Inc. 150,703 10,050,383
Five Star Bancorp 2,842 100,919
Flagstar Bank NA 84,290 962,592
Flushing Financial Corp. 6,656 90,988
*Flywire Corp. 26,876 357,988
FNB Corp. 98,920 1,555,022
Franklin Financial Services Corp. 327 14,813
Franklin Resources, Inc. 83,613 1,890,490
FS Bancorp, Inc. 1,031 39,889
Fulton Financial Corp. 51,563 895,649
FVCBankcorp, Inc. 761 9,299
#GCM Grosvenor, Inc., Class A 16,931 194,876
*Genworth Financial, Inc. 115,690 976,424
German American Bancorp, Inc. 11,713 451,419
Glacier Bancorp, Inc. 36,402 1,487,022
Global Payments, Inc. 68,537 5,329,437
Globe Life, Inc. 22,801 2,998,560
Goldman Sachs Group, Inc. (The) 85,483 67,477,716
Goosehead Insurance, Inc., Class
A 8,057 553,274
Great Southern Bancorp, Inc. 2,690 149,833
*Green Dot Corp., Class A 13,920 161,611
Greene County Bancorp, Inc. 869 19,075
*Greenlight Capital Re, Ltd.,
Class A 6,000 72,720
*Hagerty, Inc., Class A 958 10,749
*Hamilton Insurance Group, Ltd.,
Class B 12,645 299,307
#Hamilton Lane, Inc., Class A 11,948 1,361,594
Shares Value†
FINANCIALS — (Continued)
Hancock Whitney Corp. 22,810 $ 1,302,679
Hanmi Financial Corp. 9,468 249,955
Hanover Insurance Group, Inc.
(The) 9,527 1,627,974
HarborOne Bancorp, Inc. 10,693 129,385
Hartford Insurance Group, Inc.
(The) 79,107 9,823,507
HBT Financial, Inc. 2,774 67,658
HCI Group, Inc. 3,532 720,563
Heritage Commerce Corp. 16,019 166,598
Heritage Financial Corp. 10,484 232,640
*Heritage Insurance Holdings, Inc. 5,552 131,194
Hilltop Holdings, Inc. 10,005 323,162
#Hingham Institution For Savings
(The) 128 37,665
*Hippo Holdings, Inc. 8,212 302,037
Home Bancorp, Inc. 1,121 59,581
Home BancShares, Inc. 50,462 1,347,840
Home Federal Bancorp, Inc. of
Louisiana 531 8,666
HomeTrust Bancshares, Inc. 5,179 203,586
Hope Bancorp, Inc. 37,503 393,406
Horace Mann Educators Corp. 11,764 525,968
Horizon Bancorp, Inc. 16,135 251,706
Houlihan Lokey, Inc. 15,299 2,739,745
Huntington Bancshares, Inc. 443,184 6,842,761
Independent Bank Corp. 14,097 948,587
Independent Bank Corp. 5,286 159,743
Interactive Brokers Group, Inc. 122,737 8,635,775
Intercontinental Exchange, Inc. 161,709 23,656,410
International Bancshares Corp. 15,717 1,043,294
*International Money Express,
Inc. 6,536 97,321
Invesco, Ltd. 100,939 2,392,254
Investar Holding Corp. 1,645 39,085
Investors Title Co. 257 66,458
Jack Henry & Associates, Inc. 20,675 3,079,335
Jackson Financial, Inc., Class A 19,187 1,934,241
Janus Henderson Group PLC 34,432 1,499,858
Jefferies Financial Group, Inc. 47,280 2,497,802
JPMorgan Chase & Co. 776,179 241,484,810
Kearny Financial Corp. 25,799 164,856
Kemper Corp. 16,966 763,300
KeyCorp 264,244 4,648,052
Kingstone Cos., Inc. 6,956 101,418
#Kinsale Capital Group, Inc. 6,187 2,471,521
KKR & Co., Inc. 177,758 21,034,104
Lakeland Financial Corp. 7,662 437,117
Landmark Bancorp, Inc. 473 12,151
Lazard, Inc. 31,068 1,516,118
LCNB Corp. 1,014 15,575
#*Lemonade, Inc. 6,842 411,067
*LendingClub Corp. 33,076 575,192
*LendingTree, Inc. 3,555 227,520
Lincoln National Corp. 48,024 2,017,008
Live Oak Bancshares, Inc. 10,688 332,824
Loews Corp. 49,635 4,941,661
LPL Financial Holdings, Inc. 22,577 8,518,528
M&T Bank Corp. 44,257 8,137,535

12
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Magyar Bancorp, Inc. 1,150 $ 19,838
MainStreet Bancshares, Inc. 695 12,892
*Markel Group, Inc. 3,587 7,082,639
MarketAxess Holdings, Inc. 10,109 1,618,047
*Marqeta, Inc., Class A 117,787 533,575
Marsh & McLennan Cos., Inc. 140,207 24,977,877
Mastercard, Inc., Class A 241,202 133,141,092
*Mechanics Bancorp 5,353 71,677
Mercantile Bank Corp. 5,079 222,714
Merchants Bancorp 6,930 216,147
Mercury General Corp. 8,298 641,435
Meridian Corp. 1,591 22,735
MetLife, Inc. 160,710 12,827,872
Metrocity Bankshares, Inc. 3,252 83,284
Metropolitan Bank Holding Corp. 2,403 159,247
MGIC Investment Corp. 64,735 1,775,034
Mid Penn Bancorp, Inc. 3,255 92,605
Middlefield Banc Corp. 318 10,367
Midland States Bancorp, Inc. 5,490 80,374
MidWestOne Financial Group,
Inc. 5,795 214,357
Moelis & Co., Class A 22,201 1,405,989
Moody's Corp. 45,731 21,964,599
Morgan Stanley 338,464 55,508,096
Morningstar, Inc. 7,790 1,653,817
MSCI, Inc. 21,768 12,811,556
MVB Financial Corp. 2,685 68,682
Nasdaq, Inc. 121,029 10,346,769
National Bank Holdings Corp.,
Class A 11,664 415,938
National Bankshares, Inc. 365 10,450
Navient Corp. 24,760 302,815
NB BanCorp, Inc. 1,334 24,105
NBT Bancorp, Inc. 15,187 614,618
*NCR Atleos Corp. 21,699 800,693
Nelnet, Inc., Class A 3,335 430,382
*NerdWallet, Inc., Class A 6,770 79,006
*NI Holdings, Inc. 1,051 13,873
Nicolet Bankshares, Inc. 4,352 514,145
*NMI Holdings, Inc. 22,913 834,721
Northeast Bank 1,958 168,936
Northeast Community Bancorp,
Inc. 1,548 30,403
Northern Trust Corp. 54,415 7,001,578
Northfield Bancorp, Inc. 7,857 80,299
Northrim Bancorp, Inc. 4,356 95,745
Northwest Bancshares, Inc. 43,995 515,181
Norwood Financial Corp. 539 14,343
Oak Valley Bancorp 584 15,932
OceanFirst Financial Corp. 17,653 320,932
OFG Bancorp 12,763 493,418
Old National Bancorp 101,502 2,073,686
Old Republic International Corp. 67,262 2,654,159
Old Second Bancorp, Inc. 15,356 275,640
OneMain Holdings, Inc. 32,910 1,947,943
*Onity Group, Inc. 840 31,475
OP Bancorp 923 12,322
*Open Lending Corp. 38,805 73,729
Shares Value†
FINANCIALS — (Continued)
Oppenheimer Holdings, Inc.,
Class A 1,861 $ 129,823
OppFi, Inc. 5,913 57,652
Orange County Bancorp, Inc. 1,338 32,714
Origin Bancorp, Inc. 8,820 305,701
Orrstown Financial Services, Inc. 3,958 131,722
*Oscar Health, Inc., Class A 36,222 651,996
*Palomar Holdings, Inc. 7,889 899,425
Park National Corp. 3,785 576,039
Parke Bancorp, Inc. 757 16,359
Pathward Financial, Inc. 6,483 441,233
*Paymentus Holdings, Inc., Class
A 9,886 282,740
*Payoneer Global, Inc. 82,926 480,142
*PayPal Holdings, Inc. 256,709 17,782,232
*Paysafe, Ltd. 7,600 83,676
PCB Bancorp 1,365 28,761
Peapack-Gladstone Financial
Corp. 4,261 107,803
#PennyMac Financial Services,
Inc. 8,371 1,053,156
Peoples Bancorp of North
Carolina, Inc. 417 12,272
Peoples Bancorp, Inc. 11,968 342,285
Peoples Financial Services Corp. 1,847 82,265
Perella Weinberg Partners 19,048 355,817
Pinnacle Financial Partners, Inc. 21,595 1,840,110
*Pioneer Bancorp, Inc. 300 3,942
Piper Sandler Cos. 4,681 1,494,456
PJT Partners, Inc., Class A 7,178 1,156,448
Plumas Bancorp 207 8,495
PNC Financial Services Group,
Inc. (The) 111,028 20,268,161
*Ponce Financial Group, Inc. 2,506 35,360
Popular, Inc. 19,139 2,133,424
*PRA Group, Inc. 10,452 143,297
Preferred Bank/Los Angeles CA 3,447 311,092
Primerica, Inc. 9,326 2,423,548
Primis Financial Corp. 2,072 22,554
Princeton Bancorp, Inc. 428 13,302
Principal Financial Group, Inc. 63,272 5,317,379
*Priority Technology Holdings,
Inc. 200 1,392
*ProAssurance Corp. 13,624 326,295
PROG Holdings, Inc. 11,601 335,617
Progressive Corp. (The) 166,218 34,240,908
Prosperity Bancshares, Inc. 26,223 1,725,998
*Provident Bancorp, Inc. 1,474 18,793
Provident Financial Services, Inc. 35,805 654,873
Prudential Financial, Inc. 100,018 10,401,872
QCR Holdings, Inc. 5,337 397,019
Radian Group, Inc. 35,068 1,190,208
Raymond James Financial, Inc. 53,315 8,459,491
RBB Bancorp 4,419 82,326
Red River Bancshares, Inc. 1,323 87,397
Regional Management Corp. 1,208 47,535
Regions Financial Corp. 253,557 6,136,079
Reinsurance Group of America,
Inc. 18,732 3,417,841

13
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Remitly Global, Inc. 42,950 $ 688,918
RenaissanceRe Holdings, Ltd. 13,319 3,384,225
#Renasant Corp. 27,390 921,126
*Repay Holdings Corp. 16,482 70,708
Republic Bancorp, Inc., Class A 2,035 134,106
Richmond Mutual Bancorp, Inc. 1,806 24,074
Riverview Bancorp, Inc. 1,516 7,853
RLI Corp. 22,127 1,304,608
*Robinhood Markets, Inc., Class
A 207,550 30,464,189
Rocket Cos., Inc., Class A 216,394 3,605,124
#*Root, Inc., Class A 2,871 231,173
S&P Global, Inc. 88,219 42,981,179
S&T Bancorp, Inc. 11,878 435,210
Safety Insurance Group, Inc. 4,547 312,515
SB Financial Group, Inc. 732 14,318
Seacoast Banking Corp. of
Florida 27,626 837,068
*Security National Financial
Corp., Class A 1,626 12,959
SEI Investments Co. 29,688 2,393,150
Selective Insurance Group, Inc. 16,046 1,208,906
*Selectquote, Inc. 60,485 125,809
#ServisFirst Bancshares, Inc. 14,401 1,011,958
*Sezzle, Inc. 5,301 347,481
#*Shift4 Payments, Inc., Class A 15,187 1,049,422
Shore Bancshares, Inc. 7,001 109,286
Sierra Bancorp 2,027 58,337
Silvercrest Asset Management
Group, Inc., Class A 745 10,534
Simmons First National Corp.,
Class A 42,691 741,970
*SiriusPoint, Ltd. 32,198 586,004
*Skyward Specialty Insurance
Group, Inc. 10,190 464,562
SLM Corp. 53,520 1,437,012
SmartFinancial, Inc. 2,973 103,966
#*SoFi Technologies, Inc. 336,782 9,995,690
Sound Financial Bancorp, Inc. 316 14,106
South Plains Financial, Inc. 2,006 73,219
*Southern First Bancshares, Inc. 1,776 77,860
Southern Missouri Bancorp, Inc. 2,089 109,547
Southside Bancshares, Inc. 8,105 227,913
SOUTHSTATE BANK Corp. 28,710 2,545,141
State Street Corp. 79,791 9,228,627
Stellar Bancorp, Inc. 14,694 432,444
*Sterling Bancorp, Inc. 2,064 –
Stewart Information Services
Corp. 8,146 556,127
Stifel Financial Corp. 28,688 3,397,520
Stock Yards Bancorp, Inc. 7,905 513,983
*StoneX Group, Inc. 12,671 1,164,718
Synchrony Financial 103,946 7,731,503
Synovus Financial Corp. 37,990 1,695,874
T. Rowe Price Group, Inc. 62,190 6,376,341
*Texas Capital Bancshares, Inc. 12,867 1,078,769
TFS Financial Corp. 16,669 221,698
*Third Coast Bancshares, Inc. 5,010 184,117
Timberland Bancorp, Inc. 975 31,317
Shares Value†
FINANCIALS — (Continued)
Tiptree, Inc. 5,568 $ 98,609
*Toast, Inc., Class A 132,387 4,784,466
Tompkins Financial Corp. 3,549 225,220
Towne Bank 23,357 759,336
#TPG, Inc. 35,937 1,977,972
Tradeweb Markets, Inc., Class A 31,934 3,365,524
Travelers Cos., Inc. (The) 63,056 16,938,103
TriCo Bancshares 9,722 430,004
*Triumph Financial, Inc. 7,187 391,404
Truist Financial Corp. 366,517 16,357,654
#*Trupanion, Inc. 8,859 354,271
TrustCo Bank Corp. 5,527 208,423
Trustmark Corp. 17,420 648,372
UMB Financial Corp. 21,372 2,284,239
United Bancorp, Inc. 803 10,519
United Bankshares, Inc. 38,435 1,375,589
United Community Banks, Inc. 34,635 1,011,342
United Fire Group, Inc. 7,588 229,385
United Security Bancshares 1,875 17,184
Unity Bancorp, Inc. 963 43,730
Universal Insurance Holdings, Inc. 8,630 265,977
Univest Financial Corp. 8,423 247,299
Unum Group 44,973 3,301,918
US Bancorp 440,752 20,574,303
US Global Investors, Inc., Class A 4,116 10,249
USCB Financial Holdings, Inc. 1,039 17,933
Valley National Bancorp 139,512 1,516,495
Value Line, Inc. 135 4,949
*Velocity Financial, Inc. 1,401 26,087
#Victory Capital Holdings, Inc.,
Class A 12,231 761,624
Virginia National Bankshares
Corp. 418 16,628
Virtu Financial, Inc., Class A 22,623 788,185
Virtus Investment Partners, Inc. 1,852 301,543
Visa, Inc., Class A 479,631 163,429,467
Voya Financial, Inc. 27,277 2,031,045
W. R. Berkley Corp. 85,145 6,074,244
WaFd, Inc. 22,463 652,101
Walker & Dunlop, Inc. 9,358 747,891
Washington Trust Bancorp, Inc. 4,467 121,681
Waterstone Financial, Inc. 1,767 27,035
Webster Financial Corp. 47,143 2,689,037
Wells Fargo & Co. 904,446 78,659,669
WesBanco, Inc. 27,091 815,439
West Bancorp, Inc. 2,033 43,242
Westamerica Bancorp 7,952 378,913
#Western Alliance Bancorp 29,464 2,279,040
Western New England Bancorp,
Inc. 14,300 162,591
Western Union Co. (The) 87,701 818,250
Westwood Holdings Group, Inc. 237 3,970
#*WEX, Inc. 8,993 1,311,899
White Mountains Insurance
Group, Ltd. 787 1,498,889
Willis Towers Watson PLC 27,773 8,695,726
Wintrust Financial Corp. 18,973 2,466,869
#WisdomTree, Inc. 37,516 448,691

14
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*World Acceptance Corp. 779 $ 99,299
WSFS Financial Corp. 15,474 806,041
Zions Bancorp NA 41,532 2,164,233
TOTAL FINANCIALS 2,431,733,374
HEALTH CARE — (9.0%)
*10X Genomics, Inc., Class A 2,565 34,987
*4D Molecular Therapeutics, Inc. 3,495 40,192
Abbott Laboratories 491,473 60,755,892
AbbVie, Inc. 498,842 108,767,510
#*AbSci Corp. 12,612 53,979
*Acadia Healthcare Co., Inc. 18,203 391,364
*ACADIA Pharmaceuticals, Inc. 32,558 739,067
Acme United Corp. 400 15,204
*AdaptHealth Corp. 30,124 270,815
*Adaptive Biotechnologies Corp. 17,226 299,043
*Addus HomeCare Corp. 5,357 626,180
*ADMA Biologics, Inc. 67,896 1,051,030
#*Adverum Biotechnologies, Inc. 1,521 6,540
Agilent Technologies, Inc. 80,056 11,716,996
*Agios Pharmaceuticals, Inc. 7,794 337,013
#*Akebia Therapeutics, Inc. 58,653 129,623
*Akero Therapeutics, Inc. 6,359 344,658
*Align Technology, Inc. 17,300 2,385,324
*Alkermes PLC 42,979 1,319,455
#*Allogene Therapeutics, Inc. 57,465 71,257
*Alnylam Pharmaceuticals, Inc. 36,993 16,870,288
#*Altimmune, Inc. 13,862 56,141
*American Shared Hospital
Services 1,410 3,187
Amgen, Inc. 152,350 45,465,811
*AMN Healthcare Services, Inc. 6,540 128,773
*Amneal Pharmaceuticals, Inc. 41,293 446,790
*Amphastar Pharmaceuticals, Inc. 8,293 211,471
*Amylyx Pharmaceuticals, Inc. 609 8,483
*AngioDynamics, Inc. 9,874 118,784
#*ANI Pharmaceuticals, Inc. 4,826 437,236
*Anika Therapeutics, Inc. 1,888 18,408
*Annexon, Inc. 13,707 43,314
#*Arcturus Therapeutics Holdings,
Inc. 8,203 81,784
*Arcus Biosciences, Inc. 12,704 250,523
#*ARS Pharmaceuticals, Inc. 576 5,161
*Artivion, Inc. 10,938 496,257
*Arvinas, Inc. 11,288 114,460
*Astrana Health, Inc. 12,309 384,164
*Astria Therapeutics, Inc. 6,019 76,020
*Atea Pharmaceuticals, Inc. 9,202 29,906
*AtriCure, Inc. 13,602 469,949
*Aura Biosciences, Inc. 4,452 27,291
*Avanos Medical, Inc. 11,824 131,365
#*Avantor, Inc. 175,052 2,069,115
*Aveanna Healthcare Holdings,
Inc. 17,384 157,325
*Avidity Biosciences, Inc. 17,833 1,245,635
*Axogen, Inc. 10,459 232,399
*Azenta, Inc. 11,934 360,407
#Baxter International, Inc. 140,047 2,586,668
#*Beam Therapeutics, Inc. 26,581 664,791
Shares Value†
HEALTH CARE — (Continued)
Becton Dickinson & Co. 80,393 $ 14,367,033
*BioCryst Pharmaceuticals, Inc. 54,300 397,476
*Biogen, Inc. 27,499 4,242,271
*BioLife Solutions, Inc. 11,830 329,702
*BioMarin Pharmaceutical, Inc. 53,287 2,854,585
*Bio-Rad Laboratories, Inc., Class
A 5,176 1,653,991
Bio-Techne Corp. 41,194 2,577,509
#*Bioventus, Inc., Class A 3,672 24,052
*Black Diamond Therapeutics,
Inc. 609 2,357
*Boston Scientific Corp. 419,673 42,269,465
#*BrightSpring Health Services,
Inc. 24,612 813,427
Bristol-Myers Squibb Co. 575,677 26,521,439
*Brookdale Senior Living, Inc. 80,182 743,287
#Bruker Corp. 26,968 1,050,134
#*Butterfly Network, Inc. 8,462 22,763
*C4 Therapeutics, Inc. 5,639 14,718
Cardinal Health, Inc. 67,395 12,856,944
*CareDx, Inc. 13,942 209,130
*Castle Biosciences, Inc. 9,121 232,586
*Catalyst Pharmaceuticals, Inc. 33,117 704,399
#*Celldex Therapeutics, Inc. 2,904 77,624
Cencora, Inc. 52,057 17,585,375
*Centene Corp. 134,305 4,750,368
#*Certara, Inc. 34,442 400,560
#*CG oncology, Inc. 10,973 474,802
*Charles River Laboratories
International, Inc. 12,358 2,225,305
Chemed Corp. 3,818 1,646,703
Cigna Group (The) 76,596 18,720,828
#*Clover Health Investments
Corp. 45,635 161,092
#*Codexis, Inc. 7,651 18,133
*Collegium Pharmaceutical, Inc. 11,865 427,140
*Community Health Systems, Inc. 31,135 120,804
Concentra Group Holdings
Parent, Inc. 19,583 390,093
#CONMED Corp. 8,501 374,044
*Cooper Cos., Inc. (The) 54,451 3,806,669
*Corcept Therapeutics, Inc. 26,571 1,952,171
*CorVel Corp. 8,147 602,471
#*Crinetics Pharmaceuticals, Inc. 2,052 89,262
*Cross Country Healthcare, Inc. 6,304 77,287
*CryoPort, Inc. 9,805 90,598
*Cullinan Therapeutics, Inc. 7,488 64,846
*CVRx, Inc. 544 5,543
CVS Health Corp. 357,862 27,966,915
*Cytek Biosciences, Inc. 21,489 83,807
#*CytomX Therapeutics, Inc. 1,688 6,026
Danaher Corp. 174,325 37,546,118
*DaVita, Inc. 11,338 1,349,449
*Day One Biopharmaceuticals,
Inc. 15,164 112,820
*Denali Therapeutics, Inc. 37,436 609,458
DENTSPLY SIRONA, Inc. 33,074 417,063
*Design Therapeutics, Inc. 2,323 15,564
*Dexcom, Inc. 111,518 6,492,578

15
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Dianthus Therapeutics, Inc. 1,655 $ 57,892
*Disc Medicine, Inc. 5,647 486,884
*Doximity, Inc., Class A 35,078 2,315,148
*Dynavax Technologies Corp. 34,342 352,349
*Edgewise Therapeutics, Inc. 12,626 230,803
*Editas Medicine, Inc. 1,280 3,942
*Edwards Lifesciences Corp. 165,791 13,669,468
*Elanco Animal Health, Inc. 137,302 3,041,239
*Electromed, Inc. 1,107 26,634
Elevance Health, Inc. 58,013 18,401,724
Eli Lilly & Co. 227,335 196,158,278
Embecta Corp. 13,912 185,586
#*Emergent BioSolutions, Inc. 22,367 279,140
*Enanta Pharmaceuticals, Inc. 2,318 25,405
Encompass Health Corp. 28,359 3,228,672
*Enhabit, Inc. 7,217 58,674
#*Enliven Therapeutics, Inc. 1,599 37,449
#*Enovis Corp. 17,334 541,514
Ensign Group, Inc. (The) 16,305 2,936,530
*Entrada Therapeutics, Inc. 2,124 14,762
*Envista Holdings Corp. 48,930 995,725
#*Erasca, Inc. 35,761 86,542
*Evolent Health, Inc., Class A 18,633 124,282
*Exact Sciences Corp. 49,072 3,174,468
*Exelixis, Inc. 70,393 2,722,097
#*EyePoint Pharmaceuticals, Inc. 7,438 97,363
*Fate Therapeutics, Inc. 14,579 19,682
*FONAR Corp. 687 10,332
*Fortrea Holdings, Inc. 13,626 142,528
*Fulcrum Therapeutics, Inc. 6,408 56,070
*Fulgent Genetics, Inc. 4,812 108,029
GE HealthCare Technologies, Inc. 128,463 9,628,302
*GeneDx Holdings Corp. 3,125 427,844
Gilead Sciences, Inc. 351,746 42,135,653
*Glaukos Corp. 6,454 568,404
*Globus Medical, Inc. 31,075 1,876,619
#*GoodRx Holdings, Inc., Class A 29,800 100,426
#*GRAIL, Inc. 3,735 343,359
*Haemonetics Corp. 13,301 665,183
*Halozyme Therapeutics, Inc. 33,949 2,213,135
*Harmony Biosciences Holdings,
Inc. 11,772 336,326
#*Harrow, Inc. 4,692 177,217
HCA Healthcare, Inc. 49,618 22,808,402
*Health Catalyst, Inc. 11,727 37,878
*HealthEquity, Inc. 23,829 2,253,747
HealthStream, Inc. 6,474 159,260
*Henry Schein, Inc. 30,181 1,907,439
#*Hims & Hers Health, Inc. 44,344 2,015,878
*Hologic, Inc. 62,191 4,596,537
Humana, Inc. 33,662 9,364,432
*ICON PLC 19,001 3,264,752
*ICU Medical, Inc. 6,471 777,102
*Ideaya Biosciences, Inc. 10,215 325,450
*IDEXX Laboratories, Inc. 22,667 14,269,103
*Illumina, Inc. 41,805 5,164,590
#*Immunome, Inc. 628 10,092
#*Immunovant, Inc. 9,406 232,140
Shares Value†
HEALTH CARE — (Continued)
*Incyte Corp. 46,273 $ 4,325,600
*InfuSystem Holdings, Inc. 2,425 25,123
*Innoviva, Inc. 18,090 329,238
*Inogen, Inc. 3,192 26,302
*Insmed, Inc. 59,131 11,211,238
#*Inspire Medical Systems, Inc. 7,912 570,297
*Insulet Corp. 20,019 6,266,147
*Integer Holdings Corp. 10,032 647,766
*Integra LifeSciences Holdings
Corp. 19,773 237,474
#*Intellia Therapeutics, Inc. 19,623 247,642
*Intuitive Surgical, Inc. 101,297 54,120,961
#*Iovance Biotherapeutics, Inc. 49,131 96,788
*IQVIA Holdings, Inc. 47,590 10,301,331
iRadimed Corp. 1,493 114,677
*Jasper Therapeutics, Inc. 116 264
*Jazz Pharmaceuticals PLC 15,530 2,137,549
Johnson & Johnson 682,480 128,899,998
*KalVista Pharmaceuticals, Inc. 4,877 53,208
*Kewaunee Scientific Corp. 684 28,605
*Kiniksa Pharmaceuticals
International PLC 12,362 457,518
*Kodiak Sciences, Inc. 4,260 77,212
*Krystal Biotech, Inc. 5,700 1,125,807
*Kura Oncology, Inc. 9,459 97,144
*Kymera Therapeutics, Inc. 12,210 755,066
Labcorp Holdings, Inc. 23,571 5,986,091
#*Lantheus Holdings, Inc. 17,914 1,033,459
LeMaitre Vascular, Inc. 5,730 496,275
*LENSAR, Inc. 1,109 13,641
#*LENZ Therapeutics, Inc. 1,131 33,613
*LifeStance Health Group, Inc. 34,653 169,800
#*Ligand Pharmaceuticals, Inc. 5,350 1,023,508
*Lisata Therapeutics, Inc. 3,851 10,744
*LivaNova PLC 15,793 831,186
*MannKind Corp. 81,274 454,322
#*Maravai LifeSciences Holdings,
Inc., Class A 71,260 223,756
#*Masimo Corp. 4,221 593,684
*MaxCyte, Inc. 14,184 21,843
McKesson Corp. 35,198 28,557,545
*Medpace Holdings, Inc. 6,875 4,021,256
Medtronic PLC 362,373 32,867,231
Merck & Co., Inc. 587,782 50,537,496
*Merit Medical Systems, Inc. 15,058 1,318,177
Mesa Laboratories, Inc. 1,448 104,097
*Mettler-Toledo International, Inc. 5,796 8,208,817
*MiMedx Group, Inc. 34,260 262,089
*Mineralys Therapeutics, Inc. 11,860 484,600
#*Moderna, Inc. 60,871 1,653,256
*Molina Healthcare, Inc. 14,748 2,257,329
#*Monte Rosa Therapeutics, Inc. 8,902 114,391
*Myriad Genetics, Inc. 22,842 183,650
*Natera, Inc. 37,131 7,386,470
National HealthCare Corp. 3,942 470,832
National Research Corp. 2,478 33,106
*Neogen Corp. 45,789 282,518
*NeoGenomics, Inc. 43,299 423,031

16
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Neurocrine Biosciences, Inc. 27,922 $ 3,998,710
*Niagen Bioscience, Inc. 9,541 71,939
*Novocure, Ltd. 1,212 15,526
#*Nurix Therapeutics, Inc. 6,647 86,012
#*Nutex Health, Inc. 681 83,804
#*Nuvation Bio, Inc. 45,692 238,512
*Olema Pharmaceuticals, Inc. 10,909 97,854
#*OmniAb, Inc. 14,264 22,109
*Omnicell, Inc. 14,910 500,529
*OptimizeRx Corp. 2,136 43,767
*Option Care Health, Inc. 45,090 1,173,693
#*Oramed Pharmaceuticals, Inc. 3,431 8,200
*OraSure Technologies, Inc. 11,179 30,630
*Organogenesis Holdings, Inc. 9,630 40,927
Organon & Co. 77,298 521,762
#*ORIC Pharmaceuticals, Inc. 6,759 88,948
*Orthofix Medical, Inc. 7,374 113,855
*OrthoPediatrics Corp. 3,720 62,645
*Owens & Minor, Inc. 14,389 57,124
*Pacira BioSciences, Inc. 15,746 336,649
*<PDL BioPharma, Inc. 14,616 6,139
*Pediatrix Medical Group, Inc. 27,319 463,603
*Pennant Group, Inc. (The) 10,665 263,745
*Penumbra, Inc. 9,696 2,204,580
Perrigo Co. PLC 39,289 814,854
#*Personalis, Inc. 5,345 51,526
Pfizer, Inc. 1,610,512 39,699,121
Phibro Animal Health Corp.,
Class A 5,619 236,335
*Phreesia, Inc. 15,999 362,217
#*Praxis Precision Medicines, Inc. 5,951 1,182,821
#Premier, Inc., Class A 23,368 657,108
*Prestige Consumer Healthcare,
Inc. 15,304 927,422
*Privia Health Group, Inc. 25,450 618,435
*Pro-Dex, Inc. 344 12,467
*Progyny, Inc. 22,809 426,756
*Protagonist Therapeutics, Inc. 16,476 1,295,343
*Prothena Corp. PLC 2,713 29,165
*PTC Therapeutics, Inc. 20,075 1,371,323
*Pulmonx Corp. 573 1,146
*Puma Biotechnology, Inc. 15,090 76,959
#*Quanterix Corp. 6,044 32,275
Quest Diagnostics, Inc. 31,383 5,521,839
*QuidelOrtho Corp. 18,497 499,234
*RadNet, Inc. 18,856 1,432,867
*Rafael Holdings, Inc., Class B 922 1,254
*Rapport Therapeutics, Inc. 156 4,513
Regeneron Pharmaceuticals, Inc. 24,505 15,972,359
*REGENXBIO, Inc. 20,910 267,021
#*Relay Therapeutics, Inc. 28,927 206,539
*Repligen Corp. 14,126 2,105,622
#*Replimune Group, Inc. 13,124 127,697
#ResMed, Inc. 41,137 10,155,903
*Revolution Medicines, Inc. 33,757 1,986,262
#Revvity, Inc. 30,654 2,868,908
*Rigel Pharmaceuticals, Inc. 5,798 183,101
*Rocket Pharmaceuticals, Inc. 5,992 22,590
Shares Value†
HEALTH CARE — (Continued)
*Roivant Sciences, Ltd. 86,512 $ 1,729,375
*RxSight, Inc. 7,300 64,167
#*Sarepta Therapeutics, Inc. 22,069 529,877
#*Schrodinger, Inc. 15,463 325,342
Select Medical Holdings Corp. 37,398 517,214
#*Senseonics Holdings, Inc. 5,018 35,377
*SI-BONE, Inc. 6,719 99,643
#SIGA Technologies, Inc. 6,109 50,583
*Sight Sciences, Inc. 1,340 6,780
*Simulations Plus, Inc. 2,514 43,191
*Solid Biosciences, Inc. 957 5,158
*Solventum Corp. 12,742 879,708
*Sotera Health Co. 44,677 741,638
*STAAR Surgical Co. 13,779 356,463
STERIS PLC 27,510 6,484,107
#*Stoke Therapeutics, Inc. 9,368 281,415
*Strata Critical Medical, Inc. 8,418 42,343
Stryker Corp. 97,420 34,704,901
#*Summit Therapeutics, Inc. 42,610 805,755
*Supernus Pharmaceuticals, Inc. 16,304 898,840
#*Surgery Partners, Inc. 15,839 347,349
*Surmodics, Inc. 2,976 81,647
*Tactile Systems Technology, Inc. 5,496 82,825
*Talkspace, Inc. 34,923 112,801
#*Tango Therapeutics, Inc. 5,276 42,788
*Taysha Gene Therapies, Inc. 2,498 12,390
*Teladoc Health, Inc. 61,444 530,262
Teleflex, Inc. 10,874 1,353,487
#*Tempus AI, Inc. 18,327 1,646,681
*Tenet Healthcare Corp. 25,394 5,243,607
#*Terns Pharmaceuticals, Inc. 11,353 93,776
#*Theravance Biopharma, Inc. 6,707 98,325
Thermo Fisher Scientific, Inc. 107,418 60,947,899
*Third Harmonic Bio, Inc. 2,783 83
#*TransMedics Group, Inc. 8,838 1,162,551
*Treace Medical Concepts, Inc. 1,785 11,406
*Trevi Therapeutics, Inc. 2,157 25,151
*TruBridge, Inc. 236 4,536
#*Twist Bioscience Corp. 15,113 497,067
*Tyra Biosciences, Inc. 1,440 22,810
*UFP Technologies, Inc. 2,041 393,178
*United Therapeutics Corp. 12,112 5,395,048
UnitedHealth Group, Inc. 237,695 81,187,104
Universal Health Services, Inc.,
Class B 15,434 3,349,332
US Physical Therapy, Inc. 4,645 400,724
Utah Medical Products, Inc. 508 29,515
*Vanda Pharmaceuticals, Inc. 9,739 42,365
*Varex Imaging Corp. 8,759 102,393
*Veeva Systems, Inc., Class A 43,145 12,563,824
*Veracyte, Inc. 23,604 851,632
*Vericel Corp. 13,698 480,252
*Vertex Pharmaceuticals, Inc. 72,636 30,911,703
Viatris, Inc. 327,914 3,397,189
*Vir Biotechnology, Inc. 21,736 129,547
*Viridian Therapeutics, Inc. 14,624 345,565
*Voyager Therapeutics, Inc. 6,360 29,701
*Waters Corp. 17,027 5,952,639

17
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Waystar Holding Corp. 28,277 $ 1,013,730
West Pharmaceutical Services,
Inc. 20,074 5,662,273
*Xencor, Inc. 17,567 258,411
Zimmer Biomet Holdings, Inc. 54,220 5,452,363
Zoetis, Inc. 124,393 17,923,787
*Zymeworks, Inc. 11,347 216,557
TOTAL HEALTH CARE 1,647,246,462
INDUSTRIALS — (9.5%)
#*3D Systems Corp. 32,612 93,270
3M Co. 150,865 25,119,022
A.O. Smith Corp. 32,204 2,125,142
#AAON, Inc. 17,652 1,736,780
*AAR Corp. 11,079 932,963
ABM Industries, Inc. 17,217 740,331
ACCO Brands Corp. 36,483 137,176
Acuity, Inc. 8,573 3,129,574
*ACV Auctions, Inc., Class A 34,835 315,953
Advanced Drainage Systems, Inc. 20,533 2,875,647
Aebi Schmidt Holding AG 12,294 137,078
AECOM 37,540 5,043,499
#*AeroVironment, Inc. 11,454 4,236,949
AGCO Corp. 17,911 1,847,699
Air Lease Corp. 29,057 1,855,580
Alamo Group, Inc. 3,011 538,126
*Alaska Air Group, Inc. 32,221 1,344,582
Albany International Corp. 8,220 465,088
Alight, Inc., Class A 119,025 342,792
*Allegiant Travel Co. 5,235 325,512
Allegion PLC 24,104 3,995,720
Allient, Inc. 3,691 201,824
Allison Transmission Holdings,
Inc. 24,581 2,029,162
*Alpha Pro Tech, Ltd. 2,226 10,128
Alta Equipment Group, Inc. 3,184 19,486
*Amentum Holdings, Inc. 23,294 522,019
*Ameresco, Inc., Class A 9,730 384,530
#*American Airlines Group, Inc. 183,808 2,413,399
*American Superconductor Corp. 6,347 375,933
*American Woodmark Corp. 4,355 277,544
AMETEK, Inc. 65,372 13,212,335
*API Group Corp. 93,203 3,431,734
Apogee Enterprises, Inc. 6,965 254,989
Applied Industrial Technologies,
Inc. 10,810 2,779,143
ArcBest Corp. 6,405 476,020
#*Archer Aviation, Inc., Class A 25,913 290,744
Arcosa, Inc. 13,109 1,337,118
Argan, Inc. 3,763 1,152,268
Armstrong World Industries, Inc. 12,103 2,304,774
Astec Industries, Inc. 5,839 271,689
#*Astronics Corp. 7,288 358,424
*Astronics Corp., Class B 636 31,298
#*Asure Software, Inc. 3,230 28,585
*ATI, Inc. 38,328 3,793,322
Atkore, Inc. 7,689 532,463
Atmus Filtration Technologies,
Inc. 23,348 1,061,867
Shares Value†
INDUSTRIALS — (Continued)
Automatic Data Processing, Inc. 115,607 $ 30,092,502
#*Avis Budget Group, Inc. 4,696 638,985
*Axon Enterprise, Inc. 21,075 15,431,747
AZZ, Inc. 8,268 825,560
Barrett Business Services, Inc. 7,897 319,592
#*BlackSky Technology, Inc. 4,772 100,785
*Bloom Energy Corp., Class A 62,729 8,290,265
#*Blue Bird Corp. 8,806 439,948
*BlueLinx Holdings, Inc. 2,425 158,692
*Boeing Co. (The) 213,758 42,969,633
Boise Cascade Co. 10,473 738,242
Booz Allen Hamilton Holding
Corp. 33,440 2,914,630
*Bowman Consulting Group, Ltd. 3,010 130,303
Brady Corp., Class A 12,016 912,135
*BrightView Holdings, Inc. 22,943 282,658
Brink's Co. (The) 11,280 1,253,885
Broadridge Financial Solutions,
Inc. 32,166 7,089,386
#*Builders FirstSource, Inc. 30,047 3,490,560
BWX Technologies, Inc. 25,665 5,482,301
#*Byrna Technologies, Inc. 4,217 85,394
*CACI International, Inc., Class A 6,111 3,435,910
*Cadeler A/S, ADR 2,086 38,654
#Cadre Holdings, Inc. 7,763 329,617
Carlisle Cos., Inc. 12,231 3,975,687
Carpenter Technology Corp. 14,066 4,443,449
Carrier Global Corp. 211,538 12,584,396
*Casella Waste Systems, Inc. 16,909 1,497,630
Caterpillar, Inc. 132,217 76,323,585
*CBIZ, Inc. 5,563 305,965
*CECO Environmental Corp. 8,415 411,409
*Centuri Holdings, Inc. 22,342 451,085
CH Robinson Worldwide, Inc. 33,296 5,127,251
#*Chart Industries, Inc. 12,533 2,501,837
*Cimpress PLC 4,354 301,340
Cintas Corp. 102,272 18,743,389
Civeo Corp. 1,889 39,253
#*Clarivate PLC 89,658 304,837
*Clean Harbors, Inc. 14,185 2,986,084
CNH Industrial NV 248,215 2,603,775
Columbus McKinnon Corp. 7,951 129,045
Comfort Systems USA, Inc. 10,052 9,706,010
CompX International, Inc. 278 6,252
#Concentrix Corp. 10,997 443,289
Concrete Pumping Holdings, Inc. 3,512 22,442
*Conduent, Inc. 27,649 65,805
#*Construction Partners, Inc.,
Class A 5,330 609,485
Copa Holdings SA, Class A 8,814 1,103,601
*Copart, Inc. 259,208 11,148,536
*Core & Main, Inc., Class A 54,679 2,853,150
*Costamare Bulkers Holdings,
Ltd. 1,831 23,693
Costamare, Inc. 9,156 111,886
Covenant Logistics Group, Inc. 2,664 53,733
CRA International, Inc. 1,778 338,691
Crane Co. 13,764 2,615,160

18
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
CSG Systems International, Inc. 8,044 $ 629,604
CSW Industrials, Inc. 4,645 1,163,201
CSX Corp. 522,727 18,828,627
Cummins, Inc. 39,024 17,080,024
Curtiss-Wright Corp. 10,713 6,382,055
*Custom Truck One Source, Inc. 9,226 54,341
*Dayforce, Inc. 3,551 244,096
Deere & Co. 73,284 33,830,093
Delta Air Lines, Inc. 183,492 10,528,771
Deluxe Corp. 12,535 227,009
*Distribution Solutions Group, Inc. 1,684 46,041
*DNOW, Inc. 31,176 458,287
Donaldson Co., Inc. 35,706 3,008,230
Douglas Dynamics, Inc. 7,469 225,788
Dover Corp. 38,793 7,039,378
*Ducommun, Inc. 4,293 393,883
*DXP Enterprises, Inc. 3,668 438,876
*Dycom Industries, Inc. 8,133 2,340,596
Eastern Co. (The) 600 12,810
Eaton Corp. PLC 109,783 41,888,801
EMCOR Group, Inc. 12,693 8,577,676
Emerson Electric Co. 158,407 22,108,865
*Energy Recovery, Inc. 17,569 300,606
Enerpac Tool Group Corp. 15,711 644,779
EnerSys 11,038 1,392,554
Ennis, Inc. 5,116 83,902
#*Enovix Corp. 15,460 185,365
Enpro, Inc. 5,567 1,291,600
*Enviri Corp. 25,154 307,130
Equifax, Inc. 34,700 7,325,170
ESAB Corp. 16,024 1,871,924
ESCO Technologies, Inc. 6,687 1,467,596
Espey Mfg. & Electronics Corp. 1,100 41,261
#*Everus Construction Group, Inc. 15,458 1,404,978
*Exlservice Holdings, Inc. 46,852 1,831,913
Expeditors International of
Washington, Inc. 38,006 4,632,931
Exponent, Inc. 13,338 944,464
Fastenal Co. 323,428 13,309,062
Federal Signal Corp. 17,081 2,016,070
FedEx Corp. 63,400 16,092,188
Ferguson Enterprises, Inc. 55,460 13,781,810
#*First Advantage Corp. 17,546 221,606
Flowserve Corp. 36,384 2,483,208
#*Fluence Energy, Inc. 16,308 342,468
*Fluor Corp. 44,445 2,167,583
*Forrester Research, Inc. 1,324 9,440
Fortive Corp. 96,262 4,845,829
Fortune Brands Innovations, Inc. 31,849 1,617,929
*Forward Air Corp. 3,837 72,174
*Franklin Covey Co. 1,500 25,470
Franklin Electric Co., Inc. 10,440 989,399
*FreightCar America, Inc. 946 8,410
#*Frontier Group Holdings, Inc. 39,780 153,551
FTAI Aviation, Ltd. 28,919 5,000,095
#FTAI Infrastructure, Inc. 31,746 169,524
*FTI Consulting, Inc. 9,057 1,494,496
*Gates Industrial Corp. PLC 71,340 1,575,187
Shares Value†
INDUSTRIALS — (Continued)
GATX Corp. 9,460 $ 1,483,801
GE Vernova, Inc. 77,487 45,340,743
#Genco Shipping & Trading, Ltd. 9,994 170,298
*Gencor Industries, Inc. 1,168 15,873
*Generac Holdings, Inc. 16,631 2,794,341
General Dynamics Corp. 64,718 22,321,238
General Electric Co. 299,733 92,602,510
Genpact, Ltd. 45,998 1,754,824
*Gibraltar Industries, Inc. 8,757 546,349
Global Industrial Co. 3,314 94,184
Gorman-Rupp Co. (The) 5,080 228,448
Graco, Inc. 46,327 3,788,159
*Graham Corp. 2,704 168,432
#Granite Construction, Inc. 11,799 1,214,235
*Great Lakes Dredge & Dock
Corp. 22,996 261,005
Greenbrier Cos., Inc. (The) 8,892 371,419
Griffon Corp. 10,781 797,902
*GXO Logistics, Inc. 31,710 1,782,419
*Hayward Holdings, Inc. 60,982 1,034,865
*Healthcare Services Group, Inc. 21,364 381,775
Heartland Express, Inc. 11,076 86,393
HEICO Corp. 12,960 4,118,299
HEICO Corp., Class A 18,802 4,657,819
Heidrick & Struggles International,
Inc. 6,228 363,528
Helios Technologies, Inc. 9,790 541,974
#Herc Holdings, Inc. 6,851 973,185
#*Hertz Global Holdings, Inc. 11,348 58,215
#Hexcel Corp. 21,940 1,566,516
Hillenbrand, Inc. 23,722 749,615
*Hillman Solutions Corp. 56,416 520,156
#HNI Corp. 12,971 530,773
Honeywell International, Inc. 180,048 36,249,064
Howmet Aerospace, Inc. 108,508 22,347,223
Hub Group, Inc., Class A 17,207 633,734
Hubbell, Inc. 15,037 7,067,390
*Hudson Technologies, Inc. 6,969 63,244
Huntington Ingalls Industries, Inc. 11,309 3,641,724
*Hurco Cos., Inc. 883 15,850
*Huron Consulting Group, Inc. 4,917 808,551
#*Hyliion Holdings Corp. 56,208 133,213
Hyster-Yale, Inc. 1,444 51,897
*IBEX Holdings, Ltd. 3,267 122,088
ICF International, Inc. 4,758 381,972
IDEX Corp. 20,562 3,525,561
*IES Holdings, Inc. 2,589 1,014,577
Illinois Tool Works, Inc. 78,467 19,139,671
Ingersoll Rand, Inc. 109,580 8,364,241
#*Innodata, Inc. 9,473 706,781
*Innovative Solutions and
Support, Inc. 1,906 17,916
Insperity, Inc. 9,333 411,772
Insteel Industries, Inc. 5,988 187,065
Interface, Inc. 16,736 416,726
ITT, Inc. 21,793 4,033,230
Jacobs Solutions, Inc. 33,932 5,286,945
*Janus International Group, Inc. 40,717 390,883

19
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
JB Hunt Transport Services, Inc. 21,625 $ 3,651,597
*JELD-WEN Holding, Inc. 23,696 102,841
#*JetBlue Airways Corp. 94,109 395,258
Johnson Controls International
PLC 184,360 21,088,940
Kadant, Inc. 3,268 904,125
Karat Packaging, Inc. 563 13,523
KBR, Inc. 36,458 1,561,861
Kelly Services, Inc., Class A 5,839 65,455
Kennametal, Inc. 20,297 445,519
Kforce, Inc. 5,555 140,541
*Kirby Corp. 14,693 1,520,432
Knight-Swift Transportation
Holdings, Inc. 44,883 2,025,121
Korn Ferry 14,695 950,766
*Kratos Defense & Security
Solutions, Inc. 55,542 5,032,105
*L.B. Foster Co., Class A 1,019 27,921
L3Harris Technologies, Inc. 53,063 15,340,513
Landstar System, Inc. 9,725 1,248,982
#*Legalzoom.com, Inc. 20,210 201,494
Leidos Holdings, Inc. 34,173 6,508,931
#Lennox International, Inc. 8,906 4,497,530
Leonardo DRS, Inc. 21,316 779,313
#*Limbach Holdings, Inc. 3,591 339,278
#Lincoln Electric Holdings, Inc. 15,488 3,631,162
Lindsay Corp. 3,106 345,511
*Liquidity Services, Inc. 7,467 178,760
*Loar Holdings, Inc. 8,055 637,392
Lockheed Martin Corp. 59,320 29,178,322
LSI Industries, Inc. 5,816 133,128
Luxfer Holdings PLC 5,723 69,821
*Lyft, Inc., Class A 84,657 1,732,082
*Manitowoc Co., Inc. (The) 7,177 72,990
ManpowerGroup, Inc. 12,987 398,181
Marten Transport, Ltd. 17,352 177,858
Masco Corp. 60,015 3,886,571
*MasTec, Inc. 17,671 3,607,711
*Masterbrand, Inc. 34,241 432,464
*Matrix Service Co. 10,653 160,008
Matson, Inc. 8,572 865,343
Maximus, Inc. 15,643 1,300,246
*Mayville Engineering Co., Inc. 2,155 38,402
McGrath RentCorp 7,220 775,717
#*Mercury Systems, Inc. 15,173 1,174,542
*Middleby Corp. (The) 13,330 1,655,986
Miller Industries, Inc. 3,535 141,895
MillerKnoll, Inc. 22,793 356,027
*Mistras Group, Inc. 2,294 21,885
*Montrose Environmental Group,
Inc. 10,045 259,965
Moog, Inc., Class A 7,857 1,609,506
*MRC Global, Inc. 26,259 366,313
#MSA Safety, Inc. 10,191 1,600,293
MSC Industrial Direct Co., Inc. 12,282 1,042,865
Mueller Industries, Inc. 29,387 3,111,202
Mueller Water Products, Inc.,
Class A 45,129 1,158,010
*MYR Group, Inc. 4,273 930,232
Shares Value†
INDUSTRIALS — (Continued)
National Presto Industries, Inc. 1,505 $ 160,990
#*Net Power, Inc. 3,650 13,943
*NEXTracker, Inc., Class A 41,066 4,156,701
Nordson Corp. 15,036 3,487,600
Norfolk Southern Corp. 63,415 17,970,543
Northrop Grumman Corp. 39,032 22,773,220
*NPK International, Inc. 20,602 253,405
#*NuScale Power Corp. 2,321 104,143
nVent Electric PLC 45,327 5,183,142
*NWPX Infrastructure, Inc. 2,017 121,343
Old Dominion Freight Line, Inc. 51,865 7,282,883
Omega Flex, Inc. 302 8,350
*OPENLANE, Inc. 31,050 820,341
*Orion Group Holdings, Inc. 7,380 79,483
Oshkosh Corp. 18,142 2,236,727
Otis Worldwide Corp. 110,905 10,287,548
Owens Corning 23,720 3,019,793
PACCAR, Inc. 148,636 14,625,782
*PAMT Corp. 940 9,466
Pangaea Logistics Solutions, Ltd. 4,633 22,933
Park Aerospace Corp. 2,787 53,399
Parker-Hannifin Corp. 35,800 27,667,314
Park-Ohio Holdings Corp. 1,013 20,898
#*Parsons Corp. 15,128 1,257,742
Paychex, Inc. 91,816 10,745,226
#Paycom Software, Inc. 14,575 2,726,837
*Paylocity Holding Corp. 12,245 1,729,851
Pentair PLC 46,166 4,909,754
#*Perma-Fix Environmental
Services, Inc. 2,278 31,186
*Perma-Pipe International
Holdings, Inc. 1,050 29,106
Pioneer Power Solutions, Inc. 2,112 9,715
Pitney Bowes, Inc. 46,283 457,276
*Planet Labs PBC 53,900 724,955
#Powell Industries, Inc. 2,790 1,069,658
#*Power Solutions International,
Inc. 740 63,359
Preformed Line Products Co. 718 152,295
Primoris Services Corp. 20,503 2,901,585
*Proto Labs, Inc. 6,994 348,021
Quad/Graphics, Inc. 3,811 20,999
Quanex Building Products Corp. 6,119 86,951
Quanta Services, Inc. 43,024 19,323,369
*Quest Resource Holding Corp. 613 932
*Radiant Logistics, Inc. 5,020 30,371
*RBC Bearings, Inc. 8,335 3,571,798
*RCM Technologies, Inc. 1,243 28,713
Regal Rexnord Corp. 17,638 2,485,018
Republic Services, Inc. 61,349 12,775,316
*Resideo Technologies, Inc. 40,315 1,725,482
Resources Connection, Inc. 4,337 19,083
REV Group, Inc. 13,467 690,453
Robert Half, Inc. 25,647 671,695
#*Rocket Lab Corp. 123,553 7,781,368
Rockwell Automation, Inc. 32,071 11,813,674
Rollins, Inc. 82,279 4,740,093
RTX Corp. 379,351 67,714,153

20
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Rush Enterprises, Inc., Class A 18,292 $ 903,808
Rush Enterprises, Inc., Class B 696 36,519
*RXO, Inc. 27,421 486,174
Ryder System, Inc. 11,162 1,888,945
*Saia, Inc. 7,135 2,086,987
Schneider National, Inc., Class B 16,142 344,955
#Science Applications
International Corp. 12,579 1,178,778
Sensata Technologies Holding
PLC 40,254 1,281,285
*Shoals Technologies Group, Inc.,
Class A 59,984 630,432
Simpson Manufacturing Co., Inc. 11,642 2,054,813
*SiteOne Landscape Supply, Inc. 12,158 1,577,744
*SkyWest, Inc. 11,934 1,199,128
Snap-on, Inc. 14,980 5,026,539
#Southwest Airlines Co. 133,339 4,040,172
*SPX Technologies, Inc. 14,030 3,141,177
SS&C Technologies Holdings,
Inc. 63,126 5,360,660
Standex International Corp. 3,358 783,186
Stanley Black & Decker, Inc. 42,946 2,908,303
Steelcase, Inc., Class A 25,023 399,367
#*Sterling Infrastructure, Inc. 8,443 3,190,610
*Sun Country Airlines Holdings,
Inc. 13,568 166,615
#*Sunrun, Inc. 61,222 1,270,969
#*Symbotic, Inc. 10,706 866,651
*TaskUS, Inc., Class A 4,195 55,961
*Taylor Devices, Inc. 323 14,784
#Tecnoglass, Inc. 8,041 479,485
Tennant Co. 4,762 380,960
Terex Corp. 18,517 852,152
Tetra Tech, Inc. 69,053 2,208,315
Textron, Inc. 50,604 4,089,309
*Thermon Group Holdings, Inc. 10,529 302,498
*TIC Solutions, Inc. 25,214 305,846
Timken Co. (The) 18,245 1,432,415
*Titan International, Inc. 14,589 110,147
*Titan Machinery, Inc. 5,016 82,262
Toro Co. (The) 27,259 2,037,065
Trane Technologies PLC 62,971 28,251,939
*Transcat, Inc. 2,703 196,373
TransDigm Group, Inc. 15,930 20,844,564
TransUnion 54,608 4,433,077
*Trex Co., Inc. 28,914 1,397,124
TriNet Group, Inc. 6,359 381,540
Trinity Industries, Inc. 23,020 630,057
*TrueBlue, Inc. 10,398 49,286
#*TTEC Holdings, Inc. 2,404 8,390
*Tutor Perini Corp. 13,362 900,064
Twin Disc, Inc. 668 10,461
*Uber Technologies, Inc. 561,346 54,169,889
#UFP Industries, Inc. 15,881 1,463,117
U-Haul Holding Co. 24,628 1,194,212
*U-Haul Holding Co. 1,707 90,744
#UL Solutions, Inc., Class A 17,478 1,361,012
*Ultralife Corp. 17,068 119,988
UniFirst Corp. 4,115 635,150
Shares Value†
INDUSTRIALS — (Continued)
Union Pacific Corp. 167,838 $ 36,986,460
*United Airlines Holdings, Inc. 92,963 8,742,241
United Parcel Service, Inc., Class
B 202,923 19,565,836
United Rentals, Inc. 18,217 15,870,286
#Universal Logistics Holdings,
Inc. 1,686 27,279
#*Upwork, Inc. 36,707 585,110
*V2X, Inc. 5,987 341,798
Valmont Industries, Inc. 5,935 2,453,707
Veralto Corp. 69,635 6,871,582
Verisk Analytics, Inc. 39,536 8,648,895
*Verra Mobility Corp. 49,850 1,157,018
Vertiv Holdings Co., Class A 100,953 19,469,796
Vestis Corp. 30,696 161,154
#*Vicor Corp. 6,545 593,828
Virco Mfg. Corp. 653 4,780
#*Virgin Galactic Holdings, Inc. 356 1,403
*VirTra, Inc. 294 1,788
#VSE Corp. 5,366 969,529
Wabash National Corp. 7,911 63,446
Waste Management, Inc. 115,611 23,095,609
#Watsco, Inc. 9,683 3,563,441
Watts Water Technologies, Inc.,
Class A 7,455 2,032,233
Werner Enterprises, Inc. 18,598 487,268
WESCO International, Inc. 14,020 3,638,611
Westinghouse Air Brake
Technologies Corp. 47,799 9,772,028
*Wilhelmina International, Inc. 2,303 6,757
*Willdan Group, Inc. 5,341 504,778
Willis Lease Finance Corp. 694 89,096
#WillScot Holdings Corp. 47,308 1,028,949
Woodward, Inc. 16,935 4,438,833
Worthington Enterprises, Inc. 9,620 539,586
WW Grainger, Inc. 12,942 12,670,218
#*Xometry, Inc., Class A 11,644 566,946
#*XPO, Inc. 33,253 4,784,109
Xylem, Inc. 68,407 10,319,196
#Zurn Elkay Water Solutions
Corp. 42,390 1,996,993
TOTAL INDUSTRIALS 1,734,362,757
INFORMATION TECHNOLOGY — (34.1%)
*8x8, Inc. 14,607 26,877
*908 Devices, Inc. 1,720 13,726
A10 Networks, Inc. 22,250 396,940
Accenture PLC, Class A 168,772 42,209,877
*ACI Worldwide, Inc. 28,791 1,371,315
Adeia, Inc. 33,568 571,999
*Adobe, Inc. 113,307 38,559,505
#*ADTRAN Holdings, Inc. 16,831 175,379
Advanced Energy Industries, Inc. 9,823 1,991,417
*Advanced Micro Devices, Inc. 455,137 116,569,688
*Aehr Test Systems 3,844 99,906
*Agilysys, Inc. 4,156 521,412
*Akamai Technologies, Inc. 39,090 2,935,659
*Alarm.com Holdings, Inc. 13,562 667,522
#*Alkami Technology, Inc. 8,204 166,459

21
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Allegro MicroSystems, Inc. 31,997 $ 957,350
*Alpha & Omega Semiconductor,
Ltd. 9,575 268,675
*Ambarella, Inc. 7,836 667,862
Amdocs, Ltd. 30,536 2,572,963
*American Bitcoin Corp., Class A 1,620 8,246
Amkor Technology, Inc. 26,556 857,228
Amphenol Corp., Class A 345,860 48,192,132
*Amplitude, Inc., Class A 5,197 52,230
Analog Devices, Inc. 138,987 32,541,026
*Appfolio, Inc., Class A 5,717 1,454,576
Apple, Inc. 4,191,693 1,133,308,036
Applied Materials, Inc. 226,407 52,775,472
#*Applied Optoelectronics, Inc. 8,908 316,768
*AppLovin Corp., Class A 66,070 42,108,393
*Arista Networks, Inc. 302,452 47,693,656
*Arrow Electronics, Inc. 14,503 1,617,810
*ASGN, Inc. 9,928 444,377
*Astera Labs, Inc. 37,148 6,934,789
*AstroNova, Inc. 821 7,455
*Atlassian Corp., Class A 46,943 7,953,083
#*Aurora Innovation, Inc. 265,621 1,391,854
*Autodesk, Inc. 60,217 18,145,791
*AvePoint, Inc. 29,354 413,011
*Aviat Networks, Inc. 1,956 48,822
Avnet, Inc. 23,002 1,114,447
*Axcelis Technologies, Inc. 8,940 711,266
*AXT, Inc. 2,100 16,695
Badger Meter, Inc. 7,690 1,387,661
Bel Fuse, Inc., Class A 142 19,416
Bel Fuse, Inc., Class B 3,041 468,284
Belden, Inc. 10,764 1,311,593
Benchmark Electronics, Inc. 11,378 498,584
#Bentley Systems, Inc., Class B 46,606 2,368,983
#*BILL Holdings, Inc. 26,820 1,331,881
*BK Technologies Corp. 796 59,469
*Blackbaud, Inc. 11,760 753,110
*BlackLine, Inc. 14,214 813,751
*Box, Inc., Class A 39,284 1,260,624
*Braze, Inc., Class A 2,902 83,171
Broadcom, Inc. 1,268,614 468,917,793
#*C3.ai, Inc., Class A 32,350 568,713
*Cadence Design Systems, Inc. 77,121 26,120,111
*Calix, Inc. 11,200 766,304
#*CCC Intelligent Solutions
Holdings, Inc. 135,332 1,180,095
CDW Corp. 35,259 5,619,227
*Cerence, Inc. 18,710 200,758
*CEVA, Inc. 9,088 247,284
*Ciena Corp. 38,530 7,317,618
#*Cipher Mining, Inc. 66,675 1,243,489
*Cirrus Logic, Inc. 14,257 1,891,191
Cisco Systems, Inc. 1,117,618 81,709,052
#*Cleanspark, Inc. 46,157 821,595
#Clear Secure, Inc., Class A 25,641 781,281
*Clearfield, Inc. 3,012 106,324
Climb Global Solutions, Inc. 903 100,305
*Cloudflare, Inc., Class A 88,975 22,537,367
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Coda Octopus Group, Inc. 2,056 $ 21,074
Cognex Corp. 44,049 1,823,188
Cognizant Technology Solutions
Corp., Class A 137,708 10,036,159
*Coherent Corp. 44,054 5,813,366
*Cohu, Inc. 16,013 380,949
*CommScope Holding Co., Inc. 299,600 5,183,080
*Commvault Systems, Inc. 12,579 1,751,248
*Consensus Cloud Solutions, Inc. 3,188 93,472
#*Core Scientific, Inc. 1,296 27,916
Corning, Inc. 230,857 20,564,742
*Corsair Gaming, Inc. 11,641 94,874
#Crane NXT Co. 13,801 872,913
*Credo Technology Group
Holding, Ltd. 43,743 8,207,062
*Crowdstrike Holdings, Inc., Class
A 71,085 38,599,866
*CS Disco, Inc. 2,692 17,013
CTS Corp. 8,547 354,786
#*Daily Journal Corp. 520 210,621
*Daktronics, Inc. 11,302 212,365
*Data I/O Corp. 3,489 10,572
*Data Storage Corp. 2,811 11,778
#*Datadog, Inc., Class A 85,351 13,895,996
Dell Technologies, Inc., Class C 88,893 14,401,555
*Diebold Nixdorf, Inc. 4,900 289,835
*Digi International, Inc. 10,869 398,675
*Digital Turbine, Inc. 21,658 135,146
*DigitalOcean Holdings, Inc. 19,594 796,692
*Diodes, Inc. 13,268 707,980
*Docusign, Inc. 55,694 4,073,459
Dolby Laboratories, Inc., Class A 16,573 1,099,121
*Dropbox, Inc., Class A 53,328 1,546,512
#*D-Wave Quantum, Inc. 1,440 53,366
*DXC Technology Co. 55,919 794,050
*Dynatrace, Inc. 82,267 4,160,242
#*Eastman Kodak Co. 15,344 97,281
*eGain Corp. 1,372 19,784
*Electro-Sensors, Inc. 1,305 6,120
#*Enphase Energy, Inc. 30,349 925,948
#Entegris, Inc. 38,981 3,569,490
*EPAM Systems, Inc. 15,621 2,554,658
ePlus, Inc. 7,659 560,332
*Everspin Technologies, Inc. 1,449 15,359
*F5, Inc. 16,010 4,051,331
*Fabrinet 9,939 4,378,825
*Fair Isaac Corp. 6,492 10,773,669
*Fastly, Inc., Class A 43,211 358,219
*First Solar, Inc. 28,801 7,688,139
#*Five9, Inc. 21,128 512,988
*Flex, Ltd. 105,705 6,608,677
*FormFactor, Inc. 17,933 985,418
*Fortinet, Inc. 184,063 15,908,565
*Franklin Wireless Corp. 3,560 18,120
*Frequency Electronics, Inc. 1,270 46,634
*Freshworks, Inc., Class A 54,766 607,903
*Gartner, Inc. 20,559 5,105,622
Gen Digital, Inc. 144,996 3,822,095

22
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*GLOBALFOUNDRIES, Inc. 29,000 $ 1,032,400
#*Globant SA 10,319 635,444
*GoDaddy, Inc., Class A 38,702 5,152,397
*Grid Dynamics Holdings, Inc. 19,985 186,660
#*GSI Technology, Inc. 2,032 18,471
*Guidewire Software, Inc. 22,519 5,261,339
Hackett Group, Inc. (The) 6,963 126,100
*Harmonic, Inc. 37,635 402,694
Hewlett Packard Enterprise Co. 373,068 9,110,321
HP, Inc. 262,042 7,250,702
*HubSpot, Inc. 14,028 6,900,654
#*Hut 8 Corp., Class U 464 23,506
#*I3 Verticals, Inc., Class A 6,451 198,368
*Ichor Holdings, Ltd. 8,788 199,312
#*indie Semiconductor, Inc.,
Class A 29,387 158,102
Information Services Group, Inc. 6,130 33,776
*Insight Enterprises, Inc. 6,872 687,200
*Intapp, Inc. 14,560 558,813
*Intel Corp. 1,314,186 52,554,298
#InterDigital, Inc. 7,656 2,771,166
International Business Machines
Corp. 263,491 80,999,768
*inTEST Corp. 2,125 18,020
Intuit, Inc. 78,897 52,667,692
#*IonQ, Inc. 76,724 4,786,043
*IPG Photonics Corp. 5,789 492,760
*Itron, Inc. 12,981 1,302,384
Jabil, Inc. 30,368 6,707,988
*Jamf Holding Corp. 17,063 219,260
*JFrog, Ltd. 14,806 702,989
*Key Tronic Corp. 1,602 5,703
*Keysight Technologies, Inc. 47,954 8,773,664
*Kimball Electronics, Inc. 6,130 178,230
KLA Corp. 36,478 44,092,418
*Klaviyo, Inc., Class A 21,516 559,416
*Knowles Corp. 24,401 576,108
Kulicke & Soffa Industries, Inc. 16,479 658,006
*KVH Industries, Inc. 2,000 11,940
*Kyndryl Holdings, Inc. 65,091 1,882,432
Lam Research Corp. 355,589 55,991,044
*Lantronix, Inc. 1,100 5,423
*Lattice Semiconductor Corp. 23,577 1,720,178
#*Life360, Inc. 12,424 1,226,373
Littelfuse, Inc. 6,649 1,617,768
*LiveRamp Holdings, Inc. 21,028 574,906
*Lumentum Holdings, Inc. 14,584 2,939,551
*MACOM Technology Solutions
Holdings, Inc. 16,158 2,393,485
*Manhattan Associates, Inc. 17,053 3,104,840
Marvell Technology, Inc. 242,775 22,757,729
*MaxLinear, Inc. 26,561 402,399
Methode Electronics, Inc. 5,366 36,113
Microchip Technology, Inc. 152,497 9,518,863
Micron Technology, Inc. 303,243 67,856,686
Microsoft Corp. 1,993,791 1,032,404,918
#*Mirion Technologies, Inc. 65,648 1,928,082
*Mitek Systems, Inc. 9,120 83,995
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
MKS, Inc. 18,728 $ 2,691,401
*MongoDB, Inc. 23,443 8,435,260
Monolithic Power Systems, Inc. 13,557 13,624,785
Motorola Solutions, Inc. 48,184 19,596,915
*N-able, Inc. 13,067 102,315
Napco Security Technologies, Inc. 9,850 434,877
#*Navitas Semiconductor Corp. 20,055 269,940
#*nCino, Inc. 28,412 758,032
*NCR Voyix Corp. 38,817 442,902
NetApp, Inc. 56,490 6,653,392
*NETGEAR, Inc. 8,468 294,009
*NetScout Systems, Inc. 20,614 573,069
*nLight, Inc. 10,814 356,970
*Novanta, Inc. 9,390 1,192,624
*Nutanix, Inc., Class A 71,432 5,088,816
NVE Corp. 745 51,442
NVIDIA Corp. 6,863,451 1,389,780,193
NXP Semiconductors NV 71,134 14,875,542
*Okta, Inc. 47,223 4,322,321
*ON Semiconductor Corp. 96,766 4,846,041
*ON24, Inc. 2,745 15,152
OneSpan, Inc. 8,543 97,390
*Onto Innovation, Inc. 12,512 1,688,620
*Ooma, Inc. 2,074 23,291
*Optical Cable Corp. 3,184 25,058
Oracle Corp. 485,679 127,544,162
#*OSI Systems, Inc. 4,420 1,230,793
*Ouster, Inc. 9,954 332,065
*Palantir Technologies, Inc.,
Class A 647,872 129,878,900
#*Palo Alto Networks, Inc. 189,960 41,836,790
#*PAR Technology Corp. 12,255 433,092
PC Connection, Inc. 3,535 215,529
*PDF Solutions, Inc. 5,626 163,885
Pegasystems, Inc. 30,618 1,948,836
#*Penguin Solutions, Inc. 14,678 326,879
*Photronics, Inc. 16,966 405,487
*Plexus Corp. 7,847 1,097,795
*Porch Group, Inc. 44,176 664,849
#Power Integrations, Inc. 15,174 635,639
*Powerfleet, Inc. 31,266 159,457
*Progress Software Corp. 11,580 493,771
*PTC, Inc. 33,561 6,663,201
*Pure Storage, Inc., Class A 88,228 8,708,104
*Q2 Holdings, Inc. 15,256 942,211
*Qorvo, Inc. 24,749 2,349,175
QUALCOMM, Inc. 304,664 55,113,718
*Qualys, Inc. 9,635 1,187,610
Ralliant Corp. 29,550 1,297,836
*Rambus, Inc. 31,306 3,219,509
Red Violet, Inc. 2,106 112,945
*Ribbon Communications, Inc. 15,581 52,352
Richardson Electronics, Ltd. 978 10,543
#*Rigetti Computing, Inc. 11,163 494,186
*RingCentral, Inc., Class A 20,601 620,502
*Riot Platforms, Inc. 98,432 1,946,985
*Rogers Corp. 6,092 533,294
Roper Technologies, Inc. 30,322 13,528,160

23
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Rubrik, Inc., Class A 32,600 $ 2,453,802
Salesforce, Inc. 269,256 70,116,955
*Samsara, Inc., Class A 71,383 2,867,455
*Sandisk Corp. 27,674 5,516,258
*Sanmina Corp. 14,318 1,962,282
*ScanSource, Inc. 7,093 304,325
Seagate Technology Holdings
PLC 60,568 15,498,140
*SEMrush Holdings, Inc., Class A 9,186 66,690
*Semtech Corp. 9,750 661,635
*SentinelOne, Inc., Class A 64,515 1,151,593
*ServiceNow, Inc. 58,912 54,156,623
*Silicon Laboratories, Inc. 8,828 1,157,174
#*SiTime Corp. 5,115 1,481,509
Skyworks Solutions, Inc. 40,717 3,164,525
*Snowflake, Inc. 90,964 25,004,184
#*SolarEdge Technologies, Inc. 134 4,702
*Sono-Tek Corp. 1,633 7,381
*SoundThinking, Inc. 651 6,087
*Sprinklr, Inc., Class A 33,977 262,302
*SPS Commerce, Inc. 9,417 774,454
*Stratasys, Ltd. 966 10,259
#*Super Micro Computer, Inc. 137,778 7,158,945
*Synaptics, Inc. 11,974 849,436
*Synopsys, Inc. 51,083 23,182,487
Taitron Components, Inc. 2,996 7,130
TD SYNNEX Corp. 21,261 3,327,134
TE Connectivity PLC 84,161 20,788,609
*Teledyne Technologies, Inc. 13,275 6,993,536
*Telos Corp. 6,836 46,895
*Tenable Holdings, Inc. 24,044 697,757
*Teradata Corp. 19,103 398,298
Teradyne, Inc. 42,963 7,808,955
Texas Instruments, Inc. 257,082 41,508,460
*TransAct Technologies, Inc. 1,450 6,830
*Trimble, Inc. 67,175 5,357,206
*TTM Technologies, Inc. 29,009 1,949,405
*Turtle Beach Corp. 1,843 31,147
*Twilio, Inc., Class A 43,402 5,854,062
*Tyler Technologies, Inc. 11,827 5,632,727
*UiPath, Inc., Class A 115,537 1,832,417
*Ultra Clean Holdings, Inc. 12,731 348,957
*Unisys Corp. 9,598 34,265
#*Unity Software, Inc. 92,025 3,487,747
#Universal Display Corp. 11,752 1,730,835
*Veeco Instruments, Inc. 18,809 540,759
*Verint Systems, Inc. 16,175 328,029
VeriSign, Inc. 23,393 5,609,641
#*Vertex, Inc., Class A 21,763 498,373
*Viant Technology, Inc., Class A 1,368 12,148
*Viasat, Inc. 31,703 1,262,413
#*Viavi Solutions, Inc. 64,325 1,138,553
#Vishay Intertechnology, Inc. 32,135 545,652
*Vishay Precision Group, Inc. 2,173 81,401
Vontier Corp. 41,506 1,597,981
Western Digital Corp. 94,973 14,265,894
*WidePoint Corp. 3,222 21,426
*Workday, Inc., Class A 61,156 14,672,548
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Xerox Holdings Corp. 23,111 $ 76,729
*Xperi, Inc. 7,265 48,821
*Yext, Inc. 25,686 217,560
*Zebra Technologies Corp. 14,520 3,909,510
#*Zeta Global Holdings Corp.,
Class A 18,358 330,260
*Zoom Communications, Inc. 72,039 6,283,962
*Zscaler, Inc. 29,001 9,603,391
TOTAL INFORMATION
TECHNOLOGY 6,214,145,718
MATERIALS — (2.0%)
AdvanSix, Inc. 8,151 151,527
Air Products and Chemicals, Inc. 63,261 15,346,486
#Albemarle Corp. 32,579 3,200,235
Alcoa Corp. 72,229 2,657,305
*Alpha Metallurgical Resources,
Inc. 3,128 541,957
Amcor PLC 628,478 4,964,976
*American Vanguard Corp. 2,478 11,077
AptarGroup, Inc. 18,351 2,128,900
Ardagh Metal Packaging SA 33,716 120,366
*Arq, Inc. 1,521 10,099
Ashland, Inc. 10,018 489,880
*Aspen Aerogels, Inc. 16,689 135,848
Avery Dennison Corp. 22,265 3,893,926
Avient Corp. 23,722 760,765
*Axalta Coating Systems, Ltd. 60,622 1,725,908
Balchem Corp. 8,535 1,309,184
Ball Corp. 73,908 3,473,676
Cabot Corp. 13,661 921,844
Caledonia Mining Corp. PLC 2,807 78,933
Celanese Corp. 23,089 887,541
*Century Aluminum Co. 18,018 533,693
CF Industries Holdings, Inc. 45,542 3,793,193
#Chemours Co. (The) 34,266 458,822
*Clearwater Paper Corp. 3,774 66,611
*Cleveland-Cliffs, Inc. 131,866 1,639,094
*Coeur Mining, Inc. 133,296 2,288,692
Commercial Metals Co. 30,942 1,836,717
*Compass Minerals International,
Inc. 13,496 234,021
*Core Molding Technologies, Inc. 389 6,967
Corteva, Inc. 191,940 11,792,794
CRH PLC 189,532 22,573,261
Crown Holdings, Inc. 32,274 3,136,387
Dow, Inc. 158,914 3,790,099
DuPont de Nemours, Inc. 119,701 9,773,587
Eagle Materials, Inc. 9,533 2,024,047
Eastman Chemical Co. 30,348 1,806,313
Ecolab, Inc. 72,252 18,525,413
*Ecovyst, Inc. 39,985 327,477
Element Solutions, Inc. 63,916 1,707,836
Ferroglobe PLC 8,760 42,486
#*Flotek Industries, Inc. 852 14,748
FMC Corp. 31,757 481,754
Freeport-McMoRan, Inc. 403,686 16,833,706
Friedman Industries, Inc. 1,479 31,414
Graphic Packaging Holding Co. 77,550 1,240,024

24
Dimensional U.S. Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
Greif, Inc., Class A 8,966 $ 510,076
Greif, Inc., Class B 290 17,095
Hawkins, Inc. 5,670 804,289
HB Fuller Co. 13,334 764,972
Hecla Mining Co. 167,355 2,153,859
Huntsman Corp. 33,953 281,131
#*Idaho Strategic Resources, Inc. 1,921 63,508
#*Ingevity Corp. 10,509 564,543
Innospec, Inc. 6,986 514,030
International Flavors &
Fragrances, Inc. 68,048 4,284,983
#International Paper Co. 141,477 5,466,671
*Intrepid Potash, Inc. 2,213 58,932
#*Ivanhoe Electric, Inc. 13,215 195,450
Kaiser Aluminum Corp. 4,685 424,133
#*Knife River Corp. 16,970 1,026,006
Koppers Holdings, Inc. 3,685 103,991
Kronos Worldwide, Inc. 3,012 14,819
Linde PLC 132,566 55,452,358
Louisiana-Pacific Corp. 17,925 1,561,447
*LSB Industries, Inc. 7,324 61,741
LyondellBasell Industries NV,
Class A 65,506 3,040,789
Martin Marietta Materials, Inc. 16,921 10,374,265
Materion Corp. 5,924 679,068
Mativ Holdings, Inc. 11,654 124,465
*McEwen, Inc. 18,170 333,056
Mercer International, Inc. 5,736 12,046
*Metallus, Inc. 11,080 194,897
Minerals Technologies, Inc. 10,166 576,920
Mosaic Co. (The) 87,117 2,391,362
#*MP Materials Corp. 37,473 2,364,172
Myers Industries, Inc. 5,149 89,232
NewMarket Corp. 2,293 1,760,795
Newmont Corp. 309,687 25,075,356
Northern Technologies
International Corp. 600 4,458
Nucor Corp. 65,593 9,842,230
*O-I Glass, Inc. 48,953 552,679
Olin Corp. 23,136 478,915
Olympic Steel, Inc. 1,650 61,050
Orion SA 16,297 86,374
Packaging Corp. of America 25,372 4,966,823
*Perimeter Solutions, Inc. 38,223 898,623
PPG Industries, Inc. 64,094 6,265,188
Quaker Chemical Corp. 4,096 568,893
*Ramaco Resources, Inc., Class
A 9,097 276,185
Ramaco Resources, Inc., Class B 446 6,547
*Ranpak Holdings Corp. 5,983 31,710
*Rayonier Advanced Materials,
Inc. 13,693 95,166
Reliance, Inc. 14,468 4,086,197
Royal Gold, Inc. 20,654 3,610,113
#RPM International, Inc. 36,373 3,974,841
Ryerson Holding Corp. 7,001 154,442
Scotts Miracle-Gro Co. (The) 13,048 698,329
Sealed Air Corp. 41,861 1,402,762
Sensient Technologies Corp. 9,863 929,982
Shares Value†
MATERIALS — (Continued)
Sherwin-Williams Co. (The) 67,427 $ 23,258,269
Silgan Holdings, Inc. 24,513 946,692
*Smith-Midland Corp. 371 13,527
Smurfit WestRock PLC 148,126 5,468,812
#*Solstice Advanced Materials,
Inc. 44,970 2,026,798
Sonoco Products Co. 28,505 1,156,448
Southern Copper Corp. 23,846 3,309,825
Steel Dynamics, Inc. 39,542 6,200,186
Stepan Co. 5,776 250,390
SunCoke Energy, Inc. 25,593 205,000
Sylvamo Corp. 9,261 375,997
*Tredegar Corp. 5,454 37,687
TriMas Corp. 9,571 340,058
Tronox Holdings PLC 34,388 120,358
United States Lime & Minerals,
Inc. 3,285 385,068
#*US Gold Corp. 2,865 43,892
Vulcan Materials Co. 37,190 10,766,505
#Warrior Met Coal, Inc. 8,900 603,776
#Westlake Corp. 9,477 652,112
Worthington Steel, Inc. 10,570 338,134
TOTAL MATERIALS 364,601,087
REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc. 27,779 279,179
*CBRE Group, Inc., Class A 84,499 12,880,183
*CKX Lands, Inc. 777 8,450
*Compass, Inc., Class A 126,817 977,759
*Comstock Holding Cos., Inc. 101 1,349
*CoStar Group, Inc. 119,756 8,240,410
*Cushman & Wakefield PLC 70,127 1,100,994
*Douglas Elliman, Inc. 7,294 18,016
#eXp World Holdings, Inc. 27,008 276,562
*Five Point Holdings LLC, Class A 4,782 27,975
*Forestar Group, Inc. 4,527 117,747
*FRP Holdings, Inc. 2,426 57,496
#*Howard Hughes Holdings, Inc. 6,565 520,473
*J.W. Mays, Inc. 100 3,936
*Jones Lang LaSalle, Inc. 13,306 4,059,528
Kennedy-Wilson Holdings, Inc. 33,359 252,194
Marcus & Millichap, Inc. 7,103 207,479
Newmark Group, Inc., Class A 44,050 785,412
*RE/MAX Holdings, Inc. 1,235 9,794
RMR Group, Inc. (The), Class A 2,835 43,857
*Seaport Entertainment Group,
Inc. 1,537 36,996
St. Joe Co. (The) 9,412 534,413
*Tejon Ranch Co. 2,974 47,049
*Zillow Group, Inc., Class A 14,161 1,012,936
*Zillow Group, Inc., Class C 45,978 3,447,430
TOTAL REAL ESTATE 34,947,617
UTILITIES — (2.3%)
AES Corp. (The) 165,026 2,288,911
ALLETE, Inc. 9,779 658,420
Alliant Energy Corp. 70,611 4,718,227
Ameren Corp. 75,183 7,670,170
American Electric Power Co., Inc. 154,856 18,622,983
American States Water Co. 11,654 831,047

25
Dimensional U.S. Equity Market ETF
continued
Shares Value†
UTILITIES — (Continued)
American Water Works Co., Inc. 56,153 $ 7,211,730
Artesian Resources Corp., Class
A 1,014 32,681
Atmos Energy Corp. 44,274 7,602,731
Avista Corp. 24,292 924,311
Black Hills Corp. 20,948 1,328,732
California Water Service Group 16,901 750,066
CenterPoint Energy, Inc. 181,659 6,946,640
Chesapeake Utilities Corp. 6,880 875,686
Clearway Energy, Inc., Class A 9,562 286,764
Clearway Energy, Inc., Class C 23,614 753,995
CMS Energy Corp. 82,925 6,099,134
Consolidated Edison, Inc. 101,078 9,846,008
Consolidated Water Co., Ltd.,
Class OR 3,513 119,477
Constellation Energy Corp. 88,061 33,198,997
Dominion Energy, Inc. 243,894 14,314,139
DTE Energy Co. 57,527 7,797,210
Duke Energy Corp. 220,233 27,374,962
Edison International 101,493 5,620,682
Entergy Corp. 126,273 12,133,573
Essential Utilities, Inc. 81,069 3,164,123
Evergy, Inc. 63,354 4,866,221
Eversource Energy 102,294 7,550,320
Exelon Corp. 287,074 13,239,853
FirstEnergy Corp. 166,407 7,626,433
Genie Energy, Ltd., Class B 4,460 67,123
Global Water Resources, Inc. 752 7,460
H2O America 10,325 477,531
*Hallador Energy Co. 7,357 159,132
*Hawaiian Electric Industries, Inc. 52,515 610,224
#IDACORP, Inc. 14,865 1,917,882
MDU Resources Group, Inc. 56,956 1,092,416
#MGE Energy, Inc. 10,671 884,306
Middlesex Water Co. 5,457 313,614
*Montauk Renewables, Inc. 9,108 18,489
National Fuel Gas Co. 24,449 1,929,271
New Jersey Resources Corp. 26,185 1,159,995
NextEra Energy, Inc. 582,381 47,405,813
NiSource, Inc. 130,903 5,512,325
Northwest Natural Holding Co. 11,496 523,413
Northwestern Energy Group, Inc. 17,334 1,034,320
NRG Energy, Inc. 54,169 9,309,484
OGE Energy Corp. 57,113 2,520,968
*Oklo, Inc. 3,093 410,658
ONE Gas, Inc. 17,108 1,371,890
Ormat Technologies, Inc. 15,964 1,698,091
Otter Tail Corp. 11,045 852,895
PG&E Corp. 608,688 9,714,660
#Pinnacle West Capital Corp. 33,212 2,939,926
Portland General Electric Co. 31,249 1,427,454
PPL Corp. 206,413 7,538,203
Public Service Enterprise Group,
Inc. 140,381 11,309,093
*Pure Cycle Corp. 1,282 14,115
RGC Resources, Inc. 300 6,213
Sempra 187,955 17,280,583
#Southern Co. (The) 311,504 29,293,836
Shares Value†
UTILITIES — (Continued)
Southwest Gas Holdings, Inc. 16,614 $ 1,320,813
Spire, Inc. 17,504 1,512,346
*Talen Energy Corp. 10,970 4,385,587
TXNM Energy, Inc. 24,666 1,401,029
UGI Corp. 59,749 1,997,409
Unitil Corp. 5,242 255,547
Vistra Corp. 96,227 18,119,544
WEC Energy Group, Inc. 90,095 10,066,314
Xcel Energy, Inc. 168,082 13,643,216
York Water Co. (The) 2,913 90,507
TOTAL UTILITIES 426,047,921
TOTAL COMMON STOCKS 17,969,181,028
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*Bed Bath & Beyond, Inc.
10/07/26 1,016 1,209
*GameStop Corp. 10/30/26 11,387 34,161
TOTAL CONSUMER
DISCRETIONARY 35,370
HEALTH CARE — (0.0%)
*<89bio, Inc. CVR 28,428 9,665
*<ABIOMED, Inc. CVR 01/02/26 6,708 104,712
#*<Albireo Pharma, Inc. CVR
03/02/26 2,674 17,060
*<Concentra Biosciences CVR
09/02/29 4,265 –
*<Mirati Therapeutics CVR 5,963 17,770
*OmniAb, Inc.- Vesting 12.5 1,104 –
*OmniAb, Inc.- Vesting 15 1,104 –
*<Poseida Therapeutics, Inc.
CVR 4,712 2,356
*<Supernus Pharmaceuticals,
Inc. CVR 1,085 195
*<Verve Therapeutics, Inc. CVR 13,798 8,693
TOTAL HEALTH CARE 160,451
INDUSTRIALS — (0.0%)
*<Communications Systems CVR 225 27
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 1,080 5,011
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 3,911 1,042
TOTAL RIGHTS/WARRANTS 201,901
TOTAL INVESTMENT SECURITIES — (98.4%)
(Cost $9,580,813,640) 17,969,382,929
SECURITIES LENDING COLLATERAL — (1.6%)
@§The DFA Short Term
Investment Fund 24,887,997 287,879,461
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,868,693,101) $ 18,257,262,390

26
Dimensional U.S. Equity Market ETF
continued
As of October 31, 2025 , Dimensional U.S. Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 54 12/19/25 $ 18,262,191 $ 18,559,800 $ 297,609
Total Futures Contracts ..............
$18,262,191 $18,559,800 $297,609
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 1,789,962,816 $ — $ — $ 1,789,962,816
Consumer Discretionary ................ 1,971,870,619 — — 1,971,870,619
Consumer Staples .................... 820,479,923 — — 820,479,923
Energy ............................. 533,782,734 — — 533,782,734
Financials ........................... 2,431,733,374 — — 2,431,733,374
Health Care ......................... 1,647,240,240 83 6,139 1,647,246,462
Industrials ........................... 1,734,356,000 6,757 — 1,734,362,757
Information Technology ................ 6,214,145,718 — — 6,214,145,718
Materials ........................... 364,601,087 — — 364,601,087
Real Estate .......................... 34,947,617 — — 34,947,617
Utilities ............................. 426,047,921 — — 426,047,921
Rights/Warrants
Consumer Discretionary ................ 35,370 — — 35,370
Health Care ......................... — — 160,451 160,451
Industrials ........................... — — 27 27
Information Technology ................ 5,011 — — 5,011
Materials ........................... — — 1,042 1,042
Securities Lending Collateral .............. — 287,879,461 — 287,879,461
Total Investments ....................... $17,969,208,430 $287,886,301 $167,659> $18,257,262,390
Financial Instruments
Assets
Futures Contracts** ..................... 297,609 — — 297,609
Total Other Financial Instruments .......... $297,609 $– $– $297,609
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

27
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value†
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (2.6%)
#*Advantage Solutions, Inc. 274,161 $ 350,926
*Altice USA, Inc., Class A 706,811 1,576,189
*AMC Networks, Inc., Class A 93,544 709,064
#*Angi, Inc. 159,380 2,114,973
*Anterix, Inc. 53,638 1,084,560
Array Digital Infrastructure, Inc. 125,021 6,141,032
*Atlanta Braves Holdings, Inc. 99,408 4,047,894
#*Atlanta Braves Holdings, Inc. 22,883 987,173
ATN International, Inc. 42,500 617,525
*Bandwidth, Inc., Class A 78,785 1,272,378
#*Boston Omaha Corp., Class A 88,596 1,126,941
*Bumble, Inc., Class A 298,155 1,654,760
*BuzzFeed, Inc. 29,638 48,310
#Cable One, Inc. 15,447 2,294,652
#*Cardlytics, Inc. 42,609 82,661
#*Cargurus, Inc. 247,232 8,682,788
*Cars.com, Inc. 173,383 1,862,133
#Cinemark Holdings, Inc. 350,811 9,475,405
*Cineverse Corp. 7,439 22,689
*Creative Realities, Inc. 1,698 4,975
*DHI Group, Inc. 57,970 112,462
*DoubleVerify Holdings, Inc. 477,435 5,433,210
*E.W. Scripps Co. (The), Class A 219,538 533,477
#*EchoStar Corp., Class A 23,229 1,739,155
Entravision Communications
Corp., Class A 240,241 497,299
*Eventbrite, Inc., Class A 215,409 497,595
*EverQuote, Inc., Class A 68,162 1,468,209
*Frontier Communications Parent,
Inc. 319,423 12,061,412
#*fuboTV, Inc., Class A 998,419 3,774,024
*Gaia, Inc. 18,204 90,838
*Gambling.com Group, Ltd. 125,573 895,335
*Gannett Co., Inc. 414,178 2,195,143
*GCI Liberty, Inc., Class A 2,518 92,083
*GCI Liberty, Inc., Class C 20,399 747,113
#*Globalstar, Inc. 49,171 2,675,394
#*Gogo, Inc. 318,656 2,899,770
Gray Media, Inc. 262,445 1,199,374
Gray Media, Inc., Class A 912 8,454
*Grindr, Inc. 3,172 43,964
*Harte Hanks, Inc. 9,013 28,030
#*Ibotta, Inc., Class A 2,771 89,392
IDT Corp., Class B 72,416 3,668,595
#*IMAX Corp. 151,315 4,916,224
*Integral Ad Science Holding
Corp. 452,413 4,619,137
#Iridium Communications, Inc. 303,864 5,818,996
*IZEA Worldwide, Inc. 15,200 78,280
John Wiley & Sons, Inc., Class A 159,057 5,864,432
*Liberty Broadband Corp., Class
A 27,388 1,464,984
*Liberty Broadband Corp., Class
C 219,673 11,822,801
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class A 503,358 $ 5,536,938
*Liberty Global, Ltd., Class C 379,630 4,232,875
*Liberty Latin America, Ltd., Class
A 110,916 865,145
*Liberty Latin America, Ltd., Class
C 453,338 3,585,904
*Lionsgate Studios Corp. 139,825 899,075
*Lumen Technologies, Inc. 2,623,848 26,973,157
*Madison Square Garden
Entertainment Corp. 116,562 5,147,378
*Madison Square Garden Sports
Corp. 48,240 10,342,174
#*Magnite, Inc. 412,301 7,371,942
Marcus Corp. (The) 69,836 1,005,638
Match Group, Inc. 578,872 18,720,720
*MediaAlpha, Inc., Class A 6,122 78,055
National CineMedia, Inc. 146,555 647,773
New York Times Co. (The), Class
A 397,639 22,661,447
Nexstar Media Group, Inc. 88,518 17,325,628
*Nextdoor Holdings, Inc. 430,033 838,564
#Paramount Skydance Corp. 55,078 847,650
#*PSQ Holdings, Inc. 5,308 10,881
*PubMatic, Inc., Class A 103,777 867,576
*QuinStreet, Inc. 150,867 2,231,323
#*Reading International, Inc.,
Class A 36,460 50,679
*Reading International, Inc., Class
B 1,232 14,735
#*Reservoir Media, Inc. 51,156 388,786
Saga Communications, Inc.,
Class A 16,830 206,167
Scholastic Corp. 74,961 2,149,132
Shenandoah Telecommunications
Co. 154,176 1,899,448
#Shutterstock, Inc. 85,914 2,150,427
Sinclair, Inc. 131,274 1,793,203
*Skillz, Inc. 3,692 24,663
#*Sphere Entertainment Co. 98,207 6,725,215
Spok Holdings, Inc. 53,444 763,715
#*Stagwell, Inc. 579,032 2,750,402
*Starz Entertainment Corp. 9,322 97,974
Sunrise Communications AG,
ADR 92,376 5,025,254
#*Teads Holding Co. 61,160 90,517
*TechTarget, Inc. 68,559 376,389
TEGNA, Inc. 510,349 10,038,565
Telephone and Data Systems,
Inc. 346,601 13,455,051
*Thryv Holdings, Inc. 124,809 962,277
Townsquare Media, Inc., Class A 6,686 41,988
#*Travelzoo 32,711 275,427
#*TripAdvisor, Inc. 333,162 5,350,582
*TrueCar, Inc. 221,669 487,672
*Urban One, Inc. 21,094 12,867

28
Dimensional U.S. Small Cap ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Vimeo, Inc. 444,051 $ 3,463,598
#*Vivid Seats, Inc., Class A 12,970 160,958
#*Webtoon Entertainment, Inc. 3,290 57,674
*WideOpenWest, Inc. 113,721 583,389
*Yelp, Inc. 187,142 6,171,943
Zedge, Inc., Class B 21,082 53,127
*Ziff Davis, Inc. 125,610 4,258,179
*ZoomInfo Technologies, Inc. 889,595 9,981,256
TOTAL COMMUNICATION
SERVICES 329,543,312
CONSUMER DISCRETIONARY — (12.7%)
#*1-800-Flowers.com, Inc., Class
A 94,539 340,340
*1stdibs.com, Inc. 56,470 203,292
*Abercrombie & Fitch Co. 139,995 10,156,637
#Academy Sports & Outdoors,
Inc. 206,124 9,871,278
*Accel Entertainment, Inc. 55,038 560,837
#Acushnet Holdings Corp. 164,804 12,744,293
*Adient PLC 235,302 5,456,653
ADT, Inc. 1,968,020 17,397,297
*Adtalem Global Education, Inc. 106,760 10,464,615
#Advance Auto Parts, Inc. 170,539 8,037,503
A-Mark Precious Metals, Inc.,
Class A 68,522 1,821,315
AMCON Distributing Co. 369 42,322
*American Axle & Manufacturing
Holdings, Inc. 395,390 2,451,418
American Eagle Outfitters, Inc. 522,614 8,732,880
*American Outdoor Brands, Inc. 36,024 247,485
*American Public Education, Inc. 51,360 1,720,046
*America's Car-Mart, Inc., Class
MA 28,441 632,528
Aramark 513,058 19,434,637
#*Arhaus, Inc. 138,175 1,384,513
*Ark Restaurants Corp. 3,459 25,285
Arko Corp. 300,075 1,321,830
*Asbury Automotive Group, Inc. 56,956 13,361,878
Autoliv, Inc. 185,904 21,713,587
*AutoNation, Inc. 102,038 20,394,335
*Barnes & Noble Education, Inc. 1,152 10,518
Bassett Furniture Industries, Inc. 24,993 368,647
Bath & Body Works, Inc. 471,492 11,542,124
*Beazer Homes USA, Inc. 63,795 1,429,008
#*Bed Bath & Beyond, Inc. 103,390 797,137
*Biglari Holdings, Inc., Class A 235 412,011
#*Biglari Holdings, Inc., Class B 5,687 2,054,770
#*Birkenstock Holding PLC 291,144 11,619,557
#*BJ's Restaurants, Inc. 62,964 2,138,257
Bloomin' Brands, Inc. 209,972 1,434,109
*Boot Barn Holdings, Inc. 85,675 16,248,264
BorgWarner, Inc. 571,552 24,553,874
#Boyd Gaming Corp. 48,912 3,808,777
*Bright Horizons Family Solutions,
Inc. 151,828 16,584,172
Brightstar Lottery PLC 1,324 22,058
*Brinker International, Inc. 128,422 13,954,335
Brunswick Corp. 192,309 12,713,548
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Buckle, Inc. (The) 137,651 $ 7,543,275
#Build-A-Bear Workshop, Inc.,
Class A 38,235 2,073,102
#Caleres, Inc. 89,613 989,328
Camping World Holdings, Inc.,
Class A 164,743 2,168,018
Canterbury Park Holding Corp. 6,569 104,119
*Capri Holdings, Ltd. 207,183 4,299,047
*CarMax, Inc. 299,191 12,539,095
Carriage Services, Inc. 41,357 1,848,658
Carter's, Inc. 99,399 3,121,129
*Cato Corp. (The), Class A 45,742 176,107
#*Cava Group, Inc. 193,353 10,388,857
#*Cavco Industries, Inc. 21,984 11,647,123
Century Communities, Inc. 88,857 5,278,106
*Champion Homes, Inc. 161,200 10,998,676
#Cheesecake Factory, Inc. (The) 141,500 7,046,700
*Chegg, Inc. 42,445 44,992
#Choice Hotels International, Inc. 79,769 7,415,326
#Churchill Downs, Inc. 55,313 5,487,050
*Citi Trends, Inc. 29,973 1,073,633
Clarus Corp. 114,444 382,243
#Columbia Sportswear Co. 158,236 7,853,253
#*Contextlogic Holdings, Inc. 6,169 46,453
*Cooper-Standard Holdings, Inc. 51,045 1,542,580
*Coursera, Inc. 471,955 3,973,861
#Cracker Barrel Old Country
Store, Inc. 62,947 2,121,314
Cricut, Inc., Class A 64,130 340,530
*Crocs, Inc. 155,168 12,675,674
*Culp, Inc. 23,287 93,614
Dana, Inc. 425,570 8,639,071
#*Dave & Buster's Entertainment,
Inc. 93,939 1,379,964
*Denny's Corp. 132,834 519,381
#Designer Brands, Inc., Class A 103,543 382,074
*Destination XL Group, Inc. 138,848 138,737
Dick's Sporting Goods, Inc. 29,734 6,584,594
#Dillard's, Inc., Class A 27,522 16,515,402
#Dine Brands Global, Inc. 39,877 985,759
*Dorman Products, Inc. 85,026 11,404,537
#*Dream Finders Homes, Inc.,
Class A 96,243 1,905,611
#*Driven Brands Holdings, Inc. 433,135 6,215,487
*Duluth Holdings, Inc., Class B 90,378 248,539
*Dutch Bros, Inc., Class A 228,154 12,671,673
*El Pollo Loco Holdings, Inc. 90,083 920,648
*Envela Corp. 2,100 19,089
Escalade, Inc. 20,364 234,390
Ethan Allen Interiors, Inc. 73,973 1,787,927
#*Etsy, Inc. 246,632 15,291,184
*European Wax Center, Inc.,
Class A 108,473 423,045
*Figs, Inc., Class A 445,377 3,322,512
*First Watch Restaurant Group,
Inc. 172,820 2,849,802
*Five Below, Inc. 102,148 16,064,816
Flanigan's Enterprises, Inc. 1,877 59,408
Flexsteel Industries, Inc. 14,821 506,730

29
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Floor & Decor Holdings, Inc.,
Class A 199,031 $ 12,435,457
#*Fossil Group, Inc. 9,159 19,051
*Fox Factory Holding Corp. 116,652 2,579,176
*Frontdoor, Inc. 118,274 7,856,942
*Full House Resorts, Inc. 39,738 97,358
*Funko, Inc., Class A 138,265 431,387
#*GameStop Corp., Class A 39,667 884,177
Gap, Inc. (The) 954,220 21,803,927
Garrett Motion, Inc. 639,669 10,835,993
*Genesco, Inc. 30,902 896,467
Gentex Corp. 628,090 14,728,710
*Gentherm, Inc. 85,026 3,128,957
*G-III Apparel Group, Ltd. 122,907 3,300,053
#*Global Business Travel Group I 541,043 4,252,598
Golden Entertainment, Inc. 30,591 617,938
*Goodyear Tire & Rubber Co.
(The) 829,327 5,714,063
Graham Holdings Co., Class B 10,151 10,274,132
*Grand Canyon Education, Inc. 102,943 19,384,167
*Green Brick Partners, Inc. 68,754 4,451,134
Group 1 Automotive, Inc. 37,865 15,052,852
#*Groupon, Inc. 45,498 915,875
#Guess?, Inc. 141,302 2,399,308
H&R Block, Inc. 355,718 17,693,413
Hamilton Beach Brands Holding
Co., Class A 26,903 378,525
*Hanesbrands, Inc. 918,213 6,069,388
#Harley-Davidson, Inc. 368,868 9,952,059
Hasbro, Inc. 327,738 25,009,687
Haverty Furniture Cos., Inc. 41,495 905,006
Haverty Furniture Cos., Inc.,
Class A 457 10,232
*Helen of Troy, Ltd. 54,239 1,010,473
*Hilton Grand Vacations, Inc. 249,967 10,361,132
*Holley, Inc. 310,794 891,979
Hooker Furnishings Corp. 34,169 310,255
*Hovnanian Enterprises, Inc.,
Class A 14,637 1,759,807
*Inspired Entertainment, Inc. 64,471 486,756
#Installed Building Products, Inc. 77,206 19,164,845
*iRobot Corp. 113 359
J Jill, Inc. 37,654 567,446
JAKKS Pacific, Inc. 31,541 536,197
Johnson Outdoors, Inc., Class A 27,004 1,099,873
#KB Home 137,304 8,570,516
#Kohl's Corp. 280,438 4,562,726
Kontoor Brands, Inc. 157,512 12,745,871
#Krispy Kreme, Inc. 452,935 1,626,037
#*Kura Sushi USA, Inc., Class A 31,104 1,770,751
#Lakeland Industries, Inc. 28,293 465,703
#*Lands' End, Inc. 88,703 1,396,185
*Latham Group, Inc. 217,846 1,579,383
*Laureate Education, Inc. 653,455 18,969,799
La-Z-Boy, Inc. 118,945 3,770,557
#LCI Industries 72,709 7,524,654
Lear Corp. 152,110 15,918,311
*Legacy Education, Inc. 1,786 16,128
*Legacy Housing Corp. 46,257 1,038,701
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Leggett & Platt, Inc. 396,490 $ 3,703,217
*Leslie's, Inc. 8,348 29,385
Levi Strauss & Co., Class A 228,098 4,625,827
*LGI Homes, Inc. 63,922 2,608,657
*Life Time Group Holdings, Inc. 573,695 14,187,477
#Lifetime Brands, Inc. 61,540 208,621
#*Light & Wonder, Inc. 57,817 4,203,296
*Lincoln Educational Services
Corp. 83,144 1,614,656
*Lindblad Expeditions Holdings,
Inc. 137,003 1,652,256
Lithia Motors, Inc. 60,833 19,106,429
#LKQ Corp. 420,574 13,441,545
*Lovesac Co. (The) 42,352 587,422
#*Lucid Group, Inc. 460,980 8,182,395
#Lucky Strike Entertainment
Corp. 50,412 422,453
*M/I Homes, Inc. 42,712 5,347,115
Macy's, Inc. 776,046 15,125,137
*Malibu Boats, Inc., Class A 59,451 1,656,899
Marine Products Corp. 67,262 568,364
*MarineMax, Inc. 61,583 1,525,411
Marriott Vacations Worldwide
Corp. 109,449 7,221,445
*MasterCraft Boat Holdings, Inc. 48,146 965,809
*Mattel, Inc. 854,627 15,708,044
#Matthews International Corp.,
Class A 88,142 2,064,286
Meritage Homes Corp. 87,788 5,930,957
#*Mister Car Wash, Inc. 854,355 4,775,844
*Mobileye Global, Inc., Class A 36,683 482,381
#*Modine Manufacturing Co. 150,855 23,112,495
*Mohawk Industries, Inc. 147,486 16,760,309
Monarch Casino & Resort, Inc. 37,492 3,376,904
Monro, Inc. 85,204 1,248,239
*Motorcar Parts of America, Inc. 56,253 959,676
Movado Group, Inc. 44,171 804,354
Murphy USA, Inc. 38,040 13,625,928
Nathan's Famous, Inc. 11,779 1,246,572
*National Vision Holdings, Inc. 245,968 6,333,676
Newell Brands, Inc. 1,261,460 4,288,964
#*Norwegian Cruise Line
Holdings, Ltd. 858,438 19,246,180
*ODP Corp. (The) 79,356 2,212,445
#*Ollie's Bargain Outlet Holdings,
Inc. 159,167 19,228,965
#OneSpaWorld Holdings, Ltd. 284,365 6,617,174
#*OneWater Marine, Inc. 46,693 725,142
#*Outdoor Holding Co. 21,791 34,866
#Oxford Industries, Inc. 40,766 1,502,227
#Papa John's International, Inc. 96,276 4,891,784
#Patrick Industries, Inc. 102,556 10,703,770
#*Penn Entertainment, Inc. 174,467 2,871,727
Penske Automotive Group, Inc. 19,533 3,126,647
Perdoceo Education Corp. 188,146 5,975,517
*Petco Health & Wellness Co.,
Inc. 644,318 2,048,931
#*PetMed Express, Inc. 53,484 137,454
Phinia, Inc. 120,430 6,251,521

30
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Planet Fitness, Inc., Class A 206,342 $ 18,713,156
#Polaris, Inc. 159,027 10,511,685
#Pool Corp. 11,675 3,117,925
#*Portillo's, Inc., Class A 168,293 900,368
#*Pursuit Attractions and
Hospitality, Inc. 80,337 2,850,357
#PVH Corp. 145,375 11,387,224
#*QuantumScape Corp. 671,541 12,383,216
#RCI Hospitality Holdings, Inc. 20,240 504,178
Red Rock Resorts, Inc., Class A 16,620 886,012
#*Revolve Group, Inc. 114,803 2,539,442
#*RH 45,937 7,923,673
*RideNow Group, Inc., Class B 10,522 35,775
Rocky Brands, Inc. 21,407 603,463
#*Rush Street Interactive, Inc. 70,377 1,193,594
*Sabre Corp. 1,081,894 2,212,473
*Sally Beauty Holdings, Inc. 288,944 4,365,944
#*Savers Value Village, Inc. 186,285 1,715,685
Service Corp. International 82,285 6,871,620
*Shake Shack, Inc., Class A 108,852 10,505,307
#Shoe Carnival, Inc. 78,141 1,432,325
Signet Jewelers, Ltd. 121,398 12,000,192
#*Sleep Number Corp. 58,160 319,880
Smith & Wesson Brands, Inc. 126,233 1,209,943
#*Soho House & Co., Inc. 18,405 163,805
Somnigroup International, Inc. 41,315 3,277,932
Sonic Automotive, Inc., Class A 64,435 4,093,556
*Sonos, Inc. 315,596 5,418,783
*Sportsman's Warehouse
Holdings, Inc. 110,300 272,441
Standard Motor Products, Inc. 62,563 2,322,964
#Steven Madden, Ltd. 208,549 7,071,897
#*Stitch Fix, Inc., Class A 337,310 1,413,329
*Stoneridge, Inc. 75,643 515,129
Strategic Education, Inc. 72,069 5,475,803
*Strattec Security Corp. 11,805 724,355
#*Stride, Inc. 140,274 9,544,243
Sturm Ruger & Co., Inc. 45,762 1,940,766
Superior Group of Cos., Inc. 47,177 440,633
#*Sweetgreen, Inc., Class A 259,921 1,634,903
*Target Hospitality Corp. 107,765 828,713
*Taylor Morrison Home Corp. 292,875 17,358,701
Texas Roadhouse, Inc. 31,071 5,082,594
#Thor Industries, Inc. 151,825 15,842,939
*Tile Shop Holdings, Inc. 102,485 641,556
#*Tilly's, Inc., Class A 59,185 90,553
Toll Brothers, Inc. 43,997 5,937,395
#*TopBuild Corp. 49,034 20,715,884
*Topgolf Callaway Brands Corp. 528,562 4,973,768
Travel + Leisure Co. 182,716 11,470,910
*Tri Pointe Homes, Inc. 275,759 8,782,924
*Udemy, Inc. 40,693 231,747
#*Under Armour, Inc., Class A 533,431 2,459,117
#*Under Armour, Inc., Class C 598,585 2,657,717
*Unifi, Inc. 53,492 238,574
#*United Homes Group, Inc. 4,086 6,170
#*United Parks & Resorts, Inc. 175,372 8,488,005
*Universal Electronics, Inc. 38,534 149,897
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Universal Technical Institute, Inc. 143,114 $ 4,253,348
Upbound Group, Inc. 164,606 3,190,064
*Urban Outfitters, Inc. 265,008 17,122,167
#Vail Resorts, Inc. 93,859 13,922,105
*Valvoline, Inc. 340,979 11,255,717
*Vera Bradley, Inc. 97,832 229,905
#VF Corp. 924,190 12,975,628
#*Victoria's Secret & Co. 241,306 8,506,036
Visteon Corp. 80,986 8,678,460
*Warby Parker, Inc., Class A 184,030 3,605,148
#*Wayfair, Inc., Class A 138,181 14,303,115
#Wendy's Co. (The) 524,540 4,479,572
Weyco Group, Inc. 22,863 655,482
#Whirlpool Corp. 144,597 10,357,483
#Wingstop, Inc. 53,216 11,528,182
Winmark Corp. 9,966 4,017,992
Winnebago Industries, Inc. 79,852 3,011,219
#Wolverine World Wide, Inc. 204,729 4,647,348
#Wyndham Hotels & Resorts, Inc. 194,783 14,302,916
Wynn Resorts, Ltd. 159,357 18,961,889
#*XPEL, Inc. 67,337 2,296,192
*YETI Holdings, Inc. 249,602 8,483,972
*Zumiez, Inc. 50,846 1,100,816
TOTAL CONSUMER
DISCRETIONARY 1,578,385,380
CONSUMER STAPLES — (3.5%)
#Albertsons Cos., Inc., Class A 628,418 11,116,714
Alico, Inc. 22,479 791,486
Andersons, Inc. (The) 111,087 5,144,439
#B&G Foods, Inc. 232,737 930,948
*BellRing Brands, Inc. 342,641 10,323,773
*Boston Beer Co., Inc. (The),
Class A 24,658 5,103,959
*Bridgford Foods Corp. 6,015 47,940
Bunge Global SA 75,533 7,145,422
Calavo Growers, Inc. 50,490 1,121,383
Cal-Maine Foods, Inc. 132,752 11,655,626
#Campbell's Co. (The) 703,833 21,206,488
*Celsius Holdings, Inc. 41,214 2,482,319
*Central Garden & Pet Co. 25,790 790,979
*Central Garden & Pet Co., Class
A 163,323 4,542,013
#*Chefs' Warehouse, Inc. (The) 115,135 6,792,965
Coca-Cola Consolidated, Inc. 115,957 15,118,474
*Coffee Holding Co., Inc. 2,710 11,057
Conagra Brands, Inc. 648,516 11,147,990
*Coty, Inc., Class A 1,204,516 4,781,929
*Darling Ingredients, Inc. 422,739 13,548,785
Dole PLC 303,598 3,867,839
Edgewell Personal Care Co. 171,911 3,333,354
#*elf Beauty, Inc. 95,052 11,609,651
#Energizer Holdings, Inc. 184,812 4,293,183
Flowers Foods, Inc. 609,308 7,269,044
Fresh Del Monte Produce, Inc. 147,768 5,223,599
#*Freshpet, Inc. 138,976 6,839,009
#*Grocery Outlet Holding Corp. 285,048 3,879,503
*Hain Celestial Group, Inc. (The) 118,520 137,483
#*Herbalife, Ltd. 258,929 2,071,432

31
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*HF Foods Group, Inc. 2,308 $ 4,985
*Honest Co., Inc. (The) 324,588 1,106,845
Hormel Foods Corp. 59,457 1,283,677
Ingles Markets, Inc., Class A 40,957 2,830,129
Ingredion, Inc. 176,840 20,409,104
#Interparfums, Inc. 98,517 8,782,791
#J&J Snack Foods Corp. 55,594 4,706,032
J.M. Smucker Co. (The) 88,942 9,209,944
John B. Sanfilippo & Son, Inc. 25,951 1,629,204
*Laird Superfood, Inc. 4,653 23,032
Lamb Weston Holdings, Inc. 305,788 18,876,293
#Lifevantage Corp. 31,854 260,884
#*Lifeway Foods, Inc. 15,795 378,922
Limoneira Co. 52,239 738,137
*Mama's Creations, Inc. 96,809 1,025,207
*Maplebear, Inc. 232,245 8,560,551
Marzetti Co. (The) 77,339 12,125,982
#*Medifast, Inc. 30,106 361,874
MGP Ingredients, Inc. 51,878 1,255,448
*Mission Produce, Inc. 158,154 1,821,934
#Molson Coors Beverage Co.,
Class B 259,114 11,328,464
*National Beverage Corp. 197,587 6,771,307
*Natural Alternatives International,
Inc. 16,917 47,198
Natural Grocers by Vitamin
Cottage, Inc. 60,527 1,942,311
*Nature's Sunshine Products, Inc. 49,257 663,984
Nu Skin Enterprises, Inc., Class A 122,680 1,315,130
Oil-Dri Corp. of America 33,239 1,841,108
#*Olaplex Holdings, Inc. 28,139 29,265
Pilgrim's Pride Corp. 176,373 6,719,811
#*Post Holdings, Inc. 155,536 16,164,857
PriceSmart, Inc. 89,265 10,260,119
Reynolds Consumer Products,
Inc. 511,517 12,501,475
*Rocky Mountain Chocolate
Factory, Inc. 4,755 8,179
Seaboard Corp. 2,358 7,946,413
*Seneca Foods Corp., Class A 18,489 1,993,761
*Seneca Foods Corp., Class B 1,443 158,586
*Simply Good Foods Co. (The) 291,682 5,708,217
#Spectrum Brands Holdings, Inc. 68,841 3,709,153
*Sprouts Farmers Market, Inc. 166,338 13,134,048
#Tootsie Roll Industries, Inc. 109,959 3,880,453
*TreeHouse Foods, Inc. 138,515 2,520,973
Turning Point Brands, Inc. 50,599 4,548,850
*United Natural Foods, Inc. 208,271 7,841,403
United-Guardian, Inc. 10,372 74,367
Universal Corp. 81,466 4,128,697
*USANA Health Sciences, Inc. 52,313 1,106,420
Utz Brands, Inc. 247,439 2,605,533
Village Super Market, Inc., Class
A 29,838 936,018
#*Vita Coco Co., Inc. (The) 148,071 6,097,564
#*Vital Farms, Inc. 117,817 3,870,288
WD-40 Co. 35,244 6,847,204
#Weis Markets, Inc. 80,140 5,076,068
Shares Value†
CONSUMER STAPLES — (Continued)
*Zevia PBC, Class A 18,805 $ 44,380
TOTAL CONSUMER STAPLES 429,541,365
ENERGY — (5.0%)
*Amplify Energy Corp. 107,225 486,801
Antero Midstream Corp. 1,278,582 22,055,539
*Antero Resources Corp. 447,966 13,846,629
#APA Corp. 834,442 18,900,111
Archrock, Inc. 521,895 13,188,287
Ardmore Shipping Corp. 114,445 1,440,863
#Atlas Energy Solutions, Inc. 210,709 2,608,577
Berry Corp. 217,338 732,429
*BKV Corp. 745 17,575
*Bristow Group, Inc. 81,182 3,304,107
Cactus, Inc., Class A 196,938 8,698,751
California Resources Corp. 214,926 10,138,059
#*Centrus Energy Corp., Class A 45,029 16,546,356
Chord Energy Corp. 54,070 4,905,230
Civitas Resources, Inc. 261,453 7,537,690
*Clean Energy Fuels Corp. 639,412 1,828,718
#*CNX Resources Corp. 428,547 14,424,892
#*Comstock Resources, Inc. 755,212 14,160,225
*Comstock, Inc. 22,896 70,978
#Core Laboratories, Inc. 127,775 2,036,733
Core Natural Resources, Inc. 119,204 9,417,116
#Crescent Energy Co., Class A 735,537 6,200,577
*CVR Energy, Inc. 260,007 9,253,649
Delek US Holdings, Inc. 5,779 218,215
DHT Holdings, Inc. 482,775 6,411,252
*DMC Global, Inc. 59,028 475,766
Dorian LPG, Ltd. 122,561 3,535,885
DT Midstream, Inc. 205,071 22,453,224
#Energy Services of America
Corp. 31,225 342,226
Epsilon Energy, Ltd. 59,052 283,450
Evolution Petroleum Corp. 95,836 419,762
Excelerate Energy, Inc., Class A 75,772 1,963,253
*Expro Group Holdings NV 330,359 4,486,275
*Forum Energy Technologies, Inc. 31,758 850,479
FutureFuel Corp. 129,256 507,976
#*Geospace Technologies Corp. 31,717 803,709
*Gran Tierra Energy, Inc. 7,451 25,557
Granite Ridge Resources, Inc. 193,460 1,021,469
#*Green Plains, Inc. 190,212 1,955,379
*Gulf Island Fabrication, Inc. 31,972 249,701
*Gulfport Energy Corp. 51,435 9,567,424
*Helix Energy Solutions Group,
Inc. 421,730 2,834,026
Helmerich & Payne, Inc. 296,486 7,785,722
HF Sinclair Corp. 443,065 22,862,154
#HighPeak Energy, Inc. 31,178 207,334
#*Innovex International, Inc. 162,709 3,265,570
International Seaways, Inc. 151,166 7,744,234
#Kinetik Holdings, Inc. 138,129 5,319,348
#Kodiak Gas Services, Inc. 254,445 9,383,932
#*Kosmos Energy, Ltd. 611,693 960,358
Liberty Energy, Inc. 461,214 8,352,586
#*Lightbridge Corp. 11,391 305,621

32
Dimensional U.S. Small Cap ETF
continued
Shares Value†
ENERGY — (Continued)
#Magnolia Oil & Gas Corp., Class
A 541,743 $ 12,167,548
*Mammoth Energy Services, Inc. 45,550 92,922
Matador Resources Co. 349,021 13,772,369
Mexco Energy Corp. 1,439 13,239
#*MIND Technology, Inc. 2,333 25,686
Murphy Oil Corp. 405,150 11,465,745
#*Nabors Industries, Ltd. 24,673 1,197,134
NACCO Industries, Inc., Class A 16,607 702,144
*National Energy Services
Reunited Corp. 64,699 816,501
Natural Gas Services Group, Inc. 35,875 998,760
*NCS Multistage Holdings, Inc. 1,442 52,921
#*New Fortress Energy, Inc. 170,053 219,368
Noble Corp. PLC 448,785 13,171,840
#Nordic American Tankers, Ltd. 604,566 2,224,803
#Northern Oil & Gas, Inc. 283,858 6,281,778
NOV, Inc. 1,046,760 15,282,696
*Oceaneering International, Inc. 302,577 7,047,018
*Oil States International, Inc. 170,467 1,017,688
Ovintiv, Inc. 445,565 16,713,143
*Par Pacific Holdings, Inc. 131,995 5,277,160
Patterson-UTI Energy, Inc. 1,096,092 6,872,497
PBF Energy, Inc., Class A 339,975 11,616,946
#Peabody Energy Corp. 349,691 9,588,527
Permian Resources Corp. 1,292,689 16,236,174
#*PrimeEnergy Resources Corp. 3,946 533,657
*ProFrac Holding Corp., Class A 15,607 85,370
*ProPetro Holding Corp. 286,740 2,976,361
Range Resources Corp. 655,500 23,303,025
Ranger Energy Services, Inc. 60,400 829,896
*REX American Resources Corp. 103,453 3,313,600
Riley Exploration Permian, Inc. 23,623 614,670
RPC, Inc. 640,121 3,328,629
SandRidge Energy, Inc. 59,923 713,683
Scorpio Tankers, Inc. 150,928 9,312,258
*SEACOR Marine Holdings, Inc. 77,494 492,862
*Seadrill, Ltd. 184,324 5,817,265
#Select Water Solutions, Inc. 302,210 3,493,548
#SFL Corp., Ltd. 420,119 3,134,088
SM Energy Co. 328,502 6,862,407
Smart Sand, Inc. 15,659 33,667
#Solaris Energy Infrastructure,
Inc. 72,178 3,842,035
*Talos Energy, Inc. 496,665 4,872,284
TechnipFMC PLC 153,419 6,343,876
Teekay Corp., Ltd. 243,006 2,337,718
Teekay Tankers, Ltd., Class A 85,386 5,208,546
*TETRA Technologies, Inc. 377,749 2,666,908
#*Tidewater, Inc. 141,211 7,143,864
#*Transocean, Ltd. 3,148,035 12,088,454
#*Uranium Energy Corp. 1,076,955 16,294,329
VAALCO Energy, Inc. 254,269 999,277
#*Valaris, Ltd. 201,539 11,310,369
Viper Energy, Inc., Class A 87,681 3,293,298
#*Vital Energy, Inc. 110,266 1,732,279
#Vitesse Energy, Inc. 99,492 2,163,951
#W&T Offshore, Inc. 9,037 18,978
Shares Value†
ENERGY — (Continued)
Weatherford International PLC 169,290 $ 12,474,980
Western Midstream Partners, LP 34,228 1,282,523
World Kinect Corp. 188,012 4,860,110
TOTAL ENERGY 623,025,151
FINANCIALS — (18.1%)
1st Source Corp. 74,053 4,401,710
*Acacia Research Corp. 222,998 773,803
Acadian Asset Management, Inc. 106,883 5,141,072
ACNB Corp. 19,915 899,760
Affiliated Managers Group, Inc. 85,595 20,368,186
Alerus Financial Corp. 56,401 1,191,189
Ally Financial, Inc. 49,511 1,929,444
*AlTi Global, Inc. 10,135 39,932
Amalgamated Financial Corp. 100,522 2,740,230
*Ambac Financial Group, Inc. 160,996 1,321,777
Amerant Bancorp, Inc. 119,788 2,008,845
American Coastal Insurance
Corp. 87,948 1,041,304
American Financial Group, Inc. 59,469 7,830,878
Ameris Bancorp 200,080 14,329,730
AMERISAFE, Inc. 54,924 2,201,354
AmeriServ Financial, Inc. 40,106 122,323
Ames National Corp. 20,417 425,899
Arrow Financial Corp. 47,293 1,319,002
#Artisan Partners Asset
Management, Inc., Class A 184,413 8,051,472
Associated Banc-Corp. 457,006 11,320,039
Associated Capital Group, Inc.,
Class A 1,556 56,794
Assurant, Inc. 68,800 14,566,336
Assured Guaranty, Ltd. 198,321 15,980,706
Atlantic American Corp. 4,900 13,867
Atlantic Union Bankshares Corp. 402,865 13,101,170
#*Atlanticus Holdings Corp. 39,745 2,190,347
Auburn National Bancorp, Inc. 300 7,782
Axis Capital Holdings, Ltd. 211,212 19,782,116
*Axos Financial, Inc. 164,454 12,824,123
#*B Riley Financial, Inc. 24,955 124,775
#*Baldwin Insurance Group, Inc.
(The) 186,592 4,123,683
Banc of California, Inc. 415,553 7,051,934
#BancFirst Corp. 95,574 10,404,186
*Bancorp, Inc. (The) 143,444 9,376,934
#Bank First Corp. 19,016 2,322,234
Bank of Hawaii Corp. 125,039 8,118,782
Bank of Marin Bancorp 45,172 1,163,179
Bank of NT Butterfield & Son, Ltd.
(The) 128,229 5,931,874
Bank OZK 337,555 15,186,599
Bank7 Corp. 8,760 363,628
#BankFinancial Corp. 36,388 402,087
BankUnited, Inc. 250,907 10,056,353
Bankwell Financial Group, Inc. 20,133 872,766
Banner Corp. 110,643 6,681,731
Bar Harbor Bankshares 42,874 1,257,494
BayCom Corp. 31,013 845,414
BCB Bancorp, Inc. 51,144 406,083
Beacon Financial Corp. 239,220 5,822,615

33
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
BGC Group, Inc., Class A 962,619 $ 8,798,338
*Blue Foundry Bancorp 63,533 523,512
*Blue Ridge Bankshares, Inc. 143,862 644,502
#BOK Financial Corp. 163,830 17,133,341
#*Bowhead Specialty Holdings,
Inc. 17,849 427,662
Bread Financial Holdings, Inc. 163,871 10,266,518
*Bridgewater Bancshares, Inc. 68,009 1,119,428
*Brighthouse Financial, Inc. 187,641 10,708,672
#Burke & Herbert Financial
Services Corp. 10,369 610,319
Business First Bancshares, Inc. 72,202 1,770,393
*BV Financial, Inc. 9,495 154,768
Byline Bancorp, Inc. 124,735 3,335,414
C&F Financial Corp. 8,830 604,060
Cadence Bank 580,170 21,895,616
*California Bancorp 20,343 376,142
*California First Leasing Corp. 265 5,896
Camden National Corp. 46,914 1,789,769
#*Cantaloupe, Inc. 53,430 564,221
Capital Bancorp, Inc. 33,721 937,275
Capital City Bank Group, Inc. 45,355 1,764,309
Capitol Federal Financial, Inc. 370,540 2,238,062
*Carter Bankshares, Inc. 62,967 1,075,476
Cass Information Systems, Inc. 37,836 1,495,657
Cathay General Bancorp 219,100 9,958,095
#CB Financial Services, Inc. 2,633 85,230
Central Pacific Financial Corp. 78,389 2,234,870
CF Bankshares, Inc. 448 10,394
Chemung Financial Corp. 11,965 606,267
ChoiceOne Financial Services,
Inc. 19,078 546,394
Citizens & Northern Corp. 42,139 815,811
Citizens Community Bancorp, Inc. 25,073 392,392
Citizens Financial Services, Inc. 2,729 149,522
#*Citizens, Inc. 48,245 268,725
City Holding Co. 43,628 5,142,869
Civista Bancshares, Inc. 43,986 947,019
CNB Financial Corp. 72,367 1,780,228
CNO Financial Group, Inc. 253,838 10,158,597
*Coastal Financial Corp. 41,571 4,427,311
#Cohen & Steers, Inc. 134,909 9,216,983
Colony Bankcorp, Inc. 44,895 717,871
Columbia Banking System, Inc. 790,680 21,190,224
*Columbia Financial, Inc. 273,979 4,041,190
#Comerica, Inc. 309,074 23,644,161
Commerce Bancshares, Inc. 318,789 16,777,865
Community Financial System, Inc. 164,670 9,135,892
Community Trust Bancorp, Inc. 51,240 2,623,232
Community West Bancshares 49,045 1,038,773
ConnectOne Bancorp, Inc. 136,833 3,292,202
*Consumer Portfolio Services,
Inc. 36,611 307,532
Crawford & Co., Class A 75,318 815,694
Crawford & Co., Class B 55,465 556,869
#*Credit Acceptance Corp. 31,734 14,195,888
#Cullen/Frost Bankers, Inc. 150,762 18,564,833
*Customers Bancorp, Inc. 111,342 7,473,275
Shares Value†
FINANCIALS — (Continued)
CVB Financial Corp. 445,044 $ 8,175,458
*Dave, Inc. 24,943 5,969,359
Diamond Hill Investment Group,
Inc. 8,078 1,036,811
DigitalBridge Group, Inc. 464,789 5,498,454
Dime Community Bancshares,
Inc. 125,882 3,304,402
#Dominari Holdings, Inc. 1,182 6,040
Donegal Group, Inc., Class A 88,325 1,656,094
Donegal Group, Inc., Class B 870 13,259
*Donnelley Financial Solutions,
Inc. 83,930 3,856,583
Eagle Bancorp Montana, Inc. 7,290 118,317
Eagle Bancorp, Inc. 107,543 1,801,345
Eagle Financial Services, Inc. 1,813 65,649
Eastern Bankshares, Inc. 578,838 10,147,030
*eHealth, Inc. 85,741 444,996
Employers Holdings, Inc. 74,479 2,839,884
Enact Holdings, Inc. 230,910 8,248,105
*Encore Capital Group, Inc. 81,189 3,375,839
*Enova International, Inc. 85,936 10,275,368
Enterprise Financial Services
Corp. 113,215 5,929,070
#Equity Bancshares, Inc., Class A 50,033 2,026,837
#Esquire Financial Holdings, Inc. 22,550 2,115,190
Essent Group, Ltd. 303,715 18,396,018
#*Euronet Worldwide, Inc. 119,934 9,098,193
Evercore, Inc. 49,000 14,433,440
EVERTEC, Inc. 175,720 5,002,748
#*EZCORP, Inc., Class A 196,676 3,589,337
F&G Annuities & Life, Inc. 95,558 2,833,295
FactSet Research Systems, Inc. 7,761 2,070,635
Farmers & Merchants Bancorp,
Inc. 19,123 457,040
Farmers National Banc Corp. 98,602 1,279,854
*FB Bancorp, Inc. 6,215 75,326
#FB Financial Corp. 149,363 8,067,096
#Federal Agricultural Mortgage
Corp., Class A 1,115 133,688
Federal Agricultural Mortgage
Corp., Class C 28,723 4,556,617
Federated Hermes, Inc. 250,805 12,159,026
Fidelis Insurance Holdings, Ltd. 277,819 4,995,186
Fidelity D&D Bancorp, Inc. 1,879 82,075
#*Finance Of America Cos., Inc.,
Class A 6,579 144,738
Financial Institutions, Inc. 59,529 1,692,409
Finward Bancorp 211 7,417
#*Finwise Bancorp 2,393 45,922
First American Financial Corp. 279,439 17,467,732
First Bancorp 471,813 9,195,635
#First Bancorp 120,721 5,859,797
First Bancorp, Inc. (The) 31,083 770,548
First Bank 58,145 908,225
First Busey Corp. 258,757 5,785,807
First Business Financial Services,
Inc. 22,582 1,142,875
First Capital, Inc. 631 27,165

34
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Commonwealth Financial
Corp. 304,200 $ 4,651,218
First Community Bankshares, Inc. 50,148 1,621,786
First Community Corp. 10,046 269,333
First Financial Bancorp 349,573 8,183,504
#First Financial Bankshares, Inc. 410,495 12,680,191
First Financial Corp. 32,981 1,758,547
#*First Financial Northwest, Inc. 23,602 28,322
*First Foundation, Inc. 246,232 1,339,502
First Hawaiian, Inc. 407,367 9,992,713
First Horizon Corp. 1,025,185 21,897,952
First Internet Bancorp 25,320 449,177
First Interstate BancSystem, Inc.,
Class A 316,864 9,902,000
First Merchants Corp. 174,224 6,181,468
First Mid Bancshares, Inc. 61,504 2,197,538
First Northwest Bancorp 26,745 242,577
First Savings Financial Group,
Inc. 6,166 182,514
First United Corp. 17,601 607,763
*First Western Financial, Inc. 21,308 492,002
FirstCash Holdings, Inc. 136,451 21,627,483
*FirstSun Capital Bancorp 13,819 470,399
#Five Star Bancorp 32,385 1,149,991
#Flagstar Bank NA 1,121,969 12,812,886
Flushing Financial Corp. 99,116 1,354,916
*Flywire Corp. 344,849 4,593,389
FNB Corp. 1,063,214 16,713,724
Franklin Resources, Inc. 190,678 4,311,230
FS Bancorp, Inc. 20,991 812,142
Fulton Financial Corp. 556,333 9,663,504
FVCBankcorp, Inc. 16,186 197,793
#*GBank Financial Holdings, Inc. 393 14,254
#GCM Grosvenor, Inc., Class A 124,312 1,430,831
*Genworth Financial, Inc. 1,274,686 10,758,350
German American Bancorp, Inc. 98,647 3,801,855
Glacier Bancorp, Inc. 378,953 15,480,230
Globe Life, Inc. 132,695 17,450,719
*GoHealth, Inc., Class A 1,711 6,776
#Goosehead Insurance, Inc.,
Class A 69,370 4,763,638
Great Southern Bancorp, Inc. 33,726 1,878,538
*Green Dot Corp., Class A 158,008 1,834,473
Greene County Bancorp, Inc. 11,673 256,222
*Greenlight Capital Re, Ltd.,
Class A 99,469 1,205,564
*Hagerty, Inc., Class A 28,521 320,006
*Hamilton Insurance Group, Ltd.,
Class B 140,764 3,331,884
#Hamilton Lane, Inc., Class A 103,674 11,814,689
Hancock Whitney Corp. 255,913 14,615,191
Hanmi Financial Corp. 85,703 2,262,559
#Hanover Bancorp, Inc. 596 12,343
Hanover Insurance Group, Inc.
(The) 108,045 18,462,730
HarborOne Bancorp, Inc. 122,038 1,476,660
Hawthorn Bancshares, Inc. 4,645 140,325
HBT Financial, Inc. 53,099 1,295,085
HCI Group, Inc. 39,684 8,095,933
Shares Value†
FINANCIALS — (Continued)
Heritage Commerce Corp. 174,079 $ 1,810,422
Heritage Financial Corp. 96,950 2,151,321
*Heritage Global, Inc. 25,310 37,206
*Heritage Insurance Holdings, Inc. 103,182 2,438,191
Hilltop Holdings, Inc. 150,745 4,869,063
#Hingham Institution For Savings
(The) 3,897 1,146,731
*Hippo Holdings, Inc. 68,609 2,523,439
Home Bancorp, Inc. 20,161 1,071,557
Home BancShares, Inc. 582,563 15,560,258
HomeTrust Bancshares, Inc. 46,243 1,817,812
Hope Bancorp, Inc. 362,858 3,806,380
Horace Mann Educators Corp. 117,090 5,235,094
Horizon Bancorp, Inc. 128,103 1,998,407
Houlihan Lokey, Inc. 32,648 5,846,604
Independent Bank Corp. 149,409 10,053,732
Independent Bank Corp. 57,683 1,743,180
International Bancshares Corp. 179,756 11,932,203
*International Money Express,
Inc. 81,519 1,213,818
Invesco, Ltd. 1,025,461 24,303,426
Investar Holding Corp. 23,835 566,320
Investors Title Co. 5,388 1,393,283
Jack Henry & Associates, Inc. 11,613 1,729,640
Jackson Financial, Inc., Class A 213,568 21,529,790
James River Group Holdings, Ltd. 130,587 665,994
Janus Henderson Group PLC 444,526 19,363,553
Jefferies Financial Group, Inc. 207,211 10,946,957
Kearny Financial Corp. 191,114 1,221,218
#Kemper Corp. 182,329 8,202,982
*Kentucky First Federal Bancorp 3,402 13,642
#*Kestrel Group, Ltd. 7,221 143,265
#Kingstone Cos., Inc. 38,021 554,346
#Kinsale Capital Group, Inc. 28,702 11,465,588
Lake Shore Bancorp, Inc. 457 6,316
Lakeland Financial Corp. 74,570 4,254,218
Landmark Bancorp, Inc. 6,096 156,606
Lazard, Inc. 276,198 13,478,462
LCNB Corp. 23,072 354,386
#*Lemonade, Inc. 38,610 2,319,689
*LendingClub Corp. 378,177 6,576,498
*LendingTree, Inc. 35,484 2,270,976
Lincoln National Corp. 467,279 19,625,718
Live Oak Bancshares, Inc. 132,531 4,127,015
Magyar Bancorp, Inc. 1,254 21,631
MainStreet Bancshares, Inc. 1,302 24,152
MarketAxess Holdings, Inc. 81,941 13,115,476
*Marqeta, Inc., Class A 1,349,588 6,113,634
*Mechanics Bancorp 54,142 724,961
Mercantile Bank Corp. 45,085 1,976,977
Merchants Bancorp 146,297 4,563,003
Mercury General Corp. 160,269 12,388,794
Meridian Corp. 17,745 253,576
Metrocity Bankshares, Inc. 52,827 1,352,899
Metropolitan Bank Holding Corp. 27,600 1,829,052
MGIC Investment Corp. 680,648 18,663,368
Mid Penn Bancorp, Inc. 48,339 1,375,245
Middlefield Banc Corp. 654 21,320

35
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
Midland States Bancorp, Inc. 62,855 $ 920,197
MidWestOne Financial Group,
Inc. 61,009 2,256,723
Moelis & Co., Class A 169,807 10,753,877
Morningstar, Inc. 22,677 4,814,327
MVB Financial Corp. 29,731 760,519
National Bank Holdings Corp.,
Class A 110,304 3,933,441
National Bankshares, Inc. 12,034 344,533
Navient Corp. 285,978 3,497,511
NB BanCorp, Inc. 5,502 99,421
NBT Bancorp, Inc. 156,539 6,335,133
#*NCR Atleos Corp. 198,008 7,306,495
Nelnet, Inc., Class A 67,789 8,748,170
*NerdWallet, Inc., Class A 122,141 1,425,385
*NI Holdings, Inc. 14,665 193,578
#Nicolet Bankshares, Inc. 42,682 5,042,451
*NMI Holdings, Inc. 274,380 9,995,663
Northeast Bank 23,619 2,037,847
Northeast Community Bancorp,
Inc. 27,108 532,401
Northfield Bancorp, Inc. 120,258 1,229,037
Northrim Bancorp, Inc. 63,951 1,405,643
Northwest Bancshares, Inc. 428,294 5,015,323
#Norwood Financial Corp. 10,997 292,630
Oak Valley Bancorp 4,162 113,539
OceanFirst Financial Corp. 165,099 3,001,500
OFG Bancorp 135,140 5,224,512
Ohio Valley Banc Corp. 834 29,190
Old National Bancorp 938,183 19,167,079
Old Republic International Corp. 576,147 22,734,761
Old Second Bancorp, Inc. 134,461 2,413,575
OneMain Holdings, Inc. 328,338 19,434,326
*Onity Group, Inc. 23,919 896,245
OP Bancorp 34,661 462,724
*Open Lending Corp. 224,584 426,710
*Oportun Financial Corp. 110,235 587,553
Oppenheimer Holdings, Inc.,
Class A 18,764 1,308,977
OppFi, Inc. 6,887 67,148
Orange County Bancorp, Inc. 13,050 319,072
Origin Bancorp, Inc. 83,624 2,898,408
Orrstown Financial Services, Inc. 39,359 1,309,868
#*Oscar Health, Inc., Class A 551,212 9,921,816
*Palomar Holdings, Inc. 79,968 9,117,152
Park National Corp. 48,037 7,310,751
Parke Bancorp, Inc. 28,615 618,370
Pathward Financial, Inc. 72,215 4,914,953
*Paymentus Holdings, Inc., Class
A 79,121 2,262,861
*Payoneer Global, Inc. 1,123,836 6,507,010
#*Paysafe, Ltd. 170,442 1,876,566
*Paysign, Inc. 72,367 373,776
PCB Bancorp 27,541 580,289
Peapack-Gladstone Financial
Corp. 51,149 1,294,070
PennyMac Financial Services,
Inc. 154,788 19,473,878
Shares Value†
FINANCIALS — (Continued)
Peoples Bancorp of North
Carolina, Inc. 1,897 $ 55,829
Peoples Bancorp, Inc. 116,254 3,324,864
Peoples Financial Services Corp. 16,073 715,891
#Perella Weinberg Partners 117,373 2,192,528
Pinnacle Financial Partners, Inc. 197,962 16,868,342
Piper Sandler Cos. 48,349 15,435,902
#PJT Partners, Inc., Class A 63,409 10,215,824
Plumas Bancorp 8,358 343,012
*Ponce Financial Group, Inc. 61,745 871,222
Popular, Inc. 179,894 20,052,784
*PRA Group, Inc. 111,991 1,535,397
Preferred Bank/Los Angeles CA 38,810 3,502,602
#Primerica, Inc. 75,755 19,686,452
Primis Financial Corp. 72,674 791,056
Princeton Bancorp, Inc. 6,674 207,428
*Priority Technology Holdings,
Inc. 46,616 324,447
*ProAssurance Corp. 128,934 3,087,969
PROG Holdings, Inc. 129,405 3,743,687
Prosperity Bancshares, Inc. 256,279 16,868,284
*Provident Bancorp, Inc. 23,466 299,191
Provident Financial Holdings, Inc. 14,950 233,519
Provident Financial Services, Inc. 394,296 7,211,674
QCR Holdings, Inc. 61,119 4,546,642
Radian Group, Inc. 384,212 13,040,155
RBB Bancorp 46,856 872,927
Red River Bancshares, Inc. 11,407 753,546
Regional Management Corp. 28,812 1,133,752
*Remitly Global, Inc. 520,782 8,353,343
RenaissanceRe Holdings, Ltd. 16,149 4,103,299
Renasant Corp. 277,166 9,321,093
#*Repay Holdings Corp. 254,035 1,089,810
Republic Bancorp, Inc., Class A 44,313 2,920,227
Richmond Mutual Bancorp, Inc. 3,570 47,588
Riverview Bancorp, Inc. 60,622 314,022
RLI Corp. 273,635 16,133,520
#*Root, Inc., Class A 21,260 1,711,855
S&T Bancorp, Inc. 111,274 4,077,079
Safety Insurance Group, Inc. 42,826 2,943,431
SB Financial Group, Inc. 333 6,513
Seacoast Banking Corp. of
Florida 245,162 7,428,409
*Security National Financial
Corp., Class A 24,484 195,137
SEI Investments Co. 217,406 17,525,098
Selective Insurance Group, Inc. 177,005 13,335,557
*Selectquote, Inc. 495,838 1,031,343
ServisFirst Bancshares, Inc. 153,980 10,820,175
#*Sezzle, Inc. 34,287 2,247,513
#*Shift4 Payments, Inc., Class A 148,776 10,280,422
Shore Bancshares, Inc. 89,290 1,393,817
*Siebert Financial Corp. 5,437 15,278
Sierra Bancorp 38,375 1,104,432
Silvercrest Asset Management
Group, Inc., Class A 26,023 367,965
Simmons First National Corp.,
Class A 460,998 8,012,145
*SiriusPoint, Ltd. 413,959 7,534,054

36
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Skyward Specialty Insurance
Group, Inc. 123,284 $ 5,620,518
#SLM Corp. 621,972 16,699,948
SmartFinancial, Inc. 45,902 1,605,193
South Plains Financial, Inc. 35,163 1,283,449
*Southern First Bancshares, Inc. 21,433 939,623
Southern Missouri Bancorp, Inc. 30,452 1,596,903
Southside Bancshares, Inc. 84,140 2,366,017
SOUTHSTATE BANK Corp. 270,694 23,997,023
SR Bancorp, Inc. 3,903 57,452
Stellar Bancorp, Inc. 143,765 4,231,004
*Sterling Bancorp, Inc. 10,642 –
Stewart Information Services
Corp. 83,288 5,686,072
Stifel Financial Corp. 173,518 20,549,737
Stock Yards Bancorp, Inc. 86,470 5,622,279
#*StoneX Group, Inc. 141,946 13,047,676
Summit State Bank 1,100 12,067
SWK Holdings Corp. 357 5,780
Synovus Financial Corp. 373,964 16,693,753
*Texas Capital Bancshares, Inc. 130,524 10,943,132
TFS Financial Corp. 349,487 4,648,177
*Third Coast Bancshares, Inc. 23,196 852,453
Timberland Bancorp, Inc. 21,242 682,293
Tiptree, Inc. 104,770 1,855,477
Tompkins Financial Corp. 40,038 2,540,811
Towne Bank 307,400 9,993,574
TriCo Bancshares 88,519 3,915,195
*Triumph Financial, Inc. 67,186 3,658,950
#*Trupanion, Inc. 104,267 4,169,637
TrustCo Bank Corp. 53,714 2,025,555
Trustmark Corp. 178,861 6,657,206
UMB Financial Corp. 208,120 22,243,866
*<Unico American Corp. 4,300 129
Union Bankshares, Inc. 388 8,854
United Bancshares, Inc. 110 3,857
United Bankshares, Inc. 426,438 15,262,216
United Community Banks, Inc. 323,338 9,441,470
United Fire Group, Inc. 68,510 2,071,057
United Security Bancshares 36,084 330,710
Unity Bancorp, Inc. 27,534 1,250,319
Universal Insurance Holdings, Inc. 81,720 2,518,610
Univest Financial Corp. 81,382 2,389,376
#*Upstart Holdings, Inc. 1,401 66,576
US Global Investors, Inc., Class A 5,500 13,695
USCB Financial Holdings, Inc. 18,839 325,161
Valley National Bancorp 1,605,512 17,451,915
Value Line, Inc. 4,121 151,076
*Velocity Financial, Inc. 27,545 512,888
Victory Capital Holdings, Inc.,
Class A 199,594 12,428,718
Virginia National Bankshares
Corp. 1,416 56,328
Virtu Financial, Inc., Class A 233,964 8,151,306
Virtus Investment Partners, Inc. 21,820 3,552,732
Voya Financial, Inc. 224,496 16,715,972
WaFd, Inc. 266,269 7,729,789
Walker & Dunlop, Inc. 108,411 8,664,207
Shares Value†
FINANCIALS — (Continued)
Washington Trust Bancorp, Inc. 56,840 $ 1,548,322
Waterstone Financial, Inc. 62,320 953,496
Webster Financial Corp. 344,599 19,655,927
WesBanco, Inc. 288,895 8,695,739
West Bancorp, Inc. 44,790 952,683
Westamerica Bancorp 78,870 3,758,156
#Western Alliance Bancorp 253,993 19,646,359
Western New England Bancorp,
Inc. 59,661 678,346
#Western Union Co. (The) 932,529 8,700,496
Westwood Holdings Group, Inc. 22,063 369,555
#*WEX, Inc. 91,725 13,380,843
White Mountains Insurance
Group, Ltd. 7,047 13,421,434
Wintrust Financial Corp. 188,957 24,568,189
#WisdomTree, Inc. 416,078 4,976,293
*World Acceptance Corp. 15,978 2,036,716
WSFS Financial Corp. 189,264 9,858,762
WVS Financial Corp. 700 8,778
Zions Bancorp NA 353,012 18,395,455
TOTAL FINANCIALS 2,249,793,211
HEALTH CARE — (10.1%)
*10X Genomics, Inc., Class A 265,624 3,623,111
*4D Molecular Therapeutics, Inc. 15,603 179,434
#*AbSci Corp. 141,137 604,066
*AC Immune SA 8,500 28,730
#*Acadia Healthcare Co., Inc. 218,118 4,689,537
*ACADIA Pharmaceuticals, Inc. 350,133 7,948,019
*Accuray, Inc. 39,709 55,990
Acme United Corp. 9,198 349,616
*AdaptHealth Corp. 373,545 3,358,170
*Adaptive Biotechnologies Corp. 257,589 4,471,745
*Addus HomeCare Corp. 52,100 6,089,969
*ADMA Biologics, Inc. 631,050 9,768,654
#*Adverum Biotechnologies, Inc. 42,977 184,801
*Agios Pharmaceuticals, Inc. 105,034 4,541,670
#*Akebia Therapeutics, Inc. 310,543 686,300
*Akero Therapeutics, Inc. 142,316 7,713,527
#*Aldeyra Therapeutics, Inc. 95,142 482,370
*Alector, Inc. 35,306 51,900
*Align Technology, Inc. 78,739 10,856,533
*Alkermes PLC 462,544 14,200,101
#*Allogene Therapeutics, Inc. 242,943 301,249
#*Alpha Teknova, Inc. 1,717 9,014
#*Altimmune, Inc. 60,381 244,543
*American Well Corp., Class A 14,239 74,328
*AMN Healthcare Services, Inc. 88,270 1,738,036
*Amneal Pharmaceuticals, Inc. 988,383 10,694,304
*Amphastar Pharmaceuticals, Inc. 131,210 3,345,855
*Amylyx Pharmaceuticals, Inc. 41,617 579,725
*AngioDynamics, Inc. 119,969 1,443,227
#*ANI Pharmaceuticals, Inc. 56,944 5,159,126
*Anika Therapeutics, Inc. 38,777 378,076
#*Annexon, Inc. 123,290 389,596
#*Arcturus Therapeutics Holdings,
Inc. 84,215 839,624
*Arcus Biosciences, Inc. 276,409 5,450,785
*Arrowhead Pharmaceuticals, Inc. 105,183 4,458,707

37
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*ARS Pharmaceuticals, Inc. 83,389 $ 747,165
*Artivion, Inc. 124,075 5,629,283
*Arvinas, Inc. 152,575 1,547,110
#*Astrana Health, Inc. 142,874 4,459,098
#*Astria Therapeutics, Inc. 21,620 273,061
*Atea Pharmaceuticals, Inc. 231,397 752,040
*AtriCure, Inc. 130,696 4,515,547
#*Aura Biosciences, Inc. 91,340 559,914
#*Avalo Therapeutics, Inc. 1,244 22,429
*Avanos Medical, Inc. 127,473 1,416,225
#*Avantor, Inc. 644,837 7,621,973
*Aveanna Healthcare Holdings,
Inc. 97,261 880,212
*Avidity Biosciences, Inc. 92,007 6,426,689
*Axogen, Inc. 120,996 2,688,531
*Aytu BioPharma, Inc. 4,402 9,993
*Azenta, Inc. 133,757 4,039,461
#Baxter International, Inc. 113,612 2,098,414
#*Beam Therapeutics, Inc. 284,757 7,121,773
*BioCryst Pharmaceuticals, Inc. 24,404 178,637
*BioLife Solutions, Inc. 125,882 3,508,331
*BioMarin Pharmaceutical, Inc. 290,159 15,543,818
*Bio-Rad Laboratories, Inc., Class
A 51,851 16,568,987
*Biote Corp., Class A 93,419 268,113
#Bio-Techne Corp. 242,781 15,190,807
#*Bioventus, Inc., Class A 136,733 895,601
*Black Diamond Therapeutics,
Inc. 48,369 187,188
#*BrightSpring Health Services,
Inc. 387,436 12,804,760
*Brookdale Senior Living, Inc. 625,408 5,797,532
#Bruker Corp. 280,539 10,924,189
#*Butterfly Network, Inc. 249,910 672,258
*C4 Therapeutics, Inc. 113,581 296,446
#*Cardiff Oncology, Inc. 19,056 44,782
*CareDx, Inc. 145,064 2,175,960
#*Caribou Biosciences, Inc. 157,662 381,542
*Castle Biosciences, Inc. 82,087 2,093,218
*Catalyst Pharmaceuticals, Inc. 348,094 7,403,959
#*Celldex Therapeutics, Inc. 118,976 3,180,228
*Cellectar Biosciences, Inc. 4,602 15,601
#*Certara, Inc. 455,655 5,299,268
#*CG oncology, Inc. 84,934 3,675,094
*Charles River Laboratories
International, Inc. 132,180 23,801,653
Chemed Corp. 30,870 13,314,231
#*Clover Health Investments
Corp. 199,412 703,924
#*Codexis, Inc. 109,719 260,034
*Collegium Pharmaceutical, Inc. 103,144 3,713,184
*Community Health Systems, Inc. 382,254 1,483,146
*Compass Therapeutics, Inc. 7,042 26,337
Concentra Group Holdings
Parent, Inc. 289,980 5,776,402
CONMED Corp. 89,750 3,949,000
*Corbus Pharmaceuticals
Holdings, Inc. 1,320 16,038
#*Corcept Therapeutics, Inc. 277,768 20,407,615
Shares Value†
HEALTH CARE — (Continued)
*CorVel Corp. 147,513 $ 10,908,586
*Coya Therapeutics, Inc. 3,665 23,163
#*Crinetics Pharmaceuticals, Inc. 94,486 4,110,141
*Cross Country Healthcare, Inc. 79,252 971,630
*CryoPort, Inc. 143,567 1,326,559
*Cullinan Therapeutics, Inc. 144,434 1,250,798
*Cumberland Pharmaceuticals,
Inc. 18,699 55,910
*CVRx, Inc. 9,774 99,597
*Cytek Biosciences, Inc. 377,415 1,471,918
#*CytomX Therapeutics, Inc. 28,662 102,323
*DarioHealth Corp. 51 713
#*DaVita, Inc. 93,653 11,146,580
#*Day One Biopharmaceuticals,
Inc. 215,419 1,602,717
*Definitive Healthcare Corp. 296,674 821,787
*Denali Therapeutics, Inc. 401,725 6,540,083
DENTSPLY SIRONA, Inc. 576,646 7,271,506
*Design Therapeutics, Inc. 30,984 207,593
*Dianthus Therapeutics, Inc. 985 34,455
*Disc Medicine, Inc. 34,862 3,005,802
#*DocGo, Inc. 46,024 50,166
*Doximity, Inc., Class A 138,913 9,168,258
#*Dynavax Technologies Corp. 339,869 3,487,056
*Edgewise Therapeutics, Inc. 151,140 2,762,839
*Editas Medicine, Inc. 12,975 39,963
#*Elanco Animal Health, Inc. 1,291,327 28,602,893
*Electromed, Inc. 20,991 505,043
#*Eledon Pharmaceuticals, Inc. 5,844 25,246
Embecta Corp. 144,033 1,921,400
#*Emergent BioSolutions, Inc. 150,205 1,874,558
*Enanta Pharmaceuticals, Inc. 63,115 691,740
Encompass Health Corp. 130,865 14,898,980
*Enhabit, Inc. 149,499 1,215,427
#*Enliven Therapeutics, Inc. 50,675 1,186,809
#*Enovis Corp. 163,887 5,119,830
Ensign Group, Inc. (The) 163,046 29,364,585
*Entrada Therapeutics, Inc. 23,821 165,556
*Envista Holdings Corp. 478,332 9,734,056
#*Erasca, Inc. 187,004 452,550
*Evolent Health, Inc., Class A 296,688 1,978,909
*Exact Sciences Corp. 335,901 21,729,436
*Exelixis, Inc. 524,683 20,289,492
#*EyePoint Pharmaceuticals, Inc. 35,315 462,273
*Fate Therapeutics, Inc. 157,968 213,257
*FONAR Corp. 17,142 257,816
*Fortrea Holdings, Inc. 13,199 138,062
*Fulcrum Therapeutics, Inc. 159,706 1,397,427
#*Fulgent Genetics, Inc. 95,188 2,136,971
*GeneDx Holdings Corp. 5,257 719,736
*Ginkgo Bioworks Holdings, Inc. 1,954 25,382
*Glaukos Corp. 14,631 1,288,552
*Globus Medical, Inc. 184,663 11,151,799
*GoodRx Holdings, Inc., Class A 278,532 938,653
*Gyre Therapeutics, Inc. 320 2,480
*Haemonetics Corp. 138,726 6,937,687
*Halozyme Therapeutics, Inc. 316,248 20,616,207

38
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Harmony Biosciences Holdings,
Inc. 164,831 $ 4,709,222
#*Harrow, Inc. 32,591 1,230,962
*Health Catalyst, Inc. 173,792 561,348
*HealthEquity, Inc. 226,752 21,446,204
HealthStream, Inc. 84,994 2,090,852
#*Henry Schein, Inc. 326,497 20,634,610
#*Hims & Hers Health, Inc. 248,803 11,310,584
*ICU Medical, Inc. 69,955 8,400,896
*Ideaya Biosciences, Inc. 212,874 6,782,166
#*Immunome, Inc. 38,822 623,870
#*Immunovant, Inc. 35,856 884,926
*InfuSystem Holdings, Inc. 55,399 573,934
*Innoviva, Inc. 191,321 3,482,042
*Inogen, Inc. 77,528 638,831
#*Inspire Medical Systems, Inc. 69,521 5,011,074
#*Instil Bio, Inc. 6,653 117,359
*Integer Holdings Corp. 102,417 6,613,066
*Integra LifeSciences Holdings
Corp. 218,537 2,624,629
#*Intellia Therapeutics, Inc. 264,501 3,338,003
#*Iovance Biotherapeutics, Inc. 771,534 1,519,922
iRadimed Corp. 31,969 2,455,539
*Janux Therapeutics, Inc. 60,047 1,723,949
#*Jasper Therapeutics, Inc. 6,236 14,218
#*Jazz Pharmaceuticals PLC 165,835 22,825,529
*Joint Corp. (The) 15,874 125,246
*Kewaunee Scientific Corp. 8,203 343,049
#*Kezar Life Sciences, Inc. 5,111 31,739
*Kiniksa Pharmaceuticals
International PLC 69,661 2,578,154
*Kodiak Sciences, Inc. 82,372 1,492,992
*Korro Bio, Inc. 1,879 76,870
*Krystal Biotech, Inc. 77,189 15,245,599
*Kura Oncology, Inc. 204,075 2,095,850
#*Kymera Therapeutics, Inc. 143,845 8,895,375
*Kyverna Therapeutics, Inc. 2,931 20,429
#*Lantheus Holdings, Inc. 180,254 10,398,853
*Larimar Therapeutics, Inc. 98,422 382,862
LeMaitre Vascular, Inc. 63,013 5,457,556
*LENSAR, Inc. 20,928 257,414
#*LENZ Therapeutics, Inc. 3,961 117,721
#*Lexeo Therapeutics, Inc. 128,663 1,287,917
*LifeStance Health Group, Inc. 1,099,003 5,385,115
#*Ligand Pharmaceuticals, Inc. 54,415 10,410,134
*Lisata Therapeutics, Inc. 2,614 7,293
*LivaNova PLC 157,771 8,303,488
#*Lyra Therapeutics, Inc. 2,111 12,265
*MacroGenics, Inc. 25,696 42,655
*MannKind Corp. 841,196 4,702,286
#*Maravai LifeSciences Holdings,
Inc., Class A 167,665 526,468
#*Masimo Corp. 40,584 5,708,140
*MaxCyte, Inc. 202,456 311,782
*Medpace Holdings, Inc. 42,440 24,823,580
*Merit Medical Systems, Inc. 172,175 15,072,199
Mesa Laboratories, Inc. 13,835 994,598
*MiMedx Group, Inc. 387,057 2,960,986
Shares Value†
HEALTH CARE — (Continued)
*Mineralys Therapeutics, Inc. 49,031 $ 2,003,407
*Molina Healthcare, Inc. 46,990 7,192,289
#*Monte Rosa Therapeutics, Inc. 64,960 834,736
*Myriad Genetics, Inc. 236,160 1,898,726
National HealthCare Corp. 43,244 5,165,063
National Research Corp. 58,589 782,749
*Neogen Corp. 589,597 3,637,813
*NeoGenomics, Inc. 383,681 3,748,563
*Neurocrine Biosciences, Inc. 6,286 900,218
*Neurogene, Inc. 733 25,113
*Nexgel, Inc. 144 357
*Niagen Bioscience, Inc. 102,041 769,389
*Nkarta, Inc. 29,178 61,566
#*Novavax, Inc. 2,886 24,242
*Novocure, Ltd. 57,054 730,862
#*Nurix Therapeutics, Inc. 73,349 949,136
#*Nutex Health, Inc. 1,707 210,063
#*Nuvation Bio, Inc. 449,200 2,344,824
*Olema Pharmaceuticals, Inc. 189,965 1,703,986
#*OmniAb, Inc. 193,231 299,508
*Omnicell, Inc. 133,110 4,468,503
*OptimizeRx Corp. 51,953 1,064,517
*Option Care Health, Inc. 463,174 12,056,419
#*Oramed Pharmaceuticals, Inc. 6,536 15,621
*OraSure Technologies, Inc. 216,548 593,342
*Organogenesis Holdings, Inc. 363,736 1,545,878
Organon & Co. 651,381 4,396,822
#*ORIC Pharmaceuticals, Inc. 128,426 1,690,086
*Orthofix Medical, Inc. 128,100 1,977,864
*OrthoPediatrics Corp. 73,964 1,245,554
*Outset Medical, Inc. 10,457 137,196
*Owens & Minor, Inc. 204,002 809,888
*Pacira BioSciences, Inc. 141,599 3,027,387
#*<PDL BioPharma, Inc. 320,345 134,545
*Pediatrix Medical Group, Inc. 249,444 4,233,065
*Pennant Group, Inc. (The) 95,829 2,369,851
*Penumbra, Inc. 54,280 12,341,644
Perrigo Co. PLC 395,753 8,207,917
#*Personalis, Inc. 194,676 1,876,677
Phibro Animal Health Corp.,
Class A 53,572 2,253,238
*Phreesia, Inc. 20,478 463,622
#*Praxis Precision Medicines, Inc. 12,964 2,576,725
*Precision BioSciences, Inc. 4,180 34,109
#Premier, Inc., Class A 238,278 6,700,377
*Prestige Consumer Healthcare,
Inc. 146,751 8,893,111
*Privia Health Group, Inc. 320,406 7,785,866
*Pro-Dex, Inc. 7,615 275,968
*Progyny, Inc. 228,492 4,275,085
*Protagonist Therapeutics, Inc. 40,537 3,187,019
*Protara Therapeutics, Inc. 12,406 64,263
*Prothena Corp. PLC 126,348 1,358,241
*PTC Therapeutics, Inc. 143,121 9,776,596
*Pulmonx Corp. 54,794 109,588
*Puma Biotechnology, Inc. 137,294 700,199
*Q/C Technologies, Inc. 5,569 21,998
#*Quanterix Corp. 91,095 486,447

39
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*QuidelOrtho Corp. 194,880 $ 5,259,811
*Quipt Home Medical Corp. 8,320 20,384
*RadNet, Inc. 211,527 16,073,937
#*Rafael Holdings, Inc., Class B 27,736 37,721
*Rapport Therapeutics, Inc. 1,932 55,893
#*Recursion Pharmaceuticals,
Inc., Class A 1,277 7,049
*REGENXBIO, Inc. 145,880 1,862,888
#*Relay Therapeutics, Inc. 344,735 2,461,408
*Repligen Corp. 114,698 17,096,884
#*Replimune Group, Inc. 211,328 2,056,221
*Revolution Medicines, Inc. 230,775 13,578,801
#Revvity, Inc. 107,915 10,099,765
*Rezolute, Inc. 17,729 165,234
*Rigel Pharmaceuticals, Inc. 27,813 878,335
*Rocket Pharmaceuticals, Inc. 102,477 386,338
*Roivant Sciences, Ltd. 1,697,145 33,925,929
*RxSight, Inc. 84,479 742,570
*Sagimet Biosciences, Inc., Class
A 4,537 38,655
#*Sana Biotechnology, Inc. 14,569 72,117
*Sanara Medtech, Inc. 5,259 154,089
*Sarepta Therapeutics, Inc. 87,059 2,090,287
*Savara, Inc. 137,748 571,654
#*Schrodinger, Inc. 134,409 2,827,965
*Seer, Inc. 5,831 12,887
Select Medical Holdings Corp. 379,659 5,250,684
#*Semler Scientific, Inc. 7,473 197,736
#*Sensus Healthcare, Inc. 51,651 164,767
*SI-BONE, Inc. 77,404 1,147,901
#SIGA Technologies, Inc. 196,298 1,625,347
*Sight Sciences, Inc. 41,352 209,241
#*Simulations Plus, Inc. 51,510 884,942
*Solid Biosciences, Inc. 144,989 781,491
*Sonida Senior Living, Inc. 1,534 39,731
*Sotera Health Co. 711,301 11,807,597
#*Spero Therapeutics, Inc. 15,934 38,720
#*Spyre Therapeutics, Inc. 13,695 334,980
#*STAAR Surgical Co. 124,320 3,216,158
#*Stoke Therapeutics, Inc. 117,514 3,530,121
*Strata Critical Medical, Inc. 246,999 1,242,405
*Supernus Pharmaceuticals, Inc. 164,445 9,065,853
#*Surgery Partners, Inc. 370,089 8,116,052
*Surmodics, Inc. 36,211 993,449
*Syndax Pharmaceuticals, Inc. 6,397 87,639
*Tactile Systems Technology, Inc. 64,045 965,158
*Talkspace, Inc. 381,691 1,232,862
#*Tango Therapeutics, Inc. 74,581 604,852
#*Tarsus Pharmaceuticals, Inc. 33,466 2,302,795
*Taysha Gene Therapies, Inc. 20,086 99,627
#*Tectonic Therapeutic, Inc. 7,996 145,927
*Teladoc Health, Inc. 500,329 4,317,839
Teleflex, Inc. 96,723 12,039,112
#*Terns Pharmaceuticals, Inc. 258,353 2,133,996
#*Theravance Biopharma, Inc. 129,176 1,893,720
*Third Harmonic Bio, Inc. 16,060 482
#*TransMedics Group, Inc. 77,226 10,158,308
*Treace Medical Concepts, Inc. 25,529 163,130
Shares Value†
HEALTH CARE — (Continued)
*Trevi Therapeutics, Inc. 9,147 $ 106,654
#*TruBridge, Inc. 36,534 702,183
#*Twist Bioscience Corp. 128,087 4,212,781
*Tyra Biosciences, Inc. 7,978 126,372
#*UFP Technologies, Inc. 20,688 3,985,336
Universal Health Services, Inc.,
Class B 19,796 4,295,930
#US Physical Therapy, Inc. 41,882 3,613,160
Utah Medical Products, Inc. 9,627 559,329
*Vanda Pharmaceuticals, Inc. 170,196 740,353
*Varex Imaging Corp. 130,680 1,527,649
#*Ventyx Biosciences, Inc. 53,816 459,050
#*Vera Therapeutics, Inc. 85,103 2,422,031
*Veracyte, Inc. 229,799 8,291,148
#*Vericel Corp. 132,002 4,627,990
Viatris, Inc. 1,132,121 11,728,774
*Vicarious Surgical, Inc. 7 37
*Viking Therapeutics, Inc. 42,900 1,633,632
*Vir Biotechnology, Inc. 403,859 2,407,000
#*Viridian Therapeutics, Inc. 81,053 1,915,282
*Vistagen Therapeutics, Inc. 2,658 10,473
*Voyager Therapeutics, Inc. 109,924 513,345
*Waystar Holding Corp. 149,665 5,365,490
*Xencor, Inc. 181,974 2,676,838
*XOMA Royalty Corp. 2,673 88,156
*Zymeworks, Inc. 190,610 3,637,792
TOTAL HEALTH CARE 1,261,896,611
INDUSTRIALS — (19.8%)
#*3D Systems Corp. 370,914 1,060,814
A.O. Smith Corp. 210,503 13,891,093
#AAON, Inc. 202,275 19,901,837
*AAR Corp. 114,329 9,627,645
ABM Industries, Inc. 187,849 8,077,507
ACCO Brands Corp. 259,501 975,724
Acuity, Inc. 80,114 29,245,616
*ACV Auctions, Inc., Class A 372,289 3,376,661
#Advanced Drainage Systems,
Inc. 144,924 20,296,606
Aebi Schmidt Holding AG 93,691 1,044,655
*AerSale Corp. 107,090 794,608
AGCO Corp. 173,785 17,927,661
*AgEagle Aerial Systems, Inc. 2,015 3,849
*Air Industries Group 4,635 15,156
Air Lease Corp. 248,630 15,877,512
Alamo Group, Inc. 36,277 6,483,425
*Alaska Air Group, Inc. 331,340 13,826,818
Albany International Corp. 83,989 4,752,098
Alight, Inc., Class A 1,475,872 4,250,511
*Allegiant Travel Co. 57,365 3,566,956
Allient, Inc. 44,564 2,436,759
Allison Transmission Holdings,
Inc. 218,758 18,058,473
Alta Equipment Group, Inc. 84,089 514,625
*Amentum Holdings, Inc. 29,691 665,375
*Ameresco, Inc., Class A 87,688 3,465,430
#*American Airlines Group, Inc. 1,321,733 17,354,354
*American Superconductor Corp. 61,126 3,620,493
*American Woodmark Corp. 42,881 2,732,806

40
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*API Group Corp. 389,118 $ 14,327,325
Apogee Enterprises, Inc. 64,030 2,344,138
Applied Industrial Technologies,
Inc. 99,731 25,639,843
ArcBest Corp. 66,313 4,928,382
Arcosa, Inc. 136,287 13,901,274
Argan, Inc. 37,498 11,482,263
Armstrong World Industries, Inc. 123,793 23,573,901
Astec Industries, Inc. 63,273 2,944,093
#*Astronics Corp. 83,816 4,122,071
*Astronics Corp., Class B 8,090 398,109
*Asure Software, Inc. 65,729 581,702
*ATI, Inc. 246,146 24,361,070
Atkore, Inc. 97,254 6,734,839
Atmus Filtration Technologies,
Inc. 212,643 9,671,004
#*Avis Budget Group, Inc. 41,420 5,636,019
#AZZ, Inc. 92,669 9,253,000
Barrett Business Services, Inc. 74,440 3,012,587
#BGSF, Inc. 12,374 41,453
#*BlackSky Technology, Inc. 423 8,934
*Bloom Energy Corp., Class A 111,595 14,748,395
#*Blue Bird Corp. 85,466 4,269,881
*BlueLinx Holdings, Inc. 23,770 1,555,509
Boise Cascade Co. 107,008 7,542,994
*Bowman Consulting Group, Ltd. 32,137 1,391,211
Brady Corp., Class A 114,174 8,666,948
*BrightView Holdings, Inc. 282,545 3,480,954
Brink's Co. (The) 115,313 12,818,193
BWX Technologies, Inc. 64,675 13,815,227
#*Byrna Technologies, Inc. 47,158 954,949
*CACI International, Inc., Class A 42,581 23,941,167
#*Cadeler A/S, ADR 17,435 323,071
#Cadre Holdings, Inc. 104,527 4,438,216
Carpenter Technology Corp. 104,651 33,059,251
*Casella Waste Systems, Inc. 173,511 15,367,869
#*CBIZ, Inc. 82,644 4,545,420
*CECO Environmental Corp. 109,539 5,355,362
*Centuri Holdings, Inc. 105,299 2,125,987
#*Chart Industries, Inc. 106,864 21,332,192
Chicago Rivet & Machine Co. 498 4,606
*Cimpress PLC 66,051 4,571,390
#Civeo Corp. 34,047 707,497
#*Clarivate PLC 1,936,255 6,583,267
Columbus McKinnon Corp. 71,810 1,165,476
*Commercial Vehicle Group, Inc. 25,542 38,824
CompX International, Inc. 3,053 68,662
#Concentrix Corp. 163,199 6,578,552
Concrete Pumping Holdings, Inc. 82,795 529,060
*Conduent, Inc. 470,076 1,118,781
#*Construction Partners, Inc.,
Class A 71,600 8,187,460
Copa Holdings SA, Class A 87,249 10,924,447
*Core & Main, Inc., Class A 207,449 10,824,689
*Costamare Bulkers Holdings,
Ltd. 70,270 909,294
Costamare, Inc. 334,258 4,084,633
Covenant Logistics Group, Inc. 60,045 1,211,108
Shares Value†
INDUSTRIALS — (Continued)
CRA International, Inc. 19,004 $ 3,620,072
Crane Co. 128,596 24,433,240
CSG Systems International, Inc. 77,611 6,074,613
#CSW Industrials, Inc. 45,206 11,320,486
*Custom Truck One Source, Inc. 285,006 1,678,685
#*Dayforce, Inc. 253,382 17,417,479
#Deluxe Corp. 153,379 2,777,694
*Distribution Solutions Group, Inc. 72,352 1,978,104
*DLH Holdings Corp. 15,103 93,941
*DNOW, Inc. 309,028 4,542,712
Donaldson Co., Inc. 223,962 18,868,798
Douglas Dynamics, Inc. 63,266 1,912,531
#*Ducommun, Inc. 42,808 3,927,634
*DXP Enterprises, Inc. 45,500 5,444,075
*Dycom Industries, Inc. 75,951 21,857,938
Eastern Co. (The) 14,905 318,222
*Energy Recovery, Inc. 143,226 2,450,597
Enerpac Tool Group Corp. 153,599 6,303,703
EnerSys 112,511 14,194,388
Ennis, Inc. 74,278 1,218,159
#*Enovix Corp. 6,881 82,503
Enpro, Inc. 58,782 13,638,012
#*Enviri Corp. 229,538 2,802,659
ESAB Corp. 153,733 17,959,089
ESCO Technologies, Inc. 72,680 15,951,080
Espey Mfg. & Electronics Corp. 7,072 265,271
*Everus Construction Group, Inc. 141,240 12,837,304
EVI Industries, Inc. 1,851 49,866
*Exlservice Holdings, Inc. 462,810 18,095,871
Exponent, Inc. 143,248 10,143,391
Federal Signal Corp. 172,294 20,335,861
#*First Advantage Corp. 447,599 5,653,175
Flowserve Corp. 336,479 22,964,692
#*Fluence Energy, Inc. 245,026 5,145,546
*Fluor Corp. 407,105 19,854,511
*Forrester Research, Inc. 54,015 385,127
#Fortune Brands Innovations, Inc. 273,212 13,879,170
*Forward Air Corp. 3,852 72,456
*Franklin Covey Co. 34,461 585,148
Franklin Electric Co., Inc. 130,514 12,368,812
*FreightCar America, Inc. 14,416 128,158
#*Frontier Group Holdings, Inc. 490,534 1,893,461
FTAI Aviation, Ltd. 743 128,465
#FTAI Infrastructure, Inc. 217,200 1,159,848
*FTC Solar, Inc. 930 8,203
*FTI Consulting, Inc. 100,086 16,515,191
*Fuel Tech, Inc. 12,584 31,208
*Gates Industrial Corp. PLC 748,073 16,517,452
GATX Corp. 110,684 17,360,785
#Genco Shipping & Trading, Ltd. 120,808 2,058,568
*Gencor Industries, Inc. 35,395 481,018
*Generac Holdings, Inc. 116,196 19,523,252
Genpact, Ltd. 408,217 15,573,479
*Gibraltar Industries, Inc. 84,850 5,293,791
Global Industrial Co. 101,852 2,894,634
Gorman-Rupp Co. (The) 66,998 3,012,900
*Graham Corp. 30,004 1,868,949
#Granite Construction, Inc. 123,901 12,750,652

41
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Great Lakes Dredge & Dock
Corp. 200,759 $ 2,278,615
Greenbrier Cos., Inc. (The) 91,474 3,820,869
Griffon Corp. 121,796 9,014,122
#*GXO Logistics, Inc. 328,623 18,471,899
*Hayward Holdings, Inc. 683,482 11,598,690
*Healthcare Services Group, Inc. 211,704 3,783,150
Heartland Express, Inc. 222,067 1,732,123
Heidrick & Struggles International,
Inc. 58,878 3,436,709
Helios Technologies, Inc. 95,238 5,272,376
#Herc Holdings, Inc. 90,228 12,816,887
#*Hertz Global Holdings, Inc. 298,527 1,531,443
#Hexcel Corp. 220,757 15,762,050
Hillenbrand, Inc. 196,157 6,198,561
*Hillman Solutions Corp. 570,580 5,260,748
HireQuest, Inc. 1,156 9,861
#HNI Corp. 154,180 6,309,046
Hub Group, Inc., Class A 186,423 6,865,959
*Hudson Technologies, Inc. 120,488 1,093,429
Huntington Ingalls Industries, Inc. 91,814 29,565,944
*Hurco Cos., Inc. 18,767 336,868
*Huron Consulting Group, Inc. 49,890 8,203,912
#*Hyliion Holdings Corp. 15,206 36,038
Hyster-Yale, Inc. 40,406 1,452,192
*IBEX Holdings, Ltd. 36,247 1,354,550
ICF International, Inc. 50,827 4,080,392
#*IES Holdings, Inc. 52,662 20,637,185
#*Innodata, Inc. 76,660 5,719,603
*Innovative Solutions and
Support, Inc. 44,782 420,951
Insperity, Inc. 98,553 4,348,158
Insteel Industries, Inc. 54,566 1,704,642
Interface, Inc. 178,906 4,454,759
ITT, Inc. 7,327 1,356,008
*Janus International Group, Inc. 381,650 3,663,840
#JBT Marel Corp. 22,842 2,880,376
*JELD-WEN Holding, Inc. 199,567 866,121
#*JetBlue Airways Corp. 1,045,276 4,390,159
#Kadant, Inc. 30,962 8,565,947
Karat Packaging, Inc. 41,180 989,144
KBR, Inc. 287,180 12,302,791
Kelly Services, Inc., Class A 94,305 1,057,159
Kennametal, Inc. 265,643 5,830,864
Kforce, Inc. 48,908 1,237,372
*Kirby Corp. 158,712 16,423,518
Knight-Swift Transportation
Holdings, Inc. 401,529 18,116,988
Korn Ferry 140,180 9,069,646
*Kratos Defense & Security
Solutions, Inc. 427,559 38,736,845
*L.B. Foster Co., Class A 28,789 788,819
#Landstar System, Inc. 87,974 11,298,501
*Legalzoom.com, Inc. 438,681 4,373,650
Leonardo DRS, Inc. 324,160 11,851,290
*Limbach Holdings, Inc. 30,893 2,918,771
Lincoln Electric Holdings, Inc. 1,783 418,024
Lindsay Corp. 29,479 3,279,244
*Liquidity Services, Inc. 91,879 2,199,583
Shares Value†
INDUSTRIALS — (Continued)
#*Loar Holdings, Inc. 103,726 $ 8,207,838
LSI Industries, Inc. 83,690 1,915,664
Luxfer Holdings PLC 55,559 677,820
*Lyft, Inc., Class A 859,734 17,590,158
*Manitowoc Co., Inc. (The) 101,660 1,033,882
ManpowerGroup, Inc. 134,687 4,129,503
Marten Transport, Ltd. 233,861 2,397,075
*MasTec, Inc. 40,407 8,249,493
*Mastech Digital, Inc. 1,117 7,707
*Masterbrand, Inc. 372,433 4,703,829
*Matrix Service Co. 81,600 1,225,632
Matson, Inc. 105,229 10,622,868
Maximus, Inc. 167,280 13,904,314
*Mayville Engineering Co., Inc. 49,622 884,264
McGrath RentCorp 75,073 8,065,843
*Mercury Systems, Inc. 173,841 13,457,032
*Middleby Corp. (The) 135,706 16,858,756
Miller Industries, Inc. 32,850 1,318,599
MillerKnoll, Inc. 196,444 3,068,455
*Mistras Group, Inc. 84,690 807,943
*Montrose Environmental Group,
Inc. 84,413 2,184,608
Moog, Inc., Class A 81,730 16,742,390
*MRC Global, Inc. 236,604 3,300,626
#MSA Safety, Inc. 111,302 17,477,753
MSC Industrial Direct Co., Inc. 154,818 13,145,596
Mueller Industries, Inc. 297,021 31,445,613
Mueller Water Products, Inc.,
Class A 447,626 11,486,083
*MYR Group, Inc. 43,261 9,417,920
National Presto Industries, Inc. 19,094 2,042,485
#*Net Power, Inc. 72,257 276,022
*NEXTracker, Inc., Class A 317,851 32,172,878
NL Industries, Inc. 5,709 34,539
#*NN, Inc. 19,343 33,076
*NPK International, Inc. 250,824 3,085,135
nVent Electric PLC 159,028 18,184,852
*NWPX Infrastructure, Inc. 28,792 1,732,127
Omega Flex, Inc. 25,885 715,720
*OPENLANE, Inc. 538,297 14,221,807
*Optex Systems Holdings, Inc. 11 189
*Orion Group Holdings, Inc. 111,028 1,195,772
Oshkosh Corp. 164,815 20,320,041
Owens Corning 26,760 3,406,816
*PAMT Corp. 47,617 479,503
Pangaea Logistics Solutions, Ltd. 109,131 540,198
Park Aerospace Corp. 51,341 983,694
Park-Ohio Holdings Corp. 37,572 775,110
#*Parsons Corp. 245,299 20,394,159
#Paycom Software, Inc. 1,232 230,495
*Paylocity Holding Corp. 87,216 12,321,004
#*Perma-Fix Environmental
Services, Inc. 34,871 477,384
*Perma-Pipe International
Holdings, Inc. 11,535 319,750
Pioneer Power Solutions, Inc. 2,350 10,810
#Pitney Bowes, Inc. 410,468 4,055,424
#*Planet Labs PBC 775,067 10,424,651

42
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#Powell Industries, Inc. 33,722 $ 12,928,678
#*Power Solutions International,
Inc. 2,752 235,626
Preformed Line Products Co. 12,803 2,715,644
Primoris Services Corp. 151,395 21,425,420
*Proto Labs, Inc. 68,031 3,385,223
Quad/Graphics, Inc. 101,741 560,593
Quanex Building Products Corp. 27,821 395,336
#*Quest Resource Holding Corp. 19,444 29,555
*Radiant Logistics, Inc. 124,932 755,839
*RBC Bearings, Inc. 28,580 12,247,387
*RCM Technologies, Inc. 22,638 522,938
#Regal Rexnord Corp. 94,262 13,280,573
*Resideo Technologies, Inc. 447,441 19,150,475
Resources Connection, Inc. 95,858 421,775
REV Group, Inc. 136,184 6,982,154
Robert Half, Inc. 253,780 6,646,498
#Rush Enterprises, Inc., Class A 166,033 8,203,690
Rush Enterprises, Inc., Class B 40,771 2,139,254
#*RXO, Inc. 275,104 4,877,594
Ryder System, Inc. 52,313 8,852,929
#*RYTHM, Inc. 211 9,630
*Saia, Inc. 43,338 12,676,365
#Schneider National, Inc., Class B 235,572 5,034,174
Science Applications International
Corp. 139,374 13,060,738
Sensata Technologies Holding
PLC 400,583 12,750,557
#*SES AI Corp. 15,210 35,896
*Shoals Technologies Group, Inc.,
Class A 475,532 4,997,841
*SIFCO Industries, Inc. 4,994 36,706
Simpson Manufacturing Co., Inc. 109,338 19,298,157
#*SiteOne Landscape Supply,
Inc. 119,082 15,453,271
*Skillsoft Corp. 4,328 56,827
*SkyWest, Inc. 120,593 12,117,185
*SPX Technologies, Inc. 126,153 28,244,395
Standex International Corp. 36,966 8,621,580
Stanley Black & Decker, Inc. 151,690 10,272,447
*Star Equity Holdings, Inc. 1,936 21,335
Steelcase, Inc., Class A 272,627 4,351,127
#*Sterling Infrastructure, Inc. 87,417 33,034,884
*Sun Country Airlines Holdings,
Inc. 145,768 1,790,031
#*Sunrun, Inc. 611,412 12,692,913
*TaskUS, Inc., Class A 45,321 604,582
*Taylor Devices, Inc. 2,220 101,609
*Team, Inc. 2,108 32,674
#Tecnoglass, Inc. 126,162 7,523,040
Tennant Co. 50,076 4,006,080
#Terex Corp. 204,770 9,423,515
Tetra Tech, Inc. 449,683 14,380,862
*Thermon Group Holdings, Inc. 87,121 2,502,986
*TIC Solutions, Inc. 179,347 2,175,479
Timken Co. (The) 201,849 15,847,165
#*Titan International, Inc. 170,739 1,289,079
*Titan Machinery, Inc. 69,093 1,133,125
Toro Co. (The) 194,980 14,570,855
Shares Value†
INDUSTRIALS — (Continued)
*Transcat, Inc. 26,696 $ 1,939,464
#*Trex Co., Inc. 248,428 12,004,041
TriNet Group, Inc. 126,574 7,594,440
Trinity Industries, Inc. 275,616 7,543,610
*TrueBlue, Inc. 88,209 418,111
#*TTEC Holdings, Inc. 138,801 484,415
*Tutor Perini Corp. 158,691 10,689,426
#Twin Disc, Inc. 33,987 532,236
UFP Industries, Inc. 172,796 15,919,695
U-Haul Holding Co. 77,479 3,756,957
*U-Haul Holding Co. 6,849 364,093
*Ultralife Corp. 43,432 305,327
UniFirst Corp. 44,281 6,834,772
#Universal Logistics Holdings,
Inc. 62,649 1,013,661
#*Upwork, Inc. 399,346 6,365,575
*V2X, Inc. 90,185 5,148,662
Valmont Industries, Inc. 51,959 21,481,409
*Verra Mobility Corp. 421,763 9,789,119
Vestis Corp. 347,488 1,824,312
*Vicor Corp. 90,703 8,229,483
#Virco Mfg. Corp. 38,636 282,815
*VirTra, Inc. 26,543 161,381
#VSE Corp. 61,056 11,031,598
Wabash National Corp. 114,019 914,432
Watts Water Technologies, Inc.,
Class A 71,135 19,391,401
#Werner Enterprises, Inc. 175,938 4,609,576
WESCO International, Inc. 120,136 31,178,896
*Willdan Group, Inc. 38,563 3,644,589
Willis Lease Finance Corp. 20,570 2,640,777
#WillScot Holdings Corp. 453,181 9,856,687
Woodward, Inc. 43,784 11,476,224
Worthington Enterprises, Inc. 148,736 8,342,602
#*Xometry, Inc., Class A 77,959 3,795,824
Zurn Elkay Water Solutions Corp. 379,315 17,869,530
TOTAL INDUSTRIALS 2,459,036,972
INFORMATION TECHNOLOGY — (11.4%)
*8x8, Inc. 114,466 210,617
*908 Devices, Inc. 13,252 105,751
A10 Networks, Inc. 207,449 3,700,890
*ACCESS Newswire, Inc. 3,804 36,162
*ACI Worldwide, Inc. 299,508 14,265,566
Adeia, Inc. 341,289 5,815,565
#*ADTRAN Holdings, Inc. 82,286 857,420
#Advanced Energy Industries,
Inc. 107,560 21,805,639
*Aehr Test Systems 58,615 1,523,404
*Agilysys, Inc. 44,277 5,554,992
*Airgain, Inc. 25,119 108,012
*Akamai Technologies, Inc. 139,133 10,448,888
*Alarm.com Holdings, Inc. 154,220 7,590,708
#*Alithya Group, Inc., Class A 13,911 17,667
#*Alkami Technology, Inc. 89,314 1,812,181
#*Allegro MicroSystems, Inc. 415,099 12,419,762
*Alpha & Omega Semiconductor,
Ltd. 86,174 2,418,042
*Ambarella, Inc. 53,082 4,524,179

43
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Amdocs, Ltd. 213,078 $ 17,953,952
*American Bitcoin Corp., Class A 3,064 15,596
Amkor Technology, Inc. 679,293 21,927,578
*AmpliTech Group, Inc. 15,320 55,152
*Amtech Systems, Inc. 41,996 333,028
*Appfolio, Inc., Class A 47,056 11,972,458
#*Applied Optoelectronics, Inc. 30,466 1,083,371
*Arrow Electronics, Inc. 147,398 16,442,247
*ASGN, Inc. 120,139 5,377,422
*AstroNova, Inc. 9,224 83,754
#*Astrotech Corp. 4,221 16,546
#*Aurora Innovation, Inc. 1,220,148 6,393,576
*AvePoint, Inc. 334,027 4,699,760
*Aviat Networks, Inc. 34,519 861,594
Avnet, Inc. 256,173 12,411,582
*Aware, Inc. 27,808 61,456
#*Axcelis Technologies, Inc. 96,725 7,695,441
*AXT, Inc. 32,983 262,215
#Badger Meter, Inc. 81,050 14,625,473
Bel Fuse, Inc., Class A 1,012 138,371
#Bel Fuse, Inc., Class B 31,604 4,866,700
Belden, Inc. 114,917 14,002,636
Benchmark Electronics, Inc. 104,892 4,596,367
#*BILL Holdings, Inc. 291,594 14,480,558
*BK Technologies Corp. 9,204 687,631
*Blackbaud, Inc. 135,909 8,703,612
*BlackLine, Inc. 160,465 9,186,621
*Box, Inc., Class A 453,574 14,555,190
#*C3.ai, Inc., Class A 380,546 6,689,999
*Calix, Inc. 104,327 7,138,053
#*CCC Intelligent Solutions
Holdings, Inc. 1,752,829 15,284,669
*Cerence, Inc. 139,816 1,500,226
*CEVA, Inc. 70,448 1,916,890
*Ciena Corp. 146,424 27,808,846
#*Cipher Mining, Inc. 969,379 18,078,918
*Cirrus Logic, Inc. 152,366 20,211,350
#*Cleanspark, Inc. 540,363 9,618,461
#Clear Secure, Inc., Class A 227,671 6,937,135
#*Clearfield, Inc. 40,674 1,435,792
Climb Global Solutions, Inc. 11,903 1,322,185
Cognex Corp. 379,802 15,720,005
*Coherent Corp. 73,017 9,635,323
*Cohu, Inc. 133,761 3,182,174
*CommScope Holding Co., Inc. 383,331 6,631,626
*Commvault Systems, Inc. 114,713 15,970,344
*Comtech Telecommunications
Corp. 83,498 237,134
*Consensus Cloud Solutions, Inc. 49,902 1,463,127
#*Core Scientific, Inc. 486,252 10,473,868
*Corsair Gaming, Inc. 304,963 2,485,448
*CPI Card Group, Inc. 14,630 228,813
#Crane NXT Co. 168,014 10,626,886
*Crexendo, Inc. 13,570 87,798
*CS Disco, Inc. 153,566 970,537
CSP, Inc. 26,927 359,206
CTS Corp. 83,319 3,458,572
#*Daily Journal Corp. 4,023 1,629,476
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Daktronics, Inc. 147,861 $ 2,778,308
*Diebold Nixdorf, Inc. 102,961 6,090,143
*Digi International, Inc. 102,961 3,776,609
*Digital Turbine, Inc. 212,043 1,323,148
*DigitalOcean Holdings, Inc. 233,141 9,479,513
*Diodes, Inc. 142,682 7,613,512
Dolby Laboratories, Inc., Class A 134,332 8,908,898
*Dropbox, Inc., Class A 502,134 14,561,886
*DXC Technology Co. 515,045 7,313,639
#*Eastman Kodak Co. 237,217 1,503,956
*eGain Corp. 71,891 1,036,668
#*Enphase Energy, Inc. 166,582 5,082,417
#Entegris, Inc. 44,391 4,064,884
*EPAM Systems, Inc. 95,497 15,617,579
ePlus, Inc. 75,943 5,555,990
*Everspin Technologies, Inc. 65,495 694,247
*Expensify, Inc., Class A 47,119 76,804
*Fabrinet 45,338 19,974,563
*Fastly, Inc., Class A 430,905 3,572,202
#*Five9, Inc. 213,788 5,190,773
*FormFactor, Inc. 217,954 11,976,572
#*Frequency Electronics, Inc. 23,255 853,924
*Freshworks, Inc., Class A 600,680 6,667,548
#*Globant SA 101,155 6,229,125
*Grid Dynamics Holdings, Inc. 225,609 2,107,188
#*GSI Technology, Inc. 52,574 477,898
Hackett Group, Inc. (The) 76,023 1,376,777
*Harmonic, Inc. 320,727 3,431,779
*Hut 8 Corp., Class U 3,010 152,487
#*I3 Verticals, Inc., Class A 67,670 2,080,852
*Ichor Holdings, Ltd. 98,444 2,232,710
*Identiv, Inc. 15,721 62,884
#*indie Semiconductor, Inc.,
Class A 303,231 1,631,383
#*Informatica, Inc., Class A 292,121 7,265,049
Information Services Group, Inc. 122,435 674,617
*Inseego Corp. 1,141 18,986
*Insight Enterprises, Inc. 89,377 8,937,700
*Intapp, Inc. 146,749 5,632,227
#InterDigital, Inc. 81,037 29,332,153
*inTEST Corp. 29,854 253,162
*IPG Photonics Corp. 120,524 10,259,003
*Itron, Inc. 134,072 13,451,444
*Jamf Holding Corp. 378,626 4,865,344
*JFrog, Ltd. 188,414 8,945,897
*Key Tronic Corp. 24,700 87,932
*Kimball Electronics, Inc. 69,106 2,009,257
*Klaviyo, Inc., Class A 8,122 211,172
*Knowles Corp. 269,497 6,362,824
Kulicke & Soffa Industries, Inc. 148,934 5,946,935
*KVH Industries, Inc. 59,657 356,152
*Kyndryl Holdings, Inc. 664,949 19,230,325
*Lantronix, Inc. 114,776 565,846
#*Lattice Semiconductor Corp. 256,109 18,685,713
#*Life360, Inc. 74,373 7,341,359
Littelfuse, Inc. 66,020 16,063,326
*LiveRamp Holdings, Inc. 193,648 5,294,336
*Lumentum Holdings, Inc. 47,152 9,503,957

44
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*MACOM Technology Solutions
Holdings, Inc. 186,777 $ 27,667,277
*Magnachip Semiconductor Corp. 105,980 328,538
*Manhattan Associates, Inc. 6,472 1,178,357
*MaxLinear, Inc. 247,882 3,755,412
Methode Electronics, Inc. 101,014 679,824
#*Mirion Technologies, Inc. 639,080 18,769,780
*Mitek Systems, Inc. 128,897 1,187,141
MKS, Inc. 154,936 22,265,853
*M-Tron Industries, Inc., Class M 3,070 169,218
*N-able, Inc. 505,779 3,960,250
#Napco Security Technologies,
Inc. 95,670 4,223,830
#*Navitas Semiconductor Corp. 248,293 3,342,024
#*nCino, Inc. 333,127 8,887,828
*NCR Voyix Corp. 389,150 4,440,202
*NETGEAR, Inc. 79,936 2,775,378
*NetScout Systems, Inc. 224,357 6,237,125
Network-1 Technologies, Inc. 10,978 16,467
*nLight, Inc. 79,769 2,633,175
*Novanta, Inc. 99,639 12,655,149
NVE Corp. 13,148 907,869
*ON24, Inc. 124,911 689,509
*One Stop Systems, Inc. 3,406 17,030
OneSpan, Inc. 102,499 1,168,489
*Onto Innovation, Inc. 114,778 15,490,439
#*Ooma, Inc. 70,843 795,567
*Optical Cable Corp. 11,233 88,404
#*OSI Systems, Inc. 48,034 13,375,548
*Ouster, Inc. 103,216 3,443,286
#*PAR Technology Corp. 117,545 4,154,040
PC Connection, Inc. 70,841 4,319,176
*PDF Solutions, Inc. 103,913 3,026,986
Pegasystems, Inc. 394,650 25,119,473
#*Penguin Solutions, Inc. 146,195 3,255,763
*Photronics, Inc. 182,342 4,357,974
*Plexus Corp. 74,961 10,487,044
*Porch Group, Inc. 49,495 744,900
Power Integrations, Inc. 150,153 6,289,909
#*Powerfleet, Inc. 325,438 1,659,734
*Progress Software Corp. 132,788 5,662,080
*Q2 Holdings, Inc. 106,525 6,578,984
*Qorvo, Inc. 218,920 20,779,886
*Qualys, Inc. 99,171 12,223,817
*Rambus, Inc. 282,206 29,022,065
*Rapid7, Inc. 107,420 1,988,344
Red Violet, Inc. 27,971 1,500,085
#ReposiTrak, Inc. 878 13,179
*Research Solutions, Inc. 2,530 8,197
*RF Industries, Ltd. 22,833 178,554
*Ribbon Communications, Inc. 496,397 1,667,894
Richardson Electronics, Ltd. 37,550 404,789
*RingCentral, Inc., Class A 191,826 5,777,799
#*Riot Platforms, Inc. 851,548 16,843,619
*Rogers Corp. 52,608 4,605,304
*Sanmina Corp. 157,307 21,558,924
Sapiens International Corp. NV 93,611 4,029,954
*ScanSource, Inc. 90,749 3,893,586
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*SEMrush Holdings, Inc., Class A 282,213 $ 2,048,866
#*Semtech Corp. 48,036 3,259,723
*SentinelOne, Inc., Class A 645,719 11,526,084
*Silicon Laboratories, Inc. 63,458 8,318,075
*Silvaco Group, Inc. 2,670 15,726
*SiTime Corp. 24,170 7,000,599
*SkyWater Technology, Inc. 48,521 848,390
Skyworks Solutions, Inc. 276,051 21,454,684
*SmartRent, Inc. 48,830 67,874
*SoundThinking, Inc. 37,024 346,174
*Sprinklr, Inc., Class A 365,699 2,823,196
*SPS Commerce, Inc. 103,119 8,480,507
*Synaptics, Inc. 114,539 8,125,397
*Synchronoss Technologies, Inc. 16,146 84,686
TD SYNNEX Corp. 48,988 7,666,132
*Telos Corp. 190,035 1,303,640
*Teradata Corp. 243,127 5,069,198
*TransAct Technologies, Inc. 30,941 145,732
*TTM Technologies, Inc. 296,505 19,925,136
*Turtle Beach Corp. 47,479 802,395
#*UiPath, Inc., Class A 908,456 14,408,112
*Ultra Clean Holdings, Inc. 133,812 3,667,787
*Unisys Corp. 187,406 669,039
#*Unity Software, Inc. 209,465 7,938,723
#Universal Display Corp. 105,070 15,474,710
#*Veeco Instruments, Inc. 173,067 4,975,676
*Verint Systems, Inc. 158,458 3,213,528
#*Vertex, Inc., Class A 175,996 4,030,308
*Viant Technology, Inc., Class A 25,537 226,769
*Viasat, Inc. 296,641 11,812,245
#*Viavi Solutions, Inc. 624,154 11,047,526
Vishay Intertechnology, Inc. 370,901 6,297,899
*Vishay Precision Group, Inc. 35,452 1,328,032
Vontier Corp. 420,427 16,186,439
*WidePoint Corp. 10,505 69,858
#Xerox Holdings Corp. 298,504 991,033
*Xperi, Inc. 136,559 917,676
*Yext, Inc. 263,481 2,231,684
#*Zeta Global Holdings Corp.,
Class A 189,836 3,415,150
TOTAL INFORMATION
TECHNOLOGY 1,412,115,211
MATERIALS — (4.9%)
AdvanSix, Inc. 78,066 1,451,247
#Albemarle Corp. 226,679 22,266,678
Alcoa Corp. 587,161 21,601,653
*Alpha Metallurgical Resources,
Inc. 38,371 6,648,159
#*American Battery Technology
Co. 6,861 35,197
*American Vanguard Corp. 84,229 376,504
AptarGroup, Inc. 100,581 11,668,402
Ardagh Metal Packaging SA 741,271 2,646,337
#*Arq, Inc. 61,957 411,394
*Ascent Industries Co. 27,726 337,148
Ashland, Inc. 131,794 6,444,727
*Aspen Aerogels, Inc. 217,839 1,773,209
Avient Corp. 277,929 8,913,183

45
Dimensional U.S. Small Cap ETF
continued
Shares Value†
MATERIALS — (Continued)
*Axalta Coating Systems, Ltd. 572,470 $ 16,298,221
Balchem Corp. 94,368 14,475,108
Cabot Corp. 160,195 10,809,959
Caledonia Mining Corp. PLC 37,013 1,040,806
Celanese Corp. 41,483 1,594,606
*Century Aluminum Co. 273,798 8,109,897
#Chemours Co. (The) 388,171 5,197,610
*Clearwater Paper Corp. 45,364 800,675
*Cleveland-Cliffs, Inc. 1,328,322 16,511,042
*Coeur Mining, Inc. 1,020,539 17,522,655
Commercial Metals Co. 339,624 20,160,081
*Compass Minerals International,
Inc. 113,078 1,960,772
*Core Molding Technologies, Inc. 24,525 439,243
Crown Holdings, Inc. 87,063 8,460,782
*Dakota Gold Corp. 203,249 829,256
Eagle Materials, Inc. 73,014 15,502,332
Eastman Chemical Co. 226,730 13,494,970
*Ecovyst, Inc. 337,795 2,766,541
Element Solutions, Inc. 740,255 19,779,614
#*Elevra Lithium, Ltd., ADR 5,077 143,425
Ferroglobe PLC 145,791 707,086
#*Flotek Industries, Inc. 46,374 802,734
FMC Corp. 334,654 5,076,701
Fortitude Gold Corp. 33,389 143,239
Friedman Industries, Inc. 14,977 318,111
#Graphic Packaging Holding Co. 743,532 11,889,077
Greif, Inc., Class A 107,967 6,142,243
Greif, Inc., Class B 18,810 1,108,849
Hawkins, Inc. 59,237 8,402,768
HB Fuller Co. 166,837 9,571,439
Hecla Mining Co. 1,818,965 23,410,080
Huntsman Corp. 476,321 3,943,938
#*Idaho Strategic Resources, Inc. 12,273 405,745
#*Ingevity Corp. 96,356 5,176,244
Innospec, Inc. 71,184 5,237,719
*Intrepid Potash, Inc. 38,396 1,022,485
#*Ivanhoe Electric, Inc. 132,137 1,954,306
Kaiser Aluminum Corp. 45,807 4,146,908
#*Knife River Corp. 165,723 10,019,613
Koppers Holdings, Inc. 55,544 1,567,452
Kronos Worldwide, Inc. 179,756 884,399
Louisiana-Pacific Corp. 210,330 18,321,846
#*LSB Industries, Inc. 185,161 1,560,907
#*Magnera Corp. 25,891 235,349
Materion Corp. 61,274 7,023,839
Mativ Holdings, Inc. 160,708 1,716,361
#*McEwen, Inc. 153,234 2,808,779
Mercer International, Inc. 175,384 368,306
*Metallus, Inc. 122,523 2,155,180
Minerals Technologies, Inc. 104,733 5,943,598
Mosaic Co. (The) 610,142 16,748,398
#*MP Materials Corp. 398,798 25,160,166
Myers Industries, Inc. 99,357 1,721,857
NewMarket Corp. 23,792 18,269,877
Nexa Resources SA 6,417 37,283
Northern Technologies
International Corp. 24,371 181,077
Shares Value†
MATERIALS — (Continued)
*O-I Glass, Inc. 523,138 $ 5,906,228
Olin Corp. 273,781 5,667,267
Olympic Steel, Inc. 30,591 1,131,867
Orion SA 162,867 863,195
*Perimeter Solutions, Inc. 431,489 10,144,306
#Quaker Chemical Corp. 49,083 6,817,138
*Ramaco Resources, Inc., Class
A 120,605 3,661,568
Ramaco Resources, Inc., Class B 11,349 166,603
*Ranpak Holdings Corp. 242,034 1,282,780
*Rayonier Advanced Materials,
Inc. 192,189 1,335,714
Royal Gold, Inc. 81,051 14,166,904
Ryerson Holding Corp. 93,655 2,066,029
Scotts Miracle-Gro Co. (The) 119,118 6,375,195
Sealed Air Corp. 381,330 12,778,368
Sensient Technologies Corp. 121,234 11,431,154
Silgan Holdings, Inc. 324,353 12,526,513
*Smith-Midland Corp. 6,472 235,969
Sonoco Products Co. 262,253 10,639,604
Stepan Co. 65,645 2,845,711
#SunCoke Energy, Inc. 301,599 2,415,808
Sylvamo Corp. 124,457 5,052,954
*Tredegar Corp. 100,398 693,750
TriMas Corp. 117,252 4,165,964
#Trinseo PLC 27,472 40,109
#Tronox Holdings PLC 443,218 1,551,263
United States Lime & Minerals,
Inc. 80,278 9,410,187
#Warrior Met Coal, Inc. 93,102 6,316,040
#Westlake Corp. 47,648 3,278,659
Worthington Steel, Inc. 141,507 4,526,809
TOTAL MATERIALS 612,149,048
REAL ESTATE — (0.7%)
*AMREP Corp. 6,178 132,703
*Anywhere Real Estate, Inc. 333,446 3,351,132
*CKX Lands, Inc. 702 7,634
*Compass, Inc., Class A 1,334,043 10,285,472
*Cushman & Wakefield PLC 676,435 10,620,030
*Douglas Elliman, Inc. 250,081 617,700
#eXp World Holdings, Inc. 225,088 2,304,901
*Five Point Holdings LLC, Class A 155,398 909,078
*Forestar Group, Inc. 172,809 4,494,762
*FRP Holdings, Inc. 54,843 1,299,779
#*Howard Hughes Holdings, Inc. 142,223 11,275,440
*Jones Lang LaSalle, Inc. 31,051 9,473,350
Kennedy-Wilson Holdings, Inc. 393,402 2,974,119
Marcus & Millichap, Inc. 115,949 3,386,870
*Maui Land & Pineapple Co., Inc. 32,810 524,960
Newmark Group, Inc., Class A 460,460 8,210,002
*Offerpad Solutions, Inc. 8,585 20,089
*RE/MAX Holdings, Inc. 59,890 474,928
RMR Group, Inc. (The), Class A 46,551 720,144
*Seaport Entertainment Group,
Inc. 26,326 633,667
St. Joe Co. (The) 159,922 9,080,371
#*Star Holdings 5,416 39,645
#*Stratus Properties, Inc. 20,000 375,800

46
Dimensional U.S. Small Cap ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*Tejon Ranch Co. 79,371 $ 1,255,649
#*Uniti Group, Inc. 27,241 156,908
TOTAL REAL ESTATE 82,625,133
UTILITIES — (3.0%)
AES Corp. (The) 1,328,970 18,432,814
ALLETE, Inc. 170,134 11,455,122
American States Water Co. 110,727 7,895,942
Artesian Resources Corp., Class
A 24,256 781,771
Avista Corp. 236,410 8,995,401
Black Hills Corp. 207,319 13,150,244
California Water Service Group 169,965 7,543,047
Chesapeake Utilities Corp. 67,800 8,629,584
Clearway Energy, Inc., Class A 70,187 2,104,908
Clearway Energy, Inc., Class C 225,964 7,215,031
Consolidated Water Co., Ltd.,
Class OR 41,639 1,416,142
Essential Utilities, Inc. 394,500 15,397,335
#Genie Energy, Ltd., Class B 72,056 1,084,443
Global Water Resources, Inc. 12,748 126,460
H2O America 96,804 4,477,185
*Hallador Energy Co. 112,819 2,440,275
#*Hawaiian Electric Industries,
Inc. 447,919 5,204,819
#IDACORP, Inc. 150,855 19,463,312
#MDU Resources Group, Inc. 574,573 11,020,310
#MGE Energy, Inc. 95,428 7,908,118
Middlesex Water Co. 47,377 2,722,756
*Montauk Renewables, Inc. 112,016 227,393
National Fuel Gas Co. 225,797 17,817,641
New Jersey Resources Corp. 317,338 14,058,074
Northwest Natural Holding Co. 105,374 4,797,678
Northwestern Energy Group, Inc. 169,501 10,114,125
OGE Energy Corp. 469,812 20,737,502
#ONE Gas, Inc. 173,607 13,921,545
#Ormat Technologies, Inc. 187,039 19,895,339
#Otter Tail Corp. 110,196 8,509,335
#Pinnacle West Capital Corp. 210,566 18,639,302
Portland General Electric Co. 317,220 14,490,610
*Pure Cycle Corp. 56,274 619,577
RGC Resources, Inc. 20,468 423,892
#Southwest Gas Holdings, Inc. 214,804 17,076,918
Spire, Inc. 170,556 14,736,038
TXNM Energy, Inc. 255,164 14,493,315
UGI Corp. 484,231 16,187,842
Unitil Corp. 47,408 2,311,140
Shares Value†
UTILITIES — (Continued)
York Water Co. (The) 37,870 $ 1,176,621
TOTAL UTILITIES 367,698,906
TOTAL COMMON STOCKS 11,405,810,300
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*Bed Bath & Beyond, Inc.
10/07/26 9,897 11,777
*GameStop Corp. 10/30/26 4,039 12,117
TOTAL CONSUMER
DISCRETIONARY 23,894
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 24,854 13,173
HEALTH CARE — (0.0%)
*<89bio, Inc. CVR 256,137 87,087
#*<Albireo Pharma, Inc. CVR
03/02/26 32,677 208,479
*<Chinook Therapeutics, Inc.
CVR 13,304 5,056
*<Concentra Biosciences CVR
09/02/29 46,548 –
*<Mirati Therapeutics CVR 92,961 277,024
*OmniAb, Inc.- Vesting 12.5 9,244 –
*OmniAb, Inc.- Vesting 15 9,244 –
*<Opiant Pharma, Inc. CVR 8,607 –
*<Poseida Therapeutics, Inc.
CVR 32,914 16,457
*<Supernus Pharmaceuticals,
Inc. CVR 106,241 19,123
*<Verve Therapeutics, Inc. CVR 159,459 100,459
*<Xoma Corp. CVR 04/21/26 25,604 1,792
TOTAL HEALTH CARE 715,477
INFORMATION TECHNOLOGY — (0.0%)
*M-Tron Industries, Inc. 02/28/28 1,727 2,591
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 164,883 43,908
TOTAL RIGHTS/WARRANTS 799,043
TOTAL INVESTMENT SECURITIES — (91.8%)
(Cost $9,195,575,774) 11,406,609,343
SECURITIES LENDING COLLATERAL — (8.2%)
@§The DFA Short Term
Investment Fund 88,556,295 1,024,330,662
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,219,906,436) $ 12,430,940,005

47
Dimensional U.S. Small Cap ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 329,543,312 $ — $ — $ 329,543,312
Consumer Discretionary ................ 1,578,385,380 — — 1,578,385,380
Consumer Staples .................... 429,541,365 — — 429,541,365
Energy ............................. 623,025,151 — — 623,025,151
Financials ........................... 2,249,764,760 28,322 129 2,249,793,211
Health Care ......................... 1,261,761,584 482 134,545 1,261,896,611
Industrials ........................... 2,459,036,972 — — 2,459,036,972
Information Technology ................ 1,412,115,211 — — 1,412,115,211
Materials ........................... 612,149,048 — — 612,149,048
Real Estate .......................... 82,625,133 — — 82,625,133
Utilities ............................. 367,698,906 — — 367,698,906
Rights/Warrants
Consumer Discretionary ................ 23,894 — — 23,894
Financials ........................... — 13,173 — 13,173
Health Care ......................... — — 715,477 715,477
Information Technology ................ 2,591 — — 2,591
Materials ........................... — — 43,908 43,908
Securities Lending Collateral .............. — 1,024,330,662 — 1,024,330,662
Total Investments ....................... $11,405,673,307 $1,024,372,639 $894,059> $12,430,940,005
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

48
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (3.2%)
#*Advantage Solutions, Inc. 540,239 $ 691,506
*AMC Networks, Inc., Class A 186,259 1,411,843
#*Angi, Inc. 216,443 2,872,199
Array Digital Infrastructure, Inc. 259,464 12,744,872
ATN International, Inc. 93,672 1,361,054
*Bandwidth, Inc., Class A 187,594 3,029,643
#*Boston Omaha Corp., Class A 189,601 2,411,725
*Bumble, Inc., Class A 557,243 3,092,699
*BuzzFeed, Inc. 9,416 15,348
#Cable One, Inc. 34,369 5,105,515
*Cars.com, Inc. 393,410 4,225,223
*Cineverse Corp. 1,480 4,514
*Creative Realities, Inc. 18,097 53,024
*DHI Group, Inc. 98,032 190,182
*DoubleVerify Holdings, Inc. 566,516 6,446,952
*E.W. Scripps Co. (The), Class A 465,995 1,132,368
#*EchoStar Corp., Class A 35,421 2,651,970
Entravision Communications
Corp., Class A 238,350 493,385
*Frontier Communications Parent,
Inc. 1,061,414 40,078,993
*Gaia, Inc. 85,520 426,745
#*Gambling.com Group, Ltd. 47,979 342,090
*Gannett Co., Inc. 408,407 2,164,557
*GCI Liberty, Inc., Class A 20,044 733,009
*GCI Liberty, Inc., Class C 121,931 4,465,723
Gray Media, Inc. 593,452 2,712,076
Gray Media, Inc., Class A 2,809 26,039
*Harte Hanks, Inc. 4,124 12,826
#*Ibotta, Inc., Class A 75 2,420
*Integral Ad Science Holding
Corp. 581,180 5,933,848
Interpublic Group of Cos., Inc.
(The) 862,384 22,128,773
John Wiley & Sons, Inc., Class A 203,743 7,512,004
*Liberty Broadband Corp., Class
A 82,181 4,395,862
*Liberty Broadband Corp., Class
C 496,404 26,716,463
*Liberty Global, Ltd., Class A 959,497 10,554,467
*Liberty Global, Ltd., Class C 884,833 9,865,888
*Liberty Latin America, Ltd., Class
A 222,601 1,736,288
*Liberty Latin America, Ltd., Class
C 1,116,565 8,832,029
*Liberty Media Corp.-Liberty Live 6,711 588,823
*Liberty Media Corp.-Liberty Live 4,952 447,710
#*Lionsgate Studios Corp. 270,180 1,737,257
*Madison Square Garden
Entertainment Corp. 59,713 2,636,926
#*Magnite, Inc. 8,100 144,828
Marcus Corp. (The) 179,425 2,583,720
National CineMedia, Inc. 209,046 923,983
Shares Value†
COMMUNICATION SERVICES — (Continued)
#Nexstar Media Group, Inc. 193,109 $ 37,797,225
#Omnicom Group, Inc. 115,471 8,662,634
#Paramount Skydance Corp. 24,506 377,147
*PubMatic, Inc., Class A 239,349 2,000,958
*Reading International, Inc., Class
B 4,267 51,033
#*Reservoir Media, Inc. 119,933 911,491
Saga Communications, Inc.,
Class A 37,739 462,303
Scholastic Corp. 193,147 5,537,525
#Shenandoah
Telecommunications Co. 285,184 3,513,467
#Shutterstock, Inc. 41,969 1,050,484
#Sinclair, Inc. 160,468 2,191,993
#Sirius XM Holdings, Inc. 70,177 1,522,139
*Sphere Entertainment Co. 19,801 1,355,973
Spok Holdings, Inc. 55,994 800,154
#*Stagwell, Inc. 40,701 193,330
*Starz Entertainment Corp. 18,010 189,285
#Sunrise Communications AG,
ADR 199,027 10,827,069
*TechTarget, Inc. 18,808 103,256
TEGNA, Inc. 1,145,478 22,531,552
Telephone and Data Systems,
Inc. 746,521 28,979,945
Townsquare Media, Inc., Class A 4,064 25,522
#*TripAdvisor, Inc. 439,008 7,050,468
*TrueCar, Inc. 378,641 833,010
*Urban One, Inc. 27,635 16,857
*Urban One, Inc. 21,936 27,859
*Vimeo, Inc. 124,893 974,165
#*Vivid Seats, Inc., Class A 7,944 98,585
*WideOpenWest, Inc. 115,866 594,393
*Yelp, Inc. 238,417 7,862,993
*Ziff Davis, Inc. 264,659 8,971,940
*ZoomInfo Technologies, Inc. 1,275,046 14,306,016
TOTAL COMMUNICATION
SERVICES 375,458,140
CONSUMER DISCRETIONARY — (13.4%)
#*1-800-Flowers.com, Inc., Class
A 237,697 855,709
*Abercrombie & Fitch Co. 81,015 5,877,638
#Academy Sports & Outdoors,
Inc. 441,811 21,158,329
*Adient PLC 498,014 11,548,945
ADT, Inc. 3,502,942 30,966,007
*Adtalem Global Education, Inc. 211,559 20,737,013
#Advance Auto Parts, Inc. 214,807 10,123,854
A-Mark Precious Metals, Inc.,
Class A 152,396 4,050,686
#AMCON Distributing Co. 454 52,072
#*American Axle & Manufacturing
Holdings, Inc. 779,000 4,829,800
#American Eagle Outfitters, Inc. 1,231,747 20,582,492
#*American Outdoor Brands, Inc. 82,820 568,973

49
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*American Public Education, Inc. 108,355 $ 3,628,809
*America's Car-Mart, Inc., Class
MA 32,779 729,005
Aramark 391,105 14,815,057
*Ark Restaurants Corp. 17,598 128,641
Arko Corp. 383,807 1,690,670
*Asbury Automotive Group, Inc. 122,711 28,788,001
Autoliv, Inc. 70,665 8,253,672
*AutoNation, Inc. 193,331 38,641,067
*Barnes & Noble Education, Inc. 3,752 34,256
Bassett Furniture Industries, Inc. 59,278 874,350
*Beazer Homes USA, Inc. 130,814 2,930,234
#*Biglari Holdings, Inc., Class A 379 664,478
#*Biglari Holdings, Inc., Class B 11,842 4,278,633
#*Birkenstock Holding PLC 250,177 9,984,564
#*BJ's Restaurants, Inc. 163,448 5,550,694
Bloomin' Brands, Inc. 2,754 18,810
BorgWarner, Inc. 1,404,692 60,345,568
#Brightstar Lottery PLC 6,318 105,258
Brunswick Corp. 365,744 24,179,336
*Caesars Entertainment, Inc. 127,479 2,562,328
#Caleres, Inc. 218,191 2,408,829
Canterbury Park Holding Corp. 7,625 120,856
*Capri Holdings, Ltd. 204,376 4,240,802
*CarMax, Inc. 299,047 12,533,060
Carriage Services, Inc. 44,695 1,997,866
Carter's, Inc. 218,163 6,850,318
*Cato Corp. (The), Class A 66,618 256,479
#*Cavco Industries, Inc. 3,849 2,039,200
Century Communities, Inc. 208,668 12,394,879
*Champion Homes, Inc. 117,192 7,996,010
*Chegg, Inc. 453,535 480,747
*Citi Trends, Inc. 44,151 1,581,489
Clarus Corp. 166,683 556,721
#Columbia Sportswear Co. 217,649 10,801,920
#*Contextlogic Holdings, Inc. 6,132 46,174
*Cooper-Standard Holdings, Inc. 34,179 1,032,889
#Cracker Barrel Old Country
Store, Inc. 116,310 3,919,647
Cricut, Inc., Class A 79,416 421,699
*Crocs, Inc. 145,039 11,848,236
*Culp, Inc. 68,914 277,034
Dana, Inc. 977,482 19,842,885
#Designer Brands, Inc., Class A 252,782 932,766
*Destination XL Group, Inc. 176,995 176,853
Dick's Sporting Goods, Inc. 67,574 14,964,262
Dillard's, Inc., Class A 3,153 1,892,052
*Dorman Products, Inc. 141,343 18,958,337
#*Dream Finders Homes, Inc.,
Class A 123,621 2,447,696
*Duluth Holdings, Inc., Class B 93,799 257,947
*El Pollo Loco Holdings, Inc. 241,251 2,465,585
Escalade, Inc. 40,844 470,114
Ethan Allen Interiors, Inc. 188,468 4,555,272
*Figs, Inc., Class A 469,058 3,499,173
*First Watch Restaurant Group,
Inc. 322,872 5,324,159
*Five Below, Inc. 1,200 188,724
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Flanigan's Enterprises, Inc. 9,557 $ 302,484
Flexsteel Industries, Inc. 36,782 1,257,577
*Fox Factory Holding Corp. 31,842 704,027
*Funko, Inc., Class A 298,659 931,816
Gap, Inc. (The) 2,352,040 53,744,114
*Genesco, Inc. 77,622 2,251,814
Gentex Corp. 201,146 4,716,874
*Gentherm, Inc. 159,463 5,868,238
*G-III Apparel Group, Ltd. 324,987 8,725,901
#*Global Business Travel Group I 150,461 1,182,623
Golden Entertainment, Inc. 20,498 414,060
*Good Times Restaurants, Inc. 24,864 36,301
*Goodyear Tire & Rubber Co.
(The) 1,650,239 11,370,147
Graham Holdings Co., Class B 23,485 23,769,873
*Green Brick Partners, Inc. 81,746 5,292,236
Group 1 Automotive, Inc. 50,406 20,038,401
*GrowGeneration Corp. 135,214 205,525
#Guess?, Inc. 345,697 5,869,935
#Hamilton Beach Brands Holding
Co., Class A 56,937 801,104
#Harley-Davidson, Inc. 784,989 21,179,003
Haverty Furniture Cos., Inc. 110,555 2,411,205
Haverty Furniture Cos., Inc.,
Class A 700 15,673
*Helen of Troy, Ltd. 72,509 1,350,843
#*Hilton Grand Vacations, Inc. 484,134 20,067,354
Hooker Furnishings Corp. 82,643 750,398
*Hovnanian Enterprises, Inc.,
Class A 23,165 2,785,128
J Jill, Inc. 21,509 324,141
JAKKS Pacific, Inc. 73,944 1,257,048
Jerash Holdings US, Inc. 21,195 71,851
Johnson Outdoors, Inc., Class A 37,550 1,529,411
KB Home 181,683 11,340,653
Kohl's Corp. 621,887 10,118,101
#Krispy Kreme, Inc. 836,208 3,001,987
#Lakeland Industries, Inc. 56,887 936,360
#*Lands' End, Inc. 163,062 2,566,596
#*Latham Group, Inc. 367,079 2,661,323
*Laureate Education, Inc. 184,884 5,367,183
La-Z-Boy, Inc. 289,414 9,174,424
#LCI Industries 153,658 15,902,066
Lear Corp. 338,035 35,375,363
#*Legacy Housing Corp. 99,252 2,228,704
Leggett & Platt, Inc. 48,688 454,746
*LGI Homes, Inc. 153,075 6,246,991
*Life Time Group Holdings, Inc. 606,468 14,997,954
#Lifetime Brands, Inc. 115,217 390,586
*Lincoln Educational Services
Corp. 48,006 932,277
Lithia Motors, Inc. 161,308 50,663,617
#LKQ Corp. 670,083 21,415,853
#*Lovesac Co. (The) 101,737 1,411,092
*M/I Homes, Inc. 93,976 11,764,855
Macy's, Inc. 1,800,711 35,095,857
*Malibu Boats, Inc., Class A 121,567 3,388,072
Marine Products Corp. 56,696 479,081
#*MarineMax, Inc. 139,309 3,450,684

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Marriott Vacations Worldwide
Corp. 219,629 $ 14,491,121
*MasterCraft Boat Holdings, Inc. 92,365 1,852,842
*Mattel, Inc. 1,449,913 26,649,401
#Matthews International Corp.,
Class A 185,104 4,335,136
Meritage Homes Corp. 185,773 12,550,824
*MGM Resorts International 35,980 1,152,439
#*Mister Car Wash, Inc. 708,265 3,959,201
#*Mobileye Global, Inc., Class A 74,274 976,703
*Mohawk Industries, Inc. 388,446 44,143,003
Monarch Casino & Resort, Inc. 9,828 885,208
Monro, Inc. 186,924 2,738,437
*Motorcar Parts of America, Inc. 123,894 2,113,632
Movado Group, Inc. 88,573 1,612,914
Nathan's Famous, Inc. 5,992 634,133
*National Vision Holdings, Inc. 471,103 12,130,902
Newell Brands, Inc. 2,621,342 8,912,563
*ODP Corp. (The) 186,037 5,186,712
OneSpaWorld Holdings, Ltd. 12,618 293,621
#*OneWater Marine, Inc. 91,882 1,426,927
#*Outdoor Holding Co. 67,029 107,246
#Oxford Industries, Inc. 95,335 3,513,095
#Patrick Industries, Inc. 226,313 23,620,288
#*Penn Entertainment, Inc. 46,938 772,599
#Penske Automotive Group, Inc. 130,180 20,837,913
Perdoceo Education Corp. 485,770 15,428,055
#*Petco Health & Wellness Co.,
Inc. 891,952 2,836,407
#*PetMed Express, Inc. 47,065 120,957
Phinia, Inc. 278,860 14,475,623
#Polaris, Inc. 164,377 10,865,320
#*Portillo's, Inc., Class A 368,551 1,971,748
*Pursuit Attractions and
Hospitality, Inc. 25,636 909,565
#PVH Corp. 367,072 28,752,750
RCI Hospitality Holdings, Inc. 36,481 908,742
#*Revolve Group, Inc. 19,871 439,547
Rocky Brands, Inc. 48,955 1,380,041
*Sally Beauty Holdings, Inc. 698,240 10,550,406
#Shoe Carnival, Inc. 180,397 3,306,677
Signet Jewelers, Ltd. 283,048 27,979,295
#Smith & Wesson Brands, Inc. 293,073 2,809,105
#Sonic Automotive, Inc., Class A 157,701 10,018,745
*Sonos, Inc. 124,914 2,144,773
*Sportsman's Warehouse
Holdings, Inc. 91,139 225,113
#Standard Motor Products, Inc. 156,757 5,820,387
#Steven Madden, Ltd. 302,357 10,252,926
*Stoneridge, Inc. 157,767 1,074,393
Strategic Education, Inc. 155,953 11,849,309
*Strattec Security Corp. 26,238 1,609,964
#*Stride, Inc. 114,306 7,777,380
Sturm Ruger & Co., Inc. 55,702 2,362,322
Superior Group of Cos., Inc. 100,382 937,568
Tandy Leather Factory, Inc. 3,338 10,181
*Target Hospitality Corp. 129,760 997,854
*Taylor Morrison Home Corp. 711,720 42,183,644
#Thor Industries, Inc. 334,231 34,877,005
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Tile Shop Holdings, Inc. 205,603 $ 1,287,075
#*Tilly's, Inc., Class A 114,953 175,878
Toll Brothers, Inc. 555,105 74,911,420
*Topgolf Callaway Brands Corp. 1,045,779 9,840,780
*Traeger, Inc. 81,025 74,543
*Tri Pointe Homes, Inc. 633,640 20,181,434
#*Under Armour, Inc., Class A 1,310,960 6,043,526
#*Under Armour, Inc., Class C 1,240,602 5,508,273
*Unifi, Inc. 89,282 398,198
*Universal Electronics, Inc. 66,356 258,125
Upbound Group, Inc. 316,491 6,133,596
*Urban Outfitters, Inc. 321,134 20,748,468
#*Vera Bradley, Inc. 91,846 215,838
#*Victoria's Secret & Co. 292,595 10,313,974
Visteon Corp. 151,708 16,257,029
Weyco Group, Inc. 57,810 1,657,413
#Whirlpool Corp. 148,183 10,614,348
Winnebago Industries, Inc. 179,736 6,777,845
*Zumiez, Inc. 129,070 2,794,365
TOTAL CONSUMER
DISCRETIONARY 1,589,889,949
CONSUMER STAPLES — (5.4%)
#Albertsons Cos., Inc., Class A 895,607 15,843,288
#Alico, Inc. 43,284 1,524,030
Andersons, Inc. (The) 241,856 11,200,351
#B&G Foods, Inc. 496,610 1,986,440
*BellRing Brands, Inc. 191,859 5,780,712
*Boston Beer Co., Inc. (The),
Class A 37,186 7,697,130
Bunge Global SA 388,987 36,798,170
#Calavo Growers, Inc. 106,738 2,370,651
Cal-Maine Foods, Inc. 263,011 23,092,366
#Campbell's Co. (The) 1,095,061 32,994,188
*Central Garden & Pet Co. 65,728 2,015,878
*Central Garden & Pet Co., Class
A 375,903 10,453,862
*Coffee Holding Co., Inc. 16,381 66,834
Conagra Brands, Inc. 2,558,474 43,980,168
*Coty, Inc., Class A 1,359,151 5,395,829
*Darling Ingredients, Inc. 922,273 29,558,850
Dole PLC 483,662 6,161,854
#Edgewell Personal Care Co. 336,774 6,530,048
*Farmer Bros Co. 33,011 58,099
#Flowers Foods, Inc. 758,978 9,054,608
Fresh Del Monte Produce, Inc. 385,049 13,611,482
*Freshpet, Inc. 893 43,945
#*Grocery Outlet Holding Corp. 592,871 8,068,974
*Hain Celestial Group, Inc. (The) 390,222 452,657
*HF Foods Group, Inc. 18,569 40,109
*Honest Co., Inc. (The) 93,051 317,304
Hormel Foods Corp. 972,174 20,989,237
#Ingles Markets, Inc., Class A 98,390 6,798,749
Ingredion, Inc. 372,355 42,973,491
#J&J Snack Foods Corp. 52,061 4,406,964
J.M. Smucker Co. (The) 438,578 45,414,752
John B. Sanfilippo & Son, Inc. 36,215 2,273,578
Limoneira Co. 65,456 924,893
*Mannatech, Inc. 2,523 24,826

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Maplebear, Inc. 266,692 $ 9,830,267
#*Medifast, Inc. 16,289 195,794
MGP Ingredients, Inc. 49,960 1,209,032
#*Mission Produce, Inc. 329,849 3,799,860
#Molson Coors Beverage Co.,
Class B 1,125,711 49,216,085
*Natural Alternatives International,
Inc. 24,259 67,683
*Nature's Sunshine Products, Inc. 91,863 1,238,313
Nu Skin Enterprises, Inc., Class A 247,983 2,658,378
Oil-Dri Corp. of America 53,411 2,958,435
#*Olaplex Holdings, Inc. 56,017 58,258
*Performance Food Group Co. 123,362 11,934,040
#Pilgrim's Pride Corp. 409,847 15,615,171
#*Post Holdings, Inc. 209,404 21,763,358
PriceSmart, Inc. 182,250 20,947,815
Reynolds Consumer Products,
Inc. 460,885 11,264,029
Seaboard Corp. 5,388 18,157,452
*Seneca Foods Corp., Class A 34,599 3,730,983
*Seneca Foods Corp., Class B 1,786 196,281
*Simply Good Foods Co. (The) 579,018 11,331,382
#Spectrum Brands Holdings, Inc. 158,157 8,521,499
#Tootsie Roll Industries, Inc. 72,359 2,553,549
*TreeHouse Foods, Inc. 329,957 6,005,217
*United Natural Foods, Inc. 374,487 14,099,436
Universal Corp. 188,830 9,569,904
*USANA Health Sciences, Inc. 109,911 2,324,618
Utz Brands, Inc. 220,886 2,325,930
Village Super Market, Inc., Class
A 71,715 2,249,700
#Weis Markets, Inc. 188,251 11,923,818
*Willamette Valley Vineyards, Inc. 3,095 9,904
TOTAL CONSUMER STAPLES 644,660,508
ENERGY — (8.7%)
#*Amplify Energy Corp. 267,741 1,215,544
*Antero Resources Corp. 1,160,083 35,858,166
APA Corp. 2,258,084 51,145,603
Archrock, Inc. 586,045 14,809,357
Ardmore Shipping Corp. 275,015 3,462,439
#Atlas Energy Solutions, Inc. 248,573 3,077,334
Berry Corp. 499,743 1,684,134
*Bristow Group, Inc. 180,012 7,326,488
Cactus, Inc., Class A 152,906 6,753,858
California Resources Corp. 457,009 21,557,115
Chord Energy Corp. 112,281 10,186,132
Civitas Resources, Inc. 401,336 11,570,517
*Clean Energy Fuels Corp. 992,580 2,838,779
#*CNX Resources Corp. 1,042,196 35,080,317
#*Comstock Resources, Inc. 1,259,404 23,613,825
#Core Laboratories, Inc. 179,160 2,855,810
Core Natural Resources, Inc. 238,575 18,847,425
#Crescent Energy Co., Class A 1,340,012 11,296,301
Delek US Holdings, Inc. 4,921 185,817
DHT Holdings, Inc. 1,121,441 14,892,736
*DMC Global, Inc. 123,581 996,063
Dorian LPG, Ltd. 300,731 8,676,089
DT Midstream, Inc. 275,262 30,138,436
Shares Value†
ENERGY — (Continued)
#Energy Services of America
Corp. 33,862 $ 371,127
Epsilon Energy, Ltd. 96,110 461,328
Evolution Petroleum Corp. 211,288 925,441
#*Expro Group Holdings NV 655,225 8,897,955
*Forum Energy Technologies, Inc. 76,776 2,056,061
#FutureFuel Corp. 267,748 1,052,250
#*Geospace Technologies Corp. 59,269 1,501,876
*Gran Tierra Energy, Inc. 1,477 5,066
#Granite Ridge Resources, Inc. 326,777 1,725,383
*Green Plains, Inc. 66,096 679,467
*Gulf Island Fabrication, Inc. 101,892 795,776
*Gulfport Energy Corp. 60,485 11,250,815
*Helix Energy Solutions Group,
Inc. 972,621 6,536,013
Helmerich & Payne, Inc. 641,631 16,849,230
HF Sinclair Corp. 951,523 49,098,587
#HighPeak Energy, Inc. 3,693 24,558
*Innovex International, Inc. 189,165 3,796,542
International Seaways, Inc. 348,277 17,842,231
#Kodiak Gas Services, Inc. 359,528 13,259,393
#*Kosmos Energy, Ltd. 1,321,622 2,074,947
Liberty Energy, Inc. 1,082,716 19,607,987
#Magnolia Oil & Gas Corp., Class
A 1,003,835 22,546,134
*Mammoth Energy Services, Inc. 94,469 192,717
Matador Resources Co. 798,183 31,496,301
Mexco Energy Corp. 4,723 43,452
#*MIND Technology, Inc. 12,628 139,034
#Murphy Oil Corp. 924,363 26,159,473
#*Nabors Industries, Ltd. 47,361 2,297,956
NACCO Industries, Inc., Class A 35,590 1,504,745
*National Energy Services
Reunited Corp. 44,238 558,284
Natural Gas Services Group, Inc. 91,640 2,551,258
*NCS Multistage Holdings, Inc. 1,848 67,822
Noble Corp. PLC 448,253 13,156,226
#Nordic American Tankers, Ltd. 1,410,120 5,189,242
#Northern Oil & Gas, Inc. 611,700 13,536,921
#NOV, Inc. 2,249,951 32,849,285
*Oceaneering International, Inc. 360,856 8,404,336
*Oil States International, Inc. 404,173 2,412,913
Ovintiv, Inc. 1,526,983 57,277,132
*Par Pacific Holdings, Inc. 119,799 4,789,564
Patterson-UTI Energy, Inc. 2,386,937 14,966,095
PBF Energy, Inc., Class A 42,775 1,461,622
Peabody Energy Corp. 788,403 21,618,010
Permian Resources Corp. 4,592,315 57,679,476
#*PrimeEnergy Resources Corp. 8,209 1,110,185
*ProPetro Holding Corp. 716,985 7,442,304
Range Resources Corp. 801,471 28,492,294
Ranger Energy Services, Inc. 140,307 1,927,818
*REX American Resources Corp. 234,588 7,513,854
Riley Exploration Permian, Inc. 68,893 1,792,596
#RPC, Inc. 1,294,813 6,733,028
SandRidge Energy, Inc. 171,680 2,044,709
Scorpio Tankers, Inc. 350,335 21,615,669
*SEACOR Marine Holdings, Inc. 160,852 1,023,019

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
ENERGY — (Continued)
#*Seadrill, Ltd. 391,571 $ 12,357,981
Select Water Solutions, Inc. 765,560 8,849,874
#SFL Corp., Ltd. 1,119,214 8,349,336
SM Energy Co. 749,256 15,651,958
Smart Sand, Inc. 95,880 206,142
*Stabilis Solutions, Inc. 1,068 5,329
*Talos Energy, Inc. 1,156,199 11,342,312
#Teekay Corp., Ltd. 595,955 5,733,087
Teekay Tankers, Ltd., Class A 211,002 12,871,122
*TETRA Technologies, Inc. 472,685 3,337,156
#*Tidewater, Inc. 192,226 9,724,713
*TOP Ships, Inc. 4,995 29,970
#*Transocean, Ltd. 5,020,723 19,279,576
#VAALCO Energy, Inc. 652,158 2,562,981
#*Valaris, Ltd. 370,709 20,804,189
Viper Energy, Inc., Class A 169,891 6,381,106
#*Vital Energy, Inc. 75,679 1,188,917
#Vitesse Energy, Inc. 176,411 3,836,939
Weatherford International PLC 47,656 3,511,771
World Kinect Corp. 450,454 11,644,236
TOTAL ENERGY 1,035,142,487
FINANCIALS — (27.8%)
1st Source Corp. 165,080 9,812,355
*Acacia Research Corp. 380,249 1,319,464
#ACNB Corp. 36,412 1,645,094
Affiliated Managers Group, Inc. 18,382 4,374,181
Affinity Bancshares, Inc. 4,123 78,213
Alerus Financial Corp. 69,762 1,473,373
Ally Financial, Inc. 1,766,871 68,854,963
Amalgamated Financial Corp. 184,167 5,020,392
*Ambac Financial Group, Inc. 233,723 1,918,866
Amerant Bancorp, Inc. 76,320 1,279,886
American Coastal Insurance
Corp. 33,930 401,731
American Financial Group, Inc. 69,744 9,183,890
Ameris Bancorp 462,856 33,149,747
AMERISAFE, Inc. 248 9,940
AmeriServ Financial, Inc. 93,747 285,928
Ames National Corp. 26,196 546,449
Arrow Financial Corp. 94,842 2,645,143
Associated Banc-Corp. 1,168,998 28,956,080
Associated Capital Group, Inc.,
Class A 5,628 205,422
Assurant, Inc. 53,701 11,369,576
Assured Guaranty, Ltd. 302,360 24,364,169
Atlantic American Corp. 9,607 27,188
Atlantic Union Bankshares Corp. 838,048 27,253,321
#*Atlanticus Holdings Corp. 82,696 4,557,377
Auburn National Bancorp, Inc. 804 20,856
Axis Capital Holdings, Ltd. 311,791 29,202,345
*Axos Financial, Inc. 285,538 22,266,253
Banc of California, Inc. 680,855 11,554,109
BancFirst Corp. 3,449 375,458
Bank First Corp. 7,014 856,550
Bank of Hawaii Corp. 66,325 4,306,482
Bank of Marin Bancorp 91,181 2,347,911
Bank of NT Butterfield & Son, Ltd.
(The) 188,808 8,734,258
Shares Value†
FINANCIALS — (Continued)
Bank of the James Financial
Group, Inc. 4,961 $ 84,089
Bank OZK 794,351 35,737,851
Bank7 Corp. 13,180 547,102
#BankFinancial Corp. 41,985 463,934
BankUnited, Inc. 455,930 18,273,674
Bankwell Financial Group, Inc. 35,371 1,533,333
Banner Corp. 238,494 14,402,653
Bar Harbor Bankshares 90,988 2,668,678
BayCom Corp. 58,929 1,606,405
BCB Bancorp, Inc. 101,516 806,037
Beacon Financial Corp. 548,021 13,338,831
*Blue Foundry Bancorp 95,507 786,978
#BOK Financial Corp. 349,565 36,557,508
*Bowhead Specialty Holdings,
Inc. 409 9,800
Bread Financial Holdings, Inc. 335,874 21,042,506
*Bridgewater Bancshares, Inc. 121,071 1,992,829
*Brighthouse Financial, Inc. 393,002 22,428,624
*Broadway Financial Corp. 6,152 38,265
Burke & Herbert Financial
Services Corp. 16,151 950,648
Business First Bancshares, Inc. 114,893 2,817,176
*BV Financial, Inc. 8,426 137,344
Byline Bancorp, Inc. 260,855 6,975,263
C&F Financial Corp. 20,894 1,429,359
#Cadence Bank 1,078,251 40,693,193
*California Bancorp 21,965 406,133
*California First Leasing Corp. 1,274 28,346
Camden National Corp. 97,845 3,732,787
Capital Bancorp, Inc. 42,841 1,190,766
Capital City Bank Group, Inc. 114,381 4,449,421
Capitol Federal Financial, Inc. 814,525 4,919,731
*Carter Bankshares, Inc. 134,942 2,304,809
Cass Information Systems, Inc. 517 20,437
Cathay General Bancorp 481,098 21,865,904
#CB Financial Services, Inc. 3,687 119,348
Central Pacific Financial Corp. 162,025 4,619,333
CF Bankshares, Inc. 3,739 86,745
Chemung Financial Corp. 19,404 983,201
ChoiceOne Financial Services,
Inc. 12,725 364,444
Citizens & Northern Corp. 88,296 1,709,411
Citizens Community Bancorp, Inc. 48,972 766,412
Citizens Financial Services, Inc. 2,032 111,333
#*Citizens, Inc. 40,260 224,248
City Holding Co. 23,745 2,799,061
Civista Bancshares, Inc. 95,293 2,051,658
CNB Financial Corp. 134,870 3,317,802
CNO Financial Group, Inc. 612,182 24,499,524
Cohen & Co., Inc. 1,786 17,146
Colony Bankcorp, Inc. 89,892 1,437,373
Columbia Banking System, Inc. 1,480,654 39,681,527
*Columbia Financial, Inc. 110,004 1,622,559
Comerica, Inc. 732,849 56,062,948
Commerce Bancshares, Inc. 188,753 9,934,070
Community Financial System, Inc. 257,815 14,303,576
Community Trust Bancorp, Inc. 132,086 6,762,143

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Community West Bancshares 94,404 $ 1,999,477
ConnectOne Bancorp, Inc. 298,218 7,175,125
*Consumer Portfolio Services,
Inc. 133,992 1,125,533
Crawford & Co., Class A 126 1,365
#Cullen/Frost Bankers, Inc. 64,433 7,934,280
*Customers Bancorp, Inc. 216,914 14,559,268
CVB Financial Corp. 819,534 15,054,840
Diamond Hill Investment Group,
Inc. 2,026 260,037
DigitalBridge Group, Inc. 80,457 951,806
Dime Community Bancshares,
Inc. 248,443 6,521,629
#Dominari Holdings, Inc. 7,034 35,944
Donegal Group, Inc., Class A 172,070 3,226,312
Donegal Group, Inc., Class B 6,421 97,856
Eagle Bancorp Montana, Inc. 19,042 309,052
Eagle Bancorp, Inc. 112,959 1,892,063
Eagle Financial Services, Inc. 322 11,660
East West Bancorp, Inc. 74,357 7,554,671
Eastern Bankshares, Inc. 493,518 8,651,371
*eHealth, Inc. 184,514 957,628
Employers Holdings, Inc. 178,679 6,813,030
Enact Holdings, Inc. 267,861 9,567,995
*Encore Capital Group, Inc. 61,945 2,575,673
*Enova International, Inc. 152,132 18,190,423
Enterprise Financial Services
Corp. 249,969 13,090,877
Equity Bancshares, Inc., Class A 110,319 4,469,023
Essent Group, Ltd. 596,674 36,140,544
*Euronet Worldwide, Inc. 3,853 292,289
Everest Group, Ltd. 20,120 6,328,142
EVERTEC, Inc. 183 5,210
#*EZCORP, Inc., Class A 354,543 6,470,410
F&G Annuities & Life, Inc. 62,220 1,844,823
Farmers & Merchants Bancorp,
Inc. 18,427 440,405
Farmers National Banc Corp. 171,283 2,223,253
FB Financial Corp. 288,441 15,578,698
#Federal Agricultural Mortgage
Corp., Class A 2,759 330,804
Federal Agricultural Mortgage
Corp., Class C 55,910 8,869,562
Fidelis Insurance Holdings, Ltd. 247,566 4,451,237
#*Finance Of America Cos., Inc.,
Class A 6,989 153,758
Financial Institutions, Inc. 99,787 2,836,944
#Finward Bancorp 1,771 62,251
#*Finwise Bancorp 5,804 111,379
First American Financial Corp. 553,356 34,590,284
First Bancorp 1,077,691 21,004,198
#First Bancorp 235,695 11,440,635
First Bancorp, Inc. (The) 65,796 1,631,083
First Bank 98,884 1,544,568
First Busey Corp. 513,073 11,472,312
First Business Financial Services,
Inc. 48,960 2,477,866
First Capital, Inc. 1,074 46,236
Shares Value†
FINANCIALS — (Continued)
First Commonwealth Financial
Corp. 708,122 $ 10,827,185
First Community Bankshares, Inc. 105,836 3,422,736
First Community Corp. 24,070 645,317
First Financial Bancorp 656,350 15,365,153
#First Financial Bankshares, Inc. 18,641 575,820
First Financial Corp. 75,475 4,024,327
*First Financial Northwest, Inc. 74,588 89,506
*First Foundation, Inc. 421,054 2,290,534
First Hawaiian, Inc. 769,371 18,872,671
First Horizon Corp. 3,044,197 65,024,048
First Internet Bancorp 52,671 934,384
First Interstate BancSystem, Inc.,
Class A 610,790 19,087,187
First Merchants Corp. 408,223 14,483,752
First Mid Bancshares, Inc. 116,325 4,156,292
First National Corp. 2,806 63,191
First Northwest Bancorp 49,370 447,786
First United Corp. 37,924 1,309,516
First US Bancshares, Inc. 230 2,960
*First Western Financial, Inc. 31,141 719,046
FirstCash Holdings, Inc. 3,344 530,024
#*FirstSun Capital Bancorp 18,724 637,365
#Five Star Bancorp 25,323 899,220
Flushing Financial Corp. 132,289 1,808,391
#FNB Corp. 2,260,690 35,538,047
Franklin Financial Services Corp. 3,587 162,491
Franklin Resources, Inc. 2,279,761 51,545,396
FS Bancorp, Inc. 40,379 1,562,264
Fulton Financial Corp. 1,294,858 22,491,683
FVCBankcorp, Inc. 28,648 350,079
*Genworth Financial, Inc. 2,898,991 24,467,484
German American Bancorp, Inc. 129,581 4,994,052
Glacier Bancorp, Inc. 104,206 4,256,815
Globe Life, Inc. 307,608 40,453,528
Great Southern Bancorp, Inc. 78,804 4,389,383
*Green Dot Corp., Class A 331,991 3,854,416
*Greenlight Capital Re, Ltd.,
Class A 208,246 2,523,942
*Hamilton Insurance Group, Ltd.,
Class B 62,231 1,473,008
Hancock Whitney Corp. 522,726 29,852,882
Hanmi Financial Corp. 188,527 4,977,113
#Hanover Bancorp, Inc. 1,859 38,500
Hanover Insurance Group, Inc.
(The) 16,911 2,889,752
#HarborOne Bancorp, Inc. 261,538 3,164,610
Hawthorn Bancshares, Inc. 19,698 595,077
HBT Financial, Inc. 41,176 1,004,283
HCI Group, Inc. 114 23,257
Hennessy Advisors, Inc. 3,429 33,433
Heritage Commerce Corp. 391,873 4,075,479
Heritage Financial Corp. 212,976 4,725,937
*Heritage Insurance Holdings, Inc. 194,426 4,594,286
Hilltop Holdings, Inc. 246,044 7,947,221
#Hingham Institution For Savings
(The) 4,459 1,312,105
Home Bancorp, Inc. 44,785 2,380,323
Home BancShares, Inc. 639,156 17,071,857

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Home Federal Bancorp, Inc. of
Louisiana 790 $ 12,893
HomeTrust Bancshares, Inc. 69,723 2,740,811
Hope Bancorp, Inc. 789,039 8,277,019
Horace Mann Educators Corp. 273,863 12,244,415
Horizon Bancorp, Inc. 265,182 4,136,839
Huntington Bancshares, Inc. 348,059 5,374,031
IF Bancorp, Inc. 89 2,290
Independent Bank Corp. 119,833 3,621,353
Independent Bank Corp. 286,600 19,285,314
International Bancshares Corp. 414,845 27,537,411
*International Money Express,
Inc. 220 3,276
Invesco, Ltd. 2,551,611 60,473,181
Investar Holding Corp. 45,662 1,084,929
Investors Title Co. 10,636 2,750,363
Isabella Bank Corp. 54 1,930
Jackson Financial, Inc., Class A 481,399 48,529,833
James River Group Holdings, Ltd. 13,643 69,579
Janus Henderson Group PLC 842,664 36,706,444
Kearny Financial Corp. 397,411 2,539,456
Kemper Corp. 293,144 13,188,549
Lake Shore Bancorp, Inc. 3,125 43,187
Lakeland Financial Corp. 14,596 832,702
Landmark Bancorp, Inc. 6,696 172,020
LCNB Corp. 29,287 449,848
*LendingClub Corp. 689,480 11,990,057
Lincoln National Corp. 427,353 17,948,826
LINKBANCORP, Inc. 1,151 8,092
Live Oak Bancshares, Inc. 182,799 5,692,361
Magyar Bancorp, Inc. 9,232 159,252
MainStreet Bancshares, Inc. 7,725 143,299
*Mechanics Bancorp 81,868 1,096,213
Medallion Financial Corp. 186 1,828
Mercantile Bank Corp. 97,771 4,287,258
Merchants Bancorp 189,793 5,919,644
Mercury General Corp. 327,144 25,288,231
Meridian Corp. 35,169 502,565
Metrocity Bankshares, Inc. 47,342 1,212,429
Metropolitan Bank Holding Corp. 61,885 4,101,119
MGIC Investment Corp. 1,590,610 43,614,526
Mid Penn Bancorp, Inc. 71,574 2,036,280
Middlefield Banc Corp. 4,782 155,893
Midland States Bancorp, Inc. 133,425 1,953,342
MidWestOne Financial Group,
Inc. 76,237 2,820,007
MVB Financial Corp. 42,154 1,078,299
National Bank Holdings Corp.,
Class A 237,719 8,477,060
National Bankshares, Inc. 11,812 338,178
#Navient Corp. 944,537 11,551,688
NBT Bancorp, Inc. 347,056 14,045,356
Nelnet, Inc., Class A 171,300 22,106,265
*NerdWallet, Inc., Class A 98,113 1,144,979
*NI Holdings, Inc. 23,116 305,131
#Nicolet Bankshares, Inc. 83,149 9,823,223
*NMI Holdings, Inc. 529,776 19,299,740
Northeast Bank 47,616 4,108,308
Shares Value†
FINANCIALS — (Continued)
Northeast Community Bancorp,
Inc. 43,488 $ 854,104
Northfield Bancorp, Inc. 269,676 2,756,089
Northrim Bancorp, Inc. 126,057 2,770,733
Northwest Bancshares, Inc. 998,354 11,690,725
#Norwood Financial Corp. 12,592 335,073
Oak Valley Bancorp 13,136 358,350
OceanFirst Financial Corp. 354,381 6,442,647
OFG Bancorp 302,047 11,677,137
Ohio Valley Banc Corp. 5,351 187,285
#Old National Bancorp 1,873,383 38,273,215
Old Republic International Corp. 793,714 31,319,954
Old Second Bancorp, Inc. 278,543 4,999,847
OneMain Holdings, Inc. 671,283 39,733,241
*Onity Group, Inc. 49,243 1,845,135
OP Bancorp 68,932 920,242
*Oportun Financial Corp. 186,008 991,423
Oppenheimer Holdings, Inc.,
Class A 20,882 1,456,728
*OptimumBank Holdings, Inc. 8,337 34,098
Orange County Bancorp, Inc. 5,913 144,573
Origin Bancorp, Inc. 160,293 5,555,755
Orrstown Financial Services, Inc. 61,257 2,038,633
Park National Corp. 46,675 7,103,468
Parke Bancorp, Inc. 60,039 1,297,443
Pathfinder Bancorp, Inc. 1,123 17,182
Pathward Financial, Inc. 114,738 7,809,068
*Payoneer Global, Inc. 12,933 74,882
#*Paysafe, Ltd. 344,030 3,787,770
PCB Bancorp 53,325 1,123,558
Peapack-Gladstone Financial
Corp. 112,581 2,848,299
PennyMac Financial Services,
Inc. 214,970 27,045,376
Peoples Bancorp of North
Carolina, Inc. 12,611 371,142
Peoples Bancorp, Inc. 214,884 6,145,682
Peoples Financial Services Corp. 25,657 1,142,763
Pinnacle Financial Partners, Inc. 299,864 25,551,411
*Pioneer Bancorp, Inc. 19,723 259,160
Plumas Bancorp 11,837 485,790
*Ponce Financial Group, Inc. 122,201 1,724,256
Popular, Inc. 401,427 44,747,068
*PRA Group, Inc. 242,985 3,331,324
Preferred Bank/Los Angeles CA 76,895 6,939,774
Primis Financial Corp. 117,429 1,278,215
Princeton Bancorp, Inc. 8,650 268,842
*ProAssurance Corp. 293,013 7,017,661
PROG Holdings, Inc. 71,143 2,058,167
Prosperity Bancshares, Inc. 558,092 36,733,615
*Provident Bancorp, Inc. 51,738 659,659
Provident Financial Holdings, Inc. 34,104 532,704
Provident Financial Services, Inc. 843,352 15,424,908
QCR Holdings, Inc. 117,885 8,769,465
Radian Group, Inc. 616,054 20,908,873
RBB Bancorp 101,727 1,895,174
Red River Bancshares, Inc. 9,698 640,650
Regional Management Corp. 61,463 2,418,569

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Reinsurance Group of America,
Inc. 175,566 $ 32,033,772
RenaissanceRe Holdings, Ltd. 171,339 43,535,527
#Renasant Corp. 636,659 21,410,842
*Repay Holdings Corp. 457,063 1,960,800
Republic Bancorp, Inc., Class A 65,202 4,296,812
#Richmond Mutual Bancorp, Inc. 5,575 74,315
Riverview Bancorp, Inc. 158,017 818,528
RLI Corp. 7,568 446,209
Rocket Cos., Inc., Class A 2,194,852 36,566,234
S&T Bancorp, Inc. 241,610 8,852,590
Safety Insurance Group, Inc. 97,856 6,725,643
SB Financial Group, Inc. 8,560 167,434
Seacoast Banking Corp. of
Florida 362,524 10,984,477
*Security National Financial
Corp., Class A 61,355 488,999
Selective Insurance Group, Inc. 26,667 2,009,092
*Selectquote, Inc. 221,769 461,280
ServisFirst Bancshares, Inc. 10,597 744,651
Shore Bancshares, Inc. 208,070 3,247,973
Sierra Bancorp 90,457 2,603,352
Silvercrest Asset Management
Group, Inc., Class A 51 721
Simmons First National Corp.,
Class A 762,432 13,251,068
*SiriusPoint, Ltd. 784,952 14,286,126
*Skyward Specialty Insurance
Group, Inc. 14,212 647,925
SLM Corp. 229,545 6,163,283
SmartFinancial, Inc. 84,457 2,953,461
Sound Financial Bancorp, Inc. 1,157 51,648
South Plains Financial, Inc. 62,578 2,284,097
*Southern First Bancshares, Inc. 46,662 2,045,662
Southern Missouri Bancorp, Inc. 57,076 2,993,065
Southside Bancshares, Inc. 166,411 4,679,477
SOUTHSTATE BANK Corp. 595,421 52,784,072
Stellar Bancorp, Inc. 235,761 6,938,446
*Sterling Bancorp, Inc. 61,298 –
Stewart Information Services
Corp. 187,268 12,784,786
Stifel Financial Corp. 70,751 8,379,041
#Stock Yards Bancorp, Inc. 40,805 2,653,141
*StoneX Group, Inc. 103,358 9,500,667
Summit State Bank 639 7,010
SWK Holdings Corp. 7,215 116,811
Synovus Financial Corp. 373,267 16,662,639
*Texas Capital Bancshares, Inc. 350,720 29,404,365
#TFS Financial Corp. 188,734 2,510,162
*Third Coast Bancshares, Inc. 37,094 1,363,205
Timberland Bancorp, Inc. 51,490 1,653,859
Tiptree, Inc. 214,876 3,805,454
Tompkins Financial Corp. 80,994 5,139,879
Towne Bank 486,031 15,800,868
TriCo Bancshares 197,805 8,748,915
*Triumph Financial, Inc. 89,960 4,899,222
TrustCo Bank Corp. 143,977 5,429,373
Trustmark Corp. 463,930 17,267,475
UMB Financial Corp. 302,588 32,340,605
Shares Value†
FINANCIALS — (Continued)
*<Unico American Corp. 26,066 $ 782
Union Bankshares, Inc. 1,046 23,870
United Bancorp, Inc. 3,298 43,204
#United Bancshares, Inc. 1,339 46,945
United Bankshares, Inc. 824,155 29,496,507
United Community Banks, Inc. 718,626 20,983,879
United Fire Group, Inc. 150,153 4,539,125
United Security Bancshares 88,265 808,949
Unity Bancorp, Inc. 57,230 2,598,814
Universal Insurance Holdings, Inc. 186,342 5,743,060
Univest Financial Corp. 188,181 5,524,994
Unum Group 711,038 52,204,410
USCB Financial Holdings, Inc. 2,483 42,857
Valley National Bancorp 3,171,973 34,479,347
*Velocity Financial, Inc. 34,965 651,048
Victory Capital Holdings, Inc.,
Class A 45,030 2,804,018
Virginia National Bankshares
Corp. 4,044 160,870
Virtus Investment Partners, Inc. 44,881 7,307,524
Voya Financial, Inc. 251,259 18,708,745
WaFd, Inc. 541,083 15,707,639
Walker & Dunlop, Inc. 160,178 12,801,426
Washington Trust Bancorp, Inc. 96,383 2,625,473
Waterstone Financial, Inc. 121,138 1,853,411
Webster Financial Corp. 957,781 54,631,828
WesBanco, Inc. 566,647 17,056,075
West Bancorp, Inc. 93,848 1,996,147
Westamerica Bancorp 66,955 3,190,406
#Western Alliance Bancorp 350,622 27,120,612
Western New England Bancorp,
Inc. 118,394 1,346,140
#Western Union Co. (The) 9,992 93,225
Westwood Holdings Group, Inc. 30,684 513,957
#White Mountains Insurance
Group, Ltd. 17,286 32,922,224
Wintrust Financial Corp. 268,883 34,960,168
*World Acceptance Corp. 25,954 3,308,356
WSFS Financial Corp. 415,352 21,635,686
WVS Financial Corp. 604 7,574
Zions Bancorp NA 849,836 44,284,954
TOTAL FINANCIALS 3,309,733,523
HEALTH CARE — (6.8%)
#*Acadia Healthcare Co., Inc. 281,754 6,057,711
Acme United Corp. 12,384 470,716
*AdaptHealth Corp. 797,890 7,173,031
*Addus HomeCare Corp. 85,080 9,945,001
#*Adverum Biotechnologies, Inc. 44,812 192,692
*Agios Pharmaceuticals, Inc. 102,530 4,433,397
*Align Technology, Inc. 79,335 10,938,710
*Alkermes PLC 72,535 2,226,825
#*Allogene Therapeutics, Inc. 129,484 160,560
*Alumis, Inc. 1 5
*American Shared Hospital
Services 5,572 12,593
*AMN Healthcare Services, Inc. 60,725 1,195,675
#*Amphastar Pharmaceuticals,
Inc. 201,233 5,131,442

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*AngioDynamics, Inc. 94,461 $ 1,136,366
*Anika Therapeutics, Inc. 83,755 816,611
*Astrana Health, Inc. 76,234 2,379,263
#*Astria Therapeutics, Inc. 15,180 191,723
#*Atea Pharmaceuticals, Inc. 206,158 670,013
*Avanos Medical, Inc. 233,664 2,596,007
#*Avantor, Inc. 1,223,385 14,460,411
#*Azenta, Inc. 202,426 6,113,265
*BioMarin Pharmaceutical, Inc. 113,912 6,102,266
#*Bio-Rad Laboratories, Inc.,
Class A 124,819 39,885,911
*Black Diamond Therapeutics,
Inc. 82,055 317,553
#*BrightSpring Health Services,
Inc. 362,661 11,985,946
*CareCloud, Inc. 228 673
*CareDx, Inc. 56,272 844,080
#*Caribou Biosciences, Inc. 76,111 184,189
*Castle Biosciences, Inc. 176,440 4,499,220
*Catalyst Pharmaceuticals, Inc. 98,810 2,101,689
*Centene Corp. 4,734 167,442
#*Certara, Inc. 1,077,326 12,529,301
*Charles River Laboratories
International, Inc. 76,435 13,763,650
Concentra Group Holdings
Parent, Inc. 31,942 636,285
#CONMED Corp. 120,760 5,313,440
*Cooper Cos., Inc. (The) 204,639 14,306,312
*Cross Country Healthcare, Inc. 148,559 1,821,333
*Cullinan Therapeutics, Inc. 151,163 1,309,072
*Cumberland Pharmaceuticals,
Inc. 39,281 117,450
*CureVac NV 6,996 37,359
*Cytek Biosciences, Inc. 199,668 778,705
*Definitive Healthcare Corp. 97,483 270,028
DENTSPLY SIRONA, Inc. 475,429 5,995,160
*Design Therapeutics, Inc. 256 1,715
#*DocGo, Inc. 128,832 140,427
#*Dynavax Technologies Corp. 286,973 2,944,343
*Editas Medicine, Inc. 369,444 1,137,888
#*Elanco Animal Health, Inc. 2,816,987 62,396,262
#*Emergent BioSolutions, Inc. 322,705 4,027,358
*Enanta Pharmaceuticals, Inc. 2,398 26,282
*Enhabit, Inc. 277,140 2,253,148
#*Enovis Corp. 364,692 11,392,978
*Entrada Therapeutics, Inc. 32,762 227,696
#*Envista Holdings Corp. 1,051,619 21,400,447
*Evolent Health, Inc., Class A 513,960 3,428,113
*Fate Therapeutics, Inc. 496,490 670,261
*FONAR Corp. 38,459 578,423
*Fulcrum Therapeutics, Inc. 76,678 670,933
#*Fulgent Genetics, Inc. 162,454 3,647,092
*Globus Medical, Inc. 71,596 4,323,682
#*GoodRx Holdings, Inc., Class A 350,689 1,181,822
*Haemonetics Corp. 28,022 1,401,380
*Harmony Biosciences Holdings,
Inc. 168,941 4,826,644
*Health Catalyst, Inc. 405,811 1,310,770
HealthStream, Inc. 180,770 4,446,942
Shares Value†
HEALTH CARE — (Continued)
#*Henry Schein, Inc. 93,070 $ 5,882,024
*Hologic, Inc. 26,836 1,983,449
*ICON PLC 55,425 9,523,124
*ICU Medical, Inc. 90,225 10,835,120
*ImmuCell Corp. 3,611 22,388
*InfuSystem Holdings, Inc. 51,194 530,370
*Innoviva, Inc. 507,724 9,240,577
*Inogen, Inc. 146,007 1,203,098
#*Instil Bio, Inc. 15,332 270,456
*Integer Holdings Corp. 130,021 8,395,456
#*Integra LifeSciences Holdings
Corp. 443,423 5,325,510
#*Jazz Pharmaceuticals PLC 277,225 38,157,249
*Kewaunee Scientific Corp. 17,687 739,670
*LENSAR, Inc. 8,789 108,105
*LifeStance Health Group, Inc. 747,610 3,663,289
*Ligand Pharmaceuticals, Inc. 13,422 2,567,763
*LivaNova PLC 208,366 10,966,303
*MaxCyte, Inc. 85,563 131,767
*Merit Medical Systems, Inc. 254 22,235
Mesa Laboratories, Inc. 10,641 764,981
*Molina Healthcare, Inc. 105,319 16,120,126
#*Monte Rosa Therapeutics, Inc. 77,564 996,697
*Myriad Genetics, Inc. 148,900 1,197,156
National HealthCare Corp. 94,261 11,258,534
#*Neogen Corp. 1,231,098 7,595,875
*NeoGenomics, Inc. 291,403 2,847,007
#*OmniAb, Inc. 278,256 431,297
*Omnicell, Inc. 229,550 7,705,994
*OptimizeRx Corp. 46,899 960,961
*OraSure Technologies, Inc. 443,699 1,215,735
*Organogenesis Holdings, Inc. 208,891 887,787
Organon & Co. 4,122 27,824
*Orthofix Medical, Inc. 173,066 2,672,139
*OrthoPediatrics Corp. 70,773 1,191,817
*Owens & Minor, Inc. 439,879 1,746,320
#*Pacira BioSciences, Inc. 186,262 3,982,282
*<PDL BioPharma, Inc. 463,418 194,636
*Pediatrix Medical Group, Inc. 400,856 6,802,526
#*Pennant Group, Inc. (The) 20,491 506,742
#Perrigo Co. PLC 842,978 17,483,364
#Premier, Inc., Class A 513,635 14,443,416
*Prestige Consumer Healthcare,
Inc. 208,978 12,664,067
*Prothena Corp. PLC 57,757 620,888
*Puma Biotechnology, Inc. 117,316 598,312
*Quanterix Corp. 51,704 276,099
*QuidelOrtho Corp. 369,596 9,975,396
*Quipt Home Medical Corp. 28,602 70,075
*Rafael Holdings, Inc., Class B 6,447 8,768
#*Rapid Micro Biosystems, Inc.,
Class A 14,653 43,812
*REGENXBIO, Inc. 139,024 1,775,336
#*Relay Therapeutics, Inc. 229,015 1,635,167
#Revvity, Inc. 255,855 23,945,469
Select Medical Holdings Corp. 519,562 7,185,542
*Sensus Healthcare, Inc. 36,798 117,386
SIGA Technologies, Inc. 314,654 2,605,335

57
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Simulations Plus, Inc. 47,777 $ 820,809
*Strata Critical Medical, Inc. 96,716 486,481
*Supernus Pharmaceuticals, Inc. 331,452 18,272,949
#*Surgery Partners, Inc. 463,042 10,154,511
*Tactile Systems Technology, Inc. 149,396 2,251,398
*Teladoc Health, Inc. 1,101,207 9,503,416
Teleflex, Inc. 123,843 15,414,738
*Terns Pharmaceuticals, Inc. 36,339 300,160
*Third Harmonic Bio, Inc. 639 19
#*Tonix Pharmaceuticals Holding
Corp. 2,168 40,368
#*TruBridge, Inc. 76,198 1,464,526
Universal Health Services, Inc.,
Class B 228,232 49,528,626
US Physical Therapy, Inc. 55,735 4,808,258
Utah Medical Products, Inc. 20,176 1,172,226
*Vanda Pharmaceuticals, Inc. 331,936 1,443,922
*Varex Imaging Corp. 241,094 2,818,389
*Veracyte, Inc. 480,509 17,336,765
Viatris, Inc. 5,943,985 61,579,685
*Vir Biotechnology, Inc. 385,990 2,300,500
*Voyager Therapeutics, Inc. 221,260 1,033,284
*Waystar Holding Corp. 41,227 1,477,988
*Xencor, Inc. 129,578 1,906,092
TOTAL HEALTH CARE 807,941,618
INDUSTRIALS — (16.0%)
*AAR Corp. 247,653 20,854,859
#ABM Industries, Inc. 459,661 19,765,423
ACCO Brands Corp. 570,857 2,146,422
Aebi Schmidt Holding AG 211,941 2,363,142
*AerSale Corp. 185,388 1,375,579
AGCO Corp. 416,364 42,952,110
Air Lease Corp. 741,107 47,327,093
Alamo Group, Inc. 83,665 14,952,609
*Alaska Air Group, Inc. 760,438 31,733,078
Albany International Corp. 124,191 7,026,727
Alight, Inc., Class A 3,054,820 8,797,882
#*Allegiant Travel Co. 111,574 6,937,671
#Allient, Inc. 95,095 5,199,795
*Alpha Pro Tech, Ltd. 17,267 78,565
*Amentum Holdings, Inc. 30,470 682,833
*Ameresco, Inc., Class A 144,870 5,725,262
*American Woodmark Corp. 114,521 7,298,423
Apogee Enterprises, Inc. 132,048 4,834,277
ArcBest Corp. 150,589 11,191,774
Arcosa, Inc. 178,916 18,249,432
Astec Industries, Inc. 164,148 7,637,806
*Asure Software, Inc. 113,929 1,008,272
Atkore, Inc. 49,709 3,442,348
*Avalon Holdings Corp., Class A 642 1,759
AZZ, Inc. 143,084 14,286,937
BGSF, Inc. 49,786 166,783
*BlueLinx Holdings, Inc. 65,132 4,262,238
Boise Cascade Co. 252,936 17,829,459
*Bowman Consulting Group, Ltd. 44,947 1,945,756
Brady Corp., Class A 155,919 11,835,811
*BrightView Holdings, Inc. 578,910 7,132,171
*Broadwind, Inc. 32,529 76,118
Shares Value†
INDUSTRIALS — (Continued)
#*Builders FirstSource, Inc. 185,569 $ 21,557,551
*CACI International, Inc., Class A 52,979 29,787,443
*Cadeler A/S, ADR 20,131 373,027
#*Chart Industries, Inc. 76,767 15,324,229
Chicago Rivet & Machine Co. 1,175 10,869
Civeo Corp. 80,368 1,670,047
#*Clarivate PLC 3,522,377 11,976,082
#CNH Industrial NV 3,465,753 36,355,749
Columbus McKinnon Corp. 173,029 2,808,261
*Commercial Vehicle Group, Inc. 77,453 117,729
CompX International, Inc. 6,417 144,318
#Concentrix Corp. 306,387 12,350,460
#Concrete Pumping Holdings, Inc. 210,516 1,345,197
*Conduent, Inc. 1,022,668 2,433,950
Copa Holdings SA, Class A 165,856 20,766,830
*Costamare Bulkers Holdings,
Ltd. 141,703 1,833,637
Costamare, Inc. 757,736 9,259,534
Covenant Logistics Group, Inc. 158,851 3,204,025
*Custom Truck One Source, Inc. 642,991 3,787,217
Deluxe Corp. 298,102 5,398,627
*Distribution Solutions Group, Inc. 88,606 2,422,488
*DLH Holdings Corp. 38,261 237,983
#*DNOW, Inc. 869,642 12,783,737
Douglas Dynamics, Inc. 132,015 3,990,813
*Ducommun, Inc. 100,769 9,245,556
*DXP Enterprises, Inc. 49,053 5,869,191
Eastern Co. (The) 38,473 821,399
EnerSys 199,894 25,218,627
Ennis, Inc. 159,677 2,618,703
Enpro, Inc. 91,051 21,124,743
*Enviri Corp. 511,621 6,246,892
ESCO Technologies, Inc. 300 65,841
Espey Mfg. & Electronics Corp. 15,944 598,059
EVI Industries, Inc. 1,101 29,661
#*First Advantage Corp. 115,331 1,456,631
Flowserve Corp. 122,042 8,329,367
*Fluor Corp. 43,147 2,104,279
*Forrester Research, Inc. 40,657 289,884
Fortune Brands Innovations, Inc. 421,786 21,426,729
Franklin Electric Co., Inc. 9,779 926,756
#*Frontier Group Holdings, Inc. 665,355 2,568,270
#FTAI Infrastructure, Inc. 129,059 689,175
*FTI Consulting, Inc. 24,326 4,014,033
*Gates Industrial Corp. PLC 783,878 17,308,026
GATX Corp. 86,890 13,628,697
#Genco Shipping & Trading, Ltd. 295,047 5,027,601
*Gencor Industries, Inc. 71,640 973,588
Genpact, Ltd. 401,251 15,307,726
*Gibraltar Industries, Inc. 182,095 11,360,907
Gorman-Rupp Co. (The) 143,926 6,472,352
*Great Lakes Dredge & Dock
Corp. 438,044 4,971,799
Greenbrier Cos., Inc. (The) 225,272 9,409,611
*GXO Logistics, Inc. 235,212 13,221,267
*Hayward Holdings, Inc. 962,240 16,329,213
*Healthcare Services Group, Inc. 424,959 7,594,017
Heartland Express, Inc. 512,365 3,996,447

58
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Heidrick & Struggles International,
Inc. 130,755 $ 7,632,169
Helios Technologies, Inc. 186,740 10,337,926
#Herc Holdings, Inc. 70,209 9,973,188
#Hexcel Corp. 428 30,559
Hillenbrand, Inc. 338,810 10,706,396
*Hillman Solutions Corp. 1,060,168 9,774,749
#HNI Corp. 214,144 8,762,772
Hub Group, Inc., Class A 455,785 16,786,562
*Hudson Technologies, Inc. 269,734 2,447,836
Huntington Ingalls Industries, Inc. 46,702 15,038,978
*Hurco Cos., Inc. 30,796 552,788
Hyster-Yale, Inc. 70,538 2,535,136
*IBEX Holdings, Ltd. 33,715 1,259,930
ICF International, Inc. 108,526 8,712,467
IDEX Corp. 59,184 10,147,689
*Innovative Solutions and
Support, Inc. 7,396 69,522
Insteel Industries, Inc. 117,969 3,685,352
Interface, Inc. 325,667 8,109,108
*Janus International Group, Inc. 507,286 4,869,946
JBT Marel Corp. 18,298 2,307,378
*JELD-WEN Holding, Inc. 461,881 2,004,564
#*JetBlue Airways Corp. 474,317 1,992,131
Karat Packaging, Inc. 338 8,119
Kelly Services, Inc., Class A 190,702 2,137,769
Kennametal, Inc. 554,455 12,170,287
*Kirby Corp. 143,280 14,826,614
Knight-Swift Transportation
Holdings, Inc. 1,016,094 45,846,161
Korn Ferry 332,977 21,543,612
*L.B. Foster Co., Class A 67,722 1,855,583
Lindsay Corp. 26,128 2,906,479
LSI Industries, Inc. 159,557 3,652,260
Luxfer Holdings PLC 144,480 1,762,656
*Manitowoc Co., Inc. (The) 226,621 2,304,736
ManpowerGroup, Inc. 283,134 8,680,888
Marten Transport, Ltd. 535,844 5,492,401
*Mastech Digital, Inc. 14,357 99,063
*Masterbrand, Inc. 759,665 9,594,569
*Matrix Service Co. 6,489 97,465
Matson, Inc. 200,184 20,208,575
Maximus, Inc. 221,317 18,395,869
*Mayville Engineering Co., Inc. 128,078 2,282,350
McGrath RentCorp 122,217 13,130,994
#*Mercury Systems, Inc. 143,579 11,114,450
*Middleby Corp. (The) 64,797 8,049,731
Miller Industries, Inc. 74,893 3,006,205
MillerKnoll, Inc. 442,613 6,913,615
*Mistras Group, Inc. 185,765 1,772,198
*Montrose Environmental Group,
Inc. 71,307 1,845,425
*MRC Global, Inc. 507,712 7,082,582
MSC Industrial Direct Co., Inc. 83,903 7,124,204
Mueller Industries, Inc. 285,679 30,244,836
National Presto Industries, Inc. 42,310 4,525,901
NL Industries, Inc. 54,683 330,832
#*NN, Inc. 166,968 285,515
Shares Value†
INDUSTRIALS — (Continued)
*NPK International, Inc. 592,323 $ 7,285,573
*NWPX Infrastructure, Inc. 70,567 4,245,311
*OPENLANE, Inc. 791,238 20,904,508
*Orion Group Holdings, Inc. 235,467 2,535,980
Oshkosh Corp. 203,339 25,069,665
Owens Corning 315,431 40,157,521
#*PAMT Corp. 116,986 1,178,049
#Pangaea Logistics Solutions,
Ltd. 316,333 1,565,848
Park Aerospace Corp. 93,807 1,797,342
Park-Ohio Holdings Corp. 76,766 1,583,683
*Perma-Pipe International
Holdings, Inc. 51,818 1,436,395
Preformed Line Products Co. 29,567 6,271,456
Primoris Services Corp. 89,090 12,608,017
*Proto Labs, Inc. 151,264 7,526,897
Quad/Graphics, Inc. 31,357 172,777
Quanex Building Products Corp. 147,127 2,090,675
#*Quest Resource Holding Corp. 29,778 45,263
*Radiant Logistics, Inc. 300,683 1,819,132
#Regal Rexnord Corp. 320,392 45,140,029
*Resideo Technologies, Inc. 970,434 41,534,575
Resources Connection, Inc. 203,497 895,387
Robert Half, Inc. 5,913 154,861
Rush Enterprises, Inc., Class A 445,465 22,010,426
Rush Enterprises, Inc., Class B 106,071 5,565,545
Ryder System, Inc. 216,386 36,619,003
*Saia, Inc. 51,214 14,980,095
#Schneider National, Inc., Class B 557,038 11,903,902
Science Applications International
Corp. 49,004 4,592,165
Sensata Technologies Holding
PLC 897,565 28,569,494
*Shoals Technologies Group, Inc.,
Class A 313,622 3,296,167
*SIFCO Industries, Inc. 4,670 34,324
*Skillsoft Corp. 5,353 70,285
*SkyWest, Inc. 282,299 28,365,404
#Standex International Corp. 33,429 7,796,646
Stanley Black & Decker, Inc. 575,934 39,002,250
Steelcase, Inc., Class A 650,834 10,387,311
*Sun Country Airlines Holdings,
Inc. 365,972 4,494,136
*Sunrun, Inc. 59,100 1,226,916
*TaskUS, Inc., Class A 80,248 1,070,508
*Taylor Devices, Inc. 10,271 470,104
*Team, Inc. 539 8,355
Tennant Co. 48,908 3,912,640
#Terex Corp. 410,467 18,889,691
Textron, Inc. 162,985 13,170,818
*Thermon Group Holdings, Inc. 199,316 5,726,349
*TIC Solutions, Inc. 450,621 5,466,033
Timken Co. (The) 121,987 9,577,199
#*Titan International, Inc. 388,881 2,936,052
*Titan Machinery, Inc. 117,881 1,933,248
#*Transcat, Inc. 23,647 1,717,955
Trinity Industries, Inc. 579,690 15,866,115
*TrueBlue, Inc. 240,443 1,139,700
#*TTEC Holdings, Inc. 32,825 114,559

59
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Tutor Perini Corp. 149,623 $ 10,078,605
Twin Disc, Inc. 81,172 1,271,154
UFP Industries, Inc. 131,011 12,070,043
*U-Haul Holding Co. 40,558 2,156,063
U-Haul Holding Co. 461,110 22,359,224
*Ultralife Corp. 106,299 747,282
UniFirst Corp. 105,164 16,232,063
#Universal Logistics Holdings,
Inc. 68,429 1,107,181
*V2X, Inc. 149,764 8,550,027
Vestis Corp. 515,319 2,705,425
#Virco Mfg. Corp. 102,140 747,665
*VirTra, Inc. 41,451 252,022
#VSE Corp. 67,689 12,230,049
Wabash National Corp. 120,156 963,651
#Werner Enterprises, Inc. 402,735 10,551,657
WESCO International, Inc. 316,226 82,070,134
*Wilhelmina International, Inc. 2,488 7,300
Willis Lease Finance Corp. 39,986 5,133,403
Worthington Enterprises, Inc. 214,571 12,035,287
TOTAL INDUSTRIALS 1,903,532,928
INFORMATION TECHNOLOGY — (6.6%)
*8x8, Inc. 209,845 386,115
*908 Devices, Inc. 13,777 109,940
*ACI Worldwide, Inc. 46,926 2,235,085
*Akamai Technologies, Inc. 411,992 30,940,599
*Alarm.com Holdings, Inc. 615 30,270
#*Alithya Group, Inc., Class A 78,093 99,178
*Alpha & Omega Semiconductor,
Ltd. 164,305 4,610,398
#Amdocs, Ltd. 77,962 6,569,078
Amkor Technology, Inc. 1,460,051 47,130,446
*AmpliTech Group, Inc. 2,108 7,589
*Amtech Systems, Inc. 52,642 417,451
*Arrow Electronics, Inc. 363,056 40,498,897
*ASGN, Inc. 205,521 9,199,120
*AstroNova, Inc. 30,223 274,425
*Aviat Networks, Inc. 37,223 929,086
Avnet, Inc. 649,282 31,457,713
*Aware, Inc. 27,449 60,662
*Axcelis Technologies, Inc. 54,811 4,360,763
Bel Fuse, Inc., Class A 5,119 699,921
#Bel Fuse, Inc., Class B 17,360 2,673,266
Benchmark Electronics, Inc. 257,586 11,287,419
#*BILL Holdings, Inc. 26,358 1,308,938
#*Cerence, Inc. 183,349 1,967,335
*CEVA, Inc. 50,255 1,367,439
*Cirrus Logic, Inc. 7,492 993,814
#*Cleanspark, Inc. 271,183 4,827,057
#*Clearfield, Inc. 30,226 1,066,978
*<Clearone, Inc. 336 74
*Coda Octopus Group, Inc. 1,340 13,735
*Coherent Corp. 24,750 3,266,010
*Cohu, Inc. 192,139 4,570,987
*Comtech Telecommunications
Corp. 95,069 269,996
*Corsair Gaming, Inc. 158,313 1,290,251
#Crane NXT Co. 171,625 10,855,281
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Crexendo, Inc. 75,777 $ 490,277
CTS Corp. 178,578 7,412,773
#*Daily Journal Corp. 3,762 1,523,760
#*Daktronics, Inc. 218,643 4,108,302
*Data I/O Corp. 23,532 71,302
*Data Storage Corp. 6,469 27,105
*Diebold Nixdorf, Inc. 84,209 4,980,962
*Digi International, Inc. 222,070 8,145,528
#*Diodes, Inc. 291,430 15,550,705
Dolby Laboratories, Inc., Class A 20,991 1,392,123
*DXC Technology Co. 1,171,378 16,633,568
#*Eastman Kodak Co. 221,690 1,405,515
*eGain Corp. 61,964 893,521
*EPAM Systems, Inc. 24,687 4,037,312
ePlus, Inc. 168,657 12,338,946
*Fastly, Inc., Class A 673,401 5,582,494
#*Five9, Inc. 2,027 49,216
*Flex, Ltd. 10,200 637,704
*FormFactor, Inc. 166,550 9,151,922
*Franklin Wireless Corp. 3,506 17,846
#*Globant SA 7,768 478,353
*Grid Dynamics Holdings, Inc. 139,413 1,302,117
*Harmonic, Inc. 305,267 3,266,357
#*I3 Verticals, Inc., Class A 13,426 412,850
*Ichor Holdings, Ltd. 205,356 4,657,474
#Immersion Corp. 46,276 309,586
#*indie Semiconductor, Inc.,
Class A 24,494 131,778
Information Services Group, Inc. 286,022 1,575,981
#*Insight Enterprises, Inc. 41,870 4,187,000
#*inTEST Corp. 71,626 607,388
*IPG Photonics Corp. 205,080 17,456,410
*Key Tronic Corp. 76,537 272,472
*Kimball Electronics, Inc. 161,428 4,693,519
*Knowles Corp. 709,169 16,743,480
Kulicke & Soffa Industries, Inc. 266,419 10,638,111
*KVH Industries, Inc. 111,496 665,631
*Lantronix, Inc. 186,593 919,903
*LGL Group, Inc. (The) 9,285 56,174
Littelfuse, Inc. 12,491 3,039,185
*LiveRamp Holdings, Inc. 350,052 9,570,422
*Magnachip Semiconductor Corp. 229,226 710,601
Methode Electronics, Inc. 195,131 1,313,232
#*Mirion Technologies, Inc. 210,656 6,186,967
*Mitek Systems, Inc. 279,425 2,573,504
MKS, Inc. 154,962 22,269,589
#*N-able, Inc. 552,394 4,325,245
#*nCino, Inc. 215,053 5,737,614
*NCR Voyix Corp. 470,775 5,371,543
*NETGEAR, Inc. 210,069 7,293,596
*NetScout Systems, Inc. 447,015 12,427,017
*NetSol Technologies, Inc. 17,422 76,483
*Nortech Systems, Inc. 3,686 34,943
*ON24, Inc. 249,663 1,378,140
OneSpan, Inc. 121,850 1,389,090
*Optical Cable Corp. 18,594 146,335
PC Connection, Inc. 176,332 10,750,962
#*Penguin Solutions, Inc. 243,965 5,433,101

60
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Photronics, Inc. 420,550 $ 10,051,145
*Plexus Corp. 182,192 25,488,661
#*Powerfleet, Inc. 263,882 1,345,798
*Qorvo, Inc. 90,289 8,570,232
*RF Industries, Ltd. 29,948 234,193
*Ribbon Communications, Inc. 912,772 3,066,914
Richardson Electronics, Ltd. 62,990 679,032
*Riot Platforms, Inc. 17,550 347,139
*Rogers Corp. 91,921 8,046,764
*Rubico, Inc. 2,497 1,948
*Sanmina Corp. 174,985 23,981,694
*ScanSource, Inc. 179,216 7,689,262
Skyworks Solutions, Inc. 168,606 13,104,058
*SmartRent, Inc. 449,283 624,503
*Synaptics, Inc. 104,540 7,416,068
*Synchronoss Technologies, Inc. 1,204 6,315
TD SYNNEX Corp. 517,157 80,929,899
*Trio-Tech International 5,869 43,313
*TTM Technologies, Inc. 557,385 37,456,272
#*Turtle Beach Corp. 11,095 187,506
*Ultra Clean Holdings, Inc. 158,387 4,341,388
#*Veeco Instruments, Inc. 328,116 9,433,335
*Verint Systems, Inc. 363,730 7,376,444
*Viasat, Inc. 362,958 14,452,988
#*Viavi Solutions, Inc. 679,283 12,023,309
Vishay Intertechnology, Inc. 836,521 14,204,127
*Vishay Precision Group, Inc. 74,878 2,804,930
*WidePoint Corp. 8,377 55,707
#Xerox Holdings Corp. 854,528 2,837,033
*Xperi, Inc. 279,503 1,878,260
TOTAL INFORMATION
TECHNOLOGY 787,306,587
MATERIALS — (6.1%)
AdvanSix, Inc. 173,369 3,222,930
Alcoa Corp. 1,650,581 60,724,875
*Alpha Metallurgical Resources,
Inc. 83,833 14,524,906
*Alto Ingredients, Inc. 74,690 75,437
*American Vanguard Corp. 191,151 854,445
*Ampco-Pittsburgh Corp. 81,633 171,429
AptarGroup, Inc. 21,815 2,530,758
#*Arq, Inc. 95,950 637,108
*Ascent Industries Co. 63,522 772,428
Ashland, Inc. 295,452 14,447,603
#*Aspen Aerogels, Inc. 326,189 2,655,178
Avient Corp. 527,977 16,932,222
*Axalta Coating Systems, Ltd. 435,204 12,390,258
Ball Corp. 799,551 37,578,897
Cabot Corp. 120,577 8,136,536
Caledonia Mining Corp. PLC 62,287 1,751,510
Celanese Corp. 86,721 3,333,555
*Century Aluminum Co. 154,097 4,564,353
CF Industries Holdings, Inc. 563,110 46,901,432
*Clearwater Paper Corp. 108,873 1,921,608
*Cleveland-Cliffs, Inc. 419,261 5,211,414
*Coeur Mining, Inc. 386,073 6,628,873
Commercial Metals Co. 788,925 46,830,588
*Core Molding Technologies, Inc. 22,868 409,566
Shares Value†
MATERIALS — (Continued)
Eastman Chemical Co. 512,217 $ 30,487,156
*Ecovyst, Inc. 741,949 6,076,562
Element Solutions, Inc. 566,731 15,143,052
Ferroglobe PLC 145,503 705,690
Flexible Solutions International,
Inc. 15,292 138,546
#*Flotek Industries, Inc. 4,888 84,611
Fortitude Gold Corp. 27,892 119,657
Friedman Industries, Inc. 39,025 828,891
#Graphic Packaging Holding Co. 1,480,517 23,673,467
Greif, Inc., Class A 213,019 12,118,651
Greif, Inc., Class B 41,645 2,454,973
HB Fuller Co. 279,825 16,053,560
Hecla Mining Co. 1,926,791 24,797,800
Huntsman Corp. 808,712 6,696,135
#*Ingevity Corp. 16,393 880,632
Innospec, Inc. 164,442 12,099,642
*Intrepid Potash, Inc. 83,048 2,211,568
Kaiser Aluminum Corp. 94,933 8,594,285
#*Knife River Corp. 21,680 1,310,773
Koppers Holdings, Inc. 124,273 3,506,984
Kronos Worldwide, Inc. 416,815 2,050,730
*LSB Industries, Inc. 174,826 1,473,783
LyondellBasell Industries NV,
Class A 88,493 4,107,845
#*Magnera Corp. 103,820 943,724
Materion Corp. 125,844 14,425,498
Mativ Holdings, Inc. 321,125 3,429,615
*McEwen, Inc. 20,550 376,682
Mercer International, Inc. 426,560 895,776
*Metallus, Inc. 252,284 4,437,676
Minerals Technologies, Inc. 225,473 12,795,593
Mosaic Co. (The) 1,802,534 49,479,558
Myers Industries, Inc. 202,663 3,512,150
Nexa Resources SA 27,198 158,020
Northern Technologies
International Corp. 52,924 393,225
*O-I Glass, Inc. 974,855 11,006,113
Olin Corp. 667,917 13,825,882
Olympic Steel, Inc. 72,464 2,681,168
Orion SA 328,031 1,738,564
*Perimeter Solutions, Inc. 566,425 13,316,652
#Quaker Chemical Corp. 86,065 11,953,568
Ramaco Resources, Inc., Class B 2 29
*Ranpak Holdings Corp. 303,893 1,610,633
*Rayonier Advanced Materials,
Inc. 382,487 2,658,285
Reliance, Inc. 30,941 8,738,667
Ryerson Holding Corp. 203,156 4,481,621
Sensient Technologies Corp. 26,945 2,540,644
Silgan Holdings, Inc. 521,905 20,155,971
Sonoco Products Co. 396,782 16,097,446
Stepan Co. 141,140 6,118,419
SunCoke Energy, Inc. 613,728 4,915,961
Sylvamo Corp. 133,290 5,411,574
*Tredegar Corp. 154,397 1,066,883
#TriMas Corp. 250,326 8,894,083
Tronox Holdings PLC 968,509 3,389,782

61
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
MATERIALS — (Continued)
#Warrior Met Coal, Inc. 94,473 $ 6,409,048
#Westlake Corp. 176,724 12,160,378
Worthington Steel, Inc. 307,403 9,833,822
TOTAL MATERIALS 728,675,612
REAL ESTATE — (1.1%)
*AMREP Corp. 21,738 466,932
*Anywhere Real Estate, Inc. 713,655 7,172,233
*CKX Lands, Inc. 870 9,461
*Comstock Holding Cos., Inc. 81 1,082
*Cushman & Wakefield PLC 1,469,369 23,069,093
*Five Point Holdings LLC, Class A 47,950 280,507
*Forestar Group, Inc. 311,609 8,104,950
*FRP Holdings, Inc. 113,427 2,688,220
#*Howard Hughes Holdings, Inc. 310,945 24,651,720
*Jones Lang LaSalle, Inc. 120,296 36,701,107
Kennedy-Wilson Holdings, Inc. 826,070 6,245,089
#Marcus & Millichap, Inc. 196,142 5,729,308
Newmark Group, Inc., Class A 632,075 11,269,897
*RE/MAX Holdings, Inc. 109,209 866,027
RMR Group, Inc. (The), Class A 51,314 793,828
#*Seaport Entertainment Group,
Inc. 73,098 1,759,469
#*Star Holdings 19,347 141,620
*Stratus Properties, Inc. 30,858 579,822
*Tejon Ranch Co. 176,163 2,786,899
TOTAL REAL ESTATE 133,317,264
UTILITIES — (0.3%)
Genie Energy, Ltd., Class B 100,209 1,508,145
*Hallador Energy Co. 10,950 236,849
Shares Value†
UTILITIES — (Continued)
#MDU Resources Group, Inc. 941,414 $ 18,056,321
*Montauk Renewables, Inc. 77,610 157,548
New Jersey Resources Corp. 107,153 4,746,878
#Ormat Technologies, Inc. 141,722 15,074,969
TOTAL UTILITIES 39,780,710
TOTAL COMMON STOCKS 11,355,439,326
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<Concentra Biosciences CVR
09/02/29 113,678 –
*<Imara, Inc. CVR 1,428 543
*OmniAb, Inc.- Vesting 12.5 7,556 –
*OmniAb, Inc.- Vesting 15 7,556 –
*<Opiant Pharma, Inc. CVR 11,182 –
*<Supernus Pharmaceuticals,
Inc. CVR 113,046 20,348
*<Verve Therapeutics, Inc. CVR 146,873 92,530
*<Xoma Corp. CVR 04/21/26 21,220 1,486
*<XOMA Royalty Corp. 09/18/29 114 16
TOTAL HEALTH CARE 114,923
TOTAL RIGHTS/WARRANTS 114,923
TOTAL INVESTMENT SECURITIES — (95.4%)
(Cost $9,785,026,947) 11,355,554,249
SECURITIES LENDING COLLATERAL — (4.6%)
@§The DFA Short Term
Investment Fund 47,794,531 552,839,337
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,337,866,284) $ 11,908,393,586
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 375,458,140 $ — $ — $ 375,458,140
Consumer Discretionary ................ 1,589,889,949 — — 1,589,889,949
Consumer Staples .................... 644,660,508 — — 644,660,508
Energy ............................. 1,035,142,487 — — 1,035,142,487
Financials ........................... 3,309,643,235 89,506 782 3,309,733,523
Health Care ......................... 807,746,964 19 194,635 807,941,618
Industrials ........................... 1,903,525,628 7,300 — 1,903,532,928
Information Technology ................ 787,306,513 — 74 787,306,587
Materials ........................... 728,675,612 — — 728,675,612
Real Estate .......................... 133,317,264 — — 133,317,264
Utilities ............................. 39,780,710 — — 39,780,710
Rights/Warrants
Health Care ......................... — — 114,923 114,923
Securities Lending Collateral .............. — 552,839,337 — 552,839,337
Total Investments ....................... $11,355,147,010 $552,936,162 $310,414> $11,908,393,586

62
Dimensional U.S. Targeted Value ETF
continued
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

63
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (9.3%)
#*Advantage Solutions, Inc. 321,238 $ 411,185
Alphabet, Inc., Class A 3,269,679 919,401,038
Alphabet, Inc., Class C 2,673,629 753,482,125
*Altice USA, Inc., Class A 129,683 289,193
*AMC Networks, Inc., Class A 80,875 613,032
*Angi, Inc. 24,127 320,165
*Anterix, Inc. 8,458 171,021
Array Digital Infrastructure, Inc. 75,189 3,693,284
#*AST SpaceMobile, Inc. 32,806 2,632,681
AT&T, Inc. 3,961,058 98,036,185
*Atlanta Braves Holdings, Inc. 78,078 3,179,336
#*Atlanta Braves Holdings, Inc. 2,001 86,323
ATN International, Inc. 18,477 268,471
*Bandwidth, Inc., Class A 52,467 847,342
#*Boston Omaha Corp., Class A 74,789 951,316
*Bumble, Inc., Class A 262,899 1,459,089
*BuzzFeed, Inc. 58,794 95,834
#Cable One, Inc. 5,116 759,982
*Cargurus, Inc. 150,896 5,299,468
*Cars.com, Inc. 61,600 661,584
#*Charter Communications, Inc.,
Class A 202,020 47,240,357
#Cinemark Holdings, Inc. 293,162 7,918,306
*Cineverse Corp. 3,312 10,102
Comcast Corp., Class A 2,255,743 62,788,606
CuriosityStream, Inc. 3,279 14,231
*DHI Group, Inc. 36,086 70,007
*DoubleVerify Holdings, Inc. 116,060 1,320,763
*E.W. Scripps Co. (The), Class A 5,805 14,106
#*EchoStar Corp., Class A 50,639 3,791,342
Electronic Arts, Inc. 163,269 32,663,596
Entravision Communications
Corp., Class A 115,758 239,619
*EverQuote, Inc., Class A 37,728 812,661
Fox Corp., Class A 379,561 24,538,619
Fox Corp., Class B 288,913 16,875,408
*Frontier Communications Parent,
Inc. 441,887 16,685,653
#*fuboTV, Inc., Class A 677,323 2,560,281
*Gaia, Inc. 18,400 91,816
*Gambling.com Group, Ltd. 7,078 50,466
*Gannett Co., Inc. 274,991 1,457,452
*GCI Liberty, Inc., Class A 3,605 131,835
#*GCI Liberty, Inc., Class C 35,127 1,286,526
#*Globalstar, Inc. 35,096 1,909,573
#*Gogo, Inc. 44,876 408,372
Gray Media, Inc. 89,649 409,696
Gray Media, Inc., Class A 2,241 20,774
*Grindr, Inc. 7,380 102,287
IDT Corp., Class B 46,919 2,376,917
*IMAX Corp. 108,540 3,526,465
*Integral Ad Science Holding
Corp. 333,342 3,403,422
Shares Value†
COMMUNICATION SERVICES — (Continued)
Interpublic Group of Cos., Inc.
(The) 599,542 $ 15,384,248
#Iridium Communications, Inc. 117,388 2,247,980
*IZEA Worldwide, Inc. 5,084 26,183
John Wiley & Sons, Inc., Class A 105,887 3,904,054
*Liberty Broadband Corp., Class
A 27,529 1,472,526
*Liberty Broadband Corp., Class
C 231,173 12,441,731
*Liberty Global, Ltd., Class A 287,258 3,159,838
*Liberty Global, Ltd., Class C 411,420 4,587,333
*Liberty Latin America, Ltd., Class
A 98,046 764,759
*Liberty Latin America, Ltd., Class
C 324,428 2,566,225
*Liberty Media Corp.-Liberty
Formula One 14,970 1,361,971
*Liberty Media Corp.-Liberty
Formula One 220,168 21,983,775
*Liberty Media Corp.-Liberty Live 12,536 1,099,909
*Liberty Media Corp.-Liberty Live 67,115 6,067,867
*Lionsgate Studios Corp. 287,013 1,845,494
#*Live Nation Entertainment, Inc. 136,384 20,393,500
*Lumen Technologies, Inc. 1,598,170 16,429,188
*Madison Square Garden
Entertainment Corp. 55,260 2,440,282
*Madison Square Garden Sports
Corp. 21,332 4,573,367
#*Magnite, Inc. 348,846 6,237,366
*Marchex, Inc., Class B 13,552 23,716
Marcus Corp. (The) 65,573 944,251
Match Group, Inc. 271,749 8,788,363
Meta Platforms, Inc., Class A 1,278,957 829,211,771
National CineMedia, Inc. 126,399 558,684
*Netflix, Inc. 167,875 187,828,622
New York Times Co. (The), Class
A 259,497 14,788,734
News Corp., Class A 496,540 13,158,310
#News Corp., Class B 238,836 7,277,333
Nexstar Media Group, Inc. 66,402 12,996,863
*Nextdoor Holdings, Inc. 365,816 713,341
#Omnicom Group, Inc. 356,281 26,728,201
#Paramount Skydance Corp. 62,558 962,768
*Pinterest, Inc., Class A 534,554 17,693,737
*PubMatic, Inc., Class A 69,119 577,835
*QuinStreet, Inc. 96,154 1,422,118
*Reading International, Inc., Class
A 24,259 33,720
*Reddit, Inc., Class A 64,683 13,515,513
#*Reservoir Media, Inc. 24,457 185,873
*ROBLOX Corp., Class A 59,264 6,739,502
*Roku, Inc. 145,879 15,482,138
Saga Communications, Inc.,
Class A 14,649 179,450
Scholastic Corp. 59,522 1,706,496

64
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
#Shenandoah
Telecommunications Co. 103,012 $ 1,269,108
#Shutterstock, Inc. 70,283 1,759,183
Sinclair, Inc. 112,567 1,537,665
#Sirius XM Holdings, Inc. 95,702 2,075,776
*Skillz, Inc. 3,793 25,337
*Snap, Inc., Class A 1,173,049 9,149,782
#*Sphere Entertainment Co. 72,160 4,941,517
Spok Holdings, Inc. 19,425 277,583
*Spotify Technology SA 16,297 10,679,750
#*Stagwell, Inc. 288,223 1,369,059
*Starz Entertainment Corp. 19,132 201,077
Sunrise Communications AG,
ADR 122,687 6,674,173
*Take-Two Interactive Software,
Inc. 65,886 16,891,194
*Teads Holding Co. 8,163 12,081
*TechTarget, Inc. 45,348 248,961
TEGNA, Inc. 334,567 6,580,933
Telephone and Data Systems,
Inc. 220,553 8,561,867
*Thryv Holdings, Inc. 3,800 29,298
TKO Group Holdings, Inc. 34,337 6,469,091
T-Mobile US, Inc. 316,304 66,439,655
*Trade Desk, Inc. (The), Class A 36,396 1,829,991
#*Travelzoo 6,930 58,351
*TripAdvisor, Inc. 233,827 3,755,262
*TrueCar, Inc. 171,499 377,298
*Urban One, Inc. 21,499 13,114
Verizon Communications, Inc. 2,638,097 104,837,975
*Vimeo, Inc. 330,839 2,580,544
Walt Disney Co. (The) 618,961 69,707,388
*Warner Bros Discovery, Inc. 2,910,935 65,350,491
#Warner Music Group Corp.,
Class A 158,173 5,055,209
*WideOpenWest, Inc. 190,357 976,531
*Yelp, Inc. 156,632 5,165,723
Zedge, Inc., Class B 4,400 11,088
*Ziff Davis, Inc. 66,912 2,268,317
*ZoomInfo Technologies, Inc. 425,434 4,773,369
TOTAL COMMUNICATION
SERVICES 3,727,836,588
CONSUMER DISCRETIONARY — (9.7%)
#*1-800-Flowers.com, Inc., Class
A 77,349 278,456
*Abercrombie & Fitch Co. 83,511 6,058,723
Academy Sports & Outdoors, Inc. 134,111 6,422,576
*Accel Entertainment, Inc. 66,244 675,026
#Acushnet Holdings Corp. 122,944 9,507,260
*Adient PLC 128,204 2,973,051
ADT, Inc. 1,642,630 14,520,849
*Adtalem Global Education, Inc. 92,161 9,033,621
#Advance Auto Parts, Inc. 130,162 6,134,535
*Airbnb, Inc., Class A 97,013 12,276,025
A-Mark Precious Metals, Inc.,
Class A 15,835 420,894
*Amazon.com, Inc. 3,571,361 872,197,783
AMCON Distributing Co. 111 12,731
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*American Axle & Manufacturing
Holdings, Inc. 99,109 $ 614,476
American Eagle Outfitters, Inc. 279,090 4,663,594
*American Outdoor Brands, Inc. 27,062 185,916
*American Public Education, Inc. 43,561 1,458,858
*America's Car-Mart, Inc., Class
MA 22,507 500,556
*Amesite, Inc. 1,006 3,511
*Aptiv PLC 302,341 24,519,855
Aramark 372,037 14,092,762
*Arhaus, Inc. 118,448 1,186,849
*Ark Restaurants Corp. 2,015 14,730
Arko Corp. 72,471 319,235
*Asbury Automotive Group, Inc. 37,590 8,818,614
Autoliv, Inc. 151,459 17,690,411
*AutoNation, Inc. 74,355 14,861,334
*AutoZone, Inc. 6,634 24,376,169
Bassett Furniture Industries, Inc. 13,902 205,054
Bath & Body Works, Inc. 215,987 5,287,362
*Beazer Homes USA, Inc. 49,468 1,108,083
#*Bed Bath & Beyond, Inc. 117,655 907,120
Best Buy Co., Inc. 423,636 34,797,461
#*Biglari Holdings, Inc., Class A 305 534,738
*Biglari Holdings, Inc., Class B 3,755 1,356,719
#*Birkenstock Holding PLC 222,336 8,873,430
*BJ's Restaurants, Inc. 56,060 1,903,798
Booking Holdings, Inc. 6,535 33,183,031
*Boot Barn Holdings, Inc. 48,922 9,278,057
BorgWarner, Inc. 433,516 18,623,847
#Boyd Gaming Corp. 75,648 5,890,710
*Bright Horizons Family Solutions,
Inc. 100,534 10,981,329
#Brightstar Lottery PLC 58,091 967,796
*Brinker International, Inc. 86,286 9,375,837
Brunswick Corp. 94,254 6,231,132
Buckle, Inc. (The) 122,940 6,737,112
#Build-A-Bear Workshop, Inc.,
Class A 32,741 1,775,217
*Burlington Stores, Inc. 87,015 23,806,434
*Caesars Entertainment, Inc. 6,208 124,781
#Caleres, Inc. 30,676 338,663
Camping World Holdings, Inc.,
Class A 81,308 1,070,013
Canterbury Park Holding Corp. 200 3,170
*Capri Holdings, Ltd. 9,023 187,227
*CarMax, Inc. 291,780 12,228,500
*Carnival Corp. 1,426,833 41,135,595
Carriage Services, Inc. 36,685 1,639,820
Carter's, Inc. 28,337 889,782
*Carvana Co. 78,347 24,016,489
*Cato Corp. (The), Class A 50,261 193,505
#*Cava Group, Inc. 3,690 198,264
#*Cavco Industries, Inc. 13,225 7,006,605
Century Communities, Inc. 74,560 4,428,864
*Champion Homes, Inc. 106,171 7,244,047
#Cheesecake Factory, Inc. (The) 111,426 5,549,015
*Chewy, Inc., Class A 188,725 6,363,807
*Chipotle Mexican Grill, Inc. 810,052 25,670,548
#Choice Hotels International, Inc. 54,351 5,052,469

65
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Churchill Downs, Inc. 50,780 $ 5,037,376
*Citi Trends, Inc. 13,872 496,895
Clarus Corp. 3,655 12,208
Columbia Sportswear Co. 70,437 3,495,788
#*Contextlogic Holdings, Inc. 4,878 36,731
*Cooper-Standard Holdings, Inc. 18,187 549,611
*Coupang, Inc. 718,773 22,979,173
*Coursera, Inc. 304,119 2,560,682
#Cracker Barrel Old Country
Store, Inc. 52,148 1,757,388
Cricut, Inc., Class A 232 1,232
#*Crocs, Inc. 80,670 6,589,932
*Culp, Inc. 16,029 64,437
D.R. Horton, Inc. 293,580 43,766,906
Dana, Inc. 352,437 7,154,471
Darden Restaurants, Inc. 176,249 31,751,257
#*Dave & Buster's Entertainment,
Inc. 71,806 1,054,830
*Deckers Outdoor Corp. 188,710 15,379,865
#Designer Brands, Inc., Class A 41,637 153,641
Dick's Sporting Goods, Inc. 120,385 26,659,258
#Dillard's, Inc., Class A 20,219 12,133,018
#Dine Brands Global, Inc. 19,699 486,959
Domino's Pizza, Inc. 25,832 10,293,019
*DoorDash, Inc., Class A 48,987 12,460,823
*Dorman Products, Inc. 52,246 7,007,756
*DraftKings, Inc. 171,878 5,257,748
#*Dream Finders Homes, Inc.,
Class A 39,804 788,119
*Driven Brands Holdings, Inc. 277,430 3,981,121
*Duluth Holdings, Inc., Class B 34,904 95,986
*Duolingo, Inc. 11,342 3,069,599
*Dutch Bros, Inc., Class A 75,002 4,165,611
eBay, Inc. 573,136 46,601,688
*El Pollo Loco Holdings, Inc. 76,376 780,563
#Escalade, Inc. 14,925 171,787
Ethan Allen Interiors, Inc. 62,657 1,514,420
*Etsy, Inc. 94,672 5,869,664
Expedia Group, Inc. 159,542 35,099,240
*Figs, Inc., Class A 380,068 2,835,307
*First Watch Restaurant Group,
Inc. 141,356 2,330,960
*Five Below, Inc. 79,441 12,493,686
Flanigan's Enterprises, Inc. 589 18,642
Flexsteel Industries, Inc. 9,951 340,225
#*Floor & Decor Holdings, Inc.,
Class A 149,490 9,340,135
*Flutter Entertainment PLC, Class
DI 93,501 21,747,398
Ford Motor Co. 4,630,319 60,796,088
#*Fossil Group, Inc. 34,492 71,743
*Fox Factory Holding Corp. 45,166 998,620
*Frontdoor, Inc. 106,169 7,052,807
*Funko, Inc., Class A 69,801 217,779
#*GameStop Corp., Class A 258,106 5,753,183
Gap, Inc. (The) 753,051 17,207,215
Garmin, Ltd. 125,662 26,884,128
Garrett Motion, Inc. 279,467 4,734,171
General Motors Co. 1,380,711 95,393,323
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Genesco, Inc. 29,122 $ 844,829
Gentex Corp. 377,636 8,855,564
*Gentherm, Inc. 32,613 1,200,158
Genuine Parts Co. 211,966 26,985,391
*G-III Apparel Group, Ltd. 107,116 2,876,065
#*Global Business Travel Group I 299,144 2,351,272
*Good Times Restaurants, Inc. 3,415 4,986
*Goodyear Tire & Rubber Co.
(The) 452,601 3,118,421
Graham Holdings Co., Class B 7,444 7,534,296
*Grand Canyon Education, Inc. 53,926 10,154,266
*Green Brick Partners, Inc. 42,338 2,740,962
Group 1 Automotive, Inc. 23,991 9,537,382
*Groupon, Inc. 34,002 684,460
*GrowGeneration Corp. 45,679 69,432
#Guess?, Inc. 53,966 916,343
H&R Block, Inc. 167,853 8,349,008
Hamilton Beach Brands Holding
Co., Class A 16,086 226,330
*Hanesbrands, Inc. 648,804 4,288,594
#Harley-Davidson, Inc. 175,792 4,742,868
Hasbro, Inc. 279,655 21,340,473
Haverty Furniture Cos., Inc. 24,336 530,768
Haverty Furniture Cos., Inc.,
Class A 717 16,054
*Helen of Troy, Ltd. 14,439 268,999
*Hilton Grand Vacations, Inc. 211,535 8,768,126
Hilton Worldwide Holdings, Inc. 99,517 25,571,888
*Holley, Inc. 18,100 51,947
Home Depot, Inc. (The) 489,776 185,914,072
Hooker Furnishings Corp. 23,797 216,077
*Hovnanian Enterprises, Inc.,
Class A 8,118 976,027
#Hyatt Hotels Corp., Class A 45,800 6,293,378
#Installed Building Products, Inc. 53,698 13,329,455
J Jill, Inc. 3,305 49,806
JAKKS Pacific, Inc. 26,681 453,577
Jerash Holdings US, Inc. 3,614 12,251
Johnson Outdoors, Inc., Class A 23,636 962,694
#KB Home 130,580 8,150,804
#Kohl's Corp. 54,662 889,351
#Kontoor Brands, Inc. 103,706 8,391,890
*Koss Corp. 1,849 8,931
#*Kura Sushi USA, Inc., Class A 9,209 524,268
#Lakeland Industries, Inc. 13,680 225,173
#*Lands' End, Inc. 77,699 1,222,982
Las Vegas Sands Corp. 693,246 41,144,150
*Latham Group, Inc. 179,042 1,298,055
*Laureate Education, Inc. 325,232 9,441,485
La-Z-Boy, Inc. 101,142 3,206,201
LCI Industries 55,799 5,774,639
Lear Corp. 76,765 8,033,457
*Legacy Housing Corp. 8,244 185,119
Leggett & Platt, Inc. 173,394 1,619,500
Lennar Corp., Class A 171,597 21,238,561
#Lennar Corp., Class B 14,378 1,697,323
Levi Strauss & Co., Class A 198,587 4,027,344
*LGI Homes, Inc. 23,979 978,583

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Life Time Group Holdings, Inc. 399,853 $ 9,888,365
Lifetime Brands, Inc. 40,527 137,387
#*Light & Wonder, Inc. 48,102 3,497,015
*Lincoln Educational Services
Corp. 64,281 1,248,337
*Lindblad Expeditions Holdings,
Inc. 12,382 149,327
Lithia Motors, Inc. 45,273 14,219,344
*Live Ventures, Inc. 2,817 38,565
LKQ Corp. 210,703 6,734,068
*Lovesac Co. (The) 17,746 246,137
Lowe's Cos., Inc. 94,527 22,509,715
#*Lucid Group, Inc. 311,911 5,536,420
#Lucky Strike Entertainment
Corp. 42,232 353,904
*Lululemon Athletica, Inc. 110,895 18,912,033
*M/I Homes, Inc. 25,233 3,158,919
Macy's, Inc. 484,507 9,443,041
*Malibu Boats, Inc., Class A 47,882 1,334,471
Marine Products Corp. 25,668 216,895
#*MarineMax, Inc. 48,861 1,210,287
Marriott International, Inc., Class
A 71,888 18,732,575
#Marriott Vacations Worldwide
Corp. 85,810 5,661,744
#*MasterCraft Boat Holdings, Inc. 42,527 853,092
*Mattel, Inc. 666,621 12,252,494
Matthews International Corp.,
Class A 56,241 1,317,164
McDonald's Corp. 131,487 39,239,665
Meritage Homes Corp. 83,596 5,647,746
*MGM Resorts International 383,455 12,282,064
#*Mister Car Wash, Inc. 423,664 2,368,282
*Mobileye Global, Inc., Class A 295,268 3,882,774
#*Modine Manufacturing Co. 109,225 16,734,362
*Mohawk Industries, Inc. 128,344 14,585,012
Monarch Casino & Resort, Inc. 1,457 131,232
Monro, Inc. 24,374 357,079
*Motorcar Parts of America, Inc. 33,054 563,901
Movado Group, Inc. 13,868 252,536
Murphy USA, Inc. 32,395 11,603,889
Nathan's Famous, Inc. 5,312 562,169
*National Vision Holdings, Inc. 172,933 4,453,025
Newell Brands, Inc. 858,156 2,917,730
NIKE, Inc., Class B 461,100 29,782,449
*Norwegian Cruise Line Holdings,
Ltd. 852,138 19,104,934
*NVR, Inc. 5,197 37,474,632
*ODP Corp. (The) 30,917 861,966
#*Ollie's Bargain Outlet Holdings,
Inc. 99,390 12,007,306
*ONE Group Hospitality, Inc.
(The) 51,478 116,855
OneSpaWorld Holdings, Ltd. 208,251 4,846,001
*O'Reilly Automotive, Inc. 135,225 12,770,649
#Oxford Industries, Inc. 30,617 1,128,236
#Papa John's International, Inc. 59,622 3,029,394
#Patrick Industries, Inc. 67,230 7,016,795
#*Penn Entertainment, Inc. 39,003 641,989
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Penske Automotive Group, Inc. 63,302 $ 10,132,751
Perdoceo Education Corp. 159,448 5,064,068
#*Petco Health & Wellness Co.,
Inc. 544,205 1,730,572
#*PetMed Express, Inc. 7,994 20,545
Phinia, Inc. 97,810 5,077,317
*Planet Fitness, Inc., Class A 99,123 8,989,465
#Polaris, Inc. 11,811 780,707
#Pool Corp. 61,054 16,305,081
PulteGroup, Inc. 260,906 31,274,802
*Pursuit Attractions and
Hospitality, Inc. 47,669 1,691,296
PVH Corp. 92,225 7,223,984
#*QuantumScape Corp. 722,787 13,328,192
Ralph Lauren Corp. 63,242 20,215,938
*Rave Restaurant Group, Inc. 1,655 4,237
RCI Hospitality Holdings, Inc. 12,873 320,666
*Red Robin Gourmet Burgers,
Inc. 2,031 10,277
#Red Rock Resorts, Inc., Class A 57,795 3,081,051
*Rent the Runway, Inc., Class A 500 2,040
#*Revolve Group, Inc. 85,162 1,883,783
#*RH 15,003 2,587,867
#*Rivian Automotive, Inc., Class A 1,524,440 20,686,651
Rocky Brands, Inc. 15,449 435,507
Ross Stores, Inc. 430,857 68,471,794
Royal Caribbean Cruises, Ltd. 331,587 95,109,099
*Rush Street Interactive, Inc. 42,640 723,174
#*Sabre Corp. 441,152 902,156
*Sally Beauty Holdings, Inc. 234,607 3,544,912
#*Savers Value Village, Inc. 97,574 898,657
Service Corp. International 261,001 21,796,194
*Shake Shack, Inc., Class A 46,030 4,442,355
*SharkNinja, Inc. 236,869 20,252,300
#Shoe Carnival, Inc. 53,698 984,284
Signet Jewelers, Ltd. 78,799 7,789,281
#*Sleep Number Corp. 29,952 164,736
Smith & Wesson Brands, Inc. 90,885 871,133
#*Soho House & Co., Inc. 2,379 21,173
#Somnigroup International, Inc. 275,919 21,891,413
Sonic Automotive, Inc., Class A 48,408 3,075,360
*Sonos, Inc. 51,993 892,720
*Sportsman's Warehouse
Holdings, Inc. 3,767 9,304
Standard Motor Products, Inc. 50,579 1,877,998
Starbucks Corp. 182,804 14,783,359
#Steven Madden, Ltd. 66,584 2,257,863
#*Stitch Fix, Inc., Class A 249,553 1,045,627
*Stoneridge, Inc. 25,327 172,477
Strategic Education, Inc. 57,218 4,347,424
*Strattec Security Corp. 8,704 534,077
#*Stride, Inc. 95,371 6,489,043
Sturm Ruger & Co., Inc. 13,315 564,689
Superior Group of Cos., Inc. 33,632 314,123
#*Sweetgreen, Inc., Class A 44,270 278,458
Tandy Leather Factory, Inc. 857 2,614
Tapestry, Inc. 527,651 57,946,633
*Target Hospitality Corp. 43,116 331,562

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Taylor Morrison Home Corp. 209,197 $ 12,399,106
*Tesla, Inc. 330,236 150,772,548
Texas Roadhouse, Inc. 114,324 18,701,120
#Thor Industries, Inc. 102,091 10,653,196
*Tile Shop Holdings, Inc. 88,880 556,389
#*Tilly's, Inc., Class A 51,650 79,025
TJX Cos., Inc. (The) 609,559 85,423,598
Toll Brothers, Inc. 138,645 18,710,143
#*TopBuild Corp. 50,524 21,345,380
*Topgolf Callaway Brands Corp. 273,065 2,569,542
Tractor Supply Co. 374,879 20,284,703
Travel + Leisure Co. 77,231 4,848,562
*Tri Pointe Homes, Inc. 210,569 6,706,623
*Udemy, Inc. 26,611 151,550
*Ulta Beauty, Inc. 75,508 39,255,099
#*Under Armour, Inc., Class A 42,662 196,672
#*Under Armour, Inc., Class C 43,713 194,086
*Unifi, Inc. 28,350 126,441
#*United Parks & Resorts, Inc. 71,528 3,461,955
*Universal Electronics, Inc. 24,934 96,993
*Universal Technical Institute, Inc. 135,545 4,028,397
Upbound Group, Inc. 120,224 2,329,941
*Urban Outfitters, Inc. 195,715 12,645,146
#Vail Resorts, Inc. 63,244 9,380,983
*Valvoline, Inc. 203,260 6,709,613
*Vera Bradley, Inc. 15,038 35,339
VF Corp. 715,522 10,045,929
#*Victoria's Secret & Co. 188,318 6,638,209
Visteon Corp. 43,324 4,642,600
*Warby Parker, Inc., Class A 195,498 3,829,806
#*Wayfair, Inc., Class A 94,576 9,789,562
#Wendy's Co. (The) 323,875 2,765,893
Weyco Group, Inc. 19,326 554,076
#Whirlpool Corp. 109,651 7,854,301
Williams-Sonoma, Inc. 181,199 35,214,214
#Wingstop, Inc. 28,179 6,104,417
Winmark Corp. 5,062 2,040,847
Winnebago Industries, Inc. 38,547 1,453,607
#Wolverine World Wide, Inc. 181,068 4,110,244
#*Worksport, Ltd. 3,766 11,901
#Wyndham Hotels & Resorts, Inc. 145,599 10,691,335
Wynn Resorts, Ltd. 55,867 6,647,614
#*XPEL, Inc. 32,152 1,096,383
#*YETI Holdings, Inc. 130,691 4,442,187
Yum! Brands, Inc. 128,761 17,796,058
*Zumiez, Inc. 34,701 751,277
TOTAL CONSUMER
DISCRETIONARY 3,888,561,448
CONSUMER STAPLES — (4.8%)
#Albertsons Cos., Inc., Class A 1,195,046 21,140,364
#Alico, Inc. 16,957 597,056
Altria Group, Inc. 311,389 17,556,112
Andersons, Inc. (The) 77,650 3,595,971
Archer-Daniels-Midland Co. 431,315 26,107,497
#B&G Foods, Inc. 148,491 593,964
*BellRing Brands, Inc. 75,603 2,277,918
#*BJ's Wholesale Club Holdings,
Inc. 264,996 23,388,547
Shares Value†
CONSUMER STAPLES — (Continued)
*Boston Beer Co., Inc. (The),
Class A 19,632 $ 4,063,628
*Bridgford Foods Corp. 2,509 19,997
#Brown-Forman Corp., Class A 21,242 576,083
#Brown-Forman Corp., Class B 206,392 5,620,054
Bunge Global SA 140,820 13,321,572
Calavo Growers, Inc. 41,356 918,517
Cal-Maine Foods, Inc. 92,636 8,133,441
#Campbell's Co. (The) 114,806 3,459,105
Casey's General Stores, Inc. 49,739 25,525,557
*Celsius Holdings, Inc. 46,086 2,775,760
*Central Garden & Pet Co. 18,254 559,850
*Central Garden & Pet Co., Class
A 112,537 3,129,654
*Chefs' Warehouse, Inc. (The) 75,820 4,473,380
Church & Dwight Co., Inc. 289,863 25,418,086
Clorox Co. (The) 137,467 15,459,539
Coca-Cola Co. (The) 2,120,260 146,085,914
Coca-Cola Consolidated, Inc. 148,221 19,325,054
*Coffee Holding Co., Inc. 3,887 15,859
Colgate-Palmolive Co. 470,087 36,220,203
Conagra Brands, Inc. 192,482 3,308,766
Constellation Brands, Inc., Class
A 151,973 19,966,213
Costco Wholesale Corp. 208,554 190,086,543
*Coty, Inc., Class A 33,013 131,062
*Darling Ingredients, Inc. 288,107 9,233,829
Dole PLC 180,284 2,296,818
Dollar General Corp. 265,361 26,180,516
#*Dollar Tree, Inc. 318,644 31,583,993
Edgewell Personal Care Co. 92,560 1,794,738
#*elf Beauty, Inc. 42,204 5,154,797
#Energizer Holdings, Inc. 98,621 2,290,966
Estee Lauder Cos., Inc. (The) 51,749 5,003,611
*Farmer Bros Co. 18,053 31,773
#*FitLife Brands, Inc. 910 17,399
#Flowers Foods, Inc. 311,156 3,712,091
#*Forafric Global PLC 2,217 20,707
Fresh Del Monte Produce, Inc. 110,115 3,892,565
*Freshpet, Inc. 32,731 1,610,692
General Mills, Inc. 515,974 24,049,548
*Grocery Outlet Holding Corp. 190,229 2,589,017
*Herbalife, Ltd. 33,907 271,256
Hershey Co. (The) 184,151 31,237,534
*HF Foods Group, Inc. 29,167 63,001
#*Honest Co., Inc. (The) 237,027 808,262
Hormel Foods Corp. 719,394 15,531,716
Ingles Markets, Inc., Class A 26,453 1,827,902
Ingredion, Inc. 124,460 14,363,929
Interparfums, Inc. 50,480 4,500,292
#J&J Snack Foods Corp. 26,967 2,282,757
J.M. Smucker Co. (The) 165,870 17,175,838
John B. Sanfilippo & Son, Inc. 11,657 731,826
Kellanova 124,550 10,345,123
Kenvue, Inc. 1,710,045 24,573,347
Keurig Dr Pepper, Inc. 940,354 25,540,015
Kimberly-Clark Corp. 273,678 32,761,993
#Kraft Heinz Co. (The) 802,109 19,836,156

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Kroger Co. (The) 936,695 $ 59,601,903
*Laird Superfood, Inc. 1,101 5,450
Lamb Weston Holdings, Inc. 190,561 11,763,331
#Lifevantage Corp. 13,233 108,378
*Lifeway Foods, Inc. 14,049 337,036
Limoneira Co. 41,759 590,055
*Mama's Creations, Inc. 9,623 101,908
*Maplebear, Inc. 292,690 10,788,553
Marzetti Co. (The) 44,462 6,971,197
McCormick & Co., Inc. 329,860 21,163,818
McCormick & Co., Inc. 3,233 206,799
#*Medifast, Inc. 5,600 67,312
MGP Ingredients, Inc. 19,124 462,801
*Mission Produce, Inc. 102,239 1,177,793
#Molson Coors Beverage Co.,
Class B 336,152 14,696,565
Mondelez International, Inc.,
Class A 561,415 32,258,906
*Monster Beverage Corp. 688,461 46,009,849
#*National Beverage Corp. 123,483 4,231,762
*Natural Alternatives International,
Inc. 5,470 15,261
Natural Grocers by Vitamin
Cottage, Inc. 57,159 1,834,232
Natural Health Trends Corp. 10,562 46,578
*Nature's Sunshine Products, Inc. 25,495 343,673
Nu Skin Enterprises, Inc., Class A 1,362 14,601
Oil-Dri Corp. of America 21,141 1,171,000
#*Olaplex Holdings, Inc. 311,416 323,873
PepsiCo, Inc. 881,747 128,814,419
*Performance Food Group Co. 204,672 19,799,969
Philip Morris International, Inc. 271,199 39,142,152
Pilgrim's Pride Corp. 236,726 9,019,261
*Post Holdings, Inc. 122,622 12,744,104
PriceSmart, Inc. 59,882 6,882,837
Procter & Gamble Co. (The) 1,443,663 217,083,605
#Reynolds Consumer Products,
Inc. 301,863 7,377,532
Seaboard Corp. 1,257 4,236,065
*Seneca Foods Corp., Class A 12,531 1,351,280
*Seneca Foods Corp., Class B 405 44,509
*Simply Good Foods Co. (The) 123,353 2,414,018
Spectrum Brands Holdings, Inc. 54,342 2,927,947
*Sprouts Farmers Market, Inc. 175,054 13,822,264
Sysco Corp. 494,765 36,751,144
Target Corp. 404,933 37,545,388
#Tootsie Roll Industries, Inc. 66,365 2,342,021
*TreeHouse Foods, Inc. 88,942 1,618,744
Turning Point Brands, Inc. 44,524 4,002,708
Tyson Foods, Inc., Class A 351,018 18,045,835
*United Natural Foods, Inc. 141,246 5,317,912
United-Guardian, Inc. 1,261 9,041
Universal Corp. 61,560 3,119,861
*US Foods Holding Corp. 407,736 29,609,788
*USANA Health Sciences, Inc. 19,278 407,730
Utz Brands, Inc. 149,874 1,578,173
Village Super Market, Inc., Class
A 23,318 731,486
#*Vita Coco Co., Inc. (The) 112,333 4,625,873
Shares Value†
CONSUMER STAPLES — (Continued)
#*Vital Farms, Inc. 84,346 $ 2,770,766
Walmart, Inc. 1,436,426 145,337,583
WD-40 Co. 22,310 4,334,387
Weis Markets, Inc. 63,305 4,009,739
*Willamette Valley Vineyards, Inc. 1,711 5,475
*Zevia PBC, Class A 16,006 37,774
TOTAL CONSUMER STAPLES 1,927,319,297
ENERGY — (4.3%)
Antero Midstream Corp. 815,731 14,071,360
*Antero Resources Corp. 564,760 17,456,732
#APA Corp. 341,485 7,734,635
Archrock, Inc. 366,174 9,253,217
Ardmore Shipping Corp. 76,657 965,112
#Atlas Energy Solutions, Inc. 27,299 337,962
Baker Hughes Co. 960,705 46,507,729
*Bristow Group, Inc. 65,906 2,682,374
Cactus, Inc., Class A 109,820 4,850,749
California Resources Corp. 141,094 6,655,404
#*Centrus Energy Corp., Class A 40,613 14,923,653
Cheniere Energy, Inc. 274,530 58,200,360
Chevron Corp. 1,289,164 203,326,946
Chord Energy Corp. 60,523 5,490,647
Civitas Resources, Inc. 33,747 972,926
*Clean Energy Fuels Corp. 512,841 1,466,725
#*CNX Resources Corp. 344,174 11,584,897
#*Comstock Resources, Inc. 581,497 10,903,069
*Comstock, Inc. 10,133 31,412
ConocoPhillips 926,760 82,351,894
#Core Laboratories, Inc. 14,659 233,664
Core Natural Resources, Inc. 67,238 5,311,802
Coterra Energy, Inc. 1,130,376 26,744,696
#Crescent Energy Co., Class A 311,918 2,629,469
*CVR Energy, Inc. 142,796 5,082,110
Delek US Holdings, Inc. 89,922 3,395,455
Devon Energy Corp. 960,263 31,198,945
DHT Holdings, Inc. 388,736 5,162,414
Diamondback Energy, Inc. 221,501 31,716,728
Dorian LPG, Ltd. 92,961 2,681,925
DT Midstream, Inc. 196,295 21,492,340
#Energy Services of America
Corp. 12,384 135,729
EOG Resources, Inc. 604,167 63,945,035
Epsilon Energy, Ltd. 20,306 97,469
EQT Corp. 516,369 27,667,051
Evolution Petroleum Corp. 50,017 219,074
Excelerate Energy, Inc., Class A 35,473 919,105
Expand Energy Corp. 372,101 38,441,754
*Expro Group Holdings NV 70,990 964,044
Exxon Mobil Corp. 2,543,342 290,856,591
*Forum Energy Technologies, Inc. 2,040 54,631
FutureFuel Corp. 81,341 319,670
*Geospace Technologies Corp. 21,262 538,779
Granite Ridge Resources, Inc. 145,899 770,347
*Gulf Island Fabrication, Inc. 31,277 244,273
*Gulfport Energy Corp. 39,964 7,433,704
Halliburton Co. 941,963 25,282,287
*Helix Energy Solutions Group,
Inc. 321,380 2,159,674

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
ENERGY — (Continued)
Helmerich & Payne, Inc. 108,987 $ 2,861,999
HF Sinclair Corp. 330,377 17,047,453
*Innovex International, Inc. 76,672 1,538,807
International Seaways, Inc. 102,918 5,272,489
Kinder Morgan, Inc. 1,518,250 39,762,968
#Kinetik Holdings, Inc. 57,595 2,217,983
#Kodiak Gas Services, Inc. 180,328 6,650,497
#*Kosmos Energy, Ltd. 35,283 55,394
Liberty Energy, Inc. 215,647 3,905,367
#Magnolia Oil & Gas Corp., Class
A 449,279 10,090,806
*Mammoth Energy Services, Inc. 7,833 15,979
Marathon Petroleum Corp. 234,163 45,640,710
Matador Resources Co. 233,905 9,229,891
#Mexco Energy Corp. 346 3,183
#*MIND Technology, Inc. 10,541 116,056
#Murphy Oil Corp. 280,657 7,942,593
#*Nabors Industries, Ltd. 17,551 851,575
NACCO Industries, Inc., Class A 11,458 484,444
Natural Gas Services Group, Inc. 23,897 665,292
*NCS Multistage Holdings, Inc. 1,416 51,967
Noble Corp. PLC 107,591 3,157,796
#Nordic American Tankers, Ltd. 234,353 862,419
#Northern Oil & Gas, Inc. 175,198 3,877,132
NOV, Inc. 635,824 9,283,030
#Occidental Petroleum Corp. 958,578 39,493,414
*Oceaneering International, Inc. 198,995 4,634,594
*Oil States International, Inc. 155,076 925,804
ONEOK, Inc. 513,031 34,373,077
Ovintiv, Inc. 470,929 17,664,547
*Par Pacific Holdings, Inc. 48,907 1,955,302
Patterson-UTI Energy, Inc. 139,560 875,041
PBF Energy, Inc., Class A 286,426 9,787,176
#Peabody Energy Corp. 74,984 2,056,061
Permian Resources Corp. 1,375,639 17,278,026
Phillips 66 279,990 38,117,839
*PrimeEnergy Resources Corp. 3,355 453,730
*ProPetro Holding Corp. 42,794 444,202
Range Resources Corp. 438,933 15,604,068
Ranger Energy Services, Inc. 57,321 787,591
*REX American Resources Corp. 70,856 2,269,518
#Riley Exploration Permian, Inc. 41,475 1,079,179
RPC, Inc. 449,831 2,339,121
Scorpio Tankers, Inc. 85,877 5,298,611
*SEACOR Marine Holdings, Inc. 14,945 95,050
#*Seadrill, Ltd. 144,972 4,575,316
#Select Water Solutions, Inc. 261,510 3,023,056
SFL Corp., Ltd. 378,399 2,822,857
SLB, Ltd. 1,608,253 57,993,603
SM Energy Co. 18,463 385,692
Smart Sand, Inc. 43,097 92,659
#Solaris Energy Infrastructure,
Inc. 64,576 3,437,380
*Stabilis Solutions, Inc. 154 768
*Talos Energy, Inc. 201,167 1,973,448
Targa Resources Corp. 218,098 33,595,816
TechnipFMC PLC 727,615 30,086,880
Teekay Corp., Ltd. 193,800 1,864,356
Shares Value†
ENERGY — (Continued)
Teekay Tankers, Ltd., Class A 66,420 $ 4,051,620
*TETRA Technologies, Inc. 103,018 727,307
#Texas Pacific Land Corp. 24,912 23,501,483
*Tidewater, Inc. 70,923 3,587,995
#*Transocean, Ltd. 993,671 3,815,697
*Uranium Energy Corp. 705,155 10,668,995
VAALCO Energy, Inc. 42,890 168,558
#*Valaris, Ltd. 98,215 5,511,826
Valero Energy Corp. 213,471 36,196,143
Viper Energy, Inc., Class A 30,329 1,139,157
#Vitesse Energy, Inc. 77,990 1,696,282
Weatherford International PLC 87,842 6,473,077
Western Midstream Partners, LP 24,978 935,926
Williams Cos., Inc. (The) 722,627 41,818,424
World Kinect Corp. 135,439 3,501,098
TOTAL ENERGY 1,746,229,768
FINANCIALS — (15.0%)
1st Source Corp. 50,810 3,020,146
*Acacia Research Corp. 36,795 127,679
Acadian Asset Management, Inc. 45,030 2,165,943
ACNB Corp. 12,375 559,102
Affiliated Managers Group, Inc. 60,192 14,323,288
Affinity Bancshares, Inc. 7,054 133,814
*Affirm Holdings, Inc. 297,281 21,368,558
Aflac, Inc. 455,340 48,807,895
Alerus Financial Corp. 20,408 431,017
Allstate Corp. (The) 217,411 41,638,555
Ally Financial, Inc. 392,531 15,296,933
Amalgamated Financial Corp. 61,433 1,674,664
*Ambac Financial Group, Inc. 102,000 837,420
Amerant Bancorp, Inc. 68,948 1,156,258
American Coastal Insurance
Corp. 37,406 442,887
American Express Co. 325,077 117,265,026
American Financial Group, Inc. 126,942 16,715,723
American International Group,
Inc. 584,994 46,191,126
Ameriprise Financial, Inc. 127,927 57,921,508
Ameris Bancorp 132,089 9,460,214
AMERISAFE, Inc. 33,695 1,350,496
#AmeriServ Financial, Inc. 3,367 10,269
Ames National Corp. 12,248 255,493
Aon PLC, Class A 132,000 44,969,760
#Apollo Global Management, Inc. 211,273 26,263,347
Arch Capital Group, Ltd. 353,627 30,521,546
#Ares Management Corp., Class
A 48,074 7,149,085
Arrow Financial Corp. 39,342 1,097,248
Arthur J. Gallagher & Co. 84,684 21,127,811
#Artisan Partners Asset
Management, Inc., Class A 145,904 6,370,169
Associated Banc-Corp. 368,878 9,137,108
Associated Capital Group, Inc.,
Class A 3,204 116,946
Assurant, Inc. 91,707 19,416,206
Assured Guaranty, Ltd. 94,098 7,582,417
Atlantic Union Bankshares Corp. 286,753 9,325,208
#*Atlanticus Holdings Corp. 31,384 1,729,572

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Auburn National Bancorp, Inc. 2,938 $ 76,212
Axis Capital Holdings, Ltd. 160,107 14,995,622
*Axos Financial, Inc. 109,367 8,528,439
#*Baldwin Insurance Group, Inc.
(The) 73,033 1,614,029
Banc of California, Inc. 351,404 5,963,326
#BancFirst Corp. 63,197 6,879,625
*Bancorp, Inc. (The) 95,168 6,221,132
#Bank First Corp. 13,694 1,672,311
Bank of America Corp. 2,473,386 132,202,482
Bank of Hawaii Corp. 89,158 5,789,029
Bank of Marin Bancorp 33,156 853,767
Bank of New York Mellon Corp.
(The) 597,446 64,482,347
Bank of NT Butterfield & Son, Ltd.
(The) 95,344 4,410,613
Bank of the James Financial
Group, Inc. 2,062 34,951
Bank OZK 231,371 10,409,381
Bank7 Corp. 2,655 110,209
BankFinancial Corp. 28,302 312,737
BankUnited, Inc. 161,993 6,492,679
Bankwell Financial Group, Inc. 17,847 773,667
Banner Corp. 82,237 4,966,292
Bar Harbor Bankshares 36,414 1,068,023
BayCom Corp. 21,979 599,148
BCB Bancorp, Inc. 28,670 227,640
#Beacon Financial Corp. 204,689 4,982,130
*Berkshire Hathaway, Inc., Class
B 632,468 302,028,769
#BGC Group, Inc., Class A 636,894 5,821,211
Blackrock, Inc. 34,473 37,327,709
Blackstone, Inc. 124,624 18,274,863
*Block, Inc. 375,987 28,552,453
*Blue Foundry Bancorp 31,850 262,444
*Blue Ridge Bankshares, Inc. 12,278 55,005
BOK Financial Corp. 128,989 13,489,670
*Bowhead Specialty Holdings,
Inc. 4,086 97,901
Bread Financial Holdings, Inc. 111,331 6,974,887
*Bridgewater Bancshares, Inc. 51,779 852,282
*Brighthouse Financial, Inc. 123,417 7,043,408
*Broadway Financial Corp. 1,626 10,114
Brown & Brown, Inc. 207,728 16,564,231
Burke & Herbert Financial
Services Corp. 2,161 127,196
Business First Bancshares, Inc. 70,715 1,733,932
*BV Financial, Inc. 2,851 46,471
Byline Bancorp, Inc. 97,880 2,617,311
C&F Financial Corp. 8,312 568,624
Cadence Bank 376,792 14,220,130
*California Bancorp 12,112 223,951
Camden National Corp. 40,460 1,543,549
#*Cantaloupe, Inc. 45,164 476,932
Capital Bancorp, Inc. 6,996 194,454
Capital City Bank Group, Inc. 40,532 1,576,695
Capital One Financial Corp. 380,072 83,612,039
Capitol Federal Financial, Inc. 320,163 1,933,785
#Carlyle Group, Inc. (The) 472,516 25,194,553
Shares Value†
FINANCIALS — (Continued)
*Carter Bankshares, Inc. 28,955 $ 494,551
Cass Information Systems, Inc. 32,442 1,282,432
Cathay General Bancorp 138,037 6,273,782
CB Financial Services, Inc. 1,846 59,755
Cboe Global Markets, Inc. 99,123 24,348,574
Central Pacific Financial Corp. 67,011 1,910,484
CF Bankshares, Inc. 4,596 106,627
Charles Schwab Corp. (The) 744,190 70,340,839
Chemung Financial Corp. 7,325 371,158
ChoiceOne Financial Services,
Inc. 500 14,320
Chubb, Ltd. 130,172 36,049,834
Cincinnati Financial Corp. 175,191 27,082,777
Citigroup, Inc. 669,501 67,773,586
Citizens & Northern Corp. 38,486 745,089
Citizens Community Bancorp, Inc. 13,901 217,551
Citizens Financial Group, Inc. 556,934 28,331,233
Citizens Financial Services, Inc. 437 23,943
City Holding Co. 32,927 3,881,435
Civista Bancshares, Inc. 29,611 637,525
CME Group, Inc. 81,454 21,625,222
CNB Financial Corp. 49,564 1,219,274
CNO Financial Group, Inc. 189,721 7,592,634
*Coastal Financial Corp. 30,723 3,271,999
#Cohen & Steers, Inc. 103,280 7,056,090
*Coinbase Global, Inc., Class A 154,137 52,989,218
Colony Bankcorp, Inc. 27,245 435,648
Columbia Banking System, Inc. 600,655 16,097,554
*Columbia Financial, Inc. 150,218 2,215,715
#Comerica, Inc. 254,964 19,504,746
Commerce Bancshares, Inc. 247,854 13,044,556
Community Financial System, Inc. 99,730 5,533,020
Community Trust Bancorp, Inc. 43,475 2,225,703
Community West Bancshares 46,205 978,622
ConnectOne Bancorp, Inc. 101,131 2,433,212
*Consumer Portfolio Services,
Inc. 32,536 273,302
Corebridge Financial, Inc. 1,019,913 33,208,367
*Corpay, Inc. 117,425 30,571,599
Crawford & Co., Class A 43,171 467,542
Crawford & Co., Class B 51,124 513,285
#*Credit Acceptance Corp. 18,615 8,327,234
#Cullen/Frost Bankers, Inc. 112,852 13,896,595
*Customers Bancorp, Inc. 76,698 5,147,970
CVB Financial Corp. 286,831 5,269,085
*Dave, Inc. 23,364 5,591,472
Diamond Hill Investment Group,
Inc. 3,299 423,427
DigitalBridge Group, Inc. 264,506 3,129,106
Dime Community Bancshares,
Inc. 93,292 2,448,915
Donegal Group, Inc., Class A 70,170 1,315,687
Donegal Group, Inc., Class B 1,947 29,672
*Donnelley Financial Solutions,
Inc. 60,120 2,762,514
Eagle Bancorp Montana, Inc. 11,611 188,447
Eagle Bancorp, Inc. 77,116 1,291,693
Eagle Financial Services, Inc. 360 13,036
East West Bancorp, Inc. 193,751 19,685,102

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Eastern Bankshares, Inc. 417,699 $ 7,322,263
Employers Holdings, Inc. 57,079 2,176,422
Enact Holdings, Inc. 143,359 5,120,783
*Encore Capital Group, Inc. 51,176 2,127,898
*Enova International, Inc. 59,173 7,075,316
Enterprise Financial Services
Corp. 86,263 4,517,593
Equitable Holdings, Inc. 526,685 26,018,239
#Equity Bancshares, Inc., Class A 39,451 1,598,160
#Erie Indemnity Co., Class A 42,132 12,329,508
#Esquire Financial Holdings, Inc. 15,013 1,408,219
Essent Group, Ltd. 211,324 12,799,895
*Euronet Worldwide, Inc. 83,352 6,323,081
Evercore, Inc. 37,184 10,952,919
Everest Group, Ltd. 54,358 17,096,678
EVERTEC, Inc. 126,734 3,608,117
#*EZCORP, Inc., Class A 127,856 2,333,372
F&G Annuities & Life, Inc. 62,598 1,856,031
FactSet Research Systems, Inc. 64,308 17,157,374
Farmers & Merchants Bancorp,
Inc. 6,363 152,076
Farmers National Banc Corp. 35,628 462,451
FB Financial Corp. 114,759 6,198,134
#Federal Agricultural Mortgage
Corp., Class A 695 83,330
Federal Agricultural Mortgage
Corp., Class C 20,855 3,308,437
Federated Hermes, Inc. 181,021 8,775,898
Fidelis Insurance Holdings, Ltd. 245,460 4,413,371
Fidelity D&D Bancorp, Inc. 867 37,871
Fidelity National Financial, Inc. 386,051 21,325,457
Fidelity National Information
Services, Inc. 511,532 31,980,981
#Fifth Third Bancorp 616,904 25,675,544
#*Finance Of America Cos., Inc.,
Class A 1,663 36,586
Financial Institutions, Inc. 40,167 1,141,948
#Finward Bancorp 5,104 179,406
#*Finwise Bancorp 17,276 331,526
First American Financial Corp. 190,366 11,899,779
First Bancorp 318,938 6,216,102
First Bancorp 99,932 4,850,699
First Bancorp, Inc. (The) 26,230 650,242
First Bank 34,030 531,549
First Busey Corp. 217,010 4,852,344
First Business Financial Services,
Inc. 17,430 882,132
First Capital, Inc. 3,434 147,834
#First Citizens BancShares, Inc.,
Class A 9,905 18,074,842
First Commonwealth Financial
Corp. 258,448 3,951,670
First Community Bankshares, Inc. 41,278 1,334,931
First Community Corp. 12,298 329,709
First Financial Bancorp 208,980 4,892,222
First Financial Bankshares, Inc. 228,518 7,058,921
First Financial Corp. 24,552 1,309,113
*First Financial Northwest, Inc. 13,447 16,136
*First Foundation, Inc. 149,495 813,253
Shares Value†
FINANCIALS — (Continued)
#First Guaranty Bancshares, Inc. 2,269 $ 14,907
First Hawaiian, Inc. 258,277 6,335,535
First Horizon Corp. 880,583 18,809,253
First Internet Bancorp 16,254 288,346
First Interstate BancSystem, Inc.,
Class A 214,491 6,702,844
First Merchants Corp. 139,440 4,947,331
First Mid Bancshares, Inc. 45,194 1,614,782
First National Corp. 5,593 125,954
First Northwest Bancorp 21,403 194,125
#First Savings Financial Group,
Inc. 7,749 229,370
First United Corp. 12,988 448,476
First US Bancshares, Inc. 2,977 38,314
*First Western Financial, Inc. 8,157 188,345
FirstCash Holdings, Inc. 85,130 13,493,105
#*FirstSun Capital Bancorp 18,336 624,157
*Fiserv, Inc. 348,686 23,253,869
#Five Star Bancorp 11,741 416,923
#Flagstar Bank NA 632,908 7,227,809
Flushing Financial Corp. 76,002 1,038,947
*Flywire Corp. 72,564 966,552
FNB Corp. 743,499 11,687,804
Franklin Financial Services Corp. 6,474 293,272
Franklin Resources, Inc. 554,061 12,527,319
FS Bancorp, Inc. 13,500 522,315
Fulton Financial Corp. 379,452 6,591,081
FVCBankcorp, Inc. 22,920 280,082
#GCM Grosvenor, Inc., Class A 42,316 487,057
*Genworth Financial, Inc. 911,557 7,693,541
#German American Bancorp, Inc. 72,151 2,780,700
#Glacier Bancorp, Inc. 247,471 10,109,190
Glen Burnie Bancorp 1,062 4,928
Global Payments, Inc. 239,449 18,619,554
Globe Life, Inc. 146,872 19,315,137
Goldman Sachs Group, Inc. (The) 150,043 118,439,443
#Goosehead Insurance, Inc.,
Class A 29,550 2,029,198
Great Southern Bancorp, Inc. 26,886 1,497,550
*Green Dot Corp., Class A 108,629 1,261,183
Greene County Bancorp, Inc. 1,379 30,269
*Greenlight Capital Re, Ltd.,
Class A 82,556 1,000,579
Guild Holdings Co., Class A 1,391 27,653
*Hagerty, Inc., Class A 5,045 56,605
*Hamilton Insurance Group, Ltd.,
Class B 44,668 1,057,292
#Hamilton Lane, Inc., Class A 68,894 7,851,160
Hancock Whitney Corp. 178,437 10,190,537
Hanmi Financial Corp. 70,023 1,848,607
Hanover Bancorp, Inc. 210 4,349
Hanover Insurance Group, Inc.
(The) 68,850 11,765,088
HarborOne Bancorp, Inc. 107,506 1,300,823
Hartford Insurance Group, Inc.
(The) 334,045 41,481,708
Hawthorn Bancshares, Inc. 4,727 142,803
HBT Financial, Inc. 9,194 224,242
HCI Group, Inc. 26,429 5,391,780

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Hennessy Advisors, Inc. 14,900 $ 145,275
Heritage Commerce Corp. 149,020 1,549,808
Heritage Financial Corp. 80,700 1,790,733
*Heritage Global, Inc. 47,405 69,685
*Heritage Insurance Holdings, Inc. 80,793 1,909,139
Hilltop Holdings, Inc. 114,962 3,713,273
#Hingham Institution For Savings
(The) 2,325 684,154
*Hippo Holdings, Inc. 50,651 1,862,944
Home Bancorp, Inc. 15,382 817,553
Home BancShares, Inc. 378,501 10,109,762
Home Federal Bancorp, Inc. of
Louisiana 603 9,841
HomeTrust Bancshares, Inc. 19,012 747,362
Hope Bancorp, Inc. 304,930 3,198,716
Horace Mann Educators Corp. 97,164 4,344,202
Horizon Bancorp, Inc. 101,582 1,584,679
Houlihan Lokey, Inc. 70,461 12,618,156
Huntington Bancshares, Inc. 2,005,978 30,972,300
IF Bancorp, Inc. 1,643 42,283
Independent Bank Corp. 94,208 6,339,256
Independent Bank Corp. 43,596 1,317,471
Interactive Brokers Group, Inc. 47,464 3,339,567
Intercontinental Exchange, Inc. 205,161 30,013,003
International Bancshares Corp. 118,305 7,853,086
*International Money Express,
Inc. 72,000 1,072,080
Invesco, Ltd. 864,958 20,499,505
Investar Holding Corp. 17,431 414,161
Investors Title Co. 4,640 1,199,858
Isabella Bank Corp. 306 10,936
Jack Henry & Associates, Inc. 124,538 18,548,690
Jackson Financial, Inc., Class A 147,023 14,821,389
James River Group Holdings, Ltd. 75,600 385,560
Janus Henderson Group PLC 324,021 14,114,355
Jefferies Financial Group, Inc. 265,820 14,043,271
JPMorgan Chase & Co. 1,363,432 424,190,964
Kearny Financial Corp. 177,754 1,135,848
Kemper Corp. 138,659 6,238,268
*Kentucky First Federal Bancorp 3,510 14,075
*Kestrel Group, Ltd. 3,800 75,392
#KeyCorp 1,397,353 24,579,439
#Kingstone Cos., Inc. 19,489 284,150
#*Kingsway Financial Services,
Inc. 2,628 37,423
#Kinsale Capital Group, Inc. 35,652 14,241,904
KKR & Co., Inc. 139,158 16,466,566
Lake Shore Bancorp, Inc. 4,441 61,375
Lakeland Financial Corp. 56,579 3,227,832
Landmark Bancorp, Inc. 3,888 99,883
Lazard, Inc. 212,807 10,384,982
LCNB Corp. 22,599 347,121
#*Lemonade, Inc. 53,015 3,185,141
*LendingClub Corp. 279,188 4,855,079
*LendingTree, Inc. 27,610 1,767,040
Lincoln National Corp. 332,007 13,944,294
LINKBANCORP, Inc. 3,451 24,261
Live Oak Bancshares, Inc. 105,698 3,291,436
Shares Value†
FINANCIALS — (Continued)
#*loanDepot, Inc., Class A 73,346 $ 221,505
Loews Corp. 267,697 26,651,913
LPL Financial Holdings, Inc. 104,491 39,425,499
M&T Bank Corp. 110,966 20,403,318
Magyar Bancorp, Inc. 6,521 112,487
MainStreet Bancshares, Inc. 1,782 33,056
*Markel Group, Inc. 13,137 25,939,401
MarketAxess Holdings, Inc. 47,021 7,526,181
*Marqeta, Inc., Class A 784,173 3,552,304
Marsh & McLennan Cos., Inc. 232,431 41,407,583
Mastercard, Inc., Class A 401,120 221,414,229
*Mechanics Bancorp 40,545 542,898
Mercantile Bank Corp. 37,041 1,624,248
Merchants Bancorp 92,063 2,871,445
Mercury General Corp. 113,385 8,764,660
Meridian Corp. 17,998 257,191
MetLife, Inc. 758,450 60,539,479
Metrocity Bankshares, Inc. 13,254 339,435
Metropolitan Bank Holding Corp. 25,408 1,683,788
MGIC Investment Corp. 498,021 13,655,736
Mid Penn Bancorp, Inc. 20,318 578,047
Middlefield Banc Corp. 4,154 135,420
Midland States Bancorp, Inc. 46,391 679,164
MidWestOne Financial Group,
Inc. 44,170 1,633,848
Moelis & Co., Class A 133,408 8,448,729
Moody's Corp. 69,749 33,500,445
Morgan Stanley 591,662 97,032,568
Morningstar, Inc. 37,136 7,883,973
MSCI, Inc. 35,761 21,047,137
MVB Financial Corp. 23,321 596,551
Nasdaq, Inc. 375,538 32,104,744
National Bank Holdings Corp.,
Class A 85,962 3,065,405
National Bankshares, Inc. 6,617 189,445
Navient Corp. 242,095 2,960,822
NBT Bancorp, Inc. 124,253 5,028,519
*NCR Atleos Corp. 130,142 4,802,240
Nelnet, Inc., Class A 47,809 6,169,751
*NerdWallet, Inc., Class A 103,532 1,208,218
*NI Holdings, Inc. 25,910 342,012
#Nicolet Bankshares, Inc. 35,675 4,214,644
*NMI Holdings, Inc. 148,344 5,404,172
Northeast Bank 16,986 1,465,552
Northeast Community Bancorp,
Inc. 11,614 228,099
Northern Trust Corp. 273,914 35,244,514
Northfield Bancorp, Inc. 124,862 1,276,090
Northrim Bancorp, Inc. 52,552 1,155,093
Northwest Bancshares, Inc. 327,760 3,838,070
#Norwood Financial Corp. 6,222 165,567
Oak Valley Bancorp 9,383 255,968
OceanFirst Financial Corp. 138,904 2,525,275
OFG Bancorp 106,987 4,136,117
Ohio Valley Banc Corp. 6,974 244,090
Old National Bancorp 657,412 13,430,927
Old Republic International Corp. 446,881 17,633,924
Old Second Bancorp, Inc. 98,169 1,762,134

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
OneMain Holdings, Inc. 246,102 $ 14,566,777
*Onity Group, Inc. 15,145 567,483
OP Bancorp 24,152 322,429
*Open Lending Corp. 9,367 17,797
*Oportun Financial Corp. 78,034 415,921
Oppenheimer Holdings, Inc.,
Class A 13,721 957,177
OppFi, Inc. 4,501 43,885
*OptimumBank Holdings, Inc. 1,400 5,726
Orange County Bancorp, Inc. 4,262 104,206
Origin Bancorp, Inc. 77,400 2,682,684
Orrstown Financial Services, Inc. 26,466 880,788
#*Oscar Health, Inc., Class A 412,698 7,428,564
*Palomar Holdings, Inc. 47,428 5,407,266
Park National Corp. 29,773 4,531,153
Parke Bancorp, Inc. 24,495 529,337
Pathfinder Bancorp, Inc. 1,566 23,960
Pathward Financial, Inc. 52,671 3,584,788
*Paymentus Holdings, Inc., Class
A 29,214 835,520
*Payoneer Global, Inc. 698,675 4,045,328
*PayPal Holdings, Inc. 746,233 51,691,560
#*Paysafe, Ltd. 125,772 1,384,750
*PB Bankshares, Inc. 607 12,043
PCB Bancorp 14,583 307,264
Peapack-Gladstone Financial
Corp. 45,069 1,140,246
PennyMac Financial Services,
Inc. 108,380 13,635,288
Peoples Bancorp of North
Carolina, Inc. 8,606 253,275
Peoples Bancorp, Inc. 88,336 2,526,410
Peoples Financial Services Corp. 17,859 795,440
Perella Weinberg Partners 29,327 547,828
Pinnacle Financial Partners, Inc. 153,494 13,079,224
*Pioneer Bancorp, Inc. 33,996 446,707
#Piper Sandler Cos. 30,442 9,718,913
#PJT Partners, Inc., Class A 16,224 2,613,849
Plumas Bancorp 6,332 259,865
PNC Financial Services Group,
Inc. (The) 154,805 28,259,653
*Ponce Financial Group, Inc. 44,664 630,209
Popular, Inc. 131,333 14,639,690
*PRA Group, Inc. 78,748 1,079,635
Preferred Bank/Los Angeles CA 29,978 2,705,514
#Primerica, Inc. 63,570 16,519,936
Primis Financial Corp. 31,888 347,101
Princeton Bancorp, Inc. 5,605 174,203
Principal Financial Group, Inc. 312,605 26,271,324
*Priority Technology Holdings,
Inc. 245 1,705
*ProAssurance Corp. 124,220 2,975,069
PROG Holdings, Inc. 94,511 2,734,203
Progressive Corp. (The) 312,928 64,463,168
Prosperity Bancshares, Inc. 192,926 12,698,389
*Provident Bancorp, Inc. 32,992 420,648
Provident Financial Holdings, Inc. 6,668 104,154
Provident Financial Services, Inc. 310,216 5,673,851
Prudential Financial, Inc. 300,379 31,239,416
Shares Value†
FINANCIALS — (Continued)
QCR Holdings, Inc. 36,927 $ 2,747,000
Radian Group, Inc. 213,254 7,237,841
Raymond James Financial, Inc. 187,653 29,774,902
RBB Bancorp 39,983 744,883
Red River Bancshares, Inc. 3,492 230,682
Regional Management Corp. 20,085 790,345
Regions Financial Corp. 1,099,763 26,614,265
Reinsurance Group of America,
Inc. 82,390 15,032,879
*Remitly Global, Inc. 300,374 4,817,999
RenaissanceRe Holdings, Ltd. 78,899 20,047,447
#Renasant Corp. 219,144 7,369,813
Republic Bancorp, Inc., Class A 33,307 2,194,931
*Rhinebeck Bancorp, Inc. 5,549 55,435
Richmond Mutual Bancorp, Inc. 5,489 73,168
Riverview Bancorp, Inc. 36,579 189,479
RLI Corp. 147,326 8,686,341
*Robinhood Markets, Inc., Class
A 590,254 86,637,482
Rocket Cos., Inc., Class A 250,369 4,171,148
#*Root, Inc., Class A 21,027 1,693,094
S&P Global, Inc. 80,706 39,320,770
S&T Bancorp, Inc. 88,840 3,255,098
Safety Insurance Group, Inc. 36,144 2,484,177
SB Financial Group, Inc. 9,052 177,057
Seacoast Banking Corp. of
Florida 126,113 3,821,224
*Security National Financial
Corp., Class A 29,292 233,457
SEI Investments Co. 169,998 13,703,539
Selective Insurance Group, Inc. 115,360 8,691,222
*Selectquote, Inc. 97,212 202,201
#ServisFirst Bancshares, Inc. 93,792 6,590,764
#*Sezzle, Inc. 20,479 1,342,398
#*Shift4 Payments, Inc., Class A 116,601 8,057,129
Shore Bancshares, Inc. 78,057 1,218,470
*Siebert Financial Corp. 1,947 5,471
Sierra Bancorp 34,990 1,007,012
Silvercrest Asset Management
Group, Inc., Class A 11,402 161,224
Simmons First National Corp.,
Class A 301,596 5,241,738
*SiriusPoint, Ltd. 261,228 4,754,350
*Skyward Specialty Insurance
Group, Inc. 96,723 4,409,602
#SLM Corp. 457,588 12,286,238
SmartFinancial, Inc. 18,230 637,503
#*SoFi Technologies, Inc. 1,392,434 41,327,441
Sound Financial Bancorp, Inc. 3,445 153,785
South Plains Financial, Inc. 14,377 524,761
*Southern First Bancshares, Inc. 16,790 736,074
Southern Missouri Bancorp, Inc. 22,534 1,181,683
Southside Bancshares, Inc. 69,975 1,967,697
SOUTHSTATE BANK Corp. 205,754 18,240,092
SR Bancorp, Inc. 1,936 28,498
State Street Corp. 200,382 23,176,182
Stellar Bancorp, Inc. 122,835 3,615,034
*Sterling Bancorp, Inc. 71,357 –

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Stewart Information Services
Corp. 62,872 $ 4,292,271
Stifel Financial Corp. 131,414 15,563,360
Stock Yards Bancorp, Inc. 63,308 4,116,286
#*StoneX Group, Inc. 96,543 8,874,233
Summit State Bank 8,120 89,076
SWK Holdings Corp. 5,910 95,683
Synchrony Financial 352,691 26,233,157
Synovus Financial Corp. 299,116 13,352,538
T. Rowe Price Group, Inc. 267,021 27,377,663
*Texas Capital Bancshares, Inc. 93,112 7,806,510
#TFS Financial Corp. 225,912 3,004,630
*Third Coast Bancshares, Inc. 31,877 1,171,480
Timberland Bancorp, Inc. 16,697 536,308
Tiptree, Inc. 85,239 1,509,583
*Toast, Inc., Class A 139,322 5,035,097
Tompkins Financial Corp. 32,802 2,081,615
Towne Bank 156,680 5,093,667
#TPG, Inc. 43,096 2,372,004
Tradeweb Markets, Inc., Class A 71,748 7,561,522
Travelers Cos., Inc. (The) 293,900 78,947,418
TriCo Bancshares 75,652 3,346,088
*Triumph Financial, Inc. 54,990 2,994,755
#Truist Financial Corp. 809,148 36,112,275
#*Trupanion, Inc. 71,739 2,868,843
TrustCo Bank Corp. 45,754 1,725,383
Trustmark Corp. 143,832 5,353,427
UMB Financial Corp. 146,934 15,704,306
Union Bankshares, Inc. 1,060 24,189
United Bancorp, Inc. 3,975 52,072
United Bankshares, Inc. 295,658 10,581,600
United Community Banks, Inc. 253,130 7,391,396
United Fire Group, Inc. 60,778 1,837,319
United Security Bancshares 40,825 374,161
Unity Bancorp, Inc. 23,648 1,073,856
Universal Insurance Holdings, Inc. 67,111 2,068,361
Univest Financial Corp. 70,523 2,070,555
Unum Group 245,060 17,992,305
#*Upstart Holdings, Inc. 12,895 612,770
US Bancorp 929,479 43,388,080
US Global Investors, Inc., Class A 4,102 10,214
USCB Financial Holdings, Inc. 15,022 259,280
Valley National Bancorp 1,153,270 12,536,045
Value Line, Inc. 492 18,037
*Velocity Financial, Inc. 31,853 593,103
Victory Capital Holdings, Inc.,
Class A 137,108 8,537,715
Virginia National Bankshares
Corp. 3,290 130,876
Virtu Financial, Inc., Class A 177,177 6,172,847
Virtus Investment Partners, Inc. 14,951 2,434,322
Visa, Inc., Class A 843,134 287,289,479
Voya Financial, Inc. 192,178 14,309,574
#W. R. Berkley Corp. 299,879 21,393,368
WaFd, Inc. 189,409 5,498,543
Walker & Dunlop, Inc. 62,670 5,008,586
Washington Trust Bancorp, Inc. 46,265 1,260,259
Waterstone Financial, Inc. 60,100 919,530
Shares Value†
FINANCIALS — (Continued)
Webster Financial Corp. 316,097 $ 18,030,173
Wells Fargo & Co. 1,684,700 146,518,359
WesBanco, Inc. 223,866 6,738,367
West Bancorp, Inc. 46,857 996,648
Westamerica Bancorp 66,043 3,146,949
#Western Alliance Bancorp 208,406 16,120,204
Western New England Bancorp,
Inc. 94,860 1,078,558
#Western Union Co. (The) 58,566 546,421
Westwood Holdings Group, Inc. 18,611 311,734
#*WEX, Inc. 67,323 9,821,079
White Mountains Insurance
Group, Ltd. 5,391 10,267,483
#Willis Towers Watson PLC 131,922 41,304,778
Wintrust Financial Corp. 130,967 17,028,329
#WisdomTree, Inc. 290,847 3,478,530
*World Acceptance Corp. 10,184 1,298,154
WSFS Financial Corp. 117,770 6,134,639
WVS Financial Corp. 90 1,129
Zions Bancorp NA 291,043 15,166,251
TOTAL FINANCIALS 6,053,937,615
HEALTH CARE — (8.6%)
*10X Genomics, Inc., Class A 25,649 349,852
Abbott Laboratories 735,189 90,884,064
AbbVie, Inc. 855,858 186,611,278
#*AbSci Corp. 104,351 446,622
*AC Immune SA 7,863 26,577
*ACADIA Pharmaceuticals, Inc. 270,906 6,149,566
Acme United Corp. 1,722 65,453
*AdaptHealth Corp. 261,695 2,352,638
*Adaptive Biotechnologies Corp. 194,091 3,369,420
*Addus HomeCare Corp. 41,846 4,891,379
*ADMA Biologics, Inc. 463,296 7,171,822
Agilent Technologies, Inc. 179,793 26,314,503
*agilon health, Inc. 131,724 104,918
*Agios Pharmaceuticals, Inc. 84,159 3,639,035
#*Akebia Therapeutics, Inc. 108,459 239,694
*Akero Therapeutics, Inc. 125,386 6,795,921
*Align Technology, Inc. 46,858 6,460,781
*Alkermes PLC 301,077 9,243,064
#*Allogene Therapeutics, Inc. 261,865 324,713
*Alnylam Pharmaceuticals, Inc. 38,567 17,588,095
#*Alpha Teknova, Inc. 141 740
*American Shared Hospital
Services 10 23
*American Well Corp., Class A 1,631 8,514
Amgen, Inc. 316,543 94,465,927
*AMN Healthcare Services, Inc. 14,043 276,507
*Amneal Pharmaceuticals, Inc. 453,710 4,909,142
*Amphastar Pharmaceuticals, Inc. 95,742 2,441,421
*Amylyx Pharmaceuticals, Inc. 17,235 240,084
*AngioDynamics, Inc. 101,173 1,217,111
#*ANI Pharmaceuticals, Inc. 45,179 4,093,217
*Anika Therapeutics, Inc. 29,000 282,750
*Anixa Biosciences, Inc. 4,426 18,279
#*Annexon, Inc. 160,927 508,529
*Apyx Medical Corp. 3,334 10,102
#*Arcellx, Inc. 35,294 3,185,283

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Arcturus Therapeutics Holdings,
Inc. 42,879 $ 427,504
*Arcus Biosciences, Inc. 1,802 35,535
#*ARS Pharmaceuticals, Inc. 6,032 54,047
*Artivion, Inc. 95,354 4,326,211
#*Astrana Health, Inc. 98,341 3,069,223
#*Astria Therapeutics, Inc. 59,109 746,547
*Atea Pharmaceuticals, Inc. 58,155 189,004
*AtriCure, Inc. 102,125 3,528,419
#*aTyr Pharma, Inc. 3,126 2,707
*Aura Biosciences, Inc. 2,107 12,916
*Avanos Medical, Inc. 62,442 693,731
*Avantor, Inc. 12,658 149,618
*Avidity Biosciences, Inc. 30,875 2,156,619
*Axogen, Inc. 84,608 1,879,990
*Azenta, Inc. 36,616 1,105,803
#Baxter International, Inc. 165,029 3,048,086
#*Beam Therapeutics, Inc. 199,516 4,989,895
Becton Dickinson & Co. 250,735 44,808,852
*Biogen, Inc. 13,408 2,068,452
*BioLife Solutions, Inc. 98,477 2,744,554
*BioMarin Pharmaceutical, Inc. 203,662 10,910,173
#*Bio-Rad Laboratories, Inc.,
Class A 43,135 13,783,789
Bio-Techne Corp. 153,787 9,622,453
#*Bioventus, Inc., Class A 42,983 281,539
*Black Diamond Therapeutics,
Inc. 68,533 265,223
*Boston Scientific Corp. 444,235 44,743,349
#*BrightSpring Health Services,
Inc. 190,714 6,303,098
Bristol-Myers Squibb Co. 1,111,863 51,223,528
*Brookdale Senior Living, Inc. 471,322 4,369,155
#Bruker Corp. 55,677 2,168,062
#*Butterfly Network, Inc. 110,703 297,791
#*Cardiff Oncology, Inc. 7,385 17,355
Cardinal Health, Inc. 130,042 24,808,112
*CareDx, Inc. 126,101 1,891,515
#*Caribou Biosciences, Inc. 95,887 232,047
*Castle Biosciences, Inc. 63,819 1,627,384
*Catalyst Pharmaceuticals, Inc. 247,080 5,255,392
#*Celldex Therapeutics, Inc. 17,182 459,275
Cencora, Inc. 151,623 51,219,766
*Centene Corp. 170,827 6,042,151
#*Certara, Inc. 376,266 4,375,974
#*CG oncology, Inc. 56,058 2,425,630
*Charles River Laboratories
International, Inc. 53,769 9,682,184
Chemed Corp. 26,493 11,426,431
Cigna Group (The) 134,426 32,855,059
#*Clover Health Investments
Corp. 223,343 788,401
#*Codexis, Inc. 29,747 70,500
*Collegium Pharmaceutical, Inc. 76,821 2,765,556
*Community Health Systems, Inc. 174,311 676,327
*Compass Therapeutics, Inc. 7,766 29,045
Concentra Group Holdings
Parent, Inc. 155,493 3,097,421
CONMED Corp. 50,119 2,205,236
Shares Value†
HEALTH CARE — (Continued)
*Cooper Cos., Inc. (The) 232,251 $ 16,236,667
*Corcept Therapeutics, Inc. 161,671 11,877,968
*CorVel Corp. 70,987 5,249,489
#*Corvus Pharmaceuticals, Inc. 2,565 20,623
*Coya Therapeutics, Inc. 1,977 12,495
#*Crinetics Pharmaceuticals, Inc. 6,264 272,484
*Cross Country Healthcare, Inc. 37,432 458,916
*CryoPort, Inc. 132,766 1,226,758
*Cullinan Therapeutics, Inc. 47,339 409,956
*Cumberland Pharmaceuticals,
Inc. 3,702 11,069
*CureVac NV 6,790 36,259
*CVRx, Inc. 5,367 54,690
CVS Health Corp. 436,919 34,145,220
*Cytek Biosciences, Inc. 231,476 902,756
#*CytomX Therapeutics, Inc. 54,053 192,969
Danaher Corp. 172,555 37,164,896
#*DaVita, Inc. 123,898 14,746,340
*Definitive Healthcare Corp. 204,300 565,911
*Denali Therapeutics, Inc. 153,592 2,500,478
DENTSPLY SIRONA, Inc. 47,830 603,136
*Dexcom, Inc. 142,585 8,301,299
*Dianthus Therapeutics, Inc. 1,378 48,202
*Disc Medicine, Inc. 38,921 3,355,769
*DocGo, Inc. 15,693 17,105
*Doximity, Inc., Class A 121,742 8,034,972
#*Dynavax Technologies Corp. 304,108 3,120,148
*Edgewise Therapeutics, Inc. 180,257 3,295,098
*Edwards Lifesciences Corp. 322,495 26,589,713
*Elanco Animal Health, Inc. 875,424 19,390,642
*Electromed, Inc. 6,646 159,903
#*Eledon Pharmaceuticals, Inc. 17,419 75,250
Elevance Health, Inc. 103,910 32,960,252
Eli Lilly & Co. 393,606 339,626,873
Embecta Corp. 69,030 920,860
#*Emergent BioSolutions, Inc. 133,908 1,671,172
*Enanta Pharmaceuticals, Inc. 1,234 13,525
Encompass Health Corp. 175,481 19,978,512
*Enhabit, Inc. 125,952 1,023,990
*Enliven Therapeutics, Inc. 8,864 207,595
#*Enovis Corp. 100,892 3,151,866
Ensign Group, Inc. (The) 91,134 16,413,233
*Envista Holdings Corp. 398,708 8,113,708
#*Erasca, Inc. 402,637 974,382
*Evolent Health, Inc., Class A 10,890 72,636
*Exact Sciences Corp. 270,742 17,514,300
*Exagen, Inc. 3,498 40,822
*Exelixis, Inc. 501,406 19,389,370
#*EyePoint Pharmaceuticals, Inc. 18,544 242,741
*FONAR Corp. 10,241 154,025
*Forian, Inc. 10,306 23,085
*Fortrea Holdings, Inc. 30,020 314,009
*Fulcrum Therapeutics, Inc. 15,348 134,295
#*Fulgent Genetics, Inc. 75,973 1,705,594
GE HealthCare Technologies, Inc. 412,112 30,887,794
*GeneDx Holdings Corp. 3,946 540,247
#*Genelux Corp. 3,647 29,468
Gilead Sciences, Inc. 798,050 95,598,409

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Glaukos Corp. 9,521 $ 838,514
*Globus Medical, Inc. 188,261 11,369,082
*GoodRx Holdings, Inc., Class A 46,307 156,055
#*GRAIL, Inc. 8,863 814,776
*Haemonetics Corp. 61,291 3,065,163
*Halozyme Therapeutics, Inc. 193,339 12,603,769
*Harmony Biosciences Holdings,
Inc. 141,873 4,053,312
#*Harrow, Inc. 29,773 1,124,526
#*Harvard Bioscience, Inc. 78,555 40,582
HCA Healthcare, Inc. 29,103 13,378,067
*HealthEquity, Inc. 140,687 13,306,176
HealthStream, Inc. 72,859 1,792,331
#*Henry Schein, Inc. 252,101 15,932,783
#*Hims & Hers Health, Inc. 218,702 9,942,193
*Hologic, Inc. 272,287 20,124,732
Humana, Inc. 95,018 26,433,057
*ICU Medical, Inc. 54,087 6,495,308
*Ideaya Biosciences, Inc. 19,752 629,299
*IDEXX Laboratories, Inc. 55,860 35,164,429
#*Illumina, Inc. 97,581 12,055,157
*ImmuCell Corp. 108 670
#*Immuneering Corp., Class A 3,598 24,718
#*Immunome, Inc. 1,576 25,326
#*Immunovant, Inc. 30,976 764,488
*Incyte Corp. 226,712 21,193,038
*InfuSystem Holdings, Inc. 6,529 67,640
*Innoviva, Inc. 153,847 2,800,015
*Inogen, Inc. 25,888 213,317
*Insmed, Inc. 44,250 8,389,800
#*Inspire Medical Systems, Inc. 1,374 99,038
#*Instil Bio, Inc. 2,986 52,673
*Insulet Corp. 57,737 18,072,258
*Integer Holdings Corp. 74,530 4,812,402
*Integra LifeSciences Holdings
Corp. 46,015 552,640
#*Intellia Therapeutics, Inc. 109,328 1,379,719
*Intuitive Surgical, Inc. 35,712 19,080,207
#*Iovance Biotherapeutics, Inc. 197,430 388,937
*IQVIA Holdings, Inc. 196,240 42,478,110
iRadimed Corp. 6,320 485,439
*Jazz Pharmaceuticals PLC 135,259 18,617,049
Johnson & Johnson 1,605,428 303,217,186
*Joint Corp. (The) 6,965 54,954
#*Journey Medical Corp. 3,254 26,422
*Kewaunee Scientific Corp. 3,740 156,407
*Kiniksa Pharmaceuticals
International PLC 66,033 2,443,881
*Kodiak Sciences, Inc. 16,816 304,790
*KORU Medical Systems, Inc. 3,122 12,363
*Krystal Biotech, Inc. 53,314 10,530,048
*Kura Oncology, Inc. 53,075 545,080
#*Kymera Therapeutics, Inc. 120,802 7,470,396
Labcorp Holdings, Inc. 114,354 29,041,342
*Lantern Pharma, Inc. 1,042 4,178
#*Lantheus Holdings, Inc. 61,172 3,529,013
#LeMaitre Vascular, Inc. 43,539 3,770,913
#*LENZ Therapeutics, Inc. 6,560 194,963
Shares Value†
HEALTH CARE — (Continued)
#*Lexeo Therapeutics, Inc. 102,999 $ 1,031,020
*LifeStance Health Group, Inc. 599,933 2,939,672
*Ligand Pharmaceuticals, Inc. 41,568 7,952,374
*Lisata Therapeutics, Inc. 1,946 5,429
*LivaNova PLC 104,915 5,521,676
*MacroGenics, Inc. 8,361 13,879
*MannKind Corp. 71,968 402,301
#*Masimo Corp. 51,141 7,192,982
McKesson Corp. 21,035 17,066,537
*MediciNova, Inc. 14,463 24,009
*Medpace Holdings, Inc. 43,315 25,335,377
Medtronic PLC 454,745 41,245,372
*MeiraGTx Holdings PLC 3,336 30,291
Merck & Co., Inc. 1,300,690 111,833,326
#*Merit Medical Systems, Inc. 94,504 8,272,880
Mesa Laboratories, Inc. 7,156 514,445
*Mettler-Toledo International, Inc. 10,147 14,371,095
*MiMedx Group, Inc. 281,778 2,155,602
*Mineralys Therapeutics, Inc. 3,257 133,081
*Molina Healthcare, Inc. 29,233 4,474,403
#*Monte Rosa Therapeutics, Inc. 6,250 80,312
*Natera, Inc. 43,347 8,623,019
National HealthCare Corp. 33,307 3,978,188
National Research Corp. 14,604 195,109
*Nautilus Biotechnology, Inc. 71,084 94,542
#*Neogen Corp. 35,854 221,219
*NeoGenomics, Inc. 53,281 520,555
*Neurocrine Biosciences, Inc. 134,805 19,305,424
*Nexgel, Inc. 857 2,125
*Niagen Bioscience, Inc. 11,016 83,061
*Novocure, Ltd. 11,791 151,043
#*Nurix Therapeutics, Inc. 81,702 1,057,224
#*Nutex Health, Inc. 3,195 393,177
*Nuvalent, Inc., Class A 12,944 1,285,598
#*Nuvation Bio, Inc. 470,510 2,456,062
*Olema Pharmaceuticals, Inc. 44,137 395,909
#*OmniAb, Inc. 74,974 116,210
*Omnicell, Inc. 37,668 1,264,515
#*OPKO Health, Inc. 341,321 464,197
*OptimizeRx Corp. 4,166 85,361
*Option Care Health, Inc. 300,344 7,817,954
#*Oramed Pharmaceuticals, Inc. 36,536 87,321
*OraSure Technologies, Inc. 50,618 138,693
*Orchestra BioMed Holdings, Inc. 195 760
*Organogenesis Holdings, Inc. 318,089 1,351,878
Organon & Co. 50,643 341,840
*ORIC Pharmaceuticals, Inc. 17,417 229,208
*Orthofix Medical, Inc. 97,135 1,499,764
*OrthoPediatrics Corp. 60,932 1,026,095
*Owens & Minor, Inc. 7,774 30,863
*Pacira BioSciences, Inc. 118,628 2,536,267
*Palvella Therapeutics, Inc. 218 17,405
#*<PDL BioPharma, Inc. 147,592 61,989
*Pediatrix Medical Group, Inc. 214,386 3,638,130
*Pennant Group, Inc. (The) 68,873 1,703,229
*Penumbra, Inc. 27,205 6,185,601
Perrigo Co. PLC 314,171 6,515,907
#*Personalis, Inc. 122,793 1,183,725

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Pfizer, Inc. 2,634,278 $ 64,934,953
Phibro Animal Health Corp.,
Class A 52,149 2,193,387
*Phreesia, Inc. 71,497 1,618,692
#*Praxis Precision Medicines, Inc. 4,257 846,121
Premier, Inc., Class A 214,362 6,027,859
*Prestige Consumer Healthcare,
Inc. 117,771 7,136,923
*Privia Health Group, Inc. 246,248 5,983,826
*Pro-Dex, Inc. 2,725 98,754
*Progyny, Inc. 125,710 2,352,034
*Protagonist Therapeutics, Inc. 48,160 3,786,339
*Prothena Corp. PLC 18 193
*PTC Therapeutics, Inc. 77,229 5,275,513
*Pulmatrix, Inc. 2,556 12,473
*Pulmonx Corp. 9,067 18,134
*Puma Biotechnology, Inc. 12,376 63,118
Quest Diagnostics, Inc. 158,129 27,822,798
*QuidelOrtho Corp. 42,168 1,138,114
*RadNet, Inc. 121,058 9,199,197
*Rafael Holdings, Inc., Class B 16,227 22,069
#*Rapid Micro Biosystems, Inc.,
Class A 5,089 15,216
Regeneron Pharmaceuticals, Inc. 32,726 21,330,807
*REGENXBIO, Inc. 30,300 386,931
*Relay Therapeutics, Inc. 31,300 223,482
*Repligen Corp. 75,456 11,247,471
#*Replimune Group, Inc. 46,047 448,037
#ResMed, Inc. 107,601 26,564,535
*Revolution Medicines, Inc. 242,615 14,275,467
#Revvity, Inc. 155,225 14,527,508
*Rezolute, Inc. 12,303 114,664
*Rigel Pharmaceuticals, Inc. 12,687 400,655
#*Roivant Sciences, Ltd. 1,178,217 23,552,558
*Sanara Medtech, Inc. 102 2,989
#*Schrodinger, Inc. 75,622 1,591,087
Select Medical Holdings Corp. 234,616 3,244,739
#*Semler Scientific, Inc. 8,044 212,844
#*Senseonics Holdings, Inc. 9,459 66,686
#*Sensus Healthcare, Inc. 21,580 68,840
*SI-BONE, Inc. 10,859 161,039
#SIGA Technologies, Inc. 161,587 1,337,940
*Simulations Plus, Inc. 26,439 454,222
*Solventum Corp. 44,538 3,074,904
*Sotera Health Co. 530,024 8,798,398
#*Spero Therapeutics, Inc. 4,874 11,844
*STAAR Surgical Co. 5,610 145,131
STERIS PLC 108,701 25,620,826
#*Stoke Therapeutics, Inc. 128,056 3,846,802
*Strata Critical Medical, Inc. 216,568 1,089,337
Stryker Corp. 82,453 29,373,057
#*Summit Therapeutics, Inc. 50,595 956,751
*Supernus Pharmaceuticals, Inc. 134,980 7,441,447
#*Surgery Partners, Inc. 88,057 1,931,090
*Surmodics, Inc. 30,397 833,942
*Syndax Pharmaceuticals, Inc. 23,729 325,087
*Tactile Systems Technology, Inc. 36,237 546,092
*Talkspace, Inc. 369,915 1,194,825
Shares Value†
HEALTH CARE — (Continued)
#*Teladoc Health, Inc. 440,642 $ 3,802,740
Teleflex, Inc. 20,123 2,504,710
#*Tempus AI, Inc. 1,535 137,920
*Tenet Healthcare Corp. 166,214 34,321,529
#*Terns Pharmaceuticals, Inc. 63,284 522,726
#*Theravance Biopharma, Inc. 120,132 1,761,135
Thermo Fisher Scientific, Inc. 114,809 65,141,479
#*TransMedics Group, Inc. 18,220 2,396,659
*Treace Medical Concepts, Inc. 3,969 25,362
*Trevi Therapeutics, Inc. 7,374 85,981
*TruBridge, Inc. 14,864 285,686
#*Twist Bioscience Corp. 108,431 3,566,296
#*UFP Technologies, Inc. 14,399 2,773,823
*United Therapeutics Corp. 63,623 28,339,593
UnitedHealth Group, Inc. 313,471 107,069,155
Universal Health Services, Inc.,
Class B 82,796 17,967,560
US Physical Therapy, Inc. 27,426 2,366,041
Utah Medical Products, Inc. 4,658 270,630
*Vanda Pharmaceuticals, Inc. 145,480 632,838
*Varex Imaging Corp. 103,703 1,212,288
*Veeva Systems, Inc., Class A 68,940 20,075,328
#*Ventyx Biosciences, Inc. 7,347 62,670
*Veracyte, Inc. 194,967 7,034,409
#*Vericel Corp. 63,155 2,214,214
*Vertex Pharmaceuticals, Inc. 55,625 23,672,331
Viatris, Inc. 1,453,525 15,058,519
*Vicarious Surgical, Inc. 6,254 33,334
*Vir Biotechnology, Inc. 142,762 850,862
*Viridian Therapeutics, Inc. 111,362 2,631,484
#*Vivos Therapeutics, Inc. 4,871 12,567
*Waters Corp. 80,485 28,137,556
#*Waystar Holding Corp. 35,510 1,273,033
West Pharmaceutical Services,
Inc. 61,072 17,226,579
*Xencor, Inc. 94,538 1,390,654
*XOMA Royalty Corp. 2,975 98,115
Zimmer Biomet Holdings, Inc. 255,640 25,707,158
Zoetis, Inc. 263,230 37,928,811
*Zymeworks, Inc. 130,610 2,492,692
*Zynex, Inc. 1 1
TOTAL HEALTH CARE 3,478,229,778
INDUSTRIALS — (12.9%)
#*3D Systems Corp. 156,659 448,045
3M Co. 304,259 50,659,123
A.O. Smith Corp. 210,695 13,903,763
#AAON, Inc. 156,383 15,386,523
*AAR Corp. 73,824 6,216,719
ABM Industries, Inc. 130,992 5,632,656
ACCO Brands Corp. 191,826 721,266
Acuity, Inc. 46,617 17,017,536
Advanced Drainage Systems, Inc. 120,849 16,924,902
Aebi Schmidt Holding AG 28,906 322,302
AECOM 231,705 31,129,567
#*AeroVironment, Inc. 35,694 13,203,568
*AerSale Corp. 20,732 153,831
AGCO Corp. 142,968 14,748,579
*Air Industries Group 2,238 7,318

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Air Lease Corp. 224,868 $ 14,360,070
*Air T, Inc. 300 7,029
Alamo Group, Inc. 27,330 4,884,418
*Alaska Air Group, Inc. 233,954 9,762,900
Albany International Corp. 54,557 3,086,835
Alight, Inc., Class A 323,989 933,088
*Allegiant Travel Co. 39,999 2,487,138
Allegion PLC 148,659 24,643,202
#Allient, Inc. 22,291 1,218,872
Allison Transmission Holdings,
Inc. 173,342 14,309,382
*Alpha Pro Tech, Ltd. 8,812 40,095
Alta Equipment Group, Inc. 66,091 404,477
*Amentum Holdings, Inc. 153,042 3,429,671
*Ameresco, Inc., Class A 32,728 1,293,411
#*American Airlines Group, Inc. 744,107 9,770,125
*American Superconductor Corp. 34,597 2,049,180
*American Woodmark Corp. 23,682 1,509,254
AMETEK, Inc. 147,900 29,892,069
*API Group Corp. 512,024 18,852,724
Apogee Enterprises, Inc. 31,283 1,145,271
Applied Industrial Technologies,
Inc. 59,859 15,389,150
ArcBest Corp. 30,754 2,285,637
#*Archer Aviation, Inc., Class A 66,393 744,929
Arcosa, Inc. 93,807 9,568,314
Argan, Inc. 27,828 8,521,212
Armstrong World Industries, Inc. 94,016 17,903,467
*Art's-Way Manufacturing Co.,
Inc. 4,761 11,760
Astec Industries, Inc. 49,983 2,325,709
#*Astronics Corp. 60,578 2,979,226
*Astronics Corp., Class B 13,053 642,338
*Asure Software, Inc. 21,249 188,054
*ATI, Inc. 262,677 25,997,143
Atkore, Inc. 53,905 3,732,921
Atmus Filtration Technologies,
Inc. 132,887 6,043,701
Automatic Data Processing, Inc. 223,817 58,259,565
#*Avis Budget Group, Inc. 34,904 4,749,387
*Axon Enterprise, Inc. 19,299 14,131,307
AZZ, Inc. 53,193 5,311,321
Barrett Business Services, Inc. 42,370 1,714,714
BGSF, Inc. 17,156 57,473
#*BlackSky Technology, Inc. 68,400 1,444,608
#*Bloom Energy Corp., Class A 119,613 15,808,054
#*Blue Bird Corp. 70,556 3,524,978
*BlueLinx Holdings, Inc. 17,278 1,130,672
*Boeing Co. (The) 123,741 24,874,416
Boise Cascade Co. 67,658 4,769,212
Booz Allen Hamilton Holding
Corp. 147,364 12,844,246
*Bowman Consulting Group, Ltd. 10,287 445,324
Brady Corp., Class A 74,090 5,624,172
*BrightView Holdings, Inc. 216,650 2,669,128
Brink's Co. (The) 70,775 7,867,349
Broadridge Financial Solutions,
Inc. 92,062 20,290,465
#*Builders FirstSource, Inc. 188,198 21,862,962
Shares Value†
INDUSTRIALS — (Continued)
BWX Technologies, Inc. 145,742 $ 31,131,949
#*Byrna Technologies, Inc. 10,808 218,862
*CACI International, Inc., Class A 43,414 24,409,521
#*Cadeler A/S, ADR 52,382 970,638
#Cadre Holdings, Inc. 80,831 3,432,084
#Carlisle Cos., Inc. 74,420 24,190,221
Carpenter Technology Corp. 81,395 25,712,680
Carrier Global Corp. 516,715 30,739,375
*Casella Waste Systems, Inc. 87,785 7,775,117
Caterpillar, Inc. 273,770 158,036,470
*CBIZ, Inc. 2,051 112,805
*CECO Environmental Corp. 66,506 3,251,478
*Centuri Holdings, Inc. 2,324 46,922
CH Robinson Worldwide, Inc. 205,026 31,571,954
#*Chart Industries, Inc. 90,362 18,038,062
*Cimpress PLC 27,371 1,894,347
Cintas Corp. 177,740 32,574,410
Civeo Corp. 21,659 450,074
#*Clarivate PLC 129,084 438,886
*Clean Harbors, Inc. 90,854 19,125,676
#CNH Industrial NV 2,359,082 24,746,770
Columbus McKinnon Corp. 41,222 669,033
Comfort Systems USA, Inc. 59,961 57,897,142
CompX International, Inc. 893 20,084
#Concentrix Corp. 110,697 4,462,196
Concrete Pumping Holdings, Inc. 39,216 250,590
*Conduent, Inc. 466,160 1,109,461
#*Construction Partners, Inc.,
Class A 49,405 5,649,462
Copa Holdings SA, Class A 57,733 7,228,749
*Copart, Inc. 556,487 23,934,506
*Core & Main, Inc., Class A 342,762 17,885,321
*Costamare Bulkers Holdings,
Ltd. 54,339 703,147
Costamare, Inc. 271,699 3,320,162
Covenant Logistics Group, Inc. 48,107 970,318
CRA International, Inc. 13,962 2,659,621
Crane Co. 81,426 15,470,940
CSG Systems International, Inc. 61,007 4,775,018
#CSW Industrials, Inc. 22,810 5,712,080
CSX Corp. 2,265,273 81,595,133
Cummins, Inc. 129,062 56,487,856
Curtiss-Wright Corp. 39,203 23,354,403
*Custom Truck One Source, Inc. 67,323 396,532
#*Dayforce, Inc. 220,953 15,188,309
Deere & Co. 151,430 69,904,631
Delta Air Lines, Inc. 997,636 57,244,354
Deluxe Corp. 72,574 1,314,315
*Distribution Solutions Group, Inc. 44,788 1,224,504
*DNOW, Inc. 251,075 3,690,802
Donaldson Co., Inc. 223,346 18,816,900
Douglas Dynamics, Inc. 48,587 1,468,785
Dover Corp. 136,746 24,813,929
*Ducommun, Inc. 33,244 3,050,137
*DXP Enterprises, Inc. 32,478 3,885,993
*Dycom Industries, Inc. 54,626 15,720,817
Eastern Co. (The) 12,403 264,804
Eaton Corp. PLC 83,043 31,685,887

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
EMCOR Group, Inc. 58,232 $ 39,352,021
#Emerson Electric Co. 263,400 36,762,738
*Energy Recovery, Inc. 82,770 1,416,195
Enerpac Tool Group Corp. 108,695 4,460,843
EnerSys 76,512 9,652,754
Ennis, Inc. 65,162 1,068,657
Enpro, Inc. 40,071 9,296,873
*Enviri Corp. 169,710 2,072,159
Equifax, Inc. 89,106 18,810,277
ESAB Corp. 96,661 11,291,938
ESCO Technologies, Inc. 41,254 9,054,015
Espey Mfg. & Electronics Corp. 3,249 121,870
*Everus Construction Group, Inc. 107,092 9,733,592
EVI Industries, Inc. 2,916 78,557
*Exlservice Holdings, Inc. 238,062 9,308,224
Expeditors International of
Washington, Inc. 237,120 28,904,928
Exponent, Inc. 63,373 4,487,442
Fastenal Co. 809,876 33,326,397
Federal Signal Corp. 100,880 11,906,866
FedEx Corp. 266,215 67,570,691
Ferguson Enterprises, Inc. 258,365 64,203,702
#*First Advantage Corp. 195,829 2,473,320
Flowserve Corp. 242,132 16,525,509
*Fluor Corp. 342,131 16,685,729
Fortive Corp. 381,530 19,206,220
Fortune Brands Innovations, Inc. 215,768 10,961,014
*Forward Air Corp. 8,341 156,894
*Franklin Covey Co. 15,593 264,769
Franklin Electric Co., Inc. 73,025 6,920,579
*FreightCar America, Inc. 11,678 103,817
#*Frontier Group Holdings, Inc. 319,132 1,231,850
FTAI Aviation, Ltd. 108,662 18,787,660
#FTAI Infrastructure, Inc. 102,765 548,765
*FTI Consulting, Inc. 64,508 10,644,465
*Fuel Tech, Inc. 3,629 9,000
*Gates Industrial Corp. PLC 533,186 11,772,747
GATX Corp. 68,513 10,746,264
GE Vernova, Inc. 40,855 23,905,895
#Genco Shipping & Trading, Ltd. 81,064 1,381,331
*Gencor Industries, Inc. 27,346 371,632
*Generac Holdings, Inc. 92,429 15,529,921
General Dynamics Corp. 92,511 31,907,044
General Electric Co. 205,293 63,425,272
Genpact, Ltd. 282,325 10,770,699
*Gibraltar Industries, Inc. 67,273 4,197,162
Global Industrial Co. 32,062 911,202
Gorman-Rupp Co. (The) 50,918 2,289,782
Graco, Inc. 217,341 17,771,974
*GrafTech International, Ltd. 20,429 275,791
*Graham Corp. 18,048 1,124,210
#Granite Construction, Inc. 77,948 8,021,629
*Great Lakes Dredge & Dock
Corp. 150,427 1,707,346
Greenbrier Cos., Inc. (The) 68,288 2,852,390
Griffon Corp. 74,099 5,484,067
#*GXO Logistics, Inc. 215,322 12,103,250
*Hayward Holdings, Inc. 448,074 7,603,816
Shares Value†
INDUSTRIALS — (Continued)
*Healthcare Services Group, Inc. 174,852 $ 3,124,605
Heartland Express, Inc. 28,786 224,531
HEICO Corp. 27,694 8,800,322
HEICO Corp., Class A 42,835 10,611,515
Heidrick & Struggles International,
Inc. 49,867 2,910,737
Helios Technologies, Inc. 61,810 3,421,802
Herc Holdings, Inc. 63,926 9,080,688
#Hexcel Corp. 128,454 9,171,616
Hillenbrand, Inc. 97,418 3,078,409
*Hillman Solutions Corp. 439,471 4,051,923
#HNI Corp. 102,064 4,176,459
Honeywell International, Inc. 334,870 67,419,377
Howmet Aerospace, Inc. 207,823 42,801,147
Hub Group, Inc., Class A 136,320 5,020,666
#Hubbell, Inc. 92,372 43,414,840
*Hudson Technologies, Inc. 1,859 16,870
Huntington Ingalls Industries, Inc. 71,293 22,957,772
*Hurco Cos., Inc. 10,833 194,452
*Huron Consulting Group, Inc. 35,001 5,755,564
#*Hyliion Holdings Corp. 14,513 34,396
Hyster-Yale, Inc. 20,410 733,535
*IBEX Holdings, Ltd. 20,197 754,762
ICF International, Inc. 26,002 2,087,441
*Ideal Power, Inc. 1,450 8,134
IDEX Corp. 98,066 16,814,396
*IES Holdings, Inc. 38,273 14,998,423
Illinois Tool Works, Inc. 176,219 42,983,338
Ingersoll Rand, Inc. 238,528 18,206,842
#*Innodata, Inc. 29,464 2,198,309
*Innovative Solutions and
Support, Inc. 25,690 241,486
Insperity, Inc. 44,317 1,955,266
Insteel Industries, Inc. 44,244 1,382,183
Interface, Inc. 130,736 3,255,326
ITT, Inc. 103,083 19,077,571
Jacobs Solutions, Inc. 153,399 23,901,098
*Janus International Group, Inc. 132,674 1,273,670
JB Hunt Transport Services, Inc. 168,981 28,534,132
#JBT Marel Corp. 27,341 3,447,700
#*JetBlue Airways Corp. 868,616 3,648,187
Johnson Controls International
PLC 498,498 57,023,186
#Kadant, Inc. 18,738 5,184,055
Karat Packaging, Inc. 3,352 80,515
KBR, Inc. 240,440 10,300,450
Kelly Services, Inc., Class A 38,366 430,083
Kennametal, Inc. 184,509 4,049,973
Kforce, Inc. 26,933 681,405
*Kirby Corp. 113,824 11,778,508
Knight-Swift Transportation
Holdings, Inc. 325,358 14,680,153
Korn Ferry 99,930 6,465,471
*Kratos Defense & Security
Solutions, Inc. 267,898 24,271,559
*L.B. Foster Co., Class A 23,013 630,556
L3Harris Technologies, Inc. 131,937 38,142,987
Landstar System, Inc. 35,568 4,567,998
*Legalzoom.com, Inc. 217,467 2,168,146

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Leidos Holdings, Inc. 229,878 $ 43,784,863
#Lennox International, Inc. 43,165 21,798,325
Leonardo DRS, Inc. 248,944 9,101,393
*Limbach Holdings, Inc. 22,622 2,137,327
Lincoln Electric Holdings, Inc. 94,357 22,121,999
Lindsay Corp. 24,028 2,672,875
*Liquidity Services, Inc. 63,182 1,512,577
#*Loar Holdings, Inc. 76,505 6,053,841
Lockheed Martin Corp. 126,937 62,437,772
LSI Industries, Inc. 63,078 1,443,855
Luxfer Holdings PLC 6,049 73,798
*Lyft, Inc., Class A 280,609 5,741,260
*Manitowoc Co., Inc. (The) 85,999 874,610
ManpowerGroup, Inc. 45,961 1,409,164
Marten Transport, Ltd. 74,879 767,510
Masco Corp. 165,161 10,695,826
*MasTec, Inc. 103,348 21,099,528
*Mastech Digital, Inc. 6,179 42,635
*Masterbrand, Inc. 255,741 3,230,009
*Matrix Service Co. 69,744 1,047,555
Matson, Inc. 68,956 6,961,108
Maximus, Inc. 108,128 8,987,599
*Mayville Engineering Co., Inc. 29,882 532,497
McGrath RentCorp 45,723 4,912,479
*Mercury Systems, Inc. 128,861 9,975,130
*Middleby Corp. (The) 100,958 12,542,012
Miller Industries, Inc. 21,623 867,947
MillerKnoll, Inc. 150,464 2,350,248
*Mistras Group, Inc. 62,893 599,999
#*Mobile Infrastructure Corp. 626 2,141
*Montrose Environmental Group,
Inc. 9,233 238,950
Moog, Inc., Class A 44,839 9,185,269
*MRC Global, Inc. 204,845 2,857,588
#MSA Safety, Inc. 70,162 11,017,539
MSC Industrial Direct Co., Inc. 96,117 8,161,294
Mueller Industries, Inc. 211,073 22,346,298
Mueller Water Products, Inc.,
Class A 253,719 6,510,430
*MYR Group, Inc. 27,155 5,911,643
National Presto Industries, Inc. 15,311 1,637,818
*NEXTracker, Inc., Class A 282,791 28,624,105
NL Industries, Inc. 59,283 358,662
#*NN, Inc. 22,813 39,010
Nordson Corp. 71,266 16,530,149
Norfolk Southern Corp. 193,269 54,768,569
Northrop Grumman Corp. 89,473 52,203,022
*NPK International, Inc. 196,804 2,420,689
#*NuScale Power Corp. 3,635 163,102
nVent Electric PLC 185,899 21,257,551
*NWPX Infrastructure, Inc. 22,171 1,333,807
Old Dominion Freight Line, Inc. 214,843 30,168,254
Omega Flex, Inc. 5,589 154,536
*OPENLANE, Inc. 308,056 8,138,840
*Optex Systems Holdings, Inc. 2,138 36,838
*Orion Group Holdings, Inc. 54,524 587,223
Oshkosh Corp. 123,797 15,262,932
Otis Worldwide Corp. 187,287 17,372,742
Shares Value†
INDUSTRIALS — (Continued)
Owens Corning 153,691 $ 19,566,401
PACCAR, Inc. 426,610 41,978,424
#*Palladyne AI Corp. 4,936 41,314
*PAMT Corp. 42,185 424,803
Pangaea Logistics Solutions, Ltd. 32,178 159,281
Park Aerospace Corp. 37,931 726,758
Parker-Hannifin Corp. 62,031 47,939,418
Park-Ohio Holdings Corp. 17,667 364,470
#*Parsons Corp. 176,111 14,641,869
Paychex, Inc. 284,591 33,305,685
#Paycom Software, Inc. 93,423 17,478,509
*Paylocity Holding Corp. 63,075 8,910,605
Pentair PLC 214,451 22,806,864
#*Perma-Fix Environmental
Services, Inc. 1,447 19,809
*Perma-Pipe International
Holdings, Inc. 11,837 328,122
Pioneer Power Solutions, Inc. 2,578 11,859
#Pitney Bowes, Inc. 183,451 1,812,496
*Planet Labs PBC 611,445 8,223,935
#*Plug Power, Inc. 51,680 139,019
#Powell Industries, Inc. 23,218 8,901,549
#*Power Solutions International,
Inc. 7,936 679,480
Preformed Line Products Co. 10,864 2,304,363
Primoris Services Corp. 110,162 15,590,126
*Proto Labs, Inc. 57,459 2,859,160
Quad/Graphics, Inc. 71,799 395,612
Quanex Building Products Corp. 38,995 554,119
Quanta Services, Inc. 79,652 35,774,103
*Radiant Logistics, Inc. 103,236 624,578
*RBC Bearings, Inc. 34,005 14,572,163
*RCM Technologies, Inc. 14,148 326,819
#Regal Rexnord Corp. 112,022 15,782,780
Republic Services, Inc. 128,271 26,711,153
*Resideo Technologies, Inc. 304,697 13,041,032
REV Group, Inc. 107,246 5,498,502
Robert Half, Inc. 73,818 1,933,293
#*Rocket Lab Corp. 129,262 8,140,921
Rockwell Automation, Inc. 98,691 36,353,817
Rollins, Inc. 318,105 18,326,029
RTX Corp. 550,318 98,231,763
Rush Enterprises, Inc., Class A 144,972 7,163,067
Rush Enterprises, Inc., Class B 3,194 167,589
#*RXO, Inc. 148,914 2,640,245
Ryder System, Inc. 79,249 13,411,308
#*RYTHM, Inc. 428 19,534
*Saia, Inc. 31,419 9,190,057
#Schneider National, Inc., Class B 182,154 3,892,631
Science Applications International
Corp. 89,853 8,420,125
Sensata Technologies Holding
PLC 110,274 3,510,021
#*SES AI Corp. 2,030 4,791
*Shoals Technologies Group, Inc.,
Class A 165,562 1,740,057
*SIFCO Industries, Inc. 436 3,205
Simpson Manufacturing Co., Inc. 66,264 11,695,596
*SiteOne Landscape Supply, Inc. 71,576 9,288,418

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*SkyWest, Inc. 77,574 $ 7,794,636
Snap-on, Inc. 70,808 23,759,624
*Southland Holdings, Inc. 2,660 11,890
#Southwest Airlines Co. 714,660 21,654,198
*Spirit AeroSystems Holdings,
Inc., Class A 10,918 400,581
*SPX Technologies, Inc. 74,117 16,594,055
SS&C Technologies Holdings,
Inc. 303,335 25,759,208
#Standex International Corp. 24,229 5,650,930
Stanley Black & Decker, Inc. 152,808 10,348,158
Steelcase, Inc., Class A 186,985 2,984,281
#*Sterling Infrastructure, Inc. 58,414 22,074,651
*Sun Country Airlines Holdings,
Inc. 107,849 1,324,386
*Sunrun, Inc. 306,801 6,369,189
*TaskUS, Inc., Class A 46,620 621,911
*Taylor Devices, Inc. 1,823 83,439
*Team, Inc. 405 6,277
*TechPrecision Corp. 1,539 7,587
#Tecnoglass, Inc. 90,068 5,370,755
Tennant Co. 36,062 2,884,960
Terex Corp. 114,142 5,252,815
Tetra Tech, Inc. 397,112 12,699,642
Textron, Inc. 242,028 19,558,283
*Thermon Group Holdings, Inc. 80,423 2,310,553
*TIC Solutions, Inc. 124,088 1,505,187
Timken Co. (The) 133,352 10,469,466
*Titan International, Inc. 98,649 744,800
*Titan Machinery, Inc. 63,055 1,034,102
Toro Co. (The) 168,590 12,598,731
Trane Technologies PLC 96,883 43,466,558
*Transcat, Inc. 8,780 637,867
TransDigm Group, Inc. 13,184 17,251,396
#TransUnion 249,541 20,257,738
*Trex Co., Inc. 188,286 9,097,980
TriNet Group, Inc. 59,410 3,564,600
Trinity Industries, Inc. 184,103 5,038,899
*TrueBlue, Inc. 71,386 338,370
#*TTEC Holdings, Inc. 13,870 48,406
*Tutor Perini Corp. 125,425 8,448,628
Twin Disc, Inc. 15,629 244,750
*Uber Technologies, Inc. 358,151 34,561,571
UFP Industries, Inc. 108,383 9,985,326
U-Haul Holding Co. 229,529 11,129,861
*U-Haul Holding Co. 23,668 1,258,191
#UL Solutions, Inc., Class A 45,641 3,554,065
*Ultralife Corp. 29,078 204,418
UniFirst Corp. 29,983 4,627,876
Union Pacific Corp. 352,856 77,758,877
*United Airlines Holdings, Inc. 529,659 49,809,132
United Parcel Service, Inc., Class
B 298,387 28,770,475
United Rentals, Inc. 85,223 74,244,573
#Universal Logistics Holdings,
Inc. 18,892 305,673
#*Upwork, Inc. 263,331 4,197,496
*V2X, Inc. 70,975 4,051,963
Valmont Industries, Inc. 37,849 15,647,912
Shares Value†
INDUSTRIALS — (Continued)
Veralto Corp. 189,745 $ 18,724,037
Verisk Analytics, Inc. 109,889 24,039,318
*Verra Mobility Corp. 307,775 7,143,458
Vertiv Holdings Co., Class A 281,387 54,268,297
Vestis Corp. 167,743 880,651
*Vicor Corp. 54,500 4,944,785
#Virco Mfg. Corp. 18,703 136,906
*VirTra, Inc. 2,689 16,349
#VSE Corp. 39,487 7,134,511
Wabash National Corp. 65,466 525,037
Waste Management, Inc. 233,380 46,622,323
#Watsco, Inc. 40,993 15,085,834
Watsco, Inc., Class B 1,750 642,390
Watts Water Technologies, Inc.,
Class A 43,381 11,825,661
#Werner Enterprises, Inc. 132,661 3,475,718
WESCO International, Inc. 103,687 26,909,887
Westinghouse Air Brake
Technologies Corp. 113,790 23,263,228
*Wilhelmina International, Inc. 2,544 7,464
*Willdan Group, Inc. 27,353 2,585,132
Willis Lease Finance Corp. 17,096 2,194,784
#WillScot Holdings Corp. 222,580 4,841,115
Woodward, Inc. 77,897 20,417,583
Worthington Enterprises, Inc. 101,278 5,680,683
WW Grainger, Inc. 36,519 35,752,101
#*Xometry, Inc., Class A 70,787 3,446,619
#*XPO, Inc. 204,663 29,444,866
Xylem, Inc. 145,058 21,881,999
Zurn Elkay Water Solutions Corp. 286,149 13,480,479
TOTAL INDUSTRIALS 5,173,180,834
INFORMATION TECHNOLOGY — (27.1%)
*8x8, Inc. 84,433 155,357
A10 Networks, Inc. 150,077 2,677,374
Accenture PLC, Class A 315,330 78,864,033
*ACCESS Newswire, Inc. 1,000 9,506
*ACI Worldwide, Inc. 167,574 7,981,550
Adeia, Inc. 267,070 4,550,873
*Adobe, Inc. 198,397 67,516,483
#*ADTRAN Holdings, Inc. 111,929 1,166,300
Advanced Energy Industries, Inc. 60,214 12,207,184
*Advanced Micro Devices, Inc. 358,606 91,846,169
#*Aeva Technologies, Inc. 23,615 385,869
*Agilysys, Inc. 13,087 1,641,895
#*Akamai Technologies, Inc. 210,522 15,810,202
*Alarm.com Holdings, Inc. 81,734 4,022,947
#*Alithya Group, Inc., Class A 12,595 15,996
#*Alkami Technology, Inc. 39,532 802,104
#*Allegro MicroSystems, Inc. 244,382 7,311,909
*Alpha & Omega Semiconductor,
Ltd. 34,264 961,448
*Ambarella, Inc. 43,542 3,711,085
Amdocs, Ltd. 197,376 16,630,902
Amkor Technology, Inc. 424,319 13,697,017
Amphenol Corp., Class A 382,004 53,228,437
*AmpliTech Group, Inc. 635 2,286
*Amplitude, Inc., Class A 76,001 763,810
*Amtech Systems, Inc. 21,725 172,279

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Analog Devices, Inc. 112,255 $ 26,282,263
*Appfolio, Inc., Class A 30,664 7,801,842
Apple, Inc. 7,379,435 1,995,177,841
Applied Materials, Inc. 273,589 63,773,596
#*Applied Optoelectronics, Inc. 82,967 2,950,307
*AppLovin Corp., Class A 215,474 137,328,044
*Arista Networks, Inc. 165,047 26,026,261
*Arrow Electronics, Inc. 100,246 11,182,441
*ASGN, Inc. 52,939 2,369,550
*Astera Labs, Inc. 20,064 3,745,548
*AstroNova, Inc. 8,102 73,566
#*Astrotech Corp. 6 24
*Atlassian Corp., Class A 19,686 3,335,202
#*Aurora Innovation, Inc. 1,248,917 6,544,325
*Autodesk, Inc. 118,457 35,695,832
*AvePoint, Inc. 170,462 2,398,400
*Aviat Networks, Inc. 5,981 149,286
Avnet, Inc. 181,926 8,814,315
*Aware, Inc. 4,717 10,425
*Axcelis Technologies, Inc. 41,001 3,262,040
*Backblaze, Inc., Class A 5,511 56,818
Badger Meter, Inc. 29,869 5,389,861
Bel Fuse, Inc., Class A 1,014 138,644
Bel Fuse, Inc., Class B 23,665 3,644,173
Belden, Inc. 63,095 7,688,126
Benchmark Electronics, Inc. 73,107 3,203,549
#Bentley Systems, Inc., Class B 154,991 7,878,193
#*BILL Holdings, Inc. 197,722 9,818,875
*BK Technologies Corp. 2,715 202,838
*Blackbaud, Inc. 83,015 5,316,281
*BlackLine, Inc. 46,453 2,659,434
*Box, Inc., Class A 171,530 5,504,398
Broadcom, Inc. 950,273 351,249,409
#*C3.ai, Inc., Class A 167,659 2,947,445
*Cadence Design Systems, Inc. 50,301 17,036,446
*Calix, Inc. 95,017 6,501,063
#*CCC Intelligent Solutions
Holdings, Inc. 1,135,381 9,900,522
CDW Corp. 160,169 25,526,134
*Cerence, Inc. 90,194 967,782
*CEVA, Inc. 54,430 1,481,040
*Ciena Corp. 153,498 29,152,340
#*Cipher Mining, Inc. 581,231 10,839,958
*Cirrus Logic, Inc. 98,241 13,031,669
Cisco Systems, Inc. 2,288,536 167,314,867
#*Cleanspark, Inc. 108,999 1,940,182
#Clear Secure, Inc., Class A 156,086 4,755,940
*Clearfield, Inc. 32,273 1,139,237
Climb Global Solutions, Inc. 10,463 1,162,230
*Cloudflare, Inc., Class A 28,654 7,258,058
*Coda Octopus Group, Inc. 2,126 21,792
Cognex Corp. 170,800 7,069,412
Cognizant Technology Solutions
Corp., Class A 451,189 32,882,654
*Coherent Corp. 213,100 28,120,676
*Cohu, Inc. 99,782 2,373,814
*CommScope Holding Co., Inc. 222,144 3,843,091
*Commvault Systems, Inc. 32,478 4,521,587
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Comtech Telecommunications
Corp. 5,064 $ 14,382
*Confluent, Inc., Class A 21,734 507,924
*Consensus Cloud Solutions, Inc. 14,451 423,703
#*Core Scientific, Inc. 188,331 4,056,650
Corning, Inc. 655,442 58,386,773
*Corsair Gaming, Inc. 235,315 1,917,817
*CPI Card Group, Inc. 1,164 18,205
#Crane NXT Co. 93,239 5,897,367
*Credo Technology Group
Holding, Ltd. 107,008 20,076,841
*Crexendo, Inc. 19,296 124,845
*Crowdstrike Holdings, Inc., Class
A 16,200 8,796,762
*CS Disco, Inc. 33,854 213,957
CSP, Inc. 12,755 170,152
CTS Corp. 64,215 2,665,565
*CVD Equipment Corp. 2,668 10,432
#*Daily Journal Corp. 3,107 1,258,459
*Daktronics, Inc. 93,532 1,757,466
*Data I/O Corp. 1,148 3,478
*Data Storage Corp. 12 50
#*Datadog, Inc., Class A 60,563 9,860,262
Dell Technologies, Inc., Class C 55,564 9,001,924
*Diebold Nixdorf, Inc. 77,399 4,578,151
*Digi International, Inc. 80,299 2,945,367
*Digital Turbine, Inc. 210,468 1,313,320
#*DigitalOcean Holdings, Inc. 112,504 4,574,413
*Diodes, Inc. 68,166 3,637,338
*Docusign, Inc. 140,194 10,253,789
Dolby Laboratories, Inc., Class A 101,282 6,717,022
*Dropbox, Inc., Class A 216,444 6,276,876
#*D-Wave Quantum, Inc. 1,645 60,964
*DXC Technology Co. 348,178 4,944,128
*Dynatrace, Inc. 308,219 15,586,635
#*Eastman Kodak Co. 176,820 1,121,039
*eGain Corp. 46,629 672,390
*Elastic NV 21,844 1,948,922
*Electro-Sensors, Inc. 533 2,500
#*Enphase Energy, Inc. 55,571 1,695,471
#Entegris, Inc. 109,413 10,018,948
*EPAM Systems, Inc. 92,033 15,051,077
ePlus, Inc. 51,811 3,790,493
*Everspin Technologies, Inc. 35,663 378,028
*Evolv Technologies Holdings,
Inc. 34,264 265,203
#*Exodus Movement, Inc., Class
A 244 5,976
*Extreme Networks, Inc. 29,741 565,674
*F5, Inc. 77,595 19,635,415
*Fabrinet 47,505 20,929,278
*Fair Isaac Corp. 11,768 19,529,349
*Fastly, Inc., Class A 328,067 2,719,675
*First Solar, Inc. 153,002 40,842,354
#*Five9, Inc. 83,043 2,016,284
*Flex, Ltd. 512,472 32,039,749
*FormFactor, Inc. 101,082 5,554,456
*Fortinet, Inc. 566,824 48,990,598
*Franklin Wireless Corp. 656 3,339

83
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Frequency Electronics, Inc. 11,224 $ 412,145
*Freshworks, Inc., Class A 402,588 4,468,727
*Gartner, Inc. 33,164 8,235,948
Gen Digital, Inc. 1,101,621 29,038,730
#*GLOBALFOUNDRIES, Inc. 176,502 6,283,471
#*Globant SA 12,167 749,244
*GoDaddy, Inc., Class A 131,297 17,479,570
*Grid Dynamics Holdings, Inc. 114,625 1,070,597
#*GSI Technology, Inc. 8,177 74,329
*Guidewire Software, Inc. 42,424 9,911,943
Hackett Group, Inc. (The) 53,942 976,890
*Harmonic, Inc. 213,412 2,283,508
Hewlett Packard Enterprise Co. 1,919,061 46,863,470
HP, Inc. 477,496 13,212,314
*HubSpot, Inc. 7,548 3,713,012
#*Hut 8 Corp., Class U 766 38,806
#*I3 Verticals, Inc., Class A 43,937 1,351,063
*Ichor Holdings, Ltd. 30,742 697,229
*Identiv, Inc. 5,474 21,896
#*Informatica, Inc., Class A 162,667 4,045,528
Information Services Group, Inc. 104,320 574,803
*Inseego Corp. 2,560 42,598
*Insight Enterprises, Inc. 43,538 4,353,800
*Intapp, Inc. 79,507 3,051,479
#*Intel Corp. 1,020,055 40,791,999
*Intellicheck, Inc. 5,451 25,020
*Intellinetics, Inc. 621 5,868
#InterDigital, Inc. 62,760 22,716,610
#*Interlink Electronics, Inc. 2,691 16,953
International Business Machines
Corp. 577,633 177,570,161
*inTEST Corp. 5,100 43,248
Intuit, Inc. 55,331 36,936,209
#*IonQ, Inc. 71,395 4,453,620
*IPG Photonics Corp. 53,321 4,538,684
*Itron, Inc. 80,804 8,107,065
Jabil, Inc. 182,673 40,350,639
*Jamf Holding Corp. 35,066 450,598
*JFrog, Ltd. 114,336 5,428,673
*Key Tronic Corp. 10,748 38,263
*Keysight Technologies, Inc. 110,154 20,153,776
*Kimball Electronics, Inc. 24,918 724,491
KLA Corp. 78,601 95,008,173
*Klaviyo, Inc., Class A 98,142 2,551,692
*Knowles Corp. 222,227 5,246,779
Kulicke & Soffa Industries, Inc. 103,361 4,127,205
*KVH Industries, Inc. 37,382 223,171
*Kyndryl Holdings, Inc. 475,435 13,749,580
Lam Research Corp. 626,130 98,590,430
*Lantronix, Inc. 15,965 78,707
#*Lattice Semiconductor Corp. 91,207 6,654,463
*LGL Group, Inc. (The) 874 5,288
#*Life360, Inc. 34,821 3,437,181
Littelfuse, Inc. 46,821 11,392,018
*LiveRamp Holdings, Inc. 152,739 4,175,884
#*Lumentum Holdings, Inc. 87,614 17,659,478
*MACOM Technology Solutions
Holdings, Inc. 63,191 9,360,483
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Magnachip Semiconductor
Corp. 2,636 $ 8,172
*Manhattan Associates, Inc. 77,654 14,138,464
Marvell Technology, Inc. 403,699 37,842,744
*MaxLinear, Inc. 84,761 1,284,129
Methode Electronics, Inc. 14,630 98,460
Microchip Technology, Inc. 222,012 13,857,989
Micron Technology, Inc. 510,480 114,230,110
Microsoft Corp. 3,718,126 1,925,282,824
#*Mirion Technologies, Inc. 471,129 13,837,059
*Mitek Systems, Inc. 72,450 667,264
MKS, Inc. 107,738 15,483,028
*MongoDB, Inc. 63,132 22,716,156
Monolithic Power Systems, Inc. 21,224 21,330,120
Motorola Solutions, Inc. 91,832 37,348,993
*M-Tron Industries, Inc., Class M 437 24,087
*N-able, Inc. 59,330 464,554
#Napco Security Technologies,
Inc. 22,099 975,671
#*nCino, Inc. 220,907 5,893,799
*NCR Voyix Corp. 194,264 2,216,552
*Neonode, Inc. 4,283 13,020
NetApp, Inc. 262,243 30,886,981
*NETGEAR, Inc. 70,695 2,454,530
*NetScout Systems, Inc. 152,712 4,245,394
*NetSol Technologies, Inc. 1,694 7,437
*nLight, Inc. 73,624 2,430,328
*Nortech Systems, Inc. 313 2,967
*Novanta, Inc. 39,064 4,961,519
*Nutanix, Inc., Class A 198,233 14,122,119
NVE Corp. 4,926 340,140
NVIDIA Corp. 12,038,796 2,437,735,802
NXP Semiconductors NV 283,555 59,297,022
*Okta, Inc. 196,282 17,965,691
*ON Semiconductor Corp. 221,642 11,099,831
*ON24, Inc. 72,327 399,245
*One Stop Systems, Inc. 8,076 40,380
OneSpan, Inc. 73,376 836,486
*Onto Innovation, Inc. 37,431 5,051,688
#*Ooma, Inc. 9,643 108,291
*Optical Cable Corp. 227 1,786
Oracle Corp. 829,982 217,961,573
#*OSI Systems, Inc. 31,084 8,655,651
*Ouster, Inc. 83,203 2,775,652
*Palantir Technologies, Inc.,
Class A 135,250 27,113,567
#*Palo Alto Networks, Inc. 53,456 11,773,149
#*PAR Technology Corp. 115,956 4,097,885
PC Connection, Inc. 55,206 3,365,910
*PDF Solutions, Inc. 68,051 1,982,326
#Pegasystems, Inc. 314,956 20,046,949
#*Penguin Solutions, Inc. 120,353 2,680,261
*Photronics, Inc. 129,335 3,091,107
*Plexus Corp. 52,473 7,340,973
*Porch Group, Inc. 59,710 898,635
Power Integrations, Inc. 67,844 2,841,985
*Powerfleet, Inc. 228,061 1,163,111
#*Procore Technologies, Inc. 68,718 5,072,763

84
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Progress Software Corp. 88,613 $ 3,778,458
*PTC, Inc. 109,076 21,655,949
*Pure Storage, Inc., Class A 107,863 10,646,078
*Q2 Holdings, Inc. 71,811 4,435,047
*Qorvo, Inc. 165,366 15,696,541
QUALCOMM, Inc. 733,395 132,671,155
*Qualys, Inc. 60,994 7,518,120
Ralliant Corp. 101,998 4,479,752
*Rambus, Inc. 174,634 17,959,361
Red Violet, Inc. 8,558 458,966
#ReposiTrak, Inc. 838 12,578
*Research Solutions, Inc. 3,825 12,393
*RF Industries, Ltd. 562 4,395
*Ribbon Communications, Inc. 364,708 1,225,419
Richardson Electronics, Ltd. 24,564 264,800
#*Rigetti Computing, Inc. 39,088 1,730,426
*RingCentral, Inc., Class A 108,415 3,265,460
*Riot Platforms, Inc. 599,958 11,867,169
*Rogers Corp. 27,978 2,449,194
Roper Technologies, Inc. 51,427 22,944,156
*Rubrik, Inc., Class A 22,719 1,710,059
Salesforce, Inc. 348,363 90,717,209
*Samsara, Inc., Class A 70,139 2,817,484
*Sandisk Corp. 76,875 15,323,494
*Sanmina Corp. 105,632 14,476,866
Sapiens International Corp. NV 108,276 4,661,282
*ScanSource, Inc. 59,096 2,535,514
Seagate Technology Holdings
PLC 101,235 25,904,012
*SEMrush Holdings, Inc., Class A 132,735 963,656
*Semtech Corp. 39,798 2,700,692
*SentinelOne, Inc., Class A 513,885 9,172,847
*ServiceNow, Inc. 21,302 19,582,503
*Silicon Laboratories, Inc. 52,097 6,828,875
*SiTime Corp. 21,787 6,310,387
*SkyWater Technology, Inc. 26,968 471,535
Skyworks Solutions, Inc. 125,553 9,757,979
*Snowflake, Inc. 64,808 17,814,423
*SoundThinking, Inc. 2,996 28,013
*Sprinklr, Inc., Class A 145,718 1,124,943
*SPS Commerce, Inc. 28,964 2,381,999
#*Super Micro Computer, Inc. 218,486 11,352,533
*Synaptics, Inc. 85,057 6,033,944
*Synchronoss Technologies, Inc. 2,175 11,408
*Synopsys, Inc. 34,170 15,507,029
Taitron Components, Inc. 3,010 7,164
TD SYNNEX Corp. 112,570 17,616,079
TE Connectivity PLC 194,744 48,103,715
*Teledyne Technologies, Inc. 32,399 17,068,441
*Telos Corp. 82,021 562,664
*Teradata Corp. 129,249 2,694,842
Teradyne, Inc. 205,769 37,400,573
#*Terawulf, Inc. 554,252 8,590,906
Texas Instruments, Inc. 304,743 49,203,805
*TransAct Technologies, Inc. 9,420 44,368
*Trimble, Inc. 259,576 20,701,186
*Trio-Tech International 446 3,291
*TTM Technologies, Inc. 226,289 15,206,621
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Turtle Beach Corp. 26,939 $ 455,269
*Twilio, Inc., Class A 214,535 28,936,481
*Tyler Technologies, Inc. 28,646 13,642,944
*UiPath, Inc., Class A 629,510 9,984,029
*Ultra Clean Holdings, Inc. 41,471 1,136,720
*Unisys Corp. 53,369 190,527
#*Unity Software, Inc. 559,039 21,187,578
Universal Display Corp. 82,047 12,083,882
*Varonis Systems, Inc. 3,077 108,403
#*Veeco Instruments, Inc. 98,438 2,830,092
*Verint Systems, Inc. 80,483 1,632,195
VeriSign, Inc. 50,396 12,084,961
#*Vertex, Inc., Class A 104,036 2,382,424
*Viant Technology, Inc., Class A 3,231 28,691
*Viasat, Inc. 133,296 5,307,847
#*Viavi Solutions, Inc. 439,720 7,783,044
Vishay Intertechnology, Inc. 226,399 3,844,255
*Vishay Precision Group, Inc. 25,542 956,803
Vontier Corp. 283,803 10,926,415
Western Digital Corp. 544,361 81,768,466
*WidePoint Corp. 401 2,667
*Workday, Inc., Class A 72,734 17,450,341
#Xerox Holdings Corp. 248,229 824,120
*Xperi, Inc. 85,371 573,693
*Yext, Inc. 220,782 1,870,024
*Zebra Technologies Corp. 67,530 18,182,452
#*Zeta Global Holdings Corp.,
Class A 104,574 1,881,286
*Zoom Communications, Inc. 299,725 26,145,012
#*Zscaler, Inc. 25,974 8,601,030
TOTAL INFORMATION
TECHNOLOGY 10,894,815,143
MATERIALS — (3.1%)
AdvanSix, Inc. 34,430 640,054
Air Products and Chemicals, Inc. 131,915 32,001,260
#Albemarle Corp. 143,295 14,075,868
Alcoa Corp. 487,722 17,943,292
*Alpha Metallurgical Resources,
Inc. 23,407 4,055,497
Amcor PLC 4,080,141 32,233,114
#*American Battery Technology
Co. 8,082 41,461
*American Vanguard Corp. 55,300 247,191
*Ampco-Pittsburgh Corp. 38,726 81,325
AptarGroup, Inc. 97,500 11,310,975
Ardagh Metal Packaging SA 269,406 961,779
#*Arq, Inc. 31,234 207,394
*Ascent Industries Co. 14,398 175,080
Ashland, Inc. 30,581 1,495,411
*Aspen Aerogels, Inc. 124,575 1,014,040
Avery Dennison Corp. 152,826 26,727,739
Avient Corp. 136,565 4,379,640
*Axalta Coating Systems, Ltd. 434,813 12,379,126
Balchem Corp. 53,160 8,154,212
Ball Corp. 369,043 17,345,021
Cabot Corp. 96,003 6,478,282
Caledonia Mining Corp. PLC 2,174 61,133
Celanese Corp. 37,801 1,453,070

85
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
MATERIALS — (Continued)
#*Century Aluminum Co. 208,228 $ 6,167,713
CF Industries Holdings, Inc. 287,240 23,924,220
#Chemours Co. (The) 148,227 1,984,759
*Clearwater Paper Corp. 33,587 592,811
*Cleveland-Cliffs, Inc. 838,060 10,417,086
*Coeur Mining, Inc. 800,274 13,740,705
Commercial Metals Co. 233,492 13,860,085
*Compass Minerals International,
Inc. 62,460 1,083,056
*Core Molding Technologies, Inc. 6,699 119,979
Corteva, Inc. 487,092 29,926,932
CRH PLC 365,282 43,505,086
Crown Holdings, Inc. 227,689 22,126,817
*Dakota Gold Corp. 58,482 238,607
Dow, Inc. 161,688 3,856,259
DuPont de Nemours, Inc. 290,556 23,723,897
Eagle Materials, Inc. 64,010 13,590,603
Eastman Chemical Co. 198,650 11,823,648
Ecolab, Inc. 87,430 22,417,052
*Ecovyst, Inc. 207,285 1,697,664
Element Solutions, Inc. 490,241 13,099,239
Ferroglobe PLC 105,628 512,296
#Flexible Solutions International,
Inc. 6,450 58,437
#*Flotek Industries, Inc. 48,227 834,809
FMC Corp. 86,935 1,318,804
Fortitude Gold Corp. 18,471 79,241
Freeport-McMoRan, Inc. 1,209,917 50,453,539
Friedman Industries, Inc. 10,108 214,694
#Graphic Packaging Holding Co. 374,302 5,985,089
Greif, Inc., Class A 51,080 2,905,941
Greif, Inc., Class B 25,566 1,507,116
Hawkins, Inc. 39,289 5,573,145
HB Fuller Co. 81,271 4,662,517
Hecla Mining Co. 1,281,905 16,498,117
Huntsman Corp. 224,129 1,855,788
#*Idaho Strategic Resources, Inc. 3,542 117,098
#*Ingevity Corp. 69,776 3,748,367
Innospec, Inc. 49,390 3,634,116
International Flavors &
Fragrances, Inc. 250,492 15,773,481
#International Paper Co. 404,709 15,637,956
*Intrepid Potash, Inc. 31,901 849,524
#*Ivanhoe Electric, Inc. 43,288 640,229
Kaiser Aluminum Corp. 33,534 3,035,833
*Knife River Corp. 98,413 5,950,050
Koppers Holdings, Inc. 35,859 1,011,941
#Kronos Worldwide, Inc. 102,574 504,664
Linde PLC 263,366 110,165,998
Louisiana-Pacific Corp. 133,113 11,595,473
*LSB Industries, Inc. 108,651 915,928
LyondellBasell Industries NV,
Class A 72,161 3,349,714
*Magnera Corp. 780 7,090
Martin Marietta Materials, Inc. 38,518 23,615,386
Materion Corp. 43,368 4,971,274
Mativ Holdings, Inc. 28,402 303,333
#*McEwen, Inc. 116,274 2,131,302
Shares Value†
MATERIALS — (Continued)
Mercer International, Inc. 74,024 $ 155,450
*Metallus, Inc. 85,478 1,503,558
Minerals Technologies, Inc. 77,741 4,411,802
Mosaic Co. (The) 540,867 14,846,799
#*MP Materials Corp. 296,363 18,697,542
Myers Industries, Inc. 50,147 869,047
NewMarket Corp. 18,142 13,931,242
Newmont Corp. 946,645 76,649,846
Nexa Resources SA 14,401 83,670
Northern Technologies
International Corp. 16,161 120,076
Nucor Corp. 252,775 37,928,889
*O-I Glass, Inc. 293,528 3,313,931
Olin Corp. 173,438 3,590,167
Olympic Steel, Inc. 15,158 560,846
Packaging Corp. of America 160,045 31,330,409
*Perimeter Solutions, Inc. 325,572 7,654,198
PPG Industries, Inc. 282,412 27,605,773
Quaker Chemical Corp. 8,410 1,168,065
*Ramaco Resources, Inc., Class
A 85,233 2,587,674
Ramaco Resources, Inc., Class B 7,268 106,694
*Ranpak Holdings Corp. 206,500 1,094,450
*Rayonier Advanced Materials,
Inc. 126,002 875,714
Reliance, Inc. 67,279 19,001,608
Royal Gold, Inc. 85,590 14,960,276
RPM International, Inc. 217,807 23,801,949
Ryerson Holding Corp. 79,876 1,762,065
Scotts Miracle-Gro Co. (The) 72,589 3,884,963
Sealed Air Corp. 287,900 9,647,529
Sensient Technologies Corp. 68,964 6,502,616
Sherwin-Williams Co. (The) 142,400 49,119,456
Silgan Holdings, Inc. 204,626 7,902,656
*Smith-Midland Corp. 323 11,777
Smurfit WestRock PLC 605,505 22,355,245
#*Solstice Advanced Materials,
Inc. 83,718 3,773,148
Sonoco Products Co. 188,793 7,659,332
Southern Copper Corp. 52,405 7,273,814
Steel Dynamics, Inc. 214,972 33,707,610
Stepan Co. 18,402 797,727
SunCoke Energy, Inc. 210,447 1,685,680
Sylvamo Corp. 77,152 3,132,371
*Tredegar Corp. 69,577 480,777
TriMas Corp. 96,700 3,435,751
Tronox Holdings PLC 319,719 1,119,016
United States Lime & Minerals,
Inc. 44,994 5,274,197
#*US Gold Corp. 4,751 72,785
Vulcan Materials Co. 84,497 24,461,881
#Warrior Met Coal, Inc. 71,884 4,876,611
#Westlake Corp. 48,713 3,351,942
Worthington Steel, Inc. 93,171 2,980,540
TOTAL MATERIALS 1,263,895,636
REAL ESTATE — (0.3%)
*AMREP Corp. 7,663 164,601
*Anywhere Real Estate, Inc. 133,862 1,345,313

86
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*CBRE Group, Inc., Class A 195,182 $ 29,751,592
*CKX Lands, Inc. 39 424
*Compass, Inc., Class A 816,091 6,292,062
*Comstock Holding Cos., Inc. 803 10,728
*CoStar Group, Inc. 244,425 16,818,884
*Cushman & Wakefield PLC 496,691 7,798,049
*Douglas Elliman, Inc. 10,407 25,705
#eXp World Holdings, Inc. 43,679 447,273
*Five Point Holdings LLC, Class A 63,213 369,796
*Forestar Group, Inc. 77,225 2,008,622
*FRP Holdings, Inc. 36,495 864,931
#*Howard Hughes Holdings, Inc. 102,738 8,145,069
*J.W. Mays, Inc. 362 14,248
*Jones Lang LaSalle, Inc. 60,701 18,519,268
Kennedy-Wilson Holdings, Inc. 59,682 451,196
Marcus & Millichap, Inc. 96,699 2,824,578
*Maui Land & Pineapple Co., Inc. 1,108 17,728
Newmark Group, Inc., Class A 317,573 5,662,327
*RE/MAX Holdings, Inc. 12,991 103,019
*Seaport Entertainment Group,
Inc. 21,370 514,376
St. Joe Co. (The) 90,771 5,153,977
*Stratus Properties, Inc. 15,887 298,517
*Tejon Ranch Co. 69,188 1,094,554
#*Zillow Group, Inc., Class A 70,098 5,014,110
*Zillow Group, Inc., Class C 234,617 17,591,583
TOTAL REAL ESTATE 131,302,530
UTILITIES — (2.0%)
AES Corp. (The) 319,231 4,427,734
ALLETE, Inc. 56,050 3,773,847
Alliant Energy Corp. 199,243 13,313,417
Ameren Corp. 127,381 12,995,410
American Electric Power Co., Inc. 268,409 32,278,866
American States Water Co. 44,943 3,204,885
#American Water Works Co., Inc. 90,713 11,650,271
Artesian Resources Corp., Class
A 8,591 276,888
#Atmos Energy Corp. 80,058 13,747,560
Avista Corp. 98,584 3,751,121
Black Hills Corp. 89,458 5,674,321
California Water Service Group 69,029 3,063,507
#CenterPoint Energy, Inc. 482,739 18,459,939
Chesapeake Utilities Corp. 25,473 3,242,203
Clearway Energy, Inc., Class A 28,441 852,946
#Clearway Energy, Inc., Class C 97,406 3,110,174
CMS Energy Corp. 226,642 16,669,519
Consolidated Edison, Inc. 185,722 18,091,180
Consolidated Water Co., Ltd.,
Class OR 15,016 510,694
Constellation Energy Corp. 64,138 24,180,026
Dominion Energy, Inc. 426,818 25,049,948
DTE Energy Co. 96,128 13,029,189
Duke Energy Corp. 130,151 16,177,769
Edison International 238,673 13,217,711
Entergy Corp. 217,181 20,868,922
Essential Utilities, Inc. 225,389 8,796,933
Evergy, Inc. 183,491 14,093,944
Eversource Energy 234,331 17,295,971
Shares Value†
UTILITIES — (Continued)
Exelon Corp. 495,825 $ 22,867,449
#FirstEnergy Corp. 428,215 19,625,093
Genie Energy, Ltd., Class B 48,223 725,756
Global Water Resources, Inc. 3,426 33,986
H2O America 39,763 1,839,039
*Hallador Energy Co. 107,130 2,317,222
*Hawaiian Electric Industries, Inc. 118,748 1,379,852
#IDACORP, Inc. 68,311 8,813,485
#MDU Resources Group, Inc. 395,188 7,579,706
MGE Energy, Inc. 42,519 3,523,550
Middlesex Water Co. 21,182 1,217,330
*Montauk Renewables, Inc. 45,690 92,751
National Fuel Gas Co. 112,834 8,903,731
New Jersey Resources Corp. 201,258 8,915,729
NextEra Energy, Inc. 341,531 27,800,623
NiSource, Inc. 350,957 14,778,799
Northwest Natural Holding Co. 48,922 2,227,419
Northwestern Energy Group, Inc. 75,820 4,524,179
NRG Energy, Inc. 277,225 47,643,889
OGE Energy Corp. 218,248 9,633,467
*Oklo, Inc. 3,507 465,624
#ONE Gas, Inc. 73,795 5,917,621
#Ormat Technologies, Inc. 132,917 14,138,381
#Otter Tail Corp. 48,762 3,765,402
PG&E Corp. 1,183,569 18,889,761
#Pinnacle West Capital Corp. 103,088 9,125,350
Portland General Electric Co. 139,196 6,358,473
#PPL Corp. 342,449 12,506,237
Public Service Enterprise Group,
Inc. 241,484 19,453,951
*Pure Cycle Corp. 21,771 239,699
RGC Resources, Inc. 6,445 133,476
Sempra 330,525 30,388,469
#Southern Co. (The) 186,559 17,544,008
#Southwest Gas Holdings, Inc. 86,326 6,862,917
Spire, Inc. 69,390 5,995,296
*Talen Energy Corp. 7,051 2,818,849
TXNM Energy, Inc. 108,830 6,181,544
UGI Corp. 263,861 8,820,873
Unitil Corp. 18,532 903,435
Vistra Corp. 303,429 57,135,681
#WEC Energy Group, Inc. 151,589 16,937,039
Xcel Energy, Inc. 289,137 23,469,250
York Water Co. (The) 14,573 452,783
TOTAL UTILITIES 784,752,069
TOTAL COMMON STOCKS 39,070,060,706
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*Bed Bath & Beyond, Inc.
10/07/26 11,765 14,000
#*GameStop Corp. 10/30/26 25,809 77,427
TOTAL CONSUMER
DISCRETIONARY 91,427
HEALTH CARE — (0.0%)
*<89bio, Inc. CVR 191,414 65,081
*<ABIOMED, Inc. CVR 01/02/26 9,217 143,877

87
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*<Albireo Pharma, Inc. CVR
03/02/26 10,648 $ 67,934
*<Chinook Therapeutics, Inc.
CVR 5,844 2,221
*<Imara, Inc. CVR 11,200 4,256
*<Mirati Therapeutics CVR 76,379 227,609
*OmniAb, Inc.- Vesting 12.5 7,938 –
*OmniAb, Inc.- Vesting 15 7,938 –
*<Poseida Therapeutics, Inc.
CVR 10,439 5,220
*<Poseida Therapeutics, Inc.
CVR 01/02/26 218 244
*<Xoma Corp. CVR 04/21/26 5,813 407
TOTAL HEALTH CARE 516,849
INDUSTRIALS — (0.0%)
*<Communications Systems CVR 1,608 193
Shares Value†
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 6,811 $ 31,603
*M-Tron Industries, Inc. 02/28/28 437 656
TOTAL INFORMATION
TECHNOLOGY 32,259
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 95,553 25,446
TOTAL RIGHTS/WARRANTS 666,174
TOTAL INVESTMENT SECURITIES — (97.1%)
(Cost $23,306,023,224) 39,070,726,880
SECURITIES LENDING COLLATERAL — (2.9%)
@§The DFA Short Term
Investment Fund 102,543,855 1,186,124,772
TOTAL INVESTMENTS — ( 100.0% )
(Cost $24,492,147,996) $ 40,256,851,652
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 3,727,836,588 $ — $ — $ 3,727,836,588
Consumer Discretionary ................ 3,888,561,448 — — 3,888,561,448
Consumer Staples .................... 1,927,319,297 — — 1,927,319,297
Energy ............................. 1,746,229,768 — — 1,746,229,768
Financials ........................... 6,053,921,478 16,137 — 6,053,937,615
Health Care ......................... 3,478,167,790 — 61,988 3,478,229,778
Industrials ........................... 5,173,173,370 7,464 — 5,173,180,834
Information Technology ................ 10,894,815,143 — — 10,894,815,143
Materials ........................... 1,263,895,636 — — 1,263,895,636
Real Estate .......................... 131,302,530 — — 131,302,530
Utilities ............................. 784,752,069 — — 784,752,069
Rights/Warrants
Consumer Discretionary ................ 91,427 — — 91,427
Health Care ......................... — — 516,849 516,849
Industrials ........................... — — 193 193
Information Technology ................ 32,259 — — 32,259
Materials ........................... — — 25,446 25,446
Securities Lending Collateral .............. — 1,186,124,772 — 1,186,124,772
Total Investments ....................... $39,070,098,803 $1,186,148,373 $604,476> $40,256,851,652
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

88
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (6.1%)
#*Advantage Solutions, Inc. 8,755 $ 11,206
*Angi, Inc. 296 3,928
#Array Digital Infrastructure, Inc. 7,984 392,174
AT&T, Inc. 6,076,326 150,389,069
*Atlanta Braves Holdings, Inc. 1,850 75,332
*Bandwidth, Inc., Class A 72 1,163
*Bumble, Inc., Class A 1,226 6,804
*Cars.com, Inc. 41,306 443,626
#*Charter Communications, Inc.,
Class A 105,166 24,592,017
#Cinemark Holdings, Inc. 230 6,212
Comcast Corp., Class A 2,890,328 80,452,280
*DoubleVerify Holdings, Inc. 14,029 159,650
*EchoStar Corp., Class A 776 58,099
Electronic Arts, Inc. 190,834 38,178,250
*EverQuote, Inc., Class A 4,353 93,764
Fox Corp., Class A 168,468 10,891,456
Fox Corp., Class B 186,443 10,890,136
*Frontier Communications Parent,
Inc. 221,293 8,356,024
*GCI Liberty, Inc., Class A 5,395 197,295
#*GCI Liberty, Inc., Class C 12,223 447,667
Gray Media, Inc. 37,074 169,428
IDT Corp., Class B 6,771 343,019
*IMAX Corp. 36,427 1,183,513
*Integral Ad Science Holding
Corp. 47,417 484,128
Interpublic Group of Cos., Inc.
(The) 271,403 6,964,201
#Iridium Communications, Inc. 29,611 567,051
John Wiley & Sons, Inc., Class A 34,956 1,288,828
*Liberty Broadband Corp., Class
A 26,977 1,443,000
*Liberty Broadband Corp., Class
C 48,968 2,635,458
*Liberty Global, Ltd., Class A 90,536 995,896
*Liberty Global, Ltd., Class C 70,956 791,159
*Liberty Latin America, Ltd., Class
C 170,540 1,348,971
*Liberty Media Corp.-Liberty
Formula One 106,152 10,599,277
*Liberty Media Corp.-Liberty
Formula One 13,358 1,215,311
*Liberty Media Corp.-Liberty Live 8,973 787,291
*Liberty Media Corp.-Liberty Live 23,375 2,113,334
*Madison Square Garden
Entertainment Corp. 2 88
#*Magnite, Inc. 83,426 1,491,657
Marcus Corp. (The) 21,622 311,357
Match Group, Inc. 35,046 1,133,388
New York Times Co. (The), Class
A 128,242 7,308,512
News Corp., Class A 284,255 7,532,758
#News Corp., Class B 115,330 3,514,105
Shares Value†
COMMUNICATION SERVICES — (Continued)
Nexstar Media Group, Inc. 24,673 $ 4,829,246
#Omnicom Group, Inc. 158,268 11,873,265
#Paramount Skydance Corp. 5,735 88,262
*Pinterest, Inc., Class A 296,286 9,807,067
*QuinStreet, Inc. 19,479 288,094
*Roku, Inc. 60,246 6,393,908
Saga Communications, Inc.,
Class A 8,193 100,364
Scholastic Corp. 4,447 127,496
Shutterstock, Inc. 1,129 28,259
#Sinclair, Inc. 23,233 317,363
*Snap, Inc., Class A 3,850 30,030
#*Sphere Entertainment Co. 11,544 790,533
Spok Holdings, Inc. 9,322 133,211
*Stagwell, Inc. 37,633 178,757
Sunrise Communications AG,
ADR 32,830 1,785,952
TEGNA, Inc. 130,902 2,574,842
Telephone and Data Systems,
Inc. 78,299 3,039,567
TKO Group Holdings, Inc. 28 5,275
T-Mobile US, Inc. 382,709 80,388,025
*TripAdvisor, Inc. 34,939 561,120
Verizon Communications, Inc. 3,277,451 130,245,903
Walt Disney Co. (The) 865,992 97,528,019
*Warner Bros Discovery, Inc. 1,347,417 30,249,512
*Yelp, Inc. 49,810 1,642,734
*ZoomInfo Technologies, Inc. 248,734 2,790,795
TOTAL COMMUNICATION
SERVICES 765,665,481
CONSUMER DISCRETIONARY — (5.3%)
#*1-800-Flowers.com, Inc., Class
A 20,434 73,562
*Abercrombie & Fitch Co. 27,002 1,958,995
#Academy Sports & Outdoors,
Inc. 28,442 1,362,087
#Acushnet Holdings Corp. 37,036 2,863,994
*Adient PLC 16,157 374,681
ADT, Inc. 618,951 5,471,527
*Adtalem Global Education, Inc. 37,164 3,642,815
A-Mark Precious Metals, Inc.,
Class A 10,227 271,834
*American Axle & Manufacturing
Holdings, Inc. 481 2,982
American Eagle Outfitters, Inc. 122,047 2,039,405
*Aptiv PLC 174,256 14,132,162
Aramark 206,787 7,833,092
#*Arhaus, Inc. 50 501
*Asbury Automotive Group, Inc. 15,718 3,687,443
Autoliv, Inc. 63,337 7,397,762
*AutoNation, Inc. 30,374 6,070,851
Bassett Furniture Industries, Inc. 2,900 42,775
*Beazer Homes USA, Inc. 6,423 143,875
Best Buy Co., Inc. 161,957 13,303,148

89
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Biglari Holdings, Inc., Class B 8 $ 2,891
#*Birkenstock Holding PLC 121,884 4,864,390
#*BJ's Restaurants, Inc. 20,302 689,456
*Boot Barn Holdings, Inc. 24,561 4,657,994
BorgWarner, Inc. 183,055 7,864,043
#Boyd Gaming Corp. 316 24,607
*Bright Horizons Family Solutions,
Inc. 44,930 4,907,704
#Brightstar Lottery PLC 7,100 118,286
Brunswick Corp. 62,312 4,119,446
Buckle, Inc. (The) 35,973 1,971,320
#Build-A-Bear Workshop, Inc.,
Class A 11,345 615,126
Caleres, Inc. 13,579 149,912
Camping World Holdings, Inc.,
Class A 39,789 523,623
Canterbury Park Holding Corp. 2,755 43,667
*CarMax, Inc. 59,202 2,481,156
*Carnival Corp. 853,334 24,601,619
Carriage Services, Inc. 13,475 602,333
*Cavco Industries, Inc. 5,485 2,905,953
Century Communities, Inc. 24,283 1,442,410
*Champion Homes, Inc. 48,672 3,320,891
#Cheesecake Factory, Inc. (The) 64 3,187
*Citi Trends, Inc. 3,962 141,919
Columbia Sportswear Co. 7,806 387,412
Cracker Barrel Old Country Store,
Inc. 4,471 150,673
*Crocs, Inc. 43,925 3,588,233
*Culp, Inc. 9,356 37,611
D.R. Horton, Inc. 227,902 33,975,630
Dana, Inc. 101,488 2,060,206
#*Dave & Buster's Entertainment,
Inc. 193 2,835
Dick's Sporting Goods, Inc. 45,487 10,073,096
#Dillard's, Inc., Class A 8,459 5,076,077
*Dorman Products, Inc. 24,476 3,282,966
#*Dream Finders Homes, Inc.,
Class A 13,572 268,726
#*Driven Brands Holdings, Inc. 72,611 1,041,968
eBay, Inc. 187,443 15,240,990
Escalade, Inc. 277 3,188
Ethan Allen Interiors, Inc. 20,684 499,932
*Figs, Inc., Class A 54,844 409,136
*First Watch Restaurant Group,
Inc. 29,129 480,337
*Five Below, Inc. 43,362 6,819,542
Flanigan's Enterprises, Inc. 865 27,378
Flexsteel Industries, Inc. 2,068 70,705
#*Floor & Decor Holdings, Inc.,
Class A 82,785 5,172,407
*Flutter Entertainment PLC, Class
DI 96,452 22,433,771
Ford Motor Co. 3,384,217 44,434,769
#*GameStop Corp., Class A 225,873 5,034,709
Gap, Inc. (The) 305,560 6,982,046
Garmin, Ltd. 141,635 30,301,392
General Motors Co. 791,330 54,672,990
*Genesco, Inc. 6,504 188,681
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Gentex Corp. 169,389 $ 3,972,172
*Gentherm, Inc. 23,659 870,651
Genuine Parts Co. 112,444 14,315,246
*G-III Apparel Group, Ltd. 33,197 891,339
#*Global Business Travel Group I 97,952 769,903
*Goodyear Tire & Rubber Co.
(The) 50,915 350,804
Graham Holdings Co., Class B 1,666 1,686,209
*Grand Canyon Education, Inc. 776 146,121
*Green Brick Partners, Inc. 5,881 380,736
Group 1 Automotive, Inc. 10,414 4,139,982
#Guess?, Inc. 55,744 946,533
Hamilton Beach Brands Holding
Co., Class A 10,060 141,544
*Hanesbrands, Inc. 18,771 124,076
#Harley-Davidson, Inc. 77,978 2,103,846
Hasbro, Inc. 58,099 4,433,535
Haverty Furniture Cos., Inc. 13,820 301,414
*Helen of Troy, Ltd. 24,336 453,380
*Hilton Grand Vacations, Inc. 80,867 3,351,937
Hooker Furnishings Corp. 10,814 98,191
*Hovnanian Enterprises, Inc.,
Class A 1,769 212,687
#Hyatt Hotels Corp., Class A 21,039 2,890,969
Johnson Outdoors, Inc., Class A 4,112 167,482
#KB Home 37,106 2,316,157
#Lakeland Industries, Inc. 4,946 81,411
*Latham Group, Inc. 1,085 7,866
*Laureate Education, Inc. 121,273 3,520,555
La-Z-Boy, Inc. 32,882 1,042,359
LCI Industries 19,690 2,037,718
Lear Corp. 41,028 4,293,580
#Lennar Corp., Class A 129,805 16,065,965
Lennar Corp., Class B 10,767 1,271,044
Levi Strauss & Co., Class A 76,941 1,560,364
*LGI Homes, Inc. 13,836 564,647
*Life Time Group Holdings, Inc. 169,818 4,199,599
Lifetime Brands, Inc. 16,431 55,701
*Lincoln Educational Services
Corp. 8,503 165,128
Lithia Motors, Inc. 20,982 6,590,027
#LKQ Corp. 208,447 6,661,966
#*Lovesac Co. (The) 5,790 80,307
#*Lucid Group, Inc. 77,718 1,379,495
*Lululemon Athletica, Inc. 49,431 8,429,963
*M/I Homes, Inc. 21,330 2,670,303
Macy's, Inc. 135,564 2,642,142
*MarineMax, Inc. 13,148 325,676
#Marriott Vacations Worldwide
Corp. 26,663 1,759,225
*Mattel, Inc. 248,799 4,572,926
Matthews International Corp.,
Class A 14,183 332,166
Meritage Homes Corp. 55,638 3,758,903
*MGM Resorts International 210,723 6,749,458
#*Mister Car Wash, Inc. 33,408 186,751
*Mobileye Global, Inc., Class A 85,207 1,120,472
#*Modine Manufacturing Co. 37,813 5,793,330
*Mohawk Industries, Inc. 48,064 5,461,993

90
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Monarch Casino & Resort, Inc. 2,956 $ 266,247
*Motorcar Parts of America, Inc. 16,200 276,372
Movado Group, Inc. 12,834 233,707
#*National Vision Holdings, Inc. 59,401 1,529,576
Newell Brands, Inc. 57,326 194,908
*Norwegian Cruise Line Holdings,
Ltd. 7,581 169,966
*NVR, Inc. 314 2,264,198
#*Ollie's Bargain Outlet Holdings,
Inc. 37,569 4,538,711
OneSpaWorld Holdings, Ltd. 66,662 1,551,225
#Patrick Industries, Inc. 26,666 2,783,130
#Penske Automotive Group, Inc. 28,631 4,582,964
Perdoceo Education Corp. 52,607 1,670,798
*Petco Health & Wellness Co.,
Inc. 3,078 9,788
Phinia, Inc. 32,178 1,670,360
PulteGroup, Inc. 162,316 19,456,819
*Pursuit Attractions and
Hospitality, Inc. 478 16,959
#PVH Corp. 38,640 3,026,671
Ralph Lauren Corp. 17,328 5,539,069
RCI Hospitality Holdings, Inc. 7,677 191,234
*Revolve Group, Inc. 23,362 516,767
#*Rivian Automotive, Inc., Class A 602,713 8,178,815
Rocky Brands, Inc. 7,815 220,305
*Sally Beauty Holdings, Inc. 41,876 632,746
#*Savers Value Village, Inc. 27,549 253,726
*SharkNinja, Inc. 15,332 1,310,886
Shoe Carnival, Inc. 23,452 429,875
Signet Jewelers, Ltd. 31,723 3,135,819
Smith & Wesson Brands, Inc. 48,548 465,333
#Somnigroup International, Inc. 154,239 12,237,322
Sonic Automotive, Inc., Class A 17,466 1,109,615
*Sonos, Inc. 2,001 34,357
Standard Motor Products, Inc. 17,505 649,961
#Steven Madden, Ltd. 55,995 1,898,790
Strategic Education, Inc. 19,336 1,469,149
*Strattec Security Corp. 5,208 319,563
#*Stride, Inc. 41,388 2,816,040
Sturm Ruger & Co., Inc. 1,131 47,966
Superior Group of Cos., Inc. 16,152 150,860
*Taylor Morrison Home Corp. 82,023 4,861,503
#Thor Industries, Inc. 46,158 4,816,587
*Tile Shop Holdings, Inc. 32,188 201,497
Toll Brothers, Inc. 61,908 8,354,485
#*TopBuild Corp. 21,530 9,095,994
*Topgolf Callaway Brands Corp. 13,284 125,002
*Tri Pointe Homes, Inc. 85,344 2,718,206
#*Under Armour, Inc., Class A 41,685 192,168
*Unifi, Inc. 34,880 155,565
*Universal Technical Institute, Inc. 45,240 1,344,533
Upbound Group, Inc. 47,758 925,550
*Urban Outfitters, Inc. 73,557 4,752,518
#Vail Resorts, Inc. 7,960 1,180,707
*Valvoline, Inc. 14,147 466,992
#VF Corp. 277,609 3,897,630
#*Victoria's Secret & Co. 59,816 2,108,514
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Visteon Corp. 18,201 $ 1,950,419
#Whirlpool Corp. 42,113 3,016,554
Winnebago Industries, Inc. 22,149 835,239
Wolverine World Wide, Inc. 49,853 1,131,663
*XPEL, Inc. 5,700 194,370
*YETI Holdings, Inc. 59,605 2,025,974
*Zumiez, Inc. 785 16,995
TOTAL CONSUMER
DISCRETIONARY 668,108,046
CONSUMER STAPLES — (3.5%)
#Albertsons Cos., Inc., Class A 427,330 7,559,468
#Alico, Inc. 960 33,802
Andersons, Inc. (The) 27,263 1,262,550
Archer-Daniels-Midland Co. 235,357 14,246,159
#B&G Foods, Inc. 7,146 28,584
*BellRing Brands, Inc. 29,520 889,438
*BJ's Wholesale Club Holdings,
Inc. 37,425 3,303,130
*Boston Beer Co., Inc. (The),
Class A 6,424 1,329,704
Brown-Forman Corp., Class A 809 21,940
#Brown-Forman Corp., Class B 225,253 6,133,639
Bunge Global SA 112,913 10,681,570
Calavo Growers, Inc. 7,600 168,796
Cal-Maine Foods, Inc. 39,568 3,474,070
#Campbell's Co. (The) 229,126 6,903,566
Casey's General Stores, Inc. 28,933 14,848,126
*Central Garden & Pet Co. 8,666 265,786
*Central Garden & Pet Co., Class
A 40,488 1,125,971
*Chefs' Warehouse, Inc. (The) 33,153 1,956,027
Church & Dwight Co., Inc. 140,940 12,359,029
Coca-Cola Consolidated, Inc. 1,838 239,638
Conagra Brands, Inc. 53,523 920,060
#Constellation Brands, Inc., Class
A 96,954 12,737,817
*Darling Ingredients, Inc. 129,587 4,153,263
Dole PLC 45,168 575,440
Dollar General Corp. 168,456 16,619,869
#*Dollar Tree, Inc. 90,414 8,961,836
Edgewell Personal Care Co. 45,882 889,652
Flowers Foods, Inc. 168,727 2,012,913
Fresh Del Monte Produce, Inc. 29,913 1,057,425
#*Freshpet, Inc. 37,051 1,823,280
General Mills, Inc. 301,861 14,069,741
*Grocery Outlet Holding Corp. 5,044 68,649
*Hain Celestial Group, Inc. (The) 31,104 36,081
#*Honest Co., Inc. (The) 274 934
Hormel Foods Corp. 251,899 5,438,499
Ingles Markets, Inc., Class A 11,585 800,523
Ingredion, Inc. 51,689 5,965,427
#Interparfums, Inc. 23,758 2,118,026
J&J Snack Foods Corp. 12,398 1,049,491
J.M. Smucker Co. (The) 84,492 8,749,147
John B. Sanfilippo & Son, Inc. 7,126 447,370
Kenvue, Inc. 1,561,294 22,435,795
Keurig Dr Pepper, Inc. 684,555 18,592,514
Kraft Heinz Co. (The) 546,319 13,510,469

91
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Kroger Co. (The) 501,929 $ 31,937,742
Lamb Weston Holdings, Inc. 34,179 2,109,870
Limoneira Co. 5,260 74,324
*Maplebear, Inc. 166,937 6,153,298
Marzetti Co. (The) 20,834 3,266,563
McCormick & Co., Inc. 156,406 10,035,009
#Molson Coors Beverage Co.,
Class B 141,718 6,195,911
Mondelez International, Inc.,
Class A 945,585 54,333,314
Natural Grocers by Vitamin
Cottage, Inc. 11,923 382,609
*Nature's Sunshine Products, Inc. 1,029 13,871
Oil-Dri Corp. of America 8,670 480,231
*Performance Food Group Co. 120,593 11,666,167
Pilgrim's Pride Corp. 110,156 4,196,944
#*Post Holdings, Inc. 43,608 4,532,179
PriceSmart, Inc. 25,064 2,880,856
Procter & Gamble Co. (The) 18,180 2,733,727
Reynolds Consumer Products,
Inc. 146,439 3,578,969
Seaboard Corp. 579 1,951,218
*Seneca Foods Corp., Class A 5,414 583,819
*Seneca Foods Corp., Class B 300 32,970
*Simply Good Foods Co. (The) 80,468 1,574,759
Spectrum Brands Holdings, Inc. 16,654 897,318
Target Corp. 274,243 25,427,811
#Tootsie Roll Industries, Inc. 17,218 607,623
Tyson Foods, Inc., Class A 149,995 7,711,243
*United Natural Foods, Inc. 32,655 1,229,461
Universal Corp. 20,324 1,030,020
*US Foods Holding Corp. 186,124 13,516,325
Utz Brands, Inc. 10,261 108,048
Village Super Market, Inc., Class
A 1,900 59,603
#*Vital Farms, Inc. 25,460 836,361
#Weis Markets, Inc. 18,648 1,181,164
TOTAL CONSUMER STAPLES 431,184,541
ENERGY — (10.3%)
Antero Midstream Corp. 421,918 7,278,086
*Antero Resources Corp. 231,534 7,156,716
#APA Corp. 69,929 1,583,892
Archrock, Inc. 146,886 3,711,809
#Atlas Energy Solutions, Inc. 8,619 106,703
Baker Hughes Co. 787,702 38,132,654
*Bristow Group, Inc. 12,144 494,261
Cactus, Inc., Class A 46,661 2,061,016
California Resources Corp. 58,103 2,740,719
Chevron Corp. 1,599,071 252,205,478
Chord Energy Corp. 24,619 2,233,436
Civitas Resources, Inc. 8,889 256,270
#*CNX Resources Corp. 82,228 2,767,794
#*Comstock Resources, Inc. 201,018 3,769,088
ConocoPhillips 1,006,112 89,403,112
#Core Laboratories, Inc. 2,189 34,893
Core Natural Resources, Inc. 20,660 1,632,140
Coterra Energy, Inc. 568,288 13,445,694
#Crescent Energy Co., Class A 174,095 1,467,621
Shares Value†
ENERGY — (Continued)
Delek US Holdings, Inc. 4,853 $ 183,249
Devon Energy Corp. 485,407 15,770,873
DHT Holdings, Inc. 148,143 1,967,339
Diamondback Energy, Inc. 180,775 25,885,172
Dorian LPG, Ltd. 21,089 608,418
DT Midstream, Inc. 79,401 8,693,616
EOG Resources, Inc. 436,219 46,169,419
EQT Corp. 373,534 20,013,952
Expand Energy Corp. 178,769 18,468,625
Exxon Mobil Corp. 3,146,533 359,837,514
Granite Ridge Resources, Inc. 4,931 26,036
*Gulfport Energy Corp. 9,548 1,776,023
Halliburton Co. 530,387 14,235,587
*Helix Energy Solutions Group,
Inc. 71,917 483,282
Helmerich & Payne, Inc. 60,170 1,580,064
HF Sinclair Corp. 146,441 7,556,356
*Innovex International, Inc. 570 11,440
International Seaways, Inc. 31,253 1,601,091
Kinder Morgan, Inc. 1,371,871 35,929,301
#Kodiak Gas Services, Inc. 61,523 2,268,968
Liberty Energy, Inc. 56,062 1,015,283
#Magnolia Oil & Gas Corp., Class
A 162,407 3,647,661
Marathon Petroleum Corp. 224,458 43,749,109
Matador Resources Co. 96,063 3,790,646
#Murphy Oil Corp. 11,899 336,742
#*Nabors Industries, Ltd. 4,143 201,018
NACCO Industries, Inc., Class A 2,990 126,417
Natural Gas Services Group, Inc. 10,028 279,180
Noble Corp. PLC 23,283 683,356
#Nordic American Tankers, Ltd. 15,701 57,780
#Northern Oil & Gas, Inc. 77,247 1,709,476
NOV, Inc. 96,886 1,414,536
#Occidental Petroleum Corp. 755,112 31,110,614
*Oceaneering International, Inc. 70,481 1,641,502
ONEOK, Inc. 422,175 28,285,725
Ovintiv, Inc. 196,485 7,370,152
*Par Pacific Holdings, Inc. 19,112 764,098
Patterson-UTI Energy, Inc. 435 2,727
Peabody Energy Corp. 12,293 337,074
Permian Resources Corp. 556,115 6,984,804
Phillips 66 194,675 26,503,055
#*PrimeEnergy Resources Corp. 5 676
*ProPetro Holding Corp. 18,477 191,791
Range Resources Corp. 211,622 7,523,162
*REX American Resources Corp. 25,744 824,580
Riley Exploration Permian, Inc. 456 11,865
#RPC, Inc. 156,424 813,405
Scorpio Tankers, Inc. 45,191 2,788,285
*SEACOR Marine Holdings, Inc. 12,678 80,632
*Seadrill, Ltd. 28,804 909,054
Select Water Solutions, Inc. 85,417 987,421
SFL Corp., Ltd. 80,125 597,733
SLB, Ltd. 1,146,835 41,354,870
SM Energy Co. 17,055 356,279
*Talos Energy, Inc. 122,094 1,197,742
TechnipFMC PLC 322,966 13,354,644

92
Dimensional US Marketwide Value ETF
continued
Shares Value†
ENERGY — (Continued)
Teekay Corp., Ltd. 63,163 $ 607,628
Teekay Tankers, Ltd., Class A 20,486 1,249,646
*TETRA Technologies, Inc. 73,716 520,435
*Tidewater, Inc. 7,403 374,518
#*Transocean, Ltd. 2,099 8,060
VAALCO Energy, Inc. 209 821
#*Valaris, Ltd. 10,542 591,617
Valero Energy Corp. 179,572 30,448,228
Viper Energy, Inc., Class A 9,623 361,440
*Vital Energy, Inc. 9,319 146,402
#Vitesse Energy, Inc. 8,958 194,837
Western Midstream Partners, LP 5,303 198,703
Williams Cos., Inc. (The) 669,214 38,727,414
World Kinect Corp. 50,621 1,308,553
TOTAL ENERGY 1,299,289,103
FINANCIALS — (23.3%)
1st Source Corp. 19,561 1,162,706
Affiliated Managers Group, Inc. 23,271 5,537,567
Aflac, Inc. 314,119 33,670,416
Alerus Financial Corp. 4,320 91,238
Allstate Corp. (The) 185,309 35,490,380
Ally Financial, Inc. 204,099 7,953,738
Amalgamated Financial Corp. 9,324 254,172
American Coastal Insurance
Corp. 44 521
American Financial Group, Inc. 65,781 8,662,042
American International Group,
Inc. 339,875 26,836,530
Ameris Bancorp 55,930 4,005,707
AMERISAFE, Inc. 10,737 430,339
AmeriServ Financial, Inc. 30,968 94,452
Arch Capital Group, Ltd. 255,737 22,072,660
Associated Banc-Corp. 130,847 3,241,080
Assurant, Inc. 32,429 6,865,868
Assured Guaranty, Ltd. 38,846 3,130,211
Atlantic Union Bankshares Corp. 91,048 2,960,881
*Atlanticus Holdings Corp. 2,224 122,565
Axis Capital Holdings, Ltd. 73,720 6,904,615
*Axos Financial, Inc. 46,286 3,609,382
Banc of California, Inc. 82,437 1,398,956
#BancFirst Corp. 16,536 1,800,109
*Bancorp, Inc. (The) 21,005 1,373,097
#Bank First Corp. 917 111,984
Bank of America Corp. 2,851,053 152,388,783
Bank of Hawaii Corp. 29,823 1,936,407
Bank of New York Mellon Corp.
(The) 339,741 36,668,246
Bank of NT Butterfield & Son, Ltd.
(The) 35,102 1,623,819
Bank OZK 92,914 4,180,201
BankFinancial Corp. 16,687 184,391
BankUnited, Inc. 55,918 2,241,193
Banner Corp. 31,237 1,886,402
Bar Harbor Bankshares 2,733 80,159
Beacon Financial Corp. 50,437 1,227,637
*Berkshire Hathaway, Inc., Class
B 731,333 349,240,761
Blackrock, Inc. 65 70,383
Shares Value†
FINANCIALS — (Continued)
*Block, Inc. 269,173 $ 20,440,998
#BOK Financial Corp. 57,307 5,993,166
*Bowhead Specialty Holdings,
Inc. 338 8,098
Bread Financial Holdings, Inc. 38,399 2,405,697
*Brighthouse Financial, Inc. 43,251 2,468,335
Byline Bancorp, Inc. 21,915 586,007
Cadence Bank 148,273 5,595,823
Capital City Bank Group, Inc. 14,283 555,609
Capital One Financial Corp. 253,447 55,755,806
Capitol Federal Financial, Inc. 50,879 307,309
#Carlyle Group, Inc. (The) 175,749 9,370,937
Cathay General Bancorp 55,835 2,537,701
Central Pacific Financial Corp. 1,099 31,332
Chemung Financial Corp. 300 15,201
Chubb, Ltd. 182,458 50,529,919
Cincinnati Financial Corp. 92,646 14,322,145
Citigroup, Inc. 734,135 74,316,486
Citizens Community Bancorp, Inc. 10,355 162,056
Citizens Financial Group, Inc. 227,325 11,564,023
City Holding Co. 9,307 1,097,109
CME Group, Inc. 56,619 15,031,778
CNB Financial Corp. 7,023 172,766
CNO Financial Group, Inc. 78,784 3,152,936
Columbia Banking System, Inc. 206,800 5,542,240
*Columbia Financial, Inc. 3,070 45,282
Comerica, Inc. 107,334 8,211,051
Commerce Bancshares, Inc. 86,575 4,556,442
Community Financial System, Inc. 39,365 2,183,970
Community Trust Bancorp, Inc. 16,592 849,427
Community West Bancshares 316 6,693
ConnectOne Bancorp, Inc. 35,710 859,183
*Consumer Portfolio Services,
Inc. 23,800 199,920
Corebridge Financial, Inc. 402,826 13,116,015
#*Credit Acceptance Corp. 3,908 1,748,205
#Cullen/Frost Bankers, Inc. 50,116 6,171,284
*Customers Bancorp, Inc. 26,752 1,795,594
CVB Financial Corp. 102,966 1,891,485
Diamond Hill Investment Group,
Inc. 169 21,691
DigitalBridge Group, Inc. 16,504 195,242
Dime Community Bancshares,
Inc. 24,124 633,255
Donegal Group, Inc., Class A 12,386 232,238
*Donnelley Financial Solutions,
Inc. 352 16,174
Eagle Bancorp, Inc. 2,452 41,071
East West Bancorp, Inc. 107,423 10,914,177
Eastern Bankshares, Inc. 12,055 211,324
Employers Holdings, Inc. 21,032 801,950
Enact Holdings, Inc. 37,168 1,327,641
*Encore Capital Group, Inc. 13,732 570,977
*Enova International, Inc. 20,563 2,458,718
Enterprise Financial Services
Corp. 30,653 1,605,298
Equity Bancshares, Inc., Class A 2,393 96,940
#Esquire Financial Holdings, Inc. 2,563 240,409
Essent Group, Ltd. 93,663 5,673,168

93
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Euronet Worldwide, Inc. 15,853 $ 1,202,609
Everest Group, Ltd. 21,554 6,779,164
#*EZCORP, Inc., Class A 48,094 877,716
F&G Annuities & Life, Inc. 7,633 226,318
#FB Financial Corp. 38,634 2,086,622
Federal Agricultural Mortgage
Corp., Class A 177 21,222
Federal Agricultural Mortgage
Corp., Class C 8,220 1,304,021
Federated Hermes, Inc. 18,112 878,070
Fidelis Insurance Holdings, Ltd. 19,779 355,626
Fidelity National Financial, Inc. 211,312 11,672,875
Fidelity National Information
Services, Inc. 357,146 22,328,768
Fifth Third Bancorp 394,110 16,402,858
Financial Institutions, Inc. 10,663 303,149
First American Financial Corp. 85,481 5,343,417
First Bancorp 34,052 1,652,884
First Bancorp 133,214 2,596,341
First Busey Corp. 47,815 1,069,143
First Business Financial Services,
Inc. 964 48,788
#First Citizens BancShares, Inc.,
Class A 7,254 13,237,244
First Commonwealth Financial
Corp. 84,712 1,295,246
First Financial Bancorp 79,243 1,855,079
First Financial Corp. 1,147 61,158
#*First Financial Northwest, Inc. 20,678 24,814
First Hawaiian, Inc. 92,753 2,275,231
First Horizon Corp. 271,012 5,788,816
First Internet Bancorp 5,329 94,536
First Interstate BancSystem, Inc.,
Class A 73,098 2,284,313
First Merchants Corp. 47,293 1,677,956
First Mid Bancshares, Inc. 192 6,860
First United Corp. 1,266 43,715
FirstCash Holdings, Inc. 33,190 5,260,615
*Fiserv, Inc. 131,345 8,759,398
FNB Corp. 290,308 4,563,642
Franklin Resources, Inc. 262,958 5,945,480
Fulton Financial Corp. 147,779 2,566,921
*Genworth Financial, Inc. 319,637 2,697,736
German American Bancorp, Inc. 18,618 717,538
Glacier Bancorp, Inc. 94,517 3,861,019
Global Payments, Inc. 120,412 9,363,237
Globe Life, Inc. 65,307 8,588,524
Goldman Sachs Group, Inc. (The) 152,609 120,464,966
Great Southern Bancorp, Inc. 3,268 182,028
*Green Dot Corp., Class A 2,158 25,054
*Hamilton Insurance Group, Ltd.,
Class B 4,836 114,468
Hancock Whitney Corp. 69,570 3,973,143
Hanover Insurance Group, Inc.
(The) 26,627 4,550,022
Hartford Insurance Group, Inc.
(The) 225,746 28,033,138
HCI Group, Inc. 6,104 1,245,277
Heritage Commerce Corp. 11,806 122,782
Shares Value†
FINANCIALS — (Continued)
Heritage Financial Corp. 8,126 $ 180,316
*Heritage Insurance Holdings, Inc. 8,493 200,690
Hilltop Holdings, Inc. 26,171 845,323
Home Bancorp, Inc. 719 38,215
Home BancShares, Inc. 161,854 4,323,120
Hope Bancorp, Inc. 84,793 889,479
Horace Mann Educators Corp. 28,239 1,262,566
Huntington Bancshares, Inc. 1,100,227 16,987,505
Independent Bank Corp. 23,222 1,562,608
Intercontinental Exchange, Inc. 61,175 8,949,291
International Bancshares Corp. 50,091 3,325,041
Invesco, Ltd. 332,764 7,886,507
Investors Title Co. 1,087 281,087
Jackson Financial, Inc., Class A 57,426 5,789,115
Janus Henderson Group PLC 129,107 5,623,901
Jefferies Financial Group, Inc. 107,732 5,691,482
JPMorgan Chase & Co. 1,766,334 549,541,834
Kemper Corp. 50,098 2,253,909
KeyCorp 574,551 10,106,352
Lakeland Financial Corp. 9,717 554,355
Landmark Bancorp, Inc. 3,360 86,318
*LendingClub Corp. 76,135 1,323,988
Lincoln National Corp. 45,416 1,907,472
Live Oak Bancshares, Inc. 21,917 682,495
Loews Corp. 106,585 10,611,603
M&T Bank Corp. 78,775 14,484,359
*Markel Group, Inc. 9,398 18,556,633
Mercantile Bank Corp. 4,938 216,531
Merchants Bancorp 33,326 1,039,438
Mercury General Corp. 39,393 3,045,079
Meridian Corp. 1,022 14,604
MetLife, Inc. 545,164 43,514,990
Metropolitan Bank Holding Corp. 1,292 85,621
MGIC Investment Corp. 194,494 5,333,025
Middlefield Banc Corp. 452 14,735
MidWestOne Financial Group,
Inc. 9,952 368,124
Morgan Stanley 768,999 126,115,836
MVB Financial Corp. 716 18,315
National Bank Holdings Corp.,
Class A 31,569 1,125,751
#Navient Corp. 47,221 577,513
NBT Bancorp, Inc. 38,491 1,557,731
*NCR Atleos Corp. 1 37
Nelnet, Inc., Class A 20,006 2,581,774
Nicolet Bankshares, Inc. 10,145 1,198,530
*NMI Holdings, Inc. 62,678 2,283,360
Northeast Bank 1,536 132,526
Northern Trust Corp. 155,012 19,945,394
Northfield Bancorp, Inc. 26,091 266,650
Northrim Bancorp, Inc. 19,260 423,335
Northwest Bancshares, Inc. 110,058 1,288,779
OceanFirst Financial Corp. 26,634 484,206
OFG Bancorp 37,181 1,437,417
#Old National Bancorp 265,940 5,433,154
Old Republic International Corp. 197,014 7,774,172
OneMain Holdings, Inc. 97,431 5,766,941

94
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Oppenheimer Holdings, Inc.,
Class A 3,097 $ 216,047
Origin Bancorp, Inc. 9,701 336,237
Orrstown Financial Services, Inc. 2,496 83,067
Park National Corp. 9,334 1,420,541
Pathward Financial, Inc. 19,301 1,313,626
*Payoneer Global, Inc. 156,988 908,961
*PayPal Holdings, Inc. 2,697 186,821
#*Paysafe, Ltd. 19,260 212,053
PennyMac Financial Services,
Inc. 41,826 5,262,129
Peoples Bancorp of North
Carolina, Inc. 275 8,093
Peoples Bancorp, Inc. 21,566 616,788
Pinnacle Financial Partners, Inc. 59,729 5,089,508
PNC Financial Services Group,
Inc. (The) 170,461 31,117,656
Popular, Inc. 55,202 6,153,367
Preferred Bank/Los Angeles CA 10,699 965,585
Primis Financial Corp. 193 2,101
Principal Financial Group, Inc. 174,181 14,638,171
*ProAssurance Corp. 2,315 55,444
PROG Holdings, Inc. 26,426 764,504
Prosperity Bancshares, Inc. 74,800 4,923,336
Provident Financial Holdings, Inc. 4,144 64,729
Provident Financial Services, Inc. 92,901 1,699,159
Prudential Financial, Inc. 207,317 21,560,968
QCR Holdings, Inc. 8,518 633,654
Radian Group, Inc. 107,101 3,635,008
Raymond James Financial, Inc. 142,869 22,669,024
Regions Financial Corp. 580,106 14,038,565
Reinsurance Group of America,
Inc. 34,109 6,223,528
RenaissanceRe Holdings, Ltd. 31,821 8,085,398
Renasant Corp. 51,042 1,716,542
Riverview Bancorp, Inc. 1,682 8,713
S&T Bancorp, Inc. 26,439 968,725
Safety Insurance Group, Inc. 12,958 890,603
SB Financial Group, Inc. 1,184 23,159
Seacoast Banking Corp. of
Florida 43,320 1,312,596
Selective Insurance Group, Inc. 46,048 3,469,256
ServisFirst Bancshares, Inc. 935 65,702
Shore Bancshares, Inc. 25,218 393,653
Simmons First National Corp.,
Class A 92,252 1,603,340
*SiriusPoint, Ltd. 79,019 1,438,146
*Skyward Specialty Insurance
Group, Inc. 7,139 325,467
#SLM Corp. 159,374 4,279,192
#*SoFi Technologies, Inc. 472,453 14,022,405
Southside Bancshares, Inc. 12,016 337,890
SOUTHSTATE BANK Corp. 80,855 7,167,796
State Street Corp. 168,022 19,433,425
Stellar Bancorp, Inc. 26,577 782,161
Stewart Information Services
Corp. 22,946 1,566,523
Stifel Financial Corp. 66,912 7,924,388
Stock Yards Bancorp, Inc. 18,931 1,230,894
Shares Value†
FINANCIALS — (Continued)
*StoneX Group, Inc. 35,471 $ 3,260,494
Synchrony Financial 287,265 21,366,771
Synovus Financial Corp. 129,674 5,788,647
T. Rowe Price Group, Inc. 95,555 9,797,254
*Texas Capital Bancshares, Inc. 36,226 3,037,188
TFS Financial Corp. 76,470 1,017,051
Timberland Bancorp, Inc. 3,971 127,549
Tiptree, Inc. 29,862 528,856
Tompkins Financial Corp. 304 19,292
Towne Bank 59,458 1,932,980
Travelers Cos., Inc. (The) 188,545 50,646,958
TriCo Bancshares 23,771 1,051,391
*Triumph Financial, Inc. 12,156 662,016
Truist Financial Corp. 643,200 28,706,016
Trustmark Corp. 48,777 1,815,480
UMB Financial Corp. 59,229 6,330,396
United Bankshares, Inc. 113,729 4,070,361
United Community Banks, Inc. 99,646 2,909,663
United Security Bancshares 8,637 79,158
Unity Bancorp, Inc. 3,592 163,113
Universal Insurance Holdings, Inc. 9,717 299,478
Univest Financial Corp. 23,490 689,666
Unum Group 112,242 8,240,808
US Bancorp 900,964 42,057,000
Valley National Bancorp 435,388 4,732,668
Victory Capital Holdings, Inc.,
Class A 35,496 2,210,336
Virtu Financial, Inc., Class A 46,119 1,606,786
Virtus Investment Partners, Inc. 5,843 951,357
Voya Financial, Inc. 75,586 5,628,134
W. R. Berkley Corp. 237,849 16,968,148
WaFd, Inc. 73,555 2,135,302
Walker & Dunlop, Inc. 25,043 2,001,437
Waterstone Financial, Inc. 20,883 319,510
Webster Financial Corp. 133,487 7,614,098
Wells Fargo & Co. 1,610,873 140,097,625
WesBanco, Inc. 67,336 2,026,814
Westamerica Bancorp 22,343 1,064,644
Western Alliance Bancorp 90,490 6,999,402
Western New England Bancorp,
Inc. 13,698 155,746
Western Union Co. (The) 129,380 1,207,115
White Mountains Insurance
Group, Ltd. 1,904 3,626,282
Willis Towers Watson PLC 731 228,876
Wintrust Financial Corp. 49,841 6,480,327
#WisdomTree, Inc. 632 7,559
*World Acceptance Corp. 4,317 550,288
WSFS Financial Corp. 46,300 2,411,767
Zions Bancorp NA 119,007 6,201,455
TOTAL FINANCIALS 2,930,634,484
HEALTH CARE — (14.7%)
Abbott Laboratories 1,072,068 132,529,046
#*Acadia Healthcare Co., Inc. 30,301 651,472
*ACADIA Pharmaceuticals, Inc. 103,656 2,352,991
Acme United Corp. 1,030 39,150
*AdaptHealth Corp. 33,865 304,446
*Addus HomeCare Corp. 13,890 1,623,602

95
Dimensional US Marketwide Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Agilent Technologies, Inc. 94,638 $ 13,851,218
*Align Technology, Inc. 10,345 1,426,369
*Alkermes PLC 119,301 3,662,541
*Amneal Pharmaceuticals, Inc. 6,239 67,506
#*ANI Pharmaceuticals, Inc. 15,312 1,387,267
*Anika Therapeutics, Inc. 6,027 58,763
*Astrana Health, Inc. 10,909 340,470
*Avantor, Inc. 105,178 1,243,204
*Azenta, Inc. 22,353 675,061
#Baxter International, Inc. 252,640 4,666,261
Becton Dickinson & Co. 202,633 36,212,543
*Biogen, Inc. 51,693 7,974,679
*BioMarin Pharmaceutical, Inc. 62,456 3,345,768
#*Bio-Rad Laboratories, Inc.,
Class A 17,188 5,492,425
#Bio-Techne Corp. 57,685 3,609,350
*Boston Scientific Corp. 527,229 53,102,505
#*BrightSpring Health Services,
Inc. 93,689 3,096,421
Bristol-Myers Squibb Co. 1,415,560 65,214,849
*Brookdale Senior Living, Inc. 47,371 439,129
*CareDx, Inc. 12,691 190,365
*Castle Biosciences, Inc. 5,356 136,578
*Catalyst Pharmaceuticals, Inc. 81,776 1,739,376
*Centene Corp. 79,283 2,804,240
*Certara, Inc. 54,552 634,440
*Charles River Laboratories
International, Inc. 38,043 6,850,403
Chemed Corp. 7,872 3,395,194
Cigna Group (The) 192,282 46,995,644
*Collegium Pharmaceutical, Inc. 15,530 559,080
Concentra Group Holdings
Parent, Inc. 62,690 1,248,785
CONMED Corp. 15,120 665,280
*Cooper Cos., Inc. (The) 98,435 6,881,591
*Cross Country Healthcare, Inc. 20,775 254,702
*Cumberland Pharmaceuticals,
Inc. 15,183 45,397
CVS Health Corp. 624,677 48,818,508
Danaher Corp. 240,498 51,798,459
#*Dynavax Technologies Corp. 52,684 540,538
*Edwards Lifesciences Corp. 323,912 26,706,544
*Elanco Animal Health, Inc. 389,631 8,630,327
Elevance Health, Inc. 158,993 50,432,580
Encompass Health Corp. 77,382 8,809,941
#*Enovis Corp. 17,260 539,202
Ensign Group, Inc. (The) 44,527 8,019,313
#*Envista Holdings Corp. 146,907 2,989,557
*Exact Sciences Corp. 46,550 3,011,319
*Exelixis, Inc. 209,038 8,083,499
*Fortrea Holdings, Inc. 32,974 344,908
GE HealthCare Technologies, Inc. 371,784 27,865,211
Gilead Sciences, Inc. 380 45,520
*Globus Medical, Inc. 86,704 5,236,055
#*GRAIL, Inc. 3,550 326,351
*Haemonetics Corp. 37,478 1,874,275
*Harmony Biosciences Holdings,
Inc. 47,920 1,369,074
*HealthEquity, Inc. 68,058 6,436,926
Shares Value†
HEALTH CARE — (Continued)
HealthStream, Inc. 9,731 $ 239,383
*Henry Schein, Inc. 94,340 5,962,288
*Hologic, Inc. 158,411 11,708,157
Humana, Inc. 83,112 23,120,927
*ICON PLC 13,663 2,347,577
*ICU Medical, Inc. 13,503 1,621,575
*Illumina, Inc. 5,632 695,777
*Incyte Corp. 111,559 10,428,535
*Innoviva, Inc. 53,252 969,186
#*Inspire Medical Systems, Inc. 62 4,469
*Integer Holdings Corp. 28,012 1,808,735
*Integra LifeSciences Holdings
Corp. 178 2,138
*IQVIA Holdings, Inc. 78,768 17,050,121
*Jazz Pharmaceuticals PLC 46,414 6,388,423
Johnson & Johnson 1,614,268 304,886,797
*Kewaunee Scientific Corp. 1,631 68,208
*Krystal Biotech, Inc. 295 58,265
Labcorp Holdings, Inc. 54,820 13,922,087
#*Lantheus Holdings, Inc. 2,984 172,147
#*Ligand Pharmaceuticals, Inc. 9,007 1,723,129
*LivaNova PLC 39,855 2,097,569
#*Masimo Corp. 141 19,832
Medtronic PLC 848,417 76,951,422
Merck & Co., Inc. 333,064 28,636,843
#*Merit Medical Systems, Inc. 45,243 3,960,572
*MiMedx Group, Inc. 13,883 106,205
*Molina Healthcare, Inc. 5,547 849,024
National HealthCare Corp. 12,538 1,497,539
*Neurocrine Biosciences, Inc. 66,753 9,559,697
*Nutex Health, Inc. 6 738
*Omnicell, Inc. 22,313 749,047
*Option Care Health, Inc. 147,131 3,829,820
*Pennant Group, Inc. (The) 11,042 273,069
Perrigo Co. PLC 101,446 2,103,990
Pfizer, Inc. 4,156,881 102,467,117
Phibro Animal Health Corp.,
Class A 1,703 71,628
Premier, Inc., Class A 76 2,137
*Prestige Consumer Healthcare,
Inc. 36,610 2,218,566
*Privia Health Group, Inc. 2,803 68,113
*Progyny, Inc. 36,148 676,329
Quest Diagnostics, Inc. 96,767 17,026,154
*QuidelOrtho Corp. 17,910 483,391
Regeneron Pharmaceuticals, Inc. 50,248 32,751,646
*Repligen Corp. 961 143,247
ResMed, Inc. 135 33,329
#Revvity, Inc. 60,170 5,631,310
*Rigel Pharmaceuticals, Inc. 86 2,716
*Roivant Sciences, Ltd. 117,375 2,346,326
Select Medical Holdings Corp. 102,366 1,415,722
*Solventum Corp. 61,079 4,216,894
STERIS PLC 64,028 15,091,400
Stryker Corp. 19,555 6,966,273
*Supernus Pharmaceuticals, Inc. 39,067 2,153,764
*Surgery Partners, Inc. 30,572 670,444
*Teladoc Health, Inc. 5,225 45,092

96
Dimensional US Marketwide Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Teleflex, Inc. 16,894 $ 2,102,796
*Tenet Healthcare Corp. 75,803 15,652,561
Thermo Fisher Scientific, Inc. 178,609 101,340,961
#*UFP Technologies, Inc. 4,304 829,123
*United Therapeutics Corp. 29,054 12,941,523
UnitedHealth Group, Inc. 663,958 226,781,494
Universal Health Services, Inc.,
Class B 55,483 12,040,366
US Physical Therapy, Inc. 9,068 782,296
*Vaxcyte, Inc. 10,341 468,240
*Veracyte, Inc. 22,974 828,902
*Vertex Pharmaceuticals, Inc. 116,564 49,606,141
Viatris, Inc. 774,554 8,024,379
*Waystar Holding Corp. 3,223 115,545
West Pharmaceutical Services,
Inc. 436 122,983
Zimmer Biomet Holdings, Inc. 123,043 12,373,204
TOTAL HEALTH CARE 1,849,951,621
INDUSTRIALS — (15.0%)
A.O. Smith Corp. 90,938 6,000,999
*AAR Corp. 29,580 2,490,932
#ABM Industries, Inc. 49,685 2,136,455
Acuity, Inc. 25,057 9,147,058
Advanced Drainage Systems, Inc. 7,054 987,913
Aebi Schmidt Holding AG 19,816 220,948
AECOM 20,150 2,707,153
*AeroVironment, Inc. 33 12,207
AGCO Corp. 61,167 6,309,988
Air Lease Corp. 91,151 5,820,903
Alamo Group, Inc. 9,535 1,704,095
*Alaska Air Group, Inc. 98,761 4,121,297
Albany International Corp. 18,219 1,030,831
#Alight, Inc., Class A 354,280 1,020,326
*Allegiant Travel Co. 4,678 290,878
Allient, Inc. 4,144 226,594
Allison Transmission Holdings,
Inc. 66,110 5,457,381
*Amentum Holdings, Inc. 84,789 1,900,122
*Ameresco, Inc., Class A 210 8,299
*American Woodmark Corp. 11,916 759,407
AMETEK, Inc. 147,496 29,810,417
#*API Group Corp. 244,738 9,011,253
Apogee Enterprises, Inc. 17,180 628,960
Applied Industrial Technologies,
Inc. 30,065 7,729,411
ArcBest Corp. 12,326 916,068
Arcosa, Inc. 39,027 3,980,754
Astec Industries, Inc. 21,338 992,857
#*Astronics Corp. 3,652 179,605
*ATI, Inc. 65,741 6,506,387
Atkore, Inc. 799 55,331
AZZ, Inc. 22,807 2,277,279
Barrett Business Services, Inc. 11,619 470,221
*BlueLinx Holdings, Inc. 1,492 97,636
Boise Cascade Co. 30,404 2,143,178
Brady Corp., Class A 34,863 2,646,450
*BrightView Holdings, Inc. 55,561 684,512
*Builders FirstSource, Inc. 88,216 10,248,053
Shares Value†
INDUSTRIALS — (Continued)
*CACI International, Inc., Class A 16,953 $ 9,531,824
#Cadre Holdings, Inc. 18,075 767,465
#Carlisle Cos., Inc. 22 7,151
Carpenter Technology Corp. 42,223 13,338,246
Carrier Global Corp. 487,466 28,999,352
#*Casella Waste Systems, Inc. 32,678 2,894,290
#*CBIZ, Inc. 22,433 1,233,815
*CECO Environmental Corp. 8,484 414,783
*Centuri Holdings, Inc. 121 2,443
*Chart Industries, Inc. 35,715 7,129,428
Chicago Rivet & Machine Co. 291 2,692
*Clean Harbors, Inc. 40,640 8,555,126
CNH Industrial NV 977,701 10,256,084
Columbus McKinnon Corp. 23,018 373,582
CompX International, Inc. 500 11,245
#Concentrix Corp. 49,356 1,989,540
#*Construction Partners, Inc.,
Class A 1,731 197,940
Copa Holdings SA, Class A 26,125 3,271,111
*Copart, Inc. 331,448 14,255,578
*Core & Main, Inc., Class A 56,836 2,965,703
*Costamare Bulkers Holdings,
Ltd. 19,855 256,924
Costamare, Inc. 99,279 1,213,189
Covenant Logistics Group, Inc. 14,160 285,607
CRA International, Inc. 3,577 681,383
Crane Co. 26,684 5,069,960
CSG Systems International, Inc. 6,626 518,617
CSW Industrials, Inc. 338 84,642
CSX Corp. 1,377,022 49,600,332
Cummins, Inc. 103,778 45,421,555
Curtiss-Wright Corp. 17,009 10,132,772
*Custom Truck One Source, Inc. 39,181 230,776
*Dayforce, Inc. 113,307 7,788,723
Deere & Co. 188,683 87,101,733
Delta Air Lines, Inc. 534,617 30,676,323
Deluxe Corp. 21,758 394,037
*Distribution Solutions Group, Inc. 16,453 449,825
*DNOW, Inc. 95,905 1,409,804
Donaldson Co., Inc. 88,796 7,481,063
Douglas Dynamics, Inc. 14,892 450,185
Dover Corp. 105,738 19,187,217
*Ducommun, Inc. 11,923 1,093,935
*DXP Enterprises, Inc. 14,649 1,752,753
*Dycom Industries, Inc. 23,288 6,702,054
Eastern Co. (The) 8,217 175,433
Eaton Corp. PLC 109,788 41,890,709
#Emerson Electric Co. 410,653 57,314,839
*Energy Recovery, Inc. 17,510 299,596
Enerpac Tool Group Corp. 41,547 1,705,089
EnerSys 30,064 3,792,874
Ennis, Inc. 26,765 438,946
Enpro, Inc. 16,335 3,789,883
*Enviri Corp. 20,240 247,130
Equifax, Inc. 11,408 2,408,229
ESAB Corp. 48,822 5,703,386
ESCO Technologies, Inc. 20,621 4,525,691
Espey Mfg. & Electronics Corp. 1,671 62,679

97
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Exlservice Holdings, Inc. 670 $ 26,197
Federal Signal Corp. 47,662 5,625,546
FedEx Corp. 188,788 47,918,170
#*First Advantage Corp. 80,580 1,017,725
Flowserve Corp. 107,160 7,313,670
*Fluor Corp. 128,948 6,288,794
Fortive Corp. 238,423 12,002,214
#Fortune Brands Innovations, Inc. 94,853 4,818,532
Franklin Electric Co., Inc. 36,801 3,487,631
#*Frontier Group Holdings, Inc. 68,003 262,492
*FTI Consulting, Inc. 25,860 4,267,159
*Gates Industrial Corp. PLC 211,330 4,666,166
GATX Corp. 28,748 4,509,124
#Genco Shipping & Trading, Ltd. 20,882 355,829
*Gencor Industries, Inc. 12,989 176,521
*Generac Holdings, Inc. 46,242 7,769,581
General Dynamics Corp. 174,494 60,182,981
Genpact, Ltd. 163,216 6,226,690
*Gibraltar Industries, Inc. 23,454 1,463,295
Gorman-Rupp Co. (The) 18,351 825,244
Graco, Inc. 90,390 7,391,190
#Granite Construction, Inc. 35,164 3,618,727
*Great Lakes Dredge & Dock
Corp. 44,893 509,536
Greenbrier Cos., Inc. (The) 25,561 1,067,683
*GXO Logistics, Inc. 94,920 5,335,453
*Hayward Holdings, Inc. 175,787 2,983,105
*Healthcare Services Group, Inc. 27,236 486,707
Heidrick & Struggles International,
Inc. 6,723 392,422
Helios Technologies, Inc. 6,512 360,504
#Herc Holdings, Inc. 29,708 4,220,021
#Hexcel Corp. 61,383 4,382,746
Hillenbrand, Inc. 9,227 291,573
*Hillman Solutions Corp. 157,016 1,447,688
#HNI Corp. 38,964 1,594,407
Hub Group, Inc., Class A 49,559 1,825,258
Hubbell, Inc. 4,256 2,000,320
Huntington Ingalls Industries, Inc. 32,025 10,312,691
*Hurco Cos., Inc. 3,927 70,490
*Huron Consulting Group, Inc. 14,164 2,329,128
Hyster-Yale, Inc. 9,866 354,584
ICF International, Inc. 14,984 1,202,916
IDEX Corp. 46,194 7,920,423
Ingersoll Rand, Inc. 232,240 17,726,879
Insteel Industries, Inc. 15,459 482,939
Interface, Inc. 27,545 685,871
ITT, Inc. 58,376 10,803,646
Jacobs Solutions, Inc. 98,248 15,308,021
*Janus International Group, Inc. 25,484 244,646
JB Hunt Transport Services, Inc. 84,194 14,216,999
JBT Marel Corp. 11,144 1,405,258
#*JetBlue Airways Corp. 79,942 335,756
Johnson Controls International
PLC 328,417 37,567,621
#Kadant, Inc. 9,386 2,596,731
KBR, Inc. 99,443 4,260,138
#Kennametal, Inc. 69,929 1,534,942
Shares Value†
INDUSTRIALS — (Continued)
Kforce, Inc. 3,851 $ 97,430
*Kirby Corp. 42,968 4,446,329
Knight-Swift Transportation
Holdings, Inc. 126,065 5,688,053
Korn Ferry 42,145 2,726,782
*Kratos Defense & Security
Solutions, Inc. 80,594 7,301,816
L3Harris Technologies, Inc. 108,155 31,267,611
Landstar System, Inc. 26,436 3,395,175
Leidos Holdings, Inc. 101,207 19,276,897
Leonardo DRS, Inc. 90,576 3,311,459
*Limbach Holdings, Inc. 26 2,456
Lindsay Corp. 9,003 1,001,494
#*Liquidity Services, Inc. 10,331 247,324
LSI Industries, Inc. 15,841 362,601
ManpowerGroup, Inc. 12,870 394,594
Marten Transport, Ltd. 64,900 665,225
*MasTec, Inc. 58,342 11,911,103
*Masterbrand, Inc. 101,993 1,288,172
Matson, Inc. 26,470 2,672,147
Maximus, Inc. 48,396 4,022,676
McGrath RentCorp 19,600 2,105,824
#*Mercury Systems, Inc. 4,409 341,301
*Middleby Corp. (The) 41,957 5,212,318
Miller Industries, Inc. 9,872 396,262
MillerKnoll, Inc. 38,503 601,417
*Montrose Environmental Group,
Inc. 114 2,950
Moog, Inc., Class A 22,728 4,655,831
*MRC Global, Inc. 65,234 910,014
#MSA Safety, Inc. 29,466 4,627,046
MSC Industrial Direct Co., Inc. 47,368 4,022,017
Mueller Industries, Inc. 89,314 9,455,673
Mueller Water Products, Inc.,
Class A 126,603 3,248,633
*MYR Group, Inc. 11,202 2,438,675
National Presto Industries, Inc. 1,741 186,235
*NEXTracker, Inc., Class A 117,383 11,881,507
Nordson Corp. 44,377 10,293,245
Norfolk Southern Corp. 165,911 47,015,859
Northrop Grumman Corp. 104,412 60,919,181
*NPK International, Inc. 71,379 877,962
nVent Electric PLC 93,042 10,639,353
*NWPX Infrastructure, Inc. 5,286 318,006
*OPENLANE, Inc. 78,969 2,086,361
Oshkosh Corp. 52,716 6,499,356
Owens Corning 69,446 8,841,170
PACCAR, Inc. 371,990 36,603,816
*PAMT Corp. 21,720 218,720
Park Aerospace Corp. 9,330 178,763
Parker-Hannifin Corp. 26,584 20,544,913
#*Parsons Corp. 84,188 6,999,390
#Paycom Software, Inc. 2,014 376,799
*Paylocity Holding Corp. 1,007 142,259
Pentair PLC 121,930 12,967,256
*Perma-Pipe International
Holdings, Inc. 8,687 240,804
#Powell Industries, Inc. 8,967 3,437,858
Preformed Line Products Co. 2,125 450,734

98
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Primoris Services Corp. 44,240 $ 6,260,845
*Proto Labs, Inc. 9,419 468,689
Quad/Graphics, Inc. 8,122 44,752
Quanex Building Products Corp. 26,212 372,473
Quanta Services, Inc. 44,943 20,185,250
*Radiant Logistics, Inc. 42,044 254,366
*RBC Bearings, Inc. 16,457 7,052,318
*RCM Technologies, Inc. 3,924 90,644
#Regal Rexnord Corp. 51,233 7,218,217
Republic Services, Inc. 13,677 2,848,098
*Resideo Technologies, Inc. 133,429 5,710,761
REV Group, Inc. 26,789 1,373,472
Robert Half, Inc. 72,601 1,901,420
RTX Corp. 667,823 119,206,406
Rush Enterprises, Inc., Class A 27,067 1,337,380
Rush Enterprises, Inc., Class B 33,461 1,755,699
*RXO, Inc. 832 14,751
Ryder System, Inc. 32,793 5,549,559
*Saia, Inc. 20,646 6,038,955
#Schneider National, Inc., Class B 75,489 1,613,200
Science Applications International
Corp. 36,230 3,395,113
Sensata Technologies Holding
PLC 32,137 1,022,921
*Shoals Technologies Group, Inc.,
Class A 65,470 688,090
*SIFCO Industries, Inc. 4,527 33,273
Simpson Manufacturing Co., Inc. 32,415 5,721,248
#*SiteOne Landscape Supply,
Inc. 34,175 4,434,890
*SkyWest, Inc. 32,823 3,298,055
Snap-on, Inc. 41,064 13,779,025
#Southwest Airlines Co. 380,440 11,527,332
*SPX Technologies, Inc. 36,402 8,150,044
SS&C Technologies Holdings,
Inc. 193,909 16,466,752
Standex International Corp. 9,706 2,263,730
#Stanley Black & Decker, Inc. 96,026 6,502,881
Steelcase, Inc., Class A 78,839 1,258,270
*Sun Country Airlines Holdings,
Inc. 5,894 72,378
*TaskUS, Inc., Class A 3,653 48,731
#Tecnoglass, Inc. 33,364 1,989,495
Tennant Co. 15,142 1,211,360
Terex Corp. 49,764 2,290,139
Tetra Tech, Inc. 133,513 4,269,746
Textron, Inc. 118,250 9,555,783
*Thermon Group Holdings, Inc. 26,453 759,995
*TIC Solutions, Inc. 55,236 670,013
Timken Co. (The) 57,052 4,479,153
*Titan International, Inc. 18,000 135,900
*Titan Machinery, Inc. 22,670 371,788
Toro Co. (The) 82,072 6,133,241
TransUnion 153,337 12,447,898
*Trex Co., Inc. 12,342 596,365
Trinity Industries, Inc. 66,368 1,816,492
#*TTEC Holdings, Inc. 21,925 76,518
Twin Disc, Inc. 6,900 108,054
UFP Industries, Inc. 47,380 4,365,119
Shares Value†
INDUSTRIALS — (Continued)
*U-Haul Holding Co. 481 $ 25,570
U-Haul Holding Co. 128,407 6,226,455
*Ultralife Corp. 3,309 23,262
UniFirst Corp. 11,951 1,844,637
*United Airlines Holdings, Inc. 286,870 26,977,255
United Parcel Service, Inc., Class
B 499,865 48,196,983
United Rentals, Inc. 26,835 23,378,115
#Universal Logistics Holdings,
Inc. 3,032 49,058
#*Upwork, Inc. 96,376 1,536,233
*V2X, Inc. 20,160 1,150,934
Valmont Industries, Inc. 15,442 6,384,186
Vestis Corp. 4,896 25,704
*Vicor Corp. 19,634 1,781,393
#Virco Mfg. Corp. 12,601 92,239
#VSE Corp. 14,951 2,701,347
Wabash National Corp. 28,779 230,808
#Watsco, Inc. 12,966 4,771,618
Watts Water Technologies, Inc.,
Class A 21,122 5,757,857
Werner Enterprises, Inc. 55,518 1,454,572
WESCO International, Inc. 39,323 10,205,498
Westinghouse Air Brake
Technologies Corp. 101,042 20,657,026
Willis Lease Finance Corp. 5,465 701,597
#WillScot Holdings Corp. 132,652 2,885,181
Woodward, Inc. 25,461 6,673,583
Worthington Enterprises, Inc. 24,410 1,369,157
Xylem, Inc. 143,742 21,683,481
Zurn Elkay Water Solutions Corp. 131,134 6,177,723
TOTAL INDUSTRIALS 1,885,753,400
INFORMATION TECHNOLOGY — (12.6%)
A10 Networks, Inc. 40,429 721,253
Accenture PLC, Class A 109,842 27,471,484
*ACI Worldwide, Inc. 85,048 4,050,836
Adeia, Inc. 75,724 1,290,337
Advanced Energy Industries, Inc. 22,573 4,576,224
*Advanced Micro Devices, Inc. 567,706 145,400,861
*Akamai Technologies, Inc. 106,322 7,984,782
*Alarm.com Holdings, Inc. 34,643 1,705,128
#*Allegro MicroSystems, Inc. 977 29,232
*Alpha & Omega Semiconductor,
Ltd. 16,604 465,908
Amdocs, Ltd. 89,148 7,511,610
Amkor Technology, Inc. 103,507 3,341,206
Analog Devices, Inc. 224,306 52,516,764
*Arrow Electronics, Inc. 41,793 4,662,009
*ASGN, Inc. 35,360 1,582,714
*AstroNova, Inc. 6,285 57,068
#*Aurora Innovation, Inc. 295 1,546
#Avnet, Inc. 67,939 3,291,645
*Aware, Inc. 14,326 31,660
*Axcelis Technologies, Inc. 9,646 767,436
Bel Fuse, Inc., Class A 3,574 488,673
#Bel Fuse, Inc., Class B 6,606 1,017,258
Belden, Inc. 32,300 3,935,755
Benchmark Electronics, Inc. 29,427 1,289,491

99
Dimensional US Marketwide Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Blackbaud, Inc. 3,072 $ 196,731
#*CCC Intelligent Solutions
Holdings, Inc. 502,640 4,383,021
*Cerence, Inc. 15,092 161,937
*Ciena Corp. 96,250 18,279,800
#*Cipher Mining, Inc. 25,974 484,415
*Cirrus Logic, Inc. 41,933 5,562,412
Cisco Systems, Inc. 3,056,958 223,494,199
#*Cleanspark, Inc. 186 3,311
Climb Global Solutions, Inc. 263 29,214
Cognex Corp. 83,874 3,471,545
Cognizant Technology Solutions
Corp., Class A 432,197 31,498,517
*Coherent Corp. 101,120 13,343,795
*Cohu, Inc. 20,234 481,367
Corning, Inc. 592,967 52,821,500
#Crane NXT Co. 46,814 2,960,986
CSP, Inc. 4,507 60,123
CTS Corp. 23,767 986,568
*Daktronics, Inc. 22,131 415,842
*Diebold Nixdorf, Inc. 14,329 847,560
*Digi International, Inc. 29,519 1,082,757
*Diodes, Inc. 43,344 2,312,836
Dolby Laboratories, Inc., Class A 45,446 3,013,979
*DXC Technology Co. 125,860 1,787,212
*Dynatrace, Inc. 38,854 1,964,847
#Entegris, Inc. 73,609 6,740,376
*EPAM Systems, Inc. 39,376 6,439,551
ePlus, Inc. 21,125 1,545,505
*F5, Inc. 50,727 12,836,467
*Fabrinet 18,635 8,210,022
*First Solar, Inc. 68,876 18,385,759
#*Five9, Inc. 3,940 95,663
*Flex, Ltd. 303,594 18,980,697
*FormFactor, Inc. 10,326 567,414
#*Frequency Electronics, Inc. 7,390 271,361
#*GLOBALFOUNDRIES, Inc. 137,214 4,884,818
#*GSI Technology, Inc. 2,491 22,643
Hackett Group, Inc. (The) 6,652 120,468
*Harmonic, Inc. 38,453 411,447
Hewlett Packard Enterprise Co. 854,608 20,869,527
*Hut 8 Corp., Class U 56 2,837
#*I3 Verticals, Inc., Class A 4,116 126,567
*Insight Enterprises, Inc. 25,582 2,558,200
*Intel Corp. 1,725,033 68,984,070
#InterDigital, Inc. 14,446 5,228,874
*IPG Photonics Corp. 10,520 895,462
*Itron, Inc. 35,932 3,605,058
*Key Tronic Corp. 15,978 56,882
*Keysight Technologies, Inc. 121,620 22,251,595
*Kimball Electronics, Inc. 19,417 564,549
*Knowles Corp. 61,492 1,451,826
Kulicke & Soffa Industries, Inc. 24,372 973,174
*Kyndryl Holdings, Inc. 24,613 711,808
Littelfuse, Inc. 19,285 4,692,233
*LiveRamp Holdings, Inc. 6,598 180,389
Marvell Technology, Inc. 390,249 36,581,941
*MaxLinear, Inc. 184 2,788
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Methode Electronics, Inc. 5,498 $ 37,002
Microchip Technology, Inc. 79,863 4,985,048
Micron Technology, Inc. 869,490 194,565,777
#*Mirion Technologies, Inc. 174,286 5,118,780
*Mitek Systems, Inc. 35,317 325,270
MKS, Inc. 15,320 2,201,637
*MongoDB, Inc. 35,626 12,818,947
*NCR Voyix Corp. 98,465 1,123,486
*NETGEAR, Inc. 2,872 99,716
*NetScout Systems, Inc. 29,693 825,465
*Novanta, Inc. 36 4,572
NXP Semiconductors NV 78,210 16,355,275
*Okta, Inc. 91,003 8,329,505
*ON Semiconductor Corp. 92,257 4,620,231
OneSpan, Inc. 3,839 43,765
*Onto Innovation, Inc. 20,897 2,820,259
*Optical Cable Corp. 10,474 82,430
#*OSI Systems, Inc. 16,336 4,548,923
PC Connection, Inc. 20,670 1,260,250
#*Penguin Solutions, Inc. 35,987 801,431
*Photronics, Inc. 49,931 1,193,351
*Plexus Corp. 21,707 3,036,809
#Power Integrations, Inc. 10,036 420,408
*Progress Software Corp. 29,862 1,273,316
*Qorvo, Inc. 59,755 5,671,945
QUALCOMM, Inc. 225,122 40,724,570
Ralliant Corp. 80,857 3,551,239
*Rambus, Inc. 30,452 3,131,684
Richardson Electronics, Ltd. 6,110 65,866
Roper Technologies, Inc. 53,881 24,039,008
Salesforce, Inc. 455,413 118,594,099
*Sandisk Corp. 68,021 13,558,626
*Sanmina Corp. 43,092 5,905,759
Sapiens International Corp. NV 533 22,946
*ScanSource, Inc. 20,556 881,955
*SentinelOne, Inc., Class A 42,205 753,359
*Silicon Laboratories, Inc. 5,055 662,609
Skyworks Solutions, Inc. 100,443 7,806,430
*Sprinklr, Inc., Class A 96,547 745,343
*Stratasys, Ltd. 379 4,025
#*Super Micro Computer, Inc. 110,160 5,723,914
*Synaptics, Inc. 16,970 1,203,852
TD SYNNEX Corp. 54,041 8,456,876
TE Connectivity PLC 224,298 55,403,849
*Teledyne Technologies, Inc. 25,682 13,529,791
Teradyne, Inc. 97,011 17,632,719
*Trimble, Inc. 125,069 9,974,253
*TTM Technologies, Inc. 81,315 5,464,368
*Twilio, Inc., Class A 99,047 13,359,459
*Tyler Technologies, Inc. 2,787 1,327,337
*Ultra Clean Holdings, Inc. 35,133 962,996
#*Unity Software, Inc. 164,037 6,217,002
Universal Display Corp. 249 36,673
*Veeco Instruments, Inc. 17,682 508,358
*Verint Systems, Inc. 16,813 340,968
*Viasat, Inc. 17,479 696,014
#*Viavi Solutions, Inc. 151,309 2,678,169
#Vishay Intertechnology, Inc. 100,841 1,712,280

100
Dimensional US Marketwide Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Vishay Precision Group, Inc. 9,951 $ 372,764
Vontier Corp. 112,835 4,344,148
Western Digital Corp. 177,914 26,724,462
*Workday, Inc., Class A 4,615 1,107,231
*Zebra Technologies Corp. 37,078 9,983,252
*Zoom Communications, Inc. 133,788 11,670,327
TOTAL INFORMATION
TECHNOLOGY 1,585,527,503
MATERIALS — (6.1%)
AdvanSix, Inc. 15,639 290,729
#Air Products and Chemicals, Inc. 155,453 37,711,343
#Albemarle Corp. 75,230 7,389,843
Alcoa Corp. 200,950 7,392,950
*Alpha Metallurgical Resources,
Inc. 8,544 1,480,333
Amcor PLC 1,328,206 10,492,827
AptarGroup, Inc. 52,190 6,054,562
*Ascent Industries Co. 1,028 12,500
Ashland, Inc. 23,347 1,141,668
Avery Dennison Corp. 42,892 7,501,382
Avient Corp. 78,739 2,525,160
*Axalta Coating Systems, Ltd. 167,241 4,761,351
Balchem Corp. 6,912 1,060,232
Ball Corp. 204,882 9,629,454
Cabot Corp. 42,279 2,852,987
Caledonia Mining Corp. PLC 16 450
Celanese Corp. 7,522 289,146
*Century Aluminum Co. 61,242 1,813,988
CF Industries Holdings, Inc. 175,461 14,614,147
#Chemours Co. (The) 539 7,217
*Clearwater Paper Corp. 895 15,797
*Coeur Mining, Inc. 311,012 5,340,076
Commercial Metals Co. 91,192 5,413,157
*Compass Minerals International,
Inc. 88 1,526
*Core Molding Technologies, Inc. 9,557 171,166
Corteva, Inc. 352,109 21,633,577
CRH PLC 438,258 52,196,528
Crown Holdings, Inc. 103,253 10,034,127
Dow, Inc. 433,539 10,339,905
DuPont de Nemours, Inc. 213,722 17,450,401
Eagle Materials, Inc. 25,490 5,412,037
Eastman Chemical Co. 94,528 5,626,307
*Ecovyst, Inc. 59,251 485,266
Element Solutions, Inc. 198,767 5,311,054
Ferroglobe PLC 22,898 111,055
#*Flotek Industries, Inc. 208 3,600
Fortitude Gold Corp. 14,303 61,360
Freeport-McMoRan, Inc. 1,200,767 50,071,984
Friedman Industries, Inc. 3,048 64,740
#Graphic Packaging Holding Co. 229,654 3,672,167
Greif, Inc., Class A 23,143 1,316,605
Greif, Inc., Class B 400 23,580
#Hawkins, Inc. 9,621 1,364,739
HB Fuller Co. 53,292 3,057,362
Hecla Mining Co. 477,699 6,147,986
Huntsman Corp. 9,542 79,008
#*Ingevity Corp. 9,844 528,820
Shares Value†
MATERIALS — (Continued)
Innospec, Inc. 19,667 $ 1,447,098
International Flavors &
Fragrances, Inc. 125,939 7,930,379
#International Paper Co. 259,589 10,030,519
*Intrepid Potash, Inc. 1,693 45,085
Kaiser Aluminum Corp. 21,755 1,969,480
*Knife River Corp. 44,941 2,717,133
Koppers Holdings, Inc. 2,245 63,354
Linde PLC 336,134 140,604,852
Louisiana-Pacific Corp. 56,005 4,878,596
*LSB Industries, Inc. 23,056 194,362
LyondellBasell Industries NV,
Class A 172,346 8,000,301
*Magnera Corp. 16,963 154,194
Martin Marietta Materials, Inc. 34,853 21,368,374
Materion Corp. 16,473 1,888,300
Mercer International, Inc. 4,085 8,579
*Metallus, Inc. 23,022 404,957
Minerals Technologies, Inc. 25,739 1,460,688
Mosaic Co. (The) 193,500 5,311,575
NewMarket Corp. 7,100 5,452,090
Newmont Corp. 840,805 68,079,981
Northern Technologies
International Corp. 6,070 45,100
Nucor Corp. 136,382 20,464,119
*O-I Glass, Inc. 99,498 1,123,332
Olin Corp. 99,217 2,053,792
Olympic Steel, Inc. 9,959 368,483
Packaging Corp. of America 74,048 14,495,636
*Perimeter Solutions, Inc. 29,964 704,454
PPG Industries, Inc. 166,804 16,305,091
#Quaker Chemical Corp. 1,286 178,613
*Ramaco Resources, Inc., Class
A 330 10,019
Ramaco Resources, Inc., Class B 12 176
*Rayonier Advanced Materials,
Inc. 33,663 233,958
Reliance, Inc. 33,771 9,537,944
Royal Gold, Inc. 51,733 9,042,411
RPM International, Inc. 98,759 10,792,384
Ryerson Holding Corp. 22,975 506,828
Sealed Air Corp. 82,143 2,752,612
Sensient Technologies Corp. 33,945 3,200,674
Silgan Holdings, Inc. 83,327 3,218,089
Smurfit WestRock PLC 330,593 12,205,494
Sonoco Products Co. 76,106 3,087,620
Steel Dynamics, Inc. 110,060 17,257,408
SunCoke Energy, Inc. 67,414 539,986
Sylvamo Corp. 35,959 1,459,935
TriMas Corp. 21,376 759,489
Tronox Holdings PLC 107,924 377,734
United States Lime & Minerals,
Inc. 18,827 2,206,901
Vulcan Materials Co. 93,352 27,025,404
Warrior Met Coal, Inc. 12,654 858,447
#Westlake Corp. 45,827 3,153,356
Worthington Steel, Inc. 17,080 546,389
TOTAL MATERIALS 769,477,974

101
Dimensional US Marketwide Value ETF
continued
Shares Value†
REAL ESTATE — (0.6%)
*Anywhere Real Estate, Inc. 757 $ 7,608
*CBRE Group, Inc., Class A 214,303 32,666,206
*CoStar Group, Inc. 200,756 13,814,020
*Cushman & Wakefield PLC 185,175 2,907,248
*Forestar Group, Inc. 24,965 649,340
*Howard Hughes Holdings, Inc. 33,819 2,681,170
*Jones Lang LaSalle, Inc. 31,535 9,621,013
Marcus & Millichap, Inc. 19,988 583,850
Newmark Group, Inc., Class A 117,414 2,093,492
#*Seaport Entertainment Group,
Inc. 8,435 203,030
St. Joe Co. (The) 43,203 2,453,066
#*Stratus Properties, Inc. 2,821 53,007
*Zillow Group, Inc., Class A 30,976 2,215,713
*Zillow Group, Inc., Class C 93,804 7,033,424
TOTAL REAL ESTATE 76,982,187
UTILITIES — (0.1%)
Genie Energy, Ltd., Class B 1,834 27,602
*Hallador Energy Co. 19,493 421,634
#MDU Resources Group, Inc. 167,314 3,209,082
New Jersey Resources Corp. 80,718 3,575,807
Shares Value†
UTILITIES — (Continued)
NRG Energy, Inc. 230 $ 39,528
Ormat Technologies, Inc. 48,928 5,204,471
TOTAL UTILITIES 12,478,124
TOTAL COMMON STOCKS 12,275,052,464
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 22,587 67,761
HEALTH CARE — (0.0%)
*OmniAb, Inc.- Vesting 12.5 423 –
*OmniAb, Inc.- Vesting 15 423 –
TOTAL HEALTH CARE –
TOTAL RIGHTS/WARRANTS 67,761
TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $8,523,836,090) 12,275,120,225
SECURITIES LENDING COLLATERAL — (2.4%)
@§The DFA Short Term
Investment Fund 26,561,931 307,241,854
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,831,077,944) $ 12,582,362,079
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 765,665,481 $ — $ — $ 765,665,481
Consumer Discretionary ................ 668,108,046 — — 668,108,046
Consumer Staples .................... 431,184,541 — — 431,184,541
Energy ............................. 1,299,289,103 — — 1,299,289,103
Financials ........................... 2,930,609,670 24,814 — 2,930,634,484
Health Care ......................... 1,849,951,621 — — 1,849,951,621
Industrials ........................... 1,885,753,400 — — 1,885,753,400
Information Technology ................ 1,585,527,503 — — 1,585,527,503
Materials ........................... 769,477,974 — — 769,477,974
Real Estate .......................... 76,982,187 — — 76,982,187
Utilities ............................. 12,478,124 — — 12,478,124
Rights/Warrants
Consumer Discretionary ................ 67,761 — — 67,761
Health Care ......................... — — — —
Securities Lending Collateral .............. — 307,241,854 — 307,241,854
Total Investments ....................... $12,275,095,411 $307,266,668 $— $12,582,362,079
See accompanying Notes to Financial Statements.

102
Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value †
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.5%)
Ampol , Ltd. 167,348 $ 3,363,327
Ansell, Ltd. 19,586 468,131
ANZ Group Holdings, Ltd. 2,888,998 69,315,677
Aurizon Holdings, Ltd. 5,639,923 12,664,194
Bank of Queensland, Ltd. 39,432 177,086
Bendigo & Adelaide Bank, Ltd. 797,506 6,604,421
#BlueScope Steel, Ltd. 1,699,385 25,476,368
Challenger, Ltd. 869,813 5,301,342
Cleanaway Waste
Management, Ltd. 4,472,917 7,466,916
Dyno Nobel, Ltd. 2,113,097 4,454,362
#Endeavour Group, Ltd. 2,151,280 5,154,520
Evolution Mining, Ltd. 4,842,629 34,428,752
Fortescue, Ltd. 2,081,538 29,011,505
Harvey Norman Holdings, Ltd. 2,445,450 11,574,636
National Australia Bank, Ltd. 3,652,209 104,292,129
Northern Star Resources, Ltd. 1,098,225 17,693,477
Orica, Ltd. 1,782,895 25,969,646
Origin Energy, Ltd., Class B 3,129,749 25,098,967
Perseus Mining, Ltd. 283,195 902,869
QBE Insurance Group, Ltd. 2,595,975 33,717,272
#Ramsay Health Care, Ltd. 59,899 1,258,737
Rio Tinto, Ltd. 648,379 56,398,315
* Sandfire Resources, Ltd. 206,923 2,199,911
Santos, Ltd. 10,476,594 43,277,257
Sonic Healthcare, Ltd. 1,662,301 23,026,906
South32, Ltd. 6,312,719 13,100,443
Suncorp Group, Ltd. 2,257,904 29,001,117
TPG Telecom, Ltd. 516,133 1,868,517
#Treasury Wine Estates, Ltd.,
Class B 413,547 1,621,668
Westpac Banking Corp. 4,610,930 116,938,737
Whitehaven Coal, Ltd. 1,114,194 5,251,744
Woodside Energy Group, Ltd. 3,595,979 58,382,015
Worley, Ltd. 547,017 5,120,909
# Yancoal Australia, Ltd. 1,948,039 7,103,348
TOTAL AUSTRALIA 787,685,221
AUSTRIA — (0.2%)
Erste Group Bank AG 134,501 13,932,900
OMV AG 279,416 15,305,960
TOTAL AUSTRIA 29,238,860
BELGIUM — (0.8%)
Ageas SA/NV, Class B 402,683 26,678,214
Anheuser-Busch InBev SA/NV 731,220 44,646,281
Anheuser-Busch InBev SA/NV,
Sponsored ADR 640 38,976
KBC Group NV 365,489 43,977,641
Solvay SA, Class A 8,239 253,522
Syensqo SA 54,111 4,474,275
TOTAL BELGIUM 120,068,909
CANADA — (11.1%)
Agnico Eagle Mines, Ltd. 128,503 20,664,567
Shares Value †
CANADA — (Continued)
AltaGas , Ltd. 340,965 $ 10,018,577
ARC Resources, Ltd. 1,237,871 22,855,314
Bank of Montreal 539,039 67,028,345
Bank of Montreal, ADR 542,326 67,346,043
Bank of Nova Scotia (The) 488,135 32,047,631
Bank of Nova Scotia (The),
ADR 1,244,794 81,658,486
Barrick Mining Corp. 40,316 1,324,732
Barrick Mining Corp. 4,291,061 140,746,801
Brookfield Wealth Solutions,
Ltd. 3,099 142,771
Brookfield Wealth Solutions,
Ltd. 5,013 231,375
Canadian Imperial Bank of
Commerce 1,058,555 87,795,508
#Canadian Imperial Bank of
Commerce, ADR 818,644 67,841,028
Canadian Pacific Kansas City,
Ltd. 104,823 7,550,787
Canadian Pacific Kansas City,
Ltd., Class A 158,057 11,372,201
Canadian Tire Corp., Ltd.,
Class A 78,353 8,994,812
#Cenovus Energy, Inc. 4,001,840 67,711,133
#Cenovus Energy, Inc. 79,629 1,346,899
Empire Co., Ltd., Class A 342,396 11,644,128
Endeavour Mining PLC 108,554 4,353,316
Fairfax Financial Holdings, Ltd. 55,835 90,740,692
*First Quantum Minerals, Ltd. 721,745 14,999,975
iA Financial Corp., Inc. 246,016 29,069,271
Kinross Gold Corp. 1,185,042 27,540,376
Kinross Gold Corp. 70,734 1,646,749
Lundin Mining Corp.,
Registered 2,072,964 33,376,917
Magna International, Inc. 636,425 30,045,624
#Magna International, Inc. 84,411 3,991,773
Manulife Financial Corp. 630,920 20,438,539
Manulife Financial Corp., ADR 1,628,393 52,711,081
*MEG Energy Corp. 455,514 9,648,971
Nutrien , Ltd. 341,282 18,606,525
# Nutrien , Ltd. 1,288,779 70,174,017
Pan American Silver Corp. 712,527 25,088,076
Pembina Pipeline Corp. 598,537 22,665,934
Pembina Pipeline Corp. 201,745 7,632,013
Rogers Communications, Inc.,
Class B 9,163 358,960
Saputo, Inc. 189,913 4,593,478
Suncor Energy, Inc. 427,108 17,024,574
Suncor Energy, Inc. 2,270,562 90,391,073
Teck Resources, Ltd., Class A 363 15,635
Teck Resources, Ltd., Class B 1,062 45,606
Teck Resources, Ltd., Class B 1,101,681 47,284,148
Toronto-Dominion Bank (The) 363,133 29,845,767
#Toronto-Dominion Bank
(The), ADR 1,676,133 137,660,803

103
Dimensional International Value ETF
continued
Shares Value †
CANADA — (Continued)
#Tourmaline Oil Corp. 1,582,985 $ 69,695,853
West Fraser Timber Co., Ltd. 67,425 4,119,174
Whitecap Resources, Inc. 1,638,794 12,210,691
TOTAL CANADA 1,584,296,749
DENMARK — (2.1%)
#AP Moller - Maersk A/S,
Class A 3,737 7,717,124
AP Moller - Maersk A/S, Class
B 9,800 20,230,000
#Carlsberg A/S, Class B 191,409 22,532,803
# Coloplast A/S, Class B 242,070 21,911,291
Danske Bank A/S 838,831 37,510,153
#* Demant A/S 224,238 7,465,877
#DSV A/S 314,380 66,816,471
* Genmab A/S 81,841 23,251,039
#* Genmab A/S, Class S, ADR 9,780 279,806
H Lundbeck A/S, Class A 260,514 1,899,831
Novonesis Novozymes B,
Class B 687,645 41,155,280
Pandora A/S 98,417 13,198,227
ROCKWOOL A/S, Class A 4,960 170,009
ROCKWOOL A/S, Class B 196,684 6,746,092
# Tryg A/S 490,875 12,117,185
Vestas Wind Systems A/S 653,712 13,332,813
TOTAL DENMARK 296,334,001
FINLAND — (0.8%)
# Fortum OYJ 330,307 7,373,196
Nokia OYJ 10,886,267 73,680,828
#Nokia OYJ, Sponsored ADR 1,499,992 10,364,945
Nordea Bank Abp 164,678 2,815,910
UPM- Kymmene OYJ 478,321 12,852,393
TOTAL FINLAND 107,087,272
FRANCE — (8.6%)
*Alstom SA 350,652 8,762,253
ΩAmundi SA 53,803 3,992,997
AXA SA 53,618 2,328,769
BNP Paribas SA 1,100,175 85,154,358
Bollore SE, Class A 64,430 359,184
Bouygues SA 1,045,436 47,215,963
Capgemini SE 76,062 11,720,080
Carrefour SA 1,814,069 27,324,100
Cie de Saint-Gobain SA 1,237,797 120,093,739
Cie Generale des
Etablissements Michelin SCA 2,208,154 70,572,235
Credit Agricole SA 680,005 12,275,252
Eiffage SA, Class P 248,463 30,599,033
Engie SA 5,723,373 134,100,268
Ipsen SA 9,865 1,386,839
Kering SA, Class A 8,326 2,948,311
Louis Hachette Group 354,724 610,245
Orange SA 6,534,033 104,337,888
Pernod Ricard SA 226,123 22,173,835
Publicis Groupe SA 247,671 24,812,838
Renault SA 637,635 24,801,823
Rexel SA 477,043 16,518,109
Sanofi SA 801,199 81,007,655
Sanofi SA, Sponsored ADR 218 11,026
Shares Value †
FRANCE — (Continued)
Societe Generale SA 2,049,811 $ 129,792,972
STMicroelectronics NV
Sponsored 556,365 13,614,251
TotalEnergies SE 3,969,024 247,147,790
Vinci SA 5,974 799,154
Vivendi SE 189,943 684,444
TOTAL FRANCE 1,225,145,411
GERMANY — (8.3%)
* Aumovio SE 229,644 9,886,567
#BASF SE 3,311,885 163,568,282
Bayer AG, Registered 2,511,620 78,125,761
# Bayerische Motoren Werke
AG 491,039 45,748,694
# Brenntag SE 20,123 1,118,332
#Commerzbank AG 1,191,161 43,321,195
Continental AG 459,288 34,711,655
* Covestro AG 303,162 21,204,544
#Daimler Truck Holding AG 1,960,292 78,533,859
Deutsche Bank AG,
Registered 2,698,819 96,346,343
#*Deutsche Bank AG,
Registered Sponsored 1,251,615 44,770,268
Deutsche Lufthansa AG,
Registered 177,849 1,558,847
Deutsche Post AG 1,811,968 83,236,757
Deutsche Telekom AG 602,893 18,711,672
ΩDWS Group GmbH & Co.
KGaA 29,802 1,907,342
E.ON SE 5,473,911 101,972,442
Fresenius Medical Care AG 386,188 20,753,593
Fresenius Medical Care AG,
Sponsored ADR 1,410 37,844
Fresenius SE & Co. KGaA 496,076 28,640,030
Ω#Hapag-Lloyd AG 30,586 4,398,679
Heidelberg Materials AG 543,420 127,387,583
Henkel AG & Co. KGaA 198,474 14,832,862
Infineon Technologies AG 678,679 26,883,960
Mercedes-Benz Group AG 1,007,023 65,333,290
#Merck KGaA 87,027 11,395,675
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen ,
Class R 11,337 7,018,891
RWE AG 710,153 34,966,675
Talanx AG 85,828 10,451,124
Volkswagen AG, Registered,
Class R 39,183 4,131,310
TOTAL GERMANY 1,180,954,076
HONG KONG — (1.4%)
BOC Hong Kong Holdings, Ltd. 6,299,000 30,943,082
ΩBudweiser Brewing Co.
APAC, Ltd. 3,680,800 3,731,853
Cathay Pacific Airways, Ltd. 5,421,727 7,722,204
CK Asset Holdings, Ltd. 2,062,462 10,200,592
CK Hutchison Holdings, Ltd. 5,982,848 39,643,431
CK Infrastructure Holdings,
Ltd. 476,000 3,095,880
Ω*FIT Hon Teng , Ltd. 1,154,000 865,626

104
Dimensional International Value ETF
continued
Shares Value †
HONG KONG — (Continued)
Galaxy Entertainment Group,
Ltd. 2,773,000 $ 13,814,693
Hang Lung Properties, Ltd. 192,469 214,207
Hang Seng Bank, Ltd. 61,000 1,189,830
#Henderson Land
Development Co., Ltd. 1,933,730 6,787,287
HKT Trust & HKT, Ltd., Class
SS 1,391,000 2,027,744
Hong Kong & China Gas Co.,
Ltd. 3,968,000 3,691,187
#MTR Corp., Ltd. 2,347,711 8,608,858
Sun Hung Kai Properties, Ltd. 1,646,934 20,014,013
#Swire Pacific, Ltd., Class A 1,218,000 10,060,935
Swire Pacific, Ltd., Class B 1,705,000 2,527,161
ΩWH Group, Ltd. 34,234,620 32,859,456
#Xinyi Glass Holdings, Ltd. 3,084,148 3,607,075
TOTAL HONG KONG 201,605,114
IRELAND — (0.3%)
AIB Group PLC 952,273 8,776,431
Bank of Ireland Group PLC 2,327,380 38,104,669
Smurfit WestRock PLC 1,706 61,550
TOTAL IRELAND 46,942,650
ISRAEL — (1.0%)
Ashtrom Group, Ltd. 14,267 326,622
Bank Hapoalim BM 1,387,326 28,264,923
Bank Leumi Le-Israel BM,
Class IS 1,811,604 36,925,725
Clal Insurance Enterprises
Holdings, Ltd., Registered 219,013 12,255,629
Delek Group, Ltd. 44,669 11,755,434
* Equital , Ltd. 9,082 434,815
Harel Insurance Investments &
Financial Services, Ltd. 166,524 5,833,611
ICL Group, Ltd. 422,414 2,776,546
Isracard , Ltd. 1 4
Israel Discount Bank, Ltd.,
Class A 3,203,039 32,126,849
Kenon Holdings, Ltd. 2,205 115,189
# Migdal Insurance & Financial
Holdings, Ltd. 1,339,075 4,814,448
Phoenix Financial, Ltd. 80,347 3,101,095
* Shikun & Binui , Ltd. 85,086 474,559
TOTAL ISRAEL 139,205,449
ITALY — (2.8%)
#Banca Monte dei Paschi di
Siena SpA 988,726 8,654,776
Banco BPM SpA , Class R 3,924,919 57,102,498
BPER Banca SPA 4,072,124 48,669,026
Eni SpA , Class B 6,365,762 117,146,479
Eni SpA , Sponsored ADR 62 2,287
Intesa Sanpaolo SpA 1,667,447 10,731,399
# Stellantis NV 2,574,671 26,085,483
# Stellantis NV, ADR 447,395 4,536,585
*Telecom Italia SpA 8,680,638 5,121,817
*Telecom Italia SpA 2,772,025 1,843,537
Tenaris SA 486,310 9,702,064
# Tenaris SA, Sponsored ADR 192,755 7,671,649
UniCredit SpA 1,187,484 87,759,234
Shares Value †
ITALY — (Continued)
Unipol Assicurazioni SpA 380,225 $ 8,322,908
TOTAL ITALY 393,349,742
JAPAN — (21.4%)
#AGC, Inc. 679,131 21,248,330
Air Water, Inc. 596,748 8,347,616
Aisin Corp. 1,886,000 33,966,486
Alfresa Holdings Corp. 184,501 2,606,643
ALSOK Co., Ltd. 46,600 318,673
Amada Co., Ltd. 1,223,792 14,640,542
Asahi Group Holdings, Ltd. 4,408,400 47,530,767
Asahi Kasei Corp. 4,393,300 33,722,224
Bridgestone Corp. 817,700 35,902,261
Brother Industries, Ltd. 773,100 13,195,719
Canon Marketing Japan, Inc. 67,300 2,806,806
Chiba Bank, Ltd. (The) 562,400 5,496,045
Coca-Cola Bottlers Japan
Holdings, Inc. 322,314 5,154,137
COMSYS Holdings Corp. 272,300 6,881,074
Cosmo Energy Holdings Co.,
Ltd. 395,600 9,033,922
Dai Nippon Printing Co., Ltd. 454,800 7,615,180
Daicel Corp. 282,700 2,437,876
Dai-ichi Life Holdings, Inc. 5,309,700 37,395,894
Daiwa House Industry Co., Ltd. 1,057,100 35,907,983
Daiwa Securities Group, Inc. 2,655,000 20,499,968
Denso Corp. 3,234,000 45,375,295
# Dentsu Group, Inc. 210,613 4,161,540
ENEOS Holdings, Inc. 10,553,886 66,643,863
EXEO Group, Inc. 291,028 4,199,508
FUJIFILM Holdings Corp. 1,464,000 34,021,096
Fukuoka Financial Group, Inc. 200,918 5,849,322
Gunma Bank, Ltd. (The) 386,071 4,012,201
Hachijuni Bank, Ltd. (The) 328,800 3,315,639
Hakuhodo DY Holdings, Inc. 644,292 4,663,176
Hankyu Hanshin Holdings, Inc. 673,400 18,079,143
Haseko Corp. 682,700 11,034,520
Hirogin Holdings, Inc. 7,200 67,301
Hitachi Construction Machinery
Co., Ltd. 528,800 17,269,110
Honda Motor Co., Ltd. 7,779,763 78,779,853
#Honda Motor Co., Ltd.,
Sponsored ADR 478,327 14,588,973
# Hulic Co., Ltd. 395,500 4,081,951
Ibiden Co., Ltd. 394,499 37,425,614
Idemitsu Kosan Co., Ltd. 3,494,000 24,301,847
Iida Group Holdings Co., Ltd. 107,600 1,650,442
INFRONEER Holdings, Inc. 256,300 2,750,082
Inpex Corp. 3,627,700 66,900,105
Isetan Mitsukoshi Holdings,
Ltd. 518,900 8,166,389
Isuzu Motors, Ltd. 2,159,400 26,562,351
Iwatani Corp. 339,228 3,537,501
Iyogin Holdings, Inc. 208,400 3,256,102
J Front Retailing Co., Ltd. 472,500 7,121,775
Japan Airlines Co., Ltd. 419,600 7,566,446
Japan Post Holdings Co., Ltd. 1,130,884 10,618,440
Japan Post Insurance Co., Ltd. 177,600 4,602,117
JFE Holdings, Inc. 1,818,692 20,877,977

105
Dimensional International Value ETF
continued
Shares Value †
JAPAN — (Continued)
JTEKT Corp. 354,499 $ 3,565,585
Kajima Corp. 663,100 21,418,231
Kamigumi Co., Ltd. 188,800 5,670,557
Kandenko Co., Ltd. 48,400 1,481,956
Kansai Paint Co., Ltd. 6,600 105,991
Keihan Holdings Co., Ltd. 10,500 212,719
Kobe Steel, Ltd. 1,662,900 19,607,659
Koito Manufacturing Co., Ltd. 743,800 11,121,634
Komatsu, Ltd., Class R 423,000 14,184,661
Kraftia Corp. 22,500 1,191,490
Kubota Corp., Class R 3,561,017 46,242,021
Kuraray Co., Ltd. 1,173,732 12,742,636
Kyoto Financial Group, Inc. 196,000 3,974,580
Kyushu Financial Group, Inc. 216,000 1,239,033
Lixil Corp. 562,177 6,240,126
LY Corp. 3,069,017 9,024,470
Marubeni Corp. 723,700 17,851,157
Mazda Motor Corp. 2,838,180 19,749,628
Mebuki Financial Group, Inc. 1,084,717 6,772,836
Medipal Holdings Corp. 158,800 2,587,310
MEIJI Holdings Co., Ltd. 581,322 11,180,793
MINEBEA MITSUMI, Inc. 345,600 6,855,692
Mitsubishi Chemical Group
Corp. 4,829,300 25,269,538
Mitsubishi Corp. 791,418 19,069,447
Mitsubishi Electric Corp. 336,600 9,432,360
Mitsubishi Estate Co., Ltd. 1,308,800 27,729,857
Mitsubishi Gas Chemical Co.,
Inc. 548,900 10,179,529
Mitsubishi Logistics Corp. 286,300 2,079,580
Mitsubishi Motors Corp. 3,852,963 9,431,387
Mitsubishi UFJ Financial
Group, Inc. 5,168,534 78,171,330
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 19,200 290,496
Mitsui & Co., Ltd. 959,900 23,689,850
Mitsui Chemicals, Inc. 727,201 17,215,293
Mitsui Fudosan Co., Ltd. 2,233,300 23,216,578
Mizuho Financial Group, Inc. 2,220,480 74,215,387
MS&AD Insurance Group
Holdings, Inc. 884,789 18,298,256
Nagase & Co., Ltd. 9,100 199,124
NGK Insulators, Ltd. 786,800 13,309,537
NH Foods, Ltd. 317,500 11,706,209
NHK Spring Co., Ltd. 438,920 8,259,577
Nikon Corp. 469,100 5,487,120
NIPPON EXPRESS
HOLDINGS, Inc. 784,500 16,687,589
Nippon Steel Corp. 8,217,505 33,941,115
*Nissan Motor Co., Ltd. 6,010,800 13,792,592
Nisshin Seifun Group, Inc. 479,300 5,418,201
Niterra Co., Ltd. 271,200 11,164,522
Nomura Holdings, Inc. 4,881,800 34,920,928
*Nomura Holdings, Inc.,
Sponsored ADR 879,257 6,260,310
Nomura Real Estate Holdings,
Inc. 2,607,700 14,878,896
Obayashi Corp. 276,000 4,679,575
Oji Holdings Corp. 2,775,000 14,021,356
Shares Value †
JAPAN — (Continued)
Omron Corp. 141,900 $ 3,969,939
Ono Pharmaceutical Co., Ltd. 1,427,890 17,392,721
Open House Group Co., Ltd. 153,000 7,368,193
Panasonic Holdings Corp. 4,456,054 52,021,766
Resona Holdings, Inc. 4,389,820 42,557,503
Resonac Holdings Corp. 687,558 26,952,470
Ricoh Co., Ltd. 2,115,352 18,180,040
Rinnai Corp. 150,000 3,406,900
Rohm Co., Ltd., Registered 487,500 7,838,353
SBI Holdings, Inc. 726,500 32,605,375
Seiko Epson Corp. 966,994 12,280,833
Seino Holdings Co., Ltd. 241,700 3,417,108
Sekisui Chemical Co., Ltd. 592,400 10,286,391
Sekisui House, Ltd. 1,293,500 27,800,321
Seven & i Holdings Co., Ltd. 1,218,423 15,549,120
Shimamura Co., Ltd. 14,200 916,679
Shimizu Corp. 599,000 8,062,228
Shizuoka Financial Group, Inc. 515,500 6,943,381
Sojitz Corp. 470,360 12,505,888
Sompo Holdings, Inc. 258,600 7,902,949
Subaru Corp. 2,265,999 48,289,732
SUMCO Corp. 822,800 8,425,348
Sumitomo Bakelite Co., Ltd. 14,100 470,625
Sumitomo Chemical Co., Ltd. 1,409,199 4,149,250
Sumitomo Corp. 1,100,517 32,046,472
Sumitomo Electric Industries,
Ltd. 2,714,500 99,554,867
#Sumitomo Forestry Co., Ltd. 1,697,700 17,714,795
Sumitomo Heavy Industries,
Ltd. 267,723 7,179,019
Sumitomo Mitsui Financial
Group, Inc. 4,461,681 120,567,187
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,031,000 16,784,680
Sumitomo Mitsui Trust Group,
Inc. 1,349,700 37,068,454
Sumitomo Realty &
Development Co., Ltd. 950,400 40,599,672
Sumitomo Rubber Industries,
Ltd. 478,600 5,619,989
#Suntory Beverage & Food,
Ltd. 245,000 7,414,170
Suzuken Co., Ltd. 101,600 3,861,400
Suzuki Motor Corp. 2,049,700 30,707,913
T&D Holdings, Inc. 498,800 10,752,749
Taiheiyo Cement Corp. 402,373 10,946,384
#Takashimaya Co., Ltd. 1,031,678 11,066,489
Takeda Pharmaceutical Co.,
Ltd. 2,973,949 80,171,434
THK Co., Ltd. 30,700 820,633
Tokyo Tatemono Co., Ltd. 777,300 14,518,716
Tokyu Fudosan Holdings Corp. 2,652,900 21,336,166
Toray Industries, Inc. 2,567,300 15,766,593
Tosoh Corp. 991,600 14,160,657
TOTO, Ltd. 289,300 7,367,005
Toyo Seikan Group Holdings,
Ltd. 248,900 5,591,788
#Toyo Tire Corp. 420,400 11,529,584
Toyoda Gosei Co., Ltd. 75,100 1,743,745

106
Dimensional International Value ETF
continued
Shares Value †
JAPAN — (Continued)
Toyota Boshoku Corp. 147,500 $ 2,249,051
Toyota Motor Corp. 14,474,155 294,829,109
#Toyota Motor Corp.,
Sponsored ADR 60 12,251
Toyota Tsusho Corp. 1,234,084 37,786,338
Yakult Honsha Co., Ltd. 2,700 40,372
Yamada Holdings Co., Ltd. 526,873 1,584,843
Yamaguchi Financial Group,
Inc. 124,900 1,433,000
Yamaha Corp. 309,600 1,959,229
#Yamaha Motor Co., Ltd. 3,452,500 24,988,072
Yamato Holdings Co., Ltd. 433,199 6,332,571
Yokohama Financial Group,
Inc. 1,400,313 10,189,548
Yokohama Rubber Co., Ltd.
(The) 430,700 15,449,341
TOTAL JAPAN 3,043,261,528
NETHERLANDS — (4.5%)
ΩABN AMRO Bank NV, Class
CV 1,719,017 51,407,814
Aegon , Ltd. 321,336 2,450,076
Aegon , Ltd., Registered 1,127,504 8,535,205
Akzo Nobel NV 461,328 30,584,811
ArcelorMittal SA 694,261 26,571,670
ArcelorMittal SA Sponsored 584,586 22,266,881
ASR Nederland NV, Class B 575,258 38,443,488
Coca-Cola Europacific
Partners PLC 97,368 8,687,150
HAL Trust 18,351 2,884,818
Heineken NV 602,249 46,600,615
ING Groep NV 3,689,707 92,498,195
#JDE Peet's NV 75,224 2,741,890
Koninklijke Ahold Delhaize NV 3,058,161 125,340,832
Koninklijke KPN NV 5,329,628 24,716,580
# Koninklijke Philips NV 1,588,812 43,534,623
# Koninklijke Philips NV
Sponsored 1,005,541 27,471,380
NN Group NV 963,251 66,017,826
* Prosus NV 198,487 13,729,601
TOTAL NETHERLANDS 634,483,455
NEW ZEALAND — (0.2%)
Auckland International Airport,
Ltd. 2,438,148 11,337,171
Chorus, Ltd. 59,890 321,010
*Fletcher Building, Ltd. 1,188,420 2,218,585
# Infratil , Ltd. 714,834 5,059,555
Mercury NZ, Ltd. 842,761 3,127,289
Meridian Energy, Ltd. 387,940 1,315,149
Port of Tauranga, Ltd. 48,299 217,395
Summerset Group Holdings,
Ltd. 73,371 487,384
TOTAL NEW ZEALAND 24,083,538
NORWAY — (0.8%)
Aker ASA, Class A 2,143 166,704
Aker BP ASA 774,042 20,114,327
Austevoll Seafood ASA 271,199 2,554,650
Bakkafrost P/F 95 4,362
Ω#BW LPG, Ltd. 3,605 48,487
Shares Value †
NORWAY — (Continued)
ΩBW LPG, Ltd. 562,060 $ 7,466,763
* Cadeler A/S 131,977 613,121
#DNB Bank ASA 712,472 18,190,415
Equinor ASA 705,550 16,876,934
Equinor ASA, Sponsored ADR 962 23,050
Hafnia, Ltd. 770,953 4,825,243
Hoegh Autoliners ASA 28,889 259,423
#Leroy Seafood Group ASA 8,012 37,744
Norsk Hydro ASA 1,311,479 8,884,967
Odfjell Drilling, Ltd. 14,785 119,105
Sparebank 1 Oestlandet 12,105 212,452
SpareBank 1 Sor -Norge ASA 294,718 5,074,639
Stolt-Nielsen, Ltd., Class R 51,358 1,725,987
Subsea 7 SA 534,242 9,769,226
Wallenius Wilhelmsen ASA 510,500 3,998,945
Wilh . Wilhelmsen Holding
ASA, Class A 8,435 425,212
Yara International ASA 175,907 6,419,412
TOTAL NORWAY 107,811,168
PORTUGAL — (0.1%)
Banco Comercial Portugues
SA, Class R 4,018,293 3,548,936
EDP Renovaveis SA 354,729 5,191,555
Galp Energia SGPS SA 188,069 3,775,924
TOTAL PORTUGAL 12,516,415
SINGAPORE — (0.9%)
City Developments, Ltd. 184,800 1,026,627
#Genting Singapore, Ltd. 15,734,800 8,825,851
Hongkong Land Holdings, Ltd. 1,338,500 8,178,235
Keppel, Ltd. 3,446,100 26,982,027
Oversea-Chinese Banking
Corp., Ltd. 1,746,276 22,850,728
Seatrium , Ltd. 1,704,426 2,841,911
Singapore Airlines, Ltd. 1,156,200 5,890,050
United Overseas Bank, Ltd. 1,705,700 45,439,025
UOL Group, Ltd. 129,207 789,270
Wilmar International, Ltd. 4,570,600 10,992,338
TOTAL SINGAPORE 133,816,062
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 96,250 5,880,315
TOTAL SOUTH AFRICA 5,880,315
SPAIN — (2.8%)
Banco Bilbao Vizcaya
Argentaria SA 243,625 4,902,588
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,189,431 23,943,246
Banco de Sabadell SA 19,698 73,731
Banco Santander SA 24,418,502 248,750,806
Banco Santander SA,
Sponsored ADR 6,290,465 63,848,220
CaixaBank SA 165,001 1,744,851
ΩCellnex Telecom SA 53,973 1,683,853
Mapfre SA 1,022,904 4,524,202
Repsol SA 3,068,958 56,232,350

107
Dimensional International Value ETF
continued
Shares Value †
SPAIN — (Continued)
#Telefonica SA, Sponsored
ADR 8,118 $ 40,996
TOTAL SPAIN 405,744,843
SWEDEN — (2.7%)
* Asmodee Group AB, Class B 99,581 1,286,973
Betsson AB, Class B 84,836 1,328,956
Billerud Aktiebolag 277,019 2,566,639
*Boliden AB 765,061 34,575,841
*Embracer Group AB 29,259 305,767
Essity AB, Class A 85 2,337
Essity AB, Class B 901,486 24,777,213
Getinge AB, Class B 213,553 5,023,585
Hexagon AB, Class B 1,659,940 20,380,933
Hexpol AB 454,700 4,145,829
#Holmen AB, Class B 101,822 3,852,985
Husqvarna AB, Class B 343,904 1,641,175
Loomis AB 233,071 9,428,419
Peab AB, Class B 95,970 778,982
Sandvik AB 6,012 182,719
Securitas AB, Class B 1,511,016 22,317,034
Ω* Sinch AB 464,436 1,691,394
Skandinaviska Enskilda
Banken AB, Class A 2,797,544 53,460,572
Skandinaviska Enskilda
Banken AB, Class C 9,290 181,445
Skanska AB, Class B 628,113 17,177,575
SKF AB, Class A 589 15,450
SKF AB, Class B 1,845,805 47,639,950
SSAB AB, Class A 379,173 2,410,250
SSAB AB, Class B 1,073,259 6,682,076
Svenska Cellulosa AB SCA,
Class A 4,783 64,093
# Svenska Cellulosa AB SCA,
Class B 674,374 9,004,678
Svenska Handelsbanken AB,
Class A 1,237,778 16,260,302
# Svenska Handelsbanken AB,
Class B 34,539 759,731
Swedbank AB, Class A 1,457,632 44,377,735
*Swedish Orphan Biovitrum
AB, Class A 61,586 2,122,827
Telefonaktiebolaget LM
Ericsson, Class B 704,370 7,108,627
Telia Co. AB 5,324,615 20,911,419
Trelleborg AB, Class B 356,874 14,944,158
Vitrolife AB 2,183 33,875
#*Volvo Car AB, Class B 292,343 1,015,386
TOTAL SWEDEN 378,456,930
SWITZERLAND — (8.7%)
#Alcon AG 98,795 7,359,628
#Alcon AG, ADR 441,353 32,611,573
* Amrize , Ltd. 33,978 1,761,420
* Amrize , Ltd. 1,325,849 68,509,768
Baloise Holding AG,
Registered 36,453 9,054,784
Banque Cantonale Vaudoise ,
Registered 27,963 3,250,013
Shares Value †
SWITZERLAND — (Continued)
Cie Financiere Richemont SA,
Registered 624,347 $ 123,430,544
DSM- Firmenich AG 82,547 6,736,003
Galderma Group AG 1,092 202,008
Helvetia Holding AG,
Registered 27,385 6,734,100
*Holcim AG 1,475,704 131,145,093
Julius Baer Group, Ltd.,
Registered 598,844 40,432,694
Lonza Group AG, Registered 107,596 74,281,785
#Novartis AG, Class B,
Sponsored ADR 953,299 118,008,883
Sandoz Group AG 282,253 18,811,007
Sandoz Group AG, ADR 209,363 13,928,920
Schindler Holding AG,
Registered 685 231,676
Sika AG, Registered 2,935 574,752
Swatch Group AG (The),
Registered 2,730 115,763
#Swiss Life Holding AG,
Registered 87,928 95,557,007
Swiss Prime Site AG,
Registered 31,094 4,427,336
Swiss Re AG, Registered 784,650 143,294,537
#Swisscom AG, Registered 76,153 55,923,007
UBS Group AG 1,876,566 71,836,653
#UBS Group AG, ADR 1,170,819 44,912,617
Zurich Insurance Group AG 240,847 167,715,320
TOTAL SWITZERLAND 1,240,846,891
UNITED KINGDOM — (12.7%)
Anglo American PLC 641,733 24,240,361
Associated British Foods PLC 201,591 6,078,560
Barclays PLC 3,433,596 18,360,752
#Barclays PLC, Sponsored
ADR 2,063,109 44,336,212
Barratt Redrow PLC,
Registered 1,919,759 9,491,346
BP PLC 4,084,741 23,737,137
BP PLC, Sponsored ADR 3,974,357 139,619,161
British American Tobacco PLC 2,107,831 108,116,621
British American Tobacco
PLC, Sponsored ADR 50,627 2,591,596
BT Group PLC, Registered 26,514,570 64,708,342
Canal+ SA 174,465 549,444
Centrica PLC 5,810,219 13,687,359
DCC PLC 25,306 1,665,743
Glencore PLC 14,958,170 71,624,778
HSBC Holdings PLC,
Registered 6,339,297 88,569,587
HSBC Holdings PLC,
Sponsored ADR 2,551,198 178,762,444
Investec PLC 397,728 2,994,247
J Sainsbury PLC 5,672,050 25,456,857
Kingfisher PLC 3,301,611 13,395,226
Lloyds Banking Group PLC 131,539,624
#Lloyds Banking Group PLC,
Sponsored ADR 4,367,826 20,572,461
Marks & Spencer Group PLC 57,434 300,179
NatWest Group PLC 11,613,326 89,107,925

108
Dimensional International Value ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
NatWest Group PLC, Class
S, ADR 2,131,457 $ 32,973,640
Shell PLC 2,709,682 101,374,547
#Shell PLC, ADR 5,972,320 447,446,214
Standard Chartered PLC 3,658,221 74,955,272
Taylor Wimpey PLC 942,895 1,303,245
Tesco PLC 456,539 2,755,597
Vodafone Group PLC 43,589,264 52,768,483
Vodafone Group PLC,
Sponsored ADR 458,897 5,529,709
Whitbread PLC 149,766 5,700,443
TOTAL UNITED KINGDOM 1,804,313,112
UNITED STATES — (0.1%)
International Paper Co. 504,736 19,761,841
TOTAL UNITED STATES 19,761,841
TOTAL COMMON STOCKS 13,922,889,552
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG
5.760% 54,805 4,747,363
Shares Value †
GERMANY — (Continued)
#Henkel AG & Co. KGaA
2.900% 396,733 $ 32,172,738
Porsche Automobil Holding SE
5.540% 14,121 561,646
Volkswagen AG, Class A
7.050% 469,900 48,931,646
TOTAL GERMANY 86,413,393
TOTAL PREFERRED
STOCKS 86,413,393
TOTAL INVESTMENT SECURITIES — (98.4%)
(Cost $10,417,662,736) 14,009,302,945
SECURITIES LENDING COLLATERAL — (1.6%)
@§The DFA Short Term
Investment Fund 19,265,372 222,842,555
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,640,505,291) $ 14,232,145,500
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $110,054,263 which represented 0.8% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 787,685,221 $ — $ — $ 787,685,221
Austria .............................. 29,238,860 — — 29,238,860
Belgium ............................. 120,068,909 — — 120,068,909
Canada ............................. 1,584,296,749 — — 1,584,296,749
Denmark ............................ 296,334,001 — — 296,334,001
Finland .............................. 107,087,272 — — 107,087,272
France .............................. 1,225,145,411 — — 1,225,145,411
Germany ............................ 1,180,954,076 — — 1,180,954,076
Hong Kong ........................... 201,605,114 — — 201,605,114
Ireland .............................. 46,942,650 — — 46,942,650
Israel ............................... 139,205,449 — — 139,205,449
Italy ................................ 393,349,742 — — 393,349,742
Japan ............................... 3,043,261,528 — — 3,043,261,528
Netherlands .......................... 634,483,455 — — 634,483,455
New Zealand ......................... 24,083,538 — — 24,083,538
Norway .............................. 107,811,168 — — 107,811,168
Portugal ............................. 12,516,415 — — 12,516,415
Singapore ............................ 133,816,062 — — 133,816,062
South Africa .......................... 5,880,315 — — 5,880,315
Spain ............................... 405,744,843 — — 405,744,843
Sweden ............................. 378,456,930 — — 378,456,930
Switzerland ........................... 1,240,846,891 — — 1,240,846,891

109
Dimensional International Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United Kingdom ....................... $ 1,804,313,112 $ — $ — $ 1,804,313,112
United States ......................... 19,761,841 — — 19,761,841
Preferred Stocks
Germany ............................ 86,413,393 — — 86,413,393
Securities Lending Collateral ............... — 222,842,555 — 222,842,555
Total Investments ........................ $14,009,302,945 $222,842,555 $— $14,232,145,500
See accompanying Notes to Financial Statements.

110
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value †
COMMON STOCKS — (97.6%)
AUSTRALIA — (4.1%)
#Accent Group, Ltd. 312,384 $ 261,763
Acrow, Ltd. 214,994 159,043
#Adairs, Ltd., Class B 132,400 175,952
AGL Energy, Ltd. 193,215 1,171,283
#*Ainsworth Game
Technology, Ltd. 23,526 15,709
*Alkane Resources, Ltd. 441,850 283,813
*Alkane Resources, Ltd. 225,399 148,296
Alliance Aviation Services,
Ltd., Registered 35,757 59,223
ALS, Ltd., Registered 208,859 2,969,773
*AMA Group, Ltd. 257,936 15,535
Amotiv, Ltd. 102,775 600,827
AMP, Ltd. 2,011,533 2,350,583
*Amplitude Energy, Ltd. 2,525,018 396,722
#Ampol, Ltd. 144,875 2,911,669
Ansell, Ltd. 100,900 2,411,644
#*Antipa Minerals, Ltd. 141,396 53,225
ANZ Group Holdings, Ltd. 278,514 6,682,381
#APA Group 350,435 2,106,010
#*Appen, Ltd. 202,828 102,906
*Arafura Rare Earths, Ltd. 3,946 736
*Arafura Rare Earths, Ltd. 21,331 3,980
ARB Corp., Ltd. 42,465 1,003,572
*Ardea Resources, Ltd. 24,181 9,815
Aristocrat Leisure, Ltd. 114,296 4,740,104
#ARN Media, Ltd. 201,597 69,947
ASX, Ltd. 13,038 481,820
Atlas Arteria, Ltd., Class B 273,043 868,716
AUB Group, Ltd. 49,064 1,186,506
#*Audinate Group, Ltd. 9,453 30,509
*Aurelia Metals, Ltd. 1,032,528 165,607
Aurizon Holdings, Ltd. 1,343,541 3,016,861
*Ausgold, Ltd. 105,152 53,694
Aussie Broadband, Ltd. 138,683 540,195
*Austal, Ltd. 324,612 1,442,928
Austin Engineering, Ltd. 124,696 21,633
#*Australian Agricultural Co.,
Ltd. 136,473 127,760
Australian Clinical Labs, Ltd. 137,744 234,453
Australian Ethical Investment,
Ltd. 55,011 251,731
#*Australian Strategic
Materials, Ltd. 60,163 39,780
*Baby Bunting Group, Ltd. 84,639 151,821
Bank of Queensland, Ltd. 532,864 2,393,044
Bapcor, Ltd. 247,744 410,331
Beach Energy, Ltd. 1,167,756 947,947
Beacon Lighting Group, Ltd. 14,130 25,808
*Beacon Minerals, Ltd. 6,851 11,257
Bega Cheese, Ltd. 214,752 746,521
Bell Financial Group, Ltd. 70,162 58,104
*Bellevue Gold, Ltd. 161,882 123,992
Bendigo & Adelaide Bank, Ltd. 282,977 2,343,430
Shares Value †
AUSTRALIA — (Continued)
BHP Group, Ltd. 705,813 $ 20,076,578
#BHP Group, Ltd., Sponsored
ADR 227,380 12,972,029
Bisalloy Steel Group, Ltd. 21,302 69,309
#*Black Cat Syndicate, Ltd. 289,925 192,647
BlueScope Steel, Ltd. 226,176 3,390,723
*Botanix Pharmaceuticals, Ltd. 321,473 28,411
Brambles, Ltd. 357,895 5,824,612
#Bravura Solutions, Ltd. 221,986 418,532
Breville Group, Ltd. 53,244 1,034,883
Capral, Ltd. 11,481 84,931
*Capricorn Metals, Ltd. 228,577 1,922,852
CAR Group, Ltd. 130,799 3,056,912
*Catalyst Metals, Ltd. 3,670 16,313
*Catapult Sports, Ltd. 5,844 25,709
Cedar Woods Properties, Ltd. 52,529 310,525
#*Cettire, Ltd. 177,557 80,204
Challenger, Ltd. 310,267 1,891,017
Champion Iron, Ltd. 260,565 945,009
#*Chrysos Corp., Ltd. 4,041 21,296
Civmec Australia, Ltd.,
Registered 318,700 281,613
Cleanaway Waste
Management, Ltd. 925,805 1,545,503
#Clinuvel Pharmaceuticals,
Ltd. 12,968 97,629
#*Coast Entertainment
Holdings, Ltd. 298,619 87,971
#Cobram Estate Olives, Ltd. 31,796 70,772
Cochlear, Ltd. 11,786 2,215,647
Codan, Ltd. 89,161 2,115,891
Coles Group, Ltd. 275,274 3,973,599
Collins Foods, Ltd. 90,602 634,646
Commonwealth Bank of
Australia 153,608 17,260,072
Computershare, Ltd. 128,415 3,074,333
ΩCoronado Global Resources,
Inc. 29,845 7,131
#Corporate Travel
Management, Ltd. 81,991 862,566
CSL, Ltd. 41,014 4,792,704
Dalrymple Bay Infrastructure,
Ltd. 97,219 281,946
Data#3, Ltd. 92,512 534,167
*Develop Global, Ltd. 92,927 216,572
Dicker Data, Ltd. 52,684 353,519
#Domino's Pizza Enterprises,
Ltd., Class B 25,466 305,419
Downer EDI, Ltd. 438,435 2,218,682
*DUG Technology, Ltd. 24,127 34,591
Duratec, Ltd. 47,509 66,247
Dyno Nobel, Ltd. 1,278,488 2,695,025
#Eagers Automotive, Ltd. 105,513 2,352,669
#Elders, Ltd. 169,888 788,532
*Emeco Holdings, Ltd. 264,867 208,075

111
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*Emerald Resources NL 292,827 $ 908,656
#*EML Payments, Ltd. 269,686 170,371
Endeavour Group, Ltd. 864,432 2,071,201
#*Energy World Corp., Ltd. 283,308 10,572
Enero Group, Ltd. 75,404 33,567
EQT Holdings, Ltd. 11,610 190,697
Eureka Group Holdings, Ltd. 93,944 32,595
Evolution Mining, Ltd. 1,153,849 8,203,309
EVT, Ltd. 75,897 719,952
Fenix Resources, Ltd. 217,417 74,725
Fiducian Group, Ltd. 5,612 44,638
Finbar Group, Ltd. 39,304 22,257
*FleetPartners Group, Ltd. 193,810 370,484
Fleetwood, Ltd. 71,115 137,339
#Flight Centre Travel Group,
Ltd. 100,420 809,261
Fortescue, Ltd. 427,058 5,952,135
G8 Education, Ltd. 542,306 285,792
*Genesis Minerals, Ltd. 254,412 972,659
GenusPlus Group, Ltd. 5,191 23,618
GR Engineering Services, Ltd. 81,799 195,992
GrainCorp, Ltd., Class A 200,937 1,164,162
Grange Resources, Ltd. 330,444 58,408
GWA Group, Ltd. 173,949 281,274
Hansen Technologies, Ltd. 95,503 348,868
Harvey Norman Holdings, Ltd. 408,890 1,935,330
Healius, Ltd. 697,366 406,313
Helia Group, Ltd. 358,799 1,266,048
#Helloworld Travel, Ltd. 11,322 14,083
*Horizon Minerals, Ltd. 447,611 15,824
Horizon Oil, Ltd. 451,555 60,600
HUB24, Ltd., Registered 17,086 1,276,923
#IDP Education, Ltd. 41,302 151,686
IGO, Ltd. 405,586 1,425,829
Iluka Resources, Ltd. 256,163 1,160,467
Imdex, Ltd. 236,656 532,950
#*Immutep, Ltd. 449,130 82,327
Infomedia, Ltd. 178,572 196,981
Inghams Group, Ltd. 293,398 464,818
Insignia Financial, Ltd. 440,873 1,310,327
Insurance Australia Group, Ltd. 863,737 4,444,412
#Integral Diagnostics, Ltd. 152,673 258,864
IPD Group, Ltd. 21,907 52,777
#IPH, Ltd. 152,268 367,828
IRESS, Ltd. 119,492 693,079
IVE Group, Ltd. 107,258 195,904
#*James Hardie Industries
PLC 82,254 1,734,435
*James Hardie Industries PLC 6,180 129,347
JB Hi-Fi, Ltd. 64,166 4,398,908
*Judo Capital Holdings, Ltd. 491,112 543,347
Jumbo Interactive, Ltd.,
Registered 8,083 62,123
Jupiter Mines, Ltd. 450,096 76,611
#Karoon Energy, Ltd. 602,549 633,108
#*Kelly Partners Group
Holdings, Ltd. 8,218 51,378
#Kelsian Group, Ltd. 77,825 248,118
Shares Value †
AUSTRALIA — (Continued)
#Kogan.com, Ltd. 43,792 $ 91,166
*L1 Group, Ltd. 29,307 21,680
#L1 Group, Ltd. 217,972 161,246
Lendlease Corp., Ltd. 454,941 1,652,945
#Lifestyle Communities, Ltd. 54,275 184,052
Lindsay Australia, Ltd. 110,005 43,569
Lottery Corp., Ltd. (The) 486,801 1,752,768
Lovisa Holdings, Ltd. 41,433 982,980
Lycopodium, Ltd. 6,098 50,300
*Lynas Rare Earths, Ltd. 185,276 1,849,691
#Maas Group Holdings, Ltd. 33,720 104,856
Macmahon Holdings, Ltd. 879,232 270,528
Macquarie Group, Ltd. 29,381 4,203,853
*Macquarie Technology
Group, Ltd. 6,002 260,114
Mader Group, Ltd. 10,075 58,503
Magellan Financial Group, Ltd. 157,679 993,023
*Mayne Pharma Group, Ltd. 52,163 145,132
McMillan Shakespeare, Ltd. 45,512 513,061
McPherson's, Ltd. 264 44
Medibank Pvt., Ltd. 619,606 1,979,455
*Megaport, Ltd. 42,608 459,125
#*Mesoblast, Ltd. 264,038 433,861
Metcash, Ltd. 815,078 2,032,986
*Mineral Resources, Ltd. 107,021 3,390,975
Monadelphous Group, Ltd. 66,235 1,007,706
#Monash IVF Group, Ltd. 188,720 85,247
#*Mount Gibson Iron, Ltd. 363,963 85,777
#Myer Holdings, Ltd. 1,068,126 276,204
MyState, Ltd. 121,131 352,879
National Australia Bank, Ltd. 420,382 12,004,388
Netwealth Group, Ltd. 98,217 1,982,305
*Neuren Pharmaceuticals, Ltd. 12,316 175,444
#New Hope Corp., Ltd. 395,119 1,073,461
#*NEXTDC, Ltd. 187,935 1,938,984
NIB Holdings, Ltd. 315,307 1,556,379
Nick Scali, Ltd. 59,971 997,992
#Nickel Industries, Ltd. 1,204,574 583,547
Nine Entertainment Co.
Holdings, Ltd. 585,133 444,348
Northern Star Resources, Ltd. 488,556 7,871,114
NRW Holdings, Ltd. 368,415 1,169,740
#Nufarm, Ltd. 304,159 414,166
*Nuix, Ltd. 77,103 123,665
Objective Corp., Ltd. 10,513 126,979
#*OFX Group, Ltd. 154,129 62,054
*Omni Bridgeway, Ltd. 65,581 68,478
oOh!media, Ltd. 452,876 407,655
#*Ora Banda Mining, Ltd. 171,019 135,469
Orica, Ltd. 308,991 4,500,763
Origin Energy, Ltd., Class B 359,863 2,885,915
Orora, Ltd. 941,240 1,238,530
*Pantoro Gold, Ltd. 127,670 427,926
Peet, Ltd. 189,793 237,314
#*PeopleIN, Ltd. 619 342
Perenti, Ltd. 697,705 1,237,803
Perpetual, Ltd. 60,491 759,934
Perseus Mining, Ltd. 1,224,992 3,905,462

112
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Peter Warren Automotive
Holdings, Ltd. 13,205 $ 16,122
*PEXA Group, Ltd. 87,608 868,894
#*Pilbara Minerals, Ltd. 647,572 1,398,982
Pinnacle Investment
Management Group, Ltd. 10,028 129,721
Praemium, Ltd. 118,308 70,867
Premier Investments, Ltd. 67,245 784,033
Pro Medicus, Ltd. 18,947 3,269,735
Propel Funeral Partners, Ltd. 68,677 225,697
#PWR Holdings, Ltd. 36,639 204,359
Qantas Airways, Ltd., Class B 284,289 1,898,325
QBE Insurance Group, Ltd. 580,696 7,542,247
*QPM Energy, Ltd. 851,781 23,978
Qube Holdings, Ltd., Class B 494,798 1,422,010
#Ramelius Resources, Ltd. 1,741,594 3,785,256
#Ramsay Health Care, Ltd. 77,658 1,631,930
REA Group, Ltd. 10,960 1,528,917
#*ReadyTech Holdings, Ltd. 8,760 12,559
Reece, Ltd. 41,952 321,054
Regis Healthcare, Ltd. 106,229 515,314
Regis Resources, Ltd. 652,650 2,751,544
Reliance Worldwide Corp., Ltd. 419,087 1,138,577
*Resolute Mining, Ltd. 1,781,601 1,113,843
Ridley Corp., Ltd. 229,674 445,055
Rio Tinto, Ltd. 118,804 10,333,995
*RPMGlobal Holdings, Ltd. 77,676 247,643
*Sandfire Resources, Ltd. 403,206 4,286,702
Santos, Ltd. 1,643,682 6,789,807
SEEK, Ltd. 78,824 1,398,421
*Select Harvests, Ltd. 92,672 235,391
Servcorp, Ltd. 38,935 188,108
Service Stream, Ltd. 514,088 763,965
#*Seven West Media, Ltd. 521,497 46,942
SGH, Ltd. 66,514 2,111,860
Shaver Shop Group, Ltd. 82,418 76,077
#Sigma Healthcare, Ltd. 1,608,223 3,274,288
Sims, Ltd. 116,138 1,213,438
SmartGroup Corp., Ltd. 88,571 474,302
*SomnoMed, Ltd. 1,270 707
Sonic Healthcare, Ltd. 124,295 1,721,788
South32, Ltd. 1,056,569 2,192,640
South32, Ltd., Sponsored ADR 35,633 368,089
Southern Cross Electrical
Engineering, Ltd. 203,583 327,859
#Southern Cross Media
Group, Ltd. 193,021 106,776
SRG Global, Ltd. 461,342 830,550
Stanmore Resources, Ltd. 231,874 326,363
Steadfast Group, Ltd. 323,664 1,186,568
#*Strike Energy, Ltd. 14,354 1,034
Suncorp Group, Ltd. 257,175 3,303,224
Super Retail Group, Ltd. 130,843 1,370,505
*Superloop, Ltd. 293,097 598,654
#*Syrah Resources, Ltd. 268,133 59,681
Tabcorp Holdings, Ltd. 1,586,683 1,106,242
Technology One, Ltd. 171,700 4,147,696
#*Telix Pharmaceuticals, Ltd. 3,421 36,012
Shares Value †
AUSTRALIA — (Continued)
Telstra Group, Ltd. 729,035 $ 2,329,048
*Temple & Webster Group,
Ltd. 12,041 187,686
*<Ten Sixty Four, Ltd. 96,557 6,953
TPG Telecom, Ltd. 190,935 691,227
Transurban Group 236,894 2,245,602
#Treasury Wine Estates, Ltd.,
Class B 372,115 1,459,198
*Tuas, Ltd. 115,040 529,437
*Tyro Payments, Ltd. 306,809 222,947
*Vault Minerals, Ltd. 4,489,921 2,145,714
Ventia Services Group Pty,
Ltd. 606,799 2,276,196
ΩViva Energy Group, Ltd. 740,943 890,084
Vulcan Steel, Ltd. 10,752 51,031
*Vysarn, Ltd. 65,776 27,774
Washington H Soul Pattinson
& Co., Ltd. 42,533 1,046,946
*WEB Travel Group, Ltd. 88,731 242,807
*Webjet Group, Ltd. 206,531 113,573
*Wesfarmers, Ltd. 135,714 7,463,013
*West African Resources, Ltd. 932,601 770,282
Westgold Resources, Ltd. 472,861 1,646,855
Westgold Resources, Ltd. 32,938 112,367
Westpac Banking Corp. 366,234 9,288,135
Whitehaven Coal, Ltd. 686,385 3,235,270
WiseTech Global, Ltd. 23,222 1,050,784
Woodside Energy Group, Ltd. 617,687 10,028,371
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 1,046,744
Woolworths Group, Ltd. 206,541 3,841,384
Worley, Ltd. 223,732 2,094,471
*Xero, Ltd. 22,155 2,103,052
XRF Scientific, Ltd. 36,837 50,401
#Yancoal Australia, Ltd. 295,511 1,077,554
TOTAL AUSTRALIA 399,363,384
AUSTRIA — (0.4%)
*Addiko Bank AG, Class B 3,168 77,152
Agrana Beteiligungs AG 6,119 85,104
ANDRITZ AG 44,265 3,351,551
*AT&S Austria Technologie &
Systemtechnik AG 19,046 708,949
ΩBAWAG Group AG 49,776 6,428,825
CA Immobilien Anlagen AG 15,722 437,690
DO & CO AG 5,820 1,390,512
Erste Group Bank AG 67,159 6,956,972
*Eurotelesites AG 23,471 131,117
EVN AG 20,920 610,891
#*Lenzing AG 11,057 331,174
Mayr Melnhof Karton AG 2,813 256,495
Oesterreichische Post AG 6,568 227,424
OMV AG 113,568 6,221,073
Palfinger AG 9,150 343,231
POLYTEC Holding AG 9,486 33,503
Porr AG 16,168 514,114
Raiffeisen Bank International
AG, Class V 26,377 984,571
SBO AG 5,845 193,956

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRIA — (Continued)
Semperit AG Holding 5,056 $ 75,863
Strabag SE, Class BR 9,005 705,685
Telekom Austria AG 101,581 1,082,170
#UBM Development AG 926 25,651
UNIQA Insurance Group AG 80,166 1,178,803
Verbund AG 11,928 921,722
Vienna Insurance Group AG
Wiener Versicherung Gruppe 25,524 1,310,963
voestalpine AG 66,549 2,371,922
Wienerberger AG 72,034 2,140,068
Zumtobel Group AG 17,995 77,472
TOTAL AUSTRIA 39,174,623
BELGIUM — (0.8%)
Ackermans & van Haaren NV 18,476 4,606,205
Ageas SA/NV, Class B 102,888 6,816,449
*AGFA-Gevaert NV 90,965 87,143
Anheuser-Busch InBev SA/NV 190,413 11,626,094
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 8,388 510,829
*Argenx SE 1,043 849,424
*Argenx SE, Sponsored ADR 784 641,704
Atenor 10,050 32,131
Azelis Group NV 31,091 367,824
*Banqup Group 491 1,983
Barco NV 44,925 641,934
Bekaert SA 29,968 1,253,855
Ω#*<Biocartis Group NV 3,607 –
Cie d'Entreprises CFE 5,218 53,963
CMB Tech NV, ADR 39,237 380,599
CMB. Tech NV 65,768 617,573
Colruyt Group NV 32,122 1,201,238
Deceuninck NV 63,925 152,361
Deme Group NV 5,836 882,405
D'ieteren Group 10,823 1,979,969
Econocom Group SA/NV 59,975 118,510
#Elia Group SA/NV 17,479 2,108,213
EVS Broadcast Equipment SA 9,515 398,106
Fagron 51,686 1,228,915
*Hyloris Pharmaceuticals SA 1,093 7,468
#Ion Beam Applications 3,444 43,408
Jensen-Group NV 589 42,557
KBC Group NV 129,273 15,554,836
Kinepolis Group NV 9,151 314,223
#Lotus Bakeries NV 348 3,040,582
Melexis NV 11,104 801,016
#*Ontex Group NV 46,144 337,665
*Orange Belgium SA 16,162 356,295
Proximus SADP 124,550 1,071,699
#Recticel SA 24,278 239,305
Sipef NV 3,654 328,961
Solvay SA, Class A 62,955 1,937,189
Syensqo SA 60,711 5,020,009
Tessenderlo Group SA 13,567 410,267
UCB SA 30,697 7,883,290
Umicore SA 56,274 1,074,298
Van de Velde NV 4,203 146,746
VGP NV 10,571 1,222,547
Viohalco SA 23,804 233,534
Shares Value †
BELGIUM — (Continued)
What's Cooking BV 320 $ 40,628
TOTAL BELGIUM 76,663,950
BRAZIL — (1.1%)
*Allianca Saude e
Participacoes SA 182 209
Allied Tecnologia SA, Class A 48,715 92,361
Allos SA 147,697 684,296
Alupar Investimento SA 66,641 403,176
#Ambev SA, Sponsored ADR 183,206 423,206
Anima Holding SA 229,000 150,111
Armac Locacao Logistica E
Servicos SA 14,400 10,028
Aura Minerals, Inc. 5,900 190,747
Auren Energia SA 101,236 206,602
B3 SA - Brasil Bolsa Balcao 540,248 1,270,074
Banco ABC Brasil SA 86,983 371,666
*Banco BMG SA 5,640 4,221
ΩBanco BMG SA 151,995 113,746
Banco Bradesco SA 126,602 363,691
Banco Bradesco SA 160,404 540,920
Banco Bradesco SA,
Sponsored ADR 451,826 1,527,172
Banco BTG Pactual SA 116,074 1,052,289
Banco do Brasil SA 319,562 1,299,575
Banco Mercantil do Brasil SA 6,598 69,862
Banco Pan SA 228,450 439,070
Banco Santander Brasil SA 210,997 1,220,105
#Banco Santander Brasil SA,
Sponsored ADR 16,400 94,956
BB Seguridade Participacoes
SA 132,172 806,263
Bemobi Mobile Tech SA 62,400 271,725
Blau Farmaceutica SA 19,000 47,208
Boa Safra Sementes SA 28,116 54,821
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 40,200 149,150
*Brava Energia 72,001 197,345
Brisanet Servicos de
Telecomunicacoes SA 99,052 54,629
C&A MODAS SA 125,971 380,125
Caixa Seguridade
Participacoes S/A 104,350 290,079
Camil Alimentos SA 89,261 90,833
Centrais Eletricas Brasileiras
SA 69,238 716,404
Centrais Eletricas Brasileiras
SA, Sponsored ADR 79,556 823,405
*Cia Brasileira de Aluminio 155,212 149,587
*Cia Brasileira de Distribuicao 321,054 224,165
Cia de Ferro Ligas da Bahia
FERBASA 117,700 171,573
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 34,300 839,674
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 34,328 842,409
Cia de Saneamento de Minas
Gerais Copasa MG 170,146 1,193,990
Cia De Sanena Do Parana 353,805 448,732

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Cia De Sanena Do Parana 83,566 $ 110,798
Cia De Sanena Do Parana 102,902 658,860
Cia Energetica de Minas
Gerais 113,986 307,764
Cia Paranaense de Energia
- Copel 255,955 623,115
Cia Siderurgica Nacional SA 285,970 501,297
#Cia Siderurgica Nacional SA,
Sponsored ADR 165,744 291,709
Cogna Educacao SA 1,507,179 1,046,740
Cosan SA 59,177 67,582
#Cosan SA, Class H, ADR 34,825 159,847
CPFL Energia SA 38,154 294,738
Cruzeiro do Sul Educacional
SA, Class A 164,241 177,808
CSU Digital SA 18,186 60,281
Cury Construtora e
Incorporadora SA 97,808 634,599
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 211,292 1,195,522
ΩDesktop SA 64,520 183,311
Dexco SA 279,366 278,061
*Diagnosticos da America SA 79,553 25,705
Dimed SA Distribuidora da
Medicamentos 33,400 58,239
Direcional Engenharia SA 110,898 349,674
EcoRodovias Infraestrutura e
Logistica SA 155,443 230,055
*Embraer SA 361,600 5,841,171
Embraer SA, Sponsored ADR 99,294 6,402,477
Empreendimentos Pague
Menos S/A 169,933 123,068
Energisa S/A 89,479 861,201
*Eneva SA 200,669 682,293
Engie Brasil Energia SA 58,775 436,571
Equatorial Energia SA 240,143 1,634,354
Eucatex SA Industria e
Comercio 44,040 136,573
*Even Construtora e
Incorporadora SA 81,604 112,894
EZ Tec Empreendimentos e
Participacoes SA 83,844 288,814
Fleury SA 108,052 291,943
Fras-Le SA 22,348 95,241
#Gerdau SA, Sponsored ADR 454,363 1,585,727
ΩGPS Participacoes e
Empreendimentos SA 102,067 360,494
Grendene SA 144,895 141,528
*Grupo Casas Bahia SA 66,511 44,463
Grupo Mateus SA, Class B 226,196 270,504
Grupo SBF SA 100,983 242,090
Guararapes Confeccoes SA 95,761 180,136
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 124,203 721,441
*Hidrovias do Brasil SA 212,828 154,528
Hospital Mater Dei SA 45,400 35,914
Hypera SA, Class A 158,493 760,510
Shares Value †
BRAZIL — (Continued)
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 10,769 $ 23,917
Iochpe Maxion SA 97,200 197,643
Irani Papel e Embalagem SA 62,700 103,857
*IRB-Brasil Resseguros SA 59,619 546,243
Isa Energia Brasil SA 82,600 385,149
*JBS NV 238,980 3,172,554
JHSF Participacoes SA 319,164 390,572
JSL SA 58,721 58,883
Kepler Weber SA 89,044 152,950
Klabin SA 538,799 1,804,951
Lavvi Empreendimentos
Imobiliarios SA 79,818 221,587
Localiza Rent a Car SA 360,684 2,641,593
LOG Commercial Properties e
Participacoes SA 18,860 83,003
*Log-in Logistica Intermodal
SA 11,519 70,588
Lojas Quero-Quero SA 144,411 56,315
Lojas Renner SA, Class A 516,455 1,423,209
ΩLWSA SA 277,100 201,194
M Dias Branco SA, Class H 29,841 162,472
Magazine Luiza SA 250,573 394,112
Mahle Metal Leve SA 27,500 152,331
Marcopolo SA 106,800 135,256
MBRF Global Foods Co. SA 137,000 454,619
#MBRF Global Foods Co. SA,
ADR 21,216 68,740
Melnick Even Desenvolvimento
Imobiliario SA 87,585 63,918
Mills Locacao Servicos e
Logistica SA 105,857 256,527
*Minerva SA 93,784 125,042
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 34,400 23,380
Motiva Infraestrutura de
Mobilidade SA 438,576 1,293,295
Moura Dubeux Engenharia S/A 70,107 359,964
Movida Participacoes SA 101,934 155,026
MPM Corporeos SA 102,800 21,953
*MRV Engenharia e
Participacoes SA 311,621 437,472
Multiplan Empreendimentos
Imobiliarios SA, Class A 94,306 481,411
*Natura Cosmeticos SA 441,538 738,746
Neoenergia SA 46,933 254,311
*Oceanpact Servicos
Maritimos SA, Class A 104,300 147,004
Odontoprev SA 144,910 342,554
*Oncoclinicas do Brasil
Servicos Medicos SA 171,200 68,987
*Orizon Valorizacao de
Residuos SA 21,142 217,735
Petroleo Brasileiro SA
- Petrobras 1,001,274 5,858,731
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 117,894 1,302,729

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Petroreconcavo S/A 97,820 $ 225,606
Plano & Plano
Desenvolvimento Imobiliario
SA 28,161 76,401
Porto Seguro SA 115,184 1,027,751
Positivo Tecnologia SA 59,624 45,506
*PRIO SA 453,603 3,034,886
Profarma Distribuidora de
Produtos Farmaceuticos SA 30,509 47,589
Qualicorp Consultoria e
Corretora de Seguros SA 145,000 72,969
Raia Drogasil SA 348,130 1,292,926
Raizen SA 891,777 157,319
ΩRede D'Or Sao Luiz SA 25,338 203,922
Romi SA, Class A 39,954 60,393
Rumo SA 132,177 390,752
Sao Carlos Empreendimentos
e Participacoes SA 10,391 40,386
Sao Martinho S/A 100,829 262,878
Schulz SA 65,200 58,963
Sendas Distribuidora S/A 978,300 1,562,330
#Sendas Distribuidora S/A,
ADR 4,874 38,358
ΩSer Educacional SA 95,600 180,721
SIMPAR SA 224,919 192,961
SLC Agricola SA 137,810 413,291
Smartfit Escola de Ginastica e
Danca SA 91,998 430,166
Suzano SA 204,626 1,857,732
#Suzano SA, Class A,
Sponsored ADR 900 8,127
SYN prop e tech SA 35,914 33,479
Tegma Gestao Logistica SA 29,402 198,902
Telefonica Brasil SA 13,160 78,298
#Telefonica Brasil SA, ADR 46,349 552,943
TIM SA 281,900 1,271,525
TIM SA, ADR 691 15,610
TOTVS SA 35,495 292,455
Transmissora Alianca de
Energia Eletrica S/A 133,278 942,943
Tres Tentos Agroindustrial S/A 56,778 168,800
Trisul SA 65,887 93,475
Tupy SA 65,154 149,783
Ultrapar Participacoes SA 210,286 836,044
Ultrapar Participacoes SA,
Sponsored ADR 180,861 716,210
Unifique Telecomunicacoes
S/A, Class A 133,144 119,171
Unipar Carbocloro SA 17,141 190,662
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 317,472 334,265
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 49,549 51,802
Vale SA 616,919 7,476,140
Vale SA, Class A, Sponsored
ADR 241,547 2,920,303
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 43,917 180,638
Shares Value †
BRAZIL — (Continued)
*Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 337,891 $ 203,294
Veste SA Estilo 4,400 3,881
Vibra Energia SA 713,891 3,155,085
Vittia SA 8,500 7,624
Vivara Participacoes SA 61,634 357,090
Vulcabras SA 61,978 265,859
WEG SA 112,614 880,393
Wiz Co. 45,200 69,750
XP, Inc. 4,889 88,272
YDUQS Participacoes SA 187,276 494,172
TOTAL BRAZIL 105,821,164
CANADA — (8.2%)
*5N Plus, Inc. 59,063 845,594
Acadian Timber Corp. 6,453 65,997
*ACT Energy Technologies,
Ltd. 19,800 74,896
ADENTRA, Inc. 15,971 400,885
ADF Group, Inc. 13,300 68,249
*Advantage Energy, Ltd. 154,040 1,223,613
Aecon Group, Inc. 55,520 1,225,192
Ag Growth International, Inc. 12,343 317,836
AGF Management, Ltd., Class
B 52,960 528,409
Agnico Eagle Mines, Ltd. 49,391 7,942,567
Agnico Eagle Mines, Ltd. 80,456 12,953,120
#*Aimia, Inc. 32,511 64,621
*Air Canada 101,603 1,337,158
#AirBoss of America Corp. 8,200 27,096
#Alamos Gold, Inc., Class B 186,690 5,748,185
Alamos Gold, Inc., Class B 189,662 5,853,039
Algoma Central Corp. 4,700 58,366
Algoma Steel Group, Inc. 47,976 200,060
Algonquin Power & Utilities
Corp. 33,722 188,448
Algonquin Power & Utilities
Corp. 226,196 1,262,174
Alimentation Couche-Tard, Inc. 105,093 5,346,343
*Allied Gold Corp. 13,977 212,875
AltaGas, Ltd. 138,740 4,076,598
Altius Minerals Corp. 21,671 587,111
Altus Group, Ltd. 9,258 380,720
Amerigo Resources, Ltd. 56,900 124,265
Andlauer Healthcare Group,
Inc., Class A 9,587 372,218
Andrew Peller, Ltd., Class A 8,000 28,434
ARC Resources, Ltd. 420,352 7,761,129
*Aritzia, Inc., Class B 66,402 4,642,903
ATCO., Ltd., Class I 30,955 1,167,592
*Athabasca Oil Corp. 480,820 2,364,379
AtkinsRealis Group, Inc. 62,046 4,379,952
#*ATS Corp. 4,588 125,987
*ATS Corp. 30,746 846,577
*Aurora Cannabis, Inc. 25,123 124,795
*AutoCanada, Inc. 14,210 256,483
B2Gold Corp. 675,724 2,961,100
B2Gold Corp. 408,272 1,792,314

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Badger Infrastructure
Solutions, Ltd. 22,713 $ 1,192,913
Bank of Montreal 41,395 5,147,380
Bank of Montreal, ADR 67,853 8,425,986
Bank of Nova Scotia (The) 67,346 4,421,481
Bank of Nova Scotia (The),
ADR 126,764 8,315,718
Barrick Mining Corp. 318,116 10,434,205
*Bausch + Lomb Corp. 11,082 165,565
#*Bausch Health Cos., Inc. 20,280 143,001
#*Bausch Health Cos., Inc.,
ADR 81,730 573,745
#Baytex Energy Corp. 370,467 896,323
#BCE, Inc. 9,642 220,621
#BCE, Inc., ADR 17,226 393,786
Birchcliff Energy, Ltd. 154,122 719,379
Bird Construction, Inc. 37,277 801,330
Black Diamond Group, Ltd. 37,101 395,861
#*BlackBerry, Ltd. 4,900 23,955
*BlackBerry, Ltd. 114,124 556,925
*Bombardier, Inc., Class A 1,500 207,836
*Bombardier, Inc., Class B 42,874 5,996,516
#*Bonterra Energy Corp. 4,600 11,885
#Boralex, Inc., Class A 56,769 1,140,931
BOYD GROUP, Inc. 13,508 2,159,795
*Bragg Gaming Group, Inc. 10,499 24,988
Brookfield Corp. 17,880 824,230
Brookfield Corp., ADR 152,463 7,020,921
#Brookfield Infrastructure
Corp. 47,495 2,151,998
#Brookfield Renewable Corp. 7,321 316,706
#BRP, Inc. 9,706 609,452
BRP, Inc. 1,175 73,813
*CAE, Inc. 60,502 1,697,686
*CAE, Inc. 32,101 902,214
*Calfrac Well Services, Ltd. 13,600 29,701
Calian Group, Ltd. 4,363 157,251
Cameco Corp. 37,654 3,848,615
Canaccord Genuity Group, Inc. 42,953 360,509
*Canada Goose Holdings, Inc.,
ADR 3,010 41,929
*Canada Packers, Inc. 12,496 149,205
Canadian Imperial Bank of
Commerce 116,137 9,632,288
Canadian Imperial Bank of
Commerce, ADR 50,828 4,212,116
Canadian National Railway Co. 2,426 232,861
Canadian National Railway
Co., ADR 61,950 5,941,625
Canadian Natural Resources,
Ltd. 494,579 15,836,420
Canadian Pacific Kansas City,
Ltd. 19,651 1,415,534
#Canadian Pacific Kansas
City, Ltd., Class A 46,773 3,365,317
Canadian Tire Corp., Ltd.,
Class A 38,627 4,434,324
Canadian Utilities, Ltd., Class
A 57,764 1,619,363
Shares Value †
CANADA — (Continued)
#*Canfor Corp. 62,806 $ 548,205
Capital Power Corp. 67,206 3,405,507
*Capstone Copper Corp. 303,644 2,713,216
Cardinal Energy, Ltd. 109,838 625,563
Cascades, Inc. 108,466 860,049
CCL Industries, Inc. 76,035 4,245,783
*Celestica, Inc. 80,136 27,605,249
*Celestica, Inc. 6,284 2,165,618
Cenovus Energy, Inc. 131,504 2,224,348
Cenovus Energy, Inc. 563,264 9,530,427
Centerra Gold, Inc. 192,151 2,253,178
CES Energy Solutions Corp. 233,297 1,600,103
CGI, Inc. 28,364 2,470,906
CGI, Inc., ADR 23,477 2,042,499
*Cineplex, Inc. 6,144 55,426
*Cipher Pharmaceuticals, Inc. 12,000 126,753
Cogeco Communications, Inc. 11,356 517,571
Cogeco, Inc. 2,673 111,849
*Colabor Group, Inc. 38,500 7,007
Colliers International Group,
Inc. 12,878 2,054,427
Colliers International Group,
Inc., Class B 2,114 337,585
#Computer Modelling Group,
Ltd. 65,024 246,888
*Conifex Timber, Inc. 10,794 1,810
Constellation Software, Inc. 2,361 6,219,634
Corby Spirit and Wine, Ltd. 4,700 46,022
#*Cronos Group, Inc. 152,616 383,066
Definity Financial Corp. 64,539 3,005,510
*Denison Mines Corp. 146,292 466,706
dentalcorp Holdings, Ltd. 15,846 123,271
*Descartes Systems Group,
Inc. (The) 3,375 297,709
*Descartes Systems Group,
Inc. (The) 6,551 579,147
Dexterra Group, Inc. 21,091 160,160
*Docebo, Inc. 6,194 155,386
Dollarama, Inc. 64,089 8,338,911
Doman Building Materials
Group, Ltd. 57,100 361,880
Dominion Lending Centres,
Inc. 4,700 36,898
*Dorel Industries, Inc., Class B 18,650 23,959
DPM Metals, Inc. 164,273 3,517,247
DREAM Unlimited Corp. 18,118 240,384
#Dye & Durham, Ltd. 12,493 45,919
Dynacor Group, Inc. 24,620 79,774
E-L Financial Corp., Ltd. 51,500 597,645
#*Eldorado Gold Corp. 83,069 2,129,889
*Eldorado Gold Corp., Class B 66,083 1,695,524
Element Fleet Management
Corp. 160,775 4,340,805
Emera, Inc. 65,858 3,134,148
Empire Co., Ltd., Class A 95,121 3,234,854
Enbridge, Inc. 101,191 4,717,524
#Enbridge, Inc. 58,293 2,720,881
Endeavour Mining PLC 152,103 6,099,752
#*Endeavour Silver Corp. 38,527 315,921

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Enerflex, Ltd. 79,698 $ 1,003,939
Enerflex, Ltd. 6,693 84,265
#*Energy Fuels, Inc. 31,800 653,634
Enghouse Systems, Ltd. 25,760 382,590
*Ensign Energy Services, Inc. 114,908 210,765
EQB, Inc. 24,043 1,535,258
*Equinox Gold Corp. 255,025 2,797,624
#*Equinox Gold Corp. 3,042 33,456
*ERO Copper Corp. 28,418 606,724
#*ERO Copper Corp. 40,079 856,701
Evertz Technologies, Ltd. 19,765 180,842
Exchange Income Corp. 19,357 1,061,551
Exco Technologies, Ltd. 14,940 69,734
Extendicare, Inc. 52,939 606,787
Fairfax Financial Holdings, Ltd. 8,016 13,027,266
Fiera Capital Corp. 50,739 227,776
Finning International, Inc. 124,004 6,712,845
*Firan Technology Group
Corp. 14,341 111,768
#First Majestic Silver Corp. 191,663 2,447,537
*First Quantum Minerals, Ltd. 296,675 6,165,775
FirstService Corp., Class WI 3,587 571,555
FirstService Corp., Class WI,
ADR 8,662 1,380,809
*Foraco International SA 5,900 8,716
Fortis, Inc. 36,789 1,851,068
Fortis, Inc. 36,434 1,830,080
*Fortuna Mining Corp. 68,299 564,954
#*Fortuna Mining Corp., ADR 214,047 1,770,169
Franco-Nevada Corp. 11,081 2,068,047
Franco-Nevada Corp. 423 79,093
Frontera Energy Corp. 6,859 27,365
*Galiano Gold, Inc. 70,680 169,493
Gamehost, Inc. 9,498 79,718
*GDI Integrated Facility
Services, Inc. 5,100 107,376
George Weston, Ltd. 62,220 3,786,976
GFL Environmental, Inc. 1,206 52,779
GFL Environmental, Inc. 28,634 1,251,019
Gibson Energy, Inc. 117,325 2,002,099
Gildan Activewear, Inc. 23,037 1,344,750
Gildan Activewear, Inc. 52,041 3,033,470
*GoGold Resources, Inc. 191,510 349,902
Great-West Lifeco, Inc. 76,750 3,257,007
*Haivision Systems, Inc. 5,500 20,137
Hammond Manufacturing Co.,
Ltd., Class A 2,600 20,820
Hammond Power Solutions,
Inc. 6,000 916,390
Headwater Exploration, Inc. 191,698 1,012,429
High Liner Foods, Inc. 11,484 139,006
Hudbay Minerals, Inc. 189,967 3,039,472
Hudbay Minerals, Inc., Class A 171,640 2,753,786
ΩHydro One, Ltd., Class R 38,042 1,404,498
iA Financial Corp., Inc. 72,577 8,575,704
*IAMGOLD Corp. 126,147 1,460,782
*IAMGOLD Corp. 340,638 3,948,158
*Imperial Metals Corp. 12,540 61,306
Imperial Oil, Ltd. 615 54,449
Shares Value †
CANADA — (Continued)
Imperial Oil, Ltd. 69,517 $ 6,132,095
Information Services Corp. 7,700 203,937
Intact Financial Corp. 37,023 6,913,127
*Interfor Corp. 47,379 267,472
*Ivanhoe Mines, Ltd. 28,877 289,151
ΩJamieson Wellness, Inc. 24,035 597,294
*K92 Mining, Inc. 186,506 2,482,487
K-Bro Linen, Inc. 7,729 207,684
*Kelt Exploration, Ltd. 142,987 680,672
Keyera Corp. 110,189 3,256,558
*Kinaxis, Inc. 2,776 336,492
Kinross Gold Corp. 703,916 16,359,008
Kinross Gold Corp. 290,213 6,756,413
*Knight Therapeutics, Inc. 60,731 253,127
*Kolibri Global Energy, Inc.,
Class R 18,600 80,445
Lassonde Industries, Inc.,
Class A 2,000 311,701
Laurentian Bank of Canada 38,130 906,205
Leon's Furniture, Ltd. 19,587 408,333
*Lightspeed Commerce, Inc. 6,157 74,043
#*Lightspeed Commerce, Inc. 89,328 1,071,936
*<Lightstream Resources, Ltd. 52,634 –
Linamar Corp. 34,961 1,895,078
Loblaw Cos., Ltd. 123,708 4,921,303
*Lucara Diamond Corp. 184,114 23,652
Lundin Gold, Inc. 77,570 5,278,735
Lundin Mining Corp.,
Registered 479,193 7,715,515
Magellan Aerospace Corp. 8,300 102,065
Magna International, Inc. 80,925 3,826,921
Magna International, Inc. 83,072 3,921,829
Mainstreet Equity Corp. 2,696 363,199
*Major Drilling Group
International, Inc. 55,874 492,484
Manulife Financial Corp. 38,654 1,252,189
Manulife Financial Corp., ADR 242,004 7,833,669
Maple Leaf Foods, Inc. 62,480 1,202,199
Martinrea International, Inc. 55,907 403,796
*Mattr Corp. 40,710 317,858
*MDA Space, Ltd. 63,121 1,233,453
*Medexus Pharmaceuticals,
Inc. 5,500 10,991
Medical Facilities Corp. 12,666 130,624
*MEG Energy Corp. 176,541 3,739,597
Melcor Developments, Ltd. 6,900 72,637
Meren Energy, Inc. 155,928 202,540
#Methanex Corp. 22,878 901,307
Methanex Corp., ADR 25,447 1,000,576
Metro, Inc. 71,196 4,750,465
Morguard Corp. 1,200 99,630
MTY Food Group, Inc. 13,819 333,751
Mullen Group, Ltd. 65,752 661,673
National Bank of Canada 170,074 19,020,516
Neo Performance Materials,
Inc. 12,921 178,348
*New Gold, Inc. 523,681 3,860,846
*New Gold, Inc. 146,023 1,071,809
*NFI Group, Inc. 22,485 230,122

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
North American Construction
Group, Ltd. 2,192 $ 34,151
North American Construction
Group, Ltd. 19,752 307,878
#North West Co., Inc. (The) 41,228 1,338,810
Northland Power, Inc. 191,302 3,499,319
#Nutrien, Ltd. 157,913 8,598,363
*NuVista Energy, Ltd. 150,606 1,792,890
#*Obsidian Energy, Ltd. 60,947 345,569
OceanaGold Corp. 188,039 4,209,959
Open Text Corp. 23,244 892,666
Open Text Corp. 142,119 5,450,264
OR Royalties, Inc. 27,695 889,466
OR Royalties, Inc. 32,442 1,037,495
*Orezone Gold Corp. 65,500 65,446
#*Organigram Global, Inc. 51,421 83,302
*Orla Mining, Ltd. 128,194 1,323,889
Pan American Silver Corp. 118,486 4,171,892
Pan American Silver Corp. 92,290 3,253,846
Paramount Resources, Ltd.,
Class A 69,126 1,134,709
Parex Resources, Inc. 83,301 1,066,567
#Parkland Corp. 92,292 2,632,115
Pason Systems, Inc. 45,522 388,244
Pembina Pipeline Corp. 171,454 6,486,105
Pembina Pipeline Corp. 19,252 729,052
Pet Valu Holdings, Ltd. 20,585 511,264
Peyto Exploration &
Development Corp. 281,301 4,101,616
PHX Energy Services Corp. 22,960 124,865
Pine Cliff Energy, Ltd. 18,000 9,763
Pizza Pizza Royalty Corp. 18,574 205,604
Polaris Renewable Energy,
Inc. 15,568 144,664
Pollard Banknote, Ltd. 5,725 82,781
*Precision Drilling Corp. 2,896 173,907
*Precision Drilling Corp. 8,603 515,406
Premium Brands Holdings
Corp. 29,801 2,056,708
*Quarterhill, Inc. 66,428 51,676
Quebecor, Inc., Class B 105,453 3,367,211
#*Questerre Energy Corp.,
Class A 32,700 7,235
RB Global, Inc. 5,800 576,047
RB Global, Inc. 30,470 3,023,233
*Real Matters, Inc. 5,538 29,090
Restaurant Brands
International, Inc. 50,387 3,309,922
Restaurant Brands
International, Inc. 9,100 598,289
Richelieu Hardware, Ltd. 31,952 876,819
#Rogers Communications,
Inc., Class B 48,677 1,906,920
Rogers Communications, Inc.,
Class B, ADR 39,921 1,562,508
Rogers Sugar, Inc. 73,439 323,915
Royal Bank of Canada 205,349 30,113,164
Royal Bank of Canada, ADR 138,732 20,324,238
Russel Metals, Inc. 65,207 2,020,223
Shares Value †
CANADA — (Continued)
*Sangoma Technologies Corp. 13,900 $ 73,114
Saputo, Inc. 143,979 3,482,460
Savaria Corp. 5,966 93,717
Secure Waste Infrastructure
Corp. 203,265 2,540,178
*Shopify, Inc., Class A 2,608 453,904
*Shopify, Inc., Class A 14,868 2,584,950
Sienna Senior Living, Inc. 52,923 722,939
*Source Energy Services, Ltd. 6,200 54,471
South Bow Corp. 5,007 130,004
South Bow Corp., ADR 117,393 3,044,000
*Spartan Delta Corp. 11,905 53,359
ΩSpin Master Corp. 6,738 100,170
Sprott, Inc. 5,270 433,139
Sprott, Inc. 1,288 105,552
*SSR Mining, Inc. 147,141 3,330,008
Stantec, Inc. 25,833 2,863,635
Stantec, Inc. 11,042 1,224,337
Stella-Jones, Inc. 41,525 2,359,351
Ω*STEP Energy Services, Ltd. 5,423 21,171
*Steppe Gold, Ltd. 26,100 40,049
StorageVault Canada, Inc.,
Class B 92,255 325,920
Strathcona Resources, Ltd. 262 6,919
#Sun Life Financial, Inc. 54,895 3,342,321
Sun Life Financial, Inc. 124,985 7,606,587
Suncor Energy, Inc. 339,260 13,505,941
Suncor Energy, Inc. 90,906 3,623,524
*SunOpta, Inc. 11,600 60,552
Superior Plus Corp. 126,448 720,162
Supremex, Inc. 9,390 24,662
Surge Energy, Inc. 80,855 382,592
Sylogist, Ltd. 12,000 57,810
Taiga Building Products, Ltd. 12,900 31,763
Tamarack Valley Energy, Ltd. 453,366 2,015,823
*Taseko Mines, Ltd. 136,980 620,792
*Taseko Mines, Ltd. 49,779 225,499
TC Energy Corp. 189,572 9,508,932
Teck Resources, Ltd., Class A 700 30,150
Teck Resources, Ltd., Class B 212,039 9,100,714
Teck Resources, Ltd., Class B 31,084 1,334,849
*Telesat Corp. 2,600 78,344
TELUS Corp. 62,596 916,279
*TerrAscend Corp. 9,700 6,854
TerraVest Industries, Inc. 7,259 703,441
TFI International, Inc. 18,276 1,639,906
TFI International, Inc. 23,580 2,121,131
#Thomson Reuters Corp. 7,980 1,221,419
Thomson Reuters Corp. 570 87,399
#*Tilray Brands, Inc. 287,000 384,580
TMX Group, Ltd. 53,817 1,986,906
*Torex Gold Resources, Inc. 79,248 3,277,043
Toromont Industries, Ltd. 42,592 5,122,348
Toronto-Dominion Bank (The) 112,092 9,212,800
Toronto-Dominion Bank (The),
ADR 107,576 8,835,217
Total Energy Services, Inc. 37,110 373,444
Tourmaline Oil Corp. 180,477 7,946,063

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
TransAlta Corp. 55,192 $ 975,243
TransAlta Corp., Class A 132,592 2,345,898
*Transat AT, Inc. 6,800 10,240
Transcontinental, Inc., Class A 63,451 891,661
Trican Well Service, Ltd. 261,302 979,078
Triple Flag Precious Metals
Corp. 25,881 718,457
*Trisura Group, Ltd. 15,937 439,614
Vermilion Energy, Inc. 119,247 890,775
#Vermilion Energy, Inc. 10,622 79,524
VersaBank 3,028 35,942
VersaBank 4,000 47,789
*VerticalScope Holdings, Inc. 9,300 25,554
*<Victoria Gold Corp. 367 24
*Viemed Healthcare, Inc. 6,272 40,517
*Vitalhub Corp. 13,200 103,252
Wajax Corp. 18,462 327,695
*Wall Financial Corp. 100 1,127
Waste Connections, Inc. 21,755 3,647,878
*Well Health Technologies
Corp. 183,400 687,186
*Wesdome Gold Mines, Ltd. 123,993 1,872,528
West Fraser Timber Co., Ltd. 6,273 382,653
West Fraser Timber Co., Ltd. 31,918 1,949,956
Westshore Terminals
Investment Corp. 23,489 432,178
Wheaton Precious Metals
Corp. 2,186 211,322
Wheaton Precious Metals
Corp. 23,841 2,301,133
Whitecap Resources, Inc. 525,109 3,912,599
Whitecap Resources, Inc. 351,415 2,618,042
#*WildBrain, Ltd. 34,706 37,154
Winpak, Ltd. 13,785 423,246
WSP Global, Inc. 25,594 4,897,959
*Yangarra Resources, Ltd. 9,301 6,771
Yellow Pages, Ltd. 5,310 41,687
TOTAL CANADA 803,640,693
CHILE — (0.1%)
Aguas Andinas SA, Class A 1,945,895 741,459
Banco de Chile 1,331,883 233,830
Banco de Chile, Sponsored
ADR 16,978 592,702
Banco de Credito e
Inversiones SA 16,925 870,353
Banco Itau Chile SA 11,942 217,048
Banco Santander Chile 1,174,867 85,007
Banco Santander Chile,
Sponsored ADR 7,448 213,758
Besalco SA 175,143 206,659
BICECORP SA 731,423 255,643
*CAP SA 36,693 245,356
Cencosud SA 328,030 1,017,690
Cencosud Shopping SA 116,417 276,164
Cia Cervecerias Unidas SA 13,530 86,163
#Cia Cervecerias Unidas SA,
Sponsored ADR 31,769 409,820
Colbun SA 3,312,830 498,244
Shares Value †
CHILE — (Continued)
Embotelladora Andina SA,
Sponsored ADR 8,420 $ 227,845
Empresa Nacional de
Telecomunicaciones SA 135,488 645,224
Empresas CMPC SA 479,754 692,517
Empresas Copec SA 94,532 676,157
Enel Americas SA 1,525,814 144,133
Enel Chile SA 7,190,813 549,520
#Enel Chile SA, Sponsored
ADR 18,409 70,875
Engie Energia Chile SA 257,828 371,213
Falabella SA 111,209 698,181
Forus SA 30,338 70,090
Inversiones Aguas
Metropolitanas SA 299,391 301,877
Inversiones La Construccion
SA 25,782 410,469
#Latam Airlines Group SA,
ADR 4,871 219,146
Molibdenos y Metales SA 1,797 10,490
*Multiexport Foods SA 175,108 48,694
Parque Arauco SA 213,409 595,719
PAZ Corp. SA 30,769 24,516
Plaza SA 181,682 511,976
Ripley Corp. SA 696,716 336,465
Salfacorp SA 319,446 350,922
Sigdo Koppers SA 95,778 138,773
SMU SA 1,889,398 306,823
Sociedad Matriz SAAM SA,
Class B 1,954,512 259,311
*Sociedad Quimica y Minera
de Chile SA, Class B 972 46,858
#*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 9,001 440,959
SONDA SA 281,055 101,714
*Vina Concha y Toro SA 190,306 207,846
TOTAL CHILE 14,408,209
CHINA — (9.1%)
263 Network Communications
Co., Ltd., Class A 29,800 26,778
360 Security Technology, Inc.,
Class A 27,800 46,722
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 68,600 200,052
Ω3SBio, Inc. 1,566,000 6,205,810
5I5J Holding Group Co., Ltd.,
Class A 172,300 69,430
AAC Technologies Holdings,
Inc. 673,500 3,466,200
Accelink Technologies Co.,
Ltd., Class A 21,800 192,771
ADAMA, Ltd., Class A 42,400 38,219
Addsino Co., Ltd., Class A 58,500 68,749
*Adicon Holdings, Ltd. 12,500 9,714
Advanced Micro-Fabrication
Equipment, Inc., Class A 1,410 55,305
Advanced Technology &
Materials Co., Ltd., Class A 18,200 54,276

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*AECC Aero Science and
Technology Co., Ltd., Class A 17,000 $ 64,064
AECC Aero-Engine Control
Co., Ltd., Class A 13,600 35,841
AECC Aviation Power Co.,
Ltd., Class A 11,700 64,198
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 32,800 87,823
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 38,300 107,497
#*Agile Group Holdings, Ltd. 1,262,000 68,197
Agricultural Bank of China,
Ltd., Class H 5,340,000 4,067,420
Aier Eye Hospital Group Co.,
Ltd., Class A 68,684 118,134
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,700 21,293
*Air China, Ltd., Class H 1,126,000 827,238
Aisino Corp., Class A 78,300 91,358
ΩAK Medical Holdings, Ltd. 218,000 164,646
Ω*Akeso, Inc. 351,000 5,121,253
Alibaba Group Holding, Ltd.,
Class W 1,636,624 34,765,783
#Alibaba Group Holding, Ltd.,
Sponsored ADR 53,632 9,140,502
*Alibaba Health Information
Technology, Ltd. 380,000 283,575
ΩA-Living Smart City Services
Co., Ltd., Class H 422,250 134,191
All Winner Technology Co.,
Ltd., Class A 10,010 64,384
Allmed Medical Products Co.,
Ltd., Class A 50,250 76,903
Aluminum Corp. of China, Ltd.,
Class H 2,812,000 3,574,607
*Amlogic Shanghai Co., Ltd.,
Class A 3,374 40,741
Amoy Diagnostics Co., Ltd.,
Class A 18,600 59,647
*<Amrita Global Development,
Ltd. 272,000 20,998
An Hui Wenergy Co., Ltd.,
Class A 57,100 65,660
ANE Cayman, Inc. 494,500 729,770
Angang Steel Co., Ltd., Class
H 986,000 257,531
Angel Yeast Co., Ltd., Class A 27,100 147,709
ΩAngelalign Technology, Inc. 23,200 191,040
Anhui Anfu Battery Technology
Co., Ltd. 17,400 98,455
Anhui Anke Biotechnology
Group Co., Ltd., Class A 51,800 79,348
Anhui Construction
Engineering Group Co., Ltd.,
Class A 76,700 51,045
#Anhui Expressway Co., Ltd.,
Class H 184,000 291,665
*Anhui Golden Seed Winery
Co., Ltd., Class A 25,500 37,200
Shares Value †
CHINA — (Continued)
Anhui Gujing Distillery Co.,
Ltd., Class A 4,800 $ 108,505
Anhui Heli Co., Ltd., Class A 63,500 185,714
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 85,900 86,355
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 39,290 99,849
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 50,000 40,507
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 343,240
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 139,900 125,909
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 80,351
Anhui Kouzi Distillery Co., Ltd.,
Class A 30,600 139,289
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 7,400 6,244
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 68,242
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 44,100 52,817
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 41,100 76,923
Anhui Yingjia Distillery Co.,
Ltd., Class A 25,100 149,354
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 73,443
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 95,800 308,158
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 6,524 180,288
Anjoy Foods Group Co., Ltd.,
Class A 13,600 141,094
Anker Innovations Technology
Co., Ltd., Class A 3,250 53,343
ANTA Sports Products, Ltd. 665,800 6,938,808
Anton Oilfield Services Group 1,716,000 231,826
Aoshikang Technology Co.,
Ltd., Class A 20,000 108,589
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 154,900 69,161
*Aowei Holdings, Ltd. 59,000 1,890
Apeloa Pharmaceutical Co.,
Ltd., Class A 56,800 123,932
ApicHope Pharmaceutical
Group Co., Ltd. 17,427 136,876
Appotronics Corp., Ltd. 20,615 52,187
APT Medical, Inc., Class A 2,148 83,239
Arcsoft Corp., Ltd., Class A 3,661 27,516
Arctech Solar Holding Co., Ltd. 16,083 96,761

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ω*Arrail Group, Ltd. 45,000 $ 10,943
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 23,600 138,407
Ω#AsiaInfo Technologies, Ltd. 233,600 271,104
Asian Star Anchor Chain Co.,
Ltd., Class A 23,000 33,327
*ASR Microelectronics Co.,
Ltd., Class A 9,174 120,242
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 52,335
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,600 37,867
*AustAsia Group, Ltd. 89,387 20,587
Autel Intelligent Technology
Corp., Ltd., Class A 22,251 120,249
Autobio Diagnostics Co., Ltd.,
Class A 14,200 76,680
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 603,544
AviChina Industry &
Technology Co., Ltd., Class H 2,593,000 1,321,155
AVICOPTER PLC, Class A 10,400 52,626
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 38,802
ΩBAIC Motor Corp., Ltd.,
Class H 1,513,000 391,283
Baimtec Material Co., Ltd. 2,874 21,633
Baiyin Nonferrous Group Co.,
Ltd., Class A 253,800 188,152
Bank of Beijing Co., Ltd.,
Class A 263,910 207,134
Bank of Changsha Co., Ltd.,
Class A 339,600 456,313
Bank of Chengdu Co., Ltd.,
Class A 123,900 292,430
Bank of China, Ltd., Class H 11,105,800 6,287,219
*Bank of Chongqing Co., Ltd.,
Class H 529,000 546,547
Bank of Communications Co.,
Ltd., Class H 1,411,695 1,253,274
*Bank of Gansu Co., Ltd.,
Class H 329,000 10,498
Bank of Guiyang Co., Ltd.,
Class A 121,640 103,840
Bank of Hangzhou Co., Ltd.,
Class A 191,915 423,050
Bank of Jiangsu Co., Ltd.,
Class A 325,700 492,969
Bank of Nanjing Co., Ltd.,
Class A 159,100 252,648
Bank of Ningbo Co., Ltd.,
Class A 117,200 466,348
Bank of Shanghai Co., Ltd.,
Class A 182,221 242,799
*Bank of Suzhou Co., Ltd.,
Class A 336,060 390,216
Bank of Tianjin Co., Ltd., Class
H 107,000 35,106
Shares Value †
CHINA — (Continued)
Bank of Xi'an Co., Ltd., Class
A 159,300 $ 87,006
ΩBank of Zhengzhou Co., Ltd.,
Class H 223,000 36,726
*Baoding Tianwei Baobian
Electric Co., Ltd. 21,244 25,264
Baoji Titanium Industry Co.,
Ltd. 26,100 117,413
Baoshan Iron & Steel Co., Ltd.,
Class A 214,884 222,359
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 29,600 22,068
Baowu Magnesium
Technology Co., Ltd., Class A 19,040 38,255
Baoxiniao Holding Co., Ltd.,
Class A 125,900 69,471
Baoye Group Co., Ltd., Class
H 87,040 46,587
#*Baozun, Inc., Class A 24,500 27,992
*Baozun, Inc., Class A,
Sponsored ADR 20,679 67,827
#BBMG Corp., Class H 926,000 97,697
BBMG Jidong Cement Group
Co., Ltd., Class A 132,100 89,399
*Be Friends Holding, Ltd.,
Class A 596,000 87,419
Bear Electric Appliance Co.,
Ltd., Class A 10,200 69,029
Befar Group Co., Ltd., Class A 124,400 75,455
Beibuwan Port Co., Ltd., Class
A 109,800 135,048
Beijing BDStar Navigation Co.,
Ltd., Class A 12,600 53,268
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 31,391
Beijing Capital Development
Co., Ltd., Class A 125,000 107,936
*Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 351,800 157,568
*Beijing Capital International
Airport Co., Ltd., Class H 1,642,000 589,432
Beijing Career International
Co., Ltd., Class A 6,700 27,704
Beijing Changjiu Logistics
Corp., Class A 18,800 21,750
Beijing CTJ Information
Technology Co., Ltd., Class A 12,000 37,623
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 220,800 127,726
Beijing Dahao Technology
Corp., Ltd., Class A 12,500 33,592
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 237,003
Beijing eGOVA Co., Ltd.,
Class A 11,300 25,956
Beijing Energy International
Holding Co., Ltd. 380,600 60,232

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Enlight Media Co., Ltd.,
Class A 26,500 $ 62,694
Beijing Enterprises Holdings,
Ltd. 403,500 1,770,329
Beijing Enterprises Water
Group, Ltd. 3,153,000 1,014,192
Beijing Fengjing Automotive
Parts Co., Ltd. 184,700 99,063
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 69,700 73,788
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 95,013
Beijing Haohua Energy
Resource Co., Ltd., Class A 86,600 93,868
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,527 42,890
Beijing Jetsen Technology Co.,
Ltd., Class A 192,700 179,923
Beijing Jingneng Clean Energy
Co., Ltd., Class H 714,000 227,827
Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 81,168
Beijing Kingsoft Office
Software, Inc., Class A 558 28,125
*Beijing Leike Defense
Technology Co., Ltd., Class A 61,800 47,810
Beijing New Building Materials
PLC, Class A 66,300 221,272
Beijing North Star Co., Ltd.,
Class H 518,000 57,984
Beijing Oriental Jicheng Co.,
Ltd. 5,100 21,303
Beijing Originwater Technology
Co., Ltd., Class A 125,616 76,898
Beijing Roborock Technology
Co., Ltd., Class A 3,537 81,146
Beijing Sanyuan Foods Co.,
Ltd. 81,600 55,452
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 39,936
Beijing Shougang Co., Ltd.,
Class A 125,900 74,243
Beijing Shunxin Agriculture
Co., Ltd., Class A 23,300 51,263
Beijing Sifang Automation Co.,
Ltd., Class A 23,900 94,563
Beijing Sinnet Technology Co.,
Ltd., Class A 36,376 69,614
*Beijing Sinohytec Co., Ltd.,
Class H 11,600 44,029
Beijing SL Pharmaceutical Co.,
Ltd., Class A 62,900 66,678
*Beijing Sojo Electric Co., Ltd.,
Class A 25,000 26,993
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 94,600 53,129
*Beijing Strong
Biotechnologies, Inc., Class A 38,100 73,127
Shares Value †
CHINA — (Continued)
Beijing SuperMap Software
Co., Ltd., Class A 13,900 $ 33,880
Beijing Teamsun Technology
Co., Ltd., Class A 24,500 65,668
*Beijing Thunisoft Corp., Ltd.,
Class A 70,200 78,950
Beijing Tiantan Biological
Products Corp., Ltd., Class A 58,160 150,499
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 148,000 164,334
Beijing Tong Ren Tang Co.,
Ltd., Class A 11,400 54,245
Beijing Ultrapower Software
Co., Ltd., Class A 58,000 99,025
Beijing United Information
Technology Co., Ltd., Class A 46,600 185,818
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 50,000 9,264
Beijing VRV Software Corp.,
Ltd., Class A 38,400 33,643
Beijing Wandong Medical
Technology Co., Ltd. 12,700 28,298
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 82,071
*Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 177,770
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 87,126
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 72,272
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 449,300 327,406
*Beiqi Foton Motor Co., Ltd.,
Class A 471,400 198,561
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 42,205
*BeOne Medicines, Ltd., Class
H 15,200 363,367
#*BeOne Medicines, Ltd.,
Sponsored ADR 1,423 441,813
Best Pacific International
Holdings, Ltd. 96,000 40,514
Bestore Co., Ltd., Class A 58,700 102,116
*Bestway Marine & Energy
Technology Co., Ltd., Class A 42,900 40,598
Bethel Automotive Safety
Systems Co., Ltd., Class A 10,080 70,948
Betta Pharmaceuticals Co.,
Ltd., Class A 5,800 46,328
Beyondsoft Corp., Class A 15,000 28,706
BGI Genomics Co., Ltd., Class
A 10,400 71,842
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 45,400 101,863
*Bilibili, Inc., Class Z 79,200 2,368,194
Binhai Investment Co., Ltd. 268,063 37,249
Binjiang Service Group Co.,
Ltd. 53,000 168,024

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Black Peony Group Co., Ltd.,
Class A 58,200 $ 69,867
Bloomage Biotechnology
Corp., Ltd., Class A 2,394 18,148
Ω#Blue Moon Group Holdings,
Ltd. 356,000 136,039
Blue Sail Medical Co., Ltd.,
Class A 56,900 43,940
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 107,800 111,247
Bluestar Adisseo Co., Class A 33,800 44,657
ΩBOC Aviation, Ltd. 169,700 1,486,911
BOC International China Co.,
Ltd., Class A 33,400 65,888
*BOE HC SemiTek Corp.,
Class A 63,600 71,170
BOE Technology Group Co.,
Ltd., Class A 793,700 452,444
#BOE Varitronix, Ltd. 215,000 138,037
*Bohai Leasing Co., Ltd.,
Class A 454,200 227,666
*Bomin Electronics Co., Ltd. 41,200 68,606
Bosideng International
Holdings, Ltd. 3,298,000 2,019,824
Bright Dairy & Food Co., Ltd.,
Class A 76,100 89,325
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 40,264
Bros Eastern Co., Ltd., Class A 60,700 45,511
B-Soft Co., Ltd., Class A 78,600 52,531
BTG Hotels Group Co., Ltd.,
Class A 73,700 150,354
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 42,400 62,866
BYD Co., Ltd. 447,000 5,785,775
BYD Electronic International
Co., Ltd. 703,000 3,305,064
By-health Co., Ltd., Class A 53,100 93,567
C&D International Investment
Group, Ltd. 582,606 1,194,866
C&S Paper Co., Ltd., Class A 42,100 47,111
Caitong Securities Co., Ltd.,
Class A 64,370 77,726
Ω*CALB Group Co., Ltd.,
Class H 53,300 229,324
Camel Group Co., Ltd., Class
A 53,200 76,189
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 103,500 67,719
Canmax Technologies Co.,
Ltd., Class A 22,470 95,972
Ω*CanSino Biologics, Inc.,
Class H 32,800 195,225
*Capital Environment Holdings,
Ltd. 2,440,000 26,685
*Castech, Inc., Class A 15,840 102,972
Cathay Biotech, Inc. 4,647 33,145
Shares Value †
CHINA — (Continued)
CCCC Design & Consulting
Group Co., Ltd., Class A 32,400 $ 34,892
CCS Supply Chain
Management Co., Ltd., Class
A 75,100 50,297
CECEP Solar Energy Co.,
Ltd., Class A 161,000 105,340
CECEP Wind-Power Corp.,
Class A 324,620 140,837
Center International Group
Co., Ltd., Class A 15,600 32,811
Central China New Life, Ltd.,
Class H 207,000 24,503
Central China Securities Co.,
Ltd., Class H 664,000 220,416
*CETC Chips Technology,
Inc., Class A 12,800 24,010
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 25,167
CETC Digital Technology Co.,
Ltd., Class A 12,390 47,352
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 39,518
CGN Mining Co., Ltd. 485,000 243,991
CGN New Energy Holdings
Co., Ltd. 1,146,000 405,484
CGN Nuclear Technology
Development Co., Ltd., Class
A 43,000 48,903
ΩCGN Power Co., Ltd., Class
H 3,356,000 1,329,930
Changbai Mountain Tourism
Co., Ltd. 15,200 111,979
*Changchun Faway
Automobile Components Co.,
Ltd., Class A 49,700 65,734
Changchun High-Tech Industry
Group Co., Ltd., Class A 9,100 143,433
Changhong Meiling Co., Ltd. 21,300 20,785
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 88,100 52,695
Changjiang Securities Co.,
Ltd., Class A 70,000 86,686
*ChangYuan Technology
Group, Ltd., Class A 67,200 31,985
Changzheng Engineering
Technology Co., Ltd., Class A 23,800 63,391
Changzhou Qianhong
Biopharma Co., Ltd., Class A 51,100 66,725
*Changzhou Xingyu
Automotive Lighting Systems
Co., Ltd., Class A 5,100 92,802
Chaowei Power Holdings, Ltd.,
Class A 330,000 61,566
Chaozhou Three-Circle Group
Co., Ltd., Class A 5,500 38,372
*Chen Lin Education Group
Holdings, Ltd. 174,000 35,820

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Cheng De Lolo Co., Ltd.,
Class A 51,300 $ 66,482
Chengdu ALD Aviation
Manufacturing Corp., Class A 6,100 22,440
Chengdu B-Ray Media Co.,
Ltd., Class A 34,000 23,964
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 29,870 47,643
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 45,533
Chengdu Haoneng Technology
Co., Ltd., Class A 144,150 274,446
Chengdu Hongqi Chain Co.,
Ltd., Class A 129,400 99,926
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 41,900 199,080
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 109,262
Chengdu Leejun Industrial Co.,
Ltd., Class A 22,800 35,822
Chengdu Spaceon Electronics
Co., Ltd., Class A 10,100 24,916
Chengdu Wintrue Holding Co.,
Ltd., Class A 92,300 135,296
Chengdu Xingrong
Environment Co., Ltd., Class A 91,800 90,998
*Chengtun Mining Group Co.,
Ltd., Class A 208,800 326,587
Chenguang Biotech Group
Co., Ltd., Class A 25,009 46,912
Chengxin Lithium Group Co.,
Ltd., Class A 45,100 161,473
Chengzhi Co., Ltd., Class A 93,700 100,775
#Chervon Holdings, Ltd. 103,900 269,502
Chifeng Jilong Gold Mining
Co., Ltd., Class A 44,800 187,383
China Aerospace International
Holdings, Ltd. 1,184,000 86,833
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 29,200 26,362
China Aircraft Leasing Group
Holdings, Ltd. 151,823 86,927
*China Aluminum International
Engineering Corp., Ltd., Class
H 54,000 17,786
*China Anchu Energy Storage
Group, Ltd., Class A 242,000 14,790
China Animal Husbandry
Industry Co., Ltd., Class A 69,700 75,256
*China Automotive
Engineering Research Institute
Co., Ltd., Class A 42,400 104,240
China Baoan Group Co., Ltd.,
Class A 36,400 58,569
Ω*China Bohai Bank Co., Ltd.,
Class H 2,151,500 282,356
*China Boton Group Co., Ltd. 146,000 34,189
Shares Value †
CHINA — (Continued)
China CAMC Engineering Co.,
Ltd., Class A 81,400 $ 97,261
#China Chunlai Education
Group Co., Ltd. 109,000 61,146
China Cinda Asset
Management Co., Ltd., Class
H 7,802,000 1,264,831
China CITIC Bank Corp., Ltd.,
Class H 2,309,000 2,201,396
#China Coal Energy Co., Ltd.,
Class H 1,736,000 2,445,794
China Coal Xinji Energy Co.,
Ltd., Class A 170,600 173,421
China Communications
Services Corp., Ltd., Class H 1,702,000 1,020,473
*China Conch Environment
Protection Holdings, Ltd. 1,014,500 75,707
China Conch Venture
Holdings, Ltd. 1,098,500 1,373,796
China Construction Bank
Corp., Class H 19,690,200 19,507,287
China CSSC Holdings, Ltd.,
Class A 26,300 132,566
China CYTS Tours Holding
Co., Ltd., Class A 54,200 73,817
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,125,000 344,497
China Design Group Co., Ltd.,
Class A 54,500 59,763
#*<China Dili Group 715,600 11,398
ΩChina East Education
Holdings, Ltd. 399,000 335,743
*China Eastern Airlines Corp.,
Ltd., Class H 1,012,000 519,529
#China Education Group
Holdings, Ltd. 915,901 351,173
China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 664,000 20,760
China Energy Engineering
Corp., Ltd., Class A 440,709 149,125
China Energy Engineering
Corp., Ltd., Class H 2,244,000 334,917
China Everbright Bank Co.,
Ltd., Class H 1,363,000 559,426
China Everbright Environment
Group, Ltd. 1,673,074 1,035,419
ΩChina Everbright Greentech,
Ltd. 447,000 54,062
China Everbright Water, Ltd. 129,348 25,841
*China Express Airlines Co.,
Ltd., Class A 84,800 127,041
ΩChina Feihe, Ltd. 2,877,000 1,536,187
China Film Group Co., Ltd.,
Class A 40,800 82,834
*China First Heavy Industries
Co., Ltd., Class A 170,700 77,174
China Foods, Ltd. 702,000 374,836

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Galaxy Securities Co.,
Ltd., Class H 1,575,500 $ 2,266,294
China Gas Holdings, Ltd. 2,273,923 2,337,645
China Gold International
Resources Corp., Ltd. 120,535 2,043,112
China Gold International
Resources Corp., Ltd. 286,600 4,845,377
*China Great Wall Securities
Co., Ltd., Class A 46,700 72,454
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 83,811
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 33,500 40,968
China Hainan Rubber Industry
Group Co., Ltd., Class A 32,600 25,815
China Haisum Engineering
Co., Ltd. 19,500 28,830
China Hanking Holdings, Ltd. 433,000 242,344
China Harmony Auto Holding,
Ltd. 380,000 61,115
China Harzone Industry Corp.,
Ltd., Class A 19,700 23,041
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 52,163
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 49,469
China Hongqiao Group, Ltd. 2,401,000 9,119,364
ΩChina International Capital
Corp., Ltd., Class H 513,200 1,395,879
China International Marine
Containers Group Co., Ltd.,
Class H 634,380 579,514
China Isotope & Radiation
Corp., Class H 30,000 74,033
China Jinmao Holdings Group,
Ltd. 4,381,967 755,492
China Jushi Co., Ltd., Class A 160,700 370,035
China Kepei Education Group,
Ltd. 260,000 48,506
*China Kings Resources
Group Co., Ltd., Class A 28,812 74,354
China Leadshine Technology
Co., Ltd., Class A 9,100 56,397
China Lesso Group Holdings,
Ltd. 848,000 485,525
China Life Insurance Co., Ltd.,
Class H 482,000 1,520,630
China Lilang, Ltd. 348,000 150,892
Ω*China Literature, Ltd., Class
H 243,400 1,308,414
China Longyuan Power Group
Corp., Ltd., Class H 1,003,000 929,158
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 896,000 44,384
China Medical System
Holdings, Ltd. 790,000 1,365,083
Shares Value †
CHINA — (Continued)
China Meheco Group Co.,
Ltd., Class A 56,560 $ 89,578
China Meidong Auto Holdings,
Ltd. 408,000 92,916
China Mengniu Dairy Co., Ltd. 2,208,000 4,017,025
China Merchants Bank Co.,
Ltd., Class H 1,158,201 7,248,256
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 333,567
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 48,691
China Merchants Port Holdings
Co., Ltd. 1,140,443 2,206,874
China Merchants Property
Operation & Service Co., Ltd.,
Class A 38,800 62,485
ΩChina Merchants Securities
Co., Ltd., Class H 228,560 458,461
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 99,600 132,152
*<China Metal Recycling
Holdings, Ltd. 89,400 –
China Minsheng Banking
Corp., Ltd., Class H 3,327,120 1,703,757
#China Modern Dairy
Holdings, Ltd. 2,083,000 324,288
China National Accord
Medicines Corp., Ltd., Class A 46,080 164,464
China National Building
Material Co., Ltd., Class H 1,880,747 1,333,331
China National Chemical
Engineering Co., Ltd., Class A 37,800 41,026
China National Electric
Apparatus Research Institute
Co., Ltd. 15,905 71,952
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 70,300 81,530
China National Medicines
Corp., Ltd., Class A 12,600 52,684
China National Nuclear Power
Co., Ltd., Class A 392,401 494,754
Ω*China New Higher
Education Group, Ltd. 770,761 121,978
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 55,300 51,789
China Nonferrous Mining
Corp., Ltd. 1,110,000 2,049,420
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 7,600 54,218
*China Oil & Gas Group, Ltd.,
Class H 1,984,000 44,417
China Oilfield Services, Ltd.,
Class H 1,440,000 1,402,537

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
#China Overseas Grand
Oceans Group, Ltd. 1,417,562 $ 395,784
China Overseas Land &
Investment, Ltd. 2,243,827 3,761,749
China Overseas Property
Holdings, Ltd. 1,049,275 654,767
China Pacific Insurance Group
Co., Ltd., Class H 1,354,600 5,490,067
China Petroleum & Chemical
Corp., Class H 10,301,400 5,473,969
China Petroleum Engineering
Corp., Class A 173,300 86,623
China Power International
Development, Ltd. 1,993,333 859,173
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class A 61,300 59,043
China Qinfa Group, Ltd. 456,000 171,318
#China Railway Group, Ltd.,
Class H 2,065,000 1,046,821
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 92,103
China Railway Materials Co.,
Ltd., Class A 153,000 57,572
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 1,146,000 502,800
*China Railway Tielong
Container Logistics Co., Ltd.,
Class A 55,800 50,612
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 5,800 42,916
China Reinsurance Group
Corp., Class H 3,983,000 809,699
China Resource and
Environment Co., Ltd. 67,100 40,511
China Resources Beer
Holdings Co., Ltd. 1,223,962 4,188,954
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 17,500 62,066
China Resources Building
Materials Technology
Holdings, Ltd. 1,594,000 346,602
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 69,900 189,024
China Resources Gas Group,
Ltd. 696,300 1,913,611
China Resources Land, Ltd. 1,497,444 5,406,227
#China Resources Medical
Holdings Co., Ltd. 717,500 312,029
China Resources
Microelectronics, Ltd., Class A 4,922 35,065
ΩChina Resources Mixc
Lifestyle Services, Ltd. 336,600 1,759,179
ΩChina Resources
Pharmaceutical Group, Ltd. 1,446,500 926,838
Shares Value †
CHINA — (Continued)
#China Resources Power
Holdings Co., Ltd. 716,678 $ 1,713,270
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 42,633 172,573
China Risun Group, Ltd. 957,000 288,127
*China Ruyi Holdings, Ltd. 3,024,000 1,077,749
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 500,000 158,256
China Science Publishing &
Media, Ltd., Class A 13,200 36,159
*China Shanshui Cement
Group, Ltd. 234,000 22,882
ΩChina Shengmu Organic
Milk, Ltd. 1,157,000 51,358
China Shenhua Energy Co.,
Ltd., Class H 1,011,116 5,263,600
#*China Southern Airlines Co.,
Ltd., Class H 1,002,000 603,350
*China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 32,200 22,289
*China Southern Power Grid
Technology Co., Ltd., Class A 4,105 30,576
China State Construction
Development Holdings, Ltd. 522,000 79,252
China State Construction
Engineering Corp., Ltd., Class
A 375,200 286,052
China State Construction
International Holdings, Ltd. 1,510,000 1,717,455
China Sunshine Paper
Holdings Co., Ltd. 503,000 110,020
#China Suntien Green Energy
Corp., Ltd., Class H 818,000 457,824
China Taiping Insurance
Holdings Co., Ltd. 1,308,706 2,977,011
China Testing & Certification
International Group Co., Ltd.,
Class A 27,000 24,755
China Tianying, Inc., Class A 142,100 117,116
China Tobacco International
HK Co., Ltd. 152,000 740,424
Ω#*China Tourism Group Duty
Free Corp., Ltd., Class H 33,600 288,783
ΩChina Tower Corp., Ltd.,
Class H 3,697,000 5,341,771
China Traditional Chinese
Medicine Holdings Co., Ltd. 2,774,000 835,177
China TransInfo Technology
Co., Ltd., Class A 65,700 102,578
#China Travel International
Investment Hong Kong, Ltd. 1,702,000 376,655
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,920 124,639
#*China Vanke Co., Ltd., Class
H 1,539,310 871,435
#China Water Affairs Group,
Ltd. 310,000 250,482

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China West Construction
Group Co., Ltd., Class A 83,200 $ 77,099
China World Trade Center Co.,
Ltd., Class A 19,000 53,834
China XD Electric Co., Ltd.,
Class A 62,400 69,827
China XLX Fertiliser, Ltd. 583,000 549,830
China Yangtze Power Co.,
Ltd., Class A 149,500 589,835
China Yongda Automobiles
Services Holdings, Ltd. 915,500 201,424
Ω*China Youran Dairy Group,
Ltd., Class A 1,140,000 475,232
Ω*China Yuhua Education
Corp., Ltd., Class A 1,200,000 86,462
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 12,300 87,074
China Zheshang Bank Co.,
Ltd., Class H 1,883,000 612,953
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 15,100 19,632
#Chinasoft International, Ltd. 2,230,000 1,669,875
Chongqing Brewery Co., Ltd.,
Class A 6,900 52,024
Chongqing Changan
Automobile Co., Ltd., Class A 120,800 210,146
Chongqing Chuanyi
Automation Co., Ltd. 30,210 99,000
*Chongqing Department Store
Co., Ltd., Class A 25,600 98,342
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 169,225
*Chongqing Fuling Zhacai
Group Co., Ltd., Class A 26,050 47,987
Chongqing Gas Group Corp.,
Ltd., Class A 47,100 38,753
Chongqing Machinery &
Electric Co., Ltd., Class H 701,925 167,078
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 25,053
Chongqing Port Co., Ltd. 97,200 74,105
*Chongqing Qianli Technology
Co., Ltd., Class A 18,000 30,100
Chongqing Road & Bridge Co.,
Ltd., Class A 155,200 147,742
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,249,000 1,026,879
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 209,997
*Chongqing Taiji Industry
Group Co., Ltd. 21,700 63,983
Chongqing Zhifei Biological
Products Co., Ltd., Class A 36,800 106,387
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,800 39,448
Shares Value †
CHINA — (Continued)
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 59,400 $ 107,503
Chow Tai Fook Jewellery
Group, Ltd. 847,000 1,658,647
Chow Tai Seng Jewellery Co.,
Ltd., Class A 50,700 98,521
CIG Shanghai Co., Ltd., Class
A 22,800 329,855
CIMC Enric Holdings, Ltd. 512,000 494,069
Cinda Real Estate Co., Ltd.,
Class A 81,400 42,744
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 66,707
CITIC Heavy Industries Co.,
Ltd., Class A 130,000 137,077
*CITIC Press Corp., Class A 2,600 10,718
CITIC Securities Co., Ltd.,
Class H 274,225 1,043,665
CITIC, Ltd. 1,430,000 2,211,549
City Development Environment
Co., Ltd., Class A 48,500 101,668
*Citychamp Watch & Jewellery
Group, Ltd. 726,000 17,094
*ClouDr Group, Ltd. 190,000 29,335
#*CMGE Technology Group,
Ltd., Class H 1,598,000 81,214
CMOC Group, Ltd., Class H 2,748,000 5,947,011
CMST Development Co., Ltd.,
Class A 128,400 107,267
CNGR Advanced Material Co.,
Ltd., Class A 10,226 66,103
CNOOC Energy Technology &
Services, Ltd., Class A 256,400 140,400
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 87,610 97,546
COFCO Biotechnology Co.,
Ltd., Class A 105,100 87,506
COFCO Capital Holdings Co.,
Ltd., Class A 27,300 48,680
#*COFCO Joycome Foods,
Ltd., Class A 2,155,000 460,269
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 173,368
Cofoe Medical Technology
Co., Ltd., Class A 6,200 38,050
*COL Group Co., Ltd., Class A 5,700 22,841
Comba Telecom Systems
Holdings, Ltd. 1,086,000 410,803
Concord New Energy Group,
Ltd. 4,830,000 239,257
Contec Medical Systems Co.,
Ltd., Class A 11,400 26,314
Contemporary Amperex
Technology Co., Ltd., Class A 47,420 2,588,434
Continental Aerospace
Technologies Holding, Ltd. 3,773,948 65,066
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,261,752 1,785,759

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 178,500 $ 182,454
COSCO SHIPPING
Technology Co., Ltd. 11,400 28,155
Cosonic Intelligent
Technologies Co., Ltd., Class
A 43,200 100,748
CQ Pharmaceutical Holding
Co., Ltd., Class A 121,000 91,231
CRRC Corp., Ltd., Class H 1,941,000 1,470,946
Crystal Clear Electronic
Material Co., Ltd., Class A 22,300 54,637
ΩCSC Financial Co., Ltd.,
Class H 187,500 317,719
CSG Holding Co., Ltd., Class
A 138,100 92,296
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 246,171
CSPC Pharmaceutical Group,
Ltd. 6,632,080 6,527,806
CSSC Science & Technology
Co., Ltd., Class A 42,400 71,319
CTS International Logistics
Corp., Ltd., Class A 86,800 75,195
Cybrid Technologies, Inc. 39,500 64,722
Daan Gene Co., Ltd., Class A 90,760 83,085
Dajin Heavy Industry Co., Ltd.,
Class A 6,500 45,905
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 118,451
#Dalipal Holdings, Ltd. 302,000 251,790
Daqin Railway Co., Ltd., Class
A 149,200 120,035
Dashang Co., Ltd., Class A 34,364 84,918
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 62,711 160,954
Datang International Power
Generation Co., Ltd., Class H 1,410,000 433,584
DBG Technology Co., Ltd.,
Class A 33,100 143,280
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 108,795
Deppon Logistics Co., Ltd.,
Class A 30,200 63,222
*Dezhan Healthcare Co., Ltd. 128,900 79,270
DHC Software Co., Ltd., Class
A 84,300 122,386
Dian Diagnostics Group Co.,
Ltd., Class A 40,400 92,346
Digital China Group Co., Ltd.,
Class A 22,270 134,547
Digital China Information
Service Group Co., Ltd., Class
A 34,100 90,729
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 129,343
Dong-E-E-Jiao Co., Ltd., Class
A 16,500 110,019
Shares Value †
CHINA — (Continued)
#Dongfang Electric Corp., Ltd.,
Class H 149,600 $ 365,521
Dongfang Electronics Co.,
Ltd., Class A 39,200 65,496
DongFeng Automobile Co.,
Ltd., Class A 32,400 35,165
Dongfeng Electronic
Technology Co., Ltd., Class A 50,400 88,455
*Dongguan Aohai Technology
Co., Ltd., Class A 10,300 68,100
Dongguan Development
Holdings Co., Ltd., Class A 77,600 128,457
Dongguan Rural Commercial
Bank Co., Ltd., Class H 28,000 12,213
Dongguan Yutong Optical
Technology Co., Ltd. 14,300 61,900
Donghua Testing Technology
Co., Ltd. 4,200 31,838
Dongjiang Environmental Co.,
Ltd., Class H 39,600 12,687
Dongxing Securities Co., Ltd.,
Class A 94,000 167,220
Dongyue Group, Ltd. 1,112,000 1,432,171
Double Medical Technology,
Inc., Class A 8,700 61,125
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 196,701
East Money Information Co.,
Ltd., Class A 89,853 321,703
Eastcompeace Technology
Co., Ltd., Class A 15,700 53,368
E-Commodities Holdings, Ltd. 1,008,000 107,645
Ecovacs Robotics Co., Ltd.,
Class A 7,000 87,865
Edan Instruments, Inc., Class
A 16,200 31,548
Edifier Technology Co., Ltd.,
Class A 45,500 81,836
Edvantage Group Holdings,
Ltd. 313,989 56,559
EEKA Fashion Holdings, Ltd. 193,000 194,435
Electric Connector Technology
Co., Ltd., Class A 11,400 80,639
<Elion Energy Co., Ltd., Class
A 260,800 2,563
ENN Energy Holdings, Ltd. 324,100 2,820,999
ENN Natural Gas Co., Ltd.,
Class A 63,900 175,131
Eoptolink Technology, Inc.,
Ltd., Class A 22,344 1,080,173
Era Co., Ltd., Class A 62,500 37,383
Essex Bio-technology, Ltd. 157,000 86,861
Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 130,712
EVA Precision Industrial
Holdings, Ltd. 916,000 140,249
Eve Energy Co., Ltd., Class A 28,000 327,009
#Ever Sunshine Services
Group, Ltd. 490,000 110,329

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
ΩEverbright Securities Co.,
Ltd., Class H 120,000 $ 150,536
Ω*Everest Medicines, Ltd. 104,500 658,554
EverProX Technologies Co.,
Ltd., Class A 6,900 96,986
Explosive Co., Ltd., Class A 5,400 10,486
Eyebright Medical Technology
Beijing Co., Ltd. 6,283 57,200
Fangda Carbon New Material
Co., Ltd., Class A 126,471 109,384
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 136,233
Far East Smarter Energy Co.,
Ltd., Class A 66,100 72,390
*Farasis Energy Gan Zhou
Co., Ltd. 43,735 109,610
FAW Jiefang Group Co., Ltd.,
Class A 56,900 57,361
FAWER Automotive Parts Co.,
Ltd., Class A 60,262 47,551
Feilong Auto Components Co.,
Ltd. 31,700 100,010
Fengzhushou Co., Ltd., Class
A 4,900 23,997
FESCO Group Co., Ltd., Class
A 32,100 85,408
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 86,696
Fibocom Wireless, Inc., Class
A 23,720 90,953
Financial Street Holdings Co.,
Ltd., Class A 188,500 79,928
First Capital Securities Co.,
Ltd., Class A 51,300 55,749
#Flat Glass Group Co., Ltd.,
Class H 203,000 319,171
Focus Media Information
Technology Co., Ltd., Class A 113,188 123,164
Focused Photonics Hangzhou,
Inc., Class A 9,100 21,210
Foryou Corp., Class A 16,100 71,568
Foshan Electrical and Lighting
Co., Ltd., Class A 48,600 42,989
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 34,100 182,464
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 24,000 29,418
Fosun International, Ltd. 1,033,892 655,810
Founder Securities Co., Ltd.,
Class A 78,800 91,056
Foxconn Industrial Internet
Co., Ltd., Class A 223,800 2,262,431
Friend Co., Ltd. 9,600 19,329
Fu Shou Yuan International
Group, Ltd. 932,000 352,549
Fufeng Group, Ltd. 1,360,600 1,407,481
*Fujian Apex Software Co.,
Ltd. 6,186 34,403
Shares Value †
CHINA — (Continued)
Fujian Boss Software
Development Co., Ltd., Class
A 22,100 $ 42,293
Fujian Funeng Co., Ltd., Class
A 98,670 140,062
Fujian Fuxin Software
Development JSC, Ltd., Class
A 2,373 35,784
*Fujian Kuncai Material
Technology Co., Ltd. 10,600 27,459
Fujian Longking Co., Ltd.,
Class A 41,900 99,128
Fujian Qingshan Paper
Industry Co., Ltd. 234,900 118,073
*Fujian Snowman Group Co.,
Ltd., Class A 24,400 37,890
Fujian Star-net Communication
Co., Ltd., Class A 21,700 81,624
*Fujian Sunner Development
Co., Ltd., Class A 58,400 138,738
Fujian Tianma Science &
Technology Group Co., Ltd. 12,000 23,976
*Fujian Yuanli Active Carbon
Co., Ltd. 17,600 40,897
Fulin Precision Co., Ltd., Class
A 46,760 128,418
ΩFuyao Glass Industry Group
Co., Ltd., Class H 317,200 2,830,321
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 41,997
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 167,840 1,107,819
Gansu Energy Chemical Co.,
Ltd., Class A 414,300 150,660
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 26,800 6,359
Gansu Shangfeng Cement
Co., Ltd., Class A 161,100 255,371
Gansu Yasheng Industrial
Group Co., Ltd., Class A 114,400 49,793
Gaona Aero Material Co., Ltd.,
Class A 28,120 65,422
Gaush Meditech, Ltd., Class A 6,500 7,652
*G-bits Network Technology
Xiamen Co., Ltd., Class A 6,100 405,094
GCL Energy Technology Co.,
Ltd., Class A 79,500 119,547
#*GCL Technology Holdings,
Ltd., Class A 11,891,000 2,080,718
GD Power Development Co.,
Ltd., Class A 85,700 63,653
*GDS Holdings, Ltd., Class A 575,300 2,528,531
*GDS Holdings, Ltd.,
Sponsored ADR 1,736 61,975
Geely Automobile Holdings,
Ltd. 3,496,000 8,276,473
GEM Co., Ltd., Class A 133,400 159,580
Gemdale Corp., Class A 174,100 95,578

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
#Gemdale Properties &
Investment Corp., Ltd. 4,180,000 $ 94,118
*GemPharmatech Co., Ltd.,
Class A 12,740 31,876
*Genimous Technology Co.,
Ltd., Class A 41,500 53,141
#*Genscript Biotech Corp. 1,144,000 2,369,779
GEPIC Energy Development
Co., Ltd., Class A 23,500 22,998
Getein Biotech, Inc., Class A 16,100 18,830
GF Securities Co., Ltd., Class
H 441,400 1,065,989
Ω#Giant Biogene Holding Co.,
Ltd. 186,000 890,250
Giant Network Group Co., Ltd.,
Class A 31,100 153,224
Giantec Semiconductor Corp. 2,272 52,954
GigaDevice Semiconductor,
Inc., Class A 1,900 58,689
Ginlong Technologies Co.,
Ltd., Class A 17,100 193,107
*Glarun Technology Co., Ltd.,
Class A 20,400 81,803
GoerTek, Inc., Class A 54,400 250,909
Goke Microelectronics Co.,
Ltd., Class A 3,000 37,636
ΩGolden Throat Holdings
Group Co., Ltd. 97,500 43,028
Goldenmax International
Group, Ltd., Class A 17,100 39,495
Goldwind Science &
Technology Co., Ltd., Class H 551,953 937,415
Goneo Group Co., Ltd., Class
A 6,090 37,341
Goodbaby International
Holdings, Ltd. 433,000 66,297
*GoodWe Technologies Co.,
Ltd., Class A 5,903 50,417
Gotion High-tech Co., Ltd.,
Class A 10,900 69,649
#Grand Pharmaceutical
Group, Ltd. 813,500 864,557
Grandblue Environment Co.,
Ltd., Class A 18,000 71,143
*Grandjoy Holdings Group Co.,
Ltd., Class A 228,400 95,244
Great Wall Motor Co., Ltd. 1,980,500 3,855,403
Greatoo Intelligent Equipment,
Inc., Class A 68,000 74,280
Greattown Holdings, Ltd.,
Class A 95,600 73,557
Gree Electric Appliances, Inc.
of Zhuhai, Class A 74,600 416,350
#Greentown China Holdings,
Ltd. 895,000 955,778
ΩGreentown Management
Holdings Co., Ltd. 503,000 195,448
Greentown Service Group Co.,
Ltd. 1,110,000 638,391
Shares Value †
CHINA — (Continued)
GRG Banking Equipment Co.,
Ltd., Class A 38,100 $ 68,740
GRG Metrology & Test Group
Co., Ltd., Class A 39,200 115,306
Grinm Advanced Materials
Co., Ltd., Class A 24,000 76,594
*Guangdong Advertising
Group Co., Ltd., Class A 58,900 70,294
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,663 33,226
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 30,000 20,050
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 222,000 119,381
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 81,997
Guangdong DFP New Material
Group Co., Ltd. 132,600 90,668
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 176,068
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,400 84,136
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 87,358
Guangdong Electric Power
Development Co., Ltd., Class
A 36,600 24,409
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 57,200 90,511
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 39,200 93,181
Guangdong Goworld Co., Ltd.,
Class A 40,000 72,954
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 14,020 21,653
Guangdong Guanhao High-
Tech Co., Ltd., Class A 107,000 48,826
Guangdong Haid Group Co.,
Ltd., Class A 18,000 147,569
*Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 286,777
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 183,729
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 25,300 45,824
Guangdong Huate Gas Co.,
Ltd. 3,624 32,728
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 23,882 142,509
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 24,020 76,556

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Guangdong Land Holdings,
Ltd. 187,982 $ 6,409
Guangdong Lingxiao Pump
Industry Co., Ltd. 18,400 44,978
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 183,023
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 22,500 27,200
Guangdong Sirio Pharma Co.,
Ltd., Class A 16,562 55,786
Guangdong South New Media
Co., Ltd., Class A 17,200 116,667
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 54,200 82,872
Guangdong Topstar
Technology Co., Ltd., Class A 25,500 118,795
Guangdong Vanward New
Electric Co., Ltd., Class A 48,200 78,165
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 67,300 142,967
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 49,300 45,685
Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 61,899
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 89,788
Guanghui Energy Co., Ltd.,
Class A 253,900 187,869
Guangshen Railway Co., Ltd.,
Class H 1,130,950 331,768
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 17,200 77,520
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 236,322
Guangxi LiuYao Group Co.,
Ltd., Class A 34,700 90,913
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 49,335 29,439
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 8,000 21,499
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 93,030 127,745
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 170,000 410,334
*Guangzhou Development
Group, Inc., Class A 123,800 119,415
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 118,011
Shares Value †
CHINA — (Continued)
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 $ 93,881
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 43,854
Guangzhou KDT Machinery
Group Co., Ltd., Class A 33,840 77,874
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 18,200 76,406
*Guangzhou Restaurant Group
Co., Ltd., Class A 31,900 76,186
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 7,600 44,519
Guangzhou Sie Consulting
Co., Ltd., Class A 8,300 29,286
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 195,368
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,900 80,221
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 50,704
*Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 48,300 101,384
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 16,400 22,497
Guizhou Chanhen Chemical
Corp., Class A 29,200 140,009
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 35,437
Guizhou Guihang Automotive
Components Co., Ltd., Class A 14,500 29,541
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 145,300 105,064
Guizhou Qianyuan Power Co.,
Ltd. 13,900 34,544
Guizhou Sanli Pharmaceutical
Co., Ltd. 22,200 37,684
*Guizhou Tyre Co., Ltd. 111,700 78,259
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 58,301
Guizhou Zhenhua E-chem,
Inc., Class A 27,223 56,722
*Guocheng Mining Co., Ltd.,
Class A 16,500 42,025
*Guoguang Electric Co., Ltd.,
Class A 23,100 51,375
Guomai Technologies, Inc.,
Class A 44,800 70,890
Guosen Securities Co., Ltd.,
Class A 9,600 18,924
*Guosheng Securities, Inc.,
Class A 33,760 99,115
ΩGuotai Haitong Securities
Co., Ltd., Class H 718,176 1,374,959
Guoyuan Securities Co., Ltd.,
Class A 54,800 67,401
Gushengtang Holdings, Ltd. 90,700 333,289

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
H World Group, Ltd. 488,700 $ 1,902,687
H World Group, Ltd.,
Sponsored ADR 22,000 849,200
Ω#*Haichang Ocean Park
Holdings, Ltd. 996,000 93,549
Ω#Haidilao International
Holding, Ltd. 722,000 1,189,058
Haier Smart Home Co., Ltd.,
Class H 1,701,600 5,525,898
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 31,214
*Hainan Airlines Holding Co.,
Ltd., Class A 114,800 28,530
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 52,925
Hainan Haide Capital
Management Co., Ltd., Class
A 87,640 92,288
Hainan Jinpan Smart
Technology Co., Ltd. 17,275 166,098
*Hainan Meilan International
Airport Co., Ltd., Class A 139,000 187,785
Hainan Mining Co., Ltd., Class
A 60,800 83,317
Hainan Strait Shipping Co.,
Ltd., Class A 78,700 149,284
Haisco Pharmaceutical Group
Co., Ltd., Class A 10,600 84,312
Haitian International Holdings,
Ltd. 511,000 1,396,469
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 81,068
*Hangcha Group Co., Ltd.,
Class A 33,880 136,666
Hangjin Technology Co., Ltd.,
Class A 16,600 50,227
Hangxiao Steel Structure Co.,
Ltd., Class A 202,600 77,089
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 189,966
Hangzhou DPtech
Technologies Co., Ltd., Class
A 9,500 31,786
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 11,300 31,256
Hangzhou First Applied
Material Co., Ltd., Class A 36,780 81,076
Hangzhou GreatStar Industrial
Co., Ltd. 40,700 176,178
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 16,240 74,334
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 4,914 56,459
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 39,720 49,132
Hangzhou Iron & Steel Co. 122,400 156,904
Shares Value †
CHINA — (Continued)
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 $ 83,541
Hangzhou Onechance Tech
Corp., Class A 14,300 61,298
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 47,300 183,628
Hangzhou Robam Appliances
Co., Ltd., Class A 24,000 65,878
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 8,600 13,842
Hangzhou Shunwang
Technology Co., Ltd., Class A 22,400 69,380
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 36,693
*Hangzhou Sunrise
Technology Co., Ltd. 32,800 71,566
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 57,700 345,508
Hangzhou Weiguang
Electronic Co., Ltd., Class A 4,700 23,644
Hangzhou Zhongtai Cryogenic
Technology Corp. 10,500 30,915
Han's Laser Technology
Industry Group Co., Ltd., Class
A 39,900 230,697
ΩHansoh Pharmaceutical
Group Co., Ltd. 152,000 697,007
Hanwei Electronics Group
Corp., Class A 4,300 33,979
Ω*Harbin Bank Co., Ltd., Class
H 1,461,000 75,191
Harbin Boshi Automation Co.,
Ltd., Class A 28,765 65,226
Harbin Electric Co., Ltd., Class
H 556,236 913,915
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 39,800 72,478
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 99,000 47,260
*Harbin Pharmaceutical Group
Co., Ltd., Class A 315,100 161,924
HBIS Resources Co., Ltd.,
Class A 75,200 197,971
Health & Happiness H&H
International Holdings, Ltd. 143,000 222,627
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 55,800 132,405
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 29,617
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 126,782
Hefei Jianghang Aircraft
Equipment Co., Ltd. 16,053 25,041
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 137,231

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 $ 101,212
Heilongjiang Agriculture Co.,
Ltd., Class A 52,200 105,906
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 50,200 79,646
Henan Liliang Diamond Co.,
Ltd., Class A 18,400 99,360
Henan Lingrui Pharmaceutical
Co., Class A 28,800 91,710
*Henan Mingtai Al Industrial
Co., Ltd., Class A 41,500 87,810
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 187,454
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 327,430
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 52,790 190,784
*Henan Yicheng New Energy
Co., Ltd., Class A 53,100 39,291
Henan Yuguang Gold & Lead
Co., Ltd., Class A 80,400 138,059
*Henan Yuneng Holdings Co.,
Ltd., Class A 123,700 104,730
*Henan Zhongfu Industry Co.,
Ltd., Class A 179,900 172,013
Henan Zhongyuan
Expressway Co., Ltd., Class A 75,500 48,233
#Hengan International Group
Co., Ltd. 518,000 1,814,153
Hengbao Co., Ltd., Class A 20,000 61,385
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 55,000 163,481
Hengli Petrochemical Co., Ltd.,
Class A 120,600 303,945
Hengtong Logistics Co., Ltd. 32,800 45,638
Hengtong Optic-electric Co.,
Ltd., Class A 118,000 370,456
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 92,173
*Hesai Group, Class A, ADR 33,362 791,680
Hesteel Co., Ltd., Class A 337,700 119,011
Hexing Electrical Co., Ltd.,
Class A 21,900 103,838
Hisense Home Appliances
Group Co., Ltd., Class H 306,000 903,173
Hisense Visual Technology
Co., Ltd., Class A 1,200 4,175
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,900 351,924
HLA Group Corp., Ltd., Class
A 173,300 150,616
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 59,684
Hongfa Technology Co., Ltd.,
Class A 18,480 79,060
Shares Value †
CHINA — (Continued)
*Honghua Group, Ltd., Class A 1,656,000 $ 40,696
Hongli Zhihui Group Co., Ltd.,
Class A 39,200 40,839
Hongrun Construction Group
Co., Ltd. 66,000 113,425
Hongta Securities Co., Ltd.,
Class A 40,964 50,441
*Hongyuan Green Energy Co.,
Ltd., Class A 45,100 186,675
#*Hopson Development
Holdings, Ltd. 889,652 360,568
Horizon Construction
Development, Ltd. 924,000 133,151
Hoshine Silicon Industry Co.,
Ltd., Class A 4,000 27,840
Hoymiles Power Electronics,
Inc., Class A 2,994 45,030
Huaan Securities Co., Ltd.,
Class A 99,590 92,707
*Huabao Flavours &
Fragrances Co., Ltd., Class A 9,700 24,501
*Huachangda Intelligent
Equipment Group Co., Ltd. 28,300 22,053
Huada Automotive Technology
Corp., Ltd., Class A 5,200 31,876
Huadian Heavy Industries Co.,
Ltd., Class A 33,000 34,380
Huadian Power International
Corp., Ltd., Class H 766,000 451,388
Huadong Medicine Co., Ltd.,
Class A 33,100 193,239
Huafon Chemical Co., Ltd.,
Class A 89,800 113,097
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 43,400 43,508
Huafu Fashion Co., Ltd., Class
A 131,000 87,919
Huagong Tech Co., Ltd., Class
A 17,000 190,521
Huaibei Mining Holdings Co.,
Ltd., Class A 117,900 219,834
*Huaihe Energy Group Co.,
Ltd., Class A 240,800 126,110
Hualan Biological Engineering,
Inc., Class A 25,100 56,810
*Huaming Power Equipment
Co., Ltd., Class A 36,400 133,390
Huaneng Power International,
Inc., Class H 1,356,000 1,120,084
Huangshan Novel Co., Ltd. 40,400 64,949
*Huangshan Tourism
Development Co., Ltd., Class
A 59,200 94,008
Huapont Life Sciences Co.,
Ltd., Class A 75,000 51,494
ΩHuatai Securities Co., Ltd.,
Class H 672,800 1,691,479
*Huaxi Securities Co., Ltd.,
Class A 55,500 78,626
Huaxia Bank Co., Ltd., Class A 170,400 162,929

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Huaxin Cement Co., Ltd.,
Class H 191,800 $ 430,379
Huayu Automotive Systems
Co., Ltd., Class A 98,200 281,546
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 115,500 97,949
Hubei Chutian Smart
Communication Co., Ltd. 72,500 41,430
Hubei Energy Group Co., Ltd.,
Class A 94,400 62,692
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 230,532
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 36,200 127,372
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 264,430
Hubei Yihua Chemical Industry
Co., Ltd., Class A 51,500 100,364
Hubei Zhenhua Chemical Co.,
Ltd. 33,460 113,690
Huishang Bank Corp., Ltd.,
Class H 146,200 62,827
Ω#*Huitongda Network Co.,
Ltd., Class H 4,500 7,741
Huizhou CEE Technology,
Inc., Class A 19,000 31,612
Huizhou Desay Sv Automotive
Co., Ltd., Class A 3,900 64,877
Humanwell Healthcare Group
Co., Ltd., Class A 53,000 157,313
Hunan Aihua Group Co., Ltd.,
Class A 25,600 61,967
Hunan Corun New Energy Co.,
Ltd., Class A 31,500 33,215
Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 58,999
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 121,576
Hunan Gold Corp., Ltd., Class
A 50,570 154,360
Hunan Jiudian Pharmaceutical
Co., Ltd. 30,300 70,578
Hunan Kaimeite Gases Co.,
Ltd., Class A 21,800 83,255
*Hunan New Wellful Co., Ltd.,
Class A 119,100 105,016
*Hunan Silver Co., Ltd., Class
A 42,500 38,369
Hunan Valin Steel Co., Ltd.,
Class A 170,800 138,371
Hunan Zhongke Electric Co.,
Ltd., Class A 69,400 252,178
#*HUTCHMED China, Ltd. 138,500 414,491
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,353 19,862
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 291,800 491,076
Shares Value †
CHINA — (Continued)
*Hymson Laser Technology
Group Co., Ltd. 7,707 $ 46,617
*Hytera Communications
Corp., Ltd., Class A 92,400 149,194
*HyUnion Holding Co., Ltd.,
Class A 59,100 74,184
*IAT Automobile Technology
Co., Ltd., Class A 31,900 51,239
Ω*iDreamSky Technology
Holdings, Ltd., Class A 248,000 26,803
Iflytek Co., Ltd., Class A 9,500 74,162
IKD Co., Ltd., Class A 68,600 217,678
Ω*IMAX China Holding, Inc.,
Class A 106,100 109,210
Imeik Technology
Development Co., Ltd., Class
A 4,340 97,552
Industrial & Commercial Bank
of China, Ltd., Class H 9,404,460 7,284,276
Industrial Bank Co., Ltd., Class
A 184,900 525,189
Industrial Securities Co., Ltd.,
Class A 74,230 71,705
INESA Intelligent Tech, Inc. 7,000 19,647
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 183,924
Ω*Ingdan, Inc., Class A 353,000 128,080
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 42,660
*INKON Life Technology Co.,
Ltd., Class A 19,600 29,336
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 61,208
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 247,700 88,337
Inner Mongolia Berun
Chemical Co., Ltd., Class A 194,300 184,418
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 126,000 447,053
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 127,740
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 9,200 94,322
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 223,638
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 59,700 256,243
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 59,500 228,986
Ω*Innovent Biologics, Inc. 20,500 229,472
Innuovo Technology Co., Ltd.,
Class A 47,300 70,463
Insigma Technology Co., Ltd.,
Class A 35,500 53,183
Inspur Digital Enterprise
Technology, Ltd. 326,000 330,102

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Intron Technology Holdings,
Ltd. 291,000 $ 77,503
#*iQIYI, Inc., Sponsored ADR 385,211 889,837
iRay Group, Class A 1,289 19,656
IReader Technology Co., Ltd.,
Class A 8,000 23,363
*IRICO Display Devices Co.,
Ltd. 141,600 116,505
*IVD Medical Holding, Ltd. 118,000 106,124
*J&T Global Express, Ltd.,
Class A 1,388,600 1,781,264
*JA Solar Technology Co.,
Ltd., Class A 138,688 274,173
Jade Bird Fire Co., Ltd., Class
A 45,600 71,708
Jafron Biomedical Co., Ltd.,
Class A 26,600 76,152
Jangho Group Co., Ltd., Class
A 32,200 35,038
Jason Furniture Hangzhou
Co., Ltd., Class A 35,600 154,001
JCET Group Co., Ltd., Class A 28,500 160,142
JCHX Mining Management
Co., Ltd., Class A 16,000 146,808
Ω*JD Logistics, Inc. 1,434,600 2,336,795
Ω*Jenscare Scientific Co.,
Ltd., Class H 24,200 37,302
JF SmartInvest Holdings, Ltd. 4,000 28,435
Jia Yao Holdings, Ltd., Class A 88,000 32,722
Jiajiayue Group Co., Ltd.,
Class A 39,800 60,072
Jiang Su Suyan Jingshen Co.,
Ltd. 74,900 113,156
Jiangling Motors Corp., Ltd.,
Class A 43,044 121,235
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 4,900 23,398
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 45,200 42,266
Jiangsu Azure Corp., Class A 22,100 59,639
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 34,500 171,719
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 203,700 104,964
Jiangsu Changbao Steeltube
Co., Ltd. 40,500 37,075
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 13,800 33,191
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 280,137 277,295
Jiangsu Cnano Technology
Co., Ltd., Class A 8,510 68,692
*Jiangsu Dagang Co., Ltd.,
Class A 24,600 58,752
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 110,527
Shares Value †
CHINA — (Continued)
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 41,900 $ 54,417
Jiangsu Etern Co., Ltd., Class
A 30,200 63,307
Jiangsu Expressway Co., Ltd.,
Class H 332,000 404,097
Jiangsu General Science
Technology Co., Ltd. 49,600 30,921
Jiangsu Gian Technology Co.,
Ltd., Class A 11,000 74,041
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 44,737
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 4,500 53,989
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 11,800 159,183
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 19,200 172,934
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 38,000 43,430
Jiangsu Hongdou Industrial
Co., Ltd., Class A 72,200 26,357
Jiangsu Hongtian Technology
Co., Ltd., Class A 9,400 69,158
Jiangsu Huachang Chemical
Co., Ltd., Class A 61,300 53,879
*Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 135,800 90,568
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,800 81,443
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 19,600 106,830
Jiangsu Leili Motor Co., Ltd. 6,720 51,743
Jiangsu Lianyungang Port Co.,
Ltd. 29,400 23,735
Jiangsu Lihua Foods Group
Co., Ltd. 48,920 143,760
*Jiangsu Linyang Energy Co.,
Ltd., Class A 93,400 76,585
Jiangsu Lopal Tech Group
Co., Ltd., Class A 23,100 57,959
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 14,880 82,587
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 37,300 131,870
Jiangsu Pacific Quartz Co.,
Ltd., Class A 17,550 101,694
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 27,100 38,316
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 72,100 94,146
Jiangsu Rainbow Heavy
Industries Co., Ltd. 79,800 75,181
Jiangsu Shemar Electric Co.,
Ltd. 14,500 78,890

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Shentong Valve Co.,
Ltd. 63,300 $ 123,627
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 83,300 63,625
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 18,080 68,566
Jiangsu Soho High Hope
Group Corp., Class A 104,800 41,789
Jiangsu Sopo Chemical Co.,
Class A 51,200 52,046
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 138,600 100,803
Jiangsu ToLand Alloy Co.,
Ltd., Class A 20,200 77,711
Jiangsu Tongrun Equipment
Technology Co., Ltd. 28,800 81,480
Jiangsu Xinquan Automotive
Trim Co., Ltd. 11,400 123,344
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 14,300 142,152
Jiangsu Yangnong Chemical
Co., Ltd., Class A 17,970 163,924
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 56,100 36,469
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 68,455
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 125,964
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 125,340 78,137
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 104,476
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 250,000 99,337
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 39,000 54,539
Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,600 44,811
Jiangxi Ganneng Co., Ltd.,
Class A 66,800 100,543
Jiangxi Ganyue Expressway
Co., Ltd., Class A 99,700 74,891
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 26,910
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 31,760
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 41,778
Jiangyin Haida Rubber and
Plastic Co., Ltd. 66,000 92,667
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 16,400 37,533
Jiangzhong Pharmaceutical
Co., Ltd., Class A 26,800 80,450
Shares Value †
CHINA — (Continued)
Jianmin Pharmaceutical Group
Co., Ltd., Class A 3,600 $ 19,925
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 81,400 117,376
Jiayin Group, Inc., ADR 4,637 43,820
Jiayou International Logistics
Co., Ltd., Class A 102,279 201,908
Jihua Group Corp., Ltd., Class
A 140,800 71,366
*Jilin Chemical Fibre, Class A 130,000 74,471
*Jilin Electric Power Co., Ltd.,
Class A 104,900 86,309
#*<Jinchuan Group
International Resources Co.,
Ltd. 963,000 29,737
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 235,141
Jinghua Pharmaceutical Group
Co., Ltd., Class A 58,800 61,919
Jingjin Equipment, Inc., Class
A 42,700 91,428
Jinhong Gas Co., Ltd., Class A 33,507 95,408
Jinhui Liquor Co., Ltd., Class A 25,100 70,060
Jinke Smart Services Group
Co., Ltd., Class H 37,500 33,147
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 29,663 744,838
Jinlei Technology Co., Ltd.,
Class A 61,300 252,180
Jinlongyu Group Co., Ltd. 8,900 38,675
Jinmao Property Services Co.,
Ltd. 101,629 36,482
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 135,500 56,314
Jinneng Science&Technology
Co., Ltd., Class A 75,600 66,660
Ω#*Jinxin Fertility Group, Ltd. 2,191,000 693,479
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 79,687
Jinzai Food Group Co., Ltd. 40,800 68,513
JiuGui Liquor Co., Ltd., Class
A 3,900 34,826
ΩJiumaojiu International
Holdings, Ltd. 647,000 147,344
Jiuzhitang Co., Ltd., Class A 15,200 21,384
Jizhong Energy Resources
Co., Ltd., Class A 235,413 202,616
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 52,095
JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 72,481
JNBY Design, Ltd. 130,000 301,240
Joinn Laboratories China Co.,
Ltd., Class A 23,500 122,049
ΩJoinn Laboratories China
Co., Ltd., Class H 43,700 120,549
*Jointo Energy Investment Co.,
Ltd., Class A 49,900 63,897

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,123 $ 92,461
Jolywood Suzhou Sunwatt
Co., Ltd. 56,200 47,976
Jones Tech PLC, Class A 13,400 86,847
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 39,650 101,488
Joy City Property, Ltd. 2,554,000 193,878
Joyoung Co., Ltd., Class A 32,100 43,357
JS Corrugating Machinery Co.,
Ltd., Class A 36,900 64,814
ΩJS Global Lifestyle Co., Ltd. 552,000 126,420
JSTI Group, Class A 71,800 84,782
*Ju Teng International
Holdings, Ltd. 502,000 116,906
Juewei Food Co., Ltd., Class A 40,800 78,137
Juneyao Airlines Co., Ltd.,
Class A 49,500 90,003
Jutal Offshore Oil Services,
Ltd. 14,000 1,027
Jutze Intelligent Technology
Co., Ltd. 8,500 25,038
Kailuan Energy Chemical Co.,
Ltd., Class A 43,600 39,974
Kaishan Group Co., Ltd.,
Class A 31,300 70,491
Kangji Medical Holdings, Ltd. 236,500 274,469
KBC Corp., Ltd., Class A 11,680 51,707
Keboda Technology Co., Ltd.,
Class A 5,500 59,848
Keda Industrial Group Co.,
Ltd., Class A 49,100 90,379
*Keep, Inc. 55,100 32,966
Kehua Data Co., Ltd., Class A 20,500 157,098
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 73,722
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 39,524
Kidswant Children Products
Co., Ltd., Class A 72,200 109,279
Kinetic Development Group,
Ltd. 2,116,000 397,489
Kingboard Holdings, Ltd. 473,500 1,696,076
#Kingboard Laminates
Holdings, Ltd. 383,500 642,440
KingClean Electric Co., Ltd.,
Class A 18,500 66,496
*Kingdee International
Software Group Co., Ltd. 21,000 39,610
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 244,641
Kingnet Network Co., Ltd.,
Class A 44,500 148,828
#*Kingsoft Cloud Holdings, Ltd. 372,000 311,587
KPC Pharmaceuticals, Inc.,
Class A 47,200 90,195
Kuaijishan Shaoxing Wine
Co., Ltd. 64,800 201,799
Shares Value †
CHINA — (Continued)
ΩKuaishou Technology, Class
W 1,060,800 $ 9,874,795
Kuangda Technology Group
Co., Ltd., Class A 20,700 18,020
Kunlun Energy Co., Ltd. 2,998,000 2,754,139
*Kunlun Tech Co., Ltd., Class
A 37,800 244,508
Kunshan Dongwei Technology
Co., Ltd., Class A 5,224 27,945
Kunshan Huguang Auto
Harness Co., Ltd. 10,100 45,280
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 106,725
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 22,100 58,398
Kweichow Moutai Co., Ltd.,
Class A 9,246 1,856,418
Lakala Payment Co., Ltd.,
Class A 33,100 111,956
Lancy Co., Ltd., Class A 39,200 108,316
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 22,600 27,638
Lao Feng Xiang Co., Ltd.,
Class A 14,995 101,479
Laobaixing Pharmacy Chain
JSC, Class A 51,828 120,797
Launch Tech Co., Ltd., Class
H 98,000 110,960
LB Group Co., Ltd., Class A 81,700 211,183
Lee & Man Chemical Co., Ltd. 126,300 76,539
Lee & Man Paper
Manufacturing, Ltd. 1,192,600 421,972
Lee's Pharmaceutical
Holdings, Ltd. 122,000 29,981
ΩLegend Holdings Corp.,
Class H 422,600 545,908
Lenovo Group, Ltd. 6,224,000 9,097,121
Lens Technology Co., Ltd.,
Class A 211,300 873,117
*Leo Group Co., Ltd., Class A 259,256 194,381
Leoch International
Technology, Ltd. 212,000 39,006
Lepu Medical Technology
Beijing Co., Ltd., Class A 36,100 91,996
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 30,500 78,581
Levima Advanced Materials
Corp., Class A 10,600 29,751
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 55,351
*Li Auto, Inc., Class A 158,100 1,622,253
#*Li Auto, Inc., Class A, ADR 1,398 29,148
Li Ning Co., Ltd. 2,024,500 4,396,897
LianChuang Electronic
Technology Co., Ltd., Class A 17,900 25,761
Lianhe Chemical Technology
Co., Ltd., Class A 79,500 132,049
Liaoning Energy Industry Co.,
Ltd., Class A 225,900 129,725

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Liaoning Port Co., Ltd., Class
H 278,000 $ 32,549
Lier Chemical Co., Ltd., Class
A 63,800 113,496
#*Lifetech Scientific Corp. 1,328,000 343,439
Lijiang Yulong Tourism Co.,
Ltd., Class A 16,800 20,569
Linewell Software Co., Ltd. 15,400 26,293
Lingbao Gold Group Co., Ltd.,
Class H 350,000 735,828
Lingyi iTech Guangdong Co.,
Class A 143,600 315,135
*Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 96,290
Livzon Pharmaceutical Group,
Inc., Class H 124,256 499,761
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,000 137,372
#LK Technology Holdings, Ltd. 450,000 213,646
Loncin Motor Co., Ltd., Class A 109,600 209,436
ΩLongfor Group Holdings, Ltd. 1,695,519 2,096,438
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 43,860
*LONGi Green Energy
Technology Co., Ltd., Class A 33,176 98,332
Longshine Technology Group
Co., Ltd., Class A 25,100 63,047
*Lotus Holdings Co., Ltd. 77,400 62,379
Lucky Harvest Co., Ltd. 17,941 101,390
Luoniushan Co., Ltd., Class A 56,600 58,251
Luoxin Pharmaceuticals Group
Stock Co., Ltd., Class A 51,000 37,951
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 13,900 103,046
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 51,400 56,147
Luxi Chemical Group Co., Ltd.,
Class A 107,400 203,272
Luxshare Precision Industry
Co., Ltd., Class A 71,100 628,916
Luyang Energy-Saving
Materials Co., Ltd. 30,400 50,622
Ω*Luye Pharma Group, Ltd.,
Class A 1,944,500 785,586
Luzhou Laojiao Co., Ltd.,
Class A 14,000 264,461
Maanshan Iron & Steel Co.,
Ltd., Class H 936,000 307,095
Maccura Biotechnology Co.,
Ltd., Class A 29,300 48,132
Mango Excellent Media Co.,
Ltd., Class A 66,000 272,257
ΩMaoyan Entertainment 415,460 354,939
Maoye Commercial Co., Ltd.,
Class A 62,400 35,396
Marssenger Kitchenware Co.,
Ltd., Class A 11,000 19,352
Maxscend Microelectronics
Co., Ltd., Class A 2,300 24,120
Shares Value †
CHINA — (Continued)
Maxvision Technology Corp.,
Class A 5,400 $ 22,374
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 21,600 85,584
MeiG Smart Technology Co.,
Ltd., Class A 6,500 41,479
Meihua Holdings Group Co.,
Ltd., Class A 90,700 142,247
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 224,000 177,068
ΩMeitu, Inc. 982,500 1,089,672
Ω*Meituan, Class W 1,300,300 17,064,744
Mesnac Co., Ltd., Class A 32,400 39,259
Metallurgical Corp. of China,
Ltd., Class H 1,999,000 609,561
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 74,591
MicroPort NeuroScientific
Corp. 10,097 15,395
#*Microport Scientific Corp. 202,800 315,986
Micro-Tech Nanjing Co., Ltd. 4,946 57,555
Midea Group Co., Ltd., Class A 80,700 865,665
ΩMidea Real Estate Holding,
Ltd. 173,000 106,175
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 10,900 91,014
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 159,217
*Mingfa Group International
Co., Ltd. 589,000 9,170
#MINISO Group Holding, Ltd. 365,800 1,939,085
*Minmetals Development Co.,
Ltd., Class A 47,000 60,381
Minmetals Land, Ltd. 764,000 92,401
Minth Group, Ltd. 682,000 3,022,063
Miracle Automation
Engineering Co., Ltd. 10,300 26,103
MLS Co., Ltd., Class A 71,600 87,662
*MMG, Ltd. 3,784,799 3,364,937
Ω*Mobvista, Inc. 402,000 922,735
*MOG Digitech Holdings, Ltd. 386,000 19,369
Montage Technology Co., Ltd.,
Class A 2,439 46,676
Moon Environment Technology
Co., Ltd., Class A 73,580 146,804
#Morimatsu International
Holdings Co., Ltd. 133,000 170,267
Motic Xiamen Electric Group
Co., Ltd. 10,200 25,177
Muyuan Foods Co., Ltd., Class
A 56,000 395,493
*MYS Group Co., Ltd., Class A 111,500 67,630
Nancal Technology Co., Ltd. 10,800 70,921
*Nanfang Zhongjin
Environment Co., Ltd., Class A 124,300 77,837
Nanhua Futures Co., Ltd. 33,700 98,513
NanJi E-Commerce Co., Ltd.,
Class A 86,800 43,021

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Nanjing Cosmos Chemical
Co., Ltd. 24,480 $ 47,260
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 135,937
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 133,567
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 58,872 82,990
Nanjing Pharmaceutical Co.,
Ltd. 90,300 64,154
Nanjing Securities Co., Ltd.,
Class A 39,600 47,093
*Nanjing Tanker Corp., Class
A 345,900 158,811
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 192,681
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 12,300 41,309
NARI Technology Co., Ltd.,
Class A 70,416 239,556
*National Silicon Industry
Group Co., Ltd., Class A 11,354 36,442
NAURA Technology Group
Co., Ltd., Class A 1,890 108,017
*NavInfo Co., Ltd., Class A 81,000 102,355
NBTM New Materials Group
Co., Ltd., Class A 32,200 135,993
NetDragon Websoft Holdings,
Ltd. 241,500 377,218
Ω*NetEase Cloud Music, Inc. 18,900 585,564
NetEase, Inc., Class H 176,500 4,927,884
NetEase, Inc., Sponsored ADR 49,196 6,892,360
Neusoft Corp., Class A 64,300 94,975
Neutech Group, Ltd. 77,600 25,460
New China Life Insurance Co.,
Ltd., Class H 699,300 4,417,749
New Guomai Digital Culture
Co., Ltd., Class A 12,700 24,857
*New Hope Dairy Co., Ltd.,
Class A 25,600 62,614
New Hope Liuhe Co., Ltd.,
Class A 51,300 70,083
*New Journey Health
Technology Group Co., Ltd. 118,100 37,143
New Trend International Logis-
Tech Co., Ltd. 12,700 22,628
Neway Valve Suzhou Co.,
Ltd., Class A 20,100 148,162
*Newborn Town, Inc. 272,000 370,263
Newland Digital Technology
Co., Ltd., Class A 31,400 121,328
Nexteer Automotive Group,
Ltd. 885,000 767,466
*Nine Dragons Paper
Holdings, Ltd., Class A 1,217,000 872,171
*Ninestar Corp., Class A 22,500 68,521
Ningbo Boway Alloy Material
Co., Ltd. 51,300 157,525
Shares Value †
CHINA — (Continued)
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 26,400 $ 76,766
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 312,778
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,100 70,302
Ningbo Jintian Copper Group
Co., Ltd. 96,200 156,276
Ningbo Joyson Electronic
Corp., Class A 88,300 395,489
Ningbo Orient Wires & Cables
Co., Ltd., Class A 20,800 183,140
Ningbo Peacebird Fashion
Co., Ltd., Class A 27,600 55,493
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 30,440 119,456
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 42,000 132,152
Ningbo Shanshan Co., Ltd.,
Class A 72,900 140,739
Ningbo Sunrise Elc
Technology Co., Ltd. 15,400 39,677
Ningbo Tuopu Group Co., Ltd.,
Class A 15,174 157,189
Ningbo Xusheng Group Co.,
Ltd., Class A 42,252 89,164
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 43,095
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 149,868
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 43,237
Ningxia Baofeng Energy Group
Co., Ltd., Class A 123,300 319,232
Ningxia Building Materials
Group Co., Ltd., Class A 35,100 66,235
Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 72,735
Ningxia Western Venture
Industrial Co., Ltd. 90,800 65,784
*NIO, Inc., Class A 12,590 88,445
#*Niu Technologies, Class A,
ADR 24,899 104,576
NKY Medical Holdings, Ltd.,
Class A 28,000 65,221
ΩNongfu Spring Co., Ltd.,
Class H 455,600 3,024,750
Norinco International
Cooperation, Ltd., Class A 48,300 75,750
North Chemical Industries Co.,
Ltd., Class A 15,200 42,918
North China Pharmaceutical
Co., Ltd. 96,600 81,379
North Copper Co., Ltd., Class
A 59,558 131,454
North Electro-Optic Co., Ltd. 14,400 36,090
North Huajin Chemical
Industries Co., Ltd., Class A 112,700 80,384
North Industries Group Red
Arrow Co., Ltd., Class A 24,000 61,902

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Northeast Pharmaceutical
Group Co., Ltd., Class A 125,200 $ 97,562
Northeast Securities Co., Ltd.,
Class A 111,400 142,021
Northking Information
Technology Co., Ltd., Class A 20,188 60,375
NSFOCUS Technologies
Group Co., Ltd., Class A 27,900 32,474
Nuode New Materials Co.,
Ltd., Class A 82,800 82,309
NYOCOR Co., Ltd., Class A 57,000 44,657
Ω#*Ocumension Therapeutics 163,000 175,118
*Offcn Education Technology
Co., Ltd., Class A 179,400 68,513
Offshore Oil Engineering Co.,
Ltd., Class A 173,400 132,444
*OFILM Group Co., Ltd., Class
A 26,900 46,569
*Olympic Circuit Technology
Co., Ltd., Class A 14,200 83,179
OmniVision Integrated Circuits
Group, Inc. 2,500 45,881
Onewo, Inc., Class H 175,900 504,692
Oppein Home Group, Inc.,
Class A 14,000 105,163
Opple Lighting Co., Ltd., Class
A 24,200 59,122
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 46,471
ORG Technology Co., Ltd.,
Class A 144,100 121,799
*Orient International
Enterprise, Ltd., Class A 125,900 147,780
ΩOrient Securities Co., Ltd.,
Class H 448,800 419,223
*Oriental Energy Co., Ltd.,
Class A 147,600 170,350
*Ourpalm Co., Ltd., Class A 52,300 38,185
Ovctek China, Inc., Class A 35,300 82,572
*Pacific Securities Co., Ltd.
(The), Class A 36,100 22,809
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 38,870 85,902
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 50,925
PCI Technology Group Co.,
Ltd., Class A 150,800 145,247
*PDD Holdings, Inc.,
Sponsored ADR 73,563 9,921,442
Ω*Peijia Medical, Ltd. 195,000 150,537
*Peking University Resources
Holdings Co., Ltd., Class A 436,000 8,976
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 –
*Pengxin International Mining
Co., Ltd., Class A 157,800 181,235
People.cn Co., Ltd., Class A 12,200 34,601
People's Insurance Co. Group
of China, Ltd. (The), Class H 4,409,000 3,959,602
Shares Value †
CHINA — (Continued)
Perennial Energy Holdings,
Ltd. 165,000 $ 21,442
Perfect World Co., Ltd., Class
A 35,200 84,661
PetroChina Co., Ltd., Class H 7,270,000 7,501,788
PharmaBlock Sciences
Nanjing, Inc., Class A 9,500 57,102
Ω#Pharmaron Beijing Co.,
Ltd., Class H 154,725 517,993
PhiChem Corp., Class A 18,400 60,634
PICC Property & Casualty Co.,
Ltd., Class H 2,751,753 6,500,371
Ping An Bank Co., Ltd., Class
A 344,500 547,543
Ping An Insurance Group Co.
of China, Ltd. 1,987,000 14,355,015
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 162,940 194,460
PNC Process Systems Co.,
Ltd., Class A 15,020 65,607
POCO Holding Co., Ltd., Class
A 4,200 46,209
*Polaris Bay Group Co., Ltd.,
Class A 88,800 91,764
Poly Developments and
Holdings Group Co., Ltd.,
Class A 52,900 54,443
#Poly Property Group Co., Ltd. 1,642,646 390,996
Pony Testing International
Group Co., Ltd., Class A 26,731 31,114
ΩPop Mart International
Group, Ltd. 215,600 6,147,160
Porton Pharma Solutions, Ltd.,
Class A 16,500 61,740
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,526,000 1,075,948
Pou Sheng International
Holdings, Ltd., Class A 1,798,000 109,885
Power Construction Corp. of
China, Ltd., Class A 141,800 112,289
*Powerwin Tech Group, Ltd. 128,000 18,116
Prinx Chengshan Holdings,
Ltd. 101,500 92,721
Pulike Biological Engineering,
Inc. 11,100 21,803
Pylon Technologies Co., Ltd.,
Class A 15,994 148,998
Q Technology Group Co., Ltd. 221,000 397,801
*Qi An Xin Technology Group,
Inc., Class A 12,106 66,375
Qianhe Condiment and Food
Co., Ltd., Class A 75,764 98,611
Qiming Information
Technology Co, Ltd., Class A 7,600 21,043
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 20,100 38,748
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 116,969

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,700 $ 31,744
Qingdao Gaoce Technology
Co., Ltd., Class A 77,609 124,767
Qingdao Gon Technology Co.,
Ltd., Class A 20,200 145,496
Qingdao Haier Biomedical Co.,
Ltd., Class A 12,016 58,779
Qingdao Hanhe Cable Co.,
Ltd., Class A 104,100 54,811
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 12,880 25,444
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 7,700 166,784
ΩQingdao Port International
Co., Ltd., Class H 155,000 141,594
Qingdao Rural Commercial
Bank Corp., Class A 306,100 138,389
Qingdao Sentury Tire Co.,
Ltd., Class A 70,400 192,155
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 87,693
Qingdao Topscomm
Communication, Inc., Class A 26,600 26,517
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 15,400 20,736
*Qinghai Salt Lake Industry
Co., Ltd., Class A 100,100 348,553
Qinhuangdao Port Co., Ltd.,
Class H 334,000 125,053
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 24,675
Quectel Wireless Solutions
Co., Ltd., Class A 7,600 101,180
Quick Intelligent Equipment
Co., Ltd. 9,600 43,887
#*Radiance Holdings Group
Co., Ltd. 68,000 20,648
Rainbow Digital Commercial
Co., Ltd., Class A 102,600 77,790
*Rayhoo Motor Dies Co., Ltd. 5,600 30,405
Raytron Technology Co., Ltd.,
Class A 5,081 59,248
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 32,989
ΩRed Star Macalline Group
Corp., Ltd., Class H 514,739 84,110
Renhe Pharmacy Co., Ltd.,
Class A 74,900 65,306
#*REPT BATTERO Energy
Co., Ltd., Class H 61,200 110,003
Rianlon Corp., Class A 25,700 144,517
Richinfo Technology Co., Ltd.,
Class A 8,800 33,101
*Risen Energy Co., Ltd., Class
A 102,800 155,450
Shares Value †
CHINA — (Continued)
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 $ 110,853
Rizhao Port Co., Ltd., Class A 311,200 138,947
Rockchip Electronics Co., Ltd.,
Class A 2,500 63,691
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 51,134
Rongsheng Petrochemical
Co., Ltd., Class A 145,300 207,885
*Roshow Technology Co., Ltd.,
Class A 70,000 87,178
Ruida Futures Co., Ltd., Class
A 39,000 129,174
Runjian Co., Ltd., Class A 15,600 96,308
Sai Micro Electronics, Inc.,
Class A 19,500 67,051
Sailun Group Co., Ltd., Class
A 101,400 218,539
Sanan Optoelectronics Co.,
Ltd., Class A 27,400 53,359
Sangfor Technologies, Inc.,
Class A 6,000 110,358
Sanjiang Shopping Club Co.,
Ltd., Class A 14,900 28,954
Sanquan Food Co., Ltd., Class
A 51,770 81,119
Sansteel Minguang Co., Ltd.,
Class A 160,600 101,020
Sansure Biotech, Inc., Class A 21,907 67,823
Sany Heavy Equipment
International Holdings Co., Ltd. 841,000 793,151
Sany Heavy Industry Co., Ltd.,
Class A 44,700 138,953
Satellite Chemical Co., Ltd.,
Class A 62,900 158,172
SDIC Capital Co., Ltd., Class A 55,300 60,873
SDIC Power Holdings Co.,
Ltd., Class A 38,800 78,175
Sealand Securities Co., Ltd.,
Class A 131,950 84,666
*Seazen Group, Ltd., Class A 1,856,952 523,240
*Seazen Holdings Co., Ltd.,
Class A 66,800 132,901
*<S-Enjoy Service Group Co.,
Ltd. 234,000 31,613
Seres Group Co., Ltd., Class A 3,800 82,800
SF Holding Co., Ltd., Class A 106,679 604,074
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 89,800 49,677
Shaanxi Coal Industry Co.,
Ltd., Class A 248,000 790,424
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 139,400 74,180
Shaanxi Heimao Coking Co.,
Ltd., Class A 100,300 59,851
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 190,650 214,146

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 $ 67,750
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 29,388 71,549
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 47,027
Shandong Denghai Seeds Co.,
Ltd., Class A 38,300 50,710
Shandong Dongyue Silicone
Material Co., Ltd., Class A 37,700 49,174
ΩShandong Gold Mining Co.,
Ltd., Class H 208,500 877,223
Shandong Haihua Co., Ltd.,
Class A 238,000 186,129
Shandong Head Group Co.,
Ltd., Class A 24,700 45,153
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 32,600 306,398
Shandong Hi-speed Co., Ltd.,
Class A 24,201 31,703
*Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 115,100 98,741
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 44,800 161,468
Shandong Humon Smelting
Co., Ltd., Class A 50,891 94,533
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 16,200 39,805
Shandong Jinjing Science &
Technology Co., Ltd., Class A 101,400 74,745
*Shandong Linglong Tyre Co.,
Ltd., Class A 78,300 169,083
Shandong Longda Meishi Co.,
Ltd., Class A 56,600 38,225
Shandong Lukang Pharma 119,900 168,682
Shandong Nanshan Aluminum
Co., Ltd., Class A 221,000 143,046
Shandong Pharmaceutical
Glass Co., Ltd., Class A 34,700 101,826
Shandong Publishing & Media
Co., Ltd., Class A 13,600 15,963
Shandong Sun Paper Industry
JSC, Ltd., Class A 108,800 217,226
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 13,300 138,355
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,846,000 1,289,697
Shandong WIT Dyne Health
Co., Ltd., Class A 26,100 125,218
Shandong Xiantan Co., Ltd.,
Class A 45,100 39,893
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 139,200 124,474
Shares Value †
CHINA — (Continued)
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 60,400 $ 76,239
Shanghai Acrel Co., Ltd. 8,700 30,819
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 59,700 69,069
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 18,600 41,210
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 6,253 94,424
*Shanghai AtHub Co., Ltd.,
Class A 33,795 157,391
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 25,500 90,153
Shanghai Baolong Automotive
Corp., Class A 11,100 58,662
Shanghai Baosight Software
Co., Ltd., Class A 13,584 43,848
*Shanghai Baosteel Packaging
Co., Ltd., Class A 83,600 64,793
Shanghai Belling Co., Ltd.,
Class A 11,700 56,132
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,671 32,119
Shanghai Bright Meat Group
Co., Ltd., Class A 181,400 173,447
Shanghai Chinafortune Co.,
Ltd., Class A 43,300 101,528
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 84,300 129,369
Shanghai Construction Group
Co., Ltd., Class A 358,584 141,979
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 79,664 85,343
*Shanghai DZH, Ltd., Class A 17,800 36,288
*Shanghai Electric Group Co.,
Ltd., Class H 874,000 509,408
Shanghai Electric Power Co.,
Ltd., Class A 58,300 243,031
Shanghai Environment Group
Co., Ltd., Class A 60,360 70,341
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 35,600 40,887
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,100 43,943
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 187,000 573,112
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 67,000 364,818
#Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 79,000 33,238

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 $ 59,758
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 10,416 39,823
Shanghai Gench Education
Group, Ltd. 47,000 16,206
Shanghai Gentech Co., Ltd. 9,888 45,606
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 33,100 113,676
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 16,820 59,297
Ω*Shanghai Henlius Biotech,
Inc., Class H 22,900 205,806
Shanghai Huace Navigation
Technology, Ltd., Class A 7,560 34,052
Shanghai Huafon Aluminium
Corp., Class A 44,500 109,903
Shanghai Huayi Group Co.,
Ltd., Class A 37,200 41,523
Shanghai Industrial Holdings,
Ltd. 276,000 484,373
Shanghai Industrial Urban
Development Group, Ltd. 941,200 41,173
#Shanghai INT Medical
Instruments Co., Ltd., Class H 5,800 23,373
Shanghai International Airport
Co., Ltd., Class A 4,800 21,762
Shanghai Jahwa United Co.,
Ltd., Class A 22,200 78,174
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 44,900 141,907
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 40,053
*Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 44,500 38,550
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 21,729
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 46,881
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 89,007
*Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 17,100 20,552
Shanghai M&G Stationery,
Inc., Class A 17,200 67,595
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 141,165
Shanghai Medicilon, Inc.,
Class A 3,402 33,627
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 5,358 76,651
*Shanghai Milkground Food
Tech Co., Ltd., Class A 11,100 39,897
Shares Value †
CHINA — (Continued)
Shanghai Moons' Electric Co.,
Ltd., Class A 7,400 $ 76,210
Shanghai New Power
Automotive Technology Co.,
Ltd. 50,000 43,947
*Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 452,200 681,308
Shanghai Pioneer Holding,
Ltd., Class A 106,000 28,504
Shanghai Pret Composites
Co., Ltd., Class A 38,700 73,083
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 145,900 235,374
Shanghai Putailai New Energy
Technology Group Co., Ltd. 24,500 100,549
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 56,104
*Shanghai RAAS Blood
Products Co., Ltd., Class A 116,400 110,153
Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 81,718
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 37,078
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 64,100 93,780
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 8,600 68,645
Shanghai Stonehill Technology
Co., Ltd., Class A 166,900 185,360
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 68,435
Shanghai Tunnel Engineering
Co., Ltd., Class A 129,000 119,541
Shanghai Vital Microtech Co.,
Ltd. 18,400 48,078
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 63,284
Shanghai Yaoji Technology
Co., Ltd., Class A 13,800 50,261
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 87,624 68,404
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 196,188
*Shanghai Zhenhua Heavy
Industries Co., Ltd. 54,000 35,862
Shanghai Zhonggu Logistics
Co., Ltd., Class A 91,100 141,467
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 111,200 123,343
Shanjin International Gold Co.,
Ltd., Class A 82,600 251,549
Shannon Semiconductor
Technology Co., Ltd. 4,600 85,590

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shantou Wanshun New
Material Group Co., Ltd., Class
A 29,400 $ 26,212
Shantui Construction
Machinery Co., Ltd., Class A 73,300 119,075
Shanxi Blue Flame Holding
Co., Ltd., Class A 98,100 99,722
Shanxi Coal International
Energy Group Co., Ltd., Class
A 142,900 221,505
Shanxi Coking Co., Ltd., Class
A 175,100 104,978
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 241,600 248,308
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 98,100 48,621
Shanxi Hi-speed Group Co.,
Ltd. 65,300 47,493
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 108,900 102,902
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 59,000 23,775
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 80,300 166,863
*Shanxi Meijin Energy Co.,
Ltd., Class A 158,500 116,612
Shanxi Securities Co., Ltd.,
Class A 102,300 91,926
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 154,800 91,503
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 9,500 254,098
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 55,900 54,784
Shanying International Holding
Co., Ltd., Class A 288,500 71,697
Sharetronic Data Technology
Co., Ltd. 3,920 89,493
Shede Spirits Co., Ltd., Class
A 11,400 99,382
Shengda Resources Co., Ltd.,
Class A 9,700 31,883
Shenghe Resources Holding
Co., Ltd., Class A 15,500 50,577
Ω*Shengjing Bank Co., Ltd.,
Class H 144,500 29,375
Shengyi Technology Co., Ltd.,
Class A 8,100 73,127
Shenma Industry Co., Ltd. 57,500 80,168
Shennan Circuits Co., Ltd.,
Class A 12,698 382,389
ΩShenwan Hongyuan Group
Co., Ltd., Class H 669,600 294,644
*Shenyang Jinbei Automotive
Co., Ltd., Class A 76,500 49,946
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,496 73,157
Shares Value †
CHINA — (Continued)
Shenzhen Agricultural Power
Group Co., Ltd., Class A 65,600 $ 78,750
Shenzhen Airport Co., Ltd.,
Class A 102,900 104,312
Shenzhen Aisidi Co., Ltd.,
Class A 50,300 87,503
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 42,100 65,849
Shenzhen Bingchuan Network
Co., Ltd. 7,600 40,197
Shenzhen Capchem
Technology Co., Ltd., Class A 19,100 142,400
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 59,830
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 42,141
Shenzhen Changhong
Technology Co., Ltd., Class A 12,700 24,483
Shenzhen Click Technology
Co., Ltd., Class A 23,500 62,031
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 44,401
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 59,675
Shenzhen Das Intellitech Co.,
Ltd., Class A 71,100 32,644
Shenzhen Desay Battery
Technology Co., Class A 15,080 59,496
Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 87,116
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 45,898
Shenzhen Envicool
Technology Co., Ltd., Class A 42,000 413,145
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 76,800 409,866
Shenzhen Expressway Corp.,
Ltd., Class H 264,000 246,602
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 47,707
Shenzhen FRD Science &
Technology Co., Ltd., Class A 3,700 16,354
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 49,500 50,040
Shenzhen Gas Corp., Ltd.,
Class A 77,400 73,029
Shenzhen Gongjin Electronics
Co., Ltd., Class A 50,500 84,660
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 28,700 206,800
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 94,500 65,414
Shenzhen Honor Electronic
Co., Ltd. 1,100 30,117
Shenzhen Hopewind Electric
Co., Ltd. 25,100 106,430
*Shenzhen Huaqiang Industry
Co., Ltd., Class A 15,400 59,980

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Inovance
Technology Co., Ltd., Class A 8,600 $ 92,988
Shenzhen International
Holdings, Ltd. 1,067,409 1,105,561
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 43,000 10,069
#*Shenzhen Investment, Ltd. 1,893,142 204,606
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 19,282
Shenzhen Jinjia Group Co.,
Ltd., Class A 103,000 64,499
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 41,015
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 32,800 79,257
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 209,823
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 39,300 90,604
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 274,203
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 11,300 68,239
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 48,600 76,152
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 125,064
Shenzhen Lifotronic
Technology Co., Ltd. 23,607 45,774
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 105,960
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 137,480
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 8,300 250,599
Shenzhen MTC Co., Ltd.,
Class A 176,600 152,493
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 84,800 30,004
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 6,700 57,384
Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 82,791
Shenzhen Noposin Crop
Science Co., Ltd., Class A 82,200 140,919
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 298,600 99,781
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 479,500 125,856
Shenzhen Qingyi Photomask,
Ltd. 6,267 25,342
Shares Value †
CHINA — (Continued)
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 $ 43,522
Shenzhen SC New Energy
Technology Corp., Class A 17,500 232,219
Shenzhen SED Industry Co.,
Ltd., Class A 11,700 34,038
Shenzhen SEG Co., Ltd.,
Class A 25,100 34,889
Shenzhen Senior Technology
Material Co., Ltd., Class A 78,400 156,861
Shenzhen Sinexcel Electric
Co., Ltd. 12,700 74,589
Shenzhen Sunlord Electronics
Co., Ltd., Class A 10,300 55,229
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 107,979
Shenzhen Tagen Group Co.,
Ltd., Class A 143,900 76,574
Shenzhen Topband Co., Ltd.,
Class A 67,200 130,112
Shenzhen Topraysolar Co.,
Ltd. 59,500 30,492
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 13,947
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,205 237,880
Shenzhen United Winners
Laser Co., Ltd., Class A 16,216 59,356
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 10,300 39,611
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 45,000 174,952
*Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 82,000 52,500
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 178,357
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 22,100 35,436
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 38,000 145,603
Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 110,203
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 248,300 192,093
Shenzhou International Group
Holdings, Ltd. 535,800 4,625,740
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 65,406
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 68,241
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 23,400 58,744

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shinva Medical Instrument
Co., Ltd., Class A 22,930 $ 50,063
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 2,126
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 78,200 75,870
Shui On Land, Ltd. 2,514,156 229,671
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 33,140
Sichuan Changhong Electric
Co., Ltd., Class A 14,700 21,011
Sichuan Chengfei Integration
Technology Corp., Class A 15,700 93,333
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 49,189
Sichuan Development Lomon
Co., Ltd., Class A 53,700 84,068
*Sichuan EM Technology Co.,
Ltd., Class A 35,200 98,499
Sichuan Expressway Co., Ltd.,
Class H 266,000 174,887
Sichuan Furong Technology
Co., Ltd., Class A 22,594 29,185
*Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 60,536
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 87,295
Sichuan Hexie Shuangma Co.,
Ltd., Class A 17,100 48,835
*Sichuan Hongda Co., Ltd.,
Class A 39,800 61,022
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 67,590
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 20,411
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 182,316
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 55,716
Sichuan New Energy Power
Co., Ltd., Class A 85,700 147,882
Sichuan Road and Bridge
Group Co., Ltd., Class A 197,260 262,561
Sichuan Swellfun Co., Ltd.,
Class A 12,400 73,628
Sichuan Teway Food Group
Co., Ltd., Class A 53,400 89,522
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 144,577
#Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 512,807
SIIC Environment Holdings,
Ltd. 499,200 68,659
SIIC Environment Holdings,
Ltd., Class F 169,000 24,353
ΩSimcere Pharmaceutical
Group, Ltd. 482,000 766,517
Sineng Electric Co., Ltd., Class
A 24,780 112,101
Shares Value †
CHINA — (Continued)
Sinocare, Inc., Class A 19,700 $ 52,415
Sinochem International Corp.,
Class A 250,900 147,252
Sinofert Holdings, Ltd. 2,226,000 435,336
Sinofibers Technology Co.,
Ltd., Class A 13,300 60,149
Sinolink Securities Co., Ltd.,
Class A 50,300 69,776
Sinoma International
Engineering Co., Class A 127,200 170,023
Sinoma Science & Technology
Co., Ltd., Class A 95,800 466,070
Sinomach Automobile Co.,
Ltd., Class A 83,300 72,864
*Sinomach Heavy Equipment
Group Co., Ltd. 163,400 81,215
Sinomach Precision Industry
Group Co., Ltd. 21,000 84,416
Sinomine Resource Group
Co., Ltd., Class A 15,900 125,575
Sinopec Engineering Group
Co., Ltd., Class H 1,243,000 1,170,680
*Sinopec Oilfield Equipment
Corp., Class A 39,300 40,005
*Sinopec Oilfield Service
Corp., Class H 1,660,000 164,458
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,150,000 367,914
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 7,621 41,603
Sinopharm Group Co., Ltd.,
Class H 1,090,400 2,717,512
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 71,469
Sinoseal Holding Co., Ltd.,
Class A 9,300 45,441
Sinosoft Co., Ltd., Class A 17,500 52,115
Sinosteel Engineering &
Technology Co., Ltd., Class A 65,000 58,409
Sinosteel New Materials Co.,
Ltd., Class A 11,500 17,680
Sinotrans, Ltd., Class H 1,319,000 894,358
*Sinotruk Jinan Truck Co.,
Ltd., Class A 71,660 182,514
*Skshu Paint Co., Ltd., Class A 8,344 51,677
Skyworth Digital Co., Ltd.,
Class A 36,700 70,079
#*Skyworth Group, Ltd. 40,000 20,277
ΩSmoore International
Holdings, Ltd. 599,000 1,008,840
Snowsky Salt Industry Group
Co., Ltd., Class A 81,900 65,545
*SOHO China, Ltd. 1,344,000 95,108
Solareast Holdings Co., Ltd.,
Class A 20,600 29,242
Songcheng Performance
Development Co., Ltd., Class
A 72,000 81,177

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Sonoscape Medical Corp.,
Class A 4,000 $ 16,119
SooChow Securities Co., Ltd.,
Class A 71,012 95,716
*South Manganese
Investment, Ltd. 361,000 20,901
Southern Publishing & Media
Co., Ltd. 40,300 80,009
Southwest Securities Co., Ltd.,
Class A 161,700 107,615
SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 141,700 265,803
Spring Airlines Co., Ltd., Class
A 21,500 161,742
#SSY Group, Ltd. 1,231,042 491,010
Stanley Agricultural Group Co.,
Ltd., Class A 65,900 90,214
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 128,700 129,924
StarPower Semiconductor,
Ltd., Class A 3,480 51,099
State Grid Information &
Communication Co., Ltd.,
Class A 47,200 122,072
STO Express Co., Ltd., Class
A 98,800 215,155
*Sufa Technology Industry
Co., Ltd. CNNC, Class A 8,900 26,304
Sumavision Technologies Co.,
Ltd., Class A 44,500 35,301
Sumec Corp., Ltd., Class A 91,800 145,648
Sun Art Retail Group, Ltd. 1,790,500 435,404
Sun King Technology Group,
Ltd. 822,000 213,638
Sunflower Pharmaceutical
Group Co., Ltd., Class A 36,200 74,207
Sungrow Power Supply Co.,
Ltd., Class A 15,340 408,794
*Suning Universal Co., Ltd.,
Class A 195,600 70,031
Sunny Optical Technology
Group Co., Ltd. 375,800 3,636,057
Sunresin New Materials Co.,
Ltd., Class A 13,050 101,783
Sunrise Group Co., Ltd., Class
A 43,000 34,896
*Sunshine Lake Pharma Co.,
Ltd., Class H 39,858 234,875
Sunstone Development Co.,
Ltd., Class A 35,600 123,061
Suntak Technology Co., Ltd.,
Class A 66,100 132,158
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 142,411
Sunwoda Electronic Co., Ltd.,
Class A 67,500 339,763
Suofeiya Home Collection Co.,
Ltd., Class A 30,000 54,800
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 69,969
Shares Value †
CHINA — (Continued)
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 $ 846,362
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 211,100 100,774
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 38,388
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 22,173
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 120,700 100,665
Suzhou Secote Precision
Electronic Co., Ltd., Class A 16,520 111,173
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 40,977
Suzhou Sushi Testing Group
Co., Ltd., Class A 36,500 80,305
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 11,564 256,552
Suzhou TZTEK Technology
Co., Ltd. 3,902 29,700
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 2,431 35,457
*SVG Optronics Co., Ltd. 6,500 33,001
Symphony Holdings, Ltd. 520,000 100,358
*SYoung Group Co., Ltd.,
Class A 35,700 102,405
Taiji Computer Corp., Ltd.,
Class A 17,200 64,914
*Taiyuan Heavy Industry Co.,
Ltd., Class A 110,100 42,975
Tangrenshen Group Co., Ltd.,
Class A 244,900 164,017
TangShan Port Group Co.,
Ltd., Class A 247,448 137,930
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 169,300 135,492
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 12,000 31,271
*Tanwan, Inc. 18,600 35,442
Tasly Pharmaceutical Group
Co., Ltd., Class A 34,900 75,707
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 59,932
TBEA Co., Ltd., Class A 74,450 204,673
TCL Electronics Holdings, Ltd. 633,000 751,729
TCL Technology Group Corp.,
Class A 316,100 191,287
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,200 94,570
TDG Holdings Co., Ltd. 94,300 135,977
Telling Telecommunication
Holding Co., Ltd., Class A 21,500 30,459
Ten Pao Group Holdings, Ltd. 252,000 73,601
Tencent Holdings, Ltd. 958,300 77,554,708
Tencent Music Entertainment
Group, ADR 196,975 4,396,482

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Three Squirrels, Inc., Class A 15,600 $ 51,604
Three's Co. Media Group Co.,
Ltd., Class A 9,661 39,147
Thunder Software Technology
Co., Ltd., Class A 9,200 88,819
Tian An China Investment Co.,
Ltd. 155,000 90,541
Tian Di Science & Technology
Co., Ltd., Class A 207,100 173,886
Tian Lun Gas Holdings, Ltd. 48,000 20,010
*<Tian Shan Development
Holding, Ltd. 66,000 –
Tiande Chemical Holdings,
Ltd. 40,000 7,205
Tianfeng Securities Co., Ltd.,
Class A 91,600 67,392
Tiangong International Co.,
Ltd. 920,000 349,193
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 15,100 42,614
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 146,000 80,212
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 151,700 81,364
*Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 28,514
Tianjin Port Co., Ltd., Class A 22,800 15,398
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 22,300 67,474
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 103,200 61,582
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 83,852
*Tianma Microelectronics Co.,
Ltd., Class A 120,700 164,554
Tianneng Battery Group Co.,
Ltd. 20,077 95,533
#Tianqi Lithium Corp. 90,600 556,036
Tianrun Industry Technology
Co., Ltd., Class A 34,400 30,767
Tianshan Aluminum Group
Co., Ltd., Class A 235,700 442,460
TianShan Material Co., Ltd.,
Class A 60,200 50,883
Tianshui Huatian Technology
Co., Ltd., Class A 45,300 76,706
Tibet Huayu Mining Co., Ltd.,
Class A 24,500 102,235
Tibet Mineral Development
Co., Ltd., Class A 9,200 33,985
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 14,300 93,222
Time Interconnect Technology,
Ltd. 344,000 692,674
Shares Value †
CHINA — (Continued)
Tinergy Chemical Co., Ltd.,
Class A 102,900 $ 80,618
Tingyi Cayman Islands Holding
Corp. 1,574,000 2,158,828
Titan Wind Energy Suzhou
Co., Ltd., Class A 75,800 81,523
TKD Science and Technology
Co., Ltd., Class A 12,000 24,986
Tofflon Science & Technology
Group Co., Ltd., Class A 42,400 100,966
Toly Bread Co., Ltd., Class A 99,444 76,095
Tomson Group, Ltd. 321,242 111,597
#Tong Ren Tang Technologies
Co., Ltd., Class H 411,000 245,367
Tongcheng Travel Holdings,
Ltd. 1,066,800 2,937,330
*Tongding Interconnection
Information Co., Ltd., Class A 36,600 26,876
TongFu Microelectronics Co.,
Ltd., Class A 63,400 377,876
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 110,430
Tongkun Group Co., Ltd.,
Class A 36,100 72,076
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 79,800 121,679
Tongling Nonferrous Metals
Group Co., Ltd., Class A 407,400 302,593
*Tongwei Co., Ltd., Class A 34,300 119,338
*Tongyu Heavy Industry Co.,
Ltd., Class A 330,200 142,794
Topchoice Medical Corp.,
Class A 17,482 106,651
Topsec Technologies Group,
Inc., Class A 69,200 101,241
ΩTopsports International
Holdings, Ltd. 1,640,000 649,906
Toread Holdings Group Co.,
Ltd., Class A 16,000 21,027
#Towngas Smart Energy Co.,
Ltd. 405,587 203,519
*TPV Technology Co., Ltd.,
Class A 149,400 54,539
TravelSky Technology, Ltd.,
Class H 376,471 496,007
*Trigiant Group, Ltd., Class A 360,000 14,590
*Trina Solar Co., Ltd., Class A 33,673 96,307
Trip.com Group, Ltd. 98,750 6,905,461
Trip.com Group, Ltd.,
Sponsored ADR 43,366 3,063,808
*Triumph New Energy Co.,
Ltd., Class H 58,000 32,536
Triumph Science &
Technology Co., Ltd., Class A 15,900 27,370
*Troy Information Technology
Co., Ltd., Class A 19,400 18,032
TRS Information Technology
Corp., Ltd., Class A 10,600 30,629

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Truking Technology, Ltd.,
Class A 38,400 $ 60,385
*Tsinghua Tongfang Co., Ltd.,
Class A 32,900 40,281
Tsingtao Brewery Co., Ltd.,
Class H 470,000 3,174,777
TSP Wind Power Group Co.,
Ltd. 211,900 252,296
Ω*Tuhu Car, Inc. 40,500 92,128
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 3,621
*Ucloudlink Group, Inc., ADR 5,362 11,850
Uni-Bio Science Group, Ltd. 640,000 10,458
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,600 29,839
Unilumin Group Co., Ltd.,
Class A 72,700 75,331
Uni-President China Holdings,
Ltd. 1,018,400 1,101,972
Unisplendour Corp., Ltd.,
Class A 15,700 59,694
#United Energy Group, Ltd. 802,000 51,078
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 49,200 166,412
*UTour Group Co., Ltd., Class
A 50,800 49,999
V V Food & Beverage Co.,
Ltd., Class A 117,900 59,262
Valiant Co., Ltd., Class A 41,900 82,420
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 15,100 44,120
Vatti Corp., Ltd., Class A 43,500 39,028
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 12,300 42,587
Ω*Venus MedTech Hangzhou,
Inc., Class H 12,000 4,230
Venustech Group, Inc., Class
A 21,600 47,493
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 1,812,152
Vipshop Holdings, Ltd.,
Sponsored ADR 280,381 4,903,864
*Visionox Technology, Inc.,
Class A 23,100 27,471
Visual China Group Co., Ltd.,
Class A 28,800 87,343
Ω*Viva Biotech Holdings 890,000 279,406
#*Vnet Group, Inc., Sponsored
ADR 97,947 1,018,649
*Walvax Biotechnology Co.,
Ltd., Class A 46,400 79,676
*Wanda Film Holding Co., Ltd.,
Class A 43,400 67,273
Wangneng Environment Co.,
Ltd., Class A 32,800 78,704
Wangsu Science &
Technology Co., Ltd., Class A 24,700 40,125
Shares Value †
CHINA — (Continued)
Wanguo Gold Group, Ltd. 266,000 $ 1,051,378
Wanhua Chemical Group Co.,
Ltd., Class A 69,300 609,394
Want Want China Holdings,
Ltd. 3,284,000 2,121,109
Wanxiang Qianchao Co., Ltd.,
Class A 52,800 93,038
Warom Technology, Inc. Co. 36,300 99,641
Wasion Holdings, Ltd. 374,000 601,503
Wasu Media Holding Co., Ltd.,
Class A 86,000 95,270
Weichai Power Co., Ltd., Class
H 1,270,880 2,624,434
Weifu High-Technology Group
Co., Ltd., Class A 14,900 44,874
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 15,100 21,689
Weihai Guangwei Composites
Co., Ltd., Class A 20,940 84,645
Weilong Delicious Global
Holdings, Ltd. 181,600 278,281
Ω#*Weimob, Inc. 731,000 213,501
Wellhope Foods Co., Ltd.,
Class A 60,700 65,368
Wencan Group Co., Ltd.,
Class A 16,400 49,783
Wens Foodstuff Group Co.,
Ltd., Class A 86,400 220,178
Wenzhou Yihua Connector
Co., Ltd., Class A 4,700 30,943
West China Cement, Ltd. 1,948,000 744,392
Western Metal Materials Co.,
Ltd. 11,600 29,268
Western Mining Co., Ltd.,
Class A 98,700 332,176
Western Region Gold Co.,
Ltd., Class A 23,400 90,351
Western Securities Co., Ltd.,
Class A 60,500 72,968
Willfar Information Technology
Co., Ltd. 7,739 40,084
Winall Hi-Tech Seed Co., Ltd.,
Class A 36,100 44,857
Windey Energy Technology
Group Co., Ltd., Class A 30,900 79,265
*Wingtech Technology Co.,
Ltd., Class A 16,500 104,251
Winner Medical Co., Ltd.,
Class A 11,383 66,007
Winning Health Technology
Group Co., Ltd., Class A 65,600 81,606
Wolong Electric Group Co.,
Ltd., Class A 48,000 325,043
*World Union Group, Inc.,
Class A 124,700 40,620
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 155,814
Wuhan DR Laser Technology
Corp., Ltd., Class A 7,100 67,090

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Wuhan East Lake High
Technology Group Co., Ltd. 36,200 $ 49,912
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 40,510
Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 18,993
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 114,481
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 27,084
Wuhu Token Science Co.,
Ltd., Class A 74,700 65,132
Wuliangye Yibin Co., Ltd.,
Class A 44,800 748,465
Wuling Motors Holdings, Ltd.,
Class A 210,000 13,780
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,200 649,597
Wushang Group Co., Ltd.,
Class A 36,408 51,068
ΩWuXi AppTec Co., Ltd.,
Class H 165,080 2,306,643
Wuxi Autowell Technology
Co., Ltd., Class A 19,212 118,014
Wuxi Best Precision Machinery
Co., Ltd. 9,000 33,284
Ω*Wuxi Biologics Cayman,
Inc., Class A 1,398,000 6,511,361
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 29,430
Wuxi Chipown Micro-
Electronics, Ltd. 3,540 31,860
Wuxi DK Electronic Materials
Co., Ltd. 6,400 55,578
*Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 2,000 4,341
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 20,800 170,932
Wuxi NCE Power Co., Ltd.,
Class A 6,160 32,468
*Wuxi Rural Commercial Bank
Co., Ltd. 71,300 60,766
Wuxi Taiji Industry, Ltd. Co.,
Class A 111,300 135,487
*WuXi XDC Cayman, Inc. 1,500 14,494
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 35,553
Wuzhou Special Paper Group
Co., Ltd. 16,800 28,046
XCMG Construction Machinery
Co., Ltd., Class A 231,100 345,243
XD, Inc. 78,800 683,855
XGD, Inc., Class A 24,400 95,000
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 892,500 114,832
Xiamen Amoytop Biotech Co.,
Ltd. 5,653 57,949
Shares Value †
CHINA — (Continued)
*Xiamen Bank Co., Ltd., Class
A 134,100 $ 132,740
Xiamen C & D, Inc., Class A 61,000 87,274
Xiamen Changelight Co., Ltd.,
Class A 23,700 39,798
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 55,000 53,747
Xiamen Faratronic Co., Ltd.,
Class A 6,600 111,460
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 5,900 25,912
Xiamen Intretech, Inc., Class A 25,100 69,743
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 107,996
Xiamen Jihong Technology
Co., Ltd., Class A 47,600 124,510
Xiamen Kingdomway Group
Co., Class A 30,900 87,595
Xiamen Port Development Co.,
Ltd., Class A 36,400 53,407
Xiamen Tungsten Co., Ltd.,
Class A 44,300 222,052
*Xiamen Xiangyu Co., Ltd.,
Class A 102,900 120,060
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 2,815 29,852
*Xian International Medical
Investment Co., Ltd., Class A 26,200 17,657
Xi'an Manareco New Materials
Co., Ltd. 51,422 351,393
Xi'An Shaangu Power Co.,
Ltd., Class A 57,300 69,993
Xi'an Triangle Defense Co.,
Ltd., Class A 12,200 43,971
Xiandai Investment Co., Ltd.,
Class A 83,000 49,411
Xiangcai Co., Ltd., Class A 48,300 87,414
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 27,000 57,736
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 49,100 101,892
Xianhe Co., Ltd., Class A 24,500 78,637
Ω*Xiaomi Corp., Class W 2,730,200 15,175,194
*Xilinmen Furniture Co., Ltd.,
Class A 53,900 129,410
Xinfengming Group Co., Ltd.,
Class A 129,200 288,250
Xingfa Aluminium Holdings,
Ltd., Class A 60,000 59,597
Xinhuanet Co., Ltd., Class A 18,590 52,255
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 28,000 74,381
Xinjiang Joinworld Co., Ltd.,
Class A 35,170 40,048

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 25,200 $ 16,665
Xinjiang Xintai Natural Gas
Co., Ltd., Class A 20,100 80,318
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 563,000 187,614
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 59,900 76,365
Xinjiang Zhongtai Chemical
Co., Ltd., Class A 135,600 89,483
#Xinte Energy Co., Ltd., Class
H 207,200 206,875
Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 85,838
Xinxiang Richful Lube Additive
Co., Ltd., Class A 8,900 70,990
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 115,922
#Xinyi Energy Holdings, Ltd. 1,052,671 172,009
#Xinyi Solar Holdings, Ltd. 4,259,340 1,961,920
Xinzhi Group Co., Ltd., Class A 20,900 83,838
Xizang Zhufeng Resources
Co., Ltd., Class A 83,000 166,181
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 64,780
*XPeng, Inc., Class A 323,400 3,628,378
Xtep International Holdings,
Ltd. 1,274,944 923,540
Xuji Electric Co., Ltd., Class A 31,500 116,938
ΩYadea Group Holdings, Ltd. 906,300 1,416,786
Yangling Metron New Material,
Inc., Class A 42,000 98,244
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 72,500 334,133
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 15,500 151,861
*Yankershop Food Co., Ltd.,
Class A 13,930 143,481
#Yankuang Energy Group Co.,
Ltd., Class H 2,507,400 3,442,263
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 18,700 56,450
Yantai China Pet Foods Co.,
Ltd., Class A 12,900 103,602
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 60,891
*Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 100,088
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 31,700 222,542
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 53,545
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 81,509
*YD Electronic Technology
Co., Ltd., Class A 7,200 47,473
Shares Value †
CHINA — (Continued)
*Yeahka, Ltd., Class A 190,000 $ 211,948
Yealink Network Technology
Corp., Ltd., Class A 6,000 30,328
Yechiu Metal Recycling China,
Ltd., Class A 243,200 106,879
Yeebo International Holdings,
Ltd. 106,000 59,872
YGSOFT, Inc., Class A 27,360 24,970
Yibin Tianyuan Group Co.,
Ltd., Class A 108,300 88,498
Yifan Pharmaceutical Co., Ltd.,
Class A 37,900 70,082
Yifeng Pharmacy Chain Co.,
Ltd., Class A 38,876 133,294
Yihai International Holding,
Ltd. 443,000 679,416
Yinbang Clad Material Co.,
Ltd., Class A 15,000 21,566
Yindu Kitchen Equipment Co.,
Ltd. 21,025 53,727
Yixintang Pharmaceutical
Group Co., Ltd., Class A 50,100 94,330
Yizumi Holdings Co., Ltd.,
Class A 20,800 73,858
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 191,871
*Yonghui Superstores Co.,
Ltd., Class A 30,900 20,261
Yongjin Technology Group
Co., Ltd. 26,600 68,458
YongXing Special Materials
Technology Co., Ltd., Class A 20,900 144,258
*Yonyou Network Technology
Co., Ltd., Class A 13,900 30,445
Yotrio Group Co., Ltd., Class A 107,000 57,990
Youcare Pharmaceutical
Group Co., Ltd. 6,923 21,064
*Youdao, Inc., ADR 7,431 77,951
*Youngor Fashion Co., Ltd.,
Class A 88,900 93,615
Youngy Co., Ltd., Class A 13,200 88,015
*Youzu Interactive Co., Ltd.,
Class A 29,100 52,666
YTO Express Group Co., Ltd.,
Class A 80,300 193,020
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 9,600 13,142
Yuexiu Property Co., Ltd. 1,122,344 646,934
Yuexiu Transport
Infrastructure, Ltd. 338,639 185,175
Yueyang Forest & Paper Co.,
Ltd., Class A 128,600 80,350
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 14,600 37,042
Yum China Holdings, Inc. 69,123 2,990,261
Yum China Holdings, Inc. 124,350 5,353,376
YUNDA Holding Group Co.,
Ltd., Class A 177,600 181,534
Yunnan Aluminium Co., Ltd.,
Class A 87,700 283,088

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Yunnan Baiyao Group Co.,
Ltd., Class A 9,520 $ 75,735
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 168,600 159,551
Yunnan Copper Co., Ltd.,
Class A 71,800 181,863
Yunnan Energy Investment
Co., Ltd., Class A 37,800 64,431
*Yunnan Energy New Material
Co., Ltd., Class A 16,000 108,999
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 50,588
Yunnan Nantian Electronics
Information Co., Ltd. 12,700 32,703
Yunnan Tin Co., Ltd., Class A 83,300 277,072
Yunnan Yuntianhua Co., Ltd.,
Class A 71,100 287,105
Yusys Technologies Co., Ltd.,
Class A 33,400 112,361
Yutong Bus Co., Ltd., Class A 71,900 326,375
Yutong Heavy Industries Co.,
Ltd. 63,000 103,404
*Zai Lab, Ltd. 193,100 499,384
Zangge Mining Co., Ltd., Class
A 8,400 69,420
ZBOM Home Collection Co.,
Ltd., Class A 33,747 44,066
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 4,200 105,043
Zhaojin Mining Industry Co.,
Ltd., Class H 1,116,500 4,174,557
Zhefu Holding Group Co., Ltd.,
Class A 202,500 116,856
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 44,800 89,194
*Zhejiang Century Huatong
Group Co., Ltd., Class A 109,500 270,127
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 348,654
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 1,700 20,904
Zhejiang China Commodities
City Group Co., Ltd., Class A 174,300 451,030
Zhejiang Chint Electrics Co.,
Ltd., Class A 47,900 192,952
Zhejiang Communications
Technology Co., Ltd., Class A 124,240 72,916
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 80,000 52,568
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 321,972
Zhejiang Dahua Technology
Co., Ltd., Class A 20,400 58,574
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 36,100 68,883
Shares Value †
CHINA — (Continued)
Zhejiang Dingli Machinery Co.,
Ltd., Class A 12,900 $ 96,249
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 57,000 110,363
Zhejiang Expressway Co.,
Ltd., Class H 610,800 595,695
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,000 50,341
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 28,600 38,148
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 87,600 96,305
Zhejiang Hailiang Co., Ltd.,
Class A 63,100 101,974
Zhejiang Hailide New Material
Co., Ltd., Class A 126,200 103,480
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 103,349
Zhejiang Hangmin Co., Ltd.,
Class A 88,500 88,845
Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 49,900 40,216
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 94,700 149,052
Zhejiang Huace Film &
Television Co., Ltd., Class A 36,800 39,682
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 58,910 158,643
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 9,700 23,847
Zhejiang Huangma
Technology Co., Ltd. 92,000 235,353
Zhejiang Huatong Meat
Products Co., Ltd. 37,900 57,364
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 33,600 305,748
Zhejiang International Group
Co., Ltd. 39,900 62,016
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 98,700 118,209
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 101,476
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 34,947
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 9,200 26,532
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 35,300 193,296
Zhejiang Jingu Co., Ltd., Class
A 42,400 61,615

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 58,260 $ 154,111
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 28,800 103,194
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 45,600 127,793
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 53,000 130,449
Zhejiang Juhua Co., Ltd.,
Class A 18,600 92,239
Zhejiang Lante Optics Co., Ltd. 17,188 77,442
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 123,748
Zhejiang Medicine Co., Ltd.,
Class A 95,700 195,639
Zhejiang Meida Industrial Co.,
Ltd., Class A 22,500 23,535
*Zhejiang Narada Power
Source Co., Ltd., Class A 46,200 122,469
Zhejiang NHU Co., Ltd., Class
A 133,600 455,822
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 24,700 55,661
Zhejiang Runtu Co., Ltd.,
Class A 81,000 83,249
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 16,900 118,476
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 103,658
Zhejiang Semir Garment Co.,
Ltd., Class A 82,500 62,666
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 19,100 14,696
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 4,900 30,017
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 13,132 47,275
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 49,946
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,500 51,191
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 33,200 33,702
Zhejiang Supor Co., Ltd.,
Class A 6,200 41,523
Zhejiang Taihua New Material
Group Co., Ltd., Class A 77,600 96,316
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 32,800 35,783
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 76,205
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 371,140
Zhejiang Wanliyang Co., Ltd.,
Class A 36,800 46,605
Shares Value †
CHINA — (Continued)
Zhejiang Wanma Co., Ltd.,
Class A 31,600 $ 79,641
Zhejiang Wansheng Co., Ltd.,
Class A 21,200 33,725
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 22,704 68,983
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 58,506 89,374
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 70,008 101,539
*Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 24,300 115,866
Zhejiang XCC Group Co., Ltd. 10,200 65,735
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 76,400 101,584
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 68,400 96,805
Zhejiang Xinao Textiles, Inc. 46,500 52,231
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 12,900 53,793
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 57,432
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 254,565
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 25,048
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,300 106,099
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 6,360 46,694
Zhende Medical Co., Ltd.,
Class A 12,800 170,733
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 57,091
Zhewen Interactive Group Co.,
Ltd., Class A 70,200 85,948
*Zhong An Group, Ltd. 1,718,000 30,504
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 626,200 1,348,729
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 68,200 67,795
Zhongji Innolight Co., Ltd.,
Class A 17,920 1,190,121
Zhongjin Gold Corp., Ltd.,
Class A 122,175 380,304
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 37,900 111,482
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 160,644
Zhongsheng Group Holdings,
Ltd. 656,000 1,036,474

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhongtai Securities Co., Ltd.,
Class A 59,900 $ 58,704
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
Zhongtong Bus Holding Co.,
Ltd., Class A 45,000 74,239
#Zhongyu Energy Holdings,
Ltd. 288,666 115,879
Ω#Zhongyuan Bank Co., Ltd.,
Class H 283,000 11,288
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 74,010
ΩZhou Hei Ya International
Holdings Co., Ltd. 812,500 190,261
Zhuhai Huafa Properties Co.,
Ltd., Class A 115,900 80,063
Zhuzhou CRRC Times Electric
Co., Ltd. 291,700 1,486,986
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 88,358
Zhuzhou Kibing Group Co.,
Ltd., Class A 156,600 156,111
*Zhuzhou Smelter Group Co.,
Ltd., Class A 57,700 126,543
Zhuzhou Times New Material
Technology Co., Ltd., Class A 39,800 81,587
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 111,100 75,031
Zijin Mining Group Co., Ltd.,
Class H 1,905,000 7,902,164
ZJAMP Group Co., Ltd., Class
A 16,900 22,471
ZJMI Environmental Energy
Co., Ltd., Class A 30,300 60,155
ZMJ Group Co., Ltd., Class H 243,000 671,578
*Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,016,800 981,189
#ZTE Corp., Class H 315,200 1,334,253
ZTO Express Cayman, Inc. 254,150 4,663,003
ZTO Express Cayman, Inc.,
Sponsored ADR 51,064 949,280
ZWSOFT Co., Ltd., Class A 3,381 38,262
TOTAL CHINA 891,941,835
COLOMBIA — (0.0%)
Celsia SA 93,961 119,015
Cementos Argos SA 196,382 524,961
*Corp Financiera Colombiana
SA 32,479 153,284
Grupo Argos SA 90,848 409,458
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 18,685 78,851
Grupo Cibest SA 23,302 377,240
Grupo Cibest SA, ADR 5,678 329,551
Grupo de Inversiones
Suramericana SA 28,627 347,475
Grupo Energia Bogota SA ESP 171,584 140,001
Interconexion Electrica SA
ESP 44,387 287,436
Shares Value †
COLOMBIA — (Continued)
Mineros SA, Class A 59,818 $ 210,725
Organizacion Terpel SA 2,618 11,162
Promigas SA ESP 19,637 32,706
TOTAL COLOMBIA 3,021,865
CZECHIA — (0.0%)
CEZ A/S 21,681 1,329,485
Komercni Banka A/S 16,285 834,871
ΩMoneta Money Bank A/S 89,123 755,724
Philip Morris CR A/S 148 126,340
TOTAL CZECHIA 3,046,420
DENMARK — (1.4%)
*ALK-Abello A/S 84,416 2,784,486
Alm Brand A/S 587,433 1,656,186
#Ambu A/S, Class B 99,984 1,556,273
AP Moller - Maersk A/S, Class
A 628 1,296,857
AP Moller - Maersk A/S, Class
B 1,039 2,144,793
*Bang & Olufsen A/S 71,277 145,869
*Bavarian Nordic A/S 54,647 2,018,785
Carlsberg A/S, Class B 29,269 3,445,567
#cBrain A/S 3,187 74,385
Chemometec A/S 5,442 665,367
#Coloplast A/S, Class B 24,246 2,194,659
Columbus A/S 42,050 62,917
D/S Norden A/S 16,630 665,760
Danske Bank A/S 150,760 6,741,561
#*Demant A/S 50,823 1,692,123
*DFDS A/S 25,345 357,479
#DSV A/S 39,177 8,326,449
FLSmidth & Co. A/S 32,875 2,566,156
Foroya Banki P/F 2,055 69,564
*Genmab A/S 23,784 6,757,038
#*Genmab A/S, Class S, ADR 1,020 29,182
#*GN Store Nord A/S 105,418 1,848,610
H Lundbeck A/S, Class A 185,479 1,352,629
H Lundbeck A/S, Class A 37,500 211,858
#*H+H International A/S, Class
B 17,426 239,725
#Harboes Bryggeri A/S, Class
B 1,085 21,802
#*Huscompagniet A/S 3,769 25,167
ISS A/S 109,647 3,460,815
Jeudan A/S 3,126 99,053
Jyske Bank A/S, Registered 34,548 4,058,471
Matas A/S 29,511 586,612
Ω#*Netcompany Group A/S 34,382 1,719,751
*Nilfisk Holding A/S, Class B 5,321 88,498
*NKT A/S 43,603 4,893,042
Novo Nordisk A/S, Class B 405,192 19,788,148
#Novo Nordisk A/S, Class B,
Sponsored ADR 55,018 2,721,190
#Novonesis Novozymes B,
Class B 124,202 7,433,441
#*NTG Nordic Transport
Group A/S 2,426 68,548
Ω*Orsted A/S 67,172 1,202,327
Pandora A/S 73,468 9,852,437

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
DENMARK — (Continued)
Parken Sport & Entertainment
A/S 2,697 $ 60,239
Per Aarsleff Holding A/S 10,104 1,149,468
Ringkjoebing Landbobank A/S 21,671 4,900,599
ROCKWOOL A/S, Class A 20,980 719,110
ROCKWOOL A/S, Class B 77,915 2,672,417
Royal Unibrew A/S 31,747 2,402,537
*RTX A/S 2,195 36,642
ΩScandinavian Tobacco
Group A/S 38,841 515,715
Schouw & Co. A/S 8,788 808,226
#Solar A/S, Class B 3,253 103,329
SP Group A/S 3,962 178,823
Sparekassen Sjaelland-Fyn
A/S 7,500 391,256
Sydbank A/S 51,257 4,381,313
Tivoli A/S 560 51,243
#TORM PLC, Class A 29,125 629,135
Trifork Group AG 2,515 33,238
#Tryg A/S 155,025 3,826,772
Vestas Wind Systems A/S 288,203 5,878,057
Vestjysk Bank A/S 206,795 226,947
TOTAL DENMARK 133,888,646
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 181,344 387,169
TOTAL EGYPT 387,169
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 330,151
Alma Media OYJ 15,630 266,995
#Anora Group OYJ 20,791 75,470
*Aspo OYJ 17,421 125,872
Atria OYJ 7,160 113,218
Citycon OYJ 27,733 94,300
Digia OYJ 1,095 7,659
Elisa OYJ 82,245 3,630,019
Ω#Enento Group OYJ 6,730 119,779
eQ OYJ 843 10,703
Finnair OYJ 10,540 34,647
#Fiskars OYJ Abp 13,847 209,047
#Fortum OYJ 194,462 4,340,830
F-Secure OYJ 41,180 81,466
Gofore OYJ 3,040 49,544
Harvia OYJ 6,835 285,975
Hiab OYJ 25,522 1,414,550
HKFoods OYJ 7,105 13,859
Huhtamaki OYJ 63,696 2,143,785
Kalmar OYJ, Class B 25,522 1,058,704
#Kamux Corp. 5,076 11,401
Kemira OYJ 91,435 2,015,707
Kesko OYJ, Class A 50,259 1,075,487
Kesko OYJ, Class B 200,148 4,227,503
*Kojamo OYJ 50,815 616,419
Kone OYJ, Class B 68,680 4,591,350
Konecranes OYJ 44,671 4,413,478
Lassila & Tikanoja OYJ 22,922 262,979
#*Lindex Group OYJ 70,822 221,114
Mandatum OYJ 214,180 1,538,121
Shares Value †
FINLAND — (Continued)
Marimekko OYJ 20,169 $ 297,507
#Metsa Board OYJ 76,545 259,921
#Metsa Board OYJ 4,065 22,286
Metso OYJ 364,250 5,974,137
Neste OYJ 103,194 2,138,560
Nokia OYJ 1,100,344 7,447,388
#Nokian Renkaat OYJ 72,335 730,113
Nordea Bank Abp 793,178 13,562,941
Olvi OYJ, Class A 6,927 236,656
#Oma Saastopankki OYJ 5,501 69,588
*Optomed Oy 3,636 16,472
Oriola OYJ, Class B 69,745 94,990
Orion OYJ, Class A 15,422 1,080,466
Orion OYJ, Class B 76,351 5,335,934
Outokumpu OYJ 307,403 1,324,842
Pihlajalinna OYJ 12,477 214,574
Ponsse OYJ 3,963 116,182
Puuilo OYJ 55,882 915,887
#*QT Group OYJ 17,156 702,953
Raisio OYJ, Class V 69,099 200,582
Revenio Group OYJ 9,474 264,625
Sampo OYJ, Class A 440,440 4,914,790
Sampo OYJ, Class A 152,165 1,695,335
Sanoma OYJ 71,394 873,472
Scanfil OYJ 10,325 130,612
Stora Enso OYJ, Class R 330,262 3,850,007
Taaleri PLC 10,708 88,986
#*Talenom OYJ 8,395 30,619
ΩTerveystalo OYJ 74,623 803,592
TietoEVRY OYJ 63,331 1,360,330
#Tokmanni Group Corp. 30,201 299,082
UPM-Kymmene OYJ 187,685 5,043,059
Vaisala OYJ, Class A 12,207 604,433
Valmet OYJ 87,387 2,845,322
Wartsila OYJ Abp 135,928 4,450,920
#*WithSecure OYJ 40,556 80,419
#*YIT OYJ 92,636 313,491
TOTAL FINLAND 101,771,205
FRANCE — (4.8%)
*74Software SA 7,068 292,053
ABC arbitrage 5,372 33,234
Accor SA 66,479 3,387,636
Aeroports de Paris SA 20,474 2,809,740
*Air France-KLM 9,524 127,240
Air Liquide SA 37,972 7,359,485
Airbus SE 63,320 15,596,131
AKWEL SADIR, Class B 7,581 97,125
*Alstom SA 256,413 6,407,365
Alten SA 17,703 1,459,925
ΩAmundi SA 26,779 1,987,407
Ω#*Aramis Group SAS 9,232 66,917
Arkema SA 45,124 2,682,232
#Assystem SA 2,834 142,289
Aubay 3,005 173,419
AXA SA 165,896 7,205,294
ΩAyvens SA 60,863 812,771
*Bastide le Confort Medical 1,973 56,248
#Beneteau SACA 28,176 272,036

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
BioMerieux 10,844 $ 1,396,803
BNP Paribas SA 113,329 8,771,748
Boiron SA, Class A 3,176 103,007
Bollore SE, Class A 41,154 229,425
Bonduelle SCA 10,815 110,971
Bouygues SA 139,687 6,308,809
Bureau Veritas SA 135,244 4,445,694
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 106 10,179
Capgemini SE 41,619 6,412,900
Carrefour SA 411,328 6,195,557
Carrefour SA 23,202 367,603
Catana Group 9,755 32,877
*Cegedim SA 4,695 61,776
Cie de Saint-Gobain SA 194,066 18,828,703
Cie des Alpes 13,269 304,771
Cie Generale des
Etablissements Michelin SCA 335,609 10,726,008
*Claranova SE, Registered 23,525 45,888
*Clariane SE 2,856 12,282
Coface SA 96,316 1,698,648
Credit Agricole SA 178,783 3,227,339
Danone SA 120,886 10,698,913
Dassault Aviation SA 5,151 1,657,547
Dassault Systemes SE 29,477 837,972
Derichebourg SA 67,735 462,825
Edenred SE 53,758 1,546,846
Eiffage SA, Class P 62,624 7,712,351
*Ekinops SAS 4,817 8,751
Electricite de Strasbourg SA,
Class B 392 79,178
Ω*Elior Group SA 83,716 270,744
Elis SA 155,152 4,326,492
*Emeis SA 4,099 67,702
Engie SA 886,436 20,769,449
Equasens 964 42,225
#Eramet SA 5,164 354,042
EssilorLuxottica SA, Class B 17,520 6,416,316
Esso SA Francaise 1,933 217,418
Etablissements Maurel et
Prom SA 71,469 397,930
*Euroapi SA 36,739 136,033
Eurofins Scientific SE 72,465 5,113,700
ΩEuronext NV 28,250 4,043,167
Exel Industries SA, Class A 585 23,227
FDJ UNITED 70,822 2,066,459
*FIGEAC-AERO 3,291 46,152
Fnac Darty SA 8,044 263,677
*Forvia SE 119,139 1,527,740
Gaztransport Et Technigaz SA 27,398 5,426,474
Getlink SE 148,046 2,704,949
GL Events SACA 6,535 208,933
Groupe Crit SA 2,025 144,910
Groupe SFPI 7,866 15,979
#Guerbet 2,676 49,171
Hermes International SCA 3,376 8,373,758
*ID Logistics Group SACA 2,255 1,025,473
Imerys SA 24,013 592,565
Shares Value †
FRANCE — (Continued)
Infotel SA 2,290 $ 106,518
Interparfums SA 10,595 348,764
Ipsen SA 26,018 3,657,655
IPSOS SA 28,125 1,079,034
Jacquet Metals SACA 7,960 160,964
JCDecaux SE 53,631 977,416
Kaufman & Broad SA 9,312 313,839
Kering SA, Class A 8,590 3,041,796
Laurent-Perrier 1,232 133,097
Lectra 1,244 33,024
Legrand SA 42,496 7,332,816
Linedata Services 469 24,305
LISI SA 11,105 651,124
LNA Sante SA 2,711 75,723
L'Oreal SA 18,467 7,729,752
Louis Hachette Group 77,627 133,545
*Lumibird 331 8,290
LVMH Moet Hennessy Louis
Vuitton SE 40,219 28,414,185
Ω#Maisons du Monde SA 1,045 2,467
Manitou BF SA 5,978 120,195
Mersen SA 12,935 326,958
Metropole Television SA 17,139 236,591
#*Nacon SA 896 700
Nexans SA 26,572 3,741,671
#*Nexity SA 23,914 250,622
NRJ Group 11,750 109,309
Oeneo SA 10,234 109,144
Opmobility 39,009 637,543
Orange SA 1,099,293 17,553,923
*OSE Immuno 9,383 64,167
Pernod Ricard SA 37,275 3,655,222
*Pierre Et Vacances SA 59,705 112,050
Pluxee NV 42,894 829,264
Publicis Groupe SA 76,954 7,709,611
#Publicis Groupe SA, ADR 1,600 40,176
Quadient SA 22,188 382,093
#Remy Cointreau SA 15,117 749,918
Renault SA 132,514 5,154,342
Rexel SA 227,063 7,862,292
Robertet SA, Class A 245 235,555
Rubis SCA 37,129 1,349,055
SA d'Explosifs et de Produits
Chimiques 264 61,551
Safran SA 37,346 13,271,968
Sanofi SA 87,857 8,883,049
Sanofi SA, Sponsored ADR 3,669 185,578
Sartorius Stedim Biotech 3,526 843,245
Savencia SA 2,527 182,000
Schneider Electric SE 30,758 8,736,777
SCOR SE 124,569 3,778,478
#SEB SA 18,572 1,028,491
#Seche Environnement SACA 1,874 151,841
SES SA 231,909 1,778,665
Ω*SMCP SA 3,659 25,804
Societe BIC SA 15,100 841,794

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 126 $ 15,561
Societe Generale SA 159,689 10,111,425
Societe LDC SADIR 3,491 371,906
Sodexo SA 59,768 3,314,006
*SOITEC 6,462 306,169
Sopra Steria Group 11,685 1,819,375
SPIE SA 120,230 6,122,516
#Stef SA 2,637 368,279
STMicroelectronics NV 44,952 1,107,197
STMicroelectronics NV
Sponsored 142,276 3,481,494
Sword Group 3,556 150,629
Synergie SE 6,848 265,573
Technip Energies NV 112,421 4,570,023
Teleperformance SE 37,267 2,665,124
Television Francaise 1 SA 33,011 302,144
TFF Group 1,910 41,004
Thales SA 19,104 5,444,111
Thermador Groupe 3,105 273,802
TotalEnergies SE 741,391 46,165,795
#TotalEnergies SE, Sponsored
ADR 9,460 588,790
Trigano SA 6,596 1,100,095
*Ubisoft Entertainment SA 63,042 563,623
Valeo SE 183,488 2,538,208
Vallourec SACA 156,225 2,911,187
Veolia Environnement SA 83,918 2,774,989
Veolia Environnement SA,
ADR 26,622 438,864
Vetoquinol SA 1,714 147,581
Vicat SACA 13,844 1,038,620
VIEL & Cie SA 14,478 294,105
Vinci SA 116,976 15,648,105
Virbac SACA 1,643 672,257
*Viridien 5,486 671,186
Vivendi SE 414,973 1,495,320
#*Voltalia SA, Registered 11,391 93,873
VusionGroup 546 152,255
#Wavestone 3,361 200,170
Ω#*Worldline SA 8,206 22,267
Ω*X-Fab Silicon Foundries SE 45,042 285,931
TOTAL FRANCE 471,646,118
GERMANY — (5.3%)
1&1 AG 32,942 813,665
*7C Solarparken AG 40,133 73,744
Adesso SE 2,208 238,792
adidas AG 39,520 7,471,579
Adtran Networks SE 2,768 69,008
AIXTRON SE 36,895 590,857
All for One Group SE 1,391 65,504
Allgeier SE 5,109 107,912
Allianz SE, ADR 29,967 1,204,074
Allianz SE, Registered 39,361 15,818,906
AlzChem Group AG 4,979 957,412
Amadeus Fire AG 3,666 222,990
Atoss Software SE 5,543 743,417
Shares Value †
GERMANY — (Continued)
ΩAumann AG 2,107 $ 30,593
*Aumovio SE 40,160 1,728,957
#Aurubis AG 22,885 2,982,129
BASF SE 404,635 19,984,224
*Basler AG 2,511 50,429
Bayer AG, Registered 562,012 17,481,791
Bayerische Motoren Werke AG 97,210 9,056,776
#*BayWa AG 10,175 60,481
Bechtle AG 56,570 2,392,342
ΩBefesa SA 20,914 692,788
#Beiersdorf AG 17,180 1,818,732
Bertrandt AG 3,738 86,504
Bijou Brigitte AG 2,340 109,924
Bilfinger SE 18,451 1,991,192
Borussia Dortmund GmbH &
Co. KGaA 58,038 229,432
Brenntag SE 80,013 4,446,706
Ω#*Brockhaus Technologies
AG 1,827 27,202
CANCOM SE 19,535 555,791
Carl Zeiss Meditec AG, Class
BR 11,590 587,259
*CECONOMY AG 133,938 685,613
#CENIT AG 4,236 34,518
Cewe Stiftung & Co. KGAA 4,125 473,251
Commerzbank AG 482,338 17,542,094
Continental AG 80,321 6,070,428
*Covestro AG 92,720 6,485,263
#CTS Eventim AG & Co.
KGaA 41,403 3,708,302
Daimler Truck Holding AG 253,708 10,164,133
Ω#*Delivery Hero SE 36,665 931,013
Dermapharm Holding SE 11,284 444,770
Deutsche Bank AG,
Registered 25,908 924,901
#*Deutsche Bank AG,
Registered Sponsored 466,336 16,680,839
Deutsche Boerse AG 43,655 11,059,871
#Deutsche Lufthansa AG,
Registered 211,299 1,852,037
Deutsche Post AG 305,787 14,047,002
Deutsche Telekom AG 954,804 29,633,748
Deutsche Wohnen SE 13,840 345,042
Deutz AG 49,807 493,816
Draegerwerk AG & Co. KGaA 1,544 108,707
Duerr AG 36,796 857,894
ΩDWS Group GmbH & Co.
KGaA 27,207 1,741,261
E.ON SE 1,043,827 19,445,254
Eckert & Ziegler SE 25,876 505,633
*EDAG Engineering Group AG 9,082 72,539
Elmos Semiconductor SE 5,908 557,796
ElringKlinger AG 21,546 100,593
#Energiekontor AG 4,516 176,178
Evonik Industries AG 183,151 3,071,542
#*Evotec SE 100,763 820,386
Fabasoft AG 3,548 61,836
Fielmann Group AG 18,620 1,017,610
flatexDEGIRO AG 69,249 2,628,009

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
#*Fraport AG Frankfurt Airport
Services Worldwide 25,340 $ 2,170,162
Freenet AG 95,489 2,973,561
Fresenius Medical Care AG 95,361 5,124,663
Fresenius SE & Co. KGaA 88,258 5,095,412
Friedrich Vorwerk Group SE 5,874 631,197
FUCHS SE 16,677 591,895
GEA Group AG 100,044 7,159,197
#Gerresheimer AG 25,929 825,993
Gesco SE 4,132 75,830
#GFT Technologies SE 13,354 274,355
*Grand City Properties SA 27,482 350,186
Hannover Rueck SE 19,076 5,447,141
Ω#Hapag-Lloyd AG 8,578 1,233,632
Hawesko Holding SE 668 16,114
Heidelberg Materials AG 67,127 15,735,796
#*Heidelberger
Druckmaschinen AG 180,750 407,230
Hella GmbH & Co. KGaA 1,328 123,695
*HelloFresh SE 129,633 1,050,351
Henkel AG & Co. KGaA 20,414 1,525,631
#Hensoldt AG 35,175 3,743,231
HOCHTIEF AG 12,867 3,691,985
*HomeToGo SE 6,566 11,709
Hornbach Holding AG & Co.
KGaA 8,369 837,480
HUGO BOSS AG 38,201 1,695,324
Indus Holding AG 12,997 336,776
Infineon Technologies AG 393,989 15,606,766
Infineon Technologies AG,
Sponsored ADR 25,244 999,915
Init Innovation in Traffic
Systems SE 2,847 153,457
ΩInstone Real Estate Group
SE 23,634 226,138
IVU Traffic Technologies AG 5,129 121,358
Jenoptik AG 36,176 816,716
ΩJOST Werke SE 9,239 538,515
K+S AG, Registered 118,175 1,542,658
KION Group AG 54,464 3,866,039
Kloeckner & Co. SE 33,477 214,061
Knorr-Bremse AG 34,896 3,246,327
*Koenig & Bauer AG 7,211 110,695
#Kontron AG 31,076 813,485
Krones AG 11,435 1,660,345
KSB SE & Co. KGaA 38 41,009
KWS Saat SE & Co. KGaA 8,479 653,736
LANXESS AG 59,510 1,417,690
LEG Immobilien SE,
Registered 29,967 2,284,534
Leifheit AG 3,884 66,795
*LPKF Laser & Electronics SE 5,705 43,459
*Medios AG 661 9,308
Mercedes-Benz Group AG 168,687 10,944,017
Merck KGaA 8,892 1,164,355
MLP SE 56,310 462,101
MTU Aero Engines AG 17,855 7,791,985
Shares Value †
GERMANY — (Continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 29,059 $ 17,990,821
Multitude AG 3,010 23,694
#Mutares SE & Co. KGaA 15,740 502,321
#Nagarro SE 4,308 240,261
Nemetschek SE 28,348 3,271,930
#*Nordex SE 71,848 2,121,274
Norma Group SE 16,382 265,848
*Pentixapharm Holding AG 5,831 10,364
Pfeiffer Vacuum Technology
AG 1,907 343,366
ProCredit Holding AG 13,280 118,637
Puma SE 83,007 1,764,761
PVA TePla AG 12,119 370,676
PWO AG 1,010 34,040
*q.beyond AG 60,973 59,960
QIAGEN NV 63,397 2,970,149
QIAGEN NV 10,864 511,100
*R Stahl AG 845 15,410
Rational AG 2,983 2,188,015
Rheinmetall AG 16,210 31,834,389
RTL Group SA 24,586 949,217
RWE AG 127,423 6,274,082
SAF-Holland SE 2,392 38,928
Salzgitter AG 19,828 643,540
SAP SE 34,813 9,018,672
SAP SE, Sponsored ADR 1,175 305,512
Schaeffler AG 139,499 1,131,095
Schloss Wachenheim AG 321 5,780
ΩScout24 SE 19,464 2,251,031
Secunet Security Networks AG 877 201,435
#*SGL Carbon SE, Registered 29,824 105,506
Siemens AG, Registered 70,007 19,840,973
*Siemens Energy AG 117,745 14,582,223
ΩSiemens Healthineers AG 31,346 1,757,243
#Siltronic AG 11,653 719,570
Sixt SE 10,104 888,648
#*SMA Solar Technology AG 7,984 239,225
Stabilus SE 18,549 465,652
STRATEC SE 2,245 60,893
Stroeer SE & Co. KGaA 21,186 927,988
Suedzucker AG 50,200 554,494
Surteco Group SE 3,313 47,416
SUSS MicroTec SE 12,182 392,006
#Symrise AG 55,556 4,602,735
TAG Immobilien AG 95,615 1,588,065
Takkt AG 16,965 88,115
Talanx AG 30,750 3,744,373
Ω#*TeamViewer SE 81,180 596,857
Technotrans SE 2,643 108,600
thyssenkrupp AG 344,734 3,611,272
*Tkms AG& Co. KGaA 17,236 1,626,319
*TUI AG 312,223 2,660,238
<TUI AG 247 2,104
United Internet AG 62,156 1,918,342
Verbio SE 11,970 212,487

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Volkswagen AG, Registered,
Class R 6,687 $ 705,052
Vonovia SE, Class R 101,158 3,041,512
Vossloh AG 7,791 711,297
Wacker Chemie AG 8,842 698,563
Wacker Neuson SE 19,874 433,081
Washtec AG 4,262 203,163
*Westwing Group SE 450 5,973
Wuestenrot &
Wuerttembergische AG 13,717 223,867
Ω*Zalando SE 153,082 4,286,437
Zeal Network SE 1,564 87,731
TOTAL GERMANY 518,551,329
GREECE — (0.2%)
Aegean Airlines SA 22,986 349,672
*Aktor SA Holding Company
Technical And Energy Projects 11,066 107,416
Alpha Bank SA 662,664 2,600,482
Athens Water Supply &
Sewage Co. SA 13,462 107,833
Autohellas Tourist and Trading
SA 13,258 169,551
Avax SA 23,283 64,496
Bank of Greece 10,713 183,620
Ellaktor SA 42,711 76,805
#ElvalHalcor SA 34,777 128,447
Eurobank Ergasias Services
and Holdings SA 341,600 1,285,731
*<FF Group 3,954 –
Fourlis Holdings SA 19,598 92,855
GEK TERNA SA 22,793 609,813
Hellenic Exchanges - Athens
Stock Exchange SA 14,293 102,941
Hellenic Telecommunications
Organization SA 23,817 448,356
HELLENiQ ENERGY Holdings
S.A. 56,970 502,367
Holding Co. ADMIE IPTO SA 46,081 158,762
Ideal Holdings SA 8,412 57,090
JUMBO SA 28,495 905,762
Kri-Kri Milk Industry SA 5,826 132,470
*LAMDA Development SA,
Class A 18,873 161,196
*Metlen Energy & Metals PLC 17,358 881,523
Motor Oil Hellas Corinth
Refineries SA 49,554 1,488,221
National Bank of Greece SA 72,996 1,073,793
OPAP SA 20,375 422,127
Piraeus Financial Holdings SA 176,398 1,378,771
Piraeus Port Authority SA 3,714 184,328
Profile Systems & Software SA 1,876 15,612
Public Power Corp. SA 23,560 410,342
Quest Holdings SA 15,003 122,081
Sarantis SA 10,648 155,099
Thrace Plastics Holding and
Co., Class A 12,376 55,638
Titan SA 26,373 1,184,106
TOTAL GREECE 15,617,306
Shares Value †
GREENLAND — (0.0%)
GronlandsBANKEN A/S 233 $ 31,513
TOTAL GREENLAND 31,513
HONG KONG — (1.1%)
AIA Group, Ltd. 1,587,000 15,406,082
Analogue Holdings, Ltd. 102,000 12,074
ASMPT, Ltd. 141,100 1,488,665
Associated International
Hotels, Ltd. 38,000 25,522
Bank of East Asia, Ltd. (The) 635,896 1,096,344
BOC Hong Kong Holdings, Ltd. 538,500 2,645,317
Bright Smart Securities &
Commodities Group, Ltd. 576,000 721,093
ΩBudweiser Brewing Co.
APAC, Ltd. 203,300 206,120
Build King Holdings, Ltd. 460,000 90,554
#Cafe de Coral Holdings, Ltd. 272,000 219,778
Cathay Pacific Airways, Ltd. 839,271 1,195,380
Cheuk Nang Holdings, Ltd. 24,781 4,400
Chevalier International
Holdings, Ltd. 34,349 17,059
*China Energy Development
Holdings, Ltd. 3,368,000 14,734
*<China Renewable Energy
Investment, Ltd. 710,000 –
Chinese Estates Holdings, Ltd. 256,000 43,149
Chow Sang Sang Holdings
International, Ltd. 253,000 453,448
CITIC Telecom International
Holdings, Ltd. 1,264,000 401,698
CK Asset Holdings, Ltd. 349,343 1,727,792
CK Hutchison Holdings, Ltd. 430,760 2,854,294
CK Infrastructure Holdings,
Ltd. 130,500 848,765
CK Life Sciences Int'l
Holdings, Inc. 906,000 104,912
CLP Holdings, Ltd. 217,500 1,855,363
C-Mer Medical Holdings, Ltd. 250,000 58,542
CN Logistics International
Holdings, Ltd. 51,000 22,048
*Cowell e Holdings, Inc. 174,000 692,221
ΩCrystal International Group,
Ltd. 605,000 530,101
CTF Services, Ltd. 347,000 375,029
*<CW Group Holdings, Ltd. 210,000 –
Dah Sing Banking Group, Ltd. 295,596 418,357
Dah Sing Financial Holdings,
Ltd. 145,100 670,968
#*Deep Source Holdings, Ltd. 2,920,000 285,530
Dream International, Ltd. 80,000 100,152
Eagle Nice International
Holdings, Ltd. 118,000 54,960
#EC Healthcare 316,000 26,428
*Esprit Holdings, Ltd. 180,500 29,959
Fairwood Holdings, Ltd. 72,000 47,523
Far East Consortium
International, Ltd. 911,927 89,172
First Pacific Co., Ltd. 1,444,400 1,165,229
Ω#*FIT Hon Teng, Ltd. 1,257,000 942,887
FSE Lifestyle Services, Ltd. 65,000 48,339

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
*<Fuguiniao Co., Ltd., Class H 53,000 $ –
Galaxy Entertainment Group,
Ltd. 346,000 1,723,723
Giordano International, Ltd. 830,000 158,050
Gold Peak Technology Group,
Ltd. 262,000 24,271
Golden Resources
Development International,
Ltd. 316,000 14,230
*<Gold-Finance Holdings, Ltd. 62,000 –
*GR Life Style Co., Ltd. 54,000 13,757
Great Eagle Holdings, Ltd. 117,611 220,326
Guoco Group, Ltd. 3,000 29,914
#Guotai Junan International
Holdings, Ltd. 1,725,000 845,610
Hang Lung Group, Ltd. 561,000 1,068,991
Hang Lung Properties, Ltd. 1,482,208 1,649,610
#Hang Seng Bank, Ltd. 54,100 1,055,243
Hanison Construction
Holdings, Ltd. 215,208 6,839
Harbour Centre Development,
Ltd. 21,000 11,348
#Henderson Land
Development Co., Ltd. 323,486 1,135,418
HK Electric Investments & HK
Electric Investments, Ltd. 612,000 475,603
*HKR International, Ltd. 540,560 75,810
HKT Trust & HKT, Ltd., Class
SS 2,184,000 3,183,747
Hon Kwok Land Investment
Co., Ltd. 20,000 2,650
Hong Kong & China Gas Co.,
Ltd. 1,707,765 1,588,629
Hong Kong Exchanges &
Clearing, Ltd. 116,690 6,359,832
#Hong Kong Technology
Venture Co., Ltd. 184,670 33,977
*Hongkong & Shanghai Hotels,
Ltd. (The) 322,962 255,138
*<Huiyuan Juice 306,500 13,826
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 626,000 87,793
Hysan Development Co., Ltd. 260,000 538,586
IGG, Inc. 525,000 263,439
ΩImpro Precision Industries,
Ltd. 281,000 180,772
International Housewares
Retail Co., Ltd. 198,000 20,126
Jacobson Pharma Corp., Ltd. 86,000 16,044
JBM Healthcare, Ltd. 38,000 14,472
#Johnson Electric Holdings,
Ltd. 386,681 1,817,931
Karrie International Holdings,
Ltd. 430,000 156,571
Kerry Properties, Ltd. 420,500 1,058,256
*Kingkey Financial
International Holdings, Ltd. 610,000 11,694
KLN Logistics Group, Ltd. 382,750 353,586
Shares Value †
HONG KONG — (Continued)
#Kowloon Development Co.,
Ltd. 226,941 $ 110,372
*Lai Sun Development Co.,
Ltd. 139,920 11,882
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 7,840 514
Liu Chong Hing Investment,
Ltd. 88,000 49,592
Luk Fook Holdings
International, Ltd. 328,000 1,049,978
Man Wah Holdings, Ltd. 1,152,400 702,810
*Maxnerva Technology
Services, Ltd. 110,000 9,058
*MECOM Power and
Construction, Ltd. 27,500 527
*Melco International
Development, Ltd. 183,000 109,957
*Melco Resorts &
Entertainment, Ltd., Sponsored
ADR 11,953 98,015
MGM China Holdings, Ltd. 222,800 426,554
*<MH Development, Ltd. 34,000 –
*Midland Holdings, Ltd., Class
B 356,000 100,311
Modern Dental Group, Ltd. 218,000 146,414
*Mongolian Mining Corp. 612,000 892,936
#MTR Corp., Ltd. 307,085 1,126,055
NagaCorp, Ltd. 864,423 579,455
Nameson Holdings, Ltd. 666,000 76,264
*New Focus Auto Tech
Holdings, Ltd. 1,540,000 9,709
#*New World Development
Co., Ltd. 856,602 792,436
*<NewOcean Energy Holdings,
Ltd. 346,000 –
#Nissin Foods Co., Ltd. 123,000 106,190
Oriental Watch Holdings 376,000 164,484
#Pacific Basin Shipping, Ltd. 2,989,000 988,360
Pacific Textiles Holdings, Ltd. 791,000 147,571
PAX Global Technology, Ltd. 489,000 335,345
PCCW, Ltd. 2,806,954 2,004,400
Perfect Medical Health
Management, Ltd. 245,000 43,501
Pico Far East Holdings, Ltd. 590,000 198,888
Plover Bay Technologies, Ltd. 151,000 124,729
Power Assets Holdings, Ltd. 189,500 1,203,484
PRADA SpA 126,600 748,309
*Productive Technologies Co.,
Ltd. 1,238,000 32,972
Public Financial Holdings, Ltd. 204,000 33,859
ΩRegina Miracle International
Holdings, Ltd. 170,000 44,621
#Sa Sa International Holdings,
Ltd. 700,000 55,840
ΩSamsonite Group SA 888,600 1,860,158
Sands China, Ltd. 320,800 835,412
SAS Dragon Holdings, Ltd. 216,000 130,064

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
*Shandong Hi-Speed Holdings
Group, Ltd. 253,000 $ 67,057
Shangri-La Asia, Ltd. 877,166 547,368
*Shenwan Hongyuan HK, Ltd. 360,000 76,426
*Shun Tak Holdings, Ltd. 946,000 88,853
*Sinohope Technology
Holdings, Ltd. 76,000 44,492
SITC International Holdings
Co., Ltd. 1,121,000 4,127,920
#*SJM Holdings, Ltd. 918,376 334,397
*Smart Fish Wealthlink
Holdings, Ltd. 355,600 19,674
SmarTone
Telecommunications Holdings,
Ltd. 319,586 198,605
Soundwill Holdings, Ltd. 40,500 31,369
Stella International Holdings,
Ltd. 446,000 947,984
Sun Hung Kai Properties, Ltd. 139,588 1,696,313
SUNeVision Holdings, Ltd. 500,000 388,564
Swire Pacific, Ltd., Class A 157,000 1,296,853
Swire Pacific, Ltd., Class B 320,000 474,306
Swire Properties, Ltd. 132,400 361,144
Tai Hing Group Holdings, Ltd. 220,000 31,703
Tai Sang Land Development,
Ltd. 20,710 6,129
Techtronic Industries Co., Ltd. 271,500 3,171,843
*Television Broadcasts, Ltd. 189,200 80,576
Texhong International Group,
Ltd. 239,500 140,516
*Tongda Group Holdings, Ltd. 79,200 46,977
Transport International
Holdings, Ltd. 225,418 310,043
Truly International Holdings,
Ltd. 1,140,000 167,211
#United Laboratories
International Holdings, Ltd.
(The) 978,500 1,582,531
*Unity Group Holdings
International, Ltd. 198,000 10,063
*<Untrade.Tech Pro. 2,780,000 –
Vedan International Holdings,
Ltd. 152,000 12,712
Vitasoy International Holdings,
Ltd. 474,000 463,498
*Viva Goods Company, Ltd. 824,000 62,551
*Vobile Group, Ltd. 484,000 323,198
VSTECS Holdings, Ltd. 423,600 525,399
VTech Holdings, Ltd. 124,800 1,018,831
ΩWH Group, Ltd. 5,109,208 4,903,977
Wharf Real Estate Investment
Co., Ltd. 425,000 1,208,474
Wing Tai Properties, Ltd. 102,000 21,917
Wynn Macau, Ltd., Class B 672,400 571,854
*Xingye Alloy Materials Group,
Ltd. 89,000 11,451
#Xinyi Glass Holdings, Ltd. 1,691,017 1,977,734
Yee Hop Holdings, Ltd. 12,000 5,111
YesAsia Holdings, Ltd. 84,000 54,147
Shares Value †
HONG KONG — (Continued)
Yue Yuen Industrial Holdings,
Ltd. 457,500 $ 839,396
*Zhaobangji Lifestyle Holdings,
Ltd. 224,000 13,546
TOTAL HONG KONG 105,069,539
HUNGARY — (0.1%)
#*4iG Nyrt, Class A 20,975 250,630
Magyar Telekom
Telecommunications PLC 182,914 960,264
*MASTERPLAST Nyrt 1,030 8,583
MOL Hungarian Oil & Gas PLC 172,706 1,521,403
Opus Global Nyrt 106,523 173,411
OTP Bank Nyrt 35,088 3,350,993
*Richter Gedeon Nyrt 34,188 1,055,110
TOTAL HUNGARY 7,320,394
INDIA — (5.0%)
360 ONE WAM, Ltd. 30,886 376,006
Aarti Drugs, Ltd. 19,961 110,428
Aarti Industries, Ltd. 50,949 218,067
Aarti Pharmalabs, Ltd. 19,291 185,138
ABB India, Ltd. 6,072 357,051
ACC, Ltd. 28,047 594,454
Action Construction
Equipment, Ltd. 13,202 163,725
*Adani Energy Solutions, Ltd. 23,936 265,916
Adani Enterprises, Ltd. 2,683 74,985
*Adani Green Energy, Ltd. 23,592 302,968
Adani Ports & Special
Economic Zone, Ltd. 100,917 1,650,095
*Adani Power, Ltd. 873,975 1,554,073
Adani Total Gas, Ltd. 27,919 198,641
ADF Foods, Ltd. 21,335 52,764
*Aditya Birla Fashion and
Retail, Ltd. 94,181 86,615
*Aditya Birla Lifestyle Brands,
Ltd. 94,181 141,742
Aditya Birla Real Estate, Ltd. 33,780 714,138
Advanced Enzyme
Technologies, Ltd. 15,554 53,975
*Advent Hotels International
Pvt, Ltd. 20,767 73,153
Aegis Logistics, Ltd. 52,152 440,704
AGI Greenpac, Ltd. 17,007 157,040
Ahluwalia Contracts India, Ltd. 14,045 150,392
AIA Engineering, Ltd. 11,856 434,046
Ajanta Pharma, Ltd. 18,681 518,797
Ajmera Realty & Infra India,
Ltd. 2,317 27,983
Akzo Nobel India, Ltd. 3,717 135,735
Alembic Pharmaceuticals, Ltd. 22,017 222,573
Alembic, Ltd. 21,930 24,556
Alkem Laboratories, Ltd. 10,720 664,964
*Allcargo Gati, Ltd. 23,499 17,095
*Allcargo Logistics, Ltd. 153,492 59,480
Allied Digital Services, Ltd. 8,120 16,429
Amara Raja Energy & Mobility,
Ltd. 80,370 909,661
*Amber Enterprises India, Ltd. 5,108 462,429

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Ambuja Cements, Ltd. 98,466 $ 627,148
Amrutanjan Health Care, Ltd. 4,615 37,644
Anant Raj, Ltd. 69,815 506,795
Andhra Sugars, Ltd. (The) 42,805 39,193
Angel One, Ltd. 44,454 1,248,120
Anup Engineering, Ltd. (The) 4,014 104,325
Anupam Rasayan India, Ltd. 3,067 37,113
Apar Industries, Ltd. 16,038 1,566,560
Apcotex Industries, Ltd. 13,262 53,020
APL Apollo Tubes, Ltd. 96,528 1,948,040
Apollo Hospitals Enterprise,
Ltd., Class A 25,855 2,237,124
Apollo Tyres, Ltd. 204,728 1,156,580
Arvind Fashions, Ltd. 39,217 222,147
Arvind, Ltd. 150,395 540,106
Asahi India Glass, Ltd. 31,183 324,190
Ashapura Minechem, Ltd. 9,424 70,544
Ashiana Housing, Ltd. 23,482 74,635
Ashok Leyland, Ltd. 1,445,716 2,304,938
*Ashoka Buildcon, Ltd., Class
A 123,467 286,041
*Asian Granito India, Ltd. 17,983 12,854
Asian Paints, Ltd. 39,494 1,117,046
ΩAster DM Healthcare, Ltd. 80,674 616,202
Astra Microwave Products, Ltd. 25,077 294,425
Astral, Ltd. 25,616 418,444
AstraZeneca Pharma India,
Ltd. 851 91,598
Atul, Ltd. 6,558 425,706
ΩAU Small Finance Bank, Ltd. 85,998 850,426
AurionPro Solutions, Ltd. 1,732 23,553
Aurobindo Pharma, Ltd. 139,282 1,786,933
Automotive Axles, Ltd. 1,863 35,692
Avadh Sugar & Energy, Ltd. 1,538 7,489
Avantel, Ltd. 9,228 17,833
Avanti Feeds, Ltd. 18,226 143,186
Ω*Avenue Supermarts, Ltd. 5,836 273,059
Axis Bank, Ltd. 649,694 9,022,547
Axis Bank, Ltd., GDR 809 55,416
*AXISCADES Technologies,
Ltd. 2,136 38,525
Bajaj Auto, Ltd. 19,463 1,949,671
*Bajaj Consumer Care, Ltd. 30,379 94,859
Bajaj Finserv, Ltd. 87,283 2,053,290
*Bajaj Hindusthan Sugar, Ltd. 752,641 187,289
Balaji Amines, Ltd. 3,172 50,350
Balkrishna Industries, Ltd. 30,170 774,818
Balmer Lawrie & Co., Ltd. 51,234 116,659
Balrampur Chini Mills, Ltd. 241,371 1,247,895
Banco Products India, Ltd. 48,590 388,353
ΩBandhan Bank, Ltd. 525,466 926,730
Bank of Baroda 319,673 1,002,543
Bank of India 233,609 368,106
Bank of Maharashtra 484,468 322,155
Bannari Amman Sugars, Ltd.,
Class F 1,452 58,890
BASF India, Ltd. 5,965 296,465
Bata India, Ltd. 36,615 441,585
Bayer CropScience, Ltd. 3,536 194,567
Shares Value †
INDIA — (Continued)
*BEML, Ltd. 9,982 $ 494,741
Berger Paints India, Ltd. 64,375 393,119
*BF Utilities, Ltd., Class R 9,426 78,204
Bhansali Engineering
Polymers, Ltd. 56,632 62,800
Bharat Bijlee, Ltd. 621 21,150
Bharat Dynamics, Ltd. 42,958 740,346
Bharat Electronics, Ltd. 2,731,078 13,109,113
Bharat Forge, Ltd. 102,330 1,527,032
Bharat Heavy Electricals, Ltd. 459,445 1,374,072
Bharat Petroleum Corp., Ltd. 144,266 579,851
Bharat Rasayan, Ltd. 333 40,704
*Bharat Wire Ropes, Ltd. 6,857 15,537
Bharti Airtel, Ltd. 346,793 8,026,092
Biocon, Ltd. 109,240 457,898
Birla Corp., Ltd. 14,070 186,837
Birlasoft, Ltd. 260,304 1,089,643
Black Box, Ltd. 7,238 43,267
Bliss Gvs Pharma, Ltd. 27,113 47,909
Blue Dart Express, Ltd. 2,623 194,189
Blue Star, Ltd. 32,436 707,904
*Bluspring Enterprises, Ltd. 7,190 6,420
Bombay Burmah Trading Co. 10,842 241,923
Bombay Dyeing &
Manufacturing Co., Ltd. 89,252 165,059
*Borosil Renewables, Ltd. 5,499 39,868
*Borosil Scientific, Ltd. 1,802 2,769
*Borosil, Ltd. 2,403 9,271
Bosch, Ltd. 700 293,693
Brigade Enterprises, Ltd. 42,939 501,940
*Brightcom Group, Ltd. 675,704 103,444
Britannia Industries, Ltd. 19,035 1,251,506
BSE, Ltd. 85,344 2,383,292
*Camlin Fine Sciences, Ltd. 31,688 69,929
Campus Activewear, Ltd. 19,634 61,896
Canara Bank 939,001 1,449,047
*Capacit'e Infraprojects, Ltd. 42,713 137,972
Caplin Point Laboratories, Ltd. 11,270 258,075
Carborundum Universal, Ltd. 43,530 441,570
Care Ratings, Ltd. 11,698 211,449
*Cartrade Tech, Ltd. 24,740 841,516
Castrol India, Ltd. 291,167 639,627
CCL Products India, Ltd. 51,609 499,833
CE Info Systems, Ltd. 1,806 37,013
Ceat, Ltd. 14,970 680,057
Cemindia Projects, Ltd. 85,788 783,021
Central Depository Services
India, Ltd. 77,021 1,377,109
Century Enka, Ltd. 5,642 29,713
Century Plyboards India, Ltd. 22,626 192,294
Cera Sanitaryware, Ltd. 2,206 154,731
CESC, Ltd. 171,938 348,558
CG Power & Industrial
Solutions, Ltd. 201,078 1,668,605
*Chalet Hotels, Ltd. 2,291 24,511
Chambal Fertilisers and
Chemicals, Ltd. 148,365 803,653
Chennai Petroleum Corp., Ltd. 27,562 304,072
*Choice International, Ltd. 17,637 166,215

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
CIE Automotive India, Ltd. 58,234 $ 283,524
*Cigniti Technologies, Ltd. 3,157 61,091
Cipla, Ltd. 199,856 3,379,966
City Union Bank, Ltd. 279,450 719,848
CMS Info Systems, Ltd. 147,435 616,671
Coal India, Ltd. 181,840 796,115
ΩCochin Shipyard, Ltd. 56,427 1,137,487
Coforge, Ltd. 169,828 3,401,677
*Cohance Lifesciences, Ltd. 41,700 353,907
Colgate-Palmolive India, Ltd.,
Class F 46,268 1,169,062
Computer Age Management
Services, Ltd. 40,995 1,820,112
Confidence Petroleum India,
Ltd. 110,796 51,984
Container Corp. of India, Ltd. 103,328 634,660
Coromandel International, Ltd. 72,888 1,744,459
Craftsman Automation, Ltd. 414 31,153
CRISIL, Ltd. 7,224 401,127
Crompton Greaves Consumer
Electricals, Ltd. 274,293 873,511
*CSB Bank, Ltd., Class H 20,564 95,753
Cummins India, Ltd. 49,955 2,444,592
Cyient, Ltd. 32,590 426,781
Ω*D P Abhushan, Ltd. 995 15,827
Dabur India, Ltd. 58,601 321,849
*Dalmia Bharat Refractories,
Ltd. 185 –
Dalmia Bharat Sugar &
Industries, Ltd. 8,935 34,619
Dalmia Bharat, Ltd. 32,864 776,256
Datamatics Global Services,
Ltd. 6,332 66,640
DB Corp., Ltd. 53,560 161,396
DCB Bank, Ltd. 132,533 235,815
DCM Shriram Industries, Ltd. 6,668 12,990
DCM Shriram, Ltd. 13,208 190,626
DCW, Ltd. 77,422 55,172
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 37,088 623,180
Deepak Nitrite, Ltd. 48,936 952,797
*Delhivery, Ltd. 184,508 968,461
*Dhanlaxmi Bank, Ltd. 201,308 60,049
Dhanuka Agritech, Ltd. 4,570 70,745
*Digitide Solutions, Ltd. 7,190 12,839
ΩDilip Buildcon, Ltd. 36,081 201,253
*Dish TV India, Ltd. 654,442 32,733
*Dishman Carbogen Amcis,
Ltd. 32,616 107,212
Divi's Laboratories, Ltd. 6,228 472,724
Dixon Technologies India, Ltd. 19,597 3,420,431
DLF, Ltd. 123,380 1,051,085
Dollar Industries, Ltd. 14,444 58,267
ΩDr. Lal PathLabs, Ltd. 14,354 506,999
Dr. Reddy's Laboratories, Ltd. 62,250 839,806
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 227,751 3,026,811
*Dredging Corp. of India, Ltd. 2,783 23,235
Shares Value †
INDIA — (Continued)
Dwarikesh Sugar Industries,
Ltd. 90,308 $ 44,100
Dynamatic Technologies, Ltd. 1,955 174,333
eClerx Services, Ltd. 10,628 566,005
Eicher Motors, Ltd. 34,665 2,736,220
*EID Parry India, Ltd. 38,148 460,846
EIH Associated Hotels 11,784 50,689
EIH, Ltd. 64,567 283,518
Elecon Engineering Co., Ltd. 44,908 284,029
Electrosteel Castings, Ltd. 283,246 291,155
Elgi Equipments, Ltd. 42,594 238,661
Emami, Ltd. 104,685 630,200
*Embassy Developments, Ltd. 304,530 318,591
ΩEndurance Technologies,
Ltd. 14,945 477,890
Engineers India, Ltd. 180,818 411,820
Epigral, Ltd. 1,232 23,450
EPL, Ltd. 114,573 260,080
ΩEquitas Small Finance Bank,
Ltd. 219,175 140,707
ΩEris Lifesciences, Ltd. 14,884 266,875
ESAB India, Ltd. 1,533 84,802
Escorts Kubota, Ltd. 29,909 1,275,756
*Eternal, Ltd. 341,115 1,220,995
Everest Kanto Cylinder, Ltd. 17,320 28,556
Exide Industries, Ltd., Class F 219,750 945,380
FDC, Ltd. 17,922 93,001
Federal Bank, Ltd. 1,261,147 3,361,449
FIEM Industries, Ltd. 4,304 101,245
Filatex India, Ltd. 105,104 75,077
Fine Organic Industries, Ltd. 2,898 144,856
Finolex Cables, Ltd. 35,653 315,639
Finolex Industries, Ltd. 146,070 309,364
Firstsource Solutions, Ltd. 266,982 1,064,364
Force Motors, Ltd. 4,650 924,749
Fortis Healthcare, Ltd. 173,393 1,998,279
*FSN E-Commerce Ventures,
Ltd. 15,268 42,644
Gabriel India, Ltd. 54,318 779,483
GAIL India, Ltd. 1,254,006 2,581,716
Galaxy Surfactants, Ltd. 4,087 102,691
Ganesh Housing, Ltd. 3,535 33,139
Garware Hi-Tech Films, Ltd. 4,167 160,153
Garware Technical Fibres, Ltd. 18,490 158,101
Gateway Distriparks, Ltd. 49,792 35,847
GE Vernova T&D India, Ltd. 25,313 866,110
*Genesys International Corp.,
Ltd. 568 3,251
Geojit Financial Services, Ltd. 36,634 30,542
GHCL, Ltd. 55,559 400,680
Gillette India, Ltd. 2,772 281,552
ΩGland Pharma, Ltd. 693 15,058
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 425,395
Glenmark Pharmaceuticals,
Ltd. 78,623 1,675,000
Global Health, Ltd. 42,502 627,921
Globus Spirits, Ltd. 12,770 166,337
GMM Pfaudler, Ltd. 7,964 115,677

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*GMR Airports, Ltd. 659,903 $ 698,549
*Go Fashion India, Ltd. 956 6,938
Godawari Power and Ispat,
Ltd. 141,976 453,799
Godfrey Phillips India, Ltd. 22,776 789,644
ΩGodrej Agrovet, Ltd. 7,982 59,637
Godrej Consumer Products,
Ltd. 62,770 790,960
*Godrej Industries, Ltd., Class
A 28,415 353,670
*Godrej Properties, Ltd., Class
A 28,292 729,201
Goldiam International, Ltd. 5,066 20,439
Goodyear India, Ltd. 668 7,374
Granules India, Ltd. 169,642 1,080,863
Graphite India, Ltd. 70,276 493,318
Grasim Industries, Ltd. 57,703 1,879,660
Gravita India, Ltd. 6,015 112,960
Great Eastern Shipping Co.,
Ltd. (The) 61,110 756,963
Greaves Cotton, Ltd., Class A 61,120 157,001
Greenlam Industries, Ltd. 34,650 103,547
Greenpanel Industries, Ltd. 27,966 89,753
Greenply Industries, Ltd. 31,249 107,541
Grindwell Norton, Ltd. 17,782 338,348
Gujarat Alkalies & Chemicals,
Ltd. 20,537 132,342
Gujarat Ambuja Exports, Ltd. 64,160 76,403
Gujarat Fluorochemicals, Ltd. 16,192 682,838
Gujarat Gas, Ltd. 7,617 34,957
Gujarat Industries Power Co.,
Ltd. 29,568 60,897
Gujarat Mineral Development
Corp., Ltd. 21,639 144,867
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 465,039
Gujarat Pipavav Port, Ltd. 189,335 355,374
Gujarat State Petronet, Ltd. 160,214 558,855
Gulf Oil Lubricants India, Ltd. 2,148 29,927
Happiest Minds Technologies,
Ltd. 5,781 33,574
Hatsun Agro Product, Ltd. 24,932 310,585
Havells India, Ltd. 39,660 667,424
HBL Engineering, Ltd. 67,882 767,896
HCL Technologies, Ltd. 202,213 3,511,400
ΩHDFC Asset Management
Co., Ltd. 32,601 1,975,423
HDFC Bank, Ltd. 680,333 7,566,558
HDFC Bank, Ltd., Sponsored
ADR 100,488 3,639,675
ΩHDFC Life Insurance Co.,
Ltd. 40,846 336,744
*HealthCare Global
Enterprises, Ltd. 17,242 145,119
HEG, Ltd. 78,763 524,369
HeidelbergCement India, Ltd. 12,106 26,792
Heritage Foods, Ltd. 27,686 150,311
Hero MotoCorp, Ltd. 60,008 3,747,659
*Heubach Colorants India, Ltd. 1,085 6,322
Shares Value †
INDIA — (Continued)
HFCL, Ltd. 672,495 $ 556,882
HG Infra Engineering, Ltd. 10,441 108,478
Himadri Speciality Chemical,
Ltd. 158,794 862,649
Himatsingka Seide, Ltd. 16,128 22,318
Hindalco Industries, Ltd. 722,323 6,898,873
Hindustan Aeronautics, Ltd. 42,223 2,225,892
Hindustan Copper, Ltd. 208,554 799,363
*Hindustan Oil Exploration
Co., Ltd. 21,624 37,279
Hindustan Petroleum Corp.,
Ltd. 210,435 1,128,373
Hindustan Unilever, Ltd. 59,057 1,640,227
Hindware Home Innovation,
Ltd. 13,719 57,274
Hitachi Energy India, Ltd. 1,384 277,170
HI-Tech Pipes, Ltd. 8,736 11,280
*HLV, Ltd. 69,635 9,099
Honda India Power Products,
Ltd. 1,550 45,621
HPL Electric & Power, Ltd. 1,014 5,017
*Hubtown, Ltd. 2,425 8,173
Huhtamaki India, Ltd. 6,706 18,473
ICICI Bank, Ltd. 137,613 2,085,481
ICICI Bank, Ltd., Sponsored
ADR 427,977 12,967,703
ΩICICI Lombard General
Insurance Co., Ltd. 31,648 710,778
ΩICICI Prudential Life
Insurance Co., Ltd. 26,211 174,546
ICRA, Ltd. 1,189 86,050
IDFC First Bank, Ltd. 4,036,447 3,718,099
*IFB Industries, Ltd., Class A 5,171 109,057
Igarashi Motors India, Ltd. 4,877 27,722
IIFL Capital Services, Ltd. 85,966 330,611
*India Cements, Ltd. (The) 50,731 229,935
India Glycols, Ltd. 21,930 239,443
India Nippon Electricals, Ltd. 1,436 15,372
ΩIndiaMart InterMesh, Ltd. 7,524 208,325
Indian Bank 107,028 1,035,301
ΩIndian Energy Exchange,
Ltd. 233,303 365,469
Indian Hotels Co., Ltd. (The) 213,142 1,781,080
Indian Oil Corp., Ltd. 293,187 547,922
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 471,192
Indigo Paints, Ltd. 9,290 104,641
Indo Count Industries, Ltd. 46,997 150,063
Indoco Remedies, Ltd. 7,169 22,544
Indraprastha Gas, Ltd. 135,358 323,165
*Indus Towers, Ltd. 532,724 2,181,995
*IndusInd Bank, Ltd. 86,021 770,176
*Infibeam Avenues, Ltd. 154,819 21,957
*Infibeam Avenues, Ltd. 616,969 135,527
Info Edge India, Ltd. 77,849 1,208,716
Infosys, Ltd. 501,781 8,378,726
#Infosys, Ltd., Sponsored ADR 183,872 3,046,759
Ingersoll Rand India, Ltd. 3,935 169,397

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Inox Green Energy Services,
Ltd. 25,710 $ 77,193
*Inox Wind, Ltd. 215,411 376,436
*Insecticides India, Ltd. 3,549 28,875
Intellect Design Arena, Ltd. 44,584 569,283
ΩInterGlobe Aviation, Ltd. 33,453 2,119,753
IOL Chemicals and
Pharmaceuticals, Ltd. 149,660 155,997
ION Exchange India, Ltd. 25,874 116,660
Ipca Laboratories, Ltd. 59,759 855,746
IRB Infrastructure Developers,
Ltd. 399,313 201,475
ΩIRCON International, Ltd. 272,735 521,129
ISGEC Heavy Engineering,
Ltd. 5,023 49,768
*ITC Hotels, Ltd. 52,767 128,917
ITC, Ltd. 540,778 2,560,694
J Kumar Infraprojects, Ltd. 28,069 208,357
Jai Corp., Ltd. 10,801 20,097
*Jain Irrigation Systems, Ltd. 296,877 172,164
*Jaiprakash Power Ventures,
Ltd. 1,427,217 289,716
Jammu & Kashmir Bank, Ltd.
(The) 364,792 436,125
Jamna Auto Industries, Ltd. 91,565 97,536
JB Chemicals &
Pharmaceuticals, Ltd. 30,928 586,115
JBM Auto, Ltd. 24,206 181,331
Jindal Drilling & Industries, Ltd. 8,523 55,240
Jindal Saw, Ltd. 222,118 438,500
Jindal Stainless, Ltd. 266,993 2,266,867
Jindal Steel, Ltd. 157,773 1,896,022
*JITF Infralogistics, Ltd., Class
A 6,858 23,493
JK Cement, Ltd. 23,434 1,640,383
JK Lakshmi Cement, Ltd. 35,806 350,875
JK Paper, Ltd. 116,372 520,828
JK Tyre & Industries, Ltd. 101,707 495,008
JSW Energy, Ltd. 170,604 1,013,674
JSW Steel, Ltd. 389,093 5,286,015
JTEKT India, Ltd. 38,619 67,540
Jubilant Foodworks, Ltd. 179,810 1,210,971
Jubilant Ingrevia, Ltd. 36,434 283,173
Jubilant Pharmova, Ltd. 7,831 97,125
Jupiter Wagons, Ltd. 13,490 49,031
Jyothy Labs, Ltd. 80,995 286,950
*Jyoti Structures, Ltd. 470,534 69,172
Kajaria Ceramics, Ltd. 37,201 506,064
Kalpataru Projects
International, Ltd. 48,092 680,657
Kalyan Jewellers India, Ltd. 79,937 458,976
Kalyani Steels, Ltd. 16,839 164,158
Kansai Nerolac Paints, Ltd. 10,021 27,991
Karnataka Bank, Ltd. (The) 179,984 361,402
Karur Vysya Bank, Ltd. (The) 446,349 1,222,578
Kaveri Seed Co., Ltd. 12,783 149,731
KCP, Ltd. (The) 32,972 75,682
KDDL, Ltd. 376 10,597
KEC International, Ltd. 85,968 791,927
Shares Value †
INDIA — (Continued)
KEI Industries, Ltd. 64,721 $ 2,939,635
*Kellton Tech Solutions, Ltd. 34,725 8,602
Kennametal India, Ltd. 2,656 62,406
*Kesoram Industries, Ltd. 4,855 282
KFin Technologies, Ltd. 10,841 134,103
*Kiri Industries, Ltd. 25,566 153,849
Kirloskar Brothers, Ltd. 13,299 280,823
Kirloskar Ferrous Industries,
Ltd. 16,771 97,674
Kirloskar Oil Engines, Ltd. 39,001 439,299
Kirloskar Pneumatic Co., Ltd. 3,094 38,987
Kitex Garments, Ltd. 25,254 59,619
KNR Constructions, Ltd. 94,204 192,321
Kolte-Patil Developers, Ltd. 19,142 92,032
Kopran, Ltd. 1,202 2,239
Kotak Mahindra Bank, Ltd. 95,273 2,256,168
ΩKPI Green Energy, Ltd. 44,840 270,390
KPIT Technologies, Ltd. 155,164 2,039,285
KPR Mill, Ltd. 50,523 608,635
KRBL, Ltd. 30,328 127,518
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 17,829
Krsnaa Diagnostics, Ltd. 3,731 32,644
KSB, Ltd. 38,325 341,345
ΩL&T Technology Services,
Ltd. 7,193 333,740
LA Opala RG, Ltd. 13,388 34,716
Larsen & Toubro, Ltd. 118,001 5,358,156
ΩLaurus Labs, Ltd. 162,155 1,741,996
Laxmi Organic Industries, Ltd. 35,258 77,807
Ω*Lemon Tree Hotels, Ltd. 131,117 244,107
LG Balakrishnan & Bros, Ltd. 14,194 226,714
Linde India, Ltd. 2,120 143,612
Lloyds Engineering Works, Ltd. 173,607 115,150
Lloyds Engineering Works, Ltd. 45,954 21,333
LMW, Ltd. 828 146,803
ΩLodha Developers, Ltd. 1,828 24,668
LT Foods, Ltd. 85,935 407,065
Lumax Auto Technologies, Ltd. 12,420 157,777
Lumax Industries, Ltd. 344 19,341
Lupin, Ltd. 106,660 2,359,175
LUX Industries, Ltd. 1,156 16,624
Mahanagar Gas, Ltd. 18,240 262,367
Maharashtra Seamless, Ltd. 35,486 227,056
Mahindra & Mahindra, Ltd. 342,080 13,437,925
Mahindra & Mahindra, Ltd.,
GDR 1,668 66,220
*Mahindra Holidays & Resorts
India, Ltd. 35,467 131,306
Mahindra Lifespace
Developers, Ltd. 43,260 188,008
*Man Industries India, Ltd. 19,821 91,758
Man Infraconstruction, Ltd. 65,474 109,859
Mangalam Cement, Ltd. 8,373 73,269
*Mangalore Refinery &
Petrochemicals, Ltd. 43,224 81,023
Manorama Industries, Ltd. 1,526 23,913
Marico, Ltd. 233,299 1,892,095
Marksans Pharma, Ltd. 117,206 240,403

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Maruti Suzuki India, Ltd. 8,393 $ 1,530,328
Mastek, Ltd. 7,905 190,529
ΩMatrimony.com, Ltd. 937 5,383
*Max Estates, Ltd. 2,762 14,574
*Max Financial Services, Ltd. 17,474 304,418
Max Healthcare Institute, Ltd. 78,730 1,017,968
Mayur Uniquoters, Ltd. 7,570 46,505
Mazagon Dock Shipbuilders,
Ltd. 10,928 335,948
*Medplus Health Services, Ltd. 15,666 134,625
Meghmani Organics, Ltd. 15,054 13,748
Ω*Metropolis Healthcare, Ltd. 17,421 386,683
Minda Corp., Ltd. 45,719 290,317
ΩMishra Dhatu Nigam, Ltd. 16,806 72,916
MM Forgings, Ltd. 5,878 20,252
MOIL, Ltd. 68,037 280,437
Monte Carlo Fashions, Ltd. 8,944 70,628
Morepen Laboratories, Ltd. 287,683 154,194
Motherson Sumi Wiring India,
Ltd. 677,734 360,430
Mphasis, Ltd. 41,356 1,287,855
MPS, Ltd. 622 15,224
MRF, Ltd. 835 1,481,617
Mrs.Bectors Food Specialities,
Ltd. 11,874 179,171
MSTC, Ltd. 14,618 89,111
Narayana Hrudayalaya, Ltd. 36,260 717,837
Natco Pharma, Ltd. 57,438 530,503
National Aluminium Co., Ltd. 866,323 2,284,984
National Fertilizers, Ltd. 97,485 102,623
Nava, Ltd. 53,326 371,721
Ω*Navkar Corp., Ltd. 17,493 23,310
Navneet Education, Ltd. 48,370 88,075
*Nazara Technologies, Ltd. 78,000 234,779
NBCC India, Ltd. 104,198 137,814
NCC, Ltd. 382,198 914,343
NCL Industries, Ltd. 18,393 40,801
NELCO, Ltd. 4,568 44,877
NESCO, Ltd. 11,555 178,197
Nestle India, Ltd. 134,260 1,923,202
Netweb Technologies India,
Ltd. 3,150 143,279
Neuland Laboratories, Ltd. 2,629 487,855
Newgen Software
Technologies, Ltd. 27,787 305,537
NHPC, Ltd. 585,691 559,754
NIIT, Ltd. 89,896 105,794
Nilkamal, Ltd. 2,668 45,461
ΩNippon Life India Asset
Management, Ltd. 64,782 638,397
NLC India, Ltd. 76,475 225,967
*NMDC Steel, Ltd. 274,958 133,342
NMDC, Ltd. 1,334,193 1,139,090
NOCIL, Ltd. 48,009 100,019
Novartis India, Ltd. 4,345 42,488
NRB Bearings, Ltd. 27,715 85,482
NTPC, Ltd. 452,526 1,717,658
Nucleus Software Exports, Ltd. 3,075 34,988
Oberoi Realty, Ltd. 67,289 1,347,959
Shares Value †
INDIA — (Continued)
Oil & Natural Gas Corp., Ltd. 255,909 $ 736,179
Oil India, Ltd. 124,054 605,588
*One 97 Communications, Ltd. 69,963 1,027,087
*Onesource Specialty Pharma,
Ltd., Class H 19,386 404,901
Oracle Financial Services
Software, Ltd. 8,946 858,106
*Orchid Pharma, Ltd., Class A 2,118 17,329
Orient Cement, Ltd. 42,923 103,696
*Orient Green Power Co., Ltd.,
Class A 138,435 21,895
Oriental Hotels, Ltd. 9,810 13,630
Page Industries, Ltd. 2,402 1,114,802
Panama Petrochem, Ltd. 13,480 40,688
ΩParag Milk Foods, Ltd. 22,437 78,745
Patanjali Foods, Ltd. 29,214 198,246
*Patel Engineering, Ltd. 394,043 165,658
*PB Fintech, Ltd. 14,981 301,303
*PC Jeweller, Ltd. 1,966,447 257,404
PCBL CHEMICAL, Ltd. 115,528 471,241
Pearl Global Industries, Ltd. 1,400 20,756
*Peninsula Land, Ltd. 8,678 3,389
*Pennar Industries, Ltd., Class
H 16,820 49,525
Persistent Systems, Ltd. 49,249 3,282,444
Petronet LNG, Ltd. 494,322 1,566,138
PG Electroplast, Ltd. 64,913 417,501
Phoenix Mills, Ltd. (The) 67,540 1,280,176
PI Industries, Ltd. 23,628 952,187
Pidilite Industries, Ltd. 40,152 653,405
Piramal Pharma, Ltd. 271,833 611,302
Pitti Engineering, Ltd. 8,268 88,160
PNC Infratech, Ltd. 52,987 167,399
Poly Medicure, Ltd. 4,471 100,716
Polycab India, Ltd. 17,452 1,514,569
Polyplex Corp., Ltd. 7,787 83,886
Pondy Oxides & Chemicals,
Ltd. 939 14,501
Power Grid Corp. of India, Ltd. 514,879 1,671,289
Power Mech Projects, Ltd. 9,332 262,411
Praj Industries, Ltd. 100,163 380,923
Prakash Industries, Ltd. 98,167 181,601
ΩPrataap Snacks, Ltd., Class
F 4,820 59,048
Precision Wires India, Ltd. 27,191 69,197
Prestige Estates Projects, Ltd. 108,891 2,140,131
*Pricol, Ltd., Class R 72,888 434,596
*Prime Focus, Ltd. 2,874 5,889
Prince Pipes & Fittings, Ltd. 17,117 61,732
*Prism Johnson, Ltd. 45,016 77,039
Privi Speciality Chemicals, Ltd. 2,174 71,109
Procter & Gamble Health, Ltd. 3,281 227,915
Procter & Gamble Hygiene &
Health Care, Ltd. 1,186 178,372
Punjab National Bank 482,128 667,431
*Puravankara, Ltd. 18,870 57,043
*PVR Inox, Ltd., Class A 12,080 164,194
ΩQuess Corp., Ltd. 7,190 19,418
Radico Khaitan, Ltd. 34,668 1,222,950

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Rail Vikas Nigam, Ltd. 53,040 $ 196,455
Railtel Corp. of India, Ltd. 55,874 231,688
Rain Industries, Ltd. 129,892 195,369
Rallis India, Ltd. 36,681 106,773
*Rama Steel Tubes, Ltd. 259,252 29,876
Ramco Cements, Ltd. (The) 57,589 677,571
Ramkrishna Forgings, Ltd. 82,598 505,239
*Ramky Infrastructure, Ltd. 9,222 66,045
Rane Holdings, Ltd. 2,928 50,920
Rashtriya Chemicals &
Fertilizers, Ltd. 136,236 229,098
*Rategain Travel
Technologies, Ltd. 930 6,687
Ratnamani Metals & Tubes,
Ltd. 8,817 240,838
*RattanIndia Power, Ltd. 1,771,345 217,898
*Raymond Lifestyle, Ltd. 38,568 513,668
*Raymond Realty, Ltd. 48,210 335,624
Raymond, Ltd. 48,210 311,756
ΩRBL Bank, Ltd. 694,449 2,553,005
Redington, Ltd. 891,446 2,548,172
Redtape, Ltd. 6,136 9,493
Reliance Industrial
Infrastructure, Ltd. 5,705 57,528
Reliance Industries, Ltd. 671,318 11,240,656
ΩReliance Industries, Ltd.,
Class A, GDR 21,231 1,407,615
*Reliance Infrastructure, Ltd. 71,378 173,646
*Reliance Power, Ltd. 2,470,090 1,291,652
*Religare Enterprises, Ltd.,
Class A 49,509 147,209
Rico Auto Industries, Ltd. 64,014 60,134
RITES, Ltd. 45,132 124,804
Route Mobile, Ltd. 926 7,430
*RPSG Ventures, Ltd. 2,132 19,774
Safari Industries India, Ltd. 2,883 69,331
*Sagar Cements, Ltd. 15,512 39,310
ΩSalasar Techno Engineering,
Ltd. 286,134 33,168
Samvardhana Motherson
International, Ltd. 1,369,423 1,625,791
Sandhar Technologies, Ltd. 3,283 18,939
Sangam India, Ltd., Class A 3,209 16,291
Sanghvi Movers, Ltd. 18,034 80,478
Sanofi Consumer Healthcare
India, Ltd. 3,912 213,405
Sanofi India, Ltd. 3,912 210,673
ΩSansera Engineering, Ltd. 2,881 49,126
*Sapphire Foods India, Ltd. 60,343 194,445
Sarda Energy & Minerals, Ltd. 58,760 350,490
Saregama India, Ltd. 16,294 83,497
Sasken Technologies, Ltd. 3,582 55,454
Savita Oil Technologies, Ltd. 12,300 54,765
SBI Cards & Payment
Services, Ltd. 61,699 610,691
ΩSBI Life Insurance Co., Ltd. 60,749 1,338,348
Schaeffler India, Ltd. 11,105 503,064
*Schneider Electric
Infrastructure, Ltd. 29,637 279,272
Shares Value †
INDIA — (Continued)
Senco Gold, Ltd. 42,018 $ 153,572
*SEPC, Ltd. 328,442 41,587
*SEPC, Ltd. 72,257 5,665
Seshasayee Paper & Boards,
Ltd. 8,475 24,383
ΩSH Kelkar & Co., Ltd. 20,439 50,914
Shaily Engineering Plastics,
Ltd. 3,814 97,727
Shakti Pumps India, Ltd. 32,736 302,187
Shalby, Ltd. 11,732 31,890
Shankara Building Products,
Ltd. 4,888 7,712
*Shankara Buildpro, Ltd. 4,888 40,499
Sharda Cropchem, Ltd. 14,866 144,806
Sharda Motor Industries, Ltd. 13,192 153,659
Shilpa Medicare, Ltd. 46,116 183,303
Shipping Corp. of India, Ltd. 164,170 480,242
Shivalik Bimetal Controls, Ltd. 3,581 19,355
*Shoppers Stop, Ltd. 15,065 87,305
Shree Cement, Ltd. 2,189 698,093
Shriram Pistons & Rings, Ltd. 5,736 168,911
*Shriram Properties, Ltd. 7,700 8,158
*Siemens Energy India, Ltd. 7,037 252,526
Siemens, Ltd. 7,037 245,447
*SIS, Ltd., Class R 18,779 70,508
Siyaram Silk Mills, Ltd. 11,799 99,872
SJS Enterprises, Ltd. 3,580 65,110
*SKF India 10,407 317,516
SKF India, Ltd. 10,407 250,974
Skipper, Ltd. 28,348 167,477
SML Mahindra, Ltd. 1,012 34,606
Sobha, Ltd. 18,481 336,971
Solar Industries India, Ltd. 9,488 1,483,301
Somany Ceramics, Ltd. 6,356 32,857
ΩSona Blw Precision Forgings,
Ltd. 53,636 285,638
Sonata Software, Ltd. 105,544 439,731
South Indian Bank, Ltd. (The) 1,998,206 824,302
SRF, Ltd. 96,925 3,199,670
Star Cement, Ltd. 63,523 183,833
*Star Health & Allied Insurance
Co., Ltd. 2,484 13,834
State Bank of India 229,528 2,422,718
State Bank of India, Class A,
GDR 6,235 660,910
Steel Authority of India, Ltd. 502,535 774,709
Sterlite Technologies, Ltd. 46,719 61,823
*STL Networks, Ltd., Class A 30,369 8,977
Strides Pharma Science, Ltd. 40,865 430,280
*Stylam Industries, Ltd. 719 16,659
*Subex, Ltd. 337,392 48,953
Subros, Ltd. 15,233 186,493
Sudarshan Chemical
Industries, Ltd. 13,830 179,132
Sumitomo Chemical India, Ltd. 12,651 71,570
Sun Pharmaceutical Industries,
Ltd. 154,710 2,946,542
Sun TV Network, Ltd. 53,803 340,499
Sundaram-Clayton, Ltd. 2,010 33,841

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Sundram Fasteners, Ltd. 38,565 $ 412,449
Sunteck Realty, Ltd. 38,289 190,838
Suprajit Engineering, Ltd. 31,451 158,209
Supreme Industries, Ltd. 23,611 1,014,033
Supreme Petrochem, Ltd. 25,876 218,720
Supriya Lifescience, Ltd. 12,287 107,532
Surya Roshni, Ltd. 50,195 166,466
*Suzlon Energy, Ltd. 2,585,524 1,727,153
Swaraj Engines, Ltd. 3,098 139,626
Symphony, Ltd. 2,360 24,852
ΩSyngene International, Ltd. 111,573 817,084
TAJGVK Hotels & Resorts,
Ltd. 3,871 18,317
Tamil Nadu Newsprint &
Papers, Ltd. 7,444 13,065
Tanla Platforms, Ltd. 49,426 339,942
*TARC, Ltd., Class A 42,378 76,004
Tata Chemicals, Ltd. 118,003 1,183,935
Tata Communications, Ltd. 28,022 591,999
Tata Consultancy Services,
Ltd. 118,040 4,066,252
Tata Consumer Products, Ltd. 114,149 1,498,048
Tata Elxsi, Ltd. 11,561 710,359
Tata Motors Passenger
Vehicles, Ltd. 801,052 3,699,749
Tata Power Co., Ltd. (The) 307,543 1,402,753
Tata Steel, Ltd. 4,623,427 9,522,761
TCI Express, Ltd. 2,486 18,996
TD Power Systems, Ltd. 84,047 733,661
Tech Mahindra, Ltd. 186,797 2,997,295
Techno Electric & Engineering
Co., Ltd. 23,038 342,334
Texmaco Rail & Engineering,
Ltd. 195,777 300,950
Thanga Mayil Jewellery, Ltd. 370 9,043
Thermax, Ltd. 7,625 276,479
Thirumalai Chemicals, Ltd. 7,320 23,352
Thomas Cook India, Ltd. 92,240 168,164
Tilaknagar Industries, Ltd. 68,972 410,314
Time Technoplast, Ltd. 234,806 569,457
Timken India, Ltd. 6,851 242,641
Tips Music, Ltd. 9,618 57,299
Titagarh Rail System, Ltd. 38,717 385,791
Titan Co., Ltd. 73,166 3,088,061
*TML Commercial Vehicles,
Ltd. 801,052 2,352,950
Torrent Pharmaceuticals, Ltd. 25,126 1,007,658
Torrent Power, Ltd. 50,970 755,898
*TransIndia Real Estate, Ltd. 8,326 2,696
Transport Corp. of India, Ltd. 18,521 250,511
Trent, Ltd. 42,976 2,272,608
Trident, Ltd. 645,663 208,236
Triveni Engineering &
Industries, Ltd. 38,758 155,890
Triveni Turbine, Ltd. 83,693 504,678
TTK Prestige, Ltd. 11,202 84,522
Tube Investments of India, Ltd. 59,617 2,030,187
TVS Holdings, Ltd. 2,147 367,019
TVS Motor Co. 358,080 40,337
Shares Value †
INDIA — (Continued)
TVS Motor Co., Ltd. 89,520 $ 3,538,295
TVS Srichakra, Ltd. 2,064 96,809
Uflex, Ltd. 19,544 119,162
Ω*Ujjivan Small Finance Bank,
Ltd. 411,813 240,488
UltraTech Cement, Ltd. 27,023 3,636,806
*Unichem Laboratories, Ltd. 10,202 54,124
Union Bank of India, Ltd. 549,120 919,641
United Breweries, Ltd. 9,681 196,017
United Spirits, Ltd. 53,019 854,910
UNO Minda, Ltd. 66,718 928,342
UPL, Ltd. 283,648 2,300,913
Usha Martin, Ltd. 111,370 583,188
*V2 Retail, Ltd. 5,388 148,218
VA Tech Wabag, Ltd. 24,786 394,834
Vadilal Industries, Ltd. 291 17,417
Vaibhav Global, Ltd. 18,881 57,251
*Valor Estate, Ltd. 207,667 348,282
Vardhman Textiles, Ltd. 61,130 300,274
ΩVarroc Engineering, Ltd. 19,585 134,933
Varun Beverages, Ltd. 371,790 1,966,979
*Vascon Engineers, Ltd.,
Class A 117,538 88,209
Vedanta, Ltd. 543,707 3,022,900
Veedol Corp., Ltd. 3,518 69,765
Vesuvius India, Ltd. 49,190 273,376
V-Guard Industries, Ltd. 74,966 305,915
Vijaya Diagnostic Centre, Ltd. 8,328 92,749
Vimta Labs, Ltd. 14,358 117,327
Vinati Organics, Ltd. 8,159 151,864
Vindhya Telelinks, Ltd. 3,334 51,296
*VL E-Governance & IT
Solutions, Ltd. 18,368 4,976
*Vodafone Idea, Ltd. 2,531,501 248,954
Voltamp Transformers, Ltd. 5,346 445,855
Voltas, Ltd. 35,059 546,434
VRL Logistics, Ltd. 31,038 97,847
VST Industries, Ltd. 21,736 63,968
VST Tillers Tractors, Ltd. 1,815 122,460
*Walchandnagar Industries,
Ltd. 1,088 2,175
*Websol Energy System, Ltd. 7,509 103,011
Welspun Corp., Ltd. 68,633 746,664
Welspun Enterprises, Ltd. 44,942 283,788
Welspun Living, Ltd. 162,800 237,769
West Coast Paper Mills, Ltd. 21,076 107,420
Westlife Foodworld, Ltd. 20,843 139,315
Whirlpool of India, Ltd. 1,656 26,100
Wipro, Ltd. 255,440 692,530
#Wipro, Ltd., Sponsored ADR 54,604 143,608
*Wockhardt, Ltd., Class A 81,770 1,180,430
Wonderla Holidays, Ltd. 9,871 63,637
*Yes Bank, Ltd. 6,829,842 1,749,560
Zee Entertainment Enterprises,
Ltd. 465,827 527,793
*Zee Media Corp., Ltd. 276,233 31,148
Zensar Technologies, Ltd. 66,700 599,255
Zydus Lifesciences, Ltd. 105,843 1,161,848

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Zydus Wellness, Ltd. 19,035 $ 102,196
TOTAL INDIA 493,668,393
INDONESIA — (0.4%)
ABM Investama TBK PT 200,200 35,634
*Adhi Karya Persero TBK PT 1,582,200 24,927
Adi Sarana Armada TBK PT 1,301,000 83,317
AKR Corporindo TBK PT 6,291,900 461,583
*Alam Sutera Realty TBK PT 6,898,100 67,197
Alamtri Minerals Indonesia
TBK PT 4,185,800 351,124
Allo Bank Indonesia TBK PT 494,500 44,454
*Amman Mineral Internasional
PT 1,078,800 460,582
Aneka Tambang TBK 4,489,320 836,855
*<Armidian Karyatama TBK PT 230,900 –
Arwana Citramulia TBK PT 1,742,000 57,613
Aspirasi Hidup Indonesia TBK
PT 3,617,600 96,585
Astra Agro Lestari TBK PT 346,688 162,608
Astra International TBK PT 4,593,500 1,698,739
Astra Otoparts TBK PT 490,800 75,258
Asuransi Tugu Pratama
Indonesia TBK PT 169,600 10,657
Avia Avian TBK PT 4,498,500 111,989
*Bank Aladin Syariah TBK PT 1,380,400 78,026
Bank Amar Indonesia TBK PT 2,783,100 38,491
Bank BTPN Syariah TBK PT 1,836,200 151,268
*Bank Capital Indonesia TBK
PT 633,700 5,259
Bank Central Asia TBK PT 6,056,600 3,104,781
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 7,764
*Bank Ganesha TBK PT 1,064,700 7,235
*Bank Jago TBK PT 1,306,400 172,039
Bank Mandiri Persero TBK PT 10,081,236 2,861,301
*Bank Mayapada International
TBK PT 196,578 2,861
Bank Maybank Indonesia TBK
PT 4,532,400 56,144
Bank Negara Indonesia
Persero TBK PT 3,188,940 839,901
*Bank Neo Commerce TBK PT 5,200,600 121,337
Bank OCBC Nisp TBK PT 2,258,500 186,737
Bank Pan Indonesia TBK PT 1,958,700 121,315
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,639,681 79,371
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,682,400 87,908
Bank Rakyat Indonesia
Persero TBK PT 8,705,793 2,083,527
Bank Syariah Indonesia TBK
PT 4,174,037 640,036
Bank Tabungan Negara
Persero TBK PT 3,896,185 287,001
*Barito Pacific TBK PT 6,897,029 1,430,833
Barito Renewables Energy
TBK PT 219,900 114,710
*Bintang Oto Global TBK PT 247,300 7,316
Shares Value †
INDONESIA — (Continued)
BISI International TBK PT 718,200 $ 38,436
Blue Bird TBK PT 430,800 45,852
*Buana Lintas Lautan TBK PT 9,367,200 122,793
Bukit Asam TBK PT 2,461,600 355,252
*Buma Internasional Grup
TBK PT 2,215,100 45,554
*Bumi Resources Minerals
TBK PT 29,196,800 1,615,217
*Bumi Resources TBK PT 37,987,900 324,370
*Bumi Serpong Damai TBK
PT, Class F 3,094,700 182,370
*Capital Financial Indonesia
TBK PT 476,000 31,342
*Cemindo Gemilang PT 1,130,200 52,330
Chandra Asri Pacific TBK PT 119,500 49,942
Charoen Pokphand Indonesia
TBK PT 1,462,400 410,668
ΩCikarang Listrindo TBK PT 720,300 30,536
Ciputra Development TBK PT 6,820,572 362,971
Cisarua Mountain Dairy PT
TBK 552,900 188,678
*Citra Marga Nusaphala
Persada TBK PT 775,750 60,408
Dayamitra Telekomunikasi PT 5,212,600 175,530
Dharma Satya Nusantara TBK
PT 2,667,800 302,393
*Dian Swastatika Sentosa
TBK PT 50,400 256,319
Elnusa TBK PT 1,801,900 55,260
*Energi Mega Persada TBK PT 4,386,200 217,596
Erajaya Swasembada TBK PT 6,013,000 153,308
ESSA Industries Indonesia
TBK PT 4,764,400 176,194
Gajah Tunggal TBK PT 1,261,600 78,898
Garudafood Putra Putri Jaya
TBK PT 5,336,700 115,527
Golden Energy Mines TBK PT 82,500 44,896
Gudang Garam TBK PT 354,000 368,262
*Harum Energy TBK PT 1,959,800 137,881
Hexindo Adiperkasa TBK PT,
Class A 103,600 28,968
*Hillcon TBK PT 21,900 216
*Impack Pratama Industri TBK
PT 3,333,000 472,994
Indah Kiat Pulp & Paper TBK
PT 1,464,300 655,985
Indika Energy TBK PT 1,356,100 170,430
Indo Tambangraya Megah
TBK PT 376,000 531,329
Indocement Tunggal Prakarsa
TBK PT 646,300 242,897
Indofood CBP Sukses Makmur
TBK PT 226,600 118,546
Indofood Sukses Makmur TBK
PT 2,536,500 1,128,689
Indomobil Sukses
Internasional TBK PT 850,200 58,793
Indosat TBK PT 1,970,600 223,366

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,124,497 $ 172,563
*<Inti Agri Resources TBK PT 473,600 –
*Intiland Development TBK PT 3,588,500 28,915
Japfa Comfeed Indonesia TBK
PT 3,434,500 518,376
Jasa Marga Persero TBK PT 792,326 170,090
Jaya Real Property TBK PT 932,000 48,197
Kalbe Farma TBK PT 4,675,200 358,441
Kawasan Industri Jababeka
TBK PT 10,182,900 116,953
*Lippo Karawaci TBK PT 18,567,395 99,368
Map Aktif Adiperkasa PT 6,934,700 291,900
Matahari Department Store
TBK PT 496,000 50,256
Mayora Indah TBK PT 1,394,925 178,664
*MD Entertainment TBK PT 662,310 226,014
Medco Energi Internasional
TBK PT 5,936,832 474,804
Medikaloka Hermina TBK PT 4,050,600 365,358
Mega Manunggal Property
TBK PT 204,800 6,835
*Merdeka Battery Materials
TBK PT 10,948,400 414,762
*Merdeka Copper Gold TBK
PT 2,618,627 384,212
*Metro Healthcare Indonesia
TBK PT 6,462,300 125,127
Metrodata Electronics TBK PT 3,792,500 139,112
Metropolitan Kentjana TBK PT 12,400 17,728
Midi Utama Indonesia TBK PT 973,400 24,233
Mitra Adiperkasa TBK PT 5,676,700 440,345
Mitra Keluarga Karyasehat
TBK PT 1,130,700 175,418
*MNC Digital Entertainment
TBK PT 1,263,400 38,365
*MNC Tourism Indonesia TBK
PT 31,425,000 275,890
Mulia Industrindo TBK PT 1,019,500 21,089
ΩNusantara Sejahtera Raya
TBK PT 3,494,600 25,006
Pabrik Kertas Tjiwi Kimia TBK
PT 949,000 398,032
*Pacific Strategic Financial
TBK PT 1,672,500 113,143
Pakuwon Jati TBK PT 11,285,400 249,731
*Panin Financial TBK PT 8,363,500 120,700
*Paninvest TBK PT 919,000 44,486
Pantai Indah Kapuk Dua TBK
PT 67,500 57,028
Perusahaan Gas Negara TBK
PT 4,015,200 420,111
Petrindo Jaya Kreasi TBK PT,
Class H 1,746,000 211,032
Petrosea TBK PT 950,600 388,700
*<Pool Advista Indonesia TBK
PT 91,300 51
*PP Persero TBK PT 1,612,400 37,038
Puradelta Lestari TBK PT 5,932,400 47,445
Shares Value †
INDONESIA — (Continued)
*<Rimo International Lestari
TBK PT 3,756,500 $ –
Rukun Raharja TBK PT 472,700 115,119
Salim Ivomas Pratama TBK PT 1,950,400 73,301
Sampoerna Agro TBK PT 35,500 10,727
*Sarana Meditama
Metropolitan TBK PT 1,483,100 27,112
Sarana Menara Nusantara
TBK PT 12,025,000 394,085
Sariguna Primatirta TBK PT 3,706,200 120,346
Sawit Sumbermas Sarana
TBK PT 1,880,900 182,096
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,389,100 160,377
Semen Indonesia Persero
TBK PT 2,360,703 391,794
*Siloam International Hospitals
TBK PT 424,048 55,333
*<Sri Rejeki Isman TBK PT 4,830,100 –
Steel Pipe Industry of
Indonesia PT 504,000 12,971
Sumber Alfaria Trijaya TBK PT 5,191,400 627,463
Sumber Tani Agung
Resources TBK PT 1,374,100 114,853
Summarecon Agung TBK PT 7,167,433 168,950
Surya Citra Media TBK PT 14,424,400 293,172
Surya Semesta Internusa TBK
PT 3,255,000 305,340
Telkom Indonesia Persero
TBK PT 4,360,000 841,587
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 11,885 232,827
Temas TBK PT 2,776,400 21,704
Tempo Scan Pacific TBK PT 427,100 73,195
Timah TBK PT 1,126,700 180,895
Tower Bersama Infrastructure
TBK PT 987,100 141,269
*<Trada Alam Minera TBK PT 5,604,000 –
Transcoal Pacific TBK PT 468,500 221,150
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 553,500 17,474
Triputra Agro Persada PT 5,693,300 643,620
Tunas Baru Lampung TBK PT 2,039,028 91,345
Ultrajaya Milk Industry &
Trading Co. TBK PT 1,058,000 95,430
Unilever Indonesia TBK PT 2,524,900 391,716
United Tractors TBK PT 1,146,224 1,854,084
Vale Indonesia TBK PT 1,150,708 328,675
*<Waskita Karya Persero TBK
PT, Class A 3,217,605 7,329
*<Wijaya Karya Persero TBK
PT 1,766,100 8,124
Wintermar Offshore Marine
TBK PT 1,593,913 41,214
XLSMART Telecom Sejahtera
TBK PT 4,299,746 674,825
TOTAL INDONESIA 42,890,299

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
IRELAND — (0.3%)
AIB Group PLC 1,360,179 $ 12,535,814
Bank of Ireland Group PLC 545,387 8,929,265
Cairn Homes PLC 484,780 1,078,781
Dalata Hotel Group PLC 136,539 1,014,902
FBD Holdings PLC 14,294 239,223
Glanbia PLC 149,949 2,540,687
Ω*Glenveagh Properties PLC 284,809 627,211
Irish Continental Group PLC 88,767 588,091
Kerry Group PLC, Class A 30,179 2,755,262
Kingspan Group PLC 58,854 4,408,616
*Permanent TSB Group
Holdings PLC 33,801 113,138
TOTAL IRELAND 34,830,990
ISRAEL — (0.9%)
*Accel Solutions Group, Ltd. 38,891 19,612
Ackerstein Group, Ltd. 9,860 29,378
Afcon Holdings, Ltd. 936 80,335
*AFI Properties, Ltd. 4,877 330,472
#Africa Israel Residences, Ltd. 2,800 244,963
*Airport City, Ltd. 17,649 349,708
Alrov Properties and Lodgings,
Ltd., Registered 2,753 246,711
Altshuler Shaham Finance,
Ltd. 15,377 40,784
Amos Luzon Development and
Energy Group, Ltd. 4,680 5,327
*Amot Investments, Ltd. 27,594 218,771
Analyst IMS Investment
Management Services, Ltd. 1,179 49,273
Arad, Ltd. 13,942 223,470
*Argo Properties NV 6,739 247,468
Ari Real Estate Arena
Investment, Ltd. 13,159 11,969
*Ashdod Refinery, Ltd. 6,068 102,836
Ashtrom Group, Ltd. 22,738 520,553
AudioCodes, Ltd. 19,311 172,447
AudioCodes, Ltd. – 4
Aura Investments, Ltd. 36,795 265,713
Automatic Bank Services, Ltd. 7,964 55,480
*Avgol Industries 1953, Ltd. 8,213 3,475
Ayalon Holdings, Ltd. 7,453 157,571
Azorim-Investment
Development & Construction
Co., Ltd. 48,197 323,762
Azrieli Group, Ltd. 3,290 347,481
Bank Hapoalim BM 262,857 5,355,362
Bank Leumi Le-Israel BM,
Class IS 463,868 9,454,970
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,354 902,456
Bezeq The Israeli
Telecommunication Corp., Ltd. 438,605 899,125
Big Shopping Centers, Ltd. 2,006 448,826
Blue Square Real Estate, Ltd. 2,181 264,003
*Camtek, Ltd. 5,451 676,224
Carasso Motors, Ltd. 24,062 288,371
#Castro Model, Ltd. 1,288 78,289
*Cellcom Israel, Ltd. 93,048 971,883
Shares Value †
ISRAEL — (Continued)
*Ceragon Networks, Ltd. 16,269 $ 42,299
*CIELO-BLU GROUP, Ltd. 23,341 28,884
Clal Biotechnology Industries,
Ltd. – –
Clal Insurance Enterprises
Holdings, Ltd., Registered 67,355 3,769,082
Danel Adir Yeoshua, Ltd. 4,246 588,454
Danya Cebus, Ltd. 3,989 168,180
Delek Automotive Systems,
Ltd. 22,978 194,175
Delek Group, Ltd. 11,685 3,075,035
Delta Galil, Ltd. 10,494 586,261
#Delta Israel Brands, Ltd. 2,849 92,364
Diplomat Holdings, Ltd. 6,485 102,929
Dor Alon Energy in Israel
1988, Ltd. 1,159 52,248
*Doral Group Renewable
Energy Resources, Ltd. 82,277 590,366
Duniec Brothers, Ltd. 2,185 181,289
#*El Al Israel Airlines 186,822 777,899
Elbit Systems, Ltd. 887 425,210
Elbit Systems, Ltd. 1,779 848,138
Electra Consumer Products
1970, Ltd. 6,879 238,446
*Electra Real Estate, Ltd. 4,844 74,427
Electra, Ltd. 20,020 636,122
Energix-Renewable Energies,
Ltd. 21,846 100,764
*Enlight Renewable Energy,
Ltd. 1,161 40,526
*Enlight Renewable Energy,
Ltd. 15,900 559,680
*Equital, Ltd. 19,437 930,592
*Fattal Holdings 1998, Ltd. 3,639 661,220
First International Bank Of
Israel, Ltd. (The) 21,633 1,562,242
FMS Enterprises Migun, Ltd. 1,586 91,382
Formula Systems 1985, Ltd. 8,787 1,269,095
Fox Wizel, Ltd. 6,746 779,038
Gav-Yam Lands Corp., Ltd. 9,007 112,351
*Gilat Satellite Networks, Ltd. 28,241 405,798
*Hagag Group Real Estate
Development 21,342 153,464
Harel Insurance Investments &
Financial Services, Ltd. 89,394 3,131,619
Hilan, Ltd. 10,963 864,791
ICL Group, Ltd. 157,626 1,036,083
IDI Insurance Co., Ltd. 9,158 544,831
Ilex Medical, Ltd. 533 10,687
#Inrom Construction
Industries, Ltd. 69,865 519,983
*Intercure, Ltd. 1,560 2,212
Isracard, Ltd. 1 3
#Israel Canada T.R, Ltd.,
Class A 68,925 360,065
Israel Discount Bank, Ltd.,
Class A 391,700 3,928,796
Israel Shipyards Industries,
Ltd. 2,035 78,356

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
*Israir Group, Ltd. 102,354 $ 56,647
Isras Investment Co., Ltd. 1,324 371,137
Issta, Ltd. 8,647 282,724
Kamada, Ltd. 6,921 48,406
Kamada, Ltd. 9,189 63,588
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 59,640 129,041
Kenon Holdings, Ltd. 8,219 429,362
Kerur Holdings, Ltd. 2,125 59,201
Klil Industries, Ltd. 76 4,393
Kvutzat Acro, Ltd. 8,721 127,484
Lahav L.R. Real Estate, Ltd. 31,625 61,128
Land Development Nimrodi
Group, Ltd. 18,252 209,206
Lapidoth Capital, Ltd. 3,942 99,331
M Yochananof & Sons, Ltd. 6,048 511,093
#Magic Software Enterprises,
Ltd. 29,986 620,111
*Malam - Team, Ltd. 5,184 222,863
Matrix IT, Ltd. 21,611 799,571
Max Stock, Ltd. 47,241 339,696
#*Maytronics, Ltd. 35,168 43,660
Mediterranean Towers, Ltd. 75,670 335,076
Mega Or Holdings, Ltd. 8,400 516,256
Meitav Investment House, Ltd. 27,133 852,127
Melisron, Ltd. 1 81
Menora Mivtachim Holdings,
Ltd. 17,643 1,767,445
*Meshek Energy Renewable
Energies, Ltd. 145,590 295,278
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,055 159,050
Migdal Insurance & Financial
Holdings, Ltd. 354,650 1,275,092
Mivne Real Estate KD, Ltd. 143,959 638,353
Mizrahi Tefahot Bank, Ltd. 36,787 2,398,784
Naphtha Israel Petroleum
Corp., Ltd. 15,632 131,139
*Nayax, Ltd. 1,669 69,956
Neto Malinda Trading, Ltd. 5,958 261,264
*Neto ME Holdings, Ltd. 593 37,848
Next Vision Stabilized
Systems, Ltd. 42,903 1,885,296
*Nice, Ltd. 57 7,735
#*Nice, Ltd., Sponsored ADR 1,366 186,678
#*Nova, Ltd. 560 192,998
*Nova, Ltd., Registered 5,678 1,968,683
Novolog, Ltd. 145,969 56,967
Oil Refineries, Ltd. 1,988,076 581,602
One Software Technologies,
Ltd. 31,378 844,377
*OPC Energy, Ltd. 34,790 630,758
*OY Nofar Energy, Ltd. 5,051 161,423
Palram Industries 1990, Ltd. 10,980 253,361
Partner Communications Co.,
Ltd. 103,124 1,027,691
Paz Retail And Energy, Ltd. 8,178 1,751,603
Shares Value †
ISRAEL — (Continued)
*Perion Network, Ltd. 25,966 $ 242,648
Phoenix Financial, Ltd. 88,692 3,423,181
#Plasson Industries, Ltd.,
Class B 1,869 109,124
Polyram Plastic Industries, Ltd. 16,346 56,961
Prashkovsky Investments and
Construction, Ltd. 5,750 294,197
*Priortech, Ltd. 3,478 263,987
Qualitau, Ltd. 2,925 449,419
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 539,992
*Rani Zim Shopping Centers,
Ltd. 7,094 12,576
Retailors, Ltd. 11,441 203,211
Scope Metals Group, Ltd. 5,877 283,357
#Shapir Engineering and
Industry, Ltd. 25,726 230,049
*Shikun & Binui Soltec
Renewable Energy 130,417 109,008
#*Shikun & Binui, Ltd. 159,766 891,079
Shufersal, Ltd. 58,222 726,389
Strauss Group, Ltd. 11,598 327,746
#Tadiran Group, Ltd. 2,147 114,535
ΩTamar Petroleum, Ltd. 60,955 756,552
#*TAT Technologies, Ltd. 1,891 81,353
Tel Aviv Stock Exchange, Ltd. 36,827 860,074
Telsys, Ltd. 2,110 127,707
*Tera Light, Ltd. 16,867 65,360
*Teva Pharmaceutical
Industries, Ltd. 3,573 72,312
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 167,270 3,425,690
Tiv Taam Holdings 1, Ltd. 52,789 142,752
*Tower Semiconductor, Ltd. 25,744 2,192,617
*Tower Semiconductor, Ltd. 3,398 281,161
*Veridis Environment, Ltd. 7,308 72,649
Victory Supermarket Chain,
Ltd. 4,534 63,715
Villar International, Ltd. 410 24,228
YD More Investments, Ltd. 16,291 222,924
YH Dimri Construction &
Development, Ltd. 1,823 220,158
TOTAL ISRAEL 92,654,732
ITALY — (2.3%)
A2A SpA 1,161,529 3,386,452
ACEA SpA 31,451 763,043
Aeroporto Guglielmo Marconi
Di Bologna SpA 992 10,465
#Amplifon SpA 83,256 1,422,194
Ariston Holding NV, Class B 64,699 268,832
Arnoldo Mondadori Editore
SpA 88,187 212,223
Ascopiave SpA 48,353 179,705
Azimut Holding SpA 75,790 2,965,467
B&C Speakers SpA 769 13,491
Banca Generali SpA 43,469 2,458,427
Banca IFIS SpA 16,107 416,432
Banca Mediolanum SpA 125,068 2,513,197

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ITALY — (Continued)
Banca Monte dei Paschi di
Siena SpA 1,368,028 $ 11,974,982
Ω*Banca Sistema SpA 23,738 42,906
Banco BPM SpA, Class R 1,178,389 17,144,037
Banco di Desio e della Brianza
SpA 32,197 294,693
#BasicNet SpA 2,271 18,060
#Biesse SpA 7,418 48,631
BPER Banca SPA 1,157,458 13,833,654
#Brembo NV 43,296 466,991
Brunello Cucinelli SpA 23,616 2,391,583
Buzzi SpA 59,317 3,570,385
*Cairo Communication SpA 51,952 172,694
ΩCarel Industries SpA 8,815 229,430
Cementir Holding NV 31,873 587,870
*CIR SpA-Compagnie
Industriali 344,301 274,598
Comer Industries SpA, Class R 377 16,013
Credito Emiliano SpA 56,637 896,883
d'Amico International Shipping
SA 41,774 216,488
Danieli & C Officine
Meccaniche SpA 7,170 388,127
Danieli & C Officine
Meccaniche SpA 25,131 964,167
Datalogic SpA, Class M 15,974 84,627
#Davide Campari-Milano NV,
Class M 1,928 13,427
Ω*doValue SpA 12,756 39,841
Emak SpA 39,001 45,915
ΩEnav SpA 59,926 313,463
Enel SpA 1,175,725 11,903,809
Eni SpA, Class B 815,306 15,003,738
ERG SpA 30,786 794,523
Esprinet SpA 17,821 119,300
Ferrari NV 2,484 993,428
#Ferrari NV, ADR 9,175 3,706,241
Ferretti SpA 20,416 67,064
Fiera Milano SpA 10,629 96,426
Fila SpA 23,690 260,032
*Fincantieri SpA 1,654 42,457
FinecoBank Banca Fineco SpA 231,630 5,296,157
FNM SpA 120,333 63,055
Garofalo Health Care SpA 8,969 54,141
Gefran SpA 2,481 35,795
Generali 159,934 6,156,278
#GPI SpA 5,611 110,096
Hera SpA 591,030 2,653,632
IMMSI SpA 86,759 57,679
Intercos SpA 8,133 110,768
Interpump Group SpA, Class R 16,522 852,416
Intesa Sanpaolo SpA 1,513,138 9,738,293
Iren SpA 249,814 737,563
Italgas SpA 260,703 2,735,215
#Italian Sea Group SPA (The) 6,328 35,277
Italmobiliare SpA 6,099 229,487
Iveco Group NV 222,178 4,728,719
Leonardo SpA 139,779 8,208,628
Lottomatica Group Spa 11,523 284,351
Shares Value †
ITALY — (Continued)
LU-VE SpA, Registered 2,170 $ 90,417
Maire SpA 100,914 1,530,483
#MARR SpA 8,793 93,370
MFE MediaForEurope NV,
Class A 118,927 429,916
MFE-MediaForEurope NV,
Class A 119,652 423,975
MFE-MediaForEurope NV,
Class B 42,671 199,171
Moltiply Group SpA 12,608 684,680
Moncler SpA 64,126 3,848,744
*NewPrinces SpA 6,329 145,514
ΩNexi SpA 284,290 1,498,232
Orsero SpA 5,597 117,315
ΩOVS SpA 185,550 936,317
Pharmanutra SpA 2,475 132,263
#Piaggio & C SpA 132,641 302,055
ΩPirelli & C SpA 249,461 1,749,452
ΩPoste Italiane SpA 194,282 4,684,385
Prysmian SpA 77,143 7,997,443
ΩRAI Way SpA 63,527 435,538
Recordati Industria Chimica e
Farmaceutica SpA 38,710 2,300,975
Reply SpA 10,192 1,430,456
Revo Insurance SpA 2,932 60,373
Rizzoli Corriere Della Sera
Mediagroup SpA 81,088 96,400
Sabaf SpA 2,781 44,938
*Safilo Group SpA 106,087 207,423
#Saipem SpA 915,036 2,382,642
*Salvatore Ferragamo SpA 14,027 113,006
Sanlorenzo SpA 8,237 322,293
Sesa SpA 4,031 374,998
Snam SpA 248,392 1,533,241
Sogefi SpA 45,758 184,849
SOL SpA 17,647 1,034,704
#Stellantis NV 132,692 1,344,380
#Stellantis NV, ADR 69,310 702,804
ΩTechnogym SpA 62,833 1,138,594
*Telecom Italia SpA 8,039,248 4,743,379
*Telecom Italia SpA 4,098,752 2,725,878
*Telecom Italia SpA,
Sponsored ADR 41,807 250,424
Tenaris SA 65,231 1,301,383
#Tenaris SA, Sponsored ADR 37,832 1,505,714
Terna - Rete Elettrica
Nazionale 349,737 3,586,984
*TREVI - Finanziaria
Industriale SpA 88,404 44,590
TXT e-solutions SpA 2,582 98,643
UniCredit SpA 300,047 22,174,526
Unipol Assicurazioni SpA 261,914 5,733,147
Webuild SpA 346,510 1,398,998
#Wiit SpA 8,012 182,360
#Zignago Vetro SpA 5,757 49,902
TOTAL ITALY 226,081,235
JAPAN — (15.2%)
#&Do Holdings Co., Ltd. 7,800 54,631

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
77 Bank, Ltd. (The) 43,400 $ 1,863,562
A&D HOLON Holdings Co.,
Ltd. 23,400 307,889
AB&Company Co., Ltd.,
Registered 4,700 33,468
ABC-Mart, Inc. 28,500 489,044
Achilles Corp. 6,600 53,809
AD Works Group Co., Ltd. 47,200 145,532
ADEKA Corp. 46,100 1,046,755
Ad-sol Nissin Corp. 6,800 64,886
Advan Group Co., Ltd. 9,000 50,417
#Advanced Media, Inc. 600 4,202
Advantest Corp. 153,200 23,006,602
Aeon Co., Ltd. 376,788 5,966,534
*Aeon Fantasy Co., Ltd. 4,100 74,226
#Aeon Hokkaido Corp. 25,900 146,098
Aeon Kyushu Co., Ltd. 700 13,627
AFC-HD AMS Life Science
Co., Ltd. 6,929 38,276
#AGC, Inc. 64,000 2,002,402
Ahresty Corp. 18,800 98,116
Ai Holdings Corp. 16,200 281,821
Aica Kogyo Co., Ltd. 37,800 890,682
Aichi Financial Group, Inc. 28,821 743,653
Aichi Steel Corp. 47,204 814,438
Aichi Tokei Denki Co., Ltd. 4,200 76,146
Aida Engineering, Ltd. 39,419 236,174
Aidma Holdings, Inc. 2,300 44,073
Ain Holdings, Inc. 20,301 851,415
Air Water, Inc. 131,900 1,845,085
Airman Corp. 13,700 171,278
Airport Facilities Co., Ltd. 22,700 151,770
#Airtech Japan, Ltd. 5,300 43,623
#Airtrip Corp. 8,500 47,947
Aisan Industry Co., Ltd. 30,600 416,329
Aisin Corp. 172,686 3,110,041
AIT Corp. 4,900 63,741
Ajinomoto Co., Inc. 199,600 5,665,839
*Akebono Brake Industry Co.,
Ltd. 149,400 111,525
Akita Bank, Ltd. (The) 4,800 113,881
Albis Co., Ltd. 4,000 69,689
Alconix Corp. 22,300 313,826
Alfresa Holdings Corp. 98,000 1,384,551
Alinco, Inc. 12,300 82,556
#Alleanza Holdings Co., Ltd. 4,900 33,206
Allied Telesis Holdings KK,
Class B 41,700 59,009
Almado, Inc. 1,400 9,760
#Alpen Co., Ltd. 12,300 181,799
AlphaPolis Co., Ltd. 3,500 34,510
Alps Alpine Co., Ltd.,
Registered 146,300 1,848,040
ALSOK Co., Ltd. 98,900 676,324
#Altech Corp. 9,810 162,953
Amada Co., Ltd. 176,800 2,115,104
Amano Corp. 27,200 722,838
#Amiyaki Tei Co., Ltd. 6,900 59,614
Amvis Holdings, Inc. 38,200 129,933
Shares Value †
JAPAN — (Continued)
ANA Holdings, Inc. 21,600 $ 405,066
#Anabuki Kosan, Inc. 1,900 26,566
and ST HD Co., Ltd., Class B 26,500 448,103
Anest Iwata Corp. 9,000 88,741
Anicom Holdings, Inc., Class B 53,200 274,884
Anrakutei Co., Ltd. 1,200 28,198
Anycolor, Inc. 17,800 697,881
#*AnyMind Group, Inc. 4,300 19,343
AOKI Holdings, Inc. 17,600 189,989
Aoyama Trading Co., Ltd. 41,300 611,236
Aoyama Zaisan Networks Co.,
Ltd. 14,800 193,100
Aozora Bank, Ltd., Class A 66,800 956,330
Arakawa Chemical Industries,
Ltd. 8,500 61,465
Arata Corp. 16,200 315,998
Araya Industrial Co., Ltd. 2,000 64,003
ARCLANDS Corp. 47,620 541,561
Arcs Co., Ltd. 30,700 624,741
ARE Holdings, Inc. 43,100 685,997
Arealink Co., Ltd. 26,400 174,281
Argo Graphics, Inc. 29,200 259,484
Arisawa Manufacturing Co.,
Ltd. 29,200 308,575
Artience Co., Ltd. 24,200 494,038
Artner Co., Ltd. 3,300 42,263
As One Corp. 34,058 556,782
Asahi Co., Ltd. 13,600 115,382
Asahi Diamond Industrial Co.,
Ltd. 20,200 109,880
Asahi Group Holdings, Ltd. 190,703 2,056,134
Asahi Intecc Co., Ltd. 53,900 856,144
Asahi Kasei Corp. 534,000 4,098,893
Asahi Kogyosha Co., Ltd. 2,800 57,161
Asahi Net, Inc. 14,300 65,255
Asahi Printing Co., Ltd. 3,300 18,701
ASAHI YUKIZAI Corp. 10,000 312,226
Asanuma Corp. 36,900 207,668
Ascentech KK 1,200 11,115
*Ashimori Industry Co., Ltd. 3,300 88,575
Asia Pile Holdings Corp. 23,300 183,914
Asics Corp. 141,100 3,611,420
ASKUL Corp. 30,400 277,054
Astellas Pharma, Inc. 536,400 5,618,003
Astena Holdings Co., Ltd. 14,900 45,264
#Atrae, Inc. 9,500 43,166
Aucnet, Inc. 12,800 167,338
Autobacs Seven Co., Ltd. 60,500 605,177
Avant Group Corp. 14,100 145,160
Awa Bank, Ltd. (The) 36,800 869,508
Axell Corp. 3,800 34,114
Axial Retailing, Inc. 46,200 326,583
Azbil Corp. 168,200 1,662,293
#AZ-COM MARUWA Holdings,
Inc. 33,200 221,542
AZOOM Co., Ltd. 2,200 68,690
Bandai Namco Holdings, Inc. 86,400 2,693,147
Bando Chemical Industries,
Ltd. 18,100 227,697

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#*Bank of Innovation, Inc. 1,400 $ 69,339
Bank of Iwate, Ltd. (The) 3,600 94,642
Bank of Nagoya, Ltd. (The) 24,900 636,016
Bank of Saga, Ltd. (The) 2,801 58,273
Bank of the Ryukyus, Ltd. 45,400 443,523
Bank of Toyama, Ltd. (The) 700 7,761
Base Co., Ltd. 4,600 104,657
BayCurrent, Inc. 44,600 2,045,367
Beauty Garage, Inc. 3,800 34,928
Belc Co., Ltd., Class R 7,400 347,772
Bell System24 Holdings, Inc. 26,500 227,750
Belluna Co., Ltd. 45,000 297,069
*Bengo4.com, Inc. 300 5,939
#Bewith, Inc. 2,000 19,564
Bic Camera, Inc. 46,100 465,773
BIPROGY, Inc. 35,000 1,416,767
B-Lot Co., Ltd., Class B 11,500 130,262
Blue Zones Holdings Co., Ltd. 10,700 545,227
#Bookoff Group Holdings, Ltd. 7,600 65,366
#Bourbon Corp. 800 12,608
Br. Holdings Corp. 11,700 25,366
#BrainPad, Inc. 11,300 123,009
Bridgestone Corp. 132,800 5,830,770
Broadmedia Corp. 1,900 20,967
Brother Industries, Ltd. 133,500 2,278,655
Buffalo, Inc. 3,800 85,593
Bull-Dog Sauce Co., Ltd. 2,000 24,692
Bunka Shutter Co., Ltd. 27,500 363,263
Business Brain Showa-Ota,
Inc., Class G 7,900 157,944
Business Engineering Corp.,
Class G 3,200 131,278
BuySell Technologies Co., Ltd. 4,900 107,666
C. Uyemura & Co., Ltd. 7,000 570,705
Calbee, Inc. 47,400 881,818
Canon Marketing Japan, Inc. 20,400 850,800
Canon, Inc. 83,500 2,402,749
Capcom Co., Ltd. 85,200 2,231,001
Career Design Center Co., Ltd. 3,100 44,129
Careerlink Co., Ltd. 4,300 66,012
Carlit Co., Ltd. 16,800 167,177
Casio Computer Co., Ltd. 70,300 551,932
Cawachi, Ltd. 10,400 200,432
CCI Group, Inc. 168,000 718,652
CDS Co., Ltd. 3,100 36,301
Celsys, Inc. 18,000 191,854
Central Glass Co., Ltd. 17,800 372,049
Central Japan Railway Co. 56,000 1,368,966
Central Security Patrols Co.,
Ltd. 4,700 83,166
#Central Sports Co., Ltd. 3,500 54,276
#Ceres, Inc. 4,700 63,732
#Change Holdings, Inc. 30,900 227,054
Charm Care Corp. KK 15,100 106,838
Chiba Bank, Ltd. (The) 87,000 850,206
Chiba Kogyo Bank, Ltd. (The) 41,600 434,484
Chikaranomoto Holdings Co.,
Ltd. 9,300 85,360
Shares Value †
JAPAN — (Continued)
Chino Corp. 7,400 $ 66,480
*Chiyoda Corp. 57,600 152,922
Chori Co., Ltd. 5,900 152,235
Chubu Electric Power Co., Inc. 95,500 1,329,704
Chubu Shiryo Co., Ltd. 14,400 149,744
Chubu Steel Plate Co., Ltd. 9,000 115,731
Chuetsu Pulp & Paper Co.,
Ltd. 11,700 126,452
Chugai Pharmaceutical Co.,
Ltd. 83,200 3,806,931
#Chugai Ro Co., Ltd. 2,100 63,659
Chugin Financial Group, Inc. 36,100 503,814
Chugoku Electric Power Co.,
Inc. (The) 181,000 1,008,656
Chugoku Marine Paints, Ltd. 28,200 757,833
Citizen Watch Co., Ltd. 248,200 1,727,113
CKD Corp. 33,600 723,015
CK-San-Etsu Co., Ltd. 3,700 96,070
Cleanup Corp. 2,200 10,868
CMK Corp. 59,400 155,002
Coca-Cola Bottlers Japan
Holdings, Inc. 95,313 1,524,154
#Colowide Co., Ltd. 44,400 481,741
Computer Engineering &
Consulting, Ltd. 12,800 179,718
COMSYS Holdings Corp. 45,000 1,137,159
Comture Corp. 16,700 172,035
Copro-Holdings Co., Ltd. 4,800 32,217
Core Corp., Class D 2,800 37,477
Cosel Co., Ltd. 13,400 106,988
Cosmo Energy Holdings Co.,
Ltd. 109,800 2,507,393
Cosmos Initia Co., Ltd. 8,500 71,397
Cosmos Pharmaceutical Corp. 23,300 1,043,437
#Cota Co., Ltd. 9,666 76,171
#CREAL, Inc. 3,500 22,674
#Create Restaurants Holdings,
Inc. 148,400 708,020
Create SD Holdings Co., Ltd. 16,000 331,830
Creek & River Co., Ltd. 5,300 50,435
Cresco, Ltd. 11,600 122,359
#Cross Cat Co., Ltd. 5,400 37,892
Cross Marketing Group, Inc. 1,900 8,189
CrowdWorks, Inc. 6,400 34,897
CTI Engineering Co., Ltd. 14,200 261,592
CTS Co., Ltd. 13,100 75,596
*CUC, Inc. 8,800 60,321
Curves Holdings Co., Ltd. 35,900 169,415
CyberAgent, Inc. 115,846 1,155,790
Cybozu, Inc. 15,700 313,378
Dai Nippon Printing Co., Ltd. 55,000 920,921
#Dai Nippon Toryo Co., Ltd. 10,000 82,373
Daicel Corp. 198,300 1,710,049
Dai-Dan Co., Ltd. 21,600 960,436
Daido Metal Co., Ltd. 38,900 264,375
Daido Steel Co., Ltd. 85,700 813,025
Daiei Kankyo Co., Ltd. 1,300 28,944
Daifuku Co., Ltd. 63,800 2,040,871

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Daihatsu Infinearth Mfg Co.,
Ltd. 10,700 $ 213,576
Daihen Corp. 7,600 499,744
Daiho Corp. 27,000 138,457
Daiichi Jitsugyo Co., Ltd. 12,000 203,693
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 15,200 129,055
Dai-ichi Life Holdings, Inc. 611,900 4,309,574
Daiichi Sankyo Co., Ltd. 58,100 1,383,719
Daiichikosho Co., Ltd. 54,200 554,648
Daiken Medical Co., Ltd. 8,000 23,161
Daiki Aluminium Industry Co.,
Ltd. 23,801 174,118
Daikin Industries, Ltd. 33,100 3,862,078
DAIKO XTECH, Ltd. 2,100 14,777
Daikoku Denki Co., Ltd. 2,800 48,601
#Daikokutenbussan Co., Ltd. 5,300 213,300
Daikyonishikawa Corp. 31,000 146,896
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 9,291 229,478
Daio Paper Corp. 73,000 385,246
Daiseki Co., Ltd. 20,660 435,180
Daiseki Eco. Solution Co., Ltd. 3,240 38,824
Daishi Hokuetsu Financial
Group, Inc. 184,500 1,782,065
Daishinku Corp. 23,600 89,005
Daisue Construction Co., Ltd. 3,600 79,569
Daisyo Corp. 1,400 9,960
Daito Bank, Ltd. (The) 4,200 21,265
Daito Pharmaceutical Co., Ltd. 21,716 175,358
Daito Trust Construction Co.,
Ltd. 81,500 1,521,760
Daitron Co., Ltd. 7,400 222,641
Daiwa House Industry Co., Ltd. 222,400 7,554,569
Daiwa Securities Group, Inc. 272,900 2,107,134
Daiwabo Holdings Co., Ltd. 59,000 1,104,898
DCM Holdings Co., Ltd. 67,600 627,490
Dear Life Co., Ltd. 19,900 142,609
#Denka Co., Ltd. 70,700 1,027,767
Denso Corp. 250,200 3,510,482
#Dentsu Group, Inc. 62,400 1,232,973
Dentsu Soken, Inc. 15,100 748,849
Dexerials Corp. 156,300 2,534,403
DIC Corp. 53,600 1,263,673
Digital Arts, Inc. 8,400 411,671
Digital Hearts Holdings Co.,
Ltd. 7,600 47,360
Digital Information
Technologies Corp. 5,700 91,796
dip Corp. 25,900 355,914
Disco Corp. 9,900 3,316,601
DKK-Toa Corp. 3,200 17,407
DKS Co., Ltd. 4,500 192,496
DMG Mori Co., Ltd. 112,200 1,747,947
#Double Standard, Inc. 3,200 35,084
Doutor Nichires Holdings Co.,
Ltd. 27,900 435,374
Dowa Holdings Co., Ltd. 40,700 1,479,472
Shares Value †
JAPAN — (Continued)
DTS Corp. 75,200 $ 627,745
#DyDo Group Holdings, Inc. 12,700 199,995
Eagle Industry Co., Ltd. 13,400 237,809
Earth Corp. 8,500 278,082
East Japan Railway Co. 72,000 1,755,425
EAT&HOLDINGS Co., Ltd. 3,400 43,257
Ebara Corp. 261,500 7,012,148
Ebara Foods Industry, Inc. 3,500 56,434
Ebara Jitsugyo Co., Ltd. 4,700 127,984
Ebase Co., Ltd. 11,600 34,110
Eco's Co., Ltd. 4,300 79,187
EDION Corp. 49,300 648,992
eGuarantee, Inc. 22,500 232,514
Ehime Bank, Ltd. (The) 29,200 236,928
Eidai Co., Ltd. 16,800 24,864
Eisai Co., Ltd. 40,000 1,186,589
Elan Corp. 4,911 24,961
Elecom Co., Ltd. 20,724 242,680
Electric Power Development
Co., Ltd., Class B 40,500 770,408
EM Systems Co., Ltd. 23,300 123,718
en, Inc. 18,900 191,018
Endo Lighting Corp. 6,200 90,955
ENEOS Holdings, Inc. 1,893,968 11,959,703
Enplas Corp. 1,200 63,406
Entrust, Inc. 5,300 36,192
#eRex Co., Ltd. 9,500 41,440
ERI Holdings Co., Ltd. 3,000 71,565
ES-Con Japan, Ltd. 33,500 217,672
Eslead Corp. 6,100 215,404
ESPEC Corp. 8,000 182,532
#Eternal Hospitality Group
Co., Ltd. 4,400 80,171
Exedy Corp. 21,300 717,581
EXEO Group, Inc. 152,948 2,207,026
Ezaki Glico Co., Ltd. 23,300 743,973
F&M Co., Ltd. 3,300 57,108
FaithNetwork Co, Ltd. 5,000 26,874
FALCO HOLDINGS Co., Ltd. 6,200 99,889
FANUC Corp. 19,400 618,186
Fast Fitness Japan, Inc. 2,000 23,251
Fast Retailing Co., Ltd. 18,000 6,620,233
*f-code, Inc. 800 10,490
*FDK Corp. 2,000 4,778
Feed One Co., Ltd. 17,396 114,953
Ferrotec Corp. 41,400 1,362,487
#FFRI Security, Inc. 9,600 675,499
Fibergate, Inc. 5,000 22,557
FIDEA Holdings Co., Ltd. 12,100 129,989
#FINDEX, Inc. 11,100 59,371
Fintech Global, Inc. 118,300 78,327
First Bank of Toyama, Ltd.
(The) 46,900 443,564
First-corp, Inc. 1,800 10,890
Fixstars Corp. 20,300 265,387
Focus Systems Corp. 5,100 53,597
Food & Life Cos., Ltd. 56,300 2,746,386
Forum Engineering, Inc. 6,600 52,738

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Forval Corp. 3,700 $ 29,301
Foster Electric Co., Ltd. 18,500 321,113
FP Corp. 34,800 565,863
#FP Partner, Inc. 4,000 58,810
France Bed Holdings Co., Ltd. 18,400 157,419
Freebit Co., Ltd. 7,900 81,485
#Freund Corp. 4,600 32,129
FTGroup Co., Ltd. 4,600 38,220
Fudo Tetra Corp. 10,550 167,439
#Fuji Co., Ltd. 20,600 263,425
Fuji Corp. 32,700 636,255
Fuji Corp., Ltd. 23,500 125,085
#Fuji Die Co., Ltd. 5,100 29,265
Fuji Electric Co., Ltd. 52,188 3,746,709
#Fuji Kyuko Co., Ltd. 16,600 267,229
Fuji Oil Co., Ltd. 42,400 131,008
FUJI OIL Co., Ltd. 24,800 513,692
Fuji Pharma Co., Ltd. 9,700 99,358
Fuji Seal International, Inc. 27,400 482,708
Fuji United Holdings Co., Ltd. 4,500 34,264
Fujibo Holdings, Inc. 7,200 319,678
Fujicco Co., Ltd. 11,900 123,438
FUJIFILM Holdings Corp. 82,500 1,917,172
Fujikura Composites, Inc. 10,700 134,397
Fujikura, Ltd. 293,200 40,291,091
Fujimi, Inc. 20,600 323,599
Fujita Kanko, Inc. 6,000 435,429
Fujitsu, Ltd. 232,400 6,080,974
#Fujiya Co., Ltd. 6,899 115,763
FuKoKu Co., Ltd. 6,500 77,635
Fukuda Corp. 3,700 165,240
Fukuda Denshi Co., Ltd. 10,900 493,863
Fukui Bank, Ltd. (The) 6,597 93,096
Fukui Computer Holdings, Inc. 5,701 114,164
Fukuoka Financial Group, Inc. 73,180 2,130,488
Fukuyama Transporting Co.,
Ltd. 13,600 337,672
FULLCAST Holdings Co., Ltd. 12,800 140,584
Fumakilla, Ltd. 5,800 43,823
Funai Soken Holdings, Inc. 24,060 379,356
Furukawa Co., Ltd. 24,400 482,282
Furukawa Electric Co., Ltd. 52,400 3,741,521
Furuno Electric Co., Ltd. 21,100 1,228,568
#Furuya Metal Co., Ltd. 13,500 249,836
Furyu Corp. 12,300 83,434
Fuso Chemical Co., Ltd. 15,000 498,523
Fuso Pharmaceutical
Industries, Ltd. 4,400 60,493
Futaba Industrial Co., Ltd. 48,800 299,348
Future Corp. 31,200 440,695
G-7 Holdings, Inc. 16,800 139,477
GA Technologies Co., Ltd. 13,500 175,262
Gakken Holdings Co., Ltd. 16,000 106,663
Gakkyusha Co., Ltd. 4,000 58,992
Galilei Co., Ltd. 10,200 237,694
Gecoss Corp. 5,700 50,727
#*Geniee, Inc. 3,600 27,785
Shares Value †
JAPAN — (Continued)
Genki Global Dining Concepts
Corp. 5,800 $ 114,076
Genky DrugStores Co., Ltd. 9,800 326,338
Geo Holdings Corp. 23,400 245,308
Gift Holdings, Inc. 4,900 102,736
#giftee, Inc. 4,599 32,540
Giken, Ltd. 8,700 93,181
Global Link Management KK 2,200 38,144
GLOBERIDE, Inc. 11,900 180,290
Glory, Ltd. 33,300 797,402
GLTECHNO HOLDINGS, Inc. 8,650 169,289
GMO Financial Gate, Inc. 2,800 105,053
GMO Financial Holdings, Inc. 30,000 175,262
#GMO GlobalSign Holdings
KK 4,100 55,250
GMO Payment Gateway, Inc. 14,000 765,817
Godo Steel, Ltd. 8,900 211,444
#*Gokurakuyu Holdings Co.,
Ltd. 8,100 25,238
Goldwin, Inc. 22,500 372,432
Grandy House Corp. 10,400 38,210
Greens Co., Ltd. 4,400 64,406
grems, Inc. 6,200 92,685
GS Yuasa Corp. 71,500 2,004,070
GSI Creos Corp. 4,900 73,537
G-Tekt Corp. 19,400 249,717
Gunma Bank, Ltd. (The) 280,800 2,918,184
Gunze, Ltd. 26,500 653,663
H.U. Group Holdings, Inc. 27,900 680,952
H2O Retailing Corp. 59,225 802,904
Hachijuni Bank, Ltd. (The) 298,701 3,012,119
Hagihara Industries, Inc. 8,400 87,841
Hagiwara Electric Holdings
Co., Ltd. 5,600 128,863
#Hakudo Co., Ltd. 5,000 72,052
Hakuhodo DY Holdings, Inc. 118,001 854,053
Halows Co., Ltd. 7,400 210,152
Hamakyorex Co., Ltd. 55,300 549,572
Hamamatsu Photonics KK 82,000 921,106
#Hamee Corp., Class A 1,500 5,053
Hankyu Hanshin Holdings, Inc. 52,800 1,417,551
Hanwa Co., Ltd. 17,800 744,098
Happinet Corp. 12,900 526,701
Hard Off Corp. Co., Ltd. 6,400 75,069
Harima Chemicals Group, Inc. 7,500 43,864
Haseko Corp. 181,000 2,925,514
Hashimoto Sogyo Holdings
Co., Ltd. 4,700 36,488
Hazama Ando Corp. 88,420 991,213
Heiwa Corp. 30,200 392,852
Heiwa Real Estate Co., Ltd. 19,800 289,439
Heiwado Co., Ltd. 24,901 458,403
Hennge K.K. 11,800 112,366
Hibino Corp. 2,300 38,862
Hiday Hidaka Corp. 10,100 215,696
*Hino Motors, Ltd. 270,100 615,398
Hioki EE Corp. 6,800 261,751
Hirakawa Hewtech Corp. 7,245 109,342
Hirano Tecseed Co., Ltd. 1,500 15,725

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Hirata Corp. 24,000 $ 318,120
Hirogin Holdings, Inc. 187,100 1,748,882
Hirose Electric Co., Ltd. 11,735 1,576,804
Hirose Tusyo, Inc. 1,800 43,816
HIS Co., Ltd. 52,100 442,692
Hitachi Construction Machinery
Co., Ltd. 64,600 2,109,653
Hitachi, Ltd. 817,000 28,202,954
Hochiki Corp. 7,300 182,909
Hodogaya Chemical Co., Ltd. 7,600 90,131
Hogy Medical Co., Ltd. 14,700 510,499
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 3,000 75,265
#Hokkaido Electric Power Co.,
Inc. 101,100 705,478
Hokkaido Gas Co., Ltd. 34,700 152,716
Hokkan Holdings, Ltd. 4,700 65,685
Hokko Chemical Industry Co.,
Ltd. 10,700 112,796
#Hokuetsu Corp. 66,900 355,659
Hokuhoku Financial Group,
Inc. 102,600 2,516,799
Hokuriku Electric Industry Co.,
Ltd. 6,400 94,678
Hokuriku Electric Power Co. 77,300 430,518
Hokuto Corp. 13,800 163,391
Honda Motor Co., Ltd. 455,600 4,613,521
#Honda Motor Co., Ltd.,
Sponsored ADR 90,604 2,763,422
H-One Co., Ltd. 25,100 218,488
Honeys Holdings Co., Ltd. 13,300 127,945
Hoosiers Holdings Co., Ltd. 24,800 203,481
Horiba, Ltd. 34,200 3,189,010
Hoshizaki Corp. 14,200 500,510
Hosokawa Micron Corp. 6,200 229,399
#Hotland Holdings Co., Ltd. 6,400 85,372
House Foods Group, Inc. 41,000 768,342
Howa Machinery, Ltd. 11,080 102,777
Hoya Corp. 48,100 7,832,193
HS Holdings Co., Ltd.,
Registered 13,400 87,243
#Hulic Co., Ltd. 178,596 1,843,287
Hyakugo Bank, Ltd. (The) 115,100 713,515
Hyakujushi Bank, Ltd. (The) 22,100 774,658
Ibiden Co., Ltd. 69,800 6,621,836
IBJ, Inc. 12,700 66,445
Ichibanya Co., Ltd. 29,000 169,420
Ichiken Co., Ltd. 2,300 57,629
#Ichikoh Industries, Ltd. 31,000 94,577
Ichinen Holdings Co., Ltd. 14,700 192,272
Ichiyoshi Securities Co., Ltd. 16,300 89,935
ID Holdings Corp. 6,700 88,069
IDEA Consultants, Inc. 3,000 68,157
Idec Corp. 23,100 352,524
Idemitsu Kosan Co., Ltd. 517,705 3,600,798
IDOM, Inc. 60,200 450,948
#IG Port, Inc. 4,800 45,490
IHI Corp. 641,200 13,381,312
Iida Group Holdings Co., Ltd. 63,716 977,319
Shares Value †
JAPAN — (Continued)
Iino Kaiun Kaisha, Ltd. 94,000 $ 766,986
IKK Holdings, Inc. 5,400 26,570
I'll, Inc. 4,800 76,025
Imasen Electric Industrial 13,000 65,736
Imuraya Group Co., Ltd. 6,500 104,596
Inaba Denki Sangyo Co., Ltd. 18,900 557,351
Inaba Seisakusho Co., Ltd. 5,100 52,438
Inabata & Co., Ltd. 31,100 697,481
#I-NE Co., Ltd. 6,200 50,629
#I-Net Corp., Registered 9,530 156,261
#Infomart Corp. 98,300 209,291
INFRONEER Holdings, Inc. 136,604 1,465,752
Innotech Corp. 8,500 100,860
Inpex Corp. 528,800 9,751,847
Insource Co., Ltd. 34,300 194,594
Intage Holdings, Inc. 5,000 55,370
Intelligent Wave, Inc. 3,400 22,865
Inter Action Corp. 5,500 50,732
Internet Initiative Japan, Inc. 60,000 1,083,314
#Inui Global Logistics Co., Ltd. 3,400 34,584
IPS, Inc. 2,700 52,842
Iriso Electronics Co., Ltd. 15,600 313,914
ISB Corp. 6,300 73,446
Ise Chemicals Corp. 1,400 286,716
#Iseki & Co., Ltd. 16,630 237,918
Isetan Mitsukoshi Holdings,
Ltd. 130,200 2,049,073
Ishihara Sangyo Kaisha, Ltd. 27,800 428,942
Ishizuka Glass Co., Ltd. 2,400 47,126
#Istyle, Inc. 77,500 226,380
Isuzu Motors, Ltd. 326,100 4,011,291
ITmedia, Inc. 6,800 70,801
Ito En, Ltd. 36,100 743,769
ITOCHU Corp. 181,700 10,533,658
Itochu Enex Co., Ltd. 40,400 477,546
Itochu-Shokuhin Co., Ltd. 3,300 200,928
Itoham Yonekyu Holdings, Inc. 18,733 670,013
#Itoki Corp. 33,700 545,133
IwaiCosmo Holdings, Inc. 14,500 265,801
Iwaki Co., Ltd. 5,400 89,489
Iwatani Corp. 143,600 1,497,474
Iyogin Holdings, Inc. 195,843 3,059,908
Izumi Co., Ltd. 21,100 393,909
J Front Retailing Co., Ltd. 173,100 2,609,056
J Trust Co., Ltd. 63,400 167,086
JAC Recruitment Co., Ltd. 45,600 300,734
*Jade Group, Inc. 5,100 53,862
JANOME Corp. 14,100 101,136
Japan Airlines Co., Ltd. 75,700 1,365,062
Japan Airport Terminal Co.,
Ltd. 30,500 949,518
Japan Animal Referral Medical
Center Co., Ltd. 1,300 40,041
Japan Aviation Electronics
Industry, Ltd. 34,600 518,141
Japan Business Systems, Inc. 3,100 29,802
Japan Cash Machine Co., Ltd. 17,100 110,999
#*Japan Communications, Inc. 101,100 98,439

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Japan Electronic Materials
Corp. 11,500 $ 327,708
Japan Elevator Service
Holdings Co., Ltd. 82,400 972,133
Japan Exchange Group, Inc. 269,200 3,022,176
#Japan Hospice Holdings, Inc. 1,900 16,687
Japan Investment Adviser Co.,
Ltd. 26,600 306,136
Japan Lifeline Co., Ltd. 34,800 330,708
Japan Material Co., Ltd. 38,700 485,838
#Japan Medical Dynamic
Marketing, Inc. 15,100 46,754
Japan Post Holdings Co., Ltd. 129,200 1,213,124
Japan Post Insurance Co., Ltd. 29,200 756,654
#Japan Property Management
Center  Co., Ltd. 5,200 42,294
Japan Pulp & Paper Co., Ltd. 89,000 418,266
Japan Securities Finance Co.,
Ltd. 31,800 365,776
Japan Steel Works, Ltd. (The) 24,000 1,579,696
Japan System Techniques
Co., Ltd. 5,000 69,488
Japan Tobacco, Inc. 218,000 7,591,899
Japan Transcity Corp. 18,200 135,742
Japan Wool Textile Co., Ltd.
(The) 35,300 373,038
JBCC Holdings, Inc. 22,400 188,296
JCU Corp. 14,200 419,396
JDC Corp. 27,200 94,989
Jeol, Ltd. 33,900 1,144,707
JFE Holdings, Inc. 179,635 2,062,150
JFE Systems, Inc. 6,000 73,143
Jichodo Co., Ltd. 700 42,394
Jimoto Holdings, Inc. 2,700 7,028
JINS Holdings, Inc. 8,300 419,162
#JINUSHI Co., Ltd. 13,300 250,365
JK Holdings Co., Ltd. 7,000 57,298
J-Lease Co., Ltd. 8,000 78,362
JM Holdings Co., Ltd. 20,000 195,774
JMS Co., Ltd. 14,797 41,302
J-Oil Mills, Inc. 17,100 223,886
Joshin Denki Co., Ltd. 16,200 280,980
Joyful Honda Co., Ltd. 46,400 614,430
#JP-Holdings, Inc. 37,600 145,221
JSB Co., Ltd. 5,200 123,034
JSP Corp. 16,200 198,537
JTEKT Corp. 153,510 1,544,018
*Juki Corp. 16,100 46,297
Juroku Financial Group, Inc. 14,600 532,615
Justsystems Corp. 15,400 498,322
JVCKenwood Corp. 233,600 1,877,989
Kadokawa Corp. 15,300 342,935
Kadoya Sesame Mills, Inc. 2,000 49,528
Kaga Electronics Co., Ltd. 23,000 533,738
#Kagome Co., Ltd. 48,600 839,313
Kajima Corp. 120,500 3,892,168
Kakaku.com, Inc. 73,000 1,302,632
Kakiyasu Honten Co., Ltd.,
Class B 4,400 74,516
Shares Value †
JAPAN — (Continued)
#Kamakura Shinsho, Ltd. 13,800 $ 51,866
Kameda Seika Co., Ltd. 2,600 64,808
Kamei Corp. 15,300 289,802
Kamigumi Co., Ltd. 32,100 964,115
Kanaden Corp. 9,000 122,391
Kanadevia Corp. 161,800 1,202,564
Kanagawa Chuo Kotsu Co.,
Ltd. 2,400 54,682
Kanamic Network Co., Ltd. 12,600 39,341
Kanamoto Co., Ltd. 24,400 569,394
Kandenko Co., Ltd. 69,000 2,112,707
Kaneka Corp. 26,500 732,446
Kaneko Seeds Co., Ltd. 8,400 90,295
Kanematsu Corp. 61,400 1,244,700
Kanemi Co., Ltd. 600 12,911
#Kanro, Inc. 7,500 70,689
Kansai Electric Power Co., Inc.
(The) 138,700 2,167,539
Kansai Paint Co., Ltd. 113,516 1,822,976
Kanto Denka Kogyo Co., Ltd. 40,300 272,582
Kao Corp. 62,500 2,645,159
#Kappa Create Co., Ltd. 2,400 23,197
Katitas Co., Ltd. 29,800 485,334
Kato Sangyo Co., Ltd. 13,900 534,147
Kato Works Co., Ltd. 6,800 61,266
KAWADA TECHNOLOGIES,
Inc. 8,700 228,435
Kawai Musical Instruments
Manufacturing Co., Ltd. 2,600 43,779
Kawasaki Heavy Industries,
Ltd. 118,700 9,554,250
KDDI Corp. 537,100 8,581,816
#KeePer Technical Laboratory
Co., Ltd. 8,000 191,101
Keihan Holdings Co., Ltd. 55,900 1,132,478
Keihanshin Building Co., Ltd. 11,600 130,491
Keikyu Corp. 68,700 640,822
Keio Corp. 37,400 887,812
Keisei Electric Railway Co.,
Ltd. 102,200 814,655
KEIWA, Inc. 10,500 78,790
Keiyo Bank, Ltd. (The) 153,400 1,294,473
KEL Corp. 3,900 34,758
Kenko Mayonnaise Co., Ltd. 6,400 75,609
Kewpie Corp. 47,400 1,314,419
Keyence Corp. 7,808 2,907,695
KeyHolder, Inc. 7,600 35,125
KH Neochem Co., Ltd. 30,635 548,648
#Kibun Foods, Inc. 7,600 53,033
Kikkoman Corp. 92,500 736,133
Kimura Chemical Plants Co.,
Ltd. 7,300 50,892
Kimura Unity Co., Ltd. 11,200 61,142
#King Jim Co., Ltd. 8,100 44,166
Kinki Sharyo Co., Ltd. (The) 3,200 51,389
Kintetsu Department Store
Co., Ltd. 6,100 74,401
Kintetsu Group Holdings Co.,
Ltd. 56,200 1,065,777

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Kirin Holdings Co., Ltd. 102,540 $ 1,440,705
Ki-Star Real Estate Co., Ltd. 6,900 234,247
Kitagawa Corp. 7,600 79,722
Kita-Nippon Bank, Ltd. (The) 4,800 117,620
Kitoku Shinryo Co., Ltd. 1,200 33,689
Kitz Corp. 52,800 593,274
Kiyo Bank, Ltd. (The) 87,800 1,709,779
#*KNT-CT Holdings Co., Ltd. 11,300 109,586
KOA Corp. 30,000 267,761
#Koa Shoji Holdings Co., Ltd. 6,800 34,518
Koatsu Gas Kogyo Co., Ltd. 18,300 122,115
Kobe Bussan Co., Ltd. 33,300 773,192
#Kobe Electric Railway Co.,
Ltd. 1,400 21,183
Kobe Steel, Ltd. 278,620 3,285,276
Koei Tecmo Holdings Co., Ltd. 13,600 183,667
Kohnan Shoji Co., Ltd. 20,024 485,474
#Kohoku Kogyo Co., Ltd. 1,400 31,625
Kohsoku Corp. 4,000 74,155
#Koike-ya, Inc. 800 23,706
Koito Manufacturing Co., Ltd. 100,000 1,495,245
#Kojima Co., Ltd. 24,300 173,667
Kokusai Electric Corp. 32,100 1,181,858
Kokuyo Co., Ltd. 145,200 834,131
Komatsu, Ltd., Class R 254,600 8,537,624
KOMEDA Holdings Co., Ltd. 37,400 705,005
Komehyo Holdings Co., Ltd. 5,200 101,263
Komeri Co., Ltd. 20,900 435,487
Konami Group Corp. 19,900 3,324,955
Kondotec, Inc. 7,800 85,061
Konica Minolta, Inc. 383,900 1,321,739
Konishi Co., Ltd. 24,400 195,764
Konoike Transport Co., Ltd. 20,000 414,787
Konoshima Chemical Co., Ltd. 3,400 32,730
#Kosaido Holdings Co., Ltd. 52,100 143,055
Kose Corp. 12,200 467,948
Koshidaka Holdings Co., Ltd. 44,300 339,320
#Kotobuki Spirits Co., Ltd. 62,400 748,735
Kotobukiya Co., Ltd. 900 9,692
#*Kourakuen Corp. 2,800 18,739
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 1,000 20,610
KPP Group Holdings Co., Ltd. 35,900 177,805
Kraftia Corp. 25,700 1,360,946
Krosaki Harima Corp. 12,700 341,294
KRS Corp. 7,000 132,271
K's Holdings Corp. 106,120 1,052,899
KU Holdings Co., Ltd. 12,000 91,759
#Kubota Corp., ADR 371 24,062
Kubota Corp., Class R 208,400 2,706,204
Kumagai Gumi Co., Ltd. 90,400 822,112
Kumiai Chemical Industry Co.,
Ltd. 69,870 309,314
Kura Sushi, Inc. 8,000 172,406
Kurabo Industries, Ltd. 10,700 487,579
Kuraray Co., Ltd. 265,100 2,878,061
#Kureha Corp. 26,700 639,531
Shares Value †
JAPAN — (Continued)
#Kurimoto, Ltd. 36,000 $ 405,440
Kurita Water Industries, Ltd. 54,600 2,076,186
Kuriyama Holdings Corp. 9,700 104,584
#Kushikatsu Tanaka Holdings
Co. 3,700 52,142
Kusuri no Aoki Holdings Co.,
Ltd. 34,700 879,804
KYB Corp. 31,200 793,898
Kyodo Printing Co., Ltd. 16,400 159,790
Kyoei Steel, Ltd. 17,800 265,518
Kyokuto Boeki Kaisha, Ltd. 5,400 62,569
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 29,600 496,295
Kyokuyo Co., Ltd. 7,100 219,607
Kyorin Pharmaceutical Co.,
Ltd. 28,600 260,835
KYORITSU Co., Ltd. 20,700 26,202
Kyoritsu Maintenance Co., Ltd. 53,600 1,044,827
Kyosan Electric Manufacturing
Co., Ltd. 21,600 74,171
Kyoto Financial Group, Inc. 92,800 1,881,842
Kyowa Kirin Co., Ltd. 43,900 678,782
Kyushu Electric Power Co.,
Inc. 157,400 1,547,895
Kyushu Financial Group, Inc. 278,550 1,597,836
Kyushu Railway Co. 40,200 1,019,515
LA Holdings Co., Ltd. 3,000 146,636
#Lacto Japan Co., Ltd. 6,600 148,233
LAND Co., Ltd. 447,500 26,143
Lasertec Corp. 15,600 2,876,869
LEC, Inc. 4,400 29,161
Leopalace21 Corp. 329,400 1,347,064
Life Corp. 31,400 493,049
Lifedrink Co., Inc. 28,000 364,779
LIFULL Co., Ltd. 58,900 73,408
LIKE, Inc. 3,700 36,026
Link And Motivation, Inc. 34,300 109,765
Lintec Corp. 23,662 602,858
Lion Corp. 128,400 1,266,455
LITALICO, Inc. 14,600 116,948
Lixil Corp. 157,200 1,744,909
Loadstar Capital KK 5,600 117,413
Look Holdings, Inc. 4,200 72,083
*Luckland Co., Ltd. 3,699 28,021
LY Corp. 401,900 1,181,790
M&A Capital Partners Co., Ltd. 4,300 82,480
M3, Inc. 36,800 518,241
Mabuchi Motor Co., Ltd. 55,800 987,742
#Macbee Planet, Inc. 2,500 31,077
Macnica Holdings, Inc. 103,050 1,470,948
Maeda Kosen Co., Ltd. 25,500 319,133
Maezawa Industries, Inc. 6,000 74,934
Makino Milling Machine Co.,
Ltd. 12,100 879,686
Makita Corp. 35,900 1,089,665
Mamiya-Op Co., Ltd. 3,700 45,321
Mammy Mart Holdings Corp. 5,500 56,444
#Management Solutions Co.,
Ltd. 6,500 56,580

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Mandom Corp. 37,400 $ 588,718
Mani, Inc. 44,500 426,065
MarkLines Co., Ltd. 6,300 80,971
Marubeni Corp. 312,900 7,718,153
Marubun Corp. 12,100 93,310
#Maruchiyo Yamaokaya Corp. 5,600 97,420
#Marudai Food Co., Ltd. 15,100 183,782
Maruha Nichiro Corp. 35,100 784,683
Marui Group Co., Ltd. 90,900 1,744,185
MARUKA FURUSATO Corp. 13,470 197,693
Maruwa Co., Ltd. 4,400 1,252,981
Maruzen CHI Holdings Co.,
Ltd. 6,600 14,181
Maruzen Showa Unyu Co.,
Ltd. 7,400 333,842
#Marvelous, Inc. 11,800 43,353
#Matching Service Japan Co.,
Ltd. 5,100 33,138
Matsuda Sangyo Co., Ltd. 10,200 274,110
Matsui Securities Co., Ltd. 64,600 322,046
MatsukiyoCocokara & Co. 117,590 2,131,512
Matsuoka Corp. 3,200 46,882
Matsuya Co., Ltd. 16,300 182,833
Matsuyafoods Holdings Co.,
Ltd. 3,800 144,299
Max Co., Ltd. 5,400 195,943
Maxell, Ltd. 46,500 675,820
Maxvalu Tokai Co., Ltd. 5,800 131,583
Mazda Motor Corp. 378,000 2,630,333
McDonald's Holdings Co
Japan, Ltd. 31,900 1,248,625
MCJ Co., Ltd. 48,500 458,382
Mebuki Financial Group, Inc. 724,390 4,523,000
#MEC Co., Ltd. 9,400 278,848
Media Do Co., Ltd. 6,501 76,803
Medical System Network Co.,
Ltd., Class B 16,100 51,418
Medipal Holdings Corp. 84,700 1,380,007
#Medius Holdings Co., Ltd. 7,500 38,850
#*Medley, Inc. 10,600 144,907
Megmilk Snow Brand Co., Ltd. 23,300 427,115
Meidensha Corp. 29,700 1,181,792
Meiji Electric Industries Co.,
Ltd. 5,000 75,460
MEIJI Holdings Co., Ltd. 62,048 1,193,393
Meiji Shipping Group Co., Ltd. 12,300 55,969
Meiko Electronics Co., Ltd. 36,500 2,419,039
MEITEC Group Holdings, Inc. 42,800 878,198
Meiwa Corp. 16,100 82,875
Meiwa Estate Co., Ltd. 11,300 78,485
Menicon Co., Ltd. 53,900 420,550
*Mercari, Inc. 69,500 1,029,270
METAWATER Co., Ltd. 14,100 302,950
Micronics Japan Co., Ltd. 37,600 2,235,669
#Midac Holdings Co., Ltd. 7,600 91,365
#Mie Kotsu Group Holdings,
Inc. 35,300 123,277
Mikuni Corp. 17,300 43,235
Milbon Co., Ltd. 5,792 87,075
Shares Value †
JAPAN — (Continued)
MIMAKI ENGINEERING Co.,
Ltd. 13,500 $ 149,323
MINEBEA MITSUMI, Inc. 170,775 3,387,676
MIRAIT ONE Corp. 53,490 1,038,690
Mirarth Holdings, Inc. 81,700 201,525
Miroku Jyoho Service Co., Ltd. 12,000 137,405
MISUMI Group, Inc. 85,100 1,332,389
Mitani Corp. 14,800 222,881
Mitsuba Corp. 30,200 184,468
Mitsubishi Chemical Group
Corp. 692,300 3,622,492
Mitsubishi Corp. 523,300 12,609,066
Mitsubishi Electric Corp. 170,700 4,783,434
Mitsubishi Estate Co., Ltd. 85,700 1,815,746
Mitsubishi Gas Chemical Co.,
Inc. 67,200 1,246,246
Mitsubishi Heavy Industries,
Ltd. 559,500 16,898,858
#Mitsubishi Kakoki Kaisha, Ltd. 4,600 98,387
Mitsubishi Logisnext Co., Ltd. 19,700 196,802
Mitsubishi Logistics Corp. 155,500 1,129,496
Mitsubishi Materials Corp. 121,900 2,350,089
Mitsubishi Motors Corp. 526,401 1,288,539
Mitsubishi Paper Mills, Ltd. 24,100 95,583
Mitsubishi Pencil Co., Ltd. 1,400 18,612
Mitsubishi Research Institute,
Inc. 4,500 142,546
Mitsubishi Steel Manufacturing
Co., Ltd. 11,000 134,095
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 21,531,193
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 3,351,113
Mitsuboshi Belting, Ltd. 9,700 233,913
Mitsui & Co., Ltd. 106,000 2,616,027
Mitsui Chemicals, Inc. 91,197 2,158,940
Mitsui DM Sugar Co., Ltd. 10,300 202,918
Mitsui E&S Co., Ltd. 180,900 7,404,858
Mitsui Fudosan Co., Ltd. 212,700 2,211,152
Mitsui High-Tec, Inc. 90,100 451,509
Mitsui Kinzoku Co., Ltd. 52,300 5,350,349
Mitsui-Soko Holdings Co., Ltd. 48,000 1,260,641
Mitsuuroko Group Holdings
Co., Ltd. 22,700 310,614
Miura Co., Ltd. 24,402 473,848
Miyaji Engineering Group, Inc. 14,900 191,406
#Miyazaki Bank, Ltd. (The) 16,600 499,977
Miyoshi Oil & Fat Co., Ltd. 4,500 64,263
Mizuho Financial Group, Inc. 226,535 7,571,508
Mizuho Medy Co., Ltd. 7,700 81,471
Mizuno Corp. 37,200 672,742
Mochida Pharmaceutical Co.,
Ltd. 13,200 252,595
Modec, Inc. 5,400 351,225
Monogatari Corp. (The) 21,400 535,504
MonotaRO Co., Ltd. 55,400 774,064
MORESCO Corp. 3,400 30,170
Morinaga & Co., Ltd. 49,400 851,525

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Morinaga Milk Industry Co.,
Ltd. 59,900 $ 1,291,667
Moriroku Co., Ltd. 6,700 102,073
Morita Holdings Corp. 21,300 322,704
Morito Co., Ltd. 9,700 102,317
Morozoff, Ltd. 6,600 65,334
Mory Industries, Inc. 15,100 94,194
MOS Food Services, Inc. 1,400 35,124
MrMax Holdings, Ltd. 19,900 99,594
MS&AD Insurance Group
Holdings, Inc. 232,839 4,815,326
MTI, Ltd. 6,400 33,359
Mugen Estate Co., Ltd. 10,000 132,096
m-up Holdings, Inc. 25,800 323,557
Murata Manufacturing Co., Ltd. 147,417 3,245,844
Musashi Seimitsu Industry
Co., Ltd. 47,800 1,082,873
Musashino Bank, Ltd. (The) 21,600 581,870
Nabtesco Corp. 53,401 1,342,174
#NAC Co., Ltd. 14,600 49,565
Nachi-Fujikoshi Corp. 12,199 312,785
Nadex Co., Ltd. 1,300 8,354
Nafco Co., Ltd. 10,200 132,420
Nagano Keiki Co., Ltd. 11,200 170,848
Nagase & Co., Ltd. 56,100 1,227,569
Nagase Brothers, Inc. 2,900 42,261
Nagoya Railroad Co., Ltd. 68,300 746,820
Nakabayashi Co., Ltd. 12,000 44,867
Nakamoto Packs Co., Ltd. 3,000 35,325
#Nakamuraya Co., Ltd. 2,400 47,360
Nakanishi, Inc. 24,100 319,602
Nakayama Steel Works, Ltd. 34,000 136,172
Namura Shipbuilding Co., Ltd. 42,400 1,444,939
Nankai Electric Railway Co.,
Ltd. 41,000 741,063
Nanto Bank, Ltd. (The) 36,200 1,205,453
Nanyo Corp. 5,200 45,332
Narasaki Sangyo Co., Ltd. 1,200 26,562
Natori Co., Ltd. 3,500 44,211
NCD Co., Ltd. 1,100 19,129
*NE, Inc. 1,500 7,789
NEC Corp. 273,000 9,955,626
Needs Well, Inc. 1,200 4,082
*Net Protections Holdings, Inc. 21,600 111,887
New Art Holdings Co., Ltd. 5,720 53,281
New Japan Chemical Co., Ltd.,
Class B 900 1,315
Nexon Co., Ltd. 19,800 404,855
#Nextage Co., Ltd. 34,100 514,195
*NexTone, Inc. 1,800 25,705
NGK Insulators, Ltd. 120,900 2,045,149
NH Foods, Ltd. 41,200 1,519,042
NHK Spring Co., Ltd. 114,100 2,147,129
Nicca Chemical Co., Ltd. 4,900 46,152
Nice Corp. 2,400 27,668
Nichias Corp. 38,800 1,451,710
#Nichiban Co., Ltd. 6,100 75,668
Nichicon Corp. 43,700 439,681
Nichiden Corp. 9,500 153,241
Shares Value †
JAPAN — (Continued)
Nichiha Corp. 14,300 $ 254,709
Nichimo Co., Ltd. 4,000 64,756
Nichirei Corp. 137,200 1,622,657
Nichireki Group Co., Ltd. 7,600 119,682
Nichirin Co., Ltd. 7,230 168,483
NIDEC Corp. 106,672 1,303,842
#NIDEC Corp., Sponsored
ADR 20,248 55,277
Nifco, Inc. 54,400 1,581,980
Nihon Dempa Kogyo Co., Ltd. 19,700 144,372
Nihon Denkei Co., Ltd. 3,600 47,625
Nihon Flush Co., Ltd. 14,600 76,670
Nihon House Holdings Co.,
Ltd. 25,100 48,390
Nihon M&A Center Holdings,
Inc. 205,500 969,240
Nihon Nohyaku Co., Ltd. 77,300 433,528
Nihon Yamamura Glass Co.,
Ltd. 2,501 43,330
Nikkiso Co., Ltd. 43,200 423,714
Nikko Co., Ltd. 14,600 72,500
Nikkon Holdings Co., Ltd. 58,400 1,317,701
Nikon Corp. 154,100 1,802,526
Nintendo Co., Ltd. 111,100 9,407,676
Nippi, Inc. 1,200 98,225
Nippn Corp. 33,200 471,961
Nippon Air Conditioning
Services Co., Ltd. 4,900 41,762
Nippon Aqua Co., Ltd. 11,900 72,224
Nippon Avionics Co., Ltd. 6,000 212,262
Nippon Carbide Industries Co.,
Inc. 5,300 73,107
#Nippon Carbon Co., Ltd. 5,900 166,213
Nippon Care Supply Co., Ltd. 400 6,302
Nippon Chemical Industrial
Co., Ltd. 5,300 96,398
*Nippon Chemi-Con Corp. 18,505 187,506
#Nippon Coke & Engineering
Co., Ltd. 165,900 102,304
#Nippon Concrete Industries
Co., Ltd. 27,100 56,819
Nippon Denko Co., Ltd. 93,900 205,409
Nippon Densetsu Kogyo Co.,
Ltd. 13,600 254,335
Nippon Dry-Chemical Co., Ltd. 4,100 224,621
Nippon Electric Glass Co., Ltd. 64,000 2,160,267
NIPPON EXPRESS
HOLDINGS, Inc. 170,800 3,633,193
Nippon Fine Chemical Co.,
Ltd. 4,800 77,458
Nippon Gas Co., Ltd. 101,900 1,950,291
Nippon Kayaku Co., Ltd. 87,600 801,481
Nippon Kodoshi Corp. 3,200 56,582
Nippon Light Metal Holdings
Co., Ltd. 52,771 770,730
Nippon Paint Holdings Co.,
Ltd. 180,000 1,147,967
Nippon Paper Industries Co.,
Ltd. 95,900 718,371

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nippon Parking Development
Co., Ltd. 163,400 $ 286,378
Nippon Rietec Co., Ltd. 7,697 102,923
Nippon Sanso Holdings Corp. 54,900 1,827,446
Nippon Seisen Co., Ltd. 7,000 50,346
Nippon Sharyo, Ltd. 4,700 102,051
*Nippon Sheet Glass Co., Ltd. 85,431 320,529
Nippon Shinyaku Co., Ltd. 32,800 685,786
Nippon Shokubai Co., Ltd. 85,100 987,691
Nippon Signal Co., Ltd. 40,000 327,156
Nippon Soda Co., Ltd. 24,000 532,797
Nippon Steel Corp. 817,485 3,376,494
Nippon Thompson Co., Ltd. 44,900 194,983
Nippon Yakin Kogyo Co., Ltd. 22,250 618,156
Nipro Corp. 111,100 1,085,002
Nireco Corp. 900 10,726
Nishimatsu Construction Co.,
Ltd. 21,100 725,773
Nishimatsuya Chain Co., Ltd. 18,400 246,639
Nishi-Nippon Financial
Holdings, Inc. 80,900 1,385,312
Nishi-Nippon Railroad Co., Ltd. 26,600 385,908
Nishio Holdings Co., Ltd. 14,900 424,595
Nissan Chemical Corp. 59,700 2,021,712
*Nissan Motor Co., Ltd. 578,600 1,327,676
Nissan Tokyo Sales Holdings
Co., Ltd. 24,800 80,974
Nissei ASB Machine Co., Ltd. 3,300 146,519
Nissei Plastic Industrial Co.,
Ltd. 8,100 44,692
Nissha Co., Ltd. 36,501 317,967
Nisshin Oillio Group, Ltd. (The) 18,300 604,635
Nisshin Seifun Group, Inc. 84,630 956,692
Nisshinbo Holdings, Inc. 118,055 934,141
#Nissin Foods Holdings Co.,
Ltd. 18,700 337,330
#Nisso Holdings Co., Ltd. 12,900 53,926
Nissui Corp. 326,700 2,273,360
Niterra Co., Ltd. 104,700 4,310,197
#Nitori Holdings Co., Ltd. 132,400 2,148,583
Nitta Gelatin, Inc. 6,300 40,526
NITTAN Corp. 1,200 5,196
Nitto Boseki Co., Ltd. 14,900 846,289
Nitto Denko Corp. 269,900 6,752,099
Nitto Fuji Flour Milling Co., Ltd. 1,400 63,159
Nitto Kogyo Corp. 20,200 484,496
#Nitto Seiko Co., Ltd. 15,000 67,086
Nittoc Construction Co., Ltd. 12,900 102,577
Nittoku Co., Ltd., Class B 10,200 161,420
Noevir Holdings Co., Ltd. 8,100 230,031
NOF Corp. 61,800 1,101,974
Nohmi Bosai, Ltd. 7,800 192,146
#Nojima Corp. 171,600 1,268,718
Nomura Co., Ltd. 12,900 85,997
Nomura Holdings, Inc. 833,800 5,964,413
*Nomura Holdings, Inc.,
Sponsored ADR 246,048 1,751,862
Nomura Micro Science Co.,
Ltd. 15,600 399,481
Shares Value †
JAPAN — (Continued)
Nomura Real Estate Holdings,
Inc. 336,900 $ 1,922,269
Nomura Research Institute,
Ltd. 53,879 2,108,925
Noritake Co., Ltd. 16,500 517,851
Noritz Corp. 23,000 299,043
North Pacific Bank, Ltd. 183,200 858,592
NPC, Inc. 3,300 15,402
NPR-RIKEN Corp. 19,574 397,693
NS Solutions Corp. 24,500 618,643
NS Tool Co., Ltd. 10,900 54,198
NS United Kaiun Kaisha, Ltd. 14,600 522,190
NSD Co., Ltd. 38,060 814,292
NSK, Ltd. 363,085 1,836,931
NSW, Inc. 6,100 98,397
NTN Corp. 349,072 782,639
NTT, Inc. 2,482,400 2,552,414
#*Nxera Pharma Co., Ltd. 48,900 284,408
#Oat Agrio Co., Ltd. 4,400 62,692
Obara Group, Inc. 5,700 155,214
Obayashi Corp. 174,000 2,950,167
OBIC Business Consultants
Co., Ltd. 1,700 97,461
OBIC Co., Ltd. 25,500 792,370
Ochi Holdings Co., Ltd. 2,000 17,994
Odakyu Electric Railway Co.,
Ltd. 91,900 972,361
#Oenon Holdings, Inc. 26,500 88,761
Ogaki Kyoritsu Bank, Ltd.
(The) 32,900 788,037
Ohara, Inc. 1,500 11,090
Ohba Co., Ltd. 4,400 31,760
Ohsho Food Service Corp. 10,500 229,691
#OIE Sangyo Co., Ltd. 3,000 42,433
Oiles Corp. 14,984 220,011
Oisix ra daichi, Inc. 7,000 77,427
Oita Bank, Ltd. (The) 10,200 337,010
Oji Holdings Corp. 479,200 2,421,273
Okabe Co., Ltd. 31,600 188,096
#Okada Aiyon Corp. 1,200 15,937
Okamoto Industries, Inc. 4,400 144,234
Okamoto Machine Tool Works,
Ltd. 3,100 96,689
Okamura Corp. 25,300 370,825
Okasan Securities Group, Inc. 90,300 405,619
Oki Electric Industry Co., Ltd. 83,901 1,005,908
Okinawa Cellular Telephone
Co. 35,400 591,245
Okinawa Electric Power Co.,
Inc. (The) 19,785 129,841
Okinawa Financial Group, Inc. 18,401 459,264
OKUMA Corp. 28,400 635,085
Okumura Corp. 16,400 520,567
Okura Industrial Co., Ltd. 4,900 158,080
Okuwa Co., Ltd. 24,700 133,397
Olba Healthcare Holdings, Inc. 1,400 18,584
Olympus Corp. 291,200 3,590,499
Omron Corp. 80,100 2,240,959
Ono Pharmaceutical Co., Ltd. 179,730 2,189,240

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Onoken Co., Ltd. 14,300 $ 127,911
Onward Holdings Co., Ltd. 97,500 409,480
Ootoya Holdings Co., Ltd. 2,200 80,543
Open House Group Co., Ltd. 49,701 2,393,507
Open Up Group, Inc. 20,300 226,778
Optex Group Co., Ltd. 20,700 313,480
#*Optim Corp. 10,500 38,168
Optimus Group Co., Ltd. 15,900 34,679
Optorun Co., Ltd. 15,900 175,663
Oracle Corp. 6,200 572,692
Organo Corp. 18,500 1,594,755
Oricon, Inc. 3,100 16,702
Oriental Land Co., Ltd. 85,861 1,738,901
Oriental Shiraishi Corp. 65,200 179,871
#Oro Co., Ltd. 5,500 84,077
Osaka Gas Co., Ltd. 47,300 1,488,497
Osaka Organic Chemical
Industry, Ltd. 10,000 248,937
#Osaka Steel Co., Ltd. 8,600 144,920
OSAKA Titanium Technologies
Co., Ltd. 25,200 435,608
Osaki Electric Co., Ltd. 27,500 223,313
OSG Corp. 49,300 716,035
Otsuka Corp. 43,800 867,158
Otsuka Holdings Co., Ltd. 80,900 4,397,498
OUG Holdings, Inc. 3,600 90,435
OYO Corp. 1,400 26,191
Pacific Industrial Co., Ltd. 34,500 689,754
PAL GROUP Holdings Co.,
Ltd. 66,000 849,125
PALTAC Corp. 15,850 467,922
Pan Pacific International
Holdings Corp. 545,000 3,246,899
Panasonic Holdings Corp. 426,790 4,982,518
Paraca, Inc. 1,600 20,574
Paramount Bed Holdings Co.,
Ltd. 14,800 339,606
Park24 Co., Ltd. 88,800 1,038,704
Pegasus Co., Ltd. 14,400 77,115
Penta-Ocean Construction
Co., Ltd. 193,100 1,773,003
#People Dreams &
Technologies Group Co., Ltd. 4,700 48,966
*PeptiDream, Inc. 61,000 617,503
Persol Holdings Co., Ltd. 787,400 1,307,946
#Pharma Foods International
Co., Ltd. 14,500 74,921
PHC Holdings Corp. 15,500 101,519
*PIA Corp. 3,100 60,469
Pickles Holdings Co., Ltd. 5,900 42,090
Pigeon Corp. 41,200 466,410
PILLAR Corp. 15,100 477,343
Pilot Corp. 17,400 526,332
#*PKSHA Technology, Inc. 5,100 148,145
Plus Alpha Consulting Co., Ltd. 21,500 330,619
Pole To Win Holdings, Inc. 20,400 43,831
#Port, Inc. 3,600 45,732
PR Times Corp. 2,600 50,209
Premium Water Holdings, Inc. 3,700 79,498
Shares Value †
JAPAN — (Continued)
Press Kogyo Co., Ltd. 61,100 $ 259,781
Prestige International, Inc. 48,200 207,436
Prima Meat Packers, Ltd. 22,200 356,658
Procrea Holdings, Inc. 35,372 397,678
Pronexus, Inc. 7,900 56,101
#Pro-Ship, Inc. 13,000 125,987
PS Construction Co., Ltd. 12,740 149,766
Punch Industry Co., Ltd. 9,700 25,564
QB Net Holdings Co., Ltd. 9,800 86,324
Qol Holdings Co., Ltd. 21,600 272,708
Quick Co., Ltd. 6,100 93,170
Raccoon Holdings, Inc. 7,500 32,472
Raito Kogyo Co., Ltd. 27,200 569,407
Raiznext Corp. 13,900 172,966
Raksul, Inc. 42,600 292,563
Rakus Co., Ltd. 111,400 901,729
*Rakuten Bank, Ltd. 40,000 2,203,109
Rakuten Group, Inc. 235,000 1,539,921
Rasa Corp. 4,600 49,328
Rasa Industries, Ltd. 5,500 179,579
Recruit Holdings Co., Ltd. 198,200 9,916,754
Relo Group, Inc. 58,200 626,371
#Renaissance, Inc. 5,100 34,793
Renesas Electronics Corp. 314,500 3,901,266
Rengo Co., Ltd. 169,801 1,035,306
#*RENOVA, Inc. 40,400 217,400
Resona Holdings, Inc. 509,883 4,943,106
Resonac Holdings Corp. 134,600 5,276,358
Resorttrust, Inc. 99,200 1,170,013
Restar Corp. 8,400 140,841
Retail Partners Co., Ltd. 16,300 136,490
Rheon Automatic Machinery
Co., Ltd. 6,200 58,275
Rhythm Co., Ltd. 1,200 26,134
Ricoh Co., Ltd. 183,700 1,578,779
Riken Keiki Co., Ltd. 8,800 201,071
Riken Technos Corp. 20,500 186,164
Riken Vitamin Co., Ltd. 10,500 190,705
#Ringer Hut Co., Ltd. 9,400 135,641
Rinnai Corp. 28,900 656,396
Rion Co., Ltd. 4,000 64,964
Riso Kagaku Corp. 11,720 89,010
#Riso Kyoiku Group Corp. 29,623 37,881
Rix Corp. 900 21,791
Rock Field Co., Ltd. 2,300 21,170
Rohm Co., Ltd., Registered 162,000 2,604,745
Rohto Pharmaceutical Co.,
Ltd. 63,400 983,172
#Rokko Butter Co., Ltd. 8,459 64,463
Roland Corp., Registered 7,900 167,687
Rorze Corp. 89,800 1,259,374
Round One Corp. 164,300 1,183,817
#Royal Holdings Co., Ltd. 27,100 450,509
Ryobi, Ltd. 21,101 378,587
RYODEN Corp. 8,100 168,252
Ryohin Keikaku Co., Ltd. 287,600 5,916,097
Ryoyo Ryosan Holdings, Inc. 20,468 395,131
S Foods, Inc. 12,500 202,850

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
S&B Foods, Inc. 2,800 $ 60,615
#Sac's Bar Holdings, Inc. 8,621 43,873
Saibu Gas Holdings Co., Ltd. 11,600 139,150
Saizeriya Co., Ltd. 25,300 827,704
Sakai Chemical Industry Co.,
Ltd. 8,900 164,591
Sakai Heavy Industries, Ltd. 4,200 56,025
Sakai Moving Service Co., Ltd. 8,600 157,257
Sakata INX Corp. 39,100 578,423
Sakata Seed Corp. 18,300 469,216
Sala Corp. 30,100 205,350
San Holdings, Inc. 6,400 62,482
San ju San Financial Group,
Inc. 7,490 177,459
San-A Co., Ltd. 23,900 416,084
San-Ai Obbli Co., Ltd. 38,900 515,620
Sangetsu Corp. 24,300 475,574
San-In Godo Bank, Ltd. (The) 79,700 701,006
#*SANIX HOLDINGS, Inc. 12,200 17,185
Sanken Electric Co., Ltd. 19,900 961,447
Sanki Engineering Co., Ltd. 27,700 954,769
Sanko Gosei, Ltd. 19,400 106,158
Sanko Metal Industrial Co.,
Ltd. 6,000 52,929
Sankyo Co., Ltd. 113,600 1,973,648
Sankyo Frontier Co., Ltd. 4,600 59,928
Sankyo Tateyama, Inc. 20,001 78,158
Sankyu, Inc. 35,900 1,833,742
Sanoh Industrial Co., Ltd. 24,100 143,923
Sanrio Co., Ltd. 57,100 2,652,719
Sansei Technologies, Inc. 6,300 92,790
Sansha Electric Manufacturing
Co., Ltd. 5,100 29,960
Sanshin Electronics Co., Ltd. 5,500 104,391
Santec Holdings Corp.,
Registered 3,600 213,586
Santen Pharmaceutical Co.,
Ltd. 158,000 1,547,642
Sanwa Holdings Corp. 93,300 2,549,693
Sanyo Chemical Industries,
Ltd. 10,200 278,083
Sanyo Denki Co., Ltd. 21,300 546,136
Sanyo Electric Railway Co.,
Ltd. 6,759 87,880
Sanyo Trading Co., Ltd. 15,000 154,717
Sapporo Holdings, Ltd. 47,500 2,281,653
Sato Corp. 21,100 299,951
Sato Shoji Corp. 8,200 114,653
Satori Electric Co., Ltd. 7,500 93,522
Sawai Group Holdings Co.,
Ltd. 77,100 920,616
#SBI Global Asset
Management Co., Ltd. 16,300 62,849
SBI Holdings, Inc. 48,630 2,182,518
#SBS Holdings, Inc. 16,500 363,085
SCREEN Holdings Co., Ltd. 27,800 2,649,982
Scroll Corp. 23,100 164,491
SCSK Corp., Class B 31,400 1,155,882
Secom Co., Ltd., Class B 27,000 913,641
Shares Value †
JAPAN — (Continued)
Seed Co., Ltd. 10,000 $ 36,870
Sega Sammy Holdings, Inc. 95,000 1,760,573
Segue Group Co., Ltd. 4,900 20,452
Seibu Holdings, Inc. 71,600 2,519,513
Seika Corp. 12,900 193,012
#Seikitokyu Kogyo Co., Ltd. 20,500 197,475
Seiko Epson Corp. 104,300 1,324,611
Seiko Group Corp. 19,200 886,125
Seino Holdings Co., Ltd. 72,200 1,020,750
Seiren Co., Ltd. 24,300 500,023
Sekisui Chemical Co., Ltd. 95,100 1,651,310
Sekisui House, Ltd. 136,500 2,933,702
*Sekisui Kasei Co., Ltd. 12,300 28,264
SEMITEC Corp. 4,400 67,747
Senko Group Holdings Co.,
Ltd. 92,500 1,208,075
Senshu Electric Co., Ltd. 8,800 258,479
Senshu Ikeda Holdings, Inc. 214,440 925,660
#*Senshukai Co., Ltd. 20,000 29,470
Septeni Holdings Co., Ltd. 38,600 102,479
Seria Co., Ltd. 30,901 588,915
Seven & i Holdings Co., Ltd. 656,200 8,374,212
Seven Bank, Ltd. 532,500 978,551
#SFP Holdings Co., Ltd. 1,600 20,990
SG Holdings Co., Ltd. 95,100 874,422
Sharingtechnology, Inc. 9,500 57,658
*Sharp Corp. 122,300 680,745
Shibaura Machine Co., Ltd. 21,000 584,791
Shibaura Mechatronics Corp. 12,100 1,434,987
#Shibusawa Logistics Corp. 16,800 120,721
Shibuya Corp. 9,500 211,207
*SHIFT, Inc. 116,700 807,518
Shiga Bank, Ltd. (The) 18,600 752,186
Shikibo, Ltd. 4,398 28,662
Shikoku Bank, Ltd. (The) 24,300 229,506
Shikoku Electric Power Co.,
Inc. 72,400 647,608
Shima Seiki Manufacturing,
Ltd. 20,800 134,072
Shimadaya Corp. 5,000 57,187
Shimadzu Corp. 43,700 1,177,209
Shimamura Co., Ltd. 13,500 871,491
Shimano, Inc. 10,600 1,115,011
Shimizu Bank, Ltd. (The) 12,400 162,189
Shimizu Corp. 200,600 2,699,971
Shimojima Co., Ltd. 5,800 48,567
Shin Maint Holdings Co., Ltd. 4,400 32,417
Shin Nippon Air Technologies
Co., Ltd. 13,000 260,329
Shin Nippon Biomedical
Laboratories, Ltd. 5,000 47,321
Shinagawa Refra Co., Ltd. 19,100 229,490
Shindengen Electric
Manufacturing Co., Ltd. 6,600 150,375
Shin-Etsu Chemical Co., Ltd. 204,600 6,182,292
Shin-Etsu Polymer Co., Ltd. 24,300 304,903
Shinko Shoji Co., Ltd. 15,600 103,186
Shinmaywa Industries, Ltd. 50,000 652,040
Shinnihon Corp. 900 10,358

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Shinnihonseiyaku Co., Ltd. 4,600 $ 64,526
#Shinobu Foods Products Co.,
Ltd. 5,400 51,702
Shinsho Corp. 7,200 108,756
Shinwa Co., Ltd. 8,800 47,469
Shinwa Co., Ltd. 4,900 97,806
Shionogi & Co., Ltd. 134,000 2,244,134
Ship Healthcare Holdings, Inc. 59,728 893,080
Shiseido Co., Ltd. 46,700 788,160
Shizuoka Financial Group, Inc. 157,800 2,125,442
Shizuoka Gas Co., Ltd. 24,900 182,158
SHO-BOND Holdings Co., Ltd. 17,300 549,809
Shoei Co., Ltd. 36,400 387,262
Shoei Foods Corp. 6,400 163,682
Shofu, Inc., Class A 2,700 33,212
Showa Sangyo Co., Ltd. 13,500 257,898
SIGMAXYZ Holdings, Inc. 47,500 270,098
Siix Corp. 28,300 254,425
Simplex Holdings, Inc. 18,300 510,792
#Sinanen Holdings Co., Ltd. 3,600 144,416
Sinfonia Technology Co., Ltd. 15,600 1,079,459
Sinko Industries, Ltd. 24,200 202,485
SKY Perfect JSAT Holdings,
Inc. 102,200 1,005,714
Skylark Holdings Co., Ltd. 153,100 2,770,717
Skymark Airlines, Inc. 17,000 49,547
#Smaregi, Inc. 1,900 35,113
SMC Corp. 7,600 2,593,437
#SMK Corp. 2,400 35,348
SMS Co., Ltd. 53,200 459,636
Socionext, Inc. 66,800 1,513,737
Soda Nikka Co., Ltd. 9,000 58,421
SoftBank Corp. 3,496,700 4,963,995
Softcreate Holdings Corp.,
Class B 8,400 116,304
Software Service, Inc. 1,300 115,608
Sojitz Corp. 102,700 2,730,578
Soken Chemical & Engineering
Co., Ltd. 9,800 152,037
Solasto Corp. 36,900 120,721
#Soliton Systems K.K. 4,500 50,154
Sompo Holdings, Inc. 210,025 6,418,472
*Sony Financial Group, Inc. 946,600 954,864
*Sony Financial Group, Inc.,
ADR 30,234 150,263
Sony Group Corp. 946,600 26,618,229
#Sony Group Corp., ADR 151,170 4,216,131
Sotetsu Holdings, Inc. 35,658 598,100
Sparx Group Co., Ltd. 13,440 135,835
SPK Corp., Registered 3,300 48,004
S-Pool, Inc. 33,500 61,540
Square Enix Holdings Co., Ltd. 34,800 674,518
SRE Holdings Corp. 7,000 128,181
#SRS Holdings Co., Ltd. 3,000 22,336
St Marc Holdings Co., Ltd.,
Registered 3,900 67,416
ST. Corp. 6,400 65,182
Star Mica Holdings Co., Ltd. 19,300 142,569
Star Micronics Co., Ltd. 29,400 317,559
Shares Value †
JAPAN — (Continued)
Startia Holdings, Inc. 1,300 $ 23,307
Starts Corp., Inc. 22,400 695,751
Starzen Co., Ltd. 29,800 224,581
St-Care Holding Corp. 8,100 43,640
Stella Chemifa Corp. 6,300 167,667
Step Co., Ltd. 1,700 26,782
STI Foods Holdings, Inc. 5,700 47,508
Strike Co., Ltd. 7,200 177,833
#Studio Alice Co., Ltd. 6,500 85,693
Subaru Corp. 363,900 7,754,917
Sugi Holdings Co., Ltd. 38,600 833,863
#Sugimoto & Co., Ltd.,
Registered 10,200 119,708
SUMCO Corp. 259,900 2,661,337
Sumida Corp. 29,100 211,939
Suminoe Co., Ltd. 5,800 45,555
Sumitomo Bakelite Co., Ltd. 39,300 1,311,743
Sumitomo Chemical Co., Ltd. 750,500 2,209,774
Sumitomo Corp. 108,100 3,147,815
Sumitomo Electric Industries,
Ltd. 226,600 8,310,603
#Sumitomo Forestry Co., Ltd. 316,800 3,305,677
Sumitomo Heavy Industries,
Ltd. 84,000 2,252,468
Sumitomo Mitsui Financial
Group, Inc. 390,049 10,540,223
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 382,580
Sumitomo Mitsui Trust Group,
Inc. 155,488 4,270,356
Sumitomo Osaka Cement Co.,
Ltd. 29,000 725,682
*Sumitomo Pharma Co., Ltd. 4,900 53,579
Sumitomo Realty &
Development Co., Ltd. 67,900 2,900,587
Sumitomo Riko Co., Ltd. 31,300 531,707
Sumitomo Rubber Industries,
Ltd. 127,033 1,491,693
Sumitomo Seika Chemicals
Co., Ltd. 5,300 164,448
Sun Frontier Fudousan Co.,
Ltd. 27,500 407,533
#Suncall Corp. 4,600 30,218
Sundrug Co., Ltd. 34,900 942,417
Suntory Beverage & Food, Ltd. 33,500 1,013,774
#Sun-Wa Technos Corp. 10,900 189,691
Suruga Bank, Ltd. 105,600 1,056,308
Suzuden Corp. 5,000 54,364
Suzuken Co., Ltd. 53,560 2,035,596
Suzuki Co., Ltd. 6,500 91,094
Suzuki Motor Corp. 371,600 5,567,186
SWCC Corp. 35,500 1,732,888
Synchro Food Co., Ltd. 1,200 4,884
Sysmex Corp. 132,800 1,488,725
System Research Co., Ltd. 6,800 89,825
System Support Holdings, Inc. 4,300 84,992
Systems Engineering
Consultants Co., Ltd. 2,200 36,958
Systena Corp. 204,100 703,496

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Syuppin Co., Ltd. 13,600 $ 112,381
T Hasegawa Co., Ltd. 14,500 254,318
T&D Holdings, Inc. 94,300 2,032,847
T. RAD Co., Ltd. 2,600 117,971
Tachibana Eletech Co., Ltd.,
Class S 9,520 175,192
Tachi-S Co., Ltd., Class S 28,200 358,781
Tadano, Ltd. 69,900 487,310
Taihei Dengyo Kaisha, Ltd. 21,900 307,486
Taiheiyo Cement Corp. 85,222 2,318,428
Taiho Kogyo Co., Ltd. 14,500 64,474
Taikisha, Ltd. 21,600 428,341
Taiko Bank, Ltd. (The) 1,200 13,593
Taisei Corp. 42,500 3,099,461
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,200 54,796
Taiyo Holdings Co., Ltd. 22,500 1,206,095
Taiyo Yuden Co., Ltd. 78,200 2,233,996
Takamatsu Construction
Group Co., Ltd. 8,300 182,373
Takamiya Co., Ltd. 15,701 42,398
Takaoka Toko Co., Ltd. 10,280 229,549
Takara & Co., Ltd. 5,400 142,663
Takara Bio, Inc. 17,600 105,448
Takara Holdings, Inc. 100,300 1,021,197
Takara Standard Co., Ltd. 31,800 514,398
Takasago International Corp. 50,000 489,760
Takasago Thermal
Engineering Co., Ltd. 40,200 1,194,088
#Takashima & Co., Ltd. 19,400 103,262
#Takashimaya Co., Ltd. 313,200 3,359,599
Take And Give Needs Co., Ltd. 7,800 41,670
#TAKEBISHI Corp. 4,700 62,421
Takeda Pharmaceutical Co.,
Ltd. 253,808 6,842,132
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 70,748
Takeuchi Manufacturing Co.,
Ltd. 29,200 1,207,387
Taki Chemical Co., Ltd. 3,900 91,389
Takuma Co., Ltd. 2,600 39,948
#Tama Home Co., Ltd. 22,800 535,017
Tamron Co., Ltd. 91,200 649,420
Tamura Corp. 67,801 233,258
TANABE ENGINEERING
Corp. 1,600 24,594
Tanseisha Co., Ltd. 17,100 147,740
Tauns Laboratories, Inc. 3,100 11,168
Tayca Corp. 11,300 96,529
#Tazmo Co., Ltd. 8,700 134,802
TBK Co., Ltd., Class R 12,900 27,549
TDC Soft, Inc. 13,000 113,920
TDK Corp. 750,500 13,021,885
TDK Corp., ADR 104,370 1,863,526
TechMatrix Corp. 28,200 399,968
Techno Smart Corp. 2,000 27,042
Teijin, Ltd. 147,116 1,288,715
Teikoku Electric Manufacturing
Co., Ltd. 6,500 130,376
Shares Value †
JAPAN — (Continued)
Tekken Corp. 6,100 $ 146,110
Temairazu, Inc., Registered 1,600 33,443
#Tenpos Holdings Co., Ltd. 800 17,994
Tera Probe, Inc. 2,800 106,871
Terasaki Electric Co., Ltd. 3,600 112,869
Terumo Corp. 64,400 1,041,528
#Tess Holdings Co., Ltd. 40,900 92,656
THK Co., Ltd. 86,800 2,320,226
TIS, Inc. 85,000 2,932,557
TKC Corp. 10,600 277,635
#*TKP Corp. 5,700 64,935
TOA Corp. 45,900 704,939
TOA ROAD Corp. 24,000 242,095
TOBISHIMA HOLDINGS, Inc. 17,000 232,618
Tobu Railway Co., Ltd. 52,400 844,733
Tocalo Co., Ltd. 37,700 554,286
Tochigi Bank, Ltd. (The) 83,200 297,037
Toda Corp. 140,500 948,036
Toei Animation Co., Ltd. 15,000 282,172
Toell Co., Ltd. 4,200 21,865
Toenec Corp. 28,000 304,437
Togami Electric Manufacturing
Co., Ltd. 1,400 38,441
Toho Bank, Ltd. (The) 188,700 558,549
Toho Co., Ltd. 5,000 107,754
Toho Co., Ltd. 8,600 505,544
Toho Gas Co., Ltd. 26,800 800,060
Toho Holdings Co., Ltd. 31,400 1,008,110
Toho Titanium Co., Ltd. 27,500 282,756
*Toho Zinc Co., Ltd. 8,500 37,188
Tohoku Bank, Ltd. (The) 1,800 15,470
Tohoku Electric Power Co.,
Inc. 141,800 971,996
Tokai Carbon Co., Ltd. 182,827 1,226,521
Tokai Corp. 8,900 123,516
TOKAI Holdings Corp. 67,100 444,705
Tokai Rika Co., Ltd. 32,400 584,254
Tokai Tokyo Financial
Holdings, Inc. 99,300 368,697
Tokio Marine Holdings, Inc. 289,400 10,861,775
Tokushu Tokai Paper Co., Ltd. 16,500 158,943
Tokuyama Corp. 64,460 1,604,648
#Tokyo Base Co., Ltd. 4,200 12,405
*Tokyo Electric Power Co.
Holdings, Inc. 352,788 1,768,119
Tokyo Electron Device, Ltd. 17,400 341,099
Tokyo Electron, Ltd. 52,100 11,559,365
Tokyo Energy & Systems, Inc. 11,700 135,337
Tokyo Gas Co., Ltd. 53,200 1,865,479
Tokyo Kiraboshi Financial
Group, Inc. 26,212 1,248,879
Tokyo Ohka Kogyo Co., Ltd. 42,000 1,541,177
Tokyo Rope Manufacturing
Co., Ltd. 5,300 49,713
Tokyo Sangyo Co., Ltd. 14,300 86,698
Tokyo Seimitsu Co., Ltd. 31,600 2,186,596
Tokyo Steel Manufacturing
Co., Ltd. 40,600 358,681
Tokyo Tatemono Co., Ltd. 121,200 2,263,821

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Tokyo Tekko Co., Ltd. 6,600 $ 241,628
Tokyotokeiba Co., Ltd. 12,200 437,934
Tokyu Construction Co., Ltd. 72,700 495,033
Tokyu Corp. 74,800 833,188
Tokyu Fudosan Holdings Corp. 628,525 5,054,964
Toli Corp. 23,500 95,187
Tomato Bank, Ltd. 5,200 46,615
Tomen Devices Corp. 2,600 159,320
Tomoe Engineering Co., Ltd. 10,800 111,186
Tomoku Co., Ltd. 7,000 149,719
TOMONY Holdings, Inc. 186,300 825,958
Tomy Co., Ltd. 80,200 1,653,404
Topre Corp. 34,100 496,708
Topy Industries, Ltd. 11,501 213,215
Toray Industries, Inc. 392,300 2,409,237
#Torex Semiconductor, Ltd. 5,000 51,670
#Toridoll Holdings Corp. 33,600 973,616
Torishima Pump
Manufacturing Co., Ltd., Class
A 10,100 137,350
Tosei Corp. 26,300 559,956
Toshiba TEC Corp. 19,000 384,798
Tosho Co., Ltd. 7,900 40,460
Tosoh Corp. 132,700 1,895,038
Totech Corp. 12,500 258,836
Totetsu Kogyo Co., Ltd. 18,100 497,572
TOTO, Ltd. 88,299 2,248,528
Tottori Bank, Ltd. (The) 1,200 10,477
Toumei Co., Ltd. 3,600 24,186
TOW Co., Ltd. 25,000 60,043
Towa Bank, Ltd. (The) 9,977 60,164
Towa Pharmaceutical Co., Ltd. 24,600 452,542
Toyo Corp. 8,100 87,543
Toyo Gosei Co., Ltd. 200 9,127
Toyo Innovex Co., Ltd. 7,600 32,708
Toyo Kanetsu KK 4,700 137,746
Toyo Seikan Group Holdings,
Ltd. 50,000 1,123,300
Toyo Suisan Kaisha, Ltd. 13,000 944,695
#Toyo Tanso Co., Ltd. 13,000 390,283
#Toyo Tire Corp. 93,600 2,567,005
Toyobo Co., Ltd. 110,801 823,519
Toyoda Gosei Co., Ltd. 45,200 1,049,498
Toyota Boshoku Corp. 62,300 949,938
Toyota Motor Corp. 2,392,600 48,735,703
#Toyota Motor Corp.,
Sponsored ADR 14,261 2,911,954
Toyota Tsusho Corp. 240,000 7,348,544
Traders Holdings Co., Ltd. 16,320 94,919
Transaction Co., Ltd. 15,400 102,164
Transcosmos, Inc. 10,037 237,805
TRE Holdings Corp. 40,844 410,415
#Treasure Factory Co., Ltd. 11,100 120,615
Trend Micro, Inc. 31,000 1,586,271
Tri Chemical Laboratories, Inc. 19,300 374,963
Trusco Nakayama Corp. 26,000 410,788
#Tsubaki Nakashima Co., Ltd. 33,300 84,301
Tsubakimoto Chain Co. 47,100 660,999
Shares Value †
JAPAN — (Continued)
Tsubakimoto Kogyo Co., Ltd. 4,500 $ 79,715
Tsuburaya Fields Holdings,
Inc. 33,100 466,672
Tsugami Corp. 37,900 673,592
Tsukishima Holdings Co., Ltd. 22,200 367,898
Tsukuba Bank, Ltd. 78,100 159,693
Tsumura & Co. 53,800 1,248,483
#Tsuruha Holdings, Inc. 103,500 1,798,510
Tsurumi Manufacturing Co.,
Ltd. 10,000 126,319
Tsuzuki Denki Co., Ltd. 7,400 151,790
UACJ Corp. 115,560 1,496,493
UBE Corp. 82,420 1,214,191
Ubicom Holdings, Inc. 4,900 36,514
Uchida Yoko Co., Ltd. 5,700 385,168
Ueki Corp. 800 12,956
Ukai Co., Ltd. 1,800 41,420
ULS Group, Inc. 9,000 43,348
Ultrafabrics Holdings Co., Ltd. 4,400 22,049
Ulvac, Inc. 34,800 1,586,675
UMENOHANA GROUP Co.,
Ltd. 3,600 18,998
U-Next Holdings Co., Ltd. 40,000 528,383
Unicharm Corp. 237,500 1,469,970
Unipres Corp. 36,762 286,355
United Arrows, Ltd. 21,900 274,079
United Super Markets
Holdings, Inc. 24,335 130,004
#UNITED, Inc. 13,800 45,506
*Universal Entertainment Corp. 21,401 120,164
Urbanet Corp. Co., Ltd. 14,900 54,356
User Local, Inc. 3,100 39,481
Ushio, Inc. 64,300 1,068,710
USS Co., Ltd. 154,700 1,709,126
UT Group Co., Ltd. 25,300 451,460
V Technology Co., Ltd. 8,200 184,966
Valor Holdings Co., Ltd. 31,500 577,430
Valqua, Ltd. 11,300 284,966
#Value HR Co., Ltd. 10,200 111,961
ValueCommerce Co., Ltd. 15,300 66,938
Vector, Inc. 22,800 171,827
Vertex Corp. 22,920 205,314
Vision, Inc. 33,800 268,329
*Visional, Inc. 16,100 1,120,327
Vital KSK Holdings, Inc. 26,500 213,989
VT Holdings Co., Ltd. 62,136 196,425
Wacoal Holdings Corp. 32,200 1,125,135
Wacom Co., Ltd. 71,000 386,213
Wakachiku Construction Co.,
Ltd. 5,800 180,903
Wakita & Co., Ltd. 23,800 274,220
Warabeya Nichiyo Holdings
Co., Ltd. 8,500 172,146
#Waseda Academy Co., Ltd. 3,100 47,892
#Watahan & Co., Ltd. 10,600 98,531
WDB Holdings Co., Ltd. 4,900 51,368
#Wealth Management, Inc. 5,400 38,558
Weathernews, Inc. 5,200 135,692
Welcia Holdings Co., Ltd. 54,700 1,091,479

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Wellnet Corp. 6,500 $ 27,510
West Holdings Corp. 19,624 188,145
West Japan Railway Co. 70,400 1,444,513
#Will Group, Inc. 11,400 75,406
WingArc1st, Inc. 10,400 226,828
Workman Co., Ltd. 10,200 384,019
World Co., Ltd. 23,500 413,239
World Holdings Co., Ltd. 6,100 99,426
*W-Scope Corp. 39,600 65,034
Xebio Holdings Co., Ltd. 23,100 163,592
#YAC Holdings Co., Ltd. 14,600 85,389
Yahagi Construction Co., Ltd. 16,300 230,975
#Yakult Honsha Co., Ltd. 66,100 988,357
YAKUODO Holdings Co., Ltd. 9,200 121,468
YAMABIKO Corp. 20,700 347,072
YAMADA Consulting Group
Co., Ltd. 5,200 59,407
Yamada Corp. 900 31,138
Yamada Holdings Co., Ltd. 329,500 991,141
Yamae Group Holdings Co.,
Ltd. 12,100 201,228
Yamagata Bank, Ltd. (The) 15,000 163,481
Yamaguchi Financial Group,
Inc. 149,200 1,711,798
Yamaha Corp. 161,403 1,021,400
Yamaha Motor Co., Ltd. 459,700 3,327,159
Yamaichi Electronics Co., Ltd. 19,600 583,337
#Yamami Co. 1,500 38,996
Yamanashi Chuo Bank, Ltd.
(The) 12,900 275,074
Yamatane Corp. 10,800 178,908
Yamato Holdings Co., Ltd. 91,800 1,341,947
Yamau Holdings Co., Ltd. 2,800 45,493
#Yamaura Corp. 3,100 28,775
Yamaya Corp. 2,500 38,428
Yamazaki Baking Co., Ltd. 74,200 1,454,571
Yamazen Corp. 39,200 363,616
Yashima Denki Co., Ltd. 8,600 145,143
Yaskawa Electric Corp. 25,300 697,144
YE DIGITAL Corp. 4,300 18,366
Yellow Hat, Ltd. 49,800 502,348
Yokogawa Bridge Holdings
Corp. 29,600 529,151
Yokogawa Electric Corp. 52,200 1,566,457
Yokohama Financial Group,
Inc. 682,624 4,967,197
Yokohama Rubber Co., Ltd.
(The) 90,900 3,260,611
Yokorei Co., Ltd. 37,400 297,637
Yokowo Co., Ltd. 12,200 156,722
Yondenko Corp. 16,900 154,459
Yondoshi Holdings, Inc. 5,100 56,709
Yonex Co., Ltd. 32,400 834,949
Yorozu Corp. 8,700 51,786
*Yoshimura Food Holdings KK 7,000 29,762
Yoshinoya Holdings Co., Ltd. 35,700 704,939
Yossix Holdings Co., Ltd. 1,300 21,358
Yotai Refractories Co., Ltd.,
Registered 600 6,925
Shares Value †
JAPAN — (Continued)
Yuasa Trading Co., Ltd. 7,500 $ 244,393
#Yukiguni Factory Co., Ltd. 14,400 96,184
Yurtec Corp. 30,400 490,962
Yushin Co 10,700 44,799
Zacros Corp. 35,600 243,796
Zenrin Co., Ltd. 23,950 160,128
Zensho Holdings Co., Ltd. 41,837 2,608,448
Zeon Corp. 128,800 1,323,909
ZERIA Pharmaceutical Co.,
Ltd. 15,700 203,925
#ZIGExN Co., Ltd. 40,900 135,400
Zojirushi Corp., Class B 13,400 144,738
ZOZO, Inc. 92,400 799,814
#Zuiko Corp. 4,800 29,911
TOTAL JAPAN 1,494,706,600
KOREA, REPUBLIC OF — (4.4%)
*3S Korea Co., Ltd. 5,682 7,059
*ABLBio, Inc. 352 24,632
Able C&C Co., Ltd. 4,892 33,443
ABOV Semiconductor Co., Ltd. 2,456 21,720
*ADTechnology Co., Ltd. 1,492 27,646
Advanced Nano Products Co.,
Ltd. 930 43,016
Aekyung Chemical Co., Ltd. 12,551 96,285
#Aekyung Industrial Co., Ltd. 6,031 59,305
*AeroSpace Technology of
Korea, Inc. 94,953 35,655
Ahnlab, Inc. 1,336 56,919
*Air Busan Co., Ltd., Class H 34,589 44,427
AJ Networks Co., Ltd. 11,316 34,153
Ajin Industrial Co., Ltd. 28,520 65,958
AK Holdings, Inc. 2,913 20,037
*Alteogen, Inc., Class A 2,322 796,138
*ALUKO Co., Ltd., Class H 47,684 68,777
*Amicogen, Inc., Class A 6,196 13,220
*Aminologics Co., Ltd., Class A 9,612 6,193
Amorepacific Corp. 4,769 404,683
*Amotech Co., Ltd. 4,254 31,500
*Anam Electronics Co., Ltd.,
Class F 5,947 5,243
#*Ananti, Inc. 36,793 199,104
*Anapass, Inc. 3,023 37,428
ANIPLUS, Inc. 5,510 14,464
*Aprogen, Inc., Class A 42,647 17,361
*APTN, Inc. 16,925 7,722
Asia Cement Co., Ltd. 12,838 109,931
Asia Holdings Co., Ltd. 648 161,915
Asia Pacific Satellite, Inc. 5,010 43,814
Asia Paper Manufacturing Co.,
Ltd. 20,255 104,918
*ASTORY Co., Ltd. 625 3,926
Atec Co., Ltd. 2,664 20,792
Avaco Co., Ltd. 4,785 52,627
Baiksan Co., Ltd. 11,593 109,685
#BGF retail Co., Ltd. 6,499 472,572
#BH Co., Ltd. 21,713 279,956
*BHI Co., Ltd. 14,679 522,355
#*Binex Co., Ltd. 8,853 98,922

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Binggrae Co., Ltd. 4,653 $ 236,120
#Bio Plus Co., Ltd. 22,625 99,250
*Biodyne Co., Ltd. 1,978 19,228
*Bioneer Corp. 5,429 59,063
BioSmart Co., Ltd. 2,999 5,799
*BNC Korea Co., Ltd. 30,915 110,012
BNK Financial Group, Inc. 140,090 1,357,882
Boditech Med, Inc. 7,281 69,348
#Bookook Securities Co., Ltd. 1,891 89,988
#Boryung 17,835 110,534
*Bosung Power Technology
Co., Ltd. 7,264 27,277
Bukwang Pharmaceutical Co.,
Ltd. 18,585 48,199
BYC Co., Ltd. 1,130 29,742
Byucksan Corp. 20,689 25,354
C&C International Co., Ltd. 1,598 42,172
*Cafe24 Corp., Class A 11,226 282,472
#Caregen Co., Ltd. 9,011 410,468
*Celltrion Pharm, Inc. 1,869 83,693
#Celltrion, Inc. 10,663 1,314,211
*Chabiotech Co., Ltd. 3,640 31,399
Cheil Electric Co., Ltd. 3,127 24,428
Cheil Worldwide, Inc. 49,986 713,960
Chemtronics Co., Ltd. 8,647 212,116
*Chemtros Co., Ltd. 3,668 10,504
#Cheryong Electric Co., Ltd. 8,941 244,116
Cheryong Industrial Co., Ltd. 2,768 12,570
Chips&Media, Inc. 5,555 63,631
*Choil Aluminum Co., Ltd. 30,616 28,730
Chong Kun Dang
Pharmaceutical Corp. 4,182 243,039
Chongkundang Holdings Corp. 1,701 53,964
Choong Ang Vaccine
Laboratory 2,721 18,659
Chunbo Co., Ltd. 1,736 87,851
*CJ CGV Co., Ltd. 64,665 226,708
CJ CheilJedang Corp. 6,996 1,126,922
CJ Corp. 11,743 1,406,935
*CJ ENM Co., Ltd. 13,761 678,029
CJ Freshway Corp. 4,627 81,190
CJ Logistics Corp. 7,706 445,674
Classys, Inc. 6,192 214,259
CLIO Cosmetics Co., Ltd. 1,954 19,612
*CMG Pharmaceutical Co.,
Ltd., Class H 28,024 35,503
*CoAsia Corp. 3,691 18,160
*Com2uS Holdings Corp.,
Class F 4,821 68,013
*ContentreeJoongAng Corp. 2,018 14,150
#Cosmax, Inc. 5,305 761,448
#Cosmecca Korea Co., Ltd. 5,941 275,627
#*CosmoAM&T Co., Ltd. 3,019 117,603
*Cosmochemical Co., Ltd.,
Class A 2,545 34,457
Coway Co., Ltd. 28,145 1,762,087
Cowintech Co., Ltd. 4,537 54,613
*Creative & Innovative System 31,132 165,411
Creverse, Inc. 3,932 35,380
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*CS Bearing Co., Ltd. 3,803 $ 17,884
#CS Wind Corp. 22,421 686,911
*CTC BIO, Inc. 3,624 13,100
Cuckoo Homesys Co., Ltd. 8,292 133,859
*Curexo, Inc. 1,456 10,781
#D.I Corp. 9,530 163,878
*<DA Technology Co., Ltd.,
Class A 14,300 381
Dae Hwa Pharmaceutical Co.,
Ltd. 3,436 39,551
Dae Won Kang Up Co., Ltd. 33,475 98,681
*Daea TI Co., Ltd. 12,451 35,437
Daechang Co., Ltd. 24,606 22,693
Daechang Forging Co., Ltd. 5,946 27,878
Daedong Corp. 18,603 127,306
#Daeduck Electronics Co., Ltd. 16,409 437,074
*Daeho AL Co., Ltd. 17,420 22,864
*Dae-Il Corp. 23,986 83,250
#Daejoo Electronic Materials
Co., Ltd. 4,211 223,444
*DaeMyoung Energy Co, Ltd. 1,389 20,473
Daesang Corp. 20,077 293,810
Daesang Holdings Co., Ltd. 12,228 79,303
Daesung Energy Co., Ltd. 3,138 18,038
*Daesung Industrial Co., Ltd. 28,124 79,057
#*Daewon Cable Co., Ltd. 42,490 108,853
Daewon Media Co., Ltd. 4,013 23,012
Daewon Pharmaceutical Co.,
Ltd. 7,760 70,860
*Daewoo Engineering &
Construction Co., Ltd. 175,120 460,923
#Daewoong Co., Ltd. 17,983 273,263
Daewoong Pharmaceutical
Co., Ltd. 3,513 343,718
#Daishin Securities Co., Ltd. 20,529 419,297
#*Danal Co., Ltd. 33,495 189,486
Daol Investment & Securities
Co., Ltd. 33,410 84,771
Dawonsys Co., Ltd. 22,141 58,898
DB HiTek Co., Ltd. 26,230 1,082,523
DB Insurance Co., Ltd. 46,721 4,158,079
DB Securities Co., Ltd. 21,349 151,492
*DE&T Co., Ltd. 10,499 46,498
#Dear U Co., Ltd. 5,038 135,254
#Dentium Co., Ltd. 3,736 149,466
*Devsisters Co., Ltd. 2,441 72,472
#DI Dong Il Corp. 11,031 139,983
Digital Daesung Co., Ltd. 12,951 62,448
*DIO Corp. 3,023 35,646
*DK Tech Co., Ltd. 7,371 39,371
*<DKME, Class A 128,469 33,814
DL Holdings Co., Ltd. 10,303 281,665
<DMS Co., Ltd. 9,939 16,561
DN Automotive Corp. 17,805 291,178
Dohwa Engineering Co., Ltd. 10,699 45,807
Dong-A Socio Holdings Co.,
Ltd. 2,503 190,613
Dong-A ST Co., Ltd. 3,624 124,382

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dongbang Transport Logistics
Co., Ltd. 29,861 $ 58,265
Dongjin Semichem Co., Ltd. 32,273 969,493
Dongkoo Bio & Pharma Co.,
Ltd. 5,626 21,205
DongKook Pharmaceutical
Co., Ltd. 10,674 132,456
Dongkuk CM Co., Ltd. 3,282 12,071
Dongkuk Industries Co., Ltd. 26,810 56,264
Dongkuk Steel Mill Co., Ltd. 19,125 114,367
Dongkuk Structures &
Construction Co., Ltd. 21,280 31,515
#Dongsuh Cos., Inc. 13,142 249,050
Dongsung Chemical Co., Ltd. 25,403 71,319
Dongsung Finetec Co., Ltd. 11,361 253,176
*Dongwha Enterprise Co., Ltd. 7,677 53,560
Dongwha Pharm Co., Ltd. 14,952 65,695
#Dongwon Industries Co., Ltd. 5,116 173,974
Dongwon Metal Co., Ltd.,
Class A 3,544 3,453
Dongwon Systems Corp. 3,472 68,234
Dongwoon Anatech Co., Ltd. 13,021 153,538
Doosan Bobcat, Inc. 33,124 1,401,914
Doosan Co., Ltd. 4,892 3,258,472
*Doosan Enerbility Co., Ltd. 62,780 3,908,465
*Doosan Fuel Cell Co., Ltd. 3,846 115,265
Doosan Tesna, Inc. 8,284 291,881
#Douzone Bizon Co., Ltd. 10,986 687,035
*Dream Security Co., Ltd. 15,900 37,274
Dreamtech Co., Ltd. 13,997 62,875
*DRTECH Corp. 13,745 19,131
*DS Dansuk Co., Ltd. 4,935 69,968
*DSK Co., Ltd. 9,852 54,144
#*Duk San Neolux Co., Ltd. 3,036 89,711
*Duksan Hi-Metal Co., Ltd. 15,794 73,275
*Duksan Techopia Co., Ltd. 1,644 24,001
Duksung Co., Ltd. 4,706 16,978
DY Corp. 11,770 34,944
DY POWER Corp. 4,701 42,234
DYPNF Co., Ltd. 2,244 21,987
Easy Bio, Inc. 11,835 48,844
Easy Holdings Co., Ltd. 27,105 71,912
Echo Marketing, Inc. 10,946 88,966
Ecoplastic Corp. 34,910 79,266
#*Ecopro BM Co., Ltd. 2,751 308,938
#Ecopro Co., Ltd. 27,478 1,697,185
Ecopro HN Co., Ltd. 3,794 73,896
Elentec Co., Ltd. 465 2,970
E-MART, Inc. 15,720 796,620
*EMKOREA Co., Ltd. 7,151 10,992
EMRO, Inc. 2,062 64,548
EM-Tech Co., Ltd. 9,562 62,617
*Enchem Co., Ltd. 715 43,209
ENF Technology Co., Ltd. 9,439 328,932
EO Technics Co., Ltd. 1,201 198,937
*Eubiologics Co., Ltd. 16,922 146,683
Eugene Investment &
Securities Co., Ltd. 69,920 183,051
Eugene Technology Co., Ltd. 5,857 390,124
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*EV Advanced Material Co.,
Ltd. 24,243 $ 29,811
*E-World 19,065 18,868
*Exem Co., Ltd. 11,356 17,256
Exicon Co., Ltd. 2,683 30,206
F&F Co., Ltd. 10,666 458,906
F&F Holdings Co., Ltd. 4,983 61,730
FarmStory Co., Ltd., Class A 29,835 25,087
FIBERPRO, Inc. 4,704 18,621
#*Fine M-Tec Co., Ltd. 10,903 66,807
Fine Semitech Corp. 5,929 152,725
Foosung Co., Ltd. 16,638 103,933
Gabia, Inc. 1,286 24,461
Galaxia Moneytree Co., Ltd. 2,308 15,341
#*GAMSUNG Corp. Co., Ltd. 37,730 134,263
Gaon Cable Co., Ltd. 2,418 142,560
*Gaonchips Co., Ltd. 711 26,549
GC Cell Corp. 6,550 105,508
*GeneOne Life Science, Inc. 22,871 33,711
*Genic Co., Ltd., Class A 2,221 33,516
*Genomictree, Inc. 1,668 24,644
Genoray Co., Ltd. 3,867 12,933
*Giantstep, Inc. 1,986 7,053
Global Standard Technology
Co., Ltd. 13,378 242,255
*Global Tax Free Co., Ltd. 22,068 87,358
*GnBS eco Co., Ltd. 6,126 12,469
#GnCenergy Co., Ltd. 6,684 190,938
GOLFZON Co., Ltd. 2,995 124,866
#Grand Korea Leisure Co.,
Ltd. 15,373 167,244
Green Chemical Co., Ltd. 5,776 27,324
#Green Cross Corp. 2,959 269,368
Green Cross Holdings Corp. 18,854 208,555
*Green Plus Co., Ltd. 1,493 5,942
GS Engineering &
Construction Corp. 66,997 878,873
GS Global Corp. 39,991 68,909
#GS Holdings Corp. 37,868 1,274,449
*GS P&L Co., Ltd. 6,616 178,083
#GS Retail Co., Ltd. 26,009 323,663
#HAESUNG DS Co., Ltd. 7,895 285,932
Haesung Industrial Co., Ltd.,
Class H 13,426 69,262
#Han Kuk Carbon Co., Ltd. 17,712 454,999
Hana Financial Group, Inc. 129,441 7,767,823
Hana Materials, Inc. 3,820 110,330
Hana Micron, Inc. 42,975 886,798
Hana Pharm Co., Ltd., Class A 2,543 20,544
*Hana Technology Co., Ltd. 913 19,353
Hana Tour Service, Inc. 6,440 215,608
*Hanall Biopharma Co., Ltd. 2,936 85,313
Hancom, Inc. 11,361 198,155
Handok, Inc. 5,594 44,760
Handsome Co., Ltd. 5,861 60,348
Hanil Cement Co., Ltd. 8,323 103,107
Hanil Feed Co., Ltd. 15,396 34,634
Hanil Holdings Co., Ltd. 8,066 91,601

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hanil Hyundai Cement Co.,
Ltd. 4,694 $ 59,336
#Hanjin Kal Corp. 7,329 538,583
Hanjin Logistics Corp. 7,279 102,179
#Hankook Cosmetics
Manufacturing Co., Ltd. 1,268 48,059
Hankook Shell Oil Co., Ltd. 368 113,777
#Hankook Tire & Technology
Co., Ltd. 52,962 1,722,961
Hanmi Pharm Co., Ltd. 2,565 765,134
Hanmi Science Co., Ltd. 3,892 107,629
#Hanmi Semiconductor Co.,
Ltd. 21,654 2,184,018
HanmiGlobal Co., Ltd. 5,606 80,268
Hannong Chemicals, Inc. 3,807 42,138
#*Hanon Systems, Class A 102,450 313,876
Hansae Co., Ltd. 11,518 85,450
Hansol Chemical Co., Ltd. 4,066 663,516
Hansol Holdings Co., Ltd. 21,309 45,168
Hansol Paper Co., Ltd. 4,248 24,240
Hansol Technics Co., Ltd. 24,852 113,554
Hanssem Co., Ltd. 2,851 93,049
Hanwha Aerospace Co., Ltd. 8,091 5,559,634
#Hanwha Corp. 13,583 911,412
*Hanwha Engine 16,349 566,865
*Hanwha Galleria Corp. 102,658 77,169
*Hanwha General Insurance
Co., Ltd. 56,729 215,807
*Hanwha Investment &
Securities Co., Ltd. 89,074 334,477
#Hanwha Life Insurance Co.,
Ltd. 150,974 321,075
*Hanwha Ocean Co., Ltd. 6,516 629,305
#Hanwha Solutions Corp. 69,910 1,501,489
Hanwha Systems Co., Ltd. 21,464 902,399
#*Hanwha Vision Co., Ltd. 15,931 563,553
Hanyang Securities Co., Ltd. 5,778 77,054
Harim Co., Ltd. 42,694 86,302
Harim Holdings Co., Ltd. 46,748 242,476
HB SOLUTION Co., Ltd. 35,230 63,054
HC HomeCenter Co., Ltd. 64,817 31,846
HD Hyundai Co., Ltd. 26,483 3,810,504
HD Hyundai Construction
Equipment Co., Ltd. 8,782 616,389
HD Hyundai Electric Co., Ltd. 6,489 3,962,400
HD Hyundai Energy Solutions
Co., Ltd. 5,084 202,682
HD Hyundai Heavy Industries
Co., Ltd. 899 378,593
HD Hyundai Infracore Co., Ltd. 94,097 1,006,519
HD HYUNDAI MIPO 5,901 1,000,240
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 9,107 3,029,807
HDC Holdings Co., Ltd. 30,770 397,597
HDC Hyundai Development
Co-Engineering & Construction 34,365 465,034
*HD-Hyundai Marine Engine 5,102 355,591
*Heung-A Shipping Co., Ltd. 49,288 60,194
*HFR, Inc. 1,421 17,145
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Hite Jinro Co., Ltd. 26,823 $ 354,502
Hitejinro Holdings Co., Ltd. 3,633 24,734
#*HJ Shipbuilding &
Construction Co., Ltd. 4,334 85,478
HL Holdings Corp. 3,510 99,775
#HL Mando Co., Ltd. 32,295 873,818
*HLB Biostep Co., Ltd. 19,959 17,231
*HLB Global Co., Ltd. 7,378 10,745
*HLB PANAGENE Co., Ltd. 6,136 7,265
*Hlb Pharma Ceutical Co., Ltd. 2,778 29,969
*HLB Therapeutics Co., Ltd. 9,980 23,361
*HLB, Inc. 6,248 213,127
Hotel Shilla Co., Ltd. 7,396 252,806
#HPSP Co., Ltd. 16,233 394,218
#HS Hyosung Advanced
Materials Corp. 2,037 264,785
*HS Hyosung Corp. 1,392 56,862
HS Industries Co., Ltd. 23,629 66,173
*Hugel, Inc., Class A 2,226 409,343
Humedix Co., Ltd. 5,699 201,200
*Huneed Technologies 6,014 34,613
Huons Co., Ltd. 4,327 88,681
Hwa Shin Co., Ltd. 17,468 108,137
Hwaseung Enterprise Co., Ltd. 10,556 37,786
HYBE Co., Ltd. 3,136 750,571
*Hydro Lithium, Inc. 13,236 22,157
Hyosung Corp. 6,256 556,333
Hyosung Heavy Industries
Corp. 2,851 4,272,248
Hyosung TNC Corp. 2,123 309,938
Hyundai Autoever Corp. 3,188 455,349
Hyundai Bioland Co., Ltd. 10,898 33,924
Hyundai BNG Steel Co., Ltd. 5,472 43,092
Hyundai Department Store
Co., Ltd. 9,455 536,209
#Hyundai Elevator Co., Ltd. 8,834 469,369
HYUNDAI EVERDIGM Corp. 9,040 49,174
Hyundai Glovis Co., Ltd. 27,570 3,653,424
Hyundai Green Food 16,553 174,854
Hyundai Livart Furniture Co.,
Ltd. 10,701 49,646
#Hyundai Marine & Fire
Insurance Co., Ltd. 46,990 900,387
Hyundai Motor Co. 32,153 6,544,566
Hyundai Motor Securities Co.,
Ltd. 21,062 129,055
#Hyundai Movex Co., Ltd. 10,109 71,662
Hyundai Pharmaceutical Co.,
Ltd. 4,127 10,703
Hyundai Rotem Co., Ltd. 28,629 4,631,679
Hyundai Steel Co. 49,293 1,141,722
Hyundai Wia Corp. 13,266 545,631
HyVision System, Inc. 7,599 86,350
#i3system, Inc. 3,264 177,547
iFamilySC Co., Ltd. 6,136 76,530
*Il Dong Pharmaceutical Co.,
Ltd. 3,758 61,985
#Iljin Electric Co., Ltd. 18,758 758,351
Iljin Holdings Co., Ltd. 16,835 82,713

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Iljin Hysolus Co., Ltd. 739 $ 9,943
Iljin Power Co., Ltd. 3,494 27,221
Ilyang Pharmaceutical Co.,
Ltd. 7,063 64,694
iM Financial Group Co., Ltd. 132,114 1,226,789
iMarketKorea, Inc. 13,942 76,719
InBody Co., Ltd. 4,681 94,129
Incar Financial Service Co.,
Ltd. 11,715 98,423
Industrial Bank of Korea 108,303 1,469,379
Innocean Worldwide, Inc. 15,149 182,352
InnoWireless Co., Ltd. 3,349 55,004
Innox Advanced Materials Co.,
Ltd. 10,854 187,788
*Inscobee, Inc. 17,258 9,000
*Insun ENT Co., Ltd., Class A 14,066 41,465
*Insung Information Co., Ltd. 23,271 29,906
Intellian Technologies, Inc. 1,115 35,373
*Interflex Co., Ltd. 9,032 58,639
Interojo Co., Ltd. 5,768 69,431
iNtRON Biotechnology, Inc. 4,189 9,761
IS Dongseo Co., Ltd. 11,088 144,597
ISC Co., Ltd. 4,897 273,936
i-SENS, Inc. 5,148 62,509
ISU Chemical Co., Ltd. 4,911 36,779
#*ISU Specialty Chemical 6,025 234,276
IsuPetasys Co., Ltd. 48,229 3,855,612
*Itcenglobal Co., Ltd. 1,764 23,153
*ITM Semiconductor Co., Ltd. 3,314 27,912
*J Steel Co. Holdings, Inc. 8,350 8,264
*Jahwa Electronics Co., Ltd. 11,508 175,275
JASTECH, Ltd. 1,201 2,740
JB Financial Group Co., Ltd. 75,507 1,189,775
Jeil Pharmaceutical Co., Ltd. 2,362 23,840
*Jeju Air Co., Ltd. 20,174 80,852
#*Jeju Semiconductor Corp. 24,208 349,166
*Jin Air Co., Ltd. 12,252 62,002
Jinsung T.E.C. 9,377 86,020
*JNTC Co., Ltd. 7,362 140,290
#Jusung Engineering Co., Ltd. 20,474 441,166
JVM Co., Ltd. 3,602 70,662
JW Holdings Corp. 24,181 55,244
JW Life Science Corp. 6,689 63,146
JW Pharmaceutical Corp. 8,930 147,292
JYP Entertainment Corp. 14,015 795,798
K Car Co., Ltd. 11,602 123,369
K Ensol Co., Ltd. 4,278 34,470
Kakao Corp. 17,332 791,938
#*Kakao Games Corp. 32,443 366,841
#KakaoBank Corp. 20,941 340,259
*Kakaopay Corp. 3,396 124,661
*<Kanglim Co., Ltd. 21,473 2,849
Kangnam Jevisco Co., Ltd. 5,538 47,771
*Kangwon Energy Co., Ltd. 3,443 38,810
KB Financial Group, Inc. 125,369 10,260,063
KB Financial Group, Inc.,
Sponsored ADR 10,567 860,365
*KBI Dongyang Steel Pipe
Co., Ltd. 17,146 29,063
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KC Tech Co., Ltd. 4,198 $ 112,998
KCC Glass Corp. 6,421 116,950
KCTC 18,858 71,607
*Keeps Biopharma, Inc. 2,232 14,272
*Kencoa Aerospace Co. 4,030 32,953
KEPCO Engineering &
Construction Co., Inc. 567 40,672
KEPCO Plant Service &
Engineering Co., Ltd. 12,620 449,085
*KEYEAST Co., Ltd. 2,081 7,011
KG Chemical Corp. 23,506 80,347
KG DONGBUSTEEL 26,745 102,306
KG Eco Solution Co., Ltd. 23,570 93,800
*KG Mobility Co. 29,451 78,860
KGMobilians Co., Ltd. 16,299 56,513
KH Vatec Co., Ltd. 11,899 104,813
KidariStudio, Inc. 11,726 31,645
KINX, Inc. 1,850 120,758
KISWIRE, Ltd. 7,780 97,526
KIWOOM Securities Co., Ltd. 10,385 2,164,832
*KMW Co., Ltd. 4,900 58,501
*KNJ Co., Ltd. 3,543 64,780
*KoBioLabs, Inc. 3,037 10,722
Koh Young Technology, Inc. 9,615 112,701
Kolmar BNH Co., Ltd. 4,676 45,521
Kolmar Korea Co., Ltd. 9,235 499,102
Kolon Corp. 3,595 110,014
Kolon Enp, Inc. 9,777 53,320
#Kolon Industries, Inc. 9,734 243,222
*Kolon Life Science, Inc. 1,390 32,000
#KoMiCo, Ltd. 4,236 329,128
*Komipharm International Co.,
Ltd., Class A 3,882 16,457
Korea Aerospace Industries,
Ltd. 22,667 1,645,038
*Korea Circuit Co., Ltd. 9,529 138,111
Korea District Heating Corp. 798 53,601
Korea Electric Power Corp. 24,894 743,457
Korea Electric Power Corp.,
Sponsored ADR 21,814 328,737
Korea Electric Terminal Co.,
Ltd. 4,777 207,543
Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 106,827
Korea Fuel-Tech Corp. 9,314 39,224
Korea Gas Corp. 8,801 257,590
*Korea Information &
Communications Co., Ltd. 12,085 68,960
Korea Information Certificate
Authority, Inc. 12,347 53,816
Korea Investment Holdings
Co., Ltd. 25,932 3,318,058
*Korea Line Corp. 132,943 175,236
Korea Movenex Co., Ltd. 12,335 34,414
#Korea Petrochemical Ind Co.,
Ltd. 3,187 293,255
Korea Petroleum Industries
Co. 2,555 24,945

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Korea Ratings Corp. 897 $ 61,699
Korea United Pharm, Inc. 7,310 97,535
Korean Air Lines Co., Ltd. 153,924 2,392,993
Korean Reinsurance Co. 121,886 907,675
Koryo Credit Information Co.,
Ltd. 2,823 20,706
*Krafton, Inc. 6,397 1,239,215
#KSS LINE, Ltd. 15,769 102,268
KT Corp., Sponsored ADR 8,932 165,689
KT Skylife Co., Ltd. 19,665 69,150
KT&G Corp. 17,840 1,680,385
KTCS Corp. 15,667 32,109
Kukdong Oil & Chemicals Co.,
Ltd. 12,312 28,517
Kukjeon Pharmaceutical Co.,
Ltd. 6,443 16,370
Kumho Petrochemical Co., Ltd. 9,051 736,912
*Kumho Tire Co., Inc. 86,601 286,897
Kwang Dong Pharmaceutical
Co., Ltd. 27,894 111,791
KX Innovation Co., Ltd. 5,729 15,340
Kyeong Nam Steel Co., Ltd. 16,863 34,087
Kyeryong Construction
Industrial Co., Ltd. 6,012 72,621
#Kyobo Securities Co., Ltd. 30,290 200,481
Kyochon F&B Co., Ltd. 2,782 8,221
Kyongbo Pharmaceutical Co.,
Ltd. 2,094 8,671
Kyung Dong Navien Co., Ltd. 5,511 273,084
Kyungbang Co., Ltd. 9,755 45,668
Kyung-In Synthetic Corp. 21,619 44,460
L&C Bio Co., Ltd. 2,703 100,171
#*LabGenomics Co., Ltd. 66,544 102,986
Lake Materials Co., Ltd. 26,437 271,468
#*LB Semicon, Inc. 34,084 118,896
Lee Ku Industrial Co., Ltd. 5,377 18,662
LEENO Industrial, Inc. 20,250 820,091
LG Chem, Ltd. 12,221 3,409,614
*LG Display Co., Ltd. 194,832 2,010,199
*LG Display Co., Ltd.,
Sponsored ADR 92,347 462,658
LG Electronics, Inc. 68,056 4,184,387
*LG Energy Solution, Ltd. 675 224,092
#LG H&H Co., Ltd. 5,262 1,050,738
LG HelloVision Co., Ltd. 31,847 54,541
LG Innotek Co., Ltd. 12,483 2,111,530
LG Uplus Corp. 180,441 1,930,108
LIG Nex1 Co., Ltd. 7,395 2,693,809
*LigaChem Biosciences, Inc. 404 41,513
LOT Vacuum Co., Ltd. 6,471 59,271
Lotte Chemical Corp. 9,622 477,470
Lotte Chilsung Beverage Co.,
Ltd. 3,400 275,150
Lotte Corp. 19,108 392,286
Lotte Energy Materials Corp. 16,151 294,737
LOTTE Himart Co., Ltd. 4,153 22,299
Lotte Innovate Co., Ltd. 3,224 46,954
*Lotte Non-Life Insurance Co.,
Ltd. 36,124 48,148
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Lotte Rental Co., Ltd. 14,260 $ 293,257
#Lotte Shopping Co., Ltd. 6,552 299,376
Lotte Wellfood Co., Ltd. 2,279 182,352
LS Corp. 11,400 1,672,293
#LS Eco Energy, Ltd. 5,242 169,613
LS Electric Co., Ltd. 7,773 2,373,227
LS Marine Solution Co., Ltd. 1,699 34,463
LS SECURITIES Co., Ltd. 2,277 8,774
LTC Co., Ltd. 1,289 19,044
*LVMC Holdings 77,649 90,361
LX Hausys, Ltd. 4,801 94,857
#LX INTERNATIONAL Corp. 22,412 474,274
LX Semicon Co., Ltd. 8,986 361,395
M.I.Tech Co., Ltd. 7,711 33,339
#Macquarie Korea
Infrastructure Fund 114,866 886,034
Macrogen, Inc. 3,682 39,152
Maeil Dairies Co., Ltd. 3,123 75,952
MAKUS, Inc. 564 10,451
#*Manyo Co., Ltd. 8,836 101,523
#Mcnex Co., Ltd. 8,836 193,186
Medytox, Inc. 1,328 112,038
Meerecompany, Inc. 2,055 22,068
MegaStudyEdu Co., Ltd. 5,221 152,260
Meritz Financial Group, Inc. 80,431 6,238,025
META BIOMED Co., Ltd. 12,077 47,638
*MiCo, Ltd. 50,048 509,701
*Micro Digital Co., Ltd. 1,286 7,519
*Mirae Asset Life Insurance
Co., Ltd. 38,870 239,263
#Mirae Asset Securities Co.,
Ltd. 114,315 2,110,184
Misto Holdings Corp. 25,698 663,756
Miwon Commercial Co., Ltd. 1,295 137,430
Miwon Holdings Co., Ltd. 92 4,565
Miwon Specialty Chemical
Co., Ltd. 1,128 111,236
MNTech Co., Ltd. 3,179 25,258
Modetour Network, Inc. 7,253 56,660
#*MONAYONGPYONG 28,885 70,553
Moorim P&P Co., Ltd. 9,936 17,818
*Motrex Co., Ltd. 5,777 35,276
mPlus Corp. 6,150 74,978
MS Autotech Co., Ltd. 21,762 36,582
Myoung Shin Industrial Co.,
Ltd. 22,449 147,165
*MyungMoon Pharm Co., Ltd. 6,052 6,741
Namhae Chemical Corp. 18,142 82,131
Namuga Co., Ltd. 5,573 66,027
Namyang Dairy Products Co.,
Ltd. 2,640 95,427
*NanoenTek, Inc., Class A 3,082 6,738
*Nature & Environment Co.,
Ltd. 22,180 9,652
Nature Holdings Co., Ltd.
(The) 7,760 52,015
NAVER Corp. 3,091 580,342
*Nepes Ark Corp. 6,383 89,154
*NEPES Corp. 12,173 148,579

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Neptune Co. 8,533 $ 35,336
ΩNetmarble Corp. 12,771 484,935
New Power Plasma Co., Ltd. 17,853 77,690
*Newflex Technology Co., Ltd. 7,421 27,345
Nexen Corp. 9,426 35,395
Nexen Tire Corp. 22,782 102,657
*Nexon Games Co., Ltd. 2,881 27,036
#Nexteel Co., Ltd. 5,849 48,566
#NEXTIN, Inc. 5,704 263,831
#NH Investment & Securities
Co., Ltd. 82,553 1,179,122
NHN KCP Corp. 15,766 176,278
NICE Holdings Co., Ltd. 19,306 187,945
NICE Information &
Telecommunication, Inc. 3,655 58,619
NICE Information Service Co.,
Ltd. 21,352 217,154
no change 10,266 355,950
Nong Shim Holdings Co., Ltd. 1,676 110,694
#NongShim Co., Ltd. 1,795 549,303
Noroo Holdings Co., Ltd. 92 1,488
NOROO Paint & Coatings Co.,
Ltd. 4,943 29,351
NOVAREX Co., Ltd. 10,083 120,734
OCI Co., Ltd. 3,956 164,099
OCI Holdings Co., Ltd. 13,194 1,057,557
*Okins Electronics Co., Ltd. 3,065 19,899
ONEJOON Co., Ltd. 6,754 43,612
Openbase, Inc. 2,729 4,808
OptoElectronics Solutions Co.,
Ltd. 1,739 17,698
#Oriental Precision &
Engineering Co., Ltd. 26,200 191,799
#Orion Corp. 13,754 958,605
Osang Healthcare Co., Ltd. 2,120 19,225
*OSTEONIC Co., Ltd. 3,919 19,805
Otoki Corp. 1,117 304,583
Pan Ocean Co., Ltd. 182,435 490,420
Paradise Co., Ltd. 34,390 446,304
#Park Systems Corp. 3,134 535,623
Partron Co., Ltd. 34,961 169,805
*Pearl Abyss Corp. 7,463 181,239
*Pentastone Electronics, Inc. 5,715 22,182
#People & Technology, Inc. 17,301 525,193
#*Peptron, Inc. 1,084 205,806
PharmaResearch Co., Ltd.,
Class H 4,435 1,684,039
Pharmicell Co., Ltd. 8,215 97,848
Philenergy Co., Ltd. 1,768 17,745
#*Philoptics Co., Ltd. 8,214 243,292
PI Advanced Materials Co.,
Ltd. 7,312 93,097
PKC Co., Ltd. 13,521 59,503
POND GROUP Co., Ltd. 5,812 33,165
Poongsan Corp. 16,363 1,263,330
Posco DX Co., Ltd. 19,518 360,290
#*POSCO Future M Co., Ltd. 1,282 194,808
#POSCO Holdings, Inc. 14,454 3,150,003
Shares Value †
KOREA, REPUBLIC OF — (Continued)
POSCO Holdings, Inc.,
Sponsored ADR 22,372 $ 1,221,959
Posco International Corp. 22,451 866,682
Posco M-Tech Co., Ltd. 975 10,477
POSCO Steeleon Co., Ltd. 1,962 53,155
*Power Logics Co., Ltd. 18,163 52,523
*Prestige Biologics Co., Ltd. 9,277 19,632
Protec Co., Ltd. 1,581 34,733
#PSK Holdings, Inc. 3,502 120,687
PSK, Inc. 14,086 373,221
Pulmuone Co., Ltd. 7,311 68,299
Pumtech Korea Co., Ltd. 2,076 77,372
*Rainbow Robotics 189 57,904
*Ray Co., Ltd. 3,074 11,327
Reyon Pharmaceutical Co.,
Ltd. 5,277 39,964
*RFTech Co., Ltd. 20,260 31,355
*Robostar Co., Ltd., Class A 1,023 62,396
Rorze Systems Corp. 3,246 25,380
#S&D Co., Ltd. 910 47,073
S&S Tech Corp. 7,400 291,377
#S-1 Corp. 9,354 492,402
Sajo Industries Co., Ltd. 2,002 67,869
Sajodaerim Corp. 2,470 65,271
Sajodongaone Co., Ltd. 57,013 44,858
*Saltlux, Inc. 1,064 23,786
#Sam Chun Dang Pharm Co.,
Ltd. 1,403 230,428
Sam-A Aluminum Co., Ltd. 1,952 32,950
Samchully Co., Ltd. 556 48,078
SAMHWA Paints Industrial
Co., Ltd. 9,403 38,345
<Samick THK Co., Ltd. 4,660 24,433
*Samil Pharmaceutical Co.,
Ltd. 9,367 62,458
Samji Electronics Co., Ltd. 4,101 35,836
Samjin Pharmaceutical Co.,
Ltd. 2,960 40,990
Sammok S-Form Co., Ltd. 2,795 39,039
Ω*Samsung Biologics Co., Ltd. 1,442 1,235,783
Samsung E&A Co., Ltd. 117,571 2,141,406
Samsung Electro-Mechanics
Co., Ltd. 16,560 2,847,657
Samsung Electronics Co., Ltd. 1,128,997 85,184,894
Samsung Electronics Co., Ltd.,
GDR 9,088 16,949,120
#Samsung Fire & Marine
Insurance Co., Ltd. 19,411 6,015,060
*Samsung Heavy Industries
Co., Ltd. 123,751 2,566,655
Samsung Life Insurance Co.,
Ltd. 14,658 1,587,457
*Samsung Pharmaceutical
Co., Ltd. 27,504 29,594
Samsung SDI Co., Ltd. 14,261 3,223,051
Samsung SDS Co., Ltd. 9,779 1,256,050
Samsung Securities Co., Ltd. 43,013 2,333,676
SAMT Co., Ltd. 39,423 102,103
Samwha Capacitor Co., Ltd. 4,207 99,805

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Samwha Electric Co., Ltd. 1,636 $ 40,304
Samyang Foods Co., Ltd. 2,688 2,543,200
Samyang Packaging Corp. 1,701 16,929
Samyoung Co., Ltd. 15,121 52,323
Sang-A Frontec Co., Ltd. 2,508 32,654
Sangsin Energy Display
Precision Co., Ltd. 6,768 60,566
Saramin Co., Ltd. 3,951 37,021
Satrec Initiative Co., Ltd. 1,011 42,789
#SD Biosensor, Inc. 33,684 225,781
*SDN Co., Ltd. 20,383 16,066
SeAH Besteel Holdings Corp. 11,568 223,281
SeAH Holdings Corp. 341 28,721
SeAH Steel Corp. 1,064 94,619
SeAH Steel Holdings Corp. 1,360 136,883
Seegene, Inc. 12,766 226,692
Segyung Hitech Co., Ltd. 9,912 39,794
#Sejin Heavy Industries Co.,
Ltd. 29,075 449,976
Sekonix Co., Ltd. 7,263 28,191
*Selvas AI, Inc. 2,702 26,171
*SEMCNS Co., Ltd. 3,199 17,401
#Seobu T&D 38,387 245,720
Seohan Co., Ltd. 72,096 44,581
#*Seojin System Co., Ltd. 21,294 405,778
Seoul Auction Co., Ltd. 1,930 9,293
Seoul Semiconductor Co., Ltd. 23,437 103,141
Seoyon Co., Ltd. 11,281 74,903
Seoyon E-Hwa Co., Ltd. 12,288 112,379
*Sewon E&C Co., Ltd., Class A 14,157 1,202
#SFA Engineering Corp. 9,727 168,972
#*SFA Semicon Co., Ltd.,
Class A 33,314 99,960
*SG Co., Ltd., Class A 14,639 22,964
SGC Energy Co., Ltd. 4,830 76,616
Shin Heung Energy &
Electronics Co., Ltd. 13,221 50,666
Shinhan Financial Group Co.,
Ltd. 80,248 4,128,569
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 18,632 963,088
Shinil Electronics Co., Ltd. 17,933 16,199
Shinsegae International, Inc. 9,106 65,703
Shinsegae, Inc. 5,587 681,145
#Shinsung Delta Tech Co.,
Ltd. 8,576 329,858
*Shinsung E&G Co., Ltd.,
Class A 31,167 40,426
Shinwon Corp. 46,074 47,182
SHOWBOX Corp. 14,094 25,077
#*Silicon2 Co., Ltd. 13,732 433,718
SIMMTECH Co., Ltd. 12,206 540,585
SJG Sejong 13,696 79,210
#*SK Biopharmaceuticals Co.,
Ltd. 11,501 932,350
*SK Bioscience Co., Ltd. 3,825 136,113
SK Discovery Co., Ltd. 5,490 228,501
*SK Eternix Co., Ltd. 11,370 165,991
SK Gas, Ltd. 2,357 430,952
Shares Value †
KOREA, REPUBLIC OF — (Continued)
SK hynix, Inc. 76,534 $ 30,028,079
Ω#*SK IE Technology Co., Ltd. 18,683 402,575
#SK Innovation Co., Ltd. 13,717 1,241,004
SK Networks Co., Ltd. 75,571 240,809
#*SK oceanplant Co., Ltd. 7,154 106,450
SK Securities Co., Ltd. 333,545 163,875
SK Telecom Co., Ltd. 12,183 447,216
#SK Telecom Co., Ltd., ADR 1,138 22,999
SK, Inc. 12,378 2,158,928
SKC Co., Ltd. 2,606 233,575
SL Corp. 15,028 383,413
SM Entertainment Co., Ltd. 6,096 511,298
*SMCore, Inc. 2,686 7,918
*SMEC Co., Ltd. 49,365 142,231
*SOCAR, Inc. 2,329 19,109
*S-Oil Corp. 23,254 1,171,881
Solid, Inc. 33,850 191,494
*SOLUM Co., Ltd. 27,422 344,519
#Solus Advanced Materials
Co., Ltd. 14,588 93,994
Songwon Industrial Co., Ltd. 13,072 88,079
SOOP Co., Ltd. 5,602 285,850
Soulbrain Co., Ltd. 2,836 563,319
Soulbrain Holdings Co., Ltd. 2,289 68,923
SPC Samlip Co., Ltd. 1,287 46,972
SPG Co., Ltd. 3,308 78,477
ST Pharm Co., Ltd. 1,712 121,724
Straffic Co., Ltd. 15,265 39,214
*Studio Dragon Corp. 8,164 261,007
Suheung Co., Ltd. 384 7,210
*Sukgyung AT Co., Ltd., Class
A 880 27,053
Sun Kwang Co., Ltd. 1,656 21,108
Sung Kwang Bend Co., Ltd. 14,287 315,873
*Sungchang Enterprise
Holdings, Ltd., Class A 29,049 31,317
*Sungeel Hitech Co., Ltd.,
Class A 917 27,644
Sungshin Cement Co., Ltd. 15,087 99,327
Sungwoo Hitech Co., Ltd. 45,507 216,556
Sunjin Co., Ltd. 12,902 90,194
*Suresoft Technologies, Inc. 6,113 22,354
#SY Co., Ltd. 20,472 43,753
SY Steel Tech, Inc. 5,916 13,806
*Synergy Innovation Co., Ltd. 6,164 10,535
*Synopex, Inc. 52,831 242,880
Systems Technology, Inc. 4,489 72,309
T&L Co., Ltd. 3,931 126,918
Tae Kyung Industrial Co., Ltd. 12,164 43,200
*Taewoong Co., Ltd. 5,770 124,532
Taeyang Metal Industrial Co.,
Ltd. 6,248 8,990
*Taihan Cable & Solution Co.,
Ltd. 12,052 204,709
*Taihan Fiberoptics Co., Ltd. 5,198 7,899
TCC Steel 5,965 76,826
#TechWing, Inc. 21,300 998,659
*Tego Science, Inc. 713 8,883
Telechips, Inc. 5,922 58,067

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
TES Co., Ltd. 4,180 $ 129,969
*Theragen Etex Co., Ltd. 10,403 18,619
TK Corp. 13,643 270,514
TKG Huchems Co., Ltd. 12,151 152,490
TLB Co., Ltd. 2,228 107,276
Tokai Carbon Korea Co., Ltd. 3,511 409,072
Tongyang Life Insurance Co.,
Ltd. 36,476 173,323
#Toptec Co., Ltd. 19,373 63,364
Tovis Co., Ltd. 9,371 98,659
TS Corp. 44,061 86,591
TSE Co., Ltd. 1,004 36,573
*Tuksu Construction Co., Ltd. 6,652 26,519
TYM Corp. 20,879 87,194
UBCare Co., Ltd. 5,498 13,796
*Ubivelox, Inc. 4,780 19,660
Uni-Chem Co., Ltd. 27,161 24,954
Unid Co., Ltd. 3,466 163,478
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 16,903 118,757
*Unison Co., Ltd., Class A 34,954 29,931
*UniTest, Inc. 2,869 40,878
Unitrontech Co., Ltd. 12,714 53,810
#Value Added Technology
Co., Ltd. 6,433 99,108
VICTEK Co., Ltd. 5,240 13,737
*<Vidente Co., Ltd. 22,704 9,928
Vieworks Co., Ltd. 3,036 40,338
*Vina Tech Co., Ltd. 1,056 40,839
Vitzro Tech Co., Ltd. 7,851 48,657
Vitzrocell Co., Ltd. 8,419 161,910
*VM, Inc. 2,522 42,660
#*VT Co., Ltd. 18,476 324,197
Webcash Corp. 3,918 30,662
Wemade Co., Ltd. 4,158 78,359
Whanin Pharmaceutical Co.,
Ltd. 4,655 37,247
WiSoL Co., Ltd. 2,869 11,377
*Won Ik Corp. 4,058 23,156
Won Tech Co., Ltd. 26,106 155,747
WONIK IPS Co., Ltd. 5,283 238,055
Wonik Materials Co., Ltd. 6,108 139,115
Wonik QnC Corp. 10,990 180,885
#Woojin, Inc. 9,310 99,455
Woongjin Thinkbig Co., Ltd. 38,641 39,489
*Wooree Bio Co., Ltd. 43,227 64,169
Woori Financial Group, Inc. 375,347 6,691,570
Woori Financial Group, Inc.,
ADR 2,894 155,176
#*Woori Technology, Inc. 36,036 121,912
Woory Industrial Co., Ltd. 972 5,888
*Woosu AMS Co., Ltd., Class
A 12,546 25,581
Worldex Industry & Trading
Co., Ltd. 8,118 143,586
Xexymix Corp. 8,787 28,216
Y G-1 Co., Ltd. 11,983 42,642
*YC Corp. 15,317 156,745
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Y-entec Co., Ltd. 9,037 $ 38,057
#YG Entertainment, Inc. 3,627 232,932
*YMT Co., Ltd., Class A 3,798 34,468
Youlchon Chemical Co., Ltd. 1,635 36,321
Youngone Holdings Co., Ltd. 593 59,144
Yuanta Securities Korea Co.,
Ltd. 54,941 149,042
Yuhan Corp. 4,983 412,700
*Yungjin Pharmaceutical Co.,
Ltd. 10,307 14,903
Zeus Co., Ltd. 7,497 81,455
Zinus, Inc. 11,590 112,341
TOTAL KOREA, REPUBLIC
OF 431,738,951
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 650,257 449,111
A'ayan Real Estate Co SAK 52,167 25,153
*Acico Industries Co. KSC 183,898 213,884
Al Ahli Bank of Kuwait KSCP 532,802 498,173
Al-Eid Food KSC 131,551 92,572
Ali Alghanim Sons Automotive
Co. KSCC 103,682 362,440
*<Arabi Group Holding KSC 44,123 41,543
Boubyan Bank KSCP 50,353 117,455
Boursa Kuwait Securities Co.
KPSC 58,711 769,105
Burgan Bank SAK 450,523 346,387
Combined Group Contracting
Co. SAK 83,944 288,519
Commercial Real Estate Co.
KSC 680,882 472,480
Gulf Bank KSCP 1,016,524 1,162,404
Gulf Cables & Electrical
Industries Group Co. KSCP 105,583 773,943
Heavy Engineering & Ship
Building Co. KSCP 83,719 258,562
Humansoft Holding Co. KSC 81,166 654,193
*IFA Hotels & Resorts-KPSC 23,591 100,374
Integrated Holding Co. KCSC 198,702 349,565
Jazeera Airways Co. KSCP 49,181 236,011
Kuwait Cement Co. KSC 80,335 92,649
Kuwait Finance House KSCP 1,286,990 3,366,845
Kuwait Insurance Co. SAK 3,082 5,783
Kuwait International Bank
KSCP 1,269,558 1,104,323
*Kuwait Real Estate Co. KSC 409,718 567,292
Kuwait Telecommunications
Co. 239,799 464,052
Mabanee Co. KPSC 201,861 662,238
Mezzan Holding Co. KSCC 100,727 388,863
Mobile Telecommunications
Co. KSCP 1,688,476 2,920,934
*Munshaat Real Estate
Projects Co. KSCP 77,888 57,601
National Bank of Kuwait SAKP 606,220 2,073,729
*Rasiyat Holding Co., Class A 20,519 25,803
Salhia Real Estate Co. KSCP 200,448 273,620

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KUWAIT — (Continued)
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 299,104 $ 164,680
*United Real Estate Co. SAKP 193,643 149,514
*Warba Bank KSCP 1,897,312 1,786,360
TOTAL KUWAIT 21,316,160
MALAYSIA — (0.4%)
7-Eleven Malaysia Holdings
BHD 145,056 69,272
Able Global BHD 109,200 43,544
#Aeon Co. M BHD 341,300 102,683
#*AFFIN Bank BHD 595,432 325,583
Ajinomoto Malaysia BHD 11,500 36,851
#Alliance Bank Malaysia BHD 555,805 583,940
Allianz Malaysia BHD 30,700 131,655
#AME Elite Consortium BHD 125,300 46,374
AMMB Holdings BHD 856,400 1,165,587
#Ancom Nylex BHD 308,722 68,556
Aurelius Technologies BHD 55,800 13,324
#Axiata Group BHD 1,376,210 824,806
Bank Islam Malaysia BHD 436,200 229,140
Batu Kawan BHD 37,300 171,003
#*Berjaya Assets BHD 277,000 19,842
*Berjaya Corp. BHD 1,263,153 87,468
*Berjaya Land BHD, Class F 772,500 49,803
#Bermaz Auto BHD 497,600 79,607
#British American Tobacco
Malaysia BHD 68,000 74,690
#Bursa Malaysia BHD 368,000 719,656
#CAB Cakaran Corp. BHD 63,400 13,019
#*Cape Ems BHD 342,200 23,287
Carlsberg Brewery Malaysia
BHD 87,400 344,758
CB Industrial Product Holding
BHD 102,800 31,174
CCK Consolidated Holdings
BHD 95,600 26,708
CELCOMDIGI BHD 374,000 321,490
CIMB Group Holdings BHD 1,557,906 2,715,548
#Crescendo Corp. BHD 140,800 41,689
#CTOS Digital BHD 193,400 43,178
#D&O Green Technologies
BHD 302,200 90,198
#Dayang Enterprise Holdings
BHD 496,572 176,670
#Dialog Group BHD 642,558 300,719
#DRB-Hicom BHD 597,600 179,794
#Duopharma Biotech BHD 138,184 41,244
Dutch Lady Milk Industries
BHD 5,800 36,285
DXN Holdings BHD 500,700 62,169
#Eastern & Oriental BHD,
Class A 755,200 144,260
Eco World Development
Group BHD 627,100 308,459
*Ecofirst Consolidated BHD 230,600 18,446
*Econpile Holdings BHD 251,400 18,609
#EG Industries BHD 282,700 92,478
*Ekovest BHD 1,393,300 111,451
Shares Value †
MALAYSIA — (Continued)
Ewi Capital BHD 127,300 $ 7,903
#Farm Fresh BHD 483,600 280,599
#Formosa Prosonic Industries
BHD 113,400 38,991
#Fraser & Neave Holdings
BHD 38,900 261,563
#Frontken Corp. BHD 721,450 778,642
Gamuda BHD 2,140,183 2,575,578
#Gas Malaysia BHD 153,300 166,185
*Genetec Technology BHD 278,900 34,629
#Genting BHD 779,800 629,351
#Genting Malaysia BHD 1,724,100 959,206
#Genting Plantations BHD 131,300 159,265
#*Greatech Technology BHD 242,800 120,009
#Guan Chong BHD 567,166 121,884
HAP Seng Consolidated BHD 226,780 160,825
Hap Seng Plantations Holdings
BHD 139,700 75,387
#Hartalega Holdings BHD 864,800 249,859
#Heineken Malaysia BHD 50,400 256,332
*Hengyuan Refining Co. BHD 165,200 32,346
#Hextar Global BHD 387,600 83,758
*Hiap Teck Venture BHD 985,400 67,058
#Hibiscus Petroleum BHD 471,720 161,070
#Hong Leong Bank BHD 29,432 144,490
Hong Leong Financial Group
BHD 43,353 174,944
Hup Seng Industries BHD 112,200 27,595
IGB BHD 11,517 9,213
IHH Healthcare BHD 210,300 414,273
#IJM Corp. BHD 902,920 534,680
#Inari Amertron BHD 649,988 406,631
#IOI Corp. BHD 128,126 122,986
#IOI Properties Group BHD 505,524 253,486
#JAKS Resources BHD 793,719 19,900
#Jaya Tiasa Holdings BHD 382,300 104,977
*JCY International BHD 267,500 27,146
Kelington Group BHD 248,200 325,362
#Kenanga Investment Bank
BHD 405,700 82,341
Kerjaya Prospek Group BHD 151,176 100,712
#Kim Loong Resources BHD 151,600 83,981
*KNM Group BHD 252,300 301
Kossan Rubber Industries
BHD 646,400 183,671
#KPJ Healthcare BHD 694,200 470,757
Kretam Holdings BHD 231,300 38,108
KSL Holdings BHD 104,646 74,961
#Kuala Lumpur Kepong BHD 92,754 454,025
Lagenda Properties BHD 306,700 92,274
LBS Bina Group BHD 566,300 57,468
#Leong Hup International BHD 556,600 87,052
Ω#*Lotte Chemical Titan
Holding BHD 269,400 35,380
LPI Capital BHD 77,184 265,021
#Magnum BHD 368,419 122,279
Mah Sing Group BHD 852,300 211,650
#Malakoff Corp. BHD 784,200 202,229
Malayan Banking BHD 378,250 891,435

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
Malayan Flour Mills BHD 485,500 $ 68,397
Malaysia Smelting Corp. BHD 273,000 89,957
Malaysian Pacific Industries
BHD 48,375 346,526
Malaysian Resources Corp.
BHD 1,093,597 117,507
Matrix Concepts Holdings BHD 887,343 290,272
#Maxis BHD 380,700 345,430
#MBSB BHD 1,469,994 254,476
Mega First Corp. BHD 331,500 293,664
Mi Technovation BHD 133,900 101,033
MISC BHD 168,880 314,130
#MKH BHD 342,824 87,589
MKH Oil Palm East Kalimantan
BHD 48,974 7,426
#MNRB Holdings BHD 204,700 92,379
ΩMR DIY Group M BHD 825,900 315,530
#*MSM Malaysia Holdings
BHD 30,300 7,814
Muhibbah Engineering M BHD 390,300 50,325
Nestle Malaysia BHD 12,300 331,877
#NEXG BHD 759,300 68,895
*Nextgreen Global BHD 117,200 22,108
*<Nylex Malaysia BHD 1,485 16
#OCK Group BHD 346,000 35,938
#PA Resources BHD 589,800 23,237
Padini Holdings BHD 404,100 182,366
Panasonic Manufacturing
Malaysia BHD, Class A 9,800 19,492
Pantech Group Holdings BHD 393,529 62,957
#Paramount Corp. BHD 107,400 27,183
Pecca Group BHD 81,600 26,304
#Perak Transit BHD 367,950 29,872
Petron Malaysia Refining &
Marketing BHD 57,800 52,031
#Petronas Chemicals Group
BHD 430,400 400,802
#Petronas Dagangan BHD 56,900 308,140
#Petronas Gas BHD 48,500 214,243
Power Root BHD 76,200 23,289
#PPB Group BHD 246,000 654,355
Press Metal Aluminium
Holdings BHD 521,978 788,950
Public Bank BHD 2,678,800 2,699,268
QES Group BHD 59,900 7,080
#QL Resources BHD 489,085 484,647
*Ranhill Utilities BHD 223,412 98,156
RGB International BHD 376,900 21,599
RHB Bank BHD 504,460 815,471
Sam Engineering & Equipment
M BHD 47,625 55,380
Sarawak Oil Palms BHD 197,336 175,755
Scientex BHD 386,100 312,531
SD Guthrie BHD 559,219 705,033
Sime Darby BHD 1,715,522 839,737
#Sime Darby Property BHD 1,491,022 480,630
SKP Resources BHD 393,849 73,823
#*Solarvest Holdings BHD 158,200 114,835
Southern Cable Group BHD 93,000 45,523
Shares Value †
MALAYSIA — (Continued)
SP Setia BHD Group 1,409,800 $ 291,184
#Sports Toto BHD 303,898 100,864
#Sunway BHD 494,489 638,774
#Sunway Construction Group
BHD 150,480 211,276
#Syarikat Takaful Malaysia
Keluarga BHD 216,285 160,096
Ta Ann Holdings BHD 200,956 201,532
Taliworks Corp. BHD 277,500 35,450
#TASCO BHD 85,700 10,539
#Telekom Malaysia BHD 216,083 376,649
Tenaga Nasional BHD 174,650 553,809
Teo Seng Capital BHD 78,400 21,341
Thong Guan Industries BHD 105,000 28,832
#TIME dotCom BHD 212,600 242,145
#*Top Glove Corp. BHD 1,906,100 286,734
#*Tropicana Corp. BHD, Class
A 408,988 114,259
TSH Resources BHD 689,500 223,906
#Uchi Technologies BHD 149,200 110,439
#UEM Sunrise BHD 873,558 133,495
Unisem M BHD 71,500 60,266
United Plantations BHD 74,250 439,685
#UOA Development BHD 362,640 160,192
#Velesto Energy BHD 2,569,683 153,395
ViTrox Corp. BHD 116,600 125,565
#VS Industry BHD 1,621,576 191,662
Wasco BHD 178,500 36,868
#*WCT Holdings BHD 676,492 121,148
#Wellcall Holdings BHD 203,500 61,225
#Westports Holdings BHD 174,692 214,819
Yinson Holdings BHD 857,018 484,989
#YTL Corp. BHD 1,776,888 1,103,130
#YTL Power International BHD 478,744 456,110
Zetrix Ai BHD 3,296,595 665,144
TOTAL MALAYSIA 44,224,285
MEXICO — (0.6%)
Alfa SAB de CV, Class A 1,989,899 1,502,762
#*Alpek SAB de CV 212,748 107,799
Alsea SAB de CV 212,993 589,099
America Movil SAB de CV,
ADR 50,876 1,158,447
America Movil SAB de CV,
Class B 1,592,104 1,818,542
Arca Continental SAB de CV 63,719 618,041
*Axtel SAB de CV 997,113 154,258
ΩBanco del Bajio SA 516,163 1,323,552
#Becle SAB de CV 134,662 165,283
Bolsa Mexicana de Valores
SAB de CV 217,909 416,519
Cemex SAB de CV 3,147,084 3,202,811
Cemex SAB de CV,
Sponsored ADR 306,917 3,115,208
*Cia Minera Autlan SAB de
CV, Class B 8,213 3,409
Coca-Cola Femsa SAB de CV 83,408 718,645
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,179 273,235

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
MEXICO — (Continued)
Consorcio ARA SAB de CV 305,857 $ 58,199
*Controladora Alpek SAB de
CV 1,989,899 308,919
*Controladora AXTEL SAB
DE CV 1,725,090 84,620
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 84,015 55,975
Corp Inmobiliaria Vesta SAB
de CV 262,351 797,596
Corp. Moctezuma SAB de CV 61,273 277,440
Corporativo Fragua SAB de
CV, Class H 452 13,071
El Puerto de Liverpool SAB
de CV 56,683 276,731
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 51,310 484,737
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,843 173,905
GCC SAB de CV 117,291 1,127,926
Genomma Lab Internacional
SAB de CV, Class B 392,228 384,374
Gentera SAB de CV 839,188 1,999,413
Gruma SAB de CV, Class B 109,127 1,854,656
Grupo Aeroportuario del
Centro Norte SAB de CV 143,349 1,769,039
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 19,506 407,195
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 10,646 2,217,775
Grupo Aeroportuario del
Sureste SAB de CV, Class B 625 18,933
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 3,861 1,167,335
#Grupo Bimbo SAB de CV,
Class A 406,672 1,407,344
Grupo Carso SAB de CV 86,516 619,227
Grupo Comercial Chedraui SA
de CV 204,267 1,483,266
Grupo Financiero Banorte SAB
de CV, Class O 533,177 5,025,254
Grupo Financiero Inbursa SAB
de CV, Class O 488,883 1,189,036
Grupo Herdez SAB de CV 82,896 318,420
*Grupo Industrial Saltillo SAB
de CV 21,722 16,229
#Grupo Lamosa SAB de CV 35,276 197,739
Grupo Mexico SAB de CV,
Class B 615,224 5,326,646
*Grupo Nutrisa SAB de CV 82,896 23,012
#Grupo Rotoplas SAB de CV 73,608 53,168
*Grupo Simec SAB de CV,
ADR 1,049 29,792
*Grupo Simec SAB de CV,
Class B 35,729 326,494
Grupo Televisa SAB 261,875 136,644
Ω#*Grupo Traxion SAB de CV 72,234 53,305
Shares Value †
MEXICO — (Continued)
*Industrias CH SAB de CV,
Class B 83,707 $ 767,064
*Industrias Penoles SAB de
CV 115,872 4,803,708
Kimberly-Clark de Mexico SAB
de CV, Class A 526,071 1,019,730
La Comer SAB de CV 270,393 586,363
Megacable Holdings SAB de
CV 569,245 1,631,192
*Minera Frisco SAB de CV 251,068 119,501
Ω*Nemak SAB de CV 729,465 154,532
#Operadora De Sites
Mexicanos SAB de CV, Class
A 66,467 59,798
Orbia Advance Corp. SAB de
CV 536,918 488,831
Organizacion Cultiba SAB de
CV 12,061 6,826
*Organizacion Soriana SAB de
CV, Class B 151,399 215,859
*Promotora de Hoteles Norte
19 SAB De CV, Class L 167,851 60,982
Promotora y Operadora de
Infraestructura SAB de CV 111,600 1,447,434
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 62,719
Qualitas Controladora SAB
de CV 97,775 887,915
Regional SAB de CV 171,259 1,276,815
*Vista Energy SAB de CV,
Sponsored ADR 29,434 1,426,077
*Vitro SAB de CV, Series A,
Class A 16,205 5,031
Wal-Mart de Mexico SAB de
CV 361,083 1,195,468
TOTAL MEXICO 61,066,870
NETHERLANDS — (2.2%)
Aalberts NV, Registered 78,595 2,501,905
ΩABN AMRO Bank NV, Class
CV 258,656 7,735,200
Acomo NV 15,056 408,375
Ω*Adyen NV 2,124 3,649,338
Aegon, Ltd. 404,497 3,084,150
Aegon, Ltd., Registered 412,761 3,124,601
*AFC Ajax NV 546 5,722
Akzo Nobel NV 80,143 5,313,266
Ω#*Alfen NV 5,405 60,002
Allfunds Group PLC 184,222 1,403,353
AMG Critical Materials NV 20,368 677,523
APERAM SA 32,019 1,118,300
Arcadis NV 37,663 1,800,556
ArcelorMittal SA 18,436 705,607
ArcelorMittal SA Sponsored 95,594 3,641,175
ASM International NV 10,096 6,548,883
ASML Holding NV, Class B 1,301 1,378,634
ASML Holding NV, Sponsored
NVDR 44,150 46,765,004
ASR Nederland NV, Class B 123,948 8,283,228

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
NETHERLANDS — (Continued)
ΩB&S Group Sarl 19,980 $ 136,982
Ω#*Basic-Fit NV 35,972 1,069,527
BE Semiconductor Industries
NV 18,464 3,145,529
#Brunel International NV 8,274 73,820
#Coca-Cola Europacific
Partners PLC 39,613 3,534,262
Corbion NV 34,672 706,726
ΩCTP NV 49,954 1,042,438
*Flow Traders, Ltd. 30,461 838,873
ForFarmers NV 23,980 116,108
#Fugro NV 90,707 927,590
HAL Trust 4,220 663,393
Havas NV 268,963 470,778
Heineken NV 34,960 2,705,123
IMCD NV 31,449 3,266,137
ING Groep NV 267,724 6,711,640
#ING Groep NV, Sponsored
ADR 92,618 2,308,967
*InPost SA 162,658 2,050,122
JDE Peet's NV 69,657 2,538,975
Kendrion NV 9,425 154,908
Koninklijke Ahold Delhaize NV 355,472 14,569,264
Koninklijke BAM Groep NV 121,910 1,133,408
Koninklijke Heijmans NV 18,309 1,299,635
Koninklijke KPN NV 2,728,593 12,654,071
Koninklijke Philips NV 7,680 210,438
#Koninklijke Philips NV
Sponsored 163,495 4,466,683
Koninklijke Vopak NV 51,605 2,339,617
Nedap NV 2,723 328,118
NN Group NV 146,673 10,052,450
OCI NV 60,223 236,610
*Pharming Group NV 299,487 392,334
#PostNL NV 39,014 43,251
*Prosus NV 108,689 7,518,158
#Randstad NV 73,113 2,868,318
SBM Offshore NV 114,233 2,953,393
#*SIF Holding NV 1,132 9,120
ΩSignify NV 91,785 2,201,399
#Sligro Food Group NV 11,840 127,365
Stellantis NV 394,373 3,995,166
TKH Group NV 24,165 1,070,467
*TomTom NV 28,699 173,075
#Universal Music Group NV 162,961 4,376,850
Van Lanschot Kempen NV 20,288 1,187,213
Wolters Kluwer NV 72,196 8,853,676
TOTAL NETHERLANDS 213,726,799
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 122,520 757,738
Air New Zealand, Ltd. 1,223,526 416,888
Auckland International Airport,
Ltd. 128,535 597,676
Briscoe Group, Ltd. 12,323 38,106
#Channel Infrastructure NZ,
Ltd. 265,469 407,415
#Chorus, Ltd. 271,773 1,456,702
Chorus, Ltd., ADR 2,087 55,180
Shares Value †
NEW ZEALAND — (Continued)
Contact Energy, Ltd. 242,755 $ 1,295,605
EBOS Group, Ltd. 43,376 717,854
Fisher & Paykel Healthcare
Corp., Ltd. 50,547 1,073,885
#Fletcher Building, Ltd. 16,884 31,612
*Fletcher Building, Ltd. 464,035 866,277
Freightways Group, Ltd. 122,925 1,036,184
Genesis Energy, Ltd. 381,450 548,277
*Gentrack Group, Ltd. 18,152 95,112
Hallenstein Glasson Holdings,
Ltd. 44,173 249,162
Heartland Group Holdings, Ltd. 541,548 336,477
#Infratil, Ltd. 113,058 800,218
*KMD Brands, Ltd. 305,223 49,814
Mainfreight, Ltd. 18,149 626,179
Mercury NZ, Ltd. 52,307 194,099
Meridian Energy, Ltd. 72,005 244,103
NZME, Ltd. 83,243 55,858
NZX, Ltd. 227,566 200,686
#*Oceania Healthcare, Ltd. 458,872 207,591
PGG Wrightson, Ltd. 18,227 23,798
Port of Tauranga, Ltd. 63,796 287,147
*Rakon, Ltd. 14,706 6,737
Restaurant Brands New
Zealand, Ltd. 11,620 33,537
*Ryman Healthcare, Ltd. 393,656 646,975
Sanford, Ltd. 22,200 78,184
Scales Corp., Ltd. 94,781 331,085
*Serko, Ltd. 14,412 22,448
Skellerup Holdings, Ltd. 134,599 423,158
SKY Network Television, Ltd. 147,094 302,397
#*SKYCITY Entertainment
Group, Ltd. 595,399 248,897
Spark New Zealand, Ltd. 394,083 552,895
Steel & Tube Holdings, Ltd. 99,869 40,605
Summerset Group Holdings,
Ltd. 183,317 1,217,725
Tourism Holdings, Ltd. 81,874 118,619
TOWER, Ltd. 251,880 266,842
Vector, Ltd. 49,847 143,010
#*Vista Group International,
Ltd. 45,328 68,786
#Warehouse Group, Ltd.
(The), Registered 89,554 41,283
TOTAL NEW ZEALAND 17,212,826
NORWAY — (0.5%)
2020 Bulkers, Ltd. 15,769 215,097
ABG Sundal Collier Holding
ASA 138,189 96,024
AF Gruppen ASA 12,850 216,433
#*Agilyx ASA 13,931 30,019
Akastor ASA 83,872 92,188
Aker ASA, Class A 1,933 150,369
*Aker BioMarine ASA 13,597 115,582
Aker BP ASA 97,254 2,527,252
Aker Solutions ASA 198,157 546,467
Archer, Ltd. 18,133 42,389
Atea ASA, Class A 38,083 581,204

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
NORWAY — (Continued)
Austevoll Seafood ASA 48,552 $ 457,352
Ω#*AutoStore Holdings, Ltd. 15,120 14,691
Bakkafrost P/F 7,044 323,481
#*BEWi ASA 4,363 7,530
BLUENORD ASA 14,570 666,793
Bonheur ASA 13,376 291,531
Borregaard ASA 37,869 718,680
Bouvet ASA 38,869 247,423
*BW Energy, Ltd. 15,777 60,429
ΩBW LPG, Ltd. 89,244 1,185,574
BW Offshore, Ltd. 58,585 214,259
*Cadeler A/S 89,767 417,028
*Cloudberry Clean Energy
ASA 129,034 167,591
DNB Bank ASA 100,707 2,571,192
DNO ASA 298,105 409,281
DOF Group ASA 59,437 534,037
ΩElkem ASA 165,866 437,415
*Elliptic Laboratories ASA 8,717 8,702
ΩElmera Group ASA 59,883 192,962
Elopak ASA 62,624 295,263
*Ensurge Micropower ASA 190,757 21,872
Ω#Entra ASA, Class B 14,628 162,807
Equinor ASA 221,715 5,303,479
Equinor ASA, Sponsored ADR 21,493 514,972
ΩEuropris ASA 94,785 817,908
#FLEX LNG, Ltd. 963 25,009
#FLEX LNG, Ltd. 12,239 317,847
#Frontline PLC 50,587 1,244,055
#Gjensidige Forsikring ASA 8,182 220,463
#Golar LNG, Ltd. 3,007 123,437
*Grieg Seafood ASA 44,496 298,635
Hafnia, Ltd. 140,451 879,055
#*Hexagon Composites ASA 81,383 73,444
*Hexagon Purus ASA 10,561 2,124
#Hoegh Autoliners ASA 101,831 914,440
ΩKid ASA 20,079 272,299
Kitron ASA 79,740 595,078
ΩKlaveness Combination
Carriers ASA 15,312 116,388
*Kongsberg Automotive ASA 734,781 125,793
Kongsberg Gruppen ASA 27,374 700,926
#Leroy Seafood Group ASA 58,685 276,459
*LINK Mobility Group Holding
ASA 250,478 742,748
Magnora ASA 27,305 55,328
Medistim ASA 5,113 137,971
MORROW BANK ASA 62,827 82,905
#Mowi ASA 25,139 553,125
MPC Container Ships ASA 315,841 552,732
ΩMulticonsult ASA 6,885 117,053
*Nekkar ASA 13,032 15,715
#*NEL ASA 159,809 35,004
NORBIT ASA 12,585 254,388
*Nordic Semiconductor ASA 9,591 139,358
Norsk Hydro ASA 203,537 1,378,916
Ω*Norske Skog ASA 12,793 19,828
#*Northern Ocean, Ltd. 47,904 28,505
Shares Value †
NORWAY — (Continued)
Norwegian Air Shuttle ASA 37,796 $ 58,785
*NRC Group ASA 23,222 17,766
Odfjell Drilling, Ltd. 104,732 843,699
Odfjell SE, Class A 14,146 170,307
Odfjell Technology, Ltd. 13,082 75,257
*OKEA ASA 30,589 55,210
Ω#Okeanis Eco Tankers Corp. 10,816 373,649
Olav Thon Eiendomsselskap
ASA 3,456 90,525
Orkla ASA 14,024 142,362
Panoro Energy ASA 61,679 132,296
Pareto Bank ASA 27,661 234,314
Petronor E&P ASA 15,320 15,688
Pexip Holding ASA 41,515 255,649
*PhotoCure ASA 4,482 25,784
Protector Forsikring ASA 36,099 1,628,870
Rana Gruber ASA 16,765 105,890
Rogaland Sparebank 2,665 36,273
#Salmar ASA 8,827 496,887
#*Salmon Evolution ASA 142,113 72,483
SATS ASA 73,782 264,732
Ω*Scatec ASA 94,663 999,314
Sea1 offshore, Inc. 28,313 56,111
Selvaag Bolig ASA 20,912 68,109
Ω#*Shelf Drilling, Ltd. 99,016 179,300
*SmartCraft ASA 5,706 14,438
#Solstad Maritime Holding AS 53,798 94,973
*Solstad Offshore ASA 38,875 167,151
SpareBank 1 Helgeland 1,326 22,150
Sparebank 1 Oestlandet 20,037 351,664
SpareBank 1 Sor-Norge ASA 58,122 1,000,781
Sparebanken More 12,474 123,298
Stolt-Nielsen, Ltd., Class R 17,276 580,594
Storebrand ASA 186,419 2,894,788
Subsea 7 SA 75,562 1,381,738
Telenor ASA 67,040 997,952
TGS ASA 98,565 853,448
#TOMRA Systems ASA 24,380 298,817
Var Energi ASA 105,191 354,347
Veidekke ASA 54,714 847,998
#Vend Marketplaces ASA,
Class B 20,433 704,868
Wallenius Wilhelmsen ASA 50,494 395,539
Wilh. Wilhelmsen Holding
ASA, Class A 7,938 400,158
*Wilh. Wilhelmsen Holding
ASA, Class B 2,798 132,751
Yara International ASA 20,813 759,533
TOTAL NORWAY 49,730,550
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 33,188
Credicorp, Ltd. 4,409 1,150,749
Intercorp Financial Services,
Inc. 2,601 111,921
TOTAL PERU 1,295,858
PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc. 343,780 166,486

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Aboitiz Power Corp. 229,600 $ 160,934
ACEN Corp. 5,051,762 199,152
Alliance Global Group, Inc. 1,363,100 169,085
Apex Mining Co., Inc. 1,790,000 282,872
Asia United Bank Corp. 20,460 12,898
*Atlas Consolidated Mining &
Development Corp. 277,700 24,160
Ayala Corp. 45,305 360,284
Ayala Land, Inc. 1,167,700 394,855
Bank of the Philippine Islands 330,097 591,202
BDO Unibank, Inc. 736,513 1,670,765
Bloomberry Resorts Corp. 2,217,200 120,561
Cebu Air, Inc. 59,627 33,436
*Cebu Air, Inc., Class A 99,820 49,698
Cebu Landmasters, Inc. 478,033 18,845
Century Pacific Food, Inc. 635,100 377,715
China Banking Corp. 403,247 350,143
Converge Information and
Communications Technology
Solutions, Inc. 1,586,200 343,924
D&L Industries, Inc. 739,200 56,649
DigiPlus Interactive Corp. 178,040 63,380
*DITO CME Holdings Corp. 3,038,000 42,331
DMCI Holdings, Inc. 1,830,450 350,849
DoubleDragon Corp. 168,260 28,305
East West Banking Corp. 261,350 51,071
Emperador, Inc. 444,500 120,699
Ginebra San Miguel, Inc.,
Class A 19,720 93,691
*Global Ferronickel Holdings,
Inc. 859,820 18,555
Globe Telecom, Inc. 12,407 311,387
GT Capital Holdings, Inc. 40,680 377,768
International Container
Terminal Services, Inc. 183,870 1,655,924
JG Summit Holdings, Inc. 1,550,950 631,185
Jollibee Foods Corp. 102,780 378,286
Keepers Holdings, Inc. (The),
Class A 1,270,000 50,282
LT Group, Inc. 704,800 175,092
Manila Electric Co. 24,640 244,935
Manila Water Co., Inc. 448,200 264,655
Megaworld Corp. 4,725,500 159,792
Metropolitan Bank & Trust Co. 624,501 732,210
ΩMonde Nissin Corp. 479,200 54,963
Nickel Asia Corp. 2,165,760 135,061
Petron Corp. 1,598,000 63,812
Philex Mining Corp. 680,300 93,288
Philippine National Bank 224,973 197,258
Philippine Seven Corp. 42,560 29,796
Philippine Stock Exchange,
Inc. (The) 312 1,076
*<Phoenix Petroleum
Philippines, Inc. 115,600 1,532
PLDT, Inc. 15,305 291,276
PLDT, Inc., Sponsored ADR 4,980 96,512
*<PNB Holdings Corp. 24,721 44,935
Puregold Price Club, Inc. 387,400 250,806
RFM Corp. 137,000 10,103
Shares Value †
PHILIPPINES — (Continued)
Rizal Commercial Banking
Corp. 104,967 $ 45,304
Robinsons Land Corp. 813,378 205,936
Robinsons Retail Holdings,
Inc. 233,330 137,976
San Miguel Corp. 215,200 237,689
Security Bank Corp. 203,594 240,784
Semirara Mining & Power
Corp. 503,940 283,011
SM Investments Corp. 5,105 63,238
SM Prime Holdings, Inc. 391,925 149,178
STI Education Systems
Holdings, Inc. 424,000 10,231
Synergy Grid & Development
Phils, Inc. 377,000 95,451
*Top Frontier Investment
Holdings, Inc. 3,465 3,533
Union Bank of the Philippines 298,528 146,347
Universal Robina Corp. 401,520 498,062
Vista Land & Lifescapes, Inc.,
Class A 1,668,000 27,210
Wilcon Depot, Inc. 755,700 98,235
TOTAL PHILIPPINES 14,646,664
POLAND — (0.4%)
*11 bit studios SA 385 18,457
AB SA 5,074 133,794
#*Action SA 12,086 100,717
Agora SA 29,781 74,089
Alior Bank SA 83,729 2,333,747
Ω*Allegro.eu SA 41,382 386,905
Amica SA 2,965 46,363
AmRest Holdings SE 42,019 168,532
Apator SA 5,895 37,543
#*Arctic Paper SA 20,408 46,900
ASBISc Enterprises PLC 25,058 202,501
Asseco Poland SA 44,802 2,607,986
Asseco South Eastern Europe
SA 1,704 30,524
Auto Partner SA 35,045 171,141
Bank Handlowy w Warszawie
SA 15,931 449,004
*Bank Millennium SA, Class A 412,692 1,726,820
*Bank Ochrony Srodowiska SA 31,286 102,082
Bank Polska Kasa Opieki SA 40,997 2,104,846
Benefit Systems SA 1,303 1,107,020
BNPP Bank Polska SA 1,639 50,191
Boryszew SA 44,717 72,711
#Budimex SA 5,036 800,574
#*Bumech SA 1,136 8,897
#*CCC SA, Class A 29,673 1,214,261
CD Projekt SA 4,753 326,914
Celon Pharma SA 9,568 55,878
*CI Games SA 46,405 36,156
#*Cognor Holding SA, Class A 127,553 228,144
Cyber Folks SA 4,529 227,064
#*Cyfrowy Polsat SA 135,942 488,507
*Datawalk SA 2,685 66,376
Develia SA 216,410 479,152

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
POLAND — (Continued)
Ω*Dino Polska SA 66,160 $ 790,155
Dom Development SA 3,897 259,800
*Echo Investment SA 1,495 2,228
Elektrotim SA 2,577 35,058
*Enea SA 204,414 1,147,821
#Eurocash SA 46,443 101,444
*Fabryki Mebli Forte SA 1,825 12,909
#Ferro SA, Class A 1,469 12,500
Globe Trade Centre SA 18,382 18,183
*Grupa Azoty SA 33,330 168,998
Grupa Kety SA 6,629 1,669,825
Grupa Pracuj SA 5,559 85,419
Ω*HUUUGE, Inc. 20,568 134,612
ING Bank Slaski SA 5,188 443,581
Inter Cars SA 3,370 504,130
KGHM Polska Miedz SA 33,388 1,754,001
LPP SA 231 1,122,447
Lubelski Wegiel Bogdanka SA 8,739 50,919
*mBank SA 3,821 1,016,034
Mirbud SA 41,307 152,243
#Mo-BRUK SA 1,986 157,965
*Mostostal Zabrze SA 21,012 38,152
Neuca SA 885 178,439
NEWAG SA 1,769 43,578
Orange Polska SA 174,529 425,586
ORLEN SA 125,797 3,411,178
PCC Rokita SA 999 18,491
Pepco Group NV 46,884 353,472
*PGE Polska Grupa
Energetyczna SA, Class A 478,291 1,451,723
*PKP Cargo SA 25,451 110,633
PlayWay SA 642 46,627
*Polimex-Mostostal SA 51,159 82,353
Powszechna Kasa
Oszczednosci Bank Polski SA 64,489 1,322,986
Powszechny Zaklad
Ubezpieczen SA 171,808 2,749,859
Santander Bank Polska SA 2,679 353,715
*Selvita SA 1,456 14,560
Synektik SA 3,792 270,270
*Tauron Polska Energia SA 811,420 2,198,970
TEN Square Games SA 1,034 25,359
#Text SA 5,147 67,790
Torpol SA 8,701 125,681
Unimot SA, Class F 2,357 83,421
Votum SA 6,155 77,897
Voxel SA 1,016 41,907
VRG SA 34,865 41,951
Warsaw Stock Exchange 6,757 111,884
Wawel SA 20 3,816
#Wirtualna Polska Holding SA 9,215 138,350
ΩXTB SA 36,207 683,910
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 55,945
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 10,461 63,503
TOTAL POLAND 40,136,074
Shares Value †
PORTUGAL — (0.3%)
#Altri SGPS SA 42,109 $ 239,123
Banco Comercial Portugues
SA, Class R 8,894,496 7,855,573
Corticeira Amorim SGPS SA 15,126 127,098
CTT-Correios de Portugal SA 65,090 567,208
EDP Renovaveis SA 104,888 1,535,065
EDP SA 794,860 3,954,117
Galp Energia SGPS SA 316,252 6,349,496
Ibersol SGPS SA 13,357 155,708
Jeronimo Martins SGPS SA 57,742 1,488,869
Mota-Engil SGPS SA 66,066 457,521
#Navigator Co. SA (The) 146,769 508,881
NOS SGPS SA 165,944 720,163
REN - Redes Energeticas
Nacionais SGPS SA 155,605 586,392
Semapa-Sociedade de
Investimento e Gestao 4,063 84,880
Sonae SGPS SA 526,703 859,601
TOTAL PORTUGAL 25,489,695
QATAR — (0.2%)
Aamal Co. 1,358,533 294,765
Al Khaleej Takaful Group QSC 175,840 114,941
Al Meera Consumer Goods
Co. QSC 40,833 163,736
Al Rayan Bank 1,505,107 966,890
*Baladna 631,201 264,719
Barwa Real Estate Co. 1,476,608 1,066,597
Commercial Bank PSQC (The) 490,052 557,214
Doha Bank QPSC 1,636,624 1,128,241
Doha Insurance Co. QSC 74,984 51,959
*Estithmar Holding QPSC,
Class A 210,331 236,904
Gulf International Services
QSC 952,216 808,377
Gulf Warehousing Co. 207,085 145,887
Industries Qatar QSC 67,567 235,677
Lesha Bank LLC 907,779 450,025
Mannai Corp. QSC 112,348 163,539
Mazaya Real Estate
Development QPSC 401,032 67,628
Medicare Group 97,384 173,826
Mesaieed Petrochemical
Holding Co. 414,598 142,337
Ooredoo QPSC 417,336 1,553,118
Qatar Aluminum Manufacturing
Co. 1,375,196 586,186
Qatar Electricity & Water Co.
QSC 75,913 320,248
Qatar Fuel QSC 138,772 571,705
Qatar Gas Transport Co., Ltd. 1,234,274 1,501,062
Qatar Industrial Manufacturing
Co. QSC 140,158 92,964
Qatar Insurance Co. SAQ 604,234 340,037
Qatar International Islamic
Bank QSC 201,443 615,781
Qatar Islamic Bank QPSC 111,085 746,872
Qatar Islamic Insurance Group 8,488 20,571
Qatar National Bank QPSC 751,920 3,818,457

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
QATAR — (Continued)
Qatar National Cement Co.
QSC 273,798 $ 228,980
Salam International
Investment, Ltd. QSC 813,430 168,673
United Development Co. QSC 1,500,102 388,518
Vodafone Qatar PQSC 1,318,249 870,747
*Widam Food Co. 17,241 9,414
TOTAL QATAR 18,866,595
RÉUNION — (0.0%)
CBo Territoria 13,570 57,012
TOTAL RÉUNION 57,012
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –
*<PhosAgro PJSC, GDR 132 –
*<Polyus PJSC, Class G, GDR 80 –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (0.8%)
Abdullah Al Othaim Markets
Co. 196,002 398,260
*ACWA Power Co. 6,225 401,206
*Advanced Petrochemical Co. 36,197 364,851
Al Babtain Power &
Telecommunication Co. 21,312 356,038
Al Hammadi Holding 20,838 194,036
Al Hassan Ghazi Ibrahim
Shaker Co. 12,844 89,665
Al Jouf Agricultural
Development Co. 3,960 48,574
*Al Jouf Cement Co. 25,643 47,865
*Al Khaleej Training and
Education Co. 11,856 92,441
Al Masane Al Kobra Mining
Co. 10,818 217,794
Al Rajhi Bank 264,043 7,442,194
*Al Rajhi Co. for Co-operative
Insurance 6,024 189,387
Al Yamamah Steel Industries
Co. 3,735 36,651
Alamar Foods 4,458 57,916
Alandalus Property Co. 10,725 57,169
Alaseel Co. 22,340 21,267
Aldrees Petroleum and
Transport Services Co. 29,946 1,224,143
Shares Value †
SAUDI ARABIA — (Continued)
Al-Etihad Cooperative
Insurance Co. 11,434 $ 32,990
Alinma Bank 236,470 1,633,154
AlJazira Takaful Ta'awuni Co. 9,166 30,210
Alkhorayef Water and Power
Technologies Co. 4,707 188,900
Almarai Co. JSC 113,282 1,497,679
Almunajem Foods Co. 7,107 109,538
*Alujain Corp. 14,029 119,709
Arab National Bank 307,712 1,988,971
Arabian Cement Co. 23,199 136,961
ΩArabian Centres Co. 34,789 202,881
*Arabian Contracting Services
Co. 1,865 58,981
Arabian Drilling Co. 12,665 299,051
Arabian Internet &
Communications Services Co. 6,845 459,600
Arabian Pipes Co. 70,581 107,279
*Arabian Shield Cooperative
Insurance Co. 25,704 89,446
Arriyadh Development Co. 31,889 250,340
*ARTEX Industrial Investment
Co. 10,003 37,370
Astra Industrial Group Co. 25,284 1,004,578
Ataa Educational Co. 2,761 49,733
*BAAN Holding Group Co. 20,078 11,511
Bank Albilad 192,251 1,520,516
*Bank Al-Jazira 440,926 1,484,979
Banque Saudi Fransi 228,052 1,084,268
Basic Chemical Industries, Ltd. 5,420 40,612
Bawan Co. 12,761 192,598
Bupa Arabia for Cooperative
Insurance Co. 14,603 638,612
Catrion Catering Holding Co. 24,241 625,070
City Cement Co. 29,635 115,216
Co. for Cooperative Insurance
(The) 31,065 1,128,236
Dallah Healthcare Co. 9,565 392,787
*Dar Al Arkan Real Estate
Development Co., Class A 567,714 2,605,325
Dr. Sulaiman Al Habib Medical
Services Group Co. 10,993 797,913
East Pipes Integrated Co. for
Industry 9,064 351,427
Eastern Province Cement Co. 18,400 126,685
Electrical Industries Co. 374,462 1,151,300
*Emaar Economic City 75,462 256,359
Etihad Etisalat Co. 294,902 5,327,683
Fitaihi Holding Group 35,281 30,576
Gulf Insurance Group 11,161 75,178
*Herfy Food Services Co. 5,065 28,228
Jarir Marketing Co. 137,415 520,324
*Jazan Development and
Investment Co. 13,313 38,340
L'Azurde Co. for Jewelry 9,694 32,312
Leejam Sports Co. JSC 15,430 526,245
*Liva Insurance Co., Class H 5,354 18,888
*Lumi Rental Co. 1,917 31,923

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Malath Cooperative Insurance
Co. 10,359 $ 34,308
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 25,424 103,861
*Methanol Chemicals Co. 7,061 18,904
Middle East Healthcare Co. 25,922 353,562
*Middle East Paper Co. 76,370 550,249
Middle East Specialized
Cables Co. 16,913 132,593
Mobile Telecommunications
Co. Saudi Arabia 297,614 911,853
*Mouwasat Medical Services
Co. 24,608 504,280
Nahdi Medical Co. 8,602 266,078
*Najran Cement Co. 39,540 79,393
*National Agriculture
Development Co. (The) 76,629 425,836
National Co. for Glass
Industries (The) 5,965 64,897
*National Co. for Learning &
Education 745 34,368
National Gas &
Industrialization Co. 10,480 248,576
*National Industrialization Co. 201,341 620,642
National Medical Care Co. 11,148 527,354
Northern Region Cement Co. 40,164 86,001
*Power & Water Utility Co. for
Jubail & Yanbu 1,653 18,574
Qassim Cement Co. (The) 15,398 173,272
*Rabigh Refining &
Petrochemical Co. 105,665 253,304
*Red Sea International Co. 1,809 19,536
Riyad Bank 334,215 2,422,293
Riyadh Cables Group Co. 8,020 303,037
SABIC Agri-Nutrients Co. 56,927 1,861,059
Sahara International
Petrochemical Co. 161,654 814,704
*Saudi Arabian Amiantit Co. 17,799 96,063
*Saudi Arabian Mining Co. 121,119 2,075,089
ΩSaudi Arabian Oil Co. 461,443 3,186,905
Saudi Aramco Base Oil Co. 13,440 345,663
*Saudi Automotive Services
Co. 17,047 325,926
Saudi Awwal Bank 180,362 1,556,342
Saudi Basic Industries Corp. 92,464 1,505,254
Saudi Cement Co. 29,772 303,742
Saudi Ceramic Co. 30,722 249,862
Saudi Chemical Co. Holding 192,650 379,120
Saudi Electricity Co. 53,847 230,169
Saudi Ground Services Co. 869 10,219
Saudi Industrial Investment
Group 92,612 402,537
Saudi Investment Bank (The) 82,736 303,353
*Saudi Kayan Petrochemical
Co. 417,215 656,392
Saudi Marketing Co. 5,615 24,825
Saudi National Bank (The) 272,265 2,895,332
Shares Value †
SAUDI ARABIA — (Continued)
*Saudi Paper Manufacturing
Co. 6,978 $ 100,014
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 20,138 162,601
*Saudi Printing & Packaging
Co. 10,200 29,103
*Saudi Public Transport Co. 47,757 161,603
*Saudi Real Estate Co. 60,031 230,350
*Saudi Reinsurance Co. 64,851 536,772
*Saudi Research & Media
Group 7,733 354,260
Saudi Steel Pipe Co. 6,088 84,336
Saudi Tadawul Group Holding
Co. 1,794 95,198
Saudi Telecom Co. 439,598 5,296,065
Saudia Dairy & Foodstuff Co. 5,962 455,956
Savola Group (The) 58,802 386,196
Scientific & Medical Equipment
House Co. 4,089 42,720
*Seera Group Holding 118,380 977,937
*Sinad Holding Co. 28,188 78,472
Southern Province Cement Co. 11,749 78,324
Sustained Infrastructure
Holding Co. 16,640 162,045
Tabuk Cement Co. 17,482 47,409
*Takween Advanced Industries
Co. 9,944 19,171
Tanmiah Food Co. 5,303 111,712
Theeb Rent A Car Co. 15,476 269,065
*Umm Al-Qura Cement Co. 11,747 43,196
United Electronics Co. 27,145 642,044
United International
Transportation Co. 33,965 669,763
United Wire Factories Co. 2,941 19,528
*Walaa Cooperative Insurance
Co. 23,795 73,984
Yamama Cement Co. 48,069 351,210
Yanbu Cement Co. 25,168 108,789
Yanbu National Petrochemical
Co. 53,993 496,716
TOTAL SAUDI ARABIA 76,149,805
SINGAPORE — (0.8%)
*AEM Holdings, Ltd. 154,429 225,452
Aztech Global, Ltd. 172,500 89,468
Banyan Tree Holdings, Ltd. 205,300 99,381
Bonvests Holdings, Ltd. 22,000 16,735
BRC Asia, Ltd. 34,800 112,840
Bukit Sembawang Estates,
Ltd. 28,100 90,467
Bund Center Investment, Ltd. 64,750 20,896
Centurion Corp., Ltd. 72,300 78,886
China Aviation Oil Singapore
Corp., Ltd. 182,100 212,680
City Developments, Ltd. 250,100 1,389,391
ComfortDelGro Corp., Ltd. 1,042,300 1,169,279
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 139,748

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SINGAPORE — (Continued)
CSE Global, Ltd. 378,990 $ 246,069
DBS Group Holdings, Ltd. 285,701 11,838,991
Del Monte Pacific, Ltd. 252,659 17,278
Delfi, Ltd. 233,500 145,326
DFI Retail Group Holdings,
Ltd. 184,800 648,648
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
Far East Orchard, Ltd. 125,239 119,326
First Resources, Ltd. 435,100 655,266
Food Empire Holdings, Ltd. 131,300 238,094
Frasers Property, Ltd. 261,600 211,057
Frencken Group, Ltd. 380,000 481,770
*Fu Yu Corp., Ltd. 231,600 18,685
*Gallant Venture, Ltd. 282,900 16,303
#Genting Singapore, Ltd. 2,861,300 1,604,940
Geo Energy Resources, Ltd. 752,700 280,502
Golden Agri-Resources, Ltd. 4,742,600 1,020,345
GuocoLand, Ltd. 153,866 256,552
Hiap Hoe, Ltd. 39,000 16,032
Ho Bee Land, Ltd. 104,500 180,664
Hong Fok Corp., Ltd. 271,420 160,585
Hong Leong Asia, Ltd. 189,900 351,653
Hongkong Land Holdings, Ltd. 353,600 2,160,496
Hotel Grand Central, Ltd. 42,775 23,007
Hour Glass, Ltd. (The) 147,100 237,358
HRnetgroup, Ltd. 40,200 22,858
Hutchison Port Holdings Trust,
Class U 3,467,500 728,175
*<Hyflux, Ltd. 291,500 –
iFAST Corp., Ltd. 63,200 470,558
ISDN Holdings, Ltd. 175,011 57,151
Keppel Infrastructure Trust 1,937,815 684,925
Keppel, Ltd. 497,700 3,896,856
LHN, Ltd. 110,700 69,323
Low Keng Huat Singapore,
Ltd. 94,800 50,261
Mandarin Oriental
International, Ltd. 28,400 93,152
Marco Polo Marine, Ltd. 2,158,000 174,106
*Mermaid Maritime PCL 330,400 31,734
Micro-Mechanics Holdings,
Ltd. 6,500 8,890
*<Midas Holdings, Ltd. 550,500 –
Nanofilm Technologies
International, Ltd. 123,000 65,684
NETLINK NBN TRUST 1,101,800 829,662
*Oceanus Group, Ltd. 2,196,800 8,440
Olam Group, Ltd. 314,505 236,824
OUE, Ltd. 141,200 138,873
Oversea-Chinese Banking
Corp., Ltd. 299,226 3,915,493
*Oxley Holdings, Ltd. 474,847 36,121
Pan-United Corp., Ltd. 53,750 46,256
Propnex, Ltd. 137,900 237,347
Q&M Dental Group Singapore,
Ltd. 112,920 46,419
QAF, Ltd. 158,907 109,280
Raffles Medical Group, Ltd. 345,611 262,903
Shares Value †
SINGAPORE — (Continued)
*Rex International Holding, Ltd. 512,800 $ 65,802
#Riverstone Holdings, Ltd. 309,300 213,892
SATS, Ltd. 373,378 981,177
SBS Transit, Ltd. 36,300 88,975
Seatrium, Ltd. 1,410,875 2,352,452
Sembcorp Industries, Ltd. 642,100 3,221,724
Sheng Siong Group, Ltd. 420,200 749,060
SIA Engineering Co., Ltd.,
Registered 60,200 163,284
Sing Holdings, Ltd. 16,000 5,778
Singapore Airlines, Ltd. 816,950 4,161,803
Singapore Exchange, Ltd. 294,900 3,836,227
Singapore Land Group, Ltd. 87,713 207,581
Singapore Technologies
Engineering, Ltd. 311,200 2,030,111
Singapore
Telecommunications, Ltd. 143,400 468,285
StarHub, Ltd. 348,300 310,445
Straits Trading Co., Ltd. 96,760 124,904
*<Swiber Holdings, Ltd. 105,749 –
Tai Sin Electric, Ltd. 83,056 41,482
*Thomson Medical Group, Ltd. 1,592,500 72,195
Tiong Woon Corp. Holding,
Ltd. 16,900 10,518
Tuan Sing Holdings, Ltd. 385,134 102,095
UMS Integration, Ltd. 362,250 411,948
United Overseas Bank, Ltd. 259,192 6,904,750
UOB-Kay Hian Holdings, Ltd. 279,347 525,875
UOL Group, Ltd. 258,355 1,578,180
Venture Corp., Ltd. 198,500 2,274,106
Vicom, Ltd. 18,400 22,480
Wee Hur Holdings, Ltd. 550,500 306,668
Wilmar International, Ltd. 650,100 1,563,497
Wing Tai Holdings, Ltd. 257,700 283,154
Yangzijiang Shipbuilding
Holdings, Ltd. 1,785,900 4,830,280
TOTAL SINGAPORE 74,704,189
SOUTH AFRICA — (1.1%)
Absa Group, Ltd. 155,580 1,739,947
Adcock Ingram Holdings, Ltd. 27,047 116,521
Advtech, Ltd. 421,369 859,148
AECI, Ltd. 78,526 405,440
African Rainbow Minerals, Ltd. 69,415 690,846
Afrimat, Ltd. 71,469 187,698
Alexander Forbes Group
Holdings, Ltd. 210,757 100,074
Altron, Ltd., Class A 164,571 174,707
Anglogold Ashanti PLC 36,262 2,512,763
Anglogold Ashanti PLC 80,013 5,440,884
Aspen Pharmacare Holdings,
Ltd. 150,282 850,753
Astral Foods, Ltd. 29,247 377,912
AVI, Ltd. 227,492 1,266,579
Barloworld, Ltd. 131,485 905,014
Bid Corp., Ltd. 67,108 1,660,577
Bidvest Group, Ltd. 159,036 2,064,325
#*Blu Label Unlimited Group,
Ltd. 411,196 293,703

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Capitec Bank Holdings, Ltd.,
Class F 8,444 $ 1,867,141
Cashbuild, Ltd., Class A 6,451 51,332
City Lodge Hotels, Ltd. 247,318 58,503
Clicks Group, Ltd. 107,368 2,261,279
Coronation Fund Managers,
Ltd. 179,568 510,550
Curro Holdings, Ltd. 139,453 106,365
DataTec, Ltd. 206,816 857,811
ΩDis-Chem Pharmacies, Ltd. 296,295 579,683
Discovery, Ltd. 103,241 1,297,266
DRDGOLD, Ltd. 83,033 210,451
DRDGOLD, Ltd., ADR 24,347 614,275
Famous Brands, Ltd. 42,280 132,359
FirstRand, Ltd. 582,155 2,761,899
Foschini Group, Ltd. 266,182 1,414,416
Gold Fields, Ltd. 1,947 76,163
Gold Fields, Ltd., Sponsored
ADR 277,301 10,651,131
Grindrod, Ltd. 425,018 415,639
Harmony Gold Mining Co., Ltd. 14,209 238,723
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 7,030,040
Hudaco Industries, Ltd. 20,024 205,352
Impala Platinum Holdings, Ltd. 377,660 4,061,493
Investec, Ltd. 84,692 637,224
Invicta Holdings, Ltd. 5,204 11,460
*iOCO, Ltd. 90,543 21,940
Italtile, Ltd. 249,670 133,100
JSE, Ltd. 70,028 569,355
*KAP, Ltd., Class A 1,168,504 110,564
Kumba Iron Ore, Ltd. 32,440 646,180
Lewis Group, Ltd. 38,459 185,499
Life Healthcare Group
Holdings, Ltd. 716,215 490,493
Merafe Resources, Ltd. 1,343,352 85,255
*Metair Investments, Ltd.,
Class H 98,252 37,413
Momentum Group, Ltd. 1,276,566 2,459,963
Motus Holdings, Ltd. 145,792 877,822
Mpact, Ltd. 74,949 101,272
Mr.Price Group, Ltd. 151,722 1,810,860
MTN Group, Ltd. 842,412 8,404,922
*Nampak, Ltd. 1,036 28,751
Nedbank Group, Ltd. 143,265 1,952,024
NEPI Rockcastle NV 166,043 1,345,013
Netcare, Ltd. 976,041 821,603
Ninety One, Ltd. 133,599 397,733
Northam Platinum Holdings,
Ltd. 170,315 2,849,147
Oceana Group, Ltd. 64,078 180,672
Old Mutual, Ltd. 4,739,421 3,705,129
Omnia Holdings, Ltd. 125,771 552,863
OUTsurance Group, Ltd. 262,233 1,104,457
ΩPepkor Holdings, Ltd. 1,151,258 1,753,539
*Pick n Pay Stores, Ltd. 286,464 467,730
PPC, Ltd. 785,436 249,690
Premier Group, Ltd. 13,400 125,245
PSG Financial Services, Ltd. 478,995 681,219
Shares Value †
SOUTH AFRICA — (Continued)
Raubex Group, Ltd. 143,581 $ 343,534
RCL Foods, Ltd. 37,465 21,075
Reunert, Ltd. 101,585 327,276
RFG Holdings, Ltd. 50,033 62,294
Sanlam, Ltd. 225,028 1,181,064
Santam, Ltd. 21,057 502,464
Sappi, Ltd. 338,809 443,340
*Sasol, Ltd., Class A 243,236 1,511,410
Shoprite Holdings, Ltd. 114,294 1,912,648
#*Sibanye Stillwater, Ltd.,
Class A 1,238,576 3,310,730
*Sibanye Stillwater, Ltd., Class
A, ADR 72,389 764,428
Southern Sun, Ltd. 517,488 274,680
*SPAR Group, Ltd. (The) 151,200 952,693
Spur Corp., Ltd. 39,148 81,582
Stadio Holdings, Ltd. 76,786 49,219
Standard Bank Group, Ltd. 278,566 4,091,260
Sun International, Ltd. 158,946 356,087
Super Group, Ltd. 291,149 269,774
Telkom SA SOC, Ltd. 260,505 729,399
Thungela Resources, Ltd. 83,718 369,746
Tiger Brands, Ltd. 64,580 1,223,601
Truworths International, Ltd. 214,142 640,604
Tsogo Sun, Ltd. 241,737 98,605
Valterra Platinum, Ltd. 17,712 1,082,100
Valterra Platinum, Ltd. 12,693 786,516
Vodacom Group, Ltd. 78,303 632,658
We Buy Cars Holdings, Ltd. 103,906 275,764
Wilson Bayly Holmes-Ovcon,
Ltd. 34,804 304,255
Woolworths Holdings, Ltd. 306,333 925,406
Zeda, Ltd. 127,444 90,441
TOTAL SOUTH AFRICA 111,461,552
SPAIN — (2.0%)
Acciona SA 18,493 4,098,172
Acerinox SA 132,495 1,709,712
ACS Actividades de
Construccion y Servicios SA 94,553 7,770,284
ΩAedas Homes SA 8,528 209,657
ΩAena SME SA 138,166 3,755,551
Almirall SA 33,755 486,222
Amadeus IT Group SA 97,641 7,474,089
#*Amper SA 348,803 58,295
Atresmedia Corp. de Medios
de Comunicacion SA 67,821 410,965
Audax Renovables SA 76,467 121,796
Azkoyen SA 5,887 59,522
Banco Bilbao Vizcaya
Argentaria SA 509,890 10,260,771
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 941,996 18,962,380
Banco de Sabadell SA 4,199,117 15,717,609
Banco Santander SA 1,583,723 16,133,356
Banco Santander SA,
Sponsored ADR 346,063 3,512,539
Bankinter SA 482,150 7,273,431

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SPAIN — (Continued)
CaixaBank SA 1,013,786 $ 10,720,576
ΩCellnex Telecom SA 63,329 1,975,742
CIE Automotive SA 30,940 1,039,190
Construcciones y Auxiliar de
Ferrocarriles SA 24,539 1,552,097
Corp ACCIONA Energias
Renovables SA 16,328 449,661
*Distribuidora Internacional de
Alimentacion SA 7,130 235,362
Ebro Foods SA 29,191 595,680
*eDreams ODIGEO SA 28,725 240,701
Elecnor SA 18,949 618,948
Enagas SA 85,716 1,361,820
#Ence Energia y Celulosa SA 100,181 306,417
Endesa SA 74,960 2,689,873
*Ercros SA 51,721 191,029
Faes Farma SA 206,072 1,060,805
Ferrovial SE 596 36,791
Ferrovial SE 70,415 4,323,728
Fluidra SA 51,470 1,492,297
Ω#Gestamp Automocion SA 133,982 519,288
ΩGlobal Dominion Access SA 62,456 229,236
Grifols SA 183,497 2,379,488
Grupo Catalana Occidente SA 27,621 1,578,070
Grupo Empresarial San Jose
SA 9,436 76,455
Iberdrola SA 508,267 10,304,374
Indra Sistemas SA 80,390 4,450,028
Industria de Diseno Textil SA 119,701 6,617,818
Laboratorios Farmaceuticos
Rovi SA 15,371 1,083,989
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 103,889 137,895
Logista Integral SA 41,478 1,384,515
Mapfre SA 597,121 2,641,006
Melia Hotels International SA 55,294 458,231
Miquel y Costas & Miquel SA 12,723 196,043
Naturgy Energy Group SA 63,502 1,926,169
ΩNeinor Homes SA 14,260 284,081
*Nueva Expresion Textil SA 71,003 61,628
*Obrascon Huarte Lain SA 189,799 99,785
Prim SA 3,592 57,213
*Promotora de Informaciones
SA, Class A 29,645 12,968
ΩProsegur Cash SA 115,528 94,540
*Realia Business SA 55,988 66,883
Redeia Corp. SA 120,749 2,175,545
Repsol SA 593,900 10,881,998
Repsol SA, Sponsored ADR 21,009 384,885
Sacyr SA 298,680 1,315,516
*Solaria Energia y Medio
Ambiente SA 35,028 606,238
Ω#*Talgo SA 23,592 72,704
*Tecnicas Reunidas SA 36,190 1,295,722
Telefonica SA 1,841,261 9,323,190
Telefonica SA, Sponsored
ADR 111,179 561,454
#Tubacex SA 68,400 260,921
ΩUnicaja Banco SA 761,807 2,057,512
Shares Value †
SPAIN — (Continued)
Vidrala SA 10,590 $ 1,009,619
Viscofan SA 23,197 1,443,119
TOTAL SPAIN 192,953,194
SWEDEN — (1.9%)
#AAK AB 21,230 593,568
ΩAcadeMedia AB 76,575 847,024
AddLife AB, Class B 40,746 881,667
Addnode Group AB 61,845 723,181
AddTech AB, Class B 65,300 2,215,075
AFRY AB 62,463 1,075,870
Alfa Laval AB 31,195 1,491,970
ΩAlimak Group AB 41,407 613,308
Alleima AB 160,605 1,392,446
Alligo AB, Class B 17,735 221,956
ΩAmbea AB, Class B 74,671 1,012,395
*Annehem Fastigheter AB,
Class B 32,316 63,389
AQ Group AB 29,300 605,600
Arise AB 17,840 56,475
Arjo AB, Class B 153,944 489,767
*Asmodee Group AB, Class B 53,789 695,163
Assa Abloy AB, Class B 49,146 1,857,116
Atlas Copco AB, Class A 350,720 5,917,072
Atlas Copco AB, Class B 129,371 1,945,505
Atrium Ljungberg AB, Class B 72,889 263,069
ΩAttendo AB 99,464 845,588
Avanza Bank Holding AB 54,302 2,101,718
Axfood AB 21,236 579,418
Beijer Alma AB, Class B 22,051 675,991
Beijer Ref AB 53,013 841,060
Bergman & Beving AB 15,827 561,052
Betsson AB, Class B 192,186 3,010,593
#*Better Collective A/S 19,228 237,603
*BHG Group AB 141,527 429,687
*BICO Group AB 23,333 52,700
Bilia AB, Class A 63,718 892,086
Billerud Aktiebolag 159,301 1,475,957
Ω*BioArctic AB 1,156 35,657
BioGaia AB, Class B 35,456 375,384
Bjorn Borg AB 6,297 42,323
*Boliden AB 94,044 4,250,184
*Bonava AB, Class B 176,650 206,192
Ω*BoneSupport Holding AB 2,610 60,930
Ω#*Boozt AB 18,483 199,969
ΩBravida Holding AB 68,017 577,526
Bufab AB 81,015 896,136
Bulten AB 12,667 65,253
Byggmax Group AB 51,355 261,847
*Camurus AB 11,471 754,663
*Carasent AB 22,171 66,682
Castellum AB 90,789 1,031,508
Catella AB 27,094 88,625
Catena AB 11,159 541,463
*Cavotec Group AB 5,047 8,215
Cellavision AB 7,630 144,683
*Cint Group AB 209,099 79,917
Clas Ohlson AB, Class B 56,070 2,049,649
Cloetta AB, Class B 224,699 837,961

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Coinshares International, Ltd. 9,821 $ 174,228
Ω#Coor Service Management
Holding AB 41,723 205,264
#Corem Property Group AB,
Class B 213,742 87,141
Corem Property Group AB,
Class D 3,408 86,165
*CTEK AB 5,485 7,650
CTT Systems AB 3,103 61,913
Dios Fastigheter AB 39,973 273,295
ΩDometic Group AB 171,273 842,607
Duni AB 6,429 71,791
Ω*Dustin Group AB 395,169 85,424
*Dynavox Group AB 52,770 545,350
Eastnine AB 33,132 174,517
Elanders AB, Class B 11,353 75,467
*Electrolux AB, Class B 141,653 916,249
Electrolux Professional AB,
Class B 119,596 834,054
#Elekta AB, Class B 186,422 949,343
*Eltel AB 18,432 17,359
*Embracer Group AB 75,733 791,437
*Enad Global 7 AB 13,536 24,241
*Enea AB 16,680 123,002
Engcon AB 14,832 128,593
Eolus AB, Class B 2,131 9,855
Ependion AB 11,310 146,074
Epiroc AB, Class A 69,161 1,465,914
Epiroc AB, Class B 38,078 714,025
#EQT AB 5,476 190,138
Essity AB, Class A 4,520 124,279
Essity AB, Class B 123,551 3,395,781
ΩEvolution AB 16,856 1,127,936
Ework Group AB 4,825 48,288
Fabege AB 53,268 469,409
Fagerhult Group AB 30,565 148,760
Fasadgruppen Group AB 7,397 23,299
*Fastighets AB Balder, Class B 91,152 668,528
*Fastighets AB Trianon, Class
B 24,160 51,540
*Fastighetsbolaget Emilshus
AB, Class B 899 5,521
FastPartner AB, Class A 19,506 103,361
FastPartner AB, Class D 3,778 30,248
Fenix Outdoor International AG 1,944 107,516
Ferronordic AB 2,180 10,151
FormPipe Software AB 2,938 7,831
G5 Entertainment AB 4,256 42,190
Getinge AB, Class B 106,928 2,515,357
Granges AB 75,324 1,105,360
Ω*Green Landscaping Group
AB 13,084 64,300
*Gruvaktiebolaget Viscaria 25,824 52,070
H & M Hennes & Mauritz AB,
Class B 81,105 1,540,504
Hanza AB 11,022 152,340
Heba Fastighets AB, Class B 28,440 97,671
Hemnet Group AB 50,877 1,111,603
Hexagon AB, Class B 114,794 1,409,454
Shares Value †
SWEDEN — (Continued)
#*Hexatronic Group AB 71,943 $ 164,766
Hexpol AB 103,952 947,806
*HMS Networks AB 15,000 835,923
#Holmen AB, Class B 19,680 744,699
Hufvudstaden AB, Class A 29,175 387,873
Humana AB 34,611 176,109
Husqvarna AB, Class A 7,731 36,975
Husqvarna AB, Class B 136,265 650,282
Indutrade AB 54,226 1,450,978
Instalco AB 161,585 412,623
#*International Petroleum
Corp. 78,158 1,215,288
*International Petroleum Corp. 2,124 33,774
INVISIO AB 15,485 493,465
Inwido AB 43,125 653,746
ITAB Shop Concept AB 14,272 30,145
JM AB 45,458 649,845
*John Mattson
Fastighetsforetagen AB 14,063 98,667
Kabe Group AB, Class B 1,017 24,427
*Karnov Group AB 46,233 549,390
#*K-fast Holding AB 60,028 92,200
*Klarabo Sverige AB, Class B 29,002 47,845
KNOW IT AB 16,890 215,651
Lagercrantz Group AB, Class
B 83,618 2,055,985
Lifco AB, Class B 21,302 826,273
Lime Technologies AB 5,388 202,919
Lindab International AB 48,122 1,153,813
Loomis AB 57,581 2,329,324
*Medcap AB 5,933 380,012
Medicover AB, Class B 24,794 676,497
MEKO AB 25,464 207,092
MIPS AB 4,530 162,923
*Modern Times Group MTG
AB, Class B 60,423 814,764
Momentum Group AB 17,590 301,305
ΩMunters Group AB 52,279 892,199
Mycronic AB 65,425 1,544,905
*NCAB Group AB 85,879 528,347
NCC AB, Class B 74,653 1,711,298
Nederman Holding AB 9,131 154,869
*Net Insight AB, Class B 97,523 39,194
New Wave Group AB, Class B 69,005 815,629
#Nibe Industrier AB, Class B 159,575 623,843
Nilorngruppen AB, Class B 4,662 30,401
Nivika Fastigheter AB, Class B 13,938 60,495
*Nobia AB 261,461 123,122
Nolato AB, Class B 130,629 864,209
Nordnet AB (publ) 29,289 848,509
*Norion Bank AB 37,931 283,309
Note AB 7,315 145,645
NP3 Fastigheter AB 12,850 350,608
Nyfosa AB 64,989 554,212
OEM International AB, Class B 40,740 665,230
#*Orron Energy AB 117,392 54,093
*Ovzon AB 5,634 19,319
Peab AB, Class B 77,240 626,952

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Platzer Fastigheter Holding
AB, Class B 22,647 $ 174,400
*Pricer AB, Class B 89,572 42,604
Proact IT Group AB 20,238 220,449
Ratos AB, Class B 171,295 695,466
RaySearch Laboratories AB 16,035 378,387
Rejlers AB 6,399 133,744
Rottneros AB 79,126 22,756
Rusta AB 5,427 35,904
Rvrc Holding AB 33,939 232,576
Saab AB, Class B 73,788 4,073,206
Sagax AB, Class B 24,248 544,606
*Samhallsbyggnadsbolaget i
Norden AB 382,438 210,950
*Samhallsbyggnadsbolaget i
Norden AB, Class D 73,597 75,981
Sandvik AB 133,721 4,064,104
Scandi Standard AB 34,339 356,684
ΩScandic Hotels Group AB 262,973 2,562,550
#*Sdiptech AB 10,121 201,940
Sectra AB, Class B 47,073 1,496,616
Securitas AB, Class B 98,973 1,461,787
*Sedana Medical AB 37,271 41,070
*Sensys Gatso Group AB 4,901 19,568
Ω*Sinch AB 584,499 2,128,642
Skandinaviska Enskilda
Banken AB, Class A 226,933 4,336,650
Skandinaviska Enskilda
Banken AB, Class C 1,689 32,988
Skanska AB, Class B 82,199 2,247,971
SKF AB, Class A 5,812 152,456
SKF AB, Class B 105,189 2,714,912
SkiStar AB 27,046 453,307
Softronic AB, Class B 7,317 17,459
Solid Forsakring AB 9,558 77,833
SSAB AB, Class A 104,409 663,686
SSAB AB, Class B 325,651 2,027,493
*Stendorren Fastigheter AB 5,792 120,203
Stenhus Fastigheter I Norden
AB 20,834 23,396
*Stillfront Group AB 308,947 209,924
Storskogen Group AB, Class B 867,032 900,416
Svedbergs Group AB, Class B 5,424 33,998
Svenska Cellulosa AB SCA,
Class A 5,089 68,193
Svenska Cellulosa AB SCA,
Class B 137,324 1,833,639
Svenska Handelsbanken AB,
Class A 132,654 1,742,634
#Svenska Handelsbanken AB,
Class B 2,965 65,219
Sweco AB, Class B 71,440 1,291,452
Swedbank AB, Class A 101,940 3,103,572
*Swedish Logistic Property AB,
Class B 33,651 148,359
*Swedish Orphan Biovitrum
AB, Class A 29,178 1,005,746
Synsam AB 87,295 554,531
Systemair AB 45,633 375,448
Shares Value †
SWEDEN — (Continued)
Tele2 AB, Class B 246,418 $ 3,905,566
Telefonaktiebolaget LM
Ericsson, Class A 14,280 145,621
Telefonaktiebolaget LM
Ericsson, Class B 827,661 8,352,902
Telia Co. AB 1,045,721 4,106,872
TF Bank AB 21,564 422,579
ΩThule Group AB 24,167 622,219
Trelleborg AB, Class B 66,115 2,768,577
Troax Group AB 19,542 297,685
Truecaller AB, Class B 152,049 454,585
VBG Group AB, Class B 13,037 497,171
*Vestum AB 61,764 56,152
Vitec Software Group AB,
Class B 10,614 371,895
Vitrolife AB 51,435 798,143
Volati AB 9,711 109,463
Volvo AB, Class A 52,048 1,433,273
Volvo AB, Class B 528,018 14,573,686
#*Volvo Car AB, Class B 214,369 744,561
Wallenstam AB, Class B 94,684 439,481
Wihlborgs Fastigheter AB 68,196 663,102
TOTAL SWEDEN 184,753,009
SWITZERLAND — (4.9%)
ABB, Ltd., Registered 283,600 21,077,018
Accelleron Industries AG 57,919 4,747,518
#Accelleron Industries AG,
ADR 171 13,877
Adecco Group AG 108,183 3,021,442
*AEVIS VICTORIA SA 795 13,271
#Alcon AG, ADR 115,688 8,548,186
Allreal Holding AG, Registered 14,404 3,448,706
ALSO Holding AG, Registered 4,431 1,275,068
*Amrize, Ltd. 117,409 6,066,802
*Amrize, Ltd. 18,384 953,026
*ams-OSRAM AG 34,081 470,829
APG SGA SA 738 194,900
Arbonia AG 28,583 180,880
*Aryzta AG 21,262 1,364,052
Ascom Holding AG, Registered 17,085 76,193
Autoneum Holding AG 2,695 537,153
Avolta AG 75,780 3,985,589
Baloise Holding AG,
Registered 37,251 9,253,005
Banque Cantonale de Geneve,
Class BR 11,710 363,225
Banque Cantonale Vaudoise,
Registered 22,363 2,599,150
#Barry Callebaut AG,
Registered 858 1,117,992
*Basilea Pharmaceutica Ag
Allschwil, Registered 5,920 342,921
Belimo Holding AG, Class R 3,934 4,243,966
Bell Food Group AG 1,587 455,688
Bellevue Group AG, Class BR 4,979 53,341
Berner Kantonalbank AG,
Registered 2,517 821,494
BKW AG 8,160 1,828,694

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Bossard Holding AG,
Registered, Class A 4,791 $ 1,042,054
Bucher Industries AG,
Registered 5,164 2,293,324
Burckhardt Compression
Holding AG 2,299 1,592,331
Burkhalter Holding AG 4,056 721,516
Bystronic AG 598 222,737
#Calida Holding AG,
Registered 227 3,846
Carlo Gavazzi Holding AG,
Registered 216 42,917
Cembra Money Bank AG 22,363 2,561,542
Cham Swiss Properties AG 2,487 72,496
Chocoladefabriken Lindt &
Spruengli AG 18 2,762,504
*Cicor Technologies, Ltd.,
Registered 1,860 512,065
Cie Financiere Richemont SA,
Registered 48,965 9,680,156
Cie Financiere Tradition SA,
Class BR 1,116 422,627
#Clariant AG, Registered 154,809 1,391,401
Coltene Holding AG,
Registered 1,645 92,727
COSMO Pharmaceuticals NV 6,425 540,252
#CPH Group AG 245 21,364
Daetwyler Holding AG, Class
BR 4,194 773,232
DKSH Holding AG 21,805 1,521,121
#*DocMorris AG 35,396 243,396
dormakaba Holding AG 20,990 1,793,727
DSM-Firmenich AG 17,858 1,457,249
EFG International AG 81,053 1,690,224
Emmi AG, Registered 1,042 928,097
#EMS-Chemie Holding AG 937 642,564
#Feintool International Holding
AG, Registered 3,218 38,083
Flughafen Zurich AG,
Registered 14,356 4,241,972
Forbo Holding AG, Registered 716 659,139
Galderma Group AG 12,246 2,265,376
ΩGalenica AG 35,116 3,788,285
*GAM Holding AG 38,806 8,629
Geberit AG, Registered 9,589 7,011,826
Georg Fischer AG, Registered 80,482 5,679,608
Givaudan SA, Registered 1,637 6,725,414
Glarner Kantonalbank 1,098 28,177
Gurit Holding AG, Class BR 1,522 19,908
Helvetia Holding AG,
Registered 27,669 6,803,937
Hiag Immobilien Holding AG 2,190 301,730
*Holcim AG 118,439 10,525,616
Huber + Suhner AG,
Registered 11,637 2,133,873
Hypothekarbank Lenzburg AG,
Class R 9 44,846
Implenia AG, Registered 8,051 638,865
Inficon Holding AG, Registered 9,820 1,179,256
Shares Value †
SWITZERLAND — (Continued)
Interroll Holding AG, Class R 272 $ 840,311
Intershop Holding AG 2,769 543,624
Investis Holding SA 551 90,260
IVF Hartmann Holding AG,
Registered 150 25,786
Julius Baer Group, Ltd.,
Registered 108,559 7,329,677
Jungfraubahn Holding AG,
Registered 2,838 836,110
Kardex Holding AG,
Registered 3,547 1,334,406
#*Komax Holding AG, Class R 2,814 232,061
#*Kudelski SA, Class BR 18,111 29,330
Kuehne + Nagel International
AG, Class R 7,634 1,464,511
Landis+Gyr Group AG 39,551 2,872,405
Lastminute.com NV 2,952 47,622
*LEM Holding SA, Registered 133 75,799
Liechtensteinische
Landesbank AG 7,988 787,108
Logitech International SA,
Class R, ADR 70,875 8,544,690
Lonza Group AG, Registered 11,159 7,703,915
Luzerner Kantonalbank AG,
Registered 9,650 983,332
ΩMedacta Group SA 3,220 596,868
ΩMedmix AG 8,833 101,452
Meier Tobler Group AG 2,661 130,937
#Metall Zug AG, Registered 153 141,803
Mikron Holding AG, Registered 5,449 145,261
Mobilezone Holding AG,
Registered 30,257 453,054
Mobimo Holding AG,
Registered 6,658 2,828,250
Ω*Montana Aerospace AG 12,756 506,109
Naturenergie Holding AG 3,595 148,681
Nestle SA 399,543 38,264,548
Novartis AG, Class B,
Sponsored ADR 519,451 64,302,839
Novartis AG, Registered 8,087 1,000,058
Novavest Real Estate AG,
Class B 1,254 62,173
OC Oerlikon Corp. AG
Pfaffikon 123,374 441,088
Orell Fuessli AG, Registered 152 21,491
#Orior AG 3,511 59,482
Partners Group Holding AG 5,772 7,063,734
Phoenix Mecano AG,
Registered 223 121,674
Plazza AG, Registered, Class
A 467 232,118
Ω*PolyPeptide Group AG 5,886 190,640
PSP Swiss Property AG,
Registered 22,401 3,881,631
Rieter Holding AG, Registered 18,070 77,210
Roche Holding AG 84,210 27,159,102
Roche Holding AG, Class BR 3,636 1,231,099
Romande Energie Holding SA,
Registered 3,136 169,155

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Sandoz Group AG 155,218 $ 10,344,644
Sandoz Group AG, ADR 57,470 3,823,479
#*Santhera Pharmaceuticals
Holding AG, Registered 3,167 40,241
Schindler Holding AG,
Registered 5,910 1,998,835
Schweiter Technologies AG,
Registered 569 196,341
SFS Group AG 10,158 1,379,286
SGS SA, Registered 56,637 6,393,578
Siegfried Holding AG,
Registered 33,010 3,182,777
SIG Group AG 231,346 2,586,522
Sika AG, Registered 20,989 4,110,210
SKAN Group AG, Class A 1,671 109,076
Softwareone Holding AG 38,413 395,495
*Softwareone Holding AG 10,747 109,160
Sonova Holding AG 12,933 3,521,836
St. Galler Kantonalbank AG,
Registered 1,729 1,098,462
#Stadler Rail AG 26,594 652,634
StarragTornos Group AG 360 14,126
#Straumann Holding AG,
Class R 10,156 1,277,803
Sulzer AG, Registered 13,016 2,175,954
Sunrise Communications AG 2,161 118,555
Swatch Group AG (The), Class
BR 18,019 3,766,538
#Swatch Group AG (The),
Registered 27,714 1,175,191
Swiss Life Holding AG,
Registered 9,288 10,093,866
Swiss Prime Site AG,
Registered 62,662 8,922,163
Swiss Re AG, Registered 102,264 18,675,680
#Swisscom AG, Registered 11,962 8,784,303
Swissquote Group Holding SA,
Registered 7,305 4,640,984
Tecan Group AG, Class R 5,170 944,801
Temenos AG, Registered 22,154 2,093,280
Thurgauer Kantonalbank 112 21,765
TX Group AG 2,215 560,131
*u-blox Holding AG 5,793 971,333
UBS Group AG 804 30,778
#UBS Group AG, ADR 353,762 13,570,310
Valiant Holding AG 13,073 2,152,913
ΩVAT Group AG 6,979 3,045,461
Vaudoise Assurances Holding
SA 754 580,470
Vetropack Holding AG 9,136 244,120
Vontobel Holding AG, Class R 18,427 1,400,245
VP Bank AG, Class A 1,941 195,369
#V-ZUG Holding AG 1,445 74,523
Walliser Kantonalbank,
Registered 881 141,575
Warteck Invest AG, Registered 82 198,169
Ypsomed Holding AG,
Registered 1,021 400,641
Shares Value †
SWITZERLAND — (Continued)
Zehnder Group AG,
Registered 6,930 $ 610,341
Zug Estates Holding AG, Class
B 101 269,250
Zuger Kantonalbank, Class BR 45 492,183
Zurich Insurance Group AG 16,845 11,730,121
TOTAL SWITZERLAND 484,560,917
TAIWAN — (6.9%)
104 Corp. 10,000 72,867
91APP, Inc. 26,000 60,980
Aaeon Technology, Inc. 11,546 50,892
ABC Taiwan Electronics Corp. 13,910 10,634
#Ability Enterprise Co., Ltd. 151,171 422,419
Ability Opto-Electronics
Technology Co., Ltd. 35,700 114,506
#AcBel Polytech, Inc. 504,549 715,602
Accton Technology Corp. 151,929 5,337,605
Ace Pillar Co., Ltd. 4,000 11,568
Acer Cyber Security, Inc. 3,868 22,208
#Acer E-Enabling Service
Business, Inc. 10,000 74,819
#Acer, Inc. 1,384,521 1,353,400
#ACES Electronic Co., Ltd. 130,161 292,154
*Acme Electronics Corp. 38,336 36,414
*Acon Holding, Inc. 164,536 44,157
Acter Group Corp., Ltd. 72,700 1,820,988
Action Electronics Co., Ltd. 170,000 62,490
Actron Technology Corp. 45,000 203,474
#ADATA Technology Co., Ltd. 252,573 1,626,800
#ADDCN Technology Co., Ltd. 25,314 144,106
#*Adimmune Corp. 233,000 144,010
Advanced Ceramic X Corp. 24,000 92,905
Advanced Energy Solution
Holding Co., Ltd. 16,000 614,164
Advanced International
Multitech Co., Ltd. 94,000 182,551
Advanced Optoelectronic
Technology, Inc. 77,000 38,073
Advanced Power Electronics
Corp. 33,000 110,032
Advanced Wireless
Semiconductor Co. 5,000 18,054
#Advancetek Enterprise Co.,
Ltd. 154,532 176,947
Advantech Co., Ltd. 66,838 681,621
#Aero Win Technology Corp. 10,000 14,102
Aerospace Industrial
Development Corp. 258,000 443,135
#AIC, Inc. 13,000 160,909
Airtac International Group 50,202 1,487,721
Alchip Technologies, Ltd. 9,000 1,023,226
Alexander Marine Co., Ltd. 3,163 20,064
Algoltek, Inc. 12,000 22,953
#*ALI Corp. 59,400 54,683
All Ring Tech Co., Ltd., Class
A 4,000 47,949
Allied Circuit Co., Ltd. 10,784 59,812
Allied Supreme Corp. 31,000 250,089
Allis Electric Co., Ltd., Class A 82,061 294,972

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Allmind Holdings Corp. 11,000 $ 20,754
Alltek Technology Corp. 110,128 114,638
Alltop Technology Co., Ltd. 25,001 200,880
#Alpha Networks, Inc. 117,000 123,695
#Altek Corp. 252,206 407,340
#Amazing Microelectronic
Corp. 47,106 153,082
AMPACS Corp. 35,000 33,416
Ampak Technology, Inc. 20,000 44,371
Ampire Co., Ltd. 51,000 41,807
Ample Electronic Technology
Co., Ltd. 12,600 70,294
AMPOC Far-East Co., Ltd. 57,616 169,994
AmTRAN Technology Co., Ltd. 181,205 82,819
Amulaire Thermal Technology,
Inc. 44,000 52,243
#Anderson Industrial Corp. 145,000 67,686
Anji Technology Co., Ltd. 81,199 98,524
Aopen, Inc. 15,000 23,592
Apac Opto Electronics, Inc. 23,000 60,453
#Apacer Technology, Inc. 52,501 176,762
#APAQ Technology Co., Ltd. 16,000 96,288
Apex Biotechnology Corp. 51,226 54,824
#Apex International Co., Ltd. 175,544 119,062
Apex Science & Engineering 78,986 28,263
ARBOR Technology Corp. 18,000 23,919
*Arcadyan Technology Corp. 75,566 495,317
Ardentec Corp. 401,120 1,220,023
Ares International Corp. 15,000 24,739
Argosy Research, Inc. 28,025 167,288
#ASE Technology Holding
Co., Ltd. 1,108,796 8,927,068
ASE Technology Holding Co.,
Ltd., ADR 79,484 1,272,539
Asia Electronic Material Co.,
Ltd. 33,000 24,636
#Asia Optical Co., Inc. 113,000 577,112
Asia Polymer Corp. 206,000 84,099
Asia Tech Image, Inc. 25,000 62,051
Asia Vital Components Co.,
Ltd. 187,946 8,712,243
ASIX Electronics Corp. 18,000 55,802
ASMedia Technology, Inc. 11,364 534,172
ASolid Technology Co., Ltd. 25,000 63,921
ASPEED Technology, Inc. 11,600 2,064,084
ASROCK, Inc. 24,000 250,610
Asustek Computer, Inc. 139,502 3,162,971
ATE Energy International Co.,
Ltd. 60,766 59,400
*Aten International Co., Ltd. 46,000 90,680
Auden Techno Corp. 17,000 53,752
#AUO Corp. 3,381,984 1,336,687
AURAS Technology Co., Ltd. 101,000 3,466,218
Aurona Industries, Inc. 32,000 29,043
Aurora Corp., Class A 14,100 26,465
#Avalue Technology, Inc. 38,000 137,829
AVer Information, Inc. 23,000 22,109
Avermedia Technologies 8,000 10,227
Axiomtek Co., Ltd. 39,483 105,704
Shares Value †
TAIWAN — (Continued)
#Azurewave Technologies,
Inc. 54,000 $ 128,584
*Bafang Yunji International
Co., Ltd. 23,000 144,026
#Bank of Kaohsiung Co., Ltd. 483,246 190,211
#Baotek Industrial Materials,
Ltd. 65,000 105,616
Basso Industry Corp. 57,000 60,447
#BenQ Materials Corp. 83,000 56,160
*BES Engineering Corp. 1,443,000 720,538
Best Precision Industrial Co.,
Ltd. 5,000 17,891
Billion Electric Co., Ltd. 46,000 35,539
#Bin Chuan Enterprise Co.,
Ltd. 66,000 143,632
B'in Live Co., Ltd. 24,000 61,442
Bionet Corp. 4,701 15,828
Bionime Corp. 16,198 32,458
Bioteque Corp. 25,000 100,029
Bizlink Holding, Inc. 76,995 3,493,967
Bon Fame Co., Ltd. 5,000 8,311
#Bora Pharmaceuticals Co.,
Ltd. 27,456 554,640
#Brave C&H Supply Co., Ltd. 15,000 35,474
#Brightek Optoelectronic Co.,
Ltd. 50,000 67,662
Brighten Optix Corp., Class A 3,373 21,780
Brighton-Best International
Taiwan, Inc. 195,423 212,962
Brillian Network & Automation
Integrated System Co., Ltd. 14,000 108,389
Brogent Technologies, Inc. 22,000 68,131
C Sun Manufacturing, Ltd. 83,003 477,913
*Calin Technology Co., Ltd. 52,000 57,513
*Caliway Biopharmaceuticals
Co., Ltd. 60,000 293,745
Cameo Communications, Inc. 138,000 44,891
Capital Futures Corp. 66,690 107,386
Capital Securities Corp. 1,437,000 1,142,925
#Career Technology MFG.
Co., Ltd. 403,243 194,794
Castles Technology Co., Ltd. 41,875 96,988
Caswell, Inc. 26,000 71,214
Cathay Chemical Works 35,000 51,178
#Cathay Financial Holding
Co., Ltd. 1,892,053 3,939,084
Cathay Real Estate
Development Co., Ltd. 354,300 263,354
#CCP Contact Probes Co.,
Ltd. 83,786 147,725
#Celxpert Energy Corp. 93,465 124,048
Cenra, Inc. 61,000 67,467
Central Reinsurance Co., Ltd. 253,077 202,109
Century Iron & Steel Industrial
Co., Ltd. 101,000 504,326
Chain Chon Industrial Co., Ltd. 96,612 34,571
ChainQui Construction
Development Co., Ltd. 58,990 28,400
Chaintech Technology Corp. 16,000 15,198

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Champion Building Materials
Co., Ltd. 106,573 $ 31,479
#Champion Microelectronic
Corp. 30,000 71,826
Chang Hwa Commercial Bank,
Ltd. 3,053,686 1,966,852
Chang Wah Technology Co.,
Ltd. 194,000 254,325
#Channel Well Technology
Co., Ltd. 105,000 264,029
#Chant Sincere Co., Ltd. 37,000 48,265
Charoen Pokphand Enterprise 121,012 539,301
Chateau International
Development Co., Ltd. 8,152 7,240
#CHC Healthcare Group 104,000 145,981
CHC Resources Corp. 45,900 104,966
Chen Full International Co.,
Ltd. 57,000 74,075
Chenbro Micom Co., Ltd. 37,000 1,115,741
Cheng Fwa Industrial Co., Ltd. 17,000 11,890
Cheng Loong Corp. 519,360 288,899
Cheng Mei Materials
Technology Corp. 224,176 99,906
Cheng Shin Rubber Industry
Co., Ltd. 1,002,341 1,040,131
Cheng Uei Precision Industry
Co., Ltd. 223,050 358,436
#Chenming Electronic
Technology Corp. 59,000 238,948
Chia Chang Co., Ltd. 19,000 25,619
Chicony Electronics Co., Ltd. 361,400 1,528,317
#Chicony Power Technology
Co., Ltd. 98,807 289,919
Chief Telecom, Inc. 14,700 172,626
Chien Shing Harbour Service
Co., Ltd. 22,000 30,845
*Chien Shing Stainless Steel
Co., Ltd., Class A 46,878 14,822
China Airlines, Ltd. 2,459,019 1,599,830
China Bills Finance Corp. 483,000 261,603
China Ecotek Corp. 11,000 19,788
China Fineblanking
Technology Co., Ltd. 25,000 20,616
#China General Plastics Corp. 248,108 89,587
China Glaze Co., Ltd. 77,000 45,963
#*China Man-Made Fiber
Corp. 769,000 156,347
#China Metal Products 196,290 167,614
China Motor Corp. 199,000 377,402
#China Steel Chemical Corp. 63,000 166,820
#China Steel Corp. 2,696,882 1,631,762
China Steel Structure Co., Ltd. 32,000 42,835
China Wire & Cable Co., Ltd. 67,160 83,456
Chinese Maritime Transport,
Ltd. 69,570 129,223
Ching Feng Home Fashions
Co., Ltd. 81,333 52,386
#Chin-Poon Industrial Co., Ltd. 524,126 559,231
Chipbond Technology Corp. 520,000 1,008,165
Shares Value †
TAIWAN — (Continued)
ChipMOS Technologies, Inc. 325,096 $ 343,698
ChipMOS Technologies, Inc.,
ADR 4,941 105,194
Chlitina Holding, Ltd. 33,995 110,585
Chong Hong Construction Co.,
Ltd. 123,940 317,299
Chroma ATE, Inc. 111,560 2,972,175
Chun YU Works & Co., Ltd. 18,900 9,683
#Chun Yuan Steel Industry
Co., Ltd. 301,570 187,862
#Chung Hung Steel Corp. 620,212 298,596
Chung Hwa Chemical
Industrial Works, Ltd. 32,000 36,642
Chung Hwa Food Industrial
Co., Ltd. 7,260 20,381
#Chung Hwa Pulp Corp. 269,629 109,637
Chung Lien Co., Ltd. 4,000 4,840
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 293,000 1,458,280
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 28,535
Chunghwa Precision Test
Tech Co., Ltd. 8,000 418,984
Chunghwa Telecom Co., Ltd. 249,727 1,064,189
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,515 319,989
Chyang Sheng Texing Co.,
Ltd. 67,000 37,052
Cleanaway Co., Ltd. 47,000 369,230
C-Media Electronics, Inc. 30,000 39,865
#CoAsia Electronics Corp. 69,623 122,074
Collins Co., Ltd. 90,000 39,963
#Compal Electronics, Inc. 2,544,747 2,735,887
Compeq Manufacturing Co.,
Ltd. 947,000 2,689,343
Compucase Enterprise 17,000 55,301
Concord International
Securities Co., Ltd. 132,277 68,847
Concord Securities Co., Ltd. 375,835 155,880
Continental Holdings Corp. 259,200 182,547
Contrel Technology Co., Ltd. 72,000 92,398
Coremax Corp. 69,351 144,608
#Coretronic Corp. 242,000 689,607
#Co-Tech Development Corp. 499,253 3,808,426
Coxon Precise Industrial Co.,
Ltd. 93,000 39,026
Cryomax Cooling System
Corp. 33,000 43,208
*CSBC Corp., Class H 262,312 167,246
CTBC Financial Holding Co.,
Ltd. 7,175,654 9,768,749
CTCI Advanced Systems, Inc. 6,000 34,156
#CTCI Corp. 459,266 455,665
CTI Traffic Industries Co., Ltd. 6,000 19,323
#Cub Elecparts, Inc. 26,000 85,846
CviLux Corp. 53,600 142,975
Cyberlink Corp. 29,000 88,676
CyberPower Systems, Inc. 26,250 204,511

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#*CyberTAN Technology, Inc. 255,424 $ 221,432
Cypress Technology Co., Ltd. 10,000 7,921
Cystech Electronics Corp. 4,200 10,356
#DA CIN Construction Co.,
Ltd. 132,400 282,536
Da-Li Development Co., Ltd. 194,920 312,914
#Darfon Electronics Corp. 179,000 209,622
Darwin Precisions Corp. 227,700 82,959
Davicom Semiconductor, Inc. 28,000 22,589
Daxin Materials Corp. 39,100 485,236
De Licacy Industrial Co., Ltd. 214,730 76,138
#Delpha Construction Co., Ltd. 151,000 145,395
Delta Electronics, Inc. 196,699 6,366,595
#Depo Auto Parts Ind Co., Ltd. 66,000 293,061
DFI, Inc. 16,000 35,601
Dimerco Data System Corp. 10,500 41,671
Dimerco Express Corp. 73,878 192,980
#DingZing Advanced
Materials, Inc. 6,000 19,108
D-Link Corp. 455,897 247,665
DONPON PRECISION, Inc. 34,300 53,111
Dr Wu Skincare Co., Ltd. 5,000 19,599
Draytek Corp. 36,000 31,970
Drewloong Precision, Inc. 16,758 82,588
Dyaco International, Inc. 105,879 78,528
Dynamic Holding Co., Ltd. 215,934 631,485
Dynapack International
Technology Corp. 90,000 898,800
E Ink Holdings, Inc. 251,000 1,730,978
E.Sun Financial Holding Co.,
Ltd. 3,412,350 3,302,346
#Eastech Holding, Ltd. 32,000 113,464
Eastern Media International
Corp. 136,399 91,625
#Eclat Textile Co., Ltd. 69,143 923,301
eCloudvalley Digital
Technology Co., Ltd. 21,000 48,980
ECOVE Environment Corp. 21,000 197,424
#Edimax Technology Co., Ltd. 131,313 84,578
Edison Opto Corp. 64,000 37,266
#Edom Technology Co., Ltd. 92,578 114,439
eGalax_eMPIA Technology,
Inc. 16,559 20,496
#Egis Technology, Inc. 37,000 165,496
#*EirGenix, Inc. 60,000 130,770
#Elan Microelectronics Corp. 224,600 905,969
E-Lead Electronic Co., Ltd. 27,227 39,015
E-LIFE MALL Corp. 48,000 103,367
#Elite Advanced Laser Corp. 59,723 532,322
Elite Material Co., Ltd. 189,162 8,368,639
#Elite Semiconductor
Microelectronics Technology,
Inc. 205,000 602,176
#Elitegroup Computer Systems
Co., Ltd. 241,087 159,203
#eMemory Technology, Inc. 19,000 1,229,953
Emerging Display
Technologies Corp. 62,000 41,648
Ennoconn Corp. 48,893 465,216
Shares Value †
TAIWAN — (Continued)
Ennostar, Inc. 489,933 $ 547,451
EnTie Commercial Bank Co.,
Ltd. 250,000 107,349
EOI Investment Holdings Co.,
Ltd. 61,000 37,404
*Epileds Technologies, Inc. 53,000 33,620
#Episil Technologies, Inc. 51,000 93,735
#Episil-Precision, Inc. 55,000 100,550
#Eris Technology Corp. 9,687 51,522
#Eson Precision Ind Co., Ltd. 73,000 195,911
Eternal Materials Co., Ltd. 602,293 800,354
*Etron Technology, Inc. 9,000 10,686
#Eurocharm Holdings Co., Ltd. 19,000 76,331
EVA Airways Corp. 2,241,132 2,639,113
Ever Ohms Technology Co.,
Ltd. 22,000 20,360
Ever Supreme Bio Technology
Co., Ltd. 8,799 46,226
*Everest Textile Co., Ltd. 287,794 52,988
Evergreen Aviation
Technologies Corp. 40,000 192,577
#Evergreen International
Storage & Transport Corp. 215,500 401,683
Evergreen Marine Corp.
Taiwan, Ltd. 144,000 906,412
EVERGREEN Steel Corp. 121,000 419,196
#Everlight Chemical Industrial
Corp. 352,155 214,792
Everlight Electronics Co., Ltd. 232,225 442,679
Evertop Wire Cable Corp. 24,000 26,544
Excel Cell Electronic Co., Ltd. 32,000 21,392
Excelsior Medical Co., Ltd. 79,762 220,285
EZconn Corp. 4,000 122,182
Falcon Machine Tools Co., Ltd. 51,000 30,941
Far Eastern Department
Stores, Ltd. 496,249 349,494
Far Eastern International Bank 2,065,949 850,143
Far Eastern New Century
Corp. 1,331,625 1,147,915
Far EasTone
Telecommunications Co., Ltd. 689,907 2,075,938
#Faraday Technology Corp. 113,548 674,100
Farcent Enterprise Co., Ltd. 5,000 8,490
Farglory F T Z Investment
Holding Co., Ltd. 109,377 172,386
#Farglory Land Development
Co., Ltd. 179,575 314,859
#*Federal Corp. 220,567 141,706
Feedback Technology Corp. 32,401 113,832
Feng Hsin Steel Co., Ltd. 259,000 533,317
#Feng TAY Enterprise Co.,
Ltd. 260,492 1,033,799
FineTek Co., Ltd. 8,971 33,560
Firich Enterprises Co., Ltd. 136,000 105,514
#First Copper Technology Co.,
Ltd. 159,000 216,976
First Financial Holding Co.,
Ltd. 2,526,376 2,346,314

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
First Hi-Tec Enterprise Co.,
Ltd. 37,282 $ 427,504
First Insurance Co., Ltd. (The) 135,000 115,497
*First Steamship Co., Ltd. 435,553 81,610
FIT Holding Co., Ltd. 25,000 30,131
#Fittech Co., Ltd. 47,293 106,306
#FLEXium Interconnect, Inc. 206,515 424,571
#Flytech Technology Co., Ltd. 51,312 177,767
#FocalTech Systems Co., Ltd. 159,000 306,197
Forcecon Tech Co., Ltd. 53,219 189,567
Forest Water Environment
Engineering Co., Ltd. 33,171 43,486
Formosa Advanced
Technologies Co., Ltd. 85,000 104,933
Formosa International Hotels
Corp. 49,246 305,174
Formosa Laboratories, Inc. 71,108 143,414
Formosa Oilseed Processing
Co., Ltd. 23,210 23,104
Formosa Optical Technology
Co., Ltd. 11,000 35,031
Formosa Petrochemical Corp. 253,000 367,883
Formosa Plastics Corp. 2,059,000 2,551,898
#Formosa Sumco Technology
Corp. 44,000 143,131
Formosan Union Chemical
Corp. 209,304 113,364
#Fortune Electric Co., Ltd. 52,250 1,215,274
Fositek Corp. 8,000 378,647
Founding Construction &
Development Co., Ltd. 98,208 47,601
Foxsemicon Integrated
Technology, Inc. 43,845 529,147
Franbo Lines Corp. 98,663 69,325
Froch Enterprise Co., Ltd. 138,000 62,399
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,910 41,916
#Fu Hua Innovation Co., Ltd. 330,926 210,993
Fubon Financial Holding Co.,
Ltd. 1,461,295 4,335,256
#Fulgent Sun International
Holding Co., Ltd. 113,601 355,130
#*Fulltech Fiber Glass Corp.,
Class A 296,424 696,198
Fusheng Precision Co., Ltd. 72,000 567,971
Fwusow Industry Co., Ltd. 187,109 83,082
G Shank Enterprise Co., Ltd. 108,713 341,264
*G Tech Optoelectronics Corp. 75,710 90,140
Gallant Precision Machining
Co., Ltd. 43,000 129,807
#Gamania Digital
Entertainment Co., Ltd. 93,000 179,701
#*GCS Holdings, Inc. 27,000 160,291
GEM Services, Inc. 30,200 80,066
Gemtek Technology Corp. 879,348 748,022
General Interface Solution GIS
Holding, Ltd. 138,000 222,211
General Plastic Industrial Co.,
Ltd. 42,114 38,427
Shares Value †
TAIWAN — (Continued)
Generalplus Technology, Inc. 32,000 $ 40,753
Genesys Logic, Inc. 24,000 84,317
Genius Electronic Optical Co.,
Ltd. 79,646 1,086,871
Genmont Biotech, Inc. 23,000 13,916
Genovate Biotechnology Co.,
Ltd. 35,047 22,744
GeoVision, Inc. 38,130 57,429
Getac Holdings Corp. 167,000 749,683
GFC, Ltd. 12,000 48,404
Giant Manufacturing Co., Ltd. 212,159 700,502
Giantplus Technology Co., Ltd. 173,000 66,969
Gigabyte Technology Co., Ltd. 336,000 3,065,873
Gigasolar Materials Corp. 25,423 56,071
#*Gigastorage Corp. 240,060 148,373
Global Brands Manufacture,
Ltd. 308,772 1,175,184
Global Lighting Technologies,
Inc. 8,000 10,891
Global Mixed Mode
Technology, Inc. 39,000 296,233
Global PMX Co., Ltd. 20,000 92,710
Global Unichip Corp. 34,000 1,692,203
Globalwafers Co., Ltd. 96,000 1,586,416
Globe Union Industrial Corp. 132,480 44,388
#Gloria Material Technology
Corp. 313,636 346,886
*GlycoNex, Inc. 41,000 30,676
#GMI Technology, Inc. 38,187 48,446
Gold Circuit Electronics, Ltd. 250,900 3,799,289
Golden Long Teng
Development Co., Ltd. 10,000 8,962
Goldsun Building Materials
Co., Ltd. 678,788 799,327
Good Will Instrument Co., Ltd. 22,000 40,792
#Gordon Auto Body Parts 112,000 115,676
Gourmet Master Co., Ltd. 51,026 116,025
Grand Fortune Securities Co.,
Ltd. 230,476 89,218
#Grand Pacific Petrochemical 284,000 95,156
Grand Process Technology
Corp. 8,000 378,647
*GrandTech CG Systems, Inc. 27,890 48,901
Grape King Bio, Ltd. 60,000 241,046
#Great Tree Pharmacy Co.,
Ltd. 47,558 170,950
Great Wall Enterprise Co., Ltd. 325,614 550,793
Greatek Electronics, Inc. 185,000 424,271
*Green World FinTech Service
Co., Ltd. 40,000 77,551
Group Up Industrial Co., Ltd. 15,000 135,893
GTM Holdings Corp. 82,350 81,303
Gudeng Precision Industrial
Co., Ltd. 35,344 405,856
*Hai Kwang Enterprise Corp. 74,358 35,194
*HannsTouch Holdings Co. 297,941 62,126
Harvatek Corp. 103,239 68,174
Heran Co., Ltd. 33,600 69,624
#Hey Song Corp. 191,500 232,671

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Hi-Clearance, Inc. 9,444 $ 42,242
Highlight Tech Corp. 18,400 26,336
*<High-Tek Harness
Enterprise Co., Ltd. 21,000 1,018
Highwealth Construction Corp. 684,112 867,908
Hi-Lai Foods Co., Ltd. 10,000 52,048
HIM International Music, Inc. 19,800 60,222
Hiroca Holdings, Ltd. 43,000 29,794
Hitron Technology, Inc. 72,000 57,031
Hiwin Mikrosystem Corp. 8,000 29,537
#Hiwin Technologies Corp. 138,767 1,008,894
Hiyes International Co., Ltd. 36,569 99,687
Hocheng Corp. 206,580 120,288
Holiday Entertainment Co.,
Ltd. 32,850 64,758
Holtek Semiconductor, Inc. 39,000 51,381
Holy Stone Enterprise Co., Ltd. 67,200 249,205
Hon Hai Precision Industry
Co., Ltd. 1,403,177 11,753,621
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 36,243 603,808
Hong Pu Real Estate
Development Co., Ltd. 111,695 94,651
Hong TAI Electric Industrial 151,000 193,533
Hota Industrial Manufacturing
Co., Ltd. 155,439 300,856
Hotai Motor Co., Ltd. 78,800 1,450,857
Hotron Precision Electronic
Industrial Co., Ltd. 46,713 21,882
Hsin Ba Ba Corp. 13,000 19,918
Hsin Kuang Steel Co., Ltd. 156,000 201,464
Hsin Yung Chien Co., Ltd. 14,000 41,033
#Hu Lane Associate, Inc. 88,538 378,737
HUA ENG Wire & Cable Co.,
Ltd. 146,000 156,966
Hua Jung Components Co.,
Ltd. 65,000 40,174
Hua Nan Financial Holdings
Co., Ltd. 1,795,561 1,705,552
#Hua Yu Lien Development
Co., Ltd. 81,989 165,893
Huaku Development Co., Ltd. 198,861 672,767
#Huang Hsiang Construction
Corp. 75,504 101,316
Hung Ching Development &
Construction Co., Ltd. 101,000 89,530
#Hung Sheng Construction,
Ltd. 211,608 146,620
Huxen Corp. 21,000 33,063
Hwa Fong Rubber Industrial
Co., Ltd. 117,687 57,808
Hwacom Systems, Inc. 120,000 95,443
#Hwang Chang General
Contractor Co., Ltd. 94,724 213,846
Ibase Technology, Inc. 72,000 114,765
IBF Financial Holdings Co.,
Ltd. 2,003,760 994,026
IC Plus Corp. 7,000 11,636
ICARES Medicus, Inc. 9,350 26,948
Shares Value †
TAIWAN — (Continued)
Ichia Technologies, Inc. 176,000 $ 292,560
#I-Chiun Precision Industry
Co., Ltd. 68,501 163,782
*Ideal Bike Corp. 59,711 11,713
IKKA Holdings Cayman, Ltd. 6,286 17,156
Info-Tek Corp. 40,000 47,559
Ingentec Corp. 11,025 89,660
Innodisk Corp. 43,258 606,493
Innolux Corp. 4,298,580 1,859,768
#Inpaq Technology Co., Ltd. 53,657 151,680
#Insyde Software Corp. 16,800 124,602
Intai Technology Corp. 17,400 56,602
#Integrated Service
Technology, Inc. 41,382 148,750
IntelliEPI, Inc. 10,000 50,909
#International Games System
Co., Ltd. 140,000 3,279,008
#Inventec Corp. 912,944 1,363,135
#Iron Force Industrial Co., Ltd. 39,816 123,045
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 55,000 82,927
ITE Technology, Inc. 84,000 356,592
#ITEQ Corp. 226,019 860,227
Jarllytec Co., Ltd. 26,650 85,218
#Jean Co., Ltd. 108,149 89,711
Jentech Precision Industrial
Co., Ltd. 18,698 1,295,558
Jetway Information Co., Ltd. 24,500 42,639
#Jetwell Computer Co., Ltd. 49,280 284,545
Jia Wei Lifestyle, Inc. 22,050 28,548
Jih Lin Technology Co., Ltd.,
Class A 32,000 55,899
Jiin Yeeh Ding Enterprise Co.,
Ltd. 31,000 64,741
#Jinan Acetate Chemical Co.,
Ltd. 389,470 765,232
Johnson Health Tech Co., Ltd. 61,000 317,491
#Joinsoon Electronics
Manufacturing Co., Ltd. 42,000 17,761
Jourdeness Group, Ltd. 22,000 23,545
#JPC connectivity, Inc. 29,000 158,014
#JPP Holding Co., Ltd. 24,151 250,223
#JSL Construction &
Development Co., Ltd. 91,776 152,258
K Laser Technology, Inc. 80,000 40,597
Kaori Heat Treatment Co., Ltd. 24,147 490,151
Kedge Construction Co., Ltd. 37,924 108,562
Keding Enterprises Co., Ltd. 6,000 21,567
#KEE TAI Properties Co., Ltd. 235,266 80,741
Kenda Rubber Industrial Co.,
Ltd. 410,557 267,775
Kent Industrial Co., Ltd. 14,000 11,363
Kerry TJ Logistics Co., Ltd. 69,000 75,417
Key Ware Electronics Co., Ltd. 57,164 44,257
Keystone Microtech Corp. 8,000 110,601
KGI Financial Holding Co., Ltd. 5,595,806 2,894,288
#KHGEARS International, Ltd. 12,000 68,118
#Kindom Development Co.,
Ltd. 253,720 274,841

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
King Chou Marine Technology
Co., Ltd. 39,220 $ 65,322
King Polytechnic Engineering
Co., Ltd. 25,200 37,340
King Slide Works Co., Ltd. 23,000 3,075,046
King Yuan Electronics Co., Ltd. 1,503,545 10,613,489
#*King's Town Construction
Co., Ltd. 50,000 67,906
#Kinik Co. 51,000 521,762
Kinko Optical Co., Ltd. 77,871 116,524
#Kinpo Electronics 1,239,000 916,927
#Kinsus Interconnect
Technology Corp. 258,000 1,145,604
KMC Kuei Meng International,
Inc. 35,581 104,286
#KNH Enterprise Co., Ltd. 81,000 44,530
Ko Ja Cayman Co., Ltd. 34,000 40,314
KS Terminals, Inc. 84,162 137,436
Kung Long Batteries Industrial
Co., Ltd. 34,000 134,381
*Kung Sing Engineering Corp. 235,738 88,955
#Kuo Toong International Co.,
Ltd. 120,917 227,351
Kuo Yang Construction Co.,
Ltd. 124,000 76,035
Kwong Lung Enterprise Co.,
Ltd. 62,000 96,405
L&K Engineering Co., Ltd. 122,880 1,912,692
La Kaffa International Co., Ltd. 22,000 53,030
Lang, Inc. 14,000 23,909
#Lanner Electronics, Inc. 77,080 202,347
Largan Precision Co., Ltd. 12,000 864,643
Laster Tech Co., Ltd. 63,898 43,235
*Leader Electronics, Inc. 107,549 38,834
Leadtrend Technology Corp. 28,623 44,926
Lealea Enterprise Co., Ltd. 506,290 107,217
Leatec Fine Ceramics Co., Ltd. 33,000 29,843
LEE CHI Enterprises Co., Ltd. 96,000 36,850
Lelon Electronics Corp. 82,634 293,000
Lemtech Holdings Co., Ltd. 31,866 83,031
Leo Systems, Inc. 33,000 38,162
*Leofoo Development Co., Ltd. 75,104 41,167
*Li Peng Enterprise Co., Ltd.,
Class A 389,366 70,296
#Lian HWA Food Corp. 71,803 259,267
Lien Hwa Industrial Holdings
Corp. 467,863 734,341
Lingsen Precision Industries,
Ltd. 215,000 144,075
Lintes Technology Co., Ltd. 2,000 5,986
Lion Travel Service Co., Ltd. 29,000 148,108
Lite-On Technology Corp. 1,937,164 11,311,309
Liton Technology Corp. 44,000 68,345
*Long Bon International Co.,
Ltd. 65,000 31,082
Long Da Construction &
Development Corp. 94,000 87,300
Longchen Paper & Packaging
Co., Ltd. 513,331 156,466
Shares Value †
TAIWAN — (Continued)
Longwell Co. 75,000 $ 458,671
Loop Telecommunication
International, Inc. 18,000 26,730
Lotes Co., Ltd. 44,089 1,979,208
Lotus Pharmaceutical Co., Ltd. 77,000 740,168
Loyalty Founder Enterprise
Co., Ltd. 36,000 35,249
Lu Hai Holding Corp. 8,401 7,160
Lucky Cement Corp. 68,000 33,070
Lumax International Corp., Ltd. 44,030 141,940
*Lung Yen Life Service Corp.,
Class A 102,000 172,538
Lungteh Shipbuilding Co., Ltd. 38,850 152,286
Luxe Green Energy
Technology Co., Ltd. 45,320 32,802
LuxNet Corp. 9,461 62,784
Macauto Industrial Co., Ltd.,
Class A 28,000 54,195
Machvision, Inc. 5,000 91,572
Macnica Galaxy, Inc. 3,000 8,578
Macroblock, Inc. 15,000 28,740
Macronix International Co.,
Ltd. 1,665,974 1,690,849
#Magnate Technology Co.,
Ltd. 36,000 49,771
Makalot Industrial Co., Ltd. 171,273 1,498,729
#Marketech International Corp. 46,000 368,108
#Materials Analysis
Technology, Inc. 37,410 247,039
Maxigen Biotech, Inc. 18,000 24,856
Mayer Steel Pipe Corp. 110,040 85,194
MediaTek, Inc. 233,048 9,931,130
Mega Financial Holding Co.,
Ltd. 2,067,788 2,717,499
Mercuries & Associates
Holding, Ltd. 289,008 134,440
Mercuries Data Systems, Ltd. 71,322 59,394
*Mercuries Life Insurance Co.,
Ltd. 2,245,020 528,008
Merida Industry Co., Ltd. 166,000 539,995
#Merry Electronics Co., Ltd. 171,565 572,051
METAAGE Corp. 56,000 95,091
#*Microbio Co., Ltd. 324,998 232,587
#Micro-Star International Co.,
Ltd. 411,394 1,465,393
Mildef Crete, Inc. 32,000 111,903
#MIN AIK Technology Co., Ltd. 79,000 56,665
Mobiletron Electronics Co.,
Ltd. 32,600 31,973
Momo.com, Inc. 56,711 430,761
MOSA Industrial Corp. 134,390 74,100
Mosel Vitelic, Inc. 46,000 51,101
Motech Industries, Inc. 249,000 137,699
MPI Corp. 58,000 3,962,135
MSSCORPS Co., Ltd. 31,324 174,752
My Humble House Hospitality
Management Consulting 30,000 36,011
Nak Sealing Technologies
Corp. 41,000 142,042

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Namchow Holdings Co., Ltd. 114,000 $ 143,515
#Nan Juen International Co.,
Ltd. 11,000 100,550
Nan Liu Enterprise Co., Ltd. 18,000 25,822
Nan Pao Resins Chemical
Co., Ltd. 22,000 263,004
Nan Ren Lake Leisure
Amusement Co., Ltd. 117,000 37,832
Nan Ya Plastics Corp. 1,719,187 2,320,883
Nan Ya Printed Circuit Board
Corp. 107,000 1,011,141
Nang Kuang Pharmaceutical
Co., Ltd. 26,000 32,816
*Nanya Technology Corp. 683,110 2,944,344
#National Aerospace
Fasteners Corp. 10,000 34,970
National Petroleum Co., Ltd.,
Class A 67,000 124,885
#Netronix, Inc. 30,000 131,746
*New Asia Construction &
Development Corp., Class H 51,000 24,554
New Best Wire Industrial Co.,
Ltd. 28,000 26,596
*Newmax Technology Co., Ltd. 49,000 48,935
Nextronics Engineering Corp. 40,000 146,384
Nichidenbo Corp. 108,424 318,137
Nidec Chaun-Choung
Technology Corp. 8,000 35,523
Nien Made Enterprise Co., Ltd. 99,000 1,191,568
Niko Semiconductor Co., Ltd. 44,637 82,185
#Nova Technology Corp. 20,000 111,903
#Novatek Microelectronics
Corp. 279,000 3,566,800
Nuvoton Technology Corp. 129,140 258,776
Nyquest Technology Co., Ltd. 3,000 4,026
O-Bank Co., Ltd. 870,746 256,343
Ocean Plastics Co., Ltd. 110,000 128,818
OK Biotech Co., Ltd. 56,572 25,948
Optimax Technology Corp. 65,000 42,500
Orient Europharma Co., Ltd. 24,000 36,147
Orient Semiconductor
Electronics, Ltd. 237,605 375,642
Oriental Union Chemical Corp. 387,992 150,825
O-TA Precision Industry Co.,
Ltd. 45,000 108,617
Pacific Hospital Supply Co.,
Ltd. 21,396 61,527
Paiho Shih Holdings Corp. 91,875 74,568
Pan German Universal Motors,
Ltd. 8,000 75,599
Pan Jit International, Inc. 196,046 537,610
#Pan Ram International Corp. 57,000 79,731
#Pan-International Industrial
Corp. 429,000 784,288
Panion & BF Biotech, Inc. 23,000 49,530
Parade Technologies, Ltd. 37,000 818,451
Paragon Technologies Co.,
Ltd. 19,000 13,010
#Parpro Corp. 38,000 65,268
Shares Value †
TAIWAN — (Continued)
*PChome Online, Inc., Class A 124,107 $ 140,696
#PCL Technologies, Inc. 43,961 171,605
P-Duke Technology Co., Ltd. 26,284 87,211
Pegatron Corp. 1,285,261 3,102,253
#Pegavision Corp. 27,113 300,315
#PharmaEngine, Inc. 56,000 129,521
PharmaEssentia Corp. 92,107 1,492,121
#*Phihong Technology Co.,
Ltd. 296,000 293,679
Phison Electronics Corp. 54,000 1,870,791
Phoenix Silicon International
Corp. 94,686 534,401
Phoenix Tours International,
Inc. 22,750 38,261
*Phytohealth Corp. 99,000 44,925
#Pixart Imaging, Inc. 84,000 633,942
Planet Technology Corp. 26,000 112,065
Podak Co., Ltd. 14,000 21,131
Polytronics Technology Corp.,
Class A 16,470 24,645
Posiflex Technology, Inc. 24,698 174,343
Power Wind Health Industry,
Inc. 27,809 148,358
*Powerchip Semiconductor
Manufacturing Corp. 2,277,000 2,333,219
Powertech Technology, Inc. 524,900 2,953,961
Powertip Technology Corp. 92,728 37,102
Poya International Co., Ltd. 40,254 595,148
President Chain Store Corp. 150,768 1,169,714
President Securities Corp. 647,950 499,542
Primax Electronics, Ltd. 233,000 629,095
Prince Housing &
Development Corp. 608,000 176,421
*Princeton Technology Corp.,
Class F 82,000 38,145
Pro Hawk Corp. 13,000 63,433
Prolific Technology, Inc. 26,000 17,423
#Promate Electronic Co., Ltd. 107,997 166,874
PSS Co., Ltd., Class F 12,000 59,139
Qisda Corp. 834,657 843,047
QST International Corp. 52,089 72,014
#Qualipoly Chemical Corp. 43,547 256,401
Quang Viet Enterprise Co.,
Ltd. 35,410 88,925
#Quanta Computer, Inc. 744,007 7,272,831
Quanta Storage, Inc. 124,000 429,589
Quaser Machine Tools, Inc.,
Class A 3,000 5,036
Quintain Steel Co., Ltd. 177,301 50,293
Radiant Opto-Electronics Corp. 66,000 283,400
Radium Life Tech Co., Ltd. 532,706 190,617
Rafael Microelectronics, Inc. 9,619 34,889
#Raydium Semiconductor
Corp. 19,000 150,499
RDC Semiconductor Co., Ltd. 3,000 14,004
Realtek Semiconductor Corp. 166,098 2,782,618
Rechi Precision Co., Ltd. 220,185 165,456
Rexon Industrial Corp., Ltd. 51,000 45,789
Rich Development Co., Ltd. 352,068 97,119

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Right WAY Industrial Co., Ltd. 56,000 $ 22,498
#RiTdisplay Corp. 66,804 71,930
*Ritek Corp. 581,093 188,462
Rodex Fasteners Corp. 11,000 10,091
Ruentex Development Co.,
Ltd. 735,516 713,001
Ruentex Engineering &
Construction Co. 55,120 300,335
Run Long Construction Co.,
Ltd. 313,800 387,899
#Sakura Development Co.,
Ltd. 154,987 242,758
Sampo Corp. 203,200 162,608
#San Fang Chemical Industry
Co., Ltd. 103,648 104,353
San Fu Chemical Co., Ltd. 10,000 35,295
San Lien Technology Corp.,
Ltd. 9,000 24,212
San Shing Fastech Corp.,
Class A 35,565 59,466
Sanyang Motor Co., Ltd. 374,900 736,605
Savior Lifetec Corp. 166,659 92,706
Scan-D Corp., Class D 14,000 12,774
SCI Pharmtech, Inc. 36,968 69,268
#ScinoPharm Taiwan, Ltd. 156,000 89,060
SciVision Biotech, Inc. 23,000 67,337
#SDI Corp. 67,000 186,347
Sea & Land Integrated Corp. 23,400 14,272
Sea Sonic Electronics Co., Ltd. 15,000 33,668
Senao International Co., Ltd. 39,000 36,855
Senao Networks, Inc. 19,467 96,572
Sensortek Technology Corp. 10,000 61,969
Sercomm Corp. 256,000 825,269
Sesoda Corp. 128,565 126,302
#Shanghai Commercial &
Savings Bank, Ltd. (The) 1,660,289 2,138,754
Shan-Loong Transportation
Co., Ltd., Class A 60,000 27,813
Sharehope Medicine Co., Ltd. 56,298 44,502
ShenMao Technology, Inc. 69,922 230,867
Shieh Yih Machinery Industry
Co., Ltd. 42,000 29,238
#Shih Her Technologies, Inc. 21,466 121,153
Shih Wei Navigation Co., Ltd. 321,807 183,719
*Shihlin Development Co., Ltd. 59,000 20,728
#Shihlin Electric & Engineering
Corp. 139,000 902,069
*Shihlin Paper Corp. 15,000 26,691
Shin Hsiung Natural Gas Co.,
Ltd. 32,039 42,367
Shin Ruenn Development Co.,
Ltd. 31,785 60,177
#Shin Zu Shing Co., Ltd. 86,434 594,671
Shinfox Energy Co., Ltd. 51,958 102,763
*Shining Building Business
Co., Ltd. 264,439 77,936
Shinkong Insurance Co., Ltd. 101,000 369,620
#Shinkong Synthetic Fibers
Corp. 804,000 349,156
Shares Value †
TAIWAN — (Continued)
Shiny Brands Group Co., Ltd. 13,200 $ 44,657
Shiny Chemical Industrial Co.,
Ltd. 55,998 265,955
Shun On Electronic Co., Ltd. 13,000 10,889
#Shuttle, Inc. 249,000 150,659
Sigurd Microelectronics Corp. 365,770 1,243,387
#Silergy Corp. 105,000 759,979
Silicon Optronics, Inc. 12,000 23,461
Silicon Power Computer &
Communications, Inc. 23,000 28,955
Simplo Technology Co., Ltd. 78,600 896,175
Sinbon Electronics Co., Ltd. 123,616 850,486
Sincere Navigation Corp. 321,868 253,382
Single Well Industrial Corp. 13,500 11,154
#Sinmag Equipment Corp. 27,196 118,990
Sino Tactful Co., Ltd. 13,000 8,458
Sino-American Silicon
Products, Inc. 376,000 1,528,903
Sinon Corp. 367,000 509,175
SinoPac Financial Holdings
Co., Ltd. 4,954,866 4,134,293
Sinopower Semiconductor, Inc. 6,600 23,080
Sinphar Pharmaceutical Co.,
Ltd. 100,013 104,597
Sinyi Realty, Inc. 142,077 104,683
Sitronix Technology Corp. 65,000 423,945
Siward Crystal Technology
Co., Ltd. 94,000 68,954
Sixxon Tech Co., Ltd. 8,000 42,419
Solar Applied Materials
Technology Corp. 240,037 463,036
Solteam, Inc. 37,265 58,611
Song Shang Electronics Co.,
Ltd. 45,000 31,473
Sonix Technology Co., Ltd. 72,000 82,327
Southeast Cement Co., Ltd. 119,000 64,259
Speed Tech Corp. 60,000 92,320
Sporton International, Inc. 53,694 312,652
Sports Gear Co., Ltd. 44,000 161,023
St. Shine Optical Co., Ltd. 32,000 135,845
Standard Chemical &
Pharmaceutical Co., Ltd. 46,330 83,644
Standard Foods Corp. 272,002 277,833
Stark Technology, Inc. 42,800 222,764
*Starlux Airlines Co., Ltd.,
Class A 125,000 97,590
S-Tech Corp. 106,507 81,073
#Sun Max Tech, Ltd. 43,990 120,060
Sun Yad Construction Co., Ltd. 339,667 173,474
#*Sunfun Info Co., Ltd. 80,900 86,319
Sunjuice Holdings Co., Ltd. 8,410 39,942
*Sunko INK Co., Ltd. 90,000 34,840
SunMax Biotechnology Co.,
Ltd. 22,000 279,106
#Sunny Friend Environmental
Technology Co., Ltd. 48,608 130,924
Sunonwealth Electric Machine
Industry Co., Ltd. 133,000 653,297

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Sunplus Innovation
Technology, Inc. 26,694 $ 117,662
#Sunplus Technology Co., Ltd. 319,000 223,625
Sunrex Technology Corp. 81,581 110,399
Sunspring Metal Corp. 59,000 42,224
Superalloy Industrial Co., Ltd. 66,000 102,088
Superior Plating Technology
Co., Ltd. 6,000 8,588
#Supreme Electronics Co., Ltd. 500,285 1,074,097
#Swancor Holding Co., Ltd. 39,000 157,949
Sweeten Real Estate
Development Co., Ltd. 84,203 77,243
#Symtek Automation Asia Co.,
Ltd. 28,092 143,928
#Syncmold Enterprise Corp. 68,750 154,313
Synmosa Biopharma Corp. 236,813 258,452
#Synnex Technology
International Corp. 438,810 810,787
Syn-Tech Chem & Pharm Co.,
Ltd. 4,000 10,032
Syscom Computer Engineering
Co. 19,000 35,415
Systex Corp. 118,000 497,089
TA Chen Stainless Pipe 1,104,400 1,318,483
Ta Liang Technology Co., Ltd. 2,000 10,800
Ta Ya Electric Wire & Cable 767,944 1,049,206
TAI Roun Products Co., Ltd. 18,000 7,641
TA-I Technology Co., Ltd. 50,064 101,786
#Tai Tung Communication
Co., Ltd. 76,789 56,953
Taichung Commercial Bank
Co., Ltd. 1,812,831 1,261,982
TaiDoc Technology Corp. 40,323 161,339
Taiflex Scientific Co., Ltd. 204,680 453,424
Taimide Tech, Inc. 52,252 103,005
Tainan Enterprises Co., Ltd. 65,000 57,513
Tainan Spinning Co., Ltd. 771,171 316,085
*Tainergy Tech Co., Ltd. 80,000 38,385
Tai-Saw Technology Co., Ltd. 53,000 42,671
TaiSol Electronics Co., Ltd. 40,000 68,963
Taisun Enterprise Co., Ltd. 155,000 93,279
Taita Chemical Co., Ltd. 147,351 52,726
#TAI-TECH Advanced
Electronics Co., Ltd. 28,000 137,081
Taiwan Business Bank 3,539,585 1,767,432
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 46,684 65,301
Taiwan Cogeneration Corp. 250,686 393,468
Taiwan Cooperative Financial
Holding Co., Ltd. 1,944,393 1,502,207
Taiwan Environment Scientific
Co., Ltd. 12,240 7,585
#Taiwan FamilyMart Co., Ltd. 29,000 180,655
Taiwan Fertilizer Co., Ltd. 465,000 728,335
Taiwan Fire & Marine
Insurance Co., Ltd. 157,040 183,906
Taiwan Fructose Co., Ltd. 60,200 36,033
Taiwan FU Hsing Industrial
Co., Ltd. 69,600 116,374
Shares Value †
TAIWAN — (Continued)
#*Taiwan Glass Industry Corp. 831,671 $ 757,516
Taiwan High Speed Rail Corp. 567,000 504,455
Taiwan Hon Chuan Enterprise
Co., Ltd. 199,766 822,042
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 114,577 116,661
Taiwan IC Packaging Corp. 54,000 30,916
*<Taiwan Land Development
Corp. 371,640 6,075
Taiwan Line Tek Electronic 52,000 41,528
#Taiwan Mask Corp. 124,000 155,298
Taiwan Mobile Co., Ltd. 889,800 3,169,484
#Taiwan Navigation Co., Ltd. 145,000 137,260
Taiwan Paiho, Ltd. 200,892 373,801
Taiwan PCB Techvest Co.,
Ltd. 176,800 203,020
Taiwan Sakura Corp. 72,512 200,970
Taiwan Sanyo Electric Co.,
Ltd. 55,750 64,109
Taiwan Secom Co., Ltd. 161,330 566,788
#Taiwan Semiconductor Co.,
Ltd. 159,000 284,474
Taiwan Semiconductor
Manufacturing Co., Ltd. 2,033,465 99,222,455
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 88,533,416
Taiwan Styrene Monomer 281,832 77,378
#Taiwan Surface Mounting
Technology Corp. 202,867 725,916
Taiwan Takisawa Technology
Co., Ltd. 14,000 16,486
Taiwan Taxi Co., Ltd. 23,800 102,196
#*Taiwan TEA Corp. 392,704 177,567
#Taiwan Union Technology
Corp. 152,000 1,906,119
#Taiwan-Asia Semiconductor
Corp. 241,005 189,725
Taiyen Biotech Co., Ltd. 74,000 76,790
#Tatung Co., Ltd. 794,200 935,234
TBI Motion Technology Co.,
Ltd. 83,000 104,759
TCC Group Holdings Co., Ltd. 3,086,215 2,218,710
TCI Co., Ltd. 67,218 248,178
Te Chang Construction Co.,
Ltd. 42,000 84,571
#Teco Electric and Machinery
Co., Ltd. 533,000 2,019,925
Tehmag Foods Corp. 15,650 149,419
#Test Research, Inc. 117,532 598,346
Test Rite International Co., Ltd. 119,389 78,839
Thermaltake Technology Co.,
Ltd. 39,294 40,648
#Thinking Electronic Industrial
Co., Ltd. 37,000 227,481
Thye Ming Industrial Co., Ltd. 53,080 93,586
Tofu Restaurant Co., Ltd. 8,720 56,732
Ton Yi Industrial Corp. 434,200 253,534

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Tong Hsing Electronic
Industries, Ltd. 127,544 $ 520,698
Tong Yang Industry Co., Ltd. 464,040 1,459,701
#Tong-Tai Machine & Tool
Co., Ltd. 182,159 192,582
Top Union Electronics Corp. 22,002 21,472
Topco Scientific Co., Ltd. 64,677 719,545
Topco Technologies Corp. 25,000 50,421
Topkey Corp. 56,000 338,831
#Topoint Technology Co., Ltd. 63,000 242,852
Toung Loong Textile
Manufacturing 43,800 24,649
Trade-Van Information
Services Co. 5,000 15,631
Transcend Information, Inc. 91,483 394,310
Transcom, Inc. 23,118 101,899
Triocean Industrial Corp. Co.,
Ltd. 13,000 38,652
Tripod Technology Corp. 220,970 2,454,743
Trusval Technology Co., Ltd. 31,173 262,133
*TS Financial Holding Co., Ltd. 1,343,807 403,042
TS Financial Holding Co., Ltd. 11,094,392 6,748,809
Tsang Yow Industrial Co., Ltd. 31,000 22,790
Tsann Kuen Enterprise Co.,
Ltd. 30,987 24,696
TSC Auto ID Technology Co.,
Ltd. 16,089 102,319
#TSEC Corp. 303,139 138,548
TSRC Corp. 387,717 189,186
#Ttet Union Corp. 30,000 141,017
TTFB Co., Ltd. 15,833 94,253
TTY Biopharm Co., Ltd. 82,267 212,753
Tul Corp. 18,000 44,735
Tung Ho Steel Enterprise
Corp. 316,510 646,590
*Tung Ho Textile Co., Ltd. 17,000 9,733
Tung Thih Electronic Co., Ltd. 38,824 92,321
#TURVO International Co.,
Ltd. 18,135 118,871
#TXC Corp. 179,411 519,423
#TYC Brother Industrial Co.,
Ltd. 121,000 188,540
Tycoons Group Enterprise 181,949 46,581
Tyntek Corp. 141,167 80,362
TZE Shin International Co, Ltd. 45,000 22,104
*U-BEST Innovative
Technology Co., Ltd. 71,000 42,612
UDE Corp. 36,000 124,134
Ultra Chip, Inc. 37,000 54,824
U-Ming Marine Transport Corp. 394,000 713,894
Unic Technology Corp. 49,000 36,980
#Unimicron Technology Corp. 803,356 4,272,753
#Union Bank Of Taiwan 1,138,593 687,060
Union Insurance Co., Ltd. 47,000 41,051
*Uniplus Electronics Co., Ltd. 48,000 37,084
Uni-President Enterprises
Corp. 1,884,947 4,825,651
Unitech Computer Co., Ltd. 20,000 27,065
Shares Value †
TAIWAN — (Continued)
#Unitech Printed Circuit Board
Corp. 1,974,745 $ 1,692,675
United Alloy-Tech Co. 66,000 116,151
United Integrated Services
Co., Ltd. 103,000 2,888,195
#United Microelectronics Corp. 3,157,453 4,765,812
#United Microelectronics
Corp., Sponsored ADR 6,600 50,886
United Orthopedic Corp. 50,924 206,240
United Radiant Technology 28,000 19,355
United Recommend
International Co., Ltd. 21,255 26,862
United Renewable Energy
Co., Ltd. 956,808 212,894
*<Unity Opto Technology Co.,
Ltd. 115,929 –
Univacco Technology, Inc. 32,000 47,207
Universal Cement Corp. 309,998 312,610
#Universal Microwave
Technology, Inc. 9,000 128,818
Universal Vision Biotechnology
Co., Ltd. 34,468 160,337
UPC Technology Corp. 528,181 174,394
UPI Semiconductor Corp. 33,000 201,815
Userjoy Technology Co., Ltd. 21,424 53,872
#USI Corp. 521,861 175,702
Utechzone Co., Ltd. 22,000 62,191
#UVAT Technology Co., Ltd. 12,000 23,304
Value Valves Co., Ltd. 12,000 32,673
Vanguard International
Semiconductor Corp. 558,857 1,757,961
Ve Wong Corp. 8,000 10,279
Ventec International Group
Co., Ltd. 28,000 81,702
VIA Labs, Inc. 6,000 16,180
#Via Technologies, Inc. 172,000 294,304
Viking Tech Corp. 31,000 42,303
#Visco Vision, Inc. 27,000 174,344
VisEra Technologies Co., Ltd. 12,000 100,712
#Visual Photonics Epitaxy Co.,
Ltd. 182,475 822,120
Vizionfocus, Inc. 20,000 116,782
Voltronic Power Technology
Corp. 24,543 966,040
#Wafer Works Corp. 452,493 460,721
Waffer Technology Corp. 72,974 168,067
Wah Hong Industrial Corp. 30,000 32,839
Wah Lee Industrial Corp. 111,580 328,123
#Walsin Lihwa Corp. 1,696,803 1,650,383
#Walton Advanced
Engineering, Inc. 143,000 112,108
*WE & WIN Development Co.,
Ltd. 143,000 51,867
We&Win Diversification Co.,
Ltd. 70,652 49,299
WEI Chih Steel Industrial Co.,
Ltd. 90,000 46,843
Wei Chuan Foods Corp. 171,000 83,717
#Weikeng Industrial Co., Ltd. 470,076 449,570

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Well Shin Technology Co., Ltd. 53,000 $ 90,687
Welldone Co. 22,000 35,926
WELLELL, Inc. 39,000 27,213
#Weltrend Semiconductor 63,000 99,292
*Wha Yu Industrial Co., Ltd. 64,000 28,939
Wholetech System Hitech, Ltd. 29,000 114,147
Win Semiconductors Corp. 296,868 1,038,135
Winbond Electronics Corp. 1,729,950 3,050,105
Winmate, Inc. 9,000 48,307
Winstek Semiconductor Co.,
Ltd. 30,000 93,491
*<Wintek Corp. 312,087 –
WinWay Technology Co., Ltd. 12,000 1,026,642
#Wisdom Marine Lines Co.,
Ltd. 445,070 915,013
Wiselink Co., Ltd. 44,802 268,891
#Wistron Corp. 1,260,506 6,171,112
#WITS Corp. 27,791 112,101
Wiwynn Corp. 43,000 6,105,689
WNC Corp. 256,286 1,046,287
Wonderful Hi-Tech Co., Ltd. 73,000 108,760
Wowprime Corp. 56,075 393,096
#WPG Holdings, Ltd. 623,756 1,223,528
#WT Microelectronics Co., Ltd. 252,610 1,175,083
XAC Automation Corp. 18,000 17,566
#XinTec, Inc. 103,000 512,638
#Xxentria Technology
Materials Corp. 95,000 106,771
Ya Horng Electronic Co., Ltd. 8,000 14,677
Yageo Corp. 571,364 4,628,009
Yankey Engineering Co., Ltd. 37,569 562,172
#YC INOX Co., Ltd. 319,982 200,373
YCC Parts Manufacturing Co.,
Ltd. 14,000 19,629
#Yea Shin International
Development Co., Ltd. 190,135 152,771
*Yeh-Chiang Technology Corp. 10,000 8,442
#Yem Chio Co., Ltd. 288,660 124,418
Yen Sun Technology Corp. 21,000 31,526
Yeong Guan Energy
Technology Group Co., Ltd. 62,973 40,765
YFC-Boneagle Electric Co.,
Ltd. 46,918 31,898
YFY, Inc. 717,000 592,427
Yieh Phui Enterprise Co., Ltd. 744,626 357,283
Yonyu Plastics Co., Ltd., Class
A 36,400 23,267
*Young Optics, Inc. 18,000 32,087
Youngtek Electronics Corp. 57,120 109,257
Yuanta Financial Holding Co.,
Ltd. 3,057,183 3,431,014
Yuanta Futures Co., Ltd. 75,056 219,740
Yuen Foong Yu Consumer
Products Co., Ltd. 37,000 46,218
Yulon Motor Co., Ltd. 383,919 410,882
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 25,000 60,993
#Yungshin Construction &
Development Co., Ltd. 58,000 144,335
Shares Value †
TAIWAN — (Continued)
#YungShin Global Holding
Corp. 110,950 $ 203,197
Yusin Holding Corp. 16,608 37,386
Zeng Hsing Industrial Co., Ltd. 39,461 118,482
Zenitron Corp. 103,000 115,930
#Zero One Technology Co.,
Ltd. 72,211 268,962
Zhen Ding Technology
Holding, Ltd. 353,050 1,872,000
Zhong Yang Technology Co.,
Ltd. 36,000 49,185
Zig Sheng Industrial Co., Ltd. 230,543 57,896
ZillTek Technology Corp. 19,000 125,159
*Zinwell Corp. 153,000 70,426
Zippy Technology Corp. 60,000 101,103
Zyxel Group Corp. 248,906 285,415
TOTAL TAIWAN 678,911,371
THAILAND — (0.4%)
AAPICO Hitech PCL, Class F 102,190 38,872
*Absolute Clean Energy PCL,
Class F 1,497,400 60,665
Advanced Info Service PCL
- NVDR 7,800 72,850
Advanced Info Service PCL,
Class F 95,800 894,746
Advanced Information
Technology PCL, Class F 676,050 100,775
After You PCL 187,300 28,847
#Airports of Thailand PCL
- NVDR 27,300 34,827
Airports of Thailand PCL,
Class F 212,600 271,215
Allianz Ayudhya Capital PCL,
Class F 3,900 4,101
Amata Corp. PCL - NVDR 81,700 36,384
Amata Corp. PCL, Class F 331,000 147,407
*Ananda Development PCL,
Class F 1,923,900 26,775
AP Thailand PCL 1,199,504 320,882
AP Thailand PCL - NVDR 516,100 138,063
Asia Plus Group Holdings PCL
- NVDR 7,200 494
Asia Plus Group Holdings
PCL, Class F 988,400 67,860
Asian Alliance International
PCL, Class F 207,700 33,080
Asian Insulators PCL 104,160 10,630
Asian Sea Corp. PCL, Class F 73,800 16,661
Asset World Corp. PCL, Class
F 3,504,400 238,431
Assetwise PCL, Class F 225,100 43,509
B Grimm Power PCL - NVDR,
Class R 170,500 85,421
B Grimm Power PCL, Class F 153,400 76,854
#Bangchak Corp. PCL - NVDR 268,400 244,868
Bangchak Corp. PCL, Class F 397,500 362,649
*Bangchak Sriracha PCL 364,200 50,234
Bangkok Airways PCL 137,600 55,321

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Bangkok Aviation Fuel
Services PCL, Class F 66,700 $ 19,906
Bangkok Bank PCL - NVDR 89,600 439,202
Bangkok Bank PCL, Class F 246,600 1,208,786
Bangkok Chain Hospital PCL,
Class F 279,275 97,597
Bangkok Dusit Medical
Services PCL - NVDR 345,200 201,771
Bangkok Dusit Medical
Services PCL, Class F 947,400 553,761
Bangkok Expressway & Metro
PCL - NVDR, Class R 406,100 64,680
Bangkok Expressway & Metro
PCL, Class F 1,403,502 223,536
Bangkok Land PCL - NVDR 232,200 3,591
Bangkok Land PCL, Class F 9,098,951 140,698
#Banpu PCL - NVDR 3,393,150 529,934
Banpu PCL, Class F 470,200 73,435
Banpu Power PCL 231,500 91,641
BCPG PCL 154,100 39,317
BEC World PCL 514,500 31,027
#Berli Jucker PCL, Class F 477,200 270,071
Betagro PCL, Class A 281,700 139,391
*Better World Green PCL 190,700 1,828
BKI Holdings PCL 25,300 239,425
Bluebik Group PCL, Class F 15,500 8,964
Brooker Group PCL (The) 2,286,500 22,628
*BTS Group Holdings PCL 4,137,899 376,231
#*BTS Group Holdings PCL
- NVDR 264,800 24,076
Bumrungrad Hospital PCL
- NVDR 36,000 191,495
Bumrungrad Hospital PCL,
Class F 64,800 344,692
#Cal-Comp Electronics
Thailand PCL 2,296,544 433,243
Carabao Group PCL, Class F 126,000 175,352
Central Pattana PCL, Class F 239,400 397,951
Central Plaza Hotel PCL,
Class F 104,600 104,325
Central Retail Corp. PCL -
NVDR, Class R 55,100 34,933
Central Retail Corp. PCL,
Class F 321,191 203,631
CH Karnchang PCL, Class F 657,500 311,110
Charoen Pokphand Foods
PCL - NVDR 329,900 215,274
Charoen Pokphand Foods
PCL, Class F 190,700 124,440
#Chularat Hospital PCL 2,299,300 111,641
CK Power PCL, Class F 742,000 58,745
Com7 PCL, Class F 388,400 300,294
*Country Group Development
PCL 2,367,400 8,054
CP ALL PCL - NVDR 245,400 349,108
CP ALL PCL, Class F 103,700 147,524
#CP AXTRA PCL, Class F 313,686 190,142
Delta Electronics Thailand PCL 278,400 1,868,341
Shares Value †
THAILAND — (Continued)
Dhipaya Group Holdings PCL,
Class F 254,000 $ 171,245
Diamond Building Products
PCL 147,000 23,867
Dohome PCL, Class F 395,100 47,654
Don Muang Tollway PCL,
Class F 161,500 51,444
Dynasty Ceramic PCL, Class F 1,847,601 75,424
Eastern Polymer Group PCL 292,600 25,337
Eastern Water Resources
Development and
Management PCL, Class F 247,100 19,257
Ekachai Medical Care PCL 203,779 32,771
Electricity Generating PCL 57,000 216,824
#Energy Absolute PCL 3,441,800 325,712
*Energy Absolute PCL - NVDR 144,800 13,703
#Erawan Group PCL (The) 1,152,400 84,109
Exotic Food PCL, Class F 40,500 19,038
#Forth Corp. PCL 156,500 33,396
Forth Smart Service PCL,
Class F 286,900 65,658
GFPT PCL 272,100 86,675
Global Green Chemicals PCL,
Class F 39,400 4,338
Global Power Synergy PCL,
Class F 71,528 91,802
*Gulf Development PCL -
NVDR, Class R, ADR 46,956 64,259
*Gulf Development PCL, Class
F 164,964 225,751
Gunkul Engineering PCL 2,574,440 164,013
Haad Thip PCL, Class F 166,500 77,753
Hana Microelectronics PCL
- NVDR 98,700 70,816
Hana Microelectronics PCL,
Class F 324,500 232,825
#Home Product Center PCL 1,123,257 227,535
Ichitan Group PCL, Class F 291,400 110,847
Index Livingmall PCL, Class F 105,400 46,613
Indorama Ventures PCL,
Class F 525,200 310,231
#IRPC PCL 7,123,200 253,338
I-TAIL Corp. PCL, Class F 71,600 38,086
*Italian-Thai Development
PCL, Class F 2,955,243 30,160
#*Jasmine Technology
Solution PCL, Class A 71,100 56,071
Karmarts PCL, Class F 471,683 119,617
Kasikornbank PCL 34,400 198,410
Kasikornbank PCL - NVDR 28,100 162,074
KCE Electronics PCL, Class F 398,600 314,344
KGI Securities Thailand PCL,
Class F 1,067,700 129,438
Khon Kaen Sugar Industry
PCL, Class F 1,452,684 61,998
Kiatnakin Phatra Bank PCL,
Class F 112,300 228,351
Klinique Medical Clinic PCL
(The), Class F 39,100 30,835

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Krung Thai Bank PCL, Class F 537,775 $ 453,204
Ladprao General Hospital PCL 51,300 5,838
Lalin Property PCL, Class F 260,500 40,281
Lam Soon Thailand PCL,
Class F 77,800 11,212
Land & Houses PCL - NVDR 504,000 60,789
Land & Houses PCL, Class F 2,273,900 274,260
Lanna Resources PCL 156,700 74,631
LH Financial Group PCL,
Class F 3,549,479 85,622
LPN Development PCL 882,200 44,744
Major Cineplex Group PCL 329,500 72,350
MBK PCL 334,108 170,490
MC Group PCL, Class F 189,500 65,638
MCS Steel PCL 245,700 62,308
Mega Lifesciences PCL 214,900 196,058
Minor International PCL
- NVDR 157,600 112,101
Minor International PCL, Class
F 632,992 450,249
MK Restaurants Group PCL,
Class F 161,700 163,775
*Mono Next PCL, Class F 654,000 24,069
Moshi Moshi Retail Corp. PLC,
Class F 75,400 79,865
Namyong Terminal PCL 371,200 32,603
Netbay PCL, Class F 58,500 37,088
Noble Development PCL,
Class F 565,200 37,406
Northeast Rubber PCL, Class
F 1,020,500 131,291
NSL Foods PCL, Class F 59,100 47,521
Origin Property PCL, Class F 276,400 19,319
Osotspa PCL, Class F 491,900 238,838
#Plan B Media PCL, Class F 1,105,664 142,931
*Platinum Group PCL (The),
Class F 626,400 22,665
Polyplex Thailand PCL, Class
A 211,300 61,753
Praram 9 Hospital PCL, Class
F 86,300 57,916
Precious Shipping PCL, Class
F 714,400 148,028
Premier Marketing PCL 128,800 45,410
#Prima Marine PCL - NVDR,
Class R 126,500 25,233
Prima Marine PCL, Class R 755,300 150,663
Principal Capital PCL, Class F 136,700 8,371
Property Perfect PCL 5,639,224 12,208
Pruksa Holding PCL 473,500 54,474
*PSG Corp. PC, Class F 138,411 13,355
PTG Energy PCL, Class F 675,800 167,200
#PTT Exploration & Production
PCL - NVDR 110,600 365,987
PTT Exploration & Production
PCL, Class F 278,385 921,206
#PTT Global Chemical PCL
- NVDR 45,700 35,687
Shares Value †
THAILAND — (Continued)
PTT Global Chemical PCL,
Class F 585,845 $ 457,479
PTT Oil & Retail Business
PCL, Class F 342,300 155,615
PTT PCL 494,540 470,299
PTT PCL - NVDR 986,900 938,524
Quality Houses PCL, Class F 4,560,609 186,176
Rajthanee Hospital PCL 74,800 29,841
Ramkhamhaeng Hospital PCL,
Class F 16,200 9,319
Ratch Group PCL, Class F 289,000 248,021
Ratchaphruek Hospital PCL 297,100 45,390
Regional Container Lines PCL,
Class F 49,200 39,180
Rojana Industrial Park PCL,
Class F 643,990 89,224
S Hotels & Resorts PCL, Class
F 860,500 40,716
Sabina PCL 101,600 48,703
Sahamitr Pressure Container
PCL, Class F 80,300 21,978
Samart Corp. PCL 202,001 37,483
Sansiri PCL 4,896,033 211,982
Sansiri PCL - NVDR 7,107,600 307,736
Sappe PCL, Class F 77,700 87,108
SC Asset Corp. PCL 1,201,062 63,145
SCB X PCL 84,200 341,123
*SCG Ceramics PCL 386,900 2,273
SCG Packaging PCL - NVDR 118,500 66,699
SCG Packaging PCL, Class F 418,800 235,725
Sena Development PCL 340,100 19,669
Sermsang Power Corp. Co.,
Ltd., Class R 181,669 19,327
Siam Cement PCL (The) 106,100 669,380
#Siam Cement PCL (The)
- NVDR 38,700 244,156
Siam Global House PCL 265,211 56,594
Siam Wellness Group PCL,
Class F 437,925 39,547
Siamgas & Petrochemicals
PCL 488,800 96,747
Sikarin PCL, Class F 251,000 60,159
Singha Estate PCL 594,700 10,116
SiS Distribution Thailand PCL,
Class F 77,600 44,398
SISB PCL, Class F 169,100 61,710
*SKY ICT PCL, Class F 23,900 9,091
SNC Former PCL, Class F 105,200 19,521
SPCG PCL 299,400 76,852
Sri Trang Agro-Industry PCL
- NVDR 215,460 79,294
#Sri Trang Agro-Industry PCL,
Class F 463,120 170,438
Sri Trang Gloves Thailand
PCL, Class F 809,600 167,754
Srinanaporn Marketing PCL,
Class F 265,300 64,407
Srithai Superware PCL, Class
F 333,400 10,826

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Srivichai Vejvivat PCL 109,300 $ 27,549
Star Petroleum Refining PCL 660,800 98,093
*Stella X PCL 3,925,400 23,066
*STP&I PCL 552,228 61,824
Supalai PCL 624,775 330,405
Supalai PCL - NVDR 179,800 95,085
*Super Energy Corp. PCL,
Class F 11,554,700 46,455
Susco PCL, Class F 526,100 38,723
SVI PCL 217,200 41,646
TAC Consumer PCL 274,300 40,719
Taokaenoi Food & Marketing
PCL, Class F 273,900 41,337
Tata Steel Thailand PCL,
Class F 754,700 17,272
Thai Coconut PCL, Class F 182,600 40,377
Thai Life Insurance PCL 521,400 166,087
Thai Oil PCL 551,077 609,278
#Thai Oil PCL - NVDR 113,186 125,140
#Thai Union Group PCL
- NVDR 362,100 146,699
Thai Union Group PCL, Class
F 929,740 376,669
Thai Vegetable Oil PCL, Class
F 228,860 171,282
Thaicom PCL 341,500 100,860
Thaifoods Group PCL, Class F 746,674 104,837
Thonburi Healthcare Group
PCL, Class F 272,580 67,861
Thoresen Thai Agencies PCL,
Class F 738,551 100,499
Tipco Asphalt PCL, Class F 271,319 116,633
Tisco Financial Group PCL,
Class F 122,200 406,263
TKS Technologies PCL 242,900 42,067
TMBThanachart Bank PCL 4,264,006 243,959
TMT Steel PCL, Class F 187,600 17,405
TOA Paint Thailand PCL 394,300 157,305
TPI Polene PCL, Class F 2,876,957 64,061
TPI Polene Power PCL 1,461,600 93,116
TQM Alpha PCL, Class F 97,000 36,898
Triple i Logistics PCL 204,000 29,274
True Corp. PCL, Class F 2,171,861 758,993
TTW PCL 579,300 162,136
Union Auction PCL, Class F 166,600 29,368
Unique Engineering &
Construction PCL 326,045 29,040
United Paper PCL, Class R 225,000 53,580
Univanich Palm Oil PCL, Class
F 551,100 202,817
Vanachai Group PCL, Class F 244,900 15,148
WHA Corp. PCL, Class F 1,753,700 176,807
WHA Utilities and Power PCL 246,500 31,103
TOTAL THAILAND 35,191,929
TURKEY — (0.1%)
Agesa Hayat ve Emeklilik A/S 4,841 24,177
Akbank TAS 971,732 1,405,100
Akcansa Cimento A/S 7,178 22,790
Shares Value †
TURKEY — (Continued)
*Akenerji Elektrik Uretim A/S – $ –
Aksa Akrilik Kimya Sanayii A/S 921,795 271,840
Aksa Enerji Uretim A/S 80,778 99,897
#Alarko Holding A/S 14,163 27,182
Albaraka Turk Katilim Bankasi
A/S 114,602 22,431
Alkim Alkali Kimya A/S 85,731 39,555
Anadolu Anonim Turk Sigorta
Sirketi 272,310 150,119
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 153,090 52,902
Anadolu Hayat Emeklilik A/S 18,436 45,248
#Arcelik A/S 27,622 72,656
Aselsan Elektronik Sanayi Ve
Ticaret A/S 54,978 266,211
Aygaz A/S 1 2
*Baticim Bati Anadolu Cimento
Sanayii A/S 18 2
Bera Holding A/S 258,636 112,933
BIM Birlesik Magazalar A/S 64,651 828,746
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 15,959 182,846
Bursa Cimento Fabrikasi A/S 303,385 46,683
Celebi Hava Servisi A/S 471 17,474
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 51,646 13,978
Cimsa Cimento Sanayi VE
Ticaret A/S 28,336 32,024
#Coca-Cola Icecek A/S 384,901 470,511
Deva Holding A/S 6,923 11,656
Dogan Sirketler Grubu Holding
A/S 1 –
Dogus Otomotiv Servis ve
Ticaret A/S 11,601 49,745
EGE Endustri VE Ticaret A/S 615 119,606
EGE Gubre Sanayii A/S 21,988 55,743
ΩEnerjisa Enerji A/S 62,099 121,842
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S – –
Eregli Demir ve Celik
Fabrikalari TAS 386,786 252,781
*Fenerbahce Futbol AS 1 –
Ford Otomotiv Sanayi A/S 94,720 223,578
Global Yatirim Holding A/S 778,012 216,116
*Goodyear Lastikleri TAS 19,697 7,579
#*Hektas Ticaret TAS 2,036,261 172,885
*Ihlas Holding A/S 1 –
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 57,402 11,426
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler A/S 177,841 185,929
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 38,156 31,343
#Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 390,187 254,447
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A 104,136 71,178

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class B 1 $ –
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 48,611 12,509
KOC Holding A/S 131,036 534,766
*Konya Cimento Sanayii AS 68 8,312
Kordsa Teknik Tekstil A/S 17,804 23,712
Logo Yazilim Sanayi Ve
Ticaret A/S 48,180 191,699
*Marmara Holding AS 2 –
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S 303,288 290,681
#*MIA Teknoloji A/S 40,986 36,378
#Migros Ticaret A/S 37,856 408,290
Ω*MLP Saglik Hizmetleri A/S,
Class A 36,911 294,953
*NET Holding A/S, Class F 54,626 64,749
Nuh Cimento Sanayi A/S 9,366 54,350
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 91,696 12,867
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 8,319 90,911
Oyak Cimento Fabrikalari A/S 411,457 208,039
#*Pegasus Hava Tasimaciligi
A/S 81,784 408,455
#*Petkim Petrokimya Holding
A/S, Class H 324,801 132,631
Polisan Holding A/S – –
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 138,000 49,000
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 123,850 45,066
*Sasa Polyester Sanayi A/S,
Class A 41,030 2,996
Sekerbank Turk A/S 66,459 12,660
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 134,132
Sok Marketler Ticaret A/S 116,098 122,206
*TAV Havalimanlari Holding
A/S, Class A 47,360 298,480
*Teknosa Ic Ve Dis Ticaret A/S 42,046 24,979
#Tofas Turk Otomobil
Fabrikasi A/S 31,476 197,812
*Tukas Gida Sanayi ve Ticaret
A/S 674,245 45,861
*Tumosan Motor ve Traktor
Sanayi A/S 6,120 15,952
#Turk Altin Isletmeleri A/S 151,641 96,940
#Turk Hava Yollari AO 184,663 1,280,192
*Turk Telekomunikasyon A/S 130,291 158,031
Turk Traktor ve Ziraat
Makineleri A/S 5,829 75,834
Turkcell Iletisim Hizmetleri A/S 258,959 614,021
#Turkiye Garanti Bankasi A/S 60,519 193,729
Turkiye Is Bankasi A/S 1,386,479 417,120
Turkiye Petrol Rafinerileri A/S 171,938 808,008
Turkiye Sigorta A/S 75,788 22,260
#Turkiye Sise ve Cam
Fabrikalari A/S 182,890 159,978
Shares Value †
TURKEY — (Continued)
*Turkiye Vakiflar Bankasi TAO 424,034 $ 246,669
#Ulker Biskuvi Sanayi A/S 135,931 349,463
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 54,863 11,469
#*Vestel Elektronik Sanayi ve
Ticaret A/S 24,303 19,258
Yapi ve Kredi Bankasi A/S 884,931 707,141
Yatas Yatak ve Yorgan Sanayi
ve Ticaret A/S 1 1
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 435,458 34,694
TOTAL TURKEY 14,908,415
UNITED ARAB EMIRATES — (0.6%)
Abu Dhabi Aviation Co. 38,451 57,473
Abu Dhabi Commercial Bank
PJSC 896,833 3,520,966
Abu Dhabi Islamic Bank PJSC 698,169 4,014,574
Abu Dhabi National Hotels 4,090,080 496,651
Abu Dhabi National Insurance
Co. PSC 23,815 47,462
Abu Dhabi National Oil Co. for
Distribution PJSC 759,687 742,530
*Abu Dhabi Ports Co. PJSC 964,646 1,202,869
ADNOC Drilling Co. PJSC 557,674 847,227
ADNOC Logistics & Services 629,590 983,908
Agility Global PLC 1,520,361 451,189
Agthia Group PJSC 248,684 262,026
Air Arabia PJSC 1,451,001 1,540,697
Ajman Bank PJSC 1,170,921 465,442
Aldar Properties PJSC 1,251,242 3,065,976
Alpha Dhabi Holding PJSC 107,192 292,426
Amanat Holdings PJSC 1,284,058 402,038
Americana Restaurants
International PLC - Foreign Co. 123,188 70,097
*Apex Investment Co. PSC 204,045 213,881
*<Arabtec Holding PJSC 125,089 –
*Bank of Sharjah, Class A 422,160 148,269
Burjeel Holdings PLC 525,541 200,318
Dana Gas PJSC 3,671,904 827,764
Deyaar Development PJSC 963,133 270,090
Dubai Electricity & Water
Authority PJSC 501,644 379,687
Dubai Financial Market
PJSC
1,577,477 661,407
Dubai Investments PJSC 1,627,200 1,470,835
Dubai Islamic Bank PJSC 1,605,196 4,151,802
Emaar Development PJSC 887,955 3,602,154
Emaar Properties PJSC 2,900,530 11,213,745
Emirates Central Cooling
Systems Corp. 1,060,860 456,352
Emirates Driving Co. 90,556 78,156
Emirates Integrated
Telecommunications Co. PJSC 340,088 874,074
Emirates NBD Bank PJSC 649,409 4,968,320
*Emirates Reem Investments
PJSC 32,149 25,033
Emirates Telecommunications
Group Co. PJSC 329,402 1,739,854
*EMSTEEL Building Materials
PJSC 1,120,401 359,948

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Fertiglobe PLC 589,323 $ 401,124
First Abu Dhabi Bank PJSC 541,841 2,572,784
*Ghitha Holding PJSC 34,516 220,838
*Gulf Navigation Holding PJSC 95,328 236,182
*Gulf Pharmaceutical
Industries PSC 192,011 64,301
*Islamic Arab Insurance Co. 133,838 14,102
*Manazel PJSC 760,016 62,077
*Modon Holding PSC 319,794 317,796
National Bank of Ras Al-
Khaimah PSC (The), Class K 29,257 61,733
National Central Cooling Co.
PJSC 359,665 295,726
*National Corp. for Tourism &
Hotels 125,754 62,998
NMDC Group PJSC 49,229 320,603
Palms Sports PrJSC 33,885 77,495
*Presight AI Holding PLC 52,987 52,079
RAK Properties PJSC 1,089,889 418,395
Ras Al Khaimah Ceramics
PJSC 424,701 297,168
Salik Co. PJSC 382,431 622,643
Sharjah Islamic Bank 303,374 243,661
*SHUAA CAPITAL PSC, Class
A 389,622 22,595
*Space42 PLC 446,283 226,000
Taaleem Holdings PJSC 49,514 58,506
TECOM Group PJSC 255,583 226,848
*Union Properties PJSC 1,593,743 349,734
TOTAL UNITED ARAB
EMIRATES 57,330,628
UNITED KINGDOM — (6.7%)
Admiral Group PLC 77,493 3,335,441
ΩAirtel Africa PLC 613,681 2,230,189
AJ Bell PLC 257,069 1,815,411
Anglo American PLC 190,059 7,179,152
Antofagasta PLC 128,651 4,715,896
Ashtead Group PLC 112,722 7,514,603
Associated British Foods PLC 68,028 2,051,244
AstraZeneca PLC 2,681 439,248
AstraZeneca PLC, Sponsored
ADR 279,376 23,020,582
ΩAuto Trader Group PLC 377,826 3,873,968
Aviva PLC 629,697 5,531,525
B&M European Value Retail
SA 464,219 1,095,713
Babcock International Group
PLC 436,039 6,949,171
BAE Systems PLC 417,659 10,266,975
Balfour Beatty PLC 305,191 2,694,560
Barclays PLC 519,571 2,778,345
Barclays PLC, Sponsored ADR 462,176 9,932,162
Barratt Redrow PLC,
Registered 885,130 4,376,109
Beazley PLC 535,802 6,550,396
Bellway PLC 102,628 3,538,153
Berkeley Group Holdings PLC 59,137 3,129,649
BP PLC 892,135 5,184,351
Shares Value †
UNITED KINGDOM — (Continued)
BP PLC, Sponsored ADR 613,696 $ 21,559,140
ΩBridgepoint Group PLC 62,409 246,809
British American Tobacco PLC 177,156 9,086,833
British American Tobacco
PLC, Sponsored ADR 14,298 731,915
BT Group PLC, Registered 3,902,533 9,524,063
Bunzl PLC 97,960 2,975,661
*Burberry Group PLC 237,599 3,863,106
Canal+ SA 338,204 1,065,108
*Carnival PLC 3,585 93,285
*Carnival PLC, Sponsored
ADR 33,855 880,569
Centrica PLC 3,954,839 9,316,568
Coca-Cola HBC AG 42,616 1,933,935
Compass Group PLC 212,421 7,035,860
Computacenter PLC 56,283 2,119,338
ΩConvatec Group PLC 401,370 1,287,768
Cranswick PLC 34,522 2,238,360
Croda International PLC 23,056 874,536
DCC PLC 54,956 3,617,426
Diageo PLC 46,687 1,073,448
Diageo PLC, Sponsored ADR 27,826 2,562,496
Diploma PLC 66,215 4,880,520
Drax Group PLC 350,063 3,318,405
Dunelm Group PLC 82,287 1,208,704
easyJet PLC 124,654 793,500
Entain PLC 100,887 1,050,332
Experian PLC 162,326 7,564,777
*Frasers Group PLC 166,700 1,596,651
Fresnillo PLC 118,922 3,471,787
Games Workshop Group PLC 22,782 4,768,200
Glencore PLC 1,025,558 4,910,719
Grafton Group PLC 117,296 1,467,125
Grainger PLC 6,084 14,980
GSK PLC 75,701 1,770,885
#GSK PLC, Class B, ADR 227,341 10,653,199
Haleon PLC 1,336,230 6,216,616
#Haleon PLC, ADR 13,593 126,007
Halma PLC 69,487 3,237,346
Harbour Energy PLC 96,160 284,013
Hikma Pharmaceuticals PLC 49,774 1,202,628
Hiscox, Ltd. 163,006 2,944,782
Howden Joinery Group PLC 375,792 4,263,406
HSBC Holdings PLC,
Registered 777,255 10,859,430
HSBC Holdings PLC,
Sponsored ADR 312,914 21,925,884
IG Group Holdings PLC 57,541 842,189
IMI PLC 245,290 7,695,929
Imperial Brands PLC 285,219 11,335,761
Inchcape PLC 301,256 3,023,959
Informa PLC 414,473 5,270,220
InterContinental Hotels Group
PLC 15,239 1,840,405
#InterContinental Hotels Group
PLC, Sponsored ADR 13,490 1,638,495
International Workplace Group
PLC 422,515 1,256,798
Intertek Group PLC 56,361 3,750,637

230
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Investec PLC 325,111 $ 2,447,559
ITV PLC 1,935,952 1,771,587
J Sainsbury PLC 926,932 4,160,185
JD Sports Fashion PLC 1,206,345 1,476,866
JET2 PLC 27,801 485,436
*John Wood Group PLC 326,567 79,119
Johnson Matthey PLC 68,191 1,910,122
Kingfisher PLC 1,297,145 5,262,749
Legal & General Group PLC 1,345,847 4,204,888
Lion Finance Group PLC 36,390 3,827,280
Lloyds Banking Group PLC 10,581,484 12,384,362
Lloyds Banking Group PLC,
Sponsored ADR 77,604 365,515
London Stock Exchange
Group PLC, Registered 24,114 3,005,379
Man Group PLC 88,383 244,089
Marks & Spencer Group PLC 1,842,322 9,628,911
Melrose Industries PLC 530,093 4,357,081
*Mitchells & Butlers PLC 935 2,991
Mondi PLC 145,963 1,630,462
Mondi PLC 22,065 245,099
National Grid PLC 99,644 1,492,461
National Grid PLC, Sponsored
ADR 42,492 3,197,523
NatWest Group PLC 989,243 7,590,366
NatWest Group PLC, Class
S, ADR 92,999 1,438,694
Next PLC 44,099 8,285,365
OSB Group PLC 30,064 212,903
Pearson PLC 135,241 1,883,480
Pearson PLC, Sponsored ADR 89,400 1,243,554
Pennon Group PLC 181,145 1,234,019
Persimmon PLC 169,028 2,684,923
Phoenix Group Holdings PLC 145,285 1,286,553
Playtech PLC 10,523 36,431
Plus500, Ltd. 59,456 2,473,167
Prudential PLC 189,588 2,627,908
#Prudential PLC, Sponsored
ADR 108,644 3,026,822
QinetiQ Group PLC 365,855 2,304,379
Reckitt Benckiser Group PLC 102,088 7,800,922
RELX PLC 60,337 2,661,681
RELX PLC 30,832 1,359,878
RELX PLC, Sponsored ADR 120,824 5,345,254
Rentokil Initial PLC 621,857 3,445,411
#Rentokil Initial PLC, ADR 14,956 416,076
Rightmove PLC 608,311 5,338,866
Rio Tinto PLC 32,968 2,376,267
Rio Tinto PLC, Sponsored
ADR 128,354 9,208,116
Rolls-Royce Holdings PLC 1,344,574 20,615,906
Rotork PLC 346,896 1,559,646
RS GROUP PLC 186,444 1,363,203
Sage Group PLC (The) 188,266 2,843,333
Schroders PLC 233,311 1,162,999
Serco Group PLC 800,344 2,668,795
Severn Trent PLC 79,192 2,893,538
Shell PLC 438,109 16,390,521
Shell PLC, ADR 622,951 46,671,489
Shares Value †
UNITED KINGDOM — (Continued)
Smith & Nephew PLC 51,499 $ 950,653
#Smith & Nephew PLC,
Sponsored ADR 24,262 893,327
Smiths Group PLC 79,192 2,619,895
Softcat PLC 87,469 1,836,445
Spectris PLC 18,112 977,085
Spirax Group PLC 13,541 1,262,263
SSE PLC 260,216 6,550,529
St. James's Place PLC 291,233 4,964,721
Standard Chartered PLC 622,210 12,748,798
Taylor Wimpey PLC 2,086,095 2,883,346
TBC Bank Group PLC 2,337 133,719
Tesco PLC 2,401,733 14,496,481
TP ICAP Group PLC 979,326 3,377,563
Unilever PLC 19,209 1,158,163
Unilever PLC 16,305 988,011
Unilever PLC, Sponsored ADR 222,874 13,414,786
United Utilities Group PLC 205,148 3,235,760
*Vistry Group PLC 226,418 1,916,366
Vodafone Group PLC 4,954,043 5,997,287
Weir Group PLC (The) 105,850 4,116,513
Whitbread PLC 77,828 2,962,315
*Wise PLC, Class A 33,345 423,428
WPP PLC 25,002 94,441
#WPP PLC, Sponsored ADR 69,270 1,314,052
TOTAL UNITED KINGDOM 657,419,432
UNITED STATES — (0.1%)
*ADTRAN Holdings, Inc. 6,087 62,851
*Flutter Entertainment PLC,
Class DI 3,106 715,573
International Paper Co. 100,372 3,929,848
Royal Gold, Inc. 10,029 1,752,969
TOTAL UNITED STATES 6,461,241
TOTAL COMMON STOCKS 9,590,511,632
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
Alpargatas SA 0.260% 131,769 258,882
Banco do Estado do Rio
Grande do Sul SA, Class B
0.630% 237,362 605,620
Banco Pine SA 0.150% 61,740 107,655
Centrais Eletricas Brasileiras
SA 6.510% 28,704 316,561
Centrais Eletricas de Santa
Catarina SA 1.990% 4,700 91,196
Cia Energetica de Minas
Gerais 5.810% 528,642 1,113,209
Cia Paranaense de Energia -
Copel 3.150% 327,641 846,915
Energisa S/A 6.170% 190 332
Gerdau SA 3.380% 261,990 921,440
Itau Unibanco Holding SA
2.880% 237,080 1,736,337
Klabin SA 2.970% 1 1
Marcopolo SA 4.840% 371,839 544,796
Petroleo Brasileiro SA -
Petrobras 4.230% 1,183,918 6,540,497
Randoncorp SA 0.780% 131,900 148,184

231
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Taurus Armas SA 3.640% 79,706 $ 74,894
Track & Field Co. SA 0.150% 5,200 17,487
Unipar Carbocloro SA
10.430% 56,465 744,457
TOTAL BRAZIL 14,068,463
CHILE — (0.0%)
Embotelladora Andina SA
4.560% 17,885 80,525
TOTAL CHILE 80,525
COLOMBIA — (0.0%)
Grupo Argos SA 5.590% 21,351 66,809
Grupo Aval Acciones y Valores
SA 3.140% 661,261 133,088
Grupo Cibest SA 6.930% 19,303 281,500
Grupo de Inversiones
Suramericana SA 3.610% 29,515 312,688
TOTAL COLOMBIA 794,085
GERMANY — (0.2%)
Bayerische Motoren Werke AG
5.760% 12,946 1,121,419
Ω#Dr. Ing. h.c. F. Porsche AG
1.800% 23,504 1,232,983
Draegerwerk AG & Co. KGaA
2.780% 5,317 447,993
Einhell Germany AG, Class P
1.820% 3,746 355,403
FUCHS SE 3.020% 43,534 1,948,579
Henkel AG & Co. KGaA
2.900% 37,171 3,014,352
Jungheinrich AG 2.580% 38,860 1,389,523
Porsche Automobil Holding SE
5.540% 82,779 3,292,433
#Sartorius AG 0.310% 4,045 1,111,628
Sixt SE, Class A 4.940% 12,417 789,678
STO SE & Co. KGaA 0.260% 1,263 173,764
Villeroy & Boch AG, Class P
5.440% 6,080 116,140
Volkswagen AG, Class A
7.050% 74,102 7,716,393
TOTAL GERMANY 22,710,288
TOTAL PREFERRED
STOCKS 37,653,361
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<AP Eagers, Ltd. 8,116 –
TOTAL AUSTRALIA –
BRAZIL — (0.0%)
*Banco Pine SA 11/17/2025 1,561 313
*Oncoclinicas do Brasil
Servicos Medicos SA
11/07/2025 176,489 983
TOTAL BRAZIL 1,296
Shares Value †
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/2040 1,839 $ –
TOTAL CANADA –
GERMANY — (0.0%)
#*BayWa AG RTS 10,175 17,499
TOTAL GERMANY 17,499
ITALY — (0.0%)
#*Webuild SpA 08/02/2030 2,724 –
TOTAL ITALY –
KOREA, REPUBLIC OF — (0.0%)
*KBI Dong Yang Steel RTS
12/04/2025 5,121 1,894
TOTAL KOREA, REPUBLIC
OF 1,894
NORWAY — (0.0%)
#*Vend Marketplaces ASA
11/13/2025 9,273 20,667
TOTAL NORWAY 20,667
SPAIN — (0.0%)
*Ferrovial SE 70,415 38,759
*Vidrala SA 10,590 50,115
TOTAL SPAIN 88,874
TAIWAN — (0.0%)
*Glyconex, Inc. 11/03/2025 745 36
TOTAL TAIWAN 36
THAILAND — (0.0%)
*Assetwise PCL 7/23/2025 22,510 327
TOTAL THAILAND 327
TOTAL RIGHTS/WARRANTS 130,593
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $6,010,516,942) 9,628,295,586
SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term
Investment Fund 16,717,567 193,372,100
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,203,889,042) $ 9,821,667,686
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $278,688,419 which represented 2.9% of the net assets of the Fund.

232
Dimensional World ex U.S. Core Equity 2 ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 397,641,944 $ 1,714,487 $ 6,953 $ 399,363,384
Austria .............................. 39,174,623 — — 39,174,623
Belgium ............................. 76,663,950 — — 76,663,950
Brazil ............................... 105,626,196 194,968 — 105,821,164
Canada ............................. 803,640,669 — 24 803,640,693
Chile ................................ 14,408,209 — — 14,408,209
China ............................... 891,686,536 153,243 102,056 891,941,835
Colombia ............................ 3,021,865 — — 3,021,865
Czechia ............................. 3,046,420 — — 3,046,420
Denmark ............................ 133,888,646 — — 133,888,646
Egypt ............................... 387,169 — — 387,169
Finland .............................. 101,771,205 — — 101,771,205
France .............................. 471,646,118 — — 471,646,118
Germany ............................ 518,549,224 — 2,105 518,551,329
Greece .............................. 15,617,306 — — 15,617,306
Greenland ........................... 31,513 — — 31,513
Hong Kong ........................... 105,055,713 — 13,826 105,069,539
Hungary ............................. 7,320,394 — — 7,320,394
India ................................ 490,838,273 2,830,120 — 493,668,393
Indonesia ............................ 42,874,795 — 15,504 42,890,299
Ireland .............................. 34,830,990 — — 34,830,990
Israel ............................... 92,654,732 — — 92,654,732
Italy ................................ 226,081,235 — — 226,081,235
Japan ............................... 1,494,698,811 7,789 — 1,494,706,600
Korea, Republic of ..................... 430,036,795 1,614,190 87,966 431,738,951
Kuwait .............................. 21,182,045 92,572 41,543 21,316,160
Malaysia ............................. 44,223,968 301 16 44,224,285
Mexico .............................. 61,066,870 — — 61,066,870
Netherlands .......................... 213,726,799 — — 213,726,799
New Zealand ......................... 17,212,826 — — 17,212,826
Norway .............................. 49,412,703 317,847 — 49,730,550
Peru ................................ 1,295,858 — — 1,295,858
Philippines ........................... 14,600,197 — 46,467 14,646,664
Poland .............................. 40,136,074 — — 40,136,074
Portugal ............................. 25,489,695 — — 25,489,695
Qatar ............................... 18,866,595 — — 18,866,595
Réunion ............................. 57,012 — — 57,012
Russian Federation .................... — — — —
Saudi Arabia .......................... 76,149,805 — — 76,149,805
Singapore ............................ 74,704,189 — — 74,704,189
South Africa .......................... 111,461,552 — — 111,461,552
Spain ............................... 192,953,194 — — 192,953,194
Sweden ............................. 184,753,009 — — 184,753,009
Switzerland ........................... 484,560,917 — — 484,560,917
Taiwan .............................. 678,720,372 183,908 7,091 678,911,371
Thailand ............................. 5,580,954 29,610,975 — 35,191,929
Turkey .............................. 14,908,415 — — 14,908,415
United Arab Emirates ................... 57,330,628 — — 57,330,628
United Kingdom ....................... 657,340,313 79,119 — 657,419,432
United States ......................... 6,461,241 — — 6,461,241

233
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Preferred Stocks
Brazil ............................... $ 14,068,463 $ — $ — $ 14,068,463
Chile ................................ 80,525 — — 80,525
Colombia ............................ 794,085 — — 794,085
Germany ............................ 22,710,288 — — 22,710,288
Rights/Warrants
Australia ............................. — — — —
Brazil ............................... 1,296 — — 1,296
Canada ............................. — — — —
Germany ............................ 17,499 — — 17,499
Italy ................................ — — — —
Korea, Republic of ..................... — 1,894 — 1,894
Norway .............................. — 20,667 — 20,667
Spain ............................... 50,115 38,759 — 88,874
Taiwan .............................. — 36 — 36
Thailand ............................. 327 — — 327
Securities Lending Collateral ............... — 193,372,100 — 193,372,100
Total Investments ........................ $9,591,111,160 $230,232,975 $323,551> $9,821,667,686
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

234
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Equity
Market ETF
Dimensional
U.S. Small Cap
ETF
Dimensional
U.S. Targeted
Value ETF
Assets:
Investment Securities at Value (including $294,927, $1,302,976 and
$586,176 of securities on loan, respectively) ..................... $ 17,969,383 $ 11,406,609 $ 11,355,554
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$287,879, $1,024,331 and $552,839, respectively) (Note G) ......... 287,879 1,024,331 552,839
Cash Collateral from Securities on Loan .......................... — 237,921 —
Segregated Cash for Futures Contracts ........................... 1,150 — —
Cash ...................................................... 21,127 11,022 14,164
Receivables:
Investment Securities Sold ................................... 250 42 4,017
Dividends and Interest ....................................... 7,832 3,455 5,533
Capital Shares Issued ....................................... 1,424 — —
Futures Variation Margin ..................................... 50 — —
Total Assets ........................................... 18,289,095 12,683,380 11,932,107
Liabilities:
Payables:
Investment Securities Purchased .............................. — — 13,604
Upon Return of Securities Loaned ............................. 287,879 1,262,252 552,839
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,200 2,431 2,636
Administration and Accounting ................................ 236 129 201
Custodian ................................................. 24 21 23
Trustee ................................................... 60 46 55
Other Expenses ............................................ 546 285 211
Total Liabilities ......................................... 289,945 1,265,164 569,569
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 17,999,150 $ 11,418,216 $ 11,362,538
Shares Outstanding, No Par Value ............................... 242,884,990 168,325,557 199,628,862
Net Asset Value, Offering and Redemption price per share ............ $ 74.11 $ 66.42 $ 56.92
Investment Securities at Cost ................................... $ 9,580,814 $ 9,195,576 $ 9,785,027
Net Assets Consist of:
Paid-In Capital ............................................... $ 9,797,176 $ 9,569,306 $ 10,216,326
Total Distributable Earnings (Loss) ............................... 8,201,974 1,848,910 1,146,212
Net Assets ................................................. $ 17,999,150 $ 11,418,216 $ 11,362,538

235
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Core
Equity 2 ETF
Dimensional
US Marketwide
Value ETF
Dimensional
International
Value ETF
Assets:
Investment Securities at Value (including $1,253,542, $303,093 and
$336,707 of securities on loan, respectively) ..................... $ 39,070,727 $ 12,275,120 $ 14,009,303
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$1,186,125, $307,242 and $222,843, respectively) (Note G) ......... 1,186,125 307,242 222,843
Foreign Currencies at Value .................................... — — 1,109
Cash ...................................................... 44,993 14,259 23,359
Receivables:
Investment Securities Sold ................................... 1,497 1,187 136
Dividends and Interest ....................................... 17,639 10,115 43,217
Cash Collateral for ETF Capital Activity ......................... 1 — 35
Tax Reclaims .............................................. — — 26,140
Total Assets ........................................... 40,320,982 12,607,923 14,326,142
Liabilities:
Payables:
Investment Securities Purchased .............................. — 8,323 —
Upon Return of Securities Loaned ............................. 1,186,125 307,242 222,843
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 5,238 2,084 2,960
Administration and Accounting ................................ 332 184 152
Collateral for ETF Capital Activity .............................. 1 — 35
Custodian ................................................. 58 20 146
Trustee ................................................... 157 59 44
Other Expenses ............................................ 483 244 472
Total Liabilities ......................................... 1,192,394 318,156 226,652
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 39,128,588 $ 12,289,767 $ 14,099,490
Shares Outstanding, No Par Value ............................... 1,002,989,243 274,779,505 304,345,115
Net Asset Value, Offering and Redemption price per share ............ $ 39.01 $ 44.73 $ 46.33
Investment Securities at Cost ................................... $ 23,306,023 $ 8,523,836 $ 10,417,663
Foreign Currencies at Cost ..................................... $ — $ — $ 1,101
Net Assets Consist of:
Paid-In Capital ............................................... $ 24,973,907 $ 12,599,608 $ 10,871,338
Total Distributable Earnings (Loss) ............................... 14,154,681 (309,841) 3,228,152
Net Assets ................................................. $ 39,128,588 $ 12,289,767 $ 14,099,490

236
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
World ex U.S.
Core Equity 2
ETF
Assets:
Investment Securities at Value (including $427,868 of securities on loan) ........................... $ 9,628,296
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $193,372) (Note G) ............ 193,372
Foreign Currencies at Value ............................................................... 19,818
Cash ................................................................................. 6,209
Receivables:
Investment Securities Sold .............................................................. 1,424
Dividends and Interest .................................................................. 18,895
Tax Reclaims ......................................................................... 13,654
Total Assets ...................................................................... 9,881,668
Liabilities:
Payables:
Investment Securities Purchased ......................................................... 3,737
Upon Return of Securities Loaned ........................................................ 193,372
Accrued Foreign Taxes ................................................................. 24,030
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 2,038
Administration and Accounting ........................................................... 69
Custodian ............................................................................ 356
Trustee .............................................................................. 39
Other Expenses ....................................................................... 130
Total Liabilities .................................................................... 223,771
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ............................................................................ $ 9,657,897
Shares Outstanding, No Par Value .......................................................... 304,217,896
Net Asset Value, Offering and Redemption price per share ....................................... $ 31.75
Investment Securities at Cost .............................................................. $ 6,010,517
Foreign Currencies at Cost ................................................................ $ 19,937
Net Assets Consist of:
Paid-In Capital .......................................................................... $ 6,656,633
Total Distributable Earnings (Loss) .......................................................... 3,001,264
Net Assets ............................................................................ $ 9,657,897

237
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
N
Dimensional
U.S. Equity
Market ETF
Dimensional
U.S. Small
Cap ETF
Dimensional
U.S. Targeted
Value ETF
Investment Income:
Interest ........................................................ $ 1,561 $ 821 $ 1,728
Dividends (Net of Foreign Taxes Withheld of $64, $204 and $432,
respectively) .................................................. 163,910 101,808 185,259
Dividend Income from Affiliated Investments .......................... 12,150 39,160 32,771
Income from Securities Lending, Net ................................ 468 2,234 1,171
Total Investment Income ...................................... 178,089 144,023 220,929
Expenses:
Investment Management Fees (Note D) .............................. 11,608 25,122 29,267
Administration and Accounting ..................................... 551 402 432
Custodian ...................................................... 115 104 114
Filing Fees ..................................................... 631 174 4
Trustees’ Fees & Expenses ....................................... 86 60 51
Other Expenses ................................................. 623 621 672
Total Expenses .............................................. 13,614 26,483 30,540
Net Investment Income (Loss) .................................... 164,475 117,540 190,389
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (26,074) (49,251) 1,046
In-Kind Transactions ........................................... 535,942 607,856 1,190,251
Futures ...................................................... 4,025 1,226 (2,965)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................... 2,236,158 53,937 (775,401)
Futures ...................................................... 298 — —
Net Realized and Unrealized Gain (Loss) .......................... 2,750,349 613,768 412,931
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 2,914,824 $ 731,308 $ 603,320

238
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Core
Equity 2 ETF
Dimensional
US
Marketwide
Value ETF
Dimensional
International
Value ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $47, respectively) .. $ 3,347 $ 2,228 $ 1,913
Dividends (Net of Foreign Taxes Withheld of $347, $66 and $39,339,
respectively) .................................................. 414,248 225,861 408,755
Dividend Income from Affiliated Investments .......................... 52,467 13,402 11,618
Income from Securities Lending, Net ................................ 2,169 441 1,951
Total Investment Income ...................................... 472,231 241,932 424,237
Expenses:
Investment Management Fees (Note D) .............................. 54,506 23,103 26,634
Administration and Accounting ..................................... 1,220 457 432
Custodian ...................................................... 252 72 543
Filing Fees ..................................................... 293 2 463
Trustees’ Fees & Expenses ....................................... 226 61 54
Other Expenses ................................................. 1,499 601 873
Total Expenses .............................................. 57,996 24,296 28,999
Net Investment Income (Loss) .................................... 414,235 217,636 395,238
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (536,474) (214,571) 28,482
In-Kind Transactions ........................................... 2,350,434 1,468,784 321,752
Futures ...................................................... (31,472) 6,162 10,601
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. 3,014,673 (356,266) 2,231,882
Net Realized and Unrealized Gain (Loss) .......................... 4,797,161 904,109 2,592,717
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 5,211,396 $ 1,121,745 $ 2,987,955

239
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
World ex U.S.
Core Equity 2
ETF
Investment Income:
Interest ............................................................................... $ 759
Dividends (Net of Foreign Taxes Withheld of $24,716) ......................................... 234,696
Dividend Income from Affiliated Investments ................................................. 9,306
Income from Securities Lending, Net ....................................................... 7,389
Total Investment Income ............................................................. 252,150
Expenses:
Investment Management Fees (Note D) ..................................................... 20,359
Administration and Accounting ............................................................ 342
Custodian ............................................................................. 1,363
Filing Fees ............................................................................ 119
Trustees’ Fees & Expenses .............................................................. 45
Other Expenses ........................................................................ 556
Total Expenses ..................................................................... 22,784
Net Investment Income (Loss) ........................................................... 229,366
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ................................ 9,440
1
Futures ............................................................................. 2,224
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ..................................... 1,764,618
2
Net Realized and Unrealized Gain (Loss) ................................................. 1,776,282
Net Increase (Decrease) in Net Assets Resulting from Operations. .............................. $ 2,005,648
1
Net of foreign capital gain taxes withheld of:
.................................................................
$ (37)
2
Including foreign capital gain taxes of:
.......................................................................
$ (1,323)

240
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market
ETF Dimensional U.S. Small Cap ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 164,475 $ 114,963 $ 117,540 $ 88,428
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (26,074) (24,794) (49,251) (188,323)
In-Kind Transactions ...................... 535,942 62,741 607,856 704,361
Futures ................................. 4,025 626 1,226 5,292
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 2,236,158 2,497,216 53,937 1,245,479
Futures ................................. 298 — — —
Change in Net Assets Resulting from
Operations .......................... 2,914,824 2,650,752 731,308 1,855,237
Distributions:
Total Distributions .......................... (160,450) (106,895) (104,235) (77,000)
Change in Net Assets Resulting from
Distributions ......................... (160,450) (106,895) (104,235) (77,000)
Capital Share Transactions:
Shares Issued ............................. 4,550,182 2,299,499 2,924,949 2,565,464
Cost of Shares Redeemed ................... (636,382) (76,065) (997,288) (1,094,132)
Change in Net Assets Resulting from Capital
Share Transactions ................... 3,913,800 2,223,434 1,927,661 1,471,332
Change in Net Assets ................... 6,668,174 4,767,291 2,554,734 3,249,569
Net Assets:
Beginning of Period ......................... 11,330,976 6,563,685 8,863,482 5,613,913
End of Period .............................. $ 17,999,150 $ 11,330,976 $ 11,418,216 $ 8,863,482
Share Transactions:
Issued ................................... 69,080 40,040 45,090 43,170
Redeemed ................................ (9,680) (1,360) (15,330) (18,060)
Change in Shares ....................... 59,400 38,680 29,760 25,110

241
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value
ETF
Dimensional U.S. Core Equity 2
ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 190,389 $ 153,177 $ 414,235 $ 358,904
Net Realized Gain (Loss) from:
Investment Securities Sold ................. 1,046 (241,493) (536,474) (503,378)
In-Kind Transactions ...................... 1,190,251 1,084,812 2,350,434 1,341,305
Futures ................................. (2,965) 8,262 (31,472) 336
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (775,401) 1,244,329 3,014,673 6,456,580
Change in Net Assets Resulting from
Operations .......................... 603,320 2,249,087 5,211,396 7,653,747
Distributions:
Total Distributions .......................... (175,495) (133,325) (379,283) (310,601)
Change in Net Assets Resulting from
Distributions ......................... (175,495) (133,325) (379,283) (310,601)
Capital Share Transactions:
Shares Issued ............................. 2,529,839 2,267,694 5,882,200 5,456,837
Cost of Shares Redeemed ................... (2,055,819) (1,714,426) (2,920,463) (1,932,556)
Change in Net Assets Resulting from Capital
Share Transactions ................... 474,020 553,268 2,961,737 3,524,281
Change in Net Assets ................... 901,845 2,669,030 7,793,850 10,867,427
Net Assets:
Beginning of Period ......................... 10,460,693 7,791,663 31,334,738 20,467,311
End of Period .............................. $ 11,362,538 $ 10,460,693 $ 39,128,588 $ 31,334,738
Share Transactions:
Issued ................................... 46,000 43,750 168,100 174,300
Redeemed ................................ (37,350) (32,900) (86,400) (61,100)
Change in Shares ....................... 8,650 10,850 81,700 113,200

242
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Marketwide
Value ETF
Dimensional International Value
ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 217,636 $ 196,065 $ 395,238 $ 282,147
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (214,571) (203,741) 28,482 (13,725)
In-Kind Transactions ...................... 1,468,784 831,512 321,752 (1)
Futures ................................. 6,162 3,417 10,601 8,295
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... (356,266) 1,635,214 2,231,882 1,027,947
Change in Net Assets Resulting from
Operations .......................... 1,121,745 2,462,467 2,987,955 1,304,663
Distributions:
Total Distributions .......................... (201,025) (168,675) (381,960) (274,065)
Change in Net Assets Resulting from
Distributions ......................... (201,025) (168,675) (381,960) (274,065)
Capital Share Transactions:
Shares Issued ............................. 2,341,056 1,941,614 4,151,433 1,283,235
Cost of Shares Redeemed ................... (2,203,914) (1,240,528) (511,728) —
Change in Net Assets Resulting from Capital
Share Transactions ................... 137,142 701,086 3,639,705 1,283,235
Change in Net Assets ................... 1,057,862 2,994,878 6,245,700 2,313,833
Net Assets:
Beginning of Period ......................... 11,231,905 8,237,027 7,853,790 5,539,957
End of Period .............................. $ 12,289,767 $ 11,231,905 $ 14,099,490 $ 7,853,790
Share Transactions:
Issued ................................... 56,200 50,000 101,900 35,850
Redeemed ................................ (52,800) (32,400) (12,500) —
Change in Shares ....................... 3,400 17,600 89,400 35,850

243
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core
Equity 2 ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 229,366 $ 196,181
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................. 9,440 (152,916)
In-Kind Transactions .................................................... — 4,762
Futures ............................................................... 2,224 3,291
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ....................... 1,764,618 1,213,705
Change in Net Assets Resulting from Operations ............................ 2,005,648 1,265,023
Distributions:
Total Distributions ........................................................ (250,116) (182,501)
Change in Net Assets Resulting from Distributions ........................... (250,116) (182,501)
Capital Share Transactions:
Shares Issued ........................................................... 732,706 597,674
Cost of Shares Redeemed ................................................. — (9,904)
Change in Net Assets Resulting from Capital Share Transactions ............... 732,706 587,770
Change in Net Assets ................................................. 2,488,238 1,670,292
Net Assets:
Beginning of Period ....................................................... 7,169,659 5,499,367
End of Period ............................................................ $ 9,657,897 $ 7,169,659
Share Transactions:
Issued ................................................................. 26,400 23,600
Redeemed .............................................................. — (400)
Change in Shares ..................................................... 26,400 23,200

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
244
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 61.75 $ 45.33 $ 42.06 $ 50.34 $ 35.43
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.75 0.72 0.66 0.63 0.54
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
12.33 16.37 3.25 (8.29) 14.91
Total from Investment Operations .............
13.08 17.09 3.91 (7.66) 15.45
Less Distributions:
Net Investment Income ........................
(0.72) (0.67) (0.64) (0.62) (0.54)
Total Distributions ........................
(0.72) (0.67) (0.64) (0.62) (0.54)
Net Asset Value, End of Period .......................
$ 74.11 $ 61.75 $ 45.33 $ 42.06 $ 50.34
Total Return at NAV (b) ............................
21.31% 37.87% 9.34% (15.30)% 43.83%
Net Assets, End of Year (thousands) ...................
$ 17,999,150 $ 11,330,976 $ 6,563,685 $ 5,474,263 $ 6,041,240
Ratio of Expenses to Average Net Assets ...............
0.09% 0.09% 0.09% 0.09% 0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.09% 0.09% 0.09% 0.09% 0.17%
Ratio of Net Investment Income to Average Net Assets .....
1.13% 1.27% 1.47% 1.39% 1.21%
Portfolio Turnover Rate (c) ..........................
3% 2% 2% 4% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
245
See accompanying Notes to Financial Statements.
Dimensional U.S. Small Cap ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 63.97 $ 49.48 $ 52.10 $ 60.22 $ 38.59
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.76 0.69 0.67 0.62 0.55
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
3.77 14.40 (2.69) (6.88) 21.53
Total from Investment Operations .............
4.53 15.09 (2.02) (6.26) 22.08
Less Distributions:
Net Investment Income ........................
(0.67) (0.60) (0.60) (0.57) (0.45)
Net Realized Gains ...........................
— — — (1.29) —
Total Distributions ........................
(0.67) (0.60) (0.60) (1.86) (0.45)
Net Asset Value, End of Period .......................
$ 67.83 $ 63.97 $ 49.48 $ 52.10 $ 60.22
Total Return at NAV (b) ............................
7.14% 30.55% (3.94)% (10.58)% 57.38%
Net Assets, End of Year (thousands) ...................
$ 11,418,216 $ 8,863,482 $ 5,613,913 $ 4,678,114 $ 4,290,238
Ratio of Expenses to Average Net Assets ...............
0.26% 0.27% 0.26% 0.28% 0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.26% 0.27% 0.26% 0.28% 0.39%
Ratio of Net Investment Income to Average Net Assets .....
1.17% 1.14% 1.26% 1.15% 1.00%
Portfolio Turnover Rate (c) ..........................
6% 8% 4% 9% 11%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
246
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 54.77 $ 43.26 $ 44.32 $ 46.49 $ 28.37
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.97 0.82 0.75 0.68 0.64
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
2.07 11.41 (1.14) (2.13) 18.00
Total from Investment Operations .............
3.04 12.23 (0.39) (1.45) 18.64
Less Distributions:
Net Investment Income ........................
(0.89) (0.72) (0.67) (0.69) (0.52)
Net Realized Gains ...........................
— — — (0.03) —
Total Distributions ........................
(0.89) (0.72) (0.67) (0.72) (0.52)
Net Asset Value, End of Period .......................
$ 56.92 $ 54.77 $ 43.26 $ 44.32 $ 46.49
Total Return at NAV (b) ............................
5.59% 28.36% (0.93)% (3.07)% 65.98%
Net Assets, End of Year (thousands) ...................
$ 11,362,538 $ 10,460,693 $ 7,791,663 $ 7,188,295 $ 6,449,204
Ratio of Expenses to Average Net Assets ...............
0.28% 0.28% 0.28% 0.29% 0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.28% 0.28% 0.28% 0.29% —%
Ratio of Net Investment Income to Average Net Assets .....
1.76% 1.58% 1.64% 1.52% 1.53%
Portfolio Turnover Rate (c) ..........................
9% 9% 3% 8% 6%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
247
See accompanying Notes to Financial Statements.
Dimensional U.S. Core Equity 2 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 34.01 $ 25.33 $ 24.43 $ 28.13 $ 19.42
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.43 0.41 0.40 0.37 0.32
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
4.96 8.63 0.87 (3.72) 8.67
Total from Investment Operations .............
5.39 9.04 1.27 (3.35) 8.99
Less Distributions:
Net Investment Income ........................
(0.39) (0.36) (0.37) (0.35) (0.28)
Total Distributions ........................
(0.39) (0.36) (0.37) (0.35) (0.28)
Net Asset Value, End of Period .......................
$ 39.01 $ 34.01 $ 25.33 $ 24.43 $ 28.13
Total Return at NAV (b) ............................
15.97% 35.83% 5.21% (11.95)% 46.47%
Net Assets, End of Year (thousands) ...................
$ 39,128,588 $ 31,334,738 $ 20,467,311 $ 15,437,733 $ 14,457,938
Ratio of Expenses to Average Net Assets ...............
0.17% 0.17% 0.17% 0.17% 0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.17% 0.17% 0.17% 0.17% 0.21%
Ratio of Net Investment Income to Average Net Assets .....
1.22% 1.32% 1.53% 1.43% 1.25%
Portfolio Turnover Rate (c) ..........................
4% 4% 3% 6% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
248
See accompanying Notes to Financial Statements.
Dimensional US Marketwide Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 41.39 $ 32.46 $ 33.44 $ 36.32 $ 25.06
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.80 0.75 0.70 0.64 0.54
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
3.27 8.82 (1.05) (2.93) 11.26
Total from Investment Operations .............
4.07 9.57 (0.35) (2.29) 11.80
Less Distributions:
Net Investment Income ........................
(0.73) (0.64) (0.63) (0.59) (0.54)
Total Distributions ........................
(0.73) (0.64) (0.63) (0.59) (0.54)
Net Asset Value, End of Period .......................
$ 44.73 $ 41.39 $ 32.46 $ 33.44 $ 36.32
Total Return at NAV (b) ............................
9.95% 29.62% (1.13)% (6.28)% 47.30%
Net Assets, End of Year (thousands) ...................
$ 12,289,767 $ 11,231,905 $ 8,237,027 $ 7,904,011 $ 8,320,772
Ratio of Expenses to Average Net Assets ...............
0.21% 0.21% 0.21% 0.22% 0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.21% 0.21% 0.21% 0.22% 0.41%
Ratio of Net Investment Income to Average Net Assets .....
1.88% 1.91% 2.05% 1.86% 1.62%
Portfolio Turnover Rate (c) ..........................
5% 4% 2% 3% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
249
See accompanying Notes to Financial Statements.
Dimensional International Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 36.54 $ 30.93 $ 27.70 $ 33.76 $ 11.67
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
1.53 1.43 1.39 1.34 0.78
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
9.69 5.54 3.15 (5.95) 22.06
Total from Investment Operations .............
11.22 6.97 4.54 (4.61) 22.84
Less Distributions:
Net Investment Income ........................
(1.43) (1.36) (1.31) (1.45) (0.75)
Total Distributions ........................
(1.43) (1.36) (1.31) (1.45) (0.75)
Net Asset Value, End of Period .......................
$ 46.33 $ 36.54 $ 30.93 $ 27.70 $ 33.76
Total Return at NAV (b) ............................
31.31% 22.71% 16.29% (13.97)% 48.18%
Net Assets, End of Year (thousands) ...................
$ 14,099,490 $ 7,853,790 $ 5,539,957 $ 3,757,656 $ 3,616,969
Ratio of Expenses to Average Net Assets ...............
0.27% 0.27% 0.27% 0.29% 0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.27% 0.27% 0.27% 0.29% 0.48%
Ratio of Net Investment Income to Average Net Assets .....
3.71% 3.99% 4.30% 4.31% 3.34%
Portfolio Turnover Rate (c) ..........................
6% 16% 12% 12% 14%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
250
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core Equity 2 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 25.81 $ 21.60 $ 19.62 $ 26.32 $ 9.91
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.79 0.74 0.72 0.76 0.45
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
6.00 4.15 2.00 (6.69) 16.41
Total from Investment Operations .............
6.79 4.89 2.72 (5.93) 16.86
Less Distributions:
Net Investment Income ........................
(0.85) (0.68) (0.74) (0.77) (0.45)
Total Distributions ........................
(0.85) (0.68) (0.74) (0.77) (0.45)
Net Asset Value, End of Period .......................
$ 31.75 $ 25.81 $ 21.60 $ 19.62 $ 26.32
Total Return at NAV (b) ............................
26.78% 22.75% 13.76% (22.87)% 35.23%
Net Assets, End of Year (thousands) ...................
$ 9,657,897 $ 7,169,659 $ 5,499,367 $ 4,312,083 $ 4,664,404
Ratio of Expenses to Average Net Assets ...............
0.28% 0.29% 0.28% 0.30% 0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) ....
0.28% 0.29% 0.28% 0.30% 0.39%
Ratio of Net Investment Income to Average Net Assets .....
2.81% 2.95% 3.17% 3.28% 2.39%
Portfolio Turnover Rate (c) ..........................
5% 12% 7% 8% 10%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
251
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of October 31, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional U.S. Equity Market ETF US Equity Market ETF
Dimensional U.S. Small Cap ETF US Small Cap ETF
Dimensional U.S. Targeted Value ETF US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF US Core Equity 2 ETF
Dimensional US Marketwide Value ETF US Marketwide Value ETF
Dimensional International Value ETF International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF World ex US Core Equity 2 ETF

252
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-
end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the World ex US Core Equity 2 ETF and the International Value ETF (the “International Funds”),
the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

253
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

254
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.

255
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Futures *
US Equity Market ETF ................................................................ $ 20,356
US Small Cap ETF ................................................................... 3,413
US Targeted Value ETF ............................................................... 18,410
US Core Equity 2 ETF ................................................................. 6,611
US Marketwide Value ETF ............................................................. 15,908
International Value ETF ............................................................... 33,780

256
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025 (amount in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin is reported within the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’
derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts
in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the year ended
October 31, 2025 and no such contracts were outstanding as of October 31, 2025. Net realized and changes in unrealized gain or loss on such contracts were minimal during the year ended October 31, 2025, and are included in “Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions” and “Change in
Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations”, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Asset
Unrealized
Appreciation on
Futures *(1)
Equity Risk Exposure: 297,608.980000
US Equity Market ETF ......................................................... $ 298
Realized
Gain (Loss)
from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: 297,608.980000
US Equity Market ETF ........................................... $4,025 $298
US Small Cap ETF .............................................. 1,226 –
US Targeted Value ETF .......................................... (2,965) –
US Core Equity 2 ETF ............................................ (31,472) –
US Marketwide Value ETF ........................................ 6,162 –
International Value ETF .......................................... 10,601 –
World ex US Core Equity 2 ETF .................................... 2,224 –

257
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
For the year ended October 31, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity
Market ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the year ended October 31, 2025 and recovered previously waived fees/assumed expenses during the year ended October 31, 2025 are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. As of October
31, 2025, the Funds did not have any previously waived fees/expenses assumed subject to future recovery.
Management Fee
US Equity Market ETF .................................................................................. 0.08%
US Small Cap ETF ...................................................................................... 0.25%
US Targeted Value ETF ................................................................................ 0.27%
US Core Equity 2 ETF .................................................................................. 0.16%
US Marketwide Value ETF ............................................................................. 0.20%
International Value ETF ................................................................................. 0.25%
World ex US Core Equity 2 ETF ....................................................................... 0.25%
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Equity Market ETF (1) ........................... 0.22% $— $—
US Core Equity 2 ETF (2) ........................... 0.30% — —
US Marketwide Value ETF (2) ....................... 0.24% — —
World ex US Core Equity 2 ETF (3) ................... 0.39% — —

258
(1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets
(the “Expense Limitation Amount”).
(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund
(excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets.
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the
Trust. For the year ended October 31, 2025, the total related amount paid by the Trust to the CCO was $111 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses” on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
Total
US Equity Market ETF ........................................................................................ $ 44
US Small Cap ETF ............................................................................................ 33
US Targeted Value ETF ...................................................................................... 40
US Core Equity 2 ETF ........................................................................................ 112
US Marketwide Value ETF ................................................................................... 43
International Value ETF ....................................................................................... 33
World ex US Core Equity 2 ETF ............................................................................. 29

259
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024 and
October 31, 2025, were as follows (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Equity Market ETF
2024 .................................................. $ 106,895 $ – $ 106,895
2025 .................................................. 160,450 – 160,450
US Small Cap ETF
2024 .................................................. 77,000 – 77,000
2025 .................................................. 104,235 –  104,235
US Targeted Value ETF
2024 .................................................. 133,325 – 133,325
2025 .................................................. 175,49 5 – 175,49 5
US Core Equity 2 ETF
2024 .................................................. 310,601 – 310,601
2025 .................................................. 379,283 – 379,283
US Marketwide Value ETF
2024 .................................................. 168,675 – 168,675
2025 .................................................. 201,025 – 201,025
International Value ETF
2024 .................................................. 274,065 – 274,065
2025 .................................................. 381,960 – 381,960
World ex US Core Equity 2 ETF
2024 .................................................. 182,501 – 182,501
2025 .................................................. 250,116 – 250,116

260
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and passive foreign investment company adjustments.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2025, the following Fund used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Equity Market ETF .......... $ 2,550 $ — $ (189,961) $ 8,389,382 $ 8,201,971
US Small Cap ETF ............. 1,903 — (371,167) 2,218,172 1,848,908
US Targeted Value ETF ......... 2,681 — (421,619) 1,565,135 1,146,197
US Core Equity 2 ETF ........... 2,801 — (1,624,551) 15,776,429 14,154,679
US Marketwide Value ETF ....... 3,076 — (515,763) 202,846 (309,841)
International Value ETF ......... 63,528 — (421,196) 3,585,818 3,228,150
World ex US Core Equity 2 ETF ... 45,082 — (621,333) 3,577,515 3,001,264
Total
US Equity Market ETF .............................................................. $ 189,961
US Small Cap ETF ................................................................. 371,167
US Targeted Value ETF ............................................................. 421,619
US Core Equity 2 ETF ............................................................... 1,624,55 1
US Marketwide Value ETF ........................................................... 515,763
International Value ETF ............................................................. 421,196
World ex US Core Equity 2 ETF ....................................................... 621,333
Total
International Value ETF ....................................................................................... $ 26,680
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Equity Market ETF ................. $ 9,867,880 $ 8,497,347 $ (107,965) $ 8,389,382
US Small Cap ETF .................... 10,212,869 2,977,530 (759,45 9 ) 2,218,071
US Targeted Value ETF ................ 10,343,258 2,407,72 4 (842,589) 1,565,135
US Core Equity 2 ETF .................. 24,480,422 16,173,969 (397,540) 15,776,429
US Marketwide Value ETF .............. 8,828,217 4,108,206 (354,061) 3,754,145
International Value ETF ................ 10,646,902 3,707,116 (121,873) 3,585,243
World ex US Core Equity 2 ETF .......... 6,220,663 3,838,154 (237,149) 3,601,005

261
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal
Revenue Service.
G. Securities Lending
As of October 31, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any
Non-Cash
Collateral
Market
Value
US Equity Market ETF ........................................................................................... $ 11,848
US Small Cap ETF ............................................................................................... 68,608
US Targeted Value ETF ......................................................................................... 46,490
US Core Equity 2 ETF ........................................................................................... 89,150
International Value ETF .......................................................................................... 127,963
World ex US Core Equity 2 ETF ................................................................................ 260,569

262
time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the year ended October 31, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Equity Market ETF ................................... $ 95,951 $ 72,825 $ (11,857)
US Small Cap ETF ...................................... 152,300 54,967 (23,140)
US Targeted Value ETF .................................. 266,571 124,390 (21,625)
US Core Equity 2 ETF .................................... 380,708 314,008 (144,662)
US Marketwide Value ETF ................................ 304,174 140,637 (62,005)
International Value ETF .................................. 116,715 91,812 (7,653)
World ex US Core Equity 2 ETF ............................ 29,126 39,413 (7,101)
Balance at
October 31,
2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
US Equity Market ETF
The DFA Short Term
Investment Fund $143,758 $1,678,845 $1,534,724 $— $— $287,879 24,888 $12,150 $—
Total $143,758 $1,678,845 $1,534,724 $— $— $287,879 $12,150 $—
US Small Cap ETF
The DFA Short Term
Investment Fund $799,957 $1,491,096 $1,266,722 $— $— $1,024,331 88,556 $39,160 $—
Total $799,957 $1,491,096 $1,266,722 $— $— $1,024,331 $39,160 $—
US Targeted Value
ETF
The DFA Short Term
Investment Fund $598,721 $2,832,108 $2,877,990 $— $— $552,839 47,795 $32,771 $—
Total $598,721 $2,832,108 $2,877,990 $— $— $552,839 $32,771 $—
US Core Equity 2 ETF
The DFA Short Term
Investment Fund $771,657 $5,617,470 $5,203,002 $— $— $1,186,125 102,544 $52,467 $—
Total $771,657 $5,617,470 $5,203,002 $— $— $1,186,125 $52,467 $—

263
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2025 were as follows (amounts in thousands):
In-kind transactions for the year ended October 31, 2025 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the year ended October 31, 2025.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
Balance at
October 31,
2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
US Marketwide Value
ETF
The DFA Short Term
Investment Fund $209,918 $2,388,427 $2,291,103 $— $— $307,242 26,562 $13,402 $—
Total $209,918 $2,388,427 $2,291,103 $— $— $307,242 $13,402 $—
International Value
ETF
The DFA Short Term
Investment Fund $192,113 $2,287,156 $2,256,426 $— $— $222,843 19,265 $11,618 $—
Total $192,113 $2,287,156 $2,256,426 $— $— $222,843 $11,618 $—
World ex US Core
Equity 2 ETF
The DFA Short Term
Investment Fund $216,733 $1,157,012 $1,180,373 $— $— $193,372 16,718 $9,306 $—
Total $216,733 $1,157,012 $1,180,373 $— $— $193,372 $9,306 $—
Purchases Sales
US Equity Market ETF .................................................... $ 1,015,041 $ 364,723
US Small Cap ETF ....................................................... 1,590,400 609,457
US Targeted Value ETF ................................................... 2,981,203 1,016,402
US Core Equity 2 ETF ..................................................... 4,082,992 1,423,572
US Marketwide Value ETF ................................................. 2,647,018 556,431
International Value ETF ................................................... 1,974,364 636,745
World ex US Core Equity 2 ETF ............................................. 769,430 369,936
Purchases Sales
US Equity Market ETF .................................................... $ 3,893,150 $ 626,551
US Small Cap ETF ....................................................... 1,990,507 1,001,065
US Targeted Value ETF ................................................... 597,917 2,047,720
US Core Equity 2 ETF ..................................................... 3,226,324 2,893,072
US Marketwide Value ETF ................................................. 277,448 2,198,547
International Value ETF ................................................... 2,805,961 510,445
World ex US Core Equity 2 ETF ............................................. 309,019 –

264
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the International Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Funds under the line of credit were as follows
(amounts in thousands, except percentages and days):

265
* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the year ended October 31, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings as
of 10/31/2025
US Small Cap ETF ..... 5.08% $268 1 $— $268 $—
US Marketwide Value ETF 5.08% 334 1 — 334 —

266
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

267
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of Dimensional U.S. Equity
Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S.
Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF and
Dimensional World ex U.S. Core Equity 2 ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional
U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value
ETF, Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF (seven of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”)
as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

268
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.
investment company group since 1981.

269
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
The amounts in the table expressed as a percentage of distributions for the fiscal year 2025, as specifically noted
in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue Code).
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional U.S.
Equity Market ETF ............ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional U.S. Small
Cap ETF ........................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional U.S. Targeted
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional U.S. Core
Equity 2 ETF ..................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Marketwide
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional International
Value ETF ......................... 100% 0% 0% 0% 0% 100% 0% 100% 0% 8% 100% 0% 0%
Dimensional World ex U.S.
Core Equity 2 ETF ............ 100% 0% 0% 0% 0% 100% 0% 89% 0% 7% 100% 0% 0%

270
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

272
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

273
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

274
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

275
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
Not applicable

DFA-103125-017A

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Year Ended: October 31, 2025
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF

**Blank Page**

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 200
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 201
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 202
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 204
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
AGM Assured Guaranty Municipal Corporation
AMBAC American Municipal Bond Assurance Corporation
AUD Australian Dollars
BAM Build America Mutual
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CHF Swiss Franc
CNTY GTD County Guaranteed
COP Certificate of Participation
ETM Escrowed to Maturity
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
GO General Obligation
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
RN Revenue Note
SA Special Assessment
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIA Sterling Overnight Index Average
ST Special Tax
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
ST STANDBY NT PURCHASE State Standby Note Purchase
TA Tax Allocation
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
Investment Footnotes
(*) The Adjustable rate shown is effective as of October 31, 2025.
(r) Rate disclosed is the seven day yield as of October 31, 2025.
† See Note B to Financial Statements.

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
Investment Footnotes
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted.
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d)
Annualized for periods less than one year
(e)
Excludes impact of in-kind transactions
(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS
— (20.4%)
Federal Home Loan Banks
# 3.250%, 06/09/28 ..... 265 $ 263,172
3.250%, 11/16/28 ..... 85 84,093
Federal Home Loan Mortgage
Corp.
4.695%, 11/15/38 ..... 130 71,520
Federal National Mortgage
Association
2.125%, 04/24/26 ..... 227 225,182
6.000%, 11/01/55, 30YR
TBA ............... 465,529 476,029,924
2.000%, 11/01/55, 30YR
TBA ............... 634,774 514,641,415
6.500%, 11/01/55, 30YR
TBA ............... 308,285 319,224,413
2.500%, 11/01/55, 30YR
TBA ............... 595,349 505,371,798
3.000%, 11/01/55, 30YR
TBA ............... 71,778 63,590,822
Government National Mortgage
Association
6.000%, 11/01/55, 30YR
TBA ............... 282,844 287,850,811
Tennessee Valley Authority
6.750%, 11/01/25 ..... 437 437,000
2.875%, 02/01/27 ..... 239 236,514
7.125%, 05/01/30 ..... 110 125,229
5.250%, 09/15/39 ..... 250 266,958
TOTAL AGENCY
OBLIGATIONS ........... 2,168,418,851
BONDS — (40.6%)
AUSTRALIA — (2.2%)
ANZ New Zealand Int'l, Ltd.
Ω 3.450%, 01/21/28 ...... 200 197,504
ASB Bank, Ltd.
Ω 2.375%, 10/22/31 ...... 355 317,820
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.684%, 03/18/26(*) .... 15,275 15,295,551
Ω SOFR+0.56%, FRN,
4.684%, 03/18/26(*) .... 520 520,700
Ω SOFR+0.81%, FRN,
4.875%, 01/18/27(*) .... 3,532 3,553,206
Ω SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 4,372 4,392,886
BBSW3M+1.20%, FRN,
4.839%, 11/04/27(*), MTN AUD 11,000 7,295,647
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
BBSW3M+1.06%, FRN,
4.636%, 03/31/28(*), MTN AUD 5,117 $ 3,387,940
BBSW3M+0.86%, FRN,
4.419%, 06/18/29(*), MTN AUD 10,000 6,587,432
Ω SOFR+0.85%, FRN,
4.994%, 12/16/29(*) .... 300 303,390
Bank of New Zealand
Ω 2.870%, 01/27/32 ...... 322 294,263
BHP Billiton Finance USA, Ltd.
4.900%, 02/28/33 ...... 215 219,815
5.250%, 09/08/33 ...... 1,966 2,047,852
4.125%, 02/24/42 ...... 102 89,589
5.000%, 09/30/43 ...... 5,211 5,018,167
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 9,095 9,112,112
Ω SOFR+0.52%, FRN,
4.722%, 06/15/26(*) .... 2,550 2,552,840
SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 2,682 2,680,979
Ω SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 1,670 1,669,365
BBSW3M+1.15%, FRN,
4.725%, 01/13/28(*), MTN AUD 20,000 13,259,314
Ω SOFR+0.64%, FRN,
4.788%, 03/14/28(*) .... 2,500 2,511,870
BBSW3M+0.95%, FRN,
4.540%, 08/17/28(*), MTN AUD 10,000 6,610,803
BBSW3M+0.87%, FRN,
4.429%, 08/22/29(*), MTN AUD 10,000 6,593,127
Ω SOFR+0.81%, FRN,
4.958%, 03/14/30(*) .... 2,360 2,377,556
Glencore Funding LLC
Ω 4.875%, 03/12/29 ...... 705 716,259
Ω 2.500%, 09/01/30 ...... 874 799,422
# 2.500%, 09/01/30 ...... 490 448,189
Ω 2.850%, 04/27/31 ...... 3,751 3,443,996
Ω 2.625%, 09/23/31 ...... 680 610,835
Ω 5.700%, 05/08/33 ...... 5,733 6,063,770
Ω 6.500%, 10/06/33 ...... 3,962 4,376,226
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 10,555 10,631,559
Ω SOFR+0.74%, FRN,
4.893%, 06/12/28(*) .... 200 201,012
National Australia Bank, Ltd.
Ω SOFR+0.65%, FRN,
4.811%, 12/10/25(*) .... 10,044 10,049,724
Ω SOFR+0.62%, FRN,
4.777%, 06/11/27(*) .... 12,026 12,053,467

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
BBSW3M+1.23%, FRN,
4.190%, 10/18/27(*), MTN AUD 4,000 $ 2,627,379
Ω SOFR+0.60%, FRN,
4.649%, 10/26/27(*) .... 900 905,832
BBSW3M+1.20%, FRN,
4.755%, 11/25/27(*), MTN AUD 17,000 11,277,317
BBSW3M+0.90%, FRN,
4.447%, 03/22/29(*), MTN AUD 3,500 2,309,061
Ω SOFR+0.79%, FRN,
4.867%, 01/14/30(*) .... 2,000 2,018,062
Ω 4.951%, 01/10/34 ...... 750 776,282
Norfina, Ltd.
BBSW3M+0.98%, FRN,
4.528%, 03/19/29(*), MTN AUD 9,500 6,270,063
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 2,080 2,208,179
Rio Tinto Finance USA PLC
5.000%, 03/14/32 ...... 15,000 15,467,415
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 3,168 3,183,382
Westpac Banking Corp.
SOFR+0.72%, FRN,
4.982%, 11/17/25(*) .... 200 200,046
SOFR+0.42%, FRN,
4.490%, 04/16/26(*) .... 22,740 22,760,261
SOFR+0.52%, FRN,
4.756%, 06/03/26(*) .... 500 500,781
BBSW3M+0.93%, FRN,
4.478%, 09/19/28(*), MTN AUD 5,700 3,763,904
SOFR+0.81%, FRN,
4.880%, 04/16/29(*) .... 2,024 2,040,931
SOFR+0.82%, FRN,
4.917%, 07/01/30(*) .... 4,906 4,952,195
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 2,400 2,381,450
TOTAL AUSTRALIA ....... 229,926,727
BELGIUM — (0.0%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 2,128 2,209,836
4.350%, 06/01/40 ...... 1 918
4.950%, 01/15/42 ...... 1,706 1,650,622
TOTAL BELGIUM ........ 3,861,376
CANADA — (2.4%)
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 6,635 6,939,795
6.000%, 07/15/35 ...... 2,029 2,061,283
Bank of Montreal
SOFRINDX+0.76%, FRN,
4.949%, 06/04/27(*) .... 14,355 14,420,991
# 5.511%, 06/04/31 ...... 2,300 2,424,991
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.751%, 03/02/26(*) .... 1,565 1,566,534
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFR+0.61%, FRN,
4.758%, 09/15/26(*) .... 500 $ 501,244
SOFRINDX+0.78%, FRN,
4.969%, 06/04/27(*) .... 13,711 13,777,308
5.250%, 06/12/28 ...... 101 104,016
SOFRINDX+1.08%, FRN,
5.109%, 08/01/29(*) .... 5,055 5,107,668
4.850%, 02/01/30 ...... 2,430 2,483,095
2.150%, 08/01/31 ...... 400 354,741
2.450%, 02/02/32 ...... 530 472,698
5.650%, 02/01/34 ...... 2,700 2,874,629
Barrick North America Finance
LLC
5.700%, 05/30/41 ...... 4,468 4,601,414
Brookfield Finance, Inc.
4.850%, 03/29/29 ...... 133 135,325
2.724%, 04/15/31 ...... 205 187,345
6.350%, 01/05/34 ...... 5,135 5,591,277
5.675%, 01/15/35 ...... 9,715 10,088,334
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.397%, 10/02/26(*) .... 600 604,779
SOFR+0.94%, FRN,
5.046%, 06/28/27(*) .... 1,665 1,677,283
5.001%, 04/28/28 ...... 177 180,885
5.986%, 10/03/28 ...... 128 134,535
3.600%, 04/07/32 ...... 2,569 2,441,099
6.092%, 10/03/33 ...... 17,356 18,886,717
Canadian Natural Resources,
Ltd.
2.950%, 07/15/30 ...... 375 351,382
7.200%, 01/15/32 ...... 466 523,323
6.450%, 06/30/33 ...... 5,187 5,622,888
5.850%, 02/01/35 ...... 643 671,220
6.500%, 02/15/37 ...... 1,899 2,070,108
6.250%, 03/15/38 ...... 8,949 9,549,475
Cenovus Energy, Inc.
# 6.750%, 11/15/39 ...... 6,610 7,289,147
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 555 573,101
Emera US Finance, LP
2.639%, 06/15/31 ...... 734 654,806
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 1,331 1,573,115
5.500%, 09/15/40 ...... 2,558 2,563,334
Enbridge, Inc.
5.700%, 03/08/33 ...... 170 179,060
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28 ...... 1,411 1,429,295
4.625%, 04/29/30 ...... 1,100 1,104,309
3.375%, 03/03/31 ...... 2,220 2,086,324
5.625%, 08/16/32 ...... 971 1,013,704
6.000%, 12/07/33 ...... 5,650 6,011,080

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
Federation des Caisses
Desjardins du Quebec
Ω 5.250%, 04/26/29 ...... 300 $ 310,465
Kinross Gold Corp.
6.250%, 07/15/33 ...... 4,822 5,257,387
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 50 52,135
Magna International, Inc.
# 5.500%, 03/21/33 ...... 8,723 9,070,850
5.875%, 06/01/35 ...... 2,145 2,263,344
National Bank of Canada
4.500%, 10/10/29 ...... 2,025 2,043,903
Nutrien, Ltd.
5.400%, 06/21/34 ...... 400 413,131
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 ...... 1,100 1,207,964
Rogers Communications, Inc.
3.625%, 12/15/25 ...... 139 138,868
7.500%, 08/15/38 ...... 2,969 3,457,035
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.619%, 04/27/26(*) .... 986 987,698
SOFRINDX+1.08%, FRN,
5.145%, 07/20/26(*) .... 6,000 6,039,762
SOFRINDX+0.95%, FRN,
5.015%, 01/19/27(*) .... 4,296 4,324,377
SOFRINDX+0.71%, FRN,
4.772%, 01/21/27(*) .... 10,629 10,668,692
# 5.150%, 02/01/34 ...... 1,600 1,668,747
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 357 364,498
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 7,137 8,012,133
5.950%, 12/01/34 ...... 400 421,373
6.800%, 05/15/38 ...... 7,289 8,050,053
6.850%, 06/01/39 ...... 1,333 1,485,264
Toronto-Dominion Bank (The)
0.750%, 01/06/26, MTN . 51 50,693
SOFR+1.08%, FRN,
5.148%, 07/17/26(*), MTN 2,612 2,627,752
SOFR+0.73%, FRN,
4.822%, 04/05/27(*) .... 5,818 5,840,662
SOFR+0.82%, FRN,
4.852%, 01/31/28(*) .... 52 52,203
SOFR+0.91%, FRN,
5.116%, 06/02/28(*), MTN 2,075 2,084,664
SOFR+1.03%, FRN,
5.160%, 12/17/29(*) .... 5,077 5,114,763
2.450%, 01/12/32 ...... 3,010 2,688,994
5.298%, 01/30/32 ...... 1,648 1,719,413
3.200%, 03/10/32, MTN . 3,374 3,140,895
4.456%, 06/08/32 ...... 4,141 4,140,325
TransCanada PipeLines, Ltd.
4.625%, 03/01/34 ...... 2,391 2,335,104
6.200%, 10/15/37 ...... 839 903,326
Face
Amount^
Value†
(000)
CANADA — (Continued)
7.250%, 08/15/38 ...... 527 $ 609,635
7.625%, 01/15/39 ...... 1,390 1,665,380
6.100%, 06/01/40 ...... 344 363,593
Tucson Electric Power Co.
3.250%, 05/15/32 ...... 750 694,695
5.200%, 09/15/34 ...... 6,474 6,611,064
Videotron, Ltd.
Ω 5.700%, 01/15/35 ...... 2,000 2,045,745
TOTAL CANADA ......... 249,810,242
FINLAND — (0.1%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.860%, 03/19/27(*) .... 4,690 4,713,250
Ω SOFR+1.02%, FRN,
5.181%, 09/10/29(*) .... 1,855 1,877,900
OP Corporate Bank PLC
2.875%, 06/18/30, MTN . EUR 5,000 5,783,118
TOTAL FINLAND ......... 12,374,268
FRANCE — (0.5%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.478%, 07/13/26(*) .... 500 503,460
0.625%, 11/19/27, MTN . EUR 2,000 2,224,969
Ω SOFRINDX+1.07%, FRN,
5.332%, 02/16/28(*) .... 9,396 9,460,066
Ω SOFR+0.99%, FRN,
5.060%, 10/16/28(*) .... 7,059 7,090,410
Ω SOFRINDX+1.23%, FRN,
5.286%, 01/22/30(*) .... 9,432 9,507,763
4.375%, 05/02/30, MTN . EUR 5,000 6,085,587
BNP Paribas SA
Ω 4.400%, 08/14/28 ...... 865 866,241
BPCE SA
Ω 5.100%, 01/26/26 ...... 470 470,783
Ω 4.750%, 07/19/27 ...... 246 248,509
3.250%, 01/11/28, MTN . 51 50,000
Ω 5.125%, 01/18/28 ...... 864 880,052
Ω# 2.700%, 10/01/29 ...... 1,070 1,006,256
Credit Agricole SA
Ω SOFR+0.87%, FRN,
5.027%, 03/11/27(*) .... 3,535 3,549,017
1.375%, 05/03/27, MTN . EUR 100 113,863
5.514%, 07/05/33, MTN . 400 421,828
Ω 5.514%, 07/05/33 ...... 1,945 2,051,138
5.365%, 03/11/34 ...... 400 417,800
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 5,000 5,295,042
Societe Generale SA
Ω 3.000%, 01/22/30 ...... 2,250 2,110,108
TotalEnergies Capital
International SA

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
2.986%, 06/29/41 ...... 339 $ 257,087
TOTAL FRANCE ......... 52,609,979
GERMANY — (1.3%)
Bayer US Finance II LLC
Ω 4.375%, 12/15/28 ...... 508 506,220
Ω 4.200%, 07/15/34 ...... 400 371,590
Ω 4.625%, 06/25/38 ...... 20,902 18,915,730
Ω 4.650%, 11/15/43 ...... 750 610,393
Ω 4.400%, 07/15/44 ...... 3,030 2,458,325
Bayer US Finance LLC
Ω 6.375%, 11/21/30 ...... 1,621 1,731,112
Ω 6.500%, 11/21/33 ...... 19,614 21,185,872
BMW International Investment
BV
3.125%, 08/27/30, MTN . EUR 6,473 7,574,302
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.646%, 04/02/26(*) .... 6,892 6,899,237
Ω SOFRINDX+0.80%, FRN,
5.074%, 08/13/26(*) .... 300 301,033
Ω 4.850%, 08/13/31 ...... 1,309 1,328,454
Ω 3.700%, 04/01/32 ...... 461 439,131
Ω 5.150%, 08/11/33 ...... 400 410,576
Ω# 5.150%, 04/02/34 ...... 5,900 6,009,799
Ω# 5.400%, 03/21/35 ...... 1,445 1,498,388
Daimler Truck Finance North
America LLC
Ω 3.650%, 04/07/27 ...... 48 47,642
Ω SOFR+0.96%, FRN,
5.139%, 09/25/27(*) .... 5,371 5,391,732
Ω 2.500%, 12/14/31 ...... 400 355,368
Ω 5.500%, 09/20/33 ...... 3,512 3,622,581
Deutsche Bank AG
5.371%, 09/09/27 ...... 40 41,012
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 4,281 4,788,344
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 6,345 5,621,830
Ω 3.000%, 12/01/31 ...... 457 409,742
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.67%, FRN,
4.761%, 01/09/26(*) .... 200 200,113
Ω SOFR+0.85%, FRN,
5.113%, 11/15/27(*) .... 500 503,417
Ω SOFR+0.93%, FRN,
5.108%, 03/31/28(*) .... 438 439,511
Ω# 5.050%, 08/03/33 ...... 11,924 12,196,876
Ω 5.000%, 01/11/34 ...... 4,225 4,269,938
Ω 5.125%, 08/01/34 ...... 804 819,279
Ω 5.450%, 04/01/35 ...... 4,150 4,284,543
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 5,000 5,237,227
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Siemens
Financieringsmaatschappij NV
Ω 2.150%, 03/11/31 ...... 570 $ 514,430
2.875%, 03/11/41 ...... 3,174 2,423,019
Ω 2.875%, 03/11/41 ...... 4,779 3,648,269
T-Mobile USA, Inc.
5.050%, 07/15/33 ...... 500 508,406
4.375%, 04/15/40 ...... 125 112,302
3.000%, 02/15/41 ...... 946 708,135
Volkswagen Group of America
Finance LLC
Ω 5.650%, 09/12/28 ...... 250 257,684
Ω 3.750%, 05/13/30 ...... 340 327,884
Ω 5.900%, 09/12/33 ...... 5,437 5,656,763
Ω 5.800%, 03/27/35 ...... 300 308,554
TOTAL GERMANY ....... 132,934,763
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1.750%, 01/30/26 ...... 57 56,642
4.450%, 04/03/26 ...... 47 47,017
2.450%, 10/29/26 ...... 51 50,214
4.625%, 10/15/27 ...... 394 396,934
3.000%, 10/29/28 ...... 2,386 2,303,856
3.300%, 01/30/32 ...... 2,600 2,399,413
3.400%, 10/29/33 ...... 1,960 1,768,370
3.850%, 10/29/41 ...... 4,456 3,682,324
TOTAL IRELAND ......... 10,704,770
ITALY — (0.3%)
Enel Finance International NV
Ω 3.500%, 04/06/28 ...... 1,842 1,811,781
Ω 7.500%, 10/14/32 ...... 6,519 7,519,283
Ω 5.500%, 06/26/34 ...... 665 690,795
Ω 6.800%, 09/15/37 ...... 1,946 2,194,274
Ω 6.000%, 10/07/39 ...... 6,906 7,300,532
6.000%, 10/07/39 ...... 625 660,706
Eni SpA
Ω 4.750%, 09/12/28 ...... 461 467,249
Ω 4.250%, 05/09/29 ...... 178 178,155
Ω 5.700%, 10/01/40 ...... 5,554 5,476,997
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 ...... 1,463 1,464,814
Ω 3.875%, 07/14/27 ...... 734 729,464
Ω 4.000%, 09/23/29 ...... 2,707 2,661,036
Ω 6.625%, 06/20/33 ...... 3,370 3,708,973
Ω 7.200%, 11/28/33 ...... 1,708 1,945,852
TOTAL ITALY ........... 36,809,911
JAPAN — (2.0%)
7-Eleven, Inc.
0.950%, 02/10/26 ...... 50 49,531
1.300%, 02/10/28 ...... 189 177,102
Ω 1.300%, 02/10/28 ...... 212 198,655
Ω 1.800%, 02/10/31 ...... 3,953 3,442,262

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Ω 2.500%, 02/10/41 ...... 7,078 $ 4,936,159
Aircastle, Ltd.
Ω 5.950%, 02/15/29 ...... 240 249,925
American Honda Finance Corp.
SOFR+0.71%, FRN,
4.791%, 01/09/26(*) .... 1,250 1,250,888
SOFR+0.92%, FRN,
4.999%, 01/12/26(*) .... 570 570,781
SOFRINDX+0.72%, FRN,
4.812%, 10/05/26(*) .... 1,442 1,445,517
SOFR+0.62%, FRN,
4.783%, 12/11/26(*), MTN 217 217,279
SOFR+0.71%, FRN,
4.791%, 07/09/27(*) .... 6,065 6,071,717
SOFR+0.87%, FRN,
4.951%, 07/09/27(*) .... 6,450 6,481,734
SOFR+0.72%, FRN,
4.776%, 10/22/27(*) .... 2,750 2,752,732
SOFR+0.82%, FRN,
5.056%, 03/03/28(*) .... 6,448 6,455,168
5.050%, 07/10/31 ...... 750 770,929
4.850%, 10/23/31 ...... 1,267 1,288,642
5.150%, 07/09/32 ...... 539 554,078
4.900%, 01/10/34 ...... 8,242 8,333,001
5.200%, 03/05/35 ...... 1,765 1,796,628
Aviation Capital Group LLC
Ω 5.125%, 04/10/30 ...... 1,364 1,384,593
Japan Government Five Year
Bond
0.400%, 09/20/28 ...... JPY 3,000,000 19,152,640
0.500%, 06/20/29 ...... JPY 2,600,000 16,522,212
Japan Government Ten Year
Bond
0.100%, 12/20/28 ...... JPY 3,000,000 18,927,526
JT International Financial
Services BV
Ω 6.875%, 10/24/32 ...... 10,113 11,370,135
Mitsubishi UFJ Financial Group,
Inc.
3.850%, 03/01/26 ...... 37 36,976
2.757%, 09/13/26 ...... 266 263,212
3.195%, 07/18/29 ...... 741 714,777
2.559%, 02/25/30 ...... 244 227,803
2.048%, 07/17/30 ...... 736 665,499
3.751%, 07/18/39 ...... 328 289,041
Mizuho Financial Group, Inc.
Ω 3.477%, 04/12/26 ...... 4,127 4,113,973
2.839%, 09/13/26 ...... 51 50,492
3.663%, 02/28/27 ...... 45 44,783
1.631%, 04/08/27, MTN . EUR 2,000 2,285,256
3.170%, 09/11/27 ...... 39 38,434
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.356%, 07/02/27(*) .... 2,750 2,772,181
6.070%, 07/12/28 ...... 200 209,096
Face
Amount^
Value†
(000)
JAPAN — (Continued)
2.172%, 07/14/28 ...... 928 $ 878,740
2.710%, 01/22/29 ...... 251 238,976
5.605%, 07/06/29 ...... 600 624,426
3.103%, 01/16/30 ...... 2,045 1,935,516
2.679%, 07/16/30 ...... 1,941 1,788,504
2.608%, 07/14/31 ...... 1,311 1,180,694
2.999%, 01/22/32 ...... 567 513,887
6.087%, 07/12/33 ...... 200 217,373
NTT Finance Corp.
Ω 1.162%, 04/03/26 ...... 51 50,356
Ω SOFR+1.31%, FRN,
5.389%, 07/16/30(*) .... 500 509,051
ORIX Corp.
# 5.000%, 09/13/27 ...... 142 144,326
4.000%, 04/13/32 ...... 3,657 3,551,485
# 5.200%, 09/13/32 ...... 3,046 3,155,047
# 5.400%, 02/25/35 ...... 2,450 2,537,902
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 372 372,608
Ω 3.400%, 01/15/30 ...... 1,225 1,175,861
Sumitomo Mitsui Financial
Group, Inc.
0.948%, 01/12/26 ...... 51 50,674
SOFR+1.43%, FRN,
5.513%, 01/13/26(*) .... 250 250,622
1.402%, 09/17/26 ...... 51 49,876
2.174%, 01/14/27 ...... 51 49,893
# 3.944%, 07/19/28 ...... 128 127,775
1.902%, 09/17/28 ...... 1,026 964,828
2.472%, 01/14/29 ...... 407 387,722
SOFR+1.17%, FRN,
5.261%, 07/09/29(*) .... 6,467 6,532,951
3.040%, 07/16/29 ...... 2,106 2,019,593
5.710%, 01/13/30 ...... 200 210,860
2.750%, 01/15/30 ...... 818 768,930
SOFR+1.05%, FRN,
5.131%, 04/15/30(*) .... 11,850 11,888,382
2.130%, 07/08/30 ...... 1,458 1,323,107
5.424%, 07/09/31 ...... 400 419,434
2.222%, 09/17/31 ...... 719 637,670
5.454%, 01/15/32 ...... 1,551 1,625,603
5.766%, 01/13/33 ...... 2,776 2,965,184
5.776%, 07/13/33 ...... 1,700 1,821,365
# 5.808%, 09/14/33 ...... 3,221 3,458,810
5.558%, 07/09/34 ...... 800 843,866
5.632%, 01/15/35 ...... 4,650 4,947,080
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
5.164%, 09/10/27(*) .... 1,000 1,010,057
Ω SOFR+0.75%, FRN,
4.973%, 09/11/28(*) .... 500 501,070
Ω SOFR+0.99%, FRN,
5.151%, 03/13/30(*) .... 6,450 6,526,626

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Takeda Pharmaceutical Co.,
Ltd.
3.025%, 07/09/40 ...... 305 $ 234,035
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.742%, 01/05/26(*), MTN 200 200,157
SOFR+0.45%, FRN,
4.713%, 05/15/26(*) .... 2,297 2,298,586
SOFR+0.77%, FRN,
5.064%, 08/07/26(*) .... 1,710 1,716,838
SOFR+0.65%, FRN,
4.770%, 03/19/27(*), MTN 6,950 6,978,146
4.800%, 01/05/34, MTN . 400 408,196
5.350%, 01/09/35 ...... 1,000 1,050,739
TOTAL JAPAN ........... 207,254,784
LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.550%, 03/11/26 ...... 24 23,987
4.250%, 07/16/29 ...... 1,123 1,123,013
# 6.800%, 11/29/32 ...... 24,094 26,833,224
TOTAL LUXEMBOURG .... 27,980,224
NETHERLANDS — (0.2%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.838%, 07/07/28(*) .... 1,393 1,395,500
BNG Bank NV
1.900%, 11/26/25, MTN . AUD 533 348,514
Cooperatieve Rabobank UA
SOFRINDX+0.62%, FRN,
4.836%, 08/28/26(*) .... 1,905 1,909,953
SOFRINDX+0.90%, FRN,
4.992%, 10/05/26(*) .... 1,973 1,983,282
SOFR+0.60%, FRN,
4.662%, 01/21/28(*) .... 2,051 2,053,635
BBSW3M+0.75%, FRN,
4.298%, 05/26/28(*), MTN AUD 8,000 5,252,348
BBSW3M+0.91%, FRN,
4.408%, 07/17/29(*), MTN AUD 900 592,869
SOFRINDX+0.89%, FRN,
4.958%, 10/17/29(*) .... 5,510 5,546,359
5.250%, 05/24/41 ...... 1,339 1,352,527
Heineken NV
Ω 4.000%, 10/01/42 ...... 1,100 932,991
ING Groep NV
Ω 4.625%, 01/06/26 ...... 101 101,042
4.550%, 10/02/28 ...... 725 732,867
4.050%, 04/09/29 ...... 252 250,218
Koninklijke KPN NV
8.375%, 10/01/30 ...... 420 491,797
TOTAL NETHERLANDS ... 22,943,902
NEW ZEALAND — (1.0%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 5,800 3,140,812
Face
Amount^
Value†
(000)
NEW ZEALAND — (Continued)
New Zealand Government Bond
4.500%, 05/15/30 ...... NZD 171,500 $ 103,284,784
TOTAL NEW ZEALAND .... 106,425,596
NORWAY — (0.4%)
Aker BP ASA
Ω 3.750%, 01/15/30 ...... 286 275,907
Ω 6.000%, 06/13/33 ...... 6,856 7,184,886
Ω 5.125%, 10/01/34 ...... 10,070 9,895,732
Equinor ASA
3.125%, 04/06/30 ...... 570 547,444
2.375%, 05/22/30 ...... 271 251,992
3.625%, 04/06/40 ...... 6,948 5,922,410
5.100%, 08/17/40 ...... 4,572 4,592,495
4.250%, 11/23/41 ...... 496 450,089
3.950%, 05/15/43 ...... 4,788 4,084,342
# 4.800%, 11/08/43 ...... 2,424 2,310,654
Kommunalbanken A/S
Ω SOFRINDX+0.40%, FRN,
4.616%, 03/03/28(*) .... 5,000 5,009,498
TOTAL NORWAY ........ 40,525,449
SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
2.375%, 08/02/41, MTN . 185 138,983
United Overseas Bank, Ltd.
BBSW3M+0.74%, FRN,
4.408%, 08/08/28(*), MTN AUD 7,800 5,120,785
TOTAL SINGAPORE ...... 5,259,768
SPAIN — (0.3%)
Banco Santander SA
4.379%, 04/12/28 ...... 200 200,527
# 3.306%, 06/27/29 ...... 202 195,666
3.490%, 05/28/30 ...... 1,000 962,114
5.439%, 07/15/31 ...... 1,000 1,049,903
6.938%, 11/07/33 ...... 7,600 8,711,341
Iberdrola International BV
6.750%, 07/15/36 ...... 450 511,491
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 528 561,316
Ω 5.300%, 08/15/34 ...... 1,421 1,457,045
Ω 5.050%, 08/15/35 ...... 1,250 1,257,702
Santander Holdings USA, Inc.
3.244%, 10/05/26 ...... 1,850 1,835,669
Telefonica Emisiones SA
7.045%, 06/20/36 ...... 10,575 11,922,542
Telefonica Europe BV
8.250%, 09/15/30 ...... 4,516 5,204,482
TOTAL SPAIN ........... 33,869,798
SUPRANATIONAL — (0.4%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.157%, 06/16/26(*) .... 53 53,258

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.30%, FRN,
4.430%, 06/20/28(*) .... 640 $ 639,876
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.593%, 02/20/28(*) .... 1,390 1,391,332
SOFRINDX+0.30%, FRN,
4.562%, 02/16/29(*) .... 3,110 3,107,104
SOFRINDX+0.42%, FRN,
4.488%, 07/22/30(*) .... 1,025 1,026,360
European Investment Bank
SOFRINDX+0.32%, FRN,
4.609%, 08/14/29(*) .... 5,000 5,003,498
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
4.363%, 04/12/27(*) .... 840 840,735
SOFRINDX+0.35%, FRN,
4.450%, 10/04/27(*) .... 750 751,267
SOFRINDX+0.27%, FRN,
4.400%, 03/20/28(*) .... 1,650 1,649,083
SOFRINDX+0.35%, FRN,
4.450%, 10/05/28(*) .... 3,645 3,648,092
3.850%, 01/24/29, MTN . AUD 800 521,501
SOFRINDX+0.30%, FRN,
4.585%, 02/15/29(*) .... 658 656,881
SOFRINDX+0.37%, FRN,
4.408%, 08/01/29(*) .... 8,445 8,446,804
SOFRINDX+0.39%, FRN,
4.551%, 03/13/30(*) .... 1,025 1,024,024
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
4.434%, 09/23/26(*) .... 2,078 2,079,498
SOFRINDX+0.37%, FRN,
4.453%, 01/12/27(*) .... 2,811 2,814,947
SOFRINDX+0.28%, FRN,
4.526%, 02/23/27(*) .... 360 360,418
SOFRINDX+0.27%, FRN,
4.431%, 06/15/27(*) .... 657 657,408
SOFRINDX+0.43%, FRN,
4.697%, 08/19/27(*) .... 1,945 1,952,274
SOFRINDX+0.28%, FRN,
4.554%, 11/18/27(*) .... 99 99,097
SOFRINDX+0.30%, FRN,
4.585%, 05/15/28(*) .... 1,740 1,741,257
SOFRINDX+0.29%, FRN,
4.541%, 11/22/28(*) .... 1,689 1,686,163
SOFRINDX+0.30%, FRN,
4.362%, 01/24/29(*) .... 660 658,443
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.437%, 03/16/26(*) .... 376 376,109
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.31%, FRN,
4.550%, 08/28/28(*), MTN 1,808 $ 1,808,245
TOTAL SUPRANATIONAL . 42,993,674
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken
AB
4.000%, 11/09/26 ...... EUR 500 587,201
Ω SOFR+0.89%, FRN,
5.074%, 03/05/27(*) .... 2,387 2,403,874
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.398%, 06/15/26(*) .... 2,000 2,013,241
Ω SOFR+0.66%, FRN,
4.876%, 05/28/27(*) .... 4,476 4,494,285
Ω 5.500%, 06/15/28 ...... 50 51,701
Swedbank AB
Ω SOFR+1.03%, FRN,
5.274%, 11/20/29(*) .... 788 797,014
TOTAL SWEDEN ......... 10,347,316
SWITZERLAND — (0.0%)
UBS AG
1.250%, 06/01/26 ...... 916 900,756
UBS Group AG
Ω 4.125%, 04/15/26 ...... 2,934 2,934,121
TOTAL SWITZERLAND .... 3,834,877
UNITED KINGDOM — (1.1%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 55 53,803
Ω 2.450%, 08/12/31 ...... 310 274,988
Ω 5.500%, 08/11/32 ...... 5,973 6,158,729
Ω 5.550%, 05/30/33 ...... 1,315 1,354,456
Ω 5.950%, 10/15/33 ...... 3,200 3,380,116
Ω 5.800%, 04/15/34 ...... 4,775 4,999,779
AstraZeneca PLC
6.450%, 09/15/37 ...... 288 329,179
Barclays PLC
4.375%, 01/12/26 ...... 221 220,979
BAT Capital Corp.
# 2.259%, 03/25/28 ...... 703 672,443
3.462%, 09/06/29 ...... 2,189 2,124,461
4.906%, 04/02/30 ...... 1,549 1,579,741
6.343%, 08/02/30 ...... 1,167 1,257,618
2.726%, 03/25/31 ...... 1,560 1,428,311
4.742%, 03/16/32 ...... 2,101 2,114,457
# 7.750%, 10/19/32 ...... 4,539 5,290,818
6.421%, 08/02/33 ...... 3,572 3,928,983
4.390%, 08/15/37 ...... 15,815 14,530,779
3.734%, 09/25/40 ...... 223 181,234
7.079%, 08/02/43 ...... 1,335 1,504,957
BAT International Finance PLC
4.448%, 03/16/28 ...... 229 230,268
British Telecommunications
PLC

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
5.125%, 12/04/28 ...... 452 $ 462,700
Ω 3.250%, 11/08/29 ...... 376 360,280
CK Hutchison International 23,
Ltd.
Ω# 4.875%, 04/21/33 ...... 15,235 15,521,269
Diageo Capital PLC
5.500%, 01/24/33 ...... 49 51,714
3.875%, 04/29/43 ...... 110 91,138
HSBC Holdings PLC
6.100%, 01/14/42 ...... 917 1,001,215
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.149%, 03/04/27(*) .... 10,177 10,236,637
Imperial Brands Finance PLC
Ω 5.875%, 07/01/34 ...... 6,875 7,164,903
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 1,377 1,382,971
LSEGA Financing PLC
Ω 3.200%, 04/06/41 ...... 9,452 7,359,523
Mead Johnson Nutrition Co.
5.900%, 11/01/39 ...... 2,545 2,717,818
4.600%, 06/01/44 ...... 400 359,494
NatWest Group PLC
4.800%, 04/05/26 ...... 39 39,087
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.162%, 05/17/27(*) .... 4,650 4,672,923
Ω SOFR+0.95%, FRN,
5.129%, 03/21/28(*) .... 570 572,944
Ω SOFR+1.14%, FRN,
5.402%, 05/17/29(*) .... 8,466 8,546,166
Ω SOFR+1.19%, FRN,
5.306%, 03/21/30(*) .... 785 792,601
Reynolds American, Inc.
7.250%, 06/15/37 ...... 3,820 4,404,899
7.000%, 08/04/41 ...... 1,972 2,107,216
6.150%, 09/15/43 ...... 766 788,293
Smith & Nephew PLC
2.032%, 10/14/30 ...... 675 604,579
Vodafone Group PLC
6.150%, 02/27/37 ...... 834 909,609
TOTAL UNITED KINGDOM . 121,764,078
UNITED STATES — (27.9%)
3M Co.
3.050%, 04/15/30 ...... 4,176 3,986,678
5.700%, 03/15/37, MTN . 301 321,078
Abbott Laboratories
4.750%, 11/30/36 ...... 7,052 7,124,314
6.150%, 11/30/37 ...... 1,196 1,349,035
4.750%, 04/15/43 ...... 1,951 1,867,245
AbbVie, Inc.
5.050%, 03/15/34 ...... 925 951,574
4.300%, 05/14/36 ...... 560 537,897
4.050%, 11/21/39 ...... 7,807 6,998,486
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.400%, 11/06/42 ...... 723 $ 653,318
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 15,000 14,973,486
4.500%, 10/04/34 ...... 100 98,599
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 ...... 236 211,672
AES Corp. (The)
1.375%, 01/15/26 ...... 538 534,613
Ω 3.950%, 07/15/30 ...... 406 392,815
# 2.450%, 01/15/31 ...... 2,341 2,121,199
5.800%, 03/15/32 ...... 1,380 1,411,313
Aetna, Inc.
6.625%, 06/15/36 ...... 1,281 1,404,702
6.750%, 12/15/37 ...... 2,008 2,225,381
4.500%, 05/15/42 ...... 1,180 1,018,375
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 1,359 1,292,032
5.500%, 08/20/34 ...... 2,248 2,310,240
Aflac, Inc.
6.450%, 08/15/40 ...... 589 649,717
AGCO Corp.
5.800%, 03/21/34 ...... 4,660 4,853,865
Air Products and Chemicals,
Inc.
4.850%, 02/08/34 ...... 4,100 4,165,917
Alabama Power Co.
5.850%, 11/15/33 ...... 4,750 5,107,747
5.500%, 03/15/41 ...... 3,500 3,556,944
5.200%, 06/01/41 ...... 316 313,507
3.750%, 03/01/45 ...... 200 159,864
Allegion PLC
3.500%, 10/01/29 ...... 168 162,610
Allegion US Holding Co., Inc.
5.411%, 07/01/32 ...... 875 911,673
Allstate Corp. (The)
5.250%, 03/30/33 ...... 3,225 3,345,716
5.350%, 06/01/33 ...... 800 835,270
4.500%, 06/15/43 ...... 4,912 4,368,848
Ally Financial, Inc.
8.000%, 11/01/31 ...... 9,513 10,830,141
8.000%, 11/01/31 ...... 7,591 8,614,409
Alphabet, Inc.
1.900%, 08/15/40 ...... 750 511,894
Altria Group, Inc.
4.800%, 02/14/29 ...... 821 833,391
3.400%, 05/06/30 ...... 2,171 2,086,028
2.450%, 02/04/32 ...... 2,211 1,942,955
6.875%, 11/01/33 ...... 1,250 1,405,887
5.800%, 02/14/39 ...... 3,581 3,687,955
3.400%, 02/04/41 ...... 14,592 11,247,745
4.250%, 08/09/42 ...... 7,035 5,893,653
4.500%, 05/02/43 ...... 6,404 5,492,732
Amazon.com, Inc.
3.875%, 08/22/37 ...... 3,704 3,417,046

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.875%, 05/12/41 ...... 5,850 $ 4,476,597
Amcor Finance USA, Inc.
3.625%, 04/28/26 ...... 82 81,685
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 894 826,838
Amdocs, Ltd.
2.538%, 06/15/30 ...... 504 462,474
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 320 294,023
American Express Co.
SOFR+0.76%, FRN,
5.034%, 02/13/26(*) .... 200 200,141
American Tower Corp.
3.800%, 08/15/29 ...... 521 511,473
2.900%, 01/15/30 ...... 364 343,634
2.100%, 06/15/30 ...... 478 431,929
1.875%, 10/15/30 ...... 396 350,926
2.700%, 04/15/31 ...... 2,189 1,997,808
2.300%, 09/15/31 ...... 202 178,868
4.050%, 03/15/32 ...... 859 832,618
American Water Capital Corp.
4.450%, 06/01/32 ...... 576 575,454
5.150%, 03/01/34 ...... 5,000 5,152,504
6.593%, 10/15/37 ...... 523 592,299
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 6,000 6,068,344
5.409%, 09/12/34 ...... 1,145 1,126,117
Ameriprise Financial, Inc.
5.150%, 05/15/33 ...... 2,400 2,491,800
5.200%, 04/15/35 ...... 3,124 3,193,643
Amgen, Inc.
6.375%, 06/01/37 ...... 246 273,856
3.150%, 02/21/40 ...... 1,415 1,117,743
5.150%, 11/15/41 ...... 568 552,494
Amphenol Corp.
5.000%, 01/15/35 ...... 200 204,024
Analog Devices, Inc.
2.800%, 10/01/41 ...... 2,966 2,195,227
Aon Corp.
2.800%, 05/15/30 ...... 107 100,600
6.250%, 09/30/40 ...... 2,268 2,485,165
Appalachian Power Co.
5.650%, 04/01/34 ...... 400 419,131
6.375%, 04/01/36 ...... 777 838,819
7.000%, 04/01/38 ...... 951 1,084,465
Apple, Inc.
1.650%, 02/08/31 ...... 4,092 3,627,698
2.375%, 02/08/41 ...... 1,350 970,219
Applied Materials, Inc.
5.850%, 06/15/41 ...... 1,390 1,483,148
Archer-Daniels-Midland Co.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.535%, 03/26/42 ...... 200 $ 182,403
Ares Capital Corp.
5.875%, 03/01/29 ...... 200 204,738
5.950%, 07/15/29 ...... 892 915,340
3.200%, 11/15/31 ...... 3,736 3,306,205
# 5.800%, 03/08/32 ...... 13,494 13,647,057
Arizona Public Service Co.
2.600%, 08/15/29 ...... 856 806,914
2.200%, 12/15/31 ...... 1,064 933,928
6.350%, 12/15/32 ...... 204 222,786
4.500%, 04/01/42 ...... 440 389,701
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 449 444,719
2.950%, 02/15/32 ...... 86 76,758
5.875%, 04/10/34 ...... 7,035 7,352,882
Assurant, Inc.
2.650%, 01/15/32 ...... 5,060 4,449,513
Assured Guaranty US Holdings,
Inc.
3.150%, 06/15/31 ...... 800 748,870
AT&T, Inc.
5.400%, 02/15/34 ...... 400 413,694
4.500%, 05/15/35 ...... 2,400 2,308,150
4.900%, 08/15/37 ...... 315 307,414
6.300%, 01/15/38 ...... 50 54,363
4.850%, 03/01/39 ...... 1,372 1,313,230
5.350%, 09/01/40 ...... 400 395,301
3.500%, 06/01/41 ...... 13,130 10,388,556
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 2,317 2,517,408
# 5.875%, 01/15/34 ...... 10,203 10,591,795
Atmos Energy Corp.
5.900%, 11/15/33 ...... 870 941,921
Autodesk, Inc.
2.400%, 12/15/31 ...... 5,000 4,436,284
5.300%, 06/15/35 ...... 2,600 2,667,828
AutoNation, Inc.
2.400%, 08/01/31 ...... 1,679 1,467,274
3.850%, 03/01/32 ...... 2,414 2,253,246
5.890%, 03/15/35 ...... 1,279 1,320,566
AvalonBay Communities, Inc.
2.950%, 05/11/26 ...... 50 49,708
5.000%, 02/15/33 ...... 408 417,472
5.300%, 12/07/33 ...... 500 520,507
Avnet, Inc.
4.625%, 04/15/26 ...... 1,607 1,606,557
3.000%, 05/15/31 ...... 9,475 8,569,310
5.500%, 06/01/32 ...... 18,912 19,226,525
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 11,048 10,836,757
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29 ...... 230 221,915
Bank of America Corp.

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.875%, 02/07/42, MTN . 5,027 $ 5,394,247
Bank of America NA
SOFR+1.02%, FRN,
5.294%, 08/18/26(*) .... 3,788 3,808,599
Bank of New York Mellon Corp.
(The)
2.050%, 01/26/27, MTN . 520 508,505
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 24,258 26,315,668
5.950%, 05/15/37 ...... 2,570 2,771,055
Berkshire Hathaway Finance
Corp.
2.875%, 03/15/32 ...... 4,620 4,307,624
4.400%, 05/15/42 ...... 47 43,962
4.300%, 05/15/43 ...... 7,668 6,899,461
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 2,477 2,495,559
Biogen, Inc.
2.250%, 05/01/30 ...... 388 354,947
Black Hills Corp.
2.500%, 06/15/30 ...... 1,036 954,200
6.150%, 05/15/34 ...... 3,838 4,104,158
6.000%, 01/15/35 ...... 252 268,361
BlackRock Funding, Inc.
5.000%, 03/14/34 ...... 2,939 3,040,097
4.900%, 01/08/35 ...... 10,000 10,247,132
Blackrock, Inc.
2.100%, 02/25/32 ...... 5,050 4,437,302
4.750%, 05/25/33 ...... 11,505 11,749,383
Block Financial LLC
2.500%, 07/15/28 ...... 115 109,293
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 1,940 1,852,667
6.250%, 04/18/34 ...... 18,817 19,526,424
Boardwalk Pipelines, LP
4.800%, 05/03/29 ...... 502 508,706
3.400%, 02/15/31 ...... 420 393,664
3.600%, 09/01/32 ...... 1,580 1,459,320
Boeing Co. (The)
# 3.200%, 03/01/29 ...... 189 182,500
2.950%, 02/01/30 ...... 2,027 1,913,978
6.125%, 02/15/33 ...... 395 424,765
3.600%, 05/01/34 ...... 444 402,767
3.550%, 03/01/38 ...... 2,150 1,805,378
6.875%, 03/15/39 ...... 1,881 2,130,188
5.875%, 02/15/40 ...... 230 237,896
Booz Allen Hamilton, Inc.
5.950%, 08/04/33 ...... 1,170 1,222,840
BorgWarner, Inc.
5.400%, 08/15/34 ...... 400 412,085
Boston Properties, LP
2.900%, 03/15/30 ...... 795 741,355
# 3.250%, 01/30/31 ...... 1,751 1,629,362
2.550%, 04/01/32 ...... 587 508,327
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.450%, 10/01/33 ...... 598 $ 491,158
6.500%, 01/15/34 ...... 6,755 7,276,325
# 5.750%, 01/15/35 ...... 19,861 20,309,354
Boston Scientific Corp.
7.375%, 01/15/40 ...... 1,704 2,071,175
BP Capital Markets America,
Inc.
2.721%, 01/12/32 ...... 1,250 1,137,816
4.812%, 02/13/33 ...... 8,262 8,368,388
4.893%, 09/11/33 ...... 6,050 6,156,390
4.989%, 04/10/34 ...... 400 408,775
5.227%, 11/17/34 ...... 5,947 6,152,348
3.060%, 06/17/41 ...... 8,122 6,235,828
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 8,635 8,818,870
Bristol-Myers Squibb Co.
5.900%, 11/15/33 ...... 800 870,347
4.125%, 06/15/39 ...... 14,216 12,915,838
2.350%, 11/13/40 ...... 400 283,277
3.550%, 03/15/42 ...... 777 629,737
4.625%, 05/15/44 ...... 1,090 992,292
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 58 57,943
3.900%, 03/15/27 ...... 134 133,404
2.250%, 04/01/28 ...... 444 423,498
4.125%, 05/15/29 ...... 3,547 3,514,139
4.050%, 07/01/30 ...... 2,230 2,188,924
2.500%, 08/16/31 ...... 942 839,071
Broadcom, Inc.
4.150%, 11/15/30 ...... 822 817,830
2.450%, 02/15/31 ...... 260 236,945
Ω 4.150%, 04/15/32 ...... 1,961 1,919,941
4.300%, 11/15/32 ...... 489 483,795
2.600%, 02/15/33 ...... 415 366,269
3.419%, 04/15/33 ...... 1,335 1,244,856
3.469%, 04/15/34 ...... 3,388 3,103,278
Ω 3.187%, 11/15/36 ...... 2,158 1,841,734
Ω 4.926%, 05/15/37 ...... 462 460,007
3.500%, 02/15/41 ...... 1,925 1,591,603
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 2,092 1,840,169
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 1,340 1,193,688
5.650%, 06/11/34 ...... 400 414,110
Brunswick Corp.
4.400%, 09/15/32 ...... 2,458 2,335,447
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31 ...... 200 183,727
Burlington Northern Santa Fe
LLC
6.150%, 05/01/37 ...... 2,255 2,515,183
5.750%, 05/01/40 ...... 9,260 9,832,509
5.050%, 03/01/41 ...... 400 396,281

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.400%, 06/01/41 ...... 365 $ 374,498
4.950%, 09/15/41 ...... 110 106,701
4.400%, 03/15/42 ...... 226 203,691
4.450%, 03/15/43 ...... 700 632,121
Burlington Resources LLC
7.200%, 08/15/31 ...... 400 455,620
5.950%, 10/15/36 ...... 130 140,488
Camden Property Trust
4.900%, 01/15/34 ...... 4,400 4,474,468
Capital One Financial Corp.
6.700%, 11/29/32 ...... 2,917 3,223,020
Capital One NA
3.450%, 07/27/26 ...... 55 54,663
2.700%, 02/06/30 ...... 2,907 2,721,971
Cargill, Inc.
Ω 4.000%, 06/22/32 ...... 400 390,774
Ω 5.125%, 10/11/32 ...... 972 1,003,039
Carrier Global Corp.
3.377%, 04/05/40 ...... 1,420 1,156,897
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.678%, 02/27/26(*), MTN 850 850,808
SOFR+0.38%, FRN,
4.468%, 01/07/27(*) .... 150 150,154
SOFR+0.52%, FRN,
4.787%, 05/14/27(*), MTN 3,760 3,770,088
Cboe Global Markets, Inc.
3.000%, 03/16/32 ...... 2,136 1,975,600
CBRE Services, Inc.
5.950%, 08/15/34 ...... 1,862 1,991,083
CenterPoint Energy Resources
Corp.
4.400%, 07/01/32 ...... 624 617,640
5.400%, 07/01/34 ...... 2,643 2,738,392
6.625%, 11/01/37 ...... 1,900 2,133,273
5.850%, 01/15/41 ...... 150 156,924
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,603 1,468,495
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.794%, 05/13/26(*) .... 1,336 1,336,342
SOFRINDX+1.05%, FRN,
5.249%, 03/03/27(*) .... 4,043 4,072,987
2.300%, 05/13/31 ...... 763 689,700
2.900%, 03/03/32 ...... 1,270 1,161,542
Chevron Corp.
2.978%, 05/11/40 ...... 2,339 1,854,971
Chevron USA, Inc.
1.018%, 08/12/27 ...... 1,981 1,887,247
SOFRINDX+0.47%, FRN,
4.696%, 02/26/28(*) .... 1,449 1,453,125
# 6.000%, 03/01/41 ...... 100 109,765
5.250%, 11/15/43 ...... 5,004 5,066,451
Choice Hotels International, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.700%, 12/01/29 ...... 1,676 $ 1,608,983
Chubb Corp. (The)
6.500%, 05/15/38 ...... 100 113,507
Chubb INA Holdings LLC
5.000%, 03/15/34 ...... 18,556 19,006,965
Cigna Group (The)
4.500%, 02/25/26 ...... 28 27,996
2.375%, 03/15/31 ...... 3,300 2,972,244
5.125%, 05/15/31 ...... 300 310,725
5.400%, 03/15/33 ...... 5,345 5,587,347
5.250%, 02/15/34 ...... 223 229,316
4.800%, 08/15/38 ...... 23,131 22,014,575
3.200%, 03/15/40 ...... 7,523 5,878,514
6.125%, 11/15/41 ...... 9,480 10,036,926
Cincinnati Financial Corp.
6.920%, 05/15/28 ...... 251 268,101
6.125%, 11/01/34 ...... 8,084 8,748,217
Cisco Systems, Inc.
5.050%, 02/26/34 ...... 236 243,289
# 5.900%, 02/15/39 ...... 5,234 5,688,200
5.500%, 01/15/40 ...... 6,707 6,991,877
Citibank NA
# SOFRINDX+0.59%, FRN,
4.626%, 04/30/26(*) .... 1,460 1,462,097
SOFR+0.71%, FRN,
4.728%, 08/06/26(*) .... 2,905 2,912,363
SOFRINDX+1.06%, FRN,
5.249%, 12/04/26(*) .... 4,656 4,689,003
Citigroup, Inc.
3.700%, 01/12/26 ...... 60 59,937
6.875%, 03/05/38 ...... 1,600 1,867,443
8.125%, 07/15/39 ...... 15,768 20,218,908
5.875%, 01/30/42 ...... 4,833 5,124,412
4.650%, 07/30/45 ...... 1,000 906,860
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 276,068
CME Group, Inc.
5.300%, 09/15/43 ...... 3,539 3,626,820
CMS Energy Corp.
4.700%, 03/31/43 ...... 494 439,017
CNA Financial Corp.
3.900%, 05/01/29 ...... 779 769,115
2.050%, 08/15/30 ...... 1,445 1,294,007
5.500%, 06/15/33 ...... 5,380 5,580,646
5.125%, 02/15/34 ...... 5,055 5,086,470
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 6,525 6,629,719
6.450%, 06/15/34 ...... 5,723 6,073,176
Comcast Corp.
5.500%, 11/15/32 ...... 800 842,624
4.250%, 01/15/33 ...... 1,167 1,136,419
7.050%, 03/15/33 ...... 3,098 3,533,751
4.800%, 05/15/33 ...... 450 452,005
5.300%, 06/01/34 ...... 800 821,068

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.200%, 08/15/34 ...... 1,207 $ 1,147,965
# 5.300%, 05/15/35 ...... 100 101,946
5.650%, 06/15/35 ...... 110 115,373
# 3.200%, 07/15/36 ...... 6,731 5,693,158
6.450%, 03/15/37 ...... 900 992,741
6.950%, 08/15/37 ...... 2,145 2,474,131
3.900%, 03/01/38 ...... 12,015 10,489,858
6.400%, 05/15/38 ...... 756 816,559
4.600%, 10/15/38 ...... 7,953 7,390,117
6.550%, 07/01/39 ...... 1,605 1,769,029
3.250%, 11/01/39 ...... 19,179 15,124,149
6.400%, 03/01/40 ...... 1,300 1,411,733
3.750%, 04/01/40 ...... 17,927 14,895,010
4.650%, 07/15/42 ...... 4,400 3,907,601
Conagra Brands, Inc.
4.600%, 11/01/25 ...... 272 272,000
8.250%, 09/15/30 ...... 1,195 1,374,977
5.300%, 11/01/38 ...... 8,232 7,921,061
ConocoPhillips Co.
4.850%, 01/15/32 ...... 450 460,731
5.050%, 09/15/33 ...... 1,075 1,108,353
5.900%, 05/15/38 ...... 1,700 1,834,650
6.500%, 02/01/39 ...... 2,025 2,282,248
3.758%, 03/15/42 ...... 5,803 4,784,573
Consolidated Edison Co. of New
York, Inc.
5.200%, 03/01/33 ...... 400 416,680
5.500%, 03/15/34 ...... 400 421,325
5.375%, 05/15/34 ...... 400 416,723
6.200%, 06/15/36 ...... 1,944 2,136,773
6.750%, 04/01/38 ...... 470 540,893
5.500%, 12/01/39 ...... 4,610 4,734,172
5.700%, 06/15/40 ...... 681 706,327
4.200%, 03/15/42 ...... 1,269 1,107,389
4.450%, 03/15/44 ...... 2,970 2,626,415
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 779 851,475
5.750%, 10/01/41 ...... 348 357,920
5.600%, 06/15/42 ...... 1,644 1,665,973
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 930 812,090
4.900%, 06/01/44 ...... 10,912 8,818,715
COPT Defense Properties, LP
2.750%, 04/15/31 ...... 250 226,762
2.900%, 12/01/33 ...... 100 85,340
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 320 277,228
Cox Communications, Inc.
Ω 1.800%, 10/01/30 ...... 200 174,933
Ω 5.700%, 06/15/33 ...... 1,056 1,074,012
Ω 5.450%, 09/01/34 ...... 5,350 5,291,450
Ω 4.800%, 02/01/35 ...... 2,773 2,610,833
Ω 8.375%, 03/01/39 ...... 1,787 2,134,025
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 4.700%, 12/15/42 ...... 2 $ 1,627
Ω 4.500%, 06/30/43 ...... 7,986 6,330,679
Crown Castle, Inc.
2.250%, 01/15/31 ...... 71 63,259
2.900%, 04/01/41 ...... 1,080 791,507
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 866 852,942
Ω 4.625%, 04/27/42 ...... 2,339 2,144,845
CSX Corp.
5.200%, 11/15/33 ...... 1,391 1,449,865
6.220%, 04/30/40 ...... 1,500 1,656,496
5.500%, 04/15/41 ...... 2,000 2,051,038
4.750%, 05/30/42 ...... 2,508 2,357,280
Cummins, Inc.
5.150%, 02/20/34 ...... 298 308,894
5.300%, 05/09/35 ...... 2,550 2,641,417
CVS Health Corp.
# 4.875%, 07/20/35 ...... 1,036 1,015,842
4.780%, 03/25/38 ...... 9,154 8,600,920
6.125%, 09/15/39 ...... 1,831 1,914,229
4.125%, 04/01/40 ...... 1,679 1,436,895
5.300%, 12/05/43 ...... 4,174 3,939,722
6.000%, 06/01/44 ...... 11,689 11,839,423
D.R. Horton, Inc.
5.500%, 10/15/35 ...... 9,000 9,346,580
Darden Restaurants, Inc.
6.300%, 10/10/33 ...... 585 634,561
DCP Midstream Operating, LP
8.125%, 08/16/30 ...... 100 115,108
Ω 6.450%, 11/03/36 ...... 3,654 3,867,535
Ω 6.750%, 09/15/37 ...... 2,516 2,725,138
5.600%, 04/01/44 ...... 3,420 3,324,261
Dell International LLC/EMC
Corp.
5.750%, 02/01/33 ...... 400 422,446
5.500%, 04/01/35 ...... 1,000 1,021,623
3.375%, 12/15/41 ...... 1,921 1,481,218
Dell, Inc.
6.500%, 04/15/38 ...... 2,244 2,450,013
5.400%, 09/10/40 ...... 200 197,383
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 1,255 1,163,768
Devon Energy Corp.
7.875%, 09/30/31 ...... 914 1,058,065
7.950%, 04/15/32 ...... 1,500 1,739,468
5.200%, 09/15/34 ...... 3,435 3,411,435
5.600%, 07/15/41 ...... 13,001 12,522,435
4.750%, 05/15/42 ...... 18,378 15,943,664
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 2,597 2,384,198
Dollar General Corp.
# 5.450%, 07/05/33 ...... 150 155,089
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 666 620,435

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.050%, 09/15/42 ...... 3,806 $ 3,155,641
Dow Chemical Co. (The)
6.300%, 03/15/33 ...... 420 449,362
4.250%, 10/01/34 ...... 930 855,580
5.250%, 11/15/41 ...... 385 351,539
4.375%, 11/15/42 ...... 750 607,212
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 13,951 15,112,979
Duke Energy Corp.
2.450%, 06/01/30 ...... 262 242,013
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 200 197,010
Ω 2.532%, 10/01/30 ...... 1,563 1,407,991
Ω 2.775%, 01/07/32 ...... 2,850 2,530,651
DXC Technology Co.
2.375%, 09/15/28 ...... 4,067 3,840,766
Eagle Materials, Inc.
2.500%, 07/01/31 ...... 1,179 1,065,892
eBay, Inc.
6.300%, 11/22/32 ...... 575 631,593
4.000%, 07/15/42 ...... 3,000 2,505,751
Elevance Health, Inc.
2.550%, 03/15/31 ...... 525 478,030
4.950%, 11/01/31 ...... 1,150 1,173,136
4.100%, 05/15/32 ...... 3,400 3,300,327
4.750%, 02/15/33 ...... 5,675 5,698,794
5.375%, 06/15/34 ...... 11,908 12,287,990
5.950%, 12/15/34 ...... 858 914,872
5.200%, 02/15/35 ...... 7,580 7,733,902
5.850%, 01/15/36 ...... 830 878,349
6.375%, 06/15/37 ...... 7,304 8,011,444
4.625%, 05/15/42 ...... 12,549 11,379,844
4.650%, 01/15/43 ...... 12,376 11,148,517
5.100%, 01/15/44 ...... 6,263 5,937,812
4.650%, 08/15/44 ...... 3,239 2,891,865
Energy Transfer, LP
4.750%, 01/15/26 ...... 251 251,016
5.250%, 04/15/29 ...... 900 925,214
4.150%, 09/15/29 ...... 343 340,342
8.250%, 11/15/29 ...... 869 981,628
5.750%, 02/15/33 ...... 277 289,991
6.550%, 12/01/33 ...... 1,000 1,092,791
6.625%, 10/15/36 ...... 1,038 1,131,339
5.800%, 06/15/38 ...... 421 429,651
7.500%, 07/01/38 ...... 3,332 3,861,723
6.850%, 02/15/40 ...... 1,000 1,078,312
6.050%, 06/01/41 ...... 8,714 8,796,681
6.500%, 02/01/42 ...... 8,670 9,133,064
6.100%, 02/15/42 ...... 2,009 2,038,398
4.950%, 01/15/43 ...... 100 88,917
5.150%, 02/01/43 ...... 1,410 1,276,141
5.950%, 10/01/43 ...... 682 670,786
5.300%, 04/01/44 ...... 1,750 1,590,258
Entergy Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.800%, 06/15/30 ...... 1,000 $ 934,024
Enterprise Products Operating
LLC
4.850%, 01/31/34 ...... 400 405,561
6.650%, 10/15/34 ...... 296 335,011
4.950%, 02/15/35 ...... 800 808,442
5.750%, 03/01/35 ...... 2,777 2,946,061
# 5.200%, 01/15/36 ...... 1,163 1,184,358
7.550%, 04/15/38 ...... 6,293 7,604,288
6.125%, 10/15/39 ...... 4,648 5,058,800
# 6.450%, 09/01/40 ...... 9,965 11,141,741
5.950%, 02/01/41 ...... 3,707 3,937,519
5.700%, 02/15/42 ...... 772 798,005
4.850%, 08/15/42 ...... 2,435 2,272,138
4.450%, 02/15/43 ...... 1,912 1,698,938
4.850%, 03/15/44 ...... 8,564 7,948,971
5.100%, 02/15/45 ...... 750 713,423
EPR Properties
3.600%, 11/15/31 ...... 3,087 2,848,510
Equifax, Inc.
2.350%, 09/15/31 ...... 355 313,801
Equinix, Inc.
2.150%, 07/15/30 ...... 205 185,367
3.900%, 04/15/32 ...... 209 200,938
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 150 159,182
5.594%, 01/11/33 ...... 475 497,741
ERAC USA Finance LLC
Ω 4.900%, 05/01/33 ...... 2,151 2,178,850
Ω 5.200%, 10/30/34 ...... 1,224 1,263,486
Ω 5.625%, 03/15/42 ...... 2,185 2,231,724
ERP Operating, LP
4.650%, 09/15/34 ...... 400 396,671
Estee Lauder Cos., Inc. (The)
4.650%, 05/15/33 ...... 3,850 3,864,295
5.000%, 02/14/34 ...... 400 405,801
6.000%, 05/15/37 ...... 759 825,297
Eversource Energy
3.375%, 03/01/32 ...... 5,000 4,629,490
Expedia Group, Inc.
3.250%, 02/15/30 ...... 1,772 1,691,567
5.400%, 02/15/35 ...... 1,976 2,025,865
Experian Finance PLC
Ω# 4.250%, 02/01/29 ...... 688 688,282
Ω 2.750%, 03/08/30 ...... 302 283,917
Extra Space Storage, LP
2.350%, 03/15/32 ...... 400 347,598
Exxon Mobil Corp.
2.995%, 08/16/39 ...... 1,349 1,082,789
4.227%, 03/19/40 ...... 20,960 19,317,386
FedEx Corp.
Ω 3.250%, 05/15/41 ...... 3,246 2,428,144
Ω 4.100%, 04/15/43 ...... 904 729,121
Fidelity National Financial, Inc.

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.500%, 08/15/28 ...... 40 $ 40,171
3.400%, 06/15/30 ...... 1,875 1,781,692
2.450%, 03/15/31 ...... 1,732 1,533,619
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 102 76,183
First American Financial Corp.
4.000%, 05/15/30 ...... 1,442 1,395,072
2.400%, 08/15/31 ...... 1,029 895,794
5.450%, 09/30/34 ...... 630 634,269
Flex, Ltd.
3.750%, 02/01/26 ...... 4,069 4,057,270
6.000%, 01/15/28 ...... 499 515,462
4.875%, 06/15/29 ...... 5,701 5,772,375
4.875%, 05/12/30 ...... 3,394 3,436,283
5.250%, 01/15/32 ...... 150 154,048
Flowserve Corp.
3.500%, 10/01/30 ...... 4,356 4,148,640
2.800%, 01/15/32 ...... 1,958 1,741,754
FMC Corp.
# 5.650%, 05/18/33 ...... 568 542,821
FMR LLC
Ω 7.570%, 06/15/29 ...... 152 169,061
Ω 6.450%, 11/15/39 ...... 1,325 1,471,964
Ω 5.150%, 02/01/43 ...... 256 246,170
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 ...... 1,343 1,286,582
4.000%, 03/25/32 ...... 933 890,549
# 5.875%, 06/01/33 ...... 556 588,367
Fox Corp.
6.500%, 10/13/33 ...... 3,975 4,368,472
5.476%, 01/25/39 ...... 18,519 18,620,022
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 1,000 877,129
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 180 174,620
GATX Corp.
3.500%, 06/01/32 ...... 400 371,016
6.050%, 03/15/34 ...... 613 655,681
General Electric Co.
6.150%, 08/07/37 ...... 174 191,562
General Motors Co.
4.200%, 10/01/27 ...... 157 156,962
5.400%, 10/15/29 ...... 2,824 2,922,463
5.600%, 10/15/32 ...... 1,696 1,768,774
# 5.000%, 04/01/35 ...... 644 632,851
6.250%, 04/15/35 ...... 750 797,390
6.600%, 04/01/36 ...... 7,857 8,538,859
5.150%, 04/01/38 ...... 3,070 2,964,458
6.250%, 10/02/43 ...... 11,375 11,622,270
General Motors Financial Co.,
Inc.
1.250%, 01/08/26 ...... 51 50,702
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+1.04%, FRN,
5.266%, 02/26/27(*) .... 423 $ 423,386
SOFRINDX+1.05%, FRN,
5.126%, 07/15/27(*) .... 495 495,930
2.400%, 04/10/28 ...... 703 672,157
# 5.650%, 01/17/29 ...... 311 322,339
4.300%, 04/06/29 ...... 1,439 1,434,124
SOFR+1.29%, FRN,
5.378%, 01/07/30(*) .... 2,617 2,616,055
3.600%, 06/21/30 ...... 1,393 1,336,135
2.350%, 01/08/31 ...... 1,667 1,488,744
5.750%, 02/08/31 ...... 371 388,856
2.700%, 06/10/31 ...... 1,464 1,317,970
3.100%, 01/12/32 ...... 2,038 1,846,370
5.625%, 04/04/32 ...... 400 415,764
6.400%, 01/09/33 ...... 2,843 3,063,294
6.100%, 01/07/34 ...... 1,130 1,194,115
5.950%, 04/04/34 ...... 3,827 4,001,977
5.450%, 09/06/34 ...... 42 42,507
6.150%, 07/15/35 ...... 103 108,631
Georgia Power Co.
4.950%, 05/17/33 ...... 3,939 4,020,942
5.250%, 03/15/34 ...... 691 713,254
4.300%, 03/15/42 ...... 2,339 2,073,115
Georgia-Pacific LLC
8.875%, 05/15/31 ...... 708 860,714
Gilead Sciences, Inc.
5.100%, 06/15/35 ...... 836 861,236
4.600%, 09/01/35 ...... 200 198,114
2.600%, 10/01/40 ...... 1,610 1,189,673
5.650%, 12/01/41 ...... 7,735 8,082,022
4.800%, 04/01/44 ...... 10,849 10,141,800
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 150 169,152
Global Payments, Inc.
3.200%, 08/15/29 ...... 1,026 969,558
2.900%, 05/15/30 ...... 564 520,433
2.900%, 11/15/31 ...... 858 763,051
5.400%, 08/15/32 ...... 3,207 3,245,172
Goldman Sachs Group, Inc.
(The)
2.600%, 02/07/30 ...... 921 862,657
3.800%, 03/15/30 ...... 851 836,841
6.125%, 02/15/33 ...... 2,087 2,289,277
6.250%, 02/01/41 ...... 18,633 20,537,563
4.800%, 07/08/44 ...... 381 355,722
Halliburton Co.
4.850%, 11/15/35 ...... 10,708 10,571,727
6.700%, 09/15/38 ...... 8,854 9,961,580
7.450%, 09/15/39 ...... 7,103 8,497,592
4.500%, 11/15/41 ...... 1,760 1,550,902
4.750%, 08/01/43 ...... 7,686 6,878,705
Harley-Davidson Financial
Services, Inc.

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 3.050%, 02/14/27 ...... 1,044 $ 1,028,592
Hartford Insurance Group, Inc.
(The)
6.100%, 10/01/41 ...... 86 92,454
Hasbro, Inc.
6.050%, 05/14/34 ...... 2,550 2,687,018
6.350%, 03/15/40 ...... 11,101 11,703,980
5.100%, 05/15/44 ...... 600 534,916
HCA, Inc.
5.500%, 03/01/32 ...... 1,400 1,461,079
7.500%, 11/06/33 ...... 4,067 4,706,630
5.600%, 04/01/34 ...... 470 489,251
4.375%, 03/15/42 ...... 3,900 3,364,333
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30 ...... 253 229,444
Ω 5.450%, 06/15/34 ...... 6,190 6,369,114
Healthcare Realty Holdings, LP
3.625%, 01/15/28 ...... 2,342 2,303,645
3.100%, 02/15/30 ...... 653 616,653
2.400%, 03/15/30 ...... 2,893 2,621,444
2.050%, 03/15/31 ...... 51 44,010
2.000%, 03/15/31 ...... 445 387,541
Hess Corp.
7.875%, 10/01/29 ...... 110 124,668
7.300%, 08/15/31 ...... 190 218,827
7.125%, 03/15/33 ...... 200 232,684
6.000%, 01/15/40 ...... 2,233 2,430,904
5.600%, 02/15/41 ...... 145 151,698
Highwoods Realty, LP
3.050%, 02/15/30 ...... 2,450 2,273,028
# 2.600%, 02/01/31 ...... 730 647,959
7.650%, 02/01/34 ...... 1,596 1,820,738
Home Depot, Inc. (The)
4.850%, 06/25/31 ...... 500 516,584
3.300%, 04/15/40 ...... 4,167 3,432,455
5.400%, 09/15/40 ...... 1,294 1,336,682
5.950%, 04/01/41 ...... 2,779 2,994,636
Honeywell International, Inc.
5.000%, 03/01/35 ...... 400 407,650
5.700%, 03/15/37 ...... 400 427,537
5.375%, 03/01/41 ...... 4,500 4,664,087
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 6,284 5,976,698
2.900%, 12/15/31 ...... 964 858,667
5.500%, 04/15/35 ...... 5,053 5,101,830
HP, Inc.
2.650%, 06/17/31 ...... 1,376 1,240,725
6.000%, 09/15/41 ...... 2,206 2,260,444
Humana, Inc.
5.875%, 03/01/33 ...... 882 929,513
# 5.550%, 05/01/35 ...... 400 409,026
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,925 1,783,766
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 11,089 $ 11,357,196
IBM International Capital Pte,
Ltd.
4.900%, 02/05/34 ...... 1,550 1,563,869
5.250%, 02/05/44 ...... 9,083 8,898,927
Illumina, Inc.
# 2.550%, 03/23/31 ...... 517 465,680
Intel Corp.
4.150%, 08/05/32 ...... 1,250 1,207,366
4.600%, 03/25/40 ...... 6,581 5,955,073
2.800%, 08/12/41 ...... 4,978 3,503,728
4.800%, 10/01/41 ...... 6,398 5,765,083
4.250%, 12/15/42 ...... 6,338 5,249,469
5.625%, 02/10/43 ...... 16,686 16,465,494
Intercontinental Exchange, Inc.
2.100%, 06/15/30 ...... 2,764 2,521,116
5.250%, 06/15/31 ...... 4,262 4,452,199
4.600%, 03/15/33 ...... 2,600 2,620,664
International Business Machines
Corp.
3.500%, 05/15/29 ...... 113 110,741
# 4.400%, 07/27/32 ...... 525 523,770
# 4.750%, 02/06/33 ...... 620 630,544
4.150%, 05/15/39 ...... 8,937 8,037,290
5.600%, 11/30/39 ...... 8,400 8,748,093
2.850%, 05/15/40 ...... 10,062 7,608,182
4.000%, 06/20/42 ...... 5,273 4,485,665
International Paper Co.
6.000%, 11/15/41 ...... 435 455,117
Interpublic Group of Cos., Inc.
(The)
3.375%, 03/01/41 ...... 158 120,003
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 798 842,931
4.950%, 09/30/34 ...... 200 199,686
6.250%, 07/15/39 ...... 200 216,197
Invitation Homes Operating
Partnership, LP
4.150%, 04/15/32 ...... 346 334,757
Jabil, Inc.
1.700%, 04/15/26 ...... 600 593,223
4.250%, 05/15/27 ...... 315 315,048
3.600%, 01/15/30 ...... 1,402 1,354,907
3.000%, 01/15/31 ...... 1,398 1,291,785
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 7,607 6,894,762
5.670%, 06/08/32 ...... 2,001 2,071,137
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 8,899 9,347,979
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 6,701 6,768,292
Jefferies Financial Group, Inc.
5.875%, 07/21/28 ...... 268 277,155

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.150%, 01/23/30 ...... 5,766 $ 5,648,271
2.625%, 10/15/31 ...... 6,561 5,764,621
2.750%, 10/15/32 ...... 1,531 1,323,180
6.200%, 04/14/34 ...... 8,863 9,301,242
6.250%, 01/15/36 ...... 5,211 5,484,560
6.500%, 01/20/43 ...... 550 576,642
6.625%, 10/23/43 ...... 424 438,622
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 241 216,170
5.100%, 01/15/35 ...... 6,147 6,234,062
Ω 5.150%, 01/15/36 ...... 4,150 4,206,850
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.639%, 03/06/26(*), MTN 490 490,431
SOFR+0.79%, FRN,
4.989%, 06/08/26(*), MTN 300 300,962
SOFR+0.60%, FRN,
4.780%, 06/11/27(*), MTN 178 178,711
Johnson & Johnson
3.625%, 03/03/37 ...... 2,131 1,940,209
3.400%, 01/15/38 ...... 650 574,321
5.850%, 07/15/38 ...... 400 442,589
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 6,070 6,906,678
5.500%, 10/15/40 ...... 15,190 15,938,167
5.600%, 07/15/41 ...... 5,823 6,114,093
5.400%, 01/06/42 ...... 3,782 3,880,986
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.659%, 04/29/26(*), MTN 2,625 2,630,130
SOFR+1.00%, FRN,
5.180%, 12/08/26(*) .... 1,787 1,799,890
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 1,161 1,020,379
Kemper Corp.
3.800%, 02/23/32 ...... 16,140 14,916,754
KeyCorp.
2.550%, 10/01/29, MTN . 156 146,354
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 213 197,178
2.250%, 12/01/31 ...... 106 93,564
5.300%, 02/01/36 ...... 236 241,695
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 530 615,149
7.300%, 08/15/33 ...... 1,972 2,259,843
5.800%, 03/15/35 ...... 746 784,042
6.500%, 02/01/37 ...... 827 900,730
6.950%, 01/15/38, MTN . 5,644 6,370,959
6.500%, 09/01/39 ...... 3,930 4,286,665
6.550%, 09/15/40 ...... 2,392 2,607,457
7.500%, 11/15/40 ...... 305 360,120
6.375%, 03/01/41 ...... 2,177 2,325,678
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.625%, 09/01/41 ...... 828 $ 824,472
5.000%, 08/15/42 ...... 1,632 1,508,776
4.700%, 11/01/42 ...... 908 806,266
5.000%, 03/01/43 ...... 4,931 4,547,784
5.500%, 03/01/44 ...... 7,398 7,181,997
Kinder Morgan, Inc.
# 7.800%, 08/01/31, MTN . 3,210 3,723,359
7.750%, 01/15/32, MTN . 3,122 3,613,332
Kraft Heinz Foods Co.
5.000%, 07/15/35 ...... 167 166,138
6.875%, 01/26/39 ...... 734 818,382
Ω 7.125%, 08/01/39 ...... 4,128 4,706,997
4.625%, 10/01/39 ...... 332 302,236
6.500%, 02/09/40 ...... 4,179 4,536,157
5.000%, 06/04/42 ...... 1,437 1,326,004
Kroger Co. (The)
6.900%, 04/15/38 ...... 35 40,100
Kyndryl Holdings, Inc.
3.150%, 10/15/31 ...... 3,776 3,441,031
6.350%, 02/20/34 ...... 5,985 6,365,011
4.100%, 10/15/41 ...... 8,295 6,665,340
Lazard Group LLC
4.500%, 09/19/28 ...... 1,346 1,352,434
4.375%, 03/11/29 ...... 559 558,362
Lear Corp.
4.250%, 05/15/29 ...... 1,404 1,395,732
3.500%, 05/30/30 ...... 1,252 1,201,846
2.600%, 01/15/32 ...... 370 328,084
Legg Mason, Inc.
5.625%, 01/15/44 ...... 6,883 6,943,217
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 2,249 2,261,517
Ω 6.500%, 03/15/35 ...... 1,510 1,633,605
Liberty Utilities Finance GP 1
Ω 2.050%, 09/15/30 ...... 986 883,755
Lincoln National Corp.
3.050%, 01/15/30 ...... 2,467 2,344,169
3.400%, 01/15/31 ...... 4,074 3,852,861
3.400%, 03/01/32 ...... 2,557 2,367,693
5.852%, 03/15/34 ...... 1,175 1,232,490
6.150%, 04/07/36 ...... 234 247,072
7.000%, 06/15/40 ...... 10,083 11,420,341
LKQ Corp.
# 6.250%, 06/15/33 ...... 671 715,754
Lockheed Martin Corp.
6.150%, 09/01/36 ...... 316 353,818
Loews Corp.
4.125%, 05/15/43 ...... 2,222 1,915,458
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 97,026
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 400 418,519
5.650%, 03/15/35 ...... 1,910 1,949,443

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
LYB International Finance III
LLC
5.625%, 05/15/33 ...... 400 $ 408,676
5.500%, 03/01/34 ...... 300 299,817
3.375%, 10/01/40 ...... 3,656 2,713,291
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 1,100 1,138,127
6.500%, 03/01/41 ...... 8,992 9,662,312
4.750%, 09/15/44 ...... 1,000 870,877
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 13,435 13,562,195
Ω 3.600%, 04/01/34 ...... 396 366,195
Ω 3.875%, 04/01/39 ...... 978 858,771
Ω 2.375%, 07/16/40 ...... 200 144,212
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.990%, 11/08/27(*) .... 284 285,320
5.400%, 09/15/33 ...... 213 223,880
4.750%, 03/15/39 ...... 5,399 5,241,639
Mastercard, Inc.
4.350%, 01/15/32 ...... 7,565 7,605,849
4.850%, 03/09/33 ...... 1,700 1,746,755
4.875%, 05/09/34 ...... 11,150 11,408,606
4.550%, 01/15/35 ...... 400 399,439
McDonald's Corp.
6.300%, 10/15/37, MTN . 147 163,265
Merck & Co., Inc.
2.150%, 12/10/31 ...... 156 138,310
2.350%, 06/24/40 ...... 9,230 6,676,148
Meta Platforms, Inc.
# 4.600%, 05/15/28 ...... 22,818 23,202,276
3.850%, 08/15/32 ...... 11,223 10,823,740
4.750%, 08/15/34 ...... 3,000 3,013,919
MetLife, Inc.
6.500%, 12/15/32 ...... 1,015 1,146,713
5.375%, 07/15/33 ...... 2,825 2,977,205
5.700%, 06/15/35 ...... 395 422,835
5.875%, 02/06/41 ...... 2,111 2,232,588
4.125%, 08/13/42 ...... 5,672 4,880,783
4.875%, 11/13/43 ...... 3,500 3,302,288
Micron Technology, Inc.
5.327%, 02/06/29 ...... 1,513 1,559,600
4.663%, 02/15/30 ...... 2,343 2,368,932
2.703%, 04/15/32 ...... 923 824,126
5.875%, 02/09/33 ...... 295 313,004
5.875%, 09/15/33 ...... 3,348 3,565,374
3.366%, 11/01/41 ...... 1,719 1,327,913
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 5,164 5,370,570
5.000%, 03/15/34 ...... 1,600 1,621,422
4.950%, 03/01/35 ...... 1,150 1,161,550
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,085 948,888
Molson Coors Beverage Co.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.000%, 05/01/42 ...... 2,341 $ 2,184,505
Morgan Stanley
3.875%, 01/27/26 ...... 55 54,963
7.250%, 04/01/32 ...... 866 1,001,802
6.375%, 07/24/42 ...... 6,940 7,829,057
Mosaic Co. (The)
5.450%, 11/15/33 ...... 770 793,358
4.875%, 11/15/41 ...... 11,510 10,410,103
Motorola Solutions, Inc.
2.300%, 11/15/30 ...... 1,937 1,751,472
2.750%, 05/24/31 ...... 2,781 2,549,982
5.600%, 06/01/32 ...... 1,853 1,949,317
MPLX, LP
5.500%, 06/01/34 ...... 1,200 1,223,010
4.500%, 04/15/38 ...... 2,508 2,273,979
National Fuel Gas Co.
2.950%, 03/01/31 ...... 5,881 5,358,636
5.950%, 03/15/35 ...... 1,000 1,043,281
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.821%, 02/05/27(*) .... 300 301,663
8.000%, 03/01/32 ...... 1,238 1,467,929
National Securities Clearing
Corp.
Ω 0.750%, 12/07/25 ...... 400 398,615
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 295 320,564
5.950%, 04/01/41 ...... 1,281 1,333,251
4.450%, 01/15/43 ...... 1,820 1,558,983
Nestle Capital Corp.
Ω 4.750%, 03/12/31 ...... 7,000 7,167,896
Ω 4.875%, 03/12/34 ...... 3,240 3,348,802
Nestle Holdings, Inc.
Ω 5.000%, 03/14/28 ...... 2,400 2,458,410
Ω 3.625%, 09/24/28 ...... 15,747 15,632,197
Ω# 5.000%, 09/12/30 ...... 5,000 5,194,784
Ω 3.900%, 09/24/38 ...... 13,057 11,901,339
NewMarket Corp.
2.700%, 03/18/31 ...... 2,860 2,602,205
Newmont Corp.
5.450%, 06/09/44 ...... 434 438,631
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.80%, FRN,
4.955%, 02/04/28(*) .... 1,160 1,168,245
# 2.250%, 06/01/30 ...... 1,183 1,083,876
2.440%, 01/15/32 ...... 3,869 3,424,289
5.300%, 03/15/32 ...... 400 416,883
5.000%, 07/15/32 ...... 4,240 4,343,020
5.050%, 02/28/33 ...... 2,060 2,106,628
5.250%, 03/15/34 ...... 3,951 4,059,264
5.450%, 03/15/35 ...... 7,190 7,444,800
NIKE, Inc.

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.250%, 03/27/40 ...... 5,335 $ 4,335,831
NiSource, Inc.
5.250%, 02/15/43 ...... 300 291,934
NNN REIT, Inc.
5.600%, 10/15/33 ...... 400 418,634
NOV, Inc.
3.950%, 12/01/42 ...... 16,600 13,085,070
Novartis Capital Corp.
4.000%, 09/18/31 ...... 125 124,254
4.200%, 09/18/34 ...... 10,000 9,794,958
4.400%, 05/06/44 ...... 450 408,169
Nucor Corp.
3.125%, 04/01/32 ...... 1,275 1,179,943
5.100%, 06/01/35 ...... 709 723,662
6.400%, 12/01/37 ...... 500 561,803
Oklahoma Gas and Electric Co.
5.850%, 06/01/40 ...... 1,627 1,719,300
5.250%, 05/15/41 ...... 332 336,723
4.550%, 03/15/44 ...... 50 44,425
ONE Gas, Inc.
4.250%, 09/01/32 ...... 400 396,112
ONEOK Partners, LP
6.650%, 10/01/36 ...... 50 54,443
6.850%, 10/15/37 ...... 1,000 1,102,201
6.125%, 02/01/41 ...... 1,143 1,171,435
ONEOK, Inc.
4.350%, 03/15/29 ...... 1,078 1,076,538
3.400%, 09/01/29 ...... 704 678,730
6.350%, 01/15/31 ...... 3,456 3,699,243
6.100%, 11/15/32 ...... 395 422,591
6.000%, 06/15/35 ...... 400 419,100
Oracle Corp.
2.950%, 04/01/30 ...... 177 165,657
3.250%, 05/15/30 ...... 206 194,973
2.875%, 03/25/31 ...... 777 708,267
6.250%, 11/09/32 ...... 414 443,526
4.300%, 07/08/34 ...... 400 374,888
3.900%, 05/15/35 ...... 2,223 1,985,938
3.850%, 07/15/36 ...... 364 317,831
3.800%, 11/15/37 ...... 1,703 1,440,702
6.500%, 04/15/38 ...... 1,543 1,651,372
6.125%, 07/08/39 ...... 761 784,168
3.600%, 04/01/40 ...... 1,160 908,429
5.375%, 07/15/40 ...... 4,021 3,831,626
3.650%, 03/25/41 ...... 545 423,232
Ovintiv, Inc.
5.375%, 01/01/26 ...... 918 917,095
6.250%, 07/15/33 ...... 2,589 2,710,915
6.500%, 08/15/34 ...... 976 1,036,127
6.500%, 02/01/38 ...... 5,330 5,589,580
Owens Corning
3.950%, 08/15/29 ...... 215 212,717
3.875%, 06/01/30 ...... 281 275,195
PACCAR Financial Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.000%, 03/22/34, MTN . 759 $ 786,372
Parker-Hannifin Corp.
6.250%, 05/15/38, MTN . 1,334 1,499,558
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.893%, 03/06/28(*) .... 950 952,972
5.150%, 06/01/34 ...... 5,000 5,143,348
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 4.450%, 01/29/26 ...... 52 51,981
Ω 3.350%, 11/01/29 ...... 184 176,584
Ω 6.200%, 06/15/30 ...... 475 507,969
Pentair Finance Sarl
5.900%, 07/15/32 ...... 3,000 3,176,012
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 05/19/43 ...... 4,200 4,077,901
Pfizer, Inc.
3.900%, 03/15/39 ...... 400 355,554
7.200%, 03/15/39 ...... 21,772 26,202,821
2.550%, 05/28/40 ...... 6,841 5,047,000
5.600%, 09/15/40 ...... 2,495 2,589,652
Philip Morris International, Inc.
5.125%, 02/15/30 ...... 1,374 1,418,371
5.125%, 02/13/31 ...... 1,550 1,602,020
4.750%, 11/01/31 ...... 800 813,962
5.750%, 11/17/32 ...... 3,461 3,684,518
5.375%, 02/15/33 ...... 4,056 4,224,042
5.625%, 09/07/33 ...... 6,265 6,627,588
5.250%, 02/13/34 ...... 643 662,754
6.375%, 05/16/38 ...... 5,672 6,339,071
4.375%, 11/15/41 ...... 11,442 10,220,255
4.500%, 03/20/42 ...... 5,383 4,834,736
3.875%, 08/21/42 ...... 10,953 9,062,986
4.125%, 03/04/43 ...... 10,733 9,166,450
Phillips 66 Co.
5.250%, 06/15/31 ...... 800 830,021
5.300%, 06/30/33 ...... 12,193 12,553,072
# 4.650%, 11/15/34 ...... 3,817 3,736,323
4.950%, 03/15/35 ...... 5,721 5,683,108
5.875%, 05/01/42 ...... 10,444 10,628,577
4.875%, 11/15/44 ...... 3,300 2,939,132
Plains All American Pipeline,
LP/PAA Finance Corp.
3.800%, 09/15/30 ...... 2,086 2,015,783
6.700%, 05/15/36 ...... 1,637 1,779,193
6.650%, 01/15/37 ...... 3,461 3,760,550
5.150%, 06/01/42 ...... 3,815 3,471,964
4.300%, 01/31/43 ...... 12,606 10,317,554
4.700%, 06/15/44 ...... 1,000 855,031
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 559 548,454
2.550%, 01/22/30 ...... 2,478 2,321,627
Primerica, Inc.

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.800%, 11/19/31 ...... 413 $ 373,280
Principal Financial Group, Inc.
3.700%, 05/15/29 ...... 434 425,991
2.125%, 06/15/30 ...... 596 540,218
5.375%, 03/15/33 ...... 360 374,836
6.050%, 10/15/36 ...... 1,805 1,961,743
4.625%, 09/15/42 ...... 233 213,607
Progress Energy, Inc.
7.750%, 03/01/31 ...... 776 890,886
7.000%, 10/30/31 ...... 183 205,783
6.000%, 12/01/39 ...... 3,935 4,195,549
Progressive Corp. (The)
6.250%, 12/01/32 ...... 737 819,744
Prologis, LP
1.750%, 07/01/30 ...... 3,095 2,767,902
2.250%, 01/15/32 ...... 400 353,033
4.625%, 01/15/33 ...... 400 402,972
4.750%, 06/15/33 ...... 4,400 4,445,645
5.125%, 01/15/34 ...... 1,900 1,951,775
5.000%, 03/15/34 ...... 800 814,030
5.000%, 01/31/35 ...... 5,250 5,316,151
5.250%, 05/15/35 ...... 4,250 4,377,539
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 648 740,059
3.000%, 03/10/40 ...... 400 312,919
6.625%, 06/21/40 ...... 537 616,086
6.200%, 11/15/40, MTN . 868 941,014
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.770%, 04/16/27(*) .... 4,910 4,925,246
0.500%, 09/09/30 ...... EUR 5,000 5,117,350
2.300%, 05/01/31 ...... 145 130,680
2.250%, 11/09/31 ...... 264 234,235
5.100%, 08/01/33 ...... 1,631 1,691,260
PulteGroup, Inc.
7.875%, 06/15/32 ...... 1,891 2,207,812
6.375%, 05/15/33 ...... 688 751,673
6.000%, 02/15/35 ...... 829 893,380
Quanta Services, Inc.
2.900%, 10/01/30 ...... 762 712,644
2.350%, 01/15/32 ...... 194 171,343
3.050%, 10/01/41 ...... 365 273,435
Radian Group, Inc.
6.200%, 05/15/29 ...... 480 501,600
Raymond James Financial, Inc.
4.650%, 04/01/30 ...... 5,797 5,903,700
Rayonier, LP
2.750%, 05/17/31 ...... 1,261 1,134,494
Realty Income Corp.
3.200%, 01/15/27 ...... 3,604 3,567,764
2.100%, 03/15/28 ...... 650 621,568
4.000%, 07/15/29 ...... 3,508 3,490,949
3.400%, 01/15/30 ...... 5,609 5,433,457
3.250%, 01/15/31 ...... 2,359 2,235,843
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.200%, 02/15/31 ...... 2,998 $ 2,830,355
2.700%, 02/15/32 ...... 1,671 1,504,516
5.625%, 10/13/32 ...... 7,352 7,795,060
2.850%, 12/15/32 ...... 2,100 1,878,816
1.800%, 03/15/33 ...... 838 694,218
4.900%, 07/15/33 ...... 5,962 6,045,732
5.125%, 02/15/34 ...... 550 563,487
5.875%, 03/15/35 ...... 1,915 2,041,891
5.125%, 04/15/35 ...... 2,894 2,941,909
Reinsurance Group of America,
Inc.
3.150%, 06/15/30 ...... 631 596,807
6.000%, 09/15/33 ...... 500 535,230
5.750%, 09/15/34 ...... 5,100 5,323,840
Revvity, Inc.
2.550%, 03/15/31 ...... 747 671,883
Roche Holdings, Inc.
Ω 5.593%, 11/13/33 ...... 586 629,035
Ω 4.985%, 03/08/34 ...... 2,800 2,890,123
Ω 4.592%, 09/09/34 ...... 10,511 10,548,534
Royalty Pharma PLC
2.200%, 09/02/30 ...... 225 202,906
2.150%, 09/02/31 ...... 362 315,659
5.400%, 09/02/34 ...... 1,200 1,226,451
3.300%, 09/02/40 ...... 11,600 8,982,276
RTX Corp.
5.400%, 05/01/35 ...... 200 210,329
6.125%, 07/15/38 ...... 299 329,845
4.450%, 11/16/38 ...... 100 94,377
4.500%, 06/01/42 ...... 956 868,976
Salesforce, Inc.
2.700%, 07/15/41 ...... 1,852 1,359,273
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29 ...... 212 212,743
Ω# 4.850%, 05/15/33 ...... 1,150 1,156,659
Ω 5.000%, 06/01/34 ...... 529 536,692
Selective Insurance Group, Inc.
5.900%, 04/15/35 ...... 1,401 1,460,226
Sempra
3.700%, 04/01/29 ...... 100 98,131
3.800%, 02/01/38 ...... 454 389,771
6.000%, 10/15/39 ...... 5,034 5,259,029
Shell Finance US, Inc.
4.125%, 05/11/35 ...... 2,130 2,053,792
4.550%, 08/12/43 ...... 16,721 15,194,563
4.375%, 05/11/45 ...... 2,088 1,828,640
Shell International Finance BV
6.375%, 12/15/38 ...... 24,447 27,666,204
5.500%, 03/25/40 ...... 15,265 15,816,602
2.875%, 11/26/41 ...... 2,655 1,973,251
3.625%, 08/21/42 ...... 732 595,906
Simon Property Group, LP
3.300%, 01/15/26 ...... 55 54,910
2.200%, 02/01/31 ...... 4,480 4,029,393

23
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.250%, 01/15/32 ...... 2,323 $ 2,038,669
2.650%, 02/01/32 ...... 752 674,497
5.500%, 03/08/33 ...... 8,725 9,199,231
6.250%, 01/15/34 ...... 6,501 7,137,512
4.750%, 09/26/34 ...... 4,112 4,086,090
# 6.750%, 02/01/40 ...... 9,782 11,270,223
4.750%, 03/15/42 ...... 1,562 1,445,410
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 3,991 4,225,033
4.950%, 09/15/34 ...... 9,070 9,108,359
5.875%, 03/15/41 ...... 8,767 9,164,810
4.400%, 06/01/43 ...... 1,220 1,055,244
Southwest Gas Corp.
2.200%, 06/15/30 ...... 1,091 993,912
4.050%, 03/15/32 ...... 3,392 3,267,860
Southwestern Electric Power
Co.
5.300%, 04/01/33 ...... 127 129,715
6.200%, 03/15/40 ...... 314 333,562
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 11,696 10,666,479
3.000%, 05/15/32 ...... 7,450 6,686,455
5.200%, 09/01/40 ...... 8,594 8,332,326
Store Capital LLC
Ω 5.400%, 04/30/30 ...... 900 916,931
2.700%, 12/01/31 ...... 1,550 1,359,549
Sun Communities Operating, LP
4.200%, 04/15/32 ...... 934 910,412
Synchrony Financial
2.875%, 10/28/31 ...... 1,285 1,140,903
Tanger Properties, LP
2.750%, 09/01/31 ...... 521 468,102
Tapestry, Inc.
5.500%, 03/11/35 ...... 9,500 9,674,249
Targa Resources Corp.
4.200%, 02/01/33 ...... 937 892,127
6.125%, 03/15/33 ...... 4,847 5,165,939
Target Corp.
6.500%, 10/15/37 ...... 100 113,771
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 2,150 2,270,132
Texas Instruments, Inc.
# 1.900%, 09/15/31 ...... 3,896 3,444,897
4.900%, 03/14/33 ...... 1,302 1,342,957
4.850%, 02/08/34 ...... 10,400 10,660,925
# 3.875%, 03/15/39 ...... 1,322 1,179,494
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41 ...... 200 148,554
Timken Co. (The)
4.125%, 04/01/32 ...... 295 282,854
TPG Operating Group II, LP
5.875%, 03/05/34 ...... 4,000 4,200,697
Transcontinental Gas Pipe Line
Co. LLC
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.450%, 08/01/42 ...... 68 $ 59,657
Travelers Cos., Inc. (The)
5.350%, 11/01/40 ...... 150 153,158
Trimble, Inc.
6.100%, 03/15/33 ...... 100 107,235
TWDC Enterprises 18 Corp.
4.375%, 08/16/41 ...... 250 227,338
UDR, Inc.
3.000%, 08/15/31 ...... 100 92,497
United Parcel Service, Inc.
6.200%, 01/15/38 ...... 250 276,724
5.200%, 04/01/40 ...... 4,289 4,344,828
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.576%, 07/15/26(*) .... 743 743,674
4.200%, 05/15/32 ...... 800 789,020
5.350%, 02/15/33 ...... 2,128 2,221,898
5.000%, 04/15/34 ...... 2,627 2,672,899
# 5.150%, 07/15/34 ...... 4,600 4,727,701
5.800%, 03/15/36 ...... 2,215 2,371,415
6.500%, 06/15/37 ...... 1,950 2,189,498
6.625%, 11/15/37 ...... 8,499 9,662,718
6.875%, 02/15/38 ...... 9,837 11,426,694
3.500%, 08/15/39 ...... 6,611 5,527,053
2.750%, 05/15/40 ...... 11,574 8,658,334
5.700%, 10/15/40 ...... 3,843 3,989,622
5.950%, 02/15/41 ...... 395 418,055
3.050%, 05/15/41 ...... 7,200 5,495,819
4.625%, 11/15/41 ...... 2,279 2,108,458
# 4.375%, 03/15/42 ...... 2,145 1,911,946
3.950%, 10/15/42 ...... 926 778,293
5.500%, 07/15/44 ...... 8,920 8,951,085
Unum Group
5.750%, 08/15/42 ...... 6,080 6,066,614
Valero Energy Corp.
7.500%, 04/15/32 ...... 410 472,073
6.625%, 06/15/37 ...... 1,274 1,408,819
Ventas Realty, LP
5.700%, 09/30/43 ...... 302 303,538
VeriSign, Inc.
2.700%, 06/15/31 ...... 536 485,722
Verizon Communications, Inc.
2.550%, 03/21/31 ...... 1,427 1,295,945
2.355%, 03/15/32 ...... 4,579 4,003,901
4.500%, 08/10/33 ...... 800 786,043
6.400%, 09/15/33 ...... 935 1,030,048
4.400%, 11/01/34 ...... 5,018 4,829,339
4.780%, 02/15/35 ...... 350 342,939
5.250%, 04/02/35 ...... 1,393 1,408,916
5.850%, 09/15/35 ...... 850 902,847
4.272%, 01/15/36 ...... 4,172 3,897,194
5.250%, 03/16/37 ...... 3,784 3,805,216
Ω 5.401%, 07/02/37 ...... 7,179 7,266,563
4.812%, 03/15/39 ...... 15,311 14,517,457

24
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.650%, 11/20/40 ...... 13,758 $ 9,849,899
3.400%, 03/22/41 ...... 17,897 14,060,528
2.850%, 09/03/41 ...... 7,041 5,090,437
3.850%, 11/01/42 ...... 1,222 990,251
6.550%, 09/15/43 ...... 1,774 1,962,321
Viatris, Inc.
3.850%, 06/22/40 ...... 1,971 1,501,525
Virginia Electric and Power Co.
2.400%, 03/30/32 ...... 400 354,271
5.000%, 04/01/33 ...... 3,590 3,661,905
5.300%, 08/15/33 ...... 1,675 1,737,888
5.000%, 01/15/34 ...... 1,650 1,669,527
5.050%, 08/15/34 ...... 900 913,269
5.150%, 03/15/35 ...... 1,771 1,806,500
6.000%, 01/15/36 ...... 1,186 1,280,758
6.000%, 05/15/37 ...... 2,055 2,220,511
6.350%, 11/30/37 ...... 350 387,621
8.875%, 11/15/38 ...... 8,644 11,645,861
4.000%, 01/15/43 ...... 2,150 1,802,690
4.650%, 08/15/43 ...... 950 861,313
4.450%, 02/15/44 ...... 1,458 1,283,377
Visa, Inc.
# 2.050%, 04/15/30 ...... 570 525,495
2.700%, 04/15/40 ...... 4,141 3,191,088
W.P. Carey, Inc.
2.400%, 02/01/31 ...... 144 129,241
Walmart, Inc.
6.200%, 04/15/38 ...... 150 170,077
4.875%, 07/08/40 ...... 454 457,303
5.000%, 10/25/40 ...... 400 407,489
Walt Disney Co. (The)
6.200%, 12/15/34 ...... 100 112,731
6.650%, 11/15/37 ...... 1,305 1,506,539
6.900%, 08/15/39 ...... 1,750 2,047,929
3.500%, 05/13/40 ...... 5,732 4,819,532
6.150%, 02/15/41 ...... 4,533 4,995,619
5.400%, 10/01/43 ...... 400 406,460
4.750%, 09/15/44 ...... 400 372,022
Wells Fargo & Co.
4.150%, 01/24/29, MTN . 414 414,203
5.375%, 02/07/35 ...... 110 116,187
Wells Fargo Bank NA
SOFR+0.71%, FRN,
4.786%, 01/15/26(*) .... 3,375 3,377,021
SOFR+1.07%, FRN,
5.227%, 12/11/26(*) .... 4,442 4,488,294
5.254%, 12/11/26 ...... 1,492 1,511,883
Welltower OP LLC
3.100%, 01/15/30 ...... 178 170,432
2.750%, 01/15/31 ...... 121 112,287
2.800%, 06/01/31 ...... 529 488,135
6.500%, 03/15/41 ...... 510 571,486
Western Midstream Operating,
LP
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.450%, 11/15/34 ...... 950 $ 948,240
5.450%, 04/01/44 ...... 1,500 1,353,515
Western Union Co. (The)
2.750%, 03/15/31 ...... 2,993 2,677,949
# 6.200%, 11/17/36 ...... 6,521 6,799,550
6.200%, 06/21/40 ...... 943 972,076
Westlake Corp.
2.875%, 08/15/41 ...... 48 33,258
Weyerhaeuser Co.
7.375%, 03/15/32 ...... 1,074 1,226,992
Williams Cos., Inc. (The)
7.500%, 01/15/31 ...... 1,361 1,542,150
2.600%, 03/15/31 ...... 186 168,955
7.750%, 06/15/31 ...... 270 311,464
5.150%, 03/15/34 ...... 400 406,281
6.300%, 04/15/40 ...... 4,432 4,773,463
Wisconsin Power and Light Co.
3.950%, 09/01/32 ...... 15,000 14,435,593
4.950%, 04/01/33 ...... 400 406,420
5.375%, 03/30/34 ...... 1,601 1,655,214
6.375%, 08/15/37 ...... 655 722,042
WRKCo, Inc.
4.000%, 03/15/28 ...... 140 139,378
4.200%, 06/01/32 ...... 344 334,526
# 3.000%, 06/15/33 ...... 207 184,435
Xcel Energy, Inc.
6.500%, 07/01/36 ...... 822 912,723
Zoetis, Inc.
5.000%, 08/17/35 ...... 4,250 4,293,731
TOTAL UNITED STATES .. 2,957,677,375
TOTAL BONDS .......... 4,309,908,877
U.S. TREASURY OBLIGATIONS
— (37.7%)
U.S. Treasury Bills
3.780%, 11/04/25 ..... 20,000 19,997,877
3.793%, 11/06/25 ..... 30,000 29,990,484
3.840%, 11/12/25 ..... 50,000 49,952,031
3.856%, 11/13/25 ..... 50,000 49,946,347
3.879%, 11/25/25 ..... 30,000 29,928,885
# 3.870%, 11/28/25 ..... 50,000 49,865,827
3.610%, 12/11/25 ..... 30,000 29,877,194
U.S. Treasury Bonds
6.125%, 08/15/29 ..... 912 991,052
4.250%, 05/15/39 ..... 20,000 19,796,875
1.125%, 05/15/40 ..... 45,000 28,944,140
1.125%, 08/15/40 ..... 20,000 12,727,344
1.375%, 11/15/40 ..... 15,000 9,881,836
2.000%, 11/15/41 ..... 106 75,119
3.250%, 05/15/42 ..... 678 574,526
3.875%, 02/15/43 ..... 167 152,857
3.875%, 05/15/43 ..... 9,923 9,064,040
4.375%, 08/15/43 ..... 480 466,875
3.625%, 08/15/43 ..... 19,176 16,862,895

25
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
U.S. Treasury Bonds
4.500%, 02/15/44 ..... 8,720 $ 8,596,013
4.625%, 05/15/44 ..... 11,714 11,721,779
4.125%, 08/15/44 ..... 76,826 71,907,335
4.625%, 11/15/44 ..... 69,193 69,109,211
4.750%, 02/15/45 ..... 18,110 18,361,842
5.000%, 05/15/45 ..... 52,853 55,313,968
4.875%, 08/15/45 ..... 6,200 6,386,000
# 2.875%, 08/15/45 ..... 15,000 11,518,945
U.S. Treasury Notes
4.500%, 11/15/25 ..... 30,000 30,004,174
4.875%, 11/30/25 ..... 30,000 30,016,963
2.625%, 12/31/25 ..... 29,000 28,937,328
USBMMY3M + 0.25%,
FRN, 4.097% 01/31/26(*) 209,735 209,765,015
0.375%, 01/31/26 ..... – 297
0.500%, 02/28/26 ..... 30,000 29,671,680
USBMMY3M + 0.15%,
FRN, 4.002% 04/30/26(*) 224,873 224,829,361
0.750%, 05/31/26 ..... – 98
USBMMY3M + 0.18%,
FRN, 4.034% 07/31/26(*) 206,371 206,371,456
USBMMY3M + 0.21%,
FRN, 4.057% 10/31/26(*) 198,408 198,447,297
USBMMY3M + 0.10%,
FRN, 3.950% 01/31/27(*) 223,996 223,758,929
USBMMY3M + 0.16%,
FRN, 4.012% 04/30/27(*) 300,093 300,007,020
#
USBMMY3M + 0.16%,
FRN, 4.011% 07/31/27(*) 305,819 305,757,075
1.375%, 12/31/28 ..... 7,557 7,057,825
4.000%, 01/31/29 ..... 5,759 5,824,464
1.750%, 01/31/29 ..... 12,372 11,669,309
1.875%, 02/28/29 ..... 6,692 6,327,861
2.375%, 03/31/29 ..... 65,931 63,298,911
4.125%, 03/31/29 ..... 18,000 18,282,656
2.875%, 04/30/29 ..... 53,419 52,100,218
4.500%, 05/31/29 ..... 18,000 18,513,984
3.250%, 06/30/29 ..... 73,881 72,885,042
4.250%, 06/30/29 ..... 16,000 16,330,000
2.625%, 07/31/29 ..... 2,134 2,057,893
3.125%, 08/31/29 ..... 116 113,807
3.875%, 09/30/29 ..... 617 621,820
3.875%, 12/31/29 ..... 6,474 6,523,567
Face
Amount^
Value†
(000)
U.S. Treasury Notes
3.500%, 01/31/30 ..... 11,565 $ 11,485,039
4.000%, 02/28/30 ..... 31,950 32,356,863
3.500%, 04/30/30 ..... 836 829,534
3.750%, 05/31/30 ..... 15,447 15,481,997
3.750%, 06/30/30 ..... 19,650 19,689,914
4.000%, 07/31/30 ..... 10,819 10,955,928
4.125%, 08/31/30 ..... 18,000 18,322,734
4.625%, 09/30/30 ..... 5,510 5,733,413
4.875%, 10/31/30 ..... 28,057 29,524,513
4.375%, 11/30/30 ..... 60,078 61,866,259
3.750%, 12/31/30 ..... 1,237 1,238,160
4.000%, 01/31/31 ..... 14,921 15,105,181
4.250%, 02/28/31 ..... 43,536 44,585,286
4.125%, 03/31/31 ..... 38,047 38,729,171
4.625%, 04/30/31 ..... 44,121 46,003,036
1.250%, 08/15/31 ..... 88,908 77,256,190
4.125%, 10/31/31 ..... 28,000 28,470,313
1.375%, 11/15/31 ..... 92,740 80,633,082
4.125%, 11/30/31 ..... 30,281 30,777,798
4.375%, 01/31/32 ..... 61,122 62,941,334
1.875%, 02/15/32 ..... 115,052 102,535,601
4.125%, 03/31/32 ..... 27,000 27,422,930
4.000%, 04/30/32 ..... 43,810 44,177,936
2.875%, 05/15/32 ..... 90,477 85,359,395
4.000%, 06/30/32 ..... 3,767 3,796,283
2.750%, 08/15/32 ..... 91,535 85,406,446
4.125%, 11/15/32 ..... 77,543 78,666,768
3.500%, 02/15/33 ..... 76,801 74,811,974
3.375%, 05/15/33 ..... 46,125 44,469,184
3.875%, 08/15/33 ..... 59,500 59,211,797
4.500%, 11/15/33 ..... 71,223 73,838,220
4.000%, 02/15/34 ..... 11,677 11,684,754
TOTAL U.S. TREASURY
OBLIGATIONS ........... 4,004,552,380
TOTAL INVESTMENT
SECURITIES — ( 98.7% )
(Cost $10,348,236,518) .... 10,482,880,108
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.3%)
@§ The DFA Short Term
Investment Fund ...... 11,578,708 133,930,914
TOTAL INVESTMENTS
— (100.0%)
(Cost $10,482,167,432) .... $ 10,616,811,022
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $589,768,855 which represented 7.0% of the net assets of the Fund.

26
Dimensional Core Fixed Income ETF
continued
As of October 31, 2025, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 62,675,122 AUD 94,692,432 BNY Capital Markets 11/04/25 $ 684,567
USD 1,136,825 EUR 975,712 Citigroup 11/10/25 10,277
USD 6,758,689 NZD 11,701,912 Citigroup 11/10/25 55,916
USD 8,457,757 NZD 14,530,726 Citigroup 11/10/25 134,660
USD 6,191,050 NZD 10,668,489 Citigroup 11/10/25 80,215
USD 11,660,862 EUR 10,023,337 UBS Warburg 11/10/25 88,007
USD 6,036,297 NZD 10,138,255 UBS Warburg 11/10/25 229,176
USD 4,124,806 EUR 3,553,531 Citigroup 11/26/25 18,238
USD 55,169,724 JPY 8,401,523,013 HSBC Bank 11/26/25 511,851
USD 18,736,679 EUR 16,072,191 HSBC Bank 11/26/25 163,173
USD 9,448,555 NZD 16,170,000 ANZ Banking Group, Ltd. 12/10/25 174,561
USD 18,815,805 NZD 32,760,440 Bank Of America Merrill 12/10/25 26,683
USD 8,620,906 NZD 14,379,217 Citigroup 12/10/25 373,981
USD 10,820,804 NZD 18,524,397 RBC Dominion Securities 12/10/25 196,492
USD 7,794,531 NZD 13,045,698 RBC Dominion Securities 12/10/25 312,421
USD 20,363,095 AUD 31,008,262 BNY Capital Markets 01/02/26 50,640
USD 18,885,346 NZD 32,764,045 Citigroup 01/26/26 54,849
Total Appreciation $3,165,707
USD 20,025,402 AUD 31,008,262 Citigroup 11/03/25 $ (274,207)
USD 61,994,283 AUD 94,692,432 HSBC Bank 12/04/25 (19,006)
USD 8,900,168 NZD 15,535,542 Citigroup 12/10/25 (9,945)
Total (Depreciation) $(303,158)
Total Appreciation (Depreciation) $2,862,549
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations .................... $ — $ 2,168,418,851 $ — $ 2,168,418,851
Bonds
Australia ............................. — 229,926,727 — 229,926,727
Belgium ............................. — 3,861,376 — 3,861,376
Canada ............................. — 249,810,242 — 249,810,242
Finland .............................. — 12,374,268 — 12,374,268
France .............................. — 52,609,979 — 52,609,979
Germany ............................ — 132,934,763 — 132,934,763
Ireland .............................. — 10,704,770 — 10,704,770
Italy ................................ — 36,809,911 — 36,809,911
Japan ............................... — 207,254,784 — 207,254,784
Luxembourg .......................... — 27,980,224 — 27,980,224
Netherlands .......................... — 22,943,902 — 22,943,902
New Zealand ......................... — 106,425,596 — 106,425,596
Norway .............................. — 40,525,449 — 40,525,449
Singapore ............................ — 5,259,768 — 5,259,768
Spain ............................... — 33,869,798 — 33,869,798
Supranational ......................... — 42,993,674 — 42,993,674
Sweden ............................. — 10,347,316 — 10,347,316
Switzerland ........................... — 3,834,877 — 3,834,877

27
Dimensional Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United Kingdom ....................... $ — $ 121,764,078 $ — $ 121,764,078
United States ......................... — 2,957,677,375 — 2,957,677,375
U.S. Treasury Obligations ................. — 4,004,552,380 — 4,004,552,380
Securities Lending Collateral ............... — 133,930,914 — 133,930,914
Total Investments ........................ $— $10,616,811,022 $— $10,616,811,022
Financial Instruments
Assets
Forward Currency Contracts** .............. — 3,165,707 — 3,165,707
Liabilities
Forward Currency Contracts** .............. — (303,158) — (303,158)
Total Other Financial Instruments ........... $– $2,862,549 $– $2,862,549
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

28
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount ^
Value†
(000)
BONDS — (94.4%)
AUSTRALIA — (5.2%)
ANZ New Zealand Int'l, Ltd.
Ω# 5.355%, 08/14/28 ...... 5,394 $ 5,584,780
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 10,100 10,886,065
ASB Bank, Ltd.
Ω 5.398%, 11/29/27 ...... 222 227,967
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.81%, FRN,
4.875%, 01/18/27(*) .... 7,000 7,042,027
Ω SOFR+0.81%, FRN,
4.875%, 01/18/27(*) .... 348 350,089
Ω SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 1,684 1,692,045
Ω SOFR+0.65%, FRN,
4.753%, 09/30/27(*) .... 329 330,579
5.350%, 11/04/27, MTN . AUD 4,982 3,343,109
4.500%, 03/31/28, MTN . AUD 7,751 5,116,574
Ω SOFR+0.62%, FRN,
4.744%, 06/18/28(*) .... 7,245 7,276,436
4.950%, 09/11/28, MTN . AUD 3,500 2,338,435
# 4.615%, 12/16/29 ...... 2,415 2,468,501
Ω SOFR+0.85%, FRN,
4.994%, 12/16/29(*) .... 1,376 1,391,549
Bank of New Zealand
Ω SOFR+0.81%, FRN,
4.856%, 01/27/27(*) .... 250 250,941
3.661%, 07/17/29, MTN . EUR 530 631,703
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 9,407 9,424,699
Ω SOFR+0.52%, FRN,
4.722%, 06/15/26(*) .... 1,150 1,151,281
Ω SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 977 976,628
Ω SOFR+0.97%, FRN,
5.118%, 03/14/27(*) .... 205 206,755
4.400%, 08/18/27, MTN . AUD 4,510 2,971,257
5.000%, 01/13/28, MTN . AUD 15,700 10,470,435
Ω SOFR+0.64%, FRN,
4.788%, 03/14/28(*) .... 5,118 5,142,301
BBSW3M+0.95%, FRN,
4.540%, 08/17/28(*), MTN AUD 6,000 3,966,482
Ω SOFR+0.81%, FRN,
4.958%, 03/14/30(*) .... 6,122 6,167,542
Glencore Capital Finance DAC
0.750%, 03/01/29, MTN . EUR 5,770 6,259,957
Glencore Funding LLC
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFRINDX+1.06%, FRN,
5.235%, 04/04/27(*) .... 1,052 $ 1,057,497
Ω 5.400%, 05/08/28 ...... 2,160 2,217,549
Ω 5.371%, 04/04/29 ...... 8,093 8,344,541
Ω 5.186%, 04/01/30 ...... 2,523 2,596,975
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
5.380%, 12/07/26(*) .... 2,400 2,418,286
Ω SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 16,091 16,207,713
Ω SOFR+0.74%, FRN,
4.893%, 06/12/28(*) .... 10,729 10,783,267
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 3,030 3,744,810
National Australia Bank, Ltd.
Ω SOFR+0.62%, FRN,
4.777%, 06/11/27(*) .... 2,650 2,656,053
Ω SOFR+0.60%, FRN,
4.649%, 10/26/27(*) .... 2,593 2,609,803
4.944%, 01/12/28 ...... 2,912 2,974,222
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 900 595,090
4.900%, 06/13/28 ...... 3,148 3,224,313
Ω SOFR+0.65%, FRN,
4.798%, 06/13/28(*) .... 8,901 8,947,098
5.400%, 11/16/28, MTN . AUD 4,300 2,907,756
4.787%, 01/10/29 ...... 12,896 13,201,697
Ω SOFR+0.79%, FRN,
4.867%, 01/14/30(*) .... 7,155 7,219,617
4.901%, 01/14/30 ...... 3,940 4,067,875
4.534%, 06/13/30 ...... 1,225 1,246,782
New South Wales Treasury
Corp.
3.000%, 04/20/29 ...... AUD 5,000 3,182,393
Norfina , Ltd.
4.800%, 12/14/27, MTN . AUD 1,000 659,601
4.750%, 03/19/29, MTN . AUD 5,000 3,313,257
Origin Energy Finance, Ltd.
1.000%, 09/17/29, MTN . EUR 940 1,004,435
Rio Tinto Finance USA PLC
SOFRINDX+0.84%, FRN,
5.042%, 03/14/28(*) .... 9,624 9,719,828
4.875%, 03/14/30 ...... 1,934 1,985,186
Scentre Group Trust 1/ Scentre
Group Trust 2
Ω 4.375%, 05/28/30 ...... 950 951,191
South Australian Government
Financing Authority
3.000%, 05/24/28 ...... AUD 3,700 2,377,473
Treasury Corp. of Victoria
2.500%, 10/22/29, MTN . AUD 11,000 6,809,640

29
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.490%, 04/16/26(*) .... 3,308 $ 3,310,947
SOFR+0.52%, FRN,
4.756%, 06/03/26(*) .... 295 295,461
2.400%, 01/25/27, MTN . AUD 3,000 1,926,875
BBSW3M+1.23%, FRN,
4.888%, 11/11/27(*), MTN AUD 1,000 663,548
BBSW3M+0.98%, FRN,
4.570%, 02/16/28(*), MTN AUD 1,100 727,037
4.800%, 02/16/28, MTN . AUD 7,200 4,780,848
BBSW3M+0.93%, FRN,
4.478%, 09/19/28(*), MTN AUD 500 330,167
5.535%, 11/17/28 ...... 2,958 3,093,724
1.953%, 11/20/28 ...... 3,669 3,462,561
5.000%, 01/15/29, MTN . AUD 1,900 1,271,924
SOFR+0.81%, FRN,
4.880%, 04/16/29(*) .... 3,519 3,548,437
5.100%, 05/14/29, MTN . AUD 5,600 3,767,085
2.650%, 01/16/30 ...... 3,950 3,735,816
SOFR+0.82%, FRN,
4.917%, 07/01/30(*) .... 15,908 16,057,790
Woodside Finance, Ltd.
Ω# 4.500%, 03/04/29 ...... 975 975,487
4.500%, 03/04/29 ...... 6,800 6,801,159
5.400%, 05/19/30 ...... 10,788 11,085,286
TOTAL AUSTRALIA ....... 288,526,237
AUSTRIA — (0.0%)
Erste Group Bank AG
0.250%, 09/14/29, MTN . EUR 500 526,212
TOTAL AUSTRIA ......... 526,212
BELGIUM — (0.7%)
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 800 971,143
3.375%, 05/28/30, MTN . EUR 1,700 1,987,208
Crelan SA
5.750%, 01/26/28, MTN . EUR 5,000 6,156,041
KBC Group NV
0.750%, 01/24/30, MTN . EUR 100 106,266
Kingdom of Belgium
Government Bond
Ω 0.900%, 06/22/29 ...... EUR 26,000 28,548,677
Ω 0.100%, 06/22/30 ...... EUR 2,500 2,589,713
TOTAL BELGIUM ........ 40,359,048
CANADA — (8.1%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27 ...... 114 113,250
American National Group, Inc.
5.750%, 10/01/29 ...... 26,235 27,073,589
Bank of Montreal
SOFRINDX+1.33%, FRN,
5.514%, 06/05/26(*) .... 1,157 1,163,633
# 1.250%, 09/15/26, MTN . 691 674,935
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFRINDX+0.62%, FRN,
4.822%, 09/15/26(*), MTN 1,929 $ 1,932,951
SOFRINDX+1.16%, FRN,
5.317%, 12/11/26(*) .... 2,231 2,251,829
SOFRINDX+0.76%, FRN,
4.949%, 06/04/27(*) .... 13,432 13,493,748
4.700%, 09/14/27, MTN . 268 271,185
5.717%, 09/25/28 ...... 1,606 1,676,322
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.751%, 03/02/26(*) .... 795 795,779
SOFR+0.61%, FRN,
4.758%, 09/15/26(*) .... 500 501,244
SOFRINDX+0.78%, FRN,
4.969%, 06/04/27(*) .... 14,130 14,198,335
5.250%, 06/12/28 ...... 5,296 5,454,131
SOFRINDX+1.08%, FRN,
5.109%, 08/01/29(*) .... 2,050 2,071,359
5.450%, 08/01/29 ...... 3,926 4,091,181
4.850%, 02/01/30 ...... 3,618 3,697,053
Brookfield Finance, Inc.
3.900%, 01/25/28 ...... 5,098 5,063,551
4.850%, 03/29/29 ...... 1,823 1,854,866
# 4.350%, 04/15/30 ...... 3,351 3,357,656
Canadian Imperial Bank of
Commerce
1.250%, 06/22/26 ...... 391 384,214
SOFR+1.22%, FRN,
5.397%, 10/02/26(*) .... 5,498 5,541,792
3.450%, 04/07/27 ...... 372 369,340
SOFR+0.94%, FRN,
5.046%, 06/28/27(*) .... 4,718 4,752,806
5.001%, 04/28/28 ...... 1,342 1,371,459
5.986%, 10/03/28 ...... 2,117 2,225,079
5.260%, 04/08/29 ...... 6,119 6,327,813
3.807%, 07/09/29, MTN . EUR 1,452 1,735,678
Canadian Natural Resources,
Ltd.
Ω 5.000%, 12/15/29 ...... 10,081 10,293,077
5.000%, 12/15/29 ...... 470 479,888
2.950%, 07/15/30 ...... 300 281,105
CDP Financial, Inc.
4.875%, 06/05/29, MTN . 24,700 25,583,020
Ω 4.875%, 06/05/29 ...... 3,000 3,107,249
Ω 4.625%, 01/24/30 ...... 6,690 6,886,943
4.625%, 01/24/30 ...... 11,000 11,323,823
Columbia Pipelines Holding Co.
LLC
Ω 6.042%, 08/15/28 ...... 7,113 7,407,289
CPPIB Capital, Inc.
Ω SOFR+1.25%, FRN,
5.430%, 03/11/26(*) .... 500 502,016
SOFR+1.25%, FRN,
5.430%, 03/11/26(*) .... 500 502,016
4.400%, 01/15/29, MTN . AUD 5,000 3,310,541

30
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
Element Fleet Management
Corp.
Ω 6.319%, 12/04/28 ...... 1,926 $ 2,035,771
Ω 5.037%, 03/25/30 ...... 7,715 7,880,176
Enbridge, Inc.
3.125%, 11/15/29 ...... 1,900 1,815,148
# 4.900%, 06/20/30 ...... 263 269,064
Export Development Canada
SOFRINDX+0.33%, FRN,
4.368%, 08/01/28(*) .... 5,390 5,395,422
4.500%, 09/06/28 ...... AUD 2,700 1,793,649
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28 ...... 2,425 2,456,442
Federation des Caisses
Desjardins du Quebec
5.250%, 04/26/29 ...... 10,000 10,348,841
Ω 5.250%, 04/26/29 ...... 15,554 16,096,587
3.467%, 09/05/29, MTN . EUR 2,620 3,098,378
Ω# 4.565%, 08/26/30 ...... 2,073 2,084,498
Kinross Gold Corp.
4.500%, 07/15/27 ...... 316 317,230
Liberty Utilities Co.
Ω 5.577%, 01/31/29 ...... 3,050 3,151,131
Magna International, Inc.
5.050%, 03/14/29 ...... 19,090 19,598,866
# 2.450%, 06/15/30 ...... 975 897,857
National Bank of Canada
5.600%, 12/18/28 ...... 8,727 9,097,363
3.750%, 05/02/29, MTN . EUR 1,300 1,554,287
4.500%, 10/10/29 ...... 22,237 22,444,578
Ontario Teachers' Finance Trust
4.250%, 04/25/28 ...... 4,448 4,498,633
Ω# 4.625%, 04/10/29 ...... 3,000 3,078,522
Province of Alberta Canada
3.600%, 04/11/28, MTN . AUD 1,000 644,400
2.050%, 06/01/30 ...... CAD 2,000 1,379,138
Province of British Columbia
Canada
6.500%, 01/15/26 ...... 150 150,617
4.800%, 11/15/28 ...... 14,784 15,227,926
4.900%, 04/24/29 ...... 11,968 12,405,821
2.200%, 06/18/30 ...... CAD 2,500 1,733,933
Province of Manitoba Canada
3.600%, 08/17/27, MTN . AUD 5,000 3,245,828
Province of Ontario Canada
4.200%, 01/18/29 ...... 11,472 11,626,433
2.000%, 10/02/29 ...... 3,979 3,721,203
1.550%, 11/01/29 ...... CAD 2,700 1,839,773
4.700%, 01/15/30 ...... 5,000 5,169,982
2.050%, 06/02/30 ...... CAD 10,400 7,168,700
Province of Quebec Canada
2.515%, 10/15/29, MTN . EUR 10,300 10,778,193
PSP Capital, Inc.
1.625%, 10/26/28 ...... 10,000 9,408,272
Face
Amount^
Value†
(000)
CANADA — (Continued)
Rogers Communications, Inc.
3.625%, 12/15/25 ...... 166 $ 165,842
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.619%, 04/27/26(*) .... 1,444 1,446,487
SOFRINDX+1.08%, FRN,
5.145%, 07/20/26(*) .... 1,140 1,147,555
SOFRINDX+0.59%, FRN,
4.743%, 11/02/26(*) .... 1,000 1,002,665
SOFRINDX+0.95%, FRN,
5.015%, 01/19/27(*) .... 2,700 2,717,835
SOFRINDX+0.71%, FRN,
4.772%, 01/21/27(*) .... 5,871 5,892,924
4.900%, 01/12/28 ...... 400 407,962
5.000%, 01/24/28, MTN . GBP 1,500 2,005,770
2.125%, 04/26/29, MTN . EUR 230 260,741
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.148%, 07/17/26(*), MTN 5,640 5,674,013
SOFR+0.59%, FRN,
4.801%, 09/10/26(*) .... 278 278,775
SOFR+0.73%, FRN,
4.822%, 04/05/27(*) .... 9,350 9,386,420
4.108%, 06/08/27 ...... 6,050 6,053,478
2.551%, 08/03/27, MTN . EUR 100 115,790
4.693%, 09/15/27, MTN . 558 564,342
5.156%, 01/10/28 ...... 702 717,560
SOFR+0.82%, FRN,
4.852%, 01/31/28(*) .... 150 150,585
SOFR+0.91%, FRN,
5.116%, 06/02/28(*), MTN 3,325 3,340,486
5.523%, 07/17/28, MTN . 1,103 1,142,409
4.994%, 04/05/29 ...... 4,045 4,148,211
4.783%, 12/17/29 ...... 9,741 9,954,736
SOFR+1.03%, FRN,
5.160%, 12/17/29(*) .... 2,169 2,185,133
1.952%, 04/08/30, MTN . EUR 920 1,019,941
4.808%, 06/03/30 ...... 6,782 6,916,689
TransCanada PipeLines , Ltd.
4.100%, 04/15/30 ...... 1,880 1,852,773
Tucson Electric Power Co.
1.500%, 08/01/30 ...... 1,067 941,768
TOTAL CANADA ......... 454,025,297
DENMARK — (0.8%)
Carlsberg Breweries A/S
3.000%, 08/28/29, MTN . EUR 2,300 2,683,042
Danske Bank A/S
Ω 4.375%, 06/12/28 ...... 350 352,107
DSV Finance BV
3.500%, 06/26/29, MTN . EUR 7,010 8,297,770
1.375%, 03/16/30, MTN . EUR 910 989,063
ISS Global A/S
3.875%, 06/05/29, MTN . EUR 16,400 19,542,495
Kommunekredit

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
DENMARK — (Continued)
2.440%, 11/17/29, MTN . EUR 1,000 $ 1,047,015
Nykredit Realkredit A/S
4.625%, 01/19/29, MTN . EUR 3,500 4,267,443
3.875%, 07/09/29, MTN . EUR 1,760 2,103,610
3.375%, 01/10/30, MTN . EUR 1,710 2,006,831
3.625%, 07/24/30, MTN . EUR 2,400 2,834,867
TOTAL DENMARK ....... 44,124,243
FINLAND — (0.7%)
Fingrid OYJ
2.750%, 12/04/29, MTN . EUR 440 509,125
Neste OYJ
3.750%, 03/20/30, MTN . EUR 200 237,545
Nordea Bank Abp
Ω 1.500%, 09/30/26 ...... 1,367 1,336,315
Ω SOFR+0.74%, FRN,
4.860%, 03/19/27(*) .... 2,665 2,678,211
Ω SOFR+0.70%, FRN,
4.889%, 03/17/28(*) .... 1,593 1,601,818
2.500%, 05/23/29, MTN . EUR 100 115,122
Ω# 4.375%, 09/10/29 ...... 16,746 16,962,364
Ω SOFR+1.02%, FRN,
5.181%, 09/10/29(*) .... 2,329 2,357,752
Ω SOFR+0.83%, FRN,
5.046%, 08/28/30(*) .... 10,273 10,293,619
OP Corporate Bank PLC
0.375%, 12/08/28, MTN . EUR 3,000 3,227,310
0.625%, 11/12/29, MTN . EUR 576 609,091
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 220 264,075
Teollisuuden Voima OYJ
4.750%, 06/01/30, MTN . EUR 500 616,225
TOTAL FINLAND ......... 40,808,572
FRANCE — (4.0%)
Aeroports de Paris SA
2.750%, 04/02/30 ...... EUR 2,900 3,326,050
Agence Francaise de
Developpement EPIC
4.500%, 03/05/29, MTN . 10,000 10,136,842
Alstom SA
2.678%, 01/11/29 ...... EUR 200 212,359
Ayvens SA
3.875%, 07/16/29 ...... EUR 3,600 4,309,414
3.250%, 02/19/30 ...... EUR 1,800 2,102,404
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.478%, 07/13/26(*) .... 1,550 1,560,727
Ω SOFR+1.13%, FRN,
5.184%, 01/23/27(*) .... 2,210 2,224,685
Ω 4.753%, 07/13/27 ...... 405 408,980
Ω SOFRINDX+1.07%, FRN,
5.332%, 02/16/28(*) .... 9,195 9,257,695
Ω 5.790%, 07/13/28 ...... 2,495 2,593,491
Face
Amount^
Value†
(000)
FRANCE — (Continued)
Ω SOFR+0.99%, FRN,
5.060%, 10/16/28(*) .... 3,181 $ 3,195,154
2.625%, 11/06/29, MTN . EUR 2,900 3,313,118
Ω SOFRINDX+1.23%, FRN,
5.286%, 01/22/30(*) .... 2,425 2,444,479
5.538%, 01/22/30 ...... 19,559 20,356,456
Ω 5.538%, 01/22/30 ...... 1,266 1,318,337
BNP Paribas SA
Ω 3.500%, 11/16/27 ...... 500 492,627
1.875%, 12/14/27 ...... GBP 1,500 1,870,254
Ω 4.400%, 08/14/28 ...... 4,091 4,096,868
3.625%, 09/01/29, MTN . EUR 800 946,635
Bouygues SA
0.500%, 02/11/30 ...... EUR 300 314,263
BPCE SA
Ω 1.000%, 01/20/26 ...... 1,062 1,054,363
Ω 4.750%, 07/19/27 ...... 1,551 1,566,822
3.250%, 01/11/28, MTN . 2,000 1,960,787
Ω 3.250%, 01/11/28 ...... 2,150 2,107,846
Ω 5.125%, 01/18/28 ...... 2,818 2,870,356
4.375%, 07/13/28, MTN . EUR 1,800 2,169,564
Ω 5.281%, 05/30/29 ...... 1,000 1,030,762
Ω# 2.700%, 10/01/29 ...... 4,242 3,989,287
0.625%, 01/15/30 ...... EUR 1,400 1,478,886
3.125%, 09/05/30, MTN . EUR 10,300 11,950,699
Bpifrance SACA
0.050%, 09/26/29 ...... EUR 2,000 2,087,289
Caisse d'Amortissement de la
Dette Sociale
3.125%, 03/01/30, MTN . EUR 700 825,248
2.875%, 05/25/30, MTN . EUR 8,400 9,795,922
Caisse des Depots et
Consignations
3.000%, 05/25/29, MTN . EUR 2,000 2,345,003
Credit Agricole SA
Ω SOFR+1.29%, FRN,
5.465%, 07/05/26(*) .... 4,972 4,999,955
Ω 4.125%, 01/10/27 ...... 625 624,035
Ω SOFR+0.87%, FRN,
5.027%, 03/11/27(*) .... 13,350 13,402,935
Ω 5.301%, 07/12/28 ...... 4,909 5,046,045
# 5.301%, 07/12/28 ...... 800 822,334
1.750%, 03/05/29, MTN . EUR 500 558,019
1.000%, 07/03/29, MTN . EUR 1,100 1,198,156
4.125%, 03/07/30, MTN . EUR 1,200 1,461,418
Credit Mutuel Arkea SA
1.125%, 05/23/29, MTN . EUR 800 874,517
Edenred SE
3.250%, 08/27/30 ...... EUR 5,000 5,817,240
Electricite de France SA
4.500%, 09/21/28 ...... 2,000 2,010,210
4.625%, 04/26/30, MTN . EUR 300 371,453
Engie SA
3.625%, 01/11/30, MTN . EUR 200 237,943

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
French Republic Government
Bond OAT
Ω 2.750%, 02/25/30 ...... EUR 1,300 $ 1,512,883
Ω 2.500%, 05/25/30 ...... EUR 1,000 1,150,854
Gecina SA
1.625%, 03/14/30, MTN . EUR 500 549,708
ICADE
1.000%, 01/19/30 ...... EUR 800 839,753
JCDecaux SE
1.625%, 02/07/30 ...... EUR 300 328,241
Kering SA
1.875%, 05/05/30, MTN . EUR 600 662,960
Klepierre SA
2.000%, 05/12/29, MTN . EUR 400 449,016
LVMH Moet Hennessy Louis
Vuitton SE
3.375%, 02/05/30, MTN . EUR 200 238,325
Pernod Ricard SA
0.125%, 10/04/29, MTN . EUR 500 521,637
1.750%, 04/08/30 ...... EUR 1,000 1,102,234
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 700 741,991
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 680 791,248
4.875%, 10/02/29, MTN . EUR 420 513,476
3.375%, 06/06/30, MTN . EUR 5,196 6,023,718
SFIL SA
3.125%, 09/17/29, MTN . EUR 2,500 2,933,003
Societe Generale SA
Ω 4.000%, 01/12/27 ...... 1,803 1,794,220
Ω SOFR+1.10%, FRN,
5.351%, 02/19/27(*) .... 850 852,467
0.875%, 09/24/29, MTN . EUR 800 855,490
Ω 3.000%, 01/22/30 ...... 5,384 5,049,254
Suez SACA
2.375%, 05/24/30, MTN . EUR 2,200 2,475,516
TotalEnergies Capital Canada,
Ltd.
2.125%, 09/18/29, MTN . EUR 2,400 2,717,463
TotalEnergies Capital
International SA
3.455%, 02/19/29 ...... 2,996 2,940,205
2.829%, 01/10/30 ...... 10,789 10,275,801
Vinci SA
Ω 3.750%, 04/10/29 ...... 3,800 3,733,427
# 3.750%, 04/10/29 ...... 15,000 14,733,905
WEA Finance LLC
Ω 4.125%, 09/20/28 ...... 2,500 2,475,063
Ω 3.500%, 06/15/29 ...... 927 896,284
TOTAL FRANCE ......... 224,296,074
GERMANY — (4.5%)
Bayer AG
4.250%, 08/26/29, MTN . EUR 250 302,858
1.125%, 01/06/30 ...... EUR 2,300 2,464,928
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Bayer Capital Corp. BV
2.125%, 12/15/29 ...... EUR 100 $ 111,941
Bayer US Finance II LLC
Ω 4.250%, 12/15/25 ...... 350 349,833
Ω 4.375%, 12/15/28 ...... 18,762 18,696,246
4.375%, 12/15/28 ...... 3,000 2,989,922
Bayer US Finance LLC
Ω 6.250%, 01/21/29 ...... 5,384 5,655,549
BMW Finance NV
Ω 2.850%, 08/14/29 ...... 1,000 950,628
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.646%, 04/02/26(*) .... 3,995 3,999,195
Ω 1.250%, 08/12/26 ...... 173 169,203
Ω SOFRINDX+0.80%, FRN,
5.074%, 08/13/26(*) .... 1,141 1,144,928
Ω SOFRINDX+0.78%, FRN,
4.900%, 03/19/27(*) .... 295 296,032
Ω SOFRINDX+0.92%, FRN,
5.099%, 03/21/28(*) .... 1,350 1,356,980
Ω 3.750%, 04/12/28 ...... 1,750 1,737,293
Ω 3.950%, 08/14/28 ...... 700 697,555
Ω 4.900%, 04/02/29 ...... 6,300 6,428,833
Ω 3.625%, 04/18/29 ...... 1,525 1,495,742
Ω 4.650%, 08/13/29 ...... 13,308 13,502,307
Ω 5.050%, 03/21/30 ...... 4,633 4,757,577
Ω 4.150%, 04/09/30 ...... 2,680 2,662,313
Ω 4.500%, 08/11/30 ...... 6,713 6,739,933
Continental AG
3.500%, 10/01/29, MTN . EUR 1,010 1,196,190
Daimler Truck Finance North
America LLC
Ω SOFR+0.96%, FRN,
5.139%, 09/25/27(*) .... 2,875 2,886,098
Ω 5.125%, 01/19/28 ...... 5,301 5,394,975
Ω 5.400%, 09/20/28 ...... 4,510 4,645,966
Ω 2.375%, 12/14/28 ...... 1,628 1,536,289
Ω 5.125%, 09/25/29 ...... 4,327 4,434,277
Ω 5.250%, 01/13/30 ...... 4,554 4,681,975
Daimler Truck International
Finance BV
3.875%, 06/19/29, MTN . EUR 700 841,003
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 200 224,396
Deutsche Bank AG
1.686%, 03/19/26 ...... 91 90,126
5.371%, 09/09/27 ...... 171 175,325
5.414%, 05/10/29 ...... 21,145 21,975,883
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 200 240,289
Deutsche Post AG
3.000%, 03/24/30, MTN . EUR 1,035 1,210,549
E.ON SE
3.125%, 03/05/30, MTN . EUR 540 635,100

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
EnBW International Finance BV
3.000%, 05/20/29, MTN . EUR 1,700 $ 1,986,019
Fresenius Medical Care US
Finance III, Inc.
Ω 3.750%, 06/15/29 ...... 7,000 6,819,183
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 1,000 1,246,105
Grand City Properties SA
4.375%, 01/09/30, MTN . EUR 500 601,753
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 8,309 9,764,801
Knorr- Bremse AG
3.000%, 09/30/29, MTN . EUR 800 931,904
Kreditanstalt fuer Wiederaufbau
4.200%, 02/08/29, MTN . AUD 13,800 9,092,915
Landwirtschaftliche Rentenbank
4.000%, 01/19/28, MTN . AUD 1,500 984,118
3.250%, 04/12/28, MTN . AUD 1,100 708,991
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.67%, FRN,
4.761%, 01/09/26(*) .... 700 700,394
Ω SOFR+0.63%, FRN,
4.676%, 07/31/26(*) .... 1,950 1,952,890
Ω SOFR+0.78%, FRN,
4.877%, 04/01/27(*) .... 200 200,887
Ω SOFR+0.85%, FRN,
5.113%, 11/15/27(*) .... 720 724,921
Ω SOFR+0.93%, FRN,
5.108%, 03/31/28(*) .... 1,387 1,391,785
5.100%, 08/03/28 ...... 5,000 5,127,014
Ω 4.850%, 01/11/29 ...... 1,415 1,443,118
Ω 4.300%, 02/22/29 ...... 200 200,507
Ω 4.800%, 08/01/29 ...... 5,011 5,107,401
Ω 3.100%, 08/15/29 ...... 193 185,073
Ω# 5.100%, 11/15/29 ...... 18,634 19,232,581
Ω# 5.000%, 04/01/30 ...... 1,175 1,204,199
Siemens
Financieringsmaatschappij NV
Ω 6.125%, 08/17/26 ...... 2 2,035
Ω 1.700%, 03/11/28 ...... 14,982 14,264,381
Sixt SE
3.250%, 01/22/30, MTN . EUR 600 699,914
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 477 500,248
State of Saxony-Anhalt
2.450%, 02/13/30 ...... EUR 200 230,837
T-Mobile USA, Inc.
4.200%, 10/01/29 ...... 157 156,930
3.875%, 04/15/30 ...... 1,750 1,714,123
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 600 707,518
Volkswagen Group of America
Finance LLC
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω SOFR+0.83%, FRN,
4.946%, 03/20/26(*) .... 3,298 $ 3,300,935
Ω SOFR+1.06%, FRN,
5.327%, 08/14/26(*) .... 742 744,929
Ω SOFR+1.06%, FRN,
5.168%, 03/25/27(*) .... 359 359,920
Ω 4.350%, 06/08/27 ...... 359 358,757
Ω 5.650%, 09/12/28 ...... 1,830 1,886,245
Ω 4.750%, 11/13/28 ...... 1,532 1,543,684
Ω 6.200%, 11/16/28 ...... 570 597,108
Ω 5.250%, 03/22/29 ...... 6,468 6,599,702
Ω 4.600%, 06/08/29 ...... 4,466 4,475,689
Ω 4.950%, 08/15/29 ...... 5,767 5,833,047
Ω 5.350%, 03/27/30 ...... 5,861 6,011,631
Ω 3.750%, 05/13/30 ...... 2,483 2,394,519
TOTAL GERMANY ....... 248,666,948
IRELAND — (0.2%)
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
1.750%, 01/30/26 ...... 400 397,486
2.450%, 10/29/26 ...... 718 706,935
3.650%, 07/21/27 ...... 1,124 1,113,737
4.625%, 10/15/27 ...... 700 705,213
3.875%, 01/23/28 ...... 1,300 1,290,093
5.750%, 06/06/28 ...... 927 959,048
3.000%, 10/29/28 ...... 1,860 1,795,964
4.625%, 09/10/29 ...... 4,527 4,565,075
TOTAL IRELAND ......... 11,533,551
ITALY — (0.9%)
Autostrade per l'Italia SpA
1.875%, 09/26/29, MTN . EUR 460 514,417
Banco BPM SpA
3.375%, 01/21/30, MTN . EUR 1,620 1,907,311
Enel Finance International NV
Ω 3.500%, 04/06/28 ...... 1,482 1,457,687
Eni SpA
4.750%, 09/12/28 ...... 6,770 6,860,158
Ω 4.750%, 09/12/28 ...... 11,940 12,101,843
0.625%, 01/23/30, MTN . EUR 1,900 2,011,209
Eni USA, Inc.
7.300%, 11/15/27 ...... 6,484 6,859,065
Iccrea Banca SpA
3.375%, 01/30/30, MTN . EUR 540 633,532
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 ...... 700 700,868
Ω 3.875%, 01/12/28 ...... 250 247,310
Ω 4.000%, 09/23/29 ...... 500 491,510
5.250%, 01/13/30, MTN . EUR 2,860 3,620,843
Italgas SpA
2.875%, 03/06/30, MTN . EUR 200 231,178
Snam SpA
2.552%, 12/07/28, MTN . EUR 290 309,723
4.000%, 11/27/29, MTN . EUR 1,300 1,571,633

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
ITALY — (Continued)
Var Energi ASA
Ω 5.875%, 05/22/30 ...... 7,500 $ 7,804,346
TOTAL ITALY ........... 47,322,633
JAPAN — (5.2%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 ...... 10,450 9,792,159
1.300%, 02/10/28 ...... 200 187,410
Aircastle , Ltd.
Ω 2.850%, 01/26/28 ...... 400 386,380
Ω 6.500%, 07/18/28 ...... 1,873 1,967,613
Ω 5.950%, 02/15/29 ...... 10,642 11,082,095
American Honda Finance Corp.
SOFR+0.71%, FRN,
4.791%, 01/09/26(*) .... 827 827,587
SOFR+0.50%, FRN,
4.579%, 01/12/26(*), MTN 370 370,171
SOFR+0.55%, FRN,
4.836%, 05/11/26(*) .... 500 500,288
SOFR+0.55%, FRN,
4.790%, 05/21/26(*), MTN 782 782,799
SOFR+0.65%, FRN,
4.726%, 07/15/26(*) .... 394 394,425
SOFRINDX+0.72%, FRN,
4.812%, 10/05/26(*) .... 2,438 2,443,946
SOFR+0.62%, FRN,
4.783%, 12/11/26(*), MTN 283 283,363
SOFR+0.77%, FRN,
4.923%, 03/12/27(*) .... 4,832 4,840,860
SOFR+0.87%, FRN,
4.951%, 07/09/27(*) .... 1,529 1,536,523
SOFR+0.71%, FRN,
4.791%, 07/09/27(*) .... 1,827 1,829,024
SOFR+0.72%, FRN,
4.776%, 10/22/27(*) .... 2,634 2,636,617
SOFR+0.82%, FRN,
5.056%, 03/03/28(*) .... 6,295 6,301,998
SOFR+0.90%, FRN,
5.099%, 09/01/28(*) .... 150 150,436
2.250%, 01/12/29, MTN . 1,406 1,325,410
4.900%, 03/13/29 ...... 1,034 1,056,835
4.400%, 09/05/29 ...... 9,570 9,640,102
4.800%, 03/05/30 ...... 5,271 5,374,795
4.600%, 04/17/30 ...... 1,683 1,700,105
4.500%, 09/04/30, MTN . 6,730 6,745,987
5.850%, 10/04/30 ...... 1,650 1,755,340
Aviation Capital Group LLC
6.750%, 10/25/28 ...... 2,300 2,440,891
Ω 5.375%, 07/15/29 ...... 6,445 6,593,045
5.375%, 07/15/29 ...... 5,000 5,114,853
Ω 5.125%, 04/10/30 ...... 2,612 2,651,435
Ω 4.800%, 10/24/30 ...... 1,300 1,298,722
JT International Financial
Services BV
3.875%, 09/28/28, MTN . 5,000 4,954,758
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 619 $ 612,513
3.195%, 07/18/29 ...... 2,351 2,267,802
2.559%, 02/25/30 ...... 4,191 3,912,804
2.048%, 07/17/30 ...... 5,950 5,380,053
Mizuho Financial Group, Inc.
3.477%, 04/12/26 ...... 300 299,053
2.839%, 09/13/26 ...... 188 186,126
0.402%, 09/06/29, MTN . EUR 6,000 6,352,496
0.797%, 04/15/30, MTN . EUR 3,550 3,742,361
Nomura Holdings, Inc.
2.329%, 01/22/27 ...... 1,102 1,076,936
SOFR+1.25%, FRN,
5.356%, 07/02/27(*) .... 3,448 3,475,811
5.842%, 01/18/28 ...... 500 516,447
6.070%, 07/12/28 ...... 678 708,837
2.172%, 07/14/28 ...... 2,905 2,750,799
2.710%, 01/22/29 ...... 400 380,838
5.605%, 07/06/29 ...... 450 468,320
3.103%, 01/16/30 ...... 8,910 8,432,980
3.459%, 05/28/30, MTN . EUR 6,100 7,154,538
4.904%, 07/01/30 ...... 3,592 3,641,722
2.679%, 07/16/30 ...... 1,178 1,085,450
NTT Finance Corp.
Ω 1.591%, 04/03/28 ...... 695 654,130
Ω 5.110%, 07/02/29 ...... 1,150 1,184,183
0.342%, 03/03/30 ...... EUR 300 311,899
Ω SOFR+1.31%, FRN,
5.389%, 07/16/30(*) .... 950 967,197
Ω 4.876%, 07/16/30 ...... 4,811 4,902,028
ORIX Corp.
# 5.000%, 09/13/27 ...... 2,377 2,415,939
3.780%, 05/29/29, MTN . EUR 1,000 1,185,604
4.650%, 09/10/29 ...... 11,673 11,839,347
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 7,891 7,903,898
Ω 3.400%, 01/15/30 ...... 2,790 2,678,084
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.30%, FRN,
5.383%, 07/13/26(*) .... 1,825 1,837,684
SOFR+0.88%, FRN,
4.962%, 01/14/27(*) .... 400 402,124
# 5.520%, 01/13/28 ...... 500 515,814
3.544%, 01/17/28 ...... 800 791,488
# 5.800%, 07/13/28 ...... 400 417,806
3.944%, 07/19/28 ...... 239 238,580
5.716%, 09/14/28 ...... 844 880,087
1.902%, 09/17/28 ...... 1,600 1,504,605
2.472%, 01/14/29 ...... 590 562,054
5.316%, 07/09/29 ...... 3,333 3,454,144
SOFR+1.17%, FRN,
5.261%, 07/09/29(*) .... 6,960 7,030,979

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
3.040%, 07/16/29 ...... 13,481 $ 12,927,886
2.724%, 09/27/29 ...... 500 473,706
5.710%, 01/13/30 ...... 4,866 5,130,227
2.750%, 01/15/30 ...... 5,168 4,857,981
SOFR+1.05%, FRN,
5.131%, 04/15/30(*) .... 2,799 2,808,066
5.240%, 04/15/30 ...... 1,931 2,004,921
2.130%, 07/08/30 ...... 2,875 2,609,008
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+1.15%, FRN,
5.308%, 09/14/26(*) .... 2,829 2,847,619
Ω 1.350%, 09/16/26 ...... 338 330,163
Ω SOFR+0.98%, FRN,
5.164%, 09/10/27(*) .... 8,031 8,111,768
Ω SOFR+0.75%, FRN,
4.973%, 09/11/28(*) .... 500 501,070
Ω 5.550%, 09/14/28 ...... 2,947 3,066,749
Ω 5.200%, 03/07/29 ...... 5,132 5,290,161
Ω 4.500%, 09/10/29 ...... 1,209 1,221,122
Ω SOFR+0.99%, FRN,
5.151%, 03/13/30(*) .... 2,050 2,074,354
Ω 4.700%, 03/13/30 ...... 852 867,333
Takeda Pharmaceutical Co.,
Ltd.
2.050%, 03/31/30 ...... 1,578 1,437,737
Toyota Finance Australia, Ltd.
3.386%, 03/18/30, MTN . EUR 2,892 3,412,950
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.742%, 01/05/26(*), MTN 365 365,286
SOFR+0.45%, FRN,
4.713%, 05/15/26(*) .... 2,100 2,101,450
SOFRINDX+0.89%, FRN,
5.150%, 05/18/26(*) .... 3,815 3,827,951
SOFR+0.77%, FRN,
5.064%, 08/07/26(*) .... 107 107,428
SOFR+0.65%, FRN,
4.770%, 03/19/27(*), MTN 11,733 11,780,516
4.650%, 01/05/29, MTN . 717 731,150
5.050%, 05/16/29 ...... 906 934,923
4.550%, 08/09/29 ...... 1,126 1,144,162
4.950%, 01/09/30 ...... 925 953,381
2.150%, 02/13/30, MTN . 1,562 1,444,334
3.375%, 04/01/30, MTN . 4,279 4,151,666
4.800%, 05/15/30 ...... 2,119 2,172,745
4.550%, 05/17/30, MTN . 1,156 1,176,446
TOTAL JAPAN ........... 291,953,791
LUXEMBOURG — (0.2%)
ArcelorMittal SA
4.550%, 03/11/26 ...... 414 413,778
6.550%, 11/29/27 ...... 1,752 1,821,923
3.125%, 12/13/28, MTN . EUR 1,320 1,536,786
Eurofins Scientific SE
Face
Amount^
Value†
(000)
LUXEMBOURG — (Continued)
4.000%, 07/06/29 ...... EUR 300 $ 358,052
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 200 240,412
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 3,620 3,889,382
Vier Gas Transport GmbH
0.125%, 09/10/29, MTN . EUR 800 833,273
TOTAL LUXEMBOURG .... 9,093,606
NETHERLANDS — (2.9%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.838%, 07/07/28(*) .... 11,114 11,133,944
0.500%, 09/23/29, MTN . EUR 800 846,084
4.250%, 02/21/30, MTN . EUR 4,300 5,238,142
SOFRINDX+0.95%, FRN,
5.066%, 06/20/30(*) .... 300 300,751
BNG Bank NV
Ω SOFRINDX+1.00%, FRN,
5.032%, 08/05/26(*) .... 260 261,459
3.300%, 07/17/28, MTN . AUD 18,983 12,191,880
3.300%, 04/26/29, MTN . AUD 1,700 1,082,737
4.750%, 02/01/30 ...... 10,000 10,365,169
Ω 4.750%, 02/01/30 ...... 15,000 15,556,350
2.500%, 05/21/30, MTN . EUR 900 1,038,962
Cooperatieve Rabobank UA
SOFRINDX+0.62%, FRN,
4.836%, 08/28/26(*) .... 5,351 5,364,913
SOFRINDX+0.90%, FRN,
4.992%, 10/05/26(*) .... 7,125 7,162,132
SOFRINDX+0.71%, FRN,
4.894%, 03/05/27(*) .... 1,435 1,442,622
SOFR+0.59%, FRN,
4.808%, 05/27/27(*) .... 360 361,346
SOFR+0.60%, FRN,
4.662%, 01/21/28(*) .... 3,109 3,112,994
BBSW3M+1.15%, FRN,
4.722%, 11/21/28(*), MTN AUD 1,000 663,954
5.051%, 02/26/29, MTN . AUD 15,000 10,032,274
SOFRINDX+0.89%, FRN,
4.958%, 10/17/29(*) .... 6,490 6,532,826
4.494%, 10/17/29 ...... 19,854 20,202,397
CTP NV
1.250%, 06/21/29, MTN . EUR 11,100 12,077,409
ING Groep NV
Ω 4.625%, 01/06/26 ...... 2,434 2,435,003
2.000%, 09/20/28, MTN . EUR 2,000 2,282,812
4.550%, 10/02/28 ...... 6,978 7,053,717
4.050%, 04/09/29 ...... 9,601 9,533,113
Koninklijke KPN NV
8.375%, 10/01/30 ...... 154 180,325
Nederlandse Waterschapsbank
NV
3.450%, 07/17/28, MTN . AUD 17,500 11,280,319
2.500%, 05/22/30, MTN . EUR 2,972 3,431,232

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
Stedin Holding NV
0.500%, 11/14/29, MTN . EUR 2,160 $ 2,287,114
TOTAL NETHERLANDS ... 163,451,980
NEW ZEALAND — (0.9%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 4,200 2,274,381
New Zealand Government Bond
4.500%, 05/15/30 ...... NZD 67,800 40,832,119
New Zealand Local Government
Funding Agency Bond
4.700%, 08/01/28, MTN . AUD 8,000 5,319,175
1.500%, 04/20/29 ...... NZD 1,200 648,026
4.500%, 05/15/30 ...... NZD 5,000 2,981,310
TOTAL NEW ZEALAND .... 52,055,011
NORWAY — (1.2%)
Aker BP ASA
Ω 5.600%, 06/13/28 ...... 6,132 6,312,355
Ω 3.750%, 01/15/30 ...... 26,780 25,834,989
Equinor ASA
3.125%, 04/06/30 ...... 1,368 1,313,866
2.375%, 05/22/30 ...... 5,890 5,476,874
4.500%, 09/03/30 ...... 1,560 1,585,354
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
5.153%, 06/17/26(*) .... 6,810 6,840,908
4.350%, 01/18/28, MTN . AUD 8,140 5,373,307
Ω SOFRINDX+0.40%, FRN,
4.616%, 03/03/28(*) .... 7,250 7,263,773
3.400%, 07/24/28, MTN . AUD 1,400 901,225
3.625%, 09/04/29, MTN . 2,000 1,988,426
Statnett SF
1.250%, 04/26/30, MTN . EUR 2,600 2,800,807
TOTAL NORWAY ........ 65,691,884
SINGAPORE — (0.0%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.730%, 03/21/28(*) .... 1,530 1,536,262
Ω SOFR+0.65%, FRN,
4.780%, 03/21/30(*) .... 210 210,917
TOTAL SINGAPORE ...... 1,747,179
SPAIN — (1.1%)
Abertis Infraestructuras SA
3.125%, 07/07/30, MTN . EUR 3,000 3,468,539
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 5,000 5,957,696
Amadeus IT Group SA
3.375%, 03/25/30, MTN . EUR 200 234,959
Avangrid , Inc.
3.800%, 06/01/29 ...... 600 590,125
Banco Bilbao Vizcaya
Argentaria SA
5.381%, 03/13/29 ...... 14,800 15,306,225
Face
Amount^
Value†
(000)
SPAIN — (Continued)
4.375%, 10/14/29, MTN . EUR 400 $ 491,160
3.625%, 06/07/30 ...... EUR 200 239,235
Banco Santander SA
5.588%, 08/08/28 ...... 4,395 4,554,492
6.607%, 11/07/28 ...... 1,600 1,708,332
3.875%, 04/22/29, MTN . EUR 5,400 6,459,601
# 3.306%, 06/27/29 ...... 1,200 1,162,374
# 5.565%, 01/17/30 ...... 4,200 4,376,159
3.490%, 05/28/30 ...... 3,200 3,078,766
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 3,300 3,956,614
Colonial SFL Socimi SA
3.250%, 01/22/30, MTN . EUR 100 116,394
Criteria Caixa SA
3.500%, 10/02/29 ...... EUR 1,900 2,244,730
New York State Electric & Gas
Corp.
Ω 5.650%, 08/15/28 ...... 4,325 4,493,169
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 1,100 1,290,575
Telefonica Europe BV
8.250%, 09/15/30 ...... 2,252 2,595,326
TOTAL SPAIN ........... 62,324,471
SUPRANATIONAL — (5.3%)
African Development Bank
3.350%, 08/08/28, MTN . AUD 7,830 5,041,447
3.500%, 09/18/29 ...... 240 238,058
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.157%, 06/16/26(*) .... 84 84,409
SOFRINDX+1.00%, FRN,
5.237%, 08/27/26(*) .... 2,755 2,773,844
SOFRINDX+1.00%, FRN,
5.098%, 04/06/27(*) .... 2,138 2,160,558
SOFRINDX+0.30%, FRN,
4.430%, 06/20/28(*) .... 5,335 5,333,966
3.300%, 08/08/28, MTN . AUD 2,000 1,287,268
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.301%, 04/15/26(*) .... 450 450,212
Ω SOFRINDX+0.62%, FRN,
4.901%, 08/16/27(*) .... 1,015 1,021,233
SOFRINDX+0.62%, FRN,
4.901%, 08/16/27(*) .... 87 87,534
Council Of Europe Development
Bank
4.125%, 01/24/29 ...... 595 602,722
0.050%, 01/21/30, MTN . EUR 200 208,869
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
3.350%, 05/21/29, MTN . AUD 8,600 5,480,753

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.267%, 04/14/26(*) .... 3,435 $ 3,434,416
SOFRINDX+0.33%, FRN,
4.593%, 02/20/28(*) .... 10,825 10,835,377
4.125%, 01/25/29 ...... 205 207,736
SOFRINDX+0.30%, FRN,
4.562%, 02/16/29(*) .... 13,374 13,361,546
SOFRINDX+0.42%, FRN,
4.488%, 07/22/30(*) .... 17,611 17,634,360
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 119,091
European Investment Bank
SOFRINDX+0.32%, FRN,
4.609%, 08/14/29(*) .... 395 395,276
4.000%, 04/15/30, MTN . EUR 1,000 1,232,997
European Union
2.875%, 10/05/29 ...... EUR 1,500 1,764,538
1.625%, 12/04/29, MTN . EUR 2,000 2,242,892
Inter-American Development
Bank
SOFRINDX+0.20%, FRN,
4.499%, 02/10/26(*) .... 747 746,978
SOFRINDX+0.17%, FRN,
4.327%, 09/16/26(*) .... 6,677 6,677,200
SOFRINDX+0.28%, FRN,
4.363%, 04/12/27(*) .... 6,189 6,194,416
SOFRINDX+0.35%, FRN,
4.450%, 10/04/27(*) .... 11,685 11,704,741
SOFRINDX+0.27%, FRN,
4.400%, 03/20/28(*) .... 8,040 8,035,532
1.000%, 08/04/28, MTN . AUD 5,693 3,446,033
SOFRINDX+0.35%, FRN,
4.450%, 10/05/28(*) .... 13,203 13,214,202
SOFRINDX+0.30%, FRN,
4.585%, 02/15/29(*) .... 5,153 5,144,240
SOFRINDX+0.37%, FRN,
4.408%, 08/01/29(*) .... 22,226 22,230,748
3.500%, 09/14/29 ...... 601 596,582
SOFRINDX+0.39%, FRN,
4.551%, 03/13/30(*) .... 16,194 16,178,579
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
4.342%, 06/15/26(*) .... 442 442,287
SOFRINDX+0.31%, FRN,
4.434%, 09/23/26(*) .... 9,458 9,464,819
SOFRINDX+0.37%, FRN,
4.453%, 01/12/27(*) .... 4,851 4,857,812
SOFRINDX+0.28%, FRN,
4.526%, 02/23/27(*) .... 542 542,629
SOFRINDX+0.27%, FRN,
4.431%, 06/15/27(*) .... 4,150 4,152,578
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.43%, FRN,
4.697%, 08/19/27(*) .... 8,960 $ 8,993,510
SOFRINDX+0.28%, FRN,
4.554%, 11/18/27(*) .... 3,680 3,683,609
SOFRINDX+0.30%, FRN,
4.585%, 05/15/28(*) .... 22,908 22,924,552
SOFRINDX+0.29%, FRN,
4.541%, 11/22/28(*) .... 7,345 7,332,660
SOFRINDX+0.30%, FRN,
4.362%, 01/24/29(*) .... 7,720 7,701,787
International Development
Association
Ω# 4.375%, 11/27/29 ...... 500 511,470
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.437%, 03/16/26(*) .... 1,065 1,065,309
SOFRINDX+0.27%, FRN,
4.319%, 07/30/27(*), MTN 6,383 6,386,555
0.750%, 05/24/28, MTN . AUD 1,000 604,682
SOFRINDX+0.31%, FRN,
4.550%, 08/28/28(*), MTN 28,571 28,574,865
4.600%, 10/19/28 ...... AUD 3,000 2,001,074
3.150%, 06/26/29, MTN . AUD 5,000 3,176,304
SOFRINDX+0.36%, FRN,
4.595%, 08/28/29(*) .... 5,077 5,074,313
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
5.297%, 05/12/26(*) .... 1,740 1,747,367
4.100%, 06/08/28 ...... AUD 5,000 3,275,451
TOTAL SUPRANATIONAL . 292,681,986
SWEDEN — (1.8%)
Autoliv , Inc.
3.625%, 08/07/29, MTN . EUR 1,380 1,635,245
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 100 106,465
Electrolux AB
2.500%, 05/18/30, MTN . EUR 2,200 2,461,164
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 3,400 3,987,988
Securitas Treasury Ireland DAC
3.875%, 02/23/30, MTN . EUR 500 596,066
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
5.074%, 03/05/27(*) .... 4,266 4,296,156
Ω SOFR+0.75%, FRN,
4.990%, 06/02/28(*) .... 2,545 2,556,180
4.375%, 11/06/28, MTN . EUR 4,250 5,161,361
Ω 5.375%, 03/05/29 ...... 2,025 2,095,858
0.625%, 11/12/29, MTN . EUR 210 222,509
3.375%, 03/19/30, MTN . EUR 6,500 7,653,877
Svensk Exportkredit AB

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SWEDEN — (Continued)
SOFRINDX+1.00%, FRN,
5.039%, 08/03/26(*) .... 11,547 $ 11,613,860
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.398%, 06/15/26(*) .... 2,100 2,113,903
Ω SOFR+0.66%, FRN,
4.876%, 05/28/27(*) .... 6,400 6,426,145
5.000%, 03/02/28, MTN . AUD 5,000 3,326,907
BBSW3M+1.05%, FRN,
4.624%, 03/02/28(*), MTN AUD 6,000 3,963,889
Ω SOFR+0.74%, FRN,
4.974%, 05/23/28(*) .... 3,424 3,444,028
Ω 5.500%, 06/15/28 ...... 8,962 9,266,949
5.500%, 06/15/28 ...... 1,000 1,034,027
1.375%, 02/23/29, MTN . EUR 200 221,533
2.625%, 09/05/29 ...... EUR 2,000 2,314,357
Swedbank AB
3.750%, 11/14/25, MTN . EUR 2,000 2,309,384
2.875%, 04/30/29, MTN . EUR 1,100 1,275,329
3.250%, 09/24/29, MTN . EUR 5,540 6,508,295
Ω SOFR+1.03%, FRN,
5.274%, 11/20/29(*) .... 6,503 6,577,385
Tele2 AB
3.750%, 11/22/29, MTN . EUR 500 596,585
Volvo Treasury AB
3.125%, 02/08/29, MTN . EUR 2,200 2,573,090
3.125%, 08/26/29, MTN . EUR 3,850 4,500,834
TOTAL SWEDEN ......... 98,839,369
SWITZERLAND — (0.1%)
ABB Finance BV
2.707%, 01/19/30, MTN . EUR 2,200 2,269,570
Sandoz Finance BV
3.250%, 09/12/29 ...... EUR 500 587,266
4.220%, 04/17/30 ...... EUR 300 365,375
Sika Capital BV
3.750%, 05/03/30 ...... EUR 850 1,019,451
Swiss Life Finance I AG
3.250%, 08/31/29 ...... EUR 300 351,482
Tyco Electronics Group SA
4.625%, 02/01/30 ...... 500 508,419
UBS AG
1.250%, 06/01/26 ...... 50 49,168
5.650%, 09/11/28 ...... 575 600,464
UBS Group AG
Ω 4.125%, 04/15/26 ...... 601 601,025
TOTAL SWITZERLAND .... 6,352,220
UNITED KINGDOM — (3.2%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 2,230 2,181,482
AstraZeneca PLC
4.000%, 01/17/29 ...... 167 166,867
Barclays PLC
4.375%, 01/12/26 ...... 650 649,938
BAT Capital Corp.
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
# 2.259%, 03/25/28 ...... 1,246 $ 1,191,841
3.462%, 09/06/29 ...... 300 291,155
6.343%, 08/02/30 ...... 1,048 1,129,378
BAT International Finance PLC
1.668%, 03/25/26 ...... 51 50,472
4.448%, 03/16/28 ...... 3,751 3,771,768
5.931%, 02/02/29 ...... 5,000 5,246,800
3.125%, 03/06/29, MTN . EUR 2,000 2,330,747
2.250%, 01/16/30, MTN . EUR 7,170 8,051,855
British Telecommunications
PLC
Ω 3.250%, 11/08/29 ...... 250 239,548
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 500 522,554
CK Hutchison Europe Finance
21, Ltd.
0.750%, 11/02/29 ...... EUR 1,000 1,060,402
CK Hutchison International 23,
Ltd.
Ω# 4.750%, 04/21/28 ...... 5,000 5,074,160
Diageo Capital PLC
2.000%, 04/29/30 ...... 2,129 1,942,434
HSBC Holdings PLC
4.950%, 03/31/30 ...... 10,441 10,702,046
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.149%, 03/04/27(*) .... 8,236 8,284,263
SOFR+0.97%, FRN,
5.169%, 06/03/28(*) .... 6,493 6,538,969
Imperial Brands Finance PLC
Ω 5.500%, 02/01/30 ...... 4,201 4,354,564
Lloyds Bank Corporate Markets
PLC
3.250%, 03/24/30, MTN . EUR 1,060 1,246,660
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 2,316 2,326,042
4.550%, 08/16/28 ...... 1,049 1,059,342
LSEGA Financing PLC
Ω 1.375%, 04/06/26 ...... 1,077 1,064,318
1.375%, 04/06/26 ...... 425 419,995
Ω 2.000%, 04/06/28 ...... 1,200 1,142,133
Motability Operations Group
PLC
3.625%, 07/24/29, MTN . EUR 8,000 9,477,926
4.000%, 01/17/30, MTN . EUR 900 1,078,523
National Grid North America,
Inc.
3.247%, 11/25/29, MTN . EUR 1,900 2,226,166
3.150%, 06/03/30, MTN . EUR 1,100 1,280,380
National Grid PLC
0.553%, 09/18/29, MTN . EUR 600 635,210
Nationwide Building Society
Ω 1.500%, 10/13/26 ...... 2,753 2,689,820
Ω 5.127%, 07/29/29 ...... 21,133 21,769,234
3.250%, 09/05/29, MTN . EUR 4,800 5,637,381

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
3.000%, 03/03/30, MTN . EUR 6,038 $ 7,019,379
NatWest Group PLC
4.800%, 04/05/26 ...... 802 803,793
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.162%, 05/17/27(*) .... 2,670 2,683,162
Ω SOFR+0.95%, FRN,
5.129%, 03/21/28(*) .... 3,565 3,583,415
5.899%, 08/23/28, MTN . AUD 1,950 1,324,697
Ω# SOFR+1.14%, FRN,
5.402%, 05/17/29(*) .... 9,580 9,670,715
3.125%, 01/10/30, MTN . EUR 10,564 12,338,677
Ω SOFR+1.19%, FRN,
5.306%, 03/21/30(*) .... 675 681,536
Reckitt Benckiser Treasury
Services PLC
3.625%, 06/20/29, MTN . EUR 13,400 15,961,173
RELX Capital, Inc.
4.000%, 03/18/29 ...... 700 696,551
4.750%, 03/27/30 ...... 550 561,093
SSE PLC
2.875%, 08/01/29, MTN . EUR 6,960 8,093,563
WPP Finance 2013
3.625%, 09/12/29, MTN . EUR 120 141,263
TOTAL UNITED KINGDOM . 179,393,390
UNITED STATES — (47.4%)
3M Co.
# 3.625%, 09/14/28, MTN . 7,872 7,789,754
# 3.375%, 03/01/29, MTN . 3,506 3,423,961
2.375%, 08/26/29 ...... 1,787 1,677,807
4.800%, 03/15/30 ...... 5,715 5,848,956
3.050%, 04/15/30 ...... 1,759 1,679,255
1.750%, 05/15/30, MTN . EUR 150 164,801
Abbott Laboratories
1.150%, 01/30/28 ...... 3,000 2,835,850
# 1.400%, 06/30/30 ...... 6,588 5,888,110
AbbVie, Inc.
3.200%, 11/21/29 ...... 657 634,634
4.875%, 03/15/30 ...... 1,063 1,095,019
Accenture Capital, Inc.
4.050%, 10/04/29 ...... 45,143 45,084,547
AEP Texas, Inc.
2.100%, 07/01/30 ...... 100 90,743
AES Corp. (The)
1.375%, 01/15/26 ...... 1,627 1,616,758
5.450%, 06/01/28 ...... 1,085 1,104,093
Ω 3.950%, 07/15/30 ...... 3,080 2,979,976
Air Products and Chemicals,
Inc.
2.050%, 05/15/30 ...... 2,850 2,609,040
Albemarle New Holding GmbH
1.625%, 11/25/28 ...... EUR 400 447,915
Allegion PLC
3.500%, 10/01/29 ...... 202 195,519
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Allstate Corp. (The)
5.050%, 06/24/29 ...... 8,807 $ 9,060,678
Ally Financial, Inc.
2.200%, 11/02/28 ...... 6,245 5,831,541
Alphabet, Inc.
4.000%, 05/15/30 ...... 210 210,781
1.100%, 08/15/30 ...... 3,771 3,307,721
Altria Group, Inc.
# 3.400%, 05/06/30 ...... 125 120,108
Amazon.com, Inc.
1.650%, 05/12/28 ...... 3,588 3,400,050
# 4.650%, 12/01/29 ...... 1,134 1,162,798
1.500%, 06/03/30 ...... 3,378 3,028,747
Amcor Finance USA, Inc.
3.625%, 04/28/26 ...... 1,426 1,420,527
4.500%, 05/15/28 ...... 1,700 1,707,536
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 501 463,362
Amdocs, Ltd.
2.538%, 06/15/30 ...... 1,000 917,608
Ameren Corp.
3.650%, 02/15/26 ...... 156 155,692
American Electric Power Co.,
Inc.
1.000%, 11/01/25 ...... 233 233,000
2.300%, 03/01/30 ...... 2,563 2,354,939
American Express Co.
SOFR+0.76%, FRN,
5.034%, 02/13/26(*) .... 1,132 1,132,795
SOFRINDX+0.65%, FRN,
4.679%, 11/04/26(*) .... 9,377 9,414,918
American Medical Systems
Europe BV
3.375%, 03/08/29 ...... EUR 1,200 1,418,139
American Tower Corp.
2.750%, 01/15/27 ...... 409 402,147
1.500%, 01/31/28 ...... 275 259,423
5.250%, 07/15/28 ...... 4,225 4,338,329
5.200%, 02/15/29 ...... 3,900 4,002,028
0.875%, 05/21/29 ...... EUR 190 204,955
3.800%, 08/15/29 ...... 949 931,646
2.900%, 01/15/30 ...... 2,494 2,354,458
5.000%, 01/31/30 ...... 8,050 8,245,801
2.100%, 06/15/30 ...... 200 180,724
American Water Capital Corp.
3.450%, 06/01/29 ...... 2,417 2,363,433
# 2.800%, 05/01/30 ...... 4,222 3,982,551
Ameriprise Financial, Inc.
5.700%, 12/15/28 ...... 3,800 3,974,106
Amphenol Corp.
5.050%, 04/05/29 ...... 4,600 4,735,119
4.350%, 06/01/29 ...... 750 755,490
2.800%, 02/15/30 ...... 1,681 1,590,541

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Analog Devices, Inc.
4.500%, 06/15/30 ...... 565 $ 573,397
Aon Corp.
3.750%, 05/02/29 ...... 5,690 5,614,339
2.800%, 05/15/30 ...... 2,640 2,482,084
Aon Global, Ltd.
3.875%, 12/15/25 ...... 51 50,974
Apple, Inc.
1.200%, 02/08/28 ...... 932 881,371
4.000%, 05/10/28 ...... 2,600 2,613,441
1.400%, 08/05/28 ...... 14,460 13,574,869
3.250%, 08/08/29 ...... 2,264 2,219,370
2.200%, 09/11/29 ...... 5,743 5,399,503
# 1.650%, 05/11/30 ...... 5,994 5,427,844
4.200%, 05/12/30 ...... 25,104 25,330,902
1.250%, 08/20/30 ...... 14,844 13,107,338
Applied Materials, Inc.
1.750%, 06/01/30 ...... 100 90,003
Ares Capital Corp.
2.875%, 06/15/28 ...... 2,498 2,378,497
5.875%, 03/01/29 ...... 13,092 13,402,167
5.950%, 07/15/29 ...... 15,129 15,524,868
5.500%, 09/01/30 ...... 3,027 3,050,473
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 1,172 1,160,824
5.150%, 08/21/29 ...... 10,457 10,676,584
Assured Guaranty US Holdings,
Inc.
6.125%, 09/15/28 ...... 7,600 7,985,673
AT&T, Inc.
3.150%, 06/01/30 ...... EUR 1,000 1,165,870
Athene Holding, Ltd.
4.125%, 01/12/28 ...... 1,809 1,803,535
6.150%, 04/03/30 ...... 901 956,319
Autodesk, Inc.
2.850%, 01/15/30 ...... 12,699 12,019,872
AutoNation, Inc.
1.950%, 08/01/28 ...... 8,975 8,412,369
AutoZone, Inc.
3.750%, 04/18/29 ...... 140 137,849
4.000%, 04/15/30 ...... 242 239,192
AvalonBay Communities, Inc.
2.950%, 05/11/26 ...... 129 128,247
1.900%, 12/01/28 ...... 450 422,032
3.300%, 06/01/29, MTN . 1,590 1,543,203
2.300%, 03/01/30, MTN . 1,000 924,282
Avnet, Inc.
4.625%, 04/15/26 ...... 237 236,935
6.250%, 03/15/28 ...... 8,500 8,833,310
AXIS Specialty Finance PLC
4.000%, 12/06/27 ...... 111 110,338
Baker Hughes Holdings LLC
6.875%, 01/15/29 ...... 1,136 1,224,737
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor, Inc.
# 3.337%, 12/15/27 ...... 682 $ 672,689
# 3.138%, 11/07/29 ...... 2,550 2,460,365
# 4.486%, 05/01/30 ...... 850 858,768
Bank of America Corp.
3.500%, 04/19/26 ...... 54 53,866
Bank of America NA
SOFR+1.02%, FRN,
5.294%, 08/18/26(*) .... 6,147 6,180,427
5.815%, 10/30/28, MTN . AUD 500 341,015
Bank of New York Mellon Corp.
(The)
1.900%, 01/25/29, MTN . 150 140,502
3.850%, 04/26/29, MTN . 1,021 1,019,421
Baxter International, Inc.
2.272%, 12/01/28 ...... 736 690,845
Berkshire Hathaway Finance
Corp.
1.850%, 03/12/30 ...... 210 192,184
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 8,541 8,604,995
# 1.950%, 10/01/30 ...... 6,450 5,738,207
BG Energy Capital PLC
2.250%, 11/21/29, MTN . EUR 1,400 1,583,494
Biogen, Inc.
2.250%, 05/01/30 ...... 500 457,406
Black Hills Corp.
3.050%, 10/15/29 ...... 297 282,596
2.500%, 06/15/30 ...... 1,350 1,243,408
BlackRock Funding, Inc.
4.700%, 03/14/29 ...... 24,378 24,918,281
Blackrock, Inc.
3.250%, 04/30/29 ...... 5,570 5,448,915
2.400%, 04/30/30 ...... 2,762 2,573,927
Block Financial LLC
# 2.500%, 07/15/28 ...... 5,886 5,593,908
Boardwalk Pipelines, LP
4.450%, 07/15/27 ...... 272 272,830
4.800%, 05/03/29 ...... 140 141,870
Boeing Co. (The)
2.700%, 02/01/27 ...... 90 88,309
# 3.200%, 03/01/29 ...... 1,335 1,289,089
2.950%, 02/01/30 ...... 7,066 6,672,011
Booking Holdings, Inc.
4.250%, 05/15/29 ...... EUR 400 484,990
BorgWarner, Inc.
4.950%, 08/15/29 ...... 1,179 1,206,498
Boston Properties, LP
3.650%, 02/01/26 ...... 2,376 2,371,142
6.750%, 12/01/27 ...... 200 209,213
4.500%, 12/01/28 ...... 17,588 17,610,576
3.400%, 06/21/29 ...... 8,713 8,382,004
2.900%, 03/15/30 ...... 1,600 1,492,034

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Boston Scientific Corp.
2.650%, 06/01/30 ...... 2,850 $ 2,675,386
BP Capital Markets America,
Inc.
3.937%, 09/21/28 ...... 400 399,278
4.234%, 11/06/28 ...... 115 115,676
4.699%, 04/10/29 ...... 2,385 2,427,431
4.970%, 10/17/29 ...... 10,104 10,396,666
4.868%, 11/25/29 ...... 6,505 6,668,844
3.633%, 04/06/30 ...... 1,200 1,176,129
1.749%, 08/10/30 ...... 2,150 1,921,292
BP Capital Markets PLC
1.594%, 07/03/28, MTN . EUR 3,000 3,383,217
1.637%, 06/26/29, MTN . EUR 2,500 2,786,932
Brighthouse Financial, Inc.
3.700%, 06/22/27 ...... 1,535 1,511,051
# 5.625%, 05/15/30 ...... 2,445 2,497,063
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 2,689 2,686,360
3.900%, 03/15/27 ...... 1,462 1,455,497
2.250%, 04/01/28 ...... 150 143,074
4.125%, 05/15/29 ...... 1,422 1,408,826
Broadcom, Inc.
Ω 4.000%, 04/15/29 ...... 400 398,140
5.050%, 04/15/30 ...... 636 657,477
Brunswick Corp.
5.850%, 03/18/29 ...... 25,136 25,946,103
Bunge, Ltd. Finance Corp.
4.550%, 08/04/30 ...... 5,755 5,801,178
Cabot Corp.
3.400%, 09/15/26 ...... 231 229,023
Camden Property Trust
4.100%, 10/15/28 ...... 4,832 4,839,571
3.150%, 07/01/29 ...... 2,300 2,215,498
2.800%, 05/15/30 ...... 4,062 3,820,004
Capital One Financial Corp.
3.750%, 03/09/27 ...... 2,542 2,528,728
3.650%, 05/11/27 ...... 149 147,942
3.800%, 01/31/28 ...... 2,537 2,518,709
1.650%, 06/12/29 ...... EUR 4,900 5,411,996
Capital One NA
3.450%, 07/27/26 ...... 372 369,718
4.650%, 09/13/28 ...... 4,023 4,071,835
2.700%, 02/06/30 ...... 8,318 7,788,564
Cardinal Health, Inc.
5.000%, 11/15/29 ...... 1,126 1,156,863
Cargill, Inc.
Ω 2.125%, 04/23/30 ...... 325 297,439
3.875%, 04/24/30 ...... EUR 400 482,448
Carrier Global Corp.
2.722%, 02/15/30 ...... 451 423,174
Caterpillar Financial Services
Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.46%, FRN,
4.678%, 02/27/26(*), MTN 3,935 $ 3,938,742
SOFR+0.69%, FRN,
4.760%, 10/16/26(*) .... 53 53,250
SOFR+0.52%, FRN,
4.787%, 05/14/27(*), MTN 13,865 13,902,199
4.700%, 11/15/29 ...... 400 410,399
Caterpillar, Inc.
# 2.600%, 09/19/29 ...... 400 380,588
CBRE Services, Inc.
5.500%, 04/01/29 ...... 400 414,538
Cencora , Inc.
4.850%, 12/15/29 ...... 450 459,892
CenterPoint Energy Resources
Corp.
5.250%, 03/01/28 ...... 95 97,384
1.750%, 10/01/30 ...... 500 443,754
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.794%, 05/13/26(*) .... 7,594 7,595,945
1.150%, 05/13/26 ...... 51 50,225
SOFRINDX+1.05%, FRN,
5.249%, 03/03/27(*) .... 9,471 9,541,246
3.200%, 01/25/28 ...... 3,300 3,244,631
2.000%, 03/20/28 ...... 3,963 3,792,526
4.000%, 02/01/29 ...... 400 400,676
3.250%, 05/22/29 ...... 1,400 1,359,927
2.750%, 10/01/29 ...... 3,207 3,048,927
Chevron Corp.
# 2.236%, 05/11/30 ...... 6,949 6,428,333
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.700%, 06/01/28 ...... 250 246,792
Ω 4.750%, 05/15/30 ...... 6,996 7,079,177
Chevron USA, Inc.
3.250%, 10/15/29 ...... 17,560 17,132,000
4.687%, 04/15/30 ...... 7,987 8,179,772
4.300%, 10/15/30 ...... 490 493,905
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 6,709 6,440,732
Chubb INA Holdings LLC
3.350%, 05/03/26 ...... 51 50,838
4.650%, 08/15/29 ...... 450 458,885
Cigna Group (The)
3.050%, 10/15/27 ...... 200 196,318
4.375%, 10/15/28 ...... 13,970 14,057,646
5.000%, 05/15/29 ...... 14,367 14,736,953
# 2.400%, 03/15/30 ...... 10,899 10,078,955
4.500%, 09/15/30 ...... 4,150 4,166,148
Cincinnati Financial Corp.
6.920%, 05/15/28 ...... 8,750 9,346,149
Cisco Systems, Inc.
4.750%, 02/24/30 ...... 1,176 1,205,276
Citibank NA

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.59%, FRN,
4.626%, 04/30/26(*) .... 2,400 $ 2,403,446
SOFR+0.71%, FRN,
4.728%, 08/06/26(*) .... 1,350 1,353,422
SOFRINDX+1.06%, FRN,
5.249%, 12/04/26(*) .... 8,885 8,947,980
SOFR+0.78%, FRN,
4.985%, 05/29/27(*) .... 949 955,835
Citigroup, Inc.
3.700%, 01/12/26 ...... 85 84,911
1.250%, 04/10/29, MTN . EUR 1,200 1,323,579
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 10,572 9,728,653
3.250%, 04/30/30 ...... 6,900 6,540,116
CME Group, Inc.
4.400%, 03/15/30 ...... 2,278 2,305,248
CNA Financial Corp.
3.900%, 05/01/29 ...... 7,012 6,923,024
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 16,024 16,281,166
Colgate-Palmolive Co.
4.200%, 05/01/30 ...... 17,475 17,633,422
Comcast Corp.
# 4.150%, 10/15/28 ...... 101 101,158
4.550%, 01/15/29 ...... 5,400 5,483,539
2.650%, 02/01/30 ...... 8,752 8,193,530
# 3.400%, 04/01/30 ...... 5,545 5,358,800
4.250%, 10/15/30 ...... 216 215,813
Comerica, Inc.
# 4.000%, 02/01/29 ...... 5,249 5,192,122
Conagra Brands, Inc.
4.600%, 11/01/25 ...... 154 154,000
5.000%, 08/01/30 ...... 10,181 10,318,499
ConocoPhillips Co.
4.700%, 01/15/30 ...... 3,373 3,440,302
Constellation Brands, Inc.
3.150%, 08/01/29 ...... 450 432,693
4.800%, 05/01/30 ...... 118 119,736
Continental Resources, Inc.
# 4.375%, 01/15/28 ...... 3,233 3,219,712
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 2,408 2,240,061
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 3,000 2,957,600
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 210 189,830
CRH SMW Finance DAC
5.125%, 01/09/30 ...... 1,830 1,883,138
Crown Castle, Inc.
5.000%, 01/11/28 ...... 250 253,403
3.800%, 02/15/28 ...... 3,000 2,966,912
4.300%, 02/15/29 ...... 5,050 5,028,694
4.900%, 09/01/29 ...... 447 453,412
3.100%, 11/15/29 ...... 1,787 1,699,669
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.300%, 07/01/30 ...... 5,057 $ 4,792,890
CSL Finance PLC
Ω 4.050%, 04/27/29 ...... 2,135 2,131,080
CVS Health Corp.
5.000%, 01/30/29 ...... 623 635,946
5.400%, 06/01/29 ...... 2,362 2,444,259
# 3.250%, 08/15/29 ...... 20,090 19,315,546
5.125%, 02/21/30 ...... 5,576 5,726,206
# 3.750%, 04/01/30 ...... 1,990 1,936,289
1.750%, 08/21/30 ...... 5,680 5,018,942
Danaher Corp.
2.500%, 03/30/30 ...... EUR 1,600 1,837,511
Darden Restaurants, Inc.
4.550%, 10/15/29 ...... 8,882 8,928,938
DCP Midstream Operating, LP
5.625%, 07/15/27 ...... 409 417,590
5.125%, 05/15/29 ...... 540 551,798
8.125%, 08/16/30 ...... 672 773,527
Dell Bank International DAC
3.625%, 06/24/29, MTN . EUR 400 473,634
Dell International LLC/EMC
Corp.
4.350%, 02/01/30 ...... 1,159 1,158,389
5.000%, 04/01/30 ...... 5,458 5,590,801
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 1,684 1,561,582
Dollar General Corp.
5.200%, 07/05/28 ...... 253 258,731
3.500%, 04/03/30 ...... 6,937 6,675,298
Dow Chemical Co. (The)
7.375%, 11/01/29 ...... 108 119,462
DTE Energy Co.
2.950%, 03/01/30 ...... 450 424,610
5.200%, 04/01/30 ...... 475 489,898
Duke Energy Carolinas LLC
6.000%, 12/01/28 ...... 807 849,819
Duke Energy Corp.
3.100%, 06/15/28 ...... EUR 4,250 4,956,817
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 650 640,284
Ω 2.532%, 10/01/30 ...... 1,100 990,909
DXC Technology Co.
1.800%, 09/15/26 ...... 2,302 2,250,757
2.375%, 09/15/28 ...... 20,725 19,572,134
Eastman Chemical Co.
5.000%, 08/01/29 ...... 430 437,807
Eaton Capital ULC
0.577%, 03/08/30 ...... EUR 280 294,697
4.450%, 05/09/30 ...... 1,000 1,009,279
Elevance Health, Inc.
5.150%, 06/15/29 ...... 3,423 3,527,944
2.875%, 09/15/29 ...... 8,917 8,491,146
4.750%, 02/15/30 ...... 6,952 7,085,749
2.250%, 05/15/30 ...... 9,894 9,045,876

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Eli Lilly & Co.
4.200%, 08/14/29 ...... 210 $ 211,646
4.750%, 02/12/30 ...... 860 883,269
Emerson Electric Co.
2.000%, 12/21/28 ...... 1,326 1,250,074
2.000%, 10/15/29, MTN . EUR 1,900 2,144,806
Energy Transfer, LP
4.400%, 03/15/27 ...... 123 123,210
4.950%, 05/15/28 ...... 937 950,797
4.950%, 06/15/28 ...... 100 101,530
6.100%, 12/01/28 ...... 851 893,844
5.250%, 04/15/29 ...... 1,371 1,409,409
5.250%, 07/01/29 ...... 2,485 2,556,783
4.150%, 09/15/29 ...... 1,132 1,123,227
8.250%, 11/15/29 ...... 884 998,572
5.200%, 04/01/30 ...... 1,638 1,688,904
# 3.750%, 05/15/30 ...... 1,396 1,354,447
Enterprise Products Operating
LLC
4.150%, 10/16/28 ...... 3,550 3,562,952
3.125%, 07/31/29 ...... 1,050 1,014,461
2.800%, 01/31/30 ...... 900 852,261
EPR Properties
4.950%, 04/15/28 ...... 3,020 3,048,185
3.750%, 08/15/29 ...... 17,801 17,146,841
Equifax, Inc.
4.800%, 09/15/29 ...... 175 177,569
Equinix , Inc.
1.800%, 07/15/27 ...... 464 445,902
2.000%, 05/15/28 ...... 200 189,468
3.200%, 11/18/29 ...... 18,074 17,329,090
2.150%, 07/15/30 ...... 1,460 1,320,178
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 125 132,651
4.350%, 04/20/28 ...... 6,106 6,123,455
ERAC USA Finance LLC
Ω 3.300%, 12/01/26 ...... 293 290,664
Ω 4.600%, 05/01/28 ...... 8,350 8,458,587
Ω 5.000%, 02/15/29 ...... 1,450 1,485,914
ERP Operating, LP
3.500%, 03/01/28 ...... 2,412 2,383,226
4.150%, 12/01/28 ...... 400 401,253
3.000%, 07/01/29 ...... 1,357 1,305,350
2.500%, 02/15/30 ...... 5,428 5,074,522
Essex Portfolio, LP
3.000%, 01/15/30 ...... 155 146,788
Estee Lauder Cos., Inc. (The)
2.375%, 12/01/29 ...... 5,452 5,090,919
2.600%, 04/15/30 ...... 5,057 4,723,244
Expedia Group, Inc.
3.250%, 02/15/30 ...... 691 659,635
Experian Finance PLC
4.250%, 02/01/29 ...... 1,000 1,000,035
Ω 2.750%, 03/08/30 ...... 2,195 2,063,566
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Exxon Mobil Corp.
# 2.440%, 08/16/29 ...... 4,682 $ 4,460,016
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 1,185 1,190,058
Fifth Third Bancorp
2.550%, 05/05/27 ...... 1,050 1,025,773
# 3.950%, 03/14/28 ...... 2,000 1,990,700
First American Financial Corp.
4.000%, 05/15/30 ...... 2,500 2,418,641
Fiserv, Inc.
3.500%, 07/01/29 ...... 630 606,250
2.650%, 06/01/30 ...... 1,797 1,649,217
Five Corners Funding Trust II
Ω 2.850%, 05/15/30 ...... 4,296 4,035,153
Flex, Ltd.
3.750%, 02/01/26 ...... 5,057 5,042,421
6.000%, 01/15/28 ...... 705 728,258
4.875%, 06/15/29 ...... 11,868 12,016,584
# 4.875%, 05/12/30 ...... 1,052 1,065,106
Flowserve Corp.
3.500%, 10/01/30 ...... 500 476,198
FMC Corp.
3.450%, 10/01/29 ...... 6,555 6,110,729
FMR LLC
Ω 7.570%, 06/15/29 ...... 350 389,285
Fox Corp.
# 3.500%, 04/08/30 ...... 5,318 5,136,661
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 600 526,278
GATX Corp.
3.250%, 09/15/26 ...... 528 523,706
4.550%, 11/07/28 ...... 750 753,889
General Electric Co.
TSFR3M+0.64%, FRN,
4.542%, 05/05/26(*), MTN 3,924 3,931,961
1.500%, 05/17/29 ...... EUR 180 200,911
General Mills, Inc.
4.875%, 01/30/30 ...... 589 601,382
General Motors Co.
5.400%, 10/15/29 ...... 2,875 2,975,241
General Motors Financial Co.,
Inc.
4.350%, 01/17/27 ...... 828 828,586
SOFR+1.04%, FRN,
5.266%, 02/26/27(*) .... 1,452 1,453,325
SOFRINDX+1.35%, FRN,
5.640%, 05/08/27(*) .... 1,914 1,923,857
SOFRINDX+1.05%, FRN,
5.126%, 07/15/27(*) .... 1,992 1,995,744
2.700%, 08/20/27 ...... 463 450,666
6.000%, 01/09/28 ...... 364 376,885
SOFRINDX+1.17%, FRN,
5.345%, 04/04/28(*) .... 170 169,881
2.400%, 10/15/28 ...... 1,745 1,657,466

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 5.650%, 01/17/29 ...... 745 $ 772,162
4.300%, 02/15/29, MTN . EUR 1,500 1,807,191
4.300%, 04/06/29 ...... 2,916 2,906,118
5.550%, 07/15/29 ...... 3,533 3,662,307
4.900%, 10/06/29 ...... 4,082 4,141,200
SOFR+1.29%, FRN,
5.378%, 01/07/30(*) .... 500 499,819
5.350%, 01/07/30 ...... 6,845 7,042,978
5.850%, 04/06/30 ...... 2,227 2,336,729
3.600%, 06/21/30 ...... 500 479,589
# 5.450%, 07/15/30 ...... 500 518,091
Genuine Parts Co.
4.950%, 08/15/29 ...... 430 434,884
Georgia Power Co.
2.650%, 09/15/29 ...... 1,350 1,281,140
4.550%, 03/15/30 ...... 1,355 1,378,582
Georgia-Pacific LLC
Ω 2.300%, 04/30/30 ...... 3,200 2,949,043
Gilead Sciences, Inc.
3.650%, 03/01/26 ...... 353 352,526
4.800%, 11/15/29 ...... 4,337 4,451,286
GlaxoSmithKline Capital PLC
1.375%, 09/12/29 ...... EUR 160 176,620
GlaxoSmithKline Capital, Inc.
4.500%, 04/15/30 ...... 1,441 1,462,315
Global Payments, Inc.
4.450%, 06/01/28 ...... 1,374 1,374,666
3.200%, 08/15/29 ...... 6,712 6,342,759
5.300%, 08/15/29 ...... 265 269,680
2.900%, 05/15/30 ...... 8,853 8,169,130
Globe Life, Inc.
4.550%, 09/15/28 ...... 5,341 5,390,769
2.150%, 08/15/30 ...... 1,163 1,050,442
Goldman Sachs Group, Inc.
(The)
3.750%, 02/25/26 ...... 522 521,682
1.250%, 02/07/29, MTN . EUR 5,267 5,823,091
0.875%, 05/09/29, MTN . EUR 6,500 7,056,066
2.600%, 02/07/30 ...... 12,354 11,571,405
3.800%, 03/15/30 ...... 3,193 3,139,876
Halliburton Co.
2.920%, 03/01/30 ...... 2,944 2,778,540
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 796 784,252
HCA, Inc.
SOFR+0.87%, FRN,
5.111%, 03/01/28(*) .... 2,417 2,433,229
5.200%, 06/01/28 ...... 1,279 1,309,559
3.375%, 03/15/29 ...... 3,749 3,646,658
5.250%, 03/01/30 ...... 3,795 3,922,399
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 5.200%, 06/15/29 ...... 10,385 10,660,443
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 2.200%, 06/01/30 ...... 500 $ 453,446
Healthcare Realty Holdings, LP
3.500%, 08/01/26 ...... 400 397,157
3.750%, 07/01/27 ...... 446 442,324
3.625%, 01/15/28 ...... 1,050 1,032,804
3.100%, 02/15/30 ...... 2,731 2,578,989
2.400%, 03/15/30 ...... 1,950 1,766,960
Hershey Co. (The)
1.700%, 06/01/30 ...... 500 448,912
Hess Corp.
7.875%, 10/01/29 ...... 300 340,005
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 ...... 751 771,280
4.550%, 10/15/29 ...... 1,865 1,875,757
Highwoods Realty, LP
4.200%, 04/15/29 ...... 4,935 4,842,326
3.050%, 02/15/30 ...... 5,935 5,506,293
Home Depot, Inc. (The)
# SOFR+0.33%, FRN,
4.450%, 12/24/25(*) .... 500 500,207
2.950%, 06/15/29 ...... 800 772,962
4.750%, 06/25/29 ...... 800 819,155
2.700%, 04/15/30 ...... 501 472,948
Honeywell International, Inc.
4.700%, 02/01/30 ...... 3,750 3,825,090
3.375%, 03/01/30 ...... EUR 1,460 1,723,658
1.950%, 06/01/30 ...... 2,864 2,599,832
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 19,208 18,268,684
HP, Inc.
# 4.000%, 04/15/29 ...... 1,053 1,041,159
5.400%, 04/25/30 ...... 1,300 1,349,867
# 3.400%, 06/17/30 ...... 3,800 3,628,805
Humana, Inc.
5.750%, 12/01/28 ...... 17,448 18,147,831
3.700%, 03/23/29 ...... 400 391,415
3.125%, 08/15/29 ...... 450 429,841
4.875%, 04/01/30 ...... 900 912,336
Huntington Bancshares, Inc.
# 2.550%, 02/04/30 ...... 1,003 929,411
Hyatt Hotels Corp.
4.375%, 09/15/28 ...... 3,370 3,378,416
5.250%, 06/30/29 ...... 9,427 9,694,874
IBM International Capital Pte ,
Ltd.
4.600%, 02/05/29 ...... 14,642 14,854,071
Illinois Tool Works, Inc.
2.125%, 05/22/30 ...... EUR 300 336,546
Illumina, Inc.
5.750%, 12/13/27 ...... 1,100 1,130,826
Intel Corp.
1.600%, 08/12/28 ...... 400 373,335
# 2.450%, 11/15/29 ...... 5,749 5,350,386
5.125%, 02/10/30 ...... 2,350 2,414,294

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.900%, 03/25/30 ...... 1,183 $ 1,159,229
Intercontinental Exchange, Inc.
3.750%, 09/21/28 ...... 3,000 2,977,870
International Business Machines
Corp.
3.300%, 05/15/26 ...... 53 52,803
3.500%, 05/15/29 ...... 5,499 5,389,077
4.800%, 02/10/30 ...... 5,076 5,196,209
2.900%, 02/10/30 ...... EUR 2,300 2,678,319
1.950%, 05/15/30 ...... 8,546 7,766,691
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 1,850 1,855,350
Interstate Power and Light Co.
4.100%, 09/26/28 ...... 4,517 4,511,335
3.600%, 04/01/29 ...... 5,850 5,729,678
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 ...... 1,195 1,130,286
Jabil, Inc.
1.700%, 04/15/26 ...... 1,323 1,308,056
3.600%, 01/15/30 ...... 4,160 4,020,267
Jackson Financial, Inc.
5.170%, 06/08/27 ...... 213 215,016
Jacobs Engineering Group, Inc.
6.350%, 08/18/28 ...... 8,874 9,360,632
Jefferies Financial Group, Inc.
6.450%, 06/08/27 ...... 131 134,472
5.875%, 07/21/28 ...... 15,552 16,083,255
4.000%, 04/16/29, MTN . EUR 1,800 2,130,127
4.150%, 01/23/30 ...... 9,651 9,453,948
John Deere Bank SA
3.300%, 10/15/29, MTN . EUR 300 354,882
John Deere Capital Corp.
SOFR+0.57%, FRN,
4.786%, 03/03/26(*), MTN 835 836,080
SOFR+0.44%, FRN,
4.639%, 03/06/26(*), MTN 1,880 1,881,652
SOFR+0.79%, FRN,
4.989%, 06/08/26(*), MTN 1,131 1,134,628
SOFR+0.60%, FRN,
4.676%, 04/19/27(*), MTN 7,450 7,474,189
SOFR+0.60%, FRN,
4.780%, 06/11/27(*), MTN 2,555 2,565,210
SOFR+0.68%, FRN,
4.761%, 07/15/27(*) .... 358 361,308
SOFR+0.50%, FRN,
4.699%, 03/06/28(*) .... 953 954,211
2.450%, 01/09/30, MTN . 400 376,142
Johnson & Johnson
4.800%, 06/01/29 ...... 35,920 37,051,591
6.950%, 09/01/29 ...... 500 555,767
4.700%, 03/01/30 ...... 18,506 19,076,789
# 1.300%, 09/01/30 ...... 3,606 3,198,402
JPMorgan Chase Bank NA
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.62%, FRN,
4.659%, 04/29/26(*), MTN 2,460 $ 2,464,808
SOFR+1.00%, FRN,
5.180%, 12/08/26(*) .... 7,961 8,018,423
Juniper Networks, Inc.
3.750%, 08/15/29 ...... 264 257,829
Kellanova
2.100%, 06/01/30 ...... 4,450 4,049,307
Kemper Corp.
2.400%, 09/30/30 ...... 1,604 1,429,596
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
5.028%, 03/15/27(*) .... 1,338 1,340,185
3.200%, 05/01/30 ...... 1,250 1,183,156
4.600%, 05/15/30 ...... 1,944 1,949,915
KeyCorp.
# 2.250%, 04/06/27, MTN . 2,674 2,600,192
4.100%, 04/30/28, MTN . 550 548,553
2.550%, 10/01/29, MTN . 7,733 7,254,825
Kilroy Realty, LP
4.250%, 08/15/29 ...... 1,080 1,054,348
3.050%, 02/15/30 ...... 950 875,578
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 1,450 1,342,292
Kinder Morgan, Inc.
5.000%, 02/01/29 ...... 15,127 15,465,221
5.100%, 08/01/29 ...... 3,068 3,150,881
5.150%, 06/01/30 ...... 934 963,103
Kyndryl Holdings, Inc.
# 2.700%, 10/15/28 ...... 2,805 2,676,760
Laboratory Corp. of America
Holdings
2.950%, 12/01/29 ...... 431 409,662
Lazard Group LLC
4.500%, 09/19/28 ...... 5,755 5,782,508
4.375%, 03/11/29 ...... 300 299,658
Lear Corp.
4.250%, 05/15/29 ...... 1,231 1,223,750
3.500%, 05/30/30 ...... 500 479,971
Leggett & Platt, Inc.
# 4.400%, 03/15/29 ...... 1,700 1,673,923
Lincoln National Corp.
3.800%, 03/01/28 ...... 4,796 4,753,474
3.050%, 01/15/30 ...... 674 640,442
Lockheed Martin Corp.
4.400%, 08/15/30 ...... 1,946 1,965,326
Loews Corp.
3.200%, 05/15/30 ...... 2,850 2,728,052
LPL Holdings, Inc.
6.750%, 11/17/28 ...... 16,499 17,589,523
5.200%, 03/15/30 ...... 4,714 4,815,348
Marathon Petroleum Corp.
5.150%, 03/01/30 ...... 9,078 9,329,403
Marriott International, Inc.

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.900%, 04/15/29 ...... 1,700 $ 1,735,589
Mars, Inc.
Ω 3.200%, 04/01/30 ...... 1,210 1,163,473
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.990%, 11/08/27(*) .... 150 150,697
4.375%, 03/15/29 ...... 295 297,623
Mastercard , Inc.
2.950%, 06/01/29 ...... 1,000 966,691
McDonald's Corp.
4.000%, 03/07/30, MTN . EUR 600 727,018
McKesson Corp.
4.900%, 07/15/28 ...... 780 797,556
4.750%, 05/30/29 ...... 1,535 1,551,783
4.250%, 09/15/29 ...... 3,201 3,211,615
4.650%, 05/30/30 ...... 2,750 2,794,471
Medtronic, Inc.
3.650%, 10/15/29 ...... EUR 3,350 4,007,714
Merck & Co., Inc.
3.400%, 03/07/29 ...... 915 896,894
4.300%, 05/17/30 ...... 4,212 4,247,651
1.450%, 06/24/30 ...... 14,736 13,105,287
Meta Platforms, Inc.
4.600%, 05/15/28 ...... 6,448 6,556,590
# 4.300%, 08/15/29 ...... 29,460 29,744,774
Micron Technology, Inc.
5.327%, 02/06/29 ...... 850 876,180
4.663%, 02/15/30 ...... 3,952 3,995,740
Mid-America Apartments, LP
3.950%, 03/15/29 ...... 85 84,535
2.750%, 03/15/30 ...... 1,120 1,057,390
Mohawk Industries, Inc.
3.625%, 05/15/30 ...... 1,115 1,077,524
Morgan Stanley
6.250%, 08/09/26, MTN . 476 483,714
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.202%, 10/30/26(*) .... 1,276 1,284,869
MPLX, LP
1.750%, 03/01/26 ...... 173 171,544
2.650%, 08/15/30 ...... 4,877 4,491,889
Nasdaq, Inc.
0.875%, 02/13/30 ...... EUR 450 479,144
National Fuel Gas Co.
5.500%, 03/15/30 ...... 4,945 5,108,690
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.821%, 02/05/27(*) .... 5,593 5,623,999
SOFR+0.82%, FRN,
4.964%, 09/16/27(*) .... 950 955,009
# 4.850%, 02/07/29 ...... 5,183 5,301,548
5.150%, 06/15/29 ...... 3,350 3,470,794
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
National Securities Clearing
Corp.
Ω 0.750%, 12/07/25 ...... 726 $ 723,485
Ω SOFR+0.57%, FRN,
4.814%, 05/20/27(*) .... 959 961,902
Ω 5.100%, 11/21/27 ...... 2,166 2,214,458
Ω 5.000%, 05/30/28 ...... 13,360 13,690,961
Ω# 4.900%, 06/26/29 ...... 7,341 7,547,922
Ω 4.700%, 05/20/30 ...... 1,550 1,585,459
Nestle Capital Corp.
Ω# 4.650%, 03/12/29 ...... 10,773 11,003,505
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26 ...... 67 66,541
Ω 5.000%, 03/14/28 ...... 4,600 4,711,952
Ω 3.625%, 09/24/28 ...... 965 957,965
3.625%, 09/24/28 ...... 1,450 1,438,999
Ω 4.250%, 10/01/29 ...... 355 357,697
Ω 4.950%, 03/14/30 ...... 710 734,341
Ω 1.250%, 09/15/30 ...... 1,120 981,500
Netflix, Inc.
4.625%, 05/15/29 ...... EUR 5,000 6,155,079
3.875%, 11/15/29 ...... EUR 2,500 3,010,337
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.76%, FRN,
4.799%, 01/29/26(*) .... 300 300,382
SOFRINDX+0.80%, FRN,
4.955%, 02/04/28(*) .... 942 948,695
4.900%, 02/28/28 ...... 3,400 3,459,079
1.900%, 06/15/28 ...... 5,499 5,210,671
4.900%, 03/15/29 ...... 5,260 5,387,283
3.500%, 04/01/29 ...... 3,575 3,499,313
# 2.750%, 11/01/29 ...... 9,481 8,992,641
# 5.000%, 02/28/30 ...... 927 957,166
5.050%, 03/15/30 ...... 10,141 10,448,681
# 2.250%, 06/01/30 ...... 13,049 11,955,618
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 1,000 1,171,651
NIKE, Inc.
2.850%, 03/27/30 ...... 400 380,598
NiSource, Inc.
2.950%, 09/01/29 ...... 284 271,357
Northern Trust Corp.
1.950%, 05/01/30 ...... 560 511,478
NOV, Inc.
3.600%, 12/01/29 ...... 1,248 1,209,254
Novartis Capital Corp.
3.800%, 09/18/29 ...... 41,795 41,548,585
2.200%, 08/14/30 ...... 4,340 4,001,431
Nucor Corp.
2.700%, 06/01/30 ...... 2,375 2,229,339
4.650%, 06/01/30 ...... 125 127,147
Omega Healthcare Investors,
Inc.

47
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.625%, 10/01/29 ...... 700 $ 672,712
5.200%, 07/01/30 ...... 8,478 8,602,633
Omnicom Group, Inc.
2.450%, 04/30/30 ...... 1,047 964,798
ONE Gas, Inc.
5.100%, 04/01/29 ...... 1,000 1,030,372
ONEOK, Inc.
4.550%, 07/15/28 ...... 100 100,710
3.400%, 09/01/29 ...... 113 108,944
4.400%, 10/15/29 ...... 2,844 2,843,522
Oracle Corp.
SOFR+0.76%, FRN,
4.789%, 08/03/28(*) .... 239 240,167
Ovintiv , Inc.
5.375%, 01/01/26 ...... 655 654,354
8.125%, 09/15/30 ...... 1,600 1,821,421
PACCAR Financial Corp.
4.000%, 09/26/29 ...... 400 400,428
4.550%, 05/08/30 ...... 400 407,329
Parker-Hannifin Corp.
3.250%, 06/14/29 ...... 350 340,108
4.500%, 09/15/29 ...... 2,715 2,755,352
2.900%, 03/01/30 ...... EUR 1,190 1,368,366
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.893%, 03/06/28(*) .... 513 514,605
2.850%, 10/01/29 ...... 4,884 4,657,128
2.300%, 06/01/30 ...... 3,350 3,087,253
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.700%, 06/15/26 ...... 80 78,703
Ω 3.400%, 11/15/26 ...... 589 583,941
Ω 5.875%, 11/15/27 ...... 200 205,854
Ω 5.700%, 02/01/28 ...... 1,500 1,541,816
Ω 5.550%, 05/01/28 ...... 800 823,403
Ω 6.050%, 08/01/28 ...... 522 544,623
Ω 5.350%, 03/30/29 ...... 575 591,598
Ω 5.250%, 07/01/29 ...... 650 669,185
Ω 3.350%, 11/01/29 ...... 5,346 5,130,537
Ω 5.250%, 02/01/30 ...... 3,391 3,498,183
PepsiCo, Inc.
SOFRINDX+0.40%, FRN,
4.674%, 02/13/26(*) .... 817 817,817
2.625%, 07/29/29 ...... 1,090 1,038,164
Pfizer Investment Enterprises
Pte , Ltd.
4.650%, 05/19/30 ...... 1,359 1,386,790
Pfizer, Inc.
# 3.450%, 03/15/29 ...... 800 788,674
2.625%, 04/01/30 ...... 881 829,539
1.700%, 05/28/30 ...... 314 282,861
Philip Morris International, Inc.
4.875%, 02/15/28 ...... 3,175 3,229,823
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.83%, FRN,
4.869%, 04/28/28(*) .... 700 $ 704,806
5.250%, 09/07/28 ...... 875 900,744
4.875%, 02/13/29 ...... 9,440 9,638,740
3.375%, 08/15/29 ...... 2,120 2,062,128
4.625%, 11/01/29 ...... 2,693 2,731,912
5.625%, 11/17/29 ...... 8,068 8,465,188
5.125%, 02/15/30 ...... 2,330 2,405,244
4.375%, 04/30/30 ...... 2,284 2,292,723
# 2.100%, 05/01/30 ...... 3,350 3,057,624
5.500%, 09/07/30 ...... 4,750 4,988,959
Phillips 66 Co.
4.950%, 12/01/27 ...... 800 812,818
3.750%, 03/01/28 ...... 2,178 2,157,520
3.150%, 12/15/29 ...... 20,830 19,908,483
Plains All American Pipeline,
LP/PAA Finance Corp.
3.550%, 12/15/29 ...... 5,260 5,089,736
3.800%, 09/15/30 ...... 2,697 2,606,216
PNC Bank NA
3.100%, 10/25/27 ...... 848 834,194
3.250%, 01/22/28 ...... 3,458 3,414,659
PNC Financial Services Group,
Inc. (The)
3.150%, 05/19/27 ...... 450 444,129
3.450%, 04/23/29 ...... 5,397 5,295,182
# 2.550%, 01/22/30 ...... 11,117 10,415,468
PPG Industries, Inc.
2.750%, 06/01/29 ...... EUR 1,000 1,152,197
2.800%, 08/15/29 ...... 571 542,990
2.550%, 06/15/30 ...... 1,325 1,228,904
Principal Financial Group, Inc.
3.100%, 11/15/26 ...... 843 835,227
3.700%, 05/15/29 ...... 8,103 7,953,466
2.125%, 06/15/30 ...... 275 249,262
Procter & Gamble Co. (The)
4.350%, 01/29/29 ...... 3,400 3,456,682
4.050%, 05/01/30 ...... 22,896 22,998,732
Prologis, LP
3.375%, 12/15/27 ...... 3,024 2,987,715
4.875%, 06/15/28 ...... 5,000 5,109,081
3.875%, 09/15/28 ...... 400 398,836
2.875%, 11/15/29 ...... 1,000 952,043
2.250%, 04/15/30 ...... 2,231 2,060,858
1.750%, 07/01/30 ...... 300 268,294
1.250%, 10/15/30 ...... 200 174,108
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.770%, 04/16/27(*) .... 7,576 7,599,524
# 1.950%, 11/09/28 ...... 855 805,247
3.385%, 05/01/29 ...... 5,050 4,932,143
4.375%, 07/01/30 ...... 5,286 5,318,996
PulteGroup, Inc.
5.500%, 03/01/26 ...... 324 324,303

48
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.000%, 01/15/27 ...... 400 $ 402,985
PVH Corp.
4.125%, 07/16/29 ...... EUR 9,800 11,719,035
5.500%, 06/13/30 ...... 3,911 3,983,634
Radian Group, Inc.
6.200%, 05/15/29 ...... 30,663 32,042,860
Ralph Lauren Corp.
2.950%, 06/15/30 ...... 1,200 1,134,421
Realty Income Corp.
4.875%, 06/01/26 ...... 132 132,310
4.450%, 09/15/26 ...... 244 244,216
4.125%, 10/15/26 ...... 266 266,179
3.200%, 01/15/27 ...... 1,780 1,762,103
3.000%, 01/15/27 ...... 253 249,787
# 3.950%, 08/15/27 ...... 219 218,622
3.650%, 01/15/28 ...... 145 143,755
3.400%, 01/15/28 ...... 976 962,646
2.100%, 03/15/28 ...... 4,770 4,561,352
2.200%, 06/15/28 ...... 2,300 2,195,416
4.700%, 12/15/28 ...... 400 406,969
4.750%, 02/15/29 ...... 2,454 2,499,330
3.250%, 06/15/29 ...... 1,050 1,017,481
4.000%, 07/15/29 ...... 10,233 10,183,260
3.100%, 12/15/29 ...... 12,764 12,300,877
3.400%, 01/15/30 ...... 1,953 1,891,878
4.850%, 03/15/30 ...... 4,109 4,212,151
Reinsurance Group of America,
Inc.
3.900%, 05/15/29 ...... 2,292 2,267,903
Republic Services, Inc.
2.300%, 03/01/30 ...... 1,883 1,744,014
Revvity , Inc.
1.900%, 09/15/28 ...... 350 327,439
3.300%, 09/15/29 ...... 3,588 3,439,590
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
5.011%, 11/13/26(*) .... 750 753,657
Ω 5.338%, 11/13/28 ...... 15,476 16,074,205
5.338%, 11/13/28 ...... 3,000 3,115,961
1.930%, 12/13/28 ...... 10,000 9,421,082
Ω# 1.930%, 12/13/28 ...... 2,160 2,035,998
Ω 4.790%, 03/08/29 ...... 1,300 1,330,003
Ω 4.203%, 09/09/29 ...... 17,678 17,775,384
Ross Stores, Inc.
0.875%, 04/15/26 ...... 72 70,924
Royalty Pharma PLC
5.150%, 09/02/29 ...... 3,130 3,210,148
2.200%, 09/02/30 ...... 1,799 1,622,346
Ryder System, Inc.
5.250%, 06/01/28, MTN . 300 307,825
4.950%, 09/01/29 ...... 200 204,542
Sabra Health Care, LP
3.900%, 10/15/29 ...... 500 485,933
Schlumberger Holdings Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 3.900%, 05/17/28 ...... 15,871 $ 15,833,814
3.900%, 05/17/28 ...... 2,000 1,995,807
Ω 4.300%, 05/01/29 ...... 2,505 2,513,782
Ω 5.000%, 11/15/29 ...... 1,292 1,329,135
Ω 2.650%, 06/26/30 ...... 400 374,082
Shell Finance US, Inc.
2.375%, 11/07/29 ...... 21,214 19,947,579
Shell International Finance BV
3.875%, 11/13/28 ...... 6,048 6,044,686
Simon Property Group, LP
3.375%, 12/01/27 ...... 274 270,917
1.750%, 02/01/28 ...... 385 366,605
2.450%, 09/13/29 ...... 5,870 5,518,120
2.650%, 07/15/30 ...... 739 689,895
4.375%, 10/01/30 ...... 4,332 4,350,289
Southern Co. (The)
3.700%, 04/30/30 ...... 982 958,873
Southwest Gas Corp.
5.800%, 12/01/27 ...... 200 206,421
5.450%, 03/23/28 ...... 3,233 3,321,678
3.700%, 04/01/28 ...... 1,000 989,211
Southwestern Electric Power
Co.
4.100%, 09/15/28 ...... 2,200 2,195,481
Stanley Black & Decker, Inc.
6.000%, 03/06/28 ...... 13,050 13,540,073
# 4.250%, 11/15/28 ...... 1,800 1,797,860
2.300%, 03/15/30 ...... 9,000 8,207,790
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.693%, 11/25/26(*) .... 1,160 1,164,370
# 4.782%, 11/23/29 ...... 12,416 12,776,573
State Street Corp.
SOFR+0.85%, FRN,
4.866%, 08/03/26(*) .... 550 551,885
SOFR+0.64%, FRN,
4.696%, 10/22/27(*) .... 1,527 1,531,203
# 2.400%, 01/24/30 ...... 4,345 4,081,368
4.729%, 02/28/30 ...... 2,591 2,649,972
4.834%, 04/24/30 ...... 17,507 17,981,593
Store Capital LLC
4.500%, 03/15/28 ...... 300 300,133
4.625%, 03/15/29 ...... 3,355 3,334,409
Ω 5.400%, 04/30/30 ...... 15,901 16,200,139
Stryker Corp.
1.950%, 06/15/30 ...... 1,650 1,493,422
Sun Communities Operating, LP
2.300%, 11/01/28 ...... 170 160,947
Sutter Health
3.695%, 08/15/28 ...... 2,500 2,474,222
Synchrony Financial
5.150%, 03/19/29 ...... 18,118 18,396,350
Tapestry, Inc.
5.100%, 03/11/30 ...... 9,563 9,795,509

49
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Targa Resources Corp.
6.150%, 03/01/29 ...... 8,920 $ 9,388,935
4.900%, 09/15/30 ...... 120 121,676
Texas Instruments, Inc.
# 4.600%, 02/08/29 ...... 11,843 12,095,521
# 2.250%, 09/04/29 ...... 15,639 14,664,486
1.750%, 05/04/30 ...... 400 361,391
4.500%, 05/23/30 ...... 1,012 1,028,852
Textron, Inc.
3.900%, 09/17/29 ...... 320 314,736
3.000%, 06/01/30 ...... 500 471,471
Thermo Fisher Scientific
Finance I BV
2.199%, 11/18/25 ...... EUR 200 230,652
Toll Brothers Finance Corp.
4.350%, 02/15/28 ...... 5,849 5,866,555
Truist Financial Corp.
1.950%, 06/05/30, MTN . 10,747 9,690,628
Tyson Foods, Inc.
4.350%, 03/01/29 ...... 200 200,127
5.400%, 03/15/29 ...... 2,850 2,940,895
UDR, Inc.
3.200%, 01/15/30, MTN . 11,798 11,290,427
Union Pacific Corp.
3.700%, 03/01/29 ...... 230 227,287
2.400%, 02/05/30 ...... 400 372,816
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.576%, 07/15/26(*) .... 3,688 3,691,346
4.000%, 05/15/29 ...... 488 487,101
2.875%, 08/15/29 ...... 273 261,317
4.800%, 01/15/30 ...... 1,980 2,025,810
5.300%, 02/15/30 ...... 450 468,741
2.000%, 05/15/30 ...... 5,431 4,936,494
US Bancorp
3.150%, 04/27/27, MTN . 172 169,952
3.900%, 04/26/28, MTN . 2,560 2,556,545
# 1.375%, 07/22/30, MTN . 7,754 6,822,153
Valero Energy Corp.
5.150%, 02/15/30 ...... 3,765 3,872,236
Ventas Realty, LP
3.250%, 10/15/26 ...... 295 292,693
4.400%, 01/15/29 ...... 143 143,348
Verizon Communications, Inc.
4.500%, 08/17/27, MTN . AUD 500 329,064
4.329%, 09/21/28 ...... 629 632,378
3.875%, 02/08/29 ...... 6,750 6,700,616
0.375%, 03/22/29 ...... EUR 500 535,346
1.875%, 10/26/29 ...... EUR 300 335,475
4.016%, 12/03/29 ...... 18,413 18,239,728
3.150%, 03/22/30 ...... 4,734 4,523,287
1.250%, 04/08/30 ...... EUR 9,985 10,760,034
# 1.500%, 09/18/30 ...... 5,219 4,565,527
1.680%, 10/30/30 ...... 600 528,653
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Virginia Electric and Power Co.
2.875%, 07/15/29 ...... 3,000 $ 2,866,717
Visa, Inc.
2.750%, 09/15/27 ...... 1,629 1,599,186
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 3,100 3,045,707
Walmart, Inc.
1.500%, 09/22/28 ...... 831 780,957
7.550%, 02/15/30 ...... 210 239,837
4.350%, 04/28/30 ...... 210 213,081
Waste Management, Inc.
3.875%, 01/15/29 ...... 2,195 2,181,831
4.875%, 02/15/29 ...... 209 214,360
Wells Fargo & Co.
4.150%, 01/24/29, MTN . 7,922 7,925,886
0.625%, 03/25/30, MTN . EUR 100 105,169
Wells Fargo Bank NA
SOFR+0.71%, FRN,
4.786%, 01/15/26(*) .... 250 250,150
4.811%, 01/15/26 ...... 1,790 1,791,164
SOFR+1.06%, FRN,
5.354%, 08/07/26(*) .... 400 402,327
SOFR+1.07%, FRN,
5.227%, 12/11/26(*) .... 7,852 7,933,834
Welltower OP LLC
3.100%, 01/15/30 ...... 1,217 1,165,255
4.500%, 07/01/30 ...... 5,886 5,949,988
Western Union Co. (The)
1.350%, 03/15/26 ...... 237 234,324
Westlake Corp.
1.625%, 07/17/29 ...... EUR 534 587,410
Williams Cos., Inc. (The)
4.900%, 03/15/29 ...... 250 254,682
4.800%, 11/15/29 ...... 10,489 10,675,864
Willis North America, Inc.
2.950%, 09/15/29 ...... 430 408,280
Wisconsin Electric Power Co.
5.000%, 05/15/29 ...... 800 821,991
Wisconsin Power and Light Co.
3.000%, 07/01/29 ...... 1,665 1,599,498
WPC Eurobond BV
1.350%, 04/15/28 ...... EUR 1,500 1,674,067
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30 ...... 230 236,658
Zoetis, Inc.
# 2.000%, 05/15/30 ...... 2,828 2,575,804
TOTAL UNITED STATES .. 2,644,911,229
TOTAL BONDS .......... 5,268,684,931
U.S. TREASURY OBLIGATIONS
— (3.9%)
U.S. Treasury Notes
4.625%, 09/30/28 ..... 50,037 51,446,245
4.375%, 11/30/28 ..... 27,911 28,522,643
3.750%, 12/31/28 ..... 25,000 25,096,680

50
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
U.S. Treasury Notes
4.000%, 01/31/29 ..... 10,000 $ 10,113,672
1.750%, 01/31/29 ..... 771 727,210
4.250%, 02/28/29 ..... 23,000 23,445,625
4.500%, 05/31/29 ..... 24,000 24,685,312
4.000%, 07/31/29 ..... 16,500 16,698,516
3.500%, 09/30/29 ..... 349 346,996
3.625%, 08/31/30 ..... 20,000 19,929,687
3.625%, 09/30/30 ..... 16,000 15,940,000
TOTAL U.S. TREASURY
OBLIGATIONS ........... 216,952,586
COMMERCIAL PAPER — (0.1%)
CANADA — (0.0%)
TELUS Corp.
Ω 4.620%, 01/28/26 ...... 2,000 1,977,396
TOTAL CANADA ......... 1,977,396
Face
Amount^
Value†
(000)
GERMANY — (0.1%)
BASF SE
Ω 4.140%, 11/07/25 ...... 5,000 $ 4,995,975
TOTAL GERMANY ....... 4,995,975
TOTAL COMMERCIAL
PAPER ................. 6,973,371
TOTAL INVESTMENT
SECURITIES — ( 98.4% )
(Cost $5,396,191,111) ..... 5,492,610,888
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.6%)
@§ The DFA Short Term
Investment Fund ...... 7,498,861 86,739,322
TOTAL INVESTMENTS
— (100.0%)
(Cost $5,482,930,433) ..... $ 5,579,350,210
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $963,466,254 which represented 17.3% of the net assets of the Fund.
As of October 31, 2025, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 134,110,361 AUD 202,913,837 ANZ Banking Group Ltd. 11/03/25 $ 1,272,487
USD 8,391,029 EUR 7,182,212 HSBC Bank 11/03/25 101,310
USD 51,370,737 EUR 43,669,090 UBS Warburg 11/03/25 967,817
USD 14,765,900 AUD 22,297,204 BNY Capital Markets 11/04/25 168,999
USD 55,789,962 EUR 47,434,837 Citigroup 11/04/25 1,040,612
USD 157,754 CAD 219,573 Citigroup 11/05/25 1,037
USD 67,481 GBP 50,067 Citigroup 11/05/25 1,700
USD 16,510,158 AUD 24,966,517 BNY Capital Markets 11/06/25 165,387
USD 6,293,611 NZD 10,716,141 RBC Dominion Securities 11/07/25 156,252
USD 9,611,744 CAD 13,390,663 ANZ Banking Group Ltd. 11/10/25 51,902
USD 126,485,869 EUR 108,277,215 BNY Capital Markets 11/10/25 1,469,977
USD 49,167,786 EUR 42,200,812 Citigroup 11/12/25 437,630
USD 2,460,306 CAD 3,425,939 Citigroup 11/12/25 14,214
USD 8,855,584 EUR 7,577,635 HSBC Bank 11/12/25 105,531
USD 55,526,655 EUR 47,724,792 Citigroup 11/13/25 414,744
USD 6,638,346 GBP 4,967,719 Citigroup 11/17/25 111,269
USD 12,302,035 EUR 10,541,942 BNY Capital Markets 11/24/25 120,820
USD 44,864,460 EUR 38,659,015 State Street Bank and Trust 11/24/25 193,962
USD 45,916,619 EUR 39,543,602 ANZ Banking Group Ltd. 11/26/25 218,845
USD 109,262,201 EUR 93,920,915 HSBC Bank 11/28/25 712,174
USD 59,125,485 EUR 50,851,302 RBC Dominion Securities 12/03/25 337,077
USD 54,976,146 EUR 47,434,837 UBS Warburg 12/04/25 134,380
USD 9,341,196 NZD 15,892,253 Citigroup 12/18/25 223,053

51
Dimensional Short-Duration Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 8,365,747 NZD 14,235,888 HSBC Bank 12/18/25 $ 197,939
USD 5,663,526 NZD 9,696,158 RBC Dominion Securities 12/18/25 100,378
USD 4,361,346 NZD 7,460,333 ANZ Banking Group Ltd. 12/31/25 78,369
USD 596,061 NZD 1,034,120 RBC Dominion Securities 12/31/25 2,372
USD 133,251,082 AUD 202,913,837 UBS Warburg 01/02/26 329,149
USD 14,109,249 NZD 24,472,634 Citigroup 01/26/26 44,079
Total Appreciation $9,173,465
EUR 860,845 USD 1,004,740 Citigroup 11/10/25 $ (10,816)
GBP 1,985,601 USD 2,626,465 Citigroup 11/17/25 (17,588)
USD 14,594,457 AUD 22,297,204 BNY Capital Markets 12/04/25 (7,798)
Total (Depreciation) $(36,202)
Total Appreciation (Depreciation) $9,137,263
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 288,526,237 $ — $ 288,526,237
Austria .............................. — 526,212 — 526,212
Belgium ............................. — 40,359,048 — 40,359,048
Canada ............................. — 454,025,297 — 454,025,297
Denmark ............................ — 44,124,243 — 44,124,243
Finland .............................. — 40,808,572 — 40,808,572
France .............................. — 224,296,074 — 224,296,074
Germany ............................ — 248,666,948 — 248,666,948
Ireland .............................. — 11,533,551 — 11,533,551
Italy ................................ — 47,322,633 — 47,322,633
Japan ............................... — 291,953,791 — 291,953,791
Luxembourg .......................... — 9,093,606 — 9,093,606
Netherlands .......................... — 163,451,980 — 163,451,980
New Zealand ......................... — 52,055,011 — 52,055,011
Norway .............................. — 65,691,884 — 65,691,884
Singapore ............................ — 1,747,179 — 1,747,179
Spain ............................... — 62,324,471 — 62,324,471
Supranational ......................... — 292,681,986 — 292,681,986
Sweden ............................. — 98,839,369 — 98,839,369
Switzerland ........................... — 6,352,220 — 6,352,220
United Kingdom ....................... — 179,393,390 — 179,393,390
United States ......................... — 2,644,911,229 — 2,644,911,229
U.S. Treasury Obligations ................. — 216,952,586 — 216,952,586
Commercial Paper ....................... — 6,973,371 — 6,973,371
Securities Lending Collateral ............... — 86,739,322 — 86,739,322
Total Investments ........................ $— $5,579,350,210 $— $5,579,350,210
Financial Instruments
Assets
Forward Currency Contracts** .............. — 9,173,465 — 9,173,465
Liabilities
Forward Currency Contracts** .............. — (36,202) — (36,202)
Total Other Financial Instruments ........... $– $9,137,263 $– $9,137,263

52
Dimensional Short-Duration Fixed Income ETF
continued
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

53
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount
Value†
(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
Treasury Inflation-Protected Security
2.500%, 01/15/29 ........................................................... 19,682 $ 20,464,676
3.875%, 04/15/29 ........................................................... 44,214 48,059,322
0.250%, 07/15/29 ........................................................... 73,008 70,632,471
0.125%, 01/15/30 ........................................................... 134,847 128,464,094
0.125%, 07/15/30 ........................................................... 148,209 140,628,464
0.125%, 01/15/31 ........................................................... 166,250 155,868,879
0.125%, 07/15/31 ........................................................... 101,300 94,435,849
0.125%, 01/15/32 ........................................................... 68,174 62,682,712
3.375%, 04/15/32 ........................................................... 65,025 72,502,425
1.125%, 01/15/33 ........................................................... 18,099 17,518,111
1.750%, 01/15/34 ........................................................... 2,752 2,762,165
1.875%, 07/15/34 ........................................................... 8,991 9,116,877
2.125%, 01/15/35 ........................................................... 8,681 8,931,026
2.125%, 02/15/40 ........................................................... 38,925 39,296,183
2.125%, 02/15/41 ........................................................... 47,349 47,447,632
0.750%, 02/15/42 ........................................................... 35,655 28,458,981
0.625%, 02/15/43 ........................................................... 35,936 27,520,072
1.375%, 02/15/44 ........................................................... 30,454 26,267,776
0.750%, 02/15/45 ........................................................... 32,652 24,608,833
TOTAL U.S. TREASURY OBLIGATIONS ........................................... 1,025,666,548
Shares Value†
INVESTMENT COMPANY  — (0.2%)
UNITED STATES — (0.2%)
State Street Institutional U.S. Government Money Market Fund
(r) 4.010%, ................................................................... 1,573,753 1,572,753
TOTAL UNITED STATES ....................................................... 1,572,753
TOTAL INVESTMENT COMPANY ................................................. 1,572,753
TOTAL INVESTMENT SECURITIES — ( 100.0% )
(Cost $ 1,023,616,826 ) .......................................................... 1,027,239,301
TOTAL INVESTMENTS — (100.0%)
(Cost $1,023,616,826) .......................................................... $ 1,027,239,301

54
Dimensional Inflation-Protected Securities ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations .................. $— $1,025,666,548 $— $1,025,666,548
Investment Company ...................... 1,572,753 — — 1,572,753
Total Investments ......................... $1,572,753 $1,025,666,548 $— $1,027,239,301
See accompanying Notes to Financial Statements.

55
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS — (8.2%)
Federal National Mortgage
Association
2.500%, 11/01/55, 30YR
TBA ............... 49,007 $ 41,600,399
2.000%, 11/01/55, 30YR
TBA ............... 52,239 42,352,637
3.000%, 11/01/55, 30YR
TBA ............... 5,909 5,235,005
6.000%, 11/01/55, 30YR
TBA ............... 38,227 39,089,285
6.500%, 11/01/55, 30YR
TBA ............... 25,312 26,210,190
Government National Mortgage
Association
6.000%, 11/01/55, 30YR
TBA ............... 23,214 23,624,926
TOTAL AGENCY
OBLIGATIONS ........... 178,112,442
BONDS — (88.0%)
AUSTRALIA — (7.5%)
APA Infrastructure, Ltd.
1.250%, 03/15/33, MTN . EUR 1,500 1,476,279
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.684%, 03/18/26(*) .... 1,400 1,401,884
Ω SOFR+0.47%, FRN,
4.614%, 12/16/26(*) .... 430 430,855
EUR003M+0.40%, FRN,
2.434%, 05/21/27(*) .... EUR 7,800 9,023,080
Ω SOFR+0.65%, FRN,
4.753%, 09/30/27(*) .... 560 562,688
EUR003M+0.48%, FRN,
2.564%, 10/29/27(*), MTN EUR 235 272,217
BBSW3M+1.20%, FRN,
4.839%, 11/04/27(*), MTN AUD 2,100 1,392,805
Ω SOFR+0.62%, FRN,
4.744%, 06/18/28(*) .... 1,500 1,506,508
BBSW3M+0.86%, FRN,
4.419%, 06/18/29(*), MTN AUD 2,500 1,646,858
Ω SOFR+0.85%, FRN,
4.994%, 12/16/29(*) .... 1,600 1,618,080
SOFR+0.85%, FRN,
4.994%, 12/16/29(*) .... 1,172 1,185,243
Australia Government Bond
1.750%, 11/21/32 ...... AUD 384 216,584
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43 ...... 177 170,450
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 2,600 3,004,266
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Buckeye Partners, LP
Ω 4.500%, 03/01/28 ...... 275 $ 272,237
5.850%, 11/15/43 ...... 1,770 1,660,751
5.600%, 10/15/44 ...... 1,200 1,106,474
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 3,294 3,300,197
Ω SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 235 234,911
SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 1,000 999,619
BBSW3M+1.15%, FRN,
4.725%, 01/13/28(*), MTN AUD 2,800 1,856,304
Ω SOFR+0.64%, FRN,
4.788%, 03/14/28(*) .... 695 698,300
SOFR+0.64%, FRN,
4.788%, 03/14/28(*), MTN 221 222,049
BBSW3M+0.95%, FRN,
4.540%, 08/17/28(*), MTN AUD 2,000 1,322,161
Ω SOFR+0.81%, FRN,
4.958%, 03/14/30(*) .... 2,480 2,498,449
Ω SOFR+0.78%, FRN,
4.877%, 10/01/30(*) .... 6,000 6,038,862
Fortescue Treasury Pty, Ltd.
Ω 5.875%, 04/15/30 ...... 801 826,429
Ω 4.375%, 04/01/31 ...... 904 874,956
Ω 6.125%, 04/15/32 ...... 2,474 2,581,567
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 2,500 3,005,488
1.250%, 03/01/33, MTN . EUR 100 98,996
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.235%, 04/04/27(*) .... 150 150,784
Ω 6.500%, 10/06/33 ...... 780 861,549
Ω 5.634%, 04/04/34 ...... 100 104,282
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.455%, 12/18/26(*), MTN EUR 100 115,674
Ω SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 1,005 1,012,290
Ω SOFR+0.74%, FRN,
4.893%, 06/12/28(*) .... 4,400 4,422,255
3.202%, 09/17/29, MTN . EUR 3,251 3,824,364
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 258 281,499
4.747%, 01/23/30, MTN . EUR 649 802,106
National Australia Bank, Ltd.
BBSW3M+1.23%, FRN,
4.190%, 10/18/27(*), MTN AUD 3,740 2,456,599

56
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.60%, FRN,
4.649%, 10/26/27(*) .... 5,655 $ 5,691,644
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 2,300 1,520,786
Ω SOFR+0.65%, FRN,
4.798%, 06/13/28(*) .... 2,000 2,010,358
BBSW3M+0.90%, FRN,
4.447%, 03/22/29(*), MTN AUD 4,100 2,704,900
BBSW3M+0.82%, FRN,
4.432%, 11/14/29(*), MTN AUD 5,700 3,750,732
Ω SOFR+0.79%, FRN,
4.867%, 01/14/30(*) .... 7,360 7,426,468
New South Wales Treasury
Corp.
1.500%, 02/20/32 ...... AUD 10,000 5,529,711
2.000%, 03/08/33 ...... AUD 4,100 2,262,619
1.750%, 03/20/34 ...... AUD 11,700 6,093,685
4.750%, 02/20/35 ...... AUD 3,450 2,251,005
4.750%, 09/20/35 ...... AUD 1,950 1,265,464
4.250%, 02/20/36 ...... AUD 6,920 4,280,757
3.500%, 11/20/37 ...... AUD 2,500 1,395,308
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 100 106,162
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 200 134,395
5.250%, 05/21/38 ...... AUD 1,500 954,561
Queensland Treasury Corp.
Ω 1.750%, 07/20/34 ...... AUD 3,000 1,540,762
Ω 5.250%, 07/21/36 ...... AUD 400 266,938
Ω 5.000%, 07/21/37 ...... AUD 100 64,614
Ω 2.250%, 04/16/40 ...... AUD 200 89,056
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 5,650 2,924,109
2.000%, 05/23/36 ...... AUD 3,000 1,484,102
4.750%, 05/24/38 ...... AUD 1,730 1,086,034
2.250%, 05/24/40 ...... AUD 700 312,929
Treasury Corp. of Victoria
1.500%, 09/10/31, MTN . AUD 2,600 1,455,835
2.250%, 09/15/33 ...... AUD 3,500 1,929,258
2.250%, 11/20/34 ...... AUD 13,730 7,277,881
2.000%, 09/17/35 ...... AUD 22,000 11,077,989
4.750%, 09/15/36, MTN . AUD 1,100 701,768
2.000%, 11/20/37, MTN . AUD 15,050 7,003,950
5.250%, 09/15/38, MTN . AUD 2,370 1,547,739
5.500%, 09/15/39 ...... AUD 100 66,111
Western Australian Treasury
Corp.
2.000%, 10/24/34 ...... AUD 92 48,424
Westpac Banking Corp.
SOFR+0.72%, FRN,
4.982%, 11/17/25(*) .... 900 900,208
SOFR+0.42%, FRN,
4.490%, 04/16/26(*) .... 544 544,485
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
SOFR+0.52%, FRN,
4.756%, 06/03/26(*) .... 200 $ 200,313
SOFR+0.46%, FRN,
4.525%, 10/20/26(*) .... 745 746,256
BBSW3M+1.23%, FRN,
4.888%, 11/11/27(*), MTN AUD 1,900 1,260,742
BBSW3M+0.98%, FRN,
4.570%, 02/16/28(*), MTN AUD 3,600 2,379,394
5.535%, 11/17/28 ...... 100 104,588
1.953%, 11/20/28 ...... 350 330,307
BBSW3M+1.00%, FRN,
4.563%, 01/15/29(*), MTN AUD 2,300 1,521,945
SOFR+0.81%, FRN,
4.880%, 04/16/29(*) .... 235 236,966
BBSW3M+0.88%, FRN,
4.492%, 05/14/29(*), MTN AUD 2,800 1,846,204
2.150%, 06/03/31 ...... 100 90,206
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 120 119,073
TOTAL AUSTRALIA ....... 162,073,690
BELGIUM — (1.9%)
Anheuser-Busch InBev SA/NV
1.500%, 04/18/30, MTN . EUR 90 99,250
2.750%, 03/17/36, MTN . EUR 10 10,830
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 100 121,393
Dexia SA
SONIA/N+1.00%, FRN,
4.989%, 03/25/26(*), MTN GBP 7,500 9,879,667
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 100 109,045
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 1,672 1,732,000
Ω 3.100%, 06/22/35 ...... EUR 209 239,679
Ω 1.900%, 06/22/38 ...... EUR 29,780 28,921,728
Ministeries Van de Vlaamse
Gemeenschap
3.250%, 06/22/37, MTN . EUR 200 224,514
3.675%, 06/22/40, MTN . EUR 100 113,864
TOTAL BELGIUM ........ 41,451,970
CANADA — (13.3%)
American National Group, Inc.
5.000%, 06/15/27 ...... 161 161,968
Ω 6.144%, 06/13/32 ...... 585 611,873
6.000%, 07/15/35 ...... 280 284,455
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.822%, 09/15/26(*), MTN 126 126,258
SOFRINDX+0.76%, FRN,
4.949%, 06/04/27(*) .... 360 361,655
# 5.511%, 06/04/31 ...... 90 94,891
Bank of Nova Scotia (The)

57
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFRINDX+0.55%, FRN,
4.751%, 03/02/26(*) .... 150 $ 150,147
SOFR+0.61%, FRN,
4.758%, 09/15/26(*) .... 250 250,622
SOFRINDX+0.78%, FRN,
4.969%, 06/04/27(*) .... 150 150,725
SOFRINDX+1.08%, FRN,
5.109%, 08/01/29(*) .... 920 929,586
Barrick North America Finance
LLC
5.750%, 05/01/43 ...... 100 103,338
Brookfield Finance, Inc.
6.350%, 01/05/34 ...... 355 386,544
5.675%, 01/15/35 ...... 144 149,534
Canada Housing Trust No. 1
Ω 1.950%, 12/15/25 ...... CAD 4,000 2,853,542
Canadian Government Bond
2.000%, 06/01/32 ...... CAD 1,623 1,097,000
2.500%, 12/01/32 ...... CAD 5,529 3,837,765
5.750%, 06/01/33 ...... CAD 459 388,480
Canadian Imperial Bank of
Commerce
EUR003M+0.40%, FRN,
2.380%, 03/27/26(*) .... EUR 2,000 2,310,721
SOFR+1.22%, FRN,
5.397%, 10/02/26(*) .... 100 100,797
SOFR+0.94%, FRN,
5.046%, 06/28/27(*) .... 300 302,213
3.807%, 07/09/29, MTN . EUR 300 358,611
6.092%, 10/03/33 ...... 100 108,820
Canadian Natural Resources,
Ltd.
6.500%, 02/15/37 ...... 1,374 1,497,803
6.250%, 03/15/38 ...... 3,162 3,374,169
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 65 63,410
# 6.750%, 11/15/39 ...... 53 58,446
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 700 722,830
CPPIB Capital, Inc.
1.250%, 12/07/27 ...... GBP 700 871,728
3.950%, 06/02/32 ...... CAD 6,400 4,781,078
4.750%, 06/02/33 ...... CAD 15,000 11,723,156
4.300%, 06/02/34 ...... CAD 2,200 1,663,798
0.750%, 02/02/37, MTN . EUR 4,450 3,919,064
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 318 375,846
5.500%, 09/15/40 ...... 919 920,415
Enbridge, Inc.
4.500%, 06/10/44 ...... 100 85,707
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 400 425,563
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,800 1,567,387
Face
Amount^
Value†
(000)
CANADA — (Continued)
ITC Holdings Corp.
5.300%, 07/01/43 ...... 300 289,622
Kinross Gold Corp.
6.250%, 07/15/33 ...... 437 476,457
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 150 156,406
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 281 342,832
Methanex Corp.
# 5.250%, 12/15/29 ...... 1,972 1,966,261
5.650%, 12/01/44 ...... 380 330,629
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 100 118,568
Ω 1.850%, 05/03/32 ...... EUR 400 432,881
4.300%, 06/02/34 ...... CAD 5,000 3,756,486
Province of Alberta Canada
5.200%, 05/15/34, MTN . AUD 100 66,344
3.950%, 06/01/35 ...... CAD 20,100 14,733,831
Province of British Columbia
Canada
5.250%, 05/23/34, MTN . AUD 6,990 4,659,573
4.150%, 06/18/34 ...... CAD 22,250 16,642,362
4.000%, 06/18/35 ...... CAD 11,900 8,719,533
3.400%, 05/24/39 ...... EUR 7,900 8,964,921
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 10,000 7,416,408
3.800%, 06/02/33 ...... CAD 11,550 8,480,799
4.250%, 06/02/34 ...... CAD 16,500 12,407,001
4.850%, 08/28/34, MTN . AUD 100 64,515
3.700%, 06/02/35 ...... CAD 12,000 8,583,235
5.700%, 03/05/37 ...... CAD 2,600 2,154,615
4.650%, 03/05/40 ...... CAD 4,000 2,997,024
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 17,200 12,448,349
Province of Ontario Canada
3.750%, 06/02/32 ...... CAD 3,000 2,216,251
3.650%, 06/02/33 ...... CAD 2,000 1,458,445
5.350%, 05/08/34, MTN . AUD 395 264,703
4.150%, 06/02/34 ...... CAD 18,000 13,489,691
3.800%, 12/02/34 ...... CAD 14,400 10,471,718
3.600%, 06/02/35 ...... CAD 14,500 10,320,494
4.600%, 06/02/39 ...... CAD 6,000 4,543,453
Province of Quebec Canada
0.500%, 01/25/32, MTN . EUR 1,000 1,002,310
3.250%, 09/01/32 ...... CAD 5,000 3,575,920
3.000%, 01/24/33, MTN . EUR 1,700 1,967,298
3.600%, 09/01/33 ...... CAD 7,500 5,430,521
4.450%, 09/01/34 ...... CAD 23,000 17,528,523
5.100%, 06/04/35, MTN . AUD 12,400 8,107,452
5.750%, 12/01/36 ...... CAD 400 333,734
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 1,200 1,401,797

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
3.800%, 06/02/35 ...... CAD 22,400 $ 16,217,558
PSP Capital, Inc.
3.250%, 07/02/34, MTN . EUR 1,000 1,163,364
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 855 995,542
5.450%, 10/01/43 ...... 105 101,023
Royal Bank of Canada
5.228%, 06/24/30 ...... CAD 2,400 1,855,955
4.375%, 10/02/30, MTN . EUR 289 357,538
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 150 153,150
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 296 332,295
6.800%, 05/15/38 ...... 1,741 1,922,780
6.850%, 06/01/39 ...... 702 782,187
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.148%, 07/17/26(*), MTN 200 201,206
EUR003M+0.35%, FRN,
2.384%, 02/16/27(*) .... EUR 7,000 8,091,211
SOFR+0.73%, FRN,
4.822%, 04/05/27(*) .... 260 261,013
BBSW3M+1.20%, FRN,
4.699%, 07/23/29(*), MTN AUD 3,300 2,175,494
SOFR+1.03%, FRN,
5.160%, 12/17/29(*) .... 350 352,603
1.952%, 04/08/30, MTN . EUR 200 221,726
3.563%, 04/16/31, MTN . EUR 2,100 2,483,127
3.200%, 03/10/32, MTN . 150 139,637
4.456%, 06/08/32 ...... 150 149,976
3.129%, 08/03/32, MTN . EUR 250 287,244
TransCanada PipeLines , Ltd.
6.200%, 10/15/37 ...... 1,366 1,470,732
7.625%, 01/15/39 ...... 432 517,586
6.100%, 06/01/40 ...... 1,270 1,342,333
TOTAL CANADA ......... 287,066,187
DENMARK — (1.0%)
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 1,650 1,923,104
3.375%, 11/06/34, MTN . EUR 200 229,283
Kommunekredit
2.440%, 11/17/29, MTN . EUR 400 418,806
Novo Nordisk Finance
Netherlands BV
3.125%, 01/21/29, MTN . EUR 200 235,065
3.250%, 01/21/31, MTN . EUR 3,892 4,584,472
3.125%, 05/27/33, MTN . EUR 4,228 4,890,600
3.375%, 05/21/34, MTN . EUR 7,581 8,853,250
3.625%, 05/27/37, MTN . EUR 900 1,048,241
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 100 118,119
TOTAL DENMARK ....... 22,300,940
FINLAND — (1.0%)
Finland Government Bond
Face
Amount^
Value†
(000)
FINLAND — (Continued)
Ω 2.443%, 09/15/30 ...... EUR 355 $ 364,302
Kuntarahoitus OYJ
5.125%, 07/22/27, MTN . GBP 600 803,959
2.750%, 02/02/34, MTN . EUR 3,000 3,421,346
Neste OYJ
3.875%, 05/21/31, MTN . EUR 650 776,615
Nokia OYJ
6.625%, 05/15/39 ...... 4,825 5,219,439
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.860%, 03/19/27(*) .... 535 537,652
Ω SOFR+0.70%, FRN,
4.889%, 03/17/28(*) .... 350 351,938
Nordea Kiinnitysluottopankki
OYJ
1.375%, 02/28/33 ...... EUR 3,045 3,182,179
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.380%, 03/28/27(*) .... EUR 1,900 2,196,874
0.100%, 11/16/27, MTN . EUR 100 110,300
2.875%, 11/27/29, MTN . EUR 4,055 4,722,316
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 177 212,460
Ω# 7.250%, 04/15/36 ...... 495 557,148
TOTAL FINLAND ......... 22,456,528
FRANCE — (6.6%)
Action Logement Services
4.125%, 10/03/38, MTN . EUR 700 822,581
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 2,200 2,571,144
Agence Francaise de
Developpement EPIC
3.500%, 02/25/33 ...... EUR 2,500 2,925,186
3.375%, 05/25/33 ...... EUR 1,400 1,618,451
Agence France Locale
3.000%, 08/20/32, MTN . EUR 2,500 2,859,241
3.125%, 03/20/33, MTN . EUR 8,200 9,359,250
3.125%, 03/20/34, MTN . EUR 300 339,779
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
5.184%, 01/23/27(*) .... 200 201,329
Ω SOFRINDX+1.07%, FRN,
5.332%, 02/16/28(*) .... 250 251,705
0.750%, 01/17/30 ...... EUR 900 950,225
Ω SOFRINDX+1.23%, FRN,
5.286%, 01/22/30(*) .... 886 893,117
4.375%, 05/02/30, MTN . EUR 1,600 1,947,388
0.625%, 02/21/31, MTN . EUR 200 202,206
4.750%, 11/10/31, MTN . EUR 4,500 5,600,953
1.125%, 01/19/32, MTN . EUR 100 101,428
3.625%, 09/14/32, MTN . EUR 100 118,056
3.750%, 02/03/34, MTN . EUR 100 118,241
BNP Paribas SA

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
4.095%, 02/13/34, MTN . EUR 4,200 $ 5,025,905
Bouygues SA
5.375%, 06/30/42 ...... EUR 300 390,371
BPCE SA
4.500%, 01/13/33, MTN . EUR 300 368,393
3.875%, 01/25/36 ...... EUR 3,100 3,670,472
Bpifrance SACA
3.000%, 05/25/32, MTN . EUR 2,000 2,292,255
3.375%, 11/25/32 ...... EUR 2,500 2,924,361
3.375%, 05/25/34, MTN . EUR 1,700 1,958,433
Caisse d'Amortissement de la
Dette Sociale
2.875%, 05/25/30, MTN . EUR 200 233,236
Caisse des Depots et
Consignations
3.125%, 05/25/33 ...... EUR 4,300 4,946,809
Caisse Francaise de
Financement Local SA
3.125%, 07/20/33, MTN . EUR 19,300 22,332,784
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 114,377
Covivio SA
3.625%, 06/17/34, MTN . EUR 500 571,225
Credit Agricole SA
3.125%, 02/26/32, MTN . EUR 500 578,284
4.375%, 11/27/33, MTN . EUR 300 367,553
3.500%, 09/26/34 ...... EUR 200 230,082
Electricite de France SA
4.625%, 04/26/30, MTN . EUR 50 61,909
Engie SA
4.250%, 09/06/34, MTN . EUR 2,100 2,540,291
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 7,734 8,900,706
Gestion Securite de Stocks
Securite SA
3.375%, 06/29/30, MTN . EUR 100 118,381
ICADE
1.000%, 01/19/30 ...... EUR 100 104,969
4.375%, 05/22/35, MTN . EUR 1,600 1,849,248
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 1,300 1,233,069
0.675%, 11/24/36, MTN . EUR 1,100 927,337
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 236,818
3.375%, 02/05/30, MTN . EUR 200 238,324
3.000%, 03/07/32, MTN . EUR 11,800 13,733,454
3.125%, 11/07/32, MTN . EUR 2,600 3,044,918
3.500%, 09/07/33, MTN . EUR 2,200 2,626,585
Orange SA
8.125%, 11/20/28, MTN . GBP 50 72,909
RCI Banque SA
3.875%, 09/30/30, MTN . EUR 150 176,942
4.125%, 04/04/31 ...... EUR 575 683,735
Face
Amount^
Value†
(000)
FRANCE — (Continued)
Region of Ile de France
3.650%, 05/25/35, MTN . EUR 300 $ 351,714
SFIL SA
3.000%, 09/24/30, MTN . EUR 2,900 3,379,703
3.000%, 06/23/32 ...... EUR 2,600 2,972,523
SNCF Reseau
1.875%, 03/30/34, MTN . EUR 2,300 2,348,207
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 96,744
Societe Generale SA
6.250%, 06/22/33, MTN . GBP 1,700 2,400,211
Societe Nationale SNCF SACA
3.375%, 05/25/33 ...... EUR 100 116,424
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 300 388,279
4.250%, 04/08/31 ...... EUR 300 355,196
TotalEnergies Capital
International SA
3.455%, 02/19/29 ...... 250 245,344
1.994%, 04/08/32, MTN . EUR 100 108,672
2.986%, 06/29/41 ...... 1,253 950,237
TotalEnergies Capital SA
# 5.150%, 04/05/34 ...... 656 681,909
UNEDIC ASSEO
1.250%, 05/25/33, MTN . EUR 9,600 9,712,375
3.375%, 11/25/33, MTN . EUR 200 233,587
Unibail - Rodamco -Westfield SE
4.125%, 12/11/30, MTN . EUR 1,000 1,208,383
1.875%, 01/15/31, MTN . EUR 300 325,083
3.875%, 09/11/34, MTN . EUR 300 348,489
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 50 68,755
Vinci SA
EUR003M+0.25%, FRN,
2.279%, 05/13/26(*) .... EUR 1,000 1,154,566
WEA Finance LLC
Ω 2.875%, 01/15/27 ...... 300 294,270
Ω 3.500%, 06/15/29 ...... 1,209 1,168,939
Wendel SE
4.500%, 06/19/30 ...... EUR 100 121,063
TOTAL FRANCE ......... 142,465,088
GERMANY — (3.1%)
Allianz Finance II BV
1.500%, 01/15/30, MTN . EUR 700 774,672
Bayer AG
4.625%, 05/26/33, MTN . EUR 120 148,251
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 855 794,275
Ω 5.500%, 07/30/35 ...... 205 207,234
Ω 4.625%, 06/25/38 ...... 3,269 2,958,354
Ω 4.400%, 07/15/44 ...... 602 488,420
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 920 993,729

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
BMW Finance NV
3.250%, 07/22/30, MTN . EUR 90 $ 106,745
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 235 276,153
3.500%, 01/22/33, MTN . EUR 1,815 2,127,372
3.375%, 08/27/34, MTN . EUR 650 747,311
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.646%, 04/02/26(*) .... 150 150,158
Ω SOFRINDX+0.80%, FRN,
5.074%, 08/13/26(*) .... 350 351,205
Ω SOFRINDX+0.92%, FRN,
5.194%, 08/13/27(*) .... 100 100,527
Ω 4.850%, 08/13/31 ...... 100 101,486
3.375%, 02/02/34, MTN . EUR 176 202,859
Ω# 5.400%, 03/21/35 ...... 175 181,466
Bundesrepublik Deutschland
Bundesanleihe
2.100%, 11/15/29 ...... EUR 127 146,353
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 100 112,198
0.625%, 04/15/36, MTN . EUR 100 89,053
3.375%, 01/29/38, MTN . EUR 3,814 4,395,891
0.875%, 06/23/39, MTN . EUR 143 118,502
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 100 120,144
1.500%, 04/04/32 ...... EUR 3,000 3,180,337
3.875%, 09/28/33 ...... EUR 2,200 2,671,772
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 40 59,609
Ω 4.875%, 03/06/42 ...... 500 468,380
E.ON International Finance BV
5.875%, 10/30/37, MTN . GBP 100 134,438
Ω 6.650%, 04/30/38 ...... 500 559,255
E.ON SE
4.000%, 08/29/33, MTN . EUR 65 79,358
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 ...... 372 361,945
Ω 2.375%, 02/16/31 ...... 2,375 2,104,310
Ω 3.000%, 12/01/31 ...... 2,035 1,824,564
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 133 156,303
Heidelberg Materials AG
3.950%, 07/19/34 ...... EUR 250 298,100
Mercedes-Benz Finance North
America LLC
8.500%, 01/18/31 ...... 100 119,036
Ω 5.050%, 08/03/33 ...... 300 306,865
Ω 5.000%, 01/11/34 ...... 508 513,403
Mercedes-Benz International
Finance BV
3.700%, 05/30/31, MTN . EUR 90 108,403
Face
Amount^
Value†
(000)
GERMANY — (Continued)
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 500 $ 523,723
Siemens
Financieringsmaatschappij NV
EUR003M+0.23%, FRN,
2.245%, 12/18/25(*) .... EUR 300 346,340
1.000%, 02/25/30 ...... EUR 300 326,534
1.375%, 09/06/30, MTN . EUR 258 286,457
3.125%, 05/27/33, MTN . EUR 8,700 10,151,240
0.500%, 09/05/34, MTN . EUR 262 247,370
3.375%, 02/22/37 ...... EUR 10,200 11,732,105
Ω 2.875%, 03/11/41 ...... 316 241,233
Sixt SE
3.250%, 01/22/30, MTN . EUR 100 116,652
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 382 400,618
Sudzucker International Finance
BV
4.125%, 01/29/32 ...... EUR 4,500 5,334,147
T-Mobile USA, Inc.
6.700%, 12/15/33 ...... 1,695 1,896,037
4.375%, 04/15/40 ...... 625 561,512
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 122,123
Volkswagen Financial Services
AG
3.625%, 05/19/29 ...... EUR 400 470,747
0.375%, 02/12/30, MTN . EUR 190 196,080
3.875%, 09/10/30 ...... EUR 533 634,906
3.875%, 11/19/31 ...... EUR 500 587,274
Volkswagen Group of America
Finance LLC
Ω 5.800%, 03/27/35 ...... 550 565,682
Volkswagen International
Finance NV
4.250%, 03/29/29, MTN . EUR 100 120,327
Volkswagen Leasing GmbH
4.750%, 09/25/31, MTN . EUR 385 475,556
ZF North America Capital, Inc.
Ω 6.875%, 04/14/28 ...... 668 672,108
Ω 7.125%, 04/14/30 ...... 1,755 1,708,444
TOTAL GERMANY ....... 66,355,651
IRELAND — (0.1%)
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
3.300%, 01/30/32 ...... 395 364,526
3.400%, 10/29/33 ...... 470 424,048
3.850%, 10/29/41 ...... 1,450 1,198,243
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 400 492,517
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 160 166,109
TOTAL IRELAND ......... 2,645,443

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
ITALY — (1.4%)
Eni SpA
4.250%, 05/19/33, MTN . EUR 3,900 $ 4,759,373
3.875%, 01/15/34, MTN . EUR 1,500 1,782,239
Ω 5.700%, 10/01/40 ...... 100 98,614
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 222 220,628
Ω 4.000%, 09/23/29 ...... 250 245,755
5.125%, 08/29/31, MTN . EUR 150 192,121
5.625%, 03/08/33, MTN . EUR 150 197,533
6.625%, 05/31/33, MTN . GBP 500 715,739
Ω 6.625%, 06/20/33 ...... 1,853 2,039,385
Ω 7.200%, 11/28/33 ...... 1,655 1,885,471
Italy Buoni Poliennali Del
Tesoro
0.950%, 06/01/32 ...... EUR 25 25,566
4.350%, 11/01/33 ...... EUR 1,219 1,530,588
Ω 4.000%, 04/30/35 ...... EUR 500 614,381
3.600%, 10/01/35 ...... EUR 693 816,160
Ω 0.950%, 03/01/37 ...... EUR 450 397,314
Ω 2.950%, 09/01/38 ...... EUR 6,438 6,944,183
Telecom Italia Capital SA
6.375%, 11/15/33 ...... 720 758,573
# 6.000%, 09/30/34 ...... 1,005 1,029,275
7.200%, 07/18/36 ...... 1,456 1,585,991
7.721%, 06/04/38 ...... 1,537 1,718,492
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,600 3,120,481
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 200 235,030
TOTAL ITALY ........... 30,912,892
JAPAN — (7.4%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,075 749,699
Aircastle , Ltd.
Ω 2.850%, 01/26/28 ...... 550 531,273
Ω 5.950%, 02/15/29 ...... 1,100 1,145,490
American Honda Finance Corp.
SOFR+0.92%, FRN,
4.999%, 01/12/26(*) .... 355 355,487
SOFR+0.50%, FRN,
4.579%, 01/12/26(*), MTN 400 400,185
SOFR+0.55%, FRN,
4.790%, 05/21/26(*), MTN 150 150,153
SOFRINDX+0.72%, FRN,
4.812%, 10/05/26(*) .... 624 625,522
SOFR+0.77%, FRN,
4.923%, 03/12/27(*) .... 200 200,367
SOFR+0.71%, FRN,
4.791%, 07/09/27(*) .... 610 610,676
SOFR+0.72%, FRN,
4.776%, 10/22/27(*) .... 100 100,099
SOFR+0.82%, FRN,
5.056%, 03/03/28(*) .... 1,644 1,645,828
3.300%, 03/21/29, MTN . EUR 200 234,770
Face
Amount^
Value†
(000)
JAPAN — (Continued)
3.650%, 04/23/31, MTN . EUR 931 $ 1,100,475
3.500%, 06/27/31 ...... EUR 206 241,384
3.950%, 03/19/32, MTN . EUR 3,330 3,968,384
4.900%, 01/10/34 ...... 450 454,968
5.200%, 03/05/35 ...... 150 152,688
Development Bank of Japan,
Inc.
4.750%, 11/26/27, MTN . EUR 50 60,565
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,313,000 8,361,591
Japan Government Ten Year
Bond
0.100%, 06/20/27 ...... JPY 1,299,700 8,333,502
0.100%, 12/20/30 ...... JPY 89,900 550,995
0.100%, 06/20/31 ...... JPY 699,000 4,249,582
0.200%, 03/20/32 ...... JPY 777,300 4,695,184
Japan Government Thirty Year
Bond
2.300%, 03/20/35 ...... JPY 1,251,050 8,602,365
2.500%, 06/20/36 ...... JPY 1,428,800 9,957,499
Japan Government Twenty Year
Bond
1.500%, 03/20/34 ...... JPY 804,350 5,212,259
0.400%, 03/20/36 ...... JPY 2,144,150 12,189,316
0.600%, 12/20/37 ...... JPY 4,326,900 24,126,775
0.500%, 06/20/38 ...... JPY 1,710,150 9,288,572
1.100%, 06/20/43 ...... JPY 2,633,050 13,830,883
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 6,000 6,924,327
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 250 270,781
4.029%, 09/05/32, MTN . EUR 300 362,403
4.416%, 05/20/33, MTN . EUR 4,700 5,803,241
3.980%, 05/21/34, MTN . EUR 800 959,173
3.767%, 08/27/34, MTN . EUR 400 472,828
Nissan Motor Acceptance Co.
LLC
Ω 2.000%, 03/09/26 ...... 250 246,871
Ω 1.850%, 09/16/26 ...... 165 159,850
Ω 5.300%, 09/13/27 ...... 315 313,612
2.750%, 03/09/28 ...... 45 42,233
Ω 2.750%, 03/09/28 ...... 689 646,633
Ω 7.050%, 09/15/28 ...... 986 1,025,786
Ω 2.450%, 09/15/28 ...... 315 287,996
Nissan Motor Co., Ltd.
Ω 4.345%, 09/17/27 ...... 550 538,901
Ω 4.810%, 09/17/30 ...... 2,701 2,533,310
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 250 296,401
3.447%, 10/22/31, MTN . EUR 7,985 9,266,936
Protective Life Corp.
8.450%, 10/15/39 ...... 249 311,648
SoftBank Group Corp.

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
3.375%, 07/06/29 ...... EUR 200 $ 225,585
6.750%, 07/08/29 ...... 200 205,574
4.000%, 09/19/29 ...... EUR 100 115,593
5.250%, 07/06/31 ...... 750 723,468
7.000%, 07/08/31 ...... 1,011 1,052,058
3.875%, 07/06/32 ...... EUR 100 110,653
5.750%, 07/08/32 ...... EUR 1,155 1,392,596
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.17%, FRN,
5.261%, 07/09/29(*) .... 1,258 1,270,829
0.632%, 10/23/29, MTN . EUR 506 538,330
SOFR+1.05%, FRN,
5.131%, 04/15/30(*) .... 250 250,810
3.318%, 10/07/31, MTN . EUR 258 302,497
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
5.164%, 09/10/27(*) .... 450 454,526
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.742%, 01/05/26(*), MTN 300 300,235
SOFR+0.45%, FRN,
4.713%, 05/15/26(*) .... 305 305,211
SOFRINDX+0.89%, FRN,
5.150%, 05/18/26(*) .... 100 100,340
SOFR+0.77%, FRN,
5.064%, 08/07/26(*) .... 200 200,800
SOFR+0.65%, FRN,
4.770%, 03/19/27(*), MTN 100 100,405
3.850%, 07/24/30, MTN . EUR 100 120,371
TOTAL JAPAN ........... 160,359,347
LUXEMBOURG — (0.7%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 3,520 4,099,154
# 6.800%, 11/29/32 ...... 2,507 2,792,018
# 6.000%, 06/17/34 ...... 101 108,390
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 712 829,006
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 5,700 7,144,852
2.250%, 12/19/39 ...... EUR 200 180,454
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 823 962,678
TOTAL LUXEMBOURG .... 16,116,552
NETHERLANDS — (1.6%)
ABN AMRO Bank NV
2.750%, 06/04/29, MTN . EUR 800 929,099
3.125%, 01/21/30, MTN . EUR 100 117,727
3.000%, 02/25/31, MTN . EUR 3,800 4,425,017
3.000%, 10/01/31 ...... EUR 7,100 8,263,511
BNG Bank NV
2.450%, 07/21/32, MTN . AUD 1,600 913,380
0.010%, 10/05/32, MTN . EUR 1,300 1,243,964
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
0.125%, 04/19/33, MTN . EUR 1,800 $ 1,707,764
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.992%, 10/05/26(*) .... 6,655 6,689,682
SOFRINDX+0.89%, FRN,
4.958%, 10/17/29(*) .... 645 649,256
3.822%, 07/26/34, MTN . EUR 1,000 1,196,747
5.250%, 05/23/41, MTN . GBP 351 453,231
5.250%, 05/24/41 ...... 300 303,031
CTP NV
4.750%, 02/05/30, MTN . EUR 105 128,533
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 1,360 1,342,831
3.250%, 04/09/33, MTN . EUR 1,968 2,298,033
Heineken NV
4.125%, 03/23/35, MTN . EUR 100 121,625
Koninklijke KPN NV
3.875%, 02/16/36, MTN . EUR 3,400 4,003,126
Koninklijke Philips NV
6.875%, 03/11/38 ...... 213 240,932
5.000%, 03/15/42 ...... 100 94,534
Netherlands Government Bond
Ω 2.310%, 07/15/30 ...... EUR 160 165,885
TOTAL NETHERLANDS ... 35,287,908
NEW ZEALAND — (0.5%)
New Zealand Government Bond
4.250%, 05/15/34 ...... NZD 5,324 3,115,065
2.750%, 04/15/37 ...... NZD 15,082 7,434,898
TOTAL NEW ZEALAND .... 10,549,963
NORWAY — (0.6%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 5,250 6,182,687
Ω 6.000%, 06/13/33 ...... 1,000 1,047,970
Ω 5.125%, 10/01/34 ...... 735 722,280
Equinor ASA
3.125%, 04/06/30 ...... 250 240,107
2.375%, 05/22/30 ...... 250 232,465
1.375%, 05/22/32, MTN . EUR 1,725 1,796,838
3.625%, 04/06/40 ...... 900 767,152
5.100%, 08/17/40 ...... 1,492 1,498,688
4.250%, 11/23/41 ...... 105 95,281
3.950%, 05/15/43 ...... 310 264,441
SpareBank 1 SMN
3.500%, 05/23/29, MTN . EUR 349 414,016
TOTAL NORWAY ........ 13,261,925
SINGAPORE — (0.4%)
DBS Group Holdings, Ltd.
SOFR+0.60%, FRN,
4.730%, 03/21/28(*) .... 4,600 4,618,829
Ω SOFR+0.60%, FRN,
4.730%, 03/21/28(*) .... 300 301,228
Ω SOFR+0.65%, FRN,
4.780%, 03/21/30(*) .... 1,750 1,757,640

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SINGAPORE — (Continued)
United Overseas Bank, Ltd.
Ω SOFRINDX+0.58%, FRN,
4.686%, 04/02/28(*) .... 1,650 $ 1,655,423
TOTAL SINGAPORE ...... 8,333,120
SPAIN — (1.4%)
Abertis France SAS
4.250%, 03/18/30, MTN . EUR 100 120,875
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 100 119,154
5.125%, 04/23/31, MTN . EUR 2,900 3,645,149
Autonomous Community of
Madrid Spain
3.596%, 04/30/33 ...... EUR 90 108,338
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 200 244,717
6.938%, 11/07/33 ...... 200 229,246
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 200 245,492
4.375%, 11/29/33, MTN . EUR 8,000 10,004,678
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 200 231,155
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 650 762,613
Spain Government Bond
Ω 3.550%, 10/31/33 ...... EUR 247 297,811
Ω 0.850%, 07/30/37 ...... EUR 574 503,978
Ω 3.900%, 07/30/39 ...... EUR 5,588 6,740,557
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 2,100 2,435,891
4.055%, 01/24/36, MTN . EUR 1,300 1,527,482
7.045%, 06/20/36 ...... 2,636 2,971,898
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 50 67,312
TOTAL SPAIN ........... 30,256,346
SUPRANATIONAL — (2.8%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.237%, 08/27/26(*) .... 200 201,368
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.301%, 04/15/26(*) .... 200 200,094
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.100%, 05/20/30, MTN . EUR 100 103,370
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.267%, 04/14/26(*) .... 250 249,957
SOFRINDX+0.33%, FRN,
4.593%, 02/20/28(*) .... 1,478 1,479,417
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.30%, FRN,
4.562%, 02/16/29(*) .... 1,400 $ 1,398,696
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 119,091
2.625%, 05/07/30, MTN . EUR 700 813,301
1.250%, 05/24/33, MTN . EUR 2,630 2,717,516
3.375%, 08/30/38, MTN . EUR 4,050 4,752,580
European Investment Bank
SONCINDX+1.00%, FRN,
4.989%, 01/18/27(*) .... GBP 2,000 2,653,721
SOFRINDX+0.32%, FRN,
4.609%, 08/14/29(*) .... 258 258,180
4.000%, 04/15/30, MTN . EUR 500 616,499
0.010%, 11/15/35 ...... EUR 3,600 3,108,592
European Union
1.625%, 12/04/29, MTN . EUR 400 448,578
2.750%, 12/13/32, MTN . EUR 3,400 3,922,825
3.250%, 07/04/34 ...... EUR 1,140 1,349,812
3.014%, 07/04/35, MTN . EUR 700 606,608
0.200%, 06/04/36, MTN . EUR 400 341,434
3.375%, 10/04/38, MTN . EUR 3,000 3,470,998
0.450%, 07/04/41, MTN . EUR 1,000 731,951
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
4.363%, 04/12/27(*) .... 400 400,350
SOFRINDX+0.35%, FRN,
4.450%, 10/04/27(*) .... 1,120 1,121,892
SOFRINDX+0.27%, FRN,
4.400%, 03/20/28(*) .... 755 754,580
SOFRINDX+0.35%, FRN,
4.450%, 10/05/28(*) .... 405 405,344
SOFRINDX+0.30%, FRN,
4.585%, 02/15/29(*) .... 1,600 1,597,280
SOFRINDX+0.37%, FRN,
4.408%, 08/01/29(*) .... 800 800,171
SOFRINDX+0.39%, FRN,
4.551%, 03/13/30(*) .... 11,700 11,688,858
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
4.342%, 06/15/26(*) .... 100 100,065
SOFRINDX+0.31%, FRN,
4.434%, 09/23/26(*) .... 510 510,368
SOFRINDX+0.37%, FRN,
4.453%, 01/12/27(*) .... 750 751,053
SOFRINDX+0.28%, FRN,
4.526%, 02/23/27(*) .... 550 550,638
SOFRINDX+0.27%, FRN,
4.431%, 06/15/27(*) .... 1,021 1,021,634
SOFRINDX+0.43%, FRN,
4.697%, 08/19/27(*) .... 1,050 1,053,927
SOFRINDX+0.30%, FRN,
4.585%, 05/15/28(*) .... 1,150 1,150,831

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.29%, FRN,
4.541%, 11/22/28(*) .... 1,100 $ 1,098,152
SOFRINDX+0.30%, FRN,
4.362%, 01/24/29(*) .... 750 748,231
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.437%, 03/16/26(*) .... 550 550,160
SOFRINDX+0.31%, FRN,
4.550%, 08/28/28(*), MTN 4,800 4,800,649
3.635%, 08/26/33, MTN . AUD 1,000 609,049
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
5.297%, 05/12/26(*) .... 450 451,905
TOTAL SUPRANATIONAL . 59,709,725
SWEDEN — (1.4%)
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 150 159,698
Investor AB
2.750%, 06/10/32 ...... EUR 200 226,544
0.375%, 10/29/35, MTN . EUR 600 517,153
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 750 879,704
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 12,050 13,938,696
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 3,150 3,750,433
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.876%, 05/28/27(*) .... 435 436,777
Ω SOFR+0.74%, FRN,
4.974%, 05/23/28(*) .... 3,235 3,253,922
0.050%, 09/06/28, MTN . EUR 435 469,591
2.875%, 02/17/32, MTN . EUR 4,521 5,252,476
Swedbank AB
4.125%, 11/13/28, MTN . EUR 200 241,856
TOTAL SWEDEN ......... 29,126,850
SWITZERLAND — (0.1%)
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 1,350 1,557,643
UBS Group AG
0.625%, 02/24/33 ...... EUR 1,000 954,889
TOTAL SWITZERLAND .... 2,512,532
UNITED ARAB EMIRATES
— (0.1%)
CI Financial Corp.
3.200%, 12/17/30 ...... 1,766 1,590,581
TOTAL UNITED ARAB
EMIRATES ............. 1,590,581
UNITED KINGDOM — (2.9%)
Ashtead Capital, Inc.
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
Ω 5.500%, 08/11/32 ...... 870 $ 897,052
Ω 5.550%, 05/30/33 ...... 700 721,003
Ω 5.800%, 04/15/34 ...... 2,058 2,154,879
Astrazeneca Finance LLC
4.900%, 02/26/31 ...... 1,100 1,138,032
Barclays PLC
3.250%, 01/17/33, MTN . GBP 1,500 1,738,787
BAT Capital Corp.
5.834%, 02/20/31 ...... 100 105,781
6.000%, 02/20/34 ...... 220 234,831
4.390%, 08/15/37 ...... 2,441 2,242,784
3.734%, 09/25/40 ...... 419 340,525
7.079%, 08/02/43 ...... 2,572 2,899,439
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 350 419,699
British Telecommunications
PLC
5.750%, 12/07/28 ...... GBP 335 461,541
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 444 463,002
Harbour Energy PLC
Ω 6.327%, 04/01/35 ...... 300 307,325
HSBC Holdings PLC
# 6.100%, 01/14/42 ...... 980 1,070,000
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.149%, 03/04/27(*) .... 810 814,747
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 1,875 2,161,485
Macquarie Airfinance Holdings,
Ltd.
Ω 6.500%, 03/26/31 ...... 2,721 2,904,129
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 5,248 6,144,203
2.375%, 07/03/39, MTN . GBP 400 360,776
1.500%, 01/20/41, MTN . GBP 100 74,596
4.875%, 01/17/43, MTN . GBP 100 114,789
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 2,100 2,618,158
National Grid PLC
3.245%, 03/30/34, MTN . EUR 150 169,014
4.275%, 01/16/35, MTN . EUR 300 364,060
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 300 200,086
NatWest Markets PLC
5.899%, 08/23/28, MTN . AUD 300 203,799
3.125%, 01/10/30, MTN . EUR 889 1,038,346
Reynolds American, Inc.
# 5.700%, 08/15/35 ...... 275 286,367
7.250%, 06/15/37 ...... 1,202 1,386,044
8.125%, 05/01/40 ...... 494 591,431
7.000%, 08/04/41 ...... 648 692,432

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
6.150%, 09/15/43 ...... 651 $ 669,946
Segro PLC
3.500%, 09/24/32, MTN . EUR 2,689 3,114,403
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 50 66,896
3.500%, 10/16/30, MTN . EUR 145 170,578
SSE PLC
8.375%, 11/20/28, MTN . GBP 60 87,777
U.K. Gilt
1.500%, 07/22/26 ...... GBP 250 323,433
4.500%, 03/07/35 ...... GBP 2,567 3,394,953
4.250%, 09/07/39 ...... GBP 4,600 5,728,575
4.375%, 01/31/40 ...... GBP 8,600 10,786,652
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,164 2,498,938
TOTAL UNITED KINGDOM . 62,161,293
UNITED STATES — (32.2%)
Abbott Laboratories
4.750%, 11/30/36 ...... 50 50,513
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 907 905,397
4.500%, 10/04/34 ...... 768 757,242
Advance Auto Parts, Inc.
1.750%, 10/01/27 ...... 595 556,378
# 3.900%, 04/15/30 ...... 1,875 1,719,233
# 3.500%, 03/15/32 ...... 4,459 3,862,649
AES Corp. (The)
1.375%, 01/15/26 ...... 70 69,559
5.800%, 03/15/32 ...... 1,520 1,554,490
Aetna, Inc.
6.625%, 06/15/36 ...... 300 328,970
6.750%, 12/15/37 ...... 100 110,826
4.500%, 05/15/42 ...... 245 211,442
4.750%, 03/15/44 ...... 200 173,465
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 200 205,537
AGCO Corp.
5.800%, 03/21/34 ...... 850 885,362
Alabama Power Co.
4.100%, 01/15/42 ...... 150 129,993
Albemarle Corp.
# 5.050%, 06/01/32 ...... 700 695,336
Ally Financial, Inc.
4.750%, 06/09/27 ...... 407 409,481
8.000%, 11/01/31 ...... 6,014 6,846,680
8.000%, 11/01/31 ...... 2,882 3,270,548
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 7,404 8,586,550
3.375%, 05/06/37 ...... EUR 3,967 4,559,529
1.900%, 08/15/40 ...... 127 86,681
Altria Group, Inc.
5.800%, 02/14/39 ...... 170 175,077
3.400%, 02/04/41 ...... 2,426 1,869,999
4.250%, 08/09/42 ...... 3,740 3,133,229
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.500%, 05/02/43 ...... 771 $ 661,289
Amazon.com, Inc.
3.875%, 08/22/37 ...... 106 97,788
2.875%, 05/12/41 ...... 29 22,192
American Assets Trust, LP
3.375%, 02/01/31 ...... 3,343 3,043,738
6.150%, 10/01/34 ...... 3,060 3,114,120
American Express Co.
SOFR+0.76%, FRN,
5.034%, 02/13/26(*) .... 150 150,105
SOFRINDX+0.65%, FRN,
4.679%, 11/04/26(*) .... 250 251,011
8.150%, 03/19/38 ...... 550 699,778
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 118,514
American Tower Corp.
4.100%, 05/16/34, MTN . EUR 2,150 2,567,906
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 150 151,709
Aon Corp.
6.250%, 09/30/40 ...... 265 290,374
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 42,310
APA Corp.
7.750%, 12/15/29 ...... 149 161,182
4.250%, 01/15/30 ...... 550 535,847
6.100%, 02/15/35 ...... 1,800 1,832,954
6.000%, 01/15/37 ...... 2,569 2,549,116
5.100%, 09/01/40 ...... 1,670 1,469,291
5.250%, 02/01/42 ...... 76 61,768
4.750%, 04/15/43 ...... 104 81,400
Apple, Inc.
1.375%, 05/24/29 ...... EUR 100 111,738
0.500%, 11/15/31 ...... EUR 100 102,161
2.375%, 02/08/41 ...... 350 251,538
3.850%, 05/04/43 ...... 100 85,225
Ares Capital Corp.
2.150%, 07/15/26 ...... 100 98,458
7.000%, 01/15/27 ...... 200 205,409
2.875%, 06/15/28 ...... 439 417,999
5.875%, 03/01/29 ...... 803 822,024
5.950%, 07/15/29 ...... 571 585,941
3.200%, 11/15/31 ...... 1,981 1,753,103
# 5.800%, 03/08/32 ...... 2,610 2,639,604
Arrow Electronics, Inc.
5.875%, 04/10/34 ...... 1,340 1,400,549
Ashland, Inc.
Ω 3.375%, 09/01/31 ...... 1,665 1,484,158
AT&T, Inc.
4.500%, 05/15/35 ...... 519 499,137
2.600%, 05/19/38 ...... EUR 540 540,736
7.000%, 04/30/40, MTN . GBP 50 72,829

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.500%, 06/01/41 ...... 335 $ 265,055
4.300%, 12/15/42 ...... 100 85,553
4.250%, 06/01/43 ...... GBP 100 106,230
4.875%, 06/01/44 ...... GBP 100 114,152
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 100 108,649
# 5.875%, 01/15/34 ...... 1,900 1,972,401
AutoNation, Inc.
2.400%, 08/01/31 ...... 150 131,085
3.850%, 03/01/32 ...... 385 359,362
5.890%, 03/15/35 ...... 1,150 1,187,373
AvalonBay Communities, Inc.
3.500%, 11/15/25 ...... 850 849,306
Avnet, Inc.
3.000%, 05/15/31 ...... 400 361,765
5.500%, 06/01/32 ...... 1,481 1,505,631
Ball Corp.
3.125%, 09/15/31 ...... 195 177,697
Bank of New York Mellon Corp.
(The)
1.650%, 01/28/31, MTN . 194 170,982
# 2.500%, 01/26/32 ...... 655 592,269
Bath & Body Works, Inc.
6.875%, 11/01/35 ...... 3,287 3,436,535
# 6.750%, 07/01/36 ...... 3,102 3,210,679
Belo Corp.
7.250%, 09/15/27 ...... 419 436,340
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 491 532,649
5.950%, 05/15/37 ...... 205 221,037
Berkshire Hathaway Finance
Corp.
1.500%, 03/18/30 ...... EUR 2,174 2,401,892
2.875%, 03/15/32 ...... 100 93,239
2.000%, 03/18/34 ...... EUR 6,333 6,672,832
2.375%, 06/19/39 ...... GBP 11,702 10,947,983
5.750%, 01/15/40 ...... 100 109,227
4.400%, 05/15/42 ...... 2 1,871
Black Hills Corp.
6.150%, 05/15/34 ...... 1,193 1,275,732
BlackRock Funding, Inc.
5.000%, 03/14/34 ...... 900 930,959
4.900%, 01/08/35 ...... 755 773,658
Blackrock, Inc.
2.400%, 04/30/30 ...... 150 139,786
1.900%, 01/28/31 ...... 450 402,746
2.100%, 02/25/32 ...... 1,015 891,854
4.750%, 05/25/33 ...... 913 932,393
3.750%, 07/18/35 ...... EUR 7,200 8,589,015
Block, Inc.
3.500%, 06/01/31 ...... 2,400 2,234,612
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 630 601,639
6.250%, 04/18/34 ...... 1,750 1,815,977
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 500 $ 517,858
Boeing Co. (The)
3.250%, 02/01/35 ...... 105 91,519
6.625%, 02/15/38 ...... 775 861,872
3.550%, 03/01/38 ...... 1,140 957,270
3.500%, 03/01/39 ...... 295 240,101
6.875%, 03/15/39 ...... 958 1,084,913
5.875%, 02/15/40 ...... 1,724 1,783,182
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 300 372,433
4.750%, 11/15/34 ...... EUR 128 162,802
3.750%, 03/01/36 ...... EUR 250 291,579
3.750%, 11/21/37 ...... EUR 250 287,622
Boston Properties, LP
3.650%, 02/01/26 ...... 40 39,918
3.400%, 06/21/29 ...... 281 270,325
2.900%, 03/15/30 ...... 578 538,997
# 3.250%, 01/30/31 ...... 528 491,321
2.550%, 04/01/32 ...... 1,794 1,553,558
2.450%, 10/01/33 ...... 750 616,001
6.500%, 01/15/34 ...... 1,813 1,952,920
5.750%, 01/15/35 ...... 3,883 3,970,657
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 100 101,288
5.227%, 11/17/34 ...... 300 310,359
3.060%, 06/17/41 ...... 150 115,166
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 900 1,101,801
Brandywine Operating
Partnership, LP
8.875%, 04/12/29 ...... 450 488,837
Bristol-Myers Squibb Co.
4.125%, 06/15/39 ...... 300 272,563
Brixmor Operating Partnership,
LP
5.500%, 02/15/34 ...... 1,350 1,392,283
Broadcom, Inc.
Ω 3.187%, 11/15/36 ...... 440 375,516
3.500%, 02/15/41 ...... 800 661,445
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 910 800,456
Brunswick Corp.
2.400%, 08/18/31 ...... 1,222 1,062,221
4.400%, 09/15/32 ...... 2,093 1,988,645
Capital One Financial Corp.
6.700%, 11/29/32 ...... 3,161 3,492,618
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.678%, 02/27/26(*), MTN 450 450,428
SOFR+0.69%, FRN,
4.760%, 10/16/26(*) .... 200 200,944

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.52%, FRN,
4.787%, 05/14/27(*), MTN 255 $ 255,684
CBRE Services, Inc.
5.950%, 08/15/34 ...... 2,175 2,325,782
CenterPoint Energy Resources
Corp.
5.850%, 01/15/41 ...... 250 261,539
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,392 1,275,200
5.375%, 03/15/44 ...... 295 283,684
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.794%, 05/13/26(*) .... 150 150,038
SOFRINDX+1.05%, FRN,
5.249%, 03/03/27(*) .... 400 402,967
Chevron Corp.
2.236%, 05/11/30 ...... 100 92,507
2.978%, 05/11/40 ...... 510 404,461
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.586%, 02/26/27(*) .... 50 50,106
SOFRINDX+0.47%, FRN,
4.696%, 02/26/28(*) .... 135 135,384
# 4.980%, 04/15/35 ...... 79 81,167
# 6.000%, 03/01/41 ...... 160 175,624
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 358 343,685
Chubb INA Holdings LLC
1.400%, 06/15/31 ...... EUR 200 211,507
Cigna Group (The)
5.250%, 02/15/34 ...... 116 119,285
4.800%, 08/15/38 ...... 683 650,035
3.200%, 03/15/40 ...... 650 507,914
6.125%, 11/15/41 ...... 308 326,094
5.375%, 02/15/42 ...... 115 113,648
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 436 471,824
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 5,994 6,514,152
5.500%, 01/15/40 ...... 3,534 3,684,105
Citigroup, Inc.
5.150%, 05/21/26, MTN . GBP 50 65,996
6.875%, 03/05/38 ...... 404 471,529
6.800%, 06/25/38, MTN . GBP 1,250 1,855,130
8.125%, 07/15/39 ...... 2,505 3,212,098
5.875%, 01/30/42 ...... 200 212,059
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 276,068
3.250%, 04/30/30 ...... 941 891,920
CMS Energy Corp.
4.700%, 03/31/43 ...... 100 88,870
CNA Financial Corp.
5.500%, 06/15/33 ...... 102 105,804
5.125%, 02/15/34 ...... 105 105,654
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 200 $ 203,210
6.450%, 06/15/34 ...... 2,769 2,938,428
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 875 885,389
Comcast Corp.
3.250%, 09/26/32 ...... EUR 389 448,659
6.450%, 03/15/37 ...... 100 110,305
3.900%, 03/01/38 ...... 200 174,613
4.600%, 10/15/38 ...... 146 135,667
6.550%, 07/01/39 ...... 100 110,220
6.400%, 03/01/40 ...... 250 271,487
3.750%, 04/01/40 ...... 108 89,734
4.650%, 07/15/42 ...... 177 157,192
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 1,044 1,004,566
ConocoPhillips Co.
3.758%, 03/15/42 ...... 136 112,132
Consolidated Edison Co. of New
York, Inc.
6.750%, 04/01/38 ...... 155 178,380
5.500%, 12/01/39 ...... 155 159,175
5.700%, 06/15/40 ...... 150 155,579
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 4,156 3,629,080
4.900%, 06/01/44 ...... 4,515 3,648,873
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 350 325,590
2.750%, 04/15/31 ...... 1,354 1,228,142
2.900%, 12/01/33 ...... 500 426,699
Corebridge Financial, Inc.
6.050%, 09/15/33 ...... 72 76,777
4.350%, 04/05/42 ...... 441 382,055
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 100 90,395
Cox Communications, Inc.
Ω 5.450%, 09/01/34 ...... 1,035 1,023,673
Ω 4.800%, 02/01/35 ...... 1,090 1,026,256
Ω 8.375%, 03/01/39 ...... 911 1,087,911
Ω 4.700%, 12/15/42 ...... 700 569,402
Ω 4.500%, 06/30/43 ...... 550 435,997
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 3,000 3,646,356
Crown Americas LLC
# 5.250%, 04/01/30 ...... 369 374,671
CVS Health Corp.
4.780%, 03/25/38 ...... 2,664 2,503,043
6.125%, 09/15/39 ...... 805 841,592
4.125%, 04/01/40 ...... 833 712,885
5.300%, 12/05/43 ...... 1,415 1,335,579
6.000%, 06/01/44 ...... 1,920 1,944,708
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 1,425 1,508,275
Ω 6.750%, 09/15/37 ...... 1,910 2,068,765

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.600%, 04/01/44 ...... 732 $ 711,508
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 405 312,282
Dell, Inc.
6.500%, 04/15/38 ...... 200 218,361
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30 ...... 149 138,168
Devon Energy Corp.
7.950%, 04/15/32 ...... 335 388,481
5.200%, 09/15/34 ...... 940 933,551
5.600%, 07/15/41 ...... 5,679 5,469,957
4.750%, 05/15/42 ...... 3,164 2,744,899
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 599 549,917
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 272 253,391
4.050%, 09/15/42 ...... 100 82,912
Dow Chemical Co. (The)
5.250%, 11/15/41 ...... 149 136,050
4.375%, 11/15/42 ...... 219 177,306
DPL LLC
4.350%, 04/15/29 ...... 200 196,432
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 285 308,738
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 100 118,201
3.850%, 06/15/34 ...... EUR 1,910 2,220,382
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 196,541
DXC Technology Co.
2.375%, 09/15/28 ...... 100 94,437
Eastman Chemical Co.
4.800%, 09/01/42 ...... 681 601,630
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 135 159,164
Edison International
4.125%, 03/15/28 ...... 100 98,316
# 6.950%, 11/15/29 ...... 150 159,338
# 5.250%, 03/15/32 ...... 310 306,800
Elevance Health, Inc.
# 4.100%, 05/15/32 ...... 100 97,068
4.750%, 02/15/33 ...... 100 100,419
5.375%, 06/15/34 ...... 630 650,104
5.200%, 02/15/35 ...... 432 440,771
5.850%, 01/15/36 ...... 250 264,563
6.375%, 06/15/37 ...... 2,086 2,288,044
4.625%, 05/15/42 ...... 536 486,062
4.650%, 01/15/43 ...... 611 550,399
5.100%, 01/15/44 ...... 755 715,799
Energy Transfer, LP
6.550%, 12/01/33 ...... 456 498,313
6.625%, 10/15/36 ...... 568 619,076
5.800%, 06/15/38 ...... 241 245,952
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
7.500%, 07/01/38 ...... 920 $ 1,066,262
6.050%, 06/01/41 ...... 1,095 1,105,390
6.500%, 02/01/42 ...... 1,497 1,576,955
6.100%, 02/15/42 ...... 335 339,902
4.950%, 01/15/43 ...... 457 406,349
5.150%, 02/01/43 ...... 718 649,836
5.950%, 10/01/43 ...... 403 396,374
5.300%, 04/01/44 ...... 287 260,802
5.150%, 03/15/45 ...... 150 133,413
Enterprise Products Operating
LLC
7.550%, 04/15/38 ...... 525 634,396
6.125%, 10/15/39 ...... 260 282,979
6.450%, 09/01/40 ...... 2,100 2,347,984
5.950%, 02/01/41 ...... 205 217,748
5.700%, 02/15/42 ...... 170 175,726
4.850%, 08/15/42 ...... 105 97,977
4.450%, 02/15/43 ...... 250 222,141
4.850%, 03/15/44 ...... 518 480,799
EPR Properties
4.950%, 04/15/28 ...... 210 211,960
3.750%, 08/15/29 ...... 1,076 1,036,459
3.600%, 11/15/31 ...... 4,312 3,978,871
Equinix Europe 2 Financing
Corp. LLC
3.625%, 11/22/34 ...... EUR 102 115,835
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 150 157,181
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 434 506,943
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 300 330,343
0.835%, 06/26/32 ...... EUR 11,286 11,336,575
1.408%, 06/26/39 ...... EUR 6,735 5,756,251
2.995%, 08/16/39 ...... 999 801,858
4.227%, 03/19/40 ...... 650 599,060
F&G Annuities & Life, Inc.
6.250%, 10/04/34 ...... 980 996,129
FedEx Corp.
Ω 0.950%, 05/04/33 ...... EUR 100 94,751
Ω 4.100%, 04/15/43 ...... 100 80,655
First American Financial Corp.
4.000%, 05/15/30 ...... 100 96,746
5.450%, 09/30/34 ...... 100 100,678
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 150 181,145
Flex, Ltd.
5.250%, 01/15/32 ...... 972 998,230
Flowserve Corp.
3.500%, 10/01/30 ...... 300 285,719
FMC Corp.
# 5.650%, 05/18/33 ...... 3,373 3,223,480
Ford Motor Co.
9.625%, 04/22/30 ...... 468 544,200

69
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
7.450%, 07/16/31 ...... 605 $ 668,036
3.250%, 02/12/32 ...... 614 535,445
6.100%, 08/19/32 ...... 426 437,457
4.750%, 01/15/43 ...... 3,355 2,699,903
Ford Motor Credit Co. LLC
6.054%, 11/05/31 ...... 300 306,709
6.532%, 03/19/32 ...... 300 313,188
7.122%, 11/07/33 ...... 879 944,465
6.125%, 03/08/34 ...... 1,033 1,045,619
6.500%, 02/07/35 ...... 300 310,485
Fortune Brands Innovations,
Inc.
5.875%, 06/01/33 ...... 288 304,766
Fox Corp.
5.476%, 01/25/39 ...... 3,580 3,599,529
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 1,815 1,760,748
GATX Corp.
6.050%, 03/15/34 ...... 90 96,266
6.900%, 05/01/34 ...... 100 112,548
General Motors Co.
# 5.000%, 04/01/35 ...... 150 147,403
6.600%, 04/01/36 ...... 2,765 3,004,957
5.150%, 04/01/38 ...... 1,108 1,069,909
6.250%, 10/02/43 ...... 1,847 1,887,150
5.200%, 04/01/45 ...... 100 90,724
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
5.266%, 02/26/27(*) .... 150 150,137
SOFRINDX+1.35%, FRN,
5.640%, 05/08/27(*) .... 256 257,318
SOFRINDX+1.05%, FRN,
5.126%, 07/15/27(*) .... 71 71,133
5.625%, 04/04/32 ...... 300 311,823
6.400%, 01/09/33 ...... 300 323,246
6.100%, 01/07/34 ...... 1,712 1,809,137
5.950%, 04/04/34 ...... 1,401 1,465,056
5.450%, 09/06/34 ...... 1,000 1,012,060
5.900%, 01/07/35 ...... 300 312,517
Georgia Power Co.
5.400%, 06/01/40 ...... 155 157,911
# 4.750%, 09/01/40 ...... 394 376,585
4.300%, 03/15/43 ...... 155 136,674
Gilead Sciences, Inc.
2.600%, 10/01/40 ...... 367 271,186
5.650%, 12/01/41 ...... 124 129,563
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 300 338,304
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 1,650 2,000,630
GLP Capital, LP/GLP Financing
II, Inc.
4.000%, 01/15/30 ...... 249 241,201
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.000%, 01/15/31 ...... 100 $ 95,647
3.250%, 01/15/32 ...... 250 224,396
6.750%, 12/01/33 ...... 1,415 1,530,925
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 115 127,142
0.750%, 03/23/32, MTN . EUR 900 900,752
6.250%, 02/01/41 ...... 350 385,775
Halliburton Co.
7.450%, 09/15/39 ...... 290 346,938
4.500%, 11/15/41 ...... 300 264,358
4.750%, 08/01/43 ...... 960 859,167
Harley-Davidson Financial
Services, Inc.
Ω 6.500%, 03/10/28 ...... 150 156,604
Ω 5.950%, 06/11/29 ...... 300 313,125
Hasbro, Inc.
6.050%, 05/14/34 ...... 2,174 2,290,815
6.350%, 03/15/40 ...... 2,989 3,151,355
5.100%, 05/15/44 ...... 305 271,916
HAT Holdings I LLC/HAT
Holdings II LLC
Ω 3.375%, 06/15/26 ...... 126 124,754
Ω 8.000%, 06/15/27 ...... 528 548,390
Ω 3.750%, 09/15/30 ...... 3,329 3,069,811
HCA, Inc.
7.500%, 11/06/33 ...... 771 892,258
5.600%, 04/01/34 ...... 100 104,096
4.375%, 03/15/42 ...... 1,028 886,804
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 281 265,359
Helmerich & Payne, Inc.
2.900%, 09/29/31 ...... 803 710,278
# 5.500%, 12/01/34 ...... 2,632 2,592,409
Highwoods Realty, LP
4.200%, 04/15/29 ...... 413 405,244
3.050%, 02/15/30 ...... 677 628,098
7.650%, 02/01/34 ...... 4,862 5,546,634
Honeywell International, Inc.
3.750%, 05/17/32 ...... EUR 114 135,494
4.125%, 11/02/34 ...... EUR 552 668,034
3.750%, 03/01/36 ...... EUR 250 290,838
Horace Mann Educators Corp.
7.250%, 09/15/28 ...... 240 257,222
Host Hotels & Resorts, LP
2.900%, 12/15/31 ...... 185 164,786
5.700%, 07/01/34 ...... 1,060 1,086,911
5.500%, 04/15/35 ...... 1,481 1,495,312
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 2,240 2,431,701
HP, Inc.
# 6.000%, 09/15/41 ...... 365 374,008
Humana, Inc.
4.625%, 12/01/42 ...... 100 86,850

70
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.950%, 10/01/44 ...... 150 $ 133,550
Huntsman International LLC
4.500%, 05/01/29 ...... 457 422,492
2.950%, 06/15/31 ...... 2,070 1,679,117
# 5.700%, 10/15/34 ...... 4,300 3,752,263
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 450 460,884
# 5.750%, 03/30/32 ...... 300 313,058
5.500%, 06/30/34 ...... 450 462,704
Intel Corp.
4.600%, 03/25/40 ...... 1,345 1,217,076
2.800%, 08/12/41 ...... 650 457,498
4.800%, 10/01/41 ...... 1,190 1,072,280
4.250%, 12/15/42 ...... 1,426 1,181,089
5.625%, 02/10/43 ...... 1,035 1,021,322
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 636 732,367
3.750%, 02/06/35 ...... EUR 650 771,493
4.875%, 02/06/38 ...... GBP 100 124,937
2.850%, 05/15/40 ...... 195 147,445
International Paper Co.
6.000%, 11/15/41 ...... 350 366,186
Interpublic Group of Cos., Inc.
(The)
3.375%, 03/01/41 ...... 448 340,262
Interstate Power and Light Co.
6.250%, 07/15/39 ...... 250 270,246
Invitation Homes Operating
Partnership, LP
5.500%, 08/15/33 ...... 275 286,378
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 300 271,911
5.670%, 06/08/32 ...... 1,203 1,245,167
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 201 211,141
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 1,961 1,980,693
Jefferies Financial Group, Inc.
4.150%, 01/23/30 ...... 181 177,304
2.750%, 10/15/32 ...... 185 159,888
6.200%, 04/14/34 ...... 980 1,028,457
6.250%, 01/15/36 ...... 1,441 1,516,648
6.500%, 01/20/43 ...... 595 623,822
6.625%, 10/23/43 ...... 151 156,207
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 150 134,546
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.639%, 03/06/26(*), MTN 205 205,180
SOFR+0.60%, FRN,
4.676%, 04/19/27(*), MTN 250 250,812
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.60%, FRN,
4.780%, 06/11/27(*), MTN 200 $ 200,799
SOFR+0.68%, FRN,
4.761%, 07/15/27(*) .... 1,100 1,110,164
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 1,900 2,228,249
3.550%, 03/01/36 ...... 155 142,757
3.625%, 03/03/37 ...... 105 95,599
5.950%, 08/15/37 ...... 205 230,975
3.400%, 01/15/38 ...... 255 225,311
2.100%, 09/01/40 ...... 130 92,166
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 966 1,099,152
5.500%, 10/15/40 ...... 450 472,164
5.600%, 07/15/41 ...... 1,408 1,478,386
Kellanova
3.750%, 05/16/34 ...... EUR 300 355,933
Kemper Corp.
2.400%, 09/30/30 ...... 1,146 1,021,395
3.800%, 02/23/32 ...... 1,393 1,287,425
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
5.028%, 03/15/27(*) .... 210 210,343
KeyCorp.
4.100%, 04/30/28, MTN . 288 287,242
2.550%, 10/01/29, MTN . 266 249,552
Kilroy Realty, LP
4.250%, 08/15/29 ...... 871 850,312
3.050%, 02/15/30 ...... 801 738,251
2.500%, 11/15/32 ...... 848 704,041
2.650%, 11/15/33 ...... 1,004 820,237
6.250%, 01/15/36 ...... 6,654 6,867,176
Kinder Morgan Energy Partners,
LP
5.800%, 03/15/35 ...... 120 126,119
6.500%, 02/01/37 ...... 413 449,821
6.950%, 01/15/38, MTN . 1,504 1,697,718
6.500%, 09/01/39 ...... 349 380,673
6.550%, 09/15/40 ...... 400 436,030
7.500%, 11/15/40 ...... 401 473,469
6.375%, 03/01/41 ...... 2,010 2,147,273
5.625%, 09/01/41 ...... 190 189,191
5.000%, 08/15/42 ...... 614 567,640
4.700%, 11/01/42 ...... 246 218,438
5.000%, 03/01/43 ...... 346 319,110
5.500%, 03/01/44 ...... 186 180,569
Kraft Heinz Foods Co.
5.000%, 06/04/42 ...... 1,200 1,107,310
Kroger Co. (The)
5.400%, 07/15/40 ...... 200 200,709
Kyndryl Holdings, Inc.
2.700%, 10/15/28 ...... 185 176,542
3.150%, 10/15/31 ...... 1,219 1,110,863
# 6.350%, 02/20/34 ...... 2,408 2,560,893

71
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.100%, 10/15/41 ...... 2,404 $ 1,931,703
Las Vegas Sands Corp.
6.200%, 08/15/34 ...... 2,781 2,920,197
Lazard Group LLC
6.000%, 03/15/31 ...... 300 317,063
Legg Mason, Inc.
5.625%, 01/15/44 ...... 205 206,793
Leggett & Platt, Inc.
# 4.400%, 03/15/29 ...... 805 792,652
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 150 185,212
Lincoln National Corp.
3.050%, 01/15/30 ...... 244 231,851
3.400%, 01/15/31 ...... 377 356,536
3.400%, 03/01/32 ...... 100 92,597
5.852%, 03/15/34 ...... 2,556 2,681,059
6.150%, 04/07/36 ...... 100 105,586
6.300%, 10/09/37 ...... 525 564,461
7.000%, 06/15/40 ...... 1,206 1,365,956
Linde Finance BV
1.000%, 04/20/28, MTN . EUR 90 100,964
LKQ Corp.
6.250%, 06/15/33 ...... 855 912,026
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 750 784,723
5.650%, 03/15/35 ...... 278 283,741
LYB International Finance III
LLC
# 6.150%, 05/15/35 ...... 1,650 1,707,067
3.375%, 10/01/40 ...... 545 404,470
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 358 370,409
6.500%, 03/01/41 ...... 3,919 4,211,143
4.750%, 09/15/44 ...... 150 130,632
Markel Group, Inc.
5.000%, 03/30/43 ...... 100 91,341
Mastercard , Inc.
1.000%, 02/22/29 ...... EUR 550 606,671
2.000%, 11/18/31 ...... 150 133,077
4.350%, 01/15/32 ...... 1,484 1,492,013
4.850%, 03/09/33 ...... 305 313,388
4.550%, 01/15/35 ...... 965 963,647
McKesson Corp.
4.883%, 03/15/44 ...... 100 91,446
Merck & Co., Inc.
6.550%, 09/15/37 ...... 585 674,392
3.900%, 03/07/39 ...... 643 576,737
2.350%, 06/24/40 ...... 1,591 1,150,786
3.600%, 09/15/42 ...... 135 109,907
4.900%, 05/17/44 ...... 2,150 2,044,959
Meta Platforms, Inc.
4.550%, 08/15/31 ...... 150 152,248
3.850%, 08/15/32 ...... 701 676,062
4.750%, 08/15/34 ...... 660 663,062
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
MetLife, Inc.
5.875%, 02/06/41 ...... 550 $ 581,679
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30 ...... 990 913,197
Ω 3.875%, 05/15/32 ...... 3,723 3,356,814
Morgan Stanley
6.375%, 07/24/42 ...... 50 56,405
Mosaic Co. (The)
4.875%, 11/15/41 ...... 250 226,110
MPLX, LP
4.500%, 04/15/38 ...... 1,208 1,095,282
Mylan, Inc.
5.400%, 11/29/43 ...... 1,175 1,020,320
National Fuel Gas Co.
2.950%, 03/01/31 ...... 398 362,649
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.821%, 02/05/27(*) .... 305 306,690
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 3,901 4,526,858
0.625%, 02/14/34, MTN . EUR 312 298,020
3.375%, 11/15/34, MTN . EUR 290 343,272
1.500%, 03/29/35, MTN . EUR 546 545,055
3.750%, 11/14/35 ...... EUR 3,500 4,201,201
3.250%, 01/23/37, MTN . EUR 500 569,133
1.750%, 11/02/37, MTN . EUR 254 244,576
5.125%, 12/07/38, MTN . GBP 2,619 3,430,888
Newell Brands, Inc.
6.625%, 09/15/29 ...... 490 479,198
# 6.375%, 05/15/30 ...... 200 190,000
# 6.625%, 05/15/32 ...... 455 427,700
Newmont Corp.
5.450%, 06/09/44 ...... 100 101,067
NextEra Energy Capital
Holdings, Inc.
5.250%, 03/15/34 ...... 464 476,714
NIKE, Inc.
2.850%, 03/27/30 ...... 100 95,150
3.250%, 03/27/40 ...... 920 747,697
3.625%, 05/01/43 ...... 147 118,934
NiSource, Inc.
5.250%, 02/15/43 ...... 84 81,742
Nordstrom, Inc.
4.000%, 03/15/27 ...... 150 146,943
6.950%, 03/15/28 ...... 355 367,432
# 4.375%, 04/01/30 ...... 2,845 2,690,554
4.250%, 08/01/31 ...... 1,289 1,173,685
5.000%, 01/15/44 ...... 1,323 992,810
NOV, Inc.
3.950%, 12/01/42 ...... 1,983 1,563,114
Novartis Capital Corp.
4.200%, 09/18/34 ...... 605 592,595

72
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.700%, 09/21/42 ...... 105 $ 87,383
NuStar Logistics, LP
5.625%, 04/28/27 ...... 450 453,833
NVIDIA Corp.
3.500%, 04/01/40 ...... 160 137,358
Oceaneering International, Inc.
6.000%, 02/01/28 ...... 2,033 2,050,425
Oklahoma Gas and Electric Co.
4.550%, 03/15/44 ...... 100 88,850
OneMain Finance Corp.
7.125%, 03/15/26 ...... 602 605,927
ONEOK Partners, LP
6.650%, 10/01/36 ...... 680 740,420
6.850%, 10/15/37 ...... 750 826,651
6.125%, 02/01/41 ...... 390 399,702
6.200%, 09/15/43 ...... 150 152,887
ONEOK, Inc.
6.000%, 06/15/35 ...... 472 494,538
Oracle Corp.
6.125%, 07/08/39 ...... 744 766,650
3.600%, 04/01/40 ...... 1,200 939,754
5.375%, 07/15/40 ...... 600 571,742
3.650%, 03/25/41 ...... 1,855 1,440,543
Ovintiv , Inc.
7.375%, 11/01/31 ...... 250 278,226
6.250%, 07/15/33 ...... 763 798,929
6.500%, 08/15/34 ...... 2,257 2,396,043
6.625%, 08/15/37 ...... 1,324 1,394,204
6.500%, 02/01/38 ...... 3,313 3,474,349
Paramount Global
7.875%, 07/30/30 ...... 1,550 1,715,890
4.950%, 01/15/31 ...... 755 740,339
# 4.200%, 05/19/32 ...... 600 555,021
5.500%, 05/15/33 ...... 440 432,424
6.875%, 04/30/36 ...... 950 999,071
5.900%, 10/15/40 ...... 1,161 1,071,629
4.850%, 07/01/42 ...... 411 329,186
4.375%, 03/15/43 ...... 429 324,894
5.850%, 09/01/43 ...... 923 829,421
5.250%, 04/01/44 ...... 388 318,100
4.900%, 08/15/44 ...... 135 106,713
Parker-Hannifin Corp.
2.900%, 03/01/30 ...... EUR 250 287,472
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 06/15/30 ...... 231 247,034
Pfizer, Inc.
7.200%, 03/15/39 ...... 150 180,526
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 450 457,120
5.250%, 02/13/34 ...... 200 206,144
1.875%, 11/06/37 ...... EUR 100 92,436
6.375%, 05/16/38 ...... 590 659,389
1.450%, 08/01/39 ...... EUR 186 155,597
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.375%, 11/15/41 ...... 787 $ 702,966
4.500%, 03/20/42 ...... 1,126 1,011,316
3.875%, 08/21/42 ...... 530 438,545
4.125%, 03/04/43 ...... 1,682 1,436,501
4.875%, 11/15/43 ...... 298 277,788
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 103,753
5.300%, 06/30/33 ...... 450 463,289
# 4.650%, 11/15/34 ...... 50 48,943
4.950%, 03/15/35 ...... 1,121 1,113,575
5.875%, 05/01/42 ...... 1,150 1,170,324
4.875%, 11/15/44 ...... 255 227,115
4.680%, 02/15/45 ...... 100 85,708
Piedmont Operating
Partnership, LP
6.875%, 07/15/29 ...... 1,539 1,629,031
3.150%, 08/15/30 ...... 1,965 1,792,452
2.750%, 04/01/32 ...... 3,383 2,882,065
Plains All American Pipeline,
LP/PAA Finance Corp.
5.700%, 09/15/34 ...... 200 205,500
6.700%, 05/15/36 ...... 1,002 1,089,036
6.650%, 01/15/37 ...... 2,951 3,206,410
5.150%, 06/01/42 ...... 1,435 1,305,968
4.300%, 01/31/43 ...... 1,317 1,077,917
4.700%, 06/15/44 ...... 905 773,803
PNC Financial Services Group,
Inc. (The)
2.550%, 01/22/30 ...... 116 108,680
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 2,867 3,299,323
Procter & Gamble Co. (The)
0.350%, 05/05/30 ...... EUR 100 104,840
3.550%, 03/25/40 ...... 104 90,478
Progress Energy, Inc.
6.000%, 12/01/39 ...... 100 106,621
Prologis Euro Finance LLC
1.500%, 02/08/34 ...... EUR 155 153,771
4.000%, 05/05/34 ...... EUR 350 416,484
1.000%, 02/06/35 ...... EUR 300 277,179
4.250%, 01/31/43, MTN . EUR 750 853,751
Prologis International Funding
II SA
3.700%, 10/07/34, MTN . EUR 620 718,059
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 300 342,620
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.770%, 04/16/27(*) .... 205 205,637
0.500%, 09/09/30 ...... EUR 100 102,347
0.875%, 01/24/32 ...... EUR 300 300,874
PVH Corp.
4.125%, 07/16/29 ...... EUR 150 179,373
Realty Income Corp.
4.875%, 07/06/30 ...... EUR 2,915 3,614,049

73
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.750%, 07/13/33 ...... GBP 350 $ 366,189
5.125%, 07/06/34 ...... EUR 2,885 3,696,396
3.875%, 06/20/35 ...... EUR 400 464,722
6.000%, 12/05/39 ...... GBP 245 330,215
5.250%, 09/04/41 ...... GBP 150 185,864
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 100 104,389
Roche Finance Europe BV
3.227%, 05/03/30 ...... EUR 120 142,554
Roche Holdings, Inc.
Ω 7.000%, 03/01/39 ...... 355 426,053
Rockies Express Pipeline LLC
Ω 4.950%, 07/15/29 ...... 1,033 1,024,121
Ω 4.800%, 05/15/30 ...... 605 592,063
Ω 7.500%, 07/15/38 ...... 1,639 1,777,441
Ω 6.875%, 04/15/40 ...... 4,279 4,411,854
Royalty Pharma PLC
3.300%, 09/02/40 ...... 2,893 2,240,149
Sabra Health Care, LP
3.900%, 10/15/29 ...... 575 558,823
3.200%, 12/01/31 ...... 2,305 2,092,247
Sanofi SA
SOFR+0.54%, FRN,
4.569%, 11/03/28(*) .... 1,000 1,003,948
0.875%, 03/21/29, MTN . EUR 100 109,719
1.500%, 04/01/30, MTN . EUR 1,400 1,549,442
2.750%, 03/11/31, MTN . EUR 6,600 7,634,505
Seagate Data Storage
Technology Pte , Ltd.
Ω 4.091%, 06/01/29 ...... 370 359,947
Ω 4.125%, 01/15/31 ...... 1,382 1,301,603
Ω# 5.750%, 12/01/34 ...... 2,385 2,437,859
Sealed Air Corp.
Ω 4.000%, 12/01/27 ...... 100 98,546
Ω 6.875%, 07/15/33 ...... 4,845 5,275,236
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 2,404 2,134,619
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30 ...... 2,370 2,285,383
Shell Finance US, Inc.
4.125%, 05/11/35 ...... 350 337,478
4.550%, 08/12/43 ...... 1,730 1,572,071
4.375%, 05/11/45 ...... 545 477,303
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 1,379 1,383,905
1.875%, 04/07/32, MTN . EUR 3,351 3,630,821
1.250%, 11/11/32, MTN . EUR 950 968,685
6.375%, 12/15/38 ...... 11,933 13,504,349
5.500%, 03/25/40 ...... 611 633,079
3.625%, 08/21/42 ...... 153 124,554
4.550%, 08/12/43 ...... 200 179,828
Simon Property Group, LP
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.250%, 01/15/32 ...... 125 $ 109,700
6.250%, 01/15/34 ...... 100 109,791
4.750%, 09/26/34 ...... 450 447,164
# 6.750%, 02/01/40 ...... 708 815,714
4.750%, 03/15/42 ...... 530 490,440
SLM Corp.
3.125%, 11/02/26 ...... 240 235,806
6.500%, 01/31/30 ...... 150 155,523
Southern Co. Gas Capital Corp.
5.875%, 03/15/41 ...... 352 367,972
4.400%, 06/01/43 ...... 150 129,743
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 150 136,797
3.000%, 05/15/32 ...... 815 731,471
5.200%, 09/01/40 ...... 160 155,128
State Street Corp.
SOFR+0.64%, FRN,
4.696%, 10/22/27(*) .... 3,550 3,559,771
Steelcase, Inc.
5.125%, 01/18/29 ...... 1,675 1,637,313
Stellantis Finance US, Inc.
Ω 6.375%, 09/12/32 ...... 1,067 1,117,505
Stellantis NV
3.750%, 03/19/36 ...... EUR 2,500 2,750,609
Store Capital LLC
4.625%, 03/15/29 ...... 1,100 1,093,249
2.750%, 11/18/30 ...... 278 252,946
2.700%, 12/01/31 ...... 1,372 1,203,420
Sun Communities Operating, LP
2.700%, 07/15/31 ...... 200 181,352
4.200%, 04/15/32 ...... 1,355 1,320,780
Synchrony Financial
2.875%, 10/28/31 ...... 1,422 1,262,541
Tanger Properties, LP
2.750%, 09/01/31 ...... 422 379,154
Tapestry, Inc.
3.050%, 03/15/32 ...... 2,124 1,919,723
5.500%, 03/11/35 ...... 865 880,866
Targa Resources Corp.
6.125%, 03/15/33 ...... 150 159,870
Taylor Morrison Communities,
Inc.
Ω 5.750%, 01/15/28 ...... 150 152,191
Texas Instruments, Inc.
3.650%, 08/16/32 ...... 265 254,396
4.900%, 03/14/33 ...... 150 154,719
4.850%, 02/08/34 ...... 210 215,269
5.100%, 05/23/35 ...... 100 103,174
# 3.875%, 03/15/39 ...... 832 742,314
Timken Co. (The)
4.125%, 04/01/32 ...... 1,000 958,828
4.125%, 05/23/34 ...... EUR 2,900 3,390,326
TPG Operating Group II, LP
5.875%, 03/05/34 ...... 500 525,087

74
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Tyson Foods, Inc.
5.700%, 03/15/34 ...... 3,735 $ 3,928,478
5.150%, 08/15/44 ...... 201 190,038
Under Armour , Inc.
3.250%, 06/15/26 ...... 40 39,603
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.576%, 07/15/26(*) .... 150 150,136
6.875%, 02/15/38 ...... 283 328,734
3.500%, 08/15/39 ...... 300 250,812
2.750%, 05/15/40 ...... 300 224,425
Unum Group
5.750%, 08/15/42 ...... 500 498,899
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,525 1,686,381
Ventas Realty, LP
5.700%, 09/30/43 ...... 556 558,832
Verizon Communications, Inc.
4.750%, 10/31/34 ...... EUR 235 296,420
4.400%, 11/01/34 ...... 300 288,721
5.850%, 09/15/35 ...... 300 318,652
4.272%, 01/15/36 ...... 94 87,808
3.375%, 10/27/36 ...... GBP 1,500 1,639,590
5.250%, 03/16/37 ...... 300 301,682
2.875%, 01/15/38 ...... EUR 150 156,542
1.875%, 11/03/38 ...... GBP 100 86,894
4.812%, 03/15/39 ...... 550 521,494
1.850%, 05/18/40 ...... EUR 200 176,669
2.650%, 11/20/40 ...... 350 250,579
3.400%, 03/22/41 ...... 1,700 1,335,581
3.850%, 11/01/42 ...... 243 196,916
VF Corp.
# 2.950%, 04/23/30 ...... 2,836 2,493,269
6.000%, 10/15/33 ...... 895 862,331
Viatris , Inc.
# 2.700%, 06/22/30 ...... 2,000 1,809,240
3.850%, 06/22/40 ...... 3,749 2,856,022
Virginia Electric and Power Co.
6.350%, 11/30/37 ...... 300 332,247
8.875%, 11/15/38 ...... 948 1,277,218
4.000%, 01/15/43 ...... 112 93,908
Visa, Inc.
2.250%, 05/15/28 ...... EUR 100 114,931
2.000%, 06/15/29 ...... EUR 400 453,706
3.125%, 05/15/33 ...... EUR 8,021 9,352,898
2.375%, 06/15/34 ...... EUR 2,116 2,315,207
4.150%, 12/14/35 ...... 300 290,780
3.500%, 05/15/37 ...... EUR 1,775 2,074,860
2.700%, 04/15/40 ...... 1,327 1,022,597
Vontier Corp.
2.950%, 04/01/31 ...... 655 595,591
Vornado Realty, LP
2.150%, 06/01/26 ...... 165 162,031
3.400%, 06/01/31 ...... 4,964 4,473,909
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Voya Financial, Inc.
5.700%, 07/15/43 ...... 100 $ 100,661
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 7,500 8,976,749
3.700%, 11/19/34 ...... EUR 500 569,099
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.476%, 04/28/27(*) .... 100 100,353
5.625%, 03/27/34 ...... GBP 490 690,354
5.250%, 09/28/35 ...... GBP 1,473 2,020,861
4.875%, 01/19/39 ...... GBP 286 369,791
Warnermedia Holdings, Inc.
4.054%, 03/15/29 ...... 250 242,760
# 4.279%, 03/15/32 ...... 769 704,356
5.050%, 03/15/42 ...... 2,483 1,993,179
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 589 613,611
Wells Fargo Bank NA
SOFR+0.71%, FRN,
4.786%, 01/15/26(*) .... 890 890,533
SOFR+1.07%, FRN,
5.227%, 12/11/26(*) .... 2,338 2,362,367
Western Digital Corp.
2.850%, 02/01/29 ...... 100 94,924
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 535 563,682
5.450%, 11/15/34 ...... 120 119,778
5.450%, 04/01/44 ...... 320 288,750
Western Union Co. (The)
# 6.200%, 11/17/36 ...... 1,799 1,875,846
6.200%, 06/21/40 ...... 920 948,367
Whirlpool Corp.
4.700%, 05/14/32 ...... 350 320,630
5.500%, 03/01/33 ...... 400 375,855
6.500%, 06/15/33 ...... 1,400 1,365,891
5.750%, 03/01/34 ...... 2,083 1,990,985
5.150%, 03/01/43, MTN . 200 167,421
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 2,326 2,505,206
5.800%, 11/15/43 ...... 450 454,073
5.400%, 03/04/44 ...... 100 96,946
XPLR Infrastructure Operating
Partners, LP
Ω 3.875%, 10/15/26 ...... 220 216,754
Ω 4.500%, 09/15/27 ...... 1,186 1,159,983
7.250%, 01/15/29 ...... 740 761,114
Ω# 7.250%, 01/15/29 ...... 1,501 1,544,029
Yum! Brands, Inc.
6.875%, 11/15/37 ...... 2,425 2,711,014
TOTAL UNITED STATES .. 697,089,715
TOTAL BONDS .......... 1,904,084,246

75
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
U.S. TREASURY OBLIGATIONS
— (2.4%)
U.S. Treasury Bonds
3.875%, 02/15/43 ..... 421 $ 385,346
4.625%, 05/15/44 ..... 475 475,315
4.625%, 11/15/44 ..... 1 999
U.S. Treasury Notes
USBMMY3M + 0.25%,
FRN, 4.097% 01/31/26(*) 10,222 10,223,463
USBMMY3M + 0.15%,
FRN, 4.002% 04/30/26(*) 9,725 9,723,113
USBMMY3M + 0.18%,
FRN, 4.034% 07/31/26(*) 13,132 13,132,029
USBMMY3M + 0.21%,
FRN, 4.057% 10/31/26(*) 5,234 5,235,037
USBMMY3M + 0.10%,
FRN, 3.950% 01/31/27(*) 638 637,325
USBMMY3M + 0.16%,
FRN, 4.012% 04/30/27(*) 3,928 3,926,874
Face
Amount^
Value†
(000)
U.S. Treasury Notes
#
USBMMY3M + 0.16%,
FRN, 4.011% 07/31/27(*) 2,340 $ 2,339,526
4.250%, 08/15/35 ..... 5,978 6,052,725
TOTAL U.S. TREASURY
OBLIGATIONS ........... 52,131,752
TOTAL INVESTMENT
SECURITIES — ( 98.6% )
(Cost $2,093,607,040) ..... 2,134,328,440
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.4%)
@§ The DFA Short Term
Investment Fund ...... 2,686,851 31,078,802
TOTAL INVESTMENTS
— (100.0%)
(Cost $2,124,685,842) ..... $ 2,165,407,242
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $204,271,546 which represented 10.2% of the net assets of the Fund.
As of October 31, 2025, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 28,171,079 CAD 39,177,210 BNY Capital Markets 11/03/25 $ 210,326
USD 5,869,565 EUR 4,989,171 BNY Capital Markets 11/03/25 111,057
USD 31,534,692 AUD 47,635,199 BNY Capital Markets 11/03/25 350,232
USD 7,606,545 CAD 10,597,566 Citigroup 11/03/25 43,068
USD 49,143,612 EUR 41,777,276 Citigroup 11/03/25 924,226
USD 552,937 NZD 941,018 Citigroup 11/04/25 14,063
USD 5,213,133 EUR 4,432,328 Citigroup 11/04/25 97,334
USD 316,414 JPY 46,518,751 Citigroup 11/04/25 14,452
USD 47,309,133 EUR 40,225,468 Citigroup 11/04/25 880,846
USD 7,448,727 JPY 1,091,572,242 Citigroup 11/04/25 363,126
USD 5,292,456 EUR 4,500,000 Citigroup 11/04/25 98,550
USD 109,298 NZD 183,360 Citigroup 11/04/25 4,297
USD 1,803,509 NZD 3,094,947 Citigroup 11/04/25 31,190
USD 1,139,442 JPY 171,148,130 RBC Dominion Securities 11/04/25 28,487
USD 28,478,663 CAD 39,716,486 BNY Capital Markets 11/06/25 130,128
USD 5,774,714 GBP 4,315,052 Citigroup 11/06/25 105,339

76
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 57,056,547 EUR 48,534,818 Citigroup 11/06/25 $ 1,031,293
USD 15,197,027 GBP 11,297,771 Citigroup 11/06/25 353,336
USD 28,609,535 CAD 39,876,342 BNY Capital Markets 11/07/25 145,444
USD 58,213,715 EUR 49,778,214 Citigroup 11/07/25 749,938
USD 23,420,939 CAD 32,629,958 BNY Capital Markets 11/10/25 125,807
USD 4,679,405 CAD 6,543,547 Citigroup 11/10/25 7,846
USD 587,487 NZD 1,016,063 Citigroup 11/10/25 5,493
USD 78,180,844 EUR 66,893,319 Citigroup 11/10/25 946,424
USD 12,681,291 GBP 9,447,869 Citigroup 11/10/25 267,981
USD 23,858,384 JPY 3,632,538,710 RBC Dominion Securities 11/10/25 264,504
USD 11,488,615 GBP 8,552,043 State Street Bank and Trust 11/10/25 252,308
USD 27,913,070 CAD 38,866,315 Citigroup 11/12/25 162,850
USD 59,030,261 EUR 50,654,929 Citigroup 11/12/25 537,959
USD 20,007,941 GBP 14,918,336 Citigroup 11/12/25 407,025
USD 3,214,486 CAD 4,494,736 Citigroup 11/12/25 5,282
USD 9,734,126 EUR 8,383,386 BNY Capital Markets 11/13/25 53,111
USD 46,936,465 EUR 40,346,096 Citigroup 11/13/25 345,368
USD 9,636,046 EUR 8,300,000 RBC Dominion Securities 11/13/25 51,324
USD 7,804,529 EUR 6,679,083 BNY Capital Markets 11/17/25 89,883
USD 7,607,418 CAD 10,647,620 Citigroup 11/17/25 3,164
USD 49,170,810 EUR 42,207,436 Citigroup 11/17/25 419,300
USD 24,004,874 JPY 3,621,471,500 Citigroup 11/17/25 466,145
USD 53,137,268 EUR 44,768,285 BNY Capital Markets 11/21/25 1,416,231
USD 9,525,499 EUR 8,178,577 BNY Capital Markets 11/21/25 76,745
EUR 3,624,580 USD 4,180,597 State Street Bank and Trust 11/21/25 6,899
USD 18,796,785 JPY 2,845,207,336 BNY Capital Markets 11/25/25 288,569
USD 3,246,398 EUR 2,781,737 BNY Capital Markets 11/26/25 31,740
USD 2,670,647 EUR 2,290,867 BNY Capital Markets 11/26/25 23,252
USD 53,573,562 EUR 46,155,338 BNY Capital Markets 11/26/25 235,068
USD 19,302,591 JPY 2,939,176,630 BNY Capital Markets 11/26/25 181,161
USD 30,204,280 CAD 42,205,634 Citigroup 11/26/25 48,242
USD 668,690 GBP 505,523 BNY Capital Markets 11/28/25 4,465
USD 17,597,987 JPY 2,682,631,698 Citigroup 11/28/25 142,022
USD 6,929,710 AUD 10,563,228 BNY Capital Markets 12/01/25 12,193
USD 56,989,046 EUR 48,802,688 BNY Capital Markets 12/01/25 575,348
USD 35,687,694 CAD 49,774,776 Citigroup 12/03/25 110,763
USD 54,389,565 EUR 46,766,447 RBC Dominion Securities 12/03/25 323,595
USD 56,975,901 EUR 49,157,796 BNY Capital Markets 12/04/25 142,137
USD 8,532,940 JPY 1,309,239,123 RBC Dominion Securities 12/04/25 8,496
USD 105,670 NZD 179,853 Citigroup 12/18/25 2,479
USD 115,034 NZD 199,686 Citigroup 12/18/25 465
USD 1,290,234 NZD 2,203,569 State Street Bank and Trust 12/22/25 25,702
USD 541,606 NZD 921,348 Citigroup 12/23/25 12,860
NZD 188,179 USD 107,872 Citigroup 12/24/25 126
USD 5,852,795 NZD 9,942,556 RBC Dominion Securities 12/24/25 146,660
USD 31,282,416 AUD 47,635,199 BNY Capital Markets 01/02/26 78,222
Total Appreciation $13,991,946
EUR 4,949,773 USD 5,790,730 BNY Capital Markets 11/10/25 $ (75,766)
JPY 190,071,553 USD 1,249,291 Citigroup 11/10/25 (14,748)
USD 25,535,110 CAD 35,783,677 RBC Dominion Securities 11/17/25 (20,665)
USD 9,785,258 AUD 15,028,254 Citigroup 11/19/25 (54,817)
USD 26,309,377 AUD 40,566,959 BNY Capital Markets 11/24/25 (254,342)
AUD 2,088,718 USD 1,370,603 Citigroup 11/24/25 (2,886)
USD 19,194,767 AUD 29,500,320 BNY Capital Markets 11/26/25 (122,860)
USD 5,518,834 AUD 8,489,672 Citigroup 11/28/25 (40,574)

77
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 2,096,183 CAD 2,928,885 RBC Dominion Securities 12/30/25 $ (492)
USD 2,422,690 NZD 4,219,325 RBC Dominion Securities 01/05/26 (169)
USD 5,208,840 EUR 4,500,000 BNY Capital Markets 01/06/26 (4,213)
USD 5,267,117 EUR 4,550,458 State Street Bank and Trust 01/06/26 (4,389)
USD 7,578,980 AUD 11,682,940 Citigroup 01/15/26 (74,747)
Total (Depreciation) $(670,668)
Total Appreciation (Depreciation) $13,321,278
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 178,112,442 $ — $ 178,112,442
Bonds
Australia ............................. — 162,073,690 — 162,073,690
Belgium ............................. — 41,451,970 — 41,451,970
Canada ............................. — 287,066,187 — 287,066,187
Denmark ............................ — 22,300,940 — 22,300,940
Finland .............................. — 22,456,528 — 22,456,528
France .............................. — 142,465,088 — 142,465,088
Germany ............................ — 66,355,651 — 66,355,651
Ireland .............................. — 2,645,443 — 2,645,443
Italy ................................ — 30,912,892 — 30,912,892
Japan ............................... — 160,359,347 — 160,359,347
Luxembourg .......................... — 16,116,552 — 16,116,552
Netherlands .......................... — 35,287,908 — 35,287,908
New Zealand ......................... — 10,549,963 — 10,549,963
Norway .............................. — 13,261,925 — 13,261,925
Singapore ............................ — 8,333,120 — 8,333,120
Spain ............................... — 30,256,346 — 30,256,346
Supranational ......................... — 59,709,725 — 59,709,725
Sweden ............................. — 29,126,850 — 29,126,850
Switzerland ........................... — 2,512,532 — 2,512,532
United Arab Emirates ................... — 1,590,581 — 1,590,581
United Kingdom ....................... — 62,161,293 — 62,161,293
United States ......................... — 697,089,715 — 697,089,715
U.S. Treasury Obligations ................. — 52,131,752 — 52,131,752
Securities Lending Collateral ............... — 31,078,802 — 31,078,802
Total Investments ........................ $— $2,165,407,242 $— $2,165,407,242
Financial Instruments
Assets
Forward Currency Contracts** .............. — 13,991,946 — 13,991,946
Liabilities
Forward Currency Contracts** .............. — (670,668) — (670,668)
Total Other Financial Instruments ........... $– $13,321,278 $– $13,321,278
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

78
Dimensional Global ex US Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount ^
Value†
(000)
AGENCY OBLIGATION  — (0.0%)
Tennessee Valley Authority
5.625%, 06/07/32 ..... 220 $ 302,414
TOTAL AGENCY
OBLIGATION ............ 302,414
BONDS — (99.6%)
AUSTRALIA — (9.9%)
APA Infrastructure, Ltd.
3.500%, 03/22/30, MTN . GBP 100 124,946
2.000%, 07/15/30, MTN . EUR 500 551,981
1.250%, 03/15/33, MTN . EUR 1,556 1,531,393
2.500%, 03/15/36, MTN . GBP 100 100,216
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+1.20%, FRN,
4.839%, 11/04/27(*), MTN AUD 1,700 1,127,509
4.500%, 03/31/28, MTN . AUD 228 150,507
4.950%, 09/11/28, MTN . AUD 605 404,215
BBSW3M+0.96%, FRN,
4.605%, 02/05/29(*), MTN AUD 4,900 3,239,326
Australia Government Bond
3.000%, 11/21/33 ...... AUD 2,114 1,277,648
Commonwealth Bank of
Australia
BBSW3M+0.70%, FRN,
4.193%, 07/22/27(*), MTN AUD 1,800 1,182,733
BBSW3M+1.15%, FRN,
4.725%, 01/13/28(*), MTN AUD 1,400 928,152
4.900%, 08/17/28, MTN . AUD 1,700 1,133,563
BBSW3M+0.95%, FRN,
4.540%, 08/17/28(*), MTN AUD 2,200 1,454,377
Glencore Capital Finance DAC
1.250%, 03/01/33, MTN . EUR 400 395,983
Macquarie Bank, Ltd.
1.125%, 12/15/25, MTN . GBP 2,058 2,694,134
EUR003M+0.44%, FRN,
2.455%, 12/18/26(*), MTN EUR 1,000 1,156,741
3.202%, 09/17/29, MTN . EUR 1,518 1,785,723
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 150 185,387
National Australia Bank, Ltd.
BBSW3M+1.23%, FRN,
4.190%, 10/18/27(*), MTN AUD 3,700 2,430,325
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 5,700 3,768,904
BBSW3M+0.90%, FRN,
4.447%, 03/22/29(*), MTN AUD 6,600 4,354,229
New South Wales Treasury
Corp.
2.000%, 03/20/31 ...... AUD 394 231,245
2.000%, 03/08/33 ...... AUD 1,200 662,230
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
4.250%, 02/20/36 ...... AUD 1,881 $ 1,163,599
4.750%, 02/20/37 ...... AUD 2,300 1,464,382
3.500%, 11/20/37 ...... AUD 1,500 837,185
2.250%, 05/07/41 ...... AUD 11,000 4,846,818
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 3,100 2,083,119
Optus Finance Pty, Ltd.
2.500%, 07/01/30, MTN . AUD 600 353,995
Queensland Treasury Corp.
Ω 1.500%, 08/20/32 ...... AUD 570 309,104
Ω 1.750%, 07/20/34 ...... AUD 2,100 1,078,533
Ω 4.500%, 08/22/35 ...... AUD 5,600 3,553,281
Ω 5.250%, 07/21/36 ...... AUD 911 607,952
Ω 5.000%, 07/21/37 ...... AUD 3,600 2,326,085
Ω 2.250%, 04/16/40 ...... AUD 9,110 4,056,509
Ω 2.250%, 11/20/41 ...... AUD 5,249 2,248,968
South Australian Government
Financing Authority
1.750%, 05/24/32 ...... AUD 1,500 836,124
4.500%, 05/24/33 ...... AUD 3,000 1,960,086
1.750%, 05/24/34 ...... AUD 14,897 7,709,814
2.000%, 05/23/36 ...... AUD 5,400 2,671,383
4.750%, 05/24/38 ...... AUD 1,920 1,205,309
2.250%, 05/24/40 ...... AUD 5,600 2,503,435
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 3,675 2,266,763
Treasury Corp. of Victoria
1.500%, 09/10/31, MTN . AUD 451 252,531
2.250%, 11/20/34 ...... AUD 1,980 1,049,541
2.000%, 09/17/35 ...... AUD 15,430 7,769,698
2.000%, 11/20/37, MTN . AUD 10,300 4,793,401
5.250%, 09/15/38, MTN . AUD 5,558 3,629,676
5.500%, 09/15/39 ...... AUD 11,696 7,732,378
Western Australian Treasury
Corp.
2.000%, 10/24/34 ...... AUD 1,000 526,346
Westpac Banking Corp.
BBSW3M+1.23%, FRN,
4.888%, 11/11/27(*), MTN AUD 1,200 796,258
EUR003M+0.48%, FRN,
2.489%, 01/14/28(*), MTN EUR 9,800 11,347,934
BBSW3M+0.98%, FRN,
4.570%, 02/16/28(*), MTN AUD 500 330,471
BBSW3M+0.88%, FRN,
4.492%, 05/14/29(*), MTN AUD 1,800 1,186,845
BBSW3M+0.85%, FRN,
4.398%, 09/19/29(*), MTN AUD 5,000 3,292,799
TOTAL AUSTRALIA ....... 117,661,789

79
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRIA — (0.3%)
OMV AG
3.250%, 09/04/31, MTN . EUR 150 $ 177,139
1.000%, 07/03/34, MTN . EUR 76 73,183
3.750%, 09/04/36, MTN . EUR 2,574 3,042,647
TOTAL AUSTRIA ......... 3,292,969
BELGIUM — (1.7%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 108,304
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 300 364,178
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 300 327,134
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 366 379,134
Ω 2.850%, 10/22/34 ...... EUR 2,806 3,181,733
Ω 5.000%, 03/28/35 ...... EUR 793 1,055,064
Ω 3.100%, 06/22/35 ...... EUR 10,000 11,467,888
Ω 2.750%, 04/22/39 ...... EUR 1,776 1,885,744
Ministeries Van de Vlaamse
Gemeenschap
3.250%, 06/22/37, MTN . EUR 1,400 1,571,597
TOTAL BELGIUM ........ 20,340,776
CANADA — (18.3%)
Alimentation Couche-Tard, Inc.
5.592%, 09/25/30 ...... CAD 152 118,511
Bell Telephone Co. of Canada
or Bell Canada
5.150%, 08/24/34 ...... CAD 3,000 2,277,957
Brookfield Corp.
5.950%, 06/14/35 ...... CAD 90 72,089
Canadian Government Bond
3.000%, 04/01/26 ...... CAD 1,225 876,677
2.500%, 12/01/32 ...... CAD 2,082 1,445,148
5.750%, 06/01/33 ...... CAD 2,624 2,220,854
3.250%, 06/01/35 ...... CAD 441 318,078
Canadian National Railway Co.
4.150%, 05/10/30 ...... CAD 395 292,128
4.400%, 05/10/33 ...... CAD 2,000 1,487,606
City of Montreal Canada
4.250%, 12/01/32 ...... CAD 800 601,854
4.250%, 09/01/33 ...... CAD 1,750 1,311,136
4.100%, 12/01/34 ...... CAD 3,000 2,204,689
CPPIB Capital, Inc.
SONIA/N+1.25%, FRN,
5.238%, 06/15/26(*) .... GBP 1,750 2,312,547
3.950%, 06/02/32 ...... CAD 7,200 5,378,713
4.750%, 06/02/33 ...... CAD 7,300 5,705,269
4.300%, 06/02/34 ...... CAD 13,100 9,907,158
0.750%, 02/02/37, MTN . EUR 380 334,662
Enbridge, Inc.
2.990%, 10/03/29, MTN . CAD 272 192,352
4.240%, 08/27/42, MTN . CAD 250 162,568
4.570%, 03/11/44, MTN . CAD 1,000 675,988
Face
Amount^
Value†
(000)
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.
4.250%, 12/06/27 ...... CAD 152 $ 110,773
3.950%, 03/03/31 ...... CAD 884 641,030
Fortis, Inc.
4.431%, 05/31/29 ...... CAD 300 221,861
5.677%, 11/08/33 ...... CAD 500 395,532
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,900 1,654,464
6.000%, 02/15/40, MTN . CAD 1,600 1,372,644
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 725 884,530
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 1,000 1,153,585
Ontario Teachers' Finance Trust
1.850%, 05/03/32 ...... EUR 722 781,350
Ω 1.850%, 05/03/32 ...... EUR 300 324,661
Province of Alberta Canada
2.050%, 06/01/30 ...... CAD 2,569 1,771,503
4.150%, 06/01/33 ...... CAD 2,600 1,959,199
3.900%, 12/01/33, MTN . CAD 1,000 739,186
5.200%, 05/15/34, MTN . AUD 5,000 3,317,185
3.125%, 10/16/34 ...... EUR 100 115,230
3.375%, 04/02/35, MTN . EUR 5,000 5,854,808
3.950%, 06/01/35 ...... CAD 19,000 13,927,502
Province of British Columbia
Canada
1.550%, 06/18/31 ...... CAD 2,000 1,320,858
3.200%, 06/18/32 ...... CAD 700 500,639
3.550%, 06/18/33 ...... CAD 8,300 6,005,986
5.250%, 05/23/34, MTN . AUD 8,980 5,986,118
4.150%, 06/18/34 ...... CAD 16,900 12,640,715
4.700%, 06/18/37 ...... CAD 4,000 3,068,023
4.950%, 06/18/40 ...... CAD 4,900 3,812,428
Province of Manitoba Canada
3.800%, 06/02/33 ...... CAD 2,500 1,835,671
4.250%, 06/02/34 ...... CAD 11,800 8,872,886
4.850%, 08/28/34, MTN . AUD 4,233 2,730,931
5.700%, 03/05/37 ...... CAD 8,000 6,629,583
4.600%, 03/05/38 ...... CAD 6,000 4,526,410
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 5,000 3,618,706
Province of Ontario Canada
4.050%, 02/02/32 ...... CAD 4,000 3,007,672
5.850%, 03/08/33 ...... CAD 600 498,084
3.650%, 06/02/33 ...... CAD 5,400 3,937,801
4.150%, 06/02/34 ...... CAD 9,500 7,119,559
3.800%, 12/02/34 ...... CAD 13,100 9,526,355
3.600%, 06/02/35 ...... CAD 4,000 2,847,033
4.700%, 06/02/37 ...... CAD 6,000 4,613,682
Province of Quebec Canada
1.900%, 09/01/30 ...... CAD 491 335,036
2.100%, 05/27/31 ...... CAD 5,000 3,404,311
1.500%, 09/01/31 ...... CAD 6,000 3,928,016

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continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
3.250%, 09/01/32 ...... CAD 3,000 $ 2,145,552
3.600%, 09/01/33 ...... CAD 6,600 4,778,859
4.450%, 09/01/34 ...... CAD 2,600 1,981,485
3.250%, 05/22/35, MTN . EUR 3,000 3,475,006
5.100%, 06/04/35, MTN . AUD 2,500 1,634,567
5.750%, 12/01/36 ...... CAD 2,100 1,752,106
5.000%, 12/01/38 ...... CAD 9,400 7,360,264
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 800 934,531
PSP Capital, Inc.
4.150%, 06/01/33 ...... CAD 3,000 2,254,791
3.250%, 07/02/34, MTN . EUR 600 698,019
5.250%, 02/27/35, MTN . AUD 4,000 2,655,031
Rogers Communications, Inc.
6.110%, 08/25/40 ...... CAD 2,650 2,115,782
TELUS Corp.
5.600%, 09/09/30 ...... CAD 152 117,831
5.150%, 11/26/43 ...... CAD 2,350 1,700,306
4.850%, 04/05/44 ...... CAD 3,721 2,596,003
Toronto-Dominion Bank (The)
3.563%, 04/16/31, MTN . EUR 152 179,731
3.129%, 08/03/32, MTN . EUR 4,475 5,141,672
TransCanada PipeLines, Ltd.
5.277%, 07/15/30, MTN . CAD 228 174,775
5.330%, 05/12/32 ...... CAD 96 74,017
4.550%, 11/15/41, MTN . CAD 2,550 1,747,027
TOTAL CANADA ......... 217,404,885
DENMARK — (1.0%)
Denmark Government Bond
2.250%, 11/15/35 ...... DKK 2,111 318,858
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 700 815,863
3.375%, 11/06/34, MTN . EUR 2,103 2,410,905
Novo Nordisk Finance
Netherlands BV
3.250%, 01/21/31, MTN . EUR 917 1,080,155
3.125%, 05/27/33, MTN . EUR 5,700 6,593,287
3.625%, 05/27/37, MTN . EUR 350 407,649
Nykredit Realkredit A/S
3.875%, 07/09/29, MTN . EUR 441 527,098
3.625%, 07/24/30, MTN . EUR 100 118,119
TOTAL DENMARK ....... 12,271,934
FINLAND — (1.6%)
Finland Government Bond
Ω 2.443%, 09/15/30 ...... EUR 435 446,398
Kuntarahoitus OYJ
1.250%, 02/23/33, MTN . EUR 3,231 3,346,609
Nordea Bank Abp
EUR003M+0.37%, FRN,
2.403%, 06/17/27(*) .... EUR 4,000 4,624,576
3.625%, 03/15/34, MTN . EUR 1,212 1,435,859
OP Corporate Bank PLC
2.875%, 12/15/25, MTN . EUR 100 115,510
Face
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Value†
(000)
FINLAND — (Continued)
3.375%, 01/14/26, MTN . GBP 600 $ 787,113
1.375%, 09/04/26, MTN . GBP 492 631,691
EUR003M+0.40%, FRN,
2.380%, 03/28/27(*) .... EUR 350 404,687
EUR003M+0.40%, FRN,
2.426%, 05/19/27(*) .... EUR 4,800 5,548,864
4.000%, 06/13/28, MTN . EUR 100 119,749
2.875%, 11/27/29, MTN . EUR 1,676 1,951,813
TOTAL FINLAND ......... 19,412,869
FRANCE — (8.2%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 200 216,370
Agence France Locale
3.000%, 08/20/32, MTN . EUR 3,900 4,460,416
3.125%, 03/20/33, MTN . EUR 500 570,686
3.125%, 03/20/34, MTN . EUR 300 339,779
Ayvens SA
3.875%, 07/16/29 ...... EUR 300 359,118
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 400 456,982
4.375%, 05/02/30, MTN . EUR 500 608,559
0.625%, 02/21/31, MTN . EUR 200 202,206
4.750%, 11/10/31, MTN . EUR 2,700 3,360,572
4.000%, 01/26/33, MTN . EUR 100 119,686
4.125%, 06/14/33, MTN . EUR 400 486,254
3.750%, 02/03/34, MTN . EUR 300 354,722
3.625%, 03/07/35, MTN . EUR 100 115,254
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 200 236,659
2.100%, 04/07/32, MTN . EUR 1,000 1,070,364
5.750%, 06/13/32, MTN . GBP 600 820,512
4.095%, 02/13/34, MTN . EUR 1,800 2,153,959
Bouygues SA
3.250%, 06/30/37 ...... EUR 700 783,694
5.375%, 06/30/42 ...... EUR 600 780,741
BPCE SA
3.875%, 01/11/29, MTN . EUR 1,300 1,547,779
2.375%, 04/26/32, MTN . EUR 200 220,642
4.000%, 11/29/32, MTN . EUR 3,500 4,232,700
4.500%, 01/13/33, MTN . EUR 1,400 1,719,169
3.875%, 01/25/36 ...... EUR 2,000 2,368,047
Caisse d'Amortissement de la
Dette Sociale
1.500%, 05/25/32, MTN . EUR 3,000 3,166,259
Cie Generale des
Etablissements Michelin SCA
3.375%, 05/16/36, MTN . EUR 800 910,102
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 114,377
Covivio SA
3.625%, 06/17/34, MTN . EUR 900 1,028,205
Credit Agricole SA
1.000%, 07/03/29, MTN . EUR 400 435,693

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Dimensional Global ex US Core Fixed Income ETF
continued
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Value†
(000)
FRANCE — (Continued)
1.125%, 07/12/32, MTN . EUR 100 $ 100,809
4.000%, 01/18/33, MTN . EUR 300 363,635
4.375%, 11/27/33, MTN . EUR 5,800 7,106,025
3.750%, 01/22/34, MTN . EUR 200 236,417
3.500%, 09/26/34 ...... EUR 200 230,082
3.750%, 05/27/35, MTN . EUR 500 582,694
4.125%, 02/26/36, MTN . EUR 400 478,118
Electricite de France SA
6.125%, 06/02/34, MTN . GBP 250 342,947
4.750%, 10/12/34, MTN . EUR 800 997,574
4.625%, 01/25/43, MTN . EUR 100 116,362
Engie SA
4.250%, 09/06/34, MTN . EUR 1,400 1,693,528
1.375%, 06/21/39, MTN . EUR 200 167,295
4.500%, 09/06/42, MTN . EUR 200 235,973
4.250%, 03/06/44, MTN . EUR 500 570,697
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 486 559,315
Ω 3.200%, 05/25/35 ...... EUR 926 1,055,345
Ω 1.250%, 05/25/38 ...... EUR 18,736 16,397,892
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 200 189,703
3.700%, 06/14/38, MTN . EUR 2,500 2,830,337
3.400%, 05/25/43, MTN . EUR 200 210,274
JCDecaux SE
5.000%, 01/11/29 ...... EUR 400 489,762
1.625%, 02/07/30 ...... EUR 500 547,068
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 236,818
3.000%, 03/07/32, MTN . EUR 5,000 5,819,260
3.500%, 09/07/33, MTN . EUR 3,500 4,178,658
Orange SA
8.125%, 11/20/28, MTN . GBP 50 72,909
5.625%, 01/23/34, MTN . GBP 100 138,215
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 884 1,028,622
3.875%, 09/30/30, MTN . EUR 1,981 2,336,818
4.125%, 04/04/31 ...... EUR 1,600 1,902,568
Region of Ile de France
3.200%, 05/25/34, MTN . EUR 200 227,710
3.650%, 05/25/35, MTN . EUR 100 117,238
SFIL
3.250%, 11/25/30, MTN . EUR 100 117,543
SNCF Reseau
5.000%, 10/10/33, MTN . EUR 85 109,476
5.250%, 01/31/35, MTN . GBP 580 777,586
Societe Generale SA
1.750%, 03/22/29, MTN . EUR 100 111,427
0.875%, 09/24/29, MTN . EUR 500 534,681
1.250%, 06/12/30 ...... EUR 100 106,695
6.250%, 06/22/33, MTN . GBP 700 988,322
Face
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(000)
FRANCE — (Continued)
TotalEnergies Capital
International SA
1.375%, 10/04/29, MTN . EUR 300 $ 331,271
1.491%, 09/04/30, MTN . EUR 300 326,504
1.535%, 05/31/39, MTN . EUR 100 87,316
1.618%, 05/18/40, MTN . EUR 400 346,408
UNEDIC ASSEO
3.375%, 11/25/33, MTN . EUR 5,000 5,839,681
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN . EUR 1,500 1,812,575
1.875%, 01/15/31, MTN . EUR 200 216,722
3.875%, 09/11/34, MTN . EUR 100 116,163
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 40 55,004
Wendel SE
4.500%, 06/19/30 ...... EUR 400 484,253
3.750%, 08/11/33 ...... EUR 400 463,451
TOTAL FRANCE ......... 97,625,252
GERMANY — (3.9%)
Allianz Finance II BV
3.250%, 12/04/29, MTN . EUR 100 118,846
1.500%, 01/15/30, MTN . EUR 400 442,670
4.500%, 03/13/43 ...... GBP 2,100 2,459,237
BASF SE
4.500%, 03/08/35, MTN . EUR 800 997,084
Bayer AG
4.625%, 05/26/33, MTN . EUR 50 61,771
BMW Finance NV
3.750%, 11/20/34, MTN . EUR 243 286,308
3.625%, 05/22/35, MTN . EUR 407 474,789
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 310 364,287
Continental AG
3.625%, 11/30/27, MTN . EUR 60 70,613
Daimler Truck Finance Canada,
Inc.
2.460%, 12/15/26 ...... CAD 243 172,839
Deutsche Bank AG
1.625%, 01/20/27, MTN . EUR 100 114,277
Deutsche Boerse AG
1.500%, 04/04/32 ...... EUR 1,700 1,802,191
3.875%, 09/28/33 ...... EUR 6,900 8,379,647
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 29 43,216
E.ON International Finance BV
6.375%, 06/07/32, MTN . GBP 730 1,039,919
5.875%, 10/30/37, MTN . GBP 1,400 1,882,128
6.750%, 01/27/39, MTN . GBP 250 359,651
E.ON SE
4.000%, 08/29/33, MTN . EUR 233 284,468
3.875%, 09/05/38, MTN . EUR 184 215,068
4.125%, 03/25/44, MTN . EUR 131 151,631

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Dimensional Global ex US Core Fixed Income ETF
continued
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GERMANY — (Continued)
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 200 $ 249,221
5.125%, 10/05/30, MTN . EUR 898 1,139,285
Heidelberg Materials AG
3.950%, 07/19/34 ...... EUR 1,224 1,459,498
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32, MTN . GBP 123 176,344
Mercedes-Benz Group AG
1.125%, 08/08/34, MTN . EUR 300 288,653
Siemens
Financieringsmaatschappij NV
3.000%, 11/22/28, MTN . EUR 400 470,361
3.125%, 05/27/33, MTN . EUR 4,900 5,717,365
3.000%, 09/08/33, MTN . EUR 3,300 3,832,475
3.375%, 02/22/37 ...... EUR 5,300 6,096,094
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 200 235,592
Traton Finance Luxembourg SA
5.625%, 01/16/29, MTN . GBP 600 805,238
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 900 1,099,105
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 406 418,991
3.875%, 09/10/30 ...... EUR 1,174 1,398,461
3.875%, 11/19/31 ...... EUR 400 469,819
Volkswagen International
Finance NV
1.250%, 09/23/32, MTN . EUR 700 695,776
4.125%, 09/02/35, MTN . EUR 900 1,048,784
Volkswagen Leasing GmbH
4.000%, 04/11/31, MTN . EUR 100 119,611
4.750%, 09/25/31, MTN . EUR 838 1,035,107
TOTAL GERMANY ....... 46,476,420
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29 ...... GBP 75 102,578
TOTAL HONG KONG ..... 102,578
IRELAND — (0.1%)
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 900 1,108,164
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 254 263,698
TOTAL IRELAND ......... 1,371,862
ITALY — (2.9%)
Autostrade per l'Italia SpA
2.250%, 01/25/32, MTN . EUR 3,250 3,520,735
Enel SpA
5.750%, 06/22/37, MTN . GBP 400 532,736
Eni SpA
4.250%, 05/19/33, MTN . EUR 2,156 2,631,080
3.875%, 01/15/34, MTN . EUR 2,348 2,789,798
Intesa Sanpaolo SpA
Face
Amount^
Value†
(000)
ITALY — (Continued)
5.125%, 08/29/31, MTN . EUR 374 $ 479,022
5.625%, 03/08/33, MTN . EUR 487 641,322
6.625%, 05/31/33, MTN . GBP 2,273 3,253,751
2.625%, 03/11/36, MTN . GBP 1,579 1,607,754
Italy Buoni Poliennali Del
Tesoro
4.350%, 11/01/33 ...... EUR 512 642,872
Ω 3.350%, 03/01/35 ...... EUR 1,203 1,402,388
Ω 3.250%, 03/01/38 ...... EUR 3,333 3,723,004
Snam SpA
3.250%, 07/01/32, MTN . EUR 5,000 5,799,596
1.000%, 09/12/34, MTN . EUR 2,300 2,169,661
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,889 3,467,334
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 913 1,072,912
TOTAL ITALY ........... 33,733,965
JAPAN — (14.6%)
American Honda Finance Corp.
3.300%, 03/21/29, MTN . EUR 100 117,385
3.650%, 04/23/31, MTN . EUR 631 745,864
3.500%, 06/27/31 ...... EUR 800 937,414
3.950%, 03/19/32, MTN . EUR 6,739 8,030,912
East Japan Railway Co.
1.104%, 09/15/39, MTN . EUR 501 414,997
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,408,600 8,970,402
Japan Government Ten Year
Bond
0.100%, 12/20/27 ...... JPY 1,491,500 9,516,245
0.600%, 12/20/33 ...... JPY 2,875,750 17,382,183
Japan Government Thirty Year
Bond
2.400%, 11/20/31 ...... JPY 614,250 4,239,164
1.400%, 12/20/32 ...... JPY 1,035,950 6,718,427
2.500%, 06/20/36 ...... JPY 3,678,650 25,637,006
Japan Government Twenty Year
Bond
1.900%, 03/20/31 ...... JPY 564,550 3,787,401
1.700%, 06/20/32 ...... JPY 723,950 4,799,297
1.400%, 09/20/34 ...... JPY 1,782,300 11,409,821
0.400%, 09/20/40 ...... JPY 4,625,400 23,171,886
0.900%, 06/20/42 ...... JPY 1,922,150 9,983,626
1.600%, 03/20/44 ...... JPY 3,412,150 19,227,688
Japan Government Two Year
Bond
0.100%, 01/01/26 ...... JPY 837,850 5,435,596
JT International Financial
Services BV
2.750%, 09/28/33, MTN . GBP 100 111,970
3.625%, 04/11/34, MTN . EUR 1,825 2,106,149
Mitsubishi UFJ Financial Group,
Inc.

83
Dimensional Global ex US Core Fixed Income ETF
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(000)
JAPAN — (Continued)
3.556%, 06/15/32, MTN . EUR 200 $ 236,573
Mizuho Financial Group, Inc.
0.797%, 04/15/30, MTN . EUR 266 280,414
2.096%, 04/08/32, MTN . EUR 473 512,318
4.029%, 09/05/32, MTN . EUR 1,015 1,226,130
4.416%, 05/20/33, MTN . EUR 3,211 3,964,725
3.767%, 08/27/34, MTN . EUR 1,183 1,398,389
NTT Finance Corp.
Ω 3.678%, 07/16/33 ...... EUR 351 413,966
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 2,301 2,670,410
Sumitomo Mitsui Financial
Group, Inc.
0.632%, 10/23/29, MTN . EUR 194 206,395
4.492%, 06/12/30, MTN . EUR 100 124,082
3.318%, 10/07/31, MTN . EUR 300 351,741
TOTAL JAPAN ........... 174,128,576
LUXEMBOURG — (1.0%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 100 116,453
Eurofins Scientific SE
4.750%, 09/06/30 ...... EUR 100 123,340
3.875%, 02/05/33 ...... EUR 2,232 2,598,795
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 2,700 3,384,403
4.375%, 04/25/34 ...... EUR 900 1,080,499
2.250%, 12/19/39 ...... EUR 1,200 1,082,725
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 2,004 2,153,128
3.750%, 01/16/32, MTN . EUR 877 1,025,843
Vier Gas Transport GmbH
4.625%, 09/26/32, MTN . EUR 100 123,598
TOTAL LUXEMBOURG .... 11,688,784
NETHERLANDS — (2.7%)
ABN AMRO Bank NV
5.250%, 05/26/26, MTN . GBP 1,900 2,511,158
EUR003M+0.35%, FRN,
2.376%, 02/25/27(*) .... EUR 2,000 2,312,283
4.750%, 10/24/29, MTN . GBP 100 133,504
3.125%, 01/21/30, MTN . EUR 1,100 1,294,994
4.250%, 02/21/30, MTN . EUR 200 243,634
BBSW3M+0.90%, FRN,
4.436%, 08/27/30(*), MTN AUD 5,000 3,266,155
3.000%, 02/25/31, MTN . EUR 400 465,791
3.000%, 10/01/31 ...... EUR 4,000 4,655,499
4.500%, 11/21/34 ...... EUR 600 753,850
BNG Bank NV
5.000%, 03/13/34, MTN . AUD 386 256,648
3.500%, 09/27/38, MTN . EUR 400 473,190
Cooperatieve Rabobank UA
3.125%, 09/15/26 ...... CHF 225 287,657
BBSW3M+0.85%, FRN,
4.670%, 01/19/28(*), MTN AUD 700 463,824
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
BBSW3M+0.75%, FRN,
4.298%, 05/26/28(*), MTN AUD 3,100 $ 2,035,285
BBSW3M+1.03%, FRN,
4.578%, 02/26/29(*), MTN AUD 1,500 992,504
4.000%, 01/10/30, MTN . EUR 200 241,910
3.822%, 07/26/34, MTN . EUR 200 239,350
5.250%, 05/23/41, MTN . GBP 717 925,831
CTP NV
4.750%, 02/05/30, MTN . EUR 200 244,824
1.500%, 09/27/31, MTN . EUR 1,008 1,042,527
Enexis Holding NV
0.750%, 07/02/31, MTN . EUR 375 385,018
0.625%, 06/17/32, MTN . EUR 1,475 1,456,378
3.250%, 04/09/33, MTN . EUR 3,271 3,819,546
3.625%, 06/12/34, MTN . EUR 350 414,844
Koninklijke KPN NV
3.375%, 02/17/35, MTN . EUR 100 113,902
3.875%, 02/16/36, MTN . EUR 1,400 1,648,346
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 788 962,473
Nederlandse Waterschapsbank
NV
3.170%, 02/16/37, MTN . EUR 400 324,456
Netherlands Government Bond
Ω 2.310%, 07/15/30 ...... EUR 242 250,900
TOTAL NETHERLANDS ... 32,216,281
NEW ZEALAND — (1.2%)
New Zealand Government Bond
2.000%, 05/15/32 ...... NZD 1,405 726,561
3.500%, 04/14/33 ...... NZD 6,291 3,528,611
4.250%, 05/15/34 ...... NZD 6,130 3,586,654
2.750%, 04/15/37 ...... NZD 13,885 6,844,819
TOTAL NEW ZEALAND .... 14,686,645
NORWAY — (0.6%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 4,432 5,219,365
Equinor ASA
1.375%, 05/22/32, MTN . EUR 1,484 1,545,801
SpareBank 1 SMN
3.500%, 05/23/29, MTN . EUR 400 474,517
TOTAL NORWAY ........ 7,239,683
SINGAPORE — (0.6%)
Temasek Financial I, Ltd.
3.500%, 02/15/33, MTN . EUR 5,618 6,704,817
TOTAL SINGAPORE ...... 6,704,817
SPAIN — (2.1%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 1,900 2,082,427
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 2,200 2,765,286
Adif Alta Velocidad
3.900%, 04/30/33, MTN . EUR 500 603,564

84
Dimensional Global ex US Core Fixed Income ETF
continued
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(000)
SPAIN — (Continued)
3.650%, 04/30/34 ...... EUR 1,300 $ 1,534,699
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 1,000 1,213,361
Banco Santander SA
1.750%, 02/17/27, MTN . GBP 100 127,305
5.500%, 06/11/29, MTN . GBP 300 407,517
4.250%, 06/12/30, MTN . EUR 200 244,717
4.875%, 10/18/31, MTN . EUR 900 1,135,953
3.500%, 10/02/32, MTN . EUR 1,400 1,643,743
3.750%, 01/09/34, MTN . EUR 800 952,208
3.500%, 02/17/35, MTN . EUR 700 809,920
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 300 368,238
4.375%, 11/29/33, MTN . EUR 1,100 1,375,643
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 116,095
Merlin Properties Socimi SA
1.875%, 12/04/34 ...... EUR 1,600 1,598,012
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 1,400 1,618,086
Spain Government Bond
Ω 4.200%, 01/31/37 ...... EUR 64 80,291
Ω 0.850%, 07/30/37 ...... EUR 1,831 1,607,637
Telefonica Emisiones SA
3.698%, 01/24/32, MTN . EUR 600 710,697
4.183%, 11/21/33, MTN . EUR 1,200 1,447,255
3.724%, 01/23/34 ...... EUR 300 347,984
4.055%, 01/24/36, MTN . EUR 1,800 2,114,974
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 31 41,734
TOTAL SPAIN ........... 24,947,346
SUPRANATIONAL — (1.1%)
European Financial Stability
Facility
3.375%, 08/30/38, MTN . EUR 354 415,410
European Investment Bank
5.625%, 06/07/32 ...... GBP 124 176,770
3.875%, 06/08/37, MTN . GBP 200 244,821
3.000%, 02/15/39 ...... EUR 500 569,055
European Union
3.250%, 07/04/34 ...... EUR 210 248,649
0.400%, 02/04/37 ...... EUR 300 257,337
3.375%, 10/04/39, MTN . EUR 4,122 4,723,130
0.450%, 07/04/41, MTN . EUR 757 554,087
3.375%, 11/04/42, MTN . EUR 100 112,071
Inter-American Development
Bank
5.000%, 07/20/30, MTN . GBP 175 239,718
4.375%, 08/18/32, MTN . GBP 3,900 5,179,060
International Finance Corp.
1.500%, 04/15/35, MTN . AUD 600 293,631
TOTAL SUPRANATIONAL . 13,013,739
Face
Amount^
Value†
(000)
SWEDEN — (0.9%)
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 150 $ 159,698
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,160 1,297,704
Investor AB
2.750%, 06/10/32 ...... EUR 305 345,479
0.375%, 10/29/35, MTN . EUR 601 518,015
Skandinaviska Enskilda Banken
AB
3.250%, 11/24/25, MTN . EUR 1,350 1,559,123
5.500%, 06/01/26, MTN . GBP 962 1,273,023
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 760 879,121
3.000%, 02/10/32, MTN . EUR 100 115,893
Svenska Handelsbanken AB
3.875%, 05/10/27, MTN . EUR 100 118,198
0.050%, 09/06/28, MTN . EUR 825 890,603
3.250%, 08/27/31 ...... EUR 100 116,946
2.875%, 02/17/32, MTN . EUR 2,225 2,584,994
3.750%, 02/15/34 ...... EUR 150 179,557
Swedbank AB
4.125%, 11/13/28, MTN . EUR 300 362,785
TOTAL SWEDEN ......... 10,401,139
SWITZERLAND — (0.1%)
UBS Group AG
0.875%, 11/03/31 ...... EUR 300 304,735
0.625%, 02/24/33 ...... EUR 1,203 1,148,731
TOTAL SWITZERLAND .... 1,453,466
UNITED KINGDOM — (8.0%)
Barclays PLC
3.250%, 02/12/27, MTN . GBP 589 763,853
3.250%, 01/17/33, MTN . GBP 2,362 2,738,009
BAT International Finance PLC
2.250%, 01/16/30, MTN . EUR 361 405,400
4.125%, 04/12/32, MTN . EUR 516 618,756
6.000%, 11/24/34, MTN . GBP 713 980,926
British Telecommunications
PLC
3.125%, 02/11/32, MTN . EUR 100 115,153
4.250%, 01/06/33, MTN . EUR 378 462,210
6.375%, 06/23/37, MTN . GBP 700 983,595
5.750%, 02/13/41, MTN . GBP 1,275 1,641,362
5.625%, 12/03/41, MTN . GBP 350 444,074
Cadent Finance PLC
0.750%, 03/11/32, MTN . EUR 750 738,060
2.250%, 10/10/35, MTN . GBP 200 198,852
5.625%, 01/11/36 ...... GBP 100 131,445
3.125%, 03/21/40, MTN . GBP 468 451,914
CK Hutchison Europe Finance
21, Ltd.
1.000%, 11/02/33 ...... EUR 241 234,444
CK Hutchison Group Telecom
Finance SA

85
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
1.500%, 10/17/31 ...... EUR 1,120 $ 1,167,933
Diageo Finance PLC
2.750%, 06/08/38 ...... GBP 1,900 1,924,633
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 7,104 8,189,436
Lloyds Banking Group PLC
4.250%, 11/22/27, MTN . AUD 220 143,436
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 472 552,604
4.250%, 06/17/35, MTN . EUR 900 1,073,495
5.625%, 09/11/35, MTN . GBP 393 527,307
3.625%, 03/10/36, MTN . GBP 943 1,061,089
2.375%, 07/03/39, MTN . GBP 2,526 2,278,300
1.500%, 01/20/41, MTN . GBP 830 619,145
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 200 242,329
5.500%, 02/04/34, MTN . GBP 100 134,487
5.750%, 04/05/35 ...... GBP 570 770,741
National Grid North America,
Inc.
3.631%, 09/03/31, MTN . EUR 400 473,376
4.668%, 09/12/33, MTN . EUR 1,243 1,549,700
3.724%, 11/25/34, MTN . EUR 171 199,591
4.061%, 09/03/36, MTN . EUR 350 413,362
National Grid PLC
0.750%, 09/01/33, MTN . EUR 544 513,715
3.245%, 03/30/34, MTN . EUR 772 869,856
4.275%, 01/16/35, MTN . EUR 215 260,910
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 1,200 800,343
NatWest Markets PLC
1.375%, 03/02/27, MTN . EUR 217 247,530
3.125%, 01/10/30, MTN . EUR 100 116,799
Reckitt Benckiser Treasury
Services PLC
5.000%, 12/20/32 ...... GBP 5,000 6,696,218
Segro PLC
3.500%, 09/24/32, MTN . EUR 4,149 4,805,377
5.750%, 06/20/35 ...... GBP 1,400 1,923,000
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 60 80,275
3.500%, 10/16/30, MTN . EUR 1,079 1,269,336
6.625%, 03/14/35, MTN . GBP 1,400 1,989,067
3.100%, 09/15/36, MTN . GBP 300 315,190
6.375%, 05/15/40, MTN . GBP 282 383,650
Standard Chartered PLC
4.375%, 01/18/38, MTN . GBP 550 656,837
Tesco Corporate Treasury
Services PLC
5.500%, 02/27/35, MTN . GBP 412 543,064
U.K. Gilt
0.875%, 07/31/33 ...... GBP 8,781 9,008,584
4.500%, 03/07/35 ...... GBP 12,721 16,823,995
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
1.125%, 01/31/39 ...... GBP 1,798 $ 1,538,211
4.375%, 01/31/40 ...... GBP 157 196,919
U.K. Treasury Bills
3.780%, 01/05/26 ...... GBP 4,150 5,414,963
United Kingdom Gilt
0.625%, 07/31/35 ...... GBP 2,349 2,170,137
Vodafone Group PLC
2.875%, 11/20/37, MTN . EUR 900 949,563
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 4,872 5,626,075
TOTAL UNITED KINGDOM . 95,428,631
UNITED STATES — (18.8%)
3M Co.
1.750%, 05/15/30, MTN . EUR 232 254,892
Air Products and Chemicals,
Inc.
4.000%, 03/03/35 ...... EUR 720 860,772
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 24,226 28,095,321
3.375%, 05/06/37 ...... EUR 839 964,317
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 2,676 3,076,616
American Tower Corp.
4.625%, 05/16/31 ...... EUR 527 653,912
4.100%, 05/16/34, MTN . EUR 1,150 1,373,531
Apple, Inc.
3.050%, 07/31/29 ...... GBP 800 1,021,771
AT&T, Inc.
4.300%, 11/18/34 ...... EUR 114 138,876
3.150%, 09/04/36 ...... EUR 216 235,996
2.600%, 05/19/38 ...... EUR 486 486,662
7.000%, 04/30/40, MTN . GBP 950 1,383,751
4.250%, 06/01/43 ...... GBP 587 623,569
4.875%, 06/01/44 ...... GBP 406 463,456
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 3,784 3,987,051
2.375%, 06/19/39 ...... GBP 8,128 7,604,274
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 5,285 6,304,575
Booking Holdings, Inc.
4.750%, 11/15/34 ...... EUR 200 254,378
3.750%, 11/21/37 ...... EUR 306 352,049
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 1,123 1,374,803
BP Capital Markets PLC
5.773%, 05/25/38, MTN . GBP 857 1,169,421
Capital One Financial Corp.
1.650%, 06/12/29 ...... EUR 1,335 1,474,493
Citigroup, Inc.
1.750%, 10/23/26 ...... GBP 1,025 1,313,446
6.800%, 06/25/38, MTN . GBP 4,282 6,354,933
7.375%, 09/01/39, MTN . GBP 896 1,380,123
Coca-Cola Co. (The)

86
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.625%, 03/09/35 ...... EUR 261 $ 261,532
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 395 399,690
Comcast Corp.
3.550%, 09/26/36 ...... EUR 100 114,812
5.250%, 09/26/40 ...... GBP 426 532,727
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 1,100 1,336,997
Digital Dutch Finco BV
3.875%, 03/15/35 ...... EUR 1,325 1,522,432
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 170 169,587
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 337 398,338
3.850%, 06/15/34 ...... EUR 1,270 1,476,379
Equinix Europe 2 Financing
Corp. LLC
4.000%, 05/19/34 ...... EUR 272 319,060
3.625%, 11/22/34 ...... EUR 532 604,157
Equinix, Inc.
1.000%, 03/15/33 ...... EUR 700 675,417
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 530 619,078
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 439 483,402
0.835%, 06/26/32 ...... EUR 6,203 6,230,797
1.408%, 06/26/39 ...... EUR 7,874 6,729,728
FedEx Corp.
0.950%, 05/04/33 ...... EUR 200 190,993
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 700 845,342
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33, MTN . GBP 146 203,919
General Electric Co.
4.125%, 09/19/35, MTN . EUR 92 112,548
General Motors Financial Co.,
Inc.
4.000%, 07/10/30, MTN . EUR 250 299,450
3.700%, 07/14/31, MTN . EUR 390 459,632
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN . GBP 75 103,519
6.375%, 03/09/39, MTN . GBP 950 1,366,660
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 4,239 5,139,799
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 254 280,817
0.875%, 05/09/29, MTN . EUR 435 472,214
0.750%, 03/23/32, MTN . EUR 235 235,196
1.000%, 03/18/33, MTN . EUR 366 365,109
Haleon UK Capital PLC
3.375%, 03/29/38, MTN . GBP 150 162,846
Honeywell International, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.750%, 05/17/32 ...... EUR 182 $ 216,316
4.125%, 11/02/34 ...... EUR 1,450 1,754,800
3.750%, 03/01/36 ...... EUR 781 908,577
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 1,873 2,156,797
4.875%, 02/06/38 ...... GBP 1,946 2,431,263
4.000%, 02/06/43 ...... EUR 343 393,528
Jefferies Financial Group, Inc.
4.000%, 04/16/29, MTN . EUR 100 118,340
Johnson Controls International
PLC
4.250%, 05/23/35 ...... EUR 1,500 1,836,155
Liberty Mutual Group, Inc.
Ω 4.625%, 12/02/30 ...... EUR 100 123,475
4.625%, 12/02/30 ...... EUR 200 246,949
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 100 110,304
McDonald's Corp.
5.875%, 04/23/32, MTN . GBP 190 269,167
0.875%, 10/04/33, MTN . EUR 1,300 1,258,098
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 900 878,188
1.500%, 07/02/39 ...... EUR 1,625 1,427,178
Nasdaq, Inc.
0.900%, 07/30/33 ...... EUR 1,855 1,779,342
Nestle Capital Corp.
4.750%, 03/22/36 ...... GBP 1,399 1,805,962
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 3,405 3,951,282
0.625%, 02/14/34, MTN . EUR 163 155,697
3.375%, 11/15/34, MTN . EUR 444 525,562
1.500%, 03/29/35, MTN . EUR 400 399,308
3.750%, 11/14/35 ...... EUR 2,472 2,967,248
3.250%, 01/23/37, MTN . EUR 1,374 1,563,976
1.750%, 11/02/37, MTN . EUR 606 583,516
5.125%, 12/07/38, MTN . GBP 5,221 6,839,506
Nestle Holdings, Inc.
0.625%, 12/18/25, MTN . GBP 100 130,825
5.125%, 09/21/32 ...... GBP 470 645,637
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 400 468,661
PepsiCo, Inc.
3.550%, 07/22/34 ...... GBP 300 366,856
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 296 300,684
3.250%, 06/06/32 ...... EUR 2,500 2,890,541
2.000%, 05/09/36 ...... EUR 100 96,900
1.875%, 11/06/37 ...... EUR 300 277,306
1.450%, 08/01/39 ...... EUR 1,560 1,305,005
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 921 1,059,881
Prologis Euro Finance LLC

87
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.625%, 05/23/33 ...... EUR 179 $ 223,629
1.000%, 02/06/35 ...... EUR 911 841,701
Public Storage Operating Co.
0.875%, 01/24/32 ...... EUR 451 452,314
Realty Income Corp.
3.375%, 06/20/31 ...... EUR 679 789,330
5.125%, 07/06/34 ...... EUR 4,934 6,321,669
3.875%, 06/20/35 ...... EUR 700 813,264
6.000%, 12/05/39 ...... GBP 325 438,040
5.250%, 09/04/41 ...... GBP 1,108 1,372,916
Sanofi SA
EUR003M+0.30%, FRN,
2.329%, 03/11/27(*) .... EUR 3,000 3,468,033
0.875%, 03/21/29, MTN . EUR 300 329,156
1.500%, 04/01/30, MTN . EUR 900 996,070
2.750%, 03/11/31, MTN . EUR 1,600 1,850,789
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 2,040 2,047,256
1.875%, 04/07/32, MTN . EUR 6,453 6,991,850
1.250%, 11/11/32, MTN . EUR 440 448,654
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 6,140 7,178,138
Verizon Communications, Inc.
4.750%, 02/17/34, MTN . GBP 485 622,758
4.750%, 10/31/34 ...... EUR 100 126,136
1.125%, 09/19/35 ...... EUR 350 321,505
3.750%, 02/28/36, MTN . EUR 614 713,810
3.375%, 10/27/36 ...... GBP 3,483 3,807,129
2.875%, 01/15/38 ...... EUR 557 581,291
1.875%, 11/03/38 ...... GBP 200 173,789
Visa, Inc.
2.000%, 06/15/29 ...... EUR 1,145 1,298,733
3.125%, 05/15/33 ...... EUR 4,457 5,197,091
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.375%, 06/15/34 ...... EUR 10,350 $ 11,324,381
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 1,984 2,374,649
Walmart, Inc.
5.625%, 03/27/34 ...... GBP 4,526 6,376,613
5.250%, 09/28/35 ...... GBP 5,687 7,802,196
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 767 799,049
4.625%, 11/02/35 ...... GBP 348 441,164
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 1,021 1,274,996
TOTAL UNITED STATES .. 223,356,094
TOTAL BONDS .......... 1,184,960,500
U.S. TREASURY OBLIGATIONS
— (0.4%)
U.S. Treasury Bonds
1.125%, 08/15/40 ..... 1,700 1,081,824
U.S. Treasury Notes
USBMMY3M + 0.15%,
FRN, 4.002% 04/30/26(*) 392 391,924
USBMMY3M + 0.18%,
FRN, 4.034% 07/31/26(*) 1,300 1,300,003
USBMMY3M + 0.21%,
FRN, 4.057% 10/31/26(*) 1,800 1,800,356
TOTAL U.S. TREASURY
OBLIGATIONS ........... 4,574,107
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $1,179,859,952) ..... 1,189,837,021
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,179,859,952) ..... $ 1,189,837,021
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $58,535,265 which represented 4.8% of the net assets of the Fund.
As of October 31, 2025, Dimensional Global ex US Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 25,712,736 CAD 35,765,799 BNY Capital Markets 11/03/25 $ 186,705
USD 23,104,851 GBP 17,128,274 Citigroup 11/03/25 600,813
USD 16,049,440 AUD 24,240,392 Citigroup 11/03/25 180,428
USD 5,614,329 GBP 4,164,918 Citigroup 11/03/25 142,238

88
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 58,160,501 EUR 49,433,795 RBC Dominion Securities 11/03/25 $ 1,103,951
USD 28,043,463 CAD 38,995,445 BNY Capital Markets 11/04/25 212,435
USD 53,982,401 EUR 45,897,977 Citigroup 11/04/25 1,006,896
USD 790,802 NZD 1,376,794 Citigroup 11/04/25 2,382
USD 531,012 NZD 903,737 Citigroup 11/04/25 13,488
USD 3,721,040 EUR 3,163,689 Citigroup 11/04/25 69,506
USD 26,644,673 JPY 3,931,790,331 Citigroup 11/04/25 1,122,682
USD 141,028 NZD 236,594 Citigroup 11/04/25 5,542
USD 1,413,047 EUR 1,203,870 State Street Bank and Trust 11/04/25 23,539
USD 26,044,318 JPY 3,816,039,502 BNY Capital Markets 11/05/25 1,271,169
USD 23,774,120 GBP 17,674,914 BNY Capital Markets 11/06/25 551,755
USD 7,308,863 GBP 5,424,606 State Street Bank and Trust 11/06/25 181,689
USD 25,173,170 GBP 18,744,779 BNY Capital Markets 11/07/25 545,086
USD 26,171,526 CAD 36,478,501 BNY Capital Markets 11/07/25 132,844
USD 65,970,554 EUR 56,410,546 Citigroup 11/07/25 850,439
USD 26,143,620 CAD 36,424,781 BNY Capital Markets 11/10/25 139,294
USD 25,056,293 GBP 18,685,103 BNY Capital Markets 11/10/25 506,423
USD 80,096 NZD 138,651 Citigroup 11/10/25 678
USD 620,546 NZD 1,040,373 Citigroup 11/10/25 24,628
USD 24,758,606 JPY 3,769,675,264 RBC Dominion Securities 11/10/25 274,003
USD 63,718,650 EUR 54,518,692 State Street Bank and Trust 11/10/25 771,862
USD 17,924,639 EUR 15,484,164 State Street Bank and Trust 11/10/25 46,763
USD 9,361,844 EUR 8,042,083 Citigroup 11/12/25 75,484
USD 26,446,380 CAD 36,826,460 Citigroup 11/12/25 152,599
USD 57,162,254 EUR 49,059,124 Citigroup 11/12/25 512,661
USD 17,061,587 AUD 25,862,442 Citigroup 11/13/25 128,835
USD 171,071 NZD 297,409 Citigroup 11/14/25 689
USD 631,984 NZD 1,058,292 Citigroup 11/14/25 25,700
USD 60,120 NZD 102,993 Citigroup 11/14/25 1,116
USD 24,570,781 GBP 18,386,830 Citigroup 11/17/25 412,359
USD 2,089,165 GBP 1,557,199 Citigroup 11/17/25 43,164
USD 1,586,536 JPY 241,904,996 Citigroup 11/17/25 14,209
USD 24,939,857 JPY 3,762,514,372 RBC Dominion Securities 11/17/25 484,383
USD 72,671,853 EUR 61,233,549 BNY Capital Markets 11/21/25 1,928,409
USD 4,087,536 AUD 6,241,479 Citigroup 11/24/25 543
USD 4,030,996 AUD 6,109,324 Citigroup 11/24/25 30,539
USD 24,843,655 JPY 3,782,958,189 BNY Capital Markets 11/26/25 232,826
USD 57,486,191 EUR 49,511,293 Citigroup 11/26/25 269,454
USD 11,275,332 CAD 15,753,776 Citigroup 11/26/25 19,217
USD 1,730,621 GBP 1,303,286 RBC Dominion Securities 11/26/25 18,196
USD 25,249,579 GBP 18,924,382 State Street Bank and Trust 11/26/25 384,280
USD 25,525,500 JPY 3,890,988,484 Citigroup 11/28/25 206,721
USD 58,198,370 EUR 49,834,019 State Street Bank and Trust 12/01/25 592,500
USD 72,988,911 EUR 62,555,525 BNY Capital Markets 12/02/25 673,493
USD 25,643,310 CAD 35,765,799 Citigroup 12/03/25 79,411
USD 57,490,703 EUR 49,433,795 RBC Dominion Securities 12/03/25 341,053
USD 28,080,026 GBP 21,293,192 State Street Bank and Trust 12/03/25 101,764
USD 58,252,227 EUR 50,265,536 BNY Capital Markets 12/04/25 137,750
USD 27,882,389 CAD 38,995,445 RBC Dominion Securities 12/04/25 8,650
USD 25,621,039 JPY 3,931,790,331 RBC Dominion Securities 12/04/25 21,188
USD 3,662,265 CAD 5,122,337 Citigroup 12/08/25 5
USD 1,734,566 CAD 2,423,141 Citigroup 12/08/25 2,120
USD 1,764,552 CAD 2,463,140 RBC Dominion Securities 12/08/25 3,508
USD 690,363 NZD 1,151,526 Citigroup 12/18/25 29,678
USD 81,440 NZD 138,526 Citigroup 12/18/25 1,961
USD 1,534,455 NZD 2,626,362 RBC Dominion Securities 12/18/25 27,586

89
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 312,364 NZD 542,350 Citigroup 12/22/25 $ 1,133
USD 209,699 NZD 365,140 Citigroup 12/22/25 161
USD 1,252,687 NZD 2,177,155 Citigroup 12/23/25 3,254
NZD 246,328 USD 141,286 Citigroup 12/24/25 84
USD 6,212,291 NZD 10,605,196 RBC Dominion Securities 12/24/25 125,859
USD 1,172,165 NZD 2,003,766 RBC Dominion Securities 12/31/25 21,803
USD 15,918,835 AUD 24,240,392 BNY Capital Markets 01/02/26 39,781
Total Appreciation $17,121,364
GBP 1,607,436 USD 2,151,027 Citigroup 11/06/25 $ (39,081)
EUR 3,039,251 USD 3,555,000 BNY Capital Markets 11/07/25 (46,500)
EUR 10,112,816 USD 11,756,169 BNY Capital Markets 11/10/25 (80,003)
USD 17,317,334 AUD 26,545,874 BNY Capital Markets 11/17/25 (63,728)
USD 17,806,247 AUD 27,434,788 BNY Capital Markets 11/20/25 (157,494)
EUR 3,285,828 USD 3,857,339 BNY Capital Markets 11/21/25 (61,204)
USD 12,817,786 AUD 19,735,973 Citigroup 11/21/25 (105,086)
EUR 3,436,718 USD 4,033,658 RBC Dominion Securities 11/21/25 (63,200)
EUR 1,319,474 USD 1,528,186 RBC Dominion Securities 11/21/25 (3,791)
USD 5,986,693 AUD 9,272,477 Citigroup 11/24/25 (85,033)
USD 4,497,360 AUD 6,924,557 State Street Bank and Trust 11/24/25 (36,921)
USD 7,652,332 AUD 11,796,211 BNY Capital Markets 11/25/25 (72,059)
USD 2,896,593 AUD 4,447,705 Citigroup 11/25/25 (15,852)
USD 13,966,189 AUD 21,461,615 BNY Capital Markets 11/26/25 (87,471)
USD 326,003 DKK 2,107,539 Citigroup 11/26/25 (240)
USD 26,265,547 CAD 36,777,781 RBC Dominion Securities 11/28/25 (14,961)
USD 5,384,474 CAD 7,533,539 Citigroup 12/08/25 (1,696)
USD 289,955 CHF 231,880 Citigroup 12/17/25 (404)
USD 703,527 NZD 1,226,686 Citigroup 12/22/25 (414)
USD 24,916,388 JPY 3,816,039,502 BNY Capital Markets 01/05/26 (15,218)
USD 1,444,996 NZD 2,517,125 Citigroup 01/05/26 (410)
USD 8,141,265 EUR 7,033,399 State Street Bank and Trust 01/06/26 (6,620)
Total (Depreciation) $(957,386)
Total Appreciation (Depreciation) $16,163,978
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 302,414 $ — $ 302,414
Bonds
Australia ............................. — 117,661,789 — 117,661,789
Austria .............................. — 3,292,969 — 3,292,969
Belgium ............................. — 20,340,776 — 20,340,776
Canada ............................. — 217,404,885 — 217,404,885
Denmark ............................ — 12,271,934 — 12,271,934
Finland .............................. — 19,412,869 — 19,412,869
France .............................. — 97,625,252 — 97,625,252
Germany ............................ — 46,476,420 — 46,476,420
Hong Kong ........................... — 102,578 — 102,578
Ireland .............................. — 1,371,862 — 1,371,862
Italy ................................ — 33,733,965 — 33,733,965
Japan ............................... — 174,128,576 — 174,128,576

90
Dimensional Global ex US Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Luxembourg .......................... $ — $ 11,688,784 $ — $ 11,688,784
Netherlands .......................... — 32,216,281 — 32,216,281
New Zealand ......................... — 14,686,645 — 14,686,645
Norway .............................. — 7,239,683 — 7,239,683
Singapore ............................ — 6,704,817 — 6,704,817
Spain ............................... — 24,947,346 — 24,947,346
Supranational ......................... — 13,013,739 — 13,013,739
Sweden ............................. — 10,401,139 — 10,401,139
Switzerland ........................... — 1,453,466 — 1,453,466
United Kingdom ....................... — 95,428,631 — 95,428,631
United States ......................... — 223,356,094 — 223,356,094
U.S. Treasury Obligations ................. — 4,574,107 — 4,574,107
Total Investments ........................ $— $1,189,837,021 $— $1,189,837,021
Financial Instruments
Assets
Forward Currency Contracts** .............. — 17,121,364 — 17,121,364
Liabilities
Forward Currency Contracts** .............. — (957,386) — (957,386)
Total Other Financial Instruments ........... $– $16,163,978 $– $16,163,978
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

91
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount ^
Value†
(000)
BONDS — (96.3%)
AUSTRALIA — (7.1%)
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 300 $ 323,348
1.250%, 03/15/33, MTN . EUR 1,300 1,279,442
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 100 108,427
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.684%, 03/18/26(*) .... 1,500 1,502,018
EUR003M+0.40%, FRN,
2.434%, 05/21/27(*) .... EUR 5,050 5,841,866
SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 200 200,955
Ω SOFR+0.65%, FRN,
4.753%, 09/30/27(*) .... 3,250 3,265,601
BBSW3M+0.96%, FRN,
4.605%, 02/05/29(*), MTN AUD 540 356,987
BBSW3M+0.86%, FRN,
4.419%, 06/18/29(*), MTN AUD 2,300 1,515,109
Bank of New Zealand
3.661%, 07/17/29, MTN . EUR 100 119,189
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43 ...... 105 101,115
BHP Billiton Finance, Ltd.
3.125%, 04/29/33, MTN . EUR 1,500 1,712,890
Commonwealth Bank of Australia
Ω SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 1,150 1,152,164
Ω SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 1,400 1,399,467
Ω SOFR+0.64%, FRN,
4.788%, 03/14/28(*) .... 697 700,309
4.900%, 08/17/28, MTN . AUD 1,000 666,802
BBSW3M+0.95%, FRN,
4.540%, 08/17/28(*), MTN AUD 2,100 1,388,269
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 800 961,756
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.235%, 04/04/27(*) .... 100 100,522
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 1,150 1,158,341
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 300 327,325
4.747%, 01/23/30, MTN . EUR 100 123,591
National Australia Bank, Ltd.
BBSW3M+0.78%, FRN,
4.414%, 05/12/26(*), MTN AUD 1,100 721,795
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.60%, FRN,
4.649%, 10/26/27(*) .... 414 $ 416,683
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 2,200 1,454,665
1.375%, 08/30/28, MTN . EUR 100 112,109
BBSW3M+0.82%, FRN,
4.432%, 11/14/29(*), MTN AUD 2,800 1,842,465
Ω SOFR+0.79%, FRN,
4.867%, 01/14/30(*) .... 345 348,116
New South Wales Treasury
Corp.
3.000%, 04/20/29 ...... AUD 300 190,944
1.750%, 03/20/34 ...... AUD 4,700 2,447,890
4.750%, 02/20/35 ...... AUD 4,800 3,131,832
2.250%, 05/07/41 ...... AUD 100 44,062
Optus Finance Pty, Ltd.
2.500%, 07/01/30, MTN . AUD 600 353,995
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
3.848%, 09/19/28(*) .... AUD 100 65,681
Ω 5.000%, 07/21/37 ...... AUD 100 64,613
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 1,600 1,607,769
South Australian Government
Financing Authority
3.000%, 05/24/28 ...... AUD 210 134,938
1.750%, 05/24/34 ...... AUD 153 79,184
4.750%, 05/24/38 ...... AUD 470 295,050
Treasury Corp. of Victoria
5.500%, 11/17/26 ...... AUD 200 133,401
1.500%, 11/20/30 ...... AUD 250 143,983
2.250%, 09/15/33 ...... AUD 900 496,095
2.250%, 11/20/34 ...... AUD 3,700 1,961,264
2.000%, 09/17/35 ...... AUD 4,270 2,150,137
2.000%, 11/20/37, MTN . AUD 4,040 1,880,130
5.250%, 09/15/38, MTN . AUD 200 130,611
5.500%, 09/15/39 ...... AUD 2,311 1,527,832
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.490%, 04/16/26(*) .... 2,300 2,302,049
SOFR+0.52%, FRN,
4.756%, 06/03/26(*) .... 1,061 1,062,658
SOFR+0.46%, FRN,
4.525%, 10/20/26(*) .... 198 198,334
BBSW3M+0.98%, FRN,
4.570%, 02/16/28(*), MTN AUD 1,100 727,037
5.000%, 01/15/29, MTN . AUD 1,500 1,004,150
SOFR+0.81%, FRN,
4.880%, 04/16/29(*) .... 177 178,481
BBSW3M+0.88%, FRN,
4.492%, 05/14/29(*), MTN AUD 1,000 659,358

92
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
SOFR+0.82%, FRN,
4.917%, 07/01/30(*) .... 450 $ 454,237
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 250 248,068
TOTAL AUSTRALIA ........ 52,875,109
AUSTRIA — (0.0%)
OMV AG
3.250%, 09/04/31, MTN . EUR 34 40,151
1.000%, 07/03/34, MTN . EUR 120 115,552
3.750%, 09/04/36, MTN . EUR 100 118,207
TOTAL AUSTRIA .......... 273,910
BELGIUM — (0.6%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 108,304
3.750%, 03/22/37, MTN . EUR 500 585,513
Anheuser-Busch InBev
Worldwide, Inc.
4.375%, 04/15/38 ...... 169 161,230
5.450%, 01/23/39 ...... 1,165 1,209,802
4.950%, 01/15/42 ...... 280 270,911
Euroclear Investments SA
1.125%, 12/07/26 ...... EUR 200 228,140
Kingdom of Belgium Government
Bond
Ω 0.800%, 06/22/27 ...... EUR 647 732,339
Ministeries Van de Vlaamse
Gemeenschap
3.250%, 06/22/37, MTN . EUR 1,100 1,234,826
TOTAL BELGIUM ......... 4,531,065
CANADA — (6.7%)
Alimentation Couche-Tard, Inc.
4.011%, 02/12/36 ...... EUR 1,400 1,648,434
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 250 261,484
6.000%, 07/15/35 ...... 3,593 3,650,167
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.822%, 09/15/26(*), MTN 2 2,004
SOFRINDX+1.16%, FRN,
5.317%, 12/11/26(*) .... 200 201,867
EUR003M+0.47%, FRN,
2.479%, 04/12/27(*) .... EUR 800 925,222
SOFRINDX+0.76%, FRN,
4.949%, 06/04/27(*) .... 300 301,379
5.717%, 09/25/28 ...... 400 417,515
BBSW3M+1.27%, FRN,
4.862%, 06/27/29(*), MTN AUD 2,500 1,648,004
# 5.511%, 06/04/31 ...... 100 105,434
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.758%, 09/15/26(*) .... 158 158,393
SOFRINDX+0.78%, FRN,
4.969%, 06/04/27(*) .... 300 301,451
Face
Amount^
Value†
(000)
CANADA — (Continued)
EUR003M+0.53%, FRN,
2.564%, 06/10/27(*), MTN EUR 1,000 $ 1,157,582
SOFRINDX+1.08%, FRN,
5.109%, 08/01/29(*) .... 720 727,502
4.850%, 02/01/30 ...... 400 408,740
Brookfield Finance, Inc.
2.724%, 04/15/31 ...... 100 91,388
6.350%, 01/05/34 ...... 420 457,320
5.675%, 01/15/35 ...... 300 311,529
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.397%, 10/02/26(*) .... 353 355,812
EUR003M+0.70%, FRN,
2.784%, 01/29/27(*) .... EUR 1,000 1,159,811
SOFR+0.94%, FRN,
5.046%, 06/28/27(*) .... 350 352,582
3.807%, 07/09/29, MTN . EUR 250 298,843
# 3.600%, 04/07/32 ...... 100 95,021
6.092%, 10/03/33 ...... 70 76,174
Canadian National Railway Co.
4.400%, 05/10/33 ...... CAD 3,000 2,231,410
Canadian Natural Resources,
Ltd.
Ω 5.400%, 12/15/34 ...... 200 203,735
5.850%, 02/01/35 ...... 265 276,630
6.500%, 02/15/37 ...... 1,018 1,109,726
6.250%, 03/15/38 ...... 1,982 2,114,992
6.750%, 02/01/39 ...... 200 220,692
CDP Financial, Inc.
Ω 5.600%, 11/25/39 ...... 600 647,707
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 555 541,424
6.750%, 11/15/39 ...... 494 544,756
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 871 899,407
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 150 177,286
5.500%, 09/15/40 ...... 636 637,326
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 800 851,126
Federation des Caisses
Desjardins du Quebec
EUR003M+0.55%, FRN,
2.566%, 01/17/26(*), MTN EUR 1,500 1,732,638
Kinross Gold Corp.
6.250%, 07/15/33 ...... 1,232 1,343,239
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 200 208,542
Magna International, Inc.
4.950%, 01/31/31 ...... CAD 2,000 1,507,505
4.375%, 03/17/32 ...... EUR 450 549,019
Province of British Columbia
Canada

93
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
3.200%, 06/18/32 ...... CAD 2,600 $ 1,859,515
Province of Manitoba Canada
4.850%, 08/28/34, MTN . AUD 100 64,515
Province of Ontario Canada
4.150%, 06/02/34 ...... CAD 3,400 2,548,053
Province of Quebec Canada
5.100%, 06/04/35, MTN . AUD 6,500 4,249,874
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 224 260,820
4.500%, 03/15/42 ...... 350 304,726
5.450%, 10/01/43 ...... 257 247,265
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
5.145%, 07/20/26(*) .... 100 100,663
SOFRINDX+0.95%, FRN,
5.015%, 01/19/27(*) .... 100 100,661
5.228%, 06/24/30 ...... CAD 2,000 1,546,630
4.375%, 10/02/30, MTN . EUR 300 371,147
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 50 51,050
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 255 286,268
5.950%, 05/15/35 ...... 112 115,752
6.800%, 05/15/38 ...... 305 336,845
6.850%, 06/01/39 ...... 793 883,582
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 1,046,494
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.148%, 07/17/26(*), MTN 271 272,634
SOFR+0.73%, FRN,
4.822%, 04/05/27(*) .... 900 903,506
SOFR+0.91%, FRN,
5.116%, 06/02/28(*), MTN 154 154,717
3.631%, 12/13/29, MTN . EUR 100 118,871
SOFR+1.03%, FRN,
5.160%, 12/17/29(*) .... 259 260,926
1.952%, 04/08/30, MTN . EUR 200 221,726
3.563%, 04/16/31, MTN . EUR 250 295,610
2.450%, 01/12/32 ...... 120 107,202
4.456%, 06/08/32 ...... 145 144,976
3.129%, 08/03/32, MTN . EUR 100 114,898
TransCanada PipeLines , Ltd.
5.600%, 03/31/34 ...... 150 155,369
6.200%, 10/15/37 ...... 570 613,702
7.625%, 01/15/39 ...... 251 300,727
6.100%, 06/01/40 ...... 512 541,161
Tucson Electric Power Co.
5.200%, 09/15/34 ...... 100 102,117
TOTAL CANADA .......... 49,592,820
DENMARK — (1.2%)
DSV Finance BV
3.250%, 11/06/30, MTN . EUR 100 116,952
3.375%, 11/06/32, MTN . EUR 1,563 1,821,704
Face
Amount^
Value†
(000)
DENMARK — (Continued)
3.375%, 11/06/34, MTN . EUR 1,400 $ 1,604,977
Novo Nordisk Finance
Netherlands BV
3.125%, 05/27/33, MTN . EUR 472 545,970
3.375%, 05/21/34, MTN . EUR 3,800 4,437,720
Nykredit Realkredit A/S
3.375%, 01/10/30, MTN . EUR 100 117,358
TOTAL DENMARK ........ 8,644,681
FINLAND — (0.6%)
Neste OYJ
3.750%, 03/20/30, MTN . EUR 100 118,773
3.875%, 05/21/31, MTN . EUR 100 119,479
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.860%, 03/19/27(*) .... 300 301,487
Ω SOFR+0.70%, FRN,
4.889%, 03/17/28(*) .... 1,026 1,031,680
3.625%, 03/15/34, MTN . EUR 2,564 3,037,576
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 100 120,034
TOTAL FINLAND .......... 4,729,029
FRANCE — (6.5%)
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 900 1,051,832
Agence Francaise de
Developpement EPIC
3.500%, 02/25/33 ...... EUR 2,600 3,042,194
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 100 114,246
0.750%, 01/17/30 ...... EUR 300 316,742
4.375%, 05/02/30, MTN . EUR 1,200 1,460,541
1.250%, 06/03/30 ...... EUR 100 106,710
0.625%, 02/21/31, MTN . EUR 100 101,103
4.750%, 11/10/31, MTN . EUR 1,500 1,866,984
1.125%, 01/19/32, MTN . EUR 100 101,428
3.625%, 09/14/32, MTN . EUR 100 118,056
3.750%, 02/01/33, MTN . EUR 300 355,940
4.125%, 06/14/33, MTN . EUR 300 364,691
3.750%, 02/03/34, MTN . EUR 1,200 1,418,886
3.625%, 03/07/35, MTN . EUR 100 115,254
3.500%, 05/07/35, MTN . EUR 200 229,861
BNP Paribas SA
2.100%, 04/07/32, MTN . EUR 3,100 3,318,127
0.625%, 12/03/32, MTN . EUR 300 286,393
4.095%, 02/13/34, MTN . EUR 800 957,315
Bouygues SA
3.250%, 06/30/37 ...... EUR 1,000 1,119,563
BPCE SA
0.250%, 01/14/31 ...... EUR 100 100,573
4.000%, 11/29/32, MTN . EUR 100 120,934
4.500%, 01/13/33, MTN . EUR 700 859,585
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 2,000 2,287,540

94
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
Covivio SA
3.625%, 06/17/34, MTN . EUR 1,000 $ 1,142,450
Credit Agricole SA
1.125%, 07/12/32, MTN . EUR 300 302,427
4.000%, 01/18/33, MTN . EUR 900 1,090,906
4.375%, 11/27/33, MTN . EUR 2,400 2,940,424
3.500%, 09/26/34 ...... EUR 700 805,285
3.875%, 11/28/34, MTN . EUR 400 476,098
3.750%, 05/27/35, MTN . EUR 600 699,233
4.125%, 02/26/36, MTN . EUR 300 358,589
Engie SA
4.250%, 09/06/34, MTN . EUR 100 120,966
3.875%, 03/06/36, MTN . EUR 800 937,294
French Republic Government
Bond OAT
Ω 1.000%, 05/25/27 ...... EUR 611 693,792
ICADE
1.000%, 01/19/30 ...... EUR 100 104,969
4.375%, 05/22/35, MTN . EUR 900 1,040,202
Kering SA
3.625%, 11/21/34, MTN . EUR 1,000 1,159,435
LVMH Moet Hennessy Louis
Vuitton SE
3.000%, 03/07/32, MTN . EUR 400 465,541
3.125%, 11/07/32, MTN . EUR 1,100 1,288,234
3.500%, 09/07/33, MTN . EUR 2,100 2,507,195
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 83 96,579
3.875%, 09/30/30, MTN . EUR 412 486,001
4.125%, 04/04/31 ...... EUR 200 237,821
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 96,743
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 100 111,362
Suez SACA
4.500%, 11/13/33, MTN . EUR 600 734,462
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 400 517,705
TotalEnergies Capital
International SA
3.499%, 03/03/37, MTN . EUR 500 567,839
4.060%, 07/01/40, MTN . EUR 3,300 3,838,138
2.986%, 06/29/41 ...... 250 189,592
UNEDIC ASSEO
1.250%, 05/25/33, MTN . EUR 2,500 2,529,265
Unibail - Rodamco -Westfield SE
4.125%, 12/11/30, MTN . EUR 100 120,838
1.875%, 01/15/31, MTN . EUR 100 108,361
3.875%, 09/11/34, MTN . EUR 1,200 1,393,957
Vinci SA
EUR003M+0.25%, FRN,
2.279%, 05/13/26(*) .... EUR 1,100 1,270,023
Wendel SE
Face
Amount^
Value†
(000)
FRANCE — (Continued)
4.500%, 06/19/30 ...... EUR 400 $ 484,253
TOTAL FRANCE .......... 48,730,477
GERMANY — (4.6%)
BASF SE
4.500%, 03/08/35, MTN . EUR 2,000 2,492,710
Bayer AG
4.625%, 05/26/33, MTN . EUR 100 123,543
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 438 406,891
Ω 5.500%, 07/30/35 ...... 150 151,635
Ω 4.625%, 06/25/38 ...... 1,450 1,312,210
Ω 4.650%, 11/15/43 ...... 800 651,085
Ω 4.400%, 07/15/44 ...... 500 405,664
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 1,388 1,499,235
BMW Finance NV
3.625%, 05/22/35, MTN . EUR 334 389,630
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 527 619,287
3.500%, 01/22/33, MTN . EUR 1,250 1,465,132
3.375%, 08/27/34, MTN . EUR 298 342,614
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
5.074%, 08/13/26(*) .... 500 501,721
Ω SOFRINDX+0.92%, FRN,
5.099%, 03/21/28(*) .... 414 416,141
Ω 4.850%, 08/13/31 ...... 100 101,486
3.375%, 02/02/34, MTN . EUR 824 949,748
Ω 5.400%, 03/21/35 ...... 150 155,542
Deutsche Bahn AG
1.375%, 03/03/34, MTN . EUR 559 569,199
Deutsche Boerse AG
3.875%, 09/28/33 ...... EUR 2,200 2,671,771
Deutsche Lufthansa AG
4.000%, 05/21/30, MTN . EUR 89 107,231
Deutsche Post AG
4.000%, 03/24/40, MTN . EUR 270 319,647
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 100 111,851
E.ON SE
3.750%, 03/01/29, MTN . EUR 25 29,932
4.000%, 08/29/33, MTN . EUR 700 854,626
3.750%, 01/15/36 ...... EUR 500 589,351
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 500 443,013
Heidelberg Materials AG
3.950%, 07/19/34 ...... EUR 1,180 1,407,032
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
5.113%, 11/15/27(*) .... 225 226,538
Ω 3.100%, 08/15/29 ...... 400 383,572

95
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
8.500%, 01/18/31 ...... 100 $ 119,036
Ω 5.000%, 01/11/34 ...... 556 561,914
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 474 496,489
Siemens
Financieringsmaatschappij NV
EUR003M+0.23%, FRN,
2.245%, 12/18/25(*) .... EUR 3,000 3,463,397
3.000%, 09/08/33, MTN . EUR 3,000 3,484,068
3.375%, 02/22/37 ...... EUR 1,400 1,610,289
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 800 942,368
4.375%, 04/15/40 ...... 488 438,429
3.000%, 02/15/41 ...... 150 112,284
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 122,123
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 200 206,400
3.875%, 09/10/30 ...... EUR 122 145,326
3.875%, 11/19/31 ...... EUR 700 822,184
Volkswagen Financial Services
NV
5.875%, 05/23/29, MTN . GBP 100 136,336
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
4.946%, 03/20/26(*) .... 500 500,445
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 200 242,377
1.250%, 09/23/32, MTN . EUR 100 99,396
4.125%, 09/02/35, MTN . EUR 200 233,063
Volkswagen Leasing GmbH
4.625%, 03/25/29, MTN . EUR 100 121,716
4.000%, 04/11/31, MTN . EUR 300 358,832
4.750%, 09/25/31, MTN . EUR 523 646,016
TOTAL GERMANY ........ 34,560,525
HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125%, 04/14/30 ...... 400 383,860
TOTAL HONG KONG ...... 383,860
ITALY — (1.5%)
Enel Finance International NV
Ω 6.800%, 09/15/37 ...... 260 293,171
Ω 6.000%, 10/07/39 ...... 897 948,244
Eni SpA
4.250%, 05/19/33, MTN . EUR 1,200 1,464,423
3.875%, 01/15/34, MTN . EUR 1,000 1,188,159
Ω 5.700%, 10/01/40 ...... 927 914,148
Intesa Sanpaolo SpA
3.625%, 10/16/30, MTN . EUR 800 954,271
5.125%, 08/29/31, MTN . EUR 250 320,202
5.625%, 03/08/33, MTN . EUR 350 460,909
Face
Amount^
Value†
(000)
ITALY — (Continued)
6.625%, 05/31/33, MTN . GBP 100 $ 143,148
Italgas SpA
4.125%, 06/08/32, MTN . EUR 100 121,517
Snam SpA
1.000%, 09/12/34, MTN . EUR 1,000 943,331
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,460 2,952,455
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 100 117,515
TOTAL ITALY ............ 10,821,493
JAPAN — (4.5%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 512 357,066
American Honda Finance Corp.
SOFR+0.92%, FRN,
4.999%, 01/12/26(*) .... 177 177,243
SOFR+0.55%, FRN,
4.836%, 05/11/26(*) .... 100 100,058
SOFR+0.55%, FRN,
4.790%, 05/21/26(*), MTN 63 63,064
SOFRINDX+0.72%, FRN,
4.812%, 10/05/26(*) .... 150 150,366
SOFR+0.77%, FRN,
4.923%, 03/12/27(*) .... 100 100,183
SOFR+0.71%, FRN,
4.791%, 07/09/27(*) .... 750 750,831
SOFR+0.72%, FRN,
4.776%, 10/22/27(*) .... 100 100,099
3.650%, 04/23/31, MTN . EUR 200 236,407
3.500%, 06/27/31 ...... EUR 150 175,765
3.950%, 03/19/32, MTN . EUR 1,600 1,906,731
4.900%, 01/10/34 ...... 300 303,312
5.200%, 03/05/35 ...... 250 254,480
Japan Government Thirty Year
Bond
2.300%, 06/20/35 ...... JPY 436,400 2,998,386
2.300%, 12/20/36 ...... JPY 400,000 2,728,195
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 2,986 3,446,007
Mizuho Financial Group, Inc.
4.608%, 08/28/30, MTN . EUR 100 123,990
2.096%, 04/08/32, MTN . EUR 1,600 1,733,000
4.029%, 09/05/32, MTN . EUR 800 966,408
4.416%, 05/20/33, MTN . EUR 850 1,049,522
3.980%, 05/21/34, MTN . EUR 1,825 2,188,114
3.767%, 08/27/34, MTN . EUR 200 236,414
NTT Finance Corp.
0.342%, 03/03/30 ...... EUR 100 103,966
Ω 5.502%, 07/16/35 ...... 2,000 2,084,797
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 100 118,560
3.447%, 10/22/31, MTN . EUR 4,806 5,577,570
Protective Life Corp.

96
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
8.450%, 10/15/39 ...... 130 $ 162,708
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
4.962%, 01/14/27(*) .... 1,508 1,516,007
0.632%, 10/23/29, MTN . EUR 200 212,779
SOFR+1.05%, FRN,
5.131%, 04/15/30(*) .... 960 963,109
3.318%, 10/07/31, MTN . EUR 250 293,118
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.770%, 03/19/27(*), MTN 27 27,109
Toyota Motor Finance
Netherlands BV
EUR003M+0.68%, FRN,
2.683%, 02/09/27(*) .... EUR 2,100 2,434,339
TOTAL JAPAN ............ 33,639,703
LUXEMBOURG — (1.1%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 1,583 1,843,455
# 6.000%, 06/17/34 ...... 655 702,922
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 704 819,692
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 1,400 1,754,876
4.375%, 04/25/34 ...... EUR 600 720,333
2.250%, 12/19/39 ...... EUR 500 451,135
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 100 120,206
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 100 107,441
3.750%, 01/16/32, MTN . EUR 1,198 1,401,323
TOTAL LUXEMBOURG ..... 7,921,383
NETHERLANDS — (1.7%)
ABN AMRO Bank NV
3.000%, 02/25/31, MTN . EUR 400 465,791
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,500 1,765,908
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.992%, 10/05/26(*) .... 450 452,345
SOFR+0.60%, FRN,
4.662%, 01/21/28(*) .... 400 400,514
BBSW3M+0.75%, FRN,
4.298%, 05/26/28(*), MTN AUD 970 636,847
5.051%, 02/26/29, MTN . AUD 680 454,797
SOFRINDX+0.89%, FRN,
4.958%, 10/17/29(*) .... 3,010 3,029,862
4.000%, 01/10/30, MTN . EUR 300 362,865
3.822%, 07/26/34, MTN . EUR 300 359,024
Enexis Holding NV
0.750%, 07/02/31, MTN . EUR 350 359,350
0.625%, 06/17/32, MTN . EUR 260 256,718
3.250%, 04/09/33, MTN . EUR 515 601,365
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
3.625%, 06/12/34, MTN . EUR 350 $ 414,844
ING Groep NV
4.050%, 04/09/29 ...... 1,000 992,929
Koninklijke KPN NV
5.750%, 09/17/29, MTN . GBP 200 275,802
3.875%, 02/16/36, MTN . EUR 1,100 1,295,129
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 300 366,424
6.875%, 03/11/38 ...... 215 243,194
5.000%, 03/15/42 ...... 260 245,789
TOTAL NETHERLANDS .... 12,979,497
NEW ZEALAND — (0.2%)
New Zealand Local Government
Funding Agency Bond
3.000%, 05/15/35 ...... NZD 3,400 1,721,654
TOTAL NEW ZEALAND ..... 1,721,654
NORWAY — (1.1%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 3,434 4,044,066
Ω 6.000%, 06/13/33 ...... 400 419,188
Ω 5.125%, 10/01/34 ...... 676 664,301
Equinor ASA
1.250%, 02/17/27, MTN . EUR 200 227,671
1.375%, 05/22/32, MTN . EUR 550 572,905
3.625%, 04/06/40 ...... 514 438,129
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
5.153%, 06/17/26(*) .... 900 904,085
Ω SOFRINDX+0.41%, FRN,
4.501%, 04/09/29(*) .... 1,050 1,051,289
TOTAL NORWAY ......... 8,321,634
SINGAPORE — (0.4%)
DBS Group Holdings, Ltd.
Ω SOFR+0.65%, FRN,
4.780%, 03/21/30(*) .... 450 451,965
United Overseas Bank, Ltd.
FRN, 4.290%, 03/16/26(*) AUD 1,800 1,180,117
Ω SOFRINDX+0.58%, FRN,
4.686%, 04/02/28(*) .... 1,280 1,284,207
TOTAL SINGAPORE ....... 2,916,289
SPAIN — (1.5%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 200 219,203
4.250%, 03/18/30, MTN . EUR 100 120,875
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 100 125,695
Banco Bilbao Vizcaya Argentaria
SA
3.875%, 01/15/34, MTN . EUR 800 970,689
Banco Santander SA
1.000%, 11/04/31, MTN . EUR 100 102,710
3.500%, 10/02/32, MTN . EUR 2,300 2,700,435

97
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
SPAIN — (Continued)
3.750%, 01/09/34, MTN . EUR 200 $ 238,052
3.500%, 02/17/35, MTN . EUR 900 1,041,326
CaixaBank SA
4.375%, 11/29/33, MTN . EUR 1,000 1,250,585
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 116,094
Merlin Properties Socimi SA
1.875%, 12/04/34 ...... EUR 100 99,875
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 90 95,679
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 100 117,325
Telefonica Emisiones SA
5.445%, 10/08/29, MTN . GBP 350 473,315
4.183%, 11/21/33, MTN . EUR 200 241,209
3.724%, 01/23/34 ...... EUR 100 115,995
3.941%, 06/25/35, MTN . EUR 700 815,739
4.055%, 01/24/36, MTN . EUR 200 234,997
7.045%, 06/20/36 ...... 1,490 1,679,867
4.665%, 03/06/38 ...... 325 297,007
TOTAL SPAIN ............ 11,056,672
SUPRANATIONAL — (2.7%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.237%, 08/27/26(*) .... 50 50,342
SOFRINDX+1.00%, FRN,
5.098%, 04/06/27(*) .... 1,300 1,313,716
SOFRINDX+0.30%, FRN,
4.430%, 06/20/28(*) .... 239 238,954
SONIO/N+1.00%, FRN,
4.987%, 05/23/29(*), MTN GBP 700 941,539
Asian Infrastructure Investment
Bank (The)
Ω SOFRINDX+0.62%, FRN,
4.901%, 08/16/27(*) .... 84 84,516
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.267%, 04/14/26(*) .... 304 303,948
SOFRINDX+0.33%, FRN,
4.593%, 02/20/28(*) .... 2,600 2,602,492
SOFRINDX+0.30%, FRN,
4.562%, 02/16/29(*) .... 1,136 1,134,942
European Investment Bank
SONIO/N+0.34%, FRN,
4.328%, 03/12/26(*) .... GBP 2,761 3,630,425
European Stability Mechanism
3.000%, 08/23/33 ...... EUR 100 117,542
Inter-American Development
Bank
SOFRINDX+0.35%, FRN,
4.450%, 10/04/27(*) .... 450 450,760
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.27%, FRN,
4.400%, 03/20/28(*) .... 692 $ 691,615
SOFRINDX+0.30%, FRN,
4.585%, 02/15/29(*) .... 300 299,490
SOFRINDX+0.37%, FRN,
4.408%, 08/01/29(*) .... 173 173,037
SOFRINDX+0.39%, FRN,
4.551%, 03/13/30(*) .... 244 243,768
International Bank for
Reconstruction & Development
SOFRINDX+0.37%, FRN,
4.453%, 01/12/27(*) .... 64 64,090
SOFRINDX+0.27%, FRN,
4.431%, 06/15/27(*) .... 5,300 5,303,293
SOFRINDX+0.30%, FRN,
4.585%, 05/15/28(*) .... 508 508,367
SOFRINDX+0.29%, FRN,
4.541%, 11/22/28(*) .... 655 653,900
SOFRINDX+0.30%, FRN,
4.362%, 01/24/29(*) .... 738 736,259
2.900%, 01/19/33, MTN . EUR 160 186,727
International Finance Corp.
SOFRINDX+0.36%, FRN,
4.595%, 08/28/29(*) .... 274 273,855
TOTAL SUPRANATIONAL .. 20,003,577
SWEDEN — (1.4%)
Investor AB
3.500%, 03/31/34, MTN . EUR 2,000 2,348,908
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 100 117,294
Molnlycke Holding AB
4.250%, 06/11/34, MTN . EUR 100 120,368
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 1,927 2,229,035
Ω SOFR+0.75%, FRN,
4.990%, 06/02/28(*) .... 400 401,757
3.125%, 11/05/31, MTN . EUR 250 289,686
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.398%, 06/15/26(*) .... 1,700 1,711,255
Ω SOFR+0.74%, FRN,
4.974%, 05/23/28(*) .... 550 553,217
2.875%, 02/17/32, MTN . EUR 350 406,628
Swedbank AB
Ω SOFR+1.03%, FRN,
5.274%, 11/20/29(*) .... 541 547,188
Volvo Treasury AB
EUR003M+0.50%, FRN,
2.529%, 01/09/26(*) .... EUR 1,200 1,385,914
TOTAL SWEDEN .......... 10,111,250
SWITZERLAND — (1.1%)
ABB Finance BV

98
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
SWITZERLAND — (Continued)
3.375%, 01/15/34, MTN . EUR 500 $ 584,039
Sandoz Finance BV
4.000%, 03/26/35 ...... EUR 1,300 1,541,894
Swiss Life Finance I AG
3.750%, 03/24/35 ...... EUR 140 164,262
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 2,600 2,999,905
UBS AG
EUR003M+0.35%, FRN,
2.375%, 04/12/26(*) .... EUR 2,000 2,310,209
UBS Group AG
0.625%, 02/24/33 ...... EUR 1,000 954,889
TOTAL SWITZERLAND ..... 8,555,198
UNITED KINGDOM — (4.5%)
Ashtead Capital, Inc.
Ω 5.950%, 10/15/33 ...... 1,306 1,379,510
Ω 5.800%, 04/15/34 ...... 785 821,953
AstraZeneca PLC
6.450%, 09/15/37 ...... 323 369,183
Barclays PLC
3.250%, 01/17/33, MTN . GBP 100 115,919
BAT Capital Corp.
7.750%, 10/19/32 ...... 118 137,545
6.000%, 02/20/34 ...... 285 304,214
4.390%, 08/15/37 ...... 921 846,212
3.734%, 09/25/40 ...... 223 181,234
7.079%, 08/02/43 ...... 461 519,689
BAT International Finance PLC
2.250%, 06/26/28, MTN . GBP 300 373,092
4.125%, 04/12/32, MTN . EUR 350 419,699
British Telecommunications PLC
4.250%, 01/06/33, MTN . EUR 750 917,084
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 100 104,511
Centrica PLC
4.375%, 03/13/29, MTN . GBP 300 394,430
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 610 636,107
Diageo Finance PLC
EUR003M+0.30%, FRN,
2.329%, 06/20/26(*) .... EUR 1,300 1,501,356
HSBC Holdings PLC
# 6.100%, 01/14/42 ...... 1,100 1,201,021
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 2,620 3,020,316
Ω 5.875%, 07/01/34 ...... 1,738 1,811,288
Lloyds Bank Corporate Markets
PLC
4.125%, 05/30/27, MTN . EUR 119 141,041
Lseg Netherlands BV
0.750%, 04/06/33 ...... EUR 1,000 963,915
LSEGA Financing PLC
Ω 3.200%, 04/06/41 ...... 1,050 817,552
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
Motability Operations Group PLC
3.875%, 01/24/34, MTN . EUR 2,400 $ 2,809,849
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 250 302,911
National Grid Electricity
Distribution West Midlands PLC
5.750%, 04/16/32, MTN . GBP 100 137,501
National Grid North America, Inc.
4.668%, 09/12/33, MTN . EUR 1,450 1,807,776
National Grid PLC
3.245%, 03/30/34, MTN . EUR 200 225,351
Nationwide Building Society
3.250%, 09/05/29, MTN . EUR 100 117,445
NatWest Markets PLC
5.899%, 08/23/28, MTN . AUD 1,500 1,018,998
3.125%, 01/10/30, MTN . EUR 100 116,799
Ω SOFR+1.19%, FRN,
5.306%, 03/21/30(*) .... 512 516,957
Reckitt Benckiser Treasury
Services PLC
3.875%, 09/14/33, MTN . EUR 2,652 3,197,589
Reynolds American, Inc.
7.250%, 06/15/37 ...... 488 562,720
7.000%, 08/04/41 ...... 424 453,073
6.150%, 09/15/43 ...... 388 399,292
Segro PLC
3.500%, 09/24/32, MTN . EUR 1,450 1,679,392
Southern Gas Networks PLC
3.500%, 10/16/30, MTN . EUR 100 117,640
SSE PLC
3.500%, 03/18/32, MTN . EUR 150 176,820
U.K. Gilt
4.375%, 01/31/40 ...... GBP 187 234,547
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,267 2,617,880
TOTAL UNITED KINGDOM .. 33,469,411
UNITED STATES — (47.2%)
AbbVie, Inc.
4.400%, 11/06/42 ...... 100 90,362
AES Corp. (The)
2.450%, 01/15/31 ...... 162 146,789
5.800%, 03/15/32 ...... 1,056 1,079,962
Aetna, Inc.
6.625%, 06/15/36 ...... 150 164,485
6.750%, 12/15/37 ...... 73 80,903
4.500%, 05/15/42 ...... 50 43,152
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 665 683,412
Aflac, Inc.
6.900%, 12/17/39 ...... 270 309,143
AGCO Corp.
5.800%, 03/21/34 ...... 1,352 1,408,246
Air Products and Chemicals, Inc.
0.800%, 05/05/32, MTN . EUR 270 269,570

99
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.000%, 03/03/35 ...... EUR 122 $ 145,853
Alabama Power Co.
5.500%, 03/15/41 ...... 105 106,708
5.200%, 06/01/41 ...... 170 168,659
4.100%, 01/15/42 ...... 262 227,054
Albemarle Corp.
# 5.050%, 06/01/32 ...... 1,300 1,291,339
Allstate Corp. (The)
4.500%, 06/15/43 ...... 252 224,135
Ally Financial, Inc.
8.000%, 11/01/31 ...... 1,977 2,250,729
8.000%, 11/01/31 ...... 1,105 1,253,975
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 590 684,233
3.375%, 05/06/37 ...... EUR 3,150 3,620,498
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 300 344,912
6.875%, 11/01/33 ...... 220 247,436
5.800%, 02/14/39 ...... 305 314,110
3.400%, 02/04/41 ...... 1,193 919,583
4.250%, 08/09/42 ...... 1,147 960,913
4.500%, 05/02/43 ...... 557 477,741
American Express Co.
SOFR+0.76%, FRN,
5.034%, 02/13/26(*) .... 529 529,372
SOFRINDX+0.65%, FRN,
4.679%, 11/04/26(*) .... 250 251,011
8.150%, 03/19/38 ...... 130 165,402
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 118,514
3.250%, 03/08/34 ...... EUR 3,657 4,215,222
American Tower Corp.
4.625%, 05/16/31 ...... EUR 200 248,164
4.100%, 05/16/34, MTN . EUR 600 716,625
American Water Capital Corp.
5.250%, 03/01/35 ...... 1,000 1,027,847
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 100 101,139
5.409%, 09/12/34 ...... 100 98,351
Ameriprise Financial, Inc.
5.150%, 05/15/33 ...... 1,000 1,038,250
Amgen, Inc.
5.600%, 03/02/43 ...... 550 558,333
Aon Corp.
6.250%, 09/30/40 ...... 200 219,150
Aon Global, Ltd.
4.250%, 12/12/42 ...... 160 135,392
APA Corp.
4.250%, 01/15/30 ...... 100 97,427
6.100%, 02/15/35 ...... 100 101,831
5.100%, 09/01/40 ...... 200 175,963
Appalachian Power Co.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
7.000%, 04/01/38 ...... 181 $ 206,402
Apple, Inc.
4.500%, 05/12/32 ...... 700 713,002
# 3.350%, 08/08/32 ...... 150 143,155
4.750%, 05/12/35 ...... 165 168,637
2.375%, 02/08/41 ...... 808 580,694
3.450%, 02/09/45 ...... 163 128,848
4.375%, 05/13/45 ...... 300 270,286
Ares Capital Corp.
3.200%, 11/15/31 ...... 300 265,487
5.800%, 03/08/32 ...... 1,135 1,147,874
Arrow Electronics, Inc.
2.950%, 02/15/32 ...... 450 401,639
5.875%, 04/10/34 ...... 2,018 2,109,185
Assurant, Inc.
2.650%, 01/15/32 ...... 150 131,903
AT&T, Inc.
5.350%, 09/01/40 ...... 372 367,630
6.375%, 03/01/41 ...... 442 476,837
3.500%, 06/01/41 ...... 190 150,329
5.550%, 08/15/41 ...... 100 100,156
4.650%, 06/01/44 ...... 600 529,547
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 689 748,595
# 5.875%, 01/15/34 ...... 839 870,971
AutoNation, Inc.
2.400%, 08/01/31 ...... 140 122,346
3.850%, 03/01/32 ...... 400 373,363
5.890%, 03/15/35 ...... 705 727,912
Avnet, Inc.
5.500%, 06/01/32 ...... 1,968 2,000,730
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 100 98,088
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 1,504 1,631,576
5.950%, 05/15/37 ...... 232 250,150
5.150%, 11/15/43 ...... 479 464,791
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 523 551,064
Black Hills Corp.
6.150%, 05/15/34 ...... 857 916,431
6.000%, 01/15/35 ...... 100 106,493
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 700 835,043
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 100 95,498
6.250%, 04/18/34 ...... 890 923,554
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 650 673,215
Boeing Co. (The)
3.300%, 03/01/35 ...... 100 86,328
3.550%, 03/01/38 ...... 148 124,277
3.500%, 03/01/39 ...... 450 366,255

100
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.875%, 03/15/39 ...... 787 $ 891,259
5.875%, 02/15/40 ...... 450 465,448
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 150 186,216
4.750%, 11/15/34 ...... EUR 270 343,410
3.750%, 03/01/36 ...... EUR 2,355 2,746,675
3.750%, 11/21/37 ...... EUR 620 713,301
Booz Allen Hamilton, Inc.
5.950%, 08/04/33 ...... 100 104,516
BorgWarner, Inc.
1.000%, 05/19/31 ...... EUR 100 102,715
Boston Properties, LP
2.900%, 03/15/30 ...... 150 139,878
# 3.250%, 01/30/31 ...... 250 232,633
2.550%, 04/01/32 ...... 958 829,603
2.450%, 10/01/33 ...... 500 410,667
6.500%, 01/15/34 ...... 1,350 1,454,188
5.750%, 01/15/35 ...... 985 1,007,236
BP Capital Markets America, Inc.
4.812%, 02/13/33 ...... 200 202,575
5.227%, 11/17/34 ...... 450 465,538
3.060%, 06/17/41 ...... 1,362 1,045,703
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 1,500 1,836,335
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 947,350
Bristol-Myers Squibb Co.
6.125%, 05/01/38 ...... 100 108,037
4.125%, 06/15/39 ...... 300 272,563
5.250%, 08/15/43 ...... 58 55,191
Brixmor Operating Partnership,
LP
5.500%, 02/15/34 ...... 450 464,094
Broadcom, Inc.
3.500%, 02/15/41 ...... 282 233,159
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 507 445,968
Brunswick Corp.
2.400%, 08/18/31 ...... 577 501,556
4.400%, 09/15/32 ...... 1,100 1,045,155
Burlington Resources LLC
5.950%, 10/15/36 ...... 150 162,102
Cadence Design Systems, Inc.
4.700%, 09/10/34 ...... 3,000 3,007,704
Capital One Financial Corp.
3.800%, 01/31/28 ...... 374 371,303
1.650%, 06/12/29 ...... EUR 100 110,449
Carrier Global Corp.
3.377%, 04/05/40 ...... 400 325,886
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.787%, 05/14/27(*), MTN 155 155,416
CBRE Services, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.950%, 08/15/34 ...... 475 $ 507,929
CenterPoint Energy Resources
Corp.
4.400%, 07/01/32 ...... 311 307,830
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,020 934,414
5.375%, 03/15/44 ...... 510 490,436
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.794%, 05/13/26(*) .... 100 100,026
SOFRINDX+1.05%, FRN,
5.249%, 03/03/27(*) .... 882 888,542
Cigna Group (The)
5.125%, 05/15/31 ...... 245 253,758
5.250%, 02/15/34 ...... 182 187,155
4.800%, 08/15/38 ...... 3,245 3,088,379
3.200%, 03/15/40 ...... 1,210 945,501
6.125%, 11/15/41 ...... 550 582,311
5.375%, 02/15/42 ...... 50 49,412
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 400 432,866
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 370 402,108
5.500%, 01/15/40 ...... 850 886,103
Citigroup, Inc.
6.875%, 03/05/38 ...... 150 175,073
6.800%, 06/25/38, MTN . GBP 1,500 2,226,156
8.125%, 07/15/39 ...... 2,415 3,096,693
5.875%, 01/30/42 ...... 116 122,994
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 100 92,023
CNA Financial Corp.
5.500%, 06/15/33 ...... 245 254,137
5.125%, 02/15/34 ...... 250 251,556
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 400 406,419
6.450%, 06/15/34 ...... 2,528 2,682,682
Comcast Corp.
0.750%, 02/20/32 ...... EUR 100 99,718
3.250%, 09/26/32 ...... EUR 400 461,346
3.900%, 03/01/38 ...... 275 240,092
6.400%, 05/15/38 ...... 270 291,628
3.250%, 11/01/39 ...... 100 78,858
3.750%, 04/01/40 ...... 230 191,100
4.650%, 07/15/42 ...... 360 319,713
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 1,388 1,335,572
ConocoPhillips Co.
5.000%, 01/15/35 ...... 118 119,518
3.758%, 03/15/42 ...... 333 274,558
Consolidated Edison Co. of New
York, Inc.
5.500%, 03/15/34 ...... 100 105,331
6.300%, 08/15/37 ...... 250 276,949

101
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.500%, 12/01/39 ...... 100 $ 102,694
3.950%, 03/01/43 ...... 200 167,240
4.450%, 03/15/44 ...... 690 610,177
Constellation Energy Generation
LLC
6.250%, 10/01/39 ...... 600 655,821
5.750%, 10/01/41 ...... 150 154,276
5.600%, 06/15/42 ...... 750 760,024
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 1,828 1,596,236
4.900%, 06/01/44 ...... 1,878 1,517,737
COPT Defense Properties, LP
2.900%, 12/01/33 ...... 746 636,634
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 300 295,760
6.050%, 09/15/33 ...... 72 76,777
Cox Communications, Inc.
Ω 5.700%, 06/15/33 ...... 450 457,676
Ω 5.450%, 09/01/34 ...... 1,050 1,038,509
Ω 4.800%, 02/01/35 ...... 1,120 1,054,502
Ω 8.375%, 03/01/39 ...... 1,043 1,245,545
Ω 4.700%, 12/15/42 ...... 933 758,932
Ω 4.500%, 06/30/43 ...... 200 158,544
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 100 98,492
Ω 4.625%, 04/27/42 ...... 799 732,677
CSX Corp.
5.500%, 04/15/41 ...... 100 102,552
CVS Health Corp.
5.250%, 02/21/33 ...... 100 102,579
4.780%, 03/25/38 ...... 719 675,558
6.125%, 09/15/39 ...... 759 793,501
4.125%, 04/01/40 ...... 512 438,172
5.300%, 12/05/43 ...... 384 362,447
6.000%, 06/01/44 ...... 698 706,982
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 100 105,844
Ω 6.750%, 09/15/37 ...... 688 745,189
Dell, Inc.
6.500%, 04/15/38 ...... 429 468,385
5.400%, 09/10/40 ...... 50 49,346
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30 ...... 100 92,731
Devon Energy Corp.
7.950%, 04/15/32 ...... 331 383,843
5.200%, 09/15/34 ...... 306 303,901
5.600%, 07/15/41 ...... 2,040 1,964,908
4.750%, 05/15/42 ...... 1,805 1,565,911
Dollar General Corp.
5.000%, 11/01/32 ...... 100 100,902
Dominion Energy, Inc.
7.000%, 06/15/38 ...... 245 280,569
4.050%, 09/15/42 ...... 200 165,825
Dow Chemical Co. (The)
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.125%, 03/15/32 ...... EUR 100 $ 99,757
5.250%, 11/15/41 ...... 180 164,356
4.375%, 11/15/42 ...... 500 404,808
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 1,723 1,866,509
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 200 236,402
3.850%, 06/15/34 ...... EUR 850 988,128
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 196,541
Eastman Chemical Co.
5.625%, 02/20/34 ...... 100 102,925
4.800%, 09/01/42 ...... 100 88,345
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 469 552,948
3.802%, 05/21/36 ...... EUR 650 765,890
eBay, Inc.
4.000%, 07/15/42 ...... 341 284,820
EIDP, Inc.
4.800%, 05/15/33 ...... 1,000 1,002,593
Elevance Health, Inc.
4.750%, 02/15/33 ...... 175 175,734
5.375%, 06/15/34 ...... 393 405,541
5.950%, 12/15/34 ...... 100 106,628
5.200%, 02/15/35 ...... 281 286,705
5.850%, 01/15/36 ...... 123 130,165
6.375%, 06/15/37 ...... 1,764 1,934,856
4.625%, 05/15/42 ...... 960 870,559
4.650%, 01/15/43 ...... 609 548,598
5.100%, 01/15/44 ...... 1,070 1,014,443
4.650%, 08/15/44 ...... 555 495,519
Energy Transfer, LP
6.550%, 12/01/33 ...... 150 163,919
5.800%, 06/15/38 ...... 262 267,384
7.500%, 07/01/38 ...... 479 555,152
6.850%, 02/15/40 ...... 100 107,831
6.050%, 06/01/41 ...... 578 583,484
6.500%, 02/01/42 ...... 771 812,179
6.100%, 02/15/42 ...... 238 241,483
4.950%, 01/15/43 ...... 89 79,136
5.150%, 02/01/43 ...... 414 374,697
5.950%, 10/01/43 ...... 268 263,593
Enterprise Products Operating
LLC
5.750%, 03/01/35 ...... 100 106,088
7.550%, 04/15/38 ...... 560 676,689
6.125%, 10/15/39 ...... 237 257,947
6.450%, 09/01/40 ...... 193 215,791
5.950%, 02/01/41 ...... 599 636,249
5.700%, 02/15/42 ...... 650 671,895
4.850%, 08/15/42 ...... 300 279,935
4.450%, 02/15/43 ...... 707 628,216
4.850%, 03/15/44 ...... 1,126 1,045,136
EPR Properties

102
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.950%, 04/15/28 ...... 100 $ 100,933
3.750%, 08/15/29 ...... 100 96,325
3.600%, 11/15/31 ...... 800 738,195
Equinix Europe 2 Financing
Corp. LLC
3.650%, 09/03/33 ...... EUR 400 461,830
4.000%, 05/19/34 ...... EUR 350 410,556
Equinix , Inc.
2.150%, 07/15/30 ...... 490 443,073
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 100 104,788
ERP Operating, LP
4.500%, 07/01/44 ...... 150 134,037
Exelon Corp.
4.950%, 06/15/35 ...... 100 99,119
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 1,700 1,985,723
Extra Space Storage, LP
5.400%, 02/01/34 ...... 100 102,790
Exxon Mobil Corp.
0.835%, 06/26/32 ...... EUR 3,845 3,862,230
1.408%, 06/26/39 ...... EUR 358 305,974
4.227%, 03/19/40 ...... 450 414,734
FedEx Corp.
Ω 0.950%, 05/04/33 ...... EUR 100 94,751
Ω 4.100%, 04/15/43 ...... 50 40,328
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 130 97,096
First American Financial Corp.
4.000%, 05/15/30 ...... 100 96,746
5.450%, 09/30/34 ...... 650 654,405
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 350 422,671
Flex, Ltd.
5.250%, 01/15/32 ...... 556 571,004
FMC Corp.
# 5.650%, 05/18/33 ...... 1,559 1,489,892
Fox Corp.
6.500%, 10/13/33 ...... 554 608,839
5.476%, 01/25/39 ...... 2,541 2,554,861
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 165 160,068
GATX Corp.
6.900%, 05/01/34 ...... 366 411,926
5.200%, 03/15/44 ...... 500 475,374
General Dynamics Corp.
4.250%, 04/01/40 ...... 300 276,418
General Motors Co.
# 5.000%, 04/01/35 ...... 114 112,027
6.600%, 04/01/36 ...... 1,072 1,165,032
5.150%, 04/01/38 ...... 450 434,530
6.250%, 10/02/43 ...... 823 840,890
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
5.266%, 02/26/27(*) .... 50 $ 50,046
SOFRINDX+1.35%, FRN,
5.640%, 05/08/27(*) .... 85 85,438
SOFRINDX+1.05%, FRN,
5.126%, 07/15/27(*) .... 534 535,004
4.000%, 07/10/30, MTN . EUR 100 119,780
3.700%, 07/14/31, MTN . EUR 270 318,207
5.625%, 04/04/32 ...... 100 103,941
6.100%, 01/07/34 ...... 257 271,582
5.950%, 04/04/34 ...... 268 280,253
6.150%, 07/15/35 ...... 814 858,503
Georgia Power Co.
4.950%, 05/17/33 ...... 100 102,080
4.750%, 09/01/40 ...... 400 382,320
4.300%, 03/15/42 ...... 260 230,445
4.300%, 03/15/43 ...... 575 507,017
Gilead Sciences, Inc.
5.100%, 06/15/35 ...... 100 103,019
# 4.000%, 09/01/36 ...... 100 93,322
5.650%, 12/01/41 ...... 150 156,730
4.800%, 04/01/44 ...... 990 925,466
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 1,300 1,465,984
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 1,048 1,270,703
Globe Life, Inc.
5.850%, 09/15/34 ...... 200 210,029
Goldman Sachs Group, Inc.
(The)
2.000%, 11/01/28, MTN . EUR 262 298,942
1.250%, 02/07/29, MTN . EUR 125 138,197
0.750%, 03/23/32, MTN . EUR 200 200,167
1.000%, 03/18/33, MTN . EUR 1,200 1,197,079
6.250%, 02/01/41 ...... 2,091 2,304,730
Halliburton Co.
4.850%, 11/15/35 ...... 400 394,909
6.700%, 09/15/38 ...... 450 506,292
7.450%, 09/15/39 ...... 780 933,144
4.500%, 11/15/41 ...... 200 176,239
4.750%, 08/01/43 ...... 1,383 1,237,737
Hasbro, Inc.
6.050%, 05/14/34 ...... 1,492 1,572,169
6.350%, 03/15/40 ...... 2,457 2,590,458
5.100%, 05/15/44 ...... 305 271,916
HCA, Inc.
7.500%, 11/06/33 ...... 700 810,091
5.600%, 04/01/34 ...... 359 373,704
5.450%, 09/15/34 ...... 300 308,676
4.375%, 03/15/42 ...... 710 612,481
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 400 377,736

103
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.400%, 03/15/30 ...... 100 $ 90,613
2.050%, 03/15/31 ...... 150 129,440
Helmerich & Payne, Inc.
# 4.850%, 12/01/29 ...... 200 200,051
2.900%, 09/29/31 ...... 581 513,912
# 5.500%, 12/01/34 ...... 1,115 1,098,228
Highwoods Realty, LP
4.200%, 04/15/29 ...... 100 98,122
3.050%, 02/15/30 ...... 100 92,777
2.600%, 02/01/31 ...... 400 355,046
7.650%, 02/01/34 ...... 980 1,117,997
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.450%, 12/24/25(*) .... 1,000 1,000,413
3.300%, 04/15/40 ...... 150 123,559
Honeywell International, Inc.
3.750%, 05/17/32 ...... EUR 416 494,436
4.125%, 11/02/34 ...... EUR 700 847,145
3.750%, 03/01/36 ...... EUR 1,378 1,603,097
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 233 221,606
2.900%, 12/15/31 ...... 100 89,073
5.700%, 07/01/34 ...... 1,700 1,743,160
5.500%, 04/15/35 ...... 750 757,248
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 1,000 1,085,581
HP, Inc.
# 6.000%, 09/15/41 ...... 888 909,916
Humana, Inc.
5.875%, 03/01/33 ...... 150 158,081
Huntsman International LLC
4.500%, 05/01/29 ...... 400 369,796
2.950%, 06/15/31 ...... 250 202,792
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 100 102,419
# 5.750%, 03/30/32 ...... 100 104,353
5.500%, 06/30/34 ...... 410 421,575
IBM International Capital Pte ,
Ltd.
5.250%, 02/05/44 ...... 2,715 2,659,979
Intel Corp.
# 5.200%, 02/10/33 ...... 300 305,531
4.600%, 03/25/40 ...... 400 361,955
2.800%, 08/12/41 ...... 250 175,961
4.800%, 10/01/41 ...... 1,115 1,004,700
4.250%, 12/15/42 ...... 700 579,777
5.625%, 02/10/43 ...... 1,035 1,021,322
International Business Machines
Corp.
0.650%, 02/11/32 ...... EUR 520 518,659
3.150%, 02/10/33 ...... EUR 250 287,880
1.250%, 02/09/34, MTN . EUR 200 196,586
3.750%, 02/06/35 ...... EUR 700 830,838
4.150%, 05/15/39 ...... 300 269,798
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.600%, 11/30/39 ...... 100 $ 104,144
4.000%, 06/20/42 ...... 369 313,903
Interpublic Group of Cos., Inc.
(The)
3.375%, 03/01/41 ...... 1,047 795,211
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 460 485,900
4.950%, 09/30/34 ...... 100 99,843
6.250%, 07/15/39 ...... 100 108,098
Invitation Homes Operating
Partnership, LP
5.450%, 08/15/30 ...... 132 137,078
J.M. Smucker Co. (The)
4.250%, 03/15/35 ...... 480 453,436
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 656 594,579
5.670%, 06/08/32 ...... 348 360,198
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 281 295,177
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 1,350 1,363,557
Jefferies Financial Group, Inc.
6.450%, 06/08/27 ...... 70 71,855
2.750%, 10/15/32 ...... 150 129,639
6.200%, 04/14/34 ...... 1,136 1,192,171
6.250%, 01/15/36 ...... 831 874,625
6.500%, 01/20/43 ...... 392 410,989
6.625%, 10/23/43 ...... 265 274,139
Jersey Central Power & Light Co.
5.100%, 01/15/35 ...... 1,100 1,115,580
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.780%, 06/11/27(*), MTN 100 100,400
Johnson & Johnson
4.850%, 03/01/32 ...... 1,000 1,039,538
3.050%, 02/26/33 ...... EUR 900 1,055,486
5.000%, 03/01/35 ...... 255 264,957
3.550%, 03/01/36 ...... 300 276,304
3.625%, 03/03/37 ...... 400 364,188
3.400%, 01/15/38 ...... 270 238,564
# 4.500%, 09/01/40 ...... 391 379,413
2.100%, 09/01/40 ...... 1,337 947,893
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
5.180%, 12/08/26(*) .... 750 755,410
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 90 79,099
Kellanova
3.750%, 05/16/34 ...... EUR 1,200 1,423,734
Kemper Corp.
3.800%, 02/23/32 ...... 505 466,726
Keurig Dr Pepper, Inc.

104
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.88%, FRN,
5.028%, 03/15/27(*) .... 160 $ 160,261
Kilroy Realty, LP
6.250%, 01/15/36 ...... 1,237 1,276,630
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 100 116,066
5.800%, 03/15/35 ...... 534 561,231
6.500%, 02/01/37 ...... 52 56,636
6.950%, 01/15/38, MTN . 670 756,297
6.500%, 09/01/39 ...... 41 44,721
6.550%, 09/15/40 ...... 278 303,041
7.500%, 11/15/40 ...... 291 343,589
6.375%, 03/01/41 ...... 233 248,913
5.625%, 09/01/41 ...... 85 84,638
5.000%, 08/15/42 ...... 254 234,822
4.700%, 11/01/42 ...... 160 142,073
5.000%, 03/01/43 ...... 579 534,003
5.500%, 03/01/44 ...... 181 175,715
Kraft Heinz Foods Co.
6.875%, 01/26/39 ...... 424 472,744
5.000%, 06/04/42 ...... 600 553,655
Kroger Co. (The)
5.000%, 04/15/42 ...... 100 94,677
5.150%, 08/01/43 ...... 756 720,002
Kyndryl Holdings, Inc.
6.350%, 02/20/34 ...... 1,550 1,648,416
4.100%, 10/15/41 ...... 600 482,122
Lear Corp.
3.500%, 05/30/30 ...... 145 139,191
Legg Mason, Inc.
5.625%, 01/15/44 ...... 381 384,333
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 1,280 1,580,476
Ω 4.625%, 12/02/30 ...... EUR 400 493,899
Lincoln National Corp.
3.400%, 03/01/32 ...... 150 138,895
5.852%, 03/15/34 ...... 400 419,571
6.300%, 10/09/37 ...... 100 107,516
7.000%, 06/15/40 ...... 700 792,843
LKQ Corp.
6.250%, 06/15/33 ...... 805 858,691
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 97,026
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 500 523,149
5.650%, 03/15/35 ...... 200 204,130
LYB International Finance III LLC
5.500%, 03/01/34 ...... 261 260,841
# 6.150%, 05/15/35 ...... 745 770,767
3.375%, 10/01/40 ...... 1,050 779,255
Marathon Petroleum Corp.
6.500%, 03/01/41 ...... 1,772 1,904,094
Markel Group, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.000%, 03/30/43 ...... 50 $ 45,671
Marriott International, Inc.
5.300%, 05/15/34 ...... 100 102,647
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 343 346,247
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.990%, 11/08/27(*) .... 100 100,465
McKesson Corp.
6.000%, 03/01/41 ...... 270 280,721
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 400 390,306
1.500%, 07/02/39 ...... EUR 800 702,611
Merck & Co., Inc.
3.900%, 03/07/39 ...... 112 100,458
2.350%, 06/24/40 ...... 1,370 990,934
MetLife, Inc.
5.875%, 02/06/41 ...... 880 930,686
4.125%, 08/13/42 ...... 105 90,353
4.875%, 11/13/43 ...... 100 94,351
Micron Technology, Inc.
5.875%, 09/15/33 ...... 74 78,805
3.366%, 11/01/41 ...... 445 343,759
Microsoft Corp.
3.450%, 08/08/36 ...... 150 137,114
4.100%, 02/06/37 ...... 109 105,103
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 100 104,000
4.950%, 03/01/35 ...... 152 153,527
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,128 986,494
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 100 93,315
Morgan Stanley
6.375%, 07/24/42 ...... 450 507,648
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.202%, 10/30/26(*) .... 387 389,690
Mosaic Co. (The)
# 5.625%, 11/15/43 ...... 810 797,452
MPLX, LP
4.500%, 04/15/38 ...... 1,250 1,133,363
Mylan, Inc.
5.400%, 11/29/43 ...... 750 651,268
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.40%, FRN,
4.599%, 12/03/25(*), MTN 120 120,012
SOFR+0.80%, FRN,
4.821%, 02/05/27(*) .... 315 316,746
8.000%, 03/01/32 ...... 100 118,573
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 140 152,132
5.950%, 04/01/41 ...... 244 253,953

105
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.450%, 01/15/43 ...... 711 $ 609,031
Nestle Finance International, Ltd.
3.750%, 11/14/35 ...... EUR 1,169 1,403,201
Newmont Corp.
5.875%, 04/01/35 ...... 123 133,362
5.450%, 06/09/44 ...... 600 606,402
NextEra Energy Capital
Holdings, Inc.
4.850%, 04/30/31 ...... CAD 3,000 2,273,333
5.250%, 03/15/34 ...... 300 308,220
5.450%, 03/15/35 ...... 150 155,316
NiSource, Inc.
5.950%, 06/15/41 ...... 350 368,617
Northern Trust Corp.
3.150%, 05/03/29 ...... 400 388,854
NOV, Inc.
3.950%, 12/01/42 ...... 1,100 867,083
Oklahoma Gas and Electric Co.
5.250%, 05/15/41 ...... 150 152,134
ONEOK Partners, LP
6.650%, 10/01/36 ...... 353 384,365
6.850%, 10/15/37 ...... 250 275,550
6.125%, 02/01/41 ...... 610 625,175
6.200%, 09/15/43 ...... 150 152,887
ONEOK, Inc.
6.000%, 06/15/35 ...... 358 375,094
Oracle Corp.
6.500%, 04/15/38 ...... 102 109,164
3.600%, 04/01/40 ...... 510 399,396
5.375%, 07/15/40 ...... 1,931 1,840,057
3.650%, 03/25/41 ...... 404 313,736
Ovintiv , Inc.
6.250%, 07/15/33 ...... 984 1,030,336
6.500%, 08/15/34 ...... 900 955,445
6.625%, 08/15/37 ...... 564 593,906
6.500%, 02/01/38 ...... 2,047 2,146,692
PayPal Holdings, Inc.
2.850%, 10/01/29 ...... 400 381,419
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 06/15/30 ...... 401 428,833
Pfizer Investment Enterprises
Pte , Ltd.
5.110%, 05/19/43 ...... 178 172,825
Pfizer, Inc.
7.200%, 03/15/39 ...... 800 962,808
Philip Morris International, Inc.
3.250%, 06/06/32 ...... EUR 577 667,137
5.625%, 09/07/33 ...... 100 105,787
4.900%, 11/01/34 ...... 200 201,234
6.375%, 05/16/38 ...... 545 609,096
4.375%, 11/15/41 ...... 1,068 953,962
4.500%, 03/20/42 ...... 346 310,760
3.875%, 08/21/42 ...... 1,390 1,150,146
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.125%, 03/04/43 ...... 1,129 $ 964,215
4.875%, 11/15/43 ...... 453 422,276
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 103,753
5.300%, 06/30/33 ...... 250 257,383
4.950%, 03/15/35 ...... 1,002 995,364
5.875%, 05/01/42 ...... 2,260 2,299,941
Plains All American Pipeline, LP/
PAA Finance Corp.
6.700%, 05/15/36 ...... 500 543,431
6.650%, 01/15/37 ...... 1,263 1,372,313
5.150%, 06/01/42 ...... 1,125 1,023,842
4.300%, 01/31/43 ...... 1,028 841,381
4.700%, 06/15/44 ...... 300 256,509
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 400 392,454
2.550%, 01/22/30 ...... 116 108,680
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 1,200 1,380,951
Principal Financial Group, Inc.
5.375%, 03/15/33 ...... 910 947,502
6.050%, 10/15/36 ...... 210 228,236
4.625%, 09/15/42 ...... 150 137,515
Prologis Euro Finance LLC
4.625%, 05/23/33 ...... EUR 200 249,865
4.000%, 05/05/34 ...... EUR 670 797,270
Prologis International Funding
II SA
3.700%, 10/07/34, MTN . EUR 1,200 1,389,792
Prudential Financial, Inc.
5.700%, 12/14/36, MTN . 400 425,182
6.625%, 12/01/37, MTN . 299 341,478
Public Storage Operating Co.
3.385%, 05/01/29 ...... 400 390,665
0.500%, 09/09/30 ...... EUR 100 102,347
0.875%, 01/24/32 ...... EUR 910 912,652
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 119,582
Quanta Services, Inc.
3.050%, 10/01/41 ...... 1,010 756,629
Realty Income Corp.
4.875%, 07/06/30 ...... EUR 100 123,981
3.375%, 06/20/31 ...... EUR 345 401,059
5.625%, 10/13/32 ...... 100 106,026
1.800%, 03/15/33 ...... 200 165,684
1.750%, 07/13/33 ...... GBP 100 104,626
4.900%, 07/15/33 ...... 170 172,388
5.125%, 02/15/34 ...... 350 358,583
5.125%, 07/06/34 ...... EUR 2,117 2,712,399
3.875%, 06/20/35 ...... EUR 1,283 1,490,597
6.000%, 12/05/39 ...... GBP 163 219,694
5.250%, 09/04/41 ...... GBP 571 707,523

106
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Reinsurance Group of America,
Inc.
6.000%, 09/15/33 ...... 506 $ 541,653
5.750%, 09/15/34 ...... 200 208,778
Royalty Pharma PLC
5.400%, 09/02/34 ...... 450 459,919
3.300%, 09/02/40 ...... 1,710 1,324,111
RTX Corp.
4.450%, 11/16/38 ...... 473 446,404
4.500%, 06/01/42 ...... 585 531,748
Schlumberger Finance BV
2.000%, 05/06/32 ...... EUR 100 107,936
Schlumberger Holdings Corp.
Ω 5.000%, 06/01/34 ...... 150 152,181
Sempra
6.000%, 10/15/39 ...... 300 313,411
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 566 502,577
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 350 351,245
1.875%, 04/07/32, MTN . EUR 1,175 1,273,117
1.250%, 11/11/32, MTN . EUR 810 825,931
6.375%, 12/15/38 ...... 799 904,213
# 5.500%, 03/25/40 ...... 450 466,261
Simon Property Group, LP
2.250%, 01/15/32 ...... 50 43,880
4.750%, 09/26/34 ...... 459 456,108
# 6.750%, 02/01/40 ...... 536 617,546
4.750%, 03/15/42 ...... 550 508,947
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 200 211,728
4.950%, 09/15/34 ...... 205 205,867
5.875%, 03/15/41 ...... 300 313,613
4.400%, 06/01/43 ...... 610 527,622
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 301 274,505
3.000%, 05/15/32 ...... 319 286,306
5.200%, 09/01/40 ...... 810 785,337
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.693%, 11/25/26(*) .... 1,000 1,003,767
State Street Corp.
SOFR+0.64%, FRN,
4.696%, 10/22/27(*) .... 585 586,610
Stellantis NV
3.500%, 09/19/30, MTN . EUR 900 1,043,379
4.250%, 06/16/31, MTN . EUR 360 427,726
Store Capital LLC
2.750%, 11/18/30 ...... 100 90,988
2.700%, 12/01/31 ...... 150 131,569
Synchrony Financial
2.875%, 10/28/31 ...... 750 665,897
Tanger Properties, LP
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.875%, 07/15/27 ...... 145 $ 143,929
Tapestry, Inc.
5.500%, 03/11/35 ...... 200 203,668
Targa Resources Corp.
6.125%, 03/15/33 ...... 409 435,913
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 130 137,264
Timken Co. (The)
4.125%, 04/01/32 ...... 100 95,883
4.125%, 05/23/34 ...... EUR 2,586 3,023,235
Toll Brothers Finance Corp.
3.800%, 11/01/29 ...... 400 392,132
Tyson Foods, Inc.
5.700%, 03/15/34 ...... 100 105,180
5.150%, 08/15/44 ...... 150 141,819
UnitedHealth Group, Inc.
5.150%, 07/15/34 ...... 100 102,776
5.800%, 03/15/36 ...... 200 214,123
6.875%, 02/15/38 ...... 200 232,321
3.500%, 08/15/39 ...... 200 167,208
2.750%, 05/15/40 ...... 400 299,234
5.700%, 10/15/40 ...... 100 103,815
5.950%, 02/15/41 ...... 300 317,510
3.050%, 05/15/41 ...... 800 610,647
4.250%, 03/15/43 ...... 100 86,979
5.500%, 07/15/44 ...... 500 501,742
Unum Group
5.750%, 08/15/42 ...... 500 498,899
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,297 1,434,253
Ventas Realty, LP
5.700%, 09/30/43 ...... 339 340,727
Verizon Communications, Inc.
4.750%, 10/31/34 ...... EUR 251 316,602
5.850%, 09/15/35 ...... 200 212,435
4.272%, 01/15/36 ...... 490 457,724
3.750%, 02/28/36, MTN . EUR 144 167,408
5.250%, 03/16/37 ...... 350 351,962
2.875%, 01/15/38 ...... EUR 500 521,805
4.812%, 03/15/39 ...... 1,220 1,156,769
2.650%, 11/20/40 ...... 931 666,540
3.400%, 03/22/41 ...... 1,261 990,687
2.850%, 09/03/41 ...... 750 542,228
3.850%, 11/01/42 ...... 125 101,294
6.550%, 09/15/43 ...... 400 442,463
Viatris , Inc.
2.300%, 06/22/27 ...... 103 99,087
# 2.700%, 06/22/30 ...... 500 452,310
3.850%, 06/22/40 ...... 2,205 1,679,789
Virginia Electric and Power Co.
5.000%, 04/01/33 ...... 182 185,645
5.000%, 01/15/34 ...... 100 101,183
6.000%, 01/15/36 ...... 350 377,964
6.000%, 05/15/37 ...... 688 743,412

107
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.350%, 11/30/37 ...... 381 $ 421,953
8.875%, 11/15/38 ...... 1,004 1,352,666
4.000%, 01/15/43 ...... 300 251,538
4.650%, 08/15/43 ...... 415 376,258
4.450%, 02/15/44 ...... 512 450,678
Visa, Inc.
3.125%, 05/15/33 ...... EUR 2,750 3,206,641
2.375%, 06/15/34 ...... EUR 1,225 1,340,325
3.500%, 05/15/37 ...... EUR 2,350 2,746,998
Voya Financial, Inc.
5.700%, 07/15/43 ...... 523 526,459
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 400 392,994
4.250%, 07/23/32 ...... EUR 2,307 2,761,248
3.700%, 11/19/34 ...... EUR 305 347,150
Walt Disney Co. (The)
6.650%, 11/15/37 ...... 100 115,444
6.900%, 08/15/39 ...... 200 234,049
6.150%, 02/15/41 ...... 85 93,675
Wells Fargo & Co.
1.000%, 02/02/27, MTN . EUR 100 113,492
0.625%, 03/25/30, MTN . EUR 300 315,506
0.625%, 08/14/30 ...... EUR 400 416,714
5.375%, 02/07/35 ...... 100 105,625
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 300 316,083
5.450%, 11/15/34 ...... 1,495 1,492,230
5.450%, 04/01/44 ...... 501 452,074
Western Union Co. (The)
2.750%, 03/15/31 ...... 250 223,684
# 6.200%, 11/17/36 ...... 2,198 2,291,889
6.200%, 06/21/40 ...... 700 721,583
Whirlpool Corp.
4.700%, 05/14/32 ...... 200 183,217
5.500%, 03/01/33 ...... 150 140,946
5.750%, 03/01/34 ...... 1,587 1,516,895
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.150%, 03/01/43, MTN . 200 $ 167,421
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 1,521 1,638,185
5.800%, 11/15/43 ...... 650 655,883
5.400%, 03/04/44 ...... 100 96,946
5.750%, 06/24/44 ...... 100 101,000
Wisconsin Power and Light Co.
4.950%, 04/01/33 ...... 306 310,911
Xcel Energy, Inc.
4.800%, 09/15/41 ...... 160 146,427
TOTAL UNITED STATES ... 352,377,525
TOTAL BONDS ........... 718,216,762
U.S. TREASURY OBLIGATIONS
— (2.0%)
U.S. Treasury Notes
USBMMY3M + 0.25%,
FRN, 4.097% 01/31/26(*) 4,000 4,000,572
USBMMY3M + 0.15%,
FRN, 4.002% 04/30/26(*) 9,377 9,375,180
USBMMY3M + 0.21%,
FRN, 4.057% 10/31/26(*) 187 187,037
#
USBMMY3M + 0.16%,
FRN, 4.011% 07/31/27(*) 1,700 1,699,656
TOTAL U.S. TREASURY
OBLIGATIONS ............ 15,262,445
TOTAL INVESTMENT
SECURITIES — ( 98.3% )
(Cost $713,951,729) ....... 733,479,207
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.7%)
@§ The DFA Short Term
Investment Fund ...... 1,093,050 12,643,313
TOTAL INVESTMENTS
— (100.0%)
(Cost $726,595,042) ....... $ 746,122,520
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $50,075,719 which represented 6.7% of the net assets of the Fund.

108
Dimensional Global Credit ETF
continued
As of October 31, 2025, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 33,135,917 EUR 28,168,824 BNY Capital Markets 11/03/25 $ 623,424
USD 9,312,462 AUD 14,061,537 Citigroup 11/03/25 107,054
USD 3,621,123 EUR 3,116,184 State Street Bank and Trust 11/03/25 24,419
USD 31,778,459 EUR 27,017,238 Citigroup 11/04/25 595,128
USD 337,633 JPY 49,468,331 Citigroup 11/04/25 16,525
USD 2,863,676 JPY 420,204,871 Citigroup 11/04/25 136,047
USD 3,548,437 EUR 3,017,061 RBC Dominion Securities 11/04/25 66,141
USD 57,825,881 EUR 49,441,840 Citigroup 11/07/25 750,413
USD 33,847,619 EUR 28,961,323 BNY Capital Markets 11/10/25 409,138
USD 112,840 GBP 84,880 Citigroup 11/10/25 1,319
USD 4,298,316 CAD 5,986,287 Citigroup 11/10/25 24,595
USD 10,308,154 GBP 7,688,373 Citigroup 11/10/25 206,601
USD 32,843,913 EUR 28,190,731 Citigroup 11/12/25 291,488
USD 5,485,679 EUR 4,712,342 State Street Bank and Trust 11/12/25 44,240
USD 9,002,555 AUD 13,645,915 Citigroup 11/13/25 68,252
USD 35,218,666 EUR 30,232,473 Citigroup 11/17/25 298,783
USD 355,561 AUD 538,266 Citigroup 11/17/25 3,128
USD 2,356,305 AUD 3,557,243 Citigroup 11/17/25 27,180
USD 1,016,281 JPY 153,319,243 Citigroup 11/17/25 19,742
USD 49,482,793 EUR 41,694,305 State Street Bank and Trust 11/21/25 1,313,141
USD 1,403,945 JPY 213,753,914 Citigroup 11/26/25 13,324
USD 3,026,940 CAD 4,229,758 Citigroup 11/26/25 4,766
USD 327,498 JPY 49,930,495 Citigroup 11/28/25 2,599
USD 5,303,183 AUD 8,082,084 RBC Dominion Securities 11/28/25 10,681
USD 36,371,112 EUR 31,285,008 RBC Dominion Securities 12/03/25 202,995
USD 3,059,103 JPY 469,673,202 Citigroup 12/04/25 1,066
USD 34,811,540 EUR 30,034,299 State Street Bank and Trust 12/04/25 87,398
USD 1,801,288 NZD 3,012,182 RBC Dominion Securities 12/15/25 73,300
USD 45,350 NZD 78,201 Citigroup 12/30/25 457
USD 9,232,749 AUD 14,061,537 BNY Capital Markets 01/02/26 21,516
Total Appreciation $5,444,860
EUR 2,927,038 USD 3,423,950 BNY Capital Markets 11/07/25 $ (44,988)
USD 147,969 CAD 207,411 Citigroup 11/17/25 (159)
USD 436,362 AUD 670,300 Citigroup 11/17/25 (2,520)
USD 2,669,136 CAD 3,740,716 Citigroup 11/17/25 (2,387)
USD 8,774,193 AUD 13,525,747 BNY Capital Markets 11/24/25 (82,625)
USD 3,126,294 CAD 4,377,998 Citigroup 11/28/25 (2,117)
Total (Depreciation) $(134,796)
Total Appreciation (Depreciation) $5,310,064
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 52,875,109 $ — $ 52,875,109
Austria .............................. — 273,910 — 273,910
Belgium ............................. — 4,531,065 — 4,531,065
Canada ............................. — 49,592,820 — 49,592,820

109
Dimensional Global Credit ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Denmark ............................ $ — $ 8,644,681 $ — $ 8,644,681
Finland .............................. — 4,729,029 — 4,729,029
France .............................. — 48,730,477 — 48,730,477
Germany ............................ — 34,560,525 — 34,560,525
Hong Kong ........................... — 383,860 — 383,860
Italy ................................ — 10,821,493 — 10,821,493
Japan ............................... — 33,639,703 — 33,639,703
Luxembourg .......................... — 7,921,383 — 7,921,383
Netherlands .......................... — 12,979,497 — 12,979,497
New Zealand ......................... — 1,721,654 — 1,721,654
Norway .............................. — 8,321,634 — 8,321,634
Singapore ............................ — 2,916,289 — 2,916,289
Spain ............................... — 11,056,672 — 11,056,672
Supranational ......................... — 20,003,577 — 20,003,577
Sweden ............................. — 10,111,250 — 10,111,250
Switzerland ........................... — 8,555,198 — 8,555,198
United Kingdom ....................... — 33,469,411 — 33,469,411
United States ......................... — 352,377,525 — 352,377,525
U.S. Treasury Obligations ................. — 15,262,445 — 15,262,445
Securities Lending Collateral ............... — 12,643,313 — 12,643,313
Total Investments ........................ $— $746,122,520 $— $746,122,520
Financial Instruments
Assets
Forward Currency Contracts** .............. — 5,444,860 — 5,444,860
Liabilities
Forward Currency Contracts** .............. — (134,796) — (134,796)
Total Other Financial Instruments ........... $– $5,310,064 $– $5,310,064
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

110
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount ^
Value†
(000)
BONDS — (57.7%)
AUSTRALIA — (7.4%)
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.56%, FRN,
4.684%, 03/18/26(*) .... 3,929 $ 3,934,286
SOFR+0.47%, FRN,
4.614%, 12/16/26(*) .... 390 390,776
Ω SOFR+0.47%, FRN,
4.614%, 12/16/26(*) .... 580 581,154
SOFR+0.81%, FRN,
4.875%, 01/18/27(*) .... 10,510 10,573,100
Ω SOFR+0.81%, FRN,
4.875%, 01/18/27(*) .... 10,019 10,079,152
Ω SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 1,558 1,565,443
SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 310 311,481
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 3,786 3,793,123
SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 3,000 3,005,644
Ω SOFR+0.52%, FRN,
4.722%, 06/15/26(*) .... 4,193 4,197,669
Ω SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 11,535 11,530,611
SOFR+0.46%, FRN,
4.678%, 11/27/26(*) .... 13,388 13,382,906
Glencore Funding LLC
Ω SOFRINDX+0.75%, FRN,
4.847%, 10/01/26(*) .... 7,631 7,642,861
Ω SOFRINDX+1.06%, FRN,
5.235%, 04/04/27(*) .... 753 756,935
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
5.380%, 12/07/26(*) .... 2,700 2,720,572
Ω SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 863 869,259
SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 5,443 5,482,480
National Australia Bank, Ltd.
Ω SOFR+0.65%, FRN,
4.811%, 12/10/25(*) .... 2,579 2,580,470
Ω SOFR+0.62%, FRN,
4.777%, 06/11/27(*) .... 750 751,713
Scentre Group Trust 1/ Scentre
Group Trust 2
3.625%, 01/28/26 ...... 3,000 2,994,095
Ω# 3.625%, 01/28/26 ...... 588 586,850
Westpac Banking Corp.
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
SOFR+0.72%, FRN,
4.982%, 11/17/25(*) .... 375 $ 375,087
SOFR+0.42%, FRN,
4.490%, 04/16/26(*) .... 9,201 9,209,198
SOFR+0.52%, FRN,
4.756%, 06/03/26(*) .... 5,111 5,118,987
SOFR+0.46%, FRN,
4.525%, 10/20/26(*) .... 9,218 9,233,545
TOTAL AUSTRALIA ....... 111,667,397
CANADA — (4.5%)
Bank of Montreal
SOFRINDX+1.33%, FRN,
5.514%, 06/05/26(*) .... 898 903,148
SOFRINDX+0.62%, FRN,
4.822%, 09/15/26(*),
MTN ................ 2,750 2,755,633
SOFRINDX+1.16%, FRN,
5.317%, 12/11/26(*) .... 3,780 3,815,291
SOFRINDX+0.76%, FRN,
4.949%, 06/04/27(*) .... 3,433 3,448,782
Bank of Nova Scotia (The)
# 4.750%, 02/02/26 ...... 6,700 6,708,473
SOFRINDX+0.55%, FRN,
4.751%, 03/02/26(*) .... 2,340 2,342,293
SOFR+0.61%, FRN,
4.758%, 09/15/26(*) .... 450 451,120
SOFRINDX+0.78%, FRN,
4.969%, 06/04/27(*) .... 3,931 3,950,011
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.397%, 10/02/26(*) .... 6,830 6,884,401
SOFR+0.94%, FRN,
5.046%, 06/28/27(*) .... 1,474 1,484,874
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
5.430%, 03/11/26(*) .... 4,220 4,237,013
Emera US Finance, LP
3.550%, 06/15/26 ...... 605 601,823
Nutrien , Ltd.
5.950%, 11/07/25 ...... 600 600,037
Rogers Communications, Inc.
3.625%, 12/15/25 ...... 2,188 2,185,922
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.619%, 04/27/26(*) .... 2,225 2,228,831
SOFRINDX+1.08%, FRN,
5.145%, 07/20/26(*) .... 4,957 4,989,850
SOFRINDX+0.59%, FRN,
4.743%, 11/02/26(*) .... 1,341 1,344,574

111
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFRINDX+0.95%, FRN,
5.015%, 01/19/27(*) .... 3,582 $ 3,605,661
SOFRINDX+0.71%, FRN,
4.772%, 01/21/27(*) .... 2,075 2,082,749
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.148%, 07/17/26(*),
MTN ................ 5,674 5,708,218
SOFR+0.59%, FRN,
4.801%, 09/10/26(*) .... 1,358 1,361,784
SOFR+0.62%, FRN,
4.750%, 12/17/26(*) .... 4,486 4,500,479
SOFR+0.73%, FRN,
4.822%, 04/05/27(*) .... 2,442 2,451,512
TransCanada PipeLines , Ltd.
4.875%, 01/15/26 ...... 199 199,032
TOTAL CANADA ......... 68,841,511
FINLAND — (0.1%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.860%, 03/19/27(*) .... 950 954,709
TOTAL FINLAND ......... 954,709
FRANCE — (1.4%)
Agence Francaise de
Developpement EPIC
0.625%, 01/22/26, MTN . 5,200 5,159,956
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.478%, 07/13/26(*) .... 450 453,114
Ω SOFR+1.13%, FRN,
5.184%, 01/23/27(*) .... 1,900 1,912,625
BPCE SA
Ω 5.100%, 01/26/26 ...... 1,797 1,799,992
Caisse des Depots et
Consignations
4.250%, 01/20/26 ...... 200 199,989
Credit Agricole SA
Ω SOFR+1.29%, FRN,
5.465%, 07/05/26(*) .... 2,714 2,729,259
Ω SOFR+0.87%, FRN,
5.027%, 03/11/27(*) .... 2,010 2,017,970
Societe Generale SA
SOFR+1.10%, FRN,
5.351%, 02/19/27(*) .... 6,200 6,217,991
Ω SOFR+1.10%, FRN,
5.351%, 02/19/27(*) .... 700 702,031
TOTAL FRANCE ......... 21,192,927
GERMANY — (3.3%)
Bayer US Finance II LLC
Ω 4.250%, 12/15/25 ...... 3,750 3,748,211
4.250%, 12/15/25 ...... 275 274,867
BMW US Capital LLC
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω SOFRINDX+0.55%, FRN,
4.646%, 04/02/26(*) .... 1,186 $ 1,187,245
Ω SOFRINDX+0.80%, FRN,
5.074%, 08/13/26(*) .... 4,445 4,460,303
Ω SOFRINDX+0.78%, FRN,
4.900%, 03/19/27(*) .... 1,575 1,580,513
Ω SOFR+0.71%, FRN,
4.996%, 08/11/27(*) .... 6,921 6,944,837
Daimler Truck Finance North
America LLC
Ω 5.150%, 01/16/26 ...... 600 601,164
Deutsche Bank AG
4.100%, 01/13/26 ...... 6,955 6,950,702
4.100%, 01/13/26 ...... 1,785 1,783,437
1.686%, 03/19/26 ...... 414 410,023
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SOFRINDX+1.00%, FRN,
5.302%, 05/08/26(*) .... 600 602,412
Mercedes-Benz Finance North
America LLC
Ω 5.375%, 11/26/25 ...... 248 248,155
Ω SOFR+0.67%, FRN,
4.761%, 01/09/26(*) .... 2,888 2,889,627
4.900%, 01/09/26 ...... 2,000 2,001,706
Ω SOFR+0.63%, FRN,
4.676%, 07/31/26(*) .... 1,644 1,646,436
Ω SOFR+0.78%, FRN,
4.877%, 04/01/27(*) .... 6,450 6,478,615
T-Mobile USA, Inc.
1.500%, 02/15/26 ...... 4,580 4,542,090
Volkswagen Group of America
Finance LLC
Ω 1.250%, 11/24/25 ...... 373 372,298
Ω SOFR+0.83%, FRN,
4.946%, 03/20/26(*) .... 2,614 2,616,326
Ω SOFR+1.06%, FRN,
5.327%, 08/14/26(*) .... 1,333 1,338,261
TOTAL GERMANY ....... 50,677,228
IRELAND — (0.4%)
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
1.750%, 01/30/26 ...... 6,115 6,076,572
TOTAL IRELAND ......... 6,076,572
ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 ...... 1,350 1,351,675
Republic of Italy Government
International Bond
1.250%, 02/17/26 ...... 10,150 10,063,702
TOTAL ITALY ........... 11,415,377
JAPAN — (4.6%)
7-Eleven, Inc.

112
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Ω 0.950%, 02/10/26 ...... 2,423 $ 2,400,275
0.950%, 02/10/26 ...... 170 168,405
Aircastle , Ltd.
4.250%, 06/15/26 ...... 326 325,790
American Honda Finance Corp.
SOFR+0.71%, FRN,
4.791%, 01/09/26(*) .... 1,853 1,854,316
4.950%, 01/09/26 ...... 150 150,153
SOFR+0.92%, FRN,
4.999%, 01/12/26(*) .... 1,207 1,208,654
SOFR+0.50%, FRN,
4.579%, 01/12/26(*),
MTN ................ 68 68,032
SOFR+0.55%, FRN,
4.790%, 05/21/26(*),
MTN ................ 68 68,069
SOFRINDX+0.72%, FRN,
4.812%, 10/05/26(*) .... 4,843 4,854,812
SOFR+0.62%, FRN,
4.783%, 12/11/26(*),
MTN ................ 2,000 2,002,569
SOFR+0.77%, FRN,
4.923%, 03/12/27(*) .... 195 195,358
SOFR+0.71%, FRN,
4.791%, 07/09/27(*) .... 150 150,166
SOFR+0.87%, FRN,
4.951%, 07/09/27(*) .... 750 753,690
SOFR+0.73%, FRN,
5.002%, 08/13/27(*) .... 1,500 1,503,014
Aviation Capital Group LLC
Ω 1.950%, 01/30/26 ...... 4,200 4,173,318
Nomura Holdings, Inc.
5.709%, 01/09/26 ...... 2,477 2,482,401
NTT Finance Corp.
Ω 1.162%, 04/03/26 ...... 2,860 2,823,894
1.162%, 04/03/26 ...... 6,215 6,136,458
Sumitomo Mitsui Financial
Group, Inc.
5.464%, 01/13/26 ...... 655 656,567
SOFR+1.43%, FRN,
5.513%, 01/13/26(*) .... 1,260 1,263,134
3.784%, 03/09/26 ...... 683 682,457
SOFR+1.30%, FRN,
5.383%, 07/13/26(*) .... 1,965 1,978,657
SOFR+0.88%, FRN,
4.962%, 01/14/27(*) .... 5,833 5,863,971
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+1.12%, FRN,
5.309%, 03/09/26(*) .... 1,069 1,072,324
SOFR+1.12%, FRN,
5.309%, 03/09/26(*) .... 2,161 2,167,719
SOFR+1.15%, FRN,
5.308%, 09/14/26(*) .... 4,200 4,227,642
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Ω SOFR+1.15%, FRN,
5.308%, 09/14/26(*) .... 4,402 $ 4,430,972
SOFR+0.98%, FRN,
5.164%, 09/10/27(*) .... 1,500 1,515,085
Ω SOFR+0.98%, FRN,
5.164%, 09/10/27(*) .... 875 883,800
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.742%, 01/05/26(*),
MTN ................ 1,268 1,268,994
SOFRINDX+0.45%, FRN,
4.529%, 04/10/26(*),
MTN ................ 2,210 2,212,458
SOFR+0.45%, FRN,
4.713%, 05/15/26(*) .... 2,485 2,486,716
SOFRINDX+0.89%, FRN,
5.150%, 05/18/26(*) .... 450 451,528
SOFR+0.77%, FRN,
5.064%, 08/07/26(*) .... 3,873 3,888,487
SOFR+0.47%, FRN,
4.553%, 01/08/27(*) .... 1,443 1,444,212
SOFR+0.65%, FRN,
4.770%, 03/19/27(*),
MTN ................ 1,903 1,910,707
SOFR+0.71%, FRN,
4.977%, 05/14/27(*) .... 450 452,189
TOTAL JAPAN ........... 70,176,993
LUXEMBOURG — (0.1%)
ArcelorMittal SA
4.550%, 03/11/26 ...... 1,100 1,099,409
TOTAL LUXEMBOURG .... 1,099,409
NETHERLANDS — (1.8%)
Cooperatieve Rabobank UA
SOFRINDX+0.71%, FRN,
4.791%, 01/09/26(*) .... 4,100 4,103,957
SOFRINDX+0.62%, FRN,
4.836%, 08/28/26(*) .... 8,297 8,318,572
SOFRINDX+0.90%, FRN,
4.992%, 10/05/26(*) .... 1,278 1,284,660
SOFRINDX+0.71%, FRN,
4.894%, 03/05/27(*) .... 724 727,846
SOFR+0.59%, FRN,
4.808%, 05/27/27(*) .... 9,867 9,903,891
ING Groep NV
Ω 4.625%, 01/06/26 ...... 1,638 1,638,675
4.625%, 01/06/26 ...... 1,700 1,700,621
TOTAL NETHERLANDS ... 27,678,222
NORWAY — (0.4%)
Kommunalbanken A/S
SOFRINDX+1.00%, FRN,
5.153%, 06/17/26(*) .... 4,800 4,821,786

113
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
NORWAY — (Continued)
Ω SOFRINDX+1.00%, FRN,
5.153%, 06/17/26(*) .... 450 $ 452,042
TOTAL NORWAY ........ 5,273,828
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
Ω SOFR+0.38%, FRN,
4.643%, 08/20/27(*) .... 1,675 1,675,620
TOTAL SINGAPORE ...... 1,675,620
SPAIN — (0.0%)
Banco Santander SA
1.849%, 03/25/26 ...... 600 594,343
TOTAL SPAIN ........... 594,343
SUPRANATIONAL — (4.3%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.157%, 06/16/26(*) .... 850 854,139
SOFRINDX+1.00%, FRN,
5.237%, 08/27/26(*) .... 200 201,368
SOFRINDX+1.00%, FRN,
5.098%, 04/06/27(*) .... 600 606,331
Asian Infrastructure Investment
Bank (The)
SOFR+0.22%, FRN,
4.301%, 04/15/26(*),
MTN ................ 8,000 8,003,520
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.267%, 04/14/26(*) .... 1,655 1,654,719
Inter-American Development
Bank
SOFRINDX+0.20%, FRN,
4.499%, 02/10/26(*) .... 3,500 3,499,895
SOFRINDX+0.17%, FRN,
4.327%, 09/16/26(*) .... 7,117 7,117,213
SOFRINDX+0.28%, FRN,
4.363%, 04/12/27(*) .... 1,455 1,456,273
SOFRINDX+0.35%, FRN,
4.450%, 10/04/27(*) .... 4,155 4,162,020
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
4.342%, 06/15/26(*) .... 644 644,419
SOFRINDX+0.31%, FRN,
4.434%, 09/23/26(*) .... 721 721,520
SOFRINDX+0.37%, FRN,
4.453%, 01/12/27(*) .... 9,355 9,368,136
SOFRINDX+0.28%, FRN,
4.526%, 02/23/27(*) .... 3,700 3,704,292
SOFRINDX+0.27%, FRN,
4.431%, 06/15/27(*) .... 4,966 4,969,085
SOFRINDX+0.43%, FRN,
4.697%, 08/19/27(*) .... 155 155,580
International Finance Corp.
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.28%, FRN,
4.437%, 03/16/26(*) .... 1,050 $ 1,050,304
SOFRINDX+0.27%, FRN,
4.319%, 07/30/27(*),
MTN ................ 17,819 17,828,925
TOTAL SUPRANATIONAL . 65,997,739
SWEDEN — (0.6%)
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
5.074%, 03/05/27(*) .... 1,163 1,171,221
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
5.039%, 08/03/26(*) .... 855 859,951
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.398%, 06/15/26(*) .... 6,925 6,970,848
Ω SOFR+0.66%, FRN,
4.876%, 05/28/27(*) .... 631 633,578
TOTAL SWEDEN ......... 9,635,598
UNITED KINGDOM — (2.0%)
Barclays PLC
4.375%, 01/12/26 ...... 9,918 9,917,049
HSBC Holdings PLC
4.300%, 03/08/26 ...... 6,241 6,244,788
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.149%, 03/04/27(*) .... 7,139 7,180,835
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.162%, 05/17/27(*) .... 150 150,739
Standard Chartered Bank
SOFR+0.65%, FRN,
4.733%, 10/08/26(*),
MTN ................ 5,700 5,713,269
Standard Chartered PLC
Ω 4.050%, 04/12/26 ...... 385 384,142
TOTAL UNITED KINGDOM . 29,590,822
UNITED STATES — (25.9%)
AES Corp. (The)
1.375%, 01/15/26 ...... 5,342 5,308,373
Allstate Corp. (The)
0.750%, 12/15/25 ...... 150 149,381
Altria Group, Inc.
4.400%, 02/14/26 ...... 4,171 4,169,218
Ameren Corp.
3.650%, 02/15/26 ...... 4,000 3,992,097
American Electric Power Co.,
Inc.
1.000%, 11/01/25 ...... 605 605,000
American Express Co.
SOFR+0.76%, FRN,
5.034%, 02/13/26(*) .... 7,714 7,719,421

114
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.65%, FRN,
4.679%, 11/04/26(*) .... 3,214 $ 3,226,997
American Tower Corp.
4.400%, 02/15/26 ...... 10,100 10,100,280
Aon Global, Ltd.
3.875%, 12/15/25 ...... 6,143 6,139,893
Ares Capital Corp.
3.875%, 01/15/26 ...... 979 978,030
2.150%, 07/15/26 ...... 510 502,136
AT&T, Inc.
3.875%, 01/15/26 ...... 741 740,029
AutoZone, Inc.
3.125%, 04/21/26 ...... 100 99,505
AvalonBay Communities, Inc.
3.500%, 11/15/25 ...... 100 99,918
Avnet, Inc.
4.625%, 04/15/26 ...... 200 199,945
Bank of America NA
SOFR+1.02%, FRN,
5.294%, 08/18/26(*) .... 1,873 1,883,185
Boardwalk Pipelines, LP
5.950%, 06/01/26 ...... 9,028 9,075,982
Boeing Co. (The)
3.100%, 05/01/26 ...... 600 596,544
2.250%, 06/15/26 ...... 196 193,437
Boston Properties, LP
3.650%, 02/01/26 ...... 2,669 2,663,543
Bristol-Myers Squibb Co.
SOFR+0.49%, FRN,
4.734%, 02/20/26(*) .... 1,000 1,000,850
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 150 149,853
Bunge, Ltd. Finance Corp.
2.000%, 04/21/26 ...... 155 153,414
Capital One Financial Corp.
# 4.500%, 01/30/26 ...... 700 699,784
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.678%, 02/27/26(*),
MTN ................ 4,951 4,955,708
SOFR+0.69%, FRN,
4.760%, 10/16/26(*) .... 826 829,898
SOFR+0.38%, FRN,
4.468%, 01/07/27(*) .... 1,020 1,021,045
SOFR+0.52%, FRN,
4.787%, 05/14/27(*),
MTN ................ 978 980,624
SOFR+0.53%, FRN,
4.618%, 07/07/27(*),
MTN ................ 4,916 4,936,991
Charles Schwab Corp. (The)
3.450%, 02/13/26 ...... 150 149,667
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.52%, FRN,
4.794%, 05/13/26(*) .... 3,626 $ 3,626,929
SOFRINDX+1.05%, FRN,
5.249%, 03/03/27(*) .... 7,950 8,008,965
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.586%, 02/26/27(*) .... 13,338 13,366,277
Cigna Group (The)
4.500%, 02/25/26 ...... 155 154,977
1.250%, 03/15/26 ...... 3,984 3,940,407
Citibank NA
# SOFRINDX+0.59%, FRN,
4.626%, 04/30/26(*) .... 1,620 1,622,326
SOFR+0.71%, FRN,
4.728%, 08/06/26(*) .... 9,508 9,532,099
SOFRINDX+1.06%, FRN,
5.249%, 12/04/26(*) .... 1,939 1,952,744
SOFR+0.78%, FRN,
4.985%, 05/29/27(*) .... 1,133 1,141,161
CNA Financial Corp.
4.500%, 03/01/26 ...... 654 654,107
Conagra Brands, Inc.
4.600%, 11/01/25 ...... 350 350,000
Constellation Brands, Inc.
4.400%, 11/15/25 ...... 250 249,928
COPT Defense Properties, LP
2.250%, 03/15/26 ...... 200 198,002
Crown Castle, Inc.
4.450%, 02/15/26 ...... 3,515 3,512,623
CVS Health Corp.
5.000%, 02/20/26 ...... 6,286 6,295,443
DuPont de Nemours, Inc.
4.493%, 11/15/25 ...... 8,942 8,940,148
Elevance Health, Inc.
1.500%, 03/15/26 ...... 4,380 4,336,617
Energy Transfer, LP
4.750%, 01/15/26 ...... 5,325 5,325,340
Enterprise Products Operating
LLC
5.050%, 01/10/26 ...... 150 150,189
# 3.700%, 02/15/26 ...... 1,500 1,497,388
ERAC USA Finance LLC
Ω 3.800%, 11/01/25 ...... 2,350 2,350,000
Essex Portfolio, LP
3.375%, 04/15/26 ...... 155 154,258
Expedia Group, Inc.
5.000%, 02/15/26 ...... 1,050 1,050,192
FedEx Corp.
3.250%, 04/01/26 ...... 12 11,949
Fidelity National Information
Services, Inc.
1.150%, 03/01/26 ...... 1,784 1,766,364
Flex, Ltd.
# 3.750%, 02/01/26 ...... 2,199 2,192,660
General Electric Co.

115
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
TSFR3M+0.64%, FRN,
4.542%, 05/05/26(*),
MTN ................ 7,277 $ 7,291,763
General Motors Financial Co.,
Inc.
1.250%, 01/08/26 ...... 605 601,471
5.250%, 03/01/26 ...... 3,179 3,181,359
5.400%, 04/06/26 ...... 404 405,785
SOFR+1.04%, FRN,
5.266%, 02/26/27(*) .... 945 945,862
SOFRINDX+1.35%, FRN,
5.640%, 05/08/27(*) .... 1,114 1,119,737
Georgia Power Co.
SOFRINDX+0.28%, FRN,
4.428%, 09/15/26(*) .... 2,510 2,510,885
GlaxoSmithKline Capital PLC
SOFR+0.50%, FRN,
4.653%, 03/12/27(*) .... 14,496 14,573,208
Global Payments, Inc.
1.200%, 03/01/26 ...... 950 939,789
4.800%, 04/01/26 ...... 3,150 3,151,697
Goldman Sachs Group, Inc.
(The)
3.750%, 02/25/26 ...... 100 99,939
Halliburton Co.
3.800%, 11/15/25 ...... 557 556,833
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.450%, 12/24/25(*) .... 12,678 12,683,235
Host Hotels & Resorts, LP
4.500%, 02/01/26 ...... 1,750 1,748,006
Hyatt Hotels Corp.
4.850%, 03/15/26 ...... 100 100,015
Illumina, Inc.
5.800%, 12/12/25 ...... 350 350,106
Intel Corp.
4.875%, 02/10/26 ...... 3,425 3,430,236
Intercontinental Exchange, Inc.
3.750%, 12/01/25 ...... 1,254 1,253,247
Jabil, Inc.
1.700%, 04/15/26 ...... 5,000 4,943,522
John Deere Capital Corp.
SOFR+0.57%, FRN,
4.786%, 03/03/26(*),
MTN ................ 2,105 2,107,722
SOFR+0.44%, FRN,
4.639%, 03/06/26(*),
MTN ................ 6,120 6,125,378
SOFR+0.79%, FRN,
4.989%, 06/08/26(*),
MTN ................ 2,214 2,221,103
SOFR+0.40%, FRN,
4.500%, 01/05/27(*) .... 530 531,161
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.60%, FRN,
4.676%, 04/19/27(*),
MTN ................ 323 $ 324,049
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.659%, 04/29/26(*),
MTN ................ 700 701,368
Juniper Networks, Inc.
1.200%, 12/10/25 ...... 1,159 1,154,923
Keurig Dr Pepper, Inc.
SOFR+0.58%, FRN,
4.843%, 11/15/26(*) .... 8,357 8,357,045
SOFRINDX+0.88%, FRN,
5.028%, 03/15/27(*) .... 892 893,457
McKesson Corp.
0.900%, 12/03/25 ...... 1,647 1,642,167
Mid-America Apartments, LP
4.000%, 11/15/25 ...... 405 404,836
Morgan Stanley
3.875%, 01/27/26 ...... 3,833 3,830,412
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.202%, 10/30/26(*) .... 1,334 1,343,272
MPLX, LP
1.750%, 03/01/26 ...... 3,506 3,476,491
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.40%, FRN,
4.599%, 12/03/25(*),
MTN ................ 4,511 4,511,459
SOFR+0.80%, FRN,
4.821%, 02/05/27(*) .... 4,966 4,993,524
National Securities Clearing
Corp.
Ω 0.750%, 12/07/25 ...... 700 697,576
Ω SOFR+0.57%, FRN,
4.814%, 05/20/27(*) .... 3,055 3,064,246
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.76%, FRN,
4.799%, 01/29/26(*) .... 3,485 3,489,434
4.950%, 01/29/26 ...... 648 649,022
NNN REIT, Inc.
4.000%, 11/15/25 ...... 1,245 1,244,542
ONEOK, Inc.
5.850%, 01/15/26 ...... 4,063 4,070,486
Ovintiv , Inc.
5.375%, 01/01/26 ...... 550 549,458
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.200%, 11/15/25 ...... 10,308 10,294,919
PepsiCo, Inc.
SOFRINDX+0.40%, FRN,
4.674%, 02/13/26(*) .... 4,894 4,898,894
Philip Morris International, Inc.

116
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.000%, 11/17/25 ...... 1,702 $ 1,702,418
4.875%, 02/13/26 ...... 7,800 7,812,850
2.750%, 02/25/26 ...... 4,513 4,490,103
PPG Industries, Inc.
1.200%, 03/15/26 ...... 3,500 3,460,868
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.770%, 04/16/27(*) .... 5,298 5,314,450
PulteGroup, Inc.
5.500%, 03/01/26 ...... 9,600 9,608,974
Realty Income Corp.
4.625%, 11/01/25 ...... 629 629,000
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
5.011%, 11/13/26(*) .... 659 662,213
RTX Corp.
5.000%, 02/27/26 ...... 1,985 1,988,192
Schlumberger Holdings Corp.
Ω 4.000%, 12/21/25 ...... 990 989,338
Simon Property Group, LP
3.300%, 01/15/26 ...... 1,555 1,552,452
Southern Power Co.
0.900%, 01/15/26 ...... 794 788,661
Southwestern Electric Power
Co.
1.650%, 03/15/26 ...... 7,571 7,500,551
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.693%, 11/25/26(*) .... 1,990 1,997,497
State Street Corp.
SOFR+0.85%, FRN,
4.866%, 08/03/26(*) .... 426 427,460
Stryker Corp.
3.375%, 11/01/25 ...... 567 567,000
Synchrony Financial
3.700%, 08/04/26 ...... 242 240,717
Tanger Properties, LP
3.125%, 09/01/26 ...... 100 99,004
Textron, Inc.
4.000%, 03/15/26 ...... 300 299,629
Transcontinental Gas Pipe Line
Co. LLC
7.850%, 02/01/26 ...... 647 648,642
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.576%, 07/15/26(*) .... 7,637 7,643,930
Unum Group
3.875%, 11/05/25 ...... 200 199,987
Ventas Realty, LP
4.125%, 01/15/26 ...... 300 299,744
Verizon Communications, Inc.
1.450%, 03/20/26 ...... 215 212,730
Vontier Corp.
1.800%, 04/01/26 ...... 9,996 9,890,529
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.476%, 04/28/27(*) .... 5,084 $ 5,101,934
WEC Energy Group, Inc.
4.750%, 01/09/26 ...... 1,753 1,752,751
Wells Fargo Bank NA
SOFR+0.71%, FRN,
4.786%, 01/15/26(*) .... 4,900 4,902,934
SOFR+1.06%, FRN,
5.354%, 08/07/26(*) .... 1,570 1,579,134
SOFR+1.07%, FRN,
5.227%, 12/11/26(*) .... 2,438 2,463,409
Western Midstream Operating,
LP
4.650%, 07/01/26 ...... 150 150,037
Western Union Co. (The)
1.350%, 03/15/26 ...... 10,900 10,776,925
Weyerhaeuser Co.
4.750%, 05/15/26 ...... 150 150,462
Williams Cos., Inc. (The)
5.400%, 03/02/26 ...... 9,923 9,960,166
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26 ...... 150 149,603
TOTAL UNITED STATES .. 393,179,774
TOTAL BONDS .......... 875,728,069
U.S. TREASURY OBLIGATIONS
— (1.7%)
U.S. Treasury Notes
USBMMY3M +
0.25%, FRN, 4.097%
01/31/26(*) .......... 14,638 14,640,095
USBMMY3M +
0.15%, FRN, 4.002%
04/30/26(*) .......... 1,097 1,096,787
USBMMY3M +
0.18%, FRN, 4.034%
07/31/26(*) .......... 2,488 2,488,006
USBMMY3M +
0.21%, FRN, 4.057%
10/31/26(*) .......... 7,500 7,501,485
TOTAL U.S. TREASURY
OBLIGATIONS ........... 25,726,373
COMMERCIAL PAPER — (40.4%)
AUSTRALIA — (1.0%)
Glencore Funding LLC
Ω 4.170%, 12/10/25 ...... 850 846,080
Macquarie Bank, Ltd.
Ω 3.930%, 11/04/25 ...... 2,700 2,698,821
Telstra Group, Ltd.
Ω 4.010%, 12/10/25 ...... 9,250 9,208,958
Ω 4.260%, 02/27/26 ...... 3,000 2,958,297
TOTAL AUSTRALIA ....... 15,712,156

117
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (4.7%)
Alimentation Couche-Tard, Inc.
Ω 4.210%, 01/22/26 ...... 11,250 $ 11,141,750
Canadian National Railway Co.
Ω 3.990%, 11/10/25 ...... 850 849,059
Ω 3.950%, 11/14/25 ...... 7,000 6,989,251
Ω 3.600%, 12/02/25 ...... 7,000 6,977,670
Enbridge U.S., Inc.
Ω 4.120%, 11/12/25 ...... 9,500 9,486,977
Ω 4.100%, 11/20/25 ...... 1,000 997,726
ITC Holdings Corp.
Ω 4.100%, 11/17/25 ...... 5,000 4,990,340
Magna International, Inc.
Ω 4.090%, 11/20/25 ...... 500 498,867
Nutrien , Ltd.
Ω 4.140%, 11/06/25 ...... 750 749,483
Ω 4.140%, 11/10/25 ...... 1,000 998,850
Ω 4.120%, 11/17/25 ...... 3,500 3,493,209
Ω 4.130%, 11/21/25 ...... 750 748,195
Ω 4.170%, 12/01/25 ...... 4,000 3,985,673
PSP Capital, Inc.
Ω 3.960%, 01/23/26 ...... 5,000 4,954,267
TELUS Corp.
4.640%, 01/16/26 ...... 1,000 990,179
Ω 4.660%, 02/19/26 ...... 4,000 3,943,291
Ω 4.680%, 02/25/26 ...... 3,000 2,955,091
Ω 4.680%, 03/02/26 ...... 2,750 2,707,044
TransCanada PipeLines , Ltd.
Ω 4.100%, 11/20/25 ...... 4,500 4,489,767
TOTAL CANADA ......... 71,946,689
FRANCE — (2.7%)
Credit Agricole CIB NY
4.020%, 02/06/26 ...... 13,500 13,353,799
Electricite de France SA
Ω 4.250%, 11/21/25 ...... 10,725 10,698,448
Engie SA
Ω 4.010%, 01/05/26 ...... 10,000 9,926,997
Societe Generale SA
Ω 3.990%, 11/24/25 ...... 5,000 4,986,719
TotalEnergies Capital SA
Ω 3.930%, 11/21/25 ...... 2,625 2,618,995
TOTAL FRANCE ......... 41,584,958
GERMANY — (0.8%)
BASF SE
Ω 4.140%, 11/07/25 ...... 1,653 1,651,670
Erste Abwicklungsanstalt
Ω 3.930%, 12/04/25 ...... 4,000 3,985,219
VW Credit, Inc.
Ω 4.110%, 11/24/25 ...... 1,250 1,246,586
Ω 4.160%, 01/13/26 ...... 1,100 1,090,683
Ω 4.150%, 01/22/26 ...... 500 495,257
Ω 4.150%, 02/05/26 ...... 1,750 1,730,627
Ω 4.170%, 04/02/26 ...... 1,750 1,719,536
TOTAL GERMANY ....... 11,919,578
Face
Amount^
Value†
(000)
ITALY — (1.3%)
Enel Finance America LLC
Ω 4.130%, 12/19/25 ...... 9,000 $ 8,949,647
Ω 4.130%, 01/09/26 ...... 250 248,007
Ω 4.190%, 02/20/26 ...... 1,750 1,727,503
Intesa Sanpaolo Funding LLC
4.320%, 11/03/25 ...... 2,500 2,499,100
4.330%, 11/12/25 ...... 2,000 1,997,116
4.310%, 11/17/25 ...... 1,000 997,968
4.370%, 01/30/26 ...... 4,000 3,956,306
TOTAL ITALY ........... 20,375,647
JAPAN — (0.1%)
American Honda Finance Corp.
4.120%, 11/07/25 ...... 1,460 1,458,830
4.170%, 12/18/25 ...... 500 497,238
TOTAL JAPAN ........... 1,956,068
SINGAPORE — (1.0%)
DBS Bank, Ltd.
Ω 3.900%, 11/17/25 ...... 8,000 7,985,289
Ω 3.920%, 11/26/25 ...... 7,000 6,980,223
TOTAL SINGAPORE ...... 14,965,512
SPAIN — (0.7%)
Avangrid , Inc.
Ω 4.040%, 11/21/25 ...... 9,500 9,477,645
Ω 4.040%, 12/08/25 ...... 1,000 995,751
TOTAL SPAIN ........... 10,473,396
UNITED KINGDOM — (1.2%)
AstraZeneca PLC
Ω 4.110%, 12/10/25 ...... 1,000 995,452
LSEGA Financing PLC
Ω 4.070%, 11/10/25 ...... 9,000 8,989,841
Ω 4.050%, 11/12/25 ...... 4,000 3,994,605
Ω 4.040%, 11/20/25 ...... 1,250 1,247,201
Ω 4.090%, 12/15/25 ...... 750 746,184
Standard Chartered Bank
Ω 4.050%, 01/14/26 ...... 2,056 2,038,778
TOTAL UNITED KINGDOM . 18,012,061
UNITED STATES — (26.9%)
AbbVie, Inc.
Ω 4.120%, 11/12/25 ...... 1,000 998,629
Ω 4.110%, 11/13/25 ...... 3,000 2,995,553
Amcor Flexibles North America,
Inc.
Ω 4.070%, 11/04/25 ...... 7,000 6,996,837
Ω 4.190%, 11/13/25 ...... 3,500 3,494,709
Apple, Inc.
Ω 3.980%, 11/07/25 ...... 9,000 8,993,035
Archer-Daniels-Midland Co.
Ω 3.980%, 11/12/25 ...... 14,000 13,981,450
Ω 3.970%, 11/19/25 ...... 1,000 997,911
Becton Dickinson & Co.
Ω 4.050%, 11/03/25 ...... 2,000 1,999,325
Ω 4.100%, 11/21/25 ...... 4,000 3,990,447

118
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 4.140%, 12/19/25 ...... 5,000 $ 4,971,968
Boston Properties, LP
Ω 4.130%, 11/06/25 ...... 3,500 3,497,593
Ω 3.790%, 12/03/25 ...... 5,000 4,982,708
BP Capital Markets PLC
Ω 4.040%, 12/10/25 ...... 12,000 11,946,355
Brown-Forman Corp.
Ω 4.080%, 11/06/25 ...... 1,750 1,748,812
Campbell's Co. (The)
Ω 4.280%, 11/05/25 ...... 750 749,555
Ω 4.270%, 12/04/25 ...... 3,500 3,485,947
Charles Schwab Corp. (The)
Ω 3.910%, 11/14/25 ...... 1,000 998,480
Chevron Phillips Chemical Co.
LLC
Ω 4.040%, 11/13/25 ...... 500 499,271
Ω 4.100%, 12/18/25 ...... 12,500 12,432,100
CRH America Finance, Inc.
Ω 4.120%, 12/01/25 ...... 6,280 6,257,823
Ω 4.130%, 12/08/25 ...... 1,750 1,742,412
Ω 4.140%, 12/19/25 ...... 3,250 3,231,779
Crown Castle, Inc.
Ω 4.470%, 11/19/25 ...... 2,750 2,743,531
Dominion Energy, Inc.
Ω 4.090%, 11/13/25 ...... 500 499,262
Ω 4.080%, 11/18/25 ...... 9,500 9,480,658
Ω 4.120%, 12/04/25 ...... 1,250 1,245,155
Duke Energy Corp.
Ω 4.010%, 11/18/25 ...... 9,500 9,480,991
Ω 4.020%, 11/24/25 ...... 1,500 1,495,994
eBay, Inc.
Ω 4.050%, 11/04/25 ...... 250 249,888
Ω 4.070%, 11/05/25 ...... 7,000 6,996,041
EIDP, Inc.
Ω 4.070%, 11/05/25 ...... 7,000 6,996,041
Ω 2.797%, 11/06/25 ...... 3,000 2,997,952
Ω 4.080%, 11/13/25 ...... 3,750 3,744,480
Ω 4.090%, 11/20/25 ...... 1,000 997,733
Entergy Corp.
Ω 4.130%, 12/10/25 ...... 1,500 1,493,150
Ω 4.130%, 12/11/25 ...... 9,000 8,957,862
ERAC USA Finance
Ω 4.130%, 11/10/25 ...... 11,000 10,987,389
Ω 4.100%, 11/20/25 ...... 1,000 997,726
Essex Portfolio, LP
Ω 2.809%, 11/06/25 ...... 9,750 9,743,298
Experian Finance PLC
Ω 4.030%, 11/17/25 ...... 1,500 1,497,150
General Motors Financial Co.,
Inc.
Ω 4.220%, 02/05/26 ...... 1,000 988,745
Ω 4.220%, 05/13/26 ...... 4,000 3,910,961
Harley-Davidson Financial
Services, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 4.200%, 11/05/25 ...... 750 $ 749,563
Ω 4.270%, 12/02/25 ...... 5,000 4,981,090
Ω 4.290%, 12/08/25 ...... 4,500 4,479,724
Ω 4.420%, 01/14/26 ...... 850 842,244
Honeywell International, Inc.
Ω 3.980%, 12/19/25 ...... 9,000 8,951,461
Hubbell, Inc.
Ω 4.080%, 11/06/25 ...... 4,500 4,496,942
Ω 4.030%, 11/17/25 ...... 1,500 1,497,150
Ω 4.030%, 11/18/25 ...... 9,000 8,981,883
John Deere Financial, Inc.
Ω 3.950%, 11/12/25 ...... 500 499,342
Ω 3.940%, 11/14/25 ...... 900 898,623
Ω 3.940%, 11/20/25 ...... 1,250 1,247,273
Marriott International, Inc.
Ω 4.220%, 11/10/25 ...... 4,500 4,494,731
Medtronic Global Holdings SCA
Ω 4.050%, 11/12/25 ...... 6,750 6,740,896
Ω 4.040%, 11/21/25 ...... 1,000 997,648
Mondelez International, Inc.
Ω 4.100%, 11/05/25 ...... 2,000 1,998,862
Ω 4.060%, 12/01/25 ...... 7,500 7,473,898
Ω 4.090%, 12/15/25 ...... 1,750 1,741,108
Mosaic Co. (The)
Ω 4.070%, 11/04/25 ...... 5,200 5,197,650
National Fuel Gas Co.
4.420%, 11/21/25 ...... 4,421 4,409,640
NextEra Energy Capital
Holdings, Inc.
Ω 4.100%, 11/19/25 ...... 4,000 3,991,360
Ω 4.110%, 11/24/25 ...... 4,000 3,989,077
Ω 4.120%, 12/05/25 ...... 3,000 2,988,027
NiSource, Inc.
Ω 4.100%, 11/14/25 ...... 5,000 4,992,033
Novartis Finance Corp.
Ω 3.940%, 11/21/25 ...... 17,000 16,961,067
Oracle Corp.
Ω 4.040%, 11/19/25 ...... 1,250 1,247,343
Ω 4.080%, 11/28/25 ...... 7,250 7,227,094
Ω 4.060%, 01/16/26 ...... 2,750 2,726,299
Parker-Hannifin Corp.
Ω 4.050%, 11/04/25 ...... 2,000 1,999,101
Ω 4.130%, 12/09/25 ...... 3,000 2,986,625
Ω 4.130%, 12/11/25 ...... 500 497,657
Ω 4.130%, 12/17/25 ...... 5,700 5,669,404
Ω 4.120%, 01/12/26 ...... 4,000 3,966,897
Phillips 66
Ω 4.120%, 11/19/25 ...... 10,000 9,978,324
Ω 4.120%, 11/20/25 ...... 1,000 997,716
Sanofi SA
Ω 3.930%, 11/25/25 ...... 9,500 9,474,117
Ω 3.940%, 12/17/25 ...... 10,000 9,948,766
Schlumberger Investment SA
Ω 3.950%, 11/17/25 ...... 3,500 3,493,490

119
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 3.950%, 12/03/25 ...... 5,500 $ 5,470,865
Ω 3.920%, 12/05/25 ...... 5,000 4,991,299
Sherwin-Williams Co. (The)
Ω 4.050%, 11/05/25 ...... 7,500 7,495,787
Ω 4.020%, 11/24/25 ...... 3,500 3,490,640
Stanley Black & Decker, Inc.
Ω 4.220%, 11/19/25 ...... 6,500 6,485,543
Ω 4.230%, 11/21/25 ...... 500 498,770
Ω 4.230%, 11/24/25 ...... 3,500 3,490,167
Sysco Corp.
Ω 4.090%, 12/19/25 ...... 11,000 10,939,078
Walt Disney Co. (The)
Ω 3.970%, 11/13/25 ...... 10,500 10,484,957
Ω 3.940%, 01/29/26 ...... 3,000 2,970,750
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 3.900%, 03/12/26 ...... 1,000 $ 985,918
TOTAL UNITED STATES .. 407,614,605
TOTAL COMMERCIAL
PAPER ................. 614,560,670
TOTAL INVESTMENT
SECURITIES — ( 99.8% )
(Cost $1,515,561,668) ..... 1,516,015,112
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.2%)
@§ The DFA Short Term
Investment Fund ...... 200 ,605 2,320,400
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,517,882,068) ..... $ 1,518,335,512
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $728,943,696 which represented 47.2% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 111,667,397 $ — $ 111,667,397
Canada ............................. — 68,841,511 — 68,841,511
Finland .............................. — 954,709 — 954,709
France .............................. — 21,192,927 — 21,192,927
Germany ............................ — 50,677,228 — 50,677,228
Ireland .............................. — 6,076,572 — 6,076,572
Italy ................................ — 11,415,377 — 11,415,377
Japan ............................... — 70,176,993 — 70,176,993
Luxembourg .......................... — 1,099,409 — 1,099,409
Netherlands .......................... — 27,678,222 — 27,678,222
Norway .............................. — 5,273,828 — 5,273,828
Singapore ............................ — 1,675,620 — 1,675,620
Spain ............................... — 594,343 — 594,343
Supranational ......................... — 65,997,739 — 65,997,739
Sweden ............................. — 9,635,598 — 9,635,598
United Kingdom ....................... — 29,590,822 — 29,590,822
United States ......................... — 393,179,774 — 393,179,774

120
Dimensional Ultrashort Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ................. $— $25,726,373 $— $25,726,373
Commercial Paper ....................... — 614,560,670 — 614,560,670
Securities Lending Collateral ............... — 2,320,400 — 2,320,400
Total Investments ........................ $— $1,518,335,512 $— $1,518,335,512
See accompanying Notes to Financial Statements.

121
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount
Value†
(000)
MUNICIPAL BONDS — (99.8%)
ALABAMA — (1.0%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%, 09/01/33
(Pre-refunded @ $100,
9/1/26) ........... 3,055 $ 3,109,330
¤ 5.000%, 09/01/35
(Pre-refunded @ $100,
9/1/26) ........... 1,960 1,994,856
¤ 5.000%, 09/01/36
(Pre-refunded @ $100,
9/1/26) ........... 2,130 2,167,880
Infirmary Health System
Special Care Facilities
Financing Authority of
Mobile (RB), Series A
3.000% 02/01/30
...
100 98,501
Mobile County Board of
School Commissioners
(ST), Series B
5.000%
03/01/27 (BAM)
....
790 812,679
¤ Tuscaloosa City Board
of Education (RB)
5.000% 08/01/46
(Pre-refunded @ $100,
8/1/26)
............
5,095 5,177,933
¤ Tuscaloosa County Board
of Education (ST)
5.000% 02/01/43
(Pre-refunded @ $100,
2/1/27)
............
1,075 1,106,292
¤ Water Works Board of
the City of Birmingham
(The) (RB), Series
A
5.000% 01/01/32
(Pre-refunded @ $100,
1/1/27)
............
1,210 1,242,094
TOTAL ALABAMA ........ 15,709,565
ALASKA — (0.1%)
Alaska Municipal Bond
Bank Authority (RB),
Series 3
5.000%
10/01/27
..........
425 443,224
Municipality of Anchorage
(GO), Series A
5.000%
09/01/33
..........
690 727,588
TOTAL ALASKA ......... 1,170,812
ARIZONA — (2.0%)
Arizona Board of Regents
(RB)
5.000% 06/01/39 2,140 2,151,216
Face
Amount
Value†
(000)
ARIZONA — (Continued)
City of Glendale Water &
Sewer (RB)
5.000%
07/01/42
..........
700 $ 762,006
City of Mesa (GO)
5.000%
07/01/38
..........
2,000 2,243,566
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%
07/01/37
..........
75 79,047
City of Scottsdale (GO)
5.000%, 07/01/28 . 1,775 1,890,416
5.000%, 07/01/29 . 1,700 1,852,046
City of Tempe (GO)
5.000%, 07/01/28 . 1,495 1,590,221
4.000%, 07/01/29 . 1,010 1,019,262
5.000%, 07/01/35 . 1,860 2,129,344
5.000%, 07/01/36 . 955 1,083,361
Coconino County Unified
School District No.
1-Flagstaff (GO)
5.000%, 07/01/26 . 1,000 1,015,585
5.000%, 07/01/27 . 805 836,522
4.000%, 07/01/27 . 470 480,581
Maricopa County
Elementary School
District No. 6
Washington (GO),
Series 2022-A
5.000%
07/01/30
..........
615 675,940
Maricopa County High
School District No.
214 Tolleson Union
High School (GO),
Series 2017-B
5.000%
07/01/33
..........
1,080 1,144,191
Maricopa County School
District No. 3 Tempe
Elementary (GO),
Series 2022-B
5.000%
07/01/42
..........
735 808,187
Maricopa County Unified
School District No. 69
Paradise Valley (GO)
5.000%, 07/01/35 . 245 289,137
5.000%, 07/01/36 . 315 366,885
Maricopa County Unified
School District No. 97-
Deer Valley (GO)
5.000%, 07/01/27 . 510 529,717
5.000%, 07/01/28 . 695 737,606
5.000%, 07/01/29 . 635 687,850

122
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
ARIZONA — (Continued)
Maricopa County Union
High School District
No. 210-Phoenix (GO),
Series A
5.000%
07/01/38
..........
370 $ 414,526
Pinal County Electric
District No. 3 (RB)
5.000% 07/01/28
...
25 26,426
Salt River Project
Agricultural Improvement
& Power District (RB)
5.000%, 01/01/26 . 4,175 4,190,450
5.000%, 01/01/39 . 2,020 2,091,428
5.000%, 05/01/39 . 4,605 5,237,576
5.000%, 01/01/43 . 765 829,249
5.000%, 01/01/44 . 400 433,637
TOTAL ARIZONA ........ 35,595,978
ARKANSAS — (0.1%)
Arkansas Development
Finance Authority (RB)
5.000%, 09/01/28 . 215 222,661
5.000%, 09/01/30 . 35 37,109
City of Fort Smith Water &
Sewer (RB)
5.000%, 10/01/28 . 640 679,002
5.000%, 10/01/30 . 945 1,001,018
TOTAL ARKANSAS ....... 1,939,790
CALIFORNIA — (2.6%)
California State Public
Works Board (RB),
Series D
5.000%
11/01/41
..........
3,000 3,321,220
California Statewide
Communities
Development Authority
(RB), Series A
4.125%
03/01/34
..........
525 525,881
City of Dallas Waterworks
& Sewer System (RB),
Series A
5.000%
10/01/28
..........
1,115 1,116,733
Commonwealth of
Massachusetts (GO),
Series A
5.000%
04/01/36
..........
1,635 1,680,335
Hesperia Community
Redevelopment Agency
Successor Agency
(TA), Series A
3.375%
09/01/37 (AGM)
....
125 124,484
Long Beach Bond Finance
Authority (RB)
5.000%
08/01/26
..........
170 173,048
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB), Series
A
5.000% 07/01/41
..
500 $ 513,341
Los Angeles Department
of Water & Power
(RB), Series D
5.000%
07/01/43
..........
1,505 1,602,477
Los Angeles Unified School
District (GO), Series
QRR
5.000% 07/01/43 900 989,115
Miami-Dade County
Educational Facilities
Authority (RB), Series A
5.000% 04/01/44
...
250 265,675
San Francisco City
& County Airport
Comm -San Francisco
International Airport
(RB), Series A
4.000%
05/01/26
..........
270 271,977
State of California (GO)
5.000%, 08/01/26 . 2,550 2,596,481
5.000%, 12/01/26 . 2,315 2,377,185
5.000%, 09/01/28 . 2,845 2,897,569
5.000%, 10/01/28 . 5 5,008
5.000%, 08/01/30 . 5,145 5,261,959
5.000%, 11/01/30 . 2,500 2,809,757
5.000%, 10/01/31 . 1,480 1,691,769
4.000%, 09/01/32 . 1,000 1,008,297
5.000%, 08/01/35 . 3,320 3,345,620
4.000%, 09/01/35 . 4,715 4,738,826
5.000%, 09/01/35
(BAM) ........... 3,640 3,697,053
4.000%, 03/01/36 . 2,725 2,836,144
4.000%, 10/01/36 . 1,050 1,081,874
State of Georgia (GO),
Series C-1
5.000%
07/01/26
..........
225 228,492
Stockton Unified School
District (COP)
5.000%
02/01/29
..........
500 528,152
University of California
(RB), Series AY
4.000% 05/15/35
...
1,680 1,706,406
TOTAL CALIFORNIA ...... 47,394,878
COLORADO — (2.9%)
Adams & Arapahoe
Counties Joint School
District 28J Aurora (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 890 913,235
5.500%, 12/01/42
(ST AID WITHHLDG) 650 748,804

123
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
COLORADO — (Continued)
Adams 12 Five Star
Schools (GO), Series B
5.000% 12/15/30 (ST
AID WITHHLDG)
...
1,725 $ 1,766,773
Arapahoe County School
District No. 5 Cherry
Creek (GO)
5.000%, 12/15/31
(ST AID WITHHLDG) 2,040 2,133,782
5.250%, 12/15/44
(ST AID WITHHLDG) 790 873,116
Board of Water
Commissioners City &
County of Denver (The)
(RB), Series A
5.000%
09/15/44
..........
300 323,889
City of Colorado Springs
Utilities System (RB),
Series B
5.000%
11/15/37
..........
400 451,295
City of Fort Collins Electric
Utility Enterprise (RB)
5.000% 12/01/44
...
5,625 5,999,722
Colorado Health Facilities
Authority (RB)
5.000%, 11/01/30 . 1,440 1,551,703
5.000%, 08/01/34 . 1,045 1,108,547
5.000%, 08/01/35 . 6,670 7,046,705
County of Pueblo (COP),
Series A
5.000%
07/01/29
..........
1,200 1,287,623
Denver City & County
School District No. 1
(GO), Series A
5.250%
12/01/43 (ST AID
WITHHLDG)
.......
5,000 5,559,018
Denver Health & Hospital
Authority (COP)
5.000% 12/01/29
...
150 157,994
Denver Health & Hospital
Authority (RB), Series A
5.000% 12/01/33
...
370 391,462
Douglas County School
District No. Re-1
Douglas & Elbert
Counties (GO)
5.000%
12/15/26 (ST AID
WITHHLDG)
.......
3,235 3,321,486
E-470 Public Highway
Authority (RB)
5.000%, 09/01/26 . 910 926,349
5.000%, 09/01/36 . 145 157,029
El Paso County School
District No. 2 Harrison
(GO)
5.000% 12/01/34
(ST AID WITHHLDG) 2,165 2,298,437
Face
Amount
Value†
(000)
COLORADO — (Continued)
Fossil Ridge Metropolitan
District No. 3 (GO)
5.000% 12/01/29
(BAM)
............
65 $ 69,995
¤ Garfield Pitkin & Eagle
Counties School District
No. Re-1 Roaring
Fork (GO), Series 1
5.000% 12/15/29 (ST
AID WITHHLDG)
( Prerefunded @ $100,
12/15/25)
..........
450 451,104
Jefferson County School
District R-1 (GO), Series
R-1
5.000% 12/15/34
(ST AID WITHHLDG) 4,435 4,710,941
Mesa County Valley School
District No. 51 Grand
Junction (GO)
5.250%
12/01/43 (ST AID
WITHHLDG)
.......
7,000 7,742,952
University of Colorado (RB)
5.000%, 06/01/45 . 345 371,373
5.000%, 06/01/45 . 355 382,138
Weld County School
District No. RE-7 Platte
Valley (GO)
5.000%
12/01/38 (ST AID
WITHHLDG)
.......
1,660 1,890,985
TOTAL COLORADO ...... 52,636,457
CONNECTICUT — (1.3%)
City of Bridgeport (GO)
5.000%, 02/15/26 . 585 588,536
5.000%, 08/15/26 . 155 157,694
5.000%, 09/01/28 . 755 799,466
5.000%, 08/15/35
(AGM) ........... 2,990 3,034,352
City of Meriden (GO)
4.000%, 01/15/43 . 585 595,265
4.000%, 01/15/44 . 1,290 1,296,678
City of New Haven (GO)
5.000%, 08/01/26 . 500 507,533
5.000%, 08/01/26 . 195 197,938
5.000%, 08/01/28
(AGM) ........... 1,020 1,079,954
Connecticut State Health
& Educational Facilities
Authority (RB)
5.000%, 07/01/27 . 565 573,044
3.300%, 07/01/42 . 5,670 5,670,000
State of Connecticut (GO)
4.000%, 01/15/28 . 95 97,726
5.000%, 10/15/29 . 1,855 1,894,819
State of Connecticut Special
Tax (RB)

124
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CONNECTICUT
— (Continued)
5.000%, 01/01/32 . 2,870 $ 3,013,319
5.000%, 05/01/38 . 465 499,981
Town of Greenwich (GO)
4.000% 02/05/26
...
2,510 2,516,907
University of Connecticut
(RB), Series A
5.000% 04/15/27 (ST
APPROP)
.........
300 310,157
TOTAL CONNECTICUT ... 22,833,369
DISTRICT OF COLUMBIA
— (0.5%)
District of Columbia (GO),
Series B
5.000%
06/01/27
..........
550 570,203
District of Columbia (RB)
5.000%, 04/01/26 . 270 272,107
5.000%, 04/01/34 . 1,205 1,233,731
District of Columbia Income
Tax (RB), Series A
5.000% 06/01/41
...
850 939,229
Washington Convention
& Sports Authority
(RB), Series A
5.000%
10/01/26
..........
445 453,147
Washington Metropolitan
Area Transit Authority
(RB)
5.000%, 07/01/29 . 1,240 1,286,007
5.000%, 07/01/33 . 2,325 2,401,459
5.000%, 07/01/34 . 1,310 1,351,275
TOTAL DISTRICT OF
COLUMBIA ............. 8,507,158
FLORIDA — (7.5%)
Alachua County School
Board (COP)
5.000%
07/01/29 (AGM)
....
2,330 2,517,147
Bay County School Board
(COP)
5.000%, 07/01/26 . 660 669,087
5.000%, 07/01/27 . 1,060 1,097,910
Central Florida Expressway
Authority (RB)
4.000%, 07/01/30 . 2,045 2,058,427
4.000%, 07/01/34
(AGM) ........... 525 556,423
City of Cape Coral Water &
Sewer (RB)
5.000%, 10/01/26 . 225 229,507
5.000%, 10/01/35 . 2,000 2,323,817
5.000%, 10/01/36 . 1,435 1,668,970
City of Fort Lauderdale (GO)
5.000%, 07/01/29 . 545 591,949
5.000%, 07/01/30 . 585 648,646
Face
Amount
Value†
(000)
FLORIDA — (Continued)
City of Fort Lauderdale
Water & Sewer (RB)
5.000%, 09/01/38 . 355 $ 399,123
5.000%, 09/01/38 . 160 179,886
City of Gainesville Utilities
System (RB), Series A
5.000% 10/01/31
...
2,400 2,504,421
City of Hollywood (GO)
5.000%, 07/01/26 . 2,145 2,175,524
5.000%, 07/01/27 . 1,830 1,899,687
City of Jacksonville (RB)
5.000%, 10/01/28 . 2,500 2,667,012
5.000%, 10/01/36 . 4,810 5,544,663
City of Pembroke Pines
(GO)
5.000% 09/01/35 2,710 3,207,983
City of Tallahassee Utility
System (RB), Series A
5.000% 10/01/26
...
150 153,141
City of Tampa Sales Tax
(RB)
5.000% 10/01/26 270 275,605
County of Broward Tourist
Development Tax (RB)
4.000% 09/01/36
...
1,500 1,557,991
County of Hillsborough
Wastewater Impact Fee
(RB)
5.000%, 05/01/27 . 1,455 1,502,076
5.000%, 05/01/29 . 1,260 1,352,299
County of Miami-Dade (GO)
5.000%, 07/01/26 . 855 867,619
5.000%, 07/01/28 . 10,000 10,615,686
5.000%, 07/01/28 . 1,000 1,060,508
County of Miami-Dade
Aviation (RB), Series A
4.000% 10/01/34
...
240 246,569
County of Miami-Dade
Transit System (RB)
5.000% 07/01/26
...
3,500 3,553,274
County of Okaloosa Water
& Sewer (RB)
5.000%
07/01/36
..........
2,270 2,660,956
County of Sarasota Utility
System (RB)
5.000%, 10/01/36 . 145 169,294
5.000%, 10/01/37 . 180 208,246
Duval County Public
Schools (COP), Series
A
5.000% 07/01/29
(AGM)
............
650 703,625
Florida Department
of Environmental
Protection (RB), Series
A
5.000% 07/01/26
..
3,275 3,324,525
Florida Development
Finance Corp. (RB)
5.000%, 11/15/29 . 285 307,184

125
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
FLORIDA — (Continued)
5.000%, 08/01/43 . 430 $ 446,608
Fort Pierce Utilities Authority
(RB)
5.000%, 10/01/26
(AGM) ........... 245 249,619
5.000%, 10/01/27
(AGM) ........... 445 462,856
Hillsborough County School
Board (COP)
5.000%, 07/01/27 . 285 294,958
5.000%, 07/01/28 . 2,245 2,329,007
5.000%, 07/01/30 . 875 929,293
JEA Water & Sewer
System (RB), Series A
5.000% 10/01/44
...
2,000 2,154,056
Manatee County School
District (COP), Series
A
5.000% 07/01/30
(AGM)
............
2,030 2,238,634
Manatee County School
District (RB)
5.000%
10/01/30 (AGM)
....
145 148,689
Miami Beach
Redevelopment Agency
(TA)
5.000%, 02/01/27
(AGM) ........... 395 405,072
5.000%, 02/01/28
(AGM) ........... 835 873,660
Miami-Dade County
Expressway Authority
(RB), Series A
5.000%
07/01/33
..........
20 20,191
Okaloosa County School
Board (COP), Series A
5.000% 10/01/27
...
445 463,447
Orange County Health
Facilities Authority (RB)
5.000%, 10/01/29 . 555 602,253
5.000%, 10/01/44 . 835 885,968
Orlando Utilities
Commission (RB)
5.000%, 10/01/35 . 820 941,297
5.000%, 10/01/43 . 165 178,767
5.000%, 10/01/44 . 2,015 2,168,032
Palm Beach County Health
Facilities Authority (RB)
5.000% 08/15/26
...
205 207,770
Palm Beach County School
District (COP)
5.000%, 08/01/27 . 875 908,697
5.000%, 08/01/40 . 520 562,832
Pasco County School
Board (COP), Series
A
5.000% 08/01/36
(AGM)
............
1,050 1,156,884
Face
Amount
Value†
(000)
FLORIDA — (Continued)
School Board of Miami-
Dade County (The)
(COP)
5.000%, 02/01/26 . 655 $ 658,219
5.000%, 02/01/29 . 455 457,135
School Board of Miami-
Dade County (The) (GO)
4.000%, 01/07/26 . 7,000 7,013,010
5.000%, 03/15/39
(BAM) ........... 7,945 8,679,557
School District of Broward
County (COP)
5.000%, 07/01/27 . 2,110 2,183,373
5.000%, 07/01/35 . 915 1,030,230
School District of Broward
County (RN)
4.000%
06/25/26
..........
16,050 16,180,950
State of Florida (GO)
5.000%, 07/01/26 . 3,844 3,902,129
5.000%, 07/01/27 . 810 841,046
State of Florida Department
of Transportation
Turnpike System (RB)
4.000%, 07/01/36 . 1,000 1,005,085
5.000%, 07/01/36 . 4,845 5,693,163
5.000%, 07/01/37 . 1,720 2,003,050
4.000%, 07/01/39 . 1,300 1,314,765
4.000%, 07/01/44 . 2,312 2,244,570
Tampa Bay Water (RB)
5.000% 10/01/36
...
2,000 2,359,607
West Palm Beach
Community
Redevelopment Agency
(TA)
5.000% 03/01/28 40 40,072
TOTAL FLORIDA ......... 133,733,331
GEORGIA — (1.0%)
Board of Water Light
& Sinking Fund
Commissioners of City
of Dalton (The) (RB)
5.000% 03/01/26
...
95 95,527
City of Atlanta (GO), Series
A-1
5.000% 12/01/29 1,055 1,158,690
Clarke County School
District (GO)
5.000%
09/01/27 (ST AID
WITHHLDG)
.......
305 318,115
Development Authority of
Cobb County (The) (RB)
5.000% 09/01/26
...
275 279,711
Effingham County School
District (GO)
5.000%
09/01/44 (ST AID
WITHHLDG)
.......
1,000 1,080,644
Gainesville & Hall County
Hospital Authority (RB)

126
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
GEORGIA — (Continued)
5.000%, 02/15/26 . 400 $ 402,171
5.000%, 02/15/26 . 400 402,171
5.000%, 02/15/35 . 25 25,555
Gwinnett County School
District (GO), Series B
5.000% 08/01/27
...
2,045 2,131,586
Municipal Electric Authority
of Georgia (RB)
5.000%
11/01/29
..........
1,045 1,140,353
Private Colleges &
Universities Authority
(RB)
5.000% 10/01/26 390 397,012
State of Georgia (GO)
4.000%, 01/01/27 . 5,155 5,240,447
5.000%, 07/01/27 . 3,555 3,698,928
5.000%, 07/01/36 . 1,505 1,724,119
TOTAL GEORGIA ........ 18,095,029
HAWAII — (1.1%)
City & County of Honolulu
(GO)
5.000%, 07/01/26 . 90 91,391
5.000%, 07/01/26 . 100 101,545
5.000%, 09/01/26 . 1,540 1,570,087
5.000%, 11/01/26 . 4,030 4,125,744
4.000%, 07/01/39 . 1,075 1,083,720
County of Hawaii (GO)
5.000% 09/01/44
...
210 228,181
County of Maui (GO)
5.000% 09/01/27
...
2,215 2,307,618
State of Hawaii (GO)
5.000%, 10/01/26 . 710 725,352
5.000%, 10/01/28 . 2,740 2,793,758
5.000%, 10/01/29 . 865 902,815
4.000%, 10/01/30 . 6,585 6,646,164
TOTAL HAWAII .......... 20,576,375
IDAHO — (0.1%)
Idaho Health Facilities
Authority (RB), Series A
5.000% 03/01/44
...
2,200 2,356,386
ILLINOIS — (4.1%)
Board of Trustees of the
University of Illinois (The)
(RB)
4.000%, 04/01/30 . 1,325 1,329,459
5.000%, 04/01/30 . 895 980,880
Chicago Midway
International Airport (RB)
5.000%, 01/01/36 . 400 460,575
5.000%, 01/01/37 . 800 913,204
Chicago O'Hare
International Airport (RB)
5.000%, 01/01/26 . 1,395 1,399,452
5.000%, 01/01/28 . 830 832,769
5.000%, 01/01/33 . 770 772,227
Face
Amount
Value†
(000)
ILLINOIS — (Continued)
5.000%, 01/01/35 . 1,190 $ 1,193,003
5.250%, 01/01/36 . 220 225,372
Chicago Park District (GO)
5.000%, 01/01/36 . 290 323,903
5.000%, 01/01/42 . 250 265,268
5.000%, 01/01/43 . 100 105,240
Chicago Transit Authority
Capital Grant Receipts
(RB)
5.000%, 06/01/26 . 270 272,667
5.000%, 06/01/28 . 1,250 1,308,847
5.000%, 06/01/29 . 790 841,927
Chicago Transit Authority
Sales Tax Receipts Fund
(RB)
5.000%, 12/01/41 . 1,450 1,553,648
5.000%, 12/01/44 . 1,750 1,824,910
City of Peoria (GO)
5.000% 01/01/31
(AGM)
............
1,470 1,573,663
City of Springfield (GO)
5.000% 12/01/25
...
255 255,337
Coles Christian Clark Etc
Counties Community
College District No. 517
Lake Land (GO), Series
A
5.000% 12/01/25
..
1,500 1,502,267
Cook & Will Counties
Community College
District No. 515 (GO),
Series B
5.000%
12/01/26 (BAM)
....
320 327,065
Cook County Community
Consolidated School
District No. 15 Palatine
(GO), Series B
5.000%
06/15/36
..........
1,050 1,166,861
County of Cook (GO)
5.000%, 11/15/25 . 4,080 4,082,720
5.000%, 11/15/26 . 780 797,622
5.000%, 11/15/34 . 915 925,805
5.000%, 11/15/35 . 1,380 1,394,481
County of Cook Sales Tax
(RB)
5.000%, 11/15/27 . 410 428,463
5.000%, 11/15/35 . 275 319,207
County of Will (GO)
¤ 5.000%, 11/15/31
(Pre-refunded @ $100,
11/15/25) ......... 1,710 1,711,165
¤ 5.000%, 11/15/34
(Pre-refunded @ $100,
11/15/25) ......... 1,140 1,140,777
Elmhurst Park District (GO)
5.000% 12/15/42
...
770 831,752

127
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
ILLINOIS — (Continued)
Illinois Finance Authority
(RB)
5.000%, 11/15/26 . 235 $ 235,291
5.000%, 02/15/30 . 1,160 1,190,336
5.000%, 02/15/31 . 610 625,770
¤ 4.000%, 02/15/33
(Pre-refunded @ $100,
215/27) .......... 1,325 1,345,210
5.000%, 08/15/34 . 825 909,402
5.000%, 08/15/35 . 715 781,319
5.000%, 08/15/40 . 545 596,462
3.950%, 08/01/43 . 2,860 2,860,000
3.950%, 08/01/43 . 1,385 1,385,000
3.600%, 08/15/49 . 4,625 4,625,000
Illinois State Toll Highway
Authority (RB)
5.000%, 12/01/31 . 4,080 4,093,199
4.000%, 01/01/39 . 405 408,246
Kane Cook & DuPage etc
Counties Community
College District No. 509
Elgin (GO)
4.000%
12/15/41
..........
2,225 2,243,951
Lake County Community
Consolidated School
District No. 102
Aptakisic -Tripp (GO)
5.000% 05/01/41
...
3,475 3,676,629
Lake County Community
Consolidated School
District No. 34 Antioch
(GO), Series B
5.250%
01/01/43
..........
1,190 1,280,772
Peoria County Community
Unit School District
No. 323 (GO)
4.000%
04/01/29
..........
1,990 2,052,902
Sales Tax Securitization
Corp. (RB), Series A
5.000% 01/01/44
...
1,700 1,807,250
Sangamon County
School District No. 186
Springfield (GO)
4.000%, 02/01/29
(AGM) ........... 2,510 2,577,158
4.000%, 02/01/31
(AGM) ........... 35 36,396
State of Illinois (GO)
5.000%, 03/01/29 . 2,350 2,504,342
5.000%, 03/01/33 . 1,105 1,207,891
5.000%, 10/01/33 . 1,980 2,080,524
4.000%, 06/01/37 . 55 55,017
5.000%, 09/01/37 . 1,500 1,660,818
4.000%, 10/01/39 . 2,675 2,607,547
Face
Amount
Value†
(000)
ILLINOIS — (Continued)
Will County Community Unit
School District No. 201-U
Crete-Monee (GO)
5.000%, 01/01/27
(AGM) ........... 85 $ 85,252
¤ 5.000%, 01/01/27
(AGM)(Pre-refunded
@ $100, 1/1/26) .... 90 90,315
TOTAL ILLINOIS ......... 74,082,535
INDIANA — (0.3%)
Avon Community School
Building Corp. (RB)
5.000% 07/15/26 (ST
INTERCEPT)
......
250 253,689
Greater Clark Building
Corp. (RB)
4.000%
07/15/26 (ST
INTERCEPT)
......
335 336,851
Indiana Finance Authority
(RB)
5.000%, 07/01/29 . 100 106,282
4.000%, 02/01/34 . 1,345 1,417,649
5.000%, 10/01/42 . 990 1,078,046
Indiana Municipal Power
Agency (RB), Series A
5.000% 01/01/41
...
1,020 1,098,590
IPS Multi-School Building
Corp. (RB)
5.000%, 01/15/33
(ST AID WITHHLDG) 750 842,099
5.000%, 07/15/33
(ST AID WITHHLDG) 1,000 1,129,886
TOTAL INDIANA ......... 6,263,092
IOWA — (0.5%)
Cedar Falls Community
School District (GO)
4.000% 06/01/28
(AGM)
............
905 933,519
City of Cedar Rapids
(GO), Series A
5.000%
06/01/43
..........
1,380 1,468,836
City of Sioux City (GO),
Series A
3.000%
06/01/26
..........
495 494,835
City of West Des Moines
(GO), Series A
5.000%
06/01/28
..........
1,030 1,092,418
College Community School
District (GO), Series C
3.000% 06/01/26
...
455 455,147
Iowa Valley Community
College District (GO)
4.000% 06/01/26
...
1,450 1,460,371

128
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
IOWA — (Continued)
Waukee Community
School District (GO),
Series A
5.000%
06/01/37
..........
3,590 $ 3,893,700
TOTAL IOWA ............ 9,798,826
KANSAS — (0.7%)
City of Lawrence (GO),
Series I
4.000%
05/01/26
..........
3,000 3,016,702
City of Olathe (GO), Series
A
5.000% 09/01/26
..
3,000 3,051,791
Kansas Development
Finance Authority (RB)
5.000%, 04/01/26 . 710 716,417
5.000%, 05/01/28 . 1,515 1,602,581
Sedgwick County Unified
School District No. 261
Haysville (GO), Series
A
5.000% 11/01/42
(AGM)
............
2,500 2,673,145
Shawnee County Unified
School District No. 437
Auburn - Washburn
(GO), Series A
5.000%
09/01/43
..........
1,790 1,936,478
TOTAL KANSAS ......... 12,997,114
KENTUCKY — (1.0%)
County of Warren (RB),
Series A
5.000%
04/01/26
..........
105 105,837
Eastern Kentucky
University (RB),
Series A
5.000%
04/01/35 (BAM) (ST
INTERCEPT)
......
1,100 1,225,703
Glasgow Independent
School District
Finance Corp. (RB)
5.000% 02/01/32 (ST
INTERCEPT)
......
1,365 1,512,795
Kentucky Municipal Power
Agency (RB)
5.000%
09/01/31 (NATL)
....
320 323,616
Kentucky State Property
& Building Commission
(RB)
5.000%, 05/01/26 . 235 237,463
5.000%, 11/01/26
(AGM) ........... 100 102,376
5.000%, 04/01/28 . 480 496,580
5.000%, 05/01/30 . 25 27,414
5.000%, 06/01/30 . 365 400,860
5.000%, 04/01/33 . 1,500 1,544,572
5.000%, 09/01/35 . 500 586,885
5.000%, 05/01/36 . 500 522,408
Face
Amount
Value†
(000)
KENTUCKY — (Continued)
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%, 05/15/42 . 2,390 $ 2,571,051
5.000%, 05/15/43 . 2,635 2,807,972
Louisville/Jefferson County
Metropolitan Government
(RB)
5.000%, 10/01/26 . 640 650,697
3.900%, 10/01/39 . 660 660,000
3.970%, 10/01/53 . 4,515 4,515,000
TOTAL KENTUCKY ....... 18,291,229
LOUISIANA — (0.2%)
Ascension Parish School
Board (GO)
5.000%
03/01/26
..........
195 196,364
City of New Orleans (GO)
5.000%, 12/01/27 . 1,540 1,609,575
5.000%, 12/01/29 . 750 815,534
5.000%, 12/01/34 . 200 218,509
City of New Orleans Water
System (RB)
5.000%
12/01/27
..........
115 115,170
East Ouachita Parish
School District (GO)
4.000% 03/01/26
...
250 251,039
Lafourche Parish School
Board (GO)
5.000%
03/01/29
..........
60 63,950
St. Tammany Parish Wide
School District No. 12
(GO)
5.000%, 03/01/26 . 420 423,049
5.000%, 03/01/27 . 605 623,169
TOTAL LOUISIANA ....... 4,316,359
LOUSIANA — (0.1%)
City of Shreveport (GO)
5.250%, 03/01/39
(AGM) ........... 250 279,321
5.250%, 03/01/40
(AGM) ........... 250 275,327
Louisiana Public Facilities
Authority (RB), Series A
5.000% 05/15/35
...
365 411,750
TOTAL LOUSIANA ....... 966,398
MAINE — (0.1%)
City of Portland (GO)
5.000% 05/01/26
...
300 303,433
Maine Health & Higher
Educational Facilities
Authority (RB)
5.000%
07/01/29
..........
25 26,648
Maine Turnpike Authority
(RB)
5.000% 07/01/26 1,820 1,847,522

129
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
MAINE — (Continued)
State of Maine (GO),
Series D
5.000%
06/01/28
..........
380 $ 403,634
TOTAL MAINE ........... 2,581,237
MARYLAND — (4.4%)
City of Baltimore (GO),
Series A
5.000%
10/15/26
..........
1,470 1,500,809
County of Anne Arundel
(GO)
5.000%, 04/01/26 . 2,495 2,517,817
5.000%, 10/01/27 . 1,005 1,050,487
5.000%, 10/01/37 . 1,435 1,455,571
County of Baltimore (GO)
5.000%, 07/01/26 . 1,060 1,076,345
5.000%, 03/01/27 . 3,920 4,044,999
County of Charles (GO)
5.000% 10/01/29
...
1,505 1,648,725
County of Harford (GO)
5.000%, 10/01/29 . 2,000 2,190,997
4.000%, 10/01/42 . 1,485 1,501,448
County of Howard (GO),
Series A
5.000%
08/15/26
..........
1,135 1,155,885
County of Montgomery (GO)
5.000%, 10/01/26 . 1,150 1,174,186
5.000%, 10/01/27 . 1,035 1,082,043
4.000%, 08/01/43 . 8,000 8,014,899
4.000%, 08/01/44 . 8,800 8,765,191
County of Prince George's
(GO)
5.000%, 07/01/26 . 3,155 3,202,814
5.000%, 07/01/27 . 1,155 1,200,706
5.000%, 08/01/42 . 4,730 5,248,745
5.000%, 08/01/43 . 4,765 5,181,627
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.000%, 08/15/28 . 105 105,136
5.000%, 07/01/41 . 735 805,744
5.000%, 07/01/42 . 435 471,354
5.000%, 07/01/43
(AGM) ........... 1,190 1,279,959
State of Maryland (GO)
5.000%, 03/15/26 . 2,640 2,662,258
5.000%, 08/01/26 . 275 279,828
5.000%, 08/01/26 . 630 641,061
5.000%, 08/01/27 . 3,975 4,144,342
5.000%, 08/01/29 . 1,095 1,166,840
5.000%, 03/15/32 . 1,840 1,984,204
4.000%, 08/01/35 . 1,105 1,163,225
5.000%, 06/01/37 . 10,000 11,638,247
Face
Amount
Value†
(000)
MARYLAND — (Continued)
Washington Suburban
Sanitary Commission
(RB)
5.000% 12/01/25
(CNTY GTD)
.......
1,125 $ 1,126,932
TOTAL MARYLAND ....... 79,482,424
MASSACHUSETTS — (4.9%)
City of Fall River (GO)
3.000% 12/01/34 (ST
AID WITHHLDG)
...
200 197,570
City of Haverhill (GO)
4.000%, 11/15/42 . 2,475 2,458,762
4.000%, 11/15/43 . 1,615 1,583,249
City of Newton (GO)
4.000% 02/01/43
...
1,380 1,386,109
City of Peabody (GO)
4.000% 07/10/26
...
3,000 3,025,054
City of Quincy (GO)
5.000%, 07/24/26 . 3,303 3,353,149
5.000%, 09/01/41 . 995 1,100,241
5.000%, 09/01/42 . 2,725 2,984,507
City of Revere (GO)
4.000% 07/10/26
...
1,224 1,234,231
Commonwealth of
Massachusetts (GO)
5.000%, 07/01/27 . 5,560 5,639,192
5.000%, 07/01/28 . 205 218,357
5.000%, 05/01/29 . 600 650,932
5.000%, 10/01/29 . 6,085 6,662,773
5.000%, 07/01/36 . 5,910 5,988,279
4.000%, 02/01/37 . 1,490 1,498,691
4.000%, 02/01/39 . 1,840 1,879,298
4.000%, 05/01/39 . 2,800 2,820,294
5.000%, 08/01/41 . 8,500 9,296,000
5.000%, 01/01/43 . 1,950 1,990,780
5.000%, 05/01/44 . 1,000 1,074,855
5.000%, 08/01/44 . 5,000 5,383,222
5.000%, 11/01/44 . 1,475 1,503,460
Commonwealth of
Massachusetts
Transportation Fund (RB)
5.000%, 06/01/35 . 1,255 1,489,958
5.000%, 06/01/36 . 755 887,417
5.000%, 06/01/36 . 505 593,570
5.000%, 06/01/41 . 1,365 1,400,778
Massachusetts
Development Finance
Agency (RB)
5.000%, 07/01/34 . 240 254,797
¤ 5.000%, 06/01/39
(Pre-refunded @ $100,
6/1/29) ........... 1,385 1,493,445
5.000%, 07/01/39 . 1,435 1,515,653
5.000%, 07/01/40 . 3,000 3,284,321
5.000%, 07/01/42 . 750 790,705
5.000%, 07/01/43 . 1,415 1,477,875

130
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
MASSACHUSETTS
— (Continued)
5.000%, 07/01/44 . 1,290 $ 1,337,460
¤ Massachusetts School
Building Authority
(RB), Series A
5.000%
02/15/49 (Pre-
refunded @ $100,
2/15/26)
...........
2,010 2,022,231
Town of Canton (GO)
3.500% 08/13/26
...
2,000 2,012,821
Town of Hingham (GO)
4.000%, 02/13/26 . 1,515 1,519,550
4.000%, 02/01/42 . 850 858,833
Town of Watertown (GO)
4.000%, 06/15/41 . 1,570 1,604,037
4.000%, 06/15/42 . 1,505 1,521,355
Town of Winchester (GO)
4.000% 07/17/26
...
2,252 2,273,703
TOTAL MASSACHUSETTS . 88,267,514
MICHIGAN — (1.9%)
Central Michigan University
(RB)
5.000% 10/01/33 200 216,133
Chippewa Valley Schools
(GO)
5.000% 05/01/26
(Q-SBLF)
.........
505 510,655
City of Grand Rapids (GO)
5.000%, 04/01/41 . 210 231,336
5.000%, 04/01/42 . 265 289,000
Detroit City School District
(GO), Series A
5.250%
05/01/26 (AGM)
(Q-SBLF)
.........
470 475,650
Grand Ledge Public
Schools (GO), Series
II
5.000% 05/01/39
(Q-SBLF)
.........
1,270 1,359,810
Grandville Public Schools
(GO)
5.000% 05/01/40
(AGM)
............
750 837,504
Great Lakes Water
Authority Sewage
Disposal System (RB),
Series A
5.000%
07/01/37
..........
1,195 1,352,137
Great Lakes Water
Authority Water Supply
System (RB), Series C
5.000% 07/01/29
...
1,970 1,999,150
Howell Public Schools
(GO), Series II
5.000%
05/01/41 (Q-SBLF)
..
400 441,291
Michigan Finance Authority
(RB)
5.000%, 11/15/27 . 2,295 2,345,239
5.000%, 12/01/28 . 120 128,116
Face
Amount
Value†
(000)
MICHIGAN — (Continued)
5.000%, 12/01/35 . 2,080 $ 2,154,121
5.000%, 11/15/37 . 1,670 1,695,601
Michigan State University
(RB), Series A
5.000%
08/15/42
..........
12,385 13,439,735
Northville Public Schools
(GO), Series I
5.000%
05/01/35
..........
475 534,248
Oakland University (RB),
Series A
5.000%
03/01/29
..........
55 58,750
Pontiac School District
(GO)
4.000% 05/01/34
(Q-SBLF)
.........
2,220 2,310,995
Romeo Community School
District (GO)
4.000%
05/01/26 (Q-SBLF)
..
350 351,868
Saginaw City School
District (GO)
4.000%
05/01/28 (Q-SBLF)
..
400 410,828
Saline Area Schools (GO)
5.000%, 05/01/43
(Q-SBLF) ......... 530 573,010
5.000%, 05/01/44
(Q-SBLF) ......... 370 397,119
Troy School District (GO)
5.000% 05/01/30
(Q-SBLF)
.........
1,000 1,105,456
Wayne County Airport
Authority (RB)
5.000%
12/01/34
..........
1,350 1,579,651
TOTAL MICHIGAN ....... 34,797,403
MINNESOTA — (1.4%)
City of Edina (GO), Series
A
5.000% 02/01/28
..
390 411,184
City of St. Paul (GO),
Series A
5.000%
09/01/26
..........
855 871,598
County of Hennepin (GO)
5.000%, 12/01/26 . 4,055 4,158,024
5.000%, 12/01/40 . 3,055 3,094,903
Minneapolis Special School
District No. 1 (COP),
Series C
5.000%
02/01/32 (SD CRED
PROG)
...........
1,000 1,029,630
Minneapolis Special
School District No. 1
(GO), Series A
5.000%
02/01/44 (SD CRED
PROG)
...........
2,010 2,145,613
Minnesota Health &
Education Facilities
Authority (RB), Series B
5.000% 10/01/27
...
440 457,522

131
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
MINNESOTA — (Continued)
St. Louis Park Independent
School District No. 283
(GO)
5.000%, 02/01/27
(SD CRED PROG) . 1,720 $ 1,771,286
5.000%, 02/01/29
(SD CRED PROG) . 3,975 4,262,889
St. Paul Independent School
District No. 625 (GO)
4.000%, 02/01/42
(SD CRED PROG) . 1,430 1,436,793
4.000%, 02/01/43
(SD CRED PROG) . 1,485 1,476,957
State of Minnesota (GO)
5.000%, 08/01/26 . 1,695 1,695,296
4.000%, 08/01/41 . 2,205 2,241,870
Western Minnesota
Municipal Power
Agency (RB), Series A
5.000% 01/01/27
...
750 770,041
TOTAL MINNESOTA ...... 25,823,606
MISSISSIPPI — (0.3%)
Mississippi Development
Bank (RB), Series A
5.000% 04/01/28
...
1,305 1,314,888
State of Mississippi (GO)
¤ 5.000%, 11/01/33
(Pre-refunded @ $100,
11/1/26) .......... 1,645 1,683,722
4.000%, 10/01/37 . 1,645 1,662,875
TOTAL MISSISSIPPI ...... 4,661,485
MISSOURI — (0.5%)
City of Kansas City Sanitary
Sewer System (RB)
5.000%, 01/01/28 . 475 499,525
5.000%, 01/01/29 . 500 537,002
5.000%, 01/01/30 . 300 326,791
City of Lees Summit (GO),
Series A
5.000%
04/01/27
..........
1,925 1,988,593
City of Wentzville (COP)
5.000%, 11/01/31 . 1,040 1,073,469
5.000%, 11/01/32 . 290 299,401
Health & Educational
Facilities Authority of the
State of Missouri (RB)
5.000% 11/15/26
...
480 491,111
Jefferson City School
District (COP), Series A
4.000% 04/01/26 ETM 100 100,453
Kansas City Industrial
Development Authority
(RB)
5.000% 03/01/30 270 294,644
Metropolitan St. Louis
Sewer District (RB)
Face
Amount
Value†
(000)
MISSOURI — (Continued)
5.000%, 05/01/26 . 200 $ 202,240
5.000%, 05/01/27 . 115 119,029
Nixa Public Schools (GO)
5.000% 03/01/36 (ST
AID DIR DEP)
......
375 425,792
North Kansas City School
District No. 74 (GO)
6.000% 03/01/27 (ST
AID DIR DEP)
......
1,660 1,732,461
University City School
District (GO)
5.250%
02/15/44 (ST AID DIR
DEP)
.............
310 329,777
TOTAL MISSOURI ........ 8,420,288
NEBRASKA — (1.2%)
City of Omaha (GO)
5.000% 04/15/29
...
750 808,774
Metropolitan Utilities District
of Omaha Gas System
(RB)
5.000%, 12/01/41 . 1,840 2,018,721
5.000%, 12/01/42 . 2,495 2,715,079
Municipal Energy Agency
of Nebraska (RB),
Series A
4.000%
04/01/35
..........
2,505 2,515,540
Omaha Public Power
District (RB)
5.000%, 02/01/34 . 1,545 1,770,834
5.000%, 02/01/43 . 1,000 1,088,203
Papillion-La Vista School
District No. 27 (GO)
5.000% 12/01/44
...
8,000 8,577,353
Public Power Generation
Agency (RB)
5.000%
01/01/37
..........
2,585 2,607,867
TOTAL NEBRASKA ....... 22,102,371
NEVADA — (1.0%)
City of North Las Vegas
(GO)
5.000% 06/01/28
(BAM)
............
190 201,236
Clark County School District
(GO)
5.000%, 06/15/26 . 275 275,628
5.000%, 06/15/28 . 250 259,164
4.000%, 06/15/32
(AGM) ........... 1,845 1,875,123
County of Clark (GO)
5.000%, 07/01/27 . 1,640 1,704,763
5.000%, 12/01/32 . 1,015 1,088,115
County of Clark Passenger
Facility Charge (RB)
5.000%, 07/01/27 . 290 301,063
5.000%, 07/01/28 . 760 806,873

132
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
NEVADA — (Continued)
Las Vegas Convention
& Visitors Authority
(RB), Series B
5.000%
07/01/27
..........
500 $ 518,502
Las Vegas Valley Water
District (GO), Series A
5.000% 06/01/27
...
2,060 2,138,103
State of Nevada (GO)
5.000%, 05/01/42 . 1,015 1,101,973
5.000%, 05/01/43 . 4,780 5,149,337
Washoe County School
District (GO)
5.000%, 04/01/26 . 1,010 1,019,340
4.000%, 10/01/32 . 1,335 1,371,935
TOTAL NEVADA ......... 17,811,155
NEW HAMPSHIRE — (0.1%)
New Hampshire Health
and Education Facilities
Authority Act (RB)
5.000% 08/01/41
...
875 946,376
State of New Hampshire
(GO), Series A
5.000%
02/15/37
..........
980 1,111,837
TOTAL NEW HAMPSHIRE . 2,058,213
NEW JERSEY — (1.9%)
City of Hoboken (GO),
Series A
4.000%
03/10/26
..........
6,050 6,074,548
City of Summit (GO)
4.000% 07/16/26
...
1,590 1,604,471
County of Mercer (GO)
4.000% 02/01/26
...
1,330 1,334,280
Hudson County
Improvement Authority
(RN), Series A
4.000%
03/12/26 (CNTY GTD) 718 720,942
New Jersey Economic
Development Authority
(RB), Series MMM
4.000% 06/15/36
...
3,000 3,070,646
New Jersey Transportation
Trust Fund Authority
(RB)
5.000%, 06/15/31 . 3,035 3,397,748
5.000%, 06/15/35 . 410 465,809
4.000%, 06/15/37 . 2,395 2,448,567
5.000%, 06/15/44 . 565 601,328
State of New Jersey (GO)
5.000%, 06/01/28 . 905 958,657
5.000%, 06/01/29 . 840 909,115
4.000%, 06/01/30 . 1,830 1,940,250
Township of East
Brunswick (GO)
4.000% 07/14/26
...
8,000 8,065,491
Face
Amount
Value†
(000)
NEW JERSEY — (Continued)
Township of Toms River
(GO)
4.000%, 06/01/26 . 1,440 $ 1,452,451
4.000%, 06/01/27 . 690 705,180
TOTAL NEW JERSEY ..... 33,749,483
NEW MEXICO — (0.6%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%
07/01/29
..........
1,075 1,116,988
City of Albuquerque (GO)
5.000%, 07/01/26 . 395 400,895
4.000%, 07/01/38 . 1,000 1,034,030
New Mexico Hospital
Equipment Loan Council
(RB)
4.000% 08/01/36 3,515 3,525,610
State of New Mexico
Severance Tax
Permanent Fund (RB)
5.000% 07/01/27
...
2,520 2,617,424
TOTAL NEW MEXICO ..... 8,694,947
NEW YORK — (8.1%)
City of New York (GO)
5.000%, 08/01/28 . 1,350 1,403,850
5.000%, 08/01/28 . 2,385 2,420,187
4.000%, 08/01/32 . 1,705 1,713,289
5.000%, 08/01/32 . 1,000 1,014,605
5.000%, 10/01/36 . 2,925 3,375,518
5.000%, 12/01/39 . 5,545 5,793,481
5.000%, 08/01/42 . 2,285 2,498,176
5.000%, 02/01/43 . 3,190 3,440,096
5.000%, 08/01/43 . 1,875 1,951,984
5.250%, 04/01/44 . 1,625 1,741,737
3.900%, 06/01/44 . 3,545 3,545,000
3.900%, 06/01/44 . 2,000 2,000,000
5.000%, 08/01/44 . 750 799,976
3.900%, 08/01/44 . 7,150 7,150,000
City of Oneida (GO)
4.000% 03/27/26
...
2,000 2,009,287
City of Rochester (GO)
4.000%, 02/26/26 . 4,330 4,345,355
4.000%, 07/30/26 . 5,000 5,045,244
Dutchess County Local
Development Corp.
(RB), Series B
4.000%
07/01/34
..........
85 85,285
Empire State Development
Corp. (RB)
5.000%, 03/15/26
ETM ............. 395 398,376
5.000%, 03/15/27
ETM ............. 3,000 3,100,607
5.000%, 03/15/32 . 1,935 1,994,028
4.000%, 03/15/34 . 4,090 4,214,992
5.000%, 03/15/35 . 3,785 4,133,847

133
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
NEW YORK — (Continued)
Honeoye Falls-Lima
Central School District
(GO)
4.000% 06/25/26
(ST AID WITHHLDG) 3,000 $ 3,020,274
Metropolitan Transportation
Authority (RB), Series
C-1
5.000% 11/15/25 965 965,644
Monroe County Industrial
Development Corp. (RB)
5.000%, 12/01/25 . 40 40,036
5.000%, 12/01/26 . 425 432,983
New Hartford Central
School District (GO)
4.000% 06/26/26 (ST
AID WITHHLDG)
...
3,000 3,021,695
New York City Industrial
Development Agency
(RB)
5.000%, 03/01/28
(AGM) ........... 300 315,122
5.000%, 01/01/29
(AGM) ........... 2,595 2,763,845
New York Convention
Center Development
Corp. (RB)
5.000%, 11/15/25 . 65 65,036
5.000%, 11/15/35 . 2,500 2,502,475
New York State Dormitory
Authority (RB)
5.000%, 02/15/26
ETM ............. 1,175 1,182,553
5.000%, 03/15/26
ETM ............. 2,015 2,031,925
5.000%, 02/15/33 . 3,900 3,960,522
5.000%, 03/15/34 . 1,550 1,646,592
5.000%, 03/15/36 . 4,515 4,629,699
5.000%, 02/15/37 . 1,400 1,417,478
5.000%, 03/15/37 . 130 150,645
5.000%, 02/15/38 . 2,075 2,099,456
5.000%, 03/15/38 . 530 588,160
5.000%, 03/15/38 . 3,660 3,811,537
5.000%, 03/15/39 . 1,905 1,993,431
5.000%, 02/15/41 . 8,140 8,546,217
5.000%, 03/15/41 . 4,360 4,521,934
5.000%, 03/15/42 . 2,455 2,522,848
5.000%, 03/15/43 . 3,010 3,231,422
5.000%, 03/15/44 . 2,200 2,361,442
5.000%, 03/15/45 . 1,145 1,221,339
New York State Thruway
Authority (RB)
5.000%, 01/01/26 . 195 195,677
5.000%, 03/15/29 . 1,045 1,129,039
Face
Amount
Value†
(000)
NEW YORK — (Continued)
North Syracuse Central
School District (GO),
Series A
4.000%
07/31/26 (ST AID
WITHHLDG)
.......
4,000 $ 4,033,830
Port Authority of New York
& New Jersey (RB)
4.000%, 12/01/26 . 775 786,128
5.000%, 12/01/37 . 245 277,885
5.000%, 01/15/41 . 500 555,101
5.000%, 07/15/41 . 3,290 3,584,888
South Orangetown Central
School District (GO),
Series B
4.000%
08/05/26 (ST AID
WITHHLDG)
.......
2,000 2,018,410
Town of Oyster Bay (GO)
5.000% 08/01/29
(AGM)
............
85 93,142
Triborough Bridge & Tunnel
Authority (RB)
5.000%, 11/15/28 . 4,030 4,303,095
5.000%, 11/15/29 . 500 549,747
5.000%, 11/15/36 . 1,035 1,042,817
5.000%, 11/15/38 . 1,725 1,769,509
5.000%, 11/15/43 . 655 672,488
5.000%, 11/15/44 . 350 377,070
TOTAL NEW YORK ....... 144,608,056
NORTH CAROLINA — (0.9%)
Cape Fear Public Utility
Authority (RB)
5.000%, 04/01/43 . 340 369,971
5.000%, 04/01/44 . 360 388,023
Charlotte-Mecklenburg
Hospital Authority (The)
(RB), Series G
3.900%
01/15/48
..........
6,985 6,985,000
City of Charlotte (GO),
Series B
5.000%
07/01/37
..........
1,145 1,340,969
City of Charlotte Water &
Sewer System (RB)
5.000% 07/01/43
...
500 546,493
City of Durham Water &
Sewer Utility System
(RB)
5.000% 08/01/28 1,425 1,519,779
City of Fayetteville Public
Works Commission
(RB)
5.000% 03/01/39 2,250 2,497,112
City of Raleigh Combined
Enterprise System (RB)
5.000% 09/01/36
...
375 429,488
County of Durham (GO)
5.000%, 06/01/36 . 600 685,973
5.000%, 06/01/37 . 165 187,259

134
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
NORTH CAROLINA
— (Continued)
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%
05/01/34
..........
80 $ 81,964
North Carolina Medical
Care Commission
(RB), Series A
5.000%
06/01/42
..........
1,000 1,079,003
North Carolina Municipal
Power Agency No. 1
(RB), Series A
5.000%
01/01/32
..........
375 407,242
State of North Carolina
(RB)
5.000% 03/01/33 350 375,333
TOTAL NORTH CAROLINA . 16,893,609
NORTH DAKOTA — (0.1%)
City of Fargo (GO), Series
H
4.000% 05/01/43
..
1,285 1,285,723
OHIO — (1.9%)
Akron Bath Copley Joint
Township Hospital
District (RB), Series A
5.000% 11/15/29
...
80 87,082
American Municipal Power,
Inc. (RB)
5.000%, 02/15/26 . 975 980,698
5.000%, 02/15/29 . 550 553,268
5.000%, 02/15/35 . 640 744,830
5.000%, 02/15/36 . 500 575,479
City of Cleveland Airport
System (RB), Series A
5.000% 01/01/26
...
795 797,563
City of Columbus (GO)
5.000%, 10/01/35 . 945 1,126,860
5.000%, 10/01/36 . 885 1,045,495
5.000%, 08/15/41 . 500 556,564
City of Hamilton (GO)
4.000% 12/17/25
(ST STANDBY NT
PURCHASE)
......
415 415,368
Cleveland State University
(RB), Series C
5.000%
06/01/35 (BAM)
....
830 954,623
County of Allen Hospital
Facilities (RB)
5.000%, 12/01/26 . 1,250 1,278,990
5.000%, 08/01/29 . 790 826,362
3.950%, 06/01/34 . 5,480 5,480,000
5.000%, 11/01/41 . 1,000 1,091,619
Ohio Higher Educational
Facility Commission (RB)
5.000%, 05/01/28 . 900 941,300
3.900%, 01/01/39 . 3,480 3,480,000
3.850%, 01/01/43 . 620 620,000
Face
Amount
Value†
(000)
OHIO — (Continued)
Ohio State University (The)
(RB), Series A
5.000%
12/01/26
..........
410 $ 420,214
State of Ohio (GO)
5.000%, 05/01/26 . 435 439,882
5.000%, 05/01/28 . 1,805 1,913,118
5.000%, 03/01/29 . 850 917,904
5.000%, 02/01/32 . 2,710 2,722,873
5.000%, 05/01/35 . 1,230 1,263,349
State of Ohio (RB)
5.000%, 01/01/32 . 1,825 1,907,313
5.000%, 01/01/33 . 2,980 3,109,796
TOTAL OHIO ............ 34,250,550
OKLAHOMA — (0.5%)
Cleveland County
Educational Facilities
Authority (RB), Series A
5.000% 06/01/32
...
2,660 2,996,375
Cleveland County
Independent School
District No. 29 Norman
(GO)
4.000% 03/01/27 4,000 4,067,268
Garfield County
Educational Facilities
Authority (RB), Series A
5.000% 09/01/30
...
1,375 1,393,914
Oklahoma County
Independent School
District No. 12 Edmond
(GO)
3.000% 03/01/26 480 480,145
TOTAL OKLAHOMA ...... 8,937,702
OREGON — (1.7%)
City of Bend (GO)
5.000%
06/01/43
..........
3,615 3,915,516
City of Eugene Electric
Utility System (RB)
5.000% 08/01/43
...
535 580,274
City of Portland (GO),
Series A
5.000%
06/01/26
..........
500 506,579
City of Portland Sewer
System (RB), Series A
5.000% 06/15/26
...
620 628,726
County of Multnomah (GO)
5.000% 06/01/29
...
1,060 1,098,655
Deschutes County
Administrative School
District No. 1 Bend-La
Pine (GO)
5.000%
06/15/26 (SCH BD
GTY)
.............
4,145 4,204,616
Deschutes County Hospital
Facilities Authority (RB)
5.000% 01/01/32
...
125 134,864

135
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
OREGON — (Continued)
Multnomah County School
District No. 1J Portland
(GO)
5.000%, 06/15/27
(SCH BD GTY) .... 515 $ 534,609
5.000%, 06/15/36
(SCH BD GTY) .... 1,500 1,705,078
Oregon Health & Science
University (RB), Series
B
5.000% 07/01/33
..
1,345 1,361,122
Oregon State Facilities
Authority (RB), Series A
5.000% 06/01/32
...
490 494,528
Port of Portland Airport
(RB), Series A
5.000%
07/01/29
..........
75 81,144
Portland Community
College District (GO)
5.000%, 06/15/27 . 2,080 2,104,033
5.000%, 06/15/33 . 1,240 1,255,525
State of Oregon (GO)
5.000%, 05/01/27 . 185 191,495
5.000%, 05/01/32 . 1,995 2,016,288
5.000%, 11/01/36 . 965 1,131,494
5.000%, 11/01/37 . 695 807,455
5.000%, 11/01/38 . 2,505 2,887,993
5.250%, 05/01/44 . 540 594,488
5.250%, 06/01/44 . 500 555,662
State of Oregon
Department of
Transportation (RB),
Series A
5.000%
11/15/41
..........
1,035 1,124,748
Tri-County Metropolitan
Transportation District
of Oregon (RB), Series
A
3.250% 10/01/34
..
50 49,118
Tualatin Valley Water
District (RB)
5.000%
06/01/43
..........
550 590,534
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin
(GO), Series 23-J
5.000% 06/15/31
(SCH BD GTY)
.....
1,100 1,139,472
Washington & Multnomah
Counties School District
No. 48J Beaverton
(GO), Series C
5.000%
06/15/27 (SCH BD
GTY)
.............
1,385 1,437,512
TOTAL OREGON ........ 31,131,528
Face
Amount
Value†
(000)
PENNSYLVANIA — (2.3%)
Baldwin Whitehall School
District (GO)
5.000%
11/15/25 (BAM) (ST
AID WITHHLDG)
...
890 $ 890,602
Chichester School District
(GO)
4.000% 09/15/28
(AGM) (ST AID
WITHHLDG)
.......
45 46,395
City of Philadelphia (GO),
Series A
5.000%
08/01/27
..........
1,975 2,052,431
Commonwealth of
Pennsylvania (GO)
4.000%, 09/15/32 . 1,480 1,495,270
4.000%, 03/01/38 . 3,765 3,800,867
County of Lackawanna
(GO), Series B
4.000%
09/01/30 (BAM)
....
200 205,679
County of Lehigh (RB)
5.000% 07/01/29
...
1,355 1,449,316
County of Montgomery
(GO)
5.000% 07/01/26 2,000 2,030,046
Delaware River Port
Authority (RB), Series A
5.000% 01/01/35
...
205 218,136
East Stroudsburg Area
School District (GO),
Series AA
4.000%
09/01/27 (ST AID
WITHHLDG)
.......
60 60,065
General Authority
of Southcentral
Pennsylvania (RB),
Series A
5.000%
06/01/29
..........
4,100 4,404,784
Monroeville Finance
Authority (RB), Series B
5.000% 02/15/29
...
1,290 1,374,290
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%, 06/15/26 . 705 714,400
5.000%, 05/01/29 . 60 60,377
5.000%, 05/01/34 . 770 773,711
Pennsylvania State
University (The) (RB),
Series B
4.000%
09/01/35
..........
1,260 1,267,368
Pennsylvania Turnpike
Commission (RB)
5.000%, 12/01/33 . 2,690 2,724,447
5.000%, 12/01/35 . 250 287,476
5.000%, 12/01/36 . 2,935 2,967,116
5.250%, 12/01/42 . 605 660,388
5.000%, 12/01/43 . 2,250 2,420,981

136
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
PENNSYLVANIA
— (Continued)
Philadelphia Authority for
Industrial Development
(RB), Series B-1
3.850% 07/01/54
...
2,315 $ 2,315,000
Philadelphia Gas Works
Co. (RB), Series A
5.000% 08/01/28
(AGM)
............
55 58,369
Pittsburgh Water & Sewer
Authority (RB)
5.000%, 09/01/26
(AGM) ........... 1,575 1,603,751
5.000%, 09/01/26
(AGM) ........... 1,065 1,084,441
5.000%, 09/01/29 . 905 978,519
5.000%, 09/01/30 . 475 522,023
5.000%, 09/01/44
(AGM) ........... 1,000 1,063,744
Snyder County Higher
Education Authority
(RB)
5.000% 01/01/27 775 776,103
Southeastern Pennsylvania
Transportation Authority
(RB)
5.000% 06/01/28 245 253,719
Township of Lower Merion
(GO)
4.000%, 07/15/42 . 1,530 1,563,872
4.000%, 07/15/43 . 1,185 1,196,602
TOTAL PENNSYLVANIA ... 41,320,288
RHODE ISLAND — (0.2%)
Rhode Island Turnpike
& Bridge Authority
(RB), Series A
5.000%
10/01/32
..........
315 317,469
State of Rhode Island (GO)
5.000%, 12/01/41 . 635 695,373
5.000%, 12/01/42 . 610 662,123
5.000%, 05/01/43 . 2,000 2,175,836
TOTAL RHODE ISLAND ... 3,850,801
SOUTH CAROLINA — (1.7%)
Aiken County Consolidated
School District (GO)
5.000% 04/01/27
(SCSDE)
..........
905 934,854
Beaufort County School
District (GO)
5.000%, 03/01/26
(SCSDE) ......... 11,245 11,327,736
County of Charleston
(GO), Series A
5.000%
11/01/25 (ST AID
WITHHLDG)
.......
170 170,000
Face
Amount
Value†
(000)
SOUTH CAROLINA
— (Continued)
Greenville Health System
(RB), Series B
5.000%
05/01/29
..........
65 $ 65,147
Oconee County School
District (GO)
5.000%
03/01/26 (SCSDE)
..
965 972,132
Orangeburg County School
District (GO)
5.000%
08/13/26 (SCSDE)
..
1,000 1,017,381
Piedmont Municipal Power
Agency (RB)
5.000%, 01/01/28 . 65 65,081
5.000%, 01/01/30 . 1,760 1,762,053
South Carolina Public
Service Authority (RB)
5.000%, 12/01/37 . 1,300 1,311,305
5.000%, 12/01/44 . 570 599,793
Spartanburg County
School District No 7
(GO), Series D
5.000%
03/01/44 (SCSDE)
..
1,385 1,423,378
Spartanburg Sanitary
Sewer District (RB)
4.000% 03/01/40
...
2,500 2,536,585
York County School District
No. 1 (GO)
4.000%
07/30/26 (SCSDE)
..
8,000 8,076,543
TOTAL SOUTH CAROLINA . 30,261,988
TENNESSEE — (3.0%)
¤ City of Clarksville Water
Sewer & Gas (RB)
5.000% 02/01/31
(Pre-refunded @ $100,
2/1/26)
............
1,080 1,085,662
City of Knoxville Electric
System (RB)
5.000%, 07/01/28 . 795 844,137
5.000%, 07/01/29 . 830 900,562
City of Memphis (GO),
Series A
5.000%
10/01/43
..........
5,000 5,259,408
City of Sevierville (GO)
5.000% 06/01/26
...
2,630 2,664,532
County of Bedford (GO)
5.000% 06/01/26
...
1,000 1,012,841
County of Knox (GO)
5.000%, 06/01/26 . 200 202,684
4.000%, 06/01/38 . 1,510 1,557,045
County of Maury (GO)
5.000% 07/01/28
...
1,660 1,762,997
County of Williamson (GO)
5.000%, 04/01/39 . 1,830 2,038,294
5.000%, 04/01/40 . 4,725 5,212,608
4.000%, 04/01/41 . 3,570 3,649,920

137
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TENNESSEE — (Continued)
Ω 4.000%, 04/01/42 . 1,235 $ 1,249,001
4.000%, 04/01/43 . 1,935 1,937,289
4.000%, 04/01/44 . 2,010 1,989,551
Greeneville Health &
Educational Facilities
Board (RB)
5.000%
07/01/30
..........
110 114,813
Knox County Health
Educational & Housing
Facility Board (RB),
Series A
5.000%
01/01/33
..........
100 102,198
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%, 07/01/29 . 2,000 2,141,365
5.000%, 07/01/30 . 2,380 2,409,920
5.000%, 07/01/31 . 2,070 2,268,457
Metropolitan Government
of Nashville & Davidson
County (GO)
5.000%, 01/01/28 . 440 446,433
4.000%, 07/01/37 . 1,000 1,011,599
4.000%, 01/01/44 . 5,000 4,866,846
Metropolitan Government
of Nashville & Davidson
County Water & Sewer
(RB)
5.000% 07/01/35 5,155 6,007,068
State of Tennessee (GO)
5.000%, 08/01/27 . 1,000 1,001,743
5.000%, 09/01/27 . 1,100 1,149,007
TOTAL TENNESSEE ...... 52,885,980
TEXAS — (19.0%)
Alamo Community College
District (GO)
5.000%, 02/15/26 . 3,155 3,174,835
5.000%, 02/15/30 . 1,345 1,471,924
Alamo Heights
Independent School
District (GO), Series
A
5.000% 02/01/26
(PSF-GTD)
........
530 532,794
Allen Independent School
District (GO), Series
A
5.000% 02/15/36
(PSF-GTD)
........
1,250 1,447,776
Alvin Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 450 479,760
Arlington Independent
School District (GO)
5.000% 02/15/26
(PSF-GTD)
........
1,000 1,006,058
Face
Amount
Value†
(000)
TEXAS — (Continued)
Austin Community College
District (GO)
5.000%
08/01/26
..........
530 $ 538,674
Austin Independent School
District (GO)
5.000%, 08/01/27
(PSF-GTD) ....... 1,745 1,780,655
5.000%, 08/01/29 . 700 757,964
5.000%, 08/01/42
(PSF-GTD) ....... 1,100 1,171,239
5.000%, 08/01/43 . 1,120 1,190,880
Barbers Hill Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
105 112,294
Bexar County Hospital
District (GO)
5.000%
02/15/27
..........
1,465 1,505,696
Birdville Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 500 515,298
5.000%, 02/15/28 . 565 593,909
5.000%, 02/15/29 . 525 563,138
5.000%, 02/15/30 . 605 661,579
Board of Regents of the
University of Texas
System (RB)
5.000%, 08/15/26 . 260 264,690
5.000%, 08/15/39 . 1,870 1,986,436
5.000%, 08/15/42 . 750 827,634
5.000%, 08/15/43 . 7,435 7,943,524
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000% 08/01/32 270 271,468
Bryan Independent School
District (GO)
4.000%
02/15/30 (PSF-GTD) 1,700 1,787,244
Central Texas Regional
Mobility Authority (RB)
5.000%, 01/01/26 . 290 290,853
5.000%, 01/01/29 . 75 79,857
4.000%, 01/01/40 . 1,420 1,420,607
Central Texas Turnpike
System (RB), Series A
5.000% 08/15/39
...
1,450 1,542,730
City of Amarillo Waterworks
& Sewer System (RB)
5.000%, 04/01/28 . 560 590,296
5.000%, 04/01/29 . 870 935,427
City of Austin (GO)
5.000%, 09/01/26 . 150 152,868
5.000%, 09/01/29 . 1,790 1,947,645
5.000%, 09/01/36 . 1,895 2,206,266
5.000%, 09/01/44 . 710 762,596

138
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
City of Austin Electric Utility
(RB)
5.000%, 11/15/43 . 815 $ 876,722
5.000%, 11/15/44 . 1,220 1,303,233
City of Austin Water &
Wastewater System (RB)
5.000%, 11/15/29 . 515 561,990
5.000%, 11/15/31 . 865 884,491
5.000%, 11/15/41 . 1,020 1,100,525
City of Bryan Electric
System (RB)
5.000%
07/01/28 (AGM)
....
1,005 1,062,357
City of Cedar Park (GO)
5.000% 02/15/28
...
530 557,238
City of College Station (GO)
5.000%, 02/15/28 . 1,015 1,065,320
5.000%, 02/15/29 . 315 337,473
5.000%, 02/15/35 . 1,040 1,159,740
City of Dallas Hotel
Occupancy Tax (RB)
4.000% 08/15/27
...
1,125 1,133,488
City of Dallas Waterworks
& Sewer System (RB),
Series C
4.000%
10/01/34
..........
1,090 1,143,063
City of Denton (GO)
5.000%, 02/15/26 . 1,945 1,957,228
5.000%, 02/15/29 . 2,410 2,589,790
City of El Paso (GO)
5.000% 08/15/27
...
800 832,882
City of El Paso Water &
Sewer (RB)
5.000%, 03/01/26 . 1,025 1,032,220
5.000%, 03/01/27 . 695 716,010
5.000%, 03/01/45 . 735 775,218
City of Fort Worth (GO)
5.000%, 03/01/26 . 4,970 5,005,173
5.000%, 03/01/27 . 2,665 2,745,916
5.000%, 03/01/36 . 4,690 5,195,160
5.000%, 03/01/37 . 2,430 2,675,758
City of Frisco (GO)
5.000%
02/15/26
..........
1,220 1,227,740
City of Houston (GO)
5.000%, 03/01/27 . 1,080 1,112,648
5.000%, 03/01/35 . 2,750 3,191,040
5.250%, 03/01/39 . 560 621,658
5.250%, 03/01/40 . 2,810 3,082,107
5.250%, 03/01/43 . 5,125 5,522,373
5.000%, 03/01/43 . 4,480 4,779,020
5.000%, 03/01/44 . 1,585 1,683,483
City of Hutto (GO)
5.000%
08/01/43 (BAM)
....
805 860,048
City of Irving (GO)
5.000%
09/15/26
..........
960 978,527
Face
Amount
Value†
(000)
TEXAS — (Continued)
City of Kyle (GO)
5.000%
08/15/44 (AGM)
....
575 $ 607,209
City of Laredo Waterworks
& Sewer System (RB)
5.000%, 03/01/28 . 1,000 1,050,822
5.000%, 03/01/43 . 625 660,140
5.000%, 03/01/44 . 500 525,013
City of Leander (GO)
5.000%, 08/15/38 . 310 353,192
5.000%, 08/15/39 . 585 660,559
5.000%, 08/15/40 . 270 301,542
City of Lewisville (GO)
5.000% 02/15/26
...
370 372,326
City of Mount Pleasant (GO)
5.000%, 05/15/39
(AGM) ........... 1,845 2,024,102
5.000%, 05/15/43
(AGM) ........... 2,090 2,218,933
City of Pearland (GO)
5.000% 03/01/28
...
1,500 1,575,124
City of Pflugerville (GO)
4.000%, 08/01/30 . 1,000 1,046,491
4.000%, 08/01/31 . 1,940 1,954,367
5.000%, 08/01/36 . 1,665 1,844,889
5.000%, 08/01/40 . 855 939,011
5.000%, 08/01/41 . 900 982,037
City of Richardson (GO)
5.000%, 02/15/41 . 375 409,649
5.000%, 02/15/42 . 400 434,135
5.000%, 02/15/44 . 1,500 1,599,411
City of San Antonio (GO)
5.000%, 08/01/26 . 2,235 2,273,741
City of San Antonio Electric
& Gas Systems (RB)
5.000%, 02/01/26 . 2,845 2,859,155
4.000%, 02/01/27 . 2,050 2,080,760
5.000%, 02/01/27 . 4,975 5,110,056
5.000%, 02/01/35 . 950 983,128
5.000%, 02/01/43 . 795 854,775
5.000%, 02/01/44 . 200 213,575
City of Seguin (GO)
5.000% 09/01/42
...
2,000 2,147,190
City of Sherman (GO)
5.000% 08/15/43
...
2,580 2,746,057
City of Taylor (GO), Series
A
5.000% 08/15/38
..
1,465 1,600,313
City of Temple (GO)
5.000%, 08/01/27 . 210 218,178
5.000%, 08/01/42 . 2,560 2,747,717
City of Waco (GO)
5.000%, 02/01/26 . 1,340 1,347,098
5.000%, 02/01/43 . 925 985,172
5.000%, 02/01/44 . 715 756,107

139
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
Clear Lake City Water
Authority (GO)
5.000%
03/01/27
..........
210 $ 215,848
Comal Independent School
District (GO)
5.000%
02/01/28 (PSF-GTD) 510 536,125
Conroe Independent School
District (GO)
5.000%, 02/15/26
(PSF-GTD) ....... 1,025 1,031,151
5.000%, 02/15/44
(PSF-GTD) ....... 4,500 4,853,483
Corpus Christi Independent
School District (GO)
5.000% 08/15/40
(PSF-GTD)
........
1,250 1,388,611
County of Bexar (GO)
5.000% 06/15/43
...
1,985 2,123,639
County of Bexar (RB)
5.000% 08/15/27
...
340 353,854
County of Collin (GO)
5.000% 02/15/29
...
1,065 1,143,755
County of Denton (GO)
5.000%, 07/15/41 . 460 506,261
5.000%, 07/15/42 . 530 579,011
County of Ector (GO)
5.000% 02/15/44
...
3,000 3,184,309
County of Fort Bend (GO)
5.000%, 03/01/26 . 6,770 6,818,087
County of Fort Bend Toll
Road (RB)
5.000%
03/01/42 (AGM)
....
500 538,153
County of Harris (GO)
5.000%, 09/15/26 . 2,775 2,828,314
5.000%, 09/15/28 . 1,155 1,231,894
5.000%, 10/01/29 . 1,125 1,224,929
5.000%, 09/15/42 . 1,460 1,568,205
5.000%, 09/15/42 . 2,000 2,164,056
County of Hays (GO)
5.000% 02/15/36
...
860 992,434
County of Hidalgo (GO)
5.000% 08/15/27
...
380 394,472
County of Midland (GO)
5.000% 02/15/42
...
3,890 4,153,174
County of Tarrant (GO)
5.000% 07/15/26
...
670 680,705
County of Travis (GO)
4.000% 03/01/42
...
2,205 2,202,023
County of Williamson (GO)
5.000%, 02/15/27 . 1,400 1,442,295
5.000%, 02/15/30 . 2,630 2,826,483
5.000%, 02/15/42 . 2,250 2,460,787
Face
Amount
Value†
(000)
TEXAS — (Continued)
Crowley Independent
School District (GO)
5.000% 02/01/37
(PSF-GTD)
........
845 $ 944,451
Cypress-Fairbanks
Independent School
District (GO)
5.000%
02/15/28 (PSF-GTD) 650 685,062
Dallas Area Rapid Transit
(RB)
¤ 5.000%, 12/01/28
(Pre-refunded @ $100,
12/1/25) .......... 1,165 1,166,976
¤ 5.000%, 12/01/36
(Pre-refunded @ $100,
12/1/25) .......... 1,075 1,076,823
¤ 5.000%, 12/01/46
(Pre-refunded @ $100,
12/1/25) .......... 1,435 1,437,434
Dallas College (GO)
5.000% 02/15/29
...
1,560 1,674,851
Dallas County Utility &
Reclamation District
(GO)
5.000% 02/15/26 410 412,425
Dallas Fort Worth
International Airport
(RB)
5.000% 11/01/30 320 355,488
Dallas Independent School
District (GO)
5.000%, 02/15/29
(PSF-GTD) ....... 1,180 1,270,809
5.000%, 02/15/41
(PSF-GTD) ....... 2,925 3,129,142
Del Valle Independent
School District (GO)
5.000% 06/15/26
(PSF-GTD)
........
685 694,303
Denton Independent
School District (GO),
Series C
5.000%
08/15/36 (PSF-GTD) 750 868,629
DeSoto Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
310 315,352
Dripping Springs
Independent School
District (GO)
5.000%
02/15/38 (PSF-GTD) 435 484,736
Eagle Mountain & Saginaw
Independent School
District (GO)
5.000%, 08/15/27
(PSF-GTD) ....... 1,275 1,328,087
5.000%, 08/15/42
(PSF-GTD) ....... 715 780,815

140
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
East Central Independent
School District (GO)
4.000% 08/15/41
(PSF-GTD)
........
1,030 $ 1,046,631
El Paso County Hospital
District (GO)
5.000%, 02/15/26
(AGM) ........... 980 985,856
5.000%, 02/15/27
(AGM) ........... 635 651,069
5.000%, 08/15/40
(AGM) ........... 1,375 1,497,299
El Paso Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
1,235 1,256,902
Forney Independent
School District (GO)
5.000% 08/15/27
(PSF-GTD)
........
1,000 1,039,859
Fort Bend Independent
School District (GO),
Series A
5.000%
08/15/26 (PSF-GTD) 1,180 1,200,927
Fort Worth Independent
School District (GO),
Series A
5.000%
02/15/32 (PSF-GTD) 2,075 2,227,970
Frisco Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD) ....... 410 430,717
4.000%, 02/15/28
(PSF-GTD) ....... 3,760 3,861,413
5.000%, 02/15/34
(PSF-GTD) ....... 3,185 3,705,946
Galveston Independent
School District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 420 432,027
Greater Texoma Utility
Authority (RB)
5.000%, 10/01/42
(BAM) ........... 2,525 2,666,538
5.000%, 10/01/43
(BAM) ........... 5,630 5,909,845
Gulf Coast Authority (RB)
5.000%, 10/01/29 . 1,250 1,349,043
5.000%, 10/01/35 . 1,605 1,833,522
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 11/15/26 . 105 106,011
5.000%, 05/15/27 . 770 793,638
5.000%, 05/15/28 . 325 341,873
5.000%, 07/01/28 . 550 580,983
Face
Amount
Value†
(000)
TEXAS — (Continued)
3.000%, 10/01/40 . 245 $ 208,973
Harris County Flood
Control District (GO),
Series A
5.000%
10/01/27
..........
1,735 1,810,056
Hays Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 450 462,615
5.000%, 02/15/35
(PSF-GTD) ....... 550 643,509
Houston City College (GO)
5.000%, 02/15/28 . 1,600 1,683,866
5.000%, 02/15/35 . 1,975 2,099,613
Houston Independent
School District (GO),
Series A
5.000%
02/15/26 (PSF-GTD) 860 865,554
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%
08/15/43 (PSF-GTD) 3,450 3,688,008
Hutto Independent School
District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 210 213,515
5.000%, 08/01/27
(PSF-GTD) ....... 195 202,832
Katy Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 350 360,350
5.000%, 02/15/30
(PSF-GTD) ....... 2,860 2,947,525
Lamar Consolidated
Independent School
District (GO)
5.000%
02/15/30
..........
1,145 1,252,565
Lewisville Independent
School District (GO)
5.000% 08/15/43
(PSF-GTD)
........
1,000 1,075,877
Lower Colorado River
Authority (RB)
5.000%, 05/15/26
(AGM) ........... 2,265 2,290,658
5.000%, 05/15/29 . 165 177,739
5.000%, 05/15/32
(AGM) ........... 550 613,795
5.000%, 05/15/33 . 1,875 2,007,958
5.000%, 05/15/41 . 275 289,703
5.000%, 05/15/42
(AGM) ........... 1,300 1,388,124

141
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
Marble Falls Independent
School District (GO)
5.000% 02/15/28
(PSF-GTD)
........
1,330 $ 1,397,808
North East Texas Regional
Mobility Authority (RB),
Series A
5.000%
01/01/35
..........
625 713,164
North Texas Municipal
Water District Water
System (RB)
5.000%
09/01/26
..........
1,405 1,431,287
North Texas Tollway
Authority (RB)
5.000%, 01/01/26 . 630 632,146
5.000%, 01/01/27 . 1,055 1,082,885
5.000%, 01/01/39 . 3,020 3,118,491
Northside Independent
School District (GO)
5.000% 08/01/26
(PSF-GTD)
........
500 508,406
Northwest Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
3,335 3,661,090
Pearland Independent
School District (GO)
5.000%, 02/15/35
(PSF-GTD) ....... 195 227,318
5.000%, 02/15/36
(PSF-GTD) ....... 245 283,031
Permanent University Fund
- University of Texas
System (RB)
5.000%, 07/01/27 . 800 811,918
5.000%, 07/01/43 . 1,000 1,084,823
Pflugerville Independent
School District (GO),
Series A
5.000%
02/15/41
..........
1,025 1,101,600
Plano Independent School
District (GO)
5.000%
02/15/29
..........
2,255 2,423,963
Prosper Independent
School District (GO),
Series A
5.000%
02/15/44 (PSF-GTD) 1,525 1,630,939
Richardson Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 670 690,241
5.000%, 02/15/29
(PSF-GTD) ....... 390 418,865
Roma Independent School
District (GO)
4.000%
02/15/26 (PSF-GTD) 60 60,174
Face
Amount
Value†
(000)
TEXAS — (Continued)
Round Rock Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 625 $ 634,997
5.000%, 08/01/29
(PSF-GTD) ....... 2,230 2,415,651
San Antonio Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD) ....... 1,175 1,195,563
5.000%, 08/15/27
(PSF-GTD) ....... 850 885,391
5.000%, 08/15/28
(PSF-GTD) ....... 1,580 1,682,633
5.000%, 08/15/28
(PSF-GTD) ....... 2,645 2,816,813
5.000%, 08/15/29
(PSF-GTD) ....... 510 554,433
4.000%, 08/15/43
(PSF-GTD) ....... 1,500 1,466,724
Sherman Independent
School District (GO),
Series B
5.000%
02/15/42 (PSF-GTD) 1,000 1,075,194
Splendora Independent
School District (GO)
5.000% 02/15/43
(PSF-GTD)
........
900 960,018
State of Texas (GO)
5.000%, 10/01/26 . 1,600 1,612,372
5.000%, 04/01/27 . 2,525 2,548,207
5.000%, 04/01/27 . 2,805 2,830,780
5.000%, 10/01/31 . 1,730 1,809,505
5.000%, 10/01/32 . 2,700 2,821,238
5.000%, 02/01/35 . 3,635 4,276,365
5.000%, 08/01/35 . 2,390 2,817,946
5.000%, 10/01/35 . 1,665 1,964,155
Sulphur Springs
Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 970 1,034,149
Tarrant County College
District (GO)
5.000%
08/15/26
..........
1,375 1,397,558
Tarrant County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 07/01/28 . 315 331,015
5.000%, 12/01/44 . 1,000 1,063,583
Tarrant Regional Water
District Water Supply
System (RB), Series A
5.000% 03/01/27
...
1,885 1,898,728
Temple Independent School
District (GO)

142
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
5.000%, 02/01/27
(PSF-GTD) ....... 820 $ 842,973
5.000%, 02/01/39
(PSF-GTD) ....... 715 805,118
5.000%, 02/01/43
(PSF-GTD) ....... 1,590 1,715,520
Texas City Independent
School District (GO)
5.000% 08/15/39
(PSF-GTD)
........
1,700 1,857,876
Texas Department of
Transportation State
Highway Fund (RB),
Series A
5.000%
10/01/29
..........
1,100 1,119,846
Texas State Technical
College (RB)
5.000%
08/01/29 (AGM)
....
740 800,315
Texas Tech University
System (RB), Series A
5.000% 02/15/42
...
470 513,095
Texas Transportation
Commission (GO)
5.000% 04/01/43
...
535 575,696
Tomball Independent
School District (GO)
5.000% 02/15/29
(PSF-GTD)
........
600 644,800
Town of Prosper (GO)
5.000% 02/15/26
...
280 281,640
Trinity River Authority
Central Regional
Wastewater System
(RB)
5.000% 08/01/29 610 661,237
Trinity River Authority
Denton Creek
Wastewater Treatment
System (RB)
5.000%, 02/01/26 . 515 517,651
Upper Trinity Regional
Water District (RB)
5.000%, 08/01/26
(BAM) ........... 350 355,572
5.000%, 08/01/31
(BAM) ........... 260 290,263
Waco Independent School
District (GO)
5.000%
08/15/26 (PSF-GTD) 250 254,414
Washington County Junior
College District (RB)
5.000% 10/01/29
(AGM)
............
1,700 1,827,717
Waxahachie Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
545 560,976
Face
Amount
Value†
(000)
TEXAS — (Continued)
Weatherford Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
605 $ 648,972
West Travis County Public
Utility Agency (RB)
6.500% 08/15/26
(AGM)
............
435 446,738
TOTAL TEXAS ........... 341,126,158
UTAH — (0.3%)
Central Valley Water
Reclamation Facility
(RB), Series C
4.000%
03/01/40
..........
4,770 4,819,677
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%
08/15/27
..........
100 104,378
VIRGINIA — (3.5%)
Arlington County Industrial
Development Authority
(RB)
5.000% 07/01/26 460 465,891
City of Alexandria (GO)
4.000%, 12/15/39 . 1,685 1,756,173
4.000%, 12/15/40 . 2,485 2,562,462
City of Manassas (GO)
4.000%, 01/01/42
(ST AID WITHHLDG) 1,075 1,090,715
4.000%, 01/01/43
(ST AID WITHHLDG) 2,305 2,323,992
4.000%, 01/01/44
(ST AID WITHHLDG) 1,120 1,123,037
City of Newport News
(GO), Series A
5.000%
08/01/29
..........
895 934,063
City of Norfolk (GO)
5.000%, 09/01/26
(ST AID WITHHLDG) 7,530 7,675,553
5.000%, 09/01/27
(ST AID WITHHLDG) 1,185 1,236,603
5.000%, 09/01/36
(ST AID WITHHLDG) 225 253,604
City of Richmond (GO),
Series A
5.000%
03/01/30 (ST AID
WITHHLDG)
.......
1,260 1,331,657
City of Roanoke (GO)
5.000% 04/01/26 (ST
AID WITHHLDG)
...
745 751,721
City of Virginia Beach
(GO), Series B
4.000%
02/01/42 (ST AID
WITHHLDG)
.......
5,315 5,438,670

143
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
VIRGINIA — (Continued)
Commonwealth of Virginia
(GO), Series 2024-A
5.000% 06/01/27
...
880 $ 891,445
County of Fairfax (GO)
4.000%, 10/01/29
(ST AID WITHHLDG) 10,505 11,106,446
4.000%, 10/01/42
(ST AID WITHHLDG) 6,535 6,593,112
4.000%, 10/01/43
(ST AID WITHHLDG) 2,500 2,505,522
County of Henrico (GO),
Series A
4.000%
08/01/41
..........
1,950 1,999,506
County of Henrico Water &
Sewer (RB)
¤ 5.000%, 05/01/29
(Pre-refunded @ $100,
5/1/26) ........... 2,005 2,026,393
¤ 5.000%, 05/01/30
(Pre-refunded @ $100,
5/1/26) ........... 1,005 1,015,723
¤ 5.000%, 05/01/31
(Pre-refunded @ $100,
5/1/26) ........... 2,170 2,193,153
¤ 5.000%, 05/01/33
(Pre-refunded @ $100,
5/1/26) ........... 1,500 1,516,005
County of Loudoun (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 305 312,782
5.000%, 12/01/26
(ST AID WITHHLDG) 285 292,272
5.000%, 12/01/28
(ST AID WITHHLDG) 4,500 4,838,441
TOTAL VIRGINIA ......... 62,234,941
WASHINGTON — (6.8%)
Auburn School District No.
408 of King & Pierce
Counties (GO)
5.000%
12/01/26 (SCH BD
GTY)
.............
2,340 2,399,074
City of Seattle (GO)
5.000% 05/01/43
...
1,355 1,467,794
City of Seattle Drainage
& Wastewater (RB)
5.000% 09/01/29
...
1,495 1,630,772
City of Seattle Municipal
Light & Power (RB)
5.000%, 07/01/26 . 4,080 4,143,587
5.000%, 09/01/29 . 3,725 3,885,104
County of King (GO)
4.000%, 01/01/26 . 365 365,735
5.000%, 06/01/29 . 665 721,709
Face
Amount
Value†
(000)
WASHINGTON — (Continued)
County of King Sewer
(RB), Series A
5.000%
01/01/26
..........
335 $ 336,207
County of Spokane (GO)
5.000% 12/01/28
...
605 649,032
County of Thurston (GO)
5.000% 12/01/43
...
2,340 2,475,196
Energy Northwest (RB)
5.000%, 07/01/26 . 585 585,633
5.000%, 07/01/26 . 3,865 3,924,725
5.000%, 07/01/28 . 12,075 12,641,475
5.000%, 07/01/36 . 1,585 1,690,237
5.000%, 07/01/37 . 1,750 1,973,100
5.000%, 07/01/39 . 2,490 2,661,675
5.000%, 07/01/40 . 2,920 3,140,944
5.000%, 07/01/41 . 500 557,637
5.000%, 07/01/41 . 2,275 2,432,763
4.000%, 07/01/42 . 1,360 1,344,728
Franklin County School
District No. 1 Pasco
(GO), Series 1
5.000%
12/01/35 (SCH BD
GTY)
.............
1,130 1,281,884
King & Snohomish
Counties School District
No. 417 Northshore
(GO)
5.000% 12/01/34
(SCH BD GTY)
.....
1,665 1,960,917
King County Public
Hospital District No. 1
(GO)
5.000% 12/01/25 425 425,533
King County School District
No. 401 Highline (GO)
5.000% 12/01/41
(SCH BD GTY)
.....
1,730 1,867,854
King County School District
No. 405 Bellevue (GO)
5.000% 12/01/25
(SCH BD GTY)
.....
510 510,878
Pierce County School
District No. 3 Puyallup
(GO)
5.000% 12/01/31
(SCH BD GTY)
.....
4,610 4,772,314
Pierce County School
District No. 403 Bethel
(GO)
5.000% 12/01/42
(SCH BD GTY)
.....
2,000 2,183,230
Snohomish County Public
Utility District No. 1
Electric System (RB),
Series A
5.000%
12/01/36
..........
1,630 1,904,072

144
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
WASHINGTON — (Continued)
Snohomish County
School District No.
201 Snohomish (GO)
4.000% 12/01/26
(SCH BD GTY)
.....
455 $ 461,198
Spokane County School
District No. 81 Spokane
(GO)
4.000% 12/01/43
(SCH BD GTY)
.....
1,895 1,875,416
State of Washington (GO)
5.000%, 02/01/26 . 1,795 1,804,863
4.000%, 07/01/27 . 1,220 1,247,866
5.000%, 08/01/28 . 1,500 1,599,356
5.000%, 08/01/30 . 3,020 3,361,254
5.000%, 08/01/31 . 1,355 1,377,849
5.000%, 08/01/37 . 3,690 4,287,231
5.000%, 08/01/38 . 8,000 9,216,132
5.000%, 08/01/38 . 3,345 3,744,363
5.000%, 02/01/39 . 1,490 1,564,838
5.000%, 07/01/39 . 2,580 2,929,139
5.000%, 08/01/39 . 4,260 4,586,164
5.000%, 08/01/39 . 3,075 3,416,848
5.000%, 08/01/41 . 5,000 5,107,649
5.000%, 02/01/42 . 760 770,376
5.000%, 08/01/42 . 1,250 1,301,037
5.000%, 02/01/43 . 1,055 1,105,756
5.000%, 02/01/44 . 1,675 1,764,802
5.000%, 06/01/44 . 1,415 1,466,362
Washington Health Care
Facilities Authority (RB)
5.000%, 08/01/26 . 200 202,516
5.000%, 08/15/34 . 1,060 1,095,327
5.000%, 08/15/35 . 1,500 1,539,162
5.000%, 03/01/40 . 1,355 1,457,895
5.000%, 09/01/40 . 300 328,039
TOTAL WASHINGTON .... 121,545,247
WEST VIRGINIA — (0.3%)
State of West Virginia (GO)
5.000%, 12/01/39 . 2,045 2,209,181
5.000%, 06/01/41 . 1,480 1,528,383
5.000%, 12/01/41 . 1,000 1,045,547
West Virginia Hospital
Finance Authority (RB)
5.000%, 06/01/37 . 230 254,179
5.250%, 06/01/42 . 1,000 1,077,354
TOTAL WEST VIRGINIA ... 6,114,644
WISCONSIN — (4.1%)
City of Madison (GO)
5.000%, 10/01/26 . 6,315 6,451,260
5.000%, 10/01/26 . 950 970,498
City of Milwaukee (GO)
5.000%, 04/01/27 . 445 457,430
4.000%, 04/01/28 . 140 140,598
5.000%, 04/01/28 . 2,625 2,753,015
Face
Amount
Value†
(000)
WISCONSIN — (Continued)
City of Milwaukee WI (GO),
Series N3
5.000%
04/01/29 (AGM)
....
1,330 $ 1,421,813
City of Racine (GO)
4.500% 03/15/27
...
1,205 1,211,361
Madison Metropolitan
School District (GO)
5.000%, 03/01/30 . 3,690 4,063,711
5.000%, 03/01/42 . 600 657,295
Milwaukee Area Technical
College District (GO),
Series C
5.000%
12/01/25
..........
3,000 3,005,129
Milwaukee Metropolitan
Sewerage District
(GO), Series H
5.000%
10/01/34
..........
635 745,478
Platteville School District
(GO)
5.000%, 03/01/30 . 785 855,413
5.000%, 03/01/31 . 1,230 1,349,927
State of Wisconsin (GO)
5.000%, 11/01/25 . 3,375 3,375,000
5.000%, 11/01/26 . 1,615 1,653,369
5.000%, 05/01/29 . 3,175 3,440,301
5.000%, 05/01/31 . 3,040 3,364,394
5.000%, 05/01/31 . 9,185 10,366,416
5.000%, 05/01/37 . 840 952,618
5.000%, 05/01/37 . 2,370 2,649,319
5.000%, 05/01/38 . 3,095 3,483,366
5.000%, 05/01/41 . 5,435 5,955,918
University of Wisconsin
Hospitals & Clinics (RB)
5.000%, 04/01/26 . 260 262,189
3.850%, 04/01/54 . 8,415 8,415,000
Village of Germantown
(GO), Series E
5.000%
03/01/30
..........
1,670 1,822,645
Wisconsin Department of
Transportation (RB),
Series A
5.000%
07/01/43
..........
2,700 2,925,516
Wisconsin Health &
Educational Facilities
Authority (RB), Series A
5.000% 08/15/32
...
360 360,615
TOTAL WISCONSIN ...... 73,109,594
TOTAL MUNICIPAL BONDS 1,790,195,671
COMMERCIAL PAPER  — (0.1%)
UNITED STATES — (0.1%)
Maricopa County Industrial
Development Authority

145
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
UNITED STATES — (Continued)
2.900%, 11/05/25 ...... 1,500 $ 1,499,943
TOTAL UNITED STATES .. 1,499,943
TOTAL COMMERCIAL
PAPER ................. 1,499,943
Shares Value†
INVESTMENT
COMPANY  — (0.1%)
UNITED STATES — (0.1%)
BlackRock Liquidity Funds
MuniCash
(r) 2.882% .............. 896 ,343 896,433
TOTAL UNITED STATES .. 896,433
TOTAL INVESTMENT
COMPANY .............. 896,433
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $ 1,783,053,376 ) ..... 1,792,592,047
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,783,053,376) ..... $ 1,792,592,047
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 1,790,195,671 $ — $ 1,790,195,671
Commercial Paper ...................... — 1,499,943 — 1,499,943
Investment Company .................... 896,433 — — 896,433
Total Investments ....................... $896,433 $1,791,695,614 $— $1,792,592,047
See accompanying Notes to Financial Statements.

146
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Face
Amount
Value†
(000)
MUNICIPAL BONDS — (97.8%)
CALIFORNIA — (97.8%)
Alameda Corridor
Transportation Authority
(RB), Series A
5.000%
10/01/43 (AGM)
....
500 $ 539,608
Alameda Unified School
District-Alameda County
(GO), Series 2022-B
5.000% 08/01/43
...
200 216,603
Alum Rock Union
Elementary School
District (GO)
5.000%
08/01/42 (BAM)
....
300 327,933
Amador Water Agency
Financing Corp. (COP),
Series A
5.000%
06/01/26
..........
240 241,589
Anaheim Housing & Public
Improvements Authority
(RB)
5.000%, 10/01/26 . 150 153,544
5.000%, 10/01/29 . 800 841,138
5.000%, 10/01/29 . 3,000 3,154,269
5.000%, 10/01/32 . 880 994,496
Antelope Valley Union High
School District (GO)
5.000%, 08/01/26 . 750 764,231
5.000%, 08/01/27 . 465 486,355
Arcadia Unified School
District (GO)
4.000%
08/01/40
..........
1,000 1,000,949
Atascadero Unified School
District (GO), Series A
5.000% 08/01/27
...
250 261,437
Bay Area Toll Authority (RB)
3.050%, 04/01/55 . 3,325 3,325,000
3.050%, 04/01/55 . 3,750 3,750,000
Beaumont Public
Improvement Authority
(RB)
5.000%, 09/01/29 . 300 331,276
5.000%, 09/01/30 . 245 277,307
Belmont-Redwood Shores
School District (GO),
Series A
5.000%
08/01/26
..........
420 427,969
Burbank Unified School
District (GO)
5.000%, 08/01/27 . 650 679,851
5.000%, 08/01/29 . 1,000 1,100,848
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
California Educational
Facilities Authority
(RB), Series A
5.000%
04/01/44
..........
300 $ 325,042
California Health Facilities
Financing Authority (RB)
5.000%, 02/01/26 . 270 271,603
5.000%, 11/01/27 . 1,165 1,227,010
5.000%, 02/01/28 . 185 194,775
5.000%, 12/01/28 . 550 580,892
5.000%, 11/15/30 . 1,330 1,332,917
5.000%, 08/15/32 . 1,920 1,951,691
5.000%, 08/15/33 . 1,045 1,247,421
4.000%, 08/15/36 . 1,100 1,102,838
4.000%, 04/01/38 . 400 404,491
3.050%, 03/01/41 . 7,365 7,365,000
5.000%, 08/15/41 . 515 557,413
5.000%, 12/01/41 . 500 542,148
5.000%, 11/01/43 . 355 384,575
5.000%, 11/15/43 . 2,300 2,511,866
5.000%, 12/01/43 . 1,250 1,329,787
¤ 5.000%, 11/15/46
(Pre-refunded @ $100
11/15/26) ......... 910 932,616
California Public Finance
Authority (RB)
5.000%, 06/01/26 . 100 101,114
5.000%, 06/01/28 . 180 189,370
3.000%, 08/01/54 . 4,705 4,705,000
California State Public
Works Board (RB)
5.000%, 09/01/26 . 450 458,903
5.000%, 08/01/27 . 1,130 1,177,943
5.000%, 09/01/28 . 1,325 1,417,130
5.000%, 12/01/28 . 1,105 1,188,651
5.000%, 11/01/30 . 1,340 1,369,868
4.000%, 11/01/30 . 400 404,483
4.000%, 11/01/31 . 1,820 1,838,342
4.000%, 04/01/33 . 600 604,356
5.000%, 05/01/34 . 1,055 1,205,221
5.000%, 08/01/35 . 300 335,950
5.000%, 11/01/37 . 1,400 1,615,473
5.000%, 09/01/39 . 2,625 2,986,890
5.000%, 11/01/41 . 750 830,305
5.000%, 11/01/42 . 755 843,117
4.500%, 11/01/43 . 1,785 1,838,046
5.000%, 11/01/43 . 2,000 2,213,549
5.000%, 04/01/44 . 1,430 1,548,557
California State University
(RB)
5.000%, 11/01/26 . 900 923,612

147
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27 . 815 $ 859,035
5.000%, 11/01/28 . 650 702,663
3.375%, 11/01/29 . 1,000 1,000,000
5.000%, 11/01/30 . 1,375 1,429,400
5.000%, 11/01/31 . 655 663,027
4.000%, 11/01/35 . 1,465 1,469,737
4.000%, 11/01/36 . 3,000 3,000,016
California Statewide
Communities
Development Authority
(RB)
5.000%, 12/01/26 . 135 138,407
5.000%, 12/01/43 . 2,250 2,423,522
Calleguas Municipal Water
District (RB), Series A
5.000% 07/01/40
...
350 403,237
Campbell Union High
School District (GO),
Series B
4.000%
08/01/37
..........
500 501,593
Campbell Union School
District (GO)
4.000%
08/01/43
..........
1,500 1,525,971
Carlsbad Unified School
District (GO)
5.000%, 08/01/26 . 40 40,765
5.000%, 08/01/40 . 300 346,440
4.000%, 08/01/44 . 1,200 1,206,699
Cerritos Community
College District (GO)
4.000% 08/01/44
...
750 748,992
Chabot-Las Positas
Community College
District (GO), Series
2016-C
5.000%
08/01/43
..........
165 179,391
Chula Vista Elementary
School District (GO)
5.000%, 08/01/38 . 200 227,384
4.000%, 08/01/42 . 930 936,640
4.000%, 08/01/43 . 480 480,169
Chula Vista Municipal
Financing Authority
(RB)
5.000% 05/01/26 905 915,022
City & County of San
Francisco (COP)
4.000%, 04/01/35 . 2,000 2,001,058
4.000%, 04/01/41 . 2,500 2,528,958
City & County of San
Francisco (GO)
5.000%, 06/15/26 . 2,000 2,030,247
5.000%, 06/15/29 . 1,075 1,154,712
4.000%, 06/15/39 . 735 747,771
4.000%, 06/15/41 . 2,060 2,076,599
5.000%, 06/15/43 . 2,000 2,187,246
5.000%, 06/15/44 . 2,025 2,195,484
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
City of Bakersfield
Wastewater (RB)
5.000%, 09/15/29 . 725 $ 803,061
5.000%, 09/15/30 . 1,685 1,914,754
City of Berkeley (RN)
4.000% 07/28/26
...
7,875 7,970,106
City of Los Angeles (RN)
5.000% 06/25/26
...
4,055 4,122,980
City of Los Angeles
Wastewater System (RB)
5.000%, 06/01/27 . 565 589,461
5.000%, 06/01/28 . 2,015 2,154,920
City of Oxnard Wastewater
(RB)
5.000% 06/01/28
(BAM)
............
335 357,454
City of Riverside Electric
(RB), Series A
5.000%
10/01/43
..........
1,275 1,407,557
City of Riverside Sewer
(RB), Series A
5.000%
08/01/29
..........
765 844,470
City of San Francisco Public
Utilities Commission
Water (RB)
5.000%, 11/01/27 . 2,865 3,026,763
5.000%, 11/01/28 . 2,530 2,744,173
5.000%, 11/01/28 . 1,870 1,915,152
5.000%, 11/01/29 . 1,125 1,251,974
4.000%, 11/01/30 . 680 688,805
City of Santa Clara Electric
(RB), Series A
5.000%
07/01/44
..........
935 1,019,270
Clovis Unified School
District (GO)
5.000%, 08/01/26 . 410 417,902
5.000%, 08/01/36 . 200 231,920
5.000%, 08/01/37 . 240 276,406
5.000%, 08/01/38 . 200 228,721
5.000%, 08/01/39 . 210 238,386
Compton Unified School
District (GO), Series
B
4.000% 06/01/31
(BAM)
............
1,250 1,276,265
Contra Costa
Transportation Authority
Sales Tax (RB), Series
A
5.000% 03/01/28
..
215 222,665
Corona-Norco Unified
School District (GO)
5.000%, 08/01/30 . 425 481,557
5.000%, 08/01/31 . 320 370,280
County of Los Angeles
(RN), Series A
5.000%
06/30/26
..........
8,785 8,936,493
County of Riverside (RN)
5.000% 06/30/26
...
4,000 4,073,812

148
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
County of San Diego (RN)
5.000% 06/30/26
...
7,010 $ 7,128,564
Culver City Unified School
District (GO), Series A
4.000% 08/01/44
...
1,080 1,071,515
Cupertino Union School
District (COP)
5.000%, 06/01/37 . 540 631,894
5.000%, 06/01/38 . 525 607,722
Desert Sands Unified
School District (GO)
4.000% 08/01/44
...
1,100 1,091,357
East Bay Municipal Utility
District Water System
(RB), Series B
5.000%
06/01/30
..........
810 845,056
East Side Union High
School District (GO),
Series D
5.000%
08/01/27
..........
690 721,688
El Camino Community
College District
Fountation (The) (GO),
Series 2012-E
4.000%
08/01/43
..........
410 412,573
El Dorado Irrigation District
(COP)
5.000%, 03/01/43 . 715 773,394
5.000%, 03/01/44 . 290 312,271
Fontana Public Facilities
Financing Authority (RB)
5.000%, 11/01/37 . 450 533,843
5.000%, 11/01/38 . 500 587,169
Foothill-De Anza
Community College
District (GO)
5.000%, 08/01/26 . 1,145 1,167,153
5.000%, 08/01/27 . 1,010 1,056,561
4.000%, 08/01/37 . 2,500 2,507,480
Fremont Unified School
District (GO)
8.000%, 08/01/26 . 2,000 2,081,454
8.000%, 08/01/27 . 1,000 1,096,373
Fremont Union High
School District (GO),
Series A
5.000%
08/01/33
..........
265 276,383
Garden Grove Public
Financing Authority
(RB), Series A
5.000%
04/01/43 (BAM)
....
300 324,267
Glendale Unified School
District (GO)
¤ 4.000%, 09/01/30
(Pre-refunded @ $100
9/1/26) ........... 1,010 1,022,917
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
¤ 4.000%, 09/01/34
(Pre-refunded @ $100
9/1/26) ........... 1,015 $ 1,027,981
¤ 4.000%, 09/01/35
(Pre-refunded @ $100
9/1/26) ........... 1,325 1,341,946
Goleta Union School District
(GO)
5.000%, 08/01/42 . 160 178,299
5.000%, 08/01/43 . 400 441,862
5.000%, 08/01/44 . 275 301,703
Grossmont Union High
School District (GO)
4.000% 08/01/33
...
2,030 2,030,711
Imperial Community
College District (GO),
Series 2022-B
5.000%
08/01/43 (AGM)
....
275 298,618
Imperial Irrigation District
Electric System (RB),
Series C
5.000%
11/01/37
..........
1,210 1,216,094
Irvine Facilities Financing
Authority (RB)
5.000%
05/01/30
..........
665 672,558
Irvine Ranch Water District
(RB), Series B
5.000%
05/01/30
..........
300 337,794
La Mesa-Spring Valley
School District (GO),
Series B
5.000%
08/01/41
..........
450 486,563
Lake County Public
Financing Authority (RB)
4.000%, 05/01/42 . 265 267,563
4.000%, 05/01/43 . 955 956,150
Lancaster Financing
Authority (RB), Series
A
5.000% 05/01/43
(BAM)
............
1,000 1,090,127
Long Beach Unified School
District (GO)
5.000%, 08/01/30 . 1,140 1,160,941
5.000%, 08/01/31 . 1,050 1,069,053
4.000%, 08/01/41 . 500 500,308
Los Alamitos Unified
School District (GO),
Series 2018-C
4.000%
08/01/42
..........
300 304,148
Los Angeles Community
College District (GO)
5.000%, 08/01/27 . 1,055 1,106,044
4.000%, 08/01/38 . 675 676,790
4.000%, 08/01/38 . 1,000 1,009,538

149
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%, 07/01/36 . 2,655 $ 2,818,822
5.000%, 07/01/41 . 2,500 2,566,703
Los Angeles County
Public Works Financing
Authority (RB)
5.000%, 12/01/25 . 760 761,399
5.000%, 12/01/29 . 180 180,309
5.000%, 12/01/29 . 790 876,851
5.000%, 12/01/36 . 1,315 1,577,030
Los Angeles County
Sanitation Districts
Financing Authority (RB)
5.000%, 10/01/29 . 280 310,050
5.000%, 10/01/32 . 425 501,177
Los Angeles Department of
Water & Power (RB)
5.000%, 07/01/31 . 135 141,364
5.000%, 07/01/37 . 3,690 3,785,492
5.000%, 07/01/39 . 225 250,491
5.000%, 07/01/41 . 215 229,607
5.000%, 07/01/43 . 70 74,534
5.000%, 07/01/43 . 1,575 1,659,387
5.000%, 07/01/43 . 1,000 1,064,769
5.000%, 07/01/43 . 1,000 1,068,353
Los Angeles Department of
Water & Power Water
System (RB)
5.000%, 07/01/36 . 870 887,603
5.000%, 07/01/42 . 1,065 1,144,323
5.000%, 07/01/43 . 1,000 1,058,582
5.000%, 07/01/43 . 2,000 2,139,580
5.000%, 07/01/43 . 1,500 1,587,873
5.000%, 07/01/44 . 550 586,376
Los Angeles Unified School
District (COP)
5.000%, 10/01/37 . 395 462,785
Los Angeles Unified School
District (GO)
5.000%, 07/01/26 . 420 427,604
5.000%, 07/01/27 . 1,700 1,779,888
5.000%, 07/01/28 . 125 134,481
5.000%, 07/01/30 . 6,015 6,809,185
5.000%, 07/01/38 . 1,500 1,766,373
5.000%, 07/01/38 . 1,190 1,401,322
5.000%, 07/01/43 . 5,310 5,885,733
5.000%, 07/01/44 . 1,855 2,034,057
Los Rios Community
College District (GO)
5.000% 08/01/27
...
690 721,688
Menifee Union School
District (GO)
5.000%, 08/01/40 . 200 224,325
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/41 . 480 $ 531,928
Metropolitan Water District
of Southern California
(RB), Series C
5.000%
07/01/40
..........
840 912,469
Mill Valley School District
(GO), Series 2022-B
4.000% 08/01/44
...
405 406,046
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%
08/01/43
..........
500 502,828
Monterey Peninsula
Unified School District
(GO), Series 2018-C
5.000% 08/01/26
...
1,000 1,019,422
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%
11/01/26
..........
115 117,744
Moreno Valley Unified
School District (GO)
5.000%, 08/01/26
(BAM) ........... 360 366,831
5.000%, 08/01/27
(BAM) ........... 345 360,844
Mount Diablo Unified
School District (GO),
Series B
4.000%
08/01/28
..........
1,140 1,185,118
Mount San Antonio
Community College
District (GO), Series
2018-D
4.000%
08/01/44
..........
535 532,884
Mt San Antonio Community
College District (GO),
Series A
5.000%
08/01/45
..........
425 464,944
Municipal Improvement
Corp. of Los Angeles
(RB)
5.000%, 11/01/27 . 2,405 2,463,817
4.000%, 11/01/34 . 4,585 4,606,510
5.000%, 11/01/36 . 1,725 1,750,815
Napa Valley Unified School
District (GO), Series
C
4.000% 08/01/36
(AGM)
............
1,520 1,528,127
Oakland Unified School
District (GO)
5.000%, 08/01/28 . 1,295 1,317,577
5.000%, 08/01/31
(AGM) ........... 340 354,054
4.000%, 08/01/36
(AGM) ........... 1,500 1,515,863

150
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/38 . 875 $ 899,394
Orange County Sanitation
District (RB), Series A
4.000% 02/01/37
...
1,360 1,364,119
Pajaro Valley Unified School
District (GO)
5.000%, 08/01/37 . 300 355,456
5.000%, 08/01/38 . 325 380,304
5.000%, 08/01/39 . 370 428,093
5.000%, 08/01/40 . 300 341,834
Palm Springs Unified
School District (GO),
Series 2016-B
5.000%
08/01/43
..........
1,000 1,107,028
Palos Verdes Peninsula
Unified School District
(GO), Series 2024
4.000% 08/01/44
...
2,000 2,007,252
Pasadena Area
Community College
District (GO), Series A
5.000% 08/01/27
...
1,050 1,071,657
Pasadena Unified School
District (GO), Series
2020-C-1
5.000%
08/01/26
..........
1,070 1,090,302
Pittsburg Unified School
District (GO)
5.000%, 08/01/28
(AGM) ........... 415 444,487
4.000%, 08/01/34 . 500 501,998
Pleasanton Unified School
District (GO)
5.000%, 08/01/27 . 405 424,310
5.000%, 08/01/28 . 345 370,983
Redlands Unified School
District (GO)
5.000%
07/01/26
..........
240 243,947
Redwood City School
District (GO), Series
2022-A
5.000%
08/01/42
..........
300 329,392
Regents of the University of
California Medical Center
Pooled (RB)
5.000%, 05/15/41 . 4,000 4,346,784
4.000%, 05/15/43 . 2,000 1,998,717
3.150%, 05/15/45 . 7,425 7,425,000
Riverside Community
College District (GO)
5.000%, 08/01/27 . 690 722,899
4.000%, 08/01/42 . 400 404,901
4.000%, 08/01/43 . 825 829,135
4.000%, 08/01/44 . 765 761,974
Rowland Unified School
District (GO)
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/43 . 800 $ 878,816
4.000%, 08/01/44 . 1,590 1,575,447
Sacramento City Financing
Authority (RB)
5.000%, 12/01/26 . 245 251,978
5.000%, 12/01/29 . 605 671,388
5.000%, 12/01/30 . 265 301,511
Sacramento City Unified
School District (GO)
4.000%, 07/01/26
(AGM) ........... 580 585,152
5.000%, 08/01/26
(BAM) ........... 570 579,880
Sacramento Municipal Utility
District (RB)
5.000%, 08/15/37 . 1,720 1,856,088
5.000%, 08/15/40 . 930 1,044,974
5.000%, 08/15/43 . 390 426,370
Sacramento Transportation
Authority Sales Tax
(RB)
5.000% 10/01/38 3,015 3,470,879
Salinas City Elementary
School District (GO),
Series 2022-A
7.000%
08/01/38 (BAM)
....
300 371,550
Salinas Union High School
District (GO)
5.000%, 08/01/28 . 285 306,069
5.000%, 08/01/29 . 625 688,267
5.000%, 08/01/31 . 150 173,129
San Diego Community
College District (GO),
Series A-1
5.000%
08/01/44
..........
1,385 1,526,468
San Diego County
Regional Transportation
Commission (RB),
Series A
5.000%
04/01/42
..........
750 829,903
San Diego Public Facilities
Financing Authority (RB)
5.000%, 10/15/28 . 3,670 3,971,634
5.000%, 10/15/37 . 545 643,809
5.000%, 05/15/38 . 2,995 3,020,176
San Diego Unified School
District (GO)
5.000%, 07/01/26 . 5,085 5,166,942
5.000%, 07/01/26 . 275 279,431
5.500%, 07/01/27
(AGM) ........... 1,385 1,460,396
5.000%, 07/01/39 . 220 259,113
5.000%, 07/01/40 . 320 370,620
5.000%, 07/01/43 . 560 620,772
5.000%, 07/01/44 . 555 607,598

151
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
San Francisco Bay Area
Rapid Transit District
(GO)
5.000%, 08/01/28 . 6,000 $ 6,452,701
5.000%, 08/01/28 . 7,065 7,598,056
4.000%, 08/01/35 . 1,450 1,509,873
4.000%, 08/01/36 . 340 351,986
5.000%, 08/01/43 . 5,000 5,601,793
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%, 07/01/28 . 835 895,188
4.000%, 07/01/34 . 400 405,665
4.000%, 07/01/35 . 510 512,035
4.000%, 07/01/36 . 1,045 1,055,057
4.000%, 07/01/37 . 715 720,556
San Francisco City
& County Airport
Comm -San Francisco
International Airport
(RB), Series B
5.000%
05/01/44
..........
525 567,406
San Francisco City &
County Public Utilities
Commission Power
(RB), Series A
4.000%
11/01/41
..........
1,700 1,724,414
San Francisco City &
County Public Utilities
Commission Wastewater
(RB)
5.000%, 10/01/27 . 205 216,068
5.000%, 10/01/28 . 300 324,682
5.000%, 10/01/31 . 1,000 1,161,272
5.000%, 10/01/35 . 3,250 3,253,141
5.000%, 10/01/38 . 535 561,578
5.250%, 10/01/42 . 1,325 1,470,363
San Francisco Community
College District (GO)
5.000%, 06/15/26
(BAM) ........... 465 472,406
5.000%, 06/15/44
(BAM) ........... 1,025 1,114,565
San Francisco Unified
School District (GO)
5.000%, 06/15/26 . 485 485,776
5.000%, 06/15/28 . 500 500,761
4.000%, 06/15/31 . 1,500 1,501,939
4.000%, 06/15/33 . 2,000 2,002,427
San Jacinto Unified School
District (GO)
5.000%, 08/01/42 . 1,565 1,751,577
5.000%, 08/01/43 . 1,795 1,983,704
5.000%, 08/01/44 . 1,660 1,810,955
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
San Joaquin County
Transportation Authority
Measure K Sales Tax
(RB)
5.000% 03/01/35 1,445 $ 1,560,419
San Joaquin Delta
Community College
District (GO)
5.000%, 08/01/26 . 980 999,107
5.000%, 08/01/28 . 140 150,466
5.000%, 08/01/29 . 220 242,854
San Jose Unified School
District (GO)
5.000%, 08/01/26 . 1,965 2,003,018
5.000%, 08/01/27 . 1,545 1,617,309
San Juan Unified School
District (GO), Series
2016
4.000% 08/01/43 300 297,953
San Luis Coastal Unified
School District (GO),
Series 2022-B
5.000%
08/01/44
..........
1,000 1,073,831
San Luis Obispo County
Community College
District (GO), Series
2014-D
4.000%
08/01/43
..........
900 898,378
San Marcos Unified
School District (GO),
Series 2024-A
5.000%
08/01/27
..........
520 543,881
San Mateo Foster City
School District (GO),
Series 2020-C
5.000%
08/01/28
..........
425 457,963
¤ San Mateo Joint Powers
Financing Authority
(RB), Series A
4.000%
07/15/32 (Pre-
refunded @ $100
7/15/26)
...........
2,015 2,036,437
San Mateo Union High
School District (GO)
4.000%, 09/01/34 . 1,940 1,955,663
5.000%, 09/01/37 . 1,000 1,160,890
5.000%, 09/01/38 . 1,000 1,150,435
San Ysidro School District
(GO), Series 2020-B
5.000% 08/01/41
(AGM)
............
90 99,218
Santa Barbara Finance
Authority (RB)
4.000%
05/15/42
..........
830 841,290
Santa Clara County
Financing Authority (RB)
4.000%, 04/01/35 . 420 428,674
4.000%, 04/01/37 . 865 878,133

152
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Santa Cruz City
Elementary School
District (GO), Series
2022-A
4.000%
08/01/44
..........
1,290 $ 1,291,837
Santa Cruz City High
School District (GO),
Series 2022-A
4.000%
08/01/44
..........
1,000 1,001,424
Santa Monica-Malibu
Unified School District
(GO)
4.000%, 07/01/35 . 3,430 3,444,694
5.000%, 08/01/40 . 1,000 1,099,074
5.000%, 08/01/42 . 635 688,560
South Tahoe Joint Powers
Financing Authority (RB)
5.000%, 10/01/36 . 230 266,899
5.000%, 10/01/37 . 175 201,536
Southwestern Community
College District (GO)
5.250%, 08/01/27 . 645 677,362
5.250%, 08/01/28 . 460 497,052
4.000%, 08/01/40 . 685 688,989
State of California (GO)
5.000%, 08/01/26 . 3,380 3,441,611
4.000%, 09/01/26 . 570 576,971
5.000%, 10/01/26 . 510 521,492
5.000%, 10/01/26 . 610 623,746
5.000%, 02/01/27
(AMBAC) ......... 290 299,026
5.000%, 10/01/27 . 2,905 3,046,204
5.000%, 11/01/27 . 1,410 1,479,439
5.000%, 03/01/28 . 4,000 4,231,619
5.000%, 08/01/28 . 5,045 5,215,837
5.000%, 09/01/28 . 375 401,393
5.000%, 10/01/28 . 5 5,008
5.000%, 11/01/28 . 1,515 1,627,983
5.000%, 12/01/28 . 1,235 1,329,634
4.000%, 08/01/29 . 1,590 1,603,474
5.000%, 08/01/29 . 5,090 5,229,141
5.000%, 08/01/30 . 7,355 7,506,359
5.000%, 10/01/30 . 1,505 1,616,166
5.000%, 11/01/30 . 670 704,011
4.000%, 08/01/31 . 2,170 2,187,536
5.250%, 08/01/31 . 1,400 1,400,287
4.000%, 09/01/31 . 2,765 2,789,807
4.000%, 09/01/32 . 2,695 2,717,361
5.000%, 09/01/32 . 2,270 2,310,819
5.000%, 04/01/33 . 1,840 1,989,303
5.000%, 08/01/33 . 2,500 2,932,796
5.000%, 09/01/33 . 1,545 1,571,889
5.000%, 03/01/35 . 215 235,705
5.000%, 04/01/35 . 5,570 5,943,886
4.000%, 08/01/35 . 760 763,509
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/35 . 1,600 $ 1,600,091
5.000%, 10/01/35 . 2,000 2,015,549
4.000%, 11/01/35 . 1,615 1,639,409
4.000%, 03/01/36 . 1,030 1,071,989
4.000%, 09/01/36 . 1,025 1,029,953
4.000%, 11/01/36 . 2,000 2,084,792
5.000%, 10/01/37 . 1,940 2,156,177
5.000%, 11/01/37 . 2,825 3,190,110
5.000%, 08/01/39 . 825 954,788
4.000%, 10/01/39 . 750 769,644
5.000%, 09/01/41 . 755 818,523
4.000%, 10/01/41 . 2,500 2,521,055
5.000%, 04/01/42 . 3,650 3,870,349
5.000%, 08/01/42 . 4,120 4,615,987
5.000%, 09/01/42 . 1,000 1,088,539
4.000%, 09/01/42 . 4,000 4,038,282
5.000%, 10/01/42 . 5,925 6,488,997
5.000%, 11/01/42 . 1,365 1,488,526
5.000%, 08/01/43 . 750 831,650
5.000%, 09/01/43 . 5,010 5,481,839
5.000%, 03/01/44 . 1,565 1,715,522
4.000%, 08/01/44 . 2,500 2,487,831
5.000%, 08/01/44 . 1,500 1,636,632
State of California
Department of Water
Resources (RB)
5.000%, 12/01/30 . 1,175 1,240,591
5.000%, 12/01/31 . 3,600 3,700,263
Stockton Unified School
District (COP)
5.000%, 02/01/26 . 75 75,395
5.000%, 02/01/29 . 1,210 1,278,129
5.000%, 02/01/31 . 300 316,640
Stockton Unified School
District (GO)
5.000%, 08/01/26 . 570 580,208
5.000%, 08/01/40
(AGM) ........... 350 390,282
Sunnyvale School District
(GO)
5.000%, 09/01/26 . 360 367,331
5.000%, 09/01/27 . 370 387,840
Tamalpais Union High
School District (GO),
Series 2024-A
4.000%
08/01/42
..........
3,500 3,601,263
Tracy Public Financing
Authority (RB), Series
A
5.000% 11/01/43
(BAM)
............
845 917,354
University of California (RB)
5.000%, 05/15/26 . 1,570 1,590,461
5.000%, 05/15/28 . 390 417,165
5.000%, 05/15/29 . 450 493,403
5.000%, 05/15/31 . 2,000 2,284,084

153
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 05/15/35 . 3,000 $ 3,105,061
5.000%, 05/15/37 . 2,250 2,653,902
5.000%, 05/15/38 . 1,500 1,748,843
5.000%, 05/15/38 . 805 873,210
5.000%, 05/15/40 . 3,000 3,425,330
5.000%, 05/15/40 . 1,500 1,712,665
5.000%, 05/15/42 . 250 277,326
5.000%, 05/15/43 . 1,555 1,644,030
5.000%, 05/15/43 . 2,750 3,024,542
5.000%, 05/15/44 . 1,555 1,697,600
Ventura County
Community College
District (GO)
4.000%
08/01/32
..........
3,000 3,007,021
Ventura Unified School
District (GO), Series B
5.000% 08/01/27
...
685 716,459
Vista Joint Powers
Financing Authority
(RB), Series A
5.000%
05/01/27
..........
350 362,288
West Contra Costa Unified
School District (GO)
5.000%, 08/01/31
(BAM) ........... 2,500 2,848,626
5.000%, 08/01/33
(BAM) ........... 1,930 2,265,601
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%
08/01/33
..........
635 $ 639,292
TOTAL CALIFORNIA ....... 557,786,289
TOTAL MUNICIPAL BONDS . 557,786,289
COMMERCIAL PAPER — (2.1%)
UNITED STATES — (2.1%)
California Statewide
Communities Development
Authority
2.800%, 11/04/25 ...... 5,000 4,999,986
3.750%, 01/06/26 ...... 3,000 3,000,472
0.080%, 01/08/26 ...... 4,000 4,000,650
TOTAL UNITED STATES ... 12,001,108
TOTAL COMMERCIAL PAPER 12,001,108
Shares Value†
INVESTMENT
COMPANY  — (0.1%)
UNITED STATES — (0.1%)
BlackRock Liquidity Funds
MuniCash
(r) 2.882% .............. 287,421 287,450
TOTAL UNITED STATES ... 287,450
TOTAL INVESTMENT
COMPANY ............... 287,450
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $ 569,462,443 ) ....... 570,074,847
TOTAL INVESTMENTS
— (100.0%)
(Cost $569,462,443) ....... $ 570,074,847
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 557,786,289 $ — $ 557,786,289
Commercial Paper ...................... — 12,001,108 — 12,001,108
Investment Company .................... 287,450 — — 287,450
Total Investments ....................... $287,450 $569,787,397 $— $570,074,847
See accompanying Notes to Financial Statements

154
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Core Fixed
Income ETF
Dimensional
Short-Duration
Fixed Income
ETF
Assets:
Investment Securities at Value (including $128,670 and $84, 212 of securities on loan, respectively) ............................................................ $ 10,482,880 $ 5,492,611
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $133,931 and
$86,739, respectively) (Note G) ............................................. 133,931 86,739
Foreign Currencies at Value .................................................. 55 83
Cash .................................................................... 220,921 12,217
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... 3,166 9,173
Receivables:
Investment Securities Sold ................................................. 9,738 —
Dividends and Interest ..................................................... 71,001 56,114
Cash Collateral for ETF Capital Activity ....................................... — 331
Capital Shares Issued ..................................................... 69 —
Total Assets ......................................................... 10,921,761 5,657,268
Liabilities:
Payables:
Investment Securities Purchased ............................................ 2,343,024 791
Fund Shares Redeemed ................................................... — 1
Unrealized Depreciation on Forward Foreign Currency Contracts ................... 303 36
Upon Return of Securities Loaned ........................................... 133,931 86,739
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 1,026 592
Administration and Accounting .............................................. 113 88
Collateral for ETF Capital Activity ............................................ — 331
Custodian ............................................................... 13 12
Trustee ................................................................. 28 17
Other Expenses .......................................................... 262 228
Total Liabilities ....................................................... 2,478,700 88,835
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 8,443,061 $ 5,568,433
Shares Outstanding, No Par Value ............................................. 197,150,000 115,550,000
Net Asset Value, Offering and Redemption price per share .......................... $ 42.83 $ 48.19
Investment Securities at Cost ................................................. $ 10,348,236 $ 5,396,191
Foreign Currencies at Cost ................................................... $ 55 $ 83
Net Assets Consist of:
Paid-In Capital ............................................................. $ 8,372,12 3 $ 5,480,96 8
Total Distributable Earnings (Loss) ............................................. 70,93 8 87,46 5
Net Assets ............................................................... $ 8,443,061 $ 5,568,433

155
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Inflation-
Protected
Securities ETF
Dimensional
Global Core
Plus Fixed
Income ETF
Assets:
Investment Securities at Value (including $— and $29,906 of securities on loan, respectively) ............................................................ $ 1,027,239 $ 2,134,328
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $31,079,
respectively) (Note G) ..................................................... — 31,079
Foreign Currencies at Value .................................................. — 205
Cash .................................................................... — 20,933
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... — 13,992
Receivables:
Investment Securities Sold ................................................. — 3,477
Dividends and Interest ..................................................... 1,448 24,042
Cash Collateral for ETF Capital Activity ....................................... 265 4,223
Capital Shares Issued ..................................................... 8 1,681
Tax Reclaims ............................................................ — 2
Total Assets ......................................................... 1,028,960 2,233,962
Liabilities:
Payables:
Investment Securities Purchased ............................................ — 186,585
Unrealized Depreciation on Forward Foreign Currency Contracts ................... — 671
Upon Return of Securities Loaned ........................................... — 31,079
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 65 287
Administration and Accounting .............................................. 56 27
Collateral for ETF Capital Activity ............................................ 265 4,223
Custodian ............................................................... 2 8
Filing Fees .............................................................. 25 —
Trustee ................................................................. 4 5
Other Expenses .......................................................... 2 87
Total Liabilities ....................................................... 419 222,972
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 1,028,541 $ 2,010,990
Shares Outstanding, No Par Value ............................................. 24,400,000 36,400,000
Net Asset Value, Offering and Redemption price per share .......................... $ 42.15 $ 55.25
Investment Securities at Cost ................................................. $ 1,023,617 $ 2,093,607
Foreign Currencies at Cost ................................................... $ — $ 207
Net Assets Consist of:
Paid-In Capital ............................................................. $ 1,041,607 $ 1,943,359
Total Distributable Earnings (Loss) ............................................. (13,066) 67,631
Net Assets ............................................................... $ 1,028,541 $ 2,010,990

156
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Global ex US
Core Fixed
Income ETF
Dimensional
Global Credit
ETF
Assets:
Investment Securities at Value (including $— and $12,137 of securities on loan, respectively) ............................................................ $ 1,189,837 $ 733,479
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $12,643,
respectively) (Note G) ..................................................... — 12,643
Foreign Currencies at Value .................................................. 638 187
Cash .................................................................... 2,619 3,552
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... 17,121 5,445
Receivables:
Dividends and Interest ..................................................... 15,135 9,994
Cash Collateral for ETF Capital Activity ....................................... 2,463 2,379
Capital Shares Issued ..................................................... 1,828 —
Tax Reclaims ............................................................ 7 8
Total Assets ......................................................... 1,229,648 767,687
Liabilities:
Payables:
Investment Securities Purchased ............................................ 703 2,261
Unrealized Depreciation on Forward Foreign Currency Contracts ................... 957 135
Upon Return of Securities Loaned ........................................... — 12,643
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 153 93
Administration and Accounting .............................................. 19 20
Collateral for ETF Capital Activity ............................................ 2,463 2,379
Custodian ............................................................... 7 3
Trustee ................................................................. 3 2
Other Expenses .......................................................... 62 29
Total Liabilities ....................................................... 4,367 17,565
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 1,225,281 $ 750,122
Shares Outstanding, No Par Value ............................................. 22,500,000 13,600,000
Net Asset Value, Offering and Redemption price per share .......................... $ 54.46 $ 55.16
Investment Securities at Cost ................................................. $ 1,179,860 $ 713,952
Foreign Currencies at Cost ................................................... $ 645 $ 189
Net Assets Consist of:
Paid-In Capital ............................................................. $ 1,187,693 $ 721,890
Total Distributable Earnings (Loss) ............................................. 37,588 28,232
Net Assets ............................................................... $ 1,225,281 $ 750,122

157
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort Fixed
Income ETF
Dimensional
National
Municipal Bond
ETF
Assets:
Investment Securities at Value (including $2,258 and $— of securities on loan, respectively) ............................................................ $ 1,516,015 $ 1,792,592
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $2,320 and $—,
respectively) (Note G) ..................................................... 2,320 —
Cash .................................................................... 44,412 6,034
Receivables:
Dividends and Interest ..................................................... 6,305 21,445
Capital Shares Issued ..................................................... 810 14,446
Total Assets ......................................................... 1,569,862 1,834,517
Liabilities:
Payables:
Investment Securities Purchased ............................................ 21,732 40,542
Upon Return of Securities Loaned ........................................... 2,320 —
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 155 209
Administration and Accounting .............................................. 21 23
Custodian ............................................................... 2 5
Trustee ................................................................. 4 7
Other Expenses .......................................................... 104 47
Total Liabilities ....................................................... 24,338 40,833
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 1,545,524 $ 1,793,684
Shares Outstanding, No Par Value ............................................. 30,450,000 37,250,000
Net Asset Value, Offering and Redemption price per share .......................... $ 50.76 $ 48.15
Investment Securities at Cost ................................................. $ 1,515,562 $ 1,783,053
Net Assets Consist of:
Paid-In Capital ............................................................. $ 1,541,241 $ 1,783,035
Total Distributable Earnings (Loss) ............................................. 4,283 10,649
Net Assets ............................................................... $ 1,545,524 $ 1,793,684

158
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
California
Municipal Bond
ETF
Assets:
Investment Securities at Value ............................................................. $ 570,075
Receivables:
Dividends and Interest .................................................................. 6,446
Capital Shares Issued .................................................................. 2,501
Total Assets ...................................................................... 579,022
Liabilities:
Payables:
Investment Securities Purchased ......................................................... 16,187
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 62
Administration and Accounting ........................................................... 15
Custodian ............................................................................ 2
Trustee .............................................................................. 2
Other Expenses ....................................................................... 28
Total Liabilities .................................................................... 16,296
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ............................................................................ $ 562,726
Shares Outstanding, No Par Value .......................................................... 11,250,000
Net Asset Value, Offering and Redemption price per share ....................................... $ 50.02
Investment Securities at Cost .............................................................. $ 569,462
Net Assets Consist of:
Paid-In Capital .......................................................................... $ 561,659
Total Distributable Earnings (Loss) .......................................................... 1,067
Net Assets ............................................................................ $ 562,726

159
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Core Fixed
Income ETF
Dimensional
Short-
Duration
Fixed Income
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $14 and $1, respectively) .................. $ 322,669 $ 208,442
Dividend Income from Affiliated Investments ..................................... 4,182 3,379
Income from Securities Lending, Net ........................................... 465 286
Total Investment Income ................................................. 327,316 212,107
Expenses:
Investment Management Fees (Note D) ......................................... 10,846 6,748
Administration and Accounting ................................................ 279 191
Custodian ................................................................. 61 47
Filing Fees ................................................................ 287 261
Trustees’ Fees & Expenses .................................................. 38 27
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 3
Other Expenses ............................................................ 376 259
Total Expenses ......................................................... 11,887 7,536
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (362) (338)
Net Expenses ............................................................. 11,525 7,198
Net Investment Income (Loss) ............................................... 315,791 204,909
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... 11,797 5,031
In-Kind Transactions ...................................................... 2,848 215
Forward Currency Contracts ................................................ 11,097 (14,023)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 127,550 86,240
Forward Currency Contracts ................................................ (3,137) 1,628
Net Realized and Unrealized Gain (Loss) ..................................... 150,155 79,091
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 465,946 $ 284,000

160
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Inflation-
Protected
Securities
ETF
Dimensional
Global Core
Plus Fixed
Income ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $3, respectively) .................. $ 41,381 $ 64,031
Dividends ................................................................. 106 —
Dividend Income from Affiliated Investments ..................................... — 883
Income from Securities Lending, Net ........................................... — 90
Total Investment Income ................................................. 41,487 65,004
Expenses:
Investment Management Fees (Note D) ......................................... 803 2,917
Administration and Accounting ................................................ 48 74
Custodian ................................................................. 8 33
Filing Fees ................................................................ 33 147
Trustees’ Fees & Expenses .................................................. 4 8
Previously Waived Fees Recovered by Advisor (Note D) ............................ 22 20
Other Expenses ............................................................ 83 106
Total Expenses ......................................................... 1,001 3,305
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (20) (96)
Net Expenses ............................................................. 981 3,209
Net Investment Income (Loss) ............................................... 40,506 61,795
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... (6,035) 1,211
In-Kind Transactions ...................................................... 285 —
Forward Currency Contracts ................................................ — (8,318)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 24,021 38,296
Forward Currency Contracts ................................................ — 6,864
Net Realized and Unrealized Gain (Loss) ..................................... 18,271 38,053
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 58,777 $ 99,848

161
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Global ex US
Core Fixed
Income ETF
Dimensional
Global Credit
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $2, respectively) .................. $ 30,359 $ 27,599
Dividend Income from Affiliated Investments ..................................... — 487
Income from Securities Lending, Net ........................................... — 41
Total Investment Income ................................................. 30,359 28,127
Expenses:
Investment Management Fees (Note D) ......................................... 1,533 1,050
Administration and Accounting ................................................ 47 39
Custodian ................................................................. 18 12
Filing Fees ................................................................ 100 61
Trustees’ Fees & Expenses .................................................. 4 3
Previously Waived Fees Recovered by Advisor (Note D) ............................ 8 7
Other Expenses ............................................................ 66 48
Total Expenses ......................................................... 1,776 1,220
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (72) (53)
Net Expenses ............................................................. 1,704 1,167
Net Investment Income (Loss) ............................................... 28,655 26,960
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... 16,508 1,246
In-Kind Transactions ...................................................... 94 —
Forward Currency Contracts ................................................ (21,517) (9,466)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 15,730 17,411
Forward Currency Contracts ................................................ 9,072 4,595
Net Realized and Unrealized Gain (Loss) ..................................... 19,887 13,786
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 48,542 $ 40,746

162
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort
Fixed Income
ETF
Dimensional
National
Municipal
Bond ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively). ................. $ 55,931 $ 48,532
Dividends ................................................................. — 128
Dividend Income from Affiliated Investments ..................................... 86 —
Income from Securities Lending, Net ........................................... 6 —
Total Investment Income ................................................. 56,023 48,660
Expenses:
Investment Management Fees (Note D) ......................................... 1,419 2,463
Administration and Accounting ................................................ 60 73
Custodian ................................................................. 9 11
Filing Fees ................................................................ 110 51
Trustees’ Fees & Expenses .................................................. 6 8
Previously Waived Fees Recovered by Advisor (Note D) ............................ 126 —
Other Expenses ............................................................ 35 94
Total Expenses ......................................................... 1,765 2,700
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... — (82)
Fees Paid Indirectly (Note D) ................................................. — (8)
Net Expenses ............................................................. 1,765 2,610
Net Investment Income (Loss) ............................................... 54,258 46,050
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................. 53 (39)
In-Kind Transactions ...................................................... 6 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ..................................................... (65) 10,733
Net Realized and Unrealized Gain (Loss) ..................................... (6) 10,694
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 54,252 $ 56,744

163
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
California
Municipal
Bond ETF
Investment Income:
Interest ............................................................................... $ 13,671
Dividends ............................................................................. 36
Total Investment Income ............................................................. 13,707
Expenses:
Investment Management Fees (Note D) ..................................................... 684
Administration and Accounting ............................................................ 33
Custodian ............................................................................. 4
Filing Fees ............................................................................ 38
Trustees’ Fees & Expenses .............................................................. 2
Previously Waived Fees Recovered by Advisor (Note D) ........................................ 11
Other Expenses ........................................................................ 55
Total Expenses ..................................................................... 827
Fees Waived, Expenses Reimbursed by Advisor (Note D) ...................................... (14)
Fees Paid Indirectly (Note D) ............................................................. (3)
Net Expenses ......................................................................... 810
Net Investment Income (Loss) ........................................................... 12,897
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ............................................................. (439)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ................................................................. 866
Net Realized and Unrealized Gain (Loss) ................................................. 427
Net Increase (Decrease) in Net Assets Resulting from Operations. .............................. $ 13,324

164
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income
ETF
Dimensional Short-Duration Fixed
Income ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 315,791 $ 232,173 $ 204,909 $ 132,947
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... 11,797 43,729 5,031 (5,680)
In-Kind Transactions ...................... 2,848 10,381 215 181
Forward Currency Contracts ................ 11,097 (9,507) (14,023) (3,317)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 127,550 146,382 86,240 39,835
Forward Currency Contracts ................ (3,137) 4,778 1,628 7,148
Change in Net Assets Resulting from
Operations .......................... 465,946 427,936 284,000 171,114
Distributions:
Total Distributions .......................... (310,830) (221,251) (189,295) (124,255)
Change in Net Assets Resulting from
Distributions ......................... (310,830) (221,251) (189,295) (124,255)
Capital Share Transactions:
Shares Issued ............................. 2,695,853 2,310,763 1,925,094 1,842,438
Cost of Shares Redeemed ................... (139,824) (303,975) (14,187) (9,535)
Change in Net Assets Resulting from Capital
Share Transactions ................... 2,556,029 2,006,788 1,910,907 1,832,903
Change in Net Assets ................... 2,711,145 2,213,473 2,005,612 1,879,762
Net Assets:
Beginning of Period ......................... 5,731,916 3,518,443 3,562,821 1,683,059
End of Period .............................. $ 8,443,061 $ 5,731,916 $ 5,568,433 $ 3,562,821
Share Transactions:
Issued ................................... 63,850 55,000 40,400 39,200
Redeemed ................................ (3,350) (7,100) (300) (200)
Change in Shares ....................... 60,500 47,900 40,100 39,000

165
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected
Securities ETF
Dimensional Global Core Plus
Fixed Income ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
For the period
November 7,
2023 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 40,506 $ 21,603 $ 61,795 $ 25,642
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (6,035) (5,040) 1,211 3,539
In-Kind Transactions ...................... 285 — — —
Forward Currency Contracts ................ — — (8,318) (823)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 24,021 27,607 38,296 1,676
Forward Currency Contracts ................ — — 6,864 6,457
Change in Net Assets Resulting from
Operations .......................... 58,777 44,170 99,848 36,491
Distributions:
Total Distributions .......................... (38,610) (21,090) (54,016) (14,732)
Change in Net Assets Resulting from
Distributions ......................... (38,610) (21,090) (54,016) (14,732)
Capital Share Transactions:
Shares Issued ............................. 225,769 361,341 896,953 1,046,446
Cost of Shares Redeemed ................... (6,296) — — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 219,473 361,341 896,953 1,046,446
Change in Net Assets ................... 239,640 384,421 942,785 1,068,205
Net Assets:
Beginning of Period ......................... 788,901 404,480 1,068,205 —
End of Period .............................. $ 1,028,541 $ 788,901 $ 2,010,990 $ 1,068,205
Share Transactions:
Issued ................................... 5,425 8,825 16,600 19,800
Redeemed ................................ (150) — — —
Change in Shares ....................... 5,275 8,825 16,600 19,800

166
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Global ex US Core
Fixed Income ETF Dimensional Global Credit ETF
Year ended
October 31, 2025
For the period
November 7,
2023 Ʊ
through
October 31, 2024
Year ended
October 31, 2025
For the period
November 7,
2023 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 28,655 $ 10,004 $ 26,960 $ 11,087
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... 16,508 5,393 1,246 (178)
In-Kind Transactions ...................... 94 — — —
Forward Currency Contracts ................ (21,517) (1,669) (9,466) 1,015
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 15,730 (6,582) 17,411 1,791
Forward Currency Contracts ................ 9,072 7,092 4,595 715
Change in Net Assets Resulting from
Operations .......................... 48,542 14,238 40,746 14,430
Distributions:
Total Distributions .......................... (20,400) (4,467) (19,025) (7,932)
Change in Net Assets Resulting from
Distributions ......................... (20,400) (4,467) (19,025) (7,932)
Capital Share Transactions:
Shares Issued ............................. 614,888 580,300 282,176 442,358
Cost of Shares Redeemed ................... (7,820) — (2,631) —
Change in Net Assets Resulting from Capital
Share Transactions ................... 607,068 580,300 279,545 442,358
Change in Net Assets ................... 635,210 590,071 301,266 448,856
Net Assets:
Beginning of Period ......................... 590,071 — 448,856 —
End of Period .............................. $ 1,225,281 $ 590,071 $ 750,122 $ 448,856
Share Transactions:
Issued ................................... 11,600 11,050 5,250 8,400
Redeemed ................................ (150) — (50) —
Change in Shares ....................... 11,450 11,050 5,200 8,400

167
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed
Income ETF
Dimensional National Municipal
Bond ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 54,258 $ 23,093 $ 46,050 $ 34,038
Net Realized Gain (Loss) from:
Investment Securities Sold ................. 53 126 (39) (330)
In-Kind Transactions ...................... 6 — — —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (65) 542 10,733 35,418
Change in Net Assets Resulting from
Operations .......................... 54,252 23,761 56,744 69,126
Distributions:
Total Distributions .......................... (52,858) (20,882) (45,214) (32,580)
Change in Net Assets Resulting from
Distributions ......................... (52,858) (20,882) (45,214) (32,580)
Capital Share Transactions:
Shares Issued ............................. 816,647 697,378 438,580 365,699
Cost of Shares Redeemed ................... (32,967) — (37,668) —
Change in Net Assets Resulting from Capital
Share Transactions ................... 783,680 697,378 400,912 365,699
Change in Net Assets ................... 785,074 700,257 412,442 402,245
Net Assets:
Beginning of Period ......................... 760,450 60,193 1,381,242 978,997
End of Period .............................. $ 1,545,524 $ 760,450 $ 1,793,684 $ 1,381,242
Share Transactions:
Issued ................................... 16,100 13,800 9,200 7,650
Redeemed ................................ (650) — (800) —
Change in Shares ....................... 15,450 13,800 8,400 7,650

168
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional California Municipal
Bond ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 12,897 $ 7,746
Net Realized Gain (Loss) from:
Investment Securities Sold ............................................... (439) (9)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ................................................... 866 4,961
Change in Net Assets Resulting from Operations ............................ 13,324 12,698
Distributions:
Total Distributions ........................................................ (12,583) (7,381)
Change in Net Assets Resulting from Distributions ........................... (12,583) (7,381)
Capital Share Transactions:
Shares Issued ........................................................... 238,453 162,505
Cost of Shares Redeemed ................................................. (21,075) (3,755)
Change in Net Assets Resulting from Capital Share Transactions ............... 217,378 158,750
Change in Net Assets ................................................. 218,119 164,067
Net Assets:
Beginning of Period ....................................................... 344,607 180,540
End of Period ............................................................ $ 562,726 $ 344,607
Share Transactions:
Issued ................................................................. 4,800 3,225
Redeemed .............................................................. (425) (75)
Change in Shares ..................................................... 4,375 3,150

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
169
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 41.95 $ 39.64 $ 40.41 $ 50.03
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
1.95 2.02 1.83 1.28
Net Gains (Losses) on Securities (Realized and Unrealized) ............
0.85 2.23 (0.86) (10.06)
Total from Investment Operations ...........................
2.80 4.25 0.97 (8.78)
Less Distributions:
Net Investment Income ......................................
(1.92) (1.94) (1.74) (0.84)
Total Distributions ......................................
(1.92) (1.94) (1.74) (0.84)
Net Asset Value, End of Period .....................................
$ 42.83 $ 41.95 $ 39.64 $ 40.41
Total Return at NAV (b) (c) ........................................
6.88% 10.83% 2.29% (17.67)%
Net Assets, End of Year (thousands) .................................
$ 8,443,061 $ 5,731,916 $ 3,518,443 $ 1,375,916
Ratio of Expenses to Average Net Assets (d) ...........................
0.17% 0.17% 0.17% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.18% 0.18% 0.19% 0.20%
Ratio of Net Investment Income to Average Net Assets (d) ..................
4.66% 4.81% 4.40% 3.05%
Portfolio Turnover Rate (c) (e) .....................................
23% 42% 39% 75%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
170
See accompanying Notes to Financial Statements.
Dimensional Short-Duration Fixed Income ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 47.22 $ 46.17 $ 45.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
2.17 2.32 1.73 0.85
Net Gains (Losses) on Securities (Realized and Unrealized) ............
0.81 0.90 0.54 (4.67)
Total from Investment Operations ...........................
2.98 3.22 2.27 (3.82)
Less Distributions:
Net Investment Income ......................................
(2.01) (2.17) (1.57) (0.73)
Total Distributions ......................................
(2.01) (2.17) (1.57) (0.73)
Net Asset Value, End of Period .....................................
$ 48.19 $ 47.22 $ 46.17 $ 45.47
Total Return at NAV (b) (c) ........................................
6.46% 7.10% 5.04% (7.68)%
Net Assets, End of Year (thousands) .................................
$ 5,568,433 $ 3,562,821 $ 1,683,059 $ 813,942
Ratio of Expenses to Average Net Assets (d) ...........................
0.16% 0.16% 0.16% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.17% 0.17% 0.18% 0.19%
Ratio of Net Investment Income to Average Net Assets (d) ..................
4.55% 4.93% 3.74% 1.88%
Portfolio Turnover Rate (c) (e) .....................................
20% 43% 42% 32%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
171
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected Securities ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 41.25 $ 39.27 $ 41.04 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
1.89 1.51 1.71 2.95
Net Gains (Losses) on Securities (Realized and Unrealized) ............
0.79 1.91 (1.89) (9.50)
Total from Investment Operations ...........................
2.68 3.42 (0.18) (6.55)
Less Distributions:
Net Investment Income ......................................
(1.78) (1.44) (1.59) (2.43)
Total Distributions ......................................
(1.78) (1.44) (1.59) (2.43)
Net Asset Value, End of Period .....................................
$ 42.15 $ 41.25 $ 39.27 $ 41.04
Total Return at NAV (b) (c) ........................................
6.65% 8.79% (0.56)% (13.40)%
Net Assets, End of Year (thousands) .................................
$ 1,028,541 $ 788,901 $ 404,480 $ 262,663
Ratio of Expenses to Average Net Assets (d) ...........................
0.11% 0.11% 0.11% 0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.11% 0.12% 0.12% 0.14%
Ratio of Net Investment Income to Average Net Assets (d) ..................
4.54% 3.68% 4.14% 6.84%
Portfolio Turnover Rate (c) (e) .....................................
9% 11% 9% 20%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
172
See accompanying Notes to Financial Statements.
Dimensional Global Core Plus
Fixed Income ETF
Year
ended
October 31, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ............................................................
$ 53.95 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
2.29 2.38
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
1.13 2.86
Total from Investment Operations .......................................................
3.42 5.24
Less Distributions:
Net Investment Income ..................................................................
(2.06) (1.35)
Net Realized Gains .....................................................................
(0.06) —
Total Distributions ..................................................................
(2.12) (1.35)
Net Asset Value, End of Period .................................................................
$ 55.25 $ 53.95
Total Return at NAV (b) (c) ....................................................................
6.47% 10.54%
Net Assets, End of Year (thousands) .............................................................
$ 2,010,990 $ 1,068,205
Ratio of Expenses to Average Net Assets (d) .......................................................
0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.23% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
4.24% 4.54%
Portfolio Turnover Rate (c) (e) .................................................................
18% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
173
See accompanying Notes to Financial Statements.
Dimensional Global ex US
Core Fixed Income ETF
Year
ended
October 31, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ............................................................
$ 53.40 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
1.78 1.82
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
1.04 2.40
Total from Investment Operations .......................................................
2.82 4.22
Less Distributions:
Net Investment Income ..................................................................
(1.76) (0.94)
Total Distributions ..................................................................
(1.76) (0.94)
Net Asset Value, End of Period .................................................................
$ 54.46 $ 53.40
Total Return at NAV (b) (c) ....................................................................
5.41% 8.49%
Net Assets, End of Year (thousands) .............................................................
$ 1,225,281 $ 590,071
Ratio of Expenses to Average Net Assets (d) .......................................................
0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.21% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
3.36% 3.51%
Portfolio Turnover Rate (c) (e) .................................................................
30% 48%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
174
See accompanying Notes to Financial Statements.
Dimensional Global Credit ETF
Year
ended
October 31, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ............................................................
$ 53.44 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
2.48 2.58
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
1.08 2.62
Total from Investment Operations .......................................................
3.56 5.20
Less Distributions:
Net Investment Income ..................................................................
(1.84) (1.82)
Total Distributions ..................................................................
(1.84) (1.82)
Net Asset Value, End of Period .................................................................
$ 55.16 $ 53.44
Total Return at NAV (b) (c) ....................................................................
6.80% 10.49%
Net Assets, End of Year (thousands) .............................................................
$ 750,122 $ 448,856
Ratio of Expenses to Average Net Assets (d) .......................................................
0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.21% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
4.62% 4.95%
Portfolio Turnover Rate (c) (e) .................................................................
21% 17%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
175
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed Income ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 50.70 $ 50.16 $ 50.00
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
2.33 2.79 0.25
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
0.01 (f) 0.22 (0.02)
Total from Investment Operations .........................................
2.34 3.01 0.23
Less Distributions:
Net Investment Income ....................................................
(2.28) (2.47) (0.07)
Net Realized Gains .......................................................
— — —
Total Distributions ....................................................
(2.28) (2.47) (0.07)
Net Asset Value, End of Period ...................................................
$ 50.76 $ 50.70 $ 50.16
Total Return at NAV (b) (c) ......................................................
4.73% 6.14% 0.45%
Net Assets, End of Year (thousands) ...............................................
$ 1,545,524 $ 760,450 $ 60,193
Ratio of Expenses to Average Net Assets (d) .........................................
0.15% 0.15% 0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.15% 0.18% 0.69%
Ratio of Net Investment Income to Average Net Assets (d) ................................
4.59% 5.51% 5.27%
Portfolio Turnover Rate (c) (e) ...................................................
33% 19% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
176
See accompanying Notes to Financial Statements.
Dimensional National Municipal Bond ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 47.88 $ 46.18 $ 46.51 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
1.43 1.32 1.10 0.74
Net Gains (Losses) on Securities (Realized and Unrealized) ............
0.24 1.63 (0.36) (3.94)
Total from Investment Operations ...........................
1.67 2.95 0.74 (3.20)
Less Distributions:
Net Investment Income ......................................
(1.40) (1.25) (1.07) (0.41)
Total Distributions ......................................
(1.40) (1.25) (1.07) (0.41)
Net Asset Value, End of Period .....................................
$ 48.15 $ 47.88 $ 46.18 $ 46.51
Total Return at NAV (b) (c) ........................................
3.57% 6.41% 1.55% (6.38)%
Net Assets, End of Year (thousands) .................................
$ 1,793,684 $ 1,381,242 $ 978,997 $ 588,409
Ratio of Expenses to Average Net Assets (d) ...........................
0.17% 0.17% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.18% 0.18% 0.19% 0.19%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.99% 2.74% 2.32% 1.62%
Portfolio Turnover Rate (c) (e) .....................................
42% 15% 9% 7%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
177
See accompanying Notes to Financial Statements.
Dimensional California Municipal Bond ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
June 26, 2023 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 50.12 $ 48.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
1.50 1.48 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
(0.14) 1.57 (1.70)
Total from Investment Operations .........................................
1.36 3.05 (1.23)
Less Distributions:
Net Investment Income ....................................................
(1.46) (1.40) (0.32)
Total Distributions ....................................................
(1.46) (1.40) (0.32)
Net Asset Value, End of Period ...................................................
$ 50.02 $ 50.12 $ 48.47
Total Return at NAV (b) (c) ......................................................
2.77% 6.34% (2.47)%
Net Assets, End of Year (thousands) ...............................................
$ 562,726 $ 344,607 $ 180,540
Ratio of Expenses to Average Net Assets (d) .........................................
0.19% 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.19% 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ................................
3.02% 2.94% 2.76%
Portfolio Turnover Rate (c) (e) ...................................................
57% 36% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions
(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
178
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of October 31, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected Securities ETF,
Ultrashort Fixed Income ETF, Municipal Bond ETF, and California Municipal Bond ETF are listed and traded on the
NYSE Arca, Inc. Shares of the Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and
Global Credit ETF are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind for a designated portfolio of investments (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each
Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An
Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous
Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
Fund Short Name
Dimensional Core Fixed Income ETF Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF Global Credit ETF
Dimensional Ultrashort Fixed Income ETF Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF Municipal Bond ETF
Dimensional California Municipal Bond ETF California Municipal Bond ETF

179
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income
ETF, Global ex US Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF (the “International
Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time.
The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares; therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

180
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations” on the Statements
of Operations. Any realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from
Investment Transactions and Foreign Currency Transactions” on the Statements of Operations.
4.
Treasury Inflation-Protected Securities (TIPS)
Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/
or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity)
and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount.
These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (“CPI-U”). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

181
5.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
6.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
7.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
8.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
9.
Other
Discount and premium on debt securities purchased are amortized, using the effective interest method.
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.

182
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
* Average amount of Currency Purchased/Sold in USD.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025 (amounts in thousands):
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.
Forward
Currency
Contracts *
Core Fixed Income ETF ............................................................... $ 257,854
Short-Duration Fixed Income ETF ....................................................... 621,221
Global Core Plus Fixed Income ETF ..................................................... 852,241
Global ex US Core Fixed Income ETF ................................................... 965,353
Global Credit ETF .................................................................... 254,470
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: – –
Core Fixed Income ETF ....................................... $3,166 $303
Short-Duration Fixed Income ETF ............................... 9,173 36
Global Core Plus Fixed Income ETF ............................. 13,992 671
Global ex US Core Fixed Income ETF ........................... 17,121 957
Global Credit ETF ............................................ 5,445 135

183
The following is a summary of the realized and change in unrealized gains and losses from the Funds’
derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts
in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of October 31, 2025, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward
Currency
Contracts (1)
Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: 22,159,655.610000
Core Fixed Income ETF .......................................... $11,097 $(3,137)
Short-Duration Fixed Income ETF .................................. (14,023) 1,628
Global Core Plus Fixed Income ETF ................................ (8,318) 6,864
Global ex US Core Fixed Income ETF .............................. (21,517) 9,072
Global Credit ETF ............................................... (9,466) 4,595
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
Global ex US Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative
Financial
Instruments :
Forwar d currency
contracts ..
$3,166 $303 $9,173 $36 $13,992 $671 $17,121 $957 $5,445 $135
Total derivative
assets and
liabilities in the
Statements
of Assets and
Liabilities ..
$3,166 $303 $9,173 $36 $13,992 $671 $17,121 $957 $5,445 $135

184
The following tables present the Funds’ derivative assets and liabilities as of October 31, 2025 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund
(amounts in thousands):
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
Global ex US Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative asset
and liabilities
not subject to a
master netting
agree ment
or similar
agreement
(“MNA” ) ....
$— $— $— $— $
—
$
—
$
—
$
—
$
—
$—
Total assets and
liabilities subject
to a n MNA $3,166 $303 $9,173 $36 $13,992 $671 $17,121 $957 $5,445 $135
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Core Fixed Income ETF
ANZ Banking Group Ltd...
$175 $— $— $— $175
Bank of America ............... 27 — — — 27
BNY Capital Markets ……. 735 — — — 735
Citigroup ………………….. 728 (284) — — 444
HSBC……………………... 675 (19) — — 656
RBC Dominion Securities. 509 — — — 509
UBS Warburg ................... 317 — — — 317
$3,166 $(303) $— $— $2,863
Short-Duration Fixed
Income ETF
ANZ Banking Group Ltd ...
$1,622 $— $— $— $1,622
BNY Capital Markets…….
1,925 (8) — — 1,917
Citigroup ...........................
2,288 (28) — — 2,260
HSBC ...............................
1,117 — — — 1,117
RBC Dominion Securities.
596 — — — 596
State Street Bank and
Trust Company…………..
194 — — — 194
UBS Warburg ...................
1,431 — — — 1,431
$9,173 $(36) $— $— $9,137
Global Core Plus Fixed
Income ETF
BNY Capital Markets ........
$4,281 $(458) $— $— $3,823
Citigroup…………………..
8,603 (188) — — 8,415
RBC Dominion Securities .
823 (21) — — 802
State Street Bank and
Trust Company ................
285 (4) — — 281
$13,992 $(671) $— $— $13,321

185
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Global ex US Core Fixed
Income ETF
BNY Capital Markets ........
$6,558 $(583) $— $— $5,975
Citigroup ………… …… …. .
6,031 (248) — — 5,783
RBC Dominion Securities .
2,430 (82) — — 2,348
State Street Bank and
Trust Company ………….. .
2,102 (44) — — 2,058
$17,121 $(957) $— $— $16,164
Global Credit ETF
BNY Capital Markets ........
$1,055 $(128) $— $— $927
Citigroup…………………..
2,568 (7) — — 2,561
RBC Dominion Securities.
353 — — — 353
State Street Bank and
Trust Company ................
1,469 — — — 1,469
$5,445 $(135) $— $— $5,310
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Core Fixed Income ETF
Citigroup ............................ $284 $(284) $— $— $—
HSBC ................................. 19 (19) — — —
$303 $(303) $— $— $—
Short-Duration Fixed
Income ETF
BNY Capital Markets .........
$8 $(8) $— $— $—
Citigroup ............................
28 (28) — — —
$36 $(36) $— $— $—
Global Core Plus Fixed
Income ETF
BNY Capital Markets .........
$458 $(458) $— $— $—
Citigroup…………………..
188 (188) — — —
RBC Dominion Securities ..
21 (21) — — —
State Street Bank and
Trust Company .................
4 (4) — — —
$671 $(671) $— $— $—
Global ex US Core Fixed
Income ETF
BNY Capital Markets .........
$583 $(583) $— $— $—
Citigroup ............................
248 (248) — — —

186
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus
Fixed Income ETF, Global ex US Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF and
are paid by the Advisor pursuant to separate sub-advisory agreements.
For the year ended October 31, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds. For each
Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the
Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation
Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
RBC Dominion Securities ..
$82 $(82) $— $— $—
State Street Bank and
Trust Company .................
44 (44) — — —
$957 $(957) $— $— $—
Global Credit ETF
BNY Capital Markets .........
$128 $(128) $— $— $—
Citigroup ............................
7 (7) — — —
$135 $(135) $— $— $—
Management Fee
Core Fixed Income ETF ................................................................................ 0.16%
Short-Duration Fixed Income ETF ..................................................................... 0.15%
Inflation-Protected Securities ETF ..................................................................... 0.09%
Global Core Plus Fixed Income ETF .................................................................. 0.20%
Global ex US Core Fixed Income ETF ................................................................ 0.18%
Global Credit ETF ....................................................................................... 0.18%
Ultrashort Fixed Income ETF ........................................................................... 0.12%
Municipal Bond ETF ..................................................................................... 0.16%
California Municipal Bond ETF ......................................................................... 0.16%

187
following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the
Fund. The waived fees/assumed expenses during the year ended October 31, 2025, recovered previously waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the year ended October 31, 2025, expenses were reduced as follows (amounts in thousands):
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
Core Fixed Income ETF ............................ 0.17% $362 $—
Short-Duration Fixed Income ETF .................... 0.16% 338 3
Inflation-Protected Securities ETF .................... 0.11% 20 22
Global Core Plus Fixed Income ETF .................. 0.22% 96 20
Global ex US Core Fixed Income ETF ................ 0.20% 72 8
Global Credit ETF ................................. 0.20% 53 7
Ultrashort Fixed Income ETF ........................ 0.15% — 126
Municipal Bond ETF ............................... 0.17% 82 —
California Municipal Bond ETF ....................... 0.19% 14 11
Previously Waived Fees/Assumed Expenses Subject
to Future Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 Total
Core Fixed Income ETF ............................................ $419 $436 $362 $1,217
Short-Duration Fixed Income ETF ............................. 162 345 338 845
Inflation-Protected Securities ETF ............................. 51 44 20 115
Global Core Plus Fixed Income ETF ......................... – 113 96 209
Global ex US Core Fixed Income ETF ...................... – 96 72 168
Global Credit ETF ...................................................... – 82 53 135
Municipal Bond ETF .................................................. 127 114 82 323
California Municipal Bond ETF .................................. 12 74 14 100
Fees Paid
Indirectly
Municipal Bond ETF ................................................................................................ $8
California Municipal Bond ETF .................................................................................... 3

188
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the
Trust. For the year ended October 31, 2025, the total related amount paid by the Trust to the CCO was $111 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses” on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses and redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
Total
Core Fixed Income ETF ...................................................................................... $ 20
Short-Duration Fixed Income ETF ........................................................................... 12
Inflation-Protected Securities ETF ........................................................................... 3
Global Core Plus Fixed Income ETF ........................................................................ 3
Global ex US Core Fixed Income ETF ...................................................................... 2
Global Credit ETF ............................................................................................. 1
Ultrashort Fixed Income ETF ................................................................................. 3
Municipal Bond ETF ........................................................................................... 5
California Municipal Bond ETF ............................................................................... 1

189
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2024 and October 31, 2025, were as follows (amounts in thousands):
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains
Tax-Exempt
Income Total
Core Fixed Income ETF
2024 .................................... $ 221,251 $ – $– $ 221,251
2025 .................................... 310,830 – – 310,830
Short-Duration Fixed Income ETF
2024 .................................... 124,255 – – 124,255
2025 .................................... 189,295 – – 189,295
Inflation-Protected Securities ETF
2024 .................................... 21,090 – – 21,090
2025 .................................... 38,610 – – 38,610
Global Core Plus Fixed Income ETF
2024 .................................... 14,732 – – 14,732
2025 .................................... 54,016 – – 54,016
Global ex US Core Fixed Income ETF
2024 .................................... 4,467 – – 4,467
2025 .................................... 20,400 – – 20,400
Global Credit ETF
2024 .................................... 7,932 – – 7,932
2025 .................................... 19,025 – – 19,025
Ultrashort Fixed Income ETF
2024 .................................... 20,882 – – 20,882
2025 .................................... 52,858 – – 52,858
Municipal Bond ETF
2024 .................................... – –  32,580 32,580
2025 .................................... – –  45,214 45,214
California Municipal Bond ETF
2024 .................................... – –  7,381 7,381
2025 .................................... – –  12,583 12,583
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Tax-exempt
Net Investment
Income
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Core Fixed Income
ETF ............. $ 33,077 $ — $ — $ (96,494) $ 134,353 $ 70,936
Short-Duration Fixed
Income ETF ....... 30,541 — — (38,360) 95,283 87,464
Inflation-Protected
Securities ETF ..... 3,408 — — (19,890) 3,415 (13,067)
Global Core Plus
Fixed Income ETF .. 28,273 — — (563) 39,922 67,632
Global ex US Core
Fixed Income ETF .. 28,470 — — — 9,118 37,588
Global Credit ETF .. 9,115 — — (46) 19,163 28,232

190
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and difference between book and tax amortization methods for premium and market discounts.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2025, the following Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of other investments.
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Tax-exempt
Net Investment
Income
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Ultrashort Fixed
Income ETF ....... $ 3,859 $ — $ — $ — $ 424 $ 4,283
Municipal Bond ETF — 3,104 — (1,985) 9,528 10,647
California Municipal
Bond ETF ........ — 916 — (460) 612  1,068
Total
Core Fixed Income ETF ............................................................. $ 96,494
Short-Duration Fixed Income ETF ..................................................... 38,360
Inflation-Protected Securities ETF ..................................................... 19,8 90
Global Core Plus Fixed Income ETF ................................................... 56 3
Global Credit ETF .................................................................. 46
Municipal Bond ETF ................................................................ 1,985
California Municipal Bond ETF ........................................................ 460
Total
Core Fixed Income ETF ...................................................................................... $14,252
Global ex US Core Fixed Income ETF ...................................................................... 112
Global Credit ETF ............................................................................................. 268
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Fixed Income ETF ................ $ 10,482,390 $ 146,817 $ (12,396) $ 134,421
Short-Duration Fixed Income ETF ........ 5,483,257 99,082 (2,989) 96,093
Inflation-Protected Securities ETF ........ 1,023,824 9,12 8 (5,713) 3,415
Global Core Plus Fixed Income ETF ...... 2,124,736 52,206 (11,535) 40,671
Global ex US Core Fixed Income ETF .... 1,179,877 28,972 (19,012) 9,960
Global Credit ETF ..................... 726,634 21,16 4 (1,675) 19,489
Ultrashort Fixed Income ETF ............ 1,517,911 51 0 (86) 424
Municipal Bond ETF ................... 1,783,064 14,756 (5,228) 9,528
California Municipal Bond ETF ........... 569,463 2,856 (2,244) 612

191
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the year ended October 31, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board. For the year ended October 31, 2025, the Funds did not engage in any Rule 17a-7 transactions under the Rule.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.

192
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2025 were as follows (amounts in thousands):
Balance at
October 31,
2024
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss) on
Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
Core Fixed Income
ETF
The DFA Short Term
Investment Fund $78,949 $1,684,264 $1,629,282 $— $— $133,931 11,579 $4,182 $—
Total $78,949 $1,684,264 $1,629,282 $— $— $133,931 $4,182 $—
Short-Duration
Fixed Income
ETF
The DFA Short Term
Investment Fund $40,484 $582,427 $536,172 $— $— $86,739 7,499 $3,379 $—
Total $40,484 $582,427 $536,172 $— $— $86,739 $3,379 $—
Global Core Plus
Fixed Income
ETF
The DFA Short Term
Investment Fund $12,944 $161,503 $143,368 $— $— $31,079 2,687 $883 $—
Total $12,944 $161,503 $143,368 $— $— $31,079 $883 $—
Global Credit ETF
The DFA Short Term
Investment Fund $5,148 $78,205 $70,710 $— $— $12,643 1,093 $487 $—
Total $5,148 $78,205 $70,710 $— $— $12,643 $487 $—
Ultrashort Fixed
Income ETF
The DFA Short Term
Investment Fund $4,578 $32,003 $34,261 $— $— 2,320 201 $86 $—
Total $4,578 $32,003 $34,261 $— $— 2,320 $86 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ................. $ 2,198,176 $ 935,717 $ 1,787,541 $ 1,455,853
Short-Duration Fixed Income ETF ......... 37,629 112,627 1,451,180 869,260
Inflation-Protected Securities ETF ......... 307,848 118,133 83,689 111,860
Global Core Plus Fixed Income ETF ....... 27,951 32,345 603,240 248,599
Global ex US Core Fixed Income ETF ..... 1,801 1,031 520,655 238,533
Global Credit ETF ...................... 1,887 302 191,799 118,273
Ultrashort Fixed Income ETF ............. 7,510 35,804 304,024 138,308
Municipal Bond ETF .................... – – 1,046,453 615,688
California Municipal Bond ETF ............ – – 459,066 237,397

193
In-kind transactions for the year ended October 31, 2025 were as follows (amounts in thousands):
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities and an amount of cash. Funds also reserve the right to permit or require Creation
Units to be issued (or redeemed) entirely or partially for cash. Authorized Participants redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs a Fund incurs to issue or redeem
Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ................ $ 1,314,663 $ 90,010 $ 1,316,770 $ 48,873
Short-Duration Fixed Income ETF ........ 1,644 1,466 1,780,226 12,550
Inflation-Protected Securities ETF ........ 224,160 6,273 – –
Global Core Plus Fixed Income ETF ...... 29,563 – 634,346 –
Global ex US Core Fixed Income ETF .... – – 381,713 7,726
Global Credit ETF ..................... 187 – 237,314 –
Ultrashort Fixed Income ETF ............ – 5,697 371,222 2,730
Municipal Bond ETF ................... – – 15,348 –

194
Inflation Protection Risks
: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-
protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation- protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the
Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Funds under this line of credit during the year ended October 31, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the year ended October 31, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

195
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

196
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the nine funds listed in the table below.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (nine of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds ’ management. Our responsibility is to express an opinion on the Fund s’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund s in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Fund Statement
of
operations
Statement of
changes in net
assets
Financial highlights
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF
For the
year ended
October 31,
2025
For the years
ended October
31, 2025 and
2024
For each of the
periods indicated therein
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF
For the
year ended
October 31,
2025
For the year ended October 31, 2025 and the
period November 7, 2023 (commencement of
operations) through October 31, 2024
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, www.pwc.com/us

197
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

198
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
The amounts in the table expressed as a percentage of distributions for the fiscal year 2025, as specifically noted
in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional Core Fixed
Income ETF ...................... 100% 0% 0% 0% 0% 100% 0% 0% 41% 0% 0% 84% 0%
Dimensional Short-Duration
Fixed Income ETF ............ 100% 0% 0% 0% 0% 100% 0% 0% 6% 0% 0% 62% 0%
Dimensional Inflation-
Protected ETF ................... 100% 0% 0% 0% 0% 100% 0% 0% 100% 0% 0% 100% 0%
Dimensional Global Core
Plus Fixed Income ETF .... 98% 2% 0% 0% 0% 100% 0% 0% 5% 0% 0% 49% 100%
Dimensional Global ex US
Core Fixed Income ETF .... 100% 0% 0% 0% 0% 100% 0% 0% 1% 0% 0% 1% 0%
Dimensional Global Credit
ETF ................................... 100% 0% 0% 0% 0% 100% 0% 0% 3% 0% 0% 66% 0%
Dimensional Ultrashort
Fixed Income ETF ............ 100% 0% 0% 0% 0% 100% 0% 0% 5% 0% 0% 71% 100%
Dimensional National
Municipal Bond ETF ......... 0% 0% 0% 0% 100% 100% 0% 0% 0% 0% 0% 0% 0%
Dimensional California
Municipal Bond ETF ......... 0% 0% 0% 0% 100% 100% 0% 0% 0% 0% 0% 0% 0%

199
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue Code).
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

200
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

201
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

202
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

204
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
Not applicable

DFA-103125-018A

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Year Ended: October 31, 2025
Dimensional US Core Equity Market ETF
Dimensional US Core Equity 1 ETF
Dimensional US High Profitability ETF
Dimensional US Large Cap Value ETF
Dimensional US Small Cap Value ETF
Dimensional US Large Cap Vector ETF
Dimensional US Vector Equity ETF
Dimensional US Real Estate ETF

**Blank Page**

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 133
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 134
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 135
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 136
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d)
Annualized for periods less than one year
(e)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of Operations

3
Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (9.5%)
#*Advantage Solutions, Inc. 5,207 $ 6,665
Alphabet, Inc., Class A 868,783 244,293,092
Alphabet, Inc., Class C 708,878 199,775,998
*Altice USA, Inc., Class A 43,381 96,740
*AMC Networks, Inc., Class A 4,719 35,770
*Angi, Inc. 9,739 129,237
*Anterix, Inc. 2,129 43,048
#Array Digital Infrastructure, Inc. 7,911 388,588
#*AST SpaceMobile, Inc. 27,642 2,218,271
AT&T, Inc. 1,059,459 26,221,610
*Atlanta Braves Holdings, Inc. 8,184 333,252
*Atlanta Braves Holdings, Inc. 81 3,494
ATN International, Inc. 1,783 25,907
*Bandwidth, Inc., Class A 4,523 73,046
*Boston Omaha Corp., Class A 5,846 74,361
*Bumble, Inc., Class A 22,021 122,217
#Cable One, Inc. 1,096 162,811
*Cargurus, Inc. 15,462 543,025
*Cars.com, Inc. 11,969 128,547
#*Charter Communications, Inc.,
Class A 35,428 8,284,484
#Cinemark Holdings, Inc. 28,997 783,209
Comcast Corp., Class A 635,472 17,688,363
*DoubleVerify Holdings, Inc. 34,422 391,722
*E.W. Scripps Co. (The), Class A 6,753 16,410
*EchoStar Corp., Class A 9,527 713,287
Electronic Arts, Inc. 46,645 9,331,799
*Eventbrite, Inc., Class A 15,664 36,184
*EverQuote, Inc., Class A 5,000 107,700
Fox Corp., Class A 48,959 3,165,199
Fox Corp., Class B 46,343 2,706,895
*Frontier Communications Parent,
Inc. 40,970 1,547,027
#*fuboTV, Inc., Class A 81,618 308,516
*Gambling.com Group, Ltd. 6,561 46,780
*Gannett Co., Inc. 40,160 212,848
*GCI Liberty, Inc., Class A 550 20,114
*GCI Liberty, Inc., Class C 5,345 195,761
#*Globalstar, Inc. 9,291 505,523
#*Gogo, Inc. 20,376 185,422
Gray Media, Inc. 21,518 98,337
*Grindr, Inc. 658 9,120
IDT Corp., Class B 5,353 271,183
#*IMAX Corp. 9,759 317,070
*Integral Ad Science Holding
Corp. 34,924 356,574
#Interpublic Group of Cos., Inc.
(The) 62,020 1,591,433
#Iridium Communications, Inc. 27,059 518,180
John Wiley & Sons, Inc., Class A 12,796 471,789
*Liberty Broadband Corp., Class
A 2,752 147,204
*Liberty Broadband Corp., Class
C 24,928 1,341,625
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class A 31,241 $ 343,651
*Liberty Global, Ltd., Class C 40,406 450,527
*Liberty Latin America, Ltd., Class
A 11,616 90,605
*Liberty Latin America, Ltd., Class
C 37,851 299,401
*Liberty Media Corp.-Liberty
Formula One 5,899 536,691
*Liberty Media Corp.-Liberty
Formula One 45,432 4,536,385
*Liberty Media Corp.-Liberty Live 8,436 762,699
*Liberty Media Corp.-Liberty Live 3,586 314,636
*Lionsgate Studios Corp. 25,166 161,817
#*Live Nation Entertainment, Inc. 37,402 5,592,721
*Lumen Technologies, Inc. 177,123 1,820,824
*Madison Square Garden
Entertainment Corp. 8,408 371,297
*Madison Square Garden Sports
Corp. 2,969 636,524
#*Magnite, Inc. 24,890 445,033
Marcus Corp. (The) 4,295 61,848
Match Group, Inc. 43,781 1,415,878
Meta Platforms, Inc., Class A 342,103 221,802,480
National CineMedia, Inc. 17,516 77,421
*Netflix, Inc. 56,155 62,829,583
New York Times Co. (The), Class
A 31,165 1,776,093
News Corp., Class A 78,313 2,075,295
#News Corp., Class B 40,101 1,221,877
Nexstar Media Group, Inc. 7,962 1,558,402
*Nextdoor Holdings, Inc. 50,552 98,576
#Omnicom Group, Inc. 38,916 2,919,478
#Paramount Skydance Corp. 14,620 225,002
*Pinterest, Inc., Class A 104,359 3,454,283
*PubMatic, Inc., Class A 6,691 55,937
*QuinStreet, Inc. 7,773 114,963
*Reddit, Inc., Class A 13,485 2,817,691
*ROBLOX Corp., Class A 47,899 5,447,074
*Roku, Inc. 22,686 2,407,665
Scholastic Corp. 5,950 170,587
Shenandoah Telecommunications
Co. 10,475 129,052
#Shutterstock, Inc. 5,605 140,293
#Sinclair, Inc. 9,487 129,592
*Snap, Inc., Class A 245,174 1,912,357
#*Sphere Entertainment Co. 6,811 466,417
Spok Holdings, Inc. 2,154 30,781
*Spotify Technology SA 14,624 9,583,400
*Stagwell, Inc. 59,374 282,027
*Starz Entertainment Corp. 1,677 17,625
Sunrise Communications AG,
ADR 9,947 541,117
*Take-Two Interactive Software,
Inc. 21,021 5,389,154
*Teads Holding Co. 10,133 14,997

4
Dimensional US Core Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*TechTarget, Inc. 4,482 $ 24,606
TEGNA, Inc. 30,104 592,146
Telephone and Data Systems,
Inc. 21,460 833,077
*Thryv Holdings, Inc. 8,916 68,742
TKO Group Holdings, Inc. 10,003 1,884,565
T-Mobile US, Inc. 84,844 17,821,482
*Trade Desk, Inc. (The), Class A 60,230 3,028,364
*TripAdvisor, Inc. 23,921 384,171
*TrueCar, Inc. 8,467 18,627
Verizon Communications, Inc. 728,637 28,956,034
*Vimeo, Inc. 29,077 226,801
#*Vivid Seats, Inc., Class A 858 10,648
Walt Disney Co. (The) 228,331 25,714,637
*Warner Bros Discovery, Inc. 434,865 9,762,719
#Warner Music Group Corp.,
Class A 29,388 939,241
*Yelp, Inc. 14,507 478,441
*Ziff Davis, Inc. 10,221 346,492
*ZoomInfo Technologies, Inc. 60,819 682,389
TOTAL COMMUNICATION
SERVICES 963,348,375
CONSUMER DISCRETIONARY — (10.6%)
#*1-800-Flowers.com, Inc., Class
A 5,510 19,836
*Abercrombie & Fitch Co. 9,956 722,308
Academy Sports & Outdoors, Inc. 13,856 663,564
*Accel Entertainment, Inc. 16,415 167,269
#Acushnet Holdings Corp. 12,207 943,967
*Adient PLC 20,117 466,513
ADT, Inc. 226,006 1,997,893
*Adtalem Global Education, Inc. 7,836 768,085
#Advance Auto Parts, Inc. 11,835 557,784
*Airbnb, Inc., Class A 48,752 6,169,078
A-Mark Precious Metals, Inc.,
Class A 4,138 109,988
*Amazon.com, Inc. 1,354,431 330,779,139
*American Axle & Manufacturing
Holdings, Inc. 31,959 198,146
American Eagle Outfitters, Inc. 38,715 646,928
*American Public Education, Inc. 2,883 96,552
*America's Car-Mart, Inc., Class
MA 1,604 35,673
*Aptiv PLC 44,888 3,640,417
Aramark 49,122 1,860,741
*Arhaus, Inc. 11,366 113,887
*Ark Restaurants Corp. 63 461
Arko Corp. 30,262 133,304
*Asbury Automotive Group, Inc. 3,574 838,460
Autoliv, Inc. 17,917 2,092,706
*AutoNation, Inc. 8,389 1,676,709
*AutoZone, Inc. 2,832 10,405,986
Bassett Furniture Industries, Inc. 534 7,876
Bath & Body Works, Inc. 37,864 926,911
*Beazer Homes USA, Inc. 5,395 120,848
#*Bed Bath & Beyond, Inc. 1,558 12,012
Best Buy Co., Inc. 47,468 3,899,022
#*Biglari Holdings, Inc., Class A 16 28,052
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Biglari Holdings, Inc., Class B 472 $ 170,538
#*Birkenstock Holding PLC 32,493 1,296,796
*BJ's Restaurants, Inc. 4,611 156,590
Bloomin' Brands, Inc. 16,231 110,858
Booking Holdings, Inc. 4,124 20,940,600
*Boot Barn Holdings, Inc. 5,566 1,055,592
BorgWarner, Inc. 44,432 1,908,799
#Boyd Gaming Corp. 2,437 189,769
*Bright Horizons Family Solutions,
Inc. 10,076 1,100,601
#Brightstar Lottery PLC 14,667 244,352
*Brinker International, Inc. 8,785 954,578
#Brunswick Corp. 12,953 856,323
Buckle, Inc. (The) 12,451 682,315
#Build-A-Bear Workshop, Inc.,
Class A 3,428 185,866
*Burlington Stores, Inc. 12,289 3,362,148
*Caesars Entertainment, Inc. 38,237 768,564
Caleres, Inc. 7,733 85,372
Camping World Holdings, Inc.,
Class A 12,430 163,579
*Capri Holdings, Ltd. 8,435 175,026
*CarMax, Inc. 31,252 1,309,771
*Carnival Corp. 263,413 7,594,197
Carriage Services, Inc. 3,483 155,690
Carter's, Inc. 7,168 225,075
*Carvana Co. 19,915 6,104,744
*Cato Corp. (The), Class A 2,741 10,553
#*Cava Group, Inc. 8,426 452,729
#*Cavco Industries, Inc. 1,373 727,415
Century Communities, Inc. 5,675 337,095
*Champion Homes, Inc. 12,079 824,150
#Cheesecake Factory, Inc. (The) 12,078 601,484
*Chewy, Inc., Class A 34,202 1,153,291
*Chipotle Mexican Grill, Inc. 234,192 7,421,544
#Choice Hotels International, Inc. 6,354 590,668
#Churchill Downs, Inc. 13,104 1,299,917
*Citi Trends, Inc. 905 32,417
Clarus Corp. 1,991 6,650
Columbia Sportswear Co. 10,847 538,337
#*Contextlogic Holdings, Inc. 2,858 21,521
*Cooper-Standard Holdings, Inc. 2,518 76,094
*Coupang, Inc. 237,155 7,581,845
*Coursera, Inc. 35,150 295,963
#Cracker Barrel Old Country
Store, Inc. 5,556 187,237
*Crocs, Inc. 12,152 992,697
D.R. Horton, Inc. 60,185 8,972,380
Dana, Inc. 33,907 688,312
Darden Restaurants, Inc. 24,046 4,331,887
#*Dave & Buster's Entertainment,
Inc. 9,497 139,511
*Deckers Outdoor Corp. 28,688 2,338,072
*Denny's Corp. 6,427 25,130
#Designer Brands, Inc., Class A 5,667 20,911
Dick's Sporting Goods, Inc. 14,565 3,225,419
#Dillard's, Inc., Class A 2,299 1,379,584
#Dine Brands Global, Inc. 3,428 84,740
Domino's Pizza, Inc. 5,875 2,340,953

5
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*DoorDash, Inc., Class A 29,671 $ 7,547,412
*Dorman Products, Inc. 6,306 845,824
*DraftKings, Inc. 59,940 1,833,565
#*Dream Finders Homes, Inc.,
Class A 9,260 183,348
*Driven Brands Holdings, Inc. 27,660 396,921
*Duolingo, Inc. 4,785 1,295,012
*Dutch Bros, Inc., Class A 14,508 805,774
eBay, Inc. 89,015 7,237,810
*El Pollo Loco Holdings, Inc. 4,908 50,160
*Envela Corp. 30 273
Ethan Allen Interiors, Inc. 4,754 114,904
*Etsy, Inc. 15,604 967,448
*European Wax Center, Inc.,
Class A 6,296 24,554
Expedia Group, Inc. 24,559 5,402,980
*Figs, Inc., Class A 37,971 283,264
*First Watch Restaurant Group,
Inc. 12,748 210,215
*Five Below, Inc. 10,340 1,626,172
Flexsteel Industries, Inc. 36 1,231
*Floor & Decor Holdings, Inc.,
Class A 19,113 1,194,180
*Flutter Entertainment PLC, Class
DI 28,077 6,530,429
Ford Motor Co. 851,737 11,183,307
*Fox Factory Holding Corp. 1,030 22,773
*Frontdoor, Inc. 10,485 696,519
*Full House Resorts, Inc. 447 1,095
*Funko, Inc., Class A 8,751 27,303
#*GameStop Corp., Class A 82,277 1,833,954
Gap, Inc. (The) 83,608 1,910,443
Garmin, Ltd. 35,274 7,546,520
Garrett Motion, Inc. 36,006 609,942
General Motors Co. 236,242 16,321,960
*Genesco, Inc. 1,829 53,059
Gentex Corp. 47,743 1,119,573
*Gentherm, Inc. 5,703 209,870
Genuine Parts Co. 25,983 3,307,896
*G-III Apparel Group, Ltd. 9,017 242,106
#*Global Business Travel Group I 52,617 413,570
Golden Entertainment, Inc. 5,010 101,202
*Goodyear Tire & Rubber Co.
(The) 64,088 441,566
Graham Holdings Co., Class B 632 639,666
*Grand Canyon Education, Inc. 6,238 1,174,615
*Green Brick Partners, Inc. 8,548 553,398
Group 1 Automotive, Inc. 2,587 1,028,436
#*Groupon, Inc. 891 17,936
Guess?, Inc. 12,387 210,331
H&R Block, Inc. 23,087 1,148,347
Hamilton Beach Brands Holding
Co., Class A 715 10,060
*Hanesbrands, Inc. 70,322 464,828
Harley-Davidson, Inc. 23,611 637,025
Hasbro, Inc. 27,784 2,120,197
Haverty Furniture Cos., Inc. 2,103 45,866
*Helen of Troy, Ltd. 625 11,644
*Hilton Grand Vacations, Inc. 18,833 780,628
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hilton Worldwide Holdings, Inc. 42,063 $ 10,808,508
*Holley, Inc. 12,677 36,383
Home Depot, Inc. (The) 144,574 54,878,845
Hooker Furnishings Corp. 778 7,064
*Hovnanian Enterprises, Inc.,
Class A 1,087 130,690
#Hyatt Hotels Corp., Class A 7,282 1,000,620
#Installed Building Products, Inc. 5,306 1,317,108
J Jill, Inc. 1,113 16,773
JAKKS Pacific, Inc. 1,980 33,660
Johnson Outdoors, Inc., Class A 2,086 84,963
KB Home 10,822 675,509
Kohl's Corp. 21,769 354,182
Kontoor Brands, Inc. 10,252 829,592
Krispy Kreme, Inc. 24,495 87,937
#*Kura Sushi USA, Inc., Class A 1,800 102,474
*Lands' End, Inc. 7,310 115,059
Las Vegas Sands Corp. 93,295 5,537,058
*Latham Group, Inc. 26,834 194,547
*Laureate Education, Inc. 30,940 898,188
La-Z-Boy, Inc. 9,367 296,934
LCI Industries 5,498 568,988
Lear Corp. 10,399 1,088,255
*Legacy Housing Corp. 4,298 96,512
Leggett & Platt, Inc. 28,946 270,356
Lennar Corp., Class A 38,498 4,764,897
Lennar Corp., Class B 2,841 335,380
Levi Strauss & Co., Class A 22,882 464,047
*LGI Homes, Inc. 3,741 152,670
*Life Time Group Holdings, Inc. 43,717 1,081,121
#*Light & Wonder, Inc. 10,967 797,301
*Lincoln Educational Services
Corp. 3,099 60,183
*Lindblad Expeditions Holdings,
Inc. 7,938 95,732
Lithia Motors, Inc. 4,968 1,560,349
#LKQ Corp. 53,500 1,709,860
#*Lovesac Co. (The) 2,776 38,503
Lowe's Cos., Inc. 70,592 16,810,073
#*Lucid Group, Inc. 39,079 693,652
#Lucky Strike Entertainment
Corp. 6,762 56,666
*Lululemon Athletica, Inc. 25,206 4,298,631
Macy's, Inc. 66,250 1,291,213
*Malibu Boats, Inc., Class A 3,561 99,245
*MarineMax, Inc. 3,985 98,708
Marriott International, Inc., Class
A 47,340 12,335,857
#Marriott Vacations Worldwide
Corp. 7,818 515,832
*MasterCraft Boat Holdings, Inc. 2,052 41,163
*Mattel, Inc. 64,564 1,186,686
#Matthews International Corp.,
Class A 5,699 133,471
McDonald's Corp. 89,896 26,827,663
*MGM Resorts International 44,333 1,419,986
#*Mister Car Wash, Inc. 55,148 308,277
*Mobileye Global, Inc., Class A 45,933 604,019
#*Modine Manufacturing Co. 9,912 1,518,618

6
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Mohawk Industries, Inc. 11,910 $ 1,353,452
Monarch Casino & Resort, Inc. 408 36,749
Monro, Inc. 5,434 79,608
*Motorcar Parts of America, Inc. 4,326 73,802
Movado Group, Inc. 1,998 36,384
Murphy USA, Inc. 3,671 1,314,952
Nathan's Famous, Inc. 603 63,815
*National Vision Holdings, Inc. 18,986 488,890
Newell Brands, Inc. 89,682 304,919
NIKE, Inc., Class B 133,599 8,629,159
*Norwegian Cruise Line Holdings,
Ltd. 118,678 2,660,761
*NVR, Inc. 783 5,646,072
*ODP Corp. (The) 5,697 158,832
#*Ollie's Bargain Outlet Holdings,
Inc. 10,136 1,224,530
OneSpaWorld Holdings, Ltd. 16,149 375,787
#*OneWater Marine, Inc. 2,316 35,967
*O'Reilly Automotive, Inc. 104,622 9,880,502
Oxford Industries, Inc. 2,867 105,649
#Papa John's International, Inc. 5,160 262,180
#Patrick Industries, Inc. 7,119 743,010
*Penn Entertainment, Inc. 36,169 595,342
Penske Automotive Group, Inc. 8,938 1,430,706
Perdoceo Education Corp. 14,906 473,415
*Petco Health & Wellness Co.,
Inc. 47,077 149,705
Phinia, Inc. 8,723 452,811
*Planet Fitness, Inc., Class A 15,262 1,384,111
#Polaris, Inc. 6,870 454,107
#Pool Corp. 7,392 1,974,108
#*Portillo's, Inc., Class A 14,633 78,287
PulteGroup, Inc. 41,821 5,013,083
*Pursuit Attractions and
Hospitality, Inc. 6,134 217,634
PVH Corp. 9,553 748,286
#*QuantumScape Corp. 69,123 1,274,628
Ralph Lauren Corp. 7,966 2,546,412
RCI Hospitality Holdings, Inc. 45 1,121
Red Rock Resorts, Inc., Class A 8,802 469,235
*Revolve Group, Inc. 5,665 125,310
#*RH 3,050 526,095
*RideNow Group, Inc., Class B 1,128 3,835
#*Rivian Automotive, Inc., Class A 237,070 3,217,040
Rocky Brands, Inc. 481 13,559
Ross Stores, Inc. 64,961 10,323,602
Royal Caribbean Cruises, Ltd. 44,370 12,726,647
#*Rush Street Interactive, Inc. 6,872 116,549
*Sabre Corp. 66,819 136,645
*Sally Beauty Holdings, Inc. 28,882 436,407
#*Savers Value Village, Inc. 16,090 148,189
Service Corp. International 28,260 2,359,993
*Shake Shack, Inc., Class A 5,144 496,447
*SharkNinja, Inc. 29,693 2,538,752
Shoe Carnival, Inc. 5,118 93,813
Signet Jewelers, Ltd. 9,005 890,144
#*Sleep Number Corp. 3,001 16,506
Smith & Wesson Brands, Inc. 8,142 78,041
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Solid Power, Inc. 3,308 $ 20,774
#Somnigroup International, Inc. 38,186 3,029,677
Sonic Automotive, Inc., Class A 4,850 308,121
*Sonos, Inc. 16,290 279,699
Standard Motor Products, Inc. 4,417 164,003
Starbucks Corp. 141,708 11,459,926
#Steven Madden, Ltd. 12,986 440,355
*Stitch Fix, Inc., Class A 23,077 96,693
*Stoneridge, Inc. 2,947 20,069
Strategic Education, Inc. 5,920 449,802
*Strattec Security Corp. 297 18,224
#*Stride, Inc. 8,792 598,208
Sturm Ruger & Co., Inc. 2,967 125,830
Superior Group of Cos., Inc. 1,048 9,788
#*Sweetgreen, Inc., Class A 15,214 95,696
Tapestry, Inc. 43,285 4,753,559
*Target Hospitality Corp. 14,255 109,621
*Taylor Morrison Home Corp. 19,960 1,183,029
*Tesla, Inc. 394,536 180,129,356
Texas Roadhouse, Inc. 13,808 2,258,713
Thor Industries, Inc. 10,432 1,088,579
*Tile Shop Holdings, Inc. 7,638 47,814
TJX Cos., Inc. (The) 146,516 20,532,752
Toll Brothers, Inc. 20,494 2,765,665
*TopBuild Corp. 5,917 2,499,814
*Topgolf Callaway Brands Corp. 39,679 373,379
#Tractor Supply Co. 106,644 5,770,507
*Traeger, Inc. 1,683 1,548
Travel + Leisure Co. 11,806 741,181
*Tri Pointe Homes, Inc. 21,293 678,182
*Udemy, Inc. 4,244 24,170
*Ulta Beauty, Inc. 9,128 4,745,465
#*Under Armour, Inc., Class A 38,939 179,509
#*Under Armour, Inc., Class C 42,488 188,647
#*United Parks & Resorts, Inc. 10,236 495,422
*Universal Technical Institute, Inc. 11,781 350,131
Upbound Group, Inc. 14,680 284,498
*Urban Outfitters, Inc. 18,450 1,192,054
#Vail Resorts, Inc. 8,108 1,202,660
*Valvoline, Inc. 25,834 852,780
*Vera Bradley, Inc. 2,086 4,902
VF Corp. 69,745 979,220
#*Victoria's Secret & Co. 20,165 710,816
Visteon Corp. 6,128 656,676
*Warby Parker, Inc., Class A 14,049 275,220
*Wayfair, Inc., Class A 14,603 1,511,557
Wendy's Co. (The) 37,233 317,970
Whirlpool Corp. 11,086 794,090
Williams-Sonoma, Inc. 24,771 4,813,996
#Wingstop, Inc. 4,498 974,402
Winmark Corp. 596 240,289
Winnebago Industries, Inc. 5,571 210,082
Wolverine World Wide, Inc. 19,887 451,435
#Wyndham Hotels & Resorts, Inc. 13,899 1,020,604
Wynn Resorts, Ltd. 15,792 1,879,090
#*XPEL, Inc. 5,454 185,981
*YETI Holdings, Inc. 16,372 556,484
Yum! Brands, Inc. 48,549 6,709,957

7
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 3,468 $ 75,082
TOTAL CONSUMER
DISCRETIONARY 1,073,682,821
CONSUMER STAPLES — (4.6%)
#Albertsons Cos., Inc., Class A 131,048 2,318,239
Alico, Inc. 586 20,633
Altria Group, Inc. 216,041 12,180,392
Andersons, Inc. (The) 6,531 302,451
Archer-Daniels-Midland Co. 91,056 5,511,620
#B&G Foods, Inc. 19,870 79,480
*BellRing Brands, Inc. 21,546 649,181
*BJ's Wholesale Club Holdings,
Inc. 29,230 2,579,840
*Boston Beer Co., Inc. (The),
Class A 2,171 449,375
Brown-Forman Corp., Class A 3,692 100,127
#Brown-Forman Corp., Class B 58,775 1,600,443
Bunge Global SA 23,267 2,201,058
Calavo Growers, Inc. 2,987 66,341
Cal-Maine Foods, Inc. 9,617 844,373
#Campbell's Co. (The) 59,375 1,788,969
Casey's General Stores, Inc. 7,294 3,743,208
*Celsius Holdings, Inc. 31,031 1,868,997
*Central Garden & Pet Co. 1,415 43,398
*Central Garden & Pet Co., Class
A 11,560 321,484
*Chefs' Warehouse, Inc. (The) 7,060 416,540
Church & Dwight Co., Inc. 45,533 3,992,789
Clorox Co. (The) 23,345 2,625,379
Coca-Cola Co. (The) 629,887 43,399,214
Coca-Cola Consolidated, Inc. 15,562 2,028,974
Colgate-Palmolive Co. 140,136 10,797,479
Conagra Brands, Inc. 88,622 1,523,412
Constellation Brands, Inc., Class
A 33,462 4,396,238
Costco Wholesale Corp. 55,760 50,822,452
*Coty, Inc., Class A 137,446 545,661
*Darling Ingredients, Inc. 29,282 938,488
Dole PLC 20,746 264,304
Dollar General Corp. 46,615 4,599,036
#*Dollar Tree, Inc. 42,871 4,249,374
Edgewell Personal Care Co. 11,009 213,464
#*elf Beauty, Inc. 8,981 1,096,939
#Energizer Holdings, Inc. 16,869 391,867
Estee Lauder Cos., Inc. (The) 26,673 2,579,012
Flowers Foods, Inc. 42,101 502,265
Fresh Del Monte Produce, Inc. 11,611 410,449
#*Freshpet, Inc. 7,475 367,845
General Mills, Inc. 104,553 4,873,215
*Grocery Outlet Holding Corp. 20,923 284,762
*Hain Celestial Group, Inc. (The) 1,877 2,177
*Herbalife, Ltd. 20,615 164,920
Hershey Co. (The) 31,838 5,400,680
#*Honest Co., Inc. (The) 22,178 75,627
Hormel Foods Corp. 116,188 2,508,499
Ingles Markets, Inc., Class A 3,193 220,636
Ingredion, Inc. 13,801 1,592,773
Interparfums, Inc. 6,339 565,122
Shares Value†
CONSUMER STAPLES — (Continued)
J&J Snack Foods Corp. 4,025 $ 340,716
J.M. Smucker Co. (The) 22,759 2,356,694
John B. Sanfilippo & Son, Inc. 2,084 130,833
Kenvue, Inc. 357,798 5,141,557
Keurig Dr Pepper, Inc. 252,684 6,862,897
Kimberly-Clark Corp. 65,235 7,809,282
Kraft Heinz Co. (The) 205,347 5,078,231
Kroger Co. (The) 149,966 9,542,337
Lamb Weston Holdings, Inc. 28,036 1,730,662
*Lifeway Foods, Inc. 1,173 28,140
Limoneira Co. 3,631 51,306
*Maplebear, Inc. 51,381 1,893,904
Marzetti Co. (The) 5,789 907,657
McCormick & Co., Inc. 48,518 3,112,915
MGP Ingredients, Inc. 4,433 107,279
*Mission Produce, Inc. 17,077 196,727
#Molson Coors Beverage Co.,
Class B 38,104 1,665,907
Mondelez International, Inc.,
Class A 168,997 9,710,568
*Monster Beverage Corp. 161,224 10,774,600
*National Beverage Corp. 14,955 512,508
Natural Grocers by Vitamin
Cottage, Inc. 5,405 173,446
*Nature's Sunshine Products, Inc. 2,073 27,944
Nu Skin Enterprises, Inc., Class A 10,479 112,335
Oil-Dri Corp. of America 939 52,011
PepsiCo, Inc. 194,784 28,455,995
*Performance Food Group Co. 29,521 2,855,862
Philip Morris International, Inc. 212,184 30,624,517
Pilgrim's Pride Corp. 35,640 1,357,884
*Post Holdings, Inc. 11,256 1,169,836
PriceSmart, Inc. 6,249 718,260
Procter & Gamble Co. (The) 385,760 58,006,731
Reynolds Consumer Products,
Inc. 34,050 832,182
Seaboard Corp. 231 778,465
*Seneca Foods Corp., Class A 1,027 110,747
*Simply Good Foods Co. (The) 19,650 384,550
Spectrum Brands Holdings, Inc. 4,021 216,651
*Sprouts Farmers Market, Inc. 20,034 1,581,885
Sysco Corp. 93,671 6,957,882
Target Corp. 75,436 6,994,426
#Tootsie Roll Industries, Inc. 10,106 356,641
*TreeHouse Foods, Inc. 9,606 174,829
Turning Point Brands, Inc. 4,119 370,298
Tyson Foods, Inc., Class A 57,543 2,958,286
*United Natural Foods, Inc. 14,751 555,375
Universal Corp. 5,589 283,251
*US Foods Holding Corp. 47,231 3,429,915
*USANA Health Sciences, Inc. 2,636 55,751
Utz Brands, Inc. 18,991 199,975
Village Super Market, Inc., Class
A 1,863 58,442
#*Vita Coco Co., Inc. (The) 9,716 400,105
#*Vital Farms, Inc. 7,926 260,369
Walmart, Inc. 586,022 59,293,706
WD-40 Co. 2,218 430,913

8
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
#Weis Markets, Inc. 5,764 $ 365,092
TOTAL CONSUMER STAPLES 467,078,478
ENERGY — (3.4%)
*Amplify Energy Corp. 4,686 21,274
Antero Midstream Corp. 85,491 1,474,720
*Antero Resources Corp. 60,314 1,864,306
APA Corp. 102,268 2,316,370
Archrock, Inc. 35,049 885,688
Ardmore Shipping Corp. 6,731 84,743
#Atlas Energy Solutions, Inc. 20,953 259,398
Baker Hughes Co. 195,643 9,471,078
Berry Corp. 11,259 37,943
*Bristow Group, Inc. 5,874 239,072
Cactus, Inc., Class A 11,098 490,199
California Resources Corp. 17,835 841,277
#*Centrus Energy Corp., Class A 2,769 1,017,497
Cheniere Energy, Inc. 43,809 9,287,508
Chevron Corp. 306,296 48,309,005
Chord Energy Corp. 4,467 405,246
Civitas Resources, Inc. 16,299 469,900
*Clean Energy Fuels Corp. 54,319 155,352
*CNX Resources Corp. 30,363 1,022,019
#*Comstock Resources, Inc. 48,992 918,600
ConocoPhillips 214,709 19,079,042
#Core Laboratories, Inc. 10,159 161,934
Core Natural Resources, Inc. 7,856 620,624
Coterra Energy, Inc. 159,703 3,778,573
#Crescent Energy Co., Class A 57,679 486,234
*CVR Energy, Inc. 10,378 369,353
Delek US Holdings, Inc. 9,181 346,675
Devon Energy Corp. 159,433 5,179,978
DHT Holdings, Inc. 35,908 476,858
Diamondback Energy, Inc. 57,564 8,242,589
*DMC Global, Inc. 1,653 13,323
Dorian LPG, Ltd. 8,412 242,686
DT Midstream, Inc. 20,230 2,214,983
#Energy Services of America
Corp. 2,447 26,819
EOG Resources, Inc. 122,017 12,914,279
Epsilon Energy, Ltd. 401 1,925
EQT Corp. 118,195 6,332,888
Evolution Petroleum Corp. 2,627 11,506
Excelerate Energy, Inc., Class A 2,734 70,838
Expand Energy Corp. 46,237 4,776,744
*Expro Group Holdings NV 27,417 372,323
Exxon Mobil Corp. 625,203 71,498,215
*Forum Energy Technologies, Inc. 1,564 41,884
FutureFuel Corp. 3,690 14,502
*Geospace Technologies Corp. 440 11,150
Granite Ridge Resources, Inc. 29,133 153,822
*Green Plains, Inc. 7,393 76,000
*Gulf Island Fabrication, Inc. 200 1,562
*Gulfport Energy Corp. 3,328 619,041
Halliburton Co. 178,536 4,791,906
*Helix Energy Solutions Group,
Inc. 28,777 193,381
Helmerich & Payne, Inc. 18,701 491,088
HF Sinclair Corp. 36,406 1,878,550
Shares Value†
ENERGY — (Continued)
#HighPeak Energy, Inc. 1,464 $ 9,736
*Innovex International, Inc. 14,279 286,580
International Seaways, Inc. 11,086 567,936
Kinder Morgan, Inc. 388,157 10,165,832
#Kinetik Holdings, Inc. 9,785 376,820
#Kodiak Gas Services, Inc. 19,580 722,110
#*Kosmos Energy, Ltd. 18,256 28,662
Liberty Energy, Inc. 34,924 632,474
#Magnolia Oil & Gas Corp., Class
A 42,082 945,162
Marathon Petroleum Corp. 55,266 10,771,896
Matador Resources Co. 27,461 1,083,611
#Murphy Oil Corp. 30,712 869,150
#*Nabors Industries, Ltd. 2,446 118,680
NACCO Industries, Inc., Class A 419 17,715
Natural Gas Services Group, Inc. 743 20,685
#*New Fortress Energy, Inc. 27,463 35,427
Noble Corp. PLC 31,914 936,676
#Nordic American Tankers, Ltd. 30,063 110,632
#Northern Oil & Gas, Inc. 24,849 549,908
NOV, Inc. 64,908 947,657
Occidental Petroleum Corp. 223,296 9,199,795
*Oceaneering International, Inc. 28,733 669,192
*Oil States International, Inc. 10,047 59,981
ONEOK, Inc. 124,758 8,358,786
Ovintiv, Inc. 52,898 1,984,204
*Par Pacific Holdings, Inc. 12,298 491,674
Patterson-UTI Energy, Inc. 23,220 145,589
PBF Energy, Inc., Class A 23,335 797,357
#Peabody Energy Corp. 21,521 590,106
Permian Resources Corp. 165,558 2,079,408
Phillips 66 70,429 9,588,204
#*PrimeEnergy Resources Corp. 477 64,509
*ProFrac Holding Corp., Class A 7,510 41,080
*ProPetro Holding Corp. 21,193 219,983
Range Resources Corp. 47,742 1,697,228
Ranger Energy Services, Inc. 2,871 39,448
*REX American Resources Corp. 8,142 260,788
Riley Exploration Permian, Inc. 5,436 141,445
#RPC, Inc. 52,342 272,178
SandRidge Energy, Inc. 4,549 54,179
Scorpio Tankers, Inc. 9,507 586,582
*SEACOR Marine Holdings, Inc. 2,627 16,708
*Seadrill, Ltd. 14,025 442,629
Select Water Solutions, Inc. 21,566 249,303
SFL Corp., Ltd. 34,692 258,802
SLB, Ltd. 323,625 11,669,918
SM Energy Co. 23,628 493,589
#Solaris Energy Infrastructure,
Inc. 2,752 146,489
*Talos Energy, Inc. 50,289 493,335
Targa Resources Corp. 44,514 6,856,937
TechnipFMC PLC 84,279 3,484,937
Teekay Corp., Ltd. 15,983 153,756
Teekay Tankers, Ltd., Class A 6,314 385,154
*TETRA Technologies, Inc. 27,127 191,517
Texas Pacific Land Corp. 4,468 4,215,022
#*Tidewater, Inc. 11,523 582,949

9
Dimensional US Core Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
*Transocean, Ltd. 136,630 $ 524,659
*Uranium Energy Corp. 59,567 901,249
VAALCO Energy, Inc. 29,137 114,508
#*Valaris, Ltd. 14,056 788,823
Valero Energy Corp. 56,525 9,584,379
Viper Energy, Inc., Class A 6,559 246,356
*Vital Energy, Inc. 6,678 104,911
#Vitesse Energy, Inc. 5,302 115,318
Weatherford International PLC 13,654 1,006,163
Western Midstream Partners, LP 2,493 93,413
Williams Cos., Inc. (The) 215,740 12,484,874
World Kinect Corp. 12,392 320,333
TOTAL ENERGY 347,527,566
FINANCIALS — (13.4%)
1st Source Corp. 5,258 312,536
*Acacia Research Corp. 11,156 38,711
Acadian Asset Management, Inc. 6,050 291,005
ACNB Corp. 1,351 61,038
Affiliated Managers Group, Inc. 5,484 1,304,973
*Affirm Holdings, Inc. 39,014 2,804,326
Aflac, Inc. 106,103 11,373,181
Alerus Financial Corp. 4,692 99,095
Allstate Corp. (The) 52,958 10,142,516
Ally Financial, Inc. 63,430 2,471,867
Amalgamated Financial Corp. 6,416 174,900
*Ambac Financial Group, Inc. 5,904 48,472
Amerant Bancorp, Inc. 9,952 166,895
American Coastal Insurance
Corp. 13,739 162,670
American Express Co. 82,452 29,742,910
American Financial Group, Inc. 17,097 2,251,333
American International Group,
Inc. 149,588 11,811,468
Ameriprise Financial, Inc. 18,693 8,463,630
Ameris Bancorp 12,696 909,288
AMERISAFE, Inc. 3,237 129,739
Ames National Corp. 47 980
Aon PLC, Class A 33,580 11,440,034
Apollo Global Management, Inc. 104,578 13,000,091
Arch Capital Group, Ltd. 75,678 6,531,768
#Ares Management Corp., Class
A 24,250 3,606,218
Arrow Financial Corp. 2,621 73,100
Arthur J. Gallagher & Co. 36,788 9,178,238
Artisan Partners Asset
Management, Inc., Class A 12,784 558,149
Associated Banc-Corp. 33,057 818,822
Assurant, Inc. 10,646 2,253,971
Assured Guaranty, Ltd. 9,551 769,620
Atlantic Union Bankshares Corp. 26,401 858,561
*Atlanticus Holdings Corp. 657 36,207
Axis Capital Holdings, Ltd. 17,697 1,657,501
*Axos Financial, Inc. 11,601 904,646
#*Baldwin Insurance Group, Inc.
(The) 8,752 193,419
Banc of California, Inc. 36,490 619,235
BancFirst Corp. 6,394 696,051
*Bancorp, Inc. (The) 10,393 679,390
Shares Value†
FINANCIALS — (Continued)
#Bank First Corp. 2,052 $ 250,590
Bank of America Corp. 914,024 48,854,583
Bank of Hawaii Corp. 8,492 551,386
Bank of Marin Bancorp 2,833 72,950
Bank of New York Mellon Corp.
(The) 143,172 15,452,554
Bank of NT Butterfield & Son, Ltd.
(The) 8,882 410,881
Bank OZK 21,336 959,907
Bank7 Corp. 1,025 42,548
BankFinancial Corp. 91 1,006
BankUnited, Inc. 15,108 605,529
Bankwell Financial Group, Inc. 869 37,671
Banner Corp. 8,370 505,464
Bar Harbor Bankshares 2,810 82,417
BayCom Corp. 548 14,938
BCB Bancorp, Inc. 1,444 11,465
Beacon Financial Corp. 17,034 414,608
*Berkshire Hathaway, Inc., Class
B 234,939 112,192,770
BGC Group, Inc., Class A 67,650 618,321
Blackrock, Inc. 17,017 18,426,178
Blackstone, Inc. 71,471 10,480,507
*Block, Inc. 102,641 7,794,558
*Blue Ridge Bankshares, Inc. 11,565 51,811
BOK Financial Corp. 12,282 1,284,452
*Bowhead Specialty Holdings,
Inc. 1,783 42,721
Bread Financial Holdings, Inc. 9,640 603,946
*Bridgewater Bancshares, Inc. 4,286 70,548
*Brighthouse Financial, Inc. 13,879 792,075
Brown & Brown, Inc. 58,833 4,691,343
Burke & Herbert Financial
Services Corp. 1,471 86,583
Business First Bancshares, Inc. 5,436 133,291
Byline Bancorp, Inc. 11,083 296,359
#Cadence Bank 35,268 1,331,014
*California Bancorp 5,400 99,846
Camden National Corp. 3,062 116,815
*Cantaloupe, Inc. 9,070 95,779
Capital Bancorp, Inc. 3,135 87,137
Capital City Bank Group, Inc. 2,961 115,183
Capital One Financial Corp. 80,757 17,765,732
Capitol Federal Financial, Inc. 24,524 148,125
#Carlyle Group, Inc. (The) 67,271 3,586,890
*Carter Bankshares, Inc. 3,453 58,977
Cass Information Systems, Inc. 2,360 93,291
Cathay General Bancorp 12,706 577,488
Cboe Global Markets, Inc. 19,976 4,906,905
Central Pacific Financial Corp. 6,364 181,438
Charles Schwab Corp. (The) 216,749 20,487,115
Chemung Financial Corp. 260 13,174
ChoiceOne Financial Services,
Inc. 2,746 78,645
Chubb, Ltd. 49,268 13,644,280
Cincinnati Financial Corp. 30,675 4,742,048
Citigroup, Inc. 231,379 23,422,496
Citizens & Northern Corp. 795 15,391
Citizens Community Bancorp, Inc. 138 2,160

10
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Citizens Financial Group, Inc. 85,240 $ 4,336,159
City Holding Co. 3,044 358,827
Civista Bancshares, Inc. 2,641 56,861
CME Group, Inc. 40,369 10,717,566
CNB Financial Corp. 3,548 87,281
CNO Financial Group, Inc. 18,963 758,899
*Coastal Financial Corp. 2,175 231,638
#Cohen & Steers, Inc. 8,719 595,682
*Coinbase Global, Inc., Class A 32,445 11,153,942
Colony Bankcorp, Inc. 780 12,472
Columbia Banking System, Inc. 59,532 1,595,458
*Columbia Financial, Inc. 23,354 344,472
Comerica, Inc. 25,369 1,940,729
Commerce Bancshares, Inc. 26,344 1,386,485
Community Financial System, Inc. 9,376 520,180
Community Trust Bancorp, Inc. 4,272 218,705
Community West Bancshares 2,583 54,708
ConnectOne Bancorp, Inc. 7,978 191,951
*Consumer Portfolio Services,
Inc. 280 2,352
Corebridge Financial, Inc. 121,346 3,951,026
*Corpay, Inc. 15,983 4,161,174
Crawford & Co., Class A 5,299 57,388
Crawford & Co., Class B 8 80
#*Credit Acceptance Corp. 2,133 954,176
#Cullen/Frost Bankers, Inc. 13,094 1,612,395
*Customers Bancorp, Inc. 8,372 561,929
CVB Financial Corp. 27,122 498,231
*Dave, Inc. 1,692 404,929
Diamond Hill Investment Group,
Inc. 407 52,238
DigitalBridge Group, Inc. 26,921 318,475
Dime Community Bancshares,
Inc. 9,277 243,521
Donegal Group, Inc., Class A 5,231 98,081
*Donnelley Financial Solutions,
Inc. 6,757 310,484
Eagle Bancorp, Inc. 5,809 97,301
East West Bancorp, Inc. 28,763 2,922,321
#Eastern Bankshares, Inc. 42,065 737,399
*eHealth, Inc. 4,807 24,948
Employers Holdings, Inc. 4,629 176,504
Enact Holdings, Inc. 15,646 558,875
*Encore Capital Group, Inc. 4,796 199,418
*Enova International, Inc. 6,076 726,507
Enterprise Financial Services
Corp. 8,931 467,716
Equitable Holdings, Inc. 52,790 2,607,826
Equity Bancshares, Inc., Class A 4,651 188,412
#Erie Indemnity Co., Class A 7,727 2,261,229
#Esquire Financial Holdings, Inc. 1,299 121,846
Essent Group, Ltd. 18,522 1,121,878
*Euronet Worldwide, Inc. 9,152 694,271
Evercore, Inc. 6,663 1,962,653
Everest Group, Ltd. 8,535 2,684,428
EVERTEC, Inc. 12,866 366,295
*EZCORP, Inc., Class A 12,488 227,906
F&G Annuities & Life, Inc. 9,979 295,877
FactSet Research Systems, Inc. 7,565 2,018,342
Shares Value†
FINANCIALS — (Continued)
Farmers & Merchants Bancorp,
Inc. 1,430 $ 34,177
Farmers National Banc Corp. 7,562 98,155
#FB Financial Corp. 10,373 560,246
Federal Agricultural Mortgage
Corp., Class C 2,260 358,526
Federated Hermes, Inc. 22,210 1,076,741
Fidelis Insurance Holdings, Ltd. 25,380 456,332
Fidelity National Financial, Inc. 57,699 3,187,293
Fidelity National Information
Services, Inc. 102,054 6,380,416
Fifth Third Bancorp 130,168 5,417,592
*Finance Of America Cos., Inc.,
Class A 1,445 31,790
Financial Institutions, Inc. 3,480 98,936
First American Financial Corp. 19,350 1,209,569
First Bancorp 32,963 642,449
First Bancorp 9,457 459,043
First Bancorp, Inc. (The) 8 198
First Bank 1,908 29,803
First Busey Corp. 17,451 390,204
First Business Financial Services,
Inc. 1,216 61,542
#First Citizens BancShares, Inc.,
Class A 2,335 4,260,955
First Commonwealth Financial
Corp. 25,241 385,935
First Community Bankshares, Inc. 3,256 105,299
First Community Corp. 84 2,252
First Financial Bancorp 23,721 555,309
#First Financial Bankshares, Inc. 26,472 817,720
First Financial Corp. 2,124 113,252
*First Foundation, Inc. 12,970 70,557
First Hawaiian, Inc. 23,162 568,164
First Horizon Corp. 100,941 2,156,100
First Internet Bancorp 857 15,203
First Interstate BancSystem, Inc.,
Class A 20,333 635,406
First Merchants Corp. 11,437 405,785
First Mid Bancshares, Inc. 4,440 158,641
First Northwest Bancorp 115 1,043
*First Western Financial, Inc. 694 16,024
FirstCash Holdings, Inc. 8,618 1,365,953
#*FirstSun Capital Bancorp 5,099 173,570
*Fiserv, Inc. 95,163 6,346,420
Five Star Bancorp 3,890 138,134
#Flagstar Bank NA 78,444 895,830
Flushing Financial Corp. 5,723 78,233
*Flywire Corp. 21,335 284,182
FNB Corp. 66,731 1,049,011
Franklin Financial Services Corp. 49 2,220
Franklin Resources, Inc. 104,740 2,368,171
FS Bancorp, Inc. 417 16,134
Fulton Financial Corp. 35,346 613,960
FVCBankcorp, Inc. 1,068 13,051
#GCM Grosvenor, Inc., Class A 11,865 136,566
*Genworth Financial, Inc. 80,001 675,208
German American Bancorp, Inc. 8,829 340,270
Glacier Bancorp, Inc. 24,174 987,508

11
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Global Payments, Inc. 47,540 $ 3,696,710
Globe Life, Inc. 17,210 2,263,287
*GoHealth, Inc., Class A 203 804
Goldman Sachs Group, Inc. (The) 43,903 34,655,711
Goosehead Insurance, Inc., Class
A 3,676 252,431
Great Southern Bancorp, Inc. 2,011 112,013
*Green Dot Corp., Class A 10,381 120,523
Greene County Bancorp, Inc. 694 15,233
*Greenlight Capital Re, Ltd.,
Class A 5,971 72,369
*Hamilton Insurance Group, Ltd.,
Class B 12,922 305,864
#Hamilton Lane, Inc., Class A 6,439 733,788
#Hancock Whitney Corp. 15,892 907,592
Hanmi Financial Corp. 6,294 166,162
Hanover Insurance Group, Inc.
(The) 7,388 1,262,461
HarborOne Bancorp, Inc. 6,862 83,030
Hartford Insurance Group, Inc.
(The) 67,716 8,408,973
Hawthorn Bancshares, Inc. 56 1,692
HBT Financial, Inc. 3,452 84,194
HCI Group, Inc. 2,775 566,128
Heritage Commerce Corp. 10,909 113,454
Heritage Financial Corp. 6,302 139,841
*Heritage Insurance Holdings, Inc. 8,287 195,822
#Hingham Institution For Savings
(The) 51 15,007
*Hippo Holdings, Inc. 5,399 198,575
Home Bancorp, Inc. 1,037 55,117
Home BancShares, Inc. 37,104 991,048
HomeTrust Bancshares, Inc. 3,727 146,508
Hope Bancorp, Inc. 28,004 293,762
Horace Mann Educators Corp. 9,276 414,730
Horizon Bancorp, Inc. 12,692 197,995
Houlihan Lokey, Inc. 9,677 1,732,957
Huntington Bancshares, Inc. 312,771 4,829,184
Independent Bank Corp. 8,765 589,797
Independent Bank Corp. 4,157 125,625
Interactive Brokers Group, Inc. 40,352 2,839,167
Intercontinental Exchange, Inc. 77,058 11,272,815
International Bancshares Corp. 11,952 793,374
*International Money Express,
Inc. 7,124 106,076
Invesco, Ltd. 88,728 2,102,854
Investors Title Co. 352 91,024
Jack Henry & Associates, Inc. 15,347 2,285,782
Jackson Financial, Inc., Class A 15,692 1,581,911
Janus Henderson Group PLC 30,117 1,311,897
Jefferies Financial Group, Inc. 42,653 2,253,358
JPMorgan Chase & Co. 412,960 128,480,115
Kearny Financial Corp. 11,992 76,629
Kemper Corp. 12,247 550,993
KeyCorp 211,895 3,727,233
Kingstone Cos., Inc. 1,758 25,632
#Kinsale Capital Group, Inc. 4,920 1,965,392
KKR & Co., Inc. 89,844 10,631,241
Lakeland Financial Corp. 5,615 320,336
Shares Value†
FINANCIALS — (Continued)
Lazard, Inc. 21,249 $ 1,036,951
LCNB Corp. 8 123
#*Lemonade, Inc. 3,429 206,014
*LendingClub Corp. 25,525 443,880
*LendingTree, Inc. 3,204 205,056
Lincoln National Corp. 38,249 1,606,458
Live Oak Bancshares, Inc. 11,248 350,263
Loews Corp. 42,110 4,192,472
LPL Financial Holdings, Inc. 17,384 6,559,157
M&T Bank Corp. 29,436 5,412,397
MainStreet Bancshares, Inc. 84 1,558
*Markel Group, Inc. 2,583 5,100,211
MarketAxess Holdings, Inc. 6,918 1,107,295
*Marqeta, Inc., Class A 102,799 465,679
Marsh & McLennan Cos., Inc. 81,356 14,493,571
Mastercard, Inc., Class A 125,266 69,145,579
*Mechanics Bancorp 860 11,515
Mercantile Bank Corp. 2,911 127,647
Merchants Bancorp 9,663 301,389
Mercury General Corp. 12,021 929,223
Meridian Corp. 42 600
MetLife, Inc. 144,520 11,535,586
Metrocity Bankshares, Inc. 3,528 90,352
Metropolitan Bank Holding Corp. 2,012 133,335
MGIC Investment Corp. 47,235 1,295,184
Mid Penn Bancorp, Inc. 5,262 149,704
Middlefield Banc Corp. 71 2,315
Midland States Bancorp, Inc. 3,471 50,815
MidWestOne Financial Group,
Inc. 3,737 138,232
Moelis & Co., Class A 12,162 770,219
Moody's Corp. 19,820 9,519,546
Morgan Stanley 174,219 28,571,916
Morningstar, Inc. 8,009 1,700,311
MSCI, Inc. 13,169 7,750,615
MVB Financial Corp. 1,727 44,177
Nasdaq, Inc. 103,224 8,824,620
National Bank Holdings Corp.,
Class A 8,159 290,950
Navient Corp. 21,995 268,999
NB BanCorp, Inc. 5,656 102,204
NBT Bancorp, Inc. 11,632 470,747
*NCR Atleos Corp. 12,328 454,903
Nelnet, Inc., Class A 4,642 599,050
*NerdWallet, Inc., Class A 7,549 88,097
*NI Holdings, Inc. 16 211
Nicolet Bankshares, Inc. 3,275 386,909
*NMI Holdings, Inc. 15,424 561,896
Northeast Bank 1,653 142,621
Northeast Community Bancorp,
Inc. 1,957 38,435
Northern Trust Corp. 39,566 5,090,957
Northfield Bancorp, Inc. 7,451 76,149
Northrim Bancorp, Inc. 3,584 78,776
Northwest Bancshares, Inc. 31,785 372,202
Norwood Financial Corp. 133 3,539
Oak Valley Bancorp 444 12,112
OceanFirst Financial Corp. 12,745 231,704

12
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
OFG Bancorp 8,914 $ 344,615
Ohio Valley Banc Corp. 59 2,065
Old National Bancorp 77,335 1,579,954
Old Republic International Corp. 49,995 1,972,803
Old Second Bancorp, Inc. 11,308 202,979
OneMain Holdings, Inc. 25,712 1,521,893
*Onity Group, Inc. 770 28,852
*Open Lending Corp. 21,352 40,569
*Oportun Financial Corp. 6,091 32,465
Oppenheimer Holdings, Inc.,
Class A 2,235 155,914
Orange County Bancorp, Inc. 1,714 41,907
Origin Bancorp, Inc. 6,973 241,684
Orrstown Financial Services, Inc. 3,825 127,296
*Oscar Health, Inc., Class A 34,541 621,738
*Palomar Holdings, Inc. 4,861 554,203
Park National Corp. 3,330 506,793
Parke Bancorp, Inc. 522 11,280
Pathward Financial, Inc. 6,558 446,337
*Paymentus Holdings, Inc., Class
A 2,418 69,155
*Payoneer Global, Inc. 79,925 462,766
*PayPal Holdings, Inc. 178,276 12,349,179
#*Paysafe, Ltd. 14,831 163,289
PCB Bancorp 1,215 25,600
Peapack-Gladstone Financial
Corp. 3,098 78,379
#PennyMac Financial Services,
Inc. 9,749 1,226,522
Peoples Bancorp, Inc. 8,363 239,182
Peoples Financial Services Corp. 1,455 64,806
Perella Weinberg Partners 12,849 240,019
Pinnacle Financial Partners, Inc. 14,909 1,270,396
Piper Sandler Cos. 2,802 894,567
PJT Partners, Inc., Class A 3,263 525,702
Plumas Bancorp 112 4,596
PNC Financial Services Group,
Inc. (The) 55,589 10,147,772
*Ponce Financial Group, Inc. 1,190 16,791
Popular, Inc. 13,314 1,484,112
*PRA Group, Inc. 7,315 100,289
Preferred Bank/Los Angeles CA 3,171 286,183
Primerica, Inc. 7,484 1,944,867
Primis Financial Corp. 1,664 18,113
Princeton Bancorp, Inc. 84 2,611
Principal Financial Group, Inc. 46,148 3,878,278
*Priority Technology Holdings,
Inc. 10,626 73,957
*ProAssurance Corp. 10,387 248,769
PROG Holdings, Inc. 8,900 257,477
Progressive Corp. (The) 85,190 17,549,140
Prosperity Bancshares, Inc. 18,180 1,196,608
*Provident Bancorp, Inc. 1,489 18,985
Provident Financial Holdings, Inc. 56 875
Provident Financial Services, Inc. 31,615 578,238
Prudential Financial, Inc. 61,473 6,393,192
QCR Holdings, Inc. 3,783 281,417
Radian Group, Inc. 25,800 875,652
Raymond James Financial, Inc. 39,929 6,335,534
Shares Value†
FINANCIALS — (Continued)
RBB Bancorp 2,323 $ 43,277
Red River Bancshares, Inc. 29 1,916
Regional Management Corp. 1,202 47,299
Regions Financial Corp. 174,970 4,234,274
Reinsurance Group of America,
Inc. 13,124 2,394,605
*Remitly Global, Inc. 31,290 501,892
RenaissanceRe Holdings, Ltd. 9,606 2,440,789
Renasant Corp. 17,058 573,661
*Repay Holdings Corp. 16,342 70,107
Republic Bancorp, Inc., Class A 3,565 234,934
*Rhinebeck Bancorp, Inc. 138 1,379
Richmond Mutual Bancorp, Inc. 8 107
RLI Corp. 16,271 959,338
*Robinhood Markets, Inc., Class
A 121,058 17,768,893
Rocket Cos., Inc., Class A 38,376 639,344
#*Root, Inc., Class A 2,427 195,422
S&P Global, Inc. 36,566 17,815,321
S&T Bancorp, Inc. 8,445 309,425
Safety Insurance Group, Inc. 3,313 227,703
SB Financial Group, Inc. 89 1,741
Seacoast Banking Corp. of
Florida 16,844 510,373
*Security National Financial
Corp., Class A 21 167
SEI Investments Co. 26,271 2,117,705
Selective Insurance Group, Inc. 11,347 854,883
*Selectquote, Inc. 19,810 41,205
ServisFirst Bancshares, Inc. 9,806 689,068
#*Sezzle, Inc. 3,214 210,678
#*Shift4 Payments, Inc., Class A 9,167 633,440
Shore Bancshares, Inc. 5,751 89,773
Sierra Bancorp 1,501 43,199
Silvercrest Asset Management
Group, Inc., Class A 237 3,351
Simmons First National Corp.,
Class A 35,431 615,791
*SiriusPoint, Ltd. 26,636 484,775
*Skyward Specialty Insurance
Group, Inc. 9,056 412,863
#SLM Corp. 40,790 1,095,212
SmartFinancial, Inc. 3,173 110,960
#*SoFi Technologies, Inc. 205,238 6,091,464
South Plains Financial, Inc. 2,906 106,069
*Southern First Bancshares, Inc. 854 37,439
Southern Missouri Bancorp, Inc. 1,953 102,415
Southside Bancshares, Inc. 7,448 209,438
SOUTHSTATE BANK Corp. 19,780 1,753,497
State Street Corp. 53,763 6,218,229
Stellar Bancorp, Inc. 11,331 333,471
*Sterling Bancorp, Inc. 16 –
Stewart Information Services
Corp. 6,935 473,452
Stifel Financial Corp. 20,748 2,457,186
Stock Yards Bancorp, Inc. 6,733 437,780
*StoneX Group, Inc. 8,244 757,788
SWK Holdings Corp. 158 2,558
Synchrony Financial 74,259 5,523,384

13
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Synovus Financial Corp. 29,029 $ 1,295,855
T. Rowe Price Group, Inc. 44,763 4,589,550
*Texas Capital Bancshares, Inc. 9,012 755,566
TFS Financial Corp. 25,106 333,910
*Third Coast Bancshares, Inc. 2,291 84,194
Timberland Bancorp, Inc. 504 16,188
Tiptree, Inc. 7,841 138,864
*Toast, Inc., Class A 63,123 2,281,265
Tompkins Financial Corp. 3,238 205,483
Towne Bank 19,642 638,561
#TPG, Inc. 17,517 964,136
Tradeweb Markets, Inc., Class A 19,730 2,079,345
Travelers Cos., Inc. (The) 54,970 14,766,041
TriCo Bancshares 7,058 312,175
*Triumph Financial, Inc. 4,892 266,418
Truist Financial Corp. 225,071 10,044,919
#*Trupanion, Inc. 6,276 250,977
TrustCo Bank Corp. 3,491 131,646
Trustmark Corp. 12,053 448,613
UMB Financial Corp. 15,101 1,613,995
United Bankshares, Inc. 27,082 969,265
United Community Banks, Inc. 22,300 651,160
United Fire Group, Inc. 6,236 188,514
Unity Bancorp, Inc. 1,452 65,935
Universal Insurance Holdings, Inc. 5,634 173,640
Univest Financial Corp. 5,718 167,880
Unum Group 35,076 2,575,280
US Bancorp 270,265 12,615,970
Valley National Bancorp 110,503 1,201,168
*Velocity Financial, Inc. 3,891 72,450
Victory Capital Holdings, Inc.,
Class A 14,113 878,817
Virtu Financial, Inc., Class A 19,827 690,773
Virtus Investment Partners, Inc. 1,573 256,116
Visa, Inc., Class A 230,229 78,448,229
Voya Financial, Inc. 18,569 1,382,648
W. R. Berkley Corp. 74,632 5,324,247
WaFd, Inc. 19,070 553,602
Walker & Dunlop, Inc. 6,870 549,050
Washington Trust Bancorp, Inc. 3,500 95,340
Waterstone Financial, Inc. 1,922 29,407
Webster Financial Corp. 33,416 1,906,049
Wells Fargo & Co. 469,947 40,871,291
WesBanco, Inc. 16,329 491,503
West Bancorp, Inc. 1,559 33,160
Westamerica Bancorp 6,143 292,714
#Western Alliance Bancorp 22,024 1,703,556
Western New England Bancorp,
Inc. 376 4,275
#Western Union Co. (The) 77,580 723,821
#*WEX, Inc. 8,011 1,168,645
White Mountains Insurance
Group, Ltd. 482 917,998
Willis Towers Watson PLC 21,482 6,726,014
Wintrust Financial Corp. 13,268 1,725,105
#WisdomTree, Inc. 26,363 315,301
*World Acceptance Corp. 1,300 165,711
WSFS Financial Corp. 10,310 537,048
Shares Value†
FINANCIALS — (Continued)
Zions Bancorp NA 29,764 $ 1,551,002
TOTAL FINANCIALS 1,360,100,399
HEALTH CARE — (8.7%)
*10X Genomics, Inc., Class A 17,605 240,132
*4D Molecular Therapeutics, Inc. 5,737 65,976
Abbott Laboratories 254,906 31,511,480
AbbVie, Inc. 252,123 54,972,899
#*AbSci Corp. 15,954 68,283
#*Acadia Healthcare Co., Inc. 14,593 313,750
*ACADIA Pharmaceuticals, Inc. 30,810 699,387
*Aclaris Therapeutics, Inc. 26,214 66,059
*AdaptHealth Corp. 28,120 252,799
*Adaptive Biotechnologies Corp. 17,227 299,061
*Addus HomeCare Corp. 3,893 455,053
*ADMA Biologics, Inc. 42,771 662,095
#*Adverum Biotechnologies, Inc. 413 1,776
Agilent Technologies, Inc. 51,159 7,487,631
*agilon health, Inc. 26,205 20,872
*Agios Pharmaceuticals, Inc. 7,231 312,668
#*Akebia Therapeutics, Inc. 10,548 23,311
*Akero Therapeutics, Inc. 8,825 478,315
#*Aldeyra Therapeutics, Inc. 2,575 13,055
*Align Technology, Inc. 12,676 1,747,767
*Alkermes PLC 29,295 899,357
#*Allogene Therapeutics, Inc. 36,962 45,833
*Alnylam Pharmaceuticals, Inc. 15,117 6,893,957
#*Altimmune, Inc. 7,463 30,225
Amgen, Inc. 88,761 26,488,945
*AMN Healthcare Services, Inc. 6,494 127,867
*Amneal Pharmaceuticals, Inc. 50,610 547,600
*Amphastar Pharmaceuticals, Inc. 8,079 206,015
*Amylyx Pharmaceuticals, Inc. 12,844 178,917
*AngioDynamics, Inc. 6,685 80,421
#*ANI Pharmaceuticals, Inc. 3,600 326,160
*Anika Therapeutics, Inc. 1,436 14,001
#*Annexon, Inc. 15,085 47,669
#*Arcturus Therapeutics Holdings,
Inc. 3,622 36,111
*Arcus Biosciences, Inc. 18,273 360,344
#*ARS Pharmaceuticals, Inc. 704 6,308
*Artivion, Inc. 6,840 310,331
*Arvinas, Inc. 9,710 98,459
*Astrana Health, Inc. 11,701 365,188
*Astria Therapeutics, Inc. 5,118 64,640
*Atea Pharmaceuticals, Inc. 11,580 37,635
*AtriCure, Inc. 7,277 251,420
*Aura Biosciences, Inc. 8,911 54,624
*Avanos Medical, Inc. 8,382 93,124
#*Avantor, Inc. 115,842 1,369,252
*Aveanna Healthcare Holdings,
Inc. 4,756 43,042
*Avidity Biosciences, Inc. 10,354 723,227
*Axogen, Inc. 7,441 165,339
*Azenta, Inc. 8,729 263,616
#Baxter International, Inc. 96,495 1,782,263
#*Beam Therapeutics, Inc. 23,543 588,810
Becton Dickinson & Co. 58,354 10,428,443
*Biogen, Inc. 19,015 2,933,444

14
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*BioLife Solutions, Inc. 6,414 $ 178,758
*BioMarin Pharmaceutical, Inc. 35,763 1,915,824
*Bio-Rad Laboratories, Inc., Class
A 4,215 1,346,903
Bio-Techne Corp. 24,500 1,532,965
#*Bioventus, Inc., Class A 6,871 45,005
*Black Diamond Therapeutics,
Inc. 3,155 12,210
*Boston Scientific Corp. 169,120 17,033,766
#*BrightSpring Health Services,
Inc. 27,134 896,779
Bristol-Myers Squibb Co. 407,697 18,782,601
*Brookdale Senior Living, Inc. 54,826 508,237
#Bruker Corp. 23,034 896,944
#*Butterfly Network, Inc. 26,107 70,228
Cardinal Health, Inc. 40,539 7,733,625
*CareDx, Inc. 11,820 177,300
*Caribou Biosciences, Inc. 5,788 14,007
*Castle Biosciences, Inc. 5,077 129,464
*Catalyst Pharmaceuticals, Inc. 31,913 678,790
#*Celldex Therapeutics, Inc. 14,794 395,444
Cencora, Inc. 39,771 13,435,042
*Centene Corp. 95,576 3,380,523
#*Certara, Inc. 36,890 429,031
#*CG oncology, Inc. 13,936 603,011
*Charles River Laboratories
International, Inc. 9,407 1,693,918
Chemed Corp. 2,707 1,167,529
Cigna Group (The) 38,403 9,386,077
*Claritev Corp. 524 34,112
#*Clover Health Investments
Corp. 41,072 144,984
#*Codexis, Inc. 2,103 4,984
*Collegium Pharmaceutical, Inc. 10,145 365,220
*Community Health Systems, Inc. 33,838 131,291
*Compass Therapeutics, Inc. 2,437 9,114
Concentra Group Holdings
Parent, Inc. 14,750 293,820
CONMED Corp. 6,989 307,516
*Cooper Cos., Inc. (The) 37,761 2,639,872
*Corcept Therapeutics, Inc. 14,582 1,071,340
*CorVel Corp. 8,115 600,104
*Cross Country Healthcare, Inc. 4,937 60,528
*CryoPort, Inc. 9,513 87,900
*Cullinan Therapeutics, Inc. 10,352 89,648
*CureVac NV 7,486 39,975
*CVRx, Inc. 773 7,877
CVS Health Corp. 157,779 12,330,429
*Cytek Biosciences, Inc. 22,561 87,988
#*CytomX Therapeutics, Inc. 18,995 67,812
Danaher Corp. 77,519 16,696,042
#*DaVita, Inc. 13,018 1,549,402
*Day One Biopharmaceuticals,
Inc. 18,881 140,475
*Definitive Healthcare Corp. 15,209 42,129
*Denali Therapeutics, Inc. 30,020 488,726
DENTSPLY SIRONA, Inc. 26,764 337,494
*Design Therapeutics, Inc. 3,639 24,381
*Dexcom, Inc. 56,495 3,289,139
Shares Value†
HEALTH CARE — (Continued)
*Dianthus Therapeutics, Inc. 2,481 $ 86,785
*Disc Medicine, Inc. 5,047 435,152
#*DocGo, Inc. 12,365 13,478
*Doximity, Inc., Class A 18,381 1,213,146
*Dynavax Technologies Corp. 26,717 274,116
*Edgewise Therapeutics, Inc. 14,572 266,376
*Edwards Lifesciences Corp. 94,851 7,820,465
*Elanco Animal Health, Inc. 93,888 2,079,619
Elevance Health, Inc. 32,683 10,367,048
Eli Lilly & Co. 117,893 101,725,154
Embecta Corp. 10,156 135,481
#*Emergent BioSolutions, Inc. 9,493 118,473
*Enanta Pharmaceuticals, Inc. 1,503 16,473
Encompass Health Corp. 21,119 2,404,398
*Enhabit, Inc. 8,290 67,398
*Enliven Therapeutics, Inc. 1,509 35,341
#*Enovis Corp. 14,096 440,359
Ensign Group, Inc. (The) 10,761 1,938,056
*Entrada Therapeutics, Inc. 4,765 33,117
*Envista Holdings Corp. 32,225 655,779
#*Erasca, Inc. 18,981 45,934
*Evolent Health, Inc., Class A 16,466 109,828
*Exact Sciences Corp. 31,822 2,058,565
*Exelixis, Inc. 59,030 2,282,690
*EyePoint Pharmaceuticals, Inc. 5,002 65,476
*Fate Therapeutics, Inc. 15,455 20,864
*Fortrea Holdings, Inc. 7,224 75,563
*Fulcrum Therapeutics, Inc. 7,834 68,548
*Fulgent Genetics, Inc. 5,802 130,255
GE HealthCare Technologies, Inc. 80,558 6,037,822
*GeneDx Holdings Corp. 2,361 323,245
Gilead Sciences, Inc. 200,784 24,051,915
*Glaukos Corp. 6,229 548,588
*Globus Medical, Inc. 21,750 1,313,483
*GoodRx Holdings, Inc., Class A 12,754 42,981
#*GRAIL, Inc. 2,270 208,681
*Haemonetics Corp. 8,692 434,687
*Halozyme Therapeutics, Inc. 23,800 1,551,522
*Harmony Biosciences Holdings,
Inc. 13,044 372,667
#*Harrow, Inc. 5,854 221,106
HCA Healthcare, Inc. 25,683 11,805,961
*Health Catalyst, Inc. 9,310 30,071
*HealthEquity, Inc. 13,946 1,319,013
HealthStream, Inc. 5,518 135,743
#*Henry Schein, Inc. 22,829 1,442,793
#*Hims & Hers Health, Inc. 25,746 1,170,413
*Hologic, Inc. 38,104 2,816,267
Humana, Inc. 22,825 6,349,687
*ICON PLC 12,621 2,168,540
*ICU Medical, Inc. 4,495 539,805
*Ideaya Biosciences, Inc. 1,593 50,753
*IDEXX Laboratories, Inc. 14,195 8,935,894
*Illumina, Inc. 22,943 2,834,378
#*Immunome, Inc. 6,695 107,589
*Incyte Corp. 36,090 3,373,693
*Innoviva, Inc. 14,758 268,596
*Inogen, Inc. 3,394 27,967

15
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Insmed, Inc. 18,678 $ 3,541,349
#*Inspire Medical Systems, Inc. 4,187 301,799
#*Instil Bio, Inc. 462 8,150
*Insulet Corp. 9,862 3,086,905
*Integer Holdings Corp. 8,727 563,502
*Integra LifeSciences Holdings
Corp. 17,379 208,722
#*Intellia Therapeutics, Inc. 26,998 340,715
*Intuitive Surgical, Inc. 30,515 16,303,554
*IQVIA Holdings, Inc. 34,208 7,404,664
iRadimed Corp. 1,898 145,785
#*Jasper Therapeutics, Inc. 787 1,794
*Jazz Pharmaceuticals PLC 12,768 1,757,388
Johnson & Johnson 326,115 61,593,340
*Kiniksa Pharmaceuticals
International PLC 6,811 252,075
*Kodiak Sciences, Inc. 8,843 160,279
*Krystal Biotech, Inc. 4,569 902,423
*Kura Oncology, Inc. 13,780 141,521
#*Kymera Therapeutics, Inc. 11,875 734,350
Labcorp Holdings, Inc. 16,772 4,259,417
#*Lantheus Holdings, Inc. 13,273 765,719
LeMaitre Vascular, Inc. 3,177 275,160
#*LENZ Therapeutics, Inc. 2,434 72,338
#*Lexeo Therapeutics, Inc. 2,700 27,027
*LifeStance Health Group, Inc. 83,255 407,949
*Ligand Pharmaceuticals, Inc. 3,995 764,283
*LivaNova PLC 11,625 611,824
*MannKind Corp. 53,231 297,561
#*Maravai LifeSciences Holdings,
Inc., Class A 6,984 21,930
#*Masimo Corp. 9,314 1,310,014
*MaxCyte, Inc. 17,306 26,651
McKesson Corp. 15,840 12,851,626
*Medpace Holdings, Inc. 5,060 2,959,645
Medtronic PLC 162,556 14,743,829
Merck & Co., Inc. 367,938 31,635,309
*Merit Medical Systems, Inc. 9,575 838,196
Mesa Laboratories, Inc. 1,004 72,178
*Mettler-Toledo International, Inc. 3,516 4,979,676
*MiMedx Group, Inc. 23,901 182,843
*Mineralys Therapeutics, Inc. 5,992 244,833
#*Moderna, Inc. 42,848 1,163,752
*Molina Healthcare, Inc. 10,773 1,648,915
#*Monte Rosa Therapeutics, Inc. 10,134 130,222
*Myriad Genetics, Inc. 17,924 144,109
*Natera, Inc. 17,256 3,432,736
National HealthCare Corp. 3,814 455,544
National Research Corp. 2,881 38,490
*Neogen Corp. 35,956 221,849
*NeoGenomics, Inc. 25,489 249,028
*Neurocrine Biosciences, Inc. 18,181 2,603,701
*Niagen Bioscience, Inc. 1,360 10,254
#*Nurix Therapeutics, Inc. 6,567 84,977
#*Nutex Health, Inc. 805 99,063
*Nuvalent, Inc., Class A 5,367 533,050
#*Nuvation Bio, Inc. 19,071 99,551
*Olema Pharmaceuticals, Inc. 16,318 146,372
Shares Value†
HEALTH CARE — (Continued)
#*OmniAb, Inc. 14,361 $ 22,260
*Omnicell, Inc. 9,797 328,885
*OptimizeRx Corp. 1,647 33,747
*Option Care Health, Inc. 30,019 781,395
*OraSure Technologies, Inc. 8,145 22,317
#*Organogenesis Holdings, Inc. 22,383 95,128
Organon & Co. 49,641 335,077
#*ORIC Pharmaceuticals, Inc. 12,503 164,539
*Orthofix Medical, Inc. 7,079 109,300
*OrthoPediatrics Corp. 4,343 73,136
*Outset Medical, Inc. 4,300 56,416
*Owens & Minor, Inc. 17,501 69,479
*Pacira BioSciences, Inc. 9,932 212,346
*Pediatrix Medical Group, Inc. 19,211 326,011
*Pennant Group, Inc. (The) 5,873 145,239
*Penumbra, Inc. 5,189 1,179,823
Perrigo Co. PLC 28,859 598,536
#*Personalis, Inc. 17,314 166,907
Pfizer, Inc. 827,494 20,397,727
Phibro Animal Health Corp.,
Class A 4,537 190,826
*Phreesia, Inc. 8,228 186,282
#*Praxis Precision Medicines, Inc. 214 42,535
#Premier, Inc., Class A 19,661 552,867
*Prestige Consumer Healthcare,
Inc. 9,351 566,671
*Privia Health Group, Inc. 19,344 470,059
*Progyny, Inc. 18,772 351,224
*Protagonist Therapeutics, Inc. 9,652 758,840
*Prothena Corp. PLC 3,306 35,540
*PTC Therapeutics, Inc. 14,607 997,804
*Pulmonx Corp. 1,649 3,298
*Puma Biotechnology, Inc. 6,037 30,789
#*Quanterix Corp. 5,142 27,458
Quest Diagnostics, Inc. 23,367 4,111,424
*QuidelOrtho Corp. 13,135 354,514
*RadNet, Inc. 11,367 863,778
Regeneron Pharmaceuticals, Inc. 10,944 7,133,299
*REGENXBIO, Inc. 7,766 99,172
#*Relay Therapeutics, Inc. 21,922 156,523
*Repligen Corp. 8,888 1,324,845
#*Replimune Group, Inc. 15,178 147,682
ResMed, Inc. 25,457 6,284,824
*Revolution Medicines, Inc. 30,943 1,820,686
#Revvity, Inc. 22,182 2,076,013
*Rezolute, Inc. 5,766 53,739
*Rigel Pharmaceuticals, Inc. 3,011 95,087
*Rocket Pharmaceuticals, Inc. 7,394 27,875
*Roivant Sciences, Ltd. 125,610 2,510,944
*RxSight, Inc. 4,507 39,617
*Sagimet Biosciences, Inc., Class
A 1,776 15,132
#*Sana Biotechnology, Inc. 12,291 60,840
*Sarepta Therapeutics, Inc. 12,866 308,913
#*Schrodinger, Inc. 11,983 252,122
*Scilex Holding Co. 66 1,089
Select Medical Holdings Corp. 28,877 399,369
#*Semler Scientific, Inc. 617 16,326

16
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Senseonics Holdings, Inc. 434 $ 3,060
*SI-BONE, Inc. 4,826 71,570
#SIGA Technologies, Inc. 18,823 155,854
*Simulations Plus, Inc. 2,367 40,665
*Solid Biosciences, Inc. 19,273 103,881
*Solventum Corp. 10,036 692,885
*Sotera Health Co. 50,759 842,599
*STAAR Surgical Co. 8,633 223,336
STERIS PLC 18,567 4,376,242
#*Stoke Therapeutics, Inc. 8,927 268,167
*Strata Critical Medical, Inc. 13,005 65,415
Stryker Corp. 42,426 15,113,838
#*Summit Therapeutics, Inc. 27,657 522,994
*Supernus Pharmaceuticals, Inc. 12,024 662,883
#*Surgery Partners, Inc. 20,574 451,188
*Surmodics, Inc. 916 25,130
*Tactile Systems Technology, Inc. 3,983 60,024
*Talkspace, Inc. 14,265 46,076
#*Tango Therapeutics, Inc. 10,539 85,471
*Teladoc Health, Inc. 37,281 321,735
Teleflex, Inc. 7,559 940,869
#*Tempus AI, Inc. 19,479 1,750,188
*Tenet Healthcare Corp. 18,505 3,821,097
*Terns Pharmaceuticals, Inc. 20,750 171,395
#*Theravance Biopharma, Inc. 9,837 144,210
Thermo Fisher Scientific, Inc. 42,305 24,003,434
*Third Harmonic Bio, Inc. 2,139 64
#*TransMedics Group, Inc. 2,839 373,442
*TruBridge, Inc. 2,746 52,778
*Twist Bioscience Corp. 7,275 239,275
*Tyra Biosciences, Inc. 682 10,803
#*UFP Technologies, Inc. 1,403 270,274
*United Therapeutics Corp. 9,511 4,236,485
UnitedHealth Group, Inc. 114,559 39,128,772
Universal Health Services, Inc.,
Class B 11,313 2,455,034
US Physical Therapy, Inc. 3,242 279,687
Utah Medical Products, Inc. 264 15,338
*Vanda Pharmaceuticals, Inc. 8,830 38,411
*Varex Imaging Corp. 7,935 92,760
*Veeva Systems, Inc., Class A 21,844 6,360,973
#*Ventyx Biosciences, Inc. 2,938 25,061
*Veracyte, Inc. 16,799 606,108
*Vericel Corp. 6,155 215,794
*Vertex Pharmaceuticals, Inc. 27,849 11,851,699
Viatris, Inc. 234,616 2,430,622
*Vir Biotechnology, Inc. 25,721 153,297
*Viridian Therapeutics, Inc. 15,980 377,607
*Vor BioPharma, Inc. 900 21,699
*Voyager Therapeutics, Inc. 6,671 31,154
*Waters Corp. 11,048 3,862,381
*Waystar Holding Corp. 5,892 211,228
West Pharmaceutical Services,
Inc. 13,545 3,820,638
*Xencor, Inc. 12,916 189,994
*Xeris Biopharma Holdings, Inc. 66 640
Zimmer Biomet Holdings, Inc. 38,318 3,853,258
Zoetis, Inc. 79,255 11,419,853
Shares Value†
HEALTH CARE — (Continued)
*Zymeworks, Inc. 12,951 $ 247,170
TOTAL HEALTH CARE 883,589,751
INDUSTRIALS — (10.4%)
#*3D Systems Corp. 17,828 50,988
3M Co. 84,699 14,102,383
A.O. Smith Corp. 22,724 1,499,557
#AAON, Inc. 12,833 1,262,639
*AAR Corp. 8,496 715,448
ABM Industries, Inc. 15,169 652,267
ACCO Brands Corp. 15,561 58,509
Acuity, Inc. 5,696 2,079,325
*ACV Auctions, Inc., Class A 22,671 205,626
#Advanced Drainage Systems,
Inc. 16,375 2,293,319
Aebi Schmidt Holding AG 6,056 67,524
AECOM 26,311 3,534,883
#*AeroVironment, Inc. 7,426 2,746,952
*AerSale Corp. 9,085 67,411
AGCO Corp. 15,305 1,578,864
Air Lease Corp. 25,326 1,617,318
Alamo Group, Inc. 3,022 540,092
*Alaska Air Group, Inc. 23,415 977,108
Albany International Corp. 6,575 372,013
Alight, Inc., Class A 110,714 318,856
*Allegiant Travel Co. 3,786 235,413
Allegion PLC 17,733 2,939,599
Allient, Inc. 2,907 158,955
Allison Transmission Holdings,
Inc. 18,866 1,557,388
Alta Equipment Group, Inc. 3,515 21,512
*Amentum Holdings, Inc. 21,170 474,420
*Ameresco, Inc., Class A 8,597 339,753
#*American Airlines Group, Inc. 119,847 1,573,591
*American Superconductor Corp. 4,854 287,502
*American Woodmark Corp. 2,852 181,758
AMETEK, Inc. 43,139 8,718,823
*API Group Corp. 72,918 2,684,841
Apogee Enterprises, Inc. 4,409 161,413
Applied Industrial Technologies,
Inc. 6,989 1,796,802
ArcBest Corp. 4,801 356,810
#*Archer Aviation, Inc., Class A 17,326 194,398
Arcosa, Inc. 9,050 923,100
Argan, Inc. 2,380 728,780
Armstrong World Industries, Inc. 10,400 1,980,472
Astec Industries, Inc. 4,251 197,799
#*Astronics Corp. 5,133 252,441
*Asure Software, Inc. 1,558 13,788
*ATI, Inc. 26,399 2,612,709
Atkore, Inc. 7,392 511,896
Atmus Filtration Technologies,
Inc. 12,666 576,050
Automatic Data Processing, Inc. 56,692 14,756,928
#*Avis Budget Group, Inc. 1,451 197,438
*Axon Enterprise, Inc. 9,275 6,791,433
AZZ, Inc. 6,775 676,484
Barrett Business Services, Inc. 4,838 195,794
BGSF, Inc. 114 382

17
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#*BlackSky Technology, Inc. 2,592 $ 54,743
*Bloom Energy Corp., Class A 30,562 4,039,074
#*Blue Bird Corp. 6,142 306,854
*BlueLinx Holdings, Inc. 1,502 98,291
*Boeing Co. (The) 95,322 19,161,628
Boise Cascade Co. 7,342 517,538
Booz Allen Hamilton Holding
Corp. 21,180 1,846,049
*Bowman Consulting Group, Ltd. 4,175 180,736
Brady Corp., Class A 9,659 733,215
*BrightView Holdings, Inc. 19,723 242,987
Brink's Co. (The) 9,247 1,027,897
Broadridge Financial Solutions,
Inc. 23,165 5,105,566
*Builders FirstSource, Inc. 21,766 2,528,556
BWX Technologies, Inc. 14,908 3,184,498
#*Byrna Technologies, Inc. 478 9,680
*CACI International, Inc., Class A 4,677 2,629,643
*Cadeler A/S, ADR 2,842 52,662
#Cadre Holdings, Inc. 8,675 368,340
#Carlisle Cos., Inc. 8,942 2,906,597
Carpenter Technology Corp. 9,608 3,035,167
Carrier Global Corp. 172,388 10,255,362
*Casella Waste Systems, Inc. 10,632 941,676
Caterpillar, Inc. 74,902 43,237,929
#*CBIZ, Inc. 6,695 368,225
*CECO Environmental Corp. 6,687 326,927
*Centuri Holdings, Inc. 118 2,382
CH Robinson Worldwide, Inc. 24,536 3,778,299
#*Chart Industries, Inc. 9,108 1,818,139
*Cimpress PLC 4,627 320,235
Cintas Corp. 46,321 8,489,250
Civeo Corp. 1,673 34,765
#*Clarivate PLC 127,959 435,061
*Clean Harbors, Inc. 10,471 2,204,250
CNH Industrial NV 256,795 2,693,780
Columbus McKinnon Corp. 5,082 82,481
Comfort Systems USA, Inc. 7,138 6,892,310
#Concentrix Corp. 13,014 524,594
Concrete Pumping Holdings, Inc. 5,429 34,691
*Conduent, Inc. 33,636 80,054
*Construction Partners, Inc.,
Class A 6,833 781,354
Copa Holdings SA, Class A 6,837 856,061
*Copart, Inc. 174,719 7,514,664
*Core & Main, Inc., Class A 40,248 2,100,141
*Costamare Bulkers Holdings,
Ltd. 4,964 64,234
Costamare, Inc. 24,820 303,300
Covenant Logistics Group, Inc. 3,805 76,747
CRA International, Inc. 1,695 322,881
Crane Co. 10,811 2,054,090
CSG Systems International, Inc. 6,206 485,744
CSW Industrials, Inc. 2,978 745,751
CSX Corp. 418,704 15,081,718
Cummins, Inc. 28,430 12,443,242
Curtiss-Wright Corp. 7,039 4,193,343
*Custom Truck One Source, Inc. 38,006 223,855
Shares Value†
INDUSTRIALS — (Continued)
*Dayforce, Inc. 11,443 $ 786,592
Deere & Co. 38,352 17,704,434
Delta Air Lines, Inc. 157,247 9,022,833
Deluxe Corp. 10,726 194,248
*Distribution Solutions Group, Inc. 7,232 197,723
*DNOW, Inc. 26,014 382,406
Donaldson Co., Inc. 24,470 2,061,598
Douglas Dynamics, Inc. 5,917 178,871
Dover Corp. 29,035 5,268,691
*Ducommun, Inc. 3,338 306,261
*DXP Enterprises, Inc. 3,039 363,616
*Dycom Industries, Inc. 6,159 1,772,499
Eastern Co. (The) 26 555
Eaton Corp. PLC 43,312 16,526,127
EMCOR Group, Inc. 8,973 6,063,774
Emerson Electric Co. 81,434 11,365,743
*Energy Recovery, Inc. 7,337 125,536
Enerpac Tool Group Corp. 10,507 431,207
EnerSys 7,903 997,042
Ennis, Inc. 5,198 85,247
Enpro, Inc. 4,020 932,680
*Enviri Corp. 20,526 250,622
Equifax, Inc. 21,781 4,597,969
ESAB Corp. 10,829 1,265,044
ESCO Technologies, Inc. 4,483 983,884
*Everus Construction Group, Inc. 9,647 876,816
*Exlservice Holdings, Inc. 28,378 1,109,580
Expeditors International of
Washington, Inc. 29,949 3,650,783
Exponent, Inc. 6,984 494,537
Fastenal Co. 192,778 7,932,815
Federal Signal Corp. 10,847 1,280,271
FedEx Corp. 52,615 13,354,739
Ferguson Enterprises, Inc. 42,145 10,473,032
#*First Advantage Corp. 13,664 172,576
Flowserve Corp. 25,371 1,731,571
#*Fluence Energy, Inc. 24,819 521,199
*Fluor Corp. 31,376 1,530,208
*Forrester Research, Inc. 1,766 12,592
Fortive Corp. 65,818 3,313,278
Fortune Brands Innovations, Inc. 21,785 1,106,678
*Forward Air Corp. 544 10,233
*Franklin Covey Co. 2,541 43,146
Franklin Electric Co., Inc. 7,832 742,239
*FreightCar America, Inc. 1,027 9,130
#*Frontier Group Holdings, Inc. 41,378 159,719
FTAI Aviation, Ltd. 11,576 2,001,490
#FTAI Infrastructure, Inc. 20,023 106,923
*FTI Consulting, Inc. 5,907 974,714
*Gates Industrial Corp. PLC 47,670 1,052,554
GATX Corp. 6,828 1,070,972
GE Vernova, Inc. 34,512 20,194,352
#Genco Shipping & Trading, Ltd. 8,993 153,241
*Gencor Industries, Inc. 445 6,048
*Generac Holdings, Inc. 10,821 1,818,144
General Dynamics Corp. 28,393 9,792,746
General Electric Co. 139,229 43,014,800
Genpact, Ltd. 34,250 1,306,638

18
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Gibraltar Industries, Inc. 6,379 $ 397,986
Global Industrial Co. 6,065 172,367
Gorman-Rupp Co. (The) 4,019 180,734
Graco, Inc. 31,101 2,543,129
*Graham Corp. 1,305 81,288
#Granite Construction, Inc. 7,751 797,655
*Great Lakes Dredge & Dock
Corp. 17,906 203,233
Greenbrier Cos., Inc. (The) 7,176 299,742
Griffon Corp. 8,641 639,520
*GXO Logistics, Inc. 21,544 1,210,988
*Hayward Holdings, Inc. 42,073 713,979
*Healthcare Services Group, Inc. 15,322 273,804
Heartland Express, Inc. 14,154 110,401
HEICO Corp. 10,531 3,346,436
HEICO Corp., Class A 15,933 3,947,082
Heidrick & Struggles International,
Inc. 4,900 286,013
Helios Technologies, Inc. 8,024 444,209
#Herc Holdings, Inc. 7,074 1,004,862
#*Hertz Global Holdings, Inc. 10,851 55,666
#Hexcel Corp. 12,678 905,209
Hillenbrand, Inc. 12,339 389,912
*Hillman Solutions Corp. 47,835 441,039
#HNI Corp. 11,506 470,826
Honeywell International, Inc. 92,803 18,684,028
Howmet Aerospace, Inc. 62,162 12,802,264
Hub Group, Inc., Class A 13,058 480,926
Hubbell, Inc. 10,914 5,129,580
*Hudson Technologies, Inc. 5,483 49,758
Huntington Ingalls Industries, Inc. 7,765 2,500,485
*Hurco Cos., Inc. 252 4,523
*Huron Consulting Group, Inc. 3,520 578,829
#*Hyliion Holdings Corp. 28,428 67,374
Hyster-Yale, Inc. 3,823 137,399
*IBEX Holdings, Ltd. 3,820 142,753
ICF International, Inc. 3,271 262,596
IDEX Corp. 14,333 2,457,536
*IES Holdings, Inc. 3,759 1,473,077
Illinois Tool Works, Inc. 50,442 12,303,813
Ingersoll Rand, Inc. 81,359 6,210,132
#*Innodata, Inc. 4,405 328,657
*Innovative Solutions and
Support, Inc. 172 1,617
Insperity, Inc. 7,114 313,870
Insteel Industries, Inc. 3,467 108,309
Interface, Inc. 12,881 320,737
ITT, Inc. 16,388 3,032,927
Jacobs Solutions, Inc. 22,207 3,460,073
*Janus International Group, Inc. 29,924 287,270
JB Hunt Transport Services, Inc. 19,413 3,278,079
*JELD-WEN Holding, Inc. 14,004 60,777
*JetBlue Airways Corp. 71,787 301,505
Johnson Controls International
PLC 107,762 12,326,895
#Kadant, Inc. 2,068 572,133
Karat Packaging, Inc. 2,415 58,008
KBR, Inc. 27,722 1,187,610
Shares Value†
INDUSTRIALS — (Continued)
Kelly Services, Inc., Class A 4,449 $ 49,873
Kennametal, Inc. 17,626 386,891
Kforce, Inc. 4,633 117,215
*Kirby Corp. 9,957 1,030,350
Knight-Swift Transportation
Holdings, Inc. 30,332 1,368,580
Korn Ferry 11,391 736,998
*Kratos Defense & Security
Solutions, Inc. 25,604 2,319,722
*L.B. Foster Co., Class A 724 19,838
L3Harris Technologies, Inc. 33,545 9,697,860
Landstar System, Inc. 6,273 805,641
*Legalzoom.com, Inc. 21,775 217,097
Leidos Holdings, Inc. 27,445 5,227,449
#Lennox International, Inc. 6,927 3,498,135
Leonardo DRS, Inc. 32,626 1,192,807
#*Limbach Holdings, Inc. 1,927 182,063
Lincoln Electric Holdings, Inc. 10,983 2,574,964
Lindsay Corp. 2,370 263,639
*Liquidity Services, Inc. 5,126 122,716
#*Loar Holdings, Inc. 8,104 641,270
Lockheed Martin Corp. 33,908 16,678,667
LSI Industries, Inc. 4,955 113,420
Luxfer Holdings PLC 2,190 26,718
*Lyft, Inc., Class A 48,989 1,002,315
*Manitowoc Co., Inc. (The) 4,897 49,802
ManpowerGroup, Inc. 8,181 250,829
Marten Transport, Ltd. 17,113 175,408
Masco Corp. 36,803 2,383,362
*MasTec, Inc. 14,505 2,961,341
*Masterbrand, Inc. 28,047 354,234
*Matrix Service Co. 4,551 68,356
Matson, Inc. 7,157 722,499
Maximus, Inc. 11,619 965,771
*Mayville Engineering Co., Inc. 1,984 35,355
McGrath RentCorp 5,453 585,870
*Mercury Systems, Inc. 12,055 933,178
*Middleby Corp. (The) 10,408 1,292,986
Miller Industries, Inc. 2,260 90,716
MillerKnoll, Inc. 16,573 258,870
*Mistras Group, Inc. 2,208 21,064
*Montrose Environmental Group,
Inc. 7,543 195,213
Moog, Inc., Class A 5,320 1,089,802
*MRC Global, Inc. 19,331 269,667
MSA Safety, Inc. 7,750 1,216,982
MSC Industrial Direct Co., Inc. 9,869 837,977
Mueller Industries, Inc. 23,369 2,474,076
Mueller Water Products, Inc.,
Class A 27,503 705,727
*MYR Group, Inc. 2,548 554,700
National Presto Industries, Inc. 1,455 155,641
#*Net Power, Inc. 11,660 44,541
*NEXTracker, Inc., Class A 29,720 3,008,258
NL Industries, Inc. 8 48
Nordson Corp. 10,578 2,453,567
Norfolk Southern Corp. 45,174 12,801,408
Northrop Grumman Corp. 26,535 15,481,846

19
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*NPK International, Inc. 14,815 $ 182,225
#*NuScale Power Corp. 595 26,698
nVent Electric PLC 28,502 3,259,204
*NWPX Infrastructure, Inc. 1,709 102,813
Old Dominion Freight Line, Inc. 37,576 5,276,422
*OPENLANE, Inc. 23,541 621,953
*Orion Group Holdings, Inc. 7,282 78,427
Oshkosh Corp. 13,569 1,672,922
Otis Worldwide Corp. 65,705 6,094,796
Owens Corning 19,221 2,447,026
PACCAR, Inc. 104,450 10,277,880
*PAMT Corp. 226 2,276
Pangaea Logistics Solutions, Ltd. 4,973 24,616
Park Aerospace Corp. 1,560 29,890
Parker-Hannifin Corp. 20,298 15,686,903
Park-Ohio Holdings Corp. 1,310 27,025
*Parsons Corp. 17,749 1,475,652
Paychex, Inc. 72,180 8,447,225
#Paycom Software, Inc. 12,183 2,279,317
*Paylocity Holding Corp. 10,128 1,430,783
Pentair PLC 30,603 3,254,629
#*Perma-Fix Environmental
Services, Inc. 8 110
#Pitney Bowes, Inc. 26,755 264,339
*Planet Labs PBC 54,283 730,106
#*Plug Power, Inc. 2,126 5,719
#Powell Industries, Inc. 2,685 1,029,402
#*Power Solutions International,
Inc. 2,631 225,266
Preformed Line Products Co. 1,003 212,746
Primoris Services Corp. 10,326 1,461,336
*Proto Labs, Inc. 4,554 226,607
Quad/Graphics, Inc. 1,318 7,262
Quanex Building Products Corp. 2,031 28,861
Quanta Services, Inc. 24,423 10,969,102
#*Quest Resource Holding Corp. 8 12
*Radiant Logistics, Inc. 3,873 23,432
*RBC Bearings, Inc. 5,509 2,360,772
*RCM Technologies, Inc. 232 5,359
Regal Rexnord Corp. 13,152 1,852,985
Republic Services, Inc. 44,365 9,238,568
*Resideo Technologies, Inc. 29,957 1,282,160
Resources Connection, Inc. 3,513 15,457
REV Group, Inc. 10,175 521,672
Robert Half, Inc. 16,372 428,783
*Rocket Lab Corp. 57,626 3,629,285
Rockwell Automation, Inc. 19,851 7,312,314
Rollins, Inc. 79,331 4,570,259
RTX Corp. 177,318 31,651,263
Rush Enterprises, Inc., Class A 13,682 676,028
Rush Enterprises, Inc., Class B 2,020 105,989
*RXO, Inc. 10,044 178,080
Ryder System, Inc. 11,768 1,991,499
*Saia, Inc. 6,004 1,756,170
#Schneider National, Inc., Class B 19,888 425,007
Science Applications International
Corp. 9,682 907,300
Shares Value†
INDUSTRIALS — (Continued)
Sensata Technologies Holding
PLC 28,533 $ 908,205
#*SES AI Corp. 1,654 3,903
*Shoals Technologies Group, Inc.,
Class A 32,081 337,171
Simpson Manufacturing Co., Inc. 7,729 1,364,168
#*SiteOne Landscape Supply,
Inc. 7,941 1,030,504
*Skillsoft Corp. 743 9,756
*SkyWest, Inc. 8,541 858,200
Snap-on, Inc. 11,063 3,712,190
#Southwest Airlines Co. 107,928 3,270,218
*SPX Technologies, Inc. 9,228 2,066,057
SS&C Technologies Holdings,
Inc. 51,654 4,386,458
#Standex International Corp. 2,661 620,625
Stanley Black & Decker, Inc. 29,605 2,004,851
Steelcase, Inc., Class A 19,656 313,710
#*Sterling Infrastructure, Inc. 5,151 1,946,563
*Sun Country Airlines Holdings,
Inc. 11,639 142,927
#*Sunrun, Inc. 43,711 907,440
#*Symbotic, Inc. 3,245 262,683
*TaskUS, Inc., Class A 5,494 73,290
#Tecnoglass, Inc. 8,542 509,359
Tennant Co. 3,600 288,000
Terex Corp. 12,798 588,964
Tetra Tech, Inc. 49,912 1,596,186
Textron, Inc. 34,397 2,779,622
*Thermon Group Holdings, Inc. 7,097 203,897
*TIC Solutions, Inc. 18,595 225,557
Timken Co. (The) 14,592 1,145,618
*Titan International, Inc. 10,174 76,814
*Titan Machinery, Inc. 3,486 57,170
Toro Co. (The) 20,775 1,552,516
Trane Technologies PLC 29,092 13,052,126
#*Transcat, Inc. 1,843 133,894
TransDigm Group, Inc. 10,254 13,417,462
TransUnion 36,560 2,967,941
*Trex Co., Inc. 19,043 920,158
TriNet Group, Inc. 9,141 548,460
Trinity Industries, Inc. 18,354 502,349
*TrueBlue, Inc. 3,733 17,694
#*TTEC Holdings, Inc. 5,252 18,329
*Tutor Perini Corp. 11,749 791,413
Twin Disc, Inc. 8 125
*Uber Technologies, Inc. 210,918 20,353,587
UFP Industries, Inc. 11,670 1,075,157
U-Haul Holding Co. 32,662 1,583,780
*U-Haul Holding Co. 3,487 185,369
#UL Solutions, Inc., Class A 7,416 577,484
*Ultralife Corp. 206 1,448
UniFirst Corp. 2,645 408,256
Union Pacific Corp. 91,861 20,243,409
*United Airlines Holdings, Inc. 82,104 7,721,060
United Parcel Service, Inc., Class
B 124,375 11,992,238
United Rentals, Inc. 14,592 12,712,259
Universal Logistics Holdings, Inc. 3,527 57,067

20
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#*Upwork, Inc. 30,874 $ 492,132
*V2X, Inc. 7,061 403,112
Valmont Industries, Inc. 3,911 1,616,925
Veralto Corp. 44,036 4,345,472
Verisk Analytics, Inc. 23,921 5,232,958
*Verra Mobility Corp. 30,148 699,735
Vertiv Holdings Co., Class A 69,514 13,406,470
Vestis Corp. 25,022 131,366
*Vicor Corp. 5,248 476,151
#Virco Mfg. Corp. 432 3,162
#VSE Corp. 3,412 616,480
Wabash National Corp. 7,286 58,434
Waste Management, Inc. 64,690 12,923,121
#Watsco, Inc. 6,256 2,302,271
Watts Water Technologies, Inc.,
Class A 5,103 1,391,078
#Werner Enterprises, Inc. 13,720 359,464
WESCO International, Inc. 10,177 2,641,237
Westinghouse Air Brake
Technologies Corp. 33,820 6,914,161
*Willdan Group, Inc. 2,460 232,495
Willis Lease Finance Corp. 1,804 231,598
#WillScot Holdings Corp. 35,663 775,670
Woodward, Inc. 11,290 2,959,222
Worthington Enterprises, Inc. 8,304 465,771
WW Grainger, Inc. 8,693 8,510,447
#*Xometry, Inc., Class A 8,186 398,576
#*XPO, Inc. 23,937 3,443,816
Xylem, Inc. 41,020 6,187,867
Zurn Elkay Water Solutions Corp. 30,261 1,425,596
TOTAL INDUSTRIALS 1,053,033,124
INFORMATION TECHNOLOGY — (32.4%)
*908 Devices, Inc. 2,718 21,690
A10 Networks, Inc. 16,006 285,547
Accenture PLC, Class A 92,795 23,208,030
*ACI Worldwide, Inc. 20,029 953,981
Adeia, Inc. 21,752 370,654
*Adobe, Inc. 55,773 18,980,110
*ADTRAN Holdings, Inc. 8,779 91,477
Advanced Energy Industries, Inc. 6,008 1,218,002
*Advanced Micro Devices, Inc. 184,057 47,140,679
*Aehr Test Systems 2,455 63,805
#*Aeva Technologies, Inc. 884 14,445
*Agilysys, Inc. 2,496 313,148
*Akamai Technologies, Inc. 30,429 2,285,218
*Alarm.com Holdings, Inc. 12,824 631,197
#*Alkami Technology, Inc. 12,342 250,419
*Allegro MicroSystems, Inc. 29,237 874,771
*Alpha & Omega Semiconductor,
Ltd. 7,454 209,159
*Ambarella, Inc. 1,748 148,982
Amdocs, Ltd. 28,651 2,414,133
Amkor Technology, Inc. 46,250 1,492,950
Amphenol Corp., Class A 154,810 21,571,225
*Amtech Systems, Inc. 8 63
Analog Devices, Inc. 58,140 13,612,318
*Appfolio, Inc., Class A 3,313 842,927
Apple, Inc. 2,279,822 616,395,474
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Applied Materials, Inc. 117,621 $ 27,417,455
#*Applied Optoelectronics, Inc. 5,148 183,063
*AppLovin Corp., Class A 39,860 25,403,974
*Arista Networks, Inc. 108,861 17,166,291
*Arrow Electronics, Inc. 10,212 1,139,149
*ASGN, Inc. 8,349 373,701
*Astera Labs, Inc. 18,725 3,495,583
*Atlassian Corp., Class A 15,581 2,639,733
#*Aurora Innovation, Inc. 261,664 1,371,119
*Autodesk, Inc. 40,054 12,069,872
*AvePoint, Inc. 24,148 339,762
*Aviat Networks, Inc. 1,475 36,816
Avnet, Inc. 16,968 822,100
*Axcelis Technologies, Inc. 8,019 637,992
*AXT, Inc. 11,610 92,300
Badger Meter, Inc. 4,223 762,040
Bel Fuse, Inc., Class B 2,226 342,782
Belden, Inc. 7,310 890,724
Benchmark Electronics, Inc. 7,499 328,606
#Bentley Systems, Inc., Class B 41,248 2,096,636
#*BILL Holdings, Inc. 19,996 993,001
*BK Technologies Corp. 2 149
*Blackbaud, Inc. 8,845 566,434
#*BlackLine, Inc. 7,760 444,260
*Box, Inc., Class A 27,867 894,252
*Braze, Inc., Class A 1,647 47,203
Broadcom, Inc. 652,297 241,108,540
#*C3.ai, Inc., Class A 26,164 459,963
*Cadence Design Systems, Inc. 33,741 11,427,739
*Calix, Inc. 9,846 673,663
#*CCC Intelligent Solutions
Holdings, Inc. 112,889 984,392
CDW Corp. 27,601 4,398,771
*Cerence, Inc. 9,562 102,600
*CEVA, Inc. 6,104 166,090
*Ciena Corp. 24,650 4,681,528
#*Cipher Mining, Inc. 73,506 1,370,887
*Cirrus Logic, Inc. 9,671 1,282,858
Cisco Systems, Inc. 534,826 39,101,129
#*Cleanspark, Inc. 69,047 1,229,037
#Clear Secure, Inc., Class A 17,692 539,075
*Clearfield, Inc. 2,472 87,262
Climb Global Solutions, Inc. 1,052 116,856
*Cloudflare, Inc., Class A 24,663 6,247,138
Cognex Corp. 29,947 1,239,506
Cognizant Technology Solutions
Corp., Class A 100,969 7,358,621
*Coherent Corp. 31,363 4,138,661
*Cohu, Inc. 11,587 275,655
*CommScope Holding Co., Inc. 36,883 638,076
*Commvault Systems, Inc. 5,773 803,717
*Consensus Cloud Solutions, Inc. 2,479 72,684
Corning, Inc. 163,931 14,602,973
*Corsair Gaming, Inc. 27,321 222,666
#Crane NXT Co. 13,089 827,879
*Credo Technology Group
Holding, Ltd. 24,713 4,636,653

21
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Crowdstrike Holdings, Inc., Class
A 15,417 $ 8,371,585
*CS Disco, Inc. 6,495 41,048
CTS Corp. 6,014 249,641
#*Daily Journal Corp. 265 107,336
*Daktronics, Inc. 10,293 193,405
*Datadog, Inc., Class A 36,577 5,955,101
Dell Technologies, Inc., Class C 40,122 6,500,165
*Diebold Nixdorf, Inc. 9,019 533,474
*Digi International, Inc. 8,749 320,913
*Digital Turbine, Inc. 18,445 115,097
*DigitalOcean Holdings, Inc. 15,199 617,991
*Diodes, Inc. 12,006 640,640
*Docusign, Inc. 29,599 2,164,871
Dolby Laboratories, Inc., Class A 12,973 860,369
*Dropbox, Inc., Class A 37,420 1,085,180
*DXC Technology Co. 41,594 590,635
*Dynatrace, Inc. 53,960 2,728,757
#*Eastman Kodak Co. 14,625 92,723
#*Enphase Energy, Inc. 8,912 271,905
#Entegris, Inc. 27,101 2,481,639
*EPAM Systems, Inc. 11,050 1,807,117
ePlus, Inc. 5,567 407,282
*F5, Inc. 11,103 2,809,614
*Fabrinet 6,780 2,987,065
*Fair Isaac Corp. 4,150 6,887,050
*Fastly, Inc., Class A 32,752 271,514
*First Solar, Inc. 22,282 5,947,957
#*Five9, Inc. 19,577 475,330
*Flex, Ltd. 71,447 4,466,866
*FormFactor, Inc. 14,743 810,128
*Fortinet, Inc. 163,931 14,168,556
*Freshworks, Inc., Class A 38,415 426,406
*Gartner, Inc. 14,111 3,504,326
Gen Digital, Inc. 144,916 3,819,986
#*GLOBALFOUNDRIES, Inc. 52,512 1,869,427
#*Globant SA 9,780 602,252
*GoDaddy, Inc., Class A 25,209 3,356,074
*Grid Dynamics Holdings, Inc. 16,711 156,081
*Guidewire Software, Inc. 10,548 2,464,435
Hackett Group, Inc. (The) 4,656 84,320
*Harmonic, Inc. 24,295 259,957
Hewlett Packard Enterprise Co. 280,362 6,846,440
HP, Inc. 163,207 4,515,938
*HubSpot, Inc. 6,764 3,327,347
#*Hut 8 Corp., Class U 1,197 60,640
#*I3 Verticals, Inc., Class A 5,853 179,980
*Ichor Holdings, Ltd. 6,496 147,329
*Identiv, Inc. 736 2,944
#*indie Semiconductor, Inc.,
Class A 24,036 129,314
Information Services Group, Inc. 3,476 19,153
*Insight Enterprises, Inc. 5,596 559,600
*Intapp, Inc. 9,549 366,491
*Intel Corp. 560,628 22,419,514
#InterDigital, Inc. 6,007 2,174,294
International Business Machines
Corp. 151,453 46,558,167
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*inTEST Corp. 330 $ 2,798
Intuit, Inc. 32,638 21,787,497
#*IonQ, Inc. 44,560 2,779,653
*IPG Photonics Corp. 8,317 707,943
*Itron, Inc. 8,696 872,470
Jabil, Inc. 21,923 4,842,571
*Jamf Holding Corp. 25,846 332,121
*JFrog, Ltd. 18,458 876,386
*Keysight Technologies, Inc. 32,239 5,898,447
*Kimball Electronics, Inc. 5,324 154,795
KLA Corp. 22,618 27,339,281
*Klaviyo, Inc., Class A 14,744 383,344
*Knowles Corp. 21,619 510,425
Kulicke & Soffa Industries, Inc. 10,855 433,440
*Kyndryl Holdings, Inc. 54,094 1,564,398
Lam Research Corp. 172,058 27,092,253
*Lantronix, Inc. 1,143 5,635
*Lattice Semiconductor Corp. 12,434 907,185
#*Life360, Inc. 5,689 561,561
Littelfuse, Inc. 4,500 1,094,895
*LiveRamp Holdings, Inc. 15,631 427,352
*Lumentum Holdings, Inc. 9,356 1,885,795
*MACOM Technology Solutions
Holdings, Inc. 10,030 1,485,744
*Magnachip Semiconductor Corp. 2,853 8,844
*Manhattan Associates, Inc. 11,898 2,166,269
Marvell Technology, Inc. 138,928 13,023,111
*MaxLinear, Inc. 17,921 271,503
Methode Electronics, Inc. 4,862 32,721
Microchip Technology, Inc. 90,731 5,663,429
Micron Technology, Inc. 167,244 37,424,190
Microsoft Corp. 1,065,559 551,757,106
#*Mirion Technologies, Inc. 42,682 1,253,570
*Mitek Systems, Inc. 8,171 75,255
MKS, Inc. 13,235 1,902,002
*MongoDB, Inc. 10,155 3,653,972
Monolithic Power Systems, Inc. 7,032 7,067,160
Motorola Solutions, Inc. 26,080 10,606,997
*N-able, Inc. 33,902 265,453
Napco Security Technologies, Inc. 6,763 298,586
#*Navitas Semiconductor Corp. 24,855 334,548
#*nCino, Inc. 23,228 619,723
*NCR Voyix Corp. 32,096 366,215
NetApp, Inc. 41,311 4,865,610
*NETGEAR, Inc. 6,330 219,778
*NetScout Systems, Inc. 18,092 502,958
*NetSol Technologies, Inc. 16 70
*nLight, Inc. 8,584 283,358
*Novanta, Inc. 6,003 762,441
*Nutanix, Inc., Class A 46,814 3,335,029
NVE Corp. 778 53,721
NVIDIA Corp. 3,703,477 749,917,058
NXP Semiconductors NV 51,862 10,845,381
*Okta, Inc. 35,954 3,290,870
*ON Semiconductor Corp. 77,056 3,858,964
*ON24, Inc. 2,669 14,733
*One Stop Systems, Inc. 16 80
OneSpan, Inc. 6,193 70,600

22
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Onto Innovation, Inc. 7,952 $ 1,073,202
Oracle Corp. 252,437 66,292,481
#*OSI Systems, Inc. 3,056 850,974
*Ouster, Inc. 8,909 297,204
*Palantir Technologies, Inc.,
Class A 187,928 37,673,926
#*Palo Alto Networks, Inc. 56,598 12,465,144
#*PAR Technology Corp. 8,824 311,840
PC Connection, Inc. 6,219 379,172
*PDF Solutions, Inc. 6,153 179,237
Pegasystems, Inc. 28,725 1,828,346
#*Penguin Solutions, Inc. 12,836 285,858
*Photronics, Inc. 13,883 331,804
*Plexus Corp. 6,147 859,965
*Porch Group, Inc. 23,801 358,205
Power Integrations, Inc. 8,776 367,627
*Powerfleet, Inc. 26,402 134,650
*Progress Software Corp. 9,287 395,998
*PTC, Inc. 23,567 4,678,992
*Pure Storage, Inc., Class A 46,226 4,562,506
*Q2 Holdings, Inc. 9,871 609,633
*Qorvo, Inc. 18,693 1,774,340
QUALCOMM, Inc. 191,452 34,633,667
*Qualys, Inc. 5,868 723,290
*QuickLogic Corp. 16 126
Ralliant Corp. 19,899 873,964
*Rambus, Inc. 20,393 2,097,216
Red Violet, Inc. 1,494 80,123
ReposiTrak, Inc. 8 120
*Ribbon Communications, Inc. 33,051 111,051
Richardson Electronics, Ltd. 1,256 13,540
#*Rigetti Computing, Inc. 40,910 1,811,086
*Rimini Street, Inc. 4,361 17,357
*RingCentral, Inc., Class A 13,470 405,716
*Riot Platforms, Inc. 40,185 794,859
*Rogers Corp. 4,556 398,832
Roper Technologies, Inc. 20,843 9,299,104
*Rubrik, Inc., Class A 13,023 980,241
Salesforce, Inc. 118,534 30,867,439
*Samsara, Inc., Class A 45,235 1,817,090
*Sandisk Corp. 18,605 3,708,535
*Sanmina Corp. 10,522 1,442,040
*ScanSource, Inc. 4,852 208,175
Seagate Technology Holdings
PLC 37,456 9,584,241
*SEMrush Holdings, Inc., Class A 17,357 126,012
*Semtech Corp. 4,261 289,151
*SentinelOne, Inc., Class A 47,483 847,572
*ServiceNow, Inc. 21,986 20,211,290
*Silicon Laboratories, Inc. 5,361 702,720
*SiTime Corp. 3,047 882,533
*SkyWater Technology, Inc. 4,239 74,119
Skyworks Solutions, Inc. 32,019 2,488,517
*Snowflake, Inc. 37,665 10,353,355
*Sprinklr, Inc., Class A 22,804 176,047
*SPS Commerce, Inc. 5,580 458,899
#*Stratasys, Ltd. 1,044 11,087
#*Super Micro Computer, Inc. 111,191 5,777,484
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Synaptics, Inc. 9,589 $ 680,244
*Synopsys, Inc. 19,090 8,663,424
TD SYNNEX Corp. 17,489 2,736,854
TE Connectivity PLC 56,154 13,870,600
*Teledyne Technologies, Inc. 9,918 5,225,001
*Telos Corp. 5,878 40,323
*Tenable Holdings, Inc. 6,378 185,090
*Teradata Corp. 15,734 328,054
Teradyne, Inc. 28,305 5,144,717
#*Terawulf, Inc. 25,045 388,198
Texas Instruments, Inc. 126,003 20,344,444
*Trimble, Inc. 42,511 3,390,252
*TTM Technologies, Inc. 19,448 1,306,906
*Turtle Beach Corp. 3,341 56,463
*Twilio, Inc., Class A 32,111 4,331,132
*Tyler Technologies, Inc. 7,754 3,692,920
*UiPath, Inc., Class A 69,611 1,104,030
*Ultra Clean Holdings, Inc. 8,958 245,539
*Unisys Corp. 10,691 38,167
#*Unity Software, Inc. 76,730 2,908,067
#Universal Display Corp. 8,237 1,213,145
*Veeco Instruments, Inc. 15,341 441,054
*Verint Systems, Inc. 12,236 248,146
VeriSign, Inc. 17,664 4,235,827
#*Vertex, Inc., Class A 12,254 280,617
*Viasat, Inc. 26,726 1,064,229
*Viavi Solutions, Inc. 38,737 685,645
#Vishay Intertechnology, Inc. 31,924 542,070
*Vishay Precision Group, Inc. 2,356 88,256
Vontier Corp. 34,540 1,329,790
Western Digital Corp. 77,866 11,696,252
*Workday, Inc., Class A 29,787 7,146,497
Xerox Holdings Corp. 20,651 68,561
*Xperi, Inc. 7,490 50,333
*Yext, Inc. 19,245 163,005
*Zebra Technologies Corp. 9,505 2,559,221
*Zoom Communications, Inc. 54,709 4,772,266
*Zscaler, Inc. 17,886 5,922,770
TOTAL INFORMATION
TECHNOLOGY 3,293,474,494
MATERIALS — (2.3%)
AdvanSix, Inc. 4,850 90,162
Air Products and Chemicals, Inc. 40,571 9,842,119
#Albemarle Corp. 24,365 2,393,374
Alcoa Corp. 53,032 1,951,047
*Alpha Metallurgical Resources,
Inc. 3,186 552,006
Amcor PLC 440,492 3,479,887
*American Vanguard Corp. 690 3,084
AptarGroup, Inc. 12,262 1,422,515
Ardagh Metal Packaging SA 63,212 225,667
#*Arq, Inc. 5,413 35,942
Ashland, Inc. 7,859 384,305
*Aspen Aerogels, Inc. 16,530 134,554
Avery Dennison Corp. 16,505 2,886,559
Avient Corp. 17,447 559,525
*Axalta Coating Systems, Ltd. 52,727 1,501,138
Balchem Corp. 5,249 805,144

23
Dimensional US Core Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
Ball Corp. 54,398 $ 2,556,706
Cabot Corp. 11,198 755,641
Caledonia Mining Corp. PLC 1,618 45,498
Celanese Corp. 17,342 666,627
*Century Aluminum Co. 19,477 576,909
CF Industries Holdings, Inc. 38,869 3,237,399
#Chemours Co. (The) 36,211 484,865
*Clearwater Paper Corp. 2,239 39,518
*Cleveland-Cliffs, Inc. 95,674 1,189,228
*Coeur Mining, Inc. 68,972 1,184,249
Commercial Metals Co. 20,794 1,234,332
*Compass Minerals International,
Inc. 8,900 154,326
Corteva, Inc. 119,309 7,330,345
CRH PLC 118,458 14,108,348
Crown Holdings, Inc. 23,928 2,325,323
*Dakota Gold Corp. 12,501 51,004
Dow, Inc. 113,687 2,711,435
DuPont de Nemours, Inc. 72,911 5,953,183
Eagle Materials, Inc. 7,377 1,566,285
Eastman Chemical Co. 22,926 1,364,556
Ecolab, Inc. 33,469 8,581,452
*Ecovyst, Inc. 24,613 201,580
Element Solutions, Inc. 44,946 1,200,957
Ferroglobe PLC 18,748 90,928
#*Flotek Industries, Inc. 4,236 73,325
FMC Corp. 18,849 285,939
Fortitude Gold Corp. 4 17
Freeport-McMoRan, Inc. 265,435 11,068,640
#Graphic Packaging Holding Co. 65,904 1,053,805
Greif, Inc., Class A 8,093 460,411
Greif, Inc., Class B 657 38,730
Hawkins, Inc. 3,844 545,271
HB Fuller Co. 9,934 569,914
Hecla Mining Co. 117,884 1,517,167
Huntsman Corp. 27,051 223,982
#*Ingevity Corp. 7,296 391,941
Innospec, Inc. 5,029 370,034
International Flavors &
Fragrances, Inc. 48,139 3,031,313
#International Paper Co. 100,173 3,870,685
*Intrepid Potash, Inc. 2,151 57,281
#*Ivanhoe Electric, Inc. 760 11,240
Kaiser Aluminum Corp. 3,396 307,440
*Knife River Corp. 11,165 675,036
Koppers Holdings, Inc. 3,483 98,290
#Kronos Worldwide, Inc. 9,326 45,884
Linde PLC 60,996 25,514,627
Louisiana-Pacific Corp. 12,822 1,116,924
*LSB Industries, Inc. 14,187 119,596
LyondellBasell Industries NV,
Class A 60,722 2,818,715
Martin Marietta Materials, Inc. 11,798 7,233,354
Materion Corp. 4,453 510,447
Mativ Holdings, Inc. 8,931 95,383
*McEwen, Inc. 13,513 247,693
Mercer International, Inc. 9,542 20,038
*Metallus, Inc. 10,123 178,064
Shares Value†
MATERIALS — (Continued)
Minerals Technologies, Inc. 6,994 $ 396,910
Mosaic Co. (The) 62,557 1,717,190
#*MP Materials Corp. 25,270 1,594,284
Myers Industries, Inc. 4,541 78,696
NewMarket Corp. 1,874 1,439,045
Newmont Corp. 217,498 17,610,813
Nucor Corp. 40,098 6,016,705
*O-I Glass, Inc. 36,063 407,151
Olin Corp. 20,058 415,201
Olympic Steel, Inc. 1,571 58,127
Orion SA 12,954 68,656
Packaging Corp. of America 18,365 3,595,132
*Perimeter Solutions, Inc. 33,365 784,411
PPG Industries, Inc. 46,486 4,544,007
Quaker Chemical Corp. 4,039 560,977
*Ramaco Resources, Inc., Class
A 7,987 242,485
Ramaco Resources, Inc., Class B 1,345 19,745
*Ranpak Holdings Corp. 14,657 77,682
*Rayonier Advanced Materials,
Inc. 11,014 76,547
Reliance, Inc. 10,007 2,826,277
Royal Gold, Inc. 15,116 2,642,126
RPM International, Inc. 26,930 2,942,910
Ryerson Holding Corp. 5,635 124,308
Scotts Miracle-Gro Co. (The) 9,272 496,237
Sealed Air Corp. 34,366 1,151,605
Sensient Technologies Corp. 7,642 720,564
Sherwin-Williams Co. (The) 38,261 13,197,749
Silgan Holdings, Inc. 20,011 772,825
Smurfit WestRock PLC 105,901 3,909,865
#*Solstice Advanced Materials,
Inc. 23,201 1,045,658
Sonoco Products Co. 21,613 876,839
Southern Copper Corp. 14,365 1,993,862
Steel Dynamics, Inc. 30,925 4,849,040
Stepan Co. 3,674 159,268
SunCoke Energy, Inc. 20,624 165,198
Sylvamo Corp. 11,096 450,498
TriMas Corp. 8,603 305,665
Tronox Holdings PLC 31,095 108,833
United States Lime & Minerals,
Inc. 4,401 515,885
Vulcan Materials Co. 23,814 6,894,153
Warrior Met Coal, Inc. 9,857 668,699
#Westlake Corp. 14,602 1,004,764
Worthington Steel, Inc. 9,858 315,357
TOTAL MATERIALS 234,270,857
REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc. 27,451 275,883
*CBRE Group, Inc., Class A 53,227 8,113,392
*Compass, Inc., Class A 76,996 593,639
*CoStar Group, Inc. 67,770 4,663,254
*Cushman & Wakefield PLC 48,131 755,657
*Douglas Elliman, Inc. 7,109 17,559
#eXp World Holdings, Inc. 14,040 143,770
*Five Point Holdings LLC, Class A 12,527 73,283
*Forestar Group, Inc. 10,744 279,451

24
Dimensional US Core Equity Market ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*FRP Holdings, Inc. 3,218 $ 76,267
#*Howard Hughes Holdings, Inc. 10,937 867,085
*Jones Lang LaSalle, Inc. 9,326 2,845,269
Kennedy-Wilson Holdings, Inc. 27,821 210,327
Marcus & Millichap, Inc. 8,433 246,328
*Maui Land & Pineapple Co., Inc. 8 128
Newmark Group, Inc., Class A 30,702 547,417
RMR Group, Inc. (The), Class A 2,445 37,824
*Seaport Entertainment Group,
Inc. 1,852 44,578
St. Joe Co. (The) 8,330 472,977
*Stratus Properties, Inc. 41 770
*Tejon Ranch Co. 4,481 70,889
*Zillow Group, Inc., Class A 10,424 745,629
*Zillow Group, Inc., Class C 30,830 2,311,633
TOTAL REAL ESTATE 23,393,009
UTILITIES — (2.4%)
AES Corp. (The) 137,533 1,907,583
ALLETE, Inc. 6,392 430,373
Alliant Energy Corp. 43,752 2,923,509
Ameren Corp. 46,290 4,722,506
American Electric Power Co., Inc. 94,190 11,327,289
American States Water Co. 7,262 517,853
American Water Works Co., Inc. 32,360 4,155,995
Artesian Resources Corp., Class
A 713 22,980
#Atmos Energy Corp. 32,254 5,538,657
Avista Corp. 18,084 688,096
Black Hills Corp. 12,936 820,530
California Water Service Group 10,331 458,490
#CenterPoint Energy, Inc. 136,079 5,203,661
#Chesapeake Utilities Corp. 5,148 655,237
Clearway Energy, Inc., Class A 6,826 204,712
Clearway Energy, Inc., Class C 13,337 425,850
CMS Energy Corp. 53,501 3,934,999
Consolidated Edison, Inc. 63,682 6,203,264
Consolidated Water Co., Ltd.,
Class OR 2,718 92,439
Constellation Energy Corp. 43,375 16,352,375
Dominion Energy, Inc. 150,132 8,811,247
DTE Energy Co. 34,315 4,651,055
Duke Energy Corp. 98,566 12,251,754
Edison International 64,469 3,570,293
Entergy Corp. 75,448 7,249,798
Essential Utilities, Inc. 49,460 1,930,424
Evergy, Inc. 40,732 3,128,625
Eversource Energy 66,965 4,942,687
Exelon Corp. 175,971 8,115,783
FirstEnergy Corp. 100,933 4,625,759
Genie Energy, Ltd., Class B 4,722 71,066
H2O America 6,500 300,625
*Hallador Energy Co. 10,503 227,180
*Hawaiian Electric Industries, Inc. 34,505 400,948
#IDACORP, Inc. 10,269 1,324,906
MDU Resources Group, Inc. 40,422 775,294
MGE Energy, Inc. 6,048 501,198
Middlesex Water Co. 3,382 194,364
*Montauk Renewables, Inc. 14,747 29,936
Shares Value†
UTILITIES — (Continued)
National Fuel Gas Co. 16,524 $ 1,303,909
New Jersey Resources Corp. 20,351 901,549
NextEra Energy, Inc. 260,236 21,183,210
NiSource, Inc. 82,857 3,489,108
Northwest Natural Holding Co. 7,753 352,994
Northwestern Energy Group, Inc. 10,575 631,010
NRG Energy, Inc. 39,992 6,873,025
OGE Energy Corp. 33,385 1,473,614
*Oklo, Inc. 17,975 2,386,541
#ONE Gas, Inc. 13,749 1,102,532
Ormat Technologies, Inc. 11,567 1,230,382
Otter Tail Corp. 7,442 574,671
PG&E Corp. 362,510 5,785,660
#Pinnacle West Capital Corp. 20,919 1,851,750
Portland General Electric Co. 19,296 881,441
PPL Corp. 132,444 4,836,855
Public Service Enterprise Group,
Inc. 84,185 6,781,944
*Pure Cycle Corp. 1,668 18,365
Sempra 121,080 11,132,095
#Southern Co. (The) 139,343 13,103,816
Southwest Gas Holdings, Inc. 12,656 1,006,152
Spire, Inc. 11,121 960,854
*Talen Energy Corp. 5,676 2,269,151
TXNM Energy, Inc. 15,680 890,624
UGI Corp. 38,964 1,302,567
Unitil Corp. 2,421 118,024
Vistra Corp. 69,480 13,083,084
WEC Energy Group, Inc. 55,375 6,187,049
Xcel Energy, Inc. 101,653 8,251,174
York Water Co. (The) 1,538 47,786
TOTAL UTILITIES 249,700,276
TOTAL COMMON STOCKS 9,949,199,150
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*Bed Bath & Beyond, Inc.
10/07/26 155 184
*GameStop Corp. 10/30/26 8,219 24,657
TOTAL CONSUMER
DISCRETIONARY 24,841
HEALTH CARE — (0.0%)
*<89bio, Inc. CVR 32,651 11,102
*<ABIOMED, Inc. CVR 01/02/26 1,507 23,524
*<Albireo Pharma, Inc. CVR
03/02/26 1,266 8,077
*<Concentra Biosciences CVR
09/02/29 6,142 –
*<Mirati Therapeutics CVR 6,686 19,924
*OmniAb, Inc.- Vesting 12.5 666 –
*OmniAb, Inc.- Vesting 15 666 –
*<Poseida Therapeutics, Inc.
CVR 5,794 2,897
*<Supernus Pharmaceuticals,
Inc. CVR 778 140
*<Verve Therapeutics, Inc. CVR 12,655 7,973
TOTAL HEALTH CARE 73,637

25
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 1,017 $ 4,719
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 9,429 2,511
TOTAL RIGHTS/WARRANTS 105,708
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $6,934,408,212) 9,949,304,858
Shares Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 18,170,042 $ 210,172,876
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,144,581,088) $ 10,159,477,734
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 963,348,375 $ — $ — $ 963,348,375
Consumer Discretionary ................ 1,073,682,821 — — 1,073,682,821
Consumer Staples .................... 467,078,478 — — 467,078,478
Energy ............................. 347,527,566 — — 347,527,566
Financials ........................... 1,360,100,399 — — 1,360,100,399
Health Care ......................... 883,589,687 64 — 883,589,751
Industrials ........................... 1,053,033,124 — — 1,053,033,124
Information Technology ................ 3,293,474,494 — — 3,293,474,494
Materials ........................... 234,270,857 — — 234,270,857
Real Estate .......................... 23,393,009 — — 23,393,009
Utilities ............................. 249,700,276 — — 249,700,276
Rights/Warrants
Consumer Discretionary ................ 24,841 — — 24,841
Health Care ......................... — — 73,637 73,637
Information Technology ................ 4,719 — — 4,719
Materials ........................... — — 2,511 2,511
Securities Lending Collateral .............. — 210,172,876 — 210,172,876
Total Investments ....................... $9,949,228,646 $210,172,940 $76,148> $10,159,477,734
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

26
Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (9.0%)
Alphabet, Inc., Class A 171,095 $ 48,110,203
Alphabet, Inc., Class C 143,754 40,512,752
*Altice USA, Inc., Class A 8,639 19,265
*AMC Networks, Inc., Class A 2,024 15,342
*Angi, Inc. 2,102 27,894
*Anterix, Inc. 1,328 26,852
Array Digital Infrastructure, Inc. 985 48,383
#*AST SpaceMobile, Inc. 5,408 433,992
AT&T, Inc. 390,450 9,663,637
#*Atlanta Braves Holdings, Inc. 275 11,863
*Atlanta Braves Holdings, Inc. 2,939 119,676
ATN International, Inc. 1,100 15,983
*Bandwidth, Inc., Class A 2,117 34,190
#*Boston Omaha Corp., Class A 2,411 30,668
*Bumble, Inc., Class A 14,460 80,253
*BuzzFeed, Inc. 4,974 8,108
#Cable One, Inc. 262 38,920
*Cargurus, Inc. 4,214 147,996
*Cars.com, Inc. 4,459 47,890
#*Charter Communications, Inc.,
Class A 11,263 2,633,740
#Cinemark Holdings, Inc. 15,352 414,657
*Cineverse Corp. 413 1,260
Comcast Corp., Class A 189,266 5,268,219
*Creative Realities, Inc. 3,789 11,102
CuriosityStream, Inc. 4,735 20,550
*DoubleVerify Holdings, Inc. 16,591 188,806
*E.W. Scripps Co. (The), Class A 3,700 8,991
*EchoStar Corp., Class A 4,995 373,976
Electronic Arts, Inc. 10,615 2,123,637
Entravision Communications
Corp., Class A 9,000 18,630
*Eventbrite, Inc., Class A 7,096 16,392
*EverQuote, Inc., Class A 1,990 42,865
Fox Corp., Class A 20,773 1,342,974
Fox Corp., Class B 16,360 955,588
*Frontier Communications Parent,
Inc. 10,289 388,513
#*fuboTV, Inc., Class A 32,300 122,094
*Gaia, Inc. 4 20
*Gambling.com Group, Ltd. 2,248 16,028
*Gannett Co., Inc. 13,066 69,250
*GCI Liberty, Inc., Class A 156 5,705
*GCI Liberty, Inc., Class C 1,625 59,516
*Globalstar, Inc. 2,249 122,368
#*Gogo, Inc. 6,324 57,548
Gray Media, Inc. 6,550 29,933
*Grindr, Inc. 1,015 14,068
IDT Corp., Class B 1,905 96,507
*iHeartMedia, Inc., Class A 9,100 27,027
*IMAX Corp. 3,471 112,773
*Integral Ad Science Holding
Corp. 13,630 139,162
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Intelligent Protection
Management Corp. 8 $ 16
Interpublic Group of Cos., Inc.
(The) 15,382 394,702
#Iridium Communications, Inc. 11,733 224,687
*IZEA Worldwide, Inc. 8 41
John Wiley & Sons, Inc., Class A 8,125 299,569
*Liberty Broadband Corp., Class
A 1,281 68,521
*Liberty Broadband Corp., Class
C 10,599 570,438
*Liberty Global, Ltd., Class A 13,684 150,524
*Liberty Global, Ltd., Class C 12,802 142,742
*Liberty Latin America, Ltd., Class
A 4,433 34,577
*Liberty Latin America, Ltd., Class
C 8,954 70,826
*Liberty Media Corp.-Liberty
Formula One 10,756 1,073,987
*Liberty Media Corp.-Liberty
Formula One 773 70,328
*Lionsgate Studios Corp. 2,507 16,120
#*Live Nation Entertainment, Inc. 7,020 1,049,701
*Lumen Technologies, Inc. 44,882 461,387
*Madison Square Garden
Entertainment Corp. 2,230 98,477
*Madison Square Garden Sports
Corp. 686 147,072
*Magnite, Inc. 11,801 211,002
Marcus Corp. (The) 1,343 19,339
Match Group, Inc. 18,491 597,999
*MediaAlpha, Inc., Class A 1,752 22,338
Meta Platforms, Inc., Class A 64,145 41,588,411
*Motorsport Games, Inc., Class A 2,109 5,083
*Netflix, Inc. 10,665 11,932,642
New York Times Co. (The), Class
A 11,726 668,265
News Corp., Class A 36,159 958,213
#News Corp., Class B 10,478 319,265
Nexstar Media Group, Inc. 3,918 766,870
*Nextdoor Holdings, Inc. 6,701 13,067
#Omnicom Group, Inc. 17,674 1,325,903
#Paramount Skydance Corp. 1,855 28,548
*Pinterest, Inc., Class A 34,032 1,126,459
*PubMatic, Inc., Class A 2,603 21,761
*QuinStreet, Inc. 4,219 62,399
*Reddit, Inc., Class A 3,829 800,070
#*Reservoir Media, Inc. 20 152
*ROBLOX Corp., Class A 6,082 691,645
*Roku, Inc. 5,386 571,616
Saga Communications, Inc.,
Class A 319 3,908
Scholastic Corp. 2,000 57,340
Shenandoah Telecommunications
Co. 4,209 51,855

27
Dimensional US Core Equity 1 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
Shutterstock, Inc. 903 $ 22,602
Sinclair, Inc. 5,940 81,140
*Snap, Inc., Class A 55,056 429,437
#*Sphere Entertainment Co. 4,926 337,332
Spok Holdings, Inc. 1,381 19,734
*Spotify Technology SA 2,257 1,479,057
*Stagwell, Inc. 18,264 86,754
*Starz Entertainment Corp. 166 1,745
Sunrise Communications AG,
ADR 2,834 154,170
*Take-Two Interactive Software,
Inc. 5,194 1,331,586
*Teads Holding Co. 1,700 2,516
*TechTarget, Inc. 789 4,332
TEGNA, Inc. 11,760 231,319
Telephone and Data Systems,
Inc. 11,690 453,806
*Thryv Holdings, Inc. 2,533 19,529
TKO Group Holdings, Inc. 1,713 322,729
T-Mobile US, Inc. 18,257 3,834,883
Townsquare Media, Inc., Class A 2,182 13,703
*Trade Desk, Inc. (The), Class A 1,344 67,576
*Travelzoo 398 3,351
*TripAdvisor, Inc. 7,774 124,850
*TrueCar, Inc. 2,637 5,801
Verizon Communications, Inc. 213,493 8,484,212
*Vimeo, Inc. 8,901 69,428
Walt Disney Co. (The) 43,573 4,907,191
*Warner Bros Discovery, Inc. 144,929 3,253,656
#Warner Music Group Corp.,
Class A 7,419 237,111
*Yelp, Inc. 7,286 240,292
Zedge, Inc., Class B 12 30
*Ziff Davis, Inc. 3,275 111,022
*ZoomInfo Technologies, Inc. 37,182 417,182
TOTAL COMMUNICATION
SERVICES 207,541,707
CONSUMER DISCRETIONARY — (10.2%)
#*1-800-Flowers.com, Inc., Class
A 2,940 10,584
*Abercrombie & Fitch Co. 2,784 201,979
Academy Sports & Outdoors, Inc. 9,218 441,450
*Accel Entertainment, Inc. 2,137 21,776
#Acushnet Holdings Corp. 6,238 482,385
*Adient PLC 11,511 266,940
ADT, Inc. 75,325 665,873
*Adtalem Global Education, Inc. 2,944 288,571
#Advance Auto Parts, Inc. 5,318 250,637
*Airbnb, Inc., Class A 5,638 713,433
A-Mark Precious Metals, Inc.,
Class A 1,617 42,980
*Amazon.com, Inc. 264,537 64,605,226
*American Axle & Manufacturing
Holdings, Inc. 6,794 42,123
American Eagle Outfitters, Inc. 7,264 121,381
#*American Outdoor Brands, Inc. 4 27
*American Public Education, Inc. 1,287 43,102
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*America's Car-Mart, Inc., Class
MA 490 $ 10,898
*Amesite, Inc. 1,941 6,774
*Aptiv PLC 17,563 1,424,359
Aramark 18,433 698,242
*Arhaus, Inc. 3,613 36,202
*Ark Restaurants Corp. 917 6,703
Arko Corp. 10,906 48,041
*Asbury Automotive Group, Inc. 1,490 349,554
Autoliv, Inc. 9,195 1,073,976
*AutoNation, Inc. 4,323 864,038
*AutoZone, Inc. 483 1,774,750
Bassett Furniture Industries, Inc. 4 59
Bath & Body Works, Inc. 12,622 308,987
*Beazer Homes USA, Inc. 1,026 22,982
#*Bed Bath & Beyond, Inc. 2,412 18,597
Best Buy Co., Inc. 26,412 2,169,482
#*Biglari Holdings, Inc., Class A 22 38,571
#*Biglari Holdings, Inc., Class B 130 46,970
*Birkenstock Holding PLC 15,688 626,108
#*BJ's Restaurants, Inc. 2,054 69,754
Booking Holdings, Inc. 865 4,392,245
*Boot Barn Holdings, Inc. 1,734 328,853
BorgWarner, Inc. 24,271 1,042,682
#Boyd Gaming Corp. 1,947 151,613
*Bright Horizons Family Solutions,
Inc. 3,336 364,391
*Brinker International, Inc. 3,210 348,799
Brunswick Corp. 4,139 273,629
Buckle, Inc. (The) 9,110 499,228
#Build-A-Bear Workshop, Inc.,
Class A 1,693 91,794
*Burlington Stores, Inc. 4,210 1,151,814
Camping World Holdings, Inc.,
Class A 2,822 37,138
*CarMax, Inc. 2,398 100,500
*Carnival Corp. 86,858 2,504,116
Carriage Services, Inc. 1,377 61,552
*Carvana Co. 3,182 975,410
#*Cava Group, Inc. 1,577 84,732
*Cavco Industries, Inc. 605 320,529
Century Communities, Inc. 1,661 98,663
*Champion Homes, Inc. 5,908 403,103
#Cheesecake Factory, Inc. (The) 7,443 370,661
*Chewy, Inc., Class A 4,760 160,507
*Chipotle Mexican Grill, Inc. 23,696 750,926
#Choice Hotels International, Inc. 2,292 213,064
*Citi Trends, Inc. 478 17,122
Clarus Corp. 6,200 20,708
Columbia Sportswear Co. 2,921 144,969
*Contextlogic Holdings, Inc. 4 30
*Cooper-Standard Holdings, Inc. 730 22,061
*Coupang, Inc. 40,059 1,280,686
*Coursera, Inc. 23,677 199,360
Cracker Barrel Old Country Store,
Inc. 2,793 94,124
Cricut, Inc., Class A 4,053 21,521
*Crocs, Inc. 4,791 391,377
*Culp, Inc. 616 2,476

28
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
D.R. Horton, Inc. 15,209 $ 2,267,358
Dana, Inc. 19,663 399,159
Darden Restaurants, Inc. 8,458 1,523,709
#*Dave & Buster's Entertainment,
Inc. 2,119 31,128
*Deckers Outdoor Corp. 6,978 568,707
*Denny's Corp. 4,160 16,266
#Dick's Sporting Goods, Inc. 6,450 1,428,352
Dillard's, Inc., Class A 956 573,676
#Dine Brands Global, Inc. 574 14,189
Domino's Pizza, Inc. 2,628 1,047,153
*DoorDash, Inc., Class A 4,029 1,024,857
*Dorman Products, Inc. 2,146 287,843
*DraftKings, Inc. 20,500 627,095
#*Dream Finders Homes, Inc.,
Class A 2,116 41,897
*Driven Brands Holdings, Inc. 11,106 159,371
*Duluth Holdings, Inc., Class B 6,400 17,600
*Duolingo, Inc. 1,170 316,649
*Dutch Bros, Inc., Class A 6,467 359,177
eBay, Inc. 24,235 1,970,548
*El Pollo Loco Holdings, Inc. 1,638 16,740
*Envela Corp. 8 73
#Escalade, Inc. 4 46
Ethan Allen Interiors, Inc. 2,270 54,866
#*Etsy, Inc. 3,931 243,722
*European Wax Center, Inc.,
Class A 2,362 9,212
Expedia Group, Inc. 7,980 1,755,600
*Figs, Inc., Class A 8,726 65,096
*First Watch Restaurant Group,
Inc. 7,437 122,636
*Five Below, Inc. 3,760 591,335
Flanigan's Enterprises, Inc. 502 15,889
Flexsteel Industries, Inc. 300 10,257
#*Floor & Decor Holdings, Inc.,
Class A 6,652 415,617
*Flutter Entertainment PLC, Class
DI 5,886 1,369,025
Ford Motor Co. 257,088 3,375,565
#*Fossil Group, Inc. 5,179 10,772
*Frontdoor, Inc. 4,207 279,471
#*GameStop Corp., Class A 22,304 497,156
Gap, Inc. (The) 50,123 1,145,311
Garmin, Ltd. 7,434 1,590,430
Garrett Motion, Inc. 13,606 230,486
General Motors Co. 71,885 4,966,535
*Genesco, Inc. 1,000 29,010
Gentex Corp. 11,371 266,650
*Gentherm, Inc. 2,553 93,950
Genuine Parts Co. 13,387 1,704,299
*G-III Apparel Group, Ltd. 6,064 162,818
#*Global Business Travel Group I 14,864 116,831
*Goodyear Tire & Rubber Co.
(The) 23,818 164,106
Graham Holdings Co., Class B 275 278,336
*Grand Canyon Education, Inc. 1,635 307,870
*Green Brick Partners, Inc. 2,492 161,332
Group 1 Automotive, Inc. 1,011 401,913
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Groupon, Inc. 1,382 $ 27,820
H&R Block, Inc. 8,323 413,986
Hamilton Beach Brands Holding
Co., Class A 4 56
*Hanesbrands, Inc. 14,662 96,916
Harley-Davidson, Inc. 7,741 208,852
Hasbro, Inc. 10,603 809,115
Haverty Furniture Cos., Inc. 849 18,517
#*Hilton Grand Vacations, Inc. 10,969 454,665
Hilton Worldwide Holdings, Inc. 7,493 1,925,401
*Holley, Inc. 10,000 28,700
Home Depot, Inc. (The) 34,616 13,139,887
*Hovnanian Enterprises, Inc.,
Class A 241 28,975
#Hyatt Hotels Corp., Class A 2,806 385,572
#Installed Building Products, Inc. 2,045 507,630
JAKKS Pacific, Inc. 498 8,466
Jerash Holdings US, Inc. 461 1,563
Johnson Outdoors, Inc., Class A 491 19,998
KB Home 665 41,509
#Kohl's Corp. 1,226 19,947
#Kontoor Brands, Inc. 3,720 301,022
*Koss Corp. 1,996 9,641
#*Kura Sushi USA, Inc., Class A 368 20,950
#Lakeland Industries, Inc. 4 66
#*Lands' End, Inc. 2,547 40,090
Las Vegas Sands Corp. 30,539 1,812,490
*Latham Group, Inc. 9,138 66,250
*Laureate Education, Inc. 11,592 336,516
La-Z-Boy, Inc. 6,384 202,373
LCI Industries 3,352 346,898
Lear Corp. 2,815 294,590
*Legacy Housing Corp. 2,126 47,739
Leggett & Platt, Inc. 16,584 154,895
Lennar Corp., Class A 8,658 1,071,601
#Lennar Corp., Class B 493 58,199
Levi Strauss & Co., Class A 5,495 111,439
*LGI Homes, Inc. 1,202 49,054
*Life Time Group Holdings, Inc. 18,635 460,844
Lifetime Brands, Inc. 8 27
#*Light & Wonder, Inc. 2,335 169,755
*Lincoln Educational Services
Corp. 1,754 34,063
*Lindblad Expeditions Holdings,
Inc. 2,633 31,754
Lithia Motors, Inc. 2,595 815,038
*Live Ventures, Inc. 709 9,706
LKQ Corp. 22,105 706,476
*Lovesac Co. (The) 1,398 19,390
Lowe's Cos., Inc. 11,715 2,789,693
#*Lucid Group, Inc. 8,858 157,229
#Lucky Strike Entertainment
Corp. 878 7,358
*Lululemon Athletica, Inc. 4,091 697,679
Macy's, Inc. 24,172 471,112
*Malibu Boats, Inc., Class A 1,599 44,564
Marine Products Corp. 1,197 10,115
*MarineMax, Inc. 1,492 36,957

29
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Marriott International, Inc., Class
A 6,854 $ 1,786,015
Marriott Vacations Worldwide
Corp. 4,222 278,568
*MasterCraft Boat Holdings, Inc. 1,508 30,250
*Mattel, Inc. 33,516 616,024
#Matthews International Corp.,
Class A 2,505 58,667
McDonald's Corp. 20,286 6,053,951
*MGM Resorts International 9,879 316,424
#*Mister Car Wash, Inc. 22,002 122,991
*Mobileye Global, Inc., Class A 5,218 68,617
*Modine Manufacturing Co. 4,116 630,612
*Mohawk Industries, Inc. 5,186 589,337
*Motorcar Parts of America, Inc. 2,708 46,198
Movado Group, Inc. 800 14,568
Murphy USA, Inc. 1,290 462,078
Nathan's Famous, Inc. 143 15,134
*National Vision Holdings, Inc. 13,127 338,020
Newell Brands, Inc. 57,783 196,462
NIKE, Inc., Class B 15,606 1,007,992
#*Norwegian Cruise Line
Holdings, Ltd. 39,723 890,590
*NVR, Inc. 245 1,766,651
#*Ollie's Bargain Outlet Holdings,
Inc. 4,278 516,825
*ONE Group Hospitality, Inc.
(The) 1,134 2,574
OneSpaWorld Holdings, Ltd. 6,832 158,981
*O'Reilly Automotive, Inc. 15,120 1,427,933
#Papa John's International, Inc. 2,385 121,182
#Patrick Industries, Inc. 3,451 360,181
#*Penn Entertainment, Inc. 12,214 201,042
Penske Automotive Group, Inc. 2,934 469,645
Perdoceo Education Corp. 7,314 232,293
*Petco Health & Wellness Co.,
Inc. 17,158 54,562
#*PetMed Express, Inc. 1,336 3,434
Phinia, Inc. 5,048 262,042
*Planet Fitness, Inc., Class A 5,095 462,066
Polaris, Inc. 109 7,205
#Pool Corp. 2,495 666,315
#*Portillo's, Inc., Class A 5,968 31,929
PulteGroup, Inc. 17,560 2,104,917
*Pursuit Attractions and
Hospitality, Inc. 1,997 70,854
PVH Corp. 5,069 397,055
#*QuantumScape Corp. 5,482 101,088
Ralph Lauren Corp. 2,616 836,231
*Rave Restaurant Group, Inc. 10 26
*Red Robin Gourmet Burgers,
Inc. 1,393 7,049
*Rent the Runway, Inc., Class A 193 787
*Revolve Group, Inc. 3,291 72,797
*RH 1,100 189,739
#*Rivian Automotive, Inc., Class A 85,183 1,155,933
Rocky Brands, Inc. 4 113
Ross Stores, Inc. 19,823 3,150,271
Royal Caribbean Cruises, Ltd. 13,069 3,748,581
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Rush Street Interactive, Inc. 2,832 $ 48,031
*Sabre Corp. 9,456 19,338
*Sally Beauty Holdings, Inc. 21,839 329,987
#*Savers Value Village, Inc. 5,946 54,763
Service Corp. International 10,641 888,630
*Shake Shack, Inc., Class A 1,717 165,708
*SharkNinja, Inc. 10,439 892,535
Shoe Carnival, Inc. 1,939 35,542
#Signet Jewelers, Ltd. 5,724 565,817
#*Sleep Number Corp. 3,173 17,451
#*Soho House & Co., Inc. 2,164 19,260
#*Solid Power, Inc. 520 3,266
#Somnigroup International, Inc. 16,410 1,301,969
Sonic Automotive, Inc., Class A 2,012 127,822
*Sonos, Inc. 6,073 104,273
*Sportsman's Warehouse
Holdings, Inc. 4,030 9,954
Standard Motor Products, Inc. 2,152 79,904
Starbucks Corp. 22,393 1,810,922
#Steven Madden, Ltd. 1,473 49,949
*Stitch Fix, Inc., Class A 11,157 46,748
*Stoneridge, Inc. 3,300 22,473
Strategic Education, Inc. 2,529 192,153
*Strattec Security Corp. 242 14,849
#*Stride, Inc. 3,988 271,344
Sturm Ruger & Co., Inc. 1,419 60,180
Superior Group of Cos., Inc. 4 37
*Sypris Solutions, Inc. 2,984 5,938
Tandy Leather Factory, Inc. 1,058 3,227
Tapestry, Inc. 17,123 1,880,448
*Target Hospitality Corp. 1,400 10,766
*Taylor Morrison Home Corp. 8,889 526,851
*Tesla, Inc. 37,068 16,923,766
Texas Roadhouse, Inc. 4,550 744,289
#Thor Industries, Inc. 4,091 426,896
*Tile Shop Holdings, Inc. 3,520 22,035
TJX Cos., Inc. (The) 35,959 5,039,294
Toll Brothers, Inc. 6,400 863,680
#*TopBuild Corp. 2,035 859,747
*Topgolf Callaway Brands Corp. 26,272 247,220
Tractor Supply Co. 21,157 1,144,805
Travel + Leisure Co. 4,758 298,707
*Tri Pointe Homes, Inc. 8,018 255,373
*Udemy, Inc. 2,631 14,984
*Ulta Beauty, Inc. 3,398 1,766,552
#*Under Armour, Inc., Class A 21,876 100,848
#*Under Armour, Inc., Class C 11,225 49,839
*Unifi, Inc. 420 1,873
#*United Parks & Resorts, Inc. 3,427 165,867
*Universal Technical Institute, Inc. 6,296 187,117
*Urban Outfitters, Inc. 8,680 560,815
#Vail Resorts, Inc. 4,607 683,356
*Valvoline, Inc. 7,885 260,284
VF Corp. 17,057 239,480
*Victoria's Secret & Co. 16,450 579,862
*Vince Holding Corp. 256 730
Visteon Corp. 3,580 383,633
*Warby Parker, Inc., Class A 3,774 73,933

30
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Wayfair, Inc., Class A 5,607 $ 580,381
Wendy's Co. (The) 2,381 20,334
Weyco Group, Inc. 4 115
Whirlpool Corp. 2,910 208,443
Williams-Sonoma, Inc. 9,926 1,929,019
#Wingstop, Inc. 1,438 311,514
Winmark Corp. 208 83,859
Wolverine World Wide, Inc. 13,107 297,529
#Wyndham Hotels & Resorts, Inc. 5,895 432,870
Wynn Resorts, Ltd. 5,341 635,526
*XPEL, Inc. 1,819 62,028
*YETI Holdings, Inc. 8,368 284,428
Yum! Brands, Inc. 7,250 1,002,023
*Zumiez, Inc. 1,435 31,068
TOTAL CONSUMER
DISCRETIONARY 236,801,790
CONSUMER STAPLES — (4.8%)
Albertsons Cos., Inc., Class A 65,918 1,166,089
Alico, Inc. 604 21,267
Altria Group, Inc. 31,000 1,747,780
Andersons, Inc. (The) 2,487 115,173
Archer-Daniels-Midland Co. 29,046 1,758,154
*AXIL Brands, Inc. 210 1,174
#B&G Foods, Inc. 3,141 12,564
*BellRing Brands, Inc. 794 23,923
*BJ's Wholesale Club Holdings,
Inc. 12,219 1,078,449
*Boston Beer Co., Inc. (The),
Class A 719 148,826
*Bridgford Foods Corp. 1,436 11,445
#Brown-Forman Corp., Class B 877 23,881
Bunge Global SA 4,196 396,942
Calavo Growers, Inc. 1,146 25,453
Cal-Maine Foods, Inc. 4,804 421,791
#Campbell's Co. (The) 6,686 201,449
Casey's General Stores, Inc. 2,587 1,327,623
*Celsius Holdings, Inc. 8,960 539,661
*Central Garden & Pet Co. 804 24,659
*Central Garden & Pet Co., Class
A 5,435 151,147
*Chefs' Warehouse, Inc. (The) 3,245 191,455
Church & Dwight Co., Inc. 19,419 1,702,852
Clorox Co. (The) 4,919 553,191
Coca-Cola Co. (The) 123,874 8,534,919
Coca-Cola Consolidated, Inc. 7,667 999,623
*Coffee Holding Co., Inc. 1,380 5,630
Colgate-Palmolive Co. 22,120 1,704,346
Conagra Brands, Inc. 5,866 100,837
Constellation Brands, Inc., Class
A 6,796 892,858
Costco Wholesale Corp. 11,897 10,843,521
*Darling Ingredients, Inc. 11,560 370,498
Dole PLC 9,405 119,820
Dollar General Corp. 16,892 1,666,565
#*Dollar Tree, Inc. 17,833 1,767,607
Edgewell Personal Care Co. 2,967 57,530
#*elf Beauty, Inc. 2,380 290,693
Energizer Holdings, Inc. 4,428 102,862
Shares Value†
CONSUMER STAPLES — (Continued)
#Estee Lauder Cos., Inc. (The) 1,401 $ 135,463
*Farmer Bros Co. 8 14
#*FitLife Brands, Inc. 630 12,046
Flowers Foods, Inc. 15,292 182,434
Fresh Del Monte Produce, Inc. 4,343 153,525
General Mills, Inc. 28,968 1,350,199
*Grocery Outlet Holding Corp. 12,960 176,386
*Herbalife, Ltd. 5,459 43,672
Hershey Co. (The) 8,031 1,362,299
*HF Foods Group, Inc. 3,403 7,350
*Honest Co., Inc. (The) 6,852 23,365
Hormel Foods Corp. 35,756 771,972
Ingles Markets, Inc., Class A 1,544 106,690
Ingredion, Inc. 5,236 604,287
Interparfums, Inc. 2,127 189,622
J&J Snack Foods Corp. 753 63,741
J.M. Smucker Co. (The) 8,920 923,666
John B. Sanfilippo & Son, Inc. 527 33,085
Kenvue, Inc. 82,740 1,188,974
Keurig Dr Pepper, Inc. 60,097 1,632,235
Kimberly-Clark Corp. 13,150 1,574,187
Kraft Heinz Co. (The) 45,434 1,123,583
Kroger Co. (The) 52,894 3,365,645
*Laird Superfood, Inc. 764 3,782
Lamb Weston Holdings, Inc. 10,195 629,337
#Lifevantage Corp. 1,185 9,705
*Lifeway Foods, Inc. 1,098 26,341
Limoneira Co. 1,304 18,426
*Mama's Creations, Inc. 2,100 22,239
*Mannatech, Inc. 1,200 11,808
*Maplebear, Inc. 19,856 731,892
Marzetti Co. (The) 1,768 277,205
McCormick & Co., Inc. 16,936 1,086,614
McCormick & Co., Inc. 31 1,983
*Mission Produce, Inc. 6,224 71,700
Molson Coors Beverage Co.,
Class B 14,479 633,022
Mondelez International, Inc.,
Class A 33,652 1,933,644
*Monster Beverage Corp. 38,790 2,592,336
*National Beverage Corp. 4,639 158,979
Natural Grocers by Vitamin
Cottage, Inc. 2,415 77,497
Natural Health Trends Corp. 998 4,401
*Nature's Sunshine Products, Inc. 6 81
Nu Skin Enterprises, Inc., Class A 1,145 12,274
Oil-Dri Corp. of America 747 41,376
PepsiCo, Inc. 54,402 7,947,588
*Performance Food Group Co. 9,203 890,298
Philip Morris International, Inc. 46,048 6,646,108
Pilgrim's Pride Corp. 11,650 443,865
*Post Holdings, Inc. 6,601 686,042
PriceSmart, Inc. 2,531 290,913
Procter & Gamble Co. (The) 78,986 11,877,125
Reynolds Consumer Products,
Inc. 13,019 318,184
Seaboard Corp. 56 188,719
*Seneca Foods Corp., Class A 516 55,643

31
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Simply Good Foods Co. (The) 5,188 $ 101,529
*Sprouts Farmers Market, Inc. 4,689 370,243
Sysco Corp. 23,537 1,748,328
Target Corp. 16,934 1,570,120
#Tootsie Roll Industries, Inc. 2,853 100,682
*TreeHouse Foods, Inc. 874 15,907
Turning Point Brands, Inc. 2,157 193,914
Tyson Foods, Inc., Class A 23,332 1,199,498
*United Natural Foods, Inc. 9,999 376,462
United-Guardian, Inc. 524 3,757
Universal Corp. 3,050 154,574
*US Foods Holding Corp. 17,676 1,283,631
*USANA Health Sciences, Inc. 1,500 31,725
Utz Brands, Inc. 7,468 78,638
Village Super Market, Inc., Class
A 804 25,221
*Vita Coco Co., Inc. (The) 4,646 191,322
#*Vital Farms, Inc. 2,973 97,663
Walmart, Inc. 113,993 11,533,812
WD-40 Co. 702 136,385
Weis Markets, Inc. 2,809 177,922
*Willamette Valley Vineyards, Inc. 995 3,184
*Zevia PBC, Class A 5,842 13,787
TOTAL CONSUMER STAPLES 111,224,128
ENERGY — (4.1%)
*Amplify Energy Corp. 5,500 24,970
Antero Midstream Corp. 29,722 512,704
*Antero Resources Corp. 31,378 969,894
#APA Corp. 21,321 482,921
Archrock, Inc. 15,521 392,216
#Atlas Energy Solutions, Inc. 3,885 48,096
Baker Hughes Co. 43,734 2,117,163
Berry Corp. 4,200 14,154
*Bristow Group, Inc. 2,332 94,912
Cactus, Inc., Class A 3,394 149,913
California Resources Corp. 8,599 405,615
#*Centrus Energy Corp., Class A 1,137 417,802
Cheniere Energy, Inc. 13,193 2,796,916
Chevron Corp. 78,617 12,399,473
Chord Energy Corp. 1,231 111,676
Civitas Resources, Inc. 4,799 138,355
*Clean Energy Fuels Corp. 19,900 56,914
#*CNX Resources Corp. 14,374 483,829
#*Comstock Resources, Inc. 18,852 353,475
*Comstock, Inc. 9,200 28,520
ConocoPhillips 68,973 6,128,941
#Core Laboratories, Inc. 1,986 31,657
Core Natural Resources, Inc. 1,668 131,772
Coterra Energy, Inc. 62,295 1,473,900
#Crescent Energy Co., Class A 28,209 237,802
*CVR Energy, Inc. 6,016 214,109
Delek US Holdings, Inc. 1,180 44,557
Devon Energy Corp. 59,750 1,941,277
DHT Holdings, Inc. 17,232 228,841
Diamondback Energy, Inc. 10,482 1,500,918
Dorian LPG, Ltd. 3,659 105,562
DT Midstream, Inc. 7,338 803,438
Shares Value†
ENERGY — (Continued)
#Energy Services of America
Corp. 10 $ 110
EOG Resources, Inc. 36,550 3,868,452
Epsilon Energy, Ltd. 8 38
EQT Corp. 19,660 1,053,383
Evolution Petroleum Corp. 3,000 13,140
Excelerate Energy, Inc., Class A 1,182 30,626
Expand Energy Corp. 10,384 1,072,771
*Expro Group Holdings NV 3,221 43,741
Exxon Mobil Corp. 170,091 19,451,607
*Forum Energy Technologies, Inc. 688 18,425
FutureFuel Corp. 4,300 16,899
Granite Ridge Resources, Inc. 9,880 52,166
*Gulf Island Fabrication, Inc. 6 47
*Gulfport Energy Corp. 1,778 330,726
Halliburton Co. 18,812 504,914
HF Sinclair Corp. 10,837 559,189
*Innovex International, Inc. 3,193 64,084
International Seaways, Inc. 6,022 308,507
Kinder Morgan, Inc. 107,508 2,815,635
#Kinetik Holdings, Inc. 2,537 97,700
#Kodiak Gas Services, Inc. 11,723 432,344
Liberty Energy, Inc. 2,008 36,365
#Magnolia Oil & Gas Corp., Class
A 28,202 633,417
Marathon Petroleum Corp. 16,431 3,202,566
Matador Resources Co. 7,795 307,591
#Mexco Energy Corp. 682 6,274
#*MIND Technology, Inc. 1,069 11,770
#Murphy Oil Corp. 8,335 235,880
NACCO Industries, Inc., Class A 411 17,377
*National Energy Services
Reunited Corp. 3,216 40,586
Natural Gas Services Group, Inc. 604 16,815
*NCS Multistage Holdings, Inc. 669 24,552
Noble Corp. PLC 8,190 240,376
#Nordic American Tankers, Ltd. 11,649 42,868
#Northern Oil & Gas, Inc. 6,327 140,017
NOV, Inc. 19,175 279,955
Occidental Petroleum Corp. 53,286 2,195,383
*Oceaneering International, Inc. 9,879 230,082
*Oil States International, Inc. 4,822 28,787
ONEOK, Inc. 27,104 1,815,968
Ovintiv, Inc. 24,918 934,674
*Par Pacific Holdings, Inc. 3,218 128,656
Patterson-UTI Energy, Inc. 17,596 110,327
PBF Energy, Inc., Class A 8,587 293,418
Peabody Energy Corp. 6,138 168,304
Permian Resources Corp. 71,406 896,859
Phillips 66 17,795 2,422,611
*PrimeEnergy Resources Corp. 116 15,688
Range Resources Corp. 21,012 746,977
Ranger Energy Services, Inc. 1,964 26,985
*REX American Resources Corp. 2,448 78,409
Riley Exploration Permian, Inc. 1,345 34,997
RPC, Inc. 10,407 54,116
SandRidge Energy, Inc. 1,985 23,641
Scorpio Tankers, Inc. 3,881 239,458

32
Dimensional US Core Equity 1 ETF
continued
Shares Value†
ENERGY — (Continued)
*SEACOR Marine Holdings, Inc. 3,900 $ 24,804
*Seadrill, Ltd. 5,904 186,330
Select Water Solutions, Inc. 8,410 97,220
SFL Corp., Ltd. 9,108 67,946
SLB, Ltd. 80,623 2,907,265
Smart Sand, Inc. 4,788 10,294
#Solaris Energy Infrastructure,
Inc. 1,200 63,876
*Stabilis Solutions, Inc. 4 20
*Talos Energy, Inc. 17,893 175,530
Targa Resources Corp. 10,330 1,591,233
TechnipFMC PLC 37,108 1,534,416
Teekay Corp., Ltd. 8,606 82,790
Teekay Tankers, Ltd., Class A 4,605 280,905
*TETRA Technologies, Inc. 11,672 82,404
Texas Pacific Land Corp. 1,055 995,266
*Tidewater, Inc. 3,221 162,950
*Transocean, Ltd. 38,683 148,543
*Uranium Energy Corp. 24,358 368,537
VAALCO Energy, Inc. 8,991 35,335
#*Valaris, Ltd. 3,208 180,033
Valero Energy Corp. 12,721 2,156,973
Viper Energy, Inc., Class A 2,176 81,731
#Vitesse Energy, Inc. 2,197 47,785
Weatherford International PLC 173 12,748
Western Midstream Partners, LP 668 25,030
Williams Cos., Inc. (The) 28,004 1,620,591
World Kinect Corp. 7,329 189,455
TOTAL ENERGY 94,388,555
FINANCIALS — (15.0%)
1st Source Corp. 2,842 168,928
*Acacia Research Corp. 2,782 9,654
Acadian Asset Management, Inc. 1,356 65,224
ACNB Corp. 788 35,602
Affiliated Managers Group, Inc. 2,042 485,914
Affinity Bancshares, Inc. 700 13,279
*Affirm Holdings, Inc. 14,040 1,009,195
Aflac, Inc. 27,091 2,903,884
Alerus Financial Corp. 980 20,698
Allstate Corp. (The) 11,892 2,277,556
Ally Financial, Inc. 17,142 668,024
*AlTi Global, Inc. 6,396 25,200
Amalgamated Financial Corp. 2,664 72,621
*Ambac Financial Group, Inc. 3,700 30,377
Amerant Bancorp, Inc. 3,169 53,144
American Coastal Insurance
Corp. 4,727 55,968
American Express Co. 17,972 6,483,040
American Financial Group, Inc. 6,892 907,539
American International Group,
Inc. 23,753 1,875,537
Ameriprise Financial, Inc. 6,103 2,763,255
Ameris Bancorp 5,149 368,771
AMERISAFE, Inc. 1,083 43,407
AmeriServ Financial, Inc. 3,510 10,705
Ames National Corp. 4 83
Aon PLC, Class A 5,194 1,769,492
Apollo Global Management, Inc. 9,877 1,227,810
Shares Value†
FINANCIALS — (Continued)
Arch Capital Group, Ltd. 16,072 $ 1,387,174
#Ares Management Corp., Class
A 3,763 559,596
Arrow Financial Corp. 1,548 43,174
Arthur J. Gallagher & Co. 3,930 980,496
#Artisan Partners Asset
Management, Inc., Class A 4,298 187,651
Associated Banc-Corp. 22,687 561,957
Assurant, Inc. 5,772 1,222,048
Assured Guaranty, Ltd. 4,431 357,050
Atlantic Union Bankshares Corp. 10,079 327,769
*Atlanticus Holdings Corp. 1,646 90,711
Auburn National Bancorp, Inc. 421 10,921
Axis Capital Holdings, Ltd. 9,665 905,224
*Axos Financial, Inc. 5,259 410,097
*B Riley Financial, Inc. 540 2,700
#*Baldwin Insurance Group, Inc.
(The) 2,739 60,532
Banc of California, Inc. 24,677 418,769
#BancFirst Corp. 2,421 263,550
*Bancorp, Inc. (The) 4,541 296,845
#Bank First Corp. 1,207 147,399
Bank of America Corp. 183,870 9,827,851
Bank of Hawaii Corp. 6,058 393,346
Bank of Marin Bancorp 1,366 35,175
Bank of New York Mellon Corp.
(The) 36,561 3,946,029
Bank of NT Butterfield & Son, Ltd.
(The) 3,552 164,316
Bank of the James Financial
Group, Inc. 508 8,611
Bank OZK 8,073 363,204
Bank7 Corp. 251 10,419
#BankFinancial Corp. 4 44
BankUnited, Inc. 8,059 323,005
Bankwell Financial Group, Inc. 573 24,840
Banner Corp. 3,875 234,011
Bar Harbor Bankshares 966 28,333
BayCom Corp. 577 15,729
BCB Bancorp, Inc. 758 6,019
Beacon Financial Corp. 9,029 219,766
*Berkshire Hathaway, Inc., Class
B 47,755 22,804,923
BGC Group, Inc., Class A 21,087 192,735
Blackrock, Inc. 2,733 2,959,320
Blackstone, Inc. 14,014 2,055,013
*Block, Inc. 19,807 1,504,144
*Blue Foundry Bancorp 8 66
*Blue Ridge Bankshares, Inc. 4,638 20,778
BOK Financial Corp. 4,507 471,342
Bread Financial Holdings, Inc. 6,218 389,558
*Bridgewater Bancshares, Inc. 733 12,065
*Brighthouse Financial, Inc. 8,291 473,167
*Broadway Financial Corp. 750 4,665
Brown & Brown, Inc. 9,515 758,726
Burke & Herbert Financial
Services Corp. 536 31,549
Business First Bancshares, Inc. 2,309 56,617
*BV Financial, Inc. 710 11,573

33
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Byline Bancorp, Inc. 4,513 $ 120,678
C&F Financial Corp. 244 16,692
#Cadence Bank 17,256 651,241
*California Bancorp 6 111
Camden National Corp. 1,370 52,265
*Cantaloupe, Inc. 4,553 48,080
Capital Bancorp, Inc. 776 21,569
Capital City Bank Group, Inc. 1,280 49,792
Capital One Financial Corp. 13,071 2,875,489
Capitol Federal Financial, Inc. 12,477 75,361
Carlyle Group, Inc. (The) 26,545 1,415,379
*Carter Bankshares, Inc. 1,557 26,594
*Carver Bancorp, Inc. 3,899 10,839
Cass Information Systems, Inc. 1,301 51,429
Cathay General Bancorp 6,356 288,880
CB Financial Services, Inc. 8 259
Cboe Global Markets, Inc. 7,565 1,858,267
Central Pacific Financial Corp. 2,301 65,602
CF Bankshares, Inc. 548 12,714
Charles Schwab Corp. (The) 45,040 4,257,181
Chemung Financial Corp. 485 24,575
ChoiceOne Financial Services,
Inc. 1,167 33,423
Chubb, Ltd. 7,217 1,998,676
Cincinnati Financial Corp. 9,405 1,453,919
Citigroup, Inc. 39,565 4,005,165
Citizens & Northern Corp. 508 9,835
Citizens Community Bancorp, Inc. 4 63
Citizens Financial Group, Inc. 34,738 1,767,122
Citizens Financial Services, Inc. 278 15,232
City Holding Co. 1,359 160,199
Civista Bancshares, Inc. 1,431 30,809
CME Group, Inc. 5,075 1,347,362
CNB Financial Corp. 985 24,231
CNO Financial Group, Inc. 7,053 282,261
*Coastal Financial Corp. 1,039 110,653
#Cohen & Steers, Inc. 2,874 196,352
*Coinbase Global, Inc., Class A 10,216 3,512,056
Colony Bankcorp, Inc. 1,318 21,075
Columbia Banking System, Inc. 25,351 679,407
*Columbia Financial, Inc. 7,424 109,504
Comerica, Inc. 15,981 1,222,546
Commerce Bancshares, Inc. 9,752 513,248
Community Financial System, Inc. 4,676 259,424
Community Trust Bancorp, Inc. 1,366 69,932
Community West Bancshares 560 11,861
ConnectOne Bancorp, Inc. 4,696 112,986
*Consumer Portfolio Services,
Inc. 8 67
Corebridge Financial, Inc. 59,098 1,924,231
*Corpay, Inc. 6,270 1,632,394
Crawford & Co., Class A 8 87
Crawford & Co., Class B 8 80
#*Credit Acceptance Corp. 717 320,743
Cullen/Frost Bankers, Inc. 4,293 528,640
*Customers Bancorp, Inc. 5,590 375,201
CVB Financial Corp. 11,357 208,628
*Dave, Inc. 784 187,627
Shares Value†
FINANCIALS — (Continued)
Diamond Hill Investment Group,
Inc. 292 $ 37,478
DigitalBridge Group, Inc. 3,625 42,884
Dime Community Bancshares,
Inc. 4,142 108,727
Donegal Group, Inc., Class A 2,346 43,988
*Donnelley Financial Solutions,
Inc. 1,966 90,338
Eagle Bancorp Montana, Inc. 4 65
Eagle Bancorp, Inc. 2,589 43,366
Eagle Financial Services, Inc. 431 15,607
East West Bancorp, Inc. 10,697 1,086,815
Eastern Bankshares, Inc. 18,869 330,774
*eHealth, Inc. 5,526 28,680
Employers Holdings, Inc. 2,667 101,693
Enact Holdings, Inc. 2,069 73,905
*Encore Capital Group, Inc. 2,483 103,243
*Enova International, Inc. 2,188 261,619
Enterprise Financial Services
Corp. 3,924 205,500
Equitable Holdings, Inc. 22,360 1,104,584
Equity Bancshares, Inc., Class A 1,250 50,637
#Erie Indemnity Co., Class A 2,711 793,347
Esquire Financial Holdings, Inc. 425 39,865
Essent Group, Ltd. 8,753 530,169
*Euronet Worldwide, Inc. 5,465 414,586
Evercore, Inc. 2,069 609,445
Everest Group, Ltd. 2,994 941,673
EVERTEC, Inc. 5,032 143,261
*EZCORP, Inc., Class A 5,045 92,071
F&G Annuities & Life, Inc. 1,797 53,281
FactSet Research Systems, Inc. 3,217 858,296
Farmers & Merchants Bancorp,
Inc. 4 96
Farmers National Banc Corp. 2,211 28,699
*FB Bancorp, Inc. 1,159 14,047
#FB Financial Corp. 4,804 259,464
Federal Agricultural Mortgage
Corp., Class C 1,289 204,487
Federated Hermes, Inc. 7,744 375,429
Fidelis Insurance Holdings, Ltd. 11,386 204,720
Fidelity National Financial, Inc. 19,450 1,074,418
Fidelity National Information
Services, Inc. 17,034 1,064,966
*Fifth District Bancorp, Inc. 765 10,213
Fifth Third Bancorp 24,358 1,013,780
#*Finance Of America Cos., Inc.,
Class A 970 21,340
Financial Institutions, Inc. 1,238 35,196
Finward Bancorp 528 18,559
*Finwise Bancorp 777 14,911
First American Financial Corp. 9,744 609,097
First Bancorp 5,150 249,981
First Bancorp 12,441 242,475
First Bancorp, Inc. (The) 4 99
First Bank 1,332 20,806
First Busey Corp. 7,226 161,573
First Business Financial Services,
Inc. 629 31,834

34
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Capital, Inc. 25 $ 1,076
First Citizens BancShares, Inc.,
Class A 786 1,434,309
First Commonwealth Financial
Corp. 12,060 184,397
First Community Bankshares, Inc. 1,572 50,838
First Community Corp. 4 107
First Financial Bancorp 10,949 256,316
First Financial Bankshares, Inc. 8,383 258,951
First Financial Corp. 1,016 54,173
*First Financial Northwest, Inc. 4 5
*First Foundation, Inc. 6,022 32,760
First Hawaiian, Inc. 11,018 270,272
First Horizon Corp. 52,932 1,130,628
First Internet Bancorp 4 71
First Interstate BancSystem, Inc.,
Class A 8,907 278,344
First Merchants Corp. 6,496 230,478
First Mid Bancshares, Inc. 1,875 66,994
First National Corp. 613 13,805
First Savings Financial Group,
Inc. 4 118
First United Corp. 543 18,750
First US Bancshares, Inc. 714 9,189
*First Western Financial, Inc. 753 17,387
FirstCash Holdings, Inc. 4,470 708,495
*FirstSun Capital Bancorp 1,496 50,924
*Fiserv, Inc. 17,565 1,171,410
Five Star Bancorp 1,447 51,383
#Flagstar Bank NA 33,565 383,312
Flushing Financial Corp. 2,277 31,127
*Flywire Corp. 4,826 64,282
FNB Corp. 37,019 581,939
Franklin Financial Services Corp. 443 20,068
Franklin Resources, Inc. 29,149 659,059
FS Bancorp, Inc. 326 12,613
Fulton Financial Corp. 16,844 292,580
FVCBankcorp, Inc. 807 9,862
#*GBank Financial Holdings, Inc. 782 28,363
#GCM Grosvenor, Inc., Class A 2,933 33,759
*Genworth Financial, Inc. 60,736 512,612
German American Bancorp, Inc. 2,939 113,269
Glacier Bancorp, Inc. 9,914 404,987
Glen Burnie Bancorp 2,053 9,526
Global Payments, Inc. 18,525 1,440,504
Globe Life, Inc. 7,404 973,700
*GoHealth, Inc., Class A 1,669 6,609
Goldman Sachs Group, Inc. (The) 10,161 8,020,789
Goosehead Insurance, Inc., Class
A 921 63,245
Great Southern Bancorp, Inc. 912 50,798
*Green Dot Corp., Class A 4,097 47,566
Greene County Bancorp, Inc. 4 88
*Greenlight Capital Re, Ltd.,
Class A 2,888 35,003
Guild Holdings Co., Class A 280 5,566
*Hagerty, Inc., Class A 1,000 11,220
*Hamilton Insurance Group, Ltd.,
Class B 3,058 72,383
Shares Value†
FINANCIALS — (Continued)
Hamilton Lane, Inc., Class A 1,570 $ 178,917
Hancock Whitney Corp. 5,878 335,693
Hanmi Financial Corp. 3,037 80,177
#Hanover Bancorp, Inc. 422 8,740
Hanover Insurance Group, Inc.
(The) 2,555 436,598
#HarborOne Bancorp, Inc. 2,452 29,669
Hartford Insurance Group, Inc.
(The) 17,337 2,152,909
Hawthorn Bancshares, Inc. 4 121
HBT Financial, Inc. 2,558 62,390
HCI Group, Inc. 1,100 224,411
Hennessy Advisors, Inc. 1,243 12,119
Heritage Commerce Corp. 4,458 46,363
Heritage Financial Corp. 3,656 81,127
*Heritage Insurance Holdings, Inc. 4,190 99,010
*Hippo Holdings, Inc. 1,790 65,836
Home Bancorp, Inc. 226 12,012
Home BancShares, Inc. 16,392 437,830
Home Federal Bancorp, Inc. of
Louisiana 820 13,382
HomeTrust Bancshares, Inc. 1,462 57,471
Hope Bancorp, Inc. 14,708 154,287
Horace Mann Educators Corp. 3,893 174,056
Horizon Bancorp, Inc. 3,352 52,291
Houlihan Lokey, Inc. 3,061 548,164
Huntington Bancshares, Inc. 134,046 2,069,670
IF Bancorp, Inc. 706 18,169
Independent Bank Corp. 2,017 60,954
Independent Bank Corp. 4,765 320,637
Interactive Brokers Group, Inc. 5,744 404,148
Intercontinental Exchange, Inc. 19,743 2,888,203
International Bancshares Corp. 5,907 392,107
Invesco, Ltd. 59,242 1,404,035
Investar Holding Corp. 4 95
Investors Title Co. 131 33,875
Jack Henry & Associates, Inc. 4,985 742,466
Jackson Financial, Inc., Class A 7,437 749,724
James River Group Holdings, Ltd. 3,818 19,472
Janus Henderson Group PLC 12,294 535,527
Jefferies Financial Group, Inc. 12,689 670,360
JPMorgan Chase & Co. 98,404 30,615,452
Kearny Financial Corp. 3,277 20,940
Kemper Corp. 8,743 393,348
*Kentucky First Federal Bancorp 905 3,629
KeyCorp 80,496 1,415,925
Kingstone Cos., Inc. 1,790 26,098
#Kinsale Capital Group, Inc. 1,548 618,380
KKR & Co., Inc. 9,100 1,076,803
Lake Shore Bancorp, Inc. 5 69
Lakeland Financial Corp. 2,994 170,808
Landmark Bancorp, Inc. 300 7,707
Lazard, Inc. 7,431 362,633
LCNB Corp. 4 61
#*Lemonade, Inc. 4,286 257,503
*LendingClub Corp. 19,373 336,896
*LendingTree, Inc. 1,160 74,240
Lincoln National Corp. 22,281 935,802

35
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
LINKBANCORP, Inc. 1,499 $ 10,538
Live Oak Bancshares, Inc. 4,610 143,555
Loews Corp. 14,320 1,425,699
LPL Financial Holdings, Inc. 4,551 1,717,138
M&T Bank Corp. 5,272 969,363
Magyar Bancorp, Inc. 711 12,265
MainStreet Bancshares, Inc. 661 12,262
*Markel Group, Inc. 463 914,207
MarketAxess Holdings, Inc. 2,606 417,116
MarketWise, Inc. 481 8,167
*Marqeta, Inc., Class A 40,392 182,976
Marsh & McLennan Cos., Inc. 11,464 2,042,312
Mastercard, Inc., Class A 24,812 13,695,976
*Mechanics Bancorp 1,087 14,555
Mercantile Bank Corp. 1,277 55,996
Merchants Bancorp 3,453 107,699
Mercury General Corp. 4,511 348,700
Meridian Corp. 4 57
MetLife, Inc. 55,503 4,430,249
Metrocity Bankshares, Inc. 1,887 48,326
Metropolitan Bank Holding Corp. 918 60,836
MGIC Investment Corp. 16,891 463,151
Mid Penn Bancorp, Inc. 1,577 44,866
Middlefield Banc Corp. 4 130
Midland States Bancorp, Inc. 1,500 21,960
MidWestOne Financial Group,
Inc. 1,449 53,599
Moelis & Co., Class A 4,051 256,550
Moody's Corp. 3,455 1,659,436
Morgan Stanley 41,739 6,845,196
Morningstar, Inc. 972 206,356
MSCI, Inc. 2,564 1,509,042
MVB Financial Corp. 4 102
Nasdaq, Inc. 23,405 2,000,893
National Bank Holdings Corp.,
Class A 4,435 158,152
National Bankshares, Inc. 121 3,464
Navient Corp. 9,220 112,761
NBT Bancorp, Inc. 5,748 232,622
*NCR Atleos Corp. 4,803 177,231
Nelnet, Inc., Class A 1,703 219,772
*NerdWallet, Inc., Class A 2,484 28,988
*NI Holdings, Inc. 882 11,642
Nicolet Bankshares, Inc. 1,466 173,193
*NMI Holdings, Inc. 6,173 224,882
Northeast Bank 695 59,965
Northeast Community Bancorp,
Inc. 440 8,642
Northern Trust Corp. 20,940 2,694,350
Northfield Bancorp, Inc. 4,114 42,045
Northrim Bancorp, Inc. 1,592 34,992
Northwest Bancshares, Inc. 16,040 187,828
Norwood Financial Corp. 587 15,620
Oak Valley Bancorp 408 11,130
OceanFirst Financial Corp. 6,114 111,153
OFG Bancorp 3,845 148,648
Ohio Valley Banc Corp. 201 7,035
Old National Bancorp 40,840 834,361
Shares Value†
FINANCIALS — (Continued)
Old Republic International Corp. 21,378 $ 843,576
Old Second Bancorp, Inc. 3,753 67,366
OneMain Holdings, Inc. 8,500 503,115
*Onity Group, Inc. 534 20,009
OP Bancorp 1,041 13,897
*Oportun Financial Corp. 2,054 10,948
Oppenheimer Holdings, Inc.,
Class A 890 62,086
OppFi, Inc. 2,424 23,634
*OptimumBank Holdings, Inc. 2,536 10,372
Orange County Bancorp, Inc. 492 12,029
Origin Bancorp, Inc. 3,502 121,379
Orrstown Financial Services, Inc. 1,351 44,961
#*Oscar Health, Inc., Class A 15,703 282,654
*Palomar Holdings, Inc. 1,865 212,629
Park National Corp. 1,151 175,171
Parke Bancorp, Inc. 630 13,614
Pathfinder Bancorp, Inc. 717 10,970
Pathward Financial, Inc. 2,434 165,658
*Paymentus Holdings, Inc., Class
A 974 27,856
*Payoneer Global, Inc. 25,673 148,647
*PayPal Holdings, Inc. 46,835 3,244,260
*Paysafe, Ltd. 1,891 20,820
*Paysign, Inc. 20 103
*PB Bankshares, Inc. 662 13,134
PCB Bancorp 4 84
Peapack-Gladstone Financial
Corp. 1,608 40,682
PennyMac Financial Services,
Inc. 4,344 546,519
Peoples Bancorp of North
Carolina, Inc. 700 20,601
Peoples Bancorp, Inc. 3,827 109,452
Peoples Financial Services Corp. 521 23,205
Perella Weinberg Partners 4,348 81,221
Pinnacle Financial Partners, Inc. 8,962 763,652
*Pioneer Bancorp, Inc. 958 12,588
Piper Sandler Cos. 1,041 332,350
#PJT Partners, Inc., Class A 804 129,532
Plumas Bancorp 4 164
PNC Financial Services Group,
Inc. (The) 14,918 2,723,281
*Ponce Financial Group, Inc. 1,066 15,041
Popular, Inc. 4,960 552,891
*PRA Group, Inc. 2,900 39,759
Preferred Bank/Los Angeles CA 1,146 103,426
Primerica, Inc. 2,994 778,051
Primis Financial Corp. 8 87
Princeton Bancorp, Inc. 389 12,090
Principal Financial Group, Inc. 17,847 1,499,862
*Priority Technology Holdings,
Inc. 2,817 19,606
*ProAssurance Corp. 4,090 97,955
PROG Holdings, Inc. 3,448 99,751
Progressive Corp. (The) 18,281 3,765,886
Prosperity Bancshares, Inc. 7,526 495,361
*Provident Bancorp, Inc. 1,581 20,158
Provident Financial Holdings, Inc. 4 62

36
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Provident Financial Services, Inc. 14,312 $ 261,766
Prudential Financial, Inc. 13,113 1,363,752
QCR Holdings, Inc. 1,826 135,836
Radian Group, Inc. 48 1,629
Raymond James Financial, Inc. 7,362 1,168,129
RBB Bancorp 1,404 26,157
Red River Bancshares, Inc. 4 264
Regional Management Corp. 738 29,040
Regions Financial Corp. 70,953 1,717,063
Reinsurance Group of America,
Inc. 3,450 629,487
*Remitly Global, Inc. 13,861 222,330
RenaissanceRe Holdings, Ltd. 3,602 915,232
Renasant Corp. 6,556 220,478
Republic Bancorp, Inc., Class A 1,238 81,584
*Rhinebeck Bancorp, Inc. 1,264 12,627
Richmond Mutual Bancorp, Inc. 4 53
Riverview Bancorp, Inc. 1,900 9,842
RLI Corp. 6,505 383,535
*Robinhood Markets, Inc., Class
A 26,178 3,842,407
Rocket Cos., Inc., Class A 1,845 30,738
#*Root, Inc., Class A 993 79,956
S&P Global, Inc. 6,380 3,108,400
S&T Bancorp, Inc. 4,589 168,141
Safety Insurance Group, Inc. 1,622 111,480
SB Financial Group, Inc. 4 78
Seacoast Banking Corp. of
Florida 4,850 146,955
*Security National Financial
Corp., Class A 4 32
SEI Investments Co. 9,388 756,767
Selective Insurance Group, Inc. 5,750 433,205
*Selectquote, Inc. 9,300 19,344
ServisFirst Bancshares, Inc. 4,026 282,907
*Sezzle, Inc. 2,379 155,943
#*Shift4 Payments, Inc., Class A 2,089 144,350
Shore Bancshares, Inc. 2,284 35,653
Sierra Bancorp 1,104 31,773
Silvercrest Asset Management
Group, Inc., Class A 4 57
Simmons First National Corp.,
Class A 15,132 262,994
*SiriusPoint, Ltd. 13,781 250,814
*Skyward Specialty Insurance
Group, Inc. 4,342 197,952
SLM Corp. 21,132 567,394
SmartFinancial, Inc. 901 31,508
#*SoFi Technologies, Inc. 64,932 1,927,182
Sound Financial Bancorp, Inc. 7 312
South Plains Financial, Inc. 1,281 46,757
*Southern First Bancshares, Inc. 597 26,172
Southern Missouri Bancorp, Inc. 843 44,207
Southside Bancshares, Inc. 2,897 81,464
SOUTHSTATE BANK Corp. 12,476 1,105,997
SR Bancorp, Inc. 991 14,588
State Street Corp. 9,366 1,083,272
Stellar Bancorp, Inc. 6,072 178,699
*Sterling Bancorp, Inc. 2,273 –
Shares Value†
FINANCIALS — (Continued)
Stewart Information Services
Corp. 2,761 $ 188,493
Stifel Financial Corp. 8,938 1,058,527
Stock Yards Bancorp, Inc. 3,254 211,575
*StoneX Group, Inc. 3,575 328,614
Summit State Bank 1,074 11,782
SWK Holdings Corp. 4 65
Synchrony Financial 26,682 1,984,607
Synovus Financial Corp. 15,647 698,482
T. Rowe Price Group, Inc. 17,398 1,783,817
*Texas Capital Bancshares, Inc. 4,287 359,422
TFS Financial Corp. 9,743 129,582
*Third Coast Bancshares, Inc. 671 24,659
Timberland Bancorp, Inc. 4 128
Tiptree, Inc. 2,848 50,438
*Toast, Inc., Class A 10,074 364,074
Tompkins Financial Corp. 1,093 69,362
Towne Bank 7,511 244,183
#TPG, Inc. 4,120 226,765
Tradeweb Markets, Inc., Class A 4,597 484,478
Travelers Cos., Inc. (The) 20,060 5,388,517
TriCo Bancshares 3,769 166,703
*Triumph Financial, Inc. 2,221 120,956
Truist Financial Corp. 61,287 2,735,239
#*Trupanion, Inc. 2,909 116,331
TrustCo Bank Corp. 1,502 56,640
Trustmark Corp. 6,517 242,563
#UMB Financial Corp. 5,703 609,537
Union Bankshares, Inc. 557 12,711
United Bancorp, Inc. 807 10,572
United Bankshares, Inc. 12,724 455,392
United Community Banks, Inc. 11,854 346,137
United Fire Group, Inc. 2,012 60,823
United Security Bancshares 1,493 13,683
Unity Bancorp, Inc. 637 28,926
Universal Insurance Holdings, Inc. 2,002 61,702
Univest Financial Corp. 2,614 76,747
Unum Group 11,579 850,130
#*Upstart Holdings, Inc. 1,054 50,086
US Bancorp 78,043 3,643,047
US Global Investors, Inc., Class A 4,100 10,209
USCB Financial Holdings, Inc. 720 12,427
Valley National Bancorp 58,504 635,938
*Velocity Financial, Inc. 1,892 35,229
Victory Capital Holdings, Inc.,
Class A 6,076 378,353
Virginia National Bankshares
Corp. 332 13,207
Virtu Financial, Inc., Class A 8,620 300,321
Virtus Investment Partners, Inc. 609 99,157
Visa, Inc., Class A 48,844 16,643,105
Voya Financial, Inc. 8,564 637,675
W. R. Berkley Corp. 12,459 888,825
WaFd, Inc. 9,825 285,220
Walker & Dunlop, Inc. 2,390 191,009
Washington Trust Bancorp, Inc. 1,425 38,817
Waterstone Financial, Inc. 811 12,408
Webster Financial Corp. 20,535 1,171,316

37
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Wells Fargo & Co. 114,121 $ 9,925,103
WesBanco, Inc. 5,554 167,175
West Bancorp, Inc. 509 10,826
Westamerica Bancorp 2,504 119,316
#Western Alliance Bancorp 13,597 1,051,728
Western New England Bancorp,
Inc. 4 45
#Western Union Co. (The) 17,025 158,843
Westwood Holdings Group, Inc. 4 67
*WEX, Inc. 3,956 577,101
White Mountains Insurance
Group, Ltd. 220 419,003
Willis Towers Watson PLC 7,611 2,383,004
Wintrust Financial Corp. 5,923 770,108
#WisdomTree, Inc. 10,666 127,565
*World Acceptance Corp. 368 46,909
WSFS Financial Corp. 5,597 291,548
Zions Bancorp NA 17,990 937,459
TOTAL FINANCIALS 347,361,717
HEALTH CARE — (8.5%)
*10X Genomics, Inc., Class A 1,909 26,039
Abbott Laboratories 45,517 5,626,811
AbbVie, Inc. 58,898 12,842,120
*ACADIA Pharmaceuticals, Inc. 13,373 303,567
Acme United Corp. 429 16,306
*AdaptHealth Corp. 10,157 91,311
*Adaptive Biotechnologies Corp. 3,276 56,871
*Addus HomeCare Corp. 2,323 271,535
*ADMA Biologics, Inc. 13,940 215,791
Agilent Technologies, Inc. 11,824 1,730,561
*Agios Pharmaceuticals, Inc. 2,732 118,132
#*Akebia Therapeutics, Inc. 6,918 15,289
*Akero Therapeutics, Inc. 5,712 309,590
*Align Technology, Inc. 3,216 443,422
*Aligos Therapeutics, Inc. 1,172 9,669
*Alkermes PLC 10,803 331,652
*Alnylam Pharmaceuticals, Inc. 2,664 1,214,891
*Altimmune, Inc. 16 65
*American Shared Hospital
Services 2,139 4,834
*American Well Corp., Class A 1,456 7,600
Amgen, Inc. 17,385 5,188,206
*Amneal Pharmaceuticals, Inc. 18,099 195,831
*Amylyx Pharmaceuticals, Inc. 4,500 62,685
*AngioDynamics, Inc. 3,292 39,603
*ANI Pharmaceuticals, Inc. 2,012 182,287
#*Arcellx, Inc. 1,940 175,085
*Arcturus Therapeutics Holdings,
Inc. 504 5,025
#*ARS Pharmaceuticals, Inc. 692 6,200
*Artivion, Inc. 2,973 134,885
*Astrana Health, Inc. 5,090 158,859
*Atara Biotherapeutics, Inc. 437 6,489
*Atea Pharmaceuticals, Inc. 2,900 9,425
*Athira Pharma, Inc. 2,614 10,796
*AtriCure, Inc. 2,627 90,763
*Aura Biosciences, Inc. 3,190 19,555
*Avanos Medical, Inc. 2,040 22,664
Shares Value†
HEALTH CARE — (Continued)
*Avantor, Inc. 3,179 $ 37,576
*Aveanna Healthcare Holdings,
Inc. 7,486 67,748
*Avidity Biosciences, Inc. 3,641 254,324
*Axogen, Inc. 2,264 50,306
*Aytu BioPharma, Inc. 2,147 4,874
*Azenta, Inc. 1,080 32,616
#Baxter International, Inc. 9,797 180,951
#*Beam Therapeutics, Inc. 7,602 190,126
Becton Dickinson & Co. 10,295 1,839,819
*BioLife Solutions, Inc. 3,049 84,976
*BioMarin Pharmaceutical, Inc. 3,927 210,369
*Bio-Rad Laboratories, Inc., Class
A 1,729 552,502
Bio-Techne Corp. 2,654 166,061
*Bioventus, Inc., Class A 3,489 22,853
*Black Diamond Therapeutics,
Inc. 5,803 22,458
*Boston Scientific Corp. 23,705 2,387,568
#*BrightSpring Health Services,
Inc. 13,139 434,244
Bristol-Myers Squibb Co. 105,546 4,862,504
*Brookdale Senior Living, Inc. 18,133 168,093
#*Butterfly Network, Inc. 8,116 21,832
Cardinal Health, Inc. 8,075 1,540,468
*CareCloud, Inc. 4,266 12,585
*CareDx, Inc. 2,341 35,115
#*Caribou Biosciences, Inc. 9,000 21,780
*Castle Biosciences, Inc. 2,155 54,952
*Catalyst Pharmaceuticals, Inc. 15,000 319,050
#*Celldex Therapeutics, Inc. 1,305 34,883
Cencora, Inc. 7,742 2,615,325
*Centene Corp. 4,495 158,988
#*Certara, Inc. 22,546 262,210
#*CG oncology, Inc. 4,611 199,518
*Champions Oncology, Inc. 1,719 11,741
*Charles River Laboratories
International, Inc. 2,622 472,144
Chemed Corp. 1,154 497,720
Cigna Group (The) 8,102 1,980,210
#*Clover Health Investments
Corp. 23,911 84,406
*Codexis, Inc. 1,729 4,098
*Cogent Biosciences, Inc. 4,420 72,046
*Collegium Pharmaceutical, Inc. 3,166 113,976
*Community Health Systems, Inc. 6,184 23,994
Concentra Group Holdings
Parent, Inc. 4,899 97,588
CONMED Corp. 2,946 129,624
*Cooper Cos., Inc. (The) 12,708 888,416
*Corcept Therapeutics, Inc. 5,174 380,134
*CorVel Corp. 1,253 92,659
#*Crinetics Pharmaceuticals, Inc. 146 6,351
*CryoPort, Inc. 5,300 48,972
*Cumberland Pharmaceuticals,
Inc. 700 2,093
CVS Health Corp. 26,394 2,062,691
*Cytek Biosciences, Inc. 6,700 26,130
#*CytomX Therapeutics, Inc. 10,500 37,485

38
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Danaher Corp. 14,399 $ 3,101,257
*DaVita, Inc. 4,165 495,718
*Day One Biopharmaceuticals,
Inc. 2,649 19,709
*Definitive Healthcare Corp. 6,955 19,265
*Denali Therapeutics, Inc. 12,878 209,654
*Design Therapeutics, Inc. 16 107
*Dexcom, Inc. 9,750 567,645
*Dianthus Therapeutics, Inc. 1,352 47,293
*Disc Medicine, Inc. 1,849 159,421
*Doximity, Inc., Class A 6,870 453,420
*Dynavax Technologies Corp. 18,857 193,473
*Edgewise Therapeutics, Inc. 5,365 98,072
*Edwards Lifesciences Corp. 19,557 1,612,475
*Elanco Animal Health, Inc. 48,356 1,071,085
*Electromed, Inc. 371 8,926
Elevance Health, Inc. 6,012 1,907,006
Eli Lilly & Co. 26,502 22,867,516
Embecta Corp. 2,209 29,468
*Emergent BioSolutions, Inc. 1,389 17,335
Encompass Health Corp. 7,573 862,186
*Enhabit, Inc. 2,321 18,870
*Enliven Therapeutics, Inc. 1,830 42,859
*Enovis Corp. 4,572 142,829
Ensign Group, Inc. (The) 4,855 874,385
*Envista Holdings Corp. 23,319 474,542
*Exact Sciences Corp. 13,111 848,151
*Exagen, Inc. 1,831 21,368
*Exelixis, Inc. 22,910 885,930
#*EyePoint Pharmaceuticals, Inc. 3,564 46,653
*FONAR Corp. 694 10,438
*Forian, Inc. 42 94
*Forte Biosciences, Inc. 633 8,191
*Fulcrum Therapeutics, Inc. 3,000 26,250
#*Fulgent Genetics, Inc. 2,266 50,872
GE HealthCare Technologies, Inc. 25,323 1,897,959
Gilead Sciences, Inc. 41,058 4,918,338
*Ginkgo Bioworks Holdings, Inc. 266 3,455
*Glaukos Corp. 817 71,953
*Globus Medical, Inc. 6,676 403,164
#*GRAIL, Inc. 204 18,754
*Haemonetics Corp. 2,922 146,129
*Halozyme Therapeutics, Inc. 8,394 547,205
*Harmony Biosciences Holdings,
Inc. 5,263 150,364
#*Harrow, Inc. 1,778 67,155
HCA Healthcare, Inc. 3,724 1,711,848
*HealthEquity, Inc. 5,655 534,850
HealthStream, Inc. 2,562 63,025
*Henry Schein, Inc. 12,928 817,050
#*Hims & Hers Health, Inc. 9,885 449,372
*Hologic, Inc. 15,790 1,167,039
Humana, Inc. 2,405 669,047
*ICU Medical, Inc. 1,918 230,333
*Ideaya Biosciences, Inc. 2,527 80,510
*IDEXX Laboratories, Inc. 2,446 1,539,781
*Illumina, Inc. 9,353 1,155,470
*ImmuCell Corp. 1,920 11,904
Shares Value†
HEALTH CARE — (Continued)
#*Immunome, Inc. 1,752 $ 28,155
*Incyte Corp. 15,605 1,458,755
*InfuSystem Holdings, Inc. 2,494 25,838
*Innovage Holding Corp. 2,196 9,860
*Innoviva, Inc. 5,782 105,232
*Inogen, Inc. 8 66
*Insmed, Inc. 4,983 944,777
*Insulet Corp. 3,872 1,211,975
*Integer Holdings Corp. 3,113 201,006
*Integra LifeSciences Holdings
Corp. 2,299 27,611
#*Intellia Therapeutics, Inc. 1,903 24,016
*Intuitive Surgical, Inc. 4,603 2,459,291
*IQVIA Holdings, Inc. 9,003 1,948,789
iRadimed Corp. 503 38,635
*Jazz Pharmaceuticals PLC 5,416 745,458
Johnson & Johnson 86,401 16,318,557
*Joint Corp. (The) 16 126
#*KalVista Pharmaceuticals, Inc. 945 10,310
*Kewaunee Scientific Corp. 402 16,812
*Kiniksa Pharmaceuticals
International PLC 2,168 80,238
*Kodiak Sciences, Inc. 3,093 56,061
*Krystal Biotech, Inc. 1,998 394,625
#*Kymera Therapeutics, Inc. 4,062 251,194
Labcorp Holdings, Inc. 6,581 1,671,311
*Lantern Pharma, Inc. 4 16
*Lantheus Holdings, Inc. 689 39,748
LeMaitre Vascular, Inc. 1,429 123,766
*LENSAR, Inc. 4 49
*LENZ Therapeutics, Inc. 1 30
*LifeStance Health Group, Inc. 40,162 196,794
*Ligand Pharmaceuticals, Inc. 1,812 346,654
*Lisata Therapeutics, Inc. 8 22
*LivaNova PLC 6,981 367,410
*MannKind Corp. 4,444 24,842
#*Masimo Corp. 3,435 483,133
McKesson Corp. 2,794 2,266,884
*Medpace Holdings, Inc. 1,950 1,140,574
Medtronic PLC 32,134 2,914,554
Merck & Co., Inc. 39,859 3,427,077
*Merit Medical Systems, Inc. 3,482 304,814
*Mettler-Toledo International, Inc. 563 797,371
*MiMedx Group, Inc. 6,480 49,572
*Mineralys Therapeutics, Inc. 960 39,226
*Molina Healthcare, Inc. 154 23,571
#*Monte Rosa Therapeutics, Inc. 2,649 34,040
*Natera, Inc. 4,854 965,606
National HealthCare Corp. 1,792 214,036
National Research Corp. 1,921 25,665
*Neogen Corp. 5,833 35,990
*Neurocrine Biosciences, Inc. 5,778 827,467
*Nexgel, Inc. 3,356 8,323
*Niagen Bioscience, Inc. 1,050 7,917
*Novocure, Ltd. 3,287 42,106
#*Nutex Health, Inc. 608 74,820
*Nuvalent, Inc., Class A 781 77,569
#*Nuvation Bio, Inc. 23,502 122,680

39
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Olema Pharmaceuticals, Inc. 1,806 $ 16,200
*Omnicell, Inc. 3,963 133,038
*OptimizeRx Corp. 1,159 23,748
*Option Care Health, Inc. 12,010 312,620
#*Oramed Pharmaceuticals, Inc. 4,523 10,810
*OraSure Technologies, Inc. 7,000 19,180
*Organogenesis Holdings, Inc. 9,772 41,531
Organon & Co. 18,613 125,638
*ORIC Pharmaceuticals, Inc. 4,315 56,785
*Orthofix Medical, Inc. 3,200 49,408
*OrthoPediatrics Corp. 1,575 26,523
*Outset Medical, Inc. 779 10,220
*Pacira BioSciences, Inc. 6,433 137,538
*Pediatrix Medical Group, Inc. 10,063 170,769
*Pennant Group, Inc. (The) 1,833 45,330
*Penumbra, Inc. 1,329 302,175
Perrigo Co. PLC 15,484 321,138
#*Personalis, Inc. 6,749 65,060
Pfizer, Inc. 204,748 5,047,038
Phibro Animal Health Corp.,
Class A 2,068 86,980
*Phreesia, Inc. 3,862 87,436
#*Praxis Precision Medicines, Inc. 259 51,479
Premier, Inc., Class A 13,541 380,773
*Prestige Consumer Healthcare,
Inc. 5,071 307,303
*Privia Health Group, Inc. 7,857 190,925
*Progyny, Inc. 7,288 136,358
*Protagonist Therapeutics, Inc. 4,030 316,839
*Protara Therapeutics, Inc. 3,815 19,762
*PTC Therapeutics, Inc. 5,607 383,014
*Pulmatrix, Inc. 1,402 6,842
*Puma Biotechnology, Inc. 3,416 17,422
*Q/C Technologies, Inc. 300 1,185
Quest Diagnostics, Inc. 9,571 1,684,017
*QuidelOrtho Corp. 6,760 182,452
*Quipt Home Medical Corp. 1,412 3,459
*RadNet, Inc. 3,957 300,692
#*Rapid Micro Biosystems, Inc.,
Class A 396 1,184
Regeneron Pharmaceuticals, Inc. 645 420,411
*REGENXBIO, Inc. 4,755 60,721
*Repligen Corp. 3,180 474,011
*Replimune Group, Inc. 2,852 27,750
ResMed, Inc. 5,830 1,439,310
*Revolution Medicines, Inc. 12,392 729,145
#Revvity, Inc. 6,519 610,113
*Rezolute, Inc. 2,131 19,861
*Rigel Pharmaceuticals, Inc. 665 21,001
*Roivant Sciences, Ltd. 53,711 1,073,683
*Sanara Medtech, Inc. 360 10,548
*Savara, Inc. 6,848 28,419
*Schrodinger, Inc. 3,864 81,299
*Seer, Inc. 5,033 11,123
Select Medical Holdings Corp. 9,775 135,188
#*Senseonics Holdings, Inc. 1,171 8,256
#*Sensus Healthcare, Inc. 4 13
*SI-BONE, Inc. 2,610 38,706
Shares Value†
HEALTH CARE — (Continued)
SIGA Technologies, Inc. 3,746 $ 31,017
*Sight Sciences, Inc. 10 51
*SiNtx Technologies, Inc. 3,031 9,669
*Solid Biosciences, Inc. 4 22
*Solventum Corp. 960 66,278
*Sonida Senior Living, Inc. 484 12,536
*Sotera Health Co. 18,695 310,337
STERIS PLC 4,419 1,041,558
#*Stoke Therapeutics, Inc. 3,690 110,848
*Strata Critical Medical, Inc. 3,552 17,867
Stryker Corp. 5,080 1,809,699
#*Summit Therapeutics, Inc. 7,018 132,710
*Supernus Pharmaceuticals, Inc. 9,118 502,675
#*Surgery Partners, Inc. 7,796 170,966
*Surmodics, Inc. 600 16,461
*Tactile Systems Technology, Inc. 1,174 17,692
*Talkspace, Inc. 8,000 25,840
*Taysha Gene Therapies, Inc. 4,760 23,610
*Teladoc Health, Inc. 29,971 258,650
Teleflex, Inc. 918 114,263
#*Tempus AI, Inc. 985 88,502
*Tenet Healthcare Corp. 9,298 1,919,944
*Terns Pharmaceuticals, Inc. 6,733 55,615
#*Theravance Biopharma, Inc. 4,033 59,124
Thermo Fisher Scientific, Inc. 7,833 4,444,366
#*TransMedics Group, Inc. 680 89,447
*Treace Medical Concepts, Inc. 3,025 19,330
*Trevi Therapeutics, Inc. 4,454 51,934
#*TruBridge, Inc. 600 11,532
*Twist Bioscience Corp. 2,710 89,132
#*UFP Technologies, Inc. 544 104,796
*United Therapeutics Corp. 3,906 1,739,850
UnitedHealth Group, Inc. 15,672 5,352,928
Universal Health Services, Inc.,
Class B 3,818 828,544
US Physical Therapy, Inc. 1,748 150,800
Utah Medical Products, Inc. 175 10,167
*Vanda Pharmaceuticals, Inc. 6,317 27,479
*Varex Imaging Corp. 4,000 46,760
*Veeva Systems, Inc., Class A 4,161 1,211,683
#*Ventyx Biosciences, Inc. 7,650 65,254
*Veracyte, Inc. 12,449 449,160
*Vericel Corp. 2,501 87,685
*Vertex Pharmaceuticals, Inc. 3,369 1,433,745
Viatris, Inc. 72,600 752,136
*Vicarious Surgical, Inc. 6 32
*Vir Biotechnology, Inc. 5,854 34,890
*Viridian Therapeutics, Inc. 9,515 224,839
*Vistagen Therapeutics, Inc. 5,491 21,634
*Waters Corp. 4,531 1,584,038
*Waystar Holding Corp. 11,700 419,445
West Pharmaceutical Services,
Inc. 2,595 731,972
*XOMA Royalty Corp. 4 132
Zimmer Biomet Holdings, Inc. 15,865 1,595,384
Zoetis, Inc. 14,702 2,118,411
*Zymeworks, Inc. 6,663 127,163
TOTAL HEALTH CARE 197,564,789

40
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (12.3%)
3M Co. 18,585 $ 3,094,403
A.O. Smith Corp. 10,167 670,920
#AAON, Inc. 4,028 396,315
*AAR Corp. 5,093 428,882
ABM Industries, Inc. 5,877 252,711
ACCO Brands Corp. 4,924 18,514
Acuity, Inc. 2,749 1,003,522
Advanced Drainage Systems, Inc. 4,362 610,898
Aebi Schmidt Holding AG 2,808 31,309
AECOM 9,236 1,240,857
#*AeroVironment, Inc. 1,774 656,220
*AerSale Corp. 1,804 13,386
AGCO Corp. 7,294 752,449
Air Lease Corp. 7,868 502,450
Alamo Group, Inc. 972 173,716
*Alaska Air Group, Inc. 11,540 481,564
Albany International Corp. 2,090 118,252
Alight, Inc., Class A 19,507 56,180
*Allegiant Travel Co. 2,610 162,290
Allegion PLC 6,697 1,110,162
#Allient, Inc. 1,046 57,195
Allison Transmission Holdings,
Inc. 11,244 928,192
*Alpha Pro Tech, Ltd. 1,930 8,782
Alta Equipment Group, Inc. 1,573 9,627
*Amentum Holdings, Inc. 5,223 117,047
*Ameresco, Inc., Class A 1,302 51,455
#*American Airlines Group, Inc. 39,214 514,880
*American Superconductor Corp. 1,401 82,981
*American Woodmark Corp. 656 41,807
AMETEK, Inc. 8,522 1,722,381
*API Group Corp. 27,694 1,019,693
Apogee Enterprises, Inc. 4,253 155,702
Applied Industrial Technologies,
Inc. 3,061 786,952
ArcBest Corp. 24 1,784
#*Archer Aviation, Inc., Class A 6,786 76,139
Arcosa, Inc. 4,516 460,632
Argan, Inc. 1,007 308,353
Armstrong World Industries, Inc. 3,606 686,691
*Art's-Way Manufacturing Co.,
Inc. 4,361 10,772
Astec Industries, Inc. 2,178 101,342
#*Astronics Corp. 2,214 108,885
*ATI, Inc. 11,920 1,179,722
Atkore, Inc. 535 37,049
Atmus Filtration Technologies,
Inc. 4,739 215,530
Automatic Data Processing, Inc. 16,280 4,237,684
#*Avis Budget Group, Inc. 1,125 153,079
*Axon Enterprise, Inc. 1,515 1,109,328
AZZ, Inc. 2,267 226,360
Barrett Business Services, Inc. 1,462 59,167
BGSF, Inc. 1,494 5,005
*Bloom Energy Corp., Class A 9,175 1,212,568
#*Blue Bird Corp. 3,686 184,153
*BlueLinx Holdings, Inc. 684 44,761
*Boeing Co. (The) 17,970 3,612,329
Shares Value†
INDUSTRIALS — (Continued)
Boise Cascade Co. 2,862 $ 201,742
Booz Allen Hamilton Holding
Corp. 7,028 612,560
*Bowman Consulting Group, Ltd. 1,134 49,091
Brady Corp., Class A 2,967 225,225
*BrightView Holdings, Inc. 8,479 104,461
Brink's Co. (The) 2,496 277,455
Broadridge Financial Solutions,
Inc. 3,624 798,730
*Broadwind, Inc. 5,248 12,280
*Builders FirstSource, Inc. 9,181 1,066,557
BWX Technologies, Inc. 5,910 1,262,435
#*Byrna Technologies, Inc. 767 15,532
*CACI International, Inc., Class A 2,465 1,385,946
#*Cadeler A/S, ADR 10 185
#Cadre Holdings, Inc. 2,524 107,169
Carlisle Cos., Inc. 3,474 1,129,224
Carpenter Technology Corp. 3,653 1,153,983
Carrier Global Corp. 36,530 2,173,170
*Casella Waste Systems, Inc. 3,755 332,580
Caterpillar, Inc. 17,760 10,252,138
*CECO Environmental Corp. 3,471 169,697
CH Robinson Worldwide, Inc. 9,479 1,459,671
#*Chart Industries, Inc. 3,805 759,554
*Cimpress PLC 787 54,468
Cintas Corp. 9,037 1,656,211
Civeo Corp. 1,444 30,006
#*Clarivate PLC 28,331 96,325
*Clean Harbors, Inc. 3,940 829,409
CNH Industrial NV 143,922 1,509,742
Comfort Systems USA, Inc. 2,858 2,759,628
#Concentrix Corp. 6,640 267,658
#Concrete Pumping Holdings, Inc. 2,041 13,042
*Conduent, Inc. 11,296 26,884
*Construction Partners, Inc.,
Class A 2,038 233,045
Copa Holdings SA, Class A 3,099 388,026
*Copart, Inc. 37,160 1,598,252
*Core & Main, Inc., Class A 17,865 932,196
*Costamare Bulkers Holdings,
Ltd. 2,331 30,163
Costamare, Inc. 11,659 142,473
Covenant Logistics Group, Inc. 1,208 24,365
*CPI Aerostructures, Inc. 6,300 15,687
CRA International, Inc. 705 134,295
Crane Co. 3,444 654,360
CSG Systems International, Inc. 2,683 209,998
CSW Industrials, Inc. 332 83,139
CSX Corp. 141,723 5,104,862
Cummins, Inc. 6,631 2,902,256
Curtiss-Wright Corp. 2,599 1,548,302
*Custom Truck One Source, Inc. 9,943 58,564
*Dayforce, Inc. 12,249 841,996
Deere & Co. 7,775 3,589,173
Delta Air Lines, Inc. 56,531 3,243,749
Deluxe Corp. 6,610 119,707
*Distribution Solutions Group, Inc. 2,436 66,600
*DNOW, Inc. 15,125 222,338

41
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Donaldson Co., Inc. 10,166 $ 856,486
Douglas Dynamics, Inc. 2,398 72,492
Dover Corp. 10,080 1,829,117
*Ducommun, Inc. 1,358 124,597
*DXP Enterprises, Inc. 1,085 129,820
*Dycom Industries, Inc. 2,177 626,519
Eastern Co. (The) 909 19,407
Eaton Corp. PLC 6,861 2,617,883
EMCOR Group, Inc. 3,708 2,505,792
Emerson Electric Co. 21,442 2,992,660
*Energous Corp. 1,522 11,445
*Energy Recovery, Inc. 2,897 49,568
Enerpac Tool Group Corp. 4,170 171,137
EnerSys 3,776 476,380
Ennis, Inc. 1,831 30,028
Enpro, Inc. 1,759 408,106
*Enviri Corp. 7,796 95,189
Equifax, Inc. 4,609 972,960
ESAB Corp. 3,481 406,650
ESCO Technologies, Inc. 1,316 288,823
Espey Mfg. & Electronics Corp. 201 7,540
*Everus Construction Group, Inc. 3,501 318,206
EVI Industries, Inc. 689 18,562
*Exlservice Holdings, Inc. 9,287 363,122
Expeditors International of
Washington, Inc. 11,464 1,397,462
Exponent, Inc. 1,854 131,282
Fastenal Co. 44,809 1,843,890
Federal Signal Corp. 4,061 479,320
FedEx Corp. 16,149 4,098,939
Ferguson Enterprises, Inc. 12,822 3,186,267
#*First Advantage Corp. 6,155 77,738
Flowserve Corp. 11,331 773,341
*Fluor Corp. 15,097 736,281
Fortive Corp. 20,658 1,039,924
Fortune Brands Innovations, Inc. 10,994 558,495
*Forward Air Corp. 423 7,957
Franklin Electric Co., Inc. 2,950 279,572
*FreightCar America, Inc. 389 3,458
#*Frontier Group Holdings, Inc. 26,705 103,081
FTAI Aviation, Ltd. 4,117 711,829
#FTAI Infrastructure, Inc. 9,202 49,139
*FTI Consulting, Inc. 2,502 412,855
*Fuel Tech, Inc. 6,000 14,880
*Gates Industrial Corp. PLC 18,841 416,009
GATX Corp. 2,958 463,962
GE Vernova, Inc. 3,816 2,232,894
Genco Shipping & Trading, Ltd. 2,776 47,303
*Gencor Industries, Inc. 4 54
*Generac Holdings, Inc. 5,253 882,609
General Dynamics Corp. 4,720 1,627,928
General Electric Co. 18,348 5,668,615
Genpact, Ltd. 12,233 466,689
*Gibraltar Industries, Inc. 3,091 192,847
Global Industrial Co. 2,243 63,746
Gorman-Rupp Co. (The) 2,129 95,741
Graco, Inc. 13,435 1,098,580
*Graham Corp. 504 31,394
Shares Value†
INDUSTRIALS — (Continued)
#Granite Construction, Inc. 3,260 $ 335,487
*Great Lakes Dredge & Dock
Corp. 7,309 82,957
Greenbrier Cos., Inc. (The) 3,198 133,580
Griffon Corp. 2,800 207,228
#*GXO Logistics, Inc. 6,552 368,288
*Hayward Holdings, Inc. 24,005 407,365
*Healthcare Services Group, Inc. 6,793 121,391
Heartland Express, Inc. 4,027 31,411
HEICO Corp. 1,406 446,785
HEICO Corp., Class A 2,166 536,583
Heidrick & Struggles International,
Inc. 1,981 115,631
Helios Technologies, Inc. 1,814 100,423
Herc Holdings, Inc. 2,232 317,056
Hexcel Corp. 4,367 311,804
Hillenbrand, Inc. 554 17,506
*Hillman Solutions Corp. 25,836 238,208
HireQuest, Inc. 311 2,653
#HNI Corp. 6,692 273,837
Honeywell International, Inc. 19,418 3,909,426
Howmet Aerospace, Inc. 16,679 3,435,040
Hub Group, Inc., Class A 7,574 278,950
Hubbell, Inc. 5,870 2,758,900
*Hudson Technologies, Inc. 3,030 27,497
Huntington Ingalls Industries, Inc. 3,477 1,119,664
*Hurco Cos., Inc. 634 11,380
*Huron Consulting Group, Inc. 1,818 298,952
*Hyliion Holdings Corp. 4,937 11,701
Hyster-Yale, Inc. 923 33,173
*IBEX Holdings, Ltd. 897 33,521
ICF International, Inc. 215 17,260
*Ideal Power, Inc. 990 5,554
IDEX Corp. 4,991 855,757
*IES Holdings, Inc. 1,356 531,389
Illinois Tool Works, Inc. 9,721 2,371,146
Ingersoll Rand, Inc. 11,189 854,056
#*Innodata, Inc. 851 63,493
*Innovative Solutions and
Support, Inc. 1,600 15,040
Insperity, Inc. 1,256 55,415
Insteel Industries, Inc. 1,556 48,609
Interface, Inc. 8,508 211,849
ITT, Inc. 4,479 828,929
Jacobs Solutions, Inc. 9,493 1,479,104
*Janus International Group, Inc. 6,833 65,597
JB Hunt Transport Services, Inc. 9,206 1,554,525
#*JetBlue Airways Corp. 54,425 228,585
Johnson Controls International
PLC 25,139 2,875,650
#Kadant, Inc. 865 239,311
Karat Packaging, Inc. 900 21,618
KBR, Inc. 9,960 426,686
Kennametal, Inc. 9,277 203,630
*Kirby Corp. 3,991 412,989
#*Knightscope, Inc., Class A 3,188 16,323
Knight-Swift Transportation
Holdings, Inc. 13,901 627,213
Korn Ferry 4,598 297,491

42
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Kratos Defense & Security
Solutions, Inc. 10,128 $ 917,597
*L.B. Foster Co., Class A 4 110
L3Harris Technologies, Inc. 8,337 2,410,227
Landstar System, Inc. 471 60,491
*Legalzoom.com, Inc. 9,946 99,162
Leidos Holdings, Inc. 14,711 2,802,004
#Lennox International, Inc. 2,646 1,336,230
Leonardo DRS, Inc. 9,830 359,385
*Limbach Holdings, Inc. 696 65,758
Lincoln Electric Holdings, Inc. 3,667 859,728
Lindsay Corp. 791 87,991
*LiqTech International, Inc. 4,296 10,139
*Liquidity Services, Inc. 2,310 55,301
#*Loar Holdings, Inc. 6,639 525,344
Lockheed Martin Corp. 8,097 3,982,752
LSI Industries, Inc. 1,673 38,295
Luxfer Holdings PLC 2,500 30,500
*Lyft, Inc., Class A 17,216 352,239
*Manitowoc Co., Inc. (The) 3,983 40,507
ManpowerGroup, Inc. 3,264 100,074
Marten Transport, Ltd. 6,696 68,634
Masco Corp. 15,051 974,703
*MasTec, Inc. 6,866 1,401,763
*Mastech Digital, Inc. 1,427 9,846
*Masterbrand, Inc. 8,038 101,520
*Matrix Service Co. 2,506 37,640
Matson, Inc. 2,352 237,434
Maximus, Inc. 6,092 506,367
*Mayville Engineering Co., Inc. 483 8,607
McGrath RentCorp 1,695 182,111
#*Mercury Systems, Inc. 5,845 452,461
*Middleby Corp. (The) 5,008 622,144
Miller Industries, Inc. 941 37,772
MillerKnoll, Inc. 4,800 74,976
*Mistras Group, Inc. 1,115 10,637
#*Mobile Infrastructure Corp. 422 1,443
*Montrose Environmental Group,
Inc. 2,077 53,753
Moog, Inc., Class A 1,567 321,000
*MRC Global, Inc. 6,579 91,777
MSA Safety, Inc. 2,520 395,716
MSC Industrial Direct Co., Inc. 3,251 276,042
Mueller Industries, Inc. 9,882 1,046,207
Mueller Water Products, Inc.,
Class A 9,993 256,420
*MYR Group, Inc. 991 215,741
National Presto Industries, Inc. 519 55,517
*Nephros, Inc. 2,462 14,033
*NEXTracker, Inc., Class A 14,063 1,423,457
NL Industries, Inc. 8 48
Nordson Corp. 3,293 763,811
Norfolk Southern Corp. 12,681 3,593,542
Northrop Grumman Corp. 5,338 3,114,456
*NPK International, Inc. 6,669 82,029
nVent Electric PLC 13,664 1,562,478
*NWPX Infrastructure, Inc. 639 38,442
Old Dominion Freight Line, Inc. 8,948 1,256,478
Shares Value†
INDUSTRIALS — (Continued)
*OPENLANE, Inc. 9,496 $ 250,884
*Optex Systems Holdings, Inc. 1,495 25,759
*Orion Energy Systems, Inc. 138 1,318
*Orion Group Holdings, Inc. 2,803 30,188
Oshkosh Corp. 6,190 763,165
Otis Worldwide Corp. 13,604 1,261,907
Owens Corning 7,881 1,003,330
PACCAR, Inc. 25,671 2,526,026
Pangaea Logistics Solutions, Ltd. 16 79
Park Aerospace Corp. 1,026 19,658
Parker-Hannifin Corp. 2,954 2,282,940
Park-Ohio Holdings Corp. 4 83
#*Parsons Corp. 7,220 600,271
Paychex, Inc. 17,548 2,053,642
Paycom Software, Inc. 3,786 708,323
*Paylocity Holding Corp. 4,073 575,393
Pentair PLC 13,770 1,464,440
*Perma-Fix Environmental
Services, Inc. 697 9,542
*Perma-Pipe International
Holdings, Inc. 536 14,858
Pioneer Power Solutions, Inc. 482 2,217
Pitney Bowes, Inc. 11,212 110,775
*Planet Labs PBC 28,989 389,902
#Powell Industries, Inc. 1,381 529,462
#*Power Solutions International,
Inc. 1,823 156,085
Preformed Line Products Co. 648 137,447
Primoris Services Corp. 4,319 611,225
*Professional Diversity Network,
Inc. 1,356 4,353
*Proto Labs, Inc. 2,315 115,194
Quad/Graphics, Inc. 3,416 18,822
Quanta Services, Inc. 4,621 2,075,430
*Radiant Logistics, Inc. 3,716 22,482
*RBC Bearings, Inc. 1,896 812,493
*RCM Technologies, Inc. 642 14,830
#Regal Rexnord Corp. 7,595 1,070,060
Republic Services, Inc. 13,803 2,874,337
*Resideo Technologies, Inc. 13,523 578,784
REV Group, Inc. 4,237 217,231
Robert Half, Inc. 4,451 116,572
*Rocket Lab Corp. 10,713 674,705
Rockwell Automation, Inc. 4,716 1,737,186
Rollins, Inc. 15,041 866,512
RTX Corp. 33,987 6,066,680
Rush Enterprises, Inc., Class A 4,761 235,241
Rush Enterprises, Inc., Class B 1,189 62,387
#*RXO, Inc. 2,095 37,144
Ryder System, Inc. 3,777 639,182
*Saia, Inc. 941 275,243
Schneider National, Inc., Class B 5,791 123,754
#Science Applications
International Corp. 3,412 319,739
Sensata Technologies Holding
PLC 7,989 254,290
#*SES AI Corp. 1,724 4,069
*Shoals Technologies Group, Inc.,
Class A 16,318 171,502

43
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Simpson Manufacturing Co., Inc. 2,618 $ 462,077
*SiteOne Landscape Supply, Inc. 2,692 349,341
*SkyWest, Inc. 3,747 376,499
Snap-on, Inc. 4,083 1,370,051
*Southland Holdings, Inc. 739 3,303
#Southwest Airlines Co. 55,610 1,684,983
*SPX Technologies, Inc. 2,930 655,998
SS&C Technologies Holdings,
Inc. 20,201 1,715,469
Standex International Corp. 1,336 311,595
Stanley Black & Decker, Inc. 10,487 710,180
Steelcase, Inc., Class A 8,305 132,548
*Sterling Infrastructure, Inc. 2,190 827,601
*Sun Country Airlines Holdings,
Inc. 3,490 42,857
*Sunrun, Inc. 15,663 325,164
#*Symbotic, Inc. 962 77,874
*TaskUS, Inc., Class A 1,808 24,119
*Taylor Devices, Inc. 148 6,774
*Team, Inc. 1,323 20,507
*TechPrecision Corp. 686 3,382
#Tecnoglass, Inc. 3,736 222,778
Tennant Co. 1,633 130,640
Terex Corp. 5,046 232,217
Tetra Tech, Inc. 21,098 674,714
Textron, Inc. 13,880 1,121,643
*Thermon Group Holdings, Inc. 3,351 96,274
*TIC Solutions, Inc. 5,471 66,363
Timken Co. (The) 5,114 401,500
*Titan International, Inc. 3,674 27,739
*Titan Machinery, Inc. 2,159 35,408
Toro Co. (The) 7,974 595,897
Trane Technologies PLC 6,379 2,861,938
*Transcat, Inc. 141 10,244
TransDigm Group, Inc. 1,344 1,758,637
TransUnion 17,422 1,414,318
*Trex Co., Inc. 6,304 304,609
TriNet Group, Inc. 1,943 116,580
Trinity Industries, Inc. 8,887 243,237
*TrueBlue, Inc. 3,700 17,538
*Tutor Perini Corp. 5,863 394,932
*Uber Technologies, Inc. 32,337 3,120,520
UFP Industries, Inc. 5,144 473,917
U-Haul Holding Co. 9,575 464,292
*U-Haul Holding Co. 1,064 56,562
#UL Solutions, Inc., Class A 4,080 317,710
*Ultralife Corp. 1,350 9,491
UniFirst Corp. 897 138,452
Union Pacific Corp. 18,231 4,017,565
*United Airlines Holdings, Inc. 26,709 2,511,714
United Parcel Service, Inc., Class
B 28,311 2,729,747
United Rentals, Inc. 4,643 4,044,889
#Universal Logistics Holdings,
Inc. 1,334 21,584
*Upwork, Inc. 13,943 222,251
*V2X, Inc. 3,857 220,196
Valmont Industries, Inc. 1,567 647,845
Shares Value†
INDUSTRIALS — (Continued)
Veralto Corp. 11,776 $ 1,162,056
Verisk Analytics, Inc. 4,588 1,003,671
*Verra Mobility Corp. 14,090 327,029
Vertiv Holdings Co., Class A 17,454 3,366,178
Vestis Corp. 53 278
*Vicor Corp. 1,872 169,847
*VirTra, Inc. 1,676 10,190
VSE Corp. 1,311 236,871
Waste Management, Inc. 9,462 1,890,224
#Watsco, Inc. 2,449 901,256
Watts Water Technologies, Inc.,
Class A 1,554 423,620
Werner Enterprises, Inc. 6,042 158,300
WESCO International, Inc. 5,698 1,478,802
Westinghouse Air Brake
Technologies Corp. 5,620 1,148,953
*Willdan Group, Inc. 1,092 103,205
Willis Lease Finance Corp. 782 100,393
#WillScot Holdings Corp. 3,557 77,365
Woodward, Inc. 4,331 1,135,198
Worthington Enterprises, Inc. 2,477 138,935
WW Grainger, Inc. 1,893 1,853,247
#*Xometry, Inc., Class A 2,687 130,830
#*XPO, Inc. 9,536 1,371,944
Xylem, Inc. 6,977 1,052,480
Zurn Elkay Water Solutions Corp. 9,654 454,800
TOTAL INDUSTRIALS 284,959,432
INFORMATION TECHNOLOGY — (27.9%)
*8x8, Inc. 5,573 10,254
A10 Networks, Inc. 4,117 73,447
Accenture PLC, Class A 17,903 4,477,540
*ACCESS Newswire, Inc. 404 3,841
*ACI Worldwide, Inc. 6,200 295,306
Adeia, Inc. 13,352 227,518
*Adobe, Inc. 8,104 2,757,872
*ADTRAN Holdings, Inc. 1,919 19,996
Advanced Energy Industries, Inc. 2,786 564,806
*Advanced Micro Devices, Inc. 17,993 4,608,367
*Agilysys, Inc. 789 98,988
*Airgain, Inc. 904 3,887
*Akamai Technologies, Inc. 10,354 777,585
*Alarm.com Holdings, Inc. 3,670 180,637
#*Alkami Technology, Inc. 3,217 65,273
#*Allegro MicroSystems, Inc. 10,738 321,281
*Alpha & Omega Semiconductor,
Ltd. 1,491 41,837
*Ambarella, Inc. 1,842 156,994
Amdocs, Ltd. 8,053 678,546
Amkor Technology, Inc. 10,560 340,877
Amphenol Corp., Class A 23,474 3,270,867
*AmpliTech Group, Inc. 1,725 6,210
*Amtech Systems, Inc. 2,010 15,939
Analog Devices, Inc. 7,635 1,787,583
*Appfolio, Inc., Class A 1,320 335,848
Apple, Inc. 473,737 128,084,273
Applied Materials, Inc. 18,927 4,411,884
#*Applied Optoelectronics, Inc. 2,826 100,493
*AppLovin Corp., Class A 7,801 4,971,811

44
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Arista Networks, Inc. 15,485 $ 2,441,830
*Arrow Electronics, Inc. 4,475 499,186
*Astera Labs, Inc. 4,906 915,852
#*Astrotech Corp. 2 8
*Atlassian Corp., Class A 1,737 294,283
#*Aurora Innovation, Inc. 59,102 309,694
*Autodesk, Inc. 7,931 2,389,928
*AvePoint, Inc. 5,110 71,898
*Aviat Networks, Inc. 500 12,480
Avnet, Inc. 6,637 321,563
*Aware, Inc. 8,500 18,785
*Axcelis Technologies, Inc. 1,442 114,726
*Backblaze, Inc., Class A 2,096 21,610
Badger Meter, Inc. 1,257 226,826
Bel Fuse, Inc., Class A 219 29,944
Bel Fuse, Inc., Class B 1,193 183,710
Belden, Inc. 2,291 279,158
Benchmark Electronics, Inc. 4,338 190,091
#Bentley Systems, Inc., Class B 17,378 883,324
#*BILL Holdings, Inc. 9,557 474,601
*BK Technologies Corp. 167 12,477
*Blackbaud, Inc. 4,009 256,736
#*BlackLine, Inc. 2,274 130,186
*Box, Inc., Class A 7,442 238,814
Broadcom, Inc. 108,219 40,000,989
#*C3.ai, Inc., Class A 14,109 248,036
*Cadence Design Systems, Inc. 5,380 1,822,152
*Calix, Inc. 3,354 229,481
#*CCC Intelligent Solutions
Holdings, Inc. 49,275 429,678
CDW Corp. 8,951 1,426,521
#*Cerence, Inc. 2,009 21,557
*CEVA, Inc. 1,851 50,366
*Ciena Corp. 7,843 1,489,543
#*Cipher Mining, Inc. 41,045 765,489
*Cirrus Logic, Inc. 4,089 542,406
Cisco Systems, Inc. 96,927 7,086,333
#*Cleanspark, Inc. 23,970 426,666
Clear Secure, Inc., Class A 6,503 198,146
*Clearfield, Inc. 1,156 40,807
Climb Global Solutions, Inc. 327 36,323
*Cloudflare, Inc., Class A 2,839 719,119
*Coda Octopus Group, Inc. 4 41
Cognex Corp. 12,227 506,076
Cognizant Technology Solutions
Corp., Class A 23,701 1,727,329
*Coherent Corp. 9,469 1,249,529
*Cohu, Inc. 3,700 88,023
*CommScope Holding Co., Inc. 15,359 265,711
*Commvault Systems, Inc. 1,485 206,742
*Comtech Telecommunications
Corp. 7,900 22,436
*Consensus Cloud Solutions, Inc. 731 21,433
Corning, Inc. 40,231 3,583,777
*Corsair Gaming, Inc. 8,976 73,154
*CPI Card Group, Inc. 4 63
*CPS Technologies Corp. 3,610 14,332
#Crane NXT Co. 3,426 216,694
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Credo Technology Group
Holding, Ltd. 5,449 $ 1,022,341
*Crexendo, Inc. 4 26
*Crowdstrike Holdings, Inc., Class
A 2,035 1,105,025
*CS Disco, Inc. 1,603 10,131
CSP, Inc. 731 9,752
CTS Corp. 3,325 138,021
*CVD Equipment Corp. 3,304 12,919
#*Daily Journal Corp. 231 93,564
*Daktronics, Inc. 4,293 80,665
*Data I/O Corp. 3,526 10,684
*Data Storage Corp. 4 17
*Datadog, Inc., Class A 5,489 893,664
Dell Technologies, Inc., Class C 6,482 1,050,149
*Diebold Nixdorf, Inc. 3,842 227,254
*Digi International, Inc. 4,223 154,900
*Digi Power X, Inc. 970 5,849
*Digital Turbine, Inc. 4,609 28,760
*DigitalOcean Holdings, Inc. 5,787 235,299
*Diodes, Inc. 3,966 211,626
*Docusign, Inc. 8,396 614,083
Dolby Laboratories, Inc., Class A 3,921 260,041
*Dropbox, Inc., Class A 12,986 376,594
*DXC Technology Co. 7,534 106,983
*Dynatrace, Inc. 16,042 811,244
#*Eastman Kodak Co. 5,414 34,325
*eGain Corp. 1,504 21,688
*Elastic NV 1,728 154,172
*Electro-Sensors, Inc. 210 985
#Entegris, Inc. 6,114 559,859
*EPAM Systems, Inc. 4,728 773,217
ePlus, Inc. 2,994 219,041
*Everspin Technologies, Inc. 2,337 24,772
*Evolv Technologies Holdings,
Inc. 4,836 37,431
#*Exodus Movement, Inc., Class
A 772 18,906
*F5, Inc. 3,705 937,550
*Fabrinet 2,962 1,304,968
*Fair Isaac Corp. 310 514,454
*Fastly, Inc., Class A 23,924 198,330
*First Solar, Inc. 4,286 1,144,105
*Five9, Inc. 9,348 226,969
*Flex, Ltd. 28,336 1,771,567
*FormFactor, Inc. 3,330 182,983
*Fortinet, Inc. 26,965 2,330,585
*Franklin Wireless Corp. 4 20
#*Frequency Electronics, Inc. 4 147
*Freshworks, Inc., Class A 8,580 95,238
*Gartner, Inc. 472 117,216
Gen Digital, Inc. 45,834 1,208,184
#*GLOBALFOUNDRIES, Inc. 14,205 505,698
*GoDaddy, Inc., Class A 1,809 240,832
*GSI Technology, Inc. 4 36
*Guidewire Software, Inc. 3,120 728,957
Hackett Group, Inc. (The) 1,523 27,582
*Harmonic, Inc. 10,450 111,815

45
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Hewlett Packard Enterprise Co. 90,608 $ 2,212,647
HP, Inc. 37,465 1,036,657
*HubSpot, Inc. 1,014 498,807
#*Hut 8 Corp., Class U 396 20,061
#*I3 Verticals, Inc., Class A 1,562 48,031
*Identiv, Inc. 3,236 12,944
*Informatica, Inc., Class A 4,269 106,170
Information Services Group, Inc. 3,628 19,990
*Insight Enterprises, Inc. 463 46,300
*Intapp, Inc. 3,063 117,558
*Intel Corp. 63,855 2,553,561
*Intellicheck, Inc. 2,213 10,158
*Intellinetics, Inc. 796 7,522
#InterDigital, Inc. 2,912 1,054,027
*Interlink Electronics, Inc. 458 2,882
International Business Machines
Corp. 26,839 8,250,577
*inTEST Corp. 2,554 21,658
Intuit, Inc. 4,649 3,103,440
*Inuvo, Inc. 1,800 5,400
#*IonQ, Inc. 5,623 350,763
*IPG Photonics Corp. 2,340 199,181
*Itron, Inc. 3,085 309,518
Jabil, Inc. 7,712 1,703,504
*Jamf Holding Corp. 11,169 143,522
*JFrog, Ltd. 4,080 193,718
*Keysight Technologies, Inc. 5,652 1,034,090
*Kimball Electronics, Inc. 2,053 59,691
KLA Corp. 4,241 5,126,266
*Klaviyo, Inc., Class A 3,344 86,944
*Knowles Corp. 10,241 241,790
Kulicke & Soffa Industries, Inc. 5,163 206,159
*KVH Industries, Inc. 4 24
*Kyndryl Holdings, Inc. 21,043 608,564
Lam Research Corp. 24,716 3,891,781
*Lantronix, Inc. 10,700 52,751
*Lattice Semiconductor Corp. 3,251 237,193
*LGL Group, Inc. (The) 222 1,343
#*Life360, Inc. 2,033 200,677
Littelfuse, Inc. 1,670 406,328
*LiveRamp Holdings, Inc. 9,217 251,993
*Lumentum Holdings, Inc. 2,474 498,659
*MACOM Technology Solutions
Holdings, Inc. 2,747 406,913
#*Magnachip Semiconductor
Corp. 4,788 14,843
*Manhattan Associates, Inc. 2,437 443,705
Marvell Technology, Inc. 28,455 2,667,372
*MaxLinear, Inc. 13,312 201,677
Methode Electronics, Inc. 3,361 22,620
Microchip Technology, Inc. 6,983 435,879
Micron Technology, Inc. 26,267 5,877,767
Microsoft Corp. 204,373 105,826,383
*Mirion Technologies, Inc. 13,262 389,505
*Mitek Systems, Inc. 3,300 30,393
MKS, Inc. 3,769 541,643
*MongoDB, Inc. 4,304 1,548,665
Monolithic Power Systems, Inc. 1,356 1,362,780
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Motorola Solutions, Inc. 4,774 $ 1,941,634
*M-Tron Industries, Inc., Class M 269 14,827
*Myseum, Inc. 3,800 10,184
*N-able, Inc. 2,536 19,857
Napco Security Technologies, Inc. 1,468 64,812
#*nCino, Inc. 10,326 275,498
*NCR Voyix Corp. 17,537 200,097
NetApp, Inc. 15,494 1,824,883
*NETGEAR, Inc. 2,515 87,321
*NetScout Systems, Inc. 10,319 286,868
*NetSol Technologies, Inc. 636 2,792
*Nortech Systems, Inc. 1,076 10,200
*Novanta, Inc. 1,544 196,103
*Nutanix, Inc., Class A 15,225 1,084,629
NVE Corp. 142 9,805
NVIDIA Corp. 721,449 146,086,208
NXP Semiconductors NV 15,950 3,335,464
*Okta, Inc. 9,802 897,177
*ON Semiconductor Corp. 5,676 284,254
*ON24, Inc. 3,596 19,850
*One Stop Systems, Inc. 4,700 23,500
OneSpan, Inc. 2,662 30,347
*Onto Innovation, Inc. 740 99,870
*Ooma, Inc. 1,500 16,845
*Optical Cable Corp. 5,300 41,711
Oracle Corp. 53,512 14,052,786
*OSI Systems, Inc. 1,158 322,457
*Ouster, Inc. 3,382 112,823
*Palantir Technologies, Inc.,
Class A 15,458 3,098,865
*Palo Alto Networks, Inc. 8,737 1,924,237
#*PAR Technology Corp. 3,469 122,594
PC Connection, Inc. 3,206 195,470
*PDF Solutions, Inc. 780 22,721
Pegasystems, Inc. 10,207 649,676
#*Penguin Solutions, Inc. 7,019 156,313
*Photronics, Inc. 5,480 130,972
*Plexus Corp. 2,130 297,987
*Porch Group, Inc. 3,338 50,237
Power Integrations, Inc. 2,938 123,073
*Powerfleet, Inc. 11,256 57,406
*Procore Technologies, Inc. 2,553 188,462
*Progress Software Corp. 3,707 158,066
*PTC, Inc. 8,347 1,657,213
*Pure Storage, Inc., Class A 10,426 1,029,046
*Q2 Holdings, Inc. 4,097 253,031
*Qorvo, Inc. 6,423 609,671
QUALCOMM, Inc. 35,606 6,441,125
*Qualys, Inc. 1,967 242,452
Ralliant Corp. 3,955 173,704
*Rambus, Inc. 8,068 829,713
Red Violet, Inc. 1,011 54,220
#ReposiTrak, Inc. 4 60
*Research Solutions, Inc. 2,711 8,784
*RF Industries, Ltd. 4 31
*Ribbon Communications, Inc. 15,252 51,247
Richardson Electronics, Ltd. 4 43
#*Rigetti Computing, Inc. 10,877 481,525

46
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Rimini Street, Inc. 2,733 $ 10,877
*RingCentral, Inc., Class A 5,266 158,612
*Riot Platforms, Inc. 28,643 566,559
*Rogers Corp. 1,100 96,294
Roper Technologies, Inc. 3,593 1,603,017
*Rubrik, Inc., Class A 375 28,226
Salesforce, Inc. 21,212 5,523,817
*Samsara, Inc., Class A 4,259 171,084
*Sandisk Corp. 3,204 638,653
*Sanmina Corp. 4,643 636,323
Sapiens International Corp. NV 3,804 163,762
*ScanSource, Inc. 1,713 73,496
Seagate Technology Holdings
PLC 6,807 1,741,775
*SEMrush Holdings, Inc., Class A 5,566 40,409
*Semtech Corp. 2,083 141,352
*SentinelOne, Inc., Class A 19,284 344,219
*ServiceNow, Inc. 3,184 2,926,988
*Silicon Laboratories, Inc. 2,096 274,744
*Silvaco Group, Inc. 349 2,056
*SiTime Corp. 825 238,953
*SkyWater Technology, Inc. 3,239 56,634
Skyworks Solutions, Inc. 5,168 401,657
*Snowflake, Inc. 6,241 1,715,526
#*SolarEdge Technologies, Inc. 177 6,211
*Sono-Tek Corp. 486 2,197
*SoundThinking, Inc. 793 7,415
*Sprinklr, Inc., Class A 10,059 77,655
*SPS Commerce, Inc. 2,082 171,224
*Stratasys, Ltd. 20 212
*Super Micro Computer, Inc. 7,340 381,386
*Synaptics, Inc. 4,003 283,973
*Synopsys, Inc. 2,448 1,110,951
Taitron Components, Inc. 2,421 5,762
TD SYNNEX Corp. 4,335 678,384
TE Connectivity PLC 13,285 3,281,528
*Teledyne Technologies, Inc. 2,870 1,511,973
*Telos Corp. 3,810 26,137
*Teradata Corp. 4,852 101,164
Teradyne, Inc. 4,068 739,400
#*Terawulf, Inc. 14,400 223,200
Texas Instruments, Inc. 22,309 3,602,011
*TransAct Technologies, Inc. 2,777 13,080
*Trimble, Inc. 13,536 1,079,496
*Trio-Tech International 114 841
*TTM Technologies, Inc. 9,184 617,165
*Turtle Beach Corp. 1,393 23,542
*Twilio, Inc., Class A 9,802 1,322,094
*Tyler Technologies, Inc. 2,522 1,201,128
*UiPath, Inc., Class A 25,650 406,809
*Unisys Corp. 2,604 9,296
*Unity Software, Inc. 27,393 1,038,195
Universal Display Corp. 2,918 429,763
*Upland Software, Inc. 3,287 6,837
#*Veeco Instruments, Inc. 4,198 120,692
*Verint Systems, Inc. 3,531 71,609
VeriSign, Inc. 3,172 760,646
#*Vertex, Inc., Class A 1,143 26,175
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Viant Technology, Inc., Class A 8 $ 71
*Viasat, Inc. 9,144 364,114
*Viavi Solutions, Inc. 19,507 345,274
Vishay Intertechnology, Inc. 19,654 333,725
*Vishay Precision Group, Inc. 893 33,452
Vontier Corp. 17,180 661,430
Western Digital Corp. 24,448 3,672,334
*WidePoint Corp. 689 4,582
*Workday, Inc., Class A 5,930 1,422,726
Xerox Holdings Corp. 5,733 19,034
*Yext, Inc. 7,772 65,829
*Zebra Technologies Corp. 3,192 859,446
*Zeta Global Holdings Corp.,
Class A 6,108 109,883
*Zoom Communications, Inc. 18,054 1,574,850
*Zscaler, Inc. 2,300 761,622
TOTAL INFORMATION
TECHNOLOGY 645,652,941
MATERIALS — (2.8%)
AdvanSix, Inc. 566 10,522
Air Products and Chemicals, Inc. 9,554 2,317,705
#Albemarle Corp. 7,508 737,511
Alcoa Corp. 22,779 838,039
#*Alpha Metallurgical Resources,
Inc. 769 133,237
Amcor PLC 196,321 1,550,936
#*American Battery Technology
Co. 9,629 49,397
*American Vanguard Corp. 4,000 17,880
#*Ampco-Pittsburgh Corp. 3,984 8,366
AptarGroup, Inc. 5,640 654,296
Ardagh Metal Packaging SA 10,296 36,757
*Arq, Inc. 3,130 20,783
*Ascent Industries Co. 4 49
Ashland, Inc. 806 39,413
*Aspen Aerogels, Inc. 940 7,652
Avery Dennison Corp. 8,157 1,426,578
Avient Corp. 7,681 246,330
*Axalta Coating Systems, Ltd. 28,255 804,420
Balchem Corp. 1,898 291,134
Ball Corp. 20,729 974,263
Cabot Corp. 3,599 242,861
Caledonia Mining Corp. PLC 6 169
*Century Aluminum Co. 10,739 318,089
CF Industries Holdings, Inc. 16,733 1,393,692
Chemours Co. (The) 9,687 129,709
*Cleveland-Cliffs, Inc. 31,244 388,363
*Coeur Mining, Inc. 21,782 373,997
Commercial Metals Co. 9,698 575,673
*Compass Minerals International,
Inc. 3,200 55,488
*Core Molding Technologies, Inc. 594 10,639
Corteva, Inc. 27,821 1,709,322
CRH PLC 27,112 3,229,039
Crown Holdings, Inc. 12,277 1,193,079
*Dakota Gold Corp. 4,468 18,229
DuPont de Nemours, Inc. 13,920 1,136,568
Eagle Materials, Inc. 4,165 884,313

47
Dimensional US Core Equity 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
Eastman Chemical Co. 3,497 $ 208,141
Ecolab, Inc. 6,090 1,561,476
*Ecovyst, Inc. 11,333 92,817
Element Solutions, Inc. 19,845 530,258
Flexible Solutions International,
Inc. 602 5,454
#*Flotek Industries, Inc. 1,208 20,910
FMC Corp. 1,331 20,191
Freeport-McMoRan, Inc. 62,835 2,620,219
Friedman Industries, Inc. 4 85
#Graphic Packaging Holding Co. 9,964 159,324
Greif, Inc., Class A 2,636 149,962
Greif, Inc., Class B 4 236
Hawkins, Inc. 1,520 215,612
HB Fuller Co. 3,285 188,460
Hecla Mining Co. 59,657 767,786
#*Idaho Strategic Resources, Inc. 6 198
#*Ingevity Corp. 3,268 175,557
Innospec, Inc. 501 36,864
International Flavors &
Fragrances, Inc. 9,486 597,333
#International Paper Co. 27,934 1,079,370
*Intrepid Potash, Inc. 804 21,411
*Ivanhoe Electric, Inc. 5,179 76,597
Kaiser Aluminum Corp. 921 83,378
*Knife River Corp. 5,685 343,715
Koppers Holdings, Inc. 1,782 50,288
#Kronos Worldwide, Inc. 3,618 17,801
Linde PLC 14,916 6,239,363
Louisiana-Pacific Corp. 6,100 531,371
*LSB Industries, Inc. 5,635 47,503
LyondellBasell Industries NV,
Class A 1,546 71,765
Martin Marietta Materials, Inc. 1,980 1,213,938
Materion Corp. 2,259 258,949
Mativ Holdings, Inc. 5,309 56,700
*McEwen, Inc. 3,828 70,167
*Metallus, Inc. 3,605 63,412
Minerals Technologies, Inc. 2,534 143,804
Mosaic Co. (The) 23,342 640,738
#*MP Materials Corp. 8,529 538,095
Myers Industries, Inc. 1,742 30,189
NewMarket Corp. 874 671,145
Newmont Corp. 45,684 3,699,033
Nexa Resources SA 1,501 8,721
Nucor Corp. 6,185 928,059
*O-I Glass, Inc. 15,634 176,508
Olympic Steel, Inc. 1,038 38,406
Packaging Corp. of America 10,363 2,028,661
*Perimeter Solutions, Inc. 16,819 395,415
PPG Industries, Inc. 14,147 1,382,869
Quaker Chemical Corp. 530 73,612
*Ramaco Resources, Inc., Class
A 2,435 73,927
Ramaco Resources, Inc., Class B 35 514
*Ranpak Holdings Corp. 4,000 21,200
*Rayonier Advanced Materials,
Inc. 2,896 20,127
Reliance, Inc. 3,744 1,057,418
Shares Value†
MATERIALS — (Continued)
Royal Gold, Inc. 4,879 $ 852,800
RPM International, Inc. 10,928 1,194,212
Ryerson Holding Corp. 2,434 53,694
Scotts Miracle-Gro Co. (The) 3,782 202,413
Sealed Air Corp. 12,535 420,048
Sensient Technologies Corp. 3,188 300,597
Sherwin-Williams Co. (The) 8,886 3,065,137
Silgan Holdings, Inc. 7,731 298,571
*Smith-Midland Corp. 421 15,350
Smurfit WestRock PLC 35,252 1,301,504
#*Solstice Advanced Materials,
Inc. 4,855 218,815
Sonoco Products Co. 8,405 340,991
Southern Copper Corp. 2,346 325,625
Steel Dynamics, Inc. 13,498 2,116,486
Stepan Co. 800 34,680
SunCoke Energy, Inc. 11,198 89,696
Sylvamo Corp. 4,293 174,296
*Tredegar Corp. 1,428 9,867
TriMas Corp. 6,604 234,640
United States Lime & Minerals,
Inc. 1,771 207,597
#*US Gold Corp. 4 61
Vulcan Materials Co. 4,856 1,405,812
Warrior Met Coal, Inc. 3,960 268,646
Worthington Steel, Inc. 4,916 157,263
TOTAL MATERIALS 64,618,351
REAL ESTATE — (0.3%)
*Alset, Inc. 4,242 12,514
*AMREP Corp. 486 10,439
*Anywhere Real Estate, Inc. 12,295 123,565
*CBRE Group, Inc., Class A 11,791 1,797,302
*CKX Lands, Inc. 100 1,087
*Compass, Inc., Class A 42,710 329,294
*Comstock Holding Cos., Inc. 4 53
*CoStar Group, Inc. 15,290 1,052,105
*Cushman & Wakefield PLC 18,330 287,781
*Douglas Elliman, Inc. 4,960 12,251
#eXp World Holdings, Inc. 6,579 67,369
*Five Point Holdings LLC, Class A 3,064 17,924
*Forestar Group, Inc. 3,365 87,524
*FRP Holdings, Inc. 1,324 31,379
#*Howard Hughes Holdings, Inc. 3,579 283,743
*Jones Lang LaSalle, Inc. 3,362 1,025,713
Kennedy-Wilson Holdings, Inc. 9,862 74,557
Marcus & Millichap, Inc. 4,387 128,144
*Maui Land & Pineapple Co., Inc. 4 64
Newmark Group, Inc., Class A 12,398 221,056
*Offerpad Solutions, Inc. 2,244 5,251
*RE/MAX Holdings, Inc. 1,361 10,793
RMR Group, Inc. (The), Class A 704 10,891
*Seaport Entertainment Group,
Inc. 462 11,120
St. Joe Co. (The) 3,047 173,009
*Tejon Ranch Co. 2,308 36,513
*Zillow Group, Inc., Class A 2,839 203,074
*Zillow Group, Inc., Class C 15,235 1,142,320
TOTAL REAL ESTATE 7,156,835

48
Dimensional US Core Equity 1 ETF
continued
Shares Value†
UTILITIES — (2.4%)
AES Corp. (The) 14,001 $ 194,194
ALLETE, Inc. 987 66,455
Alliant Energy Corp. 15,612 1,043,194
Ameren Corp. 6,243 636,911
American Electric Power Co., Inc. 22,933 2,757,923
American States Water Co. 1,727 123,152
American Water Works Co., Inc. 4,981 639,710
Artesian Resources Corp., Class
A 349 11,248
#Atmos Energy Corp. 4,266 732,557
Avista Corp. 4,413 167,915
Black Hills Corp. 4,040 256,257
California Water Service Group 2,907 129,013
#CenterPoint Energy, Inc. 40,573 1,551,511
Chesapeake Utilities Corp. 1,345 171,192
Clearway Energy, Inc., Class A 1,937 58,091
#Clearway Energy, Inc., Class C 4,130 131,871
CMS Energy Corp. 18,293 1,345,450
Consolidated Edison, Inc. 10,826 1,054,561
Consolidated Water Co., Ltd.,
Class OR 777 26,426
Constellation Energy Corp. 7,189 2,710,253
Dominion Energy, Inc. 33,616 1,972,923
DTE Energy Co. 4,992 676,616
Duke Energy Corp. 15,502 1,926,899
Edison International 19,657 1,088,605
Entergy Corp. 16,228 1,559,348
Essential Utilities, Inc. 21,338 832,822
Evergy, Inc. 13,108 1,006,825
Eversource Energy 17,704 1,306,732
Exelon Corp. 38,501 1,775,666
FirstEnergy Corp. 34,024 1,559,320
Genie Energy, Ltd., Class B 1,790 26,939
Global Water Resources, Inc. 4 40
H2O America 2,263 104,664
*Hallador Energy Co. 6,849 148,144
*Hawaiian Electric Industries, Inc. 9,172 106,579
#IDACORP, Inc. 3,970 512,209
MDU Resources Group, Inc. 16,579 317,985
MGE Energy, Inc. 2,023 167,646
Middlesex Water Co. 978 56,206
National Fuel Gas Co. 6,004 473,776
New Jersey Resources Corp. 8,490 376,107
NextEra Energy, Inc. 55,155 4,489,617
NiSource, Inc. 27,056 1,139,328
Northwest Natural Holding Co. 1,992 90,696
Northwestern Energy Group, Inc. 4,107 245,065
NRG Energy, Inc. 8,191 1,407,705
OGE Energy Corp. 11,187 493,794
*Oklo, Inc. 4,652 617,646
#ONE Gas, Inc. 3,103 248,829
Ormat Technologies, Inc. 6,359 676,407
Otter Tail Corp. 2,014 155,521
PG&E Corp. 66,208 1,056,680
#Pinnacle West Capital Corp. 7,248 641,593
Portland General Electric Co. 6,692 305,690
PPL Corp. 16,123 588,812
Shares Value†
UTILITIES — (Continued)
Public Service Enterprise Group,
Inc. 17,409 $ 1,402,469
*Pure Cycle Corp. 4 44
RGC Resources, Inc. 590 12,219
Sempra 27,126 2,493,964
#Southern Co. (The) 24,449 2,299,184
Southwest Gas Holdings, Inc. 4,115 327,142
Spire, Inc. 2,640 228,096
*Spruce Power Holding Corp. 487 1,364
*Talen Energy Corp. 433 173,105
TXNM Energy, Inc. 4,253 241,570
UGI Corp. 12,206 408,047
Unitil Corp. 1,008 49,140
Vistra Corp. 16,199 3,050,272
WEC Energy Group, Inc. 10,013 1,118,752
Xcel Energy, Inc. 22,601 1,834,523
York Water Co. (The) 463 14,385
TOTAL UTILITIES 55,615,594
TOTAL COMMON STOCKS 2,252,885,839
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*Bed Bath & Beyond, Inc.
10/07/26 241 287
*GameStop Corp. 10/30/26 2,230 6,690
TOTAL CONSUMER
DISCRETIONARY 6,977
HEALTH CARE — (0.0%)
*<89bio, Inc. CVR 13,792 4,689
*<Mirati Therapeutics CVR 45 134
*<Poseida Therapeutics, Inc.
CVR 18 9
*<Verve Therapeutics, Inc. CVR 801 505
TOTAL HEALTH CARE 5,337
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 223 1,035
*M-Tron Industries, Inc. 02/28/28 269 403
TOTAL INFORMATION
TECHNOLOGY 1,438
TOTAL RIGHTS/WARRANTS 13,752
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $1,865,500,061) 2,252,899,591
SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term
Investment Fund 5,493,353 63,541,617
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,929,041,678) $ 2,316,441,208

49
Dimensional US Core Equity 1 ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 207,541,707 $ — $ — $ 207,541,707
Consumer Discretionary ................ 236,801,790 — — 236,801,790
Consumer Staples .................... 111,224,128 — — 111,224,128
Energy ............................. 94,388,555 — — 94,388,555
Financials ........................... 347,361,712 5 — 347,361,717
Health Care ......................... 197,564,789 — — 197,564,789
Industrials ........................... 284,959,432 — — 284,959,432
Information Technology ................ 645,652,941 — — 645,652,941
Materials ........................... 64,618,351 — — 64,618,351
Real Estate .......................... 7,156,835 — — 7,156,835
Utilities ............................. 55,615,594 — — 55,615,594
Rights/Warrants
Consumer Discretionary ................ 6,977 — — 6,977
Health Care ......................... — — 5,337 5,337
Information Technology ................ 1,438 — — 1,438
Securities Lending Collateral .............. — 63,541,617 — 63,541,617
Total Investments ....................... $2,252,894,249 $63,541,622 $5,337> $2,316,441,208
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

50
Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (5.1%)
AT&T, Inc. 792,883 $ 19,623,854
#*Charter Communications, Inc.,
Class A 130,402 30,493,204
#*Live Nation Entertainment, Inc. 93,105 13,921,991
Meta Platforms, Inc., Class A 420,743 272,788,724
*Netflix, Inc. 117,224 131,157,245
#Omnicom Group, Inc. 83,024 6,228,460
T-Mobile US, Inc. 51,140 10,741,957
Verizon Communications, Inc. 693,863 27,574,115
#Warner Music Group Corp.,
Class A 65,083 2,080,053
TOTAL COMMUNICATION
SERVICES 514,609,603
CONSUMER DISCRETIONARY — (9.6%)
Best Buy Co., Inc. 320,867 26,356,015
Booking Holdings, Inc. 1,180 5,991,733
*Burlington Stores, Inc. 49,180 13,455,156
*Carnival Corp. 886,738 25,564,657
*Carvana Co. 74,256 22,762,434
*Chewy, Inc., Class A 30,585 1,031,326
*Chipotle Mexican Grill, Inc. 1,237,743 39,224,076
Darden Restaurants, Inc. 111,087 20,012,323
*Deckers Outdoor Corp. 26,463 2,156,734
Dick's Sporting Goods, Inc. 43,212 9,569,297
eBay, Inc. 433,325 35,233,656
#Expedia Group, Inc. 118,170 25,997,400
General Motors Co. 467,207 32,279,332
Home Depot, Inc. (The) 631,112 239,563,804
Las Vegas Sands Corp. 354,282 21,026,637
Lowe's Cos., Inc. 46,454 11,062,091
*Lululemon Athletica, Inc. 94,984 16,198,571
Marriott International, Inc., Class
A 9,351 2,436,684
NIKE, Inc., Class B 423,022 27,322,991
*NVR, Inc. 2,123 15,308,571
*O'Reilly Automotive, Inc. 10,167 960,171
#Pool Corp. 4,628 1,235,954
Ross Stores, Inc. 431,298 68,541,878
Royal Caribbean Cruises, Ltd. 182,795 52,431,090
Service Corp. International 198,219 16,553,269
Tapestry, Inc. 40,689 4,468,466
TJX Cos., Inc. (The) 832,861 116,717,141
#Tractor Supply Co. 950,895 51,452,928
*Ulta Beauty, Inc. 41,182 21,409,698
Williams-Sonoma, Inc. 189,573 36,841,617
TOTAL CONSUMER
DISCRETIONARY 963,165,700
CONSUMER STAPLES — (8.6%)
Albertsons Cos., Inc., Class A 27,551 487,377
Altria Group, Inc. 142,332 8,024,678
*BJ's Wholesale Club Holdings,
Inc. 46,842 4,134,275
Clorox Co. (The) 53,374 6,002,440
Shares Value†
CONSUMER STAPLES — (Continued)
Coca-Cola Co. (The) 2,233,141 $ 153,863,415
Colgate-Palmolive Co. 620,089 47,777,857
Costco Wholesale Corp. 189,374 172,604,932
Hershey Co. (The) 104,301 17,692,579
Kimberly-Clark Corp. 379,949 45,483,695
Kroger Co. (The) 1,062,890 67,631,691
PepsiCo, Inc. 1,037,202 151,524,840
Procter & Gamble Co. (The) 716,978 107,811,982
*Sprouts Farmers Market, Inc. 10,436 824,026
Sysco Corp. 673,960 50,061,749
Target Corp. 324,261 30,065,480
TOTAL CONSUMER STAPLES 863,991,016
ENERGY — (2.3%)
Cheniere Energy, Inc. 350,492 74,304,304
Chevron Corp. 313,076 49,378,347
ConocoPhillips 185,941 16,522,717
Devon Energy Corp. 529,111 17,190,816
EOG Resources, Inc. 85,524 9,051,860
Exxon Mobil Corp. 396 45,286
Marathon Petroleum Corp. 62,760 12,232,552
#Occidental Petroleum Corp. 31,923 1,315,228
Targa Resources Corp. 249,194 38,385,844
#Texas Pacific Land Corp. 10,211 9,632,853
Valero Energy Corp. 18,365 3,113,969
TOTAL ENERGY 231,173,776
FINANCIALS — (9.8%)
American Express Co. 214,521 77,384,160
Ameriprise Financial, Inc. 149,635 67,750,239
Aon PLC, Class A 96,794 32,975,780
*Corpay, Inc. 82,543 21,490,070
Equitable Holdings, Inc. 172,691 8,530,935
LPL Financial Holdings, Inc. 69,186 26,104,570
Marsh & McLennan Cos., Inc. 8,516 1,517,125
Mastercard, Inc., Class A 432,416 238,689,308
Moody's Corp. 96,640 46,416,192
Principal Financial Group, Inc. 10,494 881,916
Travelers Cos., Inc. (The) 168,490 45,259,784
Visa, Inc., Class A 1,148,196 391,236,305
Willis Towers Watson PLC 71,385 22,350,644
TOTAL FINANCIALS 980,587,028
HEALTH CARE — (14.8%)
AbbVie, Inc. 1,102,271 240,339,169
Amgen, Inc. 388,105 115,822,175
Bristol-Myers Squibb Co. 1,525,778 70,292,593
Cardinal Health, Inc. 46,252 8,823,494
Cencora, Inc. 213,828 72,233,237
#*DaVita, Inc. 34,466 4,102,143
Eli Lilly & Co. 452,767 390,674,534
Gilead Sciences, Inc. 895,600 107,283,924
HCA Healthcare, Inc. 12,049 5,538,684
*IDEXX Laboratories, Inc. 86,039 54,162,411
*IQVIA Holdings, Inc. 2,159 467,337
Johnson & Johnson 1,288,895 243,433,599

51
Dimensional US High Profitability ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Medpace Holdings, Inc. 8,804 $ 5,149,548
Merck & Co., Inc. 1,017,102 87,450,430
*Mettler-Toledo International, Inc. 9,720 13,766,339
*Solventum Corp. 11,234 775,595
*Waters Corp. 39,964 13,971,414
Zoetis, Inc. 366,416 52,796,881
TOTAL HEALTH CARE 1,487,083,507
INDUSTRIALS — (14.7%)
3M Co. 268,380 44,685,270
Advanced Drainage Systems, Inc. 18,678 2,615,854
Allegion PLC 49,842 8,262,308
Automatic Data Processing, Inc. 307,014 79,915,744
Booz Allen Hamilton Holding
Corp. 28,133 2,452,072
Broadridge Financial Solutions,
Inc. 101,082 22,278,473
*Builders FirstSource, Inc. 17,532 2,036,692
#Carlisle Cos., Inc. 8,009 2,603,325
Caterpillar, Inc. 351,809 203,085,263
Cintas Corp. 200,803 36,801,166
Comfort Systems USA, Inc. 7,856 7,585,597
CSX Corp. 1,950,922 70,272,210
Deere & Co. 38,597 17,817,533
Delta Air Lines, Inc. 208,208 11,946,975
EMCOR Group, Inc. 21,022 14,206,247
Expeditors International of
Washington, Inc. 63,061 7,687,136
#Fastenal Co. 427,410 17,587,922
Ferguson Enterprises, Inc. 281,935 70,060,848
FTAI Aviation, Ltd. 2,409 416,516
Honeywell International, Inc. 358,579 72,192,710
Illinois Tool Works, Inc. 180,300 43,978,776
Leidos Holdings, Inc. 25,611 4,878,127
#Lennox International, Inc. 21,710 10,963,550
Lincoln Electric Holdings, Inc. 27,732 6,501,767
Lockheed Martin Corp. 150,177 73,869,063
Old Dominion Freight Line, Inc. 52,050 7,308,861
Paychex, Inc. 458,916 53,706,940
#Paycom Software, Inc. 1,141 213,470
Rockwell Automation, Inc. 34,449 12,689,634
Rollins, Inc. 330,221 19,024,032
Trane Technologies PLC 114,064 51,174,814
#Union Pacific Corp. 578,310 127,442,175
*United Airlines Holdings, Inc. 271,245 25,507,880
United Parcel Service, Inc., Class
B 380,758 36,712,686
United Rentals, Inc. 92,933 80,961,371
Veralto Corp. 72,266 7,131,209
Verisk Analytics, Inc. 143,292 31,346,558
Vertiv Holdings Co., Class A 343,207 66,190,902
Waste Management, Inc. 259,168 51,773,991
WW Grainger, Inc. 60,511 59,240,269
#*XPO, Inc. 82,681 11,895,315
TOTAL INDUSTRIALS 1,477,021,251
INFORMATION TECHNOLOGY — (32.5%)
Accenture PLC, Class A 24,436 6,111,444
*Adobe, Inc. 220,203 74,937,283
Apple, Inc. 2,494,059 674,318,732
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Applied Materials, Inc. 144,002 $ 33,566,866
*AppLovin Corp., Class A 172,830 110,149,744
*Autodesk, Inc. 177,917 53,613,509
CDW Corp. 178,759 28,488,822
Dell Technologies, Inc., Class C 1,563 253,222
*Fortinet, Inc. 327,955 28,345,151
*Gartner, Inc. 82,032 20,371,827
Gen Digital, Inc. 364,932 9,619,607
*GoDaddy, Inc., Class A 74,250 9,884,902
International Business Machines
Corp. 610,754 187,751,887
Jabil, Inc. 162,228 35,834,543
KLA Corp. 86,071 104,037,460
Lam Research Corp. 755,724 118,996,301
*Manhattan Associates, Inc. 17,504 3,186,953
Microchip Technology, Inc. 92,605 5,780,404
Microsoft Corp. 934,457 483,871,179
Motorola Solutions, Inc. 94,115 38,277,512
NetApp, Inc. 182,603 21,506,981
NVIDIA Corp. 4,071,011 824,339,017
NXP Semiconductors NV 193,230 40,408,258
Oracle Corp. 1,104,903 290,158,577
QUALCOMM, Inc. 136,533 24,698,820
Seagate Technology Holdings
PLC 53,299 13,638,148
Texas Instruments, Inc. 114,808 18,536,900
Western Digital Corp. 53,349 8,013,553
TOTAL INFORMATION
TECHNOLOGY 3,268,697,602
MATERIALS — (0.7%)
Avery Dennison Corp. 39,655 6,935,263
CF Industries Holdings, Inc. 5,062 421,614
Crown Holdings, Inc. 2,036 197,859
LyondellBasell Industries NV,
Class A 28,798 1,336,803
Sherwin-Williams Co. (The) 160,259 55,279,739
#*Solstice Advanced Materials,
Inc. 89,644 4,040,266
Southern Copper Corp. 31,819 4,416,477
Steel Dynamics, Inc. 6,372 999,130
TOTAL MATERIALS 73,627,151
UTILITIES — (1.1%)
NRG Energy, Inc. 164,451 28,262,549
#Vistra Corp. 404,420 76,152,286
TOTAL UTILITIES 104,414,835
TOTAL COMMON STOCKS 9,964,371,469
TOTAL INVESTMENT SECURITIES — (99.2%)
(Cost $8,090,080,072) 9,964,371,469
SECURITIES LENDING COLLATERAL — (0.8%)
@§The DFA Short Term
Investment Fund 7,159,366 82,812,389
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,172,892,461) $ 10,047,183,858

52
Dimensional US High Profitability ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 514,609,603 $ — $ — $ 514,609,603
Consumer Discretionary ................ 963,165,700 — — 963,165,700
Consumer Staples .................... 863,991,016 — — 863,991,016
Energy ............................. 231,173,776 — — 231,173,776
Financials ........................... 980,587,028 — — 980,587,028
Health Care ......................... 1,487,083,507 — — 1,487,083,507
Industrials ........................... 1,477,021,251 — — 1,477,021,251
Information Technology ................ 3,268,697,602 — — 3,268,697,602
Materials ........................... 73,627,151 — — 73,627,151
Utilities ............................. 104,414,835 — — 104,414,835
Securities Lending Collateral .............. — 82,812,389 — 82,812,389
Total Investments ....................... $9,964,371,469 $82,812,389 $— $10,047,183,858
See accompanying Notes to Financial Statements.

53
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (6.0%)
Alphabet, Inc., Class A 27,454 $ 7,719,790
Alphabet, Inc., Class C 28,828 8,124,307
AT&T, Inc. 2,014,308 49,854,123
#*Charter Communications, Inc.,
Class A 37,495 8,767,831
Comcast Corp., Class A 1,112,630 30,970,056
Electronic Arts, Inc. 106,272 21,260,776
Fox Corp., Class A 106,932 6,913,154
Fox Corp., Class B 84,080 4,911,113
Interpublic Group of Cos., Inc.
(The) 57,987 1,487,946
*Liberty Media Corp.-Liberty
Formula One 40,090 4,002,987
*Liberty Media Corp.-Liberty
Formula One 1,097 99,805
News Corp., Class A 69,532 1,842,598
#News Corp., Class B 25,282 770,343
#Omnicom Group, Inc. 50,483 3,787,235
*Pinterest, Inc., Class A 47,580 1,574,898
*Take-Two Interactive Software,
Inc. 196 50,249
T-Mobile US, Inc. 127,019 26,680,341
Verizon Communications, Inc. 1,283,256 50,996,593
Walt Disney Co. (The) 242,905 27,355,961
*Warner Bros Discovery, Inc. 405,930 9,113,128
TOTAL COMMUNICATION
SERVICES 266,283,234
CONSUMER DISCRETIONARY — (4.3%)
*Amazon.com, Inc. 21,975 5,366,735
*Aptiv PLC 63,725 5,168,097
Aramark 11,956 452,893
Autoliv, Inc. 791 92,389
Best Buy Co., Inc. 31,409 2,579,935
BorgWarner, Inc. 26,803 1,151,457
*CarMax, Inc. 829 34,743
*Carnival Corp. 395,778 11,410,280
D.R. Horton, Inc. 162,201 24,180,925
*Deckers Outdoor Corp. 2,681 218,501
Dick's Sporting Goods, Inc. 20,884 4,624,762
eBay, Inc. 113,340 9,215,675
*Flutter Entertainment PLC, Class
DI 30,414 7,073,992
Ford Motor Co. 2,384,011 31,302,064
Garmin, Ltd. 41,405 8,858,186
General Motors Co. 540,605 37,350,399
Gentex Corp. 148 3,471
Genuine Parts Co. 43,250 5,506,157
Hasbro, Inc. 536 40,902
#Hyatt Hotels Corp., Class A 1,676 230,299
Lennar Corp., Class A 74,832 9,261,957
Lennar Corp., Class B 212 25,027
*Lululemon Athletica, Inc. 10,709 1,826,313
*Mohawk Industries, Inc. 1,223 138,982
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*NVR, Inc. 618 $ 4,456,287
Penske Automotive Group, Inc. 1,611 257,873
PulteGroup, Inc. 114,230 13,692,750
Ralph Lauren Corp. 9,321 2,979,551
#*Rivian Automotive, Inc., Class A 87,729 1,190,483
Somnigroup International, Inc. 23,152 1,836,880
Tapestry, Inc. 1,430 157,043
Toll Brothers, Inc. 20,623 2,783,074
*TopBuild Corp. 1,726 729,200
TOTAL CONSUMER
DISCRETIONARY 194,197,282
CONSUMER STAPLES — (3.8%)
#Albertsons Cos., Inc., Class A 93,489 1,653,820
Archer-Daniels-Midland Co. 76,793 4,648,280
#Brown-Forman Corp., Class B 322 8,768
Bunge Global SA 5,707 539,882
#Campbell's Co. (The) 3,349 100,905
Casey's General Stores, Inc. 19,813 10,167,833
Church & Dwight Co., Inc. 16,697 1,464,160
#Constellation Brands, Inc., Class
A 64,468 8,469,806
Dollar General Corp. 54,163 5,343,722
#*Dollar Tree, Inc. 61,646 6,110,352
Estee Lauder Cos., Inc. (The) 12,009 1,161,150
General Mills, Inc. 274,488 12,793,886
#Kenvue, Inc. 1,022,518 14,693,584
Keurig Dr Pepper, Inc. 393,779 10,695,038
Kraft Heinz Co. (The) 208,066 5,145,472
Kroger Co. (The) 380,539 24,213,697
McCormick & Co., Inc. 70,153 4,501,016
#Molson Coors Beverage Co.,
Class B 622 27,194
Mondelez International, Inc.,
Class A 372,516 21,404,769
*Performance Food Group Co. 25,265 2,444,136
Procter & Gamble Co. (The) 62,582 9,410,455
Target Corp. 117,648 10,908,323
Tyson Foods, Inc., Class A 92,399 4,750,233
*US Foods Holding Corp. 112,177 8,146,294
TOTAL CONSUMER STAPLES 168,802,775
ENERGY — (12.5%)
*Antero Resources Corp. 7,470 230,898
Baker Hughes Co. 664,234 32,155,568
Cheniere Energy, Inc. 2,067 438,204
Chevron Corp. 593,132 93,548,779
ConocoPhillips 388,721 34,541,748
Coterra Energy, Inc. 271,104 6,414,321
Devon Energy Corp. 200,992 6,530,230
Diamondback Energy, Inc. 99,852 14,297,808
EOG Resources, Inc. 273,059 28,900,565
EQT Corp. 115,800 6,204,564
Expand Energy Corp. 29,372 3,034,421
Exxon Mobil Corp. 1,454,996 166,393,343
Halliburton Co. 227,390 6,103,148

54
Dimensional US Large Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
Kinder Morgan, Inc. 293,993 $ 7,699,677
Marathon Petroleum Corp. 167,521 32,651,518
#Occidental Petroleum Corp. 329,510 13,575,812
ONEOK, Inc. 188,818 12,650,806
Ovintiv, Inc. 43,025 1,613,868
Phillips 66 153,145 20,849,160
SLB, Ltd. 505,940 18,244,196
TechnipFMC PLC 5,353 221,346
Valero Energy Corp. 172,147 29,189,245
Williams Cos., Inc. (The) 416,113 24,080,459
TOTAL ENERGY 559,569,684
FINANCIALS — (23.4%)
Aflac, Inc. 168,405 18,051,332
Allstate Corp. (The) 137,816 26,394,520
Ally Financial, Inc. 25,333 987,227
American Financial Group, Inc. 688 90,596
American International Group,
Inc. 248,858 19,649,828
Arch Capital Group, Ltd. 176,802 15,259,781
Arthur J. Gallagher & Co. 391 97,551
Bank of America Corp. 680,024 36,347,283
Bank of New York Mellon Corp.
(The) 214,425 23,142,890
*Berkshire Hathaway, Inc., Class
B 173,537 82,870,859
Blackrock, Inc. 12,579 13,620,667
*Block, Inc. 102,160 7,758,030
Capital One Financial Corp. 51,916 11,421,001
Carlyle Group, Inc. (The) 33,336 1,777,475
Charles Schwab Corp. (The) 66,419 6,277,924
Chubb, Ltd. 77,955 21,588,858
Cincinnati Financial Corp. 22,746 3,516,304
Citigroup, Inc. 183,353 18,560,824
Citizens Financial Group, Inc. 51,951 2,642,747
CME Group, Inc. 11,583 3,075,171
Corebridge Financial, Inc. 130,915 4,262,592
East West Bancorp, Inc. 11,005 1,118,108
Everest Group, Ltd. 24,294 7,640,949
Fidelity National Financial, Inc. 55,049 3,040,907
Fidelity National Information
Services, Inc. 280,123 17,513,290
Fifth Third Bancorp 306,356 12,750,537
#First Citizens BancShares, Inc.,
Class A 3,610 6,587,600
*Fiserv, Inc. 128,540 8,572,333
Global Payments, Inc. 19,086 1,484,127
Globe Life, Inc. 15,012 1,974,228
Goldman Sachs Group, Inc. (The) 56,254 44,405,220
Hartford Insurance Group, Inc.
(The) 168,194 20,886,331
Huntington Bancshares, Inc. 537,462 8,298,413
Intercontinental Exchange, Inc. 54,218 7,931,551
Invesco, Ltd. 9,985 236,644
JPMorgan Chase & Co. 681,381 211,991,257
KeyCorp 104,445 1,837,187
Loews Corp. 62,965 6,268,795
M&T Bank Corp. 32,642 6,001,884
*Markel Group, Inc. 3,872 7,645,380
Shares Value†
FINANCIALS — (Continued)
MetLife, Inc. 348,848 $ 27,845,047
Morgan Stanley 347,145 56,931,780
Nasdaq, Inc. 12,845 1,098,119
Northern Trust Corp. 63,900 8,222,013
*PayPal Holdings, Inc. 457,836 31,714,300
PNC Financial Services Group,
Inc. (The) 52,547 9,592,455
Principal Financial Group, Inc. 85,770 7,208,111
Prudential Financial, Inc. 185,624 19,304,896
Raymond James Financial, Inc. 116,140 18,427,934
Regions Financial Corp. 502,383 12,157,669
Reinsurance Group of America,
Inc. 3,090 563,801
RenaissanceRe Holdings, Ltd. 4,034 1,024,999
*SoFi Technologies, Inc. 6,870 203,902
State Street Corp. 107,654 12,451,262
Synchrony Financial 188,657 14,032,308
T. Rowe Price Group, Inc. 63,180 6,477,845
Travelers Cos., Inc. (The) 97,882 26,293,063
Truist Financial Corp. 196,831 8,784,567
Unum Group 41,443 3,042,745
US Bancorp 487,219 22,743,383
W. R. Berkley Corp. 100,302 7,155,545
Webster Financial Corp. 2,901 165,473
Wells Fargo & Co. 624,506 54,313,287
Willis Towers Watson PLC 13,207 4,135,112
TOTAL FINANCIALS 1,047,467,817
HEALTH CARE — (14.1%)
Abbott Laboratories 302,296 37,369,832
Agilent Technologies, Inc. 53,803 7,874,607
#Baxter International, Inc. 5,393 99,609
Becton Dickinson & Co. 99,206 17,729,104
*Biogen, Inc. 22,897 3,532,320
*BioMarin Pharmaceutical, Inc. 1,028 55,070
*Boston Scientific Corp. 9,889 996,020
Bristol-Myers Squibb Co. 439,914 20,266,838
*Charles River Laboratories
International, Inc. 677 121,907
Cigna Group (The) 92,575 22,626,256
CVS Health Corp. 205,248 16,040,131
Danaher Corp. 75,222 16,201,314
*Edwards Lifesciences Corp. 162,235 13,376,276
Elevance Health, Inc. 46,077 14,615,624
GE HealthCare Technologies, Inc. 283,632 21,258,218
Gilead Sciences, Inc. 154,823 18,546,247
*GRAIL, Inc. 321 29,510
*Hologic, Inc. 48,421 3,578,796
Humana, Inc. 34,299 9,541,639
*Incyte Corp. 11,196 1,046,602
*IQVIA Holdings, Inc. 33,878 7,333,232
Johnson & Johnson 580,433 109,626,381
Labcorp Holdings, Inc. 29,338 7,450,678
Medtronic PLC 290,965 26,390,526
Merck & Co., Inc. 385,066 33,107,975
*Neurocrine Biosciences, Inc. 4,435 635,136
Pfizer, Inc. 1,450,935 35,765,548
Quest Diagnostics, Inc. 71,730 12,620,894
Regeneron Pharmaceuticals, Inc. 12,225 7,968,255

55
Dimensional US Large Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
ResMed, Inc. 15,400 $ 3,801,952
*Solventum Corp. 4,140 285,826
STERIS PLC 47,530 11,202,821
Stryker Corp. 14,961 5,329,707
*Tenet Healthcare Corp. 27,376 5,652,870
Thermo Fisher Scientific, Inc. 65,105 36,939,926
*United Therapeutics Corp. 9,494 4,228,912
UnitedHealth Group, Inc. 250,411 85,530,381
Universal Health Services, Inc.,
Class B 13,464 2,921,823
*Vertex Pharmaceuticals, Inc. 2,832 1,205,214
Viatris, Inc. 105,352 1,091,447
West Pharmaceutical Services,
Inc. 2,460 693,892
Zimmer Biomet Holdings, Inc. 63,270 6,362,431
TOTAL HEALTH CARE 631,051,747
INDUSTRIALS — (14.3%)
AECOM 2,774 372,687
*Amentum Holdings, Inc. 15,335 343,657
AMETEK, Inc. 107,498 21,726,421
#*Builders FirstSource, Inc. 13,637 1,584,210
#Carlisle Cos., Inc. 5,732 1,863,187
Carrier Global Corp. 246,226 14,647,985
*Clean Harbors, Inc. 5,201 1,094,863
CNH Industrial NV 349,915 3,670,608
*Copart, Inc. 143,442 6,169,440
CSX Corp. 900,854 32,448,761
Cummins, Inc. 81,453 35,650,349
Curtiss-Wright Corp. 702 418,202
Deere & Co. 64,146 29,611,718
Delta Air Lines, Inc. 370,557 21,262,561
Dover Corp. 72,601 13,174,177
Eaton Corp. PLC 27,736 10,582,948
Emerson Electric Co. 176,764 24,670,952
Equifax, Inc. 17,034 3,595,877
Expeditors International of
Washington, Inc. 2,465 300,484
FedEx Corp. 112,803 28,631,657
Fortive Corp. 97,435 4,904,878
Fortune Brands Innovations, Inc. 5,460 277,368
General Dynamics Corp. 69,870 24,098,163
Graco, Inc. 17,623 1,441,033
*GXO Logistics, Inc. 112 6,296
#Hubbell, Inc. 1,220 573,400
IDEX Corp. 6,989 1,198,334
Ingersoll Rand, Inc. 157,412 12,015,258
Jacobs Solutions, Inc. 29,792 4,641,892
JB Hunt Transport Services, Inc. 25,896 4,372,799
Johnson Controls International
PLC 128,451 14,693,510
Knight-Swift Transportation
Holdings, Inc. 2,114 95,384
L3Harris Technologies, Inc. 60,926 17,613,707
Leidos Holdings, Inc. 59,286 11,292,204
*MasTec, Inc. 1,932 394,437
*NEXTracker, Inc., Class A 5,859 593,048
Nordson Corp. 5,832 1,352,732
Norfolk Southern Corp. 133,885 37,940,331
Shares Value†
INDUSTRIALS — (Continued)
Northrop Grumman Corp. 44,721 $ 26,092,467
nVent Electric PLC 5,238 598,965
Otis Worldwide Corp. 27,323 2,534,481
Owens Corning 22,324 2,842,068
PACCAR, Inc. 312,446 30,744,686
Parker-Hannifin Corp. 11,811 9,127,895
Pentair PLC 71,111 7,562,655
Quanta Services, Inc. 7,516 3,375,661
Republic Services, Inc. 65,358 13,610,150
RTX Corp. 253,027 45,165,320
Snap-on, Inc. 29,024 9,739,003
#Southwest Airlines Co. 146,177 4,429,163
SS&C Technologies Holdings,
Inc. 106,418 9,037,017
Stanley Black & Decker, Inc. 3,121 211,354
Textron, Inc. 114,854 9,281,352
TransUnion 63,114 5,123,595
U-Haul Holding Co. 11,510 558,120
*U-Haul Holding Co. 1,688 89,734
*United Airlines Holdings, Inc. 159,602 15,008,972
United Parcel Service, Inc., Class
B 45,434 4,380,746
United Rentals, Inc. 28,862 25,143,997
Watsco, Inc. 288 105,987
Westinghouse Air Brake
Technologies Corp. 64,024 13,089,067
Xylem, Inc. 82,804 12,490,983
TOTAL INDUSTRIALS 639,668,956
INFORMATION TECHNOLOGY — (12.9%)
Accenture PLC, Class A 62,654 15,669,765
*Advanced Micro Devices, Inc. 108,326 27,744,455
*Akamai Technologies, Inc. 13,205 991,695
Amdocs, Ltd. 96,011 8,089,887
Analog Devices, Inc. 116,418 27,256,946
Applied Materials, Inc. 13,911 3,242,654
*Arrow Electronics, Inc. 40 4,462
Cisco Systems, Inc. 1,260,991 92,191,052
Cognizant Technology Solutions
Corp., Class A 355,669 25,921,157
Corning, Inc. 472,457 42,086,470
#Entegris, Inc. 6,238 571,214
*F5, Inc. 20,801 5,263,693
*First Solar, Inc. 39,748 10,610,331
*Flex, Ltd. 153,170 9,576,188
#*GLOBALFOUNDRIES, Inc. 17,131 609,864
Hewlett Packard Enterprise Co. 629,911 15,382,427
HP, Inc. 49,904 1,380,844
*Intel Corp. 258,037 10,318,900
*Keysight Technologies, Inc. 62,406 11,417,802
Marvell Technology, Inc. 115,258 10,804,285
Microchip Technology, Inc. 21,215 1,324,240
Micron Technology, Inc. 304,737 68,190,998
NXP Semiconductors NV 69,031 14,435,763
*Okta, Inc. 15,975 1,462,192
*ON Semiconductor Corp. 117,002 5,859,460
*PTC, Inc. 1,381 274,184
QUALCOMM, Inc. 161,726 29,256,233
Ralliant Corp. 34,746 1,526,044

56
Dimensional US Large Cap Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Roper Technologies, Inc. 15,789 $ 7,044,262
Salesforce, Inc. 170,590 44,423,342
*Sandisk Corp. 32,138 6,406,068
#*Super Micro Computer, Inc. 27,610 1,434,616
TD SYNNEX Corp. 1,060 165,879
TE Connectivity PLC 191,234 47,236,710
*Teledyne Technologies, Inc. 6,832 3,599,234
Teradyne, Inc. 192 34,898
*Trimble, Inc. 27,495 2,192,726
*Twilio, Inc., Class A 12,413 1,674,265
Western Digital Corp. 114,055 17,132,202
*Zebra Technologies Corp. 6,510 1,752,818
*Zoom Communications, Inc. 37,980 3,312,995
TOTAL INFORMATION
TECHNOLOGY 577,873,220
MATERIALS — (7.3%)
Air Products and Chemicals, Inc. 71,593 17,367,746
Amcor PLC 497,114 3,927,201
Ball Corp. 59,525 2,797,675
Celanese Corp. 6,596 253,550
CF Industries Holdings, Inc. 73,681 6,136,890
Corteva, Inc. 174,302 10,709,115
CRH PLC 259,691 30,929,198
Crown Holdings, Inc. 6,709 651,981
Dow, Inc. 151,809 3,620,645
DuPont de Nemours, Inc. 124,173 10,138,725
Freeport-McMoRan, Inc. 709,749 29,596,533
International Flavors &
Fragrances, Inc. 22,128 1,393,400
#International Paper Co. 104,395 4,033,823
Linde PLC 120,633 50,460,784
LyondellBasell Industries NV,
Class A 58,418 2,711,763
Martin Marietta Materials, Inc. 31,985 19,610,003
Shares Value†
MATERIALS — (Continued)
Mosaic Co. (The) 6,013 $ 165,057
Newmont Corp. 518,733 42,001,811
Nucor Corp. 119,678 17,957,684
Packaging Corp. of America 52,442 10,266,046
PPG Industries, Inc. 117,365 11,472,429
Reliance, Inc. 16,611 4,691,445
RPM International, Inc. 13,599 1,486,099
Smurfit WestRock PLC 144,610 5,339,001
Steel Dynamics, Inc. 100,729 15,794,307
Vulcan Materials Co. 75,514 21,861,303
TOTAL MATERIALS 325,374,214
REAL ESTATE — (0.4%)
*CBRE Group, Inc., Class A 78,363 11,944,872
*CoStar Group, Inc. 60,777 4,182,065
*Jones Lang LaSalle, Inc. 3,182 970,796
*Zillow Group, Inc., Class A 4,318 308,867
*Zillow Group, Inc., Class C 18,314 1,373,184
TOTAL REAL ESTATE 18,779,784
TOTAL COMMON STOCKS 4,429,068,713
RIGHT/WARRANT — (0.0%)
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 23,156 12,273
TOTAL RIGHT/WARRANT 12,273
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $3,990,946,231) 4,429,080,986
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term
Investment Fund 3,781,874 43,744,941
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,034,691,172) $ 4,472,825,927
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 266,283,234 $ — $ — $ 266,283,234
Consumer Discretionary ................ 194,197,282 — — 194,197,282
Consumer Staples .................... 168,802,775 — — 168,802,775
Energy ............................. 559,569,684 — — 559,569,684
Financials ........................... 1,047,467,817 — — 1,047,467,817
Health Care ......................... 631,051,747 — — 631,051,747
Industrials ........................... 639,668,956 — — 639,668,956
Information Technology ................ 577,873,220 — — 577,873,220
Materials ........................... 325,374,214 — — 325,374,214
Real Estate .......................... 18,779,784 — — 18,779,784
Right/Warrant
Financials ........................... — 12,273 — 12,273

57
Dimensional US Large Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral .............. $ — $ 43,744,941 $ — $ 43,744,941
Total Investments ....................... $4,429,068,713 $43,757,214 $— $4,472,825,927
See accompanying Notes to Financial Statements.

58
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.5%)
#*Advantage Solutions, Inc. 487,771 $ 624,347
*AMC Networks, Inc., Class A 53,735 407,311
#*Angi, Inc. 154,449 2,049,538
#Array Digital Infrastructure, Inc. 124,079 6,094,761
ATN International, Inc. 62,452 907,428
*Bandwidth, Inc., Class A 108,489 1,752,097
#*Boston Omaha Corp., Class A 127,502 1,621,826
*Bumble, Inc., Class A 478,368 2,654,942
*BuzzFeed, Inc. 43,950 71,639
#Cable One, Inc. 21,604 3,209,274
*Cars.com, Inc. 272,505 2,926,704
*DHI Group, Inc. 142,799 277,030
*DoubleVerify Holdings, Inc. 130,729 1,487,696
*E.W. Scripps Co. (The), Class A 312,344 758,996
#*EchoStar Corp., Class A 114,507 8,573,139
*Frontier Communications Parent,
Inc. 30,976 1,169,654
*Gaia, Inc. 18,300 91,317
*GCI Liberty, Inc., Class A 3,323 121,522
#*GCI Liberty, Inc., Class C 22,560 826,260
Gray Media, Inc. 490,947 2,243,628
*Integral Ad Science Holding
Corp. 504,083 5,146,687
*Liberty Broadband Corp., Class
A 17,615 942,226
*Liberty Broadband Corp., Class
C 125,422 6,750,212
*Liberty Global, Ltd., Class A 744,012 8,184,132
#*Liberty Global, Ltd., Class C 687,840 7,669,416
*Liberty Latin America, Ltd., Class
A 288,458 2,249,972
#*Liberty Latin America, Ltd.,
Class C 673,553 5,327,804
#*Lionsgate Studios Corp. 48,054 308,987
Marcus Corp. (The) 109,130 1,571,472
National CineMedia, Inc. 223,123 986,204
Nexstar Media Group, Inc. 24,381 4,772,093
#Paramount Skydance Corp. 29,018 446,587
*PubMatic, Inc., Class A 40,437 338,053
*Reservoir Media, Inc. 22,811 173,364
Saga Communications, Inc.,
Class A 22,279 272,918
#Scholastic Corp. 112,066 3,212,932
#Shenandoah
Telecommunications Co. 186,848 2,301,967
#Shutterstock, Inc. 37,236 932,017
Sinclair, Inc. 41,537 567,395
*SPAR Group, Inc. 27,711 31,314
#*Sphere Entertainment Co. 9,907 678,431
Spok Holdings, Inc. 10,121 144,629
#*Stagwell, Inc. 72,534 344,537
*Starz Entertainment Corp. 3,203 33,664
Sunrise Communications AG,
ADR 90,309 4,912,810
Shares Value†
COMMUNICATION SERVICES — (Continued)
#*Teads Holding Co. 17,265 $ 25,552
TEGNA, Inc. 734,760 14,452,729
Telephone and Data Systems,
Inc. 507,237 19,690,940
*Urban One, Inc. 10,380 6,332
*Vimeo, Inc. 5,895 45,981
#*Vivid Seats, Inc., Class A 1,409 17,486
*Ziff Davis, Inc. 190,208 6,448,051
*ZoomInfo Technologies, Inc. 432,992 4,858,170
TOTAL COMMUNICATION
SERVICES 141,714,173
CONSUMER DISCRETIONARY — (13.3%)
#*1-800-Flowers.com, Inc., Class
A 149,143 536,915
Academy Sports & Outdoors, Inc. 299,248 14,330,987
*Adient PLC 353,261 8,192,123
ADT, Inc. 2,642,524 23,359,912
*Adtalem Global Education, Inc. 24,554 2,406,783
#Advance Auto Parts, Inc. 87,008 4,100,687
A-Mark Precious Metals, Inc.,
Class A 89,529 2,379,681
#AMCON Distributing Co. 23 2,638
#*American Axle & Manufacturing
Holdings, Inc. 559,922 3,471,516
American Eagle Outfitters, Inc. 725,568 12,124,241
*American Outdoor Brands, Inc. 56,722 389,680
*American Public Education, Inc. 35,390 1,185,211
Arko Corp. 114,491 504,333
*Asbury Automotive Group, Inc. 85,833 20,136,422
*Barnes & Noble Education, Inc. 11,577 105,698
Bassett Furniture Industries, Inc. 31,393 463,047
*Beazer Homes USA, Inc. 28,180 631,232
#*Biglari Holdings, Inc., Class A 367 643,439
#*Biglari Holdings, Inc., Class B 7,344 2,653,461
*BJ's Restaurants, Inc. 71,075 2,413,707
Bloomin' Brands, Inc. 9,770 66,729
BorgWarner, Inc. 944,655 40,582,379
Brunswick Corp. 128,134 8,470,939
#*Caesars Entertainment, Inc. 96,804 1,945,760
Caleres, Inc. 113,687 1,255,104
*Capri Holdings, Ltd. 47,898 993,884
*CarMax, Inc. 323,180 13,544,474
Carter's, Inc. 70,946 2,227,704
Century Communities, Inc. 152,304 9,046,858
*Citi Trends, Inc. 1,636 58,602
Clarus Corp. 61,795 206,395
Columbia Sportswear Co. 91,144 4,523,477
*Cooper-Standard Holdings, Inc. 13,773 416,220
#Cracker Barrel Old Country
Store, Inc. 4,964 167,287
Crown Crafts, Inc. 7,328 21,105
*Culp, Inc. 1,206 4,848
Dana, Inc. 627,594 12,740,158
#Designer Brands, Inc., Class A 168,497 621,754

59
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Destination XL Group, Inc. 152,713 $ 152,591
Dick's Sporting Goods, Inc. 45,494 10,074,646
#*Dream Finders Homes, Inc.,
Class A 112,225 2,222,055
*Duluth Holdings, Inc., Class B 33,780 92,895
*El Pollo Loco Holdings, Inc. 157,821 1,612,931
Escalade, Inc. 8,879 102,197
#Ethan Allen Interiors, Inc. 133,715 3,231,892
*First Watch Restaurant Group,
Inc. 190,359 3,139,020
Flanigan's Enterprises, Inc. 169 5,349
Flexsteel Industries, Inc. 21,633 739,632
*Fox Factory Holding Corp. 131,921 2,916,773
*Funko, Inc., Class A 210,454 656,617
Gap, Inc. (The) 231,586 5,291,740
*Genesco, Inc. 45,077 1,307,684
Gentex Corp. 124,736 2,925,059
*Gentherm, Inc. 122,788 4,518,598
*G-III Apparel Group, Ltd. 222,931 5,985,697
Golden Entertainment, Inc. 19,174 387,315
*Goodyear Tire & Rubber Co.
(The) 1,243,407 8,567,074
Graham Holdings Co., Class B 15,909 16,101,976
*Green Brick Partners, Inc. 52,854 3,421,768
#Group 1 Automotive, Inc. 55,414 22,029,282
#Guess?, Inc. 223,878 3,801,448
#Hamilton Beach Brands Holding
Co., Class A 12,679 178,394
#Harley-Davidson, Inc. 549,252 14,818,819
Haverty Furniture Cos., Inc. 74,891 1,633,373
#*Helen of Troy, Ltd. 78,398 1,460,555
#*Hilton Grand Vacations, Inc. 134,809 5,587,833
*Holley, Inc. 113,361 325,346
Hooker Furnishings Corp. 25,088 227,799
*Hovnanian Enterprises, Inc.,
Class A 5,352 643,471
JAKKS Pacific, Inc. 51,774 880,158
Jerash Holdings US, Inc. 5,674 19,235
Johnson Outdoors, Inc., Class A 16,144 657,545
KB Home 120,825 7,541,897
#Kohl's Corp. 452,709 7,365,575
#Krispy Kreme, Inc. 451,523 1,620,968
#Lakeland Industries, Inc. 29,785 490,261
#*Lands' End, Inc. 53,423 840,878
*Latham Group, Inc. 156,801 1,136,807
La-Z-Boy, Inc. 214,426 6,797,304
#LCI Industries 103,416 10,702,522
Lear Corp. 235,107 24,603,948
*Legacy Housing Corp. 72,451 1,626,887
*LGI Homes, Inc. 95,984 3,917,107
*Life Time Group Holdings, Inc. 395,941 9,791,621
Lifetime Brands, Inc. 85,578 290,109
Lithia Motors, Inc. 108,351 34,030,882
#LKQ Corp. 646,949 20,676,490
#*Lovesac Co. (The) 67,930 942,189
Macy's, Inc. 1,227,524 23,924,443
*Malibu Boats, Inc., Class A 61,548 1,715,343
*MarineMax, Inc. 96,497 2,390,231
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Marriott Vacations Worldwide
Corp. 152,353 $ 10,052,251
#*MasterCraft Boat Holdings, Inc. 59,784 1,199,267
Matthews International Corp.,
Class A 121,601 2,847,895
Meritage Homes Corp. 242,901 16,410,392
#*Mister Car Wash, Inc. 186,774 1,044,067
*Mobileye Global, Inc., Class A 81,515 1,071,922
*Mohawk Industries, Inc. 270,427 30,731,324
Monro, Inc. 128,409 1,881,192
*Motorcar Parts of America, Inc. 78,843 1,345,062
Movado Group, Inc. 64,923 1,182,248
*National Vision Holdings, Inc. 45,079 1,160,784
Newell Brands, Inc. 1,822,926 6,197,948
*ODP Corp. (The) 116,009 3,234,331
#*OneWater Marine, Inc. 40,956 636,047
#*Outdoor Holding Co. 47,932 76,691
#Oxford Industries, Inc. 59,135 2,179,125
Patrick Industries, Inc. 10,544 1,100,477
#Penske Automotive Group, Inc. 12,838 2,054,979
Perdoceo Education Corp. 113,953 3,619,147
#*Petco Health & Wellness Co.,
Inc. 899,046 2,858,966
#*PetMed Express, Inc. 49,536 127,308
Phinia, Inc. 181,212 9,406,715
#Polaris, Inc. 74,641 4,933,770
#*Portillo's, Inc., Class A 127,901 684,270
*Pursuit Attractions and
Hospitality, Inc. 17,576 623,597
PVH Corp. 228,292 17,882,112
Rocky Brands, Inc. 35,002 986,706
#*Sally Beauty Holdings, Inc. 431,047 6,513,120
#Shoe Carnival, Inc. 142,510 2,612,208
#Signet Jewelers, Ltd. 127,434 12,596,851
Smith & Wesson Brands, Inc. 232,824 2,231,618
#Sonic Automotive, Inc., Class A 38,276 2,431,674
*Sportsman's Warehouse
Holdings, Inc. 154,785 382,319
Standard Motor Products, Inc. 115,705 4,296,127
#Steven Madden, Ltd. 24,209 820,927
*Stoneridge, Inc. 77,884 530,390
Strategic Education, Inc. 108,434 8,238,815
*Strattec Security Corp. 21,016 1,289,542
Superior Group of Cos., Inc. 62,538 584,105
*Target Hospitality Corp. 117,734 905,374
*Taylor Morrison Home Corp. 466,323 27,638,964
#Thor Industries, Inc. 235,899 24,616,061
*Tile Shop Holdings, Inc. 44,293 277,274
Toll Brothers, Inc. 25,710 3,469,565
*Topgolf Callaway Brands Corp. 792,329 7,455,816
*Tri Pointe Homes, Inc. 425,280 13,545,168
#*Under Armour, Inc., Class A 741,158 3,416,738
#*Under Armour, Inc., Class C 987,965 4,386,565
*Unifi, Inc. 2,051 9,147
*Universal Electronics, Inc. 35,609 138,519
Upbound Group, Inc. 19,672 381,243
*Urban Outfitters, Inc. 128,122 8,277,962
*Vera Bradley, Inc. 63,852 150,052
Visteon Corp. 58,938 6,315,796

60
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Weyco Group, Inc. 31,013 $ 889,143
#Whirlpool Corp. 127,606 9,140,418
Winnebago Industries, Inc. 116,616 4,397,589
*Zumiez, Inc. 71,354 1,544,814
TOTAL CONSUMER
DISCRETIONARY 768,060,116
CONSUMER STAPLES — (4.1%)
Alico, Inc. 7,528 265,061
Andersons, Inc. (The) 171,519 7,943,045
#B&G Foods, Inc. 145,559 582,236
Bunge Global SA 8,058 762,287
#Cal-Maine Foods, Inc. 70,652 6,203,246
#*Central Garden & Pet Co. 67,221 2,061,668
*Central Garden & Pet Co., Class
A 252,123 7,011,541
*Coffee Holding Co., Inc. 31,127 126,998
Conagra Brands, Inc. 1,109,099 19,065,412
#*Coty, Inc., Class A 628,569 2,495,419
*Darling Ingredients, Inc. 664,844 21,308,250
Dole PLC 451,177 5,747,995
Edgewell Personal Care Co. 203,233 3,940,688
Flowers Foods, Inc. 160,726 1,917,461
Fresh Del Monte Produce, Inc. 215,671 7,623,970
#*Grocery Outlet Holding Corp. 418,687 5,698,330
*Hain Celestial Group, Inc. (The) 18,987 22,025
*HF Foods Group, Inc. 11,268 24,339
Hormel Foods Corp. 35,120 758,241
Ingles Markets, Inc., Class A 64,445 4,453,150
Ingredion, Inc. 159,058 18,356,884
J&J Snack Foods Corp. 6,916 585,439
J.M. Smucker Co. (The) 98,948 10,246,065
John B. Sanfilippo & Son, Inc. 1,965 123,363
Limoneira Co. 4,057 57,325
#*Medifast, Inc. 36,786 442,168
MGP Ingredients, Inc. 53,524 1,295,281
*Mission Produce, Inc. 307,409 3,541,352
#Molson Coors Beverage Co.,
Class B 452,064 19,764,238
*Nature's Sunshine Products, Inc. 42,090 567,373
Nu Skin Enterprises, Inc., Class A 130,911 1,403,366
#*Olaplex Holdings, Inc. 87,526 91,027
#*Post Holdings, Inc. 248,074 25,782,331
PriceSmart, Inc. 24,377 2,801,892
Seaboard Corp. 3,728 12,563,285
*Seneca Foods Corp., Class A 22,577 2,434,591
#*Simply Good Foods Co. (The) 195,620 3,828,283
*TreeHouse Foods, Inc. 210,362 3,828,588
*United Natural Foods, Inc. 273,831 10,309,737
Universal Corp. 128,175 6,495,909
*USANA Health Sciences, Inc. 67,993 1,438,052
Village Super Market, Inc., Class
A 51,755 1,623,554
#Weis Markets, Inc. 130,769 8,282,908
*Willamette Valley Vineyards, Inc. 1,849 5,917
TOTAL CONSUMER STAPLES 233,880,290
ENERGY — (10.7%)
*Amplify Energy Corp. 202,158 917,797
*Antero Resources Corp. 618,104 19,105,595
Shares Value†
ENERGY — (Continued)
#APA Corp. 1,357,006 $ 30,736,186
Ardmore Shipping Corp. 213,903 2,693,039
#Atlas Energy Solutions, Inc. 66,636 824,954
Berry Corp. 336,400 1,133,668
*Bristow Group, Inc. 149,613 6,089,249
California Resources Corp. 298,468 14,078,736
Chord Energy Corp. 89,583 8,126,970
#Civitas Resources, Inc. 386,436 11,140,950
*Clean Energy Fuels Corp. 576,420 1,648,561
#*CNX Resources Corp. 668,685 22,507,937
#*Comstock Resources, Inc. 887,390 16,638,563
Core Laboratories, Inc. 4,548 72,495
Core Natural Resources, Inc. 127,208 10,049,432
#Crescent Energy Co., Class A 1,023,567 8,628,670
DHT Holdings, Inc. 780,244 10,361,640
*DMC Global, Inc. 11,477 92,505
Dorian LPG, Ltd. 192,720 5,559,972
Epsilon Energy, Ltd. 32,396 155,501
Evolution Petroleum Corp. 46,831 205,120
*Expro Group Holdings NV 512,554 6,960,483
*Forum Energy Technologies, Inc. 49,039 1,313,264
FutureFuel Corp. 128,100 503,433
#*Geospace Technologies Corp. 16,775 425,079
*Gran Tierra Energy, Inc. 40,130 137,646
Granite Ridge Resources, Inc. 536,100 2,830,608
*Green Plains, Inc. 66,046 678,953
*Gulfport Energy Corp. 24,692 4,592,959
*Helix Energy Solutions Group,
Inc. 644,294 4,329,656
#Helmerich & Payne, Inc. 410,116 10,769,646
HF Sinclair Corp. 790,370 40,783,092
#HighPeak Energy, Inc. 7,414 49,303
*Innovex International, Inc. 160,909 3,229,444
International Seaways, Inc. 234,184 11,997,246
#Kodiak Gas Services, Inc. 33,847 1,248,277
#*Kosmos Energy, Ltd. 441,604 693,318
Liberty Energy, Inc. 699,103 12,660,755
Matador Resources Co. 526,274 20,766,772
#*MIND Technology, Inc. 10,570 116,376
#Murphy Oil Corp. 617,507 17,475,448
NACCO Industries, Inc., Class A 17,743 750,174
*National Energy Services
Reunited Corp. 90,944 1,147,713
Natural Gas Services Group, Inc. 65,500 1,823,520
*NCS Multistage Holdings, Inc. 2 73
#Noble Corp. PLC 572,524 16,803,579
#Nordic American Tankers, Ltd. 1,115,305 4,104,322
#Northern Oil & Gas, Inc. 429,032 9,494,478
NOV, Inc. 1,635,702 23,881,249
*Oil States International, Inc. 251,504 1,501,479
Ovintiv, Inc. 754,704 28,308,947
*Par Pacific Holdings, Inc. 61,794 2,470,524
Patterson-UTI Energy, Inc. 1,690,789 10,601,247
PBF Energy, Inc., Class A 344,120 11,758,580
#Peabody Energy Corp. 532,731 14,607,484
Permian Resources Corp. 2,106,633 26,459,311
#*PrimeEnergy Resources Corp. 8,197 1,108,562
*ProFrac Holding Corp., Class A 24,850 135,930

61
Dimensional US Small Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
*ProPetro Holding Corp. 467,705 $ 4,854,778
Range Resources Corp. 548,958 19,515,457
Ranger Energy Services, Inc. 101,105 1,389,183
*REX American Resources Corp. 146,839 4,703,253
Riley Exploration Permian, Inc. 91,033 2,368,679
#RPC, Inc. 970,946 5,048,919
SandRidge Energy, Inc. 12,134 144,516
Scorpio Tankers, Inc. 218,809 13,500,515
*SEACOR Marine Holdings, Inc. 111,427 708,676
*Seadrill, Ltd. 258,645 8,162,836
Select Water Solutions, Inc. 521,497 6,028,505
#SFL Corp., Ltd. 669,006 4,990,785
#SM Energy Co. 503,656 10,521,374
Smart Sand, Inc. 42,790 91,999
*Stabilis Solutions, Inc. 500 2,495
*Talos Energy, Inc. 760,327 7,458,808
Teekay Corp., Ltd. 447,136 4,301,448
Teekay Tankers, Ltd., Class A 145,204 8,857,444
*TETRA Technologies, Inc. 210,749 1,487,888
*Tidewater, Inc. 25,232 1,276,487
*TOP Ships, Inc. 3,844 23,064
#*Transocean, Ltd. 4,129,816 15,858,493
VAALCO Energy, Inc. 444,911 1,748,500
#*Valaris, Ltd. 255,127 14,317,727
Viper Energy, Inc., Class A 3,578 134,390
*Vital Energy, Inc. 71,863 1,128,968
#Vitesse Energy, Inc. 130,195 2,831,741
World Kinect Corp. 265,077 6,852,241
TOTAL ENERGY 615,595,639
FINANCIALS — (27.3%)
1st Source Corp. 71,581 4,254,775
*Acacia Research Corp. 180,688 626,987
ACNB Corp. 9,296 419,993
Affinity Bancshares, Inc. 455 8,631
Alerus Financial Corp. 32,257 681,268
Ally Financial, Inc. 96,279 3,751,993
Amalgamated Financial Corp. 81,698 2,227,087
*Ambac Financial Group, Inc. 73,013 599,437
Amerant Bancorp, Inc. 123,268 2,067,204
Ameris Bancorp 300,796 21,543,010
AmeriServ Financial, Inc. 16,773 51,158
Ames National Corp. 1,725 35,984
Arrow Financial Corp. 15,767 439,742
Associated Banc-Corp. 756,675 18,742,840
Associated Capital Group, Inc.,
Class A 1,289 47,049
Assured Guaranty, Ltd. 221,759 17,869,340
Atlantic Union Bankshares Corp. 583,236 18,966,835
Axis Capital Holdings, Ltd. 207,402 19,425,271
Banc of California, Inc. 508,086 8,622,219
Bank of Marin Bancorp 45,649 1,175,462
Bank of the James Financial
Group, Inc. 37 627
Bank OZK 511,243 23,000,823
BankFinancial Corp. 48,874 540,058
BankUnited, Inc. 329,246 13,196,180
Bankwell Financial Group, Inc. 15,698 680,508
Banner Corp. 143,711 8,678,707
Shares Value†
FINANCIALS — (Continued)
Bar Harbor Bankshares 63,189 $ 1,853,333
BayCom Corp. 40,470 1,103,212
BCB Bancorp, Inc. 72,464 575,364
Beacon Financial Corp. 327,346 7,967,602
*Blue Foundry Bancorp 56,522 465,741
*Blue Ridge Bankshares, Inc. 25,608 114,724
BOK Financial Corp. 236,990 24,784,414
Bread Financial Holdings, Inc. 231,177 14,483,239
*Bridgewater Bancshares, Inc. 57,289 942,977
*Brighthouse Financial, Inc. 269,162 15,361,075
Burke & Herbert Financial
Services Corp. 11,172 657,584
Business First Bancshares, Inc. 79,206 1,942,131
*BV Financial, Inc. 16,916 275,731
Byline Bancorp, Inc. 208,529 5,576,065
C&F Financial Corp. 11,996 820,646
#Cadence Bank 758,577 28,628,696
*California Bancorp 16,007 295,969
Camden National Corp. 30,875 1,177,881
Capital City Bank Group, Inc. 29,630 1,152,607
Capitol Federal Financial, Inc. 518,883 3,134,053
*Carter Bankshares, Inc. 82,970 1,417,128
Cathay General Bancorp 307,747 13,987,101
#CB Financial Services, Inc. 1,266 40,980
Central Pacific Financial Corp. 44,598 1,271,489
CF Bankshares, Inc. 4,823 111,894
Chemung Financial Corp. 9,212 466,772
ChoiceOne Financial Services,
Inc. 3,138 89,872
Citizens & Northern Corp. 19,601 379,475
Citizens Community Bancorp, Inc. 24,473 383,002
Citizens Financial Services, Inc. 2,954 161,850
Civista Bancshares, Inc. 66,405 1,429,700
CNB Financial Corp. 74,490 1,832,454
Colony Bankcorp, Inc. 47,072 752,681
Columbia Banking System, Inc. 1,211,116 32,457,909
#Comerica, Inc. 437,726 33,486,039
Community Trust Bancorp, Inc. 61,449 3,145,882
Community West Bancshares 42,586 901,971
ConnectOne Bancorp, Inc. 192,351 4,627,965
*Consumer Portfolio Services,
Inc. 1,379 11,584
*Customers Bancorp, Inc. 145,061 9,736,494
CVB Financial Corp. 574,873 10,560,417
Dime Community Bancshares,
Inc. 177,567 4,661,134
Donegal Group, Inc., Class A 98,353 1,844,119
Eagle Bancorp Montana, Inc. 23,980 389,195
Eagle Bancorp, Inc. 94,807 1,588,017
Eagle Financial Services, Inc. 91 3,295
Eastern Bankshares, Inc. 885,487 15,522,587
*eHealth, Inc. 99,933 518,652
Employers Holdings, Inc. 108,829 4,149,650
Enact Holdings, Inc. 378,868 13,533,165
*Encore Capital Group, Inc. 61,638 2,562,908
Enterprise Financial Services
Corp. 157,611 8,254,088
Equity Bancshares, Inc., Class A 27,762 1,124,639
Essent Group, Ltd. 426,484 25,832,136

62
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
#*EZCORP, Inc., Class A 291,162 $ 5,313,707
F&G Annuities & Life, Inc. 80,882 2,398,151
Farmers & Merchants Bancorp,
Inc. 5,875 140,413
Farmers National Banc Corp. 16,439 213,378
#FB Financial Corp. 38,822 2,096,776
Fidelis Insurance Holdings, Ltd. 441,402 7,936,408
Financial Institutions, Inc. 50,129 1,425,167
First American Financial Corp. 263,766 16,488,013
#First Bancorp 78,460 3,808,448
First Bancorp, Inc. (The) 1,128 27,963
First Bank 59,252 925,516
#First Busey Corp. 365,712 8,177,320
First Business Financial Services,
Inc. 31,162 1,577,109
First Capital, Inc. 5 215
First Commonwealth Financial
Corp. 434,096 6,637,328
First Community Bankshares, Inc. 9,156 296,105
First Community Corp. 11,912 319,361
First Financial Bancorp 419,838 9,828,408
First Financial Corp. 45,660 2,434,591
*First Foundation, Inc. 7,330 39,875
First Hawaiian, Inc. 551,236 13,521,819
First Horizon Corp. 603,462 12,889,948
First Internet Bancorp 34,018 603,479
First Interstate BancSystem, Inc.,
Class A 454,557 14,204,906
First Merchants Corp. 252,695 8,965,619
First Mid Bancshares, Inc. 84,986 3,036,550
First Northwest Bancorp 17,431 158,099
First United Corp. 23,161 799,749
First US Bancshares, Inc. 244 3,140
*First Western Financial, Inc. 12,408 286,501
#*FirstSun Capital Bancorp 51,195 1,742,678
Flushing Financial Corp. 87,341 1,193,951
FNB Corp. 1,574,412 24,749,757
Franklin Financial Services Corp. 3,384 153,295
Franklin Resources, Inc. 540,153 12,212,859
FS Bancorp, Inc. 18,320 708,801
Fulton Financial Corp. 837,288 14,543,693
FVCBankcorp, Inc. 9,887 120,819
*Genworth Financial, Inc. 1,836,891 15,503,360
Great Southern Bancorp, Inc. 30,191 1,681,639
*Green Dot Corp., Class A 257,498 2,989,552
*Greenlight Capital Re, Ltd.,
Class A 134,897 1,634,952
*Hamilton Insurance Group, Ltd.,
Class B 74,087 1,753,639
#Hancock Whitney Corp. 373,704 21,342,235
Hanmi Financial Corp. 117,953 3,113,959
#Hanover Bancorp, Inc. 6,699 138,736
#HarborOne Bancorp, Inc. 160,520 1,942,292
Hawthorn Bancshares, Inc. 848 25,618
HBT Financial, Inc. 9,080 221,461
Hennessy Advisors, Inc. 243 2,369
Heritage Commerce Corp. 242,787 2,524,985
Heritage Financial Corp. 132,726 2,945,190
*Heritage Insurance Holdings, Inc. 21,300 503,319
Shares Value†
FINANCIALS — (Continued)
Home Bancorp, Inc. 29,008 $ 1,541,775
Home BancShares, Inc. 130,531 3,486,483
HomeTrust Bancshares, Inc. 66,072 2,597,290
Hope Bancorp, Inc. 524,321 5,500,127
#Horace Mann Educators Corp. 131,571 5,882,539
Horizon Bancorp, Inc. 193,678 3,021,377
IF Bancorp, Inc. 43 1,107
Independent Bank Corp. 17,006 513,921
Independent Bank Corp. 182,094 12,253,105
International Bancshares Corp. 29,421 1,952,966
Invesco, Ltd. 1,798,876 42,633,361
Investar Holding Corp. 37,398 888,576
Jackson Financial, Inc., Class A 319,690 32,227,949
James River Group Holdings, Ltd. 15,796 80,560
Janus Henderson Group PLC 353,912 15,416,407
Kearny Financial Corp. 256,138 1,636,722
Kemper Corp. 106,346 4,784,507
Lake Shore Bancorp, Inc. 14 193
Landmark Bancorp, Inc. 1,826 46,910
LCNB Corp. 29,245 449,203
*LendingClub Corp. 450,401 7,832,473
Lincoln National Corp. 599,213 25,166,946
Live Oak Bancshares, Inc. 50,955 1,586,739
Magyar Bancorp, Inc. 422 7,280
MainStreet Bancshares, Inc. 11,890 220,560
*Mechanics Bancorp 35,597 476,644
Mercantile Bank Corp. 76,009 3,332,995
#Merchants Bancorp 141,975 4,428,200
Meridian Corp. 37,523 536,204
Metropolitan Bank Holding Corp. 39,083 2,590,030
MGIC Investment Corp. 1,070,632 29,356,729
Mid Penn Bancorp, Inc. 57,751 1,643,016
Middlefield Banc Corp. 1,238 40,359
Midland States Bancorp, Inc. 80,360 1,176,470
MidWestOne Financial Group,
Inc. 32,197 1,190,967
MVB Financial Corp. 23,959 612,871
National Bank Holdings Corp.,
Class A 158,576 5,654,820
Navient Corp. 404,788 4,950,557
NB BanCorp, Inc. 1,201 21,702
NBT Bancorp, Inc. 33,732 1,365,134
Nelnet, Inc., Class A 112,635 14,535,547
Nicolet Bankshares, Inc. 13,921 1,644,627
*NMI Holdings, Inc. 204,430 7,447,385
Northeast Community Bancorp,
Inc. 40,494 795,302
Northfield Bancorp, Inc. 164,350 1,679,657
Northrim Bancorp, Inc. 856 18,815
Northwest Bancshares, Inc. 609,685 7,139,411
Norwood Financial Corp. 34 905
Oak Valley Bancorp 556 15,168
OceanFirst Financial Corp. 230,151 4,184,145
OFG Bancorp 24,355 941,564
Ohio Valley Banc Corp. 658 23,030
#Old National Bancorp 1,488,415 30,408,318
Old Republic International Corp. 55,280 2,181,349
Old Second Bancorp, Inc. 220,601 3,959,788

63
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Onity Group, Inc. 33,404 $ 1,251,648
OP Bancorp 47,036 627,931
*Oportun Financial Corp. 34,488 183,821
Oppenheimer Holdings, Inc.,
Class A 7,525 524,944
*OptimumBank Holdings, Inc. 1,341 5,485
Origin Bancorp, Inc. 118,719 4,114,801
Orrstown Financial Services, Inc. 50,002 1,664,067
Parke Bancorp, Inc. 41,379 894,200
*Paysafe, Ltd. 246,037 2,708,867
PCB Bancorp 44,287 933,127
Peapack-Gladstone Financial
Corp. 69,472 1,757,642
PennyMac Financial Services,
Inc. 11,109 1,397,623
Peoples Bancorp of North
Carolina, Inc. 1,467 43,174
Peoples Bancorp, Inc. 169,078 4,835,631
Peoples Financial Services Corp. 23,701 1,055,643
#Pinnacle Financial Partners, Inc. 173,224 14,760,417
*Ponce Financial Group, Inc. 37,561 529,986
Popular, Inc. 235,295 26,228,334
*PRA Group, Inc. 152,704 2,093,572
Primis Financial Corp. 98,274 1,069,712
Princeton Bancorp, Inc. 14,411 447,894
*ProAssurance Corp. 187,145 4,482,123
Prosperity Bancshares, Inc. 389,319 25,624,977
*Provident Bancorp, Inc. 38,127 486,119
Provident Financial Holdings, Inc. 2,177 34,005
Provident Financial Services, Inc. 575,957 10,534,254
QCR Holdings, Inc. 68,568 5,100,774
Radian Group, Inc. 479,971 16,290,216
RBB Bancorp 47,227 879,839
Red River Bancshares, Inc. 1,433 94,664
Regional Management Corp. 43,488 1,711,253
RenaissanceRe Holdings, Ltd. 5,773 1,466,862
Renasant Corp. 388,344 13,060,009
#*Repay Holdings Corp. 343,881 1,475,249
Republic Bancorp, Inc., Class A 25,779 1,698,836
*Rhinebeck Bancorp, Inc. 6 60
Richmond Mutual Bancorp, Inc. 3,013 40,163
Riverview Bancorp, Inc. 94,210 488,008
S&T Bancorp, Inc. 157,052 5,754,385
Safety Insurance Group, Inc. 9,647 663,038
SB Financial Group, Inc. 15,360 300,442
Seacoast Banking Corp. of
Florida 159,231 4,824,699
*Security National Financial
Corp., Class A 53,916 429,711
Shore Bancshares, Inc. 126,267 1,971,028
Sierra Bancorp 57,967 1,668,290
Simmons First National Corp.,
Class A 603,264 10,484,728
*SiriusPoint, Ltd. 532,571 9,692,792
SmartFinancial, Inc. 63,287 2,213,146
South Plains Financial, Inc. 17,935 654,628
*Southern First Bancshares, Inc. 19,569 857,905
Southern Missouri Bancorp, Inc. 16,797 880,835
Southside Bancshares, Inc. 93,865 2,639,484
Shares Value†
FINANCIALS — (Continued)
SOUTHSTATE BANK Corp. 328,302 $ 29,103,972
SR Bancorp, Inc. 12,409 182,660
Stellar Bancorp, Inc. 214,096 6,300,845
*Sterling Bancorp, Inc. 65,995 –
Stewart Information Services
Corp. 55,210 3,769,187
Summit State Bank 1,516 16,631
Synovus Financial Corp. 227,512 10,156,136
*Texas Capital Bancshares, Inc. 208,119 17,448,697
*Third Coast Bancshares, Inc. 42,718 1,569,887
Timberland Bancorp, Inc. 31,333 1,006,416
Tiptree, Inc. 3,806 67,404
Tompkins Financial Corp. 22,073 1,400,753
Towne Bank 322,620 10,488,376
TriCo Bancshares 121,463 5,372,308
TrustCo Bank Corp. 77,960 2,939,872
Trustmark Corp. 267,161 9,943,732
UMB Financial Corp. 141,194 15,090,815
United Bancshares, Inc. 388 13,603
United Bankshares, Inc. 601,166 21,515,731
United Community Banks, Inc. 510,903 14,918,368
United Fire Group, Inc. 97,931 2,960,454
United Security Bancshares 62,096 569,110
Unity Bancorp, Inc. 11,628 528,027
Univest Financial Corp. 115,632 3,394,956
US Global Investors, Inc., Class A 543 1,352
Valley National Bancorp 2,332,886 25,358,471
*Velocity Financial, Inc. 34,436 641,198
Virginia National Bankshares
Corp. 38 1,512
Virtus Investment Partners, Inc. 4,022 654,862
WaFd, Inc. 386,680 11,225,320
Washington Trust Bancorp, Inc. 49,545 1,349,606
Waterstone Financial, Inc. 78,423 1,199,872
Webster Financial Corp. 663,983 37,873,590
WesBanco, Inc. 406,199 12,226,590
Westamerica Bancorp 3,990 190,123
Western Alliance Bancorp 239,172 18,499,954
Western New England Bancorp,
Inc. 91,047 1,035,204
Westwood Holdings Group, Inc. 195 3,266
White Mountains Insurance
Group, Ltd. 11,905 22,673,787
Wintrust Financial Corp. 188,979 24,571,050
WSFS Financial Corp. 257,686 13,422,864
Zions Bancorp NA 581,980 30,326,978
TOTAL FINANCIALS 1,568,231,062
HEALTH CARE — (7.4%)
#*Acadia Healthcare Co., Inc. 107,124 2,303,166
Acme United Corp. 2,270 86,283
*AdaptHealth Corp. 574,804 5,167,488
*American Shared Hospital
Services 4,931 11,144
*AMN Healthcare Services, Inc. 10,643 209,561
*Amphastar Pharmaceuticals, Inc. 118,665 3,025,957
*Anika Therapeutics, Inc. 13,887 135,398
*Astrana Health, Inc. 18,400 574,264
*Avanos Medical, Inc. 182,997 2,033,097

64
Dimensional US Small Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Avantor, Inc. 1,295,347 $ 15,311,002
*Azenta, Inc. 200,357 6,050,781
#Baxter International, Inc. 256,380 4,735,339
*BioMarin Pharmaceutical, Inc. 155,454 8,327,671
#*Bio-Rad Laboratories, Inc.,
Class A 96,027 30,685,428
*Black Diamond Therapeutics,
Inc. 704 2,724
*BrightSpring Health Services,
Inc. 1,378 45,543
*CareCloud, Inc. 6,767 19,963
*CareDx, Inc. 33,061 495,915
*Castle Biosciences, Inc. 96,131 2,451,341
*Certara, Inc. 476,239 5,538,660
*Charles River Laboratories
International, Inc. 60,297 10,857,681
#CONMED Corp. 91,748 4,036,912
*Cross Country Healthcare, Inc. 89,071 1,092,010
*Cytek Biosciences, Inc. 76,709 299,165
DENTSPLY SIRONA, Inc. 32,888 414,718
#*DocGo, Inc. 179,231 195,362
*Elanco Animal Health, Inc. 2,096,862 46,445,493
#*Emergent BioSolutions, Inc. 116,876 1,458,612
*Enhabit, Inc. 25,189 204,787
#*Enovis Corp. 249,835 7,804,845
*Entrada Therapeutics, Inc. 34,844 242,166
*Envista Holdings Corp. 719,775 14,647,421
*Evolent Health, Inc., Class A 43,031 287,017
*FONAR Corp. 22,542 339,032
*Fortrea Holdings, Inc. 3,054 31,945
*Globus Medical, Inc. 188,272 11,369,746
*Harmony Biosciences Holdings,
Inc. 16,326 466,434
HealthStream, Inc. 3,112 76,555
#*Henry Schein, Inc. 99 6,257
*ICU Medical, Inc. 62,404 7,494,096
*Innoviva, Inc. 294,697 5,363,485
*Integer Holdings Corp. 84,456 5,453,324
*Integra LifeSciences Holdings
Corp. 326,991 3,927,162
#*Jazz Pharmaceuticals PLC 234,078 32,218,496
*Kewaunee Scientific Corp. 7,230 302,359
*LifeStance Health Group, Inc. 554,401 2,716,565
*LivaNova PLC 50,641 2,665,236
*Molina Healthcare, Inc. 45,922 7,028,821
#*Monte Rosa Therapeutics, Inc. 21,656 278,280
National HealthCare Corp. 66,810 7,979,786
#*Neogen Corp. 818,156 5,048,023
*NeoGenomics, Inc. 207,688 2,029,112
*Omnicell, Inc. 200,009 6,714,302
*OraSure Technologies, Inc. 159,505 437,044
*OrthoPediatrics Corp. 12,082 203,461
*Owens & Minor, Inc. 294,554 1,169,379
*Pacira BioSciences, Inc. 174,778 3,736,754
*Pediatrix Medical Group, Inc. 218,843 3,713,766
Perrigo Co. PLC 596,790 12,377,425
#Premier, Inc., Class A 364,195 10,241,163
*Prestige Consumer Healthcare,
Inc. 159,765 9,681,759
Shares Value†
HEALTH CARE — (Continued)
*Puma Biotechnology, Inc. 82,003 $ 418,215
*QuidelOrtho Corp. 288,672 7,791,257
*Quipt Home Medical Corp. 12,906 31,620
#Revvity, Inc. 167,534 15,679,507
Select Medical Holdings Corp. 248,141 3,431,790
#*Sensus Healthcare, Inc. 67,462 215,204
SIGA Technologies, Inc. 10,358 85,764
*Simulations Plus, Inc. 575 9,878
*Supernus Pharmaceuticals, Inc. 180,949 9,975,718
#*Surgery Partners, Inc. 412,293 9,041,585
*Tactile Systems Technology, Inc. 89,434 1,347,770
*Teladoc Health, Inc. 442,028 3,814,702
Teleflex, Inc. 104,174 12,966,538
#*TruBridge, Inc. 13,424 258,009
Universal Health Services, Inc.,
Class B 44,990 9,763,280
Utah Medical Products, Inc. 11,371 660,655
*Vanda Pharmaceuticals, Inc. 69,011 300,198
*Varex Imaging Corp. 142,805 1,669,390
Viatris, Inc. 2,775,003 28,749,031
*Voyager Therapeutics, Inc. 41,544 194,010
TOTAL HEALTH CARE 424,670,802
INDUSTRIALS — (16.2%)
*AAR Corp. 87,741 7,388,670
ABM Industries, Inc. 270,542 11,633,306
ACCO Brands Corp. 254,071 955,307
Aebi Schmidt Holding AG 73,926 824,275
*AerSale Corp. 128,795 955,659
AGCO Corp. 234,088 24,148,518
Air Lease Corp. 333,303 21,284,730
Alamo Group, Inc. 2,893 517,037
*Alaska Air Group, Inc. 500,276 20,876,517
Albany International Corp. 6,965 394,080
#Alight, Inc., Class A 2,232,153 6,428,601
*Allegiant Travel Co. 42,373 2,634,753
#Allient, Inc. 25,784 1,409,869
*Amentum Holdings, Inc. 68,252 1,529,527
*Ameresco, Inc., Class A 80,009 3,161,956
*American Woodmark Corp. 76,329 4,864,447
Apogee Enterprises, Inc. 31,939 1,169,287
ArcBest Corp. 104,868 7,793,790
Arcosa, Inc. 202,797 20,685,294
Astec Industries, Inc. 86,019 4,002,464
*Asure Software, Inc. 72,380 640,563
Atkore, Inc. 71,526 4,953,175
#AZZ, Inc. 21,995 2,196,201
*BlueLinx Holdings, Inc. 40,300 2,637,232
Boise Cascade Co. 158,139 11,147,218
*Bowman Consulting Group, Ltd. 19,901 861,514
*BrightView Holdings, Inc. 485,937 5,986,744
*CACI International, Inc., Class A 4,528 2,545,868
*Cadeler A/S, ADR 8,778 162,656
#*Chart Industries, Inc. 51,560 10,292,407
Chicago Rivet & Machine Co. 1,140 10,545
Civeo Corp. 49,443 1,027,426
#*Clarivate PLC 2,111,649 7,179,607
Columbus McKinnon Corp. 127,695 2,072,490
*Commercial Vehicle Group, Inc. 35,157 53,439

65
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
CompX International, Inc. 4,175 $ 93,896
#Concentrix Corp. 226,018 9,110,786
Concrete Pumping Holdings, Inc. 159,466 1,018,988
*Conduent, Inc. 666,330 1,585,865
Copa Holdings SA, Class A 102,452 12,828,015
*Costamare Bulkers Holdings,
Ltd. 106,926 1,383,622
#Costamare, Inc. 534,652 6,533,447
Covenant Logistics Group, Inc. 110,130 2,221,322
*CPI Aerostructures, Inc. 3,630 9,039
*Custom Truck One Source, Inc. 711,230 4,189,145
Deluxe Corp. 234,460 4,246,071
*DLH Holdings Corp. 6,287 39,105
*DNOW, Inc. 459,650 6,756,855
Douglas Dynamics, Inc. 2,012 60,823
#*Ducommun, Inc. 46,206 4,239,400
Eastern Co. (The) 15,952 340,575
EnerSys 58,026 7,320,560
Ennis, Inc. 133,349 2,186,924
#*Enviri Corp. 310,013 3,785,259
Espey Mfg. & Electronics Corp. 3,657 137,174
EVI Industries, Inc. 352 9,483
#*First Advantage Corp. 160,252 2,023,983
*Fluor Corp. 348,641 17,003,222
*Forrester Research, Inc. 23,978 170,963
#*Frontier Group Holdings, Inc. 399,562 1,542,309
*Gates Industrial Corp. PLC 968,793 21,390,949
GATX Corp. 69,249 10,861,706
#Genco Shipping & Trading, Ltd. 200,157 3,410,675
*Gencor Industries, Inc. 49,796 676,728
*Gibraltar Industries, Inc. 128,669 8,027,659
*Great Lakes Dredge & Dock
Corp. 354,135 4,019,432
Greenbrier Cos., Inc. (The) 158,629 6,625,933
#*GXO Logistics, Inc. 363,898 20,454,707
*Hayward Holdings, Inc. 104,880 1,779,814
*Healthcare Services Group, Inc. 2,672 47,749
Heartland Express, Inc. 336,434 2,624,185
Heidrick & Struggles International,
Inc. 28,454 1,660,860
Helios Technologies, Inc. 157,353 8,711,062
Hillenbrand, Inc. 286,324 9,047,838
*Hillman Solutions Corp. 854,740 7,880,703
#HNI Corp. 29,040 1,188,317
Hub Group, Inc., Class A 314,456 11,581,414
*Hudson Technologies, Inc. 108,526 984,873
Huntington Ingalls Industries, Inc. 55,366 17,828,959
*Hurco Cos., Inc. 21,412 384,345
Hyster-Yale, Inc. 30,474 1,095,236
*IBEX Holdings, Ltd. 1,417 52,953
ICF International, Inc. 59,942 4,812,144
Insteel Industries, Inc. 48,326 1,509,704
Interface, Inc. 52,995 1,319,575
*Janus International Group, Inc. 82,361 790,666
*JELD-WEN Holding, Inc. 113,138 491,019
#*JetBlue Airways Corp. 1,047,976 4,401,499
Kelly Services, Inc., Class A 137,091 1,536,790
Kennametal, Inc. 384,175 8,432,641
Shares Value†
INDUSTRIALS — (Continued)
*Kirby Corp. 230,016 $ 23,802,056
Knight-Swift Transportation
Holdings, Inc. 686,012 30,952,861
Korn Ferry 176,452 11,416,444
*L.B. Foster Co., Class A 43,924 1,203,518
LSI Industries, Inc. 12,744 291,710
Luxfer Holdings PLC 81,880 998,936
*Manitowoc Co., Inc. (The) 145,194 1,476,623
ManpowerGroup, Inc. 203,781 6,247,925
Marten Transport, Ltd. 365,874 3,750,208
*Mastech Digital, Inc. 896 6,182
*Masterbrand, Inc. 609,393 7,696,634
Matson, Inc. 143,915 14,528,219
Maximus, Inc. 2,058 171,061
*Mayville Engineering Co., Inc. 78,490 1,398,692
*Middleby Corp. (The) 94,142 11,695,261
Miller Industries, Inc. 57,564 2,310,619
MillerKnoll, Inc. 298,882 4,668,537
*Mistras Group, Inc. 122,799 1,171,502
*MRC Global, Inc. 161,581 2,254,055
National Presto Industries, Inc. 10,614 1,135,380
NL Industries, Inc. 65,179 394,333
*NN, Inc. 16,040 27,428
*NPK International, Inc. 122,983 1,512,691
*NWPX Infrastructure, Inc. 50,331 3,027,913
*OPENLANE, Inc. 384,471 10,157,724
*Orion Group Holdings, Inc. 30,233 325,609
Oshkosh Corp. 241,794 29,810,782
Owens Corning 16,425 2,091,067
#*PAMT Corp. 61,457 618,872
Pangaea Logistics Solutions, Ltd. 222,041 1,099,103
Park-Ohio Holdings Corp. 52,001 1,072,781
*Perma-Pipe International
Holdings, Inc. 16,307 452,030
Preformed Line Products Co. 19,405 4,115,995
Primoris Services Corp. 3,300 467,016
*Proto Labs, Inc. 95,756 4,764,819
Quanex Building Products Corp. 40,700 578,347
*Radiant Logistics, Inc. 181,408 1,097,518
#Regal Rexnord Corp. 188,949 26,621,025
*Resideo Technologies, Inc. 543,861 23,277,251
Resources Connection, Inc. 70,901 311,964
Rush Enterprises, Inc., Class A 180,612 8,924,039
Rush Enterprises, Inc., Class B 18,348 962,720
Ryder System, Inc. 53,782 9,101,528
#Schneider National, Inc., Class B 443,150 9,470,115
Sensata Technologies Holding
PLC 624,560 19,879,745
*Shoals Technologies Group, Inc.,
Class A 65,138 684,600
*SkyWest, Inc. 182,757 18,363,423
Stanley Black & Decker, Inc. 332,050 22,486,426
Steelcase, Inc., Class A 466,526 7,445,755
*Sun Country Airlines Holdings,
Inc. 281,698 3,459,251
#*Sunrun, Inc. 837,418 17,384,798
*TaskUS, Inc., Class A 1,671 22,291
*Taylor Devices, Inc. 4,437 203,081
Terex Corp. 215,132 9,900,375

66
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Thermon Group Holdings, Inc. 102,168 $ 2,935,287
*TIC Solutions, Inc. 225,904 2,740,216
Timken Co. (The) 193,367 15,181,243
#*Titan International, Inc. 222,319 1,678,508
*Titan Machinery, Inc. 81,733 1,340,421
Trinity Industries, Inc. 121,036 3,312,755
#*TTEC Holdings, Inc. 18,600 64,914
*Tutor Perini Corp. 79,680 5,367,245
Twin Disc, Inc. 30,516 477,881
UFP Industries, Inc. 72,368 6,667,264
U-Haul Holding Co. 123,049 5,966,646
*U-Haul Holding Co. 13,780 732,545
*Ultralife Corp. 67,936 477,590
UniFirst Corp. 71,406 11,021,516
#Universal Logistics Holdings,
Inc. 33,702 545,298
*V2X, Inc. 143,528 8,194,014
Vestis Corp. 420,976 2,210,124
#Virco Mfg. Corp. 79,245 580,073
*VirTra, Inc. 42,453 258,114
#Werner Enterprises, Inc. 260,304 6,819,965
WESCO International, Inc. 156,521 40,621,895
*Wilhelmina International, Inc. 1,354 3,973
Willis Lease Finance Corp. 17,358 2,228,420
TOTAL INDUSTRIALS 933,606,883
INFORMATION TECHNOLOGY — (6.0%)
*Alpha & Omega Semiconductor,
Ltd. 126,474 3,548,860
Amkor Technology, Inc. 1,071,519 34,588,633
*Arrow Electronics, Inc. 228,678 25,509,031
*ASGN, Inc. 128,342 5,744,588
*AstroNova, Inc. 502 4,558
*Aviat Networks, Inc. 26,354 657,796
Avnet, Inc. 378,466 18,336,678
*Axcelis Technologies, Inc. 20,093 1,598,599
Benchmark Electronics, Inc. 157,016 6,880,441
#*BILL Holdings, Inc. 268,766 13,346,920
#*Cleanspark, Inc. 177,646 3,162,099
*Clearfield, Inc. 12,202 430,731
*Coherent Corp. 6,325 834,647
*Cohu, Inc. 131,114 3,119,202
*Corsair Gaming, Inc. 323,197 2,634,055
CTS Corp. 1,269 52,676
#*Daily Journal Corp. 2,838 1,149,503
*Daktronics, Inc. 14,850 279,031
#*Diebold Nixdorf, Inc. 80,309 4,750,277
*Digi International, Inc. 83,963 3,079,763
*Diodes, Inc. 200,330 10,689,609
*DXC Technology Co. 807,114 11,461,019
#*Eastman Kodak Co. 58,888 373,350
*Electro-Sensors, Inc. 297 1,393
*EPAM Systems, Inc. 2,562 418,989
ePlus, Inc. 67,196 4,916,059
#*Globant SA 5,340 328,837
*Grid Dynamics Holdings, Inc. 49,014 457,791
*Ichor Holdings, Ltd. 123,296 2,796,353
Information Services Group, Inc. 17,263 95,119
*inTEST Corp. 18,754 159,034
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*IPG Photonics Corp. 177,837 $ 15,137,485
*Jamf Holding Corp. 5,331 68,503
*Key Tronic Corp. 23,650 84,194
*Kimball Electronics, Inc. 107,516 3,126,028
*Knowles Corp. 286,278 6,759,024
*KVH Industries, Inc. 12,747 76,100
*Lantronix, Inc. 63,558 313,341
*LGL Group, Inc. (The) 300 1,815
Littelfuse, Inc. 3,958 963,021
*LiveRamp Holdings, Inc. 9,380 256,449
Methode Electronics, Inc. 60,131 404,682
#*Mirion Technologies, Inc. 133,629 3,924,684
*Mitek Systems, Inc. 6,137 56,522
MKS, Inc. 7,150 1,027,526
*N-able, Inc. 48,424 379,160
*NCR Voyix Corp. 191,953 2,190,184
*NETGEAR, Inc. 117,084 4,065,156
*NetScout Systems, Inc. 249,141 6,926,120
*Nortech Systems, Inc. 175 1,659
PC Connection, Inc. 45,601 2,780,293
#*Penguin Solutions, Inc. 62,110 1,383,190
*Photronics, Inc. 309,891 7,406,395
*Plexus Corp. 14,308 2,001,689
#*Powerfleet, Inc. 332,131 1,693,868
*Qorvo, Inc. 44,310 4,205,905
*Ribbon Communications, Inc. 330,130 1,109,237
Richardson Electronics, Ltd. 61,051 658,130
*Rogers Corp. 68,068 5,958,673
*Rubico, Inc. 1,922 1,500
*Sanmina Corp. 85,403 11,704,481
*ScanSource, Inc. 98,013 4,205,248
Skyworks Solutions, Inc. 249,978 19,428,290
*Synaptics, Inc. 34,280 2,431,823
Taitron Components, Inc. 4,441 10,570
TD SYNNEX Corp. 114,779 17,961,766
*TransAct Technologies, Inc. 13,958 65,742
*Trio-Tech International 4,720 34,834
*TTM Technologies, Inc. 167,506 11,256,403
*Ultra Clean Holdings, Inc. 125,523 3,440,585
#*Veeco Instruments, Inc. 129,351 3,718,841
*Verint Systems, Inc. 187,792 3,808,422
*Viasat, Inc. 466,213 18,564,602
Vishay Intertechnology, Inc. 535,037 9,084,928
*Vishay Precision Group, Inc. 52,843 1,979,499
Xerox Holdings Corp. 343,534 1,140,533
*Xperi, Inc. 1,360 9,139
TOTAL INFORMATION
TECHNOLOGY 343,211,880
MATERIALS — (5.9%)
AdvanSix, Inc. 120,158 2,233,737
Alcoa Corp. 944,233 34,738,332
#*Alpha Metallurgical Resources,
Inc. 44,584 7,724,624
*American Vanguard Corp. 15,420 68,927
#*Arq, Inc. 80,174 532,355
*Ascent Industries Co. 17,123 208,216
Ashland, Inc. 199,690 9,764,841
#*Aspen Aerogels, Inc. 109,548 891,721

67
Dimensional US Small Cap Value ETF
continued
Shares Value†
MATERIALS — (Continued)
Avient Corp. 389,120 $ 12,479,078
Caledonia Mining Corp. PLC 37,436 1,052,700
Celanese Corp. 823 31,636
*Clearwater Paper Corp. 66,276 1,169,771
*Cleveland-Cliffs, Inc. 1,368,063 17,005,023
Commercial Metals Co. 516,655 30,668,641
Eastman Chemical Co. 287,101 17,088,252
*Ecovyst, Inc. 599,272 4,908,038
#Element Solutions, Inc. 246,709 6,592,064
Ferroglobe PLC 95,619 463,752
FMC Corp. 81,507 1,236,461
Friedman Industries, Inc. 26,863 570,570
#Graphic Packaging Holding Co. 362,316 5,793,433
Greif, Inc., Class A 164,006 9,330,301
Greif, Inc., Class B 6,147 362,366
HB Fuller Co. 175,650 10,077,041
Hecla Mining Co. 385,275 4,958,489
Huntsman Corp. 723,846 5,993,445
Innospec, Inc. 53,780 3,957,132
*Intrepid Potash, Inc. 55,231 1,470,802
Kaiser Aluminum Corp. 77,289 6,996,973
Koppers Holdings, Inc. 94,025 2,653,386
#Kronos Worldwide, Inc. 279,204 1,373,684
#*LSB Industries, Inc. 196,465 1,656,200
Materion Corp. 16,766 1,921,887
Mativ Holdings, Inc. 144,538 1,543,666
#*McEwen, Inc. 27,225 499,034
Mercer International, Inc. 282,930 594,153
*Metallus, Inc. 174,868 3,075,928
Minerals Technologies, Inc. 147,368 8,363,134
Mosaic Co. (The) 974,659 26,754,390
Myers Industries, Inc. 124,712 2,161,259
Nexa Resources SA 32,193 187,041
Northern Technologies
International Corp. 1,852 13,760
*O-I Glass, Inc. 658,331 7,432,557
Olin Corp. 157,027 3,250,459
Olympic Steel, Inc. 45,754 1,692,898
Orion SA 200,063 1,060,334
*Perimeter Solutions, Inc. 353,583 8,312,736
Quaker Chemical Corp. 68,294 9,485,354
*Ranpak Holdings Corp. 299,069 1,585,066
*Rayonier Advanced Materials,
Inc. 276,278 1,920,132
Ryerson Holding Corp. 135,682 2,993,145
Silgan Holdings, Inc. 57,871 2,234,978
Sonoco Products Co. 257,400 10,442,718
Stepan Co. 98,200 4,256,970
SunCoke Energy, Inc. 445,708 3,570,121
*Tredegar Corp. 8,742 60,407
Shares Value†
MATERIALS — (Continued)
TriMas Corp. 160,135 $ 5,689,597
Tronox Holdings PLC 645,710 2,259,985
#Warrior Met Coal, Inc. 113,161 7,676,842
#Westlake Corp. 128,569 8,846,833
Worthington Steel, Inc. 191,054 6,111,817
TOTAL MATERIALS 338,049,192
REAL ESTATE — (1.0%)
*AMREP Corp. 8,990 193,105
*Anywhere Real Estate, Inc. 521,244 5,238,502
*CKX Lands, Inc. 1,249 13,583
*Cushman & Wakefield PLC 995,379 15,627,450
*Five Point Holdings LLC, Class A 189,376 1,107,850
*Forestar Group, Inc. 223,928 5,824,367
*FRP Holdings, Inc. 71,016 1,683,079
#*Howard Hughes Holdings, Inc. 158,698 12,581,576
*Jones Lang LaSalle, Inc. 31,978 9,756,168
Kennedy-Wilson Holdings, Inc. 9,019 68,184
Marcus & Millichap, Inc. 2,008 58,654
Newmark Group, Inc., Class A 42,625 760,004
*RE/MAX Holdings, Inc. 88,300 700,219
#*Seaport Entertainment Group,
Inc. 30,681 738,492
#*Stratus Properties, Inc. 18,646 350,358
*Tejon Ranch Co. 137,678 2,178,066
TOTAL REAL ESTATE 56,879,657
UTILITIES — (0.6%)
MDU Resources Group, Inc. 853,791 16,375,711
New Jersey Resources Corp. 248,985 11,030,036
#Ormat Technologies, Inc. 87,247 9,280,463
TOTAL UTILITIES 36,686,210
TOTAL COMMON STOCKS 5,460,585,904
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*OmniAb, Inc.- Vesting 12.5 3,138 –
*OmniAb, Inc.- Vesting 15 3,138 –
TOTAL HEALTH CARE –
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 34,750 9,254
TOTAL RIGHTS/WARRANTS 9,254
TOTAL INVESTMENT SECURITIES — (95.0%)
(Cost $5,187,848,263) 5,460,595,158
SECURITIES LENDING COLLATERAL — (5.0%)
@§The DFA Short Term
Investment Fund 24,933,390 288,404,521
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,476,252,784) $ 5,748,999,679

68
Dimensional US Small Cap Value ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 141,714,173 $ — $ — $ 141,714,173
Consumer Discretionary ................ 768,060,116 — — 768,060,116
Consumer Staples .................... 233,880,290 — — 233,880,290
Energy ............................. 615,595,639 — — 615,595,639
Financials ........................... 1,568,231,062 — — 1,568,231,062
Health Care ......................... 424,670,802 — — 424,670,802
Industrials ........................... 933,602,910 3,973 — 933,606,883
Information Technology ................ 343,211,880 — — 343,211,880
Materials ........................... 338,049,192 — — 338,049,192
Real Estate .......................... 56,879,657 — — 56,879,657
Utilities ............................. 36,686,210 — — 36,686,210
Rights/Warrants
Health Care ......................... — — — —
Materials ........................... — — 9,254 9,254
Securities Lending Collateral .............. — 288,404,521 — 288,404,521
Total Investments ....................... $5,460,581,931 $288,408,494 $9,254> $5,748,999,679
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

69
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (14.6%)
Alphabet, Inc., Class A 56,852 $ 15,986,214
Alphabet, Inc., Class C 48,814 13,756,762
AT&T, Inc. 113,986 2,821,154
#*Charter Communications, Inc.,
Class A 4,203 982,830
Comcast Corp., Class A 58,594 1,630,964
Electronic Arts, Inc. 4,904 981,094
Fox Corp., Class A 9,264 598,918
Fox Corp., Class B 3,005 175,522
Interpublic Group of Cos., Inc.
(The) 5,131 131,661
Meta Platforms, Inc., Class A 26,843 17,403,659
*Netflix, Inc. 790 883,899
#Omnicom Group, Inc. 5,146 386,053
T-Mobile US, Inc. 8,064 1,693,843
Verizon Communications, Inc. 84,633 3,363,315
#Warner Music Group Corp.,
Class A 3,371 107,737
TOTAL COMMUNICATION
SERVICES 60,903,625
CONSUMER DISCRETIONARY — (10.2%)
*Amazon.com, Inc. 90,216 22,032,552
*Aptiv PLC 2,958 239,894
Best Buy Co., Inc. 5,274 433,206
*Burlington Stores, Inc. 1,738 475,499
*Carnival Corp. 12,880 371,330
*Carvana Co. 10 3,065
*Chipotle Mexican Grill, Inc. 15,611 494,713
D.R. Horton, Inc. 5,576 831,270
Darden Restaurants, Inc. 2,561 461,364
*Deckers Outdoor Corp. 1,461 119,072
#Dick's Sporting Goods, Inc. 1,967 435,592
eBay, Inc. 12,052 979,948
Expedia Group, Inc. 2,074 456,280
Ford Motor Co. 100,049 1,313,643
Garmin, Ltd. 2,731 584,270
General Motors Co. 23,950 1,654,705
Genuine Parts Co. 3,303 420,505
Home Depot, Inc. (The) 2,665 1,011,607
Las Vegas Sands Corp. 7,802 463,049
Lennar Corp., Class A 45 5,570
#Lennar Corp., Class B 8 944
*Lululemon Athletica, Inc. 2,672 455,683
NIKE, Inc., Class B 7,178 463,627
*NVR, Inc. 92 663,395
Penske Automotive Group, Inc. 138 22,090
PulteGroup, Inc. 4,570 547,806
Ralph Lauren Corp. 1,254 400,854
Ross Stores, Inc. 7,492 1,190,629
Royal Caribbean Cruises, Ltd. 6,871 1,970,809
Service Corp. International 149 12,443
*SharkNinja, Inc. 589 50,360
Somnigroup International, Inc. 566 44,906
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Tapestry, Inc. 4,749 $ 521,535
TJX Cos., Inc. (The) 12,501 1,751,890
Tractor Supply Co. 9,697 524,705
*Ulta Beauty, Inc. 1,476 767,343
Williams-Sonoma, Inc. 3,118 605,952
TOTAL CONSUMER
DISCRETIONARY 42,782,105
CONSUMER STAPLES — (7.4%)
*BJ's Wholesale Club Holdings,
Inc. 250 22,065
#Brown-Forman Corp., Class B 1,709 46,536
Casey's General Stores, Inc. 825 423,382
Church & Dwight Co., Inc. 3,775 331,030
Coca-Cola Co. (The) 49,627 3,419,300
Constellation Brands, Inc., Class
A 3,106 408,066
Costco Wholesale Corp. 4,899 4,465,194
Dollar General Corp. 3,601 355,275
*Dollar Tree, Inc. 2,322 230,157
General Mills, Inc. 13,363 622,849
Hershey Co. (The) 4,195 711,598
Kenvue, Inc. 27,345 392,948
Kimberly-Clark Corp. 5,643 675,523
Kroger Co. (The) 21,476 1,366,518
McCormick & Co., Inc. 793 50,879
Mondelez International, Inc.,
Class A 12,769 733,707
*Monster Beverage Corp. 4,045 270,327
PepsiCo, Inc. 26,478 3,868,171
*Performance Food Group Co. 830 80,294
Procter & Gamble Co. (The) 36,578 5,500,234
*Sprouts Farmers Market, Inc. 648 51,166
Sysco Corp. 10,839 805,121
Target Corp. 11,821 1,096,043
*US Foods Holding Corp. 5,191 376,970
Walmart, Inc. 47,740 4,830,333
TOTAL CONSUMER STAPLES 31,133,686
ENERGY — (6.8%)
Baker Hughes Co. 20,931 1,013,270
Cheniere Energy, Inc. 6,031 1,278,572
Chevron Corp. 34,536 5,447,018
ConocoPhillips 20,243 1,798,793
Coterra Energy, Inc. 21,425 506,915
Devon Energy Corp. 18,230 592,293
Diamondback Energy, Inc. 2,824 404,368
EOG Resources, Inc. 13,571 1,436,355
Expand Energy Corp. 880 90,913
Exxon Mobil Corp. 67,741 7,746,861
Halliburton Co. 15,981 428,930
Marathon Petroleum Corp. 7,854 1,530,823
Occidental Petroleum Corp. 15,226 627,311
ONEOK, Inc. 12,900 864,300
Phillips 66 5,636 767,285
SLB, Ltd. 20,234 729,638

70
Dimensional US Large Cap Vector ETF
continued
Shares Value†
ENERGY — (Continued)
Targa Resources Corp. 4,177 $ 643,425
TechnipFMC PLC 2,549 105,401
Texas Pacific Land Corp. 345 325,466
Valero Energy Corp. 6,504 1,102,818
Williams Cos., Inc. (The) 14,385 832,460
TOTAL ENERGY 28,273,215
FINANCIALS — (13.6%)
Aflac, Inc. 2,412 258,542
Allstate Corp. (The) 4,639 888,461
American Express Co. 11,530 4,159,217
American Financial Group, Inc. 119 15,670
American International Group,
Inc. 10,438 824,184
Ameriprise Financial, Inc. 2,078 940,856
Aon PLC, Class A 2,199 749,155
Apollo Global Management, Inc. 4,402 547,213
Arch Capital Group, Ltd. 7,975 688,322
Arthur J. Gallagher & Co. 973 242,754
Bank of New York Mellon Corp.
(The) 12,357 1,333,691
Brown & Brown, Inc. 5,435 433,387
Capital One Financial Corp. 3,334 733,447
Carlyle Group, Inc. (The) 8,007 426,933
Cboe Global Markets, Inc. 2,257 554,409
Charles Schwab Corp. (The) 16,070 1,518,936
Cincinnati Financial Corp. 1,916 296,194
*Coinbase Global, Inc., Class A 2,961 1,017,933
Corebridge Financial, Inc. 17,302 563,353
*Corpay, Inc. 1,644 428,015
East West Bancorp, Inc. 1,131 114,910
Equitable Holdings, Inc. 6,759 333,895
#Erie Indemnity Co., Class A 228 66,722
Everest Group, Ltd. 161 50,638
FactSet Research Systems, Inc. 170 45,356
Fidelity National Financial, Inc. 5,980 330,335
Fidelity National Information
Services, Inc. 11,109 694,535
Fifth Third Bancorp 13,525 562,911
First Citizens BancShares, Inc.,
Class A 75 136,862
*Fiserv, Inc. 5,443 362,994
Goldman Sachs Group, Inc. (The) 404 318,905
Hartford Insurance Group, Inc.
(The) 7,406 919,677
Huntington Bancshares, Inc. 5,991 92,501
Intercontinental Exchange, Inc. 2,846 416,341
Jack Henry & Associates, Inc. 377 56,150
JPMorgan Chase & Co. 37,958 11,809,493
LPL Financial Holdings, Inc. 2,223 838,760
*Markel Group, Inc. 292 576,563
Marsh & McLennan Cos., Inc. 6,464 1,151,562
MetLife, Inc. 18,785 1,499,419
Moody's Corp. 1,863 894,799
Morgan Stanley 17,334 2,842,776
Nasdaq, Inc. 41 3,505
Northern Trust Corp. 5,292 680,922
*PayPal Holdings, Inc. 12,429 860,957
Principal Financial Group, Inc. 5,084 427,259
Shares Value†
FINANCIALS — (Continued)
Progressive Corp. (The) 9,880 $ 2,035,280
Prudential Financial, Inc. 2,565 266,760
Raymond James Financial, Inc. 4,583 727,185
Regions Financial Corp. 3,658 88,524
RenaissanceRe Holdings, Ltd. 903 229,443
Synchrony Financial 10,332 768,494
T. Rowe Price Group, Inc. 3,895 399,354
Travelers Cos., Inc. (The) 7,400 1,987,788
Unum Group 651 47,796
Visa, Inc., Class A 18,290 6,232,135
W. R. Berkley Corp. 9,152 652,904
Wells Fargo & Co. 468 40,702
Willis Towers Watson PLC 2,333 730,462
TOTAL FINANCIALS 56,916,246
HEALTH CARE — (10.4%)
Abbott Laboratories 18,756 2,318,617
AbbVie, Inc. 8,286 1,806,679
Agilent Technologies, Inc. 4,696 687,307
Amgen, Inc. 10,179 3,037,719
Becton Dickinson & Co. 4,180 747,008
*Boston Scientific Corp. 12,552 1,264,237
Bristol-Myers Squibb Co. 48,617 2,239,785
Cencora, Inc. 858 289,841
Cigna Group (The) 4,356 1,064,650
CVS Health Corp. 517 40,403
*DaVita, Inc. 256 30,469
*Dexcom, Inc. 122 7,103
*Edwards Lifesciences Corp. 4,737 390,566
Elevance Health, Inc. 2,408 763,818
Eli Lilly & Co. 913 787,791
GE HealthCare Technologies, Inc. 7,813 585,584
Gilead Sciences, Inc. 33,271 3,985,533
*Hologic, Inc. 1,683 124,390
Humana, Inc. 363 100,983
*IDEXX Laboratories, Inc. 1,509 949,931
*Incyte Corp. 270 25,240
*IQVIA Holdings, Inc. 3,204 693,538
Johnson & Johnson 43,870 8,285,727
Merck & Co., Inc. 41,290 3,550,114
*Neurocrine Biosciences, Inc. 323 46,257
Pfizer, Inc. 62,926 1,551,126
Quest Diagnostics, Inc. 3,082 542,278
ResMed, Inc. 2,319 572,515
*Solventum Corp. 664 45,842
STERIS PLC 31 7,307
Stryker Corp. 2,945 1,049,127
*Tenet Healthcare Corp. 1,517 313,245
Thermo Fisher Scientific, Inc. 55 31,206
*United Therapeutics Corp. 1,225 545,652
UnitedHealth Group, Inc. 9,534 3,256,433
Universal Health Services, Inc.,
Class B 100 21,701
*Vertex Pharmaceuticals, Inc. 680 289,388
*Waters Corp. 1,252 437,699
West Pharmaceutical Services,
Inc. 344 97,032
Zoetis, Inc. 5,689 819,728
TOTAL HEALTH CARE 43,403,569

71
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INDUSTRIALS — (14.5%)
3M Co. 8,942 $ 1,488,843
AECOM 2,146 288,315
Allegion PLC 460 76,254
*Amentum Holdings, Inc. 46 1,031
AMETEK, Inc. 4,041 816,726
Automatic Data Processing, Inc. 6,178 1,608,133
Booz Allen Hamilton Holding
Corp. 1,404 122,373
Broadridge Financial Solutions,
Inc. 2,000 440,800
*Builders FirstSource, Inc. 1,063 123,489
#Carlisle Cos., Inc. 1,119 363,731
Carrier Global Corp. 11,501 684,194
Caterpillar, Inc. 9,023 5,208,617
Cintas Corp. 3,941 722,267
*Clean Harbors, Inc. 1,160 244,192
CNH Industrial NV 21,972 230,486
Comfort Systems USA, Inc. 760 733,841
*Copart, Inc. 15,963 686,569
CSX Corp. 48,424 1,744,232
Cummins, Inc. 2,603 1,139,281
Curtiss-Wright Corp. 520 309,780
Deere & Co. 4,962 2,290,608
Delta Air Lines, Inc. 16,603 952,680
Dover Corp. 2,154 390,865
Eaton Corp. PLC 3,362 1,282,805
EMCOR Group, Inc. 1,112 751,467
Emerson Electric Co. 7,545 1,053,056
Equifax, Inc. 2,144 452,598
Expeditors International of
Washington, Inc. 3,947 481,139
Fastenal Co. 4,082 167,974
FedEx Corp. 4,627 1,174,425
Ferguson Enterprises, Inc. 4,956 1,231,566
General Dynamics Corp. 2,469 851,558
Graco, Inc. 1,972 161,250
Honeywell International, Inc. 10,813 2,176,981
Howmet Aerospace, Inc. 6,029 1,241,673
Hubbell, Inc. 1,186 557,420
IDEX Corp. 919 157,572
Illinois Tool Works, Inc. 5,658 1,380,099
Jacobs Solutions, Inc. 1,963 305,855
JB Hunt Transport Services, Inc. 1,909 322,354
Johnson Controls International
PLC 4,820 551,360
Leidos Holdings, Inc. 3,328 633,884
Lennox International, Inc. 635 320,675
Lincoln Electric Holdings, Inc. 249 58,378
Lockheed Martin Corp. 4,340 2,134,759
*MasTec, Inc. 216 44,099
Nordson Corp. 605 140,330
Norfolk Southern Corp. 3,000 850,140
Northrop Grumman Corp. 1,765 1,029,789
Old Dominion Freight Line, Inc. 4,076 572,352
PACCAR, Inc. 10,922 1,074,725
Parker-Hannifin Corp. 1,129 872,525
Paychex, Inc. 6,761 791,240
Pentair PLC 2,672 284,167
Shares Value†
INDUSTRIALS — (Continued)
Quanta Services, Inc. 1,906 $ 856,042
Republic Services, Inc. 3,156 657,205
Rockwell Automation, Inc. 2,104 775,029
Rollins, Inc. 6,396 368,474
RTX Corp. 8,080 1,442,280
Snap-on, Inc. 1,283 430,511
Southwest Airlines Co. 5,771 174,861
SS&C Technologies Holdings,
Inc. 6,412 544,507
Textron, Inc. 379 30,627
Trane Technologies PLC 2,437 1,093,360
TransUnion 2,726 221,297
*U-Haul Holding Co. 210 11,164
UL Solutions, Inc., Class A 23 1,791
Union Pacific Corp. 11,845 2,610,283
*United Airlines Holdings, Inc. 10,236 962,593
United Parcel Service, Inc., Class
B 12,373 1,193,005
United Rentals, Inc. 1,832 1,596,002
Veralto Corp. 2,974 293,474
Vertiv Holdings Co., Class A 5,845 1,127,267
Waste Management, Inc. 5,607 1,120,110
Watsco, Inc. 377 138,740
Woodward, Inc. 45 11,795
WW Grainger, Inc. 905 885,995
*XPO, Inc. 3,511 505,128
TOTAL INDUSTRIALS 60,827,062
INFORMATION TECHNOLOGY — (17.9%)
Accenture PLC, Class A 9,124 2,281,912
*Adobe, Inc. 3,472 1,181,556
Amphenol Corp., Class A 7,217 1,005,617
Analog Devices, Inc. 2,280 533,816
Apple, Inc. 671 181,418
Applied Materials, Inc. 9,346 2,178,553
*AppLovin Corp., Class A 4,342 2,767,287
*Autodesk, Inc. 3,636 1,095,672
CDW Corp. 2,785 443,845
Cisco Systems, Inc. 42,709 3,122,455
Cognizant Technology Solutions
Corp., Class A 10,802 787,250
Corning, Inc. 16,158 1,439,355
*F5, Inc. 1,227 310,492
*First Solar, Inc. 1,689 450,862
*Flex, Ltd. 7,244 452,895
*Fortinet, Inc. 2,321 200,604
*Gartner, Inc. 1,114 276,651
Gen Digital, Inc. 19,422 511,964
Hewlett Packard Enterprise Co. 22,596 551,794
International Business Machines
Corp. 16,379 5,035,068
Jabil, Inc. 3,480 768,697
*Keysight Technologies, Inc. 1,798 328,962
KLA Corp. 2,226 2,690,655
Lam Research Corp. 14,597 2,298,444
Microchip Technology, Inc. 5,925 369,838
Micron Technology, Inc. 7,428 1,662,164
Microsoft Corp. 49,862 25,819,042
Motorola Solutions, Inc. 786 319,674

72
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
NetApp, Inc. 6,369 $ 750,141
NVIDIA Corp. 2,048 414,700
NXP Semiconductors NV 5,427 1,134,894
*ON Semiconductor Corp. 1,569 78,576
Oracle Corp. 25,969 6,819,719
QUALCOMM, Inc. 15,363 2,779,167
*Super Micro Computer, Inc. 381 19,797
TE Connectivity PLC 5,277 1,303,472
Teradyne, Inc. 1,275 231,744
Texas Instruments, Inc. 11,124 1,796,081
Western Digital Corp. 704 105,748
*Zebra Technologies Corp. 800 215,400
TOTAL INFORMATION
TECHNOLOGY 74,715,981
MATERIALS — (3.2%)
Air Products and Chemicals, Inc. 3,107 753,727
Amcor PLC 26,554 209,777
Avery Dennison Corp. 1,107 193,603
Ball Corp. 2,942 138,274
CF Industries Holdings, Inc. 4,932 410,786
CRH PLC 10,540 1,255,314
Dow, Inc. 1,928 45,983
Ecolab, Inc. 1,604 411,266
Freeport-McMoRan, Inc. 17,948 748,432
#International Paper Co. 733 28,323
Linde PLC 5,121 2,142,114
Martin Marietta Materials, Inc. 923 565,891
Newmont Corp. 16,057 1,300,135
Nucor Corp. 3,383 507,619
Packaging Corp. of America 2,872 562,223
PPG Industries, Inc. 4,723 461,673
Reliance, Inc. 1,267 357,839
RPM International, Inc. 3,539 386,742
Sherwin-Williams Co. (The) 3,415 1,177,970
Smurfit WestRock PLC 364 13,439
Shares Value†
MATERIALS — (Continued)
#*Solstice Advanced Materials,
Inc. 2,703 $ 121,835
Southern Copper Corp. 2,228 309,246
Steel Dynamics, Inc. 4,102 643,194
Vulcan Materials Co. 2,779 804,521
TOTAL MATERIALS 13,549,926
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 4,579 697,977
UTILITIES — (0.6%)
NRG Energy, Inc. 5,072 871,674
Vistra Corp. 9,059 1,705,810
TOTAL UTILITIES 2,577,484
TOTAL COMMON STOCKS 415,780,876
TOTAL INVESTMENT SECURITIES — (99.4%)
(Cost $359,207,844) 415,780,876
SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term
Investment Fund 211,490 2,446,307
TOTAL INVESTMENTS — ( 100.0% )
(Cost $361,654,151) $ 418,227,183
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 60,903,625 $ — $ — $ 60,903,625
Consumer Discretionary ................ 42,782,105 — — 42,782,105
Consumer Staples .................... 31,133,686 — — 31,133,686
Energy ............................. 28,273,215 — — 28,273,215
Financials ........................... 56,916,246 — — 56,916,246
Health Care ......................... 43,403,569 — — 43,403,569
Industrials ........................... 60,827,062 — — 60,827,062
Information Technology ................ 74,715,981 — — 74,715,981
Materials ........................... 13,549,926 — — 13,549,926
Real Estate .......................... 697,977 — — 697,977
Utilities ............................. 2,577,484 — — 2,577,484

73
Dimensional US Large Cap Vector ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral .............. $ — $ 2,446,307 $ — $ 2,446,307
Total Investments ....................... $415,780,876 $2,446,307 $— $418,227,183
See accompanying Notes to Financial Statements.

74
Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value†
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (7.6%)
Alphabet, Inc., Class A 16,702 $ 4,696,435
Alphabet, Inc., Class C 14,424 4,064,972
*Altice USA, Inc., Class A 12 27
*AMC Networks, Inc., Class A 12 91
*Angi, Inc. 1,432 19,003
Array Digital Infrastructure, Inc. 234 11,494
AT&T, Inc. 40,729 1,008,043
ATN International, Inc. 1,201 17,451
*Bandwidth, Inc., Class A 20 323
#*Boston Omaha Corp., Class A 12 153
*Bumble, Inc., Class A 2,976 16,517
*BuzzFeed, Inc. 4 7
#Cable One, Inc. 252 37,435
*Cargurus, Inc. 2,127 74,700
*Cars.com, Inc. 3,588 38,535
#*Charter Communications, Inc.,
Class A 2,136 499,482
#Cinemark Holdings, Inc. 4,494 121,383
*Cineverse Corp. 3,817 11,642
Comcast Corp., Class A 16,641 463,202
*DoubleVerify Holdings, Inc. 7,290 82,960
*E.W. Scripps Co. (The), Class A 3,092 7,514
*EchoStar Corp., Class A 2,384 178,490
Electronic Arts, Inc. 1,275 255,076
Entravision Communications
Corp., Class A 5,115 10,588
*EverQuote, Inc., Class A 58 1,249
Fox Corp., Class A 2,904 187,744
Fox Corp., Class B 1,790 104,554
#*fuboTV, Inc., Class A 3,714 14,039
*Gaia, Inc. 12 60
#*Gambling.com Group, Ltd. 8 57
*Gannett Co., Inc. 40 212
*GCI Liberty, Inc., Class A 25 914
*GCI Liberty, Inc., Class C 261 9,559
#*Gogo, Inc. 3,800 34,580
Gray Media, Inc. 3,973 18,157
*Grindr, Inc. 1,354 18,766
#*Ibotta, Inc., Class A 297 9,581
IDT Corp., Class B 736 37,286
*IMAX Corp. 1,756 57,052
*Integral Ad Science Holding
Corp. 11,615 118,589
Interpublic Group of Cos., Inc.
(The) 1,420 36,437
#Iridium Communications, Inc. 3,461 66,278
John Wiley & Sons, Inc., Class A 2,309 85,133
*Liberty Broadband Corp., Class
A 489 26,157
*Liberty Broadband Corp., Class
C 2,200 118,404
*Liberty Global, Ltd., Class A 4,114 45,254
*Liberty Global, Ltd., Class C 3,534 39,404
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
A 3,246 $ 25,319
*Liberty Latin America, Ltd., Class
C 7,329 57,972
*Liberty Media Corp.-Liberty
Formula One 2,140 213,679
*Liberty Media Corp.-Liberty
Formula One 184 16,740
#*Live Nation Entertainment, Inc. 216 32,298
*Lumen Technologies, Inc. 20,961 215,479
*Madison Square Garden
Entertainment Corp. 925 40,848
*Madison Square Garden Sports
Corp. 72 15,436
#*Magnite, Inc. 4,364 78,028
Marcus Corp. (The) 12 173
Match Group, Inc. 793 25,646
Meta Platforms, Inc., Class A 9,666 6,266,951
National CineMedia, Inc. 941 4,159
*Netflix, Inc. 898 1,004,736
New York Times Co. (The), Class
A 2,874 163,789
News Corp., Class A 5,548 147,022
#News Corp., Class B 1,374 41,866
Nexstar Media Group, Inc. 934 182,812
*Nextdoor Holdings, Inc. 10,345 20,173
#Omnicom Group, Inc. 2,258 169,395
#*Reservoir Media, Inc. 16 122
Saga Communications, Inc.,
Class A 4 49
Scholastic Corp. 428 12,271
Shenandoah Telecommunications
Co. 1,143 14,082
Shutterstock, Inc. 110 2,753
#Sinclair, Inc. 2,140 29,232
*Skillz, Inc. 4 27
#*Sphere Entertainment Co. 1,396 95,598
Spok Holdings, Inc. 896 12,804
*Stagwell, Inc. 8,218 39,036
Sunrise Communications AG,
ADR 445 24,208
*Teads Holding Co. 8 12
TEGNA, Inc. 4,506 88,633
Telephone and Data Systems,
Inc. 3,937 152,834
*Thryv Holdings, Inc. 1,754 13,523
T-Mobile US, Inc. 2,025 425,351
*TripAdvisor, Inc. 3,652 58,651
*TrueCar, Inc. 88 194
Verizon Communications, Inc. 15,381 611,241
*Vimeo, Inc. 6,460 50,388
Walt Disney Co. (The) 2,529 284,816
*Warner Bros Discovery, Inc. 12,536 281,433
#Warner Music Group Corp.,
Class A 1,620 51,775

75
Dimensional US Vector Equity ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Yelp, Inc. 2,558 $ 84,363
*Ziff Davis, Inc. 2,709 91,835
*ZoomInfo Technologies, Inc. 17,242 193,455
TOTAL COMMUNICATION
SERVICES 23,986,196
CONSUMER DISCRETIONARY — (10.4%)
#*1-800-Flowers.com, Inc., Class
A 24 86
*Abercrombie & Fitch Co. 1,082 78,499
Academy Sports & Outdoors, Inc. 2,562 122,694
#Acushnet Holdings Corp. 1,662 128,522
*Adient PLC 13,882 321,924
ADT, Inc. 20,083 177,534
*Adtalem Global Education, Inc. 1,146 112,331
#Advance Auto Parts, Inc. 2,625 123,716
*Airbnb, Inc., Class A 1,016 128,565
A-Mark Precious Metals, Inc.,
Class A 170 4,519
*Amazon.com, Inc. 23,892 5,834,904
*American Axle & Manufacturing
Holdings, Inc. 341 2,114
American Eagle Outfitters, Inc. 7,257 121,264
#*American Outdoor Brands, Inc. 12 82
*American Public Education, Inc. 723 24,213
*America's Car-Mart, Inc., Class
MA 8 178
*Aptiv PLC 2,960 240,056
Aramark 5,052 191,370
*Arhaus, Inc. 6,642 66,553
*Ark Restaurants Corp. 4 29
Arko Corp. 1,591 7,008
*Asbury Automotive Group, Inc. 321 75,307
Autoliv, Inc. 2,304 269,107
*AutoNation, Inc. 908 181,482
*AutoZone, Inc. 9 33,070
*Barnes & Noble Education, Inc. 8 73
Bassett Furniture Industries, Inc. 12 177
Bath & Body Works, Inc. 20 490
*Beazer Homes USA, Inc. 1,018 22,803
Best Buy Co., Inc. 3,496 287,161
#*Biglari Holdings, Inc., Class A 18 31,558
#*Biglari Holdings, Inc., Class B 4 1,445
#*Birkenstock Holding PLC 3,630 144,873
#*BJ's Restaurants, Inc. 645 21,904
#Bloomin' Brands, Inc. 1,789 12,219
Booking Holdings, Inc. 5 25,389
*Boot Barn Holdings, Inc. 582 110,376
BorgWarner, Inc. 6,244 268,242
*Bright Horizons Family Solutions,
Inc. 1,201 131,185
*Brinker International, Inc. 869 94,426
Brunswick Corp. 3,036 200,710
Buckle, Inc. (The) 2,315 126,862
#Build-A-Bear Workshop, Inc.,
Class A 557 30,201
*Burlington Stores, Inc. 678 185,494
#Caleres, Inc. 1,736 19,165
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Camping World Holdings, Inc.,
Class A 1,782 $ 23,451
*Capri Holdings, Ltd. 4,777 99,123
*CarMax, Inc. 2,759 115,630
*Carnival Corp. 16,176 466,354
Carriage Services, Inc. 316 14,125
Carter's, Inc. 1,524 47,854
*Carvana Co. 402 123,229
#*Cavco Industries, Inc. 173 91,655
Century Communities, Inc. 1,111 65,993
*Champion Homes, Inc. 1,866 127,317
#Cheesecake Factory, Inc. (The) 1,819 90,586
*Chewy, Inc., Class A 1,534 51,726
*Chipotle Mexican Grill, Inc. 7,098 224,936
#Choice Hotels International, Inc. 12 1,116
#Churchill Downs, Inc. 393 38,986
*Citi Trends, Inc. 12 430
Clarus Corp. 8 27
Columbia Sportswear Co. 1,377 68,340
#*Contextlogic Holdings, Inc. 1,600 12,048
*Coursera, Inc. 13,389 112,735
#Cracker Barrel Old Country
Store, Inc. 2,000 67,400
Cricut, Inc., Class A 20 106
*Crocs, Inc. 1,316 107,504
*Culp, Inc. 8 32
D.R. Horton, Inc. 3,260 486,001
Dana, Inc. 5,397 109,559
Darden Restaurants, Inc. 1,377 248,067
#*Dave & Buster's Entertainment,
Inc. 1,434 21,065
*Deckers Outdoor Corp. 1,698 138,387
Dick's Sporting Goods, Inc. 1,866 413,226
#Dillard's, Inc., Class A 242 145,219
Domino's Pizza, Inc. 63 25,103
*Dorman Products, Inc. 765 102,609
*Dream Finders Homes, Inc.,
Class A 1,078 21,344
*Driven Brands Holdings, Inc. 5,289 75,897
eBay, Inc. 4,719 383,702
*El Pollo Loco Holdings, Inc. 1,100 11,242
#Escalade, Inc. 12 138
Ethan Allen Interiors, Inc. 876 21,173
#*Etsy, Inc. 4 248
*European Wax Center, Inc.,
Class A 2,363 9,216
Expedia Group, Inc. 1,470 323,400
*Figs, Inc., Class A 88 656
*First Watch Restaurant Group,
Inc. 1,763 29,072
*Five Below, Inc. 967 152,080
Flexsteel Industries, Inc. 8 274
#*Floor & Decor Holdings, Inc.,
Class A 1,176 73,476
Ford Motor Co. 52,966 695,444
#*Fossil Group, Inc. 4,638 9,647
*Fox Factory Holding Corp. 1,197 26,466
*Frontdoor, Inc. 1,171 77,790
Gap, Inc. (The) 9,883 225,827

76
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Garmin, Ltd. 1,042 $ 222,925
Garrett Motion, Inc. 3,483 59,002
General Motors Co. 13,744 949,573
*Genesco, Inc. 12 348
Gentex Corp. 7,147 167,597
*Gentherm, Inc. 109 4,011
Genuine Parts Co. 1,733 220,628
*G-III Apparel Group, Ltd. 1,305 35,039
#*Global Business Travel Group I 2,842 22,338
*Goodyear Tire & Rubber Co.
(The) 9,543 65,751
Graham Holdings Co., Class B 91 92,104
*Grand Canyon Education, Inc. 473 89,066
*Green Brick Partners, Inc. 513 33,212
Group 1 Automotive, Inc. 257 102,168
*Groupon, Inc. 161 3,241
#Guess?, Inc. 771 13,092
H&R Block, Inc. 1,274 63,369
*Hanesbrands, Inc. 4,167 27,544
Harley-Davidson, Inc. 3,054 82,397
Hasbro, Inc. 1,934 147,584
Haverty Furniture Cos., Inc. 20 436
*Helen of Troy, Ltd. 343 6,390
*Hilton Grand Vacations, Inc. 3,426 142,008
Hilton Worldwide Holdings, Inc. 325 83,512
*Holley, Inc. 6,582 18,890
Home Depot, Inc. (The) 3,828 1,453,070
*Hovnanian Enterprises, Inc.,
Class A 164 19,718
#Installed Building Products, Inc. 453 112,448
JAKKS Pacific, Inc. 8 136
Johnson Outdoors, Inc., Class A 277 11,282
KB Home 619 38,638
Kohl's Corp. 4,376 71,198
Kontoor Brands, Inc. 1,300 105,196
#Krispy Kreme, Inc. 2,880 10,339
#Lakeland Industries, Inc. 8 132
*Lands' End, Inc. 1,738 27,356
Las Vegas Sands Corp. 6,856 406,904
*Latham Group, Inc. 3,384 24,534
*Laureate Education, Inc. 5,150 149,504
La-Z-Boy, Inc. 4,084 129,463
LCI Industries 876 90,657
Lear Corp. 1,053 110,196
*Legacy Housing Corp. 810 18,189
Leggett & Platt, Inc. 16,482 153,942
Lennar Corp., Class A 1,440 178,229
#Lennar Corp., Class B 216 25,499
Levi Strauss & Co., Class A 1,341 27,195
*LGI Homes, Inc. 1,395 56,930
*Life Time Group Holdings, Inc. 4,815 119,075
#Lifetime Brands, Inc. 20 68
*Lincoln Educational Services
Corp. 20 388
Lithia Motors, Inc. 572 179,654
#LKQ Corp. 6,628 211,831
#*Lovesac Co. (The) 12 166
Lowe's Cos., Inc. 400 95,252
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Lucid Group, Inc. 5,961 $ 105,808
*Lululemon Athletica, Inc. 1,105 188,447
Macy's, Inc. 9,839 191,762
*Malibu Boats, Inc., Class A 698 19,453
Marine Products Corp. 20 169
*MarineMax, Inc. 28 694
#Marriott Vacations Worldwide
Corp. 1,193 78,714
*MasterCraft Boat Holdings, Inc. 16 321
*Mattel, Inc. 6,992 128,513
Matthews International Corp.,
Class A 930 21,781
McDonald's Corp. 454 135,487
*MGM Resorts International 399 12,780
#*Mister Car Wash, Inc. 8,313 46,470
*Mobileye Global, Inc., Class A 1,460 19,199
*Modine Manufacturing Co. 1,289 197,488
*Mohawk Industries, Inc. 1,201 136,482
Monro, Inc. 194 2,842
*Motorcar Parts of America, Inc. 8 136
Movado Group, Inc. 12 219
Murphy USA, Inc. 313 112,117
Nathan's Famous, Inc. 4 423
*National Vision Holdings, Inc. 3,177 81,808
Newell Brands, Inc. 16,754 56,964
NIKE, Inc., Class B 4,344 280,579
*Norwegian Cruise Line Holdings,
Ltd. 8,169 183,149
*NVR, Inc. 25 180,270
#*Ollie's Bargain Outlet Holdings,
Inc. 658 79,493
*ONE Group Hospitality, Inc.
(The) 3,973 9,019
#Oxford Industries, Inc. 156 5,749
Papa John's International, Inc. 8 406
#Patrick Industries, Inc. 1,238 129,210
#*Penn Entertainment, Inc. 4,629 76,193
Penske Automotive Group, Inc. 431 68,990
Perdoceo Education Corp. 2,060 65,426
*Petco Health & Wellness Co.,
Inc. 3,860 12,275
Phinia, Inc. 1,083 56,219
*Planet Fitness, Inc., Class A 497 45,073
#Polaris, Inc. 1,968 130,085
Pool Corp. 374 99,880
#*Portillo's, Inc., Class A 632 3,381
PulteGroup, Inc. 2,581 309,384
*Pursuit Attractions and
Hospitality, Inc. 631 22,388
PVH Corp. 1,380 108,095
#*QuantumScape Corp. 12,191 224,802
Ralph Lauren Corp. 369 117,955
#*RH 8 1,380
*Rivian Automotive, Inc., Class A 10,671 144,805
Rocky Brands, Inc. 884 24,920
Ross Stores, Inc. 3,797 603,419
Royal Caribbean Cruises, Ltd. 2,294 657,988
*Sabre Corp. 167 342
*Sally Beauty Holdings, Inc. 4,153 62,752

77
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Savers Value Village, Inc. 3,734 $ 34,390
Service Corp. International 1,263 105,473
*SharkNinja, Inc. 1,635 139,792
#Signet Jewelers, Ltd. 1,614 159,544
*Solid Power, Inc. 8,583 53,901
Somnigroup International, Inc. 1,737 137,814
Sonic Automotive, Inc., Class A 598 37,991
*Sonos, Inc. 9,796 168,197
*Sportsman's Warehouse
Holdings, Inc. 20 49
Standard Motor Products, Inc. 312 11,585
Starbucks Corp. 518 41,891
#Steven Madden, Ltd. 3,067 104,002
*Stitch Fix, Inc., Class A 2,432 10,190
Strategic Education, Inc. 1,171 88,973
*Strattec Security Corp. 4 245
#*Stride, Inc. 913 62,121
Sturm Ruger & Co., Inc. 56 2,375
Superior Group of Cos., Inc. 20 187
#*Sweetgreen, Inc., Class A 2,461 15,480
Tapestry, Inc. 2,729 299,699
*Target Hospitality Corp. 1,766 13,581
*Taylor Morrison Home Corp. 2,392 141,774
Texas Roadhouse, Inc. 583 95,367
Thor Industries, Inc. 1,067 111,341
TJX Cos., Inc. (The) 3,780 529,729
Toll Brothers, Inc. 1,220 164,639
*TopBuild Corp. 448 189,271
*Topgolf Callaway Brands Corp. 5,135 48,320
Tractor Supply Co. 3,564 192,848
Travel + Leisure Co. 20 1,256
*Tri Pointe Homes, Inc. 1,998 63,636
*Ulta Beauty, Inc. 521 270,857
#*Under Armour, Inc., Class A 5,346 24,645
#*Under Armour, Inc., Class C 6,993 31,049
#*United Parks & Resorts, Inc. 698 33,783
*Universal Electronics, Inc. 2,803 10,904
*Universal Technical Institute, Inc. 1,957 58,162
Upbound Group, Inc. 2,648 51,318
*Urban Outfitters, Inc. 2,396 154,806
#Vail Resorts, Inc. 780 115,697
*Valvoline, Inc. 3,016 99,558
VF Corp. 6,893 96,778
#*Victoria's Secret & Co. 3,540 124,785
Visteon Corp. 898 96,230
Weyco Group, Inc. 12 344
#Whirlpool Corp. 1,824 130,653
Williams-Sonoma, Inc. 1,530 297,340
Winmark Corp. 4 1,613
Winnebago Industries, Inc. 786 29,640
Wolverine World Wide, Inc. 3,068 69,644
#Wyndham Hotels & Resorts, Inc. 1,494 109,704
Wynn Resorts, Ltd. 4 476
*XPEL, Inc. 696 23,734
*YETI Holdings, Inc. 3,100 105,369
Yum! Brands, Inc. 427 59,016
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 1,509 $ 32,670
TOTAL CONSUMER
DISCRETIONARY 32,512,465
CONSUMER STAPLES — (5.4%)
Albertsons Cos., Inc., Class A 11,639 205,894
Alico, Inc. 8 282
Altria Group, Inc. 12 677
Andersons, Inc. (The) 2,175 100,724
Archer-Daniels-Midland Co. 2,564 155,199
#B&G Foods, Inc. 616 2,464
*BJ's Wholesale Club Holdings,
Inc. 1,884 166,282
*Boston Beer Co., Inc. (The),
Class A 308 63,753
*Bridgford Foods Corp. 8 64
Brown-Forman Corp., Class A 454 12,313
#Brown-Forman Corp., Class B 3,280 89,314
Bunge Global SA 1,486 140,576
Calavo Growers, Inc. 12 267
Cal-Maine Foods, Inc. 1,004 88,151
#Campbell's Co. (The) 5,622 169,391
Casey's General Stores, Inc. 354 181,669
*Celsius Holdings, Inc. 1,496 90,104
#*Central Garden & Pet Co. 400 12,268
*Central Garden & Pet Co., Class
A 1,538 42,772
*Chefs' Warehouse, Inc. (The) 1,405 82,895
Church & Dwight Co., Inc. 2,677 234,746
Clorox Co. (The) 1,107 124,493
Coca-Cola Co. (The) 15,255 1,051,070
Coca-Cola Consolidated, Inc. 1,535 200,133
Colgate-Palmolive Co. 4,557 351,117
Conagra Brands, Inc. 5,883 101,129
#Constellation Brands, Inc., Class
A 1,885 247,651
Costco Wholesale Corp. 1,179 1,074,600
*Coty, Inc., Class A 21,889 86,899
*Darling Ingredients, Inc. 2,881 92,336
Dole PLC 6,906 87,982
Dollar General Corp. 2,756 271,907
*Dollar Tree, Inc. 2,920 289,430
Edgewell Personal Care Co. 1,633 31,664
#*elf Beauty, Inc. 1,519 185,531
#Energizer Holdings, Inc. 2,127 49,410
Estee Lauder Cos., Inc. (The) 1,830 176,943
#*FitLife Brands, Inc. 794 15,181
Flowers Foods, Inc. 6,774 80,814
Fresh Del Monte Produce, Inc. 1,512 53,449
*Freshpet, Inc. 1,488 73,225
General Mills, Inc. 4,206 196,042
#*Grocery Outlet Holding Corp. 6,448 87,757
*Herbalife, Ltd. 665 5,320
Hershey Co. (The) 1,540 261,230
*HF Foods Group, Inc. 2,737 5,912
*Honest Co., Inc. (The) 5,836 19,901
Hormel Foods Corp. 4,950 106,871
Ingles Markets, Inc., Class A 164 11,332
Ingredion, Inc. 1,406 162,266

78
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
#Interparfums, Inc. 739 $ 65,882
J&J Snack Foods Corp. 356 30,135
J.M. Smucker Co. (The) 1,510 156,361
John B. Sanfilippo & Son, Inc. 212 13,309
Kenvue, Inc. 17,983 258,416
Keurig Dr Pepper, Inc. 7,490 203,428
Kimberly-Clark Corp. 2,997 358,771
Kraft Heinz Co. (The) 5,829 144,151
Kroger Co. (The) 9,917 631,019
Lamb Weston Holdings, Inc. 3,103 191,548
#Lifevantage Corp. 10 82
*Lifeway Foods, Inc. 12 288
Limoneira Co. 1,437 20,305
*Maplebear, Inc. 4,042 148,988
Marzetti Co. (The) 653 102,384
McCormick & Co., Inc. 175 11,194
McCormick & Co., Inc. 2,252 144,488
MGP Ingredients, Inc. 4,026 97,429
*Mission Produce, Inc. 2,193 25,263
Molson Coors Beverage Co.,
Class B 2,359 103,136
Mondelez International, Inc.,
Class A 2,713 155,889
*Monster Beverage Corp. 4,348 290,577
*National Beverage Corp. 2,406 82,454
Natural Grocers by Vitamin
Cottage, Inc. 955 30,646
*Nature's Sunshine Products, Inc. 24 324
Nu Skin Enterprises, Inc., Class A 1,999 21,429
Oil-Dri Corp. of America 204 11,300
PepsiCo, Inc. 7,673 1,120,949
#*Performance Food Group Co. 1,371 132,631
Philip Morris International, Inc. 583 84,144
Pilgrim's Pride Corp. 2,780 105,918
*Post Holdings, Inc. 1,119 116,298
PriceSmart, Inc. 928 106,664
Procter & Gamble Co. (The) 10,055 1,511,970
Reynolds Consumer Products,
Inc. 2,876 70,289
Seaboard Corp. 24 80,880
*Seneca Foods Corp., Class A 258 27,821
*Seneca Foods Corp., Class B 10 1,099
*Simply Good Foods Co. (The) 3,629 71,020
*Sprouts Farmers Market, Inc. 1,799 142,049
Sysco Corp. 5,188 385,365
Target Corp. 5,632 522,199
*TreeHouse Foods, Inc. 1,310 23,842
Turning Point Brands, Inc. 486 43,691
Tyson Foods, Inc., Class A 2,845 146,261
*United Natural Foods, Inc. 2,356 88,703
Universal Corp. 805 40,797
*US Foods Holding Corp. 2,867 208,202
*USANA Health Sciences, Inc. 16 338
Utz Brands, Inc. 2,363 24,882
Village Super Market, Inc., Class
A 12 376
*Vita Coco Co., Inc. (The) 725 29,856
#*Vital Farms, Inc. 1,097 36,036
Walmart, Inc. 10,146 1,026,572
Shares Value†
CONSUMER STAPLES — (Continued)
WD-40 Co. 283 $ 54,981
Weis Markets, Inc. 813 51,495
TOTAL CONSUMER STAPLES 16,895,924
ENERGY — (5.3%)
Antero Midstream Corp. 7,456 128,616
*Antero Resources Corp. 5,921 183,018
APA Corp. 9,486 214,858
Archrock, Inc. 6,138 155,107
Ardmore Shipping Corp. 1,739 21,894
#Atlas Energy Solutions, Inc. 3,059 37,870
Baker Hughes Co. 8,712 421,748
*Bristow Group, Inc. 1,111 45,218
Cactus, Inc., Class A 1,175 51,900
California Resources Corp. 2,636 124,340
#*Centrus Energy Corp., Class A 288 105,828
Cheniere Energy, Inc. 2,405 509,860
Chevron Corp. 7,990 1,260,183
Chord Energy Corp. 808 73,302
Civitas Resources, Inc. 2,904 83,722
*Clean Energy Fuels Corp. 7,088 20,272
*CNX Resources Corp. 4,357 146,657
*Comstock Resources, Inc. 6,043 113,306
ConocoPhillips 5,964 529,961
#Core Laboratories, Inc. 1,018 16,227
Core Natural Resources, Inc. 1,323 104,517
Coterra Energy, Inc. 8,164 193,160
#Crescent Energy Co., Class A 11,377 95,908
*CVR Energy, Inc. 1,431 50,929
Delek US Holdings, Inc. 353 13,329
Devon Energy Corp. 10,820 351,542
DHT Holdings, Inc. 12,686 168,470
Diamondback Energy, Inc. 1,993 285,378
Dorian LPG, Ltd. 2,162 62,374
DT Midstream, Inc. 1,666 182,410
*Encore Energy Corp. 1,155 3,569
Energy Services of America Corp. 8 88
EOG Resources, Inc. 6,934 733,895
Epsilon Energy, Ltd. 16 77
EQT Corp. 1,947 104,320
Evolution Petroleum Corp. 28 123
Expand Energy Corp. 1,975 204,037
*Expro Group Holdings NV 3,893 52,867
Exxon Mobil Corp. 11,659 1,333,323
*Forum Energy Technologies, Inc. 12 321
#*Gevo, Inc. 2,487 5,820
Granite Ridge Resources, Inc. 6,693 35,339
*Green Plains, Inc. 597 6,137
*Gulf Island Fabrication, Inc. 12 94
*Gulfport Energy Corp. 388 72,172
Halliburton Co. 10,828 290,624
*Helix Energy Solutions Group,
Inc. 2,863 19,239
Helmerich & Payne, Inc. 4,701 123,448
HF Sinclair Corp. 4,222 217,855
*Innovex International, Inc. 1,407 28,239
International Seaways, Inc. 3,452 176,846
Kinder Morgan, Inc. 9,078 237,753
Kinetik Holdings, Inc. 202 7,779

79
Dimensional US Vector Equity ETF
continued
Shares Value†
ENERGY — (Continued)
#Kodiak Gas Services, Inc. 2,632 $ 97,068
Liberty Energy, Inc. 6,224 112,717
Magnolia Oil & Gas Corp., Class
A 5,264 118,229
Marathon Petroleum Corp. 2,601 506,961
Matador Resources Co. 2,691 106,187
#Murphy Oil Corp. 5,451 154,263
#*Nabors Industries, Ltd. 98 4,755
NACCO Industries, Inc., Class A 8 338
*National Energy Services
Reunited Corp. 1,502 18,955
Natural Gas Services Group, Inc. 12 334
Noble Corp. PLC 6,140 180,209
#Nordic American Tankers, Ltd. 8,118 29,874
#Northern Oil & Gas, Inc. 2,317 51,275
NOV, Inc. 6,553 95,674
Occidental Petroleum Corp. 12,801 527,401
*Oceaneering International, Inc. 3,091 71,989
*Oil States International, Inc. 56 334
ONEOK, Inc. 4,479 300,093
Ovintiv, Inc. 5,719 214,520
*Par Pacific Holdings, Inc. 1,269 50,735
Patterson-UTI Energy, Inc. 18,196 114,089
PBF Energy, Inc., Class A 3,889 132,887
Peabody Energy Corp. 4,241 116,288
Permian Resources Corp. 13,276 166,747
Phillips 66 2,266 308,493
*PrimeEnergy Resources Corp. 36 4,869
*ProFrac Holding Corp., Class A 8 44
*ProPetro Holding Corp. 3,290 34,150
Range Resources Corp. 5,051 179,563
Ranger Energy Services, Inc. 16 220
*REX American Resources Corp. 1,282 41,062
Riley Exploration Permian, Inc. 78 2,030
RPC, Inc. 1,756 9,131
SandRidge Energy, Inc. 1,904 22,677
Scorpio Tankers, Inc. 1,708 105,384
#*Seadrill, Ltd. 2,733 86,253
Select Water Solutions, Inc. 2,525 29,189
SFL Corp., Ltd. 6,881 51,332
SLB, Ltd. 16,482 594,341
SM Energy Co. 2,531 52,873
Smart Sand, Inc. 4 9
#Solaris Energy Infrastructure,
Inc. 20 1,065
*Stabilis Solutions, Inc. 4 20
*Talos Energy, Inc. 11,838 116,131
Targa Resources Corp. 2,370 365,075
TechnipFMC PLC 5,029 207,949
Teekay Corp., Ltd. 3,463 33,314
Teekay Tankers, Ltd., Class A 1,235 75,335
*TETRA Technologies, Inc. 5,688 40,157
Texas Pacific Land Corp. 220 207,544
*Tidewater, Inc. 1,891 95,666
*Transocean, Ltd. 36,810 141,350
*Uranium Energy Corp. 17,580 265,985
VAALCO Energy, Inc. 634 2,492
#*Valaris, Ltd. 2,153 120,826
Shares Value†
ENERGY — (Continued)
Valero Energy Corp. 2,439 $ 413,557
Viper Energy, Inc., Class A 1,321 49,617
*Vital Energy, Inc. 1,038 16,307
#Vitesse Energy, Inc. 960 20,880
Weatherford International PLC 2,535 186,804
Western Midstream Partners, LP 341 12,777
Williams Cos., Inc. (The) 3,067 177,487
World Kinect Corp. 5,077 131,240
TOTAL ENERGY 16,780,989
FINANCIALS — (16.3%)
1st Source Corp. 851 50,583
*Acacia Research Corp. 2,945 10,219
Acadian Asset Management, Inc. 790 37,999
ACNB Corp. 8 361
Affiliated Managers Group, Inc. 544 129,450
Affinity Bancshares, Inc. 697 13,222
*Affirm Holdings, Inc. 2,089 150,157
Aflac, Inc. 4,660 499,505
Alerus Financial Corp. 975 20,592
Allstate Corp. (The) 2,236 428,239
Ally Financial, Inc. 2,428 94,619
*AlTi Global, Inc. 12 47
Amalgamated Financial Corp. 1,009 27,505
*Ambac Financial Group, Inc. 1,164 9,556
Amerant Bancorp, Inc. 847 14,204
American Coastal Insurance
Corp. 303 3,588
American Express Co. 2,479 894,250
American Financial Group, Inc. 1,407 185,274
American International Group,
Inc. 3,918 309,365
Ameriprise Financial, Inc. 1,250 565,962
Ameris Bancorp 1,553 111,226
AMERISAFE, Inc. 516 20,681
AmeriServ Financial, Inc. 12 37
Ames National Corp. 4 83
Aon PLC, Class A 909 309,678
Apollo Global Management, Inc. 861 107,031
Arch Capital Group, Ltd. 3,334 287,758
Arrow Financial Corp. 16 446
Arthur J. Gallagher & Co. 220 54,888
Artisan Partners Asset
Management, Inc., Class A 1,597 69,725
Associated Banc-Corp. 7,722 191,274
Associated Capital Group, Inc.,
Class A 4 146
Assurant, Inc. 813 172,128
Assured Guaranty, Ltd. 1,339 107,897
Atlantic Union Bankshares Corp. 3,342 108,682
*Atlanticus Holdings Corp. 470 25,902
Auburn National Bancorp, Inc. 4 104
Axis Capital Holdings, Ltd. 1,917 179,546
*Axos Financial, Inc. 2,022 157,676
Banc of California, Inc. 7,585 128,717
BancFirst Corp. 1,123 122,250
*Bancorp, Inc. (The) 1,715 112,110
#Bank First Corp. 397 48,482
Bank of America Corp. 9,824 525,093

80
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Bank of Hawaii Corp. 1,909 $ 123,951
Bank of Marin Bancorp 4 103
Bank of New York Mellon Corp.
(The) 5,459 589,190
Bank of NT Butterfield & Son, Ltd.
(The) 7,890 364,991
Bank of the James Financial
Group, Inc. 729 12,357
Bank OZK 1,952 87,820
Bank7 Corp. 4 166
#BankFinancial Corp. 16 177
BankUnited, Inc. 3,380 135,470
Bankwell Financial Group, Inc. 4 173
Banner Corp. 1,501 90,645
Bar Harbor Bankshares 518 15,193
BayCom Corp. 8 218
BCB Bancorp, Inc. 20 159
Beacon Financial Corp. 2,845 69,247
*Berkshire Hathaway, Inc., Class
B 2,787 1,330,904
BGC Group, Inc., Class A 5,692 52,025
Blackrock, Inc. 5 5,414
*Block, Inc. 2,283 173,371
*Blue Foundry Bancorp 12 99
*Blue Ridge Bankshares, Inc. 12 54
BOK Financial Corp. 1,047 109,495
*Bowhead Specialty Holdings,
Inc. 1,037 24,847
Bread Financial Holdings, Inc. 2,232 139,835
*Bridgewater Bancshares, Inc. 12 198
*Brighthouse Financial, Inc. 2,428 138,566
Brown & Brown, Inc. 1,529 121,922
Burke & Herbert Financial
Services Corp. 346 20,366
Business First Bancshares, Inc. 520 12,750
*BV Financial, Inc. 4 65
Byline Bancorp, Inc. 1,162 31,072
C&F Financial Corp. 4 274
#Cadence Bank 3,574 134,883
*California Bancorp 1,093 20,210
Camden National Corp. 625 23,844
Capital Bancorp, Inc. 687 19,095
Capital City Bank Group, Inc. 434 16,883
Capital One Financial Corp. 3,553 781,624
Capitol Federal Financial, Inc. 3,634 21,949
Carlyle Group, Inc. (The) 2,636 140,552
*Carter Bankshares, Inc. 20 342
Cass Information Systems, Inc. 322 12,729
Cathay General Bancorp 2,214 100,626
CB Financial Services, Inc. 4 129
Cboe Global Markets, Inc. 900 221,076
Central Pacific Financial Corp. 126 3,592
CF Bankshares, Inc. 4 93
Charles Schwab Corp. (The) 3,615 341,690
Chemung Financial Corp. 4 203
ChoiceOne Financial Services,
Inc. 484 13,862
Chubb, Ltd. 424 117,423
Cincinnati Financial Corp. 1,483 229,257
Shares Value†
FINANCIALS — (Continued)
Citigroup, Inc. 1,853 $ 187,579
Citizens & Northern Corp. 8 155
Citizens Community Bancorp, Inc. 8 125
Citizens Financial Group, Inc. 5,043 256,537
#*Citizens, Inc. 24 134
City Holding Co. 501 59,058
Civista Bancshares, Inc. 12 258
CME Group, Inc. 16 4,248
CNB Financial Corp. 26 640
CNO Financial Group, Inc. 556 22,251
*Coastal Financial Corp. 8 852
#Cohen & Steers, Inc. 903 61,693
*Coinbase Global, Inc., Class A 787 270,555
Colony Bankcorp, Inc. 12 192
Columbia Banking System, Inc. 5,723 153,376
*Columbia Financial, Inc. 2,179 32,140
Comerica, Inc. 2,764 211,446
Commerce Bancshares, Inc. 2,273 119,628
Community Financial System, Inc. 1,631 90,488
Community Trust Bancorp, Inc. 418 21,400
Community West Bancshares 16 339
ConnectOne Bancorp, Inc. 1,115 26,827
*Consumer Portfolio Services,
Inc. 40 336
Corebridge Financial, Inc. 8,480 276,109
*Corpay, Inc. 972 253,060
Crawford & Co., Class A 56 606
Crawford & Co., Class B 832 8,353
#*Credit Acceptance Corp. 140 62,628
Cullen/Frost Bankers, Inc. 1,124 138,409
*Customers Bancorp, Inc. 2,237 150,147
CVB Financial Corp. 6,403 117,623
Diamond Hill Investment Group,
Inc. 55 7,059
DigitalBridge Group, Inc. 1,122 13,273
Dime Community Bancshares,
Inc. 1,464 38,430
Donegal Group, Inc., Class A 28 525
*Donnelley Financial Solutions,
Inc. 715 32,854
Eagle Bancorp Montana, Inc. 4 65
Eagle Bancorp, Inc. 789 13,216
Eagle Financial Services, Inc. 287 10,392
East West Bancorp, Inc. 1,544 156,870
Eastern Bankshares, Inc. 8,914 156,262
*eHealth, Inc. 4 21
Employers Holdings, Inc. 792 30,199
Enact Holdings, Inc. 2,683 95,837
*Encore Capital Group, Inc. 2,566 106,694
*Enova International, Inc. 1,057 126,385
Enterprise Financial Services
Corp. 4,413 231,109
Equitable Holdings, Inc. 3,303 163,168
Equity Bancshares, Inc., Class A 619 25,076
#Erie Indemnity Co., Class A 366 107,106
#Esquire Financial Holdings, Inc. 71 6,660
Essent Group, Ltd. 1,804 109,268
#*Euronet Worldwide, Inc. 1,669 126,584
Evercore, Inc. 781 230,051

81
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Everest Group, Ltd. 392 $ 123,292
EVERTEC, Inc. 2,012 57,282
#*EZCORP, Inc., Class A 5,330 97,272
F&G Annuities & Life, Inc. 1,223 36,262
FactSet Research Systems, Inc. 437 116,592
Farmers & Merchants Bancorp,
Inc. 4 96
Farmers National Banc Corp. 24 312
*FB Bancorp, Inc. 1,768 21,428
#FB Financial Corp. 1,382 74,642
Federal Agricultural Mortgage
Corp., Class C 414 65,677
Federated Hermes, Inc. 4,571 221,602
Fidelis Insurance Holdings, Ltd. 3,925 70,572
Fidelity National Financial, Inc. 3,481 192,290
Fidelity National Information
Services, Inc. 3,888 243,078
*Fifth District Bancorp, Inc. 782 10,440
Fifth Third Bancorp 4,497 187,165
#*Finance Of America Cos., Inc.,
Class A 1,008 22,176
Financial Institutions, Inc. 338 9,609
Finward Bancorp 356 12,513
#*Finwise Bancorp 8 154
First American Financial Corp. 1,896 118,519
First Bancorp 2,708 131,446
First Bancorp 5,830 113,627
First Bancorp, Inc. (The) 12 297
First Bank 16 250
First Busey Corp. 1,237 27,659
First Business Financial Services,
Inc. 8 405
First Capital, Inc. 4 172
#First Citizens BancShares, Inc.,
Class A 119 217,154
First Commonwealth Financial
Corp. 22,719 347,374
First Community Bankshares, Inc. 309 9,993
First Community Corp. 4 107
First Financial Bancorp 4,564 106,843
First Financial Bankshares, Inc. 3,103 95,852
First Financial Corp. 111 5,919
*First Foundation, Inc. 1,130 6,147
First Guaranty Bancshares, Inc. 4 26
First Hawaiian, Inc. 4,093 100,401
First Horizon Corp. 6,692 142,941
First Internet Bancorp 689 12,223
First Interstate BancSystem, Inc.,
Class A 3,447 107,719
First Merchants Corp. 2,823 100,160
First Mid Bancshares, Inc. 16 572
First National Corp. 4 90
First Northwest Bancorp 4 36
First Savings Financial Group,
Inc. 8 237
First United Corp. 8 276
First US Bancshares, Inc. 4 51
*First Western Financial, Inc. 8 185
FirstCash Holdings, Inc. 971 153,903
Shares Value†
FINANCIALS — (Continued)
*FirstSun Capital Bancorp 639 $ 21,752
*Fiserv, Inc. 2,194 146,318
#Five Star Bancorp 8 284
#Flagstar Bank NA 10,512 120,047
Flushing Financial Corp. 495 6,767
*Flywire Corp. 9,393 125,115
FNB Corp. 6,246 98,187
Franklin Financial Services Corp. 4 181
Franklin Resources, Inc. 3,692 83,476
FS Bancorp, Inc. 8 310
Fulton Financial Corp. 6,938 120,513
FVCBankcorp, Inc. 8 98
#GCM Grosvenor, Inc., Class A 7 81
*Genworth Financial, Inc. 17,071 144,079
German American Bancorp, Inc. 96 3,700
Glacier Bancorp, Inc. 2,724 111,275
Global Payments, Inc. 2,693 209,408
Globe Life, Inc. 1,667 219,227
Goldman Sachs Group, Inc. (The) 784 618,866
Goosehead Insurance, Inc., Class
A 145 9,957
Great Southern Bancorp, Inc. 12 668
*Green Dot Corp., Class A 1,095 12,713
Greene County Bancorp, Inc. 518 11,370
*Greenlight Capital Re, Ltd.,
Class A 32 388
Guild Holdings Co., Class A 207 4,115
*Hamilton Insurance Group, Ltd.,
Class B 1,690 40,002
#Hamilton Lane, Inc., Class A 542 61,766
Hancock Whitney Corp. 1,295 73,957
Hanmi Financial Corp. 769 20,302
#Hanover Bancorp, Inc. 523 10,831
Hanover Insurance Group, Inc.
(The) 875 149,520
HarborOne Bancorp, Inc. 32 387
Hartford Insurance Group, Inc.
(The) 3,405 422,833
Hawthorn Bancshares, Inc. 8 242
HBT Financial, Inc. 8 195
HCI Group, Inc. 494 100,781
Hennessy Advisors, Inc. 4 39
Heritage Commerce Corp. 2,236 23,254
Heritage Financial Corp. 1,768 39,232
*Heritage Insurance Holdings, Inc. 1,520 35,918
#Hingham Institution For Savings
(The) 55 16,184
*Hippo Holdings, Inc. 591 21,737
Home Bancorp, Inc. 8 425
Home BancShares, Inc. 3,234 86,380
HomeTrust Bancshares, Inc. 540 21,227
Hope Bancorp, Inc. 10,041 105,330
Horace Mann Educators Corp. 1,462 65,366
Horizon Bancorp, Inc. 1,404 21,902
Houlihan Lokey, Inc. 482 86,317
Huntington Bancshares, Inc. 19,083 294,642
Independent Bank Corp. 1,285 86,468
Independent Bank Corp. 420 12,692
Intercontinental Exchange, Inc. 1,765 258,202

82
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
International Bancshares Corp. 2,247 $ 149,156
*International Money Express,
Inc. 1,113 16,573
Invesco, Ltd. 12,299 291,486
Investar Holding Corp. 4 95
Investors Title Co. 78 20,170
Jack Henry & Associates, Inc. 1,003 149,387
Jackson Financial, Inc., Class A 2,055 207,165
James River Group Holdings, Ltd. 1,892 9,649
Janus Henderson Group PLC 3,207 139,697
Jefferies Financial Group, Inc. 1,411 74,543
JPMorgan Chase & Co. 7,555 2,350,512
Kearny Financial Corp. 44 281
Kemper Corp. 2,447 110,091
KeyCorp 14,065 247,403
Kingstone Cos., Inc. 1,426 20,791
#Kinsale Capital Group, Inc. 344 137,418
KKR & Co., Inc. 136 16,093
Lake Shore Bancorp, Inc. 5 69
Lakeland Financial Corp. 1,791 102,177
Landmark Bancorp, Inc. 4 103
Lazard, Inc. 1,803 87,986
LCNB Corp. 4 61
#*Lemonade, Inc. 12 721
*LendingClub Corp. 5,064 88,063
*LendingTree, Inc. 530 33,920
Lincoln National Corp. 3,078 129,276
LINKBANCORP, Inc. 1,400 9,842
Live Oak Bancshares, Inc. 3,340 104,008
Loews Corp. 2,425 241,433
LPL Financial Holdings, Inc. 1,026 387,120
M&T Bank Corp. 615 113,080
Magyar Bancorp, Inc. 4 69
MainStreet Bancshares, Inc. 4 74
*Markel Group, Inc. 111 219,173
MarketAxess Holdings, Inc. 641 102,598
*Marqeta, Inc., Class A 18,651 84,489
Marsh & McLennan Cos., Inc. 1,183 210,751
Mastercard, Inc., Class A 2,609 1,440,142
*Mechanics Bancorp 826 11,060
Mercantile Bank Corp. 534 23,416
#Merchants Bancorp 1,140 35,557
Mercury General Corp. 2,063 159,470
Meridian Corp. 4 57
MetLife, Inc. 8,932 712,952
Metrocity Bankshares, Inc. 8 205
Metropolitan Bank Holding Corp. 256 16,965
MGIC Investment Corp. 4,549 124,734
Mid Penn Bancorp, Inc. 517 14,709
Middlefield Banc Corp. 8 261
Midland States Bancorp, Inc. 16 234
MidWestOne Financial Group,
Inc. 537 19,864
Moelis & Co., Class A 814 51,551
Moody's Corp. 310 148,893
Morgan Stanley 3,002 492,328
Morningstar, Inc. 567 120,374
MSCI, Inc. 97 57,089
Shares Value†
FINANCIALS — (Continued)
MVB Financial Corp. 12 $ 307
Nasdaq, Inc. 3,418 292,205
National Bank Holdings Corp.,
Class A 8,018 285,922
National Bankshares, Inc. 4 115
Navient Corp. 6,520 79,740
NBT Bancorp, Inc. 1,917 77,581
*NCR Atleos Corp. 1,884 69,520
Nelnet, Inc., Class A 794 102,466
*NerdWallet, Inc., Class A 406 4,738
*NI Holdings, Inc. 12 158
Nicolet Bankshares, Inc. 1,011 119,440
*NMI Holdings, Inc. 2,813 102,478
Northeast Bank 298 25,711
Northeast Community Bancorp,
Inc. 4 79
Northern Trust Corp. 2,584 332,483
Northfield Bancorp, Inc. 48 491
Northrim Bancorp, Inc. 484 10,638
Northwest Bancshares, Inc. 26,625 311,779
Norwood Financial Corp. 4 106
Oak Valley Bancorp 8 218
OceanFirst Financial Corp. 1,772 32,215
OFG Bancorp 2,998 115,903
Ohio Valley Banc Corp. 4 140
*Old Market Capital Corp. 4 22
#Old National Bancorp 8,773 179,232
Old Republic International Corp. 6,202 244,731
Old Second Bancorp, Inc. 1,449 26,010
OneMain Holdings, Inc. 2,405 142,352
*Onity Group, Inc. 4 150
OP Bancorp 12 160
*Oportun Financial Corp. 16 85
Oppenheimer Holdings, Inc.,
Class A 369 25,741
Orange County Bancorp, Inc. 436 10,660
Origin Bancorp, Inc. 943 32,684
Orrstown Financial Services, Inc. 724 24,095
#*Oscar Health, Inc., Class A 1,983 35,694
*Palomar Holdings, Inc. 693 79,009
Park National Corp. 470 71,529
Parke Bancorp, Inc. 12 259
Pathfinder Bancorp, Inc. 4 61
Pathward Financial, Inc. 1,170 79,630
*Paymentus Holdings, Inc., Class
A 447 12,784
*Payoneer Global, Inc. 15,631 90,503
*PayPal Holdings, Inc. 9,546 661,251
#*Paysafe, Ltd. 2,012 22,152
*Paysign, Inc. 562 2,903
PCB Bancorp 8 169
Peapack-Gladstone Financial
Corp. 131 3,314
PennyMac Financial Services,
Inc. 899 113,103
Peoples Bancorp of North
Carolina, Inc. 4 118
Peoples Bancorp, Inc. 641 18,333
Peoples Financial Services Corp. 312 13,896

83
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Pinnacle Financial Partners, Inc. 1,576 $ 134,291
*Pioneer Bancorp, Inc. 12 158
#Piper Sandler Cos. 7 2,235
Plumas Bancorp 4 164
PNC Financial Services Group,
Inc. (The) 696 127,055
*Ponce Financial Group, Inc. 12 169
Popular, Inc. 1,421 158,399
*PRA Group, Inc. 4,221 57,870
Preferred Bank/Los Angeles CA 469 42,327
Primerica, Inc. 827 214,912
Primis Financial Corp. 20 218
Princeton Bancorp, Inc. 4 124
Principal Financial Group, Inc. 3,093 259,936
*Priority Technology Holdings,
Inc. 4 28
*ProAssurance Corp. 16 383
PROG Holdings, Inc. 3,598 104,090
Progressive Corp. (The) 1,702 350,612
Prosperity Bancshares, Inc. 1,790 117,818
*Provident Bancorp, Inc. 8 102
Provident Financial Holdings, Inc. 8 125
Provident Financial Services, Inc. 5,582 102,095
Prudential Financial, Inc. 1,740 180,960
QCR Holdings, Inc. 1,401 104,220
Radian Group, Inc. 358 12,151
Raymond James Financial, Inc. 1,542 244,669
RBB Bancorp 16 298
Red River Bancshares, Inc. 4 264
Regional Management Corp. 12 472
Regions Financial Corp. 10,066 243,597
Reinsurance Group of America,
Inc. 519 94,697
RenaissanceRe Holdings, Ltd. 791 200,985
Renasant Corp. 390 13,116
*Repay Holdings Corp. 1,155 4,955
Republic Bancorp, Inc., Class A 174 11,467
*Rhinebeck Bancorp, Inc. 1,035 10,340
Richmond Mutual Bancorp, Inc. 12 160
Riverview Bancorp, Inc. 16 83
RLI Corp. 1,629 96,046
*Robinhood Markets, Inc., Class
A 2,231 327,466
#*Root, Inc., Class A 557 44,850
S&P Global, Inc. 8 3,898
S&T Bancorp, Inc. 2,783 101,969
Safety Insurance Group, Inc. 486 33,403
SB Financial Group, Inc. 8 156
Seacoast Banking Corp. of
Florida 591 17,907
*Security National Financial
Corp., Class A 17 135
SEI Investments Co. 1,965 158,399
Selective Insurance Group, Inc. 961 72,402
*Selectquote, Inc. 9,271 19,284
#ServisFirst Bancshares, Inc. 744 52,281
#*Shift4 Payments, Inc., Class A 866 59,841
Shore Bancshares, Inc. 1,314 20,512
Sierra Bancorp 16 460
Shares Value†
FINANCIALS — (Continued)
Silvercrest Asset Management
Group, Inc., Class A 8 $ 113
Simmons First National Corp.,
Class A 4,684 81,408
*SiriusPoint, Ltd. 5,195 94,549
*Skyward Specialty Insurance
Group, Inc. 2,262 103,125
#SLM Corp. 5,014 134,626
SmartFinancial, Inc. 341 11,925
#*SoFi Technologies, Inc. 8,236 244,444
Sound Financial Bancorp, Inc. 4 179
South Plains Financial, Inc. 301 10,986
*Southern First Bancshares, Inc. 4 175
Southern Missouri Bancorp, Inc. 358 18,774
Southside Bancshares, Inc. 348 9,786
SOUTHSTATE BANK Corp. 2,427 215,154
SR Bancorp, Inc. 1,155 17,002
State Street Corp. 1,059 122,484
Stellar Bancorp, Inc. 3,955 116,396
*Sterling Bancorp, Inc. 36 –
Stewart Information Services
Corp. 1,137 77,623
Stifel Financial Corp. 1,318 156,091
Stock Yards Bancorp, Inc. 1,089 70,807
*StoneX Group, Inc. 183 16,821
Summit State Bank 1,021 11,200
SWK Holdings Corp. 4 65
Synchrony Financial 4,113 305,925
Synovus Financial Corp. 2,510 112,046
T. Rowe Price Group, Inc. 2,217 227,309
*Texas Capital Bancshares, Inc. 2,108 176,735
TFS Financial Corp. 88 1,170
*Third Coast Bancshares, Inc. 460 16,905
Timberland Bancorp, Inc. 8 257
Tiptree, Inc. 314 5,561
Tompkins Financial Corp. 209 13,263
Towne Bank 3,334 108,388
Travelers Cos., Inc. (The) 3,151 846,422
TriCo Bancshares 876 38,745
*Triumph Financial, Inc. 1,759 95,795
Truist Financial Corp. 6,771 302,190
TrustCo Bank Corp. 114 4,299
Trustmark Corp. 2,239 83,336
UMB Financial Corp. 1,675 179,024
Union Bankshares, Inc. 4 91
United Bancorp, Inc. 4 52
United Bankshares, Inc. 2,134 76,376
United Community Banks, Inc. 4,021 117,413
United Fire Group, Inc. 416 12,576
United Security Bancshares 4 37
Unity Bancorp, Inc. 295 13,396
Universal Insurance Holdings, Inc. 182 5,609
Univest Financial Corp. 336 9,865
Unum Group 1,820 133,624
US Bancorp 6,589 307,575
USCB Financial Holdings, Inc. 12 207
Valley National Bancorp 10,781 117,189
*Velocity Financial, Inc. 762 14,188

84
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Victory Capital Holdings, Inc.,
Class A 3,075 $ 191,480
Virginia National Bankshares
Corp. 4 159
Virtu Financial, Inc., Class A 1,905 66,370
Virtus Investment Partners, Inc. 324 52,754
Visa, Inc., Class A 5,515 1,879,181
Voya Financial, Inc. 2,329 173,417
W. R. Berkley Corp. 2,422 172,785
WaFd, Inc. 3,558 103,289
Walker & Dunlop, Inc. 1,451 115,964
Washington Trust Bancorp, Inc. 363 9,888
Waterstone Financial, Inc. 24 367
Webster Financial Corp. 4,248 242,306
Wells Fargo & Co. 8,650 752,291
WesBanco, Inc. 6,946 209,075
West Bancorp, Inc. 16 340
Westamerica Bancorp 2,166 103,210
Western Alliance Bancorp 2,860 221,221
Western New England Bancorp,
Inc. 16 182
#Western Union Co. (The) 11,303 105,457
Westwood Holdings Group, Inc. 12 201
*WEX, Inc. 581 84,756
White Mountains Insurance
Group, Ltd. 33 62,850
Willis Towers Watson PLC 1,309 409,848
Wintrust Financial Corp. 1,677 218,044
#WisdomTree, Inc. 5,042 60,302
*World Acceptance Corp. 103 13,129
WSFS Financial Corp. 1,859 96,835
Zions Bancorp NA 4,015 209,222
TOTAL FINANCIALS 51,279,021
HEALTH CARE — (9.0%)
*10X Genomics, Inc., Class A 4,053 55,283
Abbott Laboratories 3,393 419,443
AbbVie, Inc. 5,186 1,130,755
*AbSci Corp. 24 103
*Acadia Healthcare Co., Inc. 4,159 89,418
*ACADIA Pharmaceuticals, Inc. 4,349 98,722
Acme United Corp. 4 152
*AdaptHealth Corp. 8,841 79,481
*Addus HomeCare Corp. 532 62,185
*ADMA Biologics, Inc. 5,430 84,056
Agilent Technologies, Inc. 1,604 234,761
*AirSculpt Technologies, Inc. 8 83
*Akebia Therapeutics, Inc. 7,000 15,470
*Akero Therapeutics, Inc. 765 41,463
*Align Technology, Inc. 1,049 144,636
*Alkermes PLC 3,044 93,451
*Alnylam Pharmaceuticals, Inc. 261 119,026
*American Well Corp., Class A 4 21
Amgen, Inc. 2,068 617,153
*AMN Healthcare Services, Inc. 1,599 31,484
*Amneal Pharmaceuticals, Inc. 2,723 29,463
#*Amphastar Pharmaceuticals,
Inc. 1,457 37,153
*Amylyx Pharmaceuticals, Inc. 8 111
Shares Value†
HEALTH CARE — (Continued)
*AngioDynamics, Inc. 1,917 $ 23,062
#*ANI Pharmaceuticals, Inc. 24 2,174
*Arcus Biosciences, Inc. 1,670 32,932
*Arvinas, Inc. 2,431 24,650
*Astrana Health, Inc. 1,324 41,322
#*Atea Pharmaceuticals, Inc. 20 65
*Aura Biosciences, Inc. 3,128 19,175
*Avalo Therapeutics, Inc. 1,885 33,987
*Avanos Medical, Inc. 1,509 16,765
*Avantor, Inc. 8,580 101,416
*Avidity Biosciences, Inc. 1,716 119,863
*Azenta, Inc. 3,035 91,657
#Baxter International, Inc. 1,475 27,243
#*Beam Therapeutics, Inc. 5,984 149,660
Becton Dickinson & Co. 2,105 376,185
*Biogen, Inc. 1,387 213,972
*BioMarin Pharmaceutical, Inc. 2,926 156,746
*Bio-Rad Laboratories, Inc., Class
A 355 113,440
*Boston Scientific Corp. 1,265 127,411
#*BrightSpring Health Services,
Inc. 3,834 126,714
Bristol-Myers Squibb Co. 16,628 766,052
*Brookdale Senior Living, Inc. 5,713 52,959
#Bruker Corp. 1,965 76,517
#*Butterfly Network, Inc. 9,397 25,278
#*Cardiff Oncology, Inc. 4 9
Cardinal Health, Inc. 347 66,197
*CareDx, Inc. 2,943 44,145
*Castle Biosciences, Inc. 1,345 34,297
*Catalyst Pharmaceuticals, Inc. 4,850 103,159
#*Celldex Therapeutics, Inc. 2,557 68,349
Cencora, Inc. 1,509 509,755
*Centene Corp. 3,433 121,425
#*Certara, Inc. 18,627 216,632
#*CG oncology, Inc. 1,158 50,107
*Charles River Laboratories
International, Inc. 820 147,657
Chemed Corp. 169 72,890
Cigna Group (The) 730 178,419
*Claritev Corp. 78 5,078
*Collegium Pharmaceutical, Inc. 1,647 59,292
Concentra Group Holdings
Parent, Inc. 3,130 62,350
CONMED Corp. 1,359 59,796
*Cooper Cos., Inc. (The) 1,621 113,324
*Corcept Therapeutics, Inc. 80 5,878
*CorVel Corp. 719 53,170
#*Crinetics Pharmaceuticals, Inc. 468 20,358
*Cross Country Healthcare, Inc. 40 490
*CryoPort, Inc. 2,221 20,522
*CVRx, Inc. 4 41
CVS Health Corp. 1,468 114,724
*Cytek Biosciences, Inc. 3,616 14,102
*CytomX Therapeutics, Inc. 1,429 5,102
Danaher Corp. 803 172,950
#*DaVita, Inc. 786 93,550
*Day One Biopharmaceuticals,
Inc. 1,081 8,043

85
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Definitive Healthcare Corp. 52 $ 144
*Denali Therapeutics, Inc. 6,004 97,745
DENTSPLY SIRONA, Inc. 8,429 106,290
*Dexcom, Inc. 799 46,518
*Dynavax Technologies Corp. 2,974 30,513
*Dyne Therapeutics, Inc. 4,937 111,477
*Edwards Lifesciences Corp. 1,857 153,110
*Elanco Animal Health, Inc. 6,946 153,854
*Electromed, Inc. 659 15,856
*Eledon Pharmaceuticals, Inc. 8,481 36,638
Elevance Health, Inc. 634 201,105
Eli Lilly & Co. 2,557 2,206,333
Embecta Corp. 8 107
#*Emergent BioSolutions, Inc. 8 100
Encompass Health Corp. 1,211 137,872
*Enhabit, Inc. 36 293
#*Enliven Therapeutics, Inc. 569 13,326
#*Enovis Corp. 2,218 69,290
Ensign Group, Inc. (The) 1,251 225,305
#*Envista Holdings Corp. 5,542 112,780
*Evolent Health, Inc., Class A 3,764 25,106
*Exelixis, Inc. 4,942 191,107
*FONAR Corp. 4 60
*Fortrea Holdings, Inc. 870 9,100
#*Fulgent Genetics, Inc. 24 539
GE HealthCare Technologies, Inc. 4,153 311,267
Gilead Sciences, Inc. 5,547 664,475
*Ginkgo Bioworks Holdings, Inc. 837 10,873
*Globus Medical, Inc. 1,238 74,763
*GRAIL, Inc. 174 15,996
*Haemonetics Corp. 517 25,855
*Halozyme Therapeutics, Inc. 1,675 109,193
*Harmony Biosciences Holdings,
Inc. 2,512 71,768
#*Harrow, Inc. 286 10,802
*Harvard Bioscience, Inc. 40 21
HCA Healthcare, Inc. 99 45,508
HealthStream, Inc. 1,095 26,937
*Henry Schein, Inc. 2,077 131,266
*Hologic, Inc. 2,422 179,010
Humana, Inc. 987 274,574
*ICON PLC 852 146,391
*ICU Medical, Inc. 820 98,474
*Ideaya Biosciences, Inc. 5,377 171,311
*IDEXX Laboratories, Inc. 534 336,158
*ImmuCell Corp. 4 25
#*Immunome, Inc. 636 10,221
*Incyte Corp. 1,780 166,394
*InfuSystem Holdings, Inc. 8 83
*Innoviva, Inc. 1,482 26,972
*Inogen, Inc. 2,852 23,500
*Inspire Medical Systems, Inc. 51 3,676
*Integer Holdings Corp. 1,081 69,800
#*Integra LifeSciences Holdings
Corp. 3,559 42,744
*Intellia Therapeutics, Inc. 4,993 63,012
#*Iovance Biotherapeutics, Inc. 8,845 17,425
*IQVIA Holdings, Inc. 1,733 375,125
Shares Value†
HEALTH CARE — (Continued)
*Janux Therapeutics, Inc. 1,776 $ 50,989
*Jazz Pharmaceuticals PLC 1,331 183,199
Johnson & Johnson 10,707 2,022,231
*Kewaunee Scientific Corp. 4 167
*Kodiak Sciences, Inc. 4 72
*Kymera Therapeutics, Inc. 4,061 251,132
Labcorp Holdings, Inc. 1,057 268,436
*Lantern Pharma, Inc. 4 16
#*Lantheus Holdings, Inc. 595 34,326
#*Lexeo Therapeutics, Inc. 1,683 16,847
*LifeStance Health Group, Inc. 7,360 36,064
*Ligand Pharmaceuticals, Inc. 2,036 389,507
*LivaNova PLC 1,994 104,944
*MannKind Corp. 4,351 24,322
McKesson Corp. 51 41,378
*Medpace Holdings, Inc. 316 184,832
Medtronic PLC 1,922 174,325
Merck & Co., Inc. 11,319 973,208
*Mettler-Toledo International, Inc. 17 24,077
*MiMedx Group, Inc. 2,970 22,720
*Mineralys Therapeutics, Inc. 861 35,180
#*Moderna, Inc. 5,586 151,716
*Molina Healthcare, Inc. 924 141,427
National HealthCare Corp. 381 45,507
National Research Corp. 560 7,482
*Neogen Corp. 7,098 43,795
*NeoGenomics, Inc. 4,287 41,884
*Neurocrine Biosciences, Inc. 737 105,546
#*Novavax, Inc. 228 1,915
#*Nutex Health, Inc. 214 26,335
#*Nuvation Bio, Inc. 10,525 54,940
*Omnicell, Inc. 1,161 38,975
*OptimizeRx Corp. 1,396 28,604
*Option Care Health, Inc. 4,010 104,380
#*Oramed Pharmaceuticals, Inc. 4 10
#*Organogenesis Holdings, Inc. 4,647 19,750
Organon & Co. 8,382 56,578
*ORIC Pharmaceuticals, Inc. 2,102 27,662
*Orthofix Medical, Inc. 1,499 23,145
*OrthoPediatrics Corp. 628 10,576
*Outset Medical, Inc. 794 10,417
*Owens & Minor, Inc. 962 3,819
*Pacira BioSciences, Inc. 1,277 27,302
*PACS Group, Inc. 781 9,434
*Pediatrix Medical Group, Inc. 1,987 33,719
*Pennant Group, Inc. (The) 900 22,257
Perrigo Co. PLC 4,468 92,666
#*Personalis, Inc. 3,615 34,849
Pfizer, Inc. 15,493 381,902
Phibro Animal Health Corp.,
Class A 582 24,479
#*Praxis Precision Medicines, Inc. 592 117,666
Premier, Inc., Class A 3,054 85,878
*Prestige Consumer Healthcare,
Inc. 877 53,146
*Progyny, Inc. 302 5,650
*Protara Therapeutics, Inc. 3,715 19,244
*Puma Biotechnology, Inc. 20 102

86
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Quest Diagnostics, Inc. 1,271 $ 223,632
*QuidelOrtho Corp. 2,641 71,281
#*Recursion Pharmaceuticals,
Inc., Class A 13,023 71,887
Regeneron Pharmaceuticals, Inc. 297 193,585
*REGENXBIO, Inc. 1,300 16,601
*Replimune Group, Inc. 639 6,217
ResMed, Inc. 884 218,242
#Revvity, Inc. 1,481 138,607
*Rigel Pharmaceuticals, Inc. 700 22,106
*Roivant Sciences, Ltd. 9,048 180,870
*Sarepta Therapeutics, Inc. 4,680 112,367
*Savara, Inc. 4,900 20,335
*Seer, Inc. 6,516 14,400
Select Medical Holdings Corp. 4,308 59,580
#*Semler Scientific, Inc. 4 106
#*Sensus Healthcare, Inc. 4 13
SIGA Technologies, Inc. 2,115 17,512
*Solid Biosciences, Inc. 2,475 13,340
*Sotera Health Co. 7,047 116,980
*STAAR Surgical Co. 732 18,937
STERIS PLC 1,046 246,542
*Strata Critical Medical, Inc. 20 101
Stryker Corp. 226 80,510
*Supernus Pharmaceuticals, Inc. 7,221 398,094
*Surgery Partners, Inc. 3,498 76,711
*Syndax Pharmaceuticals, Inc. 400 5,480
*Tactile Systems Technology, Inc. 36 543
*Teladoc Health, Inc. 10,585 91,349
Teleflex, Inc. 663 82,524
*Tenet Healthcare Corp. 1,120 231,269
#*Terns Pharmaceuticals, Inc. 3,024 24,978
#*Theravance Biopharma, Inc. 16 235
Thermo Fisher Scientific, Inc. 587 333,058
*TruBridge, Inc. 12 231
#*UFP Technologies, Inc. 241 46,426
*United Therapeutics Corp. 557 248,105
UnitedHealth Group, Inc. 1,467 501,069
Universal Health Services, Inc.,
Class B 657 142,576
US Physical Therapy, Inc. 297 25,622
Utah Medical Products, Inc. 4 232
*Vanda Pharmaceuticals, Inc. 24 104
*Varex Imaging Corp. 1,475 17,243
*Vaxcyte, Inc. 1,116 50,532
#*Ventyx Biosciences, Inc. 6,665 56,852
*Vera Therapeutics, Inc. 1,862 52,993
*Veracyte, Inc. 3,532 127,435
*Vertex Pharmaceuticals, Inc. 208 88,519
Viatris, Inc. 15,304 158,549
*Vir Biotechnology, Inc. 1,381 8,231
*Viridian Therapeutics, Inc. 1,525 36,036
*Vistagen Therapeutics, Inc. 3,794 14,948
*Waters Corp. 600 209,760
*Waystar Holding Corp. 3,080 110,418
West Pharmaceutical Services,
Inc. 665 187,577
*Xencor, Inc. 305 4,487
Shares Value†
HEALTH CARE — (Continued)
Zimmer Biomet Holdings, Inc. 1,807 $ 181,712
Zoetis, Inc. 2,500 360,225
*Zymeworks, Inc. 731 13,951
TOTAL HEALTH CARE 28,395,670
INDUSTRIALS — (14.9%)
#*3D Systems Corp. 10,161 29,060
3M Co. 2,552 424,908
A.O. Smith Corp. 2,154 142,142
#AAON, Inc. 526 51,753
*AAR Corp. 1,621 136,504
#ABM Industries, Inc. 1,757 75,551
ACCO Brands Corp. 76 286
Acuity, Inc. 535 195,302
#Advanced Drainage Systems,
Inc. 1,620 226,881
Aebi Schmidt Holding AG 1,054 11,752
AECOM 1,611 216,438
*AerSale Corp. 16 119
AGCO Corp. 1,911 197,139
Air Lease Corp. 2,406 153,647
Alamo Group, Inc. 552 98,653
*Alaska Air Group, Inc. 3,417 142,591
Albany International Corp. 1,609 91,037
Alight, Inc., Class A 22,596 65,076
*Allegiant Travel Co. 495 30,779
Allegion PLC 1,008 167,096
#Allient, Inc. 537 29,363
Allison Transmission Holdings,
Inc. 1,898 156,680
*Alpha Pro Tech, Ltd. 8 36
Alta Equipment Group, Inc. 12 73
*Amentum Holdings, Inc. 1,197 26,825
*Ameresco, Inc., Class A 1,312 51,850
#*American Airlines Group, Inc. 1,839 24,146
*American Woodmark Corp. 540 34,414
AMETEK, Inc. 998 201,706
*API Group Corp. 4,154 152,950
Apogee Enterprises, Inc. 1,217 44,554
Applied Industrial Technologies,
Inc. 629 161,710
ArcBest Corp. 1,247 92,677
Arcosa, Inc. 1,088 110,976
Argan, Inc. 217 66,448
Armstrong World Industries, Inc. 833 158,628
Astec Industries, Inc. 427 19,868
*Asure Software, Inc. 16 142
*ATI, Inc. 2,992 296,118
Atkore, Inc. 1,865 129,151
Atmus Filtration Technologies,
Inc. 2,061 93,734
Automatic Data Processing, Inc. 1,648 428,974
#*Avis Budget Group, Inc. 354 48,169
AZZ, Inc. 937 93,559
Barrett Business Services, Inc. 645 26,103
#*Blue Bird Corp. 1,103 55,106
*BlueLinx Holdings, Inc. 42 2,748
*Boeing Co. (The) 379 76,187
Boise Cascade Co. 937 66,049

87
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Booz Allen Hamilton Holding
Corp. 1,333 $ 116,184
*Bowman Consulting Group, Ltd. 519 22,468
Brady Corp., Class A 1,128 85,626
*BrightView Holdings, Inc. 6,691 82,433
Brink's Co. (The) 889 98,821
Broadridge Financial Solutions,
Inc. 801 176,540
#*Builders FirstSource, Inc. 1,319 153,228
BWX Technologies, Inc. 945 201,861
*CACI International, Inc., Class A 497 279,438
#Cadre Holdings, Inc. 1,013 43,012
Carlisle Cos., Inc. 585 190,154
Carpenter Technology Corp. 514 162,373
Carrier Global Corp. 3,481 207,085
*Casella Waste Systems, Inc. 489 43,311
Caterpillar, Inc. 2,037 1,175,879
#*CBIZ, Inc. 461 25,355
*CECO Environmental Corp. 1,093 53,437
*Centuri Holdings, Inc. 2,832 57,178
CH Robinson Worldwide, Inc. 1,440 221,746
#*Chart Industries, Inc. 990 197,624
*Cimpress PLC 23 1,592
Cintas Corp. 1,168 214,059
Civeo Corp. 4 83
#*Clarivate PLC 22,754 77,364
*Clean Harbors, Inc. 566 119,149
CNH Industrial NV 19,246 201,891
Comfort Systems USA, Inc. 403 389,129
CompX International, Inc. 4 90
#Concentrix Corp. 2,667 107,507
#Concrete Pumping Holdings, Inc. 28 179
#*Construction Partners, Inc.,
Class A 312 35,677
Copa Holdings SA, Class A 935 117,071
*Copart, Inc. 2,759 118,665
*Core & Main, Inc., Class A 3,467 180,908
*Costamare Bulkers Holdings,
Ltd. 250 3,235
Costamare, Inc. 1,254 15,324
Covenant Logistics Group, Inc. 974 19,646
CRA International, Inc. 290 55,242
Crane Co. 784 148,960
CSG Systems International, Inc. 886 69,347
CSW Industrials, Inc. 425 106,428
CSX Corp. 25,127 905,075
Cummins, Inc. 1,357 593,932
Curtiss-Wright Corp. 122 72,679
*Custom Truck One Source, Inc. 5,069 29,856
Deere & Co. 916 422,853
Delta Air Lines, Inc. 8,305 476,541
Deluxe Corp. 889 16,100
*Distribution Solutions Group, Inc. 712 19,466
*DNOW, Inc. 5,040 74,088
Donaldson Co., Inc. 2,696 227,138
Douglas Dynamics, Inc. 966 29,202
Dover Corp. 1,189 215,756
*Ducommun, Inc. 379 34,773
Shares Value†
INDUSTRIALS — (Continued)
*DXP Enterprises, Inc. 510 $ 61,021
*Dycom Industries, Inc. 495 142,456
Eastern Co. (The) 8 171
Eaton Corp. PLC 440 167,886
EMCOR Group, Inc. 575 388,573
Emerson Electric Co. 2,276 317,661
Enerpac Tool Group Corp. 1,437 58,974
EnerSys 1,720 216,995
Ennis, Inc. 1,285 21,074
Enpro, Inc. 590 136,886
*Enviri Corp. 3,092 37,753
Equifax, Inc. 835 176,268
ESAB Corp. 978 114,250
ESCO Technologies, Inc. 48 10,535
Espey Mfg. & Electronics Corp. 4 150
*Everus Construction Group, Inc. 1,550 140,880
EVI Industries, Inc. 4 108
*Exlservice Holdings, Inc. 2,117 82,775
Expeditors International of
Washington, Inc. 1,849 225,393
Exponent, Inc. 359 25,421
Fastenal Co. 7,012 288,544
Federal Signal Corp. 900 106,227
FedEx Corp. 3,179 806,894
Ferguson Enterprises, Inc. 2,187 543,469
#*First Advantage Corp. 50 631
Flowserve Corp. 2,984 203,658
#*Fluence Energy, Inc. 1,002 21,042
*Fluor Corp. 3,597 175,426
Fortive Corp. 3,166 159,376
Fortune Brands Innovations, Inc. 2,578 130,962
Franklin Electric Co., Inc. 955 90,505
#*Frontier Group Holdings, Inc. 5,540 21,384
FTAI Aviation, Ltd. 953 164,774
*FTI Consulting, Inc. 829 136,793
*Fuel Tech, Inc. 199 494
*FuelCell Energy, Inc. 278 2,488
*Gates Industrial Corp. PLC 6,636 146,523
GATX Corp. 640 100,384
#Genco Shipping & Trading, Ltd. 1,686 28,729
*Gencor Industries, Inc. 12 163
*Generac Holdings, Inc. 1,029 172,893
General Dynamics Corp. 267 92,088
Genpact, Ltd. 4,106 156,644
*Gibraltar Industries, Inc. 1,335 83,291
Global Industrial Co. 310 8,810
Gorman-Rupp Co. (The) 455 20,461
Graco, Inc. 1,650 134,920
#Granite Construction, Inc. 1,117 114,950
*Great Lakes Dredge & Dock
Corp. 2,530 28,716
Greenbrier Cos., Inc. (The) 1,247 52,087
Griffon Corp. 1,222 90,440
*GXO Logistics, Inc. 2,476 139,176
*Hayward Holdings, Inc. 7,066 119,910
*Healthcare Services Group, Inc. 2,512 44,889
Heartland Express, Inc. 1,846 14,399

88
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Heidrick & Struggles International,
Inc. 496 $ 28,952
Helios Technologies, Inc. 1,184 65,546
Herc Holdings, Inc. 844 119,890
#*Hertz Global Holdings, Inc. 9,100 46,683
Hexcel Corp. 952 67,973
Hillenbrand, Inc. 8,446 266,894
*Hillman Solutions Corp. 21,880 201,734
HireQuest, Inc. 917 7,822
#HNI Corp. 2,123 86,873
Honeywell International, Inc. 2,057 414,136
Howmet Aerospace, Inc. 333 68,581
Hub Group, Inc., Class A 2,915 107,359
Hubbell, Inc. 707 332,290
*Hudson Technologies, Inc. 1,100 9,982
Huntington Ingalls Industries, Inc. 784 252,464
*Hurco Cos., Inc. 4 72
*Huron Consulting Group, Inc. 667 109,681
Hyster-Yale, Inc. 590 21,205
*IBEX Holdings, Ltd. 300 11,211
ICF International, Inc. 1,116 89,592
IDEX Corp. 718 123,108
*IES Holdings, Inc. 661 259,033
Illinois Tool Works, Inc. 1,752 427,348
Ingersoll Rand, Inc. 195 14,884
*Innovative Solutions and
Support, Inc. 16 150
Insperity, Inc. 46 2,030
Insteel Industries, Inc. 178 5,561
Interface, Inc. 1,638 40,786
ITT, Inc. 930 172,115
Jacobs Solutions, Inc. 1,387 216,108
*Janus International Group, Inc. 8,236 79,066
JB Hunt Transport Services, Inc. 1,169 197,397
JBT Marel Corp. 59 7,440
#*JetBlue Airways Corp. 15,524 65,201
Johnson Controls International
PLC 282 32,258
Kadant, Inc. 326 90,191
Karat Packaging, Inc. 927 22,267
KBR, Inc. 2,478 106,158
Kennametal, Inc. 11,393 250,076
Kforce, Inc. 477 12,068
*Kirby Corp. 944 97,685
Knight-Swift Transportation
Holdings, Inc. 3,610 162,883
Korn Ferry 1,777 114,972
*Kratos Defense & Security
Solutions, Inc. 228 20,657
*L.B. Foster Co., Class A 4 110
L3Harris Technologies, Inc. 983 284,185
Landstar System, Inc. 909 116,743
*Legalzoom.com, Inc. 3,317 33,070
Leidos Holdings, Inc. 1,707 325,132
#Lennox International, Inc. 382 192,910
*Limbach Holdings, Inc. 254 23,998
Lincoln Electric Holdings, Inc. 738 173,024
Lindsay Corp. 479 53,284
*Liquidity Services, Inc. 424 10,151
Shares Value†
INDUSTRIALS — (Continued)
Lockheed Martin Corp. 1,060 $ 521,393
LSI Industries, Inc. 1,032 23,622
Luxfer Holdings PLC 20 244
*Manitowoc Co., Inc. (The) 44 447
ManpowerGroup, Inc. 2,215 67,912
Marten Transport, Ltd. 2,117 21,699
Masco Corp. 400 25,904
*MasTec, Inc. 830 169,453
*Mastech Digital, Inc. 4 28
*Masterbrand, Inc. 6,057 76,500
*Matrix Service Co. 28 421
Matson, Inc. 478 48,254
Maximus, Inc. 1,760 146,291
*Mayville Engineering Co., Inc. 1,163 20,725
McGrath RentCorp 615 66,076
*Mercury Systems, Inc. 2,219 171,773
*Middleby Corp. (The) 1,203 149,449
MillerKnoll, Inc. 4,205 65,682
*Mistras Group, Inc. 32 305
*Montrose Environmental Group,
Inc. 1,006 26,035
Moog, Inc., Class A 360 73,746
*MRC Global, Inc. 2,201 30,704
MSA Safety, Inc. 630 98,929
MSC Industrial Direct Co., Inc. 883 74,976
Mueller Industries, Inc. 2,030 214,916
Mueller Water Products, Inc.,
Class A 3,818 97,970
*MYR Group, Inc. 254 55,296
National Presto Industries, Inc. 120 12,836
*NEXTracker, Inc., Class A 3,287 332,710
NL Industries, Inc. 24 145
Nordson Corp. 530 122,934
Norfolk Southern Corp. 2,162 612,668
Northrop Grumman Corp. 813 474,345
*NPK International, Inc. 1,126 13,850
nVent Electric PLC 1,240 141,794
*NWPX Infrastructure, Inc. 286 17,206
Old Dominion Freight Line, Inc. 1,472 206,698
*OPENLANE, Inc. 14,362 379,444
*Optex Systems Holdings, Inc. 793 13,663
*Orion Group Holdings, Inc. 36 388
Oshkosh Corp. 1,650 203,429
Otis Worldwide Corp. 638 59,181
Owens Corning 1,345 171,232
PACCAR, Inc. 3,925 386,220
Pangaea Logistics Solutions, Ltd. 40 198
Park Aerospace Corp. 16 307
Parker-Hannifin Corp. 277 214,074
*Parsons Corp. 839 69,754
Paychex, Inc. 2,789 326,397
#Paycom Software, Inc. 596 111,506
*Paylocity Holding Corp. 593 83,773
Pentair PLC 1,831 194,727
*Perma-Fix Environmental
Services, Inc. 2,248 30,775
*Perma-Pipe International
Holdings, Inc. 8 222

89
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Planet Labs PBC 25,854 $ 347,736
#*Plug Power, Inc. 17,101 46,002
#Powell Industries, Inc. 622 238,469
#*Power Solutions International,
Inc. 693 59,335
Preformed Line Products Co. 235 49,846
Primoris Services Corp. 1,703 241,009
*Proto Labs, Inc. 627 31,200
Quad/Graphics, Inc. 56 309
Quanex Building Products Corp. 151 2,146
Quanta Services, Inc. 330 148,213
*Radiant Logistics, Inc. 48 290
*RCM Technologies, Inc. 4 92
#Regal Rexnord Corp. 1,616 227,678
Republic Services, Inc. 1,324 275,710
*Resideo Technologies, Inc. 4,663 199,576
REV Group, Inc. 1,845 94,593
Robert Half, Inc. 2,948 77,208
Rockwell Automation, Inc. 792 291,741
Rollins, Inc. 1,950 112,339
RTX Corp. 3,185 568,522
Rush Enterprises, Inc., Class A 1,723 85,133
Rush Enterprises, Inc., Class B 808 42,396
#*RXO, Inc. 9 160
Ryder System, Inc. 273 46,200
*Saia, Inc. 336 98,280
Schneider National, Inc., Class B 853 18,229
Science Applications International
Corp. 1,083 101,488
Sensata Technologies Holding
PLC 4,265 135,755
*SES AI Corp. 1,369 3,231
*Shoals Technologies Group, Inc.,
Class A 7,990 83,975
Simpson Manufacturing Co., Inc. 643 113,489
*SiteOne Landscape Supply, Inc. 589 76,435
*Skillsoft Corp. 207 2,718
*SkyWest, Inc. 1,554 156,146
Snap-on, Inc. 641 215,088
*Southland Holdings, Inc. 8 36
Southwest Airlines Co. 6,911 209,403
*SPX Technologies, Inc. 860 192,545
SS&C Technologies Holdings,
Inc. 2,803 238,031
#Standex International Corp. 207 48,279
Stanley Black & Decker, Inc. 1,863 126,162
Steelcase, Inc., Class A 8,129 129,739
*Sterling Infrastructure, Inc. 730 275,867
*Sun Country Airlines Holdings,
Inc. 2,202 27,041
*Sunrun, Inc. 10,123 210,153
*TaskUS, Inc., Class A 16 213
*Taylor Devices, Inc. 304 13,914
*Team, Inc. 105 1,627
#Tecnoglass, Inc. 1,345 80,202
Tennant Co. 1,136 90,880
Terex Corp. 2,413 111,046
Tetra Tech, Inc. 4,653 148,803
Textron, Inc. 2,245 181,418
Shares Value†
INDUSTRIALS — (Continued)
*Thermon Group Holdings, Inc. 813 $ 23,357
*TIC Solutions, Inc. 5,520 66,958
Timken Co. (The) 1,296 101,749
*Titan International, Inc. 1,488 11,234
*Titan Machinery, Inc. 20 328
Toro Co. (The) 2,279 170,310
Trane Technologies PLC 738 331,104
#*Transcat, Inc. 135 9,808
TransUnion 2,189 177,703
*Trex Co., Inc. 1,429 69,049
TriNet Group, Inc. 635 38,100
Trinity Industries, Inc. 2,723 74,529
*TrueBlue, Inc. 2,204 10,447
#*TTEC Holdings, Inc. 24 84
*Tutor Perini Corp. 3,008 202,619
UFP Industries, Inc. 1,269 116,913
U-Haul Holding Co. 1,871 90,725
*U-Haul Holding Co. 311 16,533
#UL Solutions, Inc., Class A 651 50,693
*Ultralife Corp. 1,788 12,570
UniFirst Corp. 462 71,310
Union Pacific Corp. 2,637 581,116
*United Airlines Holdings, Inc. 4,853 456,376
United Parcel Service, Inc., Class
B 4,131 398,311
United Rentals, Inc. 914 796,259
*Upwork, Inc. 3,656 58,277
*V2X, Inc. 1,973 112,639
Valmont Industries, Inc. 312 128,990
Veralto Corp. 1,954 192,821
Verisk Analytics, Inc. 1,166 255,074
*Verra Mobility Corp. 3,471 80,562
Vertiv Holdings Co., Class A 2,795 539,044
Virco Mfg. Corp. 674 4,934
*VirTra, Inc. 1,934 11,759
VSE Corp. 856 154,662
Wabash National Corp. 48 385
Waste Management, Inc. 1,405 280,677
#Watsco, Inc. 252 92,739
Watts Water Technologies, Inc.,
Class A 396 107,950
Werner Enterprises, Inc. 3,343 87,587
WESCO International, Inc. 1,487 385,921
Westinghouse Air Brake
Technologies Corp. 723 147,810
*Willdan Group, Inc. 4 378
Willis Lease Finance Corp. 313 40,183
#WillScot Holdings Corp. 3,005 65,359
Woodward, Inc. 566 148,354
Worthington Enterprises, Inc. 483 27,091
WW Grainger, Inc. 323 316,217
#*XPO, Inc. 1,623 233,501
Xylem, Inc. 16 2,414
#Zurn Elkay Water Solutions
Corp. 2,598 122,392
TOTAL INDUSTRIALS 46,748,002
INFORMATION TECHNOLOGY — (21.9%)
*8x8, Inc. 6,570 12,089

90
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
A10 Networks, Inc. 3,511 $ 62,636
Accenture PLC, Class A 1,514 378,651
*ACI Worldwide, Inc. 1,695 80,733
Adeia, Inc. 3,491 59,487
*Adobe, Inc. 1,130 384,550
#*ADTRAN Holdings, Inc. 16 167
#*Aeva Technologies, Inc. 4 65
*Akamai Technologies, Inc. 1,271 95,452
*Alarm.com Holdings, Inc. 446 21,952
*Alpha & Omega Semiconductor,
Ltd. 969 27,190
Amdocs, Ltd. 2,538 213,852
Amkor Technology, Inc. 4,584 147,971
Amphenol Corp., Class A 1,569 218,624
*Amtech Systems, Inc. 8 63
Analog Devices, Inc. 20 4,683
Apple, Inc. 48,405 13,087,260
Applied Materials, Inc. 1,758 409,790
*AppLovin Corp., Class A 879 560,213
*Arrow Electronics, Inc. 882 98,387
*ASGN, Inc. 1,576 70,542
*Autodesk, Inc. 1,661 500,526
*Aviat Networks, Inc. 920 22,963
Avnet, Inc. 2,409 116,716
*Axcelis Technologies, Inc. 1,362 108,361
Badger Meter, Inc. 122 22,015
Bel Fuse, Inc., Class A 121 16,544
Bel Fuse, Inc., Class B 212 32,646
Belden, Inc. 877 106,862
Benchmark Electronics, Inc. 833 36,502
#*BILL Holdings, Inc. 1,853 92,020
*BK Technologies Corp. 199 14,867
*Blackbaud, Inc. 1,069 68,459
*Box, Inc., Class A 578 18,548
#*C3.ai, Inc., Class A 3,167 55,676
#*CCC Intelligent Solutions
Holdings, Inc. 8,664 75,550
CDW Corp. 1,658 264,235
*Cerence, Inc. 412 4,421
*CEVA, Inc. 600 16,326
#*Cipher Mining, Inc. 12,087 225,423
*Cirrus Logic, Inc. 860 114,079
Cisco Systems, Inc. 8,232 601,841
#*Cleanspark, Inc. 3,589 63,884
Clear Secure, Inc., Class A 1,807 55,059
*Clearfield, Inc. 483 17,050
Climb Global Solutions, Inc. 91 10,108
*Coda Octopus Group, Inc. 4 41
Cognizant Technology Solutions
Corp., Class A 3,761 274,102
*Coherent Corp. 1,083 142,913
*Cohu, Inc. 741 17,628
*Consensus Cloud Solutions, Inc. 8 235
Corning, Inc. 5,059 450,656
*Corsair Gaming, Inc. 3,675 29,951
#Crane NXT Co. 1,796 113,597
*Crexendo, Inc. 8 52
*CS Disco, Inc. 20 126
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
CSP, Inc. 4 $ 53
CTS Corp. 470 19,510
*CVD Equipment Corp. 8 31
#*Daily Journal Corp. 56 22,682
*Daktronics, Inc. 749 14,074
Dell Technologies, Inc., Class C 14 2,268
*Diebold Nixdorf, Inc. 1,004 59,387
*Digi International, Inc. 616 22,595
*Digital Turbine, Inc. 1,212 7,563
#*DigitalOcean Holdings, Inc. 998 40,579
*Diodes, Inc. 1,647 87,884
Dolby Laboratories, Inc., Class A 1,065 70,631
*Dropbox, Inc., Class A 32 928
*DXC Technology Co. 4,624 65,661
#*Eastman Kodak Co. 20 127
*eGain Corp. 1,929 27,816
#*Enphase Energy, Inc. 2,382 72,675
#Entegris, Inc. 1,033 94,592
*EPAM Systems, Inc. 1,091 178,422
ePlus, Inc. 1,302 95,254
*Everspin Technologies, Inc. 4 42
*F5, Inc. 486 122,982
*Fabrinet 660 290,776
*Fastly, Inc., Class A 2,121 17,583
*First Solar, Inc. 1,466 391,334
#*Five9, Inc. 2,656 64,488
*Flex, Ltd. 3,594 224,697
*FormFactor, Inc. 1,745 95,888
*Fortinet, Inc. 6,442 556,782
*Franklin Wireless Corp. 8 41
#*Frequency Electronics, Inc. 783 28,752
*Freshworks, Inc., Class A 303 3,363
*Gartner, Inc. 308 76,489
Gen Digital, Inc. 7,821 206,162
#*GLOBALFOUNDRIES, Inc. 1,307 46,529
#*Globant SA 1,086 66,876
*GoDaddy, Inc., Class A 836 111,297
*Harmonic, Inc. 11,733 125,543
Hewlett Packard Enterprise Co. 14,033 342,686
HP, Inc. 4,611 127,586
#*I3 Verticals, Inc., Class A 386 11,869
*Identiv, Inc. 4 16
#*indie Semiconductor, Inc.,
Class A 1,184 6,370
*Informatica, Inc., Class A 3,828 95,202
Information Services Group, Inc. 16 88
*Insight Enterprises, Inc. 759 75,900
*Intel Corp. 5,444 217,706
#InterDigital, Inc. 556 201,250
International Business Machines
Corp. 4,066 1,249,929
*inTEST Corp. 12 102
*IPG Photonics Corp. 1,147 97,633
*Itron, Inc. 689 69,127
Jabil, Inc. 1,447 319,628
*Jamf Holding Corp. 7,802 100,256
*Keysight Technologies, Inc. 582 106,483
*Kimball Electronics, Inc. 470 13,665

91
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
KLA Corp. 526 $ 635,797
*Knowles Corp. 1,901 44,883
Kulicke & Soffa Industries, Inc. 1,433 57,220
*KVH Industries, Inc. 12 72
*Kyndryl Holdings, Inc. 5,434 157,151
Lam Research Corp. 3,283 516,941
*Lantronix, Inc. 4,482 22,096
*LGL Group, Inc. (The) 4 24
Littelfuse, Inc. 376 91,485
*LiveRamp Holdings, Inc. 1,844 50,415
*Lumentum Holdings, Inc. 42 8,465
*Manhattan Associates, Inc. 440 80,111
Marvell Technology, Inc. 36 3,375
*MaxLinear, Inc. 1,919 29,073
Methode Electronics, Inc. 1,198 8,063
Microchip Technology, Inc. 2,368 147,811
Micron Technology, Inc. 2,539 568,152
Microsoft Corp. 25,186 13,041,563
*Mirion Technologies, Inc. 6,046 177,571
*Mitek Systems, Inc. 28 258
MKS, Inc. 1,381 198,463
Motorola Solutions, Inc. 1,262 513,268
*M-Tron Industries, Inc., Class M 300 16,536
*N-able, Inc. 12,896 100,976
Napco Security Technologies, Inc. 2,061 90,993
#*Navitas Semiconductor Corp. 104 1,400
#*nCino, Inc. 2,488 66,380
*NCR Voyix Corp. 4,372 49,884
NetApp, Inc. 2,753 324,248
*NETGEAR, Inc. 1,004 34,859
*NetScout Systems, Inc. 1,793 49,845
*Novanta, Inc. 923 117,230
*Nutanix, Inc., Class A 459 32,699
NVE Corp. 4 276
NVIDIA Corp. 78,974 15,991,445
NXP Semiconductors NV 2,596 542,876
*Okta, Inc. 1,067 97,662
*ON Semiconductor Corp. 4,544 227,563
*ON24, Inc. 8 44
OneSpan, Inc. 1,369 15,607
*Onto Innovation, Inc. 423 57,088
*Optical Cable Corp. 4 31
Oracle Corp. 5,558 1,459,586
*OSI Systems, Inc. 441 122,801
*Ouster, Inc. 8 267
#*PAR Technology Corp. 1,736 61,350
PC Connection, Inc. 3,500 213,395
#Pegasystems, Inc. 568 36,153
#*Penguin Solutions, Inc. 2,466 54,918
*Photronics, Inc. 2,763 66,036
*Plexus Corp. 574 80,303
Power Integrations, Inc. 245 10,263
#*Powerfleet, Inc. 2,293 11,694
*Progress Software Corp. 1,690 72,062
*PTC, Inc. 1,055 209,460
*Qorvo, Inc. 2,141 203,224
QUALCOMM, Inc. 4,559 824,723
*Qualys, Inc. 555 68,409
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Ralliant Corp. 482 $ 21,169
*Rambus, Inc. 1,837 188,917
*Rapid7, Inc. 84 1,555
Red Violet, Inc. 235 12,603
*RF Industries, Ltd. 8 63
*Ribbon Communications, Inc. 4,049 13,605
Richardson Electronics, Ltd. 12 129
*RingCentral, Inc., Class A 12 361
*Riot Platforms, Inc. 6,350 125,603
*Rogers Corp. 340 29,764
Roper Technologies, Inc. 129 57,553
Salesforce, Inc. 1,236 321,867
*Sandisk Corp. 929 185,178
*Sanmina Corp. 1,192 163,364
Sapiens International Corp. NV 1,482 63,800
*ScanSource, Inc. 742 31,835
Seagate Technology Holdings
PLC 4 1,024
*SentinelOne, Inc., Class A 95 1,696
Skyworks Solutions, Inc. 2,007 155,984
*SolarEdge Technologies, Inc. 1,642 57,618
*SoundThinking, Inc. 4 37
*Super Micro Computer, Inc. 3,943 204,878
*Synaptics, Inc. 1,364 96,762
*Synchronoss Technologies, Inc. 1,761 9,236
TD SYNNEX Corp. 775 121,280
TE Connectivity PLC 1,617 399,415
*Teledyne Technologies, Inc. 324 170,690
*Telos Corp. 24 165
*Teradata Corp. 1,788 37,280
Teradyne, Inc. 1,385 251,738
Texas Instruments, Inc. 2,338 377,493
*TransAct Technologies, Inc. 8 38
*Trimble, Inc. 224 17,864
*TTM Technologies, Inc. 3,464 232,781
*Turtle Beach Corp. 756 12,776
*Twilio, Inc., Class A 1,302 175,614
*Ultra Clean Holdings, Inc. 628 17,213
*Unity Software, Inc. 2,598 98,464
Universal Display Corp. 380 55,966
*Veeco Instruments, Inc. 4,712 135,470
*Verint Systems, Inc. 1,661 33,685
VeriSign, Inc. 102 24,460
*Viasat, Inc. 4,357 173,496
Vishay Intertechnology, Inc. 4,864 82,591
*Vishay Precision Group, Inc. 12 449
Vontier Corp. 3,373 129,860
Western Digital Corp. 2,813 422,541
#Xerox Holdings Corp. 1,001 3,323
*Yext, Inc. 8 68
*Zebra Technologies Corp. 572 154,011
*Zoom Communications, Inc. 2,025 176,641
TOTAL INFORMATION
TECHNOLOGY 68,686,707
MATERIALS — (3.8%)
AdvanSix, Inc. 20 372
Air Products and Chemicals, Inc. 1,059 256,903
#Albemarle Corp. 2,354 231,233

92
Dimensional US Vector Equity ETF
continued
Shares Value†
MATERIALS — (Continued)
Alcoa Corp. 6,396 $ 235,309
*Alpha Metallurgical Resources,
Inc. 626 108,461
Amcor PLC 26,132 206,443
*American Vanguard Corp. 28 125
AptarGroup, Inc. 1,341 155,569
Ardagh Metal Packaging SA 2,768 9,882
*Arq, Inc. 2,753 18,280
*Ascent Industries Co. 12 146
Ashland, Inc. 2,040 99,756
*Aspen Aerogels, Inc. 2,601 21,172
Avery Dennison Corp. 1,238 216,514
Avient Corp. 2,711 86,942
*Axalta Coating Systems, Ltd. 5,870 167,119
Balchem Corp. 28 4,295
Ball Corp. 1,778 83,566
Cabot Corp. 1,229 82,933
Caledonia Mining Corp. PLC 479 13,469
Celanese Corp. 1,407 54,085
*Century Aluminum Co. 3,335 98,783
CF Industries Holdings, Inc. 2,251 187,486
#Chemours Co. (The) 4,707 63,027
*Clearwater Paper Corp. 20 353
*Cleveland-Cliffs, Inc. 14,574 181,155
*Coeur Mining, Inc. 3,451 59,254
Commercial Metals Co. 1,752 103,999
*Compass Minerals International,
Inc. 307 5,323
*Core Molding Technologies, Inc. 481 8,615
Corteva, Inc. 3,654 224,502
CRH PLC 2,079 247,609
Crown Holdings, Inc. 1,932 187,752
*Dakota Gold Corp. 32 131
Dow, Inc. 3,909 93,230
DuPont de Nemours, Inc. 2,044 166,893
Eagle Materials, Inc. 826 175,376
Eastman Chemical Co. 2,173 129,337
Ecolab, Inc. 546 139,994
*Ecovyst, Inc. 2,213 18,124
#Element Solutions, Inc. 3,299 88,149
*Elevra Lithium, Ltd., ADR 1 28
Flexible Solutions International,
Inc. 4 36
#*Flotek Industries, Inc. 4 69
FMC Corp. 2,809 42,613
Freeport-McMoRan, Inc. 12,731 530,883
Friedman Industries, Inc. 8 170
#Graphic Packaging Holding Co. 3,781 60,458
Greif, Inc., Class A 923 52,509
Greif, Inc., Class B 198 11,672
Hawkins, Inc. 615 87,238
HB Fuller Co. 2,264 129,886
Hecla Mining Co. 20,717 266,628
Huntsman Corp. 8,336 69,022
#*Ingevity Corp. 1,045 56,137
Innospec, Inc. 1,093 80,423
International Flavors &
Fragrances, Inc. 1,117 70,337
Shares Value†
MATERIALS — (Continued)
#International Paper Co. 4,440 $ 171,562
*Intrepid Potash, Inc. 12 320
Kaiser Aluminum Corp. 1,103 99,855
*Knife River Corp. 1,815 109,735
Koppers Holdings, Inc. 28 790
Linde PLC 1,170 489,411
Louisiana-Pacific Corp. 1,466 127,703
*LSB Industries, Inc. 20 169
LyondellBasell Industries NV,
Class A 2,273 105,513
Martin Marietta Materials, Inc. 244 149,596
Materion Corp. 1,111 127,354
*McEwen, Inc. 2,075 38,035
*Metallus, Inc. 40 704
Minerals Technologies, Inc. 1,260 71,505
Mosaic Co. (The) 4,857 133,325
*MP Materials Corp. 36 2,271
Myers Industries, Inc. 786 13,621
NewMarket Corp. 188 144,365
Newmont Corp. 9,920 803,222
Nexa Resources SA 28 163
Nucor Corp. 1,526 228,976
*O-I Glass, Inc. 7,457 84,190
Olin Corp. 4,549 94,164
Olympic Steel, Inc. 12 444
Packaging Corp. of America 1,252 245,092
*Perimeter Solutions, Inc. 4,638 109,039
PPG Industries, Inc. 2,418 236,359
Quaker Chemical Corp. 759 105,418
*Ramaco Resources, Inc., Class
A 28 850
*Ranpak Holdings Corp. 2,000 10,600
*Rayonier Advanced Materials,
Inc. 2,578 17,917
Reliance, Inc. 538 151,947
Royal Gold, Inc. 462 80,753
RPM International, Inc. 1,588 173,537
Ryerson Holding Corp. 1,024 22,589
Scotts Miracle-Gro Co. (The) 92 4,924
Sealed Air Corp. 3,013 100,966
Sensient Technologies Corp. 1,251 117,957
Sherwin-Williams Co. (The) 1,057 364,602
Silgan Holdings, Inc. 2,491 96,202
*Smith-Midland Corp. 43 1,568
Smurfit WestRock PLC 4,115 151,926
#*Solstice Advanced Materials,
Inc. 510 22,974
Sonoco Products Co. 2,755 111,770
Southern Copper Corp. 264 36,643
Steel Dynamics, Inc. 1,728 270,950
Stepan Co. 1,450 62,857
SunCoke Energy, Inc. 3,433 27,498
Sylvamo Corp. 1,201 48,761
*Tredegar Corp. 8 55
TriMas Corp. 1,812 64,380
Tronox Holdings PLC 4,551 15,928
United States Lime & Minerals,
Inc. 547 64,119
Vulcan Materials Co. 593 171,673

93
Dimensional US Vector Equity ETF
continued
Shares Value†
MATERIALS — (Continued)
#Warrior Met Coal, Inc. 1,201 $ 81,476
#Westlake Corp. 2,142 147,391
Worthington Steel, Inc. 2,623 83,910
TOTAL MATERIALS 11,889,399
REAL ESTATE — (0.4%)
*AMREP Corp. 4 86
*Anywhere Real Estate, Inc. 4,187 42,079
*CBRE Group, Inc., Class A 1,647 251,052
*Compass, Inc., Class A 514 3,963
*Comstock Holding Cos., Inc. 4 54
*Cushman & Wakefield PLC 7,049 110,669
*Douglas Elliman, Inc. 5,875 14,511
*Five Point Holdings LLC, Class A 8 47
*Forestar Group, Inc. 4,527 117,747
*FRP Holdings, Inc. 20 474
#*Howard Hughes Holdings, Inc. 1,312 104,015
*Jones Lang LaSalle, Inc. 752 229,428
Kennedy-Wilson Holdings, Inc. 8,261 62,453
Marcus & Millichap, Inc. 1,318 38,499
Newmark Group, Inc., Class A 4,979 88,776
#*Opendoor Technologies, Inc. 818 6,356
*RE/MAX Holdings, Inc. 506 4,013
*Tejon Ranch Co. 72 1,139
*Zillow Group, Inc., Class C 92 6,898
TOTAL REAL ESTATE 1,082,259
UTILITIES — (0.5%)
Genie Energy, Ltd., Class B 189 2,844
*Hallador Energy Co. 1,496 32,358
MDU Resources Group, Inc. 5,165 99,065
Shares Value†
UTILITIES — (Continued)
New Jersey Resources Corp. 2,909 $ 128,869
Northwest Natural Holding Co. 835 38,018
NRG Energy, Inc. 1,908 327,909
Ormat Technologies, Inc. 1,906 202,741
TXNM Energy, Inc. 20 1,136
Vistra Corp. 3,957 745,103
TOTAL UTILITIES 1,578,043
TOTAL COMMON STOCKS 299,834,675
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 5,847 3,099
HEALTH CARE — (0.0%)
*<89bio, Inc. CVR 3,500 1,190
*<Verve Therapeutics, Inc. CVR 16 10
TOTAL HEALTH CARE 1,200
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 4 19
TOTAL RIGHTS/WARRANTS 4,318
TOTAL INVESTMENT SECURITIES — (95.5%)
(Cost $261,435,300) 299,838,993
SECURITIES LENDING COLLATERAL — (4.5%)
@§The DFA Short Term
Investment Fund 1,231,076 14,239,860
TOTAL INVESTMENTS — ( 100.0% )
(Cost $275,675,160) $ 314,078,853
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 23,986,196 $ — $ — $ 23,986,196
Consumer Discretionary ................ 32,512,465 — — 32,512,465
Consumer Staples .................... 16,895,924 — — 16,895,924
Energy ............................. 16,780,989 — — 16,780,989
Financials ........................... 51,279,021 — — 51,279,021
Health Care ......................... 28,395,670 — — 28,395,670
Industrials ........................... 46,748,002 — — 46,748,002
Information Technology ................ 68,686,707 — — 68,686,707
Materials ........................... 11,889,399 — — 11,889,399
Real Estate .......................... 1,082,259 — — 1,082,259
Utilities ............................. 1,578,043 — — 1,578,043
Rights/Warrants
Financials ........................... — 3,099 — 3,099
Health Care ......................... — — 1,200 1,200

94
Dimensional US Vector Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Information Technology ................ $ 19 $ — $ — $ 19
Securities Lending Collateral .............. — 14,239,860 — 14,239,860
Total Investments ....................... $299,834,694 $14,242,959 $1,200> $314,078,853
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

95
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
4
Shares Value†
COMMON STOCKS — (95.2%)
REAL ESTATE — (95.2%)
Acadia Realty Trust 147,297 $ 2,808,954
#Agree Realty Corp. 125,491 9,162,098
Alexander & Baldwin, Inc. 81,397 1,299,910
Alexander's, Inc. 2,547 562,709
Alexandria Real Estate Equities,
Inc. 174,782 10,175,808
Alpine Income Property Trust, Inc. 12,723 186,774
American Assets Trust, Inc.,
Class A 55,351 1,057,758
American Healthcare REIT, Inc. 188,897 8,560,812
American Homes 4 Rent, Class A 373,283 11,795,743
American Tower Corp. 401,899 71,931,883
Americold Realty Trust, Inc. 303,184 3,908,042
Apartment Investment and
Management Co. 151,227 804,528
#Apple Hospitality REIT, Inc. 254,852 2,851,794
AvalonBay Communities, Inc. 160,670 27,943,726
Bluerock Homes Trust, Inc. 7 69
Braemar Hotels & Resorts, Inc. 57,309 146,138
#Brandywine Realty Trust 140,110 480,577
Brixmor Property Group, Inc. 342,752 8,966,392
Broadstone Net Lease, Inc. 212,428 3,806,710
BRT Apartments Corp. 10,564 155,396
#BXP, Inc. 169,323 12,054,104
Camden Property Trust 119,874 11,925,066
CareTrust REIT, Inc. 247,252 8,567,282
CBL & Associates Properties, Inc. 16,647 492,252
Centerspace 18,393 1,089,785
Chatham Lodging Trust 29,892 191,309
City Office REIT, Inc. 22,252 153,539
Clipper Realty, Inc. 6,194 24,095
Community Healthcare Trust, Inc. 31,052 455,222
COPT Defense Properties 127,921 3,603,535
Cousins Properties, Inc. 189,251 4,907,278
Crown Castle, Inc. 494,502 44,613,970
CTO Realty Growth, Inc. 34,775 580,047
CubeSmart 255,523 9,625,551
#Curbline Properties Corp. 106,109 2,446,874
DiamondRock Hospitality Co. 230,001 1,798,608
Digital Realty Trust, Inc. 367,144 62,565,009
Diversified Healthcare Trust 185,124 788,628
#Douglas Emmett, Inc. 189,227 2,448,597
Easterly Government Properties,
Inc. 48,290 1,044,030
EastGroup Properties, Inc. 59,851 10,445,795
Elme Communities 98,701 1,623,631
Empire State Realty Trust, Inc. 161,013 1,189,886
EPR Properties 85,139 4,173,514
Equinix, Inc. 79,667 67,399,079
Equity LifeStyle Properties, Inc. 209,038 12,761,770
Equity Residential 408,561 24,284,866
Essential Properties Realty Trust,
Inc. 224,469 6,707,134
Shares Value†
REAL ESTATE — (Continued)
Essex Property Trust, Inc. 72,251 $ 18,190,634
Extra Space Storage, Inc., Class
B 239,862 32,031,172
Federal Realty Investment Trust 92,902 8,936,243
First Industrial Realty Trust, Inc. 148,392 8,203,110
Four Corners Property Trust, Inc. 117,018 2,766,306
Gaming and Leisure Properties,
Inc. 320,796 14,326,749
#Getty Realty Corp. 59,464 1,631,098
#Gladstone Commercial Corp. 51,879 592,977
#Global Medical REIT, Inc. 13,573 416,691
#Global Net Lease, Inc. 223,282 1,701,409
Global Self Storage, Inc. 4,668 23,107
Healthcare Realty Trust, Inc. 378,793 6,712,212
Healthpeak Properties, Inc. 789,241 14,166,876
#Highwoods Properties, Inc. 121,111 3,467,408
Host Hotels & Resorts, Inc. 774,180 12,402,364
#*Hudson Pacific Properties, Inc. 431,753 1,053,477
#Independence Realty Trust, Inc. 265,088 4,222,852
Industrial Logistics Properties
Trust 58,382 308,257
Innovative Industrial Properties,
Inc. 31,454 1,577,418
InvenTrust Properties Corp. 86,153 2,360,592
Invitation Homes, Inc. 657,565 18,510,455
Iron Mountain, Inc. 333,815 34,366,254
#JBG SMITH Properties 68,539 1,335,825
#Kilroy Realty Corp. 126,080 5,326,880
Kimco Realty Corp. 766,735 15,840,745
Kite Realty Group Trust 246,998 5,468,536
#Lamar Advertising Co., Class A 98,180 11,643,166
#Lineage, Inc. 16,381 645,411
LTC Properties, Inc.. 51,918 1,821,283
LXP Industrial Trust 335,251 3,181,532
#Macerich Co. (The) 282,690 4,848,134
#Medical Properties Trust, Inc. 578,874 2,992,779
Mid-America Apartment
Communities, Inc. 131,843 16,906,228
Modiv Industrial, Inc. 7,941 114,509
National Health Investors, Inc. 53,175 3,962,069
#National Storage Affiliates Trust 81,369 2,367,024
NET Lease Office Properties 15,224 446,824
#NETSTREIT Corp. 107,443 2,000,589
NexPoint Residential Trust, Inc. 24,657 756,230
NNN REIT, Inc. 211,337 8,550,695
Omega Healthcare Investors, Inc. 330,490 13,890,495
One Liberty Properties, Inc. 18,634 374,357
Orion Properties, Inc. 43,966 108,596
Outfront Media, Inc. 160,796 2,844,481
*Paramount Group, Inc. 205,459 1,343,702
Park Hotels & Resorts, Inc. 225,181 2,317,113
Peakstone Realty Trust 39,830 538,103
#Pebblebrook Hotel Trust 135,386 1,416,138
Phillips Edison & Co., Inc. 141,510 4,788,698

96
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value†
REAL ESTATE — (Continued)
Piedmont Realty Trust, Inc., Class
A 137,257 $ 1,106,291
Plymouth Industrial REIT, Inc.,
Class A 45,786 1,007,292
Postal Realty Trust, Inc., Class A 24,514 363,052
Prologis, Inc. 787,770 97,754,379
Public Storage 179,379 49,967,814
Realty Income Corp. 1,040,857 60,348,889
Regency Centers Corp. 194,313 13,397,881
#Rexford Industrial Realty, Inc. 265,571 10,973,394
#RLJ Lodging Trust 73,238 498,018
#Ryman Hospitality Properties,
Inc. 67,884 5,899,798
#Sabra Health Care REIT, Inc. 271,696 4,841,623
Saul Centers, Inc. 14,180 419,870
SBA Communications Corp. 121,915 23,344,284
Service Properties Trust 163,303 349,468
#Sila Realty Trust, Inc. 62,162 1,473,239
Simon Property Group, Inc. 350,726 61,643,602
SITE Centers Corp. 52,963 388,219
#SL Green Realty Corp., Class U 80,308 4,123,816
STAG Industrial, Inc. 209,723 8,026,099
Strawberry Fields REIT, Inc. 6,025 70,071
Summit Hotel Properties, Inc. 117,557 604,243
Sun Communities, Inc. 140,655 17,806,923
Sunstone Hotel Investors, Inc. 203,794 1,803,577
Shares Value†
REAL ESTATE — (Continued)
Tanger, Inc. 127,677 $ 4,157,163
#Terreno Realty Corp. 115,551 6,601,429
UDR, Inc. 354,467 11,941,993
UMH Properties, Inc. 88,976 1,293,711
*Uniti Group, Inc. 217,350 1,251,936
Universal Health Realty Income
Trust 14,233 543,985
Urban Edge Properties 139,870 2,689,700
Ventas, Inc. 513,352 37,880,244
Veris Residential, Inc. 93,937 1,348,935
VICI Properties, Inc. 1,203,626 36,096,744
#Vornado Realty Trust 183,184 6,950,001
W.P. Carey, Inc. 246,443 16,265,238
Welltower, Inc. 574,699 104,043,507
Whitestone REIT 46,062 577,617
Xenia Hotels & Resorts, Inc. 109,145 1,342,484
TOTAL REAL ESTATE 1,367,560,609
TOTAL COMMON STOCKS 1,367,560,609
TOTAL INVESTMENT SECURITIES — (95.2%)
(Cost $1,312,281,074) 1,367,560,609
SECURITIES LENDING COLLATERAL — (4.8%)
@§The DFA Short Term
Investment Fund 5,960,124 68,940,760
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,381,221,834) $ 1,436,501,369
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .......................... $ 1,367,560,609 $ — $ — $ 1,367,560,609
Securities Lending Collateral .............. — 68,940,760 — 68,940,760
Total Investments ....................... $1,367,560,609 $68,940,760 $— $1,436,501,369
See accompanying Notes to Financial Statements.

97
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Core Equity
Market ETF
Dimensional
US Core Equity
1 ETF
Dimensional
US High
Profitability ETF
Assets:
Investment Securities at Value (including $209,515, $63,280 and $82,476 of securities on loan, respectively) ............................. $ 9,949,305 $ 2,252,900 $ 9,964,371
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$210,173, $63,542 and $82,812, respectively) (Note G) ............ 210,173 63,542 82,812
Cash ...................................................... 58,239 2,695 12,186
Receivables:
Dividends and Interest ....................................... 4,547 1,126 7,271
Cash Collateral for ETF Capital Activity ......................... — — —
Total Assets ........................................... 10,222,264 2,320,263 10,066,640
Liabilities:
Payables:
Investment Securities Purchased .............................. 40,897 — —
Fund Shares Redeemed ..................................... — — 8
Upon Return of Securities Loaned ............................. 210,173 63,542 82,812
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 982 186 1,595
Administration and Accounting ................................ — 25 129
Collateral for ETF Capital Activity .............................. — — —
Custodian ................................................. — 5 13
Trustee ................................................... — 5 32
Other Expenses ............................................ 22 135 268
Total Liabilities ......................................... 252,074 63,898 84,857
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 9,970,190 $ 2,256,365 $ 9,981,783
Shares Outstanding, No Par Value ............................... 213,800,000 30,975,000 263,000,000
Net Asset Value, Offering and Redemption price per share ............ $ 46.63 $ 72.84 $ 37.95
Investment Securities at Cost ................................... $ 6,934,408 $ 1,865,500 $ 8,090,080
Net Assets Consist of:
Paid-In Capital ............................................... $ 7,231,563 $ 1,917,882 $ 8,298,396
Total Distributable Earnings (Loss) ............................... 2,738,627 338,483 1,683,387
Net Assets ................................................. $ 9,970,190 $ 2,256,365 $ 9,981,783

98
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Value ETF
Dimensional
US Small Cap
Value ETF
Dimensional
US Large Cap
Vector ETF
Assets:
Investment Securities at Value (including $44,505, $307,449 and $2,391 of securities on loan, respectively) ............................... $ 4,429,081 $ 5,460,595 $ 415,781
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$43,745, $288,405 and $2,446, respectively) (Note G) ............. 43,745 288,405 2,446
Cash ...................................................... 6,326 5,569 401
Receivables:
Investment Securities Sold ................................... 1,790 334 —
Dividends and Interest ....................................... 3,649 2,115 337
Capital Shares Issued ....................................... 293 105 —
Total Assets ........................................... 4,484,884 5,757,123 418,965
Liabilities:
Payables:
Investment Securities Purchased .............................. 4,437 3,322 101
Upon Return of Securities Loaned ............................. 43,745 288,405 2,446
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 701 1,290 52
Administration and Accounting ................................ 71 77 3
Custodian ................................................. 6 11 1
Trustee ................................................... 9 18 1
Other Expenses ............................................ 193 179 13
Total Liabilities ......................................... 49,162 293,302 2,617
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 4,435,722 $ 5,463,821 $ 416,348
Shares Outstanding, No Par Value ............................... 135,150,000 174,100,000 5,700,000
Net Asset Value, Offering and Redemption price per share ............ $ 32.82 $ 31.38 $ 73.04
Investment Securities at Cost ................................... $ 3,990,946 $ 5,187,848 $ 359,208
Net Assets Consist of:
Paid-In Capital ............................................... $ 4,106,353 $ 5,373,571 $ 367,846
Total Distributable Earnings (Loss) ............................... 329,369 90,250 48,502
Net Assets ................................................. $ 4,435,722 $ 5,463,821 $ 416,348

99
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional US
Vector Equity
ETF
Dimensional US
Real Estate ETF
Assets:
Investment Securities at Value (including $14,088 and $67,703 of securities on loan, respectively) ............................................................ $ 299,839 $ 1,367,561
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $14,240 and
$68,941, respectively) (Note G) ............................................. 14,240 68,941
Cash .................................................................... 439 5,407
Receivables:
Dividends and Interest ..................................................... 139 652
Capital Shares Issued ..................................................... 56 —
Total Assets ......................................................... 314,713 1,442,561
Liabilities:
Payables:
Investment Securities Purchased ............................................ 140 1,236
Upon Return of Securities Loaned ........................................... 14,240 68,941
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 37 182
Administration and Accounting .............................................. 12 30
Custodian ............................................................... 1 2
Trustee ................................................................. 2 6
Other Expenses .......................................................... 30 4 3
Total Liabilities ....................................................... 14,462 70,4 40
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 300,251 $ 1,372,121
Shares Outstanding, No Par Value ............................................. 5,125,000 58,950,000
Net Asset Value, Offering and Redemption price per share .......................... $ 58.59 $ 23.28
Investment Securities at Cost ................................................. $ 261,435 $ 1,312,281
Net Assets Consist of:
Paid-In Capital ............................................................. $ 266,039 $ 1,352,917
Total Distributable Earnings (Loss) ............................................. 34,212 19,204
Net Assets ............................................................... $ 300,251 $ 1,372,121

100
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Core
Equity Market
ETF
Dimensional
US Core
Equity 1 ETF
Dimensional
US High
Profitability
ETF
Investment Income:
Interest ........................................................ $ 864 $ 114 $ 917
Dividends (Net of Foreign Taxes Withheld of $47, $14 and $112, respectively) 92,689 19,527 114,501
Dividend Income from Affiliated Investments .......................... 8,390 1,861 5,098
Income from Securities Lending, Net ................................ 362 78 134
Total Investment Income ...................................... 102,305 21,580 120,650
Expenses:
Investment Management Fees (Note D) .............................. 9,528 1,905 15,576
Administration and Accounting ..................................... — 76 331
Custodian ...................................................... — 19 53
Filing Fees ..................................................... — 151 279
Trustees’ Fees & Expenses ....................................... — 9 50
Previously Waived Fees Recovered by Advisor (Note D) ................. — 48 —
Other Expenses ................................................. 46 72 521
Total Expenses .............................................. 9,574 2,280 16,810
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — (57) —
Net Expenses .................................................. 9,574 2,223 16,810
Net Investment Income (Loss) .................................... 92,731 19,357 103,840
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (43,732) (37,877) (81,687)
In-Kind Transactions ........................................... 141,700 37,379 350,193
Futures ...................................................... 2,375 (405) (5,033)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................... 1,352,975 276,085 765,525
Net Realized and Unrealized Gain (Loss) .......................... 1,453,318 275,182 1,028,998
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 1,546,049 $ 294,539 $ 1,132,838

101
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Value ETF
Dimensional
US Small Cap
Value ETF
Dimensional
US Large Cap
Vector ETF
Investment Income:
Interest ........................................................ $ 402 $ 649 $ 24
Dividends (Net of Foreign Taxes Withheld of $17, $106 and $4, respectively) 72,680 81,055 6,448
Dividend Income from Affiliated Investments .......................... 2,468 12,940 184
Income from Securities Lending, Net ................................ 73 460 5
Total Investment Income ...................................... 75,623 95,104 6,661
Expenses:
Investment Management Fees (Note D) .............................. 6,509 12,845 669
Administration and Accounting ..................................... 146 192 31
Custodian ...................................................... 25 44 4
Filing Fees ..................................................... 219 202 21
Trustees’ Fees & Expenses ....................................... 16 27 2
Previously Waived Fees Recovered by Advisor (Note D) ................. — — 20
Other Expenses ................................................. 215 333 41
Total Expenses .............................................. 7,130 13,643 788
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — — (5)
Net Expenses .................................................. 7,130 13,643 783
Net Investment Income (Loss) .................................... 68,493 81,461 5,878
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (85,131) (70,749) (6,843)
In-Kind Transactions ........................................... 150,790 304,015 30,119
Futures ...................................................... 1,430 683 25
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................... 195,812 (42,585) 23,955
Net Realized and Unrealized Gain (Loss) .......................... 262,901 191,364 47,256
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 331,394 $ 272,825 $ 53,134

102
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Vector
Equity ETF
Dimensional
US Real
Estate ETF
Investment Income:
Interest ................................................................... $ 18 $ 149
Dividends (Net of Foreign Taxes Withheld of $3 and $—, respectively) ................ 2,246 40,078
Dividend Income from Affiliated Investments ..................................... 365 2,789
Income from Securities Lending, Net ........................................... 17 93
Total Investment Income ................................................. 2,646 43,109
Expenses:
Investment Management Fees (Note D) ......................................... 380 2,221
Administration and Accounting ................................................ 35 64
Custodian ................................................................. 3 10
Filing Fees ................................................................ 34 45
Trustees’ Fees & Expenses .................................................. 2 7
Deferred Offering Fees ...................................................... 35 —
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 25
Other Expenses ............................................................ 34 147
Total Expenses ......................................................... 523 2,519
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (57) (37)
Net Expenses ............................................................. 466 2,482
Net Investment Income (Loss) ............................................... 2,180 40,627
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................. (4,430) (6,448)
In-Kind Transactions ...................................................... 1,742 13,893
Futures ................................................................. 58 (127)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ..................................................... 36,508 (85,978)
Net Realized and Unrealized Gain (Loss) ..................................... 33,878 (78,660)
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 36,058 $ (38,033)

103
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Core Equity
Market ETF
Dimensional US Core Equity 1
ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 92,731 $ 71,164 $ 19,357 $ 6,601
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (43,732) (33,036) (37,877) (11,416)
In-Kind Transactions ...................... 141,700 11,010 37,379 5,498
Futures ................................. 2,375 2,347 (405) 181
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 1,352,975 1,510,319 276,085 114,259
Futures ................................. — 64 — —
Change in Net Assets Resulting from
Operations .......................... 1,546,049 1,561,868 294,539 115,123
Distributions:
Total Distributions .......................... (91,220) (63,580) (17,975) (5,180)
Change in Net Assets Resulting from
Distributions ......................... (91,220) (63,580) (17,975) (5,180)
Capital Share Transactions:
Shares Issued ............................. 2,273,937 1,178,657 1,134,651 739,562
Cost of Shares Redeemed ................... (293,834) (25,882) (99,189) (22,673)
Change in Net Assets Resulting from Capital
Share Transactions ................... 1,980,103 1,152,775 1,035,462 716,889
Change in Net Assets ................... 3,434,932 2,651,063 1,312,026 826,832
Net Assets:
Beginning of Period ......................... 6,535,258 3,884,195 944,339 117,507
End of Period .............................. $ 9,970,190 $ 6,535,258 $ 2,256,365 $ 944,339
Share Transactions:
Issued ................................... 55,100 33,100 17,525 12,900
Redeemed ................................ (7,250) (700) (1,575) (400)
Change in Shares ....................... 47,850 32,400 15,950 12,500

104
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US High Profitability
ETF
Dimensional US Large Cap Value
ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 103,840 $ 76,026 $ 68,493 $ 36,706
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (81,687) (71,774) (85,131) (20,959)
In-Kind Transactions ...................... 350,193 336,367 150,790 103,154
Futures ................................. (5,033) 1,962 1,430 1,599
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 765,525 1,056,198 195,812 288,347
Change in Net Assets Resulting from
Operations .......................... 1,132,838 1,398,779 331,394 408,847
Distributions:
Total Distributions .......................... (95,077) (70,325) (62,445) (32,065)
Change in Net Assets Resulting from
Distributions ......................... (95,077) (70,325) (62,445) (32,065)
Capital Share Transactions:
Shares Issued ............................. 2,940,844 3,356,857 2,022,586 1,633,734
Cost of Shares Redeemed ................... (924,589) (940,269) (476,946) (352,174)
Change in Net Assets Resulting from Capital
Share Transactions ................... 2,016,255 2,416,588 1,545,640 1,281,560
Change in Net Assets ................... 3,054,016 3,745,042 1,814,589 1,658,342
Net Assets:
Beginning of Period ......................... 6,927,767 3,182,725 2,621,133 962,791
End of Period .............................. $ 9,981,783 $ 6,927,767 $ 4,435,722 $ 2,621,133
Share Transactions:
Issued ................................... 83,700 109,100 65,400 57,350
Redeemed ................................ (26,350) (29,900) (15,800) (12,300)
Change in Shares ....................... 57,350 79,200 49,600 45,050

105
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value
ETF
Dimensional US Large Cap Vector
ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
For the period
November 1,
2023 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 81,461 $ 46,216 $ 5,878 $ 2,754
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (70,749) (73,724) (6,843) (1,411)
In-Kind Transactions ...................... 304,015 192,737 30,119 2,271
Futures ................................. 683 1,999 25 73
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (42,585) 434,746 23,955 32,618
Change in Net Assets Resulting from
Operations .......................... 272,825 601,974 53,134 36,305
Distributions:
Total Distributions .......................... (75,425) (38,725) (5,741) (2,175)
Change in Net Assets Resulting from
Distributions ......................... (75,425) (38,725) (5,741) (2,175)
Capital Share Transactions:
Shares Issued ............................. 2,179,044 1,976,801 174,262 273,892
Cost of Shares Redeemed ................... (773,739) (503,559) (106,922) (6,407)
Change in Net Assets Resulting from Capital
Share Transactions ................... 1,405,305 1,473,242 67,340 267,485
Change in Net Assets ................... 1,602,705 2,036,491 114,733 301,615
Net Assets:
Beginning of Period ......................... 3,861,116 1,824,625 301,615 —
End of Period .............................. $ 5,463,821 $ 3,861,116 $ 416,348 $ 301,615
Share Transactions:
Issued ................................... 72,700 68,050 2,600 4,750
Redeemed ................................ (25,700) (17,200) (1,550) (100)
Change in Shares ....................... 47,000 50,850 1,050 4,650

106
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Vector Equity
ETF Dimensional US Real Estate ETF
Year ended
October 31, 2025
For the period
September 10,
2024 Ʊ
through
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 2,180 $ 67 $ 40,627 $ 29,856
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (4,430) (48) (6,448) (23,823)
In-Kind Transactions ...................... 1,742 221 13,89 3 7,509
Futures ................................. 58 — (127) 54
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 36,508 1,896 (85,978) 250,018
Change in Net Assets Resulting from
Operations .......................... 36,058 2,136 (38,033) 263,614
Distributions:
Total Distributions .......................... (1,940) — (35,438) (25,250)
Change in Net Assets Resulting from
Distributions ......................... (1,940) — (35,438) (25,250)
Capital Share Transactions:
Shares Issued ............................. 205,726 75,906 329,456 331,334
Cost of Shares Redeemed ................... (9,911) (7,724) (78,847) (43,482)
Change in Net Assets Resulting from Capital
Share Transactions ................... 195,815 68,182 250,609 287,852
Change in Net Assets ................... 229,933 70,318 177,138 526,216
Net Assets:
Beginning of Period ......................... 70,318 — 1,194,983 668,767
End of Period .............................. $ 300,251 $ 70,318 $ 1,372,121 $ 1,194,983
Share Transactions:
Issued ................................... 3,975 1,500 14,000 15,050
Redeemed ................................ (200) (150) (3,400) (2,000)
Change in Shares ....................... 3,775 1,350 10,600 13,050

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
107
See accompanying Notes to Financial Statements.
Dimensional US Core Equity Market ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 39.38 $ 29.08 $ 27.33 $ 32.08 $ 24.92
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.49 0.47 0.44 0.42 0.36
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
7.24 10.25 1.72 (4.78) 7.04
Total from Investment Operations .............
7.73 10.72 2.16 (4.36) 7.40
Less Distributions:
Net Investment Income ........................
(0.48) (0.42) (0.41) (0.39) (0.24)
Total Distributions ........................
(0.48) (0.42) (0.41) (0.39) (0.24)
Net Asset Value, End of Period .......................
$ 46.63 $ 39.38 $ 29.08 $ 27.33 $ 32.08
Total Return at NAV (b) (c) ..........................
19.78% 37.00% 7.93% (13.67)% 29.81%
Net Assets, End of Year (thousands) ...................
$ 9,970,190 $ 6,535,258 $ 3,884,195 $ 2,582,901 $ 1,328,340
Ratio of Expenses to Average Net Assets (d) .............
0.12% 0.12% 0.12% 0.12% 0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.12% 0.12% 0.12% 0.12% 0.12%
Ratio of Net Investment Income to Average Net Assets (d) ....
1.17% 1.31% 1.50% 1.46% 1.27%
Portfolio Turnover Rate (c) (e) .......................
5% 4% 7% 6% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
108
See accompanying Notes to Financial Statements.
Dimensional US Core Equity 1 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
September 12,
2023 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 62.85 $ 46.54 $ 49.84
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.81 0.75 0.07
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
9.94 16.16 (3.37)
Total from Investment Operations .........................................
10.75 16.91 (3.30)
Less Distributions:
Net Investment Income ....................................................
(0.76) (0.60) —
Total Distributions ....................................................
(0.76) (0.60) —
Net Asset Value, End of Period ...................................................
$ 72.84 $ 62.85 $ 46.54
Total Return at NAV (b) (c) ......................................................
17.23% 36.47% (6.64)%
Net Assets, End of Year (thousands) ...............................................
$ 2,256,365 $ 944,339 $ 117,507
Ratio of Expenses to Average Net Assets (d) .........................................
0.14% 0.14% 0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.14% 0.17% 0.50%
Ratio of Net Investment Income to Average Net Assets (d) ................................
1.22% 1.27% 1.08%
Portfolio Turnover Rate (c) (e) ...................................................
5% 9% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
109
See accompanying Notes to Financial Statements.
Dimensional US High Profitability ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 33.69 $ 25.17 $ 23.57 $ 24.54
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.44 0.45 0.46 0.29
Net Gains (Losses) on Securities (Realized and Unrealized) ............
4.22 8.49 1.55 (1.11)
Total from Investment Operations ...........................
4.66 8.94 2.01 (0.82)
Less Distributions:
Net Investment Income ......................................
(0.40) (0.42) (0.41) (0.15)
Total Distributions ......................................
(0.40) (0.42) (0.41) (0.15)
Net Asset Value, End of Period .....................................
$ 37.95 $ 33.69 $ 25.17 $ 23.57
Total Return at NAV (b) (c) ........................................
13.96% 35.66% 8.53% (3.31)%
Net Assets, End of Year (thousands) .................................
$ 9,981,783 $ 6,927,767 $ 3,182,725 $ 1,084,080
Ratio of Expenses to Average Net Assets (d) ...........................
0.20% 0.21% 0.22% 0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.20% 0.21% 0.22% 0.21%
Ratio of Net Investment Income to Average Net Assets (d) ..................
1.27% 1.43% 1.78% 1.81%
Portfolio Turnover Rate (c) (e) .....................................
3% 6% 4% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
110
See accompanying Notes to Financial Statements.
Dimensional US Large Cap Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
December 6,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 30.64 $ 23.77 $ 24.70
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.62 0.58 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
2.12 6.80 (1.07)
Total from Investment Operations .........................................
2.74 7.38 (0.60)
Less Distributions:
Net Investment Income ....................................................
(0.56) (0.51) (0.33)
Total Distributions ....................................................
(0.56) (0.51) (0.33)
Net Asset Value, End of Period ...................................................
$ 32.82 $ 30.64 $ 23.77
Total Return at NAV (b) (c) ......................................................
9.07% 31.21% (2.45)%
Net Assets, End of Year (thousands) ...............................................
$ 4,435,722 $ 2,621,133 $ 962,791
Ratio of Expenses to Average Net Assets (d) .........................................
0.21% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.21% 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ................................
2.00% 2.00% 2.08%
Portfolio Turnover Rate (c) (e) ...................................................
5% 3% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
111
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 30.38 $ 23.93 $ 25.01 $ 24.66
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.54 0.46 0.41 0.24
Net Gains (Losses) on Securities (Realized and Unrealized) ............
0.96 6.37 (1.13) 0.23
Total from Investment Operations ...........................
1.50 6.83 (0.72) 0.47
Less Distributions:
Net Investment Income ......................................
(0.50) (0.38) (0.36) (0.12)
Total Distributions ......................................
(0.50) (0.38) (0.36) (0.12)
Net Asset Value, End of Period .....................................
$ 31.38 $ 30.38 $ 23.93 $ 25.01
Total Return at NAV (b) (c) ........................................
4.99% 28.63% (2.91)% 1.92%
Net Assets, End of Year (thousands) .................................
$ 5,463,821 $ 3,861,116 $ 1,824,625 $ 690,252
Ratio of Expenses to Average Net Assets (d) ...........................
0.30% 0.30% 0.31% 0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.30% 0.30% 0.31% 0.31%
Ratio of Net Investment Income to Average Net Assets (d) ..................
1.78% 1.57% 1.61% 1.44%
Portfolio Turnover Rate (c) (e) .....................................
9% 8% 11% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
112
See accompanying Notes to Financial Statements.
Dimensional US Large Cap
Vector ETF
Year
ended
October 31, 2025
Period
November 1,
2023 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ............................................................
$ 64.86 $ 50.38
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
1.00 0.93
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
8.15 14.25
Total from Investment Operations .......................................................
9.15 15.18
Less Distributions:
Net Investment Income ..................................................................
(0.97) (0.70)
Total Distributions ..................................................................
(0.97) (0.70)
Net Asset Value, End of Period .................................................................
$ 73.04 $ 64.86
Total Return at NAV (b) (c) ....................................................................
14.22% 30.22%
Net Assets, End of Year (thousands) .............................................................
$ 416,348 $ 301,615
Ratio of Expenses to Average Net Assets (d) .......................................................
0.20% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.20% 0.25%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
1.48% 1.52%
Portfolio Turnover Rate (c) (e) .................................................................
4% 6%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
113
See accompanying Notes to Financial Statements.
Dimensional US Vector Equity
ETF
Year
ended
October 31, 2025
Period
September 10,
2024 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ............................................................
$ 52.09 $ 49.85
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
0.65 0.05
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
6.46 2.19
Total from Investment Operations .......................................................
7.11 2.24
Less Distributions:
Net Investment Income ..................................................................
(0.61) —
Total Distributions ..................................................................
(0.61) —
Net Asset Value, End of Period .................................................................
$ 58.59 $ 52.09
Total Return at NAV (b) (c) ....................................................................
13.74% 4.50%
Net Assets, End of Year (thousands) .............................................................
$ 300,251 $ 70,318
Ratio of Expenses to Average Net Assets (d) .......................................................
0.26% 0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.29% 0.35%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
1.20% 0.71%
Portfolio Turnover Rate (c) (e) .................................................................
7% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
114
See accompanying Notes to Financial Statements.
Dimensional US Real Estate ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 24.72 $ 18.95 $ 21.21 $ 24.65
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.74 0.69 0.69 0.40
Net Gains (Losses) on Securities (Realized and Unrealized) ............
(1.52) 5.68 (2.30) (3.72)
Total from Investment Operations ...........................
(0.78) 6.37 (1.61) (3.32)
Less Distributions:
Net Investment Income ......................................
(0.66) (0.60) (0.65) (0.12)
Total Distributions ......................................
(0.66) (0.60) (0.65) (0.12)
Net Asset Value, End of Period .....................................
$ 23.28 $ 24.72 $ 18.95 $ 21.21
Total Return at NAV (b) (c) ........................................
(3.21)% 33.87% (7.84)% (13.52)%
Net Assets, End of Year (thousands) .................................
$ 1,372,121 $ 1,194,983 $ 668,767 $ 297,950
Ratio of Expenses to Average Net Assets (d) ...........................
0.19% 0.19% 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.19% 0.20% 0.20% 0.21%
Ratio of Net Investment Income to Average Net Assets (d) ..................
3.11% 3.04% 3.24% 3.84%
Portfolio Turnover Rate (c) (e) .....................................
7% 9% 5% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
115
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of October 31, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Core Equity Market ETF US Core Equity ETF
Dimensional US Core Equity 1 ETF US Core Equity 1 ETF
Dimensional US High Profitability ETF US High Profitability ETF
Dimensional US Large Cap Value ETF US Large Cap Value ETF
Dimensional US Small Cap Value ETF US Small Cap Value ETF
Dimensional US Large Cap Vector ETF US Large Cap Vector ETF
Dimensional US Vector Equity ETF US Vector Equity ETF
Dimensional US Real Estate ETF US Real Estate ETF

116
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
Derivative Instruments: Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before

117
the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
4.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
5.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

118
6.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures) and exposure to loss in excess of the amounts reflected on the Statements of
Assets and Liabilities as “Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Futures *
US Core Equity ETF .................................................................. $ 7,598
US Small Cap Value ETF .............................................................. 8, 108
US Real Estate ETF .................................................................. 310

119
Summary of Derivative Instruments:
The following is a summary of the realized and change in unrealized gains and losses from the Funds’
derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts
in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds.
For the year ended October 31, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Realized Gain
(Loss) from:
Futures (1)
Equity Risk Exposure: (993,096.720000)
US Core Equity ETF ........................................................... $2,375
US Core Equity 1 ETF .......................................................... (405)
US High Profitability ETF ....................................................... (5,033)
US Large Cap Value ETF ....................................................... 1,430
US Small Cap Value ETF ....................................................... 683
US Large Cap Vector ETF ...................................................... 25
US Vector Equity ETF .......................................................... 58
US Real Estate ETF ........................................................... (127)
Management Fee
US Core Equity ETF ..................................................................................... 0.12%
US Core Equity 1 ETF .................................................................................. 0.12%
US High Profitability ETF ............................................................................... 0.19%
US Large Cap Value ETF ............................................................................... 0.19%
US Small Cap Value ETF ............................................................................... 0.28%
US Large Cap Vector ETF * ............................................................................ 0.17%
US Vector Equity ETF ** ................................................................................ 0.21%

120
* Effective as of February 28, 2025, the investment management fee payable by the US Large Cap Vector ETF was reduced from 0.19% to 0.16%.
** Effective as of February 28, 2025, the investment management fee payable by the US Vector Equity ETF was reduced from 0.25% to 0.20%.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the following Funds. For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the
ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets
(the “Expense Limitation Amount”).The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the year ended October 31, 2025, recovered previously waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/
assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
* The expense limitation amount was reduced from 0.22% to 0.19% effective February 28, 2025.
** The expense limitation amount was reduced from 0.28% to 0.25% effective February 28, 2025.
US Core Equity ETF (a “Unitary Fee Fund”) pays the Advisor a unitary management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust, on behalf of the Unitary Fee Fund, the
Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses
(including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v)
Management Fee
US Real Estate ETF ..................................................................................... 0.17%
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Core Equity 1 ETF .............................. 0.14% $57 $48
US High Profitability ETF ........................... 0.22% — —
US Large Cap Value ETF ........................... 0.22% — —
US Small Cap Value ETF ........................... 0.31% — —
US Large Cap Vector ETF * ......................... 0.19% 5 20
US Vector Equity ETF ** ............................ 0.25% 57 —
US Real Estate ETF ............................... 0.19% 37 25
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 Total
US Core Equity 1 ETF .............................. $ — $116 $57 $173
US Large Cap Vector ETF .......................... — 26 5 31
US Vector Equity ETF ............................... — 7 57 64
US Real Estate ETF ................................. 65 58 37 160

121
interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges);
(vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the
Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the
Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.
For the Unitary Fee Fund, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to
0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets.
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Fund) receive no compensation from the Trust. For the year ended October 31, 2025, the total related amount paid by the Trust to the CCO was $111 (in thousands). The total related amounts paid by each of the Funds are included in “Other
Expenses” on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
Total
US Core Equity 1 ETF ........................................................................................ $ 3
US High Profitability ETF ..................................................................................... 22
US Large Cap Value ETF ..................................................................................... 9
US Small Cap Value ETF ..................................................................................... 12
US Large Cap Vector ETF .................................................................................... 1
US Vector Equity ETF ......................................................................................... –
US Real Estate ETF ........................................................................................... 4

122
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024 and
October 31, 2025, were as follows (amounts in thousands):
US Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Core Equity ETF
2024 .................................................. $ 63,580 $ – $ 63,580
2025 .................................................. 91,220 – 91,220
US Core Equity 1 ETF
2024 .................................................. 5,180 – 5,180
2025 .................................................. 17,975 – 17,975
US High Profitability ETF
2024 .................................................. 70,325 – 70,325
2025 .................................................. 95,077 – 95,077
US Large Cap Value ETF
2024 .................................................. 32,065 – 32,065
2025 .................................................. 62,445 – 62,445
US Small Cap Value ETF
2024 .................................................. 38,725 – 38,725
2025 .................................................. 75,425 – 75,425
US Large Cap Vector ETF
2024 .................................................. 2,175 – 2,175
2025 .................................................. 5,741 – 5,741
US Vector Equity ETF
2025 .................................................. 1,940 – 1,940
US Real Estate ETF
2024 .................................................. 25,250 – 25,250
2025 .................................................. 35,438 – 35,438

123
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1)The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2025, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, and net mark-to-market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Core Equity ETF ............ $ 5,099 $ — $ (273,944) $ 3,007,469 $ 2,738,624
US Core Equity 1 ETF ........... 731 — (49,664) 387,417 338,484
US High Profitability ETF ........ 1,226 — (192,120) 1,874,282 1,683,388
US Large Cap Value ETF ........ 2,181 — (110,789) 437,978 329,370
US Small Cap Value ETF ........ 1,529 — (182,341) 271,063 90,251
US Large Cap Vector ETF ....... 74 — (8,155) 56,583 48,502
US Vector Equity ETF ........... 244 — (4,428) 38,396 34,212
US Real Estate ETF ............ 11,014 — (46,254) 54,444 19,204
Total
US Core Equity ETF ................................................................ $ 273,944
US Core Equity 1 ETF ............................................................... 49,664
US High Profitability ETF ............................................................ 192,120
US Large Cap Value ETF ............................................................ 110,789
US Small Cap Value ETF ............................................................ 182,341
US Large Cap Vector ETF ........................................................... 8,155
US Vector Equity ETF ............................................................... 4,428
US Real Estate ETF ................................................................ 46,254
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Core Equity ETF ................... $ 7,152,009 $ 3,263,287 $ (255,818) $ 3,007,469
US Core Equity 1 ETF .................. 1,929,025 439,395 (51,978) 387,417
US High Profitability ETF ............... 8,172,902 2,167,781 (293,499) 1,874,282
US Large Cap Value ETF ............... 4,034,848 630,641 (192,663) 437,978
US Small Cap Value ETF ............... 5,477,937 700,974 (429,911) 271,063
US Large Cap Vector ETF .............. 361,644 74,127 (17,544) 56,583
US Vector Equity ETF .................. 275,683 48,033 (9,637) 38,396
US Real Estate ETF ................... 1,382,057 133,562 (79,118) 54,444

124
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
Non-Cash
Collateral
Market
Value
US Core Equity ETF .............................................................................................. $ 3,077
US Core Equity 1 ETF ........................................................................................... 1,031
US High Profitability ETF ........................................................................................ 926
US Large Cap Value ETF ........................................................................................ 1,206
US Small Cap Value ETF ........................................................................................ 24,424
US Large Cap Vector ETF .......................................................................................  73

125
H. Affiliated Trades
Cross trades for the year ended October 31, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Core Equity ETF ..................................... $ 34,562 $ 85,600 $ (12,267)
US Core Equity 1 ETF .................................... 16,652 14,327 (6,632)
US High Profitability ETF ................................. 101,859 87,687 (25,775)
US Large Cap Value ETF ................................. 93,538 59,580 (23,734)
US Small Cap Value ETF ................................. 110,565 57,961 (19,736)
US Large Cap Vector ETF ................................ 8,046 5,375 (1,598)
US Real Estate ETF ..................................... 7,782 4,614 (794)
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at October
31, 2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
US Core Equity ETF
The DFA Short Term
Investment Fund $108,635
$
1,068,686 $967,148 $— $— $210,173 18,170 $8,390 $—
Total $108,635
$
1,068,686 $967,148 $— $— $210,173 $8,390 $—
US Core Equity 1 ETF
The DFA Short Term
Investment Fund $14,778
$
222,896 $174,132 $— $— $63,542 5,493 $1,861 $—
Total $14,778
$
222,896 $174,132 $— $— $63,542 $1,861 $—
US High Profitability
ETF
The DFA Short Term
Investment Fund $41,617
$
1,443,507 $1,402,312 $— $— $82,812 7,159 $5,098 $—
Total $41,617
$
1,443,507 $1,402,312 $— $— $82,812 $5,098 $—
US Large Cap Value ETF
The DFA Short Term
Investment Fund $3,633
$
753,506 $713,394 $— $— $43,745 3,782 $2,468 $—
Total $3,633
$
753,506 $713,394 $— $— $43,745 $2,468 $—
US Small Cap Value ETF
The DFA Short Term
Investment Fund $221,670
$
1,588,530 $1,521,795 $— $— $288,405 24,933 $12,940 $—
Total $221,670
$
1,588,530 $1,521,795 $— $— $288,405 $12,940 $—

126
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2025 were as follows (amounts in thousands):
In-kind transactions for the year ended October 31, 2025 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the year ended October 31, 2025.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at October
31, 2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
US Large Cap Vector
ETF
The DFA Short Term
Investment Fund $296
$70,418
$68,268 $— $— $2,446 211 $184 $—
Total $296
$70,418
$68,268 $— $— $2,446 $184 $—
US Vector Equity ETF
The DFA Short Term
Investment Fund $2,188
$
46,949 $34,897 $— $— $14,240 1,231 $365 $—
Total $2,188
$
46,949 $34,897 $— $— $14,240 $365 $—
US Real Estate ETF
The DFA Short Term
Investment Fund $37,404
$
459,123 $427,586 $— $— $68,941 5,960 $2,789 $—
Total $37,404
$
459,123 $427,586 $— $— $68,941 $2,789 $—
Purchases Sales
US Core Equity ETF ...................................................... $ 588,320 $ 417,279
US Core Equity 1 ETF ..................................................... 186,286 86,442
US High Profitability ETF .................................................. 1,093,989 259,427
US Large Cap Value ETF .................................................. 618,910 188,300
US Small Cap Value ETF .................................................. 1,007,008 413,159
US Large Cap Vector ETF ................................................. 37,122 17,503
US Vector Equity ETF ..................................................... 27,028 12,280
US Real Estate ETF ...................................................... 160,399 92,353
Purchases Sales
US Core Equity ETF ...................................................... $ 1,981,421 $ 292,346
US Core Equity 1 ETF ..................................................... 1,034,205 99,326
US High Profitability ETF .................................................. 2,098,461 920,765
US Large Cap Value ETF .................................................. 1,595,688 476,592
US Small Cap Value ETF .................................................. 1,595,005 769,964
US Large Cap Vector ETF ................................................. 154,247 106,468
US Vector Equity ETF ..................................................... 191,064 9,782
US Real Estate ETF ...................................................... 273,802 78,287

127
transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Funds under the line of credit were as follows
(amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings as
of 10/31/2025
US Core Equity 1 ETF ... 5.08% $1,197 2 $— $1,257 $—
US High Profitability ETF 5.08% 9,396 3 4 13,971 —
US Large Cap Value ETF 5.08% 1,788 6 2 2,506 —
US Small Cap Value ETF 5.08% 247 1 — 247 —

128
and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the year ended October 31, 2025.
L. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
O. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

129
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (eight of the funds constituting
Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund Statement of
operations
Statement of
changes in
net assets
Financial highlights
Dimensional US Core Equity Market ETF
Dimensional US High Profitability ETF
Dimensional US Real Estate ETF
Dimensional US Small Cap Value ETF
Dimensional US Large Cap Value ETF
Dimensional US Core Equity 1 ETF
For the year
ended October
31, 2025
For the years
ended October
31, 2025 and
2024
For each of the periods indicated
therein
Dimensional US Large Cap Vector ETF For the year
ended October
31, 2025
For the year ended October 31, 2025 and the period
November 1, 2023 (commencement of operations)
through October 31, 2024
Dimensional US Vector Equity ETF For the year
ended October
31, 2025
For the year ended October 31, 2025 and the period
September 10, 2024 (commencement of operations)
through October 31, 2024
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, www.pwc.com/us

130
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.
investment company group since 1981.

131
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
The amounts in the table expressed as a percentage of distributions for the fiscal year 2025, as specifically noted
in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue Code).
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional US Core
Equity Market ETF ............ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Core
Equity 1 ETF ..................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US High
Profitability ETF ................ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Large Cap
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Small Cap
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Vector
Equity ETF ........................ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Large Cap
Vector ETF ........................ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Real Estate
ETF ................................. 100% 0% 0% 0% 0% 100% 0% 2% 0% 0% 0% 0% 0%

132
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

133
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

134
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

135
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

136
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
Not applicable

DFA-103125-016AD

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Period Ended: October 31, 2025
Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF
Dimensional World Equity ETF
Dimensional Global Real Estate ETF

*Blank Page*

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 511
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 512
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 514
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 516
i

DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d)
Annualized for periods less than one year
(e)
Excludes impact of in-kind transactions
(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(g) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (97.3%)
AUSTRALIA — (6.0%)
*29Metals, Ltd. 247,492 $ 76,960
#Accent Group, Ltd. 315,103 264,042
#Adairs, Ltd., Class B 135,830 180,510
AGL Energy, Ltd. 332,763 2,017,234
*AIC Mines, Ltd. 102,093 32,081
*Alkane Resources, Ltd. 276,036 181,611
*Alkane Resources, Ltd. 165,060 106,023
Alliance Aviation Services,
Ltd., Registered 368 610
ALS, Ltd., Registered 260,979 3,710,869
Amotiv, Ltd. 84,326 492,973
AMP, Ltd. 1,465,993 1,713,091
#*Amplitude Energy, Ltd. 1,473,982 231,587
#Ampol, Ltd. 125,398 2,520,225
Ansell, Ltd. 88,882 2,124,398
*Antipa Minerals, Ltd. 81,522 30,687
ANZ Group Holdings, Ltd. 1,173,990 28,167,521
#APA Group 704,963 4,236,618
#*Appen, Ltd. 164,627 83,524
*Arafura Rare Earths, Ltd. 388,251 72,438
*Arafura Rare Earths, Ltd. 71,824 13,401
ARB Corp., Ltd. 39,933 943,733
Aristocrat Leisure, Ltd. 233,817 9,696,901
#ARN Media, Ltd. 956 332
ASX, Ltd. 83,701 3,093,177
Atlas Arteria, Ltd., Class B 543,808 1,730,183
AUB Group, Ltd. 61,376 1,484,245
#*Audinate Group, Ltd. 14,497 46,788
*Aurelia Metals, Ltd. 239,153 38,358
Aurizon Holdings, Ltd. 1,304,813 2,929,899
Aussie Broadband, Ltd. 174,397 679,307
*Austal, Ltd. 217,068 964,886
Austin Engineering, Ltd. 401 70
#*Australian Agricultural Co.,
Ltd. 10,802 10,113
Australian Clinical Labs, Ltd. 115,652 196,851
Australian Ethical Investment,
Ltd. 15,548 71,148
#*Australian Strategic
Materials, Ltd. 3,775 2,496
*Baby Bunting Group, Ltd. 43,680 78,351
Bank of Queensland, Ltd. 412,031 1,850,394
Bapcor, Ltd. 209,147 346,404
Beach Energy, Ltd. 1,071,039 869,435
Beacon Lighting Group, Ltd. 77 141
Bega Cheese, Ltd. 185,865 646,104
*Bellevue Gold, Ltd. 832,022 637,281
Bendigo & Adelaide Bank, Ltd. 340,387 2,818,862
BHP Group, Ltd. 1,526,316 43,415,468
#BHP Group, Ltd., Sponsored
ADR 402,711 22,974,663
#*Black Cat Syndicate, Ltd. 266,325 176,965
BlueScope Steel, Ltd. 266,647 3,997,444
*Botanix Pharmaceuticals, Ltd. 272,890 24,117
Shares Value †
AUSTRALIA — (Continued)
Brambles, Ltd. 775,203 $ 12,616,149
Bravura Solutions, Ltd. 233,740 440,693
#Breville Group, Ltd. 63,587 1,235,915
Capral, Ltd. 12 89
*Capricorn Metals, Ltd. 212,215 1,785,211
CAR Group, Ltd. 130,620 3,052,728
*Catalyst Metals, Ltd. 15,328 68,134
*Catapult Sports, Ltd. 63,999 281,548
#Cedar Woods Properties, Ltd. 18,860 111,491
#*Cettire, Ltd. 105,190 47,515
Challenger, Ltd. 417,245 2,543,028
Champion Iron, Ltd. 230,942 837,574
#*Chrysos Corp., Ltd. 25,726 135,575
Cleanaway Waste
Management, Ltd. 1,357,170 2,265,608
ClearView Wealth, Ltd. 180 70
#Clinuvel Pharmaceuticals,
Ltd. 28,504 214,592
*Coast Entertainment
Holdings, Ltd. 420 124
Cochlear, Ltd. 30,141 5,666,199
Codan, Ltd. 56,944 1,351,345
Coles Group, Ltd. 719,535 10,386,537
Collins Foods, Ltd. 106,641 746,996
Commonwealth Bank of
Australia 560,639 62,995,868
Computershare, Ltd. 274,920 6,581,752
ΩCoronado Global Resources,
Inc. 101,416 24,233
#Corporate Travel
Management, Ltd. 61,818 650,341
CSL, Ltd. 180,216 21,059,198
Dalrymple Bay Infrastructure,
Ltd. 169,450 491,423
Data#3, Ltd. 106,185 613,115
*Develop Global, Ltd. 29,614 69,017
Dicker Data, Ltd. 76,335 512,222
#Domino's Pizza Enterprises,
Ltd., Class B 22,240 266,729
Downer EDI, Ltd. 406,570 2,057,430
Dyno Nobel, Ltd. 1,121,459 2,364,011
#Eagers Automotive, Ltd. 82,745 1,845,001
#Elders, Ltd. 128,200 595,038
*Emeco Holdings, Ltd. 31,173 24,489
*Emerald Resources NL 290,674 901,976
#*EML Payments, Ltd. 201,139 127,067
Endeavour Group, Ltd. 1,054,277 2,526,074
Enero Group, Ltd. 40 18
*Environmental Group, Ltd.
(The) 34,630 5,554
EQT Holdings, Ltd. 5,072 83,309
Euroz Hartleys Group, Ltd. 11,403 7,540
Evolution Mining, Ltd. 1,175,644 8,358,261
EVT, Ltd. 56,751 538,334
Experience Co., Ltd. 228 22

Dimensional International Core Equity Market ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Fiducian Group, Ltd. 12 $ 95
Finbar Group, Ltd. 100 57
*FleetPartners Group, Ltd. 185,837 355,243
Fleetwood, Ltd. 33,558 64,808
#Flight Centre Travel Group,
Ltd. 109,186 879,904
Fortescue, Ltd. 821,932 11,455,704
G8 Education, Ltd. 384,086 202,411
*Genesis Minerals, Ltd. 492,627 1,883,395
GenusPlus Group, Ltd. 14,319 65,149
GR Engineering Services, Ltd. 32,050 76,793
GrainCorp, Ltd., Class A 166,918 967,067
Grange Resources, Ltd. 309,286 54,668
GWA Group, Ltd. 62,061 100,352
Hansen Technologies, Ltd. 146,019 533,401
Harvey Norman Holdings, Ltd. 361,929 1,713,057
Healius, Ltd. 394,801 230,027
Helia Group, Ltd. 344,256 1,214,732
Helloworld Travel, Ltd. 40 50
HUB24, Ltd., Registered 38,762 2,896,879
#IDP Education, Ltd. 84,184 309,174
IGO, Ltd. 280,916 987,554
Iluka Resources, Ltd. 299,384 1,356,266
Imdex, Ltd. 443,512 998,790
#*Immutep, Ltd. 528,974 96,962
Infomedia, Ltd. 10,563 11,652
Inghams Group, Ltd. 292,637 463,612
Insignia Financial, Ltd. 264,849 787,163
Insurance Australia Group, Ltd. 1,667,003 8,577,667
#Integral Diagnostics, Ltd. 190,040 322,222
#IPH, Ltd. 197,164 476,282
IRESS, Ltd. 137,252 796,091
IVE Group, Ltd. 9,314 17,012
#*James Hardie Industries
PLC 182,246 3,842,899
JB Hi-Fi, Ltd. 66,730 4,574,683
*Judo Capital Holdings, Ltd. 513,869 568,525
Jumbo Interactive, Ltd.,
Registered 9,757 74,988
Jupiter Mines, Ltd. 510,819 86,946
#Karoon Energy, Ltd. 375,674 394,727
Kelsian Group, Ltd. 78,160 249,186
#Kogan.com, Ltd. 71,335 148,505
#L1 Group, Ltd. 314,854 232,915
*L1 Group, Ltd. 42,333 31,316
Lendlease Corp., Ltd. 364,471 1,324,238
#Lifestyle Communities, Ltd. 47,383 160,680
Lottery Corp., Ltd. (The) 1,134,317 4,084,204
Lovisa Holdings, Ltd. 38,635 916,599
*Lynas Rare Earths, Ltd. 477,168 4,763,777
#Maas Group Holdings, Ltd. 47,993 149,239
Macmahon Holdings, Ltd. 303,801 93,475
Macquarie Group, Ltd. 120,347 17,219,328
*Macquarie Technology
Group, Ltd. 2,554 110,685
Mader Group, Ltd. 12,516 72,677
Magellan Financial Group, Ltd. 136,493 859,599
*Mayne Pharma Group, Ltd. 31,601 87,923
Shares Value †
AUSTRALIA — (Continued)
McMillan Shakespeare, Ltd. 45,354 $ 511,280
Medibank Pvt., Ltd. 1,342,376 4,288,489
*Megaport, Ltd. 79,026 851,550
#*Mesoblast, Ltd. 406,362 667,724
Metcash, Ltd. 675,095 1,683,837
*Mineral Resources, Ltd. 80,177 2,540,419
Monadelphous Group, Ltd. 74,859 1,138,913
#Monash IVF Group, Ltd. 142,870 64,536
#*Mount Gibson Iron, Ltd. 71,587 16,871
#Myer Holdings, Ltd. 638,166 165,022
MyState, Ltd. 108,742 316,787
*Nanosonics, Ltd. 45,786 137,280
National Australia Bank, Ltd. 1,284,968 36,693,423
Netwealth Group, Ltd. 64,120 1,294,128
*Neuren Pharmaceuticals, Ltd. 21,222 302,312
#New Hope Corp., Ltd. 350,757 952,938
#*NEXTDC, Ltd. 309,702 3,195,291
NIB Holdings, Ltd. 287,629 1,419,758
Nick Scali, Ltd. 61,841 1,029,111
#Nickel Industries, Ltd. 1,215,039 588,616
Nine Entertainment Co.
Holdings, Ltd. 669,370 508,317
Northern Star Resources, Ltd. 756,793 12,192,674
NRW Holdings, Ltd. 343,626 1,091,033
Nufarm, Ltd. 206,658 281,401
*Nuix, Ltd. 149,908 240,437
Objective Corp., Ltd. 5,903 71,298
#*OFX Group, Ltd. 107,289 43,196
OM Holdings, Ltd. 260 43
*Omni Bridgeway, Ltd. 74,878 78,185
#oOh!media, Ltd. 338,462 304,665
#*Ora Banda Mining, Ltd. 549,249 435,076
Orica, Ltd. 411,108 5,988,199
Origin Energy, Ltd., Class B 849,863 6,815,461
Orora, Ltd. 817,302 1,075,447
*Pantoro Gold, Ltd. 120,533 404,004
Peet, Ltd. 280 350
Perenti, Ltd. 689,572 1,223,374
Perpetual, Ltd. 71,041 892,471
Perseus Mining, Ltd. 967,689 3,085,141
*PEXA Group, Ltd. 75,862 752,397
#*Pilbara Minerals, Ltd. 1,224,459 2,645,260
Pinnacle Investment
Management Group, Ltd. 12,224 158,129
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 58,915 35,291
Premier Investments, Ltd. 68,506 798,735
Pro Medicus, Ltd. 30,615 5,283,314
Propel Funeral Partners, Ltd. 28,759 94,512
#PWR Holdings, Ltd. 52,336 291,911
Qantas Airways, Ltd., Class B 464,120 3,099,137
QBE Insurance Group, Ltd. 1,046,694 13,594,763
Qube Holdings, Ltd., Class B 857,180 2,463,467
Ramelius Resources, Ltd. 983,362 2,137,282
#Ramsay Health Care, Ltd. 112,961 2,373,798
REA Group, Ltd. 28,282 3,945,331
Reece, Ltd. 78,586 601,409

Dimensional International Core Equity Market ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Regis Healthcare, Ltd. 75,487 $ 366,185
Regis Resources, Ltd. 518,800 2,187,238
Reliance Worldwide Corp., Ltd. 454,812 1,235,635
*Resolute Mining, Ltd. 1,674,813 1,047,080
Ridley Corp., Ltd. 182,578 353,794
Rio Tinto, Ltd. 200,242 17,417,762
*RPMGlobal Holdings, Ltd. 106,334 339,009
*Sandfire Resources, Ltd. 353,672 3,760,079
Santos, Ltd. 2,855,464 11,795,498
SEEK, Ltd. 162,950 2,890,906
*Select Harvests, Ltd. 95,197 241,805
Servcorp, Ltd. 15,630 75,514
Service Stream, Ltd. 434,965 646,384
SGH, Ltd. 110,451 3,506,886
Shaver Shop Group, Ltd. 14,012 12,934
#Sigma Healthcare, Ltd. 1,337,698 2,723,508
Sims, Ltd. 92,293 964,299
*SiteMinder, Ltd. 18,133 84,401
SmartGroup Corp., Ltd. 103,345 553,418
Sonic Healthcare, Ltd. 298,741 4,138,288
South32, Ltd. 2,468,955 5,123,688
Southern Cross Electrical
Engineering, Ltd. 157,684 253,941
SRG Global, Ltd. 461,001 829,936
Stanmore Resources, Ltd. 332,166 467,524
Steadfast Group, Ltd. 560,337 2,054,223
#*Strike Energy, Ltd. 136,714 9,845
Suncorp Group, Ltd. 635,022 8,156,391
Super Retail Group, Ltd. 109,305 1,144,907
*Superloop, Ltd. 309,653 632,470
Supply Network, Ltd. 406 9,374
#*Syrah Resources, Ltd. 293,257 65,274
Tabcorp Holdings, Ltd. 1,728,595 1,205,183
Technology One, Ltd. 161,409 3,899,100
#*Telix Pharmaceuticals, Ltd. 49,969 526,014
Telstra Group, Ltd. 1,888,845 6,034,293
*Temple & Webster Group,
Ltd. 19,691 306,929
*<Ten Sixty Four, Ltd. 192 14
TPG Telecom, Ltd. 228,635 827,710
Transurban Group 1,231,118 11,670,205
#Treasury Wine Estates, Ltd.,
Class B 468,913 1,838,778
*Tuas, Ltd. 50,420 232,043
#*Tyro Payments, Ltd. 311,409 226,289
*Vault Minerals, Ltd. 2,500,026 1,194,752
Ventia Services Group Pty,
Ltd. 485,503 1,821,196
ΩViva Energy Group, Ltd. 667,580 801,954
#Washington H Soul Pattinson
& Co., Ltd. 36,294 893,373
*WEB Travel Group, Ltd. 169,316 463,324
#*Webjet Group, Ltd. 291,603 160,355
*Wesfarmers, Ltd. 501,251 27,564,162
*West African Resources, Ltd. 779,101 643,498
Westgold Resources, Ltd. 286,723 998,584
Westgold Resources, Ltd. 126,346 431,027
Westpac Banking Corp. 1,410,850 35,780,855
#Whitehaven Coal, Ltd. 618,779 2,916,610
Shares Value †
AUSTRALIA — (Continued)
WiseTech Global, Ltd. 90,922 $ 4,114,177
Woodside Energy Group, Ltd. 1,006,935 16,347,953
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 725,786
Woolworths Group, Ltd. 672,037 12,498,983
Worley, Ltd. 297,854 2,788,366
#*Xero, Ltd. 76,360 7,248,434
XRF Scientific, Ltd. 13,392 18,323
#Yancoal Australia, Ltd. 405,606 1,479,006
TOTAL AUSTRALIA 730,016,280
AUSTRIA — (0.4%)
Agrana Beteiligungs AG 12 167
ANDRITZ AG 37,611 2,847,740
*AT&S Austria Technologie &
Systemtechnik AG 3,695 137,539
ΩBAWAG Group AG 45,096 5,824,379
CA Immobilien Anlagen AG 22,443 624,798
DO & CO AG 4,631 1,106,437
Erste Group Bank AG 151,423 15,685,843
*Eurotelesites AG 4,729 26,418
EVN AG 8,480 247,627
*FACC AG 3,164 31,917
Frequentis AG 716 58,840
*Kapsch TrafficCom AG 4 30
#*Lenzing AG 13,141 393,593
Mayr Melnhof Karton AG 567 51,700
Oesterreichische Post AG 8,124 281,302
OMV AG 105,284 5,767,289
Palfinger AG 12,636 473,996
Porr AG 15,136 481,298
Raiffeisen Bank International
AG, Class V 13,669 510,221
SBO AG 8,027 266,362
Semperit AG Holding 4 60
Strabag SE, Class BR 3,695 289,578
Telekom Austria AG 45,748 487,366
UNIQA Insurance Group AG 50,486 742,373
Verbund AG 29,788 2,301,831
Vienna Insurance Group AG
Wiener Versicherung Gruppe 12,672 650,859
voestalpine AG 81,599 2,908,330
Wienerberger AG 72,968 2,167,817
Zumtobel Group AG 16 69
TOTAL AUSTRIA 44,365,779
BELGIUM — (0.9%)
Ackermans & van Haaren NV 13,911 3,468,116
Ageas SA/NV, Class B 97,716 6,473,798
*AGFA-Gevaert NV 21,593 20,686
Anheuser-Busch InBev SA/NV 456,403 27,866,711
*Argenx SE 5,802 4,725,175
*Argenx SE, Sponsored ADR 10,161 8,316,778
Azelis Group NV 80,197 948,776
Barco NV 32,771 468,265
Bekaert SA 28,814 1,205,572
bpost SA 31,877 77,448
Cie d'Entreprises CFE 60 621
CMB Tech NV, ADR 47,874 464,378
CMB. Tech NV 53,330 500,778

Dimensional International Core Equity Market ETF
continued
Shares Value †
BELGIUM — (Continued)
Colruyt Group NV 32,789 $ 1,226,182
Deceuninck NV 9,677 23,064
Deme Group NV 2,121 320,696
D'ieteren Group 9,079 1,660,920
Econocom Group SA/NV 14,585 28,820
#Elia Group SA/NV 26,300 3,172,149
EVS Broadcast Equipment SA 4,075 170,497
Fagron 31,513 749,270
#Ion Beam Applications 1,459 18,389
Jensen-Group NV 8 578
KBC Group NV 150,703 18,133,411
Kinepolis Group NV 6,465 221,992
#Lotus Bakeries NV 166 1,450,392
Melexis NV 13,778 993,912
#*Ontex Group NV 5,231 38,279
*Onward Medical NV 3,483 17,206
*Orange Belgium SA 32 705
Proximus SADP 146,169 1,257,722
Recticel SA 18,351 180,884
Sipef NV 143 12,874
Solvay SA, Class A 46,465 1,429,775
Syensqo SA 48,655 4,023,135
Tessenderlo Group SA 12,447 376,398
UCB SA 68,281 17,535,229
Umicore SA 80,839 1,543,256
Van de Velde NV 4 140
VGP NV 7,252 838,701
Viohalco SA 36 353
TOTAL BELGIUM 109,962,031
BRAZIL — (0.0%)
Aura Minerals, Inc. 1,214 39,249
TOTAL BRAZIL 39,249
CANADA — (11.7%)
*5N Plus, Inc. 41,779 598,142
Acadian Timber Corp. 8 82
*ACT Energy Technologies,
Ltd. 5,400 20,426
ADENTRA, Inc. 13,928 349,604
ADF Group, Inc. 10,590 54,343
*Advantage Energy, Ltd. 106,298 844,375
#Aecon Group, Inc. 50,830 1,121,695
Ag Growth International, Inc. 10,221 263,194
AGF Management, Ltd., Class
B 45,289 451,872
Agnico Eagle Mines, Ltd. 59,658 9,604,719
Agnico Eagle Mines, Ltd. 143,011 22,997,599
*Air Canada 90,744 1,194,247
#AirBoss of America Corp. 3,400 11,235
Alamos Gold, Inc., Class B 3,312 102,209
#Alamos Gold, Inc., Class B 372,333 11,464,133
Algoma Central Corp. 16 199
#Algoma Steel Group, Inc. 51,915 217,123
Algonquin Power & Utilities
Corp. 223,498 1,247,119
Algonquin Power & Utilities
Corp. 105,588 590,054
Alimentation Couche-Tard, Inc. 364,476 18,541,805
*Allied Gold Corp. 30,620 466,353
Shares Value †
CANADA — (Continued)
AltaGas, Ltd. 181,458 $ 5,331,782
Altius Minerals Corp. 24,371 660,260
Altus Group, Ltd. 26,776 1,101,119
Andlauer Healthcare Group,
Inc., Class A 8,717 338,440
Andrew Peller, Ltd., Class A 12 43
ARC Resources, Ltd. 454,033 8,382,995
*Aritzia, Inc., Class B 47,880 3,347,824
ATCO., Ltd., Class I 36,031 1,359,054
*Athabasca Oil Corp. 507,933 2,497,704
AtkinsRealis Group, Inc. 83,784 5,914,481
#*ATS Corp. 48,381 1,332,148
*Aurora Cannabis, Inc. 34,720 172,466
*Avino Silver & Gold Mines,
Ltd. 808 3,757
B2Gold Corp. 413,589 1,815,656
B2Gold Corp. 335,599 1,470,633
Badger Infrastructure
Solutions, Ltd. 19,842 1,042,124
Bank of Montreal 220,450 27,412,485
Bank of Montreal, ADR 103,234 12,819,598
Bank of Nova Scotia (The) 111,214 7,301,556
Bank of Nova Scotia (The),
ADR 462,266 30,324,650
Barrick Mining Corp. 811,129 26,605,031
Barrick Mining Corp. 208,653 6,856,071
#*Bausch Health Cos., Inc. 22,242 156,836
*Bausch Health Cos., Inc.,
ADR 32,909 231,021
Baytex Energy Corp. 429,970 1,040,287
#BCE, Inc. 2,658 60,818
#BCE, Inc., ADR 25,245 577,101
Birchcliff Energy, Ltd. 169,595 791,601
Bird Construction, Inc. 39,632 851,954
*Bitfarms, Ltd. 22,321 89,211
#*Bitfarms, Ltd. 123,720 491,168
Black Diamond Group, Ltd. 17,368 185,313
#*BlackBerry, Ltd. 139,379 681,402
*BlackBerry, Ltd. 70,891 345,948
BMTC Group, Inc. 4 37
*Bombardier, Inc., Class A 900 124,702
*Bombardier, Inc., Class B 46,247 6,468,276
Boralex, Inc., Class A 52,874 1,062,650
BOYD GROUP, Inc. 10,835 1,732,409
Brookfield Corp. 139,963 6,451,993
Brookfield Corp., ADR 419,195 19,303,930
#Brookfield Infrastructure
Corp. 31,824 1,441,945
#Brookfield Infrastructure
Corp. 22,427 1,017,190
#Brookfield Renewable Corp. 6,693 289,539
Brookfield Renewable Corp. 31,863 1,380,810
Brookfield Wealth Solutions,
Ltd. 1,800 83,079
BRP, Inc. 5,032 316,110
BRP, Inc. 7,568 475,204
*CAE, Inc. 99,322 2,786,975
*CAE, Inc. 48,218 1,355,190
Calian Group, Ltd. 7,308 263,394

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Cameco Corp. 85,855 $ 8,775,240
Cameco Corp. 35,053 3,585,981
Canaccord Genuity Group, Inc. 24,620 206,638
*Canada Goose Holdings, Inc. 585 8,154
*Canada Goose Holdings, Inc.,
ADR 17,791 247,829
*Canada Packers, Inc. 9,739 116,286
Canadian Imperial Bank of
Commerce 316,683 26,265,376
#Canadian Imperial Bank of
Commerce, ADR 127,506 10,566,422
Canadian National Railway Co. 48,966 4,700,023
#Canadian National Railway
Co., ADR 195,525 18,752,803
Canadian Natural Resources,
Ltd. 1,004,830 32,174,657
Canadian Natural Resources,
Ltd., Class A 168,373 5,391,926
Canadian Pacific Kansas City,
Ltd. 109,103 7,859,091
#Canadian Pacific Kansas
City, Ltd., Class A 237,776 17,107,983
Canadian Tire Corp., Ltd.,
Class A 36,539 4,194,625
Canadian Utilities, Ltd., Class
A 73,292 2,054,676
#*Canfor Corp. 41,416 361,501
Capital Power Corp. 74,340 3,767,006
*Capstone Copper Corp. 331,515 2,962,258
Cardinal Energy, Ltd. 140,938 802,687
Cascades, Inc. 53,517 424,347
CCL Industries, Inc. 87,223 4,870,519
*Celestica, Inc. 45,806 15,779,251
*Celestica, Inc. 15,305 5,274,471
Cenovus Energy, Inc. 560,181 9,478,262
Cenovus Energy, Inc. 442,921 7,491,866
Centerra Gold, Inc. 179,644 2,106,520
CES Energy Solutions Corp. 187,307 1,284,673
CGI, Inc. 12,142 1,057,740
CGI, Inc., ADR 96,819 8,423,253
*Cineplex, Inc. 16,014 144,465
Cogeco Communications, Inc. 14,614 666,060
Cogeco, Inc. 3,884 162,523
*Colabor Group, Inc. 68 12
Colliers International Group,
Inc. 14,652 2,337,434
Colliers International Group,
Inc., Class B 5,156 823,363
Computer Modelling Group,
Ltd. 39,037 148,219
Constellation Software, Inc. 8,593 22,636,727
Corby Spirit and Wine, Ltd. 8 78
#*Cronos Group, Inc. 144,414 363,831
*Cronos Group, Inc. 15,455 38,792
Definity Financial Corp. 52,609 2,449,943
dentalcorp Holdings, Ltd. 39,707 308,894
*Descartes Systems Group,
Inc. (The) 26,011 2,294,430
Shares Value †
CANADA — (Continued)
*Descartes Systems Group,
Inc. (The) 9,365 $ 827,922
Dexterra Group, Inc. 48 364
*Docebo, Inc. 7,029 176,333
Dollarama, Inc. 151,098 19,660,048
Doman Building Materials
Group, Ltd. 53,406 338,469
DPM Metals, Inc. 146,172 3,129,686
DREAM Unlimited Corp. 14,456 191,797
#Dye & Durham, Ltd. 13,716 50,414
Dynacor Group, Inc. 40 130
E-L Financial Corp., Ltd. 3,100 35,975
*Eldorado Gold Corp. 81,180 2,081,455
*Eldorado Gold Corp., Class B 56,090 1,439,129
*Electrovaya, Inc. 4,055 26,236
*Electrovaya, Inc. 5,200 33,661
Element Fleet Management
Corp. 175,274 4,732,267
Emera, Inc. 156,903 7,466,932
Empire Co., Ltd., Class A 105,843 3,599,485
#Enbridge, Inc. 138,338 6,457,057
Enbridge, Inc. 691,304 32,228,592
Endeavour Mining PLC 120,966 4,851,072
*Endeavour Silver Corp. 99,701 819,723
*Endeavour Silver Corp. 22,896 187,747
Enerflex, Ltd. 552 6,950
Enerflex, Ltd. 102,906 1,296,286
Enghouse Systems, Ltd. 28,570 424,324
*Ensign Energy Services, Inc. 37,160 68,159
EQB, Inc. 17,945 1,145,872
*Equinox Gold Corp. 117,856 1,296,193
*Equinox Gold Corp. 120,068 1,317,146
*ERO Copper Corp. 4,017 85,763
*ERO Copper Corp. 56,069 1,198,492
Evertz Technologies, Ltd. 8 73
Exchange Income Corp. 25,411 1,393,556
Exco Technologies, Ltd. 16 75
Extendicare, Inc. 51,893 594,798
Fairfax Financial Holdings, Ltd. 10,349 16,818,759
Fiera Capital Corp. 46,877 210,439
Finning International, Inc. 90,591 4,904,063
*Firan Technology Group
Corp. 5,200 40,527
First Majestic Silver Corp. 51,720 660,464
First Majestic Silver Corp. 131,005 1,676,423
*First Quantum Minerals, Ltd. 386,454 8,031,646
FirstService Corp., Class WI 4,389 699,346
FirstService Corp., Class WI,
ADR 17,073 2,721,607
Fortis, Inc. 110,360 5,552,853
Fortis, Inc. 167,491 8,413,073
*Fortuna Mining Corp. 70,419 582,490
*Fortuna Mining Corp., ADR 261,034 2,158,751
#Franco-Nevada Corp. 54,868 10,240,015
Franco-Nevada Corp. 23,172 4,332,750
Frontera Energy Corp. 2,443 9,746
Gamehost, Inc. 20 168
*GDI Integrated Facility
Services, Inc. 912 19,201

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
George Weston, Ltd. 95,896 $ 5,836,642
GFL Environmental, Inc. 44,946 1,967,019
GFL Environmental, Inc. 40,166 1,754,853
Gibson Energy, Inc. 113,820 1,942,288
Gildan Activewear, Inc. 69,250 4,036,583
Gildan Activewear, Inc. 6,154 359,230
*GoGold Resources, Inc. 143,000 261,271
*Gran Tierra Energy, Inc. 22,946 78,116
Great-West Lifeco, Inc. 118,057 5,009,934
Hammond Power Solutions,
Inc. 5,504 840,635
Headwater Exploration, Inc. 170,578 900,887
High Liner Foods, Inc. 8 97
Hudbay Minerals, Inc. 274,909 4,398,544
Hudbay Minerals, Inc., Class A 24,806 397,987
ΩHydro One, Ltd., Class R 160,625 5,930,222
*i-80 Gold Corp. 12,600 12,050
iA Financial Corp., Inc. 62,259 7,356,529
*IAMGOLD Corp. 113,802 1,319,020
*IAMGOLD Corp. 339,241 3,928,411
*Imperial Metals Corp. 5,000 24,444
#Imperial Oil, Ltd. 63,404 5,613,436
Imperial Oil, Ltd. 46,722 4,121,348
Information Services Corp. 12 318
Intact Financial Corp. 108,316 20,225,326
*Interfor Corp. 32,129 181,380
*Ivanhoe Mines, Ltd. 196,151 1,964,100
ΩJamieson Wellness, Inc. 21,864 543,343
*K92 Mining, Inc. 157,916 2,101,940
K-Bro Linen, Inc. 8 215
*Kelt Exploration, Ltd. 130,024 618,963
#Keyera Corp. 141,935 4,194,789
Kinross Gold Corp. 223,118 5,194,383
Kinross Gold Corp. 615,953 14,314,748
*Kiwetinohk Energy Corp. 600 10,508
*Knight Therapeutics, Inc. 16,000 66,688
*Kolibri Global Energy, Inc.,
Class R 10,436 45,136
Lassonde Industries, Inc.,
Class A 4 623
Laurentian Bank of Canada 37,122 882,249
Leon's Furniture, Ltd. 16,367 341,206
*Lightspeed Commerce, Inc. 51,218 615,939
*Lightspeed Commerce, Inc. 26,990 323,880
Linamar Corp. 25,034 1,356,980
Loblaw Cos., Ltd. 261,443 10,400,623
*Lucara Diamond Corp. 280 36
Lundin Gold, Inc. 60,993 4,150,649
Lundin Mining Corp.,
Registered 397,429 6,399,028
Magellan Aerospace Corp. 3,916 48,155
Magna International, Inc. 105,660 4,988,209
Magna International, Inc. 92,619 4,379,927
Mainstreet Equity Corp. 800 107,774
*Major Drilling Group
International, Inc. 45,838 404,025
Manulife Financial Corp. 426,206 13,806,866
Manulife Financial Corp., ADR 432,525 14,000,834
Maple Leaf Foods, Inc. 48,699 937,034
Shares Value †
CANADA — (Continued)
Martinrea International, Inc. 56,873 $ 410,773
*Mattr Corp. 30,796 240,451
*MDA Space, Ltd. 47,858 935,198
Medical Facilities Corp. 4,524 46,656
*MEG Energy Corp. 178,008 3,770,672
Melcor Developments, Ltd. 12 126
Meren Energy, Inc. 63,695 82,736
Methanex Corp., ADR 49,366 1,941,071
Metro, Inc. 115,298 7,693,116
Morguard Corp. 4 332
MTY Food Group, Inc. 12,714 307,063
Mullen Group, Ltd. 60,490 608,721
National Bank of Canada 222,855 24,923,369
Neo Performance Materials,
Inc. 28,379 391,714
*New Gold, Inc. 358,020 2,627,867
*New Gold, Inc. 102,307 754,260
*NFI Group, Inc. 14,267 146,015
North American Construction
Group, Ltd. 17,155 267,398
North West Co., Inc. (The) 37,786 1,227,037
Northland Power, Inc. 186,821 3,417,352
Nutrien, Ltd. 212,006 11,543,727
Nutrien, Ltd. 89,415 4,874,861
*NuVista Energy, Ltd. 129,408 1,540,538
*Obsidian Energy, Ltd. 36,236 205,458
#*Obsidian Energy, Ltd. 21,362 121,206
OceanaGold Corp. 162,745 3,643,657
Open Text Corp. 64,464 2,475,686
Open Text Corp. 98,631 3,782,499
#OR Royalties, Inc. 43,319 1,385,342
OR Royalties, Inc. 10,539 338,476
*Organigram Global, Inc. 38,024 61,603
*Orla Mining, Ltd. 20,705 213,676
*Orla Mining, Ltd. 87,413 902,734
Pan American Silver Corp. 65,875 2,322,539
Pan American Silver Corp. 173,250 6,100,132
Paramount Resources, Ltd.,
Class A 68,161 1,118,869
Parex Resources, Inc. 93,509 1,197,268
Parkland Corp. 89,892 2,563,669
#Pason Systems, Inc. 47,056 401,327
Pembina Pipeline Corp. 137,367 5,201,936
Pembina Pipeline Corp. 225,673 8,537,210
Pet Valu Holdings, Ltd. 16,946 420,883
Peyto Exploration &
Development Corp. 154,780 2,256,829
PHX Energy Services Corp. 21,169 115,125
Pizza Pizza Royalty Corp. 20,213 223,747
Polaris Renewable Energy,
Inc. 16,012 148,789
Pollard Banknote, Ltd. 4 58
*Precision Drilling Corp. 5,921 355,560
*Precision Drilling Corp. 8,484 508,276
#Premium Brands Holdings
Corp. 24,963 1,722,815
Quebecor, Inc., Class B 93,520 2,986,179
RB Global, Inc. 20,583 2,044,271
RB Global, Inc. 74,739 7,415,604

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Restaurant Brands
International, Inc. 123,654 $ 8,122,831
Restaurant Brands
International, Inc. 47,687 3,135,229
Richelieu Hardware, Ltd. 32,599 894,573
#Rogers Communications,
Inc., Class B 122,383 4,794,350
Rogers Communications, Inc.,
Class B, ADR 61,128 2,392,550
Rogers Sugar, Inc. 60,393 266,373
Royal Bank of Canada 549,028 80,511,568
Royal Bank of Canada, ADR 129,987 19,043,095
Russel Metals, Inc. 73,341 2,272,228
Saputo, Inc. 126,996 3,071,687
*Saturn Oil & Gas, Inc. 6,700 12,576
Savaria Corp. 34,321 539,132
Secure Waste Infrastructure
Corp. 163,569 2,044,102
*Shopify, Inc., Class A 201,210 35,019,142
*Shopify, Inc., Class A 184,722 32,115,767
Sienna Senior Living, Inc. 57,552 786,172
South Bow Corp. 53,519 1,389,588
South Bow Corp., ADR 66,435 1,722,660
*Spartan Delta Corp. 10,132 45,412
ΩSpin Master Corp. 17,729 263,566
Sprott, Inc. 7,431 610,751
Sprott, Inc. 5,269 431,795
*SSR Mining, Inc. 47,516 1,071,961
*SSR Mining, Inc. 117,735 2,664,509
Stantec, Inc. 41,076 4,554,507
Stantec, Inc. 16,603 1,840,472
Stella-Jones, Inc. 29,383 1,669,472
StorageVault Canada, Inc.,
Class B 111,737 394,746
#Sun Life Financial, Inc. 181,212 11,033,220
Sun Life Financial, Inc. 144,139 8,772,299
Suncor Energy, Inc. 123,439 4,920,293
Suncor Energy, Inc. 666,274 26,524,368
#*SunOpta, Inc. 15,662 82,158
*SunOpta, Inc. 5,381 28,089
Superior Plus Corp. 137,720 784,360
Surge Energy, Inc. 63,227 299,179
Tamarack Valley Energy, Ltd. 607,958 2,703,193
*Taseko Mines, Ltd. 102,402 463,881
*Taseko Mines, Ltd. 94,591 428,686
TC Energy Corp. 224,238 11,247,778
TC Energy Corp. 131,459 6,603,208
Teck Resources, Ltd., Class B 185,132 7,945,865
Teck Resources, Ltd., Class B 71,789 3,082,856
TELUS Corp. 726 10,627
TerraVest Industries, Inc. 5,422 525,425
TFI International, Inc. 13,876 1,248,211
TFI International, Inc. 33,494 3,005,417
Thomson Reuters Corp. 12,784 1,960,186
#Thomson Reuters Corp. 38,897 5,953,575
*Tidewater Midstream and
Infrastructure, Ltd. 10 42
#*Tilray Brands, Inc. 21,635 28,991
#*Tilray Brands, Inc. 64,048 85,937
Shares Value †
CANADA — (Continued)
TMX Group, Ltd. 116,268 $ 4,292,577
#*Torex Gold Resources, Inc. 67,524 2,792,235
Toromont Industries, Ltd. 45,423 5,462,820
Toronto-Dominion Bank (The) 150,499 12,369,457
Toronto-Dominion Bank (The),
ADR 527,451 43,319,551
Total Energy Services, Inc. 31,771 319,717
#Tourmaline Oil Corp. 261,898 11,530,876
#TransAlta Corp. 71,256 1,259,093
TransAlta Corp., Class A 72,858 1,289,048
Transcontinental, Inc., Class A 63,227 888,513
Trican Well Service, Ltd. 176,954 663,033
Triple Flag Precious Metals
Corp. 22,598 628,193
*Trisura Group, Ltd. 27,230 751,125
*Valeura Energy, Inc. 32,991 156,814
Vecima Networks, Inc. 4 29
#Vermilion Energy, Inc. 13,542 101,385
Vermilion Energy, Inc. 72,715 543,181
VersaBank 16 191
*<Victoria Gold Corp. 2,045 131
*Vitalhub Corp. 5,600 43,804
Wajax Corp. 13,068 231,953
Waste Connections, Inc. 23,981 4,025,844
Waste Connections, Inc. 95,845 16,071,290
*Well Health Technologies
Corp. 146,210 547,837
*Wesdome Gold Mines, Ltd. 124,237 1,876,212
West Fraser Timber Co., Ltd. 22,907 1,399,450
#West Fraser Timber Co., Ltd. 8,095 493,795
*Western Forest Products, Inc. 4,766 40,580
Westshore Terminals
Investment Corp. 21,486 395,325
Wheaton Precious Metals
Corp. 13,406 1,295,966
Wheaton Precious Metals
Corp. 140,687 13,579,109
Whitecap Resources, Inc. 422,547 3,147,975
Whitecap Resources, Inc. 402,681 3,000,385
Winpak, Ltd. 18,287 561,472
WSP Global, Inc. 68,398 13,089,419
Yellow Pages, Ltd. 11 86
TOTAL CANADA 1,419,792,860
CHINA — (0.0%)
China Gold International
Resources Corp., Ltd. 184 3,119
TOTAL CHINA 3,119
DENMARK — (1.7%)
*ALK-Abello A/S 55,125 1,818,314
Alm Brand A/S 381,820 1,076,488
#Ambu A/S, Class B 89,246 1,389,134
#AP Moller - Maersk A/S,
Class A 1,507 3,112,043
AP Moller - Maersk A/S, Class
B 2,782 5,742,843
*Bang & Olufsen A/S 6,263 12,817
*Bavarian Nordic A/S 64,653 2,388,430
#Carlsberg A/S, Class B 54,039 6,361,509

Dimensional International Core Equity Market ETF
continued
Shares Value †
DENMARK — (Continued)
#cBrain A/S 2,105 $ 49,131
Chemometec A/S 8,793 1,075,077
#Coloplast A/S, Class B 62,638 5,669,763
Columbus A/S 7,659 11,460
D/S Norden A/S 13,692 548,141
Danske Bank A/S 370,116 16,550,542
#*Demant A/S 52,494 1,747,758
*DFDS A/S 22,617 319,002
#DSV A/S 74,554 15,845,268
FLSmidth & Co. A/S 27,785 2,168,841
Foroya Banki P/F 4 135
*Genmab A/S 30,642 8,705,396
#*Genmab A/S, Class S, ADR 22,620 647,158
#*GN Store Nord A/S 94,043 1,649,138
H Lundbeck A/S, Class A 1,445 8,163
H Lundbeck A/S, Class A 63,870 465,780
*H+H International A/S, Class
B 894 12,298
ISS A/S 93,304 2,944,977
Jyske Bank A/S, Registered 28,559 3,354,923
Matas A/S 23,849 474,064
MT Hoejgaard Holding A/S 140 9,197
Ω*Netcompany Group A/S 26,206 1,310,796
*Nilfisk Holding A/S, Class B 2,581 42,927
*NKT A/S 33,386 3,746,510
Novo Nordisk A/S, Class B 1,311,579 64,052,892
Novo Nordisk A/S, Class B,
Sponsored ADR 65,882 3,258,524
#Novonesis Novozymes B,
Class B 191,368 11,453,299
#*NTG Nordic Transport
Group A/S 6,994 197,619
Ω*Orsted A/S 273,934 4,903,209
Pandora A/S 44,096 5,913,501
Per Aarsleff Holding A/S 6,990 795,208
Ringkjoebing Landbobank A/S 11,790 2,666,147
ROCKWOOL A/S, Class A 1,130 38,732
ROCKWOOL A/S, Class B 91,117 3,125,235
Royal Unibrew A/S 30,596 2,315,432
ΩScandinavian Tobacco
Group A/S 28,960 384,519
Schouw & Co. A/S 7,378 678,550
Solar A/S, Class B 3,787 120,291
#SP Group A/S 2,044 92,255
Sydbank A/S 59,830 5,114,110
TORM PLC, Class A 36,362 785,463
Tryg A/S 213,033 5,258,692
UIE PLC 577 28,094
Vestas Wind Systems A/S 553,945 11,298,010
TOTAL DENMARK 211,737,805
FINLAND — (1.2%)
Aktia Bank OYJ 7,622 94,131
#Alandsbanken Abp, Class B 4 209
Alma Media OYJ 24 410
Apetit OYJ 8 129
Citycon OYJ 52,362 178,045
Digia OYJ 8 56
Elisa OYJ 77,747 3,431,493
Shares Value †
FINLAND — (Continued)
ΩEnento Group OYJ 2,725 $ 48,499
Finnair OYJ 121 398
#Fiskars OYJ Abp 1,797 27,129
#Fortum OYJ 242,272 5,408,057
F-Secure OYJ 5,700 11,276
Harvia OYJ 8,340 348,944
Hiab OYJ 25,628 1,420,425
Huhtamaki OYJ 79,170 2,664,586
Kalmar OYJ, Class B 14,207 589,335
Kemira OYJ 79,431 1,751,076
*Kempower OYJ 3,084 53,927
Kesko OYJ, Class A 14,680 314,136
Kesko OYJ, Class B 195,490 4,129,117
*Kojamo OYJ 91,352 1,108,160
Kone OYJ, Class B 178,084 11,905,154
Konecranes OYJ 37,768 3,731,464
#*Lindex Group OYJ 8,338 26,032
Mandatum OYJ 293,987 2,111,250
Marimekko OYJ 11,699 172,568
#Metsa Board OYJ 9 49
#Metsa Board OYJ 22,987 78,056
#Metso OYJ 380,191 6,235,589
Neste OYJ 138,240 2,864,842
Nokia OYJ 2,158,142 14,606,815
#Nokia OYJ, Sponsored ADR 610,822 4,220,780
#Nokian Renkaat OYJ 101,518 1,024,671
Nordea Bank Abp 1,661,428 28,409,575
Olvi OYJ, Class A 1,595 54,492
#Oma Saastopankki OYJ 2,144 27,122
Oriola OYJ, Class B 15,058 20,508
Orion OYJ, Class A 2,288 160,297
Orion OYJ, Class B 67,075 4,687,663
#Outokumpu OYJ 292,130 1,259,018
Pihlajalinna OYJ 807 13,879
Ponsse OYJ 138 4,046
Puuilo OYJ 50,497 827,629
#*QT Group OYJ 9,045 370,611
Raisio OYJ, Class V 4,420 12,831
Rapala VMC OYJ 32 45
Revenio Group OYJ 10,942 305,628
Sampo OYJ, Class A 1,261,887 14,081,168
Sampo OYJ, Class A 61,200 681,855
Sanoma OYJ 35,438 433,567
Scanfil OYJ 1,210 15,307
Stora Enso OYJ, Class R 348,257 4,059,783
Taaleri PLC 8 66
Teleste OYJ 16 75
ΩTerveystalo OYJ 62,330 671,213
TietoEVRY OYJ 64,826 1,392,442
#Tokmanni Group Corp. 31,312 310,084
UPM-Kymmene OYJ 292,897 7,870,086
Vaisala OYJ, Class A 12,683 628,002
#Valmet OYJ 77,946 2,537,923
Wartsila OYJ Abp 241,777 7,916,913
*WithSecure OYJ 21,469 42,571
*YIT OYJ 115,133 389,624
TOTAL FINLAND 145,740,831

Dimensional International Core Equity Market ETF
continued
Shares Value †
FRANCE — (8.2%)
*74Software SA 4 $ 165
ABC arbitrage 2,470 15,281
Accor SA 98,772 5,033,222
Aeroports de Paris SA 24,098 3,307,078
*Air France-KLM 7,601 101,548
Air Liquide SA 225,921 43,786,535
Airbus SE 212,750 52,401,720
AKWEL SADIR, Class B 8 102
*Alstom SA 206,802 5,167,663
Alten SA 17,792 1,467,265
ΩAmundi SA 37,418 2,776,982
Arkema SA 32,799 1,949,617
Aubay 2,420 139,658
AXA SA 635,751 27,612,315
ΩAyvens SA 99,406 1,327,479
Beneteau SACA 23,784 229,632
BioMerieux 21,415 2,758,442
BNP Paribas SA 410,736 31,791,270
Boiron SA, Class A 248 8,043
Bollore SE, Class A 54,153 301,892
Bouygues SA 166,294 7,510,485
Bureau Veritas SA 189,774 6,238,185
Capgemini SE 79,906 12,312,386
Carrefour SA 385,444 5,805,684
Catana Group 1,780 5,999
Cie de Saint-Gobain SA 238,948 23,183,251
Cie des Alpes 10,596 243,375
Cie Generale des
Etablissements Michelin SCA 432,088 13,809,461
*Clariane SE 19,831 85,284
Coface SA 85,777 1,512,780
Credit Agricole SA 365,741 6,602,250
Danone SA 278,697 24,665,842
Dassault Aviation SA 8,326 2,679,234
Dassault Systemes SE 309,207 8,790,130
Derichebourg SA 87,449 597,528
Edenred SE 76,157 2,191,360
Eiffage SA, Class P 53,693 6,612,469
Electricite de Strasbourg SA,
Class B 117 23,632
Ω*Elior Group SA 74,959 242,423
Elis SA 122,886 3,426,738
*Emeis SA 4,384 72,409
Engie SA 1,329,553 31,151,808
Eramet SA 3,179 217,951
EssilorLuxottica SA, Class B 86,783 31,782,371
Esso SA Francaise 1,652 185,812
Etablissements Maurel et
Prom SA 52,104 290,108
*Euroapi SA 19,310 71,499
Eurofins Scientific SE 91,077 6,427,110
ΩEuronext NV 42,361 6,062,747
Exosens SAS 1,249 70,422
FDJ UNITED 52,445 1,530,251
*FIGEAC-AERO 2,932 41,117
Fnac Darty SA 10,633 348,542
*Forvia SE 172,541 2,212,524
Gaztransport Et Technigaz SA 19,687 3,899,226
Shares Value †
FRANCE — (Continued)
Getlink SE 143,501 $ 2,621,908
GL Events SACA 4,686 149,818
#Guerbet 3,442 63,246
Hermes International SCA 13,639 33,829,883
*ID Logistics Group SACA 2,258 1,026,837
Imerys SA 20,772 512,587
Interparfums SA 1,153 37,954
Ipsen SA 23,039 3,238,862
IPSOS SA 32,677 1,253,674
Jacquet Metals SACA 1,592 32,193
JCDecaux SE 54,217 988,096
Kaufman & Broad SA 10,900 367,359
Kering SA, Class A 40,917 14,489,076
#Lectra 1,665 44,200
Legrand SA 139,616 24,091,173
LISI SA 6,473 379,534
L'Oreal SA 82,409 34,494,026
LVMH Moet Hennessy Louis
Vuitton SE 116,267 82,141,079
Manitou BF SA 6,635 133,405
Mersen SA 9,282 234,621
Metropole Television SA 24,875 343,381
Nexans SA 26,202 3,689,571
#*Nexity SA 22,968 240,708
NRJ Group 12 112
Oeneo SA 40 427
Opmobility 51,416 840,317
Orange SA 1,557,919 24,877,435
*OSE Immuno 4,170 28,517
*OVH Groupe SA 10,148 95,342
Pernod Ricard SA 91,654 8,987,678
*Pierre Et Vacances SA 8,297 15,571
Pluxee NV 50,561 977,489
Publicis Groupe SA 149,602 14,987,827
Quadient SA 18,998 327,159
#Remy Cointreau SA 5,399 267,831
Renault SA 140,069 5,448,206
Rexel SA 124,340 4,305,402
Robertet SA, Class A 49 47,111
Rubis SCA 54,841 1,992,607
Safran SA 157,631 56,018,681
Sanofi SA 416,857 42,147,592
Sartorius Stedim Biotech 8,985 2,148,767
Schneider Electric SE 187,418 53,235,884
SCOR SE 89,598 2,717,723
SEB SA 13,294 736,203
Seche Environnement SACA 2,051 166,182
SES SA 327,870 2,514,654
Ω*SMCP SA 7,893 55,663
Societe BIC SA 12,532 698,633
Societe Generale SA 456,619 28,912,879
Societe LDC SADIR 253 26,953
#Sodexo SA 54,234 3,007,158
*SOITEC 981 46,480
#*Solutions 30 SE 1,286 1,480
Sopra Steria Group 9,205 1,433,235
SPIE SA 87,116 4,436,239
Stef SA 1,835 256,273

Dimensional International Core Equity Market ETF
continued
Shares Value †
FRANCE — (Continued)
STMicroelectronics NV 240,193 $ 5,916,111
STMicroelectronics NV
Sponsored 120,613 2,951,400
Sword Group 211 8,938
Synergie SE 4 155
Technip Energies NV 80,244 3,261,996
#Teleperformance SE 41,187 2,945,460
Television Francaise 1 SA 45,102 412,810
Thales SA 45,975 13,101,601
Thermador Groupe 195 17,195
TotalEnergies SE 937,131 58,354,360
Trigano SA 6,990 1,165,807
*Ubisoft Entertainment SA 41,650 372,369
Valeo SE 195,216 2,700,443
Vallourec SACA 106,544 1,985,403
Veolia Environnement SA 369,113 12,205,780
Vetoquinol SA 142 12,227
Vicat SACA 13,391 1,004,634
VIEL & Cie SA 16 325
Vinci SA 251,922 33,700,092
Virbac SACA 994 406,709
*Viridien 5,555 679,628
Vivendi SE 492,554 1,774,877
#*Voltalia SA, Registered 2,698 22,234
VusionGroup 1,404 391,512
#Wavestone 817 48,658
Ω*X-Fab Silicon Foundries SE 23,900 151,720
TOTAL FRANCE 1,000,833,647
GERMANY — (7.5%)
1&1 AG 17,214 425,184
*7C Solarparken AG 9 17
Adesso SE 2,521 272,643
adidas AG 90,593 17,127,347
Adtran Networks SE 2,477 61,753
AIXTRON SE 68,113 1,090,799
Allgeier SE 4 85
Allianz SE, Registered 119,913 48,192,182
AlzChem Group AG 4,149 797,811
Amadeus Fire AG 1,889 114,901
Atoss Software SE 5,122 686,953
*Aumovio SE 39,588 1,704,331
Aurubis AG 18,613 2,425,447
BASF SE 596,567 29,463,414
Bayer AG, Registered 764,631 23,784,402
Bayerische Motoren Werke AG 135,340 12,609,239
#*BayWa AG 2,300 13,672
Bechtle AG 49,383 2,088,404
ΩBefesa SA 25,357 839,965
#Beiersdorf AG 54,453 5,764,577
Bertrandt AG 260 6,017
Bijou Brigitte AG 787 36,970
Bilfinger SE 56,565 6,104,372
Borussia Dortmund GmbH &
Co. KGaA 51,806 204,796
#Brenntag SE 85,845 4,770,818
#CANCOM SE 17,458 496,699
Carl Zeiss Meditec AG, Class
BR 3,006 152,312
Shares Value †
GERMANY — (Continued)
*CECONOMY AG 127,519 $ 652,755
CENIT AG 8 65
Cewe Stiftung & Co. KGAA 3,651 418,871
Commerzbank AG 445,806 16,213,466
Continental AG 79,176 5,983,893
*Covestro AG 79,509 5,561,225
#CTS Eventim AG & Co.
KGaA 33,655 3,014,344
Daimler Truck Holding AG 363,188 14,550,156
Ω#*Delivery Hero SE 10,737 272,638
Dermapharm Holding SE 8,040 316,904
Deutsche Bank AG,
Registered 286,308 10,221,037
#*Deutsche Bank AG,
Registered Sponsored 627,170 22,433,871
Deutsche Boerse AG 101,698 25,764,902
Deutsche Lufthansa AG,
Registered 82,812 725,848
Deutsche Post AG 519,675 23,872,420
#Deutsche Telekom AG 1,857,731 57,657,418
Deutsche Wohnen SE 19,648 489,839
Deutz AG 96,073 952,524
Duerr AG 47,063 1,097,268
ΩDWS Group GmbH & Co.
KGaA 25,107 1,606,859
E.ON SE 1,522,026 28,353,531
Eckert & Ziegler SE 31,736 620,141
#*EDAG Engineering Group
AG 4 32
Elmos Semiconductor SE 6,888 650,321
ElringKlinger AG 1,545 7,213
#Energiekontor AG 2,284 89,103
Evonik Industries AG 167,314 2,805,947
*Evotec SE 79,610 648,164
Fielmann Group AG 12,936 706,971
flatexDEGIRO AG 63,743 2,419,056
*Fraport AG Frankfurt Airport
Services Worldwide 24,630 2,109,356
#Freenet AG 82,277 2,562,135
Fresenius Medical Care AG 118,698 6,378,784
Fresenius SE & Co. KGaA 218,537 12,616,829
Friedrich Vorwerk Group SE 5,875 631,305
FUCHS SE 9,868 350,232
GEA Group AG 88,282 6,317,502
#Gerresheimer AG 23,693 754,763
#GFT Technologies SE 17,853 366,786
*Grand City Properties SA 43,659 556,320
#Hannover Rueck SE 33,800 9,651,570
ΩHapag-Lloyd AG 11,744 1,688,946
Heidelberg Materials AG 90,939 21,317,764
#*Heidelberger
Druckmaschinen AG 140,995 317,662
*HelloFresh SE 120,908 979,656
Henkel AG & Co. KGaA 39,674 2,965,018
#Hensoldt AG 29,416 3,130,373
HOCHTIEF AG 9,681 2,777,812
Hornbach Holding AG & Co.
KGaA 9,598 960,465
HUGO BOSS AG 29,806 1,322,762

Dimensional International Core Equity Market ETF
continued
Shares Value †
GERMANY — (Continued)
Indus Holding AG 7,640 $ 197,966
Infineon Technologies AG 699,300 27,700,803
Init Innovation in Traffic
Systems SE 4 216
ΩInstone Real Estate Group
SE 3,617 34,609
*IONOS Group SE 16,214 575,462
IVU Traffic Technologies AG 1,119 26,477
Jenoptik AG 31,042 700,810
ΩJOST Werke SE 7,296 425,263
#K+S AG, Registered 107,626 1,404,952
KION Group AG 50,630 3,593,888
#Kloeckner & Co. SE 34,925 223,320
#*Knaus Tabbert AG 878 15,221
Knorr-Bremse AG 44,124 4,104,795
*Koenig & Bauer AG 3,506 53,820
Kontron AG 32,859 860,159
Krones AG 9,472 1,375,320
KWS Saat SE & Co. KGaA 6,804 524,593
LANXESS AG 46,250 1,101,801
LEG Immobilien SE,
Registered 38,387 2,926,433
#Leifheit AG 857 14,738
*Medios AG 709 9,984
Mercedes-Benz Group AG 271,203 17,595,015
Merck KGaA 41,107 5,382,721
MLP SE 24,336 199,710
MTU Aero Engines AG 32,422 14,149,075
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 57,625 35,676,420
#Mutares SE & Co. KGaA 7,487 238,938
#Nagarro SE 3,988 222,415
#Nemetschek SE 31,107 3,590,374
*Nordex SE 73,912 2,182,213
Norma Group SE 21,316 345,918
*Pentixapharm Holding AG 6,215 11,047
Pfeiffer Vacuum Technology
AG 652 117,396
ProCredit Holding AG 14,898 133,091
Puma SE 69,916 1,486,441
PVA TePla AG 16,118 492,991
QIAGEN NV 77,890 3,649,147
#QIAGEN NV 36,892 1,735,593
*R Stahl AG 1 18
Rational AG 2,495 1,830,070
RENK Group AG 17,900 1,359,235
Rheinmetall AG 21,683 42,582,669
#RTL Group SA 23,497 907,173
#RWE AG 327,255 16,113,456
SAF-Holland SE 20,151 327,942
Salzgitter AG 24,813 805,334
SAP SE 389,155 100,814,681
SAP SE, Sponsored ADR 1,759 457,358
Schaeffler AG 80,159 649,950
ΩScout24 SE 19,649 2,272,426
#Secunet Security Networks
AG 872 200,286
Shares Value †
GERMANY — (Continued)
#*SFC Energy AG, Class BR 3,197 $ 58,302
#*SGL Carbon SE, Registered 17,378 61,477
Siemens AG, Registered 255,047 72,283,923
*Siemens Energy AG 214,491 26,563,809
Ω#Siemens Healthineers AG 115,768 6,489,903
Siltronic AG 6,960 429,778
Sixt SE 12,320 1,083,546
#*SMA Solar Technology AG 13,204 395,632
Stabilus SE 13,312 334,183
Stroeer SE & Co. KGaA 18,988 831,711
Suedzucker AG 51,797 572,134
Surteco Group SE 4 57
#SUSS MicroTec SE 10,185 327,744
#Symrise AG 66,881 5,540,995
TAG Immobilien AG 98,298 1,632,627
#Takkt AG 5,682 29,512
Talanx AG 56,073 6,827,910
Ω#*TeamViewer SE 80,151 589,291
Technotrans SE 4 164
thyssenkrupp AG 268,990 2,817,813
*Tkms AG& Co. KGaA 13,449 1,268,993
*TUI AG 280,037 2,386,003
United Internet AG 54,215 1,673,256
Verbio SE 6,055 107,486
Volkswagen AG, Registered,
Class R 10,129 1,067,964
#Vonovia SE, Class R 377,845 11,360,644
Vossloh AG 8,295 757,311
#Wacker Chemie AG 8,022 633,779
Wacker Neuson SE 23,425 510,462
Wuestenrot &
Wuerttembergische AG 12,168 198,587
Ω*Zalando SE 139,716 3,912,177
Zeal Network SE 113 6,339
TOTAL GERMANY 917,251,177
HONG KONG — (1.7%)
AIA Group, Ltd. 4,359,800 42,323,526
*AOM International Group Co.,
Ltd. 60,000 2,200
ASMPT, Ltd. 172,600 1,821,003
Bank of East Asia, Ltd. (The) 559,692 964,962
Best Mart 360 Holdings, Ltd. 94,000 25,156
BOC Hong Kong Holdings, Ltd. 1,733,500 8,515,611
Bright Smart Securities &
Commodities Group, Ltd. 586,000 733,612
ΩBudweiser Brewing Co.
APAC, Ltd. 1,012,100 1,026,138
Cafe de Coral Holdings, Ltd. 300,000 242,402
Cathay Pacific Airways, Ltd. 873,000 1,243,420
#*Central New Energy Holding
Group, Ltd. 107,000 130,511
Chow Sang Sang Holdings
International, Ltd. 231,000 414,018
CITIC Telecom International
Holdings, Ltd. 1,144,000 363,562
CK Asset Holdings, Ltd. 1,074,127 5,312,452
CK Hutchison Holdings, Ltd. 1,056,000 6,997,247

Dimensional International Core Equity Market ETF
continued
Shares Value †
HONG KONG — (Continued)
CK Infrastructure Holdings,
Ltd. 280,500 $ 1,824,358
CK Life Sciences Int'l
Holdings, Inc. 700,000 81,058
CLP Holdings, Ltd. 820,000 6,994,931
C-Mer Medical Holdings, Ltd. 358,000 83,832
*Cowell e Holdings, Inc. 98,000 389,872
ΩCrystal International Group,
Ltd. 399,000 349,604
CTF Services, Ltd. 75,000 81,058
Dah Sing Banking Group, Ltd. 335,600 474,975
Dah Sing Financial Holdings,
Ltd. 160,800 743,567
#*Deep Source Holdings, Ltd. 2,950,000 288,464
#DL Holdings Group, Ltd. 100,000 32,552
Dream International, Ltd. 30,000 37,557
Eagle Nice International
Holdings, Ltd. 20,000 9,315
Emperor Watch & Jewellery,
Ltd. 750,000 27,019
*Esprit Holdings, Ltd. 200,500 33,278
Fairwood Holdings, Ltd. 11,500 7,591
Far East Consortium
International, Ltd. 1,153 113
First Pacific Co., Ltd. 1,788,000 1,442,418
Ω#*FIT Hon Teng, Ltd. 1,200,000 900,131
Galaxy Entertainment Group,
Ltd. 998,000 4,971,895
*<Genting Hong Kong, Ltd. 368,000 –
Giordano International, Ltd. 282,000 53,699
Great Eagle Holdings, Ltd. 79,000 147,994
#Guotai Junan International
Holdings, Ltd. 2,301,000 1,127,970
Hang Lung Group, Ltd. 544,000 1,036,597
Hang Lung Properties, Ltd. 1,261,697 1,404,194
Hang Seng Bank, Ltd. 288,600 5,629,263
#Henderson Land
Development Co., Ltd. 761,000 2,671,069
HK Electric Investments & HK
Electric Investments, Ltd. 706,500 549,042
HKT Trust & HKT, Ltd., Class
SS 2,276,000 3,317,861
Hong Kong & China Gas Co.,
Ltd. 5,493,000 5,109,800
Hong Kong Exchanges &
Clearing, Ltd. 538,300 29,338,396
Hong Kong Technology
Venture Co., Ltd. 153,401 28,224
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 790
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 400,000 56,097
Hysan Development Co., Ltd. 315,000 652,518
IGG, Inc. 500,000 250,894
ΩImpro Precision Industries,
Ltd. 78,000 50,179
JBM Healthcare, Ltd. 30,000 11,425
Johnson Electric Holdings, Ltd. 267,992 1,259,930
Shares Value †
HONG KONG — (Continued)
Karrie International Holdings,
Ltd. 184,000 $ 66,998
Kerry Properties, Ltd. 427,000 1,074,615
KLN Logistics Group, Ltd. 118,500 109,471
Kowloon Development Co.,
Ltd. 6,660 3,239
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 5,266 346
Luk Fook Holdings
International, Ltd. 200,000 640,231
Man Wah Holdings, Ltd. 861,600 525,461
*Melco International
Development, Ltd. 22,500 13,519
MGM China Holdings, Ltd. 472,800 905,183
*Midland Holdings, Ltd., Class
B 92,000 25,923
Modern Dental Group, Ltd. 59,000 39,626
#*Mongolian Mining Corp. 414,000 604,045
#MTR Corp., Ltd. 812,500 2,979,369
NagaCorp, Ltd. 688,036 461,217
*New World Development Co.,
Ltd. 777,000 718,796
#Nissin Foods Co., Ltd. 76,000 65,613
Oriental Watch Holdings 58,000 25,372
#Pacific Basin Shipping, Ltd. 2,873,000 950,002
Pacific Textiles Holdings, Ltd. 301,000 56,155
PAX Global Technology, Ltd. 351,000 240,708
PCCW, Ltd. 2,054,000 1,466,728
Perfect Medical Health
Management, Ltd. 48,000 8,523
Pico Far East Holdings, Ltd. 66,000 22,249
#Plover Bay Technologies, Ltd. 56,000 46,257
Power Assets Holdings, Ltd. 615,500 3,908,942
PRADA SpA 236,100 1,395,542
Public Financial Holdings, Ltd. 50,000 8,299
#Sa Sa International Holdings,
Ltd. 32,000 2,553
ΩSamsonite Group SA 731,700 1,531,710
Sands China, Ltd. 1,713,600 4,462,477
*Shandong Hi-Speed Holdings
Group, Ltd. 215,000 56,985
Shangri-La Asia, Ltd. 278,000 173,477
*Shenwan Hongyuan HK, Ltd. 370,000 78,549
*Shun Tak Holdings, Ltd. 258,000 24,233
*Sinohope Technology
Holdings, Ltd. 67,500 39,516
SITC International Holdings
Co., Ltd. 916,000 3,373,037
#*SJM Holdings, Ltd. 1,971,249 717,768
*Smart Fish Wealthlink
Holdings, Ltd. 492,800 27,264
SmarTone
Telecommunications Holdings,
Ltd. 78,500 48,784
Stella International Holdings,
Ltd. 420,500 893,783
Sun Hung Kai Properties, Ltd. 584,500 7,103,011

Dimensional International Core Equity Market ETF
continued
Shares Value †
HONG KONG — (Continued)
#SUNeVision Holdings, Ltd. 399,000 $ 310,074
Swire Pacific, Ltd., Class A 178,000 1,470,317
Swire Pacific, Ltd., Class B 160,000 237,153
Swire Properties, Ltd. 574,800 1,567,865
Techtronic Industries Co., Ltd. 616,000 7,196,521
*Television Broadcasts, Ltd. 122,000 51,957
Texhong International Group,
Ltd. 164,000 96,220
United Laboratories
International Holdings, Ltd.
(The) 778,000 1,258,262
Value Partners Group, Ltd. 416,000 131,669
Vitasoy International Holdings,
Ltd. 494,000 483,055
*Vobile Group, Ltd. 464,000 309,843
VSTECS Holdings, Ltd. 580,000 719,384
VTech Holdings, Ltd. 113,500 926,581
ΩWH Group, Ltd. 6,332,260 6,077,901
Wharf Real Estate Investment
Co., Ltd. 934,000 2,655,799
Wynn Macau, Ltd., Class B 702,400 597,368
#Xinyi Glass Holdings, Ltd. 1,232,550 1,441,533
Yee Hop Holdings, Ltd. 98,000 41,736
#Yue Yuen Industrial Holdings,
Ltd. 534,500 980,671
#*Yunfeng Financial Group,
Ltd. 148,000 79,597
TOTAL HONG KONG 203,114,432
IRELAND — (0.3%)
AIB Group PLC 1,371,162 12,637,037
Bank of Ireland Group PLC 566,364 9,272,707
Cairn Homes PLC 345,678 769,237
Dalata Hotel Group PLC 71,427 530,921
FBD Holdings PLC 114 1,908
Glanbia PLC 91,215 1,545,517
Ω*Glenveagh Properties PLC 351,208 773,436
Irish Continental Group PLC 10,878 72,068
Kerry Group PLC, Class A 71,517 6,529,311
Kingspan Group PLC 81,622 6,114,113
*Permanent TSB Group
Holdings PLC 92 308
TOTAL IRELAND 38,246,563
ISRAEL — (1.0%)
Ackerstein Group, Ltd. 10,349 30,835
*AFI Properties, Ltd. 16 1,084
Africa Israel Residences, Ltd. 3,440 300,955
*Airport City, Ltd. 33,138 656,609
*Allot, Ltd., Registered 3,092 30,149
Alrov Properties and Lodgings,
Ltd., Registered 4 358
Altshuler Shaham Finance,
Ltd. 13,018 34,527
*Amot Investments, Ltd. 110,846 878,811
Analyst IMS Investment
Management Services, Ltd. 2,099 87,722
Arad, Ltd. 8 128
*Argo Properties NV 2,651 97,349
*Ashdod Refinery, Ltd. 2,196 37,216
Shares Value †
ISRAEL — (Continued)
Ashtrom Group, Ltd. 17,524 $ 401,185
AudioCodes, Ltd. 970 8,662
AudioCodes, Ltd. 2,893 25,728
#Aura Investments, Ltd. 59,834 432,088
Automatic Bank Services, Ltd. 3,629 25,281
Ayalon Holdings, Ltd. 723 15,286
Azorim-Investment
Development & Construction
Co., Ltd. 48,503 325,817
Azrieli Group, Ltd. 3,993 421,730
Bank Hapoalim BM 672,200 13,695,182
Bank Leumi Le-Israel BM,
Class IS 874,619 17,827,263
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,589 951,165
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,237,481 2,536,794
Big Shopping Centers, Ltd. 7,823 1,750,331
Blue Square Real Estate, Ltd. 1,796 217,450
#*Camtek, Ltd. 8,637 1,071,464
Carasso Motors, Ltd. 10,730 128,594
Carasso Real Estate, Ltd. 1,143 13,663
*Cellcom Israel, Ltd. 49,517 517,203
*CIELO-BLU GROUP, Ltd. 19,332 23,923
Clal Insurance Enterprises
Holdings, Ltd., Registered 59,224 3,314,083
Danel Adir Yeoshua, Ltd. 3,636 503,914
Danya Cebus, Ltd. 1,411 59,489
Delek Automotive Systems,
Ltd. 8,218 69,444
Delek Group, Ltd. 7,956 2,093,761
Delta Galil, Ltd. 4,766 266,259
Delta Israel Brands, Ltd. 3,659 118,623
*Doral Group Renewable
Energy Resources, Ltd. 75,553 542,119
Duniec Brothers, Ltd. 205 17,009
#*El Al Israel Airlines 216,648 902,090
Elbit Systems, Ltd. 4,151 1,989,908
Elbit Systems, Ltd. 1,774 845,754
Electra Consumer Products
1970, Ltd. 9,036 313,214
*Electra Real Estate, Ltd. 5,531 84,983
Electra, Ltd. 14,100 448,018
Energix-Renewable Energies,
Ltd. 145,560 671,395
*Enlight Renewable Energy,
Ltd. 64,443 2,249,616
*Equital, Ltd. 13,326 638,003
*Fattal Holdings 1998, Ltd. 3,669 666,671
First International Bank Of
Israel, Ltd. (The) 39,584 2,858,534
FMS Enterprises Migun, Ltd. 527 30,365
Formula Systems 1985, Ltd. 5,007 723,155
Fox Wizel, Ltd. 5,225 603,391
Gav-Yam Lands Corp., Ltd. 1 10
*Gilat Satellite Networks, Ltd. 13,089 188,077
*Hagag Group Real Estate
Development 8,412 60,488

Dimensional International Core Equity Market ETF
continued
Shares Value †
ISRAEL — (Continued)
Harel Insurance Investments &
Financial Services, Ltd. 70,755 $ 2,478,664
Hilan, Ltd. 10,269 810,046
ICL Group, Ltd. 271,853 1,786,902
IDI Insurance Co., Ltd. 7,927 471,596
Inrom Construction Industries,
Ltd. 45,519 338,784
#Israel Canada T.R, Ltd.,
Class A 96,424 503,721
Israel Discount Bank, Ltd.,
Class A 604,564 6,063,846
Israel Shipyards Industries,
Ltd. 1,537 59,181
*Israir Group, Ltd. 33,582 18,586
Isras Investment Co., Ltd. 1,035 290,126
Isrotel, Ltd. 616 24,419
Issta, Ltd. 490 16,021
Kamada, Ltd. 2,996 20,954
Kenon Holdings, Ltd. 6,531 341,181
Kvutzat Acro, Ltd. 10,172 148,695
Land Development Nimrodi
Group, Ltd. 4,824 55,293
Lapidoth Capital, Ltd. 1,915 48,255
Libra Insurance Co., Ltd. 7,723 38,138
M Yochananof & Sons, Ltd. 1,592 134,534
Magic Software Enterprises,
Ltd. 1,807 37,204
*Malam - Team, Ltd. 508 21,839
Matrix IT, Ltd. 21,867 809,043
Max Stock, Ltd. 20,548 147,755
*Maytronics, Ltd. 10,662 13,237
Mediterranean Towers, Ltd. 19,923 88,221
Mega Or Holdings, Ltd. 7,200 442,505
Meitav Investment House, Ltd. 24,201 760,046
Menora Mivtachim Holdings,
Ltd. 8,577 859,229
*Meshek Energy Renewable
Energies, Ltd. 20,463 41,502
Meshulam Levinstein
Contracting & Engineering,
Ltd. 157 23,664
Migdal Insurance & Financial
Holdings, Ltd. 293,074 1,053,705
Mivne Real Estate KD, Ltd. 367,388 1,629,097
Mizrahi Tefahot Bank, Ltd. 63,303 4,127,864
*Nayax, Ltd. 3,220 134,967
Neto Malinda Trading, Ltd. 1,905 83,536
Next Vision Stabilized
Systems, Ltd. 37,597 1,652,133
*Nice, Ltd. 6,077 824,658
#*Nice, Ltd., Sponsored ADR 5,130 701,066
#*Nova, Ltd. 4,699 1,619,463
*Nova, Ltd., Registered 7,112 2,465,881
Oil Refineries, Ltd. 1,972,777 577,126
One Software Technologies,
Ltd. 14,606 393,045
*OPC Energy, Ltd. 49,287 893,593
*OY Nofar Energy, Ltd. 1,388 44,359
Palram Industries 1990, Ltd. 7,308 168,631
Shares Value †
ISRAEL — (Continued)
Partner Communications Co.,
Ltd. 104,529 $ 1,041,693
Paz Retail And Energy, Ltd. 5,380 1,152,314
#*Perion Network, Ltd. 9,289 86,804
Phoenix Financial, Ltd. 154,186 5,951,005
Plasson Industries, Ltd., Class
B 4 233
#Prashkovsky Investments
and Construction, Ltd. 6,168 315,584
*Priortech, Ltd. 3,931 298,370
Qualitau, Ltd. 2,960 454,797
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 6,073 571,618
Retailors, Ltd. 6,692 118,861
Scope Metals Group, Ltd. 4,827 232,732
Shapir Engineering and
Industry, Ltd. 50,439 451,040
*Shikun & Binui, Ltd. 141,114 787,053
Shufersal, Ltd. 121,354 1,514,035
Strauss Group, Ltd. 20,038 566,251
#Tadiran Group, Ltd. 1,460 77,886
ΩTamar Petroleum, Ltd. 11,006 136,603
*TAT Technologies, Ltd. 3,428 147,477
Tel Aviv Stock Exchange, Ltd. 54,024 1,261,700
Telsys, Ltd. 2 137
*Teva Pharmaceutical
Industries, Ltd. 228,275 4,619,935
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 298,560 6,114,509
*Tower Semiconductor, Ltd. 27,681 2,290,730
*Tower Semiconductor, Ltd. 23,343 1,988,123
Turpaz Industries, Ltd. 5,726 93,838
YD More Investments, Ltd. 8,710 119,186
YH Dimri Construction &
Development, Ltd. 3,986 481,377
TOTAL ISRAEL 126,939,127
ITALY — (3.1%)
A2A SpA 1,120,195 3,265,943
ACEA SpA 28,471 690,744
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 25,234
#Amplifon SpA 69,745 1,191,397
*Aquafil SpA 12 26
Ariston Holding NV, Class B 34,635 143,913
Arnoldo Mondadori Editore
SpA 115,747 278,546
Ascopiave SpA 17,048 63,359
#Avio SpA 12 520
Azimut Holding SpA 81,000 3,169,321
B&C Speakers SpA 558 9,789
Banca Generali SpA 35,563 2,011,296
Banca IFIS SpA 25,085 648,550
Banca Mediolanum SpA 134,252 2,697,746
#Banca Monte dei Paschi di
Siena SpA 1,331,876 11,658,527
Ω*Banca Sistema SpA 12,172 22,001
Banco BPM SpA, Class R 751,094 10,927,447

Dimensional International Core Equity Market ETF
continued
Shares Value †
ITALY — (Continued)
Banco di Desio e della Brianza
SpA 29,538 $ 270,356
#Biesse SpA 6,703 43,944
BPER Banca SPA 929,580 11,110,112
#Brembo NV 98,129 1,058,421
#Brunello Cucinelli SpA 20,496 2,075,622
Buzzi SpA 51,832 3,119,851
*Cairo Communication SpA 43,011 142,973
ΩCarel Industries SpA 7,288 189,687
Cembre SpA 2,211 161,283
Cementir Holding NV 32,801 604,986
*CIR SpA-Compagnie
Industriali 192,349 153,409
Credito Emiliano SpA 49,091 777,387
d'Amico International Shipping
SA 28,979 150,180
Danieli & C Officine
Meccaniche SpA 30,544 1,171,840
Danieli & C Officine
Meccaniche SpA 8,555 463,100
Datalogic SpA, Class M 6,549 34,695
#Davide Campari-Milano NV,
Class M 213,836 1,489,250
De' Longhi SpA 11,183 408,133
#*Digital Bros SpA 4 55
Ω*doValue SpA 64,293 200,804
Emak SpA 40 47
ΩEnav SpA 164,578 860,881
Enel SpA 3,920,085 39,689,503
Eni SpA, Class B 1,369,672 25,205,506
Equita Group SpA 5,665 37,597
#ERG SpA 30,999 800,020
Esprinet SpA 23,270 155,778
Ferrari NV 4,707 1,882,474
#Ferrari NV, ADR 46,399 18,742,876
#Ferretti SpA 33,529 110,138
Fiera Milano SpA 12,381 112,321
Fila SpA 28,968 317,966
*Fincantieri SpA 28,234 724,751
FinecoBank Banca Fineco SpA 359,891 8,228,810
FNM SpA 100 52
Generali 324,776 12,501,477
#*Geox SpA 89 35
GPI SpA 900 17,659
Hera SpA 567,051 2,545,970
ΩInfrastrutture Wireless
Italiane SpA 116,938 1,285,589
Intercos SpA 24,284 330,738
Interpump Group SpA, Class R 25,041 1,291,935
Intesa Sanpaolo SpA 6,487,844 41,754,638
Iren SpA 365,057 1,077,812
Italgas SpA 350,813 3,680,621
Italmobiliare SpA 6,520 245,328
Iveco Group NV 125,260 2,665,968
Leonardo SpA 189,527 11,130,118
Lottomatica Group Spa 9,363 231,049
LU-VE SpA, Registered 2,264 94,333
Maire SpA 92,982 1,410,184
#MARR SpA 19,792 210,164
Shares Value †
ITALY — (Continued)
MFE MediaForEurope NV,
Class A 99,738 $ 360,549
MFE-MediaForEurope NV,
Class A 202,812 718,644
MFE-MediaForEurope NV,
Class B 57,790 269,740
Moltiply Group SpA 8,612 467,676
Moncler SpA 114,815 6,891,020
Ω#Nexi SpA 325,916 1,717,604
Orsero SpA 6,427 134,712
ΩOVS SpA 132,163 666,917
Pharmanutra SpA 1,074 57,394
#Piaggio & C SpA 89,390 203,562
ΩPirelli & C SpA 266,461 1,868,672
ΩPoste Italiane SpA 258,926 6,243,033
Prysmian SpA 132,911 13,778,931
ΩRAI Way SpA 80,213 549,937
Recordati Industria Chimica e
Farmaceutica SpA 58,304 3,465,669
Reply SpA 13,382 1,878,175
Revo Insurance SpA 1,641 33,790
Rizzoli Corriere Della Sera
Mediagroup SpA 108 128
*Safilo Group SpA 89,396 174,789
#Saipem SpA 884,298 2,302,604
#*Salvatore Ferragamo SpA 13,234 106,617
#Sanlorenzo SpA 8,093 316,658
Sesa SpA 4,987 463,934
Snam SpA 970,132 5,988,303
Sogefi SpA 55,466 224,066
SOL SpA 11,291 662,030
Stellantis NV 86,125 872,582
#Stellantis NV, ADR 683,820 6,933,935
ΩTechnogym SpA 86,901 1,574,730
*Telecom Italia SpA 3,962,756 2,635,434
*Telecom Italia SpA 8,418,718 4,967,277
Tenaris SA 162,335 3,238,643
#Tenaris SA, Sponsored ADR 33,694 1,341,021
Terna - Rete Elettrica
Nazionale 765,729 7,853,495
*TREVI - Finanziaria
Industriale SpA 63,037 31,795
TXT e-solutions SpA 3,283 125,424
UniCredit SpA 648,215 47,905,363
Unipol Assicurazioni SpA 211,560 4,630,927
Webuild SpA 359,371 1,450,923
Wiit SpA 9,443 214,931
#Zignago Vetro SpA 14,442 125,184
TOTAL ITALY 371,219,603
JAPAN — (22.2%)
#&Do Holdings Co., Ltd. 4,300 30,117
77 Bank, Ltd. (The) 38,800 1,666,041
A&D HOLON Holdings Co.,
Ltd. 26,404 347,414
AB&Company Co., Ltd.,
Registered 3,100 22,075
Abalance Corp. 5,800 34,637
ABC-Mart, Inc. 51,800 888,860

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#AD Works Group Co., Ltd. 50,700 $ 156,324
ADEKA Corp. 50,500 1,146,662
#Ad-sol Nissin Corp. 1,400 13,359
Adtec Plasma Technology
Co., Ltd. 1,900 14,948
Advan Group Co., Ltd. 3,200 17,926
Advanced Media, Inc. 4,100 28,716
Advantest Corp. 353,100 53,026,312
#Adventure, Inc. 1,000 16,942
Aeon Co., Ltd. 1,018,680 16,131,056
*Aeon Fantasy Co., Ltd. 5,500 99,572
Aeon Hokkaido Corp. 30,000 169,225
AGC, Inc. 131,069 4,100,825
*Agora Hospitality Group Co.,
Ltd. 29,500 10,915
AGS Corp. 1,600 15,506
Ahresty Corp. 16,600 86,634
Ai Holdings Corp. 9,900 172,224
Aica Kogyo Co., Ltd. 32,400 763,442
Aichi Financial Group, Inc. 22,033 568,506
Aichi Steel Corp. 25,200 434,790
Aichi Tokei Denki Co., Ltd. 700 12,691
Aida Engineering, Ltd. 30,800 184,534
Ain Holdings, Inc. 16,701 700,433
Air Water, Inc. 128,300 1,794,726
Airman Corp. 9,400 117,519
Airport Facilities Co., Ltd. 8,200 54,825
#Airtech Japan, Ltd. 3,100 25,516
#Airtrip Corp. 5,900 33,281
Aisan Industry Co., Ltd. 36,100 491,160
Aisin Corp. 360,000 6,483,529
AIT Corp. 5,000 65,042
Ajinomoto Co., Inc. 394,100 11,186,909
#*Akebono Brake Industry
Co., Ltd. 90,100 67,258
Akita Bank, Ltd. (The) 12,700 301,311
Albis Co., Ltd. 600 10,453
Alconix Corp. 16,700 235,017
Alfresa Holdings Corp. 91,700 1,295,544
#Allied Telesis Holdings KK,
Class B 50,700 71,745
Almado, Inc. 1,000 6,972
Alpen Co., Ltd. 15,000 221,707
Alpha Corp. 3,800 28,687
AlphaPolis Co., Ltd. 5,700 56,203
Alps Alpine Co., Ltd.,
Registered 125,200 1,581,508
ALSOK Co., Ltd. 176,600 1,207,673
#Altech Corp. 8,300 137,871
Amada Co., Ltd. 183,300 2,192,866
Amano Corp. 27,900 741,440
#Amiyaki Tei Co., Ltd. 7,900 68,254
Amvis Holdings, Inc. 46,000 156,464
ANA Holdings, Inc. 91,548 1,716,804
and ST HD Co., Ltd., Class B 24,481 413,963
Anest Iwata Corp. 19,900 196,216
Anicom Holdings, Inc., Class B 59,100 305,369
Anycolor, Inc. 18,977 744,027
#*AnyMind Group, Inc. 10,300 46,333
Shares Value †
JAPAN — (Continued)
AOKI Holdings, Inc. 31,500 $ 340,038
Aoyama Trading Co., Ltd. 241,900 3,580,098
Aoyama Zaisan Networks Co.,
Ltd. 8,800 114,816
Aozora Bank, Ltd., Class A 68,000 973,509
Appier Group, Inc. 1,000 8,426
Arata Corp. 17,400 339,405
Araya Industrial Co., Ltd. 2,200 70,403
ARCLANDS Corp. 52,332 595,149
Arcs Co., Ltd. 14,200 288,968
ARE Holdings, Inc. 39,800 633,472
#Arealink Co., Ltd. 25,800 170,320
#*Arent, Inc. 1,300 35,147
Argo Graphics, Inc. 26,000 231,047
Arisawa Manufacturing Co.,
Ltd. 23,700 250,453
Artience Co., Ltd. 15,100 308,263
Artner Co., Ltd. 1,900 24,334
As One Corp. 23,800 389,084
Asahi Co., Ltd. 10,256 87,012
Asahi Diamond Industrial Co.,
Ltd. 32,500 176,788
Asahi Group Holdings, Ltd. 982,657 10,594,874
Asahi Intecc Co., Ltd. 111,700 1,774,236
Asahi Kasei Corp. 924,952 7,099,774
Asahi Kogyosha Co., Ltd. 12,000 244,977
ASAHI YUKIZAI Corp. 10,700 334,082
Asanuma Corp. 43,400 244,249
Ascentech KK 2,400 22,231
*Ashimori Industry Co., Ltd. 800 21,473
Asia Pile Holdings Corp. 18,970 149,736
Asics Corp. 411,100 10,522,004
ASKA Pharmaceutical
Holdings Co., Ltd. 9,900 134,566
ASKUL Corp. 37,700 343,584
Astellas Pharma, Inc. 1,233,154 12,915,478
Astena Holdings Co., Ltd. 10,600 32,201
Asukanet Co., Ltd. 1,400 3,163
Atrae, Inc. 13,200 59,979
Aucnet, Inc. 9,800 128,118
Autobacs Seven Co., Ltd. 43,600 436,127
Avant Group Corp. 15,100 155,455
Avantia Co., Ltd. 200 1,066
Awa Bank, Ltd. (The) 20,100 474,921
#Axell Corp. 3,400 30,523
Axial Retailing, Inc. 40,900 289,118
Azbil Corp. 232,598 2,298,727
AZ-COM MARUWA Holdings,
Inc. 30,500 203,525
AZOOM Co., Ltd. 4,600 143,624
Bandai Namco Holdings, Inc. 319,800 9,968,385
Bando Chemical Industries,
Ltd. 14,300 179,893
Bank of Iwate, Ltd. (The) 9,444 248,276
Bank of Nagoya, Ltd. (The) 18,600 475,097
Bank of Saga, Ltd. (The) 6,900 143,549
Bank of the Ryukyus, Ltd. 26,500 258,885
Base Co., Ltd. 5,700 129,684
#*baudroie, Inc. 5,100 95,839

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
BayCurrent, Inc. 80,400 $ 3,687,164
Beauty Garage, Inc. 5,900 54,230
Belc Co., Ltd., Class R 5,200 244,380
Bell System24 Holdings, Inc. 33,200 285,332
Belluna Co., Ltd. 36,527 241,134
*Bengo4.com, Inc. 5,400 106,910
#Bewith, Inc. 4,300 42,064
Bic Camera, Inc. 55,600 561,757
BIPROGY, Inc. 40,000 1,619,162
B-Lot Co., Ltd., Class B 14,500 164,243
Blue Zones Holdings Co., Ltd. 9,800 499,367
#Bookoff Group Holdings, Ltd. 7,300 62,786
Br. Holdings Corp. 4,400 9,539
#BrainPad, Inc. 14,500 157,843
Bridgestone Corp. 259,500 11,393,710
Broadleaf Co., Ltd. 20,800 100,182
#BRONCO BILLY Co., Ltd. 2,800 68,067
Brother Industries, Ltd. 140,600 2,399,842
#Buffalo, Inc. 3,000 67,573
Bunka Shutter Co., Ltd. 33,900 447,804
Business Brain Showa-Ota,
Inc., Class G 800 15,994
Business Engineering Corp.,
Class G 1,500 61,536
BuySell Technologies Co., Ltd. 9,300 204,346
C. Uyemura & Co., Ltd. 3,900 317,964
Calbee, Inc. 45,600 848,331
Canon Marketing Japan, Inc. 22,200 925,871
Canon, Inc. 370,300 10,655,544
Canon, Inc., Sponsored ADR 73,500 2,108,715
Capcom Co., Ltd. 187,900 4,920,247
Career Design Center Co., Ltd. 3,000 42,706
#Careerlink Co., Ltd. 4,600 70,618
Carlit Co., Ltd. 17,200 171,157
Casio Computer Co., Ltd. 81,000 635,938
Cawachi, Ltd. 9,100 175,378
CCI Group, Inc. 120,000 513,323
CDS Co., Ltd. 1,100 12,881
#Celsys, Inc. 21,300 227,027
Central Automotive Products,
Ltd. 3,500 40,826
Central Glass Co., Ltd. 11,600 242,459
Central Japan Railway Co. 319,900 7,820,216
Central Security Patrols Co.,
Ltd. 4,700 83,166
#Ceres, Inc. 4,900 66,444
#Change Holdings, Inc. 28,000 205,745
Charm Care Corp. KK 18,500 130,895
Chiba Bank, Ltd. (The) 302,200 2,953,245
Chiba Kogyo Bank, Ltd. (The) 29,500 308,107
Chikaranomoto Holdings Co.,
Ltd. 7,200 66,085
Chino Corp. 3,400 30,545
*Chiyoda Corp. 56,000 148,674
Chori Co., Ltd. 6,100 157,395
Choushimaru Co., Ltd. 1,600 15,838
Chubu Electric Power Co., Inc. 367,100 5,111,353
Chubu Shiryo Co., Ltd. 13,900 144,544
Chubu Steel Plate Co., Ltd. 4,500 57,866
Shares Value †
JAPAN — (Continued)
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 $ 33,504
Chugai Mining Co., Ltd. 1,574 8,858
Chugai Pharmaceutical Co.,
Ltd. 302,900 13,859,609
Chugai Ro Co., Ltd. 3,400 103,067
Chugin Financial Group, Inc. 82,000 1,144,396
#Chugoku Electric Power Co.,
Inc. (The) 183,524 1,022,722
Chugoku Marine Paints, Ltd. 36,500 980,883
Citizen Watch Co., Ltd. 140,300 976,285
CKD Corp. 29,600 636,941
CMK Corp. 58,500 152,653
Coca-Cola Bottlers Japan
Holdings, Inc. 81,465 1,302,710
#Colowide Co., Ltd. 48,600 527,311
Computer Engineering &
Consulting, Ltd. 15,600 219,031
COMSYS Holdings Corp. 62,900 1,589,495
Comture Corp. 16,822 173,292
Copro-Holdings Co., Ltd. 9,000 60,407
*Core Concept Technologies,
Inc., Class B 3,000 18,519
Cosel Co., Ltd. 19,000 151,699
Cosmo Energy Holdings Co.,
Ltd. 77,378 1,767,004
Cosmos Initia Co., Ltd. 3,900 32,758
Cosmos Pharmaceutical Corp. 24,200 1,083,742
#Cota Co., Ltd. 1,540 12,136
#*Cover Corp. 3,500 41,576
#CREAL, Inc. 5,500 35,630
#Create Restaurants Holdings,
Inc. 150,600 718,516
Create SD Holdings Co., Ltd. 15,100 313,164
Creek & River Co., Ltd. 3,400 32,355
Cresco, Ltd. 17,100 180,374
Cross Cat Co., Ltd. 3,800 26,665
Cross Marketing Group, Inc. 1,400 6,034
Cross Plus, Inc. 900 7,507
CrowdWorks, Inc. 8,800 47,983
CTI Engineering Co., Ltd. 7,000 128,954
*CUC, Inc. 7,900 54,152
Curves Holdings Co., Ltd. 38,952 183,818
CyberAgent, Inc. 252,366 2,517,845
Cyberlinks Co., Ltd. 2,100 19,888
Cybozu, Inc. 14,800 295,414
Dai Nippon Printing Co., Ltd. 210,700 3,527,965
Dai Nippon Toryo Co., Ltd. 9,500 78,254
Daicel Corp. 162,927 1,405,008
Dai-Dan Co., Ltd. 17,400 773,685
#Daido Metal Co., Ltd. 34,800 236,510
Daido Steel Co., Ltd. 85,500 811,127
Daiei Kankyo Co., Ltd. 12,600 280,536
Daifuku Co., Ltd. 183,100 5,857,108
Daihatsu Infinearth Mfg Co.,
Ltd. 14,700 293,418
Daihen Corp. 8,300 545,773
Daiho Corp. 15,900 81,536
Daiichi Jitsugyo Co., Ltd. 4,800 81,477

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 6,300 $ 53,490
Dai-ichi Life Holdings, Inc. 1,749,061 12,318,530
Daiichi Sankyo Co., Ltd. 590,200 14,056,303
Daiichikosho Co., Ltd. 41,500 424,684
Daiki Aluminium Industry Co.,
Ltd. 18,100 132,412
Daikin Industries, Ltd. 110,999 12,951,264
#Daikoku Denki Co., Ltd. 2,800 48,601
#Daikokutenbussan Co., Ltd. 4,600 185,129
Daikyonishikawa Corp. 29,200 138,366
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 6,700 165,483
#Daio Paper Corp. 72,200 381,024
Daiseki Co., Ltd. 31,400 661,407
Daiseki Eco. Solution Co., Ltd. 1,800 21,569
Daishi Hokuetsu Financial
Group, Inc. 99,800 963,957
Daishinku Corp. 12,500 47,142
Daisue Construction Co., Ltd. 6,000 132,615
Daito Pharmaceutical Co., Ltd. 13,800 111,435
Daito Trust Construction Co.,
Ltd. 176,005 3,286,348
Daitron Co., Ltd. 3,100 93,269
Daiwa House Industry Co., Ltd. 302,100 10,261,850
Daiwa Securities Group, Inc. 742,960 5,736,594
Daiwabo Holdings Co., Ltd. 49,500 926,990
DCM Holdings Co., Ltd. 52,000 482,685
#Dear Life Co., Ltd. 24,900 178,440
Delica Foods Holdings Co.,
Ltd. 5,300 27,695
Denka Co., Ltd. 51,342 746,359
Denso Corp. 724,400 10,163,841
#Dentsu Group, Inc. 98,799 1,952,187
Dentsu Soken, Inc. 9,900 490,968
Dexerials Corp. 99,500 1,613,391
DIC Corp. 59,200 1,395,699
Digital Arts, Inc. 9,600 470,481
Digital Hearts Holdings Co.,
Ltd. 7,000 43,621
Digital Information
Technologies Corp. 5,100 82,134
dip Corp. 27,200 373,778
Disco Corp. 36,600 12,261,374
DKS Co., Ltd. 7,500 320,827
#DMG Mori Co., Ltd. 92,500 1,441,044
Double Standard, Inc. 2,000 21,927
Doutor Nichires Holdings Co.,
Ltd. 22,200 346,427
Dowa Holdings Co., Ltd. 32,400 1,177,761
DTS Corp. 60,600 505,869
Duskin Co., Ltd. 4,900 118,226
#DyDo Group Holdings, Inc. 10,500 165,350
Eagle Industry Co., Ltd. 15,700 278,626
Earth Corp. 6,800 222,466
East Japan Railway Co. 380,400 9,274,495
EAT&HOLDINGS Co., Ltd. 1,200 15,267
Ebara Corp. 311,300 8,347,540
Shares Value †
JAPAN — (Continued)
Ebara Jitsugyo Co., Ltd. 1,300 $ 35,400
#Eco's Co., Ltd. 900 16,574
EDION Corp. 50,700 667,421
EF-ON, Inc. 800 2,056
eGuarantee, Inc. 32,900 339,988
E-Guardian, Inc. 1,900 21,892
Ehime Bank, Ltd. (The) 24,900 202,038
Eisai Co., Ltd. 134,253 3,982,579
Elan Corp. 9,100 46,252
Elecom Co., Ltd. 21,400 250,596
Electric Power Development
Co., Ltd., Class B 62,500 1,188,902
EM Systems Co., Ltd. 1,000 5,310
en, Inc. 26,324 266,051
Endo Lighting Corp. 7,000 102,691
ENEOS Holdings, Inc. 1,770,200 11,178,154
Enplas Corp. 2,500 132,096
#Envipro Holdings, Inc. 2,800 9,142
#eRex Co., Ltd. 24,200 105,562
ERI Holdings Co., Ltd. 1,400 33,397
ES-Con Japan, Ltd. 25,700 166,990
Eslead Corp. 6,700 236,591
ESPEC Corp. 11,100 253,263
#Eternal Hospitality Group
Co., Ltd. 5,100 92,926
eWeLL Co., Ltd. 4,900 88,232
#*ExaWizards, Inc. 5,700 24,790
Exedy Corp. 17,300 582,824
EXEO Group, Inc. 123,500 1,782,094
Ezaki Glico Co., Ltd. 24,700 788,675
F&M Co., Ltd. 2,600 44,994
FaithNetwork Co, Ltd. 3,000 16,124
FANUC Corp. 240,700 7,669,964
Fast Fitness Japan, Inc. 2,600 30,227
Fast Retailing Co., Ltd. 83,000 30,526,630
*f-code, Inc. 5,000 65,561
*FDK Corp. 400 955
Feed One Co., Ltd. 15,400 101,764
Ferrotec Corp. 27,601 908,358
#FFRI Security, Inc. 1,500 105,547
#Fibergate, Inc. 3,800 17,143
FIDEA Holdings Co., Ltd. 12,350 132,675
#FINDEX, Inc. 1,500 8,023
Fintech Global, Inc. 125,700 83,226
First Bank of Toyama, Ltd.
(The) 34,300 324,398
Fixstars Corp. 21,800 284,997
Focus Systems Corp. 1,500 15,764
Food & Life Cos., Ltd. 69,400 3,385,421
Forum Engineering, Inc. 16,100 128,650
Foster Electric Co., Ltd. 19,600 340,206
FP Corp. 27,700 450,414
#FP Partner, Inc. 3,900 57,340
#France Bed Holdings Co.,
Ltd. 6,600 56,466
Freebit Co., Ltd. 5,300 54,667
#Freund Corp. 200 1,397
#*Fronteo, Inc. 21,000 126,637

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Fudo Tetra Corp. 9,424 $ 149,568
Fuji Co., Ltd. 9,300 118,925
Fuji Corp. 45,800 891,146
Fuji Corp., Ltd. 11,600 61,744
Fuji Die Co., Ltd. 2,300 13,198
Fuji Electric Co., Ltd. 84,933 6,097,556
Fuji Kyuko Co., Ltd. 19,500 313,914
#Fuji Oil Co., Ltd. 37,300 115,250
FUJI OIL Co., Ltd. 23,500 486,764
Fuji Pharma Co., Ltd. 12,400 127,014
Fuji Seal International, Inc. 26,900 473,900
Fujibo Holdings, Inc. 7,300 324,118
Fujicco Co., Ltd. 12,200 126,550
FUJIFILM Holdings Corp. 456,200 10,601,383
Fujikura Composites, Inc. 13,000 163,286
Fujikura, Ltd. 340,400 46,777,242
Fujimi, Inc. 3,500 54,980
Fujisash Co., Ltd. 1,770 9,146
Fujita Kanko, Inc. 4,500 326,572
Fujitsu, Ltd. 738,300 19,318,343
#Fujiya Co., Ltd. 5,400 90,611
FuKoKu Co., Ltd. 8,400 100,328
Fukuda Corp. 800 35,727
Fukuda Denshi Co., Ltd. 2,200 99,679
Fukui Bank, Ltd. (The) 11,300 159,464
Fukui Computer Holdings, Inc. 6,499 130,145
Fukuoka Financial Group, Inc. 113,000 3,289,767
Fukuyama Transporting Co.,
Ltd. 10,000 248,288
FULLCAST Holdings Co., Ltd. 13,000 142,780
Fumakilla, Ltd. 3,200 24,178
Funai Soken Holdings, Inc. 25,400 400,484
Furukawa Co., Ltd. 18,700 369,618
Furukawa Electric Co., Ltd. 48,300 3,448,768
Furuno Electric Co., Ltd. 16,100 937,438
#Furuya Metal Co., Ltd. 16,000 296,102
Furyu Corp. 15,800 107,176
Fuso Chemical Co., Ltd. 14,883 494,635
Fuso Pharmaceutical
Industries, Ltd. 1,400 19,248
Futaba Industrial Co., Ltd. 54,600 334,926
Future Corp. 16,000 225,997
G-7 Holdings, Inc. 10,200 84,683
GA Technologies Co., Ltd. 16,000 207,718
Gakken Holdings Co., Ltd. 16,100 107,330
Gakujo Co., Ltd. 5,900 61,813
Galilei Co., Ltd. 11,500 267,989
Genki Global Dining Concepts
Corp. 7,300 143,579
#Genky DrugStores Co., Ltd. 15,800 526,137
Geo Holdings Corp. 27,700 290,387
Gift Holdings, Inc. 6,000 125,799
#giftee, Inc. 10,200 72,169
Giken, Ltd. 6,101 65,345
Global Link Management KK 4,600 79,755
GLOBERIDE, Inc. 10,400 157,564
Glory, Ltd. 31,700 759,088
GMO Financial Gate, Inc. 2,262 84,868
Shares Value †
JAPAN — (Continued)
GMO Financial Holdings, Inc. 42,600 $ 248,872
#GMO GlobalSign Holdings
KK 2,100 28,299
GMO Payment Gateway, Inc. 21,600 1,181,547
Godo Steel, Ltd. 8,700 206,692
Goldwin, Inc. 26,400 436,987
Good Com Asset Co., Ltd. 300 2,646
Grandy House Corp. 6,000 22,044
Greens Co., Ltd. 6,500 95,145
grems, Inc. 8,500 127,068
GS Yuasa Corp. 63,400 1,777,035
GSI Creos Corp. 3,700 55,528
G-Tekt Corp. 16,600 213,676
#Gumi, Inc. 25,400 72,545
Gunma Bank, Ltd. (The) 181,200 1,883,101
Gunze, Ltd. 21,600 532,797
H.U. Group Holdings, Inc. 26,100 637,019
H2O Retailing Corp. 57,800 783,586
Hachijuni Bank, Ltd. (The) 205,400 2,071,266
Hagihara Industries, Inc. 6,700 70,064
Hagiwara Electric Holdings
Co., Ltd. 5,800 133,465
Hakuhodo DY Holdings, Inc. 121,400 878,654
Hakuto Co., Ltd. 5,900 147,830
Halows Co., Ltd. 6,000 170,394
Hamakyorex Co., Ltd. 46,700 464,105
Hamamatsu Photonics KK 155,000 1,741,115
#Hamee Corp., Class A 5,400 18,192
Hankyu Hanshin Holdings, Inc. 146,100 3,922,428
Hanwa Co., Ltd. 18,300 765,000
Happinet Corp. 12,100 494,038
Hard Off Corp. Co., Ltd. 3,400 39,881
Haseko Corp. 176,600 2,854,396
Hashimoto Sogyo Holdings
Co., Ltd. 1,500 11,645
Hazama Ando Corp. 104,300 1,169,232
Heiwa Corp. 25,500 331,713
Heiwa Real Estate Co., Ltd. 12,800 187,112
Heiwado Co., Ltd. 19,400 357,135
Hennge K.K. 11,500 109,510
Hibino Corp. 800 13,517
Hiday Hidaka Corp. 20,700 442,069
#*Hino Motors, Ltd. 263,701 600,818
Hioki EE Corp. 7,100 273,299
Hirakawa Hewtech Corp. 4,755 71,763
Hirano Tecseed Co., Ltd. 3,900 40,885
Hirata Corp. 15,000 198,825
Hirogin Holdings, Inc. 165,500 1,546,980
Hirose Electric Co., Ltd. 15,200 2,042,387
Hiroshima Electric Railway
Co., Ltd. 400 1,584
HIS Co., Ltd. 56,700 481,778
Hitachi Construction Machinery
Co., Ltd. 66,500 2,171,702
Hitachi, Ltd. 1,987,800 68,619,132
Hochiki Corp. 9,600 240,538
Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 1,700 25,347
Hodogaya Chemical Co., Ltd. 7,600 90,131

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Hogy Medical Co., Ltd. 10,000 $ 347,279
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 600 15,053
#Hokkaido Electric Power Co.,
Inc. 116,300 811,545
Hokkaido Gas Co., Ltd. 32,700 143,914
Hokkan Holdings, Ltd. 1,900 26,553
Hokko Chemical Industry Co.,
Ltd. 10,500 110,688
#Hokuetsu Corp. 36,500 194,044
Hokuhoku Financial Group,
Inc. 74,300 1,822,594
Hokuriku Electric Industry Co.,
Ltd. 1,700 25,149
Hokuriku Electric Power Co. 99,100 551,931
Hokuryo Co., Ltd. 2,100 37,923
Hokuto Corp. 17,400 206,015
Honda Motor Co., Ltd. 1,028,001 10,409,799
#Honda Motor Co., Ltd.,
Sponsored ADR 220,735 6,732,417
H-One Co., Ltd. 15,200 132,311
Honeys Holdings Co., Ltd. 14,300 137,565
Hoosiers Holdings Co., Ltd. 24,500 201,019
Horiba, Ltd. 20,900 1,948,840
Hoshizaki Corp. 48,000 1,691,863
Hosokawa Micron Corp. 9,000 332,998
#Hotland Holdings Co., Ltd. 7,000 93,376
House Foods Group, Inc. 30,100 564,076
Howa Machinery, Ltd. 8,000 74,207
Hoya Corp. 162,700 26,492,678
HS Holdings Co., Ltd.,
Registered 8,500 55,341
#Hulic Co., Ltd. 290,600 2,999,279
Hyakugo Bank, Ltd. (The) 106,200 658,343
Hyakujushi Bank, Ltd. (The) 14,100 494,239
Ibiden Co., Ltd. 82,290 7,806,747
IBJ, Inc. 15,200 79,525
#Ichibanya Co., Ltd. 39,100 228,425
#Ichikoh Industries, Ltd. 15,300 46,678
Ichinen Holdings Co., Ltd. 7,600 99,406
Ichiyoshi Securities Co., Ltd. 18,641 102,852
ID Holdings Corp. 1,900 24,975
IDEA Consultants, Inc. 100 2,272
Idec Corp. 14,400 219,755
Idemitsu Kosan Co., Ltd. 442,700 3,079,115
IDOM, Inc. 263,600 1,974,583
#IG Port, Inc. 7,400 70,131
IHI Corp. 598,700 12,494,372
Iida Group Holdings Co., Ltd. 80,300 1,231,696
Iino Kaiun Kaisha, Ltd. 112,000 913,855
IKK Holdings, Inc. 5,400 26,570
I'll, Inc. 6,610 104,693
Imuraya Group Co., Ltd. 4,600 74,022
Inaba Denki Sangyo Co., Ltd. 9,300 274,252
Inaba Seisakusho Co., Ltd. 2,700 27,762
Inabata & Co., Ltd. 19,200 430,599
#I-NE Co., Ltd. 2,700 22,048
I-Net Corp., Registered 6,800 111,498
Infomart Corp. 176,200 375,149
Shares Value †
JAPAN — (Continued)
INFRONEER Holdings, Inc. 143,600 $ 1,540,819
Innotech Corp. 4,200 49,837
Inpex Corp. 717,525 13,232,213
Insource Co., Ltd. 32,500 184,382
Intage Holdings, Inc. 3,300 36,544
#Intelligent Wave, Inc. 6,800 45,729
#Inter Action Corp. 6,400 59,033
Internet Initiative Japan, Inc. 59,200 1,068,870
#Inui Global Logistics Co., Ltd. 13,000 132,232
IPS, Inc. 5,400 105,683
Iriso Electronics Co., Ltd. 15,700 315,926
ISB Corp. 2,100 24,482
Ise Chemicals Corp. 600 122,878
#Iseki & Co., Ltd. 14,000 200,292
Isetan Mitsukoshi Holdings,
Ltd. 247,600 3,896,701
Ishihara Sangyo Kaisha, Ltd. 27,700 427,399
#Istyle, Inc. 78,500 229,301
Isuzu Motors, Ltd. 398,000 4,895,719
Itfor, Inc. 5,100 50,485
#ITmedia, Inc. 7,400 77,048
Ito En, Ltd. 29,400 605,729
ITOCHU Corp. 416,500 24,145,672
Itochu Enex Co., Ltd. 26,200 309,696
Itochu-Shokuhin Co., Ltd. 2,100 127,863
Itoham Yonekyu Holdings, Inc. 12,720 454,949
#Itoki Corp. 39,000 630,866
IwaiCosmo Holdings, Inc. 17,700 324,461
Iwaki Co., Ltd. 4,200 69,602
Iwatani Corp. 130,551 1,361,398
Iyogin Holdings, Inc. 131,200 2,049,907
Izumi Co., Ltd. 16,000 298,699
J Front Retailing Co., Ltd. 178,300 2,687,434
J Trust Co., Ltd. 62,400 164,450
JAC Recruitment Co., Ltd. 33,400 220,275
*Jade Group, Inc. 4,200 44,357
JANOME Corp. 8,600 61,686
Japan Airlines Co., Ltd. 113,100 2,039,478
Japan Airport Terminal Co.,
Ltd. 42,683 1,328,796
Japan Aviation Electronics
Industry, Ltd. 30,300 453,748
Japan Business Systems, Inc. 9,600 92,289
Japan Cash Machine Co., Ltd. 15,948 103,522
*Japan Communications, Inc. 127,400 124,047
Japan Electronic Materials
Corp. 11,800 336,257
Japan Elevator Service
Holdings Co., Ltd. 75,800 894,268
Japan Engine Corp. 800 66,729
Japan Exchange Group, Inc. 559,100 6,276,742
Japan Investment Adviser Co.,
Ltd. 26,300 302,683
Japan Lifeline Co., Ltd. 39,800 378,223
Japan Material Co., Ltd. 36,200 454,453
Japan Medical Dynamic
Marketing, Inc. 7,900 24,461
Japan Post Holdings Co., Ltd. 679,900 6,383,924
Japan Post Insurance Co., Ltd. 98,800 2,560,187

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Japan Property Management
Center  Co., Ltd. 4,100 $ 33,347
Japan Pulp & Paper Co., Ltd. 54,200 254,719
Japan Securities Finance Co.,
Ltd. 32,500 373,827
Japan Steel Works, Ltd. (The) 32,500 2,139,171
Japan System Techniques
Co., Ltd. 7,700 107,012
Japan Tobacco, Inc. 509,700 17,750,417
Japan Transcity Corp. 14,800 110,384
Japan Wool Textile Co., Ltd.
(The) 26,600 281,100
JBCC Holdings, Inc. 32,000 268,995
JCU Corp. 13,800 407,582
JDC Corp. 27,100 94,640
Jeol, Ltd. 29,000 979,248
JFE Holdings, Inc. 350,559 4,024,300
*JIG-SAW, Inc. 1,300 34,261
*Jimoty, Inc. 3,500 28,808
JINS Holdings, Inc. 6,900 348,460
#JINUSHI Co., Ltd. 9,500 178,832
JK Holdings Co., Ltd. 800 6,548
J-Lease Co., Ltd. 8,500 83,259
JM Holdings Co., Ltd. 18,600 182,070
J-Oil Mills, Inc. 12,500 163,659
Joshin Denki Co., Ltd. 12,300 213,337
Joyful Honda Co., Ltd. 35,300 467,443
#JP-Holdings, Inc. 37,000 142,904
JSB Co., Ltd. 5,600 132,498
JSP Corp. 6,000 73,532
JTEKT Corp. 129,924 1,306,788
*Juki Corp. 12,700 36,520
Juroku Financial Group, Inc. 14,100 514,375
Justsystems Corp. 10,100 326,822
JVCKenwood Corp. 326,700 2,626,451
Kadokawa Corp. 36,500 818,114
Kadoya Sesame Mills, Inc. 600 14,858
Kaga Electronics Co., Ltd. 16,100 373,617
#Kagome Co., Ltd. 41,100 709,789
Kajima Corp. 199,100 6,430,960
Kakaku.com, Inc. 76,600 1,366,872
Kakiyasu Honten Co., Ltd.,
Class B 2,000 33,871
#Kamakura Shinsho, Ltd. 12,500 46,980
Kameda Seika Co., Ltd. 3,200 79,764
Kamei Corp. 11,100 210,248
Kamigumi Co., Ltd. 47,200 1,417,639
Kanaden Corp. 7,100 96,553
Kanadevia Corp. 117,686 874,691
Kanamic Network Co., Ltd. 12,600 39,340
Kanamoto Co., Ltd. 26,200 611,399
Kandenko Co., Ltd. 65,900 2,017,788
Kaneka Corp. 23,100 638,472
Kaneko Seeds Co., Ltd. 300 3,225
Kanematsu Corp. 55,700 1,129,149
#Kanro, Inc. 15,300 144,206
Kansai Electric Power Co., Inc.
(The) 532,414 8,320,319
Kansai Paint Co., Ltd. 100,081 1,607,221
Shares Value †
JAPAN — (Continued)
Kanto Denka Kogyo Co., Ltd. 33,000 $ 223,206
Kao Corp. 273,000 11,554,055
#Kappa Create Co., Ltd. 14,800 143,048
Katitas Co., Ltd. 26,800 436,475
Kato Sangyo Co., Ltd. 4,400 169,082
Kato Works Co., Ltd. 7,000 63,068
KAWADA TECHNOLOGIES,
Inc. 7,600 199,552
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 18,522
Kawasaki Heavy Industries,
Ltd. 100,000 8,049,073
KDDI Corp. 1,583,900 25,307,649
#KeePer Technical Laboratory
Co., Ltd. 5,400 128,993
Keihan Holdings Co., Ltd. 66,612 1,349,492
Keihanshin Building Co., Ltd. 22,800 256,482
Keikyu Corp. 115,490 1,077,272
Keio Corp. 52,886 1,255,422
Keisei Electric Railway Co.,
Ltd. 222,904 1,776,808
KEIWA, Inc. 11,400 85,543
Keiyo Bank, Ltd. (The) 59,900 505,469
Kenko Mayonnaise Co., Ltd. 4,600 54,344
Kewpie Corp. 45,900 1,272,823
Keyence Corp. 50,200 18,694,453
KH Neochem Co., Ltd. 22,200 397,584
#Kibun Foods, Inc. 5,600 39,077
Kikkoman Corp. 355,300 2,827,547
Kimura Chemical Plants Co.,
Ltd. 11,900 82,961
Kintetsu Department Store
Co., Ltd. 11,200 136,606
Kintetsu Group Holdings Co.,
Ltd. 107,564 2,039,844
Kirin Holdings Co., Ltd. 440,700 6,191,913
Ki-Star Real Estate Co., Ltd. 6,500 220,668
Kitagawa Corp. 1,300 13,637
Kita-Nippon Bank, Ltd. (The) 900 22,054
Kitanotatsujin Corp. 11,600 10,241
Kitoku Shinryo Co., Ltd. 400 11,230
Kitz Corp. 58,300 655,073
Kiyo Bank, Ltd. (The) 27,700 539,418
#*KNT-CT Holdings Co., Ltd. 5,700 55,278
KOA Corp. 25,084 223,884
Koa Shoji Holdings Co., Ltd. 2,000 10,152
Kobe Bussan Co., Ltd. 84,100 1,952,716
#Kobe Electric Railway Co.,
Ltd. 2,300 34,801
Kobe Steel, Ltd. 286,881 3,382,684
Koei Tecmo Holdings Co., Ltd. 46,000 621,226
Kohnan Shoji Co., Ltd. 12,300 298,208
#Kohoku Kogyo Co., Ltd. 2,400 54,214
Kohsoku Corp. 800 14,831
Koito Manufacturing Co., Ltd. 113,153 1,691,915
#Kojima Co., Ltd. 15,000 107,202
Kokusai Electric Corp. 89,800 3,306,258
Kokuyo Co., Ltd. 135,600 778,982
Komatsu, Ltd., Class R 454,600 15,244,319

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
KOMEDA Holdings Co., Ltd. 28,700 $ 541,007
Komehyo Holdings Co., Ltd. 8,001 155,808
Komeri Co., Ltd. 9,300 193,781
Konami Group Corp. 50,400 8,420,992
Kondotec, Inc. 3,200 34,897
Konica Minolta, Inc. 373,500 1,285,933
Konishi Co., Ltd. 37,200 298,460
Konoike Transport Co., Ltd. 15,800 327,682
Konoshima Chemical Co., Ltd. 6,500 62,572
#Kosaido Holdings Co., Ltd. 67,500 185,340
Kose Corp. 16,100 617,539
Koshidaka Holdings Co., Ltd. 51,400 393,704
#Kotobuki Spirits Co., Ltd. 60,200 722,337
#*Kourakuen Corp. 1,100 7,362
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 600 12,366
KPP Group Holdings Co., Ltd. 42,888 212,415
Kraftia Corp. 25,225 1,335,793
Krosaki Harima Corp. 11,700 314,420
KRS Corp. 7,700 145,498
K's Holdings Corp. 86,100 854,265
KU Holdings Co., Ltd. 7,900 60,408
*kubell Co., Ltd. 10,800 27,411
Kubota Corp., Class R 577,434 7,498,340
Kumagai Gumi Co., Ltd. 52,400 476,534
Kumiai Chemical Industry Co.,
Ltd. 46,700 206,740
Kura Sushi, Inc. 10,803 232,813
Kurabo Industries, Ltd. 7,900 359,988
Kuraray Co., Ltd. 207,000 2,247,298
#Kureha Corp. 17,800 426,354
Kurimoto, Ltd. 27,000 304,080
Kurita Water Industries, Ltd. 62,706 2,384,420
Kuriyama Holdings Corp. 1,100 11,860
#Kushikatsu Tanaka Holdings
Co. 700 9,865
Kusuri no Aoki Holdings Co.,
Ltd. 27,300 692,180
KYB Corp. 23,200 590,335
Kyodo Printing Co., Ltd. 1,500 14,615
Kyoei Steel, Ltd. 16,263 242,591
Kyokuto Boeki Kaisha, Ltd. 5,100 59,093
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 21,600 362,162
Kyokuyo Co., Ltd. 9,300 287,654
Kyorin Pharmaceutical Co.,
Ltd. 27,600 251,715
Kyoritsu Maintenance Co., Ltd. 44,100 859,643
Kyosan Electric Manufacturing
Co., Ltd. 18,200 62,496
Kyoto Financial Group, Inc. 148,500 3,011,353
Kyowa Kirin Co., Ltd. 102,500 1,584,856
Kyushu Electric Power Co.,
Inc. 266,300 2,618,834
Kyushu Financial Group, Inc. 217,500 1,247,637
Kyushu Railway Co. 79,600 2,018,741
LA Holdings Co., Ltd. 5,400 263,945
#Lacto Japan Co., Ltd. 6,500 145,987
Shares Value †
JAPAN — (Continued)
LAND Co., Ltd. 1,682,500 $ 98,293
Lasertec Corp. 46,900 8,649,047
LEC, Inc. 11,000 72,903
Leopalace21 Corp. 96,400 394,223
Life Corp. 28,200 442,802
Lifedrink Co., Inc. 27,300 355,659
LIFULL Co., Ltd. 49,100 61,194
#LIKE, Inc. 5,400 52,579
Link And Motivation, Inc. 34,000 108,805
Lintec Corp. 19,100 486,628
Lion Corp. 160,115 1,579,272
LITALICO, Inc. 19,700 157,799
Lixil Corp. 186,757 2,072,990
Loadstar Capital KK 9,600 201,279
#Look Holdings, Inc. 2,200 37,758
LY Corp. 1,351,266 3,973,409
M&A Capital Partners Co., Ltd. 5,200 99,744
M3, Inc. 183,200 2,579,938
Mabuchi Motor Co., Ltd. 55,600 984,202
#Macbee Planet, Inc. 1,900 23,618
Macnica Holdings, Inc. 86,500 1,234,712
Maeda Kosen Co., Ltd. 29,800 372,947
Maezawa Industries, Inc. 9,400 117,397
Makino Milling Machine Co.,
Ltd. 8,600 625,231
Makita Corp. 124,800 3,788,029
Mamiya-Op Co., Ltd. 5,400 66,144
Mammy Mart Holdings Corp. 500 5,131
#Management Solutions Co.,
Ltd. 8,699 75,722
Mandarake, Inc. 5,200 12,658
Mandom Corp. 23,900 376,213
Mani, Inc. 44,800 428,938
MarkLines Co., Ltd. 9,100 116,958
Marubeni Corp. 452,000 11,149,265
Marubun Corp. 11,500 88,683
#Maruchiyo Yamaokaya Corp. 6,200 107,858
#Marudai Food Co., Ltd. 14,400 175,262
Maruha Nichiro Corp. 20,400 456,055
Marui Group Co., Ltd. 98,500 1,890,013
MARUKA FURUSATO Corp. 8,500 124,751
#Marumae Co., Ltd. 6,600 92,795
Maruwa Co., Ltd. 3,891 1,108,034
Maruzen CHI Holdings Co.,
Ltd. 500 1,074
Maruzen Showa Unyu Co.,
Ltd. 5,400 243,614
Marvelous, Inc. 6,500 23,881
Matching Service Japan Co.,
Ltd. 2,900 18,843
Matsuda Sangyo Co., Ltd. 10,900 292,921
Matsui Securities Co., Ltd. 50,900 253,748
MatsukiyoCocokara & Co. 176,200 3,193,915
Matsuoka Corp. 3,400 49,812
Matsuya Co., Ltd. 24,700 277,054
Matsuyafoods Holdings Co.,
Ltd. 4,700 178,475
Max Co., Ltd. 5,400 195,943
Maxell, Ltd. 41,889 608,805

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Maxvalu Tokai Co., Ltd. 1,200 $ 27,224
Mazda Motor Corp. 393,144 2,735,714
McDonald's Holdings Co
Japan, Ltd. 43,200 1,690,929
MCJ Co., Ltd. 45,400 429,083
Mebuki Financial Group, Inc. 619,600 3,868,704
#MEC Co., Ltd. 12,400 367,843
Media Do Co., Ltd. 6,300 74,428
Medipal Holdings Corp. 102,000 1,661,874
#Medius Holdings Co., Ltd. 2,200 11,396
#*Medley, Inc. 13,700 187,285
Megmilk Snow Brand Co., Ltd. 25,400 465,610
Meidensha Corp. 28,000 1,114,148
Meiji Electric Industries Co.,
Ltd. 2,200 33,202
MEIJI Holdings Co., Ltd. 151,336 2,910,704
Meiji Shipping Group Co., Ltd. 6,900 31,397
Meiko Electronics Co., Ltd. 25,200 1,670,131
MEITEC Group Holdings, Inc. 33,900 695,582
Meiwa Corp. 12,000 61,770
Meiwa Estate Co., Ltd. 4,900 34,033
Menicon Co., Ltd. 63,582 496,093
*Mercari, Inc. 71,000 1,051,485
METAWATER Co., Ltd. 17,000 365,259
Micronics Japan Co., Ltd. 28,600 1,700,536
#Midac Holdings Co., Ltd. 7,900 94,971
#Mie Kotsu Group Holdings,
Inc. 36,300 126,769
MIGALO HOLDINGS, Inc. 1,900 5,686
Milbon Co., Ltd. 9,970 149,885
MIMAKI ENGINEERING Co.,
Ltd. 17,600 194,673
MINEBEA MITSUMI, Inc. 238,859 4,738,263
Mipox Corp. 3,000 9,367
#Mirai Industry Co., Ltd. 1,100 23,813
MIRAIT ONE Corp. 49,100 953,443
Mirarth Holdings, Inc. 88,500 218,299
Miroku Jyoho Service Co., Ltd. 10,003 114,539
MISUMI Group, Inc. 161,400 2,526,999
Mitsuba Corp. 27,900 170,419
Mitsubishi Chemical Group
Corp. 867,841 4,541,019
Mitsubishi Corp. 1,167,500 28,131,252
Mitsubishi Electric Corp. 735,400 20,607,717
Mitsubishi Estate Co., Ltd. 388,798 8,237,556
Mitsubishi Gas Chemical Co.,
Inc. 86,700 1,607,880
Mitsubishi Heavy Industries,
Ltd. 1,184,300 35,770,004
#Mitsubishi Kakoki Kaisha, Ltd. 14,000 299,439
Mitsubishi Logisnext Co., Ltd. 17,800 177,821
Mitsubishi Logistics Corp. 158,600 1,152,013
Mitsubishi Materials Corp. 89,523 1,725,899
Mitsubishi Motors Corp. 529,519 1,296,171
#Mitsubishi Paper Mills, Ltd. 20,700 82,099
Mitsubishi Pencil Co., Ltd. 3,400 45,199
Mitsubishi Research Institute,
Inc. 5,000 158,385
Shares Value †
JAPAN — (Continued)
Mitsubishi Steel Manufacturing
Co., Ltd. 7,200 $ 87,771
Mitsubishi UFJ Financial
Group, Inc. 4,836,700 73,152,517
Mitsuboshi Belting, Ltd. 10,700 258,028
Mitsui & Co., Ltd. 857,736 21,168,494
Mitsui Chemicals, Inc. 127,348 3,014,755
Mitsui DM Sugar Co., Ltd. 7,900 155,636
Mitsui E&S Co., Ltd. 851,100 34,838,445
Mitsui Fudosan Co., Ltd. 961,700 9,997,485
Mitsui High-Tec, Inc. 74,400 372,833
Mitsui Kinzoku Co., Ltd. 51,681 5,287,024
Mitsui-Soko Holdings Co., Ltd. 34,000 892,954
Mitsuuroko Group Holdings
Co., Ltd. 8,100 110,836
Miura Co., Ltd. 53,300 1,035,000
Miyaji Engineering Group, Inc. 18,900 242,791
Miyazaki Bank, Ltd. (The) 8,200 246,977
Miyoshi Oil & Fat Co., Ltd. 5,400 77,115
Mizuho Financial Group, Inc. 1,007,600 33,677,144
Mizuho Medy Co., Ltd. 8,600 90,993
Mizuno Corp. 24,100 435,835
Mochida Pharmaceutical Co.,
Ltd. 2,700 51,667
Modec, Inc. 27,600 1,795,151
Monogatari Corp. (The) 20,900 522,992
MonotaRO Co., Ltd. 127,100 1,775,877
MORESCO Corp. 100 887
Morinaga & Co., Ltd. 40,200 692,941
Morinaga Milk Industry Co.,
Ltd. 52,800 1,138,565
Moriroku Co., Ltd. 4,200 63,986
Morita Holdings Corp. 21,600 327,249
Morito Co., Ltd. 6,600 69,618
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 4,000 127,876
MOS Food Services, Inc. 13,900 348,729
MrMax Holdings, Ltd. 8,700 43,541
MS&AD Insurance Group
Holdings, Inc. 647,000 13,380,559
MTG Co., Ltd. 3,700 89,345
MTI, Ltd. 4,000 20,850
Mugen Estate Co., Ltd. 11,600 153,231
m-up Holdings, Inc. 19,300 242,041
Murata Manufacturing Co., Ltd. 589,800 12,986,282
Musashi Seimitsu Industry
Co., Ltd. 39,300 890,312
Musashino Bank, Ltd. (The) 16,900 455,259
Nabtesco Corp. 61,100 1,535,680
Nachi-Fujikoshi Corp. 11,100 284,606
Nafco Co., Ltd. 2,300 29,859
Nagano Keiki Co., Ltd. 12,200 186,102
Nagase & Co., Ltd. 50,100 1,096,278
Nagase Brothers, Inc. 1,600 23,316
Nagoya Railroad Co., Ltd. 105,788 1,156,729
Nakabayashi Co., Ltd. 6,500 24,303
Nakanishi, Inc. 22,700 301,036
Nakayama Steel Works, Ltd. 33,500 134,170

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Namura Shipbuilding Co., Ltd. 36,100 $ 1,230,242
Nankai Electric Railway Co.,
Ltd. 46,900 847,704
Nanto Bank, Ltd. (The) 14,500 482,847
Nanyo Corp. 1,700 14,820
Nareru Group, Inc. 1,000 14,664
Natori Co., Ltd. 100 1,263
NCD Co., Ltd. 4,400 76,516
*NE, Inc. 5,400 28,042
NEC Corp. 518,200 18,897,456
#Needs Well, Inc. 11,300 38,436
NEOJAPAN, Inc. 1,100 13,031
*Net Protections Holdings, Inc. 47,400 245,530
New Art Holdings Co., Ltd. 2,310 21,517
Nexon Co., Ltd. 152,500 3,118,205
#Nextage Co., Ltd. 35,100 529,274
*NexTone, Inc. 5,000 71,403
NF Holdings Corp. 2,300 18,647
NGK Insulators, Ltd. 156,100 2,640,593
NH Foods, Ltd. 53,700 1,979,916
NHK Spring Co., Ltd. 135,551 2,550,793
Nice Corp. 1,200 13,834
Nichias Corp. 38,001 1,421,815
#Nichiban Co., Ltd. 100 1,240
Nichicon Corp. 34,100 343,092
Nichiden Corp. 4,700 75,814
Nichiha Corp. 13,600 242,241
Nichimo Co., Ltd. 2,400 38,854
Nichirei Corp. 146,241 1,729,584
Nichireki Group Co., Ltd. 4,100 64,565
Nichirin Co., Ltd. 700 16,312
NIDEC Corp. 495,600 6,057,673
Nifco, Inc. 53,703 1,561,711
Nihon Dempa Kogyo Co., Ltd. 16,100 117,990
Nihon Denkei Co., Ltd. 700 9,260
Nihon Flush Co., Ltd. 2,000 10,503
Nihon House Holdings Co.,
Ltd. 4,500 8,675
Nihon M&A Center Holdings,
Inc. 179,900 848,498
Nihon Nohyaku Co., Ltd. 46,000 257,986
Nihon Yamamura Glass Co.,
Ltd. 2,800 48,510
Nikkiso Co., Ltd. 80,700 791,521
Nikko Co., Ltd. 2,500 12,414
Nikkon Holdings Co., Ltd. 51,300 1,157,501
Nikon Corp. 163,900 1,917,158
Nintendo Co., Ltd. 290,900 24,632,699
Nippn Corp. 22,700 322,696
Nippon Air Conditioning
Services Co., Ltd. 8,800 75,002
Nippon Aqua Co., Ltd. 7,000 42,485
Nippon Avionics Co., Ltd. 3,000 106,131
Nippon Carbide Industries Co.,
Inc. 3,300 45,519
#Nippon Carbon Co., Ltd. 6,246 175,961
Nippon Chemical Industrial
Co., Ltd. 5,600 101,855
#*Nippon Chemi-Con Corp. 15,800 160,097
Shares Value †
JAPAN — (Continued)
#Nippon Coke & Engineering
Co., Ltd. 124,300 $ 76,651
#Nippon Concrete Industries
Co., Ltd. 32,300 67,722
Nippon Denko Co., Ltd. 70,700 154,658
Nippon Densetsu Kogyo Co.,
Ltd. 10,700 200,102
Nippon Dry-Chemical Co., Ltd. 3,800 208,185
Nippon Electric Glass Co., Ltd. 44,200 1,491,935
NIPPON EXPRESS
HOLDINGS, Inc. 172,822 3,676,205
Nippon Gas Co., Ltd. 43,800 838,300
Nippon Kayaku Co., Ltd. 80,800 739,266
Nippon Kodoshi Corp. 1,700 30,059
Nippon Light Metal Holdings
Co., Ltd. 45,800 668,917
Nippon Paint Holdings Co.,
Ltd. 528,600 3,371,195
Nippon Paper Industries Co.,
Ltd. 79,801 597,776
Nippon Parking Development
Co., Ltd. 182,600 320,029
Nippon Rietec Co., Ltd. 6,500 86,917
Nippon Sanso Holdings Corp. 107,100 3,565,018
Nippon Seiki Co., Ltd. 5,700 66,193
Nippon Sharyo, Ltd. 5,800 125,936
*Nippon Sheet Glass Co., Ltd. 132,201 496,006
Nippon Shinyaku Co., Ltd. 29,900 625,153
Nippon Shokubai Co., Ltd. 72,682 843,565
Nippon Signal Co., Ltd. 25,700 210,198
#Nippon Ski Resort
Development Co., Ltd. 11,000 37,272
Nippon Soda Co., Ltd. 17,000 377,398
Nippon Steel Corp. 2,031,190 8,389,512
Nippon Thompson Co., Ltd. 25,800 112,039
Nippon Yakin Kogyo Co., Ltd. 10,253 284,852
Nipro Corp. 120,700 1,178,755
Nireco Corp. 300 3,575
Nishimatsu Construction Co.,
Ltd. 13,000 447,158
Nishimatsuya Chain Co., Ltd. 19,500 261,384
Nishi-Nippon Financial
Holdings, Inc. 74,472 1,275,240
Nishi-Nippon Railroad Co., Ltd. 15,200 220,519
Nishio Holdings Co., Ltd. 15,000 427,445
Nissan Chemical Corp. 80,429 2,723,690
*Nissan Motor Co., Ltd. 1,285,171 2,948,998
Nissan Tokyo Sales Holdings
Co., Ltd. 9,400 30,692
Nissei ASB Machine Co., Ltd. 3,400 150,959
Nissei Plastic Industrial Co.,
Ltd. 2,000 11,035
Nissha Co., Ltd. 27,100 236,073
Nisshin Oillio Group, Ltd. (The) 5,900 194,937
Nisshin Seifun Group, Inc. 105,244 1,189,721
Nisshinbo Holdings, Inc. 90,800 718,478
#Nissin Foods Holdings Co.,
Ltd. 116,100 2,094,329
#Nisso Holdings Co., Ltd. 8,300 34,697

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Nissui Corp. 230,700 $ 1,605,338
Niterra Co., Ltd. 94,100 3,873,826
#Nitori Holdings Co., Ltd. 255,000 4,138,132
Nitta Gelatin, Inc. 2,800 18,012
NITTAN Corp. 3,400 14,721
Nitto Boseki Co., Ltd. 13,600 772,451
Nitto Denko Corp. 419,100 10,484,641
Nitto Kogyo Corp. 17,200 412,541
#Nitto Seiko Co., Ltd. 7,800 34,885
Nittoc Construction Co., Ltd. 3,500 27,831
Nittoku Co., Ltd., Class B 9,300 147,177
Noevir Holdings Co., Ltd. 6,500 184,593
NOF Corp. 95,200 1,697,539
Nohmi Bosai, Ltd. 2,700 66,512
#Nojima Corp. 126,900 938,230
Nomura Co., Ltd. 12,700 84,664
Nomura Holdings, Inc. 969,200 6,932,968
#*Nomura Holdings, Inc.,
Sponsored ADR 694,600 4,945,552
Nomura Micro Science Co.,
Ltd. 25,700 658,119
Nomura Real Estate Holdings,
Inc. 372,700 2,126,535
Nomura Research Institute,
Ltd. 176,808 6,920,595
Noritake Co., Ltd. 11,100 348,372
Noritsu Koki Co., Ltd. 18,900 205,863
Noritz Corp. 22,300 289,941
North Pacific Bank, Ltd. 184,000 862,341
NPC, Inc. 7,200 33,604
NPR-RIKEN Corp. 12,577 255,532
NS Solutions Corp. 32,400 818,123
NS Tool Co., Ltd. 9,800 48,728
NS United Kaiun Kaisha, Ltd. 10,700 382,701
NSD Co., Ltd. 32,500 695,336
NSK, Ltd. 245,906 1,244,096
NSW, Inc. 700 11,291
NTN Corp. 826,900 1,853,956
NTT, Inc. 12,098,400 12,439,626
#*Nxera Pharma Co., Ltd. 53,900 313,488
#Oat Agrio Co., Ltd. 2,100 29,921
Obara Group, Inc. 4,700 127,984
Obayashi Corp. 375,400 6,364,901
OBIC Business Consultants
Co., Ltd. 5,000 286,651
OBIC Co., Ltd. 133,200 4,138,966
Odakyu Electric Railway Co.,
Ltd. 171,700 1,816,695
Odawara Engineering Co., Ltd. 700 11,755
Oenon Holdings, Inc. 10,900 36,509
Ogaki Kyoritsu Bank, Ltd.
(The) 26,600 637,136
Ohara, Inc. 1,800 13,308
Ohba Co., Ltd. 1,800 12,993
Ohsho Food Service Corp. 11,700 255,941
OIE Sangyo Co., Ltd. 900 12,730
Oiles Corp. 14,400 211,436
Oisix ra daichi, Inc. 4,700 51,987
Oita Bank, Ltd. (The) 6,700 221,369
Shares Value †
JAPAN — (Continued)
Oji Holdings Corp. 529,800 $ 2,676,942
Okabe Co., Ltd. 7,500 44,643
#Okada Aiyon Corp. 3,400 45,155
Okamoto Industries, Inc. 2,300 75,395
Okamoto Machine Tool Works,
Ltd. 2,500 77,975
Okamura Corp. 25,600 375,222
Okasan Securities Group, Inc. 61,400 275,803
Oki Electric Industry Co., Ltd. 129,000 1,546,610
Okinawa Cellular Telephone
Co. 13,400 223,804
Okinawa Electric Power Co.,
Inc. (The) 31,511 206,794
Okinawa Financial Group, Inc. 10,979 274,021
OKUMA Corp. 27,500 614,959
Okumura Corp. 13,500 428,516
Okura Industrial Co., Ltd. 5,600 180,663
Okuwa Co., Ltd. 18,100 97,752
Olympus Corp. 747,300 9,214,218
Omron Corp. 102,200 2,859,252
Onamba Co., Ltd. 1,900 16,514
#One Career, Inc. 4,900 81,107
Ono Pharmaceutical Co., Ltd. 222,343 2,708,297
Onoken Co., Ltd. 13,500 120,756
Onward Holdings Co., Ltd. 104,400 438,459
Ootoya Holdings Co., Ltd. 700 25,627
Open House Group Co., Ltd. 47,500 2,287,511
Open Up Group, Inc. 27,500 307,212
Optex Group Co., Ltd. 22,100 334,681
#*Optim Corp. 10,900 39,622
Optorun Co., Ltd. 16,900 186,711
Oracle Corp. 19,300 1,782,733
Organo Corp. 15,500 1,336,146
Oriental Land Co., Ltd. 404,100 8,184,038
Oriental Shiraishi Corp. 89,200 246,081
#Oro Co., Ltd. 6,500 99,364
Osaka Gas Co., Ltd. 185,600 5,840,698
Osaka Organic Chemical
Industry, Ltd. 13,900 346,022
#Osaka Steel Co., Ltd. 3,400 57,294
OSAKA Titanium Technologies
Co., Ltd. 19,301 333,638
Osaki Electric Co., Ltd. 25,000 203,012
OSG Corp. 42,400 615,819
Otsuka Corp. 118,700 2,350,037
Otsuka Holdings Co., Ltd. 187,900 10,213,720
OUG Holdings, Inc. 400 10,048
Oval Corp. 7,700 32,888
*Oxide Corp. 2,000 22,304
OYO Corp. 2,300 43,027
Pacific Industrial Co., Ltd. 25,700 513,816
Pack Corp. (The) 7,900 61,588
PAL GROUP Holdings Co.,
Ltd. 56,400 725,616
PALTAC Corp. 11,800 348,359
Pan Pacific International
Holdings Corp. 1,065,240 6,346,287
Panasonic Holdings Corp. 1,108,700 12,943,409

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Paramount Bed Holdings Co.,
Ltd. 2,000 $ 45,893
Park24 Co., Ltd. 88,200 1,031,686
Pegasus Co., Ltd. 5,400 28,918
Penta-Ocean Construction
Co., Ltd. 204,160 1,874,553
People Dreams &
Technologies Group Co., Ltd. 900 9,377
*PeptiDream, Inc. 56,900 575,999
Persol Holdings Co., Ltd. 1,023,110 1,699,483
Pharma Foods International
Co., Ltd. 14,900 76,988
PHC Holdings Corp. 24,400 159,810
*PIA Corp. 3,700 72,172
Pickles Holdings Co., Ltd. 3,400 24,255
Pigeon Corp. 71,500 809,425
PILLAR Corp. 15,500 489,987
Pilot Corp. 12,300 372,062
#*PKSHA Technology, Inc. 9,000 261,433
*Plaid, Inc. 1,900 12,161
Plus Alpha Consulting Co., Ltd. 21,200 326,006
#Pole To Win Holdings, Inc. 7,800 16,759
#Port, Inc. 3,000 38,110
PR Times Corp. 4,200 81,107
Press Kogyo Co., Ltd. 50,800 215,988
Prestige International, Inc. 58,400 251,334
Prima Meat Packers, Ltd. 18,100 290,789
Procrea Holdings, Inc. 17,646 198,389
#Pro-Ship, Inc. 8,100 78,500
PS Construction Co., Ltd. 16,400 192,791
Punch Industry Co., Ltd. 2,600 6,852
QB Net Holdings Co., Ltd. 10,000 88,085
Qol Holdings Co., Ltd. 24,200 305,534
Quick Co., Ltd. 8,300 126,772
Raccoon Holdings, Inc. 8,300 35,936
Raito Kogyo Co., Ltd. 29,000 607,088
Raiznext Corp. 12,700 158,034
Raksul, Inc. 43,800 300,804
RAKUMACHI, Inc. 1,700 13,065
Rakus Co., Ltd. 113,392 917,853
*Rakuten Bank, Ltd. 46,900 2,583,146
Rakuten Group, Inc. 873,559 5,724,305
Rasa Corp. 1,700 18,230
Rasa Industries, Ltd. 6,000 195,904
Recruit Holdings Co., Ltd. 639,400 31,991,790
Relo Group, Inc. 51,501 554,274
#Renaissance, Inc. 1,600 10,916
Renesas Electronics Corp. 692,900 8,595,189
Rengo Co., Ltd. 134,100 817,631
#*RENOVA, Inc. 44,055 237,069
Resona Holdings, Inc. 1,292,900 12,534,135
Resonac Holdings Corp. 147,518 5,782,748
Resorttrust, Inc. 236,200 2,785,858
Restar Corp. 11,300 189,464
Retail Partners Co., Ltd. 13,600 113,881
Rheon Automatic Machinery
Co., Ltd. 13,700 128,770
Rhythm Co., Ltd. 900 19,600
Ricoh Co., Ltd. 356,800 3,066,458
Shares Value †
JAPAN — (Continued)
Riken Keiki Co., Ltd. 9,200 $ 210,211
Riken Technos Corp. 18,400 167,094
Riken Vitamin Co., Ltd. 12,400 225,213
#Ringer Hut Co., Ltd. 12,000 173,159
Rinnai Corp. 54,700 1,242,383
Rion Co., Ltd. 3,600 58,467
Rise Consulting Group, Inc. 12,600 72,301
Riso Kagaku Corp. 3,100 23,544
#Riso Kyoiku Group Corp. 25,276 32,322
Rohm Co., Ltd., Registered 200,747 3,227,745
Rohto Pharmaceutical Co.,
Ltd. 101,248 1,570,098
#Rokko Butter Co., Ltd. 300 2,286
Roland Corp., Registered 13,200 280,186
Rorze Corp. 75,097 1,053,176
Round One Corp. 114,000 821,395
#Royal Holdings Co., Ltd. 29,400 488,744
Ryobi, Ltd. 20,400 366,010
RYODEN Corp. 6,100 126,708
Ryohin Keikaku Co., Ltd. 407,600 8,384,567
Ryoyo Ryosan Holdings, Inc. 15,548 300,151
Ryoyu Systems Co., Ltd. 3,200 85,372
S Foods, Inc. 13,300 215,832
S&B Foods, Inc. 1,300 28,143
#Sac's Bar Holdings, Inc. 8,100 41,222
Sagami Holdings Corp. 1,400 15,176
Saibu Gas Holdings Co., Ltd. 16,400 196,730
Saizeriya Co., Ltd. 28,000 916,036
Sakai Chemical Industry Co.,
Ltd. 10,500 194,181
Sakai Heavy Industries, Ltd. 1,200 16,007
Sakai Moving Service Co., Ltd. 11,700 213,942
Sakata INX Corp. 31,400 464,513
Sakata Seed Corp. 9,300 238,454
#Sakura Internet, Inc. 5,900 131,745
Sala Corp. 24,900 169,874
#Samco, Inc., Class D 3,900 105,186
San Holdings, Inc. 2,800 27,336
San ju San Financial Group,
Inc. 14,400 341,177
San-A Co., Ltd. 20,400 355,151
San-Ai Obbli Co., Ltd. 30,000 397,650
Sangetsu Corp. 27,300 534,286
San-In Godo Bank, Ltd. (The) 70,600 620,967
#*SANIX HOLDINGS, Inc. 8,800 12,396
Sanken Electric Co., Ltd. 8,500 410,668
Sanki Engineering Co., Ltd. 18,600 641,109
Sanko Gosei, Ltd. 12,400 67,854
Sanko Metal Industrial Co.,
Ltd. 8,700 76,747
Sankyo Co., Ltd. 128,400 2,230,779
Sankyo Tateyama, Inc. 13,200 51,582
Sankyu, Inc. 29,200 1,491,511
Sanoh Industrial Co., Ltd. 19,900 118,841
Sanrio Co., Ltd. 101,900 4,734,013
*Sansan, Inc. 33,500 396,420
Sansei Technologies, Inc. 6,700 98,681
Sansha Electric Manufacturing
Co., Ltd. 200 1,175

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Sanshin Electronics Co., Ltd. 6,900 $ 130,964
Santec Holdings Corp.,
Registered 5,000 296,647
Santen Pharmaceutical Co.,
Ltd. 187,595 1,837,531
Sanwa Holdings Corp. 90,900 2,484,106
Sanyo Chemical Industries,
Ltd. 8,500 231,735
Sanyo Denki Co., Ltd. 14,600 374,347
#Sanyo Electric Railway Co.,
Ltd. 1,600 20,803
Sanyo Trading Co., Ltd. 12,600 129,963
Sapporo Holdings, Ltd. 30,500 1,465,061
Sato Corp. 23,600 335,491
Sato Shoji Corp. 1,400 19,575
Satori Electric Co., Ltd. 7,000 87,287
Sawai Group Holdings Co.,
Ltd. 55,200 659,118
#SBI Global Asset
Management Co., Ltd. 12,600 48,583
SBI Holdings, Inc. 168,500 7,562,293
#SBS Holdings, Inc. 14,145 311,263
SCREEN Holdings Co., Ltd. 46,799 4,461,026
Scroll Corp. 20,400 145,265
SCSK Corp., Class B 80,601 2,967,046
Secom Co., Ltd., Class B 230,700 7,806,557
Sega Sammy Holdings, Inc. 76,600 1,419,577
Segue Group Co., Ltd. 14,400 60,103
Seibu Holdings, Inc. 141,600 4,982,724
Seika Corp. 15,600 233,410
#Seikitokyu Kogyo Co., Ltd. 21,300 205,181
Seiko Electric Co., Ltd. 5,400 77,466
Seiko Epson Corp. 200,200 2,542,542
Seiko Group Corp. 16,400 756,899
Seino Holdings Co., Ltd. 59,400 839,786
Seiren Co., Ltd. 22,100 454,753
Sekisui Chemical Co., Ltd. 239,200 4,153,452
Sekisui House, Ltd. 399,900 8,594,780
SEMITEC Corp. 4,500 69,287
Senko Group Holdings Co.,
Ltd. 102,000 1,332,148
Senshu Electric Co., Ltd. 6,900 202,671
Senshu Ikeda Holdings, Inc. 668,900 2,887,401
Septeni Holdings Co., Ltd. 41,300 109,647
SERAKU Co., Ltd. 3,200 30,908
Seria Co., Ltd. 22,500 428,808
Seven & i Holdings Co., Ltd. 1,033,500 13,189,192
Seven Bank, Ltd. 423,100 777,512
#SFP Holdings Co., Ltd. 3,000 39,356
SG Holdings Co., Ltd. 170,800 1,570,466
Sharingtechnology, Inc. 18,100 109,854
*Sharp Corp. 154,165 858,112
Shibaura Machine Co., Ltd. 17,400 484,541
Shibaura Mechatronics Corp. 11,700 1,387,550
#Shibusawa Logistics Corp. 9,000 64,672
Shibuya Corp. 11,500 255,672
*SHIFT, Inc. 117,000 809,594
Shiga Bank, Ltd. (The) 18,900 764,318
Shikibo, Ltd. 3,400 22,158
Shares Value †
JAPAN — (Continued)
Shikoku Bank, Ltd. (The) 26,000 $ 245,562
Shikoku Electric Power Co.,
Inc. 74,300 664,603
Shima Seiki Manufacturing,
Ltd. 19,700 126,981
Shimadaya Corp. 3,200 36,600
Shimadzu Corp. 129,400 3,485,833
Shimamura Co., Ltd. 20,400 1,316,919
Shimano, Inc. 35,400 3,723,716
Shimizu Bank, Ltd. (The) 1,000 13,080
Shimizu Corp. 263,774 3,550,261
Shimojima Co., Ltd. 5,400 45,218
Shin Nippon Air Technologies
Co., Ltd. 12,100 242,306
Shinagawa Refra Co., Ltd. 17,000 204,258
Shindengen Electric
Manufacturing Co., Ltd. 5,900 134,426
Shin-Etsu Chemical Co., Ltd. 735,800 22,233,287
Shin-Etsu Polymer Co., Ltd. 20,000 250,949
Shinko Shoji Co., Ltd. 13,900 91,942
Shinmaywa Industries, Ltd. 45,400 592,052
Shinnihon Corp. 9,000 103,580
Shinnihonseiyaku Co., Ltd. 5,800 81,359
Shinsho Corp. 6,300 95,161
Shinwa Co., Ltd. 3,900 77,846
Shionogi & Co., Ltd. 376,800 6,310,370
Ship Healthcare Holdings, Inc. 47,072 703,842
Shiseido Co., Ltd. 233,574 3,942,049
Shizuoka Financial Group, Inc. 233,000 3,138,327
Shizuoka Gas Co., Ltd. 21,800 159,479
SHO-BOND Holdings Co., Ltd. 20,300 645,151
Shoei Co., Ltd. 29,700 315,980
Shoei Foods Corp. 3,700 94,629
Shofu, Inc., Class A 1,200 14,761
Showa Sangyo Co., Ltd. 11,800 225,422
SIGMAXYZ Holdings, Inc. 53,500 304,216
Siix Corp. 23,184 208,431
Simplex Holdings, Inc. 19,400 541,495
Sinfonia Technology Co., Ltd. 12,300 851,112
Sinko Industries, Ltd. 34,000 284,483
#SK-Electronics Co., Ltd. 600 11,614
SKY Perfect JSAT Holdings,
Inc. 106,800 1,050,980
Skylark Holdings Co., Ltd. 152,900 2,767,097
Skymark Airlines, Inc. 14,100 41,095
Smaregi, Inc. 1,500 27,721
SMC Corp. 28,100 9,588,894
SMS Co., Ltd. 60,700 524,434
Socionext, Inc. 109,502 2,481,396
Soda Nikka Co., Ltd. 2,700 17,526
SoftBank Corp. 13,392,800 19,012,725
Softcreate Holdings Corp.,
Class B 5,600 77,536
Software Service, Inc. 600 53,358
Sojitz Corp. 149,920 3,986,059
Soken Chemical & Engineering
Co., Ltd. 5,800 89,981
Solasto Corp. 51,700 169,140
Soliton Systems K.K. 3,000 33,436

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Solvvy, Inc. 1,600 $ 22,371
Sompo Holdings, Inc. 399,500 12,208,925
*Sony Financial Group, Inc. 3,143,200 3,170,642
*Sony Financial Group, Inc.,
ADR 6,400 31,808
Sony Group Corp. 3,190,900 89,727,557
#Sony Group Corp., ADR 32,000 892,480
Sotetsu Holdings, Inc. 42,300 709,508
Sparx Group Co., Ltd. 11,920 120,473
SPK Corp., Registered 1,700 24,729
S-Pool, Inc. 50,000 91,850
Square Enix Holdings Co., Ltd. 112,800 2,186,367
SRE Holdings Corp. 10,600 194,103
#SRS Holdings Co., Ltd. 19,500 145,185
St Marc Holdings Co., Ltd.,
Registered 10,100 174,589
Star Mica Holdings Co., Ltd. 23,100 170,639
Star Micronics Co., Ltd. 19,600 211,706
Startia Holdings, Inc. 4,200 75,300
Starts Corp., Inc. 20,100 624,313
Starzen Co., Ltd. 19,200 144,696
#St-Care Holding Corp. 2,300 12,392
Stella Chemifa Corp. 5,600 149,038
Step Co., Ltd. 1,600 25,207
STI Foods Holdings, Inc. 1,500 12,502
Strike Co., Ltd. 6,000 148,194
Studio Alice Co., Ltd. 1,200 15,820
Subaru Corp. 472,600 10,071,376
Subaru Enterprise Co., Ltd. 700 14,926
Sugi Holdings Co., Ltd. 59,100 1,276,718
#Sugimoto & Co., Ltd.,
Registered 5,300 62,201
Sukegawa Electric Co., Ltd. 500 24,667
SUMCO Corp. 256,059 2,622,006
Sumida Corp. 27,118 197,503
#Sumiseki Holdings, Inc. 1,400 5,080
Sumitomo Bakelite Co., Ltd. 41,139 1,373,125
Sumitomo Chemical Co., Ltd. 1,026,500 3,022,430
Sumitomo Corp. 435,800 12,690,265
Sumitomo Electric Industries,
Ltd. 466,900 17,123,657
#Sumitomo Forestry Co., Ltd. 331,200 3,455,935
#Sumitomo Heavy Industries,
Ltd. 71,752 1,924,037
Sumitomo Mitsui Financial
Group, Inc. 988,530 26,712,865
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 880,886 14,340,824
Sumitomo Mitsui Trust Group,
Inc. 387,700 10,647,877
Sumitomo Osaka Cement Co.,
Ltd. 28,600 715,673
*Sumitomo Pharma Co., Ltd. 53,600 586,084
Sumitomo Realty &
Development Co., Ltd. 184,100 7,864,478
Sumitomo Riko Co., Ltd. 24,800 421,288
Sumitomo Rubber Industries,
Ltd. 125,800 1,477,214
Shares Value †
JAPAN — (Continued)
Sumitomo Seika Chemicals
Co., Ltd. 6,800 $ 210,990
Sun Frontier Fudousan Co.,
Ltd. 26,300 389,750
#Suncall Corp. 39,900 262,106
Sundrug Co., Ltd. 36,200 977,521
#Suntory Beverage & Food,
Ltd. 82,100 2,484,504
Sun-Wa Technos Corp. 4,300 74,832
Suruga Bank, Ltd. 560,500 5,606,637
Suzuden Corp. 2,600 28,269
Suzuken Co., Ltd. 39,082 1,485,347
Suzuki Co., Ltd. 11,200 156,962
Suzuki Motor Corp. 857,100 12,840,783
Suzumo Machinery Co., Ltd.,
Class A 2,800 26,191
SWCC Corp. 20,100 981,156
Synchro Food Co., Ltd. 11,700 47,619
Sysmex Corp. 285,400 3,199,414
System Research Co., Ltd. 6,000 79,257
System Support Holdings, Inc. 5,300 104,758
Systems Engineering
Consultants Co., Ltd. 5,000 83,996
Systena Corp. 136,100 469,112
Syuppin Co., Ltd. 16,600 137,170
T Hasegawa Co., Ltd. 10,200 178,900
T&D Holdings, Inc. 250,400 5,397,932
T. RAD Co., Ltd. 2,900 131,583
Tachibana Eletech Co., Ltd.,
Class S 8,100 149,060
Tachi-S Co., Ltd., Class S 23,100 293,895
Tadano, Ltd. 56,300 392,497
Taihei Dengyo Kaisha, Ltd. 16,600 233,071
Taiheiyo Cement Corp. 88,461 2,406,543
Taiheiyo Kouhatsu, Inc. 1,300 6,498
Taiho Kogyo Co., Ltd. 9,200 40,907
Taikisha, Ltd. 15,000 297,459
Taiko Bank, Ltd. (The) 900 10,194
Taisei Corp. 87,600 6,388,537
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 100 1,712
Taiyo Holdings Co., Ltd. 16,900 905,912
Taiyo Yuden Co., Ltd. 76,585 2,187,859
Takamatsu Construction
Group Co., Ltd. 8,200 180,176
Takaoka Toko Co., Ltd. 7,200 160,774
Takara & Co., Ltd. 3,700 97,751
Takara Bio, Inc. 37,900 227,073
Takara Holdings, Inc. 90,600 922,437
Takara Standard Co., Ltd. 20,000 323,521
Takasago International Corp. 28,600 280,143
Takasago Thermal
Engineering Co., Ltd. 41,100 1,220,821
#Takashima & Co., Ltd. 16,400 87,293
Takashimaya Co., Ltd. 789,800 8,471,939
Takasho Co., Ltd. 2,400 6,559
Take And Give Needs Co., Ltd. 2,700 14,424
#TAKEBISHI Corp. 2,000 26,562

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Takeda Pharmaceutical Co.,
Ltd. 780,900 $ 21,051,428
Takeuchi Manufacturing Co.,
Ltd. 24,500 1,013,047
#Taki Chemical Co., Ltd. 700 16,403
Takuma Co., Ltd. 3,200 49,167
#Tama Home Co., Ltd. 8,300 194,765
Tamron Co., Ltd. 77,600 552,577
Tamura Corp. 58,559 201,462
Tanseisha Co., Ltd. 33,600 290,296
Taoka Chemical Co., Ltd. 1,900 15,121
Tayca Corp. 3,800 32,461
#Tazmo Co., Ltd. 7,700 119,307
TBK Co., Ltd., Class R 3,900 8,329
TDC Soft, Inc. 14,300 125,312
TDK Corp. 838,800 14,553,974
TechMatrix Corp. 26,800 380,111
Techno Ryowa, Ltd. 5,000 184,350
Teijin, Ltd. 114,500 1,003,004
Teikoku Electric Manufacturing
Co., Ltd. 5,500 110,318
Tekken Corp. 6,000 143,715
Temairazu, Inc., Registered 600 12,541
Tera Probe, Inc. 4,300 164,123
Terasaki Electric Co., Ltd. 1,600 50,164
Terumo Corp. 481,500 7,787,201
#Tess Holdings Co., Ltd. 29,601 67,059
THK Co., Ltd. 58,408 1,561,287
TIS, Inc. 114,000 3,933,076
TKC Corp. 7,200 188,582
*TKP Corp. 2,400 27,341
TOA Corp. 50,100 769,443
TOA ROAD Corp. 20,000 201,746
Toagosei Co., Ltd. 16,700 165,856
TOBISHIMA HOLDINGS, Inc. 10,400 142,308
Tobu Railway Co., Ltd. 89,300 1,439,593
Tocalo Co., Ltd. 47,800 702,781
Tochigi Bank, Ltd. (The) 70,900 253,124
Toda Corp. 131,100 884,609
Toei Animation Co., Ltd. 26,800 504,147
Toenec Corp. 25,700 279,429
Togami Electric Manufacturing
Co., Ltd. 600 16,475
Toho Bank, Ltd. (The) 165,200 488,989
Toho Co., Ltd. 47,400 2,786,371
Toho Co., Ltd. 4,200 90,513
Toho Gas Co., Ltd. 27,000 806,030
Toho Holdings Co., Ltd. 17,300 555,424
#Toho Titanium Co., Ltd. 34,600 355,759
#*Toho Zinc Co., Ltd. 10,799 47,246
Tohoku Electric Power Co.,
Inc. 227,200 1,557,387
Tokai Carbon Co., Ltd. 146,600 983,487
Tokai Corp. 800 11,102
TOKAI Holdings Corp. 98,600 653,472
Tokai Rika Co., Ltd. 26,500 477,862
Tokai Tokyo Financial
Holdings, Inc. 151,589 562,844
Tokio Marine Holdings, Inc. 951,500 35,711,746
Shares Value †
JAPAN — (Continued)
Tokushu Tokai Paper Co., Ltd. 5,400 $ 52,018
Tokuyama Corp. 44,800 1,115,238
Tokyo Base Co., Ltd. 21,700 64,091
*Tokyo Electric Power Co.
Holdings, Inc. 902,078 4,521,076
Tokyo Electron Device, Ltd. 17,000 333,258
Tokyo Electron, Ltd. 207,481 46,033,563
Tokyo Energy & Systems, Inc. 8,000 92,538
Tokyo Gas Co., Ltd. 179,100 6,280,213
Tokyo Kiraboshi Financial
Group, Inc. 19,400 924,319
Tokyo Ohka Kogyo Co., Ltd. 58,600 2,150,309
Tokyo Rope Manufacturing
Co., Ltd. 5,500 51,589
Tokyo Sangyo Co., Ltd. 4,600 27,889
Tokyo Seimitsu Co., Ltd. 23,832 1,649,081
Tokyo Steel Manufacturing
Co., Ltd. 32,800 289,772
Tokyo Tatemono Co., Ltd. 127,800 2,387,099
Tokyo Tekko Co., Ltd. 6,200 226,984
Tokyotokeiba Co., Ltd. 11,500 412,807
Tokyu Construction Co., Ltd. 52,800 359,529
Tokyu Corp. 258,400 2,878,286
Tokyu Fudosan Holdings Corp. 443,100 3,563,668
Toli Corp. 25,700 104,098
Tomen Devices Corp. 1,800 110,298
Tomoe Engineering Co., Ltd. 4,500 46,328
Tomoku Co., Ltd. 6,000 128,331
TOMONY Holdings, Inc. 145,000 642,855
Tomy Co., Ltd. 56,889 1,172,824
Topre Corp. 30,799 448,625
Topy Industries, Ltd. 8,600 159,434
Toray Industries, Inc. 787,300 4,835,056
#Torex Semiconductor, Ltd. 1,300 13,434
#Toridoll Holdings Corp. 29,900 866,402
Torishima Pump
Manufacturing Co., Ltd., Class
A 14,600 198,546
Tosei Corp. 17,400 370,465
Toshiba TEC Corp. 16,500 334,166
Tosho Co., Ltd. 8,100 41,485
Tosoh Corp. 172,800 2,467,690
Totech Corp. 18,500 383,077
Totetsu Kogyo Co., Ltd. 15,800 434,345
TOTO, Ltd. 78,265 1,993,013
Towa Bank, Ltd. (The) 20,900 126,034
Towa Pharmaceutical Co., Ltd. 20,300 373,439
Toyo Corp. 6,700 72,412
#Toyo Gosei Co., Ltd. 2,900 132,336
Toyo Innovex Co., Ltd. 6,500 27,974
Toyo Kanetsu KK 4,300 126,023
Toyo Seikan Group Holdings,
Ltd. 59,000 1,325,494
Toyo Suisan Kaisha, Ltd. 43,200 3,139,294
#Toyo Tanso Co., Ltd. 14,300 429,311
#Toyo Tire Corp. 94,700 2,597,173
Toyobo Co., Ltd. 75,879 563,964
Toyoda Gosei Co., Ltd. 40,300 935,725
Toyokumo, Inc. 2,000 38,012

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Toyota Boshoku Corp. 68,400 $ 1,042,950
Toyota Motor Corp. 3,999,301 81,463,156
#Toyota Motor Corp.,
Sponsored ADR 9,270 1,892,841
Toyota Tsusho Corp. 431,516 13,212,560
Traders Holdings Co., Ltd. 9,900 57,579
Transaction Co., Ltd. 23,400 155,235
Transcosmos, Inc. 6,200 146,896
TRE Holdings Corp. 46,124 463,471
#Treasure Factory Co., Ltd. 13,600 147,781
Trend Micro, Inc. 71,600 3,663,775
Trenders, Inc. 800 4,336
#Tri Chemical Laboratories,
Inc. 24,000 466,275
Trusco Nakayama Corp. 24,200 382,349
#Tsubaki Nakashima Co., Ltd. 34,600 87,592
Tsubakimoto Chain Co. 41,600 583,812
Tsubakimoto Kogyo Co., Ltd. 1,100 19,486
Tsuburaya Fields Holdings,
Inc. 26,400 372,210
Tsugami Corp. 80,400 1,428,939
Tsukada Global Holdings, Inc. 15,400 62,978
Tsukishima Holdings Co., Ltd. 28,900 478,931
Tsukuba Bank, Ltd. 76,000 155,399
Tsumura & Co. 41,310 958,640
Tsuruha Holdings, Inc. 110,500 1,920,149
Tsurumi Manufacturing Co.,
Ltd. 4,600 58,107
Tsuzuki Denki Co., Ltd. 3,200 65,639
TWOSTONE&Sons 3,800 18,105
UACJ Corp. 105,300 1,363,627
UBE Corp. 62,800 925,154
#Ubicom Holdings, Inc. 2,600 19,375
Uchida Yoko Co., Ltd. 5,000 337,866
#ULS Group, Inc. 5,000 24,082
Ulvac, Inc. 29,162 1,329,615
U-Next Holdings Co., Ltd. 38,100 503,285
Unicharm Corp. 658,033 4,072,795
Unipres Corp. 33,900 264,062
United Arrows, Ltd. 15,900 198,989
United Super Markets
Holdings, Inc. 35,046 187,224
#UNITED, Inc. 4,200 13,850
*Universal Entertainment Corp. 16,500 92,645
Urbanet Corp. Co., Ltd. 4,200 15,322
User Local, Inc. 6,400 81,509
Ushio, Inc. 41,300 686,434
USS Co., Ltd. 210,000 2,320,080
UT Group Co., Ltd. 27,900 497,855
V Technology Co., Ltd. 8,200 184,966
Valor Holdings Co., Ltd. 33,700 617,759
Valqua, Ltd. 10,900 274,879
#Value HR Co., Ltd. 7,300 80,129
ValueCommerce Co., Ltd. 18,200 79,626
Vector, Inc. 22,155 166,966
#Vega Corp. Co., Ltd. 700 7,311
#Vertex Corp. 5,200 46,581
Vision, Inc. 28,300 224,666
*Visional, Inc. 13,000 904,612
Shares Value †
JAPAN — (Continued)
Vital KSK Holdings, Inc. 21,600 $ 174,421
*VRAIN Solution, Inc. 2,400 45,272
VT Holdings Co., Ltd. 70,700 223,497
Wacoal Holdings Corp. 19,500 681,370
Wacom Co., Ltd. 108,500 590,198
Wakachiku Construction Co.,
Ltd. 500 15,595
Wakita & Co., Ltd. 20,200 232,742
Warabeya Nichiyo Holdings
Co., Ltd. 12,700 257,207
#Waseda Academy Co., Ltd. 2,400 37,078
Watahan & Co., Ltd. 100 930
WDB Holdings Co., Ltd. 1,200 12,580
#Wealth Management, Inc. 800 5,712
#Weathernews, Inc. 10,300 268,774
Welcia Holdings Co., Ltd. 76,078 1,518,054
Wellneo Sugar Co., Ltd. 3,400 55,661
Wellnet Corp. 11,100 46,978
West Holdings Corp. 16,145 154,790
West Japan Railway Co. 234,700 4,815,726
#Will Group, Inc. 2,700 17,859
WingArc1st, Inc. 12,800 279,173
Wood One Co., Ltd. 800 4,461
Workman Co., Ltd. 9,500 357,664
World Co., Ltd. 28,301 497,663
World Holdings Co., Ltd. 4,300 70,087
#*W-Scope Corp. 21,000 34,488
Xebio Holdings Co., Ltd. 20,800 147,303
#YAC Holdings Co., Ltd. 10,700 62,580
Yahagi Construction Co., Ltd. 18,200 257,899
#Yakult Honsha Co., Ltd. 130,300 1,948,305
YAKUODO Holdings Co., Ltd. 5,300 69,976
YAMABIKO Corp. 23,894 400,624
YAMADA Consulting Group
Co., Ltd. 1,300 14,852
Yamada Holdings Co., Ltd. 351,583 1,057,567
Yamae Group Holdings Co.,
Ltd. 15,564 258,836
Yamagata Bank, Ltd. (The) 16,200 176,559
Yamaguchi Financial Group,
Inc. 110,300 1,265,491
Yamaha Corp. 206,100 1,304,254
Yamaha Motor Co., Ltd. 598,300 4,330,301
Yamaichi Electronics Co., Ltd. 20,400 607,147
#Yamami Co. 1,200 31,197
Yamanashi Chuo Bank, Ltd.
(The) 19,100 407,280
Yamatane Corp. 5,200 86,141
Yamato Holdings Co., Ltd. 128,043 1,871,753
#Yamaura Corp. 3,900 36,201
Yamax Corp. 3,700 48,515
Yamaya Corp. 700 10,760
Yamazaki Baking Co., Ltd. 71,100 1,393,801
Yamazen Corp. 28,040 260,096
#Yashima Denki Co., Ltd. 9,300 156,957
Yaskawa Electric Corp. 109,900 3,028,305
YE DIGITAL Corp. 2,400 10,251
Yellow Hat, Ltd. 41,900 422,658
Yodoko, Ltd. 12,300 103,874

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Yokogawa Bridge Holdings
Corp. 18,600 $ 332,507
Yokogawa Electric Corp. 128,800 3,865,129
Yokohama Financial Group,
Inc. 564,600 4,108,381
Yokohama Rubber Co., Ltd.
(The) 91,000 3,264,198
Yokorei Co., Ltd. 32,200 256,254
Yokowo Co., Ltd. 13,700 175,991
Yondenko Corp. 17,100 156,287
#Yondoshi Holdings, Inc. 9,500 105,634
Yonex Co., Ltd. 30,700 791,140
#Yorozu Corp. 7,400 44,048
*Yoshimura Food Holdings KK 9,100 38,691
#Yoshinoya Holdings Co., Ltd. 42,400 837,239
Yossix Holdings Co., Ltd. 4,200 69,003
Yotai Refractories Co., Ltd.,
Registered 100 1,154
Yuasa Trading Co., Ltd. 10,300 335,633
Yukiguni Factory Co., Ltd. 10,000 66,794
Yurtec Corp. 20,100 324,617
Yushin Co 3,100 12,979
Yutaka Giken Co., Ltd. 2,200 43,342
Zacros Corp. 15,200 104,093
Zenrin Co., Ltd. 27,300 182,526
Zensho Holdings Co., Ltd. 50,500 3,148,567
Zeon Corp. 86,807 892,271
ZERIA Pharmaceutical Co.,
Ltd. 21,600 280,560
Zero Co., Ltd. 1,000 20,480
#ZIGExN Co., Ltd. 42,165 139,587
Zojirushi Corp., Class B 16,800 181,462
ZOZO, Inc. 208,600 1,805,641
Zuiko Corp. 5,400 33,650
TOTAL JAPAN 2,711,726,033
NETHERLANDS — (3.8%)
Aalberts NV, Registered 87,417 2,782,734
ΩABN AMRO Bank NV, Class
CV 325,860 9,744,959
Acomo NV 4,306 116,795
Ω*Adyen NV 11,729 20,152,112
Aegon, Ltd. 238,436 1,817,992
Aegon, Ltd., Registered 621,598 4,705,497
Akzo Nobel NV 100,393 6,655,787
Ω#*Alfen NV 5,897 65,463
Allfunds Group PLC 154,853 1,179,628
AMG Critical Materials NV 27,352 909,839
APERAM SA 27,146 948,105
Arcadis NV 35,962 1,719,236
ArcelorMittal SA 80,521 3,081,806
ArcelorMittal SA Sponsored 182,357 6,945,978
ASM International NV 26,074 16,913,190
ASML Holding NV, Class B 26,682 28,274,174
ASML Holding NV, Sponsored
NVDR 137,070 145,188,656
ASR Nederland NV, Class B 132,674 8,866,372
Ω*Basic-Fit NV 52,505 1,561,090
Shares Value †
NETHERLANDS — (Continued)
BE Semiconductor Industries
NV 35,899 $ 6,115,758
#Brunel International NV 14,181 126,523
Coca-Cola Europacific
Partners PLC 92,844 8,283,519
Corbion NV 30,002 611,537
ΩCTP NV 38,310 799,451
*Flow Traders, Ltd. 22,995 633,265
ForFarmers NV 15,802 76,511
*Fugro NV 64 –
Fugro NV 67,107 686,251
HAL Trust 14,140 2,222,839
Havas NV 354,812 621,044
Heineken NV 187,939 14,542,279
IMCD NV 31,922 3,315,260
ING Groep NV 1,186,151 29,735,918
*InPost SA 126,104 1,589,400
JDE Peet's NV 92,817 3,383,150
Kendrion NV 20 329
Koninklijke Ahold Delhaize NV 504,875 20,692,649
Koninklijke BAM Groep NV 209,345 1,946,300
Koninklijke Heijmans NV 13,335 946,564
Koninklijke KPN NV 2,649,050 12,285,183
#Koninklijke Philips NV 196,651 5,388,383
#Koninklijke Philips NV
Sponsored 300,367 8,206,026
Koninklijke Vopak NV 32,622 1,478,985
Nedap NV 385 46,392
NN Group NV 174,133 11,934,462
OCI NV 41,020 161,163
#*Pharming Group NV 534,840 700,650
#PostNL NV 94,294 104,535
*Prosus NV 422,918 29,253,781
#Randstad NV 66,131 2,594,405
SBM Offshore NV 81,250 2,100,646
ΩSignify NV 85,545 2,051,737
#Sligro Food Group NV 2,539 27,313
Stellantis NV 13,994 141,765
TKH Group NV 28,094 1,244,515
*TomTom NV 38,355 231,307
Universal Music Group NV 596,790 16,028,744
Van Lanschot Kempen NV 18,340 1,073,220
Wolters Kluwer NV 124,062 15,214,205
TOTAL NETHERLANDS 468,225,377
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 135,700 839,252
Air New Zealand, Ltd. 740,122 252,179
Auckland International Airport,
Ltd. 650,941 3,026,818
#Channel Infrastructure NZ,
Ltd. 86,632 132,954
#Chorus, Ltd. 118,691 636,183
Contact Energy, Ltd. 405,902 2,166,336
EBOS Group, Ltd. 82,086 1,358,487
Fisher & Paykel Healthcare
Corp., Ltd. 218,183 4,635,360
*Fletcher Building, Ltd. 404,986 756,043
Freightways Group, Ltd. 14,574 122,850

Dimensional International Core Equity Market ETF
continued
Shares Value †
NEW ZEALAND — (Continued)
Genesis Energy, Ltd. 23,279 $ 33,460
*Gentrack Group, Ltd. 60 315
Hallenstein Glasson Holdings,
Ltd. 44 248
Heartland Group Holdings, Ltd. 593 369
#Infratil, Ltd. 334,541 2,367,862
Mainfreight, Ltd. 20,600 710,743
Mercury NZ, Ltd. 240,614 892,862
Meridian Energy, Ltd. 505,973 1,715,290
NZME, Ltd. 136 91
NZX, Ltd. 234 206
#*Oceania Healthcare, Ltd. 231,066 104,533
Port of Tauranga, Ltd. 50,389 226,802
*Ryman Healthcare, Ltd. 245,056 402,750
Sanford, Ltd. 52 183
Scales Corp., Ltd. 8,789 30,701
Skellerup Holdings, Ltd. 5,006 15,738
SKY Network Television, Ltd. 92 189
#*SKYCITY Entertainment
Group, Ltd. 368,400 154,004
Spark New Zealand, Ltd. 954,693 1,339,425
#Summerset Group Holdings,
Ltd. 114,675 761,755
#Tourism Holdings, Ltd. 87 126
Vector, Ltd. 144 413
#*Vista Group International,
Ltd. 136 206
TOTAL NEW ZEALAND 22,684,733
NORWAY — (0.7%)
2020 Bulkers, Ltd. 14,066 191,867
ABG Sundal Collier Holding
ASA 252 175
AF Gruppen ASA 7,406 124,739
Akastor ASA 92 101
Aker ASA, Class A 7,109 553,011
Aker BP ASA 204,810 5,322,212
Aker Solutions ASA 112,625 310,591
AKVA Group ASA 8 71
Atea ASA, Class A 33,819 516,129
Austevoll Seafood ASA 45,342 427,114
Ω#*AutoStore Holdings, Ltd. 27,736 26,949
Bakkafrost P/F 23,530 1,080,567
BLUENORD ASA 7,942 363,464
Bonheur ASA 1,368 29,816
Borregaard ASA 32,884 624,074
Bouvet ASA 19,144 121,862
*BW Energy, Ltd. 3,963 15,179
ΩBW LPG, Ltd. 63,827 847,918
Ω#BW LPG, Ltd. 3,350 45,058
BW Offshore, Ltd. 59,479 217,528
*Cadeler A/S 62,048 288,254
*Cadeler A/S, ADR 1,332 24,682
#DNB Bank ASA 347,082 8,861,493
DNO ASA 319,753 439,003
DOF Group ASA 42,281 379,891
Ω#Elkem ASA 153,977 406,062
*Elliptic Laboratories ASA 11,808 11,788
ΩElmera Group ASA 71,504 230,408
Shares Value †
NORWAY — (Continued)
Elopak ASA 68,814 $ 324,448
Ω#Entra ASA, Class B 29,422 327,462
Equinor ASA 412,112 9,857,823
Equinor ASA, Sponsored ADR 23,306 558,412
ΩEuropris ASA 78,742 679,471
#FLEX LNG, Ltd. 3,681 95,596
FLEX LNG, Ltd. 9,512 247,027
Frontline PLC 75,907 1,866,735
#Gjensidige Forsikring ASA 68,069 1,834,111
*Grieg Seafood ASA 28,047 188,238
Hafnia, Ltd. 172,577 1,080,125
#*Hexagon Composites ASA 82,384 74,347
Himalaya Shipping, Ltd. 11,203 86,152
Hoegh Autoliners ASA 87,703 787,571
ΩKid ASA 19,340 262,278
Kitron ASA 79,532 593,525
ΩKlaveness Combination
Carriers ASA 15,873 120,652
*Kongsberg Automotive ASA 477,260 81,706
Kongsberg Gruppen ASA 155,086 3,971,061
Leroy Seafood Group ASA 100,224 472,146
*LINK Mobility Group Holding
ASA 182,570 541,379
Magnora ASA 21,193 42,944
#Mowi ASA 156,951 3,453,342
MPC Container Ships ASA 266,684 466,706
ΩMulticonsult ASA 4,039 68,668
#*Napatech A/S 4,182 13,559
NORBIT ASA 18,014 364,128
Norconsult Norge A/S 5,242 24,275
*Nordic Semiconductor ASA 55,724 809,674
Norsk Hydro ASA 661,490 4,481,442
Ω*Norske Skog ASA 31,139 48,262
Norwegian Air Shuttle ASA 80,267 124,840
*NRC Group ASA 23,285 17,814
Odfjell Drilling, Ltd. 65,189 525,149
Odfjell SE, Class A 5,925 71,332
Odfjell Technology, Ltd. 10,110 58,160
*OKEA ASA 25,553 46,120
Ω#Okeanis Eco Tankers Corp. 6,204 214,323
Olav Thon Eiendomsselskap
ASA 16 419
#Orkla ASA 177,456 1,801,406
Panoro Energy ASA 58,281 125,008
#Paratus Energy Services, Ltd. 23,644 97,082
Pareto Bank ASA 1,970 16,688
Pexip Holding ASA 26,409 162,626
Protector Forsikring ASA 28,085 1,267,260
Rana Gruber ASA 17,390 109,838
Rogaland Sparebank 985 13,407
#Salmar ASA 20,038 1,127,972
SATS ASA 122,532 439,649
Ω*Scatec ASA 70,487 744,099
Sea1 offshore, Inc. 29,477 58,418
Ω#*Shelf Drilling, Ltd. 62,389 112,975
Solstad Maritime Holding AS 53 94
*Solstad Offshore ASA 20,567 88,432
SpareBank 1 Helgeland 324 5,412

Dimensional International Core Equity Market ETF
continued
Shares Value †
NORWAY — (Continued)
Sparebank 1 Oestlandet 10,946 $ 192,110
SpareBank 1 Sor-Norge ASA 57,372 987,867
Sparebanken More 1,509 14,915
Stolt-Nielsen, Ltd., Class R 12,565 422,272
Storebrand ASA 272,218 4,227,109
Subsea 7 SA 146,087 2,671,368
Telenor ASA 258,986 3,855,242
TGS ASA 139,441 1,207,383
#TOMRA Systems ASA 85,573 1,048,839
Var Energi ASA 391,885 1,320,105
Veidekke ASA 38,500 596,702
#Vend Marketplaces ASA,
Class B 64,885 2,238,310
Wallenius Wilhelmsen ASA 87,485 685,304
Wilh. Wilhelmsen Holding
ASA, Class A 8,607 433,883
*Wilh. Wilhelmsen Holding
ASA, Class B 562 26,664
#Yara International ASA 65,305 2,383,189
Zalaris ASA 1,792 16,331
*Zaptec ASA 24,766 72,338
TOTAL NORWAY 84,911,725
PORTUGAL — (0.2%)
#Altri SGPS SA 39,924 226,715
Banco Comercial Portugues
SA, Class R 4,717,423 4,166,404
Corticeira Amorim SGPS SA 25,965 218,173
CTT-Correios de Portugal SA 45,042 392,506
#EDP Renovaveis SA 91,363 1,337,122
EDP SA 1,622,693 8,072,261
Galp Energia SGPS SA 277,413 5,569,713
Ibersol SGPS SA 1,952 22,755
Jeronimo Martins SGPS SA 120,750 3,113,521
Mota-Engil SGPS SA 55,492 384,294
#Navigator Co. SA (The) 128,490 445,503
NOS SGPS SA 192,673 836,162
REN - Redes Energeticas
Nacionais SGPS SA 295,075 1,111,981
Semapa-Sociedade de
Investimento e Gestao 7,123 148,807
Sonae SGPS SA 655,659 1,070,062
*Teixeira Duarte SA 18,108 14,546
TOTAL PORTUGAL 27,130,525
SINGAPORE — (1.1%)
*AEM Holdings, Ltd. 231,516 337,993
*ASL Marine Holdings, Ltd. 153,000 27,039
Aztech Global, Ltd. 64,700 33,557
Banyan Tree Holdings, Ltd. 300 145
Bukit Sembawang Estates,
Ltd. 6,500 20,927
Centurion Corp., Ltd. 38,300 41,789
China Aviation Oil Singapore
Corp., Ltd. 200,300 233,936
City Developments, Ltd. 295,200 1,639,937
ComfortDelGro Corp., Ltd. 1,353,500 1,518,391
*COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 34,447
Shares Value †
SINGAPORE — (Continued)
CSE Global, Ltd. 523,816 $ 340,101
DBS Group Holdings, Ltd. 920,782 38,155,729
Delfi, Ltd. 40,300 25,082
DFI Retail Group Holdings,
Ltd. 113,900 399,789
Far East Orchard, Ltd. 205 195
First Resources, Ltd. 387,400 583,429
Food Empire Holdings, Ltd. 58,400 105,900
Frencken Group, Ltd. 306,000 387,952
*Fu Yu Corp., Ltd. 700 57
#Genting Singapore, Ltd. 3,588,900 2,013,060
Geo Energy Resources, Ltd. 699,300 260,602
Golden Agri-Resources, Ltd. 860,500 185,132
GuocoLand, Ltd. 400 667
Hong Fok Corp., Ltd. 39,300 23,252
Hong Leong Asia, Ltd. 138,300 256,101
Hongkong Land Holdings, Ltd. 641,500 3,919,565
Hour Glass, Ltd. (The) 200 323
Hutchison Port Holdings Trust,
Class U 1,704,000 357,840
iFAST Corp., Ltd. 131,300 977,599
ISDN Holdings, Ltd. 527 172
Keppel Infrastructure Trust 871,075 307,883
Keppel, Ltd. 757,700 5,932,585
LHN, Ltd. 75,000 46,967
Low Keng Huat Singapore,
Ltd. 200 106
Mandarin Oriental
International, Ltd. 200 656
Marco Polo Marine, Ltd. 477,100 38,492
Nanofilm Technologies
International, Ltd. 107,100 57,194
NETLINK NBN TRUST 1,102,600 830,265
Olam Group, Ltd. 237,390 178,756
OUE, Ltd. 21,500 21,146
Oversea-Chinese Banking
Corp., Ltd. 1,337,536 17,502,200
Propnex, Ltd. 14,500 24,957
Raffles Medical Group, Ltd. 456,200 347,027
*Rex International Holding, Ltd. 621,700 79,776
#Riverstone Holdings, Ltd. 303,000 209,535
SATS, Ltd. 504,218 1,325,003
Seatrium, Ltd. 1,732,837 2,889,282
Sembcorp Industries, Ltd. 527,300 2,645,717
Sheng Siong Group, Ltd. 401,400 715,547
SIA Engineering Co., Ltd.,
Registered 6,200 16,817
Sing Holdings, Ltd. 200 72
Singapore Airlines, Ltd. 1,089,000 5,547,712
Singapore Exchange, Ltd. 485,400 6,314,359
Singapore Land Group, Ltd. 4,300 10,176
Singapore Technologies
Engineering, Ltd. 875,600 5,711,971
Singapore
Telecommunications, Ltd. 1,314,200 4,291,636
StarHub, Ltd. 252,300 224,878
UMS Integration, Ltd. 387,800 441,003
United Overseas Bank, Ltd. 589,700 15,709,323
UOB-Kay Hian Holdings, Ltd. 62,360 117,394

Dimensional International Core Equity Market ETF
continued
Shares Value †
SINGAPORE — (Continued)
UOL Group, Ltd. 314,000 $ 1,918,091
Venture Corp., Ltd. 160,200 1,835,324
Vicom, Ltd. 100 122
Wee Hur Holdings, Ltd. 299,300 166,731
Wilmar International, Ltd. 1,118,400 2,689,763
Wing Tai Holdings, Ltd. 55,100 60,542
Yangzijiang Shipbuilding
Holdings, Ltd. 1,464,000 3,959,645
TOTAL SINGAPORE 134,049,361
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 38,288 2,339,174
TOTAL SOUTH AFRICA 2,339,174
SPAIN — (2.9%)
Acciona SA 15,333 3,397,895
Acerinox SA 160,181 2,066,971
ACS Actividades de
Construccion y Servicios SA 96,348 7,917,795
ΩAedas Homes SA 7,792 191,562
ΩAena SME SA 368,639 10,020,139
Almirall SA 58,686 845,338
Amadeus IT Group SA 233,829 17,898,822
#*Amper SA 309,378 51,706
Atresmedia Corp. de Medios
de Comunicacion SA 72,959 442,099
Audax Renovables SA 41,218 65,652
Banco Bilbao Vizcaya
Argentaria SA 841,364 16,931,188
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,901,133 38,269,807
Banco de Sabadell SA 1,854,929 6,943,138
Banco Santander SA 4,394,227 44,763,905
Banco Santander SA,
Sponsored ADR 1,949,140 19,783,771
Bankinter SA 386,624 5,832,382
CaixaBank SA 1,921,447 20,318,903
ΩCellnex Telecom SA 226,955 7,080,556
CIE Automotive SA 11,119 373,457
Construcciones y Auxiliar de
Ferrocarriles SA 14,168 896,129
Corp ACCIONA Energias
Renovables SA 23,236 639,902
*Distribuidora Internacional de
Alimentacion SA 1,246 41,131
Ebro Foods SA 26,220 535,053
*eDreams ODIGEO SA 22,527 188,765
Elecnor SA 11,443 373,773
Enagas SA 112,288 1,783,984
#Ence Energia y Celulosa SA 58,178 177,945
Endesa SA 194,347 6,973,971
*Ercros SA 10,564 39,017
Faes Farma SA 125,854 647,863
Ferrovial SE 259,156 15,913,088
Fluidra SA 44,955 1,303,405
ΩGestamp Automocion SA 68,599 265,876
ΩGlobal Dominion Access SA 7,538 27,667
*Grenergy Renovables SA 2,698 232,930
Grifols SA 167,720 2,174,901
Shares Value †
SPAIN — (Continued)
Grupo Catalana Occidente SA 6,653 $ 380,106
Grupo Empresarial San Jose
SA 7,028 56,944
Iberdrola SA 2,033,897 41,234,304
Indra Sistemas SA 59,989 3,320,721
Industria de Diseno Textil SA 464,976 25,706,776
Laboratorios Farmaceuticos
Rovi SA 7,573 534,061
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 261,583 347,207
Logista Integral SA 28,724 958,793
Mapfre SA 573,700 2,537,418
Melia Hotels International SA 72,062 597,190
Miquel y Costas & Miquel SA 16 247
Naturgy Energy Group SA 151,807 4,604,672
ΩNeinor Homes SA 19,767 393,788
*Nueva Expresion Textil SA 25,141 21,821
*Obrascon Huarte Lain SA 105,760 55,602
#*Oryzon Genomics SA 35,149 143,614
Pharma Mar SA 6,005 508,041
Prim SA 4 64
ΩProsegur Cash SA 134,247 109,858
Prosegur Cia de Seguridad SA 26,008 84,952
*Realia Business SA 136 163
Redeia Corp. SA 211,831 3,816,576
Renta 4 Banco SA 8 182
Repsol SA 643,023 11,782,075
Sacyr SA 326,131 1,436,422
*Solaria Energia y Medio
Ambiente SA 72,377 1,252,647
#*<Soltec Power Holdings SA,
Class A 10,546 3,652
Ω#*Talgo SA 7,078 21,812
*Tecnicas Reunidas SA 30,163 1,079,936
Telefonica SA 2,106,693 10,667,200
#Telefonica SA, Sponsored
ADR 293,622 1,482,791
Tubacex SA 7,551 28,804
ΩUnicaja Banco SA 664,865 1,795,688
Vidrala SA 9,678 922,672
Viscofan SA 25,067 1,559,454
Vocento SA 52 39
TOTAL SPAIN 352,856,778
SWEDEN — (2.8%)
#AAK AB 90,205 2,522,034
ΩAcadeMedia AB 76,146 842,279
AddLife AB, Class B 52,403 1,133,903
Addnode Group AB 42,195 493,405
AddTech AB, Class B 129,809 4,403,318
AFRY AB 64,912 1,118,052
Alfa Laval AB 115,027 5,501,423
ΩAlimak Group AB 32,561 482,284
Alleima AB 128,684 1,115,691
Alligo AB, Class B 7,887 98,707
ΩAmbea AB, Class B 84,252 1,142,295
AQ Group AB 30,600 632,470
Arjo AB, Class B 133,300 424,089
*Asmodee Group AB, Class B 72,802 940,885

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWEDEN — (Continued)
Assa Abloy AB, Class B 339,634 $ 12,833,997
Atlas Copco AB, Class A 1,336,359 22,545,999
Atlas Copco AB, Class B 442,079 6,648,067
Atrium Ljungberg AB, Class B 76,910 277,581
ΩAttendo AB 112,838 959,286
Avanza Bank Holding AB 80,331 3,109,150
Axfood AB 58,605 1,599,020
Balco Group AB 3,031 6,163
Beijer Alma AB, Class B 20,511 628,781
Beijer Ref AB 146,219 2,319,787
Bergman & Beving AB 5,298 187,809
Betsson AB, Class B 140,824 2,206,008
#*Better Collective A/S 21,613 267,075
*BHG Group AB 122,202 371,015
Bilia AB, Class A 19,341 270,784
Billerud Aktiebolag 149,916 1,389,003
Ω*BioArctic AB 10,930 337,140
BioGaia AB, Class B 41,395 438,262
*Boliden AB 172,200 7,782,334
*Bonava AB, Class B 132,319 154,448
Ω*BoneSupport Holding AB 16,826 392,799
Ω*Boozt AB 45,568 493,003
ΩBravida Holding AB 131,599 1,117,396
Bufab AB 57,117 631,792
Bulten AB 1,388 7,150
Byggmax Group AB 42,485 216,621
*Camurus AB 14,746 970,121
*Carasent AB 36,986 111,241
#Castellum AB 205,411 2,333,798
Catella AB 28 92
Catena AB 23,607 1,145,471
Cellavision AB 3,144 59,618
*Cint Group AB 156,320 59,745
Clas Ohlson AB, Class B 24,187 884,160
Cloetta AB, Class B 129,514 482,991
Coinshares International, Ltd. 7,864 139,510
ΩCoor Service Management
Holding AB 84,182 414,148
Corem Property Group AB,
Class B 295,452 120,453
CTT Systems AB 663 13,229
Dios Fastigheter AB 72,798 497,718
ΩDometic Group AB 201,826 992,918
Duni AB 3,805 42,489
Ω*Dustin Group AB 372,108 80,439
*Dynavox Group AB 50,185 518,636
Eastnine AB 4,080 21,491
Elanders AB, Class B 4 27
*Electrolux AB, Class B 170,242 1,101,170
Electrolux Professional AB,
Class B 108,579 757,222
Elekta AB, Class B 213,443 1,086,946
*Embracer Group AB 83,005 867,432
Engcon AB 6,135 53,190
Ependion AB 1,214 15,679
Epiroc AB, Class A 324,082 6,869,139
Epiroc AB, Class B 66,187 1,241,115
#EQT AB 56,223 1,952,183
Shares Value †
SWEDEN — (Continued)
Essity AB, Class A 16 $ 440
Essity AB, Class B 302,106 8,303,340
ΩEvolution AB 56,944 3,810,464
Fabege AB 105,830 932,597
Fagerhult Group AB 36,666 178,453
Fasadgruppen Group AB 7,627 24,024
*Fastighets AB Balder, Class B 386,856 2,837,284
*Fastighetsbolaget Emilshus
AB, Class B 95 583
FastPartner AB, Class A 7,450 39,477
Fenix Outdoor International AG 178 9,845
Ferronordic AB 8 37
Getinge AB, Class B 128,923 3,032,763
Granges AB 76,890 1,128,341
H & M Hennes & Mauritz AB,
Class B 255,601 4,854,871
Hanza AB 21,496 297,106
Heba Fastighets AB, Class B 34,489 118,445
Hemnet Group AB 47,112 1,029,342
Hexagon AB, Class B 678,401 8,329,485
*Hexatronic Group AB 100,956 231,212
Hexpol AB 134,164 1,223,270
*HMS Networks AB 6,534 364,128
#Holmen AB, Class B 38,532 1,458,066
Hufvudstaden AB, Class A 60,070 798,613
Humana AB 32,635 166,054
*Humble Group AB 28,671 25,250
Husqvarna AB, Class A 8 38
Husqvarna AB, Class B 179,266 855,491
Indutrade AB 140,654 3,763,615
Instalco AB 146,364 373,754
*International Petroleum Corp. 54,790 851,936
INVISIO AB 18,000 573,611
Inwido AB 42,921 650,654
ITAB Shop Concept AB 4,263 9,004
JM AB 38,305 547,589
*Karnov Group AB 5,994 71,227
*K-fast Holding AB 4,772 7,329
KNOW IT AB 13,865 177,028
Lagercrantz Group AB, Class
B 92,514 2,274,719
Lifco AB, Class B 71,856 2,787,188
Lime Technologies AB 365 13,746
Lindab International AB 39,018 935,528
Loomis AB 60,294 2,439,072
*Medcap AB 7,666 491,012
Medicover AB, Class B 26,819 731,748
MEKO AB 25,086 204,018
MIPS AB 8,613 309,769
*Modern Times Group MTG
AB, Class B 55,558 749,162
Momentum Group AB 6,852 117,370
ΩMunters Group AB 65,918 1,124,963
Mycronic AB 74,174 1,751,499
*NCAB Group AB 72,395 445,390
NCC AB, Class B 64,125 1,469,960
Nederman Holding AB 519 8,803
*Neobo Fastigheter AB 21,087 42,407

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWEDEN — (Continued)
*Net Insight AB, Class B 33,425 $ 13,433
New Wave Group AB, Class B 65,676 776,281
#Nibe Industrier AB, Class B 467,718 1,828,498
*Nobia AB 307,679 144,885
Nolato AB, Class B 122,782 812,295
Nordnet AB (publ) 72,922 2,112,568
*Norion Bank AB 42,991 321,102
Note AB 15,155 301,743
NP3 Fastigheter AB 11,676 318,576
Nyfosa AB 83,164 709,205
OEM International AB, Class B 8,751 142,892
#*Orron Energy AB 123,056 56,702
*Ovzon AB 5,100 17,488
Peab AB, Class B 121,948 989,844
Platzer Fastigheter Holding
AB, Class B 32,533 250,531
Proact IT Group AB 12,417 135,256
Ratos AB, Class B 144,552 586,888
RaySearch Laboratories AB 24,044 567,380
Rejlers AB 4,866 101,703
#Rottneros AB 84 24
Rusta AB 5,499 36,380
Rvrc Holding AB 46,296 317,256
Saab AB, Class B 96,701 5,338,038
Sagax AB, Class B 100,325 2,253,283
*Samhallsbyggnadsbolaget i
Norden AB 850,503 469,132
*Samhallsbyggnadsbolaget i
Norden AB, Class D 112 116
Sandvik AB 448,698 13,637,016
Scandi Standard AB 20,464 212,563
ΩScandic Hotels Group AB 312,083 3,041,104
#*Sdiptech AB 17,555 350,268
Sectra AB, Class B 59,951 1,906,053
Securitas AB, Class B 269,206 3,976,053
*Sensys Gatso Group AB 6 24
Ω*Sinch AB 420,630 1,531,860
*Sivers Semiconductors AB 49,434 19,591
Skandinaviska Enskilda
Banken AB, Class A 656,684 12,549,115
Skandinaviska Enskilda
Banken AB, Class C 3,802 74,258
Skanska AB, Class B 189,154 5,172,966
SKF AB, Class A 38 997
SKF AB, Class B 237,848 6,138,821
SkiStar AB 26,345 441,558
Solid Forsakring AB 511 4,161
SSAB AB, Class A 83,839 532,931
SSAB AB, Class B 392,360 2,442,821
#*Stendorren Fastigheter AB 8 166
*Stillfront Group AB 320,019 217,448
Storskogen Group AB, Class B 1,013,234 1,052,248
Svenska Cellulosa AB SCA,
Class A 8 107
#Svenska Cellulosa AB SCA,
Class B 349,274 4,663,732
Svenska Handelsbanken AB,
Class A 595,373 7,821,229
Shares Value †
SWEDEN — (Continued)
#Svenska Handelsbanken AB,
Class B 6,673 $ 146,782
Sweco AB, Class B 104,940 1,897,045
Swedbank AB, Class A 400,299 12,187,138
*Swedish Logistic Property AB,
Class B 40,685 179,370
*Swedish Orphan Biovitrum
AB, Class A 102,202 3,522,833
Synsam AB 64,119 407,308
Systemair AB 34,863 286,837
Tele2 AB, Class B 366,794 5,813,448
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 11,167 112,675
Telefonaktiebolaget LM
Ericsson, Class B 1,329,236 13,414,886
Telia Co. AB 1,361,166 5,345,722
TF Bank AB 4,359 85,421
ΩThule Group AB 58,184 1,498,043
Trelleborg AB, Class B 114,354 4,788,593
Troax Group AB 4,637 70,636
Truecaller AB, Class B 164,081 490,558
VBG Group AB, Class B 11,703 446,298
#Vitec Software Group AB,
Class B 14,003 490,640
Vitrolife AB 40,700 631,563
Volati AB 1,178 13,278
Volvo AB, Class A 40,292 1,109,542
#Volvo AB, Class B 912,052 25,173,308
#*Volvo Car AB, Class B 240,321 834,699
Wallenstam AB, Class B 201,128 933,547
Wihlborgs Fastigheter AB 148,831 1,447,153
TOTAL SWEDEN 339,560,708
SWITZERLAND — (7.5%)
ABB, Ltd., Registered 538,458 40,017,944
Accelleron Industries AG 54,780 4,490,220
Adecco Group AG 93,571 2,613,344
Alcon AG 29,886 2,226,326
#Alcon AG, ADR 241,899 17,873,917
Allreal Holding AG, Registered 9,048 2,166,335
ALSO Holding AG, Registered 3,448 992,199
*Amrize, Ltd. 6,186 320,682
*Amrize, Ltd. 262,551 13,566,634
*ams-OSRAM AG 57,384 792,761
APG SGA SA 190 50,178
Arbonia AG 30,013 189,930
*Aryzta AG 17,665 1,133,289
Ascom Holding AG, Registered 8,852 39,477
Autoneum Holding AG 2,550 508,253
Avolta AG 69,657 3,663,555
Baloise Holding AG,
Registered 26,177 6,502,266
Banque Cantonale de Geneve,
Class BR 240 7,444
Banque Cantonale Vaudoise,
Registered 17,950 2,086,247
#Barry Callebaut AG,
Registered 367 478,209

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWITZERLAND — (Continued)
*Basilea Pharmaceutica Ag
Allschwil, Registered 6,853 $ 396,966
Belimo Holding AG, Class R 4,770 5,145,836
Bell Food Group AG 1,288 369,834
Bellevue Group AG, Class BR 16 171
Berner Kantonalbank AG,
Registered 1,926 628,604
BKW AG 11,378 2,549,863
Bossard Holding AG,
Registered, Class A 3,528 767,348
Bucher Industries AG,
Registered 4,096 1,819,027
Burckhardt Compression
Holding AG 2,083 1,442,726
Burkhalter Holding AG 4,752 845,326
Bystronic AG 618 230,186
#Calida Holding AG,
Registered 370 6,268
Cembra Money Bank AG 19,018 2,178,393
Chocoladefabriken Lindt &
Spruengli AG 44 6,752,787
*Cicor Technologies, Ltd.,
Registered 495 136,275
Cie Financiere Richemont SA,
Registered 208,298 41,179,561
Cie Financiere Tradition SA,
Class BR 868 328,710
#Clariant AG, Registered 117,417 1,055,327
#Coltene Holding AG,
Registered 1,119 63,077
COSMO Pharmaceuticals NV 6,183 519,904
Daetwyler Holding AG, Class
BR 1,851 341,262
DKSH Holding AG 23,161 1,615,716
#*DocMorris AG 22,848 157,111
dormakaba Holding AG 18,180 1,553,594
EFG International AG 64,126 1,337,240
Emmi AG, Registered 1,241 1,105,344
#EMS-Chemie Holding AG 3,081 2,112,850
Flughafen Zurich AG,
Registered 13,625 4,025,973
Forbo Holding AG, Registered 582 535,781
Galderma Group AG 48,088 8,895,756
ΩGalenica AG 29,750 3,209,405
Geberit AG, Registered 18,624 13,618,546
Georg Fischer AG, Registered 44,025 3,106,841
#Givaudan SA, Registered 3,833 15,747,411
Helvetia Holding AG,
Registered 23,844 5,863,352
Hiag Immobilien Holding AG 2,740 377,507
*Holcim AG 319,217 28,368,659
Huber + Suhner AG,
Registered 12,000 2,200,436
Implenia AG, Registered 11,397 904,377
Inficon Holding AG, Registered 8,143 977,870
Interroll Holding AG, Class R 338 1,044,210
Intershop Holding AG 2,790 547,747
Investis Holding SA 220 36,039
Shares Value †
SWITZERLAND — (Continued)
Julius Baer Group, Ltd.,
Registered 123,497 $ 8,338,259
Jungfraubahn Holding AG,
Registered 3,176 935,689
Kardex Holding AG,
Registered 3,450 1,297,913
*Komax Holding AG, Class R 2,058 169,716
Kuehne + Nagel International
AG, Class R 22,773 4,368,785
Landis+Gyr Group AG 68,346 4,963,652
*LEM Holding SA, Registered 106 60,411
Liechtensteinische
Landesbank AG 2,791 275,015
Logitech International SA,
Class R 17,349 2,089,444
#Logitech International SA,
Class R, ADR 51,257 6,179,544
Lonza Group AG, Registered 32,668 22,553,230
Luzerner Kantonalbank AG,
Registered 5,540 564,525
ΩMedacta Group SA 3,431 635,980
ΩMedmix AG 15,345 176,245
Meier Tobler Group AG 1,545 76,023
#Metall Zug AG, Registered 15 13,902
Mikron Holding AG, Registered 2,562 68,299
Mobilezone Holding AG,
Registered 26,026 389,701
Mobimo Holding AG,
Registered 5,820 2,472,277
Ω*Montana Aerospace AG 16,828 667,670
Nestle SA 1,143,278 109,492,635
Novartis AG, Class B,
Sponsored ADR 652,240 80,740,790
Novartis AG, Registered 275,357 34,051,310
OC Oerlikon Corp. AG
Pfaffikon 119,062 425,672
#Orior AG 785 13,299
Partners Group Holding AG 11,028 13,495,992
*Peach Property Group AG 2,024 15,531
Plazza AG, Registered, Class
A 36 17,893
Ω#*PolyPeptide Group AG 10,950 354,656
PSP Swiss Property AG,
Registered 24,874 4,310,151
Rieter Holding AG, Registered 40,690 173,861
Roche Holding AG 316,318 102,017,727
Roche Holding AG, Class BR 10,790 3,653,344
Romande Energie Holding SA,
Registered 250 13,485
Sandoz Group AG 174,448 11,626,245
Sandoz Group AG, ADR 67,959 4,521,312
Schindler Holding AG,
Registered 11,236 3,800,154
Schweiter Technologies AG,
Registered 668 230,503
Ω*Sensirion Holding AG 827 59,443
SFS Group AG 11,335 1,539,103
SGS SA, Registered 89,306 10,081,482

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Siegfried Holding AG,
Registered 30,570 $ 2,947,515
SIG Group AG 194,482 2,174,371
Sika AG, Registered 65,964 12,917,522
SKAN Group AG, Class A 4,572 298,440
*Softwareone Holding AG 22,509 228,629
Softwareone Holding AG 35,213 362,548
Sonova Holding AG 24,787 6,749,845
St. Galler Kantonalbank AG,
Registered 1,048 665,811
#Stadler Rail AG 35,742 877,132
#Straumann Holding AG,
Class R 55,944 7,038,734
Sulzer AG, Registered 10,748 1,796,800
Sunrise Communications AG 5,992 328,730
Swatch Group AG (The), Class
BR 17,733 3,706,755
#Swatch Group AG (The),
Registered 29,869 1,266,572
#Swiss Life Holding AG,
Registered 17,065 18,545,632
Swiss Prime Site AG,
Registered 47,536 6,768,439
Swiss Re AG, Registered 162,992 29,765,964
#Swisscom AG, Registered 18,098 13,290,278
Swissquote Group Holding SA,
Registered 5,712 3,628,926
Tecan Group AG, Class R 3,926 717,464
Temenos AG, Registered 30,705 2,901,245
TX Group AG 1,816 459,231
*u-blox Holding AG 5,778 968,818
UBS Group AG 571,363 21,872,295
UBS Group AG, ADR 678,156 26,014,064
Valiant Holding AG 10,787 1,776,445
ΩVAT Group AG 12,251 5,346,030
Vaudoise Assurances Holding
SA 607 467,301
Vetropack Holding AG 6,861 183,330
Vontobel Holding AG, Class R 17,183 1,305,715
VP Bank AG, Class A 649 65,325
V-ZUG Holding AG 231 11,913
Ypsomed Holding AG,
Registered 2,147 842,485
Zehnder Group AG,
Registered 5,778 508,881
Zug Estates Holding AG, Class
B 9 23,993
Zurich Insurance Group AG 58,456 40,706,202
TOTAL SWITZERLAND 918,278,674
UNITED KINGDOM — (12.1%)
Admiral Group PLC 164,962 7,100,267
ΩAirtel Africa PLC 681,422 2,476,368
AJ Bell PLC 160,250 1,131,679
Anglo American PLC 517,295 19,539,930
Antofagasta PLC 204,982 7,513,924
Ashtead Group PLC 281,834 18,788,440
Associated British Foods PLC 156,353 4,714,502
AstraZeneca PLC 678,905 111,230,100
ΩAuto Trader Group PLC 559,300 5,734,677
Shares Value †
UNITED KINGDOM — (Continued)
Aviva PLC 1,505,194 $ 13,222,261
B&M European Value Retail
SA 604,345 1,426,458
Babcock International Group
PLC 488,865 7,791,061
BAE Systems PLC 1,087,821 26,741,028
Balfour Beatty PLC 1,549 13,676
Barclays PLC 8,399,948 44,917,737
Barratt Redrow PLC,
Registered 807,169 3,990,668
Beazley PLC 394,435 4,822,128
Bellway PLC 70,634 2,435,143
Berkeley Group Holdings PLC 51,449 2,722,784
BP PLC 7,573,743 44,012,331
Breedon Group PLC 225 1,019
British American Tobacco PLC 784,435 40,235,892
BT Group PLC, Registered 5,399,327 13,176,963
Bunzl PLC 158,603 4,817,770
*Burberry Group PLC 71,264 1,158,677
Canal+ SA 406,131 1,279,031
*Carnival PLC 113,648 2,957,219
Centrica PLC 2,886,972 6,800,952
*Close Brothers Group PLC 1,048 5,767
Coca-Cola HBC AG 139,071 6,311,110
Compass Group PLC 738,560 24,462,762
Computacenter PLC 37,786 1,422,833
ΩConvatec Group PLC 773,820 2,482,747
Cranswick PLC 27,343 1,772,883
Croda International PLC 2,573 97,596
DCC PLC 51,419 3,384,607
Diageo PLC 813,449 18,703,171
Diploma PLC 55,081 4,059,865
Drax Group PLC 240,565 2,280,424
Dunelm Group PLC 73,741 1,083,173
easyJet PLC 159,278 1,013,903
Energean PLC 13,544 171,542
Entain PLC 1,477 15,377
Experian PLC 452,494 21,087,295
*Frasers Group PLC 70,922 679,290
Fresnillo PLC 128,759 3,758,967
Games Workshop Group PLC 18,878 3,951,105
Glencore PLC 4,684,851 22,432,651
Grafton Group PLC 106,226 1,328,662
Grainger PLC 5,403 13,303
GSK PLC 2,020,978 47,277,056
Haleon PLC 3,839,840 17,864,297
Halma PLC 159,523 7,432,055
Harbour Energy PLC 1,474 4,354
Hays PLC 36,427 28,261
Hikma Pharmaceuticals PLC 97,193 2,348,354
Hill & Smith PLC 144 4,077
Hiscox, Ltd. 186,484 3,368,923
Howden Joinery Group PLC 312,839 3,549,197
HSBC Holdings PLC,
Registered 7,988,274 111,608,295
IG Group Holdings PLC 181,322 2,653,888
IMI PLC 146,517 4,596,944
Imperial Brands PLC 493,966 19,632,215

Dimensional International Core Equity Market ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Inchcape PLC 184,827 $ 1,855,264
Informa PLC 652,853 8,301,334
IntegraFin Holdings PLC 46,678 222,314
InterContinental Hotels Group
PLC 77,834 9,399,965
International Workplace Group
PLC 336,652 1,001,393
Intertek Group PLC 96,758 6,438,923
Investec PLC 319,387 2,404,466
ITV PLC 1,706,345 1,561,474
J Sainsbury PLC 1,063,136 4,771,485
JD Sports Fashion PLC 950,224 1,163,310
JET2 PLC 61,146 1,067,677
*John Wood Group PLC 32,948 7,982
Johnson Matthey PLC 95,743 2,681,891
Just Group PLC, Registered 59,125 165,073
Kingfisher PLC 1,115,293 4,524,943
Legal & General Group PLC 3,478,182 10,867,034
Lion Finance Group PLC 16,115 1,694,878
Lloyds Banking Group PLC 28,347,568 33,177,441
London Stock Exchange
Group PLC, Registered 120,774 15,052,320
Man Group PLC 581 1,605
Marks & Spencer Group PLC 1,315,137 6,873,574
Melrose Industries PLC 592,787 4,872,393
*Mitchells & Butlers PLC 50,258 160,787
Mitie Group PLC 339,172 734,385
Mondi PLC 236,453 2,641,270
Morgan Sindall Group PLC 20,288 1,239,479
National Grid PLC 1,843,142 27,606,447
NatWest Group PLC 4,122,314 31,630,116
Next PLC 69,187 12,998,924
*Ocado Group PLC 94 271
OSB Group PLC 236,990 1,678,285
Pearson PLC 305,613 4,256,225
Pennon Group PLC 249,278 1,698,164
Persimmon PLC 166,527 2,645,196
Phoenix Group Holdings PLC 338,969 3,001,696
Playtech PLC 87,952 304,490
Plus500, Ltd. 55,398 2,304,368
Premier Foods PLC 114,195 273,665
Prudential PLC 1,353,438 18,760,210
QinetiQ Group PLC 252,027 1,587,420
Reckitt Benckiser Group PLC 377,063 28,812,781
RELX PLC 812,398 35,831,670
Rentokil Initial PLC 1,042,926 5,778,352
RHI Magnesita NV 74 2,037
Rightmove PLC 440,224 3,863,643
Rio Tinto PLC 461,455 33,260,749
Rolls-Royce Holdings PLC 4,069,823 62,401,243
Rotork PLC 372,465 1,674,605
RS GROUP PLC 234,091 1,711,578
Sage Group PLC (The) 597,129 9,018,286
Schroders PLC 383,072 1,909,522
Serco Group PLC 546,443 1,822,147
Severn Trent PLC 169,109 6,178,948
Shell PLC 3,143,574 117,607,302
Smith & Nephew PLC 450,630 8,318,467
Shares Value †
UNITED KINGDOM — (Continued)
Smiths Group PLC 183,186 $ 6,060,310
Softcat PLC 68,060 1,428,945
Spectris PLC 40,028 2,159,383
Spirax Group PLC 31,839 2,967,964
SSE PLC 620,956 15,631,592
St. James's Place PLC 381,381 6,501,496
Standard Chartered PLC 1,184,081 24,261,277
Tate & Lyle PLC 21,691 110,062
Taylor Wimpey PLC 2,017,073 2,787,945
TBC Bank Group PLC 24,992 1,430,000
Tesco PLC 4,229,653 25,529,517
TP ICAP Group PLC 451,689 1,557,814
Unilever PLC 901,690 54,365,349
Unilever PLC 28,805 1,745,455
United Utilities Group PLC 420,788 6,637,009
*Vistry Group PLC 156,122 1,321,392
Vodafone Group PLC 12,554,452 15,198,224
Weir Group PLC (The) 147,017 5,717,500
WH Smith PLC 57,287 508,803
Whitbread PLC 93,021 3,540,596
Wickes Group PLC 483 1,406
*Wise PLC, Class A 158,689 2,015,095
WPP PLC 715,870 2,704,076
*Zegona Communications PLC 7,413 119,797
TOTAL UNITED KINGDOM 1,475,760,108
UNITED STATES — (0.1%)
*ADTRAN Holdings, Inc. 1,711 17,667
*Flutter Entertainment PLC,
Class DI 10,000 2,303,842
International Paper Co. 80,956 3,169,656
Royal Gold, Inc. 4,674 816,968
*Royal Gold, Inc. 3,806 665,251
TOTAL UNITED STATES 6,973,384
TOTAL COMMON STOCKS 11,863,759,083
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
5.760% 17,172 1,487,487
Ω#Dr. Ing. h.c. F. Porsche AG
1.800% 48,545 2,546,595
Draegerwerk AG & Co. KGaA
2.780% 5,744 483,971
Einhell Germany AG, Class P
1.820% 841 79,790
FUCHS SE 3.020% 39,327 1,760,274
Henkel AG & Co. KGaA
2.900% 110,958 8,998,048
Jungheinrich AG 2.580% 36,125 1,291,727
Porsche Automobil Holding SE
5.540% 80,464 3,200,357
#Sartorius AG 0.310% 8,301 2,281,242
Sixt SE, Class A 4.940% 11,380 723,728
STO SE & Co. KGaA 0.260% 157 21,600

Dimensional International Core Equity Market ETF
continued
Shares Value †
GERMANY — (Continued)
Volkswagen AG, Class A
7.050% 130,692 $ 13,609,225
TOTAL GERMANY 36,484,044
TOTAL PREFERRED
STOCKS 36,484,044
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<AP Eagers, Ltd. 6,365 –
*Imugene, Ltd. 08/31/2026 1,259 14
TOTAL AUSTRALIA 14
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/2040 3,799 –
TOTAL CANADA –
GERMANY — (0.0%)
#*BayWa AG RTS 2,300 3,956
TOTAL GERMANY 3,956
ITALY — (0.0%)
*Geox SpA 09/30/2026 25 2
#*Webuild SpA 08/02/2030 17 –
TOTAL ITALY 2
Shares Value †
NORWAY — (0.0%)
#*Vend Marketplaces ASA
11/13/2025 27,523 $ 61,341
TOTAL NORWAY 61,341
SPAIN — (0.0%)
*Ferrovial SE 257,901 141,959
*Vidrala SA 9,678 45,798
TOTAL SPAIN 187,757
UNITED KINGDOM — (0.0%)
*Cazoo Group, Ltd. 12/06/2028 3 –
*Cazoo Group, Ltd. 12/06/2028 2 –
*Cazoo Group, Ltd. 12/06/2028 2 –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS 253,070
TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $9,107,723,421) 11,900,496,197
SECURITIES LENDING COLLATERAL — (2.4%)
@§The DFA Short Term
Investment Fund 25,371,214 293,468,835
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,401,192,256) $ 12,193,965,032
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $175,847,167 which represented 1.5% of the net assets of the Fund.
As of October 31, 2025 , Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 46 12/19/25 $ 15,543,735 $ 15,810,200 $ 266,465
Total Futures Contracts ..............
$15,543,735 $15,810,200 $266,465
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 728,677,101 $ 1,339,165 $ 14 $ 730,016,280
Austria .............................. 44,365,779 — — 44,365,779
Belgium ............................. 109,962,031 — — 109,962,031
Brazil ............................... — 39,249 — 39,249
Canada ............................. 1,419,792,729 — 131 1,419,792,860
China ............................... 3,119 — — 3,119
Denmark ............................ 211,737,805 — — 211,737,805
Finland .............................. 145,740,831 — — 145,740,831

Dimensional International Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
France .............................. $ 1,000,833,647 $ — $ — $ 1,000,833,647
Germany ............................ 917,251,177 — — 917,251,177
Hong Kong ........................... 203,114,432 — — 203,114,432
Ireland .............................. 38,246,563 — — 38,246,563
Israel ............................... 126,939,127 — — 126,939,127
Italy ................................ 371,219,603 — — 371,219,603
Japan ............................... 2,711,697,991 28,042 — 2,711,726,033
Netherlands .......................... 468,225,377 — — 468,225,377
New Zealand ......................... 22,684,733 — — 22,684,733
Norway .............................. 84,664,698 247,027 — 84,911,725
Portugal ............................. 27,130,525 — — 27,130,525
Singapore ............................ 134,049,361 — — 134,049,361
South Africa .......................... 2,339,174 — — 2,339,174
Spain ............................... 352,853,126 — 3,652 352,856,778
Sweden ............................. 339,560,708 — — 339,560,708
Switzerland ........................... 918,278,674 — — 918,278,674
United Kingdom ....................... 1,475,752,126 7,982 — 1,475,760,108
United States ......................... 6,308,133 665,251 — 6,973,384
Preferred Stocks
Germany ............................ 36,484,044 — — 36,484,044
Rights/Warrants
Australia ............................. 14 — — 14
Canada ............................. — — — —
Germany ............................ 3,956 — — 3,956
Italy ................................ 2 — — 2
Norway .............................. — 61,341 — 61,341
Spain ............................... 45,798 141,959 — 187,757
United Kingdom ....................... — — — —
Securities Lending Collateral ............... — 293,468,835 — 293,468,835
Total Investments ........................ $11,897,962,384 $295,998,851 $3,797> $12,193,965,032
Financial Instruments
Assets
Futures Contracts** ...................... 266,465 — — 266,465
Total Other Financial Instruments ........... $266,465 $– $– $266,465
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (96.3%)
AUSTRALIA — (5.9%)
#*29Metals, Ltd. 120,239 $ 37,389
#Accent Group, Ltd. 461,098 386,379
Acrow, Ltd. 350,397 259,208
Adairs, Ltd., Class B 237,746 315,951
AGL Energy, Ltd. 381,618 2,313,396
*Alkane Resources, Ltd. 220,173 144,857
*Alkane Resources, Ltd. 307,046 197,225
Alliance Aviation Services,
Ltd., Registered 50,730 84,022
ALS, Ltd., Registered 311,966 4,435,855
*AMA Group, Ltd. 856,493 51,585
Amotiv, Ltd. 199,485 1,166,197
AMP, Ltd. 3,844,208 4,492,161
*Amplitude Energy, Ltd. 3,732,926 586,504
#Ampol, Ltd. 174,776 3,512,614
Ansell, Ltd. 190,684 4,557,601
*Antipa Minerals, Ltd. 187,977 70,759
ANZ Group Holdings, Ltd. 495,030 11,877,246
#APA Group 517,550 3,110,321
#*Appen, Ltd. 324,615 164,695
*Arafura Rare Earths, Ltd. 184,515 34,426
*Arafura Rare Earths, Ltd. 997,416 186,094
ARB Corp., Ltd. 72,656 1,717,074
Aristocrat Leisure, Ltd. 191,591 7,945,697
#ARN Media, Ltd. 169,792 58,912
ASX, Ltd. 58,689 2,168,857
Atlas Arteria, Ltd., Class B 488,500 1,554,215
AUB Group, Ltd. 105,682 2,555,690
#*Audinate Group, Ltd. 2,685 8,666
*Aurelia Metals, Ltd. 1,552,778 249,050
Aurizon Holdings, Ltd. 2,264,659 5,085,190
Aussie Broadband, Ltd. 252,942 985,254
*Austal, Ltd. 493,616 2,194,165
Austin Engineering, Ltd. 540 94
#*Australian Agricultural Co.,
Ltd. 234,363 219,399
#Australian Clinical Labs, Ltd. 30,299 51,572
Australian Ethical Investment,
Ltd. 106,253 486,215
Autosports Group, Ltd. 6,982 18,832
*<AVZ Minerals, Ltd. 2,747 288
*Baby Bunting Group, Ltd. 109,615 196,621
Bank of Queensland, Ltd. 1,009,685 4,534,405
#Bapcor, Ltd. 455,286 754,076
*BCI Minerals, Ltd. 424,869 107,084
Beach Energy, Ltd. 2,021,585 1,641,058
Beacon Lighting Group, Ltd. 170 311
*Beacon Minerals, Ltd. 20,812 34,198
Bega Cheese, Ltd. 479,525 1,666,925
Bell Financial Group, Ltd. 40,856 33,834
*Bellevue Gold, Ltd. 903,760 692,228
Bendigo & Adelaide Bank, Ltd. 543,877 4,504,032
BHP Group, Ltd. 1,454,047 41,359,805
Shares Value †
AUSTRALIA — (Continued)
#BHP Group, Ltd., Sponsored
ADR 459,721 $ 26,227,083
Bisalloy Steel Group, Ltd. 21,865 71,140
#*Black Cat Syndicate, Ltd. 94,188 62,585
BlueScope Steel, Ltd. 361,994 5,426,841
*Botanix Pharmaceuticals, Ltd. 66,960 5,918
Brambles, Ltd. 648,735 10,557,928
Bravura Solutions, Ltd. 390,762 736,741
#Breville Group, Ltd. 116,183 2,258,203
Capral, Ltd. 17,427 128,917
*Capricorn Metals, Ltd. 380,703 3,202,578
CAR Group, Ltd. 55,870 1,305,741
#*Catalyst Metals, Ltd. 7,128 31,685
*Catapult Sports, Ltd. 152 669
Cedar Woods Properties, Ltd. 94,178 556,734
Challenger, Ltd. 619,829 3,777,738
#Champion Iron, Ltd. 48,790 176,950
Civmec Australia, Ltd.,
Registered 83,100 73,430
Cleanaway Waste
Management, Ltd. 2,131,354 3,558,001
ClearView Wealth, Ltd. 80,730 31,446
#Clinuvel Pharmaceuticals,
Ltd. 31,859 239,850
*Coast Entertainment
Holdings, Ltd. 532,455 156,858
Cochlear, Ltd. 20,818 3,913,571
Codan, Ltd. 103,124 2,447,248
Coles Group, Ltd. 599,300 8,650,936
Collins Foods, Ltd. 194,447 1,362,057
Commonwealth Bank of
Australia 249,862 28,075,595
Computershare, Ltd. 216,514 5,183,477
ΩCoronado Global Resources,
Inc. 115,931 27,701
#Corporate Travel
Management, Ltd. 139,878 1,471,552
CSL, Ltd. 70,783 8,271,370
Dalrymple Bay Infrastructure,
Ltd. 179,158 519,577
Data#3, Ltd. 188,169 1,086,493
*Develop Global, Ltd. 92,281 215,066
Dicker Data, Ltd. 89,068 597,662
Downer EDI, Ltd. 941,835 4,766,115
*DUG Technology, Ltd. 16,630 23,842
Duratec, Ltd. 68,285 95,217
Dyno Nobel, Ltd. 2,765,690 5,830,014
#Eagers Automotive, Ltd. 190,496 4,247,572
<Elanor Investor Group 136 14
#Elders, Ltd. 279,041 1,295,163
*Elevra Lithium, Ltd. 13,181 38,399
*Emeco Holdings, Ltd. 474,532 372,784
*Emerald Resources NL 583,952 1,812,032
#*EML Payments, Ltd. 242,702 153,324
Endeavour Group, Ltd. 1,479,723 3,545,453

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#*Energy World Corp., Ltd. 2,464 $ 92
Enero Group, Ltd. 41,960 18,679
EQT Holdings, Ltd. 17,929 294,488
Eureka Group Holdings, Ltd. 48,347 16,775
#Euroz Hartleys Group, Ltd. 174 115
Evolution Mining, Ltd. 1,545,000 10,984,203
EVT, Ltd. 120,691 1,144,863
Fenix Resources, Ltd. 553,803 190,338
Fiducian Group, Ltd. 10,220 81,290
Finbar Group, Ltd. 58,931 33,371
*FleetPartners Group, Ltd. 339,065 648,151
Fleetwood, Ltd. 105,786 204,296
#Flight Centre Travel Group,
Ltd. 154,841 1,247,827
Fortescue, Ltd. 522,821 7,286,835
G8 Education, Ltd. 543,720 286,537
#*Genesis Minerals, Ltd. 617,136 2,359,413
GenusPlus Group, Ltd. 29,314 133,374
*Gorilla Gold Mines, Ltd. 54,579 14,292
GR Engineering Services, Ltd. 89,488 214,415
GrainCorp, Ltd., Class A 387,589 2,245,562
Grange Resources, Ltd. 681,922 120,534
GWA Group, Ltd. 297,619 481,247
Hansen Technologies, Ltd. 176,630 645,222
Harvey Norman Holdings, Ltd. 568,948 2,692,906
#Healius, Ltd. 779,801 454,343
Helia Group, Ltd. 393,153 1,387,269
#Helloworld Travel, Ltd. 4,401 5,474
*Horizon Minerals, Ltd. 353,340 12,491
Horizon Oil, Ltd. 590,956 79,309
HUB24, Ltd., Registered 45,039 3,365,991
IGO, Ltd. 372,822 1,310,648
Iluka Resources, Ltd. 136,625 618,937
Imdex, Ltd. 552,809 1,244,927
*Immutep, Ltd. 386,499 70,846
Infomedia, Ltd. 281,655 310,690
Inghams Group, Ltd. 715,932 1,134,220
Insignia Financial, Ltd. 611,502 1,817,456
Insurance Australia Group, Ltd. 1,667,188 8,578,619
Integral Diagnostics, Ltd. 235,190 398,776
#IPH, Ltd. 334,210 807,339
IRESS, Ltd. 280,704 1,628,143
IVE Group, Ltd. 177,607 324,395
*James Hardie Industries PLC 288 6,028
#*James Hardie Industries
PLC 92,529 1,951,097
JB Hi-Fi, Ltd. 83,851 5,748,415
*Judo Capital Holdings, Ltd. 925,528 1,023,968
Jupiter Mines, Ltd. 982,023 167,150
Karoon Energy, Ltd. 578,285 607,613
#Kelsian Group, Ltd. 19,515 62,217
#Kogan.com, Ltd. 76,302 158,845
Korvest, Ltd. 1,796 15,379
*L1 Group, Ltd. 52,758 39,028
#L1 Group, Ltd. 392,391 290,274
Lendlease Corp., Ltd. 853,756 3,101,966
Lindsay Australia, Ltd. 132,256 52,382
Lottery Corp., Ltd. (The) 987,406 3,555,238
Shares Value †
AUSTRALIA — (Continued)
Lovisa Holdings, Ltd. 69,368 $ 1,645,726
Lycopodium, Ltd. 25,569 210,909
*Lynas Rare Earths, Ltd. 455,778 4,550,231
#Maas Group Holdings, Ltd. 19,209 59,732
#*Mach7 Technologies, Ltd. 96 19
Macmahon Holdings, Ltd. 1,179,286 362,850
Macquarie Group, Ltd. 40,859 5,846,133
*Macquarie Technology
Group, Ltd. 5,549 240,482
Mader Group, Ltd. 52 302
Magellan Financial Group, Ltd. 301,521 1,898,903
*Mayne Pharma Group, Ltd. 61,400 170,831
#McMillan Shakespeare, Ltd. 92,197 1,039,346
Medibank Pvt., Ltd. 1,015,177 3,243,186
*Megaport, Ltd. 43,001 463,360
#*Mesoblast, Ltd. 691,853 1,136,836
Metcash, Ltd. 1,456,810 3,633,609
#*Mineral Resources, Ltd. 78,021 2,472,106
Monadelphous Group, Ltd. 137,547 2,092,654
MotorCycle Holdings, Ltd. 4,443 10,965
*Mount Gibson Iron, Ltd. 102,019 24,043
#Myer Holdings, Ltd. 1,528,635 395,286
MyState, Ltd. 203,607 593,148
*Nanosonics, Ltd. 1,565 4,692
National Australia Bank, Ltd. 639,118 18,250,592
Netwealth Group, Ltd. 124,435 2,511,460
*Neuren Pharmaceuticals, Ltd. 57,601 820,539
#New Hope Corp., Ltd. 720,115 1,956,412
#*NEXTDC, Ltd. 297,296 3,067,295
NIB Holdings, Ltd. 497,334 2,454,877
Nick Scali, Ltd. 127,404 2,120,161
Nickel Industries, Ltd. 2,170,122 1,051,299
Nine Entertainment Co.
Holdings, Ltd. 932,422 708,077
Northern Star Resources, Ltd. 795,614 12,818,119
NRW Holdings, Ltd. 791,247 2,512,257
Nufarm, Ltd. 374,736 510,269
*Nuix, Ltd. 138,217 221,686
Objective Corp., Ltd. 22,776 275,096
oOh!media, Ltd. 728,151 655,442
#*Ora Banda Mining, Ltd. 601,595 476,541
Orica, Ltd. 544,948 7,937,712
Origin Energy, Ltd., Class B 655,134 5,253,836
Orora, Ltd. 1,712,303 2,253,134
*Pantoro Gold, Ltd. 137,965 462,433
#*Paragon Care, Ltd. 55,539 11,635
Peet, Ltd. 281,648 352,168
Perenti, Ltd. 1,253,451 2,223,755
Perpetual, Ltd. 107,351 1,348,625
Perseus Mining, Ltd. 1,917,078 6,111,939
*PEXA Group, Ltd. 154,690 1,534,211
#*Pilbara Minerals, Ltd. 1,232,946 2,663,595
Pinnacle Investment
Management Group, Ltd. 11,210 145,012
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 242,810 145,445
Premier Investments, Ltd. 115,765 1,349,744

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Pro Medicus, Ltd. 25,049 $ 4,322,774
#Propel Funeral Partners, Ltd. 38,770 127,412
#PWR Holdings, Ltd. 50,091 279,389
Qantas Airways, Ltd., Class B 224,180 1,496,950
QBE Insurance Group, Ltd. 1,214,335 15,772,133
Qube Holdings, Ltd., Class B 982,631 2,824,003
Ramelius Resources, Ltd. 1,717,527 3,732,948
#Ramsay Health Care, Ltd. 93,405 1,962,842
REA Group, Ltd. 20,758 2,895,735
Reece, Ltd. 3,364 25,744
Regis Healthcare, Ltd. 135,318 656,423
Regis Resources, Ltd. 1,121,396 4,727,757
Reliance Worldwide Corp., Ltd. 926,123 2,516,095
*Resolute Mining, Ltd. 3,477,565 2,174,147
#*Retail Food Group, Ltd. 79 76
#Ricegrowers, Ltd. 354 3,972
Ridley Corp., Ltd. 431,619 836,378
Rio Tinto, Ltd. 173,964 15,132,008
*RPMGlobal Holdings, Ltd. 133,599 425,934
*Sandfire Resources, Ltd. 707,537 7,522,210
Santos, Ltd. 2,984,148 12,327,073
SEEK, Ltd. 153,185 2,717,664
*Select Harvests, Ltd. 170,371 432,751
Servcorp, Ltd. 70,208 339,198
Service Stream, Ltd. 977,875 1,453,180
#*Seven West Media, Ltd. 651,767 58,669
SGH, Ltd. 90,992 2,889,051
Shaver Shop Group, Ltd. 162,028 149,561
#Sigma Healthcare, Ltd. 1,523,676 3,102,154
Sims, Ltd. 199,471 2,084,121
*SiteMinder, Ltd. 38,299 178,266
SmartGroup Corp., Ltd. 163,205 873,971
Sonic Healthcare, Ltd. 210,000 2,909,010
South32, Ltd. 1,589,384 3,298,362
Southern Cross Electrical
Engineering, Ltd. 207,173 333,640
#Southern Cross Media
Group, Ltd. 277,839 153,695
SRG Global, Ltd. 859,897 1,548,066
Stanmore Resources, Ltd. 346,638 487,893
Steadfast Group, Ltd. 787,875 2,888,388
Suncorp Group, Ltd. 535,706 6,880,750
Super Retail Group, Ltd. 206,184 2,159,659
*Superloop, Ltd. 366,449 748,477
Supply Network, Ltd. 2,113 48,788
#*Syrah Resources, Ltd. 209,398 46,608
Tabcorp Holdings, Ltd. 2,884,120 2,010,820
Technology One, Ltd. 239,068 5,775,081
#*Telix Pharmaceuticals, Ltd. 27,598 290,519
Telstra Group, Ltd. 1,368,975 4,373,464
*Temple & Webster Group,
Ltd. 13,584 211,737
*<Ten Sixty Four, Ltd. 340 24
TPG Telecom, Ltd. 339,214 1,228,031
Transurban Group 630,507 5,976,800
#Treasury Wine Estates, Ltd.,
Class B 86,028 337,347
*Tuas, Ltd. 88,531 407,438
Shares Value †
AUSTRALIA — (Continued)
*Tyro Payments, Ltd. 539,292 $ 391,884
*Vault Minerals, Ltd. 7,327,423 3,501,744
Ventia Services Group Pty,
Ltd. 1,187,393 4,454,094
ΩViva Energy Group, Ltd. 729,495 876,332
Vulcan Steel, Ltd. 9,032 42,868
*Vysarn, Ltd. 43,384 18,319
Washington H Soul Pattinson
& Co., Ltd. 76,852 1,891,704
*WEB Travel Group, Ltd. 55,849 152,828
#*Webjet Group, Ltd. 257,182 141,426
*Wesfarmers, Ltd. 234,039 12,869,977
*West African Resources, Ltd. 1,660,244 1,371,278
Westgold Resources, Ltd. 234,843 801,163
Westgold Resources, Ltd. 679,435 2,366,300
Westpac Banking Corp. 696,328 17,659,717
Whitehaven Coal, Ltd. 1,112,682 5,244,617
*<Wiluna Mining Corp., Ltd. 216 5
WiseTech Global, Ltd. 51,275 2,320,169
Woodside Energy Group, Ltd. 691,399 11,225,112
Woolworths Group, Ltd. 434,291 8,077,228
Worley, Ltd. 448,599 4,199,568
*Xero, Ltd. 45,205 4,291,061
XRF Scientific, Ltd. 97,294 133,120
Yancoal Australia, Ltd. 559,658 2,040,742
TOTAL AUSTRALIA 665,596,957
AUSTRIA — (0.6%)
*Addiko Bank AG, Class B 2,468 60,105
Agrana Beteiligungs AG 13,973 194,338
ANDRITZ AG 78,107 5,913,919
*AT&S Austria Technologie &
Systemtechnik AG 12,481 464,580
ΩBAWAG Group AG 87,454 11,295,132
CA Immobilien Anlagen AG 18,618 518,313
#DO & CO AG 11,013 2,631,222
Erste Group Bank AG 94,097 9,747,467
*Eurotelesites AG 24,572 137,267
EVN AG 33,440 976,491
*FACC AG 7,971 80,409
Frequentis AG 180 14,792
*Kapsch TrafficCom AG 4 30
#*Lenzing AG 20,644 618,319
Oesterreichische Post AG 9,845 340,894
OMV AG 198,206 10,857,406
Palfinger AG 16,102 604,011
Porr AG 26,621 846,501
Raiffeisen Bank International
AG, Class V 32,954 1,230,070
#SBO AG 9,163 304,059
Semperit AG Holding 7,534 113,045
Strabag SE, Class BR 14,398 1,128,395
Telekom Austria AG 141,529 1,507,748
#UBM Development AG 1,069 29,612
UNIQA Insurance Group AG 126,592 1,861,475
Verbund AG 26,646 2,059,037
Vienna Insurance Group AG
Wiener Versicherung Gruppe 40,394 2,074,715
voestalpine AG 124,553 4,439,285

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRIA — (Continued)
Wienerberger AG 147,287 $ 4,375,771
Zumtobel Group AG 27,235 117,251
TOTAL AUSTRIA 64,541,659
BELGIUM — (1.1%)
Ackermans & van Haaren NV 29,977 7,473,490
Ageas SA/NV, Class B 186,244 12,338,880
Anheuser-Busch InBev SA/NV 382,685 23,365,693
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 2,181 132,823
*Argenx SE 55 44,792
*Argenx SE, Sponsored ADR 3,261 2,669,128
Azelis Group NV 36,879 436,299
Barco NV 49,165 702,519
Bekaert SA 39,346 1,646,229
bpost SA 50,997 123,902
Cie d'Entreprises CFE 906 9,370
#CMB Tech NV, ADR 59,850 580,545
CMB. Tech NV 69,652 654,045
Colruyt Group NV 52,847 1,976,273
Deceuninck NV 118,951 283,511
Deme Group NV 8,876 1,342,054
#D'ieteren Group 18,644 3,410,750
Econocom Group SA/NV 103,625 204,762
Elia Group SA/NV 26,023 3,138,739
EVS Broadcast Equipment SA 15,869 663,956
Fagron 76,926 1,829,035
Immobel SA 2,245 64,261
Jensen-Group NV 279 20,159
KBC Group NV 237,021 28,519,667
Kinepolis Group NV 13,708 470,698
Lotus Bakeries NV 344 3,005,632
Melexis NV 17,571 1,267,530
#*Ontex Group NV 56,041 410,088
*Onward Medical NV 8,980 44,361
*Orange Belgium SA 4,961 109,367
Proximus SADP 239,990 2,065,011
#Recticel SA 35,505 349,968
Sipef NV 3,802 342,285
Solvay SA, Class A 119,924 3,690,182
Syensqo SA 49,867 4,123,352
Tessenderlo Group SA 15,259 461,433
UCB SA 50,488 12,965,813
Umicore SA 62,654 1,196,096
Van de Velde NV 4,288 149,714
VGP NV 16,107 1,862,790
Viohalco SA 40 392
TOTAL BELGIUM 124,145,594
BRAZIL — (0.0%)
Aura Minerals, Inc. 5,062 163,655
TOTAL BRAZIL 163,655
CANADA — (11.7%)
*5N Plus, Inc. 103,079 1,475,763
Acadian Timber Corp. 5,816 59,482
*ACT Energy Technologies,
Ltd. 14,943 56,523
ADENTRA, Inc. 16,582 416,222
ADF Group, Inc. 11,700 60,039
Shares Value †
CANADA — (Continued)
*Advantage Energy, Ltd. 263,295 $ 2,091,477
Aecon Group, Inc. 113,438 2,503,303
Ag Growth International, Inc. 4,465 114,975
AGF Management, Ltd., Class
B 97,083 968,647
Agnico Eagle Mines, Ltd. 163,935 26,362,387
Agnico Eagle Mines, Ltd. 112 18,032
#*Aimia, Inc. 14,826 29,469
*Air Canada 195,893 2,578,073
#Alamos Gold, Inc., Class B 354,208 10,906,064
Alamos Gold, Inc., Class B 9,864 304,407
Algoma Central Corp. 1,928 23,943
#Algoma Steel Group, Inc. 8,399 35,024
Algonquin Power & Utilities
Corp. 533,927 2,979,313
Alimentation Couche-Tard, Inc. 191,959 9,765,434
*Allied Gold Corp. 1,512 23,013
*Allied Gold Corp. 29,805 453,940
AltaGas, Ltd. 319,802 9,396,744
Altius Minerals Corp. 19,020 515,290
Altus Group, Ltd. 21,226 872,884
Amerigo Resources, Ltd. 59,811 130,622
Andlauer Healthcare Group,
Inc., Class A 15,663 608,120
ARC Resources, Ltd. 725,531 13,395,773
*Aritzia, Inc., Class B 114,701 8,020,024
ATCO., Ltd., Class I 53,617 2,022,381
*Athabasca Oil Corp. 883,261 4,343,338
AtkinsRealis Group, Inc. 98,006 6,918,441
*ATS Corp. 42,809 1,178,725
#*ATS Corp. 14,265 391,717
*Aurora Cannabis, Inc. 27,580 137,000
*AutoCanada, Inc. 1,500 27,074
*Avino Silver & Gold Mines,
Ltd. 2,394 11,132
#B2Gold Corp. 79,984 350,499
B2Gold Corp. 1,290,877 5,666,950
Badger Infrastructure
Solutions, Ltd. 45,535 2,391,550
Bank of Montreal 72,855 9,059,363
Bank of Montreal, ADR 102,136 12,683,248
Bank of Nova Scotia (The) 35,644 2,340,143
Bank of Nova Scotia (The),
ADR 274,816 18,027,930
Barrick Mining Corp. 11,012 361,840
Barrick Mining Corp. 771,809 25,315,335
*Bausch + Lomb Corp. 1,300 19,679
#*Bausch + Lomb Corp. 2,558 38,217
*Bausch Health Cos., Inc. 24,580 173,322
*Bausch Health Cos., Inc.,
ADR 161,508 1,133,786
#Baytex Energy Corp. 112,121 271,270
#BCE, Inc. 21 480
#BCE, Inc., ADR 48,237 1,102,698
Birchcliff Energy, Ltd. 288,412 1,346,190
Bird Construction, Inc. 85,158 1,830,610
*Bitfarms, Ltd. 3,735 14,928
Black Diamond Group, Ltd. 62,025 661,795
#*BlackBerry, Ltd. 169,853 830,384

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
*BlackBerry, Ltd. 53,986 $ 263,452
BMTC Group, Inc. 20 186
*Bombardier, Inc., Class A 2,430 336,695
*Bombardier, Inc., Class B 59,926 8,381,471
#Boralex, Inc., Class A 113,577 2,282,645
BOYD GROUP, Inc. 21,877 3,497,915
Brookfield Corp. 8,185 377,311
Brookfield Corp., ADR 234,366 10,792,554
#Brookfield Infrastructure
Corp. 94,652 4,288,682
#Brookfield Renewable Corp. 13,839 598,675
Brookfield Wealth Solutions,
Ltd. 2,281 105,086
Brookfield Wealth Solutions,
Ltd. 3,576 165,050
BRP, Inc. 4,000 251,165
BRP, Inc. 13,691 860,069
*CAE, Inc. 88,176 2,474,219
*CAE, Inc. 67,298 1,891,443
*Calfrac Well Services, Ltd. 47,512 103,762
Calian Group, Ltd. 1,926 69,417
Cameco Corp. 9,051 925,103
Cameco Corp. 22,639 2,316,008
Canaccord Genuity Group, Inc. 41,780 350,664
*Canacol Energy, Ltd. 3,989 6,434
*Canada Goose Holdings, Inc.,
ADR 12,046 167,801
*Canada Packers, Inc. 17,206 205,443
Canadian Imperial Bank of
Commerce 54,403 4,512,131
#Canadian Imperial Bank of
Commerce, ADR 180,785 14,981,653
Canadian National Railway Co. 3,507 336,621
Canadian National Railway
Co., ADR 109,905 10,540,989
Canadian Natural Resources,
Ltd. 922,074 29,524,809
Canadian Natural Resources,
Ltd., Class A 13,514 432,768
Canadian Pacific Kansas City,
Ltd. 32,743 2,358,599
#Canadian Pacific Kansas
City, Ltd., Class A 73,026 5,254,221
Canadian Tire Corp., Ltd.,
Class A 73,617 8,451,125
Canadian Utilities, Ltd., Class
A 97,309 2,727,972
#*Canfor Corp. 84,628 738,679
Capital Power Corp. 129,264 6,550,151
*Capstone Copper Corp. 588,180 5,255,693
Cardinal Energy, Ltd. 228,439 1,301,034
Cascades, Inc. 123,734 981,112
CCL Industries, Inc. 137,605 7,683,842
*Celestica, Inc. 27,678 9,538,505
*Celestica, Inc. 75,232 25,915,919
Cenovus Energy, Inc. 1,270,177 21,491,395
Centerra Gold, Inc. 361,222 4,235,719
CES Energy Solutions Corp. 390,925 2,681,218
CGI, Inc. 3,823 333,037
Shares Value †
CANADA — (Continued)
CGI, Inc., ADR 80,420 $ 6,996,540
*Cineplex, Inc. 20,303 183,157
*Cipher Pharmaceuticals, Inc. 6,500 68,658
#Cogeco Communications,
Inc. 25,886 1,179,802
Cogeco, Inc. 5,049 211,271
*Colabor Group, Inc. 8,500 1,547
Colliers International Group,
Inc. 30,036 4,791,643
Colliers International Group,
Inc., Class B 6,458 1,031,280
Computer Modelling Group,
Ltd. 49,692 188,675
#*Condor Energies, Inc. 8,700 10,245
Constellation Software, Inc. 4,206 11,079,957
Corby Spirit and Wine, Ltd. 7,537 73,802
*Cronos Group, Inc. 307,759 772,475
#*Cronos Group, Inc. 17,599 44,338
DATA Communications
Management Corp. 7,900 7,668
Definity Financial Corp. 118,857 5,535,039
*Denison Mines Corp. 29,275 93,394
dentalcorp Holdings, Ltd. 74,705 581,154
*Descartes Systems Group,
Inc. (The) 15,437 1,364,723
*Descartes Systems Group,
Inc. (The) 5,527 487,537
Dexterra Group, Inc. 19,183 145,671
*Docebo, Inc. 15,160 380,312
Dollarama, Inc. 122,991 16,002,919
Doman Building Materials
Group, Ltd. 98,261 622,744
Dominion Lending Centres,
Inc. 7,922 62,193
*Dorel Industries, Inc., Class B 23,362 30,012
DPM Metals, Inc. 287,176 6,148,721
DREAM Unlimited Corp. 28,651 380,132
#Dye & Durham, Ltd. 7,102 26,104
Dynacor Group, Inc. 37,360 121,054
E-L Financial Corp., Ltd. 32,000 371,352
#*Eldorado Gold Corp. 242,997 6,230,443
*Eldorado Gold Corp., Class B 27,241 698,936
Element Fleet Management
Corp. 309,881 8,366,555
Emera, Inc. 2,715 129,261
Emera, Inc. 141,168 6,718,112
Empire Co., Ltd., Class A 167,921 5,710,620
#Enbridge, Inc. 276,602 12,895,185
Endeavour Mining PLC 255,620 10,251,071
#*Endeavour Silver Corp. 54,075 444,595
#*Endeavour Silver Corp. 52,749 432,542
Enerflex, Ltd. 164,776 2,075,650
#*Energy Fuels, Inc. 2,145 43,994
Enghouse Systems, Ltd. 22,581 335,375
*Ensign Energy Services, Inc. 165,354 303,294
#*Enterprise Group, Inc. 15,200 14,211
EQB, Inc. 52,085 3,325,872
#*Equinox Gold Corp. 42,469 467,079
#*Equinox Gold Corp. 460,827 5,055,272

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
*ERO Copper Corp. 96,876 $ 2,068,303
*ERO Copper Corp. 23,090 493,556
Evertz Technologies, Ltd. 31,823 291,169
Exchange Income Corp. 45,999 2,522,616
Exco Technologies, Ltd. 13,428 62,676
Extendicare, Inc. 94,394 1,081,945
Fairfax Financial Holdings, Ltd. 14,424 23,441,278
#Fiera Capital Corp. 105,482 473,527
Finning International, Inc. 202,463 10,960,153
*Firan Technology Group
Corp. 26,500 206,530
#First Majestic Silver Corp. 311,230 3,974,407
*First Quantum Minerals, Ltd. 537,524 11,171,323
FirstService Corp., Class WI 10,400 1,657,142
FirstService Corp., Class WI,
ADR 22,899 3,650,329
*Foraco International SA 104 154
Fortis, Inc. 124,540 6,255,644
Fortis, Inc. 20,245 1,018,644
*Fortuna Mining Corp. 85 703
#*Fortuna Mining Corp., ADR 544,404 4,502,221
Franco-Nevada Corp. 1,779 332,641
#Franco-Nevada Corp. 21,737 4,056,776
Gamehost, Inc. 1,816 15,242
*GDI Integrated Facility
Services, Inc. 6,971 146,768
George Weston, Ltd. 78,738 4,792,332
GFL Environmental, Inc. 51,533 2,251,477
GFL Environmental, Inc. 19,197 840,138
Gibson Energy, Inc. 243,772 4,159,860
Gildan Activewear, Inc. 147,567 8,601,680
Gildan Activewear, Inc. 25,681 1,499,089
*GoGold Resources, Inc. 77,230 141,105
*Gran Tierra Energy, Inc. 16,954 57,717
Great-West Lifeco, Inc. 139,061 5,901,272
*Haivision Systems, Inc. 22,860 83,697
Hammond Manufacturing Co.,
Ltd., Class A 1,600 12,812
Hammond Power Solutions,
Inc. 7,693 1,174,965
Headwater Exploration, Inc. 412,240 2,177,194
High Liner Foods, Inc. 2,731 33,057
Hudbay Minerals, Inc. 654,317 10,469,072
Hudbay Minerals, Inc., Class A 15,888 254,906
ΩHydro One, Ltd., Class R 70,102 2,588,143
iA Financial Corp., Inc. 110,237 13,025,613
*IAMGOLD Corp. 932,250 10,795,455
*IAMGOLD Corp. 7,766 90,012
*Illumin Holdings, Inc. 4,600 3,972
*Imperial Metals Corp. 3,000 14,666
#Imperial Oil, Ltd. 1,558 137,937
Imperial Oil, Ltd. 89,082 7,857,923
Information Services Corp. 8,469 224,305
Intact Financial Corp. 83,088 15,514,623
*Interfor Corp. 38,581 217,804
#*Ivanhoe Mines, Ltd. 100,625 1,007,579
ΩJamieson Wellness, Inc. 13,327 331,189
*K92 Mining, Inc. 362,517 4,825,281
K-Bro Linen, Inc. 7,902 212,333
Shares Value †
CANADA — (Continued)
*Kelt Exploration, Ltd. 192,117 $ 914,549
#Keyera Corp. 257,359 7,606,064
Kinross Gold Corp. 42,073 979,496
Kinross Gold Corp. 1,159,764 26,952,915
*Kiwetinohk Energy Corp. 700 12,260
*Knight Therapeutics, Inc. 95,291 397,173
*Kolibri Global Energy, Inc.,
Class R 19,212 83,092
Lassonde Industries, Inc.,
Class A 2,458 383,081
Laurentian Bank of Canada 88,464 2,102,452
Leon's Furniture, Ltd. 32,219 671,675
*Lightspeed Commerce, Inc. 8,072 97,073
#*Lightspeed Commerce, Inc. 31,369 376,428
Linamar Corp. 52,152 2,826,924
Loblaw Cos., Ltd. 210,480 8,373,233
*Lucara Diamond Corp. 51,500 6,616
Lundin Gold, Inc. 104,614 7,119,113
Lundin Mining Corp.,
Registered 717,837 11,557,936
Magellan Aerospace Corp. 5,794 71,249
Magna International, Inc. 322,577 15,228,860
Mainstreet Equity Corp. 3,506 472,321
*Major Drilling Group
International, Inc. 88,570 780,673
Manulife Financial Corp. 84,079 2,723,724
Manulife Financial Corp., ADR 386,992 12,526,931
Maple Leaf Foods, Inc. 86,031 1,655,351
Martinrea International, Inc. 53,912 389,387
*Mattr Corp. 56,033 437,498
Maxim Power Corp. 3,800 12,475
McCoy Global, Inc. 3,900 9,798
*MDA Space, Ltd. 108,654 2,123,218
*Medexus Pharmaceuticals,
Inc. 24,400 48,760
Medical Facilities Corp. 21,952 226,390
*MEG Energy Corp. 382,659 8,105,713
Melcor Developments, Ltd. 11,924 125,525
#Methanex Corp. 1,480 58,306
Methanex Corp., ADR 51,918 2,041,416
Metro, Inc. 151,783 10,127,533
Morguard Corp. 2,231 185,228
MTY Food Group, Inc. 5,362 129,501
Mullen Group, Ltd. 144,391 1,453,030
National Bank of Canada 253,784 28,382,366
#Neo Performance Materials,
Inc. 25,543 352,569
*New Gold, Inc. 66,975 493,774
*New Gold, Inc. 1,241,448 9,112,228
*NFI Group, Inc. 16,419 168,039
#North American Construction
Group, Ltd. 15,834 246,694
North American Construction
Group, Ltd. 9,327 145,382
#North West Co., Inc. (The) 74,144 2,407,702
Northland Power, Inc. 348,278 6,370,742
#Nutrien, Ltd. 224,907 12,246,186
*NuVista Energy, Ltd. 287,774 3,425,808
*Obsidian Energy, Ltd. 23,848 135,218

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
OceanaGold Corp. 369,337 $ 8,268,995
Open Text Corp. 1,278 49,080
Open Text Corp. 248,571 9,532,698
#OR Royalties, Inc. 58,524 1,871,597
OR Royalties, Inc. 12,757 409,710
*Organigram Global, Inc. 35,800 58,000
*Orla Mining, Ltd. 27,278 281,509
*Orla Mining, Ltd. 130,685 1,349,614
#Pan American Silver Corp. 409,864 14,431,311
Pan American Silver Corp. 17,340 611,352
Paramount Resources, Ltd.,
Class A 12,563 206,223
Parex Resources, Inc. 26,572 340,222
Parkland Corp. 149,162 4,254,015
Pason Systems, Inc. 88,369 753,673
Pembina Pipeline Corp. 74,019 2,803,018
Pembina Pipeline Corp. 294,462 11,139,497
Pet Valu Holdings, Ltd. 20,662 513,177
Peyto Exploration &
Development Corp. 363,634 5,302,104
PHX Energy Services Corp. 44,556 242,313
Pizza Pizza Royalty Corp. 35,462 392,546
Polaris Renewable Energy,
Inc. 29,939 278,204
Pollard Banknote, Ltd. 7,261 104,991
*Precision Drilling Corp. 8,768 525,291
*Precision Drilling Corp. 12,614 757,479
Premium Brands Holdings
Corp. 48,320 3,334,792
Pulse Seismic, Inc. 72 151
#*Quarterhill, Inc. 101,255 78,769
Quebecor, Inc., Class B 203,106 6,485,360
RB Global, Inc. 2,528 251,077
RB Global, Inc. 59,536 5,907,162
*Real Matters, Inc. 12,680 66,606
Restaurant Brands
International, Inc. 2,466 162,130
Restaurant Brands
International, Inc. 107,906 7,088,345
*RF Capital Group, Inc. 14 200
Richelieu Hardware, Ltd. 68,146 1,870,045
#Rogers Communications,
Inc., Class B 46,128 1,807,063
#Rogers Communications,
Inc., Class B, ADR 111,926 4,380,784
Rogers Sugar, Inc. 130,531 575,728
Royal Bank of Canada 472,068 69,225,859
Royal Bank of Canada, ADR 79,032 11,578,188
Russel Metals, Inc. 98,677 3,057,181
*Sangoma Technologies Corp. 22,700 119,401
Saputo, Inc. 175,120 4,235,676
Savaria Corp. 18,521 290,938
Secure Waste Infrastructure
Corp. 293,284 3,665,134
*Shopify, Inc., Class A 8,031 1,396,270
*Shopify, Inc., Class A 24,269 4,223,843
Sienna Senior Living, Inc. 85,950 1,174,095
*Source Energy Services, Ltd. 4,171 36,645
South Bow Corp. 43,532 1,130,282
Shares Value †
CANADA — (Continued)
South Bow Corp., ADR 152,674 $ 3,958,837
*Spartan Delta Corp. 54,927 246,185
Ω#Spin Master Corp. 18,233 271,058
Sprott, Inc. 13,852 1,135,171
Sprott, Inc. 3,214 264,157
*SSR Mining, Inc. 213,679 4,835,857
Stantec, Inc. 46,716 5,179,870
Stantec, Inc. 22,980 2,547,374
Stella-Jones, Inc. 55,957 3,179,343
Ω*STEP Energy Services, Ltd. 717 2,799
*Steppe Gold, Ltd. 65,000 99,739
StorageVault Canada, Inc.,
Class B 155,139 548,077
Strathcona Resources, Ltd. 607 16,029
#Sun Life Financial, Inc. 117,825 7,173,858
Sun Life Financial, Inc. 238,306 14,503,303
Suncor Energy, Inc. 1,860 74,140
Suncor Energy, Inc. 709,622 28,250,052
*SunOpta, Inc. 34,971 182,549
Superior Plus Corp. 206,313 1,175,019
Supremex, Inc. 3,436 9,024
Surge Energy, Inc. 31,642 149,724
Sylogist, Ltd. 13,132 63,263
Taiga Building Products, Ltd. 48 118
Tamarack Valley Energy, Ltd. 885,505 3,937,263
*Taseko Mines, Ltd. 344,322 1,559,779
TC Energy Corp. 25,162 1,263,891
TC Energy Corp. 314,644 15,782,543
Teck Resources, Ltd., Class A 1,200 51,686
Teck Resources, Ltd., Class B 1,119 48,054
Teck Resources, Ltd., Class B 249,272 10,698,754
*Telesat Corp. 3,800 114,503
TELUS Corp. 2,603 38,103
*Tenaz Energy Corp. 15,700 299,848
TerraVest Industries, Inc. 11,954 1,158,416
TFI International, Inc. 6,674 600,357
TFI International, Inc. 15,385 1,380,496
Thomson Reuters Corp. 2,581 395,748
#Thomson Reuters Corp. 11,966 1,831,516
#*Tidewater Midstream and
Infrastructure, Ltd. 21 89
TMX Group, Ltd. 74,050 2,733,902
*Torex Gold Resources, Inc. 147,791 6,111,416
Toromont Industries, Ltd. 74,378 8,945,107
Toronto-Dominion Bank (The) 38,393 3,155,506
Toronto-Dominion Bank (The),
ADR 405,844 33,331,968
Total Energy Services, Inc. 51,092 514,147
*Touchstone Exploration, Inc. 100 16
Tourmaline Oil Corp. 347,773 15,311,791
#TransAlta Corp. 267,754 4,731,213
#TransAlta Corp., Class A 88,740 1,570,042
*Transat AT, Inc. 16,500 24,847
Transcontinental, Inc., Class A 101,271 1,423,135
Trican Well Service, Ltd. 314,004 1,176,549
Triple Flag Precious Metals
Corp. 2,200 61,157
Triple Flag Precious Metals
Corp. 22,384 621,380

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
*Trisura Group, Ltd. 28,240 $ 778,986
*Valeura Energy, Inc. 44,337 210,744
Vecima Networks, Inc. 3,208 23,101
Velan, Inc. 2,100 24,580
#Vermilion Energy, Inc. 11,316 84,720
Vermilion Energy, Inc. 82,670 617,545
VersaBank 6,008 71,315
*VerticalScope Holdings, Inc. 8,900 24,455
*<Victoria Gold Corp. 1,104 71
*Viemed Healthcare, Inc. 9,492 61,318
*Vitalhub Corp. 19,300 150,967
Wajax Corp. 5,700 101,173
*Wall Financial Corp. 404 4,553
Waste Connections, Inc. 42,448 7,117,681
*Well Health Technologies
Corp. 366,865 1,374,615
*Wesdome Gold Mines, Ltd. 245,213 3,703,177
West Fraser Timber Co., Ltd. 9,357 571,644
#West Fraser Timber Co., Ltd. 37,020 2,258,220
Westshore Terminals
Investment Corp. 43,315 796,960
Wheaton Precious Metals
Corp. 23,017 2,225,067
Wheaton Precious Metals
Corp. 28,959 2,795,123
Whitecap Resources, Inc. 994,872 7,412,814
Whitecap Resources, Inc. 434,883 3,239,878
Winpak, Ltd. 18,028 553,520
WSP Global, Inc. 52,576 10,061,541
*Yangarra Resources, Ltd. 70,006 50,963
Yellow Pages, Ltd. 21 165
TOTAL CANADA 1,326,078,277
DENMARK — (1.9%)
*ALK-Abello A/S 123,710 4,080,611
Alm Brand A/S 1,105,879 3,117,873
Ambu A/S, Class B 207,621 3,231,668
AP Moller - Maersk A/S, Class
A 1,059 2,186,897
AP Moller - Maersk A/S, Class
B 2,106 4,347,386
*Bang & Olufsen A/S 134,462 275,178
#*Bavarian Nordic A/S 101,923 3,765,269
Carlsberg A/S, Class B 66,071 7,777,925
#cBrain A/S 4,345 101,413
Chemometec A/S 9,432 1,153,204
#Coloplast A/S, Class B 48,047 4,349,039
Columbus A/S 45,554 68,160
D/S Norden A/S 4,253 170,263
Danske Bank A/S 307,379 13,745,121
*Demant A/S 102,020 3,396,698
#DSV A/S 71,632 15,224,243
FLSmidth & Co. A/S 68,355 5,335,653
Foroya Banki P/F 2,321 78,568
*Genmab A/S 38,465 10,927,911
#*Genmab A/S, Class S, ADR 1,800 51,498
#*GN Store Nord A/S 150,381 2,637,081
H Lundbeck A/S, Class A 53,116 300,081
H Lundbeck A/S, Class A 332,541 2,425,097
Shares Value †
DENMARK — (Continued)
#*H+H International A/S, Class
B 21,941 $ 301,837
#Harboes Bryggeri A/S, Class
B 731 14,689
#*Huscompagniet A/S 5,492 36,672
ISS A/S 184,540 5,824,682
Jeudan A/S 4,549 144,144
Jyske Bank A/S, Registered 69,682 8,185,781
Matas A/S 36,652 728,559
#MT Hoejgaard Holding A/S 336 22,073
Ω#*Netcompany Group A/S 59,828 2,992,533
*Nilfisk Holding A/S, Class B 1,898 31,567
*NKT A/S 64,425 7,229,645
Ω#*NNIT A/S 3,511 30,120
Novo Nordisk A/S, Class B 417,477 20,388,104
#Novo Nordisk A/S, Class B,
Sponsored ADR 129,264 6,393,397
#Novonesis Novozymes B,
Class B 195,107 11,677,076
#*NTG Nordic Transport
Group A/S 431 12,178
Ω*Orsted A/S 121,933 2,182,507
Pandora A/S 90,517 12,138,796
Per Aarsleff Holding A/S 13,118 1,492,352
Ringkjoebing Landbobank A/S 31,796 7,190,229
ROCKWOOL A/S, Class A 15,580 534,019
ROCKWOOL A/S, Class B 145,784 5,000,266
Royal Unibrew A/S 62,942 4,763,299
#*RTX A/S 12 200
ΩScandinavian Tobacco
Group A/S 64,652 858,422
Schouw & Co. A/S 14,207 1,306,608
#SP Group A/S 8,497 383,508
Sparekassen Sjaelland-Fyn
A/S 9,599 500,755
Sydbank A/S 82,909 7,086,842
Tivoli A/S 268 24,523
TORM PLC, Class A 44,683 965,206
Trifork Group AG 7,634 100,889
#Tryg A/S 312,719 7,719,428
UIE PLC 324 15,776
Vestas Wind Systems A/S 480,095 9,791,799
Vestjysk Bank A/S 248,245 272,436
TOTAL DENMARK 215,087,754
FINLAND — (1.6%)
Aktia Bank OYJ 29,961 370,017
Alandsbanken Abp, Class B 703 36,756
Alma Media OYJ 14,304 244,343
#Anora Group OYJ 24,747 89,831
*Aspo OYJ 5,813 42,001
Atria OYJ 11,403 180,311
Bittium OYJ 2,376 46,675
#Citycon OYJ 54,544 185,465
Digia OYJ 1,309 9,156
Elisa OYJ 170,408 7,521,240
Ω#Enento Group OYJ 12,890 229,413
eQ OYJ 3,591 45,592
Evli OYJ, Class B 519 12,879

Dimensional International Core Equity 2 ETF
continued
Shares Value †
FINLAND — (Continued)
Finnair OYJ 2,463 $ 8,096
#Fiskars OYJ Abp 21,753 328,404
#Fortum OYJ 375,550 8,383,122
F-Secure OYJ 18,440 36,480
Gofore OYJ 864 14,081
Harvia OYJ 14,248 596,134
Hiab OYJ 53,438 2,961,788
HKFoods OYJ 7,450 14,532
Huhtamaki OYJ 121,847 4,100,945
Kalmar OYJ, Class B 27,703 1,149,176
Kemira OYJ 145,693 3,211,838
Kesko OYJ, Class A 41,421 886,363
Kesko OYJ, Class B 433,392 9,154,055
*Kojamo OYJ 104,531 1,268,029
Kone OYJ, Class B 140,573 9,397,493
Konecranes OYJ 70,625 6,977,724
Lassila & Tikanoja OYJ 36,975 424,205
*Lindex Group OYJ 108,390 338,406
Mandatum OYJ 399,844 2,871,456
Marimekko OYJ 28,427 419,318
#Metsa Board OYJ 4 22
Metso OYJ 764,174 12,533,371
Neste OYJ 204,261 4,233,040
NoHo Partners OYJ 1,178 12,128
Nokia OYJ 1,814,195 12,278,901
#Nokia OYJ, Sponsored ADR 378,272 2,613,860
#Nokian Renkaat OYJ 128,644 1,298,467
Nordea Bank Abp 1,589,774 27,184,328
Olvi OYJ, Class A 13,842 472,903
*Optomed Oy 2,420 10,963
Oriola OYJ, Class B 124,343 169,350
Orion OYJ, Class A 12,843 899,781
Orion OYJ, Class B 151,961 10,620,081
Outokumpu OYJ 545,610 2,351,463
Pihlajalinna OYJ 18,110 311,449
Ponsse OYJ 1,637 47,992
Puuilo OYJ 71,356 1,169,501
#*QT Group OYJ 21,718 889,876
Raisio OYJ, Class V 102,365 297,147
Revenio Group OYJ 12,569 351,073
Sampo OYJ, Class A 170,205 1,896,326
Sampo OYJ, Class A 851,595 9,502,794
Sanoma OYJ 107,168 1,311,151
Scanfil OYJ 22,905 289,749
Siili Solutions OYJ 1,252 6,734
*SRV Group OYJ 12 73
#Stora Enso OYJ, Class R 552,884 6,445,208
Suominen OYJ 40 77
Taaleri PLC 13,398 111,341
#*Talenom OYJ 1,799 6,561
ΩTerveystalo OYJ 125,276 1,349,059
TietoEVRY OYJ 128,877 2,768,238
#Tokmanni Group Corp. 53,499 529,803
UPM-Kymmene OYJ 351,784 9,452,368
Vaisala OYJ, Class A 18,753 928,559
Valmet OYJ 143,175 4,661,781
*Verkkokauppa.com OYJ 7,203 32,922
Wartsila OYJ Abp 241,295 7,901,130
Shares Value †
FINLAND — (Continued)
*WithSecure OYJ 28,139 $ 55,797
*YIT OYJ 170,300 576,315
TOTAL FINLAND 187,127,006
FRANCE — (7.1%)
*74Software SA 6,043 249,699
ABC arbitrage 15,100 93,417
Accor SA 87,993 4,483,946
#Aeroports de Paris SA 37,441 5,138,198
*Air France-KLM 5,055 67,534
Air Liquide SA 66,527 12,893,830
Airbus SE 94,174 23,195,674
AKWEL SADIR, Class B 7,570 96,984
*Alstom SA 427,594 10,684,915
Alten SA 29,837 2,460,588
ΩAmundi SA 50,187 3,724,635
Ω*Aramis Group SAS 9,519 68,997
Arkema SA 71,533 4,252,019
Assystem SA 488 24,501
Aubay 3,777 217,971
AXA SA 258,261 11,216,945
ΩAyvens SA 161,838 2,161,202
*Bastide le Confort Medical 4,205 119,879
Beneteau SACA 37,897 365,892
BioMerieux 21,597 2,781,885
BNP Paribas SA 192,004 14,861,251
Boiron SA, Class A 1,019 33,049
Bollore SE, Class A 65,777 366,693
Bonduelle SCA 8,365 85,832
Bouygues SA 244,607 11,047,405
Bureau Veritas SA 239,903 7,886,008
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 18 1,729
Capgemini SE 85,320 13,146,607
Carrefour SA 761,092 11,463,816
*Cegedim SA 8,886 116,921
Cie de Saint-Gobain SA 308,005 29,883,311
Cie des Alpes 14,021 322,043
Cie Generale des
Etablissements Michelin SCA 634,363 20,274,136
*Claranova SE, Registered 28,890 56,353
*Clariane SE 33,760 145,187
Coface SA 179,433 3,164,516
Credit Agricole SA 326,781 5,898,955
Danone SA 185,476 16,415,397
Dassault Aviation SA 7,807 2,512,225
Dassault Systemes SE 65,496 1,861,919
Derichebourg SA 102,605 701,087
Edenred SE 24,053 692,107
Eiffage SA, Class P 102,267 12,594,516
#*Ekinops SAS 11,654 21,172
Electricite de Strasbourg SA,
Class B 588 118,767
Ω*Elior Group SA 125,278 405,158
Elis SA 253,351 7,064,820
*Emeis SA 37,454 618,614
Engie SA 1,601,758 37,529,648
Eramet SA 6,175 423,355

Dimensional International Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
EssilorLuxottica SA, Class B 35,664 $ 13,061,158
Esso SA Francaise 3,145 353,740
Etablissements Maurel et
Prom SA 77,792 433,136
*Euroapi SA 51,764 191,665
Eurofins Scientific SE 139,107 9,816,484
ΩEuronext NV 53,060 7,593,998
Exel Industries SA, Class A 115 4,566
Exosens SAS 279 15,731
FDJ UNITED 116,404 3,396,460
*FIGEAC-AERO 1,808 25,355
Fnac Darty SA 14,579 477,890
*Forvia SE 161,128 2,066,173
Gaztransport Et Technigaz SA 42,321 8,382,137
Getlink SE 290,360 5,305,169
GL Events SACA 8,106 259,160
Groupe Crit SA 482 34,492
#Guerbet 5,989 110,047
Hermes International SCA 6,477 16,065,412
*ID Logistics Group SACA 4,034 1,834,483
Imerys SA 45,743 1,128,792
Infotel SA 820 38,142
Interparfums SA 17,929 590,184
Ipsen SA 43,515 6,117,413
IPSOS SA 48,483 1,860,082
Jacquet Metals SACA 12,362 249,980
JCDecaux SE 95,397 1,738,595
Kaufman & Broad SA 16,938 570,856
Kering SA, Class A 13,449 4,762,411
Laurent-Perrier 1,238 133,745
#Lectra 1,578 41,891
Legrand SA 94,512 16,308,338
Linedata Services 1 52
LISI SA 15,240 893,573
LNA Sante SA 2,437 68,070
L'Oreal SA 31,488 13,179,967
Louis Hachette Group 87,113 149,864
LVMH Moet Hennessy Louis
Vuitton SE 63,764 45,048,412
Ω#Maisons du Monde SA 2,925 6,904
Manitou BF SA 11,516 231,543
Mersen SA 13,673 345,613
Metropole Television SA 28,218 389,528
Nexans SA 45,908 6,464,423
#*Nexity SA 53,809 563,926
NRJ Group 18,274 170,001
Oeneo SA 20 213
Opmobility 67,846 1,108,841
Orange SA 2,009,534 32,088,992
*OSE Immuno 2,526 17,274
*OVH Groupe SA 4,605 43,265
Pernod Ricard SA 65,321 6,405,439
*Pierre Et Vacances SA 106,637 200,129
Pluxee NV 76,729 1,483,392
Publicis Groupe SA 147,473 14,774,534
Quadient SA 30,566 526,367
#Remy Cointreau SA 25,615 1,270,698
Renault SA 242,066 9,415,540
Shares Value †
FRANCE — (Continued)
Rexel SA 282,792 $ 9,791,967
Robertet SA, Class A 127 122,104
Rubis SCA 59,548 2,163,632
SA d'Explosifs et de Produits
Chimiques 195 45,464
Safran SA 86,988 30,913,672
Sanofi SA 169,230 17,110,513
Sanofi SA, Sponsored ADR 776 39,250
Sartorius Stedim Biotech 2,696 644,750
Savencia SA 3,246 233,784
Schneider Electric SE 40,277 11,440,639
SCOR SE 200,861 6,092,598
SEB SA 28,584 1,582,941
Seche Environnement SACA 2,901 235,053
SES SA 503,960 3,865,206
Ω*SMCP SA 13,378 94,344
Societe BIC SA 33,572 1,871,569
Societe Generale SA 320,623 20,301,683
Societe LDC SADIR 1,540 164,060
#Sodexo SA 108,121 5,995,075
#*Solutions 30 SE 2,352 2,706
Sopra Steria Group 20,853 3,246,849
SPIE SA 193,733 9,865,536
#Stef SA 4,198 586,286
#STMicroelectronics NV
Sponsored 261,302 6,394,060
#Sword Group 6,077 257,417
Synergie SE 12 465
Technip Energies NV 181,959 7,396,810
Teleperformance SE 70,038 5,008,719
Television Francaise 1 SA 72,408 662,737
TFF Group 663 14,234
Thales SA 31,411 8,951,265
Thermador Groupe 2,128 187,649
TotalEnergies SE 1,198,528 74,631,331
Trigano SA 12,740 2,124,804
*Ubisoft Entertainment SA 1,965 17,568
Valeo SE 364,233 5,038,472
Vallourec SACA 264,481 4,928,492
Veolia Environnement SA 189,467 6,265,270
Vetoquinol SA 2,299 197,952
Vicat SACA 21,459 1,609,920
VIEL & Cie SA 1,848 37,540
Vinci SA 215,925 28,884,704
Virbac SACA 2,797 1,144,433
*Viridien 12,218 1,494,815
Vivendi SE 538,237 1,939,492
#*Voltalia SA, Registered 27,849 229,504
VusionGroup 494 137,754
#Wavestone 4,927 293,436
TOTAL FRANCE 806,084,077
GERMANY — (7.8%)
#1&1 AG 34,218 845,182
*7C Solarparken AG 23,116 42,475
Adesso SE 4,217 456,063
adidas AG 65,802 12,440,406
Adtran Networks SE 4,417 110,119
AIXTRON SE 86,863 1,391,071

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
All for One Group SE 2,824 $ 132,986
Allgeier SE 7,782 164,371
Allianz SE, Registered 51,366 20,643,630
AlzChem Group AG 9,169 1,763,106
Amadeus Fire AG 290 17,640
Atoss Software SE 8,919 1,196,200
ΩAumann AG 4,412 64,062
*Aumovio SE 67,444 2,903,579
Aurubis AG 33,579 4,375,657
BASF SE 807,720 39,891,896
Bayer AG, Registered 939,016 29,208,773
Bayerische Motoren Werke AG 95,017 8,852,461
#Bechtle AG 90,337 3,820,346
ΩBefesa SA 34,215 1,133,392
#Beiersdorf AG 40,828 4,322,189
Bertrandt AG 2,482 57,438
Bijou Brigitte AG 4,441 208,620
Bilfinger SE 34,251 3,696,293
Borussia Dortmund GmbH &
Co. KGaA 103,881 410,656
#Brenntag SE 148,188 8,235,517
Ω*Brockhaus Technologies AG 3,263 48,584
CANCOM SE 43,377 1,234,122
Carl Zeiss Meditec AG, Class
BR 5,568 282,128
*CECONOMY AG 177,092 906,513
#CENIT AG 787 6,413
Cewe Stiftung & Co. KGAA 5,906 677,581
Commerzbank AG 542,713 19,737,865
Continental AG 134,884 10,194,142
*Covestro AG 121,292 8,483,720
#CTS Eventim AG & Co.
KGaA 67,401 6,036,839
Daimler Truck Holding AG 464,084 18,592,285
Ω#*Delivery Hero SE 22,826 579,608
Dermapharm Holding SE 19,510 769,006
Deutsche Bank AG,
Registered 124,274 4,436,513
#*Deutsche Bank AG,
Registered Sponsored 668,311 23,905,484
Deutsche Boerse AG 72,363 18,332,962
Deutsche Lufthansa AG,
Registered 93,439 818,993
#Deutsche Post AG 696,523 31,996,324
Deutsche Telekom AG 1,747,232 54,227,918
Deutsche Wohnen SE 19,472 485,452
Deutz AG 132,443 1,313,118
Draegerwerk AG & Co. KGaA 2,884 203,052
Duerr AG 86,986 2,028,067
ΩDWS Group GmbH & Co.
KGaA 54,562 3,491,993
E.ON SE 1,933,808 36,024,540
Eckert & Ziegler SE 50,051 978,028
*EDAG Engineering Group AG 3,040 24,281
Elmos Semiconductor SE 10,391 981,052
ElringKlinger AG 31,188 145,609
#Energiekontor AG 5,450 212,615
Evonik Industries AG 316,645 5,310,309
*Evotec SE 159,065 1,295,065
Shares Value †
GERMANY — (Continued)
Fabasoft AG 6,368 $ 110,984
Fielmann Group AG 34,535 1,887,387
flatexDEGIRO AG 119,195 4,523,467
FORTEC Elektronik AG 4 55
#*Fraport AG Frankfurt Airport
Services Worldwide 46,619 3,992,532
Freenet AG 168,143 5,236,032
Fresenius Medical Care AG 187,573 10,080,100
Fresenius SE & Co. KGaA 172,934 9,984,024
Friedrich Vorwerk Group SE 11,878 1,276,364
FUCHS SE 29,772 1,056,659
GEA Group AG 194,759 13,937,048
#Gerresheimer AG 28,475 907,098
Gesco SE 6,179 113,396
GFT Technologies SE 18,019 370,197
*Grand City Properties SA 39,947 509,020
#Hannover Rueck SE 28,270 8,072,482
Ω#Hapag-Lloyd AG 17,247 2,480,351
Hawesko Holding SE 4 96
Heidelberg Materials AG 105,009 24,616,030
#*Heidelberger
Druckmaschinen AG 324,421 730,921
Hella GmbH & Co. KGaA 1,010 94,075
*HelloFresh SE 260,607 2,111,566
Henkel AG & Co. KGaA 31,944 2,387,320
#Hensoldt AG 67,272 7,158,909
HOCHTIEF AG 16,016 4,595,542
*HomeToGo SE 20,493 36,544
Hornbach Holding AG & Co.
KGaA 16,488 1,649,942
HUGO BOSS AG 62,729 2,783,853
Indus Holding AG 25,350 656,865
Infineon Technologies AG 774,159 30,666,132
Init Innovation in Traffic
Systems SE 5,637 303,841
ΩInstone Real Estate Group
SE 36,036 344,804
*IONOS Group SE 29,881 1,060,527
IVU Traffic Technologies AG 8,950 211,767
Jenoptik AG 41,914 946,258
ΩJOST Werke SE 15,982 931,545
#K+S AG, Registered 262,982 3,432,971
KION Group AG 97,287 6,905,760
#Kloeckner & Co. SE 33,937 217,003
Knorr-Bremse AG 70,757 6,582,426
*Koenig & Bauer AG 10,077 154,691
#Kontron AG 67,994 1,779,898
Krones AG 19,809 2,876,238
KWS Saat SE & Co. KGaA 13,759 1,060,828
LANXESS AG 116,351 2,771,797
LEG Immobilien SE,
Registered 51,759 3,945,847
#Leifheit AG 4,689 80,640
*LPKF Laser & Electronics SE 8,138 61,993
*Medios AG 2,269 31,950
Mercedes-Benz Group AG 311,682 20,221,197
Merck KGaA 12,918 1,691,536
MLP SE 51,153 419,781
MTU Aero Engines AG 31,362 13,686,487

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 52,419 $ 32,453,314
Multitude AG 7,956 62,627
Mutares SE & Co. KGaA 10,988 350,667
Nagarro SE 5,839 325,647
#Nemetschek SE 42,619 4,919,091
*Nordex SE 112,892 3,333,076
#Norma Group SE 30,555 495,849
*Pentixapharm Holding AG 8,693 15,452
Pfeiffer Vacuum Technology
AG 1,174 211,385
ProCredit Holding AG 25,788 230,378
Puma SE 6,551 139,277
PVA TePla AG 18,650 570,435
*q.beyond AG 79,763 78,437
QIAGEN NV 90,599 4,244,563
QIAGEN NV 25,241 1,187,469
Rational AG 5,334 3,912,462
RENK Group AG 40,999 3,113,255
Rheinmetall AG 22,625 44,432,638
RTL Group SA 40,827 1,576,250
RWE AG 250,922 12,354,954
SAF-Holland SE 10,485 170,635
#Salzgitter AG 32,540 1,056,123
SAP SE 36,962 9,575,394
#SAP SE, Sponsored ADR 32,382 8,419,644
Schaeffler AG 176,150 1,428,271
Schott Pharma AG & Co.
KGaA 10,371 232,462
ΩScout24 SE 34,855 4,031,015
Secunet Security Networks AG 434 99,684
#*SFC Energy AG, Class BR 2,129 38,825
Siemens AG, Registered 131,964 37,400,462
*Siemens Energy AG 239,183 29,621,810
ΩSiemens Healthineers AG 56,549 3,170,112
Sixt SE 22,272 1,958,825
#*SMA Solar Technology AG 5,889 176,452
STRATEC SE 1,989 53,949
Stroeer SE & Co. KGaA 37,652 1,649,231
Suedzucker AG 89,248 985,807
#SUSS MicroTec SE 12,110 389,689
Symrise AG 66,646 5,521,526
TAG Immobilien AG 149,215 2,478,306
Takkt AG 18,820 97,749
Talanx AG 64,032 7,797,064
Ω#*TeamViewer SE 170,013 1,249,980
Technotrans SE 3,020 124,090
thyssenkrupp AG 605,851 6,346,611
*Tkms AG& Co. KGaA 30,292 2,858,231
*TUI AG 696,001 5,930,147
United Internet AG 106,156 3,276,329
Volkswagen AG, Registered,
Class R 23,928 2,522,879
Vonovia SE, Class R 190,433 5,725,738
#Vossloh AG 13,699 1,250,682
Wacker Chemie AG 1,449 114,478
Wacker Neuson SE 40,827 889,674
Shares Value †
GERMANY — (Continued)
Washtec AG 8,531 $ 406,660
*Westwing Group SE 1,538 20,414
Wuestenrot &
Wuerttembergische AG 18,087 295,187
Ω*Zalando SE 261,679 7,327,254
Zeal Network SE 988 55,421
TOTAL GERMANY 880,643,121
HONG KONG — (1.6%)
AIA Group, Ltd. 2,334,968 22,667,113
ASMPT, Ltd. 317,700 3,351,870
Bank of East Asia, Ltd. (The) 1,158,393 1,997,178
Best Mart 360 Holdings, Ltd. 262,000 70,117
BOC Hong Kong Holdings, Ltd. 726,000 3,566,388
Bright Smart Securities &
Commodities Group, Ltd. 1,398,000 1,750,153
ΩBudweiser Brewing Co.
APAC, Ltd. 534,500 541,913
Build King Holdings, Ltd. 40,000 7,874
Cafe de Coral Holdings, Ltd. 462,000 373,300
Cathay Pacific Airways, Ltd. 1,561,000 2,223,343
#*Central New Energy Holding
Group, Ltd. 82,000 100,018
*Chi Kan Holdings, Ltd. 16,000 4,982
Chinese Estates Holdings, Ltd. 402,000 67,757
Chow Sang Sang Holdings
International, Ltd. 342,000 612,962
CITIC Telecom International
Holdings, Ltd. 2,407,000 764,943
CK Asset Holdings, Ltd. 901,500 4,458,668
CK Hutchison Holdings, Ltd. 738,500 4,893,434
CK Infrastructure Holdings,
Ltd. 239,000 1,554,444
CK Life Sciences Int'l
Holdings, Inc. 1,014,000 117,418
CLP Holdings, Ltd. 375,000 3,198,901
#C-Mer Medical Holdings, Ltd. 384,000 89,921
CN Logistics International
Holdings, Ltd. 36,000 15,563
*Cowell e Holdings, Inc. 316,000 1,257,137
ΩCrystal International Group,
Ltd. 781,000 684,312
CTF Services, Ltd. 649,000 701,423
Dah Sing Banking Group, Ltd. 602,000 852,011
Dah Sing Financial Holdings,
Ltd. 229,600 1,061,710
*Deep Source Holdings, Ltd. 4,920,000 481,099
Dream International, Ltd. 220,000 275,418
#EC Healthcare 543,000 45,412
Emperor Watch & Jewellery,
Ltd. 2,840,000 102,313
Fairwood Holdings, Ltd. 23,000 15,181
Far East Consortium
International, Ltd. 1,156,123 113,051
First Pacific Co., Ltd. 2,744,000 2,213,643
Ω#*FIT Hon Teng, Ltd. 2,553,000 1,915,029
FSE Lifestyle Services, Ltd. 141,000 104,858
Galaxy Entertainment Group,
Ltd. 734,000 3,656,684
Giordano International, Ltd. 1,940,000 369,419

Dimensional International Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
Golden Resources
Development International,
Ltd. 152,000 $ 6,845
*GR Life Style Co., Ltd. 400,000 101,902
Great Eagle Holdings, Ltd. 238,000 445,856
#Guoco Group, Ltd. 10,000 99,714
#Guotai Junan International
Holdings, Ltd. 4,677,000 2,292,706
Hang Lung Group, Ltd. 954,000 1,817,856
Hang Lung Properties, Ltd. 2,619,435 2,915,277
#Hang Seng Bank, Ltd. 93,500 1,823,756
#Henderson Land
Development Co., Ltd. 534,000 1,874,311
HK Electric Investments & HK
Electric Investments, Ltd. 944,000 733,610
*HKR International, Ltd. 80,000 11,219
HKT Trust & HKT, Ltd., Class
SS 3,689,000 5,377,676
Hong Kong & China Gas Co.,
Ltd. 3,291,000 3,061,415
Hong Kong Exchanges &
Clearing, Ltd. 254,490 13,870,199
Hong Kong Technology
Venture Co., Ltd. 624,978 114,989
*Hongkong & Shanghai Hotels,
Ltd. (The) 421,000 332,588
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,754,000 245,987
Hysan Development Co., Ltd. 449,000 930,097
IGG, Inc. 997,000 500,283
ΩImpro Precision Industries,
Ltd. 367,000 236,098
Jacobson Pharma Corp., Ltd. 70,000 13,059
JBM Healthcare, Ltd. 74,000 28,183
#Johnson Electric Holdings,
Ltd. 668,447 3,142,618
Karrie International Holdings,
Ltd. 702,000 255,611
Kerry Properties, Ltd. 740,500 1,863,588
*Kingkey Financial
International Holdings, Ltd. 690,000 13,228
KLN Logistics Group, Ltd. 684,500 632,345
Kowloon Development Co.,
Ltd. 309,319 150,437
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 15,866 1,041
Luk Fook Holdings
International, Ltd. 392,000 1,254,852
Man Wah Holdings, Ltd. 1,871,600 1,141,425
*Melco International
Development, Ltd. 154,499 92,832
MGM China Holdings, Ltd. 411,200 787,249
*Midland Holdings, Ltd., Class
B 560,000 157,793
Modern Dental Group, Ltd. 396,000 265,963
*Modern Innovative Digital
Technology Co., Ltd. 832,000 12,418
*Mongolian Mining Corp. 900,000 1,313,142
Shares Value †
HONG KONG — (Continued)
MTR Corp., Ltd. 533,500 $ 1,956,299
NagaCorp, Ltd. 1,388,333 930,652
Nameson Holdings, Ltd. 860,000 98,479
#*New World Development
Co., Ltd. 651,000 602,235
Nissin Foods Co., Ltd. 185,000 159,717
*Novautek Technologies
Group, Ltd. 325,000 10,872
Oriental Watch Holdings 684,000 299,220
Pacific Basin Shipping, Ltd. 5,080,000 1,679,782
Pacific Textiles Holdings, Ltd. 1,176,000 219,397
Paradise Entertainment, Ltd. 256,000 25,362
PAX Global Technology, Ltd. 1,001,000 686,463
PCCW, Ltd. 3,700,000 2,642,109
Perfect Medical Health
Management, Ltd. 393,000 69,780
Pico Far East Holdings, Ltd. 1,030,000 347,212
#Plover Bay Technologies, Ltd. 230,000 189,985
Power Assets Holdings, Ltd. 332,000 2,108,479
PRADA SpA 237,500 1,403,817
Public Financial Holdings, Ltd. 178,000 29,544
#Sa Sa International Holdings,
Ltd. 1,184,000 94,450
ΩSamsonite Group SA 1,632,600 3,417,617
Sands China, Ltd. 601,600 1,566,659
*Shandong Hi-Speed Holdings
Group, Ltd. 450,000 119,271
Shangri-La Asia, Ltd. 1,068,000 666,452
*Shenwan Hongyuan HK, Ltd. 440,000 93,410
*Shun Tak Holdings, Ltd. 1,272,000 119,472
*Sinohope Technology
Holdings, Ltd. 203,500 119,133
SITC International Holdings
Co., Ltd. 1,376,000 5,066,921
#*SJM Holdings, Ltd. 2,125,000 773,751
*Smart Fish Wealthlink
Holdings, Ltd. 826,700 45,738
SmarTone
Telecommunications Holdings,
Ltd. 441,500 274,368
*Starcoin Group, Ltd. 565,000 17,738
Stella International Holdings,
Ltd. 755,500 1,605,834
Sun Hung Kai Properties, Ltd. 221,500 2,691,731
SUNeVision Holdings, Ltd. 1,159,000 900,692
Swire Pacific, Ltd., Class A 281,500 2,325,249
Swire Pacific, Ltd., Class B 440,000 652,171
Swire Properties, Ltd. 252,800 689,555
Tai Hing Group Holdings, Ltd. 352,000 50,724
Techtronic Industries Co., Ltd. 511,500 5,975,683
*Television Broadcasts, Ltd. 426,600 181,679
Texhong International Group,
Ltd. 257,500 151,077
#*Tongda Group Holdings, Ltd. 140,599 83,395
Transport International
Holdings, Ltd. 171,766 236,249
#United Laboratories
International Holdings, Ltd.
(The) 1,938,000 3,134,333

Dimensional International Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
*Unity Group Holdings
International, Ltd. 634,000 $ 32,221
Value Partners Group, Ltd. 276,000 87,358
Vitasoy International Holdings,
Ltd. 682,000 666,890
*Viva Goods Company, Ltd. 1,720,000 130,568
#*Vobile Group, Ltd. 12,000 8,013
VSTECS Holdings, Ltd. 922,000 1,143,573
VTech Holdings, Ltd. 210,100 1,715,196
*Wang On Group, Ltd. 40,000 149
ΩWH Group, Ltd. 7,876,500 7,560,110
Wharf Real Estate Investment
Co., Ltd. 833,000 2,368,609
Wynn Macau, Ltd., Class B 1,152,000 979,738
#Xinyi Glass Holdings, Ltd. 3,102,321 3,628,329
YesAsia Holdings, Ltd. 117,000 75,419
#Yue Yuen Industrial Holdings,
Ltd. 949,000 1,741,172
#*Yunfeng Financial Group,
Ltd. 112,000 60,235
*Zhaobangji Lifestyle Holdings,
Ltd. 384,000 23,221
TOTAL HONG KONG 178,928,685
IRELAND — (0.5%)
AIB Group PLC 2,494,805 22,992,865
Bank of Ireland Group PLC 943,067 15,440,219
Cairn Homes PLC 757,317 1,685,258
Dalata Hotel Group PLC 247,526 1,839,875
FBD Holdings PLC 17,217 288,142
Glanbia PLC 204,571 3,466,184
Ω*Glenveagh Properties PLC 512,697 1,129,069
Irish Continental Group PLC 42,175 279,414
Kerry Group PLC, Class A 48,889 4,463,435
Kingspan Group PLC 107,615 8,061,188
*Permanent TSB Group
Holdings PLC 17,979 60,179
TOTAL IRELAND 59,705,828
ISRAEL — (1.2%)
#*Abra Information
Technologies, Ltd. 9,299 12,570
*Accel Solutions Group, Ltd. 28,186 14,213
Ackerstein Group, Ltd. 7,113 21,193
*AFI Properties, Ltd. 12 813
#Africa Israel Residences, Ltd. 4,140 362,196
*Airport City, Ltd. 21,829 432,528
Albaad Massuot Yitzhak, Ltd. 1,725 14,429
*Allot, Ltd., Registered 2,852 27,808
Alrov Properties and Lodgings,
Ltd., Registered 4 358
Altshuler Shaham Finance,
Ltd. 44,778 118,763
Amos Luzon Development and
Energy Group, Ltd. 16,613 18,909
*Amot Investments, Ltd. 49,825 395,023
Analyst IMS Investment
Management Services, Ltd. 1,832 76,563
Arad, Ltd. 11,763 188,543
*Argo Properties NV 11,276 414,075
Shares Value †
ISRAEL — (Continued)
Ari Real Estate Arena
Investment, Ltd. 38,231 $ 34,775
Aryt Industries, Ltd. 9,369 123,857
*Ashdod Refinery, Ltd. 716 12,134
Ashtrom Group, Ltd. 28,511 652,716
AudioCodes, Ltd. 38,574 344,466
#Aura Investments, Ltd. 33,670 243,146
Automatic Bank Services, Ltd. 13,900 96,833
Ayalon Holdings, Ltd. 12,557 265,479
Azorim-Investment
Development & Construction
Co., Ltd. 52,091 349,920
Azrieli Group, Ltd. 4,331 457,429
Bank Hapoalim BM 420,141 8,559,814
Bank Leumi Le-Israel BM,
Class IS 743,577 15,156,248
#Baran Group, Ltd. 4,824 26,268
*Bet Shemesh Engines
Holdings 1997, Ltd. 7,091 1,469,756
Bezeq The Israeli
Telecommunication Corp., Ltd. 738,520 1,513,941
Big Shopping Centers, Ltd. 3,427 766,763
Blue Square Real Estate, Ltd. 3,661 443,253
#*Camtek, Ltd. 7,201 893,321
Carasso Motors, Ltd. 46,271 554,535
Castro Model, Ltd. 1,356 82,422
*Cellcom Israel, Ltd. 133,111 1,390,339
*CIELO-BLU GROUP, Ltd. 33,560 41,530
Clal Insurance Enterprises
Holdings, Ltd., Registered 94,573 5,292,159
Danel Adir Yeoshua, Ltd. 5,212 722,332
Danya Cebus, Ltd. 8,237 347,279
Delek Automotive Systems,
Ltd. 50,751 428,880
Delek Group, Ltd. 10,201 2,684,573
Delta Galil, Ltd. 12,267 685,312
Delta Israel Brands, Ltd. 3,770 122,222
Diplomat Holdings, Ltd. 8,324 132,117
*Doral Group Renewable
Energy Resources, Ltd. 142,449 1,022,120
#Duniec Brothers, Ltd. 1,748 145,031
*El Al Israel Airlines 389,933 1,623,623
Elbit Systems, Ltd. 1,105 526,809
Electra Consumer Products
1970, Ltd. 11,746 407,150
*Electra Real Estate, Ltd. 6,832 104,972
Electra, Ltd. 21,220 674,251
*Ellomay Capital, Ltd. 820 16,429
Energix-Renewable Energies,
Ltd. 52,898 243,992
*Enlight Renewable Energy,
Ltd. 1,912 67,302
*Enlight Renewable Energy,
Ltd. 39,938 1,394,171
*Equital, Ltd. 19,285 923,280
*Fattal Holdings 1998, Ltd. 5,869 1,066,419
First International Bank Of
Israel, Ltd. (The) 44,880 3,240,981
FMS Enterprises Migun, Ltd. 2,673 154,013

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
Formula Systems 1985, Ltd. 7,213 $ 1,041,765
Formula Systems 1985, Ltd.,
ADR 278 41,191
Fox Wizel, Ltd. 9,258 1,069,128
Gav-Yam Lands Corp., Ltd. 3,536 44,105
*Gilat Satellite Networks, Ltd. 34,940 502,057
#*Hagag Group Real Estate
Development 35,677 256,543
Harel Insurance Investments &
Financial Services, Ltd. 75,743 2,653,402
Hilan, Ltd. 12,525 988,005
ICL Group, Ltd. 173,232 1,138,662
IDI Insurance Co., Ltd. 12,046 716,645
Ilex Medical, Ltd. 1,617 32,422
Inrom Construction Industries,
Ltd. 94,527 703,535
*Intercure, Ltd. 13,519 19,172
#Israel Canada T.R, Ltd.,
Class A 114,030 595,695
Israel Discount Bank, Ltd.,
Class A 805,548 8,079,739
Israel Shipyards Industries,
Ltd. 4,082 157,174
*Israir Group, Ltd. 138,642 76,730
Isras Investment Co., Ltd. 1,794 502,885
Issta, Ltd. 11,510 376,333
Kamada, Ltd. 28,075 194,279
#Kardan Real Estate
Enterprise & Development,
Ltd., Registered 72,504 156,874
Kenon Holdings, Ltd. 14,072 735,124
Kerur Holdings, Ltd. 8 223
Kvutzat Acro, Ltd. 18,593 271,793
Lahav L.R. Real Estate, Ltd. 55,412 107,105
Land Development Nimrodi
Group, Ltd. 26,644 305,396
Lapidoth Capital, Ltd. 2,630 66,271
Libra Insurance Co., Ltd. 8,237 40,676
M Yochananof & Sons, Ltd. 6,131 518,107
Magic Software Enterprises,
Ltd. 43,348 896,437
*Malam - Team, Ltd. 5,668 243,671
Matrix IT, Ltd. 33,139 1,226,088
Max Stock, Ltd. 75,669 544,114
Mediterranean Towers, Ltd. 88,745 392,974
Mega Or Holdings, Ltd. 14,983 920,841
Meitav Investment House, Ltd. 46,532 1,461,364
Menora Mivtachim Holdings,
Ltd. 14,356 1,438,159
*Meshek Energy Renewable
Energies, Ltd. 191,525 388,441
#Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,880 283,401
Migdal Insurance & Financial
Holdings, Ltd. 371,171 1,334,491
Mivne Real Estate KD, Ltd. 276,143 1,224,492
Mizrahi Tefahot Bank, Ltd. 48,643 3,171,915
Shares Value †
ISRAEL — (Continued)
Naphtha Israel Petroleum
Corp., Ltd. 15,239 $ 127,842
*Nayax, Ltd. 2,939 123,188
Neto Malinda Trading, Ltd. 7,455 326,909
*Neto ME Holdings, Ltd. 1,604 102,376
Next Vision Stabilized
Systems, Ltd. 59,505 2,614,841
#*Nice, Ltd., Sponsored ADR 766 104,682
#*Nova, Ltd. 17,156 5,912,644
*Nova, Ltd., Registered 1,057 366,484
#Novolog, Ltd. 208,125 81,224
Oil Refineries, Ltd. 3,206,055 937,916
One Software Technologies,
Ltd. 33,819 910,064
*OPC Energy, Ltd. 58,771 1,065,543
*OY Nofar Energy, Ltd. 2,554 81,623
Palram Industries 1990, Ltd. 12,073 278,582
Partner Communications Co.,
Ltd. 145,602 1,451,009
Paz Retail And Energy, Ltd. 11,510 2,465,267
#*Perion Network, Ltd. 17,245 161,152
Phoenix Financial, Ltd. 175,823 6,786,113
Plasson Industries, Ltd., Class
B 1,609 93,943
Polyram Plastic Industries, Ltd. 15,970 55,651
Prashkovsky Investments and
Construction, Ltd. 8,659 443,035
*Priortech, Ltd. 2,381 180,722
Qualitau, Ltd. 3,688 566,652
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 9,776 920,161
*Rani Zim Shopping Centers,
Ltd. 42,258 74,914
Retailors, Ltd. 11,143 197,918
Scope Metals Group, Ltd. 6,647 320,483
Shapir Engineering and
Industry, Ltd. 10,128 90,567
*Shikun & Binui Soltec
Renewable Energy 288,234 240,918
*Shikun & Binui, Ltd. 169,830 947,211
Shufersal, Ltd. 88,212 1,100,549
Strauss Group, Ltd. 11,940 337,411
#Tadiran Group, Ltd. 1,388 74,045
ΩTamar Petroleum, Ltd. 43,004 533,751
*TAT Technologies, Ltd. 2,744 118,051
Tel Aviv Stock Exchange, Ltd. 90,372 2,110,587
#Telsys, Ltd. 2,804 169,762
*Teva Pharmaceutical
Industries, Ltd. 114,518 2,317,668
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 135,244 2,769,797
Tiv Taam Holdings 1, Ltd. 45,218 122,279
*Tower Semiconductor, Ltd. 28,711 2,445,316
Turpaz Industries, Ltd. 5,640 92,429
*Veridis Environment, Ltd. 9,178 91,238
Victory Supermarket Chain,
Ltd. 4,280 60,145
Villar International, Ltd. 1,521 89,880

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
YD More Investments, Ltd. 26,400 $ 361,254
YH Dimri Construction &
Development, Ltd. 2,676 323,173
TOTAL ISRAEL 133,666,739
ITALY — (3.5%)
A2A SpA 2,193,540 6,395,293
ACEA SpA 59,232 1,437,046
Amplifon SpA 2,777 47,437
*Aquafil SpA 27,022 59,446
Ariston Holding NV, Class B 97,698 405,947
Arnoldo Mondadori Editore
SpA 161,589 388,865
Ascopiave SpA 87,321 324,531
#Avio SpA 796 34,499
Azimut Holding SpA 165,108 6,460,251
B&C Speakers SpA 1,823 31,982
Banca Generali SpA 73,699 4,168,111
Banca IFIS SpA 50,148 1,296,532
Banca Mediolanum SpA 217,769 4,375,991
#Banca Monte dei Paschi di
Siena SpA 2,224,751 19,474,275
#Banca Profilo SpA 440 81
Ω*Banca Sistema SpA 24,788 44,804
Banco BPM SpA, Class R 1,466,955 21,342,299
Banco di Desio e della Brianza
SpA 55,828 510,983
#BasicNet SpA 1,672 13,297
#Biesse SpA 13,411 87,921
BPER Banca SPA 1,859,604 22,225,530
#Brembo NV 120,512 1,299,844
#Brunello Cucinelli SpA 41,352 4,187,701
Buzzi SpA 106,516 6,411,368
*Cairo Communication SpA 92,861 308,679
ΩCarel Industries SpA 10,448 271,933
Cembre SpA 3,865 281,934
Cementir Holding NV 56,222 1,036,966
*CIR SpA-Compagnie
Industriali 620,252 494,684
Comer Industries SpA, Class R 1,237 52,541
Credito Emiliano SpA 98,539 1,560,428
d'Amico International Shipping
SA 69,270 358,982
Danieli & C Officine
Meccaniche SpA 53,981 2,071,016
Danieli & C Officine
Meccaniche SpA 24,673 1,335,600
Datalogic SpA, Class M 15,566 82,465
#Davide Campari-Milano NV,
Class M 137,149 955,167
De' Longhi SpA 38,959 1,421,842
Emak SpA 77,715 91,493
ΩEnav SpA 124,594 651,731
Enel SpA 2,008,746 20,337,858
Eni SpA, Class B 1,517,701 27,929,622
Eni SpA, Sponsored ADR 3,397 125,383
ERG SpA 55,067 1,421,166
Esprinet SpA 32,528 217,754
Ferrari NV 1,344 537,507
Shares Value †
ITALY — (Continued)
#Ferrari NV, ADR 21,849 $ 8,825,904
Ferretti SpA 59,774 196,349
Fiera Milano SpA 45,557 413,294
Fila SpA 41,343 453,800
*Fincantieri SpA 28,548 732,811
FinecoBank Banca Fineco SpA 544,677 12,453,891
FNM SpA 167,594 87,821
Garofalo Health Care SpA 14,818 89,448
Gefran SpA 3,871 55,849
Generali 209,236 8,054,040
#*Geox SpA 106 41
GPI SpA 8,743 171,550
Hera SpA 1,191,642 5,350,285
IMMSI SpA 190,642 126,743
ΩInfrastrutture Wireless
Italiane SpA 60,062 660,308
Intercos SpA 6,551 89,222
Interpump Group SpA, Class R 20,979 1,082,365
Intesa Sanpaolo SpA 2,439,911 15,702,844
Iren SpA 531,387 1,568,892
Italgas SpA 470,276 4,933,990
Italmobiliare SpA 13,552 509,921
Iveco Group NV 292,661 6,228,842
#*Juventus Football Club SpA 6,048 19,155
Leonardo SpA 237,133 13,925,816
Lottomatica Group Spa 37,422 923,456
LU-VE SpA, Registered 3,141 130,875
Maire SpA 210,309 3,189,589
#MARR SpA 20,627 219,031
MFE MediaForEurope NV,
Class A 166,133 600,564
MFE-MediaForEurope NV,
Class A 352,875 1,250,377
MFE-MediaForEurope NV,
Class B 76,196 355,652
Moltiply Group SpA 14,566 791,009
Moncler SpA 131,381 7,885,286
*NewPrinces SpA 6,174 141,951
Ω#Nexi SpA 502,644 2,648,976
Orsero SpA 11,192 234,588
ΩOVS SpA 267,663 1,350,672
Pharmanutra SpA 3,349 178,969
Ω*Philogen SpA 938 26,850
#Piaggio & C SpA 212,598 484,136
ΩPirelli & C SpA 507,910 3,561,936
ΩPoste Italiane SpA 174,287 4,202,280
Prysmian SpA 141,393 14,658,263
ΩRAI Way SpA 122,456 839,553
Recordati Industria Chimica e
Farmaceutica SpA 82,969 4,931,791
Reply SpA 23,604 3,312,842
Rizzoli Corriere Della Sera
Mediagroup SpA 201,159 239,143
Sabaf SpA 1,924 31,090
*Safilo Group SpA 196,730 384,650
#Saipem SpA 1,984,888 5,168,407
#*Salvatore Ferragamo SpA 48,369 389,676
#Sanlorenzo SpA 12,738 498,405
Sesa SpA 7,889 733,903

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ITALY — (Continued)
Snam SpA 615,868 $ 3,801,549
Sogefi SpA 58,331 235,640
SOL SpA 26,819 1,572,490
#Stellantis NV, ADR 347,358 3,522,210
ΩTechnogym SpA 182,204 3,301,711
*Telecom Italia SpA 5,751,403 3,824,975
*Telecom Italia SpA 15,453,679 9,118,099
Tenaris SA 94,192 1,879,165
#Tenaris SA, Sponsored ADR 81,988 3,263,123
Terna - Rete Elettrica
Nazionale 575,379 5,901,221
*TREVI - Finanziaria
Industriale SpA 278,208 140,324
TXT e-solutions SpA 5,107 195,108
UniCredit SpA 591,236 43,694,415
Unipol Assicurazioni SpA 455,690 9,974,793
Webuild SpA 751,840 3,035,476
Wiit SpA 11,513 262,046
TOTAL ITALY 397,388,231
JAPAN — (22.1%)
#&Do Holdings Co., Ltd. 13,300 93,153
77 Bank, Ltd. (The) 99,900 4,289,627
A&D HOLON Holdings Co.,
Ltd. 34,800 457,886
AB&Company Co., Ltd.,
Registered 11,200 79,753
#Abalance Corp. 1,800 10,749
ABC-Mart, Inc. 56,800 974,657
*Access Co., Ltd. 400 1,412
Achilles Corp. 11,900 97,020
#AD Works Group Co., Ltd. 85,400 263,315
ADEKA Corp. 113,000 2,565,798
#Ad-sol Nissin Corp. 12,584 120,077
Adtec Plasma Technology
Co., Ltd. 4,400 34,616
Advan Group Co., Ltd. 17,000 95,232
#Advanced Media, Inc. 1,800 12,607
Advantest Corp. 171,400 25,739,762
Aeon Co., Ltd. 646,620 10,239,392
*Aeon Fantasy Co., Ltd. 8,300 150,263
Aeon Hokkaido Corp. 49,800 280,914
Aeon Kyushu Co., Ltd. 2,600 50,614
#AFC-HD AMS Life Science
Co., Ltd. 10,200 56,345
AGC, Inc. 81,000 2,534,290
AGS Corp. 6,400 62,025
Ahresty Corp. 25,801 134,653
Ai Holdings Corp. 30,400 528,850
Aica Kogyo Co., Ltd. 59,900 1,411,424
Aichi Financial Group, Inc. 46,000 1,186,914
Aichi Steel Corp. 58,400 1,007,609
Aichi Tokei Denki Co., Ltd. 2,600 47,138
Aida Engineering, Ltd. 65,100 390,038
Aidma Holdings, Inc. 2,000 38,324
Ain Holdings, Inc. 32,728 1,372,598
Air Water, Inc. 183,100 2,561,296
Airman Corp. 12,100 151,275
Airport Facilities Co., Ltd. 26,100 174,503
Shares Value †
JAPAN — (Continued)
#Airtech Japan, Ltd. 5,800 $ 47,739
Airtrip Corp. 4,600 25,948
Aisan Industry Co., Ltd. 54,800 745,583
Aisin Corp. 363,900 6,553,767
AIT Corp. 7,400 96,262
Aizawa Securities Group Co.,
Ltd. 1,400 11,878
Ajinomoto Co., Inc. 217,400 6,171,109
#*Akebono Brake Industry
Co., Ltd. 194,900 145,490
Akita Bank, Ltd. (The) 16,300 386,722
#Albis Co., Ltd. 6,199 108,001
Alconix Corp. 31,400 441,889
Alfresa Holdings Corp. 144,000 2,034,442
Alinco, Inc. 18,000 120,814
#Alleanza Holdings Co., Ltd. 3,000 20,330
#Allied Telesis Holdings KK,
Class B 104,500 147,876
Almado, Inc. 5,700 39,738
#Alpen Co., Ltd. 20,900 308,911
Alpha Corp. 700 5,284
AlphaPolis Co., Ltd. 6,400 63,105
Alps Alpine Co., Ltd.,
Registered 249,646 3,153,491
ALSOK Co., Ltd. 316,800 2,166,426
Altech Corp. 11,900 197,670
Amada Co., Ltd. 315,600 3,775,605
Amano Corp. 55,200 1,466,936
#Amiyaki Tei Co., Ltd. 7,558 65,299
Amvis Holdings, Inc. 78,200 265,988
ANA Holdings, Inc. 60,000 1,125,183
Anabuki Kosan, Inc. 2,200 30,760
and ST HD Co., Ltd., Class B 36,100 610,435
Anest Iwata Corp. 23,900 235,657
Anicom Holdings, Inc., Class B 102,000 527,033
Anycolor, Inc. 53,300 2,089,721
#*AnyMind Group, Inc. 9,900 44,534
AOKI Holdings, Inc. 46,500 501,960
Aoyama Trading Co., Ltd. 77,800 1,151,433
Aoyama Zaisan Networks Co.,
Ltd. 22,100 288,345
Aozora Bank, Ltd., Class A 110,400 1,580,521
Arakawa Chemical Industries,
Ltd. 15,500 112,083
Arata Corp. 36,734 716,534
Araya Industrial Co., Ltd. 1,500 48,002
ARCLANDS Corp. 91,520 1,040,817
Arcs Co., Ltd. 44,313 901,764
ARE Holdings, Inc. 47,300 752,845
Arealink Co., Ltd. 33,000 217,851
#*Arent, Inc. 400 10,814
Argo Graphics, Inc. 45,600 405,221
Arisawa Manufacturing Co.,
Ltd. 52,400 553,745
Artience Co., Ltd. 47,600 971,744
Artnature, Inc. 4,500 24,654
Artner Co., Ltd. 6,500 83,246
As One Corp. 61,800 1,010,310
Asahi Co., Ltd. 15,800 134,047

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Asahi Diamond Industrial Co.,
Ltd. 53,700 $ 292,107
Asahi Group Holdings, Ltd. 603,400 6,505,777
Asahi Intecc Co., Ltd. 102,500 1,628,104
Asahi Kasei Corp. 1,139,500 8,746,608
Asahi Kogyosha Co., Ltd. 12,800 261,309
Asahi Net, Inc. 23,800 108,607
#ASAHI YUKIZAI Corp. 18,100 565,129
Asanuma Corp. 76,100 428,280
Ascentech KK 700 6,484
*Ashimori Industry Co., Ltd. 4,500 120,785
Asia Pile Holdings Corp. 33,900 267,582
Asics Corp. 331,800 8,492,340
ASKA Pharmaceutical
Holdings Co., Ltd. 17,200 233,792
ASKUL Corp. 60,200 548,640
Astellas Pharma, Inc. 1,025,800 10,743,749
Astena Holdings Co., Ltd. 32,800 99,642
Atrae, Inc. 15,100 68,612
Aucnet, Inc. 17,600 230,089
Autobacs Seven Co., Ltd. 109,500 1,095,320
Aval Data Corp. 3,000 44,692
Avant Group Corp. 25,900 266,641
Avex, Inc. 2,700 21,172
Awa Bank, Ltd. (The) 45,800 1,082,159
#Axell Corp. 9,100 81,694
Axial Retailing, Inc. 70,404 497,679
Azbil Corp. 315,100 3,114,081
#AZ-COM MARUWA Holdings,
Inc. 65,300 435,743
AZOOM Co., Ltd. 5,000 156,113
Bandai Namco Holdings, Inc. 214,000 6,670,527
Bando Chemical Industries,
Ltd. 30,000 377,398
Bank of Iwate, Ltd. (The) 15,000 394,340
Bank of Nagoya, Ltd. (The) 34,800 888,890
Bank of Saga, Ltd. (The) 6,700 139,389
Bank of the Ryukyus, Ltd. 52,900 516,793
Base Co., Ltd. 7,800 177,463
#*baudroie, Inc. 4,600 86,443
BayCurrent, Inc. 73,400 3,366,142
Beauty Garage, Inc. 6,500 59,745
Belc Co., Ltd., Class R 12,900 606,251
Bell System24 Holdings, Inc. 38,300 329,163
Belluna Co., Ltd. 84,800 559,810
#Bewith, Inc. 4,000 39,129
Bic Camera, Inc. 141,400 1,428,640
BIPROGY, Inc. 63,700 2,578,515
B-Lot Co., Ltd., Class B 18,000 203,888
Blue Zones Holdings Co., Ltd. 13,900 708,286
#Bookoff Group Holdings, Ltd. 14,400 123,852
#Bourbon Corp. 2,100 33,097
Br. Holdings Corp. 23,112 50,108
B-R31 Ice Cream Co., Ltd. 900 23,544
#BrainPad, Inc. 27,700 301,535
Bridgestone Corp. 225,700 9,909,674
Broadleaf Co., Ltd. 3,100 14,931
Broadmedia Corp. 4,400 48,554
Shares Value †
JAPAN — (Continued)
#BRONCO BILLY Co., Ltd. 2,100 $ 51,050
Brother Industries, Ltd. 205,700 3,511,007
#Buffalo, Inc. 6,700 150,914
Bull-Dog Sauce Co., Ltd. 4,800 59,262
Bunka Shutter Co., Ltd. 47,800 631,417
Business Brain Showa-Ota,
Inc., Class G 10,000 199,929
Business Engineering Corp.,
Class G 3,200 131,278
BuySell Technologies Co., Ltd. 4,400 96,680
C. Uyemura & Co., Ltd. 9,600 782,682
Calbee, Inc. 87,600 1,629,688
Canon Marketing Japan, Inc. 27,500 1,146,912
Canon, Inc. 121,700 3,501,971
Canon, Inc., Sponsored ADR 68,669 1,970,114
Capcom Co., Ltd. 160,000 4,189,672
#Careerlink Co., Ltd. 5,200 79,829
Carlit Co., Ltd. 20,500 203,995
Casio Computer Co., Ltd. 95,300 748,209
Cawachi, Ltd. 17,400 335,339
CCI Group, Inc. 259,000 1,107,923
#CDS Co., Ltd. 4,400 51,524
#Celsys, Inc. 40,257 429,080
Central Automotive Products,
Ltd. 12,000 139,976
Central Glass Co., Ltd. 28,900 604,057
Central Japan Railway Co. 58,400 1,427,636
Central Security Patrols Co.,
Ltd. 4,950 87,590
Central Sports Co., Ltd. 3,200 49,624
#Ceres, Inc. 7,500 101,701
#Change Holdings, Inc. 49,300 362,258
#Charm Care Corp. KK 33,200 234,903
Chiba Bank, Ltd. (The) 143,500 1,402,351
Chiba Kogyo Bank, Ltd. (The) 75,200 785,413
#CHIMNEY Co., Ltd. 2,100 16,031
Chino Corp. 10,000 89,838
*Chiyoda Corp. 106,300 282,215
Chori Co., Ltd. 9,200 237,383
Choushimaru Co., Ltd. 900 8,909
Chubu Electric Power Co., Inc. 193,901 2,699,800
Chubu Shiryo Co., Ltd. 24,402 253,754
Chubu Steel Plate Co., Ltd. 3,300 42,435
Chuetsu Pulp & Paper Co.,
Ltd. 10,600 114,563
Chugai Pharmaceutical Co.,
Ltd. 154,000 7,046,483
Chugai Ro Co., Ltd. 4,400 133,381
Chugin Financial Group, Inc. 159,200 2,221,804
Chugoku Electric Power Co.,
Inc. (The) 351,400 1,958,241
Chugoku Marine Paints, Ltd. 53,000 1,424,297
Citizen Watch Co., Ltd. 380,500 2,647,730
CKD Corp. 66,700 1,435,270
CK-San-Etsu Co., Ltd. 4,000 103,859
Cleanup Corp. 4,500 22,229
CMK Corp. 119,500 311,830
Coca-Cola Bottlers Japan
Holdings, Inc. 160,900 2,572,959

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Colowide Co., Ltd. 41,000 $ 444,851
#Como Co., Ltd. 300 6,387
Computer Engineering &
Consulting, Ltd. 24,900 349,607
COMSYS Holdings Corp. 96,400 2,436,047
Comture Corp. 30,000 309,045
Copro-Holdings Co., Ltd. 9,800 65,777
Core Corp., Class D 4,500 60,232
Cosel Co., Ltd. 30,400 242,719
Cosmo Energy Holdings Co.,
Ltd. 157,300 3,592,103
Cosmos Initia Co., Ltd. 11,200 94,076
Cosmos Pharmaceutical Corp. 44,500 1,992,830
#Cota Co., Ltd. 16,328 128,670
#*Cover Corp. 20,200 239,953
CREAL, Inc. 9,000 58,304
#Create Restaurants Holdings,
Inc. 230,200 1,098,290
Create SD Holdings Co., Ltd. 32,800 680,251
Creek & River Co., Ltd. 11,200 106,580
Cresco, Ltd. 17,600 185,648
#Cross Cat Co., Ltd. 6,200 43,505
#CrowdWorks, Inc. 17,400 94,875
CTI Engineering Co., Ltd. 26,600 490,025
CTS Co., Ltd. 16,600 95,793
*CUC, Inc. 5,800 39,757
Curves Holdings Co., Ltd. 54,300 256,247
CyberAgent, Inc. 265,630 2,650,179
Cyberlinks Co., Ltd. 1,700 16,100
Cybozu, Inc. 25,700 512,982
Dai Nippon Printing Co., Ltd. 123,500 2,067,886
Dai Nippon Toryo Co., Ltd. 14,800 121,912
Daicel Corp. 360,600 3,109,650
Dai-Dan Co., Ltd. 31,300 1,391,743
Daido Metal Co., Ltd. 43,200 293,599
Daido Steel Co., Ltd. 183,300 1,738,944
Daiei Kankyo Co., Ltd. 4,900 109,097
Daifuku Co., Ltd. 141,200 4,516,787
Daihatsu Infinearth Mfg Co.,
Ltd. 18,500 369,267
Daihen Corp. 13,300 874,551
Daiho Corp. 25,000 128,201
Dai-Ichi Cutter Kogyo KK 1,200 10,173
Daiichi Jitsugyo Co., Ltd. 10,600 179,929
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 21,900 185,941
Dai-ichi Life Holdings, Inc. 1,138,400 8,017,682
Daiichi Sankyo Co., Ltd. 99,600 2,372,091
Daiichikosho Co., Ltd. 102,965 1,053,678
#Daiken Medical Co., Ltd. 17,000 49,216
Daiki Aluminium Industry Co.,
Ltd. 27,500 201,178
Daikin Industries, Ltd. 61,600 7,187,433
Daikoku Denki Co., Ltd. 3,900 67,694
Daikokutenbussan Co., Ltd. 7,900 317,938
Daikyonishikawa Corp. 53,900 255,409
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 18,229 450,238
Shares Value †
JAPAN — (Continued)
Daio Paper Corp. 115,501 $ 609,538
Daiseki Co., Ltd. 41,600 876,259
Daishi Hokuetsu Financial
Group, Inc. 164,100 1,585,024
Daishinku Corp. 17,175 64,773
Daisue Construction Co., Ltd. 6,700 148,087
Daisyo Corp. 3,400 24,189
Daito Pharmaceutical Co., Ltd. 28,880 233,207
Daito Trust Construction Co.,
Ltd. 143,600 2,681,285
Daitron Co., Ltd. 10,500 315,910
Daiwa House Industry Co., Ltd. 305,800 10,387,533
Daiwa Securities Group, Inc. 706,400 5,454,304
Daiwabo Holdings Co., Ltd. 109,200 2,044,997
DCM Holdings Co., Ltd. 94,500 877,187
Dear Life Co., Ltd. 33,100 237,204
Denka Co., Ltd. 155,000 2,253,237
Denso Corp. 336,300 4,718,526
#Dentsu Group, Inc. 111,001 2,193,288
Dentsu Soken, Inc. 18,400 912,505
Dexerials Corp. 198,800 3,223,540
DIC Corp. 120,400 2,838,550
Digital Arts, Inc. 11,500 563,597
Digital Hearts Holdings Co.,
Ltd. 14,000 87,242
Digital Information
Technologies Corp. 7,100 114,343
dip Corp. 42,865 589,044
Disco Corp. 7,600 2,546,078
DKS Co., Ltd. 6,700 286,605
DMG Mori Co., Ltd. 235,600 3,670,377
Double Standard, Inc. 6,800 74,553
Doutor Nichires Holdings Co.,
Ltd. 48,000 749,031
Dowa Holdings Co., Ltd. 76,900 2,795,365
DTS Corp. 126,400 1,055,145
#DyDo Group Holdings, Inc. 23,100 363,770
Eagle Industry Co., Ltd. 27,700 491,589
Earth Corp. 13,000 425,303
East Japan Railway Co. 99,600 2,428,338
#EAT&HOLDINGS Co., Ltd. 4,600 58,525
Ebara Corp. 301,500 8,084,752
Ebara Foods Industry, Inc. 5,700 91,907
Ebara Jitsugyo Co., Ltd. 5,900 160,660
Ebase Co., Ltd. 22,000 64,691
Eco's Co., Ltd. 8,700 160,215
EDION Corp. 108,700 1,430,941
#eGuarantee, Inc. 44,400 458,828
Ehime Bank, Ltd. (The) 50,100 406,511
Eidai Co., Ltd. 8,400 12,432
Eisai Co., Ltd. 72,600 2,153,659
Elan Corp. 20,200 102,669
Elecom Co., Ltd. 37,000 433,274
Electric Power Development
Co., Ltd., Class B 50,600 962,535
EM Systems Co., Ltd. 41,300 219,294
en, Inc. 31,200 315,332
Endo Lighting Corp. 9,400 137,899
ENEOS Holdings, Inc. 2,392,200 15,105,853

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Enomoto Co., Ltd. 7,000 $ 87,832
Enplas Corp. 3,700 195,502
#Ensuiko Sugar Refining Co.,
Ltd. 14,000 45,711
Entrust, Inc. 1,600 10,926
#eRex Co., Ltd. 21,000 91,604
ERI Holdings Co., Ltd. 3,300 78,722
ES-Con Japan, Ltd. 50,800 330,082
Eslead Corp. 6,100 215,404
ESPEC Corp. 16,400 374,191
#Eternal Hospitality Group
Co., Ltd. 6,800 123,901
eWeLL Co., Ltd. 5,000 90,033
#*ExaWizards, Inc. 7,200 31,313
Exedy Corp. 39,200 1,320,619
EXEO Group, Inc. 261,100 3,767,650
Ezaki Glico Co., Ltd. 55,200 1,762,545
F&M Co., Ltd. 4,700 81,336
FaithNetwork Co, Ltd. 8,400 45,148
FALCO HOLDINGS Co., Ltd. 7,000 112,778
FANUC Corp. 28,700 914,532
Fast Fitness Japan, Inc. 3,200 37,202
Fast Retailing Co., Ltd. 26,500 9,746,454
*f-code, Inc. 7,800 102,275
*FDK Corp. 2,500 5,972
Feed One Co., Ltd. 26,600 175,774
#Ferrotec Corp. 62,186 2,046,561
#FFRI Security, Inc. 1,800 126,656
Fibergate, Inc. 5,300 23,910
FIDEA Holdings Co., Ltd. 15,700 168,664
FINDEX, Inc. 19,000 101,626
Fintech Global, Inc. 266,300 176,318
First Bank of Toyama, Ltd.
(The) 80,400 760,396
#Fixstars Corp. 46,700 610,521
Focus Systems Corp. 4,000 42,037
Food & Life Cos., Ltd. 126,700 6,180,588
Forum Engineering, Inc. 16,400 131,047
Forval Corp. 5,000 39,596
Foster Electric Co., Ltd. 26,700 463,444
FP Corp. 57,300 931,722
#FP Partner, Inc. 7,100 104,388
France Bed Holdings Co., Ltd. 35,600 304,572
Freebit Co., Ltd. 10,100 104,176
#Freund Corp. 9,700 67,750
#*Fronteo, Inc. 34,200 206,237
F-Tech, Inc. 8,900 43,675
FTGroup Co., Ltd. 2,700 22,434
Fudo Tetra Corp. 15,600 247,587
#Fuji Co., Ltd. 34,200 437,337
Fuji Corp. 78,800 1,533,238
Fuji Corp., Ltd. 14,900 79,309
Fuji Die Co., Ltd. 11,400 65,416
Fuji Electric Co., Ltd. 96,502 6,928,124
#Fuji Kyuko Co., Ltd. 28,100 452,358
#Fuji Oil Co., Ltd. 62,600 193,422
FUJI OIL Co., Ltd. 42,900 888,604
Fuji Pharma Co., Ltd. 13,900 142,379
Shares Value †
JAPAN — (Continued)
Fuji Seal International, Inc. 46,000 $ 810,386
Fuji United Holdings Co., Ltd. 8,500 64,720
Fujibo Holdings, Inc. 4,900 217,559
Fujicco Co., Ltd. 21,315 221,099
FUJIFILM Holdings Corp. 149,900 3,483,444
Fujikura Composites, Inc. 17,700 222,320
Fujikura, Ltd. 280,000 38,477,167
Fujimak Corp. 1,500 10,389
Fujimi, Inc. 17,000 267,047
#Fujita Kanko, Inc. 7,200 522,515
Fujitsu, Ltd. 466,900 12,216,896
#Fujiya Co., Ltd. 11,500 192,967
FuKoKu Co., Ltd. 11,500 137,354
Fukuda Corp. 5,800 259,024
Fukuda Denshi Co., Ltd. 16,400 743,059
Fukui Bank, Ltd. (The) 7,962 112,359
Fukui Computer Holdings, Inc. 10,300 206,261
Fukuoka Financial Group, Inc. 140,800 4,099,107
Fukuyama Transporting Co.,
Ltd. 17,100 424,572
FULLCAST Holdings Co., Ltd. 19,000 208,679
Fumakilla, Ltd. 4,400 33,245
Funai Soken Holdings, Inc. 37,500 591,266
Furukawa Co., Ltd. 39,400 778,767
Furukawa Electric Co., Ltd. 107,400 7,668,690
Furuno Electric Co., Ltd. 39,700 2,311,571
#Furuya Metal Co., Ltd. 17,800 329,414
Furyu Corp. 20,400 138,379
#Fuso Chemical Co., Ltd. 22,800 757,755
Fuso Pharmaceutical
Industries, Ltd. 5,300 72,866
Futaba Industrial Co., Ltd. 104,300 639,794
Future Corp. 31,300 442,107
G-7 Holdings, Inc. 23,500 195,102
GA Technologies Co., Ltd. 24,800 321,963
Gakken Holdings Co., Ltd. 43,000 286,657
Gakkyusha Co., Ltd. 3,900 57,517
Gakujo Co., Ltd. 5,700 59,718
Galilei Co., Ltd. 13,700 319,256
Gecoss Corp. 7,392 65,785
Genki Global Dining Concepts
Corp. 9,400 184,882
#Genky DrugStores Co., Ltd. 17,800 592,736
Geo Holdings Corp. 44,900 470,699
Gift Holdings, Inc. 9,900 207,569
#giftee, Inc. 13,801 97,647
Giken, Ltd. 17,701 189,586
Global Link Management KK 5,200 90,157
GLOBERIDE, Inc. 22,200 336,340
Glory, Ltd. 50,700 1,214,062
GLTECHNO HOLDINGS, Inc. 6,780 132,691
GMO Financial Gate, Inc. 3,900 146,324
GMO Financial Holdings, Inc. 65,400 382,071
#GMO GlobalSign Holdings
KK 4,600 61,988
GMO Payment Gateway, Inc. 27,200 1,487,874
Godo Steel, Ltd. 12,000 285,093
#*Gokurakuyu Holdings Co.,
Ltd. 11,900 37,078

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Goldwin, Inc. 34,563 $ 572,105
Good Com Asset Co., Ltd. 17,000 149,966
#Grandy House Corp. 20,200 74,215
Greens Co., Ltd. 8,100 118,565
grems, Inc. 6,801 101,670
GS Yuasa Corp. 148,300 4,156,693
#GSI Creos Corp. 7,200 108,055
G-Tekt Corp. 29,800 383,586
#Gumi, Inc. 16,600 47,412
Gunma Bank, Ltd. (The) 334,800 3,479,373
Gunze, Ltd. 46,800 1,154,393
H.U. Group Holdings, Inc. 51,800 1,264,276
H2O Retailing Corp. 142,700 1,934,562
Hachijuni Bank, Ltd. (The) 393,742 3,970,518
Hagihara Industries, Inc. 11,000 115,030
Hagiwara Electric Holdings
Co., Ltd. 6,501 149,596
Hakudo Co., Ltd. 2,500 36,026
Hakuhodo DY Holdings, Inc. 173,101 1,252,849
Hakuto Co., Ltd. 1,600 40,090
Halows Co., Ltd. 12,100 343,627
Hamakyorex Co., Ltd. 91,600 910,322
Hamamatsu Photonics KK 174,302 1,957,935
#Hamee Corp., Class A 3,600 12,128
Hankyu Hanshin Holdings, Inc. 85,200 2,287,412
Hanwa Co., Ltd. 30,400 1,270,819
Happinet Corp. 22,000 898,251
Hard Off Corp. Co., Ltd. 10,500 123,161
Harima Chemicals Group, Inc. 8,900 52,052
Haseko Corp. 287,400 4,645,263
#Hashimoto Sogyo Holdings
Co., Ltd. 5,100 39,594
Hazama Ando Corp. 177,000 1,984,220
*Headwaters Co., Ltd. 1,400 30,989
Heiwa Corp. 24,300 316,103
Heiwa Real Estate Co., Ltd. 23,000 336,218
Heiwado Co., Ltd. 43,346 797,957
#Hennge K.K. 27,100 258,062
Hibino Corp. 3,000 50,690
Hiday Hidaka Corp. 31,900 681,257
#*Hino Motors, Ltd. 560,301 1,276,594
Hioki EE Corp. 9,632 370,762
Hirakawa Hewtech Corp. 9,450 142,620
Hirano Tecseed Co., Ltd. 6,300 66,045
Hirata Corp. 40,500 536,828
Hirogin Holdings, Inc. 463,600 4,333,413
Hirose Electric Co., Ltd. 7,400 994,320
Hirose Tusyo, Inc. 3,400 82,763
Hiroshima Electric Railway
Co., Ltd. 3,200 12,671
HIS Co., Ltd. 115,901 984,807
Hitachi Construction Machinery
Co., Ltd. 107,000 3,494,317
Hitachi, Ltd. 1,342,800 46,353,643
Hochiki Corp. 16,100 403,401
Hodogaya Chemical Co., Ltd. 15,700 186,193
Hogy Medical Co., Ltd. 21,000 729,285
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,900 47,668
Shares Value †
JAPAN — (Continued)
Hokkaido Electric Power Co.,
Inc. 202,600 $ 1,413,748
Hokkaido Gas Co., Ltd. 47,500 209,049
Hokkan Holdings, Ltd. 5,959 83,280
Hokko Chemical Industry Co.,
Ltd. 16,100 169,721
#Hokuetsu Corp. 74,500 396,063
Hokuhoku Financial Group,
Inc. 177,900 4,363,923
Hokuriku Electric Industry Co.,
Ltd. 2,700 39,942
Hokuriku Electric Power Co. 175,500 977,437
Hokuryo Co., Ltd. 2,600 46,952
Hokuto Corp. 23,900 282,974
Honda Motor Co., Ltd. 739,000 7,483,301
#Honda Motor Co., Ltd.,
Sponsored ADR 163,947 5,000,383
H-One Co., Ltd. 24,800 215,876
Honeys Holdings Co., Ltd. 24,300 233,765
Hoosiers Holdings Co., Ltd. 43,000 352,809
Horiba, Ltd. 41,700 3,888,355
Hoshizaki Corp. 24,300 856,506
Hosokawa Micron Corp. 13,600 503,197
#Hotland Holdings Co., Ltd. 9,500 126,724
House Foods Group, Inc. 69,407 1,300,691
Howa Machinery, Ltd. 20,500 190,156
Hoya Corp. 75,000 12,212,359
HS Holdings Co., Ltd.,
Registered 9,101 59,254
Hulic Co., Ltd. 348,700 3,598,929
Hyakugo Bank, Ltd. (The) 323,800 2,007,264
Hyakujushi Bank, Ltd. (The) 33,500 1,174,256
Ibiden Co., Ltd. 110,401 10,473,601
IBJ, Inc. 24,500 128,181
Ichibanya Co., Ltd. 46,800 273,409
Ichiken Co., Ltd. 1,900 47,606
#Ichikoh Industries, Ltd. 34,200 104,339
Ichinen Holdings Co., Ltd. 21,600 282,522
Ichiyoshi Securities Co., Ltd. 29,600 163,318
ID Holdings Corp. 9,100 119,616
IDEA Consultants, Inc. 2,800 63,614
Idec Corp. 24,200 369,311
Idemitsu Kosan Co., Ltd. 866,945 6,029,870
IDOM, Inc. 128,300 961,074
#IG Port, Inc. 7,900 74,869
IHI Corp. 433,300 9,042,611
Iida Group Holdings Co., Ltd. 121,000 1,855,980
#Iino Kaiun Kaisha, Ltd. 131,300 1,071,332
IKK Holdings, Inc. 10,200 50,187
I'll, Inc. 5,101 80,792
Imasen Electric Industrial 14,200 71,804
#Imuraya Group Co., Ltd. 12,197 196,270
Inaba Denki Sangyo Co., Ltd. 13,500 398,108
Inaba Seisakusho Co., Ltd. 8,200 84,313
Inabata & Co., Ltd. 41,000 919,509
I-Net Corp., Registered 13,099 214,781
#Infomart Corp. 248,700 529,510
INFRONEER Holdings, Inc. 361,600 3,879,944
Innotech Corp. 9,100 107,980

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Inpex Corp. 1,061,300 $ 19,571,928
Insource Co., Ltd. 84,100 477,124
Intage Holdings, Inc. 3,200 35,437
#Intelligent Wave, Inc. 8,900 59,851
#Inter Action Corp. 11,600 106,998
Internet Initiative Japan, Inc. 94,400 1,704,415
#Inui Global Logistics Co., Ltd. 19,900 202,417
IPS, Inc. 7,200 140,911
Iriso Electronics Co., Ltd. 27,101 545,345
ISB Corp. 10,500 122,411
Ise Chemicals Corp. 1,100 225,277
#Iseki & Co., Ltd. 31,900 456,380
Isetan Mitsukoshi Holdings,
Ltd. 201,500 3,171,184
Ishihara Sangyo Kaisha, Ltd. 52,100 803,880
Ishizuka Glass Co., Ltd. 1,300 25,527
#Istyle, Inc. 148,800 434,650
Isuzu Motors, Ltd. 499,100 6,139,330
Itfor, Inc. 18,900 187,092
#ITmedia, Inc. 8,300 86,418
Ito En, Ltd. 61,000 1,256,785
ITOCHU Corp. 312,370 18,108,964
Itochu Enex Co., Ltd. 69,200 817,975
Itochu-Shokuhin Co., Ltd. 5,800 353,147
Itoham Yonekyu Holdings, Inc. 30,070 1,075,497
#Itoki Corp. 48,000 776,450
IwaiCosmo Holdings, Inc. 25,800 472,943
Iwaki Co., Ltd. 8,000 132,576
Iwatani Corp. 311,900 3,252,522
Iyogin Holdings, Inc. 286,100 4,470,109
Izumi Co., Ltd. 34,900 651,536
J Front Retailing Co., Ltd. 338,800 5,106,576
J Trust Co., Ltd. 96,100 253,264
JAC Recruitment Co., Ltd. 66,200 436,592
*Jade Group, Inc. 7,000 73,928
JANOME Corp. 12,600 90,377
Japan Airlines Co., Ltd. 163,000 2,939,301
Japan Airport Terminal Co.,
Ltd. 59,800 1,861,678
Japan Animal Referral Medical
Center Co., Ltd. 2,600 80,082
Japan Aviation Electronics
Industry, Ltd. 59,300 888,028
Japan Business Systems, Inc. 1,300 12,497
Japan Cash Machine Co., Ltd. 32,900 213,560
#*Japan Communications, Inc. 259,001 252,184
Japan Electronic Materials
Corp. 23,400 666,814
Japan Elevator Service
Holdings Co., Ltd. 159,000 1,875,840
Japan Engine Corp. 400 33,365
Japan Exchange Group, Inc. 509,600 5,721,030
#Japan Eyewear Holdings
Co., Ltd. 2,300 30,009
#Japan Hospice Holdings, Inc. 1,200 10,539
Japan Investment Adviser Co.,
Ltd. 47,700 548,973
Japan Lifeline Co., Ltd. 71,900 683,273
Japan Material Co., Ltd. 60,900 764,536
Shares Value †
JAPAN — (Continued)
Japan Medical Dynamic
Marketing, Inc. 25,101 $ 77,720
Japan Post Holdings Co., Ltd. 203,300 1,908,886
Japan Post Insurance Co., Ltd. 56,500 1,464,075
Japan Property Management
Center  Co., Ltd. 12,900 104,922
Japan Pulp & Paper Co., Ltd. 80,400 377,849
Japan Securities Finance Co.,
Ltd. 80,500 925,942
Japan Steel Works, Ltd. (The) 49,500 3,258,122
Japan System Techniques
Co., Ltd. 8,100 112,571
Japan Tobacco, Inc. 320,600 11,164,967
Japan Transcity Corp. 28,900 215,547
Japan Wool Textile Co., Ltd.
(The) 49,900 527,326
JBCC Holdings, Inc. 50,800 427,029
JCU Corp. 15,900 469,605
JDC Corp. 55,500 193,820
Jeol, Ltd. 58,600 1,978,756
JFE Holdings, Inc. 321,201 3,687,280
JFE Systems, Inc. 8,000 97,524
Jichodo Co., Ltd. 200 12,113
JINS Holdings, Inc. 14,500 732,271
#JINUSHI Co., Ltd. 20,300 382,136
JK Holdings Co., Ltd. 1,400 11,460
J-Lease Co., Ltd. 10,300 100,891
JM Holdings Co., Ltd. 33,000 323,028
JMS Co., Ltd. 17,545 48,972
J-Oil Mills, Inc. 30,400 398,019
Joshin Denki Co., Ltd. 23,100 400,657
Joyful Honda Co., Ltd. 74,600 987,855
#JP-Holdings, Inc. 77,200 298,166
JSB Co., Ltd. 7,700 182,185
JSP Corp. 20,100 246,333
JTEKT Corp. 380,700 3,829,117
*Juki Corp. 27,813 79,979
Juroku Financial Group, Inc. 17,800 649,353
Justsystems Corp. 24,401 789,582
JVCKenwood Corp. 285,100 2,292,015
Kadokawa Corp. 20,600 461,730
Kadoya Sesame Mills, Inc. 1,900 47,051
Kaga Electronics Co., Ltd. 57,400 1,332,024
Kagome Co., Ltd. 109,900 1,897,952
Kajima Corp. 152,900 4,938,693
Kakaku.com, Inc. 141,200 2,519,612
Kakiyasu Honten Co., Ltd.,
Class B 4,600 77,903
#Kamakura Shinsho, Ltd. 23,200 87,195
Kameda Seika Co., Ltd. 4,400 109,675
Kamei Corp. 24,400 462,167
Kamigumi Co., Ltd. 81,900 2,459,844
Kanaden Corp. 10,700 145,510
Kanadevia Corp. 280,800 2,087,021
Kanagawa Chuo Kotsu Co.,
Ltd. 4,800 109,364
Kanamic Network Co., Ltd. 28,900 90,233
Kanamoto Co., Ltd. 44,000 1,026,776
Kandenko Co., Ltd. 126,500 3,873,295

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Kaneka Corp. 65,800 $ 1,818,678
Kaneko Seeds Co., Ltd. 8,100 87,070
Kanematsu Corp. 134,800 2,732,663
Kanemi Co., Ltd. 500 10,759
#Kanro, Inc. 21,600 203,584
Kansai Electric Power Co., Inc.
(The) 273,300 4,271,005
Kansai Paint Co., Ltd. 227,700 3,656,680
Kanto Denka Kogyo Co., Ltd. 56,300 380,803
Kao Corp. 132,800 5,620,434
#Kappa Create Co., Ltd. 15,200 146,914
Katitas Co., Ltd. 53,200 866,436
Kato Sangyo Co., Ltd. 11,600 445,763
Kato Works Co., Ltd. 8,900 80,187
KAWADA TECHNOLOGIES,
Inc. 17,300 454,244
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 95,977
Kawasaki Heavy Industries,
Ltd. 111,600 8,982,766
KDDI Corp. 948,200 15,150,396
#KeePer Technical Laboratory
Co., Ltd. 13,100 312,927
Keihan Holdings Co., Ltd. 113,305 2,295,446
Keihanshin Building Co., Ltd. 19,100 214,860
Keikyu Corp. 149,401 1,393,588
Keio Corp. 66,600 1,580,969
Keisei Electric Railway Co.,
Ltd. 185,503 1,478,678
KEIWA, Inc. 16,560 124,263
Keiyo Bank, Ltd. (The) 163,200 1,377,170
Kenko Mayonnaise Co., Ltd. 8,200 96,875
Kewpie Corp. 71,000 1,968,855
Keyence Corp. 16,514 6,149,805
KeyHolder, Inc. 2,600 12,016
KH Neochem Co., Ltd. 41,401 741,458
#Kibun Foods, Inc. 14,500 101,181
Kikkoman Corp. 231,000 1,838,343
Kimura Chemical Plants Co.,
Ltd. 12,300 85,750
Kimura Unity Co., Ltd. 6,400 34,938
Kinden Corp. 1,800 72,185
#King Jim Co., Ltd. 9,200 50,164
#Kinki Sharyo Co., Ltd. (The) 1,900 30,512
Kintetsu Department Store
Co., Ltd. 6,000 73,182
Kintetsu Group Holdings Co.,
Ltd. 119,901 2,273,803
Kirin Holdings Co., Ltd. 336,700 4,730,695
Ki-Star Real Estate Co., Ltd. 13,200 448,126
Kitagawa Corp. 8,900 93,359
Kita-Nippon Bank, Ltd. (The) 5,873 143,913
#Kitanotatsujin Corp. 13,400 11,830
Kitoku Shinryo Co., Ltd. 3,000 84,223
Kitz Corp. 106,800 1,200,031
Kiyo Bank, Ltd. (The) 90,400 1,760,410
#*KNT-CT Holdings Co., Ltd. 11,700 113,465
KOA Corp. 44,801 399,866
#Koa Shoji Holdings Co., Ltd. 7,900 40,101
Shares Value †
JAPAN — (Continued)
Koatsu Gas Kogyo Co., Ltd. 21,100 $ 140,799
Kobe Bussan Co., Ltd. 59,900 1,390,817
#Kobe Electric Railway Co.,
Ltd. 2,600 39,341
Kobe Steel, Ltd. 636,400 7,503,947
Koei Tecmo Holdings Co., Ltd. 52,332 706,739
Kohnan Shoji Co., Ltd. 28,600 693,395
Kohsoku Corp. 4,900 90,840
#Koike-ya, Inc. 1,000 29,632
Koito Manufacturing Co., Ltd. 177,200 2,649,574
#Kojima Co., Ltd. 37,900 270,864
Kokusai Electric Corp. 114,900 4,230,390
Kokuyo Co., Ltd. 207,600 1,192,600
Komatsu, Ltd., Class R 427,000 14,318,795
KOMEDA Holdings Co., Ltd. 55,600 1,048,083
Komehyo Holdings Co., Ltd. 9,000 175,262
Komeri Co., Ltd. 28,500 593,846
#Konaka Co., Ltd. 6,000 9,581
Konami Group Corp. 27,500 4,594,787
Kondotec, Inc. 4,800 52,345
Konica Minolta, Inc. 604,200 2,080,216
Konishi Co., Ltd. 79,100 634,628
Konoike Transport Co., Ltd. 30,000 622,180
Konoshima Chemical Co., Ltd. 10,400 100,115
#Kosaido Holdings Co., Ltd. 119,700 328,669
Kose Corp. 21,000 805,485
#Koshidaka Holdings Co., Ltd. 94,035 720,271
#Kotobuki Spirits Co., Ltd. 128,900 1,546,666
#*Kourakuen Corp. 11,200 74,955
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 2,200 45,341
KPP Group Holdings Co., Ltd. 64,500 319,454
Kraftia Corp. 47,700 2,525,959
Krosaki Harima Corp. 26,500 712,148
KRS Corp. 17,233 325,632
K's Holdings Corp. 225,500 2,237,362
KU Holdings Co., Ltd. 16,600 126,934
Kubota Corp., Class R 517,584 6,721,150
Kumagai Gumi Co., Ltd. 116,400 1,058,560
Kumiai Chemical Industry Co.,
Ltd. 137,726 609,712
Kura Sushi, Inc. 22,400 482,737
Kurabo Industries, Ltd. 12,200 555,931
Kuraray Co., Ltd. 349,000 3,788,923
#Kureha Corp. 53,000 1,269,482
#Kurimoto, Ltd. 67,200 756,821
Kurita Water Industries, Ltd. 100,300 3,813,946
Kuriyama Holdings Corp. 10,930 117,846
#Kushikatsu Tanaka Holdings
Co. 3,300 46,505
Kusuri no Aoki Holdings Co.,
Ltd. 66,200 1,678,473
KYB Corp. 50,800 1,292,629
Kyodo Printing Co., Ltd. 14,400 140,303
Kyoei Steel, Ltd. 38,200 569,820
Kyokuto Boeki Kaisha, Ltd. 10,400 120,502
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 51,900 870,194

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Kyokuyo Co., Ltd. 10,700 $ 330,956
Kyorin Pharmaceutical Co.,
Ltd. 34,101 311,005
KYORITSU Co., Ltd. 2,000 2,532
Kyoritsu Maintenance Co., Ltd. 113,801 2,218,327
Kyosan Electric Manufacturing
Co., Ltd. 40,700 139,757
Kyoto Financial Group, Inc. 211,500 4,288,897
Kyowa Kirin Co., Ltd. 74,501 1,151,935
Kyushu Electric Power Co.,
Inc. 338,800 3,331,810
Kyushu Financial Group, Inc. 619,800 3,555,336
Kyushu Railway Co. 74,900 1,899,544
LA Holdings Co., Ltd. 5,600 273,720
#Lacto Japan Co., Ltd. 8,700 195,398
LAND Co., Ltd. 1,998,200 116,736
Lasertec Corp. 30,300 5,587,764
LEC, Inc. 10,000 66,275
Leopalace21 Corp. 220,000 899,679
Life Corp. 58,300 915,437
Lifedrink Co., Inc. 66,900 871,561
LIFULL Co., Ltd. 82,000 102,197
LIKE, Inc. 6,600 64,263
Link And Motivation, Inc. 35,800 114,566
Lintec Corp. 40,800 1,039,499
Lion Corp. 274,801 2,710,461
#LITALICO, Inc. 27,800 222,681
Lixil Corp. 297,578 3,303,096
Loadstar Capital KK 9,500 199,182
Look Holdings, Inc. 2,700 46,339
*Luckland Co., Ltd. 3,300 24,998
LY Corp. 910,300 2,676,745
M&A Capital Partners Co., Ltd. 3,700 70,971
M3, Inc. 152,971 2,154,234
Mabuchi Motor Co., Ltd. 128,800 2,279,949
Macbee Planet, Inc. 5,000 62,153
Macnica Holdings, Inc. 185,000 2,640,713
Maeda Kosen Co., Ltd. 52,900 662,044
Maezawa Industries, Inc. 9,300 116,148
Makino Milling Machine Co.,
Ltd. 23,611 1,716,551
Makita Corp. 63,000 1,912,226
Mamiya-Op Co., Ltd. 4,700 57,570
#Mammy Mart Holdings Corp. 11,500 118,020
#Management Solutions Co.,
Ltd. 10,500 91,399
Mandom Corp. 53,101 835,870
Mani, Inc. 77,100 738,194
MarkLines Co., Ltd. 14,000 179,936
Marubeni Corp. 214,600 5,293,434
Marubun Corp. 18,281 140,974
#Maruchiyo Yamaokaya Corp. 7,400 128,733
Marudai Food Co., Ltd. 20,800 253,156
Marufuji Sheet Piling Co., Ltd. 500 11,749
Maruha Nichiro Corp. 46,600 1,041,773
Marui Group Co., Ltd. 154,900 2,972,214
MARUKA FURUSATO Corp. 23,700 347,835
#Marumae Co., Ltd. 2,600 36,556
Maruwa Co., Ltd. 5,400 1,537,749
Shares Value †
JAPAN — (Continued)
#Maruyama Manufacturing
Co., Inc. 700 $ 9,883
Maruzen CHI Holdings Co.,
Ltd. 10,000 21,486
Maruzen Showa Unyu Co.,
Ltd. 3,600 162,410
#Marvelous, Inc. 18,900 69,439
Matching Service Japan Co.,
Ltd. 6,400 41,585
Matsuda Sangyo Co., Ltd. 17,400 467,599
Matsui Securities Co., Ltd. 121,900 607,700
MatsukiyoCocokara & Co. 192,900 3,496,629
Matsuoka Corp. 3,600 52,742
Matsuya Co., Ltd. 38,300 429,602
Matsuyafoods Holdings Co.,
Ltd. 5,600 212,651
Max Co., Ltd. 9,200 333,829
Maxell, Ltd. 64,600 938,882
Maxvalu Tokai Co., Ltd. 8,900 201,912
Mazda Motor Corp. 709,101 4,934,317
McDonald's Holdings Co
Japan, Ltd. 61,900 2,422,881
MCJ Co., Ltd. 84,200 795,789
Mebuki Financial Group, Inc. 722,800 4,513,072
#MEC Co., Ltd. 20,000 593,295
Media Do Co., Ltd. 9,899 116,946
Medical System Network Co.,
Ltd., Class B 22,500 71,857
Medipal Holdings Corp. 146,700 2,390,166
#Medius Holdings Co., Ltd. 8,000 41,440
#*Medley, Inc. 18,800 257,004
Megmilk Snow Brand Co., Ltd. 50,600 927,554
Meidensha Corp. 58,700 2,335,731
Meiho Facility Works, Ltd. 5,700 40,959
Meiji Electric Industries Co.,
Ltd. 6,900 104,135
MEIJI Holdings Co., Ltd. 160,734 3,091,460
Meiji Shipping Group Co., Ltd. 12,400 56,424
Meiko Electronics Co., Ltd. 24,200 1,603,856
MEITEC Group Holdings, Inc. 71,400 1,465,031
Meiwa Corp. 21,300 109,642
Meiwa Estate Co., Ltd. 14,300 99,322
Menicon Co., Ltd. 117,725 918,539
*Mercari, Inc. 201,701 2,987,120
METAWATER Co., Ltd. 28,800 618,792
Micronics Japan Co., Ltd. 50,900 3,026,478
#Midac Holdings Co., Ltd. 10,901 131,048
#Mie Kotsu Group Holdings,
Inc. 56,700 198,011
Mikuni Corp. 15,470 38,661
Milbon Co., Ltd. 31,100 467,545
MIMAKI ENGINEERING Co.,
Ltd. 21,200 234,493
MINEBEA MITSUMI, Inc. 244,900 4,858,099
Mipox Corp. 7,500 23,417
#Mirai Industry Co., Ltd. 3,000 64,944
MIRAIT ONE Corp. 69,100 1,341,811
Mirarth Holdings, Inc. 161,600 398,611
Miroku Jyoho Service Co., Ltd. 14,400 164,887

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
MISUMI Group, Inc. 172,700 $ 2,703,920
Mitani Corp. 1,600 24,095
Mitsuba Corp. 43,600 266,318
Mitsubishi Chemical Group
Corp. 1,214,100 6,352,835
Mitsubishi Corp. 605,000 14,577,651
Mitsubishi Electric Corp. 309,800 8,681,358
Mitsubishi Estate Co., Ltd. 197,061 4,175,178
Mitsubishi Gas Chemical Co.,
Inc. 113,000 2,095,622
Mitsubishi Heavy Industries,
Ltd. 727,700 21,979,086
#Mitsubishi Kakoki Kaisha, Ltd. 11,300 241,690
Mitsubishi Logisnext Co., Ltd. 50,900 508,488
Mitsubishi Logistics Corp. 427,900 3,108,111
Mitsubishi Materials Corp. 242,100 4,667,404
Mitsubishi Motors Corp. 1,168,498 2,860,281
#Mitsubishi Paper Mills, Ltd. 31,101 123,350
Mitsubishi Pencil Co., Ltd. 4,600 61,152
Mitsubishi Research Institute,
Inc. 3,200 101,366
Mitsubishi Steel Manufacturing
Co., Ltd. 14,100 171,885
Mitsubishi UFJ Financial
Group, Inc. 2,242,700 33,919,646
Mitsuboshi Belting, Ltd. 14,400 347,253
Mitsui & Co., Ltd. 227,600 5,617,054
Mitsui Chemicals, Inc. 211,000 4,995,080
Mitsui DM Sugar Co., Ltd. 17,000 334,913
Mitsui E&S Co., Ltd. 689,300 28,215,415
Mitsui Fudosan Co., Ltd. 344,300 3,579,218
Mitsui High-Tec, Inc. 190,700 955,635
Mitsui Kinzoku Co., Ltd. 98,419 10,068,375
Mitsui-Soko Holdings Co., Ltd. 84,900 2,229,758
Mitsuuroko Group Holdings
Co., Ltd. 28,300 387,241
Miura Co., Ltd. 62,607 1,215,727
Miyaji Engineering Group, Inc. 24,200 310,875
Miyazaki Bank, Ltd. (The) 18,100 545,156
Miyoshi Oil & Fat Co., Ltd. 7,100 101,392
Mizuho Financial Group, Inc. 460,400 15,388,008
Mizuho Medy Co., Ltd. 15,300 161,884
Mizuno Corp. 72,600 1,312,931
Mochida Pharmaceutical Co.,
Ltd. 19,078 365,077
Modec, Inc. 41,400 2,692,727
Monogatari Corp. (The) 42,300 1,058,495
MonotaRO Co., Ltd. 98,700 1,379,064
MORESCO Corp. 2,600 23,071
Morinaga & Co., Ltd. 89,000 1,534,124
Morinaga Milk Industry Co.,
Ltd. 112,100 2,417,294
Moriroku Co., Ltd. 3,138 47,807
Morita Holdings Corp. 41,800 633,288
Morito Co., Ltd. 11,100 117,085
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 3,600 115,089
Morozoff, Ltd. 6,600 65,334
Shares Value †
JAPAN — (Continued)
#Mory Industries, Inc. 11,500 $ 71,737
MOS Food Services, Inc. 15,700 393,889
MrMax Holdings, Ltd. 15,100 75,571
MS&AD Insurance Group
Holdings, Inc. 488,100 10,094,360
MTG Co., Ltd. 1,100 26,562
MTI, Ltd. 13,100 68,283
Mugen Estate Co., Ltd. 16,500 217,958
m-up Holdings, Inc. 55,600 697,278
Murata Manufacturing Co., Ltd. 181,000 3,985,278
Musashi Seimitsu Industry
Co., Ltd. 89,400 2,025,290
Musashino Bank, Ltd. (The) 35,800 964,396
Nabtesco Corp. 120,427 3,026,798
NAC Co., Ltd. 14,300 48,547
Nachi-Fujikoshi Corp. 15,800 405,115
Nafco Co., Ltd. 13,100 170,069
Nagano Keiki Co., Ltd. 15,600 237,967
Nagase & Co., Ltd. 129,400 2,831,504
Nagase Brothers, Inc. 3,600 52,462
Nagoya Railroad Co., Ltd. 147,600 1,613,918
Nakabayashi Co., Ltd. 16,800 62,814
Nakamoto Packs Co., Ltd. 3,000 35,325
#Nakamuraya Co., Ltd. 3,100 61,173
Nakanishi, Inc. 7,400 98,135
Nakayama Steel Works, Ltd. 53,500 214,271
Namura Shipbuilding Co., Ltd. 85,376 2,909,506
Nankai Electric Railway Co.,
Ltd. 69,700 1,259,808
Nanto Bank, Ltd. (The) 35,300 1,175,483
Nanyo Corp. 8,700 75,844
Natori Co., Ltd. 6,000 75,791
NCD Co., Ltd. 4,100 71,299
*NE, Inc. 3,600 18,695
NEC Corp. 328,800 11,990,512
#Needs Well, Inc. 8,400 28,572
*Net Protections Holdings, Inc. 48,200 249,674
New Art Holdings Co., Ltd. 5,500 51,232
Nexon Co., Ltd. 37,100 758,593
#Nextage Co., Ltd. 75,900 1,144,498
*NexTone, Inc. 4,000 57,122
NGK Insulators, Ltd. 247,400 4,185,027
NH Foods, Ltd. 80,700 2,975,405
NHK Spring Co., Ltd. 239,800 4,512,546
Nicca Chemical Co., Ltd. 3,600 33,907
Nice Corp. 3,921 45,203
Nichias Corp. 88,161 3,298,562
Nichiban Co., Ltd. 7,900 97,997
Nichicon Corp. 80,700 811,950
Nichiden Corp. 15,600 251,637
Nichiha Corp. 26,600 473,794
Nichimo Co., Ltd. 6,300 101,991
Nichirei Corp. 319,800 3,782,257
Nichireki Group Co., Ltd. 14,200 223,616
Nichirin Co., Ltd. 10,700 249,346
NIDEC Corp. 349,764 4,275,133
Nifco, Inc. 135,400 3,937,503
Nihon Dempa Kogyo Co., Ltd. 26,500 194,207

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nihon Denkei Co., Ltd. 1,400 $ 18,521
Nihon Flush Co., Ltd. 19,160 100,616
Nihon House Holdings Co.,
Ltd. 33,300 64,198
Nihon M&A Center Holdings,
Inc. 409,201 1,929,995
Nihon Nohyaku Co., Ltd. 36,000 201,902
Nihon Yamamura Glass Co.,
Ltd. 5,000 86,625
Nikkiso Co., Ltd. 84,800 831,734
Nikko Co., Ltd. 25,856 128,395
Nikkon Holdings Co., Ltd. 136,406 3,077,779
Nikon Corp. 307,300 3,594,525
Nintendo Co., Ltd. 196,100 16,605,268
Nippi, Inc. 1,000 81,854
Nippn Corp. 57,700 820,246
Nippon Air Conditioning
Services Co., Ltd. 4,700 40,058
Nippon Avionics Co., Ltd. 5,000 176,885
Nippon Carbide Industries Co.,
Inc. 6,300 86,901
#Nippon Carbon Co., Ltd. 11,100 312,707
Nippon Care Supply Co., Ltd. 800 12,603
Nippon Chemical Industrial
Co., Ltd. 7,700 140,050
*Nippon Chemi-Con Corp. 33,301 337,431
#Nippon Coke & Engineering
Co., Ltd. 335,500 206,890
Nippon Concrete Industries
Co., Ltd. 37,783 79,218
Nippon Denko Co., Ltd. 148,000 323,754
Nippon Densetsu Kogyo Co.,
Ltd. 19,300 360,932
Nippon Dry-Chemical Co., Ltd. 5,200 284,885
Nippon Electric Glass Co., Ltd. 120,400 4,064,003
NIPPON EXPRESS
HOLDINGS, Inc. 324,700 6,906,896
Nippon Fine Chemical Co.,
Ltd. 6,900 111,346
Nippon Gas Co., Ltd. 110,300 2,111,061
Nippon Kayaku Co., Ltd. 160,400 1,467,552
Nippon Kodoshi Corp. 800 14,146
Nippon Light Metal Holdings
Co., Ltd. 97,800 1,428,386
Nippon Paint Holdings Co.,
Ltd. 345,600 2,204,096
Nippon Paper Industries Co.,
Ltd. 184,300 1,380,560
Nippon Parking Development
Co., Ltd. 366,700 642,686
Nippon Rietec Co., Ltd. 9,300 124,358
Nippon Sanso Holdings Corp. 88,000 2,929,240
Nippon Seisen Co., Ltd. 8,400 60,415
Nippon Sharyo, Ltd. 3,974 86,288
*Nippon Sheet Glass Co., Ltd. 190,601 715,117
Nippon Shinyaku Co., Ltd. 64,500 1,348,574
Nippon Shokubai Co., Ltd. 210,700 2,445,436
Nippon Signal Co., Ltd. 48,800 399,130
Nippon Soda Co., Ltd. 35,000 776,995
Shares Value †
JAPAN — (Continued)
Nippon Steel Corp. 1,322,000 $ 5,460,314
Nippon Thompson Co., Ltd. 43,700 189,772
Nippon Yakin Kogyo Co., Ltd. 16,700 463,964
Nipro Corp. 195,906 1,913,217
Nireco Corp. 1,900 22,644
Nishimatsu Construction Co.,
Ltd. 29,300 1,007,826
Nishimatsuya Chain Co., Ltd. 23,300 312,320
Nishi-Nippon Financial
Holdings, Inc. 179,500 3,073,714
Nishi-Nippon Railroad Co., Ltd. 26,800 388,809
Nishio Holdings Co., Ltd. 24,600 701,009
Nissan Chemical Corp. 142,046 4,810,321
*Nissan Motor Co., Ltd. 983,796 2,257,453
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 113,298
Nissei ASB Machine Co., Ltd. 6,800 301,918
Nissei Plastic Industrial Co.,
Ltd. 10,800 59,589
Nissha Co., Ltd. 49,400 430,332
Nisshin Oillio Group, Ltd. (The) 28,500 941,644
Nisshin Seifun Group, Inc. 168,700 1,907,053
Nisshinbo Holdings, Inc. 203,100 1,607,081
#Nissin Foods Holdings Co.,
Ltd. 65,700 1,185,163
#Nisso Holdings Co., Ltd. 23,600 98,656
Nissui Corp. 520,700 3,623,319
Niterra Co., Ltd. 126,300 5,199,407
Nitori Holdings Co., Ltd. 275,100 4,464,315
Nitta Gelatin, Inc. 6,300 40,526
Nitto Boseki Co., Ltd. 28,900 1,641,459
Nitto Denko Corp. 419,900 10,504,655
Nitto Fuji Flour Milling Co., Ltd. 900 40,602
Nitto Kogyo Corp. 34,300 822,683
Nitto Seiko Co., Ltd. 23,322 104,306
Nittoc Construction Co., Ltd. 6,500 51,686
Nittoku Co., Ltd., Class B 13,401 212,078
Noevir Holdings Co., Ltd. 12,315 349,733
NOF Corp. 167,700 2,990,308
Nohmi Bosai, Ltd. 8,100 199,536
#Nojima Corp. 213,000 1,574,808
Nomura Co., Ltd. 13,200 87,997
Nomura Holdings, Inc. 945,000 6,759,858
*Nomura Holdings, Inc.,
Sponsored ADR 464,737 3,308,927
Nomura Micro Science Co.,
Ltd. 35,400 906,514
Nomura Real Estate Holdings,
Inc. 541,000 3,086,813
Nomura Research Institute,
Ltd. 165,600 6,481,893
Noritake Co., Ltd. 26,700 837,977
Noritsu Koki Co., Ltd. 18,100 197,149
Noritz Corp. 40,700 529,175
North Pacific Bank, Ltd. 513,800 2,407,995
NPC, Inc. 8,200 38,271
NPR-RIKEN Corp. 27,344 555,560
#NS Solutions Corp. 39,300 992,353
NS Tool Co., Ltd. 11,500 57,181

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
NS United Kaiun Kaisha, Ltd. 11,800 $ 422,044
NSD Co., Ltd. 56,700 1,213,094
NSK, Ltd. 723,802 3,661,882
NSW, Inc. 6,500 104,849
NTN Corp. 888,500 1,992,067
NTT, Inc. 4,169,400 4,286,995
#*Nxera Pharma Co., Ltd. 69,500 404,219
Oat Agrio Co., Ltd. 8,900 126,809
Obara Group, Inc. 5,700 155,214
Obayashi Corp. 263,100 4,460,856
OBIC Business Consultants
Co., Ltd. 2,200 126,126
OBIC Co., Ltd. 77,400 2,405,075
Ochi Holdings Co., Ltd. 1,200 10,796
Odakyu Electric Railway Co.,
Ltd. 170,700 1,806,115
#Oenon Holdings, Inc. 44,400 148,716
Ogaki Kyoritsu Bank, Ltd.
(The) 47,800 1,144,929
Ohara, Inc. 7,100 52,494
Ohba Co., Ltd. 5,200 37,535
Ohsho Food Service Corp. 26,100 570,945
OIE Sangyo Co., Ltd. 6,700 94,767
Oiles Corp. 23,500 345,052
#Oisix ra daichi, Inc. 18,800 207,947
Oita Bank, Ltd. (The) 13,600 449,346
Oji Holdings Corp. 853,300 4,311,504
Okabe Co., Ltd. 37,200 221,430
Okada Aiyon Corp. 7,600 100,935
Okamoto Industries, Inc. 3,300 108,176
Okamoto Machine Tool Works,
Ltd. 3,900 121,642
Okamura Corp. 37,200 545,244
Okasan Securities Group, Inc. 235,900 1,059,640
Oki Electric Industry Co., Ltd. 156,692 1,878,616
Okinawa Cellular Telephone
Co. 43,000 718,178
Okinawa Electric Power Co.,
Inc. (The) 32,200 211,315
Okinawa Financial Group, Inc. 31,300 781,205
OKUMA Corp. 70,500 1,576,531
Okumura Corp. 31,000 983,999
Okura Industrial Co., Ltd. 7,500 241,959
Okuwa Co., Ltd. 27,980 151,111
Olympus Corp. 535,300 6,600,255
Omron Corp. 143,348 4,010,450
Onamba Co., Ltd. 1,800 15,645
#One Career, Inc. 5,100 84,418
Ono Pharmaceutical Co., Ltd. 343,200 4,180,421
Onoken Co., Ltd. 18,200 162,796
Onward Holdings Co., Ltd. 182,400 766,043
#Ootoya Holdings Co., Ltd. 2,300 84,204
Open House Group Co., Ltd. 81,100 3,905,624
Open Up Group, Inc. 48,200 538,458
Optex Group Co., Ltd. 33,700 510,351
#*Optim Corp. 14,900 54,162
Optimus Group Co., Ltd. 37,900 82,661
Optorun Co., Ltd. 27,001 298,307
Oracle Corp. 8,900 822,089
Shares Value †
JAPAN — (Continued)
Organo Corp. 35,000 $ 3,017,104
Oriental Consultants Holdings
Co., Ltd. 800 15,813
Oriental Land Co., Ltd. 99,900 2,023,225
Oriental Shiraishi Corp. 163,800 451,884
#Oro Co., Ltd. 4,900 74,905
Osaka Gas Co., Ltd. 85,400 2,687,477
Osaka Organic Chemical
Industry, Ltd. 16,700 415,725
Osaka Steel Co., Ltd. 15,400 259,507
#OSAKA Titanium
Technologies Co., Ltd. 30,000 518,581
Osaki Electric Co., Ltd. 41,900 340,248
OSG Corp. 76,000 1,103,827
Otsuka Corp. 83,200 1,647,204
Otsuka Holdings Co., Ltd. 84,100 4,571,441
OUG Holdings, Inc. 2,000 50,242
Oval Corp. 16,700 71,329
OYO Corp. 6,100 114,116
Pacific Industrial Co., Ltd. 60,300 1,205,569
Pack Corp. (The) 18,700 145,784
PAL GROUP Holdings Co.,
Ltd. 106,600 1,371,466
PALTAC Corp. 21,401 631,799
Pan Pacific International
Holdings Corp. 786,500 4,685,662
Panasonic Holdings Corp. 474,700 5,541,839
Paraca, Inc. 4,278 55,011
Paramount Bed Holdings Co.,
Ltd. 15,800 362,552
Park24 Co., Ltd. 227,300 2,658,756
Pegasus Co., Ltd. 20,300 108,711
Penta-Ocean Construction
Co., Ltd. 385,500 3,539,578
People Dreams &
Technologies Group Co., Ltd. 6,100 63,552
*PeptiDream, Inc. 94,300 954,600
Persol Holdings Co., Ltd. 1,887,600 3,135,483
#Pharma Foods International
Co., Ltd. 22,900 118,324
PHC Holdings Corp. 22,200 145,401
*PIA Corp. 2,600 50,716
Pickles Holdings Co., Ltd. 11,000 78,472
Pigeon Corp. 125,500 1,420,739
PILLAR Corp. 25,800 815,592
Pilot Corp. 22,600 683,626
#*PKSHA Technology, Inc. 6,800 197,527
*Plaid, Inc. 2,400 15,361
Plus Alpha Consulting Co., Ltd. 44,200 679,691
#Pole To Win Holdings, Inc. 29,000 62,309
#Port, Inc. 8,200 104,167
PR Times Corp. 3,900 75,314
Premium Water Holdings, Inc. 4,600 98,835
Press Kogyo Co., Ltd. 110,000 467,690
Prestige International, Inc. 94,200 405,405
Prima Meat Packers, Ltd. 35,900 576,758
Procrea Holdings, Inc. 30,784 346,096
Pronexus, Inc. 6,000 42,608
#Pro-Ship, Inc. 14,200 137,617

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
PS Construction Co., Ltd. 15,970 $ 187,736
Punch Industry Co., Ltd. 9,300 24,509
QB Net Holdings Co., Ltd. 16,687 146,988
Qol Holdings Co., Ltd. 37,700 475,976
Quick Co., Ltd. 10,000 152,738
Raccoon Holdings, Inc. 8,400 36,369
Raito Kogyo Co., Ltd. 45,600 954,594
Raiznext Corp. 21,300 265,049
#Raksul, Inc. 88,800 609,850
Rakus Co., Ltd. 258,500 2,092,431
*Rakuten Bank, Ltd. 55,400 3,051,306
Rakuten Group, Inc. 692,300 4,536,541
Rasa Corp. 7,500 80,426
Rasa Industries, Ltd. 8,500 277,531
Recruit Holdings Co., Ltd. 363,374 18,181,083
Relo Group, Inc. 104,900 1,128,975
Renesas Electronics Corp. 489,100 6,067,120
Rengo Co., Ltd. 353,500 2,155,351
#*RENOVA, Inc. 90,800 488,612
Resol Holdings Co., Ltd. 800 27,990
Resona Holdings, Inc. 954,500 9,253,486
Resonac Holdings Corp. 245,982 9,642,565
Resorttrust, Inc. 215,300 2,539,353
Restar Corp. 24,500 410,785
Retail Partners Co., Ltd. 25,600 214,365
Rheon Automatic Machinery
Co., Ltd. 14,200 133,469
Rhythm Co., Ltd. 3,600 78,401
Ricoh Co., Ltd. 371,300 3,191,076
Riken Keiki Co., Ltd. 8,900 203,356
Riken Technos Corp. 37,100 336,911
Riken Vitamin Co., Ltd. 25,100 455,875
Ringer Hut Co., Ltd. 22,300 321,787
Rinnai Corp. 67,300 1,528,563
Rion Co., Ltd. 4,700 76,333
Rise Consulting Group, Inc. 8,100 46,480
#Riso Kyoiku Group Corp. 46,249 59,142
Rohm Co., Ltd., Registered 329,801 5,302,762
Rohto Pharmaceutical Co.,
Ltd. 122,700 1,902,764
Rokko Butter Co., Ltd. 14,400 109,737
Roland Corp., Registered 14,100 299,289
Rorze Corp. 184,900 2,593,077
Round One Corp. 320,681 2,310,577
Royal Holdings Co., Ltd. 38,700 643,346
Ryobi, Ltd. 34,100 611,810
RYODEN Corp. 13,500 280,419
Ryohin Keikaku Co., Ltd. 410,600 8,446,278
Ryoyo Ryosan Holdings, Inc. 30,008 579,298
Ryoyu Systems Co., Ltd. 1,600 42,686
S Foods, Inc. 19,601 318,084
S&B Foods, Inc. 6,108 132,227
#Sac's Bar Holdings, Inc. 13,500 68,703
Saibu Gas Holdings Co., Ltd. 17,300 207,526
Saizeriya Co., Ltd. 51,200 1,675,038
Sakai Chemical Industry Co.,
Ltd. 16,400 303,292
Sakai Heavy Industries, Ltd. 6,900 92,042
Shares Value †
JAPAN — (Continued)
Sakai Moving Service Co., Ltd. 23,580 $ 431,176
Sakata INX Corp. 71,100 1,051,812
Sakata Seed Corp. 31,100 797,410
#Sakura Internet, Inc. 6,500 145,143
Sala Corp. 60,261 411,115
San Holdings, Inc. 8,200 80,055
San ju San Financial Group,
Inc. 31,400 743,955
San-A Co., Ltd. 29,200 508,354
San-Ai Obbli Co., Ltd. 69,900 926,525
Sangetsu Corp. 61,600 1,205,569
San-In Godo Bank, Ltd. (The) 52,500 461,767
#*SANIX HOLDINGS, Inc. 16,400 23,101
Sanken Electric Co., Ltd. 33,001 1,594,407
Sanki Engineering Co., Ltd. 39,100 1,347,707
Sanko Gosei, Ltd. 33,200 181,673
Sanko Metal Industrial Co.,
Ltd. 11,000 97,037
Sankyo Co., Ltd. 213,000 3,700,591
Sankyo Frontier Co., Ltd. 8,400 109,434
Sankyo Tateyama, Inc. 25,000 97,692
Sankyu, Inc. 67,900 3,468,275
Sanoh Industrial Co., Ltd. 40,200 240,070
Sanrio Co., Ltd. 72,000 3,344,935
*Sansan, Inc. 46,900 554,988
Sansei Technologies, Inc. 8,500 125,192
Sansha Electric Manufacturing
Co., Ltd. 11,500 67,557
Sanshin Electronics Co., Ltd. 5,200 98,697
Santec Holdings Corp.,
Registered 3,400 201,720
Santen Pharmaceutical Co.,
Ltd. 350,300 3,431,260
Sanwa Holdings Corp. 148,200 4,049,995
Sanyo Chemical Industries,
Ltd. 16,500 449,839
Sanyo Denki Co., Ltd. 30,300 776,898
Sanyo Electric Railway Co.,
Ltd. 11,400 148,221
Sanyo Trading Co., Ltd. 22,242 229,415
Sapporo Holdings, Ltd. 46,200 2,219,207
Sato Corp. 31,100 442,108
Sato Shoji Corp. 9,800 137,024
Satori Electric Co., Ltd. 11,500 143,400
Sawai Group Holdings Co.,
Ltd. 161,500 1,928,397
#SBI Global Asset
Management Co., Ltd. 13,900 53,595
SBI Holdings, Inc. 93,200 4,182,823
SBS Holdings, Inc. 20,700 455,506
SCREEN Holdings Co., Ltd. 33,401 3,183,887
Scroll Corp. 38,500 274,152
SCSK Corp., Class B 65,200 2,400,112
Secom Co., Ltd., Class B 66,600 2,253,648
Seed Co., Ltd. 13,700 50,512
Sega Sammy Holdings, Inc. 131,600 2,438,856
Seibu Holdings, Inc. 180,400 6,348,047
Seika Corp. 19,200 287,274
Seikitokyu Kogyo Co., Ltd. 33,700 324,630

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Seiko Electric Co., Ltd. 4,600 $ 65,989
Seiko Epson Corp. 230,600 2,928,622
Seiko Group Corp. 28,300 1,306,111
Seino Holdings Co., Ltd. 108,200 1,529,711
Seiren Co., Ltd. 26,900 553,523
Sekisui Chemical Co., Ltd. 256,800 4,459,057
Sekisui House, Ltd. 270,000 5,802,928
*Sekisui Kasei Co., Ltd. 29,600 68,017
SEMITEC Corp. 8,500 130,875
Senko Group Holdings Co.,
Ltd. 212,100 2,770,083
Senshu Electric Co., Ltd. 10,800 317,224
Senshu Ikeda Holdings, Inc. 444,100 1,917,020
*Senshukai Co., Ltd. 6,400 9,430
Septeni Holdings Co., Ltd. 46,300 122,922
SERAKU Co., Ltd. 2,100 20,284
Seria Co., Ltd. 44,600 849,993
Seven & i Holdings Co., Ltd. 1,006,129 12,839,892
Seven Bank, Ltd. 1,140,300 2,095,478
#SFP Holdings Co., Ltd. 5,500 72,153
SG Holdings Co., Ltd. 203,521 1,871,328
Sharingtechnology, Inc. 37,900 230,025
#*Sharp Corp. 229,244 1,276,017
Shibaura Machine Co., Ltd. 31,400 874,402
Shibaura Mechatronics Corp. 25,300 3,000,428
Shibusawa Logistics Corp. 28,400 204,075
Shibuya Corp. 17,800 395,735
*SHIFT, Inc. 330,915 2,289,802
Shiga Bank, Ltd. (The) 25,455 1,029,403
Shikibo, Ltd. 6,604 43,039
Shikoku Bank, Ltd. (The) 50,300 475,067
Shikoku Electric Power Co.,
Inc. 135,100 1,208,450
Shima Seiki Manufacturing,
Ltd. 33,101 213,361
Shimadaya Corp. 10,100 115,518
Shimadzu Corp. 94,000 2,532,213
Shimamura Co., Ltd. 18,800 1,213,631
Shimano, Inc. 21,200 2,230,022
Shimizu Bank, Ltd. (The) 4,200 54,935
Shimizu Corp. 334,100 4,496,812
Shimojima Co., Ltd. 10,200 85,411
Shin Maint Holdings Co., Ltd. 4,600 33,891
Shin Nippon Air Technologies
Co., Ltd. 19,000 380,481
Shin Nippon Biomedical
Laboratories, Ltd. 12,200 115,463
Shinagawa Refra Co., Ltd. 35,800 430,144
Shindengen Electric
Manufacturing Co., Ltd. 6,200 141,261
Shin-Etsu Chemical Co., Ltd. 480,726 14,525,848
Shin-Etsu Polymer Co., Ltd. 40,400 506,918
Shinko Shoji Co., Ltd. 34,300 226,878
Shinmaywa Industries, Ltd. 96,300 1,255,829
Shinnihon Corp. 2,600 29,923
Shinnihonseiyaku Co., Ltd. 6,400 89,776
#Shinobu Foods Products Co.,
Ltd. 5,200 49,787
Shinsho Corp. 5,200 78,546
Shares Value †
JAPAN — (Continued)
Shinwa Co., Ltd. 11,500 $ 62,033
Shinwa Co., Ltd. 9,700 193,616
Shionogi & Co., Ltd. 283,400 4,746,175
Ship Healthcare Holdings, Inc. 118,300 1,768,875
Shirai Electronics Industrial
Co., Ltd. 7,900 34,204
Shiseido Co., Ltd. 114,600 1,934,114
Shizuoka Financial Group, Inc. 218,000 2,936,289
Shizuoka Gas Co., Ltd. 26,900 196,789
SHO-BOND Holdings Co., Ltd. 32,300 1,026,522
Shoei Co., Ltd. 82,100 873,467
Shoei Foods Corp. 9,000 230,178
Shofu, Inc., Class A 3,200 39,363
Showa Sangyo Co., Ltd. 23,000 439,382
SIGMAXYZ Holdings, Inc. 112,500 639,707
Siix Corp. 36,801 330,852
Simplex Holdings, Inc. 38,100 1,063,451
Sinanen Holdings Co., Ltd. 3,300 132,381
Sinfonia Technology Co., Ltd. 33,600 2,324,988
Sinko Industries, Ltd. 63,300 529,640
SK-Electronics Co., Ltd. 8,600 166,468
SKY Perfect JSAT Holdings,
Inc. 223,900 2,203,320
Skylark Holdings Co., Ltd. 251,300 4,547,885
Skymark Airlines, Inc. 30,900 90,059
#Smaregi, Inc. 1,800 33,265
SMC Corp. 13,200 4,504,391
SMK Corp. 2,700 39,767
SMS Co., Ltd. 80,900 698,958
Socionext, Inc. 202,100 4,579,735
Soda Nikka Co., Ltd. 13,100 85,035
SoftBank Corp. 6,515,400 9,249,411
Softcreate Holdings Corp.,
Class B 12,300 170,302
Software Service, Inc. 2,600 231,216
Sojitz Corp. 207,300 5,511,673
Soken Chemical & Engineering
Co., Ltd. 13,200 204,784
Solasto Corp. 77,398 253,212
#Soliton Systems K.K. 8,700 96,965
Sompo Holdings, Inc. 335,600 10,256,109
*Sony Financial Group, Inc. 1,803,900 1,819,649
*Sony Financial Group, Inc.,
ADR 7,800 38,766
Sony Group Corp. 1,839,000 51,712,362
#Sony Group Corp., ADR 39,000 1,087,710
Sotetsu Holdings, Inc. 77,300 1,296,571
Space Co., Ltd. 1,200 10,656
Sparx Group Co., Ltd. 19,340 195,465
SPK Corp., Registered 4,600 66,915
#S-Pool, Inc. 54,400 99,933
Square Enix Holdings Co., Ltd. 78,000 1,511,850
SRA Holdings 400 12,982
SRE Holdings Corp. 13,300 243,545
SRS Holdings Co., Ltd. 21,800 162,310
St Marc Holdings Co., Ltd.,
Registered 1,500 25,929
ST. Corp. 10,600 107,958
Star Mica Holdings Co., Ltd. 23,900 176,549

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Star Micronics Co., Ltd. 48,000 $ 518,464
Startia Holdings, Inc. 4,200 75,300
Starts Corp., Inc. 41,000 1,273,474
Starzen Co., Ltd. 49,130 370,257
St-Care Holding Corp. 13,500 72,734
Stella Chemifa Corp. 7,000 186,297
Step Co., Ltd. 4,800 75,620
STI Foods Holdings, Inc. 10,800 90,015
Strike Co., Ltd. 9,781 241,581
#Studio Alice Co., Ltd. 8,200 108,106
Subaru Corp. 671,700 14,314,310
Sugi Holdings Co., Ltd. 83,900 1,812,464
Sugimoto & Co., Ltd.,
Registered 11,862 139,213
SUMCO Corp. 415,500 4,254,657
Sumida Corp. 51,700 376,537
Suminoe Co., Ltd. 4,200 32,988
Sumitomo Bakelite Co., Ltd. 86,700 2,893,846
Sumitomo Chemical Co., Ltd. 1,727,500 5,086,456
Sumitomo Corp. 183,500 5,343,423
Sumitomo Electric Industries,
Ltd. 360,600 13,225,082
Sumitomo Forestry Co., Ltd. 409,100 4,268,789
Sumitomo Heavy Industries,
Ltd. 151,500 4,062,487
Sumitomo Mitsui Financial
Group, Inc. 453,500 12,254,847
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 509,160 8,289,125
Sumitomo Mitsui Trust Group,
Inc. 315,200 8,656,721
Sumitomo Osaka Cement Co.,
Ltd. 51,400 1,286,209
*Sumitomo Pharma Co., Ltd. 151,500 1,656,563
Sumitomo Realty &
Development Co., Ltd. 131,200 5,604,668
Sumitomo Riko Co., Ltd. 50,100 851,071
Sumitomo Rubber Industries,
Ltd. 249,300 2,927,420
Sumitomo Seika Chemicals
Co., Ltd. 11,000 341,307
Sun Frontier Fudousan Co.,
Ltd. 43,000 637,233
#Suncall Corp. 57,800 379,693
Sundrug Co., Ltd. 68,800 1,857,830
#Suntory Beverage & Food,
Ltd. 47,700 1,443,494
Sun-Wa Technos Corp. 8,100 140,963
Suruga Bank, Ltd. 248,300 2,483,725
Suzuden Corp. 5,800 63,062
Suzuken Co., Ltd. 96,100 3,652,368
Suzuki Co., Ltd. 14,600 204,611
Suzuki Motor Corp. 621,100 9,305,110
Suzumo Machinery Co., Ltd.,
Class A 1,600 14,966
SWCC Corp. 56,500 2,757,976
#Synchro Food Co., Ltd. 10,000 40,700
Sysmex Corp. 199,700 2,238,693
System Research Co., Ltd. 9,100 120,207
Shares Value †
JAPAN — (Continued)
System Support Holdings, Inc. 4,900 $ 96,852
Systems Engineering
Consultants Co., Ltd. 3,600 60,477
Systena Corp. 267,200 920,991
Syuppin Co., Ltd. 31,000 256,162
T Hasegawa Co., Ltd. 19,600 343,768
T&D Holdings, Inc. 180,100 3,882,458
T. RAD Co., Ltd. 2,700 122,508
Tachibana Eletech Co., Ltd.,
Class S 17,000 312,843
Tachi-S Co., Ltd., Class S 40,100 510,181
Tadano, Ltd. 125,900 877,716
Taihei Dengyo Kaisha, Ltd. 31,500 442,274
Taiheiyo Cement Corp. 166,100 4,518,679
Taiho Kogyo Co., Ltd. 14,600 64,918
Taikisha, Ltd. 33,200 658,375
Taiko Bank, Ltd. (The) 4,200 47,574
Taisei Corp. 44,500 3,245,318
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,600 61,646
Taiyo Holdings Co., Ltd. 38,400 2,058,403
Taiyo Yuden Co., Ltd. 147,400 4,210,882
Takamatsu Construction
Group Co., Ltd. 17,100 375,733
#Takamiya Co., Ltd. 29,957 80,894
Takaoka Toko Co., Ltd. 8,900 198,734
Takara & Co., Ltd. 9,400 248,340
Takara Bio, Inc. 75,694 453,511
Takara Holdings, Inc. 173,400 1,765,460
Takara Standard Co., Ltd. 45,400 734,392
Takasago International Corp. 74,000 724,845
Takasago Thermal
Engineering Co., Ltd. 58,400 1,734,695
Takashima & Co., Ltd. 21,400 113,907
Takashimaya Co., Ltd. 404,500 4,338,946
Take And Give Needs Co., Ltd. 13,200 70,518
TAKEBISHI Corp. 3,900 51,796
Takeda Pharmaceutical Co.,
Ltd. 444,600 11,985,484
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 94,080
Takeuchi Manufacturing Co.,
Ltd. 65,400 2,704,216
#Taki Chemical Co., Ltd. 4,600 107,793
Takuma Co., Ltd. 5,900 90,651
#Tama Home Co., Ltd. 16,000 375,450
Tamron Co., Ltd. 158,800 1,130,788
Tamura Corp. 99,000 340,593
TANABE ENGINEERING
Corp. 1,000 15,371
Tanseisha Co., Ltd. 54,300 469,140
Tauns Laboratories, Inc. 9,100 32,784
Tayca Corp. 18,900 161,451
#Tazmo Co., Ltd. 11,800 182,835
TDC Soft, Inc. 16,000 140,210
TDK Corp. 975,700 16,929,318
TechMatrix Corp. 50,100 710,581
Techno Ryowa, Ltd. 1,200 44,244
Techno Smart Corp. 3,500 47,324

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Teijin, Ltd. 275,600 $ 2,414,217
Teikoku Electric Manufacturing
Co., Ltd. 9,400 188,543
Tekken Corp. 11,900 285,035
Temairazu, Inc., Registered 2,500 52,254
#*Ten Allied Co., Ltd. 5,800 10,429
#Tenpos Holdings Co., Ltd. 600 13,495
Tera Probe, Inc. 5,100 194,658
Terasaki Electric Co., Ltd. 3,700 116,004
Terumo Corp. 113,600 1,837,230
#Tess Holdings Co., Ltd. 63,100 142,948
THK Co., Ltd. 145,100 3,878,626
TIS, Inc. 91,800 3,167,161
TKC Corp. 16,900 442,644
#*TKP Corp. 9,800 111,642
TOA Corp. 102,900 1,580,354
TOA ROAD Corp. 31,700 319,768
Toagosei Co., Ltd. 61,900 614,761
TOBISHIMA HOLDINGS, Inc. 18,100 247,670
Tobu Railway Co., Ltd. 91,200 1,470,223
Tocalo Co., Ltd. 62,700 921,849
Tochigi Bank, Ltd. (The) 170,500 608,711
Toda Corp. 271,200 1,829,946
Toei Animation Co., Ltd. 26,500 498,504
Toell Co., Ltd. 3,800 19,783
Toenec Corp. 35,200 382,720
Toho Bank, Ltd. (The) 366,800 1,085,721
Toho Co., Ltd. 12,200 717,167
Toho Co., Ltd. 7,800 168,096
Toho Gas Co., Ltd. 39,645 1,183,521
Toho Holdings Co., Ltd. 44,800 1,438,323
Toho Titanium Co., Ltd. 62,700 644,684
*Toho Zinc Co., Ltd. 14,600 63,876
Tohoku Bank, Ltd. (The) 3,100 26,642
Tohoku Electric Power Co.,
Inc. 245,100 1,680,086
Tokai Carbon Co., Ltd. 384,000 2,576,119
Tokai Corp. 8,900 123,516
TOKAI Holdings Corp. 121,970 808,357
Tokai Rika Co., Ltd. 53,933 972,548
Tokai Tokyo Financial
Holdings, Inc. 392,600 1,457,708
Tokio Marine Holdings, Inc. 539,400 20,244,788
Tokushu Tokai Paper Co., Ltd. 22,500 216,741
Tokuyama Corp. 119,200 2,967,330
Tokyo Base Co., Ltd. 46,200 136,451
*Tokyo Electric Power Co.
Holdings, Inc. 699,200 3,504,283
Tokyo Electron Device, Ltd. 26,700 523,410
Tokyo Electron, Ltd. 107,100 23,762,150
Tokyo Energy & Systems, Inc. 17,200 198,958
Tokyo Gas Co., Ltd. 92,600 3,247,056
Tokyo Individualized
Educational Institute, Inc. 20,000 57,772
Tokyo Kiraboshi Financial
Group, Inc. 38,900 1,853,403
Tokyo Ohka Kogyo Co., Ltd. 76,600 2,810,813
Tokyo Rope Manufacturing
Co., Ltd. 9,600 90,046
Shares Value †
JAPAN — (Continued)
Tokyo Sangyo Co., Ltd. 13,900 $ 84,273
Tokyo Seimitsu Co., Ltd. 62,500 4,324,754
Tokyo Steel Manufacturing
Co., Ltd. 77,900 688,208
Tokyo Tatemono Co., Ltd. 228,000 4,258,674
Tokyo Tekko Co., Ltd. 10,900 399,052
Tokyo Theatres Co., Inc. 2,600 24,438
Tokyotokeiba Co., Ltd. 21,200 761,001
Tokyu Construction Co., Ltd. 152,800 1,040,454
Tokyu Corp. 126,300 1,406,840
Tokyu Fudosan Holdings Corp. 757,000 6,088,235
Toli Corp. 51,200 207,386
Tomato Bank, Ltd. 3,000 26,893
Tomen Devices Corp. 3,300 202,213
Tomoe Engineering Co., Ltd. 16,000 164,720
Tomoku Co., Ltd. 8,200 175,385
TOMONY Holdings, Inc. 316,500 1,403,197
Tomy Co., Ltd. 161,100 3,321,240
Topre Corp. 53,164 774,399
Topy Industries, Ltd. 15,200 281,790
Toray Industries, Inc. 652,000 4,004,136
#Torex Semiconductor, Ltd. 8,784 90,774
#Toridoll Holdings Corp. 51,200 1,483,605
Torishima Pump
Manufacturing Co., Ltd., Class
A 21,900 297,819
Tosei Corp. 40,500 862,289
Toshiba TEC Corp. 34,400 696,686
Tosho Co., Ltd. 12,400 63,507
Tosoh Corp. 222,700 3,180,293
Totech Corp. 22,300 461,764
Totetsu Kogyo Co., Ltd. 33,300 915,423
TOTO, Ltd. 133,300 3,394,475
Toukei Computer Co., Ltd. 600 14,936
Toumei Co., Ltd. 1,600 10,749
TOW Co., Ltd. 27,100 65,087
Towa Bank, Ltd. (The) 27,000 162,818
Towa Pharmaceutical Co., Ltd. 36,600 673,295
Toyo Corp. 11,400 123,209
Toyo Innovex Co., Ltd. 12,700 54,656
Toyo Kanetsu KK 7,800 228,600
Toyo Logistics Co., Ltd. 1,600 20,315
Toyo Seikan Group Holdings,
Ltd. 81,200 1,824,239
Toyo Suisan Kaisha, Ltd. 30,200 2,194,599
#Toyo Tanso Co., Ltd. 18,600 558,404
Toyo Tire Corp. 178,700 4,900,896
Toyobo Co., Ltd. 150,100 1,115,605
Toyoda Gosei Co., Ltd. 84,200 1,955,038
Toyota Boshoku Corp. 151,001 2,302,433
Toyota Motor Corp. 3,958,305 80,628,094
#Toyota Motor Corp.,
Sponsored ADR 8,720 1,780,537
Toyota Tsusho Corp. 366,700 11,227,963
Traders Holdings Co., Ltd. 25,000 145,403
Transaction Co., Ltd. 28,500 189,069
Transcosmos, Inc. 15,300 362,500
TRE Holdings Corp. 81,000 813,917
#Treasure Factory Co., Ltd. 14,700 159,734

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Trend Micro, Inc. 74,600 $ 3,817,285
#Tri Chemical Laboratories,
Inc. 43,500 845,123
Trusco Nakayama Corp. 34,700 548,244
#Tsubaki Nakashima Co., Ltd. 57,273 144,990
Tsubakimoto Chain Co. 67,100 941,678
Tsubakimoto Kogyo Co., Ltd. 3,800 67,315
#Tsuburaya Fields Holdings,
Inc. 55,100 776,847
Tsugami Corp. 74,300 1,320,525
Tsukada Global Holdings, Inc. 6,900 28,217
Tsukishima Holdings Co., Ltd. 52,400 868,373
Tsukuba Bank, Ltd. 139,800 285,852
Tsumura & Co. 88,400 2,051,410
#Tsuruha Holdings, Inc. 195,000 3,388,498
Tsurumi Manufacturing Co.,
Ltd. 11,900 150,319
Tsuzuki Denki Co., Ltd. 11,600 237,941
TWOSTONE&Sons 8,000 38,116
UACJ Corp. 169,200 2,191,127
UBE Corp. 165,100 2,432,212
#Ubicom Holdings, Inc. 6,700 49,928
Uchida Yoko Co., Ltd. 9,400 635,189
Ueki Corp. 1,800 29,152
ULS Group, Inc. 14,000 67,430
Ultrafabrics Holdings Co., Ltd. 6,600 33,074
Ulvac, Inc. 62,800 2,863,310
UMENOHANA GROUP Co.,
Ltd. 1,500 7,916
U-Next Holdings Co., Ltd. 71,100 939,200
Unicharm Corp. 418,403 2,589,642
Unipres Corp. 54,500 424,524
United Arrows, Ltd. 33,700 421,756
United Super Markets
Holdings, Inc. 94,087 502,636
#UNITED, Inc. 15,600 51,441
*Universal Entertainment Corp. 41,800 234,702
Urbanet Corp. Co., Ltd. 31,000 113,089
User Local, Inc. 5,300 67,499
Ushio, Inc. 134,100 2,228,834
USS Co., Ltd. 307,400 3,396,156
UT Group Co., Ltd. 53,300 951,100
V Technology Co., Ltd. 10,000 225,569
Valor Holdings Co., Ltd. 49,300 903,724
Valqua, Ltd. 19,600 494,278
#Value HR Co., Ltd. 14,000 153,672
ValueCommerce Co., Ltd. 29,400 128,627
Vector, Inc. 53,900 406,205
#Vertex Corp. 34,200 306,358
Vision, Inc. 76,500 607,312
*Visional, Inc. 36,300 2,525,955
Vital KSK Holdings, Inc. 42,122 340,137
VT Holdings Co., Ltd. 96,900 306,321
Wacoal Holdings Corp. 35,600 1,243,938
Wacom Co., Ltd. 214,900 1,168,973
Wakachiku Construction Co.,
Ltd. 3,500 109,166
Wakita & Co., Ltd. 41,200 474,701
Shares Value †
JAPAN — (Continued)
Warabeya Nichiyo Holdings
Co., Ltd. 16,100 $ 326,065
#Waseda Academy Co., Ltd. 5,400 83,425
Watahan & Co., Ltd. 17,000 158,021
WDB Holdings Co., Ltd. 5,300 55,561
#Weathernews, Inc. 8,000 208,757
Welcia Holdings Co., Ltd. 94,601 1,887,660
Wellneo Sugar Co., Ltd. 8,300 135,877
Wellnet Corp. 16,600 70,255
West Holdings Corp. 39,300 376,788
West Japan Railway Co. 147,800 3,032,656
#Will Group, Inc. 20,193 133,567
WingArc1st, Inc. 19,733 430,384
Workman Co., Ltd. 20,200 760,508
World Co., Ltd. 39,000 685,801
World Holdings Co., Ltd. 10,100 164,624
*W-Scope Corp. 26,000 42,699
Xebio Holdings Co., Ltd. 34,000 240,784
#YAC Holdings Co., Ltd. 13,101 76,622
Yagi & Co., Ltd. 600 12,054
Yahagi Construction Co., Ltd. 40,800 578,147
#Yakult Honsha Co., Ltd. 138,500 2,070,915
YAKUODO Holdings Co., Ltd. 13,441 177,463
YAMABIKO Corp. 45,600 764,563
YAMADA Consulting Group
Co., Ltd. 6,062 69,255
Yamada Corp. 400 13,839
Yamada Holdings Co., Ltd. 601,400 1,809,021
Yamae Group Holdings Co.,
Ltd. 20,500 340,924
Yamagata Bank, Ltd. (The) 20,600 224,513
Yamaguchi Financial Group,
Inc. 276,600 3,173,480
Yamaha Corp. 291,600 1,845,320
Yamaha Motor Co., Ltd. 892,800 6,461,796
Yamaichi Electronics Co., Ltd. 32,500 967,268
Yamami Co. 2,100 54,594
Yamanashi Chuo Bank, Ltd.
(The) 25,800 550,148
Yamatane Corp. 16,600 274,988
Yamato Holdings Co., Ltd. 189,700 2,773,064
Yamau Holdings Co., Ltd. 3,900 63,365
Yamaura Corp. 4,900 45,484
#Yamax Corp. 3,500 45,893
Yamaya Corp. 3,100 47,651
Yamazaki Baking Co., Ltd. 134,100 2,628,814
#Yamazen Corp. 56,400 523,161
#Yashima Denki Co., Ltd. 9,600 162,020
Yaskawa Electric Corp. 54,000 1,487,975
YE DIGITAL Corp. 6,600 28,190
Yellow Hat, Ltd. 89,200 899,788
Yokogawa Bridge Holdings
Corp. 48,700 870,597
Yokogawa Electric Corp. 109,700 3,291,961
Yokohama Financial Group,
Inc. 431,500 3,139,862
Yokohama Rubber Co., Ltd.
(The) 142,200 5,100,758
Yokorei Co., Ltd. 59,001 469,542

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Yokowo Co., Ltd. 14,901 $ 191,419
Yondenko Corp. 26,000 237,629
Yondoshi Holdings, Inc. 8,600 95,627
Yonex Co., Ltd. 49,200 1,267,885
#Yorozu Corp. 22,900 136,310
#*Yoshimura Food Holdings
KK 11,700 49,745
Yoshinoya Holdings Co., Ltd. 87,100 1,719,894
#Yossix Holdings Co., Ltd. 3,400 55,859
Yotai Refractories Co., Ltd.,
Registered 300 3,462
Yuasa Trading Co., Ltd. 14,500 472,494
Yuken Kogyo Co., Ltd. 600 11,439
Yukiguni Factory Co., Ltd. 17,700 118,226
Yurtec Corp. 46,900 757,439
Yushin Co 13,300 55,685
Yutaka Giken Co., Ltd. 1,700 33,491
Zacros Corp. 26,400 180,793
Zenrin Co., Ltd. 38,450 257,074
Zensho Holdings Co., Ltd. 30,500 1,901,610
Zeon Corp. 260,100 2,673,515
ZERIA Pharmaceutical Co.,
Ltd. 28,100 364,987
#ZIGExN Co., Ltd. 63,900 211,541
Zojirushi Corp., Class B 22,600 244,110
ZOZO, Inc. 165,800 1,435,165
Zuiko Corp. 11,000 68,547
TOTAL JAPAN 2,512,056,871
NETHERLANDS — (3.4%)
Aalberts NV, Registered 120,724 3,842,991
ΩABN AMRO Bank NV, Class
CV 458,721 13,718,215
Acomo NV 23,607 640,310
Ω*Adyen NV 5,012 8,611,338
Aegon, Ltd. 159,361 1,215,072
Aegon, Ltd., Registered 1,341,805 10,157,464
*AFC Ajax NV 4 42
Akzo Nobel NV 162,561 10,777,359
Ω#*Alfen NV 641 7,116
Allfunds Group PLC 301,806 2,299,076
AMG Critical Materials NV 26,790 891,145
APERAM SA 60,262 2,104,718
Arcadis NV 61,400 2,935,351
ArcelorMittal SA 496 18,984
ArcelorMittal SA Sponsored 187,123 7,127,515
ASM International NV 21,028 13,640,046
ASML Holding NV, Class B 5,903 6,255,245
ASML Holding NV, Sponsored
NVDR 82,302 87,176,748
ASR Nederland NV, Class B 223,942 14,965,653
#*Avantium NV 422 3,053
ΩB&S Group Sarl 25,777 176,726
Ω*Basic-Fit NV 59,129 1,758,037
#BE Semiconductor Industries
NV 51,406 8,757,532
#Brunel International NV 14,217 126,844
Coca-Cola Europacific
Partners PLC 45,201 4,032,822
Shares Value †
NETHERLANDS — (Continued)
Corbion NV 59,893 $ 1,220,811
ΩCTP NV 83,824 1,749,236
*Flow Traders, Ltd. 51,758 1,425,376
ForFarmers NV 38,840 188,058
Fugro NV 104,011 1,063,640
HAL Trust 9,678 1,521,403
Havas NV 518,620 907,765
Heineken NV 78,978 6,111,133
IMCD NV 44,331 4,603,997
ING Groep NV 587,666 14,732,347
*InPost SA 308,618 3,889,783
JDE Peet's NV 115,494 4,209,719
#Kendrion NV 17,987 295,631
Koninklijke Ahold Delhaize NV 496,318 20,341,935
Koninklijke BAM Groep NV 300,547 2,794,213
Koninklijke Heijmans NV 20,234 1,436,278
Koninklijke KPN NV 4,648,458 21,557,599
Koninklijke Philips NV 9,853 269,979
#Koninklijke Philips NV
Sponsored 356,099 9,728,625
Koninklijke Vopak NV 92,702 4,202,833
Nedap NV 5,132 618,399
NN Group NV 279,763 19,173,969
*NX Filtration NV 5,925 19,148
OCI NV 12,528 49,221
*Pharming Group NV 550,137 720,690
*Prosus NV 164,902 11,406,483
Randstad NV 135,523 5,316,744
SBM Offshore NV 210,154 5,433,344
ΩSignify NV 138,212 3,314,918
#Sligro Food Group NV 5,784 62,219
TKH Group NV 32,915 1,458,077
*TomTom NV 42,874 258,560
#Universal Music Group NV 410,638 11,029,024
Van Lanschot Kempen NV 40,057 2,344,056
Wolters Kluwer NV 125,858 15,434,456
TOTAL NETHERLANDS 380,129,071
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 128,369 793,912
Air New Zealand, Ltd. 2,015,540 686,747
Auckland International Airport,
Ltd. 215,520 1,002,149
Briscoe Group, Ltd. 3,599 11,129
Channel Infrastructure NZ, Ltd. 395,544 607,041
#Chorus, Ltd. 336,558 1,803,949
Colonial Motor Co., Ltd. (The) 8 37
Contact Energy, Ltd. 344,682 1,839,599
Delegat Group, Ltd. 24 57
EBOS Group, Ltd. 85,465 1,414,408
Fisher & Paykel Healthcare
Corp., Ltd. 73,528 1,562,123
*Fletcher Building, Ltd. 776,392 1,449,397
Freightways Group, Ltd. 183,277 1,544,914
Genesis Energy, Ltd. 275,979 396,678
*Gentrack Group, Ltd. 92 482
Hallenstein Glasson Holdings,
Ltd. 42,257 238,355

Dimensional International Core Equity 2 ETF
continued
Shares Value †
NEW ZEALAND — (Continued)
#Heartland Group Holdings,
Ltd. 511,061 $ 317,535
#Infratil, Ltd. 128,454 909,190
*KMD Brands, Ltd. 379,486 61,934
Mainfreight, Ltd. 31,633 1,091,405
Mercury NZ, Ltd. 67,232 249,483
Meridian Energy, Ltd. 121,682 412,512
#Napier Port Holdings, Ltd. 96 190
NZX, Ltd. 341,868 301,486
*Oceania Healthcare, Ltd. 796,057 360,131
*Pacific Edge, Ltd. 72,261 7,780
Port of Tauranga, Ltd. 77,210 347,524
Restaurant Brands New
Zealand, Ltd. 12,953 37,384
*Ryman Healthcare, Ltd. 462,474 760,077
Sanford, Ltd. 4,406 15,517
Scales Corp., Ltd. 137,213 479,307
*Serko, Ltd. 26,648 41,507
Skellerup Holdings, Ltd. 206,200 648,260
SKY Network Television, Ltd. 163,411 335,942
*SKYCITY Entertainment
Group, Ltd. 601,858 251,597
Spark New Zealand, Ltd. 549,246 770,587
Steel & Tube Holdings, Ltd. 196 80
#Summerset Group Holdings,
Ltd. 247,059 1,641,146
#Tourism Holdings, Ltd. 32,428 46,982
TOWER, Ltd. 373,394 395,574
Turners Automotive Group,
Ltd. 8,144 34,091
Vector, Ltd. 90,125 258,566
#*Vista Group International,
Ltd. 61,122 92,754
#Warehouse Group, Ltd.
(The), Registered 110,938 51,141
TOTAL NEW ZEALAND 23,270,659
NORWAY — (0.7%)
2020 Bulkers, Ltd. 25,990 354,516
ABG Sundal Collier Holding
ASA 312,042 216,830
AF Gruppen ASA 34,890 587,653
#*Agilyx ASA 23,270 50,142
Akastor ASA 115,623 127,086
Aker ASA, Class A 7,174 558,067
*Aker BioMarine ASA 8,997 76,480
Aker BP ASA 159,633 4,148,238
Aker Solutions ASA 392,238 1,081,694
AKVA Group ASA 16 142
Archer, Ltd. 74,681 174,579
*ArcticZymes Technologies
ASA 2,473 7,064
Arendals Fossekompani ASA 15 196
Atea ASA, Class A 61,650 940,872
Austevoll Seafood ASA 83,387 785,492
#Bakkafrost P/F 15,922 731,185
#*BEWi ASA 35,626 61,484
BLUENORD ASA 27,864 1,275,190
Bonheur ASA 22,322 486,510
Shares Value †
NORWAY — (Continued)
Borregaard ASA 60,002 $ 1,138,721
Bouvet ASA 65,125 414,557
*BW Energy, Ltd. 7,477 28,638
Ω#BW LPG, Ltd. 3,522 47,371
ΩBW LPG, Ltd. 142,591 1,894,270
BW Offshore, Ltd. 104,939 383,786
#*Cadeler A/S 101,977 473,751
*Cadeler A/S, ADR 1,919 35,559
*Cloudberry Clean Energy
ASA 216,961 281,791
DNB Bank ASA 149,097 3,806,657
DNO ASA 606,956 833,316
DOF Group ASA 141,870 1,274,691
Ω#Elkem ASA 348,515 919,089
*Elliptic Laboratories ASA 23,913 23,873
ΩElmera Group ASA 104,556 336,912
Elopak ASA 109,014 513,986
*Endur ASA 5,145 43,329
*Ensurge Micropower ASA 177,516 20,354
ΩEntra ASA, Class B 26,302 292,737
Equinor ASA 410,108 9,809,887
Equinor ASA, Sponsored ADR 13,851 331,870
ΩEuropris ASA 159,124 1,373,094
#FLEX LNG, Ltd. 23,220 603,023
Frontline PLC 76,437 1,879,769
Gjensidige Forsikring ASA 5,814 156,657
*Grieg Seafood ASA 13,552 90,954
Hafnia, Ltd. 195,637 1,224,453
*Hexagon Composites ASA 118,081 106,562
Himalaya Shipping, Ltd. 1,556 12,199
#Hoegh Autoliners ASA 186,965 1,678,942
ΩKid ASA 38,786 525,992
Kitron ASA 139,225 1,038,998
ΩKlaveness Combination
Carriers ASA 20,647 156,940
*Kongsberg Automotive ASA 822,294 140,775
Kongsberg Gruppen ASA 46,475 1,190,018
#Leroy Seafood Group ASA 95,948 452,002
*LINK Mobility Group Holding
ASA 273,427 810,799
Magnora ASA 44,019 89,196
Medistim ASA 2,657 71,698
MORROW BANK ASA 35,156 46,391
Mowi ASA 63,824 1,404,299
MPC Container Ships ASA 539,981 944,985
ΩMulticonsult ASA 16,468 279,975
*Napatech A/S 5,202 16,865
*Nekkar ASA 12,314 14,849
NORBIT ASA 26,376 533,154
Norconsult Norge A/S 16,878 78,159
*Nordic Semiconductor ASA 7,650 111,155
Norsk Hydro ASA 257,164 1,742,227
Norwegian Air Shuttle ASA 173,220 269,411
*NRC Group ASA 9,242 7,071
Odfjell Drilling, Ltd. 134,046 1,079,846
Odfjell SE, Class A 19,560 235,487
Odfjell Technology, Ltd. 20,396 117,333
*OKEA ASA 52,728 95,168

Dimensional International Core Equity 2 ETF
continued
Shares Value †
NORWAY — (Continued)
Ω#Okeanis Eco Tankers Corp. 6,778 $ 234,153
Olav Thon Eiendomsselskap
ASA 3,781 99,038
#Orkla ASA 127,312 1,292,380
Panoro Energy ASA 121,972 261,620
Paratus Energy Services, Ltd. 20,567 84,448
Pareto Bank ASA 27,945 236,720
Petronor E&P ASA 41,726 42,728
Pexip Holding ASA 39,337 242,237
*PhotoCure ASA 7,769 44,693
Ω#*poLight ASA 43,934 27,836
Protector Forsikring ASA 33,563 1,514,439
Rana Gruber ASA 30,815 194,632
Reach Subsea ASA 45,383 30,055
Rogaland Sparebank 1,483 20,185
#Salmar ASA 14,921 839,928
*Salmon Evolution ASA 149,772 76,389
SATS ASA 133,488 478,960
Ω*Scatec ASA 177,392 1,872,646
Sea1 offshore, Inc. 45,336 89,848
Selvaag Bolig ASA 49,169 160,139
#*SmartCraft ASA 18,528 46,883
Solstad Maritime Holding AS 58,211 102,763
*Solstad Offshore ASA 46,998 202,078
SpareBank 1 Helgeland 864 14,433
Sparebank 1 Oestlandet 31,071 545,319
SpareBank 1 Sor-Norge ASA 67,573 1,163,514
Sparebanken More 13,530 133,736
Stolt-Nielsen, Ltd., Class R 6,919 232,527
Storebrand ASA 289,520 4,495,781
Subsea 7 SA 109,928 2,010,159
Telenor ASA 85,575 1,273,862
TGS ASA 32,857 284,500
#TOMRA Systems ASA 44,162 541,278
Var Energi ASA 97,397 328,092
Veidekke ASA 93,452 1,448,388
#Vend Marketplaces ASA,
Class B 37,464 1,292,379
Wallenius Wilhelmsen ASA 155,620 1,219,032
Wilh. Wilhelmsen Holding
ASA, Class A 11,830 596,356
*Wilh. Wilhelmsen Holding
ASA, Class B 4,740 224,890
Yara International ASA 21,517 785,224
Zalaris ASA 3,561 32,453
*Zaptec ASA 22,414 65,468
TOTAL NORWAY 78,029,200
PORTUGAL — (0.3%)
#Altri SGPS SA 37,080 210,565
Banco Comercial Portugues
SA, Class R 9,038,156 7,982,453
Corticeira Amorim SGPS SA 38,085 320,012
CTT-Correios de Portugal SA 44,055 383,905
EDP Renovaveis SA 24,880 364,126
EDP SA 1,432,540 7,126,324
Galp Energia SGPS SA 491,778 9,873,590
Ibersol SGPS SA 17,632 205,544
Jeronimo Martins SGPS SA 119,341 3,077,191
Shares Value †
PORTUGAL — (Continued)
Mota-Engil SGPS SA 148,655 $ 1,029,467
#Navigator Co. SA (The) 211,897 734,694
NOS SGPS SA 343,507 1,490,750
REN - Redes Energeticas
Nacionais SGPS SA 222,214 837,406
Semapa-Sociedade de
Investimento e Gestao 4,338 90,625
Sonae SGPS SA 1,006,148 1,642,074
TOTAL PORTUGAL 35,368,726
RÉUNION — (0.0%)
CBo Territoria 652 2,739
TOTAL RÉUNION 2,739
SINGAPORE — (1.1%)
*AEM Holdings, Ltd. 475,500 694,187
*ASL Marine Holdings, Ltd. 64,900 11,470
Aztech Global, Ltd. 290,300 150,565
Banyan Tree Holdings, Ltd. 600 290
BRC Asia, Ltd. 29,900 96,952
Bukit Sembawang Estates,
Ltd. 1,800 5,795
Centurion Corp., Ltd. 167,600 182,867
#China Aviation Oil Singapore
Corp., Ltd. 319,900 373,620
City Developments, Ltd. 528,500 2,935,998
ComfortDelGro Corp., Ltd. 2,392,700 2,684,192
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,986,700 184,710
CSE Global, Ltd. 952,545 618,464
DBS Group Holdings, Ltd. 544,316 22,555,582
Delfi, Ltd. 392,300 244,161
DFI Retail Group Holdings,
Ltd. 223,100 783,081
Far East Orchard, Ltd. 109,108 103,956
First Resources, Ltd. 736,800 1,109,630
#Food Empire Holdings, Ltd. 189,900 344,358
Frasers Property, Ltd. 304,400 245,587
#Frencken Group, Ltd. 588,600 746,237
#Genting Singapore, Ltd. 5,591,300 3,136,232
Geo Energy Resources, Ltd. 827,000 308,191
Golden Agri-Resources, Ltd. 4,991,800 1,073,959
GuocoLand, Ltd. 152,600 254,441
Hiap Hoe, Ltd. 300 123
Ho Bee Land, Ltd. 196,800 340,236
Hong Fok Corp., Ltd. 522,400 309,077
Hong Leong Asia, Ltd. 213,800 395,911
Hongkong Land Holdings, Ltd. 550,800 3,365,388
Hotel Grand Central, Ltd. 100 54
Hour Glass, Ltd. (The) 149,700 241,554
HRnetgroup, Ltd. 126,500 71,927
Hutchison Port Holdings Trust,
Class U 4,757,900 999,159
iFAST Corp., Ltd. 207,100 1,541,972
ISDN Holdings, Ltd. 270,842 88,446
Keppel Infrastructure Trust 3,476,325 1,228,714
Keppel, Ltd. 747,400 5,851,939
#LHN, Ltd. 264,700 165,762

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SINGAPORE — (Continued)
Mandarin Oriental
International, Ltd. 100 $ 328
Marco Polo Marine, Ltd. 2,457,000 198,229
*Mermaid Maritime PCL 444,200 42,664
Mewah International, Inc. 700 161
Micro-Mechanics Holdings,
Ltd. 21,900 29,953
Nanofilm Technologies
International, Ltd. 152,700 81,545
NETLINK NBN TRUST 1,651,500 1,243,590
Olam Group, Ltd. 633,600 477,105
OUE, Ltd. 142,300 139,955
Oversea-Chinese Banking
Corp., Ltd. 588,600 7,702,069
*Oxley Holdings, Ltd. 1,100 84
Pan-United Corp., Ltd. 58,000 49,914
Propnex, Ltd. 134,800 232,012
Q&M Dental Group Singapore,
Ltd. 34,300 14,100
QAF, Ltd. 68,800 47,313
Raffles Medical Group, Ltd. 546,500 415,717
*Rex International Holding, Ltd. 925,000 118,695
#Riverstone Holdings, Ltd. 641,000 443,275
SATS, Ltd. 1,013,618 2,663,624
SBS Transit, Ltd. 41,600 101,966
Seatrium, Ltd. 2,778,515 4,632,815
Sembcorp Industries, Ltd. 951,400 4,773,631
Sheng Siong Group, Ltd. 829,900 1,479,402
SIA Engineering Co., Ltd.,
Registered 156,500 424,484
Singapore Airlines, Ltd. 1,518,300 7,734,703
Singapore Exchange, Ltd. 411,700 5,355,627
Singapore Land Group, Ltd. 39,000 92,297
Singapore Technologies
Engineering, Ltd. 614,700 4,009,991
Singapore
Telecommunications, Ltd. 252,800 825,541
StarHub, Ltd. 643,000 573,114
Straits Trading Co., Ltd. 182,817 235,992
Tai Sin Electric, Ltd. 200 100
*Thomson Medical Group, Ltd. 1,052,400 47,709
Tiong Woon Corp. Holding,
Ltd. 111,500 69,396
Tuan Sing Holdings, Ltd. 526,669 139,614
UMS Integration, Ltd. 517,400 588,384
United Overseas Bank, Ltd. 451,500 12,027,742
UOB-Kay Hian Holdings, Ltd. 341,898 643,628
UOL Group, Ltd. 620,800 3,792,201
Venture Corp., Ltd. 322,100 3,690,123
Vicom, Ltd. 9,600 11,728
Wee Hur Holdings, Ltd. 672,500 374,630
Wilmar International, Ltd. 804,600 1,935,071
Wing Tai Holdings, Ltd. 350,700 385,340
Yangzijiang Shipbuilding
Holdings, Ltd. 2,730,700 7,385,658
TOTAL SINGAPORE 128,676,007
Shares Value †
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 32,586 $ 1,990,815
TOTAL SOUTH AFRICA 1,990,815
SPAIN — (2.8%)
Acciona SA 32,662 7,238,116
Acerinox SA 260,165 3,357,162
ACS Actividades de
Construccion y Servicios SA 154,567 12,702,182
ΩAedas Homes SA 9,194 226,030
ΩAena SME SA 254,797 6,925,749
*Airtificial Intelligence
Structures SA 94,703 12,658
Almirall SA 52,730 759,546
Amadeus IT Group SA 213,600 16,350,360
Atresmedia Corp. de Medios
de Comunicacion SA 98,685 597,987
Audax Renovables SA 162,439 258,732
Azkoyen SA 2,242 22,668
Banco Bilbao Vizcaya
Argentaria SA 134,948 2,715,626
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,450,554 49,329,652
Banco de Sabadell SA 5,405,683 20,233,876
Banco Santander SA 2,063,597 21,021,823
Banco Santander SA,
Sponsored ADR 1,008,009 10,231,291
Bankinter SA 834,118 12,583,013
CaixaBank SA 1,670,330 17,663,393
ΩCellnex Telecom SA 127,794 3,986,925
CIE Automotive SA 45,811 1,538,666
Construcciones y Auxiliar de
Ferrocarriles SA 25,937 1,640,521
Corp ACCIONA Energias
Renovables SA 31,492 867,266
*Distribuidora Internacional de
Alimentacion SA 11,580 382,258
Ebro Foods SA 51,604 1,053,045
*eDreams ODIGEO SA 38,960 326,465
Elecnor SA 20,507 669,839
Enagas SA 166,781 2,649,747
#Ence Energia y Celulosa SA 110,091 336,728
Endesa SA 138,654 4,975,477
*Ercros SA 44,200 163,250
Faes Farma SA 203,243 1,046,241
Ferrovial SE 861 53,150
Ferrovial SE 157,197 9,652,447
Fluidra SA 63,186 1,831,986
Ω#Gestamp Automocion SA 115,564 447,904
ΩGlobal Dominion Access SA 104,475 383,461
Grifols SA 330,348 4,283,772
Grupo Catalana Occidente SA 41,529 2,372,675
Grupo Empresarial San Jose
SA 17,688 143,317
Iberdrola SA 480,073 9,732,782
Indra Sistemas SA 161,987 8,966,870
Industria de Diseno Textil SA 241,419 13,347,149
Laboratorio Reig Jofre SA 20 67
Laboratorios Farmaceuticos
Rovi SA 19,488 1,374,327

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SPAIN — (Continued)
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 209,840 $ 278,527
Logista Integral SA 68,838 2,297,778
Mapfre SA 1,104,885 4,886,795
Melia Hotels International SA 115,200 954,682
Miquel y Costas & Miquel SA 3,182 49,030
Naturgy Energy Group SA 125,553 3,808,325
ΩNeinor Homes SA 43,753 871,626
*Nueva Expresion Textil SA 105,447 91,524
*Obrascon Huarte Lain SA 237,656 124,945
Pharma Mar SA 3,421 289,427
Prim SA 8 127
ΩProsegur Cash SA 241,054 197,261
*Realia Business SA 196 234
Redeia Corp. SA 235,864 4,249,581
Renta 4 Banco SA 12 273
Repsol SA 792,697 14,524,544
Sacyr SA 546,241 2,405,881
*Solaria Energia y Medio
Ambiente SA 46,005 796,220
Ω#*Talgo SA 21,707 66,895
*Tecnicas Reunidas SA 59,661 2,136,062
Telefonica SA 2,792,020 14,137,341
#Telefonica SA, Sponsored
ADR 772,357 3,900,403
#Tubacex SA 54,972 209,698
ΩUnicaja Banco SA 1,386,736 3,745,339
Vidrala SA 21,333 2,033,825
Viscofan SA 47,885 2,978,995
TOTAL SPAIN 319,491,537
SWEDEN — (2.7%)
AAK AB 48,554 1,357,517
ΩAcadeMedia AB 132,962 1,470,741
AddLife AB, Class B 71,929 1,556,409
Addnode Group AB 121,568 1,421,548
AddTech AB, Class B 98,197 3,330,991
AFRY AB 154,366 2,658,819
Alfa Laval AB 58,211 2,784,071
ΩAlimak Group AB 49,225 729,106
Alleima AB 250,969 2,175,902
Alligo AB, Class B 25,662 321,164
ΩAmbea AB, Class B 134,354 1,821,581
*Annehem Fastigheter AB,
Class B 11,218 22,005
AQ Group AB 40,155 829,962
Arise AB 34,002 107,639
Arjo AB, Class B 337,732 1,074,481
*Asmodee Group AB, Class B 79,846 1,031,921
Assa Abloy AB, Class B 74,265 2,806,306
Atlas Copco AB, Class A 588,126 9,922,400
Atlas Copco AB, Class B 129,747 1,951,160
Atrium Ljungberg AB, Class B 157,313 567,769
ΩAttendo AB 185,820 1,579,739
Avanza Bank Holding AB 126,354 4,890,435
Axfood AB 59,131 1,613,371
Beijer Alma AB, Class B 21,450 657,566
Beijer Ref AB 56,959 903,663
Bergman & Beving AB 27,368 970,169
Shares Value †
SWEDEN — (Continued)
Betsson AB, Class B 192,453 $ 3,014,776
#*Better Collective A/S 5,382 66,506
*BHG Group AB 239,296 726,522
*BICO Group AB 29,215 65,986
Bilia AB, Class A 85,166 1,192,369
Billerud Aktiebolag 332,767 3,083,156
Ω*BioArctic AB 9,297 286,770
BioGaia AB, Class B 61,913 655,492
Bjorn Borg AB 11,816 79,417
*Boliden AB 136,322 6,160,878
*Bonava AB, Class B 326,681 381,314
Ω*BoneSupport Holding AB 4,137 96,577
Ω*Boozt AB 44,710 483,721
ΩBravida Holding AB 136,206 1,156,513
Bufab AB 117,420 1,298,825
Bulten AB 27,624 142,303
Byggmax Group AB 83,730 426,919
*Camurus AB 12,579 827,557
*Carasent AB 19,546 58,787
#Castellum AB 171,262 1,945,811
Catella AB 32,568 106,530
Catena AB 19,187 931,002
*Cavotec Group AB 84 137
Cellavision AB 3,190 60,490
*Cint Group AB 353,730 135,194
Clas Ohlson AB, Class B 47,364 1,731,399
Cloetta AB, Class B 319,557 1,191,711
Coinshares International, Ltd. 12,544 222,535
ΩCoor Service Management
Holding AB 134,937 663,846
#Corem Property Group AB,
Class B 161,576 65,873
Corem Property Group AB,
Class D 3,528 89,199
*CTEK AB 28,866 40,262
CTT Systems AB 5,173 103,215
Dios Fastigheter AB 77,976 533,120
ΩDometic Group AB 382,139 1,879,999
Duni AB 7,992 89,244
Ω*Dustin Group AB 618,642 133,732
*Dynavox Group AB 101,362 1,047,523
Eastnine AB 48,828 257,193
Elanders AB, Class B 16,251 108,026
*Electrolux AB, Class B 114,013 737,466
Electrolux Professional AB,
Class B 132,899 926,828
Elekta AB, Class B 383,983 1,955,411
*Embracer Group AB 79,718 833,081
*Enad Global 7 AB 36,538 65,435
*Enea AB 20,727 152,846
Engcon AB 26,207 227,215
Eolus AB, Class B 949 4,389
Ependion AB 17,451 225,388
Epiroc AB, Class A 142,718 3,025,005
Epiroc AB, Class B 66,135 1,240,140
#EQT AB 10,139 352,048
Essity AB, Class A 8,425 231,649
Essity AB, Class B 230,144 6,325,475

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
ΩEvolution AB 24,262 $ 1,623,516
Ework Group AB 10,441 104,492
#Fabege AB 133,899 1,179,947
Fagerhult Group AB 21,895 106,563
Fasadgruppen Group AB 3,657 11,519
#*Fastighets AB Balder, Class
B 176,113 1,291,650
*Fastighets AB Trianon, Class
B 47,624 101,594
*Fastighetsbolaget Emilshus
AB, Class B 1,654 10,158
FastPartner AB, Class A 29,200 154,728
FastPartner AB, Class D 7,919 63,402
Fenix Outdoor International AG 1,042 57,630
FormPipe Software AB 48 128
G5 Entertainment AB 9,459 93,768
GARO AB 6,248 11,782
Getinge AB, Class B 188,571 4,435,913
Granges AB 101,381 1,487,740
Ω*Green Landscaping Group
AB 11,812 58,049
*Gruvaktiebolaget Viscaria 55,362 111,628
H & M Hennes & Mauritz AB,
Class B 97,876 1,859,051
Hanza AB 20,114 278,004
Heba Fastighets AB, Class B 51,816 177,951
Hemnet Group AB 67,322 1,470,907
Hexagon AB, Class B 202,875 2,490,922
*Hexatronic Group AB 100,846 230,960
Hexpol AB 204,261 1,862,396
*HMS Networks AB 18,726 1,043,566
#Holmen AB, Class B 30,078 1,138,164
Hufvudstaden AB, Class A 41,081 546,160
Humana AB 45,685 232,456
*Humble Group AB 23,592 20,777
Husqvarna AB, Class A 8,295 39,673
Husqvarna AB, Class B 248,758 1,187,120
Indutrade AB 93,049 2,489,802
Instalco AB 304,870 778,514
*International Petroleum Corp. 118,990 1,850,190
INVISIO AB 42,651 1,359,171
Inwido AB 72,479 1,098,734
ITAB Shop Concept AB 34,035 71,889
JM AB 99,736 1,425,776
*John Mattson
Fastighetsforetagen AB 23,005 161,405
Kabe Group AB, Class B 688 16,525
*Karnell Group AB 2,255 15,417
*Karnov Group AB 31,745 377,228
*K-fast Holding AB 80,860 124,197
*Klarabo Sverige AB, Class B 32,456 53,543
KNOW IT AB 29,279 373,834
Lagercrantz Group AB, Class
B 135,635 3,334,971
Lifco AB, Class B 38,472 1,492,272
Lime Technologies AB 9,346 351,983
Lindab International AB 83,617 2,004,870
Loomis AB 99,437 4,022,524
*Medcap AB 6,610 423,374
Shares Value †
SWEDEN — (Continued)
Medicover AB, Class B 46,392 $ 1,265,792
MEKO AB 47,433 385,760
Micro Systemation AB, Class B 2,313 17,349
Midsona AB, Class B 24,582 21,235
MIPS AB 10,735 386,087
*Modern Times Group MTG
AB, Class B 94,307 1,271,667
Momentum Group AB 21,536 368,897
ΩMunters Group AB 56,037 956,333
Mycronic AB 109,977 2,596,929
*NCAB Group AB 80,447 494,928
NCC AB, Class B 158,470 3,632,665
Nederman Holding AB 4,580 77,680
Nelly Group AB 7,503 74,299
*Neobo Fastigheter AB 40,578 81,605
*Net Insight AB, Class B 83,474 33,548
New Wave Group AB, Class B 111,866 1,322,240
#Nibe Industrier AB, Class B 429,298 1,678,299
Nilorngruppen AB, Class B 12,727 82,992
Nivika Fastigheter AB, Class B 26,529 115,143
*Nobia AB 654,994 308,435
Nolato AB, Class B 120,340 796,139
Nordnet AB (publ) 48,965 1,418,528
*Norion Bank AB 64,493 481,702
Note AB 5,948 118,427
NP3 Fastigheter AB 23,072 629,513
Nyfosa AB 112,086 955,845
OEM International AB, Class B 67,532 1,102,708
*Ovzon AB 54,813 187,955
Peab AB, Class B 189,805 1,540,635
Platzer Fastigheter Holding
AB, Class B 39,005 300,370
Proact IT Group AB 36,815 401,019
Ratos AB, Class B 409,944 1,664,392
RaySearch Laboratories AB 46,918 1,107,151
Rejlers AB 6,429 134,371
#Rottneros AB 60,289 17,339
Rusta AB 71,339 471,961
Rvrc Holding AB 80,077 548,750
Saab AB, Class B 39,268 2,167,652
Sagax AB, Class B 42,316 950,410
*Samhallsbyggnadsbolaget i
Norden AB 1,095,335 604,179
#*Samhallsbyggnadsbolaget i
Norden AB, Class D 129,764 133,968
Sandvik AB 266,236 8,091,555
Scandi Standard AB 49,575 514,943
ΩScandic Hotels Group AB 231,621 2,257,039
*Sdiptech AB 48,146 960,638
Sectra AB, Class B 65,829 2,092,936
Securitas AB, Class B 209,471 3,093,793
*Sensys Gatso Group AB 5,987 23,904
Ω*Sinch AB 930,665 3,389,317
*Sivers Semiconductors AB 53,200 21,084
Skandinaviska Enskilda
Banken AB, Class A 459,121 8,773,721
Skandinaviska Enskilda
Banken AB, Class C 2,068 40,390
Skanska AB, Class B 163,571 4,473,324

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
SKF AB, Class A 4,480 $ 117,516
SKF AB, Class B 186,470 4,812,763
SkiStar AB 47,106 789,525
Softronic AB, Class B 23,130 55,190
Solid Forsakring AB 14,819 120,675
SSAB AB, Class A 151,471 962,840
#SSAB AB, Class B 463,017 2,882,729
*Stendorren Fastigheter AB 9,409 195,267
Stenhus Fastigheter I Norden
AB 51,075 57,357
*Stillfront Group AB 612,973 416,505
Storskogen Group AB, Class B 2,026,869 2,104,912
Svedbergs Group AB, Class B 17,188 107,736
Svenska Cellulosa AB SCA,
Class A 10,767 144,278
#Svenska Cellulosa AB SCA,
Class B 300,194 4,008,384
Svenska Handelsbanken AB,
Class A 254,910 3,348,673
#Svenska Handelsbanken AB,
Class B 6,324 139,105
Sweco AB, Class B 91,182 1,648,336
Swedbank AB, Class A 183,335 5,581,650
*Swedish Logistic Property AB,
Class B 68,335 301,271
*Swedish Orphan Biovitrum
AB, Class A 58,236 2,007,355
Synsam AB 172,377 1,095,005
Systemair AB 78,283 644,077
Tele2 AB, Class B 387,288 6,138,265
Telefonaktiebolaget LM
Ericsson, Class A 20,584 209,906
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 7,934 80,054
Telefonaktiebolaget LM
Ericsson, Class B 1,214,672 12,258,686
Telia Co. AB 1,709,313 6,713,004
TF Bank AB 36,578 716,802
ΩThule Group AB 51,093 1,315,473
*Tobii AB 85,181 15,766
Trelleborg AB, Class B 79,756 3,339,796
Troax Group AB 26,422 402,488
Truecaller AB, Class B 421,491 1,260,144
VBG Group AB, Class B 19,416 740,436
*Vestum AB 10,396 9,451
Vitec Software Group AB,
Class B 28,338 992,912
Vitrolife AB 77,716 1,205,959
Volati AB 14,993 169,002
Volvo AB, Class A 80,339 2,212,338
#Volvo AB, Class B 829,106 22,883,937
#*Volvo Car AB, Class B 489,782 1,701,144
Wallenstam AB, Class B 162,549 754,481
Wihlborgs Fastigheter AB 119,117 1,158,230
XANO Industri AB, Class B 1,737 11,400
#*XSpray Pharma AB 2,998 8,117
TOTAL SWEDEN 302,184,254
Shares Value †
SWITZERLAND — (7.2%)
ABB, Ltd., Registered 377,436 $ 28,050,865
Accelleron Industries AG 118,890 9,745,203
Adecco Group AG 187,745 5,243,529
*AEVIS VICTORIA SA 2,264 37,792
Alcon AG 340 25,328
#Alcon AG, ADR 209,324 15,466,950
Allreal Holding AG, Registered 20,942 5,014,080
ALSO Holding AG, Registered 6,467 1,860,949
*Amrize, Ltd. 227,280 11,744,098
*Amrize, Ltd. 93,716 4,858,237
*ams-OSRAM AG 52,100 719,762
APG SGA SA 1,347 355,732
Arbonia AG 58,030 367,228
*Aryzta AG 38,613 2,477,197
Autoneum Holding AG 3,736 744,640
Avolta AG 140,383 7,383,333
Baloise Holding AG,
Registered 61,499 15,276,114
Banque Cantonale de Geneve,
Class BR 15,810 490,401
Banque Cantonale Vaudoise,
Registered 40,780 4,739,675
#Barry Callebaut AG,
Registered 1,956 2,548,709
*Basilea Pharmaceutica Ag
Allschwil, Registered 17,165 994,298
Belimo Holding AG, Class R 7,163 7,727,385
Bell Food Group AG 2,726 782,738
Berner Kantonalbank AG,
Registered 4,222 1,377,968
BKW AG 14,866 3,331,539
Bossard Holding AG,
Registered, Class A 6,034 1,312,409
Bucher Industries AG,
Registered 8,453 3,753,964
Burckhardt Compression
Holding AG 4,237 2,934,627
Burkhalter Holding AG 4,504 801,210
Bystronic AG 611 227,579
Carlo Gavazzi Holding AG,
Registered 30 5,961
Cembra Money Bank AG 43,489 4,981,393
Cham Swiss Properties AG 8 233
Chocoladefabriken Lindt &
Spruengli AG 26 3,990,283
*Cicor Technologies, Ltd.,
Registered 1,791 493,069
Cie Financiere Richemont SA,
Registered 87,069 17,213,143
Cie Financiere Tradition SA,
Class BR 420 159,053
Clariant AG, Registered 157,203 1,412,918
Coltene Holding AG,
Registered 1,395 78,634
COSMO Pharmaceuticals NV 11,192 941,090
CPH Group AG 119 10,377
Daetwyler Holding AG, Class
BR 5,191 957,045
DKSH Holding AG 40,112 2,798,221

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
#*DocMorris AG 4,329 $ 29,768
dormakaba Holding AG 36,690 3,135,390
EFG International AG 150,902 3,146,807
Emmi AG, Registered 1,699 1,513,279
EMS-Chemie Holding AG 1,195 819,492
Flughafen Zurich AG,
Registered 28,599 8,450,555
Forbo Holding AG, Registered 544 500,799
Galderma Group AG 26,840 4,965,107
ΩGalenica AG 67,531 7,285,188
#*GAM Holding AG 132 29
Geberit AG, Registered 26,034 19,037,008
Georg Fischer AG, Registered 98,849 6,975,766
Givaudan SA, Registered 1,914 7,863,435
Glarner Kantonalbank 3,636 93,306
Helvetia Holding AG,
Registered 43,095 10,597,263
Hiag Immobilien Holding AG 3,816 525,755
*Holcim AG 230,814 20,512,327
Huber + Suhner AG,
Registered 23,762 4,357,230
Hypothekarbank Lenzburg AG,
Class R 19 94,675
Implenia AG, Registered 17,101 1,357,002
Inficon Holding AG, Registered 11,180 1,342,575
Interroll Holding AG, Class R 784 2,422,074
Intershop Holding AG 3,749 736,023
Investis Holding SA 1,717 281,265
Julius Baer Group, Ltd.,
Registered 166,777 11,260,434
Jungfraubahn Holding AG,
Registered 5,962 1,756,478
Kardex Holding AG,
Registered 6,066 2,282,070
Kuehne + Nagel International
AG, Class R 18,795 3,605,643
Landis+Gyr Group AG 29,646 2,153,051
Lastminute.com NV 1,186 19,132
Liechtensteinische
Landesbank AG 8,675 854,802
Logitech International SA,
Class R 310 37,335
#Logitech International SA,
Class R, ADR 95,762 11,545,067
Lonza Group AG, Registered 21,875 15,101,993
Luzerner Kantonalbank AG,
Registered 18,307 1,865,478
ΩMedacta Group SA 6,231 1,154,996
ΩMedmix AG 4,000 45,942
Meier Tobler Group AG 487 23,963
#Metall Zug AG, Registered 176 163,119
Mikron Holding AG, Registered 5,804 154,725
Mobilezone Holding AG,
Registered 28,091 420,621
Mobimo Holding AG,
Registered 12,421 5,276,314
Ω*Montana Aerospace AG 37,900 1,503,725
Naturenergie Holding AG 252 10,422
Nestle SA 780,462 74,745,461
Shares Value †
SWITZERLAND — (Continued)
#Novartis AG, Class B,
Sponsored ADR 701,240 $ 86,806,500
Novartis AG, Registered 68,961 8,527,884
Novavest Real Estate AG,
Class B 1,725 85,525
OC Oerlikon Corp. AG
Pfaffikon 277,322 991,484
Partners Group Holding AG 10,064 12,316,255
Phoenix Mecano AG,
Registered 76 41,467
Plazza AG, Registered, Class
A 594 295,242
Ω*PolyPeptide Group AG 5,615 181,862
PSP Swiss Property AG,
Registered 38,470 6,666,057
Rieter Holding AG, Registered 61,282 261,847
Roche Holding AG 160,950 51,909,007
Roche Holding AG, Class BR 5,646 1,911,657
Romande Energie Holding SA,
Registered 4,275 230,592
Sandoz Group AG 317,568 21,164,607
Sandoz Group AG, ADR 50,530 3,361,761
#*Santhera Pharmaceuticals
Holding AG, Registered 8,364 106,276
Schindler Holding AG,
Registered 9,113 3,082,130
Schweiter Technologies AG,
Registered 984 339,543
Schweizerische Nationalbank,
Registered 3 13,230
Ω*Sensirion Holding AG 2,047 147,134
SFS Group AG 17,392 2,361,542
SGS SA, Registered 112,363 12,684,317
Siegfried Holding AG,
Registered 43,140 4,159,497
#SIG Group AG 371,344 4,151,744
Sika AG, Registered 33,224 6,506,151
SKAN Group AG, Class A 2,736 178,594
*Softwareone Holding AG 18,546 188,376
Sonova Holding AG 20,866 5,682,102
St. Galler Kantonalbank AG,
Registered 3,432 2,180,405
Stadler Rail AG 15,192 372,821
#Straumann Holding AG,
Class R 22,776 2,865,619
Sulzer AG, Registered 21,615 3,613,495
Sunrise Communications AG 23,911 1,311,791
Swatch Group AG (The), Class
BR 27,597 5,768,641
#Swatch Group AG (The),
Registered 27,234 1,154,837
#Swiss Life Holding AG,
Registered 13,830 15,029,950
Swiss Prime Site AG,
Registered 99,556 14,175,336
Swiss Re AG, Registered 152,070 27,771,364
#Swisscom AG, Registered 23,506 17,261,647
Swissquote Group Holding SA,
Registered 9,461 6,010,726

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Temenos AG, Registered 59,867 $ 5,656,695
TX Group AG 3,646 922,003
*u-blox Holding AG 10,475 1,756,381
UBS Group AG 15,593 596,914
#UBS Group AG, ADR 585,305 22,452,300
Valiant Holding AG 25,482 4,196,475
ΩVAT Group AG 19,712 8,601,823
Vaudoise Assurances Holding
SA 1,142 879,173
Vetropack Holding AG 12,383 330,882
Vontobel Holding AG, Class R 39,039 2,966,526
VP Bank AG, Class A 3,844 386,914
V-ZUG Holding AG 2,390 123,259
Walliser Kantonalbank,
Registered 1,451 233,172
Warteck Invest AG, Registered 142 343,170
#Ypsomed Holding AG,
Registered 1,084 425,363
Zehnder Group AG,
Registered 11,211 987,378
Zug Estates Holding AG, Class
B 82 218,598
Zuger Kantonalbank, Class BR 54 590,620
Zurich Insurance Group AG 25,764 17,940,923
TOTAL SWITZERLAND 814,935,432
UNITED KINGDOM — (11.2%)
4imprint Group PLC 87 3,806
Admiral Group PLC 212,249 9,135,586
ΩAirtel Africa PLC 1,319,943 4,796,829
AJ Bell PLC 393,910 2,781,777
Anglo American PLC 448,526 16,942,299
Antofagasta PLC 229,575 8,415,417
Ashtead Group PLC 228,935 15,261,932
Associated British Foods PLC 142,168 4,286,782
AstraZeneca PLC 43,772 7,171,495
AstraZeneca PLC, Sponsored
ADR 582,185 47,972,044
ΩAuto Trader Group PLC 706,553 7,244,508
Aviva PLC 1,470,853 12,920,595
B&M European Value Retail
SA 105,614 249,285
Babcock International Group
PLC 822,696 13,111,339
BAE Systems PLC 864,975 21,262,984
Balfour Beatty PLC 367,221 3,242,229
Barclays PLC 5,106,331 27,305,507
Barclays PLC, Sponsored ADR 262,920 5,650,151
Barratt Redrow PLC,
Registered 1,600,424 7,912,544
Beazley PLC 961,798 11,758,370
Bellway PLC 177,382 6,115,335
Berkeley Group Holdings PLC 107,184 5,672,393
BP PLC 104,142 605,187
BP PLC, Sponsored ADR 1,083,342 38,057,804
ΩBridgepoint Group PLC 64,538 255,228
British American Tobacco PLC 378,433 19,410,900
British American Tobacco
PLC, Sponsored ADR 224,393 11,486,678
Shares Value †
UNITED KINGDOM — (Continued)
BT Group PLC, Registered 7,724,113 $ 18,850,562
Bunzl PLC 159,914 4,857,594
*Burberry Group PLC 260,366 4,233,274
Bytes Technology Group PLC 202 981
Canal+ SA 727,699 2,291,747
*Carnival PLC, Sponsored
ADR 80,958 2,105,718
Centrica PLC 6,522,132 15,364,440
Coca-Cola HBC AG 88,955 4,036,822
Compass Group PLC 484,086 16,034,013
Computacenter PLC 86,770 3,267,327
ΩConvatec Group PLC 668,721 2,145,544
Cranswick PLC 47,066 3,051,696
#DCC PLC 96,121 6,327,073
#Diageo PLC, Sponsored ADR 37,635 3,465,807
Diploma PLC 85,140 6,275,428
Drax Group PLC 666,079 6,314,063
Dunelm Group PLC 181,525 2,666,399
easyJet PLC 290,757 1,850,848
Energean PLC 43,232 547,557
Entain PLC 181,889 1,893,642
Experian PLC 378,308 17,630,051
*Frasers Group PLC 137,322 1,315,269
Fresnillo PLC 247,084 7,213,326
Games Workshop Group PLC 46,425 9,716,605
Glencore PLC 2,340,091 11,205,147
Grafton Group PLC 246,929 3,088,559
Grainger PLC 366,640 902,727
GSK PLC 1,082,895 25,332,333
Haleon PLC 2,970,256 13,818,684
Halma PLC 105,302 4,905,940
Harbour Energy PLC 133,012 392,857
Hays PLC 250 194
Hikma Pharmaceuticals PLC 144,357 3,487,920
Hill & Smith PLC 337 9,542
Hiscox, Ltd. 336,448 6,078,095
Hochschild Mining PLC 70 304
Howden Joinery Group PLC 750,783 8,517,725
HSBC Holdings PLC,
Registered 623,580 8,712,358
HSBC Holdings PLC,
Sponsored ADR 682,526 47,824,597
IG Group Holdings PLC 157,221 2,301,138
IMI PLC 289,295 9,076,577
Imperial Brands PLC 457,941 18,200,435
Inchcape PLC 529,927 5,319,322
Informa PLC 742,791 9,444,938
InterContinental Hotels Group
PLC 1,703 205,670
#InterContinental Hotels Group
PLC, Sponsored ADR 40,146 4,876,133
International Workplace Group
PLC 987,742 2,938,101
Intertek Group PLC 114,485 7,618,595
Investec PLC 647,444 4,874,204
ITV PLC 3,678,688 3,366,363
J Sainsbury PLC 1,580,366 7,092,877
JD Sports Fashion PLC 726,006 888,812
JET2 PLC 105,549 1,843,003

Dimensional International Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Johnson Matthey PLC 132,577 $ 3,713,661
Just Group PLC, Registered 931,383 2,600,364
Kingfisher PLC 2,544,765 10,324,567
Lancashire Holdings, Ltd. 100 878
Legal & General Group PLC 2,787,799 8,710,040
Lion Finance Group PLC 54,912 5,775,312
Lloyds Banking Group PLC 3,624,099 4,241,575
#Lloyds Banking Group PLC,
Sponsored ADR 4,257,796 20,054,219
London Stock Exchange
Group PLC, Registered 60,292 7,514,320
Man Group PLC 178,752 493,663
Marks & Spencer Group PLC 2,927,722 15,301,763
Melrose Industries PLC 773,311 6,356,203
*Mitchells & Butlers PLC 100,006 319,942
Mitie Group PLC 391,496 847,679
Mondi PLC 385,370 4,304,729
National Grid PLC 99,572 1,491,382
#National Grid PLC,
Sponsored ADR 109,497 8,239,649
NatWest Group PLC 910,344 6,984,981
NatWest Group PLC, Class
S, ADR 1,212,469 18,756,895
Next PLC 60,801 11,423,354
Ninety One PLC 4,323 13,154
*Ocado Group PLC 18,306 52,697
OSB Group PLC 504,586 3,573,311
Pagegroup PLC 164 508
Pearson PLC 142,895 1,990,076
#Pearson PLC, Sponsored
ADR 236,150 3,284,846
Pennon Group PLC 360,987 2,459,162
Persimmon PLC 356,346 5,660,373
Phoenix Group Holdings PLC 484,483 4,290,277
Playtech PLC 28,658 99,214
Plus500, Ltd. 107,028 4,452,000
Premier Foods PLC 1,983 4,752
Prudential PLC 105,631 1,464,167
#Prudential PLC, Sponsored
ADR 419,853 11,697,105
QinetiQ Group PLC 610,529 3,845,486
Reckitt Benckiser Group PLC 310,672 23,739,599
RELX PLC 13,485 594,770
RELX PLC, Sponsored ADR 357,978 15,836,947
Rentokil Initial PLC 832,723 4,613,718
Rentokil Initial PLC, ADR 2,223 61,844
RHI Magnesita NV 128 3,523
Rightmove PLC 1,026,807 9,011,813
Rio Tinto PLC 461,924 33,294,554
Rio Tinto PLC, Sponsored
ADR 33,249 2,385,283
Rolls-Royce Holdings PLC 3,006,408 46,096,255
Rotork PLC 763,119 3,430,988
RS GROUP PLC 178,940 1,308,337
Sage Group PLC (The) 624,293 9,428,537
Schroders PLC 533,517 2,659,454
Serco Group PLC 1,781,981 5,942,122
Severn Trent PLC 153,606 5,612,496
Shell PLC, ADR 1,334,240 99,961,261
Shares Value †
UNITED KINGDOM — (Continued)
Smith & Nephew PLC 48,758 $ 900,055
#Smith & Nephew PLC,
Sponsored ADR 100,783 3,710,830
Smiths Group PLC 106,003 3,506,879
Softcat PLC 168,777 3,543,537
Spectris PLC 39,969 2,156,200
Spirax Group PLC 2,046 190,724
SSE PLC 588,113 14,804,821
SSP Group PLC 995 2,008
St. James's Place PLC 619,825 10,566,309
Standard Chartered PLC 1,081,348 22,156,325
Tate & Lyle PLC 4,445 22,554
Taylor Wimpey PLC 4,810,895 6,649,492
TBC Bank Group PLC 20,460 1,170,687
Telecom Plus PLC 278 6,487
Tesco PLC 5,064,948 30,571,226
TP ICAP Group PLC 1,209,164 4,170,243
Travis Perkins PLC 1,851 15,297
Unilever PLC, Sponsored ADR 427,067 25,705,163
United Utilities Group PLC 429,014 6,766,756
*Vistry Group PLC 124,309 1,052,132
Vodafone Group PLC 8,992,190 10,885,805
Vodafone Group PLC,
Sponsored ADR 3,281 39,536
Weir Group PLC (The) 161,432 6,278,100
WH Smith PLC 131 1,163
Whitbread PLC 144,116 5,485,391
*Wise PLC, Class A 95,269 1,209,763
WPP PLC 40,965 154,738
#WPP PLC, Sponsored ADR 94,490 1,792,475
TOTAL UNITED KINGDOM 1,270,646,441
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 8,801 2,027,611
International Paper Co. 192,168 7,523,921
*Royal Gold, Inc. 151 26,393
Royal Gold, Inc. 17,118 2,992,055
TOTAL UNITED STATES 12,569,980
TOTAL COMMON STOCKS 10,918,509,315
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG
5.760% 14,152 1,225,886
Ω#Dr. Ing. h.c. F. Porsche AG
1.800% 35,979 1,887,402
Draegerwerk AG & Co. KGaA
2.780% 9,167 772,381
Einhell Germany AG, Class P
1.820% 6,429 609,954
#FUCHS SE 3.020% 86,913 3,890,219
#Henkel AG & Co. KGaA
2.900% 86,679 7,029,163
Jungheinrich AG 2.580% 20,106 718,934
Porsche Automobil Holding SE
5.540% 165,078 6,565,775
#Sartorius AG 0.310% 5,129 1,409,528
Sixt SE, Class A 4.940% 20,963 1,333,173

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Volkswagen AG, Class A
7.050% 178,708 $ 18,609,229
TOTAL GERMANY 44,051,644
TOTAL PREFERRED
STOCKS 44,051,644
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<AP Eagers, Ltd. 14,653 –
*Imugene, Ltd. 08/31/2026 1,127 13
TOTAL AUSTRALIA 13
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/2040 2,081 –
TOTAL CANADA –
ITALY — (0.0%)
*Geox SpA 09/30/2026 30 2
TOTAL ITALY 2
Shares Value †
NORWAY — (0.0%)
#*Vend Marketplaces ASA
11/13/2025 25,520 $ 56,877
TOTAL NORWAY 56,877
SPAIN — (0.0%)
*Ferrovial SE 156,054 85,898
*Vidrala SA 21,018 99,462
TOTAL SPAIN 185,360
TOTAL RIGHTS/WARRANTS 242,252
TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $7,926,117,429) 10,962,803,211
SECURITIES LENDING COLLATERAL — (3.3%)
@§The DFA Short Term
Investment Fund 32,628,726 377,416,475
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,303,533,904) $ 11,340,219,686
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $204,821,026 which represented 1.9% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 662,596,318 $ 3,000,307 $ 332 $ 665,596,957
Austria .............................. 64,541,659 — — 64,541,659
Belgium ............................. 124,145,594 — — 124,145,594
Brazil ............................... — 163,655 — 163,655
Canada ............................. 1,326,078,206 — 71 1,326,078,277
Denmark ............................ 215,087,754 — — 215,087,754
Finland .............................. 187,127,006 — — 187,127,006
France .............................. 806,084,077 — — 806,084,077
Germany ............................ 880,643,121 — — 880,643,121
Hong Kong ........................... 178,928,685 — — 178,928,685
Ireland .............................. 59,705,828 — — 59,705,828
Israel ............................... 133,666,739 — — 133,666,739
Italy ................................ 397,388,231 — — 397,388,231
Japan ............................... 2,512,038,176 18,695 — 2,512,056,871
Netherlands .......................... 380,129,071 — — 380,129,071
New Zealand ......................... 23,270,659 — — 23,270,659
Norway .............................. 78,029,200 — — 78,029,200
Portugal ............................. 35,368,726 — — 35,368,726
Réunion ............................. 2,739 — — 2,739
Singapore ............................ 128,676,007 — — 128,676,007
South Africa .......................... 1,990,815 — — 1,990,815
Spain ............................... 319,491,537 — — 319,491,537
Sweden ............................. 302,184,254 — — 302,184,254
Switzerland ........................... 814,935,432 — — 814,935,432
United Kingdom ....................... 1,270,646,441 — — 1,270,646,441

Dimensional International Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United States ......................... $ 12,543,588 $ 26,392 $ — $ 12,569,980
Preferred Stocks
Germany ............................ 44,051,644 — — 44,051,644
Rights/Warrants
Australia ............................. 13 — — 13
Canada ............................. — — — —
Italy ................................ 2 — — 2
Norway .............................. — 56,877 — 56,877
Spain ............................... 99,462 85,898 — 185,360
Securities Lending Collateral ............... — 377,416,475 — 377,416,475
Total Investments ........................ $10,959,450,984 $380,768,299 $403> $11,340,219,686
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.7%)
#*29Metals, Ltd. 523,603 $ 162,819
#Accent Group, Ltd. 74,658 62,560
#Adairs, Ltd., Class B 292,286 388,431
*AIC Mines, Ltd. 171,180 53,790
*Ainsworth Game Technology,
Ltd. 1,350 901
*Alkane Resources, Ltd. 531,305 349,559
*Alkane Resources, Ltd. 342,405 219,937
Alliance Aviation Services,
Ltd., Registered 6,783 11,235
Amotiv, Ltd. 528,893 3,091,929
AMP, Ltd. 7,135,592 8,338,319
*Amplitude Energy, Ltd. 7,622,068 1,197,552
Ansell, Ltd. 449,609 10,746,253
#*Appen, Ltd. 423,602 214,917
*Aurelia Metals, Ltd. 2,000,138 320,801
Aurizon Holdings, Ltd. 2,108,020 4,733,464
*Austal, Ltd. 455,060 2,022,780
#*Australian Agricultural Co.,
Ltd. 272,986 255,556
Autosports Group, Ltd. 124 334
Bank of Queensland, Ltd. 2,783,285 12,499,483
Bapcor, Ltd. 735,570 1,218,302
*BCI Minerals, Ltd. 67,030 16,894
Beach Energy, Ltd. 5,712,711 4,637,396
*Beacon Minerals, Ltd. 569 935
Bega Cheese, Ltd. 740,338 2,573,563
Bell Financial Group, Ltd. 16,358 13,547
*Bellevue Gold, Ltd. 774,975 593,586
Capral, Ltd. 112 829
#Cedar Woods Properties, Ltd. 265,540 1,569,741
Challenger, Ltd. 1,352,618 8,243,945
Champion Iron, Ltd. 930,425 3,374,437
Civmec Australia, Ltd.,
Registered 19,400 17,142
Cleanaway Waste
Management, Ltd. 77,472 129,329
#ClearView Wealth, Ltd. 39,845 15,520
#Corporate Travel
Management, Ltd. 266,624 2,804,952
Downer EDI, Ltd. 1,695,596 8,580,491
Dyno Nobel, Ltd. 3,224,537 6,797,254
#Elders, Ltd. 1,057,748 4,909,516
*Emeco Holdings, Ltd. 278,301 218,628
#Endeavour Group, Ltd. 113,107 271,007
EQT Holdings, Ltd. 4,144 68,066
Eureka Group Holdings, Ltd. 12,615 4,377
#Euroz Hartleys Group, Ltd. 10,896 7,204
EVT, Ltd. 36,874 349,783
Fenix Resources, Ltd. 7,112 2,444
Finbar Group, Ltd. 7,066 4,001
*FleetPartners Group, Ltd. 783,827 1,498,350
Fleetwood, Ltd. 45,317 87,517
G8 Education, Ltd. 2,532,855 1,334,801
Shares Value †
AUSTRALIA — (Continued)
GrainCorp, Ltd., Class A 941,676 $ 5,455,757
#Grange Resources, Ltd. 1,553,923 274,665
GWA Group, Ltd. 61,309 99,136
Harvey Norman Holdings, Ltd. 415,091 1,964,680
Healius, Ltd. 2,175,951 1,267,796
Helia Group, Ltd. 1,416,475 4,998,134
IGO, Ltd. 1,524,404 5,359,011
Iluka Resources, Ltd. 1,596,190 7,231,043
Insignia Financial, Ltd. 1,409,945 4,190,523
#Integral Diagnostics, Ltd. 872,265 1,478,967
#IPH, Ltd. 880,780 2,127,669
IVE Group, Ltd. 62,987 115,045
*Judo Capital Holdings, Ltd. 2,020,727 2,235,654
Jupiter Mines, Ltd. 4,581,163 779,757
#Karoon Energy, Ltd. 2,157,605 2,267,030
Kelsian Group, Ltd. 235,089 749,500
#L1 Group, Ltd. 581,947 430,499
*L1 Group, Ltd. 78,244 57,882
Lendlease Corp., Ltd. 553,168 2,009,834
Lifestyle Communities, Ltd. 225,843 765,855
Lindsay Australia, Ltd. 950 376
#Maas Group Holdings, Ltd. 28,339 88,123
Macmahon Holdings, Ltd. 1,858,507 571,837
Magellan Financial Group, Ltd. 741,953 4,672,634
Maxiparts, Ltd. 296 475
*Mayne Pharma Group, Ltd. 17,621 49,026
#*Michael Hill International,
Ltd., Class B 68,491 15,245
#Monash IVF Group, Ltd. 874,466 395,005
#*Mount Gibson Iron, Ltd. 251,494 59,271
#MyState, Ltd. 550,851 1,604,739
#New Hope Corp., Ltd. 2,217,027 6,023,228
#Nickel Industries, Ltd. 6,630,222 3,211,959
Nine Entertainment Co.
Holdings, Ltd. 3,616,384 2,746,267
Nufarm, Ltd. 1,309,481 1,783,088
#*OFX Group, Ltd. 69,451 27,962
oOh!media, Ltd. 1,871,961 1,685,038
Orora, Ltd. 3,594,759 4,730,163
*Pantoro Gold, Ltd. 1 3
Peet, Ltd. 34,693 43,380
Perenti, Ltd. 3,375,259 5,988,067
Perpetual, Ltd. 173,282 2,176,901
Perseus Mining, Ltd. 1,939,115 6,182,196
*PEXA Group, Ltd. 61,533 610,283
Ramelius Resources, Ltd. 1,230,772 2,675,013
Regis Resources, Ltd. 1,454,620 6,132,615
Reliance Worldwide Corp., Ltd. 2,303,517 6,258,205
*Resolute Mining, Ltd. 5,985,491 3,742,083
#Ricegrowers, Ltd. 5,484 61,535
*Sandfire Resources, Ltd. 602,252 6,402,868
*Select Harvests, Ltd. 419,141 1,064,638
Service Stream, Ltd. 17,112 25,429
Shaver Shop Group, Ltd. 23,812 21,980

Dimensional International Small Cap Value ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Sims, Ltd. 548,530 $ 5,731,173
Stanmore Resources, Ltd. 717,126 1,009,356
#*Strike Energy, Ltd. 1,778,377 128,064
Tabcorp Holdings, Ltd. 4,855,247 3,385,098
*<Ten Sixty Four, Ltd. 1,572 113
#Terracom, Ltd. 13,461 828
#Treasury Wine Estates, Ltd.,
Class B 384,393 1,507,345
*Vault Minerals, Ltd. 7,180,694 3,431,623
ΩViva Energy Group, Ltd. 1,474,712 1,771,551
#Washington H Soul Pattinson
& Co., Ltd. 230,654 5,677,525
*West African Resources, Ltd. 706,174 583,264
Westgold Resources, Ltd. 1,285,363 4,476,594
#Whitehaven Coal, Ltd. 3,216,550 15,161,181
*<Wiluna Mining Corp., Ltd. 504 13
TOTAL AUSTRALIA 249,785,974
AUSTRIA — (1.3%)
Agrana Beteiligungs AG 17,828 247,954
EVN AG 5,183 151,350
Mayr Melnhof Karton AG 7,479 681,950
Porr AG 67,320 2,140,658
Raiffeisen Bank International
AG, Class V 140,350 5,238,826
SBO AG 35,776 1,187,165
Semperit AG Holding 1,319 19,791
Strabag SE, Class BR 7,032 551,061
Telekom Austria AG 125,659 1,338,680
UNIQA Insurance Group AG 373,466 5,491,640
Vienna Insurance Group AG
Wiener Versicherung Gruppe 125,446 6,443,152
voestalpine AG 390,538 13,919,452
Wienerberger AG 311,327 9,249,258
Zumtobel Group AG 8,160 35,130
TOTAL AUSTRIA 46,696,067
BELGIUM — (1.4%)
Ackermans & van Haaren NV 32,293 8,050,886
Ageas SA/NV, Class B 112,283 7,438,878
Azelis Group NV 266,538 3,153,295
Bekaert SA 150,074 6,279,066
bpost SA 180,374 438,236
Cie d'Entreprises CFE 93 962
CMB Tech NV, ADR 21,863 212,071
CMB. Tech NV 173,775 1,631,779
Deceuninck NV 22,845 54,449
Econocom Group SA/NV 76,781 151,719
#*Ontex Group NV 235,460 1,723,011
Proximus SADP 522,081 4,492,283
#Recticel SA 15,177 149,598
Sipef NV 3,702 333,282
Syensqo SA 143,278 11,847,225
Tessenderlo Group SA 52,034 1,573,512
VGP NV 37,936 4,387,335
Viohalco SA 67 657
TOTAL BELGIUM 51,918,244
CANADA — (12.5%)
Acadian Timber Corp. 52 532
Shares Value †
CANADA — (Continued)
*ACT Energy Technologies,
Ltd. 10,100 $ 38,204
ADENTRA, Inc. 43,014 1,079,686
ADF Group, Inc. 4,920 25,247
*Advantage Energy, Ltd. 819,533 6,509,940
Aecon Group, Inc. 167,099 3,687,472
Ag Growth International, Inc. 5,900 151,927
AGF Management, Ltd., Class
B 240,349 2,398,087
#*Aimia, Inc. 24,159 48,020
Algoma Central Corp. 44 546
AltaGas, Ltd. 28,282 831,010
*Athabasca Oil Corp. 1,021,566 5,023,438
*Aurora Cannabis, Inc. 9,804 48,700
*AutoCanada, Inc. 12,822 231,430
B2Gold Corp. 16,692 73,146
B2Gold Corp. 4,098,643 17,993,043
#Baytex Energy Corp. 1,867,342 4,517,924
Birchcliff Energy, Ltd. 1,516,650 7,079,107
BMTC Group, Inc. 79 733
#Boralex, Inc., Class A 82,599 1,660,056
*Calfrac Well Services, Ltd. 280 611
Calian Group, Ltd. 10,356 373,249
Canaccord Genuity Group, Inc. 90,956 763,403
Canadian Tire Corp., Ltd.,
Class A 123,955 14,229,855
*Capstone Copper Corp. 1,139,063 10,178,117
Cardinal Energy, Ltd. 774,130 4,408,919
Cascades, Inc. 401,971 3,187,309
Centerra Gold, Inc. 1,384,605 16,235,992
Cogeco Communications, Inc. 64,274 2,929,406
Cogeco, Inc. 19,013 795,584
*Colabor Group, Inc. 2,066 376
Definity Financial Corp. 5,488 255,570
dentalcorp Holdings, Ltd. 99,963 777,644
Dexterra Group, Inc. 1,396 10,601
Doman Building Materials
Group, Ltd. 240,005 1,521,068
DPM Metals, Inc. 246,046 5,268,087
DREAM Unlimited Corp. 91,883 1,219,074
Dynacor Group, Inc. 184 596
E-L Financial Corp., Ltd. 29,700 344,661
#*Eldorado Gold Corp. 846,328 21,699,850
*Eldorado Gold Corp., Class B 25,448 652,932
Empire Co., Ltd., Class A 75,809 2,578,096
Enerflex, Ltd. 242,353 3,052,871
Enerflex, Ltd. 275,190 3,464,642
Enghouse Systems, Ltd. 1,464 21,744
*Ensign Energy Services, Inc. 153,131 280,874
#*Enterprise Group, Inc. 14,660 13,706
EQB, Inc. 160,984 10,279,584
*Equinox Gold Corp. 218,329 2,401,206
#*Equinox Gold Corp. 1,423,353 15,614,182
Exco Technologies, Ltd. 248 1,158
#First Majestic Silver Corp. 10,080 128,722
*Fortuna Mining Corp. 129,158 1,068,366
#*Fortuna Mining Corp., ADR 1,687,592 13,956,386
*Gran Tierra Energy, Inc. 42,171 143,565

Dimensional International Small Cap Value ETF
continued
Shares Value †
CANADA — (Continued)
Headwater Exploration, Inc. 7,706 $ 40,698
High Liner Foods, Inc. 40,201 486,607
Hudbay Minerals, Inc. 1,762,117 28,193,872
Hudbay Minerals, Inc., Class A 80,600 1,293,143
*IAMGOLD Corp. 986,151 11,419,628
*IAMGOLD Corp. 75,600 876,240
*Imperial Metals Corp. 11,940 58,373
InPlay Oil Corp. 14,480 124,116
K-Bro Linen, Inc. 2,404 64,597
*Kelt Exploration, Ltd. 699,167 3,328,297
*Knight Therapeutics, Inc. 282,892 1,179,095
*Kolibri Global Energy, Inc. 1,560 6,817
Lassonde Industries, Inc.,
Class A 3,863 602,050
Laurentian Bank of Canada 283,983 6,749,194
Leon's Furniture, Ltd. 17,483 364,471
Linamar Corp. 205,390 11,133,262
Magellan Aerospace Corp. 4,806 59,100
*Major Drilling Group
International, Inc. 128,885 1,136,017
Martinrea International, Inc. 297,189 2,146,489
*Mattr Corp. 180,237 1,407,267
*MEG Energy Corp. 926,236 19,620,087
Melcor Developments, Ltd. 3,082 32,444
#Methanex Corp. 3,297 129,889
Methanex Corp., ADR 82,210 3,232,497
MTY Food Group, Inc. 115,416 2,787,480
Mullen Group, Ltd. 468,112 4,710,687
Neo Performance Materials,
Inc. 120,605 1,664,704
#North American Construction
Group, Ltd. 22,302 347,465
North American Construction
Group, Ltd. 7,292 113,662
Northland Power, Inc. 935,805 17,117,855
*NuVista Energy, Ltd. 792,041 9,428,858
#*Obsidian Energy, Ltd. 12,600 71,491
#*Obsidian Energy, Ltd. 163,801 928,752
OceanaGold Corp. 687,124 15,383,849
Open Text Corp. 39,200 1,505,443
Open Text Corp. 55,169 2,115,731
*Orezone Gold Corp. 78,422 78,358
Paramount Resources, Ltd.,
Class A 298,356 4,897,540
Parex Resources, Inc. 277,519 3,553,289
Pason Systems, Inc. 62,435 532,490
Peyto Exploration &
Development Corp. 895,630 13,059,074
Pizza Pizza Royalty Corp. 149,053 1,649,939
Polaris Renewable Energy,
Inc. 111,324 1,034,464
Pollard Banknote, Ltd. 338 4,887
*Precision Drilling Corp. 16,494 990,476
*Precision Drilling Corp. 27,138 1,625,838
*RF Capital Group, Inc. 288 4,109
Richelieu Hardware, Ltd. 18,790 515,630
Rogers Sugar, Inc. 30,670 135,275
Russel Metals, Inc. 262,604 8,135,917
*Saturn Oil & Gas, Inc. 37,757 70,871
Shares Value †
CANADA — (Continued)
*Source Energy Services, Ltd. 8,200 $ 72,042
South Bow Corp., ADR 63,013 1,633,927
*Spartan Delta Corp. 114,929 515,116
Ω#Spin Master Corp. 104,866 1,558,976
*SSR Mining, Inc. 157,243 3,558,631
Stella-Jones, Inc. 11,300 642,039
Ω*STEP Energy Services, Ltd. 236 921
#Strathcona Resources, Ltd. 1,652 43,624
Superior Plus Corp. 792,364 4,512,768
Supremex, Inc. 220 578
Surge Energy, Inc. 196,421 929,430
Taiga Building Products, Ltd. 128 315
Tamarack Valley Energy, Ltd. 2,772,198 12,326,156
#*Tidewater Midstream and
Infrastructure, Ltd. 107 454
*Torex Gold Resources, Inc. 325,675 13,467,230
Total Energy Services, Inc. 84,305 848,375
Transcontinental, Inc., Class A 335,805 4,718,981
*<Trevali Mining Corp. 660 –
Trican Well Service, Ltd. 71,839 269,175
*Valeura Energy, Inc. 29,491 140,178
Vermilion Energy, Inc. 583,848 4,361,345
#Vermilion Energy, Inc. 23,343 174,762
VersaBank 92 1,099
#*<Victoria Gold Corp. 42,700 2,743
Wajax Corp. 39,826 706,900
*Well Health Technologies
Corp. 155,598 583,014
#West Fraser Timber Co., Ltd. 34,111 2,080,771
West Fraser Timber Co., Ltd. 9,190 561,442
*Western Forest Products, Inc. 2,231 18,996
Westshore Terminals
Investment Corp. 2,316 42,613
Whitecap Resources, Inc. 2,468,542 18,390,638
Whitecap Resources, Inc. 2,447,045 18,232,987
Winpak, Ltd. 30,753 944,220
TOTAL CANADA 466,745,084
DENMARK — (2.8%)
Alm Brand A/S 911,513 2,569,885
*Bavarian Nordic A/S 112,610 4,160,072
D/S Norden A/S 69,676 2,789,388
*DFDS A/S 123,929 1,747,961
FLSmidth & Co. A/S 123,122 9,610,654
Foroya Banki P/F 263 8,903
#*GN Store Nord A/S 472,321 8,282,619
H Lundbeck A/S, Class A 941,277 6,864,380
H Lundbeck A/S, Class A 131,393 742,310
#*H+H International A/S, Class
B 7,135 98,154
Jyske Bank A/S, Registered 174,413 20,488,887
#Matas A/S 164,409 3,268,078
#*Nilfisk Holding A/S, Class B 38,420 638,992
Per Aarsleff Holding A/S 42,550 4,840,646
ROCKWOOL A/S, Class A 2,058 70,540
ROCKWOOL A/S, Class B 79,598 2,730,143
ΩScandinavian Tobacco
Group A/S 246,013 3,266,458
Schouw & Co. A/S 47,800 4,396,133

Dimensional International Small Cap Value ETF
continued
Shares Value †
DENMARK — (Continued)
#Solar A/S, Class B 23,946 $ 760,625
#SP Group A/S 5,505 248,466
Sparekassen Sjaelland-Fyn
A/S 28,440 1,483,643
Sydbank A/S 263,171 22,495,160
TORM PLC, Class A 127,421 2,752,446
UIE PLC 1,254 61,057
Vestjysk Bank A/S 47,720 52,370
TOTAL DENMARK 104,427,970
FINLAND — (2.3%)
Aktia Bank OYJ 142,070 1,754,558
#Alandsbanken Abp, Class B 700 36,600
#Anora Group OYJ 43,526 157,998
Atria OYJ 1,276 20,177
Ω#Enento Group OYJ 14,184 252,444
#Fiskars OYJ Abp 66,553 1,004,748
Huhtamaki OYJ 259,342 8,728,546
Kalmar OYJ, Class B 9,948 412,663
Kemira OYJ 445,871 9,829,335
Lassila & Tikanoja OYJ 22,145 254,064
*Lindex Group OYJ 341,070 1,064,860
Mandatum OYJ 1,886,452 13,547,442
#Metsa Board OYJ 1,442 7,906
#Metsa Board OYJ 81,522 276,821
#Nokian Renkaat OYJ 584,472 5,899,362
Olvi OYJ, Class A 4,402 150,391
#Oma Saastopankki OYJ 6,250 79,063
Pihlajalinna OYJ 1,350 23,217
Raisio OYJ, Class V 325,810 945,767
Sanoma OYJ 131,211 1,605,305
#Stora Enso OYJ, Class R 1,621,532 18,902,901
Taaleri PLC 15,214 126,432
ΩTerveystalo OYJ 89,090 959,383
TietoEVRY OYJ 350,985 7,539,048
#Tokmanni Group Corp. 12,396 122,758
#Valmet OYJ 399,210 12,998,285
Viking Line Abp 311 7,789
#*YIT OYJ 260,367 881,113
TOTAL FINLAND 87,588,976
FRANCE — (5.7%)
AKWEL SADIR, Class B 478 6,124
*Alstom SA 1,142,748 28,555,510
Alten SA 18,193 1,500,335
Arkema SA 213,620 12,697,865
ΩAyvens SA 602,969 8,052,114
Beneteau SACA 148,385 1,432,641
Bonduelle SCA 72,853 747,534
Carrefour SA 1,681,173 25,322,377
Cie des Alpes 52,240 1,199,880
*Clariane SE 232,976 1,001,926
Coface SA 397,952 7,018,359
Derichebourg SA 458,437 3,132,441
#*Ekinops SAS 534 970
Ω#*Elior Group SA 517,849 1,674,761
Elis SA 81,687 2,277,883
Esso SA Francaise 7,380 830,080
Etablissements Maurel et
Prom SA 226,242 1,259,685
Shares Value †
FRANCE — (Continued)
#*Eutelsat Communications
SACA 205,467 $ 795,639
Fnac Darty SA 44,436 1,456,582
*Forvia SE 663,229 8,504,702
Groupe Crit SA 4 286
Groupe SFPI 742 1,507
#Guerbet 14,130 259,637
Haulotte Group SA 215 504
Imerys SA 133,878 3,303,684
IPSOS SA 5,394 206,944
Jacquet Metals SACA 47,426 959,030
LNA Sante SA 250 6,983
Ω#Maisons du Monde SA 30,055 70,940
Manitou BF SA 19,156 385,154
Mersen SA 56,003 1,415,588
Metropole Television SA 68,604 947,027
#*Nexity SA 196,097 2,055,126
Opmobility 119,565 1,954,109
Quadient SA 133,941 2,306,556
Renault SA 538,117 20,930,913
Rexel SA 211,410 7,320,291
Samse SACA 71 10,285
Savencia SA 948 68,277
SCOR SE 317,558 9,632,300
SEB SA 784 43,417
SES SA 1,246,350 9,559,090
Ω*SMCP SA 39,115 275,846
Societe BIC SA 7,242 403,727
Societe LDC SADIR 1,613 171,837
#Teleperformance SE 186,691 13,351,078
Television Francaise 1 SA 209,349 1,916,133
Trigano SA 12,848 2,142,816
*Ubisoft Entertainment SA 215,998 1,931,118
Valeo SE 1,009,462 13,963,991
Vicat SACA 82,922 6,221,064
#*Viridien 26,464 3,237,747
Vivendi SE 33,637 121,208
#*Voltalia SA, Registered 46,755 385,308
Ω*X-Fab Silicon Foundries SE 12,345 78,367
TOTAL FRANCE 213,105,296
GERMANY — (5.6%)
#1&1 AG 127,044 3,137,975
*7C Solarparken AG 27,425 50,393
Allgeier SE 140 2,957
ΩAumann AG 736 10,687
Aurubis AG 114,674 14,943,092
ΩBefesa SA 129,855 4,301,522
Bijou Brigitte AG 2,167 101,797
Borussia Dortmund GmbH &
Co. KGaA 275,629 1,089,600
#Brenntag SE 115,054 6,394,102
CANCOM SE 93,342 2,655,679
Cewe Stiftung & Co. KGAA 3,361 385,600
Deutz AG 238,014 2,359,811
Draegerwerk AG & Co. KGaA 1,159 81,601
Duerr AG 301,541 7,030,388
ΩDWS Group GmbH & Co.
KGaA 128,507 8,224,507

Dimensional International Small Cap Value ETF
continued
Shares Value †
GERMANY — (Continued)
ElringKlinger AG 166,395 $ 776,856
Evonik Industries AG 1,157,592 19,413,448
#*Evotec SE 328,079 2,671,132
FORTEC Elektronik AG 31 428
*Fraport AG Frankfurt Airport
Services Worldwide 166,079 14,223,294
#Gerresheimer AG 41,265 1,314,536
Gesco SE 12 220
#GFT Technologies SE 9,048 185,889
#*Heidelberger
Druckmaschinen AG 975,841 2,198,571
*HelloFresh SE 152,818 1,238,207
Hornbach Holding AG & Co.
KGaA 46,033 4,606,488
HUGO BOSS AG 22,737 1,009,046
Indus Holding AG 34,896 904,219
ΩInstone Real Estate Group
SE 986 9,434
Jenoptik AG 242,692 5,479,058
ΩJOST Werke SE 12,040 701,777
K+S AG, Registered 484,324 6,322,374
#KION Group AG 307,932 21,858,054
Kloeckner & Co. SE 259,555 1,659,666
*Koenig & Bauer AG 13,791 211,704
KWS Saat SE & Co. KGaA 29,512 2,275,394
LANXESS AG 296,509 7,063,649
*Medios AG 10,543 148,459
MLP SE 205,149 1,683,529
Mutares SE & Co. KGaA 38,571 1,230,942
#Norma Group SE 111,716 1,812,935
ProCredit Holding AG 45,550 406,922
Puma SE 142,654 3,032,879
RTL Group SA 132,847 5,128,961
SAF-Holland SE 10,440 169,903
#Salzgitter AG 29,801 967,225
Schaeffler AG 668,843 5,423,156
Schloss Wachenheim AG 9 162
#*SGL Carbon SE, Registered 12,170 43,053
#Siltronic AG 37,651 2,324,940
Sixt SE 37,063 3,259,696
Stabilus SE 23,973 601,815
STRATEC SE 2,567 69,627
#Suedzucker AG 359,122 3,966,756
Surteco Group SE 205 2,934
Takkt AG 54,228 281,655
Technotrans SE 180 7,396
thyssenkrupp AG 1,011,932 10,600,525
*Tkms AG& Co. KGaA 50,596 4,774,034
United Internet AG 290,567 8,967,869
Verbio SE 3,547 62,965
Wacker Chemie AG 43,620 3,446,202
Wacker Neuson SE 142,290 3,100,687
Wuestenrot &
Wuerttembergische AG 112,174 1,830,725
TOTAL GERMANY 208,239,107
HONG KONG — (1.7%)
Bank of East Asia, Ltd. (The) 3,079,203 5,308,834
Shares Value †
HONG KONG — (Continued)
Chow Sang Sang Holdings
International, Ltd. 1,165,000 $ 2,088,012
CITIC Telecom International
Holdings, Ltd. 2,743,000 871,723
CTF Services, Ltd. 638,000 689,535
Dah Sing Banking Group, Ltd. 1,784,800 2,526,028
Dah Sing Financial Holdings,
Ltd. 682,400 3,155,536
Emperor Watch & Jewellery,
Ltd. 5,810,000 209,310
Far East Consortium
International, Ltd. 470,000 45,959
First Pacific Co., Ltd. 7,102,000 5,729,336
*First Shanghai Investments,
Ltd. 96,000 3,644
Ω*Frontage Holdings Corp. 26,000 3,981
Great Eagle Holdings, Ltd. 358,563 671,712
Hang Lung Group, Ltd. 2,058,000 3,921,538
Hang Lung Properties, Ltd. 11,061,953 12,311,301
Harbour Centre Development,
Ltd. 10,000 5,404
Hong Kong Technology
Venture Co., Ltd. 307,786 56,629
*Hongkong & Shanghai Hotels,
Ltd. (The) 50,000 39,500
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 2,554,000 358,182
#Johnson Electric Holdings,
Ltd. 496 2,332
Kerry Properties, Ltd. 2,390,500 6,016,080
KLN Logistics Group, Ltd. 719,000 664,216
Kowloon Development Co.,
Ltd. 432,040 210,122
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 23,904 1,569
Luk Fook Holdings
International, Ltd. 457,000 1,462,927
*Mongolian Mining Corp. 981,000 1,431,324
Pacific Basin Shipping, Ltd. 25,199,000 8,332,445
Pacific Textiles Holdings, Ltd. 414,000 77,237
#PAX Global Technology, Ltd. 2,506,000 1,718,558
Shangri-La Asia, Ltd. 1,530,000 954,749
*Shun Tak Holdings, Ltd. 912,000 85,659
SmarTone
Telecommunications Holdings,
Ltd. 12,000 7,457
*Television Broadcasts, Ltd. 165,200 70,355
Texhong International Group,
Ltd. 189,000 110,888
Transport International
Holdings, Ltd. 9,333 12,837
#Xinyi Glass Holdings, Ltd. 42,000 49,121
Yue Yuen Industrial Holdings,
Ltd. 2,960,000 5,430,843
TOTAL HONG KONG 64,634,883
IRELAND — (0.2%)
Bank of Ireland Group PLC 103,171 1,689,151

Dimensional International Small Cap Value ETF
continued
Shares Value †
IRELAND — (Continued)
Cairn Homes PLC 172,245 $ 383,297
Dalata Hotel Group PLC 503,079 3,739,414
FBD Holdings PLC 2,865 47,949
Glanbia PLC 1,356 22,975
Ω*Glenveagh Properties PLC 1,379,469 3,037,889
*Permanent TSB Group
Holdings PLC 24,546 82,160
TOTAL IRELAND 9,002,835
ISRAEL — (0.6%)
Africa Israel Residences, Ltd. 1,242 108,659
Alrov Properties and Lodgings,
Ltd., Registered 9 806
AudioCodes, Ltd. 1,128 10,031
AudioCodes, Ltd. 1,192 10,645
*Avgol Industries 1953, Ltd. 784 332
Ayalon Holdings, Ltd. 19,774 418,060
Carasso Motors, Ltd. 127,026 1,522,345
Carasso Real Estate, Ltd. 3,783 45,221
*Cellcom Israel, Ltd. 250,841 2,620,025
*CIELO-BLU GROUP, Ltd. 1,434 1,775
Delek Automotive Systems,
Ltd. 32,565 275,194
Delta Galil, Ltd. 10,867 607,099
#Diplomat Holdings, Ltd. 306 4,857
*Equital, Ltd. 29,129 1,394,588
*Gilat Satellite Networks, Ltd. 104,753 1,505,209
*Hagag Group Real Estate
Development 157,870 1,135,197
*Israir Group, Ltd. 57,091 31,596
Isras Investment Co., Ltd. 5,812 1,629,189
Issta, Ltd. 24,250 792,883
Kamada, Ltd. 7,953 55,623
Kamada, Ltd. 16,191 112,042
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 58,061 125,625
Kerur Holdings, Ltd. 64 1,783
Kvutzat Acro, Ltd. 22,521 329,213
Land Development Nimrodi
Group, Ltd. 36,756 421,301
Mediterranean Towers, Ltd. 112,192 496,800
*Meshek Energy Renewable
Energies, Ltd. 3,702 7,508
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,852 279,149
#Neto Malinda Trading, Ltd. 5,141 225,438
*Neto ME Holdings, Ltd. 120 7,659
Oil Refineries, Ltd. 8,349,653 2,442,649
*OY Nofar Energy, Ltd. 168 5,369
Palram Industries 1990, Ltd. 9,521 219,695
Paz Retail And Energy, Ltd. 5,937 1,271,615
*Perion Network, Ltd. 9,815 91,720
Plasson Industries, Ltd., Class
B 1,075 62,765
#Prashkovsky Investments
and Construction, Ltd. 48,874 2,500,621
*Rani Zim Shopping Centers,
Ltd. 54,001 95,732
Shares Value †
ISRAEL — (Continued)
Scope Metals Group, Ltd. 21,502 $ 1,036,711
Ω#Tamar Petroleum, Ltd. 60,425 749,974
TOTAL ISRAEL 22,652,703
ITALY — (4.5%)
A2A SpA 4,939,823 14,402,116
ACEA SpA 18,588 450,969
Ariston Holding NV, Class B 276,451 1,148,688
Ascopiave SpA 8,521 31,669
Banca IFIS SpA 151,492 3,916,691
Banca Monte dei Paschi di
Siena SpA 3,006,014 26,313,031
Ω*Banca Sistema SpA 125,211 226,316
Banco di Desio e della Brianza
SpA 154,072 1,410,193
#Biesse SpA 15,717 103,039
BPER Banca SPA 277,065 3,311,413
#Brembo NV 388,383 4,189,103
Buzzi SpA 146,755 8,833,418
*Cairo Communication SpA 272,918 907,207
Cementir Holding NV 180,292 3,325,330
*CIR SpA-Compagnie
Industriali 1,989,995 1,587,127
Credito Emiliano SpA 349,437 5,533,559
d'Amico International Shipping
SA 93,738 485,784
Danieli & C Officine
Meccaniche SpA 143,137 5,491,544
Danieli & C Officine
Meccaniche SpA 32,924 1,782,243
Emak SpA 412 485
ΩEnav SpA 64,918 339,576
#ERG SpA 180,814 4,666,437
Esprinet SpA 125,945 843,122
#Ferretti SpA 302,754 994,504
Fila SpA 74,818 821,236
FNM SpA 6,600 3,459
#GPI SpA 2,476 48,583
Hera SpA 667,104 2,995,192
IMMSI SpA 1,112 739
Iveco Group NV 200,104 4,258,908
MFE MediaForEurope NV,
Class A 840,219 3,037,357
MFE-MediaForEurope NV,
Class A 718,746 2,546,803
MFE-MediaForEurope NV,
Class B 185,421 865,469
Ω#Nexi SpA 1,217,475 6,416,194
Orsero SpA 38,046 797,455
ΩOVS SpA 810,153 4,088,168
Piaggio & C SpA 4,505 10,259
ΩPirelli & C SpA 1,536,523 10,775,524
Rizzoli Corriere Della Sera
Mediagroup SpA 52,574 62,501
*Safilo Group SpA 525,663 1,027,785
#Saipem SpA 28,896 75,242
#*Salvatore Ferragamo SpA 63,328 510,191
Sogefi SpA 81,655 329,862
*Telecom Italia SpA 45,816,985 27,033,290

Dimensional International Small Cap Value ETF
continued
Shares Value †
ITALY — (Continued)
*Telecom Italia SpA 18,671,094 $ 12,417,226
*TREVI - Finanziaria
Industriale SpA 66,336 33,459
TOTAL ITALY 168,448,466
JAPAN — (23.1%)
77 Bank, Ltd. (The) 247,000 10,605,985
Achilles Corp. 14,000 114,141
#AD Works Group Co., Ltd. 126,801 390,967
ADEKA Corp. 30,000 681,185
Adtec Plasma Technology
Co., Ltd. 5,800 45,630
Advan Group Co., Ltd. 2,000 11,204
Ahresty Corp. 112,301 586,089
Aichi Steel Corp. 149,000 2,570,783
Aichi Tokei Denki Co., Ltd. 1,100 19,943
Aida Engineering, Ltd. 265,500 1,590,708
Airport Facilities Co., Ltd. 46,000 307,553
Airtech Japan, Ltd. 2,100 17,285
Aisan Industry Co., Ltd. 214,200 2,914,305
#*Akebono Brake Industry
Co., Ltd. 489,201 365,182
Albis Co., Ltd. 700 12,196
Alconix Corp. 104,600 1,472,025
Alfresa Holdings Corp. 276,701 3,909,251
Alinco, Inc. 49,100 329,554
#Allied Telesis Holdings KK,
Class B 36,900 52,216
Alpen Co., Ltd. 116,614 1,723,606
Alpha Corp. 10,100 76,247
Alps Alpine Co., Ltd.,
Registered 1,156,200 14,604,948
AOKI Holdings, Inc. 104,400 1,126,982
Aoyama Trading Co., Ltd. 387,736 5,738,458
Arata Corp. 18,900 368,664
Araya Industrial Co., Ltd. 7,300 233,611
ARCLANDS Corp. 263,799 3,000,070
Arcs Co., Ltd. 76,100 1,548,625
Arisawa Manufacturing Co.,
Ltd. 23,900 252,567
Artience Co., Ltd. 102,100 2,084,350
Asahi Co., Ltd. 47,500 402,989
Asahi Diamond Industrial Co.,
Ltd. 214,600 1,167,342
Asia Pile Holdings Corp. 104,800 827,216
ASKA Pharmaceutical
Holdings Co., Ltd. 7,800 106,022
Astena Holdings Co., Ltd. 54,600 165,868
Autobacs Seven Co., Ltd. 73,600 736,215
Awa Bank, Ltd. (The) 121,172 2,863,043
Bando Chemical Industries,
Ltd. 55,900 703,218
Bank of Nagoya, Ltd. (The) 129,000 3,295,025
Bank of Saga, Ltd. (The) 17,700 368,235
Bank of the Ryukyus, Ltd. 193,400 1,889,371
#Belluna Co., Ltd. 315,385 2,082,026
Buffalo, Inc. 3,100 69,826
Canon Electronics, Inc. 4,200 73,637
#Carlit Co., Ltd. 123,900 1,232,928
Shares Value †
JAPAN — (Continued)
Cawachi, Ltd. 89,600 $ 1,726,801
CCI Group, Inc. 675,400 2,889,154
Central Glass Co., Ltd. 135,400 2,830,080
#Chiba Kogyo Bank, Ltd. (The) 310,600 3,244,006
Chino Corp. 6,400 57,496
Chori Co., Ltd. 1,900 49,025
Chubu Shiryo Co., Ltd. 62,100 645,771
Chubu Steel Plate Co., Ltd. 11,800 151,737
Chuetsu Pulp & Paper Co.,
Ltd. 16,300 176,168
Chugin Financial Group, Inc. 346,500 4,835,773
Citizen Watch Co., Ltd. 773,200 5,380,354
#CMK Corp. 559,000 1,458,687
Coca-Cola Bottlers Japan
Holdings, Inc. 35,400 566,083
Cosel Co., Ltd. 69,999 558,883
Cosmos Initia Co., Ltd. 53,900 452,738
#Dai Nippon Toryo Co., Ltd. 39,900 328,669
Daicel Corp. 167,100 1,440,994
#Daido Metal Co., Ltd. 154,900 1,052,743
Daido Steel Co., Ltd. 391,300 3,712,213
Daiichi Jitsugyo Co., Ltd. 6,600 112,031
Daiki Aluminium Industry Co.,
Ltd. 140,500 1,027,837
Daikoku Denki Co., Ltd. 4,200 72,901
Daikyonishikawa Corp. 143,400 679,511
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 28,400 701,451
Daio Paper Corp. 214,901 1,134,105
Daishi Hokuetsu Financial
Group, Inc. 853,656 8,245,368
#Daishinku Corp. 58,900 222,134
Daisue Construction Co., Ltd. 13,900 307,225
Daito Pharmaceutical Co., Ltd. 133,152 1,075,207
DCM Holdings Co., Ltd. 364,600 3,384,363
#Denka Co., Ltd. 242,300 3,522,319
DIC Corp. 404,500 9,536,490
DKS Co., Ltd. 7,000 299,439
Dowa Holdings Co., Ltd. 151,000 5,488,949
#DyDo Group Holdings, Inc. 29,100 458,256
Eagle Industry Co., Ltd. 54,400 965,432
Eco's Co., Ltd. 1,800 33,148
EDION Corp. 231,100 3,042,230
Ehime Bank, Ltd. (The) 170,771 1,385,633
Endo Lighting Corp. 41,200 604,408
Enomoto Co., Ltd. 16,400 205,778
Enplas Corp. 7,800 412,138
#Ensuiko Sugar Refining Co.,
Ltd. 3,700 12,081
Eslead Corp. 7,700 271,903
Feed One Co., Ltd. 31,000 204,849
Ferrotec Corp. 422,800 13,914,485
FIDEA Holdings Co., Ltd. 65,200 700,438
First Bank of Toyama, Ltd.
(The) 328,600 3,107,788
Foster Electric Co., Ltd. 184,300 3,198,976
Fuji Co., Ltd. 39,400 503,833
Fuji Corp., Ltd. 89,100 474,259

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
#Fuji Die Co., Ltd. 5,200 $ 29,839
#Fuji Oil Co., Ltd. 222,901 688,721
Fuji Pharma Co., Ltd. 91,799 940,306
Fuji Seal International, Inc. 24,000 422,810
Fujicco Co., Ltd. 38,800 402,469
Fujikura Composites, Inc. 53,800 675,752
FuKoKu Co., Ltd. 12,000 143,325
Fukuda Corp. 7,700 343,877
Fukui Bank, Ltd. (The) 14,300 201,799
Fukuyama Transporting Co.,
Ltd. 65,531 1,627,056
Furukawa Co., Ltd. 161,747 3,197,038
Furuno Electric Co., Ltd. 78 4,542
Furuya Metal Co., Ltd. 4,600 85,129
Fuso Pharmaceutical
Industries, Ltd. 12,400 170,479
Futaba Industrial Co., Ltd. 330,100 2,024,890
Gakken Holdings Co., Ltd. 131,400 875,972
Gecoss Corp. 2,200 19,579
Geo Holdings Corp. 282,100 2,957,330
GLOBERIDE, Inc. 26,800 406,032
Glory, Ltd. 93,800 2,246,134
Godo Steel, Ltd. 72,200 1,715,309
GS Yuasa Corp. 485,500 13,608,056
GSI Creos Corp. 14,100 211,608
G-Tekt Corp. 143,300 1,844,561
Gunma Bank, Ltd. (The) 194,500 2,021,320
Gunze, Ltd. 35,900 885,528
H.U. Group Holdings, Inc. 99 2,416
H2O Retailing Corp. 277,158 3,757,388
Hagihara Industries, Inc. 43,000 449,664
Hagiwara Electric Holdings
Co., Ltd. 25,300 582,185
Hamakyorex Co., Ltd. 35,000 347,830
Hanwa Co., Ltd. 125,700 5,254,669
Harima Chemicals Group, Inc. 25,900 151,478
Heiwa Corp. 68,400 889,771
Heiwado Co., Ltd. 128,500 2,365,558
*Hino Motors, Ltd. 501,012 1,141,509
Hirakawa Hewtech Corp. 26,415 398,655
Hirano Tecseed Co., Ltd. 11,600 121,606
Hirata Corp. 159,700 2,116,824
Hirogin Holdings, Inc. 1,305,700 12,204,784
#Hodogaya Chemical Co., Ltd. 54,400 645,151
Hokkan Holdings, Ltd. 28,281 395,242
Hokko Chemical Industry Co.,
Ltd. 71,700 755,839
#Hokuetsu Corp. 94,260 501,113
Hokuhoku Financial Group,
Inc. 386,500 9,480,922
Hokuriku Electric Industry Co.,
Ltd. 1,600 23,669
H-One Co., Ltd. 45,900 399,545
Honeys Holdings Co., Ltd. 8,900 85,617
House Foods Group, Inc. 7,200 134,928
Howa Machinery, Ltd. 129,300 1,199,375
HS Holdings Co., Ltd.,
Registered 20,799 135,415
Hyakugo Bank, Ltd. (The) 260,700 1,616,101
Shares Value †
JAPAN — (Continued)
Hyakujushi Bank, Ltd. (The) 43,600 $ 1,528,285
Ichiken Co., Ltd. 2,500 62,640
Ichikoh Industries, Ltd. 32,200 98,238
Ichinen Holdings Co., Ltd. 18,600 243,283
Iino Kaiun Kaisha, Ltd. 370,858 3,025,987
Inaba Seisakusho Co., Ltd. 14,324 147,280
Inabata & Co., Ltd. 67,200 1,507,098
INFRONEER Holdings, Inc. 655,595 7,034,491
Innotech Corp. 6,200 73,569
Inui Global Logistics Co., Ltd. 600 6,103
Iriso Electronics Co., Ltd. 89,300 1,796,956
#Iseki & Co., Ltd. 109,600 1,568,001
Ishihara Sangyo Kaisha, Ltd. 217,300 3,352,842
Itochu Enex Co., Ltd. 23 272
Itochu-Shokuhin Co., Ltd. 5,100 310,525
Itoham Yonekyu Holdings, Inc. 61,920 2,214,658
IwaiCosmo Holdings, Inc. 82,800 1,517,816
Iwatani Corp. 523,500 5,459,107
Izumi Co., Ltd. 88,300 1,648,442
J Trust Co., Ltd. 107,600 283,572
JANOME Corp. 51,100 366,528
Japan Cash Machine Co., Ltd. 39,752 258,038
Japan Electronic Materials
Corp. 14,000 398,948
#Japan Medical Dynamic
Marketing, Inc. 22,659 70,159
Japan Pulp & Paper Co., Ltd. 324,400 1,524,557
Japan Transcity Corp. 69,792 520,535
Japan Wool Textile Co., Ltd.
(The) 95,200 1,006,041
JDC Corp. 16,400 57,273
JK Holdings Co., Ltd. 11,000 90,039
JMS Co., Ltd. 18,900 52,754
J-Oil Mills, Inc. 66,094 865,351
Joshin Denki Co., Ltd. 92,052 1,596,592
JSP Corp. 40,900 501,244
JTEKT Corp. 712,860 7,170,014
*Juki Corp. 4,100 11,790
Juroku Financial Group, Inc. 73,200 2,670,371
Kaga Electronics Co., Ltd. 10,600 245,984
Kamei Corp. 62,500 1,183,830
Kanaden Corp. 12,000 163,188
Kanadevia Corp. 37,700 280,202
Kanamoto Co., Ltd. 177,800 4,149,109
Kaneka Corp. 146,000 4,035,364
Kanto Denka Kogyo Co., Ltd. 252,710 1,709,285
KAWADA TECHNOLOGIES,
Inc. 67,000 1,759,209
KEIWA, Inc. 62,400 468,238
Keiyo Bank, Ltd. (The) 614,700 5,187,173
Kenko Mayonnaise Co., Ltd. 28,200 333,154
Kimura Chemical Plants Co.,
Ltd. 16,700 116,425
Kitagawa Corp. 20,300 212,942
Kita-Nippon Bank, Ltd. (The) 1,100 26,955
Kitz Corp. 160,500 1,803,418
Kiyo Bank, Ltd. (The) 83,467 1,625,400
*KNT-CT Holdings Co., Ltd. 7,700 74,673
KOA Corp. 159,616 1,424,634

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Koatsu Gas Kogyo Co., Ltd. 57,400 $ 383,027
Kohnan Shoji Co., Ltd. 77,000 1,866,833
Komehyo Holdings Co., Ltd. 1,800 35,052
Komeri Co., Ltd. 91,173 1,899,746
Konica Minolta, Inc. 874,000 3,009,117
Konishi Co., Ltd. 2,200 17,651
Konoshima Chemical Co., Ltd. 3,800 36,580
KPP Group Holdings Co., Ltd. 283,900 1,406,093
Krosaki Harima Corp. 5,000 134,368
K's Holdings Corp. 164,600 1,633,125
KU Holdings Co., Ltd. 7,300 55,820
Kumagai Gumi Co., Ltd. 33,600 305,564
Kumiai Chemical Industry Co.,
Ltd. 584,100 2,585,805
Kurabo Industries, Ltd. 15,886 723,895
Kureha Corp. 61,900 1,482,659
Kurimoto, Ltd. 15,500 174,564
Kuriyama Holdings Corp. 200 2,156
KYB Corp. 117,200 2,982,208
Kyodo Printing Co., Ltd. 28,300 275,735
Kyoei Steel, Ltd. 142,800 2,130,112
Kyokuto Boeki Kaisha, Ltd. 3,400 39,395
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 134,200 2,250,096
Kyokuyo Co., Ltd. 29,700 918,636
Kyorin Pharmaceutical Co.,
Ltd. 186,500 1,700,902
Kyosan Electric Manufacturing
Co., Ltd. 109,700 376,692
Kyushu Financial Group, Inc. 948,815 5,442,652
LIFULL Co., Ltd. 107,600 134,103
Lintec Corp. 23,000 585,992
Look Holdings, Inc. 8,300 142,450
Mabuchi Motor Co., Ltd. 67,700 1,198,390
Makino Milling Machine Co.,
Ltd. 67,900 4,936,419
Mamiya-Op Co., Ltd. 14,400 176,384
Mandom Corp. 76,700 1,207,345
Marubun Corp. 35,542 274,083
Marudai Food Co., Ltd. 77,312 940,963
Maruha Nichiro Corp. 178,100 3,981,542
MARUKA FURUSATO Corp. 68,300 1,002,410
Maruzen CHI Holdings Co.,
Ltd. 100 215
Maruzen Showa Unyu Co.,
Ltd. 16,800 757,911
Matsuda Sangyo Co., Ltd. 42,300 1,136,750
Matsuoka Corp. 1,800 26,371
Maxell, Ltd. 200,800 2,918,381
Megmilk Snow Brand Co., Ltd. 164,775 3,020,510
Meiji Electric Industries Co.,
Ltd. 200 3,018
Meiji Shipping Group Co., Ltd. 66,300 301,686
Meiwa Corp. 90,200 464,306
Meiwa Estate Co., Ltd. 13,100 90,987
Menicon Co., Ltd. 47,600 371,395
#Mie Kotsu Group Holdings,
Inc. 35,700 124,674
Mikuni Corp. 58,000 144,948
Shares Value †
JAPAN — (Continued)
MIRAIT ONE Corp. 247,741 $ 4,810,731
Mirarth Holdings, Inc. 605,500 1,493,558
Mitachi Co., Ltd. 700 7,793
Mitsuba Corp. 191,900 1,172,165
Mitsubishi Materials Corp. 964,700 18,598,286
Mitsubishi Paper Mills, Ltd. 212,900 844,386
Mitsubishi Pencil Co., Ltd. 17,200 228,656
Mitsubishi Steel Manufacturing
Co., Ltd. 68,600 836,265
Mitsui DM Sugar Co., Ltd. 18,380 362,100
Mitsuuroko Group Holdings
Co., Ltd. 5,100 69,785
Miyazaki Bank, Ltd. (The) 54,200 1,632,456
Miyoshi Oil & Fat Co., Ltd. 20,100 287,040
Mochida Pharmaceutical Co.,
Ltd. 3,900 74,631
Morinaga Milk Industry Co.,
Ltd. 43,700 942,335
Moriroku Co., Ltd. 1,400 21,329
Morita Holdings Corp. 16,400 248,467
Mory Industries, Inc. 4,000 24,952
MrMax Holdings, Ltd. 53,400 267,251
Musashino Bank, Ltd. (The) 126,000 3,394,242
Nachi-Fujikoshi Corp. 89,600 2,297,361
Nadex Co., Ltd. 1,400 8,997
Nafco Co., Ltd. 2,100 27,263
Nagano Keiki Co., Ltd. 29,600 451,527
Nagase & Co., Ltd. 331,200 7,247,251
Nakabayashi Co., Ltd. 35,600 133,106
#Nakayama Steel Works, Ltd. 545,900 2,186,364
Nanto Bank, Ltd. (The) 59,100 1,968,018
NHK Spring Co., Ltd. 238,700 4,491,846
Nice Corp. 900 10,376
Nichicon Corp. 303,400 3,052,611
Nichiha Corp. 31,400 559,291
Nichimo Co., Ltd. 20,100 325,399
Nichirin Co., Ltd. 10,800 251,676
Nihon Dempa Kogyo Co., Ltd. 82,699 606,064
Nihon Denkei Co., Ltd. 1,300 17,198
Nihon House Holdings Co.,
Ltd. 94,600 182,378
Nihon Nohyaku Co., Ltd. 161,000 902,950
Nihon Plast Co., Ltd. 100 266
Nihon Yamamura Glass Co.,
Ltd. 31,400 544,004
Nikkiso Co., Ltd. 353,500 3,467,194
Nikko Co., Ltd. 2,300 11,421
Nippn Corp. 168,600 2,396,767
Nippon Carbide Industries Co.,
Inc. 14,600 201,389
#Nippon Carbon Co., Ltd. 7,200 202,837
Nippon Chemical Industrial
Co., Ltd. 31,817 578,697
*Nippon Chemi-Con Corp. 120,801 1,224,046
#Nippon Coke & Engineering
Co., Ltd. 566,896 349,584
Nippon Denko Co., Ltd. 812,300 1,776,931
Nippon Densetsu Kogyo Co.,
Ltd. 32,900 615,267

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Nippon Electric Glass Co., Ltd. 256,200 $ 8,647,821
Nippon Kayaku Co., Ltd. 237,300 2,171,136
Nippon Light Metal Holdings
Co., Ltd. 464,800 6,788,485
Nippon Paper Industries Co.,
Ltd. 790,788 5,923,659
Nippon Rietec Co., Ltd. 2,900 38,778
Nippon Seiki Co., Ltd. 10,400 120,772
Nippon Seisen Co., Ltd. 2,500 17,981
Nippon Sharyo, Ltd. 700 15,199
*Nippon Sheet Glass Co., Ltd. 837,700 3,142,972
Nippon Shinyaku Co., Ltd. 105,900 2,214,170
Nippon Shokubai Co., Ltd. 400,500 4,648,301
Nippon Signal Co., Ltd. 144,216 1,179,528
Nippon Soda Co., Ltd. 85,300 1,893,648
Nippon Thompson Co., Ltd. 245,900 1,067,847
Nippon Yakin Kogyo Co., Ltd. 82,900 2,303,151
Nipro Corp. 284,600 2,779,402
Nishi-Nippon Financial
Holdings, Inc. 755,528 12,937,476
Nishio Holdings Co., Ltd. 48,484 1,381,615
Nissan Tokyo Sales Holdings
Co., Ltd. 47,900 156,397
Nissha Co., Ltd. 195,600 1,703,906
Nisshin Oillio Group, Ltd. (The) 106,900 3,531,992
Nisshinbo Holdings, Inc. 735,231 5,817,705
Nissui Corp. 204,900 1,425,808
Nitta Gelatin, Inc. 46,000 295,907
NITTAN Corp. 28,700 124,260
Nitto Seiko Co., Ltd. 42,700 190,973
Nittoku Co., Ltd., Class B 32,500 514,329
Noritake Co., Ltd. 93,700 2,940,765
Noritsu Koki Co., Ltd. 29,400 320,231
Noritz Corp. 174,300 2,266,222
North Pacific Bank, Ltd. 1,322,184 6,196,598
NPR-RIKEN Corp. 116,102 2,358,893
NS United Kaiun Kaisha, Ltd. 94,700 3,387,083
NSK, Ltd. 1,348,899 6,824,393
NTN Corp. 2,974,100 6,668,100
Ogaki Kyoritsu Bank, Ltd.
(The) 57,900 1,386,849
Ohara, Inc. 12,100 89,461
Oiles Corp. 3,700 54,327
Okabe Co., Ltd. 77,099 458,926
Okamoto Industries, Inc. 1,500 49,171
Okamoto Machine Tool Works,
Ltd. 10,500 327,497
Okasan Securities Group, Inc. 488,810 2,195,687
Oki Electric Industry Co., Ltd. 443,300 5,314,823
Okinawa Financial Group, Inc. 98,244 2,452,035
OKUMA Corp. 27,900 623,904
Okumura Corp. 28,600 907,819
Okura Industrial Co., Ltd. 32,100 1,035,585
Okuwa Co., Ltd. 123,600 667,523
Onoken Co., Ltd. 68,351 611,390
Onward Holdings Co., Ltd. 109,688 460,668
Oriental Shiraishi Corp. 53,000 146,214
Osaka Steel Co., Ltd. 1,300 21,906
Osaki Electric Co., Ltd. 88,100 715,414
Shares Value †
JAPAN — (Continued)
Oval Corp. 8,900 $ 38,014
OYO Corp. 4,800 89,796
Pacific Industrial Co., Ltd. 188,500 3,768,654
Pack Corp. (The) 31,900 248,690
PALTAC Corp. 18,499 546,126
Pegasus Co., Ltd. 13,500 72,296
#People Dreams &
Technologies Group Co., Ltd. 2,900 30,213
PHC Holdings Corp. 83,400 546,237
Press Kogyo Co., Ltd. 515,900 2,193,467
Prima Meat Packers, Ltd. 46,900 753,481
Procrea Holdings, Inc. 18,200 204,618
Punch Industry Co., Ltd. 34,400 90,659
QB Net Holdings Co., Ltd. 800 7,047
Rasa Corp. 100 1,072
Rasa Industries, Ltd. 5,100 166,518
Rengo Co., Ltd. 856,799 5,224,052
#*RENOVA, Inc. 404,600 2,177,232
Restar Corp. 33,800 566,716
Retail Partners Co., Ltd. 68,400 572,756
Rheon Automatic Machinery
Co., Ltd. 26,500 249,080
Rhythm Co., Ltd. 4,700 102,356
Riken Technos Corp. 94,500 858,171
Rion Co., Ltd. 7,000 113,687
Ryobi, Ltd. 149,500 2,682,276
RYODEN Corp. 47,800 992,892
S Foods, Inc. 77,499 1,257,651
S&B Foods, Inc. 4,000 86,592
#Sac's Bar Holdings, Inc. 7,100 36,133
Sakai Chemical Industry Co.,
Ltd. 83,700 1,547,897
Sakai Heavy Industries, Ltd. 4,200 56,025
Sakata INX Corp. 112,400 1,662,780
Sala Corp. 151,300 1,032,205
San Holdings, Inc. 1,600 15,620
San ju San Financial Group,
Inc. 59,300 1,404,985
San-Ai Obbli Co., Ltd. 19,300 255,821
San-In Godo Bank, Ltd. (The) 557,750 4,905,724
Sanko Gosei, Ltd. 73,900 404,386
Sanko Metal Industrial Co.,
Ltd. 12,500 110,269
Sankyo Tateyama, Inc. 127,336 497,590
Sanoh Industrial Co., Ltd. 116,900 698,114
Sansei Technologies, Inc. 35,399 521,374
Sansha Electric Manufacturing
Co., Ltd. 11,000 64,620
Sanshin Electronics Co., Ltd. 17,200 326,460
Sanyo Chemical Industries,
Ltd. 40,092 1,093,028
Sanyo Denki Co., Ltd. 21,000 538,444
Sanyo Trading Co., Ltd. 63,461 654,568
Sato Corp. 45,500 646,814
Sato Shoji Corp. 3,500 48,937
Satori Electric Co., Ltd. 22,013 274,493
Scroll Corp. 13,000 92,571
Seino Holdings Co., Ltd. 11,800 166,826
*Sekisui Kasei Co., Ltd. 84,200 193,482

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Senshu Ikeda Holdings, Inc. 1,567,900 $ 6,768,060
Shibaura Machine Co., Ltd. 169,300 4,714,531
Shibusawa Logistics Corp. 14,000 100,600
Shibuya Corp. 25,400 564,701
Shikibo, Ltd. 29,600 192,908
Shikoku Bank, Ltd. (The) 173,910 1,642,524
Shimojima Co., Ltd. 5,400 45,218
Shinagawa Refra Co., Ltd. 33,830 406,474
Shindengen Electric
Manufacturing Co., Ltd. 40,461 921,866
Shinko Shoji Co., Ltd. 20,200 133,613
Shinmaywa Industries, Ltd. 232,800 3,035,898
Shinnihon Corp. 67,100 772,246
Shinsho Corp. 29,900 451,639
Shinwa Co., Ltd. 4,400 87,826
Shinwa Co., Ltd. 34,300 185,020
Shizuoka Gas Co., Ltd. 66,300 485,022
Showa Sangyo Co., Ltd. 39,800 760,322
Siix Corp. 164,115 1,475,442
SK-Electronics Co., Ltd. 7,400 143,240
Soda Nikka Co., Ltd. 35,300 229,139
Soken Chemical & Engineering
Co., Ltd. 16,900 262,186
SPK Corp., Registered 1,400 20,365
Star Micronics Co., Ltd. 59,100 638,359
Starzen Co., Ltd. 95,600 720,467
Sugimoto & Co., Ltd.,
Registered 1,400 16,430
SUMCO Corp. 1,029,522 10,542,150
Sumida Corp. 207,100 1,508,333
Sumitomo Heavy Industries,
Ltd. 251,467 6,743,112
Sumitomo Osaka Cement Co.,
Ltd. 207,900 5,202,392
#Sumitomo Riko Co., Ltd. 125,490 2,131,754
Sumitomo Rubber Industries,
Ltd. 125,000 1,467,820
Sumitomo Seika Chemicals
Co., Ltd. 31,400 974,275
Sun Frontier Fudousan Co.,
Ltd. 30,900 457,919
Suncall Corp. 32,800 215,466
Sun-Wa Technos Corp. 39,100 680,452
Suruga Bank, Ltd. 389,475 3,895,888
Suzuken Co., Ltd. 95,918 3,645,451
Suzuki Co., Ltd. 12,200 170,977
T Hasegawa Co., Ltd. 3,200 56,125
T. RAD Co., Ltd. 6,200 281,315
Tachibana Eletech Co., Ltd.,
Class S 43,500 800,510
Tachi-S Co., Ltd., Class S 270,500 3,441,498
Tadano, Ltd. 365,576 2,548,626
Taihei Dengyo Kaisha, Ltd. 26,100 366,455
Taiheiyo Cement Corp. 232,800 6,333,224
Taiheiyo Kouhatsu, Inc. 500 2,499
Taiho Kogyo Co., Ltd. 22,900 101,824
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 10,274
Taiyo Yuden Co., Ltd. 383,000 10,941,436
Shares Value †
JAPAN — (Continued)
#Takamatsu Construction
Group Co., Ltd. 50,400 $ 1,107,423
Takamiya Co., Ltd. 5,800 15,662
Takaoka Toko Co., Ltd. 64,139 1,432,204
Takara Standard Co., Ltd. 106,803 1,727,650
Takasago International Corp. 65,550 642,076
Takashima & Co., Ltd. 27,800 147,973
Takashimaya Co., Ltd. 796,200 8,540,589
Take And Give Needs Co., Ltd. 6,317 33,747
TAKEBISHI Corp. 2,700 35,859
Tamura Corp. 357,500 1,229,918
Tayca Corp. 2,300 19,648
TBK Co., Ltd., Class R 100 214
Teijin, Ltd. 743,900 6,516,459
Tekken Corp. 2,400 57,486
Tera Probe, Inc. 21,700 828,250
Terasaki Electric Co., Ltd. 4,400 137,951
#Tess Holdings Co., Ltd. 261,812 593,115
Toagosei Co., Ltd. 40,700 404,213
TOBISHIMA HOLDINGS, Inc. 100,600 1,376,553
Toda Corp. 499,900 3,373,120
Toenec Corp. 132,600 1,441,725
Toho Bank, Ltd. (The) 1,310,200 3,878,168
*Toho Zinc Co., Ltd. 24,600 107,627
Tohoku Bank, Ltd. (The) 19,800 170,168
Tokai Carbon Co., Ltd. 1,157,300 7,763,913
Tokai Corp. 25,700 356,669
Tokai Rika Co., Ltd. 165,082 2,976,845
Tokai Tokyo Financial
Holdings, Inc. 917,900 3,408,126
Tokushu Tokai Paper Co., Ltd. 54,200 522,104
Tokuyama Corp. 266,700 6,639,152
Tokyo Energy & Systems, Inc. 37,200 430,303
Tokyo Kiraboshi Financial
Group, Inc. 112,900 5,379,157
Tokyo Printing Ink
Manufacturing Co., Ltd. 1,000 45,698
Tokyo Rope Manufacturing
Co., Ltd. 8,900 83,480
Tokyo Steel Manufacturing
Co., Ltd. 98,200 867,549
Tokyo Tekko Co., Ltd. 39,600 1,449,768
Tokyu Construction Co., Ltd. 101,500 691,140
Toli Corp. 168,700 683,320
Tomen Devices Corp. 6,300 386,044
Tomoku Co., Ltd. 9,700 207,468
TOMONY Holdings, Inc. 1,211,807 5,372,524
Topre Corp. 118,100 1,720,271
Topy Industries, Ltd. 62,100 1,151,262
Tosho Co., Ltd. 30,900 158,256
Towa Bank, Ltd. (The) 71,200 429,358
Towa Pharmaceutical Co., Ltd. 122,500 2,253,513
Toyo Kanetsu KK 23,434 686,797
Toyo Logistics Co., Ltd. 1,160 14,728
Toyo Seikan Group Holdings,
Ltd. 9,600 215,674
#Toyo Tanso Co., Ltd. 74,925 2,249,379
Toyo Tire Corp. 274,000 7,514,524
Toyobo Co., Ltd. 652,300 4,848,161

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Toyoda Gosei Co., Ltd. 216,100 $ 5,017,622
Toyota Boshoku Corp. 280,300 4,273,959
TRE Holdings Corp. 22,500 226,088
Trusco Nakayama Corp. 99,632 1,574,141
Tsubakimoto Chain Co. 211,700 2,970,987
Tsubakimoto Kogyo Co., Ltd. 2,100 37,200
Tsukada Global Holdings, Inc. 12,600 51,527
Tsukishima Holdings Co., Ltd. 14,000 232,008
Tsukuba Bank, Ltd. 886,400 1,812,444
Tsumura & Co. 172,100 3,993,752
UACJ Corp. 553,868 7,172,547
UBE Corp. 603,100 8,884,719
UEX, Ltd. 500 2,470
Ultrafabrics Holdings Co., Ltd. 1,200 6,013
Unipres Corp. 272,500 2,122,619
United Super Markets
Holdings, Inc. 162,545 868,356
Urbanet Corp. Co., Ltd. 1,400 5,107
Ushio, Inc. 74,500 1,238,241
V Technology Co., Ltd. 17,900 403,768
Valor Holdings Co., Ltd. 147,800 2,709,339
Vital KSK Holdings, Inc. 172,500 1,392,944
VT Holdings Co., Ltd. 283,800 897,151
Wakachiku Construction Co.,
Ltd. 100 3,119
Wakita & Co., Ltd. 117,400 1,352,666
Warabeya Nichiyo Holdings
Co., Ltd. 79,600 1,612,100
#Wood One Co., Ltd. 7,800 43,492
World Co., Ltd. 42,200 742,071
World Holdings Co., Ltd. 10,000 162,994
*W-Scope Corp. 36,000 59,122
Xebio Holdings Co., Ltd. 159,000 1,126,020
YAC Holdings Co., Ltd. 9,200 53,807
YAMABIKO Corp. 49,006 821,671
Yamada Holdings Co., Ltd. 882,500 2,654,575
#Yamae Group Holdings Co.,
Ltd. 70,400 1,170,782
Yamaguchi Financial Group,
Inc. 345,900 3,968,571
Yamatane Corp. 23,400 387,633
Yamaya Corp. 2,300 35,354
Yamazen Corp. 40,300 373,819
Yellow Hat, Ltd. 58,300 588,090
Yokogawa Bridge Holdings
Corp. 96,900 1,732,255
Yokorei Co., Ltd. 226,077 1,799,165
Yokowo Co., Ltd. 84,799 1,089,333
Yondenko Corp. 11,200 102,363
#Yorozu Corp. 93,891 558,879
Yotai Refractories Co., Ltd.,
Registered 300 3,462
Yuasa Trading Co., Ltd. 5,600 182,480
Yurtec Corp. 143,200 2,312,691
Zacros Corp. 82,900 567,716
Zeon Corp. 299,100 3,074,388
TOTAL JAPAN 866,051,840
Shares Value †
NETHERLANDS — (2.8%)
Aalberts NV, Registered 226,039 $ 7,195,470
Acomo NV 58,123 1,576,513
Aegon, Ltd. 312,015 2,379,006
Aegon, Ltd., Registered 2,134,913 16,161,291
Allfunds Group PLC 508,495 3,873,577
AMG Critical Materials NV 57,388 1,908,959
APERAM SA 209,653 7,322,368
ASR Nederland NV, Class B 12,671 846,781
ΩB&S Group Sarl 24,061 164,961
#Brunel International NV 48,296 430,896
Corbion NV 89,817 1,830,758
*Flow Traders, Ltd. 89,700 2,470,270
ForFarmers NV 197,652 957,006
#Fugro NV 291,773 2,983,736
Havas NV 781,866 1,368,536
#Kendrion NV 12,196 200,451
Koninklijke BAM Groep NV 1,108,330 10,304,245
Koninklijke Heijmans NV 41,120 2,918,837
Koninklijke Vopak NV 162,438 7,364,456
Randstad NV 103,160 4,047,101
SBM Offshore NV 441,298 11,409,367
ΩSignify NV 579,526 13,899,527
#Sligro Food Group NV 47,023 505,834
TKH Group NV 3,719 164,745
Van Lanschot Kempen NV 66,877 3,913,509
TOTAL NETHERLANDS 106,198,200
NEW ZEALAND — (0.1%)
Air New Zealand, Ltd. 603,260 205,546
Colonial Motor Co., Ltd. (The) 1,876 8,594
*Eroad, Ltd. 45,925 51,283
*Fletcher Building, Ltd. 447,578 835,555
Genesis Energy, Ltd. 375,872 540,259
#Heartland Group Holdings,
Ltd. 255,144 158,527
*KMD Brands, Ltd. 445,395 72,691
*Ryman Healthcare, Ltd. 1,099,644 1,807,268
Sanford, Ltd. 16,320 57,476
SKY Network Television, Ltd. 247,664 509,150
#*SKYCITY Entertainment
Group, Ltd. 940,981 393,362
Steel & Tube Holdings, Ltd. 36,860 14,987
Summerset Group Holdings,
Ltd. 43,633 289,843
Tourism Holdings, Ltd. 4,305 6,237
TOTAL NEW ZEALAND 4,950,778
NORWAY — (0.7%)
Akastor ASA 18,775 20,636
Aker Solutions ASA 214,432 591,349
Archer, Ltd. 67,659 158,164
Austevoll Seafood ASA 52,675 496,190
#*BEWi ASA 27,869 48,097
Bonheur ASA 6,180 134,694
*BW Energy, Ltd. 40,961 156,889
ΩBW LPG, Ltd. 210 2,790
BW Offshore, Ltd. 338,904 1,239,449
*Cadeler A/S 76,149 353,763
*Cloudberry Clean Energy
ASA 14,115 18,333

Dimensional International Small Cap Value ETF
continued
Shares Value †
NORWAY — (Continued)
DNO ASA 1,614,898 $ 2,217,164
Ω#Elkem ASA 1,109,284 2,925,358
*Grieg Seafood ASA 83,331 559,277
#*Hexagon Composites ASA 58,617 52,899
#Hoegh Autoliners ASA 27,892 250,470
ΩKlaveness Combination
Carriers ASA 53,923 409,874
*Kongsberg Automotive ASA 3,586,234 613,955
#*LINK Mobility Group Holding
ASA 200,853 595,593
MORROW BANK ASA 18,112 23,900
MPC Container Ships ASA 2,117,464 3,705,633
Ω*Norske Skog ASA 93,997 145,683
*NRC Group ASA 36,690 28,070
Odfjell Drilling, Ltd. 314,795 2,535,922
Odfjell SE, Class A 30,189 363,451
Odfjell Technology, Ltd. 816 4,694
Panoro Energy ASA 517,873 1,110,794
Pareto Bank ASA 16,884 143,023
Petronor E&P ASA 50,546 51,760
Rogaland Sparebank 810 11,025
Ω*Scatec ASA 134,925 1,424,341
Sea1 offshore, Inc. 224,722 445,359
Solstad Maritime Holding AS 34,633 61,140
*Solstad Offshore ASA 33,772 145,210
SpareBank 1 Helgeland 555 9,271
Sparebanken More 4,810 47,544
Stolt-Nielsen, Ltd., Class R 41,807 1,405,006
TGS ASA 424,030 3,671,564
Wilh. Wilhelmsen Holding
ASA, Class A 15,697 791,293
TOTAL NORWAY 26,969,627
PORTUGAL — (0.3%)
Banco Comercial Portugues
SA, Class R 307,020 271,158
Corticeira Amorim SGPS SA 8,555 71,884
EDP Renovaveis SA 386,371 5,654,645
Semapa-Sociedade de
Investimento e Gestao 42,808 894,304
Sonae SGPS SA 3,400,498 5,549,751
*Teixeira Duarte SA 134,935 108,397
TOTAL PORTUGAL 12,550,139
SINGAPORE — (0.7%)
*AEM Holdings, Ltd. 89,500 130,662
Banyan Tree Holdings, Ltd. 44,300 21,445
Bukit Sembawang Estates,
Ltd. 1,000 3,220
China Aviation Oil Singapore
Corp., Ltd. 278,400 325,151
City Developments, Ltd. 1,025,200 5,695,337
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 5,265,500 489,550
CSE Global, Ltd. 127 82
First Resources, Ltd. 413,600 622,887
First Sponsor Group, Ltd. 12,200 9,702
Frasers Property, Ltd. 20,500 16,539
Frencken Group, Ltd. 12,400 15,721
Shares Value †
SINGAPORE — (Continued)
Geo Energy Resources, Ltd. 2,599,000 $ 968,547
Golden Agri-Resources, Ltd. 18,990,900 4,085,790
GuocoLand, Ltd. 26,200 43,685
Ho Bee Land, Ltd. 21,000 36,306
Hong Fok Corp., Ltd. 684,600 405,042
Hutchison Port Holdings Trust,
Class U 7,628,700 1,602,027
Indofood Agri Resources, Ltd. 7,300 2,075
ISDN Holdings, Ltd. 60,300 19,691
Mewah International, Inc. 300 69
NETLINK NBN TRUST 568,000 427,708
Olam Group, Ltd. 2,537,700 1,910,904
QAF, Ltd. 10,200 7,015
Sing Holdings, Ltd. 31,200 11,267
Singapore Land Group, Ltd. 36,000 85,197
Tiong Woon Corp. Holding,
Ltd. 2,800 1,743
UOB-Kay Hian Holdings, Ltd. 220,177 414,487
UOL Group, Ltd. 1,166,300 7,124,427
Wee Hur Holdings, Ltd. 1,705,400 950,029
TOTAL SINGAPORE 25,426,305
SPAIN — (2.2%)
Acciona SA 23,426 5,191,357
Acerinox SA 615,750 7,945,620
ΩAedas Homes SA 31,394 771,806
Almirall SA 131,459 1,893,592
Atresmedia Corp. de Medios
de Comunicacion SA 178,255 1,080,146
Banco de Sabadell SA 302,986 1,134,099
#Bankinter SA 624,178 9,415,982
CIE Automotive SA 15,219 511,165
Corp ACCIONA Energias
Renovables SA 138,964 3,826,964
Ebro Foods SA 167,226 3,412,460
Enagas SA 484,648 7,699,884
#Ence Energia y Celulosa SA 346,972 1,061,260
*Ercros SA 46,098 170,260
ΩGestamp Automocion SA 568,955 2,205,160
ΩGlobal Dominion Access SA 85,284 313,023
#Grifols SA 1,015,470 13,168,058
Grupo Catalana Occidente SA 67,180 3,838,192
Laboratorio Reig Jofre SA 877 2,946
Mapfre SA 1,904,822 8,424,836
ΩNeinor Homes SA 6,890 137,259
*Obrascon Huarte Lain SA 213,581 112,288
ΩUnicaja Banco SA 3,560,958 9,617,546
TOTAL SPAIN 81,933,903
SWEDEN — (2.8%)
ΩAcadeMedia AB 374,944 4,147,392
AFRY AB 391,345 6,740,575
ΩAlimak Group AB 57,893 857,493
Alleima AB 740,918 6,423,761
Alligo AB, Class B 4,587 57,407
ΩAmbea AB, Class B 270,796 3,671,472
Arise AB 1,673 5,296
Arjo AB, Class B 1,146,102 3,646,277
ΩAttendo AB 312,446 2,656,244
Balco Group AB 27 55

Dimensional International Small Cap Value ETF
continued
Shares Value †
SWEDEN — (Continued)
#*Better Collective A/S 27,620 $ 341,304
*BHG Group AB 221,458 672,364
*BICO Group AB 4,490 10,141
Billerud Aktiebolag 456,611 4,230,597
*Bonava AB, Class B 4,242 4,951
Ω#*Boozt AB 14,715 159,203
Bulten AB 3,003 15,470
Byggmax Group AB 246,178 1,255,203
*Cint Group AB 692,991 264,859
Cloetta AB, Class B 977,759 3,646,318
ΩDometic Group AB 654,381 3,219,341
Ω#*Dustin Group AB 1,508,259 326,041
Eastnine AB 3,090 16,276
*Electrolux AB, Class B 525,323 3,397,928
Elekta AB, Class B 598,699 3,048,839
*Eltel AB 11,124 10,477
*Embracer Group AB 66,114 690,915
*Enad Global 7 AB 34,381 61,572
*Enea AB 6,299 46,450
Fagerhult Group AB 173,059 842,278
Fasadgruppen Group AB 12,697 39,994
G5 Entertainment AB 460 4,560
Granges AB 301,970 4,431,332
#*Hexatronic Group AB 674,928 1,545,740
Humana AB 47,663 242,520
*Humble Group AB 88,688 78,107
*International Petroleum Corp. 354,625 5,514,106
Inwido AB 116,746 1,769,792
ITAB Shop Concept AB 13,139 27,752
JM AB 362,238 5,178,372
Kabe Group AB, Class B 28 673
*K-fast Holding AB 2,394 3,677
KNOW IT AB 97,695 1,247,367
Lindab International AB 9,195 220,467
Loomis AB 55,150 2,230,982
MEKO AB 128,071 1,041,568
*Modern Times Group MTG
AB, Class B 311,165 4,195,851
New Wave Group AB, Class B 33,360 394,310
*Nobia AB 580,628 273,417
*Norion Bank AB 157,000 1,172,642
Peab AB, Class B 513,541 4,168,379
*Pricer AB, Class B 9,942 4,729
Profilgruppen AB, Class B 2,959 38,497
Ratos AB, Class B 856,629 3,477,954
Rejlers AB 453 9,468
#Rottneros AB 87,347 25,121
#*Sdiptech AB 33,152 661,468
*Sedana Medical AB 3,174 3,497
*Sensys Gatso Group AB 4,348 17,360
Ω*Sinch AB 2,082,673 7,584,726
Storskogen Group AB, Class B 5,422,857 5,631,659
#*Tobii AB 219,090 40,552
VBG Group AB, Class B 32,243 1,229,599
*Vestum AB 7,736 7,033
Vitrolife AB 128,990 2,001,604
TOTAL SWEDEN 104,981,374
Shares Value †
SWITZERLAND — (6.4%)
Adecco Group AG 535,015 $ 14,942,431
Allreal Holding AG, Registered 53,708 12,859,144
*ams-OSRAM AG 263,911 3,645,933
Arbonia AG 146,308 925,873
Ascom Holding AG, Registered 12,076 53,855
Autoneum Holding AG 13,597 2,710,084
Baloise Holding AG,
Registered 33,120 8,226,880
Banque Cantonale de Geneve,
Class BR 50,270 1,559,294
Banque Cantonale Vaudoise,
Registered 43,714 5,080,680
#Barry Callebaut AG,
Registered 2,590 3,374,824
Bell Food Group AG 7,411 2,127,979
Berner Kantonalbank AG,
Registered 12,640 4,125,419
Bucher Industries AG,
Registered 18,069 8,024,414
Cembra Money Bank AG 29,351 3,361,974
*Cicor Technologies, Ltd.,
Registered 31 8,535
Clariant AG, Registered 702,068 6,310,085
COSMO Pharmaceuticals NV 10,795 907,708
DKSH Holding AG 552 38,508
EFG International AG 386,742 8,064,853
#Feintool International Holding
AG, Registered 1,317 15,586
Flughafen Zurich AG,
Registered 11,676 3,450,074
Forbo Holding AG, Registered 3,739 3,442,069
Glarner Kantonalbank 234 6,005
Helvetia Holding AG,
Registered 1,315 323,365
Implenia AG, Registered 86,905 6,896,105
Investis Holding SA 4,742 776,796
Jungfraubahn Holding AG,
Registered 13,662 4,024,993
*Komax Holding AG, Class R 12,096 997,515
Landis+Gyr Group AG 92,627 6,727,068
Liechtensteinische
Landesbank AG 25,423 2,505,088
Luzerner Kantonalbank AG,
Registered 52,086 5,307,549
ΩMedmix AG 38,695 444,432
Meier Tobler Group AG 169 8,316
Mikron Holding AG, Registered 2,541 67,739
Mobimo Holding AG,
Registered 20,246 8,600,294
Ω*Montana Aerospace AG 79,848 3,168,058
Naturenergie Holding AG 164 6,783
OC Oerlikon Corp. AG
Pfaffikon 1,028,284 3,676,332
Orell Fuessli AG, Registered 117 16,543
Phoenix Mecano AG,
Registered 1,573 858,267
Rieter Holding AG, Registered 297,908 1,272,905
Schweiter Technologies AG,
Registered 3,115 1,074,874

Dimensional International Small Cap Value ETF
continued
Shares Value †
SWITZERLAND — (Continued)
#SIG Group AG 423,135 $ 4,730,784
Softwareone Holding AG 20,788 214,030
St. Galler Kantonalbank AG,
Registered 11,634 7,391,267
Sunrise Communications AG 56,264 3,086,722
Swatch Group AG (The), Class
BR 109,108 22,807,004
Swatch Group AG (The),
Registered 73,074 3,098,647
Swiss Prime Site AG,
Registered 173,858 24,754,867
Tecan Group AG, Class R 7,453 1,362,012
TX Group AG 9,366 2,368,481
*u-blox Holding AG 4,989 836,524
Valiant Holding AG 71,762 11,818,046
Vaudoise Assurances Holding
SA 4,129 3,178,726
Vetropack Holding AG 43,081 1,151,152
Vontobel Holding AG, Class R 117,615 8,937,421
VP Bank AG, Class A 8,700 875,690
V-ZUG Holding AG 180 9,283
Walliser Kantonalbank,
Registered 1,086 174,517
Zehnder Group AG,
Registered 13,068 1,150,928
Zug Estates Holding AG, Class
B 23 61,314
Zuger Kantonalbank, Class BR 149 1,629,673
TOTAL SWITZERLAND 239,652,317
UNITED KINGDOM — (12.8%)
Ashmore Group PLC 1,163,856 2,873,246
Ω#*Aston Martin Lagonda
Global Holdings PLC 27,830 23,017
ATALAYA MINING COPPER
SA 227,650 2,045,835
*Auction Technology Group
PLC 299,217 1,216,729
Aviva PLC 744,841 6,542,998
ΩBakkavor Group PLC 383,214 1,117,741
Balfour Beatty PLC 1,249,836 11,034,919
Barratt Redrow PLC,
Registered 1,051,371 5,198,010
Beazley PLC 900,837 11,013,097
Bellway PLC 598,338 20,628,008
Berkeley Group Holdings PLC 242,798 12,849,358
Bodycote PLC 528,051 4,280,632
Breedon Group PLC 1,178,406 5,335,278
C&C Group PLC 998,310 1,794,314
Canal+ SA 340,140 1,071,205
Card Factory PLC 1,207,738 1,643,915
Central Asia Metals PLC 493,392 1,030,709
Chesnara PLC 904,934 3,269,614
*Close Brothers Group PLC 370,485 2,038,563
ΩCMC Markets PLC 32,637 92,407
Conduit Holdings, Ltd. 254,817 1,134,945
Costain Group PLC 202,946 409,028
Crest Nicholson Holdings PLC 1,373,326 2,986,197
Currys PLC 4,544,553 8,389,081
DCC PLC 45,951 3,024,681
Shares Value †
UNITED KINGDOM — (Continued)
DFS Furniture PLC 128,372 $ 268,173
Diversified Energy Co. PLC 9,595 121,022
Drax Group PLC 1,115,854 10,577,684
Elementis PLC 2,852,729 6,161,823
EnQuest PLC 715,976 114,200
Essentra PLC 359,054 459,479
Firstgroup PLC 1,849,184 5,102,069
ΩForterra PLC 9,765 23,350
*Frasers Group PLC 330,071 3,161,417
Fresnillo PLC 382 11,152
Future PLC 198,079 1,596,614
GB Group PLC 740,459 2,291,072
Genuit Group PLC 259,866 1,263,275
*Georgia Capital PLC 136,876 4,657,726
Grafton Group PLC 879,846 11,005,011
Grainger PLC 3,110,311 7,658,086
Greencore Group PLC 2,141,763 6,711,300
Gulf Keystone Petroleum, Ltd. 754,086 1,795,254
Halfords Group PLC 838,789 1,648,660
Harworth Group PLC 472,357 1,017,797
Henry Boot PLC 72,447 210,358
Hiscox, Ltd. 759,821 13,726,533
Hochschild Mining PLC 788 3,421
Hunting PLC, Class U 573,702 2,574,091
ΩIbstock PLC 1,742,694 3,127,654
Investec PLC 699,798 5,268,345
Ithaca Energy PLC 432,580 1,236,154
ITV PLC 5,262,321 4,815,544
#*John Wood Group PLC 3,413,545 827,015
Johnson Matthey PLC 521,301 14,602,346
Jupiter Fund Management
PLC 1,985,562 3,970,498
Just Group PLC, Registered 1,216,324 3,395,901
Keller Group PLC 254,613 5,312,243
Kier Group PLC 1,192,216 3,391,249
Kingfisher PLC 5,018,861 20,362,417
Lancashire Holdings, Ltd. 708,560 6,218,705
Lion Finance Group PLC 216,888 22,810,969
LSL Property Services PLC 13,763 46,111
Man Group PLC 453,771 1,253,188
Marks & Spencer Group PLC 40,403 211,167
Marshalls PLC 563,769 1,250,318
Mears Group PLC 46,531 217,029
*Mitchells & Butlers PLC 1,421,107 4,546,452
Mitie Group PLC 4,096 8,869
MJ Gleeson PLC 30,212 146,471
*Mobico Group PLC,
Registered 1,619,660 558,812
Mondi PLC 1,193,301 13,329,626
Mountview Estates PLC 1,703 214,799
MP Evans Group PLC 90,161 1,599,187
OSB Group PLC 1,748,129 12,379,671
Pan African Resources PLC 104 114
Paragon Banking Group PLC,
Class A 409,568 4,460,951
Persimmon PLC 1,153,036 18,315,384
Pets at Home Group PLC 2,234,463 6,288,390

Dimensional International Small Cap Value ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
*Pinewood Technologies
Group PLC 38,681 $ 187,276
Playtech PLC 845,806 2,928,183
Premier Foods PLC 3,721,685 8,918,900
PZ Cussons PLC 54,117 52,615
QinetiQ Group PLC 833,473 5,249,723
Rank Group PLC 238,531 371,686
Reach PLC 1,218,320 946,010
RHI Magnesita NV 18,616 512,410
RWS Holdings PLC 30,656 31,215
ΩSabre Insurance Group PLC 401,590 707,025
Schroders PLC 1,205,502 6,009,137
Senior PLC 1,532,833 3,838,527
Serco Group PLC 1,111,438 3,706,156
Serica Energy PLC 939,368 2,678,196
#*SIG PLC 1,032,617 122,104
ΩSpire Healthcare Group PLC 1,478,576 4,555,472
*Synthomer PLC 46,540 32,836
Tate & Lyle PLC 14,004 71,058
Taylor Wimpey PLC 10,212,967 14,116,094
TBC Bank Group PLC 268,910 15,386,576
TP ICAP Group PLC 4,675,201 16,124,136
Travis Perkins PLC 770,573 6,368,121
TT Electronics PLC 365,155 738,831
*Vanquis Banking Group PLC 6,040 9,047
Vesuvius PLC 1,163,177 5,740,084
Victrex PLC 20,295 172,520
*Vistry Group PLC 1,045,802 8,851,500
Ω*Watches of Switzerland
Group PLC 55,662 287,115
Whitbread PLC 224,675 8,551,654
WPP PLC 203,584 769,003
WPP PLC, Sponsored ADR 22,424 425,383
Shares Value †
UNITED KINGDOM — (Continued)
Young & Co's Brewery PLC,
Class A 86,573 $ 875,830
Young & Co's Brewery PLC,
Class NV 13,529 109,495
Zigup PLC, Class B 1,026,721 4,680,894
TOTAL UNITED KINGDOM 477,493,485
UNITED STATES — (0.2%)
International Paper Co. 217,010 8,496,555
Royal Gold, Inc. 1,121 195,940
TOTAL UNITED STATES 8,692,495
TOTAL COMMON STOCKS 3,648,146,068
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Draegerwerk AG & Co. KGaA
2.780% 31,476 2,652,063
Einhell Germany AG, Class P
1.820% 18 1,708
Jungheinrich AG 2.580% 66,852 2,390,437
Porsche Automobil Holding SE
5.540% 157,181 6,251,682
Sixt SE, Class A 4.940% 35,921 2,284,450
STO SE & Co. KGaA 0.260% 2,658 365,690
TOTAL GERMANY 13,946,030
TOTAL PREFERRED
STOCKS 13,946,030
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $3,015,118,587) 3,662,092,098
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term
Investment Fund 7,117,486 82,327,960
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,097,446,547) $ 3,744,420,058
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $125,032,820 which represented 3.4% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 246,328,517 $ 3,457,331 $ 126 $ 249,785,974
Austria .............................. 46,696,067 — — 46,696,067
Belgium ............................. 51,918,244 — — 51,918,244
Canada ............................. 466,742,342 — 2,742 466,745,084
Denmark ............................ 104,427,970 — — 104,427,970
Finland .............................. 87,588,976 — — 87,588,976
France .............................. 213,105,296 — — 213,105,296
Germany ............................ 208,239,107 — — 208,239,107
Hong Kong ........................... 64,634,883 — — 64,634,883

Dimensional International Small Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Ireland .............................. $ 9,002,835 $ — $ — $ 9,002,835
Israel ............................... 22,652,703 — — 22,652,703
Italy ................................ 168,448,466 — — 168,448,466
Japan ............................... 866,051,840 — — 866,051,840
Netherlands .......................... 106,198,200 — — 106,198,200
New Zealand ......................... 4,950,778 — — 4,950,778
Norway .............................. 26,969,627 — — 26,969,627
Portugal ............................. 12,550,139 — — 12,550,139
Singapore ............................ 25,426,305 — — 25,426,305
Spain ............................... 81,933,903 — — 81,933,903
Sweden ............................. 104,981,374 — — 104,981,374
Switzerland ........................... 239,652,317 — — 239,652,317
United Kingdom ....................... 476,666,469 827,016 — 477,493,485
United States ......................... 8,692,495 — — 8,692,495
Preferred Stocks
Germany ............................ 13,946,030 — — 13,946,030
Securities Lending Collateral ............... — 82,327,960 — 82,327,960
Total Investments ........................ $3,657,804,883 $86,612,307 $2,868> $3,744,420,058
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (96.7%)
AUSTRALIA — (6.5%)
*29Metals, Ltd. 519,209 $ 161,453
Accent Group, Ltd. 136,420 114,314
Acrow, Ltd. 298,000 220,447
#Adairs, Ltd., Class B 257,857 342,677
AGL Energy, Ltd. 516,928 3,133,656
*AIC Mines, Ltd. 229,221 72,029
*Ainsworth Game Technology,
Ltd. 528 353
*Alkane Resources, Ltd. 529,097 339,855
*Alkane Resources, Ltd. 1,241,946 817,107
Alliance Aviation Services,
Ltd., Registered 46,144 76,427
*AMA Group, Ltd. 2,726,408 164,206
Amotiv, Ltd. 270,310 1,580,243
AMP, Ltd. 4,700,103 5,492,320
*Amplitude Energy, Ltd. 4,325,786 679,652
Ansell, Ltd. 248,077 5,929,370
#*Appen, Ltd. 153,189 77,721
#*Arafura Rare Earths, Ltd. 34,103 6,363
*Arafura Rare Earths, Ltd. 6,309 1,177
ARB Corp., Ltd. 88,553 2,092,766
#ARN Media, Ltd. 69,265 24,033
AUB Group, Ltd. 195,387 4,725,011
*Audinate Group, Ltd. 1,900 6,132
#*Aurelia Metals, Ltd. 2,175,832 348,981
Aurizon Holdings, Ltd. 2,006,974 4,506,570
*Ausgold, Ltd. 282,770 144,390
Aussie Broadband, Ltd. 505,449 1,968,814
*Austal, Ltd. 600,098 2,667,486
Austin Engineering, Ltd. 80,901 14,035
#*Australian Agricultural Co.,
Ltd. 243,340 227,803
Australian Clinical Labs, Ltd. 268,997 457,858
#Australian Ethical Investment,
Ltd. 119,637 547,461
*Australian Vanadium, Ltd. 93,933 676
Autosports Group, Ltd. 14,765 39,824
*Baby Bunting Group, Ltd. 48,699 87,354
Bank of Queensland, Ltd. 1,150,043 5,164,740
Bapcor, Ltd. 631,567 1,046,045
*BCI Minerals, Ltd. 300,402 75,714
Beach Energy, Ltd. 2,163,842 1,756,537
Beacon Lighting Group, Ltd. 1,220 2,228
*Beacon Minerals, Ltd. 6,620 10,878
Bega Cheese, Ltd. 564,437 1,962,096
Bell Financial Group, Ltd. 832 689
*Bellevue Gold, Ltd. 1,823,421 1,396,635
#*Betmakers Technology
Group, Ltd. 221,955 23,248
Bisalloy Steel Group, Ltd. 21,270 69,204
#*Black Cat Syndicate, Ltd. 629,106 418,023
#Bravura Solutions, Ltd. 800,873 1,509,963
#Breville Group, Ltd. 210,195 4,085,478
Capral, Ltd. 9,442 69,848
Shares Value †
AUSTRALIA — (Continued)
*Capricorn Metals, Ltd. 680,630 $ 5,725,646
*Catalyst Metals, Ltd. 73,606 327,185
*Catapult Sports, Ltd. 304,555 1,339,816
#Cedar Woods Properties, Ltd. 101,658 600,952
*Chalice Mining, Ltd. 4,225 5,587
Challenger, Ltd. 369,724 2,253,396
#Champion Iron, Ltd. 248,664 901,847
Civmec Australia, Ltd. 14,356 13,721
Civmec Australia, Ltd.,
Registered 30,100 26,597
Cleanaway Waste
Management, Ltd. 651,169 1,087,037
#ClearView Wealth, Ltd. 84,220 32,805
#Clinuvel Pharmaceuticals,
Ltd. 67,950 511,561
#*Coast Entertainment
Holdings, Ltd. 699,168 205,970
#Cobram Estate Olives, Ltd. 50,828 113,134
Codan, Ltd. 178,441 4,234,605
Collins Foods, Ltd. 224,869 1,575,156
#Corporate Travel
Management, Ltd. 184,526 1,941,260
Dalrymple Bay Infrastructure,
Ltd. 686,672 1,991,422
Data#3, Ltd. 312,708 1,805,585
#*Develop Global, Ltd. 502,540 1,171,199
Dicker Data, Ltd. 254,411 1,707,144
#Domino's Pizza Enterprises,
Ltd., Class B 52,652 631,467
Downer EDI, Ltd. 1,098,965 5,561,265
Duratec, Ltd. 77,154 107,584
Dyno Nobel, Ltd. 3,383,696 7,132,758
#Eagers Automotive, Ltd. 221,212 4,932,460
#Elders, Ltd. 647,929 3,007,350
*Elevra Lithium, Ltd. 1,474 4,294
#*Elevra Lithium, Ltd., ADR 559 15,792
*Emeco Holdings, Ltd. 444,215 348,967
*Emerald Resources NL 1,011,490 3,138,703
#*EML Payments, Ltd. 582,446 367,954
Energy One, Ltd. 7,312 91,476
#*Energy World Corp., Ltd. 3,072 114
EQT Holdings, Ltd. 9,526 156,467
Eureka Group Holdings, Ltd. 103,170 35,796
EVT, Ltd. 112,742 1,069,460
Fenix Resources, Ltd. 385,663 132,549
Fiducian Group, Ltd. 2,089 16,616
Finbar Group, Ltd. 224 127
*Findi, Ltd. 4,093 5,011
*FleetPartners Group, Ltd. 308,231 589,209
Fleetwood, Ltd. 109,022 210,546
#Flight Centre Travel Group,
Ltd. 350,612 2,825,498
G8 Education, Ltd. 946,404 498,750
#*Genesis Minerals, Ltd. 1,439,415 5,503,122
GenusPlus Group, Ltd. 44,675 203,264

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
GR Engineering Services, Ltd. 138,321 $ 331,421
GrainCorp, Ltd., Class A 428,798 2,484,313
Grange Resources, Ltd. 1,016,057 179,594
GWA Group, Ltd. 297,583 481,189
Hansen Technologies, Ltd. 332,168 1,213,395
Healius, Ltd. 878,613 511,915
Helia Group, Ltd. 664,880 2,346,077
Helloworld Travel, Ltd. 86,158 107,167
*Horizon Minerals, Ltd. 803,701 28,412
Horizon Oil, Ltd. 480,925 64,542
HUB24, Ltd., Registered 1,550 115,839
#IDP Education, Ltd. 13,944 51,211
IGO, Ltd. 1,167,215 4,103,320
Iluka Resources, Ltd. 867,844 3,931,498
Imdex, Ltd. 950,924 2,141,482
*Immutep, Ltd. 1,540,169 282,317
#Infomedia, Ltd. 313,488 345,805
Inghams Group, Ltd. 964,209 1,527,555
Insignia Financial, Ltd. 758,628 2,254,732
Integral Diagnostics, Ltd. 684,468 1,160,548
IPD Group, Ltd. 13,459 32,424
#IPH, Ltd. 712,848 1,722,002
IRESS, Ltd. 468,776 2,719,001
IVE Group, Ltd. 156,961 286,686
*Judo Capital Holdings, Ltd. 1,439,568 1,592,682
#Jumbo Interactive, Ltd.,
Registered 6,569 50,487
Jupiter Mines, Ltd. 2,028,327 345,240
#Karoon Energy, Ltd. 1,438,246 1,511,188
#*Kelly Partners Group
Holdings, Ltd. 5,219 32,629
Kelsian Group, Ltd. 139,159 443,660
#Kogan.com, Ltd. 82,101 170,917
*L1 Group, Ltd. 48,517 35,891
#L1 Group, Ltd. 360,847 266,939
Lendlease Corp., Ltd. 1,103,100 4,007,912
#Lifestyle Communities, Ltd. 229,903 779,623
Lindsay Australia, Ltd. 62,070 24,584
Lovisa Holdings, Ltd. 86,825 2,059,886
Lycopodium, Ltd. 7,184 59,258
#Maas Group Holdings, Ltd. 235,775 733,165
#*Mach7 Technologies, Ltd. 824 162
Macmahon Holdings, Ltd. 1,749,919 538,426
*Macquarie Technology
Group, Ltd. 8,521 369,283
Mader Group, Ltd. 10,758 62,469
Magellan Financial Group, Ltd. 471,301 2,968,135
Maxiparts, Ltd. 198 318
*Mayne Pharma Group, Ltd. 101,860 283,402
#McMillan Shakespeare, Ltd. 115,578 1,302,922
*Megaport, Ltd. 233,561 2,516,752
#*Mesoblast, Ltd. 1,181,571 1,941,529
Metcash, Ltd. 1,957,221 4,881,745
#*Metro Mining, Ltd. 2,276,464 108,791
*Michael Hill International, Ltd.,
Class B 996 222
Monadelphous Group, Ltd. 193,392 2,942,286
#Monash IVF Group, Ltd. 260,568 117,701
Shares Value †
AUSTRALIA — (Continued)
MotorCycle Holdings, Ltd. 5,205 $ 12,846
*Mount Gibson Iron, Ltd. 617,810 145,602
Myer Holdings, Ltd. 1,655,044 427,973
#MyState, Ltd. 159,729 465,322
#*Nanosonics, Ltd. 187,042 560,809
#*Neuren Pharmaceuticals,
Ltd. 134,468 1,915,526
#New Hope Corp., Ltd. 1,013,074 2,752,324
NIB Holdings, Ltd. 621,919 3,069,838
Nick Scali, Ltd. 201,863 3,359,251
Nickel Industries, Ltd. 1,717,400 831,981
Nine Entertainment Co.
Holdings, Ltd. 2,424,106 1,840,856
NRW Holdings, Ltd. 1,061,034 3,368,847
Nufarm, Ltd. 505,031 687,688
*Nuix, Ltd. 182,873 293,309
Objective Corp., Ltd. 38,441 464,303
#*OFX Group, Ltd. 119,108 47,954
*Omni Bridgeway, Ltd. 146,191 152,648
oOh!media, Ltd. 695,774 626,298
#*Ora Banda Mining, Ltd. 1,910,480 1,513,346
Orora, Ltd. 1,771,559 2,331,105
*Pantoro Gold, Ltd. 665,446 2,230,453
*Paradigm
Biopharmaceuticals, Ltd. 54,522 15,169
#*Paragon Care, Ltd. 179,415 37,585
Peet, Ltd. 80,317 100,427
*PeopleIN, Ltd. 771 427
Perenti, Ltd. 1,368,014 2,427,002
Perpetual, Ltd. 85,194 1,070,272
Perseus Mining, Ltd. 1,802,373 5,746,242
#*PEXA Group, Ltd. 196,733 1,951,192
#*PolyNovo, Ltd. 8,262 7,140
*<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 523,917 313,830
Premier Investments, Ltd. 127,691 1,488,793
#Propel Funeral Partners, Ltd. 78,031 256,437
#PWR Holdings, Ltd. 123,357 688,040
*QPM Energy, Ltd. 363,793 10,241
#Ramelius Resources, Ltd. 1,221,238 2,654,292
#*ReadyTech Holdings, Ltd. 296 424
Regis Healthcare, Ltd. 317,337 1,539,392
Regis Resources, Ltd. 1,351,978 5,699,880
Reliance Worldwide Corp., Ltd. 1,339,194 3,638,328
*Resolute Mining, Ltd. 3,087,360 1,930,194
#*Retail Food Group, Ltd. 23,125 22,254
#Ricegrowers, Ltd. 4,915 55,150
Ridley Corp., Ltd. 393,610 762,725
*RPMGlobal Holdings, Ltd. 260,065 829,127
*Sandfire Resources, Ltd. 556,446 5,915,879
*Select Harvests, Ltd. 165,958 421,541
Servcorp, Ltd. 49,049 236,972
Service Stream, Ltd. 1,062,770 1,579,339
#*Seven West Media, Ltd. 214,245 19,285
Shape Australia Pty, Ltd. 7,219 27,363
Shaver Shop Group, Ltd. 42,039 38,804
#Sigma Healthcare, Ltd. 298,746 608,237

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*Silex Systems, Ltd. 1,551 $ 10,499
Sims, Ltd. 173,612 1,813,940
*SiteMinder, Ltd. 118,227 550,296
SKS Technologies Group, Ltd. 10,060 25,026
SmartGroup Corp., Ltd. 166,655 892,446
Southern Cross Electrical
Engineering, Ltd. 311,868 502,246
#Southern Cross Media
Group, Ltd. 239,969 132,746
SRG Global, Ltd. 588,924 1,060,235
Stanmore Resources, Ltd. 507,089 713,728
#*Strike Energy, Ltd. 332,491 23,943
Super Retail Group, Ltd. 209,360 2,192,926
*Superloop, Ltd. 986,310 2,014,551
#Supply Network, Ltd. 18,464 426,326
#*Syrah Resources, Ltd. 1,065,037 237,058
Tabcorp Holdings, Ltd. 4,125,317 2,876,187
#*Talga Group, Ltd. 65,575 20,606
#*Telix Pharmaceuticals, Ltd. 49,074 516,592
*Temple & Webster Group,
Ltd. 21,834 340,332
*<Ten Sixty Four, Ltd. 1,136 82
#Treasury Wine Estates, Ltd.,
Class B 350,378 1,373,959
Tribune Resources, Ltd. 2,204 9,595
*Tuas, Ltd. 263,245 1,211,506
#*Tyro Payments, Ltd. 966,986 702,673
*Vault Minerals, Ltd. 4,523,099 2,161,569
Ventia Services Group Pty,
Ltd. 1,274,714 4,781,648
ΩViva Energy Group, Ltd. 1,290,589 1,550,366
#*Vulcan Energy Resources,
Ltd. 30,934 136,289
Vulcan Steel, Ltd. 46,930 222,740
*Vysarn, Ltd. 382,329 161,439
Wagners Holding Co., Ltd. 6,958 12,299
Washington H Soul Pattinson
& Co., Ltd. 79,786 1,963,925
*WEB Travel Group, Ltd. 501,363 1,371,952
#*Webjet Group, Ltd. 430,885 236,947
*West African Resources, Ltd. 1,316,514 1,087,374
Westgold Resources, Ltd. 206,334 703,905
#Westgold Resources, Ltd. 1,346,789 4,690,525
Whitehaven Coal, Ltd. 1,491,985 7,032,459
*<Wiluna Mining Corp., Ltd. 736 18
XRF Scientific, Ltd. 46,941 64,226
TOTAL AUSTRALIA 288,404,204
AUSTRIA — (1.1%)
*Addiko Bank AG, Class B 56 1,364
Agrana Beteiligungs AG 15,494 215,492
ANDRITZ AG 82,356 6,235,634
*AT&S Austria Technologie &
Systemtechnik AG 29,318 1,091,304
ΩBAWAG Group AG 112,581 14,540,413
CA Immobilien Anlagen AG 40,905 1,138,768
DO & CO AG 11,730 2,802,528
*Eurotelesites AG 11,343 63,366
EVN AG 27,443 801,371
Shares Value †
AUSTRIA — (Continued)
*FACC AG 4,271 $ 43,084
*Kapsch TrafficCom AG 24 179
#*Lenzing AG 21,608 647,192
Mayr Melnhof Karton AG 4,393 400,562
Oesterreichische Post AG 1,311 45,395
Palfinger AG 13,932 522,611
Porr AG 36,637 1,164,992
Raiffeisen Bank International
AG, Class V 20,813 776,884
SBO AG 12,099 401,485
Semperit AG Holding 2,141 32,125
Strabag SE, Class BR 27,509 2,155,888
Telekom Austria AG 83,201 886,363
UNIQA Insurance Group AG 153,510 2,257,292
Vienna Insurance Group AG
Wiener Versicherung Gruppe 40,502 2,080,262
voestalpine AG 184,986 6,593,222
Wienerberger AG 173,250 5,147,109
Zumtobel Group AG 9,292 40,004
TOTAL AUSTRIA 50,084,889
BELGIUM — (1.2%)
Ackermans & van Haaren NV 34,126 8,507,867
Ageas SA/NV, Class B 62,396 4,133,807
#Azelis Group NV 147,054 1,739,732
Barco NV 85,799 1,225,983
Bekaert SA 57,428 2,402,776
bpost SA 79,726 193,702
Cie d'Entreprises CFE 1,551 16,040
CMB. Tech NV 38,974 365,973
Colruyt Group NV 43,289 1,618,841
Deceuninck NV 98,713 235,275
Deme Group NV 6,439 973,579
D'ieteren Group 28,178 5,154,909
Econocom Group SA/NV 67,181 132,749
#Elia Group SA/NV 21,034 2,536,996
EVS Broadcast Equipment SA 16,344 683,830
Fagron 70,823 1,683,926
#Ion Beam Applications 10,271 129,455
Jensen-Group NV 435 31,430
Kinepolis Group NV 21,821 749,278
#Lotus Bakeries NV 311 2,717,301
#Melexis NV 25,483 1,838,282
*Nyxoah SA 462 2,398
#*Ontex Group NV 73,896 540,744
*Onward Medical NV 25,426 125,604
*Orange Belgium SA 1,144 25,220
Proximus SADP 235,665 2,027,796
#Recticel SA 44,973 443,293
Sipef NV 1,169 105,242
Solvay SA, Class A 163,525 5,031,829
Syensqo SA 54,005 4,465,510
Tessenderlo Group SA 16,710 505,312
Umicore SA 116,100 2,216,406
Van de Velde NV 1,848 64,522
VGP NV 17,354 2,007,007
Viohalco SA 10,658 104,562
What's Cooking BV 4 508
TOTAL BELGIUM 54,737,684

Dimensional International Small Cap ETF
continued
Shares Value †
BRAZIL — (0.0%)
Aura Minerals, Inc. 30,638 $ 990,527
TOTAL BRAZIL 990,527
CANADA — (12.9%)
*5N Plus, Inc. 184,912 2,647,350
Acadian Timber Corp. 52 532
*ACT Energy Technologies,
Ltd. 19,500 73,761
ADENTRA, Inc. 14,120 354,423
#ADF Group, Inc. 40,669 208,693
*Advantage Energy, Ltd. 243,747 1,936,198
Aecon Group, Inc. 177,677 3,920,903
Ag Growth International, Inc. 12,781 329,114
AGF Management, Ltd., Class
B 75,704 755,338
*Air Canada 232,721 3,062,752
Algoma Central Corp. 88 1,093
#Algoma Steel Group, Inc. 8,953 37,444
#Algoma Steel Group, Inc. 14,929 62,254
#Algonquin Power & Utilities
Corp. 331,110 1,850,331
Algonquin Power & Utilities
Corp. 1,046,838 5,841,356
*Allied Gold Corp. 66,153 1,007,533
*Allied Gold Corp. 6,685 101,746
AltaGas, Ltd. 30,061 883,282
Altius Minerals Corp. 49,525 1,341,733
Altus Group, Ltd. 84,364 3,469,331
*Americas Gold & Silver Corp. 368 1,461
Amerigo Resources, Ltd. 11,948 26,093
Andlauer Healthcare Group,
Inc., Class A 22,557 875,781
Andrew Peller, Ltd., Class A 23,572 83,780
*Aritzia, Inc., Class B 161,278 11,276,741
ATCO., Ltd., Class I 129,541 4,886,159
*Athabasca Oil Corp. 1,134,256 5,577,578
#*ATS Corp. 162,211 4,466,403
#*ATS Corp. 6,652 182,664
*Aurora Cannabis, Inc. 19,342 96,078
*AutoCanada, Inc. 6,219 112,250
*Avino Silver & Gold Mines,
Ltd. 903 4,208
*Avino Silver & Gold Mines,
Ltd. 158,897 738,871
*Aya Gold & Silver, Inc. 33,668 358,510
B2Gold Corp. 324,942 1,423,933
B2Gold Corp. 1,725,198 7,573,619
Badger Infrastructure
Solutions, Ltd. 61,319 3,220,544
#*Bausch Health Cos., Inc. 4,388 30,941
*Bausch Health Cos., Inc.,
ADR 398,277 2,795,905
#Baytex Energy Corp. 593,552 1,436,064
Birchcliff Energy, Ltd. 458,064 2,138,057
Bird Construction, Inc. 125,256 2,692,582
#*Bitfarms, Ltd. 234,821 932,239
*Bitfarms, Ltd. 24,360 97,360
Black Diamond Group, Ltd. 65,412 697,933
#*BlackBerry, Ltd. 581,371 2,837,091
Shares Value †
CANADA — (Continued)
#*BlackBerry, Ltd. 165,863 $ 810,878
BMTC Group, Inc. 22 204
*Bombardier, Inc., Class A 826 114,449
*Bombardier, Inc., Class B 15,050 2,104,948
#Boralex, Inc., Class A 139,991 2,813,508
BOYD GROUP, Inc. 36,797 5,883,476
*Bragg Gaming Group, Inc. 14,894 35,448
*Bragg Gaming Group, Inc. 300 713
#Brookfield Infrastructure
Corp. 6,000 272,134
Brookfield Infrastructure Corp. 128,220 5,809,648
BRP, Inc. 9,115 572,604
*CAE, Inc. 80,843 2,268,455
*Calfrac Well Services, Ltd. 27,556 60,180
Calian Group, Ltd. 16,774 604,565
Canaccord Genuity Group, Inc. 87,777 736,722
*Canada Goose Holdings, Inc. 18,398 256,441
*Canada Goose Holdings, Inc.,
ADR 31,954 445,119
*Canada Packers, Inc. 24,832 296,499
Canadian Tire Corp., Ltd.,
Class A 87,440 10,037,986
Canadian Utilities, Ltd., Class
A 69,495 1,948,231
*Canfor Corp. 128,765 1,123,931
Capital Power Corp. 297,793 15,089,964
#*Capstone Copper Corp. 991,722 8,861,549
Cardinal Energy, Ltd. 216,710 1,234,233
Cascades, Inc. 118,729 941,426
Centerra Gold, Inc. 469,352 5,503,660
CES Energy Solutions Corp. 357,413 2,451,371
*Cineplex, Inc. 22,314 201,298
*Cipher Pharmaceuticals, Inc. 12,247 129,362
Cogeco Communications, Inc. 30,502 1,390,185
Cogeco, Inc. 4,011 167,837
Colliers International Group,
Inc. 35,352 5,639,705
Colliers International Group,
Inc., Class B 3,100 495,040
Computer Modelling Group,
Ltd. 51,490 195,501
Corby Spirit and Wine, Ltd. 9,400 92,044
#*Cronos Group, Inc. 305,884 767,769
#*Cronos Group, Inc. 16,900 42,577
Definity Financial Corp. 147,079 6,849,306
dentalcorp Holdings, Ltd. 50,722 394,583
*Descartes Systems Group,
Inc. (The) 39,838 3,514,110
Dexterra Group, Inc. 8,907 67,638
*Docebo, Inc. 8,172 205,007
Doman Building Materials
Group, Ltd. 66,943 424,261
Dominion Lending Centres,
Inc. 7,395 58,056
DPM Metals, Inc. 291,531 6,241,966
DREAM Unlimited Corp. 35,565 471,865
#Dye & Durham, Ltd. 24,805 91,172
Dynacor Group, Inc. 49,111 159,129
E-L Financial Corp., Ltd. 33,284 386,253

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
*Eldorado Gold Corp. 389,554 $ 9,988,165
*Eldorado Gold Corp., Class B 5,275 135,343
*Electrovaya, Inc. 5,757 37,248
Empire Co., Ltd., Class A 112,097 3,812,170
Endeavour Mining PLC 176,124 7,063,061
#*Endeavour Silver Corp. 641,077 5,256,831
#*Endeavour Silver Corp. 29,045 238,803
Enerflex, Ltd. 97,623 1,229,737
Enerflex, Ltd. 42,400 533,816
#*Energy Fuels, Inc. 219,445 4,500,817
Enghouse Systems, Ltd. 50,672 752,585
*Ensign Energy Services, Inc. 61,164 112,187
EQB, Inc. 69,465 4,435,666
#*Equinox Gold Corp. 1,095,991 12,023,021
*Equinox Gold Corp. 44,503 489,449
#*ERO Copper Corp. 19,564 418,186
*ERO Copper Corp. 66,040 1,409,954
Evertz Technologies, Ltd. 36,556 334,474
Exchange Income Corp. 61,159 3,354,000
Exco Technologies, Ltd. 18,789 87,699
Extendicare, Inc. 143,052 1,639,664
#Fiera Capital Corp. 120,489 540,896
Finning International, Inc. 278,535 15,078,243
*Firan Technology Group
Corp. 23,574 183,726
First Majestic Silver Corp. 3,372 43,150
#First Majestic Silver Corp. 432,918 5,528,363
FirstService Corp., Class WI 3,100 493,956
FirstService Corp., Class WI,
ADR 17,071 2,721,288
*Foraco International SA 5,763 8,514
*Fortuna Mining Corp. 110,120 910,888
#*Fortuna Mining Corp., ADR 575,125 4,756,284
*Galiano Gold, Inc. 2,400 5,755
*Galiano Gold, Inc. 34,512 82,484
Gamehost, Inc. 300 2,518
*GDI Integrated Facility
Services, Inc. 10,750 226,332
Gibson Energy, Inc. 297,874 5,083,087
Gildan Activewear, Inc. 83,599 4,872,986
Gildan Activewear, Inc. 17,400 1,015,699
#*Global Atomic Corp. 8,933 3,252
*GoGold Resources, Inc. 778,059 1,421,569
*Haivision Systems, Inc. 39,404 144,269
Hammond Manufacturing Co.,
Ltd., Class A 2,811 22,510
Hammond Power Solutions,
Inc. 9,637 1,471,875
Headwater Exploration, Inc. 372,257 1,966,029
High Liner Foods, Inc. 26,653 322,617
*HLS Therapeutics, Inc. 4,000 15,930
Hudbay Minerals, Inc. 788,580 12,617,280
Hudbay Minerals, Inc., Class A 29,952 480,549
*i-80 Gold Corp. 21,767 21,175
*IAMGOLD Corp. 939,380 10,878,020
#*IAMGOLD Corp. 40,118 464,987
*Illumin Holdings, Inc. 41,646 35,965
Information Services Corp. 6,478 171,572
*Interfor Corp. 79,549 449,083
Shares Value †
CANADA — (Continued)
ΩJamieson Wellness, Inc. 71,800 $ 1,784,303
*Journey Energy, Inc. 906 2,496
*K92 Mining, Inc. 357,872 4,763,453
K-Bro Linen, Inc. 9,527 255,998
*Kelt Exploration, Ltd. 247,971 1,180,435
Keyera Corp. 145,932 4,312,917
*Knight Therapeutics, Inc. 114,016 475,219
*Kolibri Global Energy, Inc.,
Class R 16,084 69,564
Lassonde Industries, Inc.,
Class A 3,451 537,840
Laurentian Bank of Canada 130,910 3,111,232
Leon's Furniture, Ltd. 33,482 698,005
*Lightspeed Commerce, Inc. 153,270 1,839,240
*Lightspeed Commerce, Inc. 18,936 227,721
Linamar Corp. 67,197 3,642,445
Lundin Gold, Inc. 112,926 7,684,755
Lundin Mining Corp.,
Registered 108,591 1,748,430
Magellan Aerospace Corp. 5,884 72,356
Mainstreet Equity Corp. 5,982 805,883
*Major Drilling Group
International, Inc. 108,825 959,204
Maple Leaf Foods, Inc. 142,116 2,734,502
Martinrea International, Inc. 104,912 757,741
*Mattr Corp. 44,022 343,718
*MDA Space, Ltd. 318,148 6,216,959
Medical Facilities Corp. 25,185 259,732
*MEG Energy Corp. 433,289 9,178,188
Melcor Developments, Ltd. 585 6,158
Meren Energy, Inc. 181,979 236,379
#Methanex Corp. 661 26,041
Methanex Corp., ADR 128,302 5,044,835
Morguard Corp. 3,740 310,512
MTY Food Group, Inc. 28,174 680,447
Mullen Group, Ltd. 188,394 1,895,839
National Bank of Canada 8,878 992,886
Neo Performance Materials,
Inc. 64,319 887,792
*New Gold, Inc. 1,331,018 9,769,672
#*New Gold, Inc. 97,542 719,130
*NFI Group, Inc. 100,590 1,029,483
North American Construction
Group, Ltd. 15,512 241,677
#North West Co., Inc. (The) 98,578 3,201,156
Northland Power, Inc. 475,313 8,694,481
*NuVista Energy, Ltd. 430,008 5,119,033
*Obsidian Energy, Ltd. 52,051 295,129
OceanaGold Corp. 373,263 8,356,893
Open Text Corp. 248,243 9,520,119
Open Text Corp. 28,250 1,084,918
#OR Royalties, Inc. 111,833 3,576,419
*Orezone Gold Corp. 232,460 232,269
#*Organigram Global, Inc. 73,840 119,621
*Orla Mining, Ltd. 103,007 1,063,032
*Orla Mining, Ltd. 205,556 2,122,824
Pan American Silver Corp. 5,077 178,999
Paramount Resources, Ltd.,
Class A 90,113 1,479,213

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
Parex Resources, Inc. 150,948 $ 1,932,703
#Parkland Corp. 185,521 5,290,953
Pason Systems, Inc. 141,386 1,205,840
#Pet Valu Holdings, Ltd. 107,602 2,672,483
Peyto Exploration &
Development Corp. 466,751 6,805,640
PHX Energy Services Corp. 22,154 120,482
Pizza Pizza Royalty Corp. 39,525 437,521
Polaris Renewable Energy,
Inc. 32,964 306,313
Pollard Banknote, Ltd. 4,127 59,675
*Precision Drilling Corp. 5,440 326,676
*Precision Drilling Corp. 4,012 240,359
Premium Brands Holdings
Corp. 81,765 5,642,990
*Profound Medical Corp. 908 5,418
Pulse Seismic, Inc. 276 579
#*Quarterhill, Inc. 129,990 101,123
Quebecor, Inc., Class B 254,669 8,131,814
*Real Matters, Inc. 18,287 96,058
Richelieu Hardware, Ltd. 76,685 2,104,370
Rogers Sugar, Inc. 152,342 671,929
*Roots Corp. 120 280
Russel Metals, Inc. 117,765 3,648,559
*Sangoma Technologies Corp. 15,514 81,603
Saputo, Inc. 120,261 2,908,786
Savaria Corp. 77,771 1,221,668
Secure Waste Infrastructure
Corp. 333,059 4,162,198
Sienna Senior Living, Inc. 180,710 2,468,536
*Source Energy Services, Ltd. 9,100 79,949
South Bow Corp., ADR 190,501 4,939,691
*Spartan Delta Corp. 19,506 87,427
Ω#Spin Master Corp. 35,834 532,721
Sprott, Inc. 25,269 2,070,794
Sprott, Inc. 6,181 508,014
*SSR Mining, Inc. 517,449 11,710,600
Stella-Jones, Inc. 94,017 5,341,822
Ω*STEP Energy Services, Ltd. 140 547
StorageVault Canada, Inc.,
Class B 239,690 846,780
Strathcona Resources, Ltd. 44,000 1,161,903
*SunOpta, Inc. 58,360 304,639
Superior Plus Corp. 380,444 2,166,751
Supremex, Inc. 271 712
Surge Energy, Inc. 68,991 326,454
Sylogist, Ltd. 10,560 50,873
Taiga Building Products, Ltd. 188 463
Tamarack Valley Energy, Ltd. 1,065,484 4,737,512
*Taseko Mines, Ltd. 527,748 2,390,698
*Taseko Mines, Ltd. 124,893 566,014
*Telesat Corp. 6,130 184,712
TELUS Corp. 2,206 32,291
TerraVest Industries, Inc. 13,812 1,338,467
TFI International, Inc. 612 54,915
#*Tidewater Midstream and
Infrastructure, Ltd. 68 288
#*Tilray Brands, Inc. 215,692 289,406
#*Torex Gold Resources, Inc. 127,703 5,280,742
Shares Value †
CANADA — (Continued)
Toromont Industries, Ltd. 46,747 $ 5,622,051
Total Energy Services, Inc. 29,792 299,802
*Touchstone Exploration, Inc. 4,232 665
#TransAlta Corp. 462,195 8,166,986
#TransAlta Corp., Class A 7,392 130,784
*Transat AT, Inc. 41,300 62,194
Transcontinental, Inc., Class A 147,094 2,067,074
*<Trevali Mining Corp. 404 –
Trican Well Service, Ltd. 382,063 1,431,560
Triple Flag Precious Metals
Corp. 70,799 1,965,380
Triple Flag Precious Metals
Corp. 10,594 294,498
*Trisura Group, Ltd. 66,310 1,829,127
*Valeura Energy, Inc. 88,628 421,270
Vecima Networks, Inc. 1,891 13,618
Vermilion Energy, Inc. 277,702 2,074,434
VersaBank 1,000 11,947
VersaBank 7,772 92,254
#*<Victoria Gold Corp. 14,800 951
*Viemed Healthcare, Inc. 5,448 35,194
*Vitalhub Corp. 13,234 103,518
Wajax Corp. 9,845 174,746
*Wall Financial Corp. 10 113
*Well Health Technologies
Corp. 531,513 1,991,538
*Wesdome Gold Mines, Ltd. 326,476 4,930,402
West Fraser Timber Co., Ltd. 20,614 1,259,364
#West Fraser Timber Co., Ltd. 34,743 2,119,323
*Western Forest Products, Inc. 5,073 43,194
Westshore Terminals
Investment Corp. 57,280 1,053,904
Whitecap Resources, Inc. 917,117 6,833,459
Whitecap Resources, Inc. 659,564 4,913,752
Winpak, Ltd. 38,002 1,166,789
*Xtract One Technologies, Inc. 4,734 3,007
Yellow Pages, Ltd. 636 4,993
TOTAL CANADA 575,919,670
DENMARK — (2.3%)
*ALK-Abello A/S 161,324 5,321,319
Alm Brand A/S 1,174,486 3,311,301
#Ambu A/S, Class B 291,594 4,538,726
*Bang & Olufsen A/S 162,170 331,882
*Bavarian Nordic A/S 117,657 4,346,519
#*Bioporto A/S 21,781 4,269
#cBrain A/S 3,568 83,277
Chemometec A/S 33,902 4,145,031
Columbus A/S 50,812 76,027
D/S Norden A/S 27,864 1,115,499
*Demant A/S 88,023 2,930,676
*DFDS A/S 22,537 317,874
FLSmidth & Co. A/S 67,244 5,248,931
Foroya Banki P/F 2,059 69,699
#*GN Store Nord A/S 193,736 3,397,354
H Lundbeck A/S, Class A 46,056 260,195
H Lundbeck A/S, Class A 369,124 2,691,883
#*H+H International A/S, Class
B 20,685 284,559

Dimensional International Small Cap ETF
continued
Shares Value †
DENMARK — (Continued)
#Harboes Bryggeri A/S, Class
B 744 $ 14,950
ISS A/S 214,565 6,772,368
Jeudan A/S 1,399 44,330
Jyske Bank A/S, Registered 66,970 7,867,193
Matas A/S 41,647 827,848
#MT Hoejgaard Holding A/S 3,849 252,850
Ω#*Netcompany Group A/S 76,250 3,813,944
*Nilfisk Holding A/S, Class B 16,839 280,062
*NKT A/S 77,195 8,662,669
Ω*NNIT A/S 3,576 30,677
#*NTG Nordic Transport
Group A/S 20,459 578,078
Per Aarsleff Holding A/S 34,630 3,939,637
Ringkjoebing Landbobank A/S 34,995 7,913,639
ROCKWOOL A/S, Class A 22,375 766,924
ROCKWOOL A/S, Class B 117,939 4,045,206
Royal Unibrew A/S 70,661 5,347,455
*RTX A/S 98 1,636
ΩScandinavian Tobacco
Group A/S 64,941 862,260
Schouw & Co. A/S 14,811 1,362,157
Solar A/S, Class B 4,416 140,271
#SP Group A/S 12,468 562,737
Sparekassen Sjaelland-Fyn
A/S 17,764 926,703
Sydbank A/S 87,424 7,472,772
TCM Group A/S 789 8,781
#Tivoli A/S 291 26,628
TORM PLC, Class A 31,318 676,506
Trifork Group AG 758 10,018
UIE PLC 1,228 59,791
#Vestjysk Bank A/S 497,679 546,177
TOTAL DENMARK 102,289,288
FINLAND — (2.5%)
*Afarak Group SE 8,843 2,725
Aktia Bank OYJ 39,090 482,760
Alandsbanken Abp, Class B 195 10,196
Alma Media OYJ 1,532 26,170
#Anora Group OYJ 11,473 41,647
*Aspo OYJ 646 4,668
Atria OYJ 1,987 31,419
Bittium OYJ 4,530 88,990
#Citycon OYJ 56,549 192,282
Digia OYJ 56 392
Elisa OYJ 180,561 7,969,359
ΩEnento Group OYJ 13,014 231,620
eQ OYJ 732 9,294
Evli OYJ, Class B 16 397
Finnair OYJ 16,057 52,782
#Fiskars OYJ Abp 19,631 296,368
F-Secure OYJ 33,752 66,772
Gofore OYJ 2,592 42,243
Harvia OYJ 18,025 754,163
Hiab OYJ 51,884 2,875,658
#HKFoods OYJ 1,545 3,014
Huhtamaki OYJ 159,853 5,380,094
Kalmar OYJ, Class B 20,545 852,248
Shares Value †
FINLAND — (Continued)
Kemira OYJ 129,224 $ 2,848,775
*Kempower OYJ 7,271 127,142
Kesko OYJ, Class A 1,738 37,191
Kesko OYJ, Class B 430,529 9,093,583
*Kojamo OYJ 190,255 2,307,918
Konecranes OYJ 89,859 8,878,036
Lassila & Tikanoja OYJ 12,794 146,782
*Lindex Group OYJ 75,598 236,026
Mandatum OYJ 860,302 6,178,207
Marimekko OYJ 24,290 358,294
#Metsa Board OYJ 86,189 292,669
#Metsa Board OYJ 28 153
Metso OYJ 689,404 11,307,053
Neste OYJ 4,174 86,501
NoHo Partners OYJ 4,573 47,081
#Nokian Renkaat OYJ 204,941 2,068,570
Olvi OYJ, Class A 14,205 485,305
#Oma Saastopankki OYJ 1,057 13,371
*Optomed Oy 13,372 60,578
Oriola OYJ, Class B 129,429 176,277
Orion OYJ, Class A 6,126 429,188
Orion OYJ, Class B 170,740 11,932,487
Outokumpu OYJ 665,619 2,868,676
Pihlajalinna OYJ 2,534 43,579
Ponsse OYJ 172 5,042
Puuilo OYJ 133,460 2,187,364
#*QT Group OYJ 10,606 434,572
Raisio OYJ, Class V 120,415 349,543
Revenio Group OYJ 14,522 405,624
Sampo OYJ, Class A 135,600 1,510,777
Sanoma OYJ 95,283 1,165,743
Scanfil OYJ 16,111 203,805
Siili Solutions OYJ 20 107
*SRV Group OYJ 36 219
Stora Enso OYJ, Class R 721,739 8,413,624
Suominen OYJ 124 239
Taaleri PLC 28,263 234,872
ΩTerveystalo OYJ 153,309 1,650,938
TietoEVRY OYJ 167,300 3,593,551
#Tokmanni Group Corp. 68,136 674,754
Vaisala OYJ, Class A 16,768 830,271
Valmet OYJ 211,967 6,901,649
Wartsila OYJ Abp 1,500 49,117
#*YIT OYJ 143,808 486,663
TOTAL FINLAND 108,537,177
FRANCE — (5.6%)
*74Software SA 277 11,446
ABC arbitrage 16,633 102,900
Aeroports de Paris SA 4,820 661,470
*Air France-KLM 15,362 205,235
AKWEL SADIR, Class B 3,768 48,274
*Alstom SA 537,028 13,419,502
Alten SA 45,595 3,760,114
Ω*Aramis Group SAS 1,981 14,359
Arkema SA 62,609 3,721,565
Assystem SA 1,623 81,487
Aubay 1,840 106,187
ΩAyvens SA 370,124 4,942,676

Dimensional International Small Cap ETF
continued
Shares Value †
FRANCE — (Continued)
*Bastide le Confort Medical 3,681 $ 104,941
#Beneteau SACA 43,960 424,429
Bonduelle SCA 32,273 331,148
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 384
Carrefour SA 797,999 12,019,722
*Cegedim SA 7,137 93,908
Cie des Alpes 26,688 612,986
*Claranova SE, Registered 52,827 103,044
*Clariane SE 286,938 1,233,992
Coface SA 213,448 3,764,411
Derichebourg SA 153,745 1,050,520
*Eagle Football Group 44 83
Edenred SE 238,943 6,875,403
Eiffage SA, Class P 27,797 3,423,292
#*Ekinops SAS 20,481 37,208
Electricite de Strasbourg SA,
Class B 490 98,973
Ω*Elior Group SA 244,287 790,042
Elis SA 254,521 7,097,446
*Emeis SA 24,191 399,554
Equasens 1,741 76,259
Eramet SA 15,450 1,059,245
Esso SA Francaise 5,442 612,099
Etablissements Maurel et
Prom SA 101,814 566,887
*Euroapi SA 101,980 377,599
Eurofins Scientific SE 19,458 1,373,110
*Exail Technologies SA 242 23,211
Exel Industries SA, Class A 4 159
Exosens SAS 8,861 499,607
FDJ UNITED 153,399 4,475,908
*FIGEAC-AERO 5,628 78,925
Fnac Darty SA 15,522 508,801
*Forvia SE 226,757 2,907,745
Gaztransport Et Technigaz SA 62,373 12,353,655
#*Genfit SA 12,716 53,101
Getlink SE 175,525 3,207,018
GL Events SACA 16,745 535,361
Groupe Crit SA 12 859
#Guerbet 4,456 81,878
Haulotte Group SA 146 342
*ID Logistics Group SACA 7,759 3,528,446
Imerys SA 93,733 2,313,033
#Infotel SA 4,929 229,269
#*Innate Pharma SA 23,277 44,920
Interparfums SA 30,624 1,008,075
Ipsen SA 41,953 5,897,825
IPSOS SA 51,799 1,987,303
Jacquet Metals SACA 16,466 332,969
JCDecaux SE 105,324 1,919,513
Kaufman & Broad SA 20,436 688,748
#*La Francaise De L'energie
SACA 614 24,237
*Latecoere SACA 428,412 6,824
Laurent-Perrier 98 10,587
#Lectra 3,001 79,667
Linedata Services 4 207
Shares Value †
FRANCE — (Continued)
LISI SA 18,833 $ 1,104,243
LNA Sante SA 2,231 62,316
*Lumibird 1,200 30,055
Ω#Maisons du Monde SA 13,831 32,646
Manitou BF SA 14,026 282,009
Mersen SA 16,226 410,145
Metropole Television SA 36,096 498,278
Neurones 1,114 50,660
Nexans SA 54,137 7,623,169
#*Nexity SA 72,174 756,394
NRJ Group 1,748 16,262
Oeneo SA 230 2,453
Opmobility 75,341 1,231,335
#*OVH Groupe SA 28,056 263,592
*Pierre Et Vacances SA 165,419 310,447
Pluxee NV 101,311 1,958,632
Quadient SA 35,014 602,965
#Remy Cointreau SA 34,043 1,688,791
Renault SA 227,272 8,840,104
Rexel SA 364,878 12,634,280
Robertet SA, Class A 821 789,350
Rubis SCA 148,886 5,409,662
Savencia SA 969 69,789
SCOR SE 302,770 9,183,744
SEB SA 47,297 2,619,241
Seche Environnement SACA 4,112 333,175
SES SA 581,871 4,462,757
Ω*SMCP SA 59,144 417,094
Societe BIC SA 33,562 1,871,012
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 2,346
Societe LDC SADIR 6,732 717,179
#Sodexo SA 105,685 5,860,004
#*Solutions 30 SE 1,135 1,306
Sopra Steria Group 25,263 3,933,493
SPIE SA 214,158 10,905,645
Stef SA 3,690 515,339
Sword Group 4,789 202,858
Synergie SE 515 19,972
Technip Energies NV 236,950 9,632,247
Teleperformance SE 93,921 6,716,696
Television Francaise 1 SA 72,789 666,224
Thermador Groupe 5,686 501,397
#Trigano SA 17,913 2,987,567
*Ubisoft Entertainment SA 188,773 1,687,714
Valeo SE 485,616 6,717,576
Vallourec SACA 308,870 5,755,663
Vetoquinol SA 4,285 368,953
Vicat SACA 31,597 2,370,504
VIEL & Cie SA 13,753 279,378
Virbac SACA 4,853 1,985,675
#*Viridien 22,867 2,797,671
Vivendi SE 1,441,495 5,194,307
#*Voltalia SA, Registered 45,072 371,438
Vranken-Pommery Monopole
SA 12 165
VusionGroup 11,118 3,100,310

Dimensional International Small Cap ETF
continued
Shares Value †
FRANCE — (Continued)
Wavestone 1,141 $ 67,954
Ω*X-Fab Silicon Foundries SE 13,139 83,408
TOTAL FRANCE 249,397,682
GERMANY — (6.1%)
1&1 AG 32,914 812,973
*7C Solarparken AG 31,570 58,009
Adesso SE 3,634 393,012
Adtran Networks SE 6,532 162,848
#AIXTRON SE 130,088 2,083,300
All for One Group SE 2,054 96,726
AlzChem Group AG 13,412 2,578,993
Amadeus Fire AG 707 43,004
Atoss Software SE 13,523 1,813,680
ΩAumann AG 2,908 42,224
#Aurubis AG 35,780 4,662,468
*Auto1 Group SE 5,750 202,020
*Basler AG 1,338 26,871
Bechtle AG 134,086 5,670,488
ΩBefesa SA 70,568 2,337,606
Bijou Brigitte AG 4,660 218,908
Bilfinger SE 31,995 3,452,831
Borussia Dortmund GmbH &
Co. KGaA 97,182 384,174
Brenntag SE 185,743 10,322,629
CANCOM SE 42,096 1,197,676
Carl Zeiss Meditec AG, Class
BR 36,931 1,871,273
*CECONOMY AG 171,282 876,773
CENIT AG 763 6,217
Cewe Stiftung & Co. KGAA 6,122 702,362
#CTS Eventim AG & Co.
KGaA 68,787 6,160,978
Ω#*Delivery Hero SE 31,726 805,600
Dermapharm Holding SE 19,771 779,293
Deutsche Wohnen SE 31,924 795,889
Deutz AG 179,733 1,781,979
Draegerwerk AG & Co. KGaA 1,726 121,521
Duerr AG 104,433 2,434,841
ΩDWS Group GmbH & Co.
KGaA 59,275 3,793,628
Eckert & Ziegler SE 102,694 2,006,705
*EDAG Engineering Group AG 90 719
Elmos Semiconductor SE 15,040 1,419,982
ElringKlinger AG 41,801 195,158
#Energiekontor AG 7,312 285,256
Evonik Industries AG 422,947 7,093,051
#*Evotec SE 241,172 1,963,559
Fabasoft AG 2,056 35,833
Fielmann Group AG 24,051 1,314,422
flatexDEGIRO AG 159,077 6,036,994
FORTEC Elektronik AG 12 166
*Fraport AG Frankfurt Airport
Services Worldwide 62,459 5,349,097
Freenet AG 214,233 6,671,291
Friedrich Vorwerk Group SE 22,525 2,420,449
FUCHS SE 14,745 523,325
GEA Group AG 184,802 13,224,520
#Gerresheimer AG 13,569 432,254
Shares Value †
GERMANY — (Continued)
Gesco SE 2,211 $ 40,576
#GFT Technologies SE 24,361 500,491
*Grand City Properties SA 80,644 1,027,597
Hawesko Holding SE 104 2,509
#*Heidelberger
Druckmaschinen AG 408,224 919,729
*HelloFresh SE 331,264 2,684,064
#Hensoldt AG 68,251 7,263,091
*HomeToGo SE 5,553 9,902
Hornbach Holding AG & Co.
KGaA 22,203 2,221,838
HUGO BOSS AG 103,526 4,594,384
#*Hypoport SE 653 97,528
Indus Holding AG 24,460 633,803
Init Innovation in Traffic
Systems SE 3,215 173,292
ΩInstone Real Estate Group
SE 39,711 379,968
*IONOS Group SE 32,674 1,159,655
IVU Traffic Technologies AG 4,601 108,865
Jenoptik AG 80,094 1,808,216
ΩJOST Werke SE 12,625 735,875
K+S AG, Registered 324,225 4,232,438
KION Group AG 112,392 7,977,964
#Kloeckner & Co. SE 140,091 895,780
*Koenig & Bauer AG 13,131 201,572
#Kontron AG 80,535 2,108,188
Krones AG 14,752 2,141,969
KWS Saat SE & Co. KGaA 14,181 1,093,365
LANXESS AG 191,633 4,565,218
LEG Immobilien SE,
Registered 138,413 10,551,914
*LPKF Laser & Electronics SE 7,440 56,676
*Medios AG 1,539 21,671
MLP SE 76,125 624,710
Mutares SE & Co. KGaA 21,973 701,239
#Nagarro SE 7,680 428,321
#*Nordex SE 191,873 5,664,948
Norma Group SE 58,103 942,900
*Pentixapharm Holding AG 16,864 29,975
Pfeiffer Vacuum Technology
AG 873 157,188
ProCredit Holding AG 31,617 282,451
*PSI Software SE, Registered 1,339 69,701
Puma SE 10,302 219,025
PVA TePla AG 28,998 886,943
*q.beyond AG 21,858 21,495
#QIAGEN NV 38,548 1,813,500
QIAGEN NV 251,175 11,767,549
Rational AG 5,296 3,884,589
RENK Group AG 40,860 3,102,700
#RTL Group SA 67,012 2,587,201
SAF-Holland SE 1,262 20,538
Salzgitter AG 31,113 1,009,808
#Schaeffler AG 343,076 2,781,751
Schloss Wachenheim AG 12 216
#Schott Pharma AG & Co.
KGaA 2,955 66,235
ΩScout24 SE 52,277 6,045,886

Dimensional International Small Cap ETF
continued
Shares Value †
GERMANY — (Continued)
Secunet Security Networks AG 252 $ 57,881
#*SFC Energy AG, Class BR 4,112 74,988
#*SGL Carbon SE, Registered 12,510 44,256
#Siltronic AG 12,782 789,286
Sixt SE 28,001 2,462,692
*SMA Solar Technology AG 21,569 646,273
Stabilus SE 12,361 310,309
STRATEC SE 4,695 127,346
Stroeer SE & Co. KGaA 60,460 2,648,265
Suedzucker AG 142,632 1,575,471
#SUSS MicroTec SE 25,831 831,219
#Symrise AG 35,239 2,919,501
#TAG Immobilien AG 352,046 5,847,117
Takkt AG 23,803 123,631
Ω*TeamViewer SE 225,965 1,661,354
Technotrans SE 1,100 45,198
thyssenkrupp AG 1,157,864 12,129,240
*Tkms AG& Co. KGaA 54,517 5,144,004
*TUI AG 944,202 8,044,897
United Internet AG 150,222 4,636,353
Verbio SE 13,838 245,647
Vossloh AG 13,557 1,237,718
Wacker Chemie AG 20,220 1,597,483
Wacker Neuson SE 39,062 851,213
Washtec AG 5,236 249,592
*Westwing Group SE 5,314 70,534
Wuestenrot &
Wuerttembergische AG 31,323 511,204
Ω*Zalando SE 319,678 8,951,279
Zeal Network SE 3,233 181,353
TOTAL GERMANY 270,995,886
GREENLAND — (0.0%)
GronlandsBANKEN A/S 4 541
TOTAL GREENLAND 541
HONG KONG — (1.8%)
*<Aidigong Maternal & Child
Health, Ltd. 3,933 496
Analogue Holdings, Ltd. 2,000 237
ASMPT, Ltd. 440,100 4,643,241
Bank of East Asia, Ltd. (The) 1,019,211 1,757,215
Bright Smart Securities &
Commodities Group, Ltd. 1,832,000 2,293,477
#Cafe de Coral Holdings, Ltd. 470,000 379,764
#*Central New Energy Holding
Group, Ltd. 134,000 163,444
*Chia Tai Enterprises
International, Ltd. 11,500 10,076
Chow Sang Sang Holdings
International, Ltd. 533,000 955,288
CITIC Telecom International
Holdings, Ltd. 2,597,000 825,325
CK Life Sciences Int'l
Holdings, Inc. 1,922,000 222,562
C-Mer Medical Holdings, Ltd. 672,000 157,361
*Cowell e Holdings, Inc. 430,000 1,710,661
ΩCrystal International Group,
Ltd. 890,000 779,818
CTF Services, Ltd. 763,000 824,631
Shares Value †
HONG KONG — (Continued)
Dah Sing Banking Group, Ltd. 552,800 $ 782,378
Dah Sing Financial Holdings,
Ltd. 243,600 1,126,449
#*Deep Source Holdings, Ltd. 7,840,000 766,630
#DL Holdings Group, Ltd. 91,000 29,622
Dream International, Ltd. 240,000 300,456
Emperor Watch & Jewellery,
Ltd. 4,900,000 176,527
Fairwood Holdings, Ltd. 500 330
Far East Consortium
International, Ltd. 1,918,900 187,638
First Pacific Co., Ltd. 2,392,000 1,929,677
*First Shanghai Investments,
Ltd. 840,000 31,883
Ω#*FIT Hon Teng, Ltd. 1,388,000 1,041,152
Ω*Frontage Holdings Corp. 162,000 24,804
FSE Lifestyle Services, Ltd. 54,000 40,158
Giordano International, Ltd. 1,400,000 266,591
*GR Life Style Co., Ltd. 126,000 32,099
Great Eagle Holdings, Ltd. 294,031 550,821
Guoco Group, Ltd. 2,000 19,943
#Guotai Junan International
Holdings, Ltd. 1,573,000 771,098
Hang Lung Group, Ltd. 929,000 1,770,218
Hang Lung Properties, Ltd. 5,964,575 6,638,220
*HKR International, Ltd. 800 112
#Hong Kong Technology
Venture Co., Ltd. 797,678 146,764
*Hongkong & Shanghai Hotels,
Ltd. (The) 267,000 210,929
Ω*Honma Golf, Ltd. 500 214
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,810,000 253,841
Hysan Development Co., Ltd. 804,000 1,665,474
IGG, Inc. 1,095,000 549,459
ΩImpro Precision Industries,
Ltd. 237,000 152,466
Jacobson Pharma Corp., Ltd. 634,000 118,280
JBM Healthcare, Ltd. 239,018 91,029
#Johnson Electric Holdings,
Ltd. 565,219 2,657,305
Karrie International Holdings,
Ltd. 118,000 42,966
Kerry Properties, Ltd. 664,500 1,672,322
*Kingkey Financial
International Holdings, Ltd. 1,300,000 24,922
KLN Logistics Group, Ltd. 315,000 290,999
#Kowloon Development Co.,
Ltd. 205,188 99,793
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 19,602 1,286
Luk Fook Holdings
International, Ltd. 519,000 1,661,398
Man Wah Holdings, Ltd. 2,115,200 1,289,988
*Melco International
Development, Ltd. 1,234,999 742,061

Dimensional International Small Cap ETF
continued
Shares Value †
HONG KONG — (Continued)
*Midland Holdings, Ltd., Class
B 800,000 $ 225,419
#Modern Dental Group, Ltd. 410,000 275,366
*Modern Innovative Digital
Technology Co., Ltd. 784,000 11,701
#*Mongolian Mining Corp. 942,000 1,374,422
NagaCorp, Ltd. 1,211,112 811,854
#*New World Development
Co., Ltd. 1,194,000 1,104,560
Nissin Foods Co., Ltd. 236,000 203,747
*Novautek Technologies
Group, Ltd. 90,000 3,011
Orbusneich Medical Group
Holdings, Ltd. 37,500 21,664
Oriental Watch Holdings 578,000 252,850
Pacific Basin Shipping, Ltd. 12,461,000 4,120,425
Pacific Textiles Holdings, Ltd. 1,359,000 253,538
PAX Global Technology, Ltd. 2,108,000 1,445,619
PCCW, Ltd. 3,331,000 2,378,612
Pico Far East Holdings, Ltd. 174,000 58,655
Plover Bay Technologies, Ltd. 304,000 251,110
Public Financial Holdings, Ltd. 2,000 332
#Sa Sa International Holdings,
Ltd. 578,000 46,108
ΩSamsonite Group SA 1,294,800 2,710,480
Shangri-La Asia, Ltd. 1,130,000 705,141
*Shenwan Hongyuan HK, Ltd. 505,000 107,209
*Shun Tak Holdings, Ltd. 1,422,000 133,561
*Sinohope Technology
Holdings, Ltd. 476,000 278,660
*SJM Holdings, Ltd. 3,008,249 1,095,358
*Smart Fish Wealthlink
Holdings, Ltd. 331,800 18,357
SmarTone
Telecommunications Holdings,
Ltd. 409,500 254,482
Stella International Holdings,
Ltd. 774,500 1,646,219
#SUNeVision Holdings, Ltd. 883,000 686,205
Tai Hing Group Holdings, Ltd. 2,000 288
*Television Broadcasts, Ltd. 383,900 163,494
Texhong International Group,
Ltd. 389,500 228,522
*TOM Group, Ltd. 2,000 108
#*Tongda Group Holdings, Ltd. 162,199 96,207
Transport International
Holdings, Ltd. 127,085 174,795
#United Laboratories
International Holdings, Ltd.
(The) 1,710,000 2,765,588
*Unity Group Holdings
International, Ltd. 1,222,000 62,105
Vitasoy International Holdings,
Ltd. 868,000 848,769
*Viva Goods Company, Ltd. 1,408,000 106,884
#*Vobile Group, Ltd. 803,000 536,215
VSTECS Holdings, Ltd. 1,582,000 1,962,183
VTech Holdings, Ltd. 242,700 1,981,333
Wynn Macau, Ltd., Class B 2,278,000 1,937,364
Shares Value †
HONG KONG — (Continued)
*Xingye Alloy Materials Group,
Ltd. 1,000 $ 129
#Xinyi Glass Holdings, Ltd. 4,043,615 4,729,222
Yee Hop Holdings, Ltd. 169,000 71,973
YesAsia Holdings, Ltd. 182,000 117,318
#Yue Yuen Industrial Holdings,
Ltd. 1,093,500 2,006,293
*Yunfeng Financial Group, Ltd. 102,000 54,857
TOTAL HONG KONG 81,200,210
IRELAND — (0.2%)
Cairn Homes PLC 1,293,693 2,878,855
Dalata Hotel Group PLC 47,296 351,554
FBD Holdings PLC 9,849 164,832
Glanbia PLC 228,611 3,873,510
Ω*Glenveagh Properties PLC 589,108 1,297,343
Irish Continental Group PLC 35,542 235,470
*Permanent TSB Group
Holdings PLC 95,137 318,441
TOTAL IRELAND 9,120,005
ISRAEL — (1.0%)
#*Accel Solutions Group, Ltd. 43,374 21,872
Ackerstein Group, Ltd. 21,026 62,648
*AFI Properties, Ltd. 80 5,421
#Africa Israel Residences, Ltd. 7,530 658,777
#*Alarum Technologies, Ltd. 42,712 67,057
*Alarum Technologies, Ltd.,
ADR 335 5,398
*Allot, Ltd., Registered 7,981 77,818
Alrov Properties and Lodgings,
Ltd., Registered 48 4,301
Altshuler Shaham Finance,
Ltd. 64,322 170,599
Analyst IMS Investment
Management Services, Ltd. 10,514 439,403
Arad, Ltd. 10,194 163,395
*Argo Properties NV 23,085 847,722
*Ashdod Refinery, Ltd. 3,181 53,909
#Atreyu Capital Markets, Ltd. 4,493 106,340
AudioCodes, Ltd. 29,298 261,631
AudioCodes, Ltd. 3,812 33,901
Automatic Bank Services, Ltd. 24,184 168,475
*Avgol Industries 1953, Ltd. 1,020 432
Ayalon Holdings, Ltd. 22,372 472,987
#Azorim-Investment
Development & Construction
Co., Ltd. 75,369 506,289
*Bet Shemesh Engines
Holdings 1997, Ltd. 9,559 1,981,300
Blue Square Real Estate, Ltd. 5,203 629,950
Carasso Motors, Ltd. 56,154 672,978
Carasso Real Estate, Ltd. 8,452 101,033
#Castro Model, Ltd. 2,017 122,599
*Cellcom Israel, Ltd. 81,453 850,774
Danel Adir Yeoshua, Ltd. 7,718 1,069,639
Danya Cebus, Ltd. 15,112 637,135
Delek Automotive Systems,
Ltd. 73,419 620,438
Delta Galil, Ltd. 7,346 410,394

Dimensional International Small Cap ETF
continued
Shares Value †
ISRAEL — (Continued)
#Delta Israel Brands, Ltd. 6,968 $ 225,900
Diplomat Holdings, Ltd. 8,913 141,465
*Doral Group Renewable
Energy Resources, Ltd. 167,370 1,200,937
Duniec Brothers, Ltd. 4,504 373,696
*El Al Israel Airlines – 2
Electra Consumer Products
1970, Ltd. 17,070 591,696
#*Electra Real Estate, Ltd. 10,191 156,582
#*Electreon Wireless, Ltd. 6,279 118,858
*Enlight Renewable Energy,
Ltd. 1 21
*Equital, Ltd. 1,150 55,050
FMS Enterprises Migun, Ltd. 1,776 102,329
Fox Wizel, Ltd. 13,125 1,515,695
*Gilat Satellite Networks, Ltd. 89,757 1,289,729
*Hagag Group Real Estate
Development 39,426 283,501
Hamat Group, Ltd. 2,272 10,933
Hilan, Ltd. 560 44,174
IDI Insurance Co., Ltd. 14,232 846,695
Inrom Construction Industries,
Ltd. 213,934 1,592,244
#*Intercure, Ltd. 13,830 19,613
#Israel Canada T.R, Ltd.,
Class A 143,278 748,487
Israel Shipyards Industries,
Ltd. 4,718 181,662
*Israir Group, Ltd. 110,118 60,943
Isras Investment Co., Ltd. 1,666 467,004
Issta, Ltd. 15,059 492,372
Kamada, Ltd. 29,828 206,410
Kamada, Ltd. 1,423 9,953
#Kardan Real Estate
Enterprise & Development,
Ltd., Registered 95,902 207,500
Kerur Holdings, Ltd. 36 1,003
Klil Industries, Ltd. 192 11,098
Kvutzat Acro, Ltd. 37,748 551,801
Lahav L.R. Real Estate, Ltd. 53,789 103,968
Land Development Nimrodi
Group, Ltd. 31,068 356,105
Lapidoth Capital, Ltd. 16,465 414,888
Libra Insurance Co., Ltd. 30,486 150,547
M Yochananof & Sons, Ltd. 6,105 515,910
Magic Software Enterprises,
Ltd. 4,625 95,223
#Magic Software Enterprises,
Ltd. 44,182 913,684
*Malam - Team, Ltd. 8,334 358,284
Max Stock, Ltd. 111,485 801,656
Mediterranean Towers, Ltd. 97,951 433,739
Mega Or Holdings, Ltd. 3,327 204,474
Meitav Investment House, Ltd. 42,046 1,320,478
*Meshek Energy Renewable
Energies, Ltd. 311,157 631,073
Meshulam Levinstein
Contracting & Engineering,
Ltd. 3,064 461,854
Shares Value †
ISRAEL — (Continued)
Naphtha Israel Petroleum
Corp., Ltd. 19,820 $ 166,273
*Nayax, Ltd. 7,069 296,298
Neto Malinda Trading, Ltd. 18,647 817,690
#*Neto ME Holdings, Ltd. 2,113 134,863
*Nexxen International, Ltd. 8,943 73,511
Oil Refineries, Ltd. 3,705,117 1,083,914
One Software Technologies,
Ltd. 13,103 352,600
*OY Nofar Energy, Ltd. 15,495 495,200
Palram Industries 1990, Ltd. 21,079 486,394
Partner Communications Co.,
Ltd. 16,350 162,937
*Perion Network, Ltd. 38,472 359,515
#Plasson Industries, Ltd.,
Class B 3,755 219,240
*Pluri, Inc. 1 2
Polyram Plastic Industries, Ltd. 39,879 138,967
#Prashkovsky Investments
and Construction, Ltd. 17,446 892,618
*Priortech, Ltd. 12,297 933,366
Qualitau, Ltd. 7,905 1,214,584
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 14,897 1,402,173
*Rani Zim Shopping Centers,
Ltd. 48,851 86,602
*Rapac Communication &
Infrastructure, Ltd. 20 373
Retailors, Ltd. 12,992 230,759
Sano-Brunos Enterprises, Ltd.,
Class 1 103 12,417
Scope Metals Group, Ltd. 11,223 541,113
*Shikun & Binui Soltec
Renewable Energy 222,230 185,749
Suny Cellular Communication,
Ltd. 424 202
#Tadiran Group, Ltd. 2,254 120,243
Ω#Tamar Petroleum, Ltd. 51,975 645,096
*TAT Technologies, Ltd. 6,372 274,132
Tel Aviv Stock Exchange, Ltd. 9,900 231,209
Telsys, Ltd. 1,454 88,040
#Tiv Taam Holdings 1, Ltd. 45,716 123,625
Turpaz Industries, Ltd. 24,113 395,165
*Veridis Environment, Ltd. 28,244 280,774
Villar International, Ltd. 1,472 86,985
YD More Investments, Ltd. 82,936 1,134,884
TOTAL ISRAEL 43,161,364
ITALY — (4.0%)
A2A SpA 3,179,727 9,270,534
*Abitare In SpA 7,354 24,063
ACEA SpA 45,370 1,100,736
#Amplifon SpA 55,102 941,262
Ariston Holding NV, Class B 74,088 307,845
Arnoldo Mondadori Editore
SpA 174,071 418,904
Ascopiave SpA 89,324 331,975
#Avio SpA 2,500 108,351
Azimut Holding SpA 192,060 7,514,813
B&C Speakers SpA 680 11,930

Dimensional International Small Cap ETF
continued
Shares Value †
ITALY — (Continued)
Banca Generali SpA 74,882 $ 4,235,016
Banca IFIS SpA 107,438 2,777,714
Banca Mediolanum SpA 26,625 535,020
Banca Monte dei Paschi di
Siena SpA 972,609 8,513,697
#Banca Profilo SpA 1,324 245
Ω*Banca Sistema SpA 92,790 167,716
Banco di Desio e della Brianza
SpA 67,563 618,392
#BF SpA 16,734 83,631
#Biesse SpA 8,403 55,089
BPER Banca SPA 23,400 279,671
#Brembo NV 172,971 1,865,667
#Brunello Cucinelli SpA 64,076 6,488,952
Buzzi SpA 114,516 6,892,901
*Cairo Communication SpA 75,430 250,737
ΩCarel Industries SpA 26,590 692,064
Cembre SpA 4,280 312,207
Cementir Holding NV 55,932 1,031,618
*CIR SpA-Compagnie
Industriali 674,365 537,842
Comer Industries SpA, Class R 651 27,651
Credito Emiliano SpA 127,414 2,017,682
d'Amico International Shipping
SA 54,295 281,376
Danieli & C Officine
Meccaniche SpA 42,590 2,305,484
Danieli & C Officine
Meccaniche SpA 56,272 2,158,912
Datalogic SpA, Class M 7,240 38,356
#Davide Campari-Milano NV,
Class M 168,176 1,171,253
De' Longhi SpA 70,635 2,577,884
DiaSorin SpA 316 27,975
Ω*doValue SpA 68,016 212,432
El.En. SpA 6,850 89,736
Emak SpA 30,699 36,142
ΩEnav SpA 489,812 2,562,128
Equita Group SpA 16,248 107,832
#ERG SpA 73,950 1,908,497
Esprinet SpA 35,547 237,964
#Ferretti SpA 49,830 163,684
Fiera Milano SpA 40,193 364,632
Fila SpA 62,705 688,279
*Fincantieri SpA 164,663 4,226,806
#FNM SpA 76,407 40,038
Garofalo Health Care SpA 21,608 130,436
Gefran SpA 1,181 17,039
#*Geox SpA 544 212
GPI SpA 6,472 126,990
Ω*GVS SpA 4,523 22,448
Hera SpA 988,265 4,437,155
*I Grandi Viaggi SpA 3,468 8,646
IMMSI SpA 82,293 54,710
Industrie De Nora SpA 2,534 21,102
Intercos SpA 40,805 555,747
Interpump Group SpA, Class R 56,486 2,914,271
Iren SpA 746,268 2,203,317
Italgas SpA 925,668 9,711,821
Shares Value †
ITALY — (Continued)
Italmobiliare SpA 15,102 $ 568,242
Iveco Group NV 179,757 3,825,853
#*Juventus Football Club SpA 42,318 134,026
Lottomatica Group Spa 371,890 9,177,064
LU-VE SpA, Registered 6,868 286,167
Maire SpA 250,986 3,806,505
#MARR SpA 51,286 544,588
MFE MediaForEurope NV,
Class A 342,765 1,239,081
MFE-MediaForEurope NV,
Class A 518,833 1,838,432
MFE-MediaForEurope NV,
Class B 59,511 277,773
Moltiply Group SpA 15,929 865,027
*NewPrinces SpA 7,053 162,160
Ω#Nexi SpA 697,653 3,676,689
Orsero SpA 11,643 244,041
ΩOVS SpA 328,818 1,659,271
Pharmanutra SpA 2,820 150,700
#Piaggio & C SpA 246,575 561,510
ΩPirelli & C SpA 550,490 3,860,546
ΩRAI Way SpA 115,662 792,974
Recordati Industria Chimica e
Farmaceutica SpA 62,987 3,744,033
Reply SpA 38,769 5,441,263
Revo Insurance SpA 13,414 276,207
Rizzoli Corriere Della Sera
Mediagroup SpA 134,990 160,480
Sabaf SpA 44 711
*Safilo Group SpA 166,419 325,385
#Saipem SpA 2,481,451 6,461,396
*Salvatore Ferragamo SpA 61,971 499,259
#Sanlorenzo SpA 21,493 840,966
*Seco SpA 18,854 74,859
Sesa SpA 19,955 1,856,386
Sogefi SpA 25,167 101,667
SOL SpA 26,518 1,554,841
ΩTechnogym SpA 282,738 5,123,484
*Telecom Italia SpA 19,057,253 11,244,307
*Telecom Italia SpA 6,649,601 4,422,322
Tinexta Spa 12,609 215,535
*TREVI - Finanziaria
Industriale SpA 116,367 58,694
TXT e-solutions SpA 9,918 378,908
Unipol Assicurazioni SpA 45,982 1,006,520
#Webuild SpA 713,827 2,882,002
#Wiit SpA 7,277 165,631
#Zignago Vetro SpA 23,132 200,509
TOTAL ITALY 177,523,243
JAPAN — (22.2%)
#&Do Holdings Co., Ltd. 13,200 92,453
77 Bank, Ltd. (The) 100,500 4,315,391
A&D HOLON Holdings Co.,
Ltd. 38,800 510,516
AB&Company Co., Ltd.,
Registered 3,400 24,211
Abalance Corp. 1,500 8,958
#*Access Co., Ltd. 42,200 149,017

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Achilles Corp. 12,200 $ 99,466
#AD Works Group Co., Ltd. 200,300 617,588
ADEKA Corp. 150,100 3,408,197
#Ad-sol Nissin Corp. 15,100 144,085
Adtec Plasma Technology
Co., Ltd. 1,500 11,801
Advan Group Co., Ltd. 17,800 99,714
Advanced Media, Inc. 12,800 89,651
*Aeon Fantasy Co., Ltd. 12,600 228,109
#Aeon Hokkaido Corp. 50,800 286,555
Aeon Kyushu Co., Ltd. 1,600 31,147
AFC-HD AMS Life Science
Co., Ltd. 6,000 33,144
#*Agora Hospitality Group Co.,
Ltd. 20,900 7,733
Ahresty Corp. 49,700 259,380
Ai Holdings Corp. 32,800 570,601
Aica Kogyo Co., Ltd. 64,300 1,515,102
Aichi Financial Group, Inc. 36,400 939,210
Aichi Steel Corp. 40,800 703,946
Aichi Tokei Denki Co., Ltd. 2,500 45,325
Aida Engineering, Ltd. 121,700 729,149
Aidma Holdings, Inc. 2,100 40,240
#Aiming, Inc. 47,600 70,139
Ain Holdings, Inc. 43,700 1,832,759
Airman Corp. 12,100 151,275
Airport Facilities Co., Ltd. 41,500 277,466
#Airtech Japan, Ltd. 4,400 36,216
#Airtrip Corp. 18,500 104,356
Aisan Industry Co., Ltd. 100,000 1,360,553
AIT Corp. 6,800 88,457
Aizawa Securities Group Co.,
Ltd. 2,700 22,907
#*Akebono Brake Industry
Co., Ltd. 339,500 253,432
Akita Bank, Ltd. (The) 12,900 306,056
Albis Co., Ltd. 5,400 94,081
Alconix Corp. 62,039 873,068
Alfresa Holdings Corp. 120,901 1,708,098
Alinco, Inc. 12,000 80,543
Alleanza Holdings Co., Ltd. 100 678
#Allied Telesis Holdings KK,
Class B 111,400 157,640
Almado, Inc. 2,400 16,732
#Alpen Co., Ltd. 26,000 384,291
Alpha Corp. 6,891 52,022
AlphaPolis Co., Ltd. 12,900 127,196
Alps Alpine Co., Ltd.,
Registered 448,500 5,665,386
#Altech Corp. 10,500 174,415
Amano Corp. 46,100 1,225,104
#Amiyaki Tei Co., Ltd. 15,900 137,372
#Amvis Holdings, Inc. 108,100 367,689
Anabuki Kosan, Inc. 1,400 19,575
and ST HD Co., Ltd., Class B 29,035 490,969
Anest Iwata Corp. 26,600 262,279
Anicom Holdings, Inc., Class B 226,300 1,169,289
Anrakutei Co., Ltd. 600 14,099
Anycolor, Inc. 66,100 2,591,568
Shares Value †
JAPAN — (Continued)
#*AnyMind Group, Inc. 13,200 $ 59,379
AOKI Holdings, Inc. 55,900 603,432
Aoyama Trading Co., Ltd. 147,200 2,178,547
Aoyama Zaisan Networks Co.,
Ltd. 16,800 219,194
Aozora Bank, Ltd., Class A 69,700 997,847
#Appier Group, Inc. 42,000 353,874
Arakawa Chemical Industries,
Ltd. 10,900 78,820
Arata Corp. 19,200 374,516
Araya Industrial Co., Ltd. 2,100 67,203
ARCLANDS Corp. 152,137 1,730,187
Arcs Co., Ltd. 39,000 793,645
ARE Holdings, Inc. 51,700 822,878
Arealink Co., Ltd. 31,400 207,288
#*Arent, Inc. 1,900 51,368
Argo Graphics, Inc. 61,600 547,405
Arisawa Manufacturing Co.,
Ltd. 113,800 1,202,599
Artience Co., Ltd. 37,700 769,637
Artner Co., Ltd. 6,700 85,808
As One Corp. 53,400 872,986
Asahi Co., Ltd. 25,400 215,493
Asahi Diamond Industrial Co.,
Ltd. 85,900 467,263
Asahi Kogyosha Co., Ltd. 10,300 210,272
Asahi Net, Inc. 24,600 112,257
ASAHI YUKIZAI Corp. 17,100 533,907
Asanuma Corp. 123,700 696,166
Ascentech KK 5,700 52,799
*Ashimori Industry Co., Ltd. 3,100 83,207
Asia Pile Holdings Corp. 51,500 406,504
ASKA Pharmaceutical
Holdings Co., Ltd. 29,400 399,621
ASKUL Corp. 49,800 453,859
Astena Holdings Co., Ltd. 52,600 159,792
#*Atom Corp. 18,800 66,143
#Atrae, Inc. 25,300 114,959
Aucnet, Inc. 8,600 112,430
Autobacs Seven Co., Ltd. 108,800 1,088,318
Avant Group Corp. 24,200 249,140
Avantia Co., Ltd. 5,000 26,646
Avex, Inc. 17,200 134,871
Awa Bank, Ltd. (The) 37,900 895,498
#Axell Corp. 10,100 90,671
Axial Retailing, Inc. 79,400 561,271
#AZ-COM MARUWA Holdings,
Inc. 43,500 290,273
AZOOM Co., Ltd. 6,200 193,580
Bando Chemical Industries,
Ltd. 30,400 382,430
*Bank of Innovation, Inc. 2,100 104,008
Bank of Iwate, Ltd. (The) 11,100 291,811
Bank of Kochi, Ltd. (The) 900 5,182
Bank of Nagoya, Ltd. (The) 34,200 873,565
Bank of Saga, Ltd. (The) 10,200 212,203
Bank of the Ryukyus, Ltd. 69,700 680,916
Baroque Japan, Ltd. 4,300 20,795
Base Co., Ltd. 11,000 250,268

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#*baudroie, Inc. 5,700 $ 107,114
Beauty Garage, Inc. 11,900 109,379
Belc Co., Ltd., Class R 6,200 291,376
Bell System24 Holdings, Inc. 46,700 401,355
Belluna Co., Ltd. 104,400 689,201
*Bengo4.com, Inc. 18,500 366,265
#Bewith, Inc. 7,800 76,301
Bic Camera, Inc. 297,300 3,003,781
B-Lot Co., Ltd., Class B 13,800 156,314
Blue Zones Holdings Co., Ltd. 15,200 774,529
#Bookoff Group Holdings, Ltd. 10,500 90,309
#Bourbon Corp. 2,400 37,825
Br. Holdings Corp. 10,300 22,331
B-R31 Ice Cream Co., Ltd. 1,400 36,623
#BrainPad, Inc. 83,300 906,781
Broadleaf Co., Ltd. 17,300 83,325
Broadmedia Corp. 1,000 11,035
#BRONCO BILLY Co., Ltd. 7,400 179,890
#Buffalo, Inc. 6,300 141,904
Bull-Dog Sauce Co., Ltd. 3,900 48,150
Bunka Shutter Co., Ltd. 48,200 636,701
Business Brain Showa-Ota,
Inc., Class G 4,300 85,969
Business Engineering Corp.,
Class G 3,700 151,790
BuySell Technologies Co., Ltd. 18,000 395,508
C. Uyemura & Co., Ltd. 6,400 521,788
Calbee, Inc. 67,500 1,255,753
Canon Electronics, Inc. 4,800 84,157
Careerlink Co., Ltd. 9,800 150,446
Carlit Co., Ltd. 54,687 544,190
Casio Computer Co., Ltd. 94,700 743,498
Cawachi, Ltd. 21,300 410,501
CCI Group, Inc. 232,700 995,419
Celsys, Inc. 30,900 329,349
Central Automotive Products,
Ltd. 12,300 143,475
Central Glass Co., Ltd. 31,900 666,762
Central Security Patrols Co.,
Ltd. 9,399 166,315
#Central Sports Co., Ltd. 2,900 44,972
#Ceres, Inc. 25,500 345,782
#Change Holdings, Inc. 109,300 803,139
Charm Care Corp. KK 25,100 177,592
#Chiba Kogyo Bank, Ltd. (The) 106,600 1,113,365
Chino Corp. 10,200 91,635
*Chiyoda Corp. 294,900 782,929
Chori Co., Ltd. 7,800 201,259
Choushimaru Co., Ltd. 1,100 10,889
Chubu Shiryo Co., Ltd. 26,000 270,371
Chubu Steel Plate Co., Ltd. 11,400 146,593
Chuetsu Pulp & Paper Co.,
Ltd. 7,700 83,220
Chugai Mining Co., Ltd. 934 5,256
Chugai Ro Co., Ltd. 4,600 139,444
Chugin Financial Group, Inc. 138,029 1,926,340
Chugoku Electric Power Co.,
Inc. (The) 375,100 2,090,314
Chugoku Marine Paints, Ltd. 87,100 2,340,684
Shares Value †
JAPAN — (Continued)
Citizen Watch Co., Ltd. 316,500 $ 2,202,382
CKD Corp. 86,700 1,865,636
CK-San-Etsu Co., Ltd. 400 10,386
#CMK Corp. 253,000 660,193
Coca-Cola Bottlers Japan
Holdings, Inc. 188,500 3,014,311
#Colowide Co., Ltd. 60,000 651,001
Computer Engineering &
Consulting, Ltd. 26,800 376,284
COMSYS Holdings Corp. 2,000 50,540
Comture Corp. 38,100 392,488
Copro-Holdings Co., Ltd. 11,800 79,200
#Core Corp., Class D 4,700 62,909
Cosel Co., Ltd. 33,901 270,671
Cosmos Initia Co., Ltd. 20,400 171,352
Cota Co., Ltd. 19,591 154,383
#*Cover Corp. 24,900 295,784
CREAL, Inc. 12,500 80,978
Create Restaurants Holdings,
Inc. 169,200 807,257
Create SD Holdings Co., Ltd. 18,200 377,456
Creek & River Co., Ltd. 13,100 124,661
Cresco, Ltd. 28,900 304,842
#Cross Cat Co., Ltd. 8,100 56,838
CrowdWorks, Inc. 16,600 90,513
CTI Engineering Co., Ltd. 20,100 370,282
CTS Co., Ltd. 9,300 53,667
Cube System, Inc. 1,300 9,519
*CUC, Inc. 12,700 87,055
Curves Holdings Co., Ltd. 65,400 308,629
#*Cyber Security Cloud, Inc. 1,700 21,287
Cybozu, Inc. 29,900 596,816
Dai Nippon Toryo Co., Ltd. 15,000 123,560
Daicel Corp. 184,400 1,590,181
Dai-Dan Co., Ltd. 22,300 991,561
#Daido Metal Co., Ltd. 49,100 333,697
Daido Steel Co., Ltd. 172,800 1,639,331
Daiei Kankyo Co., Ltd. 5,100 113,550
Daihatsu Infinearth Mfg Co.,
Ltd. 55,700 1,111,794
Daihen Corp. 15,400 1,012,638
Daiho Corp. 55,000 282,042
Dai-Ichi Cutter Kogyo KK 5,153 43,685
Daiichi Jitsugyo Co., Ltd. 13,000 220,668
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 21,270 180,592
Daiichikosho Co., Ltd. 100,264 1,026,037
Daiken Medical Co., Ltd. 10,800 31,267
Daiki Aluminium Industry Co.,
Ltd. 39,300 287,502
DAIKO XTECH, Ltd. 1,400 9,851
Daikoku Denki Co., Ltd. 2,300 39,922
Daikokutenbussan Co., Ltd. 10,100 406,478
Daikyonishikawa Corp. 29,500 139,788
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 14,155 349,614
Daio Paper Corp. 156,699 826,953
Daiseki Co., Ltd. 40,162 845,969

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Daiseki Eco. Solution Co., Ltd. 6,500 $ 77,888
Daishi Hokuetsu Financial
Group, Inc. 141,200 1,363,835
#Daishinku Corp. 26,300 99,187
Daisue Construction Co., Ltd. 16,600 366,901
Daisyo Corp. 6,200 44,109
Daito Pharmaceutical Co., Ltd. 37,260 300,876
Daitron Co., Ltd. 7,000 210,607
Daiwabo Holdings Co., Ltd. 89,200 1,670,455
DCM Holdings Co., Ltd. 104,600 970,939
Dear Life Co., Ltd. 35,500 254,403
Delica Foods Holdings Co.,
Ltd. 1,900 9,928
Denka Co., Ltd. 279,900 4,068,911
Dentsu Soken, Inc. 14,600 724,053
Dexerials Corp. 148,800 2,412,790
DIC Corp. 122,200 2,880,987
Digital Arts, Inc. 17,500 857,648
Digital Hearts Holdings Co.,
Ltd. 20,600 128,370
Digital Information
Technologies Corp. 11,200 180,372
dip Corp. 60,300 828,633
Direct Marketing MiX, Inc. 3,300 5,741
DKS Co., Ltd. 7,700 329,382
DMG Mori Co., Ltd. 112,600 1,754,179
Double Standard, Inc. 8,500 93,191
Doutor Nichires Holdings Co.,
Ltd. 61,300 956,575
Dowa Holdings Co., Ltd. 97,300 3,536,919
DTS Corp. 97,200 811,393
Duskin Co., Ltd. 8,200 197,848
#DyDo Group Holdings, Inc. 54,500 858,245
Eagle Industry Co., Ltd. 25,200 447,222
Earth Corp. 14,300 467,833
EAT&HOLDINGS Co., Ltd. 700 8,906
Ebara Foods Industry, Inc. 1,300 20,961
Ebara Jitsugyo Co., Ltd. 6,300 171,552
Ebase Co., Ltd. 28,500 83,805
Eco's Co., Ltd. 6,300 116,018
EDION Corp. 116,200 1,529,672
eGuarantee, Inc. 59,399 613,828
E-Guardian, Inc. 2,700 31,109
Ehime Bank, Ltd. (The) 31,327 254,187
Eiken Chemical Co., Ltd.,
Class P 4,100 62,649
Elan Corp. 12,400 63,024
Elecom Co., Ltd. 37,000 433,274
EM Systems Co., Ltd. 30,400 161,418
en, Inc. 28,900 292,086
Endo Lighting Corp. 10,800 158,437
Enomoto Co., Ltd. 3,600 45,171
Enplas Corp. 900 47,554
#Ensuiko Sugar Refining Co.,
Ltd. 1,600 5,224
#Envipro Holdings, Inc. 3,400 11,101
#eRex Co., Ltd. 27,900 121,702
ERI Holdings Co., Ltd. 4,800 114,505
#ES-Con Japan, Ltd. 48,900 317,736
Shares Value †
JAPAN — (Continued)
Eslead Corp. 4,100 $ 144,779
ESPEC Corp. 23,400 533,907
#Eternal Hospitality Group
Co., Ltd. 11,700 213,183
eWeLL Co., Ltd. 3,000 54,020
Exedy Corp. 41,300 1,391,367
EXEO Group, Inc. 319,800 4,614,686
Ezaki Glico Co., Ltd. 56,700 1,810,440
F&M Co., Ltd. 2,400 41,533
FaithNetwork Co, Ltd. 9,000 48,372
FALCO HOLDINGS Co., Ltd. 7,200 116,000
Fast Fitness Japan, Inc. 4,600 53,478
*f-code, Inc. 1,400 18,357
*FDK Corp. 2,400 5,733
Feed One Co., Ltd. 26,965 178,186
#Ferrotec Corp. 114,600 3,771,523
#FFRI Security, Inc. 5,000 351,822
FIDEA Holdings Co., Ltd. 10,400 111,726
FINDEX, Inc. 19,700 105,370
Fintech Global, Inc. 220,800 146,192
First Bank of Toyama, Ltd.
(The) 115,500 1,092,360
#Fixstars Corp. 134,100 1,753,123
Focus Systems Corp. 9,900 104,041
Forum Engineering, Inc. 25,000 199,766
Forval Corp. 2,200 17,422
Foster Electric Co., Ltd. 116,300 2,018,670
FP Corp. 50,300 817,899
#FP Partner, Inc. 2,400 35,286
France Bed Holdings Co., Ltd. 25,400 217,307
Freebit Co., Ltd. 11,000 113,460
Freund Corp. 100 698
*Fronteo, Inc. 25,800 155,582
F-Tech, Inc. 2,200 10,796
Fudo Tetra Corp. 19,700 312,658
Fuji Co., Ltd. 5,400 69,053
Fuji Corp. 157,800 3,070,368
Fuji Corp., Ltd. 14,400 76,648
#Fuji Die Co., Ltd. 12,200 70,006
#Fuji Kyuko Co., Ltd. 33,900 545,727
#Fuji Oil Co., Ltd. 289,200 893,572
FUJI OIL Co., Ltd. 42,000 869,962
Fuji Pharma Co., Ltd. 26,600 272,466
Fuji Seal International, Inc. 50,300 886,139
Fuji United Holdings Co., Ltd. 7,900 60,152
Fujibo Holdings, Inc. 10,500 466,197
Fujicco Co., Ltd. 25,200 261,398
Fujikura Composites, Inc. 20,100 252,465
Fujimi, Inc. 51,701 812,154
#Fujio Food Group, Inc. 19,300 139,311
#Fujita Kanko, Inc. 11,300 820,058
#Fujiya Co., Ltd. 19,400 325,527
FuKoKu Co., Ltd. 14,500 173,185
Fukuda Corp. 5,200 232,229
Fukuda Denshi Co., Ltd. 10,900 493,863
Fukui Bank, Ltd. (The) 13,900 196,155
Fukui Computer Holdings, Inc. 12,300 246,311

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#Fukuyama Transporting Co.,
Ltd. 17,799 $ 441,928
FULLCAST Holdings Co., Ltd. 24,700 271,282
Fumakilla, Ltd. 100 756
Funai Soken Holdings, Inc. 26,500 417,828
Furukawa Co., Ltd. 60,500 1,195,823
Furukawa Electric Co., Ltd. 7,500 535,523
Furuno Electric Co., Ltd. 42,300 2,462,958
#Furuya Metal Co., Ltd. 88,501 1,637,833
Furyu Corp. 33,000 223,849
Fuso Chemical Co., Ltd. 23,200 771,049
Fuso Pharmaceutical
Industries, Ltd. 8,800 120,985
Futaba Industrial Co., Ltd. 122,200 749,596
Future Corp. 39,800 562,168
G-7 Holdings, Inc. 25,300 210,046
GA Technologies Co., Ltd. 22,000 285,612
Gakken Holdings Co., Ltd. 43,500 289,991
Gakkyusha Co., Ltd. 2,800 41,294
Gakujo Co., Ltd. 10,700 112,102
Galilei Co., Ltd. 14,600 340,229
Gecoss Corp. 10,300 91,664
*Geniee, Inc. 1,700 13,121
#Genki Global Dining
Concepts Corp. 13,400 263,555
Genky DrugStores Co., Ltd. 18,100 602,726
Geo Holdings Corp. 105,000 1,100,743
Gift Holdings, Inc. 32,600 683,509
#giftee, Inc. 12,200 86,320
Giken, Ltd. 19,900 213,138
Global Link Management KK 6,200 107,495
Global, Ltd. (The) 3,600 23,392
GLOBERIDE, Inc. 23,100 349,975
Glory, Ltd. 56,000 1,340,976
GLTECHNO HOLDINGS, Inc. 4,560 89,243
GMO Financial Gate, Inc. 2,800 105,053
GMO Financial Holdings, Inc. 57,100 333,582
#GMO GlobalSign Holdings
KK 5,800 78,159
#*GNI Group, Ltd. 77,800 1,230,215
Godo Steel, Ltd. 24,900 591,568
*Gokurakuyu Holdings Co.,
Ltd. 6,700 20,876
Goldwin, Inc. 75,300 1,246,405
Good Com Asset Co., Ltd. 24,900 219,656
#Gourmet Kineya Co., Ltd. 9,000 55,266
Grandy House Corp. 25,600 94,055
Greens Co., Ltd. 13,200 193,217
grems, Inc. 10,100 150,987
GS Yuasa Corp. 283,100 7,934,996
#GSI Creos Corp. 4,200 63,032
G-Tekt Corp. 32,900 423,490
Gunze, Ltd. 65,500 1,615,657
H.U. Group Holdings, Inc. 65,101 1,588,912
H2O Retailing Corp. 181,600 2,461,923
Hagihara Industries, Inc. 15,800 165,225
Hagiwara Electric Holdings
Co., Ltd. 8,201 188,715
#Hakudo Co., Ltd. 3,400 48,996
Shares Value †
JAPAN — (Continued)
Hakuhodo DY Holdings, Inc. 161,100 $ 1,165,989
Hakuto Co., Ltd. 10,400 260,582
Halows Co., Ltd. 12,800 363,507
Hamakyorex Co., Ltd. 97,000 963,987
#Hamee Corp., Class A 9,800 33,015
Hanwa Co., Ltd. 30,600 1,279,180
Happinet Corp. 15,900 649,190
Hard Off Corp. Co., Ltd. 11,600 136,063
Harima Chemicals Group, Inc. 7,000 40,940
Harmonic Drive Systems, Inc. 4,300 79,605
Hashimoto Sogyo Holdings
Co., Ltd. 1,300 10,093
Hazama Ando Corp. 234,300 2,626,569
#*Headwaters Co., Ltd. 1,800 39,843
Heiwa Corp. 52,700 685,540
Heiwado Co., Ltd. 47,800 879,951
#Hennge K.K. 18,500 176,168
Hibino Corp. 3,700 62,517
Hiday Hidaka Corp. 42,500 907,630
*Hino Motors, Ltd. 1,031,800 2,350,860
Hioki EE Corp. 10,900 419,571
Hirakawa Hewtech Corp. 10,390 156,806
Hirano Tecseed Co., Ltd. 3,900 40,885
Hirata Corp. 69,503 921,263
Hirogin Holdings, Inc. 494,500 4,622,245
Hirose Tusyo, Inc. 500 12,171
HIS Co., Ltd. 234,500 1,992,538
Hochiki Corp. 15,600 390,873
Hodogaya Chemical Co., Ltd. 14,400 170,775
#Hogy Medical Co., Ltd. 9,400 326,442
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,400 35,124
#Hokkaido Electric Power Co.,
Inc. 559,900 3,906,998
Hokkaido Gas Co., Ltd. 61,700 271,543
Hokkan Holdings, Ltd. 3,300 46,119
Hokko Chemical Industry Co.,
Ltd. 23,300 245,621
#Hokuetsu Corp. 41,800 222,221
Hokuhoku Financial Group,
Inc. 187,800 4,606,772
Hokuriku Electric Industry Co.,
Ltd. 5,700 84,322
Hokuriku Electric Power Co. 187,100 1,042,042
Hokuto Corp. 36,800 435,709
H-One Co., Ltd. 21,500 187,151
Honeys Holdings Co., Ltd. 28,000 269,358
Hoosiers Holdings Co., Ltd. 35,800 293,734
Horiba, Ltd. 5,400 503,528
Hosokawa Micron Corp. 11,500 425,497
#Hotland Holdings Co., Ltd. 7,900 105,381
House Foods Group, Inc. 60,400 1,131,900
#Howa Machinery, Ltd. 92,500 858,022
HS Holdings Co., Ltd.,
Registered 16,000 104,171
Hurxley Corp. 1,900 7,943
Hyakugo Bank, Ltd. (The) 154,300 956,519
Hyakujushi Bank, Ltd. (The) 37,600 1,317,971
IBJ, Inc. 26,700 139,692

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#Ichibanya Co., Ltd. 63,900 $ 373,308
Ichigo, Inc. 28,300 68,888
Ichiken Co., Ltd. 2,700 67,651
Ichikoh Industries, Ltd. 48,400 147,662
Ichinen Holdings Co., Ltd. 19,100 249,823
Ichiyoshi Securities Co., Ltd. 39,800 219,597
ID Holdings Corp. 6,600 86,755
IDEA Consultants, Inc. 3,700 84,061
Idec Corp. 59,600 909,543
IDOM, Inc. 192,200 1,439,738
#IG Port, Inc. 5,900 55,915
#Iino Kaiun Kaisha, Ltd. 116,300 948,941
IKK Holdings, Inc. 3,300 16,237
I'll, Inc. 14,800 234,410
Imuraya Group Co., Ltd. 8,600 138,388
Inaba Denki Sangyo Co., Ltd. 23,100 681,207
#Inaba Seisakusho Co., Ltd. 11,600 119,272
Inabata & Co., Ltd. 53,700 1,204,333
#I-NE Co., Ltd. 10,500 85,742
#I-Net Corp., Registered 12,400 203,320
#Infomart Corp. 444,500 946,389
INFRONEER Holdings, Inc. 386,100 4,142,828
Innotech Corp. 16,600 196,974
Insource Co., Ltd. 66,000 374,438
Intage Holdings, Inc. 7,400 81,947
#Intelligent Wave, Inc. 12,600 84,733
#Inter Action Corp. 18,700 172,488
Internet Initiative Japan, Inc. 800 14,444
#Inui Global Logistics Co., Ltd. 26,800 272,601
IPS, Inc. 8,600 168,310
Iriso Electronics Co., Ltd. 35,700 718,380
ISB Corp. 8,600 100,260
Ise Chemicals Corp. 400 81,919
#Iseki & Co., Ltd. 76,000 1,087,300
Ishihara Chemical Co., Ltd. 5,100 72,169
Ishihara Sangyo Kaisha, Ltd. 73,700 1,137,158
#Istyle, Inc. 726,902 2,123,306
Itfor, Inc. 17,200 170,264
#ITmedia, Inc. 16,200 168,672
Ito En, Ltd. 140,100 2,886,485
Itochu Enex Co., Ltd. 50,100 592,205
Itochu-Shokuhin Co., Ltd. 6,000 365,324
Itoham Yonekyu Holdings, Inc. 24,500 876,278
#Itoki Corp. 58,500 946,298
IwaiCosmo Holdings, Inc. 24,600 450,945
Iwaki Co., Ltd. 5,800 96,118
Iwatani Corp. 276,200 2,880,239
Izumi Co., Ltd. 47,300 883,027
J Trust Co., Ltd. 218,036 574,617
JAC Recruitment Co., Ltd. 39,800 262,483
*Jade Group, Inc. 5,200 54,918
#JALCO Holdings, Inc. 48,300 107,539
JANOME Corp. 15,500 111,178
Japan Airport Terminal Co.,
Ltd. 20,100 625,748
Japan Aviation Electronics
Industry, Ltd. 46,700 699,341
Japan Business Systems, Inc. 5,600 53,835
Shares Value †
JAPAN — (Continued)
Japan Cash Machine Co., Ltd. 32,400 $ 210,315
#*Japan Communications, Inc. 432,099 420,725
Japan Electronic Materials
Corp. 91,200 2,598,864
Japan Elevator Service
Holdings Co., Ltd. 92,600 1,092,470
Japan Engine Corp. 2,800 233,553
#Japan Eyewear Holdings
Co., Ltd. 4,500 58,713
#Japan Hospice Holdings, Inc. 14,600 128,226
Japan Investment Adviser Co.,
Ltd. 100,800 1,160,095
Japan Lifeline Co., Ltd. 69,500 660,465
Japan Material Co., Ltd. 76,500 960,378
Japan Medical Dynamic
Marketing, Inc. 24,200 74,930
Japan Property Management
Center  Co., Ltd. 12,700 103,295
Japan Pulp & Paper Co., Ltd. 94,000 441,764
Japan Securities Finance Co.,
Ltd. 69,300 797,115
Japan System Techniques
Co., Ltd. 14,000 194,567
Japan Transcity Corp. 31,500 234,939
Japan Wool Textile Co., Ltd.
(The) 50,200 530,496
JBCC Holdings, Inc. 51,900 436,276
JCR Pharmaceuticals Co., Ltd. 10,500 40,758
JCU Corp. 22,900 676,349
JDC Corp. 101,400 354,115
Jeol, Ltd. 87,700 2,961,380
JFE Systems, Inc. 2,400 29,257
Jichodo Co., Ltd. 200 12,113
#*JIG-SAW, Inc. 900 23,719
*Jimoty, Inc. 700 5,762
JINS Holdings, Inc. 14,400 727,221
JINUSHI Co., Ltd. 25,900 487,553
JK Holdings Co., Ltd. 7,200 58,935
J-Lease Co., Ltd. 13,700 134,194
JM Holdings Co., Ltd. 36,600 358,267
JMS Co., Ltd. 3,200 8,932
J-Oil Mills, Inc. 25,000 327,318
Joshin Denki Co., Ltd. 27,400 475,238
Joyful Honda Co., Ltd. 100,200 1,326,851
#JP-Holdings, Inc. 68,900 266,109
JSB Co., Ltd. 13,100 309,951
JSP Corp. 17,300 212,018
JTEKT Corp. 335,651 3,376,010
*Juki Corp. 22,100 63,551
Juroku Financial Group, Inc. 9,500 346,565
Justsystems Corp. 25,300 818,672
JVCKenwood Corp. 307,600 2,472,900
Kadoya Sesame Mills, Inc. 1,000 24,764
Kaga Electronics Co., Ltd. 24,400 566,226
Kagome Co., Ltd. 148,700 2,568,020
#Kakiyasu Honten Co., Ltd.,
Class B 6,000 101,613
Kamakura Shinsho, Ltd. 35,000 131,544
Kameda Seika Co., Ltd. 16,600 413,774

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Kamei Corp. 19,900 $ 376,932
Kamigumi Co., Ltd. 46,400 1,393,611
Kanaden Corp. 12,300 167,268
Kanadevia Corp. 240,814 1,789,829
Kanagawa Chuo Kotsu Co.,
Ltd. 5,100 116,199
Kanamic Network Co., Ltd. 32,600 101,786
Kanamoto Co., Ltd. 41,100 959,102
Kaneka Corp. 41,200 1,138,747
Kaneko Seeds Co., Ltd. 3,300 35,473
Kanematsu Corp. 102,400 2,075,851
Kanemi Co., Ltd. 500 10,759
#Kanro, Inc. 16,200 152,688
Kansai Paint Co., Ltd. 220,500 3,541,054
Kanto Denka Kogyo Co., Ltd. 147,300 996,310
#Kappa Create Co., Ltd. 20,900 202,006
Kasumigaseki Capital Co., Ltd. 6,400 349,382
Katitas Co., Ltd. 29,500 480,448
Kato Sangyo Co., Ltd. 4,200 161,397
Kato Works Co., Ltd. 22,300 200,918
KAWADA TECHNOLOGIES,
Inc. 17,800 467,372
Kawai Musical Instruments
Manufacturing Co., Ltd. 3,500 58,933
#KeePer Technical Laboratory
Co., Ltd. 14,901 355,949
Keihan Holdings Co., Ltd. 84,500 1,711,885
Keihanshin Building Co., Ltd. 26,900 302,604
Keikyu Corp. 199,300 1,859,038
Keio Corp. 91,300 2,167,305
KEIWA, Inc. 38,901 291,906
Keiyo Bank, Ltd. (The) 190,000 1,603,323
Kenko Mayonnaise Co., Ltd. 15,133 178,781
KeyHolder, Inc. 4,400 20,336
#KH Neochem Co., Ltd. 72,000 1,289,462
#Kibun Foods, Inc. 13,700 95,599
Kimura Chemical Plants Co.,
Ltd. 43,300 301,868
Kimura Kohki Co., Ltd. 600 46,853
Kimura Unity Co., Ltd. 9,000 49,132
Kinki Sharyo Co., Ltd. (The) 2,700 43,360
Kintetsu Department Store
Co., Ltd. 12,200 148,803
Ki-Star Real Estate Co., Ltd. 13,000 441,336
Kitagawa Corp. 5,000 52,449
Kita-Nippon Bank, Ltd. (The) 5,784 141,732
Kitz Corp. 149,400 1,678,695
Kiyo Bank, Ltd. (The) 67,900 1,322,255
#*KNT-CT Holdings Co., Ltd. 6,701 64,985
KOA Corp. 76,600 683,684
Koa Shoji Holdings Co., Ltd. 2,100 10,660
Koatsu Gas Kogyo Co., Ltd. 12,300 82,077
#Kobe Electric Railway Co.,
Ltd. 7,100 107,430
Kohnan Shoji Co., Ltd. 17,800 431,554
#Kohoku Kogyo Co., Ltd. 2,500 56,473
Kohsoku Corp. 5,500 101,964
#Koike-ya, Inc. 400 11,853
#Kojima Co., Ltd. 13,000 92,908
Shares Value †
JAPAN — (Continued)
KOMEDA Holdings Co., Ltd. 71,100 $ 1,340,264
Komehyo Holdings Co., Ltd. 5,500 107,105
Komeri Co., Ltd. 32,900 685,528
Konaka Co., Ltd. 4,100 6,547
Kondotec, Inc. 9,400 102,509
Konica Minolta, Inc. 730,100 2,513,680
Konishi Co., Ltd. 47,400 380,295
Konoike Transport Co., Ltd. 15,100 313,164
Konoshima Chemical Co., Ltd. 8,800 84,713
#Kosaido Holdings Co., Ltd. 409,200 1,123,570
Kose Corp. 21,900 840,006
Koshidaka Holdings Co., Ltd. 154,300 1,181,877
#Kotobuki Spirits Co., Ltd. 249,500 2,993,741
#*Kourakuen Corp. 18,000 120,463
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 3,000 61,829
KPP Group Holdings Co., Ltd. 95,000 470,514
Kraftia Corp. 24,600 1,302,696
Krosaki Harima Corp. 22,500 604,654
KRS Corp. 11,600 219,192
K's Holdings Corp. 422,500 4,191,953
KU Holdings Co., Ltd. 20,200 154,462
*kubell Co., Ltd. 11,600 29,441
Kumagai Gumi Co., Ltd. 82,300 748,449
Kumiai Chemical Industry Co.,
Ltd. 199,200 881,856
Kura Sushi, Inc. 19,401 418,106
Kurabo Industries, Ltd. 9,300 423,784
#Kureha Corp. 52,200 1,250,320
#Kurimoto, Ltd. 96,100 1,082,299
Kuriyama Holdings Corp. 7,200 77,629
#Kushikatsu Tanaka Holdings
Co. 1,100 15,502
Kusuri no Aoki Holdings Co.,
Ltd. 58,900 1,493,385
KYB Corp. 47,200 1,201,026
Kyodo Printing Co., Ltd. 20,300 197,788
Kyoei Steel, Ltd. 29,200 435,569
Kyokuto Boeki Kaisha, Ltd. 10,900 126,296
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 98,700 1,654,877
Kyokuyo Co., Ltd. 16,300 504,167
Kyorin Pharmaceutical Co.,
Ltd. 62,200 567,271
KYORITSU Co., Ltd. 12,500 15,822
Kyoritsu Maintenance Co., Ltd. 48,800 951,260
Kyosan Electric Manufacturing
Co., Ltd. 42,300 145,251
Kyushu Financial Group, Inc. 747,220 4,286,250
LA Holdings Co., Ltd. 15,800 772,283
#Lacto Japan Co., Ltd. 10,400 233,579
LAND Co., Ltd. 490,800 28,673
LEC, Inc. 12,200 80,856
Leopalace21 Corp. 395,500 1,617,377
Lib Work Co., Ltd. 4,400 20,850
Life Corp. 28,300 444,372
Lifedrink Co., Inc. 146,600 1,909,878
LIFULL Co., Ltd. 371,000 462,380

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
LIKE, Inc. 8,100 $ 78,868
Linical Co., Ltd. 100 222
Link And Motivation, Inc. 55,900 178,889
Lintec Corp. 52,100 1,327,399
Lion Corp. 256,300 2,527,979
LITALICO, Inc. 30,200 241,906
Loadstar Capital KK 15,100 316,595
Look Holdings, Inc. 3,900 66,935
M&A Capital Partners Co., Ltd. 25,600 491,045
Mabuchi Motor Co., Ltd. 200,700 3,552,685
#Macbee Planet, Inc. 7,100 88,258
Macnica Holdings, Inc. 183,500 2,619,302
Maeda Kosen Co., Ltd. 35,500 444,283
Maezawa Industries, Inc. 14,500 181,091
Makino Milling Machine Co.,
Ltd. 1,800 130,862
Mamiya-Op Co., Ltd. 10,100 123,714
#Mammy Mart Holdings Corp. 10,000 102,626
#Management Solutions Co.,
Ltd. 13,600 118,384
Mandom Corp. 88,301 1,389,958
Mani, Inc. 89,300 855,003
MarkLines Co., Ltd. 12,100 155,516
Marubun Corp. 27,800 214,381
#Maruchiyo Yamaokaya Corp. 5,600 97,420
Marudai Food Co., Ltd. 24,100 293,321
Maruha Nichiro Corp. 66,800 1,493,358
#MARUKA FURUSATO Corp. 26,200 384,526
#Marumae Co., Ltd. 1,300 18,278
Maruzen CHI Holdings Co.,
Ltd. 100 215
Maruzen Showa Unyu Co.,
Ltd. 10,900 491,740
#Marvelous, Inc. 39,200 144,021
#Matching Service Japan Co.,
Ltd. 11,300 73,424
Matsuda Sangyo Co., Ltd. 20,100 540,158
Matsui Securities Co., Ltd. 84,400 420,754
Matsuoka Corp. 3,300 48,347
#Matsuya Co., Ltd. 85,200 955,669
Matsuyafoods Holdings Co.,
Ltd. 7,500 284,801
Max Co., Ltd. 4,700 170,543
Maxell, Ltd. 101,900 1,480,991
Maxvalu Tokai Co., Ltd. 5,100 115,702
MCJ Co., Ltd. 68,400 646,460
#MEC Co., Ltd. 49,100 1,456,538
Media Do Co., Ltd. 12,200 144,130
#Medical Data Vision Co., Ltd. 16,200 46,480
#Medical System Network Co.,
Ltd., Class B 26,600 84,951
#Medius Holdings Co., Ltd. 2,000 10,360
#*Medley, Inc. 85,500 1,168,823
Megmilk Snow Brand Co., Ltd. 68,700 1,259,348
Meidensha Corp. 48,800 1,941,800
Meiho Facility Works, Ltd. 3,700 26,587
Meiji Electric Industries Co.,
Ltd. 8,200 123,755
Meiji Shipping Group Co., Ltd. 13,300 60,519
Shares Value †
JAPAN — (Continued)
Meiko Electronics Co., Ltd. 27,900 $ 1,849,073
MEITEC Group Holdings, Inc. 38,300 785,864
Meiwa Corp. 47,800 246,051
Meiwa Estate Co., Ltd. 18,600 129,188
Members Co., Ltd. 1,300 10,228
Menicon Co., Ltd. 189,201 1,476,223
*Mercari, Inc. 716,800 10,615,554
METAWATER Co., Ltd. 34,600 743,410
Micronics Japan Co., Ltd. 94,300 5,607,010
Midac Holdings Co., Ltd. 12,800 153,878
#Mie Kotsu Group Holdings,
Inc. 55,100 192,423
MIGALO HOLDINGS, Inc. 9,400 28,129
Mikuni Corp. 6,400 15,994
Milbon Co., Ltd. 70,700 1,062,875
MIMAKI ENGINEERING Co.,
Ltd. 26,200 289,798
#Mirai Industry Co., Ltd. 4,300 93,087
MIRAIT ONE Corp. 140,100 2,720,516
#Mirarth Holdings, Inc. 632,400 1,559,910
Miroku Jyoho Service Co., Ltd. 16,900 193,513
Mitachi Co., Ltd. 1,400 15,585
Mitani Corp. 12,028 181,136
Mitsuba Corp. 50,600 309,075
#Mitsubishi Kakoki Kaisha, Ltd. 52,500 1,122,894
Mitsubishi Logisnext Co., Ltd. 27,700 276,721
Mitsubishi Logistics Corp. 233,300 1,694,607
Mitsubishi Materials Corp. 392,400 7,565,013
#Mitsubishi Paper Mills, Ltd. 107,000 424,374
Mitsubishi Pencil Co., Ltd. 20,900 277,844
Mitsubishi Research Institute,
Inc. 6,100 193,230
Mitsubishi Steel Manufacturing
Co., Ltd. 29,900 364,495
Mitsuboshi Belting, Ltd. 32,700 788,553
Mitsui DM Sugar Co., Ltd. 19,600 386,135
Mitsui E&S Co., Ltd. 105,700 4,326,664
Mitsui High-Tec, Inc. 397,500 1,991,951
Mitsui Kinzoku Co., Ltd. 35,700 3,652,150
Mitsui-Soko Holdings Co., Ltd. 55,800 1,465,495
Mitsuuroko Group Holdings
Co., Ltd. 24,500 335,244
Miura Co., Ltd. 66,900 1,299,090
Miyaji Engineering Group, Inc. 29,800 382,813
Miyazaki Bank, Ltd. (The) 17,400 524,073
Miyoshi Oil & Fat Co., Ltd. 9,700 138,522
#Mizuho Medy Co., Ltd. 19,600 207,381
Mizuno Corp. 76,400 1,381,652
Mochida Pharmaceutical Co.,
Ltd. 17,700 338,708
Monogatari Corp. (The) 40,800 1,020,960
Morinaga & Co., Ltd. 96,900 1,670,299
Morinaga Milk Industry Co.,
Ltd. 114,700 2,473,360
Moriroku Co., Ltd. 10,500 159,966
Morita Holdings Corp. 31,600 478,754
Morito Co., Ltd. 8,800 92,824

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 7,100 $ 226,981
#Morozoff, Ltd. 5,400 53,455
Mory Industries, Inc. 12,600 78,599
MOS Food Services, Inc. 21,300 534,384
MrMax Holdings, Ltd. 5,500 27,526
#MTI, Ltd. 10,800 56,294
Mugen Estate Co., Ltd. 11,900 157,194
m-up Holdings, Inc. 99,400 1,246,573
Musashi Seimitsu Industry
Co., Ltd. 121,900 2,761,553
Musashino Bank, Ltd. (The) 34,300 923,988
Muto Seiko Co. 2,100 22,969
Nabtesco Corp. 235,300 5,914,002
Nachi-Fujikoshi Corp. 20,000 512,804
Nafco Co., Ltd. 14,500 188,244
Nagano Keiki Co., Ltd. 15,000 228,814
Nagase & Co., Ltd. 74,700 1,634,570
Nagase Brothers, Inc. 6,000 87,436
Nagoya Railroad Co., Ltd. 345,700 3,780,024
Nakamoto Packs Co., Ltd. 1,000 11,775
Nakanishi, Inc. 50,300 667,053
Nakayama Steel Works, Ltd. 136,900 548,293
Namura Shipbuilding Co., Ltd. 539,300 18,378,663
Nankai Electric Railway Co.,
Ltd. 152,000 2,747,356
Nanto Bank, Ltd. (The) 37,200 1,238,752
Nanyo Corp. 4,600 40,101
Natori Co., Ltd. 6,800 85,897
NCD Co., Ltd. 4,300 74,777
*NE, Inc. 9,800 50,891
Needs Well, Inc. 2,100 7,143
NEOJAPAN, Inc. 1,000 11,846
*Net Protections Holdings, Inc. 270,200 1,399,627
New Art Holdings Co., Ltd. 1,100 10,246
New Japan Chemical Co., Ltd.,
Class B 900 1,314
#Nextage Co., Ltd. 74,100 1,117,356
#*NexTone, Inc. 8,100 115,673
NHK Spring Co., Ltd. 120,100 2,260,036
Nicca Chemical Co., Ltd. 1,500 14,128
Nice Corp. 800 9,223
Nichias Corp. 50,800 1,900,693
#Nichiban Co., Ltd. 8,200 101,718
Nichicon Corp. 106,500 1,071,533
Nichiden Corp. 15,100 243,572
Nichiha Corp. 20,900 372,267
Nichimo Co., Ltd. 6,200 100,372
Nichirei Corp. 269,300 3,184,996
Nichireki Group Co., Ltd. 13,300 209,443
Nichirin Co., Ltd. 5,900 137,490
Nifco, Inc. 55,300 1,608,153
Nihon Dempa Kogyo Co., Ltd. 34,300 251,369
Nihon Denkei Co., Ltd. 300 3,969
Nihon Flush Co., Ltd. 11,600 60,916
Nihon House Holdings Co.,
Ltd. 26,300 50,703
Shares Value †
JAPAN — (Continued)
Nihon M&A Center Holdings,
Inc. 705,600 $ 3,327,961
Nihon Nohyaku Co., Ltd. 60,400 338,747
#Nihon Seiko Co., Ltd. 700 55,617
Nihon Yamamura Glass Co.,
Ltd. 16,100 278,932
#Niitaka Co., Ltd. 1,000 17,202
Nikkiso Co., Ltd. 142,662 1,399,255
Nikko Co., Ltd. 12,100 60,086
Nikkon Holdings Co., Ltd. 40,000 902,535
#Nippi, Inc. 900 73,669
Nippn Corp. 43,400 616,961
Nippon Air Conditioning
Services Co., Ltd. 12,700 108,241
Nippon Aqua Co., Ltd. 23,200 140,807
Nippon Avionics Co., Ltd. 3,700 130,895
Nippon Carbide Industries Co.,
Inc. 10,800 148,973
#Nippon Carbon Co., Ltd. 14,600 411,308
Nippon Chemical Industrial
Co., Ltd. 10,800 196,434
*Nippon Chemi-Con Corp. 64,300 651,536
#Nippon Coke & Engineering
Co., Ltd. 1,118,797 689,920
#Nippon Concrete Industries
Co., Ltd. 58,600 122,864
#Nippon Denko Co., Ltd. 360,600 788,823
Nippon Densetsu Kogyo Co.,
Ltd. 25,300 473,138
Nippon Dry-Chemical Co., Ltd. 6,900 378,021
Nippon Electric Glass Co., Ltd. 158,000 5,333,160
Nippon Fine Chemical Co.,
Ltd. 2,300 37,115
Nippon Gas Co., Ltd. 138,900 2,658,444
Nippon Kayaku Co., Ltd. 154,100 1,409,912
Nippon Kodoshi Corp. 3,400 60,119
Nippon Light Metal Holdings
Co., Ltd. 158,700 2,317,841
Nippon Paper Industries Co.,
Ltd. 398,500 2,985,096
Nippon Parking Development
Co., Ltd. 606,600 1,063,140
#Nippon Rietec Co., Ltd. 14,300 191,217
Nippon Seisen Co., Ltd. 2,000 14,384
Nippon Sharyo, Ltd. 4,500 97,709
*Nippon Sheet Glass Co., Ltd. 584,600 2,193,365
Nippon Shinyaku Co., Ltd. 92,300 1,929,819
Nippon Shokubai Co., Ltd. 276,000 3,203,323
Nippon Signal Co., Ltd. 93,000 760,637
#Nippon Ski Resort
Development Co., Ltd. 4,000 13,554
Nippon Soda Co., Ltd. 19,700 437,337
Nippon Thompson Co., Ltd. 83,700 363,476
Nippon Yakin Kogyo Co., Ltd. 25,100 697,335
Nipro Corp. 275,700 2,692,484
Nireco Corp. 1,100 13,110
Nishimatsu Construction Co.,
Ltd. 23,500 808,325
Nishimatsuya Chain Co., Ltd. 1,100 14,745

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Nishi-Nippon Financial
Holdings, Inc. 139,300 $ 2,385,339
Nishi-Nippon Railroad Co., Ltd. 54,900 796,479
Nishio Holdings Co., Ltd. 16,800 478,738
Nissan Tokyo Sales Holdings
Co., Ltd. 15,300 49,956
Nissei ASB Machine Co., Ltd. 8,200 364,078
Nissei Plastic Industrial Co.,
Ltd. 8,932 49,282
Nissha Co., Ltd. 88,001 766,592
Nisshin Oillio Group, Ltd. (The) 8,500 280,841
Nisshinbo Holdings, Inc. 202,200 1,599,960
#Nisso Holdings Co., Ltd. 17,600 73,574
Nissui Corp. 797,900 5,552,230
Nitta Gelatin, Inc. 12,100 77,837
NITTAN Corp. 12,900 55,852
Nitto Boseki Co., Ltd. 99,300 5,640,031
Nitto Fuji Flour Milling Co., Ltd. 1,000 45,114
Nitto Kogyo Corp. 31,200 748,330
#Nitto Seiko Co., Ltd. 29,553 132,174
Nittoc Construction Co., Ltd. 8,400 66,794
Nittoku Co., Ltd., Class B 53,400 845,083
No.1 Co., Ltd. 1,000 14,060
Noevir Holdings Co., Ltd. 22,900 650,336
#Nojima Corp. 124,500 920,486
Nomura Co., Ltd. 14,200 94,664
Nomura Micro Science Co.,
Ltd. 79,000 2,023,011
Noritake Co., Ltd. 26,400 828,561
Noritsu Koki Co., Ltd. 5,700 62,086
Noritz Corp. 53,400 694,299
North Pacific Bank, Ltd. 1,117,500 5,237,318
NPC, Inc. 22,000 102,678
NPR-RIKEN Corp. 34,800 707,046
#NS Tool Co., Ltd. 15,500 77,070
NS United Kaiun Kaisha, Ltd. 19,500 697,446
NSD Co., Ltd. 52,500 1,123,235
NSK, Ltd. 911,800 4,613,008
NSW, Inc. 5,100 82,266
NTN Corp. 1,643,800 3,685,492
#*Nxera Pharma Co., Ltd. 264,100 1,536,033
Oat Agrio Co., Ltd. 7,400 105,436
Obara Group, Inc. 5,600 152,491
#Oenon Holdings, Inc. 40,800 136,658
Ogaki Kyoritsu Bank, Ltd.
(The) 78,100 1,870,689
Ohara, Inc. 9,500 70,238
Ohba Co., Ltd. 2,500 18,046
Ohki Healthcare Holdings Co.,
Ltd. 1,100 10,032
Ohsho Food Service Corp. 19,600 428,756
OIE Sangyo Co., Ltd. 800 11,315
Oiles Corp. 32,000 469,858
Oisix ra daichi, Inc. 12,100 133,838
Oita Bank, Ltd. (The) 10,600 350,226
Okabe Co., Ltd. 41,800 248,811
Okada Aiyon Corp. 9,400 124,841
Okamoto Industries, Inc. 8,500 278,634
Shares Value †
JAPAN — (Continued)
Okamoto Machine Tool Works,
Ltd. 5,600 $ 174,665
Okamura Corp. 45,400 665,432
Okasan Securities Group, Inc. 170,600 766,319
Oki Electric Industry Co., Ltd. 385,500 4,621,846
Okinawa Cellular Telephone
Co. 31,400 524,437
Okinawa Electric Power Co.,
Inc. (The) 73,000 479,069
Okinawa Financial Group, Inc. 21,400 534,114
OKUMA Corp. 141,600 3,166,480
Okumura Corp. 23,700 752,283
#Okura Industrial Co., Ltd. 8,200 264,542
Okuwa Co., Ltd. 45,774 247,210
Onamba Co., Ltd. 4,800 41,720
One Career, Inc. 7,200 119,178
Onoken Co., Ltd. 28,200 252,245
Onward Holdings Co., Ltd. 459,900 1,931,487
Ootoya Holdings Co., Ltd. 1,300 47,593
Open Up Group, Inc. 57,800 645,703
Optex Group Co., Ltd. 56,500 855,633
#*Optim Corp. 23,600 85,788
Optimus Group Co., Ltd. 30,200 65,867
Optorun Co., Ltd. 96,000 1,060,608
Organo Corp. 23,600 2,034,390
Oriental Shiraishi Corp. 253,800 700,172
#Oro Co., Ltd. 10,500 160,511
Osaka Organic Chemical
Industry, Ltd. 20,900 520,278
Osaka Soda Co., Ltd. 7,500 80,231
#Osaka Steel Co., Ltd. 14,800 249,397
OSAKA Titanium Technologies
Co., Ltd. 26,900 464,994
Osaki Electric Co., Ltd. 66,400 539,200
OSG Corp. 134,700 1,956,387
OUG Holdings, Inc. 400 10,048
Oval Corp. 15,000 64,068
#*Oxide Corp. 33,200 370,242
OYO Corp. 2,500 46,769
Pacific Industrial Co., Ltd. 74,400 1,487,469
Pack Corp. (The) 56,900 443,588
PAL GROUP Holdings Co.,
Ltd. 117,300 1,509,127
PALTAC Corp. 18,600 549,108
Paraca, Inc. 4,200 54,008
Paramount Bed Holdings Co.,
Ltd. 33,700 773,292
Park24 Co., Ltd. 233,300 2,728,938
Pegasus Co., Ltd. 20,300 108,711
Penta-Ocean Construction
Co., Ltd. 439,700 4,037,231
#People Dreams &
Technologies Group Co., Ltd. 4,200 43,757
*PeptiDream, Inc. 92,600 937,391
#Pharma Foods International
Co., Ltd. 50,600 261,450
PHC Holdings Corp. 50,100 328,135
*PIA Corp. 1,100 21,457
Pickles Holdings Co., Ltd. 200 1,427

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#Pigeon Corp. 263,500 $ 2,982,987
PILLAR Corp. 19,400 613,274
Pilot Corp. 22,800 689,676
#*PKSHA Technology, Inc. 39,500 1,147,399
Plus Alpha Consulting Co., Ltd. 37,800 581,274
#Pola Orbis Holdings, Inc. 69,900 602,559
#Pole To Win Holdings, Inc. 31,800 68,325
#Port, Inc. 9,500 120,681
PR Times Corp. 7,700 148,697
Premium Water Holdings, Inc. 600 12,891
Press Kogyo Co., Ltd. 164,200 698,134
Prestige International, Inc. 115,100 495,351
Prima Meat Packers, Ltd. 54,200 870,760
Procrea Holdings, Inc. 27,500 309,175
Pronexus, Inc. 4,400 31,246
Pro-Ship, Inc. 11,200 108,543
PS Construction Co., Ltd. 36,010 423,317
Punch Industry Co., Ltd. 11,600 30,571
QB Net Holdings Co., Ltd. 17,400 153,269
Qol Holdings Co., Ltd. 29,999 378,748
Quick Co., Ltd. 7,100 108,444
Raccoon Holdings, Inc. 24,200 104,777
Raito Kogyo Co., Ltd. 100,200 2,097,595
Raiznext Corp. 27,700 344,688
Raksul, Inc. 214,800 1,475,177
Rakus Co., Ltd. 93,200 754,409
Rasa Corp. 200 2,145
Rasa Industries, Ltd. 7,700 251,410
Relo Group, Inc. 148,600 1,599,291
#Renaissance, Inc. 8,700 59,353
Rengo Co., Ltd. 292,000 1,780,375
*RENOVA, Inc. 251,401 1,352,838
Resol Holdings Co., Ltd. 2,300 80,471
Resorttrust, Inc. 144,400 1,703,124
Restar Corp. 19,900 333,658
Retail Partners Co., Ltd. 29,700 248,697
Rheon Automatic Machinery
Co., Ltd. 22,300 209,603
Rhythm Co., Ltd. 3,500 76,223
Riken Keiki Co., Ltd. 10,401 237,652
Riken Technos Corp. 35,500 322,382
Riken Vitamin Co., Ltd. 30,700 557,584
Ringer Hut Co., Ltd. 32,900 474,744
Rinnai Corp. 400 9,085
Rion Co., Ltd. 8,500 138,048
Rise Consulting Group, Inc. 2,900 16,641
Riso Kagaku Corp. 21,800 165,564
#Riso Kyoiku Group Corp. 57,913 74,057
Rix Corp. 2,300 55,688
Rokko Butter Co., Ltd. 8,900 67,824
Roland Corp., Registered 19,600 416,033
Rorze Corp. 111,600 1,565,102
Round One Corp. 238,500 1,718,445
Royal Holdings Co., Ltd. 41,500 689,893
Ryobi, Ltd. 47,600 854,022
RYODEN Corp. 17,200 357,275
Ryoyo Ryosan Holdings, Inc. 60,440 1,166,782
S Foods, Inc. 24,900 404,076
Shares Value †
JAPAN — (Continued)
S&B Foods, Inc. 11,300 $ 244,624
*SAAF Holdings Co., Ltd. 300 465
#Sac's Bar Holdings, Inc. 22,400 113,996
Sagami Holdings Corp. 2,400 26,017
Saibu Gas Holdings Co., Ltd. 31,700 380,264
Saizeriya Co., Ltd. 60,600 1,982,565
Sakai Chemical Industry Co.,
Ltd. 27,300 504,870
Sakai Heavy Industries, Ltd. 9,200 122,722
Sakai Moving Service Co., Ltd. 28,900 528,456
Sakata INX Corp. 93,300 1,380,226
Sakata Seed Corp. 12,900 330,759
#Sakura Internet, Inc. 4,000 89,319
Sala Corp. 65,399 446,168
#Samco, Inc., Class D 6,200 167,220
San Holdings, Inc. 7,400 72,244
San ju San Financial Group,
Inc. 17,700 419,363
San-A Co., Ltd. 25,100 436,975
San-Ai Obbli Co., Ltd. 54,900 727,700
Sangetsu Corp. 44,500 870,906
San-In Godo Bank, Ltd. (The) 77,900 685,174
#*SANIX HOLDINGS, Inc. 20,800 29,299
Sanken Electric Co., Ltd. 26,300 1,270,656
Sanki Engineering Co., Ltd. 43,100 1,485,580
Sanko Gosei, Ltd. 35,400 193,711
Sanko Metal Industrial Co.,
Ltd. 10,500 92,626
Sankyo Tateyama, Inc. 26,900 105,117
Sankyu, Inc. 33,900 1,731,584
Sanoh Industrial Co., Ltd. 65,400 390,562
*Sansan, Inc. 51,600 610,605
Sansei Technologies, Inc. 16,800 247,439
Sansha Electric Manufacturing
Co., Ltd. 10,500 61,683
Sanshin Electronics Co., Ltd. 8,900 168,924
#Santec Holdings Corp.,
Registered 5,500 326,312
Sanyo Chemical Industries,
Ltd. 14,700 400,766
Sanyo Denki Co., Ltd. 32,400 830,742
Sanyo Electric Railway Co.,
Ltd. 22,941 298,275
Sanyo Trading Co., Ltd. 22,100 227,950
Sato Corp. 38,000 540,197
Sato Shoji Corp. 9,700 135,626
Satori Electric Co., Ltd. 13,000 162,104
Sawai Group Holdings Co.,
Ltd. 301,500 3,600,073
#SBI Global Asset
Management Co., Ltd. 34,100 131,482
SBS Holdings, Inc. 21,600 475,311
Scroll Corp. 31,800 226,442
Seed Co., Ltd. 12,100 44,613
Segue Group Co., Ltd. 10,600 44,243
Seika Corp. 28,200 421,934
Seikitokyu Kogyo Co., Ltd. 89,600 863,110
Seiko Electric Co., Ltd. 7,000 100,419
Seiko Group Corp. 42,300 1,952,244

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Seino Holdings Co., Ltd. 158,600 $ 2,242,256
Seiren Co., Ltd. 29,600 609,081
*Sekisui Kasei Co., Ltd. 38,700 88,928
SEMITEC Corp. 2,700 41,572
Senko Group Holdings Co.,
Ltd. 173,200 2,262,039
Senshu Electric Co., Ltd. 15,400 452,338
Senshu Ikeda Holdings, Inc. 788,100 3,401,944
Septeni Holdings Co., Ltd. 43,900 116,550
SERAKU Co., Ltd. 7,600 73,408
Seria Co., Ltd. 65,500 1,248,307
Seven Bank, Ltd. 1,150,700 2,114,590
#SFP Holdings Co., Ltd. 6,700 87,895
Sharingtechnology, Inc. 23,600 143,235
*Sharp Corp. 95,700 532,685
Shibaura Machine Co., Ltd. 52,900 1,473,117
Shibaura Mechatronics Corp. 151,200 17,931,414
Shibusawa Logistics Corp. 32,400 232,818
Shibuya Corp. 16,700 371,280
#*SHIFT, Inc. 626,500 4,335,134
Shiga Bank, Ltd. (The) 60,200 2,434,494
Shikibo, Ltd. 11,500 74,947
Shikoku Bank, Ltd. (The) 55,500 524,180
Shikoku Electric Power Co.,
Inc. 192,400 1,720,991
Shima Seiki Manufacturing,
Ltd. 52,600 339,046
Shimadaya Corp. 12,000 137,250
Shimizu Bank, Ltd. (The) 7,000 91,558
Shimojima Co., Ltd. 2,800 23,446
Shin Nippon Air Technologies
Co., Ltd. 16,500 330,418
Shin Nippon Biomedical
Laboratories, Ltd. 17,300 163,730
Shinagawa Refra Co., Ltd. 38,700 464,988
Shindengen Electric
Manufacturing Co., Ltd. 8,200 186,829
Shin-Etsu Polymer Co., Ltd. 65,900 826,878
Shinko Shoji Co., Ltd. 37,400 247,383
Shinmaywa Industries, Ltd. 171,400 2,235,193
Shinnihon Corp. 17,500 201,405
Shinnihonseiyaku Co., Ltd. 12,900 180,954
Shinsho Corp. 13,500 203,917
Shinwa Co., Ltd. 6,400 127,747
Shinwa Co., Ltd. 13,700 73,900
Ship Healthcare Holdings, Inc. 92,000 1,375,626
Shizuoka Gas Co., Ltd. 43,500 318,227
SHO-BOND Holdings Co., Ltd. 32,100 1,020,166
Shoei Co., Ltd. 77,900 828,783
Shoei Foods Corp. 9,900 253,195
Showa Sangyo Co., Ltd. 22,700 433,651
SIGMAXYZ Holdings, Inc. 204,500 1,162,844
Siix Corp. 85,000 764,175
Simplex Holdings, Inc. 29,900 834,572
Sinanen Holdings Co., Ltd. 600 24,069
Sinfonia Technology Co., Ltd. 54,100 3,743,507
Sinko Industries, Ltd. 78,000 652,637
SK-Electronics Co., Ltd. 800 15,485
Shares Value †
JAPAN — (Continued)
SKY Perfect JSAT Holdings,
Inc. 227,000 $ 2,233,826
Skymark Airlines, Inc. 41,000 119,496
#Smaregi, Inc. 8,200 151,539
SMK Corp. 4,400 64,805
SMS Co., Ltd. 119,899 1,035,900
Socionext, Inc. 102,400 2,320,460
Soda Nikka Co., Ltd. 15,300 99,315
Softcreate Holdings Corp.,
Class B 13,400 185,532
Software Service, Inc. 2,500 222,323
Soken Chemical & Engineering
Co., Ltd. 12,900 200,130
Solasto Corp. 69,900 228,682
Soliton Systems K.K. 10,700 119,255
Sotetsu Holdings, Inc. 104,100 1,746,093
Space Co., Ltd. 1,400 12,432
Sparx Group Co., Ltd. 20,340 205,572
SPK Corp., Registered 2,500 36,367
#S-Pool, Inc. 63,500 116,650
SRE Holdings Corp. 44,400 813,037
SRS Holdings Co., Ltd. 30,900 230,063
St Marc Holdings Co., Ltd.,
Registered 22,600 390,664
ST. Corp. 5,700 58,053
Star Mica Holdings Co., Ltd. 41,400 305,821
Star Micronics Co., Ltd. 111,900 1,208,670
Startia Holdings, Inc. 7,500 134,465
Starts Corp., Inc. 28,400 882,114
Starzen Co., Ltd. 53,800 405,451
#St-Care Holding Corp. 17,100 92,129
Stella Chemifa Corp. 13,300 353,965
Step Co., Ltd. 4,200 66,167
STI Foods Holdings, Inc. 11,273 93,957
Strike Co., Ltd. 13,800 340,846
#Studio Alice Co., Ltd. 8,200 108,106
Subaru Enterprise Co., Ltd. 2,500 53,309
Sugimoto & Co., Ltd.,
Registered 11,400 133,791
Sukegawa Electric Co., Ltd. 1,000 49,333
SUMCO Corp. 503,266 5,153,368
Sumida Corp. 159,100 1,158,743
#Sumiseki Holdings, Inc. 18,800 68,217
Sumitomo Bakelite Co., Ltd. 41,400 1,381,836
Sumitomo Densetsu Co., Ltd. 1,500 94,544
Sumitomo Heavy Industries,
Ltd. 171,994 4,612,036
Sumitomo Osaka Cement Co.,
Ltd. 86,400 2,162,033
*Sumitomo Pharma Co., Ltd. 29 317
#Sumitomo Riko Co., Ltd. 37,800 642,125
Sumitomo Rubber Industries,
Ltd. 194,600 2,285,102
Sumitomo Seika Chemicals
Co., Ltd. 7,900 245,120
Sun Frontier Fudousan Co.,
Ltd. 44,300 656,499
#Suncall Corp. 149,900 984,705
Sundrug Co., Ltd. 400 10,801

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Sun-Wa Technos Corp. 10,000 $ 174,029
#*SUNWELS Co., Ltd. 8,100 25,816
Suruga Bank, Ltd. 460,400 4,605,345
Suzuden Corp. 6,200 67,411
Suzuken Co., Ltd. 65,400 2,485,586
#Suzuki Co., Ltd. 14,900 208,816
Suzumo Machinery Co., Ltd.,
Class A 1,600 14,966
SWCC Corp. 86,900 4,241,914
#Synchro Food Co., Ltd. 15,200 61,864
System Research Co., Ltd. 10,600 140,021
System Support Holdings, Inc. 8,900 175,914
#Systems Engineering
Consultants Co., Ltd. 7,000 117,594
Systena Corp. 270,200 931,331
Syuppin Co., Ltd. 28,800 237,983
T Hasegawa Co., Ltd. 23,800 417,433
T. RAD Co., Ltd. 1,400 63,523
Tachibana Eletech Co., Ltd.,
Class S 14,200 261,316
Tachi-S Co., Ltd., Class S 91,100 1,159,041
Tadano, Ltd. 192,700 1,343,415
Taihei Dengyo Kaisha, Ltd. 35,100 492,819
Taiheiyo Cement Corp. 105,300 2,864,641
Taiheiyo Kouhatsu, Inc. 300 1,499
Taiho Kogyo Co., Ltd. 13,200 58,693
Taikisha, Ltd. 20,800 412,476
Taiko Bank, Ltd. (The) 2,500 28,318
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 10,274
Taiyo Holdings Co., Ltd. 39,800 2,133,448
Taiyo Yuden Co., Ltd. 216,300 6,179,198
Takamatsu Construction
Group Co., Ltd. 20,500 450,440
#Takamiya Co., Ltd. 42,600 115,034
Takaoka Toko Co., Ltd. 11,201 250,115
Takara & Co., Ltd. 6,900 182,292
Takara Bio, Inc. 143,100 857,365
Takara Holdings, Inc. 217,500 2,214,461
Takara Standard Co., Ltd. 35,700 577,485
Takasago International Corp. 67,100 657,258
Takasago Thermal
Engineering Co., Ltd. 35,600 1,057,451
Takashima & Co., Ltd. 89,602 476,931
Takashimaya Co., Ltd. 508,000 5,449,158
Take And Give Needs Co., Ltd. 12,700 67,847
TAKEBISHI Corp. 4,100 54,452
Takeuchi Manufacturing Co.,
Ltd. 41,100 1,699,439
Taki Chemical Co., Ltd. 3,300 77,330
#Tama Home Co., Ltd. 15,600 366,064
Tamron Co., Ltd. 109,600 780,443
Tamura Corp. 175,600 604,122
TANABE ENGINEERING
Corp. 900 13,834
Tanseisha Co., Ltd. 108,800 940,007
Taoka Chemical Co., Ltd. 2,400 19,100
Tayca Corp. 21,200 181,099
#Tazmo Co., Ltd. 10,700 165,791
Shares Value †
JAPAN — (Continued)
TDC Soft, Inc. 25,600 $ 224,335
TechMatrix Corp. 45,500 645,338
TECHNO HORIZON Co., Ltd. 3,400 11,145
Techno Ryowa, Ltd. 8,400 309,708
Techno Smart Corp. 1,200 16,225
Technoflex Corp. 2,600 29,316
Teijin, Ltd. 470,600 4,122,389
Teikoku Electric Manufacturing
Co., Ltd. 15,400 308,890
Tekken Corp. 15,700 376,054
Temairazu, Inc., Registered 2,400 50,164
#Tenpos Holdings Co., Ltd. 1,200 26,990
Tera Probe, Inc. 5,901 225,230
Terasaki Electric Co., Ltd. 5,000 156,762
#Tess Holdings Co., Ltd. 186,501 422,504
THK Co., Ltd. 31,500 842,017
TKC Corp. 9,500 248,823
TOA Corp. 78,200 1,201,007
TOA ROAD Corp. 22,500 226,964
Toagosei Co., Ltd. 47,400 470,754
TOBISHIMA HOLDINGS, Inc. 27,800 380,399
Tocalo Co., Ltd. 82,800 1,217,370
Tochigi Bank, Ltd. (The) 352,200 1,257,408
Toda Corp. 270,700 1,826,573
Toenec Corp. 49,000 532,764
Togami Electric Manufacturing
Co., Ltd. 600 16,475
Toho Bank, Ltd. (The) 671,200 1,986,740
#Toho Co., Ltd. 11,300 243,523
Toho Gas Co., Ltd. 39,300 1,173,222
#Toho Holdings Co., Ltd. 15,400 494,423
#Toho Titanium Co., Ltd. 54,600 561,400
*Toho Zinc Co., Ltd. 19,800 86,626
Tokai Carbon Co., Ltd. 396,500 2,659,977
Tokai Corp. 22,700 315,034
TOKAI Holdings Corp. 99,300 658,111
Tokai Rika Co., Ltd. 58,000 1,045,886
Tokai Tokyo Financial
Holdings, Inc. 468,000 1,737,665
Tokushu Tokai Paper Co., Ltd. 15,600 150,274
Tokuyama Corp. 168,100 4,184,632
#Tokyo Base Co., Ltd. 34,300 101,305
#Tokyo Electron Device, Ltd. 23,700 464,600
Tokyo Energy & Systems, Inc. 35,800 414,109
Tokyo Kiraboshi Financial
Group, Inc. 35,100 1,672,351
Tokyo Rope Manufacturing
Co., Ltd. 11,500 107,867
Tokyo Sangyo Co., Ltd. 13,100 79,422
Tokyo Seimitsu Co., Ltd. 101,800 7,044,160
Tokyo Steel Manufacturing
Co., Ltd. 113,100 999,183
Tokyo Tekko Co., Ltd. 17,800 651,663
Tokyotokeiba Co., Ltd. 16,200 581,520
Tokyu Construction Co., Ltd. 298,000 2,029,158
Toli Corp. 64,800 262,472
Tomato Bank, Ltd. 2,900 25,997
Tomen Devices Corp. 3,700 226,724
Tomoe Engineering Co., Ltd. 23,100 237,815

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Tomoku Co., Ltd. 7,500 $ 160,414
TOMONY Holdings, Inc. 432,800 1,918,811
Tomy Co., Ltd. 68,300 1,408,074
Topre Corp. 46,400 675,873
Topy Industries, Ltd. 16,200 300,329
#Torex Semiconductor, Ltd. 3,917 40,478
#Toridoll Holdings Corp. 33,200 962,025
Torishima Pump
Manufacturing Co., Ltd., Class
A 22,700 308,698
Tosei Corp. 40,500 862,289
Toshiba TEC Corp. 23,000 465,808
Tosho Co., Ltd. 22,000 112,674
Totech Corp. 25,600 530,096
Totetsu Kogyo Co., Ltd. 20,800 571,796
#Toukei Computer Co., Ltd. 1,000 24,894
Toumei Co., Ltd. 6,900 46,357
#TOW Co., Ltd. 47,700 114,563
Towa Bank, Ltd. (The) 62,300 375,689
Towa Corp. 37,200 573,496
Towa Pharmaceutical Co., Ltd. 31,600 581,315
Toyo Corp. 16,800 181,572
Toyo Gosei Co., Ltd. 600 27,380
Toyo Innovex Co., Ltd. 14,300 61,542
Toyo Kanetsu KK 8,700 254,977
Toyo Seikan Group Holdings,
Ltd. 1,400 31,452
#Toyo Tanso Co., Ltd. 79,200 2,377,722
#Toyo Tire Corp. 48,500 1,330,126
Toyobo Co., Ltd. 250,100 1,858,846
Toyoda Gosei Co., Ltd. 129,100 2,997,570
Toyota Boshoku Corp. 187,201 2,854,404
Traders Holdings Co., Ltd. 16,900 98,292
Transaction Co., Ltd. 28,300 187,742
Transcosmos, Inc. 19,000 450,164
TRE Holdings Corp. 131,700 1,323,369
Treasure Factory Co., Ltd. 17,300 187,986
Tri Chemical Laboratories, Inc. 137,300 2,667,482
Trial Holdings, Inc. 5,100 68,163
Trusco Nakayama Corp. 62,200 982,732
#Tsubaki Nakashima Co., Ltd. 87,900 222,524
Tsubakimoto Chain Co. 56,500 792,918
Tsubakimoto Kogyo Co., Ltd. 8,400 148,801
#Tsuburaya Fields Holdings,
Inc. 138,300 1,949,872
Tsugami Corp. 102,300 1,818,165
Tsukada Global Holdings, Inc. 10,500 42,939
Tsukishima Holdings Co., Ltd. 67,500 1,118,610
Tsukuba Bank, Ltd. 516,700 1,056,509
Tsumura & Co. 118,500 2,749,911
Tsurumi Manufacturing Co.,
Ltd. 21,000 265,269
Tsuzuki Denki Co., Ltd. 6,900 141,534
#TWOSTONE&Sons 5,600 26,681
UACJ Corp. 88,920 1,151,507
UBE Corp. 241,000 3,550,352
Ubicom Holdings, Inc. 8,600 64,086
Uchida Yoko Co., Ltd. 9,100 614,917
ULS Group, Inc. 26,000 125,228
Shares Value †
JAPAN — (Continued)
Ultrafabrics Holdings Co., Ltd. 6,900 $ 34,577
Ulvac, Inc. 73,144 3,334,935
U-Next Holdings Co., Ltd. 38,400 507,247
Unipres Corp. 132,600 1,032,878
United Arrows, Ltd. 40,300 504,355
United Super Markets
Holdings, Inc. 85,581 457,195
#UNITED, Inc. 18,500 61,004
*Universal Entertainment Corp. 94,700 531,729
Urbanet Corp. Co., Ltd. 25,900 94,484
User Local, Inc. 24,700 314,572
Ushio, Inc. 104,600 1,738,524
UT Group Co., Ltd. 124,800 2,226,966
V Technology Co., Ltd. 18,100 408,280
Valor Holdings Co., Ltd. 39,900 731,412
Valqua, Ltd. 23,000 580,020
#Value HR Co., Ltd. 17,700 194,286
ValueCommerce Co., Ltd. 18,600 81,376
Vector, Inc. 41,300 311,248
#Vega Corp. Co., Ltd. 6,000 62,666
Vertex Corp. 19,100 171,095
Vision, Inc. 177,500 1,409,123
*Visional, Inc. 23,100 1,607,426
Vital KSK Holdings, Inc. 45,500 367,414
VT Holdings Co., Ltd. 142,000 448,892
Wacoal Holdings Corp. 5,000 174,710
Wacom Co., Ltd. 145,000 788,744
#Wakachiku Construction Co.,
Ltd. 4,100 127,880
Wakita & Co., Ltd. 43,000 495,440
Warabeya Nichiyo Holdings
Co., Ltd. 19,200 388,848
#Waseda Academy Co., Ltd. 5,100 78,790
#Watahan & Co., Ltd. 14,400 133,853
WDB Holdings Co., Ltd. 9,800 102,736
#Wealth Management, Inc. 1,500 10,710
#Weathernews, Inc. 13,700 357,496
Wellneo Sugar Co., Ltd. 9,100 148,974
Wellnet Corp. 23,100 97,765
West Holdings Corp. 51,900 497,590
Will Group, Inc. 12,900 85,327
WingArc1st, Inc. 18,900 412,216
WIN-Partners Co., Ltd. 100 819
Workman Co., Ltd. 6,600 248,483
World Co., Ltd. 49,900 877,473
World Holdings Co., Ltd. 12,800 208,632
Xebio Holdings Co., Ltd. 46,500 329,308
#YAC Holdings Co., Ltd. 60,000 350,914
Yahagi Construction Co., Ltd. 34,100 483,206
YAKUODO Holdings Co., Ltd. 15,242 201,241
YAMABIKO Corp. 38,100 638,813
YAMADA Consulting Group
Co., Ltd. 7,700 87,969
Yamada Holdings Co., Ltd. 326,500 982,117
#Yamae Group Holdings Co.,
Ltd. 19,300 320,967
#Yamagata Bank, Ltd. (The) 33,200 361,837
Yamaguchi Financial Group,
Inc. 240,900 2,763,888

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Yamaichi Electronics Co., Ltd. 52,200 $ 1,553,582
#Yamami Co. 1,400 36,396
Yamanashi Chuo Bank, Ltd.
(The) 38,100 812,427
Yamatane Corp. 20,300 336,280
Yamau Holdings Co., Ltd. 900 14,623
#Yamaura Corp. 2,400 22,278
#Yamax Corp. 8,600 112,765
Yamaya Corp. 2,200 33,816
Yamazen Corp. 79,000 732,797
Yashima Denki Co., Ltd. 19,600 330,791
Yellow Hat, Ltd. 109,100 1,100,525
Yodoko, Ltd. 13,800 116,542
Yokogawa Bridge Holdings
Corp. 61,700 1,102,994
Yokorei Co., Ltd. 86,699 689,968
Yokowo Co., Ltd. 28,001 359,703
Yondenko Corp. 40,700 371,981
#Yondoshi Holdings, Inc. 20,400 226,836
Yonex Co., Ltd. 54,700 1,409,620
#Yorozu Corp. 15,200 90,477
Yoshicon Co., Ltd. 2,100 33,670
#*Yoshimura Food Holdings
KK 12,100 51,446
#Yoshinoya Holdings Co., Ltd. 168,000 3,317,361
#Yossix Holdings Co., Ltd. 6,300 103,504
Yotai Refractories Co., Ltd.,
Registered 800 9,233
Yuasa Trading Co., Ltd. 16,100 524,631
#Yukiguni Factory Co., Ltd. 22,600 150,955
Yurtec Corp. 46,100 744,519
Yushin Co 2,100 8,792
Yutaka Giken Co., Ltd. 800 15,761
Zacros Corp. 53,800 368,433
Zenrin Co., Ltd. 35,000 234,007
Zeon Corp. 407,600 4,189,637
ZERIA Pharmaceutical Co.,
Ltd. 21,800 283,157
ZIGExN Co., Ltd. 74,500 246,633
Zojirushi Corp., Class B 1,700 18,362
Zuiko Corp. 6,300 39,259
TOTAL JAPAN 990,339,616
NETHERLANDS — (2.4%)
Aalberts NV, Registered 119,935 3,817,876
Acomo NV 23,417 635,156
#Aegon, Ltd., Registered 883,907 6,691,176
*AFC Ajax NV 38 398
Akzo Nobel NV 161,554 10,710,598
Ω#*Alfen NV 5,459 60,601
Allfunds Group PLC 400,154 3,048,264
AMG Critical Materials NV 57,017 1,896,618
APERAM SA 93,891 3,279,249
Arcadis NV 72,918 3,485,992
#*Avantium NV 482 3,487
ΩB&S Group Sarl 47,727 327,214
Ω*Basic-Fit NV 86,066 2,558,934
BE Semiconductor Industries
NV 72,285 12,314,481
Shares Value †
NETHERLANDS — (Continued)
#Brunel International NV 26,553 $ 236,905
*CM.com NV 3,925 19,004
Corbion NV 79,348 1,617,366
ΩCTP NV 163,815 3,418,485
#*Fastned BV, Class A 561 14,245
*Flow Traders, Ltd. 78,519 2,162,354
ForFarmers NV 55,023 266,415
Fugro NV 97,223 994,224
Havas NV 514,289 900,184
IMCD NV 59,061 6,133,782
*InPost SA 272,309 3,432,149
JDE Peet's NV 5,200 189,538
#Kendrion NV 12,825 210,790
Koninklijke BAM Groep NV 613,565 5,704,370
Koninklijke Heijmans NV 55,478 3,938,016
Koninklijke Vopak NV 100,925 4,575,640
Nedap NV 2,980 359,086
OCI NV 116,324 457,025
*Pharming Group NV 750,564 983,253
#PostNL NV 200,734 222,536
Randstad NV 142,879 5,605,329
SBM Offshore NV 247,333 6,394,574
#*SIF Holding NV 1,620 13,051
ΩSignify NV 184,711 4,430,165
#Sligro Food Group NV 31,226 335,903
TKH Group NV 61,377 2,718,893
*TomTom NV 57,623 347,507
Van Lanschot Kempen NV 48,463 2,835,958
TOTAL NETHERLANDS 107,346,791
NEW ZEALAND — (0.3%)
AFT Pharmaceuticals, Ltd. 1,337 2,358
Air New Zealand, Ltd. 1,283,595 437,354
Briscoe Group, Ltd. 1,327 4,103
CDL Investments New
Zealand, Ltd. 284 132
#Channel Infrastructure NZ,
Ltd. 581,922 893,076
Colonial Motor Co., Ltd. (The) 8 37
Delegat Group, Ltd. 104 247
*Fletcher Building, Ltd. 442,576 826,217
Freightways Group, Ltd. 164,186 1,383,989
Genesis Energy, Ltd. 391,923 563,330
*Gentrack Group, Ltd. 44,995 235,762
Hallenstein Glasson Holdings,
Ltd. 37,900 213,778
Heartland Group Holdings, Ltd. 839,150 521,384
*KMD Brands, Ltd. 170,653 27,851
Napier Port Holdings, Ltd. 9,520 18,808
NZME, Ltd. 3,618 2,414
NZX, Ltd. 240,841 212,393
*Oceania Healthcare, Ltd. 672,456 304,215
PGG Wrightson, Ltd. 2,410 3,146
*Rakon, Ltd. 10,360 4,746
*Ryman Healthcare, Ltd. 679,318 1,116,461
Sanford, Ltd. 2,932 10,326
Scales Corp., Ltd. 130,527 455,952
*Serko, Ltd. 34,967 54,465
Skellerup Holdings, Ltd. 139,314 437,981

Dimensional International Small Cap ETF
continued
Shares Value †
NEW ZEALAND — (Continued)
SKY Network Television, Ltd. 122,966 $ 252,795
#*SKYCITY Entertainment
Group, Ltd. 1,052,574 440,012
Steel & Tube Holdings, Ltd. 9,152 3,721
Summerset Group Holdings,
Ltd. 223,151 1,482,332
#Tourism Holdings, Ltd. 15,015 21,754
TOWER, Ltd. 429,374 454,879
Turners Automotive Group,
Ltd. 5,255 21,998
*Vista Group International, Ltd. 216,929 329,194
#Warehouse Group, Ltd.
(The), Registered 34,693 15,993
TOTAL NEW ZEALAND 10,753,203
NORWAY — (0.8%)
2020 Bulkers, Ltd. 104,142 1,420,546
ABG Sundal Collier Holding
ASA 458,084 318,310
AF Gruppen ASA 20,377 343,210
#*Agilyx ASA 4,470 9,632
Akastor ASA 129,465 142,301
*Aker BioMarine ASA 34,374 292,199
Aker Solutions ASA 262,161 722,974
Archer, Ltd. 44,056 102,988
*ArcticZymes Technologies
ASA 4,864 13,894
Arendals Fossekompani ASA 104 1,357
Atea ASA, Class A 38,141 582,089
Austevoll Seafood ASA 3,520 33,158
#*BEWi ASA 42,003 72,489
BLUENORD ASA 18,447 844,223
Bonheur ASA 1,282 27,941
Borregaard ASA 21,432 406,738
Bouvet ASA 68,547 436,340
*BW Energy, Ltd. 39,162 149,998
BW Offshore, Ltd. 124,651 455,877
*Cadeler A/S 32,463 150,812
*Cloudberry Clean Energy
ASA 213,319 277,061
DNO ASA 498,116 683,885
ΩElkem ASA 534,047 1,408,367
*Elliptic Laboratories ASA 32,635 32,580
ΩElmera Group ASA 109,429 352,615
Elopak ASA 112,114 528,602
*Endur ASA 17,606 148,269
*Ensurge Micropower ASA 616,031 70,634
ΩEuropris ASA 141,916 1,224,605
#FLEX LNG, Ltd. 16,039 416,533
#FLEX LNG, Ltd. 425 11,037
*Grieg Seafood ASA 216,594 1,453,672
#*Hexagon Composites ASA 251,446 226,916
*Hexagon Purus ASA 90,591 18,222
Himalaya Shipping, Ltd. 19,376 149,003
Himalaya Shipping, Ltd. 16,534 129,627
#Hoegh Autoliners ASA 93,520 839,808
ΩKid ASA 33,412 453,113
Kitron ASA 329,298 2,457,460
Shares Value †
NORWAY — (Continued)
ΩKlaveness Combination
Carriers ASA 23,098 $ 175,570
*Kongsberg Automotive ASA 1,394,414 238,721
*LINK Mobility Group Holding
ASA 349,985 1,037,818
Magnora ASA 49,412 100,123
Medistim ASA 1,926 51,972
MORROW BANK ASA 31,302 41,305
MPC Container Ships ASA 935,510 1,637,174
Ω#Multiconsult ASA 23,250 395,277
#*Napatech A/S 38,854 125,968
*Nekkar ASA 51,770 62,429
#*NEL ASA 857,189 187,757
NORBIT ASA 85,243 1,723,068
Norconsult Norge A/S 7,678 35,556
Ω*Norske Skog ASA 11,583 17,952
Norwegian Air Shuttle ASA 76,660 119,230
*NRC Group ASA 4,084 3,125
Odfjell Drilling, Ltd. 97,057 781,871
Odfjell SE, Class A 10,280 123,763
Odfjell Technology, Ltd. 18,731 107,754
*OKEA ASA 48,415 87,384
ΩOkeanis Eco Tankers Corp. 8,289 294,757
ΩOkeanis Eco Tankers Corp. 4,607 159,153
Panoro Energy ASA 117,443 251,905
#Paratus Energy Services, Ltd. 64,018 262,857
Pareto Bank ASA 46,862 396,965
Petronor E&P ASA 56,890 58,257
Pexip Holding ASA 87,604 539,464
*PhotoCure ASA 39,850 229,246
Ω*poLight ASA 22,807 14,450
Rana Gruber ASA 28,900 182,536
Reach Subsea ASA 36,068 23,886
#*Salmon Evolution ASA 360,630 183,934
SATS ASA 325,828 1,169,083
Ω*Scatec ASA 310,131 3,273,911
Sea1 offshore, Inc. 60,457 119,815
Selvaag Bolig ASA 36,595 119,187
#*SmartCraft ASA 53,653 135,764
Solstad Maritime Holding AS 131,027 231,309
*Solstad Offshore ASA 30,361 130,544
Sparebanken More 19,147 189,257
Stolt-Nielsen, Ltd., Class R 10,474 351,999
TGS ASA 405,786 3,513,594
Wilh. Wilhelmsen Holding
ASA, Class A 1,997 100,670
*Wilh. Wilhelmsen Holding
ASA, Class B 325 15,420
Zalaris ASA 8,550 77,920
*Zaptec ASA 125,862 367,623
TOTAL NORWAY 36,856,408
PORTUGAL — (0.5%)
#Altri SGPS SA 55,139 313,116
Banco Comercial Portugues
SA, Class R 9,202,689 8,127,767
Corticeira Amorim SGPS SA 46,747 392,796
CTT-Correios de Portugal SA 190,387 1,659,074
EDP Renovaveis SA 301,104 4,406,739

Dimensional International Small Cap ETF
continued
Shares Value †
PORTUGAL — (Continued)
Ibersol SGPS SA 12,345 $ 143,911
Mota-Engil SGPS SA 103,606 717,493
#Navigator Co. SA (The) 222,666 772,032
NOS SGPS SA 269,947 1,171,515
REN - Redes Energeticas
Nacionais SGPS SA 425,155 1,602,183
Semapa-Sociedade de
Investimento e Gestao 12,923 269,975
Sonae SGPS SA 1,072,494 1,750,354
TOTAL PORTUGAL 21,326,955
RÉUNION — (0.0%)
CBo Territoria 132 555
TOTAL RÉUNION 555
SINGAPORE — (1.2%)
#*AEM Holdings, Ltd. 1,345,015 1,963,601
*ASL Marine Holdings, Ltd. 151,100 26,703
Aztech Global, Ltd. 296,500 153,780
Banyan Tree Holdings, Ltd. 22,200 10,746
BRC Asia, Ltd. 21,700 70,363
Bukit Sembawang Estates,
Ltd. 3,300 10,624
Centurion Corp., Ltd. 235,000 256,406
China Aviation Oil Singapore
Corp., Ltd. 301,600 352,247
City Developments, Ltd. 427,500 2,374,909
ComfortDelGro Corp., Ltd. 4,590,700 5,149,965
*COSCO SHIPPING
International Singapore Co.,
Ltd. 2,301,900 214,015
CSE Global, Ltd. 1,116,578 724,967
Delfi, Ltd. 342,200 212,979
DFI Retail Group Holdings,
Ltd. 329,900 1,157,949
Far East Orchard, Ltd. 22,208 21,159
First Resources, Ltd. 708,000 1,066,257
Food Empire Holdings, Ltd. 176,100 319,333
Frasers Property, Ltd. 157,900 127,392
Frencken Group, Ltd. 1,349,600 1,711,045
*Gallant Venture, Ltd. 7,900 455
Geo Energy Resources, Ltd. 879,800 327,868
Golden Agri-Resources, Ltd. 5,048,200 1,086,093
GuocoLand, Ltd. 43,100 71,864
Hiap Hoe, Ltd. 600 247
Ho Bee Land, Ltd. 136,600 236,160
#Hong Fok Corp., Ltd. 523,300 309,609
Hong Leong Asia, Ltd. 236,700 438,317
Hotel Grand Central, Ltd. 100 54
Hour Glass, Ltd. (The) 79,800 128,764
HRnetgroup, Ltd. 6,400 3,639
Hutchison Port Holdings Trust,
Class U 5,383,400 1,130,514
#iFAST Corp., Ltd. 310,200 2,309,607
Indofood Agri Resources, Ltd. 2,100 597
ISDN Holdings, Ltd. 41,875 13,675
Keppel Infrastructure Trust 3,773,885 1,333,887
LHN, Ltd. 173,200 108,462
Mandarin Oriental
International, Ltd. 100 328
Shares Value †
SINGAPORE — (Continued)
Marco Polo Marine, Ltd. 1,866,000 $ 150,548
*Mermaid Maritime PCL 845,400 81,198
Mewah International, Inc. 700 161
*mm2 Asia, Ltd. 263,400 810
#Nanofilm Technologies
International, Ltd. 143,900 76,846
NETLINK NBN TRUST 3,728,300 2,807,433
*Oceanus Group, Ltd. 1,302,300 5,003
Olam Group, Ltd. 1,220,600 919,120
OUE, Ltd. 101,100 99,434
*Oxley Holdings, Ltd. 27,300 2,077
Pan-United Corp., Ltd. 71,800 61,790
Propnex, Ltd. 166,300 286,228
Q&M Dental Group Singapore,
Ltd. 161,400 66,348
QAF, Ltd. 15,200 10,453
Raffles Medical Group, Ltd. 948,700 721,667
#*Rex International Holding,
Ltd. 1,808,200 232,025
#Riverstone Holdings, Ltd. 968,100 669,477
SATS, Ltd. 945,100 2,483,570
SBS Transit, Ltd. 14,700 36,031
Seatrium, Ltd. 2,657,700 4,431,372
Sheng Siong Group, Ltd. 1,265,600 2,256,093
SIA Engineering Co., Ltd.,
Registered 471,100 1,277,792
Singapore Land Group, Ltd. 102,500 242,576
StarHub, Ltd. 582,600 519,279
Straits Trading Co., Ltd. 178,230 230,071
Tai Sin Electric, Ltd. 200 100
*Thomson Medical Group, Ltd. 842,200 38,180
Tiong Woon Corp. Holding,
Ltd. 97,200 60,496
Tuan Sing Holdings, Ltd. 980,750 259,986
UMS Integration, Ltd. 1,246,000 1,416,943
UOB-Kay Hian Holdings, Ltd. 470,517 885,756
UOL Group, Ltd. 700,000 4,276,000
Venture Corp., Ltd. 500,900 5,738,537
Vicom, Ltd. 200 244
Wee Hur Holdings, Ltd. 1,116,700 622,081
Wing Tai Holdings, Ltd. 411,700 452,365
TOTAL SINGAPORE 54,842,670
SPAIN — (2.2%)
Acciona SA 29,806 6,605,208
Acerinox SA 368,708 4,757,797
ΩAedas Homes SA 15,149 372,430
Almirall SA 104,030 1,498,493
#*Amper SA 1,206,119 201,576
Atresmedia Corp. de Medios
de Comunicacion SA 161,906 981,079
Audax Renovables SA 182,813 291,184
Azkoyen SA 32 324
Banco de Sabadell SA 1,872,721 7,009,735
Bankinter SA 382,050 5,763,381
CIE Automotive SA 46,796 1,571,749
Construcciones y Auxiliar de
Ferrocarriles SA 24,920 1,576,196

Dimensional International Small Cap ETF
continued
Shares Value †
SPAIN — (Continued)
Corp ACCIONA Energias
Renovables SA 66,816 $ 1,840,062
*Deoleo SA 13,813 3,069
*Distribuidora Internacional de
Alimentacion SA 15,492 511,393
Ebro Foods SA 49,940 1,019,090
#*eDreams ODIGEO SA 71,220 596,788
Elecnor SA 58,464 1,909,662
Enagas SA 312,119 4,958,816
#Ence Energia y Celulosa SA 159,382 487,491
*Ercros SA 23,548 86,973
Faes Farma SA 381,411 1,963,404
Fluidra SA 123,995 3,595,054
ΩGestamp Automocion SA 266,016 1,031,027
ΩGlobal Dominion Access SA 98,526 361,626
*Grenergy Renovables SA 18,389 1,587,601
Grifols SA 355,640 4,611,744
Grupo Catalana Occidente SA 3,772 215,505
Grupo Empresarial San Jose
SA 3,460 28,035
Indra Sistemas SA 96,766 5,356,530
Laboratorios Farmaceuticos
Rovi SA 7,772 548,095
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 444,491 589,987
Logista Integral SA 62,694 2,092,694
Mapfre SA 489,279 2,164,032
Melia Hotels International SA 157,783 1,307,574
Ω#Metrovacesa SA 3,626 48,757
Miquel y Costas & Miquel SA 276 4,253
Ω#Neinor Homes SA 61,705 1,229,257
*Nueva Expresion Textil SA 57,152 49,606
*Obrascon Huarte Lain SA 498,327 261,990
Pharma Mar SA 25,306 2,140,962
Prim SA 28 446
ΩProsegur Cash SA 208,809 170,874
*Realia Business SA 360 430
Redeia Corp. SA 297,187 5,354,442
Renta 4 Banco SA 12 273
Sacyr SA 725,025 3,193,323
*Solaria Energia y Medio
Ambiente SA 79,193 1,370,613
Ω#*Talgo SA 18,677 57,557
*Tecnicas Reunidas SA 84,848 3,037,840
#Tubacex SA 47,975 183,007
*Tubos Reunidos SA 91,743 48,498
ΩUnicaja Banco SA 1,780,413 4,808,595
Vidrala SA 27,799 2,650,274
Viscofan SA 58,821 3,659,340
TOTAL SPAIN 95,765,741
SWEDEN — (2.9%)
ΩAcadeMedia AB 127,613 1,411,574
AddLife AB, Class B 152,909 3,308,666
Addnode Group AB 121,727 1,423,408
AFRY AB 202,451 3,487,041
ΩAlimak Group AB 27,324 404,715
Alleima AB 316,318 2,742,478
Alligo AB, Class B 29,106 364,266
Shares Value †
SWEDEN — (Continued)
ΩAmbea AB, Class B 198,221 $ 2,687,495
*Annehem Fastigheter AB,
Class B 270 530
AQ Group AB 98,600 2,037,958
Arise AB 27,879 88,255
Arjo AB, Class B 553,113 1,759,706
Atrium Ljungberg AB, Class B 129,563 467,614
ΩAttendo AB 216,960 1,844,474
Beijer Alma AB, Class B 49,398 1,514,334
Bergman & Beving AB 35,665 1,264,290
Betsson AB, Class B 115,334 1,806,707
#*Better Collective A/S 26,072 322,175
*BHG Group AB 257,301 781,187
*BICO Group AB 26,046 58,828
Bilia AB, Class A 62,984 881,809
Billerud Aktiebolag 278,643 2,581,686
Ω*BioArctic AB 14,334 442,138
BioGaia AB, Class B 125,349 1,327,108
Bjorn Borg AB 4,709 31,650
*Bonava AB, Class B 304,149 355,014
Ω*BoneSupport Holding AB 35,048 818,187
Ω#*Boozt AB 85,040 920,054
ΩBravida Holding AB 243,659 2,068,888
BTS Group AB, B Shares 3,752 74,467
Bufab AB 178,818 1,977,971
Bulten AB 35,297 181,830
Byggmax Group AB 76,890 392,044
*Carasent AB 10,498 31,574
Catella AB 37,848 123,801
*Cavotec Group AB 208 339
Cellavision AB 23,126 438,523
*Cint Group AB 347,975 132,995
Clas Ohlson AB, Class B 46,165 1,687,570
Cloetta AB, Class B 277,380 1,034,422
Coinshares International, Ltd. 40,598 720,222
Ω#Coor Service Management
Holding AB 211,608 1,041,042
#Corem Property Group AB,
Class B 202,907 82,723
Corem Property Group AB,
Class D 3,731 94,331
CTT Systems AB 3,599 71,809
Dios Fastigheter AB 195,049 1,333,545
ΩDometic Group AB 377,665 1,857,988
Duni AB 13,142 146,753
Ω*Dustin Group AB 591,639 127,895
*Dynavox Group AB 219,290 2,266,247
Eastnine AB 47,241 248,833
*Egetis Therapeutics AB 2,191 1,523
Elanders AB, Class B 9,715 64,579
*Electrolux AB, Class B 258,180 1,669,976
Electrolux Professional AB,
Class B 257,073 1,792,808
Elekta AB, Class B 806,739 4,108,271
*Embracer Group AB 147,526 1,541,699
*Enad Global 7 AB 31,015 55,544
*Enea AB 20,780 153,237
#Engcon AB 41,109 356,415
Ependion AB 3,708 47,890

Dimensional International Small Cap ETF
continued
Shares Value †
SWEDEN — (Continued)
Ework Group AB 5,963 $ 59,677
Fagerhult Group AB 49,202 239,466
Fasadgruppen Group AB 11,496 36,211
*Fastighets AB Trianon, Class
B 12,228 26,086
*Fastighetsbolaget Emilshus
AB, Class B 1,339 8,224
FastPartner AB, Class A 57,937 307,004
FastPartner AB, Class D 6,511 52,129
Fenix Outdoor International AG 3,375 186,661
Ferronordic AB 2,409 11,217
FormPipe Software AB 132 352
G5 Entertainment AB 7,842 77,738
*GiG Software PLC 216 131
Granges AB 87,092 1,278,053
Ω*Green Landscaping Group
AB 6,751 33,177
*Gruvaktiebolaget Viscaria 13,208 26,631
Hanza AB 35,347 488,546
Heba Fastighets AB, Class B 126,491 434,407
Hemnet Group AB 129,309 2,825,250
#*Hexatronic Group AB 332,317 761,082
*HMS Networks AB 10,781 600,806
Hufvudstaden AB, Class A 26,151 347,670
Humana AB 41,126 209,259
*Humble Group AB 16,063 14,147
Instalco AB 362,496 925,668
*International Petroleum Corp. 92,511 1,438,464
INVISIO AB 72,113 2,298,044
Inwido AB 62,230 943,365
ITAB Shop Concept AB 83,545 176,463
JM AB 223,991 3,202,063
*John Mattson
Fastighetsforetagen AB 22,967 161,138
Kabe Group AB, Class B 20 480
*Karnell Group AB 7,060 48,269
#*K-fast Holding AB 105,888 162,639
*Klarabo Sverige AB, Class B 111,430 183,829
KNOW IT AB 33,219 424,139
Lime Technologies AB 11,243 423,426
Lindab International AB 81,559 1,955,526
Loomis AB 6,150 248,786
*Medcap AB 11,982 767,454
MEKO AB 67,869 551,961
Micro Systemation AB, Class B 284 2,130
MIPS AB 57,440 2,065,843
*Modern Times Group MTG
AB, Class B 136,727 1,843,672
Momentum Group AB 28,850 494,181
ΩMunters Group AB 74,151 1,265,469
*NCAB Group AB 138,187 850,158
NCC AB, Class B 159,135 3,647,909
Nederman Holding AB 2,300 39,010
*Neobo Fastigheter AB 77,999 156,861
*Net Insight AB, Class B 83,479 33,550
New Wave Group AB, Class B 128,053 1,513,568
Nilorngruppen AB, Class B 9,322 60,788
Nivika Fastigheter AB, Class B 43,467 188,658
*Nobia AB 565,231 266,166
Shares Value †
SWEDEN — (Continued)
Nolato AB, Class B 179,496 $ 1,187,500
*Norion Bank AB 74,342 555,264
Note AB 17,166 341,783
NP3 Fastigheter AB 23,860 651,013
Nyfosa AB 259,947 2,216,772
OEM International AB, Class B 59,218 966,952
#*Orron Energy AB 148,466 68,411
*Ovzon AB 67,870 232,728
Peab AB, Class B 263,822 2,141,426
Platzer Fastigheter Holding
AB, Class B 82,363 634,262
Prevas AB, B Shares 1,128 9,114
*Pricer AB, Class B 164,065 78,036
Proact IT Group AB 24,335 265,077
Ratos AB, Class B 408,533 1,658,663
RaySearch Laboratories AB 85,438 2,016,130
Rejlers AB 6,276 131,173
Rusta AB 37,846 250,380
Rvrc Holding AB 83,905 574,982
*Samhallsbyggnadsbolaget i
Norden AB 3,963,342 2,186,153
*Samhallsbyggnadsbolaget i
Norden AB, Class D 62,670 64,700
Scandi Standard AB 31,302 325,138
ΩScandic Hotels Group AB 275,249 2,682,174
*Sdiptech AB 46,121 920,234
*Sensys Gatso Group AB 4,041 16,134
*Senzime AB 54,323 33,993
Ω*Sinch AB 177,350 645,877
SinterCast AB 36 415
*Sivers Semiconductors AB 87,596 34,715
SkiStar AB 44,389 743,986
Solid Forsakring AB 15,929 129,714
*Stendorren Fastigheter AB 12,178 252,733
Stenhus Fastigheter I Norden
AB 9,499 10,667
*Stillfront Group AB 349,163 237,251
Storskogen Group AB, Class B 1,826,267 1,896,586
Svedbergs Group AB, Class B 6,244 39,138
*Swedish Logistic Property AB,
Class B 23,217 102,358
Synsam AB 271,457 1,724,399
Systemair AB 34,495 283,809
TF Bank AB 45,750 896,541
Troax Group AB 21,234 323,459
Truecaller AB, Class B 330,729 988,790
VBG Group AB, Class B 23,043 878,753
*Vestum AB 129,430 117,670
#*Viaplay Group AB 835,991 88,157
*Vimian Group AB 7,437 23,551
Vitec Software Group AB,
Class B 88,426 3,098,287
Vitrolife AB 57,136 886,609
Volati AB 26,710 301,077
XANO Industri AB, Class B 167 1,096
#*XSpray Pharma AB 2,265 6,132
TOTAL SWEDEN 129,344,664

Dimensional International Small Cap ETF
continued
Shares Value †
SWITZERLAND — (6.9%)
Accelleron Industries AG 123,988 $ 10,163,077
Adecco Group AG 242,185 6,763,983
*AEVIS VICTORIA SA 37 618
Allreal Holding AG, Registered 30,212 7,233,568
ALSO Holding AG, Registered 5,001 1,439,092
*ams-OSRAM AG 144,464 1,995,772
APG SGA SA 1,319 348,337
Arbonia AG 60,264 381,365
*Aryzta AG 42,694 2,739,011
Ascom Holding AG, Registered 29,984 133,719
Autoneum Holding AG 3,388 675,279
Avolta AG 118,611 6,238,251
Baloise Holding AG,
Registered 61,958 15,390,128
Banque Cantonale de Geneve,
Class BR 20,460 634,636
Banque Cantonale Vaudoise,
Registered 22,196 2,579,741
#Barry Callebaut AG,
Registered 1,074 1,399,445
*Basilea Pharmaceutica Ag
Allschwil, Registered 15,355 889,452
Belimo Holding AG, Class R 10,366 11,182,754
Bell Food Group AG 2,641 758,331
Berner Kantonalbank AG,
Registered 5,073 1,655,716
BKW AG 28,129 6,303,839
Bossard Holding AG,
Registered, Class A 6,963 1,514,469
Bucher Industries AG,
Registered 10,114 4,491,611
Burckhardt Compression
Holding AG 7,242 5,015,948
Burkhalter Holding AG 6,669 1,186,338
Bystronic AG 1,115 415,304
Cembra Money Bank AG 32,489 3,721,412
Cham Swiss Properties AG 148 4,314
*Cicor Technologies, Ltd.,
Registered 6,282 1,729,458
Cie Financiere Tradition SA,
Class BR 3,529 1,336,426
#Clariant AG, Registered 201,181 1,808,185
Coltene Holding AG,
Registered 3,798 214,088
Comet Holding AG, Class R 1,509 368,626
COSMO Pharmaceuticals NV 8,654 727,680
#CPH Group AG 973 84,846
Daetwyler Holding AG, Class
BR 5,373 990,600
DKSH Holding AG 39,099 2,727,554
#*DocMorris AG 16,004 110,049
dormakaba Holding AG 35,040 2,994,387
EFG International AG 124,639 2,599,136
Emmi AG, Registered 2,642 2,353,198
#Feintool International Holding
AG, Registered 2,779 32,887
Flughafen Zurich AG,
Registered 35,468 10,480,236
Forbo Holding AG, Registered 1,422 1,309,072
Shares Value †
SWITZERLAND — (Continued)
ΩGalenica AG 76,356 $ 8,237,221
#*GAM Holding AG 5,535 1,231
Georg Fischer AG, Registered 104,361 7,364,747
Glarner Kantonalbank 3,693 94,769
Helvetia Holding AG,
Registered 43,839 10,780,216
Hiag Immobilien Holding AG 9,254 1,274,983
Huber + Suhner AG,
Registered 14,304 2,622,920
Hypothekarbank Lenzburg AG,
Class R 3 14,948
Implenia AG, Registered 35,851 2,844,857
Inficon Holding AG, Registered 23,022 2,764,648
Interroll Holding AG, Class R 646 1,995,740
Intershop Holding AG 6,575 1,290,838
Investis Holding SA 2,878 471,451
Jungfraubahn Holding AG,
Registered 5,414 1,595,031
Kardex Holding AG,
Registered 13,130 4,939,595
*Komax Holding AG, Class R 4,798 395,674
#*Kudelski SA, Class BR 543 879
Landis+Gyr Group AG 32,285 2,344,709
Lastminute.com NV 1,340 21,617
*LEM Holding SA, Registered 108 61,551
Liechtensteinische
Landesbank AG 8,173 805,337
Luzerner Kantonalbank AG,
Registered 19,499 1,986,943
*MCH Group AG 75 330
ΩMedacta Group SA 7,816 1,448,796
ΩMedmix AG 37,865 434,899
Meier Tobler Group AG 1,103 54,274
#Metall Zug AG, Registered 108 100,096
*Meyer Burger Technology
AG, Class A 2,822 329
Mikron Holding AG, Registered 9,068 241,738
Mobilezone Holding AG,
Registered 59,458 890,296
Mobimo Holding AG,
Registered 15,631 6,639,889
Ω*Montana Aerospace AG 43,695 1,733,648
Naturenergie Holding AG 4,060 167,913
Novavest Real Estate AG,
Class B 3,489 172,983
OC Oerlikon Corp. AG
Pfaffikon 300,221 1,073,353
Orell Fuessli AG, Registered 4 566
*Peach Property Group AG 21,912 168,144
Phoenix Mecano AG,
Registered 504 274,995
Plazza AG, Registered, Class
A 862 428,450
Ω#*PolyPeptide Group AG 13,874 449,360
PSP Swiss Property AG,
Registered 69,422 12,029,399
Rieter Holding AG, Registered 54,002 230,740
Romande Energie Holding SA,
Registered 10,112 545,437

Dimensional International Small Cap ETF
continued
Shares Value †
SWITZERLAND — (Continued)
#*Santhera Pharmaceuticals
Holding AG, Registered 2,571 $ 32,668
Schweiter Technologies AG,
Registered 1,440 496,892
Ω*Sensirion Holding AG 5,900 424,080
SFS Group AG 22,282 3,025,522
Siegfried Holding AG,
Registered 60,112 5,795,913
SIG Group AG 213,560 2,387,669
SKAN Group AG, Class A 13,443 877,500
*Softwareone Holding AG 111,523 1,132,763
Softwareone Holding AG 34,675 357,009
St. Galler Kantonalbank AG,
Registered 3,206 2,036,823
#Stadler Rail AG 97,946 2,403,658
Sulzer AG, Registered 35,645 5,958,965
Sunrise Communications AG 44,082 2,418,401
#Swatch Group AG (The),
Class BR 39,536 8,264,268
#Swatch Group AG (The),
Registered 22,006 933,148
Swiss Prime Site AG,
Registered 76,940 10,955,144
Swissquote Group Holding SA,
Registered 21,524 13,674,544
Tecan Group AG, Class R 6,971 1,273,928
Temenos AG, Registered 97,840 9,244,676
TX Group AG 4,862 1,229,506
*u-blox Holding AG 17,705 2,968,661
Valiant Holding AG 34,517 5,684,394
Ω#VAT Group AG 32,125 14,018,546
Vaudoise Assurances Holding
SA 1,258 968,476
Vetropack Holding AG 16,628 444,311
Vontobel Holding AG, Class R 32,678 2,483,162
VP Bank AG, Class A 4,347 437,543
#V-ZUG Holding AG 2,236 115,317
Walliser Kantonalbank,
Registered 2,402 385,996
Warteck Invest AG, Registered 216 522,006
#Ypsomed Holding AG,
Registered 6,640 2,605,543
Zehnder Group AG,
Registered 3,778 332,737
Zug Estates Holding AG, Class
B 52 138,623
Zuger Kantonalbank, Class BR 85 929,679
TOTAL SWITZERLAND 309,075,549
UNITED KINGDOM — (11.8%)
4imprint Group PLC 16,429 718,790
*accesso Technology Group
PLC 7,292 33,915
Advanced Medical Solutions
Group PLC 362,846 1,024,962
AG Barr PLC 101,279 890,210
ΩAirtel Africa PLC 568,384 2,065,575
AJ Bell PLC 604,853 4,271,448
ΩAlfa Financial Software
Holdings PLC 271,711 812,149
Shares Value †
UNITED KINGDOM — (Continued)
*AO World PLC 546,740 $ 764,310
Ashmore Group PLC 803,763 1,984,274
#Ashtead Technology Holdings
PLC 56,067 241,249
#*ASOS PLC 22,059 73,760
Ω#*Aston Martin Lagonda
Global Holdings PLC 67,552 55,870
ATALAYA MINING COPPER
SA 193,308 1,737,212
*Auction Technology Group
PLC 88,162 358,500
Aviva PLC 450,888 3,960,791
Avon Technologies PLC 7,123 179,123
B&M European Value Retail
SA 616,106 1,454,218
Babcock International Group
PLC 673,617 10,735,461
ΩBakkavor Group PLC 329,782 961,893
Balfour Beatty PLC 617,445 5,451,480
Barratt Redrow PLC,
Registered 1,257,432 6,216,781
Beazley PLC 522,226 6,384,424
Bellway PLC 292,000 10,066,849
Berkeley Group Holdings PLC 96,734 5,119,358
Bloomsbury Publishing PLC 165,834 1,089,408
Bodycote PLC 326,675 2,648,183
#*boohoo Group PLC 195,932 30,891
Breedon Group PLC 499,445 2,261,256
ΩBridgepoint Group PLC 346,843 1,371,659
#Brooks Macdonald Group
PLC 9,396 215,420
*Burberry Group PLC 465,332 7,565,802
Bytes Technology Group PLC 448,598 2,179,571
C&C Group PLC 706,204 1,269,297
Canal+ SA 125,758 396,051
*Capita PLC 38,096 156,664
Card Factory PLC 557,764 759,202
Central Asia Metals PLC 241,204 503,882
Chemring Group PLC 372,312 2,802,906
Chesnara PLC 601,889 2,174,683
Clarkson PLC 41,254 1,964,812
*Close Brothers Group PLC 277,762 1,528,362
ΩCMC Markets PLC 153,151 433,625
Coats Group PLC 2,644,450 2,842,075
Cohort PLC 30,161 531,003
Computacenter PLC 129,350 4,870,679
Conduit Holdings, Ltd. 180,264 802,889
ΩConvatec Group PLC 1,595,207 5,118,109
Cranswick PLC 88,516 5,739,259
Crest Nicholson Holdings PLC 569,667 1,238,699
Croda International PLC 71,813 2,723,935
Currys PLC 1,590,864 2,936,677
CVS Group PLC 107,885 1,760,474
#DCC PLC 99,248 6,532,905
DFS Furniture PLC 259,423 541,942
Diploma PLC 701 51,669
DiscoverIE Group PLC 141,710 1,081,741
Diversified Energy Co. PLC 41,758 528,239
Diversified Energy Co. PLC 16,157 203,788

Dimensional International Small Cap ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Domino's Pizza Group PLC 269,053 $ 688,257
Dowlais Group PLC 443,081 481,433
Dr. Martens PLC 591,224 706,094
Drax Group PLC 570,849 5,411,335
Dunelm Group PLC 280,416 4,118,997
easyJet PLC 68,655 437,032
Elementis PLC 1,301,737 2,811,719
Energean PLC 211,719 2,681,537
EnQuest PLC 380,563 60,701
Entain PLC 362,939 3,778,548
Essentra PLC 41,873 53,585
*Evoke PLC 126,536 71,570
FDM Group Holdings PLC 4,075 6,435
Fevertree Drinks PLC 10,848 118,867
Firstgroup PLC 1,368,857 3,776,802
Foresight Group Holdings, Ltd. 130,508 781,896
ΩForterra PLC 405,967 970,753
*Frasers Group PLC 222,054 2,126,831
Fresnillo PLC 72,230 2,108,670
*Frontier Developments PLC 2,812 19,249
Fuller Smith & Turner PLC 44,094 356,868
Future PLC 141,039 1,136,843
FW Thorpe PLC 39,451 152,907
Galliford Try Holdings PLC 72,135 491,881
Games Workshop Group PLC 56,793 11,886,595
Gamma Communications PLC 109,567 1,429,473
GB Group PLC 462,004 1,429,498
Genuit Group PLC 455,705 2,215,299
Genus PLC 7,770 251,132
*Georgia Capital PLC 84,560 2,877,475
Goodwin PLC 1,272 362,655
Grafton Group PLC 373,464 4,671,244
Grainger PLC 1,229,934 3,028,296
#Greencore Group PLC 1,006,223 3,153,040
Greggs PLC 62,955 1,334,171
Gulf Keystone Petroleum, Ltd. 387,436 922,370
Halfords Group PLC 426,800 838,886
Harbour Energy PLC 614,101 1,813,773
Harworth Group PLC 300,074 646,575
Hays PLC 1,627,816 1,262,909
*Helios Towers PLC 1,236,417 2,430,208
Henry Boot PLC 95,440 277,121
Hikma Pharmaceuticals PLC 233,731 5,647,353
Hill & Smith PLC 151,551 4,290,945
Hilton Food Group PLC 129,705 1,097,462
Hiscox, Ltd. 608,813 10,998,501
Hochschild Mining PLC 755,928 3,281,462
Hollywood Bowl Group PLC 336,468 1,191,378
Howden Joinery Group PLC 658,711 7,473,157
Hunting PLC, Class U 314,722 1,412,097
ΩIbstock PLC 853,276 1,531,394
IG Group Holdings PLC 490,360 7,177,069
IMI PLC 232,981 7,309,736
Impax Asset Management
Group PLC, Registered 16,512 41,349
Inchcape PLC 691,136 6,937,512
*Indivior PLC 27,537 808,762
IntegraFin Holdings PLC 430,573 2,050,698
Shares Value †
UNITED KINGDOM — (Continued)
International Workplace Group
PLC 1,240,512 $ 3,689,982
Investec PLC 320,548 2,413,207
Ithaca Energy PLC 285,758 816,591
ITV PLC 5,635,842 5,157,352
J D Wetherspoon PLC 197,205 1,671,185
James Halstead PLC 524,974 962,186
JD Sports Fashion PLC 4,779,475 5,851,265
JET2 PLC 146,169 2,552,273
*John Wood Group PLC 627,641 152,061
Johnson Matthey PLC 273,512 7,661,441
Johnson Service Group PLC 938,733 1,672,433
ΩJTC PLC 1,261 21,604
Jupiter Fund Management
PLC 970,967 1,941,628
Just Group PLC, Registered 1,687,993 4,712,772
Kainos Group PLC 92,779 1,148,279
Keller Group PLC 120,938 2,523,249
Kier Group PLC 865,574 2,462,119
Kingfisher PLC 1,850,163 7,506,442
Lancashire Holdings, Ltd. 464,094 4,073,139
Lion Finance Group PLC 68,137 7,166,238
Liontrust Asset Management
PLC 14,837 60,528
LSL Property Services PLC 125,220 419,528
ΩLuceco PLC 91,573 158,814
Man Group PLC 1,581,104 4,366,566
Marks & Spencer Group PLC 720 3,763
Marshalls PLC 293,465 650,842
*Marston's PLC 200,935 121,044
ME GROUP INTERNATIONAL
PLC 390,413 966,389
Mears Group PLC 242,509 1,131,105
*Metro Bank Holdings PLC 749,946 1,152,823
*Mitchells & Butlers PLC 672,158 2,150,390
Mitie Group PLC 2,053,351 4,445,978
MJ Gleeson PLC 54,922 266,268
*Mobico Group PLC,
Registered 395,665 136,511
Mondi PLC 469,695 5,246,672
MONY Group PLC 936,925 2,390,567
Moonpig Group PLC 684,142 1,928,059
Morgan Advanced Materials
PLC 447,197 1,198,605
Morgan Sindall Group PLC 70,851 4,328,583
Mortgage Advice Bureau
Holdings, Ltd. 42,285 387,783
MP Evans Group PLC 70,024 1,242,017
NCC Group PLC 618,740 1,214,523
Next 15 Group PLC 8,643 47,012
Nichols PLC 17,035 231,648
Ninety One PLC 197,398 600,659
*Ocado Group PLC 659,830 1,899,421
ΩOn the Beach Group PLC 213,021 594,741
OSB Group PLC 696,858 4,934,918
*Oxford Biomedica PLC 969 8,364
Oxford Instruments PLC 77,677 1,930,903
*Oxford Nanopore
Technologies PLC 117,600 211,677

Dimensional International Small Cap ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Pagegroup PLC 439,023 $ 1,361,276
Pan African Resources PLC 5,929,861 6,513,249
Paragon Banking Group PLC,
Class A 254,433 2,771,244
PayPoint PLC 133,623 1,223,660
Pennon Group PLC 634,007 4,319,065
Persimmon PLC 489,381 7,773,566
Pets at Home Group PLC 747,835 2,104,612
*Pinewood Technologies
Group PLC 54,879 265,699
Playtech PLC 532,109 1,842,163
Plus500, Ltd. 146,239 6,083,044
Polar Capital Holdings PLC 159,533 1,203,121
Porvair PLC 2,293 23,077
#PPHE Hotel Group, Ltd. 26,707 502,476
Premier Foods PLC 1,146,288 2,747,043
PZ Cussons PLC 376,569 366,120
QinetiQ Group PLC 949,961 5,983,436
Rank Group PLC 460,884 718,163
Reach PLC 245,184 190,382
Renew Holdings PLC 134,846 1,640,574
Renishaw PLC 5,441 252,706
RHI Magnesita NV 7,031 193,530
Rightmove PLC 644,746 5,658,639
Robert Walters PLC 23,625 46,715
Rotork PLC 1,196,241 5,378,307
RS GROUP PLC 448,137 3,276,596
RWS Holdings PLC 35,585 36,234
#S4 Capital PLC 58,175 18,000
ΩSabre Insurance Group PLC 411,158 723,870
Savills PLC 208,362 2,759,471
Schroders PLC 505,118 2,517,892
Senior PLC 794,882 1,990,547
Serco Group PLC 2,239,866 7,468,967
Serica Energy PLC 499,895 1,425,231
*SIG PLC 332,443 39,310
#*SigmaRoc PLC 615,053 932,535
Softcat PLC 169,372 3,556,029
Spectris PLC 95,058 5,128,076
Spirax Group PLC 34,844 3,248,084
ΩSpire Healthcare Group PLC 510,678 1,573,392
SSP Group PLC 1,215,444 2,452,862
St. James's Place PLC 78,044 1,330,435
SThree PLC 39,689 82,077
*Synthomer PLC 25,883 18,261
Tate & Lyle PLC 183,285 930,007
Tatton Asset Management
PLC 1,753 17,136
Taylor Wimpey PLC 4,232,714 5,850,346
TBC Bank Group PLC 73,985 4,233,297
*Team Internet Group PLC 93,300 55,775
Telecom Plus PLC 108,878 2,540,563
#*THG PLC 946,445 577,974
TP ICAP Group PLC 1,397,109 4,818,440
Ω*Trainline PLC 425,958 1,408,070
Travis Perkins PLC 351,941 2,908,489
Treatt PLC 6,521 20,562
Ω*Trustpilot Group PLC 129,551 349,613
Shares Value †
UNITED KINGDOM — (Continued)
TT Electronics PLC 168,853 $ 341,646
#*Tullow Oil PLC 144,471 18,602
*Vanquis Banking Group PLC 37,597 56,313
Vesuvius PLC 413,168 2,038,915
*Victoria PLC 1,212 866
Victorian Plumbing Group PLC 50,924 50,849
Victrex PLC 64,263 546,276
*VIDENDUM PLC 12,011 6,312
*Vistry Group PLC 464,918 3,934,993
#Volex PLC, Registered, Class
R 236,318 1,162,774
Volution Group PLC, Class R 397,513 3,431,339
Vp PLC 5,660 42,388
Ω*Watches of Switzerland
Group PLC 302,063 1,558,098
*Watkin Jones PLC 95,971 35,999
WH Smith PLC 167,257 1,485,518
Whitbread PLC 163,753 6,232,821
Wickes Group PLC 480,859 1,399,389
WPP PLC 103,748 391,890
#WPP PLC, Sponsored ADR 52,640 998,581
*XP Power, Ltd. 6,826 90,760
XPS Pensions Group PLC 375,280 1,664,087
YouGov PLC 69,826 239,903
Young & Co's Brewery PLC,
Class A 50,126 507,108
Young & Co's Brewery PLC,
Class NV 38,265 309,691
Zigup PLC, Class B 436,440 1,989,761
TOTAL UNITED KINGDOM 526,413,798
UNITED STATES — (0.3%)
#*Hut 8 Corp., Class U 98,858 5,008,146
International Paper Co. 109,071 4,270,438
#Royal Gold, Inc. 20,143 3,520,795
*Royal Gold, Inc. 4,562 797,359
TOTAL UNITED STATES 13,596,738
TOTAL COMMON STOCKS 4,308,025,058
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.780% 11,410 961,369
Einhell Germany AG, Class P
1.820% 6,850 649,896
#FUCHS SE 3.020% 119,010 5,326,879
Jungheinrich AG 2.580% 37,508 1,341,179
Porsche Automobil Holding SE
5.540% 150,031 5,967,299
Sixt SE, Class A 4.940% 12,375 787,007
STO SE & Co. KGaA 0.260% 176 24,214
TOTAL GERMANY 15,057,843
TOTAL PREFERRED
STOCKS 15,057,843
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*4DMedical, Ltd. 600 191
*<AP Eagers, Ltd. 17,016 –

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*Imugene, Ltd. 08/31/2026 536 $ 6
TOTAL AUSTRALIA 197
ITALY — (0.0%)
*Fincantieri SpA 09/30/2026 3,708 11,406
#*Geox SpA 09/30/2026 160 10
TOTAL ITALY 11,416
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/2026 510 17
TOTAL NORWAY 17
Shares Value †
SPAIN — (0.0%)
*Vidrala SA 27,799 $ 131,551
TOTAL SPAIN 131,551
TOTAL RIGHTS/WARRANTS 143,181
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $3,753,720,336) 4,323,226,082
SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term
Investment Fund 11,616,459 134,367,576
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,888,087,912) $ 4,457,593,658
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $172,804,776 which represented 4.0% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 285,261,975 $ 3,142,129 $ 100 $ 288,404,204
Austria .............................. 50,084,889 — — 50,084,889
Belgium ............................. 54,737,684 — — 54,737,684
Brazil ............................... — 990,527 — 990,527
Canada ............................. 575,918,719 — 951 575,919,670
Denmark ............................ 102,289,288 — — 102,289,288
Finland .............................. 108,537,177 — — 108,537,177
France .............................. 249,397,682 — — 249,397,682
Germany ............................ 270,995,886 — — 270,995,886
Greenland ........................... 541 — — 541
Hong Kong ........................... 81,199,714 — 496 81,200,210
Ireland .............................. 9,120,005 — — 9,120,005
Israel ............................... 43,161,364 — — 43,161,364
Italy ................................ 177,523,243 — — 177,523,243
Japan ............................... 990,288,725 50,891 — 990,339,616
Netherlands .......................... 107,346,791 — — 107,346,791
New Zealand ......................... 10,753,203 — — 10,753,203
Norway .............................. 36,845,371 11,037 — 36,856,408
Portugal ............................. 21,326,955 — — 21,326,955
Réunion ............................. 555 — — 555
Singapore ............................ 54,842,670 — — 54,842,670
Spain ............................... 95,765,741 — — 95,765,741
Sweden ............................. 129,344,664 — — 129,344,664
Switzerland ........................... 309,075,549 — — 309,075,549
United Kingdom ....................... 525,452,975 960,823 — 526,413,798
United States ......................... 12,799,379 797,359 — 13,596,738
Preferred Stocks
Germany ............................ 15,057,843 — — 15,057,843
Rights/Warrants
Australia ............................. 197 — — 197
Italy ................................ 11,416 — — 11,416

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Norway .............................. $ 17 $ — $ — $ 17
Spain ............................... 131,551 — — 131,551
Securities Lending Collateral ............... — 134,367,576 — 134,367,576
Total Investments ........................ $4,317,271,769 $140,320,342 $1,547> $4,457,593,658
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (97.7%)
AUSTRALIA — (6.2%)
ALS, Ltd., Registered 304,850 $ 4,334,672
#Ampol, Ltd. 72,358 1,454,237
Aristocrat Leisure, Ltd. 86,827 3,600,905
BHP Group, Ltd. 1,730,261 49,216,605
#BHP Group, Ltd., Sponsored
ADR 467,129 26,649,709
Brambles, Ltd. 1,098,769 17,882,069
Cochlear, Ltd. 35,399 6,654,649
Coles Group, Ltd. 1,269,222 18,321,306
Computershare, Ltd. 409,534 9,804,494
#Eagers Automotive, Ltd. 39,037 870,425
Endeavour Group, Ltd. 955,023 2,288,259
Evolution Mining, Ltd. 1,925,989 13,692,851
Fortescue, Ltd. 700,805 9,767,493
#*Genesis Minerals, Ltd. 49,413 188,914
Insurance Australia Group, Ltd. 1,450,274 7,462,474
#*James Hardie Industries
PLC 79,547 1,677,354
#JB Hi-Fi, Ltd. 95,989 6,580,537
Lottery Corp., Ltd. (The) 2,089,735 7,524,266
Medibank Pvt., Ltd. 2,477,287 7,914,189
Netwealth Group, Ltd. 126,178 2,546,639
Northern Star Resources, Ltd. 512,089 8,250,254
Perseus Mining, Ltd. 53,863 171,724
Pro Medicus, Ltd. 55,797 9,629,040
Qantas Airways, Ltd., Class B 125,834 840,250
#Ramsay Health Care, Ltd. 3,484 73,214
REA Group, Ltd. 41,004 5,720,046
Rio Tinto, Ltd. 179,053 15,574,668
SGH, Ltd. 142,387 4,520,873
Technology One, Ltd. 303,276 7,326,131
Telstra Group, Ltd. 1,806,281 5,770,526
*Wesfarmers, Ltd. 416,427 22,899,628
Woolworths Group, Ltd. 813,060 15,121,821
*Xero, Ltd. 31,885 3,026,667
Yancoal Australia, Ltd. 200,431 730,854
TOTAL AUSTRALIA 298,087,743
AUSTRIA — (0.2%)
Erste Group Bank AG 11,635 1,205,265
OMV AG 92,469 5,065,303
Verbund AG 57,380 4,433,969
TOTAL AUSTRIA 10,704,537
BELGIUM — (0.8%)
Anheuser-Busch InBev SA/NV 124,155 7,580,562
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 4,801 292,381
KBC Group NV 130,672 15,723,172
Syensqo SA 5,000 413,435
UCB SA 64,722 16,621,243
TOTAL BELGIUM 40,630,793
CANADA — (10.9%)
Agnico Eagle Mines, Ltd. 71,722 11,546,978
Shares Value †
CANADA — (Continued)
#Agnico Eagle Mines, Ltd. 88,342 $ 14,206,277
Alamos Gold, Inc., Class B 4,103 126,620
#Alamos Gold, Inc., Class B 127,415 3,923,108
Alimentation Couche-Tard, Inc. 342,927 17,445,553
ARC Resources, Ltd. 554,588 10,239,583
#BCE, Inc. 150 3,432
#BCE, Inc., ADR 1,285 29,375
Canadian Imperial Bank of
Commerce, ADR 14,400 1,193,328
Canadian National Railway
Co., ADR 196,175 18,815,144
Canadian Natural Resources,
Ltd. 935,889 29,967,166
Canadian Natural Resources,
Ltd., Class A 35,688 1,142,861
Canadian Tire Corp., Ltd.,
Class A 29,484 3,384,721
CCL Industries, Inc. 133,692 7,465,341
*Celestica, Inc. 448 154,392
*Celestica, Inc. 97,676 33,647,428
#Cenovus Energy, Inc. 29,450 498,137
#Cenovus Energy, Inc. 982,974 16,631,920
CGI, Inc. 51,087 4,450,401
CGI, Inc., ADR 104,087 9,055,569
Colliers International Group,
Inc. 19,191 3,061,540
Colliers International Group,
Inc., Class B 25 3,992
Constellation Software, Inc. 7,375 19,428,123
Dollarama, Inc. 197,124 25,648,700
Element Fleet Management
Corp. 130,960 3,535,822
Empire Co., Ltd., Class A 140,335 4,772,482
Endeavour Mining PLC 33,995 1,363,294
FirstService Corp., Class WI 1,774 282,670
FirstService Corp., Class WI,
ADR 20,984 3,345,060
George Weston, Ltd. 139,662 8,500,428
Gildan Activewear, Inc. 70,193 4,091,550
iA Financial Corp., Inc. 59,814 7,067,627
Imperial Oil, Ltd. 71,306 6,289,902
Imperial Oil, Ltd. 2,969 262,859
Intact Financial Corp. 101,141 18,885,572
#Keyera Corp. 147,191 4,350,126
Kinross Gold Corp. 1,255,056 29,167,501
Loblaw Cos., Ltd. 212,930 8,470,698
Lundin Gold, Inc. 86,062 5,856,626
#Lundin Mining Corp.,
Registered 302,450 4,869,766
#Magna International, Inc. 1,422 67,246
Magna International, Inc. 214,491 10,126,120
Manulife Financial Corp. 3,071 99,485
Manulife Financial Corp., ADR 197,145 6,381,584
*MEG Energy Corp. 64,967 1,376,170
Metro, Inc. 185,258 12,361,111

Dimensional International High Profitability ETF
continued
Shares Value †
CANADA — (Continued)
National Bank of Canada 189,559 $ 21,199,654
#Open Text Corp. 49,982 1,916,810
Pan American Silver Corp. 74,758 2,632,229
Pan American Silver Corp. 43,965 1,550,063
Parkland Corp. 17,249 491,932
Pembina Pipeline Corp. 19,801 749,842
Pembina Pipeline Corp. 75,934 2,872,583
Quebecor, Inc., Class B 49,015 1,565,094
RB Global, Inc. 67,223 6,669,866
Restaurant Brands
International, Inc. 667 43,853
Restaurant Brands
International, Inc. 180,274 11,842,199
Rogers Communications, Inc.,
Class B 96,919 3,796,798
#Rogers Communications,
Inc., Class B, ADR 103,447 4,048,916
South Bow Corp. 282 7,322
South Bow Corp., ADR 1 26
Stantec, Inc. 59,446 6,591,373
Stantec, Inc. 26,859 2,977,369
#Sun Life Financial, Inc. 130,102 7,921,351
Suncor Energy, Inc. 608,653 24,230,476
Suncor Energy, Inc. 3,246 129,386
TFI International, Inc. 6,607 592,846
#Thomson Reuters Corp. 21,674 3,317,422
Toromont Industries, Ltd. 52,944 6,367,336
#Tourmaline Oil Corp. 258,013 11,359,827
Waste Connections, Inc. 81,538 13,672,292
Waste Connections, Inc. 187 31,393
WSP Global, Inc. 61,138 11,700,063
TOTAL CANADA 521,871,709
DENMARK — (1.2%)
#Coloplast A/S, Class B 20,239 1,831,960
#Novo Nordisk A/S, Class B 940,801 45,945,402
Novo Nordisk A/S, Class B,
Sponsored ADR 1,410 69,739
#Pandora A/S 89,382 11,986,587
TOTAL DENMARK 59,833,688
FINLAND — (0.8%)
Elisa OYJ 6,057 267,336
Kesko OYJ, Class A 10,513 224,967
Kesko OYJ, Class B 8,904 188,069
Kone OYJ, Class B 172,132 11,507,255
Metso OYJ 195,318 3,203,450
Nordea Bank Abp 189,681 3,243,449
Sampo OYJ, Class A 1,013,441 11,308,803
Wartsila OYJ Abp 246,530 8,072,548
TOTAL FINLAND 38,015,877
FRANCE — (10.4%)
Aeroports de Paris SA 8,239 1,130,675
Airbus SE 176,355 43,437,393
Bouygues SA 222,269 10,038,534
Bureau Veritas SA 351,226 11,545,379
Cie de Saint-Gobain SA 49,910 4,842,376
Eiffage SA, Class P 78,110 9,619,503
Engie SA 1,003,563 23,513,768
Shares Value †
FRANCE — (Continued)
Eurofins Scientific SE 64,225 $ 4,532,221
Hermes International SCA 13,827 34,296,194
Ipsen SA 5,720 804,128
L'Oreal SA 45,098 18,876,719
LVMH Moet Hennessy Louis
Vuitton SE 162,209 114,598,487
Orange SA 2,406,718 38,431,375
Publicis Groupe SA 49,284 4,937,502
Safran SA 171,872 61,079,627
#Sodexo SA 17,182 952,705
Thales SA 57,745 16,455,725
TotalEnergies SE 1,260,595 78,496,192
Vinci SA 176,502 23,611,013
TOTAL FRANCE 501,199,516
GERMANY — (7.4%)
adidas AG 105,164 19,882,114
*Aumovio SE 49,427 2,127,917
BASF SE 390,589 19,290,516
Bayer AG, Registered 635,384 19,764,080
Bayerische Motoren Werke AG 17,593 1,639,089
Brenntag SE 409 22,730
#Continental AG 98,849 7,470,721
CTS Eventim AG & Co. KGaA 8,340 746,981
Daimler Truck Holding AG 184,417 7,388,174
Deutsche Boerse AG 94,008 23,816,662
#Deutsche Post AG 496,423 22,804,288
Deutsche Telekom AG 1,676,025 52,017,904
E.ON SE 1,501,254 27,966,574
GEA Group AG 68,865 4,928,013
Hannover Rueck SE 34,213 9,769,502
#Hella GmbH & Co. KGaA 6,298 586,621
Hensoldt AG 4,949 526,660
HOCHTIEF AG 11,196 3,212,518
Infineon Technologies AG 730,000 28,916,898
Knorr-Bremse AG 62,678 5,830,848
Mercedes-Benz Group AG 125,440 8,138,253
#MTU Aero Engines AG 35,853 15,646,375
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 3,148 1,948,969
Nemetschek SE 44,911 5,183,633
Rational AG 858 629,339
Rheinmetall AG 16,953 33,293,547
*Siemens Energy AG 140,874 17,446,653
Ω#Siemens Healthineers AG 84,279 4,724,643
#Symrise AG 43,706 3,620,980
Talanx AG 46,055 5,608,036
Volkswagen AG, Registered,
Class R 11,094 1,169,710
TOTAL GERMANY 356,118,948
HONG KONG — (1.5%)
AIA Group, Ltd. 494,800 4,803,358
Cathay Pacific Airways, Ltd. 1,833,000 2,610,755
Ω#*FIT Hon Teng, Ltd. 195,000 146,271
HKT Trust & HKT, Ltd., Class
SS 4,682,000 6,825,231

Dimensional International High Profitability ETF
continued
Shares Value †
HONG KONG — (Continued)
Hong Kong Exchanges &
Clearing, Ltd. 551,400 $ 30,052,371
PCCW, Ltd. 358,000 255,642
PRADA SpA 463,400 2,739,070
SITC International Holdings
Co., Ltd. 1,420,000 5,228,944
Techtronic Industries Co., Ltd. 841,500 9,830,962
ΩWH Group, Ltd. 9,218,500 8,848,204
TOTAL HONG KONG 71,340,808
IRELAND — (0.2%)
AIB Group PLC 441,540 4,069,364
Kerry Group PLC, Class A 7,131 651,041
Kingspan Group PLC 76,707 5,745,942
TOTAL IRELAND 10,466,347
ISRAEL — (1.1%)
Bank Leumi Le-Israel BM,
Class IS 4,638 94,536
*Bet Shemesh Engines
Holdings 1997, Ltd. 1,294 268,208
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,662,147 3,407,345
*Cellcom Israel, Ltd. 25,930 270,838
Clal Insurance Enterprises
Holdings, Ltd., Registered 43,648 2,442,475
Delek Group, Ltd. 10,370 2,729,048
Delta Galil, Ltd. 6,914 386,259
*El Al Israel Airlines 271,102 1,128,828
#Electra, Ltd. 28,600 908,746
*Fattal Holdings 1998, Ltd. 6,941 1,261,205
First International Bank Of
Israel, Ltd. (The) 70,398 5,083,747
Formula Systems 1985, Ltd. 2,514 363,094
Formula Systems 1985, Ltd.,
ADR 16 2,370
Fox Wizel, Ltd. 480 55,431
Harel Insurance Investments &
Financial Services, Ltd. 4,307 150,881
Hilan, Ltd. 11,445 902,812
Matrix IT, Ltd. 30,692 1,135,553
#Meitav Investment House,
Ltd. 21,001 659,548
Menora Mivtachim Holdings,
Ltd. 23,806 2,384,843
Mizrahi Tefahot Bank, Ltd. 56,074 3,656,476
Next Vision Stabilized
Systems, Ltd. 52,127 2,290,628
One Software Technologies,
Ltd. 19,155 515,458
Partner Communications Co.,
Ltd. 108,392 1,080,190
Paz Retail And Energy, Ltd. 7,007 1,500,793
Phoenix Financial, Ltd. 203,623 7,859,089
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 269 25,319
Shufersal, Ltd. 206,054 2,570,768
Strauss Group, Ltd. 24,804 700,933
Tel Aviv Stock Exchange, Ltd. 48,373 1,129,724
Shares Value †
ISRAEL — (Continued)
#*Teva Pharmaceutical
Industries, Ltd. 105,736 $ 2,139,934
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 274,220 5,616,026
Turpaz Industries, Ltd. 8,907 145,968
TOTAL ISRAEL 52,867,073
ITALY — (2.5%)
Banca Mediolanum SpA 204,814 4,115,665
BPER Banca SPA 7,150 85,455
Enel SpA 4,093,686 41,447,153
Eni SpA, Class B 605,887 11,149,887
#Ferrari NV, ADR 42,144 17,024,069
FinecoBank Banca Fineco SpA 535,394 12,241,638
Intesa Sanpaolo SpA 632,229 4,068,916
Moncler SpA 153,867 9,234,861
ΩPoste Italiane SpA 213,366 5,144,524
Prysmian SpA 113,706 11,787,942
Recordati Industria Chimica e
Farmaceutica SpA 76,707 4,559,569
TOTAL ITALY 120,859,679
JAPAN — (22.4%)
Advantest Corp. 343,600 51,599,662
Aeon Co., Ltd. 925,000 14,647,610
Air Water, Inc. 115,100 1,610,078
Ajinomoto Co., Inc. 350,900 9,960,635
Asahi Intecc Co., Ltd. 217,700 3,457,933
Asics Corp. 555,700 14,223,005
Astellas Pharma, Inc. 1,471,400 15,410,755
Bandai Namco Holdings, Inc. 260,300 8,113,730
BayCurrent, Inc. 121,300 5,562,848
BIPROGY, Inc. 70,600 2,857,821
Blue Zones Holdings Co., Ltd. 7,700 392,360
Bridgestone Corp. 203,600 8,939,343
Capcom Co., Ltd. 282,400 7,394,772
Chugai Pharmaceutical Co.,
Ltd. 295,900 13,539,315
Cosmo Energy Holdings Co.,
Ltd. 113,200 2,585,035
Cosmos Pharmaceutical Corp. 39,100 1,751,004
CyberAgent, Inc. 9,200 91,788
Daicel Corp. 81,400 701,956
Daifuku Co., Ltd. 271,100 8,672,103
Dai-ichi Life Holdings, Inc. 3,800 26,763
Daiichi Sankyo Co., Ltd. 381,148 9,077,486
Daikin Industries, Ltd. 5,600 653,403
Daito Trust Construction Co.,
Ltd. 214,500 4,005,123
Daiwa House Industry Co., Ltd. 280,700 9,534,927
Dentsu Soken, Inc. 17,000 843,076
Dexerials Corp. 54,400 882,095
Disco Corp. 36,600 12,261,374
DMG Mori Co., Ltd. 60,100 936,289
Ebara Corp. 469,700 12,595,052
Fast Retailing Co., Ltd. 74,900 27,547,525
Food & Life Cos., Ltd. 94,800 4,624,465
Fuji Electric Co., Ltd. 148,900 10,689,909
Fujikura, Ltd. 101,800 13,989,199

Dimensional International High Profitability ETF
continued
Shares Value †
JAPAN — (Continued)
Fujitsu, Ltd. 685,200 $ 17,928,929
Furukawa Electric Co., Ltd. 600 42,842
GMO Payment Gateway, Inc. 30,400 1,662,918
Hitachi Construction Machinery
Co., Ltd. 116,501 3,804,593
Hitachi, Ltd. 502,400 17,342,918
Hoya Corp. 155,900 25,385,424
Idemitsu Kosan Co., Ltd. 97,600 678,838
IHI Corp. 760,800 15,877,265
Inpex Corp. 881,400 16,254,308
Internet Initiative Japan, Inc. 118,400 2,137,740
Isuzu Motors, Ltd. 662,700 8,151,741
J Front Retailing Co., Ltd. 291,100 4,387,616
Japan Airlines Co., Ltd. 201,300 3,629,946
Japan Airport Terminal Co.,
Ltd. 35,200 1,095,837
Japan Exchange Group, Inc. 1,092,700 12,267,207
Japan Tobacco, Inc. 94,600 3,294,466
Kakaku.com, Inc. 139,100 2,482,139
Kao Corp. 102,500 4,338,061
Kawasaki Heavy Industries,
Ltd. 114,100 9,183,993
KDDI Corp. 1,897,300 30,315,173
Kobe Bussan Co., Ltd. 158,301 3,675,588
Kobe Steel, Ltd. 312,800 3,688,301
Kokusai Electric Corp. 114,300 4,208,300
Komatsu, Ltd., Class R 482,900 16,193,317
Konami Group Corp. 45,800 7,652,410
Kuraray Co., Ltd. 123,300 1,338,608
Kurita Water Industries, Ltd. 112,800 4,289,263
Lasertec Corp. 44,400 8,188,011
Marui Group Co., Ltd. 98,000 1,880,419
Maruwa Co., Ltd. 4,700 1,338,412
McDonald's Holdings Co
Japan, Ltd. 113,100 4,426,945
MINEBEA MITSUMI, Inc. 128,202 2,543,152
Mitsubishi Chemical Group
Corp. 611,200 3,198,133
Mitsubishi Motors Corp. 729,101 1,784,713
Mitsui Kinzoku Co., Ltd. 30,500 3,120,184
MonotaRO Co., Ltd. 241,000 3,367,320
MS&AD Insurance Group
Holdings, Inc. 536,500 11,095,317
NEC Corp. 2,400 87,522
Nichias Corp. 800 29,932
Nichirei Corp. 87,700 1,037,223
NIDEC Corp. 185,600 2,268,572
Nifco, Inc. 1,400 40,713
NIPPON EXPRESS
HOLDINGS, Inc. 276,200 5,875,222
Nippon Sanso Holdings Corp. 190,400 6,337,809
Nissan Chemical Corp. 113,001 3,826,726
Niterra Co., Ltd. 171,900 7,076,627
Nitto Denko Corp. 583,000 14,584,934
Nomura Research Institute,
Ltd. 158,700 6,211,814
Olympus Corp. 925,700 11,413,892
Open House Group Co., Ltd. 42,201 2,032,321
Oracle Corp. 19,800 1,828,918
Shares Value †
JAPAN — (Continued)
Organo Corp. 13,273 $ 1,144,172
Oriental Land Co., Ltd. 322,526 6,531,960
Otsuka Corp. 185,300 3,668,592
PAL GROUP Holdings Co.,
Ltd. 3,600 46,316
Pan Pacific International
Holdings Corp. 1,564,600 9,321,281
Persol Holdings Co., Ltd. 2,140,890 3,556,222
Rakus Co., Ltd. 83,800 678,320
*Rakuten Bank, Ltd. 37,900 2,087,446
Rakuten Group, Inc. 1,207,200 7,910,606
Recruit Holdings Co., Ltd. 576,700 28,854,653
Renesas Electronics Corp. 7,402 91,819
Resonac Holdings Corp. 147,300 5,774,202
Ryohin Keikaku Co., Ltd. 443,400 9,120,993
Sankyo Co., Ltd. 199,500 3,466,046
Sanrio Co., Ltd. 134,200 6,234,588
Sanwa Holdings Corp. 168,100 4,593,820
SCREEN Holdings Co., Ltd. 75,500 7,196,894
SCSK Corp., Class B 107,000 3,938,834
Seibu Holdings, Inc. 212,700 7,484,643
Seven & i Holdings Co., Ltd. 1,141,901 14,572,571
SG Holdings Co., Ltd. 298,748 2,746,918
*Sharp Corp. 165,500 921,205
Skylark Holdings Co., Ltd. 256,900 4,649,231
Socionext, Inc. 134,777 3,054,146
SoftBank Corp. 14,987,000 21,275,888
Sompo Holdings, Inc. 64,600 1,974,209
*Sony Financial Group, Inc. 3,494,680 3,525,191
*Sony Financial Group, Inc.,
ADR 24,567 122,098
Sony Group Corp. 3,743,180 105,257,575
#Sony Group Corp., ADR 122,835 3,425,868
Subaru Corp. 632,801 13,485,351
Sugi Holdings Co., Ltd. 124,800 2,696,014
#Sumitomo Forestry Co., Ltd. 221,800 2,314,391
Sundrug Co., Ltd. 60,300 1,628,301
Suzuki Motor Corp. 535,700 8,025,677
Sysmex Corp. 412,200 4,620,878
Takasago Thermal
Engineering Co., Ltd. 11,100 329,711
TDK Corp. 565,200 9,806,755
TIS, Inc. 216,100 7,455,594
Toei Animation Co., Ltd. 37,100 697,905
Tokio Marine Holdings, Inc. 799,200 29,995,615
Tokyo Electron, Ltd. 204,622 45,399,240
Tokyo Ohka Kogyo Co., Ltd. 10,500 385,294
Tokyu Fudosan Holdings Corp. 275,500 2,215,731
#Toridoll Holdings Corp. 15,800 457,831
Toyo Tire Corp. 97,700 2,679,449
Toyota Boshoku Corp. 2,700 41,169
Toyota Motor Corp. 1,379,300 28,095,443
Toyota Tsusho Corp. 132,500 4,057,009
Trend Micro, Inc. 119,300 6,104,585
Tsuruha Holdings, Inc. 95 1,651
U-Next Holdings Co., Ltd. 22,700 299,857
Unicharm Corp. 413,000 2,556,201
USS Co., Ltd. 513,600 5,674,254

Dimensional International High Profitability ETF
continued
Shares Value †
JAPAN — (Continued)
*Visional, Inc. 8,900 $ 619,311
Welcia Holdings Co., Ltd. 97,500 1,945,506
Yamaha Motor Co., Ltd. 107,100 775,155
Yamazaki Baking Co., Ltd. 83,400 1,634,923
Yokogawa Electric Corp. 105,500 3,165,925
Yokohama Rubber Co., Ltd.
(The) 16,400 588,273
Zensho Holdings Co., Ltd. 94,800 5,910,577
ZOZO, Inc. 404,600 3,502,217
TOTAL JAPAN 1,074,473,111
NETHERLANDS — (4.0%)
ASML Holding NV, Class B 8,936 9,469,231
ASML Holding NV, Sponsored
NVDR 118,454 125,470,030
ASR Nederland NV, Class B 101,754 6,800,042
Koninklijke KPN NV 3,175,876 14,728,381
Universal Music Group NV 364,137 9,780,088
Wolters Kluwer NV 211,434 25,928,974
TOTAL NETHERLANDS 192,176,746
NEW ZEALAND — (0.2%)
#Chorus, Ltd. 287,854 1,542,896
Contact Energy, Ltd. 295,428 1,576,726
Fisher & Paykel Healthcare
Corp., Ltd. 174,535 3,708,045
Mainfreight, Ltd. 47,028 1,622,565
Spark New Zealand, Ltd. 317,572 445,551
TOTAL NEW ZEALAND 8,895,783
NORWAY — (0.8%)
AF Gruppen ASA 78 1,314
Aker BP ASA 144,004 3,742,101
Atea ASA, Class A 615 9,386
Ω#BW LPG, Ltd. 26,284 353,520
ΩBW LPG, Ltd. 81,097 1,077,344
DOF Group ASA 19,422 174,505
Equinor ASA 412,549 9,868,276
Equinor ASA, Sponsored ADR 13,333 319,459
Hafnia, Ltd. 200,093 1,252,343
#Hoegh Autoliners ASA 109,584 984,062
Kongsberg Gruppen ASA 142,087 3,638,215
Protector Forsikring ASA 49,023 2,212,030
Storebrand ASA 472,981 7,344,636
Telenor ASA 109,332 1,627,506
Var Energi ASA 362,502 1,221,126
Veidekke ASA 105,387 1,633,366
Wallenius Wilhelmsen ASA 238,999 1,872,172
TOTAL NORWAY 37,331,361
PORTUGAL — (0.1%)
Galp Energia SGPS SA 168,747 3,387,989
Jeronimo Martins SGPS SA 30,187 778,368
TOTAL PORTUGAL 4,166,357
SINGAPORE — (1.2%)
DBS Group Holdings, Ltd. 572,830 23,737,156
SATS, Ltd. 531,400 1,396,433
Sembcorp Industries, Ltd. 743,600 3,730,999
Singapore Airlines, Ltd. 1,585,300 8,076,022
Singapore Exchange, Ltd. 644,900 8,389,225
Shares Value †
SINGAPORE — (Continued)
Singapore Technologies
Engineering, Ltd. 1,114,600 $ 7,271,085
Yangzijiang Shipbuilding
Holdings, Ltd. 1,635,000 4,422,145
TOTAL SINGAPORE 57,023,065
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 340 20,772
TOTAL SOUTH AFRICA 20,772
SPAIN — (2.8%)
ACS Actividades de
Construccion y Servicios SA 151,769 12,472,245
ΩAena SME SA 561,266 15,256,018
Amadeus IT Group SA 330,482 25,297,283
Banco Bilbao Vizcaya
Argentaria SA 452,283 9,101,517
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 6,298 126,778
Endesa SA 299,053 10,731,253
Ferrovial SE 317,552 19,498,807
Industria de Diseno Textil SA 336,633 18,611,174
Naturgy Energy Group SA 157,005 4,762,340
Repsol SA 51,150 937,219
Telefonica SA 3,637,483 18,418,326
TOTAL SPAIN 135,212,960
SWEDEN — (2.7%)
AddTech AB, Class B 104,119 3,531,874
#Atlas Copco AB, Class A 1,456,458 24,572,215
Atlas Copco AB, Class B 366,567 5,512,503
Avanza Bank Holding AB 114,903 4,447,233
Axfood AB 107,232 2,925,793
Ω*BioArctic AB 18,406 567,740
Clas Ohlson AB, Class B 10,566 386,242
Epiroc AB, Class A 91,928 1,948,476
Epiroc AB, Class B 43,539 816,428
ΩEvolution AB 39,289 2,629,062
H & M Hennes & Mauritz AB,
Class B 253,634 4,817,510
Hemnet Group AB 50,625 1,106,097
*HMS Networks AB 986 54,948
Indutrade AB 10,979 293,776
Lagercrantz Group AB, Class
B 151,593 3,727,343
Lifco AB, Class B 15,864 615,341
Loomis AB 55,757 2,255,537
Medicover AB, Class B 60,020 1,637,628
Mycronic AB 5,442 128,504
Nordnet AB (publ) 138,056 3,999,516
Sectra AB, Class B 121,851 3,874,072
Tele2 AB, Class B 627,488 9,945,280
Telefonaktiebolaget LM
Ericsson, Class A 4,815 49,101
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 6,419 64,768
Telefonaktiebolaget LM
Ericsson, Class B 1,127,109 11,374,985
Telia Co. AB 1,023,137 4,018,177

Dimensional International High Profitability ETF
continued
Shares Value †
SWEDEN — (Continued)
Truecaller AB, Class B 218,014 $ 651,803
Volvo AB, Class A 50,709 1,396,401
#Volvo AB, Class B 1,125,511 31,064,934
TOTAL SWEDEN 128,413,287
SWITZERLAND — (8.0%)
Belimo Holding AG, Class R 227 244,886
Geberit AG, Registered 29,556 21,612,422
Kuehne + Nagel International
AG, Class R 32,186 6,174,580
Nestle SA 1,095,928 104,957,888
#Novartis AG, Class B,
Sponsored ADR 568,321 70,352,457
Novartis AG, Registered 102,167 12,634,217
Partners Group Holding AG 18,479 22,614,475
Roche Holding AG 390,881 126,065,513
Roche Holding AG, Class BR 8,727 2,954,841
SGS SA, Registered 139,389 15,735,199
TOTAL SWITZERLAND 383,346,478
UNITED KINGDOM — (12.3%)
Admiral Group PLC 184,054 7,922,022
ΩAirtel Africa PLC 886,174 3,220,461
Anglo American PLC 182 6,875
Ashtead Group PLC 498,292 33,218,594
AstraZeneca PLC 122,441 20,060,428
AstraZeneca PLC, Sponsored
ADR 589,072 48,539,533
ΩAuto Trader Group PLC 652,612 6,691,434
B&M European Value Retail
SA 41,076 96,953
Beazley PLC 492,484 6,020,816
BP PLC, Sponsored ADR 1,197,454 42,066,559
BT Group PLC, Registered 6,084,218 14,848,427
Bunzl PLC 64,720 1,965,953
*Carnival PLC, Sponsored
ADR 82,746 2,152,224
Centrica PLC 1,199,929 2,826,719
Coca-Cola HBC AG 94,328 4,280,651
Compass Group PLC 602,345 19,951,016
Computacenter PLC 938 35,320
Diageo PLC 132,337 3,042,750
#Diageo PLC, Sponsored ADR 164,341 15,134,163
Experian PLC 617,621 28,782,606
Fresnillo PLC 76,771 2,241,239
Games Workshop Group PLC 17,955 3,757,925
Glencore PLC 29,193 139,786
GSK PLC 2,153,932 50,387,270
#GSK PLC, Class B, ADR 118,972 5,575,028
Haleon PLC 31 144
Howden Joinery Group PLC 114,470 1,298,676
IMI PLC 62,919 1,974,072
Imperial Brands PLC 871,879 34,652,012
Intertek Group PLC 143,268 9,534,008
Shares Value †
UNITED KINGDOM — (Continued)
ITV PLC 166 $ 152
JD Sports Fashion PLC 90,672 111,005
Legal & General Group PLC 3,711,222 11,595,131
Man Group PLC 15,901 43,914
Marks & Spencer Group PLC 1,194,317 6,242,108
Next PLC 107,038 20,110,408
Reckitt Benckiser Group PLC 520,539 39,776,314
RELX PLC, Sponsored ADR 676,131 29,912,035
Rentokil Initial PLC 93,351 517,213
Rightmove PLC 360,447 3,163,477
Rio Tinto PLC 219,285 15,805,622
Rolls-Royce Holdings PLC 1,051,250 16,118,467
Sage Group PLC (The) 580,136 8,761,645
Softcat PLC 115 2,415
SSE PLC 678 17,068
St. James's Place PLC 505,424 8,616,087
Unilever PLC 51,375 3,097,539
Unilever PLC, Sponsored ADR 959,681 57,763,199
WPP PLC 141 533
TOTAL UNITED KINGDOM 592,077,996
TOTAL COMMON STOCKS 4,695,134,634
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Bayerische Motoren Werke AG
5.760% 6,622 573,616
Ω#Dr. Ing. h.c. F. Porsche AG
1.800% 20,837 1,093,077
Volkswagen AG, Class A
7.050% 93,568 9,743,427
TOTAL GERMANY 11,410,120
TOTAL PREFERRED
STOCKS 11,410,120
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<AP Eagers, Ltd. 2,797 –
TOTAL AUSTRALIA –
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/2040 2,724 –
TOTAL CANADA –
SPAIN — (0.0%)
*Ferrovial SE 314,927 173,348
TOTAL SPAIN 173,348
TOTAL RIGHTS/WARRANTS 173,348
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $3,983,106,401) 4,706,718,102
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 8,664,128 100,217,968
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,083,324,369) $ 4,806,936,070

Dimensional International High Profitability ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $49,752,299 which represented 1.1% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 298,087,743 $ — $ — $ 298,087,743
Austria .............................. 10,704,537 — — 10,704,537
Belgium ............................. 40,630,793 — — 40,630,793
Canada ............................. 521,871,709 — — 521,871,709
Denmark ............................ 59,833,688 — — 59,833,688
Finland .............................. 38,015,877 — — 38,015,877
France .............................. 501,199,516 — — 501,199,516
Germany ............................ 356,118,948 — — 356,118,948
Hong Kong ........................... 71,340,808 — — 71,340,808
Ireland .............................. 10,466,347 — — 10,466,347
Israel ............................... 52,867,073 — — 52,867,073
Italy ................................ 120,859,679 — — 120,859,679
Japan ............................... 1,074,473,111 — — 1,074,473,111
Netherlands .......................... 192,176,746 — — 192,176,746
New Zealand ......................... 8,895,783 — — 8,895,783
Norway .............................. 37,331,361 — — 37,331,361
Portugal ............................. 4,166,357 — — 4,166,357
Singapore ............................ 57,023,065 — — 57,023,065
South Africa .......................... 20,772 — — 20,772
Spain ............................... 135,212,960 — — 135,212,960
Sweden ............................. 128,413,287 — — 128,413,287
Switzerland ........................... 383,346,478 — — 383,346,478
United Kingdom ....................... 592,077,996 — — 592,077,996
Preferred Stocks
Germany ............................ 11,410,120 — — 11,410,120
Rights/Warrants
Australia ............................. — — — —
Canada ............................. — — — —
Spain ............................... — 173,348 — 173,348
Securities Lending Collateral ............... — 100,217,968 — 100,217,968
Total Investments ........................ $4,706,544,754 $100,391,316 $—> $4,806,936,070
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (96.8%)
AUSTRALIA — (6.0%)
*29Metals, Ltd. 544 $ 169
Accent Group, Ltd. 11,778 9,869
Acrow, Ltd. 892 660
Adairs, Ltd., Class B 10,783 14,330
#*Aeris Resources, Ltd. 864 260
*AIC Mines, Ltd. 688 216
*Ainsworth Game Technology,
Ltd. 268 179
*Alkane Resources, Ltd. 6,284 4,134
#*Alkane Resources, Ltd. 4,725 3,035
ALS, Ltd., Registered 243 3,455
*AMA Group, Ltd. 7,296 439
Amotiv, Ltd. 3,916 22,893
AMP, Ltd. 42,879 50,106
*Amplitude Energy, Ltd. 77,912 12,241
Ampol, Ltd. 2,298 46,185
Ansell, Ltd. 1,872 44,743
ANZ Group Holdings, Ltd. 3,332 79,945
*Appen, Ltd. 1,534 778
ARB Corp., Ltd. 1,158 27,367
Aristocrat Leisure, Ltd. 1,474 61,130
#ARN Media, Ltd. 532 185
*Aurelia Metals, Ltd. 9,067 1,454
Aurizon Holdings, Ltd. 30,896 69,376
Aussie Broadband, Ltd. 3,482 13,563
*Austal, Ltd. 8,758 38,930
#*Australian Agricultural Co.,
Ltd. 492 461
Australian Clinical Labs, Ltd. 3,327 5,663
Australian Ethical Investment,
Ltd. 1,807 8,269
#*Australian Strategic
Materials, Ltd. 120 79
*Australian Vanadium, Ltd. 10,204 74
Autosports Group, Ltd. 509 1,373
*Baby Bunting Group, Ltd. 2,895 5,193
Bank of Queensland, Ltd. 10,307 46,288
Bapcor, Ltd. 7,626 12,631
*BCI Minerals, Ltd. 2,688 678
Beach Energy, Ltd. 61,600 50,005
Beacon Lighting Group, Ltd. 254 464
Bega Cheese, Ltd. 8,891 30,907
Bell Financial Group, Ltd. 392 325
*Bellevue Gold, Ltd. 17,396 13,324
Bendigo & Adelaide Bank, Ltd. 4,302 35,626
BHP Group, Ltd. 27,736 788,940
Bisalloy Steel Group, Ltd. 371 1,207
#*Black Cat Syndicate, Ltd. 612 407
BlueScope Steel, Ltd. 4,143 62,110
Brambles, Ltd. 11,057 179,949
#Bravura Solutions, Ltd. 958 1,806
Breville Group, Ltd. 166 3,227
Capral, Ltd. 52 385
*Capricorn Metals, Ltd. 3,543 29,805
Shares Value †
AUSTRALIA — (Continued)
#*Catalyst Metals, Ltd. 1,956 $ 8,695
Cedar Woods Properties, Ltd. 432 2,554
Challenger, Ltd. 9,445 57,565
Champion Iron, Ltd. 8,134 29,500
Cleanaway Waste
Management, Ltd. 17,160 28,646
ClearView Wealth, Ltd. 440 171
#Clinuvel Pharmaceuticals,
Ltd. 514 3,870
#Cobram Estate Olives, Ltd. 972 2,164
Coles Group, Ltd. 7,980 115,192
Collins Foods, Ltd. 3,752 26,282
Commonwealth Bank of
Australia 436 48,991
Computershare, Ltd. 2,837 67,919
*Core Lithium, Ltd. 3,004 246
#Corporate Travel
Management, Ltd. 2,545 26,774
CSL, Ltd. 286 33,421
Data#3, Ltd. 2,967 17,132
*Develop Global, Ltd. 1,799 4,193
Dicker Data, Ltd. 1,701 11,414
#Domino's Pizza Enterprises,
Ltd., Class B 970 11,633
Downer EDI, Ltd. 9,296 47,042
*DUG Technology, Ltd. 1,059 1,518
Duratec, Ltd. 273 381
Dyno Nobel, Ltd. 19,339 40,766
Eagers Automotive, Ltd. 3,634 81,029
#Elders, Ltd. 4,503 20,901
#*Electro Optic Systems
Holdings, Ltd., Class B 469 1,907
*Emeco Holdings, Ltd. 6,604 5,188
*Emerald Resources NL 11,774 36,535
#*EML Payments, Ltd. 2,559 1,617
Endeavour Group, Ltd. 12,449 29,828
Enero Group, Ltd. 252 112
EQT Holdings, Ltd. 29 476
Euroz Hartleys Group, Ltd. 172 114
Evolution Mining, Ltd. 18,246 129,720
EVT, Ltd. 2,722 25,821
Fenix Resources, Ltd. 1,472 506
Fiducian Group, Ltd. 33 263
*Findi, Ltd. 86 105
*FleetPartners Group, Ltd. 6,943 13,272
Fleetwood, Ltd. 314 606
#Flight Centre Travel Group,
Ltd. 2,287 18,430
Fortescue, Ltd. 10,836 151,027
G8 Education, Ltd. 23,633 12,454
GR Engineering Services, Ltd. 896 2,147
GrainCorp, Ltd., Class A 5,036 29,177
Grange Resources, Ltd. 2,024 358
GWA Group, Ltd. 4,655 7,527
Hansen Technologies, Ltd. 4,306 15,730

Dimensional International Vector Equity ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Harvey Norman Holdings, Ltd. 4,881 $ 23,102
Healius, Ltd. 15,810 9,212
Helia Group, Ltd. 12,277 43,320
Helloworld Travel, Ltd. 176 219
Horizon Oil, Ltd. 11,848 1,590
#IDP Education, Ltd. 3,964 14,558
IGO, Ltd. 9,498 33,390
Iluka Resources, Ltd. 9,448 42,801
Imdex, Ltd. 12,041 27,116
Infomedia, Ltd. 4,149 4,577
Inghams Group, Ltd. 8,151 12,913
Insignia Financial, Ltd. 12,301 36,560
Insurance Australia Group, Ltd. 17,115 88,066
#Integral Diagnostics, Ltd. 2,834 4,805
IPH, Ltd. 7,396 17,866
IRESS, Ltd. 2,205 12,789
IVE Group, Ltd. 2,065 3,772
JB Hi-Fi, Ltd. 926 63,482
*Judo Capital Holdings, Ltd. 23,717 26,240
Jupiter Mines, Ltd. 2,852 485
Karoon Energy, Ltd. 31,194 32,776
*Kelly Partners Group
Holdings, Ltd. 36 225
Kelsian Group, Ltd. 5,698 18,166
#Kogan.com, Ltd. 1,098 2,286
Korvest, Ltd. 16 137
#L1 Group, Ltd. 6,627 4,902
*L1 Group, Ltd. 891 659
Lendlease Corp., Ltd. 9,878 35,890
#Lifestyle Communities, Ltd. 3,695 12,530
Lindsay Australia, Ltd. 4,654 1,843
Lottery Corp., Ltd. (The) 13,536 48,738
Lovisa Holdings, Ltd. 786 18,648
Lycopodium, Ltd. 329 2,714
Maas Group Holdings, Ltd. 2,069 6,434
Macmahon Holdings, Ltd. 37,286 11,472
Macquarie Group, Ltd. 75 10,731
*Macquarie Technology
Group, Ltd. 114 4,941
Mader Group, Ltd. 76 441
Magellan Financial Group, Ltd. 5,879 37,024
*Mayne Pharma Group, Ltd. 907 2,523
McMillan Shakespeare, Ltd. 1,753 19,762
Medibank Pvt., Ltd. 10,720 34,247
*Mesoblast, Ltd. 12,420 20,408
Metcash, Ltd. 20,771 51,808
*Metro Mining, Ltd. 24,799 1,185
*Mineral Resources, Ltd. 1,872 59,315
Monadelphous Group, Ltd. 2,686 40,865
*Mount Gibson Iron, Ltd. 5,399 1,272
Myer Holdings, Ltd. 23,062 5,964
MyState, Ltd. 3,059 8,912
National Australia Bank, Ltd. 5,064 144,607
Netwealth Group, Ltd. 1,104 22,282
*Neuren Pharmaceuticals, Ltd. 355 5,057
#New Hope Corp., Ltd. 10,805 29,355
NIB Holdings, Ltd. 7,182 35,451
Nick Scali, Ltd. 2,201 36,627
Shares Value †
AUSTRALIA — (Continued)
Nickel Industries, Ltd. 25,973 $ 12,582
Nine Entertainment Co.
Holdings, Ltd. 24,378 18,512
Northern Star Resources, Ltd. 9,461 152,426
NRW Holdings, Ltd. 17,633 55,986
Nufarm, Ltd. 14,653 19,953
*Nuix, Ltd. 1,075 1,724
Objective Corp., Ltd. 106 1,280
*OFX Group, Ltd. 213 86
OM Holdings, Ltd. 568 95
*Omni Bridgeway, Ltd. 1,142 1,192
oOh!media, Ltd. 14,118 12,708
#*Ora Banda Mining, Ltd. 14,624 11,584
Orica, Ltd. 4,805 69,990
Origin Energy, Ltd., Class B 6,406 51,373
Orora, Ltd. 16,292 21,438
*Pantoro Gold, Ltd. 3,436 11,517
Peet, Ltd. 876 1,095
Perenti, Ltd. 29,084 51,598
Perpetual, Ltd. 1,977 24,837
Perseus Mining, Ltd. 30,611 97,593
Peter Warren Automotive
Holdings, Ltd. 152 186
*PEXA Group, Ltd. 2,571 25,499
#*Pilbara Minerals, Ltd. 6,352 13,723
Praemium, Ltd. 4,490 2,690
Premier Investments, Ltd. 1,341 15,635
Pro Medicus, Ltd. 376 64,887
Propel Funeral Partners, Ltd. 174 572
#PWR Holdings, Ltd. 2,114 11,791
QBE Insurance Group, Ltd. 12,690 164,821
Ramelius Resources, Ltd. 23,004 49,998
Ramsay Health Care, Ltd. 1,598 33,581
REA Group, Ltd. 380 53,010
Reece, Ltd. 1,207 9,237
Regis Resources, Ltd. 26,884 113,342
Reliance Worldwide Corp., Ltd. 16,037 43,569
*Resolute Mining, Ltd. 67,669 42,306
Ricegrowers, Ltd. 251 2,816
Ridley Corp., Ltd. 7,738 14,994
Rio Tinto, Ltd. 1,313 114,209
*Sandfire Resources, Ltd. 8,414 89,454
Santos, Ltd. 38,808 160,310
*Select Harvests, Ltd. 2,245 5,702
Servcorp, Ltd. 420 2,029
Service Stream, Ltd. 19,672 29,234
*Seven West Media, Ltd. 8,786 791
SGH, Ltd. 1,015 32,227
Shaver Shop Group, Ltd. 2,621 2,419
Sims, Ltd. 2,422 25,306
*Smart Parking, Ltd. 225 186
SmartGroup Corp., Ltd. 3,227 17,281
Sonic Healthcare, Ltd. 2,805 38,856
South32, Ltd. 21,759 45,155
Southern Cross Electrical
Engineering, Ltd. 2,205 3,551
#Southern Cross Media
Group, Ltd. 2,422 1,340

Dimensional International Vector Equity ETF
continued
Shares Value †
AUSTRALIA — (Continued)
SRG Global, Ltd. 16,463 $ 29,638
Stanmore Resources, Ltd. 6,665 9,381
Steadfast Group, Ltd. 6,956 25,501
#*Strike Energy, Ltd. 36,799 2,650
Suncorp Group, Ltd. 4,669 59,970
Super Retail Group, Ltd. 3,471 36,357
Supply Network, Ltd. 31 716
#*Syrah Resources, Ltd. 2,729 607
Tabcorp Holdings, Ltd. 69,469 48,434
Technology One, Ltd. 2,196 53,048
Telstra Group, Ltd. 14,191 45,336
TPG Telecom, Ltd. 2,061 7,461
Treasury Wine Estates, Ltd.,
Class B 4,828 18,932
Tribune Resources, Ltd. 28 122
#*Tyro Payments, Ltd. 19,135 13,905
Universal Store Holdings, Ltd. 509 2,952
*Vault Minerals, Ltd. 31,398 15,005
Ventia Services Group Pty,
Ltd. 10,372 38,907
ΩViva Energy Group, Ltd. 13,877 16,670
*Viva Leisure, Ltd. 352 388
#*Vulcan Energy Resources,
Ltd. 1,672 7,367
Vulcan Steel, Ltd. 684 3,246
Wagners Holding Co., Ltd. 519 917
Washington H Soul Pattinson
& Co., Ltd. 948 23,335
*WEB Travel Group, Ltd. 1,380 3,776
*Wesfarmers, Ltd. 2,911 160,078
*West African Resources, Ltd. 30,403 25,111
Westgold Resources, Ltd. 7,519 26,187
Westpac Banking Corp. 3,983 101,014
Whitehaven Coal, Ltd. 21,400 100,869
Woodside Energy Group, Ltd. 8,658 140,566
Woolworths Group, Ltd. 3,082 57,321
Worley, Ltd. 3,574 33,458
XRF Scientific, Ltd. 328 449
#Yancoal Australia, Ltd. 5,383 19,628
TOTAL AUSTRALIA 7,170,395
AUSTRIA — (0.7%)
Agrana Beteiligungs AG 275 3,825
ANDRITZ AG 793 60,043
*AT&S Austria Technologie &
Systemtechnik AG 493 18,351
ΩBAWAG Group AG 763 98,545
DO & CO AG 206 49,218
Erste Group Bank AG 660 68,369
*Eurotelesites AG 3,117 17,412
EVN AG 117 3,416
*FACC AG 73 736
*Kapsch TrafficCom AG 8 60
*Lenzing AG 631 18,900
Mayr Melnhof Karton AG 189 17,233
OMV AG 2,193 120,129
Palfinger AG 247 9,265
PIERER Mobility AG 18 274
POLYTEC Holding AG 44 156
Shares Value †
AUSTRIA — (Continued)
Porr AG 539 $ 17,139
SBO AG 229 7,599
Semperit AG Holding 165 2,476
Strabag SE, Class BR 817 64,029
Telekom Austria AG 3,043 32,418
UBM Development AG 11 305
UNIQA Insurance Group AG 2,676 39,349
Verbund AG 219 16,923
Vienna Insurance Group AG
Wiener Versicherung Gruppe 905 46,483
voestalpine AG 1,892 67,434
Wienerberger AG 2,647 78,640
Zumtobel Group AG 424 1,825
TOTAL AUSTRIA 860,552
BELGIUM — (1.4%)
Ackermans & van Haaren NV 424 105,706
Ageas SA/NV, Class B 2,681 177,619
*AGFA-Gevaert NV 3,237 3,101
Anheuser-Busch InBev SA/NV 3,086 188,423
Atenor 44 141
Azelis Group NV 1,290 15,261
Barco NV 1,933 27,621
Bekaert SA 1,107 46,317
bpost SA 3,882 9,432
Cie d'Entreprises CFE 24 248
CMB. Tech NV 1,085 10,188
Colruyt Group NV 660 24,681
Deceuninck NV 1,037 2,472
Deme Group NV 132 19,959
D'ieteren Group 62 11,342
Econocom Group SA/NV 1,251 2,472
EVS Broadcast Equipment SA 182 7,615
Fagron 2,184 51,928
Ion Beam Applications 29 365
Jensen-Group NV 12 867
KBC Group NV 3,397 408,746
Kinepolis Group NV 247 8,481
Melexis NV 324 23,372
#*Ontex Group NV 1,585 11,598
*Orange Belgium SA 36 794
Proximus SADP 6,872 59,131
Recticel SA 791 7,797
Sipef NV 60 5,402
Solvay SA, Class A 1,306 40,187
Syensqo SA 815 67,390
Tessenderlo Group SA 514 15,543
UCB SA 779 200,055
Umicore SA 4,360 83,235
Van de Velde NV 132 4,609
VGP NV 272 31,457
Viohalco SA 104 1,020
TOTAL BELGIUM 1,674,575
CANADA — (12.7%)
*5N Plus, Inc. 4,300 61,562
*ACT Energy Technologies,
Ltd. 100 378
ADENTRA, Inc. 1,300 32,631
*Advantage Energy, Ltd. 6,500 51,633

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
Aecon Group, Inc. 2,500 $ 55,169
Ag Growth International, Inc. 900 23,175
AGF Management, Ltd., Class
B 2,700 26,939
Agnico Eagle Mines, Ltd. 500 80,405
Agnico Eagle Mines, Ltd. 200 32,199
*Air Canada 5,100 67,119
#Alamos Gold, Inc., Class B 1,300 40,027
Algonquin Power & Utilities
Corp. 8,300 46,314
Alimentation Couche-Tard, Inc. 3,300 167,879
*Allied Gold Corp. 1,203 18,322
AltaGas, Ltd. 3,200 94,026
Amerigo Resources, Ltd. 10,300 22,494
Andlauer Healthcare Group,
Inc., Class A 450 17,471
Andrew Peller, Ltd., Class A 100 355
ARC Resources, Ltd. 11,300 208,637
*Aritzia, Inc., Class B 2,500 174,803
*Athabasca Oil Corp. 21,115 103,831
AtkinsRealis Group, Inc. 100 7,059
*ATS Corp. 200 5,492
*AutoCanada, Inc. 651 11,750
B2Gold Corp. 18,700 82,093
Badger Infrastructure
Solutions, Ltd. 730 38,340
Bank of Montreal 300 37,304
Bank of Montreal, ADR 200 24,836
Bank of Nova Scotia (The) 300 19,696
Bank of Nova Scotia (The),
ADR 2,900 190,240
Barrick Mining Corp. 9,900 324,720
Baytex Energy Corp. 5,200 12,581
BCE, Inc., ADR 200 4,572
Birchcliff Energy, Ltd. 10,500 49,010
Bird Construction, Inc. 3,300 70,939
*Bitfarms, Ltd. 1,000 3,970
Black Diamond Group, Ltd. 200 2,134
Boralex, Inc., Class A 1,500 30,147
*CAE, Inc. 3,200 89,792
*Calfrac Well Services, Ltd. 200 437
Calian Group, Ltd. 100 3,604
Canaccord Genuity Group, Inc. 5,100 42,805
*Canacol Energy, Ltd. 100 161
*Canada Goose Holdings, Inc.,
ADR 500 6,965
*Canada Packers, Inc. 643 7,678
Canadian Imperial Bank of
Commerce 1,000 82,939
#Canadian Imperial Bank of
Commerce, ADR 2,200 182,314
#Canadian National Railway
Co., ADR 1,000 95,910
Canadian Natural Resources,
Ltd. 11,200 358,624
#Canadian Pacific Kansas
City, Ltd., Class A 1,000 71,950
Canadian Tire Corp., Ltd.,
Class A 1,312 150,616
Shares Value †
CANADA — (Continued)
*Canfor Corp. 1,418 $ 12,377
*Canopy Growth Corp. 800 992
*Capstone Copper Corp. 4,600 41,103
Cardinal Energy, Ltd. 13,100 74,609
Cascades, Inc. 4,600 36,474
CCL Industries, Inc. 1,500 83,760
*Celestica, Inc. 958 330,012
Cenovus Energy, Inc. 20,000 338,400
Centerra Gold, Inc. 9,200 107,880
CES Energy Solutions Corp. 8,700 59,670
Cogeco Communications, Inc. 900 41,019
Computer Modelling Group,
Ltd. 4,300 16,326
Corby Spirit and Wine, Ltd. 100 979
*Cronos Group, Inc. 1,500 3,765
Definity Financial Corp. 1,200 55,883
dentalcorp Holdings, Ltd. 2,949 22,941
Dexterra Group, Inc. 100 759
Dollarama, Inc. 700 91,080
Doman Building Materials
Group, Ltd. 2,300 14,577
*Dorel Industries, Inc., Class B 100 129
DPM Metals, Inc. 5,600 119,902
*Eldorado Gold Corp. 4,000 102,560
Element Fleet Management
Corp. 1,500 40,499
Empire Co., Ltd., Class A 1,800 61,214
Endeavour Mining PLC 6,600 264,678
Enerflex, Ltd. 5,858 73,752
*Ensign Energy Services, Inc. 2,100 3,852
#*Equinox Gold Corp. 6,200 68,014
*ERO Copper Corp. 3,000 64,050
Evertz Technologies, Ltd. 100 915
Exchange Income Corp. 700 38,389
Extendicare, Inc. 5,300 60,749
Fairfax Financial Holdings, Ltd. 100 162,516
Fiera Capital Corp. 4,200 18,855
Finning International, Inc. 4,000 216,536
#First Majestic Silver Corp. 4,100 52,357
*First Quantum Minerals, Ltd. 6,100 126,776
FirstService Corp., Class WI,
ADR 200 31,882
*Foraco International SA 100 148
*Fortuna Mining Corp., ADR 15,604 129,045
*Galiano Gold, Inc. 1,000 2,390
George Weston, Ltd. 700 42,605
Gibson Energy, Inc. 4,000 68,258
Gildan Activewear, Inc. 1,100 64,119
*GoGold Resources, Inc. 1,800 3,289
Headwater Exploration, Inc. 11,100 58,623
High Liner Foods, Inc. 100 1,210
Hudbay Minerals, Inc. 9,700 155,200
*i-80 Gold Corp. 9,100 8,852
iA Financial Corp., Inc. 500 59,080
*IAMGOLD Corp. 12,300 142,434
*Illumin Holdings, Inc. 700 605
*Imperial Metals Corp. 600 2,933
Imperial Oil, Ltd. 800 70,568

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
Intact Financial Corp. 618 $ 115,396
*Interfor Corp. 200 1,129
*K92 Mining, Inc. 8,686 115,615
*Kelt Exploration, Ltd. 10,500 49,984
Keyera Corp. 3,100 91,618
Kinross Gold Corp. 20,900 485,716
*Knight Therapeutics, Inc. 200 834
Lassonde Industries, Inc.,
Class A 100 15,585
Laurentian Bank of Canada 200 4,753
Leon's Furniture, Ltd. 939 19,576
*Lightspeed Commerce, Inc. 1,900 22,800
Linamar Corp. 800 43,364
Loblaw Cos., Ltd. 900 35,804
Lundin Gold, Inc. 1,600 108,882
Lundin Mining Corp.,
Registered 5,000 80,505
Magna International, Inc. 4,700 221,887
*Major Drilling Group
International, Inc. 1,900 16,747
Manulife Financial Corp. 800 25,916
Manulife Financial Corp., ADR 2,100 67,977
Maple Leaf Foods, Inc. 3,217 61,899
Martinrea International, Inc. 3,600 26,002
Medical Facilities Corp. 100 1,031
*MEG Energy Corp. 6,400 135,569
Meren Energy, Inc. 10,500 13,639
Methanex Corp., ADR 900 35,388
Metro, Inc. 3,100 206,844
MTY Food Group, Inc. 900 21,736
Mullen Group, Ltd. 4,400 44,278
National Bank of Canada 2,503 279,927
Neo Performance Materials,
Inc. 100 1,380
*New Gold, Inc. 36,400 267,176
*NFI Group, Inc. 100 1,023
North West Co., Inc. (The) 800 25,979
Northland Power, Inc. 6,897 126,161
#Nutrien, Ltd. 6,100 332,145
*NuVista Energy, Ltd. 7,600 90,474
*Obsidian Energy, Ltd. 2,600 14,742
OceanaGold Corp. 10,500 235,082
Open Text Corp. 4,100 157,235
OR Royalties, Inc. 100 3,198
*Orezone Gold Corp. 4,100 4,097
Pan American Silver Corp. 1,000 35,257
Pan American Silver Corp. 1,600 56,336
Paramount Resources, Ltd.,
Class A 4,100 67,302
Parex Resources, Inc. 6,200 79,383
Parkland Corp. 2,700 77,002
Pason Systems, Inc. 3,600 30,703
Pembina Pipeline Corp. 100 3,787
Pembina Pipeline Corp. 2,723 103,011
Peyto Exploration &
Development Corp. 7,251 105,726
PHX Energy Services Corp. 100 544
Pizza Pizza Royalty Corp. 100 1,107
Shares Value †
CANADA — (Continued)
Polaris Renewable Energy,
Inc. 100 $ 929
*Precision Drilling Corp. 193 11,563
Premium Brands Holdings
Corp. 100 6,902
Pulse Seismic, Inc. 200 420
*Quarterhill, Inc. 1,000 778
Quebecor, Inc., Class B 4,600 146,882
RB Global, Inc. 519 51,495
Restaurant Brands
International, Inc. 3,100 203,639
Richelieu Hardware, Ltd. 1,600 43,907
Rogers Communications, Inc.,
Class B, ADR 1,900 74,366
Rogers Sugar, Inc. 4,800 21,171
Royal Bank of Canada 3,000 439,931
Royal Bank of Canada, ADR 300 43,950
Russel Metals, Inc. 1,000 30,982
*Sangoma Technologies Corp. 100 526
Saputo, Inc. 1,000 24,187
Savaria Corp. 300 4,713
Secure Waste Infrastructure
Corp. 6,000 74,981
Sienna Senior Living, Inc. 900 12,294
South Bow Corp., ADR 3,571 92,596
*Spartan Delta Corp. 3,700 16,584
ΩSpin Master Corp. 200 2,973
*SSR Mining, Inc. 9,200 208,209
Stantec, Inc. 184 20,402
Stella-Jones, Inc. 600 34,091
Ω*STEP Energy Services, Ltd. 200 781
Strathcona Resources, Ltd. 200 5,281
Sun Life Financial, Inc. 700 42,602
Sun Life Financial, Inc. 2,189 133,279
Suncor Energy, Inc. 13,000 517,530
*SunOpta, Inc. 100 522
Superior Plus Corp. 7,600 43,284
Surge Energy, Inc. 3,600 17,035
Tamarack Valley Energy, Ltd. 25,714 114,333
*Taseko Mines, Ltd. 11,300 51,189
TC Energy Corp. 2,600 130,416
Teck Resources, Ltd., Class B 2,121 91,033
*Tilray Brands, Inc. 1,200 1,610
#*Tilray Brands, Inc. 2,000 2,680
*Torex Gold Resources, Inc. 3,300 136,461
Toromont Industries, Ltd. 100 12,027
Toronto-Dominion Bank (The) 800 65,752
Toronto-Dominion Bank (The),
ADR 2,600 213,538
Tourmaline Oil Corp. 3,816 168,011
TransAlta Corp. 4,300 75,981
Transcontinental, Inc., Class A 4,200 59,022
Trican Well Service, Ltd. 12,100 45,338
*Trisura Group, Ltd. 500 13,792
*Valeura Energy, Inc. 1,600 7,605
Vermilion Energy, Inc. 2,800 20,916
Wajax Corp. 1,400 24,850
Waste Connections, Inc. 503 84,343

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
*Well Health Technologies
Corp. 7,500 $ 28,102
*Wesdome Gold Mines, Ltd. 3,500 52,857
West Fraser Timber Co., Ltd. 400 24,437
Westshore Terminals
Investment Corp. 1,250 22,999
Whitecap Resources, Inc. 10,700 79,726
Whitecap Resources, Inc. 15,015 111,862
Winpak, Ltd. 650 19,957
WSP Global, Inc. 197 37,700
*Yangarra Resources, Ltd. 300 218
TOTAL CANADA 15,178,428
DENMARK — (2.0%)
*ALK-Abello A/S 1,333 43,969
Alm Brand A/S 22,216 62,635
AP Moller - Maersk A/S, Class
A 15 30,976
AP Moller - Maersk A/S, Class
B 34 70,186
*Bang & Olufsen A/S 1,063 2,175
*Bavarian Nordic A/S 2,262 83,563
Carlsberg A/S, Class B 790 92,999
cBrain A/S 182 4,248
Chemometec A/S 253 30,933
Coloplast A/S, Class B 417 37,745
Columbus A/S 223 334
D/S Norden A/S 984 39,393
Danske Bank A/S 2,690 120,289
*Demant A/S 1,385 46,113
*DFDS A/S 1,442 20,339
DSV A/S 382 81,188
FLSmidth & Co. A/S 1,095 85,473
Foroya Banki P/F 15 508
*Genmab A/S 167 47,445
*GN Store Nord A/S 3,518 61,692
H Lundbeck A/S, Class A 5,078 37,032
#*H+H International A/S, Class
B 107 1,472
ISS A/S 2,991 94,406
Jyske Bank A/S, Registered 823 96,681
Matas A/S 1,030 20,474
#MT Hoejgaard Holding A/S 11 722
Ω*Netcompany Group A/S 1,301 65,074
*NKT A/S 1,159 130,061
Novo Nordisk A/S, Class B 3,174 155,007
Novonesis Novozymes B,
Class B 1,811 108,387
#*NTG Nordic Transport
Group A/S 138 3,899
Pandora A/S 630 84,486
Parken Sport & Entertainment
A/S 9 201
Per Aarsleff Holding A/S 617 70,192
Ringkjoebing Landbobank A/S 524 118,496
ROCKWOOL A/S, Class A 887 30,403
ROCKWOOL A/S, Class B 2,075 71,171
Royal Unibrew A/S 849 64,250
*RTX A/S 20 334
Shares Value †
DENMARK — (Continued)
ΩScandinavian Tobacco
Group A/S 1,285 $ 17,062
Schouw & Co. A/S 311 28,603
SP Group A/S 289 13,044
Sparekassen Sjaelland-Fyn
A/S 215 11,216
Sydbank A/S 1,427 121,976
TCM Group A/S 24 267
#Tivoli A/S 5 458
TORM PLC, Class A 1,435 30,998
Trifork Group AG 83 1,097
Tryg A/S 2,709 66,871
UIE PLC 13 633
Vestas Wind Systems A/S 2,611 53,253
Vestjysk Bank A/S 2,476 2,717
TOTAL DENMARK 2,463,146
FINLAND — (1.8%)
Aktia Bank OYJ 1,436 17,735
#Alandsbanken Abp, Class B 12 627
Alma Media OYJ 61 1,042
Anora Group OYJ 1,156 4,196
Apetit OYJ 8 130
*Aspo OYJ 52 376
Atria OYJ 68 1,075
Digia OYJ 16 112
Elisa OYJ 1,556 68,677
ΩEnento Group OYJ 46 819
eQ OYJ 26 330
Evli OYJ, Class B 8 198
#Fortum OYJ 3,202 71,476
F-Secure OYJ 164 324
#Glaston OYJ ABP 64 85
Gofore OYJ 6 98
Harvia OYJ 305 12,761
Hiab OYJ 884 48,996
HKFoods OYJ 66 129
Huhtamaki OYJ 1,250 42,071
*Incap OYJ 102 1,102
#Kamux Corp. 688 1,545
Kemira OYJ 2,661 58,662
Kesko OYJ, Class A 1,389 29,723
Kesko OYJ, Class B 4,211 88,944
Kone OYJ, Class B 1,922 128,488
Konecranes OYJ 899 88,821
Lassila & Tikanoja OYJ 794 9,109
*Lindex Group OYJ 2,570 8,024
Mandatum OYJ 10,159 72,956
Marimekko OYJ 56 826
Metso OYJ 7,864 128,979
Neste OYJ 3,599 74,585
NoHo Partners OYJ 20 206
Nokia OYJ 19,162 129,693
#Nokian Renkaat OYJ 3,857 38,930
Nordea Bank Abp 19,868 339,733
Olvi OYJ, Class A 262 8,951
#Oma Saastopankki OYJ 323 4,086
Oriola OYJ, Class B 260 354
Orion OYJ, Class A 202 14,152

Dimensional International Vector Equity ETF
continued
Shares Value †
FINLAND — (Continued)
Orion OYJ, Class B 1,689 $ 118,039
Outokumpu OYJ 7,731 33,319
Pihlajalinna OYJ 56 963
Puuilo OYJ 1,604 26,289
*QT Group OYJ 344 14,095
Rapala VMC OYJ 36 50
Raute OYJ, A Shares 26 444
Sampo OYJ, Class A 7,779 86,804
Sanoma OYJ 2,752 33,669
Scanfil OYJ 45 569
*SRV Group OYJ 16 97
Stora Enso OYJ, Class R 8,159 95,113
Taaleri PLC 250 2,078
*Talenom OYJ 572 2,086
ΩTerveystalo OYJ 4,529 48,772
TietoEVRY OYJ 1,928 41,413
#Tokmanni Group Corp. 1,652 16,360
UPM-Kymmene OYJ 1,709 45,920
Vaisala OYJ, Class A 230 11,389
Valmet OYJ 1,643 53,496
Viking Line Abp 16 401
Wartsila OYJ Abp 50 1,637
*WithSecure OYJ 70 139
*YIT OYJ 518 1,753
TOTAL FINLAND 2,134,021
FRANCE — (7.4%)
*74Software SA 24 992
Aeroports de Paris SA 247 33,897
Air Liquide SA 245 47,484
Airbus SE 26 6,404
AKWEL SADIR, Class B 28 359
*Alstom SA 4,846 121,094
Alten SA 484 39,914
ΩAmundi SA 476 35,326
Arkema SA 989 58,787
Assystem SA 60 3,012
AXA SA 1,555 67,538
ΩAyvens SA 2,514 33,572
*Bastide le Confort Medical 18 513
Beneteau SACA 700 6,758
BNP Paribas SA 1,216 94,119
Bonduelle SCA 204 2,093
Bouygues SA 3,035 137,072
Bureau Veritas SA 2,355 77,413
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 384
Capgemini SE 505 77,813
Carrefour SA 11,236 169,240
Catana Group 112 377
*Cegedim SA 104 1,368
Cie de Saint-Gobain SA 2,616 253,810
Cie des Alpes 1,191 27,356
Cie Generale des
Etablissements Michelin SCA 6,922 221,226
*Clariane SE 5,875 25,266
Coface SA 2,530 44,620
Credit Agricole SA 1,491 26,915
Shares Value †
FRANCE — (Continued)
Danone SA 1,452 $ 128,508
Derichebourg SA 5,035 34,403
Eiffage SA, Class P 1,487 183,129
#*Ekinops SAS 32 58
Ω*Elior Group SA 2,748 8,887
Elis SA 3,793 105,770
Engie SA 17,388 407,406
Equasens 36 1,577
Eramet SA 118 8,090
Esso SA Francaise 75 8,436
Etablissements Maurel et
Prom SA 979 5,451
*Euroapi SA 690 2,555
Eurofins Scientific SE 1,145 80,800
ΩEuronext NV 32 4,580
#*Eutelsat Communications
SACA 4,104 15,892
FDJ UNITED 764 22,292
*FIGEAC-AERO 9 126
Fnac Darty SA 724 23,732
*Forvia SE 5,130 65,783
Gaztransport Et Technigaz SA 408 80,809
Getlink SE 2,789 50,958
GL Events SACA 226 7,226
Groupe Crit SA 8 572
Groupe SFPI 36 73
Hermes International SCA 68 168,666
*ID Logistics Group SACA 67 30,469
Imerys SA 962 23,739
Infotel SA 29 1,349
Interparfums SA 270 8,888
Ipsen SA 401 56,373
IPSOS SA 842 32,304
Jacquet Metals SACA 56 1,132
JCDecaux SE 2,083 37,962
Kaufman & Broad SA 284 9,572
Kering SA, Class A 516 182,720
*La Francaise De L'energie
SACA 30 1,184
Laurent-Perrier 4 432
Legrand SA 1,172 202,232
Linedata Services 4 207
LISI SA 435 25,506
LNA Sante SA 19 531
Louis Hachette Group 3,064 5,271
*Lumibird 12 301
LVMH Moet Hennessy Louis
Vuitton SE 679 479,704
Manitou BF SA 72 1,448
Mersen SA 740 18,705
Metropole Television SA 1,224 16,897
Nexans SA 555 78,151
#*Nexity SA 721 7,556
NRJ Group 60 558
Opmobility 2,668 43,604
Orange SA 41,397 661,043
*OSE Immuno 115 786
*OVH Groupe SA 326 3,063

Dimensional International Vector Equity ETF
continued
Shares Value †
FRANCE — (Continued)
Pernod Ricard SA 190 $ 18,632
Pluxee NV 777 15,022
Publicis Groupe SA 1,138 114,010
Quadient SA 805 13,863
Remy Cointreau SA 219 10,864
Renault SA 4,944 192,305
Rexel SA 4,178 144,668
Safran SA 808 287,146
Sanofi SA 341 34,478
Sanofi SA, Sponsored ADR 8 405
Savencia SA 20 1,440
Schneider Electric SE 20 5,681
SCOR SE 3,150 95,547
SEB SA 411 22,761
Seche Environnement SACA 40 3,241
SES SA 11,299 86,660
Ω*SMCP SA 192 1,354
Societe BIC SA 832 46,382
Societe Generale SA 4,049 256,381
Societe LDC SADIR 183 19,496
Sodexo SA 1,306 72,415
*SOITEC 172 8,149
Sopra Steria Group 271 42,195
SPIE SA 2,538 129,243
Stef SA 130 18,156
STMicroelectronics NV
Sponsored 3,921 95,947
Sword Group 54 2,288
Synergie SE 23 892
Technip Energies NV 2,860 116,262
Teleperformance SE 862 61,645
Television Francaise 1 SA 1,238 11,331
Thales SA 413 117,694
Thermador Groupe 3 265
TotalEnergies SE 17,989 1,120,160
Trigano SA 409 68,214
*Ubisoft Entertainment SA 2,678 23,943
Valeo SE 9,286 128,454
Vallourec SACA 3,832 71,407
Vicat SACA 851 63,845
VIEL & Cie SA 183 3,717
Vinci SA 1,822 243,732
Virbac SACA 16 6,547
*Viridien 261 31,932
Vivendi SE 15,572 56,112
#*Voltalia SA, Registered 788 6,494
Ω*X-Fab Silicon Foundries SE 862 5,472
TOTAL FRANCE 8,839,035
GERMANY — (7.8%)
1&1 AG 842 20,797
*7C Solarparken AG 1,080 1,984
Adesso SE 23 2,487
adidas AG 841 158,998
AIXTRON SE 1,887 30,219
All for One Group SE 4 188
Allgeier SE 16 338
Allianz SE, Registered 12 4,823
AlzChem Group AG 264 50,765
Shares Value †
GERMANY — (Continued)
Amadeus Fire AG 143 $ 8,698
Atoss Software SE 194 26,019
*Aumovio SE 664 28,586
Aurubis AG 584 76,101
BASF SE 9,534 470,868
Bayer AG, Registered 15,135 470,785
Bayerische Motoren Werke AG 1,284 119,627
#*BayWa AG 40 238
Bechtle AG 1,264 53,455
ΩBefesa SA 1,565 51,842
Beiersdorf AG 209 22,126
Bertrandt AG 12 278
Bijou Brigitte AG 98 4,604
Borussia Dortmund GmbH &
Co. KGaA 2,333 9,223
#Brenntag SE 2,057 114,317
CANCOM SE 720 20,485
Carl Zeiss Meditec AG, Class
BR 35 1,773
*CECONOMY AG 2,972 15,213
Cewe Stiftung & Co. KGAA 136 15,603
Commerzbank AG 2,173 79,030
Continental AG 1,328 100,366
*Covestro AG 573 40,078
CTS Eventim AG & Co. KGaA 715 64,040
Daimler Truck Holding AG 5,999 240,334
Dermapharm Holding SE 410 16,161
#*Deutsche Bank AG,
Registered Sponsored 6,619 236,762
Deutsche Boerse AG 858 217,372
Deutsche Post AG 6,633 304,702
Deutsche Telekom AG 18,386 570,637
Deutz AG 3,715 36,833
Duerr AG 2,541 59,243
ΩDWS Group GmbH & Co.
KGaA 660 42,240
E.ON SE 24,287 452,438
Eckert & Ziegler SE 751 14,675
Elmos Semiconductor SE 204 19,260
ElringKlinger AG 605 2,825
Evonik Industries AG 2,824 47,360
*Evotec SE 2,768 22,536
Fabasoft AG 12 209
Fielmann Group AG 316 17,270
flatexDEGIRO AG 3,462 131,383
#*Fraport AG Frankfurt Airport
Services Worldwide 709 60,720
Freenet AG 3,113 96,940
Fresenius Medical Care AG 2,218 119,195
Fresenius SE & Co. KGaA 2,057 118,757
Friedrich Vorwerk Group SE 212 22,781
FUCHS SE 389 13,806
GEA Group AG 2,127 152,209
#Gerresheimer AG 548 17,457
Gesco SE 24 440
GFT Technologies SE 524 10,765
Hannover Rueck SE 284 81,096
ΩHapag-Lloyd AG 343 49,328
Hawesko Holding SE 8 193

Dimensional International Vector Equity ETF
continued
Shares Value †
GERMANY — (Continued)
Heidelberg Materials AG 1,497 $ 350,924
*Heidelberger Druckmaschinen
AG 2,448 5,515
*HelloFresh SE 10,138 82,143
Henkel AG & Co. KGaA 466 34,826
Hensoldt AG 631 67,149
HOCHTIEF AG 148 42,466
*HomeToGo SE 355 633
Hornbach Holding AG & Co.
KGaA 452 45,231
HUGO BOSS AG 1,529 67,856
Indus Holding AG 524 13,578
Infineon Technologies AG 7,661 303,469
Init Innovation in Traffic
Systems SE 27 1,455
ΩInstone Real Estate Group
SE 488 4,669
*IONOS Group SE 567 20,124
IVU Traffic Technologies AG 131 3,100
Jenoptik AG 1,520 34,316
ΩJOST Werke SE 542 31,592
K+S AG, Registered 4,166 54,383
KION Group AG 1,584 112,438
Kloeckner & Co. SE 462 2,954
*Knaus Tabbert AG 182 3,155
Knorr-Bremse AG 719 66,888
*Koenig & Bauer AG 32 491
Kontron AG 975 25,523
Krones AG 271 39,349
KWS Saat SE & Co. KGaA 467 36,006
LANXESS AG 1,633 38,902
Leifheit AG 33 568
*Medios AG 3 42
Mercedes-Benz Group AG 2,724 176,727
Merck KGaA 209 27,367
MLP SE 3,225 26,466
MTU Aero Engines AG 264 115,211
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 328 203,069
Multitude AG 28 220
Mutares SE & Co. KGaA 427 13,627
Nemetschek SE 491 56,671
*Nordex SE 1,371 40,478
Norma Group SE 907 14,719
ProCredit Holding AG 480 4,288
Puma SE 893 18,986
PVA TePla AG 1,006 30,770
PWO AG 12 404
*q.beyond AG 268 264
QIAGEN NV 1,360 63,716
*R Stahl AG 8 146
Rational AG 34 24,939
RENK Group AG 428 32,500
Rheinmetall AG 254 498,824
RTL Group SA 531 20,501
RWE AG 2,132 104,976
Salzgitter AG 175 5,680
Shares Value †
GERMANY — (Continued)
SAP SE, Sponsored ADR 4 $ 1,040
Schaeffler AG 6,516 52,833
ΩScout24 SE 115 13,300
Secunet Security Networks AG 4 919
Siemens AG, Registered 590 167,214
*Siemens Energy AG 15 1,858
ΩSiemens Healthineers AG 416 23,321
Siltronic AG 550 33,962
Sixt SE 695 61,125
#*SMA Solar Technology AG 273 8,180
Stabilus SE 841 21,112
STRATEC SE 17 461
Stroeer SE & Co. KGaA 422 18,484
Suedzucker AG 1,943 21,462
Surteco Group SE 4 57
SUSS MicroTec SE 646 20,788
Symrise AG 304 25,186
Takkt AG 76 395
Talanx AG 792 96,441
*TeamViewer SE – –
Technotrans SE 16 657
thyssenkrupp AG 11,698 122,543
*Tkms AG& Co. KGaA 584 55,104
*TUI AG 8,445 71,954
United Internet AG 2,213 68,300
Verbio SE 618 10,970
Volkswagen AG, Registered,
Class R 160 16,870
Vossloh AG 283 25,837
Wacker Chemie AG 270 21,331
Wacker Neuson SE 1,739 37,895
Washtec AG 47 2,240
*Westwing Group SE 39 518
Wuestenrot &
Wuerttembergische AG 759 12,387
Ω*Zalando SE 2,657 74,398
Zeal Network SE 10 561
TOTAL GERMANY 9,299,878
HONG KONG — (1.8%)
AIA Group, Ltd. 22,000 213,569
Bank of East Asia, Ltd. (The) 17,182 29,624
BOC Hong Kong Holdings, Ltd. 16,000 78,598
Bright Smart Securities &
Commodities Group, Ltd. 50,000 62,595
ΩBudweiser Brewing Co.
APAC, Ltd. 6,200 6,286
Cathay Pacific Airways, Ltd. 7,000 9,970
Chinese Estates Holdings, Ltd. 1,500 253
Chow Sang Sang Holdings
International, Ltd. 13,000 23,300
CITIC Telecom International
Holdings, Ltd. 138,000 43,856
CK Asset Holdings, Ltd. 16,500 81,606
CK Hutchison Holdings, Ltd. 4,000 26,505
CK Infrastructure Holdings,
Ltd. 2,000 13,008
CK Life Sciences Int'l
Holdings, Inc. 2,000 232

Dimensional International Vector Equity ETF
continued
Shares Value †
HONG KONG — (Continued)
C-Mer Medical Holdings, Ltd. 2,000 $ 468
ΩCrystal International Group,
Ltd. 7,000 6,133
CTF Services, Ltd. 11,000 11,888
Dah Sing Banking Group, Ltd. 10,800 15,285
Dah Sing Financial Holdings,
Ltd. 4,400 20,346
*Deep Source Holdings, Ltd. 60,000 5,867
EC Healthcare 4,000 335
Emperor Watch & Jewellery,
Ltd. 10,000 360
First Pacific Co., Ltd. 66,000 53,244
Ω*FIT Hon Teng, Ltd. 29,000 21,753
Galaxy Entertainment Group,
Ltd. 8,000 39,855
Giordano International, Ltd. 12,000 2,285
Great Eagle Holdings, Ltd. 1,000 1,873
#Guotai Junan International
Holdings, Ltd. 196,000 96,081
Hang Lung Group, Ltd. 18,000 34,299
Hang Lung Properties, Ltd. 79,234 88,183
Hang Seng Bank, Ltd. 200 3,901
Henderson Land Development
Co., Ltd. 8,000 28,080
*HKR International, Ltd. 800 112
HKT Trust & HKT, Ltd., Class
SS 36,000 52,480
Hong Kong & China Gas Co.,
Ltd. 29,000 26,977
Hong Kong Exchanges &
Clearing, Ltd. 3,200 174,406
Hong Kong Technology
Venture Co., Ltd. 5,000 920
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,500 1,185
Ω*Honma Golf, Ltd. 500 214
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 46,000 6,451
IGG, Inc. 23,000 11,541
ΩImpro Precision Industries,
Ltd. 3,000 1,930
Johnson Electric Holdings, Ltd. 6,500 30,559
Kerry Properties, Ltd. 4,500 11,325
KLN Logistics Group, Ltd. 14,500 13,395
Kowloon Development Co.,
Ltd. 1,000 486
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 66 4
Luk Fook Holdings
International, Ltd. 13,000 41,615
Man Wah Holdings, Ltd. 49,200 30,005
*Melco International
Development, Ltd. 6,000 3,605
MGM China Holdings, Ltd. 2,800 5,361
Modern Dental Group, Ltd. 1,000 672
*Mongolian Mining Corp. 15,000 21,886
NagaCorp, Ltd. 4,000 2,681
Shares Value †
HONG KONG — (Continued)
#*New World Development
Co., Ltd. 43,000 $ 39,779
Oriental Watch Holdings 2,000 875
Pacific Basin Shipping, Ltd. 147,000 48,608
Pacific Textiles Holdings, Ltd. 3,000 560
PAX Global Technology, Ltd. 31,000 21,259
PCCW, Ltd. 92,000 65,696
Pico Far East Holdings, Ltd. 2,000 674
PRADA SpA 4,900 28,963
Sa Sa International Holdings,
Ltd. 12,000 957
ΩSamsonite Group SA 21,300 44,589
Shangri-La Asia, Ltd. 2,000 1,248
*Shun Tak Holdings, Ltd. 4,000 376
*Sinohope Technology
Holdings, Ltd. 500 293
SITC International Holdings
Co., Ltd. 13,000 47,871
SmarTone
Telecommunications Holdings,
Ltd. 4,000 2,486
Stella International Holdings,
Ltd. 18,500 39,322
SUNeVision Holdings, Ltd. 14,000 10,880
Swire Pacific, Ltd., Class A 500 4,130
Tai Hing Group Holdings, Ltd. 6,000 865
Techtronic Industries Co., Ltd. 2,000 23,365
*Television Broadcasts, Ltd. 13,500 5,749
Texhong International Group,
Ltd. 9,000 5,280
*Tongda Group Holdings, Ltd. 200 119
Transport International
Holdings, Ltd. 846 1,164
United Laboratories
International Holdings, Ltd.
(The) 24,000 38,815
*Unity Group Holdings
International, Ltd. 2,000 102
Vitasoy International Holdings,
Ltd. 22,000 21,512
VSTECS Holdings, Ltd. 32,000 39,690
VTech Holdings, Ltd. 3,900 31,838
ΩWH Group, Ltd. 102,500 98,383
Xinyi Glass Holdings, Ltd. 27,699 32,395
Yue Yuen Industrial Holdings,
Ltd. 12,000 22,017
#*Yunfeng Financial Group,
Ltd. 6,000 3,227
TOTAL HONG KONG 2,140,535
IRELAND — (0.4%)
AIB Group PLC 18,088 166,704
Bank of Ireland Group PLC 10,795 176,739
Cairn Homes PLC 17,921 39,880
Dalata Hotel Group PLC 4,801 35,686
FBD Holdings PLC 335 5,607
Glanbia PLC 1,495 25,331
Irish Continental Group PLC 1,723 11,415
Kerry Group PLC, Class A 4 365
Kingspan Group PLC 1,062 79,552

Dimensional International Vector Equity ETF
continued
Shares Value †
IRELAND — (Continued)
*Permanent TSB Group
Holdings PLC 1,907 $ 6,383
TOTAL IRELAND 547,662
ISRAEL — (0.9%)
*Abra Information
Technologies, Ltd. 176 238
Amos Luzon Development and
Energy Group, Ltd. 268 305
Arad, Ltd. 28 449
*Ashdod Refinery, Ltd. 24 407
Ashtrom Group, Ltd. 56 1,282
Automatic Bank Services, Ltd. 44 306
Bank Hapoalim BM 5,273 107,430
Bank Leumi Le-Israel BM,
Class IS 5,505 112,208
*Bet Shemesh Engines
Holdings 1997, Ltd. 144 29,847
Bezeq The Israeli
Telecommunication Corp., Ltd. 11,205 22,970
Carasso Motors, Ltd. 128 1,534
*Cellcom Israel, Ltd. 4,007 41,853
Clal Insurance Enterprises
Holdings, Ltd., Registered 1,200 67,150
Danel Adir Yeoshua, Ltd. 60 8,315
Delek Group, Ltd. 136 35,791
Delta Galil, Ltd. 69 3,855
Delta Israel Brands, Ltd. 8 259
Diplomat Holdings, Ltd. 24 381
*Doral Group Renewable
Energy Resources, Ltd. 719 5,159
*El Al Israel Airlines 1,378 5,738
Electra Consumer Products
1970, Ltd. 34 1,179
Electra, Ltd. 400 12,710
*Equital, Ltd. 91 4,357
*Fattal Holdings 1998, Ltd. 88 15,990
First International Bank Of
Israel, Ltd. (The) 709 51,200
FMS Enterprises Migun, Ltd. 4 231
Formula Systems 1985, Ltd. 21 3,033
Fox Wizel, Ltd. 249 28,755
*Gilat Satellite Networks, Ltd. 1,728 24,830
*Hagag Group Real Estate
Development 60 431
Hamat Group, Ltd. 32 154
Harel Insurance Investments &
Financial Services, Ltd. 791 27,710
Hilan, Ltd. 55 4,339
ICL Group, Ltd. 3,357 22,066
IDI Insurance Co., Ltd. 244 14,516
Ilex Medical, Ltd. 12 241
Inrom Construction Industries,
Ltd. 2,178 16,210
Israel Discount Bank, Ltd.,
Class A 528 5,296
Isras Investment Co., Ltd. 5 1,402
Issta, Ltd. 378 12,359
Kenon Holdings, Ltd. 4 209
Shares Value †
ISRAEL — (Continued)
Land Development Nimrodi
Group, Ltd. 40 $ 459
M Yochananof & Sons, Ltd. 11 929
Magic Software Enterprises,
Ltd. 64 1,323
*Malam - Team, Ltd. 16 688
Matrix IT, Ltd. 101 3,737
Max Stock, Ltd. 342 2,459
Mediterranean Towers, Ltd. 2,997 13,271
Meitav Investment House, Ltd. 92 2,889
Menora Mivtachim Holdings,
Ltd. 54 5,410
*Meshek Energy Renewable
Energies, Ltd. 508 1,030
Meshulam Levinstein
Contracting & Engineering,
Ltd. 12 1,809
Migdal Insurance & Financial
Holdings, Ltd. 1,532 5,508
Mizrahi Tefahot Bank, Ltd. 332 21,649
Naphtha Israel Petroleum
Corp., Ltd. 36 302
Neto Malinda Trading, Ltd. 9 395
Next Vision Stabilized
Systems, Ltd. 1,088 47,810
Novolog, Ltd. 700 273
Oil Refineries, Ltd. 91,296 26,708
One Software Technologies,
Ltd. 192 5,167
Palram Industries 1990, Ltd. 101 2,330
Partner Communications Co.,
Ltd. 1,223 12,188
Paz Retail And Energy, Ltd. 182 38,981
*Perion Network, Ltd. 1,131 10,569
Phoenix Financial, Ltd. 1,841 71,056
Prashkovsky Investments and
Construction, Ltd. 50 2,558
Qualitau, Ltd. 43 6,607
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 192 18,072
*Rani Zim Shopping Centers,
Ltd. 160 284
Retailors, Ltd. 24 426
Scope Metals Group, Ltd. 43 2,073
*Shikun & Binui, Ltd. 217 1,210
Shufersal, Ltd. 1,741 21,721
Strauss Group, Ltd. 35 989
ΩTamar Petroleum, Ltd. 189 2,346
Tel Aviv Stock Exchange, Ltd. 1,181 27,582
Telsys, Ltd. 8 484
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 3,476 71,188
Tiv Taam Holdings 1, Ltd. 152 411
*Veridis Environment, Ltd. 64 636
Victory Supermarket Chain,
Ltd. 16 225
YD More Investments, Ltd. 48 657
TOTAL ISRAEL 1,127,104

Dimensional International Vector Equity ETF
continued
Shares Value †
ITALY — (3.2%)
A2A SpA 41,378 $ 120,638
ACEA SpA 655 15,891
#Amplifon SpA 360 6,149
*Aquafil SpA 45 99
Ariston Holding NV, Class B 295 1,226
Arnoldo Mondadori Editore
SpA 3,672 8,837
Ascopiave SpA 1,125 4,181
Azimut Holding SpA 1,436 56,187
B&C Speakers SpA 4 70
Banca Generali SpA 703 39,759
Banca IFIS SpA 1,171 30,275
Banca Mediolanum SpA 2,163 43,465
Banca Monte dei Paschi di
Siena SpA 18,666 163,392
Banca Profilo SpA 676 125
Ω*Banca Sistema SpA 112 203
Banco BPM SpA, Class R 23,167 337,050
Banco di Desio e della Brianza
SpA 428 3,917
#BasicNet SpA 180 1,431
Biesse SpA 20 131
BPER Banca SPA 14,940 178,559
Brembo NV 2,261 24,387
#Brunello Cucinelli SpA 410 41,521
Buzzi SpA 843 50,742
*Cairo Communication SpA 1,668 5,545
Cembre SpA 10 729
Cementir Holding NV 1,020 18,813
*CIR SpA-Compagnie
Industriali 12,812 10,218
Credito Emiliano SpA 1,611 25,511
d'Amico International Shipping
SA 1,499 7,768
Danieli & C Officine
Meccaniche SpA 2,342 89,852
Danieli & C Officine
Meccaniche SpA 127 6,875
#*Digital Bros SpA 4 55
Digital Value SpA 76 2,522
Ω*doValue SpA 1,184 3,698
Emak SpA 184 217
ΩEnav SpA 3,495 18,282
Enel SpA 23,982 242,809
Eni SpA, Class B 15,688 288,700
ERG SpA 1,067 27,537
Esprinet SpA 1,506 10,082
Ferrari NV, ADR 242 97,756
Ferretti SpA 1,310 4,303
Fiera Milano SpA 74 671
Fila SpA 116 1,273
*Fincantieri SpA 464 11,911
FinecoBank Banca Fineco SpA 3,975 90,887
FNM SpA 460 241
GPI SpA 126 2,472
Hera SpA 20,818 93,470
IMMSI SpA 520 346
Intercos SpA 60 817
Intesa Sanpaolo SpA 18,896 121,611
Shares Value †
ITALY — (Continued)
Italmobiliare SpA 40 $ 1,505
Iveco Group NV 4,370 93,009
Lottomatica Group Spa 443 10,932
Maire SpA 2,538 38,492
MARR SpA 18 191
MFE MediaForEurope NV,
Class A 3,403 12,302
MFE-MediaForEurope NV,
Class A 12,406 43,959
MFE-MediaForEurope NV,
Class B 66 308
Moltiply Group SpA 8 435
Moncler SpA 1,037 62,239
ΩNexi SpA 7,852 41,381
Orsero SpA 130 2,725
ΩOVS SpA 6,385 32,220
Pharmanutra SpA 54 2,886
#Piaggio & C SpA 3,488 7,943
ΩPirelli & C SpA 6,064 42,526
ΩPoste Italiane SpA 2,123 51,188
Prysmian SpA 371 38,462
ΩRAI Way SpA 1,898 13,013
Recordati Industria Chimica e
Farmaceutica SpA 584 34,714
Reply SpA 199 27,930
Rizzoli Corriere Della Sera
Mediagroup SpA 835 993
*Safilo Group SpA 2,126 4,157
Saipem SpA 27,045 70,422
*Salvatore Ferragamo SpA 235 1,893
Sanlorenzo SpA 378 14,790
*Seri Industrial SpA 52 158
Sesa SpA 79 7,349
Snam SpA 84 519
Sogefi SpA 2,247 9,077
SOL SpA 145 8,502
#Stellantis NV, ADR 2,826 28,656
ΩTechnogym SpA 3,341 60,542
*Telecom Italia SpA 367,043 216,565
*Telecom Italia SpA 113,427 75,435
#Tenaris SA, Sponsored ADR 1,150 45,770
*TREVI - Finanziaria
Industriale SpA 2,011 1,014
TXT e-solutions SpA 46 1,757
UniCredit SpA 2,936 216,981
Unipol Assicurazioni SpA 5,893 128,994
Webuild SpA 8,882 35,860
Wiit SpA 197 4,484
TOTAL ITALY 3,805,484
JAPAN — (23.0%)
77 Bank, Ltd. (The) 100 4,294
A&D HOLON Holdings Co.,
Ltd. 1,900 25,000
ABC-Mart, Inc. 900 15,443
AD Works Group Co., Ltd. 1,100 3,392
ADEKA Corp. 5,300 120,343
Advan Group Co., Ltd. 100 560
Advantest Corp. 2,500 375,434

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Aeon Co., Ltd. 12,500 $ 197,941
Aeon Hokkaido Corp. 400 2,256
AGC, Inc. 200 6,257
Ahresty Corp. 200 1,044
Aica Kogyo Co., Ltd. 1,700 40,057
Aichi Financial Group, Inc. 1,700 43,864
Aida Engineering, Ltd. 3,500 20,970
Ain Holdings, Inc. 400 16,776
Air Water, Inc. 2,400 33,572
Airman Corp. 100 1,250
Airport Facilities Co., Ltd. 200 1,337
Aisan Industry Co., Ltd. 2,000 27,211
Aisin Corp. 1,700 30,617
Ajinomoto Co., Inc. 1,400 39,740
*Akebono Brake Industry Co.,
Ltd. 2,000 1,493
Alconix Corp. 300 4,222
Alfresa Holdings Corp. 2,000 28,256
#Allied Telesis Holdings KK,
Class B 200 283
Alps Alpine Co., Ltd.,
Registered 3,600 45,475
ALSOK Co., Ltd. 3,700 25,302
Amada Co., Ltd. 4,200 50,246
Amano Corp. 100 2,657
Amvis Holdings, Inc. 1,400 4,762
and ST HD Co., Ltd., Class B 700 11,837
Anest Iwata Corp. 200 1,972
Anicom Holdings, Inc., Class B 2,100 10,851
Anycolor, Inc. 700 27,445
AOKI Holdings, Inc. 1,900 20,510
Aoyama Trading Co., Ltd. 5,000 74,000
Aoyama Zaisan Networks Co.,
Ltd. 100 1,305
Aozora Bank, Ltd., Class A 2,900 41,517
Arata Corp. 600 11,704
ARCLANDS Corp. 5,800 65,961
Arcs Co., Ltd. 100 2,035
ARE Holdings, Inc. 700 11,141
Arisawa Manufacturing Co.,
Ltd. 400 4,227
Artience Co., Ltd. 700 14,290
As One Corp. 1,200 19,618
Asahi Diamond Industrial Co.,
Ltd. 1,600 8,703
Asahi Group Holdings, Ltd. 6,200 66,848
Asahi Kasei Corp. 10,900 83,667
ASAHI YUKIZAI Corp. 600 18,734
Asanuma Corp. 1,300 7,316
Asia Pile Holdings Corp. 200 1,579
Asics Corp. 7,900 202,199
ASKUL Corp. 2,400 21,873
Astellas Pharma, Inc. 19,900 208,423
Astena Holdings Co., Ltd. 300 911
Autobacs Seven Co., Ltd. 3,100 31,009
Awa Bank, Ltd. (The) 100 2,363
Axial Retailing, Inc. 2,200 15,552
Azbil Corp. 1,300 12,848
Shares Value †
JAPAN — (Continued)
AZ-COM MARUWA Holdings,
Inc. 2,300 $ 15,348
Bandai Namco Holdings, Inc. 1,400 43,639
Bando Chemical Industries,
Ltd. 200 2,516
Bank of the Ryukyus, Ltd. 200 1,954
BayCurrent, Inc. 800 36,688
Bell System24 Holdings, Inc. 2,100 18,048
Belluna Co., Ltd. 5,400 35,648
Bic Camera, Inc. 3,500 35,362
BIPROGY, Inc. 100 4,048
Bridgestone Corp. 1,000 43,906
Brother Industries, Ltd. 3,400 58,033
Bunka Shutter Co., Ltd. 1,800 23,777
Calbee, Inc. 1,300 24,185
Canon Marketing Japan, Inc. 700 29,194
Canon, Inc. 1,300 37,408
Capcom Co., Ltd. 1,800 47,134
#Carlit Co., Ltd. 100 995
CCI Group, Inc. 6,000 25,666
Celsys, Inc. 2,700 28,778
Central Glass Co., Ltd. 600 12,541
#Change Holdings, Inc. 100 735
Chiba Bank, Ltd. (The) 3,300 32,249
Chiba Kogyo Bank, Ltd. (The) 1,000 10,444
Chubu Shiryo Co., Ltd. 100 1,040
Chugai Pharmaceutical Co.,
Ltd. 3,400 155,572
Chugin Financial Group, Inc. 3,300 46,055
Chugoku Marine Paints, Ltd. 1,600 42,998
Citizen Watch Co., Ltd. 4,300 29,922
CKD Corp. 1,400 30,126
CMK Corp. 9,900 25,834
Coca-Cola Bottlers Japan
Holdings, Inc. 1,200 19,189
COMSYS Holdings Corp. 100 2,527
Cosel Co., Ltd. 100 798
Cosmo Energy Holdings Co.,
Ltd. 1,600 36,538
*Cover Corp. 2,900 34,449
Create Restaurants Holdings,
Inc. 700 3,340
Create SD Holdings Co., Ltd. 500 10,370
Cresco, Ltd. 300 3,164
CTI Engineering Co., Ltd. 600 11,053
CTS Co., Ltd. 100 577
Curves Holdings Co., Ltd. 1,200 5,663
Dai Nippon Printing Co., Ltd. 2,900 48,558
Dai Nippon Toryo Co., Ltd. 100 824
Daicel Corp. 9,900 85,373
Daido Metal Co., Ltd. 500 3,398
Daido Steel Co., Ltd. 6,100 57,870
Daifuku Co., Ltd. 3,100 99,165
Daihatsu Infinearth Mfg Co.,
Ltd. 100 1,996
Daiichi Jitsugyo Co., Ltd. 100 1,697
Dai-ichi Life Holdings, Inc. 12,300 86,628
Daiichikosho Co., Ltd. 2,600 26,607

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Daiki Aluminium Industry Co.,
Ltd. 1,600 $ 11,705
Daikin Industries, Ltd. 300 35,004
Daikyonishikawa Corp. 500 2,369
Daio Paper Corp. 6,800 35,886
Daishi Hokuetsu Financial
Group, Inc. 600 5,795
Daishinku Corp. 200 754
Daito Trust Construction Co.,
Ltd. 2,000 37,344
Daiwa House Industry Co., Ltd. 3,400 115,492
Daiwa Securities Group, Inc. 3,000 23,164
Daiwabo Holdings Co., Ltd. 2,000 37,454
DCM Holdings Co., Ltd. 1,100 10,211
Dear Life Co., Ltd. 100 717
Denka Co., Ltd. 3,000 43,611
Denso Corp. 2,200 30,868
Dentsu Group, Inc. 1,200 23,711
Dentsu Soken, Inc. 500 24,796
Dexerials Corp. 7,400 119,991
DIC Corp. 900 21,218
Disco Corp. 100 33,501
DMG Mori Co., Ltd. 1,200 18,695
Doutor Nichires Holdings Co.,
Ltd. 1,100 17,165
Dowa Holdings Co., Ltd. 700 25,445
DTS Corp. 400 3,339
Duskin Co., Ltd. 500 12,064
Eagle Industry Co., Ltd. 1,200 21,296
Ebara Corp. 5,300 142,120
EDION Corp. 200 2,633
Ehime Bank, Ltd. (The) 100 811
Elan Corp. 100 508
Elecom Co., Ltd. 100 1,171
ENEOS Holdings, Inc. 26,100 164,812
ES-Con Japan, Ltd. 400 2,599
Exedy Corp. 100 3,369
EXEO Group, Inc. 9,800 141,413
Ezaki Glico Co., Ltd. 400 12,772
Fast Retailing Co., Ltd. 200 73,558
Feed One Co., Ltd. 300 1,982
Ferrotec Corp. 3,500 115,186
Fintech Global, Inc. 5,700 3,774
First Bank of Toyama, Ltd.
(The) 4,600 43,505
Food & Life Cos., Ltd. 3,300 160,978
Foster Electric Co., Ltd. 100 1,736
France Bed Holdings Co., Ltd. 100 856
Freebit Co., Ltd. 100 1,031
Fuji Corp. 1,400 27,240
Fuji Electric Co., Ltd. 700 50,255
Fuji Oil Co., Ltd. 3,400 10,505
Fuji Seal International, Inc. 1,400 24,664
FUJIFILM Holdings Corp. 200 4,648
Fujikura Composites, Inc. 100 1,256
Fujikura, Ltd. 3,300 453,481
Fujitsu, Ltd. 7,300 191,012
Fukuda Denshi Co., Ltd. 400 18,123
Fukuoka Financial Group, Inc. 100 2,911
Shares Value †
JAPAN — (Continued)
Fukuyama Transporting Co.,
Ltd. 500 $ 12,414
FULLCAST Holdings Co., Ltd. 100 1,098
Funai Soken Holdings, Inc. 1,500 23,651
Furukawa Co., Ltd. 200 3,953
Furukawa Electric Co., Ltd. 2,700 192,788
Furuno Electric Co., Ltd. 900 52,403
Furyu Corp. 100 678
Fuso Chemical Co., Ltd. 900 29,911
Futaba Industrial Co., Ltd. 1,200 7,361
Future Corp. 100 1,412
Gakken Holdings Co., Ltd. 100 667
Galilei Co., Ltd. 500 11,652
Genky DrugStores Co., Ltd. 600 19,980
Geo Holdings Corp. 600 6,290
GLOBERIDE, Inc. 100 1,515
Glory, Ltd. 1,200 28,735
GMO Financial Holdings, Inc. 4,800 28,042
GS Yuasa Corp. 1,200 33,635
G-Tekt Corp. 100 1,287
Gunma Bank, Ltd. (The) 6,400 66,511
Gunze, Ltd. 900 22,200
H.U. Group Holdings, Inc. 100 2,441
H2O Retailing Corp. 1,200 16,268
Hachijuni Bank, Ltd. (The) 4,900 49,412
Hakuhodo DY Holdings, Inc. 4,300 31,122
Halows Co., Ltd. 100 2,840
Hamakyorex Co., Ltd. 1,200 11,926
Hamamatsu Photonics KK 3,100 34,822
Hankyu Hanshin Holdings, Inc. 700 18,793
Hanwa Co., Ltd. 400 16,721
Happinet Corp. 100 4,083
Haseko Corp. 3,300 53,338
Hazama Ando Corp. 7,900 88,561
Heiwa Corp. 700 9,106
Heiwado Co., Ltd. 1,300 23,932
Hiday Hidaka Corp. 1,800 38,441
Hirogin Holdings, Inc. 6,400 59,823
Hirose Electric Co., Ltd. 200 26,874
HIS Co., Ltd. 500 4,248
Hitachi Construction Machinery
Co., Ltd. 1,200 39,189
Hitachi, Ltd. 11,200 386,626
Hokko Chemical Industry Co.,
Ltd. 100 1,054
#Hokuetsu Corp. 100 532
Hokuhoku Financial Group,
Inc. 3,300 80,950
Honda Motor Co., Ltd. 6,900 69,871
H-One Co., Ltd. 200 1,741
Honeys Holdings Co., Ltd. 100 962
Hoosiers Holdings Co., Ltd. 400 3,282
Horiba, Ltd. 300 27,974
House Foods Group, Inc. 1,900 35,606
Hoya Corp. 100 16,283
#Hulic Co., Ltd. 4,900 50,573
Hyakugo Bank, Ltd. (The) 6,000 37,195
Hyakujushi Bank, Ltd. (The) 1,500 52,579

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Ibiden Co., Ltd. 2,500 $ 237,172
Ichinen Holdings Co., Ltd. 100 1,308
Ichiyoshi Securities Co., Ltd. 200 1,103
Idec Corp. 200 3,052
Idemitsu Kosan Co., Ltd. 7,200 50,078
IDOM, Inc. 9,500 71,163
Iida Group Holdings Co., Ltd. 100 1,534
Iino Kaiun Kaisha, Ltd. 5,900 48,141
Inaba Denki Sangyo Co., Ltd. 100 2,949
Inabata & Co., Ltd. 600 13,456
INFRONEER Holdings, Inc. 7,700 82,620
Inpex Corp. 14,100 260,025
Insource Co., Ltd. 300 1,702
Internet Initiative Japan, Inc. 500 9,027
Iriso Electronics Co., Ltd. 1,200 24,147
Isetan Mitsukoshi Holdings,
Ltd. 1,900 29,902
Ishihara Sangyo Kaisha, Ltd. 1,600 24,687
#Istyle, Inc. 600 1,753
Isuzu Motors, Ltd. 8,400 103,327
Ito En, Ltd. 1,100 22,663
ITOCHU Corp. 200 11,595
Itochu Enex Co., Ltd. 1,200 14,185
Itoham Yonekyu Holdings, Inc. 700 25,037
#Itoki Corp. 600 9,706
IwaiCosmo Holdings, Inc. 100 1,833
Iwatani Corp. 3,900 40,670
Iyogin Holdings, Inc. 1,100 17,187
Izumi Co., Ltd. 800 14,935
J Front Retailing Co., Ltd. 7,000 105,508
J Trust Co., Ltd. 2,400 6,325
JAC Recruitment Co., Ltd. 400 2,638
#JALCO Holdings, Inc. 4,400 9,796
Japan Airlines Co., Ltd. 1,500 27,049
Japan Airport Terminal Co.,
Ltd. 1,000 31,132
Japan Aviation Electronics
Industry, Ltd. 1,700 25,458
Japan Cash Machine Co., Ltd. 100 649
*Japan Communications, Inc. 1,300 1,266
Japan Elevator Service
Holdings Co., Ltd. 2,400 28,315
Japan Exchange Group, Inc. 7,000 78,586
Japan Investment Adviser Co.,
Ltd. 100 1,151
Japan Lifeline Co., Ltd. 3,200 30,410
Japan Material Co., Ltd. 600 7,532
Japan Post Holdings Co., Ltd. 4,600 43,192
Japan Post Insurance Co., Ltd. 100 2,591
Japan Pulp & Paper Co., Ltd. 1,700 7,989
Japan Tobacco, Inc. 2,800 97,511
Japan Transcity Corp. 300 2,238
Japan Wool Textile Co., Ltd.
(The) 1,400 14,795
JDC Corp. 4,600 16,064
Jeol, Ltd. 900 30,390
JFE Holdings, Inc. 4,900 56,250
JINUSHI Co., Ltd. 2,300 43,296
JMS Co., Ltd. 200 558
Shares Value †
JAPAN — (Continued)
Joshin Denki Co., Ltd. 100 $ 1,734
Joyful Honda Co., Ltd. 800 10,594
JP-Holdings, Inc. 7,600 29,353
JTEKT Corp. 3,900 39,227
*Juki Corp. 2,300 6,614
JVCKenwood Corp. 5,400 43,412
Kaga Electronics Co., Ltd. 600 13,924
Kagome Co., Ltd. 1,800 31,086
Kakaku.com, Inc. 200 3,569
Kamei Corp. 500 9,471
Kamigumi Co., Ltd. 100 3,003
Kanadevia Corp. 9,200 68,378
Kanamoto Co., Ltd. 2,300 53,672
Kandenko Co., Ltd. 100 3,062
Kaneka Corp. 500 13,820
Kanematsu Corp. 1,000 20,272
Kansai Paint Co., Ltd. 1,400 22,483
Kanto Denka Kogyo Co., Ltd. 1,300 8,793
Kao Corp. 700 29,626
Katitas Co., Ltd. 1,300 21,172
Kato Sangyo Co., Ltd. 400 15,371
Kawasaki Heavy Industries,
Ltd. 1,100 88,540
KDDI Corp. 15,500 247,660
Keihan Holdings Co., Ltd. 4,200 85,088
Keiyo Bank, Ltd. (The) 3,600 30,379
KH Neochem Co., Ltd. 1,900 34,027
Kirin Holdings Co., Ltd. 2,100 29,505
Kitanotatsujin Corp. 6,000 5,297
Kitz Corp. 7,100 79,777
Kiyo Bank, Ltd. (The) 200 3,895
KOA Corp. 2,100 18,743
Koatsu Gas Kogyo Co., Ltd. 200 1,335
Kobe Bussan Co., Ltd. 1,200 27,863
Kobe Steel, Ltd. 4,700 55,419
Kohnan Shoji Co., Ltd. 900 21,820
Koito Manufacturing Co., Ltd. 3,200 47,848
Kokusai Electric Corp. 300 11,045
Komatsu, Ltd., Class R 3,300 110,660
KOMEDA Holdings Co., Ltd. 1,600 30,161
Komeri Co., Ltd. 600 12,502
Konami Group Corp. 300 50,125
Kondotec, Inc. 100 1,091
Konica Minolta, Inc. 14,900 51,300
Konishi Co., Ltd. 2,100 16,849
Konoike Transport Co., Ltd. 1,200 24,887
#Koshidaka Holdings Co., Ltd. 500 3,830
Kotobuki Spirits Co., Ltd. 4,700 56,395
KPP Group Holdings Co., Ltd. 6,100 30,212
Krosaki Harima Corp. 100 2,687
K's Holdings Corp. 6,200 61,515
Kubota Corp., Class R 11,300 146,738
Kumagai Gumi Co., Ltd. 400 3,638
Kumiai Chemical Industry Co.,
Ltd. 7,800 34,530
Kurabo Industries, Ltd. 500 22,784
Kuraray Co., Ltd. 1,900 20,627
#Kureha Corp. 100 2,395

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Kurita Water Industries, Ltd. 100 $ 3,803
Kusuri no Aoki Holdings Co.,
Ltd. 3,300 83,670
KYB Corp. 600 15,267
Kyoei Steel, Ltd. 1,700 25,358
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 500 8,383
Kyokuyo Co., Ltd. 700 21,651
Kyorin Pharmaceutical Co.,
Ltd. 300 2,736
Kyoritsu Maintenance Co., Ltd. 700 13,645
Kyosan Electric Manufacturing
Co., Ltd. 500 1,717
Kyoto Financial Group, Inc. 500 10,139
Kyowa Kirin Co., Ltd. 1,800 27,832
Kyushu Financial Group, Inc. 7,900 45,316
LAND Co., Ltd. 9,600 561
Lasertec Corp. 400 73,766
LEC, Inc. 200 1,325
Leopalace21 Corp. 6,100 24,946
Life Corp. 200 3,140
Lifedrink Co., Inc. 1,700 22,147
LIFULL Co., Ltd. 11,300 14,083
Lintec Corp. 600 15,287
Lion Corp. 3,800 37,481
Lixil Corp. 3,400 37,740
LY Corp. 1,600 4,705
M3, Inc. 1,800 25,349
Mabuchi Motor Co., Ltd. 200 3,540
Macnica Holdings, Inc. 4,100 58,524
Maeda Kosen Co., Ltd. 500 6,257
Mandom Corp. 3,200 50,372
Mani, Inc. 3,100 29,681
Marubun Corp. 100 771
Maruha Nichiro Corp. 1,800 40,240
Marui Group Co., Ltd. 300 5,756
Matsui Securities Co., Ltd. 4,000 19,941
MatsukiyoCocokara & Co. 3,000 54,380
Maxell, Ltd. 3,300 47,961
Mazda Motor Corp. 8,200 57,060
McDonald's Holdings Co
Japan, Ltd. 700 27,399
MCJ Co., Ltd. 2,800 26,463
Mebuki Financial Group, Inc. 15,800 98,653
Medipal Holdings Corp. 1,200 19,551
Megmilk Snow Brand Co., Ltd. 1,500 27,497
Meidensha Corp. 100 3,979
MEIJI Holdings Co., Ltd. 2,100 40,390
Meiko Electronics Co., Ltd. 100 6,628
MEITEC Group Holdings, Inc. 100 2,052
Meiwa Corp. 100 515
Menicon Co., Ltd. 5,300 41,353
*Mercari, Inc. 2,000 29,619
METAWATER Co., Ltd. 2,100 45,120
#Mie Kotsu Group Holdings,
Inc. 3,000 10,477
Mikuni Corp. 300 750
MINEBEA MITSUMI, Inc. 3,300 65,462
MIRAIT ONE Corp. 1,000 19,418
Shares Value †
JAPAN — (Continued)
Mirarth Holdings, Inc. 4,300 $ 10,607
MISUMI Group, Inc. 700 10,960
Mitani Corp. 100 1,506
Mitsuba Corp. 400 2,443
Mitsubishi Chemical Group
Corp. 12,400 64,884
Mitsubishi Corp. 800 19,276
Mitsubishi Electric Corp. 4,400 123,299
Mitsubishi Estate Co., Ltd. 300 6,356
Mitsubishi Gas Chemical Co.,
Inc. 200 3,709
Mitsubishi Heavy Industries,
Ltd. 300 9,061
Mitsubishi Logisnext Co., Ltd. 100 999
Mitsubishi Logistics Corp. 700 5,085
Mitsubishi Materials Corp. 6,200 119,529
Mitsubishi Motors Corp. 15,900 38,920
Mitsubishi Pencil Co., Ltd. 200 2,659
Mitsubishi UFJ Financial
Group, Inc. 16,400 248,041
Mitsui Chemicals, Inc. 900 21,306
Mitsui E&S Co., Ltd. 5,500 225,134
Mitsui Fudosan Co., Ltd. 200 2,079
Mitsui High-Tec, Inc. 6,400 32,072
Mitsui Kinzoku Co., Ltd. 300 30,690
Mitsui-Soko Holdings Co., Ltd. 400 10,505
Mitsuuroko Group Holdings
Co., Ltd. 100 1,368
Miura Co., Ltd. 600 11,651
Mizuho Financial Group, Inc. 4,900 163,773
Monogatari Corp. (The) 800 20,019
Morinaga & Co., Ltd. 500 8,619
Morinaga Milk Industry Co.,
Ltd. 4,400 94,880
Morita Holdings Corp. 1,000 15,150
MS&AD Insurance Group
Holdings, Inc. 3,300 68,247
m-up Holdings, Inc. 5,300 66,467
Murata Manufacturing Co., Ltd. 400 8,807
Musashi Seimitsu Industry
Co., Ltd. 200 4,531
Musashino Bank, Ltd. (The) 100 2,694
Nabtesco Corp. 100 2,513
Nagase & Co., Ltd. 1,000 21,882
Nakabayashi Co., Ltd. 100 374
Nakanishi, Inc. 1,200 15,914
Namura Shipbuilding Co., Ltd. 4,700 160,170
Nanto Bank, Ltd. (The) 100 3,330
NEC Corp. 100 3,647
#Nextage Co., Ltd. 1,000 15,079
NGK Insulators, Ltd. 3,300 55,823
NH Foods, Ltd. 600 22,122
NHK Spring Co., Ltd. 3,800 71,508
Nichias Corp. 1,100 41,157
Nichicon Corp. 5,600 56,344
Nichiha Corp. 400 7,125
Nichirei Corp. 4,000 47,308
Nichireki Group Co., Ltd. 700 11,023
NIDEC Corp. 1,500 18,334

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Nifco, Inc. 900 $ 26,172
Nihon Flush Co., Ltd. 100 525
Nihon M&A Center Holdings,
Inc. 6,900 32,544
Nihon Nohyaku Co., Ltd. 2,200 12,338
Nikkiso Co., Ltd. 5,100 50,022
Nikko Co., Ltd. 100 497
Nikkon Holdings Co., Ltd. 5,000 112,817
Nikon Corp. 3,400 39,770
Nippn Corp. 200 2,843
Nippon Air Conditioning
Services Co., Ltd. 100 852
*Nippon Chemi-Con Corp. 100 1,013
#Nippon Coke & Engineering
Co., Ltd. 37,900 23,371
#Nippon Concrete Industries
Co., Ltd. 2,500 5,242
Nippon Denko Co., Ltd. 12,300 26,907
Nippon Densetsu Kogyo Co.,
Ltd. 700 13,091
Nippon Electric Glass Co., Ltd. 400 13,502
NIPPON EXPRESS
HOLDINGS, Inc. 3,300 70,196
Nippon Gas Co., Ltd. 200 3,828
Nippon Kayaku Co., Ltd. 5,100 46,662
Nippon Light Metal Holdings
Co., Ltd. 5,100 74,486
Nippon Paint Holdings Co.,
Ltd. 800 5,102
Nippon Paper Industries Co.,
Ltd. 14,200 106,370
Nippon Parking Development
Co., Ltd. 29,700 52,053
Nippon Sanso Holdings Corp. 1,600 53,259
*Nippon Sheet Glass Co., Ltd. 22,600 84,793
Nippon Shinyaku Co., Ltd. 1,200 25,090
Nippon Shokubai Co., Ltd. 1,100 12,767
Nippon Signal Co., Ltd. 600 4,907
Nippon Steel Corp. 16,500 68,151
Nippon Thompson Co., Ltd. 2,800 12,159
Nippon Yakin Kogyo Co., Ltd. 100 2,778
Nipro Corp. 4,300 41,994
Nishi-Nippon Financial
Holdings, Inc. 3,300 56,508
Nishio Holdings Co., Ltd. 800 22,797
Nissan Chemical Corp. 200 6,773
*Nissan Motor Co., Ltd. 6,700 15,374
Nissan Tokyo Sales Holdings
Co., Ltd. 300 979
Nissha Co., Ltd. 2,100 18,293
Nisshin Oillio Group, Ltd. (The) 100 3,304
Nisshin Seifun Group, Inc. 1,100 12,435
Nisshinbo Holdings, Inc. 4,200 33,234
#Nissin Foods Holdings Co.,
Ltd. 100 1,804
Nissui Corp. 14,000 97,420
Niterra Co., Ltd. 400 16,467
Nitori Holdings Co., Ltd. 2,000 32,456
Nitto Denko Corp. 2,600 65,044
Shares Value †
JAPAN — (Continued)
Nitto Kogyo Corp. 1,100 $ 26,383
Nitto Seiko Co., Ltd. 100 447
Nittoc Construction Co., Ltd. 200 1,590
NOF Corp. 200 3,566
Nojima Corp. 4,800 35,489
Nomura Holdings, Inc. 600 4,292
*Nomura Holdings, Inc.,
Sponsored ADR 7,900 56,248
Nomura Real Estate Holdings,
Inc. 5,400 30,811
Nomura Research Institute,
Ltd. 2,100 82,198
Noritake Co., Ltd. 100 3,138
Noritz Corp. 1,600 20,803
North Pacific Bank, Ltd. 6,200 29,057
NPR-RIKEN Corp. 1,200 24,381
NS Solutions Corp. 100 2,525
NSD Co., Ltd. 100 2,140
NSK, Ltd. 17,200 87,019
NTN Corp. 23,300 52,240
*Nxera Pharma Co., Ltd. 400 2,326
Obayashi Corp. 100 1,695
Oenon Holdings, Inc. 300 1,005
Ogaki Kyoritsu Bank, Ltd.
(The) 1,500 35,929
Oiles Corp. 100 1,468
Oji Holdings Corp. 7,900 39,917
Okabe Co., Ltd. 200 1,190
Okamura Corp. 100 1,466
Okasan Securities Group, Inc. 2,900 13,027
Oki Electric Industry Co., Ltd. 10,400 124,688
Okinawa Financial Group, Inc. 100 2,496
OKUMA Corp. 200 4,472
Okumura Corp. 100 3,174
Okuwa Co., Ltd. 300 1,620
Olympus Corp. 5,600 69,048
Omron Corp. 800 22,382
Ono Pharmaceutical Co., Ltd. 1,400 17,053
Onward Holdings Co., Ltd. 18,100 76,016
Open House Group Co., Ltd. 700 33,711
Optex Group Co., Ltd. 2,900 43,917
Optimus Group Co., Ltd. 400 872
Optorun Co., Ltd. 700 7,734
Oracle Corp. 300 27,711
Organo Corp. 500 43,101
Oriental Shiraishi Corp. 9,900 27,312
#OSAKA Titanium
Technologies Co., Ltd. 4,100 70,873
Osaki Electric Co., Ltd. 500 4,060
OSG Corp. 200 2,905
Otsuka Holdings Co., Ltd. 900 48,922
Pacific Industrial Co., Ltd. 1,900 37,986
Pack Corp. (The) 100 780
PAL GROUP Holdings Co.,
Ltd. 200 2,573
PALTAC Corp. 400 11,809
Pan Pacific International
Holdings Corp. 20,000 119,152
Panasonic Holdings Corp. 6,100 71,214

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Paramount Bed Holdings Co.,
Ltd. 1,800 $ 41,303
Park24 Co., Ltd. 400 4,679
Pegasus Co., Ltd. 100 536
Penta-Ocean Construction
Co., Ltd. 4,200 38,563
Persol Holdings Co., Ltd. 29,500 49,002
PHC Holdings Corp. 800 5,240
PILLAR Corp. 500 15,806
Pilot Corp. 100 3,025
Press Kogyo Co., Ltd. 6,300 26,786
Prestige International, Inc. 4,900 21,088
Prima Meat Packers, Ltd. 200 3,213
Procrea Holdings, Inc. 100 1,124
PS Construction Co., Ltd. 100 1,176
QB Net Holdings Co., Ltd. 100 881
Qol Holdings Co., Ltd. 2,400 30,301
Raito Kogyo Co., Ltd. 2,400 50,242
Raiznext Corp. 200 2,489
Raksul, Inc. 5,300 36,399
Rakus Co., Ltd. 600 4,857
*Rakuten Bank, Ltd. 100 5,508
Rakuten Group, Inc. 3,900 25,556
Recruit Holdings Co., Ltd. 2,400 120,082
Relo Group, Inc. 700 7,534
Renesas Electronics Corp. 3,300 40,935
Rengo Co., Ltd. 7,900 48,168
*RENOVA, Inc. 5,700 30,673
Resona Holdings, Inc. 6,700 64,954
Resonac Holdings Corp. 3,300 129,361
Resorttrust, Inc. 8,900 104,971
Restar Corp. 100 1,677
Retail Partners Co., Ltd. 200 1,675
Ricoh Co., Ltd. 3,300 28,361
Riken Technos Corp. 200 1,816
Riken Vitamin Co., Ltd. 100 1,816
Rinnai Corp. 100 2,271
Riso Kyoiku Group Corp. 1,000 1,279
Rohm Co., Ltd., Registered 3,800 61,099
Rorze Corp. 2,600 36,463
Round One Corp. 3,500 25,218
Royal Holdings Co., Ltd. 3,800 63,171
Ryobi, Ltd. 2,700 48,442
Ryohin Keikaku Co., Ltd. 6,700 137,823
Ryoyo Ryosan Holdings, Inc. 500 9,652
S Foods, Inc. 100 1,623
Saizeriya Co., Ltd. 900 29,444
Sakai Moving Service Co., Ltd. 100 1,829
Sakata INX Corp. 1,800 26,628
Sala Corp. 400 2,729
San Holdings, Inc. 100 976
San-A Co., Ltd. 800 13,927
San-Ai Obbli Co., Ltd. 2,100 27,835
Sangetsu Corp. 200 3,914
San-In Godo Bank, Ltd. (The) 3,300 29,025
Sanki Engineering Co., Ltd. 100 3,447
Sanko Gosei, Ltd. 1,600 8,755
Sankyo Co., Ltd. 3,900 67,757
Shares Value †
JAPAN — (Continued)
Sankyu, Inc. 200 $ 10,216
Sanoh Industrial Co., Ltd. 300 1,792
Sanrio Co., Ltd. 100 4,646
Santen Pharmaceutical Co.,
Ltd. 3,100 30,365
Sanwa Holdings Corp. 3,300 90,182
Sanyo Trading Co., Ltd. 100 1,031
Sato Corp. 900 12,794
Sawai Group Holdings Co.,
Ltd. 1,600 19,105
SBI Holdings, Inc. 100 4,488
#SBS Holdings, Inc. 100 2,201
SCREEN Holdings Co., Ltd. 600 57,194
Scroll Corp. 100 712
Sega Sammy Holdings, Inc. 1,700 31,505
Seibu Holdings, Inc. 2,900 102,047
#Seikitokyu Kogyo Co., Ltd. 3,700 35,642
Seiko Epson Corp. 1,300 16,510
Seiko Group Corp. 700 32,307
Seiren Co., Ltd. 900 18,519
Sekisui Chemical Co., Ltd. 4,300 74,665
Sekisui House, Ltd. 1,700 36,537
Senko Group Holdings Co.,
Ltd. 3,900 50,935
Senshu Ikeda Holdings, Inc. 25,200 108,779
Seria Co., Ltd. 100 1,906
Seven & i Holdings Co., Ltd. 10,200 130,169
Seven Bank, Ltd. 10,600 19,479
SG Holdings Co., Ltd. 2,900 26,665
*Sharp Corp. 100 557
Shibaura Machine Co., Ltd. 1,200 33,417
Shibaura Mechatronics Corp. 100 11,859
*SHIFT, Inc. 5,500 38,058
Shiga Bank, Ltd. (The) 100 4,044
Shikoku Bank, Ltd. (The) 800 7,556
Shima Seiki Manufacturing,
Ltd. 3,100 19,982
Shimizu Corp. 3,500 47,108
Shin Nippon Biomedical
Laboratories, Ltd. 100 946
Shinagawa Refra Co., Ltd. 200 2,403
Shin-Etsu Chemical Co., Ltd. 1,500 45,325
Shin-Etsu Polymer Co., Ltd. 500 6,274
Shinko Shoji Co., Ltd. 100 661
Shinmaywa Industries, Ltd. 3,900 50,859
Shinnihon Corp. 100 1,151
Ship Healthcare Holdings, Inc. 3,500 52,334
Shizuoka Financial Group, Inc. 200 2,694
SHO-BOND Holdings Co., Ltd. 400 12,712
Shoei Co., Ltd. 3,300 35,109
Showa Sangyo Co., Ltd. 100 1,910
SIGMAXYZ Holdings, Inc. 200 1,137
Siix Corp. 3,700 33,264
Simplex Holdings, Inc. 600 16,747
Sinfonia Technology Co., Ltd. 100 6,920
Sinko Industries, Ltd. 1,200 10,041
SKY Perfect JSAT Holdings,
Inc. 3,000 29,522
Skylark Holdings Co., Ltd. 3,400 61,531

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
SMS Co., Ltd. 500 $ 4,320
Socionext, Inc. 1,200 27,193
SoftBank Corp. 133,000 188,810
Sojitz Corp. 400 10,635
Solasto Corp. 7,000 22,901
Sompo Holdings, Inc. 3,300 100,850
*Sony Financial Group, Inc. 19,300 19,468
Sony Group Corp. 19,300 542,713
S-Pool, Inc. 800 1,470
SRS Holdings Co., Ltd. 100 745
Star Mica Holdings Co., Ltd. 2,900 21,422
Star Micronics Co., Ltd. 1,600 17,282
Starts Corp., Inc. 100 3,106
Starzen Co., Ltd. 200 1,507
Subaru Corp. 7,100 151,305
Sugi Holdings Co., Ltd. 100 2,160
SUMCO Corp. 2,900 29,696
Sumida Corp. 4,200 30,589
Sumitomo Bakelite Co., Ltd. 900 30,040
Sumitomo Chemical Co., Ltd. 13,800 40,633
Sumitomo Corp. 200 5,824
Sumitomo Electric Industries,
Ltd. 6,800 249,391
#Sumitomo Forestry Co., Ltd. 4,700 49,043
Sumitomo Heavy Industries,
Ltd. 700 18,771
Sumitomo Mitsui Financial
Group, Inc. 1,800 48,641
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,668 27,155
Sumitomo Mitsui Trust Group,
Inc. 3,100 85,139
Sumitomo Osaka Cement Co.,
Ltd. 1,000 25,024
Sumitomo Realty &
Development Co., Ltd. 3,200 136,699
Sumitomo Riko Co., Ltd. 500 8,494
Sumitomo Rubber Industries,
Ltd. 4,300 50,493
Sun Frontier Fudousan Co.,
Ltd. 1,700 25,193
Sundrug Co., Ltd. 100 2,700
#Suntory Beverage & Food,
Ltd. 800 24,210
Suruga Bank, Ltd. 3,300 33,010
Suzuken Co., Ltd. 700 26,604
Suzuki Motor Corp. 5,400 80,901
SWCC Corp. 100 4,881
Sysmex Corp. 1,600 17,936
Systena Corp. 2,400 8,272
T Hasegawa Co., Ltd. 700 12,277
T&D Holdings, Inc. 2,500 53,893
Tachi-S Co., Ltd., Class S 2,700 34,351
Tadano, Ltd. 1,800 12,549
Taiheiyo Cement Corp. 3,200 87,055
Taiyo Holdings Co., Ltd. 100 5,360
Taiyo Yuden Co., Ltd. 1,600 45,708
Takamatsu Construction
Group Co., Ltd. 500 10,986
Shares Value †
JAPAN — (Continued)
Takara Bio, Inc. 600 $ 3,595
Takara Holdings, Inc. 4,900 49,889
Takara Standard Co., Ltd. 200 3,235
Takashimaya Co., Ltd. 3,600 38,616
Takeda Pharmaceutical Co.,
Ltd. 3,400 91,657
Takeuchi Manufacturing Co.,
Ltd. 100 4,135
#Tama Home Co., Ltd. 100 2,347
Tamron Co., Ltd. 100 712
Tamura Corp. 1,100 3,784
Tanseisha Co., Ltd. 3,600 31,103
TDC Soft, Inc. 200 1,753
TDK Corp. 3,000 52,053
TechMatrix Corp. 3,300 46,805
Teijin, Ltd. 6,900 60,443
Terumo Corp. 100 1,617
Tess Holdings Co., Ltd. 1,800 4,078
THK Co., Ltd. 3,200 85,538
TIS, Inc. 2,700 93,152
TOA Corp. 4,300 66,040
TOA ROAD Corp. 500 5,044
Toagosei Co., Ltd. 200 1,986
Tocalo Co., Ltd. 1,700 24,994
Tochigi Bank, Ltd. (The) 3,700 13,210
Toda Corp. 11,100 74,898
Toenec Corp. 1,600 17,396
Toho Bank, Ltd. (The) 6,500 19,240
Toho Titanium Co., Ltd. 5,600 57,579
Tokai Carbon Co., Ltd. 7,100 47,631
Tokai Corp. 100 1,388
TOKAI Holdings Corp. 2,900 19,220
Tokai Rika Co., Ltd. 900 16,229
Tokai Tokyo Financial
Holdings, Inc. 8,300 30,818
Tokio Marine Holdings, Inc. 5,500 206,426
Tokushu Tokai Paper Co., Ltd. 1,100 10,596
Tokuyama Corp. 1,500 37,341
Tokyo Electron, Ltd. 400 88,748
Tokyo Kiraboshi Financial
Group, Inc. 100 4,765
Tokyo Seimitsu Co., Ltd. 400 27,678
Tokyo Tatemono Co., Ltd. 3,300 61,639
Tokyotokeiba Co., Ltd. 700 25,127
Tokyu Construction Co., Ltd. 6,400 43,579
Tokyu Fudosan Holdings Corp. 8,500 68,362
Toli Corp. 5,200 21,063
TOMONY Holdings, Inc. 16,600 73,596
Tomy Co., Ltd. 1,100 22,678
Topre Corp. 1,300 18,936
Toray Industries, Inc. 5,000 30,707
#Toridoll Holdings Corp. 100 2,898
Tosei Corp. 900 19,162
Toshiba TEC Corp. 100 2,025
Tosoh Corp. 5,100 72,831
Totech Corp. 200 4,141
Totetsu Kogyo Co., Ltd. 600 16,494
TOTO, Ltd. 500 12,732

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
TOW Co., Ltd. 200 $ 480
Towa Bank, Ltd. (The) 300 1,809
Towa Pharmaceutical Co., Ltd. 1,400 25,754
Toyo Seikan Group Holdings,
Ltd. 100 2,247
Toyo Tanso Co., Ltd. 800 24,017
Toyo Tire Corp. 4,800 131,641
Toyobo Co., Ltd. 6,600 49,054
Toyoda Gosei Co., Ltd. 1,200 27,863
Toyota Boshoku Corp. 1,000 15,248
Toyota Motor Corp. 28,300 576,453
#Toyota Motor Corp.,
Sponsored ADR 90 18,377
Toyota Tsusho Corp. 2,200 67,362
Traders Holdings Co., Ltd. 100 582
Transaction Co., Ltd. 200 1,327
TRE Holdings Corp. 6,600 66,319
Trend Micro, Inc. 2,100 107,457
Tri Chemical Laboratories, Inc. 400 7,771
Trusco Nakayama Corp. 1,800 28,439
#Tsubaki Nakashima Co., Ltd. 4,400 11,139
Tsubakimoto Chain Co. 1,300 18,244
Tsuburaya Fields Holdings,
Inc. 200 2,820
Tsugami Corp. 1,000 17,773
Tsukishima Holdings Co., Ltd. 400 6,629
Tsukuba Bank, Ltd. 1,800 3,680
Tsumura & Co. 1,200 27,847
Tsurumi Manufacturing Co.,
Ltd. 1,000 12,632
UACJ Corp. 1,200 15,540
UBE Corp. 200 2,946
Uchida Yoko Co., Ltd. 100 6,757
Ulvac, Inc. 1,100 50,154
U-Next Holdings Co., Ltd. 200 2,642
Unicharm Corp. 1,600 9,903
Unipres Corp. 1,400 10,905
United Arrows, Ltd. 2,800 35,042
United Super Markets
Holdings, Inc. 5,700 30,451
*Universal Entertainment Corp. 2,000 11,230
Urbanet Corp. Co., Ltd. 400 1,459
Ushio, Inc. 1,900 31,579
USS Co., Ltd. 4,200 46,402
UT Group Co., Ltd. 1,300 23,198
Valor Holdings Co., Ltd. 1,600 29,330
Vector, Inc. 2,600 19,594
Vertex Corp. 400 3,583
Vision, Inc. 5,600 44,457
*Visional, Inc. 300 20,876
Vital KSK Holdings, Inc. 200 1,615
VT Holdings Co., Ltd. 2,100 6,638
Wacom Co., Ltd. 14,300 77,787
Wakita & Co., Ltd. 1,000 11,522
Welcia Holdings Co., Ltd. 3,400 67,843
World Co., Ltd. 2,600 45,720
#*W-Scope Corp. 11,500 18,886
Xebio Holdings Co., Ltd. 1,500 10,623
Yahagi Construction Co., Ltd. 300 4,251
Shares Value †
JAPAN — (Continued)
YAMABIKO Corp. 1,700 $ 28,503
Yamada Holdings Co., Ltd. 5,600 16,845
Yamae Group Holdings Co.,
Ltd. 600 9,978
Yamagata Bank, Ltd. (The) 100 1,090
Yamaguchi Financial Group,
Inc. 900 10,326
Yamaha Corp. 100 633
Yamaha Motor Co., Ltd. 7,100 51,387
Yamaichi Electronics Co., Ltd. 800 23,810
Yamanashi Chuo Bank, Ltd.
(The) 100 2,132
Yamazaki Baking Co., Ltd. 3,100 60,770
#Yamazen Corp. 600 5,566
Yaskawa Electric Corp. 100 2,756
Yellow Hat, Ltd. 4,100 41,358
Yodoko, Ltd. 2,400 20,268
Yokogawa Bridge Holdings
Corp. 1,900 33,966
Yokogawa Electric Corp. 1,500 45,013
Yokohama Financial Group,
Inc. 3,900 28,379
Yokohama Rubber Co., Ltd.
(The) 300 10,761
Yokorei Co., Ltd. 3,300 26,262
Yokowo Co., Ltd. 100 1,285
Yondenko Corp. 200 1,828
Yonex Co., Ltd. 200 5,154
#Yoshinoya Holdings Co., Ltd. 500 9,873
Yuasa Trading Co., Ltd. 700 22,810
Yukiguni Factory Co., Ltd. 100 668
Yurtec Corp. 2,100 33,915
Zacros Corp. 3,200 21,914
Zenrin Co., Ltd. 500 3,343
Zensho Holdings Co., Ltd. 100 6,235
Zeon Corp. 4,400 45,227
ZERIA Pharmaceutical Co.,
Ltd. 100 1,299
ZIGExN Co., Ltd. 800 2,648
ZOZO, Inc. 3,400 29,430
TOTAL JAPAN 27,539,237
NETHERLANDS — (3.2%)
Aalberts NV, Registered 1,916 60,992
ΩABN AMRO Bank NV, Class
CV 3,326 99,465
Acomo NV 827 22,431
Ω*Adyen NV 27 46,390
Aegon, Ltd., Registered 12,050 91,219
*AFC Ajax NV 8 84
Akzo Nobel NV 1,320 87,512
Ω*Alfen NV 1,065 11,823
Allfunds Group PLC 5,381 40,991
AMG Critical Materials NV 610 20,291
APERAM SA 897 31,329
Arcadis NV 519 24,812
ArcelorMittal SA Sponsored 1,751 66,695
ASM International NV 170 110,272

Dimensional International Vector Equity ETF
continued
Shares Value †
NETHERLANDS — (Continued)
ASML Holding NV, Sponsored
NVDR 674 $ 713,921
ASR Nederland NV, Class B 2,372 158,517
ΩB&S Group Sarl 428 2,934
Ω*Basic-Fit NV 2,541 75,549
BE Semiconductor Industries
NV 32 5,452
Brunel International NV 56 499
*CM.com NV 45 218
Coca-Cola Europacific
Partners PLC 864 77,086
Corbion NV 701 14,289
*Flow Traders, Ltd. 1,695 46,679
ForFarmers NV 1,490 7,215
HAL Trust 318 49,990
Havas NV 20,742 36,306
Heineken NV 909 70,336
IMCD NV 209 21,706
ING Groep NV 4,434 111,157
*InPost SA 3,133 39,488
JDE Peet's NV 1,103 40,204
Kendrion NV 339 5,572
Koninklijke Ahold Delhaize NV 6,560 268,866
Koninklijke BAM Groep NV 8,122 75,511
Koninklijke Heijmans NV 792 56,219
Koninklijke KPN NV 51,831 240,370
Koninklijke Philips NV 2,578 70,639
#Koninklijke Philips NV
Sponsored 2,567 70,131
Koninklijke Vopak NV 1,682 76,257
Nedap NV 102 12,291
NN Group NV 2,886 197,796
OCI NV 440 1,729
PostNL NV 9,205 10,205
*Prosus NV 348 24,072
Randstad NV 1,809 70,969
SBM Offshore NV 2,557 66,109
ΩSignify NV 2,300 55,164
Sligro Food Group NV 608 6,540
TKH Group NV 1,513 67,023
Universal Music Group NV 4,457 119,707
Van Lanschot Kempen NV 736 43,069
Wolters Kluwer NV 596 73,090
TOTAL NETHERLANDS 3,797,181
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 200 1,237
AFT Pharmaceuticals, Ltd. 28 50
Air New Zealand, Ltd. 29,810 10,157
Auckland International Airport,
Ltd. 1,629 7,575
Briscoe Group, Ltd. 48 149
#Channel Infrastructure NZ,
Ltd. 12,611 19,354
Chorus, Ltd. 3,696 19,811
Colonial Motor Co., Ltd. (The) 24 110
Contact Energy, Ltd. 3,799 20,276
EBOS Group, Ltd. 459 7,596
Shares Value †
NEW ZEALAND — (Continued)
Fisher & Paykel Healthcare
Corp., Ltd. 325 $ 6,905
*Fletcher Building, Ltd. 10,860 20,274
Freightways Group, Ltd. 2,178 18,359
Genesis Energy, Ltd. 8,966 12,887
Hallenstein Glasson Holdings,
Ltd. 272 1,534
Heartland Group Holdings, Ltd. 21,257 13,207
Infratil, Ltd. 834 5,903
Mainfreight, Ltd. 391 13,490
Mercury NZ, Ltd. 560 2,078
Meridian Energy, Ltd. 1,098 3,722
Napier Port Holdings, Ltd. 160 316
NZME, Ltd. 348 232
NZX, Ltd. 2,619 2,310
*Oceania Healthcare, Ltd. 11,238 5,084
Port of Tauranga, Ltd. 526 2,368
Restaurant Brands New
Zealand, Ltd. 76 219
*Ryman Healthcare, Ltd. 8,036 13,207
Sanford, Ltd. 124 437
Scales Corp., Ltd. 5,709 19,942
Skellerup Holdings, Ltd. 3,074 9,664
SKY Network Television, Ltd. 1,057 2,173
#*SKYCITY Entertainment
Group, Ltd. 19,499 8,151
Spark New Zealand, Ltd. 11,594 16,266
Summerset Group Holdings,
Ltd. 5,421 36,010
#Tourism Holdings, Ltd. 477 691
TOWER, Ltd. 4,539 4,809
Turners Automotive Group,
Ltd. 200 837
TOTAL NEW ZEALAND 307,390
NORWAY — (0.7%)
2020 Bulkers, Ltd. 516 7,038
AF Gruppen ASA 55 926
Akastor ASA 493 542
Aker ASA, Class A 39 3,034
*Aker BioMarine ASA 20 170
Aker BP ASA 4,202 109,194
Aker Solutions ASA 6,868 18,940
Archer, Ltd. 176 411
Austevoll Seafood ASA 888 8,365
BLUENORD ASA 329 15,057
Bonheur ASA 217 4,730
Borregaard ASA 12 228
Bouvet ASA 1,354 8,619
*BW Energy, Ltd. 287 1,099
Ω#BW LPG, Ltd. 1,201 16,153
ΩBW LPG, Ltd. 162 2,152
BW Offshore, Ltd. 1,602 5,859
*Cadeler A/S 117 544
*Cadeler A/S, ADR 112 2,075
*Cloudberry Clean Energy
ASA 2,046 2,657
DNB Bank ASA 1,440 36,765
DNO ASA 5,312 7,293

Dimensional International Vector Equity ETF
continued
Shares Value †
NORWAY — (Continued)
DOF Group ASA 368 $ 3,306
ΩElkem ASA 3,716 9,800
ΩElmera Group ASA 1,169 3,767
Elopak ASA 198 933
Equinor ASA 4,318 103,288
Equinor ASA, Sponsored ADR 137 3,283
ΩEuropris ASA 861 7,429
#FLEX LNG, Ltd. 18 467
Frontline PLC 697 17,141
*Grieg Seafood ASA 2,688 18,041
Hafnia, Ltd. 2,152 13,469
Himalaya Shipping, Ltd. 93 729
#Hoegh Autoliners ASA 3,544 31,825
ΩKid ASA 814 11,039
Kitron ASA 115 858
ΩKlaveness Combination
Carriers ASA 607 4,614
*Kongsberg Automotive ASA 12,117 2,074
Kongsberg Gruppen ASA 23 589
Leroy Seafood Group ASA 54 254
*LINK Mobility Group Holding
ASA 5,285 15,672
MORROW BANK ASA 2,052 2,708
Mowi ASA 20 440
MPC Container Ships ASA 11,182 19,569
ΩMulticonsult ASA 114 1,938
#*NEL ASA 36,828 8,067
Norsk Hydro ASA 6,889 46,671
Ω*Norske Skog ASA 3,139 4,865
*Northern Ocean, Ltd. 228 136
Odfjell Drilling, Ltd. 2,696 21,718
Odfjell SE, Class A 229 2,757
Odfjell Technology, Ltd. 56 322
*OKEA ASA 136 245
ΩOkeanis Eco Tankers Corp. 114 4,054
Pareto Bank ASA 670 5,676
Protector Forsikring ASA 18 812
Rana Gruber ASA 723 4,567
Rogaland Sparebank 20 272
*Salmon Evolution ASA 1,569 800
SATS ASA 1,166 4,184
Ω*Scatec ASA 1,753 18,506
Sea1 offshore, Inc. 724 1,435
Ω*Shelf Drilling, Ltd. 2,827 5,119
Solstad Maritime Holding AS 152 268
*Solstad Offshore ASA 1,567 6,738
SpareBank 1 Helgeland 16 267
Sparebank 1 Oestlandet 472 8,284
SpareBank 1 Sor-Norge ASA 810 13,947
Sparebanken More 153 1,512
Stolt-Nielsen, Ltd., Class R 343 11,527
Storebrand ASA 3,534 54,878
Subsea 7 SA 2,103 38,456
Telenor ASA 804 11,968
TGS ASA 1,616 13,993
Var Energi ASA 2,001 6,741
Veidekke ASA 1,057 16,382
Wallenius Wilhelmsen ASA 1,048 8,209
Shares Value †
NORWAY — (Continued)
Wilh. Wilhelmsen Holding
ASA, Class A 119 $ 5,999
Yara International ASA 237 8,649
Zalaris ASA 16 146
TOTAL NORWAY 863,254
PORTUGAL — (0.3%)
#Altri SGPS SA 1,470 8,348
Banco Comercial Portugues
SA, Class R 61,104 53,967
Corticeira Amorim SGPS SA 169 1,420
CTT-Correios de Portugal SA 913 7,956
EDP Renovaveis SA 1,830 26,783
Galp Energia SGPS SA 4,084 81,996
Ibersol SGPS SA 90 1,049
Jeronimo Martins SGPS SA 5 129
Mota-Engil SGPS SA 1,515 10,492
#Navigator Co. SA (The) 12,443 43,142
NOS SGPS SA 10,194 44,240
Semapa-Sociedade de
Investimento e Gestao 268 5,599
Sonae SGPS SA 20,425 33,334
*Teixeira Duarte SA 562 451
TOTAL PORTUGAL 318,906
RÉUNION — (0.0%)
CBo Territoria 48 202
TOTAL RÉUNION 202
SINGAPORE — (1.0%)
*AEM Holdings, Ltd. 15,600 22,775
Aztech Global, Ltd. 3,600 1,867
Banyan Tree Holdings, Ltd. 2,100 1,017
BRC Asia, Ltd. 100 324
Bukit Sembawang Estates,
Ltd. 500 1,610
China Aviation Oil Singapore
Corp., Ltd. 8,800 10,278
City Developments, Ltd. 4,700 26,110
*COSCO SHIPPING
International Singapore Co.,
Ltd. 55,000 5,113
CSE Global, Ltd. 18,917 12,282
DBS Group Holdings, Ltd. 3,400 140,891
Delfi, Ltd. 2,100 1,307
DFI Retail Group Holdings,
Ltd. 600 2,106
Far East Orchard, Ltd. 600 572
First Resources, Ltd. 14,100 21,235
Food Empire Holdings, Ltd. 700 1,269
Frasers Property, Ltd. 800 646
Frencken Group, Ltd. 6,700 8,494
*Fu Yu Corp., Ltd. 4,500 363
Genting Singapore, Ltd. 52,500 29,448
Geo Energy Resources, Ltd. 21,500 8,012
Golden Agri-Resources, Ltd. 200,400 43,115
GuocoLand, Ltd. 600 1,000
Ho Bee Land, Ltd. 700 1,210
Hong Fok Corp., Ltd. 6,800 4,023
Hong Leong Asia, Ltd. 6,300 11,666

Dimensional International Vector Equity ETF
continued
Shares Value †
SINGAPORE — (Continued)
Hongkong Land Holdings, Ltd. 3,400 $ 20,774
Hotel Grand Central, Ltd. 300 161
Hour Glass, Ltd. (The) 600 968
Hutchison Port Holdings Trust,
Class U 65,900 13,839
iFAST Corp., Ltd. 600 4,467
ISDN Holdings, Ltd. 16,569 5,411
Keppel, Ltd. 5,300 41,498
LHN, Ltd. 1,000 626
Low Keng Huat Singapore,
Ltd. 200 106
Marco Polo Marine, Ltd. 72,600 5,857
*Mermaid Maritime PCL 1,200 115
Mewah International, Inc. 500 115
Micro-Mechanics Holdings,
Ltd. 100 137
Nanofilm Technologies
International, Ltd. 5,200 2,777
Olam Group, Ltd. 17,900 13,479
OUE, Ltd. 700 689
Oversea-Chinese Banking
Corp., Ltd. 7,000 91,598
*Oxley Holdings, Ltd. 10,500 799
Pan-United Corp., Ltd. 1,000 861
Propnex, Ltd. 1,600 2,754
Q&M Dental Group Singapore,
Ltd. 800 329
QAF, Ltd. 500 344
*Rex International Holding, Ltd. 11,800 1,514
Riverstone Holdings, Ltd. 9,300 6,431
SATS, Ltd. 6,500 17,081
Seatrium, Ltd. 21,900 36,515
Sembcorp Industries, Ltd. 7,100 35,624
Sheng Siong Group, Ltd. 13,500 24,066
Sing Holdings, Ltd. 200 72
Singapore Airlines, Ltd. 19,300 98,320
Singapore Exchange, Ltd. 3,500 45,530
Singapore Land Group, Ltd. 800 1,893
Singapore Technologies
Engineering, Ltd. 12,200 79,587
Singapore
Telecommunications, Ltd. 300 980
StarHub, Ltd. 10,100 9,002
Straits Trading Co., Ltd. 628 811
Tiong Woon Corp. Holding,
Ltd. 300 187
Tuan Sing Holdings, Ltd. 4,686 1,242
United Overseas Bank, Ltd. 3,400 90,574
UOB-Kay Hian Holdings, Ltd. 3,815 7,182
UOL Group, Ltd. 5,500 33,597
Venture Corp., Ltd. 3,100 35,515
Vicom, Ltd. 200 244
Wee Hur Holdings, Ltd. 20,600 11,476
Wilmar International, Ltd. 6,800 16,354
Wing Tai Holdings, Ltd. 4,900 5,384
Yangzijiang Shipbuilding
Holdings, Ltd. 25,000 67,617
TOTAL SINGAPORE 1,191,235
Shares Value †
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 519 $ 31,708
TOTAL SOUTH AFRICA 31,708
SPAIN — (2.5%)
Acciona SA 406 89,972
Acerinox SA 4,227 54,545
ACS Actividades de
Construccion y Servicios SA 1,393 114,475
ΩAedas Homes SA 26 639
ΩAena SME SA 3,623 98,478
Amadeus IT Group SA 2,562 196,112
Atresmedia Corp. de Medios
de Comunicacion SA 2,010 12,180
Audax Renovables SA 2,945 4,691
Azkoyen SA 16 162
Banco Bilbao Vizcaya
Argentaria SA 487 9,800
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 17,871 359,743
Banco Santander SA 18,379 187,226
Bankinter SA 14,271 215,284
CaixaBank SA 15,330 162,112
ΩCellnex Telecom SA 3 94
CIE Automotive SA 640 21,496
Construcciones y Auxiliar de
Ferrocarriles SA 450 28,463
Corp ACCIONA Energias
Renovables SA 649 17,873
Ebro Foods SA 1,430 29,181
Elecnor SA 693 22,636
Enagas SA 472 7,499
Ence Energia y Celulosa SA 972 2,973
Endesa SA 2,710 97,246
Ferrovial SE 519 31,868
Fluidra SA 35 1,015
ΩGestamp Automocion SA 4,904 19,007
ΩGlobal Dominion Access SA 2,145 7,873
Grifols SA 4,174 54,126
Grupo Catalana Occidente SA 492 28,109
Grupo Empresarial San Jose
SA 98 794
Iberdrola SA 2,827 57,313
Indra Sistemas SA 1,108 61,334
Industria de Diseno Textil SA 2,679 148,112
Laboratorios Farmaceuticos
Rovi SA 8 564
Logista Integral SA 740 24,701
Mapfre SA 25,552 113,014
Melia Hotels International SA 2,079 17,229
Miquel y Costas & Miquel SA 40 616
Naturgy Energy Group SA 1,233 37,400
ΩNeinor Homes SA 52 1,036
*Obrascon Huarte Lain SA 15,817 8,316
ΩProsegur Cash SA 4,511 3,691
Renta 4 Banco SA 16 364
Repsol SA 11,398 208,845
Sacyr SA 9,969 43,908

Dimensional International Vector Equity ETF
continued
Shares Value †
SPAIN — (Continued)
*Solaria Energia y Medio
Ambiente SA 1,414 $ 24,473
*Tecnicas Reunidas SA 892 31,937
Telefonica SA 43,750 221,527
Tubacex SA 2,846 10,857
*Tubos Reunidos SA 766 405
ΩUnicaja Banco SA 19,511 52,696
Vidrala SA 283 26,980
Viscofan SA 553 34,403
TOTAL SPAIN 3,005,393
SWEDEN — (2.7%)
AAK AB 21 587
ΩAcadeMedia AB 5,082 56,214
AddLife AB, Class B 100 2,164
Addnode Group AB 455 5,320
AddTech AB, Class B 882 29,919
AFRY AB 1,594 27,455
Alfa Laval AB 592 28,314
ΩAlimak Group AB 1,308 19,374
Alleima AB 3,542 30,709
Alligo AB, Class B 108 1,352
ΩAmbea AB, Class B 4,568 61,933
AQ Group AB 140 2,894
Arise AB 68 215
Arjo AB, Class B 9,589 30,507
*Asmodee Group AB, Class B 1,448 18,714
Assa Abloy AB, Class B 1,458 55,095
Atlas Copco AB, Class A 3,661 61,766
Atlas Copco AB, Class B 1,791 26,933
ΩAttendo AB 6,342 53,916
Avanza Bank Holding AB 753 29,144
Axfood AB 644 17,571
Beijer Alma AB, Class B 438 13,427
Bergman & Beving AB 550 19,497
Betsson AB, Class B 3,371 52,807
#*Better Collective A/S 755 9,330
*BHG Group AB 11,672 35,437
*BICO Group AB 290 655
Bilia AB, Class A 1,957 27,399
Billerud Aktiebolag 3,784 35,060
Ω*BioArctic AB 516 15,916
Bjorn Borg AB 32 215
*Boliden AB 1,480 66,886
*Bonava AB, Class B 548 640
Ω*Boozt AB 1,050 11,360
ΩBravida Holding AB 3,528 29,956
BTS Group AB, Class B 61 1,211
Bulten AB 32 165
Byggmax Group AB 1,789 9,122
Catella AB 92 301
Cellavision AB 13 246
*Cint Group AB 6,501 2,485
Clas Ohlson AB, Class B 873 31,913
Cloetta AB, Class B 5,002 18,654
Coinshares International, Ltd. 333 5,908
ΩCoor Service Management
Holding AB 2,891 14,223
CTT Systems AB 12 239
Shares Value †
SWEDEN — (Continued)
ΩDometic Group AB 4,554 $ 22,404
Ω*Dustin Group AB 59,840 12,936
*Dynavox Group AB 1,028 10,624
Eastnine AB 347 1,828
Elanders AB, Class B 21 140
*Electrolux AB, Class B 6,414 41,487
Electrolux Professional AB,
Class B 493 3,438
Elekta AB, Class B 5,415 27,576
*Embracer Group AB 453 4,734
*Enea AB 36 265
Engcon AB 27 234
Eolus AB, Class B 44 203
Ependion AB 76 982
Epiroc AB, Class A 1,248 26,452
Epiroc AB, Class B 1,477 27,696
Essity AB, Class B 1,401 38,506
ΩEvolution AB 305 20,409
Ework Group AB 16 160
Fagerhult Group AB 1,645 8,006
G5 Entertainment AB 43 426
GARO AB 72 136
Getinge AB, Class B 945 22,230
Granges AB 1,487 21,821
H & M Hennes & Mauritz AB,
Class B 1,825 34,664
Hanza AB 596 8,238
*Hexatronic Group AB 10,617 24,315
Hexpol AB 1,902 17,342
Holmen AB, Class B 32 1,211
Humana AB 624 3,175
*Humble Group AB 247 218
Husqvarna AB, Class B 3,037 14,493
Indutrade AB 239 6,395
Instalco AB 5,554 14,183
*International Petroleum Corp. 1,901 29,559
INVISIO AB 675 21,510
Inwido AB 1,131 17,145
JM AB 1,329 18,999
Kabe Group AB, Class B 8 192
*K-fast Holding AB 167 256
KNOW IT AB 725 9,257
Lagercrantz Group AB, Class
B 1,367 33,612
Lime Technologies AB 42 1,582
Lindab International AB 213 5,107
Loomis AB 1,299 52,548
Medicover AB, Class B 477 13,015
MEKO AB 1,196 9,727
Midsona AB, Class B 132 114
*Modern Times Group MTG
AB, Class B 2,825 38,093
Momentum Group AB 538 9,216
ΩMunters Group AB 2,115 36,095
Mycronic AB 1,127 26,612
*NCAB Group AB 114 701
NCC AB, Class B 1,827 41,881
Nederman Holding AB 36 611

Dimensional International Vector Equity ETF
continued
Shares Value †
SWEDEN — (Continued)
*Net Insight AB, Class B 694 $ 279
New Wave Group AB, Class B 1,513 17,883
Nilorngruppen AB, Class B 12 78
*Nobia AB 1,072 505
Nolato AB, Class B 4,793 31,709
Nordnet AB (publ) 794 23,002
*Norion Bank AB 1,673 12,496
Note AB 914 18,198
#*Orron Energy AB 6,724 3,099
*Ovzon AB 96 329
Peab AB, Class B 2,963 24,050
Proact IT Group AB 746 8,126
Ratos AB, Class B 6,095 24,746
RaySearch Laboratories AB 774 18,265
Rejlers AB 166 3,470
Rottneros AB 329 95
Rusta AB 140 926
Rvrc Holding AB 1,664 11,403
Sandvik AB 1,680 51,059
Scandi Standard AB 1,097 11,395
ΩScandic Hotels Group AB 2,246 21,886
*Sdiptech AB 1,490 29,729
Sectra AB, Class B 697 22,160
Securitas AB, Class B 3,808 56,242
*Sedana Medical AB 62 68
Ω*Sinch AB 8,277 30,143
*Sivers Semiconductors AB 1,170 464
Skandinaviska Enskilda
Banken AB, Class A 3,519 67,247
Skanska AB, Class B 1,213 33,173
SKF AB, Class B 2,338 60,343
SkiStar AB 550 9,218
Softronic AB, Class B 52 124
Solid Forsakring AB 36 293
#SSAB AB, Class B 7,726 48,102
Storskogen Group AB, Class B 21,735 22,572
Svenska Cellulosa AB SCA,
Class B 3,236 43,209
Svenska Handelsbanken AB,
Class A 1,527 20,060
Sweco AB, Class B 1,032 18,656
Swedbank AB, Class A 1,552 47,251
*Swedish Orphan Biovitrum
AB, Class A 108 3,723
Synsam AB 3,113 19,775
Systemair AB 197 1,621
Tele2 AB, Class B 5,102 80,864
Telefonaktiebolaget LM
Ericsson, Class B 16,755 169,094
Telia Co. AB 16,944 66,544
TF Bank AB 321 6,290
Trelleborg AB, Class B 149 6,239
Troax Group AB 58 884
Truecaller AB, Class B 1,926 5,758
VBG Group AB, Class B 597 22,767
*Vestum AB 520 473
*Viaplay Group AB 2,672 282
Vitec Software Group AB,
Class B 185 6,482
Shares Value †
SWEDEN — (Continued)
Vitrolife AB 270 $ 4,190
Volati AB 28 316
Volvo AB, Class A 1,696 46,704
Volvo AB, Class B 8,510 234,882
#*Volvo Car AB, Class B 7,269 25,247
TOTAL SWEDEN 3,240,095
SWITZERLAND — (6.7%)
ABB, Ltd., Registered 1,462 108,655
Accelleron Industries AG 1,562 128,034
Adecco Group AG 545 15,221
#Alcon AG, ADR 683 50,467
Allreal Holding AG, Registered 586 140,304
ALSO Holding AG, Registered 45 12,949
*Amrize, Ltd. 1,867 96,472
*ams-OSRAM AG 3,518 48,601
APG SGA SA 16 4,226
*Aryzta AG 922 59,150
Ascom Holding AG, Registered 1,173 5,231
Autoneum Holding AG 130 25,911
Avolta AG 3,905 205,380
Baloise Holding AG,
Registered 422 104,823
Banque Cantonale de Geneve,
Class BR 260 8,065
Banque Cantonale Vaudoise,
Registered 794 92,283
Barry Callebaut AG,
Registered 12 15,636
*Basilea Pharmaceutica Ag
Allschwil, Registered 47 2,722
Bell Food Group AG 63 18,090
Bellevue Group AG, Class BR 204 2,185
Berner Kantonalbank AG,
Registered 113 36,881
Bossard Holding AG,
Registered, Class A 196 42,630
Bucher Industries AG,
Registered 144 63,950
Burckhardt Compression
Holding AG 49 33,938
Burkhalter Holding AG 100 17,789
Bystronic AG 9 3,352
Calida Holding AG, Registered 139 2,355
Cembra Money Bank AG 271 31,041
*Cicor Technologies, Ltd.,
Registered 83 22,850
Cie Financiere Richemont SA,
Registered 705 139,375
Cie Financiere Tradition SA,
Class BR 179 67,787
Clariant AG, Registered 2,930 26,335
Coltene Holding AG,
Registered 35 1,973
COSMO Pharmaceuticals NV 460 38,679
#CPH Group AG 12 1,046
Daetwyler Holding AG, Class
BR 65 11,984
DKSH Holding AG 706 49,251
#*DocMorris AG 1,274 8,761

Dimensional International Vector Equity ETF
continued
Shares Value †
SWITZERLAND — (Continued)
dormakaba Holding AG 340 $ 29,055
EFG International AG 3,286 68,524
Emmi AG, Registered 34 30,283
#Feintool International Holding
AG, Registered 231 2,734
Flughafen Zurich AG,
Registered 416 122,922
Forbo Holding AG, Registered 60 55,235
ΩGalenica AG 859 92,668
Geberit AG, Registered 215 157,216
Georg Fischer AG, Registered 1,035 73,040
Glarner Kantonalbank 135 3,464
Helvetia Holding AG,
Registered 311 76,476
*Holcim AG 3,451 306,689
Huber + Suhner AG,
Registered 207 37,958
Implenia AG, Registered 349 27,694
Interroll Holding AG, Class R 8 24,715
Investis Holding SA 85 13,924
Julius Baer Group, Ltd.,
Registered 1,509 101,885
Jungfraubahn Holding AG,
Registered 163 48,022
#*Kudelski SA, Class BR 260 421
Kuehne + Nagel International
AG, Class R 163 31,270
Landis+Gyr Group AG 480 34,860
Lastminute.com NV 87 1,403
Liechtensteinische
Landesbank AG 250 24,634
Luzerner Kantonalbank AG,
Registered 582 59,306
ΩMedmix AG 96 1,103
Meier Tobler Group AG 16 787
*Meyer Burger Technology
AG, Class A 96 11
Mikron Holding AG, Registered 36 960
Mobimo Holding AG,
Registered 265 112,569
Ω*Montana Aerospace AG 275 10,911
Naturenergie Holding AG 323 13,359
Nestle SA 6,675 639,270
#Novartis AG, Class B,
Sponsored ADR 6,979 863,930
Novartis AG, Registered 161 19,910
OC Oerlikon Corp. AG
Pfaffikon 7,169 25,631
#Orior AG 164 2,779
Partners Group Holding AG 70 85,666
Rieter Holding AG, Registered 104 444
Roche Holding AG 1,717 553,761
Roche Holding AG, Class BR 124 41,985
Sandoz Group AG 3,430 228,595
*Santhera Pharmaceuticals
Holding AG, Registered 157 1,995
Schindler Holding AG,
Registered 41 13,867
Ω*Sensirion Holding AG 81 5,822
Shares Value †
SWITZERLAND — (Continued)
SFS Group AG 309 $ 41,957
SGS SA, Registered 1,056 119,209
Siegfried Holding AG,
Registered 506 48,788
Sika AG, Registered 140 27,416
Softwareone Holding AG 1,272 13,097
Sonova Holding AG 214 58,275
St. Galler Kantonalbank AG,
Registered 100 63,532
Stadler Rail AG 1,306 32,050
Sulzer AG, Registered 428 71,551
Sunrise Communications AG 33 1,810
Swatch Group AG (The), Class
BR 271 56,648
#Swatch Group AG (The),
Registered 178 7,548
Swiss Life Holding AG,
Registered 186 202,138
Swiss Prime Site AG,
Registered 1,114 158,618
Swiss Re AG, Registered 1,156 211,111
Swisscom AG, Registered 267 196,072
Swissquote Group Holding SA,
Registered 122 77,509
Tecan Group AG, Class R 154 28,143
Temenos AG, Registered 358 33,827
TX Group AG 90 22,759
*u-blox Holding AG 315 52,817
UBS Group AG, ADR 4,375 167,825
Valiant Holding AG 847 139,487
Vaudoise Assurances Holding
SA 34 26,175
Vetropack Holding AG 361 9,646
Vontobel Holding AG, Class R 1,015 77,129
VP Bank AG, Class A 92 9,260
V-ZUG Holding AG 63 3,249
Walliser Kantonalbank,
Registered 22 3,535
Zehnder Group AG,
Registered 421 37,078
Zug Estates Holding AG, Class
B 8 21,327
Zurich Insurance Group AG 237 165,036
TOTAL SWITZERLAND 7,976,757
UNITED KINGDOM — (10.4%)
Admiral Group PLC 1,654 71,191
ΩAirtel Africa PLC 22,471 81,662
AJ Bell PLC 4,326 30,550
Anglo American PLC 4,478 169,149
Antofagasta PLC 1,688 61,876
Ashtead Group PLC 4,326 288,392
Associated British Foods PLC 1,484 44,747
AstraZeneca PLC 256 41,942
AstraZeneca PLC, Sponsored
ADR 7,712 635,469
ΩAuto Trader Group PLC 6,034 61,868
Aviva PLC 7,028 61,737
B&M European Value Retail
SA 6,856 16,183

Dimensional International Vector Equity ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Babcock International Group
PLC 4,713 $ 75,111
BAE Systems PLC 1,813 44,568
Balfour Beatty PLC 8,805 77,740
Barclays PLC 66,086 353,387
Barratt Redrow PLC,
Registered 7,820 38,662
Beazley PLC 13,063 159,700
Bellway PLC 1,624 55,988
Berkeley Group Holdings PLC 925 48,953
BP PLC, Sponsored ADR 6,983 245,313
Breedon Group PLC 4,455 20,170
ΩBridgepoint Group PLC 1,484 5,869
British American Tobacco
PLC, Sponsored ADR 2,554 130,739
BT Group PLC, Registered 140,118 341,956
Bunzl PLC 455 13,821
*Burberry Group PLC 8,078 131,340
Canal+ SA 8,566 26,977
*Carnival PLC, Sponsored
ADR 915 23,799
Centrica PLC 51,471 121,252
Coats Group PLC 24,048 25,845
Coca-Cola HBC AG 1,253 56,862
Compass Group PLC 4,190 138,782
Computacenter PLC 1,321 49,742
DCC PLC 1,219 80,240
#Diageo PLC, Sponsored ADR 330 30,390
Drax Group PLC 15,616 148,031
Dunelm Group PLC 1,654 24,296
Energean PLC 2,669 33,804
Entain PLC 2,283 23,768
Experian PLC 6,263 291,871
*Frasers Group PLC 825 7,902
Fresnillo PLC 3,766 109,944
Games Workshop Group PLC 428 89,579
Glencore PLC 5,211 24,952
Grafton Group PLC 3,399 42,514
Grainger PLC 13,063 32,163
Greggs PLC 348 7,375
GSK PLC 2,657 62,156
#GSK PLC, Class B, ADR 5,423 254,122
Harbour Energy PLC 7,226 21,342
Hays PLC 30,585 23,729
Hiscox, Ltd. 6,034 109,007
Howden Joinery Group PLC 6,761 76,704
HSBC Holdings PLC,
Registered 36,399 508,549
IG Group Holdings PLC 3,223 47,173
IMI PLC 3,698 116,024
Imperial Brands PLC 8,293 329,597
Inchcape PLC 5,810 58,320
International Workplace Group
PLC 9,698 28,848
Intertek Group PLC 1,484 98,755
ITV PLC 56,979 52,141
J Sainsbury PLC 18,116 81,307
JD Sports Fashion PLC 12,336 15,102
Johnson Matthey PLC 2,463 68,992
Shares Value †
UNITED KINGDOM — (Continued)
Kingfisher PLC 27,412 $ 111,215
Lancashire Holdings, Ltd. 4,391 38,538
Legal & General Group PLC 33,325 104,119
Lion Finance Group PLC 825 86,769
Lloyds Banking Group PLC 265,983 311,301
Man Group PLC 21,141 58,386
Marks & Spencer Group PLC 20,391 106,574
*Mitchells & Butlers PLC 5,542 17,730
Mitie Group PLC 21,087 45,658
Mondi PLC 1,116 12,466
NatWest Group PLC 32,897 252,415
Next PLC 791 148,614
OSB Group PLC 7,854 55,619
Persimmon PLC 3,990 63,379
Pets at Home Group PLC 8,248 23,212
Phoenix Group Holdings PLC 6,469 57,285
Playtech PLC 1,878 6,502
Plus500, Ltd. 1,801 74,915
Premier Foods PLC 13,097 31,387
#Prudential PLC, Sponsored
ADR 4,803 133,812
Reckitt Benckiser Group PLC 6,927 529,318
RELX PLC, Sponsored ADR 5,592 247,390
RHI Magnesita NV 299 8,230
Rightmove PLC 7,755 68,062
Rio Tinto PLC 401 28,903
Rio Tinto PLC, Sponsored
ADR 2,540 182,220
Rolls-Royce Holdings PLC 25,043 383,976
RS GROUP PLC 1,382 10,105
Sage Group PLC (The) 5,425 81,932
Serco Group PLC 19,732 65,798
Shell PLC, ADR 10,244 767,481
Smith & Nephew PLC 2,809 51,853
Softcat PLC 1,779 37,351
SSE PLC 4,618 116,251
St. James's Place PLC 8,414 143,436
Standard Chartered PLC 8,839 181,107
Taylor Wimpey PLC 39,221 54,210
TBC Bank Group PLC 946 54,129
Telecom Plus PLC 1,219 28,444
Tesco PLC 59,124 356,863
TP ICAP Group PLC 21,245 73,271
Travis Perkins PLC 3,800 31,404
Unilever PLC, Sponsored ADR 4,271 257,071
*Vistry Group PLC 4,595 38,891
Vodafone Group PLC 130,155 157,564
WH Smith PLC 2,248 19,966
Whitbread PLC 1,810 68,893
TOTAL UNITED KINGDOM 12,434,054
UNITED STATES — (0.0%)
Royal Gold, Inc. 131 22,897
TOTAL UNITED STATES 22,897
TOTAL COMMON STOCKS 115,969,124

Dimensional International Vector Equity ETF
continued
Shares Value †
UNITED STATES — (Continued)
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG
5.760% 200 $ 17,325
ΩDr. Ing. h.c. F. Porsche AG
1.800% 705 36,983
Draegerwerk AG & Co. KGaA
2.780% 352 29,658
Einhell Germany AG, Class P
1.820% 220 20,873
FUCHS SE 3.020% 1,623 72,645
Henkel AG & Co. KGaA
2.900% 1,156 93,745
Jungheinrich AG 2.580% 791 28,284
Porsche Automobil Holding SE
5.540% 1,474 58,626
Sixt SE, Class A 4.940% 498 31,671
STO SE & Co. KGaA 0.260% 63 8,668
Volkswagen AG, Class A
7.050% 1,505 156,719
TOTAL GERMANY 555,197
TOTAL PREFERRED
STOCKS 555,197
Shares Value †
GERMANY — (Continued)
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<AP Eagers, Ltd. 279 $ –
TOTAL AUSTRALIA –
GERMANY — (0.0%)
#*BayWa AG RTS 40 69
TOTAL GERMANY 69
SPAIN — (0.0%)
*Ferrovial SE 519 286
*Vidrala SA 283 1,339
TOTAL SPAIN 1,625
TOTAL RIGHTS/WARRANTS 1,694
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $97,927,694) 116,526,015
SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term
Investment Fund 280,141 3,240,396
TOTAL INVESTMENTS — ( 100.0% )
(Cost $101,168,090) $ 119,766,411
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $2,343,193 which represented 2.0% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 7,117,851 $ 52,544 $ — $ 7,170,395
Austria .............................. 860,552 — — 860,552
Belgium ............................. 1,674,575 — — 1,674,575
Canada ............................. 15,178,428 — — 15,178,428
Denmark ............................ 2,463,146 — — 2,463,146
Finland .............................. 2,134,021 — — 2,134,021
France .............................. 8,839,035 — — 8,839,035
Germany ............................ 9,299,878 — — 9,299,878
Hong Kong ........................... 2,140,535 — — 2,140,535
Ireland .............................. 547,662 — — 547,662
Israel ............................... 1,127,104 — — 1,127,104
Italy ................................ 3,805,484 — — 3,805,484
Japan ............................... 27,539,237 — — 27,539,237
Netherlands .......................... 3,797,181 — — 3,797,181
New Zealand ......................... 307,390 — — 307,390
Norway .............................. 863,254 — — 863,254
Portugal ............................. 318,906 — — 318,906
Réunion ............................. 202 — — 202
Singapore ............................ 1,191,235 — — 1,191,235
South Africa .......................... 31,708 — — 31,708

Dimensional International Vector Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Spain ............................... $ 3,005,393 $ — $ — $ 3,005,393
Sweden ............................. 3,240,095 — — 3,240,095
Switzerland ........................... 7,976,757 — — 7,976,757
United Kingdom ....................... 12,434,054 — — 12,434,054
United States ......................... 22,897 — — 22,897
Preferred Stocks
Germany ............................ 555,197 — — 555,197
Rights/Warrants
Australia ............................. — — — —
Germany ............................ 69 — — 69
Spain ............................... 1,339 286 — 1,625
Securities Lending Collateral ............... — 3,240,396 — 3,240,396
Total Investments ........................ $116,473,185 $3,293,226 $—> $119,766,411
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (98.3%)
BRAZIL — (2.9%)
*Allianca Saude e
Participacoes SA 100 $ 115
Allos SA 283,377 1,312,917
Alupar Investimento SA 27,414 165,854
Ambev SA 392,600 926,612
#Ambev SA, Sponsored ADR 1,408,867 3,254,483
Anima Holding SA 288,346 189,013
Armac Locacao Logistica E
Servicos SA 16,100 11,211
Auren Energia SA 21,248 43,363
B3 SA - Brasil Bolsa Balcao 3,075,739 7,230,784
Banco ABC Brasil SA 63,347 270,673
*Banco BMG SA 1,862 1,393
ΩBanco BMG SA 45,300 33,901
Banco Bradesco SA 2,026,844 6,834,998
Banco Bradesco SA 753,400 2,164,303
Banco Bradesco SA,
Sponsored ADR 536,500 1,813,370
Banco BTG Pactual SA 504,316 4,571,963
Banco do Brasil SA 808,767 3,289,044
Banco Pan SA 26,200 50,355
Banco Santander Brasil SA 1,259,567 7,283,533
#Banco Santander Brasil SA,
Sponsored ADR 7,200 41,688
BB Seguridade Participacoes
SA 479,193 2,923,129
Bemobi Mobile Tech SA 44,600 194,214
Blau Farmaceutica SA 25,000 62,115
Boa Safra Sementes SA 49,437 96,393
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 37,577 139,418
*Brava Energia 39,779 109,029
Brisanet Servicos de
Telecomunicacoes SA 12,989 7,164
C&A MODAS SA 110,200 332,535
Caixa Seguridade
Participacoes S/A 129,200 359,159
Camil Alimentos SA 85,092 86,591
Centrais Eletricas Brasileiras
SA 548,681 5,677,187
Centrais Eletricas Brasileiras
SA, Sponsored ADR 199,700 2,066,895
*Cia Brasileira de Aluminio 185,160 178,450
*Cia Brasileira de Distribuicao 265,193 185,162
Cia de Ferro Ligas da Bahia
FERBASA 108,148 157,649
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 184,500 4,516,612
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 126,440 3,102,838
Cia de Saneamento de Minas
Gerais Copasa MG 122,000 856,129
Cia De Sanena Do Parana 167,524 212,471
Shares Value †
BRAZIL — (Continued)
Cia De Sanena Do Parana 400 $ 530
Cia De Sanena Do Parana 558,900 3,578,521
Cia Energetica de Minas
Gerais 374 1,010
Cia Energetica de Minas
Gerais, Sponsored ADR 448,870 938,138
Cia Paranaense de Energia
- Copel 84,952 206,813
#Cia Paranaense de Energia -
Copel, ADR 83,175 860,030
Cia Siderurgica Nacional SA 508,551 891,474
Cogna Educacao SA 2,099,378 1,458,023
Construtora Tenda S/A 102,300 447,752
Cosan SA 659,563 753,240
CPFL Energia SA 142,500 1,100,805
CSU Digital SA 100 332
Cury Construtora e
Incorporadora SA 104,900 680,613
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 195,092 1,103,860
ΩDesktop SA 24,346 69,170
Dexco SA 278,030 276,731
Dimed SA Distribuidora da
Medicamentos 61,800 107,760
Direcional Engenharia SA 241,185 760,484
EcoRodovias Infraestrutura e
Logistica SA 297,904 440,897
*Embraer SA 201,700 3,258,198
Embraer SA, Sponsored ADR 84,075 5,421,156
Empreendimentos Pague
Menos S/A 176,153 127,572
Energisa S/A 247,175 2,378,964
*Eneva SA 476,611 1,620,521
Engie Brasil Energia SA 133,535 991,876
Equatorial Energia SA 734,804 5,000,894
Eternit SA 25,900 20,008
Eucatex SA Industria e
Comercio 100 310
*Even Construtora e
Incorporadora SA 81,875 113,269
EZ Tec Empreendimentos e
Participacoes SA 93,140 320,835
Fleury SA 157,416 425,318
Fras-Le SA 53,506 228,028
#Gerdau SA, Sponsored ADR 475,174 1,658,357
ΩGPS Participacoes e
Empreendimentos SA 182,200 643,519
Grendene SA 208,568 203,721
*Grupo Casas Bahia SA 62,792 41,977
Grupo Mateus SA, Class B 142,100 169,935
Grupo SBF SA 110,100 263,946
Guararapes Confeccoes SA 89,574 168,498
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 213,505 1,240,158

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
*Hidrovias do Brasil SA 137,446 $ 99,795
Hypera SA, Class A 169,781 814,674
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 28,100 62,408
Iochpe Maxion SA 105,075 213,656
Irani Papel e Embalagem SA 63,100 104,519
*IRB-Brasil Resseguros SA 73,910 677,181
Isa Energia Brasil SA 150,900 703,620
Itau Unibanco Holding SA,
Sponsored ADR 411,789 3,030,767
*Jalles Machado SA 110,821 56,386
*JBS NV 255,344 3,389,793
JHSF Participacoes SA 358,876 439,169
JSL SA 40,630 40,742
Kepler Weber SA 139,700 239,961
Klabin SA 904,244 3,029,175
Lavvi Empreendimentos
Imobiliarios SA 51,610 143,277
Localiza Rent a Car SA 646,016 4,731,321
LOG Commercial Properties e
Participacoes SA 53,748 236,545
*Log-in Logistica Intermodal
SA 15,100 92,532
Lojas Quero-Quero SA 182,341 71,106
Lojas Renner SA, Class A 643,197 1,772,475
ΩLWSA SA 312,125 226,625
M Dias Branco SA, Class H 6,912 37,633
Magazine Luiza SA 208,821 328,443
Mahle Metal Leve SA 29,658 164,285
Marcopolo SA 10,892 13,794
MBRF Global Foods Co. SA 135,520 449,706
#MBRF Global Foods Co. SA,
ADR 24,028 77,851
Mills Locacao Servicos e
Logistica SA 134,588 326,151
*Minerva SA 172,703 230,264
Motiva Infraestrutura de
Mobilidade SA 665,000 1,960,985
Moura Dubeux Engenharia S/A 53,400 274,182
Movida Participacoes SA 179,751 273,374
*MRV Engenharia e
Participacoes SA 397,756 558,394
Multiplan Empreendimentos
Imobiliarios SA, Class A 82,428 420,777
*Natura Cosmeticos SA 642,079 1,074,275
Neoenergia SA 40,200 217,828
*Oceanpact Servicos
Maritimos SA, Class A 61,800 87,103
Odontoprev SA 273,824 647,295
*Oncoclinicas do Brasil
Servicos Medicos SA 168,000 67,697
*Orizon Valorizacao de
Residuos SA 26,929 277,333
Petroleo Brasileiro SA
- Petrobras 992,406 5,806,842
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 874,950 9,668,198
Shares Value †
BRAZIL — (Continued)
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 103,050 $ 1,199,502
Petroreconcavo S/A 162,442 374,647
Plano & Plano
Desenvolvimento Imobiliario
SA 55,604 150,855
Porto Seguro SA 138,900 1,239,361
Positivo Tecnologia SA 68,400 52,203
Priner Servicos Industriais SA 18,587 52,808
*PRIO SA 838,709 5,611,484
Qualicorp Consultoria e
Corretora de Seguros SA 66,200 33,314
Raia Drogasil SA 879,135 3,265,034
Raizen SA 933,259 164,637
ΩRede D'Or Sao Luiz SA 247,174 1,989,271
Romi SA, Class A 35,182 53,180
Rumo SA 469,300 1,387,381
Sao Martinho S/A 98,000 255,503
Schulz SA 74,284 67,178
Sendas Distribuidora S/A 319,900 510,875
#Sendas Distribuidora S/A,
ADR 58,725 462,166
ΩSer Educacional SA 105,100 198,679
SIMPAR SA 216,000 185,310
SLC Agricola SA 132,923 398,635
Smartfit Escola de Ginastica e
Danca SA 180,653 844,701
Suzano SA 385,188 3,496,995
#Suzano SA, Class A,
Sponsored ADR 113,500 1,024,905
SYN prop e tech SA 46,400 43,254
Tegma Gestao Logistica SA 40,123 271,428
Telefonica Brasil SA 246,700 1,467,790
#Telefonica Brasil SA, ADR 143,225 1,708,674
TIM SA 504,700 2,276,476
TIM SA, ADR 30,280 684,025
TOTVS SA 120,713 994,594
Transmissora Alianca de
Energia Eletrica S/A 113,849 805,483
Tres Tentos Agroindustrial S/A 79,512 236,388
Trisul SA 59,760 84,782
Tupy SA 53,419 122,806
Ultrapar Participacoes SA 471,200 1,873,372
Ultrapar Participacoes SA,
Sponsored ADR 69,684 275,949
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 14,900 15,577
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 495,370 521,573
Vale SA 287,516 3,484,266
Vale SA, Class A, Sponsored
ADR 1,733,100 20,953,179
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 36,856 151,595
*Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 250,143 150,500
Vibra Energia SA 1,026,982 4,538,810

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
Vivara Participacoes SA 132,600 $ 768,246
Vulcabras SA 54,759 234,893
WEG SA 723,300 5,654,611
Wiz Co. 68,715 106,036
XP, Inc. 3,333 60,178
YDUQS Participacoes SA 186,547 492,249
TOTAL BRAZIL 212,859,451
CHILE — (0.4%)
Aguas Andinas SA, Class A 703,323 267,993
Banco de Chile 4,969,225 872,416
Banco de Chile, Sponsored
ADR 101,012 3,526,329
Banco de Credito e
Inversiones SA 39,702 2,041,640
Banco Itau Chile SA 1,061 19,284
Banco Santander Chile 6,039,282 436,970
Banco Santander Chile,
Sponsored ADR 50,672 1,454,286
Besalco SA 31,632 37,324
BICECORP SA 1,667 583
Camanchaca SA, Class A 2,668 175
*CAP SA 50,522 337,827
Cencosud SA 767,314 2,380,537
Cencosud Shopping SA 22,658 53,749
Cia Cervecerias Unidas SA 70,548 449,272
Colbun SA 2,893,591 435,191
Empresa Nacional de
Telecomunicaciones SA 81,540 388,312
Empresas CMPC SA 609,265 879,464
Empresas Copec SA 184,390 1,318,882
Empresas Lipigas SA 64 435
Enel Americas SA 1,858,310 175,542
Enel Chile SA 16,603,201 1,268,812
Engie Energia Chile SA 239,280 344,508
Falabella SA 407,829 2,560,388
Forus SA 116 268
Instituto de Diagnostico SA 124 355
Inversiones Aguas
Metropolitanas SA 248,171 250,232
Inversiones La Construccion
SA 11,653 185,525
#Latam Airlines Group SA,
ADR 35,725 1,607,268
Latam Airlines Group SA,
Class H 36,273,190 826,976
*Multiexport Foods SA 580 161
Parque Arauco SA 217,789 607,946
PAZ Corp. SA 400 319
Plaza SA 243,110 685,078
Ripley Corp. SA 1,031,874 498,323
Salfacorp SA 160,343 176,142
Sigdo Koppers SA 4,830 6,998
SMU SA 1,775,056 288,255
Sociedad Matriz SAAM SA,
Class B 172,028 22,824
*Sociedad Quimica y Minera
de Chile SA, Class B 5,190 250,195
Shares Value †
CHILE — (Continued)
#*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 61,338 $ 3,004,948
*Socovesa SA 972 163
SONDA SA 55,132 19,952
*Vina Concha y Toro SA 262,798 287,019
TOTAL CHILE 27,968,866
CHINA — (27.2%)
263 Network Communications
Co., Ltd., Class A 79,400 71,348
360 Security Technology, Inc.,
Class A 140,500 236,131
#361 Degrees International,
Ltd. 644,000 487,213
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 123,900 361,319
Ω3SBio, Inc. 2,453,500 9,722,833
5I5J Holding Group Co., Ltd.,
Class A 279,300 112,547
AAC Technologies Holdings,
Inc. 706,000 3,633,463
ABA Chemicals Corp. 71,400 72,781
Accelink Technologies Co.,
Ltd., Class A 32,600 288,272
Addsino Co., Ltd., Class A 34,800 40,897
Advanced Fiber Resources
Zhuhai, Ltd. 3,500 51,451
Advanced Technology &
Materials Co., Ltd., Class A 44,300 132,112
*AECC Aero Science and
Technology Co., Ltd., Class A 21,700 81,776
AECC Aero-Engine Control
Co., Ltd., Class A 39,300 103,571
AECC Aviation Power Co.,
Ltd., Class A 70,500 386,836
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 39,100 104,691
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 48,900 137,247
#*Agile Group Holdings, Ltd. 484,000 26,155
Agricultural Bank of China,
Ltd., Class H 13,969,000 10,640,035
Aier Eye Hospital Group Co.,
Ltd., Class A 369,847 636,123
*AIM Vaccine Co., Ltd., Class
H 47,600 23,946
Ω*AInnovation Technology
Group Co., Ltd., Class H 136,300 117,497
*Air China, Ltd., Class H 1,496,000 1,099,066
Aisino Corp., Class A 66,700 77,823
Ω#AK Medical Holdings, Ltd. 370,000 279,445
Ω*Akeso, Inc. 248,000 3,618,435
Alibaba Group Holding, Ltd.,
Class W 7,626,900 162,013,483
#Alibaba Group Holding, Ltd.,
Sponsored ADR 287,048 48,921,591
*Alibaba Health Information
Technology, Ltd. 2,328,000 1,737,269

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
ΩA-Living Smart City Services
Co., Ltd., Class H 586,500 $ 186,389
All Winner Technology Co.,
Ltd., Class A 31,290 201,256
Allmed Medical Products Co.,
Ltd., Class A 51,600 78,969
*Alpha Group, Class A 67,800 82,534
Ω*Alphamab Oncology 38,000 56,226
Aluminum Corp. of China, Ltd.,
Class H 3,466,000 4,405,970
*Amlogic Shanghai Co., Ltd.,
Class A 19,578 236,401
Amoy Diagnostics Co., Ltd.,
Class A 22,400 71,833
An Hui Wenergy Co., Ltd.,
Class A 106,900 122,926
ANE Cayman, Inc. 373,500 551,201
#Angang Steel Co., Ltd., Class
H 1,014,000 264,844
Angel Yeast Co., Ltd., Class A 49,500 269,801
Ω#Angelalign Technology, Inc. 47,800 393,608
Anhui Anfu Battery Technology
Co., Ltd. 15,300 86,572
Anhui Anke Biotechnology
Group Co., Ltd., Class A 69,300 106,155
Anhui Construction
Engineering Group Co., Ltd.,
Class A 110,100 73,274
#Anhui Expressway Co., Ltd.,
Class H 276,000 437,498
*Anhui Golden Seed Winery
Co., Ltd., Class A 38,000 55,435
Anhui Gujing Distillery Co.,
Ltd., Class A 15,700 354,902
Anhui Guofeng New Materials
Co., Ltd. 53,200 47,506
Anhui Heli Co., Ltd., Class A 53,400 156,176
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 70,800 71,175
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 38,300 97,333
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 62,500 50,634
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 44,300 316,782
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 158,340 142,505
Anhui Jinhe Industrial Co.,
Ltd., Class A 27,536 77,633
Anhui Kouzi Distillery Co., Ltd.,
Class A 33,900 154,310
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 64,500 54,427
*Anhui Tatfook Technology
Co., Ltd., Class A 57,400 93,487
Shares Value †
CHINA — (Continued)
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 50,860 $ 60,913
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 65,400 122,403
Anhui XDLK Microsystem
Corp., Ltd. 13,336 120,473
Anhui Xinbo Aluminum Co.,
Ltd. 22,100 52,812
Anhui Yingjia Distillery Co.,
Ltd., Class A 43,800 260,626
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 34,100 191,177
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 76,200 245,111
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 7,978 220,468
Anjoy Foods Group Co., Ltd.,
Class A 18,200 188,816
Anker Innovations Technology
Co., Ltd., Class A 16,407 269,294
ANTA Sports Products, Ltd. 1,090,200 11,361,802
Anton Oilfield Services Group 876,000 118,345
Anyang Iron & Steel, Inc. 166,500 59,145
Aoshikang Technology Co.,
Ltd., Class A 20,500 111,304
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 159,000 70,992
Apeloa Pharmaceutical Co.,
Ltd., Class A 75,200 164,078
ApicHope Pharmaceutical
Group Co., Ltd. 17,700 139,020
Appotronics Corp., Ltd. 26,144 66,184
APT Medical, Inc., Class A 6,542 253,514
Arcsoft Corp., Ltd., Class A 11,154 83,832
Arctech Solar Holding Co., Ltd. 5,956 35,833
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 51,200 300,274
Ω#AsiaInfo Technologies, Ltd. 292,000 338,880
Asian Star Anchor Chain Co.,
Ltd., Class A 18,500 26,806
*ASR Microelectronics Co.,
Ltd., Class A 11,243 147,360
Asymchem Laboratories
Tianjin Co., Ltd., Class A 5,600 77,125
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,900 38,847
Autel Intelligent Technology
Corp., Ltd., Class A 33,100 178,879
Autobio Diagnostics Co., Ltd.,
Class A 31,000 167,399
Avary Holding Shenzhen Co.,
Ltd., Class A 73,400 541,566
AviChina Industry &
Technology Co., Ltd., Class H 2,437,000 1,241,672

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
AVICOPTER PLC, Class A 21,500 $ 108,794
Bafang Electric Suzhou Co.,
Ltd., Class A 15,276 59,969
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 149,900 175,740
ΩBAIC Motor Corp., Ltd.,
Class H 2,262,500 585,114
Baiyin Nonferrous Group Co.,
Ltd., Class A 317,700 235,523
Bank of Beijing Co., Ltd.,
Class A 416,300 326,739
Bank of Changsha Co., Ltd.,
Class A 238,100 319,929
Bank of Chengdu Co., Ltd.,
Class A 171,200 404,068
Bank of China, Ltd., Class H 42,988,000 24,336,378
*Bank of Chongqing Co., Ltd.,
Class H 404,500 417,917
Bank of Communications Co.,
Ltd., Class H 5,283,000 4,690,139
Bank of Guiyang Co., Ltd.,
Class A 161,036 137,470
Bank of Hangzhou Co., Ltd.,
Class A 197,500 435,361
Bank of Jiangsu Co., Ltd.,
Class A 858,260 1,299,034
Bank of Nanjing Co., Ltd.,
Class A 542,880 862,083
Bank of Ningbo Co., Ltd.,
Class A 289,170 1,150,631
ΩBank of Qingdao Co., Ltd.,
Class H 28,000 15,455
Bank of Shanghai Co., Ltd.,
Class A 275,400 366,955
*Bank of Suzhou Co., Ltd.,
Class A 203,860 236,712
Bank of Xi'an Co., Ltd., Class
A 89,100 48,664
ΩBank of Zhengzhou Co., Ltd.,
Class H 398,000 65,546
*Baoding Tianwei Baobian
Electric Co., Ltd. 88,600 105,366
Baoji Titanium Industry Co.,
Ltd. 8,900 40,037
Baoshan Iron & Steel Co., Ltd.,
Class A 1,017,800 1,053,205
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 67,398
Baowu Magnesium
Technology Co., Ltd., Class A 13,440 27,004
Baoxiniao Holding Co., Ltd.,
Class A 136,600 75,375
#*Baozun, Inc., Class A 6,200 7,084
*Baozun, Inc., Class A,
Sponsored ADR 45,500 149,240
*BaTeLab Co., Ltd., Class H 12,600 86,570
#BBMG Corp., Class H 1,788,000 188,642
BBMG Jidong Cement Group
Co., Ltd., Class A 90,600 61,314
Shares Value †
CHINA — (Continued)
Bear Electric Appliance Co.,
Ltd., Class A 14,500 $ 98,129
Beauty Farm Medical And
Health Industry, Inc. 33,500 132,410
Befar Group Co., Ltd., Class A 176,800 107,238
Beibuwan Port Co., Ltd., Class
A 104,100 128,038
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 14,200 38,818
Beijing Balance Medical
Technology Co., Ltd. 3,853 61,969
Beijing BDStar Navigation Co.,
Ltd., Class A 20,000 84,552
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 68,223
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 60,600 49,009
Beijing Capital Development
Co., Ltd., Class A 195,000 168,381
*Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 487,400 218,303
*Beijing Capital International
Airport Co., Ltd., Class H 1,440,000 516,919
Beijing Career International
Co., Ltd., Class A 15,400 63,678
Beijing Changjiu Logistics
Corp., Class A 42,100 48,707
Beijing Compass Technology
Development Co., Ltd., Class
A 13,485 273,288
Beijing CTJ Information
Technology Co., Ltd., Class A 21,400 67,094
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 216,450 125,210
Beijing Dahao Technology
Corp., Ltd., Class A 37,100 99,701
Beijing Easpring Material
Technology Co., Ltd., Class A 23,400 227,289
Beijing eGOVA Co., Ltd.,
Class A 11,200 25,727
Beijing E-Hualu Information
Technology Co., Ltd., Class A 24,200 69,281
Beijing Energy International
Holding Co., Ltd. 75,400 11,933
Beijing Enlight Media Co., Ltd.,
Class A 68,500 162,059
Beijing Enterprises Holdings,
Ltd. 445,500 1,954,601
#Beijing Enterprises Water
Group, Ltd. 3,574,000 1,149,610
Beijing Fengjing Automotive
Parts Co., Ltd. 105,500 56,585
Beijing Forever Technology
Co., Ltd., Class A 33,200 29,554

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 70,600 $ 74,741
*Beijing Haixin Energy
Technology Co., Ltd., Class A 163,700 94,006
Beijing Haohua Energy
Resource Co., Ltd., Class A 71,000 76,959
Beijing Highlander Digital
Technology Co., Ltd., Class A 23,100 64,640
Beijing Hotgen Biotech Co.,
Ltd. 3,950 88,736
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 6,396 179,651
Beijing Jetsen Technology Co.,
Ltd., Class A 165,800 154,806
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,618,000 516,281
Beijing Jingyeda Technology
Co., Ltd. 13,600 41,322
Beijing Jingyuntong
Technology Co., Ltd., Class A 182,500 105,058
Beijing Kingsoft Office
Software, Inc., Class A 2,000 100,808
*Beijing Leike Defense
Technology Co., Ltd., Class A 93,300 72,180
Beijing New Building Materials
PLC, Class A 109,900 366,783
Beijing North Star Co., Ltd.,
Class H 774,000 86,640
Beijing Oriental Jicheng Co.,
Ltd. 22,400 93,566
Beijing Originwater Technology
Co., Ltd., Class A 134,279 82,201
Beijing Roborock Technology
Co., Ltd., Class A 8,645 198,335
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 20,400 47,604
Beijing Sanyuan Foods Co.,
Ltd. 114,100 77,538
Beijing Shiji Information
Technology Co., Ltd., Class A 87,954 121,886
Beijing Shougang Co., Ltd.,
Class A 336,900 198,670
Beijing Shunxin Agriculture
Co., Ltd., Class A 28,200 62,044
Beijing Sifang Automation Co.,
Ltd., Class A 39,300 155,495
Beijing Sinnet Technology Co.,
Ltd., Class A 72,800 139,319
*Beijing Sinohytec Co., Ltd.,
Class H 25,450 96,598
Beijing SL Pharmaceutical Co.,
Ltd., Class A 71,500 75,794
*Beijing Sojo Electric Co., Ltd.,
Class A 56,200 60,680
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 132,400 74,359
Shares Value †
CHINA — (Continued)
*Beijing Strong
Biotechnologies, Inc., Class A 49,000 $ 94,048
Beijing SuperMap Software
Co., Ltd., Class A 27,300 66,542
Beijing Teamsun Technology
Co., Ltd., Class A 71,200 190,840
*Beijing Thunisoft Corp., Ltd.,
Class A 56,700 63,767
Beijing Tiantan Biological
Products Corp., Ltd., Class A 113,864 294,642
Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 175,000 194,314
Beijing Tong Ren Tang Co.,
Ltd., Class A 73,400 349,261
Beijing Tricolor Technology
Co., Ltd., Class A 17,700 429,189
Beijing Ultrapower Software
Co., Ltd., Class A 106,700 182,172
Beijing United Information
Technology Co., Ltd., Class A 48,300 192,596
Beijing Wandong Medical
Technology Co., Ltd. 13,200 29,413
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 16,060 127,109
*Beijing Watertek Information
Technology Co., Ltd., Class A 112,700 97,157
*Beijing Yanjing Brewery Co.,
Ltd., Class A 96,700 159,532
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 95,626
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 11,630 22,714
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,502,600 1,823,650
*Beingmate Co., Ltd., Class A 78,001 69,434
*Beiqi Foton Motor Co., Ltd.,
Class A 530,000 223,244
Beken Corp., Class A 8,600 46,259
*BeOne Medicines, Ltd., Class
H 206,700 4,941,311
*BeOne Medicines, Ltd.,
Sponsored ADR 7,598 2,359,027
Best Pacific International
Holdings, Ltd. 40,000 16,881
Bestechnic Shanghai Co., Ltd. 7,813 269,858
Bestore Co., Ltd., Class A 26,800 46,622
Bestsun Energy Co., Ltd.,
Class A 200 119
*Bestway Marine & Energy
Technology Co., Ltd., Class A 84,900 80,343
Bethel Automotive Safety
Systems Co., Ltd., Class A 29,620 208,481
Betta Pharmaceuticals Co.,
Ltd., Class A 19,800 158,155
Beyondsoft Corp., Class A 43,691 83,612
BGI Genomics Co., Ltd., Class
A 14,118 97,526

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Bichamp Cutting Technology
Hunan Co., Ltd. 18,200 $ 51,107
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 25,200 56,541
#*Bilibili, Inc., Class Z 116,860 3,494,283
#*Bilibili, Inc., Class Z,
Sponsored ADR 6,220 188,155
Binjiang Service Group Co.,
Ltd. 46,500 147,418
*Biocytogen Pharmaceuticals
Beijing Co., Ltd., Class H 8,500 30,622
*Biwin Storage Technology
Co., Ltd. 12,612 231,973
Black Peony Group Co., Ltd.,
Class A 88,700 106,481
Bloomage Biotechnology
Corp., Ltd., Class A 20,805 157,712
Ω#Blue Moon Group Holdings,
Ltd. 493,500 188,582
Blue Sail Medical Co., Ltd.,
Class A 76,055 58,732
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 131,320 135,519
Bluestar Adisseo Co., Class A 66,100 87,332
ΩBOC Aviation, Ltd. 218,000 1,910,116
BOC International China Co.,
Ltd., Class A 101,400 200,031
*BOE HC SemiTek Corp.,
Class A 23,200 25,961
BOE Technology Group Co.,
Ltd., Class A 2,025,200 1,154,454
#BOE Varitronix, Ltd. 402,000 258,097
*Bohai Leasing Co., Ltd.,
Class A 418,800 209,922
*Bomin Electronics Co., Ltd. 43,900 73,102
Bosideng International
Holdings, Ltd. 3,892,000 2,383,613
BOTH Engineering Technology
Co., Ltd. 32,300 56,507
Bright Dairy & Food Co., Ltd.,
Class A 68,400 80,287
Bright Real Estate Group Co.,
Ltd., Class A 200 115
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 140,360
Bros Eastern Co., Ltd., Class A 112,100 84,048
B-Soft Co., Ltd., Class A 117,080 78,248
BTG Hotels Group Co., Ltd.,
Class A 70,000 142,806
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 41,500 61,531
BYD Co., Ltd. 2,000,100 25,888,431
#BYD Electronic International
Co., Ltd. 734,500 3,453,157
By-health Co., Ltd., Class A 47,200 83,170
#C&D International Investment
Group, Ltd. 648,269 1,329,534
C&S Paper Co., Ltd., Class A 35,400 39,614
Shares Value †
CHINA — (Continued)
Caitong Securities Co., Ltd.,
Class A 136,590 $ 164,930
Ω*CALB Group Co., Ltd.,
Class H 139,800 601,491
Camel Group Co., Ltd., Class
A 57,500 82,348
Cangzhou Dahua Co., Ltd.,
Class A 34,300 59,235
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 122,700 80,281
Canmax Technologies Co.,
Ltd., Class A 33,170 141,673
Canny Elevator Co., Ltd.,
Class A 53,900 55,548
Ω*CanSino Biologics, Inc.,
Class H 74,400 442,827
*Capital Environment Holdings,
Ltd. 8,000 88
*Castech, Inc., Class A 20,260 131,705
Cathay Biotech, Inc. 20,008 142,709
CCCC Design & Consulting
Group Co., Ltd., Class A 73,200 78,830
CCS Supply Chain
Management Co., Ltd., Class
A 88,300 59,137
CECEP Solar Energy Co.,
Ltd., Class A 196,400 128,502
*CECEP Techand Ecology &
Environment Co., Ltd., Class A 200 58
CECEP Wind-Power Corp.,
Class A 436,480 189,368
Center International Group
Co., Ltd., Class A 34,600 72,773
Central China Securities Co.,
Ltd., Class H 666,000 221,080
*CETC Chips Technology,
Inc., Class A 50,500 94,729
CETC Cyberspace Security
Technology Co., Ltd., Class A 16,100 41,345
CETC Digital Technology Co.,
Ltd., Class A 34,200 130,706
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 124,552
CGN Mining Co., Ltd. 930,000 467,860
CGN New Energy Holdings
Co., Ltd. 1,938,000 685,713
CGN Nuclear Technology
Development Co., Ltd., Class
A 70,300 79,951
ΩCGN Power Co., Ltd., Class
H 8,200,000 3,249,530
Changbai Mountain Tourism
Co., Ltd. 71,600 527,481
*Changchun Faway
Automobile Components Co.,
Ltd., Class A 69,500 91,922
Changchun High-Tech Industry
Group Co., Ltd., Class A 16,500 260,071

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Changchun UP Optotech Co.,
Ltd., Class A 7,700 $ 57,472
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 141,900 84,874
Changjiang Securities Co.,
Ltd., Class A 72,900 90,277
Changshu Fengfan Power
Equipment Co., Ltd., Class A 70,100 47,244
Changzheng Engineering
Technology Co., Ltd., Class A 10,100 26,901
Changzhou Qianhong
Biopharma Co., Ltd., Class A 71,700 93,623
*Changzhou Xingyu
Automotive Lighting Systems
Co., Ltd., Class A 14,800 269,308
Chaozhou Three-Circle Group
Co., Ltd., Class A 50,100 349,534
Cheng De Lolo Co., Ltd.,
Class A 68,000 88,124
Chengdu ALD Aviation
Manufacturing Corp., Class A 13,100 48,190
Chengdu B-Ray Media Co.,
Ltd., Class A 70,200 49,479
Chengdu Corp.RO Technology
Co., Ltd., Class A 27,000 87,343
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 17,600 28,072
Chengdu Galaxy Magnets Co.,
Ltd., Class A 15,800 76,535
Chengdu Guibao Science &
Technology Co., Ltd. 20,000 62,986
Chengdu Guoguang Electric
Co., Ltd., Class A 5,733 72,364
Chengdu Haoneng Technology
Co., Ltd., Class A 270,600 515,193
Chengdu Hi-tech Development
Co., Ltd. 13,600 95,456
Chengdu Hongqi Chain Co.,
Ltd., Class A 154,900 119,618
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 45,600 216,660
Chengdu Kanghua Biological
Products Co., Ltd., Class A 8,700 94,351
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 77,300
Chengdu Spaceon Electronics
Co., Ltd., Class A 24,300 59,946
Chengdu Wintrue Holding Co.,
Ltd., Class A 87,000 127,527
Chengdu Xingrong
Environment Co., Ltd., Class A 144,200 142,940
Chenguang Biotech Group
Co., Ltd., Class A 32,700 61,339
Chengxin Lithium Group Co.,
Ltd., Class A 36,200 129,608
Chengzhi Co., Ltd., Class A 55,500 59,690
#Chervon Holdings, Ltd. 173,200 449,257
Shares Value †
CHINA — (Continued)
Chifeng Jilong Gold Mining
Co., Ltd., Class A 106,400 $ 445,036
China Aerospace International
Holdings, Ltd. 658,000 48,257
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 62,500 56,425
China Aircraft Leasing Group
Holdings, Ltd. 32,480 18,597
*China Aluminum International
Engineering Corp., Ltd., Class
H 121,000 39,855
China Animal Husbandry
Industry Co., Ltd., Class A 80,000 86,377
*China Automotive
Engineering Research Institute
Co., Ltd., Class A 53,800 132,267
China Baoan Group Co., Ltd.,
Class A 77,500 124,701
Ω*China Bohai Bank Co., Ltd.,
Class H 615,000 80,711
China CAMC Engineering Co.,
Ltd., Class A 63,400 75,753
#China Chunlai Education
Group Co., Ltd. 53,000 29,732
China Cinda Asset
Management Co., Ltd., Class
H 7,722,000 1,251,862
China CITIC Bank Corp., Ltd.,
Class H 7,901,000 7,532,798
China Coal Energy Co., Ltd.,
Class H 2,552,000 3,595,430
China Coal Xinji Energy Co.,
Ltd., Class A 180,400 183,383
China Communications
Services Corp., Ltd., Class H 2,002,000 1,200,345
China Conch Venture
Holdings, Ltd. 1,566,000 1,958,457
China Construction Bank
Corp., Class H 61,569,000 60,997,054
China CSSC Holdings, Ltd.,
Class A 107,700 542,866
China CYTS Tours Holding
Co., Ltd., Class A 60,300 82,124
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,471,000 756,669
China Design Group Co., Ltd.,
Class A 58,500 64,149
#*<China Dili Group 76,000 1,211
ΩChina East Education
Holdings, Ltd. 569,500 479,212
#*China Eastern Airlines Corp.,
Ltd., Class H 1,326,000 680,726
#China Education Group
Holdings, Ltd. 850,647 326,153
China Energy Engineering
Corp., Ltd., Class A 2,216 750
#China Energy Engineering
Corp., Ltd., Class H 1,656,000 247,158

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
China Everbright Bank Co.,
Ltd., Class H 1,440,000 $ 591,030
China Everbright Environment
Group, Ltd. 2,723,000 1,685,190
*China Express Airlines Co.,
Ltd., Class A 48,900 73,258
ΩChina Feihe, Ltd. 3,796,000 2,026,891
China Film Group Co., Ltd.,
Class A 60,500 122,831
*China First Heavy Industries
Co., Ltd., Class A 289,100 130,703
China Foods, Ltd. 288,000 153,779
China Galaxy Securities Co.,
Ltd., Class H 3,253,000 4,679,311
China Gas Holdings, Ltd. 2,392,816 2,459,870
*China Glass Holdings, Ltd. 2,000 118
China Gold International
Resources Corp., Ltd. 224,400 3,793,798
*China Great Wall Securities
Co., Ltd., Class A 77,600 120,395
*China Greatwall Technology
Group Co., Ltd., Class A 72,400 171,896
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 92,600 113,243
China Hainan Rubber Industry
Group Co., Ltd., Class A 122,500 97,006
China Haisum Engineering
Co., Ltd. 33,200 49,085
China Hanking Holdings, Ltd. 241,000 134,885
China Harmony Auto Holding,
Ltd. 354,000 56,934
*China High Speed Railway
Technology Co., Ltd., Class A 189,900 76,789
China Hongqiao Group, Ltd. 2,956,193 11,228,072
ΩChina International Capital
Corp., Ltd., Class H 1,200,800 3,266,117
China International Marine
Containers Group Co., Ltd.,
Class H 441,900 403,681
China Isotope & Radiation
Corp., Class H 5,400 13,326
China Jinmao Holdings Group,
Ltd. 4,729,807 815,463
China Jushi Co., Ltd., Class A 151,609 349,101
China Kepei Education Group,
Ltd. 394,000 73,506
*China Kings Resources
Group Co., Ltd., Class A 37,088 95,711
China Leadshine Technology
Co., Ltd., Class A 15,200 94,202
China Lesso Group Holdings,
Ltd. 1,124,000 643,550
China Life Insurance Co., Ltd.,
Class H 3,415,000 10,773,758
China Lilang, Ltd. 237,000 102,762
Ω*China Literature, Ltd., Class
H 268,600 1,443,878
China Longyuan Power Group
Corp., Ltd., Class H 2,079,000 1,925,941
Shares Value †
CHINA — (Continued)
*China Maple Leaf Educational
Systems, Ltd. 4,000 $ 198
China Medical System
Holdings, Ltd. 990,000 1,710,674
China Meheco Group Co.,
Ltd., Class A 68,320 108,203
China Meidong Auto Holdings,
Ltd. 426,000 97,015
China Mengniu Dairy Co., Ltd. 2,442,000 4,442,742
China Merchants Bank Co.,
Ltd., Class H 2,778,500 17,388,415
China Merchants Energy
Shipping Co., Ltd., Class A 335,000 435,551
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 110,700 159,470
China Merchants Port Holdings
Co., Ltd. 1,162,254 2,249,080
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,600 75,047
ΩChina Merchants Securities
Co., Ltd., Class H 329,600 661,134
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 253,900 336,882
China Minsheng Banking
Corp., Ltd., Class H 5,818,000 2,979,290
#China Modern Dairy
Holdings, Ltd. 2,181,000 339,545
China National Accord
Medicines Corp., Ltd., Class A 24,800 88,514
China National Building
Material Co., Ltd., Class H 1,835,028 1,300,919
China National Chemical
Engineering Co., Ltd., Class A 178,200 193,406
China National Electric
Apparatus Research Institute
Co., Ltd. 13,910 62,927
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 76,100 88,257
China National Medicines
Corp., Ltd., Class A 27,400 114,567
China National Nuclear Power
Co., Ltd., Class A 969,600 1,222,508
*China National Software &
Service Co., Ltd., Class A 25,100 184,279
Ω*China New Higher
Education Group, Ltd. 922,756 146,032
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 84,300 78,947
China Nonferrous Mining
Corp., Ltd. 1,261,000 2,328,215
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 94,000 670,594

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*China Oil & Gas Group, Ltd.,
Class H 460,000 $ 10,298
China Oilfield Services, Ltd.,
Class H 1,640,000 1,597,334
#China Overseas Grand
Oceans Group, Ltd. 1,348,879 376,607
China Overseas Land &
Investment, Ltd. 3,325,000 5,574,323
China Overseas Property
Holdings, Ltd. 1,150,000 717,622
China Pacific Insurance Group
Co., Ltd., Class H 2,630,000 10,659,144
China Petroleum & Chemical
Corp., Class H 20,796,000 11,050,601
#China Power International
Development, Ltd. 2,412,000 1,039,628
China Publishing & Media Co.,
Ltd., Class A 51,900 49,989
China Qinfa Group, Ltd. 576,000 216,402
China Railway Group, Ltd.,
Class H 3,055,000 1,548,686
China Railway Hi-tech Industry
Co., Ltd., Class A 89,200 105,328
China Railway Materials Co.,
Ltd., Class A 139,200 52,379
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 1,270,000 557,204
*China Railway Tielong
Container Logistics Co., Ltd.,
Class A 105,500 95,690
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 20,100 148,727
China Reinsurance Group
Corp., Class H 3,890,000 790,793
China Resource and
Environment Co., Ltd. 104,700 63,212
China Resources Beer
Holdings Co., Ltd. 1,500,000 5,133,682
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 16,400 58,165
China Resources Building
Materials Technology
Holdings, Ltd. 2,072,000 450,539
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 64,900 175,503
China Resources Gas Group,
Ltd. 833,300 2,290,122
China Resources Land, Ltd. 2,758,500 9,959,022
#China Resources Medical
Holdings Co., Ltd. 806,500 350,733
China Resources
Microelectronics, Ltd., Class A 36,176 257,723
ΩChina Resources Mixc
Lifestyle Services, Ltd. 608,000 3,177,602
Ω#China Resources
Pharmaceutical Group, Ltd. 2,404,500 1,540,672
Shares Value †
CHINA — (Continued)
China Resources Power
Holdings Co., Ltd. 1,412,000 $ 3,375,487
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 66,341 268,540
China Risun Group, Ltd. 830,000 249,891
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 74
*China Ruyi Holdings, Ltd. 5,828,000 2,077,090
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 134,000 42,413
China Science Publishing &
Media, Ltd., Class A 12,100 33,146
ΩChina Shengmu Organic
Milk, Ltd. 819,000 36,355
China Shenhua Energy Co.,
Ltd., Class H 2,305,500 12,001,818
*China Southern Airlines Co.,
Ltd., Class H 1,730,000 1,041,713
*China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 37,300 25,819
*China Southern Power Grid
Technology Co., Ltd., Class A 15,266 113,709
China State Construction
Development Holdings, Ltd. 48,000 7,288
China State Construction
Engineering Corp., Ltd., Class
A 1,771,500 1,350,591
China State Construction
International Holdings, Ltd. 1,416,000 1,610,540
China Sunshine Paper
Holdings Co., Ltd. 97,000 21,217
China Suntien Green Energy
Corp., Ltd., Class H 1,236,000 691,773
China Taiping Insurance
Holdings Co., Ltd. 1,531,600 3,484,044
China Testing & Certification
International Group Co., Ltd.,
Class A 50,774 46,552
China Tianying, Inc., Class A 148,500 122,390
China Tobacco International
HK Co., Ltd. 210,000 1,022,954
China Tourism Group Duty
Free Corp., Ltd., Class A 1,400 14,953
Ω#*China Tourism Group Duty
Free Corp., Ltd., Class H 76,600 658,357
ΩChina Tower Corp., Ltd.,
Class H 5,007,700 7,235,592
#China Traditional Chinese
Medicine Holdings Co., Ltd. 2,642,000 795,435
China TransInfo Technology
Co., Ltd., Class A 60,100 93,834
#China Travel International
Investment Hong Kong, Ltd. 1,768,000 391,261
China Tungsten And Hightech
Materials Co., Ltd., Class A 102,540 337,037
China Union Holdings, Ltd.,
Class A 120,700 69,313

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*China Vanke Co., Ltd., Class
H 1,607,219 $ 909,879
China Wafer Level CSP Co.,
Ltd., Class A 32,800 135,349
China Water Affairs Group,
Ltd. 526,000 425,012
China West Construction
Group Co., Ltd., Class A 94,200 87,293
China World Trade Center Co.,
Ltd., Class A 27,800 78,768
China XD Electric Co., Ltd.,
Class A 177,900 199,075
China XLX Fertiliser, Ltd. 727,000 685,637
China Yangtze Power Co.,
Ltd., Class A 1,011,107 3,989,204
China Yongda Automobiles
Services Holdings, Ltd. 1,113,500 244,987
Ω#*China Youran Dairy Group,
Ltd., Class A 885,000 368,930
Ω*China Yuhua Education
Corp., Ltd., Class A 1,060,000 76,375
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 18,900 133,797
China Zheshang Bank Co.,
Ltd., Class H 1,816,900 591,436
#Chinasoft International, Ltd. 2,684,000 2,009,840
Chongqing Brewery Co., Ltd.,
Class A 22,600 170,398
Chongqing Changan
Automobile Co., Ltd., Class A 270,500 470,567
Chongqing Chuanyi
Automation Co., Ltd. 10,900 35,720
*Chongqing Department Store
Co., Ltd., Class A 23,900 91,811
*<Chongqing Dima Industry
Co., Ltd., Class A 400 48
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 100,133 139,045
*Chongqing Fuling Zhacai
Group Co., Ltd., Class A 29,500 54,342
Chongqing Gas Group Corp.,
Ltd., Class A 45,200 37,189
Chongqing Machinery &
Electric Co., Ltd., Class H 1,102,000 262,307
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 24,200 55,622
Chongqing Port Co., Ltd. 107,600 82,034
*Chongqing Qianli Technology
Co., Ltd., Class A 69,200 115,718
Chongqing Road & Bridge Co.,
Ltd., Class A 93,600 89,102
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,910,000 1,570,328
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 89,900 106,659
Shares Value †
CHINA — (Continued)
*Chongqing Taiji Industry
Group Co., Ltd. 24,100 $ 71,059
Chongqing Zhifei Biological
Products Co., Ltd., Class A 74,650 215,809
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 56,100 187,545
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 53,820 97,405
#Chow Tai Fook Jewellery
Group, Ltd. 1,398,600 2,738,824
Chow Tai Seng Jewellery Co.,
Ltd., Class A 55,700 108,237
*CIFI Holdings Group Co., Ltd. 1,894,000 54,586
CIG Shanghai Co., Ltd., Class
A 10,000 144,673
CIMC Enric Holdings, Ltd. 604,000 582,847
Cinda Real Estate Co., Ltd.,
Class A 200 105
Cisen Pharmaceutical Co.,
Ltd., Class A 37,400 111,377
CITIC Heavy Industries Co.,
Ltd., Class A 73,600 77,607
CITIC Securities Co., Ltd.,
Class H 1,337,625 5,090,830
CITIC, Ltd. 4,676,000 7,231,610
City Development Environment
Co., Ltd., Class A 46,500 97,476
#*Citychamp Watch &
Jewellery Group, Ltd. 1,064,000 25,052
*ClouDr Group, Ltd. 93,300 14,405
#*CMGE Technology Group,
Ltd., Class H 834,000 42,386
#CMOC Group, Ltd., Class H 3,186,000 6,894,897
CMST Development Co., Ltd.,
Class A 95,900 80,116
CNGR Advanced Material Co.,
Ltd., Class A 40,020 258,699
CNOOC Energy Technology &
Services, Ltd., Class A 502,800 275,323
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 76,960 85,688
COFCO Biotechnology Co.,
Ltd., Class A 64,400 53,620
COFCO Capital Holdings Co.,
Ltd., Class A 34,700 61,875
#*COFCO Joycome Foods,
Ltd., Class A 2,508,000 535,663
COFCO Sugar Holding Co.,
Ltd., Class A 122,100 267,952
Cofoe Medical Technology
Co., Ltd., Class A 15,200 93,284
*COL Group Co., Ltd., Class A 22,700 90,963
Comba Telecom Systems
Holdings, Ltd. 1,118,000 422,907
Concord New Energy Group,
Ltd. 3,960,000 196,161
Contec Medical Systems Co.,
Ltd., Class A 21,200 48,935

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Contemporary Amperex
Technology Co., Ltd., Class A 187,360 $ 10,227,098
Continental Aerospace
Technologies Holding, Ltd. 1,366,000 23,551
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,138,000 1,610,612
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 185,400 189,506
COSCO SHIPPING
Technology Co., Ltd. 23,000 56,804
Cosonic Intelligent
Technologies Co., Ltd., Class
A 24,600 57,370
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 69,517
CRRC Corp., Ltd., Class H 3,777,000 2,862,321
Crystal Clear Electronic
Material Co., Ltd., Class A 46,200 113,193
ΩCSC Financial Co., Ltd.,
Class H 577,000 977,727
CSG Holding Co., Ltd., Class
A 93,700 62,622
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 28,100 139,667
CSPC Pharmaceutical Group,
Ltd. 7,670,000 7,549,407
CSSC Science & Technology
Co., Ltd., Class A 22,200 37,342
CTS International Logistics
Corp., Ltd., Class A 83,500 72,336
Cybrid Technologies, Inc. 32,200 52,761
Daan Gene Co., Ltd., Class A 32,560 29,807
Dajin Heavy Industry Co., Ltd.,
Class A 30,000 211,871
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,600 85,538
#Dalipal Holdings, Ltd. 286,000 238,450
Daqin Railway Co., Ltd., Class
A 730,600 587,783
Dashang Co., Ltd., Class A 25,764 63,666
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 69,066 177,265
Datang International Power
Generation Co., Ltd., Class H 2,098,000 645,148
*Datang Telecom Technology
Co., Ltd. 27,600 31,815
*DBAPP Security, Ltd. 6,122 49,253
DBG Technology Co., Ltd.,
Class A 36,400 157,564
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 82,217
Deppon Logistics Co., Ltd.,
Class A 41,400 86,668
*Dezhan Healthcare Co., Ltd. 160,900 98,949
DHC Software Co., Ltd., Class
A 115,800 168,117
Shares Value †
CHINA — (Continued)
Dian Diagnostics Group Co.,
Ltd., Class A 30,300 $ 69,260
Digital China Group Co., Ltd.,
Class A 30,500 184,270
Digital China Information
Service Group Co., Ltd., Class
A 50,500 134,364
Dirui Industrial Co., Ltd., Class
A 9,500 18,167
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 176,965
Dong-E-E-Jiao Co., Ltd., Class
A 35,100 234,041
#Dongfang Electric Corp., Ltd.,
Class H 179,600 438,821
Dongfang Electronics Co.,
Ltd., Class A 71,500 119,464
DongFeng Automobile Co.,
Ltd., Class A 28,200 30,606
Dongfeng Electronic
Technology Co., Ltd., Class A 42,300 74,239
*Dongguan Aohai Technology
Co., Ltd., Class A 11,800 78,018
Dongguan Development
Holdings Co., Ltd., Class A 50,900 84,259
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 5,543 73,157
Dongguan Yutong Optical
Technology Co., Ltd. 23,300 100,858
Donghua Testing Technology
Co., Ltd. 7,800 59,128
Dongjiang Environmental Co.,
Ltd., Class H 146,800 47,031
Dongxing Securities Co., Ltd.,
Class A 124,300 221,121
Dongyue Group, Ltd. 1,794,000 2,310,535
Double Medical Technology,
Inc., Class A 8,400 59,017
*DPC Dash, Ltd. 30,700 348,388
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 323,000 226,909
Eaglerise Electric & Electronic
China Co., Ltd. 24,600 88,249
East Money Information Co.,
Ltd., Class A 583,499 2,089,119
Eastcompeace Technology
Co., Ltd., Class A 35,810 121,726
Eastern Communications Co.,
Ltd., Class A 27,800 51,055
E-Commodities Holdings, Ltd. 1,176,000 125,586
Ecovacs Robotics Co., Ltd.,
Class A 20,900 262,341
Edan Instruments, Inc., Class
A 40,300 78,481
Edifier Technology Co., Ltd.,
Class A 46,600 83,814
Edvantage Group Holdings,
Ltd. 49,740 8,960
#EEKA Fashion Holdings, Ltd. 325,000 327,417

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*EFORT Intelligent Robot Co.,
Ltd. 8,692 $ 27,752
Electric Connector Technology
Co., Ltd., Class A 19,300 136,521
<Elion Energy Co., Ltd., Class
A 195,190 1,918
ENN Energy Holdings, Ltd. 528,100 4,596,635
ENN Natural Gas Co., Ltd.,
Class A 79,400 217,612
Eoptolink Technology, Inc.,
Ltd., Class A 41,556 2,008,936
Era Co., Ltd., Class A 101,100 60,470
Espressif Systems Shanghai
Co., Ltd. 6,232 146,388
Essex Bio-technology, Ltd. 146,000 80,775
Estun Automation Co., Ltd.,
Class A 14,400 50,869
Eternal Asia Supply Chain
Management, Ltd., Class A 87,100 62,247
EVA Precision Industrial
Holdings, Ltd. 178,000 27,254
Eve Energy Co., Ltd., Class A 76,200 889,932
Ever Sunshine Services
Group, Ltd. 632,000 142,302
Everbright Jiabao Co., Ltd.,
Class A 200 78
ΩEverbright Securities Co.,
Ltd., Class H 174,000 218,278
Ω*Everest Medicines, Ltd. 148,000 932,688
EverProX Technologies Co.,
Ltd., Class A 10,900 153,210
Explosive Co., Ltd., Class A 38,600 74,954
Eyebright Medical Technology
Beijing Co., Ltd. 6,816 62,052
Fangda Carbon New Material
Co., Ltd., Class A 67,100 58,034
Fangda Special Steel
Technology Co., Ltd., Class A 127,800 106,227
Far East Smarter Energy Co.,
Ltd., Class A 94,500 103,493
*Farasis Energy Gan Zhou
Co., Ltd. 28,584 71,638
FAWER Automotive Parts Co.,
Ltd., Class A 82,985 65,481
Feilong Auto Components Co.,
Ltd. 43,000 135,661
Fengzhushou Co., Ltd., Class
A 9,880 48,386
*Ferrotec Anhui Technology
Development Co., Ltd., Class
A 28,400 155,672
FESCO Group Co., Ltd., Class
A 25,300 67,315
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 44,600 152,231
Fibocom Wireless, Inc., Class
A 37,200 142,642
Financial Street Holdings Co.,
Ltd., Class A 89,600 37,992
Shares Value †
CHINA — (Continued)
First Capital Securities Co.,
Ltd., Class A 146,100 $ 158,772
#Flat Glass Group Co., Ltd.,
Class H 252,000 396,212
Focus Lightings Tech Co.,
Ltd., Class A 17,700 22,416
Focus Media Information
Technology Co., Ltd., Class A 572,400 622,851
Focused Photonics Hangzhou,
Inc., Class A 37,500 87,402
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 40,500 28,944
Foryou Corp., Class A 29,700 132,023
Foshan Electrical and Lighting
Co., Ltd., Class A 116,100 102,697
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 187,007 1,000,644
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 45,400 55,648
Fosun International, Ltd. 811,500 514,744
Founder Securities Co., Ltd.,
Class A 220,900 255,257
Foxconn Industrial Internet
Co., Ltd., Class A 703,200 7,108,765
Friend Co., Ltd. 46,100 92,818
Fu Shou Yuan International
Group, Ltd. 1,218,000 460,734
Fuan Pharmaceutical Group
Co., Ltd., Class A 100 63
Fufeng Group, Ltd. 1,756,000 1,816,505
*Fujian Apex Software Co.,
Ltd. 14,900 82,866
Fujian Boss Software
Development Co., Ltd., Class
A 36,900 70,616
Fujian Funeng Co., Ltd., Class
A 182,145 258,554
Fujian Fuxin Software
Development JSC, Ltd., Class
A 5,296 79,861
*Fujian Kuncai Material
Technology Co., Ltd. 15,400 39,893
Fujian Longking Co., Ltd.,
Class A 100 237
Fujian Qingshan Paper
Industry Co., Ltd. 130,700 65,696
*Fujian Snowman Group Co.,
Ltd., Class A 50,400 78,265
Fujian Star-net Communication
Co., Ltd., Class A 17,500 65,825
*Fujian Sunner Development
Co., Ltd., Class A 66,700 158,456
Fujian Tianma Science &
Technology Group Co., Ltd. 42,100 84,114
Fujian Yongfu Power
Engineering Co., Ltd., Class A 11,200 43,779
*Fujian Yuanli Active Carbon
Co., Ltd. 34,000 79,006

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Fulin Precision Co., Ltd., Class
A 77,500 $ 212,840
Fushun Special Steel Co., Ltd.,
Class A 39,600 29,135
ΩFuyao Glass Industry Group
Co., Ltd., Class H 468,000 4,175,883
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 27,800 265,344
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 242,160 1,598,364
Gansu Energy Chemical Co.,
Ltd., Class A 275,600 100,222
Gansu Shangfeng Cement
Co., Ltd., Class A 51,720 81,985
Gansu Yasheng Industrial
Group Co., Ltd., Class A 137,200 59,717
Gaona Aero Material Co., Ltd.,
Class A 34,000 79,101
*G-bits Network Technology
Xiamen Co., Ltd., Class A 3,400 225,790
GCL Energy Technology Co.,
Ltd., Class A 102,400 153,983
*GCL System Integration
Technology Co., Ltd., Class A 298,700 104,428
#*GCL Technology Holdings,
Ltd., Class A 16,814,000 2,942,158
GD Power Development Co.,
Ltd., Class A 562,368 417,695
*GDS Holdings, Ltd., Class A 588,900 2,588,305
#*GDS Holdings, Ltd.,
Sponsored ADR 11,243 401,375
Geely Automobile Holdings,
Ltd. 4,633,000 10,968,220
GEM Co., Ltd., Class A 244,000 291,885
Gemdale Corp., Class A 144,600 79,383
#Gemdale Properties &
Investment Corp., Ltd. 4,472,000 100,692
*GemPharmatech Co., Ltd.,
Class A 26,751 66,931
*Genimous Technology Co.,
Ltd., Class A 54,000 69,147
*Genscript Biotech Corp. 904,000 1,872,623
Geovis Technology Co., Ltd.,
Class A 42,751 244,900
GEPIC Energy Development
Co., Ltd., Class A 95,100 93,067
Getein Biotech, Inc., Class A 45,300 52,982
GF Securities Co., Ltd., Class
H 766,000 1,849,904
Ω#Giant Biogene Holding Co.,
Ltd. 275,800 1,320,059
Giant Network Group Co., Ltd.,
Class A 68,300 336,501
Giantec Semiconductor Corp. 2,610 60,832
GigaDevice Semiconductor,
Inc., Class A 8,900 274,913
Ginlong Technologies Co.,
Ltd., Class A 20,200 228,114
*Glarun Technology Co., Ltd.,
Class A 57,900 232,177
Shares Value †
CHINA — (Continued)
#*Global New Material
International Holdings, Ltd. 203,000 $ 130,332
GoerTek, Inc., Class A 125,700 579,767
Goke Microelectronics Co.,
Ltd., Class A 9,200 115,416
Goldenmax International
Group, Ltd., Class A 34,400 79,452
Goldwind Science &
Technology Co., Ltd., Class H 545,600 926,626
Goneo Group Co., Ltd., Class
A 26,912 165,011
Goodbaby International
Holdings, Ltd. 740,000 113,301
*GoodWe Technologies Co.,
Ltd., Class A 8,566 73,161
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 44,138
Gotion High-tech Co., Ltd.,
Class A 93,700 598,728
#Grand Pharmaceutical
Group, Ltd. 1,122,000 1,192,419
Grandblue Environment Co.,
Ltd., Class A 33,900 133,987
*Grandjoy Holdings Group Co.,
Ltd., Class A 89,800 37,447
Great Wall Motor Co., Ltd. 2,147,500 4,180,499
Greatoo Intelligent Equipment,
Inc., Class A 68,400 74,717
Greattown Holdings, Ltd.,
Class A 20,100 15,465
Gree Electric Appliances, Inc.
of Zhuhai, Class A 169,700 947,113
#Greentown China Holdings,
Ltd. 972,500 1,038,541
Ω#Greentown Management
Holdings Co., Ltd. 356,000 138,329
Greentown Service Group Co.,
Ltd. 1,530,000 879,944
GRG Banking Equipment Co.,
Ltd., Class A 74,900 135,135
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 89,421
Grinm Advanced Materials
Co., Ltd., Class A 40,000 127,656
*Guangdong Advertising
Group Co., Ltd., Class A 59,900 71,487
Guangdong Aofei Data
Technology Co., Ltd., Class A 37,919 108,024
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 76,991
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 232,500 125,027
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 121,872
Guangdong DFP New Material
Group Co., Ltd. 141,700 96,891

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 $ 176,601
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,100 83,837
Guangdong Dowstone
Technology Co., Ltd., Class A 21,900 75,919
Guangdong Electric Power
Development Co., Ltd., Class
A 122,800 81,898
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 84,182
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 24,000 57,049
Guangdong Goworld Co., Ltd.,
Class A 44,200 80,615
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 11,900 18,379
Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 56,036
Guangdong Haid Group Co.,
Ltd., Class A 61,200 501,733
*Guangdong HEC Technology
Holding Co., Ltd., Class A 116,500 351,680
Guangdong Hongda Holdings
Group Co., Ltd., Class A 36,427 205,297
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 62,100 112,477
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 25,900 73,966
Guangdong Huate Gas Co.,
Ltd. 7,580 68,454
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 29,745 177,495
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 30,400 96,891
*Guangdong Land Holdings,
Ltd. 342,768 11,687
Guangdong Lingxiao Pump
Industry Co., Ltd. 37,300 91,178
*Guangdong Marubi
Biotechnology Co., Ltd., Class
A 14,000 67,875
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 103,800 169,205
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 59,700 72,171
Guangdong Sirio Pharma Co.,
Ltd., Class A 26,981 90,881
Guangdong South New Media
Co., Ltd., Class A 14,900 101,066
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 60,700 92,811
Shares Value †
CHINA — (Continued)
Guangdong Topstar
Technology Co., Ltd., Class A 20,300 $ 94,570
Guangdong Vanward New
Electric Co., Ltd., Class A 34,700 56,272
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 45,600 96,869
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 64,900 60,141
Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 226,900 85,379
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 36,400 98,740
Guanghui Energy Co., Ltd.,
Class A 423,800 313,584
Guangshen Railway Co., Ltd.,
Class H 1,614,000 473,472
Guangxi Energy Co., Ltd.,
Class A 120 66
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 31,800 143,323
Guangxi Liugong Machinery
Co., Ltd., Class A 76,600 125,189
Guangxi LiuYao Group Co.,
Ltd., Class A 32,500 85,149
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 155,200 213,115
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 124,000 299,303
*Guangzhou Development
Group, Inc., Class A 184,800 178,255
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,500 101,855
Guangzhou Haige
Communications Group, Inc.
Co., Class A 75,900 124,790
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 48,726
Guangzhou KDT Machinery
Group Co., Ltd., Class A 30,900 71,108
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 9,400 39,462
Guangzhou Lingnan Group
Holdings Co., Ltd. 41,400 85,448
Guangzhou Port Co., Ltd.,
Class A 124,300 58,640
#*Guangzhou R&F Properties
Co., Ltd., Class H 303,600 21,094
*Guangzhou Restaurant Group
Co., Ltd., Class A 27,200 64,961
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,100 123,597
Guangzhou Sie Consulting
Co., Ltd., Class A 14,900 52,573

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 $ 435,185
Guangzhou Wondfo Biotech
Co., Ltd., Class A 19,700 61,018
Guangzhou Zhiguang Electric
Co., Ltd., Class A 46,700 54,291
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 76,913
Guilin Layn Natural Ingredients
Corp. 48,400 54,976
*Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 25,200 52,896
*»Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 85,800 69,992
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 62,700 86,009
Guizhou Chanhen Chemical
Corp., Class A 34,200 163,983
Guizhou Gas Group Corp.,
Ltd., Class A 70,900 70,181
Guizhou Guihang Automotive
Components Co., Ltd., Class A 26,300 53,580
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 87,900 63,559
Guizhou Qianyuan Power Co.,
Ltd. 28,500 70,827
Guizhou Sanli Pharmaceutical
Co., Ltd. 24,600 41,758
*Guizhou Tyre Co., Ltd. 145,500 101,940
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 167,100 89,624
Guizhou Zhenhua E-chem,
Inc., Class A 43,547 90,735
*Guizhou Zhongyida Co., Ltd. 21,900 34,562
*Guocheng Mining Co., Ltd.,
Class A 48,100 122,508
*Guoguang Electric Co., Ltd.,
Class A 9,100 20,239
Guomai Technologies, Inc.,
Class A 31,500 49,845
#Guoquan Food Shanghai
Co., Ltd., Class H 150,400 74,501
*Guosheng Securities, Inc.,
Class A 71,400 209,621
ΩGuotai Haitong Securities
Co., Ltd., Class H 1,440,760 2,758,358
Guoyuan Securities Co., Ltd.,
Class A 172,200 211,797
Gushengtang Holdings, Ltd. 112,900 414,866
H World Group, Ltd. 1,117,800 4,352,002
H World Group, Ltd.,
Sponsored ADR 12,890 497,554
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,142,000 107,262
Ω#Haidilao International
Holding, Ltd. 1,219,000 2,007,565
Shares Value †
CHINA — (Continued)
Haier Smart Home Co., Ltd.,
Class A 16,100 $ 60,605
Haier Smart Home Co., Ltd.,
Class H 2,246,800 7,296,420
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 24,700 46,090
*Hainan Airlines Holding Co.,
Ltd., Class A 574,800 142,848
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 3,187 18,937
Hainan Haide Capital
Management Co., Ltd., Class
A 26,680 28,095
*Hainan Haiqi Transportation
Group Co., Ltd. 8,700 34,484
Hainan Jinpan Smart
Technology Co., Ltd. 22,306 214,471
*Hainan Meilan International
Airport Co., Ltd., Class A 179,000 241,823
Hainan Mining Co., Ltd., Class
A 27,600 37,822
Hainan Strait Shipping Co.,
Ltd., Class A 98,900 187,601
Haisco Pharmaceutical Group
Co., Ltd., Class A 27,000 214,757
Haitian International Holdings,
Ltd. 419,000 1,145,050
Hand Enterprise Solutions Co.,
Ltd., Class A 41,500 105,465
*Hangcha Group Co., Ltd.,
Class A 73,060 294,712
Hangjin Technology Co., Ltd.,
Class A 28,440 86,052
Hangxiao Steel Structure Co.,
Ltd., Class A 192,682 73,315
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 147,700 220,236
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 24,000 281,709
Hangzhou DPtech
Technologies Co., Ltd., Class
A 15,900 53,199
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 16,900 46,745
Hangzhou First Applied
Material Co., Ltd., Class A 104,440 230,223
Hangzhou GreatStar Industrial
Co., Ltd. 59,300 256,691
Hangzhou Greenda Electronic
Materials Co., Ltd. 13,800 58,341
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 15,820 72,411
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 5,957 68,442
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 43,224 53,467

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou Iron & Steel Co. 84,600 $ 108,449
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 24,000 117,940
Hangzhou Onechance Tech
Corp., Class A 12,300 52,725
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 51,900 201,486
Hangzhou Robam Appliances
Co., Ltd., Class A 31,500 86,465
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 19,600 31,548
Hangzhou Shunwang
Technology Co., Ltd., Class A 34,700 107,478
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 53,400 238,950
*Hangzhou Sunrise
Technology Co., Ltd. 32,500 70,912
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 79,200 474,250
Hangzhou Weiguang
Electronic Co., Ltd., Class A 12,300 61,878
Hangzhou Zhongtai Cryogenic
Technology Corp. 31,700 93,334
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 142,812
ΩHansoh Pharmaceutical
Group Co., Ltd. 670,000 3,072,335
Hanwei Electronics Group
Corp., Class A 13,800 109,048
Haohua Chemical Science &
Technology Co., Ltd., Class A 26,700 118,950
Harbin Boshi Automation Co.,
Ltd., Class A 48,900 110,883
Harbin Electric Co., Ltd., Class
H 624,000 1,025,254
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 58,100 105,803
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 163,300 77,956
*Harbin Pharmaceutical Group
Co., Ltd., Class A 123,300 63,362
HBIS Resources Co., Ltd.,
Class A 32,000 84,243
#Health & Happiness H&H
International Holdings, Ltd. 189,000 294,241
Hebei Changshan Biochemical
Pharmaceutical Co., Ltd.,
Class A 13,900 129,374
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 47,500 112,710
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 14,500 116,065
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 61,000 240,925
Shares Value †
CHINA — (Continued)
Hefei Jianghang Aircraft
Equipment Co., Ltd. 47,605 $ 74,259
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,930 133,893
Hefei Urban Construction
Development Co., Ltd., Class
A 65,580 114,637
Heilongjiang Agriculture Co.,
Ltd., Class A 95,900 194,567
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 14,200 22,529
Henan Liliang Diamond Co.,
Ltd., Class A 19,700 106,380
Henan Lingrui Pharmaceutical
Co., Class A 31,300 99,671
*Henan Mingtai Al Industrial
Co., Ltd., Class A 58,900 124,627
Henan Pinggao Electric Co.,
Ltd., Class A 60,200 149,269
Henan Rebecca Hair Products
Co., Ltd., Class A 200 87
Henan Senyuan Electric Co.,
Ltd., Class A 100 76
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 147,500 512,152
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 129,400 467,655
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 62,930
*Henan Yicheng New Energy
Co., Ltd., Class A 106,100 78,507
Henan Yuguang Gold & Lead
Co., Ltd., Class A 76,148 130,758
*Henan Yuneng Holdings Co.,
Ltd., Class A 99,900 84,580
*Henan Zhongfu Industry Co.,
Ltd., Class A 198,800 190,084
Henan Zhongyuan
Expressway Co., Ltd., Class A 200 128
Hengan International Group
Co., Ltd. 615,000 2,153,869
Hengbao Co., Ltd., Class A 45,900 140,879
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 102,700 305,263
Hengdian Group Tospo
Lighting Co., Ltd. 29,107 55,621
Hengli Petrochemical Co., Ltd.,
Class A 378,200 953,166
Hengtong Logistics Co., Ltd. 40,300 56,074
Hengtong Optic-electric Co.,
Ltd., Class A 142,500 447,373
Hengyi Petrochemical Co.,
Ltd., Class A 173,800 163,496
#*Hesai Group, Class A, ADR 23,888 566,862
Hesteel Co., Ltd., Class A 613,900 216,349
Hexing Electrical Co., Ltd.,
Class A 22,000 104,313

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
HG Technologies Co., Ltd.,
Class A 20,500 $ 51,291
*Hiconics Eco-energy
Technology Co., Ltd., Class A 81,600 68,399
Hisense Home Appliances
Group Co., Ltd., Class H 292,000 861,851
Hisense Visual Technology
Co., Ltd., Class A 63,100 219,540
Hitevision Co., Ltd., Class A 12,500 52,494
Hithink RoyalFlush Information
Network Co., Ltd., Class A 18,300 933,365
HLA Group Corp., Ltd., Class
A 309,500 268,989
HMT Xiamen New Technical
Materials Co., Ltd., Class A 16,830 118,174
Hongfa Technology Co., Ltd.,
Class A 34,496 147,579
*Honghua Group, Ltd., Class A 51,000 1,253
Hongli Zhihui Group Co., Ltd.,
Class A 52,000 54,174
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 153,500 69,398
Hongrun Construction Group
Co., Ltd. 101,800 174,949
Hongta Securities Co., Ltd.,
Class A 39,800 49,008
*Hongyuan Green Energy Co.,
Ltd., Class A 27,900 115,482
*Hopson Development
Holdings, Ltd. 873,075 353,849
Horizon Construction
Development, Ltd. 51,000 7,349
Hoshine Silicon Industry Co.,
Ltd., Class A 16,700 116,230
Huaan Securities Co., Ltd.,
Class A 117,120 109,025
*Huachangda Intelligent
Equipment Group Co., Ltd. 72,200 56,262
Huada Automotive Technology
Corp., Ltd., Class A 23,600 144,670
Huadian Heavy Industries Co.,
Ltd., Class A 72,700 75,739
Huadian Power International
Corp., Ltd., Class H 1,076,000 634,065
Huadong Medicine Co., Ltd.,
Class A 63,100 368,380
Huafon Chemical Co., Ltd.,
Class A 270,800 341,055
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 86,300 86,515
Huafu Fashion Co., Ltd., Class
A 125,000 83,892
Huagong Tech Co., Ltd., Class
A 27,900 312,679
Huaibei Mining Holdings Co.,
Ltd., Class A 176,300 328,725
*Huaihe Energy Group Co.,
Ltd., Class A 153,900 80,599
Shares Value †
CHINA — (Continued)
Huakai Yibai Technology Co.,
Ltd. 25,000 $ 38,085
Hualan Biological Engineering,
Inc., Class A 56,700 128,331
*Huaming Power Equipment
Co., Ltd., Class A 47,800 175,167
Huaneng Power International,
Inc., Class H 2,954,000 2,440,066
Huangshan Novel Co., Ltd. 64,000 102,889
*Huangshan Tourism
Development Co., Ltd., Class
A 41,000 65,107
Huapont Life Sciences Co.,
Ltd., Class A 97,000 66,598
ΩHuatai Securities Co., Ltd.,
Class H 1,095,200 2,753,430
*Huatu Cendes Co., Ltd. 6,860 64,668
*Huaxi Securities Co., Ltd.,
Class A 41,200 58,368
Huaxia Bank Co., Ltd., Class A 194,500 185,973
*Huaxin Cement Co., Ltd.,
Class A 100 303
Huaxin Cement Co., Ltd.,
Class H 94,200 211,375
Huayu Automotive Systems
Co., Ltd., Class A 119,800 343,475
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 85,824 72,783
Hubei Chutian Smart
Communication Co., Ltd. 157,800 90,175
Hubei Dinglong Co., Ltd.,
Class A 37,100 184,712
Hubei Energy Group Co., Ltd.,
Class A 185,700 123,326
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 19,800 218,398
Hubei Huitian New Materials
Co., Ltd. 41,100 72,710
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 58,900 207,243
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,100 261,140
Hubei Yihua Chemical Industry
Co., Ltd., Class A 53,000 103,288
Hubei Zhenhua Chemical Co.,
Ltd. 53,900 183,142
Ω#*Huitongda Network Co.,
Ltd., Class H 5,400 9,289
Huizhou CEE Technology,
Inc., Class A 39,900 66,386
Huizhou Desay Sv Automotive
Co., Ltd., Class A 16,300 271,154
Humanwell Healthcare Group
Co., Ltd., Class A 93,400 277,226
Hunan Aihua Group Co., Ltd.,
Class A 29,500 71,407

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 140,500 $ 71,214
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 77,600 72,128
Hunan Gold Corp., Ltd., Class
A 79,460 242,544
Hunan Jiudian Pharmaceutical
Co., Ltd. 52,260 121,730
Hunan Kaimeite Gases Co.,
Ltd., Class A 21,400 81,727
*Hunan New Wellful Co., Ltd.,
Class A 93,600 82,531
*Hunan Silver Co., Ltd., Class
A 142,300 128,469
Hunan Valin Steel Co., Ltd.,
Class A 334,120 270,683
Hunan Zhongke Electric Co.,
Ltd., Class A 37,400 135,900
Hundsun Technologies, Inc.,
Class A 40,002 176,695
*HUTCHMED China, Ltd. 485,500 1,452,964
HY Energy Group Co., Ltd.,
Class A 100 13
*Hybio Pharmaceutical Co.,
Ltd., Class A 8,400 24,838
Ω*Hygeia Healthcare Holdings
Co., Ltd. 352,800 593,735
*Hymson Laser Technology
Group Co., Ltd. 13,449 81,348
*Hytera Communications
Corp., Ltd., Class A 85,900 138,699
*HyUnion Holding Co., Ltd.,
Class A 57,500 72,175
*IAT Automobile Technology
Co., Ltd., Class A 27,400 44,011
Ω*iDreamSky Technology
Holdings, Ltd., Class A 556,800 60,178
IEIT Systems Co., Ltd., Class
A 38,200 349,859
Iflytek Co., Ltd., Class A 45,900 358,319
IKD Co., Ltd., Class A 54,900 174,206
Ω*IMAX China Holding, Inc.,
Class A 100 103
Imeik Technology
Development Co., Ltd., Class
A 9,741 218,953
*IMotion Automotive
Technology Suzhou Co., Ltd.,
Class H 26,100 25,085
Industrial & Commercial Bank
of China, Ltd., Class H 43,047,000 33,342,289
Industrial Bank Co., Ltd., Class
A 686,900 1,951,067
INESA Intelligent Tech, Inc. 41,700 117,039
Infore Environment
Technology Group Co., Ltd.,
Class A 113,000 109,157
Ω*Ingdan, Inc., Class A 357,000 129,531
Shares Value †
CHINA — (Continued)
Ingenic Semiconductor Co.,
Ltd., Class A 13,500 $ 164,546
*INKON Life Technology Co.,
Ltd., Class A 62,600 93,695
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 47,345
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 709,600 253,064
Inner Mongolia Berun
Chemical Co., Ltd., Class A 248,600 235,956
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 1,926,584
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 100,636 156,276
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 12,900 132,256
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 547,700 397,572
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 26,600 15,985
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 98,400 422,351
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 264,705 1,018,718
Ω*Innovent Biologics, Inc. 558,500 6,251,705
Innuovo Technology Co., Ltd.,
Class A 54,000 80,444
Insigma Technology Co., Ltd.,
Class A 40,400 60,524
Inspur Digital Enterprise
Technology, Ltd. 638,000 646,028
*International Business
Settlement Holdings, Ltd. 475,000 15,584
#*iQIYI, Inc., Sponsored ADR 643,254 1,485,917
iRay Group, Class A 10,012 152,677
IReader Technology Co., Ltd.,
Class A 32,800 95,790
*IRICO Display Devices Co.,
Ltd. 192,700 158,548
#*IVD Medical Holding, Ltd. 43,000 38,672
*J&T Global Express, Ltd.,
Class A 1,735,200 2,225,875
*JA Solar Technology Co.,
Ltd., Class A 210,900 416,929
Jade Bird Fire Co., Ltd., Class
A 42,600 66,990
Jafron Biomedical Co., Ltd.,
Class A 35,400 101,345
Jangho Group Co., Ltd., Class
A 106,000 115,343
Jason Furniture Hangzhou
Co., Ltd., Class A 53,530 231,564
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 46,800 74,055
JCET Group Co., Ltd., Class A 64,899 364,668

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
JCHX Mining Management
Co., Ltd., Class A 35,200 $ 322,977
Ω*JD Logistics, Inc. 1,719,200 2,800,375
Ω*Jenscare Scientific Co.,
Ltd., Class H 10,400 16,030
JF SmartInvest Holdings, Ltd. 80,500 572,248
Jiajiayue Group Co., Ltd.,
Class A 66,700 100,674
Jiang Su Suyan Jingshen Co.,
Ltd. 63,700 96,235
Jiangling Motors Corp., Ltd.,
Class A 35,600 100,268
Jianglong Shipbuilding Co.,
Ltd., Class A 11,200 22,236
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 11,700 55,870
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 117,000 109,406
Jiangsu Azure Corp., Class A 69,100 186,472
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 20,800 103,529
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 10,900 82,918
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 135,200 69,667
Jiangsu Changbao Steeltube
Co., Ltd. 62,700 57,398
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 34,200 82,256
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 218,061 215,849
Jiangsu Cnano Technology
Co., Ltd., Class A 18,371 148,289
*Jiangsu Dagang Co., Ltd.,
Class A 32,000 76,425
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 48,200 86,624
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 161,400 209,618
Jiangsu Etern Co., Ltd., Class
A 62,500 131,015
Jiangsu Expressway Co., Ltd.,
Class H 706,000 859,314
Jiangsu General Science
Technology Co., Ltd. 119,500 74,496
Jiangsu Gian Technology Co.,
Ltd., Class A 10,600 71,349
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 74,562
Jiangsu Guoxin Corp., Ltd.,
Class A 99,000 114,398
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 128,374
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 45,385 612,249
Shares Value †
CHINA — (Continued)
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 195,380 $ 1,759,785
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 50,800 58,059
Jiangsu Hongdou Industrial
Co., Ltd., Class A 149,800 54,685
Jiangsu Hongtian Technology
Co., Ltd., Class A 14,300 105,208
*Jiangsu Hoperun Software
Co., Ltd., Class A 30,100 260,207
Jiangsu Huachang Chemical
Co., Ltd., Class A 102,300 89,915
*Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 115,900 77,297
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 14,669 72,498
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 38,600 156,356
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 31,200 65,491
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 81,400 443,673
Jiangsu Leili Motor Co., Ltd. 17,200 132,437
Jiangsu Lianyungang Port Co.,
Ltd. 102,100 82,428
Jiangsu Lihua Foods Group
Co., Ltd. 45,900 134,885
*Jiangsu Linyang Energy Co.,
Ltd., Class A 90,500 74,207
Jiangsu Lopal Tech Group
Co., Ltd., Class A 32,600 81,795
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,452 157,915
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 54,300 191,972
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 57,900 76,336
Jiangsu Pacific Precision
Forging Co., Ltd. 11,000 21,375
Jiangsu Pacific Quartz Co.,
Ltd., Class A 26,750 155,003
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 104,500 147,750
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 62,400 81,480
Jiangsu Rainbow Heavy
Industries Co., Ltd. 69,000 65,006
Jiangsu Rongtai Industry Co.,
Ltd., Class A 5,900 35,737
Jiangsu Shemar Electric Co.,
Ltd. 11,800 64,200
Jiangsu Shentong Valve Co.,
Ltd. 38,000 74,215
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 86,700 66,222

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 28,560 $ 108,309
Jiangsu Soho High Hope
Group Corp., Class A 237,900 94,863
Jiangsu Sopo Chemical Co.,
Class A 72,800 74,004
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 69,080 50,242
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 72,710
Jiangsu Tongrun Equipment
Technology Co., Ltd. 32,300 91,382
Jiangsu Transimage
Technology Co., Ltd. 17,200 44,991
Jiangsu Xinquan Automotive
Trim Co., Ltd. 24,500 265,081
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 54,800 544,749
Jiangsu Yangnong Chemical
Co., Ltd., Class A 23,140 211,086
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 73,400 47,716
Jiangsu Yoke Technology Co.,
Ltd., Class A 22,300 242,311
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 46,400 234,728
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 115,780 72,177
Jiangsu Zhongtian Technology
Co., Ltd., Class A 73,600 175,158
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 72,555
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 61,500 86,004
Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 44,958
Jiangxi Ganneng Co., Ltd.,
Class A 44,900 67,581
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 68,957
Jiangxi Guotai Group Co., Ltd.,
Class A 51,900 94,367
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 31,300 55,856
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 17,500 154,551
*Jiangxi Special Electric Motor
Co., Ltd., Class A 72,800 115,605
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 19,460 86,859
Jiangyin Haida Rubber and
Plastic Co., Ltd. 37,200 52,231
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 70,260
Shares Value †
CHINA — (Continued)
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 24,500 $ 63,948
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 176,300 63,121
Jiangzhong Pharmaceutical
Co., Ltd., Class A 36,200 108,667
Jianmin Pharmaceutical Group
Co., Ltd., Class A 10,800 59,775
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 60,300 86,950
Jiayin Group, Inc., ADR 690 6,521
Jiayou International Logistics
Co., Ltd., Class A 86,260 170,285
Jiaze Renewables Co., Ltd. 300 185
Jihua Group Corp., Ltd., Class
A 123,600 62,648
*Jilin Chemical Fibre, Class A 104,000 59,577
*Jilin Electric Power Co., Ltd.,
Class A 164,800 135,593
Jilin OLED Material Tech Co.,
Ltd. 18,372 74,806
*Jilin Quanyangquan Co., Ltd. 43,000 42,986
#*<Jinchuan Group
International Resources Co.,
Ltd. 2,350,000 72,566
Jinduicheng Molybdenum Co.,
Ltd., Class A 193,000 407,015
Jinghua Pharmaceutical Group
Co., Ltd., Class A 62,800 66,131
Jingjin Equipment, Inc., Class
A 21,600 46,249
Jinhong Gas Co., Ltd., Class A 18,619 53,016
Jinhui Liquor Co., Ltd., Class A 22,100 61,687
Jinke Smart Services Group
Co., Ltd., Class H 65,200 57,632
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 25,331 636,061
Jinlei Technology Co., Ltd.,
Class A 19,500 80,220
Jinlongyu Group Co., Ltd. 22,200 96,471
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 171,600 71,317
Jinneng Science&Technology
Co., Ltd., Class A 63,600 56,079
Ω#*Jinxin Fertility Group, Ltd. 1,678,500 531,267
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 80,293
Jinyuan EP Co., Ltd., Class A 27,700 20,263
Jinzai Food Group Co., Ltd. 32,800 55,079
JiuGui Liquor Co., Ltd., Class
A 13,663 122,007
Ω#Jiumaojiu International
Holdings, Ltd. 763,000 173,762
Jiuzhitang Co., Ltd., Class A 63,500 89,336
Jizhong Energy Resources
Co., Ltd., Class A 213,200 183,498

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 $ 188,500
JNBY Design, Ltd. 166,500 385,819
Joinn Laboratories China Co.,
Ltd., Class A 7,600 39,471
ΩJoinn Laboratories China
Co., Ltd., Class H 43,700 120,549
*Jointo Energy Investment Co.,
Ltd., Class A 94,900 121,519
Jointown Pharmaceutical
Group Co., Ltd., Class A 219,603 157,250
Jolywood Suzhou Sunwatt
Co., Ltd. 71,000 60,610
Jones Tech PLC, Class A 18,500 119,900
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 41,400 105,967
Joy City Property, Ltd. 2,774,000 210,579
Joyoung Co., Ltd., Class A 44,800 60,511
JS Corrugating Machinery Co.,
Ltd., Class A 58,300 102,402
ΩJS Global Lifestyle Co., Ltd. 642,000 147,032
JSTI Group, Class A 61,868 73,054
Juewei Food Co., Ltd., Class A 28,700 54,964
Juneyao Airlines Co., Ltd.,
Class A 144,100 262,009
Jushri Technologies, Inc.,
Class A 27,000 96,669
Jutze Intelligent Technology
Co., Ltd. 15,300 45,069
Kailuan Energy Chemical Co.,
Ltd., Class A 50,900 46,667
Kaishan Group Co., Ltd.,
Class A 37,100 83,553
Kangji Medical Holdings, Ltd. 337,500 391,684
KBC Corp., Ltd., Class A 17,555 77,715
Keboda Technology Co., Ltd.,
Class A 14,100 153,428
Keda Industrial Group Co.,
Ltd., Class A 117,500 216,284
KEDE Numerical Control Co.,
Ltd., Class A 9,144 82,154
*Keep, Inc. 54,400 32,547
Keeson Technology Corp.,
Ltd., Class A 13,700 34,008
Kehua Data Co., Ltd., Class A 23,501 180,095
Keli Sensing Technology
Ningbo Co., Ltd. 11,400 109,146
Keshun Waterproof
Technologies Co., Ltd., Class
A 95,400 66,973
Kidswant Children Products
Co., Ltd., Class A 71,800 108,674
Kinco Automation Shanghai
Co., Ltd. 3,782 54,652
Kinetic Development Group,
Ltd. 734,000 137,881
Kingboard Holdings, Ltd. 485,000 1,737,269
Kingboard Laminates
Holdings, Ltd. 697,000 1,167,615
Shares Value †
CHINA — (Continued)
KingClean Electric Co., Ltd.,
Class A 16,100 $ 57,869
*Kingdee International
Software Group Co., Ltd. 204,000 384,787
Kingfa Sci & Tech Co., Ltd.,
Class A 120,400 341,307
Kingnet Network Co., Ltd.,
Class A 100,400 335,783
Kingsemi Co., Ltd. 7,579 127,685
*Kingsignal Technology Co.,
Ltd., Class A 40,100 74,038
*Kingsoft Cloud Holdings, Ltd. 1,112,000 931,412
Ω*Kintor Pharmaceutical, Ltd. 143,000 34,590
Konfoong Materials
International Co., Ltd., Class A 13,300 175,534
KPC Pharmaceuticals, Inc.,
Class A 13,000 24,842
Kuaijishan Shaoxing Wine
Co., Ltd. 29,400 91,557
ΩKuaishou Technology, Class
W 2,153,900 20,050,264
*Kuang-Chi Technologies Co.,
Ltd., Class A 24,900 159,282
Kuangda Technology Group
Co., Ltd., Class A 123,000 107,073
Kunlun Energy Co., Ltd. 3,554,000 3,264,913
*Kunlun Tech Co., Ltd., Class
A 17,400 112,551
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 64,193
Kunshan Huguang Auto
Harness Co., Ltd. 15,200 68,144
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 16,960 145,972
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 28,200 74,516
Kweichow Moutai Co., Ltd.,
Class A 46,300 9,296,144
#*KWG Group Holdings, Ltd. 676,500 22,631
*Kyland Technology Co., Ltd.,
Class A 26,600 90,643
Lakala Payment Co., Ltd.,
Class A 40,000 135,294
Lancy Co., Ltd., Class A 34,700 95,882
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 32,105
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 20,300 24,825
Lao Feng Xiang Co., Ltd.,
Class A 20,300 137,381
Laobaixing Pharmacy Chain
JSC, Class A 39,390 91,807
Launch Tech Co., Ltd., Class
H 164,000 185,687
LB Group Co., Ltd., Class A 140,800 363,948
Leader Harmonious Drive
Systems Co., Ltd., Class A 5,007 114,759
Lee & Man Paper
Manufacturing, Ltd. 1,086,000 384,254

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Lee's Pharmaceutical
Holdings, Ltd. 62,000 $ 15,236
ΩLegend Holdings Corp.,
Class H 631,100 815,245
Lenovo Group, Ltd. 7,364,000 10,763,367
Lens Technology Co., Ltd.,
Class A 204,500 845,019
*Leo Group Co., Ltd., Class A 165,800 124,311
Leoch International
Technology, Ltd. 75,000 13,799
Lepu Medical Technology
Beijing Co., Ltd., Class A 74,400 189,597
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 8,700 22,415
Levima Advanced Materials
Corp., Class A 52,700 147,913
Leyard Optoelectronic Co.,
Ltd., Class A 60,000 57,959
*Li Auto, Inc., Class A 687,800 7,057,468
#*Li Auto, Inc., Class A, ADR 53,955 1,124,962
Li Ning Co., Ltd. 1,984,000 4,308,937
LianChuang Electronic
Technology Co., Ltd., Class A 26,500 38,138
Lianhe Chemical Technology
Co., Ltd., Class A 65,000 107,964
Liaoning Energy Industry Co.,
Ltd., Class A 109,100 62,651
#Liaoning Port Co., Ltd., Class
H 2,000 234
Lier Chemical Co., Ltd., Class
A 13,200 23,482
#*Lifetech Scientific Corp. 2,988,000 772,739
Lijiang Yulong Tourism Co.,
Ltd., Class A 34,700 42,484
Linewell Software Co., Ltd. 33,500 57,195
Lingbao Gold Group Co., Ltd.,
Class H 582,000 1,223,576
Lingyi iTech Guangdong Co.,
Class A 222,800 488,942
*Liuzhou Iron & Steel Co., Ltd.,
Class A 62,600 47,463
Livzon Pharmaceutical Group,
Inc., Class H 121,600 489,078
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 14,800 50,828
LK Technology Holdings, Ltd. 386,000 183,261
Loncin Motor Co., Ltd., Class A 121,900 232,940
Long Yuan Construction Group
Co., Ltd., Class A 200 94
ΩLongfor Group Holdings, Ltd. 1,625,640 2,010,036
Longhua Technology Group
Luoyang Co., Ltd., Class A 61,700 72,942
*LONGi Green Energy
Technology Co., Ltd., Class A 231,552 686,309
Longshine Technology Group
Co., Ltd., Class A 40,900 102,735
Lontium Semiconductor Corp. 7,373 72,775
*Lotus Holdings Co., Ltd. 118,200 95,260
Lucky Harvest Co., Ltd. 19,110 107,996
Luoniushan Co., Ltd., Class A 57,001 58,664
Shares Value †
CHINA — (Continued)
Luoxin Pharmaceuticals Group
Stock Co., Ltd., Class A 51,200 $ 38,100
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 22,100 163,836
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 69,700 76,137
Luxi Chemical Group Co., Ltd.,
Class A 126,100 238,664
Luxshare Precision Industry
Co., Ltd., Class A 380,700 3,367,489
Luyang Energy-Saving
Materials Co., Ltd. 45,100 75,101
Ω*Luye Pharma Group, Ltd.,
Class A 2,449,500 989,608
Luzhou Laojiao Co., Ltd.,
Class A 66,006 1,246,860
Lygend Resources &
Technology Co., Ltd., Class H 28,800 88,043
Maanshan Iron & Steel Co.,
Ltd., Class H 1,004,000 329,405
Maccura Biotechnology Co.,
Ltd., Class A 45,100 74,088
*Malion New Materials Co.,
Ltd., Class A 45,200 70,000
Mango Excellent Media Co.,
Ltd., Class A 96,000 396,010
Ω#Maoyan Entertainment 397,153 339,299
Maoye Commercial Co., Ltd.,
Class A 51,800 29,383
Marssenger Kitchenware Co.,
Ltd., Class A 25,200 44,334
Maxscend Microelectronics
Co., Ltd., Class A 20,252 212,380
Maxvision Technology Corp.,
Class A 16,700 69,194
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 90,735
*Mehow Innovative, Ltd., Class
A 24,600 81,203
MeiG Smart Technology Co.,
Ltd., Class A 9,500 60,623
Meihua Holdings Group Co.,
Ltd., Class A 183,215 287,341
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 209,400 165,527
ΩMeitu, Inc. 895,500 993,182
Ω*Meituan, Class W 3,790,500 49,745,375
Mesnac Co., Ltd., Class A 67,800 82,153
Metallurgical Corp. of China,
Ltd., Class H 2,044,000 623,283
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 137,900 80,739
#MicroPort NeuroScientific
Corp. 42,408 64,658
#*Microport Scientific Corp. 551,400 859,146
Micro-Tech Nanjing Co., Ltd. 9,190 106,942
Midea Group Co., Ltd., Class A 186,200 1,997,358

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
ΩMidea Real Estate Holding,
Ltd. 382,000 $ 234,443
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 7,800 65,129
Ming Yang Smart Energy
Group, Ltd., Class A 52,000 110,538
MINISO Group Holding, Ltd. 376,000 1,993,155
MINISO Group Holding, Ltd.,
ADR 1,100 23,441
*Minmetals Development Co.,
Ltd., Class A 24,200 31,090
Minth Group, Ltd. 862,000 3,819,675
Miracle Automation
Engineering Co., Ltd. 26,200 66,399
Miracll Chemicals Co., Ltd. 20,600 45,728
Mloptic Corp., Class A 1,467 75,597
MLS Co., Ltd., Class A 52,400 64,155
*MMG, Ltd. 3,211,199 2,854,968
Ω*Mobvista, Inc. 563,000 1,292,288
*MOG Digitech Holdings, Ltd. 382,000 19,168
Montage Technology Co., Ltd.,
Class A 7,956 152,256
#Morimatsu International
Holdings Co., Ltd. 338,000 432,709
Muyuan Foods Co., Ltd., Class
A 279,080 1,970,968
*<Myhome Real Estate
Development Group Co., Ltd.,
Class A 300 –
*MYS Group Co., Ltd., Class A 136,900 83,037
Nancal Technology Co., Ltd. 11,600 76,174
*Nanfang Zhongjin
Environment Co., Ltd., Class A 156,100 97,751
Nanhua Futures Co., Ltd. 30,100 87,989
NanJi E-Commerce Co., Ltd.,
Class A 182,100 90,254
Nanjing Cosmos Chemical
Co., Ltd. 32,620 62,975
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 6,700 46,706
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 165,559
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 86,869 122,456
Nanjing Pharmaceutical Co.,
Ltd. 128,200 91,080
Nanjing Securities Co., Ltd.,
Class A 119,300 141,875
*Nanjing Tanker Corp., Class
A 280,800 128,922
Nantong Jianghai Capacitor
Co., Ltd., Class A 43,200 173,413
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,400 75,230
NARI Technology Co., Ltd.,
Class A 324,158 1,102,790
Shares Value †
CHINA — (Continued)
*National Silicon Industry
Group Co., Ltd., Class A 12,156 $ 39,017
NAURA Technology Group
Co., Ltd., Class A 24,275 1,387,362
*NavInfo Co., Ltd., Class A 77,721 98,212
NBTM New Materials Group
Co., Ltd., Class A 23,900 100,939
NetDragon Websoft Holdings,
Ltd. 275,500 430,325
Ω*NetEase Cloud Music, Inc. 38,750 1,200,561
NetEase, Inc., Class H 1,011,000 28,227,143
NetEase, Inc., Sponsored ADR 66,172 9,270,697
Neusoft Corp., Class A 38,000 56,128
New China Life Insurance Co.,
Ltd., Class H 890,200 5,623,738
New Guomai Digital Culture
Co., Ltd., Class A 14,900 29,163
*New Hope Dairy Co., Ltd.,
Class A 33,400 81,692
New Hope Liuhe Co., Ltd.,
Class A 276,500 377,738
*New Journey Health
Technology Group Co., Ltd. 265,500 83,502
New Trend International Logis-
Tech Co., Ltd. 31,600 56,303
Neway Valve Suzhou Co.,
Ltd., Class A 39,200 288,954
*Newborn Town, Inc. 360,000 490,054
Newland Digital Technology
Co., Ltd., Class A 48,200 186,242
Nexteer Automotive Group,
Ltd. 1,242,000 1,077,054
*Nine Dragons Paper
Holdings, Ltd., Class A 1,788,000 1,281,382
*Ninestar Corp., Class A 67,700 206,173
Ningbo Boway Alloy Material
Co., Ltd. 44,900 137,873
Ningbo Construction Co., Ltd.,
Class A 300 233
Ningbo Exciton Technology
Co., Ltd. 22,000 57,052
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 20,700 60,191
Ningbo Huaxiang Electronic
Co., Ltd., Class A 43,100 200,606
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,200 70,497
Ningbo Jintian Copper Group
Co., Ltd. 90,300 146,691
Ningbo Joyson Electronic
Corp., Class A 89,100 399,072
Ningbo Kbe Electrical
Technology Co., Ltd. 5,600 40,202
Ningbo Orient Wires & Cables
Co., Ltd., Class A 32,800 288,798
Ningbo Peacebird Fashion
Co., Ltd., Class A 32,600 65,546
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,341 71,976

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 73,900 $ 232,525
Ningbo Shanshan Co., Ltd.,
Class A 71,300 137,650
Ningbo Sunrise Elc
Technology Co., Ltd. 19,600 50,498
Ningbo Tuopu Group Co., Ltd.,
Class A 62,300 645,371
Ningbo Xusheng Group Co.,
Ltd., Class A 40,288 85,019
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,100 44,531
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 89,159
Ningbo Zhoushan Port Co.,
Ltd., Class A 35,900 18,952
Ningxia Baofeng Energy Group
Co., Ltd., Class A 400,200 1,036,146
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 62,839
Ningxia Orient Tantalum
Industry Co., Ltd. 16,100 70,121
Ningxia Western Venture
Industrial Co., Ltd. 125,400 90,851
*NIO, Inc., Class A 569,380 3,999,916
#*Niu Technologies, Class A,
ADR 38,350 161,070
NKY Medical Holdings, Ltd.,
Class A 40,600 94,570
ΩNongfu Spring Co., Ltd.,
Class H 1,575,000 10,456,499
Norinco International
Cooperation, Ltd., Class A 58,500 91,747
North Chemical Industries Co.,
Ltd., Class A 35,800 101,083
North China Pharmaceutical
Co., Ltd. 82,200 69,248
North Copper Co., Ltd., Class
A 93,800 207,032
North Electro-Optic Co., Ltd. 19,900 49,874
North Huajin Chemical
Industries Co., Ltd., Class A 93,900 66,975
North Industries Group Red
Arrow Co., Ltd., Class A 50,300 129,736
Northeast Pharmaceutical
Group Co., Ltd., Class A 103,500 80,652
Northeast Securities Co., Ltd.,
Class A 70,000 89,242
Northking Information
Technology Co., Ltd., Class A 43,776 130,918
Novoray Corp., Class A 7,020 62,687
NSFOCUS Technologies
Group Co., Ltd., Class A 52,100 60,642
Nuode New Materials Co.,
Ltd., Class A 44,000 43,739
NYOCOR Co., Ltd., Class A 86,100 67,456
Ω#*Ocumension Therapeutics 265,500 285,238
*Offcn Education Technology
Co., Ltd., Class A 301,200 115,029
Shares Value †
CHINA — (Continued)
Offshore Oil Engineering Co.,
Ltd., Class A 198,900 $ 151,921
*OFILM Group Co., Ltd., Class
A 211,600 366,321
*Olympic Circuit Technology
Co., Ltd., Class A 34,800 203,848
OmniVision Integrated Circuits
Group, Inc. 46,733 857,660
Onewo, Inc., Class H 154,200 442,431
Oppein Home Group, Inc.,
Class A 32,000 240,373
Opple Lighting Co., Ltd., Class
A 18,400 44,952
OPT Machine Vision Tech Co.,
Ltd., Class A 5,196 92,871
ORG Technology Co., Ltd.,
Class A 151,500 128,054
*Orient International
Enterprise, Ltd., Class A 61,300 71,953
ΩOrient Securities Co., Ltd.,
Class H 335,600 313,483
*Oriental Energy Co., Ltd.,
Class A 65,100 75,134
*OSL Group, Ltd. 94,500 213,994
*Ourpalm Co., Ltd., Class A 72,100 52,641
Ovctek China, Inc., Class A 36,800 86,081
*Pacific Securities Co., Ltd.
(The), Class A 220,600 139,380
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 30,940 68,377
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 183,700 77,893
PCI Technology Group Co.,
Ltd., Class A 66,900 64,437
*PDD Holdings, Inc.,
Sponsored ADR 409,840 55,275,121
Ω*Peijia Medical, Ltd. 256,000 197,627
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 –
*Pengxin International Mining
Co., Ltd., Class A 156,000 179,168
People.cn Co., Ltd., Class A 55,400 157,124
People's Insurance Co. Group
of China, Ltd. (The), Class H 7,967,000 7,154,945
Perfect World Co., Ltd., Class
A 73,700 177,259
Persistence Resources Group,
Ltd. 240,000 43,540
PetroChina Co., Ltd., Class H 17,096,000 17,641,069
PharmaBlock Sciences
Nanjing, Inc., Class A 14,600 87,757
Ω#Pharmaron Beijing Co.,
Ltd., Class H 182,025 609,389
*Phenix Optical Co., Ltd.,
Class A 21,600 66,023
PhiChem Corp., Class A 30,800 101,495
PICC Property & Casualty Co.,
Ltd., Class H 5,734,000 13,545,230

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ping An Bank Co., Ltd., Class
A 543,321 $ 863,546
Ping An Insurance Group Co.
of China, Ltd. 4,547,000 32,849,650
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 169,400 202,169
PNC Process Systems Co.,
Ltd., Class A 16,300 71,198
POCO Holding Co., Ltd., Class
A 10,000 110,021
*Polaris Bay Group Co., Ltd.,
Class A 68,800 71,097
Poly Developments and
Holdings Group Co., Ltd.,
Class A 126,200 129,881
#Poly Property Group Co., Ltd. 1,588,724 378,161
Pony Testing International
Group Co., Ltd., Class A 40,780 47,466
ΩPop Mart International
Group, Ltd. 449,800 12,824,642
Porton Pharma Solutions, Ltd.,
Class A 17,400 65,107
ΩPostal Savings Bank of
China Co., Ltd., Class H 5,635,000 3,973,109
Power Construction Corp. of
China, Ltd., Class A 426,300 337,580
Precision Tsugami China
Corp., Ltd. 48,000 243,205
Prinx Chengshan Holdings,
Ltd. 29,000 26,492
Pulike Biological Engineering,
Inc. 23,200 45,571
Pylon Technologies Co., Ltd.,
Class A 7,926 73,838
Q Technology Group Co., Ltd. 466,000 838,802
*Qi An Xin Technology Group,
Inc., Class A 19,962 109,448
Qianhe Condiment and Food
Co., Ltd., Class A 53,747 69,955
Qiming Information
Technology Co, Ltd., Class A 24,700 68,389
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 30,500 58,797
Qingdao Citymedia Co., Ltd. 39,900 38,039
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 164,549
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 29,700 64,135
Qingdao Gaoce Technology
Co., Ltd., Class A 57,387 92,258
Qingdao Gon Technology Co.,
Ltd., Class A 21,100 151,979
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 32,378
Qingdao Hanhe Cable Co.,
Ltd., Class A 98,700 51,967
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 30,860 60,964
Shares Value †
CHINA — (Continued)
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,000 $ 238,263
Qingdao NovelBeam
Technology Co., Ltd. 8,336 56,765
ΩQingdao Port International
Co., Ltd., Class H 500,000 456,756
Qingdao Rural Commercial
Bank Corp., Class A 200,200 90,511
Qingdao Sentury Tire Co.,
Ltd., Class A 64,000 174,686
Qingdao TGOOD Electric Co.,
Ltd., Class A 56,700 231,266
Qingdao Topscomm
Communication, Inc., Class A 2,468 2,460
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 39,600 53,321
*Qinghai Salt Lake Industry
Co., Ltd., Class A 234,800 817,584
Qinhuangdao Port Co., Ltd.,
Class H 146,500 54,851
*QuantumCTek Co., Ltd.,
Class A 2,789 227,044
Queclink Wireless Solutions
Co., Ltd., Class A 34,400 58,539
Quectel Wireless Solutions
Co., Ltd., Class A 15,300 203,692
Quick Intelligent Equipment
Co., Ltd. 20,800 95,089
Quzhou Xin'an Development
Co., Ltd., Class A 1,200 728
*Radiance Holdings Group
Co., Ltd. 59,000 17,915
Rainbow Digital Commercial
Co., Ltd., Class A 96,900 73,468
Range Intelligent Computing
Technology Group Co., Ltd. 44,500 315,713
Rastar Group, Class A 100 88
*Rayhoo Motor Dies Co., Ltd. 19,400 105,332
Raytron Technology Co., Ltd.,
Class A 21,283 248,173
Realcan Pharmaceutical
Group Co., Ltd., Class A 99,600 40,275
Red Avenue New Materials
Group Co., Ltd., Class A 29,933 173,237
ΩRed Star Macalline Group
Corp., Ltd., Class H 352,600 57,616
Renhe Pharmacy Co., Ltd.,
Class A 131,058 114,271
#*REPT BATTERO Energy
Co., Ltd., Class H 140,400 252,359
Rianlon Corp., Class A 23,200 130,459
Richinfo Technology Co., Ltd.,
Class A 22,000 82,752
*Risen Energy Co., Ltd., Class
A 26,200 39,619
*Rising Nonferrous Metals
Share Co., Ltd., Class A 14,300 110,288

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Riyue Heavy Industry Co.,
Ltd., Class A 26,721 $ 54,551
Rizhao Port Co., Ltd., Class A 170,100 75,948
RoboTechnik Intelligent
Technology Co., Ltd., Class A 4,800 151,233
Rockchip Electronics Co., Ltd.,
Class A 3,600 91,715
Rongan Property Co., Ltd.,
Class A 300 83
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 119,572
Rongsheng Petrochemical
Co., Ltd., Class A 436,900 625,085
*Roshow Technology Co., Ltd.,
Class A 32,100 39,977
Ruida Futures Co., Ltd., Class
A 24,100 79,823
Runjian Co., Ltd., Class A 14,200 87,665
Sai Micro Electronics, Inc.,
Class A 30,900 106,250
Sailun Group Co., Ltd., Class
A 219,400 472,855
Sanan Optoelectronics Co.,
Ltd., Class A 129,900 252,970
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 48,500 64,419
Sangfor Technologies, Inc.,
Class A 15,900 292,450
Sanjiang Shopping Club Co.,
Ltd., Class A 40,200 78,117
Sanquan Food Co., Ltd., Class
A 34,800 54,529
Sansteel Minguang Co., Ltd.,
Class A 134,400 84,540
Sansure Biotech, Inc., Class A 26,289 81,389
Sanwei Holding Group Co.,
Ltd. 14,375 23,372
Sany Heavy Equipment
International Holdings Co., Ltd. 1,102,000 1,039,302
Sany Heavy Industry Co., Ltd.,
Class A 319,100 991,944
Satellite Chemical Co., Ltd.,
Class A 123,600 310,811
*Saurer Intelligent Technology
Co., Ltd., Class A 200 83
SDIC Power Holdings Co.,
Ltd., Class A 271,000 546,014
Sealand Securities Co., Ltd.,
Class A 99,400 63,780
*Seazen Group, Ltd., Class A 2,687,428 757,246
*Seazen Holdings Co., Ltd.,
Class A 65,600 130,514
*<S-Enjoy Service Group Co.,
Ltd. 101,000 13,645
Seres Group Co., Ltd., Class A 62,700 1,366,199
SF Holding Co., Ltd., Class A 257,100 1,455,838
SG Micro Corp., Class A 14,690 152,010
Shares Value †
CHINA — (Continued)
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 84,500 $ 46,745
Shaanxi Coal Industry Co.,
Ltd., Class A 528,800 1,685,389
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 71,945
*Shaanxi Construction
Machinery Co., Ltd., Class A 87,900 48,009
Shaanxi Fenghuo Electronics
Co., Ltd., Class A 14,000 21,544
Shaanxi Heimao Coking Co.,
Ltd., Class A 154,400 92,134
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 200 229
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 239,800 269,353
Shandong Bohui Paper
Industrial Co., Ltd., Class A 99,500 69,712
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 36,500 88,864
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 71,411
Shandong Denghai Seeds Co.,
Ltd., Class A 62,300 82,486
Shandong Dongyue Silicone
Material Co., Ltd., Class A 43,100 56,218
ΩShandong Gold Mining Co.,
Ltd., Class H 844,000 3,550,964
Shandong Haihua Co., Ltd.,
Class A 81,200 63,503
Shandong Head Group Co.,
Ltd., Class A 25,600 46,799
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 42,400 398,506
Shandong Hi-speed Co., Ltd.,
Class A 35,400 46,373
*Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 98,600 84,586
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 83,390 300,554
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 135,600 70,825
Shandong Humon Smelting
Co., Ltd., Class A 27,600 51,269
Shandong Iron and Steel Co.,
Ltd. 289,200 65,374
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 35,900 88,209
Shandong Jinjing Science &
Technology Co., Ltd., Class A 83,000 61,181
*Shandong Linglong Tyre Co.,
Ltd., Class A 79,100 170,811
Shandong Longda Meishi Co.,
Ltd., Class A 62,300 42,074

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Lukang Pharma 42,100 $ 59,229
*Shandong Minhe Animal
Husbandry Co., Ltd., Class A 16,600 21,000
Shandong Nanshan Aluminum
Co., Ltd., Class A 751,700 486,551
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 100 109
Shandong Pharmaceutical
Glass Co., Ltd., Class A 37,100 108,869
Shandong Publishing & Media
Co., Ltd., Class A 59,800 70,192
Shandong Sun Paper Industry
JSC, Ltd., Class A 177,400 354,190
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 15,800 164,361
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 2,496,400 1,744,095
Shandong WIT Dyne Health
Co., Ltd., Class A 17,800 85,398
Shandong Xiantan Co., Ltd.,
Class A 57,300 50,685
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 188,000 168,112
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 57,600 72,705
Shanghai Acrel Co., Ltd. 16,100 57,033
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 24,200 27,998
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 50,600 112,109
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 20,443 308,701
*Shanghai AtHub Co., Ltd.,
Class A 37,082 172,700
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 54,300 191,972
Shanghai Baolong Automotive
Corp., Class A 19,800 104,640
Shanghai Baosight Software
Co., Ltd., Class A 65,950 212,881
*Shanghai Baosteel Packaging
Co., Ltd., Class A 104,000 80,604
Shanghai Belling Co., Ltd.,
Class A 27,300 130,976
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 11,423 219,567
Shanghai Bright Meat Group
Co., Ltd., Class A 78,700 75,250
Shanghai Bright Power
Semiconductor Co., Ltd., Class
A 3,199 45,360
Shares Value †
CHINA — (Continued)
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 13,800 $ 152,165
Shanghai Chinafortune Co.,
Ltd., Class A 14,100 33,061
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 16,900 25,935
Shanghai Construction Group
Co., Ltd., Class A 472,800 187,202
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 70,642 75,678
Shanghai Datun Energy
Resources Co., Ltd., Class A 25,700 49,832
*Shanghai DZH, Ltd., Class A 54,400 110,904
*Shanghai Electric Group Co.,
Ltd., Class H 2,078,000 1,211,155
Shanghai Electric Power Co.,
Ltd., Class A 137,600 573,603
Shanghai Environment Group
Co., Ltd., Class A 80,280 93,555
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 29,200 39,973
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 355,000 1,087,993
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 49,000 266,807
#Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 196,000 82,463
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 75,029
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 23,000 87,934
Shanghai Gentech Co., Ltd. 18,957 87,436
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 30,000 103,029
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 32,740 115,421
Ω*Shanghai Henlius Biotech,
Inc., Class H 44,000 395,435
Shanghai Hile Bio-Technology
Co., Ltd. 48,600 46,947
Shanghai Huace Navigation
Technology, Ltd., Class A 29,860 134,495
Shanghai Huafon Aluminium
Corp., Class A 57,600 142,256
Shanghai Huayi Group Co.,
Ltd., Class A 56,800 63,401
Shanghai Industrial
Development Co., Ltd., Class
A 200 195
Shanghai Industrial Holdings,
Ltd. 335,000 587,916
Shanghai Industrial Urban
Development Group, Ltd. 4,000 175

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai International Airport
Co., Ltd., Class A 7,000 $ 31,736
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 31,692
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 55,200 174,461
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 67,072
*Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 76,900 66,618
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 12,900 35,482
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 66,080
Shanghai Lingang Holdings
Corp., Ltd., Class A 95,820 152,026
*Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 200 240
Shanghai M&G Stationery,
Inc., Class A 52,000 204,357
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,900 109,964
Shanghai Medicilon, Inc.,
Class A 6,049 59,791
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 3,928 56,193
*Shanghai Milkground Food
Tech Co., Ltd., Class A 15,100 54,275
Shanghai Moons' Electric Co.,
Ltd., Class A 11,500 118,435
Shanghai New Power
Automotive Technology Co.,
Ltd. 78,800 69,260
*Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 478,500 720,933
Shanghai Pret Composites
Co., Ltd., Class A 65,000 122,749
*Shanghai Pudong
Construction Co., Ltd., Class A 83,400 94,498
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 726,643 1,172,260
Shanghai Putailai New Energy
Technology Group Co., Ltd. 75,160 308,460
Shanghai QiFan Cable Co.,
Ltd., Class A 32,600 85,868
*Shanghai RAAS Blood
Products Co., Ltd., Class A 240,800 227,876
Shanghai Runda Medical
Technology Co., Ltd., Class A 29,700 70,348
Shanghai Rural Commercial
Bank Co., Ltd., Class A 78,400 93,896
Shanghai Shenda Co., Ltd.,
Class A 100 75
Shares Value †
CHINA — (Continued)
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 63,900 $ 93,487
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 13,300 106,161
Shanghai Stonehill Technology
Co., Ltd., Class A 214,000 237,669
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 51,300 107,033
Shanghai Tunnel Engineering
Co., Ltd., Class A 121,400 112,498
Shanghai Vital Microtech Co.,
Ltd. 33,200 86,750
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 71,425
Shanghai Yaoji Technology
Co., Ltd., Class A 22,300 81,219
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 27,267
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 151,100 117,957
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 46,800 292,408
*Shanghai Zhenhua Heavy
Industries Co., Ltd. 85,600 56,848
Shanghai Zhonggu Logistics
Co., Ltd., Class A 126,304 196,135
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 87,700 97,277
Shanjin International Gold Co.,
Ltd., Class A 92,600 282,003
Shannon Semiconductor
Technology Co., Ltd. 11,700 217,696
Shantou Wanshun New
Material Group Co., Ltd., Class
A 72,200 64,371
Shantui Construction
Machinery Co., Ltd., Class A 80,800 131,259
Shanxi Blue Flame Holding
Co., Ltd., Class A 87,200 88,642
Shanxi Coal International
Energy Group Co., Ltd., Class
A 135,400 209,880
Shanxi Coking Co., Ltd., Class
A 67,830 40,666
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 372,400 382,740
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 182,500 90,452
Shanxi Hi-speed Group Co.,
Ltd. 124,600 90,621
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 77,900 73,610
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 179,600 72,372

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 150,800 $ 313,362
*Shanxi Meijin Energy Co.,
Ltd., Class A 112,300 82,622
Shanxi Securities Co., Ltd.,
Class A 53,800 48,344
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 202,000 119,403
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 43,140 1,153,873
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 68,900 67,524
Shanying International Holding
Co., Ltd., Class A 75,700 18,813
Sharetronic Data Technology
Co., Ltd. 15,760 359,799
Shede Spirits Co., Ltd., Class
A 15,200 132,510
Shenergy Co., Ltd., Class A 26,700 30,853
Shengda Resources Co., Ltd.,
Class A 628,400 2,065,477
Shenghe Resources Holding
Co., Ltd., Class A 66,500 216,990
Shengyi Electronics Co., Ltd.,
Class A 21,680 331,185
Shengyi Technology Co., Ltd.,
Class A 65,500 591,337
Shenma Industry Co., Ltd. 36,800 51,307
Shennan Circuits Co., Ltd.,
Class A 16,390 493,570
ΩShenwan Hongyuan Group
Co., Ltd., Class H 572,000 251,697
*Shenyang Jinbei Automotive
Co., Ltd., Class A 118,700 77,497
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 10,388 116,989
Shenzhen Agricultural Power
Group Co., Ltd., Class A 72,600 87,154
Shenzhen Airport Co., Ltd.,
Class A 67,100 68,021
Shenzhen Aisidi Co., Ltd.,
Class A 66,100 114,989
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 86,808
Shenzhen Bingchuan Network
Co., Ltd. 9,500 50,246
Shenzhen BSC Technology
Co., Ltd., Class A 9,900 50,944
Shenzhen Capchem
Technology Co., Ltd., Class A 34,820 259,601
Shenzhen Center Power Tech
Co., Ltd., Class A 32,100 103,255
Shenzhen Cereals Holdings
Co., Ltd., Class A 72,450 71,003
Shenzhen Changhong
Technology Co., Ltd., Class A 37,000 71,327
Shares Value †
CHINA — (Continued)
Shenzhen Click Technology
Co., Ltd., Class A 35,100 $ 92,651
Shenzhen Colibri Technologies
Co., Ltd., Class A 27,600 86,300
Shenzhen Comix Group Co.,
Ltd., Class A 46,400 41,890
Shenzhen Das Intellitech Co.,
Ltd., Class A 117,200 53,809
Shenzhen Desay Battery
Technology Co., Class A 20,540 81,038
Shenzhen Dynanonic Co.,
Ltd., Class A 9,060 58,464
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 213,202
Shenzhen Envicool
Technology Co., Ltd., Class A 35,854 352,688
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 64,300 343,156
#Shenzhen Expressway Corp.,
Ltd., Class H 388,000 362,430
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 53,400 160,224
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 199,400 117,587
*Shenzhen Fenda Technology
Co., Ltd., Class A 77,200 72,081
Shenzhen Forms Syntron
Information Co., Ltd., Class A 16,500 87,455
Shenzhen Fortune Trend
Technology Co., Ltd., Class A 6,911 139,244
Shenzhen FRD Science &
Technology Co., Ltd., Class A 29,900 132,157
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 60,400 61,059
Shenzhen Gas Corp., Ltd.,
Class A 96,400 90,956
Shenzhen Gongjin Electronics
Co., Ltd., Class A 42,100 70,578
Shenzhen Goodix Technology
Co., Ltd., Class A 21,600 249,171
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 32,400 233,461
Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 100 171
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 179,500 124,252
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 117
Shenzhen Honor Electronic
Co., Ltd. 4,500 123,205
Shenzhen Hopewind Electric
Co., Ltd. 22,700 96,253
*Shenzhen Huaqiang Industry
Co., Ltd., Class A 40,000 155,793

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Infogem
Technologies Co., Ltd., Class
A 19,100 $ 127,168
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 424,394
#Shenzhen International
Holdings, Ltd. 1,400,023 1,450,064
#*Shenzhen Investment, Ltd. 2,184,000 236,041
Shenzhen Invt Electric Co.,
Ltd., Class A 62,000 78,346
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 36,500 49,915
Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 64,061
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 47,300 44,496
Shenzhen Kaifa Technology
Co., Ltd., Class A 59,900 229,600
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 17,200 41,562
Shenzhen Kedali Industry Co.,
Ltd., Class A 14,200 358,975
Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 40,000 94,408
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 39,300 90,604
Shenzhen Kinwong Electronic
Co., Ltd., Class A 42,600 434,239
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 29,100 175,730
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 50,700 79,443
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 72,003
Shenzhen Lifotronic
Technology Co., Ltd. 30,174 58,507
Shenzhen Megmeet Electrical
Co., Ltd., Class A 25,500 272,929
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 75,784
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 64,000 1,932,333
Shenzhen MTC Co., Ltd.,
Class A 239,100 206,461
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 171,600 60,716
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 42,700 365,713
Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 204,700 89,384
Shenzhen Noposin Crop
Science Co., Ltd., Class A 47,900 82,117
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 266,500 89,055
Shares Value †
CHINA — (Continued)
Shenzhen Qingyi Photomask,
Ltd. 17,593 $ 71,140
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 40,600 339,804
Shenzhen SC New Energy
Technology Corp., Class A 22,200 294,587
Shenzhen SED Industry Co.,
Ltd., Class A 53,700 156,224
Shenzhen SEG Co., Ltd.,
Class A 48,400 67,276
Shenzhen Senior Technology
Material Co., Ltd., Class A 59,000 118,046
Shenzhen Sinexcel Electric
Co., Ltd. 22,600 132,733
Shenzhen Sinovatio
Technology Co., Ltd., Class A 9,200 38,209
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 84,102
Shenzhen Sunlord Electronics
Co., Ltd., Class A 42,900 230,033
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 16,400 54,895
Shenzhen Sunway
Communication Co., Ltd.,
Class A 50,600 254,128
Shenzhen Tagen Group Co.,
Ltd., Class A 121,400 64,601
Shenzhen Topband Co., Ltd.,
Class A 65,700 127,207
Shenzhen Topraysolar Co.,
Ltd. 106,800 54,733
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 59,000 70,330
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 517,369
Shenzhen United Winners
Laser Co., Ltd., Class A 22,196 81,245
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 14,800 56,916
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 63,500 246,876
*Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 107,600 68,891
Shenzhen Yinghe Technology
Co., Ltd., Class A 37,400 157,324
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 39,800 63,816
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 45,700 130,384
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 48,500 185,835
Shenzhen Zhaowei Machinery
& Electronic Co., Ltd., Class A 6,600 109,866
Shenzhen Zhenye Group Co.,
Ltd., Class A 300 534

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 233,600 $ 180,720
Shenzhou International Group
Holdings, Ltd. 677,300 5,847,357
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 13,500 122,637
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 316,700
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 70,140 176,082
Shinva Medical Instrument
Co., Ltd., Class A 36,140 78,904
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 1,102
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 108,177
Shui On Land, Ltd. 2,945,000 269,029
*Siasun Robot & Automation
Co., Ltd., Class A 59,800 154,826
Sichuan Changhong Electric
Co., Ltd., Class A 167,500 239,412
Sichuan Chengfei Integration
Technology Corp., Class A 19,000 112,950
Sichuan Chuantou Energy Co.,
Ltd., Class A 105,700 218,457
Sichuan Development Lomon
Co., Ltd., Class A 52,000 81,407
*Sichuan EM Technology Co.,
Ltd., Class A 21,600 60,443
Sichuan Expressway Co., Ltd.,
Class H 366,000 240,635
Sichuan Furong Technology
Co., Ltd., Class A 18,032 23,292
*Sichuan Haite High-tech Co.,
Ltd., Class A 52,200 92,127
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 73,600 22,528
Sichuan Hexie Shuangma Co.,
Ltd., Class A 27,200 77,679
*Sichuan Hongda Co., Ltd.,
Class A 116,500 178,621
Sichuan Injet Electric Co., Ltd.,
Class A 11,400 84,673
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 29,700 80,398
Sichuan Jiuzhou Electric Co.,
Ltd., Class A 43,600 93,784
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 50,700 249,149
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 18,900 1,089,421
*Sichuan Lutianhua Co., Ltd.,
Class A 117,800 70,955
Sichuan New Energy Power
Co., Ltd., Class A 60,300 104,052
Shares Value †
CHINA — (Continued)
Sichuan Road and Bridge
Group Co., Ltd., Class A 258,100 $ 343,541
Sichuan Swellfun Co., Ltd.,
Class A 25,500 151,412
Sichuan Teway Food Group
Co., Ltd., Class A 27,200 45,599
Sichuan Yahua Industrial
Group Co., Ltd., Class A 38,100 108,647
#Sihuan Pharmaceutical
Holdings Group, Ltd. 3,910,000 744,551
ΩSimcere Pharmaceutical
Group, Ltd. 459,000 729,940
Sineng Electric Co., Ltd., Class
A 26,040 117,801
Sino GeoPhysical Co., Ltd.,
Class A 16,900 47,670
Sino-Agri Leading Biosciences
Co., Ltd. 12,600 23,529
Sinocare, Inc., Class A 20,600 54,810
Sinochem International Corp.,
Class A 121,600 71,366
Sinofert Holdings, Ltd. 2,536,000 495,963
Sinofibers Technology Co.,
Ltd., Class A 21,100 95,424
Sinolink Securities Co., Ltd.,
Class A 34,600 47,997
Sinoma International
Engineering Co., Class A 159,300 212,929
Sinoma Science & Technology
Co., Ltd., Class A 47,300 230,116
Sinomach Automobile Co.,
Ltd., Class A 73,800 64,555
Sinomach Precision Industry
Group Co., Ltd. 22,800 91,651
Sinomine Resource Group
Co., Ltd., Class A 33,120 261,575
Sinopec Engineering Group
Co., Ltd., Class H 1,121,000 1,055,778
*Sinopec Oilfield Equipment
Corp., Class A 74,200 75,531
*Sinopec Oilfield Service
Corp., Class H 1,698,000 168,223
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,942,000 332,320
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 13,732 74,962
Sinopharm Group Co., Ltd.,
Class H 1,296,800 3,231,905
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 94,622
Sinoseal Holding Co., Ltd.,
Class A 17,200 84,041
Sinosoft Co., Ltd., Class A 42,140 125,493
Sinosteel Engineering &
Technology Co., Ltd., Class A 85,500 76,830
Sinosteel New Materials Co.,
Ltd., Class A 57,200 87,941
#Sinotrans, Ltd., Class H 1,308,000 886,899

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*Sinotruk Jinan Truck Co.,
Ltd., Class A 71,440 $ 181,954
*Skshu Paint Co., Ltd., Class A 33,180 205,493
Skyworth Digital Co., Ltd.,
Class A 38,000 72,561
#*Skyworth Group, Ltd. 564,000 285,911
ΩSmoore International
Holdings, Ltd. 1,233,000 2,076,628
Snowsky Salt Industry Group
Co., Ltd., Class A 108,200 86,593
Sokan New Materials Group
Co., Ltd., Class A 10,878 50,478
Solareast Holdings Co., Ltd.,
Class A 45,300 64,303
Songcheng Performance
Development Co., Ltd., Class
A 150,400 169,569
Sonoscape Medical Corp.,
Class A 19,400 78,175
SooChow Securities Co., Ltd.,
Class A 110,590 149,063
*South Manganese
Investment, Ltd. 1,000 58
Southern Publishing & Media
Co., Ltd. 38,600 76,634
Southwest Securities Co., Ltd.,
Class A 194,600 129,510
SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 221,400 415,305
Spring Airlines Co., Ltd., Class
A 33,000 248,256
#SSY Group, Ltd. 1,258,000 501,763
Stanley Agricultural Group Co.,
Ltd., Class A 39,800 54,484
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 92,900 93,784
StarPower Semiconductor,
Ltd., Class A 11,320 166,218
State Grid Information &
Communication Co., Ltd.,
Class A 65,400 169,141
State Grid Yingda Co., Ltd.,
Class A 140,700 127,420
STO Express Co., Ltd., Class
A 88,400 192,507
*Sufa Technology Industry
Co., Ltd. CNNC, Class A 22,100 65,317
Sumavision Technologies Co.,
Ltd., Class A 87,200 69,175
Sumec Corp., Ltd., Class A 64,000 101,541
Sun Art Retail Group, Ltd. 2,168,000 527,202
Sun Create Electronics Co.,
Ltd., Class A 8,600 31,841
Sun King Technology Group,
Ltd. 786,000 204,282
Sunflower Pharmaceutical
Group Co., Ltd., Class A 30,800 63,137
Sungrow Power Supply Co.,
Ltd., Class A 88,020 2,345,635
Shares Value †
CHINA — (Continued)
*Suning Universal Co., Ltd.,
Class A 260,900 $ 93,411
Sunny Optical Technology
Group Co., Ltd. 533,900 5,165,755
Sunresin New Materials Co.,
Ltd., Class A 23,100 180,168
Sunrise Group Co., Ltd., Class
A 91,200 74,013
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 10,925 111,915
*Sunshine Lake Pharma Co.,
Ltd., Class H 40,269 237,297
Sunstone Development Co.,
Ltd., Class A 20,900 72,247
Suntak Technology Co., Ltd.,
Class A 57,300 114,564
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 99,163
*Sunwave Communications
Co., Ltd., Class A 100 159
Sunwoda Electronic Co., Ltd.,
Class A 57,000 286,911
Suofeiya Home Collection Co.,
Ltd., Class A 20,900 38,177
SUPCON Technology Co.,
Ltd., Class A 36,723 269,767
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 69,969
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 938,692
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 116,900 55,805
Suzhou Good-Ark Electronics
Co., Ltd., Class A 48,800 70,162
Suzhou HYC Technology Co.,
Ltd. 13,292 56,958
Suzhou Maxwell Technologies
Co., Ltd., Class A 13,288 196,421
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 87,000 72,558
Suzhou Secote Precision
Electronic Co., Ltd., Class A 14,280 96,099
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 61,880
Suzhou Sushi Testing Group
Co., Ltd., Class A 47,500 104,507
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 32,144 713,128
Suzhou Veichi Electric Co.,
Ltd. 4,673 56,570
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 7,272 106,064
*SVG Optronics Co., Ltd. 13,700 69,556
Symphony Holdings, Ltd. 120,000 23,159
*SYoung Group Co., Ltd.,
Class A 22,300 63,967

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Taiji Computer Corp., Ltd.,
Class A 21,400 $ 80,766
*Taiyuan Heavy Industry Co.,
Ltd., Class A 186,300 72,718
*Talkweb Information System
Co., Ltd., Class A 37,900 182,310
Tangrenshen Group Co., Ltd.,
Class A 111,100 74,407
TangShan Port Group Co.,
Ltd., Class A 213,400 118,951
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 96,117
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 27,300 71,142
Tansun Technology Co., Ltd.,
Class A 7,100 22,081
*Tanwan, Inc. 54,600 104,041
Tasly Pharmaceutical Group
Co., Ltd., Class A 51,000 110,632
Tayho Advanced Materials
Group Co., Ltd., Class A 73,700 103,685
TBEA Co., Ltd., Class A 151,760 417,208
TCL Electronics Holdings, Ltd. 1,275,000 1,514,147
TCL Technology Group Corp.,
Class A 837,990 507,106
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 152,850 203,020
TDG Holdings Co., Ltd. 39,600 57,102
*Tellhow Sci-Tech Co., Ltd. 63,200 82,702
Telling Telecommunication
Holding Co., Ltd., Class A 48,800 69,134
Tencent Holdings, Ltd. 3,755,300 303,914,426
Tencent Music Entertainment
Group 23,500 262,599
Tencent Music Entertainment
Group, ADR 387,997 8,660,093
Three Squirrels, Inc., Class A 19,100 63,182
Three's Co. Media Group Co.,
Ltd., Class A 10,738 43,511
Thunder Software Technology
Co., Ltd., Class A 12,700 122,609
Tian An China Investment Co.,
Ltd. 8,000 4,673
Tian Di Science & Technology
Co., Ltd., Class A 175,000 146,934
Tian Lun Gas Holdings, Ltd. 81,500 33,975
Tianfeng Securities Co., Ltd.,
Class A 192,500 141,627
#Tiangong International Co.,
Ltd. 1,394,000 529,104
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 34,100 96,235
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 22,000 12,087
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 100,600 53,957
Shares Value †
CHINA — (Continued)
*Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,700 $ 74,137
Tianjin Port Co., Ltd., Class A 112,400 75,909
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 21,000 63,540
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 76,000 45,351
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 21,300 19,648
*Tianma Microelectronics Co.,
Ltd., Class A 160,000 218,133
Tianneng Battery Group Co.,
Ltd. 22,739 108,200
Tianqi Lithium Corp. 75,800 465,204
Tianrun Industry Technology
Co., Ltd., Class A 95,900 85,771
Tianshan Aluminum Group
Co., Ltd., Class A 311,300 584,377
Tianshui Huatian Technology
Co., Ltd., Class A 153,700 260,258
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 6,100 21,926
Tibet Huayu Mining Co., Ltd.,
Class A 35,300 147,301
Tibet Mineral Development
Co., Ltd., Class A 12,200 45,067
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 11,800 76,924
Time Interconnect Technology,
Ltd. 329,000 662,470
Tinergy Chemical Co., Ltd.,
Class A 154,500 121,045
Tingyi Cayman Islands Holding
Corp. 1,596,000 2,189,002
Titan Wind Energy Suzhou
Co., Ltd., Class A 60,300 64,853
TKD Science and Technology
Co., Ltd., Class A 24,100 50,181
Tofflon Science & Technology
Group Co., Ltd., Class A 26,200 62,389
Toly Bread Co., Ltd., Class A 57,600 44,076
Tomson Group, Ltd. 208,000 72,258
#Tong Ren Tang Technologies
Co., Ltd., Class H 461,000 275,217
Tongcheng Travel Holdings,
Ltd. 1,208,000 3,326,111
*Tongding Interconnection
Information Co., Ltd., Class A 77,400 56,836
TongFu Microelectronics Co.,
Ltd., Class A 88,400 526,881
Tongguan Gold Group, Ltd. 460,000 160,392
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 128,054
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 30,300 110,313

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Tongkun Group Co., Ltd.,
Class A 103,200 $ 206,045
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 164,526
Tongling Nonferrous Metals
Group Co., Ltd., Class A 667,900 496,078
*Tongwei Co., Ltd., Class A 122,300 425,511
*Tongyu Heavy Industry Co.,
Ltd., Class A 191,000 82,598
Topchoice Medical Corp.,
Class A 21,846 133,274
Topsec Technologies Group,
Inc., Class A 83,100 121,577
ΩTopsports International
Holdings, Ltd. 2,072,000 821,101
Toread Holdings Group Co.,
Ltd., Class A 46,700 61,373
#Towngas Smart Energy Co.,
Ltd. 776,623 389,700
*TPV Technology Co., Ltd.,
Class A 196,200 71,623
Ω*Transcenta Holding, Ltd. 88,500 34,957
TravelSky Technology, Ltd.,
Class H 771,000 1,015,805
*Trigiant Group, Ltd., Class A 2,000 81
*Trina Solar Co., Ltd., Class A 83,697 239,378
Trip.com Group, Ltd. 298,250 20,856,241
Trip.com Group, Ltd.,
Sponsored ADR 73,178 5,170,026
Triumph Science &
Technology Co., Ltd., Class A 28,700 49,403
*Troy Information Technology
Co., Ltd., Class A 37,300 34,670
TRS Information Technology
Corp., Ltd., Class A 36,971 106,829
Truking Technology, Ltd.,
Class A 46,900 73,752
ΩTsaker New Energy Tech
Co., Ltd. 1,000 93
*Tsinghua Tongfang Co., Ltd.,
Class A 27,000 33,057
Tsingtao Brewery Co., Ltd.,
Class H 510,000 3,444,970
TSP Wind Power Group Co.,
Ltd. 67,000 79,773
Ω*Tuhu Car, Inc. 74,300 169,016
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 3,160
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 11,400 130,835
Unilumin Group Co., Ltd.,
Class A 103,000 106,728
Uni-President China Holdings,
Ltd. 1,185,000 1,282,243
Unisplendour Corp., Ltd.,
Class A 64,000 243,339
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 99,000 334,853
Shares Value †
CHINA — (Continued)
*UTour Group Co., Ltd., Class
A 63,400 $ 62,401
V V Food & Beverage Co.,
Ltd., Class A 164,800 82,837
Valiant Co., Ltd., Class A 66,300 130,417
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 23,300 68,079
Vatti Corp., Ltd., Class A 70,300 63,072
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 13,000 45,011
Venustech Group, Inc., Class
A 28,200 62,005
Victory Giant Technology
Huizhou Co., Ltd., Class A 33,100 1,366,338
Viomi Technology Co., Ltd.,
ADR 5,913 18,508
Vipshop Holdings, Ltd.,
Sponsored ADR 293,973 5,141,588
*Visionox Technology, Inc.,
Class A 24,700 29,374
Visual China Group Co., Ltd.,
Class A 30,300 91,892
Ω*Viva Biotech Holdings 876,500 275,168
#*Vnet Group, Inc., Sponsored
ADR 145,570 1,513,928
*Walvax Biotechnology Co.,
Ltd., Class A 24,800 42,585
*Wanda Film Holding Co., Ltd.,
Class A 79,300 122,921
Wangneng Environment Co.,
Ltd., Class A 33,700 80,864
Wangsu Science &
Technology Co., Ltd., Class A 67,800 110,140
Wanguo Gold Group, Ltd. 152,000 600,787
Wanhua Chemical Group Co.,
Ltd., Class A 185,700 1,632,966
Want Want China Holdings,
Ltd. 3,194,000 2,062,978
Wanxiang Qianchao Co., Ltd.,
Class A 95,100 167,574
Warom Technology, Inc. Co. 27,600 75,760
Wasion Holdings, Ltd. 524,000 842,747
Wasu Media Holding Co., Ltd.,
Class A 57,900 64,141
Weichai Power Co., Ltd., Class
H 1,835,000 3,789,371
Weifu High-Technology Group
Co., Ltd., Class A 22,300 67,161
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 34,700 49,841
Weihai Guangwei Composites
Co., Ltd., Class A 44,660 180,527
Weilong Delicious Global
Holdings, Ltd. 252,000 386,161
Ω*Weimob, Inc. 270,000 78,858
Wellhope Foods Co., Ltd.,
Class A 68,100 73,337

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Wencan Group Co., Ltd.,
Class A 29,400 $ 89,245
Wens Foodstuff Group Co.,
Ltd., Class A 303,100 772,405
Wenzhou Yihua Connector
Co., Ltd., Class A 13,400 88,220
#West China Cement, Ltd. 2,704,000 1,033,283
Western Metal Materials Co.,
Ltd. 36,200 91,335
Western Mining Co., Ltd.,
Class A 164,800 554,636
Western Region Gold Co.,
Ltd., Class A 31,800 122,784
Western Securities Co., Ltd.,
Class A 189,700 228,793
Western Superconducting
Technologies Co., Ltd., Class
A 32,739 359,464
Willfar Information Technology
Co., Ltd. 17,055 88,337
Winall Hi-Tech Seed Co., Ltd.,
Class A 68,560 85,192
Windey Energy Technology
Group Co., Ltd., Class A 37,400 95,939
*Wingtech Technology Co.,
Ltd., Class A 39,900 252,097
Winner Medical Co., Ltd.,
Class A 13,500 78,283
Winning Health Technology
Group Co., Ltd., Class A 77,900 96,907
Wolong Electric Group Co.,
Ltd., Class A 73,160 495,420
*World Union Group, Inc.,
Class A 130,020 42,353
Wuchan Zhongda Group Co.,
Ltd., Class A 207,500 170,434
Wuhan DR Laser Technology
Corp., Ltd., Class A 12,000 113,391
Wuhan East Lake High
Technology Group Co., Ltd. 17,400 23,991
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 44,010
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 31,300 54,890
*Wuhan Guide Infrared Co.,
Ltd., Class A 100,718 196,281
Wuhan Jingce Electronic
Group Co., Ltd., Class A 11,800 124,507
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 112,436
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 24,300 87,753
Wuhu Token Science Co.,
Ltd., Class A 46,500 40,544
Wuliangye Yibin Co., Ltd.,
Class A 186,900 3,122,501
WUS Printed Circuit Kunshan
Co., Ltd., Class A 86,150 858,325
Shares Value †
CHINA — (Continued)
Wushang Group Co., Ltd.,
Class A 71,900 $ 100,850
ΩWuXi AppTec Co., Ltd.,
Class H 268,200 3,747,526
Wuxi Autowell Technology
Co., Ltd., Class A 15,357 94,334
Wuxi Best Precision Machinery
Co., Ltd. 23,700 87,649
Ω*Wuxi Biologics Cayman,
Inc., Class A 2,196,500 10,230,475
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 56,899
Wuxi Chipown Micro-
Electronics, Ltd. 8,567 77,103
Wuxi DK Electronic Materials
Co., Ltd. 9,400 81,630
*Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 28,700 62,298
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 33,700 276,944
Wuxi NCE Power Co., Ltd.,
Class A 21,560 113,639
Wuxi Paike New Materials
Technology Co., Ltd., Class A 9,900 97,120
*Wuxi Rural Commercial Bank
Co., Ltd. 95,800 81,646
Wuxi Taiji Industry, Ltd. Co.,
Class A 92,700 112,845
*WuXi XDC Cayman, Inc. 161,000 1,555,686
Wuxi Xinje Electric Co., Ltd.,
Class A 8,900 71,915
Wuzhou Special Paper Group
Co., Ltd. 25,300 42,236
XCMG Construction Machinery
Co., Ltd., Class A 568,400 849,138
XD, Inc. 188,600 1,636,740
XGD, Inc., Class A 26,200 102,008
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 619,000 79,643
Xiamen Amoytop Biotech Co.,
Ltd. 23,661 242,548
*Xiamen Bank Co., Ltd., Class
A 99,300 98,293
Xiamen C & D, Inc., Class A 53,370 76,358
Xiamen Changelight Co., Ltd.,
Class A 48,700 81,779
Xiamen Faratronic Co., Ltd.,
Class A 13,100 221,232
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 21,100 92,668
Xiamen Intretech, Inc., Class A 22,600 62,797
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 92,529
Xiamen Jihong Technology
Co., Ltd., Class A 28,400 74,287
Xiamen Kingdomway Group
Co., Class A 28,800 81,642

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Xiamen Port Development Co.,
Ltd., Class A 61,000 $ 89,501
Xiamen Tungsten Co., Ltd.,
Class A 89,500 448,615
*Xiamen Xiangyu Co., Ltd.,
Class A 112,700 131,495
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 11,534 122,316
*Xian International Medical
Investment Co., Ltd., Class A 64,400 43,402
Xi'an Manareco New Materials
Co., Ltd. 12,852 87,824
Xi'An Shaangu Power Co.,
Ltd., Class A 38,100 46,540
Xi'an Triangle Defense Co.,
Ltd., Class A 12,000 43,250
Xiandai Investment Co., Ltd.,
Class A 128,300 76,379
Xiangcai Co., Ltd., Class A 87,200 157,816
Xiangpiaopiao Food Co., Ltd.,
Class A 22,400 41,421
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 18,300 39,132
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 51,300 106,457
Xianhe Co., Ltd., Class A 30,800 98,858
Ω*Xiaomi Corp., Class W 8,414,600 46,770,634
*Xilinmen Furniture Co., Ltd.,
Class A 33,200 79,711
Xinfengming Group Co., Ltd.,
Class A 106,600 237,828
Xinhuanet Co., Ltd., Class A 21,840 61,390
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 40,400 107,321
Xinjiang Joinworld Co., Ltd.,
Class A 45,900 52,266
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 133,000 87,954
Xinjiang Xintai Natural Gas
Co., Ltd., Class A 18,600 74,324
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 211,000 70,313
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 58,000 73,943
Xinjiang Zhongtai Chemical
Co., Ltd., Class A 78,000 51,472
#Xinte Energy Co., Ltd., Class
H 291,200 290,743
Xinxiang Chemical Fiber Co.,
Ltd., Class A 129,800 79,641
Xinxiang Richful Lube Additive
Co., Ltd., Class A 17,200 137,194
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 133,600 81,223
#Xinyi Energy Holdings, Ltd. 2,365,515 386,532
#Xinyi Solar Holdings, Ltd. 3,455,988 1,591,884
Shares Value †
CHINA — (Continued)
Xinzhi Group Co., Ltd., Class A 24,200 $ 97,075
Xizang Zhufeng Resources
Co., Ltd., Class A 44,900 89,898
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 19,300 43,411
*XPeng, Inc., Class A 719,200 8,069,046
Xtep International Holdings,
Ltd. 1,606,108 1,163,427
Xuji Electric Co., Ltd., Class A 29,400 109,142
ΩYadea Group Holdings, Ltd. 893,444 1,396,689
Yangling Metron New Material,
Inc., Class A 25,060 58,619
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 96,000 442,438
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 25,900 253,754
*Yankershop Food Co., Ltd.,
Class A 13,330 137,300
#Yankuang Energy Group Co.,
Ltd., Class H 2,953,600 4,054,825
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 22,338
Yantai China Pet Foods Co.,
Ltd., Class A 14,400 115,649
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 47,749
*Yantai Eddie Precision
Machinery Co., Ltd., Class A 28,700 75,394
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,900 371,371
Yantai North Andre Juice Co.,
Ltd., Class H 6,500 13,348
YanTai Shuangta Food Co.,
Ltd., Class A 85,600 67,304
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 48,609 114,181
*YD Electronic Technology
Co., Ltd., Class A 9,200 60,659
#*Yeahka, Ltd., Class A 106,000 118,245
Yealink Network Technology
Corp., Ltd., Class A 68,700 347,250
Yechiu Metal Recycling China,
Ltd., Class A 155,100 68,161
Yeebo International Holdings,
Ltd. 86,000 48,576
YGSOFT, Inc., Class A 93,600 85,422
Yibin Tianyuan Group Co.,
Ltd., Class A 111,900 91,440
Yifan Pharmaceutical Co., Ltd.,
Class A 39,700 73,411
Yifeng Pharmacy Chain Co.,
Ltd., Class A 79,759 273,469
Yihai International Holding,
Ltd. 460,000 705,489
Yijiahe Technology Co., Ltd.,
Class A 10,700 45,851

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Yinbang Clad Material Co.,
Ltd., Class A 59,400 $ 85,402
Yindu Kitchen Equipment Co.,
Ltd. 25,020 63,935
Yingkou Jinchen Machinery
Co., Ltd. 10,400 42,828
Yixintang Pharmaceutical
Group Co., Ltd., Class A 45,600 85,857
Yizumi Holdings Co., Ltd.,
Class A 30,800 109,366
Yonfer Agricultural Technology
Co., Ltd., Class A 81,400 169,949
*Yonghui Superstores Co.,
Ltd., Class A 342,500 224,574
Yongjin Technology Group
Co., Ltd. 38,700 99,599
YongXing Special Materials
Technology Co., Ltd., Class A 30,600 211,211
*Yonyou Network Technology
Co., Ltd., Class A 128,600 281,675
Yotrio Group Co., Ltd., Class A 166,100 90,020
Youcare Pharmaceutical
Group Co., Ltd. 22,087 67,201
*Youdao, Inc., ADR 1,446 15,169
*Youngor Fashion Co., Ltd.,
Class A 139,800 147,215
Youngy Co., Ltd., Class A 17,300 115,354
*Youzu Interactive Co., Ltd.,
Class A 47,400 85,786
YSB, Inc. 57,400 67,280
YTO Express Group Co., Ltd.,
Class A 113,000 271,622
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 37,900 51,883
Yuexiu Property Co., Ltd. 1,061,000 611,575
Yuexiu Transport
Infrastructure, Ltd. 570,000 311,688
Yueyang Forest & Paper Co.,
Ltd., Class A 111,900 69,915
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 22,741 57,697
Yum China Holdings, Inc. 89,300 3,863,118
Yum China Holdings, Inc. 249,500 10,741,193
YUNDA Holding Group Co.,
Ltd., Class A 194,500 198,808
Yunnan Aluminium Co., Ltd.,
Class A 120,400 388,641
Yunnan Baiyao Group Co.,
Ltd., Class A 65,140 518,212
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 292,600 276,896
Yunnan Copper Co., Ltd.,
Class A 114,500 290,018
Yunnan Energy Investment
Co., Ltd., Class A 16,700 28,465
*Yunnan Energy New Material
Co., Ltd., Class A 41,200 280,673
Shares Value †
CHINA — (Continued)
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 26,500 $ 103,920
Yunnan Nantian Electronics
Information Co., Ltd. 25,600 65,921
Yunnan Tin Co., Ltd., Class A 103,800 345,259
Yunnan Yuntianhua Co., Ltd.,
Class A 117,800 475,682
Yusys Technologies Co., Ltd.,
Class A 36,800 123,799
Yutong Bus Co., Ltd., Class A 48,000 217,886
Yutong Heavy Industries Co.,
Ltd. 32,900 54,000
*Zai Lab, Ltd. 71,700 185,426
#*Zai Lab, Ltd., Sponsored
ADR 22,105 577,604
Zangge Mining Co., Ltd., Class
A 24,800 204,953
ZBOM Home Collection Co.,
Ltd., Class A 32,500 42,437
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 19,200 480,199
Zhaojin Mining Industry Co.,
Ltd., Class H 1,216,000 4,546,584
Zhefu Holding Group Co., Ltd.,
Class A 177,300 102,314
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 56,600 112,687
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 60,040 86,407
*Zhejiang Century Huatong
Group Co., Ltd., Class A 105,400 260,013
Zhejiang Cfmoto Power Co.,
Ltd., Class A 8,200 294,738
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 11,100 136,493
Zhejiang China Commodities
City Group Co., Ltd., Class A 202,600 524,261
Zhejiang Chint Electrics Co.,
Ltd., Class A 80,700 325,078
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 91,015
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 79,500 52,239
Zhejiang Crystal-Optech Co.,
Ltd., Class A 70,710 248,003
Zhejiang Dafeng Industry Co.,
Ltd. 36,300 66,869
Zhejiang Dahua Technology
Co., Ltd., Class A 82,700 237,455
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 35,200 67,165
Zhejiang Dingli Machinery Co.,
Ltd., Class A 28,800 214,880
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 54,800 106,103

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Expressway Co.,
Ltd., Class H 1,064,760 $ 1,038,429
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 48,100 93,131
Zhejiang Gongdong Medical
Technology Co., Ltd. 14,280 39,338
*Zhejiang Great Southeast
Co., Ltd., Class A 139,300 72,562
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 19,900 26,544
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 108,700 119,502
Zhejiang Hailiang Co., Ltd.,
Class A 93,000 150,294
Zhejiang Hailide New Material
Co., Ltd., Class A 82,300 67,483
Zhejiang HangKe Technology,
Inc. Co., Class A 25,295 116,100
Zhejiang Hangmin Co., Ltd.,
Class A 80,451 80,764
Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 52,500 42,311
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 55,900 87,983
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 123,035
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 87,000 234,288
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 22,800 56,054
Zhejiang Huangma
Technology Co., Ltd. 42,800 109,490
Zhejiang Huatong Meat
Products Co., Ltd. 74,600 112,912
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 68,630 624,509
Zhejiang International Group
Co., Ltd. 46,100 71,653
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 47,100 56,410
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 19,900 106,845
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 94,983
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 69,200 378,925
Zhejiang Jingu Co., Ltd., Class
A 49,100 71,352
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,220 132,844
Shares Value †
CHINA — (Continued)
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 110,100 $ 71,728
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 59,500 213,197
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 44,700 125,271
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 37,600 92,545
Zhejiang Juhua Co., Ltd.,
Class A 94,100 466,652
Zhejiang Lante Optics Co., Ltd. 22,689 102,228
Zhejiang Longsheng Group
Co., Ltd., Class A 117,500 173,720
Zhejiang Medicine Co., Ltd.,
Class A 58,100 118,774
Zhejiang Meida Industrial Co.,
Ltd., Class A 43,000 44,979
Zhejiang Meorient Commerce
& Exhibition, Inc. 19,240 37,333
*Zhejiang Narada Power
Source Co., Ltd., Class A 42,500 112,661
Zhejiang NHU Co., Ltd., Class
A 124,476 424,693
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 31,600 71,211
Zhejiang Runtu Co., Ltd.,
Class A 68,000 69,888
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 62,700 439,554
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 28,100 220,665
Zhejiang Semir Garment Co.,
Ltd., Class A 137,000 104,064
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 55,660 42,826
Zhejiang Shibao Co., Ltd.,
Class H 148,000 92,355
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 14,800 42,059
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 17,100 104,752
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 28,252 101,707
Zhejiang Southeast Space
Frame Co., Ltd., Class A 95,900 62,612
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,600 51,324
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 88,200 89,534
Zhejiang Supor Co., Ltd.,
Class A 22,300 149,350
Zhejiang Taihua New Material
Group Co., Ltd., Class A 65,600 81,421
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 43,500 47,456

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 25,500 $ 93,876
Zhejiang Tony Electronic Co.,
Ltd., Class A 16,400 49,898
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 101,100 241,456
Zhejiang Wanliyang Co., Ltd.,
Class A 70,000 88,652
Zhejiang Wanma Co., Ltd.,
Class A 55,200 139,119
Zhejiang Wansheng Co., Ltd.,
Class A 44,300 70,472
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 104,130 316,385
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 54,700 83,560
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 80,300 116,466
*Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 27,400 130,647
Zhejiang XCC Group Co., Ltd. 14,900 96,024
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 52,700 70,072
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 95,447
Zhejiang Xinao Textiles, Inc. 60,000 67,394
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 13,500 56,295
Zhejiang Yankon Group Co.,
Ltd., Class A 100 48
Zhejiang Yasha Decoration
Co., Ltd., Class A 104,200 58,960
Zhejiang Yinlun Machinery
Co., Ltd., Class A 41,600 222,945
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 26,600 63,454
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,400 106,488
Zhejiang Yongtai Technology
Co., Ltd., Class A 39,600 108,310
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 10,740 78,851
Zhende Medical Co., Ltd.,
Class A 23,800 317,456
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 85,800 63,245
Zhengzhou GL Tech Co., Ltd. 21,400 54,595
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 123,600 93,712
Zheshang Development Group
Co., Ltd. 51,800 44,438
Shares Value †
CHINA — (Continued)
Zheshang Securities Co., Ltd.,
Class A 115,600 $ 188,602
Zhewen Interactive Group Co.,
Ltd., Class A 30,100 36,852
*Zhong An Group, Ltd. 3,000 53
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 732,600 1,577,896
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 119,000 118,294
Zhongji Innolight Co., Ltd.,
Class A 45,780 3,040,387
Zhongjin Gold Corp., Ltd.,
Class A 201,800 628,159
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 9,100 26,768
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 104,800 180,252
Zhongsheng Group Holdings,
Ltd. 821,000 1,297,172
Zhongtai Securities Co., Ltd.,
Class A 119,400 117,015
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
Zhongtong Bus Holding Co.,
Ltd., Class A 41,900 69,125
*ZhongYeDa Electric Co., Ltd.,
Class A 46,800 64,264
#Zhongyu Energy Holdings,
Ltd. 38,000 15,254
Zhongyuan Environment-
Protection Co., Ltd., Class A 82,701 102,182
Ω#Zhou Hei Ya International
Holdings Co., Ltd. 1,036,500 242,715
Zhuhai Huafa Properties Co.,
Ltd., Class A 81,100 56,023
Zhuhai Port Co., Ltd., Class A 79,000 61,228
Zhuzhou CRRC Times Electric
Co., Ltd. 386,300 1,969,224
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 144,258
Zhuzhou Kibing Group Co.,
Ltd., Class A 139,600 139,164
*Zhuzhou Smelter Group Co.,
Ltd., Class A 78,100 171,283
Zhuzhou Times New Material
Technology Co., Ltd., Class A 54,500 111,720
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 131,100 88,538
Zijin Mining Group Co., Ltd.,
Class H 4,736,000 19,645,485
ZJAMP Group Co., Ltd., Class
A 53,100 70,604
Ω#ZJLD Group, Inc. 18,000 20,195
ZJMI Environmental Energy
Co., Ltd., Class A 47,100 93,509
Zkteco Co., Ltd., Class A 13,600 60,226
ZMJ Group Co., Ltd., Class H 187,000 516,811

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,179,200 $ 1,137,902
#ZTE Corp., Class H 685,200 2,900,476
ZTO Express Cayman, Inc. 381,300 6,995,880
ZTO Express Cayman, Inc.,
Sponsored ADR 7,500 139,425
TOTAL CHINA 1,979,794,859
COLOMBIA — (0.1%)
Celsia SA 38,592 48,882
Cementos Argos SA 237,319 634,391
Grupo Argos SA 50,083 225,728
Grupo Cibest SA 1,824 29,529
Grupo Cibest SA, ADR 78,238 4,540,934
Grupo de Inversiones
Suramericana SA 16,144 195,956
Grupo Energia Bogota SA ESP 59,676 48,692
Interconexion Electrica SA
ESP 182,034 1,178,793
Mineros SA, Class A 18,404 64,833
Promigas SA ESP 284 473
TOTAL COLOMBIA 6,968,211
CZECHIA — (0.1%)
CEZ A/S 80,575 4,940,884
Komercni Banka A/S 44,790 2,296,215
ΩMoneta Money Bank A/S 82,062 695,850
TOTAL CZECHIA 7,932,949
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 1,244,404 2,656,803
TOTAL EGYPT 2,656,803
FRANCE — (0.0%)
Carrefour SA 38,413 608,599
TOTAL FRANCE 608,599
GREECE — (0.5%)
Aegean Airlines SA 21,392 325,423
*Aktor SA Holding Company
Technical And Energy Projects 22,161 215,113
Alpha Bank SA 1,648,559 6,469,415
Athens International Airport SA 5,870 67,887
Athens Water Supply &
Sewage Co. SA 3,024 24,223
Autohellas Tourist and Trading
SA 2,934 37,522
Avax SA 35,094 97,213
Bank of Greece 710 12,169
ElvalHalcor SA 7,740 28,587
Eurobank Ergasias Services
and Holdings SA 1,238,181 4,660,328
Fourlis Holdings SA 14,996 71,051
GEK TERNA SA 15,644 418,546
Hellenic Exchanges - Athens
Stock Exchange SA 37,872 272,763
Hellenic Telecommunications
Organization SA 93,890 1,767,482
HELLENiQ ENERGY Holdings
S.A. 41,028 361,789
Shares Value †
GREECE — (Continued)
Holding Co. ADMIE IPTO SA 100,112 $ 344,915
Ideal Holdings SA 1,697 11,517
JUMBO SA 63,313 2,012,511
Kri-Kri Milk Industry SA 913 20,760
*LAMDA Development SA,
Class A 23,022 196,633
*Metlen Energy & Metals PLC 73,625 3,739,035
Motor Oil Hellas Corinth
Refineries SA 30,454 914,604
National Bank of Greece SA 448,028 6,590,624
OPAP SA 90,011 1,864,840
Optima bank SA 3,407 31,616
Piraeus Financial Holdings SA 580,188 4,534,895
Piraeus Port Authority SA 1,519 75,389
Plastika Kritis SA 17 290
Public Power Corp. SA 114,334 1,991,343
Quest Holdings SA 2,014 16,388
Sarantis SA 11,666 169,927
Titan SA 27,134 1,218,274
TOTAL GREECE 38,563,072
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 494,000 72,458
TOTAL HONG KONG 72,458
HUNGARY — (0.2%)
#*4iG Nyrt, Class A 7,228 86,367
MOL Hungarian Oil & Gas PLC 230,945 2,034,443
Opus Global Nyrt 55,285 89,999
OTP Bank Nyrt 107,006 10,219,345
*Richter Gedeon Nyrt 21,145 652,577
TOTAL HUNGARY 13,082,731
INDIA — (16.5%)
360 ONE WAM, Ltd. 116,296 1,415,786
3M India, Ltd. 884 294,364
Aarti Drugs, Ltd. 29,276 161,961
Aarti Industries, Ltd. 113,403 485,376
Aarti Pharmalabs, Ltd. 43,075 413,397
ABB India, Ltd. 26,490 1,557,687
ACC, Ltd. 46,881 993,639
Accelya Solutions India, Ltd. 2,589 40,507
Action Construction
Equipment, Ltd. 40,405 501,084
*Adani Energy Solutions, Ltd. 138,207 1,535,404
Adani Enterprises, Ltd. 45,436 1,269,856
*Adani Green Energy, Ltd. 69,873 897,309
Adani Ports & Special
Economic Zone, Ltd. 349,946 5,721,972
*Adani Power, Ltd. 2,200,360 3,912,605
Adani Total Gas, Ltd. 64,684 460,221
ADF Foods, Ltd. 22,770 56,312
*Aditya Birla Fashion and
Retail, Ltd. 253,138 232,803
*Aditya Birla Lifestyle Brands,
Ltd. 252,148 379,481
Aditya Birla Real Estate, Ltd. 30,530 645,430
ΩAditya Vision, Ltd. 23,149 149,696

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Advanced Enzyme
Technologies, Ltd. 37,628 $ 130,575
*Advent Hotels International
Pvt, Ltd. 13,951 49,143
Aegis Logistics, Ltd. 99,301 839,130
Aeroflex Industries, Ltd. 11,903 25,092
*Aether Industries, Ltd. 19,168 162,743
*Affle 3i, Ltd. 18,698 406,645
AGI Greenpac, Ltd. 18,822 173,799
Ahluwalia Contracts India, Ltd. 20,804 222,766
AIA Engineering, Ltd. 20,603 754,272
Ajanta Pharma, Ltd. 34,011 944,532
Ajmera Realty & Infra India,
Ltd. 9,452 114,153
Akzo Nobel India, Ltd. 6,509 237,692
Alembic Pharmaceuticals, Ltd. 37,087 374,917
Alembic, Ltd. 69,654 77,994
Alkem Laboratories, Ltd. 22,521 1,396,983
Alkyl Amines Chemicals 3,742 78,405
*Allcargo Logistics, Ltd. 227,709 88,240
Allied Digital Services, Ltd. 22,887 46,307
Amara Raja Energy & Mobility,
Ltd. 176,880 2,002,002
*Amber Enterprises India, Ltd. 16,542 1,497,554
Ambika Cotton Mills, Ltd. 940 14,268
Ambuja Cements, Ltd. 435,803 2,775,707
Amrutanjan Health Care, Ltd. 2,397 19,552
Anant Raj, Ltd. 89,440 649,255
Andhra Paper, Ltd. 21,504 18,815
Angel One, Ltd. 44,341 1,244,947
Antelopus Selan Energy, Ltd. 7,316 47,161
Ω*Antony Waste Handling
Cell, Ltd., Class A 13,054 80,055
Anup Engineering, Ltd. (The) 7,744 201,270
Anupam Rasayan India, Ltd. 17,819 215,623
Apar Industries, Ltd. 18,582 1,815,053
Apcotex Industries, Ltd. 3,041 12,158
APL Apollo Tubes, Ltd. 118,171 2,384,819
Apollo Hospitals Enterprise,
Ltd., Class A 74,535 6,449,198
Apollo Pipes, Ltd. 2,123 7,353
Apollo Tyres, Ltd. 631,213 3,565,944
Artemis Medicare Services,
Ltd. 10,016 27,932
Arvind Fashions, Ltd. 73,330 415,382
Arvind, Ltd. 141,366 507,681
Asahi India Glass, Ltd. 57,150 594,153
Ashapura Minechem, Ltd. 45,239 338,638
Ashiana Housing, Ltd. 17,770 56,480
Ashok Leyland, Ltd. 2,895,473 4,616,318
*Ashoka Buildcon, Ltd., Class
A 147,985 342,843
Asian Paints, Ltd. 193,268 5,466,379
Associated Alcohols &
Breweries, Ltd. 3,930 54,020
ΩAster DM Healthcare, Ltd. 134,309 1,025,875
Astra Microwave Products, Ltd. 47,169 553,804
Astral, Ltd. 65,887 1,076,280
Shares Value †
INDIA — (Continued)
AstraZeneca Pharma India,
Ltd. 3,213 $ 345,835
Atul, Ltd. 8,821 572,607
ΩAU Small Finance Bank, Ltd. 180,114 1,781,129
AurionPro Solutions, Ltd. 11,462 155,872
Aurobindo Pharma, Ltd. 242,807 3,115,118
Automotive Axles, Ltd. 1,014 19,426
Avadh Sugar & Energy, Ltd. 3,114 15,163
Avantel, Ltd. 58,304 112,672
Avanti Feeds, Ltd. 31,509 247,539
Ω*Avenue Supermarts, Ltd. 58,740 2,748,374
*AWL Agri Business, Ltd. 111,860 346,336
Axis Bank, Ltd. 1,400,092 19,443,608
*AXISCADES Technologies,
Ltd. 14,116 254,600
Bajaj Auto, Ltd. 38,441 3,850,758
*Bajaj Consumer Care, Ltd. 51,511 160,844
Bajaj Finserv, Ltd. 187,271 4,405,458
*Bajaj Hindusthan Sugar, Ltd. 608,404 151,396
Bajaj Holdings & Investment,
Ltd. 5,130 710,978
Balaji Amines, Ltd. 7,262 115,272
Balkrishna Industries, Ltd. 49,860 1,280,491
Balmer Lawrie & Co., Ltd. 56,447 128,528
Balrampur Chini Mills, Ltd. 226,686 1,171,973
Balu Forge Industries, Ltd. 6,018 43,818
Banco Products India, Ltd. 42,419 339,032
ΩBandhan Bank, Ltd. 735,943 1,297,934
Bank of Baroda 834,843 2,618,193
Bank of India 449,498 708,290
Bank of Maharashtra 624,453 415,241
BASF India, Ltd. 7,832 389,256
Bata India, Ltd. 37,255 449,303
Bayer CropScience, Ltd. 10,012 550,906
*BEML, Ltd. 12,484 618,749
Berger Paints India, Ltd. 114,868 701,465
*BF Utilities, Ltd., Class R 19,391 160,880
Bhansali Engineering
Polymers, Ltd. 97,934 108,601
Bharat Bijlee, Ltd. 5,541 188,717
Bharat Dynamics, Ltd. 49,278 849,266
Bharat Electronics, Ltd. 2,507,346 12,035,204
Bharat Forge, Ltd. 236,148 3,523,948
Bharat Heavy Electricals, Ltd. 689,089 2,060,873
Bharat Petroleum Corp., Ltd. 1,098,050 4,413,414
Bharat Rasayan, Ltd. 362 44,249
Bharti Airtel, Ltd. 1,583,066 36,638,091
Biocon, Ltd. 356,358 1,493,736
Birla Corp., Ltd. 21,653 287,532
BirlaNu, Ltd. 909 19,632
Birlasoft, Ltd. 128,796 539,145
*BL Kashyap & Sons, Ltd. 33,564 22,327
Black Box, Ltd. 22,571 134,923
Bliss Gvs Pharma, Ltd. 11,488 20,299
BLS International Services,
Ltd. 89,655 317,732
Blue Dart Express, Ltd. 5,067 375,125
Blue Star, Ltd. 73,885 1,612,513
*Bluspring Enterprises, Ltd. 54,153 48,357

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Bombay Burmah Trading Co. 20,001 $ 446,293
Bombay Dyeing &
Manufacturing Co., Ltd. 77,300 142,956
*Borosil Renewables, Ltd. 25,828 187,255
*Borosil Scientific, Ltd. 1,816 2,790
*Borosil, Ltd. 13,084 50,481
Bosch, Ltd. 3,197 1,341,338
Brigade Enterprises, Ltd. 88,079 1,029,608
*Brightcom Group, Ltd. 1,068,972 163,649
Britannia Industries, Ltd. 81,507 5,358,893
BSE, Ltd. 122,747 3,427,797
*Camlin Fine Sciences, Ltd. 77,805 171,700
Campus Activewear, Ltd. 76,236 240,333
Canara Bank 1,757,042 2,711,432
Cantabil Retail India, Ltd. 20,138 59,095
*Capacit'e Infraprojects, Ltd. 43,947 141,958
Caplin Point Laboratories, Ltd. 15,530 355,626
Carborundum Universal, Ltd. 27,643 280,412
Care Ratings, Ltd. 14,090 254,686
*Cartrade Tech, Ltd. 40,977 1,393,808
Carysil, Ltd. 12,889 135,821
Castrol India, Ltd. 335,673 737,396
CCL Products India, Ltd. 56,795 550,060
CE Info Systems, Ltd. 12,017 246,279
Ceat, Ltd. 25,377 1,152,826
Cello World, Ltd. 1,647 12,146
Cemindia Projects, Ltd. 64,957 592,888
Central Depository Services
India, Ltd. 97,587 1,744,823
Centum Electronics, Ltd. 1,413 39,997
Century Enka, Ltd. 1,392 7,331
Century Plyboards India, Ltd. 31,965 271,664
Cera Sanitaryware, Ltd. 4,016 281,686
CESC, Ltd. 392,207 795,095
CG Power & Industrial
Solutions, Ltd. 421,265 3,495,781
*Chalet Hotels, Ltd. 6,079 65,038
Chambal Fertilisers and
Chemicals, Ltd. 180,784 979,258
*Chemplast Sanmar, Ltd. 7,572 34,021
Chennai Petroleum Corp., Ltd. 49,518 546,297
*Choice International, Ltd. 41,949 395,337
CIE Automotive India, Ltd. 76,964 374,714
*Cigniti Technologies, Ltd. 8,067 156,103
Cipla, Ltd. 485,146 8,204,793
City Union Bank, Ltd. 278,467 717,316
Clean Science & Technology,
Ltd. 19,403 220,496
CMS Info Systems, Ltd. 156,310 653,792
Coal India, Ltd. 964,705 4,223,581
ΩCochin Shipyard, Ltd. 56,470 1,138,354
Ω*Coffee Day Enterprises,
Ltd., Class A 146,342 69,024
Coforge, Ltd. 236,352 4,734,162
*Cohance Lifesciences, Ltd. 54,116 459,282
Colgate-Palmolive India, Ltd.,
Class F 98,662 2,492,911
Computer Age Management
Services, Ltd. 41,513 1,843,110
Shares Value †
INDIA — (Continued)
Concord Biotech, Ltd. 7,302 $ 118,762
Confidence Petroleum India,
Ltd. 60,005 28,153
Container Corp. of India, Ltd. 197,033 1,210,214
Coromandel International, Ltd. 95,025 2,274,274
Cosmo First, Ltd. 12,233 114,639
Craftsman Automation, Ltd. 7,032 529,155
CRISIL, Ltd. 9,519 528,561
Crompton Greaves Consumer
Electricals, Ltd. 586,266 1,867,017
*CSB Bank, Ltd., Class H 42,293 196,931
Cummins India, Ltd. 89,935 4,401,049
Cyient, Ltd. 63,124 826,638
Ω*D P Abhushan, Ltd. 4,331 68,889
Dabur India, Ltd. 317,307 1,742,715
*Dalmia Bharat Refractories,
Ltd. 235 –
Dalmia Bharat Sugar &
Industries, Ltd. 11,335 43,918
Dalmia Bharat, Ltd. 41,092 970,604
Datamatics Global Services,
Ltd. 13,080 137,657
DB Corp., Ltd. 29,354 88,454
DCB Bank, Ltd. 206,912 368,157
DCM Shriram Industries, Ltd. 12,038 23,451
DCM Shriram, Ltd. 13,998 202,028
DCW, Ltd. 124,925 89,024
Deep Industries, Ltd. 19,087 103,916
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 66,279 1,113,669
Deepak Nitrite, Ltd. 81,648 1,589,708
*Delhivery, Ltd. 340,676 1,788,169
Delta Corp., Ltd. 127,312 111,520
*Devyani International, Ltd. 213,801 389,687
*Dhanlaxmi Bank, Ltd. 144,482 43,098
Dhanuka Agritech, Ltd. 8,701 134,693
*Digitide Solutions, Ltd. 54,153 96,702
ΩDilip Buildcon, Ltd. 31,331 174,759
*Dish TV India, Ltd. 758,352 37,930
*Dishman Carbogen Amcis,
Ltd. 46,653 153,353
Divi's Laboratories, Ltd. 65,387 4,963,066
Dixon Technologies India, Ltd. 23,815 4,156,634
DLF, Ltd. 436,064 3,714,867
D-Link India, Ltd. 7,211 36,952
Dodla Dairy, Ltd. 6,163 89,677
Dollar Industries, Ltd. 10,607 42,788
ΩDr. Lal PathLabs, Ltd. 28,668 1,012,586
Dr. Reddy's Laboratories, Ltd. 87,329 1,178,143
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 410,453 5,454,920
*Dredging Corp. of India, Ltd. 1,657 13,834
Dwarikesh Sugar Industries,
Ltd. 135,889 66,359
Dynacons Systems &
Solutions Ltd, Class H 2,494 25,913
Dynamatic Technologies, Ltd. 444 39,593
eClerx Services, Ltd. 18,767 999,455
Eicher Motors, Ltd. 102,885 8,121,044

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
*EID Parry India, Ltd. 71,906 $ 868,660
EIH Associated Hotels 5,056 21,748
EIH, Ltd. 28,115 123,455
Elecon Engineering Co., Ltd. 57,955 366,547
Electrosteel Castings, Ltd. 250,230 257,217
Elgi Equipments, Ltd. 118,987 666,704
Emami, Ltd. 158,760 955,730
*Embassy Developments, Ltd. 378,421 395,893
ΩEndurance Technologies,
Ltd. 16,961 542,355
Engineers India, Ltd. 262,464 597,772
Epigral, Ltd. 12,361 235,283
EPL, Ltd. 140,107 318,042
ΩEquitas Small Finance Bank,
Ltd. 418,690 268,794
ΩEris Lifesciences, Ltd. 32,410 581,123
ESAB India, Ltd. 286 15,821
Escorts Kubota, Ltd. 32,033 1,366,354
*Eternal, Ltd. 2,716,202 9,722,440
*Ethos, Ltd. 1,692 55,320
*Eureka Forbes, Ltd. 33,373 209,927
Eveready Industries India, Ltd. 29,370 125,690
Everest Kanto Cylinder, Ltd. 33,468 55,180
Exide Industries, Ltd., Class F 353,204 1,519,508
FDC, Ltd. 35,850 186,032
Federal Bank, Ltd. 2,564,370 6,835,046
*Federal-Mogul Goetze India,
Ltd. 8,200 42,450
FIEM Industries, Ltd. 12,310 289,573
Filatex India, Ltd. 136,508 97,509
Fine Organic Industries, Ltd. 5,518 275,815
Fineotex Chemical, Ltd. 301,760 101,401
*Fino Payments Bank, Ltd. 19,103 60,911
Finolex Cables, Ltd. 52,559 465,310
Finolex Industries, Ltd. 173,142 366,700
Firstsource Solutions, Ltd. 260,246 1,037,510
Force Motors, Ltd. 4,767 948,017
Fortis Healthcare, Ltd. 329,657 3,799,153
*FSN E-Commerce Ventures,
Ltd. 535,857 1,496,660
G R Infraprojects, Ltd. 3,102 40,765
Gabriel India, Ltd. 72,582 1,041,578
GAIL India, Ltd. 1,910,884 3,934,080
Galaxy Surfactants, Ltd. 5,752 144,527
Ganesh Housing, Ltd. 10,039 94,112
Ganesha Ecosphere, Ltd. 10,593 145,605
Garware Hi-Tech Films, Ltd. 6,151 236,405
Garware Technical Fibres, Ltd. 33,517 286,591
Gateway Distriparks, Ltd. 180,215 129,744
GE Vernova T&D India, Ltd. 43,330 1,482,581
*Genesys International Corp.,
Ltd. 20,836 119,259
Genus Power Infrastructures,
Ltd. 23,327 89,581
Geojit Financial Services, Ltd. 30,472 25,405
GHCL, Ltd. 146,424 1,055,980
Gillette India, Ltd. 4,654 472,707
ΩGland Pharma, Ltd. 33,555 729,113
Shares Value †
INDIA — (Continued)
GlaxoSmithKline
Pharmaceuticals, Ltd. 19,717 $ 581,618
Glenmark Pharmaceuticals,
Ltd. 103,769 2,210,715
Global Health, Ltd. 62,895 929,206
Globus Spirits, Ltd. 11,625 151,423
GMM Pfaudler, Ltd. 23,156 336,340
*GMR Airports, Ltd. 1,879,943 1,990,039
*GMR Power and Urban Infra,
Ltd. 102 135
*Go Fashion India, Ltd. 6,195 44,960
Godawari Power and Ispat,
Ltd. 222,450 711,018
Godfrey Phillips India, Ltd. 26,127 905,823
ΩGodrej Agrovet, Ltd. 28,987 216,575
Godrej Consumer Products,
Ltd. 245,317 3,091,222
*Godrej Industries, Ltd., Class
A 15,234 189,611
*Godrej Properties, Ltd., Class
A 88,572 2,282,864
*Gokaldas Exports, Ltd., Class
A 22,262 210,241
*Gokul Agro Resources, Ltd. 34,650 67,020
Goldiam International, Ltd. 23,979 96,744
Goodluck India, Ltd. 11,292 159,729
Granules India, Ltd. 574,743 3,661,936
Graphite India, Ltd. 57,394 402,890
Grasim Industries, Ltd. 214,025 6,971,808
Gravita India, Ltd. 29,468 553,401
Great Eastern Shipping Co.,
Ltd. (The) 85,660 1,061,061
Greaves Cotton, Ltd., Class A 80,814 207,590
Greenlam Industries, Ltd. 9,844 29,417
Greenpanel Industries, Ltd. 50,949 163,514
Greenply Industries, Ltd. 32,680 112,466
Grindwell Norton, Ltd. 22,577 429,585
Gufic Biosciences, Ltd. 5,649 20,707
Gujarat Alkalies & Chemicals,
Ltd. 13,196 85,036
Gujarat Ambuja Exports, Ltd. 117,282 139,661
Gujarat Fluorochemicals, Ltd. 15,988 674,235
Gujarat Gas, Ltd. 33,184 152,292
Gujarat Industries Power Co.,
Ltd. 48,338 99,555
Gujarat Mineral Development
Corp., Ltd. 69,778 467,145
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 65,782 372,700
Gujarat Pipavav Port, Ltd. 219,250 411,523
Gujarat State Petronet, Ltd. 173,303 604,512
Gulf Oil Lubricants India, Ltd. 9,453 131,703
Happiest Minds Technologies,
Ltd. 51,245 297,612
Hariom Pipe Industries, Ltd. 1,563 7,927
ΩHarsha Engineers
International, Ltd. 11,536 51,844
Hatsun Agro Product, Ltd. 4,998 62,262
Havells India, Ltd. 139,203 2,342,598

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
HBL Engineering, Ltd. 89,851 $ 1,016,414
HCL Technologies, Ltd. 526,257 9,138,377
ΩHDFC Asset Management
Co., Ltd. 74,046 4,486,739
HDFC Bank, Ltd. 2,677,685 29,780,795
HDFC Bank, Ltd., Sponsored
ADR 1,097,108 39,737,252
ΩHDFC Life Insurance Co.,
Ltd. 504,204 4,156,770
*HealthCare Global
Enterprises, Ltd. 41,259 347,260
HEG, Ltd. 61,192 407,389
HeidelbergCement India, Ltd. 43,635 96,569
Heritage Foods, Ltd. 47,911 260,115
Hero MotoCorp, Ltd. 102,067 6,374,355
Hester Biosciences, Ltd. 401 7,242
*Heubach Colorants India, Ltd. 373 2,173
HFCL, Ltd. 608,556 503,935
HG Infra Engineering, Ltd. 18,552 192,748
Hikal, Ltd. 36,001 96,662
Himadri Speciality Chemical,
Ltd. 125,847 683,664
Himatsingka Seide, Ltd. 57,255 79,228
Hindalco Industries, Ltd. 1,307,846 12,491,175
Hindustan Aeronautics, Ltd. 127,652 6,729,497
Hindustan Copper, Ltd. 284,869 1,091,870
*Hindustan Foods, Ltd. 20,299 119,855
*Hindustan Oil Exploration
Co., Ltd. 60,972 105,115
Hindustan Petroleum Corp.,
Ltd. 702,498 3,766,862
Hindustan Unilever, Ltd. 391,289 10,867,517
Hindware Home Innovation,
Ltd. 9,592 40,044
Hitachi Energy India, Ltd. 5,153 1,031,979
HI-Tech Pipes, Ltd. 91,931 118,700
HLE Glascoat, Ltd. 12,522 80,926
Honda India Power Products,
Ltd. 897 26,401
HPL Electric & Power, Ltd. 14,948 73,956
*Hubtown, Ltd. 39,367 132,685
I G Petrochemicals, Ltd. 1,953 9,163
ICICI Bank, Ltd. 653,519 9,903,872
ICICI Bank, Ltd., Sponsored
ADR 1,384,686 41,955,986
ΩICICI Lombard General
Insurance Co., Ltd. 172,649 3,877,498
ΩICICI Prudential Life
Insurance Co., Ltd. 106,984 712,433
ICRA, Ltd. 439 31,771
*ideaForge Technology, Ltd. 5,003 27,204
IDFC First Bank, Ltd. 2,741,471 2,525,255
*IFB Industries, Ltd., Class A 8,918 188,082
Igarashi Motors India, Ltd. 3,315 18,843
IIFL Capital Services, Ltd. 133,343 512,816
*Imagicaaworld Entertainment,
Ltd. 97,959 56,963
*India Cements, Ltd. (The) 431,424 1,955,402
India Glycols, Ltd. 14,590 159,301
Shares Value †
INDIA — (Continued)
India Nippon Electricals, Ltd. 2,785 $ 29,814
India Pesticides, Ltd. 6,557 14,027
ΩIndiaMart InterMesh, Ltd. 14,410 398,984
Indian Bank 222,765 2,154,845
ΩIndian Energy Exchange,
Ltd. 319,217 500,053
Indian Hotels Co., Ltd. (The) 545,114 4,555,141
Indian Hume Pipe Co., Ltd.
(The) 5,414 21,837
Indian Metals & Ferro Alloys,
Ltd. 6,883 93,245
Indian Oil Corp., Ltd. 1,871,895 3,498,288
Indian Railway Catering &
Tourism Corp., Ltd. 171,137 1,385,541
Indigo Paints, Ltd. 17,050 192,047
Indo Count Industries, Ltd. 60,831 194,236
*Indo Tech Transformers, Ltd. 2,323 44,010
Indoco Remedies, Ltd. 12,275 38,600
Indraprastha Gas, Ltd. 440,408 1,051,467
Indraprastha Medical Corp.,
Ltd. 42,244 288,594
*Indus Towers, Ltd. 1,330,060 5,447,820
*IndusInd Bank, Ltd. 202,085 1,809,338
*Infibeam Avenues, Ltd. 797,532 175,190
*Infibeam Avenues, Ltd. 200,129 28,383
Info Edge India, Ltd. 276,284 4,289,702
Infosys, Ltd. 1,003,931 16,763,614
#Infosys, Ltd., Sponsored ADR 1,198,635 19,861,382
Ingersoll Rand India, Ltd. 5,769 248,349
*Inox Green Energy Services,
Ltd. 91,889 275,891
*Inox Wind, Ltd. 282,424 493,543
*Insecticides India, Ltd. 3,144 25,580
Intellect Design Arena, Ltd. 87,449 1,116,617
ΩInterGlobe Aviation, Ltd. 126,052 7,987,299
IOL Chemicals and
Pharmaceuticals, Ltd. 114,633 119,487
ION Exchange India, Ltd. 63,737 287,376
Ipca Laboratories, Ltd. 295,402 4,230,142
IRB Infrastructure Developers,
Ltd. 1,189,600 600,219
ΩIRCON International, Ltd. 241,177 460,830
ISGEC Heavy Engineering,
Ltd. 19,033 188,580
*ITC Hotels, Ltd. 191,250 467,249
ITC, Ltd. 2,041,775 9,668,222
J Kumar Infraprojects, Ltd. 32,997 244,937
*Jai Balaji Industries, Ltd. 61,625 65,602
Jai Corp., Ltd. 9,036 16,813
*Jain Irrigation Systems, Ltd. 287,015 166,445
*Jaiprakash Power Ventures,
Ltd. 2,975,665 604,041
Jammu & Kashmir Bank, Ltd.
(The) 355,335 424,819
Jamna Auto Industries, Ltd. 176,481 187,989
Jash Engineering, Ltd. 30,230 165,314
JB Chemicals &
Pharmaceuticals, Ltd. 68,172 1,291,925
JBM Auto, Ltd. 31,850 238,594

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Jindal Drilling & Industries, Ltd. 8,402 $ 54,456
Jindal Poly Films, Ltd. 3,714 23,586
Jindal Saw, Ltd. 200,568 395,956
Jindal Stainless, Ltd. 332,360 2,821,857
Jindal Steel, Ltd. 285,328 3,428,902
Jindal Worldwide, Ltd. 29,485 12,103
JK Cement, Ltd. 30,718 2,150,264
JK Lakshmi Cement, Ltd. 47,394 464,430
JK Paper, Ltd. 70,958 317,576
JK Tyre & Industries, Ltd. 108,425 527,705
JSW Energy, Ltd. 282,312 1,677,406
JSW Steel, Ltd. 415,995 5,651,492
JTEKT India, Ltd. 53,689 93,895
Jubilant Foodworks, Ltd. 269,910 1,817,770
Jubilant Ingrevia, Ltd. 71,037 552,115
Jubilant Pharmova, Ltd. 48,981 607,495
Jupiter Wagons, Ltd. 36,637 133,162
Jyothy Labs, Ltd. 102,326 362,522
*Jyoti Structures, Ltd. 520,223 76,476
Kajaria Ceramics, Ltd. 66,562 905,476
Kalpataru Projects
International, Ltd. 70,747 1,001,299
Kalyan Jewellers India, Ltd. 172,580 990,907
Kalyani Steels, Ltd. 17,423 169,851
Kansai Nerolac Paints, Ltd. 41,380 115,585
Karnataka Bank, Ltd. (The) 152,644 306,505
Karur Vysya Bank, Ltd. (The) 395,109 1,082,228
Kaveri Seed Co., Ltd. 17,188 201,327
*Kaynes Technology India, Ltd. 2,864 216,305
KCP, Ltd. (The) 64,473 147,987
KDDL, Ltd. 4,590 129,358
KEC International, Ltd. 86,250 794,525
KEI Industries, Ltd. 134,856 6,125,174
*Kellton Tech Solutions, Ltd. 322,515 79,892
Kennametal India, Ltd. 8 188
Kewal Kiran Clothing, Ltd. 5,835 34,157
KFin Technologies, Ltd. 66,165 818,461
*Kiri Industries, Ltd. 32,691 196,725
Kirloskar Brothers, Ltd. 19,116 403,655
Kirloskar Ferrous Industries,
Ltd. 33,030 192,365
Kirloskar Oil Engines, Ltd. 94,174 1,060,755
Kirloskar Pneumatic Co., Ltd. 27,277 343,716
Kitex Garments, Ltd. 39,000 92,071
KNR Constructions, Ltd. 159,484 325,593
Kolte-Patil Developers, Ltd. 15,887 76,382
Kopran, Ltd. 17,380 32,377
Kotak Mahindra Bank, Ltd. 581,522 13,771,075
ΩKPI Green Energy, Ltd. 28,310 170,712
KPIT Technologies, Ltd. 136,735 1,797,077
KPR Mill, Ltd. 59,526 717,091
KRBL, Ltd. 49,696 208,953
Ω*Krishna Institute of Medical
Sciences, Ltd. 88,417 718,173
Krsnaa Diagnostics, Ltd. 15,800 138,241
KSB, Ltd. 18,577 165,458
ΩL&T Technology Services,
Ltd. 8,058 373,874
Shares Value †
INDIA — (Continued)
LA Opala RG, Ltd. 9,940 $ 25,775
Larsen & Toubro, Ltd. 378,836 17,202,079
ΩLaurus Labs, Ltd. 220,215 2,365,721
Laxmi Organic Industries, Ltd. 58,704 129,548
Ω*Lemon Tree Hotels, Ltd. 366,136 681,654
LG Balakrishnan & Bros, Ltd. 7,433 118,724
Lincoln Pharmaceuticals, Ltd. 2,729 16,287
Linde India, Ltd. 8,548 579,055
Lloyds Engineering Works, Ltd. 455,711 302,263
Lloyds Engineering Works, Ltd. 120,629 55,999
Lloyds Metals & Energy, Ltd. 22,202 326,335
LMW, Ltd. 274 48,580
ΩLodha Developers, Ltd. 50,238 677,923
LT Foods, Ltd. 112,861 534,611
ΩLTIMindtree, Ltd. 62,855 4,024,943
Lumax Auto Technologies, Ltd. 19,611 249,127
Lumax Industries, Ltd. 830 46,665
Lupin, Ltd. 193,458 4,279,029
LUX Industries, Ltd. 5,686 81,769
Madhya Bharat Agro Products,
Ltd. 18,948 86,841
Magellanic Cloud, Ltd. 32,444 22,177
Mahanagar Gas, Ltd. 37,350 537,248
Maharashtra Seamless, Ltd. 34,294 219,429
Mahindra & Mahindra, Ltd. 656,434 25,786,689
*Mahindra Holidays & Resorts
India, Ltd. 49,271 182,412
Mahindra Lifespace
Developers, Ltd. 25,635 111,410
ΩMahindra Logistics, Ltd. 36,317 144,906
*Man Industries India, Ltd. 18,166 84,096
Man Infraconstruction, Ltd. 84,463 141,721
Manali Petrochemicals, Ltd. 27,903 23,251
Mangalam Cement, Ltd. 10,999 96,248
*Mangalore Refinery &
Petrochemicals, Ltd. 101,636 190,515
Mankind Pharma, Ltd. 22,104 593,615
Manorama Industries, Ltd. 15,937 249,743
Marico, Ltd. 391,659 3,176,421
Marksans Pharma, Ltd. 155,511 318,971
Maruti Suzuki India, Ltd. 70,555 12,864,562
Mastek, Ltd. 12,140 292,603
*Max Estates, Ltd. 16,433 86,708
*Max Financial Services, Ltd. 110,251 1,920,703
Max Healthcare Institute, Ltd. 437,962 5,662,788
Mayur Uniquoters, Ltd. 8,509 52,273
Mazagon Dock Shipbuilders,
Ltd. 20,826 640,232
Ω*Medi Assist Healthcare
Services, Ltd. 38,845 249,161
*Medplus Health Services, Ltd. 51,927 446,231
Meghmani Organics, Ltd. 80,475 73,493
Metro Brands, Ltd. 5,922 75,303
Ω*Metropolis Healthcare, Ltd. 21,246 471,584
Minda Corp., Ltd. 64,129 407,221
ΩMishra Dhatu Nigam, Ltd. 24,181 104,914
MM Forgings, Ltd. 4,565 15,728
MOIL, Ltd. 65,805 271,237
Mold-Tek Packaging, Ltd. 5,985 46,911

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Monte Carlo Fashions, Ltd. 4,238 $ 33,466
Morepen Laboratories, Ltd. 320,125 171,582
Motherson Sumi Wiring India,
Ltd. 1,960,165 1,042,448
Mphasis, Ltd. 91,408 2,846,510
MPS, Ltd. 5,206 127,424
MRF, Ltd. 2,135 3,788,327
Mrs.Bectors Food Specialities,
Ltd. 21,587 325,734
MSTC, Ltd. 13,148 80,150
Multi Commodity Exchange of
India, Ltd. 6,545 681,512
Narayana Hrudayalaya, Ltd. 63,244 1,252,038
Natco Pharma, Ltd. 81,430 752,096
National Aluminium Co., Ltd. 907,851 2,394,517
National Fertilizers, Ltd. 104,243 109,737
Nava, Ltd. 99,166 691,259
Ω*Navkar Corp., Ltd. 39,168 52,192
Navneet Education, Ltd. 29,996 54,619
*Nazara Technologies, Ltd. 135,552 408,009
NBCC India, Ltd. 457,344 604,889
NCC, Ltd. 347,804 832,061
NCL Industries, Ltd. 9,234 20,484
NELCO, Ltd. 8,616 84,645
Neogen Chemicals, Ltd. 1,626 26,424
NESCO, Ltd. 18,560 286,226
Nestle India, Ltd. 397,516 5,694,201
Netweb Technologies India,
Ltd. 9,845 447,804
Neuland Laboratories, Ltd. 7,156 1,327,916
Newgen Software
Technologies, Ltd. 57,192 628,865
NHPC, Ltd. 2,114,761 2,021,109
NIIT Learning Systems, Ltd. 3,326 12,177
NIIT, Ltd. 72,230 85,004
Nilkamal, Ltd. 253 4,311
ΩNippon Life India Asset
Management, Ltd. 106,711 1,051,588
Nitin Spinners, Ltd. 2,276 8,519
NLC India, Ltd. 95,710 282,803
*NMDC Steel, Ltd. 2,157 1,046
NMDC, Ltd. 3,320,032 2,834,535
NOCIL, Ltd. 68,063 141,798
NRB Bearings, Ltd. 33,985 104,821
NTPC, Ltd. 2,642,167 10,028,902
Nucleus Software Exports, Ltd. 2,383 27,114
*Nuvoco Vistas Corp., Ltd. 14,899 69,593
Oberoi Realty, Ltd. 83,891 1,680,537
Oil & Natural Gas Corp., Ltd. 1,786,586 5,139,507
Oil India, Ltd. 260,845 1,273,353
Olectra Greentech, Ltd. 6,587 114,902
*One 97 Communications, Ltd. 138,566 2,034,208
*Onesource Specialty Pharma,
Ltd., Class H 28,476 594,757
*Optiemus Infracom, Ltd. 3,898 25,637
Oracle Financial Services
Software, Ltd. 17,361 1,665,279
*Orchid Pharma, Ltd., Class A 12,668 103,646
Orient Cement, Ltd. 59,917 144,752
Shares Value †
INDIA — (Continued)
Orient Electric, Ltd. 46,512 $ 109,433
*Orient Green Power Co., Ltd.,
Class A 588,084 93,011
Oriental Aromatics, Ltd. 1,219 5,074
Oriental Hotels, Ltd. 34,243 47,578
Page Industries, Ltd. 4,665 2,165,093
*Panacea Biotec, Ltd. 18,864 93,054
Panama Petrochem, Ltd. 954 2,880
ΩParag Milk Foods, Ltd. 49,706 174,447
*Paramount Communications,
Ltd. 96,950 47,257
Patanjali Foods, Ltd. 150,321 1,020,075
*Patel Engineering, Ltd. 304,920 128,190
*PB Fintech, Ltd. 141,254 2,840,952
*PC Jeweller, Ltd. 1,755,854 229,838
PCBL CHEMICAL, Ltd. 150,327 613,187
PDS, Ltd. 22,785 95,032
Pearl Global Industries, Ltd. 11,688 173,283
*Pennar Industries, Ltd., Class
H 109,634 322,809
Persistent Systems, Ltd. 157,174 10,475,640
Petronet LNG, Ltd. 769,238 2,437,142
PG Electroplast, Ltd. 113,035 727,007
Phoenix Mills, Ltd. (The) 106,774 2,023,830
PI Industries, Ltd. 53,075 2,138,874
Pidilite Industries, Ltd. 191,552 3,117,181
Piramal Pharma, Ltd. 402,291 904,678
Pitti Engineering, Ltd. 14,078 150,111
PIX Transmissions, Ltd. 1,189 19,733
PNB Gilts, Ltd. 23,693 24,552
PNC Infratech, Ltd. 109,193 344,967
Pokarna, Ltd. 5,463 55,971
Poly Medicure, Ltd. 16,210 365,154
Polycab India, Ltd. 36,613 3,177,454
Polyplex Corp., Ltd. 24,538 264,339
Pondy Oxides & Chemicals,
Ltd. 11,053 170,692
Power Grid Corp. of India, Ltd. 2,929,979 9,510,663
Power Mech Projects, Ltd. 12,632 355,205
Praj Industries, Ltd. 93,814 356,778
Prakash Industries, Ltd. 83,944 155,290
ΩPrataap Snacks, Ltd., Class
F 4,569 55,973
Precision Camshafts, Ltd. 10,702 22,501
Precision Wires India, Ltd. 44,667 113,671
Premier Explosives, Ltd. 437 3,250
Prestige Estates Projects, Ltd. 106,051 2,084,314
*Pricol, Ltd., Class R 79,967 476,805
Prince Pipes & Fittings, Ltd. 27,007 97,400
*Prism Johnson, Ltd. 51,210 87,639
Privi Speciality Chemicals, Ltd. 9,585 313,514
Procter & Gamble Health, Ltd. 5,042 350,243
Procter & Gamble Hygiene &
Health Care, Ltd. 683 102,722
PSP Projects, Ltd. 5,689 59,523
Punjab National Bank 1,808,112 2,503,050
*Puravankara, Ltd. 30,541 92,324
*PVR Inox, Ltd., Class A 57,202 777,503
ΩQuess Corp., Ltd. 54,153 146,254

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
ΩQuick Heal Technologies,
Ltd. 2,006 $ 7,175
R Systems International, Ltd. 30,718 147,930
Radico Khaitan, Ltd. 23,881 842,428
Rail Vikas Nigam, Ltd. 216,685 802,580
Railtel Corp. of India, Ltd. 80,973 335,764
Rain Industries, Ltd. 159,049 239,224
Rajesh Exports, Ltd. 14,799 30,326
Rallis India, Ltd. 70,851 206,237
*Rama Steel Tubes, Ltd. 583,017 67,187
Ramco Cements, Ltd. (The) 73,204 861,291
Ramkrishna Forgings, Ltd. 67,488 412,814
*Ramky Infrastructure, Ltd. 11,806 84,551
Rane Holdings, Ltd. 191 3,322
Rashtriya Chemicals &
Fertilizers, Ltd. 126,434 212,615
Ratnamani Metals & Tubes,
Ltd. 13,235 361,516
*RattanIndia Power, Ltd. 2,110,409 259,607
*Raymond Lifestyle, Ltd. 18,812 250,548
*Raymond Realty, Ltd. 30,361 211,365
Raymond, Ltd. 30,361 196,333
ΩRBL Bank, Ltd. 434,141 1,596,034
Redington, Ltd. 562,913 1,609,070
Redtape, Ltd. 112,553 174,133
Refex Industries, Ltd. 1,173 4,865
Relaxo Footwears, Ltd. 2,848 13,993
Reliance Industrial
Infrastructure, Ltd. 6,282 63,346
Reliance Industries, Ltd. 1,880,132 31,481,231
ΩReliance Industries, Ltd.,
Class A, GDR 347,022 23,007,559
*Reliance Infrastructure, Ltd. 248,364 604,212
*Reliance Power, Ltd. 2,642,835 1,381,984
*Religare Enterprises, Ltd.,
Class A 84,143 250,189
Responsive Industries, Ltd. 2,388 5,293
*Restaurant Brands Asia, Ltd. 191,985 145,398
Rhi Magnesita India, Ltd. 18,508 99,408
Rico Auto Industries, Ltd. 56,835 53,390
RITES, Ltd. 74,803 206,853
Rossari Biotech, Ltd. 9,153 66,087
Route Mobile, Ltd. 12,608 101,159
RPG Life Sciences, Ltd. 3,141 85,057
*RPSG Ventures, Ltd. 9,519 88,288
Safari Industries India, Ltd. 15,608 375,346
*Sagar Cements, Ltd. 10,974 27,810
Saksoft, Ltd. 15,066 33,151
ΩSalasar Techno Engineering,
Ltd. 610,432 70,759
Samvardhana Motherson
International, Ltd. 3,972,688 4,716,410
Sandhar Technologies, Ltd. 10,715 61,812
Sandur Manganese & Iron
Ores, Ltd. (The) 15,495 37,856
*Sanghi Industries, Ltd. 28,376 20,784
Sanghvi Movers, Ltd. 17,660 78,809
Sanofi Consumer Healthcare
India, Ltd. 3,072 167,582
Shares Value †
INDIA — (Continued)
Sanofi India, Ltd. 6,018 $ 324,088
ΩSansera Engineering, Ltd. 34,521 588,641
*Sapphire Foods India, Ltd. 190,251 613,051
Sarda Energy & Minerals, Ltd. 52,756 314,677
Saregama India, Ltd. 50,423 258,388
Sasken Technologies, Ltd. 3,430 53,101
Savita Oil Technologies, Ltd. 12,814 57,054
SBI Cards & Payment
Services, Ltd. 155,780 1,541,897
ΩSBI Life Insurance Co., Ltd. 308,637 6,799,514
Schaeffler India, Ltd. 14,892 674,618
*Schneider Electric
Infrastructure, Ltd. 37,253 351,039
*SEAMEC, Ltd. 1,846 18,692
Senco Gold, Ltd. 48,013 175,483
*SEPC, Ltd. 164,685 12,912
*SEPC, Ltd. 748,572 94,782
*Sequent Scientific, Ltd. 60,590 146,480
ΩSH Kelkar & Co., Ltd. 41,918 104,418
Shaily Engineering Plastics,
Ltd. 15,227 390,164
Shakti Pumps India, Ltd. 4,713 43,506
Shalby, Ltd. 16,212 44,068
Shankara Building Products,
Ltd. 5,988 9,448
*Shankara Buildpro, Ltd. 5,988 49,613
Shanthi Gears, Ltd. 4,027 22,262
Sharda Cropchem, Ltd. 19,833 193,189
Sharda Motor Industries, Ltd. 13,192 153,659
Share India Securities, Ltd. 12,100 25,492
*Sheela Foam, Ltd. 20,380 160,556
Shilpa Medicare, Ltd. 69,086 274,605
Shipping Corp. of India, Ltd. 206,549 604,212
Shivalik Bimetal Controls, Ltd. 16,978 91,764
*Shoppers Stop, Ltd. 17,547 101,689
Shree Cement, Ltd. 5,241 1,671,405
Shriram Pistons & Rings, Ltd. 14,443 425,312
*Shriram Properties, Ltd. 25,885 27,424
Shyam Metalics & Energy, Ltd. 34,514 341,305
*Siemens Energy India, Ltd. 31,889 1,144,352
Siemens, Ltd. 31,889 1,112,274
*SIS, Ltd., Class R 7,269 27,292
Siyaram Silk Mills, Ltd. 14,920 126,290
SJS Enterprises, Ltd. 19,405 352,922
SJVN, Ltd. 343,519 340,651
*SKF India 18,622 568,155
SKF India, Ltd. 18,622 449,087
Skipper, Ltd. 33,896 200,254
SML Mahindra, Ltd. 3,013 103,032
Snowman Logistics, Ltd. 40,332 23,312
Sobha, Ltd. 30,390 554,112
Solar Industries India, Ltd. 19,452 3,041,017
*Solara Active Pharma
Sciences, Ltd. 20,085 135,708
Somany Ceramics, Ltd. 894 4,622
ΩSona Blw Precision Forgings,
Ltd. 75,138 400,146
Sonata Software, Ltd. 139,255 580,182
South Indian Bank, Ltd. (The) 1,336,916 551,506

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
SP Apparels, Ltd. 998 $ 8,314
SRF, Ltd. 108,330 3,576,170
Star Cement, Ltd. 97,500 282,161
*Star Health & Allied Insurance
Co., Ltd. 14,417 80,294
State Bank of India 1,064,605 11,237,139
Steel Authority of India, Ltd. 809,644 1,248,149
Sterlite Technologies, Ltd. 175,400 232,105
*STL Networks, Ltd., Class A 129,086 38,157
Stove Kraft, Ltd. 3,622 32,137
Strides Pharma Science, Ltd. 57,727 607,825
*Stylam Industries, Ltd. 6,919 160,311
Styrenix Performance
Materials, Ltd. 7,030 187,591
*Subex, Ltd. 251,944 36,555
Subros, Ltd. 19,041 233,113
Sudarshan Chemical
Industries, Ltd. 37,604 487,062
Sumitomo Chemical India, Ltd. 91,108 515,420
Sun Pharmaceutical Industries,
Ltd. 458,522 8,732,818
Sun TV Network, Ltd. 80,406 508,860
Sundaram-Clayton, Ltd. 441 7,425
Sundram Fasteners, Ltd. 66,189 707,885
Sundrop Brands, Ltd. 8 70
Sunteck Realty, Ltd. 42,741 213,028
Suprajit Engineering, Ltd. 47,350 238,187
Supreme Industries, Ltd. 39,971 1,716,653
Supreme Petrochem, Ltd. 21,463 181,419
Supriya Lifescience, Ltd. 19,607 171,595
Surya Roshni, Ltd. 74,786 248,019
*Suryoday Small Finance
Bank, Ltd. 26,837 46,097
*Suzlon Energy, Ltd. 6,812,213 4,550,620
Swan Corp., Ltd. 16,939 89,607
Swaraj Engines, Ltd. 5,283 238,104
Symphony, Ltd. 15,885 167,276
*Syncom Formulations India,
Ltd. 125,685 23,276
ΩSyngene International, Ltd. 157,887 1,156,257
TAJGVK Hotels & Resorts,
Ltd. 14,945 70,717
Talbros Automotive
Components, Ltd. 8,457 27,913
Tamil Nadu Newsprint &
Papers, Ltd. 29,284 51,396
Tamilnad Mercantile Bank, Ltd. 13,668 76,877
Tamilnadu Petroproducts, Ltd. 25,873 36,065
Tanla Platforms, Ltd. 49,330 339,281
*TARC, Ltd., Class A 64,119 114,997
Tata Chemicals, Ltd. 108,832 1,091,921
Tata Communications, Ltd. 73,973 1,562,769
Tata Consultancy Services,
Ltd. 551,883 19,011,315
Tata Consumer Products, Ltd. 380,254 4,990,308
Tata Elxsi, Ltd. 25,234 1,550,489
Tata Motors Passenger
Vehicles, Ltd. 1,478,954 6,830,715
Tata Power Co., Ltd. (The) 1,095,500 4,996,752
Shares Value †
INDIA — (Continued)
Tata Steel, Ltd. 6,863,313 $ 14,136,200
Tatva Chintan Pharma Chem
Pvt, Ltd. 1,359 21,774
TCI Express, Ltd. 3,456 26,407
TCPL Packaging, Ltd. 718 26,810
TD Power Systems, Ltd. 91,040 794,704
*TeamLease Services, Ltd. 2,336 44,188
Tech Mahindra, Ltd. 464,790 7,457,897
Techno Electric & Engineering
Co., Ltd. 27,143 403,333
Technocraft Industries India,
Ltd. 1,094 29,968
Tega Industries, Ltd. 11,918 260,334
Texmaco Rail & Engineering,
Ltd. 152,364 234,215
Thanga Mayil Jewellery, Ltd. 9,337 228,199
Thejo Engineering, Ltd. 870 17,635
Themis Medicare, Ltd. 3,359 4,700
Thermax, Ltd. 9,006 326,553
Thirumalai Chemicals, Ltd. 49,954 159,364
Thomas Cook India, Ltd. 149,863 273,217
ΩThyrocare Technologies, Ltd. 14,925 234,926
Tilaknagar Industries, Ltd. 105,059 624,996
Time Technoplast, Ltd. 282,910 686,120
Timken India, Ltd. 25,802 913,826
Tips Music, Ltd. 42,418 252,703
Titagarh Rail System, Ltd. 72,894 726,343
Titan Co., Ltd. 221,983 9,369,066
*TML Commercial Vehicles,
Ltd. 1,478,954 4,344,168
Torrent Pharmaceuticals, Ltd. 71,348 2,861,355
Torrent Power, Ltd. 116,841 1,732,782
Transformers & Rectifiers
India, Ltd. 13,882 69,651
*TransIndia Real Estate, Ltd. 8,258 2,674
Transport Corp. of India, Ltd. 10,868 146,998
Trent, Ltd. 133,649 7,067,474
Trident, Ltd. 724,924 233,798
Triveni Engineering &
Industries, Ltd. 64,696 260,216
Triveni Turbine, Ltd. 110,952 669,052
TTK Prestige, Ltd. 15,572 117,494
Tube Investments of India, Ltd. 68,463 2,331,427
TV Today Network, Ltd. 5,713 9,394
TVS Holdings, Ltd. 2,216 378,814
TVS Motor Co. 706,332 79,568
TVS Motor Co., Ltd. 178,507 7,055,522
TVS Srichakra, Ltd. 4 188
Uflex, Ltd. 16,223 98,914
Ω*Ujjivan Small Finance Bank,
Ltd. 748,934 437,357
UltraTech Cement, Ltd. 70,417 9,476,851
Union Bank of India, Ltd. 1,221,729 2,046,095
United Breweries, Ltd. 12,657 256,273
United Spirits, Ltd. 176,311 2,842,943
Universal Cables, Ltd. 1,202 9,937
UNO Minda, Ltd. 114,815 1,597,584
UPL, Ltd. 350,756 2,845,284
*Urja Global, Ltd. 98,583 14,626

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Usha Martin, Ltd. 135,912 $ 711,702
UTI Asset Management Co.,
Ltd. 28,502 400,570
*V2 Retail, Ltd. 11,618 319,598
VA Tech Wabag, Ltd. 35,476 565,122
Vadilal Industries, Ltd. 2,434 145,676
Vaibhav Global, Ltd. 45,630 138,358
*Valor Estate, Ltd. 139,501 233,960
Vardhman Special Steels, Ltd. 2,944 9,506
Vardhman Textiles, Ltd. 75,348 370,114
ΩVarroc Engineering, Ltd. 34,701 239,077
Varun Beverages, Ltd. 903,060 4,777,697
*Vascon Engineers, Ltd.,
Class A 13,962 10,478
Vedant Fashions, Ltd. 25,045 182,185
Vedanta, Ltd. 1,316,598 7,320,016
Veedol Corp., Ltd. 2,197 43,568
Venky's India, Ltd. 5,415 92,268
ΩVenus Pipes & Tubes, Ltd. 4,053 57,988
*Veranda Learning Solutions,
Ltd. 5,453 14,254
Vesuvius India, Ltd. 65,212 362,419
V-Guard Industries, Ltd. 123,633 504,511
Vijaya Diagnostic Centre, Ltd. 47,817 532,540
Vimta Labs, Ltd. 16,142 131,905
Vinati Organics, Ltd. 2,167 40,334
Vindhya Telelinks, Ltd. 1,949 29,987
Vintage Coffee And
Beverages, Ltd. 30,737 56,730
VIP Industries, Ltd. 15,004 68,630
Vishnu Chemicals, Ltd. 13,108 76,171
*Vishnu Prakash R Punglia,
Ltd. 10,969 11,315
*VL E-Governance & IT
Solutions, Ltd. 5,663 1,534
*V-Mart Retail, Ltd. 6,485 60,594
*Vodafone Idea, Ltd. 11,317,949 1,113,037
Voltamp Transformers, Ltd. 5,554 463,202
Voltas, Ltd. 127,080 1,980,685
VRL Logistics, Ltd. 27,268 85,962
VST Industries, Ltd. 34,473 101,453
VST Tillers Tractors, Ltd. 1,813 122,325
*Walchandnagar Industries,
Ltd. 26,783 53,532
*Websol Energy System, Ltd. 28,697 393,677
Welspun Corp., Ltd. 71,455 777,365
Welspun Enterprises, Ltd. 36,342 229,483
Welspun Living, Ltd. 206,505 301,600
West Coast Paper Mills, Ltd. 23,763 121,115
Westlife Foodworld, Ltd. 32,267 215,674
Whirlpool of India, Ltd. 26,178 412,584
Windlas Biotech, Ltd. 4,727 50,347
Wipro, Ltd. 1,205,913 3,269,382
#Wipro, Ltd., Sponsored ADR 258,743 680,494
*Wockhardt, Ltd., Class A 50,345 726,779
Wonderla Holidays, Ltd. 15,945 102,796
*Yes Bank, Ltd. 11,073,303 2,836,582
Zee Entertainment Enterprises,
Ltd. 744,835 843,916
Shares Value †
INDIA — (Continued)
*Zee Media Corp., Ltd. 390,616 $ 44,047
Zen Technologies, Ltd. 21,431 327,653
Zensar Technologies, Ltd. 87,830 789,094
Zydus Lifesciences, Ltd. 174,049 1,910,552
Zydus Wellness, Ltd. 53,549 287,497
TOTAL INDIA 1,199,720,332
INDONESIA — (1.3%)
ABM Investama TBK PT 181,600 32,323
*Adhi Karya Persero TBK PT 2,014,200 31,733
Adi Sarana Armada TBK PT 1,034,800 66,270
AKR Corporindo TBK PT 5,967,400 437,777
*Alam Sutera Realty TBK PT 8,340,900 81,252
Alamtri Minerals Indonesia
TBK PT 4,555,400 382,128
*Amman Mineral Internasional
PT 872,500 372,504
Aneka Tambang TBK 10,590,000 1,974,083
Arwana Citramulia TBK PT 455,300 15,058
Aspirasi Hidup Indonesia TBK
PT 6,045,700 161,413
Astra Agro Lestari TBK PT 444,800 208,625
Astra International TBK PT 15,603,800 5,770,497
Astra Otoparts TBK PT 701,600 107,581
Avia Avian TBK PT 2,032,000 50,586
Bank BTPN Syariah TBK PT 2,278,000 187,664
Bank Central Asia TBK PT 28,179,800 14,445,748
*Bank China Construction
Bank Indonesia TBK PT 47,100 207
*Bank Ina Perdana PT 4,300 1,158
*Bank Jago TBK PT 1,119,400 147,414
Bank Mandiri Persero TBK PT 22,048,400 6,257,874
Bank Maybank Indonesia TBK
PT 24,100 299
Bank Negara Indonesia
Persero TBK PT 11,386,500 2,998,970
*Bank Neo Commerce TBK PT 7,896,200 184,229
Bank OCBC Nisp TBK PT 2,496,700 206,432
Bank Pan Indonesia TBK PT 2,019,600 125,086
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 181,000 8,762
Bank Pembangunan Daerah
Jawa Timur TBK PT 1,033,200 33,860
Bank Rakyat Indonesia
Persero TBK PT 34,419,760 8,237,561
Bank Syariah Indonesia TBK
PT 4,189,900 642,468
Bank Tabungan Negara
Persero TBK PT 6,314,890 465,168
*Barito Pacific TBK PT 11,251,001 2,334,092
Barito Renewables Energy
TBK PT 3,095,600 1,614,812
*Bintang Oto Global TBK PT 932,900 27,600
BISI International TBK PT 2,200 118
Blue Bird TBK PT 369,600 39,338
*Buana Lintas Lautan TBK PT 17,023,800 223,162
Bukit Asam TBK PT 4,088,500 590,042
*Buma Internasional Grup
TBK PT 2,769,500 56,955

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDONESIA — (Continued)
*Bumi Resources Minerals
TBK PT 40,872,900 $ 2,261,159
*Bumi Resources TBK PT 69,706,300 595,207
*Bumi Serpong Damai TBK
PT, Class F 3,710,900 218,682
*Capital Financial Indonesia
TBK PT 6,314,700 415,791
*Cemindo Gemilang PT 1,368,300 63,355
Chandra Asri Pacific TBK PT 1,635,800 683,633
Charoen Pokphand Indonesia
TBK PT 2,801,200 786,627
ΩCikarang Listrindo TBK PT 3,300 140
Ciputra Development TBK PT 9,125,600 485,638
Cisarua Mountain Dairy PT
TBK 227,700 77,703
*Citra Marga Nusaphala
Persada TBK PT 1,700 132
*Darma Henwa TBK PT 13,863,100 278,429
Dayamitra Telekomunikasi PT 2,013,400 67,799
Dharma Satya Nusantara TBK
PT 3,217,700 364,724
*Dian Swastatika Sentosa
TBK PT 391,600 1,991,556
*Eagle High Plantations TBK
PT 2,528,200 23,108
Elnusa TBK PT 3,851,100 118,103
*Energi Mega Persada TBK PT 12,014,100 596,009
Erajaya Swasembada TBK PT 7,131,500 181,825
ESSA Industries Indonesia
TBK PT 5,894,900 218,001
Gajah Tunggal TBK PT 1,138,600 71,205
Gudang Garam TBK PT 402,900 419,132
*Harum Energy TBK PT 2,547,500 179,229
*Impack Pratama Industri TBK
PT 3,637,800 516,248
Indah Kiat Pulp & Paper TBK
PT 1,945,500 871,556
Indika Energy TBK PT 1,227,800 154,306
Indo Tambangraya Megah
TBK PT 257,400 363,734
Indocement Tunggal Prakarsa
TBK PT 754,500 283,561
Indofood CBP Sukses Makmur
TBK PT 1,680,900 879,364
Indofood Sukses Makmur TBK
PT 3,519,100 1,565,925
Indomobil Sukses
Internasional TBK PT 308,200 21,313
Indosat TBK PT 5,678,300 643,632
*Industri dan Perdagangan
Bintraco Dharma TBK PT 5,550,100 43,720
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 6,317,496 212,736
*Intiland Development TBK PT 3,467,700 27,942
Japfa Comfeed Indonesia TBK
PT 5,790,200 873,927
Jasa Marga Persero TBK PT 1,682,400 361,165
Jaya Real Property TBK PT 4,900 253
Kalbe Farma TBK PT 13,226,200 1,014,035
Shares Value †
INDONESIA — (Continued)
Kawasan Industri Jababeka
TBK PT 13,613,000 $ 156,349
*Krakatau Steel Persero TBK
PT 3,477,800 69,849
*Lippo Karawaci TBK PT 5,923,600 31,702
Map Aktif Adiperkasa PT 7,773,900 327,224
Matahari Department Store
TBK PT 97,800 9,909
Mayora Indah TBK PT 2,780,100 356,080
*MD Entertainment TBK PT 943,580 321,997
Medco Energi Internasional
TBK PT 8,036,100 642,695
Medikaloka Hermina TBK PT 2,995,600 270,198
*Merdeka Battery Materials
TBK PT 20,181,500 764,543
*Merdeka Copper Gold TBK
PT 6,184,073 907,344
*Metro Healthcare Indonesia
TBK PT 9,465,100 183,269
Metrodata Electronics TBK PT 491,000 18,010
Mitra Adiperkasa TBK PT 7,240,000 561,612
Mitra Keluarga Karyasehat
TBK PT 2,733,900 424,141
*MNC Digital Entertainment
TBK PT 3,522,200 106,958
*MNC Tourism Indonesia TBK
PT 27,489,700 241,341
Nippon Indosari Corpindo TBK
PT 1,500 72
Pabrik Kertas Tjiwi Kimia TBK
PT 1,093,800 458,765
*Pacific Strategic Financial
TBK PT 1,196,500 80,942
Pakuwon Jati TBK PT 10,939,300 242,072
*Panin Financial TBK PT 11,258,500 162,480
*Paninvest TBK PT 239,600 11,598
Pantai Indah Kapuk Dua TBK
PT 138,400 116,928
Perusahaan Gas Negara TBK
PT 7,189,600 752,249
Petrindo Jaya Kreasi TBK PT,
Class H 18,005,500 2,176,251
Petrosea TBK PT 3,120,000 1,275,767
*PP Persero TBK PT 3,391,500 77,905
Puradelta Lestari TBK PT 12,100 97
Rukun Raharja TBK PT 918,500 223,688
Salim Ivomas Pratama TBK PT 2,141,100 80,468
Samindo Resources TBK PT 1,100 108
Sampoerna Agro TBK PT 187,500 56,656
Sarana Menara Nusantara
TBK PT 7,339,900 240,544
Sariguna Primatirta TBK PT 472,600 15,346
Sawit Sumbermas Sarana
TBK PT 3,483,000 337,200
Selamat Sempurna TBK PT 1,057,500 122,093
Semen Baturaja TBK PT 1,600 27
Semen Indonesia Persero
TBK PT 2,658,996 441,301

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDONESIA — (Continued)
*Siloam International Hospitals
TBK PT 25,900 $ 3,380
*<Sri Rejeki Isman TBK PT 16,700 –
Sumber Alfaria Trijaya TBK PT 14,595,100 1,764,050
Sumber Tani Agung
Resources TBK PT 2,166,300 181,068
Summarecon Agung TBK PT 10,709,849 252,451
Surya Citra Media TBK PT 15,810,900 321,352
Surya Semesta Internusa TBK
PT 3,605,200 338,191
Telkom Indonesia Persero
TBK PT 28,461,400 5,493,752
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 52,658 1,031,570
Tempo Scan Pacific TBK PT 483,100 82,792
Timah TBK PT 2,942,000 472,348
Tower Bersama Infrastructure
TBK PT 825,000 118,070
Transcoal Pacific TBK PT 520,700 245,790
Trimegah Bangun Persada
TBK PT 4,873,300 366,303
Triputra Agro Persada PT 1,991,900 225,182
Tunas Baru Lampung TBK PT 4,900 220
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 695
Unilever Indonesia TBK PT 7,254,800 1,125,519
United Tractors TBK PT 1,467,400 2,373,605
Vale Indonesia TBK PT 1,506,151 430,199
*<Waskita Karya Persero TBK
PT, Class A 7,100 16
*<Wijaya Karya Persero TBK
PT 4,986,400 22,938
XLSMART Telecom Sejahtera
TBK PT 4,401,341 690,770
TOTAL INDONESIA 94,257,492
KOREA, REPUBLIC OF — (12.7%)
*3S Korea Co., Ltd. 25,046 31,115
*ABLBio, Inc. 5,207 364,371
Able C&C Co., Ltd. 11,017 75,315
ABOV Semiconductor Co., Ltd. 9,092 80,406
#*ADTechnology Co., Ltd. 8,652 160,318
Advanced Nano Products Co.,
Ltd. 7,726 357,356
Advanced Process Systems
Corp. 3,089 43,145
Aekyung Chemical Co., Ltd. 13,153 100,904
Aekyung Industrial Co., Ltd. 7,816 76,857
*AeroSpace Technology of
Korea, Inc. 64,296 24,143
Ahnlab, Inc. 3,767 160,489
*Air Busan Co., Ltd., Class H 13,486 17,322
AJ Networks Co., Ltd. 19,312 58,285
Ajin Industrial Co., Ltd. 31,244 72,258
AJINEXTEK Co., Ltd. 196 1,160
AK Holdings, Inc. 8 55
*Alteogen, Inc., Class A 17,825 6,111,607
*ALUKO Co., Ltd., Class H 56,826 81,963
*Amicogen, Inc., Class A 34,845 74,349
Amorepacific Corp. 19,354 1,642,322
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Amotech Co., Ltd. 3,322 $ 24,599
*Anam Electronics Co., Ltd.,
Class F 19,538 17,224
#*Ananti, Inc. 48,536 262,651
*Anapass, Inc. 7,228 89,491
#ANIPLUS, Inc. 32,364 84,956
*Apact Co., Ltd. 6,933 25,498
*Aprogen, Inc., Class A 106,556 43,378
Asia Cement Co., Ltd. 12,306 105,375
Asia Pacific Satellite, Inc. 6,768 59,189
Asia Paper Manufacturing Co.,
Ltd. 18,693 96,827
Atec Co., Ltd. 2,729 21,299
Aurora World Corp. 5,427 82,848
Avaco Co., Ltd. 11,367 125,019
Baiksan Co., Ltd. 11,668 110,395
#BGF retail Co., Ltd. 6,354 462,028
#BH Co., Ltd. 26,816 345,752
*BHI Co., Ltd. 13,147 467,838
#*Binex Co., Ltd. 11,908 133,059
#Binggrae Co., Ltd. 6,951 352,734
*Bio FD&C Co., Ltd. 1,767 20,402
#Bio Plus Co., Ltd. 45,828 201,035
*Biodyne Co., Ltd. 11,550 112,278
*Bioneer Corp. 12,938 140,754
*BNC Korea Co., Ltd. 39,728 141,373
BNK Financial Group, Inc. 247,989 2,403,740
#Boditech Med, Inc. 13,593 129,466
Bookook Securities Co., Ltd. 315 14,990
Boryung 18,521 114,785
*Bosung Power Technology
Co., Ltd. 30,043 112,813
Bukwang Pharmaceutical Co.,
Ltd. 36,067 93,538
*Bumhan Fuel Cell Co., Ltd. 1,269 31,174
Byucksan Corp. 29,642 36,326
C&C International Co., Ltd. 3,279 86,535
C&G Hi Tech Co., Ltd. 6,343 70,876
*Cafe24 Corp., Class A 12,149 305,697
Cape Industries, Ltd. 6,526 64,539
#Caregen Co., Ltd. 6,450 293,809
*Celltrion Pharm, Inc. 5,744 257,215
#Celltrion, Inc. 67,872 8,365,203
*Chabiotech Co., Ltd. 2,134 18,408
Changhae Ethanol Co., Ltd. 12 82
Cheil Electric Co., Ltd. 3,728 29,123
Cheil Worldwide, Inc. 39,549 564,887
#Chemtronics Co., Ltd. 12,116 297,213
*Chemtros Co., Ltd. 1,796 5,143
#Cheryong Electric Co., Ltd. 13,157 359,226
Chips&Media, Inc. 5,638 64,581
*Choil Aluminum Co., Ltd. 72,898 68,408
Chong Kun Dang
Pharmaceutical Corp. 5,680 330,096
Chongkundang Holdings Corp. 225 7,138
Choong Ang Vaccine
Laboratory 2,438 16,718
#Chunbo Co., Ltd. 1,837 92,962
*CJ CGV Co., Ltd. 68,398 239,795

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
CJ CheilJedang Corp. 8,104 $ 1,305,400
CJ Corp. 16,106 1,929,668
*CJ ENM Co., Ltd. 12,313 606,684
CJ Freshway Corp. 7,300 128,093
CJ Logistics Corp. 8,998 520,397
*CJ Seafood Corp. 3,765 7,108
Classys, Inc. 9,371 324,261
CLIO Cosmetics Co., Ltd. 6,349 63,724
*CMG Pharmaceutical Co.,
Ltd., Class H 59,575 75,475
#*CoAsia Corp. 16,594 81,645
*Com2uS Holdings Corp.,
Class F 4,068 57,390
*ContentreeJoongAng Corp. 1,012 7,096
*Corentec Co., Ltd. 12 42
Cosmax, Inc. 7,681 1,102,484
#Cosmecca Korea Co., Ltd. 5,216 241,992
#*CosmoAM&T Co., Ltd. 10,014 390,087
*Cosmochemical Co., Ltd.,
Class A 11,057 149,703
Coway Co., Ltd. 44,082 2,759,863
Cowintech Co., Ltd. 8,098 97,477
*Creative & Innovative System 45,843 243,574
Creverse, Inc. 1,797 16,170
*CS Bearing Co., Ltd. 6,316 29,701
#CS Wind Corp. 24,369 746,592
*CTC BIO, Inc. 6,632 23,973
Cuckoo Homesys Co., Ltd. 5,020 81,039
*Curexo, Inc. 3,229 23,910
#D.I Corp. 12,200 209,791
*<DA Technology Co., Ltd.,
Class A 83,620 2,230
Dae Hwa Pharmaceutical Co.,
Ltd. 5,130 59,050
Dae Won Kang Up Co., Ltd. 30,324 89,392
#*Daea TI Co., Ltd. 50,021 142,365
Daedong Corp. 19,884 136,072
Daedong Gear Co., Ltd. 1,254 14,012
Daeduck Electronics Co., Ltd. 22,943 611,115
Daehan New Pharm Co., Ltd. 3,292 15,157
*Dae-Il Corp. 37,158 128,967
#Daejoo Electronic Materials
Co., Ltd. 5,717 303,355
*DaeMyoung Energy Co, Ltd. 1,861 27,430
Daesang Corp. 19,400 283,902
Daesang Holdings Co., Ltd. 12,524 81,222
*Daesung Industrial Co., Ltd. 17,742 49,873
*Daewon Cable Co., Ltd. 36,464 93,415
Daewon Media Co., Ltd. 2,486 14,256
Daewon Pharmaceutical Co.,
Ltd. 8,680 79,261
*Daewoo Engineering &
Construction Co., Ltd. 143,495 377,685
Daewoong Co., Ltd. 8,991 136,624
Daewoong Pharmaceutical
Co., Ltd. 3,194 312,506
Daishin Securities Co., Ltd. 20,991 428,733
#*Danal Co., Ltd. 37,088 209,812
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Daol Investment & Securities
Co., Ltd. 23,705 $ 60,146
#Dawonsys Co., Ltd. 22,510 59,879
DB HiTek Co., Ltd. 26,335 1,086,856
DB Insurance Co., Ltd. 60,502 5,384,561
DB Securities Co., Ltd. 15,944 113,138
*DE&T Co., Ltd. 13,741 60,857
Dear U Co., Ltd. 2,215 59,466
#Dentium Co., Ltd. 4,728 189,153
*Devsisters Co., Ltd. 5,920 175,761
*Dexter Studios Co., Ltd. 451 1,483
DI Dong Il Corp. 10,745 136,353
Digital Daesung Co., Ltd. 20 96
*DIO Corp. 5,859 69,087
DIT Corp. 3,769 40,395
*DK Tech Co., Ltd. 9,962 53,210
*<DKME, Class A 121,251 31,914
DL Holdings Co., Ltd. 9,447 258,263
<DMS Co., Ltd. 8,119 13,528
DN Automotive Corp. 15,706 256,852
DNF Co., Ltd. 1,326 13,998
Dohwa Engineering Co., Ltd. 12,057 51,621
Dong-A Socio Holdings Co.,
Ltd. 2,484 189,166
Dong-A ST Co., Ltd. 3,849 132,105
Dongbang Transport Logistics
Co., Ltd. 44,003 85,859
Dongjin Semichem Co., Ltd. 29,891 897,936
Dongkoo Bio & Pharma Co.,
Ltd. 9,870 37,201
DongKook Pharmaceutical
Co., Ltd. 14,080 174,721
Dongkuk Industries Co., Ltd. 29,387 61,672
Dongkuk Steel Mill Co., Ltd. 25,837 154,505
Dongkuk Structures &
Construction Co., Ltd. 10,768 15,947
Dongsuh Cos., Inc. 1,341 25,413
Dongsung Chemical Co., Ltd. 26,972 75,724
Dongsung Finetec Co., Ltd. 11,717 261,109
*Dongsung Pharmaceutical
Co., Ltd. 232 158
*Dongwha Enterprise Co., Ltd. 6,571 45,844
Dongwha Pharm Co., Ltd. 14,204 62,409
Dongwon Industries Co., Ltd. 4,002 136,092
Dongwon Systems Corp. 1,941 38,146
Dongwoon Anatech Co., Ltd. 12,035 141,911
#Doosan Bobcat, Inc. 47,558 2,012,807
Doosan Co., Ltd. 6,053 4,031,793
*Doosan Enerbility Co., Ltd. 293,027 18,242,846
*Doosan Fuel Cell Co., Ltd. 13,579 406,965
#Doosan Tesna, Inc. 7,880 277,646
#Douzone Bizon Co., Ltd. 14,668 917,297
*Dream Security Co., Ltd. 31,195 73,129
Dreamtech Co., Ltd. 26,930 120,970
*DRTECH Corp. 36,777 51,187
#*DS Dansuk Co., Ltd. 7,109 100,791
*DSK Co., Ltd. 24 132
*Duk San Neolux Co., Ltd. 4,536 134,034
*Duksan Hi-Metal Co., Ltd. 25,116 116,523

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*Duksan Techopia Co., Ltd. 7,009 $ 102,325
Duksung Co., Ltd. 4,646 16,761
DY POWER Corp. 5,203 46,744
DYPNF Co., Ltd. 2,533 24,819
Easy Bio, Inc. 15,471 63,849
Easy Holdings Co., Ltd. 28,735 76,237
Echo Marketing, Inc. 16,204 131,702
Ecoplastic Corp. 25,686 58,322
#*Ecopro BM Co., Ltd. 17,618 1,978,508
#Ecopro Co., Ltd. 41,585 2,568,507
Ecopro HN Co., Ltd. 2,727 53,114
*Edge Foundry Co., Ltd.,
Class A 47,176 60,859
Elentec Co., Ltd. 8,309 53,070
E-MART, Inc. 19,838 1,005,302
#EMRO, Inc. 5,536 173,297
EM-Tech Co., Ltd. 10,322 67,594
#*Enchem Co., Ltd. 4,739 286,386
#ENF Technology Co., Ltd. 11,841 412,638
#EO Technics Co., Ltd. 3,249 538,174
*ESTsoft Corp., Class A 4,518 71,191
*Eubiologics Co., Ltd. 25,948 224,922
Eugene Investment &
Securities Co., Ltd. 70,105 183,535
Eugene Technology Co., Ltd. 8,838 588,683
#*EV Advanced Material Co.,
Ltd. 40,479 49,777
*Everybot, Inc. 1,609 23,603
*Exem Co., Ltd. 47,116 71,596
Exicon Co., Ltd. 4,886 55,007
#F&F Co., Ltd. 11,729 504,641
FIBERPRO, Inc. 4,408 17,449
#*Fine M-Tec Co., Ltd. 24,133 147,872
#Fine Semitech Corp. 10,880 280,257
*Firstec Co., Ltd. 10,668 34,668
#Foosung Co., Ltd. 29,566 184,690
*FSN Co., Ltd. 16,729 23,601
*G2Power Co., Ltd. 6,069 36,932
Gabia, Inc. 762 14,494
#Galaxia Moneytree Co., Ltd. 16,610 110,403
#*GAMSUNG Corp. Co., Ltd. 76,713 272,985
Gaon Cable Co., Ltd. 3,921 231,173
*Gaonchips Co., Ltd. 1,877 70,087
GC Cell Corp. 6,313 101,690
*GemVax & Kael Co., Ltd. 289 9,787
*GeneOne Life Science, Inc. 50,661 74,671
Genians, Inc. 1,980 28,976
*Genic Co., Ltd., Class A 4,634 69,929
*Giantstep, Inc. 3,239 11,503
Global Standard Technology
Co., Ltd. 14,511 262,772
*Global Tax Free Co., Ltd. 25,264 100,010
*GnBS eco Co., Ltd. 16,636 33,862
#GnCenergy Co., Ltd. 9,222 263,439
GOLFZON Co., Ltd. 4,379 182,567
Grand Korea Leisure Co., Ltd. 14,252 155,049
#Green Cross Corp. 3,956 360,129
Green Cross Holdings Corp. 7,524 83,227
Shares Value †
KOREA, REPUBLIC OF — (Continued)
GS Engineering &
Construction Corp. 63,014 $ 826,623
GS Global Corp. 43,979 75,781
GS Holdings Corp. 45,335 1,525,751
*GS P&L Co., Ltd. 5,887 158,460
#GS Retail Co., Ltd. 33,505 416,946
HAESUNG DS Co., Ltd. 7,660 277,421
Haitai Confectionery & Foods
Co., Ltd. 16 71
Han Kuk Carbon Co., Ltd. 20,682 531,294
Hana Financial Group, Inc. 280,736 16,847,116
Hana Materials, Inc. 3,103 89,622
Hana Micron, Inc. 37,479 773,387
*Hana Technology Co., Ltd. 4,155 88,072
Hana Tour Service, Inc. 6,190 207,238
#*Hanall Biopharma Co., Ltd. 9,097 264,338
Hancom, Inc. 14,431 251,701
Handok, Inc. 5,510 44,088
Handsome Co., Ltd. 7,607 78,326
#Hanil Cement Co., Ltd. 15,056 186,516
Hanil Feed Co., Ltd. 14,888 33,491
Hanil Holdings Co., Ltd. 991 11,254
Hanil Hyundai Cement Co.,
Ltd. 1,437 18,165
#Hanjin Kal Corp. 9,131 671,006
Hanjin Logistics Corp. 8,061 113,157
*HanJung Natural Connectivity
System Co., Ltd. 2,557 82,736
*Hankook Cosmetics Co., Ltd. 6,952 59,578
#Hankook Cosmetics
Manufacturing Co., Ltd. 1,230 46,619
Hankook Shell Oil Co., Ltd. 554 171,284
Hankook Tire & Technology
Co., Ltd. 14,085 458,214
#Hanmi Pharm Co., Ltd. 4,150 1,237,937
#Hanmi Science Co., Ltd. 8,621 238,405
#Hanmi Semiconductor Co.,
Ltd. 33,978 3,427,014
HanmiGlobal Co., Ltd. 7,581 108,547
Hannong Chemicals, Inc. 4,696 51,978
#*Hanon Systems, Class A 115,013 352,365
Hans Biomed Corp. 4,994 94,114
Hansae Co., Ltd. 10,554 78,298
Hanshin Construction Co., Ltd. 16 85
Hanshin Machinery Co. 23,217 56,056
Hansol Chemical Co., Ltd. 6,084 992,827
Hansol Holdings Co., Ltd. 13,442 28,493
*Hansol IONES Co., Ltd. 32 297
Hansol Paper Co., Ltd. 12,559 71,665
Hansol Technics Co., Ltd. 21,685 99,084
#Hanssem Co., Ltd. 2,786 90,928
Hanwha Aerospace Co., Ltd. 19,413 13,339,412
#Hanwha Corp. 22,814 1,530,808
*Hanwha Engine 29,575 1,025,447
*Hanwha Galleria Corp. 83,033 62,417
*Hanwha General Insurance
Co., Ltd. 56,536 215,073
*Hanwha Investment &
Securities Co., Ltd. 91,895 345,070

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Hanwha Life Insurance Co.,
Ltd. 154,418 $ 328,399
*Hanwha Ocean Co., Ltd. 32,657 3,153,959
#Hanwha Solutions Corp. 91,445 1,964,006
#Hanwha Systems Co., Ltd. 45,039 1,893,550
*Hanwha Vision Co., Ltd. 21,169 748,845
*Hanyang Digitech Co., Ltd. 4,117 65,884
Hanyang Securities Co., Ltd. 6,964 92,870
Harim Co., Ltd. 51,045 103,183
Harim Holdings Co., Ltd. 42,790 221,946
HB SOLUTION Co., Ltd. 45,911 82,171
HC BoKwang Industry Co.,
Ltd. 7,591 15,052
#HD Hyundai Co., Ltd. 40,669 5,851,655
HD Hyundai Construction
Equipment Co., Ltd. 14,314 1,004,667
HD Hyundai Electric Co., Ltd. 14,077 8,595,887
HD Hyundai Energy Solutions
Co., Ltd. 4,306 171,666
HD Hyundai Heavy Industries
Co., Ltd. 7,240 3,048,956
HD Hyundai Infracore Co., Ltd. 115,848 1,239,181
HD HYUNDAI MIPO 13,383 2,268,464
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 27,444 9,130,343
HDC Holdings Co., Ltd. 21,884 282,775
HDC Hyundai Development
Co-Engineering & Construction 29,164 394,653
HDC Hyundai Engineering
Plastics Co., Ltd. 16 43
*HD-Hyundai Marine Engine 9,309 648,804
*Heung-A Shipping Co., Ltd. 58,563 71,521
*Heungkuk Fire & Marine
Insurance Co., Ltd., Class A 120 315
*HFR, Inc. 7,742 93,409
High Tech Pharm Co., Ltd. 2,290 20,204
#Hite Jinro Co., Ltd. 29,944 395,750
#*HJ Shipbuilding &
Construction Co., Ltd. 20,474 403,804
HL Holdings Corp. 5,225 148,526
#HL Mando Co., Ltd. 43,230 1,169,690
*HLB Biostep Co., Ltd. 19,532 16,862
*HLB Global Co., Ltd. 5,441 7,924
*Hlb Pharma Ceutical Co., Ltd. 6,187 66,744
*HLB Therapeutics Co., Ltd. 25,141 58,849
#*HLB, Inc. 45,244 1,543,329
Hotel Shilla Co., Ltd. 20,209 690,773
#HPSP Co., Ltd. 22,258 540,535
HS Hyosung Advanced
Materials Corp. 2,338 303,911
*HS Hyosung Corp. 1,401 57,230
HS Industries Co., Ltd. 36,270 101,574
#*Hugel, Inc., Class A 3,733 686,469
#Humedix Co., Ltd. 9,174 323,883
*Huneed Technologies 9,270 53,352
Huons Co., Ltd. 5,721 117,251
Huvitz Co., Ltd. 5,192 30,064
Hwa Shin Co., Ltd. 17,659 109,319
Hwaseung Enterprise Co., Ltd. 17,992 64,404
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#HYBE Co., Ltd. 8,993 $ 2,152,387
Hyosung Corp. 5,533 492,038
Hyosung Heavy Industries
Corp. 3,254 4,876,147
#Hyosung TNC Corp. 2,660 388,335
Hyundai Autoever Corp. 3,769 538,334
Hyundai Bioland Co., Ltd. 3,692 11,493
Hyundai BNG Steel Co., Ltd. 6,675 52,566
HYUNDAI Corp. 1,911 28,502
Hyundai Department Store
Co., Ltd. 11,407 646,910
Hyundai Elevator Co., Ltd. 13,796 733,011
HYUNDAI EVERDIGM Corp. 7,585 41,259
Hyundai Glovis Co., Ltd. 37,925 5,025,611
Hyundai Green Food 8,710 92,006
Hyundai Livart Furniture Co.,
Ltd. 9,139 42,400
Hyundai Marine & Fire
Insurance Co., Ltd. 59,401 1,138,198
Hyundai Motor Co. 107,542 21,889,581
Hyundai Motor Securities Co.,
Ltd. 28,319 173,522
#Hyundai Movex Co., Ltd. 30,589 216,844
#Hyundai Pharmaceutical Co.,
Ltd. 15,259 39,573
Hyundai Rotem Co., Ltd. 54,459 8,810,528
Hyundai Steel Co. 69,097 1,600,422
Hyundai Wia Corp. 13,294 546,783
HyVision System, Inc. 11,069 125,781
i3system, Inc. 3,653 198,707
iFamilySC Co., Ltd. 12,355 154,096
#*Il Dong Pharmaceutical Co.,
Ltd. 6,830 112,655
Iljin Electric Co., Ltd. 16,050 648,872
Iljin Holdings Co., Ltd. 15,004 73,717
Iljin Power Co., Ltd. 6,856 53,414
#*Ilshin Stone Co., Ltd. 32,416 40,408
Ilyang Pharmaceutical Co.,
Ltd. 1,944 17,806
iM Financial Group Co., Ltd. 125,266 1,163,200
iMarketKorea, Inc. 1,965 10,813
InBody Co., Ltd. 8,092 162,720
#Incar Financial Service Co.,
Ltd. 25,094 210,827
#Industrial Bank of Korea 199,775 2,710,406
Innocean Worldwide, Inc. 13,418 161,515
InnoWireless Co., Ltd. 3,681 60,456
#Innox Advanced Materials
Co., Ltd. 11,925 206,318
*Insun ENT Co., Ltd., Class A 17,765 52,369
*Insung Information Co., Ltd. 10,436 13,412
Intellian Technologies, Inc. 4,949 157,006
*Interflex Co., Ltd. 14,515 94,237
Interojo Co., Ltd. 4,914 59,151
iNtRON Biotechnology, Inc. 12,218 28,471
IS Dongseo Co., Ltd. 8,139 106,140
ISC Co., Ltd. 5,409 302,577
i-SENS, Inc. 10,473 127,168
*ISU Abxis Co., Ltd. 4,234 14,547

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
ISU Chemical Co., Ltd. 9,915 $ 74,254
#*ISU Specialty Chemical 17,620 685,136
#IsuPetasys Co., Ltd. 123,529 9,875,384
#*Itcenglobal Co., Ltd. 15,094 198,110
*J Steel Co. Holdings, Inc. 19,007 18,810
*Jaeyoung Solutec Co., Ltd.,
Class A 100 75
#*Jahwa Electronics Co., Ltd. 14,202 216,307
JB Financial Group Co., Ltd. 93,438 1,472,317
Jeil Pharmaceutical Co., Ltd. 1,324 13,363
*Jeju Air Co., Ltd. 16,034 64,260
#*Jeju Semiconductor Corp. 23,667 341,363
*Jin Air Co., Ltd. 11,038 55,858
Jinsung T.E.C. 13,414 123,054
JLS Co., Ltd. 16 70
*JNTC Co., Ltd. 6,300 120,053
JS Corp. 7,959 59,158
#Jusung Engineering Co., Ltd. 27,763 598,227
JVM Co., Ltd. 5,403 105,993
JW Holdings Corp. 5,616 12,830
JW Life Science Corp. 16 151
JW Pharmaceutical Corp. 12,695 209,393
#JYP Entertainment Corp. 20,358 1,155,966
K Car Co., Ltd. 2,181 23,192
K Ensol Co., Ltd. 7,645 61,600
Kakao Corp. 158,191 7,228,099
#*Kakao Games Corp. 34,432 389,331
#KakaoBank Corp. 105,546 1,714,960
*Kakaopay Corp. 13,846 508,262
*<Kanglim Co., Ltd. 40 5
Kangnam Jevisco Co., Ltd. 2,524 21,772
*Kangstem Biotech Co., Ltd. 18,495 18,719
*Kangwon Energy Co., Ltd. 8,157 91,947
KB Financial Group, Inc. 191,144 15,643,018
KB Financial Group, Inc.,
Sponsored ADR 70,615 5,749,473
*KBI Dongyang Steel Pipe
Co., Ltd. 22,894 38,806
KC Tech Co., Ltd. 1,742 46,889
KCC Glass Corp. 8,956 163,122
#KCTC 27,807 105,588
#*Keeps Biopharma, Inc. 8,102 51,805
*Kencoa Aerospace Co. 8,995 73,551
#KEPCO Engineering &
Construction Co., Inc. 6,633 475,798
KEPCO Plant Service &
Engineering Co., Ltd. 17,898 636,904
KG Chemical Corp. 39,758 135,899
KG DONGBUSTEEL 35,887 137,276
KG Eco Solution Co., Ltd. 20,000 79,593
#*KG Mobility Co. 24,235 64,893
KGMobilians Co., Ltd. 18,729 64,939
KH Vatec Co., Ltd. 15,981 140,770
KidariStudio, Inc. 7,775 20,983
KINX, Inc. 2,858 186,555
KISWIRE, Ltd. 1,588 19,906
#KIWOOM Securities Co., Ltd. 15,571 3,245,894
*KMW Co., Ltd. 2,173 25,943
*KNJ Co., Ltd. 7,744 141,591
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*KoBioLabs, Inc. 2,950 $ 10,415
Koh Young Technology, Inc. 16,121 188,960
Kolmar BNH Co., Ltd. 3,646 35,494
#Kolmar Korea Co., Ltd. 10,888 588,437
Kolon Corp. 7,448 227,923
Kolon Enp, Inc. 5,653 30,829
#Kolon Industries, Inc. 13,003 324,904
*Kolon Life Science, Inc. 1,126 25,922
KoMiCo, Ltd. 2,990 232,317
*Komipharm International Co.,
Ltd., Class A 2,765 11,722
Korea Aerospace Industries,
Ltd. 47,898 3,476,156
#*Korea Circuit Co., Ltd. 11,295 163,707
#Korea District Heating Corp. 1,637 109,957
Korea Electric Power Corp. 118,648 3,543,409
Korea Electric Power Corp.,
Sponsored ADR 121,372 1,829,076
Korea Electric Terminal Co.,
Ltd. 6,098 264,935
#Korea Electronic Power
Industrial Development Co.,
Ltd. 8,934 77,442
Korea Fuel-Tech Corp. 27,199 114,542
Korea Gas Corp. 11,910 348,585
Korea Information Certificate
Authority, Inc. 18,982 82,736
#Korea Investment Holdings
Co., Ltd. 44,743 5,724,968
*Korea Line Corp. 134,608 177,430
Korea Movenex Co., Ltd. 17,212 48,021
Korea Petrochemical Ind Co.,
Ltd. 2,605 239,702
Korea Petroleum Industries
Co. 4,908 47,917
Korea United Pharm, Inc. 9,319 124,341
Korean Air Lines Co., Ltd. 209,798 3,261,643
Korean Reinsurance Co. 112,908 840,817
Koryo Credit Information Co.,
Ltd. 3,533 25,913
*KOSES Co., Ltd. 4,506 91,401
#*Krafton, Inc. 20,161 3,905,553
KSS LINE, Ltd. 20,797 134,876
KT&G Corp. 71,797 6,762,700
KTCS Corp. 27,140 55,623
Kukdong Oil & Chemicals Co.,
Ltd. 10,076 23,338
*Kuk-il Paper Manufacturing
Co., Ltd. 10,781 2,883
Kukjeon Pharmaceutical Co.,
Ltd. 13,053 33,165
*<Kum Yang Co., Ltd. 2,626 6,844
Kumho Petrochemical Co., Ltd. 10,317 839,987
#*Kumho Tire Co., Inc. 101,349 335,755
Kumkang Kind Co., Ltd. 4,286 16,876
Kwang Dong Pharmaceutical
Co., Ltd. 24,153 96,798
Kyeong Nam Steel Co., Ltd. 19,334 39,082

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Kyeryong Construction
Industrial Co., Ltd. 5,844 $ 70,591
Kyobo Securities Co., Ltd. 9,687 64,115
Kyochon F&B Co., Ltd. 2,102 6,211
Kyung Dong Navien Co., Ltd. 6,285 311,438
Kyung Nong Corp. 8 53
Kyungbang Co., Ltd. 3,674 17,200
#L&C Bio Co., Ltd. 5,795 214,758
#L&F Co., Ltd. 9,197 788,176
*L&K Biomed Co., Ltd. 4,290 27,190
#*LabGenomics Co., Ltd. 53,225 82,373
Lake Materials Co., Ltd. 22,595 232,016
*LB Semicon, Inc. 37,936 132,333
Lee Ku Industrial Co., Ltd. 23,875 82,865
LEENO Industrial, Inc. 34,457 1,395,451
#LG Chem, Ltd. 40,290 11,240,762
#*LG Display Co., Ltd. 261,128 2,694,214
*LG Display Co., Ltd.,
Sponsored ADR 36,976 185,250
LG Electronics, Inc. 118,467 7,283,881
#*LG Energy Solution, Ltd. 14,882 4,940,646
#LG H&H Co., Ltd. 6,989 1,395,593
LG HelloVision Co., Ltd. 25,978 44,489
LG Innotek Co., Ltd. 17,686 2,991,631
LG Uplus Corp. 267,648 2,862,927
LIG Nex1 Co., Ltd. 39,706 14,463,881
#*LigaChem Biosciences, Inc. 8,757 899,824
LOT Vacuum Co., Ltd. 12,419 113,752
Lotte Chemical Corp. 10,989 545,304
Lotte Chilsung Beverage Co.,
Ltd. 4,122 333,579
#Lotte Corp. 13,647 280,172
Lotte Energy Materials Corp. 15,253 278,349
Lotte Innovate Co., Ltd. 1,218 17,739
*Lotte Non-Life Insurance Co.,
Ltd. 40,520 54,008
Lotte Rental Co., Ltd. 15,095 310,429
Lotte Shopping Co., Ltd. 8,130 371,478
*Lotte Tour Development Co.,
Ltd. 11,046 140,638
Lotte Wellfood Co., Ltd. 1,915 153,227
LS Corp. 17,584 2,579,439
LS Eco Energy, Ltd. 6,245 202,067
LS Electric Co., Ltd. 22,831 6,970,686
LS Marine Solution Co., Ltd. 4,416 89,575
LTC Co., Ltd. 5,797 85,648
*LVMC Holdings 113,921 132,571
LX Hausys, Ltd. 7,247 143,185
#LX INTERNATIONAL Corp. 28,378 600,524
LX Semicon Co., Ltd. 8,948 359,867
M.I.Tech Co., Ltd. 9,060 39,172
Macquarie Korea Infrastructure
Fund 229,812 1,772,686
Macrogen, Inc. 4,421 47,010
MAKUS, Inc. 3,570 66,151
*Manyo Co., Ltd. 6,481 74,465
Mcnex Co., Ltd. 12,896 281,951
Mecaro Co., Ltd. 958 17,684
Medytox, Inc. 2,609 220,110
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Meerecompany, Inc. 3,886 $ 41,731
MegaStudyEdu Co., Ltd. 6,546 190,901
#Meritz Financial Group, Inc. 73,688 5,715,054
META BIOMED Co., Ltd. 19,265 75,992
*MiCo, Ltd. 26,904 273,997
*Micro Digital Co., Ltd. 647 3,783
*Mirae Asset Life Insurance
Co., Ltd. 16,981 104,526
#Mirae Asset Securities Co.,
Ltd. 135,353 2,498,532
Misto Holdings Corp. 21,520 555,842
Miwon Commercial Co., Ltd. 4 425
Miwon Specialty Chemical
Co., Ltd. 4 394
MNTech Co., Ltd. 11,387 90,473
Modetour Network, Inc. 9,928 77,556
*Monalisa Co., Ltd. 20 32
#*MONAYONGPYONG 25,770 62,944
Moorim P&P Co., Ltd. 2,206 3,956
*Motrex Co., Ltd. 7,647 46,695
mPlus Corp. 864 10,534
Myoung Shin Industrial Co.,
Ltd. 30,170 197,780
#*Naintech Co., Ltd. 5,046 14,291
#Namhae Chemical Corp. 21,019 95,155
Namuga Co., Ltd. 9,565 113,323
Namyang Dairy Products Co.,
Ltd. 1,603 57,943
*NanoenTek, Inc., Class A 10,834 23,687
*Nature & Environment Co.,
Ltd. 74,545 32,439
Nature Holdings Co., Ltd.
(The) 6,081 40,760
NAVER Corp. 48,406 9,088,335
#Neosem, Inc. 13,011 114,517
*Nepes Ark Corp. 6,078 84,894
*NEPES Corp. 12,249 149,507
*Neptune Co. 6,868 28,441
ΩNetmarble Corp. 15,690 595,774
New Power Plasma Co., Ltd. 30,604 133,178
*Newflex Technology Co., Ltd. 5,244 19,323
Nexen Corp. 36 135
Nexen Tire Corp. 17,626 79,424
*Nexon Games Co., Ltd. 1,490 13,982
#Nexteel Co., Ltd. 31,733 263,486
#NEXTIN, Inc. 5,742 265,589
NH Investment & Securities
Co., Ltd. 53,186 759,667
NH NongWooBio Co., Ltd. 8 47
#NHN KCP Corp. 23,164 258,995
#*NIBEC Co., Ltd. 5,400 152,932
NICE Holdings Co., Ltd. 7,019 68,330
NICE Information &
Telecommunication, Inc. 1,719 27,569
NICE Information Service Co.,
Ltd. 4,906 49,895
no change 11,160 386,948
Nong Shim Holdings Co., Ltd. 2,390 157,852
NongShim Co., Ltd. 2,530 774,227

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Noroo Holdings Co., Ltd. 1,858 $ 30,059
NOROO Paint & Coatings Co.,
Ltd. 9,813 58,268
NOVAREX Co., Ltd. 12,140 145,365
OCI Co., Ltd. 5,009 207,778
OCI Holdings Co., Ltd. 12,882 1,032,549
*Okins Electronics Co., Ltd. 12,177 79,058
ONEJOON Co., Ltd. 8,763 56,585
*Orbitech Co., Ltd. 13,264 40,032
*Orient Precision Industries,
Inc. 19,479 36,367
#Oriental Precision &
Engineering Co., Ltd. 24,504 179,384
#Orion Corp. 18,173 1,266,593
Osang Healthcare Co., Ltd. 6,180 56,042
*OSTEONIC Co., Ltd. 15,577 78,719
Otoki Corp. 1,218 332,123
Pan Ocean Co., Ltd. 222,259 597,475
Paradise Co., Ltd. 33,728 437,712
Park Systems Corp. 4,124 704,821
Partron Co., Ltd. 40,997 199,122
#*Pearl Abyss Corp. 10,182 247,269
*Pentastone Electronics, Inc. 6,661 25,854
#People & Technology, Inc. 14,850 450,790
#*Peptron, Inc. 7,187 1,364,509
PharmaResearch Co., Ltd.,
Class H 5,149 1,955,156
#Pharmicell Co., Ltd. 20,457 243,661
Philenergy Co., Ltd. 6,012 60,341
#*Philoptics Co., Ltd. 10,334 306,085
PI Advanced Materials Co.,
Ltd. 10,423 132,706
PKC Co., Ltd. 21,279 93,644
*Polaris AI Corp. 16,871 27,354
*Polaris Office Corp. 3,093 11,137
POND GROUP Co., Ltd. 6,642 37,901
Poongsan Corp. 24,689 1,906,152
Posco DX Co., Ltd. 31,511 581,673
#*POSCO Future M Co., Ltd. 12,058 1,832,291
POSCO Holdings, Inc. 25,691 5,598,916
POSCO Holdings, Inc.,
Sponsored ADR 56,636 3,093,458
#Posco International Corp. 38,109 1,471,132
#Posco M-Tech Co., Ltd. 12,842 137,997
POSCO Steeleon Co., Ltd. 3,065 83,038
*Power Logics Co., Ltd. 18,734 54,174
Protec Co., Ltd. 3,690 81,065
#PSK Holdings, Inc. 3,728 128,475
PSK, Inc. 21,976 582,273
#Pulmuone Co., Ltd. 11,132 103,995
Puloon Technology, Inc. 5 30
Pumtech Korea Co., Ltd. 5,679 211,655
Pungkuk Ethanol Co., Ltd. 8 52
QRT, Inc. 1,110 12,535
#*Rainbow Robotics 2,944 901,952
*Remed Co., Ltd., Class A 9,778 22,648
*<RFsemi Technologies, Inc. 2,810 1,097
#*Robostar Co., Ltd., Class A 3,210 195,788
*Robotis Co., Ltd., Class A 2,912 450,673
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Rorze Systems Corp. 8,418 $ 65,820
S&D Co., Ltd. 843 43,607
S&S Tech Corp. 7,518 296,024
S-1 Corp. 1,881 99,017
Sajo Industries Co., Ltd. 1,519 51,495
Sajodaerim Corp. 2,532 66,910
Sajodongaone Co., Ltd. 63,140 49,679
*Saltlux, Inc. 2,832 63,309
#Sam Chun Dang Pharm Co.,
Ltd. 4,652 764,041
#Sam-A Aluminum Co., Ltd. 1,134 19,142
Sambo Corrugated Board Co.,
Ltd. 12 77
Samchully Co., Ltd. 2,005 173,375
SAMHWA Paints Industrial
Co., Ltd. 8,715 35,539
Samick Musical Instruments
Co., Ltd. 84 69
<Samick THK Co., Ltd. 7,566 39,669
*Samil Pharmaceutical Co.,
Ltd. 12,409 82,741
Samji Electronics Co., Ltd. 16 140
Samjin Pharmaceutical Co.,
Ltd. 4,990 69,102
Sammok S-Form Co., Ltd. 4,208 58,775
SAMPYO Cement Co., Ltd. 34,521 72,810
Ω*Samsung Biologics Co., Ltd. 8,010 6,864,510
#Samsung E&A Co., Ltd. 149,401 2,721,148
Samsung Electro-Mechanics
Co., Ltd. 36,117 6,210,679
Samsung Electronics Co., Ltd. 2,447,154 184,642,257
Samsung Electronics Co., Ltd.,
GDR 14,950 27,881,750
Samsung Fire & Marine
Insurance Co., Ltd. 24,745 7,667,954
*Samsung Heavy Industries
Co., Ltd. 357,287 7,410,304
Samsung Life Insurance Co.,
Ltd. 51,982 5,629,635
*Samsung Pharmaceutical
Co., Ltd. 41,941 45,128
#Samsung SDI Co., Ltd. 42,101 9,515,018
Samsung SDS Co., Ltd. 25,726 3,304,340
#Samsung Securities Co., Ltd. 67,133 3,642,310
SAMT Co., Ltd. 62,530 161,948
#Samwha Capacitor Co., Ltd. 7,774 184,426
Samwha Electric Co., Ltd. 2,941 72,454
Samyang Foods Co., Ltd. 3,318 3,139,262
Samyang Packaging Corp. 8 80
Samyoung Co., Ltd. 28,151 97,410
Sang-A Frontec Co., Ltd. 6,684 87,025
Sangsin Energy Display
Precision Co., Ltd. 4,912 43,957
Saramin Co., Ltd. 1,948 18,253
Satrec Initiative Co., Ltd. 4,411 186,688
SD Biosensor, Inc. 32,598 218,502
SeAH Besteel Holdings Corp. 10,990 212,125
SeAH Steel Corp. 1,271 113,027
SeAH Steel Holdings Corp. 1,449 145,841

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Seegene, Inc. 17,993 $ 319,511
Segyung Hitech Co., Ltd. 18,040 72,426
#Sejin Heavy Industries Co.,
Ltd. 20,009 309,667
Sekonix Co., Ltd. 8,566 33,248
#*Selvas AI, Inc. 15,555 150,664
*SEMCNS Co., Ltd. 10,400 56,571
Seobu T&D 29,252 187,246
Seohan Co., Ltd. 8,910 5,509
*Seojin System Co., Ltd. 16,264 309,926
Seoul Auction Co., Ltd. 6,115 29,443
#Seoul Semiconductor Co.,
Ltd. 46,304 203,773
Seoyon Co., Ltd. 15,200 100,924
Seoyon E-Hwa Co., Ltd. 14,811 135,453
*Sewon E&C Co., Ltd., Class A 9,020 766
SFA Engineering Corp. 10,760 186,917
#*SFA Semicon Co., Ltd.,
Class A 49,380 148,166
*SG Co., Ltd., Class A 58,363 91,554
SGC Energy Co., Ltd. 7,465 118,413
Shin Heung Energy &
Electronics Co., Ltd. 19,780 75,802
Shinhan Financial Group Co.,
Ltd. 245,096 12,609,606
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 38,437 1,986,808
Shinil Electronics Co., Ltd. 31,549 28,499
Shinsegae Food Co., Ltd. 4 99
Shinsegae International, Inc. 10,154 73,264
Shinsegae, Inc. 5,246 639,572
#Shinsung Delta Tech Co.,
Ltd. 8,046 309,472
#*Shinsung E&G Co., Ltd.,
Class A 134,398 174,324
Shinsung ST. Co., Ltd. 1,480 44,252
Shinwon Corp. 59,491 60,921
SHOWBOX Corp. 25,477 45,330
#*Silicon2 Co., Ltd. 16,456 519,754
*SillaJen, Inc. 16,344 32,923
#SIMMTECH Co., Ltd. 11,012 487,705
SJG Sejong 5,535 32,011
#*SK Biopharmaceuticals Co.,
Ltd. 22,618 1,833,570
#*SK Bioscience Co., Ltd. 10,101 359,446
SK Discovery Co., Ltd. 6,135 255,347
*SK Eternix Co., Ltd. 7,933 115,814
SK Gas, Ltd. 1,783 326,002
SK hynix, Inc. 342,152 134,243,178
Ω*SK IE Technology Co., Ltd. 18,391 396,283
SK Innovation Co., Ltd. 13,622 1,232,410
SK Networks Co., Ltd. 103,274 329,085
#*SK oceanplant Co., Ltd. 9,992 148,679
SK Securities Co., Ltd. 341,302 167,686
SK Telecom Co., Ltd. 38,380 1,408,860
#SK Telecom Co., Ltd., ADR 23,886 482,736
SK, Inc. 31,371 5,471,622
SKC Co., Ltd. 6,590 590,660
SL Corp. 16,693 425,893
Shares Value †
KOREA, REPUBLIC OF — (Continued)
SM Entertainment Co., Ltd. 6,246 $ 523,879
*SMCore, Inc. 16 47
*SMEC Co., Ltd. 55,309 159,357
#SNT Energy Co., Ltd. 2,676 101,988
*S-Oil Corp. 41,837 2,108,367
#Solid, Inc. 53,702 303,799
*SOLUM Co., Ltd. 27,092 340,373
#Solus Advanced Materials
Co., Ltd. 19,972 128,684
Solux Co., Ltd. 7,147 21,746
Songwon Industrial Co., Ltd. 11,768 79,293
#SOOP Co., Ltd. 5,567 284,065
Soulbrain Co., Ltd. 2,765 549,216
Soulbrain Holdings Co., Ltd. 2,317 69,766
SPC Samlip Co., Ltd. 661 24,125
SPG Co., Ltd. 11,016 261,338
#ST Pharm Co., Ltd. 6,744 479,500
Straffic Co., Ltd. 18,844 48,408
#*Studio Dragon Corp. 14,973 478,695
*STX Engine Co., Ltd. 4,331 107,458
Suheung Co., Ltd. 4,504 84,564
*Sukgyung AT Co., Ltd., Class
A 1,225 37,659
Sung Kwang Bend Co., Ltd. 14,861 328,564
Sungshin Cement Co., Ltd. 15,564 102,467
Sungwoo Hitech Co., Ltd. 64,000 304,559
Sunjin Co., Ltd. 16,795 117,409
*Suresoft Technologies, Inc. 4,514 16,507
SY Co., Ltd. 22,264 47,583
#SY Steel Tech, Inc. 11,459 26,742
*Synergy Innovation Co., Ltd. 28,873 49,346
#*Synopex, Inc. 98,312 451,970
Systems Technology, Inc. 9,878 159,116
#T&L Co., Ltd. 5,547 179,092
Tae Kyung Industrial Co., Ltd. 3,996 14,192
TAEKYUNG BK Co., Ltd. 3,830 12,823
#*Taesung Co., Ltd. 6,948 116,552
*Taewoong Co., Ltd. 10,563 227,978
#*Taihan Cable & Solution
Co., Ltd. 39,468 670,381
TCC Steel 10,561 136,020
#TechWing, Inc. 67,774 3,177,612
Telechips, Inc. 12,179 119,418
*<TERA SCIENCE Co., Ltd. 31,673 3,090
TES Co., Ltd. 11,534 358,629
*TFE Co., Ltd. 2,723 77,882
*TigerElec Co., Ltd. 1,460 22,442
#TK Corp. 14,543 288,359
TKG Huchems Co., Ltd. 10,949 137,405
#TLB Co., Ltd. 6,902 332,323
Tokai Carbon Korea Co., Ltd. 2,718 316,679
#Tongyang Life Insurance Co.,
Ltd. 34,133 162,190
Tonymoly Co., Ltd. 9,064 60,883
#Toptec Co., Ltd. 17,365 56,797
#Tovis Co., Ltd. 16,557 174,315
TS Corp. 43,460 85,410
TSE Co., Ltd. 2,168 78,975

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Tuksu Construction Co., Ltd. 11,883 $ 47,373
#TYM Corp. 34,413 143,715
UBCare Co., Ltd. 14,705 36,898
Uni-Chem Co., Ltd. 26,713 24,543
Unid Co., Ltd. 2,836 133,763
Union Semiconductor
Equipment & Materials Co.,
Ltd. 20,586 144,633
Uniquest Corp. 7,813 42,170
*UniTest, Inc. 13,673 194,814
Unitrontech Co., Ltd. 21,936 92,840
Value Added Technology Co.,
Ltd. 843 12,987
VICTEK Co., Ltd. 10,450 27,395
*<Vidente Co., Ltd. 15,266 6,675
Vieworks Co., Ltd. 1,966 26,121
*Vina Tech Co., Ltd. 1,957 75,684
Vitzro Tech Co., Ltd. 9,914 61,443
Vitzrocell Co., Ltd. 11,801 226,950
*VIVOZON
PHARMACEUTICAL Co., Ltd. 14,616 52,114
*VM, Inc. 10,969 185,543
#*VT Co., Ltd. 18,484 324,338
Webcash Corp. 3,047 23,846
*<Wellbiotec Co., Ltd. 33,452 2,395
Wemade Co., Ltd. 1,467 27,646
*Won Ik Corp. 3,881 22,146
Won Tech Co., Ltd. 45,413 270,932
WONIK IPS Co., Ltd. 22,571 1,017,061
Wonik Materials Co., Ltd. 7,485 170,478
*WONIK PNE Co., Ltd. 8,924 23,958
Wonik QnC Corp. 9,862 162,319
Woojin Ntec, Inc. 3,994 71,484
#Woojin, Inc. 12,712 135,797
*Woongjin Co., Ltd. 23,147 64,336
Woongjin Thinkbig Co., Ltd. 7,441 7,604
Woori Financial Group, Inc. 569,895 10,159,911
Woori Financial Group, Inc.,
ADR 38,332 2,055,362
#*Woori Technology, Inc. 73,851 249,842
*Woosu AMS Co., Ltd., Class
A 8,954 18,257
#Worldex Industry & Trading
Co., Ltd. 13,979 247,251
Xexymix Corp. 14,731 47,303
Y G-1 Co., Ltd. 8,381 29,824
*YC Corp. 10,804 110,561
Y-entec Co., Ltd. 7,521 31,673
#*Yest Co., Ltd. 9,187 114,197
YG Entertainment, Inc. 5,480 351,935
*YMT Co., Ltd., Class A 4,610 41,837
Youlchon Chemical Co., Ltd. 1,556 34,566
Youngone Holdings Co., Ltd. 3,656 364,638
Yuanta Securities Korea Co.,
Ltd. 50,073 135,836
Yuhan Corp. 20,700 1,714,406
*Yungjin Pharmaceutical Co.,
Ltd. 13,025 18,832
Yunsung F&C Co., Ltd. 579 15,443
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Zeus Co., Ltd. 21,383 $ 232,328
Zinus, Inc. 12,648 122,596
TOTAL KOREA, REPUBLIC
OF 926,771,274
KUWAIT — (0.7%)
A'ayan Leasing & Investment
Co. KSCP 652,883 450,924
A'ayan Real Estate Co SAK 88,048 42,453
*Acico Industries Co. KSC 239,514 278,568
Agility Public Warehousing Co.
KSCC 537,452 264,392
Al Ahli Bank of Kuwait KSCP 585,349 547,305
Al-Eid Food KSC 86,793 61,076
Ali Alghanim Sons Automotive
Co. KSCC 70,967 248,078
*<Arabi Group Holding KSC 154,926 145,866
Beyout Holding Co. KPSC 10,519 15,147
Boubyan Bank KSCP 691,925 1,614,003
Boursa Kuwait Securities Co.
KPSC 27,508 360,351
Burgan Bank SAK 270,958 208,327
Combined Group Contracting
Co. SAK 85,629 294,311
Commercial Real Estate Co.
KSC 895,374 621,322
Gulf Bank KSCP 2,213,099 2,530,698
Gulf Cables & Electrical
Industries Group Co. KSCP 48,123 352,751
Heavy Engineering & Ship
Building Co. KSCP 107,944 333,380
Humansoft Holding Co. KSC 59,488 479,470
*IFA Hotels & Resorts-KPSC 33,632 143,097
Integrated Holding Co. KCSC 171,961 302,521
Jazeera Airways Co. KSCP 62,055 297,791
Kuwait Finance House KSCP 6,478,191 16,947,344
Kuwait International Bank
KSCP 753,257 655,220
*Kuwait Real Estate Co. KSC 855,742 1,184,852
Kuwait Telecommunications
Co. 90,873 175,854
Mabanee Co. KPSC 408,160 1,339,036
*Manazel Holding Co. KSC 95,031 20,062
Mezzan Holding Co. KSCC 83,714 323,183
Mobile Telecommunications
Co. KSCP 1,714,611 2,966,146
National Bank of Kuwait SAKP 4,252,822 14,547,852
*Rasiyat Holding Co., Class A 78,255 98,408
Salhia Real Estate Co. KSCP 179,209 244,628
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 81,285 44,754
*United Real Estate Co. SAKP 64,920 50,126
*Warba Bank KSCP 2,357,206 2,219,360
TOTAL KUWAIT 50,408,656
MALAYSIA — (1.3%)
#7-Eleven Malaysia Holdings
BHD 600 287
Able Global BHD 300 120

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Aeon Co. M BHD 648,500 $ 195,107
*AFFIN Bank BHD 408,225 223,218
Ajinomoto Malaysia BHD 5,900 18,906
Alliance Bank Malaysia BHD 705,123 740,817
Allianz Malaysia BHD 10,100 43,313
#AME Elite Consortium BHD 53,000 19,616
AMMB Holdings BHD 2,510,500 3,416,870
Ancom Nylex BHD 356,495 79,164
*Astro Malaysia Holdings BHD 393,100 12,202
Aurelius Technologies BHD 53,100 12,679
#Axiata Group BHD 1,359,000 814,492
Bank Islam Malaysia BHD 247,940 130,245
Batu Kawan BHD 200 917
*Berjaya Corp. BHD 2,155,896 149,286
Bermaz Auto BHD 758,600 121,361
#Bursa Malaysia BHD 439,900 860,263
*Cape Ems BHD 870,300 59,225
#Carlsberg Brewery Malaysia
BHD 89,600 353,436
CB Industrial Product Holding
BHD 300 91
CCK Consolidated Holdings
BHD 172,200 48,107
CELCOMDIGI BHD 545,600 468,997
CIMB Group Holdings BHD 5,343,836 9,314,709
#Crescendo Corp. BHD 54,000 15,988
#CTOS Digital BHD 884,900 197,560
#*Cypark Resources BHD 388,100 64,869
#D&O Green Technologies
BHD 906,300 270,505
#*Dagang NeXchange BHD 1,165,700 84,895
#Dayang Enterprise Holdings
BHD 926,100 329,486
#Dialog Group BHD 1,633,600 764,531
DRB-Hicom BHD 748,700 225,253
Duopharma Biotech BHD 541 161
Dutch Lady Milk Industries
BHD 5,700 35,659
#Eastern & Oriental BHD,
Class A 843,300 161,089
#Eco World Development
Group BHD 985,800 484,897
*Econpile Holdings BHD 180,000 13,324
#EG Industries BHD 548,100 179,297
*Ekovest BHD 1,479,400 118,338
FAR East Holdings BHD 200 198
#Farm Fresh BHD 772,800 448,401
Formosa Prosonic Industries
BHD 200 69
#Fraser & Neave Holdings
BHD 51,000 342,923
#Frontken Corp. BHD 1,114,400 1,202,743
Gamuda BHD 2,844,656 3,423,368
#Gas Malaysia BHD 239,100 259,196
#*Genetec Technology BHD 458,300 56,904
Genting BHD 1,497,900 1,208,907
Genting Malaysia BHD 1,965,500 1,093,509
Genting Plantations BHD 400 485
#*Greatech Technology BHD 492,700 243,526
Shares Value †
MALAYSIA — (Continued)
#Guan Chong BHD 956,066 $ 205,458
HAP Seng Consolidated BHD 316,300 224,310
Hap Seng Plantations Holdings
BHD 56,400 30,436
#Hartalega Holdings BHD 1,036,100 299,351
Heineken Malaysia BHD 88,100 448,073
*Hengyuan Refining Co. BHD 432,400 84,663
Hextar Global BHD 254,800 55,061
*Hiap Teck Venture BHD 972,400 66,173
Hibiscus Petroleum BHD 513,820 175,445
#Hong Leong Bank BHD 136,600 670,605
Hong Leong Financial Group
BHD 26,000 104,919
#HSS Engineers BHD 96,400 12,430
Hup Seng Industries BHD 202,200 49,729
IGB BHD 606 485
IHH Healthcare BHD 631,900 1,244,789
#IJM Corp. BHD 1,850,100 1,095,570
#Inari Amertron BHD 936,100 585,621
#IOI Corp. BHD 471,700 452,778
IOI Properties Group BHD 623,800 312,794
ITMAX SYSTEM BHD 16,100 17,453
#JAKS Resources BHD 641,500 16,083
Jaya Tiasa Holdings BHD 667,900 183,401
*JCY International BHD 505,100 51,258
Kelington Group BHD 580,500 760,971
#Kenanga Investment Bank
BHD 136,800 27,765
Kerjaya Prospek Group BHD 298,100 198,591
#Kim Loong Resources BHD 500 277
*Kinergy Advancement BHD 787,300 72,376
*KNM Group BHD 8,500 10
#Kossan Rubber Industries
BHD 403,400 114,624
#KPJ Healthcare BHD 1,592,500 1,079,919
Kretam Holdings BHD 900 148
#KSL Holdings BHD 236,479 169,397
#Kuala Lumpur Kepong BHD 318,266 1,557,892
#Lagenda Properties BHD 47,100 14,170
#LBS Bina Group BHD 346,300 35,143
#Leong Hup International BHD 972,500 152,098
Lianson Fleet Group BHD 31,500 15,494
Ω*Lotte Chemical Titan
Holding BHD 409,100 53,726
LPI Capital BHD 300 1,030
Magnum BHD 1,800 597
Mah Sing Group BHD 1,193,800 296,455
#Malakoff Corp. BHD 923,500 238,152
Malayan Banking BHD 3,509,866 8,271,819
Malayan Cement BHD 25,300 41,442
#Malayan Flour Mills BHD 18,200 2,564
Malaysia Smelting Corp. BHD 117,200 38,619
#Malaysian Pacific Industries
BHD 82,500 590,974
Malaysian Resources Corp.
BHD 1,833,245 196,982
#Matrix Concepts Holdings
BHD 1,051,925 344,111
Maxis BHD 949,400 861,442

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MALAYSIA — (Continued)
#MBSB BHD 1,763,100 $ 305,217
Mega First Corp. BHD 252,900 224,035
Mi Technovation BHD 114,200 86,168
#MISC BHD 129,000 239,950
MKH BHD 500 128
MKH Oil Palm East Kalimantan
BHD 71 11
MNRB Holdings BHD 69,500 31,365
Ω#MR DIY Group M BHD 2,627,700 1,003,897
Muhibbah Engineering M BHD 279,800 36,077
Nestle Malaysia BHD 30,200 814,852
#NEXG BHD 1,563,900 141,901
#PA Resources BHD 110,900 4,369
Padini Holdings BHD 54,450 24,573
#Pantech Group Holdings BHD 65,700 10,511
#Paramount Corp. BHD 500 126
Pecca Group BHD 188,400 60,731
Perak Transit BHD 908,650 73,768
Petron Malaysia Refining &
Marketing BHD 100 90
#Petronas Chemicals Group
BHD 600,400 559,112
Petronas Dagangan BHD 152,500 825,860
Petronas Gas BHD 33,500 147,982
PIE Industrial BHD 22,900 17,005
PPB Group BHD 231,700 616,318
#Press Metal Aluminium
Holdings BHD 1,613,000 2,437,987
Public Bank BHD 7,367,800 7,424,096
#QL Resources BHD 1,153,200 1,142,736
#*Ranhill Utilities BHD 444,734 195,394
#RGB International BHD 800,500 45,874
RHB Bank BHD 1,831,434 2,960,556
Sam Engineering & Equipment
M BHD 41,000 47,677
#Sarawak Oil Palms BHD 449 400
#Scientex BHD 285,400 231,019
SD Guthrie BHD 479,042 603,950
Sime Darby BHD 2,447,900 1,198,232
#Sime Darby Property BHD 2,041,100 657,948
SKP Resources BHD 715,500 134,114
#*Solarvest Holdings BHD 360,100 261,391
Southern Cable Group BHD 344,700 168,728
SP Setia BHD Group 1,999,200 412,920
Sports Toto BHD 32,256 10,706
Sunway BHD 1,415,900 1,829,040
#Sunway Construction Group
BHD 430,600 604,567
#Syarikat Takaful Malaysia
Keluarga BHD 203,560 150,677
Ta Ann Holdings BHD 144,000 144,413
Taliworks Corp. BHD 600 77
Telekom Malaysia BHD 940,314 1,639,038
Tenaga Nasional BHD 1,250,900 3,966,560
Thong Guan Industries BHD 25,800 7,084
TIME dotCom BHD 626,000 712,995
#*Top Glove Corp. BHD 3,688,300 554,830
*Tropicana Corp. BHD, Class
A 211,100 58,975
Shares Value †
MALAYSIA — (Continued)
#TSH Resources BHD 418,600 $ 135,935
Uchi Technologies BHD 46,400 34,346
#UEM Sunrise BHD 1,353,800 206,884
Unisem M BHD 177,000 149,191
United Malacca BHD 200 279
United Plantations BHD 133,800 792,321
UOA Development BHD 400 177
Velesto Energy BHD 4,726,200 282,128
#VS Industry BHD 2,360,302 278,976
#Wasco BHD 177,900 36,744
#*WCT Holdings BHD 1,128,110 202,025
Wellcall Holdings BHD 700 211
#Westports Holdings BHD 520,234 639,734
Yinson Holdings BHD 757,219 428,512
#YTL Corp. BHD 3,949,200 2,451,748
#YTL Power International BHD 2,607,719 2,484,431
Zetrix Ai BHD 4,408,913 889,573
TOTAL MALAYSIA 91,672,427
MEXICO — (1.6%)
#*Alpek SAB de CV 309,082 156,611
Alsea SAB de CV 461,164 1,275,494
America Movil SAB de CV,
ADR 442,216 10,069,258
America Movil SAB de CV,
Class B 1,938,928 2,214,694
Arca Continental SAB de CV 314,765 3,053,058
ΩBanco del Bajio SA 674,742 1,730,182
#Becle SAB de CV 228,042 279,897
Bolsa Mexicana de Valores
SAB de CV 299,816 573,079
Cemex SAB de CV 3,721,289 3,787,184
Cemex SAB de CV,
Sponsored ADR 733,017 7,440,122
*Cia Minera Autlan SAB de
CV, Class B 500 207
Coca-Cola Femsa SAB de CV 158,125 1,362,407
Coca-Cola Femsa SAB de CV,
Sponsored ADR 17,888 1,537,474
Consorcio ARA SAB de CV 25,100 4,776
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 103,631 69,045
Corp Inmobiliaria Vesta SAB
de CV 776,916 2,361,969
Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 124,213
El Puerto de Liverpool SAB
de CV 74,898 365,658
Fomento Economico Mexicano
SAB de CV 290,370 2,743,188
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 38,074 3,592,663
GCC SAB de CV 177,583 1,707,722
Genomma Lab Internacional
SAB de CV, Class B 734,602 719,892
Gentera SAB de CV 1,175,190 2,799,957
Gruma SAB de CV, Class B 117,408 1,995,395
Grupo Aeroportuario del
Centro Norte SAB de CV 163,020 2,011,794

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MEXICO — (Continued)
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 3,964 $ 390,930
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 23,160 483,474
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 27,483 5,725,259
Grupo Aeroportuario del
Sureste SAB de CV, Class B 18,696 566,367
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 9,674 2,924,837
#Grupo Bimbo SAB de CV,
Class A 806,418 2,790,720
Grupo Carso SAB de CV 305,103 2,183,736
Grupo Comercial Chedraui SA
de CV 209,154 1,518,752
Grupo Financiero Banorte SAB
de CV, Class O 1,217,689 11,476,857
Grupo Financiero Inbursa SAB
de CV, Class O 1,152,336 2,802,652
Grupo Herdez SAB de CV 17,731 68,108
*Grupo Hotelero Santa Fe
SAB de CV 600 121
*Grupo Industrial Saltillo SAB
de CV 600 448
Grupo Mexico SAB de CV,
Class B 1,538,122 13,317,153
*Grupo Nutrisa SAB de CV 17,731 4,922
#Grupo Rotoplas SAB de CV 28,236 20,395
*Grupo Simec SAB de CV,
Class B 100 914
Ω*Grupo Traxion SAB de CV 92,452 68,225
*Industrias Penoles SAB de
CV 106,098 4,398,507
Kimberly-Clark de Mexico SAB
de CV, Class A 995,732 1,930,115
La Comer SAB de CV 256,523 556,285
Medica Sur SAB de CV, Class
B 100 292
Megacable Holdings SAB de
CV 324,290 929,265
*Minera Frisco SAB de CV 600 286
Ω*Nemak SAB de CV 1,369,605 290,141
#Orbia Advance Corp. SAB
de CV 513,037 467,089
Organizacion Cultiba SAB de
CV 200 113
*Organizacion Soriana SAB de
CV, Class B 600 856
*Promotora de Hoteles Norte
19 SAB De CV, Class L 21,900 7,957
Promotora y Operadora de
Infraestructura SAB de CV 279,372 3,623,410
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 758
Qualitas Controladora SAB
de CV 159,463 1,448,116
Shares Value †
MEXICO — (Continued)
Regional SAB de CV 283,332 $ 2,112,371
*Vitro SAB de CV, Series A,
Class A 100 31
Wal-Mart de Mexico SAB de
CV 2,138,268 7,079,342
TOTAL MEXICO 119,164,743
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 4,078
Credicorp, Ltd. 28,062 7,324,182
Intercorp Financial Services,
Inc. 1,658 71,344
TOTAL PERU 7,399,604
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc. 216,000 104,605
Aboitiz Power Corp. 345,900 242,453
ACEN Corp. 3,601,540 141,981
Alliance Global Group, Inc. 16,500 2,047
Apex Mining Co., Inc. 1,628,400 257,334
Asia United Bank Corp. 600 378
*Atlas Consolidated Mining &
Development Corp. 20,700 1,801
Ayala Corp. 151,110 1,201,690
Ayala Land, Inc. 4,307,000 1,456,403
*AyalaLand Logistics Holdings
Corp. 2,000 45
Bank of the Philippine Islands 740,424 1,326,095
BDO Unibank, Inc. 1,857,562 4,213,841
Bloomberry Resorts Corp. 2,490,700 135,433
Cebu Landmasters, Inc. 49,952 1,969
Century Pacific Food, Inc. 405,700 241,283
China Banking Corp. 46,720 40,567
Converge Information and
Communications Technology
Solutions, Inc. 1,601,700 347,284
D&L Industries, Inc. 293,700 22,508
DigiPlus Interactive Corp. 593,700 211,351
*DITO CME Holdings Corp. 1,069,000 14,895
DMCI Holdings, Inc. 773,200 148,202
DoubleDragon Corp. 67,100 11,288
East West Banking Corp. 4,900 957
Emperador, Inc. 68,600 18,628
First Philippine Holdings Corp. 1,010 1,227
*Global Ferronickel Holdings,
Inc. 3,000 65
Globe Telecom, Inc. 16,541 415,141
GT Capital Holdings, Inc. 67,630 628,034
International Container
Terminal Services, Inc. 715,120 6,440,333
JG Summit Holdings, Inc. 1,040,010 423,250
Jollibee Foods Corp. 232,430 855,469
LT Group, Inc. 599,800 149,007
MacroAsia Corp. 107,700 8,107
Manila Electric Co. 34,240 340,364
Manila Water Co., Inc. 494,800 292,172
Megaworld Corp. 5,073,000 171,542
Metropolitan Bank & Trust Co. 1,264,840 1,482,990
Nickel Asia Corp. 901,300 56,207

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Petron Corp. 5,000 $ 200
Philex Mining Corp. 799,600 109,648
Philippine National Bank 52,180 45,752
Philippine Seven Corp. 1,440 1,008
Philippine Stock Exchange,
Inc. (The) 40 138
*<Phoenix Petroleum
Philippines, Inc. 300 4
PLDT, Inc. 33,705 641,455
#PLDT, Inc., Sponsored ADR 2,505 48,547
*<PNB Holdings Corp. 78 142
Puregold Price Club, Inc. 593,800 384,431
Rizal Commercial Banking
Corp. 1,000 432
Robinsons Land Corp. 1,000,200 253,237
Robinsons Retail Holdings,
Inc. 32,050 18,952
San Miguel Corp. 173,420 191,543
Security Bank Corp. 250,300 296,022
Semirara Mining & Power
Corp. 578,200 324,715
Shakey's Pizza Asia Ventures,
Inc. 600 75
*Shell Pilipinas Corp., Class A 500 54
SM Investments Corp. 71,305 883,285
SM Prime Holdings, Inc. 3,019,500 1,149,308
Synergy Grid & Development
Phils, Inc. 416,500 105,452
*Top Frontier Investment
Holdings, Inc. 80 82
Union Bank of the Philippines 1,962 962
Universal Robina Corp. 428,520 531,554
Vistamalls, Inc. 2,000 43
Wilcon Depot, Inc. 191,200 24,854
TOTAL PHILIPPINES 26,418,841
POLAND — (1.0%)
#*11 bit studios SA 1,272 60,980
AB SA 48 1,266
Agora SA 40 100
Alior Bank SA 112,029 3,122,543
Ω*Allegro.eu SA 325,593 3,044,162
Amica SA 4 63
AmRest Holdings SE 12,097 48,519
Apator SA 66 420
*Arctic Paper SA 4,173 9,590
ASBISc Enterprises PLC 17,973 145,245
Asseco Poland SA 27,504 1,601,046
Asseco South Eastern Europe
SA 1,016 18,200
Auto Partner SA 37,189 181,611
Bank Handlowy w Warszawie
SA 6,038 170,177
*Bank Millennium SA, Class A 250,257 1,047,146
*Bank Ochrony Srodowiska SA 92 300
Bank Polska Kasa Opieki SA 115,803 5,945,495
Benefit Systems SA 1,343 1,141,004
#Budimex SA 8,596 1,366,508
*Bumech SA 3,204 25,094
Shares Value †
POLAND — (Continued)
#*CCC SA, Class A 36,078 $ 1,476,363
CD Projekt SA 28,523 1,961,826
Celon Pharma SA 1,579 9,222
*Cognor Holding SA, Class A 46,003 82,282
*Cyfrowy Polsat SA 135,016 485,179
*Datawalk SA 910 22,496
Develia SA 904 2,002
Ω*Dino Polska SA 249,716 2,982,381
Dom Development SA 979 65,267
*Echo Investment SA 274 408
*Enea SA 203,573 1,143,098
#Eurocash SA 65,815 143,758
*Fabryki Mebli Forte SA 42 297
Globe Trade Centre SA 320 317
*Grupa Azoty SA 47,415 240,416
Grupa Kety SA 9,737 2,452,721
ING Bank Slaski SA 3,161 270,270
Inter Cars SA 230 34,406
KGHM Polska Miedz SA 92,299 4,848,824
LPP SA 712 3,459,664
Lubelski Wegiel Bogdanka SA 9,651 56,232
*mBank SA 11,480 3,052,622
Mirbud SA 52,568 193,747
Mo-BRUK SA 872 69,358
Neuca SA 136 27,421
NEWAG SA 56 1,379
Orange Polska SA 401,530 979,124
ORLEN SA 289,276 7,844,162
Pepco Group NV 148,719 1,121,236
*PGE Polska Grupa
Energetyczna SA, Class A 724,807 2,199,956
*PKP Cargo SA 5,755 25,016
*Polimex-Mostostal SA 72,471 116,661
*Polski Holding Nieruchomosci
SA, Class A 20 53
Powszechna Kasa
Oszczednosci Bank Polski SA 444,385 9,116,516
Powszechny Zaklad
Ubezpieczen SA 347,598 5,563,452
#Rainbow Tours SA 7,437 250,319
Santander Bank Polska SA 17,024 2,247,722
Synektik SA 5,068 361,215
*Tauron Polska Energia SA 1,084,513 2,939,060
TEN Square Games SA 2,551 62,565
#Text SA 10,937 144,048
VRG SA 394 474
Warsaw Stock Exchange 18,542 307,023
Wirtualna Polska Holding SA 663 9,954
ΩXTB SA 72,988 1,378,662
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 203
TOTAL POLAND 75,678,846
QATAR — (0.6%)
Aamal Co. 791,964 171,835
Al Khaleej Takaful Group QSC 200,553 131,095
Al Meera Consumer Goods
Co. QSC 14,746 59,130
Al Rayan Bank 5,564,014 3,574,356

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
QATAR — (Continued)
*Baladna 819,820 $ 343,825
Barwa Real Estate Co. 867,177 626,387
Commercial Bank PSQC (The) 2,262,406 2,572,469
Doha Bank QPSC 1,396,508 962,712
Dukhan Bank 82,506 78,790
*Estithmar Holding QPSC,
Class A 774,338 872,167
Gulf International Services
QSC 1,100,442 934,212
Gulf Warehousing Co. 243,351 171,435
Industries Qatar QSC 338,514 1,180,755
Lesha Bank LLC 821,923 407,463
Mannai Corp. QSC 114,750 167,035
Mazaya Real Estate
Development QPSC 1,075,176 181,312
Medicare Group 252,386 450,496
Mesaieed Petrochemical
Holding Co. 3,095,846 1,062,842
Ooredoo QPSC 379,037 1,410,588
Qatar Aluminum Manufacturing
Co. 2,626,785 1,119,684
Qatar Electricity & Water Co.
QSC 180,640 762,052
Qatar Fuel QSC 259,896 1,070,706
Qatar Gas Transport Co., Ltd. 2,300,255 2,797,454
Qatar Industrial Manufacturing
Co. QSC 12,733 8,445
Qatar Insurance Co. SAQ 48,856 27,494
Qatar International Islamic
Bank QSC 290,084 886,744
Qatar Islamic Bank QPSC 575,260 3,867,719
Qatar Islamic Insurance Group 5,915 14,335
Qatar National Bank QPSC 3,124,788 15,868,533
Qatar National Cement Co.
QSC 29,203 24,423
Salam International
Investment, Ltd. QSC 726,683 150,685
United Development Co. QSC 1,452,307 376,140
Vodafone Qatar PQSC 359,243 237,292
*Widam Food Co. 98,903 54,001
TOTAL QATAR 42,624,611
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 48,253 –
*<Lenta International Co.
PJSC, Class A, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 –
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
*<VTB Bank PJSC, GDR 59,710 –
TOTAL RUSSIAN
FEDERATION –
Shares Value †
SAUDI ARABIA — (3.1%)
Abdullah Al Othaim Markets
Co. 301,433 $ 612,487
*ACWA Power Co. 50,863 3,278,159
Ades Holding Co. 126,559 570,336
*Advanced Building Industries
Co. 19,194 182,310
*Advanced Petrochemical Co. 75,719 763,217
Al Babtain Power &
Telecommunication Co. 36,120 603,421
Al Hammadi Holding 27,996 260,688
Al Hassan Ghazi Ibrahim
Shaker Co. 22,387 156,285
Al Jouf Agricultural
Development Co. 12,099 148,408
*Al Jouf Cement Co. 50,797 94,817
*Al Khaleej Training and
Education Co. 35,420 276,171
Al Masane Al Kobra Mining
Co. 9,433 189,910
Al Rajhi Bank 1,133,045 31,935,484
*Al Rajhi Co. for Co-operative
Insurance 17,891 562,471
Al Yamamah Steel Industries
Co. 19,830 194,591
Alamar Foods 8,431 109,531
Alandalus Property Co. 19,658 104,786
Alaseel Co. 157,047 149,503
Al-Dawaa Medical Services
Co. 13,369 234,037
Aldrees Petroleum and
Transport Services Co. 68,165 2,786,474
Al-Etihad Cooperative
Insurance Co. 17,521 50,552
Alinma Bank 868,461 5,997,931
AlJazira Takaful Ta'awuni Co. 25,398 83,708
Alkhorayef Water and Power
Technologies Co. 12,732 510,957
*Allianz Saudi Fransi
Cooperative Insurance Co. 14,354 52,361
Almarai Co. JSC 364,430 4,818,058
Almawarid Manpower Co. 3,634 129,850
Almunajem Foods Co. 9,735 150,043
*Alujain Corp. 25,637 218,760
*Anaam International Holding
Group Co. 8,381 33,590
Arab National Bank 612,275 3,957,587
*Arabia Insurance Cooperative
Co. 9,995 28,518
Arabian Cement Co. 40,224 237,473
ΩArabian Centres Co. 188,947 1,101,895
*Arabian Contracting Services
Co. 6,468 204,553
Arabian Drilling Co. 21,201 500,606
Arabian Internet &
Communications Services Co. 17,433 1,170,521
Arabian Pipes Co. 86,736 131,833
*Arabian Shield Cooperative
Insurance Co. 30,782 107,117
Arriyadh Development Co. 72,451 568,766

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*ARTEX Industrial Investment
Co. 14,566 $ 54,416
Astra Industrial Group Co. 26,369 1,047,686
Ataa Educational Co. 8,393 151,180
*BAAN Holding Group Co. 123,045 70,543
Bank Albilad 725,228 5,735,841
*Bank Al-Jazira 457,034 1,539,229
Banque Saudi Fransi 898,590 4,272,325
Basic Chemical Industries, Ltd. 8,997 67,415
Bawan Co. 26,749 403,715
BinDawood Holding Co. 138,538 211,308
Bupa Arabia for Cooperative
Insurance Co. 45,358 1,983,577
Catrion Catering Holding Co. 33,198 856,032
*Chubb Arabia Cooperative
Insurance Co. 15,128 129,491
City Cement Co. 59,132 229,896
Co. for Cooperative Insurance
(The) 60,634 2,202,139
Dallah Healthcare Co. 21,828 896,367
*Dar Al Arkan Real Estate
Development Co., Class A 435,227 1,997,322
Dr. Sulaiman Al Habib Medical
Services Group Co. 64,201 4,659,950
East Pipes Integrated Co. for
Industry 12,364 479,374
Eastern Province Cement Co. 22,293 153,489
Electrical Industries Co. 455,368 1,400,049
Elm Co. 17,225 4,347,416
*Emaar Economic City 108,449 368,423
Etihad Etisalat Co. 335,752 6,065,677
*Fawaz Abdulaziz Al Hokair
& Co. 58,170 373,979
*Filling & Packing Materials
Manufacturing Co, Class A 1,837 17,096
First Milling Co. 9,800 140,330
Fitaihi Holding Group 86,493 74,958
Gulf Insurance Group 20,488 138,002
*Gulf Union Cooperative
Insurance Co. 11,588 37,080
*Halwani Brothers Co. 2,803 28,956
*Herfy Food Services Co. 21,049 117,308
Jamjoom Pharmaceuticals
Factory Co. 8,719 362,696
Jarir Marketing Co. 417,421 1,580,571
*Jazan Development and
Investment Co. 16,417 47,279
L'Azurde Co. for Jewelry 17,478 58,258
Leejam Sports Co. JSC 16,247 554,109
*Liva Insurance Co., Class H 10,465 36,919
*Lumi Rental Co. 3,707 61,731
Maharah Human Resources
Co. 100,309 148,184
*Malath Cooperative Insurance
Co. 17,884 59,229
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 50,618 206,783
*Methanol Chemicals Co. 20,365 54,522
Shares Value †
SAUDI ARABIA — (Continued)
Middle East Healthcare Co. 45,314 $ 618,058
*Middle East Paper Co. 27,438 197,692
Middle East Pharmaceutical
Co. 1,101 40,280
Middle East Specialized
Cables Co. 15,542 121,844
Mobile Telecommunications
Co. Saudi Arabia 394,167 1,207,679
*Mouwasat Medical Services
Co. 61,965 1,269,819
Nahdi Medical Co. 26,707 826,104
*Najran Cement Co. 55,808 112,058
*Nama Chemicals Co. 1,673 11,635
*National Agriculture
Development Co. (The) 92,866 516,067
National Co. for Glass
Industries (The) 13,270 144,372
*National Co. for Learning &
Education 6,609 304,883
National Gas &
Industrialization Co. 17,670 419,116
*National Gypsum 11,144 57,412
*National Industrialization Co. 271,872 838,057
National Medical Care Co. 10,671 504,789
*National Metal Manufacturing
& Casting Co., Class A 9,228 41,045
Northern Region Cement Co. 64,972 139,121
*Perfect Presentation For
Commercial Services Co.,
Class A 68,076 185,341
*Power & Water Utility Co. for
Jubail & Yanbu 20,156 226,490
Qassim Cement Co. (The) 25,414 285,981
*Rabigh Refining &
Petrochemical Co. 284,328 681,602
*Red Sea International Co. 12,447 134,422
Retal Urban Development Co. 123,091 386,326
Riyad Bank 1,109,218 8,039,290
Riyadh Cables Group Co. 27,036 1,021,560
Riyadh Cement Co. 21,443 150,381
SABIC Agri-Nutrients Co. 161,050 5,265,051
Sahara International
Petrochemical Co. 277,304 1,397,556
SAL Saudi Logistics Services 10,075 472,297
*Saudi Arabian Amiantit Co. 18,159 98,006
*Saudi Arabian Mining Co. 548,764 9,401,780
ΩSaudi Arabian Oil Co. 2,674,268 18,469,539
Saudi Aramco Base Oil Co. 43,077 1,107,896
*Saudi Automotive Services
Co. 32,016 612,121
Saudi Awwal Bank 670,883 5,789,041
Saudi Basic Industries Corp. 350,530 5,706,400
Saudi Cement Co. 5,929 60,489
Saudi Ceramic Co. 47,107 383,122
Saudi Chemical Co. Holding 290,627 571,931
*Saudi Co. For Hardware
CJSC 1,326 11,739
Saudi Electricity Co. 521,716 2,230,073

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Saudi Industrial Investment
Group 200,315 $ 870,668
Saudi Investment Bank (The) 174,277 638,990
*Saudi Kayan Petrochemical
Co. 568,048 893,693
Saudi Marketing Co. 17,130 75,734
Saudi National Bank (The) 1,581,291 16,815,830
*Saudi Paper Manufacturing
Co. 11,608 166,375
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 40,885 330,120
*Saudi Printing & Packaging
Co. 4,617 13,173
*Saudi Public Transport Co. 56,560 191,391
*Saudi Real Estate Co. 85,444 327,864
*Saudi Reinsurance Co. 75,251 622,853
*Saudi Research & Media
Group 16,790 769,175
Saudi Steel Pipe Co. 16,435 227,670
Saudi Tadawul Group Holding
Co. 18,082 959,513
Saudi Telecom Co. 1,281,802 15,442,533
Saudia Dairy & Foodstuff Co. 3,968 303,461
Savola Group (The) 94,332 619,548
Scientific & Medical Equipment
House Co. 10,976 114,673
*Seera Group Holding 102,973 850,660
*Sinad Holding Co. 47,869 133,262
Southern Province Cement Co. 19,132 127,542
Sumou Real Estate Co. 10,279 106,294
Sustained Infrastructure
Holding Co. 49,171 478,841
Tabuk Cement Co. 23,701 64,275
*Takween Advanced Industries
Co. 13,837 26,677
Tanmiah Food Co. 7,638 160,901
Theeb Rent A Car Co. 19,784 343,964
*Umm Al-Qura Cement Co. 19,199 70,598
United Electronics Co. 25,746 608,954
United International
Transportation Co. 180,105 3,551,529
United Wire Factories Co. 4,141 27,495
*Wafrah for Industry and
Development 3,009 21,423
*Walaa Cooperative Insurance
Co. 48,555 150,968
*Wataniya Insurance Co. 15,673 61,060
Yamama Cement Co. 40,527 296,105
Yanbu Cement Co. 61,223 264,636
Yanbu National Petrochemical
Co. 172,574 1,587,617
Zahrat Al Waha For Trading
Co. 6,654 45,955
TOTAL SAUDI ARABIA 225,109,100
SOUTH AFRICA — (3.0%)
Absa Group, Ltd. 696,149 7,785,462
Adcock Ingram Holdings, Ltd. 13,021 56,096
Advtech, Ltd. 177,770 362,463
Shares Value †
SOUTH AFRICA — (Continued)
AECI, Ltd. 137,988 $ 712,450
African Rainbow Minerals, Ltd. 95,285 948,315
Afrimat, Ltd. 99,854 262,245
Alexander Forbes Group
Holdings, Ltd. 2,406 1,142
Altron, Ltd., Class A 77 82
Anglogold Ashanti PLC 164,023 11,153,564
Anglogold Ashanti PLC 46,689 3,235,299
Aspen Pharmacare Holdings,
Ltd. 277,179 1,569,122
Astral Foods, Ltd. 47,785 617,448
AVI, Ltd. 247,579 1,378,415
#Barloworld, Ltd. 173,906 1,196,999
Bid Corp., Ltd. 263,173 6,512,175
Bidvest Group, Ltd. 267,600 3,473,512
#*Blu Label Unlimited Group,
Ltd. 147,488 105,345
Capitec Bank Holdings, Ltd.,
Class F 41,192 9,108,393
City Lodge Hotels, Ltd. 1,121 265
Clicks Group, Ltd. 208,437 4,389,894
Coronation Fund Managers,
Ltd. 267,327 760,068
Curro Holdings, Ltd. 14,607 11,141
DataTec, Ltd. 168,418 698,547
ΩDis-Chem Pharmacies, Ltd. 287,358 562,199
Discovery, Ltd. 414,345 5,206,416
#DRDGOLD, Ltd. 349,154 884,947
DRDGOLD, Ltd., ADR 2,012 50,763
Famous Brands, Ltd. 16,838 52,712
FirstRand, Ltd. 2,733,458 12,968,253
Foschini Group, Ltd. 319,171 1,695,984
Gold Fields, Ltd. 45,044 1,762,050
Gold Fields, Ltd., Sponsored
ADR 546,443 20,988,876
Grindrod, Ltd. 583,192 570,322
Harmony Gold Mining Co., Ltd. 283,688 4,766,188
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 257,775 4,255,865
Hudaco Industries, Ltd. 1,566 16,060
Impala Platinum Holdings, Ltd. 644,227 6,928,251
Investec, Ltd. 179,375 1,349,620
Invicta Holdings, Ltd. 101 222
JSE, Ltd. 65,737 534,468
*KAP, Ltd., Class A 324,226 30,678
Kumba Iron Ore, Ltd. 39,427 785,355
Lewis Group, Ltd. 132 637
Life Healthcare Group
Holdings, Ltd. 1,142,614 782,508
Merafe Resources, Ltd. 5,497 349
Momentum Group, Ltd. 1,035,910 1,996,215
Motus Holdings, Ltd. 158,694 955,506
Mpact, Ltd. 860 1,162
Mr.Price Group, Ltd. 208,828 2,492,442
MTN Group, Ltd. 1,330,909 13,278,759
Nedbank Group, Ltd. 373,880 5,094,216
NEPI Rockcastle NV 545,563 4,419,273
Netcare, Ltd. 1,330,374 1,119,871
Ninety One, Ltd. 89,803 267,349

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Northam Platinum Holdings,
Ltd. 242,388 $ 4,054,833
Oceana Group, Ltd. 4,225 11,913
Old Mutual, Ltd. 3,751,377 2,932,708
Omnia Holdings, Ltd. 184,485 810,957
OUTsurance Group, Ltd. 619,330 2,608,458
ΩPepkor Holdings, Ltd. 2,416,792 3,681,137
*Pick n Pay Stores, Ltd. 415,604 678,586
PPC, Ltd. 636,034 202,195
PSG Financial Services, Ltd. 190,851 271,425
Rainbow Chicken 504 127
Raubex Group, Ltd. 112,028 268,040
RCL Foods, Ltd. 504 283
Reunert, Ltd. 144,231 464,668
RFG Holdings, Ltd. 432 538
Sanlam, Ltd. 1,461,852 7,672,562
Santam, Ltd. 25,099 598,915
Sappi, Ltd. 488,725 639,509
*Sasol, Ltd., Class A 181,120 1,125,436
Shoprite Holdings, Ltd. 371,854 6,222,775
#*Sibanye Stillwater, Ltd.,
Class A 2,126,541 5,684,272
*Sibanye Stillwater, Ltd., Class
A, ADR 38,106 402,399
Southern Sun, Ltd. 96,902 51,435
*SPAR Group, Ltd. (The) 166,608 1,049,777
Spur Corp., Ltd. 194 404
Stadio Holdings, Ltd. 60 39
Standard Bank Group, Ltd. 961,185 14,116,789
Sun International, Ltd. 131,700 295,048
Super Group, Ltd. 329,722 305,515
Telkom SA SOC, Ltd. 371,208 1,039,361
Thungela Resources, Ltd. 112,585 497,238
Tiger Brands, Ltd. 122,335 2,317,889
Truworths International, Ltd. 385,441 1,153,043
Tsogo Sun, Ltd. 39,750 16,214
Valterra Platinum, Ltd. 92,997 5,762,514
Vodacom Group, Ltd. 374,643 3,026,973
We Buy Cars Holdings, Ltd. 115,589 306,770
Wilson Bayly Holmes-Ovcon,
Ltd. 46,963 410,549
Woolworths Holdings, Ltd. 734,477 2,218,792
Zeda, Ltd. 165,581 117,505
TOTAL SOUTH AFRICA 219,173,549
TAIWAN — (21.1%)
91APP, Inc. 49,000 114,925
ABC Taiwan Electronics Corp. 57,000 43,574
#Ability Enterprise Co., Ltd. 200,443 560,101
Ability Opto-Electronics
Technology Co., Ltd. 38,000 121,883
AcBel Polytech, Inc. 488,611 692,998
Accton Technology Corp. 364,000 12,788,133
Ace Pillar Co., Ltd. 10,000 28,919
Acer Cyber Security, Inc. 12,000 68,898
Acer E-Enabling Service
Business, Inc. 6,000 44,891
#Acer, Inc. 1,961,000 1,916,920
#ACES Electronic Co., Ltd. 115,000 258,124
Shares Value †
TAIWAN — (Continued)
*Acon Holding, Inc. 202,000 $ 54,211
#Acter Group Corp., Ltd. 89,000 2,229,270
#Action Electronics Co., Ltd. 176,000 64,695
Actron Technology Corp. 40,722 184,131
ADATA Technology Co., Ltd. 261,845 1,686,520
ADDCN Technology Co., Ltd. 9,089 51,741
#*Adimmune Corp. 219,000 135,357
Adlink Technology, Inc. 8,000 15,432
#Advanced Ceramic X Corp. 33,000 127,745
Advanced Energy Solution
Holding Co., Ltd. 10,000 383,852
Advanced International
Multitech Co., Ltd. 83,000 161,189
Advanced Optoelectronic
Technology, Inc. 69,000 34,117
#Advanced Power Electronics
Corp. 69,000 230,067
Advanced Wireless
Semiconductor Co. 84,000 303,308
#Advancetek Enterprise Co.,
Ltd. 170,000 194,659
Advantech Co., Ltd. 267,680 2,729,829
Aero Win Technology Corp. 16,000 22,563
Aerospace Industrial
Development Corp. 114,000 195,804
AIC, Inc. 15,654 193,759
Air Asia Co., Ltd. 12,000 20,142
Airoha Technology Corp. 2,000 32,530
Airtac International Group 75,046 2,223,965
Alchip Technologies, Ltd. 42,000 4,775,056
Algoltek, Inc. 22,000 42,081
Allied Circuit Co., Ltd. 7,549 41,869
Allied Supreme Corp. 23,000 185,550
Allis Electric Co., Ltd., Class A 123,503 443,937
Alltek Technology Corp. 185,200 192,785
#Alltop Technology Co., Ltd. 50,000 401,744
Alpha Networks, Inc. 154,000 162,812
#Altek Corp. 278,957 450,545
#Amazing Microelectronic
Corp. 54,887 178,368
AMPACS Corp. 39,000 37,235
Ampak Technology, Inc. 23,000 51,026
Ampire Co., Ltd. 68,000 55,743
#Ample Electronic Technology
Co., Ltd. 18,650 104,046
AMPOC Far-East Co., Ltd. 65,372 192,877
AmTRAN Technology Co., Ltd. 209,014 95,529
Amulaire Thermal Technology,
Inc. 16,000 18,997
Analog Integrations Corp. 9,000 38,938
Anderson Industrial Corp. 133,000 62,085
Anji Technology Co., Ltd. 77,239 93,719
Anpec Electronics Corp. 19,000 148,027
Aopen, Inc. 17,000 26,738
#Apac Opto Electronics, Inc. 38,000 99,880
#Apacer Technology, Inc. 95,000 319,850
#APAQ Technology Co., Ltd. 26,000 156,469
Apex Biotechnology Corp. 60,000 64,214
#Apex International Co., Ltd. 189,738 128,689

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Apex Science & Engineering 54,060 $ 19,344
ARBOR Technology Corp. 16,000 21,261
*Arcadyan Technology Corp. 110,000 721,024
Ardentec Corp. 374,000 1,137,536
Ares International Corp. 14,000 23,090
Argosy Research, Inc. 62,000 370,092
ASE Technology Holding Co.,
Ltd. 1,298,000 10,450,376
ASE Technology Holding Co.,
Ltd., ADR 452,500 7,244,525
Asia Electronic Material Co.,
Ltd. 32,000 23,890
Asia Metal Industries, Inc. 16,000 93,686
#Asia Optical Co., Inc. 183,000 934,615
#Asia Polymer Corp. 287,000 117,168
Asia Tech Image, Inc. 41,000 101,763
Asia Vital Components Co.,
Ltd. 229,623 10,644,181
ASIX Electronics Corp. 35,000 108,503
ASMedia Technology, Inc. 14,000 658,079
ASolid Technology Co., Ltd. 18,000 46,023
#ASPEED Technology, Inc. 17,000 3,024,950
ASROCK, Inc. 29,000 302,820
Asustek Computer, Inc. 474,000 10,747,145
ATE Energy International Co.,
Ltd. 77,000 75,269
*Aten International Co., Ltd. 14,000 27,598
Auden Techno Corp. 8,000 25,295
#AUO Corp. 4,338,200 1,714,620
AURAS Technology Co., Ltd. 36,000 1,235,484
Aurona Industries, Inc. 38,000 34,488
Avalue Technology, Inc. 50,000 181,354
AVer Information, Inc. 19,000 18,264
Avermedia Technologies 26,000 33,239
#Axiomtek Co., Ltd. 78,973 211,427
Azurewave Technologies, Inc. 101,000 240,500
*Bafang Yunji International
Co., Ltd. 19,000 118,978
Bank of Kaohsiung Co., Ltd. 4,770 1,878
#Baotek Industrial Materials,
Ltd. 24,000 38,997
BenQ Materials Corp. 130,000 87,961
#*BES Engineering Corp. 1,263,000 630,658
Best Precision Industrial Co.,
Ltd. 5,000 17,891
Billion Electric Co., Ltd. 51,000 39,402
#Bin Chuan Enterprise Co.,
Ltd. 67,000 145,809
B'in Live Co., Ltd. 8,000 20,481
Bionet Corp. 1,850 6,229
#*Biostar Microtech
International Corp. 118,000 87,518
Bioteque Corp. 30,000 120,035
Bizlink Holding, Inc. 113,106 5,132,652
Bonny Worldwide, Ltd. 4,000 20,234
#Bora Pharmaceuticals Co.,
Ltd. 41,992 848,282
Brave C&H Supply Co., Ltd. 12,000 28,379
Shares Value †
TAIWAN — (Continued)
#Brightek Optoelectronic Co.,
Ltd. 36,000 $ 48,717
Brighton-Best International
Taiwan, Inc. 70,000 76,282
Brillian Network & Automation
Integrated System Co., Ltd. 27,863 215,718
Brogent Technologies, Inc. 4,000 12,387
C Sun Manufacturing, Ltd. 65,390 376,501
*Calin Technology Co., Ltd. 75,000 82,951
Calitech Co., Ltd. 20,000 36,954
*Caliway Biopharmaceuticals
Co., Ltd. 397,000 1,943,609
Cameo Communications, Inc. 68,000 22,120
Capital Futures Corp. 51,757 83,341
Capital Securities Corp. 1,149,000 913,863
#Career Technology MFG.
Co., Ltd. 549,925 265,651
#Castles Technology Co., Ltd. 64,952 150,437
#Caswell, Inc. 41,000 112,300
Cathay Chemical Works 18,000 26,320
Cathay Consolidated, Inc. 8,000 21,079
#Cathay Financial Holding
Co., Ltd. 6,072,895 12,643,222
Cathay Real Estate
Development Co., Ltd. 310,000 230,425
#CCP Contact Probes Co.,
Ltd. 54,693 96,430
#Celxpert Energy Corp. 164,000 217,664
Cenra, Inc. 65,000 71,891
#Central Reinsurance Co., Ltd. 212,000 169,305
Century Iron & Steel Industrial
Co., Ltd. 110,000 549,266
#Chaintech Technology Corp. 60,000 56,992
Champion Building Materials
Co., Ltd. 28,000 8,270
#Champion Microelectronic
Corp. 40,000 95,768
Chang Hwa Commercial Bank,
Ltd. 3,977,751 2,562,033
Chang Wah Technology Co.,
Ltd. 182,000 238,593
Channel Well Technology Co.,
Ltd. 151,000 379,698
#Chant Sincere Co., Ltd. 48,000 62,613
Charoen Pokphand Enterprise 40,000 178,264
Chateau International
Development Co., Ltd. 8,152 7,240
#CHC Healthcare Group 87,000 122,119
Chen Full International Co.,
Ltd. 80,000 103,965
#Chenbro Micom Co., Ltd. 43,000 1,296,672
Cheng Fwa Industrial Co., Ltd. 71,000 49,657
Cheng Loong Corp. 500,000 278,130
Cheng Mei Materials
Technology Corp. 356,612 158,927
Cheng Shin Rubber Industry
Co., Ltd. 1,281,000 1,329,296
#Cheng Uei Precision Industry
Co., Ltd. 244,000 392,102

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#Chenming Electronic
Technology Corp. 61,000 $ 247,048
Chicony Electronics Co., Ltd. 413,000 1,746,527
Chicony Power Technology
Co., Ltd. 90,000 264,077
Chief Telecom, Inc. 7,000 82,203
Chieftek Precision Co., Ltd. 23,000 56,713
China Airlines, Ltd. 2,237,000 1,455,385
China Bills Finance Corp. 23,000 12,457
China Container Terminal
Corp. 48,000 39,895
China Ecotek Corp. 16,000 28,782
#China General Plastics Corp. 276,100 99,695
China Glaze Co., Ltd. 105,000 62,677
#*China Man-Made Fiber
Corp. 711,000 144,555
#China Metal Products 217,000 185,298
China Motor Corp. 176,000 333,782
China Steel Chemical Corp. 59,000 156,228
#China Steel Corp. 7,311,000 4,423,558
China Steel Structure Co., Ltd. 7,000 9,370
China Wire & Cable Co., Ltd. 57,000 70,830
Chinese Maritime Transport,
Ltd. 53,000 98,445
Ching Feng Home Fashions
Co., Ltd. 115,298 74,262
#Chin-Poon Industrial Co., Ltd. 372,000 396,916
Chipbond Technology Corp. 422,000 818,165
ChipMOS Technologies, Inc. 443,000 468,348
ChipMOS Technologies, Inc.,
ADR 1,700 36,193
Chlitina Holding, Ltd. 32,452 105,566
Chong Hong Construction Co.,
Ltd. 115,000 294,411
Chroma ATE, Inc. 247,000 6,580,560
#Chun Yuan Steel Industry
Co., Ltd. 306,000 190,622
Chung Hung Steel Corp. 539,000 259,497
#Chung Hwa Chemical
Industrial Works, Ltd. 80,000 91,604
Chung Hwa Pulp Corp. 250,000 101,656
Chung Tai Resource
Technology Corp. 25,000 80,837
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 2,244,657
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 23,000 19,303
Chunghwa Precision Test
Tech Co., Ltd. 9,000 471,357
Chunghwa Telecom Co., Ltd. 1,011,000 4,308,285
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 109,600 4,666,768
CKM Applied Materials Corp. 11,000 10,055
Cleanaway Co., Ltd. 47,000 369,230
C-Media Electronics, Inc. 37,000 49,167
#CoAsia Electronics Corp. 52,000 91,175
Collins Co., Ltd. 52,000 23,090
#Compal Electronics, Inc. 2,887,000 3,103,847
Shares Value †
TAIWAN — (Continued)
Compeq Manufacturing Co.,
Ltd. 782,000 $ 2,220,767
Complex Micro Interconnection
Co., Ltd. 21,000 26,642
#Compucase Enterprise 42,000 136,625
Concord International
Securities Co., Ltd. 51,909 27,017
Concord Securities Co., Ltd. 440,355 182,640
#Continental Holdings Corp. 213,000 150,010
Contrel Technology Co., Ltd. 52,000 66,732
#Coremax Corp. 62,927 131,213
#Coretronic Corp. 220,000 626,915
#Co-Tech Development Corp. 187,000 1,426,483
Coxon Precise Industrial Co.,
Ltd. 43,000 18,044
Crowell Development Corp. 49,450 49,706
Cryomax Cooling System
Corp. 24,000 31,424
CTBC Financial Holding Co.,
Ltd. 11,920,000 16,227,579
CTCI Advanced Systems, Inc. 6,000 34,156
#CTCI Corp. 432,372 428,982
#CTI Traffic Industries Co.,
Ltd. 24,000 77,291
Cub Elecparts, Inc. 11,000 36,320
CviLux Corp. 72,000 192,056
CX Technology Co., Ltd. 10,000 7,856
Cyberlink Corp. 49,000 149,832
CyberPower Systems, Inc. 29,150 227,105
#*CyberTAN Technology, Inc. 314,000 272,213
Cystech Electronics Corp. 4,000 9,863
DA CIN Construction Co., Ltd. 165,200 352,530
Dah San Electric Wire & Cable
Co., Ltd. 51,651 77,373
Da-Li Development Co., Ltd. 159,894 256,685
Darfon Electronics Corp. 155,000 181,517
Darwin Precisions Corp. 268,400 97,787
Daxin Materials Corp. 42,000 521,226
De Licacy Industrial Co., Ltd. 48,149 17,072
Delpha Construction Co., Ltd. 69,000 66,439
Delta Electronics, Inc. 1,164,000 37,675,417
#Depo Auto Parts Ind Co., Ltd. 64,000 284,181
DFI, Inc. 21,000 46,726
Dimerco Data System Corp. 29,000 115,091
Dimerco Express Corp. 76,488 199,798
DingZing Advanced Materials,
Inc. 5,000 15,923
D-Link Corp. 418,080 227,121
DONPON PRECISION, Inc. 51,100 79,124
Dr Wu Skincare Co., Ltd. 8,000 31,359
Draytek Corp. 13,000 11,545
Drewloong Precision, Inc. 18,183 89,611
Dyaco International, Inc. 12,408 9,203
#Dynamic Holding Co., Ltd. 481,000 1,406,652
#Dynapack International
Technology Corp. 107,000 1,068,573
E Ink Holdings, Inc. 574,000 3,958,492
E.Sun Financial Holding Co.,
Ltd. 10,828,458 10,479,380

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#Eastech Holding, Ltd. 39,000 $ 138,284
Eastern Media International
Corp. 208,834 140,282
#Eclat Textile Co., Ltd. 124,000 1,655,834
eCloudvalley Digital
Technology Co., Ltd. 14,000 32,653
ECOVE Environment Corp. 8,000 75,209
#Edimax Technology Co., Ltd. 125,000 80,511
Edison Opto Corp. 69,000 40,178
#Edom Technology Co., Ltd. 104,000 128,558
#Egis Technology, Inc. 70,000 313,100
Elan Microelectronics Corp. 212,000 855,145
E-Lead Electronic Co., Ltd. 68,227 97,765
E-LIFE MALL Corp. 1,000 2,153
Elite Advanced Laser Corp. 93,000 828,926
Elite Material Co., Ltd. 159,000 7,034,254
#Elite Semiconductor
Microelectronics Technology,
Inc. 216,000 634,488
#Elitegroup Computer Systems
Co., Ltd. 287,000 189,522
eMemory Technology, Inc. 34,000 2,200,969
Emerging Display
Technologies Corp. 62,000 41,648
Ennoconn Corp. 69,000 656,534
#Ennostar, Inc. 390,000 435,786
EnTie Commercial Bank Co.,
Ltd. 2,000 859
EOI Investment Holdings Co.,
Ltd. 68,000 41,697
*Epileds Technologies, Inc. 63,000 39,963
#Episil Technologies, Inc. 76,000 139,683
#Episil-Precision, Inc. 31,000 56,673
#Eris Technology Corp. 20,349 108,229
#Eson Precision Ind Co., Ltd. 81,000 217,381
Eternal Materials Co., Ltd. 580,950 771,992
Eurocharm Holdings Co., Ltd. 18,000 72,314
EVA Airways Corp. 2,762,000 3,252,477
Ever Ohms Technology Co.,
Ltd. 26,000 24,062
Ever Supreme Bio Technology
Co., Ltd. 39,298 206,455
Evergreen Aviation
Technologies Corp. 68,000 327,380
#Evergreen International
Storage & Transport Corp. 225,500 420,323
#Evergreen Marine Corp.
Taiwan, Ltd. 509,000 3,203,913
EVERGREEN Steel Corp. 116,000 401,874
#Everlight Chemical Industrial
Corp. 336,000 204,938
Everlight Electronics Co., Ltd. 282,000 537,562
Evertop Wire Cable Corp. 78,000 86,269
Excelsior Medical Co., Ltd. 53,250 147,065
EZconn Corp. 4,000 122,182
Far Eastern Department
Stores, Ltd. 273,000 192,266
Far Eastern International Bank 1,732,537 712,943
Shares Value †
TAIWAN — (Continued)
Far Eastern New Century
Corp. 2,056,000 $ 1,772,356
Far EasTone
Telecommunications Co., Ltd. 1,239,373 3,729,287
Faraday Technology Corp. 134,899 800,854
Farglory F T Z Investment
Holding Co., Ltd. 138,993 219,063
Farglory Land Development
Co., Ltd. 165,000 289,304
Feature Integration
Technology, Inc. 4,000 9,343
*Federal Corp. 129,000 82,878
Feedback Technology Corp. 27,681 97,250
Feng Hsin Steel Co., Ltd. 52,000 107,075
Feng TAY Enterprise Co., Ltd. 292,040 1,159,002
FIC Global, Inc. 83,000 96,389
FineTek Co., Ltd. 18,727 70,056
Firich Enterprises Co., Ltd. 168,000 130,341
#First Copper Technology Co.,
Ltd. 172,000 234,716
#First Financial Holding Co.,
Ltd. 8,070,589 7,495,375
#First Hi-Tec Enterprise Co.,
Ltd. 53,000 607,739
#First Insurance Co., Ltd.
(The) 113,000 96,675
#*First Steamship Co., Ltd. 506,000 94,810
#FIT Holding Co., Ltd. 130,000 156,680
#Fittech Co., Ltd. 40,985 92,127
FLEXium Interconnect, Inc. 222,000 456,407
#Flytech Technology Co., Ltd. 77,000 266,761
FocalTech Systems Co., Ltd. 191,000 367,821
Forcecon Tech Co., Ltd. 57,723 205,610
Forest Water Environment
Engineering Co., Ltd. 17,544 22,999
Formosa Advanced
Technologies Co., Ltd. 27,000 33,332
Formosa International Hotels
Corp. 29,000 179,711
Formosa Laboratories, Inc. 76,000 153,281
Formosa Oilseed Processing
Co., Ltd. 74,905 74,561
Formosa Optical Technology
Co., Ltd. 16,000 50,955
#Formosa Petrochemical Corp. 311,000 452,220
#Formosa Plastics Corp. 2,682,000 3,324,036
Formosa Sumco Technology
Corp. 32,000 104,095
#Formosan Union Chemical
Corp. 199,000 107,783
#Fortune Electric Co., Ltd. 132,660 3,085,518
Fositek Corp. 6,000 283,986
Founding Construction &
Development Co., Ltd. 83,000 40,230
Foxsemicon Integrated
Technology, Inc. 55,000 663,771
Franbo Lines Corp. 146,663 103,052
Froch Enterprise Co., Ltd. 152,000 68,729

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Fu Chun Shin Machinery
Manufacture Co., Ltd. 90,640 $ 57,643
#Fu Hua Innovation Co., Ltd. 323,551 206,291
Fubon Financial Holding Co.,
Ltd. 5,771,741 17,123,150
Fulgent Sun International
Holding Co., Ltd. 101,191 316,335
#*Fulltech Fiber Glass Corp.,
Class A 320,115 751,840
Fusheng Precision Co., Ltd. 64,000 504,863
Fwusow Industry Co., Ltd. 95,923 42,593
G Shank Enterprise Co., Ltd. 108,305 339,983
#Gallant Precision Machining
Co., Ltd. 96,000 289,802
#Gamania Digital
Entertainment Co., Ltd. 113,000 218,347
#*GCS Holdings, Inc. 74,000 439,316
GEM Services, Inc. 40,000 106,047
GEM Terminal Industrial Co.,
Ltd. 20,000 10,800
#Gemtek Technology Corp. 750,000 637,992
General Interface Solution GIS
Holding, Ltd. 170,000 273,739
General Plastic Industrial Co.,
Ltd. 14,000 12,774
Generalplus Technology, Inc. 50,000 63,677
#Genesys Logic, Inc. 57,000 200,254
Genius Electronic Optical Co.,
Ltd. 60,000 818,776
Genovate Biotechnology Co.,
Ltd. 28,366 18,409
#GeoVision, Inc. 60,920 91,754
Getac Holdings Corp. 327,000 1,467,942
Giant Manufacturing Co., Ltd. 213,341 704,405
#Giantplus Technology Co.,
Ltd. 217,000 84,002
Gigabyte Technology Co., Ltd. 495,000 4,516,688
#Gigasolar Materials Corp. 41,000 90,426
#*Gigastorage Corp. 329,000 203,344
Global Brands Manufacture,
Ltd. 220,969 841,006
Global Mixed Mode
Technology, Inc. 41,000 311,424
#Global PMX Co., Ltd. 58,000 268,859
Global Unichip Corp. 41,000 2,040,597
Globaltek Fabrication Co., Ltd. 10,000 18,314
Globalwafers Co., Ltd. 152,000 2,511,825
Globe Union Industrial Corp. 168,000 56,290
Gloria Material Technology
Corp. 423,000 467,844
GMI Technology, Inc. 56,000 71,045
Gold Circuit Electronics, Ltd. 305,200 4,621,535
Golden Long Teng
Development Co., Ltd. 56,000 50,187
Goldsun Building Materials
Co., Ltd. 592,000 697,128
Good Will Instrument Co., Ltd. 25,000 46,355
#Gordon Auto Body Parts 122,000 126,004
#Gourmet Master Co., Ltd. 61,000 138,704
Shares Value †
TAIWAN — (Continued)
Grand Fortune Securities Co.,
Ltd. 230,000 $ 89,034
#Grand Pacific Petrochemical 362,000 121,291
Grand Process Technology
Corp. 11,000 520,640
Grape King Bio, Ltd. 45,000 180,785
Great Tree Pharmacy Co., Ltd. 56,800 204,170
Great Wall Enterprise Co., Ltd. 458,081 774,868
Greatek Electronics, Inc. 45,000 103,201
*Green World FinTech Service
Co., Ltd. 62,000 120,204
#Group Up Industrial Co., Ltd. 40,000 362,383
GTM Holdings Corp. 10,000 9,873
#Gudeng Precision Industrial
Co., Ltd. 39,933 458,552
*Hai Kwang Enterprise Corp. 56,100 26,553
*HannsTouch Holdings Co. 424,000 88,411
#Harvatek Corp. 121,000 79,903
Heran Co., Ltd. 6,000 12,433
Hey Song Corp. 28,000 34,020
Highlight Tech Corp. 8,800 12,596
#Highwealth Construction
Corp. 1,005,015 1,275,026
Hi-Lai Foods Co., Ltd. 8,000 41,638
HIM International Music, Inc. 21,000 63,872
Hitron Technology, Inc. 96,000 76,042
#Hiwin Mikrosystem Corp. 34,000 125,533
#Hiwin Technologies Corp. 165,099 1,200,339
#Hiyes International Co., Ltd. 48,000 130,848
#Hocheng Corp. 177,000 103,064
#Hold-Key Electric Wire &
Cable Co., Ltd. 69,000 100,220
Holiday Entertainment Co.,
Ltd. 35,000 68,996
Holy Stone Enterprise Co., Ltd. 49,000 181,712
Hon Hai Precision Industry
Co., Ltd. 6,880,000 57,629,875
Hong Pu Real Estate
Development Co., Ltd. 106,000 89,825
Hong TAI Electric Industrial 228,000 292,222
#Hota Industrial Manufacturing
Co., Ltd. 200,000 387,105
Hotai Motor Co., Ltd. 83,240 1,532,606
Hotron Precision Electronic
Industrial Co., Ltd. 42,600 19,955
Hsin Ba Ba Corp. 5,000 7,661
Hsin Kuang Steel Co., Ltd. 164,000 211,795
Hu Lane Associate, Inc. 77,443 331,276
HUA ENG Wire & Cable Co.,
Ltd. 200,000 215,022
#Hua Jung Components Co.,
Ltd. 113,000 69,842
Hua Nan Financial Holdings
Co., Ltd. 6,345,419 6,027,333
#Hua Yu Lien Development
Co., Ltd. 97,798 197,880
Huaku Development Co., Ltd. 167,705 567,363
Huang Hsiang Construction
Corp. 57,000 76,486

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Huikwang Corp. 7,000 $ 5,590
Hung Ching Development &
Construction Co., Ltd. 71,000 62,937
#Hung Sheng Construction,
Ltd. 267,600 185,416
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 28,981
Hwacom Systems, Inc. 34,000 27,042
#Hwang Chang General
Contractor Co., Ltd. 193,925 437,800
#Ibase Technology, Inc. 79,000 125,923
IBF Financial Holdings Co.,
Ltd. 1,695,452 841,080
Ichia Technologies, Inc. 242,000 402,271
#I-Chiun Precision Industry
Co., Ltd. 180,892 432,503
IKKA Holdings Cayman, Ltd. 15,000 40,939
Info-Tek Corp. 25,000 29,724
Ingentec Corp. 15,435 125,525
Innodisk Corp. 48,031 673,412
#Innolux Corp. 5,218,034 2,257,566
Inpaq Technology Co., Ltd. 80,807 228,429
#Insyde Software Corp. 30,000 222,504
Intai Technology Corp. 22,000 71,566
Integrated Service Technology,
Inc. 67,736 243,480
#IntelliEPI, Inc. 24,000 122,182
Interactive Digital
Technologies, Inc. 24,000 57,773
#International Games System
Co., Ltd. 111,000 2,599,785
Inventec Corp. 1,631,000 2,435,279
#Iron Force Industrial Co., Ltd. 51,853 160,243
ITE Technology, Inc. 96,000 407,534
#ITEQ Corp. 168,000 639,407
#Jarllytec Co., Ltd. 25,625 81,941
Jean Co., Ltd. 140,358 116,429
Jentech Precision Industrial
Co., Ltd. 38,000 2,632,966
Jetway Information Co., Ltd. 14,000 24,365
#Jetwell Computer Co., Ltd. 22,400 129,339
#Jia Wei Lifestyle, Inc. 38,850 50,299
Jiin Yeeh Ding Enterprise Co.,
Ltd. 52,000 108,598
#Jinan Acetate Chemical Co.,
Ltd. 463,460 910,607
JMC Electronics Co., Ltd. 5,000 4,099
Johnson Health Tech Co., Ltd. 32,000 166,553
Joinsoon Electronics
Manufacturing Co., Ltd. 59,076 24,983
#JPC connectivity, Inc. 57,000 310,579
JPP Holding Co., Ltd. 24,500 253,838
JSL Construction &
Development Co., Ltd. 36,805 61,060
K Laser Technology, Inc. 78,000 39,582
Kaori Heat Treatment Co., Ltd. 33,000 669,855
Kedge Construction Co., Ltd. 35,573 101,832
#KEE TAI Properties Co., Ltd. 240,555 82,556
Shares Value †
TAIWAN — (Continued)
Kenda Rubber Industrial Co.,
Ltd. 48,300 $ 31,502
Kerry TJ Logistics Co., Ltd. 10,000 10,930
Key Ware Electronics Co., Ltd. 52,597 40,721
#Keystone Microtech Corp. 19,000 262,678
KGI Financial Holding Co., Ltd. 13,493,252 6,979,041
#KHGEARS International, Ltd. 18,000 102,176
#Kindom Development Co.,
Ltd. 286,000 309,808
King Polytechnic Engineering
Co., Ltd. 16,800 24,893
#King Slide Works Co., Ltd. 26,000 3,476,139
King Yuan Electronics Co., Ltd. 897,000 6,331,902
*King's Town Construction
Co., Ltd. 28,000 38,027
Kingstate Electronics Corp. 7,000 7,674
Kinik Co. 57,000 583,146
Kinko Optical Co., Ltd. 196,000 293,289
#Kinpo Electronics 5,119,000 3,788,336
Kinsus Interconnect
Technology Corp. 308,000 1,367,620
KMC Kuei Meng International,
Inc. 26,000 76,204
KNH Enterprise Co., Ltd. 44,000 24,189
Ko Ja Cayman Co., Ltd. 18,000 21,343
KS Terminals, Inc. 93,000 151,869
#Kung Long Batteries
Industrial Co., Ltd. 47,000 185,762
*Kung Sing Engineering Corp. 275,900 104,110
Kuo Toong International Co.,
Ltd. 180,000 338,441
Kuo Yang Construction Co.,
Ltd. 112,000 68,677
Kwong Lung Enterprise Co.,
Ltd. 48,000 74,636
L&K Engineering Co., Ltd. 134,085 2,087,104
La Kaffa International Co., Ltd. 5,000 12,052
Lang, Inc. 27,000 46,111
#Lanner Electronics, Inc. 85,480 224,399
Largan Precision Co., Ltd. 61,000 4,395,270
Laster Tech Co., Ltd. 78,126 52,862
Leadtrend Technology Corp. 19,039 29,883
#Lealea Enterprise Co., Ltd. 451,360 95,584
Leatec Fine Ceramics Co., Ltd. 38,000 34,365
LEE CHI Enterprises Co., Ltd. 45,000 17,273
#Lelon Electronics Corp. 110,000 390,033
Lemtech Holdings Co., Ltd. 32,550 84,814
Leo Systems, Inc. 59,000 68,230
*Leofoo Development Co., Ltd. 68,000 37,273
*Li Peng Enterprise Co., Ltd.,
Class A 395,000 71,314
#Lian HWA Food Corp. 46,195 166,802
Lien Hwa Industrial Holdings
Corp. 106,576 167,278
*Lily Textile 9,000 7,890
#Lingsen Precision Industries,
Ltd. 343,000 229,849
Lion Travel Service Co., Ltd. 64,000 326,860
Lite-On Technology Corp. 1,754,000 10,241,794

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Liton Technology Corp. 51,000 $ 79,218
*Long Bon International Co.,
Ltd. 41,000 19,606
Long Da Construction &
Development Corp. 133,000 123,521
Longchen Paper & Packaging
Co., Ltd. 530,003 161,547
#Longwell Co. 134,000 819,492
Loop Telecommunication
International, Inc. 42,000 62,369
Lotes Co., Ltd. 44,597 2,002,012
Lotus Pharmaceutical Co., Ltd. 111,000 1,066,995
Loyalty Founder Enterprise
Co., Ltd. 18,000 17,625
Lucky Cement Corp. 72,000 35,015
Lumax International Corp., Ltd. 58,500 188,587
*Lung Yen Life Service Corp.,
Class A 69,000 116,717
Lungteh Shipbuilding Co., Ltd. 45,800 179,529
Luxe Green Energy
Technology Co., Ltd. 40,170 29,075
#LuxNet Corp. 42,054 279,074
M3 Technology, Inc. 16,000 43,356
#Machvision, Inc. 7,000 128,200
#Macnica Galaxy, Inc. 21,000 60,047
Macroblock, Inc. 8,000 15,328
#Macronix International Co.,
Ltd. 1,244,000 1,262,574
Makalot Industrial Co., Ltd. 149,094 1,304,651
#Marketech International Corp. 59,000 472,138
#Materials Analysis
Technology, Inc. 48,192 318,239
Maxigen Biotech, Inc. 14,700 20,299
Mayer Steel Pipe Corp. 127,200 98,480
MediaTek, Inc. 525,000 22,372,402
Mega Financial Holding Co.,
Ltd. 7,192,978 9,453,053
Megaforce Co., Ltd. 10,000 13,435
Mercuries & Associates
Holding, Ltd. 27,010 12,564
Mercuries Data Systems, Ltd. 80,914 67,382
*Mercuries Life Insurance Co.,
Ltd. 1,910,467 449,324
Merida Industry Co., Ltd. 162,000 526,984
Merry Electronics Co., Ltd. 166,795 556,146
#METAAGE Corp. 86,000 146,033
#*Microbio Co., Ltd. 257,000 183,924
#Micro-Star International Co.,
Ltd. 432,000 1,538,792
Mildef Crete, Inc. 48,000 167,854
MIN AIK Technology Co., Ltd. 112,000 80,336
#Mirle Automation Corp. 79,834 164,649
Momo.com, Inc. 52,903 401,836
MOSA Industrial Corp. 158,647 87,475
Mosel Vitelic, Inc. 37,000 41,103
Motech Industries, Inc. 260,000 143,782
MPI Corp. 49,000 3,347,321
MSSCORPS Co., Ltd. 30,565 170,518
Shares Value †
TAIWAN — (Continued)
My Humble House Hospitality
Management Consulting 28,000 $ 33,610
Nak Sealing Technologies
Corp. 48,000 166,293
#Namchow Holdings Co., Ltd. 123,000 154,845
Nan Kang Rubber Tire Co.,
Ltd. 59,723 70,329
Nan Pao Resins Chemical
Co., Ltd. 34,000 406,460
Nan Ren Lake Leisure
Amusement Co., Ltd. 48,000 15,521
#Nan Ya Plastics Corp. 3,013,000 4,067,516
#Nan Ya Printed Circuit Board
Corp. 139,000 1,313,539
Nang Kuang Pharmaceutical
Co., Ltd. 38,000 47,962
*Nanya Technology Corp. 735,000 3,168,000
#National Aerospace
Fasteners Corp. 25,000 87,424
Netronix, Inc. 62,000 272,275
*New Asia Construction &
Development Corp., Class H 111,000 53,440
#*Newmax Technology Co.,
Ltd. 97,000 96,871
Nextronics Engineering Corp. 18,000 65,873
#Nichidenbo Corp. 186,000 545,760
Nidec Chaun-Choung
Technology Corp. 8,000 35,523
Nien Made Enterprise Co., Ltd. 92,000 1,107,316
#Niko Semiconductor Co., Ltd. 70,853 130,454
#North-Star International Co.,
Ltd. 70,799 61,032
#Nova Technology Corp. 24,000 134,283
#Novatek Microelectronics
Corp. 387,000 4,947,497
Nuvoton Technology Corp. 124,000 248,476
O-Bank Co., Ltd. 528,000 155,441
Ocean Plastics Co., Ltd. 70,000 81,975
Optimax Technology Corp. 101,000 66,039
Orient Semiconductor
Electronics, Ltd. 274,000 433,180
Oriental Union Chemical Corp. 426,000 165,600
O-TA Precision Industry Co.,
Ltd. 23,000 55,515
Pacific Hospital Supply Co.,
Ltd. 23,000 66,140
#Paiho Shih Holdings Corp. 135,450 109,934
Pan German Universal Motors,
Ltd. 6,000 56,700
Pan Jit International, Inc. 246,000 674,597
#Pan-International Industrial
Corp. 290,000 530,171
Panion & BF Biotech, Inc. 38,000 81,832
Parade Technologies, Ltd. 37,000 818,451
#*PChome Online, Inc., Class
A 131,596 149,186
#PCL Technologies, Inc. 45,397 177,211
P-Duke Technology Co., Ltd. 35,000 116,132
Pegatron Corp. 1,254,000 3,026,798

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#Pegavision Corp. 29,342 $ 325,004
#PharmaEngine, Inc. 81,000 187,343
PharmaEssentia Corp. 132,057 2,139,305
#*Phihong Technology Co.,
Ltd. 219,000 217,283
Phison Electronics Corp. 128,000 4,434,469
#Phoenix Silicon International
Corp. 128,226 723,698
Phoenix Tours International,
Inc. 33,600 56,508
Pixart Imaging, Inc. 89,000 671,676
#Planet Technology Corp. 26,000 112,065
Posiflex Technology, Inc. 54,000 381,185
Power Wind Health Industry,
Inc. 17,050 90,960
#*Powerchip Semiconductor
Manufacturing Corp. 2,136,000 2,188,738
Powertech Technology, Inc. 497,000 2,796,949
Poya International Co., Ltd. 31,736 469,211
#President Chain Store Corp. 416,000 3,227,481
President Securities Corp. 515,388 397,342
Primax Electronics, Ltd. 348,000 939,592
Prince Housing &
Development Corp. 4,000 1,161
Pro Hawk Corp. 10,000 48,795
Promate Electronic Co., Ltd. 159,397 246,295
Qisda Corp. 710,120 717,258
QST International Corp. 57,898 80,045
#Qualipoly Chemical Corp. 40,000 235,516
Quanta Computer, Inc. 1,804,000 17,634,495
#Quanta Storage, Inc. 108,000 374,158
Quintain Steel Co., Ltd. 115,647 32,805
Radiant Opto-Electronics Corp. 75,000 322,045
#Radium Life Tech Co., Ltd. 606,416 216,993
Rafael Microelectronics, Inc. 1,000 3,627
#Raydium Semiconductor
Corp. 45,000 356,446
RDC Semiconductor Co., Ltd. 12,000 56,016
Realtek Semiconductor Corp. 367,000 6,148,304
#Rechi Precision Co., Ltd. 300,000 225,432
Rexon Industrial Corp., Ltd. 73,000 65,541
Rich Development Co., Ltd. 397,580 109,674
RiTdisplay Corp. 61,237 65,936
*Ritek Corp. 463,000 150,161
*Roo Hsing Co., Ltd. 526 180
Ruby Tech Corp. 13,791 20,278
Ruentex Development Co.,
Ltd. 895,140 867,739
Ruentex Engineering &
Construction Co. 43,320 236,040
Run Long Construction Co.,
Ltd. 178,600 220,774
Sakura Development Co., Ltd. 83,152 130,242
Sampo Corp. 129,000 103,230
San Fang Chemical Industry
Co., Ltd. 129,000 129,877
San Fu Chemical Co., Ltd. 28,000 98,826
San Lien Technology Corp.,
Ltd. 6,000 16,141
Shares Value †
TAIWAN — (Continued)
#Sanyang Motor Co., Ltd. 399,000 $ 783,956
#Savior Lifetec Corp. 170,000 94,564
SCI Pharmtech, Inc. 14,535 27,234
Scientech Corp. 10,000 116,132
ScinoPharm Taiwan, Ltd. 53,000 30,258
#SciVision Biotech, Inc. 35,000 102,469
#SDI Corp. 136,000 378,257
Sea Sonic Electronics Co., Ltd. 28,000 62,848
Securitag Assembly Group
Co., Ltd. 5,000 17,241
Senao Networks, Inc. 19,815 98,298
#Sensortek Technology Corp. 17,000 105,348
Sercomm Corp. 211,000 680,202
Sesoda Corp. 148,000 145,395
Shanghai Commercial &
Savings Bank, Ltd. (The) 2,730,351 3,517,189
Sharehope Medicine Co., Ltd. 36,691 29,003
ShenMao Technology, Inc. 73,000 241,030
#Shieh Yih Machinery Industry
Co., Ltd. 90,000 62,652
#Shih Her Technologies, Inc. 44,007 248,372
Shih Wei Navigation Co., Ltd. 342,189 195,355
*Shihlin Development Co., Ltd. 43,000 15,107
Shihlin Electric & Engineering
Corp. 157,000 1,018,884
#Shin Ruenn Development
Co., Ltd. 83,348 157,797
#Shin Zu Shing Co., Ltd. 102,163 702,888
Shinfox Energy Co., Ltd. 1,246 2,464
*Shining Building Business
Co., Ltd. 269,000 79,280
Shinkong Insurance Co., Ltd. 51,000 186,640
#Shinkong Synthetic Fibers
Corp. 313,000 135,928
Shiny Chemical Industrial Co.,
Ltd. 59,800 284,012
ShunSin Technology Holding,
Ltd. 17,000 79,357
Shuttle, Inc. 375,000 226,896
Sigurd Microelectronics Corp. 1,083,000 3,681,517
#Silergy Corp. 169,000 1,223,204
Silicon Power Computer &
Communications, Inc. 21,000 26,437
Simplo Technology Co., Ltd. 74,000 843,727
Sinbon Electronics Co., Ltd. 158,000 1,087,050
Sincere Navigation Corp. 1,118,000 880,115
Sinmag Equipment Corp. 14,000 61,254
#Sino-American Silicon
Products, Inc. 531,000 2,159,169
Sinon Corp. 295,000 409,282
SinoPac Financial Holdings
Co., Ltd. 9,364,409 7,813,574
Sinopower Semiconductor, Inc. 8,000 27,976
Sinphar Pharmaceutical Co.,
Ltd. 85,050 88,948
Sinyi Realty, Inc. 32,000 23,578
Sitronix Technology Corp. 65,000 423,945
Siward Crystal Technology
Co., Ltd. 105,000 77,023

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Solar Applied Materials
Technology Corp. 345,000 $ 665,512
Solteam, Inc. 46,000 72,350
Song Shang Electronics Co.,
Ltd. 52,000 36,368
Sonix Technology Co., Ltd. 75,000 85,757
#Speed Tech Corp. 102,000 156,943
Sporton International, Inc. 53,500 311,522
Sports Gear Co., Ltd. 24,000 87,831
St. Shine Optical Co., Ltd. 32,000 135,845
Standard Chemical &
Pharmaceutical Co., Ltd. 57,000 102,908
Standard Foods Corp. 14,000 14,300
#Stark Technology, Inc. 96,000 499,658
#*Starlux Airlines Co., Ltd.,
Class A 231,000 180,345
#S-Tech Corp. 134,898 102,684
Sun Max Tech, Ltd. 26,184 71,463
#Sun Yad Construction Co.,
Ltd. 252,206 128,806
*Sunfun Info Co., Ltd. 74,000 78,957
Sunjuice Holdings Co., Ltd. 2,102 9,983
*Sunko INK Co., Ltd. 128,000 49,549
SunMax Biotechnology Co.,
Ltd. 7,000 88,806
Sunny Friend Environmental
Technology Co., Ltd. 58,000 156,221
Sunonwealth Electric Machine
Industry Co., Ltd. 150,000 736,801
Sunplus Innovation
Technology, Inc. 21,453 94,560
#Sunplus Technology Co., Ltd. 487,000 341,396
Sunrex Technology Corp. 88,000 119,085
#Sunspring Metal Corp. 89,000 63,693
Superalloy Industrial Co., Ltd. 80,000 123,744
Superior Plating Technology
Co., Ltd. 15,000 21,470
Supreme Electronics Co., Ltd. 336,402 722,245
#Swancor Holding Co., Ltd. 36,000 145,799
#Symtek Automation Asia Co.,
Ltd. 37,352 191,371
#Syncmold Enterprise Corp. 98,000 219,967
Synmosa Biopharma Corp. 313,966 342,655
#Synnex Technology
International Corp. 754,000 1,393,162
Syn-Tech Chem & Pharm Co.,
Ltd. 5,000 12,540
Syscom Computer Engineering
Co. 41,000 76,422
#Sysgration 80,000 162,909
Systex Corp. 107,000 450,750
TA Chen Stainless Pipe 1,231,359 1,470,052
#Ta Liang Technology Co.,
Ltd. 16,000 86,399
Ta Ya Electric Wire & Cable 2,340,969 3,198,357
TA-I Technology Co., Ltd. 30,000 60,993
#Tai Tung Communication
Co., Ltd. 134,367 99,657
Shares Value †
TAIWAN — (Continued)
Taichung Commercial Bank
Co., Ltd. 1,207,764 $ 840,771
TaiDoc Technology Corp. 16,000 64,019
Taiflex Scientific Co., Ltd. 209,310 463,681
#Taimide Tech, Inc. 98,000 193,188
Tainan Enterprises Co., Ltd. 74,000 65,476
*Tainergy Tech Co., Ltd. 49,000 23,511
Tai-Saw Technology Co., Ltd. 52,000 41,866
TaiSol Electronics Co., Ltd. 47,000 81,032
Taisun Enterprise Co., Ltd. 105,000 63,189
#TAI-TECH Advanced
Electronics Co., Ltd. 42,000 205,621
Taiwan Business Bank 5,003,656 2,498,491
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 48,000 67,142
Taiwan Cogeneration Corp. 214,202 336,204
Taiwan Cooperative Financial
Holding Co., Ltd. 6,757,454 5,220,700
Taiwan Fertilizer Co., Ltd. 385,000 603,030
Taiwan Fire & Marine
Insurance Co., Ltd. 88,000 103,055
Taiwan FU Hsing Industrial
Co., Ltd. 68,800 115,036
#*Taiwan Glass Industry Corp. 704,000 641,228
Taiwan High Speed Rail Corp. 570,000 507,124
Taiwan Hon Chuan Enterprise
Co., Ltd. 193,470 796,134
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 151,557 154,313
Taiwan IC Packaging Corp. 27,000 15,458
*<Taiwan Land Development
Corp. 51,000 834
Taiwan Line Tek Electronic 48,540 38,764
#Taiwan Mask Corp. 248,000 310,595
#Taiwan Mobile Co., Ltd. 1,146,000 4,082,073
Taiwan Navigation Co., Ltd. 178,000 168,498
Taiwan Paiho, Ltd. 204,000 379,584
Taiwan PCB Techvest Co.,
Ltd. 201,000 230,809
Taiwan Sakura Corp. 41,000 113,633
Taiwan Sanyo Electric Co.,
Ltd. 47,000 54,047
Taiwan Secom Co., Ltd. 69,000 242,412
Taiwan Semiconductor Co.,
Ltd. 158,000 282,684
Taiwan Semiconductor
Manufacturing Co., Ltd. 15,191,000 741,241,339
Taiwan Styrene Monomer 314,000 86,209
Taiwan Surface Mounting
Technology Corp. 206,000 737,126
Taiwan Taxi Co., Ltd. 19,000 81,585
#*Taiwan TEA Corp. 473,000 213,874
Taiwan Union Technology
Corp. 179,000 2,244,706
#Taiwan-Asia Semiconductor
Corp. 389,000 306,229
Taiyen Biotech Co., Ltd. 12,000 12,452
#Tatung Co., Ltd. 1,160,900 1,367,053

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#TBI Motion Technology Co.,
Ltd. 82,000 $ 103,497
TCC Group Holdings Co., Ltd. 4,970,969 3,573,677
TCI Co., Ltd. 78,000 287,987
Te Chang Construction Co.,
Ltd. 15,000 30,204
Team Group, Inc. 35,000 153,704
#Teco Electric and Machinery
Co., Ltd. 723,000 2,739,973
Tehmag Foods Corp. 1,100 10,502
#Test Research, Inc. 98,000 498,910
Test Rite International Co., Ltd. 1,000 660
Thermaltake Technology Co.,
Ltd. 31,000 32,068
#Thinking Electronic Industrial
Co., Ltd. 39,000 239,777
Thye Ming Industrial Co., Ltd. 65,000 114,603
Ton Yi Industrial Corp. 391,000 228,309
Tong Hsing Electronic
Industries, Ltd. 115,060 469,732
Tong Yang Industry Co., Ltd. 269,000 846,176
#Tong-Tai Machine & Tool
Co., Ltd. 188,000 198,757
Top Union Electronics Corp. 75,253 73,439
Topco Scientific Co., Ltd. 114,000 1,268,274
Topkey Corp. 52,000 314,629
#Topoint Technology Co., Ltd. 107,000 412,462
Toung Loong Textile
Manufacturing 30,000 16,883
Transcend Information, Inc. 108,000 465,502
Transcom, Inc. 68,112 300,224
Tripod Technology Corp. 342,000 3,799,258
Trusval Technology Co., Ltd. 19,102 160,628
TS Financial Holding Co., Ltd. 15,345,816 9,334,985
*TS Financial Holding Co., Ltd. 1,743,711 522,983
TSC Auto ID Technology Co.,
Ltd. 18,698 118,912
TSEC Corp. 458,197 209,416
TSRC Corp. 107,000 52,210
TST Group Holding, Ltd. 3,000 8,705
TTFB Co., Ltd. 16,835 100,218
TTY Biopharm Co., Ltd. 115,000 297,404
Tul Corp. 15,000 37,279
Tung Ho Steel Enterprise
Corp. 354,670 724,546
#Tung Thih Electronic Co., Ltd. 42,328 100,653
#TURVO International Co.,
Ltd. 26,000 170,424
*Twinhead International Corp. 15,600 35,218
TXC Corp. 198,000 573,241
#TYC Brother Industrial Co.,
Ltd. 465,000 724,554
Tycoons Group Enterprise 84,335 21,591
Tyntek Corp. 198,000 112,716
#*U-BEST Innovative
Technology Co., Ltd. 142,000 85,225
Ubright Optronics Corp. 29,000 59,809
#UDE Corp. 64,000 220,682
#Ultra Chip, Inc. 38,000 56,306
Shares Value †
TAIWAN — (Continued)
U-Ming Marine Transport Corp. 348,000 $ 630,546
#Unic Technology Corp. 63,000 47,546
#Unimicron Technology Corp. 915,000 4,866,546
Union Bank Of Taiwan 334,620 201,919
Union Insurance Co., Ltd. 32,000 27,950
Uni-President Enterprises
Corp. 4,086,000 10,460,564
Unitech Printed Circuit Board
Corp. 721,633 618,556
United Alloy-Tech Co. 77,000 135,510
United Integrated Services
Co., Ltd. 123,000 3,449,009
United Microelectronics Corp. 5,310,000 8,014,834
#United Microelectronics
Corp., Sponsored ADR 567,400 4,374,654
United Orthopedic Corp. 68,000 275,398
United Radiant Technology 67,000 46,314
United Renewable Energy
Co., Ltd. 925,407 205,907
Univacco Technology, Inc. 63,000 92,939
Universal Cement Corp. 186,657 188,230
#Universal Microwave
Technology, Inc. 25,000 357,828
Universal Vision Biotechnology
Co., Ltd. 33,960 157,974
UPC Technology Corp. 522,000 172,353
Userjoy Technology Co., Ltd. 34,815 87,544
USI Corp. 548,000 184,503
Usun Technology Co., Ltd. 9,000 13,584
U-Tech Media Corp. 28,000 11,158
Utechzone Co., Ltd. 41,000 115,901
#UVAT Technology Co., Ltd. 26,000 50,493
Value Valves Co., Ltd. 4,000 10,891
#Vanguard International
Semiconductor Corp. 711,376 2,237,730
Ventec International Group
Co., Ltd. 60,000 175,076
VIA Labs, Inc. 5,000 13,484
Via Technologies, Inc. 123,000 210,462
Viking Tech Corp. 57,000 77,784
Visco Vision, Inc. 31,000 200,172
VisEra Technologies Co., Ltd. 24,000 201,425
Visual Photonics Epitaxy Co.,
Ltd. 114,000 513,614
Vivotek, Inc. 15,000 40,060
Vizionfocus, Inc. 9,000 52,552
#Voltronic Power Technology
Corp. 31,000 1,220,195
VSO Electronics Co., Ltd. 11,000 52,422
Wafer Works Corp. 381,028 387,957
Waffer Technology Corp. 147,796 340,391
#Wah Hong Industrial Corp. 40,000 43,785
Wah Lee Industrial Corp. 112,000 329,358
#Walsin Lihwa Corp. 1,935,626 1,882,672
#Walton Advanced
Engineering, Inc. 175,000 137,195
#Wan Hai Lines, Ltd. 128,000 341,850
*WE & WIN Development Co.,
Ltd. 54,000 19,586

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
We&Win Diversification Co.,
Ltd. 42,121 $ 29,391
Wei Chuan Foods Corp. 19,000 9,302
#Weikeng Industrial Co., Ltd. 691,000 660,857
Well Shin Technology Co., Ltd. 50,000 85,554
Welldone Co. 23,000 37,559
WELLELL, Inc. 20,000 13,955
#Weltrend Semiconductor 112,000 176,520
*Wha Yu Industrial Co., Ltd. 83,000 37,530
#Wholetech System Hitech,
Ltd. 54,000 212,550
Win Semiconductors Corp. 242,000 846,264
Winbond Electronics Corp. 2,024,251 3,568,993
Winmate, Inc. 35,000 187,860
#Winstek Semiconductor Co.,
Ltd. 60,000 186,982
WinWay Technology Co., Ltd. 12,000 1,026,642
#Wisdom Marine Lines Co.,
Ltd. 335,000 688,722
#Wiselink Co., Ltd. 64,100 384,713
Wistron Corp. 3,203,000 15,681,061
#WITS Corp. 47,000 189,584
#Wiwynn Corp. 62,000 8,803,552
WNC Corp. 262,446 1,071,435
Wonderful Hi-Tech Co., Ltd. 147,000 219,010
Wowprime Corp. 62,388 437,351
WPG Holdings, Ltd. 1,009,000 1,979,204
WT Microelectronics Co., Ltd. 288,850 1,343,663
XAC Automation Corp. 54,000 52,698
#XinTec, Inc. 108,000 537,523
Xxentria Technology Materials
Corp. 36,620 41,157
#Yageo Corp. 1,218,440 9,869,281
Yankey Engineering Co., Ltd. 45,096 674,804
#YC INOX Co., Ltd. 274,034 171,600
YCC Parts Manufacturing Co.,
Ltd. 11,000 15,422
Yea Shin International
Development Co., Ltd. 34,932 28,067
#Yem Chio Co., Ltd. 344,200 148,357
Yen Sun Technology Corp. 26,000 39,033
Yeong Guan Energy
Technology Group Co., Ltd. 104,399 67,582
YFC-Boneagle Electric Co.,
Ltd. 53,000 36,033
YFY, Inc. 553,000 456,921
*Yieh Hsing Enterprise Co.,
Ltd. 24,000 5,676
Yieh Phui Enterprise Co., Ltd. 349,196 167,550
*Young Optics, Inc. 47,000 83,784
Youngtek Electronics Corp. 70,000 133,893
Yuanta Financial Holding Co.,
Ltd. 7,890,448 8,855,290
Yuanta Futures Co., Ltd. 17,000 49,771
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,498
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 59,959
Yulon Motor Co., Ltd. 397,216 425,113
Shares Value †
TAIWAN — (Continued)
#Yungshin Construction &
Development Co., Ltd. 32,000 $ 79,633
#YungShin Global Holding
Corp. 137,000 250,906
#Yusin Holding Corp. 31,536 70,990
Zeng Hsing Industrial Co., Ltd. 4,297 12,902
Zenitron Corp. 88,000 99,047
#Zero One Technology Co.,
Ltd. 89,000 331,495
Zhen Ding Technology
Holding, Ltd. 514,000 2,725,416
Zhong Yang Technology Co.,
Ltd. 34,000 46,453
Zig Sheng Industrial Co., Ltd. 170,000 42,692
ZillTek Technology Corp. 14,000 92,222
*Zinwell Corp. 187,000 86,076
Zippy Technology Corp. 61,000 102,788
Zyxel Group Corp. 180,516 206,994
TOTAL TAIWAN 1,532,297,307
THAILAND — (1.2%)
AAPICO Hitech PCL - NVDR 156,340 59,471
Advanced Info Service PCL
- NVDR 610,100 5,698,166
Advanced Information
Technology PCL - NVDR 230,250 34,322
After You PCL - NVDR 138,100 21,269
#Airports of Thailand PCL
- NVDR 830,000 1,058,837
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 210
Amata Corp. PCL - NVDR 662,400 294,992
AP Thailand PCL - NVDR 2,020,200 540,428
*Asia Aviation PCL - NVDR 4,151,400 156,632
Asia Plus Group Holdings PCL
- NVDR 507,900 34,871
Asian Alliance International
PCL - NVDR, Class R 418,000 66,575
Asian Sea Corp. PCL - NVDR 255,400 57,660
#Asset World Corp. PCL
- NVDR 5,218,800 355,075
Aurora Design PCL - NVDR,
Class R 26,500 11,801
B Grimm Power PCL - NVDR,
Class R 606,300 303,759
#Bangchak Corp. PCL - NVDR 979,800 893,895
Bangchak Sriracha PCL -
NVDR, Class R 185,800 25,628
Bangkok Airways PCL - NVDR 435,300 175,008
Bangkok Bank PCL - NVDR 1,107,200 5,427,283
Bangkok Chain Hospital PCL
- NVDR 782,200 273,353
Bangkok Dusit Medical
Services PCL - NVDR 5,675,300 3,317,246
Bangkok Expressway & Metro
PCL - NVDR, Class R 5,618,200 894,812
Bangkok Life Assurance PCL
- NVDR 451,312 251,233
Banpu PCL - NVDR 5,402,800 843,796
Banpu Power PCL - NVDR 45,000 17,813

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
THAILAND — (Continued)
#BCPG PCL - NVDR 404,300 $ 103,154
BEC World PCL - NVDR 549,400 33,132
Berli Jucker PCL - NVDR 420,100 237,756
#Betagro PCL - NVDR, Class
R 289,500 143,250
*Beyond Securities PCL
- NVDR 815,900 16,149
BKI Holdings PCL - NVDR 1,600 15,142
Bluebik Group PCL - NVDR 58,000 33,543
#*BTS Group Holdings PCL
- NVDR 7,796,900 708,919
Bumrungrad Hospital PCL
- NVDR 645,000 3,430,957
#Cal-Comp Electronics
Thailand PCL - NVDR 2,521,143 475,614
#Carabao Group PCL - NVDR 375,200 522,159
#Central Pattana PCL - NVDR 1,363,100 2,265,861
Central Plaza Hotel PCL
- NVDR 368,000 367,033
#Central Retail Corp. PCL -
NVDR, Class R 1,765,200 1,119,116
CH Karnchang PCL - NVDR 757,500 358,427
Charoen Pokphand Foods
PCL - NVDR 2,692,800 1,757,170
#Chularat Hospital PCL
- NVDR 3,601,300 174,858
CK Power PCL - NVDR 597,500 47,305
Com7 PCL - NVDR 1,083,100 837,405
CP ALL PCL - NVDR 2,381,900 3,388,508
CP AXTRA PCL - NVDR,
Class R, ADR 20,800 12,608
Delta Electronics Thailand
PCL - NVDR 930,600 6,245,251
Dhipaya Group Holdings PCL
- NVDR 800 539
Diamond Building Products
PCL - NVDR 700 114
#Dohome PCL - NVDR 344,311 41,528
Don Muang Tollway PCL -
NVDR, Class R 26,000 8,282
Eastern Polymer Group PCL
- NVDR 298,200 25,822
#Electricity Generating PCL
- NVDR 169,900 646,287
*Energy Absolute PCL - NVDR 4,566,000 432,100
#Erawan Group PCL (The)
- NVDR 1,720,000 125,536
Exotic Food PCL - NVDR 139,800 65,717
Forth Corp. PCL - NVDR 207,300 44,236
Forth Smart Service PCL
- NVDR 88,200 20,185
Frasers Property Thailand PCL
- NVDR, Class R 900 178
#GFPT PCL - NVDR 330,300 105,214
Global Power Synergy PCL
- NVDR 526,200 675,346
*Gulf Development PCL -
NVDR, Class R, ADR 1,642,034 2,247,101
Shares Value †
THAILAND — (Continued)
#Gunkul Engineering PCL
- NVDR 2,033,600 $ 129,557
Haad Thip PCL - NVDR 31,000 14,477
Hana Microelectronics PCL
- NVDR 555,500 398,565
Home Product Center PCL
- NVDR 6,128,800 1,241,492
#Ichitan Group PCL - NVDR 672,700 255,890
Index Livingmall PCL - NVDR 39,600 17,513
#Indorama Ventures PCL
- NVDR 959,800 566,945
Internet Thailand PCL - NVDR 332,600 36,207
#IRPC PCL - NVDR 6,689,200 237,903
I-TAIL Corp. PCL - NVDR,
Class R 515,500 274,211
*Jasmine Technology Solution
PCL - NVDR 107,000 84,382
Karmarts PCL - NVDR 504,000 127,812
Kasikornbank PCL - NVDR 230,800 1,331,195
KCE Electronics PCL - NVDR 611,700 482,398
KGI Securities Thailand PCL
- NVDR 325,100 39,412
Khon Kaen Sugar Industry
PCL - NVDR 2,300 98
Kiatnakin Phatra Bank PCL
- NVDR 147,200 299,317
Krung Thai Bank PCL - NVDR 2,446,000 2,061,342
Lalin Property PCL - NVDR 700 108
Land & Houses PCL - NVDR 5,028,700 606,523
LH Financial Group PCL -
NVDR, Class R 5,300 128
LPN Development PCL
- NVDR 2,000 102
#Major Cineplex Group PCL
- NVDR 322,200 70,748
Malee Group PCL - NVDR 216,900 28,307
MBK PCL - NVDR 136,795 69,804
#MC Group PCL - NVDR 302,800 104,882
Mega Lifesciences PCL
- NVDR 247,000 225,344
#Minor International PCL
- NVDR 4,012,300 2,853,963
#MK Restaurants Group PCL
- NVDR 94,000 95,206
*Mono Next PCL - NVDR,
Class R1 1,508,000 55,498
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 87,900 93,106
Netbay PCL - NVDR 56,400 35,757
Noble Development PCL
- NVDR 57,300 3,792
Northeast Rubber PCL -
NVDR, Class R 1,494,100 192,221
NSL Foods PCL - NVDR,
Class R 89,500 71,965
#Osotspa PCL - NVDR 1,290,200 626,446
#Plan B Media PCL - NVDR 1,235,028 159,654
*Platinum Group PCL (The)
- NVDR 1,500 54

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
THAILAND — (Continued)
#Praram 9 Hospital PCL -
NVDR, Class R 315,400 $ 211,665
Precious Shipping PCL
- NVDR 743,300 154,016
Premier Marketing PCL
- NVDR 500 176
#Prima Marine PCL - NVDR,
Class R 876,000 174,739
Pruksa Holding PCL - NVDR 1,200 138
PTG Energy PCL - NVDR 918,900 227,345
PTT Exploration & Production
PCL - NVDR 951,600 3,148,947
#PTT Global Chemical PCL
- NVDR 1,531,500 1,195,929
PTT Oil & Retail Business PCL
- NVDR, Class R 1,880,200 854,769
PTT PCL - NVDR 6,631,200 6,306,151
#Quality Houses PCL - NVDR 6,038,500 246,508
Rajthanee Hospital PCL
- NVDR 38,900 15,519
#Ratch Group PCL - NVDR 695,600 596,966
Regional Container Lines PCL
- NVDR 27,700 22,059
Rojana Industrial Park PCL
- NVDR 568,800 78,807
S Hotels & Resorts PCL
- NVDR 578,600 27,378
#Samart Corp. PCL - NVDR 461,400 85,616
#Sansiri PCL - NVDR 10,090,600 436,890
#Sappe PCL - NVDR 87,400 97,982
SC Asset Corp. PCL - NVDR 1,053,100 55,367
SCB X PCL - NVDR 358,900 1,454,025
SCG Packaging PCL - NVDR 605,300 340,698
SCGJWD Logistics PCL
- NVDR 225,600 57,909
Sena Development PCL
- NVDR 1,000 58
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 130,038 13,834
#Siam Cement PCL (The)
- NVDR 554,800 3,500,207
#Siam Global House PCL
- NVDR 1,219,788 260,292
Siam Wellness Group PCL
- NVDR 571,050 51,568
Siamgas & Petrochemicals
PCL - NVDR 76,300 15,102
Singha Estate PCL - NVDR 5,400 92
SiS Distribution Thailand PCL
- NVDR 101,500 58,072
SISB PCL - NVDR, Class R 363,200 132,542
Sri Trang Agro-Industry PCL
- NVDR 841,500 309,691
#Sri Trang Gloves Thailand
PCL - NVDR 570,900 118,294
Srinanaporn Marketing PCL -
NVDR, Class R 245,900 59,697
#Star Petroleum Refining PCL
- NVDR 1,407,800 208,982
*STP&I PCL 589,700 66,019
Shares Value †
THAILAND — (Continued)
#Supalai PCL - NVDR 901,400 $ 476,695
#Susco PCL - NVDR 389,700 28,684
SVI PCL - NVDR 129,200 24,773
TAC Consumer PCL - NVDR 500 74
Taokaenoi Food & Marketing
PCL - NVDR 335,300 50,603
Tata Steel Thailand PCL
- NVDR 414,500 9,486
Thai Coconut PCL - NVDR,
Class R 503,900 111,424
#Thai Life Insurance PCL
- NVDR 485,100 154,524
Thai Nakarin Hospital PCL
- NVDR 100 101
#Thai Oil PCL - NVDR 972,722 1,075,454
Thai President Foods PCL
- NVDR 100 603
#Thai Union Group PCL
- NVDR 1,248,500 505,809
Thai Vegetable Oil PCL
- NVDR 96,700 72,372
Thai Wah PCL - NVDR 900 70
#Thaicom PCL - NVDR 594,100 175,465
Thaifoods Group PCL - NVDR 877,400 123,191
Thaitheparos PCL - NVDR 100 118
Thonburi Healthcare Group
PCL - NVDR, Class R 143,080 35,621
#Thoresen Thai Agencies PCL
- NVDR 1,120,200 152,432
Tipco Asphalt PCL - NVDR 566,900 243,696
#Tisco Financial Group PCL
- NVDR 130,900 435,186
TKS Technologies PCL
- NVDR 85,340 14,780
#TMBThanachart Bank PCL
- NVDR 16,387,600 937,593
TMT Steel PCL - NVDR, Class
R 400 37
TOA Paint Thailand PCL
- NVDR 333,200 132,930
TPI Polene PCL - NVDR 1,275,500 28,401
TPI Polene Power PCL
- NVDR 4,600 293
TQM Alpha PCL - NVDR,
Class R 105,400 40,093
*True Corp. PCL - NVDR,
Class R, ADR 3,580,572 1,251,290
TTW PCL - NVDR 41,400 11,587
Union Auction PCL - NVDR 124,700 21,982
United Paper PCL - NVDR,
Class R 500 119
Univanich Palm Oil PCL
- NVDR 121,400 44,678
Vanachai Group PCL - NVDR 68,100 4,212
#WHA Corp. PCL - NVDR 5,630,000 567,614
WHA Utilities and Power PCL
- NVDR 401,300 50,636
TOTAL THAILAND 87,804,636

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 234,379 $ 73,857
Agesa Hayat ve Emeklilik A/S 32,256 161,097
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 301,193 205,725
Akbank TAS 3,322,379 4,804,077
Akcansa Cimento A/S 17,196 54,597
*Akenerji Elektrik Uretim A/S 157,192 38,468
*Akfen Yenilenebilir Enerji A/S 69,849 28,622
Aksa Akrilik Kimya Sanayii A/S 738,198 217,697
Aksa Enerji Uretim A/S 127,306 157,438
*Aksigorta A/S 400,945 66,653
#Alarko Holding A/S 129,891 249,293
Albaraka Turk Katilim Bankasi
A/S 1,156,347 226,332
*Alcatel-Lucent Teletas
Telekomunikasyon A/S 2,459 7,252
Alkim Alkali Kimya A/S 137,682 63,524
Anadolu Anonim Turk Sigorta
Sirketi 538,088 296,636
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 1,542,601 533,061
Anadolu Hayat Emeklilik A/S 35,895 88,099
*Anel Elektrik Proje Taahhut
ve Ticaret A/S 27,828 10,920
#Arcelik A/S 42,632 112,137
*ARD Grup Bilisim Teknolojileri
A/S 137,089 94,875
Aselsan Elektronik Sanayi Ve
Ticaret A/S 521,179 2,523,608
#Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 242,028 565,242
*Aydem Yenilenebilir Enerji
A/S 95,492 43,127
Aygaz A/S – 2
*Bagfas Bandirma Gubre
Fabrikalari A/S 75,293 61,706
*Baticim Bati Anadolu Cimento
Sanayii A/S 823,285 85,955
*BatiSoke Soke Cimento
Sanayii TAS 248,516 95,156
Bera Holding A/S 535,518 233,832
*Besler Gida Ve Kimya Sanayi
Ve Ticaret AS 211,075 70,479
*Bien Yapi Urunleri Sanayi
Turizm ve Ticaret A/S 21,651 20,947
#BIM Birlesik Magazalar A/S 237,243 3,041,161
*Biotrend Cevre VE Enerji
Yatirimlari A/S 67,637 37,641
Bogazici Beton Sanayi Ve
Ticaret A/S 92,704 44,668
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 11,324 129,742
Borusan Yatirim ve Pazarlama
A/S 3,627 211,248
Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 8,528 34,418
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 196 412
Shares Value †
TURKEY — (Continued)
Bursa Cimento Fabrikasi A/S 793,244 $ 122,059
*Can2 Termik AS 5,112,021 294,215
Celebi Hava Servisi A/S 400 14,840
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 160,546 43,451
#Cimsa Cimento Sanayi VE
Ticaret A/S 191,060 215,925
#Coca-Cola Icecek A/S 573,484 701,038
*Dardanel Onentas Gida
Sanayi A/S 866,403 53,780
Deva Holding A/S 30,956 52,124
Dogan Sirketler Grubu Holding
A/S 707,222 287,613
Dogu Aras Enerji Yatirimlari
A/S 8,351 11,201
#Dogus Otomotiv Servis ve
Ticaret A/S 93,880 402,556
Ebebek Magazacilik A/S 8,008 10,342
EGE Endustri VE Ticaret A/S 375 72,931
EGE Gubre Sanayii A/S 43,501 110,283
*Emek Elektrik Endustrisi A/S 60,653 77,533
ΩEnerjisa Enerji A/S 171,404 336,304
Enerya Enerji A/S 1,222,727 284,107
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 12,542 58,015
Eregli Demir ve Celik
Fabrikalari TAS 2,258,694 1,476,153
Escar Turizm Tasimacilik
Ticaret A/S 69,705 34,581
Esenboga Elektrik Uretim A/S 710,835 132,031
Europap Tezol Kagit Sanayi
VE Ticaret A/S 97,248 30,760
*Europen Endustri Insaat
Sanayi VE Ticaret AS 1,080,506 227,419
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 63,597 43,348
Ford Otomotiv Sanayi A/S 267,706 631,896
Formet Metal ve Cam Sanayi
A/S 659,082 64,423
*Galata Wind Enerji A/S 125,053 75,898
*GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 35,640 162,317
Gentas Genel Metal Sanayi ve
Ticaret A/S 447,662 97,948
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 37,355 41,932
Global Yatirim Holding A/S 1,275,511 354,311
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 213,060 116,847
*Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 9,900 78,286
Grainturk Tarim A/S 15,165 165,814
#*Gubre Fabrikalari TAS 66,898 503,552
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 2,538 20,598
#*Hektas Ticaret TAS 187,966 15,959
*Hitit Bilgisayar Hizmetleri AS 64,729 73,861

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (Continued)
*HUN Yenilenebilir Enerji
Uretim A/S 545,184 $ 49,141
*Ihlas Holding A/S 1,320,787 100,203
*Imas Makina Sanayi A/S 431,537 54,907
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 472,537 94,063
*Info Yatirim AS 844,397 105,631
Is Yatirim Menkul Degerler A/S 425,335 444,678
*Isiklar Enerji ve Yapi Holding
A/S 374,842 304,347
*Izmir Demir Celik Sanayi AS 565,982 86,012
*Izmir Firca Sanayi ve Ticaret
A/S 46,724 166,682
Jantsa Jant Sanayi Ve Ticaret
A/S 92,120 46,577
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 132,439 108,792
#Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 894,138 583,081
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A 32,842 22,448
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 185,791 47,809
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 1,983,267 147,633
Kayseri Seker Fabrikasi A/S 256,520 110,545
Kervan Gida Sanayi Ve Ticaret
A/S 207,115 12,659
KOC Holding A/S 428,479 1,748,655
Kocaer Celik Sanayi Ve
Ticaret A/S 301,361 98,978
#Kontrolmatik Enerji Ve
Muhendislik A/S 38,740 29,022
*Konya Cimento Sanayii AS 20 2,445
Kordsa Teknik Tekstil A/S 5,100 6,792
*Koza Polyester Sanayi VE
Ticaret A/S 119,567 19,678
LDR Turizm A/S 177,135 268,139
Logo Yazilim Sanayi Ve
Ticaret A/S 42,143 167,679
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 227,347 90,944
*Loras Holding A.S 716,331 103,069
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 360,768 253,795
*Marmara Holding AS 186,246 13,332
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S 556,808 533,664
*Mega Metal Sanayi VE
Ticaret A/S 69,102 65,178
#*MIA Teknoloji A/S 185,994 165,081
#Migros Ticaret A/S 55,202 595,373
Ω*MLP Saglik Hizmetleri A/S,
Class A 75,889 606,423
Naturel Yenilenebilir Enerji
Ticaret A/S 269,805 59,033
Naturelgaz Sanayi ve Ticaret
A/S 304,777 81,181
Shares Value †
TURKEY — (Continued)
*NET Holding A/S, Class F 49,110 $ 58,211
Nuh Cimento Sanayi A/S 22,807 132,347
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 1,004,326 140,924
*Orge Enerji Elektrik Taahhut
A/S 49,840 81,965
Osmanli Yatirim Menkul
Degerler A/S 90,992 23,003
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 12,055 131,738
Oyak Cimento Fabrikalari A/S 687,473 347,597
*Parsan Makina Parcalari
Sanayii AS 5,032 11,166
*Pasifik Eurasia Lojistik Dis
Ticaret A/S 61,738 195,282
#*Pegasus Hava Tasimaciligi
A/S 233,049 1,163,923
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 1,110,003 316,784
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 161,596 59,185
#*Petkim Petrokimya Holding
A/S, Class H 841,568 343,650
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 42,803 26,874
Polisan Holding A/S 46,835 19,537
*Qua Granite Hayal 865,016 179,801
*Ral Yatirim Holding A/S 84,000 395,952
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 116,317 41,301
*Ruzy Madencilik Ve Enerji 65,993 24,703
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 261,641 95,204
#*Sasa Polyester Sanayi A/S,
Class A 6,949,482 507,397
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
A/S 41,577 53,395
*SDT Uzay VE Savunma
Teknolojileri AS 9,203 41,695
Sekerbank Turk A/S 1,485,343 282,954
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 60,683 112,280
Sok Marketler Ticaret A/S 143,214 150,749
SUN Tekstil Sanayi Ve Ticaret
A/S 56,436 53,741
Suwen Tekstil Sanayi
Pazarlama A/S 285,829 80,077
TAB Gida Sanayi Ve Ticaret
A/S 38,322 216,638
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 70,149 38,638
*Tatlipinar Enerji Uretim A/S 70,121 132,578
*TAV Havalimanlari Holding
A/S, Class A 140,628 886,288
*Tek Art Insaat Ticaret Turizm
Sanayi ve Yatirimlar A/S 127,811 58,270
*Tekfen Holding A/S 95,970 192,179

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (Continued)
*Teknosa Ic Ve Dis Ticaret A/S 1 $ –
*Tera Yatirim Menkul Degerler
A/S 59,559 306,666
Tofas Turk Otomobil Fabrikasi
A/S 53,919 338,855
*Tukas Gida Sanayi ve Ticaret
A/S 2,210,011 150,320
*Tumosan Motor ve Traktor
Sanayi A/S 35,553 92,671
Turcas Holding A/S 99,390 89,728
#Turk Altin Isletmeleri A/S 565,803 361,703
#Turk Hava Yollari AO 356,556 2,471,858
*Turk Ilac VE Serum Sanayi
A/S 73,262 36,938
*Turk Telekomunikasyon A/S 533,387 646,949
Turk Traktor ve Ziraat
Makineleri A/S 10,363 134,809
Turkcell Iletisim Hizmetleri A/S 1,074,841 2,548,570
#Turkiye Garanti Bankasi A/S 338,772 1,084,451
#Turkiye Is Bankasi A/S 5,698,396 1,714,353
Turkiye Petrol Rafinerileri A/S 540,845 2,541,660
Turkiye Sigorta A/S 1,711,727 502,758
#Turkiye Sise ve Cam
Fabrikalari A/S 879,659 769,455
#*Turkiye Vakiflar Bankasi
TAO 1,424,024 828,383
#Ulker Biskuvi Sanayi A/S 203,771 523,872
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Usak Seramik Sanayii AS 940,238 77,593
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 224,490 46,929
#*Vestel Elektronik Sanayi ve
Ticaret A/S 76,260 60,431
Yapi ve Kredi Bankasi A/S 2,301,008 1,838,716
Yatas Yatak ve Yorgan Sanayi
ve Ticaret A/S 120,137 107,143
Yayla Agro Gida Sanayi VE
Nakliyat A/S 242,610 63,469
YEO Teknoloji Enerji VE
Endustri A/S 108,561 88,609
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 465,339 256,088
*Zorlu Enerji Elektrik Uretim
A/S, Class H 164,760 13,127
TOTAL TURKEY 53,871,754
UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank
PJSC 2,159,855 8,479,590
Abu Dhabi Islamic Bank PJSC 1,116,107 6,417,779
Abu Dhabi National Hotels 3,230,273 392,246
Abu Dhabi National Oil Co. for
Distribution PJSC 2,145,984 2,097,519
*Abu Dhabi Ports Co. PJSC 187,540 233,854
Abu Dhabi Ship Building Co.
PJSC 50,595 99,180
ADNOC Drilling Co. PJSC 1,949,464 2,961,655
ADNOC Logistics & Services 838,022 1,309,641
Agility Global PLC 913,381 271,059
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Agthia Group PJSC 151,889 $ 160,038
Air Arabia PJSC 2,202,469 2,338,619
Ajman Bank PJSC 1,115,780 443,523
Aldar Properties PJSC 2,461,522 6,031,582
Alpha Dhabi Holding PJSC 465,159 1,268,978
Amanat Holdings PJSC 777,699 243,497
Americana Restaurants
International PLC - Foreign Co. 913,158 519,610
*Apex Investment Co. PSC 382,641 401,086
*Bank of Sharjah, Class A 92,360 32,438
Burjeel Holdings PLC 540,738 206,110
Dana Gas PJSC 5,519,927 1,244,367
Deyaar Development PJSC 1,174,351 329,322
Dubai Electricity & Water
Authority PJSC 2,234,299 1,691,107
Dubai Financial Market PJSC 1,155,533 484,494
Dubai Investments PJSC 1,357,096 1,226,687
Dubai Islamic Bank PJSC 2,600,769 6,726,829
Emaar Development PJSC 821,995 3,334,574
Emaar Properties PJSC 5,597,879 21,641,972
Emirates Central Cooling
Systems Corp. 616,130 265,042
Emirates Integrated
Telecommunications Co. PJSC 192,478 494,696
Emirates NBD Bank PJSC 1,450,937 11,100,431
Emirates Telecommunications
Group Co. PJSC 1,773,739 9,368,637
*EMSTEEL Building Materials
PJSC 1,001,929 321,887
Fertiglobe PLC 1,075,679 732,163
First Abu Dhabi Bank PJSC 2,379,986 11,300,713
*Ghitha Holding PJSC 29,835 190,888
*Gulf Navigation Holding PJSC 210,205 520,798
*Gulf Pharmaceutical
Industries PSC 283,154 94,823
*Manazel PJSC 878,103 71,722
*Modon Holding PSC 218,404 217,039
NMDC Group PJSC 55,898 364,034
Parkin Co. PJSC 151,866 229,063
*Presight AI Holding PLC 476,656 468,487
RAK Properties PJSC 1,503,837 577,304
Ras Al Khaimah Ceramics
PJSC 89,781 62,821
Salik Co. PJSC 1,346,957 2,193,006
Sharjah Islamic Bank 924,076 742,189
*SHUAA CAPITAL PSC, Class
A 1,050,717 60,933
Taaleem Holdings PJSC 15,013 17,740
TECOM Group PJSC 99,264 88,104
*Union Properties PJSC 1,982,958 435,145
TOTAL UNITED ARAB
EMIRATES 110,505,021
TOTAL COMMON STOCKS 7,153,386,192
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 0.260% 109,295 214,728

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
Banco do Estado do Rio
Grande do Sul SA, Class B
0.630% 624,411 $ 1,593,160
Banco Pine SA 0.150% 29,407 51,277
Centrais Eletricas Brasileiras
SA 6.510% 52,900 583,407
Cia Energetica de Minas
Gerais 5.810% 1,361,488 2,867,009
Cia Paranaense de Energia -
Copel 3.150% 862,493 2,229,446
Energisa S/A 6.170% 349 609
Gerdau SA 3.380% 870,076 3,060,126
Itau Unibanco Holding SA
2.880% 1,827,321 13,383,014
Marcopolo SA 4.840% 676,880 991,724
Petroleo Brasileiro SA -
Petrobras 4.230% 3,248,000 17,943,419
Randoncorp SA 0.780% 128,600 144,477
Taurus Armas SA 3.640% 45,958 43,183
Track & Field Co. SA 0.150% 30,300 101,897
Unipar Carbocloro SA
10.430% 11,488 151,463
TOTAL BRAZIL 43,358,939
CHILE — (0.0%)
Embotelladora Andina SA
4.560% 149,893 674,878
TOTAL CHILE 674,878
COLOMBIA — (0.0%)
Grupo Argos SA 5.590% 8,774 27,454
Grupo Aval Acciones y Valores
SA 3.140% 119,764 24,104
Shares Value †
COLOMBIA — (Continued)
Grupo Cibest SA 6.930% 21,777 $ 317,579
Grupo de Inversiones
Suramericana SA 3.610% 12,129 128,497
TOTAL COLOMBIA 497,634
TOTAL PREFERRED
STOCKS 44,531,451
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 11/17/2025 743 149
*Oncoclinicas do Brasil
Servicos Medicos SA
11/07/2025 173,190 965
TOTAL BRAZIL 1,114
KOREA, REPUBLIC OF — (0.0%)
*KBI Dong Yang Steel RTS
12/04/2025 6,838 2,529
*Robotis Co., Ltd. 12/11/2025 300 23,941
TOTAL KOREA, REPUBLIC
OF 26,470
THAILAND — (0.0%)
*Better World Green PCL
05/28/2027 441,633 –
TOTAL THAILAND –
TOTAL RIGHTS/WARRANTS 27,584
TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $5,136,447,227) 7,197,945,227
SECURITIES LENDING COLLATERAL — (1.1%)
@§The DFA Short Term
Investment Fund 6,967,747 80,595,925
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,217,043,152) $ 7,278,541,152
As of October 31, 2025 , Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 34 12/19/25 $ 11,488,928 $ 11,685,800 $ 196,872
Total Futures Contracts ..............
$11,488,928 $11,685,800 $196,872
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $384,415,024 which represented 5.4% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):

Dimensional Emerging Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 212,858,058 $ 1,393 $ — $ 212,859,451
Chile ................................ 27,968,866 — — 27,968,866
China ............................... 1,979,418,527 282,682 93,650 1,979,794,859
Colombia ............................ 6,968,211 — — 6,968,211
Czechia ............................. 7,932,949 — — 7,932,949
Egypt ............................... 2,656,803 — — 2,656,803
France .............................. 608,599 — — 608,599
Greece .............................. 38,563,072 — — 38,563,072
Hong Kong ........................... 72,458 — — 72,458
Hungary ............................. 13,082,731 — — 13,082,731
India ................................ 1,194,616,773 5,103,559 — 1,199,720,332
Indonesia ............................ 94,234,538 — 22,954 94,257,492
Korea, Republic of ..................... 919,501,313 7,162,514 107,447 926,771,274
Kuwait .............................. 50,201,715 61,076 145,865 50,408,656
Malaysia ............................. 91,672,417 10 — 91,672,427
Mexico .............................. 119,164,743 — — 119,164,743
Peru ................................ 7,399,604 — — 7,399,604
Philippines ........................... 26,418,694 — 147 26,418,841
Poland .............................. 75,678,846 — — 75,678,846
Qatar ............................... 42,624,611 — — 42,624,611
Russian Federation .................... — — — —
Saudi Arabia .......................... 225,109,100 — — 225,109,100
South Africa .......................... 219,173,549 — — 219,173,549
Taiwan .............................. 1,532,193,418 103,055 834 1,532,297,307
Thailand ............................. 87,804,636 — — 87,804,636
Turkey .............................. 53,871,754 — — 53,871,754
United Arab Emirates ................... 110,505,021 — — 110,505,021
Preferred Stocks
Brazil ............................... 43,358,939 — — 43,358,939
Chile ................................ 674,878 — — 674,878
Colombia ............................ 497,634 — — 497,634
Rights/Warrants
Brazil ............................... 1,114 — — 1,114
Korea, Republic of ..................... — 26,470 — 26,470
Thailand ............................. — — — —
Securities Lending Collateral ............... — 80,595,925 — 80,595,925
Total Investments ........................ $7,184,833,571 $93,336,684 $370,897> $7,278,541,152
Financial Instruments
Assets
Futures Contracts** ...................... 196,872 — — 196,872
Total Other Financial Instruments ........... $196,872 $– $– $196,872
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (97.3%)
BRAZIL — (1.8%)
Ambev SA, Sponsored ADR 2,700 $ 6,237
BB Seguridade Participacoes
SA 75,001 457,514
*JBS NV 29,246 388,252
Klabin SA 128,109 429,159
Localiza Rent a Car SA 2,300 16,845
MBRF Global Foods Co. SA 1,600 5,310
#MBRF Global Foods Co. SA,
ADR 13,451 43,581
Motiva Infraestrutura de
Mobilidade SA 2,400 7,077
Petroleo Brasileiro SA
- Petrobras 256,861 1,502,965
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 31,705 350,340
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 15,758 183,423
Porto Seguro SA 1,100 9,815
Raia Drogasil SA 139,135 516,736
Suzano SA 14,563 132,212
#Suzano SA, Class A,
Sponsored ADR 59,624 538,405
TIM SA 11,200 50,518
TIM SA, ADR 12,843 290,124
Ultrapar Participacoes SA,
Sponsored ADR 1,800 7,128
Vale SA, Class A, Sponsored
ADR 9,111 110,152
Vibra Energia SA 108,761 480,676
WEG SA 21,200 165,737
TOTAL BRAZIL 5,692,206
CHILE — (0.5%)
Banco de Chile 1,533,677 269,258
Banco de Chile, Sponsored
ADR 9,290 324,314
Banco Santander Chile 185,642 13,432
Banco Santander Chile,
Sponsored ADR 12,085 346,840
Embotelladora Andina SA,
Sponsored ADR 102 2,760
#Latam Airlines Group SA,
ADR 8,691 391,008
Latam Airlines Group SA,
Class H 1,130,136 25,766
#*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 1,462 71,623
TOTAL CHILE 1,445,001
CHINA — (28.0%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 9,200 26,829
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 9,000 25,260
Shares Value †
CHINA — (Continued)
Aier Eye Hospital Group Co.,
Ltd., Class A 60,116 $ 103,397
*Air China, Ltd., Class H 340,000 249,788
Aluminum Corp. of China, Ltd.,
Class H 748,000 950,856
Angel Yeast Co., Ltd., Class A 2,800 15,261
Anhui Anke Biotechnology
Group Co., Ltd., Class A 16,400 25,122
Anhui Gujing Distillery Co.,
Ltd., Class A 2,100 47,471
Anhui Kouzi Distillery Co., Ltd.,
Class A 8,900 40,512
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,600 45,223
Anker Innovations Technology
Co., Ltd., Class A 1,800 29,544
ANTA Sports Products, Ltd. 206,800 2,155,220
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,100 32,947
APT Medical, Inc., Class A 1,267 49,099
Autel Intelligent Technology
Corp., Ltd., Class A 1,904 10,290
Avary Holding Shenzhen Co.,
Ltd., Class A 300 2,214
Bank of Chengdu Co., Ltd.,
Class A 9,000 21,242
*Baoding Tianwei Baobian
Electric Co., Ltd. 5,800 6,898
*Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 18,200 8,152
Beijing Dahao Technology
Corp., Ltd., Class A 2,700 7,256
Beijing Enlight Media Co., Ltd.,
Class A 1,000 2,366
Beijing Jetsen Technology Co.,
Ltd., Class A 45,300 42,296
Beijing Ultrapower Software
Co., Ltd., Class A 13,000 22,195
Beijing United Information
Technology Co., Ltd., Class A 11,100 44,261
Bethel Automotive Safety
Systems Co., Ltd., Class A 2,800 19,708
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 4,900 10,994
Bluestar Adisseo Co., Class A 1,300 1,718
BOE Technology Group Co.,
Ltd., Class A 38,500 21,947
*Bohai Leasing Co., Ltd.,
Class A 78,300 39,248
BTG Hotels Group Co., Ltd.,
Class A 14,800 30,193
BYD Co., Ltd. 214,500 2,776,395
BYD Electronic International
Co., Ltd. 65,000 305,589

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Cheng De Lolo Co., Ltd.,
Class A 500 $ 648
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,800 87,000
China Coal Energy Co., Ltd.,
Class H 114,000 160,611
China Coal Xinji Energy Co.,
Ltd., Class A 42,700 43,406
#*China Eastern Airlines Corp.,
Ltd., Class H 308,000 158,117
China Hongqiao Group, Ltd. 565,500 2,147,855
*China Kings Resources
Group Co., Ltd., Class A 9,233 23,827
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 12,700 14,729
China National Nuclear Power
Co., Ltd., Class A 45,400 57,242
China Resources Beer
Holdings Co., Ltd. 164,500 562,994
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 10,200 27,583
ΩChina Resources Mixc
Lifestyle Services, Ltd. 136,600 713,915
China Shenhua Energy Co.,
Ltd., Class H 117,500 611,674
#*China Southern Airlines Co.,
Ltd., Class H 368,000 221,590
ΩChina Tower Corp., Ltd.,
Class H 896,000 1,294,625
China Tungsten And Hightech
Materials Co., Ltd., Class A 1,400 4,602
Chongqing Brewery Co., Ltd.,
Class A 5,500 41,469
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 19,380 26,911
*Chongqing Taiji Industry
Group Co., Ltd. 4,400 12,973
Chow Tai Fook Jewellery
Group, Ltd. 372,800 730,040
Chow Tai Seng Jewellery Co.,
Ltd., Class A 200 389
CMOC Group, Ltd., Class H 696,000 1,506,230
CNOOC Energy Technology &
Services, Ltd., Class A 31,200 17,084
COFCO Sugar Holding Co.,
Ltd., Class A 29,500 64,739
Contemporary Amperex
Technology Co., Ltd., Class A 27,448 1,498,257
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 19,400 19,830
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 15,528 39,854
Deppon Logistics Co., Ltd.,
Class A 11,600 24,284
ENN Natural Gas Co., Ltd.,
Class A 7,100 19,459
Shares Value †
CHINA — (Continued)
Eoptolink Technology, Inc.,
Ltd., Class A 5,040 $ 243,648
Fibocom Wireless, Inc., Class
A 4,000 15,338
Focus Media Information
Technology Co., Ltd., Class A 89,100 96,953
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 6,572 35,166
Foxconn Industrial Internet
Co., Ltd., Class A 4,500 45,491
*Fujian Sunner Development
Co., Ltd., Class A 4,200 9,978
Fulin Precision Co., Ltd., Class
A 400 1,098
ΩFuyao Glass Industry Group
Co., Ltd., Class H 114,000 1,017,202
*G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 66,409
ΩGiant Biogene Holding Co.,
Ltd. 10,600 50,735
Goneo Group Co., Ltd., Class
A 4,678 28,683
Great Wall Motor Co., Ltd. 384,500 748,499
Gree Electric Appliances, Inc.
of Zhuhai, Class A 21,900 122,226
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 13,800 7,421
Guangdong Haid Group Co.,
Ltd., Class A 9,200 75,424
Guangdong Hongda Holdings
Group Co., Ltd., Class A 800 4,509
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 21,300 34,721
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 6,600 10,091
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 8,500 18,057
Guanghui Energy Co., Ltd.,
Class A 55,100 40,770
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 5,100 22,986
Guizhou Chanhen Chemical
Corp., Class A 1,100 5,274
H World Group, Ltd. 112,600 438,393
Ω#Haidilao International
Holding, Ltd. 21,000 34,585
Haier Smart Home Co., Ltd.,
Class H 23,200 75,341
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 47,939
Hainan Strait Shipping Co.,
Ltd., Class A 30,300 57,475
*Hangcha Group Co., Ltd.,
Class A 9,100 36,708
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 5,900 22,905

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 5,700 $ 13,525
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 5,300 20,933
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 29,671
Henan Lingrui Pharmaceutical
Co., Class A 5,500 17,514
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 91,319
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 21,800 78,786
Henan Yuguang Gold & Lead
Co., Ltd., Class A 700 1,202
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 18,000 53,503
Hengli Petrochemical Co., Ltd.,
Class A 51,200 129,038
Hithink RoyalFlush Information
Network Co., Ltd., Class A 4,300 219,315
HLA Group Corp., Ltd., Class
A 45,000 39,110
Hongfa Technology Co., Ltd.,
Class A 1,960 8,385
Huadong Medicine Co., Ltd.,
Class A 4,400 25,687
*Huaming Power Equipment
Co., Ltd., Class A 5,700 20,888
*Huatu Cendes Co., Ltd. 560 5,279
Hubei Yihua Chemical Industry
Co., Ltd., Class A 6,000 11,693
Huizhou Desay Sv Automotive
Co., Ltd., Class A 2,400 39,924
Hunan Gold Corp., Ltd., Class
A 3,560 10,867
Hunan Jiudian Pharmaceutical
Co., Ltd. 2,600 6,056
*Hytera Communications
Corp., Ltd., Class A 300 484
Imeik Technology
Development Co., Ltd., Class
A 2,000 44,955
Inner Mongolia Berun
Chemical Co., Ltd., Class A 51,600 48,976
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 62,091
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 22,200 95,286
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 17,300 66,579
*IRICO Display Devices Co.,
Ltd. 800 658
*JA Solar Technology Co.,
Ltd., Class A 9,300 18,385
Jafron Biomedical Co., Ltd.,
Class A 7,100 20,326
Shares Value †
CHINA — (Continued)
Jason Furniture Hangzhou
Co., Ltd., Class A 11,500 $ 49,748
JCHX Mining Management
Co., Ltd., Class A 8,600 78,909
Jiangling Motors Corp., Ltd.,
Class A 10,000 28,165
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 1,100 5,475
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 200 810
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 11,200 61,046
Jiangsu Lihua Foods Group
Co., Ltd. 800 2,351
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 1,800 9,990
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 39,403
Jiangsu Shemar Electric Co.,
Ltd. 400 2,176
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 1,154
Jiangsu Xinquan Automotive
Trim Co., Ltd. 6,500 70,327
Jiangzhong Pharmaceutical
Co., Ltd., Class A 5,400 16,210
Jiayou International Logistics
Co., Ltd., Class A 15,092 29,793
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 94,056
Jingjin Equipment, Inc., Class
A 7,600 16,273
Juneyao Airlines Co., Ltd.,
Class A 26,200 47,638
KingClean Electric Co., Ltd.,
Class A 11,800 42,414
Kingnet Network Co., Ltd.,
Class A 23,800 79,598
ΩKuaishou Technology, Class
W 492,600 4,585,524
Kunshan Huguang Auto
Harness Co., Ltd. 2,100 9,415
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,400 12,050
Kweichow Moutai Co., Ltd.,
Class A 5,400 1,084,215
Lao Feng Xiang Co., Ltd.,
Class A 4,800 32,484
Laobaixing Pharmacy Chain
JSC, Class A 7,920 18,459
LB Group Co., Ltd., Class A 20,700 53,507
Lenovo Group, Ltd. 1,492,000 2,180,736
Luxi Chemical Group Co., Ltd.,
Class A 8,500 16,088
Luxshare Precision Industry
Co., Ltd., Class A 44,700 395,395
Luzhou Laojiao Co., Ltd.,
Class A 8,500 160,566
Mango Excellent Media Co.,
Ltd., Class A 12,200 50,326

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Meihua Holdings Group Co.,
Ltd., Class A 35,500 $ 55,675
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 34,500 27,272
Ω*Meituan, Class W 437,500 5,741,618
Midea Group Co., Ltd., Class A 23,000 246,720
MINISO Group Holding, Ltd. 2,400 12,722
Muyuan Foods Co., Ltd., Class
A 31,700 223,877
*Nanjing Tanker Corp., Class
A 74,300 34,113
NAURA Technology Group
Co., Ltd., Class A 1,755 100,302
NBTM New Materials Group
Co., Ltd., Class A 2,100 8,869
NetEase, Inc., Class H 28,700 801,305
NetEase, Inc., Sponsored ADR 11,189 1,567,579
New China Life Insurance Co.,
Ltd., Class H 183,300 1,157,977
*New Hope Dairy Co., Ltd.,
Class A 2,900 7,093
Neway Valve Suzhou Co.,
Ltd., Class A 7,800 57,496
Ningbo Boway Alloy Material
Co., Ltd. 13,000 39,919
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 2,200 6,397
Ningbo Huaxiang Electronic
Co., Ltd., Class A 500 2,327
Ningbo Joyson Electronic
Corp., Class A 20,900 93,609
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 10,100 31,779
Ningbo Tuopu Group Co., Ltd.,
Class A 4,400 45,580
Ningxia Baofeng Energy Group
Co., Ltd., Class A 43,200 111,848
ΩNongfu Spring Co., Ltd.,
Class H 242,600 1,610,633
North Copper Co., Ltd., Class
A 15,400 33,990
*Offcn Education Technology
Co., Ltd., Class A 26,800 10,235
*OFILM Group Co., Ltd., Class
A 35,000 60,592
*PDD Holdings, Inc.,
Sponsored ADR 52,623 7,097,264
PetroChina Co., Ltd., Class H 1,926,000 1,987,406
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 37,100 44,277
POCO Holding Co., Ltd., Class
A 400 4,401
ΩPop Mart International
Group, Ltd. 45,800 1,305,844
Qingdao TGOOD Electric Co.,
Ltd., Class A 1,000 4,079
Quectel Wireless Solutions
Co., Ltd., Class A 1,200 15,976
Range Intelligent Computing
Technology Group Co., Ltd. 3,800 26,960
Shares Value †
CHINA — (Continued)
Rockchip Electronics Co., Ltd.,
Class A 400 $ 10,191
Rongsheng Petrochemical
Co., Ltd., Class A 44,500 63,667
Sailun Group Co., Ltd., Class
A 20,700 44,613
Satellite Chemical Co., Ltd.,
Class A 24,570 61,785
Seres Group Co., Ltd., Class A 4,300 93,695
SF Holding Co., Ltd., Class A 39,800 225,369
Shaanxi Coal Industry Co.,
Ltd., Class A 62,900 200,475
ΩShandong Gold Mining Co.,
Ltd., Class H 81,250 341,843
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,600 43,234
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 7,200 25,950
Shandong Sun Paper Industry
JSC, Ltd., Class A 16,500 32,943
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,982 75,231
*Shanghai AtHub Co., Ltd.,
Class A 3,740 17,418
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 12,400 43,839
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 5,960 6,385
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 300 1,030
Shanghai Huafon Aluminium
Corp., Class A 10,800 26,673
Shanghai M&G Stationery,
Inc., Class A 11,700 45,980
Shanghai Zhonggu Logistics
Co., Ltd., Class A 13,500 20,964
Shanjin International Gold Co.,
Ltd., Class A 10,200 31,063
Shannon Semiconductor
Technology Co., Ltd. 1,400 26,049
Shantui Construction
Machinery Co., Ltd., Class A 5,700 9,260
Shanxi Coal International
Energy Group Co., Ltd., Class
A 25,700 39,837
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 8,600 8,126
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 5,800 155,134
Sharetronic Data Technology
Co., Ltd. 1,540 35,158
Shengyi Technology Co., Ltd.,
Class A 100 903
Shennan Circuits Co., Ltd.,
Class A 1,790 53,904

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 1,680 $ 18,920
Shenzhen Envicool
Technology Co., Ltd., Class A 3,380 33,248
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 6,500 34,689
Shenzhen Kedali Industry Co.,
Ltd., Class A 1,200 30,336
Shenzhen Kinwong Electronic
Co., Ltd., Class A 5,300 54,025
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 5,100 153,983
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 4,400 37,685
Shenzhen SC New Energy
Technology Corp., Class A 4,100 54,406
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,500 18,767
Shenzhen Transsion Holdings
Co., Ltd., Class A 6,600 70,705
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,500 25,271
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,600 25,289
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 5,045
*Sichuan Hongda Co., Ltd.,
Class A 9,600 14,719
Sichuan Injet Electric Co., Ltd.,
Class A 100 743
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 1,800 8,845
Sichuan Swellfun Co., Ltd.,
Class A 5,500 32,656
Sieyuan Electric Co., Ltd.,
Class A 200 3,688
Sineng Electric Co., Ltd., Class
A 660 2,986
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 2,007 10,956
*Skshu Paint Co., Ltd., Class A 2,580 15,979
Spring Airlines Co., Ltd., Class
A 5,500 41,376
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 17,300 17,465
STO Express Co., Ltd., Class
A 22,900 49,869
Sumec Corp., Ltd., Class A 21,600 34,270
Sungrow Power Supply Co.,
Ltd., Class A 13,360 356,029
Sunresin New Materials Co.,
Ltd., Class A 6,200 48,357
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 4,600 44,242
Shares Value †
CHINA — (Continued)
Suzhou Secote Precision
Electronic Co., Ltd., Class A 1,960 $ 13,190
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 5,460 121,132
Tencent Holdings, Ltd. 214,800 17,383,649
Tianshan Aluminum Group
Co., Ltd., Class A 29,800 55,941
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 1,300 8,475
Tingyi Cayman Islands Holding
Corp. 102,000 139,899
TongFu Microelectronics Co.,
Ltd., Class A 25,200 150,197
Tongling Nonferrous Metals
Group Co., Ltd., Class A 76,100 56,523
*TPV Technology Co., Ltd.,
Class A 20,700 7,557
Unisplendour Corp., Ltd.,
Class A 2,400 9,125
Victory Giant Technology
Huizhou Co., Ltd., Class A 900 37,151
Vipshop Holdings, Ltd.,
Sponsored ADR 23,466 410,420
*Wanda Film Holding Co., Ltd.,
Class A 5,000 7,750
Wanhua Chemical Group Co.,
Ltd., Class A 18,000 158,284
Want Want China Holdings,
Ltd. 496,000 320,362
Weihai Guangwei Composites
Co., Ltd., Class A 2,400 9,701
Wens Foodstuff Group Co.,
Ltd., Class A 22,200 56,573
Western Mining Co., Ltd.,
Class A 38,200 128,562
Willfar Information Technology
Co., Ltd. 1,862 9,644
Wuliangye Yibin Co., Ltd.,
Class A 22,000 367,550
WUS Printed Circuit Kunshan
Co., Ltd., Class A 9,000 89,668
ΩWuXi AppTec Co., Ltd.,
Class H 8,000 111,783
Xiamen Amoytop Biotech Co.,
Ltd. 3,329 34,125
Xiamen Faratronic Co., Ltd.,
Class A 2,100 35,465
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 1,100 4,831
Xiamen Tungsten Co., Ltd.,
Class A 9,200 46,115
Xinfengming Group Co., Ltd.,
Class A 10,100 22,533
Xinxiang Richful Lube Additive
Co., Ltd., Class A 1,600 12,762
Yangling Metron New Material,
Inc., Class A 280 655

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
*Yankershop Food Co., Ltd.,
Class A 2,700 $ 27,810
#Yankuang Energy Group Co.,
Ltd., Class H 537,800 738,314
Yantai China Pet Foods Co.,
Ltd., Class A 100 803
Yealink Network Technology
Corp., Ltd., Class A 6,800 34,371
Yifeng Pharmacy Chain Co.,
Ltd., Class A 17,176 58,891
Yizumi Holdings Co., Ltd.,
Class A 2,100 7,457
Yonfer Agricultural Technology
Co., Ltd., Class A 7,200 15,032
YTO Express Group Co., Ltd.,
Class A 12,500 30,047
Yum China Holdings, Inc. 28,700 1,235,560
Yum China Holdings, Inc. 25,814 1,116,714
YUNDA Holding Group Co.,
Ltd., Class A 32,600 33,322
Yunnan Aluminium Co., Ltd.,
Class A 29,400 94,901
Yunnan Copper Co., Ltd.,
Class A 17,100 43,313
Yunnan Tin Co., Ltd., Class A 11,300 37,586
Yunnan Yuntianhua Co., Ltd.,
Class A 25,000 100,951
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 1,300 32,513
Zhaojin Mining Industry Co.,
Ltd., Class H 5,500 20,564
Zhejiang Cfmoto Power Co.,
Ltd., Class A 600 21,566
Zhejiang China Commodities
City Group Co., Ltd., Class A 6,600 17,079
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,100 23,129
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 15,100 29,236
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 27,700 30,453
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 16,400 44,165
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 10,200 55,853
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 6,400 22,932
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 5,300 13,045
Zhejiang Juhua Co., Ltd.,
Class A 2,200 10,910
Zhejiang NHU Co., Ltd., Class
A 17,700 60,390
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 5,000 35,052
Shares Value †
CHINA — (Continued)
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 1,300 $ 7,964
Zhejiang Supor Co., Ltd.,
Class A 5,300 35,496
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 2,200 5,254
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 15,500 47,095
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 8,700 13,290
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 19,400 28,137
Zhejiang Yinlun Machinery
Co., Ltd., Class A 7,100 38,051
Zhongji Innolight Co., Ltd.,
Class A 5,600 371,913
Zhongjin Gold Corp., Ltd.,
Class A 6,900 21,478
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 1,300 3,824
Zhuzhou Kibing Group Co.,
Ltd., Class A 10,100 10,068
*Zhuzhou Smelter Group Co.,
Ltd., Class A 8,400 18,422
Zijin Mining Group Co., Ltd.,
Class H 1,076,000 4,463,375
ZTO Express Cayman, Inc. 56,400 1,034,796
TOTAL CHINA 86,631,935
COLOMBIA — (0.1%)
Grupo Cibest SA 8,807 142,578
Grupo Cibest SA, ADR 4,525 262,631
TOTAL COLOMBIA 405,209
CZECHIA — (0.2%)
CEZ A/S 6,369 390,549
ΩMoneta Money Bank A/S 2,215 18,782
Philip Morris CR A/S 51 43,536
TOTAL CZECHIA 452,867
GREECE — (0.6%)
Athens International Airport SA 5,886 68,072
Eurobank Ergasias Services
and Holdings SA 456 1,717
Hellenic Telecommunications
Organization SA 12,726 239,567
JUMBO SA 12,519 397,938
*Metlen Energy & Metals PLC 13,028 661,625
Motor Oil Hellas Corinth
Refineries SA 7,399 222,209
OPAP SA 9,935 205,832
Titan SA 2,828 126,973
TOTAL GREECE 1,923,933
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC 23,595 207,853
OTP Bank Nyrt 8,528 814,446

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
HUNGARY — (Continued)
*Richter Gedeon Nyrt 1,555 $ 47,990
TOTAL HUNGARY 1,070,289
INDIA — (15.2%)
3M India, Ltd. 117 38,960
ABB India, Ltd. 1,961 115,312
*Adani Energy Solutions, Ltd. 1,542 17,131
*Adani Power, Ltd. 190,915 339,478
Adani Total Gas, Ltd. 1,697 12,074
Apar Industries, Ltd. 1,356 132,451
APL Apollo Tubes, Ltd. 7,620 153,780
Apollo Hospitals Enterprise,
Ltd., Class A 10,537 911,722
Ashok Leyland, Ltd. 416,162 663,497
Asian Paints, Ltd. 17,062 482,580
Astral, Ltd. 7,175 117,205
Axis Bank, Ltd. 1,953 27,122
Bajaj Auto, Ltd. 1,646 164,885
Balkrishna Industries, Ltd. 198 5,085
Berger Paints India, Ltd. 19,176 117,102
Bharat Electronics, Ltd. 388,039 1,862,579
Bharat Forge, Ltd. 26,390 393,808
Bharti Airtel, Ltd. 173,808 4,022,570
Blue Star, Ltd. 3,335 72,785
Britannia Industries, Ltd. 10,495 690,022
BSE, Ltd. 14,194 396,377
Central Depository Services
India, Ltd. 5,778 103,309
CG Power & Industrial
Solutions, Ltd. 51,852 430,283
Coforge, Ltd. 22,730 455,285
Colgate-Palmolive India, Ltd.,
Class F 12,079 305,202
Coromandel International, Ltd. 554 13,259
CRISIL, Ltd. 1,725 95,784
Cummins India, Ltd. 7,376 360,951
Divi's Laboratories, Ltd. 2,856 216,779
Dixon Technologies India, Ltd. 3,527 615,597
Dr. Reddy's Laboratories, Ltd. 23,077 311,328
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 28,083 373,223
ΩEndurance Technologies,
Ltd. 450 14,390
*FSN E-Commerce Ventures,
Ltd. 1,898 5,301
GE Vernova T&D India, Ltd. 9,156 313,282
GlaxoSmithKline
Pharmaceuticals, Ltd. 3,947 116,430
Havells India, Ltd. 4,724 79,499
HCL Technologies, Ltd. 70,770 1,228,911
ΩHDFC Asset Management
Co., Ltd. 11,137 674,835
Hero MotoCorp, Ltd. 15,946 995,870
Hindalco Industries, Ltd. 80,304 766,980
Hindustan Aeronautics, Ltd. 17,576 926,563
Hindustan Unilever, Ltd. 19,114 530,865
Hitachi Energy India, Ltd. 286 57,277
Indian Bank 7,674 74,232
Shares Value †
INDIA — (Continued)
Indian Railway Catering &
Tourism Corp., Ltd. 21,212 $ 171,734
*Indus Towers, Ltd. 189,357 775,591
Infosys, Ltd. 180,903 3,020,714
#Infosys, Ltd., Sponsored ADR 58,952 976,835
ΩInterGlobe Aviation, Ltd. 18,454 1,169,340
*ITC Hotels, Ltd. 8,862 21,651
ITC, Ltd. 215,264 1,019,319
Jindal Stainless, Ltd. 15,022 127,542
Jindal Steel, Ltd. 51,961 624,436
JK Cement, Ltd. 1,805 126,350
JSW Steel, Ltd. 37,736 512,662
Jubilant Foodworks, Ltd. 36,007 242,497
KEI Industries, Ltd. 1,060 48,145
KPIT Technologies, Ltd. 2,993 39,336
ΩL&T Technology Services,
Ltd. 2,503 116,134
Lloyds Metals & Energy, Ltd. 9,736 143,104
ΩLTIMindtree, Ltd. 7,660 490,511
Lupin, Ltd. 9,270 205,040
Mahindra & Mahindra, Ltd. 31,390 1,233,093
Mankind Pharma, Ltd. 5,510 147,974
Marico, Ltd. 49,269 399,580
Mazagon Dock Shipbuilders,
Ltd. 6,192 190,354
Mphasis, Ltd. 7,108 221,348
Multi Commodity Exchange of
India, Ltd. 177 18,430
Narayana Hrudayalaya, Ltd. 6,584 130,343
National Aluminium Co., Ltd. 50,952 134,389
Nestle India, Ltd. 53,492 766,244
ΩNippon Life India Asset
Management, Ltd. 19,134 188,557
NMDC, Ltd. 207,426 177,094
Oracle Financial Services
Software, Ltd. 2,591 248,530
Page Industries, Ltd. 583 270,579
Persistent Systems, Ltd. 12,489 832,391
Petronet LNG, Ltd. 65,094 206,235
Pidilite Industries, Ltd. 25,606 416,694
Polycab India, Ltd. 4,184 363,108
Prestige Estates Projects, Ltd. 326 6,407
Procter & Gamble Hygiene &
Health Care, Ltd. 394 59,257
Samvardhana Motherson
International, Ltd. 310,276 368,362
Schaeffler India, Ltd. 2,794 126,570
Solar Industries India, Ltd. 2,640 412,723
Steel Authority of India, Ltd. 26,142 40,301
Supreme Industries, Ltd. 1,779 76,403
*Suzlon Energy, Ltd. 527,345 352,271
Tata Communications, Ltd. 10,179 215,044
Tata Consultancy Services,
Ltd. 55,988 1,928,680
Tata Motors Passenger
Vehicles, Ltd. 178,636 825,051
Tata Steel, Ltd. 54,911 113,099
Tech Mahindra, Ltd. 21,632 347,101
Titan Co., Ltd. 24,284 1,024,936

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
INDIA — (Continued)
*TML Commercial Vehicles,
Ltd. 178,636 $ 524,712
Torrent Pharmaceuticals, Ltd. 12,721 510,165
Trent, Ltd. 16,683 882,211
Tube Investments of India, Ltd. 8,411 286,427
TVS Motor Co. 100,172 11,284
TVS Motor Co., Ltd. 25,043 989,829
United Spirits, Ltd. 21,519 346,985
UNO Minda, Ltd. 7,072 98,403
Varun Beverages, Ltd. 122,953 650,491
Vedanta, Ltd. 197,863 1,100,078
Zydus Lifesciences, Ltd. 750 8,233
TOTAL INDIA 46,882,867
INDONESIA — (1.4%)
Alamtri Minerals Indonesia
TBK PT 555,500 46,598
*Amman Mineral Internasional
PT 390,600 166,763
Aneka Tambang TBK 1,096,600 204,417
Bank Central Asia TBK PT 2,998,700 1,537,217
Bank Mandiri Persero TBK PT 1,437,500 407,997
Barito Renewables Energy
TBK PT 679,600 354,512
*Dian Swastatika Sentosa
TBK PT 47,200 240,044
Golden Energy Mines TBK PT 1,600 871
*Impack Pratama Industri TBK
PT 467,000 66,273
Indofood CBP Sukses Makmur
TBK PT 7,600 3,976
Petrindo Jaya Kreasi TBK PT,
Class H 1,982,200 239,580
Petrosea TBK PT 260,900 106,682
Sarana Menara Nusantara
TBK PT 760,000 24,907
Sumber Alfaria Trijaya TBK PT 2,207,600 266,823
Tower Bersama Infrastructure
TBK PT 309,000 44,222
Unilever Indonesia TBK PT 1,030,400 159,858
United Tractors TBK PT 248,400 401,802
XLSMART Telecom Sejahtera
TBK PT 598,900 93,995
TOTAL INDONESIA 4,366,537
KOREA, REPUBLIC OF — (13.2%)
*Alteogen, Inc., Class A 55 18,858
Caregen Co., Ltd. 22 1,002
Celltrion, Inc. 236 29,087
Cheil Worldwide, Inc. 8,739 124,821
CJ CheilJedang Corp. 986 158,826
CJ Corp. 1,853 222,009
CJ Logistics Corp. 528 30,537
Classys, Inc. 2,478 85,745
Cosmax, Inc. 707 101,479
#Coway Co., Ltd. 7,185 449,835
CS Wind Corp. 1,048 32,108
Daewoong Pharmaceutical
Co., Ltd. 22 2,153
#DB Insurance Co., Ltd. 6,336 563,892
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Doosan Bobcat, Inc. 1,403 $ 59,379
Doosan Co., Ltd. 34 22,647
*Doosan Enerbility Co., Ltd. 7,611 473,834
Douzone Bizon Co., Ltd. 1,025 64,101
F&F Co., Ltd. 913 39,282
GS Holdings Corp. 6,868 231,143
*GS P&L Co., Ltd. 621 16,715
Hana Financial Group, Inc. 3,918 235,121
Hankook Tire & Technology
Co., Ltd. 1,229 39,982
Hanmi Pharm Co., Ltd. 592 176,592
#Hanmi Semiconductor Co.,
Ltd. 4,458 449,633
Hanwha Aerospace Co., Ltd. 1,850 1,271,205
*Hanwha Engine 2,870 99,511
*Hanwha Vision Co., Ltd. 1,867 66,044
HD Hyundai Electric Co., Ltd. 2,359 1,440,484
HD Hyundai Heavy Industries
Co., Ltd. 861 362,590
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 51 16,967
HPSP Co., Ltd. 3,905 94,833
*Hugel, Inc., Class A 566 104,083
Hyosung Heavy Industries
Corp. 434 650,353
Hyundai Autoever Corp. 577 82,414
Hyundai Elevator Co., Ltd. 425 22,581
Hyundai Glovis Co., Ltd. 5,343 708,025
Hyundai Rotem Co., Ltd. 7,260 1,174,543
IsuPetasys Co., Ltd. 5,579 446,007
JB Financial Group Co., Ltd. 10,866 171,217
Jusung Engineering Co., Ltd. 538 11,593
#JYP Entertainment Corp. 2,721 154,503
KB Financial Group, Inc. 1,032 84,458
KEPCO Plant Service &
Engineering Co., Ltd. 2,553 90,849
KIWOOM Securities Co., Ltd. 1,825 380,435
Korea Aerospace Industries,
Ltd. 6,123 444,371
Korean Air Lines Co., Ltd. 24,990 388,509
*Krafton, Inc. 2,854 552,872
LEENO Industrial, Inc. 4,137 167,541
*LG Display Co., Ltd. 40,284 415,634
LG Electronics, Inc. 16,349 1,005,210
LG Innotek Co., Ltd. 1,979 334,753
LG Uplus Corp. 32,428 346,870
LIG Nex1 Co., Ltd. 1,184 431,301
LS Corp. 79 11,589
LS Electric Co., Ltd. 1,618 494,002
Meritz Financial Group, Inc. 11,291 875,701
NH Investment & Securities
Co., Ltd. 802 11,455
#Orion Corp. 2,973 207,207
PharmaResearch Co., Ltd.,
Class H 647 245,676
Poongsan Corp. 492 37,986
Posco DX Co., Ltd. 3,173 58,572
Posco International Corp. 286 11,041
S-1 Corp. 1,700 89,489

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Ω*Samsung Biologics Co., Ltd. 203 $ 173,969
Samsung E&A Co., Ltd. 20,108 366,242
Samsung Electronics Co., Ltd. 14,008 1,056,929
Samsung Electronics Co., Ltd.,
GDR 3,250 6,061,250
Samsung Fire & Marine
Insurance Co., Ltd. 1,238 383,630
*Samsung Heavy Industries
Co., Ltd. 1,199 24,868
Samyang Foods Co., Ltd. 427 403,998
Sanil Electric Co., Ltd. 738 81,168
*Silicon2 Co., Ltd. 2,257 71,286
*SK Biopharmaceuticals Co.,
Ltd. 2,832 229,581
SK hynix, Inc. 36,984 14,510,655
SM Entertainment Co., Ltd. 72 6,039
Woori Financial Group, Inc. 3,275 58,386
Woori Financial Group, Inc.,
ADR 3,882 208,153
TOTAL KOREA, REPUBLIC
OF 40,827,409
KUWAIT — (0.7%)
Boursa Kuwait Securities Co.
KPSC 4,547 59,565
Kuwait Finance House KSCP 596,846 1,561,387
Kuwait Telecommunications
Co. 40,076 77,554
Mobile Telecommunications
Co. KSCP 327,844 567,145
TOTAL KUWAIT 2,265,651
MALAYSIA — (1.2%)
Axiata Group BHD 386,000 231,342
#Bursa Malaysia BHD 29,900 58,472
CELCOMDIGI BHD 184,200 158,338
*Chin Hin Group BHD 44,100 24,324
CIMB Group Holdings BHD 181,600 316,543
#Fraser & Neave Holdings
BHD 16,100 108,256
#Frontken Corp. BHD 91,400 98,646
Genting Malaysia BHD 104,900 58,361
Heineken Malaysia BHD 11,600 58,997
#KPJ Healthcare BHD 183,400 124,369
Kuala Lumpur Kepong BHD 14,580 71,368
Maxis BHD 221,900 201,342
Ω#MR DIY Group M BHD 310,100 118,472
Nestle Malaysia BHD 6,100 164,589
Petronas Dagangan BHD 29,500 159,757
Press Metal Aluminium
Holdings BHD 185,500 280,376
Public Bank BHD 159,800 161,021
QL Resources BHD 167,950 166,426
Scientex BHD 30,700 24,850
SD Guthrie BHD 129,900 163,771
Sime Darby BHD 329,600 161,337
#Sunway Construction Group
BHD 17,200 24,149
TIME dotCom BHD 25,100 28,588
United Plantations BHD 25,400 150,411
Shares Value †
MALAYSIA — (Continued)
Westports Holdings BHD 70,762 $ 87,016
Yinson Holdings BHD 93,391 52,850
#YTL Corp. BHD 501,400 311,280
Zetrix Ai BHD 278,365 56,165
TOTAL MALAYSIA 3,621,416
MEXICO — (1.6%)
America Movil SAB de CV,
ADR 43,056 980,385
America Movil SAB de CV,
Class B 435,754 497,729
Gruma SAB de CV, Class B 23,698 402,757
Grupo Aeroportuario del
Centro Norte SAB de CV 26,819 330,967
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 3,887 81,143
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 3,388 705,788
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 1,543 466,511
Grupo Comercial Chedraui SA
de CV 24,972 181,332
Grupo Mexico SAB de CV,
Class B 12,500 108,226
*Industrias Penoles SAB de
CV 400 16,583
Kimberly-Clark de Mexico SAB
de CV, Class A 146,716 284,392
Wal-Mart de Mexico SAB de
CV 239,551 793,102
TOTAL MEXICO 4,848,915
PHILIPPINES — (0.4%)
Bank of the Philippine Islands 1,067 1,911
BDO Unibank, Inc. 66,253 150,293
China Banking Corp. 290 252
DigiPlus Interactive Corp. 25,000 8,900
DMCI Holdings, Inc. 143,000 27,409
Globe Telecom, Inc. 3,757 94,292
International Container
Terminal Services, Inc. 54,680 492,445
Jollibee Foods Corp. 55,320 203,608
PLDT, Inc. 7,245 137,883
PLDT, Inc., Sponsored ADR 3,202 62,055
San Miguel Corp. 8,080 8,925
Semirara Mining & Power
Corp. 40,900 22,969
TOTAL PHILIPPINES 1,210,942
POLAND — (1.2%)
Alior Bank SA 11,320 315,518
Bank Handlowy w Warszawie
SA 2,505 70,602
*Bank Millennium SA, Class A 55,616 232,713
Bank Polska Kasa Opieki SA 9,169 470,750
Benefit Systems SA 69 58,622
#Budimex SA 1,160 184,405
*CCC SA, Class A 4,234 173,261
Ω*Dino Polska SA 30,100 359,487

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
POLAND — (Continued)
Grupa Kety SA 383 $ 96,477
ING Bank Slaski SA 3,238 276,853
Inter Cars SA 172 25,730
LPP SA 103 500,485
*mBank SA 599 159,279
ORLEN SA 3,048 82,651
Pepco Group NV 9,801 73,893
*PGE Polska Grupa
Energetyczna SA, Class A 40,635 123,336
Powszechna Kasa
Oszczednosci Bank Polski SA 4,278 87,763
Powszechny Zaklad
Ubezpieczen SA 10,659 170,602
*Tauron Polska Energia SA 86,257 233,759
TOTAL POLAND 3,696,186
QATAR — (0.7%)
Ooredoo QPSC 102,563 381,689
Qatar Gas Transport Co., Ltd. 30,869 37,541
Qatar National Bank QPSC 359,104 1,823,629
TOTAL QATAR 2,242,859
SAUDI ARABIA — (2.9%)
Ades Holding Co. 34,199 154,117
Al Rajhi Bank 10,762 303,333
Aldrees Petroleum and
Transport Services Co. 5,593 228,633
Almarai Co. JSC 47,951 633,951
Arabian Internet &
Communications Services Co. 2,426 162,891
Astra Industrial Group Co. 1,080 42,910
Co. for Cooperative Insurance
(The) 6,735 244,605
Dr. Sulaiman Al Habib Medical
Services Group Co. 9,130 662,690
Electrical Industries Co. 26,067 80,144
Elm Co. 2,249 567,625
Etihad Etisalat Co. 58,101 1,049,649
Jarir Marketing Co. 55,023 208,345
*Mouwasat Medical Services
Co. 240 4,918
Nahdi Medical Co. 3,153 97,529
Riyadh Cables Group Co. 2,268 85,697
SAL Saudi Logistics Services 2,459 115,274
ΩSaudi Arabian Oil Co. 370,807 2,560,938
Saudi Aramco Base Oil Co. 6,337 162,981
Saudi Telecom Co. 135,185 1,628,644
TOTAL SAUDI ARABIA 8,994,874
SOUTH AFRICA — (3.3%)
Anglogold Ashanti PLC 1,968 133,824
Bid Corp., Ltd. 22,084 546,465
Bidvest Group, Ltd. 7,130 92,549
#Capitec Bank Holdings, Ltd.,
Class F 3,439 760,433
Clicks Group, Ltd. 24,468 515,321
Gold Fields, Ltd. 16 626
#Gold Fields, Ltd., Sponsored
ADR 64,756 2,487,278
Harmony Gold Mining Co., Ltd. 64,574 1,084,895
Shares Value †
SOUTH AFRICA — (Continued)
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 20,578 $ 339,743
Kumba Iron Ore, Ltd. 8,882 176,923
Mr.Price Group, Ltd. 2,935 35,030
MTN Group, Ltd. 138,610 1,382,941
OUTsurance Group, Ltd. 95,479 402,133
Shoprite Holdings, Ltd. 62,514 1,046,138
#*Sibanye Stillwater, Ltd.,
Class A, ADR 57,311 605,204
Vodacom Group, Ltd. 71,097 574,437
TOTAL SOUTH AFRICA 10,183,940
TAIWAN — (20.6%)
Accton Technology Corp. 58,000 2,037,670
Advantech Co., Ltd. 6,000 61,189
Airtac International Group 4,000 118,539
ASE Technology Holding Co.,
Ltd. 487,000 3,920,904
ASE Technology Holding Co.,
Ltd., ADR 9,644 154,400
Asia Vital Components Co.,
Ltd. 32,000 1,483,361
ASPEED Technology, Inc. 4,000 711,753
Bora Pharmaceuticals Co., Ltd. 7,432 150,134
Chicony Electronics Co., Ltd. 64,000 270,648
China Airlines, Ltd. 460,000 299,274
Chroma ATE, Inc. 14,000 372,987
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 76,000 378,257
Compeq Manufacturing Co.,
Ltd. 179,000 508,334
Delta Electronics, Inc. 93,000 3,010,149
#Eclat Textile Co., Ltd. 12,000 160,242
Elite Material Co., Ltd. 28,000 1,238,737
eMemory Technology, Inc. 8,000 517,875
EVA Airways Corp. 534,000 628,828
#Evergreen Marine Corp.
Taiwan, Ltd. 38,000 239,192
Far EasTone
Telecommunications Co., Ltd. 294,000 884,649
Feng TAY Enterprise Co., Ltd. 38,800 153,983
#Fortune Electric Co., Ltd. 16,610 386,329
Getac Holdings Corp. 14,000 62,848
Gigabyte Technology Co., Ltd. 20,000 182,492
Global Unichip Corp. 8,000 398,165
Globalwafers Co., Ltd. 13,000 214,827
Gold Circuit Electronics, Ltd. 55,000 832,845
Hotai Motor Co., Ltd. 2,000 36,824
#International Games System
Co., Ltd. 36,000 843,174
Jentech Precision Industrial
Co., Ltd. 2,000 138,577
Johnson Health Tech Co., Ltd. 2,000 10,410
King Yuan Electronics Co., Ltd. 203,000 1,432,972
L&K Engineering Co., Ltd. 3,000 46,697
Lotus Pharmaceutical Co., Ltd. 7,000 67,288
Makalot Industrial Co., Ltd. 6,320 55,303
MediaTek, Inc. 88,000 3,750,041

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
TAIWAN — (Continued)
Micro-Star International Co.,
Ltd. 22,000 $ 78,364
Momo.com, Inc. 3,465 26,319
Nien Made Enterprise Co., Ltd. 11,000 132,397
Novatek Microelectronics
Corp. 82,000 1,048,307
Parade Technologies, Ltd. 1,000 22,120
Powertech Technology, Inc. 125,000 703,458
President Chain Store Corp. 74,000 574,119
Quanta Computer, Inc. 197,000 1,925,718
Realtek Semiconductor Corp. 65,000 1,088,937
Sinbon Electronics Co., Ltd. 5,000 34,400
TA Chen Stainless Pipe 55,026 65,693
Taiwan Mobile Co., Ltd. 279,000 993,803
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 24,007,026
Taiwan Union Technology
Corp. 1,000 12,540
Tripod Technology Corp. 34,000 377,704
Unimicron Technology Corp. 21,000 111,691
Uni-President Enterprises
Corp. 599,000 1,533,499
United Integrated Services
Co., Ltd. 27,000 757,100
United Microelectronics Corp. 320,000 483,003
#United Microelectronics
Corp., Sponsored ADR 108,950 840,005
Vanguard International
Semiconductor Corp. 149,445 470,100
VisEra Technologies Co., Ltd. 4,000 33,571
Voltronic Power Technology
Corp. 8,000 314,889
Wan Hai Lines, Ltd. 5,000 13,353
Winbond Electronics Corp. 1,889 3,331
Wistron Corp. 140,000 685,404
Wiwynn Corp. 11,000 1,561,921
TOTAL TAIWAN 63,658,669
THAILAND — (1.3%)
Advanced Info Service PCL
- NVDR 40,600 379,193
Advanced Info Service PCL,
Class F 30,900 288,598
#Bangchak Corp. PCL - NVDR 49,600 45,251
Betagro PCL - NVDR, Class R 1,700 841
Bumrungrad Hospital PCL
- NVDR 37,400 198,943
Bumrungrad Hospital PCL,
Class F 50,600 269,157
Carabao Group PCL - NVDR 34,100 47,456
#Central Retail Corp. PCL -
NVDR, Class R 15,000 9,510
#Central Retail Corp. PCL,
Class F 248,300 157,419
Com7 PCL - NVDR 27,300 21,107
Com7 PCL, Class F 134,000 103,603
Delta Electronics Thailand PCL 142,100 953,632
Delta Electronics Thailand
PCL - NVDR 5,100 34,226
Home Product Center PCL 701,100 142,020
Shares Value †
THAILAND — (Continued)
Home Product Center PCL
- NVDR 178,800 $ 36,219
*Jasmine Technology Solution
PCL - NVDR 4,100 3,233
*Jasmine Technology Solution
PCL, Class A 8,400 6,624
Minor International PCL
- NVDR 268,900 191,269
Minor International PCL, Class
F 309,509 220,155
#PTT Exploration & Production
PCL - NVDR 71,100 235,278
PTT Exploration & Production
PCL, Class F 46,800 154,866
PTT PCL - NVDR 63,700 60,578
*True Corp. PCL - NVDR,
Class R, ADR 818,126 285,908
TOTAL THAILAND 3,845,086
TURKEY — (0.4%)
Akbank TAS 162,765 235,354
#Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 28,620 66,840
Coca-Cola Icecek A/S 62,521 76,427
*Gubre Fabrikalari TAS 419 3,154
Is Yatirim Menkul Degerler A/S 47,023 49,161
Ω*MLP Saglik Hizmetleri A/S,
Class A 4,516 36,087
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 100 1,093
Oyak Cimento Fabrikalari A/S 67,551 34,155
#*Pegasus Hava Tasimaciligi
A/S 26,247 131,086
*Ral Yatirim Holding A/S 318 1,499
*Sasa Polyester Sanayi A/S,
Class A 15 1
TAB Gida Sanayi Ve Ticaret
A/S 140 792
*TAV Havalimanlari Holding
A/S, Class A 2,655 16,733
Turk Hava Yollari AO 6,351 44,029
*Turk Telekomunikasyon A/S 49,860 60,475
Turk Traktor ve Ziraat
Makineleri A/S 1 6
Turkcell Iletisim Hizmetleri A/S 126,648 300,297
#Turkiye Garanti Bankasi A/S 30,171 96,581
Turkiye Petrol Rafinerileri A/S 14,385 67,601
Turkiye Sigorta A/S 140,115 41,154
#*Turkiye Vakiflar Bankasi
TAO 87,004 50,612
Yapi ve Kredi Bankasi A/S 70,590 56,408
TOTAL TURKEY 1,369,545
UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC 165,432 951,258
Abu Dhabi National Oil Co. for
Distribution PJSC 306,455 299,534
ADNOC Drilling Co. PJSC 282,025 428,457
Emaar Development PJSC 124,422 504,741

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Emirates Integrated
Telecommunications Co. PJSC 130,737 $ 336,013
Emirates NBD Bank PJSC 139,808 1,069,605
Emirates Telecommunications
Group Co. PJSC 211,654 1,117,926
Salik Co. PJSC 201,289 327,722
TOTAL UNITED ARAB
EMIRATES 5,035,256
TOTAL COMMON STOCKS 300,671,592
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
Petroleo Brasileiro SA -
Petrobras 4.230% 291,420 1,609,936
TOTAL BRAZIL 1,609,936
Shares Value †
CHILE — (0.1%)
Embotelladora Andina SA
4.560% 42,559 $ 191,617
TOTAL CHILE 191,617
COLOMBIA — (0.0%)
Grupo Cibest SA 6.930% 6,474 94,412
TOTAL COLOMBIA 94,412
TOTAL PREFERRED
STOCKS 1,895,965
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $200,469,165) 302,567,557
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 558,542 6,460,658
TOTAL INVESTMENTS — ( 100.0% )
(Cost $206,929,823) $ 309,028,215
Ω Rule 144A, Section 4(2) other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $22,729,805 which represented 7.5% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 5,692,206 $ — $ — $ 5,692,206
Chile ................................ 1,445,001 — — 1,445,001
China ............................... 86,631,935 — — 86,631,935
Colombia ............................ 405,209 — — 405,209
Czechia ............................. 452,867 — — 452,867
Greece .............................. 1,923,933 — — 1,923,933
Hungary ............................. 1,070,289 — — 1,070,289
India ................................ 46,346,871 535,996 — 46,882,867
Indonesia ............................ 4,366,537 — — 4,366,537
Korea, Republic of ..................... 40,653,440 173,969 — 40,827,409
Kuwait .............................. 2,265,651 — — 2,265,651
Malaysia ............................. 3,621,416 — — 3,621,416
Mexico .............................. 4,848,915 — — 4,848,915
Philippines ........................... 1,210,942 — — 1,210,942
Poland .............................. 3,696,186 — — 3,696,186
Qatar ............................... 2,242,859 — — 2,242,859
Saudi Arabia .......................... 8,994,874 — — 8,994,874
South Africa .......................... 10,183,940 — — 10,183,940
Taiwan .............................. 63,658,669 — — 63,658,669
Thailand ............................. 1,549,011 2,296,075 — 3,845,086
Turkey .............................. 1,369,545 — — 1,369,545
United Arab Emirates ................... 5,035,256 — — 5,035,256
Preferred Stocks
Brazil ............................... 1,609,936 — — 1,609,936

Dimensional Emerging Markets High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Chile ................................ $ 191,617 $ — $ — $ 191,617
Colombia ............................ 94,412 — — 94,412
Securities Lending Collateral ............... — 6,460,658 — 6,460,658
Total Investments ........................ $299,561,517 $9,466,698 $— $309,028,215
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (98.5%)
BRAZIL — (3.0%)
Allied Tecnologia SA, Class A 14,045 $ 26,628
Anima Holding SA 159,500 104,553
Banco ABC Brasil SA 21,692 92,687
*Banco BMG SA 2,050 1,534
ΩBanco BMG SA 49,900 37,343
Banco Bradesco SA 251,629 722,858
Banco Bradesco SA 576,827 1,945,197
Banco Bradesco SA,
Sponsored ADR 252,162 852,308
Banco do Brasil SA 389,300 1,583,182
Banco Santander Brasil SA 654,752 3,786,148
#Banco Santander Brasil SA,
Sponsored ADR 600 3,474
Bemobi Mobile Tech SA 13,700 59,657
Boa Safra Sementes SA 13,300 25,933
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 25,356 94,076
*Brava Energia 3,588 9,834
C&A MODAS SA 75,300 227,222
*Cia Brasileira de Aluminio 83,096 80,085
Cia de Ferro Ligas da Bahia
FERBASA 8,600 12,536
Cia Siderurgica Nacional SA 115,117 201,797
Cogna Educacao SA 769,010 534,079
Cruzeiro do Sul Educacional
SA, Class A 46,600 50,450
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 125,300 708,967
ΩDesktop SA 18,900 53,698
Dexco SA 124,322 123,741
Dimed SA Distribuidora da
Medicamentos 17,423 30,380
*Embraer SA 36,519 589,916
Empreendimentos Pague
Menos S/A 122,260 88,542
Eucatex SA Industria e
Comercio 14,170 43,943
*Even Construtora e
Incorporadora SA 30,487 42,177
Fleury SA 60,213 162,688
#Gerdau SA, Sponsored ADR 246,907 861,705
Grupo SBF SA 54,900 131,614
Guararapes Confeccoes SA 50,000 94,055
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 10,082 58,562
Hypera SA, Class A 64,031 307,245
Iochpe Maxion SA 53,568 108,924
*IRB-Brasil Resseguros SA 40,949 375,184
*JBS NV 15,726 208,769
JHSF Participacoes SA 166,600 203,875
JSL SA 32,100 32,189
Lavvi Empreendimentos
Imobiliarios SA 25,200 69,959
Shares Value †
BRAZIL — (Continued)
Lojas Quero-Quero SA 50,767 $ 19,797
Lojas Renner SA, Class A 86,788 239,164
ΩLWSA SA 135,002 98,021
M Dias Branco SA, Class H 10,405 56,651
Magazine Luiza SA 135,622 213,312
Marcopolo SA 840 1,064
Melnick Even Desenvolvimento
Imobiliario SA 32,600 23,791
Moura Dubeux Engenharia S/A 13,400 68,802
Movida Participacoes SA 47,700 72,544
*Natura Cosmeticos SA 64,283 107,553
*Oceanpact Servicos
Maritimos SA, Class A 34,901 49,191
*Oncoclinicas do Brasil
Servicos Medicos SA 9,000 3,627
Petroleo Brasileiro SA
- Petrobras 649,389 3,799,754
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 260,706 3,034,618
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 270,978 2,994,307
Petroreconcavo S/A 55,732 128,537
Positivo Tecnologia SA 14,406 10,995
*PRIO SA 8,000 53,525
Profarma Distribuidora de
Produtos Farmaceuticos SA 13,800 21,526
Qualicorp Consultoria e
Corretora de Seguros SA 124,600 62,703
Raizen SA 296,850 52,368
Romi SA, Class A 15,564 23,526
Sao Martinho S/A 63,657 165,965
ΩSer Educacional SA 43,686 82,583
Trisul SA 34,300 48,662
Tupy SA 23,000 52,875
Ultrapar Participacoes SA,
Sponsored ADR 59,695 236,392
Unifique Telecomunicacoes
S/A, Class A 23,673 21,189
Vale SA 17,869 216,546
Vale SA, Class A, Sponsored
ADR 793,344 9,591,529
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 29,518 121,412
Vibra Energia SA 253,592 1,120,765
YDUQS Participacoes SA 59,463 156,907
TOTAL BRAZIL 37,697,915
CHILE — (0.4%)
Banco de Credito e
Inversiones SA 845 43,453
Besalco SA 21,639 25,533
BICECORP SA 50,958 17,811
*CAP SA 19,689 131,655
Cencosud SA 181,155 562,021
Cia Cervecerias Unidas SA 97 618

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHILE — (Continued)
#Cia Cervecerias Unidas SA,
Sponsored ADR 753 $ 9,714
Empresa Nacional de
Telecomunicaciones SA 60,105 286,233
Empresas CMPC SA 281,151 405,837
Empresas Copec SA 120,422 861,339
Enel Americas SA 4,160,369 393,002
Falabella SA 100,471 630,766
Inversiones Aguas
Metropolitanas SA 151,757 153,018
Ripley Corp. SA 458,359 221,356
Salfacorp SA 154,532 169,758
Sigdo Koppers SA 6,456 9,354
SMU SA 1,223,160 198,631
Sociedad Matriz SAAM SA,
Class B 402,326 53,378
SONDA SA 166,988 60,433
*Vina Concha y Toro SA 143,343 156,554
TOTAL CHILE 4,390,464
CHINA — (26.8%)
360 Security Technology, Inc.,
Class A 22,100 37,142
#361 Degrees International,
Ltd. 345,000 261,007
Ω3SBio, Inc. 37,500 148,607
5I5J Holding Group Co., Ltd.,
Class A 67,500 27,200
AAC Technologies Holdings,
Inc. 68,500 352,539
Addsino Co., Ltd., Class A 3,600 4,231
AECC Aero-Engine Control
Co., Ltd., Class A 25,600 67,466
Agricultural Bank of China,
Ltd., Class H 8,247,000 6,281,650
Aisino Corp., Class A 41,700 48,654
Alibaba Group Holding, Ltd.,
Class W 1,571,300 33,378,146
Alibaba Group Holding, Ltd.,
Sponsored ADR 14,906 2,540,430
ΩA-Living Smart City Services
Co., Ltd., Class H 28,750 9,137
Allmed Medical Products Co.,
Ltd., Class A 30,400 46,525
#Aluminum Corp. of China,
Ltd., Class H 1,478,000 1,878,830
Anhui Construction
Engineering Group Co., Ltd.,
Class A 117,300 78,065
Anhui Heli Co., Ltd., Class A 23,400 68,437
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 36,400 36,593
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 23,000 58,451
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 36,300 29,408
Shares Value †
CHINA — (Continued)
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 71,800 $ 64,620
Anhui Jinhe Industrial Co.,
Ltd., Class A 22,400 63,153
Anhui Kouzi Distillery Co., Ltd.,
Class A 17,700 80,569
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 126,200 106,492
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 16,840 20,169
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 37,500 70,185
Anhui Xinbo Aluminum Co.,
Ltd. 10,400 24,853
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 30,300 97,465
Anjoy Foods Group Co., Ltd.,
Class A 9,100 94,408
Anton Oilfield Services Group 904,000 122,128
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 109,900 49,069
Ω*Arrail Group, Ltd. 66,000 16,050
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 25,800 151,310
Ω#AsiaInfo Technologies, Ltd. 157,600 182,902
Asymchem Laboratories
Tianjin Co., Ltd., Class A 5,700 78,502
Avary Holding Shenzhen Co.,
Ltd., Class A 600 4,427
AviChina Industry &
Technology Co., Ltd., Class H 1,197,000 609,881
AVICOPTER PLC, Class A 3,600 18,217
ΩBAIC Motor Corp., Ltd.,
Class H 711,500 184,004
Baiyin Nonferrous Group Co.,
Ltd., Class A 180,700 133,960
Bank of Beijing Co., Ltd.,
Class A 278,900 218,899
Bank of Changsha Co., Ltd.,
Class A 116,100 156,001
Bank of Chengdu Co., Ltd.,
Class A 64,900 153,178
Bank of China, Ltd., Class H 17,646,000 9,989,758
*Bank of Chongqing Co., Ltd.,
Class H 128,000 132,246
#Bank of Communications Co.,
Ltd., Class H 2,160,000 1,917,604
Bank of Guiyang Co., Ltd.,
Class A 113,700 97,061
Bank of Hangzhou Co., Ltd.,
Class A 131,192 289,194
Bank of Jiangsu Co., Ltd.,
Class A 521,300 789,022
Bank of Nanjing Co., Ltd.,
Class A 250,000 396,995

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Bank of Ningbo Co., Ltd.,
Class A 168,100 $ 668,883
ΩBank of Qingdao Co., Ltd.,
Class H 365,000 201,468
Bank of Shanghai Co., Ltd.,
Class A 333,600 444,503
*Bank of Suzhou Co., Ltd.,
Class A 127,930 148,546
Bank of Tianjin Co., Ltd., Class
H 44,000 14,436
Bank of Xi'an Co., Ltd., Class
A 109,700 59,916
Baoji Titanium Industry Co.,
Ltd. 5,000 22,493
Baoshan Iron & Steel Co., Ltd.,
Class A 828,400 857,216
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 117,424
Baoxiniao Holding Co., Ltd.,
Class A 37,100 20,471
Baoye Group Co., Ltd., Class
H 36,000 19,269
BBMG Corp., Class H 795,000 83,876
BBMG Jidong Cement Group
Co., Ltd., Class A 82,500 55,832
Befar Group Co., Ltd., Class A 48,500 29,418
Beibuwan Port Co., Ltd., Class
A 142,096 174,771
*Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 208,600 93,430
*Beijing Capital International
Airport Co., Ltd., Class H 762,000 273,536
Beijing Changjiu Logistics
Corp., Class A 28,100 32,510
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 129,300 74,796
Beijing Easpring Material
Technology Co., Ltd., Class A 11,000 106,845
Beijing Energy International
Holding Co., Ltd. 146,000 23,105
Beijing Enlight Media Co., Ltd.,
Class A 20,400 48,263
Beijing Enterprises Holdings,
Ltd. 212,500 932,329
#Beijing Enterprises Water
Group, Ltd. 1,740,000 559,687
Beijing Fengjing Automotive
Parts Co., Ltd. 50,400 27,032
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 56,000 59,285
Beijing Haohua Energy
Resource Co., Ltd., Class A 36,000 39,021
Beijing Jetsen Technology Co.,
Ltd., Class A 69,800 65,172
Beijing Jingyuntong
Technology Co., Ltd., Class A 18,800 10,822
Shares Value †
CHINA — (Continued)
Beijing New Building Materials
PLC, Class A 52,600 $ 175,549
Beijing North Star Co., Ltd.,
Class H 82,000 9,179
Beijing Originwater Technology
Co., Ltd., Class A 70,500 43,158
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 8,900 20,768
Beijing Sanyuan Foods Co.,
Ltd. 105,000 71,354
Beijing Shougang Co., Ltd.,
Class A 140,700 82,971
Beijing Shunxin Agriculture
Co., Ltd., Class A 19,900 43,783
Beijing Sinnet Technology Co.,
Ltd., Class A 44,900 85,926
Beijing SL Pharmaceutical Co.,
Ltd., Class A 26,500 28,092
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 26,700 14,995
*Beijing Strong
Biotechnologies, Inc., Class A 10,800 20,729
Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 36,000 39,973
Beijing Ultrapower Software
Co., Ltd., Class A 64,900 110,805
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 100,000 18,528
*Beijing Yanjing Brewery Co.,
Ltd., Class A 37,300 61,536
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 24,999
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 984,200 717,189
*Beiqi Foton Motor Co., Ltd.,
Class A 275,100 115,876
*Bengang Steel Plates Co.,
Ltd., Class A 39,200 19,649
Best Pacific International
Holdings, Ltd. 140,000 59,082
Beyondsoft Corp., Class A 15,600 29,854
BGI Genomics Co., Ltd., Class
A 8,000 55,263
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 17,400 39,040
Black Peony Group Co., Ltd.,
Class A 35,200 42,256
Ω#Blue Moon Group Holdings,
Ltd. 7,500 2,866
Blue Sail Medical Co., Ltd.,
Class A 37,400 28,881
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 4,760 4,912
Bluestar Adisseo Co., Class A 26,700 35,276
ΩBOC Aviation, Ltd. 86,000 753,532

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*BOE HC SemiTek Corp.,
Class A 63,400 $ 70,946
BOE Technology Group Co.,
Ltd., Class A 1,126,000 641,870
#BOE Varitronix, Ltd. 148,000 95,021
*Bohai Leasing Co., Ltd.,
Class A 171,700 86,064
*Bomin Electronics Co., Ltd. 14,700 24,478
Bright Dairy & Food Co., Ltd.,
Class A 40,900 48,008
Bros Eastern Co., Ltd., Class A 62,000 46,485
B-Soft Co., Ltd., Class A 85,400 57,075
BTG Hotels Group Co., Ltd.,
Class A 31,700 64,671
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 17,000 25,206
BYD Electronic International
Co., Ltd. 25,500 119,885
By-health Co., Ltd., Class A 51,700 91,100
C&D International Investment
Group, Ltd. 372,662 764,292
C&S Paper Co., Ltd., Class A 45,500 50,916
Caitong Securities Co., Ltd.,
Class A 80,300 96,961
Ω*CALB Group Co., Ltd.,
Class H 97,900 421,216
Camel Group Co., Ltd., Class
A 45,800 65,592
Cangzhou Dahua Co., Ltd.,
Class A 15,300 26,423
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 47,700 31,209
Canmax Technologies Co.,
Ltd., Class A 16,700 71,328
Canny Elevator Co., Ltd.,
Class A 43,700 45,036
Cathay Biotech, Inc. 456 3,252
CCCC Design & Consulting
Group Co., Ltd., Class A 50,600 54,491
CCS Supply Chain
Management Co., Ltd., Class
A 33,900 22,704
CECEP Solar Energy Co.,
Ltd., Class A 146,500 95,853
CECEP Wind-Power Corp.,
Class A 175,560 76,167
CGN New Energy Holdings
Co., Ltd. 594,000 210,172
CGN Nuclear Technology
Development Co., Ltd., Class
A 16,900 19,220
*Changchun Faway
Automobile Components Co.,
Ltd., Class A 31,900 42,191
Changchun High-Tech Industry
Group Co., Ltd., Class A 10,100 159,195
Changhong Meiling Co., Ltd. 19,700 19,224
Shares Value †
CHINA — (Continued)
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 65,600 $ 39,237
Changjiang Securities Co.,
Ltd., Class A 124,400 154,054
Changshu Fengfan Power
Equipment Co., Ltd., Class A 31,800 21,431
Chaowei Power Holdings, Ltd.,
Class A 253,000 47,200
*Chen Lin Education Group
Holdings, Ltd. 92,000 18,939
Chengdu B-Ray Media Co.,
Ltd., Class A 27,100 19,101
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 15,600 24,882
Chengdu Hongqi Chain Co.,
Ltd., Class A 39,800 30,735
Chengdu Wintrue Holding Co.,
Ltd., Class A 36,300 53,210
Chenguang Biotech Group
Co., Ltd., Class A 17,500 32,827
Chengxin Lithium Group Co.,
Ltd., Class A 11,900 42,606
Chengzhi Co., Ltd., Class A 36,500 39,256
Chervon Holdings, Ltd. 55,100 142,922
*China Anchu Energy Storage
Group, Ltd., Class A 341,000 20,840
China Animal Husbandry
Industry Co., Ltd., Class A 22,400 24,186
Ω*China Bohai Bank Co., Ltd.,
Class H 951,000 124,806
China CAMC Engineering Co.,
Ltd., Class A 25,000 29,871
#China Chunlai Education
Group Co., Ltd. 37,000 20,756
China CITIC Bank Corp., Ltd.,
Class H 2,543,000 2,424,491
#China Coal Energy Co., Ltd.,
Class H 882,000 1,242,621
China Coal Xinji Energy Co.,
Ltd., Class A 78,500 79,798
China Communications
Services Corp., Ltd., Class H 636,000 381,328
*China Conch Environment
Protection Holdings, Ltd. 360,000 26,865
China Conch Venture
Holdings, Ltd. 545,000 681,583
China Construction Bank
Corp., Class H 26,821,000 26,571,846
China CSSC Holdings, Ltd.,
Class A 14,000 70,568
China CYTS Tours Holding
Co., Ltd., Class A 34,100 46,442
China Design Group Co., Ltd.,
Class A 18,200 19,957
#*<China Dili Group 18,000 287
ΩChina East Education
Holdings, Ltd. 17,500 14,726
#China Education Group
Holdings, Ltd. 454,656 174,323

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
China Energy Engineering
Corp., Ltd., Class H 1,518,000 $ 226,561
China Everbright Bank Co.,
Ltd., Class H 653,000 268,016
ΩChina Feihe, Ltd. 1,586,000 846,852
China Film Group Co., Ltd.,
Class A 13,800 28,018
China Foods, Ltd. 332,000 177,273
China Galaxy Securities Co.,
Ltd., Class H 63,500 91,342
China Gas Holdings, Ltd. 1,149,460 1,181,671
*China Great Wall Securities
Co., Ltd., Class A 59,200 91,847
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 42,600 52,097
China Haisum Engineering
Co., Ltd. 5,500 8,132
China Hongqiao Group, Ltd. 1,127,500 4,282,417
#China International Marine
Containers Group Co., Ltd.,
Class H 322,150 294,288
China Jushi Co., Ltd., Class A 112,530 259,116
China Lesso Group Holdings,
Ltd. 426,000 243,908
China Lilang, Ltd. 171,000 74,145
Ω*China Literature, Ltd., Class
H 165,600 890,194
China Medical System
Holdings, Ltd. 514,000 888,168
China Meheco Group Co.,
Ltd., Class A 45,820 72,568
China Meidong Auto Holdings,
Ltd. 312,000 71,053
China Mengniu Dairy Co., Ltd. 1,308,000 2,379,650
China Merchants Bank Co.,
Ltd., Class H 725,000 4,537,197
China Merchants Energy
Shipping Co., Ltd., Class A 222,300 289,023
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 100,600 144,920
China Merchants Port Holdings
Co., Ltd. 495,616 959,068
China Merchants Property
Operation & Service Co., Ltd.,
Class A 48,300 77,785
ΩChina Merchants Securities
Co., Ltd., Class H 1,200 2,407
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 161,100 213,752
China Minsheng Banking
Corp., Ltd., Class H 1,634,500 836,997
China Modern Dairy Holdings,
Ltd. 424,000 66,010
China National Accord
Medicines Corp., Ltd., Class A 14,230 50,788
China National Building
Material Co., Ltd., Class H 1,271,127 901,149
Shares Value †
CHINA — (Continued)
China National Chemical
Engineering Co., Ltd., Class A 160,900 $ 174,630
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 42,700 49,521
China National Medicines
Corp., Ltd., Class A 22,000 91,988
China National Nuclear Power
Co., Ltd., Class A 469,100 591,459
Ω*China New Higher
Education Group, Ltd. 221,130 34,995
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 12,400 11,613
China Nonferrous Mining
Corp., Ltd. 150,000 276,949
China Oilfield Services, Ltd.,
Class H 780,000 759,708
China Overseas Grand
Oceans Group, Ltd. 655,894 183,126
China Overseas Land &
Investment, Ltd. 1,026,500 1,720,915
China Pacific Insurance Group
Co., Ltd., Class H 209,000 847,057
China Petroleum & Chemical
Corp., Class H 10,064,000 5,347,819
China Petroleum Engineering
Corp., Class A 91,100 45,536
China Publishing & Media Co.,
Ltd., Class A 60,300 58,080
China Railway Group, Ltd.,
Class H 1,164,000 590,072
China Railway Hi-tech Industry
Co., Ltd., Class A 52,200 61,638
China Railway Materials Co.,
Ltd., Class A 148,200 55,766
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 747,000 327,741
*China Railway Tielong
Container Logistics Co., Ltd.,
Class A 60,700 55,056
China Reinsurance Group
Corp., Class H 2,702,000 549,286
China Resources Beer
Holdings Co., Ltd. 47,000 160,855
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 12,900 45,752
China Resources Building
Materials Technology
Holdings, Ltd. 898,000 195,263
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 32,700 88,427
China Resources Gas Group,
Ltd. 389,800 1,071,270
China Resources Land, Ltd. 1,314,000 4,743,939

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
#China Resources Medical
Holdings Co., Ltd. 355,000 $ 154,384
Ω#China Resources
Pharmaceutical Group, Ltd. 819,000 524,770
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 2,500 10,120
China Risun Group, Ltd. 385,000 115,913
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 191,000 60,454
China Shenhua Energy Co.,
Ltd., Class H 1,253,500 6,525,387
*China Southern Airlines Co.,
Ltd., Class H 42,000 25,290
China State Construction
Engineering Corp., Ltd., Class
A 798,200 608,547
China State Construction
International Holdings, Ltd. 540,000 614,189
China Sunshine Paper
Holdings Co., Ltd. 90,000 19,686
China Taiping Insurance
Holdings Co., Ltd. 623,600 1,418,549
China Tianying, Inc., Class A 88,600 73,022
Ω#*China Tourism Group Duty
Free Corp., Ltd., Class H 11,100 95,402
ΩChina Tower Corp., Ltd.,
Class H 1,873,000 2,706,285
China Traditional Chinese
Medicine Holdings Co., Ltd. 1,170,000 352,255
China TransInfo Technology
Co., Ltd., Class A 29,700 46,371
#China Travel International
Investment Hong Kong, Ltd. 826,000 182,795
China Tungsten And Hightech
Materials Co., Ltd., Class A 16,500 54,234
*China Vanke Co., Ltd., Class
H 160,105 90,639
China West Construction
Group Co., Ltd., Class A 32,900 30,488
China XD Electric Co., Ltd.,
Class A 128,400 143,683
China XLX Fertiliser, Ltd. 222,000 209,369
China Yongda Automobiles
Services Holdings, Ltd. 495,000 108,907
Ω#*China Youran Dairy Group,
Ltd., Class A 566,000 235,949
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 10,600 75,040
China Zheshang Bank Co.,
Ltd., Class H 699,400 227,668
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 18,722
Chinasoft International, Ltd. 1,076,000 805,733
Chongqing Changan
Automobile Co., Ltd., Class A 287,100 499,445
*Chongqing Department Store
Co., Ltd., Class A 14,700 56,470
Shares Value †
CHINA — (Continued)
*Chongqing Fuling Zhacai
Group Co., Ltd., Class A 32,900 $ 60,606
Chongqing Gas Group Corp.,
Ltd., Class A 27,300 22,462
Chongqing Machinery &
Electric Co., Ltd., Class H 394,000 93,783
Chongqing Port Co., Ltd. 40,500 30,877
Chongqing Road & Bridge Co.,
Ltd., Class A 45,400 43,218
Chongqing Rural Commercial
Bank Co., Ltd., Class H 592,000 486,719
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 47,600 56,474
Chongqing Zhifei Biological
Products Co., Ltd., Class A 39,000 112,747
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 37,108
CIMC Enric Holdings, Ltd. 252,000 243,174
Cisen Pharmaceutical Co.,
Ltd., Class A 19,800 58,964
CITIC, Ltd. 1,357,000 2,098,652
City Development Environment
Co., Ltd., Class A 14,300 29,976
CMST Development Co., Ltd.,
Class A 80,300 67,083
CNGR Advanced Material Co.,
Ltd., Class A 20,400 131,871
CNOOC Energy Technology &
Services, Ltd., Class A 234,800 128,572
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 42,450 47,264
COFCO Biotechnology Co.,
Ltd., Class A 58,000 48,291
COFCO Capital Holdings Co.,
Ltd., Class A 42,500 75,784
#*COFCO Joycome Foods,
Ltd., Class A 1,086,000 231,950
COFCO Sugar Holding Co.,
Ltd., Class A 32,800 71,981
Cofoe Medical Technology
Co., Ltd., Class A 12,100 74,259
Comba Telecom Systems
Holdings, Ltd. 90,000 34,044
Concord New Energy Group,
Ltd. 2,470,000 122,353
Continental Aerospace
Technologies Holding, Ltd. 1,994,000 34,378
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 544,000 769,924
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 69,000 70,528
CQ Pharmaceutical Holding
Co., Ltd., Class A 41,000 30,913
CRRC Corp., Ltd., Class H 990,000 750,251
CSG Holding Co., Ltd., Class
A 70,500 47,117

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 $ 19,325
CSPC Pharmaceutical Group,
Ltd. 852,000 838,604
CSSC Science & Technology
Co., Ltd., Class A 35,900 60,386
CTS International Logistics
Corp., Ltd., Class A 49,700 43,055
Daan Gene Co., Ltd., Class A 35,700 32,681
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 85,629
Daqin Railway Co., Ltd., Class
A 318,100 255,918
Dashang Co., Ltd., Class A 14,319 35,384
DBG Technology Co., Ltd.,
Class A 22,800 98,694
Deppon Logistics Co., Ltd.,
Class A 11,000 23,028
*Dezhan Healthcare Co., Ltd. 40,000 24,599
DHC Software Co., Ltd., Class
A 54,300 78,832
Dian Diagnostics Group Co.,
Ltd., Class A 39,600 90,517
Digital China Group Co., Ltd.,
Class A 10,000 60,416
Digital China Information
Service Group Co., Ltd., Class
A 21,400 56,938
Do-Fluoride New Materials
Co., Ltd., Class A 33,100 131,986
Dongfang Electric Corp., Ltd.,
Class H 128,400 313,723
Dongfang Electronics Co.,
Ltd., Class A 500 835
DongFeng Automobile Co.,
Ltd., Class A 31,800 34,514
Dongfeng Electronic
Technology Co., Ltd., Class A 41,100 72,133
*Dongguan Aohai Technology
Co., Ltd., Class A 3,200 21,157
Dongguan Development
Holdings Co., Ltd., Class A 28,300 46,847
Dongxing Securities Co., Ltd.,
Class A 66,000 117,410
Dongyue Group, Ltd. 658,000 847,454
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 154,000 108,186
Easyhome New Retail Group
Co., Ltd., Class A 103,300 41,916
E-Commodities Holdings, Ltd. 500,000 53,395
Edvantage Group Holdings,
Ltd. 181,309 32,659
EEKA Fashion Holdings, Ltd. 123,000 123,915
ENN Natural Gas Co., Ltd.,
Class A 5,500 15,074
Era Co., Ltd., Class A 83,700 50,063
Essex Bio-technology, Ltd. 29,000 16,044
Shares Value †
CHINA — (Continued)
Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 $ 152,580
EVA Precision Industrial
Holdings, Ltd. 366,000 56,038
#Ever Sunshine Services
Group, Ltd. 316,000 71,151
Fangda Carbon New Material
Co., Ltd., Class A 69,300 59,937
Fangda Special Steel
Technology Co., Ltd., Class A 81,400 67,659
*Farasis Energy Gan Zhou
Co., Ltd. 14,603 36,598
FAW Jiefang Group Co., Ltd.,
Class A 59,900 60,386
FAWER Automotive Parts Co.,
Ltd., Class A 76,300 60,207
FESCO Group Co., Ltd., Class
A 22,600 60,131
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 22,600 77,139
#Flat Glass Group Co., Ltd.,
Class H 11,000 17,295
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 12,300 8,790
Foshan Electrical and Lighting
Co., Ltd., Class A 45,200 39,982
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 30,200 37,017
Fosun International, Ltd. 216,500 137,329
Founder Securities Co., Ltd.,
Class A 133,100 153,802
Foxconn Industrial Internet
Co., Ltd., Class A 98,300 993,731
Friend Co., Ltd. 8,700 17,517
Fu Shou Yuan International
Group, Ltd. 559,000 211,454
#Fufeng Group, Ltd. 634,000 655,845
Fujian Funeng Co., Ltd., Class
A 87,680 124,461
Fujian Qingshan Paper
Industry Co., Ltd. 105,400 52,979
Fujian Star-net Communication
Co., Ltd., Class A 21,800 82,000
*Fujian Sunner Development
Co., Ltd., Class A 40,100 95,264
*Fujian Yuanli Active Carbon
Co., Ltd. 15,300 35,553
Fushun Special Steel Co., Ltd.,
Class A 54,700 40,244
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 73,800 487,113
Gansu Energy Chemical Co.,
Ltd., Class A 165,800 60,293
Gansu Shangfeng Cement
Co., Ltd., Class A 33,660 53,357
Gansu Yasheng Industrial
Group Co., Ltd., Class A 93,200 40,566

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
GCL Energy Technology Co.,
Ltd., Class A 65,000 $ 97,743
*GDS Holdings, Ltd., Class A 44,800 196,903
Geely Automobile Holdings,
Ltd. 2,165,000 5,125,447
GEM Co., Ltd., Class A 140,900 168,552
Gemdale Corp., Class A 62,600 34,366
#*Genscript Biotech Corp. 504,000 1,044,029
Getein Biotech, Inc., Class A 22,400 26,198
GF Securities Co., Ltd., Class
H 201,000 485,419
Giant Network Group Co., Ltd.,
Class A 13,500 66,512
#*Global New Material
International Holdings, Ltd. 189,000 121,344
GoerTek, Inc., Class A 4,800 22,139
Goldenmax International
Group, Ltd., Class A 15,800 36,493
#Goldwind Science &
Technology Co., Ltd., Class H 314,000 533,285
Goodbaby International
Holdings, Ltd. 362,000 55,426
Gotion High-tech Co., Ltd.,
Class A 36,200 231,312
#Grand Pharmaceutical
Group, Ltd. 521,000 553,699
*Grandjoy Holdings Group Co.,
Ltd., Class A 45,600 19,015
Great Wall Motor Co., Ltd. 42,000 81,761
Gree Electric Appliances, Inc.
of Zhuhai, Class A 82,508 460,486
#Greentown China Holdings,
Ltd. 523,500 559,050
Ω#Greentown Management
Holdings Co., Ltd. 243,000 94,421
Greentown Service Group Co.,
Ltd. 582,000 334,724
GRG Banking Equipment Co.,
Ltd., Class A 17,800 32,115
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 88,000 47,322
Guangdong DFP New Material
Group Co., Ltd. 82,400 56,343
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 103,240
Guangdong Dongpeng
Holdings Co., Ltd., Class A 47,600 47,451
Guangdong Dowstone
Technology Co., Ltd., Class A 51,800 179,570
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 23,200 55,148
Guangdong Goworld Co., Ltd.,
Class A 26,200 47,785
Guangdong Guanhao High-
Tech Co., Ltd., Class A 61,500 28,063
Shares Value †
CHINA — (Continued)
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 22,600 $ 40,934
Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 9,840
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 24,361 145,367
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 15,000 47,808
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 48,000 78,245
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 9,000 10,880
Guangdong South New Media
Co., Ltd., Class A 5,100 34,593
Guangdong Vanward New
Electric Co., Ltd., Class A 36,400 59,029
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 19,700 41,849
Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 117,800 44,326
Guanghui Energy Co., Ltd.,
Class A 196,300 145,249
Guangshen Railway Co., Ltd.,
Class H 540,000 158,411
Guangxi Liugong Machinery
Co., Ltd., Class A 59,200 96,751
Guangxi LiuYao Group Co.,
Ltd., Class A 16,400 42,967
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 858 512
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 70,800 97,220
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 88,000 212,408
*Guangzhou Development
Group, Inc., Class A 88,300 85,173
Guangzhou Haige
Communications Group, Inc.
Co., Class A 11,400 18,743
Guangzhou KDT Machinery
Group Co., Ltd., Class A 100 230
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 10,100 42,401
Guangzhou Port Co., Ltd.,
Class A 109,200 51,516
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 5,600 32,803
Guangzhou Wondfo Biotech
Co., Ltd., Class A 7,600 23,540

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 70,300 $ 79,852
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 34,700 45,700
Guilin Layn Natural Ingredients
Corp. 23,300 26,466
Guizhou Guihang Automotive
Components Co., Ltd., Class A 22,200 45,228
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 58,300 42,156
*Guizhou Tyre Co., Ltd. 55,900 39,165
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 99,500 53,367
Guosen Securities Co., Ltd.,
Class A 132,400 260,998
ΩGuotai Haitong Securities
Co., Ltd., Class H 345,584 661,626
Guoyuan Securities Co., Ltd.,
Class A 98,900 121,642
Haier Smart Home Co., Ltd.,
Class H 156,400 507,905
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 10,400 19,406
*Hainan Meilan International
Airport Co., Ltd., Class A 45,000 60,794
Hainan Mining Co., Ltd., Class
A 900 1,233
Haitian International Holdings,
Ltd. 273,000 746,059
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 67,854
Hangxiao Steel Structure Co.,
Ltd., Class A 113,600 43,225
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 89,100 132,857
Hangzhou GreatStar Industrial
Co., Ltd. 20,700 89,604
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 29,540 36,540
Hangzhou Iron & Steel Co. 70,600 90,502
Hangzhou Onechance Tech
Corp., Class A 11,300 48,438
Hangzhou Robam Appliances
Co., Ltd., Class A 28,500 78,230
*Hangzhou Sunrise
Technology Co., Ltd. 9,600 20,946
Hangzhou Zhongtai Cryogenic
Technology Corp. 33,000 97,162
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 71,117
Harbin Electric Co., Ltd., Class
H 246,000 404,187
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 18,000 32,779
Shares Value †
CHINA — (Continued)
*Harbin Pharmaceutical Group
Co., Ltd., Class A 33,900 $ 17,421
HBIS Resources Co., Ltd.,
Class A 19,600 51,599
#Health & Happiness H&H
International Holdings, Ltd. 99,500 154,905
Healthcare Co., Ltd., Class A 16,800 22,645
Hefei Urban Construction
Development Co., Ltd., Class
A 38,100 66,600
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 17,800 28,241
Henan Liliang Diamond Co.,
Ltd., Class A 5,400 29,160
Henan Lingrui Pharmaceutical
Co., Class A 700 2,229
*Henan Mingtai Al Industrial
Co., Ltd., Class A 42,700 90,349
Henan Pinggao Electric Co.,
Ltd., Class A 35,300 87,528
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 57,200 198,611
Henan Thinker Automatic
Equipment Co., Ltd., Class A 4,900 20,557
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 41,732
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 51,343
*Henan Zhongfu Industry Co.,
Ltd., Class A 158,600 151,647
Hengan International Group
Co., Ltd. 273,000 956,108
Hengli Petrochemical Co., Ltd.,
Class A 224,000 564,541
Hengtong Logistics Co., Ltd. 24,200 33,672
Hengtong Optic-electric Co.,
Ltd., Class A 74,800 234,831
Hengyi Petrochemical Co.,
Ltd., Class A 93,100 87,580
Hesteel Co., Ltd., Class A 298,900 105,337
Hexing Electrical Co., Ltd.,
Class A 16,500 78,234
Hisense Home Appliances
Group Co., Ltd., Class H 5,000 14,758
Hisense Visual Technology
Co., Ltd., Class A 32,600 113,423
Hitevision Co., Ltd., Class A 9,700 40,735
HLA Group Corp., Ltd., Class
A 148,400 128,976
*Honghua Group, Ltd., Class A 785,000 19,291
Hongli Zhihui Group Co., Ltd.,
Class A 12,200 12,710
Hongrun Construction Group
Co., Ltd. 65,500 112,566
*Hongyuan Green Energy Co.,
Ltd., Class A 9,679 40,063
*Hopson Development
Holdings, Ltd. 309,344 125,374

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Horizon Construction
Development, Ltd. 554,000 $ 79,833
Hoshine Silicon Industry Co.,
Ltd., Class A 25,400 176,781
Huaan Securities Co., Ltd.,
Class A 90,500 84,245
*Huabao Flavours &
Fragrances Co., Ltd., Class A 5,100 12,882
Huadian Heavy Industries Co.,
Ltd., Class A 41,500 43,235
Huafon Chemical Co., Ltd.,
Class A 152,100 191,560
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 20,800 20,852
Huafu Fashion Co., Ltd., Class
A 59,800 40,134
Huaibei Mining Holdings Co.,
Ltd., Class A 74,200 138,352
*Huaihe Energy Group Co.,
Ltd., Class A 152,800 80,023
*Huangshan Tourism
Development Co., Ltd., Class
A 19,900 31,601
Huapont Life Sciences Co.,
Ltd., Class A 56,400 38,723
ΩHuatai Securities Co., Ltd.,
Class H 321,400 808,028
*Huaxi Securities Co., Ltd.,
Class A 56,900 80,610
Huaxia Bank Co., Ltd., Class A 344,300 329,205
Huaxin Cement Co., Ltd.,
Class H 117,600 263,882
Huayu Automotive Systems
Co., Ltd., Class A 110,300 316,238
Hubei Chutian Smart
Communication Co., Ltd. 42,300 24,172
Hubei Huitian New Materials
Co., Ltd. 11,200 19,814
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 25,642 90,223
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 28,900 115,929
Humanwell Healthcare Group
Co., Ltd., Class A 46,000 136,536
Hunan Aihua Group Co., Ltd.,
Class A 20,700 50,106
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 38,000 35,320
Hunan Valin Steel Co., Ltd.,
Class A 230,400 186,656
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 199,400 335,575
*Hytera Communications
Corp., Ltd., Class A 58,500 94,458
*HyUnion Holding Co., Ltd.,
Class A 61,700 77,447
IKD Co., Ltd., Class A 16,500 52,357
Ω*IMAX China Holding, Inc.,
Class A 13,700 14,102
Shares Value †
CHINA — (Continued)
Industrial & Commercial Bank
of China, Ltd., Class H 19,331,000 $ 14,972,932
Industrial Bank Co., Ltd., Class
A 335,700 953,520
Industrial Securities Co., Ltd.,
Class A 136,340 131,703
Infore Environment
Technology Group Co., Ltd.,
Class A 106,700 103,071
Ω*Ingdan, Inc., Class A 131,000 47,531
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 625,600 223,107
Inner Mongolia Berun
Chemical Co., Ltd., Class A 116,700 110,764
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 68,100 241,621
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 48,148 74,768
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 323,700 234,972
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 22,319
Intron Technology Holdings,
Ltd. 98,000 26,101
#*iQIYI, Inc., Sponsored ADR 212,694 491,323
*IRICO Display Devices Co.,
Ltd. 76,500 62,942
*JA Solar Technology Co.,
Ltd., Class A 110,900 219,239
Jade Bird Fire Co., Ltd., Class
A 35,460 55,762
Jangho Group Co., Ltd., Class
A 63,700 69,314
JCET Group Co., Ltd., Class A 23,304 130,945
Ω*JD Logistics, Inc. 866,200 1,410,938
Jiang Su Suyan Jingshen Co.,
Ltd. 25,500 38,524
Jiangling Motors Corp., Ltd.,
Class A 13,200 37,178
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 5,800 27,696
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 24,900 23,284
Jiangsu Azure Corp., Class A 29,300 79,069
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 106,600 54,930
Jiangsu Changbao Steeltube
Co., Ltd. 54,800 50,166
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 20,500 49,305
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 92,812 91,871
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 27,800 49,962

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 127,800 $ 165,980
Jiangsu General Science
Technology Co., Ltd. 52,200 32,541
Jiangsu Huachang Chemical
Co., Ltd., Class A 22,100 19,424
Jiangsu Huahong Technology
Stock Co., Ltd., Class A 7,000 16,492
*Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 99,800 66,559
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 26,900 56,465
Jiangsu Lianyungang Port Co.,
Ltd. 70,200 56,675
Jiangsu Lihua Foods Group
Co., Ltd. 19,700 57,892
*Jiangsu Linyang Energy Co.,
Ltd., Class A 71,000 58,218
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 9,899
Jiangsu Pacific Precision
Forging Co., Ltd. 21,800 42,362
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 65,800 93,033
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 47,300 61,763
Jiangsu Rainbow Heavy
Industries Co., Ltd. 50,600 47,671
Jiangsu Shentong Valve Co.,
Ltd. 21,000 41,014
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 49,600 37,885
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 17,000 64,470
Jiangsu Soho High Hope
Group Corp., Class A 83,600 33,336
Jiangsu Sopo Chemical Co.,
Class A 26,500 26,938
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 78,320 56,962
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 24,800 246,529
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 89,340 55,694
Jiangsu Zhongtian Technology
Co., Ltd., Class A 75,100 178,728
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 123,800 49,191
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 21,256
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,600 68,807
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 12,400 22,128
Shares Value †
CHINA — (Continued)
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 30,800 $ 44,412
Jihua Group Corp., Ltd., Class
A 92,100 46,682
#*<Jinchuan Group
International Resources Co.,
Ltd. 1,185,000 36,592
Jinduicheng Molybdenum Co.,
Ltd., Class A 2,700 5,694
Jingjin Equipment, Inc., Class
A 14,100 30,191
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 13,796 346,418
Jinlei Technology Co., Ltd.,
Class A 15,600 64,176
Jinmao Property Services Co.,
Ltd. 55,000 19,743
Jinneng Science&Technology
Co., Ltd., Class A 38,400 33,859
Ω#*Jinxin Fertility Group, Ltd. 946,000 299,421
Jinyu Bio-Technology Co.,
Ltd., Class A 59,100 89,535
Ω#Jiumaojiu International
Holdings, Ltd. 219,000 49,874
Jizhong Energy Resources
Co., Ltd., Class A 105,100 90,458
Jointown Pharmaceutical
Group Co., Ltd., Class A 127,187 91,074
Jolywood Suzhou Sunwatt
Co., Ltd. 2,800 2,390
Joy City Property, Ltd. 1,628,000 123,584
Joyoung Co., Ltd., Class A 15,800 21,341
JS Corrugating Machinery Co.,
Ltd., Class A 37,100 65,165
ΩJS Global Lifestyle Co., Ltd. 274,000 62,752
JSTI Group, Class A 30,400 35,897
*Ju Teng International
Holdings, Ltd. 8,000 1,863
Kailuan Energy Chemical Co.,
Ltd., Class A 58,000 53,177
Kaishan Group Co., Ltd.,
Class A 43,100 97,065
Keda Industrial Group Co.,
Ltd., Class A 51,900 95,533
Keeson Technology Corp.,
Ltd., Class A 15,000 37,235
Keshun Waterproof
Technologies Co., Ltd., Class
A 28,600 20,078
#Kinetic Development Group,
Ltd. 1,122,000 210,767
Kingboard Holdings, Ltd. 271,000 970,721
#Kingboard Laminates
Holdings, Ltd. 133,500 223,639
Kingfa Sci & Tech Co., Ltd.,
Class A 54,600 154,779
KPC Pharmaceuticals, Inc.,
Class A 11,200 21,402

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Kuaijishan Shaoxing Wine
Co., Ltd. 23,400 $ 72,872
Kunlun Energy Co., Ltd. 1,672,000 1,535,998
*Kunlun Tech Co., Ltd., Class
A 5,100 32,989
Lao Feng Xiang Co., Ltd.,
Class A 9,600 64,968
Laobaixing Pharmacy Chain
JSC, Class A 24,800 57,802
LB Group Co., Ltd., Class A 78,700 203,428
Lee & Man Chemical Co., Ltd. 64,000 38,784
Lee & Man Paper
Manufacturing, Ltd. 490,000 173,374
Lee's Pharmaceutical
Holdings, Ltd. 46,500 11,427
ΩLegend Holdings Corp.,
Class H 220,800 285,226
Lenovo Group, Ltd. 214,000 312,787
Lens Technology Co., Ltd.,
Class A 86,800 358,668
*Leo Group Co., Ltd., Class A 31,500 23,618
Leoch International
Technology, Ltd. 145,000 26,678
Lepu Medical Technology
Beijing Co., Ltd., Class A 43,800 111,618
Leyard Optoelectronic Co.,
Ltd., Class A 44,700 43,180
*Li Auto, Inc., Class A 30,200 309,880
Li Ning Co., Ltd. 1,000,500 2,172,929
Lianhe Chemical Technology
Co., Ltd., Class A 36,100 59,962
Liaoning Energy Industry Co.,
Ltd., Class A 77,000 44,218
Liaoning Port Co., Ltd., Class
H 52,000 6,088
Lier Chemical Co., Ltd., Class
A 32,500 57,815
Lijiang Yulong Tourism Co.,
Ltd., Class A 39,200 47,994
Lingyi iTech Guangdong Co.,
Class A 48,700 106,874
*Liuzhou Iron & Steel Co., Ltd.,
Class A 40,900 31,010
Livzon Pharmaceutical Group,
Inc., Class H 2,800 11,262
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 19,300 66,282
Loncin Motor Co., Ltd., Class A 45,300 86,564
ΩLongfor Group Holdings, Ltd. 889,130 1,099,372
*LONGi Green Energy
Technology Co., Ltd., Class A 58,400 173,095
Longshine Technology Group
Co., Ltd., Class A 18,600 46,720
Lucky Harvest Co., Ltd. 9,620 54,366
Luoniushan Co., Ltd., Class A 41,900 43,122
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 6,000 44,480
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 32,600 35,611
Shares Value †
CHINA — (Continued)
Luxi Chemical Group Co., Ltd.,
Class A 50,400 $ 95,390
Ω*Luye Pharma Group, Ltd.,
Class A 951,500 384,410
Maanshan Iron & Steel Co.,
Ltd., Class H 340,000 111,551
Maccura Biotechnology Co.,
Ltd., Class A 30,000 49,282
Mango Excellent Media Co.,
Ltd., Class A 53,200 219,455
Ω#Maoyan Entertainment 173,092 147,877
Maoye Commercial Co., Ltd.,
Class A 32,400 18,378
Meihua Holdings Group Co.,
Ltd., Class A 68,700 107,744
Mesnac Co., Ltd., Class A 33,200 40,228
Metallurgical Corp. of China,
Ltd., Class H 1,291,000 393,668
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 67,600 39,579
Midea Group Co., Ltd., Class A 6,600 70,798
ΩMidea Real Estate Holding,
Ltd. 136,200 83,589
Ming Yang Smart Energy
Group, Ltd., Class A 43,100 91,619
*Minmetals Development Co.,
Ltd., Class A 24,700 31,732
Minth Group, Ltd. 314,000 1,391,390
MLS Co., Ltd., Class A 61,400 75,174
*MMG, Ltd. 740,000 657,909
Monalisa Group Co., Ltd.,
Class A 23,000 49,538
Moon Environment Technology
Co., Ltd., Class A 34,970 69,771
#Morimatsu International
Holdings Co., Ltd. 170,000 217,635
*MYS Group Co., Ltd., Class A 190,200 115,366
Nancal Technology Co., Ltd. 7,200 47,281
NanJi E-Commerce Co., Ltd.,
Class A 66,800 33,108
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 7,800 54,375
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 80,273
Nanjing Pharmaceutical Co.,
Ltd. 35,700 25,363
*Nanjing Tanker Corp., Class
A 116,734 53,595
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,100 74,223
NetDragon Websoft Holdings,
Ltd. 131,000 204,619
Neusoft Corp., Class A 33,800 49,925
Neutech Group, Ltd. 144,800 47,508
New China Life Insurance Co.,
Ltd., Class H 22,800 144,036
New Hope Liuhe Co., Ltd.,
Class A 119,500 163,254

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Nexteer Automotive Group,
Ltd. 227,000 $ 196,853
*Nine Dragons Paper
Holdings, Ltd., Class A 772,000 553,259
Ningbo Boway Alloy Material
Co., Ltd. 19,800 60,799
Ningbo Huaxiang Electronic
Co., Ltd., Class A 21,080 98,115
Ningbo Jintian Copper Group
Co., Ltd. 37,500 60,918
Ningbo Joyson Electronic
Corp., Class A 36,300 162,585
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 17,693
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,431 72,329
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 8,500 26,745
Ningbo Shanshan Co., Ltd.,
Class A 51,000 98,459
Ningbo Yunsheng Co., Ltd.,
Class A 28,800 57,703
Ningbo Zhoushan Port Co.,
Ltd., Class A 114,500 60,447
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 41,892
Ningxia Western Venture
Industrial Co., Ltd. 39,600 28,690
Norinco International
Cooperation, Ltd., Class A 81,300 127,505
North China Pharmaceutical
Co., Ltd. 27,000 22,746
North Huajin Chemical
Industries Co., Ltd., Class A 18,900 13,481
North Industries Group Red
Arrow Co., Ltd., Class A 700 1,805
Northeast Pharmaceutical
Group Co., Ltd., Class A 45,200 35,222
Northeast Securities Co., Ltd.,
Class A 72,500 92,429
Nuode New Materials Co.,
Ltd., Class A 52,500 52,189
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 24,000 23,959
Offshore Oil Engineering Co.,
Ltd., Class A 144,400 110,293
Onewo, Inc., Class H 96,000 275,443
Oppein Home Group, Inc.,
Class A 14,500 108,919
Opple Lighting Co., Ltd., Class
A 12,300 30,049
ORG Technology Co., Ltd.,
Class A 55,700 47,080
*Orient International
Enterprise, Ltd., Class A 28,800 33,805
ΩOrient Securities Co., Ltd.,
Class H 800 747
*Oriental Energy Co., Ltd.,
Class A 51,300 59,207
Shares Value †
CHINA — (Continued)
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 21,990 $ 48,597
PCI Technology Group Co.,
Ltd., Class A 57,200 55,094
*Pengxin International Mining
Co., Ltd., Class A 58,000 66,614
People's Insurance Co. Group
of China, Ltd. (The), Class H 888,000 797,489
Perennial Energy Holdings,
Ltd. 250,000 32,488
PetroChina Co., Ltd., Class H 8,766,000 9,045,485
PhiChem Corp., Class A 7,600 25,044
PICC Property & Casualty Co.,
Ltd., Class H 240,000 566,944
Ping An Bank Co., Ltd., Class
A 519,300 825,368
Ping An Insurance Group Co.
of China, Ltd. 2,336,000 16,876,354
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 76,000 90,702
*Polaris Bay Group Co., Ltd.,
Class A 55,400 57,249
#Poly Property Group Co., Ltd. 366,853 87,321
Porton Pharma Solutions, Ltd.,
Class A 7,600 28,438
ΩPostal Savings Bank of
China Co., Ltd., Class H 3,404,000 2,400,082
Pou Sheng International
Holdings, Ltd., Class A 864,000 52,804
Power Construction Corp. of
China, Ltd., Class A 515,700 408,375
Prinx Chengshan Holdings,
Ltd. 33,000 30,146
Pulike Biological Engineering,
Inc. 18,000 35,357
Pylon Technologies Co., Ltd.,
Class A 4,163 38,782
Q Technology Group Co., Ltd. 16,000 28,800
Qingdao Citymedia Co., Ltd. 35,000 33,367
Qingdao East Steel Tower
Stock Co., Ltd., Class A 32,300 80,044
Qingdao Gaoce Technology
Co., Ltd., Class A 23,655 38,029
Qingdao Gon Technology Co.,
Ltd., Class A 19,600 141,174
Qingdao Hanhe Cable Co.,
Ltd., Class A 103,400 54,442
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 18,000 35,559
ΩQingdao Port International
Co., Ltd., Class H 309,000 282,275
Qingdao Rural Commercial
Bank Corp., Class A 156,400 70,709
Qingdao Sentury Tire Co.,
Ltd., Class A 35,800 97,715
Qingdao Topscomm
Communication, Inc., Class A 21,600 21,533
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 10,900 14,677

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Qinhuangdao Port Co., Ltd.,
Class H 149,500 $ 55,974
Rainbow Digital Commercial
Co., Ltd., Class A 54,600 41,397
Renhe Pharmacy Co., Ltd.,
Class A 61,600 53,710
Rianlon Corp., Class A 6,700 37,676
*Risen Energy Co., Ltd., Class
A 16,800 25,404
Riyue Heavy Industry Co.,
Ltd., Class A 34,100 69,615
Rizhao Port Co., Ltd., Class A 377,300 168,460
Rongsheng Petrochemical
Co., Ltd., Class A 190,700 272,840
Runjian Co., Ltd., Class A 6,100 37,659
Sailun Group Co., Ltd., Class
A 2,900 6,250
Sanan Optoelectronics Co.,
Ltd., Class A 122,400 238,364
Sanjiang Shopping Club Co.,
Ltd., Class A 21,000 40,807
Sansteel Minguang Co., Ltd.,
Class A 64,400 40,509
Sansure Biotech, Inc., Class A 13,167 40,764
#Sany Heavy Equipment
International Holdings Co., Ltd. 428,000 403,649
Sany Heavy Industry Co., Ltd.,
Class A 127,300 395,721
Satellite Chemical Co., Ltd.,
Class A 40,220 101,139
SDIC Capital Co., Ltd., Class A 114,800 126,369
Sealand Securities Co., Ltd.,
Class A 119,000 76,357
*Seazen Group, Ltd., Class A 902,000 254,160
*Seazen Holdings Co., Ltd.,
Class A 46,400 92,315
*<S-Enjoy Service Group Co.,
Ltd. 87,000 11,753
SF Holding Co., Ltd., Class A 52,400 296,717
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 112,700 62,345
Shaanxi Coal Industry Co.,
Ltd., Class A 273,400 871,379
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 83,900 44,646
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 8,138
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 109,250 122,714
Shandong Bohui Paper
Industrial Co., Ltd., Class A 30,500 21,369
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 20,800 50,640
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 20,204
Shandong Haihua Co., Ltd.,
Class A 36,700 28,701
Shares Value †
CHINA — (Continued)
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 300 $ 2,820
*Shandong Hi-Speed New
Energy Group, Ltd. 114,000 24,348
*Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 81,900 70,260
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 69,800 251,573
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 53,200 27,787
Shandong Humon Smelting
Co., Ltd., Class A 42,200 78,389
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 19,300 47,422
Shandong Jinjing Science &
Technology Co., Ltd., Class A 34,800 25,652
*Shandong Linglong Tyre Co.,
Ltd., Class A 48,800 105,380
Shandong Nanshan Aluminum
Co., Ltd., Class A 406,000 262,791
Shandong Pharmaceutical
Glass Co., Ltd., Class A 14,400 42,256
Shandong Publishing & Media
Co., Ltd., Class A 42,700 50,121
Shandong Sun Paper Industry
JSC, Ltd., Class A 89,911 179,513
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,100,400 768,788
Shandong Xiantan Co., Ltd.,
Class A 33,500 29,632
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 70,000 62,595
*Shanghai Baosteel Packaging
Co., Ltd., Class A 17,400 13,486
Shanghai Bright Meat Group
Co., Ltd., Class A 37,400 35,760
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 20,100 30,846
Shanghai Construction Group
Co., Ltd., Class A 262,400 103,895
Shanghai Datun Energy
Resources Co., Ltd., Class A 31,500 61,078
*Shanghai Electric Group Co.,
Ltd., Class H 316,000 184,180
Shanghai Environment Group
Co., Ltd., Class A 94,400 110,010
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 215,000 658,925
Shanghai Gench Education
Group, Ltd. 31,500 10,862
Shanghai Huayi Group Co.,
Ltd., Class A 59,500 66,415
Shanghai Industrial Holdings,
Ltd. 176,000 308,875

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Industrial Urban
Development Group, Ltd. 266,000 $ 11,636
Shanghai International Airport
Co., Ltd., Class A 20,200 91,580
Shanghai Jahwa United Co.,
Ltd., Class A 15,700 55,285
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 29,400 92,919
*Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 20,600 17,846
Shanghai Lingang Holdings
Corp., Ltd., Class A 71,600 113,599
*Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 27,400 32,931
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 72,295
Shanghai Moons' Electric Co.,
Ltd., Class A 2,800 28,836
*Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 270,800 408,001
*Shanghai Pudong
Construction Co., Ltd., Class A 25,200 28,553
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 625,565
Shanghai Putailai New Energy
Technology Group Co., Ltd. 20,200 82,902
Shanghai QiFan Cable Co.,
Ltd., Class A 25,300 66,640
*Shanghai RAAS Blood
Products Co., Ltd., Class A 150,900 142,801
Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 63,479
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 210,308
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 44,200 64,666
Shanghai Stonehill Technology
Co., Ltd., Class A 87,900 97,622
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 50,283
Shanghai Tunnel Engineering
Co., Ltd., Class A 76,100 70,520
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 14,900 22,887
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 73,500 57,378
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 319,899
*Shanghai Zhenhua Heavy
Industries Co., Ltd. 124,400 82,616
Shanghai Zhonggu Logistics
Co., Ltd., Class A 64,404 100,012
Shares Value †
CHINA — (Continued)
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 37,700 $ 41,817
Shantou Wanshun New
Material Group Co., Ltd., Class
A 36,600 32,631
Shanxi Blue Flame Holding
Co., Ltd., Class A 33,900 34,460
Shanxi Coal International
Energy Group Co., Ltd., Class
A 57,700 89,439
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 197,900 203,395
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 44,200 21,907
Shanxi Hi-speed Group Co.,
Ltd. 31,500 22,910
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 45,600 43,089
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 25,800 10,396
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 64,611 134,261
*Shanxi Meijin Energy Co.,
Ltd., Class A 89,600 65,921
Shanxi Securities Co., Ltd.,
Class A 55,300 49,692
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 111,400 65,849
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 41,357
Shanying International Holding
Co., Ltd., Class A 100,400 24,951
Shenma Industry Co., Ltd. 44,400 61,903
Shenzhen Agricultural Power
Group Co., Ltd., Class A 40,500 48,619
Shenzhen Airport Co., Ltd.,
Class A 70,600 71,569
Shenzhen Aisidi Co., Ltd.,
Class A 31,200 54,276
Shenzhen Center Power Tech
Co., Ltd., Class A 100 322
Shenzhen Cereals Holdings
Co., Ltd., Class A 37,700 36,947
Shenzhen Comix Group Co.,
Ltd., Class A 10,200 9,209
Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 36,500
Shenzhen Desay Battery
Technology Co., Class A 19,330 76,264
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 10,000 53,368
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 20,800 21,027
Shenzhen Gas Corp., Ltd.,
Class A 64,300 60,669
Shenzhen Gongjin Electronics
Co., Ltd., Class A 16,600 27,829

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 75,500 $ 52,262
Shenzhen Hopewind Electric
Co., Ltd. 12,800 54,275
Shenzhen International
Holdings, Ltd. 618,454 640,559
*Shenzhen Investment, Ltd. 64,000 6,917
Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 24,860
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 10,348
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 22,998
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 14,200 34,313
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 19,000 43,804
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 26,400 41,367
Shenzhen Leaguer Co., Ltd.,
Class A 52,400 67,981
Shenzhen Microgate
Technology Co., Ltd., Class A 15,100 26,925
Shenzhen MTC Co., Ltd.,
Class A 160,000 138,159
Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 46,461
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 126,600 42,305
Shenzhen SC New Energy
Technology Corp., Class A 8,200 108,811
Shenzhen Senior Technology
Material Co., Ltd., Class A 40,900 81,832
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 800 2,678
Shenzhen Tagen Group Co.,
Ltd., Class A 83,300 44,327
Shenzhen Topraysolar Co.,
Ltd. 68,600 35,156
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 14,268
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 167,954
*Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 61,296 39,245
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,000 29,446
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 126,589 97,933
Shenzhou International Group
Holdings, Ltd. 20,700 178,710
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 1,400 12,718
Shares Value †
CHINA — (Continued)
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 $ 124,868
Shinva Medical Instrument
Co., Ltd., Class A 21,000 45,849
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 41,428
Shui On Land, Ltd. 1,423,000 129,993
Sichuan Changhong Electric
Co., Ltd., Class A 94,000 134,356
Sichuan Chengfei Integration
Technology Corp., Class A 3,000 17,834
Sichuan Development Lomon
Co., Ltd., Class A 36,200 56,672
*Sichuan EM Technology Co.,
Ltd., Class A 25,600 71,636
*Sichuan Haite High-tech Co.,
Ltd., Class A 12,800 22,591
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 191,000 58,462
Sichuan Hexie Shuangma Co.,
Ltd., Class A 26,400 75,394
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 22,500 110,569
*Sichuan Lutianhua Co., Ltd.,
Class A 60,600 36,502
Sichuan New Energy Power
Co., Ltd., Class A 44,000 75,926
Sichuan Road and Bridge
Group Co., Ltd., Class A 227,280 302,519
Sichuan Yahua Industrial
Group Co., Ltd., Class A 25,900 73,857
SIIC Environment Holdings,
Ltd., Class F 377,000 54,327
Sinofert Holdings, Ltd. 428,000 83,703
Sinolink Securities Co., Ltd.,
Class A 79,000 109,589
Sinoma International
Engineering Co., Class A 98,800 132,062
Sinoma Science & Technology
Co., Ltd., Class A 33,800 164,438
Sinomach Automobile Co.,
Ltd., Class A 43,700 38,225
*Sinomach Heavy Equipment
Group Co., Ltd. 100,300 49,853
Sinopec Engineering Group
Co., Ltd., Class H 550,500 518,471
*Sinopec Oilfield Equipment
Corp., Class A 23,200 23,616
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,150,000 196,791
Sinopharm Group Co., Ltd.,
Class H 579,200 1,443,491
Sino-Platinum Metals Co., Ltd.,
Class A 20,600 48,129
Sinosteel Engineering &
Technology Co., Ltd., Class A 74,100 66,586
Sinotrans, Ltd., Class H 674,000 457,011

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Sinotruk Jinan Truck Co.,
Ltd., Class A 38,600 $ 98,312
Skyworth Digital Co., Ltd.,
Class A 29,500 56,330
*Skyworth Group, Ltd. 270,000 136,872
Snowsky Salt Industry Group
Co., Ltd., Class A 59,000 47,218
Solareast Holdings Co., Ltd.,
Class A 14,700 20,867
SooChow Securities Co., Ltd.,
Class A 93,600 126,162
Southern Publishing & Media
Co., Ltd. 30,500 60,553
Southwest Securities Co., Ltd.,
Class A 107,700 71,677
SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 12,300 23,072
#SSY Group, Ltd. 556,000 221,765
Stanley Agricultural Group Co.,
Ltd., Class A 39,600 54,210
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 50,600 51,081
State Grid Yingda Co., Ltd.,
Class A 71,800 65,023
STO Express Co., Ltd., Class
A 30,400 66,202
Sumavision Technologies Co.,
Ltd., Class A 53,100 42,124
Sumec Corp., Ltd., Class A 43,900 69,651
Sun Art Retail Group, Ltd. 916,000 222,748
Sun King Technology Group,
Ltd. 428,000 111,237
Sunflower Pharmaceutical
Group Co., Ltd., Class A 18,200 37,308
*Suning Universal Co., Ltd.,
Class A 120,100 43,000
Sunrise Group Co., Ltd., Class
A 31,800 25,807
*Sunshine Lake Pharma Co.,
Ltd., Class H 1,602 9,440
Sunstone Development Co.,
Ltd., Class A 19,800 68,444
Suntak Technology Co., Ltd.,
Class A 39,400 78,775
Sunward Intelligent Equipment
Co., Ltd., Class A 57,300 106,599
Sunwoda Electronic Co., Ltd.,
Class A 23,800 119,798
Suofeiya Home Collection Co.,
Ltd., Class A 10,900 19,911
Suzhou Anjie Technology Co.,
Ltd., Class A 16,900 33,030
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 393,366
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 76,100 36,328
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 70,900 59,131
Shares Value †
CHINA — (Continued)
Suzhou Secote Precision
Electronic Co., Ltd., Class A 140 $ 942
*Taiyuan Heavy Industry Co.,
Ltd., Class A 133,200 51,991
Tangrenshen Group Co., Ltd.,
Class A 53,100 35,563
TangShan Port Group Co.,
Ltd., Class A 162,500 90,579
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 60,000 48,018
Tasly Pharmaceutical Group
Co., Ltd., Class A 38,200 82,866
Tayho Advanced Materials
Group Co., Ltd., Class A 41,700 58,666
TBEA Co., Ltd., Class A 101,590 279,284
TCL Electronics Holdings, Ltd. 437,000 518,966
TCL Technology Group Corp.,
Class A 633,470 383,342
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 69,200 91,914
TDG Holdings Co., Ltd. 30,900 44,557
Ten Pao Group Holdings, Ltd. 92,000 26,870
Tencent Music Entertainment
Group, ADR 41,088 917,084
Tian An China Investment Co.,
Ltd. 29,000 16,940
Tian Di Science & Technology
Co., Ltd., Class A 106,700 89,588
Tiangong International Co.,
Ltd. 688,000 261,136
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 62,000 34,062
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 99,000 53,098
Tianjin Port Co., Ltd., Class A 96,700 65,306
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 9,600 29,047
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 37,400 22,317
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 14,800 13,652
*Tianma Microelectronics Co.,
Ltd., Class A 71,600 97,615
Tianneng Battery Group Co.,
Ltd. 11,256 53,560
Tianqi Lithium Corp. 49,000 300,726
Tianrun Industry Technology
Co., Ltd., Class A 54,600 48,833
Tianshan Aluminum Group
Co., Ltd., Class A 156,300 293,409
TianShan Material Co., Ltd.,
Class A 65,800 55,617
Tianshui Huatian Technology
Co., Ltd., Class A 59,900 101,428
Tinergy Chemical Co., Ltd.,
Class A 71,260 55,829

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Titan Wind Energy Suzhou
Co., Ltd., Class A 55,800 $ 60,013
Tofflon Science & Technology
Group Co., Ltd., Class A 27,300 65,009
Toly Bread Co., Ltd., Class A 61,200 46,831
#Tong Ren Tang Technologies
Co., Ltd., Class H 243,000 145,071
Tongcheng Travel Holdings,
Ltd. 52,400 144,278
TongFu Microelectronics Co.,
Ltd., Class A 18,200 108,476
Tongkun Group Co., Ltd.,
Class A 70,600 140,957
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 35,223
Tongling Nonferrous Metals
Group Co., Ltd., Class A 405,500 301,182
*Tongwei Co., Ltd., Class A 55,800 194,141
*Tongyu Heavy Industry Co.,
Ltd., Class A 70,800 30,617
Topsec Technologies Group,
Inc., Class A 25,100 36,722
ΩTopsports International
Holdings, Ltd. 93,000 36,854
TravelSky Technology, Ltd.,
Class H 406,000 534,912
*Trina Solar Co., Ltd., Class A 47,104 134,720
Trip.com Group, Ltd. 75,800 5,300,597
Truking Technology, Ltd.,
Class A 15,000 23,588
*Tsinghua Tongfang Co., Ltd.,
Class A 66,100 80,928
Tsingtao Brewery Co., Ltd.,
Class H 4,000 27,019
TSP Wind Power Group Co.,
Ltd. 47,000 55,960
UE Furniture Co., Ltd., Class A 100 161
Unilumin Group Co., Ltd.,
Class A 54,700 56,680
Unisplendour Corp., Ltd.,
Class A 27,400 104,179
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 31,300 105,868
V V Food & Beverage Co.,
Ltd., Class A 61,800 31,064
Valiant Co., Ltd., Class A 30,200 59,406
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 23,082
Vatti Corp., Ltd., Class A 31,600 28,351
Venustech Group, Inc., Class
A 18,700 41,116
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 557,268
Vipshop Holdings, Ltd.,
Sponsored ADR 139,633 2,442,181
Ω*Viva Biotech Holdings 467,000 146,610
#*Vnet Group, Inc., Sponsored
ADR 3,495 36,348
Shares Value †
CHINA — (Continued)
*Walvax Biotechnology Co.,
Ltd., Class A 41,100 $ 70,575
Wangneng Environment Co.,
Ltd., Class A 13,600 32,634
Wangsu Science &
Technology Co., Ltd., Class A 81,100 131,746
Wanhua Chemical Group Co.,
Ltd., Class A 94,200 828,354
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 10,044
Wasion Holdings, Ltd. 198,000 318,443
Wasu Media Holding Co., Ltd.,
Class A 57,900 64,141
Weichai Power Co., Ltd., Class
H 796,000 1,643,782
Weifu High-Technology Group
Co., Ltd., Class A 17,000 51,199
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 14,500 20,827
Wellhope Foods Co., Ltd.,
Class A 36,100 38,876
Wencan Group Co., Ltd.,
Class A 7,000 21,249
West China Cement, Ltd. 806,000 307,998
Western Mining Co., Ltd.,
Class A 26,800 90,196
Western Securities Co., Ltd.,
Class A 82,200 99,140
Windey Energy Technology
Group Co., Ltd., Class A 23,600 60,539
*Wingtech Technology Co.,
Ltd., Class A 24,500 154,797
Winner Medical Co., Ltd.,
Class A 14,700 85,241
Wolong Electric Group Co.,
Ltd., Class A 32,640 221,029
*World Union Group, Inc.,
Class A 7,700 2,508
Wuchan Zhongda Group Co.,
Ltd., Class A 142,700 117,209
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 5,600 15,120
Wuhu Token Science Co.,
Ltd., Class A 61,700 53,797
Wuling Motors Holdings, Ltd.,
Class A 250,000 16,405
Wushang Group Co., Ltd.,
Class A 33,000 46,287
Ω*Wuxi Biologics Cayman,
Inc., Class A 83,000 386,583
*Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 119,386
Wuxi Paike New Materials
Technology Co., Ltd., Class A 5,400 52,975
*Wuxi Rural Commercial Bank
Co., Ltd. 87,500 74,573
Wuxi Taiji Industry, Ltd. Co.,
Class A 66,000 80,343

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
XCMG Construction Machinery
Co., Ltd., Class A 456,000 $ 681,223
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 156,000 20,072
*Xiamen Bank Co., Ltd., Class
A 72,900 72,160
Xiamen C & D, Inc., Class A 52,800 75,542
Xiamen Changelight Co., Ltd.,
Class A 29,800 50,041
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 29,000 28,339
Xiamen Port Development Co.,
Ltd., Class A 42,100 61,771
*Xiamen Xiangyu Co., Ltd.,
Class A 88,400 103,142
Xi'An Shaangu Power Co.,
Ltd., Class A 56,700 69,260
Xiandai Investment Co., Ltd.,
Class A 95,000 56,555
Xiangcai Co., Ltd., Class A 11,800 21,356
Xiangpiaopiao Food Co., Ltd.,
Class A 3,000 5,547
Xianhe Co., Ltd., Class A 10,700 34,343
*Xilinmen Furniture Co., Ltd.,
Class A 13,500 32,412
Ximei Resources Holding, Ltd. 15,000 14,340
Xinfengming Group Co., Ltd.,
Class A 47,000 104,859
Xinjiang Joinworld Co., Ltd.,
Class A 47,900 54,543
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 89,000 58,856
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 294,000 97,972
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 41,600 53,035
Xinjiang Zhongtai Chemical
Co., Ltd., Class A 99,000 65,330
Xinxiang Chemical Fiber Co.,
Ltd., Class A 83,800 51,417
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 96,800 58,850
#Xinyi Energy Holdings, Ltd. 993,765 162,384
#Xinyi Solar Holdings, Ltd. 1,987,160 915,318
Xinzhi Group Co., Ltd., Class A 17,500 70,199
Xtep International Holdings,
Ltd. 686,692 497,424
Xuji Electric Co., Ltd., Class A 24,400 90,580
Yangling Metron New Material,
Inc., Class A 27,020 63,204
Yankuang Energy Group Co.,
Ltd., Class H 1,165,600 1,600,184
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 11,200 33,809
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 21,300 149,531
Shares Value †
CHINA — (Continued)
Yechiu Metal Recycling China,
Ltd., Class A 61,200 $ 26,895
Yeebo International Holdings,
Ltd. 40,000 22,593
Yibin Tianyuan Group Co.,
Ltd., Class A 38,400 31,379
Yifan Pharmaceutical Co., Ltd.,
Class A 26,200 48,447
Yihai International Holding,
Ltd. 7,000 10,736
Yingkou Jinchen Machinery
Co., Ltd. 2,800 11,531
Yixintang Pharmaceutical
Group Co., Ltd., Class A 15,300 28,807
Yonfer Agricultural Technology
Co., Ltd., Class A 37,600 78,502
Yongjin Technology Group
Co., Ltd. 12,800 32,942
YongXing Special Materials
Technology Co., Ltd., Class A 12,800 88,350
Yotrio Group Co., Ltd., Class A 74,300 40,268
Youcare Pharmaceutical
Group Co., Ltd. 1,306 3,974
*Youngor Fashion Co., Ltd.,
Class A 93,400 98,354
YTO Express Group Co., Ltd.,
Class A 112,900 271,382
*YuanShengTai Dairy Farm,
Ltd. 219,000 7,185
Yuexiu Property Co., Ltd. 221,000 127,387
Yueyang Forest & Paper Co.,
Ltd., Class A 53,600 33,489
Yum China Holdings, Inc. 9,900 428,274
YUNDA Holding Group Co.,
Ltd., Class A 85,200 87,087
Yunnan Aluminium Co., Ltd.,
Class A 68,400 220,789
Yunnan Baiyao Group Co.,
Ltd., Class A 2,700 21,479
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 149,200 141,192
Yunnan Copper Co., Ltd.,
Class A 53,800 136,270
Yunnan Energy Investment
Co., Ltd., Class A 27,200 46,363
*Yunnan Energy New Material
Co., Ltd., Class A 21,100 143,743
Yunnan Tin Co., Ltd., Class A 47,300 157,329
Yunnan Yuntianhua Co., Ltd.,
Class A 31,500 127,199
Yutong Bus Co., Ltd., Class A 5,000 22,696
Zanyu Technology Group Co.,
Ltd. 8,200 12,791
ZBOM Home Collection Co.,
Ltd., Class A 18,800 24,548
Zhefu Holding Group Co., Ltd.,
Class A 145,600 84,021
*Zhejiang Century Huatong
Group Co., Ltd., Class A 121,200 298,990

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 $ 182,948
Zhejiang Chint Electrics Co.,
Ltd., Class A 66,800 269,085
Zhejiang Communications
Technology Co., Ltd., Class A 160,360 94,114
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 64,300 42,251
Zhejiang Dafeng Industry Co.,
Ltd. 11,600 21,369
Zhejiang Dahua Technology
Co., Ltd., Class A 81,100 232,861
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 30,200 57,625
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 40,100 53,487
Zhejiang Hailiang Co., Ltd.,
Class A 48,300 78,056
Zhejiang Hailide New Material
Co., Ltd., Class A 39,800 32,635
Zhejiang Hangmin Co., Ltd.,
Class A 23,700 23,792
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 64,800 101,991
Zhejiang Huace Film &
Television Co., Ltd., Class A 34,300 36,986
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 17,300 42,532
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 62,500 568,728
Zhejiang International Group
Co., Ltd. 12,700 19,739
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 42,400 50,781
Zhejiang Jingu Co., Ltd., Class
A 52,600 76,438
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 23,700 62,692
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 35,600 99,769
Zhejiang Longsheng Group
Co., Ltd., Class A 86,200 127,444
Zhejiang Medicine Co., Ltd.,
Class A 25,300 51,721
*Zhejiang Narada Power
Source Co., Ltd., Class A 43,600 115,577
Zhejiang NHU Co., Ltd., Class
A 27,600 94,167
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 22,200 50,028
Zhejiang Runtu Co., Ltd.,
Class A 51,600 53,033
Zhejiang Semir Garment Co.,
Ltd., Class A 82,000 62,286
Shares Value †
CHINA — (Continued)
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 72,400 $ 55,706
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 2,300 6,536
Zhejiang Southeast Space
Frame Co., Ltd., Class A 59,400 38,781
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 2,600 4,070
Zhejiang Taihua New Material
Group Co., Ltd., Class A 34,600 42,945
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 6,500 23,929
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 127,535
Zhejiang Wanliyang Co., Ltd.,
Class A 123,900 156,914
Zhejiang Wanma Co., Ltd.,
Class A 45,100 113,664
Zhejiang Wansheng Co., Ltd.,
Class A 18,900 30,066
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 32,900 43,745
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 48,700 68,924
Zhejiang Xinao Textiles, Inc. 18,000 20,218
Zhejiang Yasha Decoration
Co., Ltd., Class A 39,700 22,464
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 162,386
Zhende Medical Co., Ltd.,
Class A 10,400 138,720
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 54,000 40,942
Zheshang Development Group
Co., Ltd. 35,400 30,369
Zheshang Securities Co., Ltd.,
Class A 10,300 16,805
Zhewen Interactive Group Co.,
Ltd., Class A 37,800 46,280
Zhongji Innolight Co., Ltd.,
Class A 7,560 502,082
Zhongjin Gold Corp., Ltd.,
Class A 30,100 93,695
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 87,900 151,185
Zhongsheng Group Holdings,
Ltd. 306,500 484,267
Zhongtai Securities Co., Ltd.,
Class A 102,200 100,159
*ZhongYeDa Electric Co., Ltd.,
Class A 16,100 22,108
Zhongyuan Environment-
Protection Co., Ltd., Class A 28,500 35,214

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
ΩZhou Hei Ya International
Holdings Co., Ltd. 309,000 $ 72,358
Zhuhai Huafa Properties Co.,
Ltd., Class A 54,000 37,303
Zhuhai Port Co., Ltd., Class A 27,800 21,546
Zhuzhou CRRC Times Electric
Co., Ltd. 197,500 1,006,787
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 7,213
Zhuzhou Kibing Group Co.,
Ltd., Class A 100,400 100,086
Zhuzhou Times New Material
Technology Co., Ltd., Class A 15,200 31,159
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 87,300 58,958
ZJAMP Group Co., Ltd., Class
A 28,800 38,294
ZJMI Environmental Energy
Co., Ltd., Class A 12,400 24,618
#ZMJ Group Co., Ltd., Class H 86,400 238,783
*Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 576,000 555,827
#ZTE Corp., Class H 9,800 41,484
ZTO Express Cayman, Inc. 177,350 3,253,919
TOTAL CHINA 333,570,533
COLOMBIA — (0.1%)
Almacenes Exito SA 52,323 50,146
Banco de Bogota SA 1,938 19,126
Cementos Argos SA 49,601 132,592
*Corp Financiera Colombiana
SA 95,459 450,516
Grupo Argos SA 117,566 529,878
Grupo de Inversiones
Suramericana SA 28,636 347,584
Mineros SA, Class A 40,559 142,880
Organizacion Terpel SA 18,867 80,441
TOTAL COLOMBIA 1,753,163
CZECHIA — (0.1%)
CEZ A/S 262 16,066
Komercni Banka A/S 32,966 1,690,043
ΩMoneta Money Bank A/S 495 4,197
TOTAL CZECHIA 1,710,306
FRANCE — (0.0%)
Carrefour SA 11,913 188,744
TOTAL FRANCE 188,744
GREECE — (0.8%)
Alpha Bank SA 681,274 2,673,513
Autohellas Tourist and Trading
SA 3,412 43,635
Bank of Greece 2,838 48,643
#ElvalHalcor SA 23,016 85,008
Eurobank Ergasias Services
and Holdings SA 195,576 736,119
Fourlis Holdings SA 18,052 85,530
GEK TERNA SA 13,473 360,462
HELLENiQ ENERGY Holdings
S.A. 44,054 388,473
Shares Value †
GREECE — (Continued)
*LAMDA Development SA,
Class A 8,536 $ 72,906
Motor Oil Hellas Corinth
Refineries SA 31,540 947,219
National Bank of Greece SA 49,369 726,233
Piraeus Financial Holdings SA 408,887 3,195,963
Thrace Plastics Holding and
Co., Class A 6,595 29,648
Titan SA 5,931 266,293
TOTAL GREECE 9,659,645
HONG KONG — (0.0%)
*Shougang Century Holdings,
Ltd. 138,000 13,849
Truly International Holdings,
Ltd. 666,000 97,687
TOTAL HONG KONG 111,536
HUNGARY — (0.1%)
MOL Hungarian Oil & Gas PLC 174,895 1,540,687
Opus Global Nyrt 7,720 12,567
*Richter Gedeon Nyrt 1,484 45,799
TOTAL HUNGARY 1,599,053
INDIA — (16.6%)
*5Paisa Capital, Ltd. 1,555 5,460
Aarti Drugs, Ltd. 19,914 110,168
Aarti Industries, Ltd. 9,953 42,600
Aarti Pharmalabs, Ltd. 25,470 244,439
ACC, Ltd. 23,447 496,957
*Adani Power, Ltd. 227,210 404,017
Aditya Birla Real Estate, Ltd. 9,807 207,328
Advanced Enzyme
Technologies, Ltd. 22,426 77,822
AGI Greenpac, Ltd. 12,183 112,496
Ajmera Realty & Infra India,
Ltd. 9,397 113,488
Alembic Pharmaceuticals, Ltd. 4,213 42,590
Alembic, Ltd. 37,343 41,814
*Allcargo Logistics, Ltd. 97,214 37,672
Allied Digital Services, Ltd. 6,105 12,352
Amara Raja Energy & Mobility,
Ltd. 74,574 844,060
Ambuja Cements, Ltd. 190,388 1,212,615
Anant Raj, Ltd. 13,594 98,680
Andhra Sugars, Ltd. (The) 17,760 16,261
Antelopus Selan Energy, Ltd. 4,541 29,273
Ω*Antony Waste Handling
Cell, Ltd., Class A 7,438 45,614
Apar Industries, Ltd. 1,051 102,660
Apollo Tyres, Ltd. 191,070 1,079,422
Arvind, Ltd. 93,795 336,842
*Ashoka Buildcon, Ltd., Class
A 70,172 162,570
ΩAster DM Healthcare, Ltd. 9,232 70,516
Atul, Ltd. 152 9,867
Aurobindo Pharma, Ltd. 137,476 1,763,763
Automotive Axles, Ltd. 1,547 29,638
Avanti Feeds, Ltd. 30,098 236,454
Axis Bank, Ltd. 1,120,882 15,566,113
Axis Bank, Ltd., GDR 475 32,537

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
*Bajaj Consumer Care, Ltd. 4,669 $ 14,579
*Bajaj Hindusthan Sugar, Ltd. 429,962 106,993
Bajaj Holdings & Investment,
Ltd. 4,949 685,893
Balaji Amines, Ltd. 3,052 48,446
Balmer Lawrie & Co., Ltd. 24,380 55,513
Balrampur Chini Mills, Ltd. 76,246 394,194
Banco Products India, Ltd. 2,900 23,178
ΩBandhan Bank, Ltd. 372,705 657,315
Bank of Baroda 358,131 1,123,153
Bank of India 188,344 296,780
Bank of Maharashtra 507,614 337,547
Bannari Amman Sugars, Ltd.,
Class F 856 34,718
BCL Industries, Ltd. 46,477 20,890
Bhansali Engineering
Polymers, Ltd. 40,610 45,033
Bharat Bijlee, Ltd. 3,673 125,096
Bharat Heavy Electricals, Ltd. 283,959 849,242
Biocon, Ltd. 176,775 740,983
Birla Corp., Ltd. 12,352 164,023
BirlaNu, Ltd. 224 4,838
*BL Kashyap & Sons, Ltd. 12,856 8,552
Bliss Gvs Pharma, Ltd. 15,118 26,714
Bombay Burmah Trading Co. 8,542 190,602
*Brightcom Group, Ltd. 534,638 81,848
BSE, Ltd. 6,522 182,131
Canara Bank 899,612 1,388,263
*Capacit'e Infraprojects, Ltd. 42,187 136,273
*Cartrade Tech, Ltd. 14,295 486,236
Ceat, Ltd. 13,262 602,466
Cemindia Projects, Ltd. 5,722 52,227
Century Enka, Ltd. 6,304 33,199
Chambal Fertilisers and
Chemicals, Ltd. 106,660 577,749
Cholamandalam Financial
Holdings, Ltd. 845 18,206
CIE Automotive India, Ltd. 57,438 279,648
*Cigniti Technologies, Ltd. 84 1,625
City Union Bank, Ltd. 190,473 490,648
CMS Info Systems, Ltd. 3,932 16,446
ΩCochin Shipyard, Ltd. 22,780 459,212
Confidence Petroleum India,
Ltd. 19,193 9,005
Container Corp. of India, Ltd. 7,260 44,592
Coromandel International, Ltd. 6,399 153,150
Cosmo First, Ltd. 5,417 50,764
*CSB Bank, Ltd., Class H 25,508 118,774
Cyient, Ltd. 35,027 458,695
*Dalmia Bharat Refractories,
Ltd. 105 –
Dalmia Bharat Sugar &
Industries, Ltd. 5,077 19,671
Dalmia Bharat, Ltd. 24,517 579,098
Datamatics Global Services,
Ltd. 6,474 68,134
DB Corp., Ltd. 21,876 65,920
DCB Bank, Ltd. 83,600 148,749
DCM Shriram Industries, Ltd. 14,394 28,040
Shares Value †
INDIA — (Continued)
DCM Shriram, Ltd. 8,989 $ 129,735
DCW, Ltd. 89,146 63,527
Deep Industries, Ltd. 12,253 66,710
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 49,906 838,557
*Delhivery, Ltd. 113,273 594,557
Delta Corp., Ltd. 67,507 59,133
Dhampur Bio Organics, Ltd. 236 210
*Dhanlaxmi Bank, Ltd. 32,636 9,735
Dhanuka Agritech, Ltd. 1,199 18,561
*Digitide Solutions, Ltd. 16,247 29,013
ΩDilip Buildcon, Ltd. 21,817 121,691
*Dishman Carbogen Amcis,
Ltd. 25,779 84,738
DLF, Ltd. 93,739 798,571
Dollar Industries, Ltd. 1,321 5,329
Dr. Reddy's Laboratories, Ltd. 4,220 56,931
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 190,781 2,535,479
*EID Parry India, Ltd. 43,395 524,233
Eimco Elecon India, Ltd.,
Class A 1,118 23,476
Electrosteel Castings, Ltd. 188,583 193,849
Engineers India, Ltd. 75,069 170,973
EPL, Ltd. 46,964 106,608
ΩEquitas Small Finance Bank,
Ltd. 50,685 32,539
Escorts Kubota, Ltd. 3,117 132,954
*Eternal, Ltd. 76,384 273,411
*Eureka Forbes, Ltd. 29,678 186,684
Everest Kanto Cylinder, Ltd. 18,903 31,166
Exide Industries, Ltd., Class F 245,973 1,058,193
Expleo Solutions, Ltd., Class A 1,455 16,629
FDC, Ltd. 8,479 43,999
Federal Bank, Ltd. 826,978 2,204,219
*Federal-Mogul Goetze India,
Ltd. 2,745 14,210
FIEM Industries, Ltd. 56 1,317
Filatex India, Ltd. 53,282 38,060
Finolex Cables, Ltd. 38,208 338,259
Finolex Industries, Ltd. 107,374 227,409
Firstsource Solutions, Ltd. 185,332 738,854
Fortis Healthcare, Ltd. 51,313 591,360
G R Infraprojects, Ltd. 9,696 127,421
Gabriel India, Ltd. 1,668 23,936
GAIL India, Ltd. 1,197,615 2,465,619
Garware Hi-Tech Films, Ltd. 3,768 144,818
Gateway Distriparks, Ltd. 106,752 76,855
ΩGeneral Insurance Corp. of
India 18,406 77,587
Genus Power Infrastructures,
Ltd. 10,230 39,285
Geojit Financial Services, Ltd. 41,431 34,542
GHCL Textiles, Ltd. 44,928 39,021
GHCL, Ltd. 26,191 188,884
ΩGland Pharma, Ltd. 5,800 126,027
Glenmark Pharmaceuticals,
Ltd. 47,479 1,011,502
Globus Spirits, Ltd. 6,773 88,223

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Godawari Power and Ispat,
Ltd. 135,157 $ 432,003
Godfrey Phillips India, Ltd. 12,375 429,041
*Godrej Industries, Ltd., Class
A 104 1,295
*Godrej Properties, Ltd., Class
A 99 2,552
Goldiam International, Ltd. 11,825 47,708
Goodluck India, Ltd. 7,083 100,191
Goodyear India, Ltd. 36 397
Granules India, Ltd. 81,173 517,188
Graphite India, Ltd. 40,218 282,319
Grasim Industries, Ltd. 89,139 2,903,679
Grauer & Weil India, Ltd. 872 832
Great Eastern Shipping Co.,
Ltd. (The) 52,629 651,910
Greaves Cotton, Ltd., Class A 58,977 151,497
Greenpanel Industries, Ltd. 21,852 70,131
Gujarat Alkalies & Chemicals,
Ltd. 7,014 45,199
Gujarat Ambuja Exports, Ltd. 59,820 71,235
Gujarat Mineral Development
Corp., Ltd. 37,157 248,756
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 36,610 207,421
Gujarat Pipavav Port, Ltd. 89,305 167,622
Gujarat State Petronet, Ltd. 103,851 362,251
Gulf Oil Lubricants India, Ltd. 92 1,282
ΩHarsha Engineers
International, Ltd. 3,908 17,563
HBL Engineering, Ltd. 32,217 364,446
HDFC Bank, Ltd. 61,756 686,841
HDFC Bank, Ltd., Sponsored
ADR 196,988 7,134,905
HEG, Ltd. 68,847 458,353
Heritage Foods, Ltd. 264 1,433
Hero MotoCorp, Ltd. 12,357 771,727
HFCL, Ltd. 312,664 258,912
Hikal, Ltd. 16,062 43,126
Himadri Speciality Chemical,
Ltd. 145,702 791,526
Himatsingka Seide, Ltd. 33,845 46,834
Hindalco Industries, Ltd. 721,063 6,886,839
HI-Tech Pipes, Ltd. 64,301 83,024
Honda India Power Products,
Ltd. 1,590 46,798
Huhtamaki India, Ltd. 3,059 8,427
ICICI Bank, Ltd. 2,974 45,070
IDFC First Bank, Ltd. 1,274,874 1,174,327
IFGL Refractories, Ltd., Class
A 1,842 5,134
IIFL Capital Services, Ltd. 792 3,046
*India Cements, Ltd. (The) 24,797 112,391
India Glycols, Ltd. 24,466 267,132
India Nippon Electricals, Ltd. 2,433 26,045
Indian Bank 137,504 1,330,101
Indian Hume Pipe Co., Ltd.
(The) 5,031 20,292
Shares Value †
INDIA — (Continued)
Indian Metals & Ferro Alloys,
Ltd. 9,884 $ 133,900
*Indian Overseas Bank 51,205 23,136
Indo Count Industries, Ltd. 33,762 107,803
Indoco Remedies, Ltd. 14,130 44,433
*Indus Towers, Ltd. 697,155 2,855,492
*IndusInd Bank, Ltd. 89,982 805,640
*Infibeam Avenues, Ltd. 677,989 148,931
*Infibeam Avenues, Ltd. 170,132 24,129
Info Edge India, Ltd. 117,739 1,828,065
*Insecticides India, Ltd. 2,914 23,709
IOL Chemicals and
Pharmaceuticals, Ltd. 85,843 89,478
Ipca Laboratories, Ltd. 11,871 169,992
ΩIRCON International, Ltd. 147,444 281,729
ISGEC Heavy Engineering,
Ltd. 5,945 58,903
J Kumar Infraprojects, Ltd. 21,300 158,110
Jagran Prakashan, Ltd. 15,528 12,713
*Jain Irrigation Systems, Ltd. 159,890 92,723
Jammu & Kashmir Bank, Ltd.
(The) 151,812 181,498
Jindal Drilling & Industries, Ltd. 5,637 36,535
Jindal Saw, Ltd. 176,018 347,490
Jindal Stainless, Ltd. 81,216 689,553
Jindal Steel, Ltd. 206,734 2,484,406
JK Lakshmi Cement, Ltd. 22,037 215,948
JK Paper, Ltd. 36,204 162,033
JK Tyre & Industries, Ltd. 88,151 429,031
JSW Energy, Ltd. 115,466 686,062
JSW Steel, Ltd. 276,605 3,757,812
Jubilant Ingrevia, Ltd. 19,649 152,716
Jubilant Pharmova, Ltd. 28,498 353,451
Kalpataru Projects
International, Ltd. 11,063 156,577
Kalyani Steels, Ltd. 9,646 94,036
Karnataka Bank, Ltd. (The) 109,404 219,680
Karur Vysya Bank, Ltd. (The) 261,052 715,038
Kaveri Seed Co., Ltd. 7,788 91,223
KCP, Ltd. (The) 41,574 95,426
KEC International, Ltd. 17,236 158,776
*Kellton Tech Solutions, Ltd. 134,555 33,331
Keystone Realtors, Ltd. 8,267 52,575
Kirloskar Brothers, Ltd. 1,698 35,855
Kirloskar Ferrous Industries,
Ltd. 2,567 14,950
Kirloskar Industries, Ltd. 644 27,538
Kirloskar Oil Engines, Ltd. 23,451 264,147
Kitex Garments, Ltd. 12,729 30,051
KNR Constructions, Ltd. 89,051 181,801
Kolte-Patil Developers, Ltd. 2 10
Kotak Mahindra Bank, Ltd. 130,466 3,089,577
KRBL, Ltd. 50,350 211,703
Krsnaa Diagnostics, Ltd. 9,290 81,282
Larsen & Toubro, Ltd. 42,360 1,923,471
Laxmi Organic Industries, Ltd. 37,307 82,329
LG Balakrishnan & Bros, Ltd. 9,778 156,179
Lincoln Pharmaceuticals, Ltd. 4,052 24,183
LT Foods, Ltd. 56,632 268,260

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Lumax Auto Technologies, Ltd. 196 $ 2,490
Lumax Industries, Ltd. 285 16,024
Lupin, Ltd. 31,577 698,440
LUX Industries, Ltd. 3,809 54,776
Maharashtra Seamless, Ltd. 24,590 157,338
Mahindra & Mahindra, Ltd. 172,559 6,778,633
*Man Industries India, Ltd. 13,206 61,135
Manali Petrochemicals, Ltd. 27,921 23,266
Mangalam Cement, Ltd. 5,567 48,715
Marksans Pharma, Ltd. 44,119 90,493
Maruti Suzuki India, Ltd. 1,160 211,507
Mastek, Ltd. 4,308 103,833
*Max Estates, Ltd. 220 1,161
Mayur Uniquoters, Ltd. 8,317 51,094
Mazagon Dock Shipbuilders,
Ltd. 5,174 159,059
Meghmani Organics, Ltd. 34,454 31,465
MM Forgings, Ltd. 4,550 15,676
MOIL, Ltd. 49,130 202,506
Monte Carlo Fashions, Ltd. 5,922 46,764
Morepen Laboratories, Ltd. 255,858 137,136
MRF, Ltd. 959 1,701,642
Natco Pharma, Ltd. 35,433 327,263
National Aluminium Co., Ltd. 460,688 1,215,095
National Fertilizers, Ltd. 58,337 61,412
Nava, Ltd. 72,928 508,361
Navneet Education, Ltd. 39,301 71,562
NCC, Ltd. 483,314 1,156,246
NCL Industries, Ltd. 7,707 17,096
NESCO, Ltd. 12,308 189,810
Neuland Laboratories, Ltd. 596 110,598
NIIT Learning Systems, Ltd. 7,301 26,730
NIIT, Ltd. 24,329 28,632
Nilkamal, Ltd. 549 9,355
Nitin Spinners, Ltd. 10,599 39,670
NMDC, Ltd. 1,790,306 1,528,505
NOCIL, Ltd. 46,704 97,300
NRB Bearings, Ltd. 17,518 54,031
*Nuvoco Vistas Corp., Ltd. 41,871 195,579
Oberoi Realty, Ltd. 15,890 318,315
*Onesource Specialty Pharma,
Ltd., Class H 3 63
Orient Cement, Ltd. 24,340 58,802
*Orient Green Power Co., Ltd.,
Class A 324,511 51,325
Panama Petrochem, Ltd. 6,619 19,979
ΩParag Milk Foods, Ltd. 28,496 100,009
*Paramount Communications,
Ltd. 54,192 26,415
*Patel Engineering, Ltd. 234,011 98,380
*PC Jeweller, Ltd. 49,904 6,532
PCBL CHEMICAL, Ltd. 97,750 398,725
*Pennar Industries, Ltd., Class
H 49,116 144,618
Petronet LNG, Ltd. 407,470 1,290,969
Piramal Pharma, Ltd. 216,489 486,843
PNC Infratech, Ltd. 45,802 144,700
Polyplex Corp., Ltd. 16,841 181,422
Power Mech Projects, Ltd. 2,682 75,416
Shares Value †
INDIA — (Continued)
Prakash Industries, Ltd. 46,217 $ 85,498
ΩPrataap Snacks, Ltd., Class
F 613 7,510
Precision Wires India, Ltd. 589 1,499
Prestige Estates Projects, Ltd. 37,040 727,980
PSP Projects, Ltd. 2,261 23,657
Punjab National Bank 851,594 1,178,900
*PVR Inox, Ltd., Class A 24,421 331,936
ΩQuess Corp., Ltd. 16,247 43,879
Rain Industries, Ltd. 68,357 102,815
Rallis India, Ltd. 49,738 144,780
Ramco Cements, Ltd. (The) 55,960 658,405
*Ramky Infrastructure, Ltd. 5,854 41,924
Rane Holdings, Ltd. 2,449 42,590
Rashtriya Chemicals &
Fertilizers, Ltd. 80,980 136,178
*RattanIndia Power, Ltd. 1,076,174 132,383
*Raymond Lifestyle, Ltd. 9,328 124,235
*Raymond Realty, Ltd. 17,726 123,403
Raymond, Ltd. 17,726 114,627
ΩRBL Bank, Ltd. 240,470 884,041
Redington, Ltd. 324,863 928,611
Reliance Industries, Ltd. 1,802,417 30,179,958
ΩReliance Industries, Ltd.,
Class A, GDR 53,204 3,527,425
Rhi Magnesita India, Ltd. 28,728 154,301
Rico Auto Industries, Ltd. 57,282 53,810
RITES, Ltd. 18,218 50,378
*RPSG Ventures, Ltd. 5,073 47,052
*Sagar Cements, Ltd. 16,866 42,741
Samvardhana Motherson
International, Ltd. 2,561,293 3,040,789
Sandhar Technologies, Ltd. 6,350 36,632
Sangam India, Ltd., Class A 1,242 6,305
Sanghvi Movers, Ltd. 4,788 21,367
Sarda Energy & Minerals, Ltd. 24,234 144,550
Sasken Technologies, Ltd. 2,170 33,595
Savita Oil Technologies, Ltd. 5,256 23,402
*SEAMEC, Ltd. 2,505 25,364
Senco Gold, Ltd. 22,785 83,277
Seshasayee Paper & Boards,
Ltd. 10,025 28,843
ΩSH Kelkar & Co., Ltd. 25,145 62,636
Shalby, Ltd. 7,926 21,545
Shankara Building Products,
Ltd. 2,226 3,512
*Shankara Buildpro, Ltd. 2,226 18,443
Sharda Cropchem, Ltd. 15,007 146,180
*Sheela Foam, Ltd. 15,769 124,230
Shilpa Medicare, Ltd. 43,622 173,390
Shipping Corp. of India, Ltd. 109,429 320,110
Shree Cement, Ltd. 52 16,583
Shyam Metalics & Energy, Ltd. 33,055 326,878
*SIS, Ltd., Class R 16,426 61,673
Siyaram Silk Mills, Ltd. 8,410 71,186
Sobha, Ltd. 10,827 197,413
Somany Ceramics, Ltd. 3,102 16,036
South Indian Bank, Ltd. (The) 748,049 308,586
SP Apparels, Ltd. 3,114 25,943

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Star Cement, Ltd. 91,561 $ 264,973
State Bank of India 847,049 8,940,788
State Bank of India, Class A,
GDR 5,954 631,124
Steel Authority of India, Ltd. 329,091 507,328
Sterlite Technologies, Ltd. 30,839 40,809
*STL Networks, Ltd., Class A 2,619 774
Strides Pharma Science, Ltd. 8,279 87,172
Subros, Ltd. 2,395 29,321
Sun TV Network, Ltd. 46,467 294,072
Sundaram-Clayton, Ltd. 596 10,035
Sunteck Realty, Ltd. 25,368 126,438
Surya Roshni, Ltd. 39,774 131,906
Talbros Automotive
Components, Ltd. 9,056 29,890
Tamil Nadu Newsprint &
Papers, Ltd. 6,781 11,901
Tamilnad Mercantile Bank, Ltd. 24,174 135,968
*TARC, Ltd., Class A 19,595 35,143
Tata Chemicals, Ltd. 82,913 831,874
Tata Consumer Products, Ltd. 8,674 113,834
Tata Motors Passenger
Vehicles, Ltd. 661,231 3,053,970
Tata Steel, Ltd. 3,887,576 8,007,146
TD Power Systems, Ltd. 420 3,666
Techno Electric & Engineering
Co., Ltd. 3,187 47,357
Texmaco Rail & Engineering,
Ltd. 106,784 164,149
Thomas Cook India, Ltd. 50,965 92,915
Time Technoplast, Ltd. 170,538 413,593
Titagarh Rail System, Ltd. 388 3,866
*TML Commercial Vehicles,
Ltd. 661,231 1,942,250
*TransIndia Real Estate, Ltd. 7,076 2,291
Trident, Ltd. 36,019 11,617
Triveni Engineering &
Industries, Ltd. 53,731 216,113
TVS Holdings, Ltd. 596 101,883
TVS Srichakra, Ltd. 1,371 64,305
Uflex, Ltd. 11,267 68,696
Ω*Ujjivan Small Finance Bank,
Ltd. 127,051 74,194
*Unichem Laboratories, Ltd. 8,655 45,917
Union Bank of India, Ltd. 746,865 1,250,815
Universal Cables, Ltd. 3,254 26,900
UPL, Ltd. 172,645 1,400,472
Usha Martin, Ltd. 5,282 27,659
UTI Asset Management Co.,
Ltd. 7,222 101,499
VA Tech Wabag, Ltd. 13,556 215,943
Vaibhav Global, Ltd. 497 1,507
Vardhman Textiles, Ltd. 39,099 192,057
*Vascon Engineers, Ltd.,
Class A 54,714 41,061
Vedanta, Ltd. 211,319 1,174,890
Veedol Corp., Ltd. 1,600 31,729
Venky's India, Ltd. 3,160 53,844
Vesuvius India, Ltd. 5,920 32,901
Shares Value †
INDIA — (Continued)
Vindhya Telelinks, Ltd. 1,406 $ 21,632
Voltamp Transformers, Ltd. 361 30,107
Welspun Corp., Ltd. 75,008 816,018
Welspun Enterprises, Ltd. 19,917 125,767
Welspun Living, Ltd. 93,624 136,737
West Coast Paper Mills, Ltd. 11,191 57,038
Wheels India, Ltd. 3,122 31,728
Wipro, Ltd. 584,144 1,583,688
#Wipro, Ltd., Sponsored ADR 454,760 1,196,019
Wonderla Holidays, Ltd. 6,203 39,990
*Yes Bank, Ltd. 3,857,396 988,126
Zee Entertainment Enterprises,
Ltd. 436,172 494,194
Zensar Technologies, Ltd. 36,262 325,790
Zydus Lifesciences, Ltd. 32,748 359,478
Zydus Wellness, Ltd. 43,945 235,934
TOTAL INDIA 206,930,654
INDONESIA — (1.5%)
ABM Investama TBK PT 227,100 40,422
Adi Sarana Armada TBK PT 518,600 33,212
*Alam Sutera Realty TBK PT 3,993,400 38,901
Alamtri Minerals Indonesia
TBK PT 2,227,400 186,845
Aneka Tambang TBK 3,228,900 601,900
Aspirasi Hidup Indonesia TBK
PT 3,908,700 104,357
Astra Agro Lestari TBK PT 238,600 111,911
Astra International TBK PT 9,591,800 3,547,178
Astra Otoparts TBK PT 444,400 68,143
Asuransi Tugu Pratama
Indonesia TBK PT 698,900 43,918
Bank BTPN Syariah TBK PT 744,200 61,308
Bank Maybank Indonesia TBK
PT 1,396,200 17,295
Bank Negara Indonesia
Persero TBK PT 5,209,400 1,372,049
*Bank Neo Commerce TBK PT 1,070,300 24,971
Bank OCBC Nisp TBK PT 1,629,400 134,722
Bank Pan Indonesia TBK PT 1,809,200 112,055
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 677,100 32,776
Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 12,843
Bank Tabungan Negara
Persero TBK PT 2,700,712 198,940
Blue Bird TBK PT 274,900 29,259
*Buana Lintas Lautan TBK PT 8,599,200 112,725
Bukit Asam TBK PT 1,966,300 283,772
*Buma Internasional Grup
TBK PT 976,600 20,084
*Bumi Resources Minerals
TBK PT 10,635,100 588,352
*Bumi Resources TBK PT 36,306,400 310,013
*Bumi Serpong Damai TBK
PT, Class F 2,000,000 117,859
Ciputra Development TBK PT 4,327,500 230,297
Dayamitra Telekomunikasi PT 7,000,200 235,725

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDONESIA — (Continued)
Dharma Satya Nusantara TBK
PT 2,090,400 $ 236,946
Elnusa TBK PT 3,456,800 106,011
*Energi Mega Persada TBK PT 11,604,000 575,664
Erajaya Swasembada TBK PT 3,253,400 82,949
ESSA Industries Indonesia
TBK PT 3,258,500 120,504
Gajah Tunggal TBK PT 552,700 34,565
Gudang Garam TBK PT 235,700 245,196
*Harum Energy TBK PT 1,199,500 84,391
Hexindo Adiperkasa TBK PT,
Class A 30,600 8,556
Indah Kiat Pulp & Paper TBK
PT 1,157,000 518,319
Indika Energy TBK PT 1,388,600 174,514
Indo Tambangraya Megah
TBK PT 137,500 194,303
Indocement Tunggal Prakarsa
TBK PT 513,800 193,100
Indofood Sukses Makmur TBK
PT 2,071,600 921,818
*Intiland Development TBK PT 2,344,900 18,895
Japfa Comfeed Indonesia TBK
PT 2,849,500 430,081
Kawasan Industri Jababeka
TBK PT 9,375,200 107,677
Medco Energi Internasional
TBK PT 3,965,200 317,121
*Media Nusantara Citra TBK
PT 1,139,800 18,369
*Merdeka Battery Materials
TBK PT 9,354,600 354,384
Metrodata Electronics TBK PT 2,381,800 87,366
Mitra Adiperkasa TBK PT 3,975,100 308,351
Pabrik Kertas Tjiwi Kimia TBK
PT 505,600 212,060
Pakuwon Jati TBK PT 7,328,200 162,163
*Panin Financial TBK PT 5,344,100 77,125
*PP Persero TBK PT 2,100,000 48,238
Puradelta Lestari TBK PT 3,002,600 24,014
Rukun Raharja TBK PT 275,600 67,118
Salim Ivomas Pratama TBK PT 989,600 37,192
Sampoerna Agro TBK PT 268,700 81,192
*Sarana Meditama
Metropolitan TBK PT 385,100 7,039
Sarana Menara Nusantara
TBK PT 7,015,200 229,903
Semen Indonesia Persero
TBK PT 1,601,875 265,855
*Siloam International Hospitals
TBK PT 1,600 209
Steel Pipe Industry of
Indonesia PT 625,400 16,096
Sumber Tani Agung
Resources TBK PT 926,500 77,440
Summarecon Agung TBK PT 5,128,900 120,898
Surya Citra Media TBK PT 9,860,300 200,408
Surya Semesta Internusa TBK
PT 2,493,600 233,916
Shares Value †
INDONESIA — (Continued)
Tempo Scan Pacific TBK PT 349,300 $ 59,862
Timah TBK PT 1,190,200 191,090
Trimegah Bangun Persada
TBK PT 3,029,300 227,698
Triputra Agro Persada PT 1,602,900 181,206
Tunas Baru Lampung TBK PT 1,161,700 52,042
Ultrajaya Milk Industry &
Trading Co. TBK PT 516,000 46,542
United Tractors TBK PT 782,600 1,265,901
Vale Indonesia TBK PT 1,053,069 300,786
*<Wijaya Karya Persero TBK
PT 672,000 3,091
XLSMART Telecom Sejahtera
TBK PT 2,526,080 396,456
TOTAL INDONESIA 18,396,452
KOREA, REPUBLIC OF — (13.9%)
Advanced Process Systems
Corp. 1,369 19,121
Aekyung Chemical Co., Ltd. 9,491 72,810
*AeroSpace Technology of
Korea, Inc. 44,552 16,730
*Air Busan Co., Ltd., Class H 32,383 41,594
AJ Networks Co., Ltd. 7,459 22,512
Ajin Industrial Co., Ltd. 10,771 24,910
*ALUKO Co., Ltd., Class H 25,316 36,515
Amorepacific Corp. 8,771 744,281
*Anam Electronics Co., Ltd.,
Class F 21,752 19,176
Asia Cement Co., Ltd. 4,339 37,154
Asia Holdings Co., Ltd. 284 70,963
Asia Paper Manufacturing Co.,
Ltd. 8,101 41,962
Avaco Co., Ltd. 2,882 31,697
Baiksan Co., Ltd. 2,750 26,019
#BH Co., Ltd. 14,170 182,701
Binggrae Co., Ltd. 2,122 107,682
BNK Financial Group, Inc. 76,309 739,658
Bookook Securities Co., Ltd. 558 26,554
Boryung 12,167 75,406
BYC Co., Ltd. 736 19,372
Byucksan Corp. 10,925 13,388
C&G Hi Tech Co., Ltd. 1,191 13,308
*Choil Aluminum Co., Ltd. 36,613 34,358
Chong Kun Dang
Pharmaceutical Corp. 3,316 192,711
Chongkundang Holdings Corp. 852 27,030
*CJ CGV Co., Ltd. 24,658 86,448
CJ CheilJedang Corp. 3,812 614,040
CJ Corp. 5,701 683,040
*CJ ENM Co., Ltd. 5,106 251,582
CJ Freshway Corp. 3,119 54,729
CJ Logistics Corp. 4,157 240,419
CLIO Cosmetics Co., Ltd. 1,533 15,387
Cosmax, Inc. 779 111,813
Cowintech Co., Ltd. 713 8,583
*Creative & Innovative System 20,667 109,808
Cuckoo Homesys Co., Ltd. 2,556 41,262
Dae Won Kang Up Co., Ltd. 12,599 37,140

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Daechang Forging Co., Ltd. 2,974 $ 13,944
Daeduck Electronics Co., Ltd. 11,288 300,670
*Daeho AL Co., Ltd. 15,048 19,751
*Dae-Il Corp. 6,184 21,463
Daesang Corp. 8,327 121,859
Daesang Holdings Co., Ltd. 8,254 53,530
*Daesung Industrial Co., Ltd. 5,666 15,927
Daewon Pharmaceutical Co.,
Ltd. 4,480 40,909
*Daewoo Engineering &
Construction Co., Ltd. 70,812 186,380
Daewoong Co., Ltd. 5,318 80,810
Daishin Securities Co., Ltd. 6,119 124,978
DB HiTek Co., Ltd. 20,592 849,840
DB Insurance Co., Ltd. 9,492 844,770
DB Securities Co., Ltd. 11,584 82,200
*DE&T Co., Ltd. 5,242 23,216
Dentium Co., Ltd. 3,027 121,101
DI Dong Il Corp. 1,588 20,152
*DIO Corp. 1,312 15,470
DIT Corp. 3,159 33,857
*DK Tech Co., Ltd. 3,857 20,601
*<DKME, Class A 66,230 17,432
DL Holdings Co., Ltd. 4,836 132,207
<DMS Co., Ltd. 2,720 4,532
DN Automotive Corp. 9,742 159,318
Dong-A Socio Holdings Co.,
Ltd. 1,314 100,066
Dongbang Transport Logistics
Co., Ltd. 21,415 41,785
Dongkoo Bio & Pharma Co.,
Ltd. 6,143 23,153
DongKook Pharmaceutical
Co., Ltd. 9,885 122,665
Dongkuk Industries Co., Ltd. 8,711 18,281
Dongkuk Steel Mill Co., Ltd. 16,742 100,117
Dongsung Chemical Co., Ltd. 11,872 33,331
*Dongwha Enterprise Co., Ltd. 3,527 24,607
Dongwha Pharm Co., Ltd. 7,414 32,575
Dongwon Industries Co., Ltd. 4,014 136,500
Dongwon Systems Corp. 1,707 33,547
Doosan Bobcat, Inc. 24,682 1,044,622
Doosan Co., Ltd. 1,614 1,075,056
Dreamtech Co., Ltd. 15,956 71,675
*DS Dansuk Co., Ltd. 4,484 63,574
*Duksan Hi-Metal Co., Ltd. 6,381 29,604
DY POWER Corp. 1,529 13,737
Easy Holdings Co., Ltd. 12,777 33,899
Ecoplastic Corp. 7,894 17,924
Elentec Co., Ltd. 4,990 31,872
E-MART, Inc. 8,214 416,249
*EMKOREA Co., Ltd. 6,882 10,578
ENF Technology Co., Ltd. 4,925 171,628
Eugene Investment &
Securities Co., Ltd. 34,632 90,667
*Exem Co., Ltd. 14,629 22,230
F&F Holdings Co., Ltd. 1,883 23,327
FarmStory Co., Ltd., Class A 24,573 20,662
Gaon Cable Co., Ltd. 1,817 107,126
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*GnBS eco Co., Ltd. 9,128 $ 18,580
GOLFZON Co., Ltd. 1,520 63,371
Green Cross Corp. 2,267 206,373
Green Cross Holdings Corp. 7,356 81,369
GS Engineering &
Construction Corp. 29,683 389,384
GS Global Corp. 23,195 39,968
GS Holdings Corp. 18,533 623,729
*GS P&L Co., Ltd. 2,323 62,528
GS Retail Co., Ltd. 15,723 195,662
HAESUNG DS Co., Ltd. 5,903 213,788
Haesung Industrial Co., Ltd.,
Class H 4,295 22,157
Hana Financial Group, Inc. 87,271 5,237,179
Hana Pharm Co., Ltd., Class A 3,394 27,419
Handsome Co., Ltd. 4,060 41,804
Hanil Cement Co., Ltd. 8,272 102,475
Hanil Feed Co., Ltd. 9,010 20,268
Hanil Holdings Co., Ltd. 4,288 48,696
Hanjin Logistics Corp. 3,845 53,974
Hankook Tire & Technology
Co., Ltd. 31,907 1,037,999
HanmiGlobal Co., Ltd. 5,828 83,447
#*Hanon Systems, Class A 72,218 221,254
Hansae Co., Ltd. 4,764 35,343
Hansol Holdings Co., Ltd. 6,458 13,689
Hansol Paper Co., Ltd. 4,479 25,558
Hansol Technics Co., Ltd. 5,416 24,747
Hanwha Aerospace Co., Ltd. 1,355 931,072
#Hanwha Corp. 9,902 664,419
*Hanwha Galleria Corp. 26,996 20,293
*Hanwha General Insurance
Co., Ltd. 21,352 81,227
*Hanwha Investment &
Securities Co., Ltd. 46,467 174,486
Hanwha Life Insurance Co.,
Ltd. 74,609 158,670
#Hanwha Solutions Corp. 30,080 646,042
Hanwha Systems Co., Ltd. 372 15,640
*Hanwha Vision Co., Ltd. 1,401 49,560
Hanyang Securities Co., Ltd. 4,524 60,330
Harim Co., Ltd. 13,873 28,043
Harim Holdings Co., Ltd. 20,482 106,238
HB SOLUTION Co., Ltd. 13,358 23,908
HD Hyundai Co., Ltd. 16,404 2,360,288
HD Hyundai Construction
Equipment Co., Ltd. 7,114 499,316
HD Hyundai Infracore Co., Ltd. 53,162 568,653
HD HYUNDAI MIPO 26 4,407
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 2,121 705,635
HDC Holdings Co., Ltd. 10,397 134,346
HDC Hyundai Development
Co-Engineering & Construction 17,319 234,364
High Tech Pharm Co., Ltd. 2,544 22,445
Hite Jinro Co., Ltd. 13,249 175,103
HL Holdings Corp. 2,054 58,387
HL Mando Co., Ltd. 14,125 382,185

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HS Hyosung Advanced
Materials Corp. 1,011 $ 131,418
*HS Hyosung Corp. 576 23,529
HS Industries Co., Ltd. 15,078 42,226
Huons Co., Ltd. 2,796 57,303
Huvitz Co., Ltd. 1,579 9,143
Hwa Shin Co., Ltd. 8,824 54,625
Hwaseung Enterprise Co., Ltd. 4,244 15,192
Hyosung Corp. 2,326 206,846
Hyosung Heavy Industries
Corp. 2,002 3,000,014
#Hyosung TNC Corp. 1,084 158,254
Hyundai Bioland Co., Ltd. 8,510 26,490
Hyundai BNG Steel Co., Ltd. 2,479 19,522
HYUNDAI Corp. 2,406 35,885
Hyundai Department Store
Co., Ltd. 5,621 318,776
HYUNDAI EVERDIGM Corp. 5,007 27,236
Hyundai Glovis Co., Ltd. 15,155 2,008,257
Hyundai Green Food 8,306 87,738
Hyundai Livart Furniture Co.,
Ltd. 4,113 19,082
Hyundai Marine & Fire
Insurance Co., Ltd. 25,810 494,552
Hyundai Motor Co. 49,589 10,093,567
Hyundai Motor Securities Co.,
Ltd. 10,930 66,972
Hyundai Steel Co. 22,380 518,365
Hyundai Wia Corp. 4,259 175,173
HyVision System, Inc. 3,133 35,602
Iljin Electric Co., Ltd. 8,115 328,074
Iljin Holdings Co., Ltd. 6,624 32,545
Iljin Power Co., Ltd. 2,086 16,252
Ilyang Pharmaceutical Co.,
Ltd. 4,618 42,299
iM Financial Group Co., Ltd. 66,328 615,911
iMarketKorea, Inc. 4,447 24,471
Industrial Bank of Korea 94,297 1,279,355
Innocean Worldwide, Inc. 8,295 99,849
InnoWireless Co., Ltd. 1,546 25,391
Innox Advanced Materials Co.,
Ltd. 7,248 125,400
*Insun ENT Co., Ltd., Class A 10,438 30,770
*Interflex Co., Ltd. 6,732 43,707
Interojo Co., Ltd. 916 11,026
IS Dongseo Co., Ltd. 5,305 69,182
*Jahwa Electronics Co., Ltd. 8,348 127,146
JB Financial Group Co., Ltd. 34,961 550,886
Jeil Pharmaceutical Co., Ltd. 1,049 10,588
*Jeju Semiconductor Corp. 1,650 23,799
Jinsung T.E.C. 4,609 42,281
JS Corp. 3,019 22,440
JW Holdings Corp. 13,741 31,393
JW Life Science Corp. 3,700 34,929
K Ensol Co., Ltd. 3,311 26,679
*<Kanglim Co., Ltd. 2,403 319
Kangnam Jevisco Co., Ltd. 2,341 20,194
KB Financial Group, Inc. 89,500 7,324,583
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KB Financial Group, Inc.,
Sponsored ADR 3,361 $ 273,653
KC Tech Co., Ltd. 876 23,579
KCC Glass Corp. 3,326 60,579
KCTC 10,637 40,390
KEPCO Plant Service &
Engineering Co., Ltd. 347 12,348
KG Chemical Corp. 17,204 58,806
KG DONGBUSTEEL 15,052 57,577
KG Eco Solution Co., Ltd. 5,878 23,392
*KG Mobility Co. 21,122 56,558
KGMobilians Co., Ltd. 4,327 15,003
KH Vatec Co., Ltd. 7,662 67,491
KidariStudio, Inc. 8,233 22,218
KISWIRE, Ltd. 3,376 42,320
KIWOOM Securities Co., Ltd. 3,547 739,399
Kolon Enp, Inc. 3,088 16,841
Kolon Industries, Inc. 7,561 188,926
*Korea Circuit Co., Ltd. 6,725 97,471
Korea Electric Terminal Co.,
Ltd. 2,409 104,662
Korea Fuel-Tech Corp. 13,235 55,736
Korea Investment Holdings
Co., Ltd. 12,974 1,660,053
*Korea Line Corp. 108,632 143,191
Korea Petrochemical Ind Co.,
Ltd. 1,481 136,276
Korea Petroleum Industries
Co. 2,984 29,133
Korea United Pharm, Inc. 3,886 51,850
Korea Zinc Co., Ltd. 886 642,385
Korean Air Lines Co., Ltd. 73,471 1,142,223
Korean Reinsurance Co. 55,188 410,981
KSS LINE, Ltd. 5,055 32,783
KT Skylife Co., Ltd. 7,613 26,770
KT&G Corp. 340 32,025
KTCS Corp. 6,951 14,246
Kumho Petrochemical Co., Ltd. 3,825 311,423
#*Kumho Tire Co., Inc. 49,528 164,079
Kwang Dong Pharmaceutical
Co., Ltd. 11,901 47,696
Kyeryong Construction
Industrial Co., Ltd. 2,389 28,858
Kyobo Securities Co., Ltd. 11,111 73,540
Kyung Dong Navien Co., Ltd. 1,606 79,581
Kyungbang Co., Ltd. 4,848 22,696
Kyung-In Synthetic Corp. 5,161 10,614
*LB Semicon, Inc. 16,260 56,720
Lee Ku Industrial Co., Ltd. 9,759 33,871
LG Chem, Ltd. 14,824 4,135,841
LG Corp. 672 37,874
*LG Display Co., Ltd. 97,422 1,005,161
*LG Display Co., Ltd.,
Sponsored ADR 59,820 299,698
LG Electronics, Inc. 46,152 2,837,631
#LG H&H Co., Ltd. 3,054 609,835
LG HelloVision Co., Ltd. 11,224 19,222
LG Innotek Co., Ltd. 6,128 1,036,566
LG Uplus Corp. 89,786 960,406

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
LOT Vacuum Co., Ltd. 2,257 $ 20,673
Lotte Chemical Corp. 5,118 253,969
Lotte Chilsung Beverage Co.,
Ltd. 1,679 135,876
#Lotte Corp. 10,201 209,426
Lotte Innovate Co., Ltd. 2,269 33,046
Lotte Rental Co., Ltd. 6,077 124,974
Lotte Shopping Co., Ltd. 4,751 217,084
Lotte Wellfood Co., Ltd. 905 72,413
LS Corp. 6,258 918,001
LS Electric Co., Ltd. 2,099 640,860
LS SECURITIES Co., Ltd. 5,468 21,070
LTC Co., Ltd. 2,078 30,702
*LVMC Holdings 39,650 46,141
LX Hausys, Ltd. 2,485 49,098
#LX INTERNATIONAL Corp. 11,516 243,697
LX Semicon Co., Ltd. 4,690 188,620
Macrogen, Inc. 1,306 13,887
Maeil Dairies Co., Ltd. 1,373 33,391
MegaStudyEdu Co., Ltd. 2,151 62,730
Meritz Financial Group, Inc. 4,021 311,858
*Mirae Asset Life Insurance
Co., Ltd. 16,518 101,676
Mirae Asset Securities Co.,
Ltd. 56,701 1,046,665
Misto Holdings Corp. 14,198 366,721
*MONAYONGPYONG 11,813 28,854
*Motrex Co., Ltd. 8,017 48,954
MS Autotech Co., Ltd. 9,939 16,707
Myoung Shin Industrial Co.,
Ltd. 13,075 85,714
Namhae Chemical Corp. 10,955 49,595
Namyang Dairy Products Co.,
Ltd. 1,013 36,617
Nature Holdings Co., Ltd.
(The) 3,534 23,688
NAVER Corp. 272 51,069
ΩNetmarble Corp. 8,401 318,999
New Power Plasma Co., Ltd. 11,772 51,227
Nexen Corp. 4,239 15,918
Nexen Tire Corp. 10,152 45,745
Nexteel Co., Ltd. 3,281 27,243
NH Investment & Securities
Co., Ltd. 42,026 600,266
NICE Holdings Co., Ltd. 8,947 87,099
NICE Information &
Telecommunication, Inc. 928 14,883
no change 7,318 253,735
Nong Shim Holdings Co., Ltd. 1,053 69,547
#NongShim Co., Ltd. 1,401 428,732
Noroo Holdings Co., Ltd. 1,567 25,351
NOROO Paint & Coatings Co.,
Ltd. 6,814 40,461
NOVAREX Co., Ltd. 5,138 61,523
OCI Co., Ltd. 2,150 89,184
#OCI Holdings Co., Ltd. 5,402 432,994
ONEJOON Co., Ltd. 1,653 10,674
Orion Corp. 9,225 642,950
Otoki Corp. 645 175,878
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Pan Ocean Co., Ltd. 109,046 $ 293,136
Paradise Co., Ltd. 18,733 243,112
Partron Co., Ltd. 18,636 90,515
PKC Co., Ltd. 6,680 29,397
Poongsan Corp. 6,439 497,133
POSCO Holdings, Inc. 12,349 2,691,254
POSCO Holdings, Inc.,
Sponsored ADR 19,934 1,088,795
Posco International Corp. 18,960 731,918
POSCO Steeleon Co., Ltd. 1,135 30,750
Protec Co., Ltd. 1,545 33,942
Rorze Systems Corp. 1,750 13,683
Sajodaerim Corp. 1,023 27,033
SAMHWA Paints Industrial
Co., Ltd. 4,562 18,603
Samji Electronics Co., Ltd. 4,044 35,338
Samjin Pharmaceutical Co.,
Ltd. 2,252 31,186
Sammok S-Form Co., Ltd. 1,194 16,677
SAMPYO Cement Co., Ltd. 7,155 15,091
Samsung E&A Co., Ltd. 57,840 1,053,482
Samsung Electronics Co., Ltd. 113,528 8,565,896
Samsung Electronics Co., Ltd.,
GDR 5,299 9,882,635
Samsung Fire & Marine
Insurance Co., Ltd. 682 211,337
*Samsung Heavy Industries
Co., Ltd. 37,970 787,516
Samsung Life Insurance Co.,
Ltd. 18,308 1,982,751
Samsung SDI Co., Ltd. 16,299 3,683,648
Samsung SDS Co., Ltd. 152 19,523
#Samsung Securities Co., Ltd. 12,045 653,503
SAMT Co., Ltd. 25,168 65,183
Samwha Capacitor Co., Ltd. 2,034 48,254
Sangsin Energy Display
Precision Co., Ltd. 4,055 36,288
Saramin Co., Ltd. 1,871 17,531
SeAH Besteel Holdings Corp. 6,015 116,099
SeAH Holdings Corp. 223 18,782
SeAH Steel Corp. 579 51,489
SeAH Steel Holdings Corp. 740 74,480
Seegene, Inc. 9,793 173,899
Segyung Hitech Co., Ltd. 12,045 48,358
Seohan Co., Ltd. 18,655 11,535
Seoul Semiconductor Co., Ltd. 16,760 73,757
Seoyon Co., Ltd. 5,014 33,292
Seoyon E-Hwa Co., Ltd. 6,821 62,381
SGC Energy Co., Ltd. 2,811 44,589
Shin Heung Energy &
Electronics Co., Ltd. 14,108 54,065
Shinhan Financial Group Co.,
Ltd. 80,862 4,160,158
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 22,804 1,178,739
Shinil Electronics Co., Ltd. 23,876 21,568
Shinsegae Food Co., Ltd. 356 8,820
Shinsegae International, Inc. 5,804 41,878
Shinsegae, Inc. 2,587 315,397

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Shinwon Corp. 22,323 $ 22,860
SIMMTECH Co., Ltd. 12,271 543,464
SJG Sejong 4,517 26,124
SK Discovery Co., Ltd. 3,741 155,705
*SK Eternix Co., Ltd. 2,457 35,870
SK Gas, Ltd. 943 172,417
SK hynix, Inc. 94,041 36,896,943
Ω*SK IE Technology Co., Ltd. 3,700 79,726
SK Innovation Co., Ltd. 18,419 1,666,404
SK Networks Co., Ltd. 52,177 166,263
SK, Inc. 9,320 1,625,562
SL Corp. 7,171 182,956
#*S-Oil Corp. 15,723 792,358
Solid, Inc. 7,547 42,694
Songwon Industrial Co., Ltd. 8,447 56,916
Soulbrain Holdings Co., Ltd. 1,958 58,956
SPC Samlip Co., Ltd. 549 20,037
Straffic Co., Ltd. 3,799 9,759
Suheung Co., Ltd. 3,884 72,923
#Sung Kwang Bend Co., Ltd. 11,268 249,126
Sungshin Cement Co., Ltd. 4,456 29,337
Sungwoo Hitech Co., Ltd. 22,680 107,928
Sunjin Co., Ltd. 4,602 32,171
Systems Technology, Inc. 954 15,367
*Taewoong Co., Ltd. 6,774 146,201
TechWing, Inc. 507 23,771
Telechips, Inc. 4,082 40,025
TEMC Co., Ltd. 3,454 22,643
*Theragen Etex Co., Ltd. 11,338 20,293
TK Corp. 6,431 127,514
TKG Huchems Co., Ltd. 7,171 89,993
Tongyang Life Insurance Co.,
Ltd. 14,079 66,899
Toptec Co., Ltd. 6,802 22,248
Tovis Co., Ltd. 5,673 59,726
TS Corp. 20,356 40,005
*TSI Co., Ltd., Class A 4,179 17,775
*Tuksu Construction Co., Ltd. 4,178 16,656
TYM Corp. 17,092 71,379
UBCare Co., Ltd. 4,341 10,892
Unid Co., Ltd. 2,143 101,077
Union Semiconductor
Equipment & Materials Co.,
Ltd. 10,029 70,462
Uniquest Corp. 2,086 11,259
Unitrontech Co., Ltd. 4,385 18,559
Value Added Technology Co.,
Ltd. 3,476 53,552
Vieworks Co., Ltd. 2,102 27,928
Vitzro Tech Co., Ltd. 5,486 34,000
Whanin Pharmaceutical Co.,
Ltd. 3,274 26,197
Wonik Materials Co., Ltd. 3,865 88,029
Wonik QnC Corp. 5,220 85,916
Woojin, Inc. 4,018 42,923
Woori Financial Group, Inc. 245,986 4,385,362
Woori Financial Group, Inc.,
ADR 4,382 234,963
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Woosu AMS Co., Ltd., Class
A 5,354 $ 10,917
Worldex Industry & Trading
Co., Ltd. 1,746 30,882
Y G-1 Co., Ltd. 5,882 20,931
*YMT Co., Ltd., Class A 1,133 10,282
Youngone Holdings Co., Ltd. 1,853 184,812
Yuanta Securities Korea Co.,
Ltd. 32,364 87,796
Zinus, Inc. 5,371 52,061
TOTAL KOREA, REPUBLIC
OF 173,415,443
KUWAIT — (0.8%)
A'ayan Leasing & Investment
Co. KSCP 461,382 318,661
*Acico Industries Co. KSC 57,363 66,717
Agility Public Warehousing Co.
KSCC 884,386 435,062
Al Ahli Bank of Kuwait KSCP 734,876 687,113
Al-Eid Food KSC 92,989 65,436
Beyout Holding Co. KPSC 37,847 54,499
Burgan Bank SAK 578,107 444,480
Combined Group Contracting
Co. SAK 51,322 176,396
Gulf Bank KSCP 1,355,314 1,549,813
Gulf Cables & Electrical
Industries Group Co. KSCP 57,512 421,573
Heavy Engineering & Ship
Building Co. KSCP 66,176 204,381
Integrated Holding Co. KCSC 83,404 146,728
Kuwait Cement Co. KSC 52,552 60,607
Kuwait Insurance Co. SAK 12,962 24,324
Kuwait International Bank
KSCP 602,450 524,040
Mezzan Holding Co. KSCC 32,897 127,001
Mobile Telecommunications
Co. KSCP 1,355,474 2,344,866
*Munshaat Real Estate
Projects Co. KSCP 31,270 23,125
National Bank of Kuwait SAKP 86,841 297,062
*Warba Bank KSCP 1,780,814 1,676,675
TOTAL KUWAIT 9,648,559
MALAYSIA — (1.4%)
#Able Global BHD 51,000 20,337
#Aeon Co. M BHD 289,900 87,219
#*AFFIN Bank BHD 226,898 124,068
Ajinomoto Malaysia BHD 4,500 14,420
Alliance Bank Malaysia BHD 322,440 338,762
Allianz Malaysia BHD 15,500 66,471
AMMB Holdings BHD 856,600 1,165,859
#Axiata Group BHD 1,242,800 744,849
#Bank Islam Malaysia BHD 315,700 165,840
Batu Kawan BHD 8,300 38,052
*Berjaya Corp. BHD 1,048,266 72,588
#*Berjaya Land BHD, Class F 264,900 17,078
Bermaz Auto BHD 140,900 22,541
*Cape Ems BHD 344,800 23,464
CIMB Group Holdings BHD 570,161 993,834

Dimensional Emerging Markets Value ETF
continued
Shares Value †
MALAYSIA — (Continued)
Crescendo Corp. BHD 78,800 $ 23,331
#Dayang Enterprise Holdings
BHD 339,600 120,822
DRB-Hicom BHD 289,300 87,039
#Eastern & Oriental BHD,
Class A 447,100 85,406
Eco World Development
Group BHD 488,500 240,284
*Ekovest BHD 211,300 16,902
Gamuda BHD 931,149 1,120,581
#*Genetec Technology BHD 83,900 10,417
Genting BHD 752,100 606,996
#Genting Malaysia BHD 1,074,400 597,744
Genting Plantations BHD 116,600 141,435
#Guan Chong BHD 416,500 89,506
HAP Seng Consolidated BHD 205,700 145,876
Hap Seng Plantations Holdings
BHD 102,200 55,151
#Hartalega Holdings BHD 636,600 183,927
*Hiap Teck Venture BHD 270,500 18,408
#Hibiscus Petroleum BHD 239,860 81,901
Hong Leong Financial Group
BHD 57,300 231,225
HSS Engineers BHD 50,800 6,550
IGB BHD 54,800 43,835
IJM Corp. BHD 905,600 536,267
IOI Properties Group BHD 552,400 276,991
Jaya Tiasa Holdings BHD 265,800 72,987
#Kenanga Investment Bank
BHD 248,200 50,375
Kossan Rubber Industries
BHD 649,400 184,524
#KSL Holdings BHD 146,712 105,095
#Lagenda Properties BHD 105,200 31,651
LBS Bina Group BHD 384,600 39,029
#Leong Hup International BHD 513,700 80,342
Magnum BHD 365,600 121,343
Mah Sing Group BHD 640,600 159,079
Malayan Cement BHD 125,000 204,752
#Malayan Flour Mills BHD 342,500 48,251
Malaysia Smelting Corp. BHD 126,400 41,650
Malaysian Resources Corp.
BHD 757,300 81,372
Matrix Concepts Holdings BHD 424,450 138,848
#MBSB BHD 961,900 166,518
Mega First Corp. BHD 204,700 181,336
Mi Technovation BHD 35,700 26,937
#MISC BHD 407,700 758,353
MKH BHD 101,600 25,958
MNRB Holdings BHD 130,800 59,029
Muhibbah Engineering M BHD 204,500 26,368
#OCK Group BHD 236,200 24,534
Panasonic Manufacturing
Malaysia BHD, Class A 10,900 21,680
#Pantech Group Holdings BHD 239,700 38,347
#Paramount Corp. BHD 112,100 28,373
Perak Transit BHD 271,600 22,050
Petronas Chemicals Group
BHD 688,000 640,688
Shares Value †
MALAYSIA — (Continued)
#PPB Group BHD 185,900 $ 494,490
RHB Bank BHD 736,993 1,191,366
Sarawak Oil Palms BHD 133,600 118,989
Sime Darby BHD 1,176,600 575,938
#Sime Darby Property BHD 1,039,200 334,986
#SP Setia BHD Group 1,168,600 241,366
Sunway BHD 241,400 311,837
Ta Ann Holdings BHD 96,500 96,777
#Teo Seng Capital BHD 92,900 25,288
Thong Guan Industries BHD 28,200 7,743
#*Top Glove Corp. BHD 1,680,000 252,722
#TSH Resources BHD 234,300 76,086
#UEM Sunrise BHD 752,000 114,919
United Malacca BHD 3,000 4,183
#UOA Development BHD 178,800 78,983
#Velesto Energy BHD 1,378,800 82,307
#VS Industry BHD 1,158,100 136,882
*WCT Holdings BHD 513,100 91,888
Yinson Holdings BHD 496,178 280,788
#YTL Corp. BHD 778,320 483,198
TOTAL MALAYSIA 16,996,181
MEXICO — (1.6%)
#*Alpek SAB de CV 181,402 91,916
*Axtel SAB de CV 125,700 19,446
ΩBanco del Bajio SA 267,379 685,617
Becle SAB de CV 52,955 64,997
Cemex SAB de CV 890,620 906,391
Cemex SAB de CV,
Sponsored ADR 368,492 3,740,194
Cydsa SAB de CV 29,031 27,307
El Puerto de Liverpool SAB
de CV 52,544 256,524
Fomento Economico Mexicano
SAB de CV 90,227 852,394
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,108 198,911
GCC SAB de CV 65,523 630,100
#Genomma Lab Internacional
SAB de CV, Class B 240,154 235,345
Gentera SAB de CV 76,099 181,310
#Grupo Bimbo SAB de CV,
Class A 42,468 146,966
Grupo Carso SAB de CV 14,300 102,351
Grupo Financiero Banorte SAB
de CV, Class O 198,721 1,872,968
Grupo Financiero Inbursa SAB
de CV, Class O 445,387 1,083,247
Grupo Herdez SAB de CV 26,000 99,871
Grupo Mexico SAB de CV,
Class B 396,076 3,429,250
*Grupo Nutrisa SAB de CV 26,000 7,218
Grupo Televisa SAB 189,970 99,125
Ω*Grupo Traxion SAB de CV 31,422 23,188
*Industrias Penoles SAB de
CV 39,034 1,618,233
La Comer SAB de CV 118,534 257,048
Megacable Holdings SAB de
CV 340,092 974,546

Dimensional Emerging Markets Value ETF
continued
Shares Value †
MEXICO — (Continued)
Ω*Nemak SAB de CV 984,851 $ 208,634
*Ollamani SAB, Class A 16,998 56,579
Operadora De Sites
Mexicanos SAB de CV, Class
A 165,849 149,207
Orbia Advance Corp. SAB de
CV 322 293
*Organizacion Soriana SAB de
CV, Class B 18,020 25,692
Promotora y Operadora de
Infraestructura SAB de CV 61,393 796,257
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 5 47
Regional SAB de CV 105,970 790,056
*Vista Energy SAB de CV,
Sponsored ADR 270 13,081
TOTAL MEXICO 19,644,309
PHILIPPINES — (0.4%)
Alliance Global Group, Inc. 986,200 122,332
Apex Mining Co., Inc. 434,000 68,584
Asia United Bank Corp. 2,400 1,513
Ayala Corp. 51,370 408,516
Ayala Land, Inc. 2,079,800 703,280
BDO Unibank, Inc. 24,522 55,628
Bloomberry Resorts Corp. 1,134,000 61,662
*Cebu Air, Inc., Class A 17,400 8,663
China Banking Corp. 131,460 114,148
Converge Information and
Communications Technology
Solutions, Inc. 213,000 46,183
DMCI Holdings, Inc. 878,900 168,462
DoubleDragon Corp. 114,200 19,211
East West Banking Corp. 32,400 6,331
First Philippine Holdings Corp. 18,890 22,950
GT Capital Holdings, Inc. 33,880 314,621
JG Summit Holdings, Inc. 815,600 331,922
LT Group, Inc. 707,600 175,788
Megaworld Corp. 2,763,000 93,430
Metropolitan Bank & Trust Co. 586,050 687,127
Nickel Asia Corp. 1,091,000 68,037
Petron Corp. 503,000 20,086
Philex Mining Corp. 413,100 56,648
Philippine National Bank 107,500 94,257
Puregold Price Club, Inc. 335,200 217,011
Rizal Commercial Banking
Corp. 1,900 820
Robinsons Land Corp. 507,600 128,518
Robinsons Retail Holdings,
Inc. 145,100 85,803
San Miguel Corp. 175,830 194,205
Security Bank Corp. 104,920 124,086
STI Education Systems
Holdings, Inc. 434,000 10,472
Union Bank of the Philippines 78,900 38,679
Universal Robina Corp. 71,730 88,977
Vista Land & Lifescapes, Inc.,
Class A 307,000 5,008
Shares Value †
PHILIPPINES — (Continued)
Wilcon Depot, Inc. 182,500 $ 23,723
TOTAL PHILIPPINES 4,566,681
POLAND — (1.3%)
AB SA 6,951 183,288
Agora SA 4,980 12,389
Alior Bank SA 17,627 491,311
Apator SA 5,952 37,905
ASBISc Enterprises PLC 11,300 91,319
*Bank Ochrony Srodowiska SA 4,953 16,161
Bank Polska Kasa Opieki SA 2,970 152,484
BNPP Bank Polska SA 1,460 44,710
Boryszew SA 21,594 35,112
#*Cyfrowy Polsat SA 97,483 350,305
*Echo Investment SA 29,520 44,000
*Enea SA 157,001 881,588
*Fabryki Mebli Forte SA 1,623 11,480
#Ferro SA, Class A 4,448 37,850
#Inter Cars SA 773 115,636
KGHM Polska Miedz SA 66,815 3,510,051
Mirbud SA 1,779 6,557
ORLEN SA 255,043 6,915,881
*PGE Polska Grupa
Energetyczna SA, Class A 556,932 1,690,417
*PKP Cargo SA 7,334 31,880
*Tauron Polska Energia SA 659,130 1,786,260
#Torpol SA 2,586 37,354
*Toya SA 14,992 42,416
Unimot SA, Class F 1,289 45,622
VRG SA 48,398 58,235
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 6,683 40,569
TOTAL POLAND 16,670,780
QATAR — (0.6%)
Aamal Co. 755,715 163,970
Al Rayan Bank 1,724,493 1,107,825
*Baladna 409,015 171,537
Barwa Real Estate Co. 865,526 625,195
Commercial Bank PSQC (The) 1,212,881 1,379,107
Doha Bank QPSC 1,035,824 714,067
Doha Insurance Co. QSC 18,758 12,998
*Estithmar Holding QPSC,
Class A 300,352 338,298
Gulf International Services
QSC 503,628 427,551
Gulf Warehousing Co. 122,028 85,966
Lesha Bank LLC 156,140 77,405
Mazaya Real Estate
Development QPSC 652,773 110,080
Medicare Group 84,299 150,469
Mesaieed Petrochemical
Holding Co. 1,528,171 524,640
Ooredoo QPSC 315,211 1,173,060
Qatar Aluminum Manufacturing
Co. 284,856 121,422
Qatar Fuel QSC 28,989 119,428
Qatar Industrial Manufacturing
Co. QSC 142,744 94,679
Qatar Insurance Co. SAQ 171,916 96,747

Dimensional Emerging Markets Value ETF
continued
Shares Value †
QATAR — (Continued)
Qatar National Cement Co.
QSC 213,545 $ 178,589
Salam International
Investment, Ltd. QSC 207,046 42,933
United Development Co. QSC 725,597 187,926
Vodafone Qatar PQSC 216,586 143,062
TOTAL QATAR 8,046,954
SAUDI ARABIA — (2.9%)
Ades Holding Co. 2,352 10,599
Al Babtain Power &
Telecommunication Co. 13,017 217,462
Al Hassan Ghazi Ibrahim
Shaker Co. 1,790 12,496
Al Jouf Agricultural
Development Co. 3,500 42,932
Al-Etihad Cooperative
Insurance Co. 4,093 11,809
AlJazira Takaful Ta'awuni Co. 14,684 48,397
*Allianz Saudi Fransi
Cooperative Insurance Co. 12,602 45,970
*Alujain Corp. 14,385 122,747
Arab National Bank 343,033 2,217,277
*Arabia Insurance Cooperative
Co. 9,537 27,211
Arabian Cement Co. 20,106 118,701
Arabian Drilling Co. 12,169 287,339
*Arabian Shield Cooperative
Insurance Co. 18,695 65,056
Arriyadh Development Co. 7,721 60,613
*ARTEX Industrial Investment
Co. 9,476 35,401
*Bank Al-Jazira 187,792 632,458
Banque Saudi Fransi 451,912 2,148,605
Basic Chemical Industries, Ltd. 3,967 29,725
Bawan Co. 16 242
City Cement Co. 33,838 131,557
*Dar Al Arkan Real Estate
Development Co., Class A 204,312 937,618
Eastern Province Cement Co. 21,857 150,487
*Emaar Economic City 28,169 95,696
Etihad Etisalat Co. 124,436 2,248,054
Gulf Insurance Group 10,299 69,371
*Gulf Union Cooperative
Insurance Co. 10,700 34,239
*Herfy Food Services Co. 8,865 49,406
*Jazan Development and
Investment Co. 5,220 15,033
*Liva Insurance Co., Class H 3,139 11,074
*Lumi Rental Co. 1,205 20,066
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,899 15,928
*Middle East Paper Co. 23,855 171,876
Mobile Telecommunications
Co. Saudi Arabia 216,752 664,101
*Najran Cement Co. 29,972 60,181
*National Agriculture
Development Co. (The) 68,992 383,396
Shares Value †
SAUDI ARABIA — (Continued)
National Co. for Glass
Industries (The) 2,170 $ 23,609
Northern Region Cement Co. 42,064 90,069
Qassim Cement Co. (The) 3,868 43,526
*Rabigh Refining &
Petrochemical Co. 116,376 278,981
Riyad Bank 22,988 166,610
Riyadh Cement Co. 10,017 70,250
SABIC Agri-Nutrients Co. 6 196
Sahara International
Petrochemical Co. 119,272 601,107
Saudi Awwal Bank 357,529 3,085,113
Saudi Basic Industries Corp. 222,562 3,623,164
Saudi Ceramic Co. 11,708 95,221
Saudi Chemical Co. Holding 37,940 74,663
Saudi Industrial Investment
Group 98,755 429,238
Saudi Investment Bank (The) 209,683 768,807
*Saudi Kayan Petrochemical
Co. 408,566 642,785
Saudi Marketing Co. 10,168 44,954
Saudi National Bank (The) 1,032,861 10,983,693
*Saudi Public Transport Co. 29,239 98,941
*Saudi Reinsurance Co. 7,371 61,010
Saudi Telecom Co. 12,036 145,004
Savola Group (The) 70,508 463,078
*Seera Group Holding 106,126 876,707
*Sinad Holding Co. 28,729 79,978
Southern Province Cement Co. 28,454 189,686
Sustained Infrastructure
Holding Co. 35,568 346,371
Tabuk Cement Co. 12,176 33,020
*Umm Al-Qura Cement Co. 11,921 43,836
United International
Transportation Co. 15,418 304,031
*Wataniya Insurance Co. 9,380 36,543
Yamama Cement Co. 48,913 357,377
Yanbu Cement Co. 51,219 221,394
Yanbu National Petrochemical
Co. 92,261 848,767
TOTAL SAUDI ARABIA 36,320,852
SOUTH AFRICA — (2.7%)
Absa Group, Ltd. 251,223 2,809,581
Adcock Ingram Holdings, Ltd. 23,908 102,998
AECI, Ltd. 48,777 251,842
African Rainbow Minerals, Ltd. 19,850 197,555
Altron, Ltd., Class A 91,102 96,713
Argent Industrial, Ltd. 12,392 21,034
Aspen Pharmacare Holdings,
Ltd. 67,053 379,590
Astral Foods, Ltd. 17,956 232,017
Barloworld, Ltd. 80,954 557,208
Bidvest Group, Ltd. 35,998 467,263
*Blu Label Unlimited Group,
Ltd. 121,621 86,870
Cashbuild, Ltd., Class A 2,593 20,633
DataTec, Ltd. 89,274 370,282
Foschini Group, Ltd. 147,899 785,893

Dimensional Emerging Markets Value ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Grindrod, Ltd. 149,636 $ 146,334
Hudaco Industries, Ltd. 16,281 166,967
Impala Platinum Holdings, Ltd. 268,993 2,892,848
Investec, Ltd. 59,893 450,636
Italtile, Ltd. 37,946 20,229
*KAP, Ltd., Class A 1,045,692 98,943
Kumba Iron Ore, Ltd. 20,125 400,875
Lewis Group, Ltd. 23,790 114,747
Life Healthcare Group
Holdings, Ltd. 330,783 226,534
Merafe Resources, Ltd. 373,812 23,724
*Metair Investments, Ltd.,
Class H 17,381 6,618
Momentum Group, Ltd. 475,182 915,683
Motus Holdings, Ltd. 75,693 455,752
Mpact, Ltd. 14,166 19,141
MTN Group, Ltd. 795,695 7,938,816
Nedbank Group, Ltd. 120,569 1,642,785
Netcare, Ltd. 598,346 503,670
Oceana Group, Ltd. 34,271 96,629
Old Mutual, Ltd. 1,827,594 1,428,755
Omnia Holdings, Ltd. 77,853 342,225
ΩPepkor Holdings, Ltd. 868,612 1,323,027
*Pick n Pay Stores, Ltd. 129,102 210,794
PPC, Ltd. 525,885 167,179
Raubex Group, Ltd. 81,254 194,409
Reunert, Ltd. 71,616 230,725
RFG Holdings, Ltd. 30,276 37,695
Sanlam, Ltd. 36,626 192,233
Sappi, Ltd. 250,550 327,851
*Sasol, Ltd., Class A 204,390 1,270,031
#*Sibanye Stillwater, Ltd.,
Class A 53,311 142,501
Southern Sun, Ltd. 352,116 186,901
Standard Bank Group, Ltd. 156,317 2,295,806
#Super Group, Ltd. 165,252 153,120
Telkom SA SOC, Ltd. 136,419 381,965
#Thungela Resources, Ltd. 68,199 301,205
Tsogo Sun, Ltd. 84,277 34,377
Valterra Platinum, Ltd. 25,747 1,595,400
Zeda, Ltd. 62,583 44,412
TOTAL SOUTH AFRICA 33,361,021
TAIWAN — (20.0%)
91APP, Inc. 7,000 16,418
Ability Enterprise Co., Ltd. 85,104 237,807
#AcBel Polytech, Inc. 254,389 360,800
Acer Cyber Security, Inc. 2,000 11,483
Acer, Inc. 728,000 711,636
#ACES Electronic Co., Ltd. 68,000 152,630
*Acme Electronics Corp. 20,000 18,997
*Acon Holding, Inc. 101,000 27,106
Acter Group Corp., Ltd. 8,000 200,384
Action Electronics Co., Ltd. 116,000 42,640
#Actron Technology Corp. 22,000 99,476
ADATA Technology Co., Ltd. 122,276 787,569
Adlink Technology, Inc. 22,000 42,438
Advanced Ceramic X Corp. 14,000 54,195
Shares Value †
TAIWAN — (Continued)
Advanced International
Multitech Co., Ltd. 49,000 $ 95,159
Advanced Power Electronics
Corp. 66,000 220,064
Advanced Wireless
Semiconductor Co. 41,000 148,043
Advancetek Enterprise Co.,
Ltd. 92,000 105,345
Airtac International Group 18,000 533,424
Alexander Marine Co., Ltd. 2,000 12,687
Allied Supreme Corp. 3,000 24,202
Alltek Technology Corp. 66,080 68,786
Alpha Networks, Inc. 78,000 82,463
#Altek Corp. 155,181 250,634
Amazing Microelectronic Corp. 31,000 100,742
AMPACS Corp. 31,000 29,597
Ampak Technology, Inc. 18,000 39,934
Ampire Co., Ltd. 34,000 27,872
AmTRAN Technology Co., Ltd. 189,279 86,509
Anderson Industrial Corp. 58,000 27,075
Anji Technology Co., Ltd. 29,000 35,188
Aopen, Inc. 16,000 25,165
Apacer Technology, Inc. 36,000 121,206
Apex Biotechnology Corp. 22,000 23,545
Apex Science & Engineering 34,680 12,410
ARBOR Technology Corp. 17,000 22,590
*Arcadyan Technology Corp. 49,000 321,183
Ardentec Corp. 202,000 614,391
Argosy Research, Inc. 7,000 41,785
Arizon RFID Technology
Cayman Co., Ltd. 9,000 41,280
ASE Technology Holding Co.,
Ltd. 797,000 6,416,756
#ASE Technology Holding Co.,
Ltd., ADR 266,102 4,260,293
#Asia Optical Co., Inc. 72,000 367,717
Asia Polymer Corp. 111,000 45,316
Asia Tech Image, Inc. 18,000 44,677
ASolid Technology Co., Ltd. 17,000 43,466
ASROCK, Inc. 7,000 73,095
Asustek Computer, Inc. 197,000 4,466,641
ATE Energy International Co.,
Ltd. 23,000 22,483
*Aten International Co., Ltd. 31,000 61,111
Auden Techno Corp. 12,000 37,943
#AUO Corp. 2,130,600 842,093
Aurona Industries, Inc. 9,000 8,168
Avalue Technology, Inc. 17,000 61,660
Avermedia Technologies 20,000 25,568
Axiomtek Co., Ltd. 21,000 56,221
Azurewave Technologies, Inc. 21,000 50,005
Bank of Kaohsiung Co., Ltd. 253,576 99,810
Basso Industry Corp. 40,000 42,419
BenQ Materials Corp. 84,000 56,836
*BES Engineering Corp. 507,000 253,162
Best Precision Industrial Co.,
Ltd. 4,000 14,313
Billion Electric Co., Ltd. 13,000 10,044

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
#Bin Chuan Enterprise Co.,
Ltd. 46,000 $ 100,107
B'in Live Co., Ltd. 5,000 12,800
Bioteque Corp. 10,000 40,012
Bizlink Holding, Inc. 50,494 2,291,374
Brave C&H Supply Co., Ltd. 8,000 18,919
Bright Led Electronics Corp. 17,000 11,337
#Brightek Optoelectronic Co.,
Ltd. 28,000 37,891
Brighton-Best International
Taiwan, Inc. 144,000 156,924
#Brogent Technologies, Inc. 17,000 52,646
Capital Futures Corp. 36,801 59,258
Capital Securities Corp. 660,000 524,934
Career Technology MFG. Co.,
Ltd. 2,256 1,090
Castles Technology Co., Ltd. 28,000 64,852
Caswell, Inc. 17,000 46,563
Cathay Consolidated, Inc. 8,000 21,079
#Cathay Financial Holding
Co., Ltd. 3,043,397 6,336,079
Cathay Real Estate
Development Co., Ltd. 200,000 148,661
Cenra, Inc. 30,000 33,180
#Central Reinsurance Co., Ltd. 174,284 139,185
Century Iron & Steel Industrial
Co., Ltd. 66,000 329,560
Chang Hwa Commercial Bank,
Ltd. 1,635,429 1,053,365
Channel Well Technology Co.,
Ltd. 65,000 163,446
Chant Sincere Co., Ltd. 16,000 20,871
Charoen Pokphand Enterprise 9,000 40,109
CHC Healthcare Group 53,000 74,394
CHC Resources Corp. 9,000 20,582
Chen Full International Co.,
Ltd. 47,000 61,080
Cheng Fwa Industrial Co., Ltd. 44,000 30,773
Cheng Loong Corp. 281,000 156,309
Cheng Shin Rubber Industry
Co., Ltd. 676,000 701,487
Cheng Uei Precision Industry
Co., Ltd. 125,000 200,872
#Chenming Electronic
Technology Corp. 56,000 226,798
Chia Chang Co., Ltd. 31,000 41,799
Chicony Electronics Co., Ltd. 237,000 1,002,245
Chicony Power Technology
Co., Ltd. 66,000 193,657
Chien Shing Harbour Service
Co., Ltd. 17,000 23,835
China Airlines, Ltd. 1,212,000 788,523
#China Bills Finance Corp. 260,000 140,822
China Ecotek Corp. 6,000 10,793
China Fineblanking
Technology Co., Ltd. 25,000 20,616
China Glaze Co., Ltd. 38,000 22,683
#China Metal Products 119,000 101,615
China Motor Corp. 104,000 197,235
Shares Value †
TAIWAN — (Continued)
China Steel Chemical Corp. 35,000 $ 92,678
#China Steel Corp. 2,689,000 1,626,993
China Steel Structure Co., Ltd. 29,000 38,820
China Wire & Cable Co., Ltd. 43,000 53,434
Chinese Maritime Transport,
Ltd. 25,000 46,436
Ching Feng Home Fashions
Co., Ltd. 57,631 37,120
Chin-Poon Industrial Co., Ltd. 131,000 139,774
Chipbond Technology Corp. 216,000 418,776
ChipMOS Technologies, Inc. 197,000 208,272
ChipMOS Technologies, Inc.,
ADR 2,748 58,505
Chlitina Holding, Ltd. 18,000 58,554
Chong Hong Construction Co.,
Ltd. 68,000 174,087
Chun YU Works & Co., Ltd. 21,000 10,759
Chun Yuan Steel Industry Co.,
Ltd. 181,000 112,753
Chung Hwa Chemical
Industrial Works, Ltd. 46,000 52,672
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 41,000 204,060
Chunghwa Precision Test
Tech Co., Ltd. 6,000 314,238
#Compal Electronics, Inc. 1,238,000 1,330,988
Compeq Manufacturing Co.,
Ltd. 392,000 1,113,223
Complex Micro Interconnection
Co., Ltd. 9,000 11,418
Concord International
Securities Co., Ltd. 45,564 23,715
Concord Securities Co., Ltd. 182,905 75,861
Continental Holdings Corp. 155,000 109,162
Contrel Technology Co., Ltd. 50,000 64,165
Coremax Corp. 37,000 77,151
Coretronic Corp. 93,000 265,014
#Co-Tech Development Corp. 72,000 549,234
Crowell Development Corp. 84,650 85,088
CTBC Financial Holding Co.,
Ltd. 4,769,000 6,492,393
#CTCI Corp. 219,840 218,117
CviLux Corp. 29,000 77,356
Cyberlink Corp. 23,000 70,330
CyberPower Systems, Inc. 20,400 158,934
Cystech Electronics Corp. 10,000 24,658
DA CIN Construction Co., Ltd. 83,600 178,399
Dafeng TV, Ltd. 22,000 35,103
Dah San Electric Wire & Cable
Co., Ltd. 16,000 23,968
Da-Li Development Co., Ltd. 109,987 176,567
Darfon Electronics Corp. 77,000 90,173
Darwin Precisions Corp. 125,100 45,578
De Licacy Industrial Co., Ltd. 128,934 45,717
Delpha Construction Co., Ltd. 137,000 131,915
Depo Auto Parts Ind Co., Ltd. 41,000 182,053
DFI, Inc. 11,000 24,475
Dimerco Express Corp. 35,500 92,731

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
D-Link Corp. 108,000 $ 58,671
DONPON PRECISION, Inc. 37,100 57,446
Draytek Corp. 24,000 21,314
Dyaco International, Inc. 53,288 39,523
#Dynamic Holding Co., Ltd. 83,000 242,728
Dynapack International
Technology Corp. 59,000 589,213
E Ink Holdings, Inc. 29,000 199,994
E.Sun Financial Holding Co.,
Ltd. 109,436 105,908
Eastech Holding, Ltd. 20,000 70,915
Eastern Media International
Corp. 101,370 68,094
Edison Opto Corp. 99,000 57,646
Edom Technology Co., Ltd. 86,000 106,308
Elan Microelectronics Corp. 35,000 141,180
E-Lead Electronic Co., Ltd. 20,000 28,659
E-LIFE MALL Corp. 11,000 23,688
Elite Advanced Laser Corp. 34,000 303,048
Elitegroup Computer Systems
Co., Ltd. 85,000 56,130
Emerging Display
Technologies Corp. 34,000 22,839
Ennoconn Corp. 38,000 361,569
#Ennostar, Inc. 236,000 263,706
EnTie Commercial Bank Co.,
Ltd. 49,000 21,040
EOI Investment Holdings Co.,
Ltd. 42,000 25,754
*Epileds Technologies, Inc. 25,000 15,858
#Episil-Precision, Inc. 29,000 53,017
Eson Precision Ind Co., Ltd. 55,000 147,604
#Eternal Materials Co., Ltd. 411,650 547,019
Eurocharm Holdings Co., Ltd. 16,000 64,279
EVA Airways Corp. 1,024,000 1,205,842
Ever Ohms Technology Co.,
Ltd. 23,000 21,286
*Everest Textile Co., Ltd. 98,000 18,044
Evergreen International
Storage & Transport Corp. 96,500 179,872
#Evergreen Marine Corp.
Taiwan, Ltd. 431,000 2,712,940
EVERGREEN Steel Corp. 80,000 277,154
Everlight Chemical Industrial
Corp. 171,000 104,299
Everlight Electronics Co., Ltd. 141,000 268,781
Evertop Wire Cable Corp. 32,000 35,392
Excelsior Medical Co., Ltd. 45,126 124,628
Far Eastern Department
Stores, Ltd. 312,000 219,733
Far Eastern International Bank 967,378 398,079
Far Eastern New Century
Corp. 923,000 795,664
Far EasTone
Telecommunications Co., Ltd. 176,000 529,586
Farglory F T Z Investment
Holding Co., Ltd. 56,263 88,674
Farglory Land Development
Co., Ltd. 103,000 180,596
Shares Value †
TAIWAN — (Continued)
FDC International Hotels Corp. 14,000 $ 20,198
Feedback Technology Corp. 16,800 59,022
Feng Hsin Steel Co., Ltd. 148,000 304,753
FIC Global, Inc. 33,000 38,323
*FineMat Applied Materials
Co., Ltd. 19,000 21,725
Firich Enterprises Co., Ltd. 93,000 72,153
First Financial Holding Co.,
Ltd. 3,074,465 2,855,339
First Insurance Co., Ltd. (The) 97,000 82,987
*First Steamship Co., Ltd. 253,000 47,405
FIT Holding Co., Ltd. 22,000 26,515
FLEXium Interconnect, Inc. 74,000 152,136
Flytech Technology Co., Ltd. 19,000 65,824
FocalTech Systems Co., Ltd. 90,000 173,319
Forcecon Tech Co., Ltd. 24,638 87,761
Forest Water Environment
Engineering Co., Ltd. 28,896 37,881
Formosa Advanced
Technologies Co., Ltd. 44,000 54,318
Formosa Laboratories, Inc. 43,000 86,725
Formosa Oilseed Processing
Co., Ltd. 21,100 21,003
Formosa Optical Technology
Co., Ltd. 10,000 31,847
Formosa Petrochemical Corp. 257,000 373,700
#Formosa Plastics Corp. 969,000 1,200,966
Formosa Sumco Technology
Corp. 32,000 104,096
Formosan Union Chemical
Corp. 104,000 56,329
Founding Construction &
Development Co., Ltd. 62,000 30,051
#Foxsemicon Integrated
Technology, Inc. 35,000 422,400
Franbo Lines Corp. 84,988 59,716
Froch Enterprise Co., Ltd. 53,000 23,965
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,380 41,579
#Fu Hua Innovation Co., Ltd. 161,340 102,868
Fubon Financial Holding Co.,
Ltd. 2,973,247 8,820,798
Fulgent Sun International
Holding Co., Ltd. 62,655 195,867
#*Fulltech Fiber Glass Corp.,
Class A 164,379 386,070
Fusheng Precision Co., Ltd. 30,000 236,655
Fwusow Industry Co., Ltd. 94,724 42,061
G Shank Enterprise Co., Ltd. 62,888 197,414
#Gallant Precision Machining
Co., Ltd. 49,000 147,920
Gamania Digital Entertainment
Co., Ltd. 46,000 88,884
GEM Services, Inc. 12,000 31,814
Gemtek Technology Corp. 151,000 128,449
General Interface Solution GIS
Holding, Ltd. 79,000 127,208
General Plastic Industrial Co.,
Ltd. 20,000 18,249

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Generalplus Technology, Inc. 26,000 $ 33,112
Genius Electronic Optical Co.,
Ltd. 31,000 423,034
GeoVision, Inc. 25,000 37,653
Getac Holdings Corp. 73,000 327,706
Giant Manufacturing Co., Ltd. 119,000 392,912
Giantplus Technology Co., Ltd. 97,000 37,549
Gigabyte Technology Co., Ltd. 102,000 930,711
Global Brands Manufacture,
Ltd. 150,880 574,248
Global Lighting Technologies,
Inc. 26,000 35,396
Global Mixed Mode
Technology, Inc. 21,000 159,510
Global PMX Co., Ltd. 33,000 152,972
Globaltek Fabrication Co., Ltd. 9,000 16,483
#Globalwafers Co., Ltd. 99,000 1,635,991
Globe Union Industrial Corp. 96,000 32,166
Gloria Material Technology
Corp. 273,000 301,942
GMI Technology, Inc. 38,542 48,897
Golden Long Teng
Development Co., Ltd. 23,000 20,613
Goldsun Building Materials
Co., Ltd. 333,000 392,134
Good Will Instrument Co., Ltd. 17,000 31,521
#Gordon Auto Body Parts 140,000 144,595
Gourmet Master Co., Ltd. 40,000 90,953
Grand Fortune Securities Co.,
Ltd. 119,000 46,065
Grape King Bio, Ltd. 46,000 184,802
Great China Metal Industry 47,000 30,731
Great Wall Enterprise Co., Ltd. 271,000 458,411
Greatek Electronics, Inc. 113,000 259,149
GTM Holdings Corp. 53,000 52,326
Gudeng Precision Industrial
Co., Ltd. 4,000 45,932
*Hai Kwang Enterprise Corp. 44,420 21,024
Hanpin Electron Co., Ltd. 15,000 22,470
Harvatek Corp. 42,000 27,735
Heran Co., Ltd. 20,400 42,272
#Hey Song Corp. 103,000 125,144
Hi-Clearance, Inc. 6,000 26,837
Highlight Tech Corp. 19,600 28,054
Highwealth Construction Corp. 452,428 573,979
HIM International Music, Inc. 8,000 24,332
Hitron Technology, Inc. 53,000 41,981
#Hiwin Technologies Corp. 96,000 697,960
Hiyes International Co., Ltd. 29,000 79,054
Hocheng Corp. 105,000 61,140
Holiday Entertainment Co.,
Ltd. 16,000 31,541
Holy Stone Enterprise Co., Ltd. 55,700 206,558
Hon Hai Precision Industry
Co., Ltd. 3,402,000 28,496,633
Hong Pu Real Estate
Development Co., Ltd. 52,000 44,065
Hong TAI Electric Industrial 123,000 157,646
Shares Value †
TAIWAN — (Continued)
#Hota Industrial Manufacturing
Co., Ltd. 96,000 $ 185,810
Hsin Kuang Steel Co., Ltd. 78,000 100,732
Hsin Yung Chien Co., Ltd. 4,000 11,724
Hu Lane Associate, Inc. 39,581 169,315
HUA ENG Wire & Cable Co.,
Ltd. 98,000 105,361
Hua Nan Financial Holdings
Co., Ltd. 923,444 877,153
#Hua Yu Lien Development
Co., Ltd. 39,000 78,911
Huaku Development Co., Ltd. 107,995 365,358
Huang Hsiang Construction
Corp. 47,331 63,511
Hung Ching Development &
Construction Co., Ltd. 52,000 46,095
Hung Sheng Construction, Ltd. 121,000 83,839
Hwa Fong Rubber Industrial
Co., Ltd. 53,000 26,034
Hwacom Systems, Inc. 29,000 23,065
Ibase Technology, Inc. 49,000 78,104
#IBF Financial Holdings Co.,
Ltd. 1,114,264 552,764
Ichia Technologies, Inc. 387,000 643,301
#I-Chiun Precision Industry
Co., Ltd. 80,122 191,567
IKKA Holdings Cayman, Ltd. 4,191 11,438
Info-Tek Corp. 13,000 15,457
Innolux Corp. 1,845,531 798,463
Inpaq Technology Co., Ltd. 30,401 85,939
Integrated Service Technology,
Inc. 16,160 58,088
#IntelliEPI, Inc. 15,000 76,364
Inventec Corp. 1,036,000 1,546,872
#Iron Force Industrial Co., Ltd. 27,445 84,814
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 47,000 70,865
ITE Technology, Inc. 10,000 42,451
ITEQ Corp. 101,000 384,405
Jarllytec Co., Ltd. 13,325 42,609
Jean Co., Ltd. 56,391 46,777
Jia Wei Lifestyle, Inc. 27,300 35,345
Jih Lin Technology Co., Ltd.,
Class A 29,000 50,659
Jiin Yeeh Ding Enterprise Co.,
Ltd. 38,000 79,360
Jinan Acetate Chemical Co.,
Ltd. 67,000 131,642
Jochu Technology Co., Ltd. 18,000 28,106
JPC connectivity, Inc. 12,000 65,385
JSL Construction &
Development Co., Ltd. 8,000 13,272
K Laser Technology, Inc. 34,000 17,254
Kedge Construction Co., Ltd. 27,136 77,680
Kenda Rubber Industrial Co.,
Ltd. 227,200 148,185
Kent Industrial Co., Ltd. 21,000 17,044
Kerry TJ Logistics Co., Ltd. 70,000 76,510
Key Ware Electronics Co., Ltd. 14,000 10,839

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
KGI Financial Holding Co., Ltd. 5,792,301 $ 2,995,920
KHGEARS International, Ltd. 10,000 56,765
#Kindom Development Co.,
Ltd. 164,200 177,869
King Chou Marine Technology
Co., Ltd. 17,000 28,314
King Yuan Electronics Co., Ltd. 539,000 3,804,788
*King's Town Construction
Co., Ltd. 21,000 28,521
#Kinko Optical Co., Ltd. 99,000 148,141
#Kinpo Electronics 490,000 362,627
Kinsus Interconnect
Technology Corp. 138,000 612,765
KMC Kuei Meng International,
Inc. 18,000 52,757
KS Terminals, Inc. 49,000 80,017
Kung Long Batteries Industrial
Co., Ltd. 26,000 102,762
*Kung Sing Engineering Corp. 106,000 39,999
Kuo Toong International Co.,
Ltd. 105,000 197,424
Kwong Lung Enterprise Co.,
Ltd. 34,000 52,867
L&K Engineering Co., Ltd. 47,142 733,790
Lanner Electronics, Inc. 35,000 91,881
Largan Precision Co., Ltd. 34,000 2,449,823
#Laster Tech Co., Ltd. 33,000 22,329
Leadtrend Technology Corp. 16,319 25,614
Lealea Enterprise Co., Ltd. 148,000 31,342
#Lelon Electronics Corp. 72,000 255,294
Lemtech Holdings Co., Ltd. 15,750 41,039
Leo Systems, Inc. 11,000 12,721
*Leofoo Development Co., Ltd. 36,000 19,733
Lien Hwa Industrial Holdings
Corp. 247,918 389,124
Lingsen Precision Industries,
Ltd. 151,000 101,187
Lintes Technology Co., Ltd. 3,000 8,978
Lion Travel Service Co., Ltd. 4,000 20,429
Lite-On Technology Corp. 593,000 3,462,591
Liton Technology Corp. 40,000 62,132
Long Da Construction &
Development Corp. 81,000 75,227
Longchen Paper & Packaging
Co., Ltd. 78,000 23,775
#Longwell Co. 81,000 495,365
Lotus Pharmaceutical Co., Ltd. 35,000 336,440
Loyalty Founder Enterprise
Co., Ltd. 37,000 36,229
Lucky Cement Corp. 40,000 19,453
Lumax International Corp., Ltd. 29,400 94,777
*Lung Yen Life Service Corp.,
Class A 49,000 82,886
Luxe Green Energy
Technology Co., Ltd. 51,330 37,152
Macauto Industrial Co., Ltd.,
Class A 18,000 34,839
Macnica Galaxy, Inc. 8,000 22,875
Macroblock, Inc. 8,000 15,328
Shares Value †
TAIWAN — (Continued)
#Macronix International Co.,
Ltd. 213,000 $ 216,180
Materials Analysis Technology,
Inc. 15,000 99,053
Mayer Steel Pipe Corp. 74,400 57,601
MediaTek, Inc. 6,000 255,685
Mega Financial Holding Co.,
Ltd. 1,527,503 2,007,453
Megaforce Co., Ltd. 6,000 8,061
Mercuries & Associates
Holding, Ltd. 139,000 64,660
Mercuries Data Systems, Ltd. 54,000 44,969
Merida Industry Co., Ltd. 82,000 266,745
#Merry Electronics Co., Ltd. 85,784 286,030
METAAGE Corp. 43,000 73,017
#Micro-Star International Co.,
Ltd. 229,000 815,702
Mildef Crete, Inc. 20,000 69,939
MIN AIK Technology Co., Ltd. 69,000 49,493
Mosel Vitelic, Inc. 30,000 33,327
Motech Industries, Inc. 126,000 69,679
MPI Corp. 30,000 2,049,380
MSSCORPS Co., Ltd. 3,000 16,737
Nak Sealing Technologies
Corp. 24,000 83,146
#Namchow Holdings Co., Ltd. 62,000 78,052
#Nan Kang Rubber Tire Co.,
Ltd. 170,000 200,189
Nan Pao Resins Chemical
Co., Ltd. 6,000 71,728
Nan Ya Plastics Corp. 1,116,000 1,506,587
#Nan Ya Printed Circuit Board
Corp. 71,000 670,944
Nang Kuang Pharmaceutical
Co., Ltd. 25,000 31,554
*Nanya Technology Corp. 261,000 1,124,963
National Aerospace Fasteners
Corp. 8,000 27,976
*New Asia Construction &
Development Corp., Class H 41,000 19,739
Nexcom International Co., Ltd. 27,000 69,650
Nichidenbo Corp. 64,000 187,788
Nidec Chaun-Choung
Technology Corp. 3,000 13,321
Niko Semiconductor Co., Ltd. 26,666 49,097
Nishoku Technology, Inc. 12,000 49,575
North-Star International Co.,
Ltd. 56,000 48,274
Nova Technology Corp. 11,000 61,546
Novatek Microelectronics
Corp. 36,000 460,232
Nuvoton Technology Corp. 81,000 162,311
O-Bank Co., Ltd. 435,000 128,062
Ocean Plastics Co., Ltd. 38,000 44,501
Optimax Technology Corp. 44,000 28,769
Orient Semiconductor
Electronics, Ltd. 173,000 273,504
Oriental Union Chemical Corp. 199,000 77,358

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
O-TA Precision Industry Co.,
Ltd. 20,000 $ 48,274
Pacific Hospital Supply Co.,
Ltd. 4,000 11,503
Paiho Shih Holdings Corp. 77,805 63,148
#Pan German Universal
Motors, Ltd. 10,000 94,499
#Pan Jit International, Inc. 113,000 309,876
#Pan-International Industrial
Corp. 229,000 418,653
Panion & BF Biotech, Inc. 5,000 10,767
Parade Technologies, Ltd. 25,000 553,007
Parpro Corp. 15,000 25,764
*PChome Online, Inc., Class A 69,000 78,223
#PCL Technologies, Inc. 32,000 124,915
P-Duke Technology Co., Ltd. 22,000 72,997
Pegatron Corp. 516,000 1,245,477
Pegavision Corp. 15,000 166,146
PharmaEngine, Inc. 31,000 71,699
Phison Electronics Corp. 51,000 1,766,859
Phoenix Tours International,
Inc. 12,600 21,191
Pixart Imaging, Inc. 38,000 286,783
Podak Co., Ltd. 9,000 13,584
#*Powerchip Semiconductor
Manufacturing Corp. 783,000 802,332
Powertech Technology, Inc. 271,000 1,525,097
President Securities Corp. 349,900 269,758
Primax Electronics, Ltd. 188,000 507,596
Prince Housing &
Development Corp. 350,000 101,558
Promate Electronic Co., Ltd. 84,999 131,338
PSS Co., Ltd., Class F 6,000 29,570
Qisda Corp. 471,140 475,876
QST International Corp. 31,189 43,119
Qualipoly Chemical Corp. 20,000 117,758
Quang Viet Enterprise Co.,
Ltd. 20,387 51,198
Quanta Computer, Inc. 184,000 1,798,640
#Quanta Storage, Inc. 89,000 308,334
Radiant Opto-Electronics Corp. 161,000 691,324
Radium Life Tech Co., Ltd. 404,932 144,896
Rafael Microelectronics, Inc. 3,000 10,881
Raydium Semiconductor Corp. 26,000 205,946
Rechi Precision Co., Ltd. 127,000 95,433
Rexon Industrial Corp., Ltd. 43,000 38,606
Rich Development Co., Ltd. 239,990 66,202
*Right WAY Industrial Co., Ltd. 24,000 9,642
RiTdisplay Corp. 38,969 41,959
*Ritek Corp. 229,000 74,270
Roundtop Machinery Industries
Co., Ltd. 13,000 9,642
Ruentex Development Co.,
Ltd. 383,300 371,567
Run Long Construction Co.,
Ltd. 19,000 23,487
Sampo Corp. 107,000 85,625
San Fang Chemical Industry
Co., Ltd. 76,000 76,517
Shares Value †
TAIWAN — (Continued)
San Fu Chemical Co., Ltd. 8,000 $ 28,236
San Lien Technology Corp.,
Ltd. 10,000 26,902
San Shing Fastech Corp.,
Class A 7,000 11,704
Sanyang Motor Co., Ltd. 184,000 361,524
Savior Lifetec Corp. 97,000 53,957
SCI Pharmtech, Inc. 28,000 52,464
ScinoPharm Taiwan, Ltd. 86,000 49,097
#SDI Corp. 53,000 147,409
Sea Sonic Electronics Co., Ltd. 10,000 22,446
Securitag Assembly Group
Co., Ltd. 9,000 31,034
Senao International Co., Ltd. 24,000 22,680
Senao Networks, Inc. 13,815 68,534
Sensortek Technology Corp. 10,000 61,969
Sercomm Corp. 106,000 341,713
Sesoda Corp. 66,000 64,838
Shanghai Commercial &
Savings Bank, Ltd. (The) 900,466 1,159,964
Sharehope Medicine Co., Ltd. 33,434 26,429
ShenMao Technology, Inc. 33,000 108,959
Shieh Yih Machinery Industry
Co., Ltd. 62,000 43,161
#Shih Her Technologies, Inc. 30,053 169,617
Shih Wei Navigation Co., Ltd. 153,910 87,867
Shihlin Electric & Engineering
Corp. 60,000 389,382
Shin Ruenn Development Co.,
Ltd. 15,000 28,399
Shin Zu Shing Co., Ltd. 69,246 476,417
Shinkong Insurance Co., Ltd. 66,000 241,534
Shinkong Synthetic Fibers
Corp. 450,000 195,423
Shuttle, Inc. 120,000 72,607
Sigurd Microelectronics Corp. 234,000 795,452
#Silergy Corp. 83,000 600,745
Simplo Technology Co., Ltd. 57,000 649,898
Sinbon Electronics Co., Ltd. 8,000 55,041
Sincere Navigation Corp. 116,000 91,318
Sinmag Equipment Corp. 3,000 13,126
Sino-American Silicon
Products, Inc. 207,000 841,710
Sinon Corp. 167,000 231,695
SinoPac Financial Holdings
Co., Ltd. 4,185,212 3,492,101
Sinopower Semiconductor, Inc. 9,000 31,473
Sinphar Pharmaceutical Co.,
Ltd. 56,486 59,075
Sinyi Realty, Inc. 87,000 64,102
Sitronix Technology Corp. 34,000 221,756
Siward Crystal Technology
Co., Ltd. 49,000 35,944
Sixxon Tech Co., Ltd. 2,000 10,605
Solar Applied Materials
Technology Corp. 196,000 378,088
Solteam, Inc. 32,000 50,330
Song Shang Electronics Co.,
Ltd. 39,000 27,276

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Sonix Technology Co., Ltd. 49,000 $ 56,028
Southeast Cement Co., Ltd. 49,000 26,460
Speed Tech Corp. 55,000 84,626
#Sports Gear Co., Ltd. 27,000 98,809
St. Shine Optical Co., Ltd. 19,000 80,658
Standard Chemical &
Pharmaceutical Co., Ltd. 35,000 63,189
Standard Foods Corp. 162,000 165,473
#*Starlux Airlines Co., Ltd.,
Class A 439,000 342,734
S-Tech Corp. 68,222 51,930
Sun Max Tech, Ltd. 31,473 85,898
Sunjuice Holdings Co., Ltd. 6,307 29,954
Sunny Friend Environmental
Technology Co., Ltd. 26,000 70,030
Sunonwealth Electric Machine
Industry Co., Ltd. 37,000 181,744
Sunplus Innovation
Technology, Inc. 5,000 22,039
#Sunplus Technology Co., Ltd. 239,000 167,543
Sunrex Technology Corp. 54,000 73,075
Sunspring Metal Corp. 53,000 37,930
Superalloy Industrial Co., Ltd. 77,000 119,103
#Supreme Electronics Co., Ltd. 208,933 448,573
#Swancor Holding Co., Ltd. 23,000 93,149
Sweeten Real Estate
Development Co., Ltd. 38,312 35,145
Symtek Automation Asia Co.,
Ltd. 8,307 42,561
Syncmold Enterprise Corp. 50,000 112,228
#Synmosa Biopharma Corp. 186,958 204,042
Synnex Technology
International Corp. 307,000 567,242
Systex Corp. 62,000 261,182
TA Chen Stainless Pipe 616,131 735,565
Ta Ya Electric Wire & Cable 300,489 410,544
TA-I Technology Co., Ltd. 32,000 65,060
Tai Tung Communication Co.,
Ltd. 86,385 64,070
Taichung Commercial Bank
Co., Ltd. 1,039,387 723,558
TaiDoc Technology Corp. 23,000 92,027
#Taiflex Scientific Co., Ltd. 149,770 331,783
Taimide Tech, Inc. 55,000 108,422
Tainan Enterprises Co., Ltd. 44,000 38,932
Tai-Saw Technology Co., Ltd. 39,000 31,399
Taisun Enterprise Co., Ltd. 88,000 52,959
TAI-TECH Advanced
Electronics Co., Ltd. 22,000 107,706
Taiwan Business Bank 2,347,126 1,171,998
Taiwan Chinsan Electronic
Industrial Co., Ltd. 41,000 57,350
Taiwan Cogeneration Corp. 179,000 280,952
Taiwan Cooperative Financial
Holding Co., Ltd. 1,959,328 1,513,745
Taiwan Fertilizer Co., Ltd. 239,000 374,349
Taiwan Fire & Marine
Insurance Co., Ltd. 69,000 80,804
Taiwan Fructose Co., Ltd. 17,000 10,175
Shares Value †
TAIWAN — (Continued)
Taiwan FU Hsing Industrial
Co., Ltd. 35,200 $ 58,856
#*Taiwan Glass Industry Corp. 481,000 438,112
#Taiwan Hon Chuan
Enterprise Co., Ltd. 112,288 462,068
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 71,608 72,910
Taiwan Mask Corp. 63,000 78,901
Taiwan Mobile Co., Ltd. 149,000 530,741
Taiwan Navigation Co., Ltd. 97,000 91,822
Taiwan Optical Platform Co.,
Ltd. 5,000 12,573
Taiwan Paiho, Ltd. 94,000 174,906
Taiwan PCB Techvest Co.,
Ltd. 82,000 94,161
Taiwan Sakura Corp. 41,000 113,633
Taiwan Sanyo Electric Co.,
Ltd. 12,000 13,799
Taiwan Semiconductor Co.,
Ltd. 121,000 216,486
Taiwan Surface Mounting
Technology Corp. 96,000 343,515
#Taiwan Union Technology
Corp. 85,000 1,065,922
Taiyen Biotech Co., Ltd. 40,000 41,508
#Tatung Co., Ltd. 494,200 581,960
TBI Motion Technology Co.,
Ltd. 20,000 25,243
TCC Group Holdings Co., Ltd. 1,895,188 1,362,469
TCI Co., Ltd. 39,000 143,993
Te Chang Construction Co.,
Ltd. 21,000 42,286
#Team Group, Inc. 12,000 52,698
Teco Electric and Machinery
Co., Ltd. 267,000 1,011,857
Test Research, Inc. 2,000 10,182
Test Rite International Co., Ltd. 42,000 27,735
Thermaltake Technology Co.,
Ltd. 28,000 28,965
Thinking Electronic Industrial
Co., Ltd. 30,000 184,444
Thye Ming Industrial Co., Ltd. 44,000 77,577
Ton Yi Industrial Corp. 275,000 160,575
Tong Hsing Electronic
Industries, Ltd. 68,420 279,324
Tong Yang Industry Co., Ltd. 205,000 644,855
Tong-Tai Machine & Tool Co.,
Ltd. 57,000 60,262
Topco Scientific Co., Ltd. 2,000 22,250
Topco Technologies Corp. 15,000 30,253
Topkey Corp. 24,000 145,213
#Topoint Technology Co., Ltd. 64,000 246,706
Transcend Information, Inc. 63,000 271,543
Trigold Holdings, Ltd. 12,000 18,347
Triocean Industrial Corp. Co.,
Ltd. 14,000 41,625
Tripod Technology Corp. 172,000 1,910,738
TS Financial Holding Co., Ltd. 5,173,139 3,146,862
*TS Financial Holding Co., Ltd. 502,003 150,563

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
TSC Auto ID Technology Co.,
Ltd. 8,000 $ 50,877
#TSRC Corp. 225,000 109,788
TTY Biopharm Co., Ltd. 23,000 59,481
Tung Ho Steel Enterprise
Corp. 180,000 367,717
Tung Thih Electronic Co., Ltd. 26,000 61,826
TURVO International Co., Ltd. 4,000 26,219
TXC Corp. 100,000 289,516
#TYC Brother Industrial Co.,
Ltd. 161,000 250,867
Tyntek Corp. 100,000 56,927
Ubright Optronics Corp. 12,000 24,749
#UDE Corp. 32,000 110,341
Ultra Chip, Inc. 20,000 29,635
U-Ming Marine Transport Corp. 245,000 443,919
Unic Technology Corp. 21,000 15,849
Unimicron Technology Corp. 486,000 2,584,854
Union Bank Of Taiwan 272,512 164,442
Union Insurance Co., Ltd. 18,000 15,722
Uni-President Enterprises
Corp. 625,000 1,600,062
Unitech Computer Co., Ltd. 29,000 39,244
Unitech Printed Circuit Board
Corp. 332,237 284,781
United Alloy-Tech Co. 46,000 80,954
#United Microelectronics Corp. 2,491,000 3,759,878
#United Microelectronics
Corp., Sponsored ADR 366,697 2,827,234
United Orthopedic Corp. 33,000 133,649
United Radiant Technology 53,000 36,637
United Renewable Energy
Co., Ltd. 499,000 111,030
Univacco Technology, Inc. 25,000 36,881
Universal Cement Corp. 180,356 181,876
UPI Semiconductor Corp. 25,000 152,890
Userjoy Technology Co., Ltd. 10,000 25,146
USI Corp. 153,000 51,513
Utechzone Co., Ltd. 19,000 53,710
Value Valves Co., Ltd. 14,000 38,118
Vanguard International
Semiconductor Corp. 348,000 1,094,681
Ventec International Group
Co., Ltd. 24,000 70,030
VIA Labs, Inc. 8,000 21,574
Via Technologies, Inc. 46,000 78,709
Viking Tech Corp. 18,000 24,563
Visco Vision, Inc. 3,000 19,372
Vivotek, Inc. 14,000 37,390
Vizionfocus, Inc. 13,000 75,908
#Wafer Works Corp. 206,245 209,995
Wah Hong Industrial Corp. 32,000 35,028
Wah Lee Industrial Corp. 73,000 214,671
#Walsin Lihwa Corp. 682,291 663,625
#Walton Advanced
Engineering, Inc. 123,000 96,428
#Wan Hai Lines, Ltd. 256,450 684,901
*WE & WIN Development Co.,
Ltd. 49,000 17,773
Shares Value †
TAIWAN — (Continued)
We&Win Diversification Co.,
Ltd. 66,000 $ 46,052
WEI Chih Steel Industrial Co.,
Ltd. 51,000 26,544
Wei Chuan Foods Corp. 96,000 46,999
#Weikeng Industrial Co., Ltd. 169,000 161,628
Well Shin Technology Co., Ltd. 30,000 51,332
Welldone Co. 13,000 21,229
#Win Semiconductors Corp. 170,000 594,483
Winbond Electronics Corp. 947,194 1,670,015
Winstek Semiconductor Co.,
Ltd. 23,000 71,676
#Wisdom Marine Lines Co.,
Ltd. 164,000 337,165
Wistron Corp. 1,108,000 5,424,482
WITS Corp. 19,000 76,640
WNC Corp. 193,726 790,886
Wonderful Hi-Tech Co., Ltd. 64,000 95,351
WPG Holdings, Ltd. 501,000 982,736
WT Microelectronics Co., Ltd. 300,839 1,399,433
XAC Automation Corp. 22,000 21,470
Xxentria Technology Materials
Corp. 50,070 56,274
Yageo Corp. 629,516 5,099,037
YC INOX Co., Ltd. 169,974 106,438
Yea Shin International
Development Co., Ltd. 109,657 88,108
Yem Chio Co., Ltd. 175,440 75,618
Yen Sun Technology Corp. 19,000 28,524
YFC-Boneagle Electric Co.,
Ltd. 37,000 25,155
YFY, Inc. 185,000 152,858
Yieh Phui Enterprise Co., Ltd. 152,102 72,981
*Young Optics, Inc. 8,000 14,261
Youngtek Electronics Corp. 41,000 78,423
Yuanta Financial Holding Co.,
Ltd. 3,564,713 4,000,605
Yuanta Futures Co., Ltd. 40,075 117,327
Yuen Foong Yu Consumer
Products Co., Ltd. 29,000 36,225
Yulon Motor Co., Ltd. 239,528 256,350
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 14,638
YungShin Global Holding
Corp. 72,000 131,863
Yusin Holding Corp. 10,000 22,511
Zeng Hsing Industrial Co., Ltd. 23,000 69,058
Zenitron Corp. 61,000 68,658
Zero One Technology Co., Ltd. 20,000 74,493
Zhen Ding Technology
Holding, Ltd. 277,000 1,468,755
ZillTek Technology Corp. 16,000 105,397
Zippy Technology Corp. 41,000 69,087
Zyxel Group Corp. 189,098 216,834
TOTAL TAIWAN 248,662,614
THAILAND — (1.2%)
AAPICO Hitech PCL, Class F 99,200 37,735
*Absolute Clean Energy PCL,
Class F 428,400 17,356

Dimensional Emerging Markets Value ETF
continued
Shares Value †
THAILAND — (Continued)
Amata Corp. PCL, Class F 292,100 $ 130,083
AP Thailand PCL 211,300 56,525
AP Thailand PCL - NVDR 682,700 182,630
Asian Sea Corp. PCL, Class F 65,500 14,787
Asset World Corp. PCL
- NVDR 129,400 8,804
#Asset World Corp. PCL,
Class F 1,975,000 134,374
#Bangchak Corp. PCL - NVDR 199,200 181,735
Bangkok Bank PCL - NVDR 361,200 1,770,534
Bangkok Bank PCL, Class F 52,300 256,365
Bangkok Land PCL, Class F 5,271,520 81,514
Bangkok Life Assurance PCL
- NVDR 181,800 101,203
Banpu PCL - NVDR 1,795,200 280,370
Banpu PCL, Class F 1,047,600 163,612
BEC World PCL 491,200 29,622
Berli Jucker PCL - NVDR 42,100 23,827
#Berli Jucker PCL, Class F 295,500 167,238
Cal-Comp Electronics Thailand
PCL 8 2
Cal-Comp Electronics Thailand
PCL - NVDR 14,950 2,820
Charoen Pokphand Foods
PCL - NVDR 150,200 98,012
Charoen Pokphand Foods
PCL, Class F 237,500 154,979
CP AXTRA PCL - NVDR,
Class R, ADR 40,811 24,738
#CP AXTRA PCL, Class F 491,700 298,046
Eastern Polymer Group PCL 349,500 30,265
Energy Absolute PCL 2,089,400 197,729
*Energy Absolute PCL - NVDR 143,400 13,571
GFPT PCL 340,400 108,431
GFPT PCL - NVDR 44,900 14,302
Hana Microelectronics PCL,
Class F 233,000 167,175
Indorama Ventures PCL,
Class F 177,400 104,789
IRPC PCL 3,838,500 136,517
Kasikornbank PCL 79,600 459,112
Kasikornbank PCL - NVDR 52,800 304,537
Khon Kaen Sugar Industry
PCL, Class F 520,300 22,206
Kiatnakin Phatra Bank PCL
- NVDR 3,500 7,117
Kiatnakin Phatra Bank PCL,
Class F 46,900 95,366
Krung Thai Bank PCL - NVDR 639,300 538,764
Krung Thai Bank PCL, Class F 415,900 350,496
LH Financial Group PCL,
Class F 1,845,815 44,526
Noble Development PCL,
Class F 297,800 19,709
Northeast Rubber PCL, Class
F 167,100 21,498
Polyplex Thailand PCL, Class
A 184,600 53,950
Shares Value †
THAILAND — (Continued)
Precious Shipping PCL
- NVDR 227,500 $ 47,139
Precious Shipping PCL, Class
F 114,470 23,719
Pruksa Holding PCL 251,400 28,923
#PTT Exploration & Production
PCL - NVDR 20,000 66,182
PTT Exploration & Production
PCL, Class F 251,200 831,248
#PTT Global Chemical PCL
- NVDR 144,500 112,838
PTT Global Chemical PCL,
Class F 367,600 287,054
PTT PCL 248,300 236,129
PTT PCL - NVDR 3,008,300 2,860,839
Quality Houses PCL, Class F 2,020,600 82,486
Regional Container Lines PCL,
Class F 111,000 88,395
Rojana Industrial Park PCL
- NVDR 42,500 5,888
Rojana Industrial Park PCL,
Class F 378,700 52,469
S Hotels & Resorts PCL
- NVDR 190,400 9,009
S Hotels & Resorts PCL, Class
F 415,400 19,656
Sansiri PCL 4,691,500 203,127
Sansiri PCL - NVDR 1,642,200 71,102
SC Asset Corp. PCL 799,900 42,055
SC Asset Corp. PCL - NVDR 280,400 14,742
SCB X PCL - NVDR 22,000 89,129
SCG Packaging PCL, Class F 123,400 69,457
Siam Cement PCL (The) 112,500 709,757
Siam Cement PCL (The)
- NVDR 61,100 385,477
SPCG PCL 242,500 62,247
Sri Trang Agro-Industry PCL
- NVDR 176,600 64,993
Sri Trang Agro-Industry PCL,
Class F 152,000 55,939
Sri Trang Gloves Thailand
PCL, Class F 382,300 79,215
Star Petroleum Refining PCL 509,401 75,618
Supalai PCL 307,300 162,512
Supalai PCL - NVDR 128,000 67,691
*Super Energy Corp. PCL,
Class F 8,618,400 34,649
Susco PCL, Class F 104,300 7,677
Thai Oil PCL - NVDR 309,519 342,208
Thai Union Group PCL, Class
F 128,600 52,100
Thoresen Thai Agencies PCL
- NVDR 146,800 19,976
Thoresen Thai Agencies PCL,
Class F 417,200 56,771
#TMBThanachart Bank PCL
- NVDR 184,300 10,544
TPI Polene PCL, Class F 2,294,000 51,080

Dimensional Emerging Markets Value ETF
continued
Shares Value †
THAILAND — (Continued)
TPI Polene Power PCL 1,136,312 $ 72,392
TOTAL THAILAND 14,459,403
TURKEY — (0.7%)
Akbank TAS 403,133 582,920
Aksa Enerji Uretim A/S 50,068 61,919
#Alarko Holding A/S 55,962 107,405
Albaraka Turk Katilim Bankasi
A/S 278,742 54,558
Anadolu Anonim Turk Sigorta
Sirketi 4,576 2,523
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 485,074 167,622
Bera Holding A/S 216,938 94,725
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 160 1,833
*Can2 Termik AS 1,404,964 80,861
Dogan Sirketler Grubu Holding
A/S 217,044 88,268
Dogus Otomotiv Servis ve
Ticaret A/S 30,501 130,788
Eregli Demir ve Celik
Fabrikalari TAS 825,797 539,694
Esenboga Elektrik Uretim A/S 175,252 32,551
*Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 4,074 32,216
*Izmir Demir Celik Sanayi AS 64,672 9,828
#Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 383,609 250,157
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A 51,178 34,981
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 472,226 35,152
Kayseri Seker Fabrikasi A/S 80,079 34,509
KOC Holding A/S 185,512 757,088
*Loras Holding A.S 43,746 6,294
*NET Holding A/S, Class F 64,582 76,550
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 178,274 25,015
#*Pegasus Hava Tasimaciligi
A/S 3,934 19,648
*Petkim Petrokimya Holding
A/S, Class H 56,891 23,231
Polisan Holding A/S 20,128 8,396
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 7,008 2,488
*Sasa Polyester Sanayi A/S,
Class A 1,173,674 85,693
Sekerbank Turk A/S 432,932 82,473
*TAV Havalimanlari Holding
A/S, Class A 21,791 137,335
*Tekfen Holding A/S 48,125 96,370
*Tukas Gida Sanayi ve Ticaret
A/S 792,440 53,900
#Turk Hava Yollari AO 196,083 1,359,364
*Turk Telekomunikasyon A/S 92,754 112,502
Turkcell Iletisim Hizmetleri A/S 432,343 1,025,134
#Turkiye Garanti Bankasi A/S 128,897 412,615
#*Turkiye Halk Bankasi A/S 39,263 24,894
Shares Value †
TURKEY — (Continued)
Turkiye Is Bankasi A/S 264,341 $ 79,527
Turkiye Petrol Rafinerileri A/S 307,538 1,445,250
#Turkiye Sise ve Cam
Fabrikalari A/S 291,639 255,102
#*Turkiye Vakiflar Bankasi
TAO 54,046 31,440
Ulker Biskuvi Sanayi A/S 2,255 5,797
Yapi ve Kredi Bankasi A/S 252,074 201,430
Yayla Agro Gida Sanayi VE
Nakliyat A/S 42,704 11,172
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 332,780 26,513
TOTAL TURKEY 8,707,731
UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Commercial Bank
PJSC 561,752 2,205,438
Abu Dhabi National Hotels 2,301,140 279,423
Abu Dhabi National Insurance
Co. PSC 6,314 12,584
*Abu Dhabi Ports Co. PJSC 388,398 484,315
ADNOC Logistics & Services 118,737 185,560
Agility Global PLC 488,179 144,874
Agthia Group PJSC 119,715 126,138
Ajman Bank PJSC 287,829 114,412
Amanat Holdings PJSC 513,814 160,875
*Bank of Sharjah, Class A 387,817 136,208
Dana Gas PJSC 2,121,347 478,219
Deyaar Development PJSC 725,416 203,427
Dubai Investments PJSC 876,252 792,049
Emaar Development PJSC 165,104 669,775
Emaar Properties PJSC 2,184,438 8,445,261
Emirates NBD Bank PJSC 548,152 4,193,651
*EMSTEEL Building Materials
PJSC 396,132 127,264
*Ghitha Holding PJSC 16,826 107,655
*Gulf Pharmaceutical
Industries PSC 45,823 15,345
*Modon Holding PSC 654,253 650,165
National Bank of Ras Al-
Khaimah PSC (The), Class K 18,977 40,042
National Central Cooling Co.
PJSC 229,984 189,099
RAK Properties PJSC 598,262 229,665
Ras Al Khaimah Ceramics
PJSC 124,793 87,319
Sharjah Islamic Bank 18,050 14,497
TOTAL UNITED ARAB
EMIRATES 20,093,260
TOTAL COMMON STOCKS 1,226,602,253
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.4%)
Banco do Estado do Rio
Grande do Sul SA, Class B
0.630% 96,016 244,981
Banco Pine SA 0.150% 13,753 23,981
Gerdau SA 3.380% 71,310 250,803
Marcopolo SA 4.840% 164,880 241,572

Dimensional Emerging Markets Value ETF
continued
Shares Value †
BRAZIL — (Continued)
Petroleo Brasileiro SA -
Petrobras 4.230% 844,030 $ 4,662,803
Randoncorp SA 0.780% 74,400 83,585
TOTAL BRAZIL 5,507,725
COLOMBIA — (0.1%)
Grupo Argos SA 5.590% 30,752 96,224
Grupo Aval Acciones y Valores
SA 3.140% 67,157 13,516
Grupo de Inversiones
Suramericana SA 3.610% 42,511 450,371
TOTAL COLOMBIA 560,111
TOTAL PREFERRED
STOCKS 6,067,836
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 03/23/2028 26 –
*Banco Pine SA 11/17/2025 347 70
*Oncoclinicas do Brasil
Servicos Medicos SA
11/07/2025 9,278 52
TOTAL BRAZIL 122
MALAYSIA — (0.0%)
*Top Glove Corp. BHD 31,115 1,152
TOTAL MALAYSIA 1,152
Shares Value †
THAILAND — (0.0%)
*Bangkok Ranch PCL
09/01/2026 1,400 $ 1
*Better World Green PCL
05/28/2027 14,666 –
*Energy Absolute PCL
02/13/2028 145,133 3,591
*Energy Absolute PCL
02/13/2028 28,467 704
*Noble Development PCL
05/18/2027 29,050 –
*Northeast Rubber PCL, Class
A 05/15/2026 27,850 129
*Origin Property PCL
05/18/2028 53,500 645
*Origin Property PCL
05/18/2028 44,525 537
TOTAL THAILAND 5,607
TOTAL RIGHTS/WARRANTS 6,881
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $898,605,616) 1,232,676,970
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term
Investment Fund 1,110,286 12,842,675
TOTAL INVESTMENTS — ( 100.0% )
(Cost $911,448,291) $ 1,245,519,645
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $26,975,212 which represented 2.2% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 37,696,381 $ 1,534 $ — $ 37,697,915
Chile ................................ 4,390,464 — — 4,390,464
China ............................... 333,494,072 27,829 48,632 333,570,533
Colombia ............................ 1,753,163 — — 1,753,163
Czechia ............................. 1,710,306 — — 1,710,306
France .............................. 188,744 — — 188,744
Greece .............................. 9,659,645 — — 9,659,645
Hong Kong ........................... 111,536 — — 111,536
Hungary ............................. 1,599,053 — — 1,599,053
India ................................ 204,969,961 1,960,693 — 206,930,654
Indonesia ............................ 18,393,361 — 3,091 18,396,452
Korea, Republic of ..................... 173,350,861 42,299 22,283 173,415,443
Kuwait .............................. 9,583,123 65,436 — 9,648,559
Malaysia ............................. 16,996,181 — — 16,996,181
Mexico .............................. 19,644,309 — — 19,644,309
Philippines ........................... 4,566,681 — — 4,566,681

Dimensional Emerging Markets Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Poland .............................. $ 16,670,780 $ — $ — $ 16,670,780
Qatar ............................... 8,046,954 — — 8,046,954
Saudi Arabia .......................... 36,320,852 — — 36,320,852
South Africa .......................... 33,361,021 — — 33,361,021
Taiwan .............................. 248,581,810 80,804 — 248,662,614
Thailand ............................. 7,720,722 6,738,681 — 14,459,403
Turkey .............................. 8,707,731 — — 8,707,731
United Arab Emirates ................... 20,093,260 — — 20,093,260
Preferred Stocks
Brazil ............................... 5,507,725 — — 5,507,725
Colombia ............................ 560,111 — — 560,111
Rights/Warrants
Brazil ............................... 122 — — 122
Malaysia ............................. 1,152 — — 1,152
Thailand ............................. 5,607 — — 5,607
Securities Lending Collateral ............... — 12,842,675 — 12,842,675
Total Investments ........................ $1,223,685,688 $21,759,951 $74,006> $1,245,519,645
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (98.0%)
BRAZIL — (2.9%)
Allied Tecnologia SA, Class A 104,110 $ 197,388
Allos SA 456,536 2,115,182
Alupar Investimento SA 137,699 833,075
Ambev SA 65,100 153,649
#Ambev SA, Sponsored ADR 912,676 2,108,282
Anima Holding SA 478,600 313,725
Auren Energia SA 167,699 342,240
*Automob Participacoes SA 1,624 3,920
B3 SA - Brasil Bolsa Balcao 1,042,564 2,450,974
Banco ABC Brasil SA 117,678 502,822
ΩBanco BMG SA 199,793 149,516
*Banco BMG SA 8,859 6,630
Banco Bradesco SA 284,494 817,270
Banco Bradesco SA 130,789 441,051
Banco Bradesco SA,
Sponsored ADR 957,001 3,234,663
Banco BTG Pactual SA 139,200 1,261,941
Banco do Brasil SA 439,852 1,788,763
Banco Mercantil do Brasil SA 16,208 171,616
Banco Pan SA 263,667 506,755
Banco Santander Brasil SA 506,398 2,928,281
#Banco Santander Brasil SA,
Sponsored ADR 3,112 18,019
BB Seguridade Participacoes
SA 357,690 2,181,948
Bemobi Mobile Tech SA 89,299 388,859
Blau Farmaceutica SA 41,153 102,249
Boa Safra Sementes SA 91,200 177,822
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 82,950 307,761
*Brava Energia 26,899 73,727
C&A MODAS SA 333,273 1,005,670
Caixa Seguridade
Participacoes S/A 31,200 86,732
Centrais Eletricas Brasileiras
SA 291,478 3,015,915
Centrais Eletricas Brasileiras
SA, Sponsored ADR 66,330 686,515
*Cia Brasileira de Aluminio 281,929 271,712
*Cia Brasileira de Distribuicao 556,100 388,278
Cia de Ferro Ligas da Bahia
FERBASA 214,700 312,971
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 49,084 1,201,590
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 142,258 3,491,011
Cia de Saneamento de Minas
Gerais Copasa MG 253,959 1,782,144
Cia De Sanena Do Parana 839,665 1,064,949
Cia De Sanena Do Parana 258,270 1,653,649
Cia De Sanena Do Parana 189,643 251,442
Cia Energetica de Minas
Gerais 144,030 388,884
Shares Value †
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais, Sponsored ADR 144,930 $ 302,904
Cia Paranaense de Energia
- Copel 402,737 980,452
#Cia Paranaense de Energia -
Copel, ADR 40,711 420,952
Cia Siderurgica Nacional SA 435,549 763,504
Cogna Educacao SA 6,313,287 4,384,593
Construtora Tenda S/A 2,800 12,255
CPFL Energia SA 87,369 674,921
Cruzeiro do Sul Educacional
SA, Class A 329,703 356,939
CSU Digital SA 24,382 80,818
Cury Construtora e
Incorporadora SA 158,456 1,028,096
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 412,600 2,334,554
ΩDesktop SA 33,397 94,886
Dexco SA 450,651 448,546
Dimed SA Distribuidora da
Medicamentos 107,487 187,423
Direcional Engenharia SA 186,438 587,861
EcoRodovias Infraestrutura e
Logistica SA 348,270 515,438
*Embraer SA 603,900 9,755,208
Embraer SA, Sponsored ADR 150,068 9,676,385
Empreendimentos Pague
Menos S/A 303,088 219,500
Energisa S/A 205,457 1,977,445
*Eneva SA 571,984 1,944,798
Engie Brasil Energia SA 103,667 770,021
Equatorial Energia SA 752,803 5,123,391
Eucatex SA Industria e
Comercio 65,140 202,007
*Even Construtora e
Incorporadora SA 181,391 250,943
EZ Tec Empreendimentos e
Participacoes SA 191,282 658,901
Fleury SA 262,362 708,869
Fras-Le SA 73,120 311,617
#Gerdau SA, Sponsored ADR 717,492 2,504,047
ΩGPS Participacoes e
Empreendimentos SA 169,413 598,356
Grendene SA 331,845 324,133
*Grupo Casas Bahia SA 63,334 42,339
Grupo Mateus SA, Class B 286,440 342,548
Grupo SBF SA 199,202 477,554
Guararapes Confeccoes SA 220,626 415,019
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 9,368 54,415
*Hidrovias do Brasil SA 190,470 138,295
Hospital Mater Dei SA 56,600 44,774
Hypera SA, Class A 311,361 1,494,029
Iochpe Maxion SA 214,117 435,379

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Irani Papel e Embalagem SA 110,089 $ 182,352
*IRB-Brasil Resseguros SA 110,697 1,014,232
Isa Energia Brasil SA 192,600 898,060
#Itau Unibanco Holding SA,
Sponsored ADR 126,799 933,241
*Jalles Machado SA 116,656 59,355
*JBS NV 237,255 3,149,654
JHSF Participacoes SA 594,294 727,259
JSL SA 136,200 136,576
Kepler Weber SA 135,356 232,499
Klabin SA 967,700 3,241,750
Lavvi Empreendimentos
Imobiliarios SA 98,016 272,107
Localiza Rent a Car SA 332,013 2,431,611
LOG Commercial Properties e
Participacoes SA 47,300 208,167
*Log-in Logistica Intermodal
SA 16,608 101,773
Lojas Quero-Quero SA 385,800 150,447
Lojas Renner SA, Class A 1,137,494 3,134,622
ΩLWSA SA 462,631 335,903
M Dias Branco SA, Class H 71,436 388,941
Magazine Luiza SA 540,892 850,739
Mahle Metal Leve SA 12,113 67,098
Marcopolo SA 211,025 267,252
MBRF Global Foods Co. SA 300,156 996,034
#MBRF Global Foods Co. SA,
ADR 16,700 54,108
Melnick Even Desenvolvimento
Imobiliario SA 169,001 123,334
Mills Locacao Servicos e
Logistica SA 175,500 425,295
*Minerva SA 107,200 142,929
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 47,658 32,391
Motiva Infraestrutura de
Mobilidade SA 772,598 2,278,276
Moura Dubeux Engenharia S/A 93,188 478,473
Movida Participacoes SA 370,946 564,153
*MRV Engenharia e
Participacoes SA 843,406 1,184,025
Multiplan Empreendimentos
Imobiliarios SA, Class A 271,296 1,384,906
*Natura Cosmeticos SA 218,028 364,787
Neoenergia SA 93,975 509,213
*Oceanpact Servicos
Maritimos SA, Class A 195,113 274,998
Odontoprev SA 286,449 677,139
*Oncoclinicas do Brasil
Servicos Medicos SA 89,947 36,245
*Orizon Valorizacao de
Residuos SA 40,971 421,948
Petroleo Brasileiro SA
- Petrobras 709,700 4,152,651
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 728,700 8,052,135
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 59,036 687,179
Shares Value †
BRAZIL — (Continued)
Petroreconcavo S/A 235,545 $ 543,247
Plano & Plano
Desenvolvimento Imobiliario
SA 42,938 116,492
Porto Seguro SA 185,928 1,658,977
Positivo Tecnologia SA 108,400 82,732
Priner Servicos Industriais SA 46,141 131,093
*PRIO SA 717,733 4,802,080
Profarma Distribuidora de
Produtos Farmaceuticos SA 53,114 82,849
Qualicorp Consultoria e
Corretora de Seguros SA 300,700 151,323
Raia Drogasil SA 205,567 763,459
ΩRede D'Or Sao Luiz SA 44,400 357,334
Romi SA, Class A 52,539 79,416
Rumo SA 285,900 845,200
Sao Carlos Empreendimentos
e Participacoes SA 22,400 87,060
Sao Martinho S/A 165,197 430,697
Schulz SA 182,147 164,723
Sendas Distribuidora S/A 233,200 372,417
Sendas Distribuidora S/A, ADR 8,878 69,870
ΩSer Educacional SA 193,500 365,789
SIMPAR SA 712,800 611,522
SLC Agricola SA 168,380 504,970
Smartfit Escola de Ginastica e
Danca SA 160,321 749,632
Suzano SA 310,486 2,818,800
#Suzano SA, Class A,
Sponsored ADR 22,698 204,963
SYN prop e tech SA 61,489 57,320
Tegma Gestao Logistica SA 36,051 243,881
Telefonica Brasil SA 97,160 578,072
#Telefonica Brasil SA, ADR 119,850 1,429,811
TIM SA 502,000 2,264,297
TIM SA, ADR 19,812 447,553
TOTVS SA 58,500 482,000
Transmissora Alianca de
Energia Eletrica S/A 279,600 1,978,173
Tres Tentos Agroindustrial S/A 154,769 460,127
Trisul SA 122,355 173,587
Tupy SA 91,700 210,810
Ultrapar Participacoes SA 729,009 2,898,356
Ultrapar Participacoes SA,
Sponsored ADR 54,382 215,353
Unifique Telecomunicacoes
S/A, Class A 249,401 223,227
Unipar Carbocloro SA 12,878 143,244
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 557,345 586,826
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 99,226 103,738
#Vale SA, Class A, Sponsored
ADR 1,700,687 20,561,306
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 93,801 385,819

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
*Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 759,769 $ 457,118
Veste SA Estilo 21,000 18,523
Vibra Energia SA 1,254,178 5,542,916
Vivara Participacoes SA 132,800 769,405
Vulcabras SA 64,099 274,957
WEG SA 304,783 2,382,731
Wiz Co. 98,684 152,283
YDUQS Participacoes SA 387,187 1,021,685
TOTAL BRAZIL 192,505,325
CHILE — (0.4%)
Aguas Andinas SA, Class A 2,637,099 1,004,833
Banco de Chile 803,697 141,100
Banco de Chile, Sponsored
ADR 73,335 2,560,125
Banco de Credito e
Inversiones SA 29,565 1,520,354
Banco Itau Chile SA 4,964 90,221
Banco Santander Chile 6,828,412 494,067
#Banco Santander Chile,
Sponsored ADR 18,532 531,868
Besalco SA 35,452 41,831
BICECORP SA 1,096,859 383,368
Camanchaca SA, Class A 3,936 259
*CAP SA 61,477 411,080
Cencosud SA 524,725 1,627,922
Cencosud Shopping SA 187,526 444,848
Cia Cervecerias Unidas SA 120,226 765,636
#Cia Cervecerias Unidas SA,
Sponsored ADR 18,761 242,017
Colbun SA 4,117,113 619,207
Embotelladora Andina SA,
Sponsored ADR 19,739 534,137
Empresa Nacional de
Telecomunicaciones SA 352,793 1,680,079
Empresas CMPC SA 552,457 797,463
Empresas Copec SA 179,641 1,284,914
Enel Americas SA 3,134,466 296,092
Enel Chile SA 10,668,623 815,293
#Enel Chile SA, Sponsored
ADR 29,460 113,421
Engie Energia Chile SA 505,702 728,094
Falabella SA 202,729 1,272,752
Forus SA 10,648 24,600
Instituto de Diagnostico SA 328 940
Inversiones Aguas
Metropolitanas SA 634,509 639,779
Inversiones La Construccion
SA 48,083 765,519
Latam Airlines Group SA, ADR 43,435 1,954,141
Latam Airlines Group SA,
Class H 6,358,393 144,962
Parque Arauco SA 425,425 1,187,550
Plaza SA 192,792 543,284
Ripley Corp. SA 1,377,939 665,448
Salfacorp SA 828,167 909,769
Salmones Camanchaca SA 136 520
Sigdo Koppers SA 452 655
Shares Value †
CHILE — (Continued)
SMU SA 4,176,394 $ 678,213
Sociedad Matriz SAAM SA,
Class B 994,284 131,915
#*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 29,409 1,440,747
SONDA SA 697,495 252,424
*Vina Concha y Toro SA 679,074 741,661
TOTAL CHILE 28,483,108
CHINA — (27.9%)
263 Network Communications
Co., Ltd., Class A 51,200 46,008
360 Security Technology, Inc.,
Class A 71,900 120,839
361 Degrees International, Ltd. 732,000 553,789
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 113,204 330,127
*3D Medicines, Inc. 63,000 51,148
Ω3SBio, Inc. 2,724,000 10,794,781
5I5J Holding Group Co., Ltd.,
Class A 683,600 275,465
AAC Technologies Holdings,
Inc. 1,350,500 6,950,413
ABA Chemicals Corp. 76,200 77,674
Accelink Technologies Co.,
Ltd., Class A 15,400 136,178
ADAMA, Ltd., Class A 47,500 42,817
Addsino Co., Ltd., Class A 129,800 152,540
Advanced Micro-Fabrication
Equipment, Inc., Class A 3,833 150,344
Advanced Technology &
Materials Co., Ltd., Class A 99,700 297,326
*AECC Aero Science and
Technology Co., Ltd., Class A 18,600 70,094
AECC Aero-Engine Control
Co., Ltd., Class A 39,600 104,362
AECC Aviation Power Co.,
Ltd., Class A 12,900 70,783
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 77,900 208,579
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 58,200 163,350
*Agile Group Holdings, Ltd. 2,036,000 110,023
Agricultural Bank of China,
Ltd., Class H 10,507,000 8,003,067
Aier Eye Hospital Group Co.,
Ltd., Class A 188,346 323,948
*AIM Vaccine Co., Ltd., Class
H 273,600 137,641
Ω*AInnovation Technology
Group Co., Ltd., Class H 256,100 220,770
*Air China, Ltd., Class H 1,758,000 1,291,549
Aisino Corp., Class A 85,000 99,175
ΩAK Medical Holdings, Ltd. 576,000 435,027
Ω*Akeso, Inc. 242,000 3,530,892
Alibaba Group Holding, Ltd.,
Class W 4,941,400 104,967,080

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Alibaba Group Holding, Ltd.,
Sponsored ADR 93,329 $ 15,906,061
*Alibaba Health Information
Technology, Ltd. 2,264,000 1,689,509
ΩA-Living Smart City Services
Co., Ltd., Class H 842,500 267,746
All Winner Technology Co.,
Ltd., Class A 9,620 61,875
Allmed Medical Products Co.,
Ltd., Class A 189,100 289,402
*Alpha Group, Class A 39,200 47,719
Ω*Alphamab Oncology 464,000 686,550
Aluminum Corp. of China, Ltd.,
Class H 4,440,000 5,644,116
*Amlogic Shanghai Co., Ltd.,
Class A 7,309 88,255
Amoy Diagnostics Co., Ltd.,
Class A 32,000 102,619
*<Amrita Global Development,
Ltd. 320,000 24,703
An Hui Wenergy Co., Ltd.,
Class A 67,200 77,274
ANE Cayman, Inc. 695,500 1,026,400
#Angang Steel Co., Ltd., Class
H 1,802,000 470,660
Angel Yeast Co., Ltd., Class A 39,300 214,206
Ω#Angelalign Technology, Inc. 49,200 405,136
Anhui Anfu Battery Technology
Co., Ltd. 21,100 119,391
Anhui Anke Biotechnology
Group Co., Ltd., Class A 64,100 98,190
Anhui Construction
Engineering Group Co., Ltd.,
Class A 224,500 149,409
Anhui Expressway Co., Ltd.,
Class H 322,000 510,414
*Anhui Golden Seed Winery
Co., Ltd., Class A 64,700 94,385
Anhui Gujing Distillery Co.,
Ltd., Class A 2,100 47,471
Anhui Guofeng New Materials
Co., Ltd. 77,900 69,563
Anhui Heli Co., Ltd., Class A 69,700 203,847
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 156,000 156,827
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 110,430 280,639
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 111,600 90,411
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 19,200 137,296
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 243,000 218,699
Anhui Jinhe Industrial Co.,
Ltd., Class A 67,338 189,848
Anhui Kouzi Distillery Co., Ltd.,
Class A 44,642 203,207
Shares Value †
CHINA — (Continued)
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 134,000 $ 113,074
*Anhui Tatfook Technology
Co., Ltd., Class A 48,200 78,503
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 79,720 95,477
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 151,038
Anhui Yingjia Distillery Co.,
Ltd., Class A 41,694 248,095
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 275,834
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 129,900 417,847
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 7,949 219,667
Anjoy Foods Group Co., Ltd.,
Class A 15,100 156,655
Anker Innovations Technology
Co., Ltd., Class A 10,400 170,699
Anshan Hifichem Co., Ltd.,
Class A 37,000 72,366
ANTA Sports Products, Ltd. 1,206,600 12,574,895
Anton Oilfield Services Group 3,980,000 537,686
Anyang Iron & Steel, Inc. 194,300 69,020
Aoshikang Technology Co.,
Ltd., Class A 26,800 145,510
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 303,700 135,598
Apeloa Pharmaceutical Co.,
Ltd., Class A 104,000 226,917
ApicHope Pharmaceutical
Group Co., Ltd. 17,900 140,591
Appotronics Corp., Ltd. 43,101 109,110
APT Medical, Inc., Class A 5,034 195,077
Arctech Solar Holding Co., Ltd. 26,957 162,183
Ω*Arrail Group, Ltd. 288,500 70,156
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 365,372
Ω#AsiaInfo Technologies, Ltd. 510,400 592,343
Asian Star Anchor Chain Co.,
Ltd., Class A 92,700 134,320
*ASR Microelectronics Co.,
Ltd., Class A 4,463 58,496
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 147,364
Aurisco Pharmaceutical Co.,
Ltd., Class A 36,600 119,478
Autel Intelligent Technology
Corp., Ltd., Class A 41,490 224,220
Autobio Diagnostics Co., Ltd.,
Class A 23,800 128,520
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 482,540

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
AviChina Industry &
Technology Co., Ltd., Class H 6,745,000 $ 3,436,633
AVICOPTER PLC, Class A 24,000 121,445
Bafang Electric Suzhou Co.,
Ltd., Class A 19,700 77,337
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 21,700 25,441
ΩBAIC Motor Corp., Ltd.,
Class H 3,336,000 862,736
Baimtec Material Co., Ltd. 6,140 46,216
Baiyin Nonferrous Group Co.,
Ltd., Class A 433,100 321,074
Bank of Beijing Co., Ltd.,
Class A 484,128 379,975
Bank of Changsha Co., Ltd.,
Class A 248,900 334,441
Bank of Chengdu Co., Ltd.,
Class A 171,600 405,012
Bank of China, Ltd., Class H 36,352,000 20,579,604
*Bank of Chongqing Co., Ltd.,
Class H 811,500 838,417
#Bank of Communications Co.,
Ltd., Class H 2,981,000 2,646,471
*Bank of Gansu Co., Ltd.,
Class H 424,000 13,529
Bank of Guiyang Co., Ltd.,
Class A 233,000 198,903
Bank of Hangzhou Co., Ltd.,
Class A 255,500 563,214
Bank of Jiangsu Co., Ltd.,
Class A 669,559 1,013,422
Bank of Nanjing Co., Ltd.,
Class A 386,551 613,836
Bank of Ningbo Co., Ltd.,
Class A 267,300 1,063,608
ΩBank of Qingdao Co., Ltd.,
Class H 1,225,500 676,436
Bank of Shanghai Co., Ltd.,
Class A 327,800 436,775
*Bank of Suzhou Co., Ltd.,
Class A 241,040 279,884
Bank of Tianjin Co., Ltd., Class
H 253,500 83,171
Bank of Xi'an Co., Ltd., Class
A 181,878 99,337
ΩBank of Zhengzhou Co., Ltd.,
Class H 1,462,300 240,825
*Baoding Tianwei Baobian
Electric Co., Ltd. 31,400 37,342
Baoji Titanium Industry Co.,
Ltd. 22,400 100,768
Baoshan Iron & Steel Co., Ltd.,
Class A 845,900 875,325
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 91,848
*Baotailong New Materials
Co., Ltd. 161,500 86,167
Baowu Magnesium
Technology Co., Ltd., Class A 11,520 23,146
Shares Value †
CHINA — (Continued)
Baoxiniao Holding Co., Ltd.,
Class A 487,500 $ 268,999
Baoye Group Co., Ltd., Class
H 150,000 80,286
*Baozun, Inc., Class A 25,200 28,792
*Baozun, Inc., Class A,
Sponsored ADR 66,971 219,665
*BaTeLab Co., Ltd., Class H 17,800 122,297
BBMG Corp., Class H 2,890,000 304,907
BBMG Jidong Cement Group
Co., Ltd., Class A 271,800 183,941
*Be Friends Holding, Ltd.,
Class A 964,000 141,396
Bear Electric Appliance Co.,
Ltd., Class A 21,900 148,209
Beauty Farm Medical And
Health Industry, Inc. 8,500 33,597
Befar Group Co., Ltd., Class A 258,300 156,672
Beibuwan Port Co., Ltd., Class
A 160,500 197,407
Beijing Balance Medical
Technology Co., Ltd. 3,392 54,555
Beijing BDStar Navigation Co.,
Ltd., Class A 14,500 61,300
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 17,160 71,823
Beijing Capital Development
Co., Ltd., Class A 311,200 268,718
*Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 459,300 205,717
#*Beijing Capital International
Airport Co., Ltd., Class H 2,528,000 907,481
Beijing Career International
Co., Ltd., Class A 30,600 126,529
Beijing Changjiu Logistics
Corp., Class A 51,800 59,929
Beijing Compass Technology
Development Co., Ltd., Class
A 3,335 67,587
Beijing CTJ Information
Technology Co., Ltd., Class A 13,800 43,266
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 274,600 158,848
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 90,940
Beijing Easpring Material
Technology Co., Ltd., Class A 26,200 254,486
Beijing eGOVA Co., Ltd.,
Class A 44,300 101,758
Beijing E-Hualu Information
Technology Co., Ltd., Class A 9,900 28,342
Beijing Energy International
Holding Co., Ltd. 564,600 89,351
Beijing Enlight Media Co., Ltd.,
Class A 72,400 171,286
Beijing Enterprises Holdings,
Ltd. 864,000 3,790,741

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Enterprises Water
Group, Ltd. 6,046,000 $ 1,944,752
Beijing Fengjing Automotive
Parts Co., Ltd. 421,900 226,285
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 185,440 196,317
*Beijing Haixin Energy
Technology Co., Ltd., Class A 270,900 155,566
Beijing Haohua Energy
Resource Co., Ltd., Class A 246,000 266,646
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 5,868 164,821
Beijing Jetsen Technology Co.,
Ltd., Class A 451,200 421,283
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,206,000 384,818
Beijing Jingyeda Technology
Co., Ltd. 15,600 47,398
Beijing Jingyuntong
Technology Co., Ltd., Class A 262,371 151,037
Beijing Kingsoft Office
Software, Inc., Class A 2,774 139,821
*Beijing Leike Defense
Technology Co., Ltd., Class A 106,000 82,005
Beijing New Building Materials
PLC, Class A 57,700 192,570
Beijing North Star Co., Ltd.,
Class H 844,000 94,475
Beijing Oriental Jicheng Co.,
Ltd. 27,300 114,033
Beijing Originwater Technology
Co., Ltd., Class A 174,400 106,762
*Beijing Philisense Technology
Co., Ltd., Class A 300 236
Beijing Roborock Technology
Co., Ltd., Class A 6,958 159,632
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 28,600 66,739
Beijing Sanyuan Foods Co.,
Ltd. 223,000 151,542
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 109,592
Beijing Shougang Co., Ltd.,
Class A 268,200 158,158
Beijing Shunxin Agriculture
Co., Ltd., Class A 71,100 156,430
Beijing Sifang Automation Co.,
Ltd., Class A 40,400 159,847
Beijing Sinnet Technology Co.,
Ltd., Class A 94,100 180,081
*Beijing Sinohytec Co., Ltd.,
Class H 24,600 93,371
Beijing SL Pharmaceutical Co.,
Ltd., Class A 131,100 138,974
*Beijing Sojo Electric Co., Ltd.,
Class A 50,000 53,986
Shares Value †
CHINA — (Continued)
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 173,200 $ 97,273
*Beijing Strong
Biotechnologies, Inc., Class A 58,700 112,665
Beijing SuperMap Software
Co., Ltd., Class A 43,800 106,760
Beijing Teamsun Technology
Co., Ltd., Class A 52,100 139,645
*Beijing Thunisoft Corp., Ltd.,
Class A 79,300 89,184
Beijing Tiantan Biological
Products Corp., Ltd., Class A 54,572 141,214
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 334,000 370,863
Beijing Tong Ren Tang Co.,
Ltd., Class A 54,100 257,426
Beijing Ultrapower Software
Co., Ltd., Class A 117,600 200,781
Beijing United Information
Technology Co., Ltd., Class A 74,600 297,468
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 320,000 59,288
Beijing VRV Software Corp.,
Ltd., Class A 41,700 36,535
Beijing Wandong Medical
Technology Co., Ltd. 32,700 72,863
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 12,820 101,466
*Beijing Watertek Information
Technology Co., Ltd., Class A 127,300 109,744
*Beijing Yanjing Brewery Co.,
Ltd., Class A 77,700 128,186
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 17,900 126,793
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 57,419
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,547,800 1,127,885
*Beiqi Foton Motor Co., Ltd.,
Class A 677,800 285,500
Beken Corp., Class A 4,600 24,743
*Bengang Steel Plates Co.,
Ltd., Class A 142,100 71,227
*BeOne Medicines, Ltd., Class
H 29,200 698,047
*BeOne Medicines, Ltd.,
Sponsored ADR 7,856 2,439,131
Best Pacific International
Holdings, Ltd. 440,000 185,687
Bestore Co., Ltd., Class A 97,700 169,961
*Bestway Marine & Energy
Technology Co., Ltd., Class A 128,800 121,887
Bethel Automotive Safety
Systems Co., Ltd., Class A 29,880 210,311
Betta Pharmaceuticals Co.,
Ltd., Class A 13,800 110,230

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beyondsoft Corp., Class A 41,000 $ 78,463
BGI Genomics Co., Ltd., Class
A 10,500 72,533
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 106,510 238,974
*Bilibili, Inc., Class Z 193,280 5,779,351
#*Bilibili, Inc., Class Z,
Sponsored ADR 1,360 41,140
Binhai Investment Co., Ltd. 557,955 77,532
Binjiang Service Group Co.,
Ltd. 73,000 231,430
Black Peony Group Co., Ltd.,
Class A 119,700 143,695
Bloomage Biotechnology
Corp., Ltd., Class A 7,347 55,694
Ω#Blue Moon Group Holdings,
Ltd. 1,187,000 453,590
Blue Sail Medical Co., Ltd.,
Class A 118,600 91,586
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 90,160 93,043
Bluestar Adisseo Co., Class A 82,800 109,396
ΩBOC Aviation, Ltd. 331,700 2,906,355
BOC International China Co.,
Ltd., Class A 54,300 107,117
*BOE HC SemiTek Corp.,
Class A 102,400 114,589
BOE Technology Group Co.,
Ltd., Class A 1,981,100 1,129,315
#BOE Varitronix, Ltd. 540,000 346,697
*Bohai Leasing Co., Ltd.,
Class A 578,200 289,820
*Bomin Electronics Co., Ltd. 108,800 181,174
Bosideng International
Holdings, Ltd. 8,474,000 5,189,810
BOTH Engineering Technology
Co., Ltd. 51,900 90,796
Bright Dairy & Food Co., Ltd.,
Class A 372,700 437,470
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 99,749
Bros Eastern Co., Ltd., Class A 193,700 145,229
B-Soft Co., Ltd., Class A 142,300 95,103
BTG Hotels Group Co., Ltd.,
Class A 128,500 262,151
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 77,700 115,204
BYD Co., Ltd. 1,239,500 16,043,553
#BYD Electronic International
Co., Ltd. 1,352,500 6,358,605
By-health Co., Ltd., Class A 119,000 209,688
C&D International Investment
Group, Ltd. 1,081,674 2,218,405
C&D Property Management
Group Co., Ltd. 384,000 143,280
C&S Paper Co., Ltd., Class A 138,600 155,097
Caitong Securities Co., Ltd.,
Class A 116,000 140,068
Shares Value †
CHINA — (Continued)
Ω*CALB Group Co., Ltd.,
Class H 225,700 $ 971,077
*Cambricon Technologies
Corp., Ltd., Class A 814 157,148
Camel Group Co., Ltd., Class
A 318,700 456,420
Cangzhou Dahua Co., Ltd.,
Class A 54,300 93,775
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 190,400 124,576
Canmax Technologies Co.,
Ltd., Class A 45,300 193,482
Canny Elevator Co., Ltd.,
Class A 93,200 96,049
Ω*CanSino Biologics, Inc.,
Class H 5,600 33,331
*Capital Environment Holdings,
Ltd. 1,556,000 17,017
*Castech, Inc., Class A 22,330 145,162
Cathay Biotech, Inc. 8,850 63,123
CCCC Design & Consulting
Group Co., Ltd., Class A 130,400 140,429
CCS Supply Chain
Management Co., Ltd., Class
A 83,000 55,588
CECEP Solar Energy Co.,
Ltd., Class A 308,000 201,521
CECEP Wind-Power Corp.,
Class A 643,040 278,984
Center International Group
Co., Ltd., Class A 49,500 104,112
#Central China Securities Co.,
Ltd., Class H 1,422,000 472,036
*CETC Chips Technology,
Inc., Class A 15,600 29,263
CETC Cyberspace Security
Technology Co., Ltd., Class A 22,600 58,037
CETC Digital Technology Co.,
Ltd., Class A 19,630 75,022
CETC Potevio
Science&Technology Co., Ltd.,
Class A 14,500 51,161
CGN Mining Co., Ltd. 1,285,000 646,452
CGN New Energy Holdings
Co., Ltd. 2,704,000 956,743
CGN Nuclear Technology
Development Co., Ltd., Class
A 155,200 176,506
ΩCGN Power Co., Ltd., Class
H 5,259,000 2,084,059
Changbai Mountain Tourism
Co., Ltd. 6,100 44,939
*Changchun Faway
Automobile Components Co.,
Ltd., Class A 81,600 107,925
Changchun High-Tech Industry
Group Co., Ltd., Class A 20,634 325,230
Changchun UP Optotech Co.,
Ltd., Class A 4,200 31,349

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 288,900 $ 172,798
Changjiang Securities Co.,
Ltd., Class A 153,300 189,843
Changshu Fengfan Power
Equipment Co., Ltd., Class A 98,200 66,181
Changzheng Engineering
Technology Co., Ltd., Class A 44,200 117,726
Changzhou Qianhong
Biopharma Co., Ltd., Class A 120,700 157,606
*Changzhou Xingyu
Automotive Lighting Systems
Co., Ltd., Class A 8,000 145,572
Chaowei Power Holdings, Ltd.,
Class A 687,000 128,168
Chaozhou Three-Circle Group
Co., Ltd., Class A 36,200 252,558
*Chen Lin Education Group
Holdings, Ltd. 236,000 48,583
Cheng De Lolo Co., Ltd.,
Class A 118,700 153,828
Chengdu ALD Aviation
Manufacturing Corp., Class A 8,300 30,532
Chengdu B-Ray Media Co.,
Ltd., Class A 134,800 95,012
Chengdu Corp.RO Technology
Co., Ltd., Class A 11,800 38,172
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 51,000 81,345
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 107,536
Chengdu Guibao Science &
Technology Co., Ltd. 30,700 96,683
Chengdu Guoguang Electric
Co., Ltd., Class A 1,949 24,601
Chengdu Haoneng Technology
Co., Ltd., Class A 25,600 48,740
Chengdu Hi-tech Development
Co., Ltd. 12,700 89,139
Chengdu Hongqi Chain Co.,
Ltd., Class A 450,600 347,966
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 58,600 278,427
Chengdu Kanghua Biological
Products Co., Ltd., Class A 18,200 197,377
Chengdu Leejun Industrial Co.,
Ltd., Class A 59,300 93,168
Chengdu Spaceon Electronics
Co., Ltd., Class A 12,700 31,330
Chengdu Wintrue Holding Co.,
Ltd., Class A 237,800 348,574
Chengdu Xingrong
Environment Co., Ltd., Class A 111,200 110,228
*Chengtun Mining Group Co.,
Ltd., Class A 212,400 332,217
Chenguang Biotech Group
Co., Ltd., Class A 56,400 105,796
Shares Value †
CHINA — (Continued)
Chengxin Lithium Group Co.,
Ltd., Class A 98,900 $ 354,095
Chengzhi Co., Ltd., Class A 110,400 118,735
Chervon Holdings, Ltd. 78,000 202,321
Chifeng Jilong Gold Mining
Co., Ltd., Class A 64,400 269,364
China Aerospace International
Holdings, Ltd. 2,478,000 181,732
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 75,300 67,981
China Aircraft Leasing Group
Holdings, Ltd. 337,467 193,218
*China Anchu Energy Storage
Group, Ltd., Class A 747,000 45,653
China Animal Husbandry
Industry Co., Ltd., Class A 114,300 123,411
*China Automotive
Engineering Research Institute
Co., Ltd., Class A 77,200 189,796
China Baoan Group Co., Ltd.,
Class A 80,800 130,011
Ω*China Bohai Bank Co., Ltd.,
Class H 2,744,000 360,114
China CAMC Engineering Co.,
Ltd., Class A 133,400 159,393
#China Chunlai Education
Group Co., Ltd. 226,000 126,780
China Cinda Asset
Management Co., Ltd., Class
H 18,793,000 3,046,651
China CITIC Bank Corp., Ltd.,
Class H 5,641,000 5,378,118
#China Coal Energy Co., Ltd.,
Class H 3,026,000 4,263,233
China Coal Xinji Energy Co.,
Ltd., Class A 252,000 256,166
China Communications
Services Corp., Ltd., Class H 2,776,000 1,664,414
*China Conch Environment
Protection Holdings, Ltd. 1,273,000 94,998
China Conch Venture
Holdings, Ltd. 3,086,500 3,860,011
China Construction Bank
Corp., Class H 55,557,000 55,040,902
China CSSC Holdings, Ltd.,
Class A 26,900 135,591
China CYTS Tours Holding
Co., Ltd., Class A 103,500 140,960
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,091,000 640,305
China Design Group Co., Ltd.,
Class A 84,300 92,440
#*<China Dili Group 8,000 127
ΩChina East Education
Holdings, Ltd. 1,012,500 851,979
*China Eastern Airlines Corp.,
Ltd., Class H 1,464,000 751,571

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Education Group
Holdings, Ltd. 1,793,370 $ 687,610
China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 980,000 30,640
China Energy Engineering
Corp., Ltd., Class H 3,834,000 572,224
China Everbright Bank Co.,
Ltd., Class H 1,671,000 685,841
China Everbright Environment
Group, Ltd. 3,263,000 2,019,381
ΩChina Everbright Greentech,
Ltd. 63,000 7,619
*China Express Airlines Co.,
Ltd., Class A 192,000 287,639
ΩChina Feihe, Ltd. 6,191,000 3,305,711
China Film Group Co., Ltd.,
Class A 47,100 95,625
*China First Heavy Industries
Co., Ltd., Class A 186,200 84,182
China Foods, Ltd. 1,460,000 779,573
China Galaxy Securities Co.,
Ltd., Class H 2,953,000 4,247,773
China Gas Holdings, Ltd. 3,455,222 3,552,048
China Gold International
Resources Corp., Ltd. 531,100 8,978,994
*China Great Wall Securities
Co., Ltd., Class A 89,800 139,323
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 25,879
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 147,500 180,382
China Hainan Rubber Industry
Group Co., Ltd., Class A 143,700 113,794
China Haisum Engineering
Co., Ltd. 42,600 62,983
China Hanking Holdings, Ltd. 782,000 437,675
China Harmony Auto Holding,
Ltd. 106,500 17,128
China Harzone Industry Corp.,
Ltd., Class A 19,100 22,339
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 116,296
*China High Speed
Transmission Equipment
Group Co., Ltd. 202,000 46,262
China Hongqiao Group, Ltd. 3,456,000 13,126,415
ΩChina International Capital
Corp., Ltd., Class H 918,000 2,496,915
#China International Marine
Containers Group Co., Ltd.,
Class H 1,374,550 1,255,668
China Isotope & Radiation
Corp., Class H 86,800 214,202
#China Jinmao Holdings
Group, Ltd. 7,524,000 1,297,208
China Jushi Co., Ltd., Class A 152,300 350,693
China Kepei Education Group,
Ltd. 710,000 132,459
Shares Value †
CHINA — (Continued)
*China Kings Resources
Group Co., Ltd., Class A 42,000 $ 108,387
China Leadshine Technology
Co., Ltd., Class A 18,500 114,653
China Lesso Group Holdings,
Ltd. 1,821,000 1,042,620
China Life Insurance Co., Ltd.,
Class H 2,368,000 7,470,647
China Lilang, Ltd. 746,000 323,463
Ω*China Literature, Ltd., Class
H 520,400 2,797,446
China Longyuan Power Group
Corp., Ltd., Class H 2,044,000 1,893,518
*China Maple Leaf Educational
Systems, Ltd. 1,452,000 71,926
#China Medical System
Holdings, Ltd. 1,645,000 2,842,483
China Meheco Group Co.,
Ltd., Class A 112,640 178,396
China Meidong Auto Holdings,
Ltd. 1,234,000 281,025
China Mengniu Dairy Co., Ltd. 4,086,000 7,433,679
China Merchants Bank Co.,
Ltd., Class H 2,436,500 15,248,110
China Merchants Energy
Shipping Co., Ltd., Class A 447,000 581,168
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 76,300 109,914
China Merchants Port Holdings
Co., Ltd. 2,401,599 4,647,339
China Merchants Property
Operation & Service Co., Ltd.,
Class A 160,700 258,799
ΩChina Merchants Securities
Co., Ltd., Class H 253,400 508,287
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 144,500 191,727
#China Minsheng Banking
Corp., Ltd., Class H 3,561,000 1,823,522
#China Modern Dairy
Holdings, Ltd. 2,961,000 460,978
China National Accord
Medicines Corp., Ltd., Class A 54,110 193,124
China National Building
Material Co., Ltd., Class H 4,379,377 3,104,702
China National Chemical
Engineering Co., Ltd., Class A 272,100 295,319
China National Electric
Apparatus Research Institute
Co., Ltd. 25,627 115,933
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 89,739 104,074
China National Medicines
Corp., Ltd., Class A 48,200 201,537
China National Nuclear Power
Co., Ltd., Class A 754,649 951,490

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*China National Software &
Service Co., Ltd., Class A 5,400 $ 39,646
Ω*China New Higher
Education Group, Ltd. 1,823,747 288,620
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 149,300 139,820
#China Nonferrous Mining
Corp., Ltd. 2,225,000 4,108,071
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 39,800 283,932
*China Nuclear Energy
Technology Corp., Ltd. 76,000 5,867
China Oilfield Services, Ltd.,
Class H 3,536,000 3,444,008
China Overseas Grand
Oceans Group, Ltd. 2,148,391 599,831
China Overseas Land &
Investment, Ltd. 2,596,500 4,353,001
China Overseas Property
Holdings, Ltd. 2,390,000 1,491,405
China Pacific Insurance Group
Co., Ltd., Class H 2,128,000 8,624,585
China Petroleum & Chemical
Corp., Class H 21,178,000 11,253,589
China Petroleum Engineering
Corp., Class A 237,800 118,863
#China Power International
Development, Ltd. 4,127,000 1,778,834
China Publishing & Media Co.,
Ltd., Class A 200,300 192,925
China Qinfa Group, Ltd. 942,000 353,908
China Railway Group, Ltd.,
Class H 2,297,000 1,164,430
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 199,084
China Railway Materials Co.,
Ltd., Class A 375,700 141,370
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 2,206,000 967,868
*China Railway Tielong
Container Logistics Co., Ltd.,
Class A 195,500 177,322
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 10,700 79,173
China Reinsurance Group
Corp., Class H 8,346,000 1,696,647
China Resource and
Environment Co., Ltd. 162,300 97,987
China Resources Beer
Holdings Co., Ltd. 2,811,500 9,622,231
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 63,400 224,856
Shares Value †
CHINA — (Continued)
China Resources Building
Materials Technology
Holdings, Ltd. 3,058,000 $ 664,937
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 84,400 228,235
China Resources Gas Group,
Ltd. 1,365,100 3,751,645
China Resources Land, Ltd. 3,148,000 11,365,235
#China Resources Medical
Holdings Co., Ltd. 1,521,000 661,458
China Resources
Microelectronics, Ltd., Class A 24,734 176,209
ΩChina Resources Mixc
Lifestyle Services, Ltd. 639,200 3,340,663
Ω#China Resources
Pharmaceutical Group, Ltd. 2,693,500 1,725,847
#China Resources Power
Holdings Co., Ltd. 1,146,000 2,739,595
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 48,927 198,051
China Risun Group, Ltd. 1,696,000 510,620
*»China Ruifeng Renewable
Energy Holdings, Ltd. 168,000 15,563
*China Ruyi Holdings, Ltd. 8,144,000 2,902,509
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 1,021,000 323,159
China Science Publishing &
Media, Ltd., Class A 14,300 39,172
ΩChina Shengmu Organic
Milk, Ltd. 1,596,000 70,845
China Shenhua Energy Co.,
Ltd., Class H 2,388,500 12,433,894
*China Southern Airlines Co.,
Ltd., Class H 1,362,000 820,123
*China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 77,941
*China Southern Power Grid
Technology Co., Ltd., Class A 9,734 72,504
China State Construction
Development Holdings, Ltd. 882,000 133,908
China State Construction
Engineering Corp., Ltd., Class
A 1,620,700 1,235,621
China State Construction
International Holdings, Ltd. 2,722,000 3,095,968
China Sunshine Paper
Holdings Co., Ltd. 596,000 130,362
China Suntien Green Energy
Corp., Ltd., Class H 1,383,000 774,047
China Taiping Insurance
Holdings Co., Ltd. 2,823,200 6,422,143
China Testing & Certification
International Group Co., Ltd.,
Class A 73,680 67,553
China Tianying, Inc., Class A 264,300 217,830
China Tobacco International
HK Co., Ltd. 318,000 1,549,044

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ω#*China Tourism Group Duty
Free Corp., Ltd., Class H 52,600 $ 452,083
ΩChina Tower Corp., Ltd.,
Class H 5,607,900 8,102,817
#China Traditional Chinese
Medicine Holdings Co., Ltd. 3,842,000 1,156,723
China TransInfo Technology
Co., Ltd., Class A 55,600 86,809
#China Travel International
Investment Hong Kong, Ltd. 2,796,000 618,759
China Tungsten And Hightech
Materials Co., Ltd., Class A 89,850 295,326
China Union Holdings, Ltd.,
Class A 191,700 110,085
#*China Vanke Co., Ltd., Class
H 3,028,400 1,714,439
China Wafer Level CSP Co.,
Ltd., Class A 16,900 69,738
China Water Affairs Group,
Ltd. 592,000 478,341
China West Construction
Group Co., Ltd., Class A 138,400 128,252
China World Trade Center Co.,
Ltd., Class A 21,300 60,351
China XD Electric Co., Ltd.,
Class A 233,900 261,741
China XLX Fertiliser, Ltd. 1,171,000 1,104,376
China Yangtze Power Co.,
Ltd., Class A 517,400 2,041,341
China Yongda Automobiles
Services Holdings, Ltd. 1,187,500 261,268
Ω*China Youran Dairy Group,
Ltd., Class A 1,482,000 617,802
Ω*China Yuhua Education
Corp., Ltd., Class A 2,418,000 174,221
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,500 159,283
China Zheshang Bank Co.,
Ltd., Class H 2,490,900 810,836
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 23,300 30,294
#Chinasoft International, Ltd. 6,466,000 4,841,888
Chongqing Brewery Co., Ltd.,
Class A 17,400 131,192
Chongqing Changan
Automobile Co., Ltd., Class A 313,700 545,718
Chongqing Chuanyi
Automation Co., Ltd. 55,000 180,238
*Chongqing Department Store
Co., Ltd., Class A 57,200 219,733
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 147,890 205,361
*Chongqing Fuling Zhacai
Group Co., Ltd., Class A 85,890 158,219
Chongqing Gas Group Corp.,
Ltd., Class A 230,100 189,320
Shares Value †
CHINA — (Continued)
Chongqing Machinery &
Electric Co., Ltd., Class H 1,236,000 $ 294,202
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 26,600 61,138
Chongqing Port Co., Ltd. 252,900 192,811
*Chongqing Qianli Technology
Co., Ltd., Class A 58,800 98,327
Chongqing Road & Bridge Co.,
Ltd., Class A 168,500 160,403
Chongqing Rural Commercial
Bank Co., Ltd., Class H 2,975,000 2,445,929
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 143,800 170,608
*Chongqing Taiji Industry
Group Co., Ltd. 57,300 168,949
Chongqing Zhifei Biological
Products Co., Ltd., Class A 68,340 197,567
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 323,607
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 172,874
Chow Tai Fook Jewellery
Group, Ltd. 1,816,800 3,557,770
Chow Tai Seng Jewellery Co.,
Ltd., Class A 84,300 163,812
*CIFI Holdings Group Co., Ltd. 6,906,000 199,036
CIG Shanghai Co., Ltd., Class
A 16,600 240,158
CIMC Enric Holdings, Ltd. 882,000 851,110
Cisen Pharmaceutical Co.,
Ltd., Class A 70,500 209,948
CITIC Heavy Industries Co.,
Ltd., Class A 112,000 118,098
*CITIC Press Corp., Class A 1,200 4,947
CITIC Securities Co., Ltd.,
Class H 436,000 1,659,360
CITIC, Ltd. 2,502,000 3,869,437
City Development Environment
Co., Ltd., Class A 98,800 207,109
*Citychamp Watch & Jewellery
Group, Ltd. 1,452,000 34,188
*ClouDr Group, Ltd. 404,600 62,469
*CMGE Technology Group,
Ltd., Class H 3,012,000 153,076
#CMOC Group, Ltd., Class H 3,774,000 8,167,402
CMST Development Co., Ltd.,
Class A 262,600 219,379
CNGR Advanced Material Co.,
Ltd., Class A 36,500 235,945
*CNNC International, Ltd. 88,000 68,161
CNOOC Energy Technology &
Services, Ltd., Class A 458,500 251,065
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 176,780 196,829
COFCO Biotechnology Co.,
Ltd., Class A 285,600 237,791

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
COFCO Capital Holdings Co.,
Ltd., Class A 67,400 $ 120,184
#*COFCO Joycome Foods,
Ltd., Class A 3,476,000 742,410
COFCO Sugar Holding Co.,
Ltd., Class A 172,300 378,118
Cofoe Medical Technology
Co., Ltd., Class A 33,130 203,322
Comba Telecom Systems
Holdings, Ltd. 1,822,000 689,210
Concord New Energy Group,
Ltd. 8,780,000 434,922
Contec Medical Systems Co.,
Ltd., Class A 9,400 21,698
Contemporary Amperex
Technology Co., Ltd., Class A 212,120 11,578,629
Continental Aerospace
Technologies Holding, Ltd. 6,398,000 110,308
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 2,454,000 3,473,148
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 224,100 229,064
COSCO SHIPPING
Technology Co., Ltd. 14,700 36,305
Cosonic Intelligent
Technologies Co., Ltd., Class
A 56,000 130,599
CQ Pharmaceutical Holding
Co., Ltd., Class A 178,800 134,811
CRRC Corp., Ltd., Class H 2,595,000 1,966,567
Crystal Clear Electronic
Material Co., Ltd., Class A 40,194 98,478
ΩCSC Financial Co., Ltd.,
Class H 425,500 721,010
CSG Holding Co., Ltd., Class
A 216,900 144,960
*CSG Smart
Science&Technology Co., Ltd.,
Class A 43,800 77,241
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 279,611
CSPC Pharmaceutical Group,
Ltd. 12,414,000 12,218,818
CSSC Science & Technology
Co., Ltd., Class A 63,300 106,474
CTS International Logistics
Corp., Ltd., Class A 173,300 150,130
*CWT International, Ltd. 270,000 8,511
Cybrid Technologies, Inc. 39,500 64,722
Daan Gene Co., Ltd., Class A 147,300 134,844
Dajin Heavy Industry Co., Ltd.,
Class A 11,700 82,630
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 266,000 240,519
#Dalipal Holdings, Ltd. 324,000 270,132
Daphne International Holdings,
Ltd. 208,000 11,240
Shares Value †
CHINA — (Continued)
Daqin Railway Co., Ltd., Class
A 413,600 $ 332,750
Dashang Co., Ltd., Class A 50,674 125,222
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 99,100 254,351
Datang International Power
Generation Co., Ltd., Class H 2,516,000 773,686
*Datang Telecom Technology
Co., Ltd. 51,800 59,711
*DBAPP Security, Ltd. 8,797 70,774
DBG Technology Co., Ltd.,
Class A 39,600 171,416
DeHua TB New Decoration
Materials Co., Ltd., Class A 181,700 321,956
Deppon Logistics Co., Ltd.,
Class A 59,000 123,513
*Dezhan Healthcare Co., Ltd. 347,000 213,396
DHC Software Co., Ltd., Class
A 138,386 200,907
Dian Diagnostics Group Co.,
Ltd., Class A 103,800 237,265
Digital China Group Co., Ltd.,
Class A 30,600 184,874
Digital China Information
Service Group Co., Ltd., Class
A 68,200 181,458
*Dingdang Health Technology
Group, Ltd. 126,500 18,392
Dirui Industrial Co., Ltd., Class
A 25,600 48,955
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 301,774
Dong-E-E-Jiao Co., Ltd., Class
A 20,800 138,691
#Dongfang Electric Corp., Ltd.,
Class H 404,000 987,103
Dongfang Electronics Co.,
Ltd., Class A 116,200 194,149
DongFeng Automobile Co.,
Ltd., Class A 86,000 93,338
Dongfeng Electronic
Technology Co., Ltd., Class A 73,700 129,348
*Dongguan Aohai Technology
Co., Ltd., Class A 22,900 151,407
Dongguan Development
Holdings Co., Ltd., Class A 90,400 149,646
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 3,642 48,067
Dongguan Rural Commercial
Bank Co., Ltd., Class H 350,000 152,659
Dongguan Yutong Optical
Technology Co., Ltd. 24,200 104,754
Donghua Testing Technology
Co., Ltd. 10,000 75,805
Dongjiang Environmental Co.,
Ltd., Class H 181,400 58,116
Dongxing Securities Co., Ltd.,
Class A 103,700 184,475
Dongyue Group, Ltd. 3,425,000 4,411,138

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Double Medical Technology,
Inc., Class A 4,400 $ 30,914
*DPC Dash, Ltd. 41,400 469,813
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 500,183
Eaglerise Electric & Electronic
China Co., Ltd. 64,600 231,743
Ω*East Buy Holding, Ltd. 19,000 53,488
East Money Information Co.,
Ltd., Class A 209,700 750,795
Eastcompeace Technology
Co., Ltd., Class A 29,100 98,917
Eastern Communications Co.,
Ltd., Class A 65,200 119,740
E-Commodities Holdings, Ltd. 2,482,000 265,055
Ecovacs Robotics Co., Ltd.,
Class A 9,500 119,246
Edan Instruments, Inc., Class
A 48,500 94,450
Edifier Technology Co., Ltd.,
Class A 52,600 94,606
Edvantage Group Holdings,
Ltd. 438,905 79,060
EEKA Fashion Holdings, Ltd. 433,500 436,724
EIT Environmental
Development Group Co., Ltd.,
Class A 144 469
Electric Connector Technology
Co., Ltd., Class A 10,600 74,980
<Elion Energy Co., Ltd., Class
A 243,500 2,393
EmbedWay Technologies
Shanghai Corp. 8,600 34,522
ENN Energy Holdings, Ltd. 567,300 4,937,835
ENN Natural Gas Co., Ltd.,
Class A 109,900 301,204
Eoptolink Technology, Inc.,
Ltd., Class A 15,176 733,651
Era Co., Ltd., Class A 142,000 84,934
Espressif Systems Shanghai
Co., Ltd. 2,273 53,392
Essex Bio-technology, Ltd. 303,000 167,636
Eternal Asia Supply Chain
Management, Ltd., Class A 259,700 185,598
EVA Precision Industrial
Holdings, Ltd. 1,572,000 240,689
Eve Energy Co., Ltd., Class A 40,300 470,659
Ever Sunshine Services
Group, Ltd. 1,000,000 225,162
ΩEverbright Securities Co.,
Ltd., Class H 384,200 481,968
Ω*Everest Medicines, Ltd. 115,500 727,875
Explosive Co., Ltd., Class A 31,800 61,749
Eyebright Medical Technology
Beijing Co., Ltd. 8,330 75,835
Fangda Carbon New Material
Co., Ltd., Class A 145,700 126,015
Fangda Special Steel
Technology Co., Ltd., Class A 332,395 276,286
Shares Value †
CHINA — (Continued)
Far East Smarter Energy Co.,
Ltd., Class A 75,400 $ 82,575
*Farasis Energy Gan Zhou
Co., Ltd. 41,989 105,234
FAW Jiefang Group Co., Ltd.,
Class A 93,700 94,460
FAWER Automotive Parts Co.,
Ltd., Class A 194,600 153,554
Feilong Auto Components Co.,
Ltd. 89,600 282,679
Fengzhushou Co., Ltd., Class
A 16,250 79,582
*Ferrotec Anhui Technology
Development Co., Ltd., Class
A 6,208 34,029
FESCO Group Co., Ltd., Class
A 74,800 199,019
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 29,100 99,325
Fibocom Wireless, Inc., Class
A 18,200 69,787
Financial Street Holdings Co.,
Ltd., Class A 312,500 132,507
First Capital Securities Co.,
Ltd., Class A 79,100 85,961
#Flat Glass Group Co., Ltd.,
Class H 448,000 704,377
Focus Lightings Tech Co.,
Ltd., Class A 88,160 111,651
Focus Media Information
Technology Co., Ltd., Class A 310,300 337,650
Focused Photonics Hangzhou,
Inc., Class A 42,200 98,357
*Focuslight Technologies, Inc.,
Class A 5,345 108,202
Foryou Corp., Class A 29,600 131,579
Foshan Electrical and Lighting
Co., Ltd., Class A 272,500 241,040
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 97,884 523,761
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 79,500 97,446
Fosun International, Ltd. 1,754,500 1,112,900
Founder Securities Co., Ltd.,
Class A 123,700 142,940
Foxconn Industrial Internet
Co., Ltd., Class A 489,000 4,943,382
Friend Co., Ltd. 70,600 142,147
Fu Shou Yuan International
Group, Ltd. 974,000 368,436
#Fufeng Group, Ltd. 2,797,000 2,893,374
*Fujian Apex Software Co.,
Ltd. 7,400 41,155
Fujian Boss Software
Development Co., Ltd., Class
A 36,580 70,004
Fujian Funeng Co., Ltd., Class
A 171,540 243,500

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Fujian Fuxin Software
Development JSC, Ltd., Class
A 7,060 $ 106,461
*Fujian Kuncai Material
Technology Co., Ltd. 8,400 21,760
Fujian Qingshan Paper
Industry Co., Ltd. 253,800 127,573
*Fujian Snowman Group Co.,
Ltd., Class A 59,300 92,086
Fujian Star-net Communication
Co., Ltd., Class A 36,800 138,421
*Fujian Sunner Development
Co., Ltd., Class A 95,700 227,350
Fujian Tianma Science &
Technology Group Co., Ltd. 151,200 302,092
*Fujian Yuanli Active Carbon
Co., Ltd. 46,900 108,982
Fulin Precision Co., Ltd., Class
A 107,240 294,516
Fulongma Group Co., Ltd.,
Class A 100 434
Fushun Special Steel Co., Ltd.,
Class A 215,000 158,180
ΩFuyao Glass Industry Group
Co., Ltd., Class H 546,000 4,871,864
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 138,399
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 385,880 2,546,981
Gansu Energy Chemical Co.,
Ltd., Class A 511,700 186,079
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 204,900 48,620
Gansu Shangfeng Cement
Co., Ltd., Class A 136,500 216,376
Gansu Yasheng Industrial
Group Co., Ltd., Class A 194,000 84,440
Gaona Aero Material Co., Ltd.,
Class A 76,500 177,978
Gaush Meditech, Ltd., Class A 45,400 53,448
*G-bits Network Technology
Xiamen Co., Ltd., Class A 2,800 185,945
GCL Energy Technology Co.,
Ltd., Class A 157,600 236,989
*GCL New Energy Holdings,
Ltd., Class A 254,000 24,510
*GCL System Integration
Technology Co., Ltd., Class A 62,800 21,955
*GCL Technology Holdings,
Ltd., Class A 31,057,000 5,434,436
GD Power Development Co.,
Ltd., Class A 210,000 155,976
*GDS Holdings, Ltd., Class A 1,541,700 6,776,006
#*GDS Holdings, Ltd.,
Sponsored ADR 9,470 338,079
Geely Automobile Holdings,
Ltd. 5,311,000 12,573,325
GEM Co., Ltd., Class A 264,900 316,887
Gemdale Corp., Class A 228,500 125,443
Shares Value †
CHINA — (Continued)
#Gemdale Properties &
Investment Corp., Ltd. 6,224,000 $ 140,141
*GemPharmatech Co., Ltd.,
Class A 22,008 55,064
*Genimous Technology Co.,
Ltd., Class A 89,300 114,348
*Genscript Biotech Corp. 1,636,000 3,388,950
Geovis Technology Co., Ltd.,
Class A 15,566 89,170
GEPIC Energy Development
Co., Ltd., Class A 76,700 75,060
Getein Biotech, Inc., Class A 35,600 41,637
GF Securities Co., Ltd., Class
H 527,800 1,274,646
Ω#Giant Biogene Holding Co.,
Ltd. 342,000 1,636,911
Giant Network Group Co., Ltd.,
Class A 32,400 159,629
Giantec Semiconductor Corp. 5,800 135,182
GigaDevice Semiconductor,
Inc., Class A 2,700 83,401
Ginlong Technologies Co.,
Ltd., Class A 19,500 220,209
*Glarun Technology Co., Ltd.,
Class A 18,700 74,986
GoerTek, Inc., Class A 94,600 436,324
Goke Microelectronics Co.,
Ltd., Class A 3,200 40,145
ΩGolden Throat Holdings
Group Co., Ltd. 335,500 148,062
Goldenmax International
Group, Ltd., Class A 56,800 131,189
Goldwind Science &
Technology Co., Ltd., Class H 808,849 1,373,717
Goneo Group Co., Ltd., Class
A 17,823 109,282
Goodbaby International
Holdings, Ltd. 1,174,000 179,751
*GoodWe Technologies Co.,
Ltd., Class A 16,105 137,550
*Gosuncn Technology Group
Co., Ltd., Class A 83,500 67,998
Gotion High-tech Co., Ltd.,
Class A 68,800 439,621
#Grand Pharmaceutical
Group, Ltd. 1,849,500 1,965,579
Grandblue Environment Co.,
Ltd., Class A 32,700 129,244
*Grandjoy Holdings Group Co.,
Ltd., Class A 325,200 135,609
Great Wall Motor Co., Ltd. 2,228,500 4,338,180
Greatoo Intelligent Equipment,
Inc., Class A 152,000 166,037
Greattown Holdings, Ltd.,
Class A 600 462
Gree Electric Appliances, Inc.
of Zhuhai, Class A 157,000 876,233
#Greentown China Holdings,
Ltd. 2,029,000 2,166,787

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ω#Greentown Management
Holdings Co., Ltd. 1,353,000 $ 525,728
Greentown Service Group Co.,
Ltd. 1,922,000 1,105,394
GRG Banking Equipment Co.,
Ltd., Class A 56,400 101,757
GRG Metrology & Test Group
Co., Ltd., Class A 71,400 210,022
Grinm Advanced Materials
Co., Ltd., Class A 49,200 157,017
*Guangdong Advertising
Group Co., Ltd., Class A 94,400 112,661
Guangdong Aofei Data
Technology Co., Ltd., Class A 44,227 125,995
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 288,400 192,746
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 307,500 165,359
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 35,200 49,423
Guangdong DFP New Material
Group Co., Ltd. 264,000 180,516
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 341,465
Guangdong Dongpeng
Holdings Co., Ltd., Class A 155,600 155,114
Guangdong Dowstone
Technology Co., Ltd., Class A 56,200 194,823
Guangdong Electric Power
Development Co., Ltd., Class
A 34,800 23,209
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 134,900 213,461
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 49,100 116,714
Guangdong Goworld Co., Ltd.,
Class A 98,800 180,198
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 48,000 74,134
Guangdong Guanhao High-
Tech Co., Ltd., Class A 209,300 95,507
Guangdong Haid Group Co.,
Ltd., Class A 52,500 430,408
*Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 202,857
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 258,122
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 96,000 173,878
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 35,900 102,525
Shares Value †
CHINA — (Continued)
Guangdong Huate Gas Co.,
Ltd. 10,353 $ 93,496
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 38,215 228,037
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 36,800 117,289
*Guangdong Land Holdings,
Ltd. 1,345,370 45,872
Guangdong Lingxiao Pump
Industry Co., Ltd. 35,000 85,556
*Guangdong Marubi
Biotechnology Co., Ltd., Class
A 10,000 48,482
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 129,900 211,750
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 94,777
Guangdong Sirio Pharma Co.,
Ltd., Class A 71,396 240,484
Guangdong South New Media
Co., Ltd., Class A 32,800 222,481
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 158,800 242,807
Guangdong Topstar
Technology Co., Ltd., Class A 24,100 112,273
Guangdong Vanward New
Electric Co., Ltd., Class A 68,400 110,923
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 216,500 459,917
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 94,300 87,385
Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 468,300 176,215
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 64,000 173,608
Guanghui Energy Co., Ltd.,
Class A 354,000 261,937
*Guanghui Logistics Co., Ltd.,
Class H 16,200 18,037
Guangshen Railway Co., Ltd.,
Class H 1,892,000 555,024
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 70,900 319,546
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 269,008
Guangxi LiuYao Group Co.,
Ltd., Class A 109,874 287,865
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 341
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 26,200 70,409

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 174,200 $ 239,205
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 268,000 646,880
*Guangzhou Development
Group, Inc., Class A 181,600 175,168
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,200 99,747
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 61,655
Guangzhou Haoyang
Electronic Co., Ltd., Class A 19,300 117,552
Guangzhou KDT Machinery
Group Co., Ltd., Class A 47,620 109,585
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 36,500 153,231
Guangzhou Lingnan Group
Holdings Co., Ltd. 46,400 95,768
Guangzhou Port Co., Ltd.,
Class A 192,800 90,956
#*Guangzhou R&F Properties
Co., Ltd., Class H 955,200 66,366
*Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 143,536
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 125,355
Guangzhou Sie Consulting
Co., Ltd., Class A 28,100 99,147
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 461,831
Guangzhou Wondfo Biotech
Co., Ltd., Class A 48,600 150,531
Guangzhou Zhiguang Electric
Co., Ltd., Class A 62,000 72,078
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 64,100 84,420
Guilin Layn Natural Ingredients
Corp. 78,300 88,939
*Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 68,400 143,575
*»Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 72,300 58,979
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 19,400 26,612
Guizhou Chanhen Chemical
Corp., Class A 40,700 195,150
Guizhou Gas Group Corp.,
Ltd., Class A 117,800 116,605
Guizhou Guihang Automotive
Components Co., Ltd., Class A 73,800 150,351
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 261,900 189,376
Shares Value †
CHINA — (Continued)
Guizhou Qianyuan Power Co.,
Ltd. 64,800 $ 161,039
Guizhou Sanli Pharmaceutical
Co., Ltd. 46,800 79,443
*Guizhou Tyre Co., Ltd. 215,700 151,124
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 216,400 116,066
Guizhou Zhenhua E-chem,
Inc., Class A 48,811 101,703
*Guoguang Electric Co., Ltd.,
Class A 46,400 103,194
Guomai Technologies, Inc.,
Class A 71,200 112,664
#Guoquan Food Shanghai
Co., Ltd., Class H 372,800 184,668
Guosen Securities Co., Ltd.,
Class A 31,200 61,504
*Guosheng Securities, Inc.,
Class A 65,700 192,887
ΩGuotai Haitong Securities
Co., Ltd., Class H 973,400 1,863,590
Guoyuan Securities Co., Ltd.,
Class A 90,300 111,064
Gushengtang Holdings, Ltd. 136,400 501,220
H World Group, Ltd. 917,500 3,572,161
Ω*Haichang Ocean Park
Holdings, Ltd. 2,633,000 247,303
Ω#Haidilao International
Holding, Ltd. 1,713,000 2,821,132
Haier Smart Home Co., Ltd.,
Class H 2,586,800 8,400,560
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 41,400 77,252
*Hainan Airlines Holding Co.,
Ltd., Class A 405,300 100,724
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 20,400 121,216
Hainan Haide Capital
Management Co., Ltd., Class
A 143,500 151,111
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 40,429
Hainan Jinpan Smart
Technology Co., Ltd. 18,002 173,088
*Hainan Meilan International
Airport Co., Ltd., Class A 296,000 399,887
Hainan Mining Co., Ltd., Class
A 62,900 86,195
Hainan Strait Shipping Co.,
Ltd., Class A 121,000 229,522
Haisco Pharmaceutical Group
Co., Ltd., Class A 22,400 178,168
Haitian International Holdings,
Ltd. 829,000 2,265,505
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 199,495
*Hangcha Group Co., Ltd.,
Class A 51,600 208,146

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hangjin Technology Co., Ltd.,
Class A 21,300 $ 64,448
Hangxiao Steel Structure Co.,
Ltd., Class A 245,300 93,336
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 228,735
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 7,000 82,165
Hangzhou DPtech
Technologies Co., Ltd., Class
A 44,000 147,218
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 14,800 40,937
Hangzhou First Applied
Material Co., Ltd., Class A 69,100 152,321
Hangzhou GreatStar Industrial
Co., Ltd. 47,100 203,881
Hangzhou Greenda Electronic
Materials Co., Ltd. 10,100 42,699
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 32,880 150,499
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 10,757 123,591
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 79,560 98,413
Hangzhou Iron & Steel Co. 77,500 99,347
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 181,333
Hangzhou Onechance Tech
Corp., Class A 16,200 69,442
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 66,100 256,613
Hangzhou Robam Appliances
Co., Ltd., Class A 65,500 179,792
Hangzhou Shunwang
Technology Co., Ltd., Class A 29,800 92,301
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 16,300 72,938
*Hangzhou Sunrise
Technology Co., Ltd. 86,200 188,079
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 108,000 646,705
Hangzhou Weiguang
Electronic Co., Ltd., Class A 11,200 56,344
Hangzhou Zhongtai Cryogenic
Technology Corp. 56,900 167,530
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 167,675
ΩHansoh Pharmaceutical
Group Co., Ltd. 360,000 1,650,807
Hanwei Electronics Group
Corp., Class A 8,300 65,587
Haohua Chemical Science &
Technology Co., Ltd., Class A 27,200 121,177
Shares Value †
CHINA — (Continued)
Ω*Harbin Bank Co., Ltd., Class
H 2,539,000 $ 130,671
Harbin Boshi Automation Co.,
Ltd., Class A 29,500 66,892
Harbin Electric Co., Ltd., Class
H 894,000 1,468,874
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 114,100 207,782
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 329,400 157,248
*Harbin Pharmaceutical Group
Co., Ltd., Class A 340,400 174,926
HBIS Resources Co., Ltd.,
Class A 80,100 210,871
Health & Happiness H&H
International Holdings, Ltd. 389,500 606,386
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 52,000 123,388
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 60,354
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 57,500 227,102
Hefei Jianghang Aircraft
Equipment Co., Ltd. 52,137 81,329
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,830 133,607
Hefei Urban Construction
Development Co., Ltd., Class
A 64,000 111,875
Heilongjiang Agriculture Co.,
Ltd., Class A 48,300 97,994
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 70,600 112,012
Helens International Holdings
Co., Ltd. 357,000 45,933
Henan Liliang Diamond Co.,
Ltd., Class A 27,800 150,119
Henan Lingrui Pharmaceutical
Co., Class A 78,500 249,974
*Henan Mingtai Al Industrial
Co., Ltd., Class A 95,100 201,222
Henan Pinggao Electric Co.,
Ltd., Class A 75,200 186,462
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 162,300 563,541
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 102,645 370,962
Henan Thinker Automatic
Equipment Co., Ltd., Class A 63,140 264,891
*Henan Yicheng New Energy
Co., Ltd., Class A 219,000 162,046
Henan Yuguang Gold & Lead
Co., Ltd., Class A 295,100 506,732
*Henan Yuneng Holdings Co.,
Ltd., Class A 252,400 213,693

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Henan Zhongfu Industry Co.,
Ltd., Class A 315,000 $ 301,190
Hengan International Group
Co., Ltd. 1,081,000 3,785,906
Hengbao Co., Ltd., Class A 22,200 68,137
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 96,000 285,348
Hengdian Group Tospo
Lighting Co., Ltd. 34,000 64,971
Hengli Petrochemical Co., Ltd.,
Class A 369,400 930,988
Hengtong Logistics Co., Ltd. 92,800 129,123
Hengtong Optic-electric Co.,
Ltd., Class A 121,600 381,758
Hengyi Petrochemical Co.,
Ltd., Class A 190,900 179,582
#*Hesai Group, Class A, ADR 32,529 771,913
Hesteel Co., Ltd., Class A 566,500 199,644
Hexing Electrical Co., Ltd.,
Class A 45,800 217,160
HG Technologies Co., Ltd.,
Class A 21,050 52,667
*Hiecise Precision Equipment
Co., Ltd. 6,600 36,298
Hisense Home Appliances
Group Co., Ltd., Class H 467,000 1,378,372
Hisense Visual Technology
Co., Ltd., Class A 53,500 186,139
Hitevision Co., Ltd., Class A 21,900 91,969
Hithink RoyalFlush Information
Network Co., Ltd., Class A 7,400 377,426
HLA Group Corp., Ltd., Class
A 252,600 219,537
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 166,413
Hongfa Technology Co., Ltd.,
Class A 16,380 70,076
*Honghua Group, Ltd., Class A 2,583,000 63,477
Hongli Zhihui Group Co., Ltd.,
Class A 49,400 51,465
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 212,400 96,027
Hongrun Construction Group
Co., Ltd. 199,100 342,165
Hongta Securities Co., Ltd.,
Class A 58,140 71,591
*Hongyuan Green Energy Co.,
Ltd., Class A 92,000 380,801
*Hopson Development
Holdings, Ltd. 1,378,451 558,673
Horizon Construction
Development, Ltd. 1,932,000 278,408
Hoshine Silicon Industry Co.,
Ltd., Class A 23,700 164,949
Hoymiles Power Electronics,
Inc., Class A 15,811 237,800
Huaan Securities Co., Ltd.,
Class A 166,300 154,806
Shares Value †
CHINA — (Continued)
*Huabao Flavours &
Fragrances Co., Ltd., Class A 36,500 $ 92,195
*Huachangda Intelligent
Equipment Group Co., Ltd. 25,600 19,949
Huada Automotive Technology
Corp., Ltd., Class A 15,800 96,855
Huadian Heavy Industries Co.,
Ltd., Class A 109,100 113,661
Huadian Power International
Corp., Ltd., Class H 1,452,000 855,634
Huadong Medicine Co., Ltd.,
Class A 47,400 276,723
Huafon Chemical Co., Ltd.,
Class A 282,400 355,664
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 183,600 184,058
Huafu Fashion Co., Ltd., Class
A 182,300 122,348
Huagong Tech Co., Ltd., Class
A 12,200 136,727
Huaibei Mining Holdings Co.,
Ltd., Class A 188,000 350,541
*Huaihe Energy Group Co.,
Ltd., Class A 526,000 275,472
Huakai Yibai Technology Co.,
Ltd. 30,500 46,464
Hualan Biological Engineering,
Inc., Class A 69,400 157,075
*Huaming Power Equipment
Co., Ltd., Class A 64,600 236,731
Huaneng Power International,
Inc., Class H 2,306,000 1,904,804
Huangshan Novel Co., Ltd. 138,400 222,497
*Huangshan Tourism
Development Co., Ltd., Class
A 155,800 247,408
Huapont Life Sciences Co.,
Ltd., Class A 293,400 201,443
ΩHuatai Securities Co., Ltd.,
Class H 614,400 1,544,656
*Huatu Cendes Co., Ltd. 7,280 68,627
*Huaxi Securities Co., Ltd.,
Class A 67,400 95,485
Huaxia Bank Co., Ltd., Class A 345,700 330,544
*Huaxin Cement Co., Ltd.,
Class A 1,900 5,757
Huaxin Cement Co., Ltd.,
Class H 469,900 1,054,406
Huayu Automotive Systems
Co., Ltd., Class A 141,300 405,117
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 187,200 158,754
Hubei Chutian Smart
Communication Co., Ltd. 477,300 272,752
Hubei Dinglong Co., Ltd.,
Class A 14,900 74,184
Hubei Energy Group Co., Ltd.,
Class A 114,700 76,174

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 $ 271,895
Hubei Huitian New Materials
Co., Ltd. 65,800 116,407
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 52,200 183,668
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 57,700 231,456
Hubei Yihua Chemical Industry
Co., Ltd., Class A 71,600 139,536
Hubei Zhenhua Chemical Co.,
Ltd. 154,280 524,213
Huizhou CEE Technology,
Inc., Class A 37,700 62,725
Huizhou Desay Sv Automotive
Co., Ltd., Class A 11,400 189,641
Humanwell Healthcare Group
Co., Ltd., Class A 75,700 224,690
Hunan Aihua Group Co., Ltd.,
Class A 37,000 89,562
Hunan Corun New Energy Co.,
Ltd., Class A 48,800 51,457
Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 381,500 193,368
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 112,900 104,938
Hunan Gold Corp., Ltd., Class
A 162,240 495,222
Hunan Jiudian Pharmaceutical
Co., Ltd. 144,700 337,053
*Hunan New Wellful Co., Ltd.,
Class A 378,900 334,093
*Hunan Silver Co., Ltd., Class
A 118,700 107,163
Hunan Valin Steel Co., Ltd.,
Class A 259,900 210,555
Hunan Zhongke Electric Co.,
Ltd., Class A 102,600 372,816
Hundsun Technologies, Inc.,
Class A 29,130 128,671
#*HUTCHMED China, Ltd. 438,000 1,310,810
#*HUTCHMED China, Ltd.,
Sponsored ADR 7,822 114,827
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 740,800 1,246,708
*Hymson Laser Technology
Group Co., Ltd. 20,600 124,602
*Hytera Communications
Corp., Ltd., Class A 156,300 252,371
*HyUnion Holding Co., Ltd.,
Class A 114,600 143,848
*IAT Automobile Technology
Co., Ltd., Class A 49,700 79,830
Ω*iDreamSky Technology
Holdings, Ltd., Class A 920,800 99,518
IEIT Systems Co., Ltd., Class
A 16,400 150,201
Iflytek Co., Ltd., Class A 14,000 109,291
Shares Value †
CHINA — (Continued)
IKD Co., Ltd., Class A 66,900 $ 212,284
Ω*IMAX China Holding, Inc.,
Class A 129,000 132,781
Imeik Technology
Development Co., Ltd., Class
A 5,900 132,617
*IMotion Automotive
Technology Suzhou Co., Ltd.,
Class H 120,200 115,526
Industrial & Commercial Bank
of China, Ltd., Class H 26,293,000 20,365,387
Industrial Bank Co., Ltd., Class
A 546,200 1,551,423
Industrial Securities Co., Ltd.,
Class A 94,700 91,479
INESA Intelligent Tech, Inc. 9,600 26,944
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 248,259
Ω*Ingdan, Inc., Class A 795,000 288,451
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 109,697
*INKON Life Technology Co.,
Ltd., Class A 46,723 69,931
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 118,319
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 412,300 147,038
Inner Mongolia Berun
Chemical Co., Ltd., Class A 298,400 283,223
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 151,700 538,237
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 96,412 149,716
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 23,200 237,855
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 382,500 277,655
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 92,800 398,315
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 151,400 582,663
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 41,179
Ω*Innovent Biologics, Inc. 123,500 1,382,427
Innuovo Technology Co., Ltd.,
Class A 84,500 125,879
Insigma Technology Co., Ltd.,
Class A 92,000 137,827
Inspur Digital Enterprise
Technology, Ltd. 452,000 457,688
Intron Technology Holdings,
Ltd. 393,000 104,669
#*iQIYI, Inc., Sponsored ADR 965,698 2,230,762
iRay Group, Class A 5,560 84,787
IReader Technology Co., Ltd.,
Class A 30,000 87,613

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*IRICO Display Devices Co.,
Ltd. 216,900 $ 178,460
*IVD Medical Holding, Ltd. 5,000 4,497
*J&T Global Express, Ltd.,
Class A 2,712,000 3,478,891
*JA Solar Technology Co.,
Ltd., Class A 180,176 356,191
Jade Bird Fire Co., Ltd., Class
A 113,860 179,049
Jafron Biomedical Co., Ltd.,
Class A 52,600 150,586
Jangho Group Co., Ltd., Class
A 157,300 171,164
Jason Furniture Hangzhou
Co., Ltd., Class A 53,200 230,137
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 16,500 26,109
JCET Group Co., Ltd., Class A 57,700 324,217
JCHX Mining Management
Co., Ltd., Class A 27,100 248,655
Ω*JD Health International, Inc. 75,850 592,380
Ω*JD Logistics, Inc. 3,713,200 6,048,366
JD.com, Inc. 125,300 2,057,111
Ω*Jenscare Scientific Co.,
Ltd., Class H 11,000 16,955
JF SmartInvest Holdings, Ltd. 27,000 191,934
Jia Yao Holdings, Ltd., Class A 129,000 47,967
Jiajiayue Group Co., Ltd.,
Class A 132,500 199,989
Jiang Su Suyan Jingshen Co.,
Ltd. 207,500 313,482
Jiangling Motors Corp., Ltd.,
Class A 50,200 141,390
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 13,000 62,077
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 159,100 148,774
Jiangsu Azure Corp., Class A 104,700 282,542
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 41,200 205,067
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 24,343
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 230,900 118,980
Jiangsu Changbao Steeltube
Co., Ltd. 213,400 195,355
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 119,900 288,376
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 215,325 213,141
Jiangsu Cnano Technology
Co., Ltd., Class A 3,356 27,089
*Jiangsu Dagang Co., Ltd.,
Class A 52,600 125,624
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 110,600 198,769
Shares Value †
CHINA — (Continued)
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 146,200 $ 189,877
Jiangsu Etern Co., Ltd., Class
A 36,600 76,723
Jiangsu Expressway Co., Ltd.,
Class H 996,000 1,212,290
Jiangsu General Science
Technology Co., Ltd. 193,900 120,877
Jiangsu Gian Technology Co.,
Ltd., Class A 14,800 99,619
Jiangsu Guomao Reducer Co.,
Ltd., Class A 58,300 133,753
Jiangsu Guoxin Corp., Ltd.,
Class A 35,300 40,790
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,500 149,970
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 14,900 201,003
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 62,800 565,639
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 89,500 102,289
Jiangsu Hongdou Industrial
Co., Ltd., Class A 216,100 78,888
Jiangsu Hongtian Technology
Co., Ltd., Class A 19,900 146,409
*Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 57,920
Jiangsu Huachang Chemical
Co., Ltd., Class A 112,002 98,443
*Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 372,900 248,696
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 14,896 73,620
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 32,300 130,837
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 85,600 179,679
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 73,900 402,794
Jiangsu Leili Motor Co., Ltd. 31,080 239,310
Jiangsu Lianyungang Port Co.,
Ltd. 150,400 121,422
Jiangsu Lihua Foods Group
Co., Ltd. 77,940 229,041
*Jiangsu Linyang Energy Co.,
Ltd., Class A 240,600 197,284
Jiangsu Lopal Tech Group
Co., Ltd., Class A 40,700 102,118
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,920 160,512
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 26,700 94,395
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 78,200 103,099

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Pacific Precision
Forging Co., Ltd. 57,100 $ 110,957
Jiangsu Pacific Quartz Co.,
Ltd., Class A 40,500 234,678
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 112,400 158,920
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 117,700 153,689
Jiangsu Rainbow Heavy
Industries Co., Ltd. 271,300 255,597
Jiangsu Rongtai Industry Co.,
Ltd., Class A 26,500 160,512
Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 54,000 17,059
Jiangsu Shemar Electric Co.,
Ltd. 21,200 115,343
Jiangsu Shentong Valve Co.,
Ltd. 163,600 319,516
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 131,400 100,364
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 39,400 149,418
Jiangsu Soho High Hope
Group Corp., Class A 338,200 134,857
Jiangsu Sopo Chemical Co.,
Class A 91,200 92,708
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 306,130 222,648
Jiangsu ToLand Alloy Co.,
Ltd., Class A 32,800 126,185
Jiangsu Tongrun Equipment
Technology Co., Ltd. 37,800 106,942
Jiangsu Transimage
Technology Co., Ltd. 25,300 66,178
Jiangsu Xinquan Automotive
Trim Co., Ltd. 32,300 349,474
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 35,100 348,918
Jiangsu Yangnong Chemical
Co., Ltd., Class A 19,850 181,074
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 102,800 66,828
Jiangsu Yoke Technology Co.,
Ltd., Class A 8,700 94,534
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 33,200 167,952
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 347,780 216,806
Jiangsu Zhongtian Technology
Co., Ltd., Class A 88,800 211,332
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 208,051
Jiangxi Bank Co., Ltd., Class H 614,500 54,554
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 73,700 103,065
Shares Value †
CHINA — (Continued)
Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 22,700 $ 33,242
Jiangxi Ganneng Co., Ltd.,
Class A 163,100 245,489
Jiangxi Ganyue Expressway
Co., Ltd., Class A 150,500 113,051
Jiangxi Guotai Group Co., Ltd.,
Class A 65,600 119,277
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 54,400 97,079
*Jiangxi Special Electric Motor
Co., Ltd., Class A 26,400 41,923
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 22,300 99,536
Jiangyin Haida Rubber and
Plastic Co., Ltd. 65,500 91,965
Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 54,400 124,500
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 22,100 57,684
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 200,400 71,750
Jiangzhong Pharmaceutical
Co., Ltd., Class A 49,200 147,692
Jianmin Pharmaceutical Group
Co., Ltd., Class A 15,800 87,449
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 136,700 197,116
Jiayin Group, Inc., ADR 19,754 186,675
Jiayou International Logistics
Co., Ltd., Class A 123,079 242,970
Jihua Group Corp., Ltd., Class
A 499,500 253,178
*Jilin Chemical Fibre, Class A 241,400 138,287
*Jilin Electric Power Co., Ltd.,
Class A 304,300 250,370
Jilin OLED Material Tech Co.,
Ltd. 54,814 223,189
#*<Jinchuan Group
International Resources Co.,
Ltd. 1,739,000 53,699
Jinduicheng Molybdenum Co.,
Ltd., Class A 235,700 497,064
Jinghua Pharmaceutical Group
Co., Ltd., Class A 81,000 85,296
Jingjin Equipment, Inc., Class
A 122,360 261,994
Jinhong Gas Co., Ltd., Class A 100,287 285,559
Jinhui Liquor Co., Ltd., Class A 49,400 137,888
Jinke Smart Services Group
Co., Ltd., Class H 228,300 201,799
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 42,054 1,055,976
Jinlei Technology Co., Ltd.,
Class A 41,200 169,491
Jinlongyu Group Co., Ltd. 17,700 76,916

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jinmao Property Services Co.,
Ltd. 257,500 $ 92,435
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 506,600 210,542
Jinneng Science&Technology
Co., Ltd., Class A 200,800 177,054
Ω#*Jinxin Fertility Group, Ltd. 5,691,000 1,801,274
Jinyu Bio-Technology Co.,
Ltd., Class A 136,400 206,642
Jinzai Food Group Co., Ltd. 56,700 95,213
JiuGui Liquor Co., Ltd., Class
A 8,500 75,903
ΩJiumaojiu International
Holdings, Ltd. 195,000 44,408
Jiuzhitang Co., Ltd., Class A 35,500 49,944
Jizhong Energy Resources
Co., Ltd., Class A 270,460 232,780
JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 213,319
JNBY Design, Ltd. 201,000 465,764
Joinn Laboratories China Co.,
Ltd., Class A 21,200 110,104
ΩJoinn Laboratories China
Co., Ltd., Class H 99,800 275,303
*Jointo Energy Investment Co.,
Ltd., Class A 245,600 314,489
Jointown Pharmaceutical
Group Co., Ltd., Class A 227,968 163,240
Jolywood Suzhou Sunwatt
Co., Ltd. 96,200 82,122
Jones Tech PLC, Class A 40,000 259,244
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 33,400 85,490
Joy City Property, Ltd. 5,938,000 450,763
Joyoung Co., Ltd., Class A 52,200 70,506
JS Corrugating Machinery Co.,
Ltd., Class A 117,000 205,507
ΩJS Global Lifestyle Co., Ltd. 1,419,000 324,981
JSTI Group, Class A 185,500 219,040
*Ju Teng International
Holdings, Ltd. 26,000 6,055
Juewei Food Co., Ltd., Class A 175,500 336,104
Juneyao Airlines Co., Ltd.,
Class A 153,400 278,919
Jutal Offshore Oil Services,
Ltd. 1,138,000 83,459
Jutze Intelligent Technology
Co., Ltd. 8,200 24,155
Kailuan Energy Chemical Co.,
Ltd., Class A 199,200 182,636
Kaishan Group Co., Ltd.,
Class A 160,900 362,362
Kangji Medical Holdings, Ltd. 381,000 442,168
KBC Corp., Ltd., Class A 35,649 157,817
Keboda Technology Co., Ltd.,
Class A 9,300 101,197
Keda Industrial Group Co.,
Ltd., Class A 123,400 227,144
Shares Value †
CHINA — (Continued)
KEDE Numerical Control Co.,
Ltd., Class A 6,956 $ 62,496
*Keep, Inc. 227,000 135,811
Kehua Data Co., Ltd., Class A 80,500 616,896
Keli Motor Group Co., Ltd. 16,920 32,903
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 121,593
Keshun Waterproof
Technologies Co., Ltd., Class
A 111,080 77,981
Kidswant Children Products
Co., Ltd., Class A 71,900 108,825
#Kinetic Development Group,
Ltd. 4,936,000 927,223
Kingboard Holdings, Ltd. 777,000 2,783,212
#Kingboard Laminates
Holdings, Ltd. 1,215,500 2,036,207
KingClean Electric Co., Ltd.,
Class A 24,000 86,265
*Kingdee International
Software Group Co., Ltd. 140,000 264,069
Kingfa Sci & Tech Co., Ltd.,
Class A 110,500 313,243
Kingnet Network Co., Ltd.,
Class A 80,900 270,566
Kingsemi Co., Ltd. 5,582 94,041
*Kingsoft Cloud Holdings, Ltd. 492,000 412,100
Ω*Kintor Pharmaceutical, Ltd. 65,000 15,723
Konfoong Materials
International Co., Ltd., Class A 15,321 202,208
KPC Pharmaceuticals, Inc.,
Class A 95,600 182,683
Kuaijishan Shaoxing Wine
Co., Ltd. 47,500 147,924
ΩKuaishou Technology, Class
W 2,391,900 22,265,763
*Kuang-Chi Technologies Co.,
Ltd., Class A 13,200 84,438
Kuangda Technology Group
Co., Ltd., Class A 163,700 142,503
Kunlun Energy Co., Ltd. 5,048,000 4,637,390
*Kunlun Tech Co., Ltd., Class
A 12,600 81,503
Kunshan Huguang Auto
Harness Co., Ltd. 13,600 60,971
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 20,600 177,301
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 55,400 146,390
Kweichow Moutai Co., Ltd.,
Class A 25,455 5,110,872
Lakala Payment Co., Ltd.,
Class A 32,000 108,235
Lancy Co., Ltd., Class A 88,100 243,435
Landai Technology Group
Corp., Ltd. 6,000 11,592
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 107,100 130,976
Lao Feng Xiang Co., Ltd.,
Class A 19,719 133,449

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Laobaixing Pharmacy Chain
JSC, Class A 153,768 $ 358,391
Launch Tech Co., Ltd., Class
H 153,000 173,233
LB Group Co., Ltd., Class A 138,000 356,710
LC Logistics, Inc. Hong Kong 74,100 59,301
Lee & Man Chemical Co., Ltd. 150,000 90,901
Lee & Man Paper
Manufacturing, Ltd. 1,610,000 569,659
Lee's Pharmaceutical
Holdings, Ltd. 111,500 27,401
ΩLegend Holdings Corp.,
Class H 1,063,100 1,373,295
#Lenovo Group, Ltd. 9,422,000 13,771,380
Lens Technology Co., Ltd.,
Class A 171,900 710,312
*Leo Group Co., Ltd., Class A 142,500 106,841
Leoch International
Technology, Ltd. 542,000 99,722
Lepu Medical Technology
Beijing Co., Ltd., Class A 79,600 202,849
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 78,500 202,250
Levima Advanced Materials
Corp., Class A 35,900 100,760
Leyard Optoelectronic Co.,
Ltd., Class A 61,600 59,505
*Li Auto, Inc., Class A 789,200 8,097,926
#*Li Auto, Inc., Class A, ADR 3,809 79,418
#Li Ning Co., Ltd. 3,647,000 7,920,712
LianChuang Electronic
Technology Co., Ltd., Class A 60,000 86,349
Lianhe Chemical Technology
Co., Ltd., Class A 134,300 223,071
Liaoning Energy Industry Co.,
Ltd., Class A 394,000 226,257
#Liaoning Port Co., Ltd., Class
H 572,000 66,972
Lier Chemical Co., Ltd., Class
A 136,700 243,180
*Lifetech Scientific Corp. 3,692,000 954,803
Lijiang Yulong Tourism Co.,
Ltd., Class A 57,200 70,032
Linewell Software Co., Ltd. 24,800 42,342
Lingbao Gold Group Co., Ltd.,
Class H 947,000 1,990,939
Lingyi iTech Guangdong Co.,
Class A 121,000 265,538
*Liuzhou Iron & Steel Co., Ltd.,
Class A 250,800 190,153
Livzon Pharmaceutical Group,
Inc., Class H 193,700 779,067
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 79,400 272,684
#LK Technology Holdings, Ltd. 935,000 443,909
Loncin Motor Co., Ltd., Class A 211,900 404,922
ΩLongfor Group Holdings, Ltd. 2,877,597 3,558,028
Longhua Technology Group
Luoyang Co., Ltd., Class A 86,800 102,616
Shares Value †
CHINA — (Continued)
*LONGi Green Energy
Technology Co., Ltd., Class A 96,940 $ 287,325
Longshine Technology Group
Co., Ltd., Class A 48,700 122,327
Lontium Semiconductor Corp. 3,383 33,392
*Lotus Holdings Co., Ltd. 367,100 295,855
Lucky Harvest Co., Ltd. 69,810 394,518
Luoniushan Co., Ltd., Class A 134,200 138,115
Luoxin Pharmaceuticals Group
Stock Co., Ltd., Class A 35,800 26,640
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 34,300 254,279
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 108,600 118,629
Luxi Chemical Group Co., Ltd.,
Class A 130,900 247,749
Luxshare Precision Industry
Co., Ltd., Class A 266,200 2,354,677
Luyang Energy-Saving
Materials Co., Ltd. 60,900 101,411
Ω#*Luye Pharma Group, Ltd.,
Class A 2,858,500 1,154,845
Luzhou Laojiao Co., Ltd.,
Class A 53,200 1,004,953
Maanshan Iron & Steel Co.,
Ltd., Class H 1,856,000 608,940
Maccura Biotechnology Co.,
Ltd., Class A 71,700 117,784
*Malion New Materials Co.,
Ltd., Class A 43,600 67,522
Mango Excellent Media Co.,
Ltd., Class A 102,800 424,060
Ω#Maoyan Entertainment 635,037 542,529
Maoye Commercial Co., Ltd.,
Class A 39,200 22,236
Marssenger Kitchenware Co.,
Ltd., Class A 20,000 35,186
Maxscend Microelectronics
Co., Ltd., Class A 7,400 77,603
Maxvision Technology Corp.,
Class A 25,500 105,656
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 51,500 204,055
*Mehow Innovative, Ltd., Class
A 24,140 79,684
MeiG Smart Technology Co.,
Ltd., Class A 8,300 52,966
Meihua Holdings Group Co.,
Ltd., Class A 192,800 302,373
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 317,700 251,136
ΩMeitu, Inc. 697,500 773,584
Ω*Meituan, Class W 2,103,360 27,603,860
Mesnac Co., Ltd., Class A 163,100 197,628
Metallurgical Corp. of China,
Ltd., Class H 3,256,000 992,862
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 226,200 132,438

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
#MicroPort NeuroScientific
Corp. 127,224 $ 193,974
#*Microport Scientific Corp. 668,900 1,042,225
Micro-Tech Nanjing Co., Ltd. 14,464 168,314
Midea Group Co., Ltd., Class A 123,934 1,329,433
ΩMidea Real Estate Holding,
Ltd. 187,200 114,890
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 22,000 183,698
Ming Yang Smart Energy
Group, Ltd., Class A 66,900 142,212
MINISO Group Holding, Ltd. 540,600 2,865,691
*Minmetals Development Co.,
Ltd., Class A 180,600 232,018
Minth Group, Ltd. 1,430,000 6,336,584
Miracle Automation
Engineering Co., Ltd. 31,400 79,577
Miracll Chemicals Co., Ltd. 8,900 19,756
MLS Co., Ltd., Class A 188,000 230,174
#*MMG, Ltd. 7,852,000 6,980,947
Ω*Mobvista, Inc. 729,000 1,673,318
*MOG Digitech Holdings, Ltd. 944,000 47,369
Montage Technology Co., Ltd.,
Class A 6,396 122,402
Moon Environment Technology
Co., Ltd., Class A 103,480 206,459
#Morimatsu International
Holdings Co., Ltd. 736,000 942,230
Motic Xiamen Electric Group
Co., Ltd. 23,600 58,252
Muyuan Foods Co., Ltd., Class
A 223,200 1,576,322
*MYS Group Co., Ltd., Class A 407,200 246,987
Nancal Technology Co., Ltd. 46,500 305,354
*Nanfang Zhongjin
Environment Co., Ltd., Class A 325,300 203,705
Nanhua Futures Co., Ltd. 77,700 227,135
NanJi E-Commerce Co., Ltd.,
Class A 154,400 76,525
Nanjing Cosmos Chemical
Co., Ltd. 61,540 118,807
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 27,000 188,220
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 134,820
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 82,700 116,579
Nanjing Pharmaceutical Co.,
Ltd. 260,770 185,264
Nanjing Securities Co., Ltd.,
Class A 103,000 122,491
*Nanjing Tanker Corp., Class
A 446,800 205,137
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 189,871
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 44,700 150,124
Shares Value †
CHINA — (Continued)
NARI Technology Co., Ltd.,
Class A 169,560 $ 576,846
*National Silicon Industry
Group Co., Ltd., Class A 33,449 107,360
NAURA Technology Group
Co., Ltd., Class A 10,665 609,525
*NavInfo Co., Ltd., Class A 61,500 77,714
NBTM New Materials Group
Co., Ltd., Class A 44,900 189,630
NetDragon Websoft Holdings,
Ltd. 449,000 701,328
Ω*NetEase Cloud Music, Inc. 19,750 611,899
NetEase, Inc., Class H 528,200 14,747,356
NetEase, Inc., Sponsored ADR 58,922 8,254,972
Neusoft Corp., Class A 125,200 184,928
Neutech Group, Ltd. 320,000 104,990
New China Life Insurance Co.,
Ltd., Class H 1,080,200 6,824,042
New Guomai Digital Culture
Co., Ltd., Class A 54,300 106,278
*New Hope Dairy Co., Ltd.,
Class A 39,600 96,856
New Hope Liuhe Co., Ltd.,
Class A 221,500 302,600
Ω#*<New Horizon Health, Ltd. 61,500 20,969
*New Journey Health
Technology Group Co., Ltd. 171,900 54,064
New Trend International Logis-
Tech Co., Ltd. 34,400 61,292
Neway Valve Suzhou Co.,
Ltd., Class A 37,100 273,474
*Newborn Town, Inc. 350,000 476,442
Newland Digital Technology
Co., Ltd., Class A 65,700 253,861
Nexteer Automotive Group,
Ltd. 2,316,000 2,008,420
*Nine Dragons Paper
Holdings, Ltd., Class A 2,077,000 1,488,496
*Ninestar Corp., Class A 35,100 106,893
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 225
Ningbo Boway Alloy Material
Co., Ltd. 65,000 199,593
*Ningbo Changhong Polymer
Scientific & Technical, Inc.,
Class A 15,200 40,208
Ningbo Exciton Technology
Co., Ltd. 29,800 77,280
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 34,900 101,482
Ningbo Huaxiang Electronic
Co., Ltd., Class A 166,300 774,031
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 77,700 151,314
Ningbo Jintian Copper Group
Co., Ltd. 240,500 390,689
Ningbo Joyson Electronic
Corp., Class A 91,900 411,613
Ningbo Kbe Electrical
Technology Co., Ltd. 1,600 11,486

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ningbo Orient Wires & Cables
Co., Ltd., Class A 13,700 $ 120,626
Ningbo Peacebird Fashion
Co., Ltd., Class A 58,700 118,022
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 31,436 123,365
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 60,500 190,362
Ningbo Shanshan Co., Ltd.,
Class A 79,700 153,866
Ningbo Sunrise Elc
Technology Co., Ltd. 30,900 79,612
Ningbo Tuopu Group Co., Ltd.,
Class A 32,355 335,168
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 131,682
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 100,554
Ningbo Yunsheng Co., Ltd.,
Class A 102,900 206,168
Ningbo Zhoushan Port Co.,
Ltd., Class A 177,500 93,706
Ningxia Baofeng Energy Group
Co., Ltd., Class A 340,700 882,096
Ningxia Building Materials
Group Co., Ltd., Class A 49,900 94,163
Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 141,549
Ningxia Western Venture
Industrial Co., Ltd. 144,100 104,399
*NIO, Inc., Class A 860,720 6,046,591
#*Niu Technologies, Class A,
ADR 35,976 151,099
NKY Medical Holdings, Ltd.,
Class A 76,700 178,659
ΩNongfu Spring Co., Ltd.,
Class H 1,024,600 6,802,367
Norinco International
Cooperation, Ltd., Class A 240,840 377,715
North Chemical Industries Co.,
Ltd., Class A 32,300 91,201
North China Pharmaceutical
Co., Ltd. 196,900 165,875
North Copper Co., Ltd., Class
A 82,500 182,091
North Electro-Optic Co., Ltd. 16,000 40,100
North Huajin Chemical
Industries Co., Ltd., Class A 176,900 126,175
North Industries Group Red
Arrow Co., Ltd., Class A 55,200 142,374
Northeast Pharmaceutical
Group Co., Ltd., Class A 424,100 330,479
Northeast Securities Co., Ltd.,
Class A 164,600 209,845
Northking Information
Technology Co., Ltd., Class A 51,688 154,580
Novoray Corp., Class A 11,628 103,835
NSFOCUS Technologies
Group Co., Ltd., Class A 60,800 70,769
Shares Value †
CHINA — (Continued)
Nuode New Materials Co.,
Ltd., Class A 177,500 $ 176,447
NYOCOR Co., Ltd., Class A 272,700 213,650
Ω#*Ocumension Therapeutics 163,500 175,655
*Offcn Education Technology
Co., Ltd., Class A 280,900 107,276
Offshore Oil Engineering Co.,
Ltd., Class A 215,100 164,294
*OFILM Group Co., Ltd., Class
A 92,600 160,309
*Olympic Circuit Technology
Co., Ltd., Class A 37,600 220,250
OmniVision Integrated Circuits
Group, Inc. 12,535 230,047
Onewo, Inc., Class H 287,500 824,895
Oppein Home Group, Inc.,
Class A 26,600 199,810
Opple Lighting Co., Ltd., Class
A 40,100 97,966
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 108,493
ORG Technology Co., Ltd.,
Class A 228,900 193,475
*Orient International
Enterprise, Ltd., Class A 99,600 116,909
ΩOrient Securities Co., Ltd.,
Class H 412,400 385,222
*Oriental Energy Co., Ltd.,
Class A 192,300 221,939
*Ourpalm Co., Ltd., Class A 87,200 63,665
Ovctek China, Inc., Class A 41,200 96,373
*Pacific Securities Co., Ltd.
(The), Class A 157,875 99,749
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 54,640 120,753
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 159,700 67,717
PCI Technology Group Co.,
Ltd., Class A 200,700 193,310
*PDD Holdings, Inc.,
Sponsored ADR 333,631 44,996,813
Ω*Peijia Medical, Ltd. 176,000 135,869
*Peking University Resources
Holdings Co., Ltd., Class A 328,000 6,752
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 –
*Pengxin International Mining
Co., Ltd., Class A 166,400 191,113
People.cn Co., Ltd., Class A 29,800 84,518
People's Insurance Co. Group
of China, Ltd. (The), Class H 5,133,000 4,609,807
Perennial Energy Holdings,
Ltd. 905,000 117,605
Perfect World Co., Ltd., Class
A 45,700 109,915
PetroChina Co., Ltd., Class H 17,870,000 18,439,747
PharmaBlock Sciences
Nanjing, Inc., Class A 18,800 113,002

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ω#Pharmaron Beijing Co.,
Ltd., Class H 331,475 $ 1,109,722
*Phenix Optical Co., Ltd.,
Class A 22,400 68,468
PhiChem Corp., Class A 55,700 183,549
PICC Property & Casualty Co.,
Ltd., Class H 4,592,000 10,847,523
Ping An Bank Co., Ltd., Class
A 492,300 782,454
Ping An Insurance Group Co.
of China, Ltd. 5,306,500 38,336,632
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 237,700 283,681
PNC Process Systems Co.,
Ltd., Class A 34,800 152,006
POCO Holding Co., Ltd., Class
A 10,700 117,723
*Polaris Bay Group Co., Ltd.,
Class A 99,400 102,718
Poly Developments and
Holdings Group Co., Ltd.,
Class A 163,600 168,372
#Poly Property Group Co., Ltd. 2,422,853 576,706
Pony Testing International
Group Co., Ltd., Class A 73,000 84,969
ΩPop Mart International
Group, Ltd. 610,600 17,409,351
Porton Pharma Solutions, Ltd.,
Class A 48,300 180,729
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,491,000 3,166,501
Pou Sheng International
Holdings, Ltd., Class A 2,377,000 145,271
Power Construction Corp. of
China, Ltd., Class A 444,400 351,914
*Powerwin Tech Group, Ltd. 204,000 28,872
Prinx Chengshan Holdings,
Ltd. 161,500 147,532
Pulike Biological Engineering,
Inc. 18,400 36,143
Pylon Technologies Co., Ltd.,
Class A 26,406 245,995
Q Technology Group Co., Ltd. 751,000 1,351,804
*Qi An Xin Technology Group,
Inc., Class A 17,574 96,355
Qianhe Condiment and Food
Co., Ltd., Class A 55,120 71,742
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 73,700 142,076
Qingdao Citymedia Co., Ltd. 62,500 59,584
Qingdao East Steel Tower
Stock Co., Ltd., Class A 281,600 697,847
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 37,200 80,331
Qingdao Gaoce Technology
Co., Ltd., Class A 169,961 273,236
Qingdao Gon Technology Co.,
Ltd., Class A 78,300 563,978
Shares Value †
CHINA — (Continued)
Qingdao Haier Biomedical Co.,
Ltd., Class A 44,054 $ 215,500
Qingdao Hanhe Cable Co.,
Ltd., Class A 346,300 182,334
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 45,920 90,715
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 4,400 95,305
Qingdao NovelBeam
Technology Co., Ltd. 5,622 38,284
ΩQingdao Port International
Co., Ltd., Class H 1,004,000 917,166
Qingdao Rural Commercial
Bank Corp., Class A 389,800 176,230
Qingdao Sentury Tire Co.,
Ltd., Class A 83,240 227,201
Qingdao TGOOD Electric Co.,
Ltd., Class A 24,900 101,561
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 44,600 60,053
*Qinghai Salt Lake Industry
Co., Ltd., Class A 173,000 602,394
Qinhuangdao Port Co., Ltd.,
Class H 881,000 329,856
*QuantumCTek Co., Ltd.,
Class A 617 50,228
Queclink Wireless Solutions
Co., Ltd., Class A 40,100 68,239
Quectel Wireless Solutions
Co., Ltd., Class A 11,840 157,628
Quick Intelligent Equipment
Co., Ltd. 13,400 61,259
Rainbow Digital Commercial
Co., Ltd., Class A 360,400 273,251
Range Intelligent Computing
Technology Group Co., Ltd. 26,500 188,009
*Rayhoo Motor Dies Co., Ltd. 34,600 187,859
Raytron Technology Co., Ltd.,
Class A 10,097 117,737
Red Avenue New Materials
Group Co., Ltd., Class A 19,300 111,699
ΩRed Star Macalline Group
Corp., Ltd., Class H 743,400 121,474
Renhe Pharmacy Co., Ltd.,
Class A 282,300 246,142
#*REPT BATTERO Energy
Co., Ltd., Class H 128,400 230,790
Rianlon Corp., Class A 68,700 386,315
Richinfo Technology Co., Ltd.,
Class A 18,600 69,963
*Risen Energy Co., Ltd., Class
A 131,700 199,152
RiseSun Real Estate
Development Co., Ltd., Class
A 213,500 48,262
Riyue Heavy Industry Co.,
Ltd., Class A 65,400 133,513
Rizhao Port Co., Ltd., Class A 910,200 406,393

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 $ 63,014
Rockchip Electronics Co., Ltd.,
Class A 6,600 168,145
*RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 154,512
Rongsheng Petrochemical
Co., Ltd., Class A 346,500 495,747
*Roshow Technology Co., Ltd.,
Class A 102,300 127,404
Ruida Futures Co., Ltd., Class
A 79,000 261,660
Runjian Co., Ltd., Class A 22,000 135,819
Sai Micro Electronics, Inc.,
Class A 29,400 101,092
Sailun Group Co., Ltd., Class
A 188,800 406,905
Sanan Optoelectronics Co.,
Ltd., Class A 65,500 127,556
Sangfor Technologies, Inc.,
Class A 5,600 103,001
Sanjiang Shopping Club Co.,
Ltd., Class A 55,200 107,265
Sanquan Food Co., Ltd., Class
A 88,700 138,986
Sansteel Minguang Co., Ltd.,
Class A 254,002 159,771
Sansure Biotech, Inc., Class A 49,082 151,955
Sanwei Holding Group Co.,
Ltd. 63,200 102,756
Sany Heavy Equipment
International Holdings Co., Ltd. 1,549,000 1,460,870
Sany Heavy Industry Co., Ltd.,
Class A 151,900 472,192
Satellite Chemical Co., Ltd.,
Class A 135,235 340,069
SDIC Capital Co., Ltd., Class A 159,700 175,794
SDIC Power Holdings Co.,
Ltd., Class A 112,100 225,860
Sealand Securities Co., Ltd.,
Class A 181,100 116,203
*Seazen Group, Ltd., Class A 5,554,000 1,564,970
*Seazen Holdings Co., Ltd.,
Class A 66,200 131,708
*<S-Enjoy Service Group Co.,
Ltd. 404,000 54,579
Seres Group Co., Ltd., Class A 31,200 679,831
SF Holding Co., Ltd., Class A 263,100 1,489,813
SG Micro Corp., Class A 6,318 65,378
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 163,400 90,392
Shaanxi Coal Industry Co.,
Ltd., Class A 524,700 1,672,321
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 307,000 163,366
Shaanxi Fenghuo Electronics
Co., Ltd., Class A 23,900 36,778
Shares Value †
CHINA — (Continued)
Shaanxi Heimao Coking Co.,
Ltd., Class A 199,200 $ 118,867
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 209,900 235,768
*Shandong BoAn
Biotechnology Co., Ltd., Class
H 9,800 13,189
Shandong Bohui Paper
Industrial Co., Ltd., Class A 181,500 127,163
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 50,400 122,705
Shandong Dawn Polymer Co.,
Ltd., Class A 31,925 111,209
Shandong Denghai Seeds Co.,
Ltd., Class A 66,800 88,445
Shandong Dongyue Silicone
Material Co., Ltd., Class A 106,200 138,523
ΩShandong Gold Mining Co.,
Ltd., Class H 487,500 2,051,060
Shandong Haihua Co., Ltd.,
Class A 93,400 73,044
Shandong Head Group Co.,
Ltd., Class A 117,500 214,799
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 29,200 274,442
Shandong Hi-speed Co., Ltd.,
Class A 30,800 40,347
*Shandong Hi-Speed New
Energy Group, Ltd. 42,000 8,970
*Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 159,900 137,174
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 94,300 339,876
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 216,300 112,975
Shandong Humon Smelting
Co., Ltd., Class A 97,400 180,926
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 66,900 164,379
Shandong Jinjing Science &
Technology Co., Ltd., Class A 184,600 136,074
*Shandong Linglong Tyre Co.,
Ltd., Class A 113,400 244,879
Shandong Longda Meishi Co.,
Ltd., Class A 143,705 97,051
Shandong Lukang Pharma 100,300 141,108
Shandong Nanshan Aluminum
Co., Ltd., Class A 600,900 388,943
Shandong Pharmaceutical
Glass Co., Ltd., Class A 50,200 147,310
Shandong Publishing & Media
Co., Ltd., Class A 107,400 126,065
Shandong Sun Paper Industry
JSC, Ltd., Class A 241,900 482,968
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 16,300 169,563

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 3,328,400 $ 2,325,366
Shandong WIT Dyne Health
Co., Ltd., Class A 78,575 376,975
Shandong Xiantan Co., Ltd.,
Class A 110,700 97,920
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 218,000 194,938
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 121,000 152,731
Shanghai Acrel Co., Ltd. 23,300 82,538
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 122,600 141,841
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 248,811
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 178,141
*Shanghai AtHub Co., Ltd.,
Class A 56,212 261,793
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 44,080 155,840
Shanghai Baolong Automotive
Corp., Class A 33,100 174,928
Shanghai Baosight Software
Co., Ltd., Class A 30,895 99,726
*Shanghai Baosteel Packaging
Co., Ltd., Class A 176,300 136,639
Shanghai Belling Co., Ltd.,
Class A 40,200 192,865
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 6,519 125,305
Shanghai Bright Meat Group
Co., Ltd., Class A 183,000 174,977
Shanghai Chinafortune Co.,
Ltd., Class A 51,000 119,583
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 91,700 140,725
Shanghai Construction Group
Co., Ltd., Class A 436,400 172,789
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 127,807 136,918
Shanghai Datun Energy
Resources Co., Ltd., Class A 94,200 182,653
*Shanghai DZH, Ltd., Class A 18,400 37,512
*Shanghai Electric Group Co.,
Ltd., Class H 866,000 504,745
Shanghai Electric Power Co.,
Ltd., Class A 91,600 381,846
Shanghai Environment Group
Co., Ltd., Class A 152,040 177,182
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 104,800 120,364
Shares Value †
CHINA — (Continued)
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 43,600 $ 59,686
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 514,500 1,576,824
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 165,000 898,433
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 130,000 54,695
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 87,645
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 14,800 56,584
Shanghai Gench Education
Group, Ltd. 63,500 21,896
Shanghai Gentech Co., Ltd. 18,812 86,767
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 82,500 283,330
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 43,600 153,707
Ω*Shanghai Henlius Biotech,
Inc., Class H 9,000 80,884
Shanghai Huace Navigation
Technology, Ltd., Class A 19,040 85,760
Shanghai Huafon Aluminium
Corp., Class A 69,700 172,140
Shanghai Huayi Group Co.,
Ltd., Class A 117,600 131,267
Shanghai Industrial Holdings,
Ltd. 571,000 1,002,090
Shanghai Industrial Urban
Development Group, Ltd. 1,740,000 76,117
Shanghai INT Medical
Instruments Co., Ltd., Class H 25,800 103,967
Shanghai International Airport
Co., Ltd., Class A 17,600 79,793
Shanghai Jahwa United Co.,
Ltd., Class A 58,400 205,647
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 67,700 213,967
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 60,800 96,635
*Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 167,600 145,192
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 15,000 41,258
Shanghai Liangxin Electrical
Co., Ltd., Class A 99,500 148,085
Shanghai Lingang Holdings
Corp., Ltd., Class A 147,000 233,227
*Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 39,800 47,834

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai M&G Stationery,
Inc., Class A 39,940 $ 156,962
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,200 107,300
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 8,024 114,790
*Shanghai Milkground Food
Tech Co., Ltd., Class A 49,300 177,202
Shanghai Moons' Electric Co.,
Ltd., Class A 2,600 26,777
Shanghai New Power
Automotive Technology Co.,
Ltd. 243,200 213,757
*Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 767,000 1,155,602
Shanghai Pioneer Holding,
Ltd., Class A 30,000 8,067
Shanghai Pret Composites
Co., Ltd., Class A 95,100 179,591
*Shanghai Pudong
Construction Co., Ltd., Class A 100,100 113,420
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 370,500 597,711
Shanghai Putailai New Energy
Technology Group Co., Ltd. 54,035 221,762
Shanghai QiFan Cable Co.,
Ltd., Class A 42,400 111,682
*Shanghai RAAS Blood
Products Co., Ltd., Class A 179,100 169,488
Shanghai Runda Medical
Technology Co., Ltd., Class A 51,200 121,274
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 241,926
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 205,100 177,678
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 94,500 138,255
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 9,900 79,022
Shanghai Stonehill Technology
Co., Ltd., Class A 136,800 151,931
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 46,400 96,810
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 219,622
Shanghai Vital Microtech Co.,
Ltd. 34,800 90,930
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 54,500 83,714
Shanghai Yaoji Technology
Co., Ltd., Class A 27,000 98,337
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 152,700 119,206
Shares Value †
CHINA — (Continued)
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 26,100 $ 163,073
*Shanghai Zhenhua Heavy
Industries Co., Ltd. 232,000 154,075
Shanghai Zhonggu Logistics
Co., Ltd., Class A 119,896 186,184
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 270,400 299,928
Shanjin International Gold Co.,
Ltd., Class A 96,100 292,662
Shannon Semiconductor
Technology Co., Ltd. 16,600 308,868
Shantou Wanshun New
Material Group Co., Ltd., Class
A 94,400 84,164
Shantui Construction
Machinery Co., Ltd., Class A 113,000 183,567
Shanxi Blue Flame Holding
Co., Ltd., Class A 189,800 192,938
Shanxi Coal International
Energy Group Co., Ltd., Class
A 182,200 282,423
Shanxi Coking Co., Ltd., Class
A 287,200 172,185
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 357,060 366,974
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 592,200 293,512
Shanxi Hi-speed Group Co.,
Ltd. 156,500 113,822
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 251,920 238,046
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 328,100 132,212
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 143,600 298,400
*Shanxi Meijin Energy Co.,
Ltd., Class A 148,600 109,328
Shanxi Securities Co., Ltd.,
Class A 75,100 67,484
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 217,300 128,447
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 30,800 823,813
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 167,800 164,449
Shanying International Holding
Co., Ltd., Class A 100,076 24,871
Sharetronic Data Technology
Co., Ltd. 8,820 201,359
Shede Spirits Co., Ltd., Class
A 24,800 216,200
Shengda Resources Co., Ltd.,
Class A 53,400 175,520
Shenghe Resources Holding
Co., Ltd., Class A 46,670 152,285

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shengyi Electronics Co., Ltd.,
Class A 4,748 $ 72,531
Shengyi Technology Co., Ltd.,
Class A 49,400 445,985
Shenma Industry Co., Ltd. 100,100 139,562
Shennan Circuits Co., Ltd.,
Class A 17,160 516,758
ΩShenwan Hongyuan Group
Co., Ltd., Class H 922,400 405,884
*Shenyang Jinbei Automotive
Co., Ltd., Class A 266,100 173,732
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,389 71,952
Shenzhen Agricultural Power
Group Co., Ltd., Class A 235,600 282,829
Shenzhen Airport Co., Ltd.,
Class A 151,600 153,681
Shenzhen Aisidi Co., Ltd.,
Class A 79,900 138,996
Shenzhen Anche Technologies
Co., Ltd., Class A 100 500
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 133,600 208,965
Shenzhen BSC Technology
Co., Ltd., Class A 14,700 75,644
Shenzhen Capchem
Technology Co., Ltd., Class A 22,100 164,767
Shenzhen Center Power Tech
Co., Ltd., Class A 35,400 113,870
Shenzhen Cereals Holdings
Co., Ltd., Class A 115,300 112,997
Shenzhen Changhong
Technology Co., Ltd., Class A 60,700 117,015
Shenzhen Click Technology
Co., Ltd., Class A 37,800 99,777
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 106,937
Shenzhen Comix Group Co.,
Ltd., Class A 35,300 31,869
Shenzhen Das Intellitech Co.,
Ltd., Class A 167,100 76,720
Shenzhen Desay Battery
Technology Co., Class A 62,110 245,048
Shenzhen Dynanonic Co.,
Ltd., Class A 27,300 176,167
Shenzhen Energy Group Co.,
Ltd., Class A 131,200 129,501
Shenzhen Envicool
Technology Co., Ltd., Class A 42,602 419,066
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 91,500 488,317
#Shenzhen Expressway Corp.,
Ltd., Class H 500,000 467,049
Shenzhen Farben Information
Technology Co., Ltd. 10,400 34,023
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 78,612
Shares Value †
CHINA — (Continued)
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 350,500 $ 206,690
*Shenzhen Fenda Technology
Co., Ltd., Class A 79,600 74,322
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 175,914
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 117,200 118,479
Shenzhen Gas Corp., Ltd.,
Class A 152,000 143,415
Shenzhen Gongjin Electronics
Co., Ltd., Class A 87,400 146,521
Shenzhen Goodix Technology
Co., Ltd., Class A 6,700 77,289
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 64,500 464,760
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 225,000 155,747
Shenzhen Honor Electronic
Co., Ltd. 2,600 71,185
Shenzhen Hopewind Electric
Co., Ltd. 53,000 224,732
*Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 192,794
Shenzhen Inovance
Technology Co., Ltd., Class A 17,600 190,302
Shenzhen International
Holdings, Ltd. 2,251,108 2,331,569
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 117
#*Shenzhen Investment, Ltd. 3,520,000 380,433
Shenzhen Invt Electric Co.,
Ltd., Class A 77,900 98,438
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 52,500 71,796
Shenzhen Jinjia Group Co.,
Ltd., Class A 173,800 108,835
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 125,200 117,777
Shenzhen Kaifa Technology
Co., Ltd., Class A 41,500 159,072
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 35,300 85,298
Shenzhen Kedali Industry Co.,
Ltd., Class A 11,900 300,831
Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 10,500 24,782
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 99,400 229,162
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 396,524
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 68,900 416,075

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 76,500 $ 119,869
Shenzhen Leaguer Co., Ltd.,
Class A 157,000 203,683
Shenzhen Lifotronic
Technology Co., Ltd. 40,197 77,942
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 238,679
Shenzhen Microgate
Technology Co., Ltd., Class A 75,400 134,449
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 34,300 1,035,610
Shenzhen MTC Co., Ltd.,
Class A 302,100 260,861
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 78,000 27,598
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 36,200 310,042
Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 308,600 134,753
Shenzhen Noposin Crop
Science Co., Ltd., Class A 137,300 235,380
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 341,300 114,050
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 502,000 131,762
Shenzhen Qingyi Photomask,
Ltd. 18,560 75,050
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 17,300 144,793
Shenzhen SC New Energy
Technology Corp., Class A 26,300 348,993
Shenzhen SED Industry Co.,
Ltd., Class A 36,100 105,022
Shenzhen SEG Co., Ltd.,
Class A 65,700 91,324
Shenzhen Senior Technology
Material Co., Ltd., Class A 93,000 186,072
Shenzhen Sinexcel Electric
Co., Ltd. 29,000 170,321
Shenzhen Sunline Tech Co.,
Ltd., Class A 20,900 43,401
Shenzhen Sunlord Electronics
Co., Ltd., Class A 25,300 135,660
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 20,000 66,945
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 147,153
Shenzhen Tagen Group Co.,
Ltd., Class A 250,600 133,353
Shenzhen Topband Co., Ltd.,
Class A 79,900 154,701
Shenzhen Topraysolar Co.,
Ltd. 238,700 122,329
Shares Value †
CHINA — (Continued)
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 65,800 $ 78,436
Shenzhen Transsion Holdings
Co., Ltd., Class A 36,720 393,378
Shenzhen United Winners
Laser Co., Ltd., Class A 29,791 109,046
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 26,300 101,142
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 418,329
*Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 106,000 67,866
Shenzhen Yinghe Technology
Co., Ltd., Class A 67,000 281,838
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 32,800 52,592
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 5,800 16,548
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 47,000 180,088
Shenzhen Zhenye Group Co.,
Ltd., Class A 300 534
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 534,200 413,274
Shenzhou International Group
Holdings, Ltd. 745,000 6,431,834
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 14,200 128,996
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 741,770
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 39,900 100,167
Shinva Medical Instrument
Co., Ltd., Class A 78,930 172,328
*<Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 1,750
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 122,000 118,364
Shui On Land, Ltd. 4,154,500 379,519
*Siasun Robot & Automation
Co., Ltd., Class A 24,500 63,432
Sichuan Changhong Electric
Co., Ltd., Class A 135,600 193,816
Sichuan Chengfei Integration
Technology Corp., Class A 37,900 225,306
Sichuan Chuantou Energy Co.,
Ltd., Class A 52,000 107,472
Sichuan Development Lomon
Co., Ltd., Class A 127,500 199,603
*Sichuan EM Technology Co.,
Ltd., Class A 79,600 222,743
Sichuan Expressway Co., Ltd.,
Class H 616,000 405,002
Sichuan Furong Technology
Co., Ltd., Class A 55,471 71,653

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Sichuan Haite High-tech Co.,
Ltd., Class A 47,900 $ 84,538
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 326,700 99,997
Sichuan Hexie Shuangma Co.,
Ltd., Class A 76,100 217,329
*Sichuan Hongda Co., Ltd.,
Class A 103,200 158,229
Sichuan Injet Electric Co., Ltd.,
Class A 15,900 118,096
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 27,000 73,089
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 53,500 262,908
*Sichuan Lutianhua Co., Ltd.,
Class A 240,800 145,043
Sichuan New Energy Power
Co., Ltd., Class A 85,700 147,882
Sichuan Road and Bridge
Group Co., Ltd., Class A 209,560 278,933
Sichuan Swellfun Co., Ltd.,
Class A 30,000 178,132
Sichuan Teway Food Group
Co., Ltd., Class A 95,300 159,764
Sichuan Yahua Industrial
Group Co., Ltd., Class A 44,100 125,757
#Sihuan Pharmaceutical
Holdings Group, Ltd. 3,679,000 700,564
SIIC Environment Holdings,
Ltd., Class F 378,000 54,471
ΩSimcere Pharmaceutical
Group, Ltd. 711,000 1,130,691
Sineng Electric Co., Ltd., Class
A 51,240 231,802
Sino GeoPhysical Co., Ltd.,
Class A 11,900 33,567
Sino Wealth Electronic, Ltd.,
Class A 8,300 31,861
Sinocare, Inc., Class A 55,800 148,466
Sinochem International Corp.,
Class A 143,251 84,073
Sinofert Holdings, Ltd. 4,232,000 827,647
Sinofibers Technology Co.,
Ltd., Class A 18,300 82,761
Sinolink Securities Co., Ltd.,
Class A 73,500 101,959
Sinoma International
Engineering Co., Class A 245,100 327,614
Sinoma Science & Technology
Co., Ltd., Class A 79,600 387,257
Sinomach Automobile Co.,
Ltd., Class A 153,500 134,270
*Sinomach Heavy Equipment
Group Co., Ltd. 166,900 82,955
Sinomach Precision Industry
Group Co., Ltd. 34,000 136,673
Sinomine Resource Group
Co., Ltd., Class A 17,660 139,475
Shares Value †
CHINA — (Continued)
Sinopec Engineering Group
Co., Ltd., Class H 1,685,000 $ 1,586,964
*Sinopec Oilfield Equipment
Corp., Class A 122,000 124,188
*Sinopec Oilfield Service
Corp., Class H 2,056,000 203,690
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 3,762,000 643,764
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 19,761 107,874
Sinopharm Group Co., Ltd.,
Class H 2,402,800 5,988,296
Sino-Platinum Metals Co., Ltd.,
Class A 173,360 405,028
Sinoseal Holding Co., Ltd.,
Class A 26,700 130,459
Sinosoft Co., Ltd., Class A 30,940 92,139
Sinosteel Engineering &
Technology Co., Ltd., Class A 163,800 147,189
Sinosteel New Materials Co.,
Ltd., Class A 75,900 116,691
*Sino-Synergy Hydrogen
Energy Technology Jiaxing
Co., Ltd., Class H 7,500 5,471
Sinotrans, Ltd., Class H 2,188,000 1,483,590
*Sinotruk Jinan Truck Co.,
Ltd., Class A 81,600 207,831
*Skshu Paint Co., Ltd., Class A 19,040 117,920
Skyworth Digital Co., Ltd.,
Class A 46,700 89,174
#*Skyworth Group, Ltd. 600,000 304,161
Ω#Smoore International
Holdings, Ltd. 1,452,000 2,445,470
Snowsky Salt Industry Group
Co., Ltd., Class A 180,500 144,456
*SOHO China, Ltd. 2,199,000 155,612
Sokan New Materials Group
Co., Ltd., Class A 7,870 36,520
Solareast Holdings Co., Ltd.,
Class A 83,600 118,670
Songcheng Performance
Development Co., Ltd., Class
A 119,900 135,182
Sonoscape Medical Corp.,
Class A 12,900 51,982
SooChow Securities Co., Ltd.,
Class A 112,800 152,042
Southern Publishing & Media
Co., Ltd. 98,700 195,952
Southwest Securities Co., Ltd.,
Class A 160,600 106,883
SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 216,800 406,676
Spring Airlines Co., Ltd., Class
A 58,200 437,833
#SSY Group, Ltd. 802,000 319,884
Stanley Agricultural Group Co.,
Ltd., Class A 172,900 236,691

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 501,300 $ 506,069
StarPower Semiconductor,
Ltd., Class A 7,460 109,539
State Grid Information &
Communication Co., Ltd.,
Class A 42,500 109,916
State Grid Yingda Co., Ltd.,
Class A 160,300 145,170
STO Express Co., Ltd., Class
A 140,600 306,182
*Sufa Technology Industry
Co., Ltd. CNNC, Class A 20,800 61,475
Sumavision Technologies Co.,
Ltd., Class A 112,300 89,086
Sumec Corp., Ltd., Class A 186,670 296,166
Sun Art Retail Group, Ltd. 3,092,500 752,017
Sun Create Electronics Co.,
Ltd., Class A 17,400 64,423
Sun King Technology Group,
Ltd. 1,256,000 326,435
Sunflower Pharmaceutical
Group Co., Ltd., Class A 50,200 102,906
Sungrow Power Supply Co.,
Ltd., Class A 64,740 1,725,249
*Suning Universal Co., Ltd.,
Class A 391,700 140,242
Sunny Optical Technology
Group Co., Ltd. 751,900 7,275,016
Sunresin New Materials Co.,
Ltd., Class A 15,900 124,012
Sunrise Group Co., Ltd., Class
A 242,400 196,718
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,312 64,660
*Sunshine Lake Pharma Co.,
Ltd., Class H 87,572 516,044
Sunstone Development Co.,
Ltd., Class A 90,600 313,184
Suntak Technology Co., Ltd.,
Class A 104,800 209,534
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 180,456
Sunwoda Electronic Co., Ltd.,
Class A 42,900 215,938
Suofeiya Home Collection Co.,
Ltd., Class A 83,700 152,892
SUPCON Technology Co.,
Ltd., Class A 12,888 94,675
Suzhou Anjie Technology Co.,
Ltd., Class A 99,500 194,467
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 776,152
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 239,600 114,380
Suzhou Good-Ark Electronics
Co., Ltd., Class A 62,600 90,003
Shares Value †
CHINA — (Continued)
Suzhou Maxwell Technologies
Co., Ltd., Class A 12,000 $ 177,382
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 250,300 208,752
Suzhou Secote Precision
Electronic Co., Ltd., Class A 18,200 122,479
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 14,400 29,802
Suzhou Sushi Testing Group
Co., Ltd., Class A 111,500 245,316
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 24,052 533,603
Suzhou TZTEK Technology
Co., Ltd. 10,668 81,198
Suzhou Veichi Electric Co.,
Ltd. 5,000 60,529
*SVG Optronics Co., Ltd. 7,200 36,555
Symphony Holdings, Ltd. 240,000 46,319
*SYoung Group Co., Ltd.,
Class A 80,700 231,486
Taiji Computer Corp., Ltd.,
Class A 22,900 86,427
*Taiyuan Heavy Industry Co.,
Ltd., Class A 296,600 115,771
*Talkweb Information System
Co., Ltd., Class A 12,600 60,610
Tangrenshen Group Co., Ltd.,
Class A 480,100 321,538
TangShan Port Group Co.,
Ltd., Class A 460,100 256,463
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 233,500 186,872
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 34,400 89,644
Tansun Technology Co., Ltd.,
Class A 33,300 103,562
*Tanwan, Inc. 126,600 241,237
Tasly Pharmaceutical Group
Co., Ltd., Class A 95,400 206,947
Tayho Advanced Materials
Group Co., Ltd., Class A 110,400 155,317
TBEA Co., Ltd., Class A 190,230 522,967
TCL Electronics Holdings, Ltd. 1,661,000 1,972,547
TCL Technology Group Corp.,
Class A 762,000 461,121
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 218,760
TDG Holdings Co., Ltd. 135,700 195,674
*Tellhow Sci-Tech Co., Ltd. 67,200 87,936
Telling Telecommunication
Holding Co., Ltd., Class A 78,200 110,785
Ten Pao Group Holdings, Ltd. 152,000 44,394
Tencent Holdings, Ltd. 2,681,500 217,012,365
Tencent Music Entertainment
Group 2,400 26,819
Tencent Music Entertainment
Group, ADR 246,070 5,492,282
Three Squirrels, Inc., Class A 40,900 135,295

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Three's Co. Media Group Co.,
Ltd., Class A 45,800 $ 185,586
Thunder Software Technology
Co., Ltd., Class A 6,900 66,614
Tian An China Investment Co.,
Ltd. 57,000 33,296
Tian Di Science & Technology
Co., Ltd., Class A 179,500 150,712
Tian Lun Gas Holdings, Ltd. 19,000 7,921
Tiande Chemical Holdings,
Ltd. 324,000 58,362
Tianfeng Securities Co., Ltd.,
Class A 186,600 137,286
#Tiangong International Co.,
Ltd. 1,790,000 679,409
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 19,400 54,750
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 212,000 116,472
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 246,400 132,156
*Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,100 70,335
Tianjin Port Co., Ltd., Class A 414,700 280,067
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 40,400 122,239
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 157,200 93,805
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 83,500 77,026
*Tianma Microelectronics Co.,
Ltd., Class A 203,100 276,893
Tianneng Battery Group Co.,
Ltd. 20,794 98,945
#Tianqi Lithium Corp. 171,400 1,051,926
Tianrun Industry Technology
Co., Ltd., Class A 214,500 191,845
Tianshan Aluminum Group
Co., Ltd., Class A 380,700 714,656
TianShan Material Co., Ltd.,
Class A 144,100 121,799
Tianshui Huatian Technology
Co., Ltd., Class A 115,700 195,913
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 7,100 25,520
Tibet Mineral Development
Co., Ltd., Class A 17,900 66,124
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 31,670 206,457
Time Interconnect Technology,
Ltd. 539,000 1,085,323
Tinergy Chemical Co., Ltd.,
Class A 169,445 132,753
Tingyi Cayman Islands Holding
Corp. 2,024,000 2,776,027
Shares Value †
CHINA — (Continued)
Titan Wind Energy Suzhou
Co., Ltd., Class A 174,200 $ 187,353
TKD Science and Technology
Co., Ltd., Class A 37,300 77,666
Tofflon Science & Technology
Group Co., Ltd., Class A 76,400 181,929
Toly Bread Co., Ltd., Class A 179,560 137,401
Tomson Group, Ltd. 383,481 133,218
Tong Ren Tang Technologies
Co., Ltd., Class H 809,000 482,973
Tongcheng Travel Holdings,
Ltd. 1,816,800 5,002,383
*Tongding Interconnection
Information Co., Ltd., Class A 90,000 66,089
TongFu Microelectronics Co.,
Ltd., Class A 75,500 449,995
Tongguan Gold Group, Ltd. 362,000 126,222
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 72,100 91,413
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 35,315
Tongkun Group Co., Ltd.,
Class A 107,900 215,429
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 259,978
Tongling Nonferrous Metals
Group Co., Ltd., Class A 738,300 548,367
*Tongwei Co., Ltd., Class A 112,700 392,110
*Tongyu Heavy Industry Co.,
Ltd., Class A 642,200 277,718
Topchoice Medical Corp.,
Class A 13,964 85,189
Topsec Technologies Group,
Inc., Class A 127,700 186,828
ΩTopsports International
Holdings, Ltd. 3,971,000 1,573,645
Toread Holdings Group Co.,
Ltd., Class A 31,700 41,660
#Towngas Smart Energy Co.,
Ltd. 970,262 486,866
*TPV Technology Co., Ltd.,
Class A 424,600 155,002
Ω*Transcenta Holding, Ltd. 91,500 36,142
TravelSky Technology, Ltd.,
Class H 1,416,000 1,865,603
*Trina Solar Co., Ltd., Class A 67,816 193,957
Trip.com Group, Ltd. 165,000 11,538,239
Trip.com Group, Ltd.,
Sponsored ADR 22,450 1,586,093
#*Triumph New Energy Co.,
Ltd., Class H 20,000 11,219
Triumph Science &
Technology Co., Ltd., Class A 80,800 139,086
*Troy Information Technology
Co., Ltd., Class A 34,800 32,346
TRS Information Technology
Corp., Ltd., Class A 12,800 36,986

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Truking Technology, Ltd.,
Class A 137,700 $ 216,538
*Tsinghua Tongfang Co., Ltd.,
Class A 70,000 85,703
Tsingtao Brewery Co., Ltd.,
Class H 466,000 3,147,757
TSP Wind Power Group Co.,
Ltd. 283,200 337,188
Ω*Tuhu Car, Inc. 135,600 308,459
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 4,218
*Ucloudlink Group, Inc., ADR 90 199
UE Furniture Co., Ltd., Class A 100 161
Uni-Bio Science Group, Ltd. 720,000 11,765
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,000 114,767
Unilumin Group Co., Ltd.,
Class A 204,700 212,108
Uni-President China Holdings,
Ltd. 2,298,000 2,486,578
Unisplendour Corp., Ltd.,
Class A 54,400 206,838
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 75,600 255,706
*UTour Group Co., Ltd., Class
A 88,700 87,302
V V Food & Beverage Co.,
Ltd., Class A 357,200 179,547
Valiant Co., Ltd., Class A 113,900 224,050
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 41,200 120,379
Vatti Corp., Ltd., Class A 115,100 103,266
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 19,700 68,209
Venustech Group, Inc., Class
A 44,300 97,404
*Verisilicon Microelectronics
Shanghai Co., Ltd. 3,024 67,721
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 1,065,001
Viomi Technology Co., Ltd.,
ADR 24,706 77,330
Vipshop Holdings, Ltd.,
Sponsored ADR 622,280 10,883,677
*Visionox Technology, Inc.,
Class A 67,500 80,273
Visual China Group Co., Ltd.,
Class A 45,438 137,802
Ω*Viva Biotech Holdings 1,077,500 338,270
#*Vnet Group, Inc., Sponsored
ADR 99,481 1,034,602
*Walvax Biotechnology Co.,
Ltd., Class A 55,600 95,474
*Wanda Film Holding Co., Ltd.,
Class A 63,300 98,120
Wangneng Environment Co.,
Ltd., Class A 83,000 199,160
Shares Value †
CHINA — (Continued)
Wangsu Science &
Technology Co., Ltd., Class A 98,600 $ 160,174
Wanguo Gold Group, Ltd. 238,000 940,707
Wanhua Chemical Group Co.,
Ltd., Class A 53,547 470,869
Want Want China Holdings,
Ltd. 4,723,000 3,050,547
Wanxiang Qianchao Co., Ltd.,
Class A 146,100 257,440
Warom Technology, Inc. Co. 125,600 344,762
Wasion Holdings, Ltd. 834,000 1,341,319
Wasu Media Holding Co., Ltd.,
Class A 100,300 111,112
Weichai Power Co., Ltd., Class
H 2,057,000 4,247,813
Weifu High-Technology Group
Co., Ltd., Class A 30,600 92,158
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 62,000 89,053
Weihai Guangwei Composites
Co., Ltd., Class A 24,860 100,491
Weilong Delicious Global
Holdings, Ltd. 188,000 288,088
Ω#*Weimob, Inc. 1,231,000 359,534
Wellhope Foods Co., Ltd.,
Class A 83,500 89,922
Wencan Group Co., Ltd.,
Class A 41,300 125,369
Wens Foodstuff Group Co.,
Ltd., Class A 273,400 696,719
Wenzhou Yihua Connector
Co., Ltd., Class A 17,900 117,846
West China Cement, Ltd. 5,250,000 2,006,189
Western Metal Materials Co.,
Ltd. 40,600 102,437
Western Mining Co., Ltd.,
Class A 154,400 519,635
Western Region Gold Co.,
Ltd., Class A 56,600 218,540
Western Securities Co., Ltd.,
Class A 112,500 135,684
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 175,631
Willfar Information Technology
Co., Ltd. 24,641 127,629
Winall Hi-Tech Seed Co., Ltd.,
Class A 96,340 119,711
Windey Energy Technology
Group Co., Ltd., Class A 82,610 211,911
*Wingtech Technology Co.,
Ltd., Class A 48,800 308,330
Winner Medical Co., Ltd.,
Class A 37,200 215,713
Winning Health Technology
Group Co., Ltd., Class A 49,800 61,951
*Wison Engineering Services
Co., Ltd. 84,000 4,323
Wolong Electric Group Co.,
Ltd., Class A 107,400 727,284

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*World Union Group, Inc.,
Class A 164,000 $ 53,421
Wuchan Zhongda Group Co.,
Ltd., Class A 212,000 174,130
Wuhan DR Laser Technology
Corp., Ltd., Class A 9,800 92,603
Wuhan East Lake High
Technology Group Co., Ltd. 77,700 107,131
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 24,100 65,070
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 46,600 81,721
Wuhan Jingce Electronic
Group Co., Ltd., Class A 6,600 69,640
*Wuhan P&S Information
Technology Co., Ltd., Class A 31,600 49,692
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 28,800 104,003
Wuhu Token Science Co.,
Ltd., Class A 146,800 127,997
Wuliangye Yibin Co., Ltd.,
Class A 179,000 2,990,517
Wuling Motors Holdings, Ltd.,
Class A 1,560,000 102,365
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,000 647,604
Wushang Group Co., Ltd.,
Class A 162,100 227,369
ΩWuXi AppTec Co., Ltd.,
Class H 216,000 3,018,142
Wuxi Autowell Technology
Co., Ltd., Class A 44,357 272,473
Wuxi Best Precision Machinery
Co., Ltd. 28,400 105,031
Ω*Wuxi Biologics Cayman,
Inc., Class A 2,702,500 12,587,234
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 116,086
Wuxi Chipown Micro-
Electronics, Ltd. 8,905 80,145
Wuxi DK Electronic Materials
Co., Ltd. 15,260 132,519
*Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 93,300 202,523
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 864,524
Wuxi NCE Power Co., Ltd.,
Class A 29,120 153,486
Wuxi Paike New Materials
Technology Co., Ltd., Class A 10,700 104,968
*Wuxi Rural Commercial Bank
Co., Ltd. 248,800 212,042
Wuxi Taiji Industry, Ltd. Co.,
Class A 157,100 191,240
*WuXi XDC Cayman, Inc. 7,500 72,470
Wuxi Xinje Electric Co., Ltd.,
Class A 12,800 103,428
Shares Value †
CHINA — (Continued)
Wuzhou Special Paper Group
Co., Ltd. 33,200 $ 55,425
XCMG Construction Machinery
Co., Ltd., Class A 435,700 650,897
XD, Inc. 166,400 1,444,080
XGD, Inc., Class A 31,400 122,254
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 962,500 123,839
Xiamen Amoytop Biotech Co.,
Ltd. 14,663 150,310
*Xiamen Bank Co., Ltd., Class
A 194,300 192,329
Xiamen C & D, Inc., Class A 68,900 98,577
Xiamen Changelight Co., Ltd.,
Class A 78,200 131,317
Xiamen Faratronic Co., Ltd.,
Class A 7,800 131,726
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 7,200 31,621
Xiamen Intretech, Inc., Class A 47,200 131,151
Xiamen ITG Group Corp., Ltd.,
Class A 248,832 226,394
Xiamen Jihong Technology
Co., Ltd., Class A 97,400 254,774
Xiamen Kingdomway Group
Co., Class A 77,100 218,561
Xiamen Port Development Co.,
Ltd., Class A 168,500 247,229
Xiamen Tungsten Co., Ltd.,
Class A 78,300 392,476
*Xiamen Xiangyu Co., Ltd.,
Class A 162,000 189,016
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 4,099 43,469
*Xian International Medical
Investment Co., Ltd., Class A 209,850 141,427
Xi'an Manareco New Materials
Co., Ltd. 26,647 182,093
Xi'An Shaangu Power Co.,
Ltd., Class A 113,900 139,132
Xi'an Triangle Defense Co.,
Ltd., Class A 36,500 131,553
Xiandai Investment Co., Ltd.,
Class A 185,600 110,491
Xiangcai Co., Ltd., Class A 64,900 117,457
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 32,400 69,283
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 120,600 250,268
Xianhe Co., Ltd., Class A 44,500 142,830
Ω*Xiaomi Corp., Class W 3,632,400 20,189,866
*Xilinmen Furniture Co., Ltd.,
Class A 150,800 362,060
Xinfengming Group Co., Ltd.,
Class A 127,500 284,457

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Xingfa Aluminium Holdings,
Ltd., Class A 11,000 $ 10,926
Xinhuanet Co., Ltd., Class A 42,580 119,689
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 56,100 149,028
Xinjiang Joinworld Co., Ltd.,
Class A 214,900 244,703
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 194,500 128,624
Xinjiang Xintai Natural Gas
Co., Ltd., Class A 81,552 325,876
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 1,212,000 403,886
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 166,300 212,012
Xinjiang Zhongtai Chemical
Co., Ltd., Class A 355,700 234,728
Xinte Energy Co., Ltd., Class H 518,400 517,586
Xinxiang Chemical Fiber Co.,
Ltd., Class A 493,300 302,674
Xinxiang Richful Lube Additive
Co., Ltd., Class A 16,800 134,004
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 230,600 140,194
Xinyi Energy Holdings, Ltd. 3,209,157 524,386
#Xinyi Solar Holdings, Ltd. 6,165,876 2,840,101
Xinzhi Group Co., Ltd., Class A 35,200 141,200
Xizang Zhufeng Resources
Co., Ltd., Class A 103,700 207,626
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 46,900 105,492
#*XPeng, Inc., ADR 3,000 70,470
*XPeng, Inc., Class A 851,500 9,553,383
Xtep International Holdings,
Ltd. 3,486,415 2,525,478
Xuji Electric Co., Ltd., Class A 29,900 110,998
ΩYadea Group Holdings, Ltd. 1,377,931 2,154,070
Yangling Metron New Material,
Inc., Class A 134,260 314,054
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 157,500 725,876
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 21,600 211,625
*Yankershop Food Co., Ltd.,
Class A 15,540 160,064
Yankuang Energy Group Co.,
Ltd., Class H 3,729,200 5,119,601
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 38,900 117,428
Yantai China Pet Foods Co.,
Ltd., Class A 17,200 138,136
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 119,591
*Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 69,352
Shares Value †
CHINA — (Continued)
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,500 $ 368,563
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 133,980
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 143,757
*YD Electronic Technology
Co., Ltd., Class A 14,400 94,945
#*Yeahka, Ltd., Class A 209,200 233,366
Yealink Network Technology
Corp., Ltd., Class A 56,480 285,483
Yechiu Metal Recycling China,
Ltd., Class A 217,100 95,408
YGSOFT, Inc., Class A 153,972 140,520
Yibin Tianyuan Group Co.,
Ltd., Class A 120,200 98,222
Yifan Pharmaceutical Co., Ltd.,
Class A 77,700 143,678
Yifeng Pharmacy Chain Co.,
Ltd., Class A 78,052 267,616
#Yihai International Holding,
Ltd. 1,111,000 1,703,909
Yijiahe Technology Co., Ltd.,
Class A 15,800 67,706
Yinbang Clad Material Co.,
Ltd., Class A 27,900 40,113
Yindu Kitchen Equipment Co.,
Ltd. 42,340 108,194
Yingkou Jinchen Machinery
Co., Ltd. 25,500 105,011
Yixintang Pharmaceutical
Group Co., Ltd., Class A 85,600 161,170
Yizumi Holdings Co., Ltd.,
Class A 45,700 162,274
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 262,648
*Yonghui Superstores Co.,
Ltd., Class A 194,800 127,729
Yongjin Technology Group
Co., Ltd. 88,500 227,766
YongXing Special Materials
Technology Co., Ltd., Class A 30,100 207,760
*Yonyou Network Technology
Co., Ltd., Class A 28,200 61,767
Yotrio Group Co., Ltd., Class A 287,800 155,977
Youcare Pharmaceutical
Group Co., Ltd. 42,051 127,943
*Youdao, Inc., ADR 15,109 158,493
*Youngor Fashion Co., Ltd.,
Class A 121,800 128,260
Youngy Co., Ltd., Class A 22,100 147,359
*Youzu Interactive Co., Ltd.,
Class A 53,900 97,549
YSB, Inc. 3,600 4,220
YTO Express Group Co., Ltd.,
Class A 124,400 299,025
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 52,700 72,144
#Yuexiu Property Co., Ltd. 1,934,000 1,114,783

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Yuexiu Transport
Infrastructure, Ltd. 640,000 $ 349,965
Yueyang Forest & Paper Co.,
Ltd., Class A 212,600 132,833
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 33,000 83,725
Yum China Holdings, Inc. 222,800 9,591,735
Yum China Holdings, Inc. 147,876 6,397,116
YUNDA Holding Group Co.,
Ltd., Class A 252,800 258,399
Yunnan Aluminium Co., Ltd.,
Class A 130,000 419,629
Yunnan Baiyao Group Co.,
Ltd., Class A 30,900 245,820
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 246,800 233,554
Yunnan Copper Co., Ltd.,
Class A 85,100 215,550
Yunnan Energy Investment
Co., Ltd., Class A 118,700 202,326
*Yunnan Energy New Material
Co., Ltd., Class A 41,300 281,354
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 9,700 38,039
Yunnan Nantian Electronics
Information Co., Ltd. 34,000 87,551
Yunnan Tin Co., Ltd., Class A 98,700 328,296
Yunnan Yuntianhua Co., Ltd.,
Class A 98,700 398,555
Yusys Technologies Co., Ltd.,
Class A 55,900 188,053
Yutong Bus Co., Ltd., Class A 31,400 142,534
Yutong Heavy Industries Co.,
Ltd. 44,400 72,875
*Zai Lab, Ltd. 259,000 669,810
#*Zai Lab, Ltd., Sponsored
ADR 9,250 241,703
*Zall Smart Commerce Group,
Ltd. 1,458,000 22,136
Zangge Mining Co., Ltd., Class
A 42,400 350,404
Zanyu Technology Group Co.,
Ltd. 64,000 99,834
ZBOM Home Collection Co.,
Ltd., Class A 61,660 80,514
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 9,900 247,603
Zhaojin Mining Industry Co.,
Ltd., Class H 1,590,500 5,946,827
Zhefu Holding Group Co., Ltd.,
Class A 301,500 173,985
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 103,000 205,067
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 46,500 66,921
Shares Value †
CHINA — (Continued)
*Zhejiang Century Huatong
Group Co., Ltd., Class A 166,300 $ 410,248
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 402,569
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 18,800 231,178
Zhejiang China Commodities
City Group Co., Ltd., Class A 110,500 285,937
Zhejiang Chint Electrics Co.,
Ltd., Class A 91,100 366,971
Zhejiang Communications
Technology Co., Ltd., Class A 331,040 194,285
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 335,100 220,193
Zhejiang Crystal-Optech Co.,
Ltd., Class A 71,900 252,176
Zhejiang Dafeng Industry Co.,
Ltd. 30,000 55,263
Zhejiang Dahua Technology
Co., Ltd., Class A 90,500 259,851
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 98,900 188,712
Zhejiang Dingli Machinery Co.,
Ltd., Class A 22,900 170,860
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 152,800 295,849
Zhejiang Expressway Co.,
Ltd., Class H 1,306,760 1,274,445
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 86,200 166,899
*Zhejiang Great Southeast
Co., Ltd., Class A 147,800 76,989
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 78,600 104,840
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 283,500 311,672
Zhejiang Hailiang Co., Ltd.,
Class A 129,295 208,949
Zhejiang Hailide New Material
Co., Ltd., Class A 374,600 307,159
Zhejiang HangKe Technology,
Inc. Co., Class A 61,314 281,422
Zhejiang Hangmin Co., Ltd.,
Class A 145,810 146,378
Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 164,400 132,494
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 340,600 536,084
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,000 122,927
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 87,700 236,173

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 84,330 $ 207,325
Zhejiang Huangma
Technology Co., Ltd. 148,000 378,611
Zhejiang Huatong Meat
Products Co., Ltd. 103,200 156,200
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 67,600 615,137
Zhejiang International Group
Co., Ltd. 97,060 150,859
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 355,200 425,407
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 32,700 175,569
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 25,800 115,592
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 29,900 86,229
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 74,460 407,728
Zhejiang Jingu Co., Ltd., Class
A 81,500 118,435
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 112,000 296,266
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 82,600 53,812
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 50,800 182,023
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 73,800 206,823
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 68,400 168,353
Zhejiang Juhua Co., Ltd.,
Class A 63,300 313,911
Zhejiang Lante Optics Co., Ltd. 19,220 86,598
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class H 2,500 18,753
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 147,699
Zhejiang Medicine Co., Ltd.,
Class A 101,800 208,110
Zhejiang Meida Industrial Co.,
Ltd., Class A 63,400 66,318
*Zhejiang Narada Power
Source Co., Ltd., Class A 84,000 222,671
Zhejiang NHU Co., Ltd., Class
A 123,260 420,544
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 52,500 118,309
Zhejiang Runtu Co., Ltd.,
Class A 138,500 142,345
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 44,800 314,067
Shares Value †
CHINA — (Continued)
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 34,200 $ 268,568
Zhejiang Semir Garment Co.,
Ltd., Class A 223,600 169,845
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 302,980 233,119
Zhejiang Shibao Co., Ltd.,
Class H 178,000 111,075
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 2,700 7,673
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 29,484 106,142
Zhejiang Southeast Space
Frame Co., Ltd., Class A 105,000 68,553
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 126,400 197,881
Zhejiang Sunoren Solar
Technology Co., Ltd. 123,600 164,343
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 77,300 78,469
Zhejiang Supor Co., Ltd.,
Class A 12,500 83,717
Zhejiang Taihua New Material
Group Co., Ltd., Class A 301,100 373,720
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 126,400 137,896
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 37,000 136,213
Zhejiang Tony Electronic Co.,
Ltd., Class A 21,900 66,632
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 459,746
Zhejiang Wanliyang Co., Ltd.,
Class A 146,700 185,789
Zhejiang Wanma Co., Ltd.,
Class A 111,600 281,262
Zhejiang Wansheng Co., Ltd.,
Class A 62,300 99,106
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 88,060 267,558
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 173,600 265,193
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 122,400 177,527
*Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 41,200 196,448
Zhejiang XCC Group Co., Ltd. 32,500 209,449
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 144,300 191,866
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 144,458 204,449

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Xinao Textiles, Inc. 124,700 $ 140,068
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 35,100 146,368
Zhejiang Yasha Decoration
Co., Ltd., Class A 141,100 79,839
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 302,262
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 38,300 91,364
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 60,000 233,185
Zhejiang Yongtai Technology
Co., Ltd., Class A 57,700 157,815
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 7,440 54,623
Zhende Medical Co., Ltd.,
Class A 30,100 401,488
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 293,700 216,494
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 248,400 188,334
Zheshang Development Group
Co., Ltd. 152,400 130,740
Zheshang Securities Co., Ltd.,
Class A 115,900 189,092
Zhewen Interactive Group Co.,
Ltd., Class A 93,200 114,108
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 1,173,200 2,526,874
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 82,700 82,209
Zhongji Innolight Co., Ltd.,
Class A 9,100 604,358
Zhongjin Gold Corp., Ltd.,
Class A 148,600 462,559
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 122,449 360,182
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 274,334
Zhongsheng Group Holdings,
Ltd. 1,422,000 2,246,746
Zhongtai Securities Co., Ltd.,
Class A 179,500 175,915
*<Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Holding Co.,
Ltd., Class A 129,400 213,479
*ZhongYeDa Electric Co., Ltd.,
Class A 62,450 85,754
#Zhongyu Energy Holdings,
Ltd. 619,000 248,486
Ω#Zhongyuan Bank Co., Ltd.,
Class H 740,000 29,515
Zhongyuan Environment-
Protection Co., Ltd., Class A 121,500 150,121
Shares Value †
CHINA — (Continued)
ΩZhou Hei Ya International
Holdings Co., Ltd. 1,728,000 $ 404,642
Zhuhai Enpower Electric Co.,
Ltd. 21,700 97,132
Zhuhai Huafa Properties Co.,
Ltd., Class A 236,300 163,234
Zhuhai Port Co., Ltd., Class A 34,000 26,351
Zhuzhou CRRC Times Electric
Co., Ltd. 537,200 2,738,461
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 192,344
Zhuzhou Kibing Group Co.,
Ltd., Class A 221,600 220,908
*Zhuzhou Smelter Group Co.,
Ltd., Class A 149,000 326,776
Zhuzhou Times New Material
Technology Co., Ltd., Class A 126,100 258,494
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 247,600 167,216
Zijin Mining Group Co., Ltd.,
Class H 4,964,000 20,591,256
ZJAMP Group Co., Ltd., Class
A 68,900 91,612
Ω#ZJLD Group, Inc. 326,800 366,652
ZJMI Environmental Energy
Co., Ltd., Class A 61,400 121,899
Zkteco Co., Ltd., Class A 13,900 61,554
#ZMJ Group Co., Ltd., Class H 365,400 1,009,855
*Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,641,800 1,584,300
#ZTE Corp., Class H 505,200 2,138,530
ZTO Express Cayman, Inc. 465,200 8,535,231
ZTO Express Cayman, Inc.,
Sponsored ADR 8,750 162,663
ZWSOFT Co., Ltd., Class A 3,470 39,269
TOTAL CHINA 1,881,979,498
COLOMBIA — (0.1%)
Almacenes Exito SA 8,037 7,703
Bolsa de Valores de Colombia 124 432
Celsia SA 324,819 411,429
Cementos Argos SA 176,110 470,770
*Corp Financiera Colombiana
SA 106,039 500,448
Grupo Argos SA 120,814 544,517
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 34,491 145,552
Grupo Cibest SA 38,727 626,959
Grupo Cibest SA, ADR 41,461 2,406,397
Grupo de Inversiones
Suramericana SA 31,711 384,908
Grupo Energia Bogota SA ESP 227,073 185,277
Interconexion Electrica SA
ESP 116,143 752,105
Mineros SA, Class A 177,160 624,094
Promigas SA ESP 11,974 19,943
TOTAL COLOMBIA 7,080,534

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CZECHIA — (0.1%)
CEZ A/S 57,970 $ 3,554,738
Komercni Banka A/S 27,615 1,415,718
ΩMoneta Money Bank A/S 324,481 2,751,456
Philip Morris CR A/S 322 274,874
TOTAL CZECHIA 7,996,786
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 733,979 1,567,045
TOTAL EGYPT 1,567,045
GREECE — (0.5%)
Aegean Airlines SA 38,423 584,505
*Aktor SA Holding Company
Technical And Energy Projects 19,234 186,701
Alpha Bank SA 886,560 3,479,114
Athens Water Supply &
Sewage Co. SA 32,146 257,494
Autohellas Tourist and Trading
SA 17,744 226,920
Avax SA 32,837 90,961
Bank of Greece 11,006 188,642
Ellaktor SA 44,597 80,196
ElvalHalcor SA 62,931 232,432
Eurobank Ergasias Services
and Holdings SA 999,595 3,762,326
Fourlis Holdings SA 45,334 214,792
GEK TERNA SA 61,107 1,634,880
Hellenic Exchanges - Athens
Stock Exchange SA 19,659 141,588
Hellenic Telecommunications
Organization SA 47,996 903,526
HELLENiQ ENERGY Holdings
S.A. 120,499 1,062,572
Holding Co. ADMIE IPTO SA 98,839 340,529
Ideal Holdings SA 20,037 135,985
JUMBO SA 53,512 1,700,970
Kri-Kri Milk Industry SA 9,962 226,514
*LAMDA Development SA,
Class A 47,480 405,531
Lavipharm SA 10,830 10,100
*Metlen Energy & Metals PLC 53,896 2,737,101
Motor Oil Hellas Corinth
Refineries SA 58,103 1,744,967
National Bank of Greece SA 310,262 4,564,046
OPAP SA 46,339 960,048
Piraeus Financial Holdings SA 427,456 3,341,103
Piraeus Port Authority SA 6,968 345,827
Profile Systems & Software SA 6,637 55,232
Public Power Corp. SA 58,361 1,016,468
Quest Holdings SA 29,128 237,018
Sarantis SA 16,693 243,150
Thrace Plastics Holding and
Co., Class A 16,327 73,400
Titan SA 37,070 1,664,385
TOTAL GREECE 32,849,023
HONG KONG — (0.0%)
*Productive Technologies Co.,
Ltd. 1,224,000 32,599
Shares Value †
HONG KONG — (Continued)
*Shougang Century Holdings,
Ltd. 566,000 $ 56,803
Truly International Holdings,
Ltd. 2,340,000 343,223
TOTAL HONG KONG 432,625
HUNGARY — (0.2%)
#*4iG Nyrt, Class A 8,873 106,023
ANY Security Printing Co. 131 2,729
Magyar Telekom
Telecommunications PLC 301,476 1,582,693
MOL Hungarian Oil & Gas PLC 302,550 2,665,226
Opus Global Nyrt 92,046 149,843
OTP Bank Nyrt 82,922 7,919,262
*Richter Gedeon Nyrt 21,037 649,244
TOTAL HUNGARY 13,075,020
INDIA — (16.5%)
360 ONE WAM, Ltd. 110,978 1,351,045
3M India, Ltd. 1,520 506,146
*5Paisa Capital, Ltd. 9,067 31,837
Aarti Drugs, Ltd. 42,803 236,795
Aarti Industries, Ltd. 27,334 116,992
Aarti Pharmalabs, Ltd. 50,489 484,550
ABB India, Ltd. 11,754 691,168
ACC, Ltd. 31,395 665,415
Accelya Solutions India, Ltd. 2,661 41,634
Action Construction
Equipment, Ltd. 31,018 384,671
*Adani Energy Solutions, Ltd. 133,217 1,479,968
Adani Enterprises, Ltd. 2,358 65,902
*Adani Green Energy, Ltd. 11,976 153,796
Adani Ports & Special
Economic Zone, Ltd. 235,454 3,849,912
*Adani Power, Ltd. 2,158,570 3,838,295
Adani Total Gas, Ltd. 6,326 45,009
ADF Foods, Ltd. 42,061 104,021
*Aditya Birla Fashion and
Retail, Ltd. 325,241 299,113
*Aditya Birla Lifestyle Brands,
Ltd. 325,241 489,485
Aditya Birla Real Estate, Ltd. 61,183 1,293,461
Advanced Enzyme
Technologies, Ltd. 45,377 157,465
*Advent Hotels International
Pvt, Ltd. 24,639 86,792
Aegis Logistics, Ltd. 139,772 1,181,125
*Aether Industries, Ltd. 23,466 199,235
*Affle 3i, Ltd. 16,027 348,556
Agarwal Industrial Corp., Ltd. 1,777 17,217
AGI Greenpac, Ltd. 28,896 266,821
Ahluwalia Contracts India, Ltd. 30,102 322,328
AIA Engineering, Ltd. 35,514 1,300,161
Ajanta Pharma, Ltd. 44,329 1,231,077
Ajmera Realty & Infra India,
Ltd. 17,087 206,362
Akzo Nobel India, Ltd. 9,156 334,354
Alembic Pharmaceuticals, Ltd. 54,552 551,473
Alembic, Ltd. 101,475 113,625
Alicon Castalloy, Ltd. 1,846 19,312

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Alkem Laboratories, Ltd. 19,100 $ 1,184,777
Alkyl Amines Chemicals 10,320 216,232
Allied Digital Services, Ltd. 21,023 42,536
Amara Raja Energy & Mobility,
Ltd. 255,896 2,896,338
*Amber Enterprises India, Ltd. 31,849 2,883,304
Ambika Cotton Mills, Ltd. 1,986 30,144
Ambuja Cements, Ltd. 179,310 1,142,058
Amrutanjan Health Care, Ltd. 11,291 92,100
Anant Raj, Ltd. 226,387 1,643,368
Andhra Sugars, Ltd. (The) 60,596 55,482
Angel One, Ltd. 114,532 3,215,676
Antelopus Selan Energy, Ltd. 5,971 38,491
Ω*Antony Waste Handling
Cell, Ltd., Class A 16,899 103,635
Anup Engineering, Ltd. (The) 4,680 121,635
Anupam Rasayan India, Ltd. 25,673 310,663
Apar Industries, Ltd. 25,029 2,444,783
Apcotex Industries, Ltd. 21,964 87,810
APL Apollo Tubes, Ltd. 136,889 2,762,568
Apollo Hospitals Enterprise,
Ltd., Class A 77,859 6,736,809
Apollo Pipes, Ltd. 7,003 24,254
Apollo Tyres, Ltd. 465,750 2,631,185
Artemis Medicare Services,
Ltd. 40,669 113,415
Arvind Fashions, Ltd. 94,440 534,961
Arvind SmartSpaces, Ltd. 13,658 98,206
Arvind, Ltd. 245,397 881,283
Asahi India Glass, Ltd. 61,061 634,814
Ashapura Minechem, Ltd. 61,083 457,239
Ashiana Housing, Ltd. 27,217 86,506
Ashok Leyland, Ltd. 3,745,887 5,972,152
*Ashoka Buildcon, Ltd., Class
A 322,588 747,353
*Asian Granito India, Ltd. 65,477 46,800
Asian Paints, Ltd. 72,261 2,043,825
Associated Alcohols &
Breweries, Ltd. 3,453 47,463
ΩAster DM Healthcare, Ltd. 221,888 1,694,819
Astra Microwave Products, Ltd. 73,556 863,610
Astral, Ltd. 7,465 121,943
AstraZeneca Pharma India,
Ltd. 3,994 429,899
Atul, Ltd. 13,262 860,890
ΩAU Small Finance Bank, Ltd. 255,487 2,526,485
AurionPro Solutions, Ltd. 4,295 58,408
Aurobindo Pharma, Ltd. 223,366 2,865,697
Automotive Axles, Ltd. 5,690 109,010
Avadh Sugar & Energy, Ltd. 14,602 71,101
Avantel, Ltd. 59,068 114,149
Avanti Feeds, Ltd. 83,855 658,777
Ω*Avenue Supermarts, Ltd. 11,646 544,902
*AWL Agri Business, Ltd. 171,132 529,852
Axis Bank, Ltd. 1,222,356 16,975,321
*AXISCADES Technologies,
Ltd. 6,941 125,190
Bajaj Auto, Ltd. 25,544 2,558,824
*Bajaj Consumer Care, Ltd. 21,273 66,425
Shares Value †
INDIA — (Continued)
Bajaj Finserv, Ltd. 127,335 $ 2,995,493
*Bajaj Hindusthan Sugar, Ltd. 185,993 46,283
Balaji Amines, Ltd. 4,725 75,002
*Balaji Telefilms, Ltd. 4,364 5,412
Balkrishna Industries, Ltd. 46,375 1,190,991
Balmer Lawrie & Co., Ltd. 75,844 172,695
Balrampur Chini Mills, Ltd. 264,476 1,367,349
Balu Forge Industries, Ltd. 3,972 28,920
Banco Products India, Ltd. 86,388 690,452
ΩBandhan Bank, Ltd. 1,116,321 1,968,782
Bank of Baroda 651,664 2,043,716
Bank of India 456,219 718,880
Bank of Maharashtra 963,864 640,938
Bannari Amman Sugars, Ltd.,
Class F 435 17,643
BASF India, Ltd. 12,645 628,466
Bata India, Ltd. 51,629 622,657
Bayer CropScience, Ltd. 12,034 662,166
BCL Industries, Ltd. 77,151 34,677
*BEML, Ltd. 26,820 1,329,289
Berger Paints India, Ltd. 85,244 520,560
*BF Utilities, Ltd., Class R 20,385 169,126
Bhagiradha Chemicals &
Industries, Ltd. 22,539 62,891
Bhansali Engineering
Polymers, Ltd. 116,893 129,625
Bharat Bijlee, Ltd. 2,502 85,214
Bharat Dynamics, Ltd. 375,026 6,463,267
Bharat Electronics, Ltd. 1,727,943 8,294,087
Bharat Forge, Ltd. 191,470 2,857,235
Bharat Heavy Electricals, Ltd. 539,740 1,614,211
Bharat Petroleum Corp., Ltd. 609,994 2,451,761
Bharat Rasayan, Ltd. 1,202 146,927
*Bharat Wire Ropes, Ltd. 21,817 49,433
Bharti Airtel, Ltd. 1,459,023 33,767,270
Biocon, Ltd. 321,001 1,345,531
Birla Corp., Ltd. 35,983 477,821
BirlaNu, Ltd. 4,400 95,027
Birlasoft, Ltd. 707,095 2,959,928
*BL Kashyap & Sons, Ltd. 45,096 29,998
Black Box, Ltd. 41,053 245,404
Bliss Gvs Pharma, Ltd. 53,188 93,984
Blue Dart Express, Ltd. 5,072 375,495
Blue Star, Ltd. 78,936 1,722,749
*Bluspring Enterprises, Ltd. 67,930 60,659
Bombay Burmah Trading Co. 31,081 693,527
Bombay Dyeing &
Manufacturing Co., Ltd. 105,035 194,248
*Borosil Renewables, Ltd. 15,962 115,726
*Borosil Scientific, Ltd. 33 51
*Borosil, Ltd. 56,706 218,785
Bosch, Ltd. 814 341,523
Brigade Enterprises, Ltd. 99,233 1,159,994
*Brightcom Group, Ltd. 2,214,499 339,018
Britannia Industries, Ltd. 58,042 3,816,124
BSE, Ltd. 178,323 4,979,796
*Camlin Fine Sciences, Ltd. 79,400 175,220
Campus Activewear, Ltd. 71,414 225,132

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Canara Bank 1,795,877 $ 2,771,361
Cantabil Retail India, Ltd. 34,496 101,229
*Capacit'e Infraprojects, Ltd. 76,570 247,337
Capital Small Finance Bank,
Ltd. 2,195 6,991
Caplin Point Laboratories, Ltd. 28,605 655,035
Carborundum Universal, Ltd. 37,985 385,322
Care Ratings, Ltd. 22,963 415,072
*Cartrade Tech, Ltd. 86,452 2,940,612
Carysil, Ltd. 17,168 180,912
Castrol India, Ltd. 459,890 1,010,272
CCL Products India, Ltd. 97,590 945,160
CE Info Systems, Ltd. 11,515 235,991
Ceat, Ltd. 61,647 2,800,500
Cello World, Ltd. 10,296 75,929
Central Depository Services
India, Ltd. 188,153 3,364,112
Century Enka, Ltd. 14,428 75,983
Century Plyboards India, Ltd. 36,794 312,705
Cera Sanitaryware, Ltd. 4,476 313,951
CESC, Ltd. 391,996 794,667
CG Power & Industrial
Solutions, Ltd. 338,206 2,806,533
*Chalet Hotels, Ltd. 29,013 310,406
Chambal Fertilisers and
Chemicals, Ltd. 400,877 2,171,443
*Chemplast Sanmar, Ltd. 56,459 253,671
Chennai Petroleum Corp., Ltd. 42,016 463,533
*Choice International, Ltd. 55,466 522,724
CIE Automotive India, Ltd. 162,978 793,490
*Cigniti Technologies, Ltd. 16,056 310,697
Cipla, Ltd. 363,331 6,144,656
City Union Bank, Ltd. 730,571 1,881,912
Clean Science & Technology,
Ltd. 27,949 317,614
CMS Info Systems, Ltd. 246,848 1,032,481
Coal India, Ltd. 506,105 2,215,782
ΩCochin Shipyard, Ltd. 81,216 1,637,197
Coforge, Ltd. 421,930 8,451,314
*Cohance Lifesciences, Ltd. 46,300 392,947
Colgate-Palmolive India, Ltd.,
Class F 104,380 2,637,389
Computer Age Management
Services, Ltd. 88,314 3,920,999
Confidence Petroleum India,
Ltd. 19,896 9,335
Container Corp. of India, Ltd. 107,963 663,129
Control Print, Ltd., Class A 9,569 79,805
Coromandel International, Ltd. 112,906 2,702,227
Cosmo First, Ltd. 19,712 184,727
Craftsman Automation, Ltd. 6,282 472,718
CRISIL, Ltd. 4,721 262,143
Crompton Greaves Consumer
Electricals, Ltd. 782,160 2,490,859
*CSB Bank, Ltd., Class H 69,201 322,224
Cummins India, Ltd. 54,324 2,658,393
Cyient, Ltd. 88,735 1,162,025
Ω*D P Abhushan, Ltd. 4,839 76,969
Dabur India, Ltd. 183,489 1,007,759
Shares Value †
INDIA — (Continued)
*Dalmia Bharat Refractories,
Ltd. 397 $ –
Dalmia Bharat Sugar &
Industries, Ltd. 19,142 74,167
Dalmia Bharat, Ltd. 35,598 840,834
Datamatics Global Services,
Ltd. 26,326 277,061
DB Corp., Ltd. 60,540 182,429
DCB Bank, Ltd. 305,488 543,552
DCM Shriram Industries, Ltd. 55,583 108,278
DCM Shriram, Ltd. 30,273 436,918
DCW, Ltd. 294,160 209,624
Deep Industries, Ltd. 21,149 115,142
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 118,095 1,984,319
Deepak Nitrite, Ltd. 75,986 1,479,468
*Delhivery, Ltd. 399,590 2,097,402
*Devyani International, Ltd. 59,982 109,327
*Dhanlaxmi Bank, Ltd. 305,401 91,100
Dhanuka Agritech, Ltd. 13,680 211,770
*Digitide Solutions, Ltd. 67,930 121,304
ΩDilip Buildcon, Ltd. 49,811 277,837
*Dishman Carbogen Amcis,
Ltd. 78,126 256,808
Divi's Laboratories, Ltd. 28,182 2,139,097
Dixon Technologies India, Ltd. 37,329 6,515,347
DLF, Ltd. 177,257 1,510,068
D-Link India, Ltd. 9,396 48,149
Dodla Dairy, Ltd. 17,458 254,029
Dollar Industries, Ltd. 16,771 67,654
ΩDr. Lal PathLabs, Ltd. 32,228 1,138,329
Dr. Reddy's Laboratories, Ltd. 183,197 2,471,484
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 340,514 4,525,431
Dwarikesh Sugar Industries,
Ltd. 35,003 17,093
Dynacons Systems &
Solutions Ltd, Class H 4,254 44,200
Dynamatic Technologies, Ltd. 8 713
Ω*E2E Networks, Ltd. 531 18,499
eClerx Services, Ltd. 27,808 1,480,942
Eicher Motors, Ltd. 63,873 5,041,701
*EID Parry India, Ltd. 142,628 1,723,016
EIH Associated Hotels 16,010 68,867
EIH, Ltd. 232,520 1,021,010
Eimco Elecon India, Ltd.,
Class A 2,899 60,873
Elecon Engineering Co., Ltd. 106,479 673,446
Electrosteel Castings, Ltd. 442,414 454,767
Elgi Equipments, Ltd. 132,742 743,775
Emami, Ltd. 190,827 1,148,772
*Embassy Developments, Ltd. 656,791 687,116
ΩEndurance Technologies,
Ltd. 39,227 1,254,345
Engineers India, Ltd. 550,375 1,253,501
Epigral, Ltd. 20,459 389,423
EPL, Ltd. 274,413 622,915
ΩEquitas Small Finance Bank,
Ltd. 650,394 417,545

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
ΩEris Lifesciences, Ltd. 25,461 $ 456,525
ESAB India, Ltd. 3,906 216,070
Escorts Kubota, Ltd. 94,693 4,039,090
*Eternal, Ltd. 949,434 3,398,427
*Eureka Forbes, Ltd. 57,425 361,222
Eveready Industries India, Ltd. 42,831 183,297
Everest Kanto Cylinder, Ltd. 36,727 60,553
Exide Industries, Ltd., Class F 613,814 2,640,670
Expleo Solutions, Ltd., Class A 5,188 59,293
FDC, Ltd. 47,631 247,166
Federal Bank, Ltd. 2,706,565 7,214,051
*Federal-Mogul Goetze India,
Ltd. 17,153 88,797
FIEM Industries, Ltd. 23,488 552,517
Filatex India, Ltd. 185,722 132,663
Fine Organic Industries, Ltd. 8,121 405,925
Fineotex Chemical, Ltd. 301,410 101,283
*Fino Payments Bank, Ltd. 27,070 86,314
Finolex Cables, Ltd. 74,755 661,813
Finolex Industries, Ltd. 210,954 446,783
Firstsource Solutions, Ltd. 682,051 2,719,099
Force Motors, Ltd. 11,981 2,382,670
Fortis Healthcare, Ltd. 554,083 6,385,565
*FSN E-Commerce Ventures,
Ltd. 276,101 771,156
G R Infraprojects, Ltd. 16,907 222,186
Gabriel India, Ltd. 85,857 1,232,079
GAIL India, Ltd. 1,552,910 3,197,092
Galaxy Surfactants, Ltd. 11,703 294,054
Ganesh Housing, Ltd. 30,065 281,849
Ganesha Ecosphere, Ltd. 14,573 200,312
Garware Hi-Tech Films, Ltd. 10,041 385,912
Garware Technical Fibres, Ltd. 26,475 226,378
Gateway Distriparks, Ltd. 139,283 100,275
GE Vernova T&D India, Ltd. 65,745 2,249,533
*Genesys International Corp.,
Ltd. 17,094 97,841
Genus Power Infrastructures,
Ltd. 36,412 139,830
Geojit Financial Services, Ltd. 139,804 116,557
GHCL Textiles, Ltd. 87,102 75,650
GHCL, Ltd. 91,962 663,211
Gillette India, Ltd. 7,363 747,860
ΩGland Pharma, Ltd. 37,766 820,613
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 745,687
Glenmark Pharmaceuticals,
Ltd. 162,790 3,468,110
Global Health, Ltd. 55,215 815,742
Globus Spirits, Ltd. 16,241 211,549
GMM Pfaudler, Ltd. 31,321 454,937
*GMR Airports, Ltd. 1,205,944 1,276,568
GNA Axles, Ltd. 8,546 30,205
*Go Fashion India, Ltd. 3,177 23,057
Godawari Power and Ispat,
Ltd. 533,972 1,706,737
Godfrey Phillips India, Ltd. 42,543 1,474,966
ΩGodrej Agrovet, Ltd. 37,647 281,278
Shares Value †
INDIA — (Continued)
Godrej Consumer Products,
Ltd. 137,321 $ 1,730,372
*Godrej Industries, Ltd., Class
A 27,570 343,153
*Godrej Properties, Ltd., Class
A 45,707 1,178,057
*Gokaldas Exports, Ltd., Class
A 13,113 123,838
*Gokul Agro Resources, Ltd. 95,987 185,657
Goldiam International, Ltd. 57,764 233,050
Goodluck India, Ltd. 18,845 266,569
Goodyear India, Ltd. 847 9,351
Granules India, Ltd. 287,293 1,830,468
Graphite India, Ltd. 140,664 987,423
Grasim Industries, Ltd. 107,978 3,517,355
Gravita India, Ltd. 23,007 432,065
Great Eastern Shipping Co.,
Ltd. (The) 162,327 2,010,727
Greaves Cotton, Ltd., Class A 133,295 342,400
Greenlam Industries, Ltd. 48,321 144,400
Greenpanel Industries, Ltd. 69,817 224,069
Greenply Industries, Ltd. 74,016 254,721
Grindwell Norton, Ltd. 9,433 179,487
Gufic Biosciences, Ltd. 19,176 70,292
Gujarat Alkalies & Chemicals,
Ltd. 26,758 172,431
Gujarat Ambuja Exports, Ltd. 215,892 257,087
Gujarat Fluorochemicals, Ltd. 24,092 1,015,991
Gujarat Gas, Ltd. 95,380 437,730
Gujarat Industries Power Co.,
Ltd. 28,702 59,114
Gujarat Mineral Development
Corp., Ltd. 157,083 1,051,629
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 128,381 727,366
Gujarat Pipavav Port, Ltd. 433,796 814,217
Gujarat State Petronet, Ltd. 388,803 1,356,214
Gulf Oil Lubricants India, Ltd. 22,787 317,478
Happiest Minds Technologies,
Ltd. 70,006 406,569
ΩHarsha Engineers
International, Ltd. 17,860 80,265
Hatsun Agro Product, Ltd. 33,929 422,664
Havells India, Ltd. 102,373 1,722,799
HBL Engineering, Ltd. 157,047 1,776,550
HCL Technologies, Ltd. 454,468 7,891,772
ΩHDFC Asset Management
Co., Ltd. 70,223 4,255,088
HDFC Bank, Ltd. 1,109,458 12,339,219
HDFC Bank, Ltd., Sponsored
ADR 843,205 30,540,885
ΩHDFC Life Insurance Co.,
Ltd. 102,304 843,417
*HealthCare Global
Enterprises, Ltd. 38,408 323,264
HEG, Ltd. 213,306 1,420,098
HeidelbergCement India, Ltd. 72,668 160,822
Heritage Foods, Ltd. 86,184 467,903
Hero MotoCorp, Ltd. 137,632 8,595,483

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Hester Biosciences, Ltd. 2,360 $ 42,624
HFCL, Ltd. 1,113,982 922,470
HG Infra Engineering, Ltd. 17,291 179,647
Hikal, Ltd. 42,092 113,017
Himadri Speciality Chemical,
Ltd. 266,075 1,445,453
Himatsingka Seide, Ltd. 143,545 198,635
Hindalco Industries, Ltd. 912,398 8,714,270
Hindustan Aeronautics, Ltd. 113,972 6,008,321
Hindustan Copper, Ltd. 593,126 2,273,384
*Hindustan Foods, Ltd. 31,323 184,947
*Hindustan Oil Exploration
Co., Ltd. 56,002 96,546
Hindustan Petroleum Corp.,
Ltd. 635,681 3,408,583
Hindustan Unilever, Ltd. 166,645 4,628,337
Hindware Home Innovation,
Ltd. 23,250 97,064
Hitachi Energy India, Ltd. 5,859 1,173,368
HI-Tech Pipes, Ltd. 45,607 58,887
HLE Glascoat, Ltd. 3,376 21,818
Honda India Power Products,
Ltd. 2,496 73,465
HPL Electric & Power, Ltd. 20,910 103,453
*Hubtown, Ltd. 62,086 209,258
Huhtamaki India, Ltd. 5,598 15,421
ICICI Bank, Ltd. 441,907 6,696,960
ICICI Bank, Ltd., Sponsored
ADR 1,151,951 34,904,115
ΩICICI Lombard General
Insurance Co., Ltd. 86,768 1,948,709
ΩICICI Prudential Life
Insurance Co., Ltd. 42,063 280,108
ICRA, Ltd. 1,380 99,873
*ideaForge Technology, Ltd. 20,361 110,714
IDFC First Bank, Ltd. 2,418,970 2,228,190
*IFB Industries, Ltd., Class A 7,625 160,812
IFGL Refractories, Ltd., Class
A 3,542 9,871
IIFL Capital Services, Ltd. 218,108 838,808
*India Cements, Ltd. (The) 80,473 364,739
India Glycols, Ltd. 42,960 469,059
India Nippon Electricals, Ltd. 8,759 93,765
India Pesticides, Ltd. 35,616 76,190
India Power Corp., Ltd. 190,231 25,351
ΩIndiaMart InterMesh, Ltd. 19,629 543,488
Indian Bank 308,032 2,979,648
ΩIndian Energy Exchange,
Ltd. 505,654 792,106
Indian Hotels Co., Ltd. (The) 360,448 3,012,015
Indian Hume Pipe Co., Ltd.
(The) 15,668 63,195
Indian Metals & Ferro Alloys,
Ltd. 27,089 366,980
Indian Oil Corp., Ltd. 840,249 1,570,298
Indian Railway Catering &
Tourism Corp., Ltd. 74,343 601,888
Indigo Paints, Ltd. 8,687 97,848
Indo Count Industries, Ltd. 109,863 350,797
Shares Value †
INDIA — (Continued)
Indoco Remedies, Ltd. 45,938 $ 144,457
Indraprastha Gas, Ltd. 420,070 1,002,911
Indraprastha Medical Corp.,
Ltd. 83,714 571,901
*Indus Towers, Ltd. 1,664,869 6,819,171
*IndusInd Bank, Ltd. 13,058 116,913
*Infibeam Avenues, Ltd. 414,571 58,797
*Infibeam Avenues, Ltd. 1,652,099 362,909
Info Edge India, Ltd. 231,989 3,601,959
Infosys, Ltd. 1,182,132 19,739,209
#Infosys, Ltd., Sponsored ADR 997,907 16,535,319
Ingersoll Rand India, Ltd. 6,985 300,696
*Inox Green Energy Services,
Ltd. 97,011 291,269
*Inox Wind, Ltd. 376,682 658,261
*Insecticides India, Ltd. 7,997 65,064
Intellect Design Arena, Ltd. 153,127 1,955,244
ΩInterGlobe Aviation, Ltd. 77,981 4,941,275
IOL Chemicals and
Pharmaceuticals, Ltd. 179,539 187,141
ION Exchange India, Ltd. 49,510 223,230
Ipca Laboratories, Ltd. 116,649 1,670,408
IRB Infrastructure Developers,
Ltd. 1,138,515 574,444
ΩIRCON International, Ltd. 401,196 766,587
ISGEC Heavy Engineering,
Ltd. 18,867 186,935
*ITC Hotels, Ltd. 95,129 232,413
ITC, Ltd. 1,691,506 8,009,626
J Kumar Infraprojects, Ltd. 55,091 408,941
Jagran Prakashan, Ltd. 72,287 59,184
*Jai Balaji Industries, Ltd. 19,302 20,548
*Jain Irrigation Systems, Ltd. 593,614 344,247
*Jaiprakash Power Ventures,
Ltd. 3,908,063 793,312
Jammu & Kashmir Bank, Ltd.
(The) 963,323 1,151,696
Jamna Auto Industries, Ltd. 276,244 294,258
Jash Engineering, Ltd. 26,631 145,633
JB Chemicals &
Pharmaceuticals, Ltd. 83,846 1,588,962
JBM Auto, Ltd. 35,631 266,918
Jindal Drilling & Industries, Ltd. 9,121 59,116
Jindal Poly Films, Ltd. 3,727 23,669
Jindal Saw, Ltd. 438,118 864,922
Jindal Stainless, Ltd. 295,205 2,506,397
Jindal Steel, Ltd. 280,814 3,374,655
*JITF Infralogistics, Ltd., Class
A 9,258 31,715
JK Cement, Ltd. 64,993 4,549,519
JK Lakshmi Cement, Ltd. 87,749 859,883
JK Paper, Ltd. 94,360 422,313
JK Tyre & Industries, Ltd. 196,850 958,070
Johnson Controls-Hitachi Air
Conditioning India, Ltd. 3,039 58,913
JSW Energy, Ltd. 127,307 756,417
JSW Steel, Ltd. 374,410 5,086,539
JTEKT India, Ltd. 97,194 169,980
JTL Industries, Ltd. 135,371 101,165

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Jubilant Foodworks, Ltd. 487,428 $ 3,282,694
Jubilant Ingrevia, Ltd. 107,755 837,496
Jubilant Pharmova, Ltd. 83,075 1,030,351
Jyothy Labs, Ltd. 73,202 259,341
*Jyoti Structures, Ltd. 724,634 106,526
Kajaria Ceramics, Ltd. 21,531 292,897
Kalpataru Projects
International, Ltd. 145,809 2,063,668
Kalyan Jewellers India, Ltd. 188,571 1,082,723
Kalyani Steels, Ltd. 27,378 266,899
Kansai Nerolac Paints, Ltd. 200,366 559,672
Karnataka Bank, Ltd. (The) 673,361 1,352,089
Karur Vysya Bank, Ltd. (The) 1,591,611 4,359,522
Kaveri Seed Co., Ltd. 28,540 334,296
*Kaynes Technology India, Ltd. 3,123 235,866
KCP, Ltd. (The) 83,213 191,002
KDDL, Ltd. 6,504 183,299
KEC International, Ltd. 129,642 1,194,246
KEI Industries, Ltd. 76,346 3,467,644
*Kellton Tech Solutions, Ltd. 550,666 136,408
*Kesoram Industries, Ltd. 80,827 4,698
Kewal Kiran Clothing, Ltd. 19,644 114,992
Keystone Realtors, Ltd. 16,054 102,097
KFin Technologies, Ltd. 15,948 197,277
*Kiri Industries, Ltd. 60,287 362,790
Kirloskar Brothers, Ltd. 27,526 581,241
Kirloskar Ferrous Industries,
Ltd. 19,820 115,431
Kirloskar Industries, Ltd. 1,798 76,883
Kirloskar Oil Engines, Ltd. 155,824 1,755,168
Kirloskar Pneumatic Co., Ltd. 22,347 281,593
Kitex Garments, Ltd. 90,336 213,264
KNR Constructions, Ltd. 217,758 444,562
Kolte-Patil Developers, Ltd. 25,809 124,086
Kopran, Ltd. 18,509 34,480
Kotak Mahindra Bank, Ltd. 323,402 7,658,512
Kovai Medical Center and
Hospital, Ltd., Class A 359 25,880
ΩKPI Green Energy, Ltd. 46,445 280,068
KPIT Technologies, Ltd. 248,731 3,269,014
KPR Mill, Ltd. 42,180 508,129
KRBL, Ltd. 88,928 373,909
Ω*Krishna Institute of Medical
Sciences, Ltd. 146,430 1,189,387
Krsnaa Diagnostics, Ltd. 24,036 210,302
KSB, Ltd. 36,468 324,806
ΩL&T Technology Services,
Ltd. 17,803 826,022
LA Opala RG, Ltd. 37,736 97,852
Landmark Cars, Ltd. 8,357 58,956
Larsen & Toubro, Ltd. 228,536 10,377,299
*Latent View Analytics, Ltd.,
Class H 19,791 99,957
ΩLaurus Labs, Ltd. 505,278 5,428,090
Laxmi Organic Industries, Ltd. 88,786 195,933
Ω*Lemon Tree Hotels, Ltd. 451,918 841,359
LG Balakrishnan & Bros, Ltd. 30,324 484,351
Lincoln Pharmaceuticals, Ltd. 10,298 61,460
Linde India, Ltd. 5,352 362,553
Shares Value †
INDIA — (Continued)
Lloyds Engineering Works, Ltd. 149,424 $ 69,367
Lloyds Engineering Works, Ltd. 564,493 374,416
Lloyds Metals & Energy, Ltd. 39,774 584,616
LMW, Ltd. 1,213 215,063
ΩLodha Developers, Ltd. 32,285 435,661
LT Foods, Ltd. 249,232 1,180,586
ΩLTIMindtree, Ltd. 41,437 2,653,434
Lumax Auto Technologies, Ltd. 42,973 545,905
Lumax Industries, Ltd. 2,923 164,340
Lupin, Ltd. 166,011 3,671,939
LUX Industries, Ltd. 5,236 75,298
Madhya Bharat Agro Products,
Ltd. 8,288 37,985
Mahanagar Gas, Ltd. 49,368 710,117
Maharashtra Seamless, Ltd. 57,395 367,240
Mahindra & Mahindra, Ltd. 639,247 25,111,533
*Mahindra Holidays & Resorts
India, Ltd. 43,791 162,124
ΩMahindra Logistics, Ltd. 40,233 160,531
*Man Industries India, Ltd. 44,408 205,579
Man Infraconstruction, Ltd. 143,326 240,488
Manali Petrochemicals, Ltd. 101,862 84,878
Mangalam Cement, Ltd. 18,341 160,494
*Mangalore Refinery &
Petrochemicals, Ltd. 114,886 215,351
Mankind Pharma, Ltd. 30,171 810,259
Manorama Industries, Ltd. 6,743 105,667
Marico, Ltd. 383,550 3,110,656
Marksans Pharma, Ltd. 381,263 782,014
Maruti Suzuki India, Ltd. 37,509 6,839,159
Mastek, Ltd. 21,989 529,988
ΩMatrimony.com, Ltd. 10,795 62,012
*Max Estates, Ltd. 20,632 108,864
*Max Financial Services, Ltd. 26,801 466,905
Max Healthcare Institute, Ltd. 185,108 2,393,421
Mayur Uniquoters, Ltd. 30,860 189,583
Mazagon Dock Shipbuilders,
Ltd. 18,360 564,422
Ω*Medi Assist Healthcare
Services, Ltd. 50,187 321,911
*Medplus Health Services, Ltd. 57,028 490,066
Meghmani Organics, Ltd. 171,219 156,365
Ω*Metropolis Healthcare, Ltd. 88,256 1,958,963
Minda Corp., Ltd. 108,650 689,931
ΩMishra Dhatu Nigam, Ltd. 57,060 247,565
MM Forgings, Ltd. 10,105 34,815
MOIL, Ltd. 182,815 753,532
Mold-Tek Packaging, Ltd. 19,934 156,245
Monte Carlo Fashions, Ltd. 16,663 131,583
Morepen Laboratories, Ltd. 576,138 308,801
Motherson Sumi Wiring India,
Ltd. 503,356 267,693
Mphasis, Ltd. 78,644 2,449,030
MPS, Ltd. 6,105 149,428
MRF, Ltd. 1,616 2,867,418
Mrs.Bectors Food Specialities,
Ltd. 27,262 411,366
MSTC, Ltd. 5,959 36,326
Mukand, Ltd. 17,376 27,818

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Multi Commodity Exchange of
India, Ltd. 232 $ 24,157
Narayana Hrudayalaya, Ltd. 60,603 1,199,755
Natco Pharma, Ltd. 154,762 1,429,397
National Aluminium Co., Ltd. 1,546,721 4,079,578
National Fertilizers, Ltd. 194,714 204,977
Nava, Ltd. 183,919 1,282,049
Ω*Navkar Corp., Ltd. 23,051 30,716
Navneet Education, Ltd. 109,379 199,164
*Nazara Technologies, Ltd. 150,783 453,854
NBCC India, Ltd. 831,349 1,099,553
NCC, Ltd. 870,779 2,083,190
NCL Industries, Ltd. 35,896 79,628
NELCO, Ltd. 12,204 119,894
Neogen Chemicals, Ltd. 13,345 216,866
NESCO, Ltd. 26,410 407,286
Nestle India, Ltd. 262,071 3,754,025
Netweb Technologies India,
Ltd. 766 34,842
Neuland Laboratories, Ltd. 9,142 1,696,452
Newgen Software
Technologies, Ltd. 55,549 610,799
NHPC, Ltd. 1,412,546 1,349,991
NIIT Learning Systems, Ltd. 78,595 287,744
NIIT, Ltd. 102,191 120,263
Nilkamal, Ltd. 4,763 81,158
ΩNippon Life India Asset
Management, Ltd. 183,655 1,809,836
Nitin Spinners, Ltd. 45,009 168,458
NLC India, Ltd. 179,197 529,489
*NMDC Steel, Ltd. 36,206 17,558
NMDC, Ltd. 3,650,440 3,116,627
NOCIL, Ltd. 8,304 17,300
NRB Bearings, Ltd. 57,732 178,065
NTPC, Ltd. 1,439,329 5,463,277
Nucleus Software Exports, Ltd. 5,939 67,575
*Nuvoco Vistas Corp., Ltd. 106,282 496,443
Oberoi Realty, Ltd. 64,567 1,293,431
Oil & Natural Gas Corp., Ltd. 798,993 2,298,479
Oil India, Ltd. 199,500 973,889
Olectra Greentech, Ltd. 370 6,454
*One 97 Communications, Ltd. 161,827 2,375,690
*Onesource Specialty Pharma,
Ltd., Class H 52,638 1,099,411
*Optiemus Infracom, Ltd. 12,242 80,516
Oracle Financial Services
Software, Ltd. 18,569 1,781,151
*Orchid Pharma, Ltd., Class A 4,758 38,929
Orient Cement, Ltd. 111,681 269,807
Orient Electric, Ltd. 30,920 72,748
*Orient Green Power Co., Ltd.,
Class A 746,072 117,998
Oriental Hotels, Ltd. 58,634 81,467
Page Industries, Ltd. 4,703 2,182,729
Pakka, Ltd. 18,326 29,451
*Panacea Biotec, Ltd. 23,294 114,907
Panama Petrochem, Ltd. 31,476 95,008
ΩParag Milk Foods, Ltd. 76,555 268,676
Shares Value †
INDIA — (Continued)
*Paramount Communications,
Ltd. 49,798 $ 24,273
Patanjali Foods, Ltd. 72,243 490,240
*Patel Engineering, Ltd. 533,210 224,165
*PB Fintech, Ltd. 29,885 601,058
*PC Jeweller, Ltd. 4,529,795 592,942
PCBL CHEMICAL, Ltd. 354,867 1,447,511
PDS, Ltd. 27,623 115,211
Pearl Global Industries, Ltd. 31,001 459,613
*Pennar Industries, Ltd., Class
H 155,053 456,541
Persistent Systems, Ltd. 100,808 6,718,849
Petronet LNG, Ltd. 866,471 2,745,201
PG Electroplast, Ltd. 169,731 1,091,659
Phoenix Mills, Ltd. (The) 101,334 1,920,719
PI Industries, Ltd. 40,651 1,638,198
Pidilite Industries, Ltd. 117,400 1,910,484
Piramal Pharma, Ltd. 704,873 1,585,128
Pitti Engineering, Ltd. 15,328 163,439
PIX Transmissions, Ltd. 6,101 101,256
PNC Infratech, Ltd. 93,089 294,091
Pokarna, Ltd. 21,828 223,637
Poly Medicure, Ltd. 12,104 272,660
Polycab India, Ltd. 22,700 1,970,016
Polyplex Corp., Ltd. 39,808 428,837
Pondy Oxides & Chemicals,
Ltd. 11,112 171,603
Power Grid Corp. of India, Ltd. 1,799,204 5,840,186
Power Mech Projects, Ltd. 23,138 650,628
Praj Industries, Ltd. 189,061 719,005
Prakash Industries, Ltd. 142,296 263,237
Prakash Pipes, Ltd., Class R 7,609 24,969
ΩPrataap Snacks, Ltd., Class
F 9,062 111,015
Precision Wires India, Ltd. 58,596 149,118
Prestige Estates Projects, Ltd. 92,713 1,822,171
*Pricol, Ltd., Class R 116,627 695,390
*Prime Focus, Ltd. 73,174 149,940
*Prism Johnson, Ltd. 125,067 214,035
Privi Speciality Chemicals, Ltd. 13,611 445,199
Procter & Gamble Health, Ltd. 6,124 425,404
Procter & Gamble Hygiene &
Health Care, Ltd. 908 136,561
PSP Projects, Ltd. 16,969 177,544
Punjab National Bank 1,266,178 1,752,827
*Puravankara, Ltd. 41,293 124,826
*PVR Inox, Ltd., Class A 78,887 1,072,251
ΩQuess Corp., Ltd. 67,930 183,463
R Systems International, Ltd. 12,660 60,967
Radico Khaitan, Ltd. 33,262 1,173,352
Raghav Productivity
Enhancers, Ltd. 1,782 15,691
Rail Vikas Nigam, Ltd. 85,066 315,076
Railtel Corp. of India, Ltd. 111,926 464,114
Rain Industries, Ltd. 257,669 387,558
Rajratan Global Wire, Ltd. 7,266 35,323
Rallis India, Ltd. 104,454 304,050
Ram Ratna Wires, Ltd. 10,139 70,830
*Rama Steel Tubes, Ltd. 878,720 101,264

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Ramco Cements, Ltd. (The) 106,812 $ 1,256,711
*Ramco Systems, Ltd., Class F 11,618 81,843
Ramkrishna Forgings, Ltd. 155,253 949,659
*Ramky Infrastructure, Ltd. 8,450 60,516
Rane Holdings, Ltd. 7,471 129,926
Rane Madras, Ltd. 3,842 35,195
Rashtriya Chemicals &
Fertilizers, Ltd. 325,860 547,974
*Rategain Travel
Technologies, Ltd. 26,109 187,719
Ratnamani Metals & Tubes,
Ltd. 17,788 485,882
*RattanIndia Enterprises, Ltd. 346,771 203,833
*RattanIndia Power, Ltd. 3,563,149 438,313
*Raymond Lifestyle, Ltd. 92,495 1,231,895
*Raymond Realty, Ltd. 115,619 804,906
Raymond, Ltd. 115,619 747,664
ΩRBL Bank, Ltd. 2,645,483 9,725,597
Redington, Ltd. 1,151,057 3,290,262
Redtape, Ltd. 132,432 204,889
Refex Industries, Ltd. 2,735 11,344
Reliance Industrial
Infrastructure, Ltd. 7,575 76,385
Reliance Industries, Ltd. 864,858 14,481,321
ΩReliance Industries, Ltd.,
Class A, GDR 289,897 19,220,171
*Reliance Infrastructure, Ltd. 158,297 385,100
*Reliance Power, Ltd. 6,053,675 3,165,570
*Religare Enterprises, Ltd.,
Class A 179,844 534,743
Responsive Industries, Ltd. 37,769 83,723
*Restaurant Brands Asia, Ltd. 237,082 179,552
Rhi Magnesita India, Ltd. 77,780 417,765
Rico Auto Industries, Ltd. 118,538 111,352
RITES, Ltd. 146,690 405,643
Rossari Biotech, Ltd. 14,261 102,968
RPG Life Sciences, Ltd. 4,521 122,427
*RPSG Ventures, Ltd. 17,789 164,992
Safari Industries India, Ltd. 19,529 469,640
*Sagar Cements, Ltd. 69,984 177,350
Saksoft, Ltd. 27,156 59,753
Samvardhana Motherson
International, Ltd. 2,883,053 3,422,786
Sandhar Technologies, Ltd. 27,780 160,256
Sangam India, Ltd., Class A 9,379 47,613
*Sanghi Industries, Ltd. 62,962 46,116
Sanghvi Movers, Ltd. 2,522 11,255
Sanofi Consumer Healthcare
India, Ltd. 3,817 208,223
Sanofi India, Ltd. 674 36,297
ΩSansera Engineering, Ltd. 51,290 874,581
*Sapphire Foods India, Ltd. 213,070 686,581
Sarda Energy & Minerals, Ltd. 106,164 633,244
Saregama India, Ltd. 37,583 192,590
Sasken Technologies, Ltd. 6,308 97,656
Savita Oil Technologies, Ltd. 22,704 101,089
SBI Cards & Payment
Services, Ltd. 128,755 1,274,406
ΩSBI Life Insurance Co., Ltd. 163,771 3,608,003
Shares Value †
INDIA — (Continued)
Schaeffler India, Ltd. 18,115 $ 820,622
*Schneider Electric
Infrastructure, Ltd. 45,103 425,010
*SEAMEC, Ltd. 5,738 58,100
Senco Gold, Ltd. 60,046 219,462
*SEPC, Ltd. 26,258 2,059
*SEPC, Ltd. 832,591 105,421
*Sequent Scientific, Ltd. 47,590 115,052
Seshasayee Paper & Boards,
Ltd. 53,816 154,832
ΩSH Kelkar & Co., Ltd. 71,233 177,442
Shaily Engineering Plastics,
Ltd. 10,115 259,178
Shakti Pumps India, Ltd. 6,210 57,325
Shalby, Ltd. 46,365 126,030
Shankara Building Products,
Ltd. 15,378 24,263
*Shankara Buildpro, Ltd. 15,378 127,412
Shanthi Gears, Ltd. 11,927 65,935
Sharda Cropchem, Ltd. 38,732 377,279
Sharda Motor Industries, Ltd. 26,798 312,141
*Sheela Foam, Ltd. 32,643 257,165
Shilpa Medicare, Ltd. 106,324 422,619
Shipping Corp. of India, Ltd. 381,096 1,114,809
Shivalik Bimetal Controls, Ltd. 20,294 109,687
*Shoppers Stop, Ltd. 12,734 73,796
Shree Cement, Ltd. 3,506 1,118,097
*Shree Renuka Sugars, Ltd. 75,662 25,169
Shriram Pistons & Rings, Ltd. 23,015 677,736
*Shriram Properties, Ltd. 68,540 72,616
Shyam Metalics & Energy, Ltd. 98,318 972,257
*Siemens Energy India, Ltd. 5,809 208,459
Siemens, Ltd. 5,809 202,615
Sigachi Industries, Ltd. 218,398 90,315
*SIS, Ltd., Class R 48,133 180,720
Siyaram Silk Mills, Ltd. 20,984 177,618
SJS Enterprises, Ltd. 32,405 589,356
SJVN, Ltd. 407,528 404,125
*SKF India 13,198 402,669
SKF India, Ltd. 13,198 318,282
Skipper, Ltd. 72,376 427,589
SML Mahindra, Ltd. 3,726 127,413
Snowman Logistics, Ltd. 102,113 59,022
Sobha, Ltd. 56,132 1,023,476
Solar Industries India, Ltd. 16,815 2,628,763
*Solara Active Pharma
Sciences, Ltd. 30,574 206,579
Somany Ceramics, Ltd. 10,505 54,305
ΩSona Blw Precision Forgings,
Ltd. 29,383 156,479
Sonata Software, Ltd. 117,958 491,452
South Indian Bank, Ltd. (The) 1,987,287 819,797
SP Apparels, Ltd. 13,578 113,118
SRF, Ltd. 147,725 4,876,670
Star Cement, Ltd. 134,294 388,641
*Star Health & Allied Insurance
Co., Ltd. 146,496 815,891
State Bank of India 700,711 7,396,158

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
State Bank of India, Class A,
GDR 4,874 $ 516,644
Steel Authority of India, Ltd. 713,753 1,100,324
Steelcast, Ltd. 9,799 24,826
Sterlite Technologies, Ltd. 276,889 366,404
*STL Networks, Ltd., Class A 190,014 56,166
Stove Kraft, Ltd. 12,912 114,566
Strides Pharma Science, Ltd. 120,175 1,265,360
*Stylam Industries, Ltd. 12,425 287,883
Styrenix Performance
Materials, Ltd. 7,691 205,229
Subros, Ltd. 30,721 376,108
Sudarshan Chemical
Industries, Ltd. 58,477 757,417
Sumitomo Chemical India, Ltd. 89,162 504,411
Sun Pharmaceutical Industries,
Ltd. 208,043 3,962,300
Sun TV Network, Ltd. 133,326 843,770
Sundaram-Clayton, Ltd. 5,388 90,715
Sundram Fasteners, Ltd. 58,391 624,486
Sundrop Brands, Ltd. 3,726 32,815
Sunteck Realty, Ltd. 68,746 342,641
Suprajit Engineering, Ltd. 92,461 465,111
Supreme Industries, Ltd. 33,992 1,459,870
Supreme Petrochem, Ltd. 58,662 495,848
Supriya Lifescience, Ltd. 39,411 344,914
Surya Roshni, Ltd. 148,111 491,194
*Suryoday Small Finance
Bank, Ltd. 44,661 76,713
*Suzlon Energy, Ltd. 5,742,885 3,836,299
Swan Corp., Ltd. 114,559 606,017
Swaraj Engines, Ltd. 3,899 175,727
Symphony, Ltd. 10,692 112,591
*Syncom Formulations India,
Ltd. 400,054 74,088
ΩSyngene International, Ltd. 202,276 1,481,331
TAJGVK Hotels & Resorts,
Ltd. 22,932 108,510
Talbros Automotive
Components, Ltd. 42,559 140,471
Tamil Nadu Newsprint &
Papers, Ltd. 36,574 64,190
Tamilnad Mercantile Bank, Ltd. 49,787 280,030
Tamilnadu Petroproducts, Ltd. 47,977 66,876
Tanla Platforms, Ltd. 43,390 298,427
*TARC, Ltd., Class A 37,810 67,812
Tasty Bite Eatables, Ltd. 392 39,586
Tata Chemicals, Ltd. 197,889 1,985,438
Tata Communications, Ltd. 62,655 1,323,663
Tata Consultancy Services,
Ltd. 398,642 13,732,455
Tata Consumer Products, Ltd. 133,141 1,747,292
Tata Elxsi, Ltd. 18,402 1,130,701
Tata Motors Passenger
Vehicles, Ltd. 1,298,068 5,995,273
Tata Power Co., Ltd. (The) 631,863 2,882,029
Tata Steel, Ltd. 6,205,914 12,782,171
Tatva Chintan Pharma Chem
Pvt, Ltd. 1,910 30,602
Shares Value †
INDIA — (Continued)
TCPL Packaging, Ltd. 4,285 $ 160,001
TD Power Systems, Ltd. 221,108 1,930,091
Tech Mahindra, Ltd. 260,786 4,184,503
Techno Electric & Engineering
Co., Ltd. 44,989 668,516
Technocraft Industries India,
Ltd. 5,508 150,880
Tega Industries, Ltd. 11,452 250,155
ΩTejas Networks, Ltd. 5,213 31,329
Texmaco Rail & Engineering,
Ltd. 257,571 395,941
Thanga Mayil Jewellery, Ltd. 7,873 192,419
Thejo Engineering, Ltd. 838 16,986
Thermax, Ltd. 4,526 164,110
Thirumalai Chemicals, Ltd. 82,117 261,971
Thomas Cook India, Ltd. 220,852 402,638
ΩThyrocare Technologies, Ltd. 13,969 219,878
Tilaknagar Industries, Ltd. 194,023 1,154,242
Time Technoplast, Ltd. 641,272 1,555,227
Timken India, Ltd. 30,430 1,077,735
Tips Music, Ltd. 54,388 324,014
Titagarh Rail System, Ltd. 109,749 1,093,580
Titan Co., Ltd. 172,505 7,280,786
*TML Commercial Vehicles,
Ltd. 1,298,068 3,812,847
Torrent Pharmaceuticals, Ltd. 53,395 2,141,364
Torrent Power, Ltd. 73,667 1,092,500
*TransIndia Real Estate, Ltd. 17,062 5,524
Transport Corp. of India, Ltd. 25,903 350,358
Trent, Ltd. 81,366 4,302,704
Trident, Ltd. 1,636,485 527,790
Triveni Engineering &
Industries, Ltd. 129,403 520,476
Triveni Turbine, Ltd. 141,605 853,893
TTK Healthcare, Ltd. 761 10,099
TTK Prestige, Ltd. 31,075 234,468
Tube Investments of India, Ltd. 116,561 3,969,347
TV Today Network, Ltd. 12,226 20,104
TVS Holdings, Ltd. 4,536 775,406
TVS Motor Co. 711,852 80,189
TVS Motor Co., Ltd. 179,017 7,075,680
TVS Srichakra, Ltd. 1,458 68,386
Uflex, Ltd. 32,300 196,937
Ω*Ujjivan Small Finance Bank,
Ltd. 1,511,354 882,590
UltraTech Cement, Ltd. 43,765 5,889,975
*Unichem Laboratories, Ltd. 23,832 126,434
Union Bank of India, Ltd. 1,218,019 2,039,882
Uniparts India, Ltd. 4,874 27,370
United Breweries, Ltd. 3,578 72,446
United Spirits, Ltd. 121,743 1,963,056
Universal Cables, Ltd. 11,431 94,497
UNO Minda, Ltd. 150,891 2,099,560
UPL, Ltd. 305,241 2,476,072
*Urja Global, Ltd. 305,524 45,327
Usha Martin, Ltd. 334,505 1,751,633
UTI Asset Management Co.,
Ltd. 61,707 867,236
*V2 Retail, Ltd. 12,039 331,180

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
VA Tech Wabag, Ltd. 109,302 $ 1,741,149
Vadilal Industries, Ltd. 4,441 265,796
Vaibhav Global, Ltd. 73,704 223,483
Ω*Valiant Organics, Ltd. 7,784 26,319
*Valor Estate, Ltd. 246,390 413,226
Vardhman Special Steels, Ltd. 25,056 80,908
Vardhman Textiles, Ltd. 128,227 629,859
ΩVarroc Engineering, Ltd. 71,898 495,350
Varun Beverages, Ltd. 640,846 3,390,437
*Vascon Engineers, Ltd.,
Class A 136,209 102,221
Vedant Fashions, Ltd. 29,941 217,800
Vedanta, Ltd. 1,260,617 7,008,773
Veedol Corp., Ltd. 7,626 151,229
Venky's India, Ltd. 6,633 113,022
ΩVenus Pipes & Tubes, Ltd. 6,495 92,928
*Veranda Learning Solutions,
Ltd. 16,769 43,833
Vesuvius India, Ltd. 60,790 337,843
V-Guard Industries, Ltd. 160,802 656,187
Vidhi Specialty Food
Ingredients, Ltd. 7,060 26,877
Vijaya Diagnostic Centre, Ltd. 54,396 605,811
Vimta Labs, Ltd. 37,498 306,417
Vinati Organics, Ltd. 18,568 345,606
Vindhya Telelinks, Ltd. 2,877 44,264
Vintage Coffee And
Beverages, Ltd. 42,382 78,222
Vishnu Chemicals, Ltd. 23,967 139,272
*VL E-Governance & IT
Solutions, Ltd. 18,672 5,059
*V-Mart Retail, Ltd. 16,548 154,619
*Vodafone Idea, Ltd. 18,637,306 1,832,842
Voltamp Transformers, Ltd. 10,159 847,258
Voltas, Ltd. 122,463 1,908,724
VRL Logistics, Ltd. 111,008 349,951
VST Industries, Ltd. 56,854 167,319
VST Tillers Tractors, Ltd. 3,618 244,111
*Walchandnagar Industries,
Ltd. 23,056 46,083
*Websol Energy System, Ltd. 11,465 157,282
Welspun Corp., Ltd. 158,520 1,724,553
Welspun Enterprises, Ltd. 48,318 305,106
Welspun Living, Ltd. 494,088 721,613
West Coast Paper Mills, Ltd. 33,573 171,115
Westlife Foodworld, Ltd. 45,033 301,002
Wheels India, Ltd. 15,652 159,066
Whirlpool of India, Ltd. 25,000 394,018
Windlas Biotech, Ltd. 7,994 85,144
Wipro, Ltd. 773,285 2,096,473
#Wipro, Ltd., Sponsored ADR 243,837 641,291
*Wockhardt, Ltd., Class A 86,929 1,254,905
Wonderla Holidays, Ltd. 19,065 122,910
XPRO India, Ltd. 6,133 76,556
Yasho Industries, Ltd. 2,762 49,477
*Yes Bank, Ltd. 8,304,771 2,127,383
Yuken India, Ltd. 1,601 17,833
Zee Entertainment Enterprises,
Ltd. 1,247,310 1,413,233
Shares Value †
INDIA — (Continued)
*Zee Media Corp., Ltd. 455,136 $ 51,322
Zen Technologies, Ltd. 9,802 149,860
Zensar Technologies, Ltd. 215,725 1,938,144
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 633 88,592
*Zuari Agro Chemicals, Ltd. 19,419 55,957
Zydus Lifesciences, Ltd. 82,748 908,332
Zydus Wellness, Ltd. 128,432 689,533
TOTAL INDIA 1,109,680,516
INDONESIA — (1.4%)
ABM Investama TBK PT 745,600 132,711
Adi Sarana Armada TBK PT 2,424,600 155,274
AKR Corporindo TBK PT 8,852,000 649,395
*Alam Sutera Realty TBK PT 12,387,400 120,671
Alamtri Minerals Indonesia
TBK PT 5,257,900 441,057
Allo Bank Indonesia TBK PT 359,400 32,309
Aneka Tambang TBK 20,258,300 3,776,352
Arwana Citramulia TBK PT 5,669,200 187,496
Aspirasi Hidup Indonesia TBK
PT 10,210,100 272,597
Astra Agro Lestari TBK PT 826,200 387,514
Astra International TBK PT 12,020,900 4,445,492
Astra Otoparts TBK PT 1,022,700 156,818
Asuransi Tugu Pratama
Indonesia TBK PT 1,751,100 110,036
Avia Avian TBK PT 14,455,700 359,871
*Bank Aladin Syariah TBK PT 2,009,900 113,608
Bank Amar Indonesia TBK PT 1,608,800 22,250
*Bank Artha Graha
Internasional TBK PT 3,856,200 35,246
Bank BTPN Syariah TBK PT 350,600 28,883
Bank Central Asia TBK PT 19,418,300 9,954,360
*Bank Ganesha TBK PT 8,936,200 60,721
*Bank Jago TBK PT 3,496,700 460,480
Bank Mandiri Persero TBK PT 15,950,500 4,527,141
*Bank Mayapada International
TBK PT 5,488,270 79,865
Bank Maybank Indonesia TBK
PT 14,900 185
Bank Negara Indonesia
Persero TBK PT 8,287,000 2,182,625
*Bank Neo Commerce TBK PT 11,950,100 278,812
Bank OCBC Nisp TBK PT 5,577,800 461,183
Bank Pan Indonesia TBK PT 5,633,800 348,937
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 3,484,900 168,692
Bank Pembangunan Daerah
Jawa Timur TBK PT 4,719,400 154,665
Bank Rakyat Indonesia
Persero TBK PT 21,357,300 5,111,368
Bank Syariah Indonesia TBK
PT 3,912,414 599,919
Bank Tabungan Negara
Persero TBK PT 11,174,354 823,126
*Barito Pacific TBK PT 2,134,539 442,824

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Barito Renewables Energy
TBK PT 381,500 $ 199,009
BISI International TBK PT 105,800 5,662
Blue Bird TBK PT 780,100 83,029
*Buana Lintas Lautan TBK PT 33,636,800 440,939
Bukit Asam TBK PT 7,776,200 1,122,242
*Buma Internasional Grup
TBK PT 5,638,900 115,965
*Bumi Resources Minerals
TBK PT 34,111,200 1,887,090
*Bumi Resources TBK PT 76,435,100 652,663
*Bumi Serpong Damai TBK
PT, Class F 6,584,500 388,022
*Capital Financial Indonesia
TBK PT 6,208,000 408,765
*Cemindo Gemilang PT 1,514,400 70,119
Chandra Asri Pacific TBK PT 101,000 42,210
Charoen Pokphand Indonesia
TBK PT 3,797,800 1,066,490
ΩCikarang Listrindo TBK PT 2,018,800 85,584
Ciputra Development TBK PT 14,847,600 790,146
Cisarua Mountain Dairy PT
TBK 739,800 252,457
*Citra Marga Nusaphala
Persada TBK PT 242,100 18,853
*Darma Henwa TBK PT 34,041,300 683,692
Dayamitra Telekomunikasi PT 9,540,600 321,271
Dharma Satya Nusantara TBK
PT 5,685,300 644,425
*Dian Swastatika Sentosa
TBK PT 83,000 422,112
*Digital Mediatama Maxima
TBK PT 475,000 11,596
*Eagle High Plantations TBK
PT 15,208,600 139,008
Elnusa TBK PT 5,502,900 168,760
*Energi Mega Persada TBK PT 32,768,700 1,625,627
Erajaya Swasembada TBK PT 12,617,600 321,699
ESSA Industries Indonesia
TBK PT 10,102,800 373,615
Gajah Tunggal TBK PT 1,971,500 123,293
Garudafood Putra Putri Jaya
TBK PT 3,840,400 83,136
Golden Energy Mines TBK PT 127,700 69,494
Gudang Garam TBK PT 730,300 759,723
*Harum Energy TBK PT 2,898,900 203,951
Hexindo Adiperkasa TBK PT,
Class A 273,600 76,503
*Impack Pratama Industri TBK
PT 4,844,700 687,522
Indah Kiat Pulp & Paper TBK
PT 2,338,100 1,047,435
Indika Energy TBK PT 3,445,500 433,018
Indo Tambangraya Megah
TBK PT 504,600 713,055
Indocement Tunggal Prakarsa
TBK PT 1,430,100 537,470
Indofood CBP Sukses Makmur
TBK PT 1,302,600 681,456
Shares Value †
INDONESIA — (Continued)
Indofood Sukses Makmur TBK
PT 4,077,200 $ 1,814,268
Indomobil Sukses
Internasional TBK PT 501,500 34,680
Indosat TBK PT 512,000 58,035
*Industri dan Perdagangan
Bintraco Dharma TBK PT 12,656,200 99,697
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 7,971,400 268,430
*Intiland Development TBK PT 8,275,200 66,679
Japfa Comfeed Indonesia TBK
PT 10,583,700 1,597,420
Jasa Marga Persero TBK PT 1,630,400 350,002
Kalbe Farma TBK PT 10,945,900 839,208
Kawasan Industri Jababeka
TBK PT 31,806,900 365,311
*Krakatau Steel Persero TBK
PT 5,257,400 105,591
*Lippo Karawaci TBK PT 15,641,300 83,709
Map Aktif Adiperkasa PT 19,486,400 820,233
Matahari Department Store
TBK PT 1,356,100 137,404
Mayora Indah TBK PT 2,853,000 365,417
*MD Entertainment TBK PT 261,030 89,077
Medco Energi Internasional
TBK PT 19,253,500 1,539,817
Medikaloka Hermina TBK PT 6,434,900 580,418
Mega Manunggal Property
TBK PT 1,425,000 47,557
*Merdeka Battery Materials
TBK PT 16,424,700 622,222
*Merdeka Copper Gold TBK
PT 2,929,000 429,751
*Metro Healthcare Indonesia
TBK PT 15,605,600 302,165
Metrodata Electronics TBK PT 6,357,900 233,212
Metropolitan Kentjana TBK PT 4,800 6,862
Midi Utama Indonesia TBK PT 4,832,800 120,311
Mitra Adiperkasa TBK PT 15,171,300 1,176,848
Mitra Keluarga Karyasehat
TBK PT 2,747,800 426,297
*MNC Digital Entertainment
TBK PT 3,836,100 116,490
*MNC Tourism Indonesia TBK
PT 60,364,800 529,962
ΩNusantara Sejahtera Raya
TBK PT 15,894,500 113,737
Pabrik Kertas Tjiwi Kimia TBK
PT 1,741,600 730,467
*Pacific Strategic Financial
TBK PT 2,672,100 180,764
Pakuwon Jati TBK PT 19,901,700 440,398
*Panin Financial TBK PT 13,575,600 195,920
*Paninvest TBK PT 1,374,000 66,511
Pantai Indah Kapuk Dua TBK
PT 118,300 99,947
Perusahaan Gas Negara TBK
PT 9,473,800 991,245

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Petrindo Jaya Kreasi TBK PT,
Class H 12,322,700 $ 1,489,394
Petrosea TBK PT 4,389,200 1,794,742
*PP Persero TBK PT 4,730,700 108,667
Puradelta Lestari TBK PT 13,117,500 104,909
Rukun Raharja TBK PT 1,370,400 333,741
Salim Ivomas Pratama TBK PT 3,967,600 149,113
Sampoerna Agro TBK PT 719,600 217,438
*Sarana Meditama
Metropolitan TBK PT 1,587,900 29,027
Sarana Menara Nusantara
TBK PT 16,719,500 547,933
Sariguna Primatirta TBK PT 6,124,800 198,881
Sawit Sumbermas Sarana
TBK PT 2,867,900 277,650
Selamat Sempurna TBK PT 3,616,600 417,551
Semen Indonesia Persero
TBK PT 4,307,882 714,958
*Siloam International Hospitals
TBK PT 385,800 50,342
Steel Pipe Industry of
Indonesia PT 1,825,700 46,987
Sumber Alfaria Trijaya TBK PT 12,042,800 1,455,564
Sumber Tani Agung
Resources TBK PT 4,580,100 382,823
Summarecon Agung TBK PT 13,294,200 313,369
Surya Citra Media TBK PT 22,564,000 458,607
Surya Semesta Internusa TBK
PT 6,324,100 593,241
Telkom Indonesia Persero
TBK PT 14,783,200 2,853,522
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 27,670 542,055
Temas TBK PT 7,037,900 55,017
Tempo Scan Pacific TBK PT 865,800 148,378
Timah TBK PT 7,143,400 1,146,896
Total Bangun Persada TBK PT 858,900 45,450
Tower Bersama Infrastructure
TBK PT 1,264,800 181,012
Transcoal Pacific TBK PT 1,139,200 537,746
Trimegah Bangun Persada
TBK PT 3,301,700 248,173
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 1,375,800 43,433
Triputra Agro Persada PT 7,688,100 869,130
Tunas Baru Lampung TBK PT 3,675,900 164,675
Ultrajaya Milk Industry &
Trading Co. TBK PT 2,992,400 269,910
Unilever Indonesia TBK PT 781,700 121,274
United Tractors TBK PT 1,395,700 2,257,627
Vale Indonesia TBK PT 1,666,605 476,030
*<Waskita Karya Persero TBK
PT, Class A 1,217,100 2,772
*<Wijaya Karya Persero TBK
PT 814,400 3,746
XLSMART Telecom Sejahtera
TBK PT 10,322,403 1,620,052
TOTAL INDONESIA 92,157,486
Shares Value †
KOREA, REPUBLIC OF — (12.6%)
*3S Korea Co., Ltd. 23,088 $ 28,683
Able C&C Co., Ltd. 7,753 53,002
ABOV Semiconductor Co., Ltd. 6,279 55,529
*ADTechnology Co., Ltd. 4,175 77,361
Advanced Nano Products Co.,
Ltd. 2,943 136,125
#Aekyung Chemical Co., Ltd. 24,128 185,098
#Aekyung Industrial Co., Ltd. 10,212 100,418
*AeroSpace Technology of
Korea, Inc. 162,896 61,168
Ahnlab, Inc. 3,523 150,094
*Air Busan Co., Ltd., Class H 65,996 84,768
AJ Networks Co., Ltd. 24,899 75,147
#Ajin Industrial Co., Ltd. 38,903 89,970
#*Alteogen, Inc., Class A 5,130 1,758,909
*ALUKO Co., Ltd., Class H 106,534 153,660
*Amicogen, Inc., Class A 24,504 52,284
Amorepacific Corp. 12,461 1,057,403
*Amotech Co., Ltd. 9,375 69,420
*Anam Electronics Co., Ltd.,
Class F 64,500 56,860
#*Ananti, Inc. 78,604 425,364
*Anapass, Inc. 4,163 51,543
ANIPLUS, Inc. 25,013 65,660
*Aprogen, Inc., Class A 70,938 28,878
*APTN, Inc. 45,678 20,839
Asia Cement Co., Ltd. 33,666 288,279
Asia Holdings Co., Ltd. 1,014 253,367
Asia Pacific Satellite, Inc. 3,364 29,419
Asia Paper Manufacturing Co.,
Ltd. 51,248 265,457
Atec Co., Ltd. 3,426 26,740
Avaco Co., Ltd. 8,835 97,171
Baiksan Co., Ltd. 15,078 142,658
#BGF retail Co., Ltd. 7,409 538,742
BGFecomaterials Co., Ltd.,
Class A 18,947 38,034
#BH Co., Ltd. 49,420 637,196
#*BHI Co., Ltd. 21,538 766,434
*Binex Co., Ltd. 14,383 160,714
#Binggrae Co., Ltd. 10,415 528,517
*Bio FD&C Co., Ltd. 1,253 14,467
#Bio Plus Co., Ltd. 26,460 116,073
*Biodyne Co., Ltd. 2,220 21,581
*Bioneer Corp. 9,034 98,282
#*BNC Korea Co., Ltd. 52,635 187,303
BNK Financial Group, Inc. 208,465 2,020,636
Boditech Med, Inc. 11,917 113,503
Bookook Securities Co., Ltd. 1,653 78,662
#Boryung 39,427 244,352
#*Bosung Power Technology
Co., Ltd. 14,463 54,309
Bukwang Pharmaceutical Co.,
Ltd. 39,002 101,149
*Bumhan Fuel Cell Co., Ltd. 2,684 65,934
#Byucksan Corp. 68,167 83,537
C&C International Co., Ltd. 3,090 81,547
C&G Hi Tech Co., Ltd. 7,964 88,989
*Cafe24 Corp., Class A 21,935 551,935

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Caregen Co., Ltd. 17,623 $ 802,760
#*Celltrion Pharm, Inc. 5,513 246,871
#Celltrion, Inc. 34,179 4,212,551
*Chabiotech Co., Ltd. 15,708 135,498
Cheil Worldwide, Inc. 59,619 851,551
#Chemtronics Co., Ltd. 16,861 413,611
*Chemtros Co., Ltd. 11,505 32,946
#Cheryong Electric Co., Ltd. 14,332 391,307
Chips&Media, Inc. 8,045 92,153
*Choil Aluminum Co., Ltd. 106,231 99,688
Chong Kun Dang
Pharmaceutical Corp. 9,288 539,776
Chongkundang Holdings Corp. 3,099 98,315
Choong Ang Vaccine
Laboratory 4,263 29,233
#Chunbo Co., Ltd. 4,726 239,161
#*CJ CGV Co., Ltd. 126,690 444,160
CJ CheilJedang Corp. 12,650 2,037,673
CJ Corp. 16,745 2,006,227
*CJ ENM Co., Ltd. 26,355 1,298,558
#CJ Freshway Corp. 11,626 204,001
CJ Logistics Corp. 18,669 1,079,716
Classys, Inc. 12,069 417,618
CLIO Cosmetics Co., Ltd. 6,945 69,706
*CMG Pharmaceutical Co.,
Ltd., Class H 45,476 57,613
#*CoAsia Corp. 6,854 33,723
#*Com2uS Holdings Corp.,
Class F 4,944 69,749
*ContentreeJoongAng Corp. 5,522 38,719
*Coreana Cosmetics Co., Ltd. 11,558 21,051
#Cosmax, Inc. 14,762 2,118,848
Cosmecca Korea Co., Ltd. 8,100 375,792
#*CosmoAM&T Co., Ltd. 7,664 298,545
*Cosmochemical Co., Ltd.,
Class A 4,883 66,112
Coway Co., Ltd. 55,703 3,487,424
#Cowintech Co., Ltd. 10,819 130,231
#*Creative & Innovative
System 52,150 277,084
Creverse, Inc. 5,367 48,293
*CS Bearing Co., Ltd. 5,264 24,754
#CS Wind Corp. 51,303 1,571,768
*CTC BIO, Inc. 4,241 15,330
Cuckoo Homesys Co., Ltd. 10,982 177,284
#D.I Corp. 11,234 193,180
*<DA Technology Co., Ltd.,
Class A 51,560 1,375
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 34,348
Dae Won Kang Up Co., Ltd. 20,841 61,437
*Daea TI Co., Ltd. 19,181 54,591
Daechang Forging Co., Ltd. 16,749 78,528
#Daedong Corp. 24,627 168,530
#Daeduck Electronics Co., Ltd. 37,168 990,016
*Daeho AL Co., Ltd. 14,688 19,278
*Dae-Il Corp. 42,691 148,171
#Daejoo Electronic Materials
Co., Ltd. 5,940 315,188
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*DaeMyoung Energy Co, Ltd. 1,002 $ 14,769
Daesang Corp. 33,234 486,351
#Daesang Holdings Co., Ltd. 47,989 311,225
*Daesung Industrial Co., Ltd. 21,432 60,246
#*Daewon Cable Co., Ltd. 47,702 122,206
#Daewon Pharmaceutical Co.,
Ltd. 21,127 192,920
#*Daewoo Engineering &
Construction Co., Ltd. 255,798 673,271
#Daewoong Co., Ltd. 28,700 436,115
#Daewoong Pharmaceutical
Co., Ltd. 4,551 445,278
#Daishin Securities Co., Ltd. 35,994 735,164
#*Danal Co., Ltd. 62,131 351,483
Daol Investment & Securities
Co., Ltd. 41,905 106,325
Dawonsys Co., Ltd. 34,076 90,646
DB HiTek Co., Ltd. 48,684 2,009,208
DB Insurance Co., Ltd. 78,194 6,959,115
DB Securities Co., Ltd. 33,286 236,197
*DE&T Co., Ltd. 22,224 98,427
#Dear U Co., Ltd. 5,330 143,093
#Dentium Co., Ltd. 8,797 351,942
*Devsisters Co., Ltd. 3,074 91,265
#DI Dong Il Corp. 11,363 144,196
Digital Daesung Co., Ltd. 18,104 87,296
*DIO Corp. 4,455 52,531
DIT Corp. 9,018 96,652
*DK Tech Co., Ltd. 14,521 77,561
*<DKME, Class A 187,877 49,450
DL Holdings Co., Ltd. 16,945 463,245
<DMS Co., Ltd. 20,190 33,642
#DN Automotive Corp. 38,718 633,184
DNF Co., Ltd. 2,408 25,419
Dohwa Engineering Co., Ltd. 14,288 61,173
Dong-A Socio Holdings Co.,
Ltd. 4,339 330,431
Dong-A ST Co., Ltd. 4,784 164,196
#Dongbang Transport
Logistics Co., Ltd. 105,630 206,107
Dongjin Semichem Co., Ltd. 54,318 1,631,732
Dongkoo Bio & Pharma Co.,
Ltd. 14,494 54,629
DongKook Pharmaceutical
Co., Ltd. 28,300 351,180
Dongkuk CM Co., Ltd. 20,200 74,292
Dongkuk Industries Co., Ltd. 26,079 54,730
Dongkuk Steel Mill Co., Ltd. 36,839 220,297
Dongkuk Structures &
Construction Co., Ltd. 12,523 18,546
#Dongsuh Cos., Inc. 15,720 297,905
#Dongsung Chemical Co., Ltd. 59,351 166,629
#Dongsung Finetec Co., Ltd. 26,970 601,016
*Dongsung Pharmaceutical
Co., Ltd. 2,259 1,543
*Dongwha Enterprise Co., Ltd. 13,176 91,924
Dongwha Pharm Co., Ltd. 21,652 95,134
#Dongwon Industries Co., Ltd. 11,416 388,212

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dongwon Metal Co., Ltd.,
Class A 34,308 $ 33,423
#Dongwon Systems Corp. 4,946 97,202
#Dongwoon Anatech Co., Ltd. 22,056 260,074
Doosan Bobcat, Inc. 106,165 4,493,244
Doosan Co., Ltd. 15,772 10,505,442
*Doosan Enerbility Co., Ltd. 226,761 14,117,354
*Doosan Fuel Cell Co., Ltd. 11,560 346,455
#Doosan Tesna, Inc. 13,264 467,347
#Douzone Bizon Co., Ltd. 23,105 1,444,924
#*Dream Security Co., Ltd. 73,523 172,358
#Dreamtech Co., Ltd. 45,165 202,882
*DRTECH Corp. 19,283 26,839
*DS Dansuk Co., Ltd. 8,498 120,484
*DSK Co., Ltd. 15,700 86,282
*Duk San Neolux Co., Ltd. 8,842 261,273
#*Duksan Hi-Metal Co., Ltd. 30,268 140,426
*Duksan Techopia Co., Ltd. 5,981 87,317
DY Corp. 7,568 22,469
DY POWER Corp. 9,212 82,761
DYPNF Co., Ltd. 2,398 23,496
E1 Corp. 2,056 107,941
Easy Bio, Inc. 5,587 23,058
Easy Holdings Co., Ltd. 42,919 113,868
Echo Marketing, Inc. 16,710 135,815
#Ecoplastic Corp. 80,590 182,986
*Ecopro BM Co., Ltd. 2,780 312,195
#Ecopro Co., Ltd. 9,216 569,228
Elentec Co., Ltd. 13,180 84,182
E-MART, Inc. 27,769 1,407,210
*EMKOREA Co., Ltd. 23,756 36,516
EMRO, Inc. 2,632 82,391
EM-Tech Co., Ltd. 16,151 105,765
#*Enchem Co., Ltd. 1,809 109,321
ENF Technology Co., Ltd. 19,651 684,802
EO Technics Co., Ltd. 4,481 742,247
*Eubiologics Co., Ltd. 26,624 230,782
Eugene Investment &
Securities Co., Ltd. 138,094 361,531
Eugene Technology Co., Ltd. 14,301 952,564
*EV Advanced Material Co.,
Ltd. 35,926 44,178
*E-World 47,217 46,728
*Exem Co., Ltd. 41,420 62,940
#Exicon Co., Ltd. 8,560 96,369
#F&F Co., Ltd. 12,203 525,035
FarmStory Co., Ltd., Class A 69,756 58,654
*Fine M-Tec Co., Ltd. 11,356 69,583
Fine Semitech Corp. 5,251 135,260
*Firstec Co., Ltd. 8,275 26,891
Foosung Co., Ltd. 23,481 146,679
*FSN Co., Ltd. 15,061 21,248
Galaxia Moneytree Co., Ltd. 3,590 23,862
#*GAMSUNG Corp. Co., Ltd. 72,898 259,409
Gaon Cable Co., Ltd. 5,730 337,828
GC Cell Corp. 10,672 171,906
#*GeneOne Life Science, Inc. 53,336 78,614
*Genic Co., Ltd., Class A 1,159 17,490
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Genohco, Inc., Class B 755 $ 9,141
*Genomictree, Inc. 2,476 36,582
*Giantstep, Inc. 8,045 28,572
#Global Standard Technology
Co., Ltd. 29,368 531,809
#*Global Tax Free Co., Ltd. 33,218 131,496
*GnBS eco Co., Ltd. 31,052 63,205
#GnCenergy Co., Ltd. 19,084 545,162
#GOLFZON Co., Ltd. 7,469 311,394
#Grand Korea Leisure Co.,
Ltd. 30,432 331,073
Green Chemical Co., Ltd. 11,500 54,403
#Green Cross Corp. 6,135 558,491
#Green Cross Holdings Corp. 31,998 353,949
#GS Engineering &
Construction Corp. 136,131 1,785,779
#GS Global Corp. 128,687 221,742
#GS Holdings Corp. 46,156 1,553,381
*GS P&L Co., Ltd. 8,026 216,036
#GS Retail Co., Ltd. 61,735 768,248
#HAESUNG DS Co., Ltd. 23,772 860,948
Haesung Industrial Co., Ltd.,
Class H 16,744 86,379
Han Kuk Carbon Co., Ltd. 32,203 827,254
Hana Financial Group, Inc. 224,526 13,473,924
#Hana Micron, Inc. 61,579 1,270,695
Hana Pharm Co., Ltd., Class A 8,457 68,321
*Hana Technology Co., Ltd. 2,131 45,170
#Hana Tour Service, Inc. 10,913 365,362
*Hanall Biopharma Co., Ltd. 1,662 48,294
#Hancom, Inc. 22,020 384,065
#Handok, Inc. 12,708 101,682
#Handsome Co., Ltd. 14,186 146,067
Hanil Cement Co., Ltd. 29,121 360,755
Hanil Feed Co., Ltd. 25,643 57,684
Hanil Holdings Co., Ltd. 18,444 209,457
Hanil Hyundai Cement Co.,
Ltd. 9,682 122,388
#Hanjin Kal Corp. 4,493 330,175
Hanjin Logistics Corp. 9,944 139,589
Hankook Cosmetics
Manufacturing Co., Ltd. 1,780 67,465
Hankook Shell Oil Co., Ltd. 720 222,608
#Hankook Tire & Technology
Co., Ltd. 63,777 2,074,795
Hanmi Pharm Co., Ltd. 4,428 1,320,863
Hanmi Science Co., Ltd. 7,893 218,273
#Hanmi Semiconductor Co.,
Ltd. 32,703 3,298,418
#HanmiGlobal Co., Ltd. 21,930 314,000
Hannong Chemicals, Inc. 7,296 80,757
#*Hanon Systems, Class A 229,940 704,466
#Hansae Co., Ltd. 15,288 113,419
Hanshin Machinery Co. 15,949 38,508
Hansol Chemical Co., Ltd. 5,940 969,328
Hansol Holdings Co., Ltd. 35,451 75,144
*Hansol IONES Co., Ltd. 2,095 19,424
Hansol Paper Co., Ltd. 18,150 103,569
Hansol Technics Co., Ltd. 24,719 112,947

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hanssem Co., Ltd. 5,075 $ 165,634
Hanwha Aerospace Co., Ltd. 15,232 10,466,487
Hanwha Corp. 25,454 1,707,950
*Hanwha Engine 20,400 707,324
#*Hanwha Galleria Corp. 128,040 96,249
*Hanwha General Insurance
Co., Ltd. 99,541 378,672
#*Hanwha Investment &
Securities Co., Ltd. 244,309 917,391
Hanwha Life Insurance Co.,
Ltd. 85,207 181,209
*Hanwha Ocean Co., Ltd. 8,438 814,928
#Hanwha Solutions Corp. 114,194 2,452,596
#Hanwha Systems Co., Ltd. 25,665 1,079,020
#*Hanwha Vision Co., Ltd. 23,790 841,562
*Hanyang Digitech Co., Ltd. 1,116 17,859
Hanyang Securities Co., Ltd. 11,980 159,761
#Harim Co., Ltd. 79,016 159,724
Harim Holdings Co., Ltd. 92,989 482,322
HB SOLUTION Co., Ltd. 87,115 155,917
HC HomeCenter Co., Ltd. 41,445 20,363
HD Hyundai Co., Ltd. 51,444 7,402,014
#HD Hyundai Construction
Equipment Co., Ltd. 33,696 2,365,047
HD Hyundai Electric Co., Ltd. 11,930 7,284,857
HD Hyundai Energy Solutions
Co., Ltd. 14,213 566,625
HD Hyundai Heavy Industries
Co., Ltd. 2,858 1,203,580
HD Hyundai Infracore Co., Ltd. 404,325 4,324,908
HD HYUNDAI MIPO 7,570 1,283,141
#HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 13,363 4,445,736
HDC Holdings Co., Ltd. 39,877 515,273
HDC Hyundai Development
Co-Engineering & Construction 52,566 711,334
*HD-Hyundai Marine Engine 7,117 496,030
*Helixmith Co., Ltd. 27,679 102,964
*Heung-A Shipping Co., Ltd. 64,945 79,315
*HFR, Inc. 2,549 30,754
High Tech Pharm Co., Ltd. 5,778 50,977
*<Hironic Co., Ltd., Class H 1,958 2,623
#Hite Jinro Co., Ltd. 55,230 729,939
Hitejinro Holdings Co., Ltd. 4,002 27,246
*HJ Shipbuilding &
Construction Co., Ltd. 18,728 369,368
#HL Holdings Corp. 10,350 294,210
#HL Mando Co., Ltd. 79,023 2,138,155
*HLB Biostep Co., Ltd. 69,129 59,680
*HLB Global Co., Ltd. 21,264 30,969
*Hlb Pharma Ceutical Co., Ltd. 882 9,515
*HLB Therapeutics Co., Ltd. 23,268 54,465
*HLB, Inc. 10,289 350,971
Hotel Shilla Co., Ltd. 12,560 429,319
HPSP Co., Ltd. 1,569 38,103
HS Hyosung Advanced
Materials Corp. 4,829 627,711
*HS Hyosung Corp. 1,992 81,372
#HS Industries Co., Ltd. 49,186 137,745
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*Hugel, Inc., Class A 4,492 $ 826,042
#Humedix Co., Ltd. 10,691 377,440
#*Huneed Technologies 18,424 106,037
Huons Co., Ltd. 9,888 202,653
Huvitz Co., Ltd. 10,002 57,916
#Hwa Shin Co., Ltd. 48,249 298,688
#Hwaseung Enterprise Co.,
Ltd. 26,101 93,430
#HYBE Co., Ltd. 5,960 1,426,468
#*Hydro Lithium, Inc. 31,852 53,320
Hyosung Corp. 10,078 896,215
Hyosung Heavy Industries
Corp. 10,272 15,392,679
Hyosung TNC Corp. 3,297 481,331
#Hyundai Autoever Corp. 6,231 889,987
Hyundai Bioland Co., Ltd. 26,207 81,578
Hyundai BNG Steel Co., Ltd. 9,950 78,357
HYUNDAI Corp. 3,278 48,891
#Hyundai Department Store
Co., Ltd. 25,451 1,443,370
Hyundai Elevator Co., Ltd. 15,979 848,998
#HYUNDAI EVERDIGM Corp. 15,254 82,975
Hyundai Glovis Co., Ltd. 42,485 5,629,878
Hyundai Green Food 31,915 337,126
Hyundai Livart Furniture Co.,
Ltd. 14,345 66,552
Hyundai Marine & Fire
Insurance Co., Ltd. 98,925 1,895,527
Hyundai Motor Co. 102,548 20,873,079
Hyundai Motor Securities Co.,
Ltd. 40,619 248,889
#Hyundai Movex Co., Ltd. 15,986 113,324
Hyundai Pharmaceutical Co.,
Ltd. 11,173 28,976
Hyundai Rotem Co., Ltd. 48,914 7,913,442
#Hyundai Steel Co. 50,091 1,160,206
Hyundai Wia Corp. 28,315 1,164,597
HyVision System, Inc. 14,129 160,553
#i3system, Inc. 4,560 248,044
*Icure Pharm, Inc. 23,784 36,225
iFamilySC Co., Ltd. 11,923 148,708
#*Il Dong Pharmaceutical Co.,
Ltd. 8,635 142,427
#Iljin Electric Co., Ltd. 33,856 1,368,735
Iljin Holdings Co., Ltd. 23,985 117,842
Iljin Power Co., Ltd. 4,734 36,882
*Ilshin Stone Co., Ltd. 14,909 18,585
Ilyang Pharmaceutical Co.,
Ltd. 13,193 120,841
iM Financial Group Co., Ltd. 177,539 1,648,599
iMarketKorea, Inc. 21,034 115,744
#InBody Co., Ltd. 9,486 190,752
Incar Financial Service Co.,
Ltd. 6,159 51,745
Industrial Bank of Korea 168,378 2,284,434
Innocean Worldwide, Inc. 31,468 378,787
InnoWireless Co., Ltd. 5,548 91,120
#Innox Advanced Materials
Co., Ltd. 31,767 549,610

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Insun ENT Co., Ltd., Class A 30,295 $ 89,306
*Insung Information Co., Ltd. 15,001 19,278
Intekplus Co., Ltd. 1,805 18,471
Intellian Technologies, Inc. 2,540 80,581
*Interflex Co., Ltd. 21,617 140,345
Interojo Co., Ltd. 6,096 73,379
iNtRON Biotechnology, Inc. 11,554 26,923
IS Dongseo Co., Ltd. 16,710 217,913
ISC Co., Ltd. 5,903 330,212
i-SENS, Inc. 5,602 68,022
*ISU Abxis Co., Ltd. 11,583 39,796
ISU Chemical Co., Ltd. 5,521 41,347
#*ISU Specialty Chemical 9,815 381,647
IsuPetasys Co., Ltd. 65,107 5,204,904
#*Itcenglobal Co., Ltd. 8,663 113,703
*ITEK, Inc. 17,727 75,648
*ITM Semiconductor Co., Ltd. 6,299 53,054
#*Jahwa Electronics Co., Ltd. 24,410 371,782
JB Financial Group Co., Ltd. 88,351 1,392,160
Jeil Pharmaceutical Co., Ltd. 5,222 52,706
*Jeju Air Co., Ltd. 30,455 122,055
#Jeju Bank 6,360 59,013
#*Jeju Semiconductor Corp. 48,473 699,154
*JETEMA Co., Ltd. 2,756 11,239
*Jin Air Co., Ltd. 10,135 51,289
#Jinsung T.E.C. 26,117 239,585
*JNTC Co., Ltd. 17,661 336,548
Jusung Engineering Co., Ltd. 34,942 752,918
JVM Co., Ltd. 4,712 92,438
JW Holdings Corp. 47,735 109,056
JW Life Science Corp. 17,173 162,117
#JW Pharmaceutical Corp. 10,390 171,374
JYP Entertainment Corp. 23,669 1,343,971
K Car Co., Ltd. 12,325 131,057
K Ensol Co., Ltd. 4,766 38,402
Kakao Corp. 41,368 1,890,196
#*Kakao Games Corp. 43,543 492,351
#KakaoBank Corp. 40,823 663,311
*Kakaopay Corp. 7,525 276,229
*<Kanglim Co., Ltd. 2,507 333
Kangnam Jevisco Co., Ltd. 9,264 79,912
*Kangstem Biotech Co., Ltd. 13,305 13,466
*Kangwon Energy Co., Ltd. 5,068 57,127
KB Financial Group, Inc. 124,577 10,195,247
KB Financial Group, Inc.,
Sponsored ADR 156,393 12,733,518
*KBI Dongyang Steel Pipe
Co., Ltd. 23,337 39,557
#KC Tech Co., Ltd. 6,162 165,863
KCC Glass Corp. 5,802 105,676
#KCTC 70,274 266,841
*Keeps Biopharma, Inc. 4,712 30,129
#*Kencoa Aerospace Co. 12,006 98,172
#KEPCO Engineering &
Construction Co., Inc. 2,748 197,119
#KEPCO Plant Service &
Engineering Co., Ltd. 28,435 1,011,865
KG Chemical Corp. 67,446 230,540
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KG DONGBUSTEEL 55,922 $ 213,915
KG Eco Solution Co., Ltd. 31,805 126,573
#*KG Mobility Co. 63,562 170,198
KGMobilians Co., Ltd. 20,923 72,546
KH Vatec Co., Ltd. 22,718 200,113
KidariStudio, Inc. 11,613 31,340
KINX, Inc. 2,609 170,301
KISWIRE, Ltd. 6,146 77,043
#KIWOOM Securities Co., Ltd. 14,525 3,027,847
*KMW Co., Ltd. 8,216 98,090
*KNJ Co., Ltd. 5,872 107,363
Koh Young Technology, Inc. 1,084 12,706
Kolmar Korea Co., Ltd. 19,802 1,070,191
#Kolon Corp. 14,182 433,996
Kolon Enp, Inc. 11,150 60,807
#Kolon Industries, Inc. 24,545 613,302
*Kolon Life Science, Inc. 2,262 52,075
KoMiCo, Ltd. 5,153 400,377
*Komipharm International Co.,
Ltd., Class A 4,896 20,756
Korea Aerospace Industries,
Ltd. 59,309 4,304,299
#*Korea Circuit Co., Ltd. 23,290 337,560
Korea District Heating Corp. 1,644 110,427
Korea Electric Power Corp. 49,646 1,482,672
#Korea Electric Power Corp.,
Sponsored ADR 99,928 1,505,915
Korea Electric Terminal Co.,
Ltd. 10,823 470,218
#Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 121,415
#Korea Fuel-Tech Corp. 42,580 179,316
Korea Gas Corp. 22,799 667,288
*Korea Information &
Communications Co., Ltd. 26,523 151,347
#Korea Information Certificate
Authority, Inc. 30,586 133,314
#Korea Investment Holdings
Co., Ltd. 42,940 5,494,271
*Korea Line Corp. 384,643 507,008
Korea Movenex Co., Ltd. 28,203 78,685
#Korea Petrochemical Ind Co.,
Ltd. 4,247 390,793
#Korea Petroleum Industries
Co. 6,861 66,985
Korea Ratings Corp. 1,093 75,181
Korea United Pharm, Inc. 13,508 180,233
Korea Zinc Co., Ltd. 8 5,800
Korean Air Lines Co., Ltd. 227,149 3,531,392
Korean Reinsurance Co. 198,754 1,480,105
Koryo Credit Information Co.,
Ltd. 4,842 35,514
*Krafton, Inc. 17,123 3,317,037
KSS LINE, Ltd. 31,889 206,811
KT Skylife Co., Ltd. 33,396 117,434
KT&G Corp. 48,994 4,614,841
KTCS Corp. 42,380 86,857

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Kuk-il Paper Manufacturing
Co., Ltd. 2,092 $ 559
Kukjeon Pharmaceutical Co.,
Ltd. 3,723 9,459
#Kumho Petrochemical Co.,
Ltd. 8,678 706,544
#*Kumho Tire Co., Inc. 182,529 604,693
#Kumkang Kind Co., Ltd. 13,940 54,889
#Kwang Dong Pharmaceutical
Co., Ltd. 37,986 152,237
#Kyeong Nam Steel Co., Ltd. 50,084 101,240
Kyeryong Construction
Industrial Co., Ltd. 19,203 231,959
#Kyobo Securities Co., Ltd. 26,708 176,772
Kyochon F&B Co., Ltd. 3,542 10,466
#Kyung Dong Navien Co., Ltd. 11,013 545,722
Kyungbang Co., Ltd. 8,386 39,259
Kyung-In Synthetic Corp. 16,336 33,595
#L&C Bio Co., Ltd. 4,621 171,250
#L&F Co., Ltd. 1,839 157,601
*L&K Biomed Co., Ltd. 6,637 42,065
#*LabGenomics Co., Ltd. 135,777 210,134
Lake Materials Co., Ltd. 39,374 404,311
#*LB Semicon, Inc. 59,393 207,182
#Lee Ku Industrial Co., Ltd. 29,541 102,530
LEENO Industrial, Inc. 31,535 1,277,115
#LG Chem, Ltd. 32,990 9,204,088
*LG Display Co., Ltd. 339,901 3,506,962
*LG Display Co., Ltd.,
Sponsored ADR 21,474 107,585
LG Electronics, Inc. 119,160 7,326,490
#*LG Energy Solution, Ltd. 3,935 1,306,373
#LG H&H Co., Ltd. 8,179 1,633,217
LG HelloVision Co., Ltd. 71,725 122,835
LG Innotek Co., Ltd. 23,250 3,932,795
LG Uplus Corp. 280,542 3,000,849
LIG Nex1 Co., Ltd. 9,919 3,613,238
*LigaChem Biosciences, Inc. 1,742 178,999
LOT Vacuum Co., Ltd. 12,525 114,723
#Lotte Chemical Corp. 11,478 569,570
#Lotte Chilsung Beverage Co.,
Ltd. 6,593 533,548
#Lotte Corp. 24,379 500,499
Lotte Energy Materials Corp. 28,433 518,869
Lotte Innovate Co., Ltd. 5,668 82,549
#*Lotte Non-Life Insurance
Co., Ltd. 75,247 100,294
Lotte Rental Co., Ltd. 25,116 516,511
#Lotte Shopping Co., Ltd. 19,095 872,493
*Lotte Tour Development Co.,
Ltd. 7,636 97,222
Lotte Wellfood Co., Ltd. 3,827 306,214
LS Corp. 20,271 2,973,602
#LS Eco Energy, Ltd. 10,455 338,288
LS Electric Co., Ltd. 10,354 3,161,249
#LS Marine Solution Co., Ltd. 8,347 169,313
LS SECURITIES Co., Ltd. 16,530 63,695
#LTC Co., Ltd. 11,488 169,730
#*LVMC Holdings 118,976 138,454
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#LX Hausys, Ltd. 10,043 $ 198,428
LX INTERNATIONAL Corp. 58,619 1,240,472
LX Semicon Co., Ltd. 17,977 722,991
M.I.Tech Co., Ltd. 13,296 57,486
#Macquarie Korea
Infrastructure Fund 232,961 1,796,976
Macrogen, Inc. 7,487 79,613
Maeil Dairies Co., Ltd. 4,994 121,454
MAKUS, Inc. 1,103 20,438
#*Manyo Co., Ltd. 6,873 78,969
#Mcnex Co., Ltd. 14,349 313,719
*MDS Tech, Inc. 110,450 118,997
Mecaro Co., Ltd. 1,336 24,662
Medytox, Inc. 3,833 323,374
Meerecompany, Inc. 1,761 18,911
MegaStudyEdu Co., Ltd. 9,450 275,590
Meritz Financial Group, Inc. 79,081 6,133,322
META BIOMED Co., Ltd. 36,925 145,653
*MiCo, Ltd. 88,574 902,059
*Mirae Asset Life Insurance
Co., Ltd. 56,174 345,777
Mirae Asset Securities Co.,
Ltd. 73,365 1,354,272
Misto Holdings Corp. 29,234 755,088
Miwon Commercial Co., Ltd. 1,499 159,080
Miwon Specialty Chemical
Co., Ltd. 1,122 110,645
Modetour Network, Inc. 1,963 15,335
#*MONAYONGPYONG 48,099 117,483
*Motrex Co., Ltd. 19,921 121,644
mPlus Corp. 7,286 88,828
MS Autotech Co., Ltd. 19,938 33,516
#Myoung Shin Industrial Co.,
Ltd. 39,009 255,725
Namhae Chemical Corp. 29,445 133,301
Namuga Co., Ltd. 13,106 155,276
#Namyang Dairy Products
Co., Ltd. 4,197 151,708
*Nature & Environment Co.,
Ltd. 109,559 47,676
Nature Holdings Co., Ltd.
(The) 11,741 78,699
NAVER Corp. 13,640 2,560,940
Neosem, Inc. 6,899 60,722
#*Nepes Ark Corp. 12,126 169,368
*Neptune Co. 9,220 38,181
ΩNetmarble Corp. 14,973 568,548
New Power Plasma Co., Ltd. 33,904 147,538
*Newflex Technology Co., Ltd. 11,433 42,129
Nexen Corp. 43,004 161,482
Nexen Tire Corp. 34,401 155,013
#*Nexon Games Co., Ltd. 10,195 95,671
#Nexteel Co., Ltd. 13,934 115,697
NEXTIN, Inc. 5,088 235,339
#NH Investment & Securities
Co., Ltd. 87,005 1,242,711
#NHN KCP Corp. 24,820 277,510
#NICE Holdings Co., Ltd. 41,762 406,555

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
NICE Information &
Telecommunication, Inc. 7,961 $ 127,678
NICE Information Service Co.,
Ltd. 29,604 301,079
no change 28,103 974,408
#Nong Shim Holdings Co., Ltd. 3,178 209,896
#NongShim Co., Ltd. 4,938 1,511,120
Noroo Holdings Co., Ltd. 4,204 68,013
NOROO Paint & Coatings Co.,
Ltd. 12,813 76,082
#NOVAREX Co., Ltd. 21,007 251,538
OCI Co., Ltd. 8,878 368,268
#OCI Holdings Co., Ltd. 26,387 2,115,034
*Okins Electronics Co., Ltd. 10,189 66,151
ONEJOON Co., Ltd. 9,176 59,252
OptoElectronics Solutions Co.,
Ltd. 1,442 14,676
*Orbitech Co., Ltd. 7,816 23,589
#Oriental Precision &
Engineering Co., Ltd. 40,493 296,432
#Orion Corp. 23,018 1,604,273
Osang Healthcare Co., Ltd. 5,365 48,651
*OSTEONIC Co., Ltd. 13,826 69,870
Otoki Corp. 2,545 693,969
Pan Ocean Co., Ltd. 361,827 972,660
Paradise Co., Ltd. 58,165 754,849
#Park Systems Corp. 4,041 690,636
Partron Co., Ltd. 71,784 348,654
#*Pearl Abyss Corp. 10,505 255,113
#*Pentastone Electronics, Inc. 18,786 72,916
#People & Technology, Inc. 20,736 629,466
*Peptron, Inc. 71 13,480
PharmaResearch Co., Ltd.,
Class H 7,204 2,735,472
Pharmicell Co., Ltd. 12,872 153,317
Philenergy Co., Ltd. 6,942 69,676
#*Philoptics Co., Ltd. 8,272 245,010
PI Advanced Materials Co.,
Ltd. 13,428 170,966
PKC Co., Ltd. 23,943 105,368
Poongsan Corp. 59,595 4,601,123
#Posco DX Co., Ltd. 37,863 698,927
#*POSCO Future M Co., Ltd. 5,626 854,907
POSCO Holdings, Inc. 20,964 4,568,747
POSCO Holdings, Inc.,
Sponsored ADR 17,344 947,329
#Posco International Corp. 38,603 1,490,202
Posco M-Tech Co., Ltd. 3,900 41,908
POSCO Steeleon Co., Ltd. 3,545 96,043
*Power Logics Co., Ltd. 32,222 93,177
*Prestige Biologics Co., Ltd. 9,622 20,362
Protec Co., Ltd. 4,296 94,378
#PSK Holdings, Inc. 5,450 187,819
PSK, Inc. 29,898 792,174
Pulmuone Co., Ltd. 5,630 52,595
#Pumtech Korea Co., Ltd. 6,362 237,110
*Rainbow Robotics 30 9,191
*Ray Co., Ltd. 5,599 20,631
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Reyon Pharmaceutical Co.,
Ltd. 7,852 $ 59,465
*RFTech Co., Ltd. 10,821 16,747
#*Robostar Co., Ltd., Class A 2,683 163,645
*Robotis Co., Ltd., Class A 1,369 211,872
Rorze Systems Corp. 3,222 25,193
Rsupport Co., Ltd. 8,880 16,984
S&D Co., Ltd. 751 38,848
#S&S Tech Corp. 11,555 454,982
#S-1 Corp. 9,592 504,931
Sajo Industries Co., Ltd. 3,194 108,279
#Sajodaerim Corp. 7,061 186,592
Sajodongaone Co., Ltd. 57,203 45,008
*Saltlux, Inc. 1,164 26,021
#Sam Chun Dang Pharm Co.,
Ltd. 2,114 347,202
#Sam-A Aluminum Co., Ltd. 4,422 74,644
*Sambu Engineering &
Construction Co., Ltd. 66,251 16,136
#Samchully Co., Ltd. 1,969 170,262
SAMHWA Paints Industrial
Co., Ltd. 20,736 84,559
#*Samil Pharmaceutical Co.,
Ltd. 22,008 146,746
Samji Electronics Co., Ltd. 16,474 143,956
Samjin Pharmaceutical Co.,
Ltd. 8,060 111,615
Sammok S-Form Co., Ltd. 9,647 134,743
#SAMPYO Cement Co., Ltd. 64,208 135,424
Ω*Samsung Biologics Co., Ltd. 4,546 3,895,888
Samsung E&A Co., Ltd. 138,728 2,526,753
Samsung Electro-Mechanics
Co., Ltd. 40,938 7,039,698
#Samsung Electronics Co.,
Ltd. 1,964,187 148,201,511
Samsung Electronics Co., Ltd.,
GDR 7,719 14,395,935
Samsung Fire & Marine
Insurance Co., Ltd. 25,118 7,783,539
*Samsung Heavy Industries
Co., Ltd. 160,179 3,322,190
Samsung Life Insurance Co.,
Ltd. 28,937 3,133,868
*Samsung Pharmaceutical
Co., Ltd. 81,299 87,476
Samsung SDI Co., Ltd. 31,466 7,111,460
Samsung SDS Co., Ltd. 18,002 2,312,241
Samsung Securities Co., Ltd. 72,462 3,931,435
SAMT Co., Ltd. 77,924 201,818
#Samwha Capacitor Co., Ltd. 8,815 209,122
#Samwha Electric Co., Ltd. 3,626 89,330
Samyang Corp. 4,817 167,357
#Samyang Foods Co., Ltd. 4,608 4,359,771
Samyoung Co., Ltd. 31,205 107,977
Sang-A Frontec Co., Ltd. 5,501 71,622
Sangsin Energy Display
Precision Co., Ltd. 14,359 128,498
Saramin Co., Ltd. 7,967 74,651
Satrec Initiative Co., Ltd. 1,473 62,342

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
SD Biosensor, Inc. 54,883 $ 367,877
*SDN Co., Ltd. 13,189 10,396
#SeAH Besteel Holdings Corp. 15,456 298,326
SeAH Holdings Corp. 344 28,973
#SeAH Steel Corp. 2,562 227,833
#SeAH Steel Holdings Corp. 1,918 193,045
Seegene, Inc. 38,217 678,638
Segyung Hitech Co., Ltd. 18,343 73,642
#Sejin Heavy Industries Co.,
Ltd. 15,845 245,224
*SEMCNS Co., Ltd. 12,292 66,863
#Seobu T&D 62,764 401,760
Seohan Co., Ltd. 107,977 66,768
#*Seojin System Co., Ltd. 46,733 890,543
Seoul Auction Co., Ltd. 12,479 60,085
Seoul Semiconductor Co., Ltd. 57,375 252,494
#Seoyon Co., Ltd. 26,596 176,591
#Seoyon E-Hwa Co., Ltd. 31,752 290,387
*Sewon E&C Co., Ltd., Class A 10,159 863
#SFA Engineering Corp. 17,041 296,027
#*SFA Semicon Co., Ltd.,
Class A 60,877 182,663
*SG Co., Ltd., Class A 31,987 50,178
#SGC Energy Co., Ltd. 12,528 198,725
#Shin Heung Energy &
Electronics Co., Ltd. 46,245 177,222
Shindaeyang Paper Co., Ltd. 4,275 36,936
Shinhan Financial Group Co.,
Ltd. 223,730 11,510,377
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 53,164 2,748,047
Shinil Electronics Co., Ltd. 23,693 21,402
Shinsegae International, Inc. 18,578 134,046
#Shinsegae, Inc. 10,379 1,265,367
#Shinsung Delta Tech Co.,
Ltd. 12,366 475,632
*Shinsung E&G Co., Ltd.,
Class A 61,512 79,785
#Shinwon Corp. 120,586 123,485
SHOWBOX Corp. 21,673 38,562
#*Silicon2 Co., Ltd. 21,754 687,089
SIMMTECH Co., Ltd. 8,859 392,352
SJG Sejong 8,649 50,021
#*SK Biopharmaceuticals Co.,
Ltd. 15,495 1,256,131
*SK Bioscience Co., Ltd. 6,324 225,041
SK Discovery Co., Ltd. 11,821 492,006
*SK Eternix Co., Ltd. 19,818 289,324
SK Gas, Ltd. 2,996 547,786
SK hynix, Inc. 296,761 116,434,040
Ω#*SK IE Technology Co., Ltd. 32,830 707,409
SK Innovation Co., Ltd. 27,067 2,448,806
SK Networks Co., Ltd. 148,212 472,281
#*SK oceanplant Co., Ltd. 15,844 235,756
SK Securities Co., Ltd. 423,894 208,265
SK Telecom Co., Ltd. 18,325 672,678
#SK Telecom Co., Ltd., ADR 53,731 1,085,903
SK, Inc. 12,597 2,197,125
SKC Co., Ltd. 2,158 193,421
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#SL Corp. 39,937 $ 1,018,923
#SM Entertainment Co., Ltd. 13,063 1,095,651
*SMEC Co., Ltd. 85,864 247,392
*SOCAR, Inc. 6,685 54,850
*S-Oil Corp. 29,468 1,485,034
Solid, Inc. 66,058 373,699
*SOLUM Co., Ltd. 40,100 503,801
#Solus Advanced Materials
Co., Ltd. 20,003 128,884
Songwon Industrial Co., Ltd. 16,789 113,125
SOOP Co., Ltd. 8,768 447,400
Soulbrain Co., Ltd. 4,069 808,231
Soulbrain Holdings Co., Ltd. 4,735 142,573
SPC Samlip Co., Ltd. 3,078 112,340
SPG Co., Ltd. 4,271 101,323
#ST Pharm Co., Ltd. 4,458 316,965
Straffic Co., Ltd. 38,255 98,272
#*Studio Dragon Corp. 12,641 404,139
Suheung Co., Ltd. 9,285 174,328
Sun Kwang Co., Ltd. 4,782 60,952
#Sung Kwang Bend Co., Ltd. 35,753 790,468
*Sungchang Enterprise
Holdings, Ltd., Class A 8,916 9,612
#*Sungeel Hitech Co., Ltd.,
Class A 2,583 77,866
Sungshin Cement Co., Ltd. 33,680 221,736
Sungwoo Hitech Co., Ltd. 113,960 542,305
Sunjin Co., Ltd. 30,621 214,062
SY Co., Ltd. 35,180 75,187
SY Steel Tech, Inc. 10,038 23,426
*Synergy Innovation Co., Ltd. 38,840 66,380
*Synopex, Inc. 88,983 409,081
Systems Technology, Inc. 11,398 183,600
T&L Co., Ltd. 5,082 164,079
Tae Kyung Industrial Co., Ltd. 7,078 25,138
*Taesung Co., Ltd. 1,117 18,738
#*Taewoong Co., Ltd. 22,234 479,871
Taeyoung Engineering &
Construction Co., Ltd. 18,808 20,739
*Taihan Cable & Solution Co.,
Ltd. 17,473 296,787
#TCC Steel 8,375 107,865
TechWing, Inc. 22,377 1,049,155
*Tego Science, Inc. 901 11,225
Telechips, Inc. 10,885 106,730
TEMC Co., Ltd. 980 6,424
TES Co., Ltd. 8,786 273,185
*Theragen Etex Co., Ltd. 44,222 79,148
*TK Chemical Corp. 32,010 37,116
#TK Corp. 30,305 600,889
TKG Huchems Co., Ltd. 23,097 289,857
#TLB Co., Ltd. 4,067 195,821
Tokai Carbon Korea Co., Ltd. 3,911 455,677
Tongyang Life Insurance Co.,
Ltd. 75,670 359,562
Tonymoly Co., Ltd. 6,889 46,273
Toptec Co., Ltd. 32,429 106,067
#Tovis Co., Ltd. 24,291 255,740
#TS Corp. 79,412 156,065

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
TSE Co., Ltd. 1,612 $ 58,721
*Tuksu Construction Co., Ltd. 12,546 50,017
TYM Corp. 83,178 347,366
UBCare Co., Ltd. 16,131 40,476
Uni-Chem Co., Ltd. 55,441 50,937
#Unid Co., Ltd. 8,464 399,214
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 33,292 233,903
Uniquest Corp. 9,833 53,073
#*Unison Co., Ltd., Class A 45,460 38,927
#*UniTest, Inc. 5,712 81,385
Unitrontech Co., Ltd. 29,681 125,620
Value Added Technology Co.,
Ltd. 7,654 117,919
VICTEK Co., Ltd. 10,017 26,260
*<Vidente Co., Ltd. 249,319 109,020
Vieworks Co., Ltd. 2,720 36,139
*Vina Tech Co., Ltd. 1,326 51,281
#Vitzro Tech Co., Ltd. 15,373 95,275
#Vitzrocell Co., Ltd. 15,364 295,472
*VM, Inc. 5,270 89,143
#*VT Co., Ltd. 44,305 777,417
#Webcash Corp. 9,832 76,945
*<Wellbiotec Co., Ltd. 33,453 2,395
#Wemade Co., Ltd. 8,780 165,463
Whanin Pharmaceutical Co.,
Ltd. 11,973 95,801
WiSoL Co., Ltd. 3,093 12,266
#*Won Ik Corp. 13,559 77,371
Won Tech Co., Ltd. 45,761 273,008
WONIK IPS Co., Ltd. 24,555 1,106,461
Wonik Materials Co., Ltd. 10,452 238,054
*WONIK PNE Co., Ltd. 15,664 42,053
#Wonik QnC Corp. 28,470 468,589
#Woojin, Inc. 19,390 207,135
*Woongjin Co., Ltd. 16,496 45,850
Woongjin Thinkbig Co., Ltd. 21,478 21,949
*Wooree Bio Co., Ltd. 56,347 83,645
Woori Financial Group, Inc. 594,807 10,604,034
#Woori Financial Group, Inc.,
ADR 11,270 604,297
#*Woori Technology, Inc. 69,464 235,000
*Woosu AMS Co., Ltd., Class
A 26,131 53,280
#Worldex Industry & Trading
Co., Ltd. 20,637 365,013
Xexymix Corp. 16,383 52,607
Y G-1 Co., Ltd. 27,178 96,713
#*YC Corp. 21,581 220,846
Y-entec Co., Ltd. 6,887 29,003
*Yest Co., Ltd. 3,935 48,913
YG Entertainment, Inc. 8,330 534,968
#*YMT Co., Ltd., Class A 10,724 97,323
Youlchon Chemical Co., Ltd. 4,751 105,541
Youngone Holdings Co., Ltd. 6,018 600,216
Yuanta Securities Korea Co.,
Ltd. 113,478 307,838
Yuhan Corp. 6,153 509,601
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Yungjin Pharmaceutical Co.,
Ltd. 43,628 $ 63,080
Yunsung F&C Co., Ltd. 1,520 40,540
#Zeus Co., Ltd. 23,371 253,927
#Zinus, Inc. 26,464 256,514
TOTAL KOREA, REPUBLIC
OF 846,477,398
KUWAIT — (0.7%)
A'ayan Leasing & Investment
Co. KSCP 1,250,037 863,358
A'ayan Real Estate Co SAK 173,144 83,484
*Acico Industries Co. KSC 169,504 197,143
Al Ahli Bank of Kuwait KSCP 675,936 632,004
Al-Eid Food KSC 162,551 114,387
Ali Alghanim Sons Automotive
Co. KSCC 148,065 517,588
*<Arabi Group Holding KSC 64,164 60,412
Beyout Holding Co. KPSC 26,813 38,610
Boubyan Bank KSCP 111,531 260,160
Boursa Kuwait Securities Co.
KPSC 68,174 893,069
Burgan Bank SAK 836,192 642,910
Combined Group Contracting
Co. SAK 161,480 555,013
Commercial Real Estate Co.
KSC 1,280,962 888,890
Gulf Bank KSCP 1,845,993 2,110,909
Gulf Cables & Electrical
Industries Group Co. KSCP 131,080 960,841
Heavy Engineering & Ship
Building Co. KSCP 204,908 632,848
Humansoft Holding Co. KSC 106,070 854,918
*IFA Hotels & Resorts-KPSC 104,044 442,683
Integrated Holding Co. KCSC 245,857 432,522
Jazeera Airways Co. KSCP 114,277 548,396
JTC Logistics Transportation &
Stevedoring Co. KSCP 48,709 72,837
Kuwait Cement Co. KSC 74,008 85,352
Kuwait Finance House KSCP 4,363,075 11,414,072
Kuwait Insurance Co. SAK 9,153 17,176
Kuwait International Bank
KSCP 1,951,982 1,697,929
*Kuwait Real Estate Co. KSC 1,149,343 1,591,369
Kuwait Telecommunications
Co. 262,981 508,913
Mabanee Co. KPSC 350,982 1,151,454
*Manazel Holding Co. KSC 431,497 91,093
Mezzan Holding Co. KSCC 158,430 611,629
Mobile Telecommunications
Co. KSCP 2,824,535 4,886,229
*Munshaat Real Estate
Projects Co. KSCP 182,688 135,104
National Bank of Kuwait SAKP 2,816,245 9,633,677
*Rasiyat Holding Co., Class A 64,491 81,100
Salhia Real Estate Co. KSCP 394,301 538,238
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 581,766 320,308
*United Real Estate Co. SAKP 163,614 126,329

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KUWAIT — (Continued)
*Warba Bank KSCP 3,588,015 $ 3,378,193
TOTAL KUWAIT 48,071,147
MALAYSIA — (1.3%)
#Able Global BHD 238,400 95,064
#Aeon Co. M BHD 1,086,500 326,884
#*AFFIN Bank BHD 719,313 393,321
Ajinomoto Malaysia BHD 37,100 118,883
Alliance Bank Malaysia BHD 997,275 1,047,758
Allianz Malaysia BHD 57,900 248,301
#AME Elite Consortium BHD 382,700 141,639
#AMMB Holdings BHD 1,223,600 1,665,358
Ancom Nylex BHD 552,559 122,703
Aumas Resources BHD 218,700 38,643
#Aurelius Technologies BHD 378,600 90,401
#Axiata Group BHD 2,795,500 1,675,431
Bank Islam Malaysia BHD 1,004,600 527,727
Batu Kawan BHD 10,000 45,845
*Berjaya Corp. BHD 2,752,436 190,594
#*Berjaya Land BHD, Class F 1,412,700 91,077
Bermaz Auto BHD 732,200 117,138
#British American Tobacco
Malaysia BHD 96,600 106,103
#Bursa Malaysia BHD 470,500 920,104
*Cape Ems BHD 469,300 31,937
#Carlsberg Brewery Malaysia
BHD 141,100 556,584
CCK Consolidated Holdings
BHD 113,800 31,792
CELCOMDIGI BHD 818,800 703,839
*Chin Hin Group BHD 116,500 64,259
CIMB Group Holdings BHD 5,424,840 9,455,905
#Crescendo Corp. BHD 269,500 79,795
#CTOS Digital BHD 902,700 201,534
#D&O Green Technologies
BHD 431,900 128,910
*Dagang NeXchange BHD 282,200 20,552
#Dayang Enterprise Holdings
BHD 1,295,900 461,053
#Dialog Group BHD 790,900 370,144
#DRB-Hicom BHD 1,194,600 359,407
Dufu Technology Corp. BHD 163,200 85,731
#Duopharma Biotech BHD 307,094 91,659
Dutch Lady Milk Industries
BHD 18,000 112,608
DXN Holdings BHD 686,400 85,226
Eastern & Oriental BHD, Class
A 1,207,000 230,564
Eco World Development
Group BHD 1,456,400 716,376
*Ecofirst Consolidated BHD 2,200 176
#EG Industries BHD 146,000 47,760
*Ekovest BHD 2,802,500 224,173
Ewi Capital BHD 386,300 23,982
Farm Fresh BHD 782,200 453,855
#Formosa Prosonic Industries
BHD 112,000 38,510
#Fraser & Neave Holdings
BHD 52,300 351,664
Shares Value †
MALAYSIA — (Continued)
#Frontken Corp. BHD 1,254,100 $ 1,353,518
Gamuda BHD 2,857,509 3,438,836
Gas Malaysia BHD 260,200 282,070
#*Genetec Technology BHD 587,800 72,984
Genting BHD 1,158,700 935,149
Genting Malaysia BHD 1,716,400 954,922
#Genting Plantations BHD 273,800 332,117
#*Greatech Technology BHD 741,400 366,451
#Guan Chong BHD 1,520,600 326,777
HAP Seng Consolidated BHD 386,800 274,307
Hap Seng Plantations Holdings
BHD 291,000 157,034
Harn Len Corp. BHD 38,800 5,512
Hartalega Holdings BHD 1,927,900 557,010
#Heineken Malaysia BHD 72,500 368,732
Hextar Global BHD 197,400 42,657
#*Hiap Teck Venture BHD 1,859,700 126,556
#Hibiscus Petroleum BHD 879,000 300,136
Hong Leong Bank BHD 32,400 159,060
Hong Leong Financial Group
BHD 43,500 175,537
#HSS Engineers BHD 539,800 69,602
Hume Cement Industries BHD 44,100 36,856
Hup Seng Industries BHD 289,100 71,102
IGB BHD 1,200 960
IHH Healthcare BHD 278,800 549,212
#IJM Corp. BHD 1,199,500 710,306
#Inari Amertron BHD 1,045,400 653,999
IOI Corp. BHD 596,800 572,860
IOI Properties Group BHD 601,700 301,712
ITMAX SYSTEM BHD 4,400 4,770
JAKS Resources BHD 1,428,600 35,817
#Jaya Tiasa Holdings BHD 1,083,700 297,578
*JCY International BHD 129,900 13,182
#Karex BHD, Class F 64,000 13,295
Kelington Group BHD 482,900 633,028
#Kenanga Investment Bank
BHD 850,400 172,598
Kerjaya Prospek Group BHD 320,200 213,314
Kim Loong Resources BHD 203,600 112,787
#Kossan Rubber Industries
BHD 1,576,000 447,813
#KPJ Healthcare BHD 1,243,200 843,049
Kretam Holdings BHD 1,500 247
#KSL Holdings BHD 556,428 398,587
#Kuala Lumpur Kepong BHD 161,300 789,554
Kumpulan Fima BHD 35,900 20,830
#Lagenda Properties BHD 683,800 205,728
#LBS Bina Group BHD 1,132,400 114,916
#Leong Hup International BHD 1,712,600 267,849
Ω*Lotte Chemical Titan
Holding BHD 593,600 77,956
LPI Capital BHD 130,800 449,118
#Magnum BHD 957,300 317,728
Mah Sing Group BHD 1,741,000 432,340
#Malakoff Corp. BHD 1,369,900 353,269
Malayan Banking BHD 1,709,484 4,028,798
Malayan Cement BHD 165,500 271,091
#Malayan Flour Mills BHD 994,800 140,146

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
Malaysia Smelting Corp. BHD 594,800 $ 195,994
Malaysian Pacific Industries
BHD 10,600 75,931
Malaysian Resources Corp.
BHD 2,945,600 316,504
Matrix Concepts Holdings BHD 1,668,350 545,759
Maxis BHD 852,800 773,792
MBSB BHD 3,615,500 625,892
Mega First Corp. BHD 620,500 549,679
Mi Technovation BHD 124,600 94,015
#MISC BHD 450,000 837,034
#MKH BHD 282,400 72,151
MNRB Holdings BHD 541,800 244,509
Ω#MR DIY Group M BHD 1,594,800 609,284
Muhibbah Engineering M BHD 770,100 99,297
Nestle Malaysia BHD 23,900 644,866
#NEXG BHD 1,275,500 115,733
#OCK Group BHD 925,900 96,172
Padini Holdings BHD 385,900 174,152
Panasonic Manufacturing
Malaysia BHD, Class A 34,600 68,820
Pantech Group Holdings BHD 485,100 77,607
#Paramount Corp. BHD 338,800 85,752
Pecca Group BHD 275,800 88,904
#Perak Transit BHD 777,700 63,137
Petron Malaysia Refining &
Marketing BHD 71,300 64,184
#Petronas Chemicals Group
BHD 853,100 794,434
#Petronas Dagangan BHD 119,100 644,983
Petronas Gas BHD 138,500 611,808
Plenitude BHD 43,500 21,916
*PMB Technology BHD 45,800 13,123
Power Root BHD 112,200 34,292
PPB Group BHD 350,800 933,121
Press Metal Aluminium
Holdings BHD 854,800 1,291,997
Public Bank BHD 5,203,100 5,242,856
#QL Resources BHD 812,400 805,029
#*Ranhill Utilities BHD 424,311 186,421
RGB International BHD 784,500 44,957
RHB Bank BHD 1,449,892 2,343,784
Sam Engineering & Equipment
M BHD 32,875 38,229
#Sarawak Oil Palms BHD 363,550 323,792
#Scientex BHD 736,100 595,840
SD Guthrie BHD 772,300 973,673
Sime Darby BHD 2,291,100 1,121,479
#Sime Darby Property BHD 2,397,800 772,930
#SKP Resources BHD 1,295,200 242,773
*Solarvest Holdings BHD 313,100 227,274
Southern Cable Group BHD 50,900 24,915
SP Setia BHD Group 3,386,200 699,394
Sports Toto BHD 650,231 215,812
Sunway BHD 709,800 916,910
#Sunway Construction Group
BHD 229,100 321,659
#Syarikat Takaful Malaysia
Keluarga BHD 436,200 322,880
Shares Value †
MALAYSIA — (Continued)
Ta Ann Holdings BHD 336,100 $ 337,063
Taliworks Corp. BHD 253,500 32,384
Telekom Malaysia BHD 473,930 826,096
Tenaga Nasional BHD 558,600 1,771,301
#Teo Seng Capital BHD 302,500 82,342
Thong Guan Industries BHD 246,000 67,550
TIME dotCom BHD 315,900 359,800
#*Top Glove Corp. BHD 5,694,900 856,682
#*Tropicana Corp. BHD, Class
A 512,900 143,289
TSH Resources BHD 1,185,900 385,106
#Uchi Technologies BHD 272,300 201,559
#UEM Sunrise BHD 1,953,900 298,590
#Unisem M BHD 316,100 266,436
United Plantations BHD 106,950 633,324
#UOA Development BHD 448,400 198,076
*Vantris Energy BHD 1,185 156
#Velesto Energy BHD 6,746,000 402,698
ViTrox Corp. BHD 120,100 129,334
#VS Industry BHD 3,902,181 461,218
#Wasco BHD 468,200 96,703
*WCT Holdings BHD 1,503,700 269,287
#Wellcall Holdings BHD 329,600 99,163
#Westports Holdings BHD 465,444 572,358
#Yinson Holdings BHD 1,411,136 798,566
#YTL Corp. BHD 3,058,800 1,898,968
#YTL Power International BHD 867,360 826,353
Zetrix Ai BHD 6,776,786 1,367,331
TOTAL MALAYSIA 86,409,513
MEXICO — (1.5%)
#*Alpek SAB de CV 356,609 180,693
Alsea SAB de CV 186,263 515,169
America Movil SAB de CV,
ADR 409,741 9,329,803
America Movil SAB de CV,
Class B 1,284,680 1,467,394
Arca Continental SAB de CV 175,732 1,704,510
*Axtel SAB de CV 383,774 59,372
Ω#Banco del Bajio SA 1,474,144 3,780,019
#Becle SAB de CV 145,049 178,032
Bolsa Mexicana de Valores
SAB de CV 417,793 798,585
Cemex SAB de CV 64,847 65,995
Cemex SAB de CV,
Sponsored ADR 829,011 8,414,461
Coca-Cola Femsa SAB de CV 36,142 311,400
Coca-Cola Femsa SAB de CV,
Sponsored ADR 14,705 1,263,895
Consorcio ARA SAB de CV 142,400 27,096
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 157,380 104,855
Corp Inmobiliaria Vesta SAB
de CV 700,465 2,129,544
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 47,681
Corporativo Fragua SAB de
CV, Class H 242 6,998

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MEXICO — (Continued)
El Puerto de Liverpool SAB
de CV 74,459 $ 363,515
Fomento Economico Mexicano
SAB de CV 106,137 1,002,699
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 9,605 906,328
GCC SAB de CV 219,388 2,109,739
#Genomma Lab Internacional
SAB de CV, Class B 1,142,896 1,120,009
Gentera SAB de CV 2,098,482 4,999,752
Gruma SAB de CV, Class B 157,348 2,674,191
Grupo Aeroportuario del
Centro Norte SAB de CV 119,846 1,478,993
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 15,718 1,550,109
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 22,787 4,746,988
Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,235 128,293
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 8,064 2,438,070
#Grupo Bimbo SAB de CV,
Class A 276,346 956,333
#Grupo Carso SAB de CV 153,127 1,095,987
Grupo Comercial Chedraui SA
de CV 199,628 1,449,580
Grupo Financiero Banorte SAB
de CV, Class O 944,327 8,900,390
Grupo Financiero Inbursa SAB
de CV, Class O 807,819 1,964,736
Grupo Herdez SAB de CV 127,732 490,644
*Grupo Industrial Saltillo SAB
de CV 25,377 18,960
Grupo Mexico SAB de CV,
Class B 1,228,961 10,640,418
*Grupo Nutrisa SAB de CV 127,732 35,459
#Grupo Rotoplas SAB de CV 55,884 40,366
Grupo Televisa SAB 36,409 18,998
*Industrias Penoles SAB de
CV 144,296 5,982,083
Kimberly-Clark de Mexico SAB
de CV, Class A 869,479 1,685,387
KUO SAB De CV, Series B,
Class B 100 276
La Comer SAB de CV 403,420 874,839
Megacable Holdings SAB de
CV 828,618 2,374,435
*Minera Frisco SAB de CV 4,300 2,047
Ω*Nemak SAB de CV 834,455 176,773
*Ollamani SAB, Class A 10,583 35,226
Operadora De Sites
Mexicanos SAB de CV, Class
A 156,580 140,868
#Orbia Advance Corp. SAB
de CV 792,708 721,712
Organizacion Cultiba SAB de
CV 100 57
Shares Value †
MEXICO — (Continued)
*Organizacion Soriana SAB de
CV, Class B 300 $ 428
*Promotora de Hoteles Norte
19 SAB De CV, Class L 16,200 5,886
Promotora y Operadora de
Infraestructura SAB de CV 193,613 2,511,130
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 15 142
Qualitas Controladora SAB
de CV 304,943 2,769,250
Regional SAB de CV 484,250 3,610,307
*Vista Energy SAB de CV,
Sponsored ADR 6,236 302,134
Wal-Mart de Mexico SAB de
CV 970,340 3,212,586
TOTAL MEXICO 103,921,625
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 1,755 12,759
Credicorp, Ltd. 14,404 3,759,444
Intercorp Financial Services,
Inc. 2,415 103,917
TOTAL PERU 3,876,120
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc. 616,070 298,352
Aboitiz Power Corp. 384,700 269,650
ACEN Corp. 7,535,000 297,047
Alliance Global Group, Inc. 2,430,200 301,452
Apex Mining Co., Inc. 3,219,000 508,695
Asia United Bank Corp. 24,460 15,420
Ayala Corp. 72,280 574,801
Ayala Land, Inc. 2,452,500 829,308
Bank of the Philippine Islands 478,364 856,747
BDO Unibank, Inc. 1,648,878 3,740,445
Bloomberry Resorts Corp. 3,753,000 204,071
*Cebu Air, Inc., Class A 243,400 121,183
Century Pacific Food, Inc. 842,400 501,003
China Banking Corp. 464,930 403,703
Converge Information and
Communications Technology
Solutions, Inc. 2,211,500 479,503
D&L Industries, Inc. 1,449,300 111,068
DigiPlus Interactive Corp. 586,600 208,824
DMCI Holdings, Inc. 2,849,400 546,155
DoubleDragon Corp. 566,100 95,232
East West Banking Corp. 475,400 92,899
Emperador, Inc. 99,800 27,099
First Philippine Holdings Corp. 8,720 10,594
Ginebra San Miguel, Inc.,
Class A 28,810 136,878
Globe Telecom, Inc. 16,980 426,159
GT Capital Holdings, Inc. 70,680 656,357
International Container
Terminal Services, Inc. 411,120 3,702,525
JG Summit Holdings, Inc. 1,230,070 500,598
Jollibee Foods Corp. 172,930 636,476

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Keepers Holdings, Inc. (The),
Class A 1,477,000 $ 58,478
LT Group, Inc. 1,737,000 431,520
Manila Electric Co. 56,810 564,721
Manila Water Co., Inc. 877,100 517,914
Megaworld Corp. 9,588,000 324,216
Metropolitan Bank & Trust Co. 763,790 895,523
ΩMonde Nissin Corp. 1,135,000 130,183
Nickel Asia Corp. 3,024,000 188,582
Petron Corp. 853,000 34,062
Philex Mining Corp. 1,775,900 243,526
Philippine National Bank 355,380 311,599
Philippine Seven Corp. 56,660 39,667
PLDT, Inc. 27,315 519,844
#PLDT, Inc., Sponsored ADR 11,049 214,129
Puregold Price Club, Inc. 1,159,300 750,541
Rizal Commercial Banking
Corp. 3,700 1,597
Robinsons Land Corp. 1,663,700 421,226
Robinsons Retail Holdings,
Inc. 317,040 187,476
San Miguel Corp. 317,180 350,326
Security Bank Corp. 300,650 355,569
Semirara Mining & Power
Corp. 741,300 416,312
Shakey's Pizza Asia Ventures,
Inc. 4,200 522
SM Investments Corp. 14,650 181,476
SM Prime Holdings, Inc. 887,900 337,960
STI Education Systems
Holdings, Inc. 1,021,000 24,636
Synergy Grid & Development
Phils, Inc. 910,200 230,450
Union Bank of the Philippines 197,410 96,776
Universal Robina Corp. 348,730 432,579
Vista Land & Lifescapes, Inc.,
Class A 522,000 8,515
Wilcon Depot, Inc. 1,040,600 135,269
TOTAL PHILIPPINES 24,957,438
POLAND — (1.1%)
AB SA 12,321 324,887
*Action SA 12,076 100,633
#Agora SA 14,977 37,260
Alior Bank SA 140,646 3,920,174
Ω*Allegro.eu SA 125,151 1,170,111
AmRest Holdings SE 22,001 88,242
Apator SA 8,674 55,241
*Arctic Paper SA 26,057 59,882
ASBISc Enterprises PLC 21,571 174,322
Asseco Poland SA 50,801 2,957,196
Asseco South Eastern Europe
SA 5,041 90,301
Auto Partner SA 49,027 239,422
Bank Handlowy w Warszawie
SA 26,121 736,202
*Bank Millennium SA, Class A 390,934 1,635,778
*Bank Ochrony Srodowiska SA 5,707 18,621
Bank Polska Kasa Opieki SA 92,814 4,765,207
Shares Value †
POLAND — (Continued)
#Benefit Systems SA 1,607 $ 1,365,297
BNPP Bank Polska SA 2,623 80,325
Boryszew SA 55,015 89,455
#Budimex SA 6,042 960,498
#*Bumech SA 2,651 20,762
#*CCC SA, Class A 46,600 1,906,938
CD Projekt SA 12,238 841,736
Celon Pharma SA 7,845 45,816
#*Cognor Holding SA, Class A 124,142 222,043
Cyber Folks SA 7,648 383,436
#*Cyfrowy Polsat SA 267,205 960,200
*Datawalk SA 3,041 75,176
Develia SA 323,679 716,655
Ω*Dino Polska SA 156,046 1,863,671
Dom Development SA 7,087 472,467
*Echo Investment SA 256 382
#Elektrotim SA 4,969 67,600
*Enea SA 449,646 2,524,842
Erbud SA 16 124
#Eurocash SA 49,782 108,738
*Fabryki Mebli Forte SA 12 85
#Ferro SA, Class A 8,984 76,449
Globe Trade Centre SA 60 59
#*Grupa Azoty SA 61,401 311,331
Grupa Kety SA 9,623 2,424,005
Grupa Pracuj SA 3,054 46,927
Ω*HUUUGE, Inc. 8,717 57,050
ING Bank Slaski SA 10,781 921,790
#Inter Cars SA 4,362 652,527
KGHM Polska Miedz SA 74,044 3,889,818
LPP SA 450 2,186,585
*Lubawa SA 16,786 45,104
Lubelski Wegiel Bogdanka SA 14,809 86,285
*mBank SA 7,267 1,932,352
Mirbud SA 69,388 255,739
#Mo-BRUK SA 2,650 210,779
#*Mostostal Zabrze SA 43,657 79,269
Neuca SA 1,144 230,660
NEWAG SA 20 493
Orange Polska SA 503,164 1,226,957
ORLEN SA 330,648 8,966,027
PCC Rokita SA 2,744 50,790
#Pepco Group NV 80,768 608,934
*PGE Polska Grupa
Energetyczna SA, Class A 930,715 2,824,934
*PKP Cargo SA 50,304 218,666
PlayWay SA 1,437 104,367
*Polimex-Mostostal SA 40,603 65,361
Powszechna Kasa
Oszczednosci Bank Polski SA 285,159 5,850,010
Powszechny Zaklad
Ubezpieczen SA 252,020 4,033,686
Santander Bank Polska SA 9,684 1,278,603
Synektik SA 6,024 429,353
*Tauron Polska Energia SA 1,354,082 3,669,599
TEN Square Games SA 743 18,223
Torpol SA 16,220 234,289
*Toya SA 8,568 24,241

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
POLAND — (Continued)
Unimot SA, Class F 3,871 $ 137,006
Votum SA 5,643 71,417
Voxel SA 316 13,034
VRG SA 42,352 50,960
Warsaw Stock Exchange 11,583 191,794
Wirtualna Polska Holding SA 4,063 61,000
ΩXTB SA 81,771 1,544,563
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,237 71,765
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 24,398 148,107
TOTAL POLAND 74,380,633
QATAR — (0.6%)
Aamal Co. 2,184,963 474,079
Ahli Bank QSC 59,820 59,311
Al Khaleej Takaful Group QSC 388,306 253,823
Al Meera Consumer Goods
Co. QSC 88,621 355,360
Al Rayan Bank 3,247,192 2,086,015
*Baladna 1,755,494 736,237
Barwa Real Estate Co. 2,055,177 1,484,514
Commercial Bank PSQC (The) 1,273,217 1,447,712
*Dlala Brokerage &
Investments Holding Co. QSC 200,967 55,527
Doha Bank QPSC 2,732,748 1,883,877
Doha Insurance Co. QSC 157,888 109,407
Dukhan Bank 269,972 257,812
*Estithmar Holding QPSC,
Class A 1,481,662 1,668,853
Gulf International Services
QSC 2,340,513 1,986,961
Gulf Warehousing Co. 591,063 416,390
Industries Qatar QSC 64,228 224,031
Lesha Bank LLC 1,485,891 736,620
Mannai Corp. QSC 169,090 246,135
Mazaya Real Estate
Development QPSC 1,144,623 193,023
Medicare Group 251,604 449,100
Mesaieed Petrochemical
Holding Co. 2,098,993 720,610
Ooredoo QPSC 508,047 1,890,700
Qatar Aluminum Manufacturing
Co. 3,426,075 1,460,387
Qatar Electricity & Water Co.
QSC 152,182 641,998
Qatar Fuel QSC 208,906 860,640
Qatar Gas Transport Co., Ltd. 1,789,492 2,176,290
Qatar Industrial Manufacturing
Co. QSC 293,085 194,397
Qatar Insurance Co. SAQ 887,517 499,457
Qatar International Islamic
Bank QSC 297,591 909,692
Qatar Islamic Bank QPSC 243,479 1,637,013
Qatar Islamic Insurance Group 72,566 175,864
Qatar National Bank QPSC 2,865,921 14,553,936
Qatar National Cement Co.
QSC 422,474 353,319
QLM Life & Medical Insurance
Co. WLL 112,992 78,793
Shares Value †
QATAR — (Continued)
Salam International
Investment, Ltd. QSC 1,333,729 $ 276,563
United Development Co. QSC 2,584,117 669,273
Vodafone Qatar PQSC 2,541,184 1,678,535
*Widam Food Co. 130,965 71,508
Zad Holding Co. 52,562 201,817
TOTAL QATAR 44,175,579
SAUDI ARABIA — (2.9%)
Abdullah Al Othaim Markets
Co. 108,505 220,473
*ACWA Power Co. 11,563 745,244
Ades Holding Co. 431,208 1,943,233
*Advanced Building Industries
Co. 1,126 10,695
*Advanced Petrochemical Co. 114,929 1,158,438
Al Babtain Power &
Telecommunication Co. 108,751 1,816,794
Al Hammadi Holding 104,403 972,162
Al Hassan Ghazi Ibrahim
Shaker Co. 27,490 191,909
Al Jouf Agricultural
Development Co. 17,790 218,215
*Al Jouf Cement Co. 66,712 124,524
*Al Khaleej Training and
Education Co. 35,059 273,356
Al Masane Al Kobra Mining
Co. 40,892 823,259
Al Rajhi Bank 783,710 22,089,289
*Al Rajhi Co. for Co-operative
Insurance 14,104 443,412
Al Yamamah Steel Industries
Co. 28,800 282,613
Alamar Foods 13,025 169,214
Alandalus Property Co. 30,665 163,458
Alaseel Co. 212,330 202,130
Al-Dawaa Medical Services
Co. 31,450 550,563
Aldrees Petroleum and
Transport Services Co. 56,764 2,320,419
Al-Etihad Cooperative
Insurance Co. 29,538 85,224
Alinma Bank 596,994 4,123,074
AlJazira Takaful Ta'awuni Co. 44,092 145,321
Alkhorayef Water and Power
Technologies Co. 15,291 613,654
*Allianz Saudi Fransi
Cooperative Insurance Co. 33,199 121,105
Almarai Co. JSC 309,014 4,085,414
Almawarid Manpower Co. 4,119 147,180
Almunajem Foods Co. 16,876 260,105
*Alujain Corp. 49,719 424,252
*Anaam International Holding
Group Co. 14,578 58,426
Arab National Bank 364,144 2,353,733
*Arabia Insurance Cooperative
Co. 29,174 83,240
Arabian Cement Co. 69,680 411,374
ΩArabian Centres Co. 166,125 968,802
Arabian Drilling Co. 43,143 1,018,709

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Arabian Internet &
Communications Services Co. 16,769 $ 1,125,938
Arabian Pipes Co. 184,531 280,476
*Arabian Shield Cooperative
Insurance Co. 56,930 198,108
Arriyadh Development Co. 122,957 965,256
*ARTEX Industrial Investment
Co. 50,279 187,835
*Ash-Sharqiyah Development
Co. 10,772 46,619
Astra Industrial Group Co. 27,763 1,103,073
Ataa Educational Co. 7,236 130,339
*BAAN Holding Group Co. 158,726 90,999
Baazeem Trading Co., Class A 32,224 59,548
Bank Albilad 390,872 3,091,413
*Bank Al-Jazira 740,188 2,492,853
Banque Saudi Fransi 508,321 2,416,800
Basic Chemical Industries, Ltd. 15,018 112,530
Bawan Co. 43,413 655,221
BinDawood Holding Co. 280,257 427,468
Bupa Arabia for Cooperative
Insurance Co. 29,379 1,284,790
Catrion Catering Holding Co. 43,318 1,116,982
*Chubb Arabia Cooperative
Insurance Co. 20,101 172,058
City Cement Co. 100,589 391,074
Co. for Cooperative Insurance
(The) 43,143 1,566,891
Dallah Healthcare Co. 18,296 751,326
*Dar Al Arkan Real Estate
Development Co., Class A 810,014 3,717,275
Dr. Sulaiman Al Habib Medical
Services Group Co. 40,911 2,969,475
East Pipes Integrated Co. for
Industry 19,470 754,887
Eastern Province Cement Co. 68,141 469,155
Electrical Industries Co. 975,982 3,000,699
Elm Co. 4,112 1,037,827
*Emaar Economic City 209,183 710,636
Etihad Atheeb
Telecommunication Co. 9,160 262,576
Etihad Etisalat Co. 534,035 9,647,846
*Fawaz Abdulaziz Al Hokair
& Co. 75,626 486,205
First Milling Co. 28,300 405,240
Fitaihi Holding Group 124,081 107,533
Gulf Insurance Group 38,338 258,234
*Gulf Union Cooperative
Insurance Co. 30,714 98,281
*Herfy Food Services Co. 31,802 177,236
Jamjoom Pharmaceuticals
Factory Co. 7,566 314,733
Jarir Marketing Co. 278,440 1,054,317
*Jazan Development and
Investment Co. 17,111 49,278
L'Azurde Co. for Jewelry 33,116 110,382
Leejam Sports Co. JSC 22,683 773,611
*Liva Insurance Co., Class H 35,083 123,768
*Lumi Rental Co. 35,294 587,739
Shares Value †
SAUDI ARABIA — (Continued)
Maharah Human Resources
Co. 177,373 $ 262,029
*Malath Cooperative Insurance
Co. 29,936 99,144
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 110,721 452,314
*Methanol Chemicals Co. 33,011 88,378
Middle East Healthcare Co. 61,843 843,505
*Middle East Paper Co. 120,469 867,985
Middle East Specialized
Cables Co. 27,832 218,194
Mobile Telecommunications
Co. Saudi Arabia 808,443 2,476,970
*Mouwasat Medical Services
Co. 31,717 649,961
Nahdi Medical Co. 22,083 683,074
*Najran Cement Co. 97,718 196,210
*Nama Chemicals Co. 10,225 71,109
*National Agriculture
Development Co. (The) 170,821 949,271
National Co. for Glass
Industries (The) 21,315 231,898
*National Co. for Learning &
Education 7,580 349,677
National Gas &
Industrialization Co. 15,940 378,082
*National Gypsum 14,054 72,403
*National Industrialization Co. 485,446 1,496,408
National Medical Care Co. 16,026 758,106
*National Metal Manufacturing
& Casting Co., Class A 22,420 99,720
Northern Region Cement Co. 98,542 211,003
*Perfect Presentation For
Commercial Services Co.,
Class A 47,350 128,913
*Power & Water Utility Co. for
Jubail & Yanbu 60,539 680,270
Qassim Cement Co. (The) 71,170 800,868
*Rabigh Refining &
Petrochemical Co. 250,268 599,952
*Red Sea International Co. 19,938 215,322
Retal Urban Development Co. 178,854 561,341
Riyad Bank 702,094 5,088,574
Riyadh Cables Group Co. 19,637 741,987
Riyadh Cement Co. 77,862 546,050
SABIC Agri-Nutrients Co. 111,121 3,632,771
Sahara International
Petrochemical Co. 215,394 1,085,542
SAL Saudi Logistics Services 1,936 90,756
*Saudi Arabian Amiantit Co. 38,692 208,825
*Saudi Arabian Mining Co. 302,190 5,177,315
ΩSaudi Arabian Oil Co. 2,100,628 14,507,757
Saudi Aramco Base Oil Co. 31,358 806,496
*Saudi Automotive Services
Co. 36,976 706,953
Saudi Awwal Bank 413,930 3,571,797
Saudi Basic Industries Corp. 42,113 685,572
Saudi Cement Co. 121,671 1,241,319

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Saudi Ceramic Co. 92,544 $ 752,661
Saudi Chemical Co. Holding 759,999 1,495,618
*Saudi Co. For Hardware
CJSC 13,760 121,817
*Saudi Darb Investment Co. 93,543 71,090
Saudi Electricity Co. 285,369 1,219,808
Saudi Industrial Investment
Group 186,692 811,455
Saudi Investment Bank (The) 322,312 1,181,763
*Saudi Kayan Petrochemical
Co. 1,018,212 1,601,923
Saudi Marketing Co. 36,993 163,552
Saudi National Bank (The) 983,334 10,457,011
*Saudi Paper Manufacturing
Co. 17,637 252,787
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 62,737 506,560
*Saudi Public Transport Co. 149,738 506,693
*Saudi Real Estate Co. 126,292 484,605
*Saudi Reinsurance Co. 106,142 878,538
*Saudi Research & Media
Group 17,608 806,649
Saudi Steel Pipe Co. 23,937 331,594
Saudi Tadawul Group Holding
Co. 6,798 360,733
Saudi Telecom Co. 1,120,405 13,498,100
Saudia Dairy & Foodstuff Co. 14,894 1,139,048
Savola Group (The) 176,804 1,161,202
Scientific & Medical Equipment
House Co. 14,677 153,339
*Seera Group Holding 326,293 2,695,507
*Sinad Holding Co. 67,775 188,678
Southern Province Cement Co. 94,515 630,075
Sumou Real Estate Co. 17,347 179,384
Sustained Infrastructure
Holding Co. 67,160 654,023
Tabuk Cement Co. 49,774 134,982
*Takween Advanced Industries
Co. 36,899 71,138
Tanmiah Food Co. 12,180 256,582
Theeb Rent A Car Co. 29,733 516,937
*Umm Al-Qura Cement Co. 33,631 123,667
United Electronics Co. 42,822 1,012,843
United International
Transportation Co. 76,837 1,515,165
United Wire Factories Co. 12,566 83,435
*Wafrah for Industry and
Development 9,743 69,367
*Walaa Cooperative Insurance
Co. 46,792 145,486
*Wataniya Insurance Co. 34,680 135,108
Yamama Cement Co. 137,379 1,003,742
Yanbu Cement Co. 90,800 392,482
Yanbu National Petrochemical
Co. 98,344 904,729
Zahrat Al Waha For Trading
Co. 9,105 62,883
TOTAL SAUDI ARABIA 196,670,123
Shares Value †
SOUTH AFRICA — (3.0%)
Absa Group, Ltd. 571,313 $ 6,389,344
Adcock Ingram Holdings, Ltd. 63,678 274,331
Advtech, Ltd. 503,333 1,026,268
AECI, Ltd. 170,776 881,739
African Rainbow Minerals, Ltd. 150,797 1,500,792
Afrimat, Ltd. 127,243 334,176
Alexander Forbes Group
Holdings, Ltd. 9,907 4,704
Altron, Ltd., Class A 128,746 136,676
Anglogold Ashanti PLC 1,362 94,379
Anglogold Ashanti PLC 96,069 6,532,692
Aspen Pharmacare Holdings,
Ltd. 115,465 653,652
Astral Foods, Ltd. 74,936 968,277
AVI, Ltd. 348,765 1,941,775
Barloworld, Ltd. 344,972 2,374,450
Bell Equipment, Ltd. 14,090 35,037
Bid Corp., Ltd. 131,584 3,256,026
Bidvest Group, Ltd. 247,609 3,214,024
#*Blu Label Unlimited Group,
Ltd. 798,406 570,274
Capitec Bank Holdings, Ltd.,
Class F 18,372 4,062,425
Cashbuild, Ltd., Class A 8,661 68,918
City Lodge Hotels, Ltd. 323,490 76,522
Clicks Group, Ltd. 168,936 3,557,963
Coronation Fund Managers,
Ltd. 259,857 738,829
#Curro Holdings, Ltd. 201,363 153,585
DataTec, Ltd. 419,081 1,738,222
ΩDis-Chem Pharmacies, Ltd. 496,696 971,756
Discovery, Ltd. 196,349 2,467,206
DRDGOLD, Ltd. 242,259 614,016
DRDGOLD, Ltd., ADR 18,369 463,450
Famous Brands, Ltd. 61,766 193,361
FirstRand, Ltd. 1,970,043 9,346,409
Foschini Group, Ltd. 579,955 3,081,717
Gold Fields, Ltd. 3,094 121,033
#Gold Fields, Ltd., Sponsored
ADR 479,012 18,398,851
Grindrod, Ltd. 894,102 874,371
Harmony Gold Mining Co., Ltd. 146,324 2,458,361
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 369,161 6,094,848
Hudaco Industries, Ltd. 36,948 378,913
Impala Platinum Holdings, Ltd. 308,966 3,322,733
Investec, Ltd. 198,301 1,492,020
Invicta Holdings, Ltd. 144 317
*iOCO, Ltd. 374,672 90,790
#Italtile, Ltd. 407,446 217,210
JSE, Ltd. 70,900 576,445
*KAP, Ltd., Class A 2,524,701 238,887
Kumba Iron Ore, Ltd. 65,294 1,300,606
Lewis Group, Ltd. 65,819 317,465
Life Healthcare Group
Holdings, Ltd. 1,673,905 1,146,358
Merafe Resources, Ltd. 1,408,571 89,394
*Metair Investments, Ltd.,
Class H 80,092 30,498

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Momentum Group, Ltd. 2,300,644 $ 4,433,377
Motus Holdings, Ltd. 279,312 1,681,754
Mpact, Ltd. 292 395
Mr.Price Group, Ltd. 298,791 3,566,185
MTN Group, Ltd. 1,125,073 11,225,090
*Nampak, Ltd. 8,482 235,392
Nedbank Group, Ltd. 350,801 4,779,758
NEPI Rockcastle NV 295,992 2,397,650
Netcare, Ltd. 2,109,177 1,775,444
Ninety One, Ltd. 202,790 603,719
Northam Platinum Holdings,
Ltd. 398,740 6,670,398
#Oceana Group, Ltd. 120,635 340,137
Old Mutual, Ltd. 6,812,460 5,325,766
Omnia Holdings, Ltd. 248,228 1,091,158
OUTsurance Group, Ltd. 357,757 1,506,780
ΩPepkor Holdings, Ltd. 1,994,299 3,037,617
*Pick n Pay Stores, Ltd. 705,845 1,152,483
PPC, Ltd. 1,797,548 571,440
Premier Group, Ltd. 5,902 55,164
PSG Financial Services, Ltd. 586,737 834,448
Rainbow Chicken 404 102
Raubex Group, Ltd. 300,946 720,048
RCL Foods, Ltd. 404 227
Reunert, Ltd. 239,983 773,152
RFG Holdings, Ltd. 40,563 50,503
Sanlam, Ltd. 1,075,645 5,645,546
Santam, Ltd. 42,943 1,024,711
Sappi, Ltd. 442,412 578,907
*Sasol, Ltd., Class A 44,088 273,952
Shoprite Holdings, Ltd. 263,680 4,412,542
#*Sibanye Stillwater, Ltd.,
Class A 2,751,890 7,355,838
#*Sibanye Stillwater, Ltd.,
Class A, ADR 153,878 1,624,952
Southern Sun, Ltd. 976,657 518,404
*SPAR Group, Ltd. (The) 240,490 1,515,299
Spur Corp., Ltd. 18,373 38,288
Stadio Holdings, Ltd. 116,768 74,847
Standard Bank Group, Ltd. 762,140 11,193,443
Sun International, Ltd. 236,940 530,817
Super Group, Ltd. 671,141 621,868
Telkom SA SOC, Ltd. 708,349 1,983,336
Thungela Resources, Ltd. 197,088 870,451
Tiger Brands, Ltd. 159,499 3,022,038
Truworths International, Ltd. 381,472 1,141,170
Tsogo Sun, Ltd. 221,184 90,222
Valterra Platinum, Ltd. 68,956 4,272,825
Vodacom Group, Ltd. 327,546 2,646,447
We Buy Cars Holdings, Ltd. 157,480 417,948
Wilson Bayly Holmes-Ovcon,
Ltd. 62,871 549,616
Woolworths Holdings, Ltd. 678,568 2,049,896
Zeda, Ltd. 296,888 210,686
TOTAL SOUTH AFRICA 200,364,331
TAIWAN — (20.5%)
#104 Corp. 13,000 94,727
91APP, Inc. 68,000 159,487
Shares Value †
TAIWAN — (Continued)
ABC Taiwan Electronics Corp. 61,950 $ 47,358
#Ability Enterprise Co., Ltd. 352,735 985,652
Ability Opto-Electronics
Technology Co., Ltd. 15,000 48,112
Abnova Corp. 31,000 25,513
#AcBel Polytech, Inc. 867,723 1,230,693
Accton Technology Corp. 277,000 9,731,629
Ace Pillar Co., Ltd. 7,000 20,243
Acer Cyber Security, Inc. 11,736 67,382
Acer E-Enabling Service
Business, Inc. 17,000 127,192
#Acer, Inc. 1,693,000 1,654,945
#ACES Electronic Co., Ltd. 429,000 962,916
*Acme Electronics Corp. 97,000 92,138
*Acon Holding, Inc. 461,000 123,719
Acter Group Corp., Ltd. 114,000 2,855,470
#Action Electronics Co., Ltd. 259,000 95,205
Actron Technology Corp. 98,968 447,499
ADATA Technology Co., Ltd. 605,343 3,898,960
ADDCN Technology Co., Ltd. 46,893 266,949
#*Adimmune Corp. 441,000 272,568
Adlink Technology, Inc. 90,000 173,612
#Advanced Ceramic X Corp. 57,000 220,650
Advanced Energy Solution
Holding Co., Ltd. 30,000 1,151,557
#Advanced International
Multitech Co., Ltd. 174,000 337,914
Advanced Optoelectronic
Technology, Inc. 162,000 80,101
Advanced Power Electronics
Corp. 100,000 333,431
Advanced Wireless
Semiconductor Co. 123,000 444,130
#Advancetek Enterprise Co.,
Ltd. 291,000 333,210
#Advantech Co., Ltd. 87,896 896,373
#Aero Win Technology Corp. 48,000 67,688
Aerospace Industrial
Development Corp. 155,000 266,224
#AIC, Inc. 38,337 474,520
Airoha Technology Corp. 18,000 292,769
Airtac International Group 90,000 2,667,122
Alchip Technologies, Ltd. 17,000 1,932,761
#Alexander Marine Co., Ltd. 11,544 73,227
Algoltek, Inc. 39,000 74,597
*ALI Corp. 35,400 32,589
#All Ring Tech Co., Ltd., Class
A 43,313 519,204
Allied Supreme Corp. 53,000 427,572
Allis Electric Co., Ltd., Class A 180,448 648,629
#Alltek Technology Corp. 268,000 278,976
#Alltop Technology Co., Ltd. 60,000 482,092
#Alpha Networks, Inc. 303,000 320,338
#Altek Corp. 921,624 1,488,521
#Amazing Microelectronic
Corp. 97,443 316,664
AMPACS Corp. 110,000 105,023
Ampak Technology, Inc. 48,000 106,490
Ampire Co., Ltd. 120,000 98,370

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Ample Electronic Technology
Co., Ltd. 30,450 $ 169,877
#AMPOC Far-East Co., Ltd. 88,884 262,248
AmTRAN Technology Co., Ltd. 581,294 265,677
Amulaire Thermal Technology,
Inc. 56,000 66,491
Analog Integrations Corp. 13,000 56,244
#Anderson Industrial Corp. 431,000 201,192
Anji Technology Co., Ltd. 160,037 194,183
Anpec Electronics Corp. 20,000 155,818
Aopen, Inc. 35,000 55,049
#Apac Opto Electronics, Inc. 40,000 105,136
#Apacer Technology, Inc. 105,000 353,518
#APAQ Technology Co., Ltd. 30,000 180,541
Apex Biotechnology Corp. 85,000 90,970
#Apex Dynamics, Inc. 9,000 196,155
#Apex International Co., Ltd. 419,641 284,620
Apex Science & Engineering 145,370 52,018
#ARBOR Technology Corp. 52,000 69,100
*Arcadyan Technology Corp. 198,000 1,297,843
Ardentec Corp. 1,005,000 3,056,748
Ares International Corp. 8,000 13,194
#Argosy Research, Inc. 94,000 561,107
Arizon RFID Technology
Cayman Co., Ltd. 29,000 133,015
#ASE Technology Holding
Co., Ltd. 1,758,000 14,153,899
ASE Technology Holding Co.,
Ltd., ADR 190,000 3,041,900
Asia Electronic Material Co.,
Ltd. 44,000 32,849
Asia Metal Industries, Inc. 12,000 70,264
#Asia Optical Co., Inc. 408,000 2,083,732
#Asia Polymer Corp. 408,000 166,566
#Asia Tech Image, Inc. 86,000 213,454
Asia Vital Components Co.,
Ltd. 203,788 9,446,599
ASIX Electronics Corp. 52,000 161,205
ASMedia Technology, Inc. 5,000 235,028
ASolid Technology Co., Ltd. 33,000 84,376
ASPEED Technology, Inc. 13,000 2,313,197
ASROCK, Inc. 59,000 616,083
Asustek Computer, Inc. 265,000 6,008,425
#ATE Energy International
Co., Ltd. 104,000 101,662
*Aten International Co., Ltd. 102,000 201,073
Auden Techno Corp. 28,239 89,289
#AUO Corp. 4,212,800 1,665,057
AURAS Technology Co., Ltd. 26,000 892,294
Aurona Industries, Inc. 64,000 58,085
Aurora Corp., Class A 27,000 50,678
Avalue Technology, Inc. 66,000 239,387
Avermedia Technologies 116,000 148,297
Axiomtek Co., Ltd. 99,072 265,236
#Azurewave Technologies,
Inc. 198,000 471,475
*Bafang Yunji International
Co., Ltd. 46,000 288,052
Bank of Kaohsiung Co., Ltd. 842,537 331,632
Shares Value †
TAIWAN — (Continued)
#Baotek Industrial Materials,
Ltd. 46,000 $ 74,744
Basso Industry Corp. 108,000 114,531
BenQ Materials Corp. 195,000 131,941
#*BES Engineering Corp. 2,656,000 1,326,229
Best Precision Industrial Co.,
Ltd. 19,000 67,987
Billion Electric Co., Ltd. 94,000 72,623
#Bin Chuan Enterprise Co.,
Ltd. 146,000 317,732
B'in Live Co., Ltd. 36,000 92,164
Bionet Corp. 2,772 9,333
Bionime Corp. 33,496 67,121
#*Biostar Microtech
International Corp. 191,000 141,661
#Bioteque Corp. 60,000 240,070
Bizlink Holding, Inc. 159,099 7,219,775
Bon Fame Co., Ltd. 36,000 59,842
Bonny Worldwide, Ltd. 21,000 106,226
Bora Pharmaceuticals Co., Ltd. 63,309 1,278,907
Brave C&H Supply Co., Ltd. 40,000 94,597
Bright Led Electronics Corp. 79,000 52,682
#Brightek Optoelectronic Co.,
Ltd. 119,000 161,036
Brighten Optix Corp., Class A 10,120 65,347
Brighton-Best International
Taiwan, Inc. 374,000 407,566
#Brillian Network & Automation
Integrated System Co., Ltd. 50,899 394,065
#Brogent Technologies, Inc. 50,000 154,842
#C Sun Manufacturing, Ltd. 151,000 869,425
#*Calin Technology Co., Ltd. 122,000 134,934
Calitech Co., Ltd. 19,000 35,106
*Caliway Biopharmaceuticals
Co., Ltd. 40,000 195,830
Cameo Communications, Inc. 287,000 93,361
#Capital Futures Corp. 150,670 242,613
Capital Securities Corp. 2,461,000 1,957,368
Career Technology MFG. Co.,
Ltd. 747,089 360,895
#Castles Technology Co., Ltd. 98,412 227,935
#Caswell, Inc. 62,000 169,819
Cathay Chemical Works 67,000 97,969
#Cathay Consolidated, Inc. 52,000 137,016
#Cathay Financial Holding
Co., Ltd. 3,087,135 6,427,138
Cathay Real Estate
Development Co., Ltd. 705,000 524,031
#CCP Contact Probes Co.,
Ltd. 132,473 233,565
#Celxpert Energy Corp. 264,747 351,377
Cenra, Inc. 126,000 139,358
#Central Reinsurance Co., Ltd. 570,000 455,206
Century Iron & Steel Industrial
Co., Ltd. 253,000 1,263,313
#Chain Chon Industrial Co.,
Ltd. 174,000 62,262
ChainQui Construction
Development Co., Ltd. 81,000 38,997

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Chaintech Technology Corp. 19,000 $ 18,048
#Champion Building Materials
Co., Ltd. 213,200 62,973
#Champion Microelectronic
Corp. 43,000 102,950
Chang Hwa Commercial Bank,
Ltd. 2,178,230 1,402,978
Chang Wah Technology Co.,
Ltd. 411,500 539,457
#Channel Well Technology
Co., Ltd. 420,000 1,056,114
Chant Sincere Co., Ltd. 59,000 76,962
Charoen Pokphand Enterprise 240,600 1,072,255
Chateau International
Development Co., Ltd. 10,481 9,308
CHC Healthcare Group 203,000 284,944
CHC Resources Corp. 80,000 182,948
Chen Full International Co.,
Ltd. 141,000 183,239
Chenbro Micom Co., Ltd. 85,000 2,563,189
Cheng Fwa Industrial Co., Ltd. 105,000 73,436
#Cheng Loong Corp. 585,000 325,412
#Cheng Mei Materials
Technology Corp. 593,893 264,674
Cheng Shin Rubber Industry
Co., Ltd. 1,736,000 1,801,451
Cheng Uei Precision Industry
Co., Ltd. 589,000 946,508
#Chenming Electronic
Technology Corp. 197,000 797,843
Chia Chang Co., Ltd. 19,000 25,619
Chicony Electronics Co., Ltd. 516,000 2,182,102
#Chicony Power Technology
Co., Ltd. 209,000 613,246
Chief Telecom, Inc. 24,600 288,884
Chieftek Precision Co., Ltd. 53,000 130,685
Chien Shing Harbour Service
Co., Ltd. 56,000 78,514
*Chien Shing Stainless Steel
Co., Ltd., Class A 120,974 38,251
Chime Ball Technology Co.,
Ltd. 45,000 50,576
#China Airlines, Ltd. 3,927,000 2,554,894
China Bills Finance Corp. 878,000 475,544
China Container Terminal
Corp. 111,000 92,256
China Ecotek Corp. 35,000 62,962
China Fineblanking
Technology Co., Ltd. 41,000 33,810
#China General Plastics Corp. 468,000 168,986
China Glaze Co., Ltd. 155,000 92,523
*China Man-Made Fiber Corp. 1,755,000 356,812
#China Metal Products 426,000 363,765
#China Motor Corp. 395,000 749,114
#China Steel Chemical Corp. 171,000 452,796
China Steel Corp. 4,342,000 2,627,149
China Steel Structure Co., Ltd. 100,000 133,860
#China Wire & Cable Co., Ltd. 127,000 157,815
Shares Value †
TAIWAN — (Continued)
Chinese Maritime Transport,
Ltd. 66,000 $ 122,592
Ching Feng Home Fashions
Co., Ltd. 178,837 115,187
#Chin-Poon Industrial Co., Ltd. 928,000 990,156
*Chip Hope Co., Ltd. 40,000 66,491
Chipbond Technology Corp. 961,000 1,863,166
ChipMOS Technologies, Inc. 909,000 961,013
Chlitina Holding, Ltd. 61,237 199,203
Chong Hong Construction Co.,
Ltd. 237,000 606,744
Chroma ATE, Inc. 250,000 6,660,486
Chun YU Works & Co., Ltd. 25,000 12,809
Chun Yuan Steel Industry Co.,
Ltd. 569,000 354,457
#Chung Hung Steel Corp. 1,374,000 661,501
Chung Hwa Chemical
Industrial Works, Ltd. 42,000 48,092
Chung Hwa Food Industrial
Co., Ltd. 57,300 160,860
Chung Hwa Pulp Corp. 518,000 210,631
Chung Lien Co., Ltd. 37,000 44,774
Chung Tai Resource
Technology Corp. 20,000 64,669
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 616,000 3,065,873
Chunghwa Precision Test
Tech Co., Ltd. 22,000 1,152,207
Chunghwa Telecom Co., Ltd. 597,000 2,544,062
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 68,461 2,915,069
Chyang Sheng Texing Co.,
Ltd. 103,000 56,960
CKM Applied Materials Corp. 35,000 31,993
Cleanaway Co., Ltd. 80,000 628,477
#C-Media Electronics, Inc. 77,000 102,321
#CoAsia Electronics Corp. 69,000 120,982
Collins Co., Ltd. 102,000 45,291
#Compal Electronics, Inc. 3,140,000 3,375,850
#Compeq Manufacturing Co.,
Ltd. 1,348,000 3,828,125
Complex Micro Interconnection
Co., Ltd. 56,000 71,045
#Compucase Enterprise 49,000 159,396
Concord International
Securities Co., Ltd. 303,537 157,984
Concord Securities Co., Ltd. 776,325 321,985
#Continental Holdings Corp. 534,000 376,081
#Contrel Technology Co., Ltd. 153,000 196,345
#Coremax Corp. 115,561 240,964
#Coretronic Corp. 694,000 1,977,632
#Co-Tech Development Corp. 407,000 3,104,697
#Coxon Precise Industrial Co.,
Ltd. 122,000 51,195
#Crowell Development Corp. 246,550 247,825
Cryomax Cooling System
Corp. 71,000 92,962
*CSBC Corp., Class H 389,762 248,506

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
CTBC Financial Holding Co.,
Ltd. 10,707,000 $ 14,576,232
CTCI Advanced Systems, Inc. 15,000 85,391
#CTCI Corp. 921,806 914,579
Cub Elecparts, Inc. 30,000 99,053
CviLux Corp. 87,000 232,068
Cyberlink Corp. 60,000 183,468
CyberPower Systems, Inc. 56,450 439,796
#*CyberTAN Technology, Inc. 534,000 462,935
Cystech Electronics Corp. 34,000 83,836
DA CIN Construction Co., Ltd. 269,000 574,035
Dafeng TV, Ltd. 86,000 137,221
#Dah San Electric Wire &
Cable Co., Ltd. 95,315 142,782
#Da-Li Development Co., Ltd. 399,030 640,582
#Darfon Electronics Corp. 260,000 304,479
Darwin Precisions Corp. 447,700 163,112
Davicom Semiconductor, Inc. 78,000 62,926
#Daxin Materials Corp. 88,000 1,092,092
#De Licacy Industrial Co., Ltd. 378,000 134,029
Delpha Construction Co., Ltd. 502,000 483,368
Delta Electronics, Inc. 641,000 20,747,373
Depo Auto Parts Ind Co., Ltd. 164,000 728,213
Desiccant Technology Corp. 15,400 73,892
#DFI, Inc. 42,000 93,452
Dimerco Data System Corp. 49,000 194,463
Dimerco Express Corp. 163,802 427,875
#D-Link Corp. 1,486,000 807,267
DONPON PRECISION, Inc. 118,100 182,868
Dr Wu Skincare Co., Ltd. 12,000 47,038
Draytek Corp. 80,000 71,045
#Drewloong Precision, Inc. 38,681 190,630
Dyaco International, Inc. 143,259 106,252
Dynamic Holding Co., Ltd. 879,000 2,570,577
#Dynapack International
Technology Corp. 275,000 2,746,332
E Ink Holdings, Inc. 529,000 3,648,157
E.Sun Financial Holding Co.,
Ltd. 7,969,275 7,712,369
#Eastech Holding, Ltd. 66,000 234,020
Eastern Media International
Corp. 442,511 297,253
Eclat Textile Co., Ltd. 147,000 1,962,965
eCloudvalley Digital
Technology Co., Ltd. 6,000 13,994
ECOVE Environment Corp. 33,000 310,237
#Edimax Technology Co., Ltd. 331,000 213,194
Edison Opto Corp. 109,000 63,469
#Edom Technology Co., Ltd. 238,000 294,200
eGalax_eMPIA Technology,
Inc. 43,000 53,224
#Egis Technology, Inc. 95,000 424,921
*EirGenix, Inc. 41,000 89,359
Elan Microelectronics Corp. 378,000 1,524,739
#E-Lead Electronic Co., Ltd. 105,000 150,459
E-LIFE MALL Corp. 114,000 245,496
#Elite Advanced Laser Corp. 212,000 1,889,594
#Elite Material Co., Ltd. 196,000 8,671,156
Shares Value †
TAIWAN — (Continued)
#Elite Semiconductor
Microelectronics Technology,
Inc. 734,000 $ 2,156,085
#Elitegroup Computer Systems
Co., Ltd. 412,000 272,067
eMemory Technology, Inc. 39,000 2,524,641
Emerging Display
Technologies Corp. 169,000 113,524
Ennoconn Corp. 126,000 1,198,887
#Ennostar, Inc. 845,000 944,203
EnTie Commercial Bank Co.,
Ltd. 28,000 12,023
EOI Investment Holdings Co.,
Ltd. 188,000 115,279
#*Epileds Technologies, Inc. 106,000 67,239
#Episil Technologies, Inc. 91,000 167,252
#Episil-Precision, Inc. 75,000 137,113
#Eris Technology Corp. 13,000 69,142
Eson Precision Ind Co., Ltd. 263,000 705,816
#Eternal Materials Co., Ltd. 1,322,000 1,756,732
#*Etron Technology, Inc. 497,125 590,256
Eurocharm Holdings Co., Ltd. 53,000 212,924
#EVA Airways Corp. 4,004,000 4,715,032
Ever Ohms Technology Co.,
Ltd. 73,000 67,560
Ever Supreme Bio Technology
Co., Ltd. 33,328 175,091
*Everest Textile Co., Ltd. 424,000 78,066
Evergreen Aviation
Technologies Corp. 226,000 1,088,058
#Evergreen International
Storage & Transport Corp. 309,500 576,896
#Evergreen Marine Corp.
Taiwan, Ltd. 620,000 3,902,606
EVERGREEN Steel Corp. 252,000 873,036
#Everlight Chemical Industrial
Corp. 630,000 384,259
Everlight Electronics Co., Ltd. 558,000 1,063,687
Evertop Wire Cable Corp. 164,000 181,386
Excelsior Medical Co., Ltd. 142,624 393,897
Falcon Machine Tools Co., Ltd. 88,000 53,388
Far Eastern Department
Stores, Ltd. 1,245,000 876,818
Far Eastern International Bank 3,699,099 1,522,189
Far Eastern New Century
Corp. 1,997,000 1,721,496
Far EasTone
Telecommunications Co., Ltd. 934,344 2,811,451
Faraday Technology Corp. 261,056 1,549,810
Farglory F T Z Investment
Holding Co., Ltd. 148,194 233,564
#Farglory Land Development
Co., Ltd. 372,000 652,249
FDC International Hotels Corp. 59,000 85,119
Feature Integration
Technology, Inc. 35,000 81,748
#*Federal Corp. 314,000 201,734
#Feedback Technology Corp. 53,042 186,348
Feng Hsin Steel Co., Ltd. 486,000 1,000,742

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Feng TAY Enterprise Co., Ltd. 391,360 $ 1,553,167
#FIC Global, Inc. 101,000 117,293
*FineMat Applied Materials
Co., Ltd. 62,000 70,892
#FineTek Co., Ltd. 40,450 151,321
#Firich Enterprises Co., Ltd. 308,000 238,958
#First Copper Technology Co.,
Ltd. 241,000 328,875
First Financial Holding Co.,
Ltd. 6,519,973 6,055,276
#First Hi-Tec Enterprise Co.,
Ltd. 164,000 1,880,550
First Insurance Co., Ltd. (The) 283,000 242,116
*First Steamship Co., Ltd. 908,000 170,134
#FIT Holding Co., Ltd. 214,000 257,919
#Fittech Co., Ltd. 38,088 85,615
FLEXium Interconnect, Inc. 416,000 855,249
#Flytech Technology Co., Ltd. 237,000 821,070
FocalTech Systems Co., Ltd. 308,000 593,136
Forcecon Tech Co., Ltd. 115,656 411,969
Forest Water Environment
Engineering Co., Ltd. 59,856 78,468
#Formosa Advanced
Technologies Co., Ltd. 196,000 241,964
Formosa International Hotels
Corp. 115,000 712,648
#Formosa Laboratories, Inc. 303,000 611,106
Formosa Oilseed Processing
Co., Ltd. 88,905 88,497
Formosa Optical Technology
Co., Ltd. 43,000 136,941
Formosa Petrochemical Corp. 440,000 639,797
#Formosa Plastics Corp. 2,454,000 3,041,456
#Formosa Sumco Technology
Corp. 109,000 354,575
Formosan Union Chemical
Corp. 325,000 176,027
#Fortune Electric Co., Ltd. 183,880 4,276,836
Founding Construction &
Development Co., Ltd. 200,000 96,939
Foxsemicon Integrated
Technology, Inc. 121,000 1,460,297
#Franbo Lines Corp. 332,995 233,977
Froch Enterprise Co., Ltd. 240,000 108,520
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 136,230 86,637
#Fu Hua Innovation Co., Ltd. 972,361 619,963
Fubon Financial Holding Co.,
Ltd. 3,510,974 10,416,084
#Fulgent Sun International
Holding Co., Ltd. 240,556 752,006
#*Fulltech Fiber Glass Corp.,
Class A 736,853 1,730,613
Fusheng Precision Co., Ltd. 157,000 1,238,493
Fwusow Industry Co., Ltd. 327,119 145,251
#G Shank Enterprise Co., Ltd. 219,612 689,391
#*G Tech Optoelectronics
Corp. 48,733 58,021
Shares Value †
TAIWAN — (Continued)
Galaxy Software Services
Corp. 6,123 $ 25,694
#Gallant Precision Machining
Co., Ltd. 129,000 389,421
#Gamania Digital
Entertainment Co., Ltd. 171,000 330,419
#*GCS Holdings, Inc. 100,000 593,670
#GEM Services, Inc. 76,000 201,490
Gemtek Technology Corp. 1,129,000 960,390
General Interface Solution GIS
Holding, Ltd. 288,000 463,746
General Plastic Industrial Co.,
Ltd. 121,000 110,408
Generalplus Technology, Inc. 78,000 99,336
#Genesys Logic, Inc. 101,000 354,836
Genius Electronic Optical Co.,
Ltd. 130,000 1,774,015
Genovate Biotechnology Co.,
Ltd. 100,997 65,544
#GeoVision, Inc. 74,530 112,252
Getac Holdings Corp. 463,000 2,078,462
GFC, Ltd. 47,000 189,584
Giant Manufacturing Co., Ltd. 441,108 1,456,441
Giantplus Technology Co., Ltd. 361,000 139,745
Gigabyte Technology Co., Ltd. 509,000 4,644,433
Gigasolar Materials Corp. 59,000 130,126
#*Gigastorage Corp. 455,000 281,221
Global Brands Manufacture,
Ltd. 835,812 3,181,094
Global Lighting Technologies,
Inc. 35,000 47,648
Global Mixed Mode
Technology, Inc. 88,000 668,423
#Global PMX Co., Ltd. 83,000 384,747
Global Unichip Corp. 36,000 1,791,744
#Globalwafers Co., Ltd. 207,000 3,420,709
#Globe Union Industrial Corp. 324,111 108,596
Gloria Material Technology
Corp. 1,438,000 1,590,449
*GlycoNex, Inc. 51,000 38,158
#GMI Technology, Inc. 126,475 160,454
#Gold Circuit Electronics, Ltd. 419,300 6,349,310
Golden Long Teng
Development Co., Ltd. 118,000 105,751
Goldsun Building Materials
Co., Ltd. 1,338,000 1,575,603
Good Finance Securities Co.,
Ltd. 16,000 13,350
Good Will Instrument Co., Ltd. 111,000 205,816
#Gordon Auto Body Parts 363,000 374,915
Gourmet Master Co., Ltd. 146,000 331,980
#Grand Fortune Securities
Co., Ltd. 472,000 182,714
#Grand Pacific Petrochemical 1,411,000 472,766
Grand Process Technology
Corp. 3,000 141,993
#*GrandTech CG Systems,
Inc. 55,000 96,435
Grape King Bio, Ltd. 146,000 586,546

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Great China Metal Industry 57,000 $ 37,269
#Great Tree Pharmacy Co.,
Ltd. 112,947 405,993
Great Wall Enterprise Co., Ltd. 1,106,450 1,871,618
Greatek Electronics, Inc. 394,000 903,582
*Green World FinTech Service
Co., Ltd. 123,000 238,470
Group Up Industrial Co., Ltd. 63,000 570,752
GTM Holdings Corp. 104,000 102,677
Gudeng Precision Industrial
Co., Ltd. 67,983 780,651
*Hai Kwang Enterprise Corp. 152,796 72,320
*HannsTouch Holdings Co. 702,000 146,378
Hanpin Electron Co., Ltd. 46,000 68,908
Harvatek Corp. 172,000 113,581
#Heran Co., Ltd. 73,200 151,681
#Hey Song Corp. 331,000 402,162
Hi-Clearance, Inc. 34,000 152,077
Highlight Tech Corp. 75,400 107,921
*<High-Tek Harness
Enterprise Co., Ltd. 100,000 4,847
Highwealth Construction Corp. 1,111,910 1,410,640
Hi-Lai Foods Co., Ltd. 23,000 119,710
#HIM International Music, Inc. 64,000 194,659
Hitron Technology, Inc. 154,000 121,984
#Hiwin Mikrosystem Corp. 58,000 214,144
Hiwin Technologies Corp. 412,000 2,995,413
#Hiyes International Co., Ltd. 86,949 237,023
#Hocheng Corp. 387,820 225,821
Holiday Entertainment Co.,
Ltd. 58,000 114,336
#Holy Stone Enterprise Co.,
Ltd. 178,300 661,208
Hon Hai Precision Industry
Co., Ltd. 4,400,000 36,856,316
Hong Ho Precision Textile Co.,
Ltd. 73,000 43,338
#Hong Pu Real Estate
Development Co., Ltd. 202,000 171,175
Hong TAI Electric Industrial 463,000 593,416
#Hota Industrial Manufacturing
Co., Ltd. 433,000 838,083
Hotai Motor Co., Ltd. 120,120 2,211,637
#Hsin Ba Ba Corp. 36,518 55,951
Hsin Kuang Steel Co., Ltd. 327,000 422,299
Hsin Yung Chien Co., Ltd. 35,000 102,583
*HTC Corp. 1,416,000 2,326,144
Hu Lane Associate, Inc. 156,130 667,873
#HUA ENG Wire & Cable Co.,
Ltd. 369,000 396,716
#Hua Jung Components Co.,
Ltd. 121,000 74,786
Hua Nan Financial Holdings
Co., Ltd. 4,187,480 3,977,568
#Hua Yu Lien Development
Co., Ltd. 176,114 356,341
Huaku Development Co., Ltd. 368,320 1,246,065
#Huang Hsiang Construction
Corp. 185,373 248,744
Shares Value †
TAIWAN — (Continued)
Huikwang Corp. 21,000 $ 16,771
Hung Ching Development &
Construction Co., Ltd. 142,000 125,874
#Hung Sheng Construction,
Ltd. 552,000 382,473
Huxen Corp. 16,000 25,191
Hwa Fong Rubber Industrial
Co., Ltd. 279,000 137,045
#Hwacom Systems, Inc. 174,000 138,392
#Hwang Chang General
Contractor Co., Ltd. 381,760 861,850
Ibase Technology, Inc. 170,000 270,974
IBF Financial Holdings Co.,
Ltd. 3,623,214 1,797,405
IC Plus Corp. 25,000 41,557
ICARES Medicus, Inc. 16,680 48,074
#Ichia Technologies, Inc. 689,000 1,145,308
#I-Chiun Precision Industry
Co., Ltd. 202,419 483,972
*Ideal Bike Corp. 208,285 40,856
#IKKA Holdings Cayman, Ltd. 19,908 54,334
Info-Tek Corp. 61,000 72,527
Innodisk Corp. 82,161 1,151,927
#Innolux Corp. 6,558,149 2,837,363
#Inpaq Technology Co., Ltd. 131,456 371,606
#Insyde Software Corp. 28,200 209,154
Intai Technology Corp. 38,000 123,613
#Integrated Service
Technology, Inc. 108,734 390,850
#IntelliEPI, Inc. 41,000 208,728
Interactive Digital
Technologies, Inc. 30,000 72,216
#International Games System
Co., Ltd. 125,000 2,927,686
#Inventec Corp. 1,560,000 2,329,267
#Iron Force Industrial Co., Ltd. 103,115 318,660
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 132,000 199,024
ITE Technology, Inc. 206,000 874,500
#ITEQ Corp. 644,000 2,451,059
#Jarllytec Co., Ltd. 38,950 124,550
#Jean Co., Ltd. 184,667 153,183
Jentech Precision Industrial
Co., Ltd. 20,199 1,399,560
Jetway Information Co., Ltd. 37,500 65,263
#Jetwell Computer Co., Ltd. 64,960 375,082
Jia Wei Lifestyle, Inc. 77,500 100,338
Jih Lin Technology Co., Ltd.,
Class A 69,000 120,533
#Jiin Yeeh Ding Enterprise
Co., Ltd. 70,000 146,189
#Jinan Acetate Chemical Co.,
Ltd. 1,053,260 2,069,448
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 10,897
Johnson Health Tech Co., Ltd. 132,000 687,030
#JPC connectivity, Inc. 114,000 621,157
JPP Holding Co., Ltd. 21,450 222,238

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#JSL Construction &
Development Co., Ltd. 157,637 $ 261,523
K Laser Technology, Inc. 160,000 81,195
Kaori Heat Treatment Co., Ltd. 41,000 832,244
#Kedge Construction Co., Ltd. 74,350 212,836
Keding Enterprises Co., Ltd. 4,000 14,378
#KEE TAI Properties Co., Ltd. 469,890 161,262
Kenda Rubber Industrial Co.,
Ltd. 735,602 479,777
#Kent Industrial Co., Ltd. 105,000 85,220
Kerry TJ Logistics Co., Ltd. 255,000 278,716
Key Ware Electronics Co., Ltd. 96,000 74,324
#Keystone Microtech Corp. 24,000 331,804
KGI Financial Holding Co., Ltd. 8,182,011 4,231,937
#KHGEARS International, Ltd. 40,000 227,058
#Kindom Development Co.,
Ltd. 558,700 605,208
King Chou Marine Technology
Co., Ltd. 72,000 119,918
King Polytechnic Engineering
Co., Ltd. 91,350 135,356
King Slide Works Co., Ltd. 43,000 5,749,000
King Yuan Electronics Co., Ltd. 1,395,000 9,847,272
#*King's Town Construction
Co., Ltd. 27,000 36,669
Kingwaytek Technology Co.,
Ltd. 12,000 24,983
#Kinik Co. 111,000 1,135,601
Kinko Optical Co., Ltd. 172,000 257,376
#Kinpo Electronics 1,956,000 1,447,546
Kinsus Interconnect
Technology Corp. 1,023,000 4,542,451
KMC Kuei Meng International,
Inc. 62,000 181,718
KNH Enterprise Co., Ltd. 81,000 44,530
Ko Ja Cayman Co., Ltd. 37,000 43,871
KS Terminals, Inc. 160,000 261,280
Kuang Hong Arts
Management, Inc., Class A 41,000 218,731
Kuen Ling Machinery
Refrigerating Co., Ltd. 38,000 48,086
#Kung Long Batteries
Industrial Co., Ltd. 68,000 268,762
*Kung Sing Engineering Corp. 509,000 192,069
Kuo Toong International Co.,
Ltd. 384,000 722,006
Kuo Yang Construction Co.,
Ltd. 214,000 131,222
Kwong Lung Enterprise Co.,
Ltd. 161,000 250,343
L&K Engineering Co., Ltd. 370,238 5,762,951
La Kaffa International Co., Ltd. 35,000 84,366
Lang, Inc. 59,000 100,761
#Lanner Electronics, Inc. 313,760 823,670
Largan Precision Co., Ltd. 41,000 2,954,198
Laster Tech Co., Ltd. 98,043 66,338
*Leader Electronics, Inc. 193,449 69,851
Leadtrend Technology Corp. 60,360 94,739
#Lealea Enterprise Co., Ltd. 941,440 199,368
Shares Value †
TAIWAN — (Continued)
Leatec Fine Ceramics Co., Ltd. 79,000 $ 71,442
LEE CHI Enterprises Co., Ltd. 158,000 60,649
#Lelon Electronics Corp. 296,000 1,049,543
Lemtech Holdings Co., Ltd. 71,600 186,564
#Leo Systems, Inc. 86,000 99,454
*Leofoo Development Co., Ltd. 77,000 42,206
Li Ming Development
Construction Co., Ltd. 6,000 7,905
*Li Peng Enterprise Co., Ltd.,
Class A 711,000 128,364
#Lian HWA Food Corp. 162,560 586,974
Lien Hwa Industrial Holdings
Corp. 587,319 921,835
#Lingsen Precision Industries,
Ltd. 447,000 299,541
Lintes Technology Co., Ltd. 3,000 8,978
Lion Travel Service Co., Ltd. 148,000 755,863
Lite-On Technology Corp. 1,173,000 6,849,273
#Liton Technology Corp. 108,000 167,756
#*Long Bon International Co.,
Ltd. 100,000 47,819
#Long Da Construction &
Development Corp. 265,000 246,113
Longchen Paper & Packaging
Co., Ltd. 962,104 293,254
#Longwell Co. 360,000 2,201,620
Loop Telecommunication
International, Inc. 16,000 23,760
Lotes Co., Ltd. 78,285 3,514,307
Lotus Pharmaceutical Co., Ltd. 167,000 1,605,299
Loyalty Founder Enterprise
Co., Ltd. 22,000 21,541
Lu Hai Holding Corp. 10,499 8,948
#Lucky Cement Corp. 285,000 138,602
Lumax International Corp., Ltd. 100,000 322,371
*Lung Yen Life Service Corp.,
Class A 160,000 270,648
Lungteh Shipbuilding Co., Ltd. 111,250 436,083
LuxNet Corp. 8,410 55,810
Macauto Industrial Co., Ltd.,
Class A 84,000 162,584
Machvision, Inc. 9,000 164,829
#Macnica Galaxy, Inc. 24,000 68,625
Macroblock, Inc. 33,000 63,228
Macronix International Co.,
Ltd. 2,540,000 2,577,925
Makalot Industrial Co., Ltd. 330,640 2,893,275
#Marketech International Corp. 101,000 808,237
#Materials Analysis
Technology, Inc. 79,347 523,973
Maxigen Biotech, Inc. 57,000 78,711
#Mayer Steel Pipe Corp. 279,600 216,469
Mechema Chemicals
International Corp. 48,000 114,141
MediaTek, Inc. 316,000 13,466,055
Mega Financial Holding Co.,
Ltd. 3,430,010 4,507,739
#Megaforce Co., Ltd. 35,000 47,022

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Mercuries & Associates
Holding, Ltd. 554,083 $ 257,747
Mercuries Data Systems, Ltd. 67,067 55,851
*Mercuries Life Insurance Co.,
Ltd. 4,367,590 1,027,217
Merida Industry Co., Ltd. 324,000 1,053,967
#Merry Electronics Co., Ltd. 365,440 1,218,490
METAAGE Corp. 34,000 57,734
#*Microbio Co., Ltd. 585,649 419,124
#Micro-Star International Co.,
Ltd. 423,000 1,506,734
Mildef Crete, Inc. 118,000 412,641
#MIN AIK Technology Co., Ltd. 186,000 133,415
#Mirle Automation Corp. 130,417 268,971
Mitake Information Corp. 1,000 1,994
Mobiletron Electronics Co.,
Ltd. 66,000 64,731
#Momo.com, Inc. 108,680 825,503
#MOSA Industrial Corp. 288,421 159,030
Mosel Vitelic, Inc. 62,000 68,875
#Motech Industries, Inc. 472,000 261,019
MPI Corp. 245,000 16,736,606
MSSCORPS Co., Ltd. 48,324 269,593
Munsin Garment Corp., Class
A 30,000 46,989
#My Humble House Hospitality
Management Consulting 39,000 46,814
Nak Sealing Technologies
Corp. 69,000 239,046
#Namchow Holdings Co., Ltd. 227,000 285,771
#Nan Kang Rubber Tire Co.,
Ltd. 629,927 741,790
Nan Liu Enterprise Co., Ltd. 52,000 74,597
Nan Pao Resins Chemical
Co., Ltd. 73,000 872,694
#Nan Ren Lake Leisure
Amusement Co., Ltd. 221,000 71,460
#Nan Ya Plastics Corp. 1,859,000 2,509,629
Nan Ya Printed Circuit Board
Corp. 193,000 1,823,835
Nang Kuang Pharmaceutical
Co., Ltd. 59,000 74,467
*Nanya Technology Corp. 728,000 3,137,829
#National Aerospace
Fasteners Corp. 30,000 104,909
National Petroleum Co., Ltd.,
Class A 12,000 22,368
Netronix, Inc. 90,000 395,238
*New Asia Construction &
Development Corp., Class H 181,000 87,141
#*Newmax Technology Co.,
Ltd. 169,000 168,775
#Nexcom International Co.,
Ltd. 120,000 309,554
Nextronics Engineering Corp. 20,000 73,192
Nichidenbo Corp. 401,000 1,176,611
Nien Hsing Textile Co., Ltd. 62,000 33,480
Nien Made Enterprise Co., Ltd. 153,000 1,841,515
#Niko Semiconductor Co., Ltd. 85,041 156,577
Shares Value †
TAIWAN — (Continued)
Nishoku Technology, Inc. 19,000 $ 78,495
#North-Star International Co.,
Ltd. 207,738 179,079
#Nova Technology Corp. 48,000 268,566
#Novatek Microelectronics
Corp. 402,000 5,139,260
Nuvoton Technology Corp. 293,000 587,125
O-Bank Co., Ltd. 1,610,000 473,976
Ocean Plastics Co., Ltd. 197,000 230,702
OK Biotech Co., Ltd. 49,214 22,573
#Optimax Technology Corp. 181,000 118,347
Orient Europharma Co., Ltd. 35,000 52,715
Orient Semiconductor
Electronics, Ltd. 504,000 796,799
Oriental Union Chemical Corp. 763,000 296,602
O-TA Precision Industry Co.,
Ltd. 69,000 166,546
#Pacific Hospital Supply Co.,
Ltd. 57,000 163,911
#Paiho Shih Holdings Corp. 282,950 229,648
#Pan German Universal
Motors, Ltd. 36,000 340,197
Pan Jit International, Inc. 674,000 1,848,287
Pan Ram International Corp. 15,000 20,982
#Pan-International Industrial
Corp. 1,102,000 2,014,651
#Panion & BF Biotech, Inc. 62,000 133,515
Parade Technologies, Ltd. 77,000 1,703,263
Paragon Technologies Co.,
Ltd. 89,000 60,943
#Parpro Corp. 96,000 164,887
*PChome Online, Inc., Class A 119,230 135,167
#PCL Technologies, Inc. 102,000 398,165
P-Duke Technology Co., Ltd. 53,000 175,856
Pegatron Corp. 1,169,000 2,821,632
#Pegavision Corp. 69,371 768,382
#PharmaEngine, Inc. 108,000 249,790
PharmaEssentia Corp. 137,630 2,229,587
#*Phihong Technology Co.,
Ltd. 410,000 406,786
#Phison Electronics Corp. 112,000 3,880,160
#Phoenix Silicon International
Corp. 395,738 2,233,517
Phoenix Tours International,
Inc. 73,700 123,948
*Phytohealth Corp. 202,000 91,666
Pixart Imaging, Inc. 331,000 2,498,032
Planet Technology Corp. 40,000 172,408
Polytronics Technology Corp.,
Class A 21,000 31,424
Posiflex Technology, Inc. 82,000 578,836
Power Wind Health Industry,
Inc. 59,000 314,759
*Powerchip Semiconductor
Manufacturing Corp. 3,015,000 3,089,441
Powertech Technology, Inc. 640,000 3,601,705
Poya International Co., Ltd. 80,066 1,183,761
#President Chain Store Corp. 472,000 3,661,950
President Securities Corp. 1,304,900 1,006,022

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Primax Electronics, Ltd. 838,000 $ 2,262,581
Prince Housing &
Development Corp. 979,000 284,073
*Princeton Technology Corp.,
Class F 161,000 74,893
#Pro Hawk Corp. 28,000 136,625
#Promate Electronic Co., Ltd. 359,795 555,944
#PSS Co., Ltd., Class F 32,000 157,705
Qisda Corp. 1,143,360 1,154,853
#QST International Corp. 129,439 178,952
#Qualipoly Chemical Corp. 98,000 577,014
#Quang Viet Enterprise Co.,
Ltd. 76,724 192,677
Quanta Computer, Inc. 1,000,000 9,775,219
#Quanta Storage, Inc. 422,000 1,461,989
Quintain Steel Co., Ltd. 342,087 97,036
Radiant Opto-Electronics Corp. 675,000 2,898,409
#Radium Life Tech Co., Ltd. 1,077,028 385,391
Rafael Microelectronics, Inc. 7,000 25,390
#Raydium Semiconductor
Corp. 86,000 681,208
Realtek Semiconductor Corp. 142,000 2,378,908
#Rechi Precision Co., Ltd. 794,000 596,643
Rexon Industrial Corp., Ltd. 127,000 114,024
Rich Development Co., Ltd. 732,330 202,016
#Richmond International
Travel & Tours Co., Ltd. 18,200 52,455
*Right WAY Industrial Co., Ltd. 192,000 77,135
#RiTdisplay Corp. 184,826 199,009
*Ritek Corp. 938,000 304,215
Roundtop Machinery Industries
Co., Ltd. 16,000 11,867
Ruby Tech Corp. 10,000 14,703
Ruentex Development Co.,
Ltd. 931,700 903,180
Ruentex Engineering &
Construction Co. 96,720 527,003
#Run Long Construction Co.,
Ltd. 426,500 527,211
#Sakura Development Co.,
Ltd. 455,705 713,776
Sampo Corp. 346,000 276,881
#San Fang Chemical Industry
Co., Ltd. 479,000 482,257
San Fu Chemical Co., Ltd. 50,000 176,474
San Lien Technology Corp.,
Ltd. 24,000 64,565
San Shing Fastech Corp.,
Class A 65,000 108,682
Sanyang Motor Co., Ltd. 694,000 1,363,573
Savior Lifetec Corp. 361,000 200,810
SCI Pharmtech, Inc. 85,951 161,048
Scientech Corp. 13,000 150,971
#ScinoPharm Taiwan, Ltd. 276,000 157,568
#SciVision Biotech, Inc. 71,000 207,866
#SDI Corp. 175,000 486,728
Sea Sonic Electronics Co., Ltd. 39,000 87,538
Securitag Assembly Group
Co., Ltd. 18,000 62,067
Shares Value †
TAIWAN — (Continued)
Senao International Co., Ltd. 108,000 $ 102,059
#Senao Networks, Inc. 36,445 180,796
#Sensortek Technology Corp. 28,000 173,514
Sercomm Corp. 432,000 1,392,642
#Sesoda Corp. 350,000 343,840
Shanghai Commercial &
Savings Bank, Ltd. (The) 1,429,592 1,841,575
Sharehope Medicine Co., Ltd. 107,514 84,987
Sheh Fung Screws Co., Ltd.,
Class A 34,000 32,406
#ShenMao Technology, Inc. 125,000 412,722
Shieh Yih Machinery Industry
Co., Ltd. 55,000 38,288
#Shih Her Technologies, Inc. 144,901 817,811
Shih Wei Navigation Co., Ltd. 499,516 285,173
*Shihlin Development Co., Ltd. 126,000 44,267
#Shihlin Electric & Engineering
Corp. 161,000 1,044,842
*Shihlin Paper Corp. 38,000 67,617
Shin Hsiung Natural Gas Co.,
Ltd. 62,854 83,114
#Shin Ruenn Development
Co., Ltd. 177,595 336,229
#Shin Zu Shing Co., Ltd. 336,998 2,318,567
*Shining Building Business
Co., Ltd. 527,000 155,318
Shinkong Insurance Co., Ltd. 278,000 1,017,371
#Shinkong Synthetic Fibers
Corp. 1,525,000 662,267
Shiny Brands Group Co., Ltd. 25,300 85,593
Shiny Chemical Industrial Co.,
Ltd. 148,800 706,704
Shun On Electronic Co., Ltd. 17,000 14,240
#Shuttle, Inc. 693,000 419,303
Sigurd Microelectronics Corp. 793,000 2,695,700
Silergy Corp. 148,000 1,071,208
Silicon Optronics, Inc. 49,000 95,797
Simplo Technology Co., Ltd. 208,000 2,371,556
Sinbon Electronics Co., Ltd. 274,000 1,885,137
Sincere Navigation Corp. 898,000 706,926
#Sinmag Equipment Corp. 48,000 210,013
Sino Tactful Co., Ltd. 27,000 17,566
#Sino-American Silicon
Products, Inc. 894,000 3,635,210
Sinon Corp. 499,000 692,312
SinoPac Financial Holdings
Co., Ltd. 7,888,824 6,582,360
Sinopower Semiconductor, Inc. 21,000 73,436
#Sinphar Pharmaceutical Co.,
Ltd. 179,172 187,384
Sinyi Realty, Inc. 287,000 211,462
Sitronix Technology Corp. 157,000 1,023,991
Siward Crystal Technology
Co., Ltd. 44,000 32,276
Sixxon Tech Co., Ltd. 10,000 53,024
Solar Applied Materials
Technology Corp. 694,000 1,338,740
Solteam, Inc. 78,000 122,680

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Song Shang Electronics Co.,
Ltd. 96,000 $ 67,142
Sonix Technology Co., Ltd. 169,000 193,239
Southeast Cement Co., Ltd. 173,000 93,419
#Speed Tech Corp. 195,000 300,039
Sporton International, Inc. 95,450 555,790
#Sports Gear Co., Ltd. 72,000 263,492
#St. Shine Optical Co., Ltd. 67,000 284,425
Standard Chemical &
Pharmaceutical Co., Ltd. 116,000 209,427
#Standard Foods Corp. 474,000 484,161
Stark Technology, Inc. 114,000 593,344
#*Starlux Airlines Co., Ltd.,
Class A 1,227,000 957,939
#S-Tech Corp. 275,547 209,746
#STL Technology Co., Ltd.,
Class A 46,000 204,255
#Sun Max Tech, Ltd. 98,847 269,779
Sun Yad Construction Co., Ltd. 126,435 64,573
*Sunfun Info Co., Ltd. 67,420 71,936
Sunjuice Holdings Co., Ltd. 18,153 86,215
*Sunko INK Co., Ltd. 185,000 71,614
SunMax Biotechnology Co.,
Ltd. 26,000 329,853
Sunny Friend Environmental
Technology Co., Ltd. 99,617 268,316
Sunonwealth Electric Machine
Industry Co., Ltd. 323,000 1,586,578
Sunplus Innovation
Technology, Inc. 24,640 108,608
#Sunplus Technology Co., Ltd. 696,000 487,909
#Sunrex Technology Corp. 207,000 280,121
#Sunspring Metal Corp. 195,000 139,553
#Superalloy Industrial Co., Ltd. 264,000 408,354
#Supreme Electronics Co., Ltd. 677,373 1,454,299
#Swancor Holding Co., Ltd. 77,000 311,847
Sweeten Real Estate
Development Co., Ltd. 172,398 158,148
#Symtek Automation Asia Co.,
Ltd. 83,122 425,871
#Syncmold Enterprise Corp. 192,000 430,955
Synmosa Biopharma Corp. 547,759 597,811
#Synnex Technology
International Corp. 614,000 1,134,485
Syn-Tech Chem & Pharm Co.,
Ltd. 28,000 70,225
#Syscom Computer
Engineering Co. 73,000 136,069
#Sysgration 54,000 109,964
Systex Corp. 233,000 981,539
TA Chen Stainless Pipe 2,225,308 2,656,674
#Ta Liang Technology Co.,
Ltd. 45,000 242,998
Ta Ya Electric Wire & Cable 1,078,756 1,473,854
#TA-I Technology Co., Ltd. 143,000 290,736
#Tai Tung Communication
Co., Ltd. 223,610 165,847
Taichung Commercial Bank
Co., Ltd. 933,769 650,033
Shares Value †
TAIWAN — (Continued)
TaiDoc Technology Corp. 77,000 $ 308,090
#Taiflex Scientific Co., Ltd. 670,609 1,485,588
Tailyn Technologies, Inc. 12,000 9,837
#Taimide Tech, Inc. 238,000 469,171
Tainan Enterprises Co., Ltd. 99,000 87,596
#Tainan Spinning Co., Ltd. 1,394,000 571,367
*Tainergy Tech Co., Ltd. 223,000 106,999
Tai-Saw Technology Co., Ltd. 96,000 77,291
TaiSol Electronics Co., Ltd. 63,000 108,617
#Taisun Enterprise Co., Ltd. 305,000 183,550
Taita Chemical Co., Ltd. 192,000 68,703
TAI-TECH Advanced
Electronics Co., Ltd. 75,000 367,181
Taiwan Business Bank 5,310,460 2,651,689
Taiwan Chelic Corp., Ltd. 17,000 23,558
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 115,000 160,860
Taiwan Cogeneration Corp. 591,373 928,199
Taiwan Cooperative Financial
Holding Co., Ltd. 3,726,327 2,878,900
Taiwan Environment Scientific
Co., Ltd. 56,240 34,852
#Taiwan FamilyMart Co., Ltd. 65,000 404,915
Taiwan Fertilizer Co., Ltd. 843,000 1,320,401
Taiwan Fire & Marine
Insurance Co., Ltd. 269,000 315,019
Taiwan Fructose Co., Ltd. 156,880 93,900
Taiwan FU Hsing Industrial
Co., Ltd. 174,400 291,603
#*Taiwan Glass Industry Corp. 1,486,000 1,353,502
Taiwan High Speed Rail Corp. 981,000 872,787
Taiwan Hon Chuan Enterprise
Co., Ltd. 436,204 1,794,991
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 263,692 268,487
Taiwan IC Packaging Corp. 21,000 12,023
Taiwan Line Tek Electronic 19,630 15,677
#Taiwan Mask Corp. 283,000 354,429
Taiwan Mobile Co., Ltd. 1,505,000 5,360,837
Taiwan Navigation Co., Ltd. 337,000 319,010
#Taiwan Paiho, Ltd. 464,000 863,368
Taiwan PCB Techvest Co.,
Ltd. 342,000 392,720
#Taiwan Sakura Corp. 170,000 471,162
Taiwan Sanyo Electric Co.,
Ltd. 91,000 104,644
Taiwan Secom Co., Ltd. 278,000 976,676
#Taiwan Semiconductor Co.,
Ltd. 277,000 495,592
Taiwan Semiconductor
Manufacturing Co., Ltd. 9,485,000 462,818,386
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 20,674 6,211,090
Taiwan Steel Union Co., Ltd. 24,000 85,879
#Taiwan Styrene Monomer 516,000 141,669
Taiwan Surface Mounting
Technology Corp. 348,000 1,245,243
#Taiwan Taxi Co., Ltd. 40,000 171,758

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Taiwan TEA Corp. 584,000 $ 264,064
Taiwan Union Technology
Corp. 605,000 7,586,855
#Taiwan-Asia Semiconductor
Corp. 542,000 426,674
#Taiyen Biotech Co., Ltd. 151,000 156,693
#Tatung Co., Ltd. 1,328,000 1,563,827
Tatung System Technologies,
Inc. 27,000 65,346
#TBI Motion Technology Co.,
Ltd. 146,000 184,275
TCC Group Holdings Co., Ltd. 3,835,499 2,757,377
TCI Co., Ltd. 159,000 587,050
Te Chang Construction Co.,
Ltd. 78,000 157,061
Team Group, Inc. 60,000 263,492
#Teco Electric and Machinery
Co., Ltd. 582,000 2,205,621
Tehmag Foods Corp. 20,000 190,950
Test Research, Inc. 262,000 1,333,821
Test Rite International Co., Ltd. 196,000 129,430
Thermaltake Technology Co.,
Ltd. 55,000 56,895
Thinking Electronic Industrial
Co., Ltd. 92,000 565,629
Thye Ming Industrial Co., Ltd. 142,000 250,363
Tofu Restaurant Co., Ltd. 4,000 26,024
Ton Yi Industrial Corp. 1,109,000 647,557
Tong Hsing Electronic
Industries, Ltd. 215,960 881,656
Tong Yang Industry Co., Ltd. 1,009,000 3,173,947
#Tong-Tai Machine & Tool
Co., Ltd. 590,000 623,760
Top Union Electronics Corp. 76,958 75,103
Topco Scientific Co., Ltd. 212,358 2,362,527
Topco Technologies Corp. 54,000 108,910
#Topkey Corp. 102,000 617,156
#Topoint Technology Co., Ltd. 157,000 605,202
Trade-Van Information
Services Co. 25,000 78,153
Transcend Information, Inc. 194,000 836,180
Transcom, Inc. 67,760 298,672
Trigold Holdings, Ltd. 4,000 6,116
Triocean Industrial Corp. Co.,
Ltd. 6,000 17,839
Tripod Technology Corp. 332,000 3,688,169
Trusval Technology Co., Ltd. 27,849 234,181
*TS Financial Holding Co., Ltd. 1,335,881 400,664
TS Financial Holding Co., Ltd. 14,504,405 8,823,147
#TSC Auto ID Technology
Co., Ltd. 30,698 195,227
#TSEC Corp. 694,093 317,231
#TSRC Corp. 736,000 359,129
#Ttet Union Corp. 59,000 277,333
TTFB Co., Ltd. 31,187 185,655
TTY Biopharm Co., Ltd. 196,000 506,880
Tul Corp. 24,000 59,647
Tung Ho Steel Enterprise
Corp. 733,000 1,497,427
Shares Value †
TAIWAN — (Continued)
Tung Thih Electronic Co., Ltd. 94,400 $ 224,477
#TURVO International Co.,
Ltd. 83,000 544,045
*Twinhead International Corp. 29,600 66,824
TXC Corp. 407,000 1,178,329
#TYC Brother Industrial Co.,
Ltd. 742,000 1,156,169
Tycoons Group Enterprise 351,713 90,042
Tyntek Corp. 380,000 216,323
TZE Shin International Co, Ltd. 130,000 63,856
*U-BEST Innovative
Technology Co., Ltd. 39,000 23,407
Ubright Optronics Corp. 40,000 82,496
#UDE Corp. 226,000 779,285
Ultra Chip, Inc. 91,000 134,838
U-Ming Marine Transport Corp. 1,083,000 1,962,301
#Unic Technology Corp. 115,000 86,790
Unimicron Technology Corp. 1,298,000 6,903,582
#Union Bank Of Taiwan 1,213,119 732,031
#Union Insurance Co., Ltd. 102,000 89,089
#*Uniplus Electronics Co., Ltd. 96,000 74,168
Uni-President Enterprises
Corp. 3,264,000 8,356,163
Unitech Computer Co., Ltd. 113,000 152,916
#Unitech Printed Circuit Board
Corp. 3,164,873 2,712,807
#United Alloy-Tech Co. 145,000 255,180
#United Integrated Services
Co., Ltd. 156,000 4,374,353
#United Microelectronics Corp. 4,176,000 6,303,191
#United Microelectronics
Corp., Sponsored ADR 568,266 4,381,331
United Orthopedic Corp. 118,000 477,896
United Radiant Technology 66,000 45,623
United Recommend
International Co., Ltd. 33,211 41,972
United Renewable Energy
Co., Ltd. 1,887,000 419,865
Univacco Technology, Inc. 88,000 129,820
Universal Cement Corp. 596,206 601,229
#Universal Microwave
Technology, Inc. 19,000 271,950
#Universal Vision
Biotechnology Co., Ltd. 86,239 401,164
UPC Technology Corp. 1,046,000 345,366
UPI Semiconductor Corp. 88,000 538,174
#Userjoy Technology Co., Ltd. 56,982 143,284
USI Corp. 935,000 314,799
Usun Technology Co., Ltd. 45,000 67,922
Utechzone Co., Ltd. 68,000 192,225
#UVAT Technology Co., Ltd. 44,000 85,449
#Value Valves Co., Ltd. 41,000 111,633
Vanguard International
Semiconductor Corp. 972,640 3,059,572
#Ventec International Group
Co., Ltd. 145,000 423,099
VIA Labs, Inc. 28,000 75,508
#Via Technologies, Inc. 344,000 588,608
Viking Tech Corp. 77,000 105,076

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Visco Vision, Inc. 54,000 $ 348,687
VisEra Technologies Co., Ltd. 138,000 1,158,193
Visual Photonics Epitaxy Co.,
Ltd. 189,000 851,518
Vivotek, Inc. 40,000 106,828
Vizionfocus, Inc. 40,000 233,564
Voltronic Power Technology
Corp. 1,000 39,361
#Wafer Works Corp. 675,747 688,035
#Waffer Technology Corp. 157,983 363,853
#Wah Hong Industrial Corp. 96,000 105,084
Wah Lee Industrial Corp. 202,000 594,021
#Walsin Lihwa Corp. 1,614,753 1,570,577
#Walton Advanced
Engineering, Inc. 350,000 274,389
#Wan Hai Lines, Ltd. 687,000 1,834,771
*WE & WIN Development Co.,
Ltd. 206,000 74,718
#We&Win Diversification Co.,
Ltd. 151,940 106,018
WEI Chih Steel Industrial Co.,
Ltd. 210,000 109,300
Wei Chuan Foods Corp. 435,000 212,965
#Weikeng Industrial Co., Ltd. 747,000 714,414
#Well Shin Technology Co.,
Ltd. 98,000 167,685
Welldone Co. 72,000 117,576
WELLELL, Inc. 14,000 9,769
Weltrend Semiconductor 184,000 289,997
*Wha Yu Industrial Co., Ltd. 106,000 47,929
Wholetech System Hitech, Ltd. 62,000 244,039
Win Semiconductors Corp. 523,000 1,828,909
Winbond Electronics Corp. 2,168,000 3,822,439
#Winmate, Inc. 57,000 305,943
#Winstek Semiconductor Co.,
Ltd. 132,000 411,359
WinWay Technology Co., Ltd. 10,000 855,535
Wisdom Marine Lines Co., Ltd. 950,000 1,953,092
Wiselink Co., Ltd. 53,763 322,672
#Wistron Corp. 1,558,000 7,627,566
WITS Corp. 57,176 230,631
Wiwynn Corp. 35,000 4,969,747
WNC Corp. 517,890 2,114,284
#Wonderful Hi-Tech Co., Ltd. 322,000 479,737
Wowprime Corp. 145,686 1,021,285
WPG Holdings, Ltd. 912,000 1,788,933
WT Microelectronics Co., Ltd. 362,027 1,684,066
XAC Automation Corp. 76,000 74,168
XinTec, Inc. 213,000 1,060,115
X-Legend Entertainment Co.,
Ltd. 19,000 60,694
#Xxentria Technology
Materials Corp. 210,420 236,492
Ya Horng Electronic Co., Ltd. 58,000 106,412
#Yageo Corp. 1,059,384 8,580,938
Yankey Engineering Co., Ltd. 50,532 756,147
#YC INOX Co., Ltd. 462,729 289,761
YCC Parts Manufacturing Co.,
Ltd. 20,000 28,041
Shares Value †
TAIWAN — (Continued)
#Yea Shin International
Development Co., Ltd. 374,420 $ 300,842
*Yeh-Chiang Technology Corp. 14,000 11,818
#Yem Chio Co., Ltd. 685,520 295,473
Yen Sun Technology Corp. 67,000 100,584
Yeong Guan Energy
Technology Group Co., Ltd. 65,027 42,095
YFC-Boneagle Electric Co.,
Ltd. 134,000 91,103
YFY, Inc. 721,000 595,732
Yieh Phui Enterprise Co., Ltd. 1,069,735 513,275
#*Young Optics, Inc. 57,000 101,610
Youngtek Electronics Corp. 175,000 334,732
Yuan High-Tech Development
Co., Ltd., Class A 4,000 22,055
Yuanta Financial Holding Co.,
Ltd. 5,840,179 6,554,314
#Yuanta Futures Co., Ltd. 127,358 372,864
#Yuen Foong Yu Consumer
Products Co., Ltd. 121,000 151,147
#Yulon Motor Co., Ltd. 844,536 903,849
#Yungshin Construction &
Development Co., Ltd. 67,000 166,732
#YungShin Global Holding
Corp. 257,000 470,678
Yusin Holding Corp. 46,002 103,553
Zeng Hsing Industrial Co., Ltd. 70,297 211,067
Zenitron Corp. 218,000 245,366
#Zero One Technology Co.,
Ltd. 311,000 1,158,372
Zhen Ding Technology
Holding, Ltd. 702,000 3,722,260
Zhong Yang Technology Co.,
Ltd. 81,000 110,667
Zig Sheng Industrial Co., Ltd. 416,000 104,470
ZillTek Technology Corp. 50,000 329,365
*Zinwell Corp. 355,000 163,406
Zippy Technology Corp. 148,000 249,387
Zyxel Group Corp. 487,365 558,850
TOTAL TAIWAN 1,379,790,496
THAILAND — (1.0%)
AAPICO Hitech PCL, Class F 211,300 80,377
*Absolute Clean Energy PCL,
Class F 2,992,000 121,216
Advanced Info Service PCL
- NVDR 262,600 2,452,612
Advanced Info Service PCL,
Class F 83,200 777,065
Advanced Information
Technology PCL - NVDR 23,700 3,533
Advanced Information
Technology PCL, Class F 912,700 136,051
After You PCL 179,700 27,676
After You PCL - NVDR 26,600 4,097
Airports of Thailand PCL
- NVDR 9,000 11,481
Airports of Thailand PCL,
Class F 779,000 993,776
Amata Corp. PCL - NVDR 904,900 402,986

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Amata Corp. PCL, Class F 731,600 $ 325,809
AP Thailand PCL 1,417,800 379,279
#AP Thailand PCL - NVDR 1,927,500 515,629
*Asia Aviation PCL - NVDR 1,875,300 70,755
Asia Plus Group Holdings
PCL, Class F 2,518,400 172,904
Asian Alliance International
PCL - NVDR, Class R 115,600 18,412
Asian Alliance International
PCL, Class F 511,400 81,451
Asian Sea Corp. PCL - NVDR 8,500 1,919
Asian Sea Corp. PCL, Class F 444,600 100,374
Asset World Corp. PCL, Class
F 4,636,900 315,484
Assetwise PCL, Class F 320,200 61,891
Aurora Design PCL, Class F 194,800 86,752
B Grimm Power PCL - NVDR,
Class R 645,600 323,449
B Grimm Power PCL, Class F 207,101 103,759
#Bangchak Corp. PCL - NVDR 930,800 849,191
*Bangchak Sriracha PCL 628,700 86,717
Bangkok Airways PCL - NVDR 25,000 10,051
Bangkok Aviation Fuel
Services PCL, Class F 42,800 12,773
Bangkok Bank PCL - NVDR 504,800 2,474,433
Bangkok Bank PCL, Class F 48,400 237,248
Bangkok Chain Hospital PCL
- NVDR 485,000 169,491
Bangkok Chain Hospital PCL,
Class F 344,500 120,391
Bangkok Dusit Medical
Services PCL - NVDR 3,137,500 1,833,887
Bangkok Expressway & Metro
PCL - NVDR, Class R 664,900 105,899
Bangkok Land PCL - NVDR 35,700 552
Bangkok Land PCL, Class F 16,299,159 252,036
Banpu PCL - NVDR 2,300,300 359,255
Banpu PCL, Class F 6,297,600 983,544
Banpu Power PCL 357,000 141,320
Banpu Power PCL - NVDR 1,500 594
BCPG PCL 774,300 197,556
#BCPG PCL - NVDR 74,300 18,957
BEC World PCL - NVDR 46,600 2,810
#Berli Jucker PCL, Class F 908,100 513,939
#Betagro PCL, Class A 1,099,300 543,955
*Beyond Securities PCL, Class
F 1,828,700 36,195
BKI Holdings PCL 48,020 454,434
BKI Holdings PCL - NVDR 100 946
Bluebik Group PCL, Class F 61,500 35,567
Brooker Group PCL (The) 1,884,200 18,647
#*BTS Group Holdings PCL 5,707,401 518,935
*BTS Group Holdings PCL
- NVDR 947,200 86,122
Bumrungrad Hospital PCL
- NVDR 104,400 555,336
Cal-Comp Electronics Thailand
PCL 4,542,241 856,894
Shares Value †
THAILAND — (Continued)
#Cal-Comp Electronics
Thailand PCL - NVDR 10,616 $ 2,003
#Carabao Group PCL - NVDR 59,300 82,527
Carabao Group PCL, Class F 52,200 72,646
#Central Pattana PCL - NVDR 49,600 82,449
Central Pattana PCL, Class F 531,700 883,837
Central Plaza Hotel PCL,
Class F 413,300 412,213
#Central Retail Corp. PCL -
NVDR, Class R 517,800 328,279
#Central Retail Corp. PCL,
Class F 369,300 234,132
CH Karnchang PCL - NVDR 75,600 35,772
CH Karnchang PCL, Class F 1,079,200 510,647
Charoen Pokphand Foods
PCL - NVDR 1,551,800 1,012,617
Chularat Hospital PCL 11,700 568
#Chularat Hospital PCL
- NVDR 3,919,300 190,299
CK Power PCL - NVDR 4,100 325
CK Power PCL, Class F 1,405,200 111,251
Com7 PCL - NVDR 62,000 47,936
Com7 PCL, Class F 496,800 384,104
CP ALL PCL - NVDR 566,700 806,191
CP ALL PCL, Class F 890,200 1,266,405
CP AXTRA PCL, Class F 756,081 458,302
Delta Electronics Thailand PCL 62,100 416,753
Delta Electronics Thailand
PCL - NVDR 102,500 687,877
Dhipaya Group Holdings PCL
- NVDR 4,500 3,034
Dhipaya Group Holdings PCL,
Class F 457,000 308,106
Diamond Building Products
PCL 319,400 51,859
#Dohome PCL - NVDR 492,719 59,428
Dohome PCL, Class F 777,700 93,800
Don Muang Tollway PCL,
Class F 556,200 177,172
*Dusit Thani PCL 85,300 27,963
Dynasty Ceramic PCL - NVDR 11,200 457
Dynasty Ceramic PCL, Class F 2,874,389 117,340
Eastern Polymer Group PCL 974,455 84,381
Eastern Polymer Group PCL
- NVDR 7,600 658
Eastern Water Resources
Development and
Management PCL, Class F 228,700 17,823
Ekachai Medical Care PCL 319,609 51,398
Electricity Generating PCL 71,700 272,742
Electricity Generating PCL
- NVDR 28,200 107,271
Energy Absolute PCL 479,300 45,358
*Energy Absolute PCL - NVDR 4,163,100 393,972
Erawan Group PCL (The) 2,206,100 161,014
#Erawan Group PCL (The)
- NVDR 48,800 3,562
Exotic Food PCL - NVDR 400 188
Exotic Food PCL, Class F 31,600 14,855

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
#Forth Corp. PCL 305,500 $ 65,191
Forth Corp. PCL - NVDR 2,900 619
Forth Smart Service PCL
- NVDR 7,000 1,602
Forth Smart Service PCL,
Class F 320,800 73,417
Frasers Property Thailand PCL
- NVDR, Class R 1,000 198
GFPT PCL 763,700 243,269
#GFPT PCL - NVDR 465,100 148,153
Global Power Synergy PCL
- NVDR 4,000 5,134
Global Power Synergy PCL,
Class F 179,700 230,634
*Gulf Development PCL -
NVDR, Class R, ADR 191,173 261,618
*Gulf Development PCL, Class
F 293,285 401,356
Gunkul Engineering PCL 3,610,001 229,986
#Gunkul Engineering PCL
- NVDR 647,800 41,270
Haad Thip PCL - NVDR 400 187
Haad Thip PCL, Class F 359,300 167,788
Hana Microelectronics PCL,
Class F 766,700 550,098
Home Product Center PCL 2,589,600 524,567
Home Product Center PCL
- NVDR 337,100 68,285
Humanica PCL, Class F 161,800 27,271
#Ichitan Group PCL - NVDR 422,700 160,792
Ichitan Group PCL, Class F 229,300 87,224
Index Livingmall PCL, Class F 217,400 96,144
#Indorama Ventures PCL
- NVDR 102,700 60,664
Indorama Ventures PCL,
Class F 914,100 539,951
#IRPC PCL 12,191,901 433,607
I-TAIL Corp. PCL, Class F 249,800 132,876
*Italian-Thai Development
PCL, Class F 5,747,976 58,662
#*Jasmine Technology
Solution PCL, Class A 66,200 52,207
Karmarts PCL - NVDR 976,966 247,754
Karmarts PCL, Class F 131,483 33,343
Kasikornbank PCL 92,500 533,516
KCE Electronics PCL - NVDR 884,400 697,455
KCE Electronics PCL, Class F 11,700 9,227
KGI Securities Thailand PCL
- NVDR 16,300 1,976
KGI Securities Thailand PCL,
Class F 1,919,000 232,642
Khon Kaen Sugar Industry
PCL - NVDR 5,200 222
Khon Kaen Sugar Industry
PCL, Class F 1,185,780 50,607
Kiatnakin Phatra Bank PCL
- NVDR 68,700 139,695
Kiatnakin Phatra Bank PCL,
Class F 207,900 422,744
Shares Value †
THAILAND — (Continued)
Krung Thai Bank PCL - NVDR 258,500 $ 217,848
Krung Thai Bank PCL, Class F 1,151,443 970,367
Lalin Property PCL - NVDR 1,500 232
Land & Houses PCL - NVDR 1,422,900 171,619
Land & Houses PCL, Class F 1,898,200 228,946
Lanna Resources PCL 248,000 118,113
LH Financial Group PCL -
NVDR, Class R 4,900 118
LH Financial Group PCL,
Class F 4,148,200 100,065
LPN Development PCL 1,452,100 73,649
LPN Development PCL
- NVDR 4,000 203
Major Cineplex Group PCL 294,200 64,599
#Major Cineplex Group PCL
- NVDR 256,600 56,343
MBK PCL 550,600 280,962
MBK PCL - NVDR 2,300 1,174
#MC Group PCL - NVDR 227,900 78,939
MC Group PCL, Class F 166,500 57,671
MCS Steel PCL 515,900 130,830
MCS Steel PCL - NVDR 5,400 1,369
Mega Lifesciences PCL 120,000 109,479
Mega Lifesciences PCL
- NVDR 182,700 166,682
Minor International PCL
- NVDR 1,760,000 1,251,894
Minor International PCL, Class
F 226,600 161,181
#MK Restaurants Group PCL
- NVDR 50,800 51,452
MK Restaurants Group PCL,
Class F 271,700 275,187
*Mono Next PCL - NVDR,
Class R1 312,800 11,512
*Mono Next PCL, Class F 956,600 35,205
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 29,800 31,565
Moshi Moshi Retail Corp. PLC,
Class F 13,700 14,511
Namyong Terminal PCL 424,100 37,249
Netbay PCL - NVDR 20,600 13,060
Netbay PCL, Class F 84,100 53,318
Noble Development PCL
- NVDR 2,400 159
Noble Development PCL,
Class F 1,213,001 80,279
Northeast Rubber PCL -
NVDR, Class R 329,100 42,340
Northeast Rubber PCL, Class
F 1,606,900 206,733
NSL Foods PCL - NVDR,
Class R 52,900 42,536
NSL Foods PCL, Class F 61,600 49,531
Origin Property PCL, Class F 960,500 67,133
#Osotspa PCL - NVDR 75,500 36,658
Osotspa PCL, Class F 83,700 40,640
Plan B Media PCL, Class F 1,707,100 220,680

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
*Platinum Group PCL (The),
Class F 319,300 $ 11,554
Polyplex Thailand PCL, Class
A 515,600 150,686
Praram 9 Hospital PCL -
NVDR, Class R 249,900 167,708
Praram 9 Hospital PCL, Class
F 136,550 91,639
Precious Shipping PCL
- NVDR 875,800 181,471
Precious Shipping PCL, Class
F 181,800 37,670
Premier Marketing PCL 197,700 69,701
Premier Marketing PCL
- NVDR 4,100 1,446
#Prima Marine PCL - NVDR,
Class R 538,200 107,357
Prima Marine PCL, Class R 500,200 99,777
Property Perfect PCL 4,473,200 9,684
Pruksa Holding PCL 731,600 84,167
Pruksa Holding PCL - NVDR 2,400 276
#PTG Energy PCL - NVDR 773,300 191,322
#PTG Energy PCL, Class F 1,069,500 264,605
#PTT Exploration & Production
PCL - NVDR 479,100 1,585,394
#PTT Global Chemical PCL
- NVDR 413,800 323,131
#PTT Global Chemical PCL,
Class F 347,000 270,968
#PTT Oil & Retail Business
PCL, Class F 1,152,100 523,763
PTT PCL - NVDR 7,473,200 7,106,878
#Quality Houses PCL - NVDR 497,200 20,297
#Quality Houses PCL, Class F 9,238,451 377,138
R&B Food Supply PCL, Class
F 131,900 14,685
Rajthanee Hospital PCL 113,800 45,400
Rajthanee Hospital PCL
- NVDR 11,900 4,748
Ramkhamhaeng Hospital PCL,
Class F 7,000 4,027
Ratch Group PCL - NVDR 309,750 265,828
Ratch Group PCL, Class F 112,600 96,634
Ratchaphruek Hospital PCL 408,700 62,439
Regional Container Lines PCL
- NVDR 13,800 10,990
Regional Container Lines PCL,
Class F 341,200 271,715
Rojana Industrial Park PCL
- NVDR 332,400 46,054
Rojana Industrial Park PCL,
Class F 940,800 130,347
S Hotels & Resorts PCL, Class
F 1,657,753 78,440
Sabina PCL 69,900 33,507
Sahamitr Pressure Container
PCL, Class F 89,807 24,580
Samart Corp. PCL 442,500 82,109
Samart Corp. PCL - NVDR 121,900 22,619
Shares Value †
THAILAND — (Continued)
Sansiri PCL 2,656,000 $ 114,996
#Sansiri PCL - NVDR 17,121,000 741,283
#Sappe PCL - NVDR 55,300 61,996
#Sappe PCL, Class F 68,500 76,794
SC Asset Corp. PCL 2,189,023 115,087
SC Asset Corp. PCL - NVDR 114,300 6,009
SCB X PCL 266,500 1,079,682
SCB X PCL - NVDR 30,800 124,781
*SCG Ceramics PCL 342,500 2,013
#SCG Packaging PCL, Class F 734,800 413,588
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 1,331 142
Sermsang Power Corp. Co.,
Ltd., Class R 311,670 33,157
Siam Cement PCL (The) 210,100 1,325,511
Siam Cement PCL (The)
- NVDR 73,900 466,232
Siam Wellness Group PCL
- NVDR 51,600 4,660
Siam Wellness Group PCL,
Class F 574,950 51,921
Siamgas & Petrochemicals
PCL 190,300 37,666
Siamgas & Petrochemicals
PCL - NVDR 2,400 475
Sikarin PCL, Class F 175,500 42,064
Singha Estate PCL 2,888,400 49,130
SiS Distribution Thailand PCL,
Class F 64,100 36,674
SISB PCL - NVDR, Class R 32,600 11,897
*SKY ICT PCL, Class F 40,845 15,537
SPCG PCL 540,075 138,631
SPCG PCL - NVDR 1,800 462
Sri Trang Agro-Industry PCL
- NVDR 1,152,200 424,035
#Sri Trang Gloves Thailand
PCL, Class F 1,568,177 324,935
Srinanaporn Marketing PCL -
NVDR, Class R 66,500 16,144
#Srinanaporn Marketing PCL,
Class F 213,000 51,710
Srithai Superware PCL, Class
F 349,600 11,352
Srivichai Vejvivat PCL 150,100 37,833
Star Petroleum Refining PCL 2,432,900 361,154
*Stella X PCL 4,837,700 28,426
*STP&I PCL 1,280,200 143,322
Supalai PCL 918,000 485,474
Supalai PCL - NVDR 436,800 230,997
*Super Energy Corp. PCL -
NVDR, Class R 32,600 131
*Super Energy Corp. PCL,
Class F 33,583,391 135,019
Susco PCL - NVDR 258,700 19,041
Susco PCL, Class F 527,500 38,826
SVI PCL 475,600 91,193
Synnex Thailand PCL 139,500 45,299
TAC Consumer PCL 494,100 73,347

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
#Taokaenoi Food & Marketing
PCL, Class F 484,000 $ 73,045
Thai Coconut PCL - NVDR,
Class R 16,000 3,538
Thai Coconut PCL, Class F 304,100 67,243
Thai Life Insurance PCL 743,700 236,898
Thai Oil PCL 785,600 868,570
Thai Oil PCL - NVDR 41,600 45,994
Thai Union Group PCL - NVDR 109,500 44,362
Thai Union Group PCL, Class
F 1,287,900 521,772
Thai Vegetable Oil PCL, Class
F 385,520 288,529
Thaicom PCL 252,600 74,604
#Thaicom PCL - NVDR 257,900 76,170
Thaifoods Group PCL - NVDR 5,100 716
Thaifoods Group PCL, Class F 2,229,200 312,991
Thaitheparos PCL - NVDR 300 353
Thonburi Healthcare Group
PCL - NVDR, Class R 30,240 7,528
Thonburi Healthcare Group
PCL, Class F 347,620 86,542
Thoresen Thai Agencies PCL
- NVDR 408,600 55,600
Thoresen Thai Agencies PCL,
Class F 1,646,100 223,994
Tipco Asphalt PCL - NVDR 223,600 96,120
Tipco Asphalt PCL, Class F 451,400 194,046
Tisco Financial Group PCL
- NVDR 121,800 404,933
Tisco Financial Group PCL,
Class F 72,200 240,034
TKS Technologies PCL 134,400 23,276
TKS Technologies PCL
- NVDR 146,000 25,285
TMBThanachart Bank PCL 2,954,900 169,060
TMBThanachart Bank PCL
- NVDR 3,040,400 173,952
TOA Paint Thailand PCL 365,401 145,776
TOA Paint Thailand PCL
- NVDR 1,000 399
TPI Polene PCL - NVDR 19,900 443
TPI Polene PCL, Class F 4,240,593 94,425
TPI Polene Power PCL 4,657,100 296,695
Triple i Logistics PCL 422,000 60,556
*True Corp. PCL - NVDR,
Class R, ADR 4,531,391 1,583,570
True Corp. PCL, Class F 972,300 339,786
TTW PCL 833,932 233,403
Union Auction PCL - NVDR 600 106
Union Auction PCL, Class F 266,500 46,978
United Paper PCL - NVDR,
Class R 1,100 262
United Paper PCL, Class R 224,200 53,389
Univanich Palm Oil PCL
- NVDR 2,100 773
Univanich Palm Oil PCL, Class
F 669,100 246,244
#WHA Corp. PCL - NVDR 2,134,800 215,230
Shares Value †
THAILAND — (Continued)
WHA Corp. PCL, Class F 2,521,500 $ 254,217
#WHA Utilities and Power PCL 921,700 116,299
WHA Utilities and Power PCL
- NVDR 38,000 4,795
TOTAL THAILAND 69,997,789
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 287,039 90,451
Agesa Hayat ve Emeklilik A/S 30,050 150,079
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 238,549 162,937
Akbank TAS 2,742,179 3,965,123
Akcansa Cimento A/S 63,858 202,747
*Akfen Yenilenebilir Enerji A/S 504,388 206,684
Aksa Akrilik Kimya Sanayii A/S 1,129,883 333,206
Aksa Enerji Uretim A/S 268,498 332,049
*Aksigorta A/S 439,354 73,038
#Alarko Holding A/S 343,768 659,776
Albaraka Turk Katilim Bankasi
A/S 3,337,979 653,342
Alkim Alkali Kimya A/S 175,559 80,999
Anadolu Anonim Turk Sigorta
Sirketi 532,775 293,707
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 931,500 321,889
Anadolu Hayat Emeklilik A/S 47,628 116,896
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 51,932 70,955
#Arcelik A/S 39,247 103,233
*ARD Grup Bilisim Teknolojileri
A/S 230,885 159,789
Aselsan Elektronik Sanayi Ve
Ticaret A/S 198,962 963,397
#Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 89,186 208,289
Aygaz A/S 1 4
*Bagfas Bandirma Gubre
Fabrikalari A/S 113,217 92,786
Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
A/S 16,819 16,704
*Baticim Bati Anadolu Cimento
Sanayii A/S 1,626,597 169,825
*BatiSoke Soke Cimento
Sanayii TAS 51,404 19,682
Bera Holding A/S 1,045,089 456,334
*Besler Gida Ve Kimya Sanayi
Ve Ticaret AS 322,835 107,797
*Bien Yapi Urunleri Sanayi
Turizm ve Ticaret A/S 154,956 149,916
#BIM Birlesik Magazalar A/S 128,182 1,643,134
*Biotrend Cevre VE Enerji
Yatirimlari A/S 229,974 127,983
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 5,078 58,180
Borusan Yatirim ve Pazarlama
A/S 641 37,334

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 3 $ 14
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 41,860 88,055
Bursa Cimento Fabrikasi A/S 1,138,670 175,210
*Can2 Termik AS 9,287,856 534,550
Celebi Hava Servisi A/S 1,285 47,674
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 233,457 63,184
#Cimsa Cimento Sanayi VE
Ticaret A/S 256,615 290,012
Coca-Cola Icecek A/S 325,941 398,437
*Dardanel Onentas Gida
Sanayi A/S 3,211,976 199,375
Deva Holding A/S 48,133 81,046
#Dogan Sirketler Grubu
Holding A/S 1,433,770 583,086
Dogu Aras Enerji Yatirimlari
A/S 66,552 89,268
#Dogus Otomotiv Servis ve
Ticaret A/S 164,351 704,734
EGE Endustri VE Ticaret A/S 554 107,743
EGE Gubre Sanayii A/S 73,117 185,367
ΩEnerjisa Enerji A/S 83,175 163,194
Enerya Enerji A/S 113,687 26,416
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 17,563 81,241
Eregli Demir ve Celik
Fabrikalari TAS 1,581,131 1,033,337
Escar Turizm Tasimacilik
Ticaret A/S 100,331 49,775
Esenboga Elektrik Uretim A/S 929,284 172,606
Europap Tezol Kagit Sanayi
VE Ticaret A/S 69,677 22,039
*Europen Endustri Insaat
Sanayi VE Ticaret AS 1,176,340 247,590
Ford Otomotiv Sanayi A/S 24,050 56,768
*Galata Wind Enerji A/S 198,308 120,359
*GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 15,512 70,647
Gentas Genel Metal Sanayi ve
Ticaret A/S 47,945 10,490
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 156,262 175,409
Global Yatirim Holding A/S 2,465,904 684,977
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 115,928 63,578
*Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 11,667 92,259
*Gubre Fabrikalari TAS 12,692 95,535
*Hektas Ticaret TAS – –
*Hitit Bilgisayar Hizmetleri AS 57,734 65,880
*HUN Yenilenebilir Enerji
Uretim A/S 914,223 82,404
*Ihlas Holding A/S 2,376,775 180,317
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 605,748 120,580
Is Yatirim Menkul Degerler A/S 388,610 406,283
Shares Value †
TURKEY — (Continued)
*Isiklar Enerji ve Yapi Holding
A/S 195,519 $ 158,748
*Izdemir Enerji Elektrik Uretim
A/S 898,930 206,092
*Izmir Demir Celik Sanayi AS 961,392 146,103
Jantsa Jant Sanayi Ve Ticaret
A/S 57,610 29,128
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 98,147 80,623
#Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 1,858,024 1,211,647
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A 177,291 121,180
*Karel Elektronik Sanayi ve
Ticaret A/S 1 –
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 112,527 28,956
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 3,427,193 255,117
Kayseri Seker Fabrikasi A/S 112,882 48,645
KOC Holding A/S 348,635 1,422,805
Kocaer Celik Sanayi Ve
Ticaret A/S 87,489 28,735
*Konya Cimento Sanayii AS 672 82,147
Kordsa Teknik Tekstil A/S 33,611 44,764
LDR Turizm A/S 71,640 108,445
Logo Yazilim Sanayi Ve
Ticaret A/S 65,178 259,331
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 186,028 74,415
*Loras Holding A.S 1,033,303 148,676
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 424,433 298,583
*Marmara Holding AS 305,636 21,879
Matriks Bilgi Dagitim Hizmetleri
A/S 1 –
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S 683,921 655,493
*Mega Metal Sanayi VE
Ticaret A/S 11,148 10,515
*Menderes Tekstil Sanayi ve
Ticaret AS 303,135 103,814
#*MIA Teknoloji A/S 141,418 125,517
#Migros Ticaret A/S 54,918 592,310
Ω*MLP Saglik Hizmetleri A/S,
Class A 44,868 358,537
Naturel Yenilenebilir Enerji
Ticaret A/S 272,915 59,713
Naturelgaz Sanayi ve Ticaret
A/S 320,480 85,364
*NET Holding A/S, Class F 240,235 284,755
Nuh Cimento Sanayi A/S 32,834 190,533
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 2,520,252 353,633
*Orge Enerji Elektrik Taahhut
A/S 57,520 94,595
Osmanli Yatirim Menkul
Degerler A/S 1 –

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 6,810 $ 74,420
Oyak Cimento Fabrikalari A/S 632,788 319,947
*Parsan Makina Parcalari
Sanayii AS 39,614 87,900
#*Pegasus Hava Tasimaciligi
A/S 233,026 1,163,808
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 1,127,537 321,788
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 245,000 89,731
#*Petkim Petrokimya Holding
A/S, Class H 1,729,029 706,041
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 85,823 53,885
Polisan Holding A/S 362,808 151,343
Politeknik Metal Sanayi ve
Ticaret AS, Class A 316 64,518
*Ral Yatirim Holding A/S 70,326 331,497
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 158,683 56,344
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 177,017 64,412
#*Sasa Polyester Sanayi A/S,
Class A 2,247,195 164,073
Sekerbank Turk A/S 4,477,374 852,929
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 51,061 94,477
Sok Marketler Ticaret A/S 97,965 103,119
SUN Tekstil Sanayi Ve Ticaret
A/S 37,830 36,024
Suwen Tekstil Sanayi
Pazarlama A/S 156,238 43,771
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 47,017 25,897
*TAV Havalimanlari Holding
A/S, Class A 177,880 1,121,064
*Tek Art Insaat Ticaret Turizm
Sanayi ve Yatirimlar A/S 25,541 11,644
*Tekfen Holding A/S 240,445 481,488
Tofas Turk Otomobil Fabrikasi
A/S 62,349 391,834
*Tukas Gida Sanayi ve Ticaret
A/S 5,025,638 341,833
*Tumosan Motor ve Traktor
Sanayi A/S 54,947 143,223
Turcas Holding A/S 81,628 73,692
#Turk Altin Isletmeleri A/S 77,814 49,744
#Turk Hava Yollari AO 373,486 2,589,227
*Turk Telekomunikasyon A/S 579,515 702,898
Turk Traktor ve Ziraat
Makineleri A/S 5,358 69,697
Turkcell Iletisim Hizmetleri A/S 1,094,236 2,594,558
Turkcell Iletisim Hizmetleri A/S,
Sponsored ADR 40,975 245,440
#Turkiye Garanti Bankasi A/S 308,004 985,959
Turkiye Is Bankasi A/S 3,456,432 1,039,862
#Turkiye Petrol Rafinerileri A/S 1,001,021 4,704,218
Shares Value †
TURKEY — (Continued)
Turkiye Sigorta A/S 1,063,018 $ 312,223
#Turkiye Sise ve Cam
Fabrikalari A/S 845,792 739,831
#*Turkiye Vakiflar Bankasi
TAO 1,735,875 1,009,793
#Ulker Biskuvi Sanayi A/S 382,378 983,051
*Usak Seramik Sanayii AS 1,259,871 103,971
Yapi ve Kredi Bankasi A/S 2,019,736 1,613,954
Yatas Yatak ve Yorgan Sanayi
ve Ticaret A/S 184,664 164,691
Yayla Agro Gida Sanayi VE
Nakliyat A/S 619,766 162,135
YEO Teknoloji Enerji VE
Endustri A/S 43,137 35,209
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 325,859 179,329
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 300,862 23,970
TOTAL TURKEY 52,968,964
UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank
PJSC 1,636,270 6,423,995
Abu Dhabi Islamic Bank PJSC 1,223,144 7,033,257
Abu Dhabi National Hotels 3,061,325 371,731
Abu Dhabi National Insurance
Co. PSC 7,110 14,170
Abu Dhabi National Oil Co. for
Distribution PJSC 1,519,172 1,484,863
*Abu Dhabi Ports Co. PJSC 826,901 1,031,108
Abu Dhabi Ship Building Co.
PJSC 56,725 111,197
ADNOC Drilling Co. PJSC 1,600,561 2,431,596
ADNOC Logistics & Services 279,422 436,674
Agility Global PLC 885,806 262,875
Agthia Group PJSC 459,977 484,654
Air Arabia PJSC 2,300,892 2,443,126
Ajman Bank PJSC 1,456,451 578,940
Aldar Properties PJSC 1,119,272 2,742,604
Alpha Dhabi Holding PJSC 174,939 477,243
Amanat Holdings PJSC 1,359,945 425,799
Americana Restaurants
International PLC - Foreign Co. 1,028,165 585,051
*Apex Investment Co. PSC 441,802 463,098
*Bank of Sharjah, Class A 991,531 348,242
Burjeel Holdings PLC 695,937 265,267
Dana Gas PJSC 7,196,979 1,622,429
Deyaar Development PJSC 1,924,064 539,562
Dubai Electricity & Water
Authority PJSC 1,290,939 977,092
Dubai Financial Market PJSC 2,401,818 1,007,038
Dubai Investments PJSC 2,889,748 2,612,059
Dubai Islamic Bank PJSC 2,450,177 6,337,326
Emaar Development PJSC 1,051,416 4,265,263
Emaar Properties PJSC 4,721,169 18,252,522
Emirates Central Cooling
Systems Corp. 925,202 397,996
Emirates Driving Co. 270,411 233,383
Emirates Integrated
Telecommunications Co. PJSC 244,389 628,114

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Emirates NBD Bank PJSC 1,490,049 $ 11,399,659
*Emirates Reem Investments
PJSC 54,194 42,199
Emirates Telecommunications
Group Co. PJSC 698,771 3,690,809
*EMSTEEL Building Materials
PJSC 1,378,294 442,801
Fertiglobe PLC 979,271 666,543
First Abu Dhabi Bank PJSC 1,449,880 6,884,359
*Ghitha Holding PJSC 45,676 292,241
*Gulf Navigation Holding PJSC 439,374 1,088,581
*Gulf Pharmaceutical
Industries PSC 366,318 122,673
*Manazel PJSC 1,425,991 116,472
*Modon Holding PSC 1,077,286 1,070,555
National Bank of Ras Al-
Khaimah PSC (The), Class K 1,609 3,395
National Central Cooling Co.
PJSC 437,307 359,566
*National Corp. for Tourism &
Hotels 231,311 115,878
NMDC Group PJSC 138,054 899,073
Palms Sports PrJSC 159,354 364,441
*Presight AI Holding PLC 286,246 281,340
RAK Properties PJSC 2,499,684 959,598
Ras Al Khaimah Ceramics
PJSC 664,157 464,717
Salik Co. PJSC 1,102,362 1,794,777
Sharjah Islamic Bank 2,000,823 1,606,999
*SHUAA CAPITAL PSC, Class
A 1,879,468 108,993
Taaleem Holdings PJSC 154,713 182,811
TECOM Group PJSC 466,151 413,742
*Union Properties PJSC 3,345,952 734,243
TOTAL UNITED ARAB
EMIRATES 99,394,739
TOTAL COMMON STOCKS 6,599,262,861
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 0.260% 172,700 339,297
Banco do Estado do Rio
Grande do Sul SA, Class B
0.630% 404,549 1,032,191
Banco Pine SA 0.150% 142,405 248,309
Centrais Eletricas Brasileiras
SA 6.510% 63,500 700,308
Cia Energetica de Minas
Gerais 5.810% 989,165 2,082,975
Cia Paranaense de Energia -
Copel 3.150% 369,471 955,040
Energisa S/A 6.170% 190 332
Gerdau SA 3.380% 90,110 316,924
Itau Unibanco Holding SA
2.880% 1,095,340 8,022,100
Marcopolo SA 4.840% 809,880 1,186,588
Petroleo Brasileiro SA -
Petrobras 4.230% 3,633,800 20,074,752
Randoncorp SA 0.780% 111,819 125,624
Shares Value †
BRAZIL — (Continued)
Taurus Armas SA 3.640% 20,900 $ 19,638
Track & Field Co. SA 0.150% 22,095 74,304
Unipar Carbocloro SA
10.430% 27,200 358,616
TOTAL BRAZIL 35,536,998
COLOMBIA — (0.0%)
Grupo Argos SA 5.590% 32,858 102,814
Grupo Aval Acciones y Valores
SA 3.140% 877,330 176,575
Grupo Cibest SA 6.930% 13,210 192,644
Grupo de Inversiones
Suramericana SA 3.610% 45,423 481,221
TOTAL COLOMBIA 953,254
TOTAL PREFERRED
STOCKS 36,490,252
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 11/17/2025 3,601 722
*Oncoclinicas do Brasil
Servicos Medicos SA
11/07/2025 92,725 517
TOTAL BRAZIL 1,239
KOREA, REPUBLIC OF — (0.0%)
*KBI Dong Yang Steel RTS
12/04/2025 6,971 2,579
*Robotis Co., Ltd. 12/11/2025 141 11,252
TOTAL KOREA, REPUBLIC
OF 13,831
MALAYSIA — (0.0%)
*Guan Chong BHD 06/19/2028 58,275 2,087
TOTAL MALAYSIA 2,087
TAIWAN — (0.0%)
*Glyconex, Inc. 11/03/2025 927 45
TOTAL TAIWAN 45
THAILAND — (0.0%)
*Better World Green PCL
05/28/2027 21,533 –
TOTAL THAILAND –
TOTAL RIGHTS/WARRANTS 17,202
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $4,601,731,267) 6,635,770,315
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 8,289,304 95,882,381
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,697,613,648) $ 6,731,652,696

Dimensional Emerging Markets Core Equity 2 ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $347,002,711 which represented 5.2% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 192,498,695 $ 6,630 $ — $ 192,505,325
Chile ................................ 28,483,108 — — 28,483,108
China ............................... 1,881,416,148 400,912 162,438 1,881,979,498
Colombia ............................ 7,080,534 — — 7,080,534
Czechia ............................. 7,996,786 — — 7,996,786
Egypt ............................... 1,567,045 — — 1,567,045
Greece .............................. 32,849,023 — — 32,849,023
Hong Kong ........................... 432,625 — — 432,625
Hungary ............................. 13,075,020 — — 13,075,020
India ................................ 1,105,168,548 4,511,968 — 1,109,680,516
Indonesia ............................ 92,150,968 — 6,518 92,157,486
Korea, Republic of ..................... 841,483,660 4,794,899 198,839 846,477,398
Kuwait .............................. 47,896,347 114,387 60,413 48,071,147
Malaysia ............................. 86,409,513 — — 86,409,513
Mexico .............................. 103,921,625 — — 103,921,625
Peru ................................ 3,876,120 — — 3,876,120
Philippines ........................... 24,957,438 — — 24,957,438
Poland .............................. 74,380,633 — — 74,380,633
Qatar ............................... 44,175,579 — — 44,175,579
Saudi Arabia .......................... 196,670,123 — — 196,670,123
South Africa .......................... 200,364,331 — — 200,364,331
Taiwan .............................. 1,379,470,630 315,019 4,847 1,379,790,496
Thailand ............................. 33,012,499 36,985,290 — 69,997,789
Turkey .............................. 52,968,964 — — 52,968,964
United Arab Emirates ................... 99,394,739 — — 99,394,739
Preferred Stocks
Brazil ............................... 35,536,998 — — 35,536,998
Colombia ............................ 953,254 — — 953,254
Rights/Warrants
Brazil ............................... 1,239 — — 1,239
Korea, Republic of ..................... — 13,831 — 13,831
Malaysia ............................. 2,087 — — 2,087
Taiwan .............................. — 45 — 45
Thailand ............................. — — — —
Securities Lending Collateral ............... — 95,882,381 — 95,882,381
Total Investments ........................ $6,588,194,279 $143,025,362 $433,055> $6,731,652,696
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets ex China Core Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
Shares Value †
COMMON STOCKS — (97.4%)
BRAZIL — (4.6%)
Allied Tecnologia SA, Class A 300 $ 569
Allos SA 15,100 69,960
Alupar Investimento SA 6,636 40,147
Ambev SA 21,600 50,980
Ambev SA, Sponsored ADR 34,100 78,771
Anima Holding SA 1,500 983
Armac Locacao Logistica E
Servicos SA 200 139
Auren Energia SA 800 1,633
B3 SA - Brasil Bolsa Balcao 68,900 161,978
Banco ABC Brasil SA 1,100 4,700
ΩBanco BMG SA 400 299
*Banco BMG SA 15 11
Banco Bradesco SA 800 2,298
Banco Bradesco SA 22,300 75,201
Banco Bradesco SA,
Sponsored ADR 52,100 176,098
Banco BTG Pactual SA 13,000 117,854
Banco do Brasil SA 39,900 162,263
Banco Pan SA 22,100 42,475
Banco Santander Brasil SA 21,100 122,012
#Banco Santander Brasil SA,
Sponsored ADR 36,000 208,440
BB Seguridade Participacoes
SA 14,800 90,281
Bemobi Mobile Tech SA 200 871
Blau Farmaceutica SA 100 249
Boa Safra Sementes SA 200 390
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 7,400 27,456
BrasilAgro - Co. Brasileira de
Propriedades Agricolas, ADR 200 744
*Brava Energia 5,500 15,075
C&A MODAS SA 13,800 41,642
Caixa Seguridade
Participacoes S/A 700 1,946
Camil Alimentos SA 400 407
Centrais Eletricas Brasileiras
SA 700 7,243
Centrais Eletricas Brasileiras
SA, Sponsored ADR 16,300 168,705
*Cia Brasileira de Aluminio 24,500 23,612
*Cia Brasileira de Distribuicao 20,000 13,964
Cia de Ferro Ligas da Bahia
FERBASA 13,100 19,096
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 8,300 203,682
Cia de Saneamento de Minas
Gerais Copasa MG 7,200 50,525
Cia De Sanena Do Parana 2,200 2,790
Cia De Sanena Do Parana 500 663
Cia De Sanena Do Parana 22,200 142,142
Shares Value †
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais 500 $ 1,350
Cia Energetica de Minas
Gerais, Sponsored ADR 36,300 75,867
Cia Paranaense de Energia -
Copel, ADR 13,526 139,859
Cia Paranaense de Energia -
Copel, ADR 276 2,680
Cia Siderurgica Nacional SA 60,600 106,230
Cogna Educacao SA 455,300 316,207
Construtora Tenda S/A 7,400 32,389
#Cosan SA, Class H, ADR 5,175 23,753
CPFL Energia SA 9,400 72,614
Cruzeiro do Sul Educacional
SA, Class A 18,700 20,245
Cury Construtora e
Incorporadora SA 12,200 79,156
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 23,300 131,835
ΩDesktop SA 400 1,136
Dexco SA 46,600 46,382
*Diagnosticos da America SA 8,000 2,585
Dimed SA Distribuidora da
Medicamentos 300 523
Direcional Engenharia SA 28,400 89,549
EcoRodovias Infraestrutura e
Logistica SA 21,900 32,412
Embraer SA, Sponsored ADR 993 64,029
Empreendimentos Pague
Menos S/A 53,835 38,988
Energisa S/A 10,100 97,209
*Eneva SA 11,600 39,441
Engie Brasil Energia SA 3,300 24,512
Equatorial Energia SA 23,343 158,867
Eternit SA 100 77
Eucatex SA Industria e
Comercio 100 310
*Even Construtora e
Incorporadora SA 400 553
EZ Tec Empreendimentos e
Participacoes SA 9,600 33,069
Fleury SA 25,659 69,327
Fras-Le SA 207 882
#Gerdau SA, Sponsored ADR 33,300 116,217
ΩGPS Participacoes e
Empreendimentos SA 19,300 68,166
Grendene SA 26,900 26,275
Grupo Mateus SA, Class B 20,200 24,157
Grupo SBF SA 14,600 35,001
Guararapes Confeccoes SA 6,150 11,569
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 12,000 69,703
Hospital Mater Dei SA 300 237
Hypera SA, Class A 23,200 111,322

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
BRAZIL — (Continued)
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 300 $ 666
Iochpe Maxion SA 5,400 10,980
Irani Papel e Embalagem SA 400 662
*IRB-Brasil Resseguros SA 9,652 88,434
Isa Energia Brasil SA 5,900 27,511
Itau Unibanco Holding SA,
Sponsored ADR 52,249 384,553
*Jalles Machado SA 500 254
*JBS NV 7,850 104,212
JHSF Participacoes SA 56,000 68,529
JSL SA 400 401
Kepler Weber SA 8,642 14,844
Klabin SA 41,000 137,348
Lavvi Empreendimentos
Imobiliarios SA 200 555
Localiza Rent a Car SA 22,900 167,716
LOG Commercial Properties e
Participacoes SA 100 440
*Log-in Logistica Intermodal
SA 100 613
Lojas Quero-Quero SA 888 346
Lojas Renner SA, Class A 52,120 143,628
ΩLWSA SA 31,000 22,508
M Dias Branco SA, Class H 5,000 27,223
Magazine Luiza SA 24,500 38,535
Mahle Metal Leve SA 5,100 28,250
Marcopolo SA 100 127
MBRF Global Foods Co. SA 15,100 50,108
#MBRF Global Foods Co. SA,
ADR 11,928 38,647
Melnick Even Desenvolvimento
Imobiliario SA 300 219
Mills Locacao Servicos e
Logistica SA 19,500 47,255
*Minerva SA 39,500 52,665
Motiva Infraestrutura de
Mobilidade SA 27,500 81,093
Moura Dubeux Engenharia S/A 4,800 24,646
Movida Participacoes SA 14,255 21,680
*MRV Engenharia e
Participacoes SA 19,300 27,095
Multiplan Empreendimentos
Imobiliarios SA, Class A 7,100 36,244
*Natura Cosmeticos SA 15,900 26,603
Neoenergia SA 7,600 41,181
*Oceanpact Servicos
Maritimos SA, Class A 400 564
Odontoprev SA 16,600 39,241
*Oncoclinicas do Brasil
Servicos Medicos SA 34,800 14,023
Petroleo Brasileiro SA
- Petrobras 7,000 40,959
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 61,950 721,098
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 79,750 881,238
Petroreconcavo S/A 23,700 54,660
Shares Value †
BRAZIL — (Continued)
Plano & Plano
Desenvolvimento Imobiliario
SA 2,000 $ 5,426
Porto Seguro SA 7,200 64,243
Positivo Tecnologia SA 300 229
*PRIO SA 38,700 258,927
Profarma Distribuidora de
Produtos Farmaceuticos SA 100 156
Qualicorp Consultoria e
Corretora de Seguros SA 800 403
Raia Drogasil SA 43,700 162,298
Raizen SA 3,700 653
ΩRede D'Or Sao Luiz SA 4,600 37,021
Romi SA, Class A 200 302
Rumo SA 13,000 38,431
Sao Carlos Empreendimentos
e Participacoes SA 100 389
Sao Martinho S/A 22,000 57,358
Schulz SA 400 362
Sendas Distribuidora S/A 52,000 83,043
#Sendas Distribuidora S/A,
ADR 6,880 54,146
ΩSer Educacional SA 14,100 26,654
SIMPAR SA 45,900 39,378
SLC Agricola SA 14,707 44,106
Smartfit Escola de Ginastica e
Danca SA 14,816 69,277
Suzano SA 1,000 9,079
#Suzano SA, Class A,
Sponsored ADR 21,300 192,339
SYN prop e tech SA 200 186
Tegma Gestao Logistica SA 2,110 14,274
#Telefonica Brasil SA, ADR 6,400 76,352
TIM SA 1,000 4,511
TIM SA, ADR 4,120 93,071
TOTVS SA 5,400 44,493
Transmissora Alianca de
Energia Eletrica S/A 23,100 163,433
Tres Tentos Agroindustrial S/A 11,500 34,189
Trisul SA 300 426
Tupy SA 7,700 17,702
Ultrapar Participacoes SA,
Sponsored ADR 33,300 131,868
Unifique Telecomunicacoes
S/A, Class A 300 268
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 300 314
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 21,300 22,427
Vale SA, Class A, Sponsored
ADR 102,900 1,244,061
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 3,600 14,807
*Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 23,600 14,199
Veste SA Estilo 400 353
Vibra Energia SA 58,900 260,312

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
BRAZIL — (Continued)
Vivara Participacoes SA 16,100 $ 93,279
Vulcabras SA 5,300 22,735
WEG SA 5,600 43,780
Wiz Co. 200 309
YDUQS Participacoes SA 43,500 114,785
TOTAL BRAZIL 11,316,885
CHILE — (0.6%)
Administradora de Fondos de
Pensiones Habitat SA 6,876 10,650
Aguas Andinas SA, Class A 58,434 22,266
Banco de Chile, Sponsored
ADR 4,626 161,494
Banco de Credito e
Inversiones SA 1,816 93,386
Banco Santander Chile,
Sponsored ADR 2,755 79,068
Banvida SA 744 478
Besalco SA 8,949 10,559
BICECORP SA 48,546 16,968
*CAP SA 2,128 14,229
Cencosud SA 22,104 68,576
Cencosud Shopping SA 9,749 23,126
#Cia Cervecerias Unidas SA,
Sponsored ADR 4,055 52,310
Colbun SA 547,550 82,351
Embotelladora Andina SA,
Sponsored ADR 448 12,123
Empresa Nacional de
Telecomunicaciones SA 19,391 92,344
Empresas CMPC SA 38,351 55,359
Empresas Copec SA 9,184 65,690
Empresas Lipigas SA 320 2,174
Enel Americas SA 106,406 10,051
#Enel Chile SA, Sponsored
ADR 19,681 75,772
Engie Energia Chile SA 20,464 29,463
Falabella SA 4,259 26,739
Forus SA 436 1,007
Inversiones Aguas
Metropolitanas SA 34,254 34,538
Inversiones La Construccion
SA 1,550 24,677
#Latam Airlines Group SA,
ADR 2,014 90,610
Parque Arauco SA 43,801 122,268
Plaza SA 4,342 12,236
Ripley Corp. SA 23,921 11,552
Salfacorp SA 2,092 2,298
SMU SA 283,562 46,048
Sociedad Matriz SAAM SA,
Class B 11,120 1,476
#*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 2,536 124,239
SONDA SA 39,829 14,414
*Vina Concha y Toro SA 54,197 59,192
TOTAL CHILE 1,549,731
COLOMBIA — (0.2%)
Celsia SA 18,995 24,060
Shares Value †
COLOMBIA — (Continued)
Cementos Argos SA 8,719 $ 23,307
*Corp Financiera Colombiana
SA 12,003 56,648
Grupo Argos SA 9,093 40,983
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 10,731 45,285
Grupo Cibest SA 220 3,561
Grupo Cibest SA, ADR 3,469 201,341
Grupo de Inversiones
Suramericana SA 2,243 27,225
Grupo Energia Bogota SA ESP 18,493 15,089
Interconexion Electrica SA
ESP 2,606 16,876
Mineros SA, Class A 7,286 25,667
Organizacion Terpel SA 5,800 24,729
Promigas SA ESP 9,573 15,944
TOTAL COLOMBIA 520,715
CZECHIA — (0.2%)
CEZ A/S 3,046 186,782
Komercni Banka A/S 1,472 75,464
ΩMoneta Money Bank A/S 11,647 98,761
Philip Morris CR A/S 28 23,902
TOTAL CZECHIA 384,909
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 27,073 57,801
TOTAL EGYPT 57,801
FRANCE — (0.0%)
Carrefour SA 3,554 56,308
TOTAL FRANCE 56,308
GREECE — (0.8%)
Aegean Airlines SA 4,919 74,830
*Aktor SA Holding Company
Technical And Energy Projects 135 1,310
Alpha Bank SA 39,488 154,962
Athens International Airport SA 2,243 25,940
Athens Water Supply &
Sewage Co. SA 1,683 13,481
Autohellas Tourist and Trading
SA 1,901 24,311
Avax SA 184 510
Bank of Greece 729 12,495
Ellaktor SA 392 705
ElvalHalcor SA 188 694
Eurobank Ergasias Services
and Holdings SA 38,583 145,221
Fourlis Holdings SA 124 588
GEK TERNA SA 3,357 89,814
Hellenic Exchanges - Athens
Stock Exchange SA 656 4,725
Hellenic Telecommunications
Organization SA 2,935 55,251
HELLENiQ ENERGY Holdings
S.A. 6,745 59,478
Holding Co. ADMIE IPTO SA 9,815 33,816

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
GREECE — (Continued)
*Intralot SA-Integrated
Information Systems & Gaming
Services 46,492 $ 59,886
JUMBO SA 3,221 102,385
Kri-Kri Milk Industry SA 20 455
*LAMDA Development SA,
Class A 2,564 21,899
Lavipharm SA 212 198
*Metlen Energy & Metals PLC 2,772 140,776
Motor Oil Hellas Corinth
Refineries SA 4,050 121,631
National Bank of Greece SA 20,354 299,413
OPAP SA 3,080 63,811
Optima bank SA 6,960 64,587
Piraeus Financial Holdings SA 23,493 183,627
Piraeus Port Authority SA 179 8,884
Profile Systems & Software SA 32 266
Public Power Corp. SA 3,365 58,608
Quest Holdings SA 1,410 11,474
Sarantis SA 1,031 15,017
Thrace Plastics Holding and
Co., Class A 52 234
Titan SA 1,275 57,246
TOTAL GREECE 1,908,528
HUNGARY — (0.3%)
#*4iG Nyrt, Class A 5,425 64,823
ANY Security Printing Co. 1,032 21,499
Magyar Telekom
Telecommunications PLC 13,148 69,025
MOL Hungarian Oil & Gas PLC 13,749 121,118
Opus Global Nyrt 854 1,390
OTP Bank Nyrt 4,855 463,665
*PannErgy Nyrt 36 200
*Richter Gedeon Nyrt 1,199 37,004
TOTAL HUNGARY 778,724
INDIA — (22.8%)
360 ONE WAM, Ltd. 4,839 58,910
3M India, Ltd. 37 12,321
Aarti Drugs, Ltd. 1,992 11,020
Aarti Industries, Ltd. 576 2,465
Aarti Pharmalabs, Ltd. 3,976 38,158
ABB India, Ltd. 506 29,754
ACC, Ltd. 1,347 28,550
Accelya Solutions India, Ltd. 12 188
Action Construction
Equipment, Ltd. 778 9,648
*Adani Energy Solutions, Ltd. 12,206 135,602
Adani Enterprises, Ltd. 1,247 34,851
*Adani Green Energy, Ltd. 331 4,251
Adani Ports & Special
Economic Zone, Ltd. 15,865 259,409
*Adani Power, Ltd. 129,840 230,877
Adani Total Gas, Ltd. 5,357 38,115
ADF Foods, Ltd. 168 416
*Aditya Birla Fashion and
Retail, Ltd. 8,386 7,712
*Aditya Birla Lifestyle Brands,
Ltd. 5,407 8,137
Shares Value †
INDIA — (Continued)
Aditya Birla Real Estate, Ltd. 489 $ 10,338
Aditya Birla Sun Life Asset
Management Co., Ltd. 518 4,446
ΩAditya Vision, Ltd. 2,517 16,276
Advanced Enzyme
Technologies, Ltd. 140 486
*Advent Hotels International
Pvt, Ltd. 1,378 4,854
Aegis Logistics, Ltd. 8,260 69,800
*Aether Industries, Ltd. 169 1,435
AGI Greenpac, Ltd. 2,546 23,509
Ahluwalia Contracts India, Ltd. 1,099 11,768
AIA Engineering, Ltd. 2,163 79,187
Ajanta Pharma, Ltd. 2,494 69,262
Ajmera Realty & Infra India,
Ltd. 1,717 20,736
Akzo Nobel India, Ltd. 142 5,185
Alembic Pharmaceuticals, Ltd. 2,912 29,438
Alembic, Ltd. 284 318
Alkem Laboratories, Ltd. 1,329 82,438
Alkyl Amines Chemicals 1,662 34,823
*Allcargo Logistics, Ltd. 1,332 516
Amara Raja Energy & Mobility,
Ltd. 10,304 116,625
*Amber Enterprises India, Ltd. 920 83,288
Ambuja Cements, Ltd. 5,554 35,374
Amrutanjan Health Care, Ltd. 48 392
Anant Raj, Ltd. 2,070 15,026
Andhra Sugars, Ltd. (The) 300 275
Angel One, Ltd. 4,795 134,628
Antelopus Selan Energy, Ltd. 24 155
Ω*Antony Waste Handling
Cell, Ltd., Class A 56 343
Anup Engineering, Ltd. (The) 622 16,166
Anupam Rasayan India, Ltd. 50 605
Apar Industries, Ltd. 1,435 140,168
Apcotex Industries, Ltd. 76 304
APL Apollo Tubes, Ltd. 6,099 123,084
Apollo Hospitals Enterprise,
Ltd., Class A 2,177 188,367
Apollo Micro Systems, Ltd. 220 686
Apollo Pipes, Ltd. 60 208
Apollo Tyres, Ltd. 30,031 169,656
Artemis Medicare Services,
Ltd. 88 245
Arvind Fashions, Ltd. 11,628 65,868
Arvind, Ltd. 27,460 98,616
Asahi India Glass, Ltd. 3,376 35,098
Ashapura Minechem, Ltd. 2,331 17,449
Ashiana Housing, Ltd. 128 407
Ashok Leyland, Ltd. 209,928 334,693
*Ashoka Buildcon, Ltd., Class
A 16,547 38,335
Asian Paints, Ltd. 7,205 203,786
ΩAster DM Healthcare, Ltd. 14,033 107,187
Astra Microwave Products, Ltd. 2,641 31,008
Astral, Ltd. 1,540 25,156
AstraZeneca Pharma India,
Ltd. 12 1,292

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Atul, Ltd. 949 $ 61,603
ΩAU Small Finance Bank, Ltd. 9,466 93,608
AurionPro Solutions, Ltd. 334 4,542
Aurobindo Pharma, Ltd. 14,693 188,505
Automotive Axles, Ltd. 20 383
Avadh Sugar & Energy, Ltd. 52 253
Avantel, Ltd. 11,526 22,274
Avanti Feeds, Ltd. 3,509 27,567
Ω*Avenue Supermarts, Ltd. 1,067 49,924
*AWL Agri Business, Ltd. 10,857 33,615
Axis Bank, Ltd. 59,518 826,549
Axis Bank, Ltd., GDR 668 45,758
*AXISCADES Technologies,
Ltd. 48 866
Bajaj Auto, Ltd. 1,490 149,258
*Bajaj Consumer Care, Ltd. 1,516 4,734
Bajaj Finserv, Ltd. 6,036 141,994
*Bajaj Hindusthan Sugar, Ltd. 57,451 14,296
Balaji Amines, Ltd. 36 571
Balkrishna Industries, Ltd. 1,969 50,567
Balmer Lawrie & Co., Ltd. 232 528
Balrampur Chini Mills, Ltd. 15,764 81,500
Banco Products India, Ltd. 3,692 29,508
ΩBandhan Bank, Ltd. 87,893 155,011
Bank of Baroda 54,163 169,863
Bank of India 1,644 2,591
Bank of Maharashtra 32,981 21,931
Bannari Amman Sugars, Ltd.,
Class F 16 649
BASF India, Ltd. 468 23,260
Bata India, Ltd. 2,789 33,636
Bayer CropScience, Ltd. 249 13,701
BCL Industries, Ltd. 648 291
*BEML, Ltd. 28 1,388
Berger Paints India, Ltd. 5,283 32,262
*BF Utilities, Ltd., Class R 56 465
Bhansali Engineering
Polymers, Ltd. 364 404
Bharat Bijlee, Ltd. 20 681
Bharat Dynamics, Ltd. 158 2,723
Bharat Electronics, Ltd. 62,208 298,597
Bharat Forge, Ltd. 15,847 236,479
Bharat Heavy Electricals, Ltd. 62,026 185,502
Bharat Petroleum Corp., Ltd. 38,338 154,093
Bharat Rasayan, Ltd. 4 489
Bharti Airtel, Ltd. 69,714 1,613,444
Biocon, Ltd. 14,818 62,112
Birla Corp., Ltd. 4,514 59,942
BirlaNu, Ltd. 16 346
Birlasoft, Ltd. 10,732 44,925
*BL Kashyap & Sons, Ltd. 260 173
Black Box, Ltd. 1,813 10,838
Bliss Gvs Pharma, Ltd. 136 240
BLS International Services,
Ltd. 7,530 26,686
Blue Dart Express, Ltd. 162 11,993
Blue Star, Ltd. 1,915 41,794
Bombay Burmah Trading Co. 1,672 37,308
Shares Value †
INDIA — (Continued)
Bombay Dyeing &
Manufacturing Co., Ltd. 3,763 $ 6,959
*Borosil, Ltd. 108 417
Bosch, Ltd. 82 34,404
Brigade Enterprises, Ltd. 9,128 106,703
Britannia Industries, Ltd. 3,003 197,440
BSE, Ltd. 4,333 121,002
*Camlin Fine Sciences, Ltd. 388 856
Campus Activewear, Ltd. 4,795 15,116
Canara Bank 57,028 88,005
Cantabil Retail India, Ltd. 116 340
*Capacit'e Infraprojects, Ltd. 3,021 9,758
Caplin Point Laboratories, Ltd. 841 19,258
Carborundum Universal, Ltd. 4,477 45,415
Care Ratings, Ltd. 1,745 31,542
*Cartrade Tech, Ltd. 8,554 290,959
Carysil, Ltd. 1,115 11,750
Castrol India, Ltd. 48,772 107,141
CCL Products India, Ltd. 6,915 66,972
CE Info Systems, Ltd. 766 15,699
Ceat, Ltd. 3,447 156,590
Cello World, Ltd. 1,910 14,085
Central Depository Services
India, Ltd. 8,229 147,132
Centum Electronics, Ltd. 16 453
Century Enka, Ltd. 56 295
Century Plyboards India, Ltd. 192 1,632
Cera Sanitaryware, Ltd. 515 36,123
CESC, Ltd. 31,370 63,594
CG Power & Industrial
Solutions, Ltd. 20,566 170,663
*Chalet Hotels, Ltd. 251 2,685
Chambal Fertilisers and
Chemicals, Ltd. 27,796 150,563
*Chemplast Sanmar, Ltd. 7,110 31,945
Chennai Petroleum Corp., Ltd. 4,479 49,414
*Choice International, Ltd. 1,809 17,048
CIE Automotive India, Ltd. 5,887 28,662
*Cigniti Technologies, Ltd. 40 774
Cipla, Ltd. 20,955 354,391
City Union Bank, Ltd. 4,764 12,272
Clean Science & Technology,
Ltd. 1,787 20,308
CMS Info Systems, Ltd. 35,829 149,861
Coal India, Ltd. 24,361 106,655
ΩCochin Shipyard, Ltd. 1,328 26,771
Coforge, Ltd. 9,763 195,554
*Cohance Lifesciences, Ltd. 843 7,155
Colgate-Palmolive India, Ltd.,
Class F 5,998 151,553
Computer Age Management
Services, Ltd. 6,012 266,923
Concord Biotech, Ltd. 54 878
Confidence Petroleum India,
Ltd. 644 302
Container Corp. of India, Ltd. 3,822 23,475
Control Print, Ltd., Class A 28 233
Coromandel International, Ltd. 3,581 85,706
Cosmo First, Ltd. 56 525

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Craftsman Automation, Ltd. 417 $ 31,379
CRISIL, Ltd. 372 20,656
Crompton Greaves Consumer
Electricals, Ltd. 49,295 156,984
*CSB Bank, Ltd., Class H 192 894
Cummins India, Ltd. 6,564 321,215
Cyient, Ltd. 7,905 103,520
Ω*D P Abhushan, Ltd. 12 191
Dabur India, Ltd. 9,096 49,957
*Dalmia Bharat Refractories,
Ltd. 1 –
Dalmia Bharat Sugar &
Industries, Ltd. 52 201
Dalmia Bharat, Ltd. 560 13,227
Datamatics Global Services,
Ltd. 32 337
DB Corp., Ltd. 2,147 6,470
DCB Bank, Ltd. 19,481 34,662
DCM Shriram Industries, Ltd. 188 366
DCM Shriram, Ltd. 96 1,386
DCW, Ltd. 448 319
Deep Industries, Ltd. 76 414
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 2,212 37,168
Deepak Nitrite, Ltd. 5,035 98,033
*Delhivery, Ltd. 53,975 283,308
Delta Corp., Ltd. 9,647 8,450
*Devyani International, Ltd. 5,265 9,596
*Dhanlaxmi Bank, Ltd. 712 212
Dhanuka Agritech, Ltd. 752 11,641
*Digitide Solutions, Ltd. 12,311 21,984
ΩDilip Buildcon, Ltd. 2,668 14,882
*Dish TV India, Ltd. 3,056 153
*Dishman Carbogen Amcis,
Ltd. 4,383 14,407
Divi's Laboratories, Ltd. 469 35,599
Dixon Technologies India, Ltd. 1,103 192,516
DLF, Ltd. 9,679 82,456
Dodla Dairy, Ltd. 3,336 48,542
Dollar Industries, Ltd. 52 210
ΩDr. Lal PathLabs, Ltd. 3,212 113,451
Dr. Reddy's Laboratories, Ltd. 1,196 16,135
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 20,864 277,283
eClerx Services, Ltd. 1,229 65,452
Eicher Motors, Ltd. 3,803 300,183
*EID Parry India, Ltd. 5,220 63,060
EIH Associated Hotels 56 241
EIH, Ltd. 14,764 64,830
Eimco Elecon India, Ltd.,
Class A 12 252
Elecon Engineering Co., Ltd. 6,302 39,858
*Electronics Mart India, Ltd. 2,168 3,689
Electrosteel Castings, Ltd. 39,032 40,122
Elgi Equipments, Ltd. 3,558 19,936
Emami, Ltd. 16,462 99,101
*Embassy Developments, Ltd. 26,037 27,239
Emcure Pharmaceuticals, Ltd. 699 10,385
Shares Value †
INDIA — (Continued)
ΩEndurance Technologies,
Ltd. 2,965 $ 94,811
Engineers India, Ltd. 59,455 135,411
Epigral, Ltd. 1,935 36,831
EPL, Ltd. 15,927 36,154
ΩEquitas Small Finance Bank,
Ltd. 44,039 28,273
ΩEris Lifesciences, Ltd. 1,119 20,064
ESAB India, Ltd. 357 19,748
Escorts Kubota, Ltd. 543 23,161
*Eternal, Ltd. 20,527 73,475
*Eureka Forbes, Ltd. 4,264 26,822
Eveready Industries India, Ltd. 116 496
Everest Kanto Cylinder, Ltd. 144 237
Exide Industries, Ltd., Class F 21,574 92,813
FDC, Ltd. 156 810
Federal Bank, Ltd. 78,548 209,361
*Federal-Mogul Goetze India,
Ltd. 56 290
FIEM Industries, Ltd. 1,339 31,498
Filatex India, Ltd. 560 400
Fine Organic Industries, Ltd. 464 23,193
Fineotex Chemical, Ltd. 1,080 363
*Fino Payments Bank, Ltd. 76 242
Finolex Cables, Ltd. 4,738 41,946
Finolex Industries, Ltd. 11,018 23,335
Firstsource Solutions, Ltd. 70,136 279,608
Force Motors, Ltd. 656 130,459
Fortis Healthcare, Ltd. 12,950 149,243
*FSN E-Commerce Ventures,
Ltd. 21,646 60,458
G R Infraprojects, Ltd. 1,218 16,006
Gabriel India, Ltd. 8,673 124,461
GAIL India, Ltd. 69,145 142,354
Galaxy Surfactants, Ltd. 798 20,051
Ganesh Housing, Ltd. 1,658 15,543
Ganesha Ecosphere, Ltd. 212 2,914
Garware Hi-Tech Films, Ltd. 985 37,857
Garware Technical Fibres, Ltd. 2,730 23,343
Gateway Distriparks, Ltd. 22,471 16,178
GE Vernova T&D India, Ltd. 3,430 117,361
*Genesys International Corp.,
Ltd. 1,439 8,236
Genus Power Infrastructures,
Ltd. 1,006 3,863
Geojit Financial Services, Ltd. 11,410 9,513
GHCL Textiles, Ltd. 280 243
GHCL, Ltd. 7,920 57,117
Gillette India, Ltd. 519 52,715
ΩGland Pharma, Ltd. 1,168 25,379
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,580 46,607
Glenmark Pharmaceuticals,
Ltd. 4,842 103,155
Global Health, Ltd. 2,348 34,689
Globus Spirits, Ltd. 40 521
GMM Pfaudler, Ltd. 2,469 35,862
*GMR Airports, Ltd. 101,160 107,084
*Go Fashion India, Ltd. 2,081 15,103

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Godawari Power and Ispat,
Ltd. 22,745 $ 72,700
Godfrey Phillips India, Ltd. 1,533 53,149
ΩGodrej Agrovet, Ltd. 1,026 7,666
Godrej Consumer Products,
Ltd. 11,024 138,913
*Godrej Industries, Ltd., Class
A 216 2,688
*Godrej Properties, Ltd., Class
A 4,411 113,690
*Gokul Agro Resources, Ltd. 6,322 12,228
Goldiam International, Ltd. 952 3,841
Goodluck India, Ltd. 52 736
Granules India, Ltd. 12,950 82,510
Graphite India, Ltd. 22,107 155,185
Grasim Industries, Ltd. 7,488 243,920
Gravita India, Ltd. 1,421 26,686
Great Eastern Shipping Co.,
Ltd. (The) 9,426 116,759
Greaves Cotton, Ltd., Class A 568 1,459
Greenlam Industries, Ltd. 2,362 7,058
Greenpanel Industries, Ltd. 3,192 10,244
Greenply Industries, Ltd. 6,375 21,939
Gufic Biosciences, Ltd. 76 279
Gujarat Alkalies & Chemicals,
Ltd. 72 464
Gujarat Ambuja Exports, Ltd. 9,747 11,607
Gujarat Fluorochemicals, Ltd. 430 18,134
Gujarat Gas, Ltd. 2,308 10,592
Gujarat Industries Power Co.,
Ltd. 136 280
Gujarat Mineral Development
Corp., Ltd. 10,452 69,973
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 26,979 152,855
Gujarat Pipavav Port, Ltd. 12,257 23,006
Gulf Oil Lubricants India, Ltd. 1,578 21,985
Happiest Minds Technologies,
Ltd. 4,554 26,448
ΩHarsha Engineers
International, Ltd. 68 306
Hatsun Agro Product, Ltd. 1,889 23,532
Havells India, Ltd. 4,245 71,438
HBL Engineering, Ltd. 536 6,063
HCL Technologies, Ltd. 30,644 532,129
ΩHDFC Asset Management
Co., Ltd. 3,200 193,901
HDFC Bank, Ltd. 19,884 221,147
HDFC Bank, Ltd., Sponsored
ADR 70,586 2,556,625
ΩHDFC Life Insurance Co.,
Ltd. 15,663 129,129
*HealthCare Global
Enterprises, Ltd. 3,693 31,082
HEG, Ltd. 12,695 84,518
HeidelbergCement India, Ltd. 256 567
Heritage Foods, Ltd. 4,205 22,829
Hero MotoCorp, Ltd. 5,951 371,656
Hester Biosciences, Ltd. 8 145
Shares Value †
INDIA — (Continued)
HFCL, Ltd. 39,156 $ 32,424
HG Infra Engineering, Ltd. 84 873
Hikal, Ltd. 8,184 21,974
Himadri Speciality Chemical,
Ltd. 10,857 58,981
Himatsingka Seide, Ltd. 6,090 8,427
Hindalco Industries, Ltd. 48,484 463,068
Hindustan Aeronautics, Ltd. 5,396 284,464
Hindustan Copper, Ltd. 23,268 89,184
*Hindustan Foods, Ltd. 1,723 10,173
*Hindustan Oil Exploration
Co., Ltd. 188 324
Hindustan Petroleum Corp.,
Ltd. 37,017 198,489
Hindustan Unilever, Ltd. 12,202 338,894
Hindware Home Innovation,
Ltd. 124 518
Hitachi Energy India, Ltd. 183 36,649
HI-Tech Pipes, Ltd. 168 217
HLE Glascoat, Ltd. 28 181
Honda India Power Products,
Ltd. 12 353
HPL Electric & Power, Ltd. 56 277
Huhtamaki India, Ltd. 84 231
ICICI Bank, Ltd., Sponsored
ADR 75,993 2,302,588
ΩICICI Lombard General
Insurance Co., Ltd. 930 20,887
ΩICICI Prudential Life
Insurance Co., Ltd. 3,400 22,641
IDFC First Bank, Ltd. 58,385 53,780
*IFB Industries, Ltd., Class A 603 12,717
IIFL Capital Services, Ltd. 15,854 60,972
*Imagicaaworld Entertainment,
Ltd. 384 223
India Glycols, Ltd. 462 5,044
India Power Corp., Ltd. 2,408 321
ΩIndiaMart InterMesh, Ltd. 1,458 40,369
Indian Bank 12,718 123,023
ΩIndian Energy Exchange,
Ltd. 15,276 23,930
Indian Hotels Co., Ltd. (The) 9,654 80,672
Indian Hume Pipe Co., Ltd.
(The) 52 210
Indian Metals & Ferro Alloys,
Ltd. 1,541 20,876
Indian Oil Corp., Ltd. 29,548 55,221
Indian Railway Catering &
Tourism Corp., Ltd. 9,481 76,759
Indigo Paints, Ltd. 1,015 11,433
Indo Count Industries, Ltd. 10,768 34,383
Indoco Remedies, Ltd. 72 226
Indraprastha Gas, Ltd. 28,314 67,599
Indraprastha Medical Corp.,
Ltd. 450 3,074
*Indus Towers, Ltd. 63,100 258,453
*IndusInd Bank, Ltd. 15,965 142,940
*Infibeam Avenues, Ltd. 26,376 5,794
*Infibeam Avenues, Ltd. 6,618 939

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Info Edge India, Ltd. 8,151 $ 126,556
#Infosys, Ltd., Sponsored ADR 111,491 1,847,406
Ingersoll Rand India, Ltd. 305 13,130
*Inox Green Energy Services,
Ltd. 2,384 7,158
INOX India, Ltd. 1,609 21,515
Intellect Design Arena, Ltd. 8,439 107,756
ΩInterGlobe Aviation, Ltd. 5,111 323,859
IOL Chemicals and
Pharmaceuticals, Ltd. 4,182 4,359
ION Exchange India, Ltd. 5,481 24,713
Ipca Laboratories, Ltd. 2,671 38,249
IRB Infrastructure Developers,
Ltd. 93,918 47,387
ΩIRCON International, Ltd. 15,516 29,647
ISGEC Heavy Engineering,
Ltd. 95 941
*ITC Hotels, Ltd. 6,319 15,438
ITC, Ltd. 95,479 452,113
J Kumar Infraprojects, Ltd. 4,112 30,523
Jagran Prakashan, Ltd. 288 236
*Jain Irrigation Systems, Ltd. 1,164 675
*Jaiprakash Power Ventures,
Ltd. 144,962 29,426
Jammu & Kashmir Bank, Ltd.
(The) 58,740 70,226
Jamna Auto Industries, Ltd. 4,065 4,330
Jash Engineering, Ltd. 1,650 9,023
JB Chemicals &
Pharmaceuticals, Ltd. 6,540 123,939
JBM Auto, Ltd. 152 1,139
Jindal Drilling & Industries, Ltd. 28 181
Jindal Saw, Ltd. 6,144 12,129
Jindal Stainless, Ltd. 18,183 154,380
Jindal Steel, Ltd. 13,021 156,479
*JITF Infralogistics, Ltd., Class
A 44 151
JK Cement, Ltd. 3,724 260,681
JK Lakshmi Cement, Ltd. 9,961 97,611
JK Paper, Ltd. 13,862 62,040
JK Tyre & Industries, Ltd. 16,710 81,328
JSW Energy, Ltd. 4,281 25,436
JSW Steel, Ltd. 13,944 189,436
JTEKT India, Ltd. 261 456
JTL Industries, Ltd. 13,791 10,306
Jubilant Foodworks, Ltd. 14,344 96,603
Jubilant Ingrevia, Ltd. 12,077 93,865
Jubilant Pharmova, Ltd. 5,330 66,106
Jyothy Labs, Ltd. 12,063 42,737
*Jyoti Structures, Ltd. 2,660 391
Kajaria Ceramics, Ltd. 2,359 32,091
Kalpataru Projects
International, Ltd. 9,818 138,956
Kalyan Jewellers India, Ltd. 313 1,797
Kalyani Steels, Ltd. 1,056 10,295
Kansai Nerolac Paints, Ltd. 4,027 11,248
Karnataka Bank, Ltd. (The) 7,893 15,849
Karur Vysya Bank, Ltd. (The) 40,275 110,316
Kaveri Seed Co., Ltd. 2,079 24,352
Shares Value †
INDIA — (Continued)
*Kaynes Technology India, Ltd. 52 $ 3,927
KCP, Ltd. (The) 2,788 6,399
KDDL, Ltd. 20 564
KEC International, Ltd. 9,633 88,738
KEI Industries, Ltd. 3,015 136,942
*Kellton Tech Solutions, Ltd. 1,080 267
*Kesoram Industries, Ltd. 268 16
Kewal Kiran Clothing, Ltd. 68 398
Keystone Realtors, Ltd. 1,513 9,622
KFin Technologies, Ltd. 3,005 37,172
*Kiri Industries, Ltd. 3,285 19,768
Kirloskar Brothers, Ltd. 755 15,943
Kirloskar Industries, Ltd. 8 342
Kirloskar Oil Engines, Ltd. 10,611 119,520
Kirloskar Pneumatic Co., Ltd. 3,325 41,898
Kitex Garments, Ltd. 204 482
KNR Constructions, Ltd. 19,118 39,030
Kolte-Patil Developers, Ltd. 72 346
Kotak Mahindra Bank, Ltd. 16,729 396,161
KPIT Technologies, Ltd. 6,635 87,202
KPR Mill, Ltd. 2,855 34,393
KRBL, Ltd. 2,899 12,189
Ω*Krishna Institute of Medical
Sciences, Ltd. 20,818 169,096
Krsnaa Diagnostics, Ltd. 1,803 15,775
KSB, Ltd. 1,245 11,089
ΩL&T Technology Services,
Ltd. 479 22,225
LA Opala RG, Ltd. 124 322
Larsen & Toubro, Ltd. 10,682 485,045
ΩLaurus Labs, Ltd. 5,715 61,395
Laxmi Organic Industries, Ltd. 9,596 21,176
Ω*Lemon Tree Hotels, Ltd. 35,003 65,167
LG Balakrishnan & Bros, Ltd. 1,542 24,630
Lincoln Pharmaceuticals, Ltd. 36 215
Linde India, Ltd. 336 22,761
Lloyds Engineering Works, Ltd. 18,370 8,528
Lloyds Engineering Works, Ltd. 70,867 47,004
Lloyds Metals & Energy, Ltd. 3,258 47,888
ΩLodha Developers, Ltd. 1,472 19,864
LT Foods, Ltd. 10,010 47,416
ΩLTIMindtree, Ltd. 1,918 122,820
Lumax Auto Technologies, Ltd. 2,273 28,875
Lumax Industries, Ltd. 8 450
Lupin, Ltd. 7,792 172,349
LUX Industries, Ltd. 20 288
Madhya Bharat Agro Products,
Ltd. 2,304 10,560
Mahanagar Gas, Ltd. 2,960 42,577
Maharashtra Seamless, Ltd. 2,566 16,418
Mahindra & Mahindra, Ltd. 22,736 893,138
*Mahindra Holidays & Resorts
India, Ltd. 2,719 10,066
Mahindra Lifespace
Developers, Ltd. 15,815 68,732
ΩMahindra Logistics, Ltd. 3,153 12,581
*Man Industries India, Ltd. 116 537
Man Infraconstruction, Ltd. 912 1,530
Manali Petrochemicals, Ltd. 360 300

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Mangalam Cement, Ltd. 44 $ 385
*Mangalore Refinery &
Petrochemicals, Ltd. 1,245 2,334
Mankind Pharma, Ltd. 306 8,218
Manorama Industries, Ltd. 678 10,625
Marico, Ltd. 20,635 167,353
Maruti Suzuki India, Ltd. 2,017 367,767
Mastek, Ltd. 1,227 29,574
ΩMatrimony.com, Ltd. 40 230
*Max Estates, Ltd. 1,365 7,203
*Max Financial Services, Ltd. 3,804 66,270
Max Healthcare Institute, Ltd. 10,489 135,621
Mayur Uniquoters, Ltd. 68 418
Mazagon Dock Shipbuilders,
Ltd. 152 4,673
Ω*Medi Assist Healthcare
Services, Ltd. 1,449 9,294
*Medplus Health Services, Ltd. 6,460 55,514
Meghmani Organics, Ltd. 476 435
Metro Brands, Ltd. 1,384 17,599
Ω*Metropolis Healthcare, Ltd. 4,198 93,180
Minda Corp., Ltd. 8,403 53,359
ΩMishra Dhatu Nigam, Ltd. 144 625
MM Forgings, Ltd. 112 386
MOIL, Ltd. 7,276 29,990
Mold-Tek Packaging, Ltd. 1,360 10,660
Monte Carlo Fashions, Ltd. 44 347
Morepen Laboratories, Ltd. 1,372 735
Motherson Sumi Wiring India,
Ltd. 394,810 209,966
Motilal Oswal Financial
Services, Ltd. 982 10,819
Mphasis, Ltd. 3,973 123,722
MPS, Ltd. 16 392
MRF, Ltd. 106 188,086
Mrs.Bectors Food Specialities,
Ltd. 2,587 39,036
MSTC, Ltd. 92 561
Multi Commodity Exchange of
India, Ltd. 361 37,590
Narayana Hrudayalaya, Ltd. 4,006 79,307
Natco Pharma, Ltd. 2,413 22,287
National Aluminium Co., Ltd. 55,314 145,894
National Fertilizers, Ltd. 380 400
Nava, Ltd. 6,518 45,435
Navneet Education, Ltd. 344 626
*Nazara Technologies, Ltd. 7,616 22,924
NBCC India, Ltd. 93,033 123,047
NCC, Ltd. 21,074 50,416
NCL Industries, Ltd. 104 231
NELCO, Ltd. 32 314
NESCO, Ltd. 1,190 18,352
Nestle India, Ltd. 13,063 187,120
Netweb Technologies India,
Ltd. 1,159 52,718
*Network18 Media &
Investments, Ltd. 6,267 3,381
Neuland Laboratories, Ltd. 278 51,588
Shares Value †
INDIA — (Continued)
Newgen Software
Technologies, Ltd. 2,189 $ 24,069
NHPC, Ltd. 132,669 126,794
NIIT Learning Systems, Ltd. 5,181 18,968
Nilkamal, Ltd. 20 341
ΩNippon Life India Asset
Management, Ltd. 6,243 61,522
Nitin Spinners, Ltd. 2,381 8,912
NLC India, Ltd. 5,467 16,154
NMDC, Ltd. 192,616 164,449
NOCIL, Ltd. 360 750
NRB Bearings, Ltd. 144 444
NTPC, Ltd. 62,451 237,046
Nucleus Software Exports, Ltd. 28 319
*Nuvoco Vistas Corp., Ltd. 2,863 13,373
Oberoi Realty, Ltd. 4,192 83,976
Oil & Natural Gas Corp., Ltd. 43,318 124,614
Oil India, Ltd. 7,222 35,255
Olectra Greentech, Ltd. 490 8,547
*One 97 Communications, Ltd. 9,155 134,399
*Onesource Specialty Pharma,
Ltd., Class H 106 2,214
Oracle Financial Services
Software, Ltd. 589 56,497
*Orchid Pharma, Ltd., Class A 24 196
Orient Electric, Ltd. 8,117 19,098
*Orient Green Power Co., Ltd.,
Class A 3,092 489
Oriental Hotels, Ltd. 176 245
Page Industries, Ltd. 220 102,105
*Panacea Biotec, Ltd. 68 335
Panama Petrochem, Ltd. 84 254
ΩParag Milk Foods, Ltd. 172 604
*Paramount Communications,
Ltd. 460 224
Patanjali Foods, Ltd. 4,143 28,114
*Patel Engineering, Ltd. 8,551 3,595
*PB Fintech, Ltd. 3,428 68,945
*PC Jeweller, Ltd. 226,537 29,653
PCBL CHEMICAL, Ltd. 8,048 32,828
PDS, Ltd. 2,421 10,098
Pearl Global Industries, Ltd. 1,240 18,384
*Pennar Industries, Ltd., Class
H 4,681 13,783
Persistent Systems, Ltd. 4,808 320,453
Petronet LNG, Ltd. 43,428 137,591
PG Electroplast, Ltd. 3,296 21,199
Phoenix Mills, Ltd. (The) 3,032 57,470
PI Industries, Ltd. 2,533 102,078
Pidilite Industries, Ltd. 6,542 106,460
Piramal Pharma, Ltd. 38,473 86,519
Pitti Engineering, Ltd. 1,069 11,399
PNC Infratech, Ltd. 7,252 22,911
Pokarna, Ltd. 918 9,405
Polycab India, Ltd. 855 74,201
Polyplex Corp., Ltd. 9,897 106,617
Pondy Oxides & Chemicals,
Ltd. 454 7,011
Power Grid Corp. of India, Ltd. 61,229 198,748

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Power Mech Projects, Ltd. 1,452 $ 40,829
Prakash Industries, Ltd. 372 688
ΩPrataap Snacks, Ltd., Class
F 32 392
Precision Wires India, Ltd. 228 580
Premier Explosives, Ltd. 40 297
Prestige Estates Projects, Ltd. 2,823 55,483
*Pricol, Ltd., Class R 7,161 42,698
Prince Pipes & Fittings, Ltd. 164 591
*Prism Johnson, Ltd. 352 602
Privi Speciality Chemicals, Ltd. 393 12,855
Procter & Gamble Health, Ltd. 589 40,915
PSP Projects, Ltd. 76 795
Punjab National Bank 37,207 51,507
*Puravankara, Ltd. 188 568
*PVR Inox, Ltd., Class A 6,322 85,930
ΩQuess Corp., Ltd. 12,311 33,249
R Systems International, Ltd. 2,144 10,325
Radico Khaitan, Ltd. 1,853 65,367
Rail Vikas Nigam, Ltd. 4,830 17,890
Railtel Corp. of India, Ltd. 4,774 19,796
Rain Industries, Ltd. 7,498 11,278
Rajesh Exports, Ltd. 2,013 4,125
Rajratan Global Wire, Ltd. 56 272
Rallis India, Ltd. 4,258 12,394
Ramco Cements, Ltd. (The) 17,116 201,381
*Ramco Systems, Ltd., Class F 48 338
Ramkrishna Forgings, Ltd. 6,542 40,016
*Ramky Infrastructure, Ltd. 1,077 7,713
Rane Holdings, Ltd. 24 417
Rashtriya Chemicals &
Fertilizers, Ltd. 2,374 3,992
*Rategain Travel
Technologies, Ltd. 1,217 8,750
Ratnamani Metals & Tubes,
Ltd. 582 15,897
*RattanIndia Power, Ltd. 253,341 31,164
*Raymond Realty, Ltd. 3,317 23,092
Raymond, Ltd. 3,317 21,450
ΩRBL Bank, Ltd. 85,590 314,655
Redington, Ltd. 58,295 166,634
Redtape, Ltd. 9,336 14,444
Relaxo Footwears, Ltd. 2,831 13,909
Reliance Industrial
Infrastructure, Ltd. 28 282
Reliance Industries, Ltd. 2,274 38,076
ΩReliance Industries, Ltd.,
Class A, GDR 21,271 1,410,267
*Reliance Infrastructure, Ltd. 14,533 35,355
*Reliance Power, Ltd. 188,834 98,745
*Religare Enterprises, Ltd.,
Class A 4,488 13,345
Responsive Industries, Ltd. 212 470
*Restaurant Brands Asia, Ltd. 980 742
Rhi Magnesita India, Ltd. 3,136 16,844
Rico Auto Industries, Ltd. 352 331
RITES, Ltd. 2,272 6,283
Rossari Biotech, Ltd. 64 462
Route Mobile, Ltd. 96 770
Shares Value †
INDIA — (Continued)
RPG Life Sciences, Ltd. 16 $ 433
*RPSG Ventures, Ltd. 44 408
Safari Industries India, Ltd. 2,007 48,265
*Sagar Cements, Ltd. 208 527
Saksoft, Ltd. 116 255
ΩSalasar Techno Engineering,
Ltd. 2,452 284
Samvardhana Motherson
International, Ltd. 174,769 207,487
Sandhar Technologies, Ltd. 76 438
Sandur Manganese & Iron
Ores, Ltd. (The) 384 938
Sangam India, Ltd., Class A 52 264
*Sanghi Industries, Ltd. 260 190
Sanghvi Movers, Ltd. 5,172 23,081
Sanofi Consumer Healthcare
India, Ltd. 300 16,365
Sanofi India, Ltd. 267 14,379
ΩSansera Engineering, Ltd. 4,299 73,305
*Sapphire Foods India, Ltd. 32,868 105,911
Sarda Energy & Minerals, Ltd. 1,554 9,269
Saregama India, Ltd. 2,149 11,012
Sasken Technologies, Ltd. 20 310
Savita Oil Technologies, Ltd. 84 374
SBI Cards & Payment
Services, Ltd. 12,217 120,923
ΩSBI Life Insurance Co., Ltd. 9,728 214,315
Schaeffler India, Ltd. 403 18,256
*Schneider Electric
Infrastructure, Ltd. 3,205 30,201
*SEAMEC, Ltd. 28 283
Senco Gold, Ltd. 5,070 18,530
*SEPC, Ltd. 2,340 296
*SEPC, Ltd. 514 40
Seshasayee Paper & Boards,
Ltd. 140 403
ΩSH Kelkar & Co., Ltd. 4,101 10,216
Shaily Engineering Plastics,
Ltd. 1,550 39,716
Shakti Pumps India, Ltd. 2,947 27,204
Shalby, Ltd. 100 272
Shankara Building Products,
Ltd. 44 69
*Shankara Buildpro, Ltd. 44 365
Shanthi Gears, Ltd. 48 265
Sharda Cropchem, Ltd. 1,145 11,153
Sharda Motor Industries, Ltd. 974 11,345
Share India Securities, Ltd. 936 1,972
*Sheela Foam, Ltd. 1,985 15,638
Shilpa Medicare, Ltd. 18,400 73,137
Shipping Corp. of India, Ltd. 12,316 36,028
Shivalik Bimetal Controls, Ltd. 1,744 9,426
*Shoppers Stop, Ltd. 629 3,645
Shree Cement, Ltd. 130 41,458
Shriram Pistons & Rings, Ltd. 1,181 34,778
*Shriram Properties, Ltd. 220 233
*Siemens Energy India, Ltd. 440 15,790
Siemens, Ltd. 830 28,950
Sigachi Industries, Ltd. 9,154 3,786

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
*SIS, Ltd., Class R 2,896 $ 10,873
Siyaram Silk Mills, Ltd. 76 643
SJS Enterprises, Ltd. 1,678 30,518
SJVN, Ltd. 22,570 22,382
*SKF India 708 21,601
SKF India, Ltd. 708 17,074
Skipper, Ltd. 2,309 13,641
SML Mahindra, Ltd. 12 410
Sobha, Ltd. 784 14,295
Solar Industries India, Ltd. 887 138,669
*Solara Active Pharma
Sciences, Ltd. 68 459
Somany Ceramics, Ltd. 76 393
ΩSona Blw Precision Forgings,
Ltd. 6,548 34,871
Sonata Software, Ltd. 14,713 61,299
South Indian Bank, Ltd. (The) 113,353 46,761
SP Apparels, Ltd. 36 300
SRF, Ltd. 6,613 218,307
Star Cement, Ltd. 18,449 53,391
*Star Health & Allied Insurance
Co., Ltd. 6,213 34,603
State Bank of India 51,980 548,660
State Bank of India, Class A,
GDR 368 39,008
Steel Authority of India, Ltd. 4,078 6,287
Sterlite Technologies, Ltd. 26,680 35,305
*STL Networks, Ltd., Class A 23,672 6,997
Strides Pharma Science, Ltd. 2,919 30,735
*Stylam Industries, Ltd. 569 13,184
Styrenix Performance
Materials, Ltd. 1,240 33,089
*Subex, Ltd. 1,744 253
Subros, Ltd. 1,420 17,385
Sudarshan Chemical
Industries, Ltd. 3,785 49,025
Sumitomo Chemical India, Ltd. 3,709 20,983
Sun Pharmaceutical Industries,
Ltd. 10,661 203,045
Sun TV Network, Ltd. 7,869 49,800
Sundram Fasteners, Ltd. 4,350 46,523
Sunteck Realty, Ltd. 4,021 20,041
Suprajit Engineering, Ltd. 5,697 28,658
Supreme Industries, Ltd. 2,124 91,220
Supreme Petrochem, Ltd. 4,077 34,461
Supriya Lifescience, Ltd. 1,376 12,042
Surya Roshni, Ltd. 8,170 27,095
*Suryoday Small Finance
Bank, Ltd. 236 405
*Suzlon Energy, Ltd. 510,913 341,295
Swan Corp., Ltd. 309 1,635
Swaraj Engines, Ltd. 233 10,501
Symphony, Ltd. 805 8,477
ΩSyngene International, Ltd. 6,974 51,073
TAJGVK Hotels & Resorts,
Ltd. 52 246
Talbros Automotive
Components, Ltd. 72 238
Shares Value †
INDIA — (Continued)
Tamil Nadu Newsprint &
Papers, Ltd. 184 $ 323
Tamilnad Mercantile Bank, Ltd. 5,000 28,123
Tanla Platforms, Ltd. 7,834 53,881
*TARC, Ltd., Class A 284 509
Tata Chemicals, Ltd. 21,156 212,260
Tata Communications, Ltd. 4,290 90,631
Tata Consultancy Services,
Ltd. 18,251 628,712
Tata Consumer Products, Ltd. 9,249 121,380
Tata Elxsi, Ltd. 983 60,400
Tata Motors Passenger
Vehicles, Ltd. 80,475 371,683
Tata Power Co., Ltd. (The) 29,663 135,298
Tata Steel, Ltd. 239,562 493,420
TCI Express, Ltd. 52 397
TD Power Systems, Ltd. 9,065 79,130
*TeamLease Services, Ltd. 36 681
Tech Mahindra, Ltd. 13,035 209,156
Technocraft Industries India,
Ltd. 224 6,136
Tega Industries, Ltd. 1,133 24,749
ΩTejas Networks, Ltd. 240 1,442
Texmaco Rail & Engineering,
Ltd. 23,426 36,011
Thanga Mayil Jewellery, Ltd. 502 12,269
Thejo Engineering, Ltd. 8 162
Thirumalai Chemicals, Ltd. 176 561
Thomas Cook India, Ltd. 8,709 15,877
ΩThyrocare Technologies, Ltd. 52 819
Tilaknagar Industries, Ltd. 8,401 49,978
Time Technoplast, Ltd. 22,186 53,806
Timken India, Ltd. 1,763 62,440
Tips Music, Ltd. 3,168 18,873
Titagarh Rail System, Ltd. 4,902 48,845
Titan Co., Ltd. 6,913 291,772
*TML Commercial Vehicles,
Ltd. 80,475 236,381
Torrent Pharmaceuticals, Ltd. 2,989 119,872
Torrent Power, Ltd. 5,635 83,568
Transport Corp. of India, Ltd. 1,602 21,668
Trent, Ltd. 3,003 158,801
Trident, Ltd. 85,493 27,573
Triveni Engineering &
Industries, Ltd. 7,671 30,854
Triveni Turbine, Ltd. 2,986 18,006
TTK Prestige, Ltd. 1,430 10,790
Tube Investments of India, Ltd. 5,824 198,329
TVS Holdings, Ltd. 214 36,582
TVS Motor Co. 25,640 2,888
TVS Motor Co., Ltd. 7,075 279,641
TVS Srichakra, Ltd. 16 750
Uflex, Ltd. 112 683
Ω*Ujjivan Small Finance Bank,
Ltd. 87,733 51,234
UltraTech Cement, Ltd. 1,717 231,077
*Unichem Laboratories, Ltd. 80 424
Union Bank of India, Ltd. 69,998 117,229
United Breweries, Ltd. 336 6,803

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
United Spirits, Ltd. 4,806 $ 77,495
Universal Cables, Ltd. 36 298
UNO Minda, Ltd. 3,671 51,080
UPL, Ltd. 34,609 280,743
*Urja Global, Ltd. 700 104
Usha Martin, Ltd. 30,938 162,007
UTI Asset Management Co.,
Ltd. 3,160 44,411
*V2 Retail, Ltd. 1,170 32,185
VA Tech Wabag, Ltd. 3,860 61,489
Vadilal Industries, Ltd. 12 718
Vaibhav Global, Ltd. 3,879 11,762
*Valor Estate, Ltd. 13,772 23,097
Vardhman Special Steels, Ltd. 80 258
Vardhman Textiles, Ltd. 5,418 26,614
ΩVarroc Engineering, Ltd. 3,801 26,187
Varun Beverages, Ltd. 13,176 69,708
*Vascon Engineers, Ltd.,
Class A 4,292 3,221
Vedanta, Ltd. 64,457 358,368
Veedol Corp., Ltd. 20 397
Venky's India, Ltd. 24 409
Vesuvius India, Ltd. 6,580 36,569
V-Guard Industries, Ltd. 6,082 24,819
Vijaya Diagnostic Centre, Ltd. 3,986 44,392
Vimta Labs, Ltd. 620 5,066
Vinati Organics, Ltd. 582 10,833
Vindhya Telelinks, Ltd. 20 308
Vishnu Chemicals, Ltd. 88 511
*Vodafone Idea, Ltd. 740,434 72,816
Voltamp Transformers, Ltd. 1,509 125,850
Voltas, Ltd. 6,531 101,793
VRL Logistics, Ltd. 8,350 26,323
VST Industries, Ltd. 176 518
VST Tillers Tractors, Ltd. 12 810
*Walchandnagar Industries,
Ltd. 104 208
*Websol Energy System, Ltd. 2,578 35,366
Welspun Corp., Ltd. 8,735 95,029
Welspun Enterprises, Ltd. 168 1,061
Welspun Living, Ltd. 12,857 18,778
West Coast Paper Mills, Ltd. 140 714
Westlife Foodworld, Ltd. 4,312 28,822
Wheels India, Ltd. 44 447
Whirlpool of India, Ltd. 2,990 47,125
Wipro, Ltd. 3,462 9,386
#Wipro, Ltd., Sponsored ADR 39,365 103,530
*Wockhardt, Ltd., Class A 934 13,483
Wonderla Holidays, Ltd. 64 413
Yasho Industries, Ltd. 8 143
*Yes Bank, Ltd. 622,802 159,539
Zee Entertainment Enterprises,
Ltd. 77,403 87,700
*Zee Media Corp., Ltd. 1,228 138
Zensar Technologies, Ltd. 7,800 70,078
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 39 5,458
Zydus Lifesciences, Ltd. 9,233 101,352
Shares Value †
INDIA — (Continued)
Zydus Wellness, Ltd. 7,270 $ 39,032
TOTAL INDIA 55,488,104
INDONESIA — (1.9%)
ABM Investama TBK PT 2,200 392
*Adhi Karya Persero TBK PT 11,100 175
Adi Sarana Armada TBK PT 6,900 442
AKR Corporindo TBK PT 555,400 40,745
*Alam Sutera Realty TBK PT 34,400 335
Alamtri Minerals Indonesia
TBK PT 360,800 30,265
Allo Bank Indonesia TBK PT 126,400 11,363
*Amman Mineral Internasional
PT 9,700 4,141
Aneka Tambang TBK 527,300 98,294
Arwana Citramulia TBK PT 11,000 364
Aspirasi Hidup Indonesia TBK
PT 854,200 22,806
Astra Agro Lestari TBK PT 1,800 844
Astra International TBK PT 691,600 255,763
Astra Otoparts TBK PT 4,200 644
Avia Avian TBK PT 395,100 9,836
*Bank Aladin Syariah TBK PT 208,900 11,808
Bank Amar Indonesia TBK PT 19,700 273
Bank BTPN Syariah TBK PT 229,900 18,939
Bank Central Asia TBK PT 965,400 494,891
*Bank Jago TBK PT 3,100 408
Bank Mandiri Persero TBK PT 980,500 278,290
*Bank Mayapada International
TBK PT 41,900 610
Bank Maybank Indonesia TBK
PT 36,000 446
Bank Negara Indonesia
Persero TBK PT 309,600 81,542
*Bank Neo Commerce TBK PT 227,800 5,315
Bank OCBC Nisp TBK PT 140,500 11,617
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 11,100 537
Bank Pembangunan Daerah
Jawa Timur TBK PT 12,900 423
Bank Rakyat Indonesia
Persero TBK PT 1,090,800 261,057
Bank Syariah Indonesia TBK
PT 216,000 33,121
Bank Tabungan Negara
Persero TBK PT 1,282,700 94,486
*Barito Pacific TBK PT 455,600 94,517
Barito Renewables Energy
TBK PT 218,300 113,876
BISI International TBK PT 7,700 412
Blue Bird TBK PT 2,500 266
*Buana Lintas Lautan TBK PT 59,300 777
Bukit Asam TBK PT 476,100 68,710
*Buma Internasional Grup
TBK PT 14,100 290
*Bumi Resources Minerals
TBK PT 692,200 38,294
*Bumi Resources TBK PT 2,904,400 24,800

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDONESIA — (Continued)
*Bumi Serpong Damai TBK
PT, Class F 42,100 $ 2,481
*Cemindo Gemilang PT 7,300 338
Charoen Pokphand Indonesia
TBK PT 195,000 54,759
ΩCikarang Listrindo TBK PT 6,400 271
Ciputra Development TBK PT 1,128,100 60,034
Cisarua Mountain Dairy PT
TBK 62,900 21,465
*Citra Marga Nusaphala
Persada TBK PT 1,700 132
*Darma Henwa TBK PT 1,400,000 28,118
Dayamitra Telekomunikasi PT 490,200 16,507
Dharma Satya Nusantara TBK
PT 275,200 31,194
*Dian Swastatika Sentosa
TBK PT 24,500 124,599
Elnusa TBK PT 12,100 371
*Energi Mega Persada TBK PT 2,433,600 120,729
Erajaya Swasembada TBK PT 696,300 17,753
ESSA Industries Indonesia
TBK PT 940,800 34,792
Gajah Tunggal TBK PT 10,800 675
Garudafood Putra Putri Jaya
TBK PT 17,500 379
Golden Energy Mines TBK PT 1,400 762
Gudang Garam TBK PT 24,600 25,591
*Harum Energy TBK PT 69,200 4,869
Hexindo Adiperkasa TBK PT,
Class A 900 252
*Impack Pratama Industri TBK
PT 18,900 2,682
Indah Kiat Pulp & Paper TBK
PT 156,500 70,110
Indika Energy TBK PT 50,300 6,321
Indo Tambangraya Megah
TBK PT 36,800 52,002
Indocement Tunggal Prakarsa
TBK PT 31,500 11,839
Indofood CBP Sukses Makmur
TBK PT 44,200 23,123
Indofood Sukses Makmur TBK
PT 221,200 98,429
Indosat TBK PT 8,200 929
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 655,400 22,070
*Intiland Development TBK PT 23,800 192
Japfa Comfeed Indonesia TBK
PT 609,100 91,933
Jasa Marga Persero TBK PT 59,600 12,794
Kalbe Farma TBK PT 448,400 34,378
Kawasan Industri Jababeka
TBK PT 119,900 1,377
KMI Wire & Cable TBK PT 7,500 150
*Lippo Karawaci TBK PT 374,900 2,006
Map Aktif Adiperkasa PT 782,500 32,938
Matahari Department Store
TBK PT 2,900 294
Mayora Indah TBK PT 178,900 22,914
Shares Value †
INDONESIA — (Continued)
*MD Entertainment TBK PT 2,090 $ 713
Medco Energi Internasional
TBK PT 50,300 4,023
Medikaloka Hermina TBK PT 841,100 75,866
Mega Manunggal Property
TBK PT 6,000 200
*Merdeka Battery Materials
TBK PT 154,200 5,842
*Merdeka Copper Gold TBK
PT 94,200 13,821
*Metro Healthcare Indonesia
TBK PT 630,100 12,200
Metrodata Electronics TBK PT 211,300 7,751
Metropolitan Kentjana TBK PT 500 715
Midi Utama Indonesia TBK PT 688,000 17,128
Mitra Adiperkasa TBK PT 808,500 62,716
Mitra Keluarga Karyasehat
TBK PT 149,900 23,256
*MNC Digital Entertainment
TBK PT 3,300 100
*MNC Tourism Indonesia TBK
PT 7,682,100 67,444
ΩNusantara Sejahtera Raya
TBK PT 3,307,900 23,671
Pabrik Kertas Tjiwi Kimia TBK
PT 76,400 32,044
Pakuwon Jati TBK PT 856,300 18,949
Pantai Indah Kapuk Dua TBK
PT 400 338
Perusahaan Gas Negara TBK
PT 566,800 59,304
Petrindo Jaya Kreasi TBK PT,
Class H 298,500 36,078
Petrosea TBK PT 105,700 43,221
*PP Persero TBK PT 12,200 280
Puradelta Lestari TBK PT 31,700 253
Rukun Raharja TBK PT 22,400 5,455
Salim Ivomas Pratama TBK PT 10,100 380
Sampoerna Agro TBK PT 2,100 634
*Sarana Meditama
Metropolitan TBK PT 13,700 251
Sarana Menara Nusantara
TBK PT 219,100 7,180
Sariguna Primatirta TBK PT 365,000 11,852
Sawit Sumbermas Sarana
TBK PT 173,200 16,768
Selamat Sempurna TBK PT 306,600 35,398
Semen Indonesia Persero
TBK PT 195,800 32,496
Sumber Alfaria Trijaya TBK PT 756,200 91,399
Sumber Tani Agung
Resources TBK PT 223,600 18,689
Summarecon Agung TBK PT 877,400 20,682
Surya Citra Media TBK PT 69,500 1,413
Surya Semesta Internusa TBK
PT 553,900 51,959
Telkom Indonesia Persero
TBK PT 154,700 29,861

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDONESIA — (Continued)
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 7,154 $ 140,147
Temas TBK PT 28,100 220
Tempo Scan Pacific TBK PT 2,200 377
Timah TBK PT 349,400 56,097
Tower Bersama Infrastructure
TBK PT 7,100 1,016
Transcoal Pacific TBK PT 68,500 32,335
Triputra Agro Persada PT 307,200 34,728
Tunas Baru Lampung TBK PT 8,900 399
Ultrajaya Milk Industry &
Trading Co. TBK PT 175,600 15,839
Unilever Indonesia TBK PT 316,200 49,056
United Tractors TBK PT 84,500 136,684
Vale Indonesia TBK PT 7,800 2,228
XLSMART Telecom Sejahtera
TBK PT 550,700 86,430
TOTAL INDONESIA 4,530,552
KOREA, REPUBLIC OF — (17.7%)
*3S Korea Co., Ltd. 80 99
ABOV Semiconductor Co., Ltd. 20 177
Advanced Nano Products Co.,
Ltd. 38 1,758
Aekyung Chemical Co., Ltd. 68 522
Aekyung Industrial Co., Ltd. 32 315
Ahnlab, Inc. 8 341
*Air Busan Co., Ltd., Class H 232 298
Ajin Industrial Co., Ltd. 144 333
*Alteogen, Inc., Class A 520 178,291
*ALUKO Co., Ltd., Class H 212 306
*Amicogen, Inc., Class A 80 171
Amorepacific Corp. 611 51,848
*Ananti, Inc. 4,030 21,808
*Anapass, Inc. 16 198
Asia Cement Co., Ltd. 1,100 9,419
Asia Holdings Co., Ltd. 4 999
Asia Pacific Satellite, Inc. 12 105
Asia Paper Manufacturing Co.,
Ltd. 6,077 31,478
Aurora World Corp. 298 4,549
Avaco Co., Ltd. 16 176
Baiksan Co., Ltd. 32 303
BGF retail Co., Ltd. 536 38,975
BH Co., Ltd. 3,728 48,067
*BHI Co., Ltd. 314 11,174
Binggrae Co., Ltd. 546 27,707
Bio Plus Co., Ltd. 757 3,321
*Bioneer Corp. 240 2,611
*BNC Korea Co., Ltd. 6,016 21,408
BNK Financial Group, Inc. 13,556 131,397
Boditech Med, Inc. 1,992 18,973
Bookook Securities Co., Ltd. 12 571
Boryung 323 2,002
*Bosung Power Technology
Co., Ltd. 80 300
Bukwang Pharmaceutical Co.,
Ltd. 97 252
Byucksan Corp. 200 245
Shares Value †
KOREA, REPUBLIC OF — (Continued)
C&C International Co., Ltd. 8 $ 211
C&G Hi Tech Co., Ltd. 360 4,023
*Cafe24 Corp., Class A 859 21,614
Caregen Co., Ltd. 2,087 95,067
*Celltrion Pharm, Inc. 322 14,419
Celltrion, Inc. 492 60,639
*Chabiotech Co., Ltd. 156 1,346
Cheil Worldwide, Inc. 4,859 69,402
Chemtronics Co., Ltd. 2,609 64,000
*Chemtros Co., Ltd. 28 80
Cheryong Electric Co., Ltd. 1,137 31,044
Chips&Media, Inc. 20 229
*Choil Aluminum Co., Ltd. 120 113
Chong Kun Dang
Pharmaceutical Corp. 898 52,188
Chongkundang Holdings Corp. 8 254
Chunbo Co., Ltd. 25 1,265
*CJ CGV Co., Ltd. 7,924 27,781
CJ CheilJedang Corp. 585 94,232
CJ Corp. 291 34,865
*CJ ENM Co., Ltd. 1,231 60,654
CJ Freshway Corp. 633 11,107
CJ Logistics Corp. 594 34,354
Classys, Inc. 632 21,869
CLIO Cosmetics Co., Ltd. 16 161
*CMG Pharmaceutical Co.,
Ltd., Class H 172 218
*Com2uS Holdings Corp.,
Class F 16 226
*ContentreeJoongAng Corp. 16 112
Cosmax, Inc. 521 74,781
Cosmecca Korea Co., Ltd. 649 30,110
*CosmoAM&T Co., Ltd. 372 14,491
*Cosmochemical Co., Ltd.,
Class A 287 3,886
Coway Co., Ltd. 4,166 260,823
Cowintech Co., Ltd. 252 3,033
*Creative & Innovative System 4,585 24,361
Creverse, Inc. 16 144
CS Wind Corp. 2,332 71,445
*CTC BIO, Inc. 16 58
Cuckoo Homesys Co., Ltd. 1,126 18,177
*Curexo, Inc. 24 178
D.I Corp. 16 275
Dae Hwa Pharmaceutical Co.,
Ltd. 12 138
Dae Won Kang Up Co., Ltd. 144 424
*Daea TI Co., Ltd. 96 273
Daechang Forging Co., Ltd. 56 263
Daedong Corp. 1,094 7,487
Daeduck Electronics Co., Ltd. 3,270 87,101
*Dae-Il Corp. 88 305
Daejoo Electronic Materials
Co., Ltd. 709 37,621
Daesang Corp. 3,216 47,063
Daesang Holdings Co., Ltd. 56 363
*Daewon Cable Co., Ltd. 160 410
Daewon Pharmaceutical Co.,
Ltd. 187 1,708

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Daewoo Engineering &
Construction Co., Ltd. 16,135 $ 42,468
Daewoong Co., Ltd. 453 6,884
Daewoong Pharmaceutical
Co., Ltd. 572 55,965
Daishin Securities Co., Ltd. 711 14,522
*Danal Co., Ltd. 1,272 7,196
Daol Investment & Securities
Co., Ltd. 124 315
DB HiTek Co., Ltd. 3,609 148,945
DB Insurance Co., Ltd. 2,613 232,552
DB Securities Co., Ltd. 104 738
Dear U Co., Ltd. 78 2,094
Dentium Co., Ltd. 737 29,485
*Devsisters Co., Ltd. 875 25,978
Digital Daesung Co., Ltd. 52 251
*DIO Corp. 12 141
DIT Corp. 306 3,280
*DK Tech Co., Ltd. 32 171
*<DKME, Class A 468 123
DL Holdings Co., Ltd. 704 19,246
<DMS Co., Ltd. 84 140
DN Automotive Corp. 2,404 39,314
Dohwa Engineering Co., Ltd. 56 240
Dong-A Socio Holdings Co.,
Ltd. 248 18,886
Dong-A ST Co., Ltd. 368 12,630
Dongbang Transport Logistics
Co., Ltd. 308 601
Dongjin Semichem Co., Ltd. 6,236 187,332
Dongkoo Bio & Pharma Co.,
Ltd. 44 166
DongKook Pharmaceutical
Co., Ltd. 1,057 13,116
Dongkuk Industries Co., Ltd. 100 210
Dongkuk Steel Mill Co., Ltd. 8,283 49,532
Dongsung Chemical Co., Ltd. 145 407
Dongsung Finetec Co., Ltd. 1,343 29,928
*Dongsung Pharmaceutical
Co., Ltd. 16 11
*Dongwha Enterprise Co., Ltd. 56 391
Dongwha Pharm Co., Ltd. 72 316
Dongwon Industries Co., Ltd. 120 4,081
Dongwon Systems Corp. 24 472
Dongwoon Anatech Co., Ltd. 4,262 50,256
Doosan Bobcat, Inc. 4,537 192,020
Doosan Co., Ltd. 92 61,280
*Doosan Enerbility Co., Ltd. 7,106 442,395
*Doosan Fuel Cell Co., Ltd. 2,693 80,710
Doosan Tesna, Inc. 1,009 35,551
Douzone Bizon Co., Ltd. 799 49,967
*Dream Security Co., Ltd. 100 234
Dreamtech Co., Ltd. 4,010 18,013
*DRTECH Corp. 56 78
*DSK Co., Ltd. 24 132
*Duk San Neolux Co., Ltd. 289 8,540
*Duksan Hi-Metal Co., Ltd. 640 2,969
DY POWER Corp. 28 252
Easy Holdings Co., Ltd. 148 393
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Echo Marketing, Inc. 132 $ 1,073
Ecoplastic Corp. 144 327
*Ecopro BM Co., Ltd. 277 31,107
Ecopro Co., Ltd. 1,485 91,721
*Edge Foundry Co., Ltd.,
Class A 76 98
E-MART, Inc. 971 49,206
*EMKOREA Co., Ltd. 68 105
EMRO, Inc. 12 376
EM-Tech Co., Ltd. 20 131
*Enchem Co., Ltd. 98 5,922
ENF Technology Co., Ltd. 3,502 122,038
EO Technics Co., Ltd. 153 25,343
*ESTsoft Corp., Class A 12 189
*Eubiologics Co., Ltd. 1,627 14,103
Eugene Investment &
Securities Co., Ltd. 8,252 21,604
Eugene Technology Co., Ltd. 787 52,421
*Everybot, Inc. 4 59
*E-World 84 83
*Exem Co., Ltd. 68 103
Exicon Co., Ltd. 12 135
F&F Co., Ltd. 188 8,089
FarmStory Co., Ltd., Class A 224 188
*Fine M-Tec Co., Ltd. 72 441
Fine Semitech Corp. 20 515
*Firstec Co., Ltd. 24 78
Foosung Co., Ltd. 112 700
Galaxia Moneytree Co., Ltd. 20 133
*GAMSUNG Corp. Co., Ltd. 4,775 16,992
Gaon Cable Co., Ltd. 12 707
GC Cell Corp. 1,150 18,524
*GeneOne Life Science, Inc. 124 183
*Giantstep, Inc. 84 298
Global Standard Technology
Co., Ltd. 3,108 56,281
*Global Tax Free Co., Ltd. 1,252 4,956
GnCenergy Co., Ltd. 106 3,028
GOLFZON Co., Ltd. 840 35,021
Grand Korea Leisure Co., Ltd. 1,980 21,541
Green Cross Corp. 301 27,401
Green Cross Holdings Corp. 458 5,066
GS Engineering &
Construction Corp. 9,756 127,980
GS Global Corp. 172 296
GS Holdings Corp. 4,680 157,506
*GS P&L Co., Ltd. 27 727
GS Retail Co., Ltd. 1,328 16,526
HAESUNG DS Co., Ltd. 2,252 81,560
Haesung Industrial Co., Ltd.,
Class H 52 268
Han Kuk Carbon Co., Ltd. 771 19,806
Hana Financial Group, Inc. 10,272 616,428
Hana Materials, Inc. 82 2,368
Hana Micron, Inc. 2,358 48,658
*Hana Technology Co., Ltd. 12 254
Hana Tour Service, Inc. 1,144 38,301
Hancom, Inc. 1,200 20,930
Handok, Inc. 32 256

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Handsome Co., Ltd. 619 $ 6,374
Hanil Cement Co., Ltd. 838 10,381
Hanil Feed Co., Ltd. 32 72
Hanil Holdings Co., Ltd. 1,598 18,147
Hanjin Kal Corp. 410 30,129
Hanjin Logistics Corp. 75 1,053
Hankook Cosmetics
Manufacturing Co., Ltd. 4 152
Hankook Shell Oil Co., Ltd. 75 23,188
Hankook Tire & Technology
Co., Ltd. 2,587 84,160
Hanmi Pharm Co., Ltd. 300 89,489
Hanmi Science Co., Ltd. 55 1,521
Hanmi Semiconductor Co.,
Ltd. 2,907 293,199
HanmiGlobal Co., Ltd. 364 5,212
Hannong Chemicals, Inc. 24 266
*Hanon Systems, Class A 8,592 26,323
Hansae Co., Ltd. 253 1,877
Hanshin Machinery Co. 44 106
Hansol Chemical Co., Ltd. 636 103,787
Hansol Paper Co., Ltd. 64 365
Hansol Technics Co., Ltd. 104 475
Hanssem Co., Ltd. 811 26,469
Hanwha Aerospace Co., Ltd. 628 431,523
Hanwha Corp. 1,011 67,838
*Hanwha Engine 2,614 90,635
*Hanwha Galleria Corp. 304 228
*Hanwha General Insurance
Co., Ltd. 6,879 26,169
*Hanwha Investment &
Securities Co., Ltd. 6,695 25,140
Hanwha Life Insurance Co.,
Ltd. 10,593 22,528
*Hanwha Ocean Co., Ltd. 78 7,533
Hanwha Solutions Corp. 9,761 209,641
Hanwha Systems Co., Ltd. 2,848 119,737
*Hanwha Vision Co., Ltd. 508 17,970
*Hanyang Digitech Co., Ltd. 280 4,481
Hanyang Securities Co., Ltd. 28 373
Harim Co., Ltd. 228 461
Harim Holdings Co., Ltd. 2,149 11,147
HB SOLUTION Co., Ltd. 68 122
HD Hyundai Co., Ltd. 1,853 266,619
HD Hyundai Construction
Equipment Co., Ltd. 675 47,377
HD Hyundai Electric Co., Ltd. 588 359,052
HD Hyundai Energy Solutions
Co., Ltd. 28 1,116
HD Hyundai Heavy Industries
Co., Ltd. 234 98,544
HD Hyundai Infracore Co., Ltd. 18,899 202,155
HD HYUNDAI MIPO 287 48,647
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 618 205,602
HDC Holdings Co., Ltd. 458 5,918
HDC Hyundai Development
Co-Engineering & Construction 440 5,954
*HD-Hyundai Marine Engine 45 3,136
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Heung-A Shipping Co., Ltd. 228 $ 278
High Tech Pharm Co., Ltd. 20 176
Hite Jinro Co., Ltd. 2,625 34,693
HL Holdings Corp. 799 22,712
HL Mando Co., Ltd. 2,988 80,847
*HLB Biostep Co., Ltd. 116 100
*HLB Global Co., Ltd. 72 105
Hotel Shilla Co., Ltd. 1,709 58,416
HPSP Co., Ltd. 1,486 36,087
HS Hyosung Advanced
Materials Corp. 209 27,167
HS Industries Co., Ltd. 211 591
*Hugel, Inc., Class A 154 28,319
Humedix Co., Ltd. 918 32,409
Huons Co., Ltd. 1,641 33,632
Hwa Shin Co., Ltd. 626 3,875
Hwaseung Enterprise Co., Ltd. 48 172
HYBE Co., Ltd. 245 58,638
Hyosung Corp. 179 15,918
Hyosung Heavy Industries
Corp. 95 142,358
Hyosung TNC Corp. 325 47,447
Hyundai Autoever Corp. 397 56,704
Hyundai Bioland Co., Ltd. 52 162
Hyundai BNG Steel Co., Ltd. 28 221
Hyundai Department Store
Co., Ltd. 699 39,641
Hyundai Elevator Co., Ltd. 381 20,243
Hyundai Glovis Co., Ltd. 1,867 247,405
Hyundai Green Food 2,561 27,052
Hyundai Livart Furniture Co.,
Ltd. 40 186
Hyundai Marine & Fire
Insurance Co., Ltd. 4,350 83,352
Hyundai Motor Co. 4,624 941,190
Hyundai Motor Securities Co.,
Ltd. 3,088 18,921
Hyundai Movex Co., Ltd. 108 766
Hyundai Rotem Co., Ltd. 2,324 375,983
Hyundai Steel Co. 2,154 49,891
Hyundai Wia Corp. 861 35,413
HyVision System, Inc. 1,527 17,352
i3system, Inc. 325 17,679
iFamilySC Co., Ltd. 402 5,014
*Il Dong Pharmaceutical Co.,
Ltd. 167 2,754
Iljin Electric Co., Ltd. 1,073 43,379
Iljin Holdings Co., Ltd. 68 334
*Iljin Hysolus Co., Ltd. 16 215
Iljin Power Co., Ltd. 24 187
*Ilshin Stone Co., Ltd. 68 85
Ilyang Pharmaceutical Co.,
Ltd. 40 366
iM Financial Group Co., Ltd. 19,117 177,517
iMarketKorea, Inc. 68 374
InBody Co., Ltd. 1,559 31,350
Incar Financial Service Co.,
Ltd. 3,415 28,691
Industrial Bank of Korea 9,700 131,603

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Innocean Worldwide, Inc. 1,199 $ 14,433
InnoWireless Co., Ltd. 16 263
Innox Advanced Materials Co.,
Ltd. 2,535 43,859
*Insun ENT Co., Ltd., Class A 88 259
*Insung Information Co., Ltd. 64 82
Intellian Technologies, Inc. 12 381
*Interflex Co., Ltd. 40 260
iNtRON Biotechnology, Inc. 44 103
IS Dongseo Co., Ltd. 206 2,686
ISC Co., Ltd. 273 15,271
i-SENS, Inc. 318 3,861
*ISU Abxis Co., Ltd. 36 124
ISU Chemical Co., Ltd. 24 180
IsuPetasys Co., Ltd. 4,633 370,380
*Itcenglobal Co., Ltd. 1,530 20,081
*ITM Semiconductor Co., Ltd. 20 168
*Jahwa Electronics Co., Ltd. 2,180 33,203
JB Financial Group Co., Ltd. 6,963 109,717
Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Air Co., Ltd. 333 1,335
*Jeju Semiconductor Corp. 2,492 35,944
*Jin Air Co., Ltd. 174 881
Jinsung T.E.C. 390 3,578
*JNTC Co., Ltd. 60 1,143
Jusung Engineering Co., Ltd. 1,688 36,372
JVM Co., Ltd. 247 4,846
JW Holdings Corp. 128 292
JW Life Science Corp. 32 302
JW Pharmaceutical Corp. 340 5,608
JYP Entertainment Corp. 1,030 58,485
K Car Co., Ltd. 48 510
K Ensol Co., Ltd. 16 129
Kakao Corp. 2,507 114,550
*Kakao Games Corp. 2,524 28,539
KakaoBank Corp. 1,724 28,012
*Kakaopay Corp. 108 3,965
Kangnam Jevisco Co., Ltd. 24 207
*Kangwon Energy Co., Ltd. 40 451
KB Financial Group, Inc. 878 71,855
KB Financial Group, Inc.,
Sponsored ADR 9,289 756,310
*KBI Dongyang Steel Pipe
Co., Ltd. 100 170
KC Tech Co., Ltd. 145 3,903
KCC Glass Corp. 569 10,364
KCTC 96 365
*Keeps Biopharma, Inc. 36 230
KEPCO Engineering &
Construction Co., Inc. 12 861
KEPCO Plant Service &
Engineering Co., Ltd. 1,032 36,724
KG Chemical Corp. 886 3,028
KG DONGBUSTEEL 5,876 22,477
KG Eco Solution Co., Ltd. 116 462
*KG Mobility Co. 208 557
KGMobilians Co., Ltd. 80 277
KH Vatec Co., Ltd. 2,090 18,410
KINX, Inc. 501 32,703
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KISWIRE, Ltd. 34 $ 426
KIWOOM Securities Co., Ltd. 494 102,978
*KMW Co., Ltd. 28 334
*KNJ Co., Ltd. 20 366
Koh Young Technology, Inc. 96 1,125
Kolmar BNH Co., Ltd. 20 195
Kolmar Korea Co., Ltd. 816 44,100
Kolon Corp. 318 9,731
Kolon Enp, Inc. 52 284
Kolon Industries, Inc. 2,323 58,044
*Kolon Life Science, Inc. 12 276
KoMiCo, Ltd. 583 45,298
Korea Aerospace Industries,
Ltd. 3,344 242,688
*Korea Circuit Co., Ltd. 44 638
Korea District Heating Corp. 4 268
Korea Electric Power Corp.,
Sponsored ADR 9,882 148,922
Korea Electric Terminal Co.,
Ltd. 631 27,415
Korea Electronic Power
Industrial Development Co.,
Ltd. 40 347
Korea Fuel-Tech Corp. 884 3,723
Korea Gas Corp. 778 22,771
*Korea Information &
Communications Co., Ltd. 60 342
Korea Information Certificate
Authority, Inc. 64 279
Korea Investment Holdings
Co., Ltd. 2,472 316,298
*Korea Line Corp. 15,412 20,315
Korea Petrochemical Ind Co.,
Ltd. 397 36,530
Korea Petroleum Industries
Co. 8 78
Korea Ratings Corp. 4 275
Korea United Pharm, Inc. 894 11,928
Korea Zinc Co., Ltd. 33 23,926
Korean Air Lines Co., Ltd. 7,291 113,350
Korean Reinsurance Co. 8,069 60,089
*Krafton, Inc. 787 152,456
*KRW Dividend 1 –
KSS LINE, Ltd. 5,251 34,055
KT Skylife Co., Ltd. 92 324
KT&G Corp. 1,927 181,508
KTCS Corp. 124 254
Kumho Petrochemical Co., Ltd. 314 25,565
*Kumho Tire Co., Inc. 12,551 41,580
Kwang Dong Pharmaceutical
Co., Ltd. 2,822 11,310
Kyeryong Construction
Industrial Co., Ltd. 28 338
Kyobo Securities Co., Ltd. 60 397
Kyung Dong Navien Co., Ltd. 351 17,393
Kyung-In Synthetic Corp. 132 271
L&C Bio Co., Ltd. 16 593
*L&K Biomed Co., Ltd. 16 101
*LabGenomics Co., Ltd. 1,314 2,034

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Lake Materials Co., Ltd. 3,901 $ 40,057
*LB Semicon, Inc. 7,636 26,637
Lee Ku Industrial Co., Ltd. 48 167
LEENO Industrial, Inc. 2,562 103,757
LG Chem, Ltd. 1,744 486,570
*LG Display Co., Ltd. 16,287 168,043
*LG Display Co., Ltd.,
Sponsored ADR 1,382 6,924
LG Electronics, Inc. 5,281 324,699
*LG Energy Solution, Ltd. 378 125,491
LG H&H Co., Ltd. 319 63,699
LG HelloVision Co., Ltd. 164 281
LG Innotek Co., Ltd. 825 139,551
LG Uplus Corp. 13,688 146,415
LIG Nex1 Co., Ltd. 571 208,001
*LigaChem Biosciences, Inc. 254 26,100
LOT Vacuum Co., Ltd. 372 3,407
Lotte Chemical Corp. 454 22,529
Lotte Chilsung Beverage Co.,
Ltd. 667 53,978
Lotte Corp. 297 6,097
Lotte Energy Materials Corp. 1,002 18,285
Lotte Innovate Co., Ltd. 20 291
*Lotte Non-Life Insurance Co.,
Ltd. 240 320
Lotte Rental Co., Ltd. 547 11,249
Lotte Shopping Co., Ltd. 439 20,059
*Lotte Tour Development Co.,
Ltd. 80 1,019
Lotte Wellfood Co., Ltd. 51 4,081
LS Corp. 1,151 168,843
LS Eco Energy, Ltd. 854 27,632
LS Electric Co., Ltd. 415 126,706
LS Marine Solution Co., Ltd. 75 1,521
LTC Co., Ltd. 298 4,403
*LVMC Holdings 17,264 20,090
LX Hausys, Ltd. 1,713 33,845
LX INTERNATIONAL Corp. 3,109 65,791
LX Semicon Co., Ltd. 1,193 47,980
M.I.Tech Co., Ltd. 32 138
Macquarie Korea Infrastructure
Fund 16,049 123,796
Macrogen, Inc. 12 128
Maeil Dairies Co., Ltd. 20 486
*Manyo Co., Ltd. 24 276
Mcnex Co., Ltd. 3,401 74,358
Medytox, Inc. 50 4,218
Meerecompany, Inc. 8 86
MegaStudyEdu Co., Ltd. 967 28,201
Meritz Financial Group, Inc. 3,653 283,317
*MiCo, Ltd. 2,506 25,522
*Mirae Asset Life Insurance
Co., Ltd. 1,968 12,114
Mirae Asset Securities Co.,
Ltd. 2,445 45,133
Misto Holdings Corp. 1,987 51,322
Miwon Commercial Co., Ltd. 4 425
Miwon Specialty Chemical
Co., Ltd. 4 394
Shares Value †
KOREA, REPUBLIC OF — (Continued)
MNTech Co., Ltd. 1,007 $ 8,001
Modetour Network, Inc. 16 125
*MONAYONGPYONG 92 225
mPlus Corp. 382 4,657
Myoung Shin Industrial Co.,
Ltd. 2,688 17,621
Namhae Chemical Corp. 72 326
Namuga Co., Ltd. 36 426
*NanoenTek, Inc., Class A 44 96
Nature Holdings Co., Ltd.
(The) 48 322
NAVER Corp. 602 113,027
Neosem, Inc. 24 211
*NEPES Corp. 158 1,928
ΩNetmarble Corp. 735 27,909
New Power Plasma Co., Ltd. 702 3,055
*Newflex Technology Co., Ltd. 52 192
Nexen Corp. 104 390
Nexen Tire Corp. 168 757
*Nexon Games Co., Ltd. 24 225
Nexteel Co., Ltd. 53 440
NEXTIN, Inc. 673 31,129
NH Investment & Securities
Co., Ltd. 7,778 111,095
NHN KCP Corp. 934 10,443
NICE Holdings Co., Ltd. 3,092 30,101
NICE Information &
Telecommunication, Inc. 24 385
NICE Information Service Co.,
Ltd. 1,099 11,177
no change 765 26,525
Nong Shim Holdings Co., Ltd. 64 4,227
NongShim Co., Ltd. 136 41,618
NOROO Paint & Coatings Co.,
Ltd. 40 238
NOVAREX Co., Ltd. 390 4,670
OCI Co., Ltd. 843 34,968
OCI Holdings Co., Ltd. 2,896 232,127
ONEJOON Co., Ltd. 32 207
OptoElectronics Solutions Co.,
Ltd. 12 122
Oriental Precision &
Engineering Co., Ltd. 80 586
Orion Corp. 1,764 122,944
*OSTEONIC Co., Ltd. 52 263
Otoki Corp. 119 32,449
Pan Ocean Co., Ltd. 19,553 52,562
Paradise Co., Ltd. 3,238 42,022
Park Systems Corp. 676 115,533
Partron Co., Ltd. 7,736 37,574
*Pearl Abyss Corp. 70 1,700
People & Technology, Inc. 1,122 34,060
*Peptron, Inc. 8 1,519
PharmaResearch Co., Ltd.,
Class H 234 88,853
Pharmicell Co., Ltd. 483 5,753
*Philoptics Co., Ltd. 12 355
PI Advanced Materials Co.,
Ltd. 776 9,880

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
PKC Co., Ltd. 877 $ 3,859
Poongsan Corp. 1,472 113,648
Posco DX Co., Ltd. 1,250 23,074
*POSCO Future M Co., Ltd. 8 1,216
#POSCO Holdings, Inc.,
Sponsored ADR 5,820 317,888
Posco International Corp. 3,983 153,757
Posco M-Tech Co., Ltd. 28 301
POSCO Steeleon Co., Ltd. 12 325
*Power Logics Co., Ltd. 88 254
Protec Co., Ltd. 8 176
PSK Holdings, Inc. 12 414
PSK, Inc. 2,299 60,914
Pulmuone Co., Ltd. 36 336
Pumtech Korea Co., Ltd. 466 17,368
*Rainbow Robotics 4 1,225
Reyon Pharmaceutical Co.,
Ltd. 12 91
*Robostar Co., Ltd., Class A 12 732
*Robotis Co., Ltd., Class A 8 1,238
Rorze Systems Corp. 24 188
S&S Tech Corp. 465 18,310
S-1 Corp. 818 43,060
Sajo Industries Co., Ltd. 8 271
Sajodaerim Corp. 12 317
Sam Chun Dang Pharm Co.,
Ltd. 4 657
Sam-A Aluminum Co., Ltd. 4 68
Samchully Co., Ltd. 4 346
SAMHWA Paints Industrial
Co., Ltd. 52 212
<Samick THK Co., Ltd. 16 84
*Samil Pharmaceutical Co.,
Ltd. 28 187
Samji Electronics Co., Ltd. 40 350
Samjin Pharmaceutical Co.,
Ltd. 24 332
Sammok S-Form Co., Ltd. 20 279
SAMPYO Cement Co., Ltd. 144 304
Ω*Samsung Biologics Co., Ltd. 219 187,681
Samsung E&A Co., Ltd. 9,413 171,446
Samsung Electro-Mechanics
Co., Ltd. 1,559 268,086
Samsung Electronics Co., Ltd. 75,103 5,666,659
Samsung Electronics Co., Ltd.,
GDR 2,429 4,530,085
Samsung Fire & Marine
Insurance Co., Ltd. 789 244,495
*Samsung Heavy Industries
Co., Ltd. 9,739 201,992
Samsung Life Insurance Co.,
Ltd. 1,793 194,181
*Samsung Pharmaceutical
Co., Ltd. 148 159
Samsung SDI Co., Ltd. 1,236 279,342
Samsung SDS Co., Ltd. 788 101,214
Samsung Securities Co., Ltd. 2,112 114,587
SAMT Co., Ltd. 176 456
Samwha Capacitor Co., Ltd. 863 20,473
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Samwha Electric Co., Ltd. 8 $ 197
Samyang Foods Co., Ltd. 174 164,627
Samyoung Co., Ltd. 80 277
Sang-A Frontec Co., Ltd. 16 208
Sangsin Energy Display
Precision Co., Ltd. 48 430
Saramin Co., Ltd. 16 150
Satrec Initiative Co., Ltd. 4 169
SD Biosensor, Inc. 3,718 24,921
SeAH Besteel Holdings Corp. 60 1,158
SeAH Holdings Corp. 4 337
SeAH Steel Corp. 46 4,091
SeAH Steel Holdings Corp. 8 805
Seegene, Inc. 1,783 31,662
Segyung Hitech Co., Ltd. 69 277
Sejin Heavy Industries Co.,
Ltd. 32 495
*SEMCNS Co., Ltd. 28 152
Seobu T&D 8,201 52,496
*Seojin System Co., Ltd. 1,478 28,165
Seoul Auction Co., Ltd. 20 96
Seoul Semiconductor Co., Ltd. 8,097 35,633
Seoyon Co., Ltd. 56 372
Seoyon E-Hwa Co., Ltd. 1,916 17,523
SFA Engineering Corp. 244 4,239
*SFA Semicon Co., Ltd., Class
A 967 2,901
SGC Energy Co., Ltd. 2,051 32,534
Shin Heung Energy &
Electronics Co., Ltd. 1,094 4,192
Shinhan Financial Group Co.,
Ltd. 616 31,692
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 10,965 566,781
Shinil Electronics Co., Ltd. 96 87
Shinsegae International, Inc. 60 433
Shinsegae, Inc. 1,791 218,352
Shinsung Delta Tech Co., Ltd. 348 13,385
*Shinsung E&G Co., Ltd.,
Class A 3,492 4,529
*Silicon2 Co., Ltd. 1,322 41,755
SIMMTECH Co., Ltd. 679 30,072
*SK Biopharmaceuticals Co.,
Ltd. 1,700 137,814
*SK Bioscience Co., Ltd. 398 14,163
SK Discovery Co., Ltd. 612 25,472
SK Gas, Ltd. 156 28,523
SK hynix, Inc. 17,151 6,729,187
Ω*SK IE Technology Co., Ltd. 1,063 22,905
SK Innovation Co., Ltd. 1,553 140,503
SK Networks Co., Ltd. 11,544 36,785
*SK oceanplant Co., Ltd. 164 2,440
SK Securities Co., Ltd. 1,184 582
#SK Telecom Co., Ltd., ADR 1,979 39,996
SK, Inc. 1,125 196,219
SKC Co., Ltd. 234 20,973
SL Corp. 2,982 76,080
SM Entertainment Co., Ltd. 302 25,330
*SMEC Co., Ltd. 198 570

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*SOCAR, Inc. 32 $ 263
*S-Oil Corp. 1,904 95,952
Solid, Inc. 11,717 66,285
*SOLUM Co., Ltd. 4,820 60,557
Solus Advanced Materials Co.,
Ltd. 1,275 8,215
Songwon Industrial Co., Ltd. 1,589 10,707
SOOP Co., Ltd. 414 21,125
Soulbrain Co., Ltd. 203 40,322
SPG Co., Ltd. 78 1,850
ST Pharm Co., Ltd. 419 29,791
Straffic Co., Ltd. 80 205
*Studio Dragon Corp. 1,185 37,885
*STX Engine Co., Ltd. 81 2,010
Suheung Co., Ltd. 24 451
*Sukgyung AT Co., Ltd., Class
A 4 123
Sung Kwang Bend Co., Ltd. 1,107 24,475
Sungshin Cement Co., Ltd. 76 500
Sungwoo Hitech Co., Ltd. 10,488 49,910
Sunjin Co., Ltd. 1,224 8,557
SY Co., Ltd. 60 128
*Synergy Innovation Co., Ltd. 80 137
*Synopex, Inc. 6,470 29,744
Systems Technology, Inc. 258 4,156
*Taewoong Co., Ltd. 861 18,583
*Taihan Cable & Solution Co.,
Ltd. 1,109 18,837
TCC Steel 16 206
TechWing, Inc. 1,775 83,222
*Tego Science, Inc. 4 50
Telechips, Inc. 32 314
TEMC Co., Ltd. 604 3,960
TES Co., Ltd. 425 13,215
*Theragen Etex Co., Ltd. 116 208
TK Corp. 2,272 45,049
TKG Huchems Co., Ltd. 1,233 15,474
TLB Co., Ltd. 82 3,948
Tokai Carbon Korea Co., Ltd. 341 39,730
Tongyang Life Insurance Co.,
Ltd. 3,835 18,223
Toptec Co., Ltd. 140 458
Tovis Co., Ltd. 2,685 28,268
TS Corp. 168 330
TSE Co., Ltd. 122 4,444
*Tuksu Construction Co., Ltd. 40 159
*Tway Air Co., Ltd. 6,251 7,990
TYM Corp. 622 2,598
UBCare Co., Ltd. 40 100
Uni-Chem Co., Ltd. 112 103
Unid Co., Ltd. 466 21,979
Union Semiconductor
Equipment & Materials Co.,
Ltd. 40 281
Uniquest Corp. 632 3,411
*Unison Co., Ltd., Class A 384 329
*UniTest, Inc. 28 399
Unitrontech Co., Ltd. 76 322
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Value Added Technology Co.,
Ltd. 1,111 $ 17,116
VICTEK Co., Ltd. 40 105
Vieworks Co., Ltd. 20 266
*Vina Tech Co., Ltd. 4 155
Vitzro Tech Co., Ltd. 32 198
Vitzrocell Co., Ltd. 1,264 24,309
*VM, Inc. 28 474
*VT Co., Ltd. 1,605 28,163
Wemade Co., Ltd. 1,178 22,200
Won Tech Co., Ltd. 4,174 24,902
WONIK IPS Co., Ltd. 2,980 134,280
Wonik Materials Co., Ltd. 264 6,013
*WONIK PNE Co., Ltd. 52 140
Wonik QnC Corp. 2,071 34,087
Woojin, Inc. 36 385
Woori Financial Group, Inc. 8,967 159,861
Woori Financial Group, Inc.,
ADR 7,219 387,083
*Woori Technology, Inc. 140 474
*Woosu AMS Co., Ltd., Class
A 104 212
Worldex Industry & Trading
Co., Ltd. 1,639 28,989
Xexymix Corp. 48 154
Y G-1 Co., Ltd. 60 213
*Y2 Solution Co., Ltd. 104 220
*YC Corp. 28 287
*Yest Co., Ltd. 24 298
YG Entertainment, Inc. 138 8,863
*YMT Co., Ltd., Class A 16 145
Youlchon Chemical Co., Ltd. 16 355
Youngone Holdings Co., Ltd. 238 23,737
Yuanta Securities Korea Co.,
Ltd. 344 933
Yuhan Corp. 410 33,957
*Yulho Co., Ltd. 92 68
*Yungjin Pharmaceutical Co.,
Ltd. 136 197
Zeus Co., Ltd. 2,148 23,338
Zinus, Inc. 1,011 9,800
TOTAL KOREA, REPUBLIC
OF 43,049,408
KUWAIT — (1.1%)
A'ayan Leasing & Investment
Co. KSCP 46,055 31,809
Al Ahli Bank of Kuwait KSCP 17,591 16,448
Ali Alghanim Sons Automotive
Co. KSCC 4,657 16,280
*<Arabi Group Holding KSC 308 290
Beyout Holding Co. KPSC 8,022 11,551
Boubyan Bank KSCP 361 842
Boursa Kuwait Securities Co.
KPSC 4,071 53,329
Burgan Bank SAK 2,079 1,598
Combined Group Contracting
Co. SAK 11,134 38,268
Commercial Real Estate Co.
KSC 44,203 30,674

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KUWAIT — (Continued)
Gulf Bank KSCP 147,564 $ 168,741
Gulf Cables & Electrical
Industries Group Co. KSCP 13,540 99,251
Heavy Engineering & Ship
Building Co. KSCP 11,162 34,473
Humansoft Holding Co. KSC 4,490 36,189
*IFA Hotels & Resorts-KPSC 243 1,034
Integrated Holding Co. KCSC 24,519 43,135
Jazeera Airways Co. KSCP 4,252 20,405
JTC Logistics Transportation &
Stevedoring Co. KSCP 9,624 14,391
Kuwait Finance House KSCP 221,111 578,440
Kuwait Insurance Co. SAK 500 938
Kuwait International Bank
KSCP 61,292 53,315
*Kuwait Real Estate Co. KSC 21,614 29,927
Kuwait Telecommunications
Co. 19,656 38,038
Mabanee Co. KPSC 15,842 51,972
Mezzan Holding Co. KSCC 5,171 19,963
Mobile Telecommunications
Co. KSCP 134,045 231,887
National Bank of Kuwait SAKP 145,953 499,269
Salhia Real Estate Co. KSCP 20,634 28,166
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 46,034 25,345
*Warba Bank KSCP 590,167 555,655
TOTAL KUWAIT 2,731,623
MALAYSIA — (1.9%)
7-Eleven Malaysia Holdings
BHD 400 191
Able Global BHD 800 319
Aeon Co. M BHD 103,700 31,199
*AFFIN Bank BHD 33,355 18,239
Ajinomoto Malaysia BHD 100 321
Alliance Bank Malaysia BHD 55,605 58,420
Allianz Malaysia BHD 2,600 11,150
AME Elite Consortium BHD 1,000 370
AMMB Holdings BHD 78,300 106,569
#Ancom Nylex BHD 2,000 444
*Astro Malaysia Holdings BHD 10,100 314
Axiata Group BHD 122,400 73,358
Bank Islam Malaysia BHD 31,900 16,757
Batu Kawan BHD 300 1,375
*Berjaya Corp. BHD 227,700 15,767
*Berjaya Land BHD, Class F 3,700 238
British American Tobacco
Malaysia BHD 400 439
#Bursa Malaysia BHD 25,700 50,259
*Cape Ems BHD 3,400 231
Carlsberg Brewery Malaysia
BHD 4,400 17,356
CCK Consolidated Holdings
BHD 700 196
CELCOMDIGI BHD 77,200 66,361
*Chin Hin Group BHD 23,700 13,072
CIMB Group Holdings BHD 206,300 359,596
Crescendo Corp. BHD 900 267
Shares Value †
MALAYSIA — (Continued)
#D&O Green Technologies
BHD 105,600 $ 31,519
*Dagang NeXchange BHD 198,100 14,427
Dayang Enterprise Holdings
BHD 64,200 22,841
Dialog Group BHD 14,900 6,973
#DRB-Hicom BHD 3,000 903
Duopharma Biotech BHD 1,000 299
DXN Holdings BHD 2,000 248
Eastern & Oriental BHD, Class
A 125,300 23,935
Eco World Development
Group BHD 93,800 46,139
*Econpile Holdings BHD 900 67
EG Industries BHD 11,200 3,664
*Ekovest BHD 6,300 504
Farm Fresh BHD 39,900 23,151
Fraser & Neave Holdings BHD 2,600 17,482
#Frontken Corp. BHD 180,200 194,485
Gamuda BHD 46,512 55,974
Gas Malaysia BHD 11,400 12,358
*Genetec Technology BHD 2,100 261
Genting BHD 109,600 88,455
Genting Malaysia BHD 140,700 78,279
Genting Plantations BHD 16,800 20,378
*Greatech Technology BHD 79,900 39,492
Guan Chong BHD 1,866 401
HAP Seng Consolidated BHD 600 425
Hap Seng Plantations Holdings
BHD 800 432
Hartalega Holdings BHD 12,300 3,554
Heineken Malaysia BHD 4,100 20,853
Hextar Global BHD 58,600 12,663
*Hiap Teck Venture BHD 3,900 266
Hibiscus Petroleum BHD 192,500 65,730
Hong Leong Bank BHD 1,300 6,382
Hong Leong Financial Group
BHD 200 807
Hume Cement Industries BHD 400 334
Hup Seng Industries BHD 900 221
IGB BHD 1,800 1,440
IHH Healthcare BHD 21,900 43,141
IJM Corp. BHD 119,500 70,764
IOI Corp. BHD 19,000 18,238
IOI Properties Group BHD 2,200 1,103
ITMAX SYSTEM BHD 15,600 16,911
Jaya Tiasa Holdings BHD 50,900 13,977
Kelington Group BHD 109,100 143,018
Kenanga Investment Bank
BHD 1,800 365
Kerjaya Prospek Group BHD 900 600
Kim Loong Resources BHD 800 443
Kossan Rubber Industries
BHD 85,500 24,294
#KPJ Healthcare BHD 74,600 50,588
Kretam Holdings BHD 1,800 297
KSL Holdings BHD 1,271 911
Kuala Lumpur Kepong BHD 17,578 86,043
Lagenda Properties BHD 1,700 511

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
MALAYSIA — (Continued)
LBS Bina Group BHD 3,400 $ 345
Leong Hup International BHD 3,800 594
Lianson Fleet Group BHD 6,400 3,148
Ω*Lotte Chemical Titan
Holding BHD 1,900 250
LPI Capital BHD 14,900 51,161
Magnum BHD 41,100 13,641
Mah Sing Group BHD 87,100 21,629
Malakoff Corp. BHD 111,200 28,676
Malayan Banking BHD 80,600 189,953
Malayan Cement BHD 35,400 57,986
Malayan Flour Mills BHD 2,700 380
Malaysia Smelting Corp. BHD 1,800 593
Malaysian Pacific Industries
BHD 2,000 14,327
Malaysian Resources Corp.
BHD 262,900 28,249
Matrix Concepts Holdings BHD 143,700 47,008
Maxis BHD 59,700 54,169
#MBSB BHD 200,000 34,623
Mega First Corp. BHD 31,000 27,462
Mi Technovation BHD 1,200 905
MISC BHD 23,200 43,154
MKH BHD 1,000 256
MNRB Holdings BHD 1,300 587
ΩMR DIY Group M BHD 96,500 36,867
Muhibbah Engineering M BHD 1,600 206
Nestle Malaysia BHD 1,100 29,680
NEXG BHD 4,100 372
Notion VTEC BHD 17,400 3,116
OCK Group BHD 2,900 301
Padini Holdings BHD 7,900 3,565
Panasonic Manufacturing
Malaysia BHD, Class A 100 199
Pantech Group Holdings BHD 2,000 320
Paramount Corp. BHD 1,000 253
Pecca Group BHD 500 161
Perak Transit BHD 1,900 154
Petronas Chemicals Group
BHD 49,000 45,630
Petronas Dagangan BHD 5,900 31,951
Petronas Gas BHD 1,700 7,510
PPB Group BHD 14,900 39,634
Press Metal Aluminium
Holdings BHD 84,700 128,021
Public Bank BHD 258,900 260,878
#QL Resources BHD 79,700 78,977
*Ranhill Utilities BHD 600 264
RGB International BHD 2,700 155
RHB Bank BHD 43,300 69,995
Sam Engineering & Equipment
M BHD 6,200 7,210
Sarawak Oil Palms BHD 16,200 14,428
#Scientex BHD 19,900 16,108
SD Guthrie BHD 48,900 61,650
Sime Darby BHD 127,600 62,459
#Sime Darby Property BHD 85,000 27,400
SKP Resources BHD 51,300 9,616
*Solarvest Holdings BHD 900 653
Shares Value †
MALAYSIA — (Continued)
Southern Cable Group BHD 5,000 $ 2,447
SP Setia BHD Group 125,400 25,900
Sports Toto BHD 55,400 18,387
Sunway BHD 17,300 22,348
#Sunway Construction Group
BHD 16,400 23,026
Syarikat Takaful Malaysia
Keluarga BHD 44,900 33,235
Ta Ann Holdings BHD 18,900 18,954
Taliworks Corp. BHD 1,200 153
Telekom Malaysia BHD 13,000 22,660
Tenaga Nasional BHD 44,400 140,791
TIME dotCom BHD 17,100 19,476
*Top Glove Corp. BHD 155,100 23,332
*Tropicana Corp. BHD, Class
A 17,400 4,861
TSH Resources BHD 1,600 520
Uchi Technologies BHD 14,200 10,511
UEM Sunrise BHD 96,300 14,716
United Malacca BHD 600 837
United Plantations BHD 22,500 133,238
UOA Development BHD 2,300 1,016
Uzma BHD, Class A 1,600 189
Velesto Energy BHD 766,900 45,780
#VS Industry BHD 326,988 38,648
#Wasco BHD 1,100 227
*WCT Holdings BHD 128,500 23,012
Wellcall Holdings BHD 1,000 301
#Westports Holdings BHD 17,804 21,894
Yinson Holdings BHD 79,132 44,781
#YTL Corp. BHD 148,020 91,894
YTL Power International BHD 43,720 41,653
Zetrix Ai BHD 324,367 65,447
TOTAL MALAYSIA 4,556,417
MEXICO — (2.3%)
*Alpek SAB de CV 16,700 8,462
Alsea SAB de CV 25,400 70,252
America Movil SAB de CV,
ADR 25,415 578,700
Arca Continental SAB de CV 7,300 70,806
*Axtel SAB de CV 182,833 28,285
ΩBanco del Bajio SA 65,400 167,700
#Becle SAB de CV 18,900 23,198
Bolsa Mexicana de Valores
SAB de CV 39,000 74,546
Cemex SAB de CV,
Sponsored ADR 39,598 401,920
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,202 103,312
Consorcio ARA SAB de CV 2,600 495
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 65,748 43,805
Corp Inmobiliaria Vesta SAB
de CV 30,900 93,942
Corporativo Fragua SAB de
CV, Class H 40 1,157
*Corpovael SA de CV 1,800 376
Cydsa SAB de CV 100 94

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
MEXICO — (Continued)
El Puerto de Liverpool SAB
de CV 4,800 $ 23,434
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 730 68,883
GCC SAB de CV 7,500 72,123
#Genomma Lab Internacional
SAB de CV, Class B 74,800 73,302
Gentera SAB de CV 85,000 202,517
Gruma SAB de CV, Class B 6,095 103,587
Grupo Aeroportuario del
Centro Norte SAB de CV 14,218 175,461
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 986 205,404
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 392 118,517
#Grupo Bimbo SAB de CV,
Class A 32,100 111,086
#Grupo Carso SAB de CV 7,100 50,817
Grupo Comercial Chedraui SA
de CV 11,123 80,769
Grupo Financiero Banorte SAB
de CV, Class O 47,700 449,578
Grupo Financiero Inbursa SAB
de CV, Class O 29,700 72,235
Grupo Herdez SAB de CV 4,660 17,900
*Grupo Hotelero Santa Fe
SAB de CV 1,300 263
*Grupo Industrial Saltillo SAB
de CV 1,000 747
Grupo Mexico SAB de CV,
Class B 66,200 573,164
*Grupo Nutrisa SAB de CV 4,660 1,294
#Grupo Rotoplas SAB de CV 2,400 1,734
*Grupo Simec SAB de CV,
Class B 100 914
*Grupo Sports World SAB de
CV, Class S 1,100 586
Grupo Televisa SAB 141,700 73,938
Ω*Grupo Traxion SAB de CV 30,000 22,138
*Industrias Penoles SAB de
CV 7,100 294,345
Kimberly-Clark de Mexico SAB
de CV, Class A 45,600 88,390
La Comer SAB de CV 15,641 33,918
Medica Sur SAB de CV, Class
B 100 292
Megacable Holdings SAB de
CV 65,100 186,546
*Minera Frisco SAB de CV 900 428
Ω*Nemak SAB de CV 184,400 39,064
#Operadora De Sites
Mexicanos SAB de CV, Class
A 66,600 59,917
Orbia Advance Corp. SAB de
CV 64,900 59,087
*Organizacion Soriana SAB de
CV, Class B 100 142
Shares Value †
MEXICO — (Continued)
*Promotora de Hoteles Norte
19 SAB De CV, Class L 2,000 $ 727
Promotora y Operadora de
Infraestructura SAB de CV 5,590 72,501
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 100 948
Qualitas Controladora SAB
de CV 10,200 92,628
Regional SAB de CV 22,700 169,239
Wal-Mart de Mexico SAB de
CV 63,900 211,559
TOTAL MEXICO 5,477,172
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 40 291
Credicorp, Ltd. 811 211,671
Intercorp Financial Services,
Inc. 63 2,711
TOTAL PERU 214,673
PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc. 64,800 31,381
Aboitiz Power Corp. 33,000 23,131
ACEN Corp. 419,000 16,518
Alliance Global Group, Inc. 128,000 15,878
Apex Mining Co., Inc. 7,000 1,106
Asia United Bank Corp. 15,600 9,835
*Atlas Consolidated Mining &
Development Corp. 3,000 261
Ayala Corp. 4,440 35,309
Ayala Land, Inc. 121,700 41,153
Bank of the Philippine Islands 10,990 19,683
BDO Unibank, Inc. 70,901 160,837
Bloomberry Resorts Corp. 8,000 435
*Cebu Air, Inc., Class A 500 249
Century Pacific Food, Inc. 51,400 30,569
China Banking Corp. 23,820 20,683
Converge Information and
Communications Technology
Solutions, Inc. 118,500 25,694
D&L Industries, Inc. 4,600 352
DigiPlus Interactive Corp. 99,890 35,560
*DITO CME Holdings Corp. 7,000 98
DM Wenceslao and
Associates, Inc. 700 60
DMCI Holdings, Inc. 43,100 8,261
DoubleDragon Corp. 2,100 353
East West Banking Corp. 1,400 274
Emperador, Inc. 1,000 272
First Philippine Holdings Corp. 8,070 9,805
Ginebra San Miguel, Inc.,
Class A 160 760
Globe Telecom, Inc. 830 20,831
GT Capital Holdings, Inc. 8,300 77,076
International Container
Terminal Services, Inc. 15,360 138,331
JG Summit Holdings, Inc. 237,800 96,777
Jollibee Foods Corp. 12,250 45,087

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Keepers Holdings, Inc. (The),
Class A 8,000 $ 317
Lopez Holdings Corp. 4,000 245
LT Group, Inc. 6,600 1,640
Manila Electric Co. 2,780 27,635
Manila Water Co., Inc. 89,500 52,848
Megaworld Corp. 354,000 11,970
Metropolitan Bank & Trust Co. 48,860 57,287
ΩMonde Nissin Corp. 1,100 126
Nickel Asia Corp. 262,000 16,339
Petron Corp. 15,000 599
Philex Mining Corp. 6,000 823
Philippine National Bank 11,080 9,715
Philippine Seven Corp. 24,840 17,390
Philippine Stock Exchange,
Inc. (The) 40 138
PLDT, Inc., Sponsored ADR 3,030 58,721
Puregold Price Club, Inc. 108,700 70,373
RFM Corp. 4,000 295
Robinsons Land Corp. 73,900 18,711
Robinsons Retail Holdings,
Inc. 18,600 10,999
San Miguel Corp. 12,010 13,265
Security Bank Corp. 740 875
Semirara Mining & Power
Corp. 35,700 20,049
SM Investments Corp. 40 495
SM Prime Holdings, Inc. 106,500 40,537
SSI Group, Inc. 4,000 170
STI Education Systems
Holdings, Inc. 11,000 265
Synergy Grid & Development
Phils, Inc. 2,500 633
*Top Frontier Investment
Holdings, Inc. 80 82
Union Bank of the Philippines 3,300 1,618
Universal Robina Corp. 38,850 48,191
Vista Land & Lifescapes, Inc.,
Class A 11,000 179
Wilcon Depot, Inc. 71,000 9,229
TOTAL PHILIPPINES 1,358,378
POLAND — (1.5%)
*11 bit studios SA 4 192
AB SA 408 10,758
Agora SA 156 388
Alior Bank SA 5,088 141,816
Ω*Allegro.eu SA 6,211 58,070
Amica SA 16 250
AmRest Holdings SE 3,077 12,342
Apator SA 64 408
*Arctic Paper SA 72 165
ASBISc Enterprises PLC 3,354 27,105
Asseco Poland SA 3,336 194,193
Asseco South Eastern Europe
SA 1,372 24,577
Auto Partner SA 9,269 45,265
Bank Handlowy w Warszawie
SA 1,493 42,079
Shares Value †
POLAND — (Continued)
*Bank Millennium SA, Class A 11,186 $ 46,805
*Bank Ochrony Srodowiska SA 108 352
Bank Polska Kasa Opieki SA 4,662 239,354
Benefit Systems SA 100 84,959
*Bioton SA 256 297
BNPP Bank Polska SA 464 14,209
Boryszew SA 148 241
Budimex SA 406 64,542
#*CCC SA, Class A 1,710 69,976
CD Projekt SA 424 29,163
Celon Pharma SA 28 164
*Cognor Holding SA, Class A 128 229
Cyber Folks SA 615 30,833
*Cyfrowy Polsat SA 9,764 35,087
Develia SA 37,836 83,772
Ω*Dino Polska SA 9,996 119,383
Dom Development SA 275 18,333
*Echo Investment SA 444 662
*Enea SA 15,020 84,340
Eurocash SA 1,979 4,323
*Fabryki Mebli Forte SA 40 283
Ferro SA, Class A 1,280 10,892
Globe Trade Centre SA 248 245
*Grupa Azoty SA 6,994 35,463
Grupa Kety SA 593 149,375
Grupa Pracuj SA 1,169 17,963
Ω*HUUUGE, Inc. 2,356 15,419
ING Bank Slaski SA 869 74,301
Inter Cars SA 276 41,288
KGHM Polska Miedz SA 2,902 152,453
LPP SA 14 68,027
Lubelski Wegiel Bogdanka SA 36 210
*mBank SA 354 94,131
Mirbud SA 7,038 25,940
Mo-BRUK SA 146 11,613
Neuca SA 61 12,299
NEWAG SA 462 11,381
Orange Polska SA 16,509 40,257
ORLEN SA 12,209 331,066
PCC Rokita SA 12 222
Pepco Group NV 7,143 53,853
*PGE Polska Grupa
Energetyczna SA, Class A 33,614 102,026
*PKP Cargo SA 96 417
PlayWay SA 4 290
Powszechna Kasa
Oszczednosci Bank Polski SA 13,653 280,090
Powszechny Zaklad
Ubezpieczen SA 17,853 285,745
Rainbow Tours SA 694 23,359
Santander Bank Polska SA 385 50,833
*Selvita SA 32 320
Synektik SA 288 20,527
*Tauron Polska Energia SA 77,037 208,772
#Text SA 2,334 30,740
Torpol SA 36 520
Unimot SA, Class F 16 566
Voxel SA 249 10,270

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
POLAND — (Continued)
VRG SA 644 $ 775
Warsaw Stock Exchange 948 15,697
Wirtualna Polska Holding SA 199 2,988
ΩXTB SA 3,290 62,145
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 24 407
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 72 437
TOTAL POLAND 3,728,237
QATAR — (1.0%)
Aamal Co. 7,568 1,642
Ahli Bank QSC 1,684 1,670
Al Khaleej Takaful Group QSC 812 531
Al Meera Consumer Goods
Co. QSC 4,594 18,421
Al Rayan Bank 225,193 144,665
*Baladna 63,333 26,561
Barwa Real Estate Co. 71,835 51,888
Commercial Bank PSQC (The) 169,507 192,738
Doha Bank QPSC 412,688 284,495
Doha Insurance Co. QSC 17,854 12,372
*Estithmar Holding QPSC,
Class A 8,565 9,647
Gulf International Services
QSC 151,110 128,284
Gulf Warehousing Co. 18,575 13,086
Industries Qatar QSC 460 1,605
Lesha Bank LLC 60,428 29,957
Mannai Corp. QSC 12,234 17,808
Mazaya Real Estate
Development QPSC 3,356 566
Medicare Group 11,882 21,209
Mesaieed Petrochemical
Holding Co. 99,811 34,266
Ooredoo QPSC 25,629 95,378
Qatar Aluminum Manufacturing
Co. 260,924 111,221
Qatar Electricity & Water Co.
QSC 5,767 24,329
Qatar Fuel QSC 10,521 43,344
Qatar Gas Transport Co., Ltd. 34,699 42,199
Qatar Industrial Manufacturing
Co. QSC 24,524 16,266
Qatar Insurance Co. SAQ 39,989 22,504
Qatar International Islamic
Bank QSC 38,300 117,077
Qatar Islamic Bank QPSC 21,018 141,313
Qatar Islamic Insurance Group 384 931
Qatar National Bank QPSC 133,739 679,163
Qatar National Cement Co.
QSC 41,475 34,686
QLM Life & Medical Insurance
Co. WLL 804 561
Salam International
Investment, Ltd. QSC 2,660 551
United Development Co. QSC 66,718 17,280
Vodafone Qatar PQSC 61,656 40,726
*Widam Food Co. 472 258
Shares Value †
QATAR — (Continued)
Zad Holding Co. 4,888 $ 18,768
TOTAL QATAR 2,397,966
SAUDI ARABIA — (4.1%)
Abdullah Al Othaim Markets
Co. 19,338 39,293
*ACWA Power Co. 335 21,591
Ades Holding Co. 6,818 30,725
*Advanced Building Industries
Co. 28 266
*Advanced Petrochemical Co. 9,455 95,303
Al Babtain Power &
Telecommunication Co. 3,786 63,249
Al Hammadi Holding 4,308 40,115
Al Jouf Agricultural
Development Co. 1,868 22,913
*Al Khaleej Training and
Education Co. 36 281
Al Masane Al Kobra Mining
Co. 1,812 36,480
Al Rajhi Bank 33,382 940,890
*Al Rajhi Co. for Co-operative
Insurance 934 29,364
Al Yamamah Steel Industries
Co. 660 6,476
Alamar Foods 32 416
Alandalus Property Co. 2,634 14,040
Alaseel Co. 18,676 17,779
Al-Dawaa Medical Services
Co. 1,181 20,675
Aldrees Petroleum and
Transport Services Co. 2,345 95,860
Alinma Bank 17,172 118,596
Alkhorayef Water and Power
Technologies Co. 2,075 83,273
Almarai Co. JSC 14,581 192,773
Almawarid Manpower Co. 610 21,797
*Alujain Corp. 1,320 11,264
Arab National Bank 10,652 68,852
Arabian Cement Co. 176 1,039
ΩArabian Centres Co. 9,792 57,105
Arabian Drilling Co. 1,463 34,545
Arabian Internet &
Communications Services Co. 931 62,511
Arabian Pipes Co. 2,172 3,301
*Arabian Shield Cooperative
Insurance Co. 40 139
Arriyadh Development Co. 9,449 74,178
Astra Industrial Group Co. 1,372 54,512
Bank Albilad 15,986 126,434
*Bank Al-Jazira 19,465 65,555
Banque Saudi Fransi 46,893 222,952
Bawan Co. 1,983 29,929
BinDawood Holding Co. 14,056 21,439
Bupa Arabia for Cooperative
Insurance Co. 1,654 72,332
Catrion Catering Holding Co. 4,034 104,019
City Cement Co. 4,322 16,803
Co. for Cooperative Insurance
(The) 2,323 84,368

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Dallah Healthcare Co. 802 $ 32,934
*Dar Al Arkan Real Estate
Development Co., Class A 19,374 88,910
Dr. Sulaiman Al Habib Medical
Services Group Co. 2,400 174,201
East Pipes Integrated Co. for
Industry 1,766 68,471
Eastern Province Cement Co. 2,487 17,123
Electrical Industries Co. 32,512 99,960
Elm Co. 480 121,147
*Emaar Economic City 3,869 13,144
Etihad Atheeb
Telecommunication Co. 942 27,003
Etihad Etisalat Co. 16,712 301,918
*Fawaz Abdulaziz Al Hokair
& Co. 484 3,112
First Milling Co. 784 11,226
Gulf Insurance Group 3,105 20,914
*Herfy Food Services Co. 92 513
Jamjoom Pharmaceuticals
Factory Co. 302 12,563
Jarir Marketing Co. 40,322 152,680
Leejam Sports Co. JSC 1,462 49,862
*Lumi Rental Co. 1,984 33,039
Maharah Human Resources
Co. 9,387 13,867
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,191 13,036
Middle East Healthcare Co. 3,678 50,166
*Middle East Paper Co. 1,976 14,237
Middle East Pharmaceutical
Co. 648 23,707
Middle East Specialized
Cables Co. 549 4,304
Mobile Telecommunications
Co. Saudi Arabia 44,447 136,180
*Mouwasat Medical Services
Co. 1,613 33,054
Nahdi Medical Co. 1,422 43,985
*Najran Cement Co. 304 610
*National Agriculture
Development Co. (The) 3,807 21,156
National Co. for Glass
Industries (The) 12 131
*National Co. for Learning &
Education 598 27,586
*National Industrialization Co. 26,907 82,942
National Medical Care Co. 476 22,517
Northern Region Cement Co. 312 668
*Perfect Presentation For
Commercial Services Co.,
Class A 4,220 11,489
*Power & Water Utility Co. for
Jubail & Yanbu 2,514 28,249
Qassim Cement Co. (The) 7,244 81,516
*Rabigh Refining &
Petrochemical Co. 9,296 22,285
*Red Sea International Co. 420 4,536
Shares Value †
SAUDI ARABIA — (Continued)
Retal Urban Development Co. 6,511 $ 20,435
Riyad Bank 73,806 534,924
Riyadh Cables Group Co. 715 27,016
Riyadh Cement Co. 6,879 48,243
SABIC Agri-Nutrients Co. 6,371 208,281
Sahara International
Petrochemical Co. 10,972 55,297
SAL Saudi Logistics Services 810 37,971
*Saudi Arabian Amiantit Co. 716 3,864
*Saudi Arabian Mining Co. 13,603 233,055
ΩSaudi Arabian Oil Co. 116,141 802,115
Saudi Aramco Base Oil Co. 1,865 47,966
*Saudi Automotive Services
Co. 2,566 49,060
Saudi Awwal Bank 32,142 277,353
Saudi Basic Industries Corp. 11,921 194,066
Saudi Cement Co. 4,869 49,675
Saudi Ceramic Co. 3,338 27,148
Saudi Chemical Co. Holding 22,073 43,438
Saudi Electricity Co. 13,576 58,031
Saudi Ground Services Co. 2,893 34,020
Saudi Industrial Investment
Group 12,917 56,144
Saudi Investment Bank (The) 13,185 48,343
*Saudi Kayan Petrochemical
Co. 94,272 148,315
Saudi National Bank (The) 43,856 466,375
*Saudi Paper Manufacturing
Co. 1,277 18,303
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 3,799 30,675
*Saudi Public Transport Co. 5,367 18,161
*Saudi Real Estate Co. 5,510 21,143
*Saudi Reinsurance Co. 6,133 50,763
*Saudi Research & Media
Group 32 1,466
Saudi Steel Pipe Co. 2,352 32,582
Saudi Tadawul Group Holding
Co. 434 23,030
Saudi Telecom Co. 60,930 734,055
Saudia Dairy & Foodstuff Co. 1,020 78,007
Savola Group (The) 7,605 49,948
Scientific & Medical Equipment
House Co. 16 167
*Seera Group Holding 12,148 100,354
*Sinad Holding Co. 180 501
Southern Province Cement Co. 1,436 9,573
Sumou Real Estate Co. 60 620
Sustained Infrastructure
Holding Co. 3,106 30,247
Tanmiah Food Co. 804 16,937
Theeb Rent A Car Co. 1,315 22,863
United Electronics Co. 2,364 55,914
United International
Transportation Co. 13,744 271,021
*Walaa Cooperative Insurance
Co. 3,496 10,870
Yamama Cement Co. 1,576 11,515

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Yanbu Cement Co. 9,443 $ 40,817
Yanbu National Petrochemical
Co. 3,910 35,971
TOTAL SAUDI ARABIA 10,005,011
SOUTH AFRICA — (4.3%)
Absa Group, Ltd. 24,933 278,841
Adcock Ingram Holdings, Ltd. 877 3,778
Advtech, Ltd. 39,824 81,199
AECI, Ltd. 14,989 77,390
African Rainbow Minerals, Ltd. 6,725 66,930
Afrimat, Ltd. 9,039 23,739
Alexander Forbes Group
Holdings, Ltd. 1,016 482
Altron, Ltd., Class A 33,986 36,079
Anglogold Ashanti PLC 6,086 413,848
Aspen Pharmacare Holdings,
Ltd. 9,439 53,434
Astral Foods, Ltd. 4,329 55,937
AVI, Ltd. 18,076 100,640
Barloworld, Ltd. 21,306 146,650
Bid Corp., Ltd. 6,277 155,323
Bidvest Group, Ltd. 12,209 158,476
*Blu Label Unlimited Group,
Ltd. 15,482 11,058
Capitec Bank Holdings, Ltd.,
Class F 1,111 245,665
Cashbuild, Ltd., Class A 425 3,382
City Lodge Hotels, Ltd. 1,200 284
Clicks Group, Ltd. 8,865 186,706
Coronation Fund Managers,
Ltd. 22,157 62,997
Curro Holdings, Ltd. 18,571 14,164
DataTec, Ltd. 29,091 120,661
ΩDis-Chem Pharmacies, Ltd. 25,083 49,073
Discovery, Ltd. 8,915 112,021
DRDGOLD, Ltd., ADR 5,216 131,600
Famous Brands, Ltd. 3,551 11,116
FirstRand, Ltd. 81,312 385,766
Foschini Group, Ltd. 21,410 113,767
#Gold Fields, Ltd., Sponsored
ADR 23,053 885,466
Grindrod, Ltd. 42,454 41,517
Harmony Gold Mining Co., Ltd. 14,037 235,833
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 8,538 140,962
Hudaco Industries, Ltd. 2,165 22,203
Impala Platinum Holdings, Ltd. 11,277 121,277
Investec, Ltd. 3,475 26,146
Invicta Holdings, Ltd. 196 432
*iOCO, Ltd. 1,324 321
Italtile, Ltd. 18,376 9,796
JSE, Ltd. 5,713 46,449
Kumba Iron Ore, Ltd. 2,559 50,973
Lewis Group, Ltd. 528 2,547
Libstar Holdings, Ltd. 1,448 376
Life Healthcare Group
Holdings, Ltd. 125,744 86,115
Merafe Resources, Ltd. 4,304 273
Shares Value †
SOUTH AFRICA — (Continued)
*Metair Investments, Ltd.,
Class H 604 $ 230
Momentum Group, Ltd. 80,791 155,686
Motus Holdings, Ltd. 20,215 121,716
Mpact, Ltd. 284 384
Mr.Price Group, Ltd. 11,310 134,989
MTN Group, Ltd. 66,909 667,565
*Nampak, Ltd. 603 16,734
Nedbank Group, Ltd. 12,869 175,344
NEPI Rockcastle NV 13,789 111,696
Netcare, Ltd. 139,413 117,354
Ninety One, Ltd. 7,650 22,775
Northam Platinum Holdings,
Ltd. 21,688 362,812
Oceana Group, Ltd. 6,462 18,220
Old Mutual, Ltd. 244,798 191,375
Omnia Holdings, Ltd. 16,008 70,368
OUTsurance Group, Ltd. 24,955 105,104
ΩPepkor Holdings, Ltd. 97,289 148,186
*Pick n Pay Stores, Ltd. 51,748 84,493
PPC, Ltd. 141,573 45,006
Premier Group, Ltd. 7,666 71,651
PSG Financial Services, Ltd. 13,111 18,646
Raubex Group, Ltd. 15,713 37,595
Reunert, Ltd. 14,151 45,590
RFG Holdings, Ltd. 1,115 1,388
Sanlam, Ltd. 34,510 181,126
Santam, Ltd. 3,189 76,096
Sappi, Ltd. 38,224 50,017
*Sasol, Ltd., Class A 24,725 153,635
Shoprite Holdings, Ltd. 11,206 187,526
*Sibanye Stillwater, Ltd., Class
A 4,102 10,965
*Sibanye Stillwater, Ltd., Class
A, ADR 52,601 555,467
Southern Sun, Ltd. 99,582 52,857
*SPAR Group, Ltd. (The) 14,953 94,217
Spur Corp., Ltd. 216 450
Standard Bank Group, Ltd. 41,381 607,757
Sun International, Ltd. 24,032 53,839
Telkom SA SOC, Ltd. 32,692 91,536
Thungela Resources, Ltd. 6,146 27,144
Tiger Brands, Ltd. 8,051 152,543
Truworths International, Ltd. 12,380 37,035
Tsogo Sun, Ltd. 33,422 13,633
Valterra Platinum, Ltd. 2,506 155,283
Vodacom Group, Ltd. 25,677 207,460
Wilson Bayly Holmes-Ovcon,
Ltd. 4,123 36,043
Woolworths Holdings, Ltd. 35,196 106,324
Zeda, Ltd. 856 607
TOTAL SOUTH AFRICA 10,348,159
TAIWAN — (27.0%)
91APP, Inc. 5,000 11,727
Ability Enterprise Co., Ltd. 2,239 6,256
AcBel Polytech, Inc. 199,000 282,242
Accton Technology Corp. 7,000 245,926
Acer, Inc. 45,000 43,988

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
ACES Electronic Co., Ltd. 2,000 $ 4,489
*Acon Holding, Inc. 59,000 15,834
Acter Group Corp., Ltd. 3,000 75,144
Action Electronics Co., Ltd. 1,000 368
Actron Technology Corp. 7,000 31,652
ADATA Technology Co., Ltd. 12,076 77,780
ADDCN Technology Co., Ltd. 2,000 11,385
*Adimmune Corp. 7,000 4,326
Advanced Energy Solution
Holding Co., Ltd. 1,000 38,385
Advanced International
Multitech Co., Ltd. 9,000 17,478
Advanced Power Electronics
Corp. 9,000 30,009
Advantech Co., Ltd. 6,000 61,189
Airtac International Group 3,000 88,904
Alchip Technologies, Ltd. 1,000 113,692
Allied Supreme Corp. 3,000 24,202
Allis Electric Co., Ltd., Class A 9,179 32,994
Alltek Technology Corp. 23,000 23,942
Alltop Technology Co., Ltd. 4,000 32,139
Alpha Networks, Inc. 14,000 14,801
Altek Corp. 71,029 114,719
Amazing Microelectronic Corp. 5,000 16,249
AMPOC Far-East Co., Ltd. 7,756 22,884
AmTRAN Technology Co., Ltd. 14,352 6,560
Apacer Technology, Inc. 12,000 40,402
Apex International Co., Ltd. 7,184 4,872
*Arcadyan Technology Corp. 6,000 39,329
Ardentec Corp. 81,000 246,365
Argosy Research, Inc. 4,000 23,877
ASE Technology Holding Co.,
Ltd. 4,000 32,205
ASE Technology Holding Co.,
Ltd., ADR 43,000 688,430
Asia Optical Co., Inc. 8,000 40,857
Asia Polymer Corp. 2,000 816
Asia Vital Components Co.,
Ltd. 4,000 185,420
ASMedia Technology, Inc. 1,000 47,006
ASPEED Technology, Inc. 1,000 177,938
ASROCK, Inc. 3,000 31,326
Asustek Computer, Inc. 6,000 136,040
*Aten International Co., Ltd. 6,000 11,828
AUO Corp. 108,000 42,686
AURAS Technology Co., Ltd. 1,000 34,319
Avalue Technology, Inc. 6,000 21,762
Axiomtek Co., Ltd. 5,000 13,386
Azurewave Technologies, Inc. 2,000 4,762
*Bafang Yunji International
Co., Ltd. 2,000 12,524
Bank of Kaohsiung Co., Ltd. 3,090 1,216
BenQ Materials Corp. 3,000 2,030
*BES Engineering Corp. 352,000 175,765
Bioteque Corp. 3,000 12,003
Bizlink Holding, Inc. 3,029 137,453
Bora Pharmaceuticals Co., Ltd. 2,199 44,422
Brighton-Best International
Taiwan, Inc. 22,000 23,975
Shares Value †
TAIWAN — (Continued)
Brillian Network & Automation
Integrated System Co., Ltd. 3,000 $ 23,226
*Caliway Biopharmaceuticals
Co., Ltd. 5,000 24,479
Capital Futures Corp. 8,000 12,882
Capital Securities Corp. 115,000 91,466
Career Technology MFG. Co.,
Ltd. 91,883 44,386
Castles Technology Co., Ltd. 5,000 11,581
Cathay Financial Holding Co.,
Ltd. 278,000 578,771
Cathay Real Estate
Development Co., Ltd. 68,000 50,545
Celxpert Energy Corp. 2,000 2,654
Central Reinsurance Co., Ltd. 20,000 15,972
Century Iron & Steel Industrial
Co., Ltd. 6,000 29,960
Chain Chon Industrial Co., Ltd. 1,000 358
Champion Building Materials
Co., Ltd. 1,000 295
Chang Hwa Commercial Bank,
Ltd. 97,200 62,606
Chang Wah Technology Co.,
Ltd. 29,000 38,018
Channel Well Technology Co.,
Ltd. 13,000 32,689
Charoen Pokphand Enterprise 6,000 26,740
CHC Healthcare Group 16,000 22,459
Chenbro Micom Co., Ltd. 3,000 90,465
Cheng Loong Corp. 29,000 16,132
Cheng Mei Materials
Technology Corp. 36,000 16,044
Cheng Shin Rubber Industry
Co., Ltd. 244,000 253,199
Cheng Uei Precision Industry
Co., Ltd. 12,000 19,284
Chenming Electronic
Technology Corp. 5,000 20,250
Chicony Electronics Co., Ltd. 22,000 93,035
Chicony Power Technology
Co., Ltd. 14,000 41,079
Chief Telecom, Inc. 2,000 23,487
China Airlines, Ltd. 180,000 117,107
China Bills Finance Corp. 27,000 14,624
China General Plastics Corp. 2,000 722
*China Man-Made Fiber Corp. 323,000 65,670
China Metal Products 70,000 59,774
China Motor Corp. 20,000 37,930
China Steel Chemical Corp. 9,000 23,831
China Steel Corp. 584,000 353,352
Chinese Maritime Transport,
Ltd. 2,000 3,715
Ching Feng Home Fashions
Co., Ltd. 2,000 1,288
Chin-Poon Industrial Co., Ltd. 70,000 74,689
Chipbond Technology Corp. 45,000 87,245
ChipMOS Technologies, Inc. 19,000 20,087
ChipMOS Technologies, Inc.,
ADR 402 8,559

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Chong Hong Construction Co.,
Ltd. 1,000 $ 2,560
Chroma ATE, Inc. 1,000 26,642
Chun Yuan Steel Industry Co.,
Ltd. 32,000 19,934
Chung Hung Steel Corp. 92,000 44,293
Chung Hwa Pulp Corp. 32,000 13,012
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 45,000 223,968
Chunghwa Precision Test
Tech Co., Ltd. 1,000 52,373
Chunghwa Telecom Co., Ltd. 4,000 17,046
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,300 310,834
Cleanaway Co., Ltd. 4,000 31,424
Compal Electronics, Inc. 142,000 152,666
Compeq Manufacturing Co.,
Ltd. 63,000 178,911
Concord International
Securities Co., Ltd. 18,360 9,556
Concord Securities Co., Ltd. 37,900 15,719
Continental Holdings Corp. 26,000 18,311
Coremax Corp. 10,000 20,852
Coretronic Corp. 11,000 31,346
Co-Tech Development Corp. 17,000 129,680
Crowell Development Corp. 14,700 14,776
*CSBC Corp., Class H 4,000 2,550
CTBC Financial Holding Co.,
Ltd. 606,000 824,993
CTCI Corp. 46,115 45,753
CyberPower Systems, Inc. 3,000 23,373
*CyberTAN Technology, Inc. 25,000 21,673
DA CIN Construction Co., Ltd. 20,000 42,679
Da-Li Development Co., Ltd. 30,886 49,583
Darfon Electronics Corp. 10,000 11,711
Darwin Precisions Corp. 1,800 656
Daxin Materials Corp. 2,000 24,820
De Licacy Industrial Co., Ltd. 10,308 3,655
Delpha Construction Co., Ltd. 39,000 37,553
Delta Electronics, Inc. 16,000 517,875
Dimerco Data System Corp. 3,000 11,906
Dimerco Express Corp. 8,000 20,897
D-Link Corp. 127,000 68,993
Dynamic Holding Co., Ltd. 53,000 154,995
E Ink Holdings, Inc. 19,000 131,030
E.Sun Financial Holding Co.,
Ltd. 552,348 534,542
Eastern Media International
Corp. 46,870 31,485
Eclat Textile Co., Ltd. 5,000 66,768
Edom Technology Co., Ltd. 20,000 24,723
Egis Technology, Inc. 6,000 26,837
*EirGenix, Inc. 5,000 10,897
Elan Microelectronics Corp. 65,000 262,191
E-Lead Electronic Co., Ltd. 1,000 1,433
E-LIFE MALL Corp. 7,000 15,074
Elite Advanced Laser Corp. 2,000 17,826
Elite Material Co., Ltd. 4,000 176,962
Shares Value †
TAIWAN — (Continued)
Elite Semiconductor
Microelectronics Technology,
Inc. 24,000 $ 70,499
Elitegroup Computer Systems
Co., Ltd. 14,000 9,245
eMemory Technology, Inc. 2,000 129,469
Emerging Display
Technologies Corp. 2,000 1,343
Ennoconn Corp. 3,000 28,545
Ennostar, Inc. 22,000 24,583
EnTie Commercial Bank Co.,
Ltd. 3,000 1,288
Episil Technologies, Inc. 18,000 33,083
Eson Precision Ind Co., Ltd. 8,000 21,470
Eternal Materials Co., Ltd. 43,000 57,140
*Etron Technology, Inc. 12,000 14,248
Eurocharm Holdings Co., Ltd. 4,000 16,070
EVA Airways Corp. 322,000 379,181
Ever Supreme Bio Technology
Co., Ltd. 3,000 15,761
*Everest Textile Co., Ltd. 5,000 921
Evergreen Aviation
Technologies Corp. 4,000 19,258
Evergreen International
Storage & Transport Corp. 20,500 38,211
Evergreen Marine Corp.
Taiwan, Ltd. 23,000 144,774
EVERGREEN Steel Corp. 10,000 34,644
Everlight Chemical Industrial
Corp. 26,000 15,858
Everlight Electronics Co., Ltd. 28,000 53,375
Excelsior Medical Co., Ltd. 5,250 14,499
EZconn Corp. 1,000 30,545
Far Eastern Department
Stores, Ltd. 64,000 45,073
Far Eastern International Bank 130,422 53,669
Far Eastern New Century
Corp. 299,000 257,750
Far EasTone
Telecommunications Co., Ltd. 135,000 406,216
Faraday Technology Corp. 6,000 35,620
Farglory Land Development
Co., Ltd. 16,000 28,054
*Federal Corp. 7,000 4,497
Feng Hsin Steel Co., Ltd. 9,000 18,532
Feng TAY Enterprise Co., Ltd. 69,000 273,836
Firich Enterprises Co., Ltd. 26,000 20,172
First Copper Technology Co.,
Ltd. 5,000 6,823
First Financial Holding Co.,
Ltd. 397,325 369,006
First Insurance Co., Ltd. (The) 14,000 11,977
*First Steamship Co., Ltd. 18,000 3,373
FIT Holding Co., Ltd. 21,000 25,310
FLEXium Interconnect, Inc. 8,000 16,447
Flytech Technology Co., Ltd. 6,000 20,787
FocalTech Systems Co., Ltd. 14,000 26,961
Forcecon Tech Co., Ltd. 1,150 4,096

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Formosa Advanced
Technologies Co., Ltd. 2,000 $ 2,469
Formosa International Hotels
Corp. 4,000 24,788
Formosa Laboratories, Inc. 8,000 16,135
Formosa Petrochemical Corp. 66,000 95,970
Formosa Plastics Corp. 81,000 100,390
Formosan Union Chemical
Corp. 19,000 10,291
Fortune Electric Co., Ltd. 3,300 76,754
Fositek Corp. 1,000 47,331
Founding Construction &
Development Co., Ltd. 1,000 485
Foxsemicon Integrated
Technology, Inc. 2,000 24,137
Franbo Lines Corp. 9,000 6,324
Froch Enterprise Co., Ltd. 1,000 452
Fu Hua Innovation Co., Ltd. 84,000 53,557
Fubon Financial Holding Co.,
Ltd. 243,800 723,287
Fulgent Sun International
Holding Co., Ltd. 7,000 21,883
*Fulltech Fiber Glass Corp.,
Class A 49,000 115,084
Fusheng Precision Co., Ltd. 6,000 47,331
Fwusow Industry Co., Ltd. 1,000 444
G Shank Enterprise Co., Ltd. 8,000 25,113
Gallant Precision Machining
Co., Ltd. 11,000 33,206
Gamania Digital Entertainment
Co., Ltd. 10,000 19,323
Gemtek Technology Corp. 70,000 59,546
General Interface Solution GIS
Holding, Ltd. 26,000 41,866
Genesys Logic, Inc. 6,000 21,079
Genius Electronic Optical Co.,
Ltd. 4,000 54,585
Getac Holdings Corp. 10,000 44,891
Giant Manufacturing Co., Ltd. 22,000 72,639
Giantplus Technology Co., Ltd. 2,000 774
Gigabyte Technology Co., Ltd. 10,000 91,246
*Gigastorage Corp. 37,000 22,868
Global Brands Manufacture,
Ltd. 23,761 90,434
Global PMX Co., Ltd. 6,000 27,813
Global Unichip Corp. 1,000 49,771
Globalwafers Co., Ltd. 8,000 132,201
Globe Union Industrial Corp. 57,000 19,098
Gloria Material Technology
Corp. 84,000 92,905
Gold Circuit Electronics, Ltd. 23,000 348,281
Goldsun Building Materials
Co., Ltd. 97,000 114,225
Good Finance Securities Co.,
Ltd. 1,000 834
Gourmet Master Co., Ltd. 8,000 18,191
Grand Fortune Securities Co.,
Ltd. 28,000 10,839
Grand Pacific Petrochemical 20,000 6,701
Shares Value †
TAIWAN — (Continued)
Grand Process Technology
Corp. 1,000 $ 47,331
Grape King Bio, Ltd. 3,000 12,052
Great Tree Pharmacy Co., Ltd. 5,649 20,306
Great Wall Enterprise Co., Ltd. 116,000 196,220
Greatek Electronics, Inc. 14,000 32,107
Group Up Industrial Co., Ltd. 3,000 27,179
Gudeng Precision Industrial
Co., Ltd. 2,000 22,966
*HannsTouch Holdings Co. 3,000 626
Hey Song Corp. 26,000 31,590
Highwealth Construction Corp. 116,550 147,863
Hiwin Mikrosystem Corp. 6,000 22,153
Hiwin Technologies Corp. 7,000 50,893
Hocheng Corp. 2,000 1,165
Holy Stone Enterprise Co., Ltd. 12,000 44,501
Hon Hai Precision Industry
Co., Ltd. 186,000 1,558,017
Hong Pu Real Estate
Development Co., Ltd. 1,000 847
Hong TAI Electric Industrial 53,000 67,929
Hota Industrial Manufacturing
Co., Ltd. 22,000 42,582
Hotai Motor Co., Ltd. 5,000 92,059
Hsin Kuang Steel Co., Ltd. 38,000 49,075
Hu Lane Associate, Inc. 6,300 26,949
HUA ENG Wire & Cable Co.,
Ltd. 39,000 41,929
Hua Nan Financial Holdings
Co., Ltd. 334,310 317,551
Huaku Development Co., Ltd. 60,000 202,986
Huang Hsiang Construction
Corp. 11,269 15,121
Hung Sheng Construction, Ltd. 28,000 19,401
Hwang Chang General
Contractor Co., Ltd. 2,485 5,610
Ibase Technology, Inc. 2,000 3,188
IBF Financial Holdings Co.,
Ltd. 459,939 228,167
Ichia Technologies, Inc. 24,000 39,895
I-Chiun Precision Industry Co.,
Ltd. 9,000 21,518
Innodisk Corp. 2,039 28,587
Innolux Corp. 165,000 71,387
Insyde Software Corp. 3,000 22,250
Integrated Service Technology,
Inc. 6,773 24,346
International Games System
Co., Ltd. 6,000 140,529
Inventec Corp. 239,000 356,856
Iron Force Industrial Co., Ltd. 7,000 21,632
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 10,554
ITE Technology, Inc. 7,000 29,716
ITEQ Corp. 12,000 45,672
Jentech Precision Industrial
Co., Ltd. 1,000 69,289
Jia Wei Lifestyle, Inc. 1,050 1,359

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Jiin Yeeh Ding Enterprise Co.,
Ltd. 2,000 $ 4,177
Jinan Acetate Chemical Co.,
Ltd. 42,000 82,522
Johnson Health Tech Co., Ltd. 5,000 26,024
JPC connectivity, Inc. 8,000 43,590
JPP Holding Co., Ltd. 4,000 41,443
JSL Construction &
Development Co., Ltd. 1,483 2,460
KEE TAI Properties Co., Ltd. 1,000 343
Kenda Rubber Industrial Co.,
Ltd. 29,000 18,914
Kerry TJ Logistics Co., Ltd. 20,000 21,860
Keystone Microtech Corp. 2,000 27,650
KGI Financial Holding Co., Ltd. 627,370 324,491
Kindom Development Co., Ltd. 29,200 31,631
King Yuan Electronics Co., Ltd. 48,000 338,831
Kinik Co. 1,000 10,231
Kinpo Electronics 91,000 67,345
Kinsus Interconnect
Technology Corp. 5,000 22,202
KMC Kuei Meng International,
Inc. 4,000 11,724
KS Terminals, Inc. 12,000 19,596
Kung Long Batteries Industrial
Co., Ltd. 5,000 19,762
*Kung Sing Engineering Corp. 2,000 755
Kuo Toong International Co.,
Ltd. 18,000 33,844
Kuo Yang Construction Co.,
Ltd. 1,000 613
Kwong Lung Enterprise Co.,
Ltd. 9,000 13,994
L&K Engineering Co., Ltd. 5,000 77,828
Lanner Electronics, Inc. 7,000 18,376
Largan Precision Co., Ltd. 1,000 72,054
*Leader Electronics, Inc. 1,000 361
Lealea Enterprise Co., Ltd. 5,000 1,059
LEE CHI Enterprises Co., Ltd. 1,000 384
Lelon Electronics Corp. 11,000 39,003
*Li Peng Enterprise Co., Ltd.,
Class A 6,000 1,083
Lian HWA Food Corp. 6,600 23,831
Lien Hwa Industrial Holdings
Corp. 69,050 108,378
Lingsen Precision Industries,
Ltd. 39,000 26,134
Lion Travel Service Co., Ltd. 6,000 30,643
Lite-On Technology Corp. 124,000 724,049
Long Da Construction &
Development Corp. 25,000 23,218
Longchen Paper & Packaging
Co., Ltd. 54,000 16,459
Longwell Co. 11,000 67,272
Lotes Co., Ltd. 2,000 89,782
Lotus Pharmaceutical Co., Ltd. 8,000 76,900
Lucky Cement Corp. 2,000 973
Lumax International Corp., Ltd. 7,000 22,566
Shares Value †
TAIWAN — (Continued)
*Lung Yen Life Service Corp.,
Class A 1,000 $ 1,692
Lungteh Shipbuilding Co., Ltd. 1,000 3,920
Luxe Green Energy
Technology Co., Ltd. 1,000 724
LuxNet Corp. 1,000 6,636
Macronix International Co.,
Ltd. 500,000 507,466
Makalot Industrial Co., Ltd. 11,000 96,256
Marketech International Corp. 5,000 40,012
Materials Analysis Technology,
Inc. 3,000 19,811
Mayer Steel Pipe Corp. 1,000 774
MediaTek, Inc. 15,000 639,211
Mega Financial Holding Co.,
Ltd. 399,000 524,368
Mercuries & Associates
Holding, Ltd. 32,000 14,886
*Mercuries Life Insurance Co.,
Ltd. 218,825 51,466
Merida Industry Co., Ltd. 15,000 48,795
Merry Electronics Co., Ltd. 49,000 163,381
METAAGE Corp. 15,000 25,471
*Microbio Co., Ltd. 67,000 47,949
Micro-Star International Co.,
Ltd. 6,000 21,372
Mildef Crete, Inc. 7,000 24,479
MIN AIK Technology Co., Ltd. 4,000 2,869
Momo.com, Inc. 6,150 46,714
MOSA Industrial Corp. 1,110 612
Motech Industries, Inc. 30,000 16,590
MSSCORPS Co., Ltd. 2,000 11,158
My Humble House Hospitality
Management Consulting 1,000 1,200
Nak Sealing Technologies
Corp. 3,000 10,393
Namchow Holdings Co., Ltd. 10,000 12,589
Nan Kang Rubber Tire Co.,
Ltd. 33,443 39,382
Nan Pao Resins Chemical
Co., Ltd. 3,000 35,864
Nan Ya Plastics Corp. 70,000 94,499
Nan Ya Printed Circuit Board
Corp. 1,000 9,450
*Nanya Technology Corp. 27,000 116,375
*New Asia Construction &
Development Corp., Class H 1,000 481
Nichidenbo Corp. 13,000 38,144
Nien Made Enterprise Co., Ltd. 4,000 48,144
Nishoku Technology, Inc. 4,000 16,525
North-Star International Co.,
Ltd. 9,359 8,068
Nova Technology Corp. 2,000 11,190
Novatek Microelectronics
Corp. 12,000 153,411
Nuvoton Technology Corp. 11,000 22,042
O-Bank Co., Ltd. 48,000 14,131
*OBI Pharma, Inc. 20,000 16,200
Ocean Plastics Co., Ltd. 10,000 11,711

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Orient Semiconductor
Electronics, Ltd. 13,000 $ 20,552
Oriental Union Chemical Corp. 66,000 25,656
Pan German Universal Motors,
Ltd. 3,000 28,350
Pan Jit International, Inc. 21,000 57,588
Pan-International Industrial
Corp. 15,000 27,423
Parade Technologies, Ltd. 2,000 44,241
*PChome Online, Inc., Class A 19,000 21,540
PCL Technologies, Inc. 1,000 3,904
Pegatron Corp. 138,000 333,093
Pegavision Corp. 4,000 44,306
PharmaEngine, Inc. 9,000 20,816
PharmaEssentia Corp. 5,109 82,765
*Phihong Technology Co., Ltd. 41,000 40,679
Phison Electronics Corp. 2,000 69,289
Phoenix Silicon International
Corp. 7,000 39,507
*Phytohealth Corp. 2,000 908
Pixart Imaging, Inc. 6,000 45,282
Posiflex Technology, Inc. 2,000 14,118
Power Wind Health Industry,
Inc. 3,000 16,005
*Powerchip Semiconductor
Manufacturing Corp. 208,000 213,136
Powertech Technology, Inc. 35,000 196,968
Poya International Co., Ltd. 5,020 74,220
President Chain Store Corp. 13,000 100,859
President Securities Corp. 31,300 24,131
Primax Electronics, Ltd. 97,000 261,898
Prince Housing &
Development Corp. 54,000 15,669
*Princeton Technology Corp.,
Class F 1,000 465
Promate Electronic Co., Ltd. 13,199 20,395
Qisda Corp. 80,520 81,329
Quanta Computer, Inc. 56,000 547,412
Quanta Storage, Inc. 8,000 27,715
Radiant Opto-Electronics Corp. 20,000 85,879
Radium Life Tech Co., Ltd. 54,188 19,390
Raydium Semiconductor Corp. 2,000 15,842
Realtek Semiconductor Corp. 5,000 83,764
Rechi Precision Co., Ltd. 66,000 49,595
Rich Development Co., Ltd. 4,000 1,103
*Right WAY Industrial Co., Ltd. 1,000 402
*Ritek Corp. 104,000 33,730
Ruentex Development Co.,
Ltd. 135,000 130,868
Ruentex Engineering &
Construction Co. 4,800 26,154
Run Long Construction Co.,
Ltd. 114,000 140,919
Sakura Development Co., Ltd. 48,600 76,123
Sampo Corp. 14,000 11,203
San Fang Chemical Industry
Co., Ltd. 17,000 17,116
San Shing Fastech Corp.,
Class A 7,000 11,704
Shares Value †
TAIWAN — (Continued)
Sanyang Motor Co., Ltd. 116,000 $ 227,917
Savior Lifetec Corp. 46,000 25,588
ScinoPharm Taiwan, Ltd. 2,000 1,142
SDI Corp. 11,000 30,594
Sensortek Technology Corp. 2,000 12,394
Sercomm Corp. 51,000 164,409
Sesoda Corp. 33,000 32,419
Shanghai Commercial &
Savings Bank, Ltd. (The) 249,000 320,757
Shieh Yih Machinery Industry
Co., Ltd. 1,000 696
Shih Her Technologies, Inc. 6,440 36,347
Shih Wei Navigation Co., Ltd. 42,000 23,978
Shihlin Electric & Engineering
Corp. 1,000 6,490
Shin Ruenn Development Co.,
Ltd. 6,780 12,836
Shin Zu Shing Co., Ltd. 4,000 27,520
*Shining Building Business
Co., Ltd. 2,000 589
Shinkong Insurance Co., Ltd. 8,000 29,277
Shinkong Synthetic Fibers
Corp. 30,000 13,028
Shiny Chemical Industrial Co.,
Ltd. 6,000 28,496
Shuttle, Inc. 57,000 34,488
Sigurd Microelectronics Corp. 87,000 295,745
Simplo Technology Co., Ltd. 4,000 45,607
Sinbon Electronics Co., Ltd. 11,000 75,681
Sincere Navigation Corp. 28,000 22,042
Sinmag Equipment Corp. 3,000 13,126
Sino-American Silicon
Products, Inc. 36,000 146,384
Sinon Corp. 25,000 34,685
SinoPac Financial Holdings
Co., Ltd. 572,078 477,336
Sinphar Pharmaceutical Co.,
Ltd. 1,050 1,098
Sinyi Realty, Inc. 14,000 10,315
Sitronix Technology Corp. 3,000 19,567
Solar Applied Materials
Technology Corp. 80,000 154,322
Sonix Technology Co., Ltd. 11,000 12,578
Southeast Cement Co., Ltd. 1,000 540
Speed Tech Corp. 16,000 24,619
Sporton International, Inc. 8,000 46,583
St. Shine Optical Co., Ltd. 4,000 16,981
Standard Foods Corp. 43,000 43,922
Stark Technology, Inc. 11,000 57,252
*Starlux Airlines Co., Ltd.,
Class A 89,000 69,484
Sun Yad Construction Co., Ltd. 11,161 5,700
Sunny Friend Environmental
Technology Co., Ltd. 6,000 16,161
Sunonwealth Electric Machine
Industry Co., Ltd. 7,000 34,384
Sunplus Technology Co., Ltd. 102,000 71,504
Sunrex Technology Corp. 10,000 13,532
Superalloy Industrial Co., Ltd. 22,000 34,029

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Supreme Electronics Co., Ltd. 44,000 $ 94,467
Sweeten Real Estate
Development Co., Ltd. 2,140 1,963
Symtek Automation Asia Co.,
Ltd. 1,038 5,318
Synmosa Biopharma Corp. 80,863 88,252
Synnex Technology
International Corp. 49,000 90,537
Systex Corp. 7,000 29,488
TA Chen Stainless Pipe 104,360 124,590
Ta Ya Electric Wire & Cable 145,980 199,446
Taichung Commercial Bank
Co., Ltd. 7,511 5,229
TaiDoc Technology Corp. 5,000 20,006
Taiflex Scientific Co., Ltd. 33,000 73,104
Taimide Tech, Inc. 12,000 23,656
Tainan Spinning Co., Ltd. 4,000 1,640
*Tainergy Tech Co., Ltd. 1,000 480
Taisun Enterprise Co., Ltd. 1,000 602
TAI-TECH Advanced
Electronics Co., Ltd. 6,000 29,374
Taiwan Business Bank 161,120 80,453
Taiwan Cogeneration Corp. 53,000 83,187
Taiwan Cooperative Financial
Holding Co., Ltd. 360,050 278,169
Taiwan FamilyMart Co., Ltd. 3,000 18,688
Taiwan Fertilizer Co., Ltd. 138,000 216,151
Taiwan Fire & Marine
Insurance Co., Ltd. 22,000 25,764
Taiwan FU Hsing Industrial
Co., Ltd. 1,600 2,675
*Taiwan Glass Industry Corp. 14,000 12,752
Taiwan High Speed Rail Corp. 154,000 137,012
Taiwan Hon Chuan Enterprise
Co., Ltd. 70,000 288,052
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 25,000 25,455
Taiwan Mask Corp. 4,000 5,010
Taiwan Mobile Co., Ltd. 128,000 455,938
Taiwan Navigation Co., Ltd. 26,000 24,612
Taiwan Paiho, Ltd. 32,000 59,543
Taiwan PCB Techvest Co.,
Ltd. 16,000 18,373
Taiwan Sakura Corp. 4,000 11,086
Taiwan Sanyo Electric Co.,
Ltd. 1,000 1,150
Taiwan Secom Co., Ltd. 18,000 63,238
Taiwan Semiconductor Co.,
Ltd. 30,000 53,674
Taiwan Semiconductor
Manufacturing Co., Ltd. 461,000 22,494,389
Taiwan Styrene Monomer 1,000 275
Taiwan Surface Mounting
Technology Corp. 27,000 96,614
Taiwan Taxi Co., Ltd. 3,000 12,882
*Taiwan TEA Corp. 120,000 54,260
Taiwan Union Technology
Corp. 62,000 777,496
Shares Value †
TAIWAN — (Continued)
Taiwan-Asia Semiconductor
Corp. 52,000 $ 40,936
Tatung Co., Ltd. 80,050 94,265
TCC Group Holdings Co., Ltd. 199,000 143,063
TCI Co., Ltd. 8,000 29,537
Teco Electric and Machinery
Co., Ltd. 26,000 98,533
Test Research, Inc. 7,000 35,636
Thinking Electronic Industrial
Co., Ltd. 8,000 49,185
Ton Yi Industrial Corp. 26,000 15,182
Tong Hsing Electronic
Industries, Ltd. 7,000 28,577
Tong Yang Industry Co., Ltd. 19,000 59,767
Tong-Tai Machine & Tool Co.,
Ltd. 21,000 22,202
Topco Scientific Co., Ltd. 6,000 66,751
Topkey Corp. 8,000 48,404
Transcend Information, Inc. 3,000 12,931
Transcom, Inc. 8,800 38,789
Trigold Holdings, Ltd. 2,000 3,058
Tripod Technology Corp. 52,000 577,665
TS Financial Holding Co., Ltd. 199,000 121,053
TSC Auto ID Technology Co.,
Ltd. 2,000 12,719
TSEC Corp. 131,000 59,873
TSRC Corp. 27,000 13,175
TTY Biopharm Co., Ltd. 11,000 28,447
Tung Ho Steel Enterprise
Corp. 38,000 77,629
Tung Thih Electronic Co., Ltd. 1,040 2,473
TURVO International Co., Ltd. 4,000 26,219
TXC Corp. 22,000 63,693
TYC Brother Industrial Co.,
Ltd. 13,000 20,256
Tycoons Group Enterprise 2,000 512
Tyntek Corp. 1,000 569
*U-BEST Innovative
Technology Co., Ltd. 1,000 600
UDE Corp. 8,000 27,585
U-Ming Marine Transport Corp. 12,000 21,743
Unimicron Technology Corp. 55,000 292,525
Union Bank Of Taiwan 1,070 646
Uni-President Enterprises
Corp. 227,000 581,142
Unitech Printed Circuit Board
Corp. 62,000 53,144
United Alloy-Tech Co. 3,000 5,280
United Integrated Services
Co., Ltd. 4,000 112,163
United Microelectronics Corp. 16,000 24,150
#United Microelectronics
Corp., Sponsored ADR 92,434 712,666
United Orthopedic Corp. 8,000 32,400
United Renewable Energy
Co., Ltd. 363,000 80,769
Universal Cement Corp. 12,000 12,101
Universal Vision Biotechnology
Co., Ltd. 4,000 18,607

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
UPC Technology Corp. 63,000 $ 20,801
UPI Semiconductor Corp. 2,000 12,231
USI Corp. 201,000 67,673
Vanguard International
Semiconductor Corp. 109,000 342,874
Ventec International Group
Co., Ltd. 7,000 20,425
Visco Vision, Inc. 5,000 32,286
VisEra Technologies Co., Ltd. 3,000 25,178
Visual Photonics Epitaxy Co.,
Ltd. 7,000 31,538
Vizionfocus, Inc. 1,000 5,839
Voltronic Power Technology
Corp. 2,000 78,722
Wafer Works Corp. 91,000 92,655
Waffer Technology Corp. 9,000 20,728
Wah Lee Industrial Corp. 6,000 17,644
Walsin Lihwa Corp. 66,175 64,365
Walton Advanced Engineering,
Inc. 59,000 46,254
Wan Hai Lines, Ltd. 30,000 80,121
We&Win Diversification Co.,
Ltd. 1,000 698
WEI Chih Steel Industrial Co.,
Ltd. 1,000 520
Wei Chuan Foods Corp. 23,000 11,260
Weikeng Industrial Co., Ltd. 97,000 92,769
Weltrend Semiconductor 2,000 3,152
Wholetech System Hitech, Ltd. 6,000 23,617
Win Semiconductors Corp. 21,000 73,436
Winbond Electronics Corp. 7,000 12,342
Winmate, Inc. 5,000 26,837
Winstek Semiconductor Co.,
Ltd. 4,000 12,465
Wisdom Marine Lines Co., Ltd. 50,000 102,794
Wiselink Co., Ltd. 4,000 24,007
Wistron Corp. 128,000 626,655
WITS Corp. 6,000 24,202
Wiwynn Corp. 2,000 283,986
WNC Corp. 11,000 44,907
Wonderful Hi-Tech Co., Ltd. 17,000 25,328
Wowprime Corp. 5,000 35,051
WPG Holdings, Ltd. 127,000 249,117
WT Microelectronics Co., Ltd. 13,000 60,473
XinTec, Inc. 5,000 24,885
Xxentria Technology Materials
Corp. 9,000 10,115
Yageo Corp. 35,000 283,498
Yankey Engineering Co., Ltd. 4,300 64,344
YC INOX Co., Ltd. 38,000 23,796
Yea Shin International
Development Co., Ltd. 25,724 20,669
Yem Chio Co., Ltd. 26,520 11,431
Yieh Phui Enterprise Co., Ltd. 3,000 1,439
Youngtek Electronics Corp. 6,000 11,476
Yuanta Financial Holding Co.,
Ltd. 373,440 419,104
Yulon Motor Co., Ltd. 54,000 57,793
Shares Value †
TAIWAN — (Continued)
YungShin Global Holding
Corp. 15,000 $ 27,471
Zeng Hsing Industrial Co., Ltd. 4,000 12,010
Zenitron Corp. 13,000 14,632
Zero One Technology Co., Ltd. 4,000 14,899
Zhen Ding Technology
Holding, Ltd. 23,000 121,954
Zig Sheng Industrial Co., Ltd. 3,000 753
ZillTek Technology Corp. 4,000 26,349
*Zinwell Corp. 2,000 921
Zippy Technology Corp. 12,000 20,221
Zyxel Group Corp. 61,000 69,948
TOTAL TAIWAN 65,749,219
THAILAND — (1.4%)
AAPICO Hitech PCL - NVDR 800 304
*Absolute Clean Energy PCL -
NVDR, Class R 6,000 243
Advanced Info Service PCL
- NVDR 8,300 77,520
Advanced Info Service PCL,
Class F 6,800 63,510
Advanced Information
Technology PCL - NVDR 2,100 313
After You PCL - NVDR 800 123
Airports of Thailand PCL
- NVDR 19,200 24,494
Airports of Thailand PCL,
Class F 20,700 26,407
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 210
Amata Corp. PCL - NVDR 71,900 32,020
AP Thailand PCL - NVDR 138,400 37,024
*Asia Aviation PCL - NVDR 60,000 2,264
Asia Plus Group Holdings PCL
- NVDR 6,600 453
Asian Alliance International
PCL - NVDR, Class R 1,400 223
Asian Sea Corp. PCL - NVDR 1,500 339
Asset World Corp. PCL
- NVDR 6,300 429
Asset World Corp. PCL, Class
F 176,800 12,029
Assetwise PCL - NVDR 1,600 309
B Grimm Power PCL - NVDR,
Class R 1,300 651
Bangchak Corp. PCL - NVDR 47,600 43,427
Bangkok Airways PCL 31,900 12,825
Bangkok Bank PCL - NVDR 29,700 145,584
Bangkok Chain Hospital PCL
- NVDR 8,500 2,970
Bangkok Chain Hospital PCL,
Class F 25,000 8,737
Bangkok Dusit Medical
Services PCL - NVDR 189,600 110,822
Bangkok Dusit Medical
Services PCL, Class F 32,100 18,763
Bangkok Expressway & Metro
PCL - NVDR, Class R 190,800 30,389
Bangkok Land PCL - NVDR 28,100 434

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
THAILAND — (Continued)
Bangkok Life Assurance PCL
- NVDR 28,100 $ 15,643
Banpu PCL - NVDR 384,500 60,050
Banpu Power PCL - NVDR 1,400 554
BCPG PCL 41,100 10,486
BCPG PCL - NVDR 2,700 689
BEC World PCL - NVDR 3,800 229
Berli Jucker PCL - NVDR 45,100 25,524
Betagro PCL - NVDR, Class R 22,300 11,034
*BTS Group Holdings PCL
- NVDR 243,500 22,140
Bumrungrad Hospital PCL
- NVDR 16,900 89,896
Cal-Comp Electronics Thailand
PCL - NVDR 2,800 528
Carabao Group PCL - NVDR 3,600 5,010
Central Pattana PCL - NVDR 40,000 66,491
Central Plaza Hotel PCL
- NVDR 800 798
Central Retail Corp. PCL -
NVDR, Class R 3,600 2,282
Central Retail Corp. PCL,
Class F 35,800 22,697
CH Karnchang PCL - NVDR 108,200 51,197
Charoen Pokphand Foods
PCL - NVDR 91,800 59,904
Chularat Hospital PCL 449,100 21,806
CK Power PCL - NVDR 4,400 348
Com7 PCL - NVDR 63,600 49,173
CP ALL PCL - NVDR 63,500 90,336
CP ALL PCL, Class F 13,800 19,632
CP AXTRA PCL - NVDR,
Class R, ADR 1,700 1,030
CP AXTRA PCL, Class F 17,300 10,486
Delta Electronics Thailand PCL 25,600 171,801
Delta Electronics Thailand
PCL - NVDR 2,700 18,120
Dhipaya Group Holdings PCL
- NVDR 1,000 674
Dhipaya Group Holdings PCL,
Class F 22,900 15,439
Don Muang Tollway PCL -
NVDR, Class R 1,500 478
Dynasty Ceramic PCL - NVDR 8,800 359
Eastern Polymer Group PCL
- NVDR 2,600 225
Electricity Generating PCL
- NVDR 2,400 9,129
*Energy Absolute PCL - NVDR 340,600 32,233
Erawan Group PCL (The)
- NVDR 287,400 20,976
Exotic Food PCL - NVDR 500 235
Forth Corp. PCL - NVDR 1,100 235
Forth Smart Service PCL
- NVDR 1,000 229
Frasers Property Thailand PCL
- NVDR, Class R 1,000 198
GFPT PCL 83,000 26,439
GFPT PCL - NVDR 38,600 12,296
Shares Value †
THAILAND — (Continued)
Global Power Synergy PCL
- NVDR 700 $ 898
*Gulf Development PCL -
NVDR, Class R, ADR 34,220 46,830
Gunkul Engineering PCL
- NVDR 161,900 10,314
Haad Thip PCL - NVDR 800 374
Hana Microelectronics PCL
- NVDR 1,900 1,363
Hana Microelectronics PCL,
Class F 38,000 27,265
Home Product Center PCL
- NVDR 109,800 22,242
Ichitan Group PCL - NVDR 81,700 31,078
Index Livingmall PCL - NVDR 600 265
Indorama Ventures PCL
- NVDR 2,000 1,181
IRPC PCL - NVDR 587,600 20,898
I-TAIL Corp. PCL - NVDR,
Class R 1,000 532
*Jasmine Technology Solution
PCL - NVDR 400 316
Karmarts PCL - NVDR 12,000 3,043
Kasikornbank PCL - NVDR 1,500 8,652
KCE Electronics PCL - NVDR 68,000 53,626
KGI Securities Thailand PCL
- NVDR 5,200 630
Khon Kaen Sugar Industry
PCL - NVDR 6,700 286
Kiatnakin Phatra Bank PCL
- NVDR 300 610
Krung Thai Bank PCL - NVDR 93,500 78,796
Lalin Property PCL - NVDR 1,200 186
Land & Houses PCL - NVDR 230,300 27,777
LH Financial Group PCL -
NVDR, Class R 12,600 304
LPN Development PCL
- NVDR 3,500 178
Major Cineplex Group PCL
- NVDR 1,600 351
MC Group PCL - NVDR 1,200 416
MCS Steel PCL - NVDR 1,400 355
Mega Lifesciences PCL 10,500 9,579
Mega Lifesciences PCL
- NVDR 1,100 1,004
Minor International PCL
- NVDR 226,800 161,324
MK Restaurants Group PCL
- NVDR 5,900 5,976
*Mono Next PCL - NVDR,
Class R1 4,000 147
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 400 424
Muang Thai Insurance PCL
- NVDR 1,000 523
Netbay PCL - NVDR 400 254
Noble Development PCL
- NVDR 2,800 185
Northeast Rubber PCL -
NVDR, Class R 191,200 24,599

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
THAILAND — (Continued)
NSL Foods PCL - NVDR,
Class R 200 $ 161
Osotspa PCL - NVDR 28,600 13,886
Polyplex Thailand PCL - NVDR 1,600 468
Praram 9 Hospital PCL -
NVDR, Class R 1,200 805
Praram 9 Hospital PCL, Class
F 14,800 9,932
Precious Shipping PCL
- NVDR 121,900 25,258
Prima Marine PCL - NVDR,
Class R 46,200 9,216
Pruksa Holding PCL - NVDR 1,900 219
*PSG Corp. PC, Class F 104,493 10,082
PTG Energy PCL - NVDR 124,600 30,827
PTT Exploration & Production
PCL - NVDR 53,700 177,699
PTT Global Chemical PCL
- NVDR 47,500 37,092
PTT Oil & Retail Business PCL
- NVDR, Class R 84,300 38,324
PTT PCL - NVDR 263,300 250,394
Quality Houses PCL - NVDR 704,400 28,755
Rajthanee Hospital PCL
- NVDR 600 239
Ratch Group PCL - NVDR 72,100 61,877
Regional Container Lines PCL
- NVDR 15,100 12,025
Rojana Industrial Park PCL
- NVDR 2,200 305
S Hotels & Resorts PCL
- NVDR 4,000 189
Samart Corp. PCL - NVDR 1,700 315
Sansiri PCL - NVDR 1,308,500 56,654
Sappe PCL - NVDR 300 336
SC Asset Corp. PCL - NVDR 7,500 394
SCB X PCL - NVDR 9,900 40,108
SCG Packaging PCL - NVDR 60,500 34,053
SCGJWD Logistics PCL
- NVDR 1,500 385
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 900 96
Siam Cement PCL (The)
- NVDR 11,600 73,184
Siam Global House PCL
- NVDR 21,600 4,609
Siam Wellness Group PCL
- NVDR 2,200 199
Siamgas & Petrochemicals
PCL - NVDR 2,200 435
SiS Distribution Thailand PCL
- NVDR 400 229
SISB PCL - NVDR, Class R 600 219
SPCG PCL - NVDR 1,800 462
Sri Trang Agro-Industry PCL
- NVDR 100,500 36,986
Sri Trang Gloves Thailand
PCL - NVDR 31,300 6,486
Shares Value †
THAILAND — (Continued)
Srinanaporn Marketing PCL -
NVDR, Class R 1,600 $ 388
Star Petroleum Refining PCL
- NVDR 7,000 1,039
Supalai PCL - NVDR 104,300 55,158
*Super Energy Corp. PCL -
NVDR, Class R 68,000 273
TAC Consumer PCL - NVDR 1,500 223
Taokaenoi Food & Marketing
PCL - NVDR 1,300 196
Thai Life Insurance PCL
- NVDR 2,000 637
Thai Oil PCL - NVDR 57,500 63,573
Thai President Foods PCL
- NVDR 100 603
Thai Union Group PCL - NVDR 122,200 49,507
Thai Vegetable Oil PCL
- NVDR 1,500 1,123
Thai Vegetable Oil PCL, Class
F 13,600 10,178
Thaifoods Group PCL - NVDR 4,200 590
Thaifoods Group PCL, Class F 142,900 20,064
Thaitheparos PCL - NVDR 300 353
Thonburi Healthcare Group
PCL - NVDR, Class R 1,260 314
Thoresen Thai Agencies PCL
- NVDR 178,000 24,221
Tipco Asphalt PCL, Class F 22,400 9,629
Tisco Financial Group PCL
- NVDR 6,300 20,945
TKS Technologies PCL
- NVDR 900 156
TMBThanachart Bank PCL
- NVDR 422,000 24,144
TOA Paint Thailand PCL 22,200 8,857
TOA Paint Thailand PCL
- NVDR 1,900 758
TPI Polene PCL - NVDR 20,300 452
TPI Polene Power PCL 80,600 5,135
TPI Polene Power PCL
- NVDR 10,100 644
TQM Alpha PCL - NVDR,
Class R 600 228
Triple i Logistics PCL - NVDR 1,400 201
*True Corp. PCL - NVDR,
Class R, ADR 180,400 63,044
TTW PCL - NVDR 3,200 896
Union Auction PCL - NVDR 700 123
United Paper PCL - NVDR,
Class R 800 190
Univanich Palm Oil PCL
- NVDR 2,100 773
Univanich Palm Oil PCL, Class
F 48,100 17,702
WHA Corp. PCL - NVDR 196,600 19,821
TOTAL THAILAND 3,507,667
TURKEY — (0.9%)
Agesa Hayat ve Emeklilik A/S 104 519

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TURKEY — (Continued)
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 29,051 $ 19,843
Akbank TAS 124,023 179,334
Akcansa Cimento A/S 52 165
Aksa Akrilik Kimya Sanayii A/S 52,308 15,426
Aksa Enerji Uretim A/S 1,139 1,409
*Aksigorta A/S 26,410 4,390
#Alarko Holding A/S 10,199 19,574
Albaraka Turk Katilim Bankasi
A/S 120,130 23,513
Alkim Alkali Kimya A/S 520 240
Anadolu Anonim Turk Sigorta
Sirketi 56,941 31,390
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 57,706 19,941
Anadolu Hayat Emeklilik A/S 176 432
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 76 104
*Anel Elektrik Proje Taahhut
ve Ticaret A/S 244 96
Arcelik A/S 88 231
*ARD Grup Bilisim Teknolojileri
A/S 408 282
Aselsan Elektronik Sanayi Ve
Ticaret A/S 15,375 74,447
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 4,522 10,561
*Aydem Yenilenebilir Enerji
A/S 316 143
*Baticim Bati Anadolu Cimento
Sanayii A/S 11,234 1,173
Bera Holding A/S 45,364 19,808
*Besler Gida Ve Kimya Sanayi
Ve Ticaret AS 704 235
BIM Birlesik Magazalar A/S 3,793 48,622
Bogazici Beton Sanayi Ve
Ticaret A/S 320 154
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 12 137
Borusan Yatirim ve Pazarlama
A/S 4 233
Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 2,836 11,446
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 64 135
Bursa Cimento Fabrikasi A/S 7,372 1,134
*Can2 Termik AS 553,150 31,836
Celebi Hava Servisi A/S 4 148
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 924 250
Cimsa Cimento Sanayi VE
Ticaret A/S 12,168 13,752
Coca-Cola Icecek A/S 18,981 23,203
Deva Holding A/S 136 229
Dogan Sirketler Grubu Holding
A/S 43,902 17,854
Dogus Otomotiv Servis ve
Ticaret A/S 6,246 26,783
Shares Value †
TURKEY — (Continued)
EGE Endustri VE Ticaret A/S 20 $ 3,890
ΩEnerjisa Enerji A/S 244 479
Enerya Enerji A/S 45,353 10,538
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 52 240
Eregli Demir ve Celik
Fabrikalari TAS 52,270 34,161
Escar Turizm Tasimacilik
Ticaret A/S 221 110
Esenboga Elektrik Uretim A/S 2,632 489
Europap Tezol Kagit Sanayi
VE Ticaret A/S 236 75
*Europen Endustri Insaat
Sanayi VE Ticaret AS 3,084 649
Ford Otomotiv Sanayi A/S 3,710 8,757
Formet Metal ve Cam Sanayi
A/S 936 91
*Galata Wind Enerji A/S 8,418 5,109
*GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 108 492
Gentas Genel Metal Sanayi ve
Ticaret A/S 13,354 2,922
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 6,322 7,097
Global Yatirim Holding A/S 191,285 53,135
*Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 40 316
*Gubre Fabrikalari TAS 48 361
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,116 9,057
*Hitit Bilgisayar Hizmetleri AS 113 129
*Ihlas Holding A/S 4,676 355
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 1,628 324
Is Yatirim Menkul Degerler A/S 37,310 39,007
*Isiklar Enerji ve Yapi Holding
A/S 836 679
*Izdemir Enerji Elektrik Uretim
A/S 105,244 24,129
*Izmir Demir Celik Sanayi AS 2,408 366
*Izmir Firca Sanayi ve Ticaret
A/S 1,516 5,408
Jantsa Jant Sanayi Ve Ticaret
A/S 472 239
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 380 312
#Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 90,533 59,038
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A 920 629
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 99,278 7,390
Kayseri Seker Fabrikasi A/S 9,088 3,916
*Kiler Holding A/S 280 906
KOC Holding A/S 12,324 50,295
Kocaer Celik Sanayi Ve
Ticaret A/S 1,759 578
*Konya Cimento Sanayii AS 4 489

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TURKEY — (Continued)
Kordsa Teknik Tekstil A/S 224 $ 298
LDR Turizm A/S 240 363
Logo Yazilim Sanayi Ve
Ticaret A/S 2,151 8,558
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 688 275
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 42,108 29,622
ΩMavi Giyim Sanayi Ve
Ticaret A/S 40,805 39,109
#*MIA Teknoloji A/S 30,285 26,880
Migros Ticaret A/S 2,318 25,001
Ω*MLP Saglik Hizmetleri A/S,
Class A 5,079 40,586
Naturel Yenilenebilir Enerji
Ticaret A/S 400 87
*NET Holding A/S, Class F 613 726
Nuh Cimento Sanayi A/S 2,152 12,488
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 50,494 7,085
*Orge Enerji Elektrik Taahhut
A/S 136 224
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 8 87
Oyak Cimento Fabrikalari A/S 25,046 12,664
#*Pegasus Hava Tasimaciligi
A/S 10,583 52,855
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 7,494 2,139
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 512 188
#*Petkim Petrokimya Holding
A/S, Class H 69,618 28,428
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 292 183
Politeknik Metal Sanayi ve
Ticaret AS, Class A 4 817
*Qua Granite Hayal 3,248 675
*Ral Yatirim Holding A/S 3,374 15,903
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 71,381 25,345
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 57,062 20,763
*Sasa Polyester Sanayi A/S,
Class A 29,033 2,120
Sekerbank Turk A/S 235,856 44,930
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 240 444
Sok Marketler Ticaret A/S 31,443 33,097
SUN Tekstil Sanayi Ve Ticaret
A/S 264 251
Suwen Tekstil Sanayi
Pazarlama A/S 920 258
TAB Gida Sanayi Ve Ticaret
A/S 622 3,516
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 175 96
Shares Value †
TURKEY — (Continued)
*TAV Havalimanlari Holding
A/S, Class A 7,397 $ 46,619
*Tekfen Holding A/S 16,007 32,054
Tofas Turk Otomobil Fabrikasi
A/S 4,836 30,392
*Tukas Gida Sanayi ve Ticaret
A/S 93,904 6,387
*Tumosan Motor ve Traktor
Sanayi A/S 52 136
Turk Altin Isletmeleri A/S 444 284
Turk Hava Yollari AO 22,665 157,127
*Turk Ilac VE Serum Sanayi
A/S 164 83
*Turk Telekomunikasyon A/S 20,719 25,130
Turk Traktor ve Ziraat
Makineleri A/S 620 8,066
Turkcell Iletisim Hizmetleri A/S 47,624 112,922
#Turkiye Garanti Bankasi A/S 16,072 51,449
Turkiye Is Bankasi A/S 387,179 116,482
Turkiye Petrol Rafinerileri A/S 22,550 105,972
Turkiye Sigorta A/S 10,033 2,947
Turkiye Sise ve Cam
Fabrikalari A/S 30,604 26,770
#*Turkiye Vakiflar Bankasi
TAO 106,146 61,747
#Ulker Biskuvi Sanayi A/S 16,264 41,813
Yapi ve Kredi Bankasi A/S 62,035 49,572
Yatas Yatak ve Yorgan Sanayi
ve Ticaret A/S 456 407
Yayla Agro Gida Sanayi VE
Nakliyat A/S 544 142
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 980 539
*Zorlu Enerji Elektrik Uretim
A/S, Class H 170,781 13,606
TOTAL TURKEY 2,258,036
UNITED ARAB EMIRATES — (2.1%)
Abu Dhabi Aviation Co. 8,657 12,940
Abu Dhabi Commercial Bank
PJSC 51,825 203,465
Abu Dhabi Islamic Bank PJSC 61,176 351,771
Abu Dhabi National Hotels 517,103 62,791
Abu Dhabi National Oil Co. for
Distribution PJSC 144,527 141,263
*Abu Dhabi Ports Co. PJSC 35,906 44,773
Abu Dhabi Ship Building Co.
PJSC 192 376
ADNOC Drilling Co. PJSC 79,874 121,346
ADNOC Logistics & Services 42,130 65,840
Agthia Group PJSC 26,331 27,743
Air Arabia PJSC 246,946 262,212
Ajman Bank PJSC 70,005 27,827
Aldar Properties PJSC 40,386 98,960
Alpha Dhabi Holding PJSC 17,214 46,961
Amanat Holdings PJSC 90,472 28,327
Americana Restaurants
International PLC - Foreign Co. 201,419 114,612
*Apex Investment Co. PSC 604 633
*Bank of Sharjah, Class A 53,096 18,648

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Burjeel Holdings PLC 76,037 $ 28,983
Dana Gas PJSC 636,945 143,587
Deyaar Development PJSC 91,517 25,664
Dubai Electricity & Water
Authority PJSC 100,759 76,263
Dubai Financial Market PJSC 39,381 16,512
Dubai Investments PJSC 191,819 173,386
Dubai Islamic Bank PJSC 80,882 209,199
Emaar Development PJSC 38,579 156,503
Emaar Properties PJSC 163,272 631,226
Emirates Central Cooling
Systems Corp. 97,901 42,114
Emirates Driving Co. 22,474 19,397
Emirates Integrated
Telecommunications Co. PJSC 25,141 64,616
Emirates NBD Bank PJSC 62,880 481,065
*Emirates Reem Investments
PJSC 268 209
Emirates Telecommunications
Group Co. PJSC 63,140 333,497
*EMSTEEL Building Materials
PJSC 4,388 1,410
Fertiglobe PLC 66,564 45,307
First Abu Dhabi Bank PJSC 109,700 520,880
*Ghitha Holding PJSC 3,488 22,317
*Gulf Navigation Holding PJSC 356 882
*Manazel PJSC 3,300 270
*Modon Holding PSC 59,864 59,490
National Bank of Ras Al-
Khaimah PSC (The), Class K 2,786 5,879
National Central Cooling Co.
PJSC 45,977 37,804
*National Corp. for Tourism &
Hotels 1,012 507
NMDC Group PJSC 7,429 48,381
Parkin Co. PJSC 18,780 28,326
*Presight AI Holding PLC 11,854 11,651
RAK Properties PJSC 85,020 32,638
Ras Al Khaimah Ceramics
PJSC 38,439 26,896
Salik Co. PJSC 95,952 156,220
Sharjah Islamic Bank 99,923 80,255
Taaleem Holdings PJSC 388 458
TECOM Group PJSC 27,001 23,965
*Union Properties PJSC 10,481 2,300
TOTAL UNITED ARAB
EMIRATES 5,138,545
TOTAL COMMON STOCKS 237,112,768
PREFERRED STOCKS — (0.2%)
BRAZIL — (0.2%)
Alpargatas SA 0.260% 700 1,375
Banco do Estado do Rio
Grande do Sul SA, Class B
0.630% 27,200 69,400
Banco Pine SA 0.150% 300 523
Centrais Eletricas Brasileiras
SA 6.510% 3,400 37,497
Shares Value †
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais 5.810% 29,500 $ 62,121
Itau Unibanco Holding SA
2.880% 2,750 20,140
Marcopolo SA 4.840% 59,000 86,443
Randoncorp SA 0.780% 46,600 52,353
Taurus Armas SA 3.640% 220 207
Track & Field Co. SA 0.150% 100 336
Unipar Carbocloro SA
10.430% 3,664 48,308
TOTAL BRAZIL 378,703
CHILE — (0.0%)
Embotelladora Andina SA
4.560% 7,771 34,988
TOTAL CHILE 34,988
COLOMBIA — (0.0%)
Grupo Argos SA 5.590% 1,267 3,965
Grupo de Inversiones
Suramericana SA 3.610% 1,934 20,489
TOTAL COLOMBIA 24,454
TOTAL PREFERRED
STOCKS 438,145
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 11/17/2025 7 1
*Oncoclinicas do Brasil
Servicos Medicos SA
11/07/2025 35,875 200
TOTAL BRAZIL 201
KOREA, REPUBLIC OF — (0.0%)
*KBI Dong Yang Steel RTS
12/04/2025 29 11
TOTAL KOREA, REPUBLIC
OF 11
MALAYSIA — (0.0%)
*T7 Global BHD 03/13/2030 380 4
TOTAL MALAYSIA 4
THAILAND — (0.0%)
*Better World Green PCL
05/28/2027 3,033 –
TOTAL THAILAND –
TOTAL RIGHTS/WARRANTS 216
TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $197,017,926) 237,551,129
SECURITIES LENDING COLLATERAL — (2.4%)
@§The DFA Short Term
Investment Fund 511,514 5,916,680
TOTAL INVESTMENTS — ( 100.0% )
(Cost $202,934,606) $ 243,467,809

Dimensional Emerging Markets ex China Core Equity ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $6,643,918 which represented 2.8% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 11,316,874 $ 11 $ — $ 11,316,885
Chile ................................ 1,549,731 — — 1,549,731
Colombia ............................ 520,715 — — 520,715
Czechia ............................. 384,909 — — 384,909
Egypt ............................... 57,801 — — 57,801
France .............................. 56,308 — — 56,308
Greece .............................. 1,908,528 — — 1,908,528
Hungary ............................. 778,724 — — 778,724
India ................................ 55,221,975 266,129 — 55,488,104
Indonesia ............................ 4,530,552 — — 4,530,552
Korea, Republic of ..................... 42,823,085 225,976 347 43,049,408
Kuwait .............................. 2,731,333 — 290 2,731,623
Malaysia ............................. 4,556,417 — — 4,556,417
Mexico .............................. 5,477,172 — — 5,477,172
Peru ................................ 214,673 — — 214,673
Philippines ........................... 1,358,378 — — 1,358,378
Poland .............................. 3,728,237 — — 3,728,237
Qatar ............................... 2,397,966 — — 2,397,966
Saudi Arabia .......................... 10,005,011 — — 10,005,011
South Africa .......................... 10,348,159 — — 10,348,159
Taiwan .............................. 65,723,455 25,764 — 65,749,219
Thailand ............................. 2,938,186 569,481 — 3,507,667
Turkey .............................. 2,258,036 — — 2,258,036
United Arab Emirates ................... 5,138,545 — — 5,138,545
Preferred Stocks
Brazil ............................... 378,703 — — 378,703
Chile ................................ 34,988 — — 34,988
Colombia ............................ 24,454 — — 24,454
Rights/Warrants
Brazil ............................... 201 — — 201
Korea, Republic of ..................... — 11 — 11
Malaysia ............................. 4 — — 4
Thailand ............................. — — — —
Securities Lending Collateral ............... — 5,916,680 — 5,916,680
Total Investments ........................ $236,463,120 $7,004,052 $637> $243,467,809
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
$
Shares Value†
AFFILIATED INVESTMENT COMPANIES — (98.8%)
DOMESTIC — (70.2%)
Dimensional U.S. Core Equity 2 ETF 12,641,045 $ 493,253,576
Dimensional US Core Equity 1 ETF 2,262,993 164,949,560
TOTAL DOMESTIC 658,203,136
INTERNATIONAL — (28.6%)
#Dimensional Emerging Markets Core Equity 2 ETF 2,339,365 77,432,981
Dimensional Global Real Estate ETF 606,411 16,318,520
#Dimensional International Core Equity 2 ETF 5,281,484 173,919,268
TOTAL INTERNATIONAL 267,670,769
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANIES — (98.8%)
(Cost $751,405,463) 925,873,905
SECURITIES LENDING COLLATERAL — (1.2%)
@§The DFA Short Term Investment Fund 1,012,620 11,712,975
TOTAL INVESTMENTS — ( 100.0% )
(Cost $763,118,438) $ 937,586,880
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ............. $ 925,873,905 $— $ — $ 925,873,905
Securities Lending Collateral ................ — 11,712,975 — 11,712,975
Total Investments ......................... $925,873,905 $11,712,975 $— $937,586,880
See accompanying Notes to Financial Statements.

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2025
4
Shares Value †
COMMON STOCKS — (96.7%)
AUSTRALIA — (6.5%)
Abacus Group 575,924 $ 452,435
Abacus Storage King 697,280 641,348
Arena REIT 727,732 1,738,900
Aspen Group, Ltd. 234,555 810,754
BWP Property Group, Ltd. 852,101 2,142,064
Carindale Property Trust 128 461
Centuria Capital Group 1,247,193 1,926,886
Centuria Industrial REIT 966,541 2,239,927
Centuria Office REIT 523,383 404,308
Charter Hall Group 737,913 10,840,224
Charter Hall Long Wale REIT 1,018,948 2,834,988
Charter Hall Retail REIT 827,266 2,231,273
Charter Hall Social
Infrastructure REIT 511,305 1,081,167
Cromwell Property Group 2,045,074 622,547
Dexus 1,707,068 8,135,654
Dexus Convenience Retail
REIT 131,068 251,405
Dexus Industria REIT 380,625 712,646
#Elanor Commercial Property
Fund 194,118 83,237
Garda Property Group 632 484
GDI Property Group
Partnership 564,177 243,764
Goodman Group 3,173,467 68,620,331
GPT Group (The) 3,101,137 10,881,681
Growthpoint Properties
Australia, Ltd. 358,143 600,215
HealthCo REIT 554,247 246,730
#HMC Capital, Ltd. 200,143 406,174
HomeCo Daily Needs REIT 2,853,484 2,549,872
Ingenia Communities Group 627,536 2,308,794
Mirvac Group 6,427,382 9,677,701
National Storage REIT 2,239,412 3,371,880
RAM Essential Services
Property Fund 347,946 137,809
Region Group 1,957,469 3,126,763
Scentre Group 8,392,168 22,360,362
Stockland 3,910,700 16,154,522
Vicinity, Ltd. 6,401,451 10,560,615
Waypoint REIT, Ltd. 1,174,474 2,037,509
TOTAL AUSTRALIA 190,435,430
BELGIUM — (0.9%)
Aedifica SA 76,820 5,612,542
Ascencio 7,261 421,547
Care Property Invest NV 47,538 626,597
Cofinimmo SA 56,811 4,855,557
Home Invest Belgium SA 12,481 269,961
Montea NV 28,646 2,314,428
Nextensa SA 770 36,171
Retail Estates NV 20,836 1,512,678
Shurgard Self Storage, Ltd. 51,977 1,904,743
Vastned NV 11,761 404,522
Shares Value †
BELGIUM — (Continued)
Warehouses De Pauw CVA 271,249 $ 6,893,932
Wereldhave Belgium Comm
VA 12 734
Xior Student Housing NV 60,494 1,975,970
TOTAL BELGIUM 26,829,382
CANADA — (1.1%)
#Allied Properties Real Estate
Investment Trust 111,600 1,177,210
#Artis Real Estate Investment
Trust 62,381 271,580
Automotive Properties Real
Estate Investment Trust 17,300 134,706
Boardwalk Real Estate
Investment Trust 33,916 1,565,391
BSR Real Estate Investment
Trust 30,606 359,620
BTB Real Estate Investment
Trust 41,567 115,402
Canadian Apartment
Properties REIT 131,281 3,613,823
#Choice Properties Real
Estate Investment Trust 244,742 2,592,136
Crombie Real Estate
Investment Trust 93,009 991,060
#CT Real Estate Investment
Trust 86,509 1,007,003
#Dream Industrial Real Estate
Investment Trust 250,100 2,158,019
#Dream Office Real Estate
Investment Trust 6,134 80,333
Firm Capital Property Trust 3,000 12,739
First Capital Real Estate
Investment Trust 181,500 2,436,581
Flagship Communities REIT 600 11,142
Granite Real Estate
Investment Trust 834 46,708
Granite Real Estate
Investment Trust 55,001 3,094,015
H&R Real Estate Investment
Trust 222,153 1,774,180
InterRent Real Estate
Investment Trust 94,241 899,935
#Killam Apartment Real Estate
Investment Trust 120,300 1,487,920
ΩMinto Apartment Real Estate
Investment Trust 21,000 205,781
#Morguard North American
Residential Real Estate
Investment Trust 20,805 258,513
#Morguard Real Estate
Investment Trust 100 417
Nexus Industrial REIT 42,200 237,030
Northwest Healthcare
Properties Real Estate
Investment Trust 204,677 740,615

Dimensional Global Real Estate ETF
continued
Shares Value †
CANADA — (Continued)
Plaza Retail REIT 54,200 $ 162,080
Primaris Real Estate
Investment Trust 81,168 890,957
PRO Real Estate Investment
Trust 26,400 113,427
#RioCan Real Estate
Investment Trust 217,903 2,919,059
Slate Grocery REIT, Class U 32,704 341,009
#SmartCentres Real Estate
Investment Trust 126,200 2,395,832
True North Commercial Real
Estate Investment Trust 4,600 29,777
TOTAL CANADA 32,124,000
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 1,976
Spring Real Estate Investment
Trust 3,000 625
Yuexiu Real Estate Investment
Trust 1,677,000 196,350
TOTAL CHINA 198,951
FRANCE — (1.8%)
Altarea SCA 8,499 970,165
ARGAN SA 18,490 1,440,530
Carmila SA 84,025 1,534,251
Covivio Hotels SACA 112 2,922
Covivio SA 87,299 5,602,290
Gecina SA 71,169 6,616,647
ICADE 57,267 1,395,982
Klepierre SA 353,344 13,515,490
Mercialys SA 173,093 2,113,716
Unibail-Rodamco-Westfield 190,579 19,717,800
TOTAL FRANCE 52,909,793
GERMANY — (0.0%)
*Deutsche Konsum REIT-AG 474 1,048
Hamborner REIT AG 104,806 627,820
TOTAL GERMANY 628,868
HONG KONG — (0.9%)
Champion REIT 2,654,000 713,680
Fortune Real Estate
Investment Trust 2,958,000 1,910,548
Link REIT 4,136,400 21,543,639
Prosperity REIT 1,552,000 279,560
*Regal Real Estate Investment
Trust 4,000 201
SF Real Estate Investment
Trust 504,000 182,867
Sunlight Real Estate
Investment Trust 1,439,000 436,947
TOTAL HONG KONG 25,067,442
INDIA — (0.4%)
ΩBrookfield India Real Estate
Trust 458,315 1,771,435
Embassy Office Parks REIT 1,266,125 6,118,020
ΩMindspace Business Parks
REIT 336,766 1,763,245
Shares Value †
INDIA — (Continued)
Nexus Select Trust 765,837 $ 1,406,042
TOTAL INDIA 11,058,742
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 856,393 917,282
TOTAL IRELAND 917,282
ITALY — (0.0%)
Immobiliare Grande
Distribuzione SIIQ SpA, Class
F 81,503 330,659
TOTAL ITALY 330,659
JAPAN — (5.4%)
Activia Properties, Inc. 3,270 2,992,892
Advance Residence
Investment Corp. 4,589 4,968,649
AEON REIT Investment Corp. 2,441 2,066,187
Comforia Residential REIT,
Inc. 1,047 2,208,789
CRE Logistics REIT, Inc. 989 1,007,906
Daiwa House REIT Investment
Corp. 7,128 6,144,548
Daiwa Office Investment Corp. 770 1,884,327
Daiwa Securities Living
Investments Corp. 2,419 1,733,521
ESCON Japan Reit Investment
Corp. 378 303,028
Frontier Real Estate
Investment Corp. 3,784 2,222,920
Fukuoka REIT Corp. 864 1,059,985
Global One Real Estate
Investment Corp. 1,962 1,804,650
GLP J-REIT 7,321 6,638,822
Hankyu Hanshin REIT, Inc. 1,047 1,205,659
Health Care & Medical
Investment Corp. 414 309,583
Heiwa Real Estate REIT, Inc. 1,574 1,577,525
#Hoshino Resorts REIT, Inc. 1,034 1,727,640
Hulic Reit, Inc. 1,849 2,058,378
Ichigo Hotel REIT Investment
Corp. 322 275,274
Ichigo Office REIT Investment
Corp. 1,418 873,508
Industrial & Infrastructure Fund
Investment Corp. 4,190 3,894,765
Invincible Investment Corp. 12,488 5,585,169
Japan Excellent, Inc. 1,663 1,587,922
Japan Hotel REIT Investment
Corp. 9,676 5,640,225
Japan Logistics Fund, Inc. 4,042 2,621,115
Japan Metropolitan Fund
Invest 11,646 9,003,529
Japan Prime Realty
Investment Corp. 5,877 3,997,985
Japan Real Estate Investment
Corp. 10,253 8,459,033
KDX Realty Investment Corp. 6,482 7,169,730
LaSalle Logiport REIT 2,759 2,670,260

Dimensional Global Real Estate ETF
continued
Shares Value †
JAPAN — (Continued)
Marimo Regional Revitalization
REIT, Inc. 332 $ 237,920
#Mirai Corp. 3,020 945,863
Mitsubishi Estate Logistics
REIT Investment Corp. 2,051 1,642,877
Mitsui Fudosan
Accommodations Fund, Inc. 3,817 3,216,037
Mitsui Fudosan Logistics Park,
Inc. 5,750 4,169,128
Mori Hills REIT Investment
Corp. 2,180 2,068,846
Mori Trust Reit, Inc. 4,103 2,069,411
Nippon Building Fund, Inc. 12,377 11,424,552
Nippon Hotel & Residential
Investment Corp. 338 178,813
Nippon Prologis REIT, Inc. 10,141 5,898,112
NIPPON REIT Investment
Corp. 2,575 1,626,351
Nomura Real Estate Master
Fund, Inc. 6,321 6,745,464
#NTT UD REIT Investment
Corp. 1,989 1,761,057
One REIT, Inc. 852 493,873
Orix JREIT, Inc. 8,150 5,517,802
Samty Residential Investment
Corp. 414 303,133
Sankei Real Estate, Inc. 546 349,811
Sekisui House Reit, Inc. 7,462 3,841,074
SOSiLA Logistics REIT, Inc. 884 708,095
Star Asia Investment Corp. 3,585 1,426,507
Starts Proceed Investment
Corp. 250 328,292
Takara Leben Real Estate
Investment Corp. 1,782 1,075,759
Tokyu REIT, Inc. 1,423 1,827,071
#Tosei Reit Investment Corp. 366 347,338
United Urban Investment Corp. 4,657 5,637,795
XYMAX REIT Investment
Corp. 305 233,024
TOTAL JAPAN 157,767,529
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 107,774 260,216
E KOCREF CR-REIT Co., Ltd. 56,599 187,703
ESR Kendall Square REIT
Co., Ltd. 324,266 992,314
IGIS Residence REIT Co., Ltd. 17,974 50,147
IGIS Value Plus REIT Co., Ltd. 77,840 242,302
JR Global REIT 331,611 670,321
KB Star Real Estate
Investment Trust, Inc. 41,535 116,464
Koramco Life Infra REIT Co.,
Ltd. 93,720 286,472
KORAMCO THE ONE REIT 31,276 155,639
LOTTE Reit Co., Ltd. 291,634 789,085
Mirae Asset Global REIT Co.,
Ltd. 39,953 73,611
Miraeasset Maps Reit1 Co.,
Ltd. 12,770 24,200
NH All-One REIT Co., Ltd. 67,068 159,815
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Shinhan Alpha REIT Co., Ltd. 192,247 $ 750,232
Shinhan Seobu T&D REIT
Co., Ltd. 43,957 107,367
SK REITs Co., Ltd. 278,464 1,033,918
TOTAL KOREA, REPUBLIC
OF 5,899,806
MALAYSIA — (0.3%)
Al-'Aqar Healthcare REIT 900 275
#Axis Real Estate Investment
Trust 2,606,541 1,338,124
Capitaland Malaysia Trust 2,195,586 327,660
IGB Real Estate Investment
Trust 2,430,900 1,561,395
#KIP REIT 832,100 174,844
KLCCP Stapled Group 479,500 996,096
#Pavilion Real Estate
Investment Trust 2,954,100 1,304,939
#Sunway Real Estate
Investment Trust 3,239,000 1,624,140
YTL Hospitality REIT 711,300 190,224
TOTAL MALAYSIA 7,517,697
MEXICO — (0.5%)
Asesor de Activos Prisma
SAPI de CV 3,487 895
#Concentradora Fibra Danhos
SA de CV 446,126 691,620
ΩConcentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,466
ΩFIBRA Macquarie Mexico 1,353,544 2,195,409
#Fibra MTY SAPI de CV 545,667 420,321
Fibra Uno Administracion SA
de CV 4,190,484 6,089,828
Prologis Property Mexico SA
de CV 1,495,095 5,979,091
TOTAL MEXICO 15,378,630
NETHERLANDS — (0.1%)
Eurocommercial Properties NV 77,707 2,322,959
NSI NV 25,436 600,376
Wereldhave NV 66,037 1,403,972
TOTAL NETHERLANDS 4,327,307
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 1,308,981 963,219
Goodman Property Trust 1,663,216 2,019,171
Kiwi Property Group, Ltd. 2,732,370 1,689,865
Precinct Properties Group 2,727,876 1,937,024
Property for Industry, Ltd. 723,757 1,052,725
Stride Property Group 784,409 660,311
Vital Healthcare Property Trust 755,943 965,345
TOTAL NEW ZEALAND 9,287,660
PHILIPPINES — (0.1%)
AREIT, Inc. 1,643,900 1,198,357
MREIT, Inc. 960,400 224,229
TOTAL PHILIPPINES 1,422,586
SAUDI ARABIA — (0.1%)
Al Rajhi REIT 367,339 820,847
Alahli REIT Fund 1 5,684 9,822

Dimensional Global Real Estate ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Derayah REIT 13,462 $ 20,605
Jadwa REIT Saudi Fund 274,632 807,752
Riyad REIT Fund 41,140 57,594
TOTAL SAUDI ARABIA 1,716,620
SINGAPORE — (2.8%)
Acrophyte Hospitality Trust 44,700 12,069
AIMS APAC REIT 749,900 795,161
Alpha Integrated Real Estate
Investment Trust 4,500 1,660
CapitaLand Ascendas REIT 6,070,300 13,153,211
CapitaLand Ascott Trust 4,267,500 3,098,688
CapitaLand China Trust 1,866,400 1,147,274
CapitaLand Integrated
Commercial Trust 9,391,128 17,101,674
CDL Hospitality Trusts 1,172,000 742,941
Daiwa House Logistics Trust 619,100 273,528
Digital Core REIT
Management Pte, Ltd. 1,248,400 642,926
ESR-REIT 1,091,479 2,398,578
#Far East Hospitality Trust 1,337,900 621,944
First Real Estate Investment
Trust 1,154,700 248,427
Frasers Centrepoint Trust 2,153,078 3,871,222
Frasers Logistics &
Commercial Trust, Class F 4,449,900 3,265,323
IREIT Global 179,300 39,953
Keppel DC REIT 2,939,243 5,397,665
*Keppel Pacific Oak US REIT 1,027,100 236,233
Keppel REIT 4,170,700 3,364,889
Lendlease Global Commercial
REIT 3,533,770 1,737,764
*Manulife US Real Estate
Investment Trust 2,172,300 156,406
Mapletree Industrial Trust 3,359,000 5,497,460
Mapletree Logistics Trust 5,469,300 5,631,305
Mapletree Pan Asia
Commercial Trust 3,703,700 4,097,989
OUE Real Estate Investment
Trust 2,016,100 534,446
Parkway Life Real Estate
Investment Trust 694,600 2,188,221
Prime US REIT 1,251,300 245,255
Sasseur Real Estate
Investment Trust 811,200 430,080
Starhill Global REIT 2,024,087 902,048
Suntec Real Estate Investment
Trust 2,912,300 2,998,565
United Hampshire US REIT 151,644 74,305
TOTAL SINGAPORE 80,907,210
SOUTH AFRICA — (0.7%)
Attacq, Ltd. 811,345 709,181
Burstone Group, Ltd. 1,105,051 576,354
Emira Property Fund, Ltd. 32,163 25,311
#Equites Property Fund, Ltd. 1,302,196 1,269,702
Fairvest, Ltd., Class B 2,003,832 721,414
Growthpoint Properties, Ltd. 5,774,909 5,434,229
Hyprop Investments, Ltd. 634,335 1,878,576
Octodec Investments, Ltd. 660 485
Shares Value †
SOUTH AFRICA — (Continued)
Redefine Properties, Ltd. 9,887,458 $ 3,080,472
#Resilient REIT, Ltd. 439,731 1,792,667
#SA Corporate Real Estate,
Ltd. 3,546,536 673,192
#Stor-Age Property REIT, Ltd. 630,443 615,075
Vukile Property Fund, Ltd. 2,237,483 2,920,056
TOTAL SOUTH AFRICA 19,696,714
SPAIN — (0.4%)
Colonial SFL Socimi SA 467,658 2,960,646
Merlin Properties Socimi SA 632,960 9,869,910
TOTAL SPAIN 12,830,556
TAIWAN — (0.0%)
Cathay No. 1 REIT 62,000 29,365
TOTAL TAIWAN 29,365
THAILAND — (0.1%)
CPN Retail Growth Leasehold
REIT 307,100 108,271
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 2,622,000 851,430
IMPACT Growth Real Estate
Investment Trust, Class F 780,900 241,503
#WHA Premium Growth
Freehold & Leasehold Real
Estate InvestmentTrust 3,131,600 939,432
TOTAL THAILAND 2,140,636
TURKEY — (0.2%)
*Adra Gayrimenkul Yatirim
Ortakligi A/S 45,935 55,387
*Akfen Gayrimenkul Yatirim
Ortakligi AS 314,188 20,175
AKIS Gayrimenkul Yatirimi AS 1,388,137 261,136
Akmerkez Gayrimenkul Yatirim
Ortakligi AS 8,645 47,679
Alarko Gayrimenkul Yatirim
Ortakligi AS 81,142 51,524
*Asce Gayrimenkul Yatirim
Ortakligi A/S 150,436 41,895
#Emlak Konut Gayrimenkul
Yatirim Ortakligi AS 3,685,646 1,772,360
*Fuzul Gayrimenkul Yatirim
Ortakligi A/S 173,419 59,720
Halk Gayrimenkul Yatirim
Ortakligi AS 1,764,935 180,491
*Is Gayrimenkul Yatirim
Ortakligi AS 734,594 343,469
*Kiler Gayrimenkul Yatirim
Ortakligi AS 1,368,495 210,900
#*Kuyumcukent Gayrimenkul
Yatirimlari AS, Class A 764,250 925,146
*Marti Gayrimenkul Yatirim
Ortakligi AS 1,471,021 115,099
*Ozak Gayrimenkul Yatirim
Ortakligi 458,036 151,416
Panora Gayrimenkul Yatirim
Ortakligi 71,199 157,307
*Reysas Gayrimenkul Yatirim
Ortakligi AS 932,382 457,679

Dimensional Global Real Estate ETF
continued
Shares Value †
TURKEY — (Continued)
Servet Gayrimenkul Yatirim
Ortakligi AS 1,786,409 $ 134,678
#*Tera Yatirim Teknoloji
Holding A/S 569,193 557,717
Torunlar Gayrimenkul Yatirim
Ortakligi AS 345,815 631,629
*Vakif Gayrimenkul Yatirim
Ortakligi AS 2,610,667 156,462
Yeni Gimat Gayrimenkul
Ortakligi AS 151,710 496,106
TOTAL TURKEY 6,827,975
UNITED KINGDOM — (3.3%)
Abrdn Property Income Trust,
Ltd. 327,758 21,833
Big Yellow Group PLC 331,861 4,848,505
British Land Co. PLC (The) 1,978,064 9,865,371
CLS Holdings PLC 46,066 36,193
Custodian Property Income
REIT PLC 389,560 411,507
Derwent London PLC 184,909 4,275,802
Empiric Student Property PLC 1,178,196 1,205,874
Great Portland Estates PLC 2,576 11,270
Hammerson PLC 666,665 2,673,247
Land Securities Group PLC 1,413,262 11,540,129
LondonMetric Property PLC 4,343,845 10,855,047
NewRiver REIT PLC 187,187 172,401
Palace Capital PLC 42,107 119,496
Picton Property Income, Ltd.,
Class A 36,083 37,026
Primary Health Properties PLC 2,225,570 2,738,394
PRS REIT PLC (The) 439,254 642,906
ΩRegional REIT, Ltd. 23,209 32,384
ΩResidential Secure Income
PLC 39,755 30,190
Safestore Holdings PLC 99,302 932,848
Schroder Real Estate
Investment Trust, Ltd. 830,647 594,785
Segro PLC 2,593,381 23,762,664
Shaftesbury Capital PLC 2,727,422 5,031,139
Sirius Real Estate, Ltd. 63,566 83,391
ΩSocial Housing Reit PLC 365,598 326,633
Target Healthcare REIT PLC 762,487 944,694
Town Centre Securities PLC 47,790 83,509
Tritax Big Box REIT PLC 4,471,122 8,817,472
UNITE Group PLC (The) 827,288 6,162,922
Workspace Group PLC 64,793 355,837
TOTAL UNITED KINGDOM 96,613,469
UNITED STATES — (70.6%)
#Acadia Realty Trust 203,721 3,884,959
#Agree Realty Corp. 173,648 12,678,040
Alexander & Baldwin, Inc. 112,940 1,803,652
Alexander's, Inc. 3,731 824,290
Alexandria Real Estate
Equities, Inc. 237,561 13,830,801
Alpine Income Property Trust,
Inc. 18,260 268,057
American Assets Trust, Inc.,
Class A 77,352 1,478,197
Shares Value †
UNITED STATES — (Continued)
American Healthcare REIT,
Inc. 213,293 $ 9,666,439
American Homes 4 Rent,
Class A 522,832 16,521,491
American Tower Corp. 734,962 131,543,499
#Americold Realty Trust, Inc. 402,675 5,190,481
Apartment Investment and
Management Co. 216,569 1,152,147
#Apple Hospitality REIT, Inc. 363,651 4,069,255
AvalonBay Communities, Inc. 223,968 38,952,515
Braemar Hotels & Resorts, Inc. 72,450 184,748
#Brandywine Realty Trust 280,976 963,748
Brixmor Property Group, Inc. 476,228 12,458,124
Broadstone Net Lease, Inc. 311,684 5,585,377
BRT Apartments Corp. 16,544 243,362
#BXP, Inc. 233,395 16,615,390
Camden Property Trust 169,797 16,891,406
CareTrust REIT, Inc. 335,145 11,612,774
CBL & Associates Properties,
Inc. 24,307 718,758
Centerspace 26,463 1,567,933
Chatham Lodging Trust 72,475 463,840
City Office REIT, Inc. 39,608 273,295
Clipper Realty, Inc. 14,607 56,821
Community Healthcare Trust,
Inc. 41,129 602,951
COPT Defense Properties 176,862 4,982,203
Cousins Properties, Inc. 266,645 6,914,105
Crown Castle, Inc. 683,884 61,700,014
CTO Realty Growth, Inc. 47,264 788,364
CubeSmart 356,387 13,425,098
Curbline Properties Corp. 149,398 3,445,118
DiamondRock Hospitality Co. 326,632 2,554,262
Digital Realty Trust, Inc. 535,660 91,281,821
Diversified Healthcare Trust 257,855 1,098,462
#Douglas Emmett, Inc. 261,766 3,387,252
Easterly Government
Properties, Inc. 63,963 1,382,880
#EastGroup Properties, Inc. 84,442 14,737,662
Elme Communities 139,168 2,289,314
Empire State Realty Trust, Inc. 226,559 1,674,271
EPR Properties 122,854 6,022,303
Equinix, Inc. 153,359 129,743,248
Equity LifeStyle Properties,
Inc. 290,170 17,714,879
Equity Residential 565,335 33,603,512
Essential Properties Realty
Trust, Inc. 307,475 9,187,353
Essex Property Trust, Inc. 100,814 25,381,941
Extra Space Storage, Inc.,
Class B 333,642 44,554,553
Federal Realty Investment
Trust 127,688 12,282,309
First Industrial Realty Trust,
Inc. 207,496 11,470,379
Four Corners Property Trust,
Inc. 160,905 3,803,794
Franklin Street Properties
Corp. 5,622 6,746

Dimensional Global Real Estate ETF
continued
Shares Value †
UNITED STATES — (Continued)
Gaming and Leisure
Properties, Inc. 445,829 $ 19,910,723
#Getty Realty Corp. 82,467 2,262,070
Gladstone Commercial Corp. 75,111 858,519
#Global Medical REIT, Inc. 16,760 514,532
#Global Net Lease, Inc. 308,994 2,354,534
Healthcare Realty Trust, Inc. 527,809 9,352,775
Healthpeak Properties, Inc. 1,088,374 19,536,313
#Highwoods Properties, Inc. 167,561 4,797,271
Host Hotels & Resorts, Inc. 1,085,863 17,395,525
#*Hudson Pacific Properties,
Inc. 571,204 1,393,738
#Independence Realty Trust,
Inc. 380,728 6,064,997
Industrial Logistics Properties
Trust 84,107 444,085
#Innovative Industrial
Properties, Inc. 42,874 2,150,131
InvenTrust Properties Corp. 121,935 3,341,019
Invitation Homes, Inc. 912,849 25,696,699
Iron Mountain, Inc. 460,211 47,378,722
#JBG SMITH Properties 109,346 2,131,154
#Kilroy Realty Corp. 175,449 7,412,720
Kimco Realty Corp. 1,057,451 21,846,938
Kite Realty Group Trust 348,990 7,726,639
#Lamar Advertising Co., Class
A 137,267 16,278,494
Lineage, Inc. 8,839 348,257
LTC Properties, Inc. 72,837 2,555,122
LXP Industrial Trust 474,179 4,499,959
#Macerich Co. (The) 397,036 6,809,167
#Medical Properties Trust, Inc. 828,290 4,282,259
Mid-America Apartment
Communities, Inc. 183,789 23,567,263
#Modiv Industrial, Inc. 10,696 154,236
National Health Investors, Inc. 73,725 5,493,250
#National Storage Affiliates
Trust 113,331 3,296,799
NET Lease Office Properties 23,505 689,872
#NETSTREIT Corp. 144,024 2,681,727
NexPoint Residential Trust,
Inc. 35,819 1,098,569
NNN REIT, Inc. 292,848 11,848,630
Omega Healthcare Investors,
Inc. 464,620 19,527,979
One Liberty Properties, Inc. 27,969 561,897
Orion Properties, Inc. 62,286 153,846
Outfront Media, Inc. 218,770 3,870,041
*Paramount Group, Inc. 232,743 1,522,139
#Park Hotels & Resorts, Inc. 289,678 2,980,787
Peakstone Realty Trust 44,954 607,329
#Pebblebrook Hotel Trust 184,800 1,933,008
Phillips Edison & Co., Inc. 197,565 6,685,600
Piedmont Realty Trust, Inc.,
Class A 197,939 1,595,388
Plymouth Industrial REIT, Inc.,
Class A 63,406 1,394,932
Postal Realty Trust, Inc., Class
A 34,637 512,974
Shares Value †
UNITED STATES — (Continued)
Prologis, Inc. 1,451,333 $ 180,095,912
Public Storage 247,050 68,818,248
#Realty Income Corp. 1,430,107 82,917,604
Regency Centers Corp. 268,656 18,523,831
Rexford Industrial Realty, Inc. 374,800 15,486,736
#RLJ Lodging Trust 174,343 1,185,532
#Ryman Hospitality Properties,
Inc. 92,103 8,004,672
#Sabra Health Care REIT, Inc. 375,581 6,692,853
Saul Centers, Inc. 20,329 601,942
SBA Communications Corp. 168,425 32,250,019
Service Properties Trust 241,604 517,033
#Sila Realty Trust, Inc. 82,632 1,958,378
Simon Property Group, Inc. 512,334 90,047,824
SITE Centers Corp. 77,730 569,761
#SL Green Realty Corp., Class
U 111,214 5,710,839
STAG Industrial, Inc. 293,183 11,220,113
Strawberry Fields REIT, Inc. 5,259 61,162
Summit Hotel Properties, Inc. 145,784 749,330
Sun Communities, Inc. 196,854 24,921,716
Sunstone Hotel Investors, Inc. 285,979 2,530,914
Tanger, Inc. 178,395 5,808,541
Terreno Realty Corp. 162,624 9,290,709
UDR, Inc. 491,485 16,558,130
UMH Properties, Inc. 136,659 1,987,022
#*Uniti Group, Inc. 141,634 815,812
Universal Health Realty
Income Trust 21,552 823,717
Urban Edge Properties 196,187 3,772,676
Ventas, Inc. 708,868 52,307,370
Veris Residential, Inc. 132,039 1,896,080
VICI Properties, Inc. 1,675,979 50,262,610
#Vornado Realty Trust 258,903 9,822,780
W.P. Carey, Inc. 342,647 22,614,702
Welltower, Inc. 1,044,881 189,165,256
Whitestone REIT 69,380 870,025
Xenia Hotels & Resorts, Inc. 155,368 1,911,026
TOTAL UNITED STATES 2,061,823,696
TOTAL COMMON STOCKS 2,824,688,005
RIGHT/WARRANT — (0.0%)
TURKEY — (0.0%)
#*Tera Yatirim Teknoloji
Holding A/S 11/04/2025 569,193 544,180
TOTAL TURKEY 544,180
TOTAL RIGHT/WARRANT 544,180
TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $2,616,919,605) 2,825,232,185
SECURITIES LENDING COLLATERAL — (3.3%)
@§The DFA Short Term
Investment Fund 8,415,894 97,346,644
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,714,266,249) $ 2,922,578,829

Dimensional Global Real Estate ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $6,326,543 which represented 0.2% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 190,435,430 $ — $ — $ 190,435,430
Belgium ............................. 26,829,382 — — 26,829,382
Canada ............................. 32,124,000 — — 32,124,000
China ............................... 198,951 — — 198,951
France .............................. 52,909,793 — — 52,909,793
Germany ............................ 628,868 — — 628,868
Hong Kong ........................... 25,067,442 — — 25,067,442
India ................................ 11,058,742 — — 11,058,742
Ireland .............................. 917,282 — — 917,282
Italy ................................ 330,659 — — 330,659
Japan ............................... 157,767,529 — — 157,767,529
Korea, Republic of ..................... 5,899,806 — — 5,899,806
Malaysia ............................. 7,517,697 — — 7,517,697
Mexico .............................. 15,378,630 — — 15,378,630
Netherlands .......................... 4,327,307 — — 4,327,307
New Zealand ......................... 9,287,660 — — 9,287,660
Philippines ........................... 1,422,586 — — 1,422,586
Saudi Arabia .......................... 1,716,620 — — 1,716,620
Singapore ............................ 80,907,210 — — 80,907,210
South Africa .......................... 19,696,714 — — 19,696,714
Spain ............................... 12,830,556 — — 12,830,556
Taiwan .............................. 29,365 — — 29,365
Thailand ............................. — 2,140,636 — 2,140,636
Turkey .............................. 6,827,975 — — 6,827,975
United Kingdom ....................... 96,613,469 — — 96,613,469
United States ......................... 2,061,823,696 — — 2,061,823,696
Right/Warrant
Turkey .............................. — 544,180 — 544,180
Securities Lending Collateral ............... — 97,346,644 — 97,346,644
Total Investments ........................ $2,822,547,369 $100,031,460 $— $2,922,578,829
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
International
Core Equity
Market ETF
Dimensional
International
Core Equity 2
ETF
Dimensional
International
Small Cap
Value ETF
Assets:
Investment Securities at Value (including $357,158, $469,834 and
$112,289 of securities on loan, respectively) ..................... $ 11,900,496 $ 10,962,803 $ 3,662,092
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$293,469, $377,416 and $82,328, respectively) (Note G) ........... 293,469 377,416 82,328
Segregated Cash for Futures Contracts ........................... 980 — —
Foreign Currencies at Value .................................... 9,603 2,734 448
Cash ...................................................... 42,377 13,700 4,956
Receivables:
Investment Securities Sold ................................... 920 — 512
Dividends and Interest ....................................... 27,853 26,959 13,455
Cash Collateral for ETF Capital Activity ......................... — 14 5
Capital Shares Issued ....................................... 2,129 2,562 421
Futures Variation Margin ..................................... 43 — —
Tax Reclaims .............................................. 17,800 13,582 5,347
Total Assets ........................................... 12,295,670 11,399,770 3,769,564
Liabilities:
Payables:
Investment Securities Purchased .............................. 33,373 676 254
Upon Return of Securities Loaned ............................. 293,469 377,416 82,328
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,811 1,836 1,141
Administration and Accounting ................................ — 132 57
Collateral for ETF Capital Activity .............................. — 14 5
Custodian ................................................. — 333 144
Trustee ................................................... — 34 11
Other Expenses ............................................ 25 265 100
Total Liabilities ......................................... 328,678 380,706 84,040
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 11,966,992 $ 11,019,064 $ 3,685,524
Shares Outstanding, No Par Value ............................... 326,700,000 334,500,000 103,550,000
Net Asset Value, Offering and Redemption price per share ............ $ 36.63 $ 32.94 $ 35.59
Investment Securities at Cost ................................... $ 9,107,723 $ 7,926,117 $ 3,015,119
Foreign Currencies at Cost ..................................... $ 9,554 $ 2,753 $ 448
Net Assets Consist of:
Paid-In Capital ............................................... $ 9,413,793 $ 8,331,007 $ 3,097,829
Total Distributable Earnings (Loss) ............................... 2,553,199 2,688,057 587,695
Net Assets ................................................. $ 11,966,992 $ 11,019,064 $ 3,685,524

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
International
Small Cap ETF
Dimensional
International
High
Profitability ETF
Dimensional
International
Vector Equity
ETF
Assets:
Investment Securities at Value (including $224,688, $101,054 and $3,824 of securities on loan, respectively) ............................. $ 4,323,226 $ 4,706,718 $ 116,526
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$134,368, $100,218 and $3,240, respectively) (Note G) ............ 134,368 100,218 3,240
Foreign Currencies at Value .................................... 2,119 1,115 185
Cash ...................................................... 13,171 3,981 79
Receivables:
Investment Securities Sold ................................... 1,820 — 204
Dividends and Interest ....................................... 10,506 8,317 292
Cash Collateral for ETF Capital Activity ......................... 417 202 —
Capital Shares Issued ....................................... 319 528 —
Futures Variation Margin ..................................... 616 — —
Tax Reclaims .............................................. 3,272 6,363 63
Receivable from Advisor ..................................... — — 5
Total Assets ........................................... 4,489,834 4,827,442 120,594
Liabilities:
Payables:
Investment Securities Purchased .............................. 6,945 248 197
Upon Return of Securities Loaned ............................. 134,368 100,218 3,240
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,207 995 —
Administration and Accounting ................................ 59 62 4
Collateral for ETF Capital Activity .............................. 417 202 —
Custodian ................................................. 200 52 32
Trustee ................................................... 10 14 8
Other Expenses ............................................ 168 174 48
Total Liabilities ......................................... 143,374 101,965 3,529
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 4,346,460 $ 4,725,477 $ 117,065
Shares Outstanding, No Par Value ............................... 138,000,000 153,900,000 1,900,000
Net Asset Value, Offering and Redemption price per share ............ $ 31.50 $ 30.70 $ 61.61
Investment Securities at Cost ................................... $ 3,753,720 $ 3,983,106 $ 97,928
Foreign Currencies at Cost ..................................... $ 2,129 $ 1,120 $ 186
Net Assets Consist of:
Paid-In Capital ............................................... $ 3,906,796 $ 4,130,309 $ 99,034
Total Distributable Earnings (Loss) ............................... 439,664 595,168 18,031
Net Assets ................................................. $ 4,346,460 $ 4,725,477 $ 117,065

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging Core
Equity Market
ETF
Dimensional
Emerging
Markets High
Profitability ETF
Dimensional
Emerging
Markets Value
ETF
Assets:
Investment Securities at Value (including $330,636, $10,319 and $51,082 of securities on loan, respectively) ............................. $ 7,197,945 $ 302,568 $ 1,232,677
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$80,596, $6,461 and $12,843, respectively) (Note G) .............. 80,596 6,461 12,843
Segregated Cash for Futures Contracts ........................... 724 — —
Foreign Currencies at Value .................................... 17,407 886 5,158
Cash ...................................................... 9,482 522 15,368
Receivables:
Investment Securities Sold ................................... 562 331 53
Dividends and Interest ....................................... 5,984 233 1,074
Cash Collateral for ETF Capital Activity ......................... — — 644
Futures Variation Margin ..................................... 32 — —
Tax Reclaims .............................................. 95 4 11
Total Assets ........................................... 7,312,827 311,005 1,267,828
Liabilities:
Payables:
Investment Securities Purchased .............................. 9,147 45 12,304
Upon Return of Securities Loaned ............................. 80,596 6,461 12,843
Accrued Foreign Taxes ...................................... 38,602 1,692 6,868
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 2,098 66 324
Administration and Accounting ................................ — 4 22
Collateral for ETF Capital Activity .............................. — — 644
Custodian ................................................. — 17 120
Trustee ................................................... — 1 4
Other Expenses ............................................ 19 4 33
Total Liabilities ......................................... 130,462 8,290 33,162
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 7,182,365 $ 302,715 $ 1,234,666
Shares Outstanding, No Par Value ............................... 220,300,000 9,500,000 37,100,000
Net Asset Value, Offering and Redemption price per share ............ $ 32.60 $ 31.86 $ 33.28
Investment Securities at Cost ................................... $ 5,136,447 $ 200,469 $ 898,606
Foreign Currencies at Cost ..................................... $ 17,388 $ 888 $ 5,167
Net Assets Consist of:
Paid-In Capital ............................................... $ 5,467,862 $ 226,100 $ 971,451
Total Distributable Earnings (Loss) ............................... 1,714,503 76,615 263,215
Net Assets ................................................. $ 7,182,365 $ 302,715 $ 1,234,666

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets Core
Equity 2 ETF
Dimensional
Emerging
Markets ex
China Core
Equity ETF
Dimensional
World Equity
ETF
Assets:
Investment in Affiliated Investment Companies at Value (including $ —, $ —
and $11,403 of securities on loan, respectively) ..................... $ — $ — $ 925,874
Investment Securities at Value (including $437,310, $6,431 and $ — of securities on loan, respectively) ............................... 6,635,770 237,551 —
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$95,882, $5,917 and $11,713, respectively) (Note G) .............. 95,882 5,917 11,713
Foreign Currencies at Value .................................... 9,324 1,082 —
Cash ...................................................... 9,638 1,020 501
Receivables:
Investment Securities Sold ................................... 96 51 —
Dividends and Interest ....................................... 5,991 182 2
Cash Collateral for ETF Capital Activity ......................... 13 449 —
Tax Reclaims .............................................. 113 4 —
Total Assets ........................................... 6,756,827 246,256 938,090
Liabilities:
Payables:
Investment Securities Purchased .............................. 89 1,308 —
Upon Return of Securities Loaned ............................. 95,882 5,917 11,713
Accrued Foreign Taxes ...................................... 36,291 438 —
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,684 40 15
Administration and Accounting ................................ 83 3 5
Collateral for ETF Capital Activity .............................. 13 449 —
Custodian ................................................. 510 48 1
Trustee ................................................... 20 3 2
Other Expenses ............................................ 150 43 47
Total Liabilities ......................................... 134,722 8,249 11,783
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 6,622,105 $ 238,007 $ 926,307
Shares Outstanding, No Par Value ............................... 200,500,000 4,000,000 12,755,000
Net Asset Value, Offering and Redemption price per share ............ $ 33.03 $ 59.50 $ 72.62
Investment in Affiliated Investment Companies at Cost ............... $ — $ — $ 751,405
Investment Securities at Cost ................................... $ 4,601,731 $ 197,018 $ —
Foreign Currencies at Cost ..................................... $ 9,338 $ 1,083 $ —
Net Assets Consist of:
Paid-In Capital ............................................... $ 4,984,189 $ 199,572 $ 751,840
Total Distributable Earnings (Loss) ............................... 1,637,916 38,435 174,467
Net Assets ................................................. $ 6,622,105 $ 238,007 $ 926,307

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Global Real
Estate ETF
Assets:
Investment Securities at Value (including $98,140 of securities on loan) ............................ $ 2,825,232
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $97,347) (Note G) ............. 97,347
Foreign Currencies at Value ............................................................... 3,015
Cash ................................................................................. 4,923
Receivables:
Investment Securities Sold .............................................................. 53
Dividends and Interest .................................................................. 3,244

Total Assets ...................................................................... 2,934,761
Liabilities:
Payables:
Investment Securities Purchased ......................................................... 636
Upon Return of Securities Loaned ........................................................ 97,347
Accrued Foreign Taxes ................................................................. 327
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 448
Administration and Accounting ........................................................... 42
Collateral for ETF Capital Activity ......................................................... 116
Custodian ............................................................................ 18
Trustee .............................................................................. 10
Other Expenses ....................................................................... 94
Total Liabilities .................................................................... 99,038
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ............................................................................ $ 2,835,723
Shares Outstanding, No Par Value .......................................................... 105,450,000
Net Asset Value, Offering and Redemption price per share ....................................... $ 26.89
Investment Securities at Cost .............................................................. $ 2,616,920
Foreign Currencies at Cost ................................................................ $ 2,991
Net Assets Consist of:
Paid-In Capital .......................................................................... $ 2,651,29 2
Total Distributable Earnings (Loss) .......................................................... 184,43 1
Net Assets ............................................................................ $ 2,835,723

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
International
Core Equity
Market ETF
Dimensional
International
Core Equity 2
ETF
Dimensional
International
Small Cap
Value ETF
Investment Income:
Interest ........................................................ $ 2,261 $ 955 $ 881
Dividends (Net of Foreign Taxes Withheld of $30,005, $32,728 and $13,309,
respectively) .................................................. 267,731 254,380 105,862
Dividend Income from Affiliated Investments .......................... 11,504 13,574 3,955
Income from Securities Lending, Net ................................ 2,228 3,463 1,537
Total Investment Income ...................................... 283,724 272,372 112,235
Expenses:
Investment Management Fees (Note D) .............................. 16,967 17,472 11,066
Administration and Accounting ..................................... — 362 127
Custodian ...................................................... — 732 327
Filing Fees ..................................................... — 319 112
Trustees’ Fees & Expenses ....................................... — 53 15
Previously Waived Fees Recovered by Advisor (Note D) ................. — — 134
Other Expenses ................................................. 49 542 249
Total Expenses .............................................. 17,016 19,480 12,030
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — — (104)
Fees Paid Indirectly (Note D) ...................................... — (321) (146)
Net Expenses .................................................. 17,016 19,159 11,780
Net Investment Income (Loss) .................................... 266,708 253,213 100,455
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (81,426) (146,235) (25,491)
In-Kind Transactions ........................................... — — 326,194
Futures ...................................................... 3,966 1,519 4,582
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. 2,002,444 2,056,634 464,498
Futures ...................................................... 341 — —
Net Realized and Unrealized Gain (Loss) .......................... 1,925,325 1,911,918 769,783
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 2,192,033 $ 2,165,131 $ 870,238

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
International
Small Cap
ETF
Dimensional
International
High
Profitability
ETF
Dimensional
International
Vector Equity
ETF
Investment Income:
Interest ........................................................ $ 684 $ 1,097 $ 3
Dividends (Net of Foreign Taxes Withheld of $9,383, $11,701 and $313,
respectively) .................................................. 82,938 97,250 2,550
Dividend Income from Affiliated Investments .......................... 4,901 4,612 94
Income from Securities Lending, Net ................................ 2,141 524 55
Total Investment Income ...................................... 90,664 103,483 2,702
Expenses:
Investment Management Fees (Note D) .............................. 10,181 9,325 214
Administration and Accounting ..................................... 129 162 16
Custodian ...................................................... 438 203 74
Filing Fees ..................................................... 198 208 13
Trustees’ Fees & Expenses ....................................... 16 20 7
Printing Fees ................................................... 185 156 56
Deferred Offering Fees ........................................... — — 34
Previously Waived Fees Recovered by Advisor (Note D) ................. 86 — —
Other Expenses ................................................. 131 167 32
Total Expenses .............................................. 11,364 10,241 446
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... (12) — (192)
Fees Paid Indirectly (Note D) ...................................... (176) — (10)
Net Expenses .................................................. 11,176 10,241 244
Net Investment Income (Loss) .................................... 79,488 93,242 2,458
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (70,702) (71,244) (1,042)
In-Kind Transactions ........................................... 271,823 171,741 —
Futures ...................................................... 4,069 4,092 58
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. 433,474 515,734 19,667
Futures ...................................................... 83 — —
Net Realized and Unrealized Gain (Loss) .......................... 638,747 620,323 18,683
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 718,235 $ 713,565 $ 21,141

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Core Equity
Market ETF
Dimensional
Emerging
Markets High
Profitability
ETF
Dimensional
Emerging
Markets Value
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $ — , $ — and $ —, respectively) . $ 759 $ 25 $ 183
Dividends (Net of Foreign Taxes Withheld of $19,390, $804 and $4,543,
respectively) .................................................. 137,501 5,996 31,617
Dividend Income from Affiliated Investments .......................... 3,368 158 497
Income from Securities Lending, Net ................................ 8,760 259 1,459
Total Investment Income ...................................... 150,388 6,438 33,756
Expenses:
Investment Management Fees (Note D) .............................. 19,719 849 3,699
Administration and Accounting ..................................... — 25 52
Custodian ...................................................... — 96 498
Filing Fees ..................................................... — 8 38
Trustees’ Fees & Expenses ....................................... — 1 5
Other Expenses ................................................. 31 91 185
Total Expenses .............................................. 19,750 1,070 4,477
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — (75) (289)
Net Expenses .................................................. 19,750 995 4,188
Net Investment Income (Loss) .................................... 130,638 5,443 29,568
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (105,886)
1
(3,596)
1
(17,294)
1
In-Kind Transactions ........................................... — 1,407 32,981
Futures ...................................................... 1,146 73 1,052
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. 1,425,043
2
60,695
2
198,803
2
Futures ...................................................... 197 — —
Net Realized and Unrealized Gain (Loss) .......................... 1,320,500 58,579 215,542
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 1,451,138 $ 64,022 $ 245,110
1
Net of foreign capital gain taxes withheld of:
...................................
$ (448) $ (35) $ (148)
2
Including foreign capital gain taxes of:
.........................................
$ (3,098) $ 2 $ (1,430)

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets Core
Equity 2 ETF
Dimensional
Emerging
Markets ex
China Core
Equity ETF
Dimensional
World Equity
ETF
Investment Income:
Interest ........................................................ $ 1,003 $ 10 $ 24
Dividends (Net of Foreign Taxes Withheld of $18,370, $713 and $—,
respectively) .................................................. 132,306 4,116 —
Dividend Income from Affiliated Investments .......................... 2,601 156 11,331
Income from Securities Lending, Net ................................ 11,801 108 73
Total Investment Income ...................................... 147,711 4,390 11,428
Expenses:
Investment Management Fees (Note D) .............................. 17,031 501 140
Administration and Accounting ..................................... 220 19 36
Custodian ...................................................... 2,190 204 5
Filing Fees ..................................................... 174 28 47
Trustees’ Fees & Expenses ....................................... 31 3 4
Printing Fees ................................................... 190 27 26
Deferred Offering Fees ........................................... — 33 —
Previously Waived Fees Recovered by Advisor (Note D) ................. 150 — 75
Other Expenses ................................................. 302 41 19
Total Expenses .............................................. 20,288 856 352
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... (147) (204) —
Fees Paid Indirectly (Note D) ...................................... — (18) —
Net Expenses .................................................. 20,141 634 352
Net Investment Income (Loss) .................................... 127,570 3,756 11,076
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (137,170)
1
(2,137)
1
—
In-Kind Transactions in Affil iated Investment Companies Sold ........... — — 3,726
Futures ...................................................... 1,129 94 —
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares ............................ — — 115,941
Investment Securities and Foreign Currency Translations .............. 1,271,478
2
40,095
2
—
Net Realized and Unrealized Gain (Loss) .......................... 1,135,437 38,052 119,667
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 1,263,007 $ 41,808 $ 130,743
1
Net of foreign capital gain taxes withheld of:
...................................
$ (69) $ (1) $ —
2
Including foreign capital gain taxes of:
.........................................
$ (3,099) $ (438) $ —

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Global Real
Estate ETF
Investment Income:
Interest ............................................................................... $ 345
Dividends (Net of Foreign Taxes Withheld of $3,386) .......................................... 81,833
Dividend Income from Affiliated Investments ................................................. 3,371
Income from Securities Lending, Net ....................................................... 318
Total Investment Income ............................................................. 85,867
Expenses:
Investment Management Fees (Note D) ..................................................... 4,572
Administration and Accounting ............................................................ 110
Custodian ............................................................................. 86
Filing Fees ............................................................................ 116
Trustees’ Fees & Expenses .............................................................. 14
Previously Waived Fees Recovered by Advisor (Note D) ........................................ 139
Other Expenses ........................................................................ 264
Total Expenses ..................................................................... 5,301
Fees Waived, Expenses Reimbursed by Advisor (Note D) ...................................... (7)
Net Expenses ......................................................................... 5,294
Net Investment Income (Loss) ........................................................... 80,573
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ................................ (8,768)
1
In-Kind Transactions .................................................................. 2,079
Futures ............................................................................. 550
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ..................................... (29,407)
2
Net Realized and Unrealized Gain (Loss) ................................................. (35,546)
Net Increase (Decrease) in Net Assets Resulting from Operations. .............................. $ 45,027
1
Net of foreign capital gain taxes withheld of:
.................................................................
$ —
2
Including foreign capital gain taxes of:
.......................................................................
$ (199)

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International Core
Equity Market ETF
Dimensional International Core
Equity 2 ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 266,708 $ 165,582 $ 253,213 $ 173,133
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (81,426) (39,928) (146,235) (154,865)
Futures ................................. 3,966 4,902 1,519 5,753
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 2,002,444 872,278 2,056,634 975,053
Futures ................................. 341 6 — —
Change in Net Assets Resulting from
Operations .......................... 2,192,033 1,002,840 2,165,131 999,074
Distributions:
Total Distributions .......................... (262,771) (149,000) (255,235) (157,066)
Change in Net Assets Resulting from
Distributions ......................... (262,771) (149,000) (255,235) (157,066)
Capital Share Transactions:
Shares Issued ............................. 2,924,103 2,273,446 2,169,464 2,017,812
Change in Net Assets Resulting from Capital
Share Transactions ................... 2,924,103 2,273,446 2,169,464 2,017,812
Change in Net Assets ................... 4,853,365 3,127,286 4,079,360 2,859,820
Net Assets:
Beginning of Period ......................... 7,113,627 3,986,341 6,939,704 4,079,884
End of Period .............................. $ 11,966,992 $ 7,113,627 $ 11,019,064 $ 6,939,704
Share Transactions:
Issued ................................... 90,800 76,900 74,600 77,500
Change in Shares ....................... 90,800 76,900 74,600 77,500

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International Small
Cap Value ETF
Dimensional International Small
Cap ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 100,455 $ 58,209 $ 79,488 $ 41,530
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (25,491) (14,765) (70,702) (44,576)
In-Kind Transactions ...................... 326,194 132,321 271,823 77,727
Futures ................................. 4,582 4,757 4,069 979
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 464,498 143,870 433,474 131,859
Futures ................................. — — 83 (83)
Change in Net Assets Resulting from
Operations .......................... 870,238 324,392 718,235 207,436
Distributions:
Total Distributions .......................... (89,285) (52,020) (73,770) (32,900)
Change in Net Assets Resulting from
Distributions ......................... (89,285) (52,020) (73,770) (32,900)
Capital Share Transactions:
Shares Issued ............................. 1,452,296 854,479 2,332,804 1,399,219
Cost of Shares Redeemed ................... (681,053) (275,145) (720,324) (201,394)
Change in Net Assets Resulting from Capital
Share Transactions ................... 771,243 579,334 1,612,480 1,197,825
Change in Net Assets ................... 1,552,196 851,706 2,256,945 1,372,361
Net Assets:
Beginning of Period ......................... 2,133,328 1,281,622 2,089,515 717,154
End of Period .............................. $ 3,685,524 $ 2,133,328 $ 4,346,460 $ 2,089,515
Share Transactions:
Issued ................................... 47,300 31,900 81,700 55,900
Redeemed ................................ (21,800) (10,000) (26,100) (7,900)
Change in Shares ....................... 25,500 21,900 55,600 48,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International High
Profitability ETF
Dimensional International Vector
Equity ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
For the period
September 10,
2024 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 93,242 $ 52,805 $ 2,458 $ 163
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (71,244) (40,259) (1,042) (1)
In-Kind Transactions ...................... 171,741 27,194 — —
Futures ................................. 4,092 3,054 58 —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 515,734 218,327 19,667 (1,076)
Futures ................................. — 40 — —
Change in Net Assets Resulting from
Operations .......................... 713,565 261,161 21,141 (914)
Distributions:
Total Distributions .......................... (89,735) (46,275) (2,230) —
Change in Net Assets Resulting from
Distributions ......................... (89,735) (46,275) (2,230) —
Capital Share Transactions:
Shares Issued ............................. 1,766,764 1,259,161 53,526 45,542
Cost of Shares Redeemed ................... (440,803) (59,209) — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 1,325,961 1,199,952 53,526 45,542
Change in Net Assets ................... 1,949,791 1,414,838 72,437 44,628
Net Assets:
Beginning of Period ......................... 2,775,686 1,360,848 44,628 —
End of Period .............................. $ 4,725,477 $ 2,775,686 $ 117,065 $ 44,628
Share Transactions:
Issued ................................... 63,100 47,800 1,000 900
Redeemed ................................ (15,500) (2,200) — —
Change in Shares ....................... 47,600 45,600 1,000 900

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Core
Equity Market ETF
Dimensional Emerging Markets
High Profitability ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 130,638 $ 97,031 $ 5,443 $ 4,779
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (105,886) (114,140) (3,596) (14,983)
In-Kind Transactions ...................... — — 1,407 1,926
Futures ................................. 1,146 3,655 73 146
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 1,425,043 811,765 60,695 40,453
Futures ................................. 197 204 — —
Change in Net Assets Resulting from
Operations .......................... 1,451,138 798,515 64,022 32,321
Distributions:
Total Distributions .......................... (136,710) (88,575) (5,499) (4,475)
Change in Net Assets Resulting from
Distributions ......................... (136,710) (88,575) (5,499) (4,475)
Capital Share Transactions:
Shares Issued ............................. 1,049,806 1,222,544 44,840 39,498
Cost of Shares Redeemed ................... — — (7,019) (20,741)
Change in Net Assets Resulting from Capital
Share Transactions ................... 1,049,806 1,222,544 37,821 18,757
Change in Net Assets ................... 2,364,234 1,932,484 96,344 46,603
Net Assets:
Beginning of Period ......................... 4,818,131 2,885,647 206,371 159,768
End of Period .............................. $ 7,182,365 $ 4,818,131 $ 302,715 $ 206,371
Share Transactions:
Issued ................................... 38,200 48,800 1,700 1,600
Redeemed ................................ — — (250) (850)
Change in Shares ....................... 38,200 48,800 1,450 750

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Value ETF
Dimensional Emerging Markets
Core Equity 2 ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 29,568 $ 20,116 $ 127,570 $ 93,087
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (17,294) (32,633) (137,170) (152,185)
In-Kind Transactions ...................... 32,981 — — —
Futures ................................. 1,052 484 1,129 4,977
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 198,803 133,957 1,271,478 747,412
Change in Net Assets Resulting from
Operations .......................... 245,110 121,924 1,263,007 693,291
Distributions:
Total Distributions .......................... (31,850) (18,800) (137,570) (86,650)
Change in Net Assets Resulting from
Distributions ......................... (31,850) (18,800) (137,570) (86,650)
Capital Share Transactions:
Shares Issued ............................. 348,517 231,055 1,154,272 1,375,018
Cost of Shares Redeemed ................... (103,914) — — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 244,603 231,055 1,154,272 1,375,018
Change in Net Assets ................... 457,863 334,179 2,279,709 1,981,659
Net Assets:
Beginning of Period ......................... 776,803 442,624 4,342,396 2,360,737
End of Period .............................. $ 1,234,666 $ 776,803 $ 6,622,105 $ 4,342,396
Share Transactions:
Issued ................................... 12,600 8,700 40,600 54,400
Redeemed ................................ (3,800) — — —
Change in Shares ....................... 8,800 8,700 40,600 54,400

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets ex
China Core
Equity ETF Dimensional World Equity ETF
For the period
November 13,
2024 Ʊ
through
October 31, 2025
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ............................... $ 3,756 $ 11,076 $ 5,150
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ... (2,137) — —
In-Kind Transactions in Affiliated Investment Companies Sold ..... — 3,726 107
Futures ................................................ 94 — —
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares ...................... — 115,941 60,179
Investment Securities and Foreign Currency Translations ........ 40,095 — —
Change in Net Assets Resulting from Operations ............. 41,808 130,743 65,436
Distributions:
Total Distributions ......................................... (3,406) (11,104) (5,077)
Change in Net Assets Resulting from Distributions ............ (3,406) (11,104) (5,077)
Capital Share Transactions:
Shares Issued ............................................ 199,605 314,638 373,952
Cost of Shares Redeemed .................................. — (15,933) (578)
Change in Net Assets Resulting from Capital Share Transactions 199,605 298,705 373,374
Change in Net Assets .................................. 238,007 418,344 433,733
Net Assets:
Beginning of Period ........................................ — 507,963 74,230
End of Period ............................................. $ 238,007 $ 926,307 $ 507,963
Share Transactions:
Issued .................................................. 4,000 4,850 6,620
Redeemed ............................................... — (255) (10)
Change in Shares ...................................... 4,000 4,595 6,610

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Global Real Estate
ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 80,573 $ 54,962
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................. (8,768) (15,022)
In-Kind Transactions .................................................... 2,079 695
Futures ............................................................... 550 617
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ....................... (29,407) 346,822
Change in Net Assets Resulting from Operations ............................ 45,027 388,074
Distributions:
Total Distributions ........................................................ (84,034) (48,825)
Change in Net Assets Resulting from Distributions ........................... (84,034) (48,825)
Capital Share Transactions:
Shares Issued ........................................................... 789,372 791,548
Cost of Shares Redeemed ................................................. (8,075) (2,690)
Change in Net Assets Resulting from Capital Share Transactions ............... 781,297 788,858
Change in Net Assets ................................................. 742,290 1,128,107
Net Assets:
Beginning of Period ....................................................... 2,093,433 965,326
End of Period ............................................................ $ 2,835,723 $ 2,093,433
Share Transactions:
Issued ................................................................. 29,600 31,600
Redeemed .............................................................. (300) (100)
Change in Shares ..................................................... 29,300 31,500

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
473
See accompanying Notes to Financial Statements.
Dimensional International Core Equity Market ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 30.16 $ 25.07 $ 22.83 $ 29.75 $ 25.07
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.93 0.84 0.80 0.83 0.77
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
6.45 4.99 2.16 (7.02) 4.36
Total from Investment Operations .............
7.38 5.83 2.96 (6.19) 5.13
Less Distributions:
Net Investment Income ........................
(0.91) (0.74) (0.72) (0.73) (0.45)
Total Distributions ........................
(0.91) (0.74) (0.72) (0.73) (0.45)
Net Asset Value, End of Period .......................
$ 36.63 $ 30.16 $ 25.07 $ 22.83 $ 29.75
Total Return at NAV (b) (c) ..........................
24.86% 23.31% 12.84% (21.04)% 20.54%
Net Assets, End of Year (thousands) ...................
$ 11,966,992 $ 7,113,627 $ 3,986,341 $ 2,257,417 $ 767,440
Ratio of Expenses to Average Net Assets (d) .............
0.18% 0.18% 0.18% 0.18% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.18% 0.18% 0.18% 0.18% 0.18%
Ratio of Net Investment Income to Average Net Assets (d) ....
2.83% 2.83% 2.99% 3.24% 2.78%
Portfolio Turnover Rate (c) (e) .......................
7% 5% 7% 5% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
474
See accompanying Notes to Financial Statements.
Dimensional International Core Equity 2 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 26.70 $ 22.37 $ 20.30 $ 24.95
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.85 0.78 0.74 0.38
Net Gains (Losses) on Securities (Realized and Unrealized) ............
6.24 4.24 1.94 (4.82)
Total from Investment Operations ...........................
7.09 5.02 2.68 (4.44)
Less Distributions:
Net Investment Income ......................................
(0.85) (0.69) (0.61) (0.21)
Total Distributions ......................................
(0.85) (0.69) (0.61) (0.21)
Net Asset Value, End of Period .....................................
$ 32.94 $ 26.70 $ 22.37 $ 20.30
Total Return at NAV (b) (c) ........................................
26.97% 22.56% 13.07% (17.83)%
Net Assets, End of Year (thousands) .................................
$ 11,019,064 $ 6,939,704 $ 4,079,884 $ 1,414,936
Ratio of Expenses to Average Net Assets (d) ...........................
0.22% 0.23% 0.23% 0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.22% 0.23% 0.24% 0.23%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.90% 2.96% 3.13% 2.95%
Portfolio Turnover Rate (c) (e) .....................................
6% 11% 8% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
475
See accompanying Notes to Financial Statements.
Dimensional International Small Cap Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 27.33 $ 22.82 $ 19.67 $ 24.94
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
1.10 0.86 0.80 0.36
Net Gains (Losses) on Securities (Realized and Unrealized) ............
8.10 4.40 2.99 (5.47)
Total from Investment Operations ...........................
9.20 5.26 3.79 (5.11)
Less Distributions:
Net Investment Income ......................................
(0.94) (0.75) (0.64) (0.16)
Total Distributions ......................................
(0.94) (0.75) (0.64) (0.16)
Net Asset Value, End of Period .....................................
$ 35.59 $ 27.33 $ 22.82 $ 19.67
Total Return at NAV (b) (c) ........................................
34.14% 23.15% 19.26% (20.54)%
Net Assets, End of Year (thousands) .................................
$ 3,685,524 $ 2,133,328 $ 1,281,622 $ 472,079
Ratio of Expenses to Average Net Assets (d) ...........................
0.41% 0.42% 0.42% 0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.42% 0.43% 0.43% 0.44%
Ratio of Net Investment Income to Average Net Assets (d) ..................
3.54% 3.20% 3.39% 2.86%
Portfolio Turnover Rate (c) (e) .....................................
8% 14% 13% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
476
See accompanying Notes to Financial Statements.
Dimensional International Small Cap ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 25.36 $ 20.85 $ 19.47 $ 25.00
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.77 0.70 0.61 0.28
Net Gains (Losses) on Securities (Realized and Unrealized) ............
6.12 4.34 1.27 (f) (5.65)
Total from Investment Operations ...........................
6.89 5.04 1.88 (5.37)
Less Distributions:
Net Investment Income ......................................
(0.75) (0.53) (0.50) (0.16)
Total Distributions ......................................
(0.75) (0.53) (0.50) (0.16)
Net Asset Value, End of Period .....................................
$ 31.50 $ 25.36 $ 20.85 $ 19.47
Total Return at NAV (b) (c) ........................................
27.51% 24.29% 9.47% (21.51)%
Net Assets, End of Year (thousands) .................................
$ 4,346,460 $ 2,089,515 $ 717,154 $ 323,183
Ratio of Expenses to Average Net Assets (d) ...........................
0.38% 0.39% 0.39% 0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.39% 0.40% 0.40% 0.42%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.73% 2.82% 2.73% 2.27%
Portfolio Turnover Rate (c) (e) .....................................
9% 17% 10% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
477
See accompanying Notes to Financial Statements.
Dimensional International High Profitability ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 26.11 $ 22.42 $ 20.17 $ 24.97
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.70 0.66 0.64 0.41
Net Gains (Losses) on Securities (Realized and Unrealized) ............
4.55 3.59 2.15 (4.94)
Total from Investment Operations ...........................
5.25 4.25 2.79 (4.53)
Less Distributions:
Net Investment Income ......................................
(0.66) (0.56) (0.54) (0.27)
Total Distributions ......................................
(0.66) (0.56) (0.54) (0.27)
Net Asset Value, End of Period .....................................
$ 30.70 $ 26.11 $ 22.42 $ 20.17
Total Return at NAV (b) (c) ........................................
20.35% 18.97% 13.74% (18.18)%
Net Assets, End of Year (thousands) .................................
$ 4,725,477 $ 2,775,686 $ 1,360,848 $ 458,811
Ratio of Expenses to Average Net Assets (d) ...........................
0.27% 0.28% 0.29% 0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.27% 0.28% 0.29% 0.29%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.50% 2.49% 2.72% 3.16%
Portfolio Turnover Rate (c) (e) .....................................
8% 17% 13% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
478
See accompanying Notes to Financial Statements.
Dimensional International
Vector Equity ETF
Year
ended
October 31, 2025
Period
September 10,
2024 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ............................................................
$ 49.59 $ 49.79
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
1.66 0.19
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
11.80 (0.39)
Total from Investment Operations .......................................................
13.46 (0.20)
Less Distributions:
Net Investment Income ..................................................................
(1.44) —
Total Distributions ..................................................................
(1.44) —
Net Asset Value, End of Period .................................................................
$ 61.61 $ 49.59
Total Return at NAV (b) (c) ....................................................................
27.53% (0.40)%
Net Assets, End of Year (thousands) .............................................................
$ 117,065 $ 44,628
Ratio of Expenses to Average Net Assets (d) .......................................................
0.30% 0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.54% 0.61%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
2.99% 2.76%
Portfolio Turnover Rate (c) (e) .................................................................
8% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
479
See accompanying Notes to Financial Statements.
Dimensional Emerging Core Equity Market ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
December 1,
2020 Ʊ
through
October 31, 2021
Net Asset Value, Beginning of Period ..................
$ 26.46 $ 21.65 $ 19.68 $ 27.48 $ 25.41
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.64 0.62 0.70 0.81 0.62
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
6.16 4.73 1.92 (8.00) 1.75
Total from Investment Operations .............
6.80 5.35 2.62 (7.19) 2.37
Less Distributions:
Net Investment Income ........................
(0.66) (0.54) (0.65) (0.61) (0.30)
Total Distributions ........................
(0.66) (0.54) (0.65) (0.61) (0.30)
Net Asset Value, End of Period .......................
$ 32.60 $ 26.46 $ 21.65 $ 19.68 $ 27.48
Total Return at NAV (b) (c) ..........................
26.10% 24.86% 13.18% (26.50)% 9.33%
Net Assets, End of Year (thousands) ...................
$ 7,182,365 $ 4,818,131 $ 2,885,647 $ 1,548,815 $ 395,729
Ratio of Expenses to Average Net Assets (d) .............
0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income to Average Net Assets (d) ....
2.32% 2.47% 3.05% 3.43% 2.40%
Portfolio Turnover Rate (c) (e) .......................
6% 7% 5% 6% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
480
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets High Profitability ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 25.64 $ 21.89 $ 19.73 $ 25.03
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.61 0.62 0.85 0.44
Net Gains (Losses) on Securities (Realized and Unrealized) ............
6.20 3.71 2.08 (5.55)
Total from Investment Operations ...........................
6.81 4.33 2.93 (5.11)
Less Distributions:
Net Investment Income ......................................
(0.59) (0.58) (0.77) (0.19)
Total Distributions ......................................
(0.59) (0.58) (0.77) (0.19)
Net Asset Value, End of Period .....................................
$ 31.86 $ 25.64 $ 21.89 $ 19.73
Total Return at NAV (b) (c) ........................................
26.96% 19.86% 14.69% (20.53)%
Net Assets, End of Year (thousands) .................................
$ 302,715 $ 206,371 $ 159,768 $ 71,014
Ratio of Expenses to Average Net Assets (d) ...........................
0.41% 0.41% 0.40% 0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.44% 0.44% 0.46% 0.65%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.24% 2.50% 3.67% 3.90%
Portfolio Turnover Rate (c) (e) .....................................
14% 37% 18% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
481
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Value ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 27.45 $ 22.58 $ 20.41 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.87 0.86 1.07 0.83
Net Gains (Losses) on Securities (Realized and Unrealized) ............
5.89 4.77 2.03 (4.91)
Total from Investment Operations ...........................
6.76 5.63 3.10 (4.08)
Less Distributions:
Net Investment Income ......................................
(0.93) (0.76) (0.93) (0.55)
Total Distributions ......................................
(0.93) (0.76) (0.93) (0.55)
Net Asset Value, End of Period .....................................
$ 33.28 $ 27.45 $ 22.58 $ 20.41
Total Return at NAV (b) (c) ........................................
25.13% 25.09% 15.07% (16.51)%
Net Assets, End of Year (thousands) .................................
$ 1,234,666 $ 776,803 $ 442,624 $ 169,367
Ratio of Expenses to Average Net Assets (d) ...........................
0.43% 0.43% 0.42% 0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.46% 0.47% 0.46% 0.47%
Ratio of Net Investment Income to Average Net Assets (d) ..................
3.04% 3.27% 4.52% 7.12%
Portfolio Turnover Rate (c) (e) .....................................
14% 23% 18% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
482
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Core Equity 2 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ................................
$ 27.16 $ 22.38 $ 20.13 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.70 0.68 0.76 0.49
Net Gains (Losses) on Securities (Realized and Unrealized) ............
5.91 4.70 2.11 (5.10)
Total from Investment Operations ...........................
6.61 5.38 2.87 (4.61)
Less Distributions:
Net Investment Income ......................................
(0.74) (0.60) (0.62) (0.30)
Total Distributions ......................................
(0.74) (0.60) (0.62) (0.30)
Net Asset Value, End of Period .....................................
$ 33.03 $ 27.16 $ 22.38 $ 20.13
Total Return at NAV (b) (c) ........................................
24.74% 24.19% 14.13% (18.54)%
Net Assets, End of Year (thousands) .................................
$ 6,622,105 $ 4,342,396 $ 2,360,737 $ 666,384
Ratio of Expenses to Average Net Assets (d) ...........................
0.39% 0.39% 0.38% 0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.39% 0.40% 0.40% 0.38%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.47% 2.62% 3.22% 4.22%
Portfolio Turnover Rate (c) (e) .....................................
9% 13% 14% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
483
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets ex
China Core
Equity ETF
Period
November 13,
2024 Ʊ
through
October 31, 2025
Net Asset Value, Beginning of Period ..........................................................................
$ 49.41
Income From Investment Operations (a)
Net Investment Income (Loss) ...........................................................................
1.25
Net Gains (Losses) on Securities (Realized and Unrealized) ......................................................
9.83
Total from Investment Operations .....................................................................
11.08
Less Distributions:
Net Investment Income ................................................................................
(0.99)
Total Distributions ................................................................................
(0.99)
Net Asset Value, End of Period ...............................................................................
$ 59.50
Total Return at NAV (b) (c) ..................................................................................
22.65%
Net Assets, End of Year (thousands) ...........................................................................
$ 238,007
Ratio of Expenses to Average Net Assets (d) .....................................................................
0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/
or Fees Paid Indirectly) (d) ..............................................................................
0.56%
Ratio of Net Investment Income to Average Net Assets (d) ............................................................
2.47%
Portfolio Turnover Rate (c) (e) ...............................................................................
5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
484
See accompanying Notes to Financial Statements.
Dimensional World Equity ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 62.25 $ 47.89 $ 49.31
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
1.04 0.91 —
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
10.37 14.30 (1.42)
Total from Investment Operations .........................................
11.41 15.21 (1.42)
Less Distributions:
Net Investment Income ....................................................
(1.04) (0.85) —
Total Distributions ....................................................
(1.04) (0.85) —
Net Asset Value, End of Period ...................................................
$ 72.62 $ 62.25 $ 47.89
Total Return at NAV (b)(c) ......................................................
18.53% 31.89% (2.87)%
Net Assets, End of Year (thousands) ...............................................
$ 926,307 $ 507,963 $ 74,230
Ratio of Expenses to Average Net Assets (d)(g)* ......................................
0.24% 0.25% 0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d)* ....................
0.24% 0.27% 0.53%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)(g)* ........................
1.58% 1.54% (0.06)%
Portfolio Turnover Rate (c)(e) ...................................................
—% —% N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Fund indirectly as a result of Fund’s investment in Underlying Funds as follows:. .......
0.19% 0.20% 0.19%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
485
See accompanying Notes to Financial Statements.
Dimensional Global Real Estate ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
December 6,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 27.49 $ 21.62 $ 24.82
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.89 0.85 0.76
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
(0.53) 5.79 (3.43)
Total from Investment Operations .........................................
0.36 6.64 (2.67)
Less Distributions:
Net Investment Income ....................................................
(0.96) (0.77) (0.53)
Total Distributions ....................................................
(0.96) (0.77) (0.53)
Net Asset Value, End of Period ...................................................
$ 26.89 $ 27.49 $ 21.62
Total Return at NAV (b) (c) ......................................................
1.38% 30.95% (10.94)%
Net Assets, End of Year (thousands) ...............................................
$ 2,835,723 $ 2,093,433 $ 965,326
Ratio of Expenses to Average Net Assets (d) .........................................
0.22% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.22% 0.23% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ................................
3.35% 3.32% 3.54%
Portfolio Turnover Rate (c) (e) ...................................................
2% 5% 9%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions
(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

DIMENSIONAL ETF TRUST
Notes to Financial Statements

A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of October 31, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
The World Equity ETF (the “Fund of Funds”) is a “Fund of Funds” that achieves its investment objective by allocating its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The
World Equity ETF may also invest in affiliated and unaffiliated registered and unregistered money market funds. The
Underlying Funds’ (excluding the Dimensional US Core Equity 1 ETF and the Dimensional U.S. Core Equity 2 ETF)
shareholder reports are included in this report. Copies of the Dimensional US Core Equity 1 ETF and Dimensional
U.S. Core Equity 2 ETF's shareholder reports are available from the EDGAR database on the SEC’s website at http://
www.sec.gov. As of October 31, 2025, the World Equity ETF was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund Short Name
Dimensional International Core Equity Market ETF International Core ETF
Dimensional International Core Equity 2 ETF International Core Equity 2 ETF
Dimensional International Small Cap Value ETF International Small Cap Value ETF
Dimensional International Small Cap ETF International Small Cap ETF
Dimensional International High Profitability ETF International High Profitability ETF
Dimensional International Vector Equity ETF International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF Emerging Markets Core 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF Emerging Markets ex China Core ETF
Dimensional World Equity ETF World Equity ETF
Dimensional Global Real Estate ETF Global Real Estate ETF
Fund of Funds Underlying Funds
Percentage
Ownerships at
10/31/2025
World Equity ETF Dimensional US Core Equity 1 ETF 7%
Dimensional U.S. Core Equity 2 ETF 1%

B. Significant Accounting Policies
Shares of the International Core ETF, International Vector Equity ETF, Emerging Markets Core ETF, Emerging
Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Emerging Markets
ex China Core ETF, World Equity ETF, and Global Real Estate ETF are listed and traded on the NYSE Arca, Inc.
Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and
International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is
either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a
Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized
Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Fund of Funds Underlying Funds
Percentage
Ownerships at
10/31/2025
World Equity ETF Dimensional International Core Equity 2 ETF 2%
Dimensional Emerging Markets Core 2 ETF 1%
Dimensional Global Real Estate ETF 1%

Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts). Money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value
ETF, International Small Cap ETF, International High Profitability ETF, International Vector Equity ETF, Emerging
Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets
Core 2 ETF, Emerging Markets ex China Core ETF, and Global Real Estate ETF (the “International Funds”), the
prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the
U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.

2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Funds estimate the character of received distributions that may be considered return of capital distributions. Upon notification from issuers, a portion of the dividend income received from real estate investment trusts may be redesignated as a reduction of cost of the related investment and/or realized gain.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Core ETF, Emerging Markets High Profitability
ETF, Emerging Markets Value ETF, Emerging Markets Core Equity 2 ETF, Emerging Markets ex China Core ETF,
and Global Real Estate ETF are subject to tax on short-term and long-term capital gains for investments in India.
Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2025 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025 (amounts in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin is reported within the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Variation Margin.
Futures *
International Core ETF ................................................................ $ 29,084
International Core Equity 2 ETF ......................................................... 6,879
International Small Cap Value ETF ...................................................... 18,756
International Small Cap ETF ........................................................... 13,071
International High Profitability ETF ...................................................... 9,951
International Vector Equity ETF ......................................................... 374
Emerging Markets Core ETF ........................................................... 16,270
Emerging Markets High Profitability ETF .................................................. 101
Emerging Markets Core 2 ETF .......................................................... 17,617
Emerging Markets ex China Core ETF ................................................... 440
Asset
Unrealized
Appreciation on
Futures *(1)
Equity Risk Exposure: 394,797.990000
International Core ETF ......................................................... $ 266
Emerging Markets Core ETF .................................................... 1 97

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2025 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the period ended
October 31, 2025 and no such contracts were outstanding as of October 31, 2025. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended October 31, 2025, and are included in “Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions” and “Change in
Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations”, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Realized
Gain (Loss)
from:
Change in
Unrealized
Appreciation
(Depreciation)
on Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: 552,085.450000
International Core ETF .............................................. $3,966 $341
International Core Equity 2 ETF ....................................... 1,519 –
International Small Cap Value ETF .................................... 4,582 –
International Small Cap ETF ......................................... 4,069 83
International High Profitability ETF .................................... 4,092 –
International Vector Equity ETF ....................................... 58 –
Emerging Markets Core ETF ......................................... 1,146 197
Emerging Markets High Profitability ETF ................................ 73 –
Emerging Markets Value ETF ........................................ 1,052 –
Emerging Markets Core 2 ETF ........................................ 1,129 –
Emerging Markets ex China Core ETF ................................. 94 –
Global Real Estate ETF ............................................. 550 –

D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the Advisor, serve as Sub-Advisors for the Funds and are paid by the Advisor pursuant to separate sub-advisory agreements.
For the period ended October 31, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
* Effective as of February 28, 2025, the investment management fee payable by the International Vector Equity ETF was reduced from 0.30%
to 0.25%.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the International
Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability
ETF, International Vector Equity ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF,
Emerging Markets Core 2 ETF, Emerging Markets ex China Core ETF, World Equity ETF, and Global Real Estate
ETF.
For each such Fund (excluding the World Equity ETF), the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).
For the World Equity ETF, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Fund incurs through investment of its securities lending cash collateral in the Short-Term Series) (“Fund Expenses”) to the extent necessary to limit the Fund
Expenses, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense
Limitation Amount”).
The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the
Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were
Management Fee
International Core ETF .................................................................................. 0.18%
International Core Equity 2 ETF ....................................................................... 0.20%
International Small Cap Value ETF .................................................................... 0.39%
International Small Cap ETF ........................................................................... 0.35%
International High Profitability ETF .................................................................... 0.25%
International Vector Equity ETF * ...................................................................... 0.26%
Emerging Markets Core ETF ........................................................................... 0.35%
Emerging Markets High Profitability ETF ............................................................. 0.35%
Emerging Markets Value ETF .......................................................................... 0.38%
Emerging Markets Core 2 ETF ......................................................................... 0.33%
Emerging Markets ex China Core ETF ................................................................ 0.33%
World Equity ETF ........................................................................................ 0.02%
Global Real Estate ETF ................................................................................. 0.19%

waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the period ended October 31, 2025, recovered previously waived fees/
assumed expenses during the period ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
* The expense limitation amount was reduced from 0.34% to 0.30% effective February 28, 2025.
International Core ETF and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the
“Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses
(including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix)
Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-
routine or extraordinary expenses.
For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The
Advisor provides CCO services to the Trust.
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
International Core Equity 2 ETF ...................... 0.23% $— $—
International Small Cap Value ETF ................... 0.42% 104 134
International Small Cap ETF ........................ 0.39% 12 86
International High Profitability ETF ................... 0.29% — —
International Vector Equity ETF * ..................... 0.30% 192 —
Emerging Markets High Profitability ETF ............... 0.41% 75 —
Emerging Markets Value ETF ....................... 0.43% 289 —
Emerging Markets Core 2 ETF ....................... 0.39% 147 150
Emerging Markets ex China Core ETF ................ 0.43% 204 —
World Equity ETF .................................. 0.25% — 75
Global Real Estate ETF ............................ 0.22% 7 139
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 Total
International Small Cap Value ETF ....................... $— $43 $104 $147
International Small Cap ETF ................................. — — 12 12
International Vector Equity ETF ............................. — 16 192 208
Emerging Markets High Profitability ETF ............... 73 65 75 213
Emerging Markets Value ETF ............................... 124 233 289 646
Emerging Markets Core 2 ETF .............................. — 353 147 500
Emerging Markets ex China Core ETF .................. — — 204 204
Global Real Estate ETF ......................................... — — 7 7

2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2025, expenses were reduced as follows (amounts in thousands):
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended October 31, 2025, the total related amount paid by the Trust to the CCO was $111 (in thousands). The total related amounts paid by each of the Funds are included in “Other
Expenses” on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
Fees Paid
Indirectly
International Core Equity 2 ETF .................................................................................. $ 321
International Small Cap Value ETF ............................................................................... 146
International Small Cap ETF ...................................................................................... 176
International Vector Equity ETF ................................................................................... 10
Emerging Markets ex China Core ETF ........................................................................... 18
Total
International Core Equity 2 ETF ............................................................................. $ 24
International Small Cap Value ETF .......................................................................... 8
International Small Cap ETF ................................................................................. 7
International High Profitability ETF .......................................................................... 10
International Vector Equity ETF .............................................................................. —

Emerging Markets ex China Core ETF ...................................................................... —
World Equity ETF .............................................................................................. 2
Global Real Estate ETF ....................................................................................... 7

F. Federal Income Taxes
Each Fund has qualified (with respect to the Emerging Markets ex China Core ETF, intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2024 and October 31, 2025, were as follows (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Core ETF
2024 .................................................. $ 149,000 $ – $ 149,000
2025 .................................................. 262,771 – 262,771
International Core Equity 2 ETF
2024 .................................................. 157,066 – 157,066
2025 .................................................. 255,235 – 255,235
International Small Cap Value ETF
2024 .................................................. 52,020 – 52,020
2025 .................................................. 89,285 – 89,285
International Small Cap ETF
2024 .................................................. 32,900 – 32,900
2025 .................................................. 73,770 – 73,770
International High Profitability ETF
2024 .................................................. 46,275 – 46,275
2025 .................................................. 89,735 – 89,735
International Vector Equity ETF
2025 .................................................. 2,230 – 2,230
Emerging Markets Core ETF
2024 .................................................. 88,575 – 88,575
2025 .................................................. 136,710 – 136,710
Emerging Markets High Profitability ETF
2024 .................................................. 4,475 – 4,475
2025 .................................................. 5,499 – 5,499
Emerging Markets Value ETF
2024 .................................................. 18,800 – 18,800
2025 .................................................. 31,850 – 31,850

International Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
Emerging Markets ex China Core ETF commenced operations on November 13, 2024 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
Emerging Markets Core 2 ETF
2024 .................................................. $ 86,650 $ – $ 86,650
2025 .................................................. 137,570 – 137,570
Emerging Markets ex China Core ETF
2025 .................................................. 3,406 – 3,406
World Equity ETF
2024 .................................................. 5,077 – 5,077
2025 .................................................. 11,104 – 11,104
Global Real Estate ETF
2024 .................................................. 48,825 – 48,825
2025 .................................................. 84,034 – 84,034
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
International Core ETF ......... $ 51,903 $ — $ (282,513) $ 2,783,809 $ 2,553,199
International Core Equity 2 ETF .. 50,126 — (359,611) 2,997,54 3 2,688,058
International Small Cap Value ETF 14,840 — (67,074) 639,927 587,693
International Small Cap ETF ..... 11,476 — (136,066) 564,252 439,662
International High Profitability ETF 8,108 — (131,608) 718,66 7 595,167
International Vector Equity ETF .. 600 — (1,050) 18,481 18,031
Emerging Markets Core ETF .... 25,832 — (329,377) 2,018,048 1,714,503
Emerging Markets High Profitability
ETF ........................ 265 — (23,793) 100,141 76,613
Emerging Markets Value ETF .... 3,36 6 — (63,760) 323,609 263,215
Emerging Markets Core 2 ETF ... 23,262 — (374,893) 1,989,545 1,637,914
Emerging Markets ex China Core
ETF ........................ 530 — (2,070) 39,975 38,435
World Equity ETF ............. — — — 174,468 174,468
Global Real Estate ETF ........ 45,444 — (32,876) 171,863 184,431

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the period ended October 31, 2025, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
Total
International Core ETF .............................................................. $ 282,513
International Core Equity 2 ETF ....................................................... 359,611
International Small Cap Value ETF .................................................... 67,074
International Small Cap ETF ......................................................... 136,066
International High Profitability ETF .................................................... 131,608
International Vector Equity ETF ....................................................... 1,050
Emerging Markets Core ETF ......................................................... 329,37 7
Emerging Markets High Profitability ETF ................................................ 23,793
Emerging Markets Value ETF ........................................................ 63,760
Emerging Markets Core 2 ETF ........................................................ 374,893
Emerging Markets ex China Core ETF ................................................. 2,070
Global Real Estate ETF ............................................................. 32,876
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Core ETF ................. $ 9,410,567 $ 3,080,962 $ (297,564) $ 2,783,398
International Core Equity 2 ETF .......... 8,342,662 3,141,250 (143,692) 2,997,558
International Small Cap Value ETF ....... 3,104,440 749,150 (109,170) 639,980
International Small Cap ETF ............ 3,893,234 690,491 (126,131) 564,360
International High Profitability ETF ....... 4,088,386 801,70 6 (83,156) 718,550
International Vector Equity ETF .......... 101,278 20,964 (2,476) 18,488
Emerging Markets Core ETF ............ 5,222,060 2,286,462 (229,980) 2,056,482
Emerging Markets High Profitability ETF ... 207,197 108,38 5 (6,554) 101,831
Emerging Markets Value ETF ........... 915,044 351,748 (21,273) 330,475
Emerging Markets Core 2 ETF ........... 4,705,854 2,148,329 (122,530) 2,025,799
Emerging Markets ex China Core ETF .... 203,054 47,495 (7,082) 40,413
World Equity ETF ...................... 763,118 174,468 — 174,468
Global Real Estate ETF ................ 2,750,369 268,182 (95,972) 172,210

G. Securities Lending
As of October 31, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
Non-Cash
Collateral
Market
Value
International Core ETF ........................................................................................... $ 82,693
International Core Equity 2 ETF ................................................................................ 112,834
International Small Cap Value ETF ............................................................................. 34,998
International Small Cap ETF .................................................................................... 104,384
International High Profitability ETF ............................................................................. 3,909
International Vector Equity ETF ................................................................................. 745
Emerging Markets Core ETF .................................................................................... 274,093
Emerging Markets High Profitability ETF ...................................................................... 4,980
Emerging Markets Value ETF ................................................................................... 43,199
Emerging Markets Core 2 ETF .................................................................................. 368,023
Emerging Markets ex China Core ETF .........................................................................  775
Global Real Estate ETF .......................................................................................... 3,510

H. Affiliated Trades
Cross trades for the period ended October 31, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the period ended October 31, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the period ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
International Core ETF ................................... $ 70,222 $ 97,565 $ (22,783)
International Core Equity 2 ETF ............................ 91,307 66,663 (22,924)
International Small Cap Value ETF ......................... 131,630 42,904 (11,047)
International Small Cap ETF .............................. 113,645 36,901 (16,702)
International High Profitability ETF ......................... 78,543 45,853 (8,884)
Emerging Markets Core ETF .............................. 209 — —
Emerging Markets High Profitability ETF ..................... 241 53 (15)
Emerging Markets Value ETF ............................. 839 496 (151)
Emerging Markets Core 2 ETF ............................. 2,977 1,665 (912)
Global Real Estate ETF .................................. 39,047 1,136 (549)
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
International Core
ETF
The DFA Short Term
Investment Fund $157,794 $1,764,976 $1,629,301 $— $— $293,469 25,371 $11,504 $—
Total $157,794 $1,764,976 $1,629,301 $— $— $293,469 $11,504 $—
International Core
Equity 2 ETF
The DFA Short Term
Investment Fund $219,520 $1,900,160 $,1,742,264 $— $— $377,416 32,629 $13,574 $—
Total $219,520 $1,900,160 $,1,742,264 $— $— $377,416 $13,574 $—
International Small
Cap Value ETF
The DFA Short Term
Investment Fund $65,906 $651,371 $634,949 $— $— $82,328 7,117 $3,955 $—
Total $65,906 $651,371 $634,949 $— $— $82,328 $3,955 $—

Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
International Small
Cap ETF
The DFA Short Term
Investment Fund $70,784 $528,773 $465,189 $— $— $134,368 11,616 $4,901 $—
Total $70,784 $528,773 $465,189 $— $— $134,368 $4,901 $—
International High
Profitability ETF
The DFA Short Term
Investment Fund $88,938 $1,106,530 $1,095,250 $— $— $100,218 8,664 $4,612 $—
Total $88,938 $1,106,530 $1,095,250 $— $— $100,218 $4,612 $—
International Vector
Equity ETF
The DFA Short Term
Investment Fund $945 $19,691 $17,396 $— $— $3,240 280 $94 $—
Total $945 $19,691 $17,396 $— $— $3,240 $94 $—
Emerging Markets
Core ETF
The DFA Short Term
Investment Fund $56,300 $865,599 $841,303 $— $— $80,596 6,968 $3,368 $—
Total $56,300 $865,599 $841,303 $— $— $80,596 $3,368 $—
Emerging
Markets High
Profitability ETF
The DFA Short Term
Investment Fund $2,554 $35,625 $31,718 $— $— $6,461 559 $158 $—
Total $2,554 $35,625 $31,718 $— $— $6,461 $158 $—
Emerging Markets
Value ETF
The DFA Short Term
Investment Fund $3,899 $144,845 $135,901 $— $— $12,843 1,110 $497 $—
Total $3,899 $144,845 $135,901 $— $— $12,843 $497 $—
Emerging Markets
Core 2 ETF
The DFA Short Term
Investment Fund $39,110 $489,055 $432,283 $— $— $95,882 8,289 $2,601 $—
Total $39,110 $489,055 $432,283 $— $— $95,882 $2,601 $—
Emerging Markets
ex China Core
ETF
The DFA Short Term
Investment Fund $— $41,035 $35,118 $— $— $5,917 512 $156 $—
Total $— $41,035 $35,118 $— $— $5,917 $156 $—
World Equity ETF
The DFA Short Term
Investment Fund $— $390,131 $378,418 $— $— $11,713 1,013 $226 $—
Dimensional US
Core Equity 1
ETF 91,256 56,180 2,845 730 19,629 164,950 2,263 1,428 —
Dimensional U.S.
Core Equity 2
ETF 273,405 171,127 8,496 2,110 55,108 493,254 12,641 3,936 —

I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2025 were as follows (amounts in thousands):
In-kind transactions for the period ended October 31, 2025 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the period ended October 31, 2025.
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
International Core
Equity 2 ETF $92,038 $55,890 $3,016 $623 $28,384 $173,919 5,281 $3,796 $—
Emerging Markets
Core 2 ETF 40,344 25,131 1,257 204 13,011 77,433 2,339 1,488 —
Global Real Estate
ETF 10,677 6,093 320 59 (191) 16,318 606 457 —
Total $507,720 $704,552 $394,352 $3,726 $115,941 $937,587 $11,331 $—
Global Real Estate
ETF
The DFA Short Term
Investment Fund $61,302 $571,904 $535,859 $— $— $97,347 8,416 $3,371 $—
Total $61,302 $571,904 $535,859 $— $— $97,347 $3,371 $—
Purchases Sales
International Core ETF .................................................... $ 1,130,480 $ 693,622
International Core Equity 2 ETF ............................................. 1,008,742 539,548
International Small Cap Value ETF .......................................... 1,050,404 220,908
International Small Cap ETF ............................................... 954,967 271,575
International High Profitability ETF .......................................... 1,014,971 313,753
International Vector Equity ETF ............................................. 18,494 6,113
Emerging Markets Core ETF ............................................... 1,201,494 362,533
Emerging Markets High Profitability ETF ...................................... 68,513 33,360
Emerging Markets Value ETF .............................................. 403,306 132,597
Emerging Markets Core 2 ETF .............................................. 1,422,819 442,622
Emerging Markets ex China Core ETF ....................................... 163,498 7,699
World Equity ETF ......................................................... 2,926 –
Global Real Estate ETF ................................................... 177,294 53,671
Purchases Sales
International Core ETF .................................................... $ 2,483,045 $ –
International Core Equity 2 ETF ............................................. 1,644,523 –
International Small Cap Value ETF .......................................... 637,835 680,335
International Small Cap ETF ............................................... 1,649,499 712,842
International High Profitability ETF .......................................... 1,068,761 442,454
International Vector Equity ETF ............................................. 41,123 –
Emerging Markets Core ETF ............................................... 197,249 –
Emerging Markets High Profitability ETF ...................................... 5,429 3,528
Emerging Markets Value ETF .............................................. 37,117 69,197
Emerging Markets Core 2 ETF .............................................. 154,154 –
Emerging Markets ex China Core ETF ....................................... 43,080 –
World Equity ETF ......................................................... 311,493 15,933
Global Real Estate ETF ................................................... 676,228 7,986

J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the period ended October 31, 2025, borrowings by the following Funds under the line of credit were as follows (amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the period ended October 31, 2025, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the period ended October 31, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Period
Outstanding
Borrowings
as of
10/31/2025
International Small Cap
Value ETF ............. 5.09% $1,273 4 $1 $1,816 $—
International Small Cap ETF 5.08% 1,870 1 — 1,870 —
International Vector Equity
ETF ................... 5.08% 33 3 — 42 —
Emerging Markets Core 2
ETF ................... 5.08% 179 4 — 185 —

O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
As of October 31, 2025, the Advisor’s ownership of the following Fund as a percentage of net assets was as follows:
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Percentage of
Net Assets
International Vector Equity ETF ..................................................................................................... 8%

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the thirteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (thirteen of the funds constituting
Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws
Fund Statement
of
operations
Statement of
changes in net
assets
Financial
highlights
Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional Global Real Estate ETF
Dimensional World Equity ETF
For the
year ended
October 31,
2025
For the years
ended October
31, 2025 and
2024
For each of the
periods indicated
therein
Dimensional International Vector Equity ETF For the
year ended
October 31,
2025
For the year ended October 31, 2025
and the period September 10, 2024
(commencement of operations) through
October 31, 2024
Dimensional Emerging Markets ex China Core Equity ETF For the period November 13, 2024 (commencement of operations) through October 31, 2025
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, www.pwc.com/us

and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.
investment company group since 1981.

Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
The amounts in the table expressed as a percentage of distributions for the fiscal year 2025, as specifically noted
in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional International
Core Equity ETF ............... 100% 0% 0% 0% 0% 100% 0% 100% 0% 10% 100% 0% 0%
Dimensional International
Core Equity 2 ETF ........... 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional International
Small Cap Value ETF 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional International
Small Cap ETF ................. 100% 0% 0% 0% 0% 100% 0% 100% 0% 10% 100% 0% 0%
Dimensional International
High Profitability ETF ........ 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional International
Vector Equity ETF ............. 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional Emerging Core
Equity Market ETF ............ 100% 0% 0% 0% 0% 100% 0% 56% 0% 8% 94% 0% 0%
Dimensional Emerging
Markets High Profitability
ETF ................................... 100% 0% 0% 0% 0% 100% 0% 61% 0% 8% 100% 0% 0%
Dimensional Emerging
Markets Value ETF ........... 100% 0% 0% 0% 0% 100% 0% 62% 0% 7% 95% 0% 0%
Dimensional Emerging
Markets Core Equity 2
ETF ................................... 100% 0% 0% 0% 0% 100% 0% 54% 0% 7% 92% 0% 0%
Dimensional Emerging
Markets ex China Core
Equity ETF ........................ 100% 0% 0% 0% 0% 100% 0% 61% 0% 8% 100% 0% 0%
Dimensional World Equity
ETF ................................... 100% 0% 0% 0% 0% 100% 51% 94% 0% 5% 47% 0% 0%
Dimensional Global Real
Estate ETF ........................ 100% 0% 0% 0% 0% 100% 0% 13% 0% 0% 0% 0% 0%

(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue Code).
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
Not applicable

DFA-103125-016AI

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Year Ended: October 31, 2025
Dimensional US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF

*Blank Page*

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 156
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 157
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 158
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 159
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
ADR American Depositary Receipt
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CVR Contingent Value Right
ESTRON Euro Short-Term Rate Overnight
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
GDR Global Depositary Receipt
JPY Japanese Yen
MTN Medium-Term Note
NVDR Non-Voting Depository Receipt
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIO Sterling Overnight Index Average
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
Investment Footnotes
(*) The Adjustable rate shown is effective as of October 31, 2025.
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d)
Annualized for periods less than one year
(e)
Excludes impact of in-kind transactions

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (10.1%)
#*Advantage Solutions, Inc. 4,087 $ 5,231
Alphabet, Inc., Class A 150,766 42,393,891
Alphabet, Inc., Class C 131,048 36,931,947
*Altice USA, Inc., Class A 200 446
*AMC Networks, Inc., Class A 5,200 39,416
#*AST SpaceMobile, Inc. 4,896 392,904
*Atlanta Braves Holdings, Inc. 1,288 52,447
#*Atlanta Braves Holdings, Inc. 365 15,746
*Bandwidth, Inc., Class A 1,500 24,225
*Beachbody Co., Inc. (The) 1,730 8,615
#*Boston Omaha Corp., Class A 1,981 25,198
*Bumble, Inc., Class A 11,181 62,055
*BuzzFeed, Inc. 3,868 6,305
*Cargurus, Inc. 4,255 149,436
*Cars.com, Inc. 4,819 51,756
#*Charter Communications, Inc.,
Class A 6,195 1,448,639
#Cinemark Holdings, Inc. 4,821 130,215
*Cineverse Corp. 3,001 9,153
Comcast Corp., Class A 112,895 3,142,432
*DoubleVerify Holdings, Inc. 5,547 63,125
*E.W. Scripps Co. (The), Class A 4,983 12,109
*EchoStar Corp., Class A 1,131 84,678
Electronic Arts, Inc. 12,725 2,545,764
Entravision Communications
Corp., Class A 4,596 9,514
*Eventbrite, Inc., Class A 7,632 17,630
*EverQuote, Inc., Class A 981 21,131
*Fluent, Inc. 3,657 7,789
Fox Corp., Class A 16,299 1,053,730
Fox Corp., Class B 16,444 960,494
#*fuboTV, Inc., Class A 6,058 22,899
*Gambling.com Group, Ltd. 2,306 16,442
*GCI Liberty, Inc., Class A 262 9,581
#*GCI Liberty, Inc., Class C 916 33,549
Gray Media, Inc. 6,100 27,877
*iHeartMedia, Inc., Class A 1,645 4,886
*IMAX Corp. 1,217 39,540
*Integral Ad Science Holding
Corp. 11,087 113,198
Interpublic Group of Cos., Inc.
(The) 24,805 636,496
#Iridium Communications, Inc. 10,031 192,094
*IZEA Worldwide, Inc. 407 2,096
John Wiley & Sons, Inc., Class A 4,270 157,435
*Liberty Broadband Corp., Class
A 700 37,443
*Liberty Broadband Corp., Class
C 5,293 284,869
*Liberty Global, Ltd., Class A 16,189 178,079
*Liberty Global, Ltd., Class C 12,314 137,301
*Liberty Media Corp.-Liberty
Formula One 1,872 170,315
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty
Formula One 14,128 $ 1,410,681
*Liberty Media Corp.-Liberty Live 5 439
*Liberty Media Corp.-Liberty Live 1,740 157,313
*Lionsgate Studios Corp. 237 1,524
#*Live Nation Entertainment, Inc. 4,517 675,427
*Madison Square Garden
Entertainment Corp. 1,000 44,160
*Madison Square Garden Sports
Corp. 628 134,637
#*Magnite, Inc. 6,782 121,262
Match Group, Inc. 22,351 722,831
*MediaAlpha, Inc., Class A 1,891 24,110
Meta Platforms, Inc., Class A 82,936 53,771,556
*Motorsport Games, Inc., Class A 3,766 9,076
*Netflix, Inc. 10,932 12,231,378
New York Times Co. (The), Class
A 10,490 597,825
News Corp., Class A 24,800 657,200
#News Corp., Class B 9,967 303,695
Nexstar Media Group, Inc. 3,289 643,756
*Nextdoor Holdings, Inc. 19,393 37,816
#Omnicom Group, Inc. 15,434 1,157,859
Paramount Skydance Corp. 3,120 48,017
*Pinterest, Inc., Class A 41,109 1,360,708
*PubMatic, Inc., Class A 3,711 31,024
*QuinStreet, Inc. 6,276 92,822
*Reddit, Inc., Class A 1,894 395,751
*Reservoir Media, Inc. 3,170 24,092
*ROBLOX Corp., Class A 7,353 836,183
*Roku, Inc. 3,981 422,504
Scholastic Corp. 1,900 54,473
Shutterstock, Inc. 458 11,464
#Sinclair, Inc. 5,764 78,736
*Skillz, Inc. 2,704 18,063
*Snap, Inc., Class A 95,736 746,741
#*Sphere Entertainment Co. 2,035 139,357
Spok Holdings, Inc. 1,017 14,533
*Spotify Technology SA 5,036 3,300,192
*Stagwell, Inc. 23,395 111,126
*Starz Entertainment Corp. 14 147
Sunrise Communications AG,
ADR 2,066 112,390
*Take-Two Interactive Software,
Inc. 3,479 891,911
*Teads Holding Co. 2,759 4,083
*TechTarget, Inc. 1,014 5,567
TEGNA, Inc. 6,008 118,177
TKO Group Holdings, Inc. 1,048 197,443
T-Mobile US, Inc. 111 23,316
Townsquare Media, Inc., Class A 1,561 9,803
*Trade Desk, Inc. (The), Class A 3,900 196,092
#*Travelzoo 1,355 11,409
*TripAdvisor, Inc. 7,182 115,343
*TrueCar, Inc. 7,900 17,380

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
Verizon Communications, Inc. 118,483 $ 4,708,514
*Vimeo, Inc. 14,376 112,133
Walt Disney Co. (The) 26,541 2,989,048
*Warner Bros Discovery, Inc. 132,774 2,980,776
#Warner Music Group Corp.,
Class A 7,768 248,265
*Yelp, Inc. 5,202 171,562
Zedge, Inc., Class B 1,041 2,623
*Ziff Davis, Inc. 2,986 101,225
*ZoomInfo Technologies, Inc. 29,519 331,203
TOTAL COMMUNICATION
SERVICES 185,466,862
CONSUMER DISCRETIONARY — (11.3%)
*Abercrombie & Fitch Co. 4,421 320,744
Academy Sports & Outdoors, Inc. 4,857 232,602
*Accel Entertainment, Inc. 1,158 11,800
#Acushnet Holdings Corp. 4,370 337,932
*Adient PLC 6,485 150,387
ADT, Inc. 73,095 646,160
*Adtalem Global Education, Inc. 5,549 543,913
#Advance Auto Parts, Inc. 2,945 138,798
*Airbnb, Inc., Class A 16,035 2,029,069
A-Mark Precious Metals, Inc.,
Class A 1,894 50,343
*Amazon.com, Inc. 207,013 50,556,715
American Eagle Outfitters, Inc. 12,126 202,625
*American Public Education, Inc. 1,399 46,852
*America's Car-Mart, Inc., Class
MA 539 11,987
*Amesite, Inc. 3,423 11,946
*Aptiv PLC 13,505 1,095,255
Aramark 20,274 767,979
*Ark Restaurants Corp. 230 1,681
Arko Corp. 6,076 26,765
*Asbury Automotive Group, Inc. 1,695 397,647
Autoliv, Inc. 4,097 478,530
*AutoNation, Inc. 4,709 941,188
*AutoZone, Inc. 510 1,873,959
Bassett Furniture Industries, Inc. 1,023 15,089
Bath & Body Works, Inc. 6,448 157,847
*Beazer Homes USA, Inc. 1,909 42,762
Best Buy Co., Inc. 20,397 1,675,410
*Birkenstock Holding PLC 4,922 196,437
Booking Holdings, Inc. 1,211 6,149,143
*Boot Barn Holdings, Inc. 1,835 348,008
BorgWarner, Inc. 18,495 794,545
*Bright Horizons Family Solutions,
Inc. 3,530 385,582
Brunswick Corp. 2,307 152,516
Buckle, Inc. (The) 5,109 279,973
#Build-A-Bear Workshop, Inc.,
Class A 1,852 100,415
*Burlington Stores, Inc. 3,822 1,045,661
Camping World Holdings, Inc.,
Class A 4,838 63,668
*Capri Holdings, Ltd. 10,549 218,892
*CarMax, Inc. 1,408 59,009
Carriage Services, Inc. 1,467 65,575
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Carvana Co. 5,702 $ 1,747,891
#*Cavco Industries, Inc. 610 323,178
Century Communities, Inc. 2,768 164,419
*Champion Homes, Inc. 5,343 364,553
#Cheesecake Factory, Inc. (The) 1,987 98,953
*Chewy, Inc., Class A 8,160 275,155
*Chipotle Mexican Grill, Inc. 25,543 809,458
#Choice Hotels International, Inc. 1,333 123,916
*Citi Trends, Inc. 650 23,283
Columbia Sportswear Co. 5,776 286,663
#*Contextlogic Holdings, Inc. 3,153 23,742
*Coupang, Inc. 40,959 1,309,459
*Coursera, Inc. 22,486 189,332
Cricut, Inc., Class A 5,076 26,954
*Crocs, Inc. 2,383 194,667
Crown Crafts, Inc. 3,506 10,097
*Culp, Inc. 2,300 9,246
D.R. Horton, Inc. 15,081 2,248,275
Dana, Inc. 6,791 137,857
*Deckers Outdoor Corp. 11,650 949,475
#Dick's Sporting Goods, Inc. 5,770 1,277,766
#Dillard's, Inc., Class A 913 547,873
Domino's Pizza, Inc. 1,134 451,854
*DoorDash, Inc., Class A 7,193 1,829,683
*Dorman Products, Inc. 1,945 260,883
*DraftKings, Inc. 1,141 34,903
*Dream Finders Homes, Inc.,
Class A 1,215 24,057
*Driven Brands Holdings, Inc. 13,928 199,867
*Duolingo, Inc. 604 163,467
eBay, Inc. 24,793 2,015,919
*El Pollo Loco Holdings, Inc. 8 82
#Escalade, Inc. 12 138
Ethan Allen Interiors, Inc. 12 290
#*Etsy, Inc. 9,023 559,426
Expedia Group, Inc. 12,654 2,783,880
*Figs, Inc., Class A 11,938 89,057
*First Watch Restaurant Group,
Inc. 174 2,869
*Five Below, Inc. 3,318 521,822
Flanigan's Enterprises, Inc. 404 12,787
Flexsteel Industries, Inc. 21 718
#*Floor & Decor Holdings, Inc.,
Class A 5,497 343,453
*Flutter Entertainment PLC, Class
DI 8,671 2,016,788
Ford Motor Co. 243,821 3,201,370
*Fossil Group, Inc. 4,400 9,152
*Fox Factory Holding Corp. 3,352 74,113
*Frontdoor, Inc. 4,084 271,300
#*GameStop Corp., Class A 28,210 628,801
Gap, Inc. (The) 38,370 876,754
Garmin, Ltd. 7,322 1,566,469
Garrett Motion, Inc. 16,197 274,377
General Motors Co. 77,438 5,350,191
*Genesco, Inc. 621 18,015
Gentex Corp. 7,680 180,096
Genuine Parts Co. 11,069 1,409,194

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*G-III Apparel Group, Ltd. 3,017 $ 81,006
#*Global Business Travel Group I 6,731 52,906
*Good Times Restaurants, Inc. 1,533 2,238
Graham Holdings Co., Class B 138 139,674
*Grand Canyon Education, Inc. 1,124 211,649
*Green Brick Partners, Inc. 3,244 210,017
Group 1 Automotive, Inc. 1,139 452,798
*Groupon, Inc. 1,404 28,263
H&R Block, Inc. 6,549 325,747
#Hamilton Beach Brands Holding
Co., Class A 8 113
*Hanesbrands, Inc. 22,681 149,921
Harley-Davidson, Inc. 8,592 231,812
Hasbro, Inc. 16,255 1,240,419
Home Depot, Inc. (The) 37,313 14,163,642
*Hovnanian Enterprises, Inc.,
Class A 440 52,901
#Installed Building Products, Inc. 980 243,265
JAKKS Pacific, Inc. 1,031 17,527
Johnson Outdoors, Inc., Class A 800 32,584
KB Home 5,568 347,555
#Kohl's Corp. 248 4,035
#Kontoor Brands, Inc. 3,504 283,544
*Koss Corp. 2,021 9,761
#Lakeland Industries, Inc. 699 11,506
*Lands' End, Inc. 2,320 36,517
Las Vegas Sands Corp. 13,488 800,513
*Latham Group, Inc. 8,836 64,061
*Laureate Education, Inc. 6,860 199,146
La-Z-Boy, Inc. 2,426 76,904
LCI Industries 2,302 238,234
Lear Corp. 3,800 397,670
*Legacy Housing Corp. 1,843 41,385
Lennar Corp., Class A 10,570 1,308,249
#Lennar Corp., Class B 870 102,703
Levi Strauss & Co., Class A 9,145 185,461
*LGI Homes, Inc. 1,699 69,336
#*Light & Wonder, Inc. 2,763 200,870
*Lincoln Educational Services
Corp. 4,725 91,759
Lithia Motors, Inc. 2,908 913,345
#LKQ Corp. 7,534 240,787
#*Lovesac Co. (The) 1,661 23,038
Lowe's Cos., Inc. 15,145 3,606,479
#*Lucid Group, Inc. 3,475 61,681
*Lululemon Athletica, Inc. 11,383 1,941,257
Macy's, Inc. 26,550 517,459
*Malibu Boats, Inc., Class A 2,421 67,473
Marine Products Corp. 2,020 17,069
*MarineMax, Inc. 1,978 48,995
*MasterCraft Boat Holdings, Inc. 895 17,954
*Mattel, Inc. 18,639 342,585
Matthews International Corp.,
Class A 2,500 58,550
McDonald's Corp. 19,411 5,792,825
*MGM Resorts International 9,695 310,531
#*Mister Car Wash, Inc. 27,658 154,608
*Mobileye Global, Inc., Class A 6,355 83,568
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Motorcar Parts of America, Inc. 1,422 $ 24,259
Movado Group, Inc. 2,100 38,241
#*National Vision Holdings, Inc. 7,405 190,679
Newell Brands, Inc. 40,073 136,248
NIKE, Inc., Class B 38,988 2,518,235
*NVR, Inc. 296 2,134,403
#*Ollie's Bargain Outlet Holdings,
Inc. 3,557 429,721
OneSpaWorld Holdings, Ltd. 3,335 77,605
*O'Reilly Automotive, Inc. 10,992 1,038,084
#Papa John's International, Inc. 1,773 90,086
Penske Automotive Group, Inc. 4,936 790,106
Perdoceo Education Corp. 3,032 96,296
*Petco Health & Wellness Co.,
Inc. 22,328 71,003
Phinia, Inc. 3,953 205,200
*Planet Fitness, Inc., Class A 2,578 233,799
#Polaris, Inc. 3,183 210,396
Pool Corp. 2,605 695,691
PulteGroup, Inc. 17,029 2,041,266
*Pursuit Attractions and
Hospitality, Inc. 164 5,819
#PVH Corp. 4,608 360,945
Ralph Lauren Corp. 3,188 1,019,076
*Rave Restaurant Group, Inc. 2,684 6,871
*Revolve Group, Inc. 2,505 55,411
#*Rivian Automotive, Inc., Class A 40,831 554,077
Rocky Brands, Inc. 346 9,754
Ross Stores, Inc. 17,684 2,810,341
*Sabre Corp. 33,635 68,784
*Sally Beauty Holdings, Inc. 9,579 144,739
#*Savers Value Village, Inc. 2,193 20,198
Service Corp. International 5,533 462,061
*SharkNinja, Inc. 16,828 1,438,794
Shoe Carnival, Inc. 1,753 32,132
Signet Jewelers, Ltd. 4,524 447,197
#*Soho House & Co., Inc. 1,144 10,182
Somnigroup International, Inc. 14,700 1,166,298
Sonic Automotive, Inc., Class A 2,177 138,305
*Sonos, Inc. 9,360 160,711
*Sportsman's Warehouse
Holdings, Inc. 5,900 14,573
Standard Motor Products, Inc. 1,662 61,710
Starbucks Corp. 14,546 1,176,335
Steven Madden, Ltd. 1,481 50,221
*Stitch Fix, Inc., Class A 10,938 45,830
*Stoneridge, Inc. 6,300 42,903
Strategic Education, Inc. 772 58,657
*Strattec Security Corp. 312 19,144
#*Stride, Inc. 1,873 127,439
Superior Group of Cos., Inc. 8 75
*Sypris Solutions, Inc. 3,185 6,338
Tandy Leather Factory, Inc. 1,360 4,148
Tapestry, Inc. 19,061 2,093,279
*Taylor Morrison Home Corp. 14,906 883,479
*Tesla, Inc. 43,234 19,738,915
Texas Roadhouse, Inc. 910 148,858
#Thor Industries, Inc. 4,540 473,749

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Tile Shop Holdings, Inc. 2,500 $ 15,650
TJX Cos., Inc. (The) 29,871 4,186,122
Toll Brothers, Inc. 8,442 1,139,248
*TopBuild Corp. 1,296 547,534
*Topgolf Callaway Brands Corp. 9,696 91,239
#Tractor Supply Co. 19,896 1,076,573
Travel + Leisure Co. 2,250 141,255
*Tri Pointe Homes, Inc. 11,122 354,236
*Udemy, Inc. 795 4,528
*Ulta Beauty, Inc. 4,093 2,127,869
#*Under Armour, Inc., Class A 361 1,664
*Under Armour, Inc., Class C 16,301 72,376
#*United Parks & Resorts, Inc. 1,416 68,534
*Universal Technical Institute, Inc. 3,787 112,550
Upbound Group, Inc. 5,424 105,117
*Urban Outfitters, Inc. 7,016 453,304
*Valvoline, Inc. 7,324 241,765
VF Corp. 32,448 455,570
#*Victoria's Secret & Co. 9,842 346,930
*Vince Holding Corp. 1,613 4,597
Visteon Corp. 2,590 277,544
*Warby Parker, Inc., Class A 6,172 120,909
*Wayfair, Inc., Class A 9,281 960,676
Weyco Group, Inc. 403 11,554
Whirlpool Corp. 2,006 143,690
Williams-Sonoma, Inc. 10,855 2,109,561
#Wingstop, Inc. 1,594 345,308
Winmark Corp. 196 79,021
Wynn Resorts, Ltd. 2,337 278,080
*YETI Holdings, Inc. 12,030 408,900
Yum! Brands, Inc. 8,239 1,138,712
*Zumiez, Inc. 1,108 23,988
TOTAL CONSUMER
DISCRETIONARY 207,566,561
CONSUMER STAPLES — (4.0%)
Albertsons Cos., Inc., Class A 34,691 613,684
Andersons, Inc. (The) 1,578 73,077
Archer-Daniels-Midland Co. 767 46,427
#B&G Foods, Inc. 10,448 41,792
*BellRing Brands, Inc. 5,440 163,907
*BJ's Wholesale Club Holdings,
Inc. 12,683 1,119,402
*Boston Beer Co., Inc. (The),
Class A 620 128,334
Brown-Forman Corp., Class A 3,266 88,574
#Brown-Forman Corp., Class B 11,534 314,071
Bunge Global SA 2,173 205,566
Calavo Growers, Inc. 1,445 32,093
#Campbell's Co. (The) 2,835 85,419
Casey's General Stores, Inc. 2,463 1,263,987
*Celsius Holdings, Inc. 7,129 429,380
*Central Garden & Pet Co. 670 20,549
*Central Garden & Pet Co., Class
A 4,054 112,742
*Chefs' Warehouse, Inc. (The) 2,541 149,919
Church & Dwight Co., Inc. 16,581 1,453,988
Clorox Co. (The) 5,990 673,635
Coca-Cola Co. (The) 125,316 8,634,272
Shares Value†
CONSUMER STAPLES — (Continued)
Coca-Cola Consolidated, Inc. 4,079 $ 531,820
*Coffee Holding Co., Inc. 3,071 12,530
Colgate-Palmolive Co. 26,585 2,048,374
Conagra Brands, Inc. 3,403 58,498
Constellation Brands, Inc., Class
A 4,412 579,649
*Coty, Inc., Class A 9,787 38,854
Dollar General Corp. 13,504 1,332,305
*Dollar Tree, Inc. 14,253 1,412,757
Edgewell Personal Care Co. 2,774 53,788
#*elf Beauty, Inc. 3,391 414,177
#Energizer Holdings, Inc. 4,118 95,661
Estee Lauder Cos., Inc. (The) 14,051 1,358,591
#*FitLife Brands, Inc. 780 14,914
Flowers Foods, Inc. 6,765 80,706
#*Freshpet, Inc. 2,555 125,732
General Mills, Inc. 27,179 1,266,813
#*Grocery Outlet Holding Corp. 7,074 96,277
*Herbalife, Ltd. 10,963 87,704
Hershey Co. (The) 4,945 838,820
*HF Foods Group, Inc. 3,200 6,912
#*Honest Co., Inc. (The) 11,392 38,847
Ingles Markets, Inc., Class A 640 44,224
Ingredion, Inc. 119 13,734
Interparfums, Inc. 3,552 316,661
J&J Snack Foods Corp. 1,384 117,156
J.M. Smucker Co. (The) 7,636 790,708
Kenvue, Inc. 104,130 1,496,348
Keurig Dr Pepper, Inc. 52,396 1,423,075
Kimberly-Clark Corp. 331 39,624
Kraft Heinz Co. (The) 43,224 1,068,930
Kroger Co. (The) 46,865 2,982,020
*Laird Superfood, Inc. 2,606 12,900
#Lifevantage Corp. 1,494 12,236
*Lifeway Foods, Inc. 458 10,987
*Mama's Creations, Inc. 2,731 28,921
*Mannatech, Inc. 350 3,444
*Maplebear, Inc. 19,755 728,169
Marzetti Co. (The) 1,169 183,287
McCormick & Co., Inc. 20,685 1,327,150
McCormick & Co., Inc. 4 256
*Mission Produce, Inc. 6,698 77,161
Mondelez International, Inc.,
Class A 35,153 2,019,891
*Monster Beverage Corp. 62,187 4,155,957
*National Beverage Corp. 2,471 84,681
*Natural Alternatives International,
Inc. 126 352
Natural Grocers by Vitamin
Cottage, Inc. 2,009 64,469
Natural Health Trends Corp. 249 1,098
*Nature's Sunshine Products, Inc. 1,930 26,016
Nu Skin Enterprises, Inc., Class A 2,509 26,896
Oil-Dri Corp. of America 1,098 60,818
PepsiCo, Inc. 25,788 3,767,369
PriceSmart, Inc. 2,435 279,879
Primo Brands Corp. 3,652 80,234
Procter & Gamble Co. (The) 49,644 7,464,968

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Seneca Foods Corp., Class B 117 $ 12,858
*Simply Good Foods Co. (The) 14,119 276,309
Spectrum Brands Holdings, Inc. 2,177 117,297
*Sprouts Farmers Market, Inc. 5,788 457,020
Sysco Corp. 30,275 2,248,827
Target Corp. 23,014 2,133,858
#Tootsie Roll Industries, Inc. 8 282
*United Natural Foods, Inc. 6,449 242,805
United-Guardian, Inc. 205 1,470
*US Foods Holding Corp. 19,522 1,417,688
Utz Brands, Inc. 5,948 62,632
Village Super Market, Inc., Class
A 4 125
*Vita Coco Co., Inc. (The) 1,661 68,400
#*Vital Farms, Inc. 3,217 105,678
Walmart, Inc. 110,665 11,197,085
WD-40 Co. 1,100 213,708
Weis Markets, Inc. 2,364 149,736
*Zevia PBC, Class A 327 772
TOTAL CONSUMER STAPLES 73,560,716
ENERGY — (1.5%)
Archrock, Inc. 23,043 582,297
Baker Hughes Co. 75,962 3,677,320
*Bristow Group, Inc. 2,363 96,174
Cactus, Inc., Class A 4,369 192,979
#*Centrus Energy Corp., Class A 1,209 444,259
Cheniere Energy, Inc. 436 92,432
*Clean Energy Fuels Corp. 11,657 33,339
#Core Laboratories, Inc. 2,748 43,803
Delek US Holdings, Inc. 2,376 89,718
*Drilling Tools International Corp. 5,778 12,885
#Energy Services of America
Corp. 8 88
*Expro Group Holdings NV 2,876 39,056
*Forum Energy Technologies, Inc. 1,165 31,199
*Geospace Technologies Corp. 805 20,399
*Gulf Island Fabrication, Inc. 3,500 27,335
Halliburton Co. 50,418 1,353,219
*Helix Energy Solutions Group,
Inc. 6,319 42,464
HF Sinclair Corp. 7,968 411,149
*Innovex International, Inc. 1,609 32,293
Kodiak Gas Services, Inc. 14,450 532,916
Marathon Petroleum Corp. 11,069 2,157,459
Natural Gas Services Group, Inc. 1,335 37,166
*NCS Multistage Holdings, Inc. 503 18,460
Noble Corp. PLC 90 2,641
NOV, Inc. 28,668 418,553
*Oceaneering International, Inc. 11,896 277,058
*Oil States International, Inc. 6,900 41,193
ONEOK, Inc. 5,892 394,764
PBF Energy, Inc., Class A 4,700 160,599
Phillips 66 13,121 1,786,293
*ProFrac Holding Corp., Class A 2,343 12,816
*ProPetro Holding Corp. 18,820 195,352
Ranger Energy Services, Inc. 1,700 23,358
*REX American Resources Corp. 3,382 108,325
#RPC, Inc. 8,825 45,890
Shares Value†
ENERGY — (Continued)
*Seadrill, Ltd. 2,629 $ 82,971
Select Water Solutions, Inc. 7,453 86,157
SLB, Ltd. 116,949 4,217,181
Smart Sand, Inc. 4,768 10,251
#Solaris Energy Infrastructure,
Inc. 5,362 285,419
*Stabilis Solutions, Inc. 516 2,575
TechnipFMC PLC 55,146 2,280,287
*TETRA Technologies, Inc. 11,259 79,488
#Texas Pacific Land Corp. 1,642 1,549,030
*Uranium Energy Corp. 38,824 587,407
Valero Energy Corp. 19,298 3,272,169
Weatherford International PLC 4,883 359,828
Western Midstream Partners, LP 300 11,241
World Kinect Corp. 10,635 274,915
TOTAL ENERGY 26,534,170
FINANCIALS — (16.8%)
1st Source Corp. 1,108 65,860
Acadian Asset Management, Inc. 1,798 86,484
ACNB Corp. 384 17,349
Affiliated Managers Group, Inc. 3,607 858,322
Affinity Bancshares, Inc. 4 76
*Affirm Holdings, Inc. 15,292 1,099,189
Aflac, Inc. 36,289 3,889,818
Alerus Financial Corp. 740 15,629
Allstate Corp. (The) 12,739 2,439,773
Ally Financial, Inc. 21,346 831,854
Amalgamated Financial Corp. 4,106 111,930
*Ambac Financial Group, Inc. 5,200 42,692
Amerant Bancorp, Inc. 1,692 28,375
American Coastal Insurance
Corp. 1,985 23,502
American Express Co. 18,793 6,779,199
American Financial Group, Inc. 6,308 830,637
American International Group,
Inc. 38,040 3,003,638
Ameriprise Financial, Inc. 6,059 2,743,333
Ameris Bancorp 5,267 377,223
AMERISAFE, Inc. 1,278 51,222
AmeriServ Financial, Inc. 1,301 3,968
Ames National Corp. 280 5,841
Aon PLC, Class A 7,445 2,536,363
Apollo Global Management, Inc. 22,652 2,815,870
Arch Capital Group, Ltd. 29,190 2,519,389
#Ares Management Corp., Class
A 4,667 694,030
Arrow Financial Corp. 582 16,232
Arthur J. Gallagher & Co. 5,009 1,249,695
Artisan Partners Asset
Management, Inc., Class A 5,627 245,675
Associated Banc-Corp. 5,046 124,989
Assurant, Inc. 5,297 1,121,481
Assured Guaranty, Ltd. 3,796 305,882
Atlantic Union Bankshares Corp. 7,098 230,827
*Atlanticus Holdings Corp. 1,165 64,203
Axis Capital Holdings, Ltd. 12,434 1,164,568
*Axos Financial, Inc. 2,526 196,977

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Baldwin Insurance Group, Inc.
(The) 1,311 $ 28,973
Banc of California, Inc. 9,581 162,590
BancFirst Corp. 1,283 139,667
*Bancorp, Inc. (The) 4,328 282,921
Bank First Corp. 353 43,108
Bank of America Corp. 169,633 9,066,884
Bank of Hawaii Corp. 2,684 174,272
Bank of Marin Bancorp 1,434 36,926
Bank of New York Mellon Corp.
(The) 29,503 3,184,259
Bank of NT Butterfield & Son, Ltd.
(The) 3,217 148,818
Bank of the James Financial
Group, Inc. 1,312 22,238
Bank OZK 5,037 226,615
Bank7 Corp. 4 166
BankFinancial Corp. 3,400 37,570
BankUnited, Inc. 2,668 106,933
Bankwell Financial Group, Inc. 431 18,684
Banner Corp. 2,127 128,450
Bar Harbor Bankshares 608 17,833
BayCom Corp. 702 19,137
BCB Bancorp, Inc. 1,278 10,147
Beacon Financial Corp. 6,302 153,391
BGC Group, Inc., Class A 26,021 237,832
Blackrock, Inc. 3,014 3,263,589
Blackstone, Inc. 13,477 1,976,267
*Block, Inc. 34,781 2,641,269
*Blue Foundry Bancorp 1,456 11,997
*Blue Ridge Bankshares, Inc. 4,172 18,691
BOK Financial Corp. 3,450 360,801
*Bowhead Specialty Holdings,
Inc. 1,028 24,631
Bread Financial Holdings, Inc. 4,942 309,616
*Bridgewater Bancshares, Inc. 1,697 27,933
*Brighthouse Financial, Inc. 9,029 515,285
*Broadway Financial Corp. 1,646 10,238
Brown & Brown, Inc. 6,221 496,063
Burke & Herbert Financial
Services Corp. 261 15,362
Business First Bancshares, Inc. 1,429 35,039
*BV Financial, Inc. 1,037 16,903
Byline Bancorp, Inc. 1,981 52,972
C&F Financial Corp. 240 16,418
#Cadence Bank 9,282 350,303
*California Bancorp 6 111
Camden National Corp. 476 18,159
Capital Bancorp, Inc. 4 111
Capital City Bank Group, Inc. 600 23,340
Capital One Financial Corp. 17,918 3,941,781
Capitol Federal Financial, Inc. 8,171 49,353
Carlyle Group, Inc. (The) 28,667 1,528,524
*Carter Bankshares, Inc. 1,073 18,327
Cass Information Systems, Inc. 539 21,307
Cathay General Bancorp 3,453 156,939
CB Financial Services, Inc. 426 13,790
Cboe Global Markets, Inc. 6,604 1,622,207
CF Bankshares, Inc. 4 93
Shares Value†
FINANCIALS — (Continued)
Charles Schwab Corp. (The) 40,882 $ 3,864,167
Chemung Financial Corp. 377 19,103
ChoiceOne Financial Services,
Inc. 828 23,714
Chubb, Ltd. 11,055 3,061,572
Cincinnati Financial Corp. 10,395 1,606,963
Citigroup, Inc. 44,091 4,463,332
Citizens & Northern Corp. 814 15,759
Citizens Community Bancorp, Inc. 4 63
Citizens Financial Group, Inc. 30,415 1,547,211
Citizens Financial Services, Inc. 53 2,904
#*Citizens, Inc. 24 134
City Holding Co. 1,163 137,094
Civista Bancshares, Inc. 920 19,808
CME Group, Inc. 7,179 1,905,953
CNB Financial Corp. 587 14,440
CNO Financial Group, Inc. 6,659 266,493
*Coastal Financial Corp. 577 61,451
#Cohen & Steers, Inc. 3,306 225,866
*Coinbase Global, Inc., Class A 2,876 988,711
Colony Bankcorp, Inc. 794 12,696
Columbia Banking System, Inc. 8,334 223,351
*Columbia Financial, Inc. 3,279 48,365
Comerica, Inc. 4,884 373,626
Commerce Bancshares, Inc. 7,557 397,725
Community Financial System, Inc. 4,579 254,043
Community Trust Bancorp, Inc. 713 36,502
Community West Bancshares 1,325 28,063
ConnectOne Bancorp, Inc. 2,187 52,619
*Consumer Portfolio Services,
Inc. 4 34
Corebridge Financial, Inc. 63,252 2,059,485
*Corpay, Inc. 50 13,017
Crawford & Co., Class A 1,947 21,086
Crawford & Co., Class B 8 80
#*Credit Acceptance Corp. 648 289,876
Cullen/Frost Bankers, Inc. 2,477 305,018
*Customers Bancorp, Inc. 2,409 161,692
CVB Financial Corp. 7,163 131,584
Diamond Hill Investment Group,
Inc. 262 33,628
Dime Community Bancshares,
Inc. 1,876 49,245
Donegal Group, Inc., Class A 1,258 23,587
*Donnelley Financial Solutions,
Inc. 1,221 56,105
Eagle Bancorp Montana, Inc. 1,062 17,236
Eagle Bancorp, Inc. 1,404 23,517
East West Bancorp, Inc. 5,229 531,266
Eastern Bankshares, Inc. 11,204 196,406
*eHealth, Inc. 8 42
Employers Holdings, Inc. 3,601 137,306
Enact Holdings, Inc. 7,758 277,116
*Encore Capital Group, Inc. 2,173 90,353
*Enova International, Inc. 2,216 264,967
Enterprise Financial Services
Corp. 1,631 85,415
Equitable Holdings, Inc. 31,863 1,574,032
Equity Bancshares, Inc., Class A 800 32,408

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
#Erie Indemnity Co., Class A 2,847 $ 833,146
#Esquire Financial Holdings, Inc. 334 31,329
Essent Group, Ltd. 16,135 977,297
*Euronet Worldwide, Inc. 988 74,950
Evercore, Inc. 2,263 666,589
Everest Group, Ltd. 4,923 1,548,382
EVERTEC, Inc. 980 27,901
*EZCORP, Inc., Class A 3,654 66,686
F&G Annuities & Life, Inc. 965 28,612
FactSet Research Systems, Inc. 215 57,362
Farmers & Merchants Bancorp,
Inc. 569 13,599
Farmers National Banc Corp. 2,113 27,427
*FB Bancorp, Inc. 874 10,593
FB Financial Corp. 2,648 143,018
Federal Agricultural Mortgage
Corp., Class A 91 10,911
Federal Agricultural Mortgage
Corp., Class C 1,278 202,742
Federated Hermes, Inc. 6,767 328,064
Fidelis Insurance Holdings, Ltd. 10,670 191,847
Fidelity National Financial, Inc. 34,105 1,883,960
Fidelity National Information
Services, Inc. 16,169 1,010,886
*Fifth District Bancorp, Inc. 753 10,053
Fifth Third Bancorp 12,866 535,483
#*Finance Of America Cos., Inc.,
Class A 636 13,992
Financial Institutions, Inc. 1,200 34,116
Finward Bancorp 552 19,403
*Finwise Bancorp 1,164 22,337
First American Financial Corp. 9,193 574,654
First Bancorp 2,515 122,078
First Bancorp 9,087 177,106
First Bancorp, Inc. (The) 625 15,494
First Bank 934 14,589
First Busey Corp. 5,097 113,969
First Business Financial Services,
Inc. 300 15,183
First Capital, Inc. 209 8,997
#First Citizens BancShares, Inc.,
Class A 292 532,847
First Commonwealth Financial
Corp. 6,529 99,828
First Community Bankshares, Inc. 808 26,131
First Financial Bancorp 4,162 97,432
First Financial Bankshares, Inc. 5,151 159,114
First Financial Corp. 636 33,912
*First Foundation, Inc. 2,500 13,600
First Hawaiian, Inc. 7,880 193,296
First Horizon Corp. 20,097 429,272
First Internet Bancorp 751 13,323
First Interstate BancSystem, Inc.,
Class A 6,006 187,687
First Merchants Corp. 4,372 155,119
First Mid Bancshares, Inc. 1,283 45,842
First National Corp. 617 13,895
First Northwest Bancorp 304 2,757
Shares Value†
FINANCIALS — (Continued)
First Savings Financial Group,
Inc. 511 $ 15,126
First United Corp. 414 14,295
First US Bancshares, Inc. 614 7,902
*First Western Financial, Inc. 548 12,653
FirstCash Holdings, Inc. 1,959 310,501
#*FirstSun Capital Bancorp 2,199 74,854
*Fiserv, Inc. 7,028 468,697
Five Star Bancorp 539 19,140
#Flagstar Bank NA 16,520 188,658
Flushing Financial Corp. 1,612 22,036
*Flywire Corp. 3,744 49,870
FNB Corp. 17,500 275,100
Franklin Resources, Inc. 29,473 666,385
FS Bancorp, Inc. 420 16,250
Fulton Financial Corp. 12,282 213,338
FVCBankcorp, Inc. 109 1,332
#GCM Grosvenor, Inc., Class A 1,673 19,256
*Genworth Financial, Inc. 51,833 437,471
German American Bancorp, Inc. 1,787 68,871
Glacier Bancorp, Inc. 4,880 199,348
Glen Burnie Bancorp 106 492
Global Payments, Inc. 7,370 573,091
Globe Life, Inc. 8,472 1,114,153
*GoHealth, Inc., Class A 2,003 7,932
Goldman Sachs Group, Inc. (The) 12,172 9,608,212
Goosehead Insurance, Inc., Class
A 557 38,249
Great Southern Bancorp, Inc. 504 28,073
*Green Dot Corp., Class A 2,879 33,425
*Greenlight Capital Re, Ltd.,
Class A 3,824 46,347
Guild Holdings Co., Class A 838 16,659
*Hagerty, Inc., Class A 1,173 13,161
*Hamilton Insurance Group, Ltd.,
Class B 1,980 46,867
#Hamilton Lane, Inc., Class A 3,116 355,099
Hancock Whitney Corp. 2,881 164,534
Hanmi Financial Corp. 762 20,117
#Hanover Bancorp, Inc. 411 8,512
Hanover Insurance Group, Inc.
(The) 4,651 794,763
#HarborOne Bancorp, Inc. 1,388 16,795
Hartford Insurance Group, Inc.
(The) 28,121 3,492,066
Hawthorn Bancshares, Inc. 732 22,114
HBT Financial, Inc. 1,590 38,780
HCI Group, Inc. 923 188,301
Hennessy Advisors, Inc. 375 3,656
Heritage Commerce Corp. 3,000 31,200
Heritage Financial Corp. 1,506 33,418
*Heritage Global, Inc. 5,068 7,450
*Heritage Insurance Holdings, Inc. 3,414 80,673
*Hippo Holdings, Inc. 1,615 59,400
Home Bancorp, Inc. 298 15,839
Home BancShares, Inc. 11,368 303,639
Home Federal Bancorp, Inc. of
Louisiana 810 13,219
HomeTrust Bancshares, Inc. 792 31,134

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Hope Bancorp, Inc. 11,607 $ 121,757
Horace Mann Educators Corp. 6,445 288,156
Horizon Bancorp, Inc. 1,920 29,952
Houlihan Lokey, Inc. 3,143 562,848
Huntington Bancshares, Inc. 54,913 847,857
IF Bancorp, Inc. 400 10,294
Independent Bank Corp. 522 15,775
Independent Bank Corp. 2,038 137,137
Interactive Brokers Group, Inc. 8,308 584,551
Intercontinental Exchange, Inc. 7,987 1,168,418
International Bancshares Corp. 3,059 203,056
Invesco, Ltd. 55,400 1,312,980
Investar Holding Corp. 685 16,276
Investors Title Co. 79 20,429
Jack Henry & Associates, Inc. 188 28,001
Jackson Financial, Inc., Class A 6,505 655,769
James River Group Holdings, Ltd. 3,561 18,161
Janus Henderson Group PLC 14,264 621,340
Jefferies Financial Group, Inc. 13,494 712,888
JPMorgan Chase & Co. 93,178 28,989,539
Kearny Financial Corp. 3,897 24,902
Kemper Corp. 7,671 345,118
*Kentucky First Federal Bancorp 3,047 12,218
*Kestrel Group, Ltd. 177 3,512
KeyCorp 75,413 1,326,515
Kingstone Cos., Inc. 2,889 42,122
#Kinsale Capital Group, Inc. 1,972 787,755
KKR & Co., Inc. 16,334 1,932,802
Lake Shore Bancorp, Inc. 10 138
Lakeland Financial Corp. 1,666 95,045
Landmark Bancorp, Inc. 219 5,626
Lazard, Inc. 7,442 363,170
#*Lemonade, Inc. 933 56,055
*LendingClub Corp. 11,014 191,533
*LendingTree, Inc. 468 29,952
Lincoln National Corp. 26,719 1,122,198
LINKBANCORP, Inc. 1,833 12,886
Live Oak Bancshares, Inc. 2,311 71,965
LPL Financial Holdings, Inc. 7,767 2,930,567
M&T Bank Corp. 5,931 1,090,533
Magyar Bancorp, Inc. 105 1,811
MainStreet Bancshares, Inc. 585 10,852
*Markel Group, Inc. 50 98,726
MarketAxess Holdings, Inc. 2,955 472,977
Marsh & McLennan Cos., Inc. 12,777 2,276,223
Mastercard, Inc., Class A 24,118 13,312,895
*Mechanics Bancorp 1,659 22,214
Mercantile Bank Corp. 682 29,906
Merchants Bancorp 3,424 106,795
Mercury General Corp. 4,894 378,306
Meridian Corp. 1,098 15,690
MetLife, Inc. 65,537 5,231,163
Metrocity Bankshares, Inc. 1,337 34,241
Metropolitan Bank Holding Corp. 602 39,895
MGIC Investment Corp. 17,185 471,213
Mid Penn Bancorp, Inc. 540 15,363
Middlefield Banc Corp. 169 5,509
Midland States Bancorp, Inc. 1,012 14,816
Shares Value†
FINANCIALS — (Continued)
MidWestOne Financial Group,
Inc. 487 $ 18,014
Moelis & Co., Class A 5,259 333,052
Moody's Corp. 5,183 2,489,395
Morgan Stanley 40,461 6,635,604
Morningstar, Inc. 1,779 377,682
MSCI, Inc. 4,159 2,447,779
MVB Financial Corp. 504 12,892
Nasdaq, Inc. 21,793 1,863,084
National Bank Holdings Corp.,
Class A 2,174 77,525
National Bankshares, Inc. 318 9,104
Navient Corp. 9,675 118,325
NBT Bancorp, Inc. 3,672 148,606
*NCR Atleos Corp. 3,379 124,685
Nelnet, Inc., Class A 833 107,499
*NerdWallet, Inc., Class A 7,534 87,922
*NI Holdings, Inc. 720 9,504
Nicolet Bankshares, Inc. 631 74,546
*NMI Holdings, Inc. 9,980 363,571
Northeast Bank 263 22,692
Northeast Community Bancorp,
Inc. 8 157
Northern Trust Corp. 9,296 1,196,116
Northfield Bancorp, Inc. 2,424 24,773
Northrim Bancorp, Inc. 1,148 25,233
Northwest Bancshares, Inc. 9,083 106,362
#Norwood Financial Corp. 542 14,423
OceanFirst Financial Corp. 2,956 53,740
OFG Bancorp 2,001 77,359
Ohio Valley Banc Corp. 4 140
#Old National Bancorp 21,262 434,383
Old Republic International Corp. 24,053 949,131
Old Second Bancorp, Inc. 1,295 23,245
OneMain Holdings, Inc. 9,102 538,747
*Onity Group, Inc. 4 150
OP Bancorp 202 2,697
*Open Lending Corp. 5,919 11,246
*Oportun Financial Corp. 2,843 15,153
Oppenheimer Holdings, Inc.,
Class A 620 43,251
OppFi, Inc. 1,115 10,871
*OptimumBank Holdings, Inc. 2,960 12,106
Orange County Bancorp, Inc. 214 5,232
Origin Bancorp, Inc. 1,701 58,957
Orrstown Financial Services, Inc. 694 23,096
#*Oscar Health, Inc., Class A 14,014 252,252
*Oxbridge Re Holdings, Ltd. 1,049 1,615
*Palomar Holdings, Inc. 2,582 294,374
Park National Corp. 621 94,510
Parke Bancorp, Inc. 795 17,180
Pathfinder Bancorp, Inc. 214 3,274
Pathward Financial, Inc. 2,458 167,291
*Payoneer Global, Inc. 31,874 184,550
*PayPal Holdings, Inc. 77,181 5,346,328
#*Paysafe, Ltd. 3,389 37,313
*Paysign, Inc. 8 41
*PB Bankshares, Inc. 698 13,848

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
PCB Bancorp 600 $ 12,642
Peapack-Gladstone Financial
Corp. 808 20,442
PennyMac Financial Services,
Inc. 4,203 528,779
Peoples Bancorp of North
Carolina, Inc. 810 23,838
Peoples Bancorp, Inc. 1,582 45,245
Peoples Financial Services Corp. 389 17,326
#Perella Weinberg Partners 3,945 73,693
Pinnacle Financial Partners, Inc. 3,165 269,690
*Pioneer Bancorp, Inc. 968 12,720
Piper Sandler Cos. 999 318,941
PJT Partners, Inc., Class A 916 147,577
Plumas Bancorp 264 10,835
PNC Financial Services Group,
Inc. (The) 6,886 1,257,039
*Ponce Financial Group, Inc. 4 56
Popular, Inc. 3,081 343,439
*PRA Group, Inc. 2,600 35,646
Preferred Bank/Los Angeles CA 591 53,338
Primerica, Inc. 3,591 933,193
Primis Financial Corp. 1,105 12,028
Princeton Bancorp, Inc. 399 12,401
Principal Financial Group, Inc. 18,184 1,528,183
*Priority Technology Holdings,
Inc. 3,003 20,901
*ProAssurance Corp. 3,813 91,321
PROG Holdings, Inc. 6,535 189,058
Progressive Corp. (The) 20,604 4,244,424
Prosperity Bancshares, Inc. 4,382 288,423
*Provident Bancorp, Inc. 1,197 15,262
Provident Financial Holdings, Inc. 846 13,215
Provident Financial Services, Inc. 7,759 141,912
Prudential Financial, Inc. 27,449 2,854,696
QCR Holdings, Inc. 709 52,743
Radian Group, Inc. 5,276 179,067
Raymond James Financial, Inc. 8,478 1,345,204
RBB Bancorp 714 13,302
Red River Bancshares, Inc. 313 20,677
Regional Management Corp. 1,300 51,155
Regions Financial Corp. 29,081 703,760
Reinsurance Group of America,
Inc. 7,740 1,412,240
*Remitly Global, Inc. 1,998 32,048
RenaissanceRe Holdings, Ltd. 6,835 1,736,705
Renasant Corp. 6,497 218,494
Republic Bancorp, Inc., Class A 938 61,814
*Rhinebeck Bancorp, Inc. 1 10
Richmond Mutual Bancorp, Inc. 4 53
Riverview Bancorp, Inc. 1,843 9,547
RLI Corp. 10,193 600,979
*Robinhood Markets, Inc., Class
A 61,279 8,994,532
Rocket Cos., Inc., Class A 2,810 46,815
S&P Global, Inc. 5,360 2,611,446
S&T Bancorp, Inc. 2,731 100,064
Safety Insurance Group, Inc. 1,965 135,054
SB Financial Group, Inc. 539 10,543
Shares Value†
FINANCIALS — (Continued)
Seacoast Banking Corp. of
Florida 2,694 $ 81,628
*Security National Financial
Corp., Class A 1,926 15,350
SEI Investments Co. 8,547 688,974
Selective Insurance Group, Inc. 5,443 410,076
*Selectquote, Inc. 5,117 10,643
ServisFirst Bancshares, Inc. 2,017 141,735
Shore Bancshares, Inc. 1,531 23,899
*Siebert Financial Corp. 2,717 7,635
Sierra Bancorp 1,100 31,658
Silvercrest Asset Management
Group, Inc., Class A 20 283
Simmons First National Corp.,
Class A 7,518 130,663
*SiriusPoint, Ltd. 19,154 348,603
*Skyward Specialty Insurance
Group, Inc. 5,629 256,626
#SLM Corp. 30,246 812,105
SmartFinancial, Inc. 513 17,940
#*SoFi Technologies, Inc. 71,262 2,115,056
Sound Financial Bancorp, Inc. 211 9,419
South Plains Financial, Inc. 425 15,512
*Southern First Bancshares, Inc. 356 15,607
Southern Missouri Bancorp, Inc. 545 28,580
Southside Bancshares, Inc. 730 20,528
SOUTHSTATE BANK Corp. 5,581 494,756
SR Bancorp, Inc. 844 12,424
State Street Corp. 10,717 1,239,528
Stellar Bancorp, Inc. 1,786 52,562
*Sterling Bancorp, Inc. 1,366 –
Stewart Information Services
Corp. 3,542 241,812
Stifel Financial Corp. 5,968 706,790
Stock Yards Bancorp, Inc. 2,740 178,155
*StoneX Group, Inc. 3,483 320,157
Summit State Bank 557 6,110
SWK Holdings Corp. 4 65
Synchrony Financial 19,140 1,423,633
Synovus Financial Corp. 5,311 237,083
T. Rowe Price Group, Inc. 13,867 1,421,784
*Texas Capital Bancshares, Inc. 2,131 178,663
TFS Financial Corp. 5,372 71,448
*Third Coast Bancshares, Inc. 519 19,073
Timberland Bancorp, Inc. 411 13,201
Tiptree, Inc. 1,960 34,712
*Toast, Inc., Class A 14,836 536,173
Tompkins Financial Corp. 896 56,860
Towne Bank 3,013 97,953
#TPG, Inc. 3,671 202,052
Tradeweb Markets, Inc., Class A 3,712 391,208
Travelers Cos., Inc. (The) 22,535 6,053,352
TriCo Bancshares 1,866 82,533
*Triumph Financial, Inc. 1,153 62,792
Truist Financial Corp. 32,966 1,471,273
#*Trupanion, Inc. 3,259 130,327
TrustCo Bank Corp. 912 34,392
Trustmark Corp. 2,671 99,415
UMB Financial Corp. 4,967 530,873

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Union Bankshares, Inc. 409 $ 9,333
United Bancorp, Inc. 808 10,585
United Bankshares, Inc. 5,146 184,175
United Community Banks, Inc. 4,694 137,065
United Fire Group, Inc. 2,163 65,387
United Security Bancshares 1,443 13,225
Unity Bancorp, Inc. 411 18,664
Universal Insurance Holdings, Inc. 1,910 58,866
Univest Financial Corp. 1,526 44,803
Unum Group 14,482 1,063,268
US Bancorp 32,021 1,494,740
USCB Financial Holdings, Inc. 1,000 17,260
Valley National Bancorp 39,094 424,952
*Velocity Financial, Inc. 2,524 46,997
#Victory Capital Holdings, Inc.,
Class A 6,706 417,583
Virginia National Bankshares
Corp. 4 159
Virtu Financial, Inc., Class A 7,176 250,012
Virtus Investment Partners, Inc. 1,374 223,715
Visa, Inc., Class A 46,050 15,691,077
Voya Financial, Inc. 9,781 728,293
W. R. Berkley Corp. 14,256 1,017,023
WaFd, Inc. 10,650 309,170
Walker & Dunlop, Inc. 2,617 209,151
Washington Trust Bancorp, Inc. 800 21,792
Waterstone Financial, Inc. 1,600 24,480
Webster Financial Corp. 9,050 516,212
Wells Fargo & Co. 47,364 4,119,247
WesBanco, Inc. 4,514 135,871
West Bancorp, Inc. 4 85
Westamerica Bancorp 2,180 103,877
Western Alliance Bancorp 5,790 447,857
Western New England Bancorp,
Inc. 2,200 25,014
Western Union Co. (The) 6,112 57,025
Westwood Holdings Group, Inc. 800 13,400
*WEX, Inc. 3,652 532,754
White Mountains Insurance
Group, Ltd. 180 342,821
Willis Towers Watson PLC 6,980 2,185,438
Wintrust Financial Corp. 3,512 456,630
#WisdomTree, Inc. 11,245 134,490
*World Acceptance Corp. 296 37,731
WSFS Financial Corp. 2,735 142,466
Zions Bancorp NA 15,248 794,573
TOTAL FINANCIALS 307,160,896
HEALTH CARE — (10.0%)
Abbott Laboratories 24,362 3,011,630
AbbVie, Inc. 58,152 12,679,462
*AC Immune SA 2,823 9,542
*Accuray, Inc. 60 85
*Aclaris Therapeutics, Inc. 8,363 21,075
Acme United Corp. 277 10,529
*AdaptHealth Corp. 12,823 115,279
*Addus HomeCare Corp. 626 73,173
*ADMA Biologics, Inc. 1,252 19,381
Agilent Technologies, Inc. 11,406 1,669,382
Shares Value†
HEALTH CARE — (Continued)
*agilon health, Inc. 8,834 $ 7,036
*Align Technology, Inc. 2,034 280,448
*Alkermes PLC 5,943 182,450
*Alnylam Pharmaceuticals, Inc. 2,173 990,975
*American Shared Hospital
Services 136 307
*American Well Corp., Class A 6,200 32,364
Amgen, Inc. 18,245 5,444,855
*AngioDynamics, Inc. 3,043 36,607
*Artivion, Inc. 551 24,999
#*Astrana Health, Inc. 2,990 93,318
*AtriCure, Inc. 1,767 61,050
#*aTyr Pharma, Inc. 5,626 4,872
*Aura Biosciences, Inc. 2,409 14,767
*Avanos Medical, Inc. 2,900 32,219
#*Avantor, Inc. 4,228 49,975
*Aveanna Healthcare Holdings,
Inc. 6,294 56,961
*Axogen, Inc. 1,592 35,374
*Aytu BioPharma, Inc. 4,805 10,907
*Azenta, Inc. 1,795 54,209
#*Beam Therapeutics, Inc. 501 12,530
Becton Dickinson & Co. 6,494 1,160,543
*Biogen, Inc. 4,378 675,394
*BioLife Solutions, Inc. 1,200 33,444
*BioMarin Pharmaceutical, Inc. 3,811 204,155
#*Bio-Rad Laboratories, Inc.,
Class A 1,375 439,381
#Bio-Techne Corp. 2,642 165,310
*Boston Scientific Corp. 27,592 2,779,066
#*BrightSpring Health Services,
Inc. 4,991 164,953
Bristol-Myers Squibb Co. 94,100 4,335,187
*Brookdale Senior Living, Inc. 7,000 64,890
*Bullfrog AI Holdings, Inc. 200 256
#*Butterfly Network, Inc. 200 538
*Cadrenal Therapeutics, Inc. 914 12,490
Cardinal Health, Inc. 8,366 1,595,982
*CareDx, Inc. 1,945 29,175
*Castle Biosciences, Inc. 1,410 35,955
Cencora, Inc. 11,825 3,994,603
*Centene Corp. 20,594 728,410
#*Certara, Inc. 12,558 146,050
*Champions Oncology, Inc. 201 1,373
*Charles River Laboratories
International, Inc. 1,855 334,030
Chemed Corp. 539 232,471
Cigna Group (The) 15,105 3,691,813
#*Clover Health Investments
Corp. 36,808 129,932
*Collegium Pharmaceutical, Inc. 8 288
*Community Health Systems, Inc. 24 93
Concentra Group Holdings
Parent, Inc. 3,093 61,613
CONMED Corp. 1,745 76,780
*Cooper Cos., Inc. (The) 6,567 459,099
*CorVel Corp. 1,952 144,350
*Coya Therapeutics, Inc. 137 866
*CryoPort, Inc. 5,405 49,942

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Cumberland Pharmaceuticals,
Inc. 2,780 $ 8,312
CVS Health Corp. 34,655 2,708,288
*Cytek Biosciences, Inc. 10,300 40,170
Danaher Corp. 13,847 2,982,367
#*DaVita, Inc. 2,043 243,158
*Definitive Healthcare Corp. 3,600 9,972
DENTSPLY SIRONA, Inc. 9,065 114,310
*Dexcom, Inc. 12,208 710,750
*Doximity, Inc., Class A 10,498 692,868
#*Dynavax Technologies Corp. 1,721 17,657
*Edwards Lifesciences Corp. 19,671 1,621,874
#*Elanco Animal Health, Inc. 3,520 77,968
*Electromed, Inc. 4 96
Elevance Health, Inc. 10,773 3,417,196
Eli Lilly & Co. 24,200 20,881,212
Embecta Corp. 3,365 44,889
#*Emergent BioSolutions, Inc. 2,661 33,209
Encompass Health Corp. 4,419 503,103
*Enhabit, Inc. 3,791 30,821
#*Enovis Corp. 3,667 114,557
Ensign Group, Inc. (The) 2,107 379,471
*Envista Holdings Corp. 15,215 309,625
*Exact Sciences Corp. 10,995 711,267
*Exagen, Inc. 3,419 39,900
*FONAR Corp. 938 14,108
*Forian, Inc. 683 1,530
#*Fulgent Genetics, Inc. 2,221 49,861
GE HealthCare Technologies, Inc. 21,765 1,631,287
*GeneDx Holdings Corp. 1,002 137,184
Gilead Sciences, Inc. 46,679 5,591,677
*Glaukos Corp. 1,546 136,156
*Globus Medical, Inc. 7,765 468,928
*GRAIL, Inc. 256 23,534
*Halozyme Therapeutics, Inc. 9,199 599,683
HCA Healthcare, Inc. 2,060 946,941
*HealthEquity, Inc. 6,742 637,658
HealthStream, Inc. 1,825 44,895
*Henry Schein, Inc. 12,065 762,508
#*Hims & Hers Health, Inc. 6,570 298,672
*Hologic, Inc. 17,601 1,300,890
Humana, Inc. 6,356 1,768,176
*ICON PLC 1,171 201,201
*ICU Medical, Inc. 1,743 209,317
*IDEXX Laboratories, Inc. 3,076 1,936,373
*Illumina, Inc. 6,987 863,174
*ImmuCell Corp. 568 3,522
*Incyte Corp. 15,629 1,460,999
*InfuSystem Holdings, Inc. 2,009 20,813
*Inogen, Inc. 3,200 26,368
*Insmed, Inc. 2,528 479,309
#*Inspire Medical Systems, Inc. 1,557 112,229
#*Instil Bio, Inc. 1,000 17,640
*Insulet Corp. 4,315 1,350,638
*Integer Holdings Corp. 1,930 124,620
*Intuitive Surgical, Inc. 6,049 3,231,860
*IQVIA Holdings, Inc. 11,950 2,586,697
iRadimed Corp. 498 38,251
Shares Value†
HEALTH CARE — (Continued)
Johnson & Johnson 81,613 $ 15,414,247
*Joint Corp. (The) 963 7,598
*Kewaunee Scientific Corp. 39 1,631
*Krystal Biotech, Inc. 197 38,909
Labcorp Holdings, Inc. 3,391 861,178
*Lantern Pharma, Inc. 1,924 7,715
LeMaitre Vascular, Inc. 1,272 110,168
*LifeStance Health Group, Inc. 23,857 116,899
*Lipocine, Inc. 2,500 6,775
*Lisata Therapeutics, Inc. 100 279
*LivaNova PLC 2,212 116,418
*Masimo Corp. 723 101,690
McKesson Corp. 4,666 3,785,712
*Medpace Holdings, Inc. 1,967 1,150,518
Medtronic PLC 35,722 3,239,985
Merck & Co., Inc. 58,061 4,992,085
*Merit Medical Systems, Inc. 3,286 287,656
Mesa Laboratories, Inc. 365 26,240
*Mettler-Toledo International, Inc. 915 1,295,905
*MiMedx Group, Inc. 8,667 66,303
*Mineralys Therapeutics, Inc. 791 32,320
#*Moderna, Inc. 3,342 90,769
*Molina Healthcare, Inc. 3,218 492,547
#*Monte Rosa Therapeutics, Inc. 6,273 80,608
*Natera, Inc. 4,574 909,906
National HealthCare Corp. 421 50,284
*Niagen Bioscience, Inc. 4,544 34,262
*Novocure, Ltd. 1,704 21,828
*Nuvalent, Inc., Class A 704 69,921
*Olema Pharmaceuticals, Inc. 2,345 21,035
*Omnicell, Inc. 4,062 136,361
*OptimizeRx Corp. 2,828 57,946
*Option Care Health, Inc. 9,377 244,083
*OraSure Technologies, Inc. 13,900 38,086
*Orchestra BioMed Holdings, Inc. 3,919 15,284
*Orthofix Medical, Inc. 4,455 68,785
*OrthoPediatrics Corp. 3,100 52,204
*Pediatrix Medical Group, Inc. 9,777 165,916
*Pennant Group, Inc. (The) 1,521 37,614
*Penumbra, Inc. 810 184,170
Perrigo Co. PLC 6,610 137,091
#*Personalis, Inc. 5,837 56,269
Pfizer, Inc. 124,891 3,078,563
*Phreesia, Inc. 3,449 78,085
*Precipio, Inc. 1,008 20,886
#Premier, Inc., Class A 14,727 414,123
*Prestige Consumer Healthcare,
Inc. 5,233 317,120
*Privia Health Group, Inc. 7,241 175,956
*Progyny, Inc. 11,638 217,747
*Protalix BioTherapeutics, Inc. 7,085 16,791
*Pulmatrix, Inc. 937 4,573
Quest Diagnostics, Inc. 4,421 777,875
*QuidelOrtho Corp. 1,866 50,363
*RadNet, Inc. 3,796 288,458
Regeneron Pharmaceuticals, Inc. 1,734 1,130,221
*Repligen Corp. 3,725 555,249
ResMed, Inc. 6,155 1,519,546

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#Revvity, Inc. 8,071 $ 755,365
*Roivant Sciences, Ltd. 3,028 60,530
*Sanara Medtech, Inc. 441 12,921
*Schrodinger, Inc. 3,345 70,379
*Seer, Inc. 11,353 25,090
Select Medical Holdings Corp. 3,833 53,010
#*Sensus Healthcare, Inc. 2,267 7,232
*Solventum Corp. 1,237 85,402
*Sotera Health Co. 4,102 68,093
STERIS PLC 2,811 662,553
Stryker Corp. 6,323 2,252,506
*Talkspace, Inc. 11,559 37,336
*Teladoc Health, Inc. 11,577 99,910
Teleflex, Inc. 339 42,195
#*Tempus AI, Inc. 1,022 91,827
*Tenax Therapeutics, Inc. 2,535 18,607
*Tenet Healthcare Corp. 4,324 892,863
Thermo Fisher Scientific, Inc. 7,921 4,494,296
#*TransMedics Group, Inc. 1,190 156,533
*Treace Medical Concepts, Inc. 6,880 43,963
*Trevi Therapeutics, Inc. 4,933 57,519
*TruBridge, Inc. 1,361 26,158
UnitedHealth Group, Inc. 30,271 10,339,363
Universal Health Services, Inc.,
Class B 1,918 416,225
US Physical Therapy, Inc. 892 76,953
Utah Medical Products, Inc. 465 27,017
*Varex Imaging Corp. 3,600 42,084
*Veeva Systems, Inc., Class A 6,633 1,931,530
*Veracyte, Inc. 9,356 337,564
*Vertex Pharmaceuticals, Inc. 4,952 2,107,423
Viatris, Inc. 14,623 151,494
*Vicarious Surgical, Inc. 2,500 13,325
#*Vivos Therapeutics, Inc. 1,231 3,176
*Vor BioPharma, Inc. 867 20,903
*Waters Corp. 4,078 1,425,669
*Waystar Holding Corp. 6,290 225,497
West Pharmaceutical Services,
Inc. 514 144,984
*XOMA Royalty Corp. 4 132
Zimmer Biomet Holdings, Inc. 13,259 1,333,325
Zoetis, Inc. 8,797 1,267,560
*Zymeworks, Inc. 1,270 24,238
TOTAL HEALTH CARE 182,727,438
INDUSTRIALS — (12.7%)
#*3D Systems Corp. 11,500 32,890
3M Co. 11,638 1,937,727
A.O. Smith Corp. 7,256 478,823
#AAON, Inc. 4,501 442,853
*AAR Corp. 3,127 263,325
ABM Industries, Inc. 6,678 287,154
ACCO Brands Corp. 4,444 16,709
Acuity, Inc. 2,125 775,731
*ACV Auctions, Inc., Class A 6,735 61,086
Advanced Drainage Systems, Inc. 3,125 437,656
AECOM 17,195 2,310,148
#*AeroVironment, Inc. 1,527 564,853
*AerSale Corp. 3,200 23,744
Shares Value†
INDUSTRIALS — (Continued)
AGCO Corp. 7,113 $ 733,777
*Air Industries Group 439 1,436
Air Lease Corp. 13,524 863,643
*Air T, Inc. 227 5,319
Alamo Group, Inc. 974 174,073
Albany International Corp. 1,265 71,574
Alight, Inc., Class A 46,057 132,644
Allegion PLC 6,467 1,072,035
Allient, Inc. 1,064 58,180
Allison Transmission Holdings,
Inc. 4,549 375,520
*Alpha Pro Tech, Ltd. 8 36
Alta Equipment Group, Inc. 2,527 15,465
*Amentum Holdings, Inc. 11,874 266,096
*American Superconductor Corp. 1,341 79,427
*American Woodmark Corp. 464 29,571
AMETEK, Inc. 9,822 1,985,124
*API Group Corp. 34,220 1,259,980
Apogee Enterprises, Inc. 1,083 39,649
Applied Industrial Technologies,
Inc. 3,285 844,541
ArcBest Corp. 684 50,835
Arcosa, Inc. 1,080 110,160
Argan, Inc. 901 275,895
Armstrong World Industries, Inc. 1,450 276,124
*Art's-Way Manufacturing Co.,
Inc. 4,443 10,974
Astec Industries, Inc. 1,450 67,469
*Astronics Corp. 1,361 66,934
*Asure Software, Inc. 8 71
*ATI, Inc. 5,057 500,491
Atkore, Inc. 1,132 78,391
Atmus Filtration Technologies,
Inc. 2,658 120,886
Automatic Data Processing, Inc. 19,884 5,175,805
AZZ, Inc. 1,082 108,038
Barrett Business Services, Inc. 2,631 106,477
#*BlackSky Technology, Inc. 365 7,709
#*Blue Bird Corp. 1,005 50,210
*BlueLinx Holdings, Inc. 724 47,379
Boise Cascade Co. 1,258 88,676
Booz Allen Hamilton Holding
Corp. 14,881 1,297,028
*Bowman Consulting Group, Ltd. 4 173
Brady Corp., Class A 2,973 225,680
*BrightView Holdings, Inc. 2,582 31,810
Brink's Co. (The) 1,584 176,077
Broadridge Financial Solutions,
Inc. 5,353 1,179,801
*Builders FirstSource, Inc. 9,070 1,053,662
BWX Technologies, Inc. 4,834 1,032,591
#*Byrna Technologies, Inc. 2,138 43,295
*CACI International, Inc., Class A 1,851 1,040,725
#Cadre Holdings, Inc. 740 31,420
#Carlisle Cos., Inc. 3,279 1,065,839
Carpenter Technology Corp. 3,124 986,872
Carrier Global Corp. 31,600 1,879,884
Caterpillar, Inc. 13,330 7,694,876
*CBIZ, Inc. 3,270 179,850

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*CECO Environmental Corp. 1,101 $ 53,828
CH Robinson Worldwide, Inc. 15,222 2,344,036
#*Chart Industries, Inc. 3,339 666,531
*Cimpress PLC 1,391 96,271
Cintas Corp. 5,507 1,009,268
#Civeo Corp. 756 15,710
#*Clarivate PLC 24,581 83,575
*Clean Harbors, Inc. 656 138,095
CNH Industrial NV 123,155 1,291,896
Comfort Systems USA, Inc. 2,492 2,406,225
#Concentrix Corp. 4,775 192,480
Concrete Pumping Holdings, Inc. 1,920 12,269
*Conduent, Inc. 9,315 22,170
#*Construction Partners, Inc.,
Class A 1,779 203,429
*Copart, Inc. 36,344 1,563,155
*Core & Main, Inc., Class A 16,888 881,216
*Costamare Bulkers Holdings,
Ltd. 3,300 42,702
Covenant Logistics Group, Inc. 1,010 20,372
*CPI Aerostructures, Inc. 3,073 7,652
CRA International, Inc. 902 171,822
Crane Co. 3,352 636,880
CSG Systems International, Inc. 3,514 275,041
CSW Industrials, Inc. 554 138,733
CSX Corp. 35,572 1,281,303
Cummins, Inc. 7,495 3,280,412
Curtiss-Wright Corp. 2,270 1,352,307
*Custom Truck One Source, Inc. 14,938 87,985
*Dayforce, Inc. 16,332 1,122,662
Deere & Co. 11,143 5,143,943
Deluxe Corp. 4,533 82,093
*Distribution Solutions Group, Inc. 3,066 83,824
*DNOW, Inc. 16,904 248,489
Donaldson Co., Inc. 8,838 744,601
Douglas Dynamics, Inc. 1,749 52,872
Dover Corp. 5,845 1,060,634
*Ducommun, Inc. 775 71,106
*DXP Enterprises, Inc. 1,230 147,170
*Dycom Industries, Inc. 1,212 348,801
Eastern Co. (The) 4 85
Eaton Corp. PLC 6,671 2,545,387
EMCOR Group, Inc. 2,398 1,620,520
Emerson Electric Co. 13,672 1,908,201
*Energy Recovery, Inc. 1,600 27,376
Enerpac Tool Group Corp. 3,978 163,257
EnerSys 1,752 221,032
Ennis, Inc. 1,922 31,521
Enpro, Inc. 1,346 312,285
*Enviri Corp. 2,820 34,432
Equifax, Inc. 8,467 1,787,384
ESAB Corp. 2,032 237,378
ESCO Technologies, Inc. 1,446 317,354
Espey Mfg. & Electronics Corp. 610 22,881
*Everus Construction Group, Inc. 2,394 217,591
EVI Industries, Inc. 8 216
*Exlservice Holdings, Inc. 11,258 440,188
Shares Value†
INDUSTRIALS — (Continued)
Expeditors International of
Washington, Inc. 18,255 $ 2,225,285
Exponent, Inc. 1,670 118,253
Fastenal Co. 34,213 1,407,865
Federal Signal Corp. 3,459 408,266
FedEx Corp. 6,792 1,723,945
Ferguson Enterprises, Inc. 12,673 3,149,241
#*First Advantage Corp. 5,386 68,025
Flowserve Corp. 8,298 566,338
*Fluor Corp. 22,778 1,110,883
Fortive Corp. 23,688 1,192,454
Fortune Brands Innovations, Inc. 6,076 308,661
*Forward Air Corp. 1,416 26,635
Franklin Electric Co., Inc. 2,808 266,114
*FreightCar America, Inc. 272 2,418
FTAI Aviation, Ltd. 4,441 767,849
*FTI Consulting, Inc. 3,797 626,543
*Gates Industrial Corp. PLC 10,924 241,202
GATX Corp. 2,585 405,457
GE Vernova, Inc. 3,753 2,196,030
*Gencor Industries, Inc. 4 54
*Generac Holdings, Inc. 4,676 785,662
General Dynamics Corp. 5,445 1,877,980
General Electric Co. 26,144 8,077,189
Genpact, Ltd. 13,562 517,390
*Gibraltar Industries, Inc. 2,815 175,628
Global Industrial Co. 2,093 59,483
Gorman-Rupp Co. (The) 1,595 71,727
Graco, Inc. 10,102 826,041
*Graham Corp. 334 20,805
#Granite Construction, Inc. 1,669 171,757
*Great Lakes Dredge & Dock
Corp. 4,208 47,761
Greenbrier Cos., Inc. (The) 2,674 111,693
Griffon Corp. 2,928 216,701
*GXO Logistics, Inc. 8,148 457,999
*Hayward Holdings, Inc. 19,909 337,856
*Healthcare Services Group, Inc. 2,154 38,492
Heartland Express, Inc. 5,091 39,710
HEICO Corp. 1,427 453,458
HEICO Corp., Class A 2,112 523,206
Heidrick & Struggles International,
Inc. 2,169 126,605
Helios Technologies, Inc. 2,893 160,156
#Herc Holdings, Inc. 1,844 261,940
Hexcel Corp. 2,057 146,870
Hillenbrand, Inc. 444 14,030
*Hillman Solutions Corp. 18,076 166,661
#HNI Corp. 3,207 131,230
Honeywell International, Inc. 17,416 3,506,363
Howmet Aerospace, Inc. 6,456 1,329,613
Hub Group, Inc., Class A 3,537 130,268
Hubbell, Inc. 3,853 1,810,910
*Hudson Technologies, Inc. 1,600 14,520
Huntington Ingalls Industries, Inc. 2,891 930,960
*Hurco Cos., Inc. 894 16,047
*Huron Consulting Group, Inc. 2,179 358,315
Hyster-Yale, Inc. 1,055 37,917

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*IBEX Holdings, Ltd. 1,990 $ 74,366
ICF International, Inc. 2,294 184,162
IDEX Corp. 4,942 847,355
*IES Holdings, Inc. 1,699 665,804
Illinois Tool Works, Inc. 11,109 2,709,707
Ingersoll Rand, Inc. 12,515 955,270
#*Innodata, Inc. 2,458 183,391
*Innovative Solutions and
Support, Inc. 2,031 19,091
Insteel Industries, Inc. 1,026 32,052
Interface, Inc. 5,472 136,253
ITT, Inc. 3,057 565,759
Jacobs Solutions, Inc. 14,638 2,280,747
*Janus International Group, Inc. 1,021 9,802
JB Hunt Transport Services, Inc. 4,260 719,344
Johnson Controls International
PLC 21,462 2,455,038
#Kadant, Inc. 881 243,737
Karat Packaging, Inc. 355 8,527
KBR, Inc. 19,218 823,299
Kennametal, Inc. 3,711 81,456
*Kirby Corp. 1,014 104,929
Korn Ferry 6,414 414,986
*Kratos Defense & Security
Solutions, Inc. 8,690 787,314
*L.B. Foster Co., Class A 4 110
L3Harris Technologies, Inc. 8,470 2,448,677
Landstar System, Inc. 3,832 492,144
*Legalzoom.com, Inc. 15,738 156,908
Leidos Holdings, Inc. 16,391 3,121,994
#Lennox International, Inc. 1,425 719,625
Leonardo DRS, Inc. 9,829 359,348
*Limbach Holdings, Inc. 1,388 131,138
Lincoln Electric Holdings, Inc. 2,083 488,359
Lindsay Corp. 1,093 121,585
*Liquidity Services, Inc. 2,162 51,758
#*Loar Holdings, Inc. 3,426 271,099
LSI Industries, Inc. 1,467 33,580
Luxfer Holdings PLC 1,692 20,642
*Lyft, Inc., Class A 25,187 515,326
*Manitowoc Co., Inc. (The) 6,316 64,234
ManpowerGroup, Inc. 1,437 44,058
Masco Corp. 14,140 915,706
*MasTec, Inc. 4,944 1,009,367
*Masterbrand, Inc. 4,234 53,475
*Matrix Service Co. 3,396 51,008
Matson, Inc. 854 86,211
Maximus, Inc. 7,928 658,975
*Mayville Engineering Co., Inc. 4 71
McGrath RentCorp 2,150 230,996
#*Mercury Systems, Inc. 4,877 377,529
*Middleby Corp. (The) 5,043 626,492
Miller Industries, Inc. 952 38,213
MillerKnoll, Inc. 3,476 54,295
*Mistras Group, Inc. 2,895 27,618
#*Mobile Infrastructure Corp. 2,157 7,377
*Montrose Environmental Group,
Inc. 457 11,827
Shares Value†
INDUSTRIALS — (Continued)
Moog, Inc., Class A 1,676 $ 343,329
*MRC Global, Inc. 10,028 139,891
#MSA Safety, Inc. 3,150 494,645
MSC Industrial Direct Co., Inc. 5,988 508,441
Mueller Industries, Inc. 4,518 478,321
Mueller Water Products, Inc.,
Class A 5,290 135,741
*MYR Group, Inc. 1,068 232,504
*Nephros, Inc. 409 2,331
*NEXTracker, Inc., Class A 21,421 2,168,234
NL Industries, Inc. 1,932 11,689
#*NN, Inc. 20 34
Nordson Corp. 4,576 1,061,403
Northrop Grumman Corp. 4,848 2,828,566
*NPK International, Inc. 5,794 71,266
#*NuScale Power Corp. 4,026 180,647
nVent Electric PLC 11,281 1,289,982
*NWPX Infrastructure, Inc. 308 18,529
Old Dominion Freight Line, Inc. 4,704 660,536
*OPENLANE, Inc. 9,710 256,538
*Optex Systems Holdings, Inc. 1,200 20,676
*Orion Group Holdings, Inc. 8 86
Oshkosh Corp. 5,986 738,014
Otis Worldwide Corp. 15,110 1,401,604
Owens Corning 632 80,460
PACCAR, Inc. 26,045 2,562,828
Park Aerospace Corp. 908 17,397
Parker-Hannifin Corp. 1,943 1,501,609
Park-Ohio Holdings Corp. 4 83
*Parsons Corp. 10,470 870,476
Paychex, Inc. 24,110 2,821,593
Paycom Software, Inc. 5,001 935,637
*Paylocity Holding Corp. 5,788 817,671
Pentair PLC 11,415 1,213,985
*Perma-Pipe International
Holdings, Inc. 205 5,683
Pioneer Power Solutions, Inc. 4 18
Pitney Bowes, Inc. 9,147 90,372
*Planet Labs PBC 32,354 435,161
#Powell Industries, Inc. 757 290,226
#*Power Solutions International,
Inc. 350 29,967
Preformed Line Products Co. 272 57,694
Primoris Services Corp. 3,645 515,840
*Proto Labs, Inc. 1,104 54,935
Quad/Graphics, Inc. 2,543 14,012
Quanex Building Products Corp. 869 12,348
Quanta Services, Inc. 2,773 1,245,437
*Radiant Logistics, Inc. 1,624 9,825
*RBC Bearings, Inc. 1,720 737,072
*RCM Technologies, Inc. 723 16,701
#Regal Rexnord Corp. 2,121 298,828
*Resideo Technologies, Inc. 15,422 660,062
REV Group, Inc. 5,133 263,169
#*Rocket Lab Corp. 7,584 477,640
Rockwell Automation, Inc. 6,432 2,369,292
Rollins, Inc. 8,565 493,430
RTX Corp. 31,706 5,659,521

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Rush Enterprises, Inc., Class A 6,737 $ 332,875
Rush Enterprises, Inc., Class B 493 25,868
*RXO, Inc. 3,645 64,626
Ryder System, Inc. 2,103 355,891
*Saia, Inc. 419 122,558
Schneider National, Inc., Class B 2,770 59,195
Science Applications International
Corp. 5,707 534,803
Sensata Technologies Holding
PLC 6,138 195,373
*Shoals Technologies Group, Inc.,
Class A 13,748 144,491
*SIFCO Industries, Inc. 4 29
Simpson Manufacturing Co., Inc. 2,815 496,848
#*SiteOne Landscape Supply,
Inc. 2,475 321,181
Snap-on, Inc. 3,732 1,252,273
*Southland Holdings, Inc. 2,502 11,184
*SPX Technologies, Inc. 2,810 629,131
SS&C Technologies Holdings,
Inc. 22,311 1,894,650
Standex International Corp. 909 212,006
Stanley Black & Decker, Inc. 6,462 437,607
Steelcase, Inc., Class A 7,145 114,034
#*Sterling Infrastructure, Inc. 2,112 798,125
*Sunrun, Inc. 6,435 133,591
*Symbotic, Inc. 881 71,317
*TaskUS, Inc., Class A 811 10,819
*Taylor Devices, Inc. 111 5,080
*Team, Inc. 709 10,990
*TechPrecision Corp. 2,743 13,523
#Tecnoglass, Inc. 1,725 102,862
Tennant Co. 1,372 109,760
Terex Corp. 7,289 335,440
Tetra Tech, Inc. 23,422 749,036
Textron, Inc. 12,481 1,008,590
*Thermon Group Holdings, Inc. 1,956 56,196
*TIC Solutions, Inc. 2,364 28,675
Timken Co. (The) 2,685 210,799
*Titan International, Inc. 2,365 17,856
*Titan Machinery, Inc. 2,050 33,620
Toro Co. (The) 6,942 518,776
Trane Technologies PLC 6,124 2,747,533
*Transcat, Inc. 407 29,569
TransDigm Group, Inc. 1,295 1,694,520
TransUnion 21,513 1,746,425
*Trex Co., Inc. 4,161 201,060
TriNet Group, Inc. 2,723 163,380
Trinity Industries, Inc. 3,795 103,869
*TrueBlue, Inc. 7,000 33,180
#*TTEC Holdings, Inc. 11,100 38,739
*Tutor Perini Corp. 4,765 320,970
*Uber Technologies, Inc. 50,824 4,904,516
UFP Industries, Inc. 4,517 416,151
*U-Haul Holding Co. 770 40,933
U-Haul Holding Co. 14,814 718,331
#UL Solutions, Inc., Class A 3,098 241,241
*Ultralife Corp. 8 56
UniFirst Corp. 640 98,784
Shares Value†
INDUSTRIALS — (Continued)
Union Pacific Corp. 553 $ 121,865
United Parcel Service, Inc., Class
B 19,937 1,922,326
United Rentals, Inc. 4,591 3,999,587
*Upwork, Inc. 15,646 249,397
*V2X, Inc. 1,737 99,165
Valmont Industries, Inc. 824 340,666
Veralto Corp. 12,225 1,206,363
Verisk Analytics, Inc. 8,400 1,837,584
*Verra Mobility Corp. 10,612 246,305
Vertiv Holdings Co., Class A 7,965 1,536,130
Vestis Corp. 1,553 8,153
*Vicor Corp. 1,683 152,699
#Virco Mfg. Corp. 2,179 15,950
*VirTra, Inc. 4 24
#VSE Corp. 1,513 273,369
Wabash National Corp. 2,314 18,558
#Watsco, Inc. 1,795 660,578
Watts Water Technologies, Inc.,
Class A 1,926 525,028
Werner Enterprises, Inc. 1,737 45,509
WESCO International, Inc. 7,716 2,002,533
Westinghouse Air Brake
Technologies Corp. 6,230 1,273,661
*Willdan Group, Inc. 1,049 99,141
Willis Lease Finance Corp. 768 98,596
#WillScot Holdings Corp. 17,244 375,057
Woodward, Inc. 3,740 980,291
Worthington Enterprises, Inc. 1,892 106,122
WW Grainger, Inc. 2,188 2,142,052
#*Xometry, Inc., Class A 2,364 115,103
#*XPO, Inc. 4,581 659,068
Xylem, Inc. 8,071 1,217,510
Zurn Elkay Water Solutions Corp. 11,566 544,874
TOTAL INDUSTRIALS 231,622,315
INFORMATION TECHNOLOGY — (27.7%)
A10 Networks, Inc. 4,140 73,858
Accenture PLC, Class A 18,284 4,572,828
*ACCESS Newswire, Inc. 921 8,755
*ACI Worldwide, Inc. 6,345 302,212
Adeia, Inc. 7,771 132,418
*Adobe, Inc. 8,226 2,799,390
*ADTRAN Holdings, Inc. 1,773 18,475
Advanced Energy Industries, Inc. 1,170 237,194
*Advanced Micro Devices, Inc. 20,897 5,352,140
#*Aeva Technologies, Inc. 2,341 38,252
*Agilysys, Inc. 728 91,335
*Akamai Technologies, Inc. 426 31,993
*Alarm.com Holdings, Inc. 3,414 168,037
*Ambarella, Inc. 811 69,122
Amdocs, Ltd. 8,871 747,470
Amphenol Corp., Class A 16,826 2,344,535
*Amtech Systems, Inc. 4,000 31,720
Analog Devices, Inc. 4,799 1,123,590
*Appfolio, Inc., Class A 1,195 304,044
Apple, Inc. 404,067 109,247,595
Applied Materials, Inc. 18,556 4,325,404
*AppLovin Corp., Class A 10,976 6,995,334

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Arista Networks, Inc. 18,974 $ 2,992,010
*Arrow Electronics, Inc. 4,846 540,571
*Atlassian Corp., Class A 1,696 287,336
#*Aurora Innovation, Inc. 66,419 348,036
*Autodesk, Inc. 8,889 2,678,611
*AvePoint, Inc. 5,233 73,628
Avnet, Inc. 7,213 349,470
*Aware, Inc. 16,200 35,802
*Axcelis Technologies, Inc. 2,162 172,009
Badger Meter, Inc. 1,331 240,179
Bel Fuse, Inc., Class A 221 30,217
Bel Fuse, Inc., Class B 213 32,800
Belden, Inc. 1,321 160,964
Benchmark Electronics, Inc. 1,184 51,883
#Bentley Systems, Inc., Class B 19,016 966,583
#*BILL Holdings, Inc. 8,438 419,031
*BK Technologies Corp. 708 52,895
*Blackbaud, Inc. 3,099 198,460
#*BlackLine, Inc. 2,296 131,446
*Box, Inc., Class A 6,665 213,880
Broadcom, Inc. 101,662 37,577,325
#*C3.ai, Inc., Class A 9,708 170,667
*Cadence Design Systems, Inc. 6,039 2,045,349
*Calix, Inc. 1,960 134,103
#*CCC Intelligent Solutions
Holdings, Inc. 40,275 351,198
CDW Corp. 8,212 1,308,746
*Cerence, Inc. 3,942 42,298
*CEVA, Inc. 884 24,054
*Ciena Corp. 7,961 1,511,953
#*Cipher Mining, Inc. 21,524 401,423
*Cirrus Logic, Inc. 3,605 478,203
Cisco Systems, Inc. 98,833 7,225,681
#*Cleanspark, Inc. 19,821 352,814
#Clear Secure, Inc., Class A 5,923 180,474
*Clearfield, Inc. 1,121 39,571
Climb Global Solutions, Inc. 256 28,436
*Coda Octopus Group, Inc. 4 41
Cognex Corp. 12,497 517,251
Cognizant Technology Solutions
Corp., Class A 20,456 1,490,833
*Cohu, Inc. 1,800 42,822
*CommScope Holding Co., Inc. 8,187 141,635
*Commvault Systems, Inc. 1,675 233,193
*Consensus Cloud Solutions, Inc. 900 26,388
#*Core Scientific, Inc. 12,768 275,023
*Corsair Gaming, Inc. 6,322 51,524
#Crane NXT Co. 1,874 118,531
*Credo Technology Group
Holding, Ltd. 4,810 902,452
*Crexendo, Inc. 2,003 12,959
*Crowdstrike Holdings, Inc., Class
A 2,181 1,184,305
CSP, Inc. 1,020 13,607
*CVD Equipment Corp. 6,391 24,989
#*Daily Journal Corp. 57 23,087
*Daktronics, Inc. 3,003 56,426
*Data I/O Corp. 3,442 10,429
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Data Storage Corp. 1,386 $ 5,807
*Datadog, Inc., Class A 7,348 1,196,328
Dell Technologies, Inc., Class C 6,785 1,099,238
*Diebold Nixdorf, Inc. 1,159 68,555
*Digi International, Inc. 2,957 108,463
*Digital Turbine, Inc. 5,663 35,337
#*DigitalOcean Holdings, Inc. 1,947 79,165
*Docusign, Inc. 9,476 693,075
Dolby Laboratories, Inc., Class A 4,181 277,284
*Dropbox, Inc., Class A 8,474 245,746
*Dynatrace, Inc. 22,138 1,119,519
#*Eastman Kodak Co. 3,867 24,517
*eGain Corp. 2,095 30,210
*Elastic NV 2,902 258,916
*Electro-Sensors, Inc. 1,704 7,992
#Entegris, Inc. 4,477 409,959
*EPAM Systems, Inc. 5,839 954,910
ePlus, Inc. 2,161 158,099
*Expensify, Inc., Class A 5,014 8,173
*F5, Inc. 4,663 1,179,972
*Fair Isaac Corp. 503 834,744
*Fastly, Inc., Class A 284 2,354
#*Five9, Inc. 4,867 118,171
*Flex, Ltd. 12,908 807,008
*FormFactor, Inc. 2,096 115,175
*Fortinet, Inc. 33,336 2,881,230
*Franklin Wireless Corp. 4 20
#*Frequency Electronics, Inc. 2,300 84,456
*Freshworks, Inc., Class A 13,944 154,778
*Gartner, Inc. 2,081 516,796
Gen Digital, Inc. 55,890 1,473,260
*GoDaddy, Inc., Class A 5,498 731,949
*Grid Dynamics Holdings, Inc. 5,380 50,249
*Guidewire Software, Inc. 3,546 828,487
Hackett Group, Inc. (The) 1,849 33,485
*Harmonic, Inc. 5,564 59,535
Hewlett Packard Enterprise Co. 85,449 2,086,665
HP, Inc. 46,388 1,283,556
*HubSpot, Inc. 1,033 508,153
#*I3 Verticals, Inc., Class A 1,487 45,725
*Identiv, Inc. 3,299 13,196
*Informatica, Inc., Class A 4,614 114,750
Information Services Group, Inc. 3,309 18,233
*Inseego Corp. 1,333 22,181
*Insight Enterprises, Inc. 1,446 144,600
*Intapp, Inc. 2,932 112,530
*Intel Corp. 51,572 2,062,364
*Intellicheck, Inc. 8 37
*Intellinetics, Inc. 201 1,899
#InterDigital, Inc. 1,970 713,061
International Business Machines
Corp. 26,600 8,177,106
Intuit, Inc. 5,614 3,747,626
*Inuvo, Inc. 4,262 12,786
#*IonQ, Inc. 8,343 520,436
*Itron, Inc. 2,951 296,074
Jabil, Inc. 958 211,613
*Jamf Holding Corp. 9,182 117,989

20
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*JFrog, Ltd. 3,681 $ 174,774
*Keysight Technologies, Inc. 4,884 893,577
*Kimball Electronics, Inc. 2,500 72,687
KLA Corp. 4,100 4,955,834
*Klaviyo, Inc., Class A 3,637 94,562
Kulicke & Soffa Industries, Inc. 2,357 94,115
*KVH Industries, Inc. 2,712 16,191
*Kyndryl Holdings, Inc. 11,432 330,613
Lam Research Corp. 19,589 3,084,484
*Lantronix, Inc. 13,900 68,527
#*Lattice Semiconductor Corp. 3,932 286,879
*LGL Group, Inc. (The) 203 1,228
#*Life360, Inc. 1,868 184,390
*LiveRamp Holdings, Inc. 7,482 204,558
*Lumentum Holdings, Inc. 12 2,419
*MACOM Technology Solutions
Holdings, Inc. 1,579 233,897
*Manhattan Associates, Inc. 2,301 418,943
Marvell Technology, Inc. 26,909 2,522,450
*MaxLinear, Inc. 7,710 116,806
Methode Electronics, Inc. 4,531 30,494
Microsoft Corp. 87,392 45,252,452
*Mirion Technologies, Inc. 12,675 372,265
*Mitek Systems, Inc. 5,541 51,033
MKS, Inc. 2,026 291,156
*MongoDB, Inc. 4,817 1,733,253
Monolithic Power Systems, Inc. 779 782,895
Motorola Solutions, Inc. 5,578 2,268,628
*M-Tron Industries, Inc., Class M 310 17,087
*Myseum, Inc. 3,061 8,203
*N-able, Inc. 4,225 33,082
Napco Security Technologies, Inc. 3,121 137,792
#*nCino, Inc. 7,888 210,452
*NCR Voyix Corp. 7,827 89,306
NetApp, Inc. 14,256 1,679,072
*NETGEAR, Inc. 3,478 120,756
*NetScout Systems, Inc. 5,217 145,033
*NetSol Technologies, Inc. 4,006 17,586
*Nortech Systems, Inc. 202 1,915
*Novanta, Inc. 753 95,639
*Nutanix, Inc., Class A 15,195 1,082,492
NVE Corp. 279 19,265
NVIDIA Corp. 660,145 133,672,761
*Okta, Inc. 13,207 1,208,837
*ON24, Inc. 5,027 27,749
OneSpan, Inc. 3,401 38,771
*Ooma, Inc. 865 9,714
*Optical Cable Corp. 401 3,156
Oracle Corp. 38,921 10,221,044
*Ouster, Inc. 1,862 62,116
*Palantir Technologies, Inc.,
Class A 32,380 6,491,219
#*Palo Alto Networks, Inc. 11,577 2,549,718
#*PAR Technology Corp. 1,241 43,857
PC Connection, Inc. 2,023 123,342
*PDF Solutions, Inc. 2,174 63,329
#Pegasystems, Inc. 12,172 774,748
#*Penguin Solutions, Inc. 5,310 118,254
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Photronics, Inc. 3,260 $ 77,914
*Plexus Corp. 1,117 156,268
*Porch Group, Inc. 1,510 22,725
Power Integrations, Inc. 3,211 134,509
#*Powerfleet, Inc. 11,561 58,961
#*Procore Technologies, Inc. 4,391 324,144
*Progress Software Corp. 4,233 180,495
*PTC, Inc. 6,318 1,254,376
*Pure Storage, Inc., Class A 10,386 1,025,098
*Q2 Holdings, Inc. 2,517 155,450
QUALCOMM, Inc. 35,868 6,488,521
*Qualys, Inc. 2,114 260,572
Ralliant Corp. 4,455 195,664
*Rambus, Inc. 7,288 749,498
Red Violet, Inc. 808 43,333
*Research Solutions, Inc. 3,943 12,775
*RF Industries, Ltd. 568 4,442
*Ribbon Communications, Inc. 5,651 18,987
Richardson Electronics, Ltd. 1,680 18,110
*RingCentral, Inc., Class A 5,785 174,244
*Riot Platforms, Inc. 18,190 359,798
Roper Technologies, Inc. 3,548 1,582,940
*Rubrik, Inc., Class A 545 41,022
Salesforce, Inc. 21,009 5,470,954
*Samsara, Inc., Class A 8,307 333,692
*ScanSource, Inc. 2,134 91,559
*SEMrush Holdings, Inc., Class A 5,758 41,803
*Semtech Corp. 588 39,902
*SentinelOne, Inc., Class A 17,396 310,519
*ServiceNow, Inc. 3,222 2,961,920
*Silicon Laboratories, Inc. 2,574 337,400
*SiTime Corp. 757 219,257
Skyworks Solutions, Inc. 21 1,632
*Snowflake, Inc. 8 2,199
#*SolarEdge Technologies, Inc. 66 2,316
*Sono-Tek Corp. 1,242 5,614
*SoundThinking, Inc. 811 7,583
*Sprinklr, Inc., Class A 5,136 39,650
*SPS Commerce, Inc. 1,067 87,750
*Stratasys, Ltd. 579 6,149
#*Super Micro Computer, Inc. 24,472 1,271,565
*Synaptics, Inc. 3,571 253,327
*Synopsys, Inc. 2,483 1,126,835
Taitron Components, Inc. 104 248
TD SYNNEX Corp. 5,533 865,859
TE Connectivity PLC 6,511 1,608,282
*Teledyne Technologies, Inc. 1,408 741,763
*Telos Corp. 7,829 53,707
*Tenable Holdings, Inc. 1,149 33,344
*Teradata Corp. 3,892 81,148
Teradyne, Inc. 5,914 1,074,929
#*Terawulf, Inc. 8,829 136,849
*TransAct Technologies, Inc. 4 19
*Trimble, Inc. 14,894 1,187,796
*Trio-Tech International 208 1,535
#*Turtle Beach Corp. 8 135
*Twilio, Inc., Class A 12,810 1,727,813
*Tyler Technologies, Inc. 1,924 916,324

21
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*UiPath, Inc., Class A 31,555 $ 500,462
*Unisys Corp. 3,397 12,127
*Unity Software, Inc. 29,822 1,130,254
Universal Display Corp. 2,331 343,310
*Upland Software, Inc. 5,150 10,712
#*Veeco Instruments, Inc. 1,826 52,497
#*Vertex, Inc., Class A 3,402 77,906
*Viant Technology, Inc., Class A 1,922 17,067
*Viasat, Inc. 3,424 136,344
*Viavi Solutions, Inc. 10,917 193,231
Vontier Corp. 13,970 537,845
*WidePoint Corp. 4,599 30,583
*Workday, Inc., Class A 5,273 1,265,098
*Yext, Inc. 3,934 33,321
*Zebra Technologies Corp. 4,008 1,079,154
*Zeta Global Holdings Corp.,
Class A 7,537 135,591
*Zoom Communications, Inc. 13,959 1,217,644
*Zscaler, Inc. 1,429 473,199
TOTAL INFORMATION
TECHNOLOGY 508,085,817
MATERIALS — (2.2%)
#Albemarle Corp. 7,334 720,419
Amcor PLC 185,670 1,466,793
*American Vanguard Corp. 7,500 33,525
#*Ampco-Pittsburgh Corp. 751 1,577
AptarGroup, Inc. 5,753 667,406
Ardagh Metal Packaging SA 23,944 85,480
*Arq, Inc. 2,131 14,150
Avery Dennison Corp. 8,727 1,526,265
Avient Corp. 8,395 269,228
*Axalta Coating Systems, Ltd. 26,807 763,195
Balchem Corp. 2,101 322,272
Ball Corp. 23,365 1,098,155
Caledonia Mining Corp. PLC 1,160 32,619
*Coeur Mining, Inc. 14,117 242,389
Commercial Metals Co. 5,111 303,389
*Compass Minerals International,
Inc. 1,502 26,045
*Core Molding Technologies, Inc. 714 12,788
Corteva, Inc. 30,513 1,874,719
Crown Holdings, Inc. 12,329 1,198,132
DuPont de Nemours, Inc. 16,045 1,310,074
Ecolab, Inc. 8,171 2,095,044
Element Solutions, Inc. 35,022 935,788
Flexible Solutions International,
Inc. 3,528 31,964
#*Flotek Industries, Inc. 2,349 40,661
FMC Corp. 6,816 103,399
#Graphic Packaging Holding Co. 13,629 217,928
Greif, Inc., Class A 2,159 122,826
Greif, Inc., Class B 464 27,353
Hawkins, Inc. 1,507 213,768
HB Fuller Co. 3,771 216,342
Hecla Mining Co. 44,909 577,979
#*Ingevity Corp. 1,824 97,985
Innospec, Inc. 2,040 150,103
Shares Value†
MATERIALS — (Continued)
International Flavors &
Fragrances, Inc. 9,661 $ 608,353
*Intrepid Potash, Inc. 1,578 42,022
*Ivanhoe Electric, Inc. 11,674 172,658
Kaiser Aluminum Corp. 485 43,907
#*Knife River Corp. 3,573 216,024
Koppers Holdings, Inc. 1,760 49,667
Louisiana-Pacific Corp. 5,343 465,429
*Magnera Corp. 3,065 27,861
Materion Corp. 1,571 180,084
*McEwen, Inc. 2,859 52,405
Minerals Technologies, Inc. 1,885 106,974
Mosaic Co. (The) 10,108 277,465
#*MP Materials Corp. 9,286 585,854
Myers Industries, Inc. 2,495 43,238
NewMarket Corp. 620 476,098
Newmont Corp. 23,402 1,894,860
Nexa Resources SA 3,550 20,626
Nucor Corp. 6,465 970,073
Olympic Steel, Inc. 459 16,983
Packaging Corp. of America 3,390 663,626
*Perimeter Solutions, Inc. 19,754 464,417
PPG Industries, Inc. 15,435 1,508,771
Quaker Chemical Corp. 1,710 237,502
*Ranpak Holdings Corp. 13,900 73,670
Reliance, Inc. 6,897 1,947,920
Royal Gold, Inc. 7,165 1,252,370
RPM International, Inc. 17,758 1,940,594
Ryerson Holding Corp. 4,051 89,365
Scotts Miracle-Gro Co. (The) 3,425 183,306
Sealed Air Corp. 15,353 514,479
Sensient Technologies Corp. 2,498 235,536
Sherwin-Williams Co. (The) 13,486 4,651,861
Silgan Holdings, Inc. 7,902 305,175
Smurfit WestRock PLC 15,022 554,612
#*Solstice Advanced Materials,
Inc. 4,355 196,257
Sonoco Products Co. 4,104 166,499
Southern Copper Corp. 872 121,034
Steel Dynamics, Inc. 5,098 799,366
Stepan Co. 1,118 48,465
Sylvamo Corp. 3,313 134,508
TriMas Corp. 5,311 188,700
Vulcan Materials Co. 4,962 1,436,499
Worthington Steel, Inc. 4,253 136,054
TOTAL MATERIALS 40,900,927
REAL ESTATE — (0.3%)
*AMREP Corp. 4 86
*Anywhere Real Estate, Inc. 136 1,367
*CBRE Group, Inc., Class A 11,239 1,713,161
*CKX Lands, Inc. 1,200 13,050
*Compass, Inc., Class A 31,049 239,388
*Comstock Holding Cos., Inc. 379 5,063
*CoStar Group, Inc. 10,583 728,216
*Cushman & Wakefield PLC 17,755 278,754
*Douglas Elliman, Inc. 15,000 37,050
*Five Point Holdings LLC, Class A 20 117
*Forestar Group, Inc. 515 13,395

22
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
REAL ESTATE — (Continued)
#*Howard Hughes Holdings, Inc. 1,698 $ 134,617
*Jones Lang LaSalle, Inc. 4,551 1,388,465
Marcus & Millichap, Inc. 3,524 102,936
*Maui Land & Pineapple Co., Inc. 4 64
Newmark Group, Inc., Class A 9,177 163,626
*RE/MAX Holdings, Inc. 1,840 14,591
*Seaport Entertainment Group,
Inc. 426 10,254
St. Joe Co. (The) 136 7,722
*Stratus Properties, Inc. 654 12,289
*Zillow Group, Inc., Class A 4,308 308,151
*Zillow Group, Inc., Class C 14,077 1,055,493
TOTAL REAL ESTATE 6,227,855
UTILITIES — (0.9%)
American States Water Co. 2,977 212,290
#American Water Works Co., Inc. 10,797 1,386,659
Artesian Resources Corp., Class
A 1,300 41,899
Atmos Energy Corp. 7,401 1,270,900
California Water Service Group 4,393 194,961
#Chesapeake Utilities Corp. 667 84,896
Consolidated Edison, Inc. 11,217 1,092,648
Consolidated Water Co., Ltd.,
Class OR 767 26,086
Constellation Energy Corp. 3,745 1,411,865
Edison International 31,351 1,736,218
Essential Utilities, Inc. 12,422 484,831
Eversource Energy 30,128 2,223,748
Exelon Corp. 31,836 1,468,276
Genie Energy, Ltd., Class B 2,930 44,096
Global Water Resources, Inc. 4 40
H2O America 2,248 103,970
MDU Resources Group, Inc. 6,268 120,220
Middlesex Water Co. 1,877 107,871
New Jersey Resources Corp. 14,084 623,921
Northwest Natural Holding Co. 3,092 140,779
ONE Gas, Inc. 3,926 314,826
Ormat Technologies, Inc. 3,072 326,768
Shares Value†
UTILITIES — (Continued)
Public Service Enterprise Group,
Inc. 7,373 $ 593,969
*Pure Cycle Corp. 4 44
RGC Resources, Inc. 4 83
#Southwest Gas Holdings, Inc. 6,484 515,478
Spire, Inc. 4,737 409,277
UGI Corp. 19,616 655,763
Unitil Corp. 1,212 59,085
York Water Co. (The) 1,200 37,284
TOTAL UTILITIES 15,688,751
TOTAL COMMON STOCKS 1,785,542,308
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*GameStop Corp. 10/30/26 2,821 8,463
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/02/26 4 62
*<Imara, Inc. CVR 12 5
*<Opiant Pharma, Inc. CVR 4 –
*<Poseida Therapeutics, Inc.
CVR 3,400 1,700
TOTAL HEALTH CARE 1,767
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 200 928
*M-Tron Industries, Inc. 02/28/28 134 201
TOTAL INFORMATION
TECHNOLOGY 1,129
TOTAL RIGHTS/WARRANTS 11,359
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $1,317,652,831) 1,785,553,667
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term
Investment Fund 3,931,763 45,478,701
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,363,131,532) $ 1,831,032,368
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 185,466,862 $ — $ — $ 185,466,862
Consumer Discretionary ................ 207,566,561 — — 207,566,561
Consumer Staples .................... 73,560,716 — — 73,560,716
Energy ............................. 26,534,170 — — 26,534,170
Financials ........................... 307,160,896 — — 307,160,896
Health Care ......................... 182,727,438 — — 182,727,438
Industrials ........................... 231,622,315 — — 231,622,315
Information Technology ................ 508,085,817 — — 508,085,817
Materials ........................... 40,900,927 — — 40,900,927

23
Dimensional US Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Real Estate .......................... $ 6,227,855 $ — $ — $ 6,227,855
Utilities ............................. 15,688,751 — — 15,688,751
Rights/Warrants
Consumer Discretionary ................ 8,463 — — 8,463
Health Care ......................... — — 1,767 1,767
Information Technology ................ 1,129 — — 1,129
Securities Lending Collateral .............. — 45,478,701 — 45,478,701
Total Investments ....................... $1,785,551,900 $45,478,701 $1,767> $1,831,032,368
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

24
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value †
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.2%)
*29Metals, Ltd. 5,708 $ 1,775
*3P Learning, Ltd. 44 18
#Accent Group, Ltd. 49,718 41,661
Acrow, Ltd. 218 161
Adairs, Ltd., Class B 23,258 30,909
*Alkane Resources, Ltd. 1,910 1,257
*Alkane Resources, Ltd. 220 141
ALS, Ltd., Registered 22,646 322,004
*AMA Group, Ltd. 45,899 2,764
Amotiv, Ltd. 14,280 83,481
AMP, Ltd. 285,291 333,378
Ampol, Ltd. 20,207 406,116
ANZ Group Holdings, Ltd. 67,320 1,615,208
*Arafura Rare Earths, Ltd. 4,325 807
*Arafura Rare Earths, Ltd. 23,381 4,362
ARB Corp., Ltd. 4,030 95,241
Aristocrat Leisure, Ltd. 23,287 965,763
#ARN Media, Ltd. 408 142
#*Aroa Biosurgery, Ltd. 96 49
Atlas Arteria, Ltd., Class B 43,557 138,581
AUB Group, Ltd. 2,548 61,618
#*Audinate Group, Ltd. 1,057 3,411
*Aurelia Metals, Ltd. 2,088 335
Aussie Broadband, Ltd. 17,847 69,517
*Austal, Ltd. 44,298 196,908
Austin Engineering, Ltd. 932 162
Australian Clinical Labs, Ltd. 20,713 35,255
Australian Ethical Investment,
Ltd. 7,728 35,363
Autosports Group, Ltd. 80 216
*Baby Bunting Group, Ltd. 15,246 27,347
Bank of Queensland, Ltd. 78,293 351,607
Bapcor, Ltd. 15,236 25,235
Beacon Lighting Group, Ltd. 124 227
Bega Cheese, Ltd. 18,745 65,161
*Bellevue Gold, Ltd. 65,062 49,834
#*Black Cat Syndicate, Ltd. 766 509
Brambles, Ltd. 80,673 1,312,924
Bravura Solutions, Ltd. 27,949 52,695
#Breville Group, Ltd. 14,180 275,611
*Capricorn Metals, Ltd. 14,368 120,868
CAR Group, Ltd. 11,263 263,228
#*Catalyst Metals, Ltd. 1,606 7,139
*Catapult Sports, Ltd. 5,658 24,891
#Cedar Woods Properties, Ltd. 7,677 45,383
Challenger, Ltd. 57,166 348,416
Champion Iron, Ltd. 21,777 78,980
#*Chrysos Corp., Ltd. 3,085 16,258
ClearView Wealth, Ltd. 408 159
Cochlear, Ltd. 4,069 764,930
Codan, Ltd. 8,417 199,745
Cogstate, Ltd. 60 108
Coles Group, Ltd. 33,766 487,415
Shares Value †
AUSTRALIA — (Continued)
Commonwealth Bank of
Australia 29,716 $ 3,339,021
Computershare, Ltd. 42,424 1,015,657
CSL, Ltd. 5,953 695,640
Dalrymple Bay Infrastructure,
Ltd. 47,703 138,344
Data#3, Ltd. 17,754 102,512
*Develop Global, Ltd. 6,571 15,314
Dicker Data, Ltd. 13,565 91,024
Downer EDI, Ltd. 38,609 195,379
Duratec, Ltd. 14 20
#Eagers Automotive, Ltd. 14,986 334,149
<Elanor Investor Group 84 8
*Electro Optic Systems
Holdings, Ltd., Class B 5,344 21,725
*Elevra Lithium, Ltd. 512 1,492
*Emeco Holdings, Ltd. 35,900 28,202
*Emerald Resources NL 46,912 145,570
Endeavour Group, Ltd. 76,180 182,529
EQT Holdings, Ltd. 1,451 23,833
Evolution Mining, Ltd. 56,326 400,451
Fenix Resources, Ltd. 778 267
Fiducian Group, Ltd. 20 159
Finbar Group, Ltd. 252 143
*FleetPartners Group, Ltd. 15,563 29,750
Fleetwood, Ltd. 708 1,367
Flight Centre Travel Group,
Ltd. 657 5,295
Fortescue, Ltd. 62,882 876,420
G8 Education, Ltd. 24,875 13,109
*Genesis Minerals, Ltd. 46,565 178,026
GR Engineering Services, Ltd. 12,446 29,821
GrainCorp, Ltd., Class A 31,118 180,287
GWA Group, Ltd. 18,546 29,989
Hansen Technologies, Ltd. 12,908 47,152
Harvey Norman Holdings, Ltd. 30,331 143,561
#Healius, Ltd. 32,901 19,169
Helia Group, Ltd. 39,408 139,054
HUB24, Ltd., Registered 3,484 260,377
IGO, Ltd. 54,943 193,151
Imdex, Ltd. 53,870 121,315
*Immutep, Ltd. 40,010 7,334
*ImpediMed, Ltd. 656 16
*Imugene, Ltd. 2,520 602
Infomedia, Ltd. 22,417 24,728
Insignia Financial, Ltd. 56,142 166,861
Insurance Australia Group, Ltd. 153,244 788,526
#Integral Diagnostics, Ltd. 18,080 30,655
#IPH, Ltd. 15,048 36,351
IRESS, Ltd. 25,723 149,199
IVE Group, Ltd. 14,168 25,878
#*James Hardie Industries
PLC 9,452 199,308
JB Hi-Fi, Ltd. 9,606 658,541
*Judo Capital Holdings, Ltd. 93,383 103,315

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Jumbo Interactive, Ltd.,
Registered 3,781 $ 29,059
Jupiter Mines, Ltd. 912 155
#*Kelly Partners Group
Holdings, Ltd. 16 100
#Kogan.com, Ltd. 8,557 17,814
*L1 Group, Ltd. 8,129 6,013
#L1 Group, Ltd. 60,458 44,724
Lendlease Corp., Ltd. 66,411 241,292
Lindsay Australia, Ltd. 4,591 1,818
Lottery Corp., Ltd. (The) 134,107 482,864
Lovisa Holdings, Ltd. 5,423 128,658
Lycopodium, Ltd. 2,290 18,889
*Lynas Rare Earths, Ltd. 47,424 473,455
#*Mach7 Technologies, Ltd. 264 52
Macmahon Holdings, Ltd. 146,783 45,163
Macquarie Group, Ltd. 6,639 949,913
Mader Group, Ltd. 812 4,715
Magellan Financial Group, Ltd. 28,465 179,265
#McMillan Shakespeare, Ltd. 8,368 94,333
Medibank Pvt., Ltd. 178,090 568,944
#*Mesoblast, Ltd. 34,075 55,991
Metcash, Ltd. 167,704 418,291
*Michael Hill International, Ltd.,
Class B 412 92
*Mineral Resources, Ltd. 7,079 224,299
Monadelphous Group, Ltd. 12,179 185,293
#Myer Holdings, Ltd. 74,182 19,183
MyState, Ltd. 9,364 27,279
*Nanosonics, Ltd. 7,689 23,054
National Australia Bank, Ltd. 72,456 2,069,047
Netwealth Group, Ltd. 13,515 272,772
#*Neuren Pharmaceuticals,
Ltd. 4,268 60,799
NIB Holdings, Ltd. 61,886 305,474
Nick Scali, Ltd. 5,674 94,422
Northern Star Resources, Ltd. 24,647 397,087
Nufarm, Ltd. 44,177 60,155
*Nuix, Ltd. 11,982 19,218
Objective Corp., Ltd. 2,291 27,671
#*Ora Banda Mining, Ltd. 100,647 79,725
Orica, Ltd. 26,603 387,499
Orora, Ltd. 111,181 146,297
Peet, Ltd. 25,646 32,067
#*Peninsula Energy, Ltd. 559 216
*PeopleIN, Ltd. 2,266 1,254
Perenti, Ltd. 149,863 265,873
Perpetual, Ltd. 5,443 68,379
Perseus Mining, Ltd. 141,762 451,959
*PEXA Group, Ltd. 11,808 117,111
#*Pilbara Minerals, Ltd. 129,617 280,018
Pinnacle Investment
Management Group, Ltd. 892 11,539
Praemium, Ltd. 11,376 6,814
Premier Investments, Ltd. 7,822 91,199
Pro Medicus, Ltd. 4,876 841,465
#Propel Funeral Partners, Ltd. 9,922 32,607
#PWR Holdings, Ltd. 4,047 22,573
QBE Insurance Group, Ltd. 133,333 1,731,767
Shares Value †
AUSTRALIA — (Continued)
Ramelius Resources, Ltd. 59,982 $ 130,367
Ramsay Health Care, Ltd. 9,716 204,175
REA Group, Ltd. 3,204 446,957
#*ReadyTech Holdings, Ltd. 60 86
Regis Resources, Ltd. 72,648 306,281
Reliance Worldwide Corp., Ltd. 61,977 168,379
*Resolute Mining, Ltd. 84,385 52,757
#*Retail Food Group, Ltd. 48 46
Rio Tinto, Ltd. 2,497 217,198
*RPMGlobal Holdings, Ltd. 13,010 41,478
*Sandfire Resources, Ltd. 51,004 542,251
SEEK, Ltd. 19,990 354,644
Servcorp, Ltd. 4,594 22,195
Service Stream, Ltd. 73,618 109,401
Shaver Shop Group, Ltd. 88 81
#Sigma Healthcare, Ltd. 175,161 356,622
Sims, Ltd. 5,291 55,282
SmartGroup Corp., Ltd. 23,713 126,984
Sonic Healthcare, Ltd. 20,683 286,510
Southern Cross Electrical
Engineering, Ltd. 12,185 19,623
#Southern Cross Media
Group, Ltd. 3,074 1,700
SRG Global, Ltd. 42,657 76,795
Steadfast Group, Ltd. 74,522 273,201
Suncorp Group, Ltd. 48,088 617,655
Super Retail Group, Ltd. 14,513 152,015
Supply Network, Ltd. 80 1,847
#*Syrah Resources, Ltd. 10,396 2,314
Tabcorp Holdings, Ltd. 195,086 136,015
#*Talga Group, Ltd. 980 308
Technology One, Ltd. 26,247 634,040
#*Telix Pharmaceuticals, Ltd. 3,084 32,465
*Temple & Webster Group,
Ltd. 2,147 33,466
Transurban Group 42,263 400,626
Treasury Wine Estates, Ltd.,
Class B 45,164 177,105
#*Tyro Payments, Ltd. 47,653 34,628
Universal Store Holdings, Ltd. 64 371
*Vault Minerals, Ltd. 206,194 98,539
Ventia Services Group Pty,
Ltd. 64,986 243,773
ΩViva Energy Group, Ltd. 35,236 42,329
#*Vulcan Energy Resources,
Ltd. 13,596 59,901
Vulcan Steel, Ltd. 10,344 49,095
Wagners Holding Co., Ltd. 3,506 6,197
*WEB Travel Group, Ltd. 17,818 48,758
#*Webjet Group, Ltd. 13,322 7,326
*Wesfarmers, Ltd. 22,980 1,263,687
*West African Resources, Ltd. 42,937 35,464
Westgold Resources, Ltd. 3,372 11,504
Westgold Resources, Ltd. 44,707 155,703
Westpac Banking Corp. 91,074 2,309,746
WiseTech Global, Ltd. 4,750 214,935
Woolworths Group, Ltd. 46,665 867,906
Worley, Ltd. 40,113 375,519

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*Xero, Ltd. 10,866 $ 1,031,450
TOTAL AUSTRALIA 45,109,284
AUSTRIA — (0.5%)
ANDRITZ AG 5,791 438,469
ΩBAWAG Group AG 8,520 1,100,402
CA Immobilien Anlagen AG 1,389 38,669
DO & CO AG 340 81,233
Erste Group Bank AG 11,402 1,181,128
*Eurotelesites AG 8,598 48,031
EVN AG 796 23,244
Palfinger AG 1,104 41,413
Porr AG 1,547 49,192
Raiffeisen Bank International
AG, Class V 2,287 85,366
SBO AG 1,050 34,842
Strabag SE, Class BR 2,073 162,442
Telekom Austria AG 7,890 84,055
#UBM Development AG 8 221
UNIQA Insurance Group AG 13,308 195,688
Verbund AG 3,972 306,932
Vienna Insurance Group AG
Wiener Versicherung Gruppe 2,682 137,753
Wienerberger AG 4,645 137,999
Zumtobel Group AG 44 189
TOTAL AUSTRIA 4,147,268
BELGIUM — (1.0%)
Ackermans & van Haaren NV 17 4,238
Anheuser-Busch InBev SA/NV 9,858 601,902
*Argenx SE 14 11,402
*Argenx SE, Sponsored ADR 1,569 1,284,226
Azelis Group NV 8,665 102,512
Barco NV 4,183 59,771
Bekaert SA 2,100 87,863
bpost SA 8,494 20,637
Cie d'Entreprises CFE 8 83
Colruyt Group NV 5,439 203,398
Deceuninck NV 96 229
D'ieteren Group 1,406 257,215
Econocom Group SA/NV 9,659 19,086
Elia Group SA/NV 3,085 372,094
EVS Broadcast Equipment SA 842 35,229
Fagron 6,919 164,510
Immobel SA 8 229
#Ion Beam Applications 71 895
Jensen-Group NV 4 289
KBC Group NV 19,421 2,336,841
Lotus Bakeries NV 28 244,645
Melexis NV 1,481 106,836
Proximus SADP 17,787 153,050
Recticel SA 3,506 34,558
Syensqo SA 3,734 308,753
Tessenderlo Group SA 1,399 42,306
UCB SA 7,138 1,833,108
Umicore SA 9,690 184,987
Van de Velde NV 8 279
VGP NV 1,028 118,889
Shares Value †
BELGIUM — (Continued)
Viohalco SA 76 $ 746
TOTAL BELGIUM 8,590,806
BRAZIL — (0.0%)
Aura Minerals, Inc. 888 28,709
TOTAL BRAZIL 28,709
CANADA — (11.0%)
*5N Plus, Inc. 12,436 178,044
Acadian Timber Corp. 20 205
*ACT Energy Technologies,
Ltd. 3,800 14,374
ADENTRA, Inc. 2,481 62,275
Aecon Group, Inc. 5,214 115,060
Ag Growth International, Inc. 1,170 30,128
AGF Management, Ltd., Class
B 3,200 31,928
Agnico Eagle Mines, Ltd. 16 2,576
Agnico Eagle Mines, Ltd. 15,729 2,529,380
#AirBoss of America Corp. 56 185
Alamos Gold, Inc., Class B 47,351 1,457,937
*Allied Gold Corp. 56 852
*Allied Gold Corp. 4,096 62,383
AltaGas, Ltd. 19,267 566,122
Altus Group, Ltd. 2,262 93,021
Amerigo Resources, Ltd. 402 878
Andrew Peller, Ltd., Class A 56 199
*Aritzia, Inc., Class B 9,434 659,636
ATCO., Ltd., Class I 5,806 218,997
AtkinsRealis Group, Inc. 14,509 1,024,220
*ATS Corp. 1,960 53,968
*ATS Corp. 3,175 87,186
*AutoCanada, Inc. 1,219 22,002
B2Gold Corp. 36,270 159,225
B2Gold Corp. 919 4,027
Bank of Montreal 13,553 1,685,287
Bank of Montreal, ADR 9,188 1,140,966
Bank of Nova Scotia (The) 5,506 361,487
Bank of Nova Scotia (The),
ADR 32,356 2,122,554
*Bausch Health Cos., Inc. 4,826 34,030
*Bausch Health Cos., Inc.,
ADR 10,402 73,022
#BCE, Inc. 340 7,780
#BCE, Inc., ADR 3,818 87,279
Bird Construction, Inc. 8,129 174,746
*Bitfarms, Ltd. 13,557 53,821
*Bitfarms, Ltd. 1,151 4,600
Black Diamond Group, Ltd. 4,248 45,325
*BlackBerry, Ltd. 2,812 13,723
#*BlackBerry, Ltd. 10,800 52,799
*Bombardier, Inc., Class A 204 28,266
*Bombardier, Inc., Class B 6,629 927,156
#Boralex, Inc., Class A 11,415 229,416
BOYD GROUP, Inc. 1,601 255,984
Brookfield Corp. 2,412 111,188
Brookfield Corp., ADR 47,321 2,179,132
Brookfield Infrastructure Corp. 6,944 314,633
#Brookfield Renewable Corp. 9,138 395,310

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
Brookfield Wealth Solutions,
Ltd. 199 $ 9,168
Brookfield Wealth Solutions,
Ltd. 34 1,569
BRP, Inc. 1,434 90,084
*CAE, Inc. 15,655 439,279
*Calfrac Well Services, Ltd. 934 2,040
Calian Group, Ltd. 921 33,195
Cameco Corp. 7,262 742,249
Cameco Corp. 94 9,616
Canaccord Genuity Group, Inc. 1,072 8,997
*Canada Goose Holdings, Inc. 63 878
*Canada Goose Holdings, Inc.,
ADR 2,569 35,786
Canadian Imperial Bank of
Commerce 7,164 594,175
Canadian Imperial Bank of
Commerce, ADR 22,854 1,893,911
Canadian Tire Corp., Ltd.,
Class A 5,096 585,013
Canadian Utilities, Ltd., Class
A 8,369 234,617
*Canfor Corp. 5,386 47,012
Cascades, Inc. 5,274 41,819
CCL Industries, Inc. 14,968 835,811
*Celestica, Inc. 6,915 2,382,079
*Celestica, Inc. 93 32,050
Centerra Gold, Inc. 33,388 391,510
CES Energy Solutions Corp. 33,612 230,533
CGI, Inc., ADR 9,079 789,873
*Cineplex, Inc. 1,349 12,170
Cogeco Communications, Inc. 2,112 96,258
Cogeco, Inc. 186 7,783
Colliers International Group,
Inc. 4,689 748,036
Computer Modelling Group,
Ltd. 5,966 22,652
Constellation Software, Inc. 689 1,815,048
Corby Spirit and Wine, Ltd. 46 451
Definity Financial Corp. 10,692 497,915
dentalcorp Holdings, Ltd. 7,354 57,209
*Descartes Systems Group,
Inc. (The) 3,456 304,854
*Docebo, Inc. 390 9,784
Dollarama, Inc. 14,185 1,845,675
Doman Building Materials
Group, Ltd. 7,783 49,326
*Dorel Industries, Inc., Class B 28 36
DPM Metals, Inc. 7,204 154,245
DREAM Unlimited Corp. 2,447 32,466
#Dye & Durham, Ltd. 1,690 6,212
Dynacor Group, Inc. 24 78
E-L Financial Corp., Ltd. 10,900 126,492
#*Eldorado Gold Corp. 21,279 545,594
*Eldorado Gold Corp., Class B 86 2,207
Element Fleet Management
Corp. 56,657 1,529,697
Empire Co., Ltd., Class A 15,136 514,742
#Enbridge, Inc. 24,635 1,148,484
Shares Value †
CANADA — (Continued)
#Enbridge, Inc. 17 $ 793
Endeavour Mining PLC 11,588 464,711
*Endeavour Silver Corp. 10,024 82,197
#*Endeavour Silver Corp. 2,482 20,407
Enerflex, Ltd. 5,678 71,486
Enerflex, Ltd. 16,801 211,639
Enghouse Systems, Ltd. 2,944 43,724
*Ensign Energy Services, Inc. 3,759 6,895
EQB, Inc. 4,195 267,870
#*Equinox Gold Corp. 24,490 268,655
#*Equinox Gold Corp. 11,101 122,090
#*ERO Copper Corp. 579 12,376
*ERO Copper Corp. 7,864 167,896
Evertz Technologies, Ltd. 44 403
Extendicare, Inc. 4,246 48,668
Fairfax Financial Holdings, Ltd. 1,192 1,937,188
Finning International, Inc. 16,241 879,192
First Majestic Silver Corp. 93 1,190
#First Majestic Silver Corp. 29,977 382,806
*First Quantum Minerals, Ltd. 2,391 49,692
FirstService Corp., Class WI,
ADR 3,283 523,343
*Foraco International SA 180 266
*Fortuna Mining Corp., ADR 41,465 342,916
*GDI Integrated Facility
Services, Inc. 194 4,085
George Weston, Ltd. 12,459 758,308
#Gibson Energy, Inc. 31,382 535,520
*GoGold Resources, Inc. 21,900 40,013
Great-West Lifeco, Inc. 10,972 465,614
Hammond Power Solutions,
Inc. 789 120,505
High Liner Foods, Inc. 1,400 16,946
Hudbay Minerals, Inc. 47,392 758,272
Hudbay Minerals, Inc., Class A 117 1,877
ΩHydro One, Ltd., Class R 13,454 496,717
iA Financial Corp., Inc. 8,836 1,044,062
*IAMGOLD Corp. 18,242 211,242
Information Services Corp. 1,832 48,521
Intact Financial Corp. 7,352 1,372,804
*Interfor Corp. 4,223 23,840
ΩJamieson Wellness, Inc. 1,168 29,026
*K92 Mining, Inc. 24,670 328,370
K-Bro Linen, Inc. 12 322
Keyera Corp. 20,348 601,371
Kinross Gold Corp. 55,855 1,298,070
Kinross Gold Corp. 2,240 52,149
Lassonde Industries, Inc.,
Class A 200 31,170
Laurentian Bank of Canada 6,596 156,762
Leon's Furniture, Ltd. 1,000 20,847
*Lightspeed Commerce, Inc. 54 649
*Lightspeed Commerce, Inc. 9,769 117,228
Linamar Corp. 1,872 101,473
Loblaw Cos., Ltd. 22,152 881,242
*Lucara Diamond Corp. 192 25
Lundin Gold, Inc. 15,932 1,084,192
Lundin Mining Corp.,
Registered 60,717 977,608

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
Magna International, Inc. 14,348 $ 677,369
Mainstreet Equity Corp. 200 26,944
*Major Drilling Group
International, Inc. 6,161 54,304
Martinrea International, Inc. 3,109 22,455
*Mattr Corp. 6,209 48,479
*MDA Space, Ltd. 8,925 174,404
Melcor Developments, Ltd. 44 463
Metro, Inc. 16,305 1,087,931
Morguard Corp. 32 2,657
National Bank of Canada 24,325 2,720,428
Neo Performance Materials,
Inc. 2,300 31,747
*New Gold, Inc. 83,271 611,209
*New Gold, Inc. 12,162 89,665
*NFI Group, Inc. 4,634 47,426
#North West Co., Inc. (The) 6,723 218,318
#Nutrien, Ltd. 10,931 595,193
OceanaGold Corp. 22,457 502,784
Open Text Corp. 19,572 750,586
OR Royalties, Inc. 12,102 387,022
OR Royalties, Inc. 100 3,212
*Orla Mining, Ltd. 6,636 68,483
Pan American Silver Corp. 30,067 1,058,659
#Parkland Corp. 17,836 508,673
Pason Systems, Inc. 12,478 106,421
Pet Valu Holdings, Ltd. 1,876 46,594
PHX Energy Services Corp. 5,415 29,449
Pollard Banknote, Ltd. 34 492
*Precision Drilling Corp. 1,285 77,165
*Precision Drilling Corp. 775 46,430
#Premium Brands Holdings
Corp. 4,002 276,197
Pulse Seismic, Inc. 52 109
*Quarterhill, Inc. 200 156
Quebecor, Inc., Class B 18,090 577,630
RB Global, Inc. 149 14,798
RB Global, Inc. 6,771 671,819
*Real Matters, Inc. 2,849 14,965
Restaurant Brands
International, Inc. 14,516 953,556
Richelieu Hardware, Ltd. 3,091 84,822
Rogers Communications, Inc.,
Class B 4,026 157,718
Rogers Communications, Inc.,
Class B, ADR 14,817 579,937
Royal Bank of Canada 44,423 6,514,359
Royal Bank of Canada, ADR 8,451 1,238,071
Russel Metals, Inc. 7,893 244,539
*Sangoma Technologies Corp. 20 105
Saputo, Inc. 129 3,120
Savaria Corp. 3,147 49,435
Secure Waste Infrastructure
Corp. 35,610 445,014
*Shopify, Inc., Class A 22,852 3,973,049
Sienna Senior Living, Inc. 5,692 77,754
South Bow Corp., ADR 4,993 129,468
ΩSpin Master Corp. 3,325 49,431
Sprott, Inc. 27 2,219
Shares Value †
CANADA — (Continued)
Sprott, Inc. 1,880 $ 154,066
*SSR Mining, Inc. 6,840 154,799
Stantec, Inc. 10,129 1,123,104
Stantec, Inc. 379 42,013
Stella-Jones, Inc. 5,633 320,054
Ω*STEP Energy Services, Ltd. 569 2,221
StorageVault Canada, Inc.,
Class B 6,852 24,207
Sun Life Financial, Inc. 23,795 1,448,164
#Sun Life Financial, Inc. 9,080 552,842
Superior Plus Corp. 16,990 96,764
Supremex, Inc. 36 95
Sylogist, Ltd. 1,667 8,031
Taiga Building Products, Ltd. 72 177
*Taseko Mines, Ltd. 385 1,745
*Taseko Mines, Ltd. 4,139 18,750
Teck Resources, Ltd., Class B 3,127 134,211
TerraVest Industries, Inc. 1,775 172,008
TFI International, Inc. 1,281 114,944
#Thomson Reuters Corp. 5,106 781,524
#*Tidewater Midstream and
Infrastructure, Ltd. 291 1,234
TMX Group, Ltd. 14,054 518,869
*Torex Gold Resources, Inc. 9,742 402,849
Toromont Industries, Ltd. 7,624 916,904
Toronto-Dominion Bank (The) 7,091 582,807
Toronto-Dominion Bank (The),
ADR 43,794 3,596,801
Total Energy Services, Inc. 6,427 64,676
Transcontinental, Inc., Class A 9,054 127,234
Trican Well Service, Ltd. 21,709 81,342
Triple Flag Precious Metals
Corp. 3,585 99,520
Triple Flag Precious Metals
Corp. 217 6,032
*Trisura Group, Ltd. 3,003 82,836
Vecima Networks, Inc. 4 29
*<Victoria Gold Corp. 80 5
*Viemed Healthcare, Inc. 723 4,670
*Vitalhub Corp. 144 1,126
Wajax Corp. 383 6,798
*Well Health Technologies
Corp. 23,961 89,780
*Wesdome Gold Mines, Ltd. 22,261 336,183
#West Fraser Timber Co., Ltd. 3,993 243,573
West Fraser Timber Co., Ltd. 37 2,260
*Western Forest Products, Inc. 103 877
Wheaton Precious Metals
Corp. 12,545 1,210,843
Winpak, Ltd. 2,267 69,604
WSP Global, Inc. 6,411 1,226,882
Yellow Pages, Ltd. 43 338
TOTAL CANADA 94,994,247
DENMARK — (2.3%)
*ALK-Abello A/S 8,774 289,413
Alm Brand A/S 71,054 200,327
Ambu A/S, Class B 8,646 134,577
*Bang & Olufsen A/S 15,710 32,151

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
DENMARK — (Continued)
*Bavarian Nordic A/S 8,825 $ 326,016
Carlsberg A/S, Class B 2,437 286,885
#cBrain A/S 360 8,403
Chemometec A/S 845 103,314
Coloplast A/S, Class B 4,846 438,642
Columbus A/S 136 204
Danske Bank A/S 36,663 1,639,466
*Demant A/S 6,852 228,133
DSV A/S 5,562 1,182,115
FLSmidth & Co. A/S 4,955 386,777
*Genmab A/S 4,847 1,377,033
*GN Store Nord A/S 11,669 204,628
H Lundbeck A/S, Class A 24,017 175,147
H Lundbeck A/S, Class A 2,094 11,830
*H+H International A/S, Class
B 227 3,123
ISS A/S 17,945 566,402
Jyske Bank A/S, Registered 6,316 741,962
Matas A/S 4,342 86,309
#MT Hoejgaard Holding A/S 8 526
Ω#*Netcompany Group A/S 5,392 269,702
*Nilfisk Holding A/S, Class B 613 10,195
*NKT A/S 5,091 571,302
Ω*NNIT A/S 32 275
Novo Nordisk A/S, Class B 99,104 4,839,890
Novonesis Novozymes B,
Class B 20,158 1,206,448
#*NTG Nordic Transport
Group A/S 586 16,558
Ω*Orsted A/S 9,145 163,688
Pandora A/S 7,898 1,059,162
Per Aarsleff Holding A/S 1,541 175,310
Ringkjoebing Landbobank A/S 2,761 624,362
Royal Unibrew A/S 4,288 324,506
#*RTX A/S 12 200
Schouw & Co. A/S 1,165 107,144
#Solar A/S, Class B 606 19,249
SP Group A/S 1,581 71,358
Sparekassen Sjaelland-Fyn
A/S 353 18,415
Sydbank A/S 6,444 550,816
TCM Group A/S 24 267
Tivoli A/S 130 11,896
Trifork Group AG 775 10,242
Tryg A/S 27,940 689,695
Vestas Wind Systems A/S 47,174 962,139
Vestjysk Bank A/S 27,500 30,180
TOTAL DENMARK 20,156,382
FINLAND — (2.1%)
Aktia Bank OYJ 3,425 42,299
Alma Media OYJ 1,079 18,432
Anora Group OYJ 1,205 4,374
Citycon OYJ 1,294 4,400
Digia OYJ 20 140
Elisa OYJ 9,403 415,017
ΩEnento Group OYJ 1,628 28,975
eQ OYJ 12 152
#Fiskars OYJ Abp 1,017 15,354
Shares Value †
FINLAND — (Continued)
#Fortum OYJ 30,656 $ 684,311
F-Secure OYJ 9,622 19,035
Gofore OYJ 188 3,064
Harvia OYJ 1,125 47,070
Hiab OYJ 5,142 284,994
Huhtamaki OYJ 10,644 358,240
*Incap OYJ 934 10,090
Kalmar OYJ, Class B 3,249 134,775
#Kamux Corp. 387 869
Kemira OYJ 13,515 297,941
Kesko OYJ, Class A 9,840 210,565
Kesko OYJ, Class B 43,028 908,833
*Kojamo OYJ 6,760 82,003
Kone OYJ, Class B 16,158 1,080,184
Konecranes OYJ 5,477 541,126
Lassila & Tikanoja OYJ 2,123 24,357
*Lindex Group OYJ 9,026 28,180
Mandatum OYJ 58,606 420,875
Marimekko OYJ 2,546 37,555
#Metsa Board OYJ 12 66
Metso OYJ 73,601 1,207,145
Neste OYJ 18,078 374,643
Nokia OYJ 72,575 491,205
Nokia OYJ, Sponsored ADR 37,151 256,713
#Nokian Renkaat OYJ 8,049 81,242
Nordea Bank Abp 222,202 3,799,541
Olvi OYJ, Class A 921 31,465
#Oma Saastopankki OYJ 37 468
Oriola OYJ, Class B 1,873 2,551
Orion OYJ, Class A 1,599 112,026
Orion OYJ, Class B 10,151 709,422
#Outokumpu OYJ 28,746 123,889
Pihlajalinna OYJ 1,040 17,885
Ponsse OYJ 20 586
Puuilo OYJ 4,911 80,490
*QT Group OYJ 1,066 43,679
Raisio OYJ, Class V 15,622 45,348
Rapala VMC OYJ 16 22
Revenio Group OYJ 2,116 59,103
Sampo OYJ, Class A 13,425 149,574
Sampo OYJ, Class A 125,148 1,396,504
Sanoma OYJ 8,642 105,731
Scanfil OYJ 967 12,233
Siili Solutions OYJ 8 43
Stora Enso OYJ, Class R 37,568 437,946
#*Talenom OYJ 24 87
ΩTerveystalo OYJ 20,174 217,248
TietoEVRY OYJ 11,904 255,694
#Tokmanni Group Corp. 5,458 54,051
UPM-Kymmene OYJ 15,265 410,168
Vaisala OYJ, Class A 2,261 111,954
Valmet OYJ 13,094 426,341
Wartsila OYJ Abp 38,795 1,270,330
*WithSecure OYJ 2,346 4,652
*YIT OYJ 9,265 31,354
TOTAL FINLAND 18,024,609
FRANCE — (8.1%)
*74Software SA 33 1,364

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
FRANCE — (Continued)
Aeroports de Paris SA 2,598 $ 356,535
Airbus SE 17,237 4,245,586
AKWEL SADIR, Class B 8 103
*Alstom SA 28,042 700,726
Alten SA 3,140 258,948
ΩAmundi SA 6,813 505,628
Arkema SA 4,842 287,815
Assystem SA 73 3,665
Aubay 531 30,644
AXA SA 40,231 1,747,337
ΩAyvens SA 21,756 290,532
*Bastide le Confort Medical 4 114
Beneteau SACA 2,752 26,570
BioMerieux 2,399 309,012
BNP Paribas SA 25,941 2,007,852
Boiron SA, Class A 8 259
Bouygues SA 12,803 578,233
Bureau Veritas SA 27,279 896,706
Capgemini SE 8,786 1,353,798
Carrefour SA 57,372 864,156
Catana Group 287 967
*Cegedim SA 16 211
Cie des Alpes 1,673 38,426
*Claranova SE, Registered 100 195
*Clariane SE 4,060 17,460
Coface SA 14,934 263,379
Credit Agricole SA 31,460 567,907
Danone SA 11,546 1,021,869
Dassault Aviation SA 1,019 327,905
Dassault Systemes SE 21,581 613,504
Derichebourg SA 8,598 58,749
Edenred SE 1,536 44,197
Eiffage SA, Class P 7,960 980,300
#*Ekinops SAS 20 36
Electricite de Strasbourg SA,
Class B 86 17,371
Ω*Elior Group SA 12,487 40,384
*Emeis SA 1,608 26,559
EssilorLuxottica SA, Class B 2,235 818,520
Esso SA Francaise 290 32,618
Eurofins Scientific SE 6,513 459,609
ΩEuronext NV 3,149 450,688
Exosens SAS 90 5,074
FDJ UNITED 15,578 454,538
Fnac Darty SA 1,363 44,678
*Forvia SE 7,326 93,943
Gaztransport Et Technigaz SA 4,750 940,790
Getlink SE 26,012 475,265
GL Events SACA 428 13,684
Groupe Crit SA 145 10,376
Groupe SFPI 56 114
Hermes International SCA 1,540 3,819,783
*ID Logistics Group SACA 184 83,675
Imerys SA 818 20,186
Infotel SA 683 31,769
Interparfums SA 2,722 89,602
Ipsen SA 4,011 563,873
IPSOS SA 4,145 159,026
Shares Value †
FRANCE — (Continued)
Jacquet Metals SACA 1,568 $ 31,708
JCDecaux SE 7,579 138,126
Kaufman & Broad SA 1,612 54,329
Kering SA, Class A 1,028 364,024
Laurent-Perrier 44 4,754
#Lectra 237 6,292
Legrand SA 10,227 1,764,701
Linedata Services 1 52
LISI SA 377 22,105
LNA Sante SA 350 9,776
L'Oreal SA 10,329 4,323,421
Louis Hachette Group 6,457 11,108
*Lumibird 12 301
LVMH Moet Hennessy Louis
Vuitton SE 11,446 8,086,446
Ω#Maisons du Monde SA 604 1,426
Manitou BF SA 1,443 29,013
Metropole Television SA 2,930 40,446
Nexans SA 3,118 439,054
#*Nexity SA 4,182 43,828
Opmobility 3,859 63,070
Orange SA 193,116 3,083,749
Pernod Ricard SA 3,612 354,196
Pluxee NV 2,949 57,013
Publicis Groupe SA 14,934 1,496,158
Quadient SA 1,983 34,149
#Remy Cointreau SA 2,527 125,358
Renault SA 16,496 641,638
Rexel SA 22,153 767,071
Robertet SA, Class A 74 71,147
Rubis SCA 10,183 369,992
Safran SA 12,001 4,264,898
Sanofi SA 25,064 2,534,172
Sartorius Stedim Biotech 597 142,773
Schneider Electric SE 10,900 3,096,134
SCOR SE 22,585 685,057
SEB SA 1,070 59,255
SES SA 28,796 220,856
Ω*SMCP SA 1,727 12,179
Societe BIC SA 2,495 139,091
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 4 494
Societe Generale SA 35,831 2,268,800
*SOITEC 34 1,611
Sopra Steria Group 1,498 233,241
SPIE SA 15,572 792,979
Stef SA 89 12,430
Sword Group 366 15,503
Synergie SE 20 776
Technip Energies NV 22,583 918,021
Teleperformance SE 4,078 291,635
Television Francaise 1 SA 6,128 56,088
Thales SA 4,150 1,182,635
Thermador Groupe 664 58,552
Trigano SA 955 159,277
Valeo SE 17,068 236,103
Vallourec SACA 17,239 321,242

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
FRANCE — (Continued)
Veolia Environnement SA 4,587 $ 151,682
Vetoquinol SA 121 10,418
VIEL & Cie SA 831 16,881
Vinci SA 16,946 2,266,899
Virbac SACA 225 92,062
*Viridien 1,029 125,893
Vivendi SE 12,902 46,491
#*Voltalia SA, Registered 3,098 25,530
VusionGroup 550 153,370
Wavestone 610 36,330
TOTAL FRANCE 70,116,622
GERMANY — (7.3%)
*7C Solarparken AG 913 1,677
Adesso SE 374 40,448
adidas AG 8,047 1,521,351
Adtran Networks SE 754 18,798
AIXTRON SE 3,212 51,439
All for One Group SE 4 188
Allgeier SE 12 253
Allianz SE, Registered 6,649 2,672,186
Atoss Software SE 637 85,433
ΩAumann AG 91 1,321
*Aumovio SE 3,217 138,497
Aurubis AG 2,979 388,191
Bayerische Motoren Werke AG 11,058 1,030,242
Bechtle AG 6,722 284,273
Beiersdorf AG 4,446 470,668
Bijou Brigitte AG 18 846
Bilfinger SE 1,992 214,972
#Borussia Dortmund GmbH &
Co. KGaA 9,631 38,073
Brenntag SE 10,481 582,479
CANCOM SE 3,076 87,515
Carl Zeiss Meditec AG, Class
BR 1,957 99,160
*CECONOMY AG 19,837 101,543
#CENIT AG 4 33
Cewe Stiftung & Co. KGAA 638 73,196
Commerzbank AG 35,323 1,284,658
Continental AG 6,435 486,339
*Covestro AG 9,196 643,211
CTS Eventim AG & Co. KGaA 5,662 507,123
Daimler Truck Holding AG 40,468 1,621,242
Ω*Delivery Hero SE 4,589 116,526
Deutsche Bank AG,
Registered 36,233 1,293,498
#*Deutsche Bank AG,
Registered Sponsored 5,021 179,601
Deutsche Boerse AG 7,887 1,998,149
Deutsche Post AG 33,103 1,520,659
Deutsche Telekom AG 62,393 1,936,458
Deutsche Wohnen SE 1,685 42,008
Deutz AG 10,468 103,786
Draegerwerk AG & Co. KGaA 4 282
Duerr AG 7,965 185,703
ΩDWS Group GmbH & Co.
KGaA 4,668 298,754
E.ON SE 197,028 3,670,397
Shares Value †
GERMANY — (Continued)
Elmos Semiconductor SE 680 $ 64,201
ElringKlinger AG 283 1,321
Energiekontor AG 408 15,917
Evonik Industries AG 17,519 293,803
*Evotec SE 7,648 62,268
Fabasoft AG 656 11,433
Fielmann Group AG 1,314 71,812
flatexDEGIRO AG 9,249 351,001
#*Fraport AG Frankfurt Airport
Services Worldwide 2,706 231,747
Freenet AG 13,409 417,561
Fresenius Medical Care AG 8,976 482,367
Fresenius SE & Co. KGaA 8,853 511,112
Friedrich Vorwerk Group SE 890 95,636
FUCHS SE 3,656 129,758
GEA Group AG 20,262 1,449,958
Gesco SE 36 661
GFT Technologies SE 1,764 36,241
*Grand City Properties SA 4,601 58,628
Hawesko Holding SE 4 97
#*Heidelberger
Druckmaschinen AG 19,963 44,977
*HelloFresh SE 21,463 173,904
Henkel AG & Co. KGaA 4,618 345,124
Hensoldt AG 5,527 588,169
HOCHTIEF AG 1,599 458,808
*Hoenle AG 8 70
Hornbach Holding AG & Co.
KGaA 1,264 126,487
HUGO BOSS AG 5,414 240,268
Indus Holding AG 2,121 54,959
Infineon Technologies AG 43,137 1,708,751
Init Innovation in Traffic
Systems SE 568 30,616
ΩInstone Real Estate Group
SE 3,629 34,724
*IONOS Group SE 3,745 132,916
IVU Traffic Technologies AG 685 16,208
Jenoptik AG 3,322 74,998
ΩJOST Werke SE 918 53,508
K+S AG, Registered 7,118 92,919
KION Group AG 6,873 487,869
Kloeckner & Co. SE 2,206 14,106
Knorr-Bremse AG 9,132 849,537
*Koenig & Bauer AG 28 430
#Kontron AG 4,062 106,332
Krones AG 1,613 234,205
KWS Saat SE & Co. KGaA 937 72,243
LANXESS AG 10,704 254,998
#Leifheit AG 8 138
*LPKF Laser & Electronics SE 1,126 8,578
*MAX Automation SE 28 184
*Medios AG 1,534 21,601
Mercedes-Benz Group AG 29,524 1,915,448
MLP SE 3,233 26,531
MTU Aero Engines AG 2,600 1,134,649

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
GERMANY — (Continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,361 $ 2,699,954
Nagarro SE 803 44,784
Nemetschek SE 4,963 572,830
*Nordex SE 9,884 291,820
Norma Group SE 1,319 21,405
*Pentixapharm Holding AG 869 1,545
Pfeiffer Vacuum Technology
AG 108 19,446
QIAGEN NV 393 18,489
QIAGEN NV 13,090 613,266
Rational AG 683 500,977
RENK Group AG 3,576 271,543
Rheinmetall AG 1,554 3,051,859
RTL Group SA 3,564 137,599
SAF-Holland SE 1,967 32,011
SAP SE 19,109 4,950,387
SAP SE, Sponsored ADR 592 153,926
Schaeffler AG 4,797 38,895
ΩScout24 SE 3,845 444,678
Secunet Security Networks AG 109 25,036
Siemens AG, Registered 19,077 5,406,691
*Siemens Energy AG 22,103 2,737,364
ΩSiemens Healthineers AG 8,051 451,335
Sixt SE 1,532 134,740
*SMA Solar Technology AG 814 24,390
STRATEC SE 69 1,871
Stroeer SE & Co. KGaA 2,303 100,876
SUSS MicroTec SE 1,270 40,867
Symrise AG 12,242 1,014,232
TAG Immobilien AG 17,898 297,267
Talanx AG 5,801 706,378
Ω*TeamViewer SE 17,753 130,525
Technotrans SE 8 329
United Internet AG 8,538 263,511
Volkswagen AG, Registered,
Class R 1,285 135,486
Vossloh AG 699 63,817
Wacker Chemie AG 556 43,927
Wacker Neuson SE 2,668 58,139
Washtec AG 1,102 52,531
*Westwing Group SE 7 93
Wuestenrot &
Wuerttembergische AG 2,682 43,772
Ω*Zalando SE 21,448 600,564
Zeal Network SE 361 20,250
TOTAL GERMANY 63,600,358
HONG KONG — (0.9%)
AIA Group, Ltd. 290,800 2,822,992
ASMPT, Ltd. 16,600 175,137
Bank of East Asia, Ltd. (The) 23,600 40,689
BOC Hong Kong Holdings, Ltd. 73,000 358,604
ΩBudweiser Brewing Co.
APAC, Ltd. 41,800 42,380
Chow Sang Sang Holdings
International, Ltd. 28,000 50,184
Shares Value †
HONG KONG — (Continued)
CK Asset Holdings, Ltd. 47,500 $ 234,927
*Cowell e Holdings, Inc. 11,000 43,761
ΩCrystal International Group,
Ltd. 29,000 25,410
CTF Services, Ltd. 57,000 61,604
Dah Sing Banking Group, Ltd. 25,600 36,232
Dah Sing Financial Holdings,
Ltd. 13,200 61,039
#*Deep Source Holdings, Ltd. 440,000 43,025
Far East Consortium
International, Ltd. 2,042 200
Giordano International, Ltd. 118,000 22,470
Great Eagle Holdings, Ltd. 23,000 43,087
Guoco Group, Ltd. 3,000 29,914
Guotai Junan International
Holdings, Ltd. 290,000 142,160
Hang Lung Group, Ltd. 42,000 80,031
Hang Lung Properties, Ltd. 113,451 126,264
Hang Seng Bank, Ltd. 14,800 288,680
HKT Trust & HKT, Ltd., Class
SS 169,000 246,361
Hong Kong Technology
Venture Co., Ltd. 20,000 3,680
Hysan Development Co., Ltd. 34,000 70,430
IGG, Inc. 60,000 30,107
ΩImpro Precision Industries,
Ltd. 1,000 643
Johnson Electric Holdings, Ltd. 31,500 148,093
Kerry Properties, Ltd. 40,000 100,666
KLN Logistics Group, Ltd. 25,000 23,095
Kowloon Development Co.,
Ltd. 6,660 3,239
Langham Hospitality
Investments and Langham
Hospitality Investments, Ltd.,
Class SS 1,533 101
Luk Fook Holdings
International, Ltd. 29,000 92,833
Man Wah Holdings, Ltd. 72,000 43,910
MGM China Holdings, Ltd. 43,600 83,473
NagaCorp, Ltd. 46,000 30,836
#*New World Development
Co., Ltd. 83,000 76,783
Oriental Watch Holdings 22,000 9,624
PAX Global Technology, Ltd. 100,000 68,578
PCCW, Ltd. 140,000 99,972
Perfect Medical Health
Management, Ltd. 1,000 178
Pico Far East Holdings, Ltd. 58,000 19,552
Plover Bay Technologies, Ltd. 17,000 14,042
PRADA SpA 38,900 229,930
#Sa Sa International Holdings,
Ltd. 8,000 638
ΩSamsonite Group SA 103,200 216,035
Sands China, Ltd. 69,600 181,249
*Shandong Hi-Speed Holdings
Group, Ltd. 100,000 26,505
*Shun Tak Holdings, Ltd. 4,000 376

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
HONG KONG — (Continued)
*Sinohope Technology
Holdings, Ltd. 10,000 $ 5,854
*SJM Holdings, Ltd. 71,000 25,852
Sun Hung Kai Properties, Ltd. 30,500 370,645
Swire Pacific, Ltd., Class A 12,000 99,123
Swire Pacific, Ltd., Class B 22,500 33,350
Swire Properties, Ltd. 16,800 45,825
Techtronic Industries Co., Ltd. 57,000 665,912
*Television Broadcasts, Ltd. 16,700 7,112
*Viva Goods Company, Ltd. 208,000 15,790
*Vobile Group, Ltd. 22,000 14,691
VSTECS Holdings, Ltd. 44,000 54,574
VTech Holdings, Ltd. 13,300 108,578
Wharf Real Estate Investment
Co., Ltd. 67,000 190,512
Wynn Macau, Ltd., Class B 71,200 60,553
*Yunfeng Financial Group, Ltd. 4,000 2,151
TOTAL HONG KONG 8,250,241
IRELAND — (0.6%)
AIB Group PLC 200,929 1,851,821
Bank of Ireland Group PLC 82,616 1,352,618
Cairn Homes PLC 73,092 162,652
Dalata Hotel Group PLC 9,484 70,495
FBD Holdings PLC 2,779 46,509
Glanbia PLC 5,170 87,599
Ω*Glenveagh Properties PLC 40,170 88,463
Kerry Group PLC, Class A 4,175 381,166
Kingspan Group PLC 11,557 865,708
*Permanent TSB Group
Holdings PLC 599 2,005
TOTAL IRELAND 4,909,036
ISRAEL — (0.9%)
Africa Israel Residences, Ltd. 366 32,020
*Airport City, Ltd. 2,777 55,025
Arad, Ltd. 20 321
*Argo Properties NV 682 25,044
*Ashdod Refinery, Ltd. 246 4,169
Ashtrom Group, Ltd. 2,320 53,113
Aura Investments, Ltd. 13,028 94,081
Ayalon Holdings, Ltd. 719 15,201
Azorim-Investment
Development & Construction
Co., Ltd. 5,022 33,735
Bank Hapoalim BM 21,954 447,283
Bank Leumi Le-Israel BM,
Class IS 30,995 631,768
*Bet Shemesh Engines
Holdings 1997, Ltd. 513 106,330
Big Shopping Centers, Ltd. 228 51,013
Blue Square Real Estate, Ltd. 308 37,291
*Camtek, Ltd. 81 10,048
Carasso Motors, Ltd. 2,859 34,264
Castro Model, Ltd. 297 18,053
Clal Insurance Enterprises
Holdings, Ltd., Registered 9,349 523,156
Danel Adir Yeoshua, Ltd. 451 62,504
Danya Cebus, Ltd. 412 17,370
Delta Galil, Ltd. 761 42,514
Shares Value †
ISRAEL — (Continued)
*Doral Group Renewable
Energy Resources, Ltd. 13,866 $ 99,493
Elbit Systems, Ltd. 280 133,490
Electra Consumer Products
1970, Ltd. 1,188 41,180
Electra, Ltd. 4,040 128,368
*Ellomay Capital, Ltd. 8 160
Energix-Renewable Energies,
Ltd. 21,637 99,801
*Enlight Renewable Energy,
Ltd. 3,862 135,942
*Enlight Renewable Energy,
Ltd. 6,325 220,794
First International Bank Of
Israel, Ltd. (The) 2,699 194,906
FMS Enterprises Migun, Ltd. 4 230
#Formula Systems 1985, Ltd. 819 118,287
Formula Systems 1985, Ltd.,
ADR 20 2,963
Fox Wizel, Ltd. 787 90,884
*Gilat Satellite Networks, Ltd. 2,764 39,716
*Hagag Group Real Estate
Development 5,122 36,831
Harel Insurance Investments &
Financial Services, Ltd. 4,326 151,547
Hilan, Ltd. 1,510 119,113
ICL Group, Ltd. 7,197 47,306
IDI Insurance Co., Ltd. 964 57,351
Ilex Medical, Ltd. 8 160
Inrom Construction Industries,
Ltd. 10,369 77,173
Israel Canada T.R, Ltd., Class
A 6,719 35,100
Israel Discount Bank, Ltd.,
Class A 8,509 85,346
Isras Investment Co., Ltd. 96 26,910
Kvutzat Acro, Ltd. 1,787 26,122
Land Development Nimrodi
Group, Ltd. 118 1,352
M Yochananof & Sons, Ltd. 587 49,605
Magic Software Enterprises,
Ltd. 3,363 69,547
*Malam - Team, Ltd. 8 344
Matrix IT, Ltd. 2,529 93,569
Max Stock, Ltd. 5,108 36,730
Mediterranean Towers, Ltd. 2,838 12,567
Mega Or Holdings, Ltd. 876 53,838
Menora Mivtachim Holdings,
Ltd. 1,373 137,545
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 603
Mivne Real Estate KD, Ltd. 34,274 151,980
Mizrahi Tefahot Bank, Ltd. 2,618 170,715
*Nayax, Ltd. 541 22,676
Neto Malinda Trading, Ltd. 809 35,476
Next Vision Stabilized
Systems, Ltd. 2,891 127,040
#*Nice, Ltd., Sponsored ADR 505 69,013

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
ISRAEL — (Continued)
Novolog, Ltd. 21,684 $ 8,463
Oil Refineries, Ltd. 248,214 72,614
One Software Technologies,
Ltd. 3,235 87,053
*OY Nofar Energy, Ltd. 1,249 39,917
Palram Industries 1990, Ltd. 1,273 29,374
Partner Communications Co.,
Ltd. 16,403 163,466
Paz Retail And Energy, Ltd. 1,286 275,442
*Perion Network, Ltd. 3,732 34,875
Phoenix Financial, Ltd. 14,843 572,884
Plasson Industries, Ltd., Class
B 4 234
Polyram Plastic Industries, Ltd. 6,297 21,943
Prashkovsky Investments and
Construction, Ltd. 430 22,001
Qualitau, Ltd. 424 65,147
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 773 72,758
Retailors, Ltd. 1,989 35,328
Sano-Brunos Enterprises, Ltd.,
Class 1 4 482
Scope Metals Group, Ltd. 270 13,018
Shufersal, Ltd. 11,401 142,241
Telsys, Ltd. 225 13,621
*Teva Pharmaceutical
Industries, Ltd. 2,353 47,621
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 17,990 368,435
Turpaz Industries, Ltd. 4,354 71,354
*Veridis Environment, Ltd. 1,375 13,669
Villar International, Ltd. 406 23,992
YD More Investments, Ltd. 386 5,282
YH Dimri Construction &
Development, Ltd. 597 72,098
TOTAL ISRAEL 7,569,388
ITALY — (2.9%)
A2A SpA 80,355 234,276
ACEA SpA 4,640 112,573
Aeroporto Guglielmo Marconi
Di Bologna SpA 1,150 12,132
Amplifon SpA 4,710 80,457
Ariston Holding NV, Class B 8,980 37,313
Arnoldo Mondadori Editore
SpA 17,324 41,690
Ascopiave SpA 8,197 30,464
#Avio SpA 324 14,042
Azimut Holding SpA 11,995 469,334
B&C Speakers SpA 8 140
Banca Generali SpA 7,389 417,891
Banca IFIS SpA 2,579 66,678
Banca Mediolanum SpA 24,792 498,186
Banca Monte dei Paschi di
Siena SpA 1,508 13,200
#BasicNet SpA 52 414
BF SpA 191 955
Biesse SpA 156 1,023
BPER Banca SPA 108,361 1,295,104
Shares Value †
ITALY — (Continued)
Brunello Cucinelli SpA 3,304 $ 334,595
*Cairo Communication SpA 8,381 27,859
Cembre SpA 4 292
*CIR SpA-Compagnie
Industriali 35,128 28,016
Credito Emiliano SpA 4,498 71,229
Datalogic SpA, Class M 645 3,417
Davide Campari-Milano NV,
Class M 12,426 86,540
De' Longhi SpA 4,226 154,231
Emak SpA 104 122
ΩEnav SpA 22,927 119,927
Enel SpA 152,759 1,546,632
ERG SpA 4,970 128,266
Esprinet SpA 2,643 17,693
#Ferrari NV, ADR 4,061 1,640,441
Ferretti SpA 13,345 43,836
Fila SpA 2,439 26,772
*Fincantieri SpA 6,608 169,624
FinecoBank Banca Fineco SpA 71,310 1,630,484
Garofalo Health Care SpA 12 73
Gefran SpA 4 58
#*Geox SpA 212 83
Hera SpA 100,512 451,283
IMMSI SpA 164 109
Intercos SpA 4,116 56,058
Interpump Group SpA, Class R 3,111 160,505
Intesa Sanpaolo SpA 381,248 2,453,646
Iren SpA 18,476 54,549
Italgas SpA 55,202 579,162
Italmobiliare SpA 1,168 43,948
Iveco Group NV 21,047 447,953
#*Juventus Football Club SpA 4,168 13,201
Leonardo SpA 13,440 789,274
Lottomatica Group Spa 1,202 29,662
LU-VE SpA, Registered 69 2,875
Maire SpA 20,026 303,718
#MARR SpA 4,038 42,878
MFE MediaForEurope NV,
Class A 21,879 79,092
MFE-MediaForEurope NV,
Class A 42,957 152,214
MFE-MediaForEurope NV,
Class B 84 392
Moncler SpA 21,151 1,269,451
ΩNexi SpA 21,287 112,184
ΩOVS SpA 22,728 114,689
Pharmanutra SpA 379 20,254
#Piaggio & C SpA 10,563 24,055
Prysmian SpA 9,170 950,657
Recordati Industria Chimica e
Farmaceutica SpA 6,743 400,813
Reply SpA 2,174 305,123
Rizzoli Corriere Della Sera
Mediagroup SpA 220 261
*Safilo Group SpA 5,900 11,536
#Saipem SpA 252,213 656,732
*Salvatore Ferragamo SpA 2,568 20,689
Sanlorenzo SpA 1,321 51,687

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
ITALY — (Continued)
Sesa SpA 751 $ 69,864
Snam SpA 86,955 536,744
SOL SpA 3,338 195,718
Stellantis NV, ADR 36,497 370,080
ΩTechnogym SpA 15,007 271,941
*Telecom Italia SpA 501,865 333,766
*Telecom Italia SpA 1,041,780 614,679
Tenaris SA 11,409 227,614
#Tenaris SA, Sponsored ADR 7,885 313,823
Terna - Rete Elettrica
Nazionale 33,897 347,656
TXT e-solutions SpA 1,005 38,395
UniCredit SpA 22,983 1,698,524
Unipol Assicurazioni SpA 28,742 629,146
Webuild SpA 36,251 146,360
TOTAL ITALY 24,749,022
JAPAN — (20.0%)
A&D HOLON Holdings Co.,
Ltd. 2,300 30,263
ABC-Mart, Inc. 5,400 92,661
AD Works Group Co., Ltd. 3,800 11,717
ADEKA Corp. 10,500 238,415
Advan Group Co., Ltd. 200 1,120
Advanced Media, Inc. 300 2,101
Advantest Corp. 26,300 3,949,567
Aeon Co., Ltd. 64,152 1,015,863
Aeon Hokkaido Corp. 2,500 14,102
Ai Holdings Corp. 3,200 55,668
Aica Kogyo Co., Ltd. 6,000 141,378
Aichi Steel Corp. 4,800 82,817
Aida Engineering, Ltd. 5,800 34,750
Aiming, Inc. 1,000 1,473
Ain Holdings, Inc. 3,101 130,055
Air Water, Inc. 10,000 139,885
Airman Corp. 1,900 23,754
Airtech Japan, Ltd. 300 2,469
Aisan Industry Co., Ltd. 2,700 36,735
Aisin Corp. 10,100 181,899
*Akebono Brake Industry Co.,
Ltd. 11,000 8,211
Akita Bank, Ltd. (The) 1,500 35,588
Alconix Corp. 3,600 50,662
Alfresa Holdings Corp. 14,900 210,508
#Allied Telesis Holdings KK,
Class B 7,200 10,189
#Alpen Co., Ltd. 1,600 23,649
Alps Alpine Co., Ltd.,
Registered 18,700 236,216
ALSOK Co., Ltd. 21,900 149,762
Altech Corp. 1,100 18,272
Amada Co., Ltd. 29,400 351,720
Amano Corp. 4,300 114,272
Amiyaki Tei Co., Ltd. 400 3,456
Amvis Holdings, Inc. 4,300 14,626
and ST HD Co., Ltd., Class B 2,100 35,510
Anest Iwata Corp. 1,200 11,832
Anicom Holdings, Inc., Class B 9,800 50,636
Anycolor, Inc. 2,600 101,938
Shares Value †
JAPAN — (Continued)
#*AnyMind Group, Inc. 800 $ 3,599
Aoyama Trading Co., Ltd. 3,700 54,760
Aoyama Zaisan Networks Co.,
Ltd. 3,000 39,142
Aozora Bank, Ltd., Class A 7,200 103,078
Appier Group, Inc. 400 3,370
Arakawa Chemical Industries,
Ltd. 3,200 23,140
Arata Corp. 2,300 44,864
ARCLANDS Corp. 4,387 49,891
Arcs Co., Ltd. 1,500 30,525
ARE Holdings, Inc. 4,100 65,257
Arealink Co., Ltd. 4,000 26,406
Argo Graphics, Inc. 4,000 35,546
Artience Co., Ltd. 5,800 118,406
As One Corp. 6,900 112,802
Asahi Co., Ltd. 1,700 14,423
Asahi Diamond Industrial Co.,
Ltd. 3,700 20,127
Asahi Group Holdings, Ltd. 53,500 576,830
Asahi Kasei Corp. 112,000 859,693
Asahi Kogyosha Co., Ltd. 1,500 30,622
ASAHI YUKIZAI Corp. 1,400 43,712
Asanuma Corp. 6,700 37,707
Asics Corp. 46,500 1,190,156
ASKA Pharmaceutical
Holdings Co., Ltd. 900 12,233
ASKUL Corp. 6,800 61,973
Astellas Pharma, Inc. 108,900 1,140,568
Astena Holdings Co., Ltd. 1,900 5,772
Atrae, Inc. 1,500 6,816
Aucnet, Inc. 1,800 23,532
Autobacs Seven Co., Ltd. 9,800 98,029
Avant Group Corp. 2,700 27,797
Avex, Inc. 2,700 21,172
Axial Retailing, Inc. 4,600 32,517
Azbil Corp. 40,900 404,208
#AZ-COM MARUWA Holdings,
Inc. 4,800 32,030
Bandai Namco Holdings, Inc. 23,500 732,511
Bando Chemical Industries,
Ltd. 1,400 17,612
*Bank of Innovation, Inc. 200 9,906
Bank of Saga, Ltd. (The) 500 10,402
Base Co., Ltd. 300 6,825
BayCurrent, Inc. 11,500 527,393
Beauty Garage, Inc. 200 1,838
Belc Co., Ltd., Class R 1,200 56,395
Bell System24 Holdings, Inc. 6,500 55,863
Belluna Co., Ltd. 4,500 29,707
*Bengo4.com, Inc. 900 17,818
Bic Camera, Inc. 14,200 143,470
BIPROGY, Inc. 6,600 267,162
B-Lot Co., Ltd., Class B 700 7,929
Blue Zones Holdings Co., Ltd. 1,600 81,529
#Bookoff Group Holdings, Ltd. 900 7,741
Br. Holdings Corp. 200 434
BrainPad, Inc. 2,700 29,391
Broadleaf Co., Ltd. 500 2,408

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Brother Industries, Ltd. 10,100 $ 172,393
Buffalo, Inc. 100 2,252
Bunka Shutter Co., Ltd. 6,600 87,183
Business Engineering Corp.,
Class G 600 24,615
BuySell Technologies Co., Ltd. 600 13,184
C. Uyemura & Co., Ltd. 900 73,376
Canon Marketing Japan, Inc. 2,600 108,435
Canon, Inc. 9,100 261,856
Canon, Inc., Sponsored ADR 5,500 157,795
Capcom Co., Ltd. 16,900 442,534
Careerlink Co., Ltd. 800 12,281
Carlit Co., Ltd. 3,100 30,848
Casio Computer Co., Ltd. 11,400 89,502
Cawachi, Ltd. 1,700 32,763
Celsys, Inc. 3,200 34,107
Central Automotive Products,
Ltd. 1,200 13,998
Central Japan Railway Co. 7,800 190,677
Ceres, Inc. 1,200 16,272
#Change Holdings, Inc. 7,900 58,049
Charm Care Corp. KK 2,500 17,689
Chiba Bank, Ltd. (The) 6,900 67,430
Chikaranomoto Holdings Co.,
Ltd. 400 3,671
*Chiyoda Corp. 4,300 11,416
Chori Co., Ltd. 800 20,642
Chugai Pharmaceutical Co.,
Ltd. 25,200 1,153,061
Chugoku Marine Paints, Ltd. 5,900 158,554
CKD Corp. 3,700 79,618
Coca-Cola Bottlers Japan
Holdings, Inc. 10,500 167,906
Computer Engineering &
Consulting, Ltd. 1,200 16,849
COMSYS Holdings Corp. 8,300 209,743
Comture Corp. 2,500 25,754
Cosel Co., Ltd. 3,400 27,146
Cosmos Initia Co., Ltd. 1,100 9,240
Cosmos Pharmaceutical Corp. 6,800 304,522
*Cover Corp. 2,500 29,697
Create SD Holdings Co., Ltd. 2,300 47,700
Creek & River Co., Ltd. 900 8,564
Cresco, Ltd. 1,600 16,877
CrowdWorks, Inc. 400 2,181
CTI Engineering Co., Ltd. 1,400 25,791
*CUC, Inc. 1,400 9,597
Curves Holdings Co., Ltd. 5,300 25,011
CyberAgent, Inc. 40,100 400,076
Cybozu, Inc. 2,000 39,921
Dai Nippon Printing Co., Ltd. 5,900 98,790
Dai Nippon Toryo Co., Ltd. 600 4,942
Dai-Dan Co., Ltd. 4,500 200,091
Daido Steel Co., Ltd. 11,900 112,894
Daifuku Co., Ltd. 21,100 674,959
Daihatsu Infinearth Mfg Co.,
Ltd. 2,300 45,909
Daihen Corp. 1,200 78,907
Daiho Corp. 1,400 7,179
Shares Value †
JAPAN — (Continued)
Daiichi Jitsugyo Co., Ltd. 1,400 $ 23,764
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 100 849
Dai-ichi Life Holdings, Inc. 111,300 783,879
Daiichi Sankyo Co., Ltd. 39,000 928,831
Daiki Aluminium Industry Co.,
Ltd. 3,800 27,799
Daikin Industries, Ltd. 3,201 373,490
Daikoku Denki Co., Ltd. 200 3,472
#Daikokutenbussan Co., Ltd. 700 28,172
Daikyonishikawa Corp. 2,700 12,794
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 700 17,289
Daiseki Co., Ltd. 2,200 46,341
Daisue Construction Co., Ltd. 800 17,682
Daito Trust Construction Co.,
Ltd. 16,000 298,750
Daitron Co., Ltd. 500 15,043
Daiwa House Industry Co., Ltd. 41,000 1,392,704
Daiwa Securities Group, Inc. 40,100 309,623
Daiwabo Holdings Co., Ltd. 4,800 89,890
DCM Holdings Co., Ltd. 4,400 40,843
Dear Life Co., Ltd. 7,300 52,314
Denso Corp. 21,900 307,272
#Dentsu Group, Inc. 13,300 262,797
Dentsu Soken, Inc. 1,500 74,389
Denyo Co., Ltd. 1,100 20,514
DIC Corp. 12,500 294,700
Digital Arts, Inc. 900 44,108
Digital Hearts Holdings Co.,
Ltd. 600 3,739
dip Corp. 4,700 64,587
Disco Corp. 1,100 368,511
DKS Co., Ltd. 800 34,222
DMG Mori Co., Ltd. 23,200 361,429
Dowa Holdings Co., Ltd. 5,900 214,469
DTS Corp. 10,800 90,155
#DyDo Group Holdings, Inc. 2,500 39,369
Eagle Industry Co., Ltd. 1,400 24,846
Earth Corp. 1,600 52,345
EAT&HOLDINGS Co., Ltd. 100 1,272
Ebara Corp. 33,100 887,580
Ebara Jitsugyo Co., Ltd. 400 10,892
Ebase Co., Ltd. 300 882
Eco's Co., Ltd. 700 12,891
EDION Corp. 6,800 89,516
eGuarantee, Inc. 5,400 55,803
Eisai Co., Ltd. 7,600 225,452
Elan Corp. 200 1,017
Elecom Co., Ltd. 4,600 53,866
#EM Systems Co., Ltd. 2,700 14,336
en, Inc. 5,700 57,609
Endo Lighting Corp. 500 7,335
#Ensuiko Sugar Refining Co.,
Ltd. 300 979
#Envipro Holdings, Inc. 1,000 3,265
#eRex Co., Ltd. 2,900 12,650
ES-Con Japan, Ltd. 8,100 52,631

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Eslead Corp. 400 $ 14,125
*ExaWizards, Inc. 700 3,044
EXEO Group, Inc. 24,000 346,318
Ezaki Glico Co., Ltd. 3,800 121,335
FANUC Corp. 11,700 372,823
Fast Retailing Co., Ltd. 5,800 2,133,186
*f-code, Inc. 600 7,867
Ferrotec Corp. 5,900 194,171
#FFRI Security, Inc. 300 21,109
FIDEA Holdings Co., Ltd. 1,000 10,743
Fintech Global, Inc. 1,200 795
First Bank of Toyama, Ltd.
(The) 2,100 19,861
#Fixstars Corp. 3,500 45,756
Forum Engineering, Inc. 200 1,598
Foster Electric Co., Ltd. 1,700 29,508
FP Corp. 4,000 65,042
#France Bed Holdings Co.,
Ltd. 1,300 11,122
*Fronteo, Inc. 1,800 10,855
Fudo Tetra Corp. 600 9,523
#Fuji Co., Ltd. 2,900 37,084
Fuji Corp. 4,900 95,341
Fuji Electric Co., Ltd. 4,300 308,708
#Fuji Oil Co., Ltd. 6,200 19,157
Fuji Pharma Co., Ltd. 800 8,194
Fuji Seal International, Inc. 4,000 70,468
FUJIFILM Holdings Corp. 10,300 239,356
Fujikura Composites, Inc. 1,000 12,560
Fujikura, Ltd. 15,100 2,075,019
Fujimi, Inc. 4,100 64,406
Fujitsu, Ltd. 26,900 703,865
#Fujiya Co., Ltd. 700 11,746
Fukuda Corp. 400 17,864
Fukuda Denshi Co., Ltd. 1,000 45,308
Fukui Bank, Ltd. (The) 1,700 23,990
Fukui Computer Holdings, Inc. 800 16,020
FULLCAST Holdings Co., Ltd. 3,200 35,146
#Fumakilla, Ltd. 600 4,533
Funai Soken Holdings, Inc. 4,800 75,682
Furukawa Co., Ltd. 3,200 63,250
Furukawa Electric Co., Ltd. 5,300 378,436
Furuno Electric Co., Ltd. 2,100 122,275
Furyu Corp. 2,500 16,958
Fuso Chemical Co., Ltd. 2,600 86,411
Futaba Industrial Co., Ltd. 4,600 28,217
Future Corp. 4,200 59,324
G-7 Holdings, Inc. 1,400 11,623
GA Technologies Co., Ltd. 2,400 31,158
Gakken Holdings Co., Ltd. 1,200 8,000
Gakujo Co., Ltd. 700 7,334
Galilei Co., Ltd. 600 13,982
Genki Global Dining Concepts
Corp. 800 15,735
Genky DrugStores Co., Ltd. 1,800 59,940
Geo Holdings Corp. 3,000 31,450
Gift Holdings, Inc. 400 8,387
#giftee, Inc. 1,600 11,321
Shares Value †
JAPAN — (Continued)
Giken, Ltd. 1,100 $ 11,781
Global Link Management KK 100 1,734
GLOBERIDE, Inc. 1,100 16,665
Glory, Ltd. 3,000 71,838
GMO Financial Gate, Inc. 200 7,504
GMO Financial Holdings, Inc. 4,400 25,705
GMO Payment Gateway, Inc. 4,700 257,096
Goldwin, Inc. 5,703 94,399
Good Com Asset Co., Ltd. 1,300 11,468
grems, Inc. 200 2,990
GSI Creos Corp. 1,100 16,508
G-Tekt Corp. 1,500 19,308
#Gumi, Inc. 4,200 11,996
Gunma Bank, Ltd. (The) 10,200 106,002
H.U. Group Holdings, Inc. 3,700 90,305
H2O Retailing Corp. 7,700 104,388
Hagihara Industries, Inc. 1,000 10,457
Hagiwara Electric Holdings
Co., Ltd. 1,100 25,312
Hakuhodo DY Holdings, Inc. 21,183 153,316
Halows Co., Ltd. 400 11,360
Hamamatsu Photonics KK 16,500 185,345
#Hamee Corp., Class A 100 337
Hankyu Hanshin Holdings, Inc. 5,100 136,923
Hanwa Co., Ltd. 2,500 104,508
Happinet Corp. 3,100 126,572
Hard Off Corp. Co., Ltd. 100 1,173
Haseko Corp. 20,700 334,575
Hazama Ando Corp. 16,000 179,364
Heiwa Real Estate Co., Ltd. 1,400 20,465
Heiwado Co., Ltd. 3,300 60,750
Hennge K.K. 1,100 10,475
Hioki EE Corp. 900 34,643
Hirano Tecseed Co., Ltd. 700 7,338
Hirata Corp. 3,703 49,083
Hirose Electric Co., Ltd. 900 120,931
HIS Co., Ltd. 16,200 137,651
Hitachi Construction Machinery
Co., Ltd. 10,200 333,103
Hitachi, Ltd. 141,000 4,867,340
Hochiki Corp. 1,100 27,562
#Hodogaya Chemical Co., Ltd. 700 8,302
Hokkaido Gas Co., Ltd. 6,100 26,846
Hokko Chemical Industry Co.,
Ltd. 2,100 22,138
#Hokuetsu Corp. 4,800 25,518
Honda Motor Co., Ltd. 51,500 521,502
Honda Motor Co., Ltd.,
Sponsored ADR 8,900 271,450
H-One Co., Ltd. 1,400 12,187
Honeys Holdings Co., Ltd. 900 8,658
Hoosiers Holdings Co., Ltd. 2,400 19,692
Horiba, Ltd. 3,100 289,062
Hoshizaki Corp. 5,300 186,810
Hosokawa Micron Corp. 600 22,200
Hotland Holdings Co., Ltd. 700 9,338
House Foods Group, Inc. 3,400 63,716
#Hulic Co., Ltd. 35,800 369,491

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Hurxley Corp. 300 $ 1,254
IBJ, Inc. 200 1,046
Ichikoh Industries, Ltd. 500 1,525
Ichinen Holdings Co., Ltd. 2,000 26,159
ID Holdings Corp. 1,200 15,774
Idec Corp. 1,800 27,469
IDOM, Inc. 11,400 85,395
IHI Corp. 53,200 1,110,240
Iida Group Holdings Co., Ltd. 8,500 130,379
I'll, Inc. 1,000 15,838
Inaba Denki Sangyo Co., Ltd. 2,300 67,826
Inaba Seisakusho Co., Ltd. 300 3,085
Inabata & Co., Ltd. 1,000 22,427
#I-NE Co., Ltd. 300 2,450
Infomart Corp. 32,200 68,557
INFRONEER Holdings, Inc. 18,400 197,431
Insource Co., Ltd. 8,100 45,954
Intage Holdings, Inc. 800 8,859
Intelligent Wave, Inc. 600 4,035
#Inter Action Corp. 300 2,767
Internet Initiative Japan, Inc. 6,900 124,581
#Inui Global Logistics Co., Ltd. 1,700 17,292
IPS, Inc. 200 3,914
#Iseki & Co., Ltd. 1,600 22,891
Isetan Mitsukoshi Holdings,
Ltd. 7,100 111,739
Ishihara Sangyo Kaisha, Ltd. 1,400 21,601
#Istyle, Inc. 18,600 54,331
Isuzu Motors, Ltd. 48,200 592,899
Itfor, Inc. 1,400 13,859
ITmedia, Inc. 400 4,165
Ito En, Ltd. 9,501 195,749
Itochu Enex Co., Ltd. 7,400 87,471
Itochu-Shokuhin Co., Ltd. 800 48,710
Itoki Corp. 5,900 95,439
Iwaki Co., Ltd. 300 4,972
Izumi Co., Ltd. 1,600 29,870
J Front Retailing Co., Ltd. 19,600 295,422
J Trust Co., Ltd. 1,100 2,899
JAC Recruitment Co., Ltd. 6,800 44,846
*Jade Group, Inc. 400 4,224
Japan Airport Terminal Co.,
Ltd. 3,701 115,219
Japan Aviation Electronics
Industry, Ltd. 1,400 20,965
Japan Business Systems, Inc. 300 2,884
Japan Cash Machine Co., Ltd. 1,900 12,333
#*Japan Communications, Inc. 18,300 17,818
Japan Electronic Materials
Corp. 1,400 39,895
Japan Elevator Service
Holdings Co., Ltd. 7,200 84,944
Japan Engine Corp. 300 25,024
Japan Exchange Group, Inc. 21,800 244,738
Japan Investment Adviser Co.,
Ltd. 4,200 48,337
Japan Lifeline Co., Ltd. 10,500 99,783
Japan Material Co., Ltd. 7,000 87,878
Shares Value †
JAPAN — (Continued)
Japan Medical Dynamic
Marketing, Inc. 900 $ 2,787
Japan Post Insurance Co., Ltd. 6,900 178,799
Japan Property Management
Center  Co., Ltd. 1,600 13,013
Japan Pulp & Paper Co., Ltd. 5,800 27,258
Japan Securities Finance Co.,
Ltd. 6,600 75,916
Japan Steel Works, Ltd. (The) 2,500 164,552
Japan System Techniques
Co., Ltd. 900 12,508
Japan Wool Textile Co., Ltd.
(The) 2,800 29,589
JBCC Holdings, Inc. 3,200 26,899
JCU Corp. 1,900 56,116
JDC Corp. 3,800 13,271
Jeol, Ltd. 4,500 151,952
*Jimoty, Inc. 200 1,646
JINS Holdings, Inc. 900 45,451
JINUSHI Co., Ltd. 2,400 45,179
JM Holdings Co., Ltd. 2,200 21,535
Joshin Denki Co., Ltd. 2,500 43,361
Joyful Honda Co., Ltd. 4,100 54,292
#JP-Holdings, Inc. 4,900 18,925
JSP Corp. 1,200 14,706
JTEKT Corp. 17,900 180,040
*Juki Corp. 2,200 6,326
Justsystems Corp. 1,900 61,481
JVCKenwood Corp. 20,200 162,395
Kadokawa Corp. 4,900 109,829
Kaga Electronics Co., Ltd. 3,000 69,618
Kagome Co., Ltd. 400 6,908
Kajima Corp. 12,800 413,442
Kakaku.com, Inc. 16,300 290,862
Kamakura Shinsho, Ltd. 1,400 5,262
Kamei Corp. 800 15,153
Kamigumi Co., Ltd. 4,300 129,149
Kanaden Corp. 500 6,800
Kanadevia Corp. 15,700 116,689
Kanamoto Co., Ltd. 4,400 102,678
Kandenko Co., Ltd. 12,300 376,613
Kaneka Corp. 3,500 96,738
Kanematsu Corp. 12,500 253,400
#Kanro, Inc. 600 5,655
Kansai Paint Co., Ltd. 23,600 378,997
Kanto Denka Kogyo Co., Ltd. 3,200 21,644
Kao Corp. 7,100 300,490
Katitas Co., Ltd. 5,500 89,575
Kato Sangyo Co., Ltd. 2,300 88,384
Kato Works Co., Ltd. 900 8,109
KAWADA TECHNOLOGIES,
Inc. 500 13,128
Kawasaki Heavy Industries,
Ltd. 9,800 788,809
KDDI Corp. 76,900 1,228,713
#KeePer Technical Laboratory
Co., Ltd. 2,100 50,164
Keihan Holdings Co., Ltd. 4,400 89,140
Keihanshin Building Co., Ltd. 1,600 17,999

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Keikyu Corp. 11,300 $ 105,405
Keio Corp. 5,600 132,934
Keisei Electric Railway Co.,
Ltd. 4,900 39,059
KEIWA, Inc. 500 3,752
Kewpie Corp. 5,600 155,290
Keyence Corp. 3,400 1,266,158
KH Neochem Co., Ltd. 2,100 37,609
Kikkoman Corp. 19,300 153,593
Kimura Chemical Plants Co.,
Ltd. 1,700 11,852
Kintetsu Group Holdings Co.,
Ltd. 10,601 201,037
Kirin Holdings Co., Ltd. 23,000 323,154
Ki-Star Real Estate Co., Ltd. 800 27,159
Kitz Corp. 6,300 70,788
Koatsu Gas Kogyo Co., Ltd. 2,100 14,013
Koei Tecmo Holdings Co., Ltd. 4,900 66,174
Kohnan Shoji Co., Ltd. 1,100 26,669
#Kohoku Kogyo Co., Ltd. 200 4,518
Koito Manufacturing Co., Ltd. 14,400 215,315
#Kojima Co., Ltd. 3,100 22,155
Kokusai Electric Corp. 12,100 445,498
Kokuyo Co., Ltd. 49,600 284,937
Komatsu, Ltd., Class R 36,200 1,213,912
KOMEDA Holdings Co., Ltd. 6,800 128,183
Komeri Co., Ltd. 900 18,753
Konami Group Corp. 3,200 534,666
Konica Minolta, Inc. 39,900 137,373
Konishi Co., Ltd. 7,800 62,580
Konoike Transport Co., Ltd. 1,000 20,739
Konoshima Chemical Co., Ltd. 300 2,888
Kosaido Holdings Co., Ltd. 5,900 16,200
Kose Corp. 3,800 145,754
#Kotobuki Spirits Co., Ltd. 11,501 138,000
*Kourakuen Corp. 600 4,015
KPP Group Holdings Co., Ltd. 3,200 15,849
Kraftia Corp. 5,100 270,071
Krosaki Harima Corp. 1,800 48,372
KRS Corp. 500 9,448
K's Holdings Corp. 10,600 105,171
Kubota Corp., Class R 52,000 675,252
Kumagai Gumi Co., Ltd. 6,000 54,565
Kumiai Chemical Industry Co.,
Ltd. 13,300 58,879
#Kuraray Co., Ltd. 8,500 92,280
#Kureha Corp. 3,100 74,253
Kurimoto, Ltd. 6,900 77,709
Kurita Water Industries, Ltd. 9,300 353,636
Kusuri no Aoki Holdings Co.,
Ltd. 6,100 154,663
Kyoei Steel, Ltd. 2,700 40,275
Kyokuto Boeki Kaisha, Ltd. 700 8,111
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 4,400 73,774
Kyokuyo Co., Ltd. 1,300 40,210
Kyorin Pharmaceutical Co.,
Ltd. 3,200 29,184
Shares Value †
JAPAN — (Continued)
Kyosan Electric Manufacturing
Co., Ltd. 7,000 $ 24,037
Kyowa Kirin Co., Ltd. 7,500 115,965
Kyushu Railway Co. 8,200 207,961
LA Holdings Co., Ltd. 500 24,439
#Lacto Japan Co., Ltd. 300 6,738
LAND Co., Ltd. 159,200 9,301
#Laox Holdings Co., Ltd. 1,500 1,577
Lasertec Corp. 3,501 645,636
Leopalace21 Corp. 27,800 113,687
Life Corp. 4,000 62,809
LIFULL Co., Ltd. 10,800 13,460
LIKE, Inc. 200 1,947
Link And Motivation, Inc. 3,100 9,920
Lintec Corp. 3,800 96,816
Lion Corp. 18,000 177,540
#LITALICO, Inc. 200 1,602
Lixil Corp. 14,900 165,389
Loadstar Capital KK 500 10,483
Look Holdings, Inc. 400 6,865
LY Corp. 70,300 206,718
M&A Capital Partners Co., Ltd. 1,000 19,181
M3, Inc. 25,500 359,107
Mabuchi Motor Co., Ltd. 7,400 130,991
#Macbee Planet, Inc. 600 7,458
Macnica Holdings, Inc. 22,400 319,740
Maeda Kosen Co., Ltd. 2,000 25,030
Maezawa Industries, Inc. 100 1,249
Makino Milling Machine Co.,
Ltd. 2,000 145,403
Makita Corp. 6,800 206,399
Mamiya-Op Co., Ltd. 100 1,225
#Management Solutions Co.,
Ltd. 1,100 9,575
Mandom Corp. 3,200 50,372
Mani, Inc. 7,700 73,724
#Maruchiyo Yamaokaya Corp. 600 10,438
Maruha Nichiro Corp. 3,700 82,716
MARUKA FURUSATO Corp. 2,300 33,756
#Marumae Co., Ltd. 100 1,406
Maruzen Showa Unyu Co.,
Ltd. 1,200 54,137
Marvelous, Inc. 800 2,939
Matching Service Japan Co.,
Ltd. 700 4,548
Matsuda Sangyo Co., Ltd. 1,200 32,248
Matsui Securities Co., Ltd. 11,100 55,336
MatsukiyoCocokara & Co. 17,100 309,966
Matsuya Co., Ltd. 1,500 16,825
Max Co., Ltd. 700 25,400
Maxvalu Tokai Co., Ltd. 900 20,418
Mazda Motor Corp. 53,401 371,594
MCJ Co., Ltd. 4,000 37,805
#MEC Co., Ltd. 2,900 86,028
Media Do Co., Ltd. 100 1,181
Medical System Network Co.,
Ltd., Class B 1,800 5,749
Medipal Holdings Corp. 21,500 350,297
#*Medley, Inc. 2,678 36,609

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Meidensha Corp. 5,400 $ 214,871
MEIJI Holdings Co., Ltd. 9,000 173,100
MEITEC Group Holdings, Inc. 2,000 41,037
Meiwa Corp. 3,100 15,957
Meiwa Estate Co., Ltd. 300 2,084
Menicon Co., Ltd. 5,500 42,913
*Mercari, Inc. 19,801 293,246
METAWATER Co., Ltd. 2,900 62,309
*Microwave Chemical Co., Ltd. 200 961
Mie Kotsu Group Holdings, Inc. 2,300 8,032
MIGALO HOLDINGS, Inc. 200 598
Milbon Co., Ltd. 3,900 58,631
MIMAKI ENGINEERING Co.,
Ltd. 2,800 30,971
MINEBEA MITSUMI, Inc. 17,000 337,230
MIRAIT ONE Corp. 7,100 137,871
Mirarth Holdings, Inc. 20,700 51,060
Miroku Jyoho Service Co., Ltd. 1,100 12,596
MISUMI Group, Inc. 17,200 269,296
Mitani Corp. 100 1,506
Mitsuba Corp. 2,300 14,049
Mitsubishi Chemical Group
Corp. 50,200 262,674
Mitsubishi Electric Corp. 40,700 1,140,514
Mitsubishi Estate Co., Ltd. 24,900 527,562
Mitsubishi Gas Chemical Co.,
Inc. 14,200 263,344
Mitsubishi Heavy Industries,
Ltd. 82,400 2,488,768
#Mitsubishi Kakoki Kaisha, Ltd. 2,900 62,027
Mitsubishi Logisnext Co., Ltd. 3,800 37,962
Mitsubishi Logistics Corp. 28,300 205,561
Mitsubishi Motors Corp. 76,601 187,506
Mitsubishi Pencil Co., Ltd. 900 11,965
Mitsubishi Research Institute,
Inc. 100 3,168
Mitsubishi Steel Manufacturing
Co., Ltd. 1,200 14,629
Mitsubishi UFJ Financial
Group, Inc. 157,300 2,379,079
Mitsui Chemicals, Inc. 9,100 215,428
Mitsui E&S Co., Ltd. 20,200 826,855
Mitsui Fudosan Co., Ltd. 48,700 506,268
Mitsui Kinzoku Co., Ltd. 4,200 429,665
Mitsui-Soko Holdings Co., Ltd. 6,100 160,206
Mitsuuroko Group Holdings
Co., Ltd. 5,000 68,417
Miura Co., Ltd. 6,900 133,987
Miyaji Engineering Group, Inc. 1,600 20,554
Mizuho Financial Group, Inc. 23,600 788,786
Mizuho Medy Co., Ltd. 600 6,348
Mizuno Corp. 3,400 61,487
Mochida Pharmaceutical Co.,
Ltd. 1,400 26,790
Modec, Inc. 3,700 240,654
MonotaRO Co., Ltd. 19,400 271,062
Morinaga & Co., Ltd. 3,200 55,159
Morinaga Milk Industry Co.,
Ltd. 1,000 21,564
Shares Value †
JAPAN — (Continued)
Moriroku Co., Ltd. 600 $ 9,141
Morita Holdings Corp. 3,500 53,027
Morito Co., Ltd. 500 5,274
MOS Food Services, Inc. 1,700 42,650
#MrMax Holdings, Ltd. 400 2,002
MS&AD Insurance Group
Holdings, Inc. 41,200 852,054
Mugen Estate Co., Ltd. 2,600 34,345
m-up Holdings, Inc. 4,200 52,672
Nabtesco Corp. 8,700 218,665
Nachi-Fujikoshi Corp. 700 17,948
Nafco Co., Ltd. 600 7,789
Nagano Keiki Co., Ltd. 500 7,627
Nagase & Co., Ltd. 10,700 234,135
Nagoya Railroad Co., Ltd. 13,001 142,158
Nakabayashi Co., Ltd. 100 374
Nakanishi, Inc. 5,100 67,634
Namura Shipbuilding Co., Ltd. 7,900 269,222
Nankai Electric Railway Co.,
Ltd. 200 3,615
*NE, Inc. 100 519
NEC Corp. 37,600 1,371,178
Needs Well, Inc. 1,200 4,082
*Net Protections Holdings, Inc. 4,300 22,274
Nexon Co., Ltd. 9,600 196,293
Nextage Co., Ltd. 6,800 102,537
*NexTone, Inc. 200 2,856
NHK Spring Co., Ltd. 19,100 359,423
Nichiden Corp. 600 9,678
NIDEC Corp. 10,800 132,007
Nifco, Inc. 10,900 316,978
Nihon House Holdings Co.,
Ltd. 1,500 2,892
Nihon M&A Center Holdings,
Inc. 35,500 167,436
Nikkiso Co., Ltd. 6,700 65,715
Nikko Co., Ltd. 300 1,490
Nikkon Holdings Co., Ltd. 5,600 126,355
Nikon Corp. 15,600 182,475
Nintendo Co., Ltd. 41,800 3,539,522
Nippn Corp. 1,700 24,167
Nippon Aqua Co., Ltd. 200 1,214
Nippon Avionics Co., Ltd. 400 14,151
Nippon Carbide Industries Co.,
Inc. 700 9,656
Nippon Chemical Industrial
Co., Ltd. 200 3,638
Nippon Densetsu Kogyo Co.,
Ltd. 1,300 24,311
NIPPON EXPRESS
HOLDINGS, Inc. 19,100 406,288
Nippon Gas Co., Ltd. 14,800 283,261
Nippon Kayaku Co., Ltd. 15,700 143,644
Nippon Light Metal Holdings
Co., Ltd. 10,200 148,973
Nippon Paint Holdings Co.,
Ltd. 59,200 377,553
Nippon Parking Development
Co., Ltd. 16,600 29,094

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Nippon Shinyaku Co., Ltd. 6,300 $ 131,721
Nippon Shokubai Co., Ltd. 15,200 176,415
Nippon Signal Co., Ltd. 5,700 46,620
#Nippon Ski Resort
Development Co., Ltd. 900 3,050
Nippon Soda Co., Ltd. 2,600 57,720
Nippon Thompson Co., Ltd. 3,700 16,068
Nishimatsu Construction Co.,
Ltd. 2,100 72,233
Nishimatsuya Chain Co., Ltd. 1,300 17,426
Nishi-Nippon Railroad Co., Ltd. 1,600 23,212
Nishio Holdings Co., Ltd. 1,500 42,744
Nissan Chemical Corp. 13,901 470,751
*Nissan Motor Co., Ltd. 64,601 148,236
Nissan Tokyo Sales Holdings
Co., Ltd. 3,400 11,101
Nissei ASB Machine Co., Ltd. 700 31,080
Nisshin Seifun Group, Inc. 10,200 115,305
Nisshinbo Holdings, Inc. 7,400 58,554
Nisso Holdings Co., Ltd. 1,800 7,525
Nissui Corp. 24,500 170,485
Niterra Co., Ltd. 1,000 41,167
Nitori Holdings Co., Ltd. 8,500 137,938
Nitta Gelatin, Inc. 1,000 6,433
Nitto Denko Corp. 50,400 1,260,859
Nitto Kogyo Corp. 2,700 64,759
Nitto Seiko Co., Ltd. 1,200 5,367
Nittoc Construction Co., Ltd. 700 5,566
Nittoku Co., Ltd., Class B 1,000 15,826
Noevir Holdings Co., Ltd. 1,000 28,399
#Nojima Corp. 11,700 86,504
Nomura Co., Ltd. 1,500 10,000
Nomura Holdings, Inc. 51,900 371,256
*Nomura Holdings, Inc.,
Sponsored ADR 35,600 253,472
Nomura Micro Science Co.,
Ltd. 1,900 48,655
Nomura Real Estate Holdings,
Inc. 50,600 288,711
Nomura Research Institute,
Ltd. 24,700 966,804
Noritake Co., Ltd. 1,100 34,523
Noritz Corp. 4,000 52,007
NPC, Inc. 2,000 9,334
NPR-RIKEN Corp. 1,400 28,444
#NS Solutions Corp. 3,300 83,327
NSD Co., Ltd. 3,100 66,324
NSK, Ltd. 32,700 165,437
NTN Corp. 40,300 90,355
NTT, Inc. 555,300 570,962
#*Nxera Pharma Co., Ltd. 600 3,490
Oat Agrio Co., Ltd. 400 5,699
Obara Group, Inc. 800 21,784
Obayashi Corp. 28,000 474,740
OBIC Business Consultants
Co., Ltd. 300 17,199
OBIC Co., Ltd. 11,600 360,450
Odakyu Electric Railway Co.,
Ltd. 12,801 135,443
Shares Value †
JAPAN — (Continued)
Oenon Holdings, Inc. 2,200 $ 7,369
Ohba Co., Ltd. 300 2,165
Oiles Corp. 800 11,746
Okabe Co., Ltd. 400 2,381
Okada Aiyon Corp. 300 3,984
Okamoto Industries, Inc. 600 19,668
Okamura Corp. 1,100 16,123
Oki Electric Industry Co., Ltd. 7,300 87,521
Okinawa Cellular Telephone
Co. 4,600 76,828
OKUMA Corp. 5,100 114,047
Okumura Corp. 1,500 47,613
Okura Industrial Co., Ltd. 600 19,357
Olympus Corp. 59,900 738,568
Omron Corp. 6,700 187,446
Ono Pharmaceutical Co., Ltd. 23,901 291,131
Onoken Co., Ltd. 2,100 18,784
Onward Holdings Co., Ltd. 17,500 73,497
Open House Group Co., Ltd. 12,200 587,529
Open Up Group, Inc. 5,800 64,794
Optex Group Co., Ltd. 3,700 56,033
Optimus Group Co., Ltd. 1,300 2,835
Optorun Co., Ltd. 1,800 19,886
Oracle Corp. 1,000 92,370
Organo Corp. 3,200 275,850
Oriental Land Co., Ltd. 17,439 353,183
Oriental Shiraishi Corp. 8,900 24,553
Osaka Gas Co., Ltd. 12,000 377,631
Osaka Organic Chemical
Industry, Ltd. 1,400 34,851
Osaki Electric Co., Ltd. 2,600 21,113
OSG Corp. 600 8,714
Otsuka Corp. 15,600 308,851
Pacific Industrial Co., Ltd. 3,200 63,977
Pack Corp. (The) 7,200 56,131
PAL GROUP Holdings Co.,
Ltd. 5,400 69,474
PALTAC Corp. 2,500 73,805
Pan Pacific International
Holdings Corp. 62,500 372,351
Panasonic Holdings Corp. 34,800 406,269
Paramount Bed Holdings Co.,
Ltd. 3,000 68,839
Park24 Co., Ltd. 10,300 120,480
Penta-Ocean Construction
Co., Ltd. 18,300 168,027
*PeptiDream, Inc. 4,500 45,554
Persol Holdings Co., Ltd. 285,000 473,412
#Pharma Foods International
Co., Ltd. 3,000 15,501
PHC Holdings Corp. 3,200 20,959
Pigeon Corp. 15,200 172,074
PILLAR Corp. 2,200 69,547
Pilot Corp. 2,200 66,548
#*PKSHA Technology, Inc. 1,400 40,667
*Plaid, Inc. 400 2,560
Plus Alpha Consulting Co., Ltd. 3,500 53,822
Pole To Win Holdings, Inc. 1,600 3,438
Port, Inc. 400 5,081

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Press Kogyo Co., Ltd. 6,000 $ 25,510
Prestige International, Inc. 10,100 43,467
Procrea Holdings, Inc. 1,600 17,988
Pronexus, Inc. 1,900 13,493
PS Construction Co., Ltd. 1,630 19,162
QB Net Holdings Co., Ltd. 200 1,762
Qol Holdings Co., Ltd. 5,600 70,702
Quick Co., Ltd. 1,700 25,965
Raccoon Holdings, Inc. 1,000 4,330
Raito Kogyo Co., Ltd. 3,900 81,643
Raiznext Corp. 400 4,977
Raksul, Inc. 9,600 65,930
Rakus Co., Ltd. 19,800 160,271
*Rakuten Bank, Ltd. 7,000 385,544
Rakuten Group, Inc. 40,300 264,080
Rasa Industries, Ltd. 600 19,590
Recruit Holdings Co., Ltd. 82,600 4,132,815
Relo Group, Inc. 10,900 117,310
Rengo Co., Ltd. 33,600 204,865
*RENOVA, Inc. 12,500 67,265
Resona Holdings, Inc. 13,500 130,877
Resonac Holdings Corp. 10,500 411,603
Restar Corp. 1,600 26,827
Retail Partners Co., Ltd. 2,000 16,747
Rheon Automatic Machinery
Co., Ltd. 700 6,579
Ricoh Co., Ltd. 28,600 245,798
Riken Keiki Co., Ltd. 2,000 45,698
Riken Technos Corp. 3,200 29,060
Rinnai Corp. 3,200 72,681
Rion Co., Ltd. 400 6,496
Rise Consulting Group, Inc. 200 1,148
#Riso Kyoiku Group Corp. 1,800 2,302
Roland Corp., Registered 1,100 23,349
Rorze Corp. 8,100 113,596
RYODEN Corp. 1,500 31,158
Ryohin Keikaku Co., Ltd. 34,400 707,628
Ryoyo Ryosan Holdings, Inc. 3,244 62,625
#Sac's Bar Holdings, Inc. 1,100 5,598
Saibu Gas Holdings Co., Ltd. 2,800 33,588
Sakai Chemical Industry Co.,
Ltd. 1,300 24,041
Sakata INX Corp. 9,300 137,579
Sakata Seed Corp. 600 15,384
Sala Corp. 2,500 17,056
San-Ai Obbli Co., Ltd. 5,300 70,252
Sangetsu Corp. 4,200 82,198
#*SANIX HOLDINGS, Inc. 700 986
Sanki Engineering Co., Ltd. 5,900 203,362
Sanko Gosei, Ltd. 1,400 7,661
Sankyo Co., Ltd. 24,900 432,604
Sankyo Tateyama, Inc. 1,100 4,298
Sankyu, Inc. 5,500 280,935
Sanoh Industrial Co., Ltd. 2,500 14,930
Sanrio Co., Ltd. 6,700 311,265
*Sansan, Inc. 4,600 54,434
Sansei Technologies, Inc. 1,000 14,729
Shares Value †
JAPAN — (Continued)
Sansha Electric Manufacturing
Co., Ltd. 500 $ 2,937
Santen Pharmaceutical Co.,
Ltd. 31,800 311,487
Sanwa Holdings Corp. 12,900 352,530
Sanyo Chemical Industries,
Ltd. 1,200 32,716
Sanyo Denki Co., Ltd. 2,400 61,536
Sanyo Trading Co., Ltd. 3,300 34,038
Sapporo Holdings, Ltd. 2,500 120,087
Sato Corp. 2,900 41,226
Satori Electric Co., Ltd. 1,400 17,457
Sawai Group Holdings Co.,
Ltd. 600 7,164
#SBI Global Asset
Management Co., Ltd. 400 1,542
SBI Holdings, Inc. 7,400 332,113
SBS Holdings, Inc. 1,700 37,409
SCREEN Holdings Co., Ltd. 3,400 324,099
Scroll Corp. 2,900 20,650
SCSK Corp., Class B 6,000 220,869
Secom Co., Ltd., Class B 10,800 365,456
Sega Sammy Holdings, Inc. 11,600 214,975
Seibu Holdings, Inc. 100 3,519
Seika Corp. 2,700 40,398
#Seikitokyu Kogyo Co., Ltd. 1,700 16,376
Seiko Electric Co., Ltd. 300 4,304
Seiko Epson Corp. 11,800 149,860
Seiko Group Corp. 900 41,537
Seino Holdings Co., Ltd. 7,500 106,034
Sekisui Chemical Co., Ltd. 14,000 243,095
Sekisui House, Ltd. 35,600 765,127
*Sekisui Kasei Co., Ltd. 500 1,149
Senko Group Holdings Co.,
Ltd. 8,300 108,400
Senshu Electric Co., Ltd. 1,900 55,808
#*Senshukai Co., Ltd. 800 1,179
Septeni Holdings Co., Ltd. 4,600 12,212
Seria Co., Ltd. 3,800 72,421
Seven & i Holdings Co., Ltd. 78,600 1,003,068
Seven Bank, Ltd. 97,900 179,906
SG Holdings Co., Ltd. 16,600 152,633
Sharingtechnology, Inc. 1,600 9,711
Shibaura Machine Co., Ltd. 2,700 75,187
Shibaura Mechatronics Corp. 2,300 272,766
Shibuya Corp. 1,400 31,125
*SHIFT, Inc. 30,315 209,768
Shima Seiki Manufacturing,
Ltd. 3,100 19,982
Shimadzu Corp. 11,000 296,323
Shimamura Co., Ltd. 2,800 180,754
Shimano, Inc. 1,300 136,747
Shimizu Corp. 23,000 309,568
Shin Nippon Air Technologies
Co., Ltd. 3,000 60,076
Shinagawa Refra Co., Ltd. 2,800 33,643
Shin-Etsu Chemical Co., Ltd. 34,000 1,027,360
Shin-Etsu Polymer Co., Ltd. 3,700 46,426
Shinko Shoji Co., Ltd. 1,600 10,583

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Shinmaywa Industries, Ltd. 11,100 $ 144,753
Shinnihon Corp. 1,700 19,565
Shinnihonseiyaku Co., Ltd. 600 8,416
Shinwa Co., Ltd. 600 11,976
Shinwa Co., Ltd. 500 2,697
Shionogi & Co., Ltd. 16,100 269,631
Ship Healthcare Holdings, Inc. 6,600 98,686
Shiseido Co., Ltd. 23,901 403,379
Shizuoka Financial Group, Inc. 8,000 107,754
Shizuoka Gas Co., Ltd. 1,600 11,705
SHO-BOND Holdings Co., Ltd. 2,600 82,630
Shoei Co., Ltd. 3,300 35,109
Shoei Foods Corp. 200 5,115
SIGMAXYZ Holdings, Inc. 12,700 72,216
Siix Corp. 3,200 28,769
Simplex Holdings, Inc. 3,500 97,692
Sinfonia Technology Co., Ltd. 3,200 221,427
Sinko Industries, Ltd. 7,800 65,264
SKY Perfect JSAT Holdings,
Inc. 16,200 159,418
SMC Corp. 900 307,118
SMS Co., Ltd. 10,401 89,862
Socionext, Inc. 13,100 296,856
Soda Nikka Co., Ltd. 900 5,842
SoftBank Corp. 1,038,000 1,473,568
Softcreate Holdings Corp.,
Class B 1,100 15,230
Software Service, Inc. 200 17,786
Soken Chemical & Engineering
Co., Ltd. 1,400 21,719
Solasto Corp. 5,200 17,012
*Sony Financial Group, Inc. 219,600 221,517
Sony Group Corp. 220,700 6,206,047
Sotetsu Holdings, Inc. 2,200 36,901
Sparx Group Co., Ltd. 3,500 35,374
#S-Pool, Inc. 8,700 15,982
Square Enix Holdings Co., Ltd. 11,700 226,777
SRE Holdings Corp. 1,800 32,961
#SRS Holdings Co., Ltd. 700 5,212
Star Mica Holdings Co., Ltd. 5,400 39,890
Star Micronics Co., Ltd. 4,200 45,366
Starts Corp., Inc. 2,800 86,969
Stella Chemifa Corp. 100 2,661
Strike Co., Ltd. 800 19,759
Subaru Corp. 64,100 1,366,008
Sugi Holdings Co., Ltd. 10,582 228,599
Sukegawa Electric Co., Ltd. 100 4,933
Sumitomo Bakelite Co., Ltd. 6,000 200,266
Sumitomo Chemical Co., Ltd. 98,100 288,846
Sumitomo Electric Industries,
Ltd. 19,700 722,502
#Sumitomo Forestry Co., Ltd. 16,800 175,301
#Sumitomo Heavy Industries,
Ltd. 13,900 372,730
Sumitomo Mitsui Financial
Group, Inc. 33,800 913,371
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 37,164 605,030
Shares Value †
JAPAN — (Continued)
Sumitomo Mitsui Trust Group,
Inc. 27,000 $ 741,534
*Sumitomo Pharma Co., Ltd. 13,300 145,428
Sumitomo Realty &
Development Co., Ltd. 14,300 610,875
Sumitomo Seika Chemicals
Co., Ltd. 400 12,411
Sun Frontier Fudousan Co.,
Ltd. 4,200 62,241
Sundrug Co., Ltd. 6,200 167,421
Suntory Beverage & Food, Ltd. 3,000 90,786
Sun-Wa Technos Corp. 900 15,663
Suzuken Co., Ltd. 7,800 296,446
Suzuki Motor Corp. 27,300 408,999
SWCC Corp. 4,300 209,899
#Synchro Food Co., Ltd. 3,300 13,431
Sysmex Corp. 4,500 50,446
System Research Co., Ltd. 1,300 17,172
Systena Corp. 20,900 72,039
Syuppin Co., Ltd. 3,200 26,443
T Hasegawa Co., Ltd. 2,000 35,078
T&D Holdings, Inc. 16,800 362,162
Tachi-S Co., Ltd., Class S 5,100 64,886
Tadano, Ltd. 12,500 87,144
Taikisha, Ltd. 1,600 31,729
Taisei Corp. 5,300 386,521
Taiyo Holdings Co., Ltd. 4,600 246,579
Takamatsu Construction
Group Co., Ltd. 1,300 28,564
Takamiya Co., Ltd. 400 1,080
Takaoka Toko Co., Ltd. 700 15,631
Takara Bio, Inc. 4,400 26,362
Takara Holdings, Inc. 10,000 101,814
Takara Standard Co., Ltd. 4,000 64,704
Takasago International Corp. 3,000 29,386
Takasago Thermal
Engineering Co., Ltd. 5,000 148,518
Takashima & Co., Ltd. 3,400 18,097
#Takashimaya Co., Ltd. 21,800 233,842
Takatori Corp. 200 2,208
Takeda Pharmaceutical Co.,
Ltd. 48,900 1,318,242
Takeuchi Manufacturing Co.,
Ltd. 6,100 252,228
#Tama Home Co., Ltd. 1,600 37,545
*Tanaka Chemical Corp. 900 2,448
Tanseisha Co., Ltd. 5,900 50,975
Tauns Laboratories, Inc. 400 1,441
Tayca Corp. 200 1,708
#Tazmo Co., Ltd. 1,300 20,143
TDC Soft, Inc. 3,100 27,166
Tear Corp. 200 649
TechMatrix Corp. 4,900 69,498
Teijin, Ltd. 26,700 233,888
Teikoku Electric Manufacturing
Co., Ltd. 600 12,035
Tekken Corp. 900 21,557
Terasaki Electric Co., Ltd. 200 6,270
Terumo Corp. 16,200 261,999

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Tess Holdings Co., Ltd. 7,600 $ 17,217
THK Co., Ltd. 6,300 168,403
TIS, Inc. 9,800 338,107
TKC Corp. 1,200 31,430
TOA Corp. 4,400 67,576
TOA ROAD Corp. 1,600 16,140
Toagosei Co., Ltd. 4,600 45,685
TOBISHIMA HOLDINGS, Inc. 1,600 21,893
Tobu Railway Co., Ltd. 6,301 101,578
Tocalo Co., Ltd. 6,100 89,685
Tochigi Bank, Ltd. (The) 8,500 30,346
Toda Corp. 24,300 163,966
Toei Animation Co., Ltd. 3,100 58,316
Toenec Corp. 6,300 68,498
Toho Co., Ltd. 1,800 105,812
Toho Co., Ltd. 100 2,155
Toho Gas Co., Ltd. 8,700 259,721
Toho Holdings Co., Ltd. 4,400 141,264
Toho Titanium Co., Ltd. 3,500 35,987
#*Toho Zinc Co., Ltd. 700 3,063
Tokai Corp. 100 1,388
TOKAI Holdings Corp. 8,800 58,322
Tokai Rika Co., Ltd. 1,200 21,639
Tokai Tokyo Financial
Holdings, Inc. 18,300 67,947
Tokio Marine Holdings, Inc. 63,300 2,375,779
Tokyo Base Co., Ltd. 2,700 7,974
Tokyo Electron Device, Ltd. 3,700 72,533
Tokyo Electron, Ltd. 11,500 2,551,491
Tokyo Energy & Systems, Inc. 1,500 17,351
Tokyo Gas Co., Ltd. 13,800 483,903
Tokyo Ohka Kogyo Co., Ltd. 10,600 388,964
Tokyo Sangyo Co., Ltd. 200 1,213
Tokyo Seimitsu Co., Ltd. 5,900 408,257
Tokyo Steel Manufacturing
Co., Ltd. 300 2,650
Tokyo Tatemono Co., Ltd. 18,200 339,947
Tokyotokeiba Co., Ltd. 700 25,127
Tokyu Construction Co., Ltd. 17,500 119,162
Tokyu Corp. 12,100 134,780
Tokyu Fudosan Holdings Corp. 63,700 512,312
Toli Corp. 3,300 13,367
Tomoe Engineering Co., Ltd. 300 3,088
Tomoku Co., Ltd. 400 8,555
Tomy Co., Ltd. 11,000 226,776
Topre Corp. 2,200 32,046
Toray Industries, Inc. 50,300 308,908
Torishima Pump
Manufacturing Co., Ltd., Class
A 1,400 19,039
Tosei Corp. 5,200 110,714
Toshiba TEC Corp. 2,800 56,707
Totech Corp. 3,900 80,757
Totetsu Kogyo Co., Ltd. 2,700 74,223
TOTO, Ltd. 8,702 221,596
TOW Co., Ltd. 500 1,201
Towa Pharmaceutical Co., Ltd. 300 5,519
Toyo Innovex Co., Ltd. 100 430
Shares Value †
JAPAN — (Continued)
Toyo Kanetsu KK 1,300 $ 38,100
Toyo Seikan Group Holdings,
Ltd. 6,900 155,015
Toyobo Co., Ltd. 12,300 91,419
Toyoda Gosei Co., Ltd. 700 16,253
Toyota Boshoku Corp. 12,500 190,598
Toyota Motor Corp. 297,101 6,051,754
#Toyota Motor Corp.,
Sponsored ADR 970 198,064
Toyota Tsusho Corp. 31,900 976,744
Transaction Co., Ltd. 4,600 30,516
Transcosmos, Inc. 1,000 23,693
TRE Holdings Corp. 4,500 45,218
Treasure Factory Co., Ltd. 1,100 11,953
Trend Micro, Inc. 8,800 450,296
Trusco Nakayama Corp. 2,500 39,499
Tsubaki Nakashima Co., Ltd. 9,700 24,556
Tsubakimoto Chain Co. 3,800 53,329
Tsuburaya Fields Holdings,
Inc. 4,100 57,805
Tsugami Corp. 10,400 184,838
Tsukada Global Holdings, Inc. 1,500 6,134
Tsukishima Holdings Co., Ltd. 4,600 76,231
Tsuruha Holdings, Inc. 12,505 217,298
Tsuzuki Denki Co., Ltd. 700 14,359
TWOSTONE&Sons 200 953
UACJ Corp. 13,400 173,529
Uchida Yoko Co., Ltd. 600 40,544
UEX, Ltd. 300 1,482
Ultrafabrics Holdings Co., Ltd. 200 1,002
U-Next Holdings Co., Ltd. 5,400 71,332
Unicharm Corp. 27,900 172,683
Unipres Corp. 2,900 22,589
United Arrows, Ltd. 4,000 50,060
United Super Markets
Holdings, Inc. 6,521 34,837
UNITED, Inc. 1,100 3,627
Urbanet Corp. Co., Ltd. 3,400 12,403
Ushio, Inc. 8,700 144,600
USS Co., Ltd. 28,500 314,868
UT Group Co., Ltd. 6,800 121,341
V Technology Co., Ltd. 300 6,767
Valor Holdings Co., Ltd. 3,300 60,493
Valqua, Ltd. 700 17,653
ValueCommerce Co., Ltd. 4,300 18,813
Vector, Inc. 5,900 44,464
Vision, Inc. 6,500 51,602
*Visional, Inc. 3,500 243,549
Vital KSK Holdings, Inc. 5,500 44,413
VT Holdings Co., Ltd. 11,800 37,302
Wacoal Holdings Corp. 3,500 122,297
Wacom Co., Ltd. 23,700 128,919
Wakita & Co., Ltd. 4,200 48,392
Watahan & Co., Ltd. 1,000 9,295
Wealth Management, Inc. 200 1,428
#Weathernews, Inc. 1,000 26,095
Welcia Holdings Co., Ltd. 8,301 165,637
Wellnet Corp. 800 3,386

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
West Holdings Corp. 5,900 $ 56,566
Will Group, Inc. 2,400 15,875
WingArc1st, Inc. 2,600 56,707
Workman Co., Ltd. 2,100 79,063
World Co., Ltd. 3,500 61,546
World Holdings Co., Ltd. 500 8,150
Xebio Holdings Co., Ltd. 3,000 21,246
#YAC Holdings Co., Ltd. 1,300 7,603
Yahagi Construction Co., Ltd. 2,800 39,677
YAKUODO Holdings Co., Ltd. 900 11,883
YAMABIKO Corp. 3,300 55,330
YAMADA Consulting Group
Co., Ltd. 700 7,997
Yamada Holdings Co., Ltd. 38,600 116,109
Yamae Group Holdings Co.,
Ltd. 1,200 19,957
Yamaha Corp. 18,103 114,560
Yamaha Motor Co., Ltd. 38,500 278,650
Yamato Holdings Co., Ltd. 12,500 182,727
Yamazaki Baking Co., Ltd. 6,300 123,501
Yamazen Corp. 9,400 87,194
Yaskawa Electric Corp. 10,300 283,817
Yellow Hat, Ltd. 7,000 70,611
Yokogawa Bridge Holdings
Corp. 4,600 82,233
Yokogawa Electric Corp. 7,100 213,062
Yokohama Financial Group,
Inc. 27,400 199,379
Yokorei Co., Ltd. 4,100 32,629
Yondenko Corp. 3,200 29,247
#Yondoshi Holdings, Inc. 700 7,784
Yonex Co., Ltd. 5,300 136,581
#*Yoshimura Food Holdings
KK 400 1,701
Yuasa Trading Co., Ltd. 1,100 35,844
Yurtec Corp. 5,200 83,980
Zacros Corp. 6,400 43,828
Zenrin Co., Ltd. 3,700 24,738
Zeon Corp. 16,900 173,712
ZIGExN Co., Ltd. 10,500 34,760
Zojirushi Corp., Class B 800 8,641
ZOZO, Inc. 16,700 144,555
Zuiko Corp. 1,000 6,232
TOTAL JAPAN 173,052,600
NETHERLANDS — (5.3%)
Aalberts NV, Registered 4,784 152,288
ΩABN AMRO Bank NV, Class
CV 47,283 1,414,015
Acomo NV 2,770 75,133
Aegon, Ltd., Registered 114,194 864,449
Akzo Nobel NV 18,164 1,204,225
Allfunds Group PLC 37,467 285,414
AMG Critical Materials NV 1,706 56,748
APERAM SA 6,437 224,819
Arcadis NV 4,266 203,945
ASM International NV 1,661 1,077,426
ASML Holding NV, Class B 136 144,116
Shares Value †
NETHERLANDS — (Continued)
ASML Holding NV, Sponsored
NVDR 14,365 $ 15,215,839
ASR Nederland NV, Class B 27,250 1,821,070
ΩB&S Group Sarl 2,270 15,563
Ω*Basic-Fit NV 4,661 138,582
BE Semiconductor Industries
NV 4,635 789,619
Brunel International NV 2,503 22,332
*CM.com NV 1,480 7,166
Coca-Cola Europacific
Partners PLC 6,594 588,315
Corbion NV 6,148 125,316
ΩCTP NV 8,718 181,927
*Flow Traders, Ltd. 3,743 103,079
Fugro NV 2,952 30,188
Havas NV 46,167 80,808
Heineken NV 5,905 456,915
IMCD NV 5,621 583,769
ING Groep NV 124,707 3,126,311
*InPost SA 14,000 176,454
JDE Peet's NV 5,717 208,383
Kendrion NV 3,033 49,850
Koninklijke Ahold Delhaize NV 49,388 2,024,201
Koninklijke BAM Groep NV 26,731 248,521
Koninklijke Heijmans NV 2,193 155,667
Koninklijke KPN NV 474,805 2,201,947
Koninklijke Philips NV 16,312 446,961
#Koninklijke Philips NV
Sponsored 44,612 1,218,800
Koninklijke Vopak NV 4,193 190,098
Nedap NV 220 26,510
NN Group NV 30,360 2,080,767
*Pharming Group NV 17,856 23,391
#PostNL NV 13,713 15,202
*Prosus NV 29,524 2,042,213
Randstad NV 14,242 558,732
SBM Offshore NV 24,743 639,708
#*SIF Holding NV 158 1,273
ΩSignify NV 6,173 148,055
#Sligro Food Group NV 2,984 32,099
TKH Group NV 3,321 147,115
*TomTom NV 3,428 20,673
Universal Music Group NV 58,743 1,577,735
Van Lanschot Kempen NV 3,020 176,724
Wolters Kluwer NV 20,739 2,543,304
TOTAL NETHERLANDS 45,943,760
NEW ZEALAND — (0.3%)
a2 Milk Co., Ltd. (The) 20,554 127,118
Auckland International Airport,
Ltd. 41,321 192,139
Briscoe Group, Ltd. 3,708 11,466
#Channel Infrastructure NZ,
Ltd. 55,730 85,529
Chorus, Ltd. 35,904 192,445
Colonial Motor Co., Ltd. (The) 12 55
Contact Energy, Ltd. 22,001 117,421
Delegat Group, Ltd. 44 105
EBOS Group, Ltd. 9,953 164,718

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
NEW ZEALAND — (Continued)
Fisher & Paykel Healthcare
Corp., Ltd. 17,367 $ 368,967
Freightways Group, Ltd. 15,813 133,294
*Gentrack Group, Ltd. 5,397 28,279
Hallenstein Glasson Holdings,
Ltd. 4,517 25,479
Heartland Group Holdings, Ltd. 72,408 44,989
*KMD Brands, Ltd. 2,149 351
Mainfreight, Ltd. 1,998 68,935
Mercury NZ, Ltd. 19,072 70,772
Meridian Energy, Ltd. 28,547 96,777
Napier Port Holdings, Ltd. 60 119
NZME, Ltd. 300 200
NZX, Ltd. 35,899 31,658
#*Oceania Healthcare, Ltd. 25,335 11,461
Port of Tauranga, Ltd. 7,459 33,573
*Ryman Healthcare, Ltd. 23,462 38,560
Scales Corp., Ltd. 15,118 52,810
*Serko, Ltd. 346 539
Skellerup Holdings, Ltd. 18,290 57,501
SKY Network Television, Ltd. 13,726 28,218
#*SKYCITY Entertainment
Group, Ltd. 39,342 16,446
Spark New Zealand, Ltd. 67,044 94,062
Summerset Group Holdings,
Ltd. 11,102 73,747
TOWER, Ltd. 24,036 25,464
Vector, Ltd. 12,773 36,645
*Vista Group International, Ltd. 15,252 23,145
Warehouse Group, Ltd. (The),
Registered 260 120
TOTAL NEW ZEALAND 2,253,107
NORWAY — (0.7%)
2020 Bulkers, Ltd. 679 9,262
ABG Sundal Collier Holding
ASA 20,997 14,590
AF Gruppen ASA 3,233 54,453
Aker Solutions ASA 44,088 121,584
AKVA Group ASA 12 107
Archer, Ltd. 5,029 11,756
*ArcticZymes Technologies
ASA 20 57
Atea ASA, Class A 5,535 84,473
Borregaard ASA 6,746 128,026
Bouvet ASA 8,494 54,069
Ω#BW LPG, Ltd. 380 5,111
ΩBW LPG, Ltd. 5,397 71,697
*Cadeler A/S, ADR 228 4,225
*Cloudberry Clean Energy
ASA 22,615 29,373
DNB Bank ASA 30,975 790,835
DOF Group ASA 19,929 179,061
ΩElmera Group ASA 15,736 50,706
Elopak ASA 14,592 68,799
ΩEntra ASA, Class B 3,839 42,727
ΩEuropris ASA 21,996 189,805
Gjensidige Forsikring ASA 8,372 225,583
ΩKid ASA 3,813 51,710
Shares Value †
NORWAY — (Continued)
Kitron ASA 15,992 $ 119,344
*Kongsberg Automotive ASA 4,861 832
Kongsberg Gruppen ASA 20,457 523,813
Leroy Seafood Group ASA 7,098 33,438
*LINK Mobility Group Holding
ASA 21,530 63,843
Medistim ASA 775 20,913
Mowi ASA 6,032 132,720
ΩMulticonsult ASA 1,361 23,139
NORBIT ASA 2,667 53,910
Norconsult Norge A/S 5,782 26,775
*Nordic Semiconductor ASA 8,224 119,495
Norsk Hydro ASA 17,017 115,286
*Northern Ocean, Ltd. 93 55
Odfjell Drilling, Ltd. 15,665 126,194
Olav Thon Eiendomsselskap
ASA 1,002 26,246
Orkla ASA 8,667 87,981
Pareto Bank ASA 3,667 31,063
Pexip Holding ASA 726 4,471
*PhotoCure ASA 8 46
Protector Forsikring ASA 4,551 205,352
Rana Gruber ASA 825 5,211
Reach Subsea ASA 26,398 17,482
Salmar ASA 2,296 129,246
SATS ASA 7,172 25,734
Ω*Scatec ASA 16,400 173,127
Selvaag Bolig ASA 4,141 13,487
Ω*Shelf Drilling, Ltd. 2,351 4,257
*Solstad Offshore ASA 4,896 21,051
Sparebank 1 Oestlandet 3,033 53,231
SpareBank 1 Sor-Norge ASA 14,181 244,177
Sparebanken More 3,849 38,045
Sparebanken Norge 4,672 81,508
Storebrand ASA 42,544 660,640
Subsea 7 SA 14,481 264,802
TGS ASA 11,825 102,390
TOMRA Systems ASA 7,784 95,406
Veidekke ASA 8,893 137,830
Vend Marketplaces ASA,
Class B 4,836 166,825
Wilh. Wilhelmsen Holding
ASA, Class A 1,249 62,963
*Wilh. Wilhelmsen Holding
ASA, Class B 323 15,325
*Zaptec ASA 172 502
TOTAL NORWAY 6,216,164
PORTUGAL — (0.2%)
#Altri SGPS SA 4,803 27,275
Banco Comercial Portugues
SA, Class R 446,876 394,679
Corticeira Amorim SGPS SA 5,615 47,181
CTT-Correios de Portugal SA 3,340 29,106
EDP Renovaveis SA 4,834 70,747
EDP SA 221,061 1,099,692
#Navigator Co. SA (The) 12,188 42,258
NOS SGPS SA 25,007 108,525

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
PORTUGAL — (Continued)
REN - Redes Energeticas
Nacionais SGPS SA 28,235 $ 106,402
Sonae SGPS SA 81,592 133,161
TOTAL PORTUGAL 2,059,026
RÉUNION — (0.0%)
CBo Territoria 68 286
TOTAL RÉUNION 286
SINGAPORE — (0.9%)
*AEM Holdings, Ltd. 20,816 30,389
Aztech Global, Ltd. 5,100 2,645
BRC Asia, Ltd. 100 324
Bukit Sembawang Estates,
Ltd. 400 1,288
Centurion Corp., Ltd. 400 436
China Aviation Oil Singapore
Corp., Ltd. 22,800 26,629
City Developments, Ltd. 50,900 282,767
CSE Global, Ltd. 63,324 41,115
DBS Group Holdings, Ltd. 60,200 2,494,591
DFI Retail Group Holdings,
Ltd. 5,400 18,954
Food Empire Holdings, Ltd. 19,500 35,361
Frasers Property, Ltd. 16,400 13,231
Frencken Group, Ltd. 25,700 32,583
*Fu Yu Corp., Ltd. 2,800 226
*Gallant Venture, Ltd. 2,400 138
Genting Singapore, Ltd. 247,300 138,714
GuocoLand, Ltd. 200 333
Ho Bee Land, Ltd. 18,400 31,811
Hong Fok Corp., Ltd. 25,100 14,850
Hongkong Land Holdings, Ltd. 29,600 180,856
Hour Glass, Ltd. (The) 12,200 19,686
iFAST Corp., Ltd. 13,200 98,281
ISDN Holdings, Ltd. 12,241 3,997
Keppel, Ltd. 70,200 549,647
NETLINK NBN TRUST 170,300 128,237
OUE, Ltd. 300 295
Oversea-Chinese Banking
Corp., Ltd. 54,300 710,538
Pan-United Corp., Ltd. 400 344
Propnex, Ltd. 5,800 9,983
Q&M Dental Group Singapore,
Ltd. 400 164
Raffles Medical Group, Ltd. 18,300 13,921
SATS, Ltd. 17,600 46,250
Seatrium, Ltd. 150,455 250,864
Sheng Siong Group, Ltd. 41,700 74,335
SIA Engineering Co., Ltd.,
Registered 15,500 42,042
Singapore Exchange, Ltd. 18,300 238,057
Singapore Land Group, Ltd. 400 947
Singapore Technologies
Engineering, Ltd. 69,000 450,121
StarHub, Ltd. 25,000 22,283
Straits Trading Co., Ltd. 11,955 15,432
Tai Sin Electric, Ltd. 1,000 500
*Thomson Medical Group, Ltd. 2,500 113
United Overseas Bank, Ltd. 19,500 519,471
Shares Value †
SINGAPORE — (Continued)
UOL Group, Ltd. 43,900 $ 268,166
Venture Corp., Ltd. 12,700 145,497
Vicom, Ltd. 100 122
Wee Hur Holdings, Ltd. 33,700 18,773
Wing Tai Holdings, Ltd. 40,400 44,391
Yangzijiang Shipbuilding
Holdings, Ltd. 138,300 374,057
TOTAL SINGAPORE 7,393,755
SPAIN — (3.3%)
Acciona SA 3,289 728,864
Acerinox SA 17,872 230,620
ACS Actividades de
Construccion y Servicios SA 13,727 1,128,073
ΩAedas Homes SA 748 18,389
ΩAena SME SA 21,510 584,673
Almirall SA 3,082 44,395
Amadeus IT Group SA 29,603 2,266,010
*Amper SA 1,854 310
Atresmedia Corp. de Medios
de Comunicacion SA 6,690 40,538
Audax Renovables SA 19,143 30,491
Banco Bilbao Vizcaya
Argentaria SA 40,742 819,872
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 74,345 1,496,565
Banco de Sabadell SA 352,381 1,318,988
Banco Santander SA 316,938 3,228,641
Banco Santander SA,
Sponsored ADR 92,572 939,606
Bankinter SA 57,512 867,592
CaixaBank SA 253,151 2,677,019
ΩCellnex Telecom SA 12,596 392,971
Construcciones y Auxiliar de
Ferrocarriles SA 1,761 111,384
Corp ACCIONA Energias
Renovables SA 2,433 67,003
Ebro Foods SA 2,167 44,220
*eDreams ODIGEO SA 7,425 62,218
Elecnor SA 2,288 74,735
Enagas SA 7,051 112,023
#Ence Energia y Celulosa SA 9,174 28,060
Endesa SA 8,187 293,783
*Ercros SA 346 1,278
Faes Farma SA 15,416 79,358
Ferrovial SE 13,862 851,175
Ferrovial SE 592 36,544
Fluidra SA 5,536 160,508
ΩGestamp Automocion SA 7,410 28,720
ΩGlobal Dominion Access SA 6,842 25,112
*Grenergy Renovables SA 422 36,433
Grifols SA 14,520 188,287
Iberdrola SA 108,312 2,195,868
Indra Sistemas SA 10,576 585,440
Industria de Diseno Textil SA 57,705 3,190,292
Laboratorios Farmaceuticos
Rovi SA 1,563 110,225

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SPAIN — (Continued)
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 30,404 $ 40,356
Mapfre SA 92,295 408,212
Naturgy Energy Group SA 3,413 103,525
ΩNeinor Homes SA 4,772 95,065
*Obrascon Huarte Lain SA 39,377 20,702
Pharma Mar SA 488 41,286
Prim SA 4 64
*Promotora de Informaciones
SA, Class A 364 159
ΩProsegur Cash SA 5,589 4,574
*Realia Business SA 464 554
Redeia Corp. SA 25,511 459,634
Sacyr SA 28,318 124,725
*Solaria Energia y Medio
Ambiente SA 5,324 92,144
*<Soltec Power Holdings SA,
Class A 480 166
Ω#*Talgo SA 1,850 5,701
*Tecnicas Reunidas SA 8,610 308,267
Telefonica SA 228,124 1,155,102
Telefonica SA, Sponsored
ADR 42,037 212,287
#Tubacex SA 7,159 27,309
ΩUnicaja Banco SA 124,971 337,526
TOTAL SPAIN 28,533,641
SWEDEN — (3.8%)
AAK AB 3,943 110,242
ΩAcadeMedia AB 10,668 118,003
AddLife AB, Class B 7,009 151,662
Addnode Group AB 9,132 106,785
AddTech AB, Class B 18,656 632,840
AFRY AB 18,509 318,801
Alfa Laval AB 11,504 550,204
ΩAlimak Group AB 5,716 84,664
Alleima AB 19,688 170,695
Alligo AB, Class B 1,692 21,176
ΩAmbea AB, Class B 13,943 189,040
AQ Group AB 1,855 38,341
Arjo AB, Class B 17,506 55,695
*Asmodee Group AB, Class B 8,378 108,276
Assa Abloy AB, Class B 17,484 660,681
Atlas Copco AB, Class A 107,550 1,814,499
Atlas Copco AB, Class B 27,997 421,024
Atrium Ljungberg AB, Class B 13,665 49,319
ΩAttendo AB 15,396 130,888
Avanza Bank Holding AB 19,011 735,806
Axfood AB 9,436 257,458
Beijer Alma AB, Class B 2,234 68,485
Beijer Ref AB 9,573 151,877
Bergman & Beving AB 2,209 78,307
Betsson AB, Class B 24,195 379,015
#*Better Collective A/S 2,906 35,910
*BHG Group AB 16,268 49,391
*BICO Group AB 2,929 6,616
Bilia AB, Class A 6,955 97,374
Billerud Aktiebolag 31,036 287,555
Ω*BioArctic AB 5,137 158,453
Shares Value †
SWEDEN — (Continued)
BioGaia AB, Class B 9,380 $ 99,309
*Boliden AB 15,450 698,241
*Bonava AB, Class B 21,331 24,898
Ω*Boozt AB 6,615 71,568
ΩBravida Holding AB 16,465 139,803
BTS Group AB, B Shares 363 7,204
Bufab AB 14,835 164,095
Bulten AB 16 83
Byggmax Group AB 6,774 34,539
*Camurus AB 2,854 187,761
*Carasent AB 76 229
Castellum AB 18,924 215,007
Catella AB 96 314
Catena AB 3,268 158,572
Cellavision AB 874 16,573
*Cint Group AB 24,960 9,540
Clas Ohlson AB, Class B 7,227 264,184
Cloetta AB, Class B 23,635 88,141
Coinshares International, Ltd. 2,488 44,138
ΩCoor Service Management
Holding AB 17,622 86,694
Corem Property Group AB,
Class B 41,694 16,998
Corem Property Group AB,
Class D 12 303
CTT Systems AB 602 12,011
Dios Fastigheter AB 8,245 56,371
ΩDometic Group AB 23,948 117,816
Duni AB 1,093 12,205
*Dynavox Group AB 9,454 97,702
Eastnine AB 48 253
Elanders AB, Class B 40 266
*Electrolux AB, Class B 6,495 42,011
Electrolux Professional AB,
Class B 18,523 129,178
Elekta AB, Class B 31,525 160,539
*Eltel AB 152 143
*Embracer Group AB 7,841 81,941
Engcon AB 3,560 30,865
Eolus AB, Class B 1,605 7,423
Ependion AB 991 12,799
Epiroc AB, Class A 26,675 565,395
Epiroc AB, Class B 4,950 92,821
EQT AB 3,629 126,007
ΩEvolution AB 5,173 346,157
Ework Group AB 881 8,817
Fabege AB 33,614 296,214
Fagerhult Group AB 3,193 15,540
*Fastighets AB Balder, Class B 19,596 143,721
*Fastighetsbolaget Emilshus
AB, Class B 200 1,228
FastPartner AB, Class A 5,548 29,399
FastPartner AB, Class D 16 128
Fenix Outdoor International AG 8 443
FormPipe Software AB 52 139
Getinge AB, Class B 13,454 316,490
Granges AB 9,410 138,089
Ω*Green Landscaping Group
AB 72 354

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWEDEN — (Continued)
H & M Hennes & Mauritz AB,
Class B 16,323 $ 310,038
Hanza AB 1,435 19,834
Heba Fastighets AB, Class B 3,340 11,471
Hemnet Group AB 12,025 262,732
Hexagon AB, Class B 31,449 386,134
*Hexatronic Group AB 13,557 31,049
Hexpol AB 14,637 133,456
*HMS Networks AB 1,879 104,713
Holmen AB, Class B 2,636 99,747
Hufvudstaden AB, Class A 7,147 95,017
Humana AB 1,452 7,388
Husqvarna AB, Class A 52 249
Husqvarna AB, Class B 16,104 76,851
Indutrade AB 13,173 352,483
Instalco AB 27,539 70,323
INVISIO AB 4,114 131,102
Inwido AB 4,970 75,342
ITAB Shop Concept AB 200 422
JM AB 10,827 154,777
*John Mattson
Fastighetsforetagen AB 1,799 12,622
Kabe Group AB, Class B 8 192
*Karnov Group AB 3,580 42,541
*K-fast Holding AB 4,724 7,256
KNOW IT AB 2,899 37,014
Lagercrantz Group AB, Class
B 13,720 337,345
Lifco AB, Class B 7,206 279,510
Lime Technologies AB 1,062 39,996
Lindab International AB 5,693 136,500
Loomis AB 5,166 208,980
*Medcap AB 838 53,674
Medicover AB, Class B 3,591 97,979
MEKO AB 4,296 34,938
MIPS AB 1,738 62,508
*Modern Times Group MTG
AB, Class B 13,529 182,430
Momentum Group AB 638 10,928
ΩMunters Group AB 4,975 84,904
Mycronic AB 10,938 258,283
*NCAB Group AB 7,031 43,256
NCC AB, Class B 12,388 283,975
Nederman Holding AB 1,169 19,827
Nelly Group AB 786 7,784
New Wave Group AB, Class B 7,433 87,857
Nibe Industrier AB, Class B 45,004 175,939
*Nobia AB 29,970 14,113
Nolato AB, Class B 5,490 36,320
Nordnet AB (publ) 10,570 306,215
*Norion Bank AB 11,550 86,268
NP3 Fastigheter AB 2,137 58,307
Nyfosa AB 10,359 88,339
OEM International AB, Class B 9,759 159,352
Peab AB, Class B 10,269 83,353
Platzer Fastigheter Holding
AB, Class B 6,805 52,404
Ratos AB, Class B 36,465 148,050
RaySearch Laboratories AB 5,363 126,554
Shares Value †
SWEDEN — (Continued)
Rejlers AB 24 $ 502
#Rottneros AB 189 55
Rusta AB 4,798 31,742
Rvrc Holding AB 12,010 82,302
Saab AB, Class B 5,530 305,264
Sagax AB, Class B 9,872 221,724
*Samhallsbyggnadsbolaget i
Norden AB 129,059 71,188
Sandvik AB 25,401 771,998
ΩScandic Hotels Group AB 23,349 227,525
*Sdiptech AB 2,348 46,849
Sectra AB, Class B 10,980 349,093
Securitas AB, Class B 26,873 396,902
*Sensys Gatso Group AB 78 312
Ω*Sinch AB 78,334 285,279
SinterCast AB 12 138
Skandinaviska Enskilda
Banken AB, Class A 78,091 1,492,305
Skandinaviska Enskilda
Banken AB, Class C 16 312
Skanska AB, Class B 13,948 381,449
SKF AB, Class A 8 210
SKF AB, Class B 10,368 267,596
SkiStar AB 4,773 79,998
*Stendorren Fastigheter AB 809 16,789
Stenhus Fastigheter I Norden
AB 10,562 11,861
*Stillfront Group AB 73,539 49,969
Storskogen Group AB, Class B 151,011 156,825
Svedbergs Group AB, Class B 2,375 14,887
Svenska Cellulosa AB SCA,
Class A 1,160 15,544
Svenska Cellulosa AB SCA,
Class B 30,243 403,824
Svenska Handelsbanken AB,
Class A 49,975 656,506
Svenska Handelsbanken AB,
Class B 1,505 33,104
Sweco AB, Class B 13,223 239,038
Swedbank AB, Class A 28,960 881,690
*Swedish Logistic Property AB,
Class B 2,645 11,661
*Swedish Orphan Biovitrum
AB, Class A 10,784 371,717
Synsam AB 20,189 128,248
Systemair AB 4,704 38,702
Tele2 AB, Class B 56,323 892,683
Telefonaktiebolaget LM
Ericsson, Class A 1,949 19,875
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 225 2,270
Telefonaktiebolaget LM
Ericsson, Class B 107,280 1,082,689
Telia Co. AB 108,924 427,778
ΩThule Group AB 8,656 222,863
Trelleborg AB, Class B 4,423 185,214
Troax Group AB 1,955 29,781
Truecaller AB, Class B 30,770 91,994

50
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWEDEN — (Continued)
VBG Group AB, Class B 770 $ 29,364
Vitec Software Group AB,
Class B 2,509 87,911
Vitrolife AB 6,661 103,362
Volati AB 1,275 14,372
Volvo AB, Class A 7,491 206,284
Volvo AB, Class B 74,255 2,049,493
#*Volvo Car AB, Class B 67,313 233,796
Wallenstam AB, Class B 11,869 55,091
Wihlborgs Fastigheter AB 24,617 239,363
XANO Industri AB, Class B 28 184
TOTAL SWEDEN 33,215,857
SWITZERLAND — (8.2%)
ABB, Ltd., Registered 51,400 3,820,024
Accelleron Industries AG 10,478 858,863
Adecco Group AG 21,195 591,955
#Alcon AG, ADR 10,115 747,397
Allreal Holding AG, Registered 1,487 356,028
ALSO Holding AG, Registered 663 190,785
APG SGA SA 129 34,068
Arbonia AG 1,279 8,094
Baloise Holding AG,
Registered 5,181 1,286,940
Banque Cantonale de Geneve,
Class BR 1,550 48,078
Banque Cantonale Vaudoise,
Registered 3,577 415,739
Barry Callebaut AG,
Registered 45 58,636
Belimo Holding AG, Class R 933 1,006,513
Bellevue Group AG, Class BR 46 493
Berner Kantonalbank AG,
Registered 565 184,404
BKW AG 1,899 425,575
Bossard Holding AG,
Registered, Class A 430 93,526
Bucher Industries AG,
Registered 520 230,931
Burckhardt Compression
Holding AG 346 239,646
Burkhalter Holding AG 762 135,551
Bystronic AG 51 18,996
#Calida Holding AG,
Registered 8 136
Cembra Money Bank AG 2,934 336,071
Cham Swiss Properties AG 4 117
*Cicor Technologies, Ltd.,
Registered 74 20,373
Cie Financiere Tradition SA,
Class BR 152 57,562
Clariant AG, Registered 2,919 26,236
Coltene Holding AG,
Registered 12 676
Daetwyler Holding AG, Class
BR 338 62,316
DKSH Holding AG 2,979 207,816
#*DocMorris AG 3,376 23,215
dormakaba Holding AG 2,590 221,332
EFG International AG 7,976 166,326
Shares Value †
SWITZERLAND — (Continued)
Emmi AG, Registered 149 $ 132,712
EMS-Chemie Holding AG 393 269,507
#Feintool International Holding
AG, Registered 4 47
Flughafen Zurich AG,
Registered 2,513 742,552
Forbo Holding AG, Registered 59 54,314
Galderma Group AG 4,007 741,251
ΩGalenica AG 7,401 798,414
Geberit AG, Registered 2,371 1,733,761
Georg Fischer AG, Registered 3,691 260,474
Givaudan SA, Registered 387 1,589,942
Glarner Kantonalbank 481 12,343
Helvetia Holding AG,
Registered 2,677 658,287
Hiag Immobilien Holding AG 342 47,119
Huber + Suhner AG,
Registered 2,279 417,899
Implenia AG, Registered 1,661 131,804
Inficon Holding AG, Registered 1,229 147,587
Interroll Holding AG, Class R 19 58,698
Intershop Holding AG 348 68,321
Investis Holding SA 180 29,486
Julius Baer Group, Ltd.,
Registered 14,595 985,424
Jungfraubahn Holding AG,
Registered 473 139,352
Kardex Holding AG,
Registered 576 216,695
*Kudelski SA, Class BR 52 84
Kuehne + Nagel International
AG, Class R 2,409 462,144
Landis+Gyr Group AG 2,013 146,195
Lastminute.com NV 546 8,808
Liechtensteinische
Landesbank AG 717 70,651
#Logitech International SA,
Class R, ADR 9,022 1,087,692
Luzerner Kantonalbank AG,
Registered 136 13,858
ΩMedacta Group SA 669 124,008
Meier Tobler Group AG 24 1,181
#Metall Zug AG, Registered 9 8,341
Mikron Holding AG, Registered 8 213
Mobilezone Holding AG,
Registered 4,517 67,635
Mobimo Holding AG,
Registered 1,063 451,552
Ω*Montana Aerospace AG 1,294 51,341
Naturenergie Holding AG 1,124 46,486
Nestle SA 35,511 3,400,916
Novartis AG, Class B,
Sponsored ADR 72,838 9,016,616
Novartis AG, Registered 1,692 209,237
Novavest Real Estate AG,
Class B 16 793
OC Oerlikon Corp. AG
Pfaffikon 10,008 35,781
Partners Group Holding AG 1,161 1,420,824

51
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
*Peach Property Group AG 515 $ 3,952
Phoenix Mecano AG,
Registered 39 21,279
Plazza AG, Registered, Class
A 72 35,787
Ω*PolyPeptide Group AG 723 23,417
PSP Swiss Property AG,
Registered 3,521 610,117
Rieter Holding AG, Registered 2,808 11,998
Roche Holding AG 24,431 7,879,397
Roche Holding AG, Class BR 945 319,964
Romande Energie Holding SA,
Registered 968 52,213
Sandoz Group AG 17,464 1,163,904
Sandoz Group AG, ADR 3,399 226,136
Schindler Holding AG,
Registered 829 280,378
Schweiter Technologies AG,
Registered 41 14,148
Ω*Sensirion Holding AG 146 10,494
SFS Group AG 1,198 162,668
SGS SA, Registered 12,714 1,435,245
Siegfried Holding AG,
Registered 1,592 153,498
SIG Group AG 5,698 63,705
Sika AG, Registered 7,156 1,401,337
SKAN Group AG, Class A 403 26,306
*Softwareone Holding AG 2,460 24,987
Sonova Holding AG 3,654 995,035
St. Galler Kantonalbank AG,
Registered 240 152,476
Stadler Rail AG 5,832 143,121
Straumann Holding AG, Class
R 4,788 602,414
Sulzer AG, Registered 1,553 259,623
Sunrise Communications AG 1,713 93,978
Swatch Group AG (The), Class
BR 2,183 456,316
#Swatch Group AG (The),
Registered 3,339 141,588
Swiss Life Holding AG,
Registered 1,740 1,890,970
Swiss Prime Site AG,
Registered 5,784 823,558
Swiss Re AG, Registered 20,676 3,775,897
Swisscom AG, Registered 2,296 1,686,069
Swissquote Group Holding SA,
Registered 1,302 827,182
Temenos AG, Registered 4,318 407,998
TX Group AG 282 71,312
*u-blox Holding AG 995 166,835
UBS Group AG 8,745 334,767
#UBS Group AG, ADR 59,565 2,284,913
Valiant Holding AG 1,826 300,713
ΩVAT Group AG 1,453 634,053
Vaudoise Assurances Holding
SA 68 52,350
Vontobel Holding AG, Class R 3,167 240,656
VP Bank AG, Class A 322 32,411
Shares Value †
SWITZERLAND — (Continued)
V-ZUG Holding AG 288 $ 14,853
Walliser Kantonalbank,
Registered 235 37,764
Warteck Invest AG, Registered 15 36,250
Ypsomed Holding AG,
Registered 161 63,177
Zehnder Group AG,
Registered 649 57,159
Zug Estates Holding AG, Class
B 38 101,302
Zuger Kantonalbank, Class BR 11 120,311
Zurich Insurance Group AG 3,898 2,714,397
TOTAL SWITZERLAND 71,175,141
UNITED KINGDOM — (12.2%)
Admiral Group PLC 24,512 1,055,041
ΩAirtel Africa PLC 125,252 455,181
AJ Bell PLC 35,170 248,369
Antofagasta PLC 15,661 574,077
Ashtead Group PLC 19,332 1,288,766
AstraZeneca PLC, Sponsored
ADR 88,577 7,298,745
ΩAuto Trader Group PLC 113,703 1,165,832
Aviva PLC 156,885 1,378,144
B&M European Value Retail
SA 16,523 39,000
Babcock International Group
PLC 50,886 810,972
BAE Systems PLC 79,600 1,956,743
Balfour Beatty PLC 29,250 258,251
Barclays PLC 404,626 2,163,690
Barclays PLC, Sponsored ADR 35,159 755,567
Barratt Redrow PLC,
Registered 143,442 709,181
Beazley PLC 98,417 1,203,188
Bellway PLC 14,049 484,346
Berkeley Group Holdings PLC 11,578 612,731
ΩBridgepoint Group PLC 12,229 48,362
BT Group PLC, Registered 651,820 1,590,755
Bunzl PLC 26,630 808,921
*Burberry Group PLC 34,656 563,470
Canal+ SA 55,961 176,238
Coca-Cola HBC AG 5,911 268,244
Compass Group PLC 71,245 2,359,794
Computacenter PLC 9,169 345,259
ΩConvatec Group PLC 91,074 292,204
Croda International PLC 1,036 39,296
#DCC PLC 13,730 903,764
Diageo PLC 47,057 1,081,955
#Diageo PLC, Sponsored ADR 2,885 265,680
Diploma PLC 8,832 650,982
Drax Group PLC 51,331 486,590
Dunelm Group PLC 12,912 189,663
Entain PLC 15,416 160,496
Experian PLC 69,797 3,252,706
*Frasers Group PLC 9,136 87,504
Fresnillo PLC 24,424 713,030
Games Workshop Group PLC 3,368 704,912
Grainger PLC 40,230 99,053

52
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Greggs PLC 811 $ 17,187
GSK PLC 121,350 2,838,760
Haleon PLC 239,965 1,116,402
Halma PLC 12,885 600,302
Hikma Pharmaceuticals PLC 6,913 167,030
Hiscox, Ltd. 25,914 468,149
Howden Joinery Group PLC 61,929 702,592
HSBC Holdings PLC,
Registered 105,248 1,470,474
HSBC Holdings PLC,
Sponsored ADR 56,115 3,931,978
IG Group Holdings PLC 21,707 317,711
IMI PLC 28,919 907,328
Inchcape PLC 39,709 398,593
*Indivior PLC 5 147
Informa PLC 86,233 1,096,493
International Workplace Group
PLC 40,961 121,841
Intertek Group PLC 10,461 696,145
Investec PLC 18,238 137,303
ITV PLC 362,276 331,518
J Sainsbury PLC 160,966 722,435
JD Sports Fashion PLC 69,605 85,214
Johnson Matthey PLC 22,424 628,127
Just Group PLC, Registered 79 221
Kingfisher PLC 157,172 637,675
Legal & General Group PLC 295,478 923,175
Lion Finance Group PLC 2,767 291,016
Lloyds Banking Group PLC 1,647,374 1,928,054
Man Group PLC 9,274 25,612
Marks & Spencer Group PLC 246,223 1,286,886
Melrose Industries PLC 54,581 448,627
Mondi PLC 30,291 338,362
Morgan Sindall Group PLC 1,353 82,660
National Grid PLC 3,975 59,537
National Grid PLC, Sponsored
ADR 21,215 1,596,429
NatWest Group PLC 150,381 1,153,859
NatWest Group PLC, Class
S, ADR 62,428 965,761
Next PLC 9,958 1,870,919
Ninety One PLC 2,617 7,963
*Ocado Group PLC 20,660 59,473
OSB Group PLC 33,470 237,024
Pagegroup PLC 2,630 8,155
Pearson PLC 4,844 67,462
Pearson PLC, Sponsored ADR 32,917 457,875
Pennon Group PLC 38,028 259,059
Persimmon PLC 25,207 400,400
Phoenix Group Holdings PLC 83,674 740,964
Playtech PLC 4,418 15,295
Plus500, Ltd. 14,047 584,307
Prudential PLC 41,014 568,501
#Prudential PLC, Sponsored
ADR 5,236 145,875
QinetiQ Group PLC 34,793 219,148
Reckitt Benckiser Group PLC 37,221 2,844,195
RELX PLC, Sponsored ADR 110,243 4,877,150
Rentokil Initial PLC 32,780 181,618
Shares Value †
UNITED KINGDOM — (Continued)
Rentokil Initial PLC, ADR 1,827 $ 50,827
Rightmove PLC 123,641 1,085,140
Rolls-Royce Holdings PLC 317,840 4,873,335
Rotork PLC 55,482 249,447
RS GROUP PLC 33,061 241,729
Sage Group PLC (The) 87,982 1,328,770
Schroders PLC 49,341 245,953
Severn Trent PLC 22,489 821,709
Smith & Nephew PLC 28,901 533,502
#Smith & Nephew PLC,
Sponsored ADR 2,362 86,969
Smiths Group PLC 18,179 601,413
Softcat PLC 18,975 398,387
Spectris PLC 1,907 102,877
Spirax Group PLC 1,995 185,970
SSE PLC 36,273 913,116
St. James's Place PLC 111,616 1,902,745
Standard Chartered PLC 113,215 2,319,724
Taylor Wimpey PLC 325,955 450,526
TBC Bank Group PLC 548 31,356
Tesco PLC 540,245 3,260,833
TP ICAP Group PLC 66,847 230,546
Unilever PLC, Sponsored ADR 99,893 6,012,559
United Utilities Group PLC 59,751 942,441
*Vistry Group PLC 13,629 115,354
Weir Group PLC (The) 10,428 405,545
WH Smith PLC 90 799
Whitbread PLC 6,044 230,049
*Wise PLC, Class A 23,449 297,765
WPP PLC, Sponsored ADR 16,485 312,721
*Zegona Communications PLC 4,092 66,129
TOTAL UNITED KINGDOM 105,883,924
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 320 73,723
International Paper Co. 14,912 583,847
Royal Gold, Inc. 1,549 270,750
TOTAL UNITED STATES 928,320
TOTAL COMMON STOCKS 846,901,553
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG
5.760% 1,463 126,729
ΩDr. Ing. h.c. F. Porsche AG
1.800% 4,139 217,126
Draegerwerk AG & Co. KGaA
2.780% 894 75,325
Einhell Germany AG, Class P
1.820% 208 19,734
FUCHS SE 3.020% 12,437 556,679
Henkel AG & Co. KGaA
2.900% 10,672 865,437
Jungheinrich AG 2.580% 3,092 110,561
Porsche Automobil Holding SE
5.540% 9,484 377,214
Sartorius AG 0.310% 1,024 281,411
Sixt SE, Class A 4.940% 1,858 118,163

53
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
GERMANY — (Continued)
STO SE & Co. KGaA 0.260% 80 $ 11,007
Volkswagen AG, Class A
7.050% 11,458 1,193,145
TOTAL GERMANY 3,952,531
TOTAL PREFERRED
STOCKS 3,952,531
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<AP Eagers, Ltd. 1,150 –
TOTAL AUSTRALIA –
CANADA — (0.0%)
*Constellation Software, Inc.
03/31/2040 270 –
TOTAL CANADA –
Shares Value †
ITALY — (0.0%)
*Geox SpA 09/30/2026 60 $ 4
TOTAL ITALY 4
NORWAY — (0.0%)
*Vend Marketplaces ASA
11/13/2025 868 1,934
TOTAL NORWAY 1,934
SPAIN — (0.0%)
*Ferrovial SE 13,801 7,597
TOTAL SPAIN 7,597
TOTAL RIGHTS/WARRANTS 9,535
TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $643,720,315) 850,863,619
SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term
Investment Fund 1,322,000 15,291,576
TOTAL INVESTMENTS — ( 100.0% )
(Cost $659,011,891) $ 866,155,195
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $16,912,055 which represented 2.0% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 45,066,992 $ 42,284 $ 8 $ 45,109,284
Austria .............................. 4,147,268 — — 4,147,268
Belgium ............................. 8,590,806 — — 8,590,806
Brazil ............................... — 28,709 — 28,709
Canada ............................. 94,994,242 — 5 94,994,247
Denmark ............................ 20,156,382 — — 20,156,382
Finland .............................. 18,024,609 — — 18,024,609
France .............................. 70,116,622 — — 70,116,622
Germany ............................ 63,600,358 — — 63,600,358
Hong Kong ........................... 8,250,241 — — 8,250,241
Ireland .............................. 4,909,036 — — 4,909,036
Israel ............................... 7,569,388 — — 7,569,388
Italy ................................ 24,749,022 — — 24,749,022
Japan ............................... 173,052,081 519 — 173,052,600
Netherlands .......................... 45,943,760 — — 45,943,760
New Zealand ......................... 2,253,107 — — 2,253,107
Norway .............................. 6,216,164 — — 6,216,164
Portugal ............................. 2,059,026 — — 2,059,026
Réunion ............................. 286 — — 286
Singapore ............................ 7,393,755 — — 7,393,755
Spain ............................... 28,533,474 — 167 28,533,641
Sweden ............................. 33,215,857 — — 33,215,857
Switzerland ........................... 71,175,141 — — 71,175,141
United Kingdom ....................... 105,883,777 147 — 105,883,924
United States ......................... 928,320 — — 928,320

54
Dimensional International Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Preferred Stocks
Germany ............................ $ 3,952,531 $ — $ — $ 3,952,531
Rights/Warrants
Australia ............................. — — — —
Canada ............................. — — — —
Italy ................................ 4 — — 4
Norway .............................. — 1,934 — 1,934
Spain ............................... — 7,597 — 7,597
Securities Lending Collateral ............... — 15,291,576 — 15,291,576
Total Investments ........................ $850,782,249 $15,372,766 $180> $866,155,195
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

55
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Shares Value †
COMMON STOCKS — (98.6%)
BRAZIL — (3.5%)
Allied Tecnologia SA, Class A 6,700 $ 12,703
Allos SA 26,110 120,971
Alupar Investimento SA 27,862 168,564
Ambev SA 18,800 44,372
Ambev SA, Sponsored ADR 93,569 216,144
Anima Holding SA 21,900 14,356
Auren Energia SA 46,979 95,875
B3 SA - Brasil Bolsa Balcao 173,300 407,413
Banco ABC Brasil SA 15,253 65,174
Banco Bradesco SA 65,342 187,709
Banco Bradesco SA 92,623 312,347
Banco Bradesco SA,
Sponsored ADR 118,093 399,154
Banco do Brasil SA 59,657 242,609
Banco Pan SA 42,300 81,299
Banco Santander Brasil SA 160,284 926,853
#Banco Santander Brasil SA,
Sponsored ADR 25,632 148,409
BB Seguridade Participacoes
SA 48,575 296,313
Bemobi Mobile Tech SA 10,500 45,723
Blau Farmaceutica SA 2,100 5,218
C&A MODAS SA 29,200 88,113
Caixa Seguridade
Participacoes S/A 20,700 57,543
Camil Alimentos SA 5,000 5,088
Centrais Eletricas Brasileiras
SA 10,250 106,056
Centrais Eletricas Brasileiras
SA, Sponsored ADR 10,079 104,318
*Cia Brasileira de Aluminio 9,101 8,771
*Cia Brasileira de Distribuicao 46,174 32,239
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,300 129,746
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 11,200 274,848
Cia de Saneamento de Minas
Gerais Copasa MG 23,100 162,103
Cia De Sanena Do Parana 14,300 18,137
Cia De Sanena Do Parana 300 398
Cia De Sanena Do Parana 21,200 135,739
Cia Energetica de Minas
Gerais 39,131 105,654
Cia Energetica de Minas
Gerais, Sponsored ADR 35,910 75,052
Cia Paranaense de Energia
- Copel 27,252 66,344
#Cia Paranaense de Energia -
Copel, ADR 13,075 135,196
Cogna Educacao SA 342,316 237,739
CPFL Energia SA 18,200 140,594
Cruzeiro do Sul Educacional
SA, Class A 400 433
Shares Value †
BRAZIL — (Continued)
Cury Construtora e
Incorporadora SA 26,800 $ 173,884
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 39,500 223,497
Dexco SA 67,529 67,214
Dimed SA Distribuidora da
Medicamentos 6,500 11,334
Direcional Engenharia SA 29,457 92,881
EcoRodovias Infraestrutura e
Logistica SA 56,900 84,212
*Embraer SA 5,800 93,691
Embraer SA, Sponsored ADR 11,199 722,112
Empreendimentos Pague
Menos S/A 2,704 1,958
Energisa S/A 25,893 249,210
Engie Brasil Energia SA 20,427 151,728
Equatorial Energia SA 50,863 346,161
Eucatex SA Industria e
Comercio 3,400 10,544
*Even Construtora e
Incorporadora SA 18,900 26,147
EZ Tec Empreendimentos e
Participacoes SA 17,700 60,970
Fleury SA 33,450 90,378
Fras-Le SA 830 3,537
#Gerdau SA, Sponsored ADR 43,692 152,485
ΩGPS Participacoes e
Empreendimentos SA 30,428 107,470
Grendene SA 17,901 17,485
Grupo Mateus SA, Class B 27,300 32,648
Grupo SBF SA 24,798 59,449
Guararapes Confeccoes SA 13,900 26,147
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 28,989 168,384
*Hidrovias do Brasil SA 34,708 25,200
Hypera SA, Class A 22,949 110,118
Iochpe Maxion SA 10,100 20,537
Irani Papel e Embalagem SA 7,600 12,589
*IRB-Brasil Resseguros SA 10,946 100,290
Isa Energia Brasil SA 23,300 108,644
Itau Unibanco Holding SA,
Sponsored ADR 69,769 513,500
JHSF Participacoes SA 46,100 56,414
JSL SA 1,000 1,003
Kepler Weber SA 23,758 40,809
Klabin SA 143,250 479,881
Lavvi Empreendimentos
Imobiliarios SA 400 1,110
Localiza Rent a Car SA 115,645 846,966
LOG Commercial Properties e
Participacoes SA 2,800 12,323
*Log-in Logistica Intermodal
SA 300 1,838
Lojas Renner SA, Class A 79,335 218,626

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
BRAZIL — (Continued)
ΩLWSA SA 56,590 $ 41,088
M Dias Branco SA, Class H 5,400 29,401
Magazine Luiza SA 46,575 73,255
Mahle Metal Leve SA 4,511 24,988
Marcopolo SA 22,081 27,964
Mills Locacao Servicos e
Logistica SA 21,800 52,829
Motiva Infraestrutura de
Mobilidade SA 101,100 298,129
Moura Dubeux Engenharia S/A 600 3,081
Movida Participacoes SA 35,100 53,382
*MRV Engenharia e
Participacoes SA 84,693 118,897
Multiplan Empreendimentos
Imobiliarios SA, Class A 10,054 51,323
*Natura Cosmeticos SA 14,100 23,591
Neoenergia SA 23,684 128,334
Odontoprev SA 42,822 101,227
*Oncoclinicas do Brasil
Servicos Medicos SA 6,600 2,660
Pet Center Comercio e
Participacoes SA 9,400 6,493
Plano & Plano
Desenvolvimento Imobiliario
SA 2,200 5,969
Porto Seguro SA 34,400 306,940
Qualicorp Consultoria e
Corretora de Seguros SA 33,300 16,758
Raia Drogasil SA 112,116 416,389
ΩRede D'Or Sao Luiz SA 18,500 148,889
Romi SA, Class A 1,039 1,570
Rumo SA 22,800 67,403
Schulz SA 300 271
Sendas Distribuidora S/A 161,461 257,851
#Sendas Distribuidora S/A,
ADR 13,953 109,810
SIMPAR SA 35,188 30,188
Smartfit Escola de Ginastica e
Danca SA 13,238 61,899
Suzano SA 24,106 218,850
#Suzano SA, Class A,
Sponsored ADR 13,672 123,458
Tegma Gestao Logistica SA 9,200 62,237
Telefonica Brasil SA 1,400 8,330
#Telefonica Brasil SA, ADR 13,500 161,055
TIM SA 57,100 257,552
TIM SA, ADR 1,920 43,373
TOTVS SA 26,900 221,638
Transmissora Alianca de
Energia Eletrica S/A 33,100 234,183
Tres Tentos Agroindustrial S/A 13,000 38,649
Tupy SA 4,000 9,196
Ultrapar Participacoes SA 33,788 134,333
Ultrapar Participacoes SA,
Sponsored ADR 61,169 242,229
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 45,656
Shares Value †
BRAZIL — (Continued)
*Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 70,352 $ 42,328
Vibra Energia SA 148,724 657,295
Vivara Participacoes SA 24,200 140,208
Vulcabras SA 13,819 59,278
WEG SA 60,100 469,849
YDUQS Participacoes SA 30,993 81,782
TOTAL BRAZIL 16,910,749
CHILE — (0.6%)
Aguas Andinas SA, Class A 233,359 88,919
Banco de Chile 213,390 37,464
Banco de Chile, Sponsored
ADR 7,466 260,638
Banco de Credito e
Inversiones SA 5,047 259,538
Banco Itau Chile SA 4,032 73,282
Banco Santander Chile 1,040,253 75,267
Banco Santander Chile,
Sponsored ADR 4,439 127,399
Besalco SA 968 1,142
BICECORP SA 141,108 49,319
*CAP SA 2,296 15,353
Cencosud SA 59,375 184,207
Cencosud Shopping SA 34,561 81,985
Cia Cervecerias Unidas SA 6,149 39,159
#Cia Cervecerias Unidas SA,
Sponsored ADR 5,206 67,158
Embotelladora Andina SA,
Sponsored ADR 2,221 60,100
Empresa Nacional de
Telecomunicaciones SA 16,849 80,239
Empresas CMPC SA 79,255 114,403
Empresas Copec SA 15,459 110,573
Enel Americas SA 442,787 41,827
Enel Chile SA 748,589 57,207
Enel Chile SA, Sponsored
ADR 1,058 4,073
Falabella SA 23,407 146,951
Forus SA 504 1,165
Inversiones Aguas
Metropolitanas SA 43,582 43,944
Inversiones La Construccion
SA 3,136 49,928
*Multiexport Foods SA 1,116 310
Parque Arauco SA 51,878 144,815
Plaza SA 44,900 126,527
Ripley Corp. SA 96,846 46,770
Salfacorp SA 40,582 44,581
Sigdo Koppers SA 1,184 1,715
SMU SA 259,134 42,081
Sociedad Matriz SAAM SA,
Class B 12,412 1,647
#*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 5,955 291,735
SONDA SA 44,939 16,263
*Vina Concha y Toro SA 35,879 39,186
TOTAL CHILE 2,826,870

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (29.4%)
360 Security Technology, Inc.,
Class A 9,800 $ 16,470
361 Degrees International, Ltd. 72,000 54,471
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 20,000 58,324
Ω3SBio, Inc. 263,000 1,042,227
5I5J Holding Group Co., Ltd.,
Class A 13,700 5,521
Accelink Technologies Co.,
Ltd., Class A 2,000 17,685
ADAMA, Ltd., Class A 2,600 2,344
Addsino Co., Ltd., Class A 6,700 7,874
Advanced Micro-Fabrication
Equipment, Inc., Class A 853 33,458
Advanced Technology &
Materials Co., Ltd., Class A 1,200 3,579
*AECC Aero Science and
Technology Co., Ltd., Class A 7,600 28,640
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 12,123
AECC Aviation Power Co.,
Ltd., Class A 6,400 35,117
Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 1,200 3,213
*Agile Group Holdings, Ltd. 180,000 9,727
#Agricultural Bank of China,
Ltd., Class H 819,000 623,823
Aier Eye Hospital Group Co.,
Ltd., Class A 39,560 68,042
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,000 20,689
Aisino Corp., Class A 9,800 11,434
ΩAK Medical Holdings, Ltd. 54,000 40,784
Ω*Akeso, Inc. 27,000 393,943
Alibaba Group Holding, Ltd.,
Class W 382,100 8,116,712
Alibaba Group Holding, Ltd.,
Sponsored ADR 5,738 977,927
*Alibaba Health Information
Technology, Ltd. 280,000 208,950
ΩA-Living Smart City Services
Co., Ltd., Class H 44,250 14,063
Allmed Medical Products Co.,
Ltd., Class A 4,500 6,887
*Amlogic Shanghai Co., Ltd.,
Class A 614 7,414
Amoy Diagnostics Co., Ltd.,
Class A 2,600 8,338
ANE Cayman, Inc. 42,500 62,720
ΩAngelalign Technology, Inc. 5,400 44,466
Anhui Anke Biotechnology
Group Co., Ltd., Class A 9,900 15,165
Anhui Construction
Engineering Group Co., Ltd.,
Class A 7,600 5,058
Anhui Expressway Co., Ltd.,
Class H 54,000 85,597
Anhui Gujing Distillery Co.,
Ltd., Class A 1,100 24,866
Shares Value †
CHINA — (Continued)
Anhui Heli Co., Ltd., Class A 11,100 $ 32,463
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,000 35,579
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 18,592
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 39,800 35,820
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 4,397
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 9,320 11,162
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 12,200 22,834
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,200 42,843
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 8,100 26,055
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,301 35,953
Anjoy Foods Group Co., Ltd.,
Class A 2,300 23,861
Anker Innovations Technology
Co., Ltd., Class A 1,860 30,529
ANTA Sports Products, Ltd. 138,200 1,440,287
Anton Oilfield Services Group 456,000 61,604
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 18,900 8,439
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,500 33,819
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 3,600 21,113
ΩAsiaInfo Technologies, Ltd. 46,400 53,849
*ASR Microelectronics Co.,
Ltd., Class A 1,318 17,275
Autel Intelligent Technology
Corp., Ltd., Class A 3,798 20,525
Autobio Diagnostics Co., Ltd.,
Class A 6,300 34,020
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 47,221
AviChina Industry &
Technology Co., Ltd., Class H 314,000 159,986
AVICOPTER PLC, Class A 1,100 5,566
Bafang Electric Suzhou Co.,
Ltd., Class A 392 1,539
ΩBAIC Motor Corp., Ltd.,
Class H 299,000 77,326
Baiyin Nonferrous Group Co.,
Ltd., Class A 34,400 25,502
Bank of Beijing Co., Ltd.,
Class A 36,700 28,805
Bank of Changsha Co., Ltd.,
Class A 35,700 47,969

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Bank of Chengdu Co., Ltd.,
Class A 16,800 $ 39,652
Bank of China, Ltd., Class H 1,861,000 1,053,550
*Bank of Chongqing Co., Ltd.,
Class H 95,000 98,151
Bank of Communications Co.,
Ltd., Class H 450,000 399,501
*Bank of Gansu Co., Ltd.,
Class H 7,000 223
Bank of Guiyang Co., Ltd.,
Class A 22,500 19,207
Bank of Hangzhou Co., Ltd.,
Class A 18,000 39,678
Bank of Jiangsu Co., Ltd.,
Class A 49,200 74,468
Bank of Nanjing Co., Ltd.,
Class A 32,000 50,815
Bank of Ningbo Co., Ltd.,
Class A 16,100 64,063
ΩBank of Qingdao Co., Ltd.,
Class H 152,500 84,175
Bank of Shanghai Co., Ltd.,
Class A 26,600 35,443
*Bank of Suzhou Co., Ltd.,
Class A 38,750 44,995
Bank of Tianjin Co., Ltd., Class
H 68,000 22,310
Bank of Xi'an Co., Ltd., Class
A 18,600 10,159
ΩBank of Zhengzhou Co., Ltd.,
Class H 124,200 20,454
*Baoding Tianwei Baobian
Electric Co., Ltd. 17,500 20,812
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 6,785
Baoxiniao Holding Co., Ltd.,
Class A 20,500 11,312
#*Baozun, Inc., Class A 500 571
*Baozun, Inc., Class A,
Sponsored ADR 6,349 20,825
Bear Electric Appliance Co.,
Ltd., Class A 600 4,061
Befar Group Co., Ltd., Class A 10,600 6,429
Beibuwan Port Co., Ltd., Class
A 10,200 12,545
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 300 1,256
Beijing Capital Development
Co., Ltd., Class A 13,200 11,398
*Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 31,100 13,929
*Beijing Capital International
Airport Co., Ltd., Class H 80,000 28,718
Beijing Career International
Co., Ltd., Class A 200 827
Beijing Dahao Technology
Corp., Ltd., Class A 3,100 8,331
Shares Value †
CHINA — (Continued)
Beijing Easpring Material
Technology Co., Ltd., Class A 6,400 $ 62,165
Beijing Enlight Media Co., Ltd.,
Class A 5,200 12,302
Beijing Enterprises Holdings,
Ltd. 49,500 217,178
Beijing Enterprises Water
Group, Ltd. 332,000 106,791
Beijing Fengjing Automotive
Parts Co., Ltd. 10,100 5,417
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 7,063
Beijing Haohua Energy
Resource Co., Ltd., Class A 1,300 1,409
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,084 30,447
Beijing Jetsen Technology Co.,
Ltd., Class A 53,200 49,673
Beijing Kingsoft Office
Software, Inc., Class A 561 28,277
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 2,476
Beijing North Star Co., Ltd.,
Class H 4,000 448
*Beijing Philisense Technology
Co., Ltd., Class A 400 315
Beijing Roborock Technology
Co., Ltd., Class A 897 20,579
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 4,900
Beijing Shiji Information
Technology Co., Ltd., Class A 6,620 9,174
Beijing Sifang Automation Co.,
Ltd., Class A 4,900 19,387
Beijing SL Pharmaceutical Co.,
Ltd., Class A 2,000 2,120
*Beijing Sojo Electric Co., Ltd.,
Class A 3,000 3,239
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 11,100 6,234
*Beijing Strong
Biotechnologies, Inc., Class A 4,500 8,637
Beijing Teamsun Technology
Co., Ltd., Class A 3,200 8,577
*Beijing Thunisoft Corp., Ltd.,
Class A 2,100 2,362
Beijing Tiantan Biological
Products Corp., Ltd., Class A 12,620 32,656
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,300 25,219
Beijing Ultrapower Software
Co., Ltd., Class A 32,900 56,171
Beijing United Information
Technology Co., Ltd., Class A 11,300 45,059
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 1,140 9,023

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 $ 603
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 4,250
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 6,250
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 61,800 45,034
*Beiqi Foton Motor Co., Ltd.,
Class A 84,400 35,551
*BeOne Medicines, Ltd., Class
H 7,100 169,731
#*BeOne Medicines, Ltd.,
Sponsored ADR 1,170 363,262
Bestore Co., Ltd., Class A 2,900 5,045
*Bestway Marine & Energy
Technology Co., Ltd., Class A 3,400 3,218
Bethel Automotive Safety
Systems Co., Ltd., Class A 5,340 37,586
Betta Pharmaceuticals Co.,
Ltd., Class A 400 3,195
Beyondsoft Corp., Class A 4,900 9,377
BGI Genomics Co., Ltd., Class
A 4,200 29,013
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 5,200 11,667
*Bilibili, Inc., Class Z 13,840 413,836
#*Bilibili, Inc., Class Z,
Sponsored ADR 380 11,495
Binjiang Service Group Co.,
Ltd. 18,500 58,650
Black Peony Group Co., Ltd.,
Class A 5,000 6,002
Ω#Blue Moon Group Holdings,
Ltd. 127,000 48,531
Blue Sail Medical Co., Ltd.,
Class A 3,300 2,548
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 24,300 25,077
Bluestar Adisseo Co., Class A 20,200 26,688
ΩBOC Aviation, Ltd. 36,200 317,184
BOC International China Co.,
Ltd., Class A 10,700 21,108
*BOE HC SemiTek Corp.,
Class A 2,200 2,462
BOE Varitronix, Ltd. 45,000 28,891
*Bohai Leasing Co., Ltd.,
Class A 89,600 44,912
Bosideng International
Holdings, Ltd. 648,000 396,861
Bros Eastern Co., Ltd., Class A 4,800 3,599
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 8,200 12,158
BYD Co., Ltd. 72,900 943,586
#BYD Electronic International
Co., Ltd. 81,000 380,811
By-health Co., Ltd., Class A 12,900 22,731
Shares Value †
CHINA — (Continued)
C&D International Investment
Group, Ltd. 109,868 $ 225,328
Caitong Securities Co., Ltd.,
Class A 18,900 22,821
Ω*CALB Group Co., Ltd.,
Class H 14,200 61,096
*Cambricon Technologies
Corp., Ltd., Class A 512 98,845
Camel Group Co., Ltd., Class
A 8,500 12,173
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 13,000 8,506
Canmax Technologies Co.,
Ltd., Class A 6,000 25,627
Canny Elevator Co., Ltd.,
Class A 200 206
*Castech, Inc., Class A 1,450 9,426
CECEP Solar Energy Co.,
Ltd., Class A 34,900 22,835
CECEP Wind-Power Corp.,
Class A 94,160 40,851
CETC Cyberspace Security
Technology Co., Ltd., Class A 3,500 8,988
CETC Digital Technology Co.,
Ltd., Class A 8,000 30,575
CGN Mining Co., Ltd. 215,000 108,161
CGN Nuclear Technology
Development Co., Ltd., Class
A 7,000 7,961
ΩCGN Power Co., Ltd., Class
H 1,259,000 498,922
*Changchun Faway
Automobile Components Co.,
Ltd., Class A 1,400 1,852
Changchun High-Tech Industry
Group Co., Ltd., Class A 3,100 48,862
Changzhou Qianhong
Biopharma Co., Ltd., Class A 17,400 22,720
*Changzhou Xingyu
Automotive Lighting Systems
Co., Ltd., Class A 1,400 25,475
Chaowei Power Holdings, Ltd.,
Class A 2,000 373
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 23,721
Cheng De Lolo Co., Ltd.,
Class A 18,200 23,586
Chengdu Corp.RO Technology
Co., Ltd., Class A 1,100 3,558
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 1,755
Chengdu Guibao Science &
Technology Co., Ltd. 5,800 18,266
Chengdu Haoneng Technology
Co., Ltd., Class A 10,200 19,420
Chengdu Hi-tech Development
Co., Ltd. 3,200 22,460
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 4,700 22,331

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 $ 1,571
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 7,183
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 17,942
*Chengtun Mining Group Co.,
Ltd., Class A 10,800 16,892
Chenguang Biotech Group
Co., Ltd., Class A 800 1,501
Chengxin Lithium Group Co.,
Ltd., Class A 3,100 11,099
Chengzhi Co., Ltd., Class A 22,200 23,876
Chervon Holdings, Ltd. 20,000 51,877
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 84,490
China Aircraft Leasing Group
Holdings, Ltd. 44,529 25,495
*China Automotive
Engineering Research Institute
Co., Ltd., Class A 8,800 21,635
China Baoan Group Co., Ltd.,
Class A 2,400 3,862
Ω*China Bohai Bank Co., Ltd.,
Class H 310,000 40,683
China CAMC Engineering Co.,
Ltd., Class A 6,900 8,244
China CITIC Bank Corp., Ltd.,
Class H 508,000 484,326
China Communications
Services Corp., Ltd., Class H 310,000 185,868
China Conch Venture
Holdings, Ltd. 210,000 262,628
China Construction Bank
Corp., Class H 3,312,000 3,281,233
China CSSC Holdings, Ltd.,
Class A 8,600 43,349
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 310,000 94,928
China Design Group Co., Ltd.,
Class A 14,100 15,462
ΩChina East Education
Holdings, Ltd. 39,000 32,817
China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 12,000 375
China Energy Engineering
Corp., Ltd., Class H 286,000 42,685
China Everbright Bank Co.,
Ltd., Class H 174,000 71,416
*China Express Airlines Co.,
Ltd., Class A 2,300 3,446
China Film Group Co., Ltd.,
Class A 6,300 12,791
*China First Heavy Industries
Co., Ltd., Class A 5,700 2,577
China Foods, Ltd. 88,000 46,988
China Galaxy Securities Co.,
Ltd., Class H 342,500 492,673
Shares Value †
CHINA — (Continued)
China Gas Holdings, Ltd. 428,995 $ 441,017
#China Gold International
Resources Corp., Ltd. 33,300 562,983
*China Great Wall Securities
Co., Ltd., Class A 17,300 26,841
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 5,936
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 10,500 12,841
China Haisum Engineering
Co., Ltd. 3,700 5,470
China Harmony Auto Holding,
Ltd. 40,500 6,514
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 404
ΩChina International Capital
Corp., Ltd., Class H 136,000 369,913
#China International Marine
Containers Group Co., Ltd.,
Class H 80,400 73,446
China Isotope & Radiation
Corp., Class H 12,200 30,107
#China Jinmao Holdings
Group, Ltd. 904,000 155,858
China Jushi Co., Ltd., Class A 35,800 82,435
China Leadshine Technology
Co., Ltd., Class A 1,400 8,676
China Lesso Group Holdings,
Ltd. 72,000 41,224
China Lilang, Ltd. 66,000 28,617
Ω#*China Literature, Ltd.,
Class H 54,600 293,506
China Medical System
Holdings, Ltd. 214,000 369,782
China Meheco Group Co.,
Ltd., Class A 15,900 25,182
China Merchants Bank Co.,
Ltd., Class H 186,500 1,167,155
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 18,700 26,938
China Merchants Port Holdings
Co., Ltd. 78,508 151,921
China Merchants Property
Operation & Service Co., Ltd.,
Class A 6,800 10,951
ΩChina Merchants Securities
Co., Ltd., Class H 47,000 94,276
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 17,900 23,750
China Minsheng Banking
Corp., Ltd., Class H 466,000 238,630
China National Accord
Medicines Corp., Ltd., Class A 5,630 20,094
China National Chemical
Engineering Co., Ltd., Class A 19,400 21,055

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 6,800 $ 7,886
China National Medicines
Corp., Ltd., Class A 7,100 29,687
China National Nuclear Power
Co., Ltd., Class A 93,400 117,762
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,498
China Nonferrous Mining
Corp., Ltd. 260,000 480,044
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 8,700 62,066
China Oilfield Services, Ltd.,
Class H 230,000 224,016
China Overseas Grand
Oceans Group, Ltd. 241,000 67,287
China Overseas Land &
Investment, Ltd. 337,000 564,976
China Pacific Insurance Group
Co., Ltd., Class H 208,200 843,815
China Petroleum Engineering
Corp., Class A 48,300 24,142
China Railway Group, Ltd.,
Class H 457,000 231,669
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 14,760
China Railway Materials Co.,
Ltd., Class A 25,600 9,633
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 236,000 103,543
*China Railway Tielong
Container Logistics Co., Ltd.,
Class A 100 91
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 1,300 9,619
China Reinsurance Group
Corp., Class H 648,000 131,731
China Resources Beer
Holdings Co., Ltd. 118,000 403,850
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 7,700 27,309
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 8,400 22,715
China Resources Gas Group,
Ltd. 157,300 432,301
China Resources Land, Ltd. 246,000 888,135
#China Resources Medical
Holdings Co., Ltd. 74,500 32,399
ΩChina Resources Mixc
Lifestyle Services, Ltd. 89,000 465,142
ΩChina Resources
Pharmaceutical Group, Ltd. 246,500 157,944
Shares Value †
CHINA — (Continued)
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 6,669 $ 26,995
*»China Ruifeng Renewable
Energy Holdings, Ltd. 156,000 14,451
*China Ruyi Holdings, Ltd. 1,080,000 384,910
*China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 9,700 6,714
*China Southern Power Grid
Technology Co., Ltd., Class A 662 4,931
China State Construction
Engineering Corp., Ltd., Class
A 114,800 87,523
China State Construction
International Holdings, Ltd. 242,000 275,248
China Suntien Green Energy
Corp., Ltd., Class H 268,000 149,996
China Taiping Insurance
Holdings Co., Ltd. 194,800 443,126
China Testing & Certification
International Group Co., Ltd.,
Class A 3,740 3,429
China Tianying, Inc., Class A 10,400 8,571
Ω#*China Tourism Group Duty
Free Corp., Ltd., Class H 20,500 176,192
China TransInfo Technology
Co., Ltd., Class A 15,800 24,669
China Travel International
Investment Hong Kong, Ltd. 68,000 15,049
China Tungsten And Hightech
Materials Co., Ltd., Class A 2,450 8,053
*China Vanke Co., Ltd., Class
H 260,100 147,248
China Wafer Level CSP Co.,
Ltd., Class A 5,800 23,934
China Water Affairs Group,
Ltd. 66,000 53,329
China World Trade Center Co.,
Ltd., Class A 2,000 5,667
China XD Electric Co., Ltd.,
Class A 25,100 28,088
China Yangtze Power Co.,
Ltd., Class A 78,100 308,134
China Yongda Automobiles
Services Holdings, Ltd. 193,000 42,463
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 4,200 29,733
China Zheshang Bank Co.,
Ltd., Class H 239,700 78,027
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 2,340
Chinasoft International, Ltd. 380,000 284,553
Chongqing Brewery Co., Ltd.,
Class A 700 5,278
Chongqing Changan
Automobile Co., Ltd., Class A 35,300 61,409

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Chongqing Chuanyi
Automation Co., Ltd. 1,000 $ 3,277
*Chongqing Department Store
Co., Ltd., Class A 2,700 10,372
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 22,888 31,782
*Chongqing Fuling Zhacai
Group Co., Ltd., Class A 5,280 9,726
Chongqing Gas Group Corp.,
Ltd., Class A 3,700 3,044
Chongqing Machinery &
Electric Co., Ltd., Class H 126,000 29,992
Chongqing Port Co., Ltd. 10,900 8,310
Chongqing Rural Commercial
Bank Co., Ltd., Class H 239,000 196,497
Chongqing Zhifei Biological
Products Co., Ltd., Class A 9,500 27,464
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 8,700 29,084
Chow Tai Fook Jewellery
Group, Ltd. 356,800 698,708
Chow Tai Seng Jewellery Co.,
Ltd., Class A 21,700 42,168
#*CIFI Holdings Group Co.,
Ltd. 728,000 20,981
CIG Shanghai Co., Ltd., Class
A 1,000 14,467
CIMC Enric Holdings, Ltd. 78,000 75,268
Cisen Pharmaceutical Co.,
Ltd., Class A 200 596
CITIC Heavy Industries Co.,
Ltd., Class A 4,100 4,323
CITIC Securities Co., Ltd.,
Class H 68,500 260,702
*ClouDr Group, Ltd. 59,000 9,109
#*CMGE Technology Group,
Ltd., Class H 366,000 18,601
CMOC Group, Ltd., Class H 612,000 1,324,444
CMST Development Co., Ltd.,
Class A 15,700 13,116
CNGR Advanced Material Co.,
Ltd., Class A 2,440 15,773
CNOOC Energy Technology &
Services, Ltd., Class A 105,200 57,605
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 14,390 16,022
COFCO Biotechnology Co.,
Ltd., Class A 15,800 13,155
Comba Telecom Systems
Holdings, Ltd. 196,000 74,141
Concord New Energy Group,
Ltd. 800,000 39,628
Contemporary Amperex
Technology Co., Ltd., Class A 16,020 874,456
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 36,000 50,951
Shares Value †
CHINA — (Continued)
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 $ 14,326
CRRC Corp., Ltd., Class H 251,000 190,215
ΩCSC Financial Co., Ltd.,
Class H 74,000 125,393
CSG Holding Co., Ltd., Class
A 12,000 8,020
CSPC Pharmaceutical Group,
Ltd. 446,000 438,988
CSSC Science & Technology
Co., Ltd., Class A 4,200 7,065
CTS International Logistics
Corp., Ltd., Class A 6,400 5,544
Daan Gene Co., Ltd., Class A 4,000 3,662
Dajin Heavy Industry Co., Ltd.,
Class A 1,400 9,887
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 14,919
Dalipal Holdings, Ltd. 4,000 3,335
Daqin Railway Co., Ltd., Class
A 36,500 29,365
Dashang Co., Ltd., Class A 1,463 3,615
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 13,200 33,879
DBG Technology Co., Ltd.,
Class A 500 2,164
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 37,742
Deppon Logistics Co., Ltd.,
Class A 1,900 3,978
*Dezhan Healthcare Co., Ltd. 8,100 4,981
DHC Software Co., Ltd., Class
A 7,400 10,743
Dian Diagnostics Group Co.,
Ltd., Class A 4,800 10,972
Digital China Group Co., Ltd.,
Class A 3,600 21,750
Digital China Information
Service Group Co., Ltd., Class
A 2,000 5,321
Do-Fluoride New Materials
Co., Ltd., Class A 5,400 21,533
Dong-E-E-Jiao Co., Ltd., Class
A 3,400 22,671
Dongfang Electric Corp., Ltd.,
Class H 25,000 61,083
Dongfang Electronics Co.,
Ltd., Class A 17,600 29,406
DongFeng Automobile Co.,
Ltd., Class A 3,300 3,582
*Dongguan Aohai Technology
Co., Ltd., Class A 600 3,967
Dongguan Development
Holdings Co., Ltd., Class A 7,400 12,250
Dongguan Rural Commercial
Bank Co., Ltd., Class H 30,000 13,085
Dongguan Yutong Optical
Technology Co., Ltd. 4,700 20,345
Donghua Testing Technology
Co., Ltd. 400 3,032

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Dongxing Securities Co., Ltd.,
Class A 19,300 $ 34,333
*DPC Dash, Ltd. 5,300 60,145
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 21,000 14,753
Ω*East Buy Holding, Ltd. 28,500 80,232
East Money Information Co.,
Ltd., Class A 34,880 124,882
Ecovacs Robotics Co., Ltd.,
Class A 3,000 37,657
Edan Instruments, Inc., Class
A 2,000 3,895
Edifier Technology Co., Ltd.,
Class A 4,100 7,374
EEKA Fashion Holdings, Ltd. 27,000 27,201
Electric Connector Technology
Co., Ltd., Class A 4,100 29,002
*Enlightify, Inc. 100 11
ENN Energy Holdings, Ltd. 77,100 671,086
ENN Natural Gas Co., Ltd.,
Class A 8,100 22,200
Eoptolink Technology, Inc.,
Ltd., Class A 2,048 99,006
Era Co., Ltd., Class A 9,400 5,622
Essex Bio-technology, Ltd. 36,000 19,917
Estun Automation Co., Ltd.,
Class A 600 2,120
Eternal Asia Supply Chain
Management, Ltd., Class A 12,700 9,076
Eve Energy Co., Ltd., Class A 2,200 25,694
Ever Sunshine Services
Group, Ltd. 118,000 26,569
ΩEverbright Securities Co.,
Ltd., Class H 11,000 13,799
Explosive Co., Ltd., Class A 2,900 5,631
Fangda Carbon New Material
Co., Ltd., Class A 9,400 8,130
Fangda Special Steel
Technology Co., Ltd., Class A 25,500 21,196
FAW Jiefang Group Co., Ltd.,
Class A 2,600 2,621
FAWER Automotive Parts Co.,
Ltd., Class A 8,200 6,470
FESCO Group Co., Ltd., Class
A 8,300 22,084
Fibocom Wireless, Inc., Class
A 13,740 52,686
Financial Street Holdings Co.,
Ltd., Class A 12,800 5,427
First Capital Securities Co.,
Ltd., Class A 6,900 7,498
Focus Media Information
Technology Co., Ltd., Class A 59,600 64,853
Foryou Corp., Class A 1,000 4,445
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,140 59,608
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 2,700 3,309
Shares Value †
CHINA — (Continued)
Founder Securities Co., Ltd.,
Class A 31,800 $ 36,746
Foxconn Industrial Internet
Co., Ltd., Class A 38,200 386,170
Fujian Boss Software
Development Co., Ltd., Class
A 1,220 2,335
Fujian Star-net Communication
Co., Ltd., Class A 3,400 12,789
Fulin Precision Co., Ltd., Class
A 10,800 29,660
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 8,590
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 41,200 271,938
Gansu Shangfeng Cement
Co., Ltd., Class A 10,300 16,327
Gaona Aero Material Co., Ltd.,
Class A 460 1,070
*G-bits Network Technology
Xiamen Co., Ltd., Class A 800 53,127
GCL Energy Technology Co.,
Ltd., Class A 20,800 31,278
Geely Automobile Holdings,
Ltd. 522,000 1,235,789
GEM Co., Ltd., Class A 13,500 16,149
Gemdale Corp., Class A 15,900 8,729
#Gemdale Properties &
Investment Corp., Ltd. 932,000 20,985
*Genimous Technology Co.,
Ltd., Class A 9,400 12,037
*Genscript Biotech Corp. 64,000 132,575
Getein Biotech, Inc., Class A 100 117
GF Securities Co., Ltd., Class
H 89,200 215,420
Ω#Giant Biogene Holding Co.,
Ltd. 33,800 161,777
Giant Network Group Co., Ltd.,
Class A 11,100 54,688
Giantec Semiconductor Corp. 2,014 46,941
GigaDevice Semiconductor,
Inc., Class A 200 6,178
Ginlong Technologies Co.,
Ltd., Class A 4,700 53,076
*Glarun Technology Co., Ltd.,
Class A 5,900 23,659
GoerTek, Inc., Class A 8,200 37,821
Goldenmax International
Group, Ltd., Class A 200 462
Goldwind Science &
Technology Co., Ltd., Class H 99,600 169,157
Goneo Group Co., Ltd., Class
A 1,155 7,082
Goodbaby International
Holdings, Ltd. 93,000 14,239
*GoodWe Technologies Co.,
Ltd., Class A 698 5,962
Gotion High-tech Co., Ltd.,
Class A 1,700 10,863

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 $ 5,463
Great Wall Motor Co., Ltd. 224,500 437,030
Gree Electric Appliances, Inc.
of Zhuhai, Class A 11,200 62,508
Greentown China Holdings,
Ltd. 211,500 225,863
Greentown Service Group Co.,
Ltd. 260,000 149,533
GRG Banking Equipment Co.,
Ltd., Class A 12,891 23,258
GRG Metrology & Test Group
Co., Ltd., Class A 200 588
Grinm Advanced Materials
Co., Ltd., Class A 900 2,872
*Guangdong Advertising
Group Co., Ltd., Class A 12,400 14,799
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,859 33,784
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 22,962
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 2,800 3,931
Guangdong DFP New Material
Group Co., Ltd. 6,400 4,376
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 5,100 13,605
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 100
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 20,106
Guangdong Goworld Co., Ltd.,
Class A 10,000 18,239
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 200 309
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 3,900 7,064
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 230 1,372
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 700 2,231
*Guangdong Land Holdings,
Ltd. 23,546 803
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 15,500 25,267
Guangdong Sirio Pharma Co.,
Ltd., Class A 1,729 5,824
Guangdong South New Media
Co., Ltd., Class A 2,400 16,279
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 13,500 20,642
Shares Value †
CHINA — (Continued)
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 6,800 $ 14,445
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 5,968
Guangshen Railway Co., Ltd.,
Class H 102,000 29,922
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 8,100 36,507
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 19,448
Guangxi LiuYao Group Co.,
Ltd., Class A 3,300 8,646
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 10,100 13,869
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 24,000 57,930
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 9,132
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 13,318
Guangzhou Haoyang
Electronic Co., Ltd., Class A 400 2,436
Guangzhou KDT Machinery
Group Co., Ltd., Class A 1,800 4,142
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 5,400 22,670
*Guangzhou Restaurant Group
Co., Ltd., Class A 600 1,433
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 21,088
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 47,583
Guangzhou Wondfo Biotech
Co., Ltd., Class A 1,900 5,885
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,700 23,513
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,317
*Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 3,100 6,507
Guizhou Sanli Pharmaceutical
Co., Ltd. 1,100 1,867
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 7,200 3,862
*Guizhou Zhongyida Co., Ltd. 500 789
*Guocheng Mining Co., Ltd.,
Class A 2,100 5,349
Guomai Technologies, Inc.,
Class A 300 475
Guoquan Food Shanghai Co.,
Ltd., Class H 62,800 31,108

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Guosen Securities Co., Ltd.,
Class A 900 $ 1,774
ΩGuotai Haitong Securities
Co., Ltd., Class H 136,504 261,339
Gushengtang Holdings, Ltd. 22,600 83,047
H World Group, Ltd. 87,900 342,227
H World Group, Ltd.,
Sponsored ADR 1,012 39,063
ΩHaidilao International
Holding, Ltd. 88,000 144,927
Haier Smart Home Co., Ltd.,
Class H 271,000 880,065
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 100 594
Hainan Haide Capital
Management Co., Ltd., Class
A 2,595 2,733
Hainan Jinpan Smart
Technology Co., Ltd. 419 4,029
*Hainan Meilan International
Airport Co., Ltd., Class A 5,000 6,755
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 2,386
Haitian International Holdings,
Ltd. 74,000 202,228
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 12,707
*Hangcha Group Co., Ltd.,
Class A 13,160 53,085
Hangjin Technology Co., Ltd.,
Class A 1,100 3,328
Hangxiao Steel Structure Co.,
Ltd., Class A 6,300 2,397
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 19,300 28,778
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 4,200 49,299
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 1,106
Hangzhou First Applied
Material Co., Ltd., Class A 11,100 24,468
Hangzhou GreatStar Industrial
Co., Ltd. 5,000 21,643
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 1,220 5,584
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 1,900 9,337
Hangzhou Onechance Tech
Corp., Class A 300 1,286
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 14,300 55,515
Hangzhou Robam Appliances
Co., Ltd., Class A 8,269 22,698
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 17,000 27,363
Hangzhou Shunwang
Technology Co., Ltd., Class A 1,200 3,717
Shares Value †
CHINA — (Continued)
*Hangzhou Sunrise
Technology Co., Ltd. 2,600 $ 5,673
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 15,700 94,012
ΩHansoh Pharmaceutical
Group Co., Ltd. 74,000 339,332
Haohua Chemical Science &
Technology Co., Ltd., Class A 4,000 17,820
Ω*Harbin Bank Co., Ltd., Class
H 207,000 10,653
Harbin Boshi Automation Co.,
Ltd., Class A 5,900 13,379
Harbin Electric Co., Ltd., Class
H 92,000 151,159
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 4,800 8,741
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 1,700 812
*Harbin Pharmaceutical Group
Co., Ltd., Class A 17,900 9,198
HBIS Resources Co., Ltd.,
Class A 11,900 31,328
Health & Happiness H&H
International Holdings, Ltd. 37,000 57,603
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 13,200 31,322
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 3,362
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 9,900 39,101
Hefei Meiya Optoelectronic
Technology, Inc., Class A 15,300 43,651
Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 9,090
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 8,115
Henan Lingrui Pharmaceutical
Co., Class A 3,900 12,419
Henan Pinggao Electric Co.,
Ltd., Class A 5,700 14,133
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 5,034
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 8,657
Henan Yuguang Gold & Lead
Co., Ltd., Class A 7,400 12,707
Hengtong Optic-electric Co.,
Ltd., Class A 11,600 36,418
Hengyi Petrochemical Co.,
Ltd., Class A 34,300 32,266
#*Hesai Group, Class A, ADR 5,123 121,569
Hesteel Co., Ltd., Class A 5,000 1,762
Hexing Electrical Co., Ltd.,
Class A 5,900 27,975
Hisense Home Appliances
Group Co., Ltd., Class H 43,000 126,916

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Hisense Visual Technology
Co., Ltd., Class A 9,900 $ 34,444
Hithink RoyalFlush Information
Network Co., Ltd., Class A 1,500 76,505
HLA Group Corp., Ltd., Class
A 51,100 44,411
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 3,300 1,492
Hongrun Construction Group
Co., Ltd. 3,600 6,187
*Hopson Development
Holdings, Ltd. 178,701 72,426
Horizon Construction
Development, Ltd. 78,000 11,240
Huaan Securities Co., Ltd.,
Class A 19,800 18,432
Huada Automotive Technology
Corp., Ltd., Class A 600 3,678
Huadong Medicine Co., Ltd.,
Class A 6,800 39,699
Huafon Chemical Co., Ltd.,
Class A 24,800 31,234
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 12,300 12,331
Huafu Fashion Co., Ltd., Class
A 10,200 6,846
Huagong Tech Co., Ltd., Class
A 1,000 11,207
*Huaihe Energy Group Co.,
Ltd., Class A 35,200 18,435
Hualan Biological Engineering,
Inc., Class A 6,300 14,259
*Huaming Power Equipment
Co., Ltd., Class A 13,200 48,372
Huangshan Novel Co., Ltd. 7,500 12,057
*Huangshan Tourism
Development Co., Ltd., Class
A 2,500 3,970
Huapont Life Sciences Co.,
Ltd., Class A 16,900 11,603
ΩHuatai Securities Co., Ltd.,
Class H 102,400 257,443
*Huatu Cendes Co., Ltd. 100 943
*Huaxi Securities Co., Ltd.,
Class A 5,000 7,083
Huaxia Bank Co., Ltd., Class A 27,300 26,103
Huayu Automotive Systems
Co., Ltd., Class A 8,500 24,370
Hubei Chutian Smart
Communication Co., Ltd. 20,300 11,600
Hubei Dinglong Co., Ltd.,
Class A 2,600 12,945
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 28,679
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 8,900 31,315
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 9,000 36,102
Shares Value †
CHINA — (Continued)
Hubei Yihua Chemical Industry
Co., Ltd., Class A 2,400 $ 4,677
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 23,289
Humanwell Healthcare Group
Co., Ltd., Class A 15,300 45,413
Hunan Aihua Group Co., Ltd.,
Class A 2,300 5,567
Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 2,230
Hunan Gold Corp., Ltd., Class
A 19,110 58,331
Hunan Jiudian Pharmaceutical
Co., Ltd. 1,100 2,562
*Hunan Silver Co., Ltd., Class
A 1,700 1,535
Hunan Valin Steel Co., Ltd.,
Class A 12,500 10,127
Hunan Zhongke Electric Co.,
Ltd., Class A 3,500 12,718
Hundsun Technologies, Inc.,
Class A 900 3,975
*HUTCHMED China, Ltd. 52,000 155,621
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,312 19,260
Ω*Hygeia Healthcare Holdings
Co., Ltd. 49,000 82,463
*Hytera Communications
Corp., Ltd., Class A 6,100 9,849
*HyUnion Holding Co., Ltd.,
Class A 3,400 4,268
*IAT Automobile Technology
Co., Ltd., Class A 600 964
IEIT Systems Co., Ltd., Class
A 3,300 30,223
Iflytek Co., Ltd., Class A 5,400 42,155
IKD Co., Ltd., Class A 700 2,221
Ω*IMAX China Holding, Inc.,
Class A 10,000 10,293
Imeik Technology
Development Co., Ltd., Class
A 1,100 24,725
Industrial & Commercial Bank
of China, Ltd., Class H 1,277,000 989,107
Industrial Bank Co., Ltd., Class
A 45,400 128,954
Industrial Securities Co., Ltd.,
Class A 8,200 7,921
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 18,354
Ω*Ingdan, Inc., Class A 119,000 43,177
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 12,189
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 9,600 3,424
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 1,200 12,303

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 $ 18,456
Ω*Innovent Biologics, Inc. 42,500 475,734
Inspur Digital Enterprise
Technology, Ltd. 108,000 109,359
#*iQIYI, Inc., Sponsored ADR 65,092 150,363
IReader Technology Co., Ltd.,
Class A 100 292
*IRICO Display Devices Co.,
Ltd. 35,000 28,797
*IVD Medical Holding, Ltd. 18,000 16,188
*J&T Global Express, Ltd.,
Class A 223,800 287,086
Jade Bird Fire Co., Ltd., Class
A 2,928 4,604
Jafron Biomedical Co., Ltd.,
Class A 11,100 31,778
Jangho Group Co., Ltd., Class
A 5,200 5,658
Jason Furniture Hangzhou
Co., Ltd., Class A 4,300 18,601
JCET Group Co., Ltd., Class A 7,700 43,266
JCHX Mining Management
Co., Ltd., Class A 5,000 45,877
Ω*JD Logistics, Inc. 224,000 364,870
Jiajiayue Group Co., Ltd.,
Class A 9,000 13,584
Jiangling Motors Corp., Ltd.,
Class A 4,700 13,238
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 8,700 8,135
Jiangsu Azure Corp., Class A 9,800 26,446
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 8,190 8,107
Jiangsu Cnano Technology
Co., Ltd., Class A 4,027 32,505
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 3,594
Jiangsu Expressway Co., Ltd.,
Class H 128,000 155,796
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 229
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 1,200
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 26,980
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,900 107,183
*Jiangsu Hoperun Software
Co., Ltd., Class A 500 4,322
Jiangsu Huachang Chemical
Co., Ltd., Class A 4,700 4,131
Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,500 3,534
Shares Value †
CHINA — (Continued)
*Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 15,000 $ 10,004
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 2,100 8,506
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 1,100 2,309
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 9,600 52,325
*Jiangsu Linyang Energy Co.,
Ltd., Class A 10,600 8,692
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 3,360 18,649
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 5,600 19,798
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 19,800 27,995
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 10,500 13,711
Jiangsu Rainbow Heavy
Industries Co., Ltd. 6,300 5,935
Jiangsu Shentong Valve Co.,
Ltd. 4,200 8,203
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 5,347
Jiangsu Soho High Hope
Group Corp., Class A 21,100 8,414
Jiangsu Sopo Chemical Co.,
Class A 1,800 1,830
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 26,620 19,361
Jiangsu Tongrun Equipment
Technology Co., Ltd. 2,400 6,790
Jiangsu Xinquan Automotive
Trim Co., Ltd. 3,700 40,033
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 2,400 23,858
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 18,335
Jiangsu Yoke Technology Co.,
Ltd., Class A 400 4,346
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,300 21,753
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 14,525
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 38,792
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 13,800 5,483
Jiangxi Bank Co., Ltd., Class H 4,500 400
Jiangxi Ganyue Expressway
Co., Ltd., Class A 13,600 10,216
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 1,178

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangzhong Pharmaceutical
Co., Ltd., Class A 3,800 $ 11,407
Jiayin Group, Inc., ADR 2,257 21,329
Jiayou International Logistics
Co., Ltd., Class A 4,676 9,231
Jihua Group Corp., Ltd., Class
A 40,500 20,528
*Jilin Chemical Fibre, Class A 1,600 917
*<Jinchuan Group International
Resources Co., Ltd. 564,000 17,416
Jinduicheng Molybdenum Co.,
Ltd., Class A 18,900 39,858
Jingjin Equipment, Inc., Class
A 1,000 2,141
Jinhui Liquor Co., Ltd., Class A 1,700 4,745
Ω#*Jinxin Fertility Group, Ltd. 330,000 104,449
Jinyu Bio-Technology Co.,
Ltd., Class A 3,000 4,545
Jinzai Food Group Co., Ltd. 500 840
Jiuzhitang Co., Ltd., Class A 3,800 5,346
JL Mag Rare-Earth Co., Ltd.,
Class A 600 3,301
JNBY Design, Ltd. 45,000 104,275
ΩJoinn Laboratories China
Co., Ltd., Class H 5,700 15,724
Jointown Pharmaceutical
Group Co., Ltd., Class A 33,441 23,946
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 7,000 17,917
Joy City Property, Ltd. 12,000 911
Joyoung Co., Ltd., Class A 2,000 2,701
JS Corrugating Machinery Co.,
Ltd., Class A 2,200 3,864
ΩJS Global Lifestyle Co., Ltd. 170,500 39,048
JSTI Group, Class A 11,100 13,107
Juewei Food Co., Ltd., Class A 2,000 3,830
Kaishan Group Co., Ltd.,
Class A 2,400 5,405
Kangji Medical Holdings, Ltd. 46,500 53,965
Kanzhun, Ltd. 700 7,714
Kanzhun, Ltd., ADR 1,205 26,703
KBC Corp., Ltd., Class A 1,183 5,237
Keboda Technology Co., Ltd.,
Class A 100 1,088
Keda Industrial Group Co.,
Ltd., Class A 12,200 22,457
Keeson Technology Corp.,
Ltd., Class A 200 496
Kehua Data Co., Ltd., Class A 5,600 42,915
Kidswant Children Products
Co., Ltd., Class A 11,100 16,801
KingClean Electric Co., Ltd.,
Class A 2,400 8,627
*Kingdee International
Software Group Co., Ltd. 17,000 32,066
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 19,560
Shares Value †
CHINA — (Continued)
Kingnet Network Co., Ltd.,
Class A 20,100 $ 67,223
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 6,854
Konfoong Materials
International Co., Ltd., Class A 300 3,959
KPC Pharmaceuticals, Inc.,
Class A 4,500 8,599
ΩKuaishou Technology, Class
W 221,400 2,060,972
*Kuang-Chi Technologies Co.,
Ltd., Class A 1,700 10,875
*Kunlun Tech Co., Ltd., Class
A 2,600 16,818
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 14,460
Kweichow Moutai Co., Ltd.,
Class A 4,000 803,123
Lancy Co., Ltd., Class A 1,300 3,592
Lao Feng Xiang Co., Ltd.,
Class A 5,000 33,838
Laobaixing Pharmacy Chain
JSC, Class A 11,200 26,104
Launch Tech Co., Ltd., Class
H 15,500 17,550
LB Group Co., Ltd., Class A 19,400 50,146
Lee's Pharmaceutical
Holdings, Ltd. 2,000 491
ΩLegend Holdings Corp.,
Class H 72,600 93,783
Lenovo Group, Ltd. 1,594,000 2,329,822
*Leo Group Co., Ltd., Class A 29,300 21,968
Lepu Medical Technology
Beijing Co., Ltd., Class A 15,100 38,480
Leyard Optoelectronic Co.,
Ltd., Class A 27,600 26,661
*Li Auto, Inc., Class A 66,900 686,456
Li Ning Co., Ltd. 306,000 664,584
Lianhe Chemical Technology
Co., Ltd., Class A 5,800 9,634
Lier Chemical Co., Ltd., Class
A 2,900 5,159
*Lifetech Scientific Corp. 282,000 72,929
Lingbao Gold Group Co., Ltd.,
Class H 54,000 113,528
Lingyi iTech Guangdong Co.,
Class A 25,800 56,619
#LK Technology Holdings, Ltd. 50,000 23,738
Loncin Motor Co., Ltd., Class A 19,900 38,027
Ω#Longfor Group Holdings,
Ltd. 197,536 244,245
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 1,537
Longshine Technology Group
Co., Ltd., Class A 12,300 30,896
*Lotus Holdings Co., Ltd. 2,200 1,773
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 5,500 40,774

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 2,900 $ 3,168
Luxi Chemical Group Co., Ltd.,
Class A 29,300 55,455
Luxshare Precision Industry
Co., Ltd., Class A 21,600 191,063
Luyang Energy-Saving
Materials Co., Ltd. 5,200 8,659
Ω*Luye Pharma Group, Ltd.,
Class A 181,500 73,327
Luzhou Laojiao Co., Ltd.,
Class A 4,500 85,005
Maccura Biotechnology Co.,
Ltd., Class A 3,200 5,257
Mango Excellent Media Co.,
Ltd., Class A 17,900 73,839
ΩMaoyan Entertainment 81,516 69,641
Maxscend Microelectronics
Co., Ltd., Class A 300 3,146
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 2,100 8,321
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 40,000 31,619
ΩMeitu, Inc. 175,000 194,089
Ω*Meituan, Class W 293,710 3,854,561
Mesnac Co., Ltd., Class A 400 485
Metallurgical Corp. of China,
Ltd., Class H 213,000 64,951
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 351
MicroPort NeuroScientific
Corp. 31,301 47,724
#*Microport Scientific Corp. 37,000 57,650
Micro-Tech Nanjing Co., Ltd. 2,577 29,988
Midea Group Co., Ltd., Class A 18,000 193,085
ΩMidea Real Estate Holding,
Ltd. 43,400 26,636
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 17,535
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 15,730
MINISO Group Holding, Ltd. 75,600 400,751
*Minmetals Development Co.,
Ltd., Class A 16,300 20,941
Minth Group, Ltd. 54,000 239,284
MLS Co., Ltd., Class A 9,700 11,876
*MMG, Ltd. 540,800 480,807
Ω*Mobvista, Inc. 138,000 316,760
Moon Environment Technology
Co., Ltd., Class A 1,600 3,192
#Morimatsu International
Holdings Co., Ltd. 41,000 52,488
*MYS Group Co., Ltd., Class A 11,200 6,793
*Nanfang Zhongjin
Environment Co., Ltd., Class A 7,200 4,509
Nanhua Futures Co., Ltd. 1,000 2,923
Shares Value †
CHINA — (Continued)
NanJi E-Commerce Co., Ltd.,
Class A 7,200 $ 3,569
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 9,760
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 18,000 25,374
Nanjing Pharmaceutical Co.,
Ltd. 25,700 18,259
*Nanjing Tanker Corp., Class
A 13,000 5,969
Nantong Jianghai Capacitor
Co., Ltd., Class A 5,500 22,078
NARI Technology Co., Ltd.,
Class A 29,340 99,815
*National Silicon Industry
Group Co., Ltd., Class A 911 2,924
NAURA Technology Group
Co., Ltd., Class A 1,890 108,017
*NavInfo Co., Ltd., Class A 9,900 12,510
NBTM New Materials Group
Co., Ltd., Class A 400 1,689
NetDragon Websoft Holdings,
Ltd. 48,500 75,756
Ω*NetEase Cloud Music, Inc. 5,150 159,558
NetEase, Inc., Class H 58,700 1,638,905
NetEase, Inc., Sponsored ADR 13,016 1,823,542
Neusoft Corp., Class A 7,200 10,635
New China Life Insurance Co.,
Ltd., Class H 131,500 830,736
*New Hope Dairy Co., Ltd.,
Class A 2,400 5,870
Ω*<New Horizon Health, Ltd. 4,000 1,364
Neway Valve Suzhou Co.,
Ltd., Class A 7,200 53,073
*Newborn Town, Inc. 112,000 152,461
Newland Digital Technology
Co., Ltd., Class A 13,500 52,163
Nexteer Automotive Group,
Ltd. 149,000 129,212
*Ninestar Corp., Class A 6,100 18,577
Ningbo Boway Alloy Material
Co., Ltd. 8,900 27,329
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,100 3,199
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 12,567
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 17,137
Ningbo Joyson Electronic
Corp., Class A 15,700 70,319
Ningbo Orient Wires & Cables
Co., Ltd., Class A 4,400 38,741
Ningbo Peacebird Fashion
Co., Ltd., Class A 2,800 5,630
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 2,252 8,838
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 43,107

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Ningbo Shanshan Co., Ltd.,
Class A 22,300 $ 43,052
Ningbo Sunrise Elc
Technology Co., Ltd. 1,600 4,122
Ningbo Tuopu Group Co., Ltd.,
Class A 2,030 21,029
Ningbo Xusheng Group Co.,
Ltd., Class A 940 1,984
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 4,408
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 950
*NIO, Inc., Class A 122,840 862,956
#*Niu Technologies, Class A,
ADR 4,101 17,224
NKY Medical Holdings, Ltd.,
Class A 4,000 9,317
ΩNongfu Spring Co., Ltd.,
Class H 49,600 329,297
Norinco International
Cooperation, Ltd., Class A 11,600 18,193
North China Pharmaceutical
Co., Ltd. 7,100 5,981
North Copper Co., Ltd., Class
A 22,100 48,778
North Huajin Chemical
Industries Co., Ltd., Class A 4,600 3,281
North Industries Group Red
Arrow Co., Ltd., Class A 5,600 14,444
Northeast Pharmaceutical
Group Co., Ltd., Class A 10,100 7,870
Northeast Securities Co., Ltd.,
Class A 16,000 20,398
Northking Information
Technology Co., Ltd., Class A 1,568 4,689
NSFOCUS Technologies
Group Co., Ltd., Class A 1,900 2,212
NYOCOR Co., Ltd., Class A 10,300 8,070
*Offcn Education Technology
Co., Ltd., Class A 56,200 21,463
Offshore Oil Engineering Co.,
Ltd., Class A 24,500 18,713
*OFILM Group Co., Ltd., Class
A 20,600 35,663
OmniVision Integrated Circuits
Group, Inc. 4,500 82,586
Onewo, Inc., Class H 37,600 107,882
Oppein Home Group, Inc.,
Class A 1,800 13,521
Opple Lighting Co., Ltd., Class
A 3,900 9,528
ORG Technology Co., Ltd.,
Class A 24,400 20,624
*Orient International
Enterprise, Ltd., Class A 4,700 5,517
ΩOrient Securities Co., Ltd.,
Class H 57,200 53,430
*Oriental Energy Co., Ltd.,
Class A 10,700 12,349
*OSL Group, Ltd. 1,000 2,265
Shares Value †
CHINA — (Continued)
*Ourpalm Co., Ltd., Class A 31,000 $ 22,633
Ovctek China, Inc., Class A 3,900 9,123
*Pacific Securities Co., Ltd.
(The), Class A 20,400 12,889
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 7,280 16,089
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,000 424
PCI Technology Group Co.,
Ltd., Class A 21,400 20,612
*PDD Holdings, Inc.,
Sponsored ADR 25,597 3,452,267
Ω*Peijia Medical, Ltd. 46,000 35,511
*Pengxin International Mining
Co., Ltd., Class A 8,400 9,648
People.cn Co., Ltd., Class A 1,900 5,389
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,095,000 983,390
Perfect World Co., Ltd., Class
A 8,000 19,241
Ω#Pharmaron Beijing Co.,
Ltd., Class H 22,300 74,657
*Phenix Optical Co., Ltd.,
Class A 1,100 3,362
PICC Property & Casualty Co.,
Ltd., Class H 532,000 1,256,725
Ping An Bank Co., Ltd., Class
A 33,000 52,450
Ping An Insurance Group Co.
of China, Ltd. 345,000 2,492,441
POCO Holding Co., Ltd., Class
A 700 7,701
*Polaris Bay Group Co., Ltd.,
Class A 25,000 25,835
Poly Developments and
Holdings Group Co., Ltd.,
Class A 27,100 27,890
#Poly Property Group Co., Ltd. 229,000 54,508
Pony Testing International
Group Co., Ltd., Class A 600 698
ΩPop Mart International
Group, Ltd. 55,200 1,573,856
ΩPostal Savings Bank of
China Co., Ltd., Class H 441,000 310,939
Pou Sheng International
Holdings, Ltd., Class A 149,000 9,106
Power Construction Corp. of
China, Ltd., Class A 9,200 7,285
Precision Tsugami China
Corp., Ltd. 1,000 5,067
Pylon Technologies Co., Ltd.,
Class A 2,427 22,610
Q Technology Group Co., Ltd. 45,000 81,000
*Qi An Xin Technology Group,
Inc., Class A 6,977 38,254
Qianhe Condiment and Food
Co., Ltd., Class A 22,620 29,441
Qingdao East Steel Tower
Stock Co., Ltd., Class A 12,400 30,729

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 $ 216
Qingdao Gaoce Technology
Co., Ltd., Class A 5,999 9,644
Qingdao Gon Technology Co.,
Ltd., Class A 2,600 18,727
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 12,645
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 8,740
ΩQingdao Port International
Co., Ltd., Class H 40,000 36,541
Qingdao Rural Commercial
Bank Corp., Class A 29,300 13,247
Qingdao Sentury Tire Co.,
Ltd., Class A 8,900 24,292
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 11,421
*Qinghai Salt Lake Industry
Co., Ltd., Class A 15,100 52,579
Queclink Wireless Solutions
Co., Ltd., Class A 300 511
Quectel Wireless Solutions
Co., Ltd., Class A 2,800 37,277
*Radiance Holdings Group
Co., Ltd. 36,000 10,931
Rainbow Digital Commercial
Co., Ltd., Class A 7,700 5,838
Raytron Technology Co., Ltd.,
Class A 440 5,131
Renhe Pharmacy Co., Ltd.,
Class A 4,300 3,749
Richinfo Technology Co., Ltd.,
Class A 500 1,881
*Risen Energy Co., Ltd., Class
A 3,000 4,536
Riyue Heavy Industry Co.,
Ltd., Class A 1,000 2,042
Rizhao Port Co., Ltd., Class A 3,800 1,697
Rockchip Electronics Co., Ltd.,
Class A 500 12,738
Rongsheng Petrochemical
Co., Ltd., Class A 9,400 13,449
*Roshow Technology Co., Ltd.,
Class A 5,700 7,099
Ruida Futures Co., Ltd., Class
A 7,800 25,835
Sai Micro Electronics, Inc.,
Class A 1,000 3,439
Sanan Optoelectronics Co.,
Ltd., Class A 2,600 5,063
Sangfor Technologies, Inc.,
Class A 300 5,518
Sanjiang Shopping Club Co.,
Ltd., Class A 2,200 4,275
Sanquan Food Co., Ltd., Class
A 5,200 8,148
Sany Heavy Equipment
International Holdings Co., Ltd. 153,000 144,295
Shares Value †
CHINA — (Continued)
Sany Heavy Industry Co., Ltd.,
Class A 15,200 $ 47,250
Satellite Chemical Co., Ltd.,
Class A 11,900 29,924
SDIC Capital Co., Ltd., Class A 12,200 13,429
Sealand Securities Co., Ltd.,
Class A 20,400 13,090
*Seazen Group, Ltd., Class A 396,000 111,582
*Seazen Holdings Co., Ltd.,
Class A 4,900 9,749
Seres Group Co., Ltd., Class A 5,100 111,126
SF Holding Co., Ltd., Class A 17,900 101,359
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 24,425
Shandong Bohui Paper
Industrial Co., Ltd., Class A 14,400 10,089
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 4,300 10,469
ΩShandong Gold Mining Co.,
Ltd., Class H 92,500 389,176
Shandong Haihua Co., Ltd.,
Class A 5,900 4,614
Shandong Head Group Co.,
Ltd., Class A 2,000 3,656
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,400 41,354
Shandong Hi-speed Co., Ltd.,
Class A 2,600 3,406
*Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 5,900 5,061
Shandong Humon Smelting
Co., Ltd., Class A 7,700 14,303
Shandong Jinjing Science &
Technology Co., Ltd., Class A 10,200 7,519
Shandong Lukang Pharma 6,700 9,426
Shandong Pharmaceutical
Glass Co., Ltd., Class A 4,800 14,085
Shandong Publishing & Media
Co., Ltd., Class A 4,500 5,282
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 4,400 45,771
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 284,000 198,415
Shandong WIT Dyne Health
Co., Ltd., Class A 2,800 13,433
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 4,000 3,577
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 17,300 38,330
*Shanghai AtHub Co., Ltd.,
Class A 8,517 39,666
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 6,700 23,687

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Baolong Automotive
Corp., Class A 1,000 $ 5,285
*Shanghai Baosteel Packaging
Co., Ltd., Class A 48,700 37,744
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,181 22,701
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 3,000 33,079
Shanghai Construction Group
Co., Ltd., Class A 130,900 51,829
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 338 362
*Shanghai Electric Group Co.,
Ltd., Class H 290,000 169,026
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 200 274
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 21,500 65,893
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 14,000 76,231
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 4,648
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,120 4,282
Shanghai Gentech Co., Ltd. 238 1,098
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 3,900 13,394
Ω*Shanghai Henlius Biotech,
Inc., Class H 10,200 91,669
Shanghai Huace Navigation
Technology, Ltd., Class A 7,420 33,421
Shanghai Huayi Group Co.,
Ltd., Class A 24,900 27,794
Shanghai Industrial Urban
Development Group, Ltd. 6,000 262
Shanghai INT Medical
Instruments Co., Ltd., Class H 3,000 12,089
Shanghai Jahwa United Co.,
Ltd., Class A 2,300 8,099
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 3,000 4,768
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 8,781
Shanghai Lingang Holdings
Corp., Ltd., Class A 24,800 39,347
*Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 900 1,082
Shanghai M&G Stationery,
Inc., Class A 3,700 14,541
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 3,400 12,937
Shares Value †
CHINA — (Continued)
Shanghai Medicilon, Inc.,
Class A 400 $ 3,954
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 202 2,890
*Shanghai Milkground Food
Tech Co., Ltd., Class A 100 359
Shanghai Moons' Electric Co.,
Ltd., Class A 100 1,030
*Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 114,900 173,114
Shanghai Pret Composites
Co., Ltd., Class A 8,000 15,108
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 78,000 125,834
Shanghai Putailai New Energy
Technology Group Co., Ltd. 2,700 11,081
*Shanghai RAAS Blood
Products Co., Ltd., Class A 36,700 34,730
Shanghai Runda Medical
Technology Co., Ltd., Class A 1,900 4,500
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 31,498
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 2,700 2,339
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 18,400 26,920
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 5,587
Shanghai Stonehill Technology
Co., Ltd., Class A 16,300 18,103
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 417
Shanghai Tunnel Engineering
Co., Ltd., Class A 15,200 14,085
Shanghai Vital Microtech Co.,
Ltd. 11,600 30,310
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 6,759
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 8,741
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 15,300 11,944
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 34,364
*Shanghai Zhenhua Heavy
Industries Co., Ltd. 10,500 6,973
Shanghai Zhonggu Logistics
Co., Ltd., Class A 14,700 22,827
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 13,000 14,420
Shanjin International Gold Co.,
Ltd., Class A 8,300 25,277

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shannon Semiconductor
Technology Co., Ltd. 5,300 $ 98,614
Shantui Construction
Machinery Co., Ltd., Class A 16,700 27,129
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 35,400 17,545
Shanxi Hi-speed Group Co.,
Ltd. 8,600 6,255
Shanxi Securities Co., Ltd.,
Class A 8,800 7,908
Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 355
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 3,600 96,290
Sharetronic Data Technology
Co., Ltd. 3,080 70,316
Shede Spirits Co., Ltd., Class
A 4,100 35,743
Shengda Resources Co., Ltd.,
Class A 7,900 25,966
Shenghe Resources Holding
Co., Ltd., Class A 3,000 9,789
Shengyi Electronics Co., Ltd.,
Class A 3,191 48,746
Shengyi Technology Co., Ltd.,
Class A 7,400 66,808
Shenma Industry Co., Ltd. 4,700 6,553
ΩShenwan Hongyuan Group
Co., Ltd., Class H 232,000 102,087
*Shenyang Jinbei Automotive
Co., Ltd., Class A 3,000 1,959
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 380 4,280
Shenzhen Airport Co., Ltd.,
Class A 8,400 8,515
Shenzhen Aisidi Co., Ltd.,
Class A 16,300 28,356
Shenzhen Capchem
Technology Co., Ltd., Class A 5,700 42,496
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 3,920
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 6,139
Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,653
Shenzhen Desay Battery
Technology Co., Class A 2,470 9,745
Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 8,389
Shenzhen Envicool
Technology Co., Ltd., Class A 1,274 12,532
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,400 23,482
Shenzhen Expressway Corp.,
Ltd., Class H 54,000 50,441
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 5,701
Shares Value †
CHINA — (Continued)
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 18,300 $ 10,792
Shenzhen FRD Science &
Technology Co., Ltd., Class A 400 1,768
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 9,100 9,199
Shenzhen Gas Corp., Ltd.,
Class A 31,200 29,438
Shenzhen Gongjin Electronics
Co., Ltd., Class A 2,600 4,359
Shenzhen Goodix Technology
Co., Ltd., Class A 400 4,614
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 1,600 11,529
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 14,000 9,691
*Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 19,864
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 43,250
Shenzhen International
Holdings, Ltd. 263,608 273,030
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 117
#*Shenzhen Investment, Ltd. 342,000 36,962
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 821
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 1,787
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 16,865
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 500 1,208
Shenzhen Kedali Industry Co.,
Ltd., Class A 2,100 53,088
Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 7,400 17,466
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 1,600 3,689
Shenzhen Kinwong Electronic
Co., Ltd., Class A 2,600 26,503
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 15,097
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 3,000 4,701
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 8,044
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,600 27,828
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 2,496
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 4,300 129,829

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen MTC Co., Ltd.,
Class A 47,700 $ 41,189
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 5,500 47,106
Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 11,100 4,847
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 22,400 7,485
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 103,500 27,166
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 9,207
Shenzhen SC New Energy
Technology Corp., Class A 4,300 57,060
Shenzhen SED Industry Co.,
Ltd., Class A 2,600 7,564
Shenzhen SEG Co., Ltd.,
Class A 200 278
Shenzhen Senior Technology
Material Co., Ltd., Class A 5,000 10,004
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 16,086
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,004
Shenzhen Sunway
Communication Co., Ltd.,
Class A 5,200 26,116
Shenzhen Tagen Group Co.,
Ltd., Class A 8,300 4,417
Shenzhen Topband Co., Ltd.,
Class A 12,100 23,428
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 103,197
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 25,660
*Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,729
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,900 33,232
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 200 571
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,400 24,523
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 47,400 36,670
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 7,764
Shinva Medical Instrument
Co., Ltd., Class A 2,940 6,419
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 1,746
Shui On Land, Ltd. 313,500 28,639
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 6,732
Shares Value †
CHINA — (Continued)
Sichuan Changhong Electric
Co., Ltd., Class A 500 $ 715
Sichuan Chengfei Integration
Technology Corp., Class A 600 3,567
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,500 27,901
Sichuan Development Lomon
Co., Ltd., Class A 21,100 33,032
Sichuan Expressway Co., Ltd.,
Class H 68,000 44,708
*Sichuan Haite High-tech Co.,
Ltd., Class A 200 353
*Sichuan Hongda Co., Ltd.,
Class A 800 1,227
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 400 1,083
*Sichuan Lutianhua Co., Ltd.,
Class A 600 361
Sichuan New Energy Power
Co., Ltd., Class A 18,300 31,578
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 37,083
Sichuan Swellfun Co., Ltd.,
Class A 4,400 26,126
Sichuan Teway Food Group
Co., Ltd., Class A 13,200 22,129
Sichuan Yahua Industrial
Group Co., Ltd., Class A 6,000 17,110
ΩSimcere Pharmaceutical
Group, Ltd. 80,000 127,223
Sineng Electric Co., Ltd., Class
A 1,420 6,424
Sinocare, Inc., Class A 8,700 23,148
Sinofert Holdings, Ltd. 164,000 32,073
Sinolink Securities Co., Ltd.,
Class A 16,100 22,334
Sinoma International
Engineering Co., Class A 15,700 20,986
Sinoma Science & Technology
Co., Ltd., Class A 2,600 12,649
Sinomach Automobile Co.,
Ltd., Class A 7,200 6,298
Sinomine Resource Group
Co., Ltd., Class A 2,200 17,375
Sinopec Engineering Group
Co., Ltd., Class H 235,000 221,327
*Sinopec Oilfield Equipment
Corp., Class A 12,600 12,826
*Sinopec Oilfield Service
Corp., Class H 434,000 42,997
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 216,000 36,962
Sinopharm Group Co., Ltd.,
Class H 245,600 612,088
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 5,280
Sinoseal Holding Co., Ltd.,
Class A 1,200 5,863
Sinosoft Co., Ltd., Class A 7,760 23,109

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Sinosteel Engineering &
Technology Co., Ltd., Class A 5,900 $ 5,302
Sinosteel New Materials Co.,
Ltd., Class A 2,200 3,382
Sinotrans, Ltd., Class H 240,000 162,734
*Sinotruk Jinan Truck Co.,
Ltd., Class A 9,800 24,960
*Skshu Paint Co., Ltd., Class A 5,152 31,908
Skyworth Digital Co., Ltd.,
Class A 4,600 8,784
*Skyworth Group, Ltd. 68,000 34,472
Songcheng Performance
Development Co., Ltd., Class
A 1,700 1,917
Sonoscape Medical Corp.,
Class A 1,000 4,030
SooChow Securities Co., Ltd.,
Class A 9,400 12,670
Sound Group, Inc., ADR 26 393
Southern Publishing & Media
Co., Ltd. 3,500 6,949
Southwest Securities Co., Ltd.,
Class A 16,800 11,181
SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 15,500 29,075
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 12,100 12,215
StarPower Semiconductor,
Ltd., Class A 560 8,223
State Grid Information &
Communication Co., Ltd.,
Class A 11,400 29,483
State Grid Yingda Co., Ltd.,
Class A 25,100 22,731
STO Express Co., Ltd., Class
A 21,100 45,949
Sumavision Technologies Co.,
Ltd., Class A 400 317
Sumec Corp., Ltd., Class A 20,100 31,890
Sun Art Retail Group, Ltd. 227,000 55,201
Sun King Technology Group,
Ltd. 78,000 20,272
Sunflower Pharmaceutical
Group Co., Ltd., Class A 5,400 11,070
Sungrow Power Supply Co.,
Ltd., Class A 9,600 255,829
*Suning Universal Co., Ltd.,
Class A 14,900 5,335
Sunny Optical Technology
Group Co., Ltd. 64,000 619,233
Sunresin New Materials Co.,
Ltd., Class A 1,350 10,529
Sunrise Group Co., Ltd., Class
A 13,900 11,280
*Sunshine Lake Pharma Co.,
Ltd., Class H 3,532 20,813
Suntak Technology Co., Ltd.,
Class A 7,900 15,795
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 13,023
Shares Value †
CHINA — (Continued)
Sunwoda Electronic Co., Ltd.,
Class A 5,800 $ 29,194
Suofeiya Home Collection Co.,
Ltd., Class A 2,000 3,653
SUPCON Technology Co.,
Ltd., Class A 3,472 25,505
Suzhou Anjie Technology Co.,
Ltd., Class A 5,600 10,945
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 92,330
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 7,781
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,438
Suzhou Maxwell Technologies
Co., Ltd., Class A 2,300 33,998
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 12,300 10,258
Suzhou Secote Precision
Electronic Co., Ltd., Class A 700 4,711
Suzhou Sushi Testing Group
Co., Ltd., Class A 2,900 6,380
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 1,568 34,787
*SYoung Group Co., Ltd.,
Class A 2,300 6,598
Taiji Computer Corp., Ltd.,
Class A 2,200 8,303
TangShan Port Group Co.,
Ltd., Class A 17,700 9,866
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 12,000 9,604
*Tanwan, Inc. 2,400 4,573
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 11,931
TCL Electronics Holdings, Ltd. 166,000 197,136
Telling Telecommunication
Holding Co., Ltd., Class A 17,700 25,075
Tencent Holdings, Ltd. 235,400 19,050,796
Tencent Music Entertainment
Group 2,100 23,466
Tencent Music Entertainment
Group, ADR 58,520 1,306,166
Tenfu Cayman Holdings Co.,
Ltd. 1,000 381
Three Squirrels, Inc., Class A 1,000 3,308
Three's Co. Media Group Co.,
Ltd., Class A 1,435 5,815
Thunder Software Technology
Co., Ltd., Class A 800 7,723
Tian An China Investment Co.,
Ltd. 19,000 11,099
Tian Lun Gas Holdings, Ltd. 2,000 834
Tiande Chemical Holdings,
Ltd. 4,000 721
Tiangong International Co.,
Ltd. 96,000 36,438

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 2,100 $ 5,926
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 6,500 3,486
Tianjin Port Co., Ltd., Class A 21,700 14,655
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 3,328
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 43,200 25,778
*Tianma Microelectronics Co.,
Ltd., Class A 27,100 36,946
Tianqi Lithium Corp. 21,200 130,110
Tianrun Industry Technology
Co., Ltd., Class A 4,900 4,382
Tianshan Aluminum Group
Co., Ltd., Class A 21,200 39,797
Tianshui Huatian Technology
Co., Ltd., Class A 12,700 21,505
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 100 359
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,570 36,311
Time Interconnect Technology,
Ltd. 52,000 104,707
Tinergy Chemical Co., Ltd.,
Class A 23,800 18,646
Tingyi Cayman Islands Holding
Corp. 152,000 208,476
Titan Wind Energy Suzhou
Co., Ltd., Class A 5,900 6,345
Tofflon Science & Technology
Group Co., Ltd., Class A 10,400 24,765
Toly Bread Co., Ltd., Class A 9,940 7,606
Tomson Group, Ltd. 40,357 14,020
Tongcheng Travel Holdings,
Ltd. 179,200 493,410
Tongguan Gold Group, Ltd. 160,000 55,789
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 8,100 10,270
Tongkun Group Co., Ltd.,
Class A 7,800 15,573
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 20,400 31,106
Tongling Nonferrous Metals
Group Co., Ltd., Class A 71,100 52,809
*Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 7,654
Topchoice Medical Corp.,
Class A 4,580 27,941
Topsec Technologies Group,
Inc., Class A 5,900 8,632
ΩTopsports International
Holdings, Ltd. 454,000 179,913
Towngas Smart Energy Co.,
Ltd. 107,852 54,119
Shares Value †
CHINA — (Continued)
*TPV Technology Co., Ltd.,
Class A 51,100 $ 18,654
TravelSky Technology, Ltd.,
Class H 51,000 67,193
Trip.com Group, Ltd. 21,750 1,520,950
Trip.com Group, Ltd.,
Sponsored ADR 5,650 399,173
Truking Technology, Ltd.,
Class A 1,100 1,730
*Tsinghua Tongfang Co., Ltd.,
Class A 2,700 3,306
Tsingtao Brewery Co., Ltd.,
Class H 58,000 391,781
TSP Wind Power Group Co.,
Ltd. 8,700 10,359
Ω*Tuhu Car, Inc. 21,700 49,363
*Ucloudlink Group, Inc., ADR 276 610
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 16,067
Unilumin Group Co., Ltd.,
Class A 5,300 5,492
Uni-President China Holdings,
Ltd. 95,000 102,796
Unisplendour Corp., Ltd.,
Class A 13,700 52,090
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 8,100 27,397
*UTour Group Co., Ltd., Class
A 500 492
Valiant Co., Ltd., Class A 3,200 6,295
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 400 1,169
Vatti Corp., Ltd., Class A 2,400 2,153
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 6,400 22,159
Venustech Group, Inc., Class
A 2,000 4,397
Viomi Technology Co., Ltd.,
ADR 270 845
Vipshop Holdings, Ltd.,
Sponsored ADR 48,107 841,391
Ω*Viva Biotech Holdings 80,500 25,272
*Walvax Biotechnology Co.,
Ltd., Class A 13,300 22,838
*Wanda Film Holding Co., Ltd.,
Class A 15,300 23,716
Wangneng Environment Co.,
Ltd., Class A 4,900 11,758
Wangsu Science &
Technology Co., Ltd., Class A 6,600 10,722
Wanguo Gold Group, Ltd. 26,000 102,766
Wanhua Chemical Group Co.,
Ltd., Class A 5,200 45,727
Want Want China Holdings,
Ltd. 366,000 236,396
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 22,202

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Warom Technology, Inc. Co. 1,100 $ 3,019
Wasion Holdings, Ltd. 72,000 115,797
Weichai Power Co., Ltd., Class
H 247,000 510,068
Weifu High-Technology Group
Co., Ltd., Class A 2,400 7,228
Weihai Guangwei Composites
Co., Ltd., Class A 5,880 23,768
Ω*Weimob, Inc. 207,000 60,458
Wellhope Foods Co., Ltd.,
Class A 900 969
Wenzhou Yihua Connector
Co., Ltd., Class A 300 1,975
Western Mining Co., Ltd.,
Class A 13,100 44,088
Western Region Gold Co.,
Ltd., Class A 7,700 29,731
Western Securities Co., Ltd.,
Class A 22,400 27,016
Western Superconducting
Technologies Co., Ltd., Class
A 4,656 51,121
Willfar Information Technology
Co., Ltd. 5,296 27,431
Winall Hi-Tech Seed Co., Ltd.,
Class A 3,500 4,349
Windey Energy Technology
Group Co., Ltd., Class A 260 667
*Wingtech Technology Co.,
Ltd., Class A 5,700 36,014
Winner Medical Co., Ltd.,
Class A 900 5,219
Winning Health Technology
Group Co., Ltd., Class A 16,600 20,650
Wolong Electric Group Co.,
Ltd., Class A 10,440 70,697
*World Union Group, Inc.,
Class A 14,900 4,854
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 20,616
Wuhan DR Laser Technology
Corp., Ltd., Class A 1,600 15,119
Wuhan East Lake High
Technology Group Co., Ltd. 5,400 7,445
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 701
*Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 20,268
Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 1,055
Wuhu Token Science Co.,
Ltd., Class A 10,300 8,981
Wuliangye Yibin Co., Ltd.,
Class A 12,500 208,835
WUS Printed Circuit Kunshan
Co., Ltd., Class A 3,800 37,860
ΩWuXi AppTec Co., Ltd.,
Class H 34,000 475,078
Wuxi Autowell Technology
Co., Ltd., Class A 3,674 22,568
Shares Value †
CHINA — (Continued)
Ω*Wuxi Biologics Cayman,
Inc., Class A 269,500 $ 1,255,230
Wuxi Boton Technology Co.,
Ltd., Class A 900 2,943
*Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 4,500 9,768
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 123,269
Wuxi NCE Power Co., Ltd.,
Class A 560 2,952
*Wuxi Rural Commercial Bank
Co., Ltd. 11,100 9,460
Wuxi Taiji Industry, Ltd. Co.,
Class A 12,400 15,095
*WuXi XDC Cayman, Inc. 2,000 19,325
XCMG Construction Machinery
Co., Ltd., Class A 35,800 53,482
XD, Inc. 15,000 130,176
XGD, Inc., Class A 1,400 5,451
*Xiamen Bank Co., Ltd., Class
A 15,200 15,046
Xiamen C & D, Inc., Class A 12,000 17,169
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 3,800 3,713
Xiamen Faratronic Co., Ltd.,
Class A 800 13,510
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 6,000 26,351
Xiamen Intretech, Inc., Class A 1,200 3,334
Xiamen ITG Group Corp., Ltd.,
Class A 44,200 40,214
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 2,877
Xiamen Kingdomway Group
Co., Class A 2,800 7,937
Xiamen Tungsten Co., Ltd.,
Class A 12,200 61,152
*Xiamen Xiangyu Co., Ltd.,
Class A 52,900 61,722
Xi'An Shaangu Power Co.,
Ltd., Class A 10,700 13,070
Xi'an Triangle Defense Co.,
Ltd., Class A 300 1,081
Xiandai Investment Co., Ltd.,
Class A 9,300 5,536
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 9,600 20,528
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 3,800 7,886
Ω*Xiaomi Corp., Class W 534,400 2,970,340
*Xilinmen Furniture Co., Ltd.,
Class A 2,100 5,042
Xinfengming Group Co., Ltd.,
Class A 14,500 32,350
Xingfa Aluminium Holdings,
Ltd., Class A 1,000 993

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Xinhuanet Co., Ltd., Class A 1,300 $ 3,654
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 266
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 8,600 10,964
Xinjiang Zhongtai Chemical
Co., Ltd., Class A 9,300 6,137
Xinxiang Chemical Fiber Co.,
Ltd., Class A 9,100 5,583
Xinyi Energy Holdings, Ltd. 423,979 69,279
Xinzhi Group Co., Ltd., Class A 300 1,203
Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 22,424
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 2,249
#*XPeng, Inc., ADR 50 1,175
*XPeng, Inc., Class A 64,600 724,778
#Xtep International Holdings,
Ltd. 263,942 191,193
Xuji Electric Co., Ltd., Class A 5,600 20,789
ΩYadea Group Holdings, Ltd. 143,391 224,158
Yangling Metron New Material,
Inc., Class A 1,400 3,275
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 3,500 16,131
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 1,100 10,777
*Yankershop Food Co., Ltd.,
Class A 1,140 11,742
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 1,200 3,622
Yantai China Pet Foods Co.,
Ltd., Class A 3,200 25,700
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 3,505
*Yantai Eddie Precision
Machinery Co., Ltd., Class A 3,600 9,457
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 11,400 80,031
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 2,437
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 4,228
*Yeahka, Ltd., Class A 36,800 41,051
Yealink Network Technology
Corp., Ltd., Class A 8,100 40,942
YGSOFT, Inc., Class A 4,640 4,235
Yibin Tianyuan Group Co.,
Ltd., Class A 7,500 6,129
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 9,431
Yifeng Pharmacy Chain Co.,
Ltd., Class A 10,544 36,152
#Yihai International Holding,
Ltd. 87,000 133,429
Shares Value †
CHINA — (Continued)
Yixintang Pharmaceutical
Group Co., Ltd., Class A 5,600 $ 10,544
Yizumi Holdings Co., Ltd.,
Class A 400 1,420
Yonfer Agricultural Technology
Co., Ltd., Class A 19,400 40,504
*Yonghui Superstores Co.,
Ltd., Class A 19,900 13,048
YongXing Special Materials
Technology Co., Ltd., Class A 300 2,071
*Yonyou Network Technology
Co., Ltd., Class A 1,300 2,847
Yotrio Group Co., Ltd., Class A 2,100 1,138
*Youdao, Inc., ADR 3,652 38,309
*Youngor Fashion Co., Ltd.,
Class A 9,300 9,793
Youngy Co., Ltd., Class A 800 5,334
*Youzu Interactive Co., Ltd.,
Class A 2,900 5,248
YTO Express Group Co., Ltd.,
Class A 20,600 49,517
Yuexiu Property Co., Ltd. 190,000 109,519
Yuexiu Transport
Infrastructure, Ltd. 80,000 43,746
YUNDA Holding Group Co.,
Ltd., Class A 23,300 23,816
Yunnan Baiyao Group Co.,
Ltd., Class A 6,000 47,732
Yunnan Copper Co., Ltd.,
Class A 23,500 59,523
*Yunnan Energy New Material
Co., Ltd., Class A 1,100 7,494
Yunnan Tin Co., Ltd., Class A 18,000 59,872
Yusys Technologies Co., Ltd.,
Class A 200 673
Yutong Bus Co., Ltd., Class A 14,700 66,728
*Zai Lab, Ltd. 87,200 225,511
#*Zai Lab, Ltd., Sponsored
ADR 180 4,703
Zangge Mining Co., Ltd., Class
A 6,400 52,891
ZBOM Home Collection Co.,
Ltd., Class A 700 914
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 3,000 75,031
Zhaojin Mining Industry Co.,
Ltd., Class H 80,500 300,987
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 330 568
Zhefu Holding Group Co., Ltd.,
Class A 14,100 8,137
*Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 51,312
Zhejiang Cfmoto Power Co.,
Ltd., Class A 100 3,594
Zhejiang China Commodities
City Group Co., Ltd., Class A 19,100 49,424
Zhejiang Chint Electrics Co.,
Ltd., Class A 13,000 52,367

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Communications
Technology Co., Ltd., Class A 38,040 $ 22,325
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 9,500 6,242
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 11,574
Zhejiang Dahua Technology
Co., Ltd., Class A 14,700 42,208
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 5,900 11,258
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 16,415
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 4,000 7,745
Zhejiang Expressway Co.,
Ltd., Class H 178,600 174,183
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 4,066
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 1,400 1,867
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 28,200 31,002
Zhejiang Hailiang Co., Ltd.,
Class A 21,200 34,261
Zhejiang Hailide New Material
Co., Ltd., Class A 6,400 5,248
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 7,633
Zhejiang Hangmin Co., Ltd.,
Class A 6,700 6,726
Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 242
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 6,000 9,444
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 10,460
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 7,900 21,274
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 900 2,213
Zhejiang International Group
Co., Ltd. 7,700 11,968
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 20,000 23,953
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 5,906
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 5,700 31,212
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,453
Shares Value †
CHINA — (Continued)
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 $ 18,252
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 3,300 8,122
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 14,637
Zhejiang Medicine Co., Ltd.,
Class A 6,900 14,106
Zhejiang Meida Industrial Co.,
Ltd., Class A 4,000 4,184
*Zhejiang Narada Power
Source Co., Ltd., Class A 3,100 8,218
Zhejiang NHU Co., Ltd., Class
A 12,400 42,307
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 1,600 3,606
Zhejiang Runtu Co., Ltd.,
Class A 9,800 10,072
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,300 16,124
Zhejiang Semir Garment Co.,
Ltd., Class A 20,400 15,496
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 6,500 5,001
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 261
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,900 5,186
Zhejiang Supor Co., Ltd.,
Class A 3,700 24,780
Zhejiang Taihua New Material
Group Co., Ltd., Class A 5,600 6,951
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 200 736
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 10,747
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 5,192
Zhejiang Wanma Co., Ltd.,
Class A 4,900 12,349
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 10,600 32,207
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 13,800 21,081
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 14,900 21,611
*Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 1,900 9,059
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 6,400 8,510
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 1,981

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Xinao Textiles, Inc. 3,400 $ 3,819
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 2,773
Zhejiang Yinlun Machinery
Co., Ltd., Class A 2,800 15,006
Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 7,932
Zhende Medical Co., Ltd.,
Class A 100 1,334
Zheshang Development Group
Co., Ltd. 5,900 5,061
Zheshang Securities Co., Ltd.,
Class A 18,500 30,183
Zhewen Interactive Group Co.,
Ltd., Class A 2,200 2,694
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 148,400 319,628
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 3,100 3,082
Zhongji Innolight Co., Ltd.,
Class A 17,780 1,180,823
Zhongjin Gold Corp., Ltd.,
Class A 19,000 59,143
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 400 1,177
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 8,500 14,620
#Zhongsheng Group Holdings,
Ltd. 175,000 276,498
Zhongtai Securities Co., Ltd.,
Class A 28,000 27,441
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
Ω#Zhongyuan Bank Co., Ltd.,
Class H 230,000 9,174
ΩZhou Hei Ya International
Holdings Co., Ltd. 109,500 25,641
Zhuhai Huafa Properties Co.,
Ltd., Class A 27,300 18,859
Zhuzhou CRRC Times Electric
Co., Ltd. 54,500 277,822
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 4,809
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 24,822
*Zhuzhou Smelter Group Co.,
Ltd., Class A 7,600 16,668
Zhuzhou Times New Material
Technology Co., Ltd., Class A 7,500 15,374
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 21,000 14,182
ZJAMP Group Co., Ltd., Class
A 5,800 7,712
Ω#ZJLD Group, Inc. 7,600 8,527
ZJMI Environmental Energy
Co., Ltd., Class A 500 993
ZMJ Group Co., Ltd., Class H 28,800 79,594
Shares Value †
CHINA — (Continued)
*Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 144,400 $ 139,343
#ZTE Corp., Class H 63,200 267,528
ZTO Express Cayman, Inc. 27,400 502,720
ZTO Express Cayman, Inc.,
Sponsored ADR 450 8,366
TOTAL CHINA 142,245,242
COLOMBIA — (0.1%)
Almacenes Exito SA 38,581 36,976
Celsia SA 26,302 33,315
Grupo Cibest SA 8,966 145,152
Grupo Cibest SA, ADR 3,963 230,013
Grupo Energia Bogota SA ESP 55,081 44,943
Interconexion Electrica SA
ESP 15,097 97,763
Mineros SA, Class A 12,487 43,989
Organizacion Terpel SA 3,086 13,157
Promigas SA ESP 22,425 37,350
TOTAL COLOMBIA 682,658
CZECHIA — (0.1%)
Komercni Banka A/S 3,482 178,509
ΩMoneta Money Bank A/S 18,642 158,076
TOTAL CZECHIA 336,585
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 41,675 88,976
TOTAL EGYPT 88,976
FRANCE — (0.0%)
Carrefour SA 7,720 122,312
TOTAL FRANCE 122,312
GREECE — (0.5%)
*Aktor SA Holding Company
Technical And Energy Projects 1,493 14,492
Alpha Bank SA 112,087 439,861
Athens International Airport SA 2,598 30,046
Athens Water Supply &
Sewage Co. SA 116 929
Autohellas Tourist and Trading
SA 2,551 32,623
Avax SA 1,184 3,280
Bank of Greece 2,449 41,976
Ellaktor SA 1,366 2,456
ElvalHalcor SA 11,158 41,211
Eurobank Ergasias Services
and Holdings SA 68,411 257,489
Fourlis Holdings SA 2,672 12,660
GEK TERNA SA 2,632 70,418
Hellenic Exchanges - Athens
Stock Exchange SA 5,511 39,691
Hellenic Telecommunications
Organization SA 6,089 114,626
HELLENiQ ENERGY Holdings
S.A. 10,590 93,384
Ideal Holdings SA 1,812 12,298
JUMBO SA 10,097 320,950
Kri-Kri Milk Industry SA 622 14,143

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
GREECE — (Continued)
*LAMDA Development SA,
Class A 3,247 $ 27,733
Motor Oil Hellas Corinth
Refineries SA 8,333 250,259
National Bank of Greece SA 21,788 320,508
OPAP SA 10,640 220,439
Optima bank SA 770 7,145
Piraeus Port Authority SA 762 37,819
Quest Holdings SA 3,744 30,465
Sarantis SA 1,971 28,710
Thrace Plastics Holding and
Co., Class A 88 396
TOTAL GREECE 2,466,007
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 142,000 20,828
TOTAL HONG KONG 20,828
HUNGARY — (0.2%)
*4iG Nyrt, Class A 334 3,991
ANY Security Printing Co. 52 1,083
Magyar Telekom
Telecommunications PLC 32,067 168,346
OTP Bank Nyrt 7,034 671,765
*Richter Gedeon Nyrt 4,518 139,434
TOTAL HUNGARY 984,619
INDIA — (15.5%)
360 ONE WAM, Ltd. 19,038 231,768
3M India, Ltd. 270 89,907
Aarti Industries, Ltd. 8,573 36,693
ABB India, Ltd. 2,540 149,359
Accelya Solutions India, Ltd. 69 1,080
Action Construction
Equipment, Ltd. 5,622 69,721
*Adani Green Energy, Ltd. 5,790 74,355
Adani Total Gas, Ltd. 9,613 68,396
ADF Foods, Ltd. 180 445
*Aditya Birla Fashion and
Retail, Ltd. 21,820 20,067
*Aditya Birla Lifestyle Brands,
Ltd. 21,820 32,839
Advanced Enzyme
Technologies, Ltd. 3,979 13,808
*Advent Hotels International
Pvt, Ltd. 1,121 3,949
Aegis Logistics, Ltd. 12,586 106,356
*Affle 3i, Ltd. 2,125 46,214
Ahluwalia Contracts India, Ltd. 1,991 21,319
AIA Engineering, Ltd. 1,079 39,502
Ajanta Pharma, Ltd. 5,778 160,463
Ajmera Realty & Infra India,
Ltd. 2,322 28,043
Akzo Nobel India, Ltd. 1,521 55,543
Alembic Pharmaceuticals, Ltd. 1,807 18,267
Alkem Laboratories, Ltd. 3,256 201,970
Amara Raja Energy & Mobility,
Ltd. 12,890 145,894
*Amber Enterprises India, Ltd. 1,463 132,446
Anant Raj, Ltd. 6,738 48,912
Shares Value †
INDIA — (Continued)
Angel One, Ltd. 9,237 $ 259,344
Anup Engineering, Ltd. (The) 1,004 26,094
Apar Industries, Ltd. 2,490 243,218
APL Apollo Tubes, Ltd. 23,086 465,900
Arvind Fashions, Ltd. 18,146 102,789
Arvind SmartSpaces, Ltd. 72 518
Ashapura Minechem, Ltd. 7,562 56,606
Ashiana Housing, Ltd. 200 636
Ashok Leyland, Ltd. 471,753 752,126
*Ashoka Buildcon, Ltd., Class
A 21,285 49,312
Asian Paints, Ltd. 22,152 626,546
ΩAster DM Healthcare, Ltd. 21,548 164,587
Astra Microwave Products, Ltd. 4,006 47,034
Astral, Ltd. 5,489 89,664
AstraZeneca Pharma India,
Ltd. 558 60,061
AurionPro Solutions, Ltd. 1,646 22,384
Avantel, Ltd. 12,834 24,802
Avanti Feeds, Ltd. 3,860 30,325
Ω*Avenue Supermarts, Ltd. 3,830 179,201
*AWL Agri Business, Ltd. 25,712 79,608
Axis Bank, Ltd. 45,470 631,459
*AXISCADES Technologies,
Ltd. 1,379 24,872
Bajaj Auto, Ltd. 2,470 247,428
*Bajaj Consumer Care, Ltd. 9,287 28,999
Bajaj Finserv, Ltd. 18,044 424,476
Balrampur Chini Mills, Ltd. 19,417 100,386
Banco Products India, Ltd. 4,350 34,767
ΩBandhan Bank, Ltd. 130,569 230,276
Bank of India 59,036 93,025
Bank of Maharashtra 91,969 61,156
Bannari Amman Sugars, Ltd.,
Class F 4 162
BASF India, Ltd. 1,793 89,113
Bata India, Ltd. 6,725 81,105
Bayer CropScience, Ltd. 2,115 116,377
*BEML, Ltd. 1,965 97,392
Berger Paints India, Ltd. 27,848 170,060
*BF Utilities, Ltd., Class R 2,747 22,791
Bhansali Engineering
Polymers, Ltd. 4,752 5,270
Bharat Bijlee, Ltd. 977 33,275
Bharat Electronics, Ltd. 214,220 1,028,251
Bharat Heavy Electricals, Ltd. 82,137 245,649
Bharat Petroleum Corp., Ltd. 120,528 484,441
Bharat Rasayan, Ltd. 8 978
Bharti Airtel, Ltd. 76,548 1,771,608
Biocon, Ltd. 40,505 169,784
BirlaNu, Ltd. 339 7,321
Birlasoft, Ltd. 16,177 67,718
Black Box, Ltd. 6,433 38,455
BLS International Services,
Ltd. 20,082 71,169
Blue Dart Express, Ltd. 519 38,423
Blue Star, Ltd. 12,441 271,520
*Bluspring Enterprises, Ltd. 12,010 10,725
Bombay Burmah Trading Co. 2,378 53,062

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Bombay Dyeing &
Manufacturing Co., Ltd. 16,258 $ 30,067
Bosch, Ltd. 440 184,607
Brigade Enterprises, Ltd. 6,047 70,687
*Brightcom Group, Ltd. 237,559 36,368
Britannia Industries, Ltd. 6,288 413,421
Campus Activewear, Ltd. 8,034 25,327
Canara Bank 31,820 49,104
*Capacit'e Infraprojects, Ltd. 5,003 16,161
Caplin Point Laboratories, Ltd. 1,083 24,800
Carborundum Universal, Ltd. 2,960 30,026
Care Ratings, Ltd. 745 13,466
*Cartrade Tech, Ltd. 4,804 163,405
Castrol India, Ltd. 70,893 155,736
CE Info Systems, Ltd. 1,593 32,647
Ceat, Ltd. 1,994 90,583
Cello World, Ltd. 5,373 39,624
Cemindia Projects, Ltd. 10,303 94,040
Central Depository Services
India, Ltd. 11,477 205,205
Century Enka, Ltd. 32 169
Century Plyboards India, Ltd. 6,883 58,497
Cera Sanitaryware, Ltd. 540 37,876
CG Power & Industrial
Solutions, Ltd. 42,485 352,553
*Chalet Hotels, Ltd. 2,966 31,733
Chambal Fertilisers and
Chemicals, Ltd. 17,840 96,634
*Chemplast Sanmar, Ltd. 1,243 5,585
Chennai Petroleum Corp., Ltd. 6,286 69,349
*Choice International, Ltd. 5,845 55,085
CIE Automotive India, Ltd. 9,819 47,806
*Cigniti Technologies, Ltd. 3,421 66,199
Clean Science & Technology,
Ltd. 713 8,103
CMS Info Systems, Ltd. 19,808 82,850
ΩCochin Shipyard, Ltd. 10,730 216,301
Coforge, Ltd. 29,353 587,944
Colgate-Palmolive India, Ltd.,
Class F 11,936 301,589
Computer Age Management
Services, Ltd. 4,893 217,241
Confidence Petroleum India,
Ltd. 2,354 1,104
Container Corp. of India, Ltd. 19,278 118,409
Coromandel International, Ltd. 16,782 401,651
Cosmo First, Ltd. 2,046 19,174
Craftsman Automation, Ltd. 1,156 86,989
CRISIL, Ltd. 1,610 89,398
Crompton Greaves Consumer
Electricals, Ltd. 61,075 194,499
Cummins India, Ltd. 13,801 675,364
Cyient, Ltd. 6,669 87,334
Ω*D P Abhushan, Ltd. 998 15,874
Dabur India, Ltd. 25,031 137,475
Datamatics Global Services,
Ltd. 278 2,926
DB Corp., Ltd. 368 1,109
Shares Value †
INDIA — (Continued)
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,674 $ 128,944
Deepak Nitrite, Ltd. 2,863 55,743
*Delhivery, Ltd. 23,485 123,270
Dhanuka Agritech, Ltd. 3,194 49,444
*Digitide Solutions, Ltd. 12,010 21,446
ΩDilip Buildcon, Ltd. 3,194 17,816
*Dishman Carbogen Amcis,
Ltd. 3,236 10,637
Dixon Technologies India, Ltd. 3,787 660,977
DLF, Ltd. 631 5,376
Dodla Dairy, Ltd. 1,756 25,551
Dollar Industries, Ltd. 32 129
ΩDr. Lal PathLabs, Ltd. 4,403 155,519
Dr. Reddy's Laboratories, Ltd. 11,945 161,148
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 31,773 422,263
Dwarikesh Sugar Industries,
Ltd. 4,705 2,298
eClerx Services, Ltd. 3,651 194,438
Eicher Motors, Ltd. 7,739 610,864
*EID Parry India, Ltd. 15,626 188,770
Elecon Engineering Co., Ltd. 11,872 75,087
Elgi Equipments, Ltd. 19,118 107,121
Emami, Ltd. 25,057 150,842
*Embassy Developments, Ltd. 59,486 62,233
ΩEndurance Technologies,
Ltd. 2,436 77,895
Engineers India, Ltd. 37,652 85,754
EPL, Ltd. 37,490 85,102
ΩEquitas Small Finance Bank,
Ltd. 95,639 61,399
ΩEris Lifesciences, Ltd. 5,067 90,853
ESAB India, Ltd. 196 10,842
Escorts Kubota, Ltd. 2,470 105,357
*Eternal, Ltd. 176,004 629,993
*Ethos, Ltd. 553 18,080
*Eureka Forbes, Ltd. 10,789 67,866
Eveready Industries India, Ltd. 4,556 19,498
Everest Kanto Cylinder, Ltd. 5,015 8,268
FDC, Ltd. 2,462 12,776
Federal Bank, Ltd. 81,621 217,552
Fine Organic Industries, Ltd. 926 46,286
Fineotex Chemical, Ltd. 42,850 14,399
Finolex Cables, Ltd. 4,923 43,584
Finolex Industries, Ltd. 10,500 22,238
Firstsource Solutions, Ltd. 52,040 207,465
Force Motors, Ltd. 659 131,056
Fortis Healthcare, Ltd. 30,852 355,556
*FSN E-Commerce Ventures,
Ltd. 143,255 400,114
G R Infraprojects, Ltd. 1,730 22,735
Gabriel India, Ltd. 6,721 96,449
Galaxy Surfactants, Ltd. 1,203 30,227
Ganesh Housing, Ltd. 3,911 36,664
Garware Hi-Tech Films, Ltd. 1,096 42,123
Gateway Distriparks, Ltd. 15,986 11,509
GE Vernova T&D India, Ltd. 11,954 409,018

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
*Genesys International Corp.,
Ltd. 1,527 $ 8,740
Gillette India, Ltd. 774 78,615
ΩGland Pharma, Ltd. 2,052 44,588
GlaxoSmithKline
Pharmaceuticals, Ltd. 5,359 158,081
Glenmark Pharmaceuticals,
Ltd. 13,100 279,085
Global Health, Ltd. 8,160 120,555
Globus Spirits, Ltd. 938 12,218
GMM Pfaudler, Ltd. 1,257 18,258
*GMR Airports, Ltd. 217,916 230,678
Godrej Consumer Products,
Ltd. 18,689 235,499
*Godrej Properties, Ltd., Class
A 8,750 225,523
*Gokaldas Exports, Ltd., Class
A 2,699 25,489
*Gokul Agro Resources, Ltd. 10,994 21,264
Goldiam International, Ltd. 3,204 12,927
Granules India, Ltd. 11,196 71,335
Gravita India, Ltd. 2,396 44,996
Greaves Cotton, Ltd., Class A 7,662 19,682
Greenlam Industries, Ltd. 4,280 12,790
Greenply Industries, Ltd. 8,401 28,911
Grindwell Norton, Ltd. 1,559 29,664
Gujarat Gas, Ltd. 11,248 51,621
Gujarat Pipavav Port, Ltd. 28,093 52,729
Gujarat State Petronet, Ltd. 29,778 103,871
Gulf Oil Lubricants India, Ltd. 2,895 40,334
Happiest Minds Technologies,
Ltd. 6,688 38,841
Hatsun Agro Product, Ltd. 3,527 43,937
Havells India, Ltd. 11,952 201,136
HBL Engineering, Ltd. 8,259 93,428
HCL Technologies, Ltd. 41,052 712,862
ΩHDFC Asset Management
Co., Ltd. 8,539 517,412
HDFC Bank, Ltd. 57,717 641,920
HDFC Bank, Ltd., Sponsored
ADR 41,150 1,490,453
ΩHDFC Life Insurance Co.,
Ltd. 28,236 232,784
*HealthCare Global
Enterprises, Ltd. 124 1,044
Heritage Foods, Ltd. 11,595 62,951
Hero MotoCorp, Ltd. 12,275 766,606
HFCL, Ltd. 67,725 56,082
HG Infra Engineering, Ltd. 1,234 12,821
Himadri Speciality Chemical,
Ltd. 14,656 79,619
Himatsingka Seide, Ltd. 10,825 14,979
Hindustan Aeronautics, Ltd. 8,354 440,402
Hindustan Copper, Ltd. 19,188 73,545
*Hindustan Foods, Ltd. 3,663 21,628
Hindustan Petroleum Corp.,
Ltd. 76,107 408,093
Hindustan Unilever, Ltd. 33,039 917,613
Shares Value †
INDIA — (Continued)
Hindware Home Innovation,
Ltd. 2,541 $ 10,608
Hitachi Energy India, Ltd. 1,186 237,517
Honda India Power Products,
Ltd. 12 353
*Hubtown, Ltd. 6,909 23,286
Huhtamaki India, Ltd. 124 342
ICICI Bank, Ltd. 30,863 467,719
ICICI Bank, Ltd., Sponsored
ADR 86,396 2,617,799
ΩICICI Lombard General
Insurance Co., Ltd. 12,628 283,610
ΩICICI Prudential Life
Insurance Co., Ltd. 18,560 123,596
IDFC First Bank, Ltd. 263,827 243,019
*IFB Industries, Ltd., Class A 1,019 21,491
IIFL Capital Services, Ltd. 15,529 59,722
India Glycols, Ltd. 1,425 15,559
ΩIndiaMart InterMesh, Ltd. 4,924 136,336
Indian Bank 27,738 268,315
ΩIndian Energy Exchange,
Ltd. 48,634 76,185
Indian Hotels Co., Ltd. (The) 12,443 103,978
Indian Railway Catering &
Tourism Corp., Ltd. 16,566 134,120
Indigo Paints, Ltd. 3,960 44,605
Indraprastha Gas, Ltd. 29,056 69,371
Indraprastha Medical Corp.,
Ltd. 7,186 49,092
*IndusInd Bank, Ltd. 5,190 46,468
*Infibeam Avenues, Ltd. 14,195 2,013
*Infibeam Avenues, Ltd. 56,572 12,427
Info Edge India, Ltd. 30,122 467,687
Infosys, Ltd. 106,526 1,778,768
#Infosys, Ltd., Sponsored ADR 115,773 1,918,359
Ingersoll Rand India, Ltd. 224 9,643
*Inox Green Energy Services,
Ltd. 7,442 22,344
*Inox Wind, Ltd. 18,238 31,871
Intellect Design Arena, Ltd. 6,863 87,632
IOL Chemicals and
Pharmaceuticals, Ltd. 3,620 3,773
ION Exchange India, Ltd. 1,881 8,481
IRB Infrastructure Developers,
Ltd. 149,907 75,636
ΩIRCON International, Ltd. 42,086 80,416
ISGEC Heavy Engineering,
Ltd. 2,696 26,712
*ITC Hotels, Ltd. 23,442 57,272
J Kumar Infraprojects, Ltd. 5,547 41,175
*Jain Irrigation Systems, Ltd. 15,389 8,924
Jammu & Kashmir Bank, Ltd.
(The) 55,009 65,766
Jamna Auto Industries, Ltd. 14,176 15,100
Jash Engineering, Ltd. 1,553 8,493
JB Chemicals &
Pharmaceuticals, Ltd. 5,707 108,153
JBM Auto, Ltd. 366 2,742
Jindal Saw, Ltd. 25,944 51,218

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Jindal Stainless, Ltd. 17,236 $ 146,340
JK Paper, Ltd. 5,870 26,271
JK Tyre & Industries, Ltd. 6,180 30,078
JTEKT India, Ltd. 3,543 6,196
Jubilant Pharmova, Ltd. 7,309 90,651
Jupiter Wagons, Ltd. 7,389 26,856
Jyothy Labs, Ltd. 10,157 35,984
Kalpataru Projects
International, Ltd. 7,972 112,830
Kalyan Jewellers India, Ltd. 20,255 116,299
Kansai Nerolac Paints, Ltd. 22,852 63,831
Karnataka Bank, Ltd. (The) 28,468 57,163
Kaveri Seed Co., Ltd. 2,570 30,103
*Kaynes Technology India, Ltd. 289 21,827
KDDL, Ltd. 394 11,104
KEC International, Ltd. 9,687 89,235
KEI Industries, Ltd. 8,197 372,309
*Kellton Tech Solutions, Ltd. 34,685 8,592
Keystone Realtors, Ltd. 3,940 25,057
*Kiri Industries, Ltd. 9,314 56,049
Kirloskar Brothers, Ltd. 2,814 59,421
Kirloskar Industries, Ltd. 311 13,299
Kirloskar Oil Engines, Ltd. 10,732 120,883
Kirloskar Pneumatic Co., Ltd. 2,933 36,959
KNR Constructions, Ltd. 13,113 26,771
Kolte-Patil Developers, Ltd. 2,174 10,452
Kotak Mahindra Bank, Ltd. 25,022 592,548
Kovai Medical Center and
Hospital, Ltd., Class A 12 865
KPIT Technologies, Ltd. 19,490 256,153
KRBL, Ltd. 6,975 29,327
Ω*Krishna Institute of Medical
Sciences, Ltd. 22,422 182,124
Krsnaa Diagnostics, Ltd. 84 735
KSB, Ltd. 6,685 59,541
*Latent View Analytics, Ltd.,
Class H 2,559 12,925
Laxmi Organic Industries, Ltd. 244 538
LG Balakrishnan & Bros, Ltd. 1,178 18,816
Lloyds Engineering Works, Ltd. 14,476 6,720
Lloyds Engineering Works, Ltd. 54,690 36,275
Lloyds Metals & Energy, Ltd. 9,175 134,858
ΩLodha Developers, Ltd. 8,147 109,938
LT Foods, Ltd. 21,173 100,294
Lumax Auto Technologies, Ltd. 3,621 45,999
Lupin, Ltd. 12,230 270,511
Magellanic Cloud, Ltd. 17,466 11,939
Mahanagar Gas, Ltd. 5,465 78,609
Maharashtra Seamless, Ltd. 5,483 35,083
Mahindra & Mahindra, Ltd. 46,311 1,819,234
*Mahindra Holidays & Resorts
India, Ltd. 2,433 9,007
ΩMahindra Logistics, Ltd. 6,712 26,781
*Man Industries India, Ltd. 348 1,611
Man Infraconstruction, Ltd. 11,394 19,118
*Mangalore Refinery &
Petrochemicals, Ltd. 20,404 38,247
Mankind Pharma, Ltd. 4,146 111,343
Manorama Industries, Ltd. 1,443 22,613
Shares Value †
INDIA — (Continued)
Marico, Ltd. 85,897 $ 696,639
Marksans Pharma, Ltd. 18,048 37,018
Maruti Suzuki India, Ltd. 2,882 525,486
Mastek, Ltd. 2,125 51,218
*Max Estates, Ltd. 911 4,807
*Max Financial Services, Ltd. 14,121 246,005
Max Healthcare Institute, Ltd. 30,360 392,551
Mayur Uniquoters, Ltd. 2,012 12,360
Mazagon Dock Shipbuilders,
Ltd. 3,837 117,957
Ω*Medi Assist Healthcare
Services, Ltd. 4,200 26,940
*Medplus Health Services, Ltd. 7,062 60,687
Meghmani Organics, Ltd. 10,521 9,608
Ω*Metropolis Healthcare, Ltd. 3,318 73,648
Minda Corp., Ltd. 5,217 33,128
MOIL, Ltd. 8,445 34,809
Monte Carlo Fashions, Ltd. 28 221
Morepen Laboratories, Ltd. 65,012 34,845
Motherson Sumi Wiring India,
Ltd. 345,350 183,663
Mphasis, Ltd. 12,698 395,425
MPS, Ltd. 724 17,721
Narayana Hrudayalaya, Ltd. 10,104 200,028
Natco Pharma, Ltd. 2,798 25,843
Navneet Education, Ltd. 6,611 12,038
*Nazara Technologies, Ltd. 28,928 87,073
NBCC India, Ltd. 80,184 106,052
NELCO, Ltd. 664 6,523
Neogen Chemicals, Ltd. 628 10,205
NESCO, Ltd. 1,871 28,854
Netweb Technologies India,
Ltd. 178 8,096
*Network18 Media &
Investments, Ltd. 11,213 6,049
Neuland Laboratories, Ltd. 23 4,268
Newgen Software
Technologies, Ltd. 5,691 62,576
NHPC, Ltd. 347,460 332,073
NIIT Learning Systems, Ltd. 9,176 33,594
NIIT, Ltd. 9,979 11,744
Nilkamal, Ltd. 230 3,919
ΩNippon Life India Asset
Management, Ltd. 21,461 211,488
NOCIL, Ltd. 11,338 23,621
Novartis India, Ltd. 36 352
NRB Bearings, Ltd. 208 642
Nucleus Software Exports, Ltd. 768 8,738
Oberoi Realty, Ltd. 8,764 175,564
Olectra Greentech, Ltd. 101 1,762
*One 97 Communications, Ltd. 26,018 381,955
*Onesource Specialty Pharma,
Ltd., Class H 3,763 78,595
Oracle Financial Services
Software, Ltd. 3,353 321,622
Orient Electric, Ltd. 17,993 42,334
Page Industries, Ltd. 633 293,784
Panama Petrochem, Ltd. 2,588 7,812
ΩParag Milk Foods, Ltd. 3,995 14,021

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Patanjali Foods, Ltd. 9,540 $ 64,738
*Patel Engineering, Ltd. 46,008 19,342
*PC Jeweller, Ltd. 340,258 44,539
PCBL CHEMICAL, Ltd. 8,386 34,207
PDS, Ltd. 1,751 7,303
Pearl Global Industries, Ltd. 1,764 26,153
Persistent Systems, Ltd. 13,255 883,445
Petronet LNG, Ltd. 140,204 444,202
PG Electroplast, Ltd. 3,551 22,839
Phoenix Mills, Ltd. (The) 11,249 213,217
PI Industries, Ltd. 8,172 329,324
Pidilite Industries, Ltd. 23,217 377,817
Piramal Pharma, Ltd. 30,712 69,066
Pitti Engineering, Ltd. 1,321 14,086
PNC Infratech, Ltd. 6,153 19,439
Pokarna, Ltd. 1,786 18,298
Poly Medicure, Ltd. 813 18,314
Polycab India, Ltd. 4,658 404,244
Polyplex Corp., Ltd. 7,668 82,605
Pondy Oxides & Chemicals,
Ltd. 2,446 37,774
Power Grid Corp. of India, Ltd. 160,140 519,812
Power Mech Projects, Ltd. 1,765 49,631
Praj Industries, Ltd. 19,315 73,456
ΩPrataap Snacks, Ltd., Class
F 16 196
*Pricol, Ltd., Class R 8,972 53,496
Privi Speciality Chemicals, Ltd. 843 27,574
Procter & Gamble Health, Ltd. 1,173 81,483
Procter & Gamble Hygiene &
Health Care, Ltd. 81 12,182
PSP Projects, Ltd. 85 889
Punjab National Bank 3,668 5,078
*Puravankara, Ltd. 4,362 13,186
ΩQuess Corp., Ltd. 12,010 32,436
R Systems International, Ltd. 8,265 39,802
Radico Khaitan, Ltd. 2,774 97,856
Rail Vikas Nigam, Ltd. 31,449 116,484
Railtel Corp. of India, Ltd. 11,201 46,446
Rallis India, Ltd. 8,004 23,298
Ramkrishna Forgings, Ltd. 9,059 55,413
*Ramky Infrastructure, Ltd. 2,178 15,598
Rane Holdings, Ltd. 32 557
*Rategain Travel
Technologies, Ltd. 7,708 55,419
Ratnamani Metals & Tubes,
Ltd. 2,213 60,448
*RattanIndia Enterprises, Ltd. 30,601 17,987
*Raymond Lifestyle, Ltd. 1,481 19,725
*Raymond Realty, Ltd. 2,608 18,156
Raymond, Ltd. 2,608 16,865
ΩRBL Bank, Ltd. 48,198 177,190
Redington, Ltd. 109,911 314,177
Redtape, Ltd. 38,748 59,948
Reliance Industrial
Infrastructure, Ltd. 794 8,006
*Religare Enterprises, Ltd.,
Class A 12,995 38,639
Rhi Magnesita India, Ltd. 6,048 32,484
Shares Value †
INDIA — (Continued)
RITES, Ltd. 13,025 $ 36,018
Rossari Biotech, Ltd. 1,339 9,668
Route Mobile, Ltd. 930 7,462
*RPSG Ventures, Ltd. 1,164 10,796
Safari Industries India, Ltd. 1,618 38,910
Saksoft, Ltd. 9,266 20,389
Samvardhana Motherson
International, Ltd. 295,899 351,294
Sanghvi Movers, Ltd. 4,852 21,652
Sanofi Consumer Healthcare
India, Ltd. 358 19,529
Sanofi India, Ltd. 729 39,259
ΩSansera Engineering, Ltd. 2,071 35,314
Saregama India, Ltd. 7,360 37,716
Sasken Technologies, Ltd. 24 372
Savita Oil Technologies, Ltd. 2,513 11,189
SBI Cards & Payment
Services, Ltd. 25,465 252,050
ΩSBI Life Insurance Co., Ltd. 30,796 678,460
Schaeffler India, Ltd. 2,055 93,093
*Schneider Electric
Infrastructure, Ltd. 3,437 32,387
*SEAMEC, Ltd. 915 9,265
Senco Gold, Ltd. 5,844 21,359
*SEPC, Ltd. 96,056 12,162
*SEPC, Ltd. 21,132 1,657
*Sequent Scientific, Ltd. 5,498 13,292
ΩSH Kelkar & Co., Ltd. 8,474 21,109
Shaily Engineering Plastics,
Ltd. 52 1,332
Shakti Pumps India, Ltd. 7,657 70,682
Shankara Building Products,
Ltd. 1,418 2,237
*Shankara Buildpro, Ltd. 1,418 11,749
Shanthi Gears, Ltd. 24 133
Sharda Cropchem, Ltd. 1,520 14,806
*Sheela Foam, Ltd. 4,240 33,403
Shilpa Medicare, Ltd. 8,528 33,897
Shivalik Bimetal Controls, Ltd. 7,785 42,077
*Siemens Energy India, Ltd. 1,883 67,572
Siemens, Ltd. 1,883 65,678
*SIS, Ltd., Class R 2,686 10,085
SJS Enterprises, Ltd. 1,886 34,301
SJVN, Ltd. 67,028 66,468
*SKF India 2,232 68,098
SKF India, Ltd. 2,232 53,827
Skipper, Ltd. 4,541 26,828
Sobha, Ltd. 3,870 70,563
Somany Ceramics, Ltd. 36 186
Sonata Software, Ltd. 7,211 30,043
SRF, Ltd. 10,030 331,109
*Star Health & Allied Insurance
Co., Ltd. 13,534 75,376
State Bank of India 3,335 35,202
State Bank of India, Class A,
GDR 1,569 166,314
*STL Networks, Ltd., Class A 9,600 2,838
Strides Pharma Science, Ltd. 9,645 101,555
*Stylam Industries, Ltd. 16 371

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Styrenix Performance
Materials, Ltd. 496 $ 13,235
Subros, Ltd. 835 10,223
Sudarshan Chemical
Industries, Ltd. 1,272 16,475
Sumitomo Chemical India, Ltd. 7,640 43,221
Sun Pharmaceutical Industries,
Ltd. 20,295 386,530
Sun TV Network, Ltd. 11,553 73,115
Sundrop Brands, Ltd. 28 247
Sunteck Realty, Ltd. 5,656 28,190
Suprajit Engineering, Ltd. 4,426 22,264
Supreme Industries, Ltd. 6,366 273,404
Supreme Petrochem, Ltd. 9,857 83,318
Supriya Lifescience, Ltd. 2,571 22,501
Surya Roshni, Ltd. 8,090 26,830
*Suzlon Energy, Ltd. 780,619 521,461
Swan Corp., Ltd. 7,552 39,950
Swaraj Engines, Ltd. 294 13,251
Symphony, Ltd. 3,131 32,971
ΩSyngene International, Ltd. 15,822 115,870
Tanla Platforms, Ltd. 6,347 43,653
*TARC, Ltd., Class A 1,856 3,329
Tata Communications, Ltd. 12,464 263,317
Tata Consultancy Services,
Ltd. 46,809 1,612,481
Tata Consumer Products, Ltd. 27,857 365,585
Tata Elxsi, Ltd. 2,444 150,170
Tata Motors Passenger
Vehicles, Ltd. 93,411 431,429
TCI Express, Ltd. 48 367
TD Power Systems, Ltd. 14,618 127,603
*TeamLease Services, Ltd. 1,383 26,161
Tech Mahindra, Ltd. 39,427 632,635
Techno Electric & Engineering
Co., Ltd. 4,407 65,486
Tega Industries, Ltd. 2,323 50,743
ΩTejas Networks, Ltd. 3,717 22,339
Texmaco Rail & Engineering,
Ltd. 30,629 47,083
Thanga Mayil Jewellery, Ltd. 890 21,752
Thermax, Ltd. 1,942 70,416
Thirumalai Chemicals, Ltd. 9,233 29,455
Thomas Cook India, Ltd. 16,457 30,003
ΩThyrocare Technologies, Ltd. 1,100 17,314
Tilaknagar Industries, Ltd. 14,245 84,744
Time Technoplast, Ltd. 50,960 123,589
Timken India, Ltd. 3,144 111,351
Tips Music, Ltd. 5,999 35,739
Titagarh Rail System, Ltd. 5,582 55,621
Titan Co., Ltd. 22,740 959,770
*TML Commercial Vehicles,
Ltd. 93,411 274,378
Torrent Pharmaceuticals, Ltd. 6,447 258,552
Transformers & Rectifiers
India, Ltd. 2,374 11,911
*TransIndia Real Estate, Ltd. 7,204 2,332
Transport Corp. of India, Ltd. 100 1,353
Trent, Ltd. 6,276 331,880
Shares Value †
INDIA — (Continued)
Triveni Engineering &
Industries, Ltd. 9,466 $ 38,074
Triveni Turbine, Ltd. 16,032 96,675
TTK Prestige, Ltd. 2,624 19,799
Tube Investments of India, Ltd. 5,777 196,729
TVS Holdings, Ltd. 553 94,533
TVS Motor Co. 74,488 8,391
TVS Motor Co., Ltd. 19,003 751,097
Uflex, Ltd. 3,660 22,316
United Breweries, Ltd. 3,270 66,210
United Spirits, Ltd. 26,607 429,027
UNO Minda, Ltd. 11,488 159,849
UPL, Ltd. 51,906 421,054
Usha Martin, Ltd. 13,784 72,180
*V2 Retail, Ltd. 2,078 57,164
VA Tech Wabag, Ltd. 8,655 137,871
Vadilal Industries, Ltd. 221 13,227
Vaibhav Global, Ltd. 7,121 21,592
*Valor Estate, Ltd. 11,208 18,797
ΩVarroc Engineering, Ltd. 3,938 27,131
Varun Beverages, Ltd. 34,491 182,477
*Vascon Engineers, Ltd.,
Class A 23,893 17,931
Vedant Fashions, Ltd. 5,705 41,500
Veedol Corp., Ltd. 262 5,196
Vesuvius India, Ltd. 8,105 45,044
V-Guard Industries, Ltd. 16,089 65,655
Vijaya Diagnostic Centre, Ltd. 6,845 76,233
Vimta Labs, Ltd. 2,897 23,673
Vinati Organics, Ltd. 1,070 19,916
Vindhya Telelinks, Ltd. 373 5,739
*VL E-Governance & IT
Solutions, Ltd. 6,503 1,762
*Vodafone Idea, Ltd. 913,869 89,872
Voltamp Transformers, Ltd. 590 49,206
Voltas, Ltd. 12,913 201,264
VST Tillers Tractors, Ltd. 212 14,304
Welspun Corp., Ltd. 29,846 324,697
Welspun Enterprises, Ltd. 4,744 29,956
Whirlpool of India, Ltd. 4,004 63,106
Wipro, Ltd. 106,330 288,274
#Wipro, Ltd., Sponsored ADR 17,883 47,032
*Wockhardt, Ltd., Class A 5,927 85,562
Wonderla Holidays, Ltd. 182 1,173
*Yes Bank, Ltd. 737,479 188,916
Zee Entertainment Enterprises,
Ltd. 110,299 124,971
Zen Technologies, Ltd. 2,620 40,056
Zensar Technologies, Ltd. 12,160 109,249
Zydus Lifesciences, Ltd. 11,124 122,109
Zydus Wellness, Ltd. 8,890 47,729
TOTAL INDIA 75,273,726
INDONESIA — (0.4%)
Adi Sarana Armada TBK PT 5,700 365
*Alam Sutera Realty TBK PT 37,600 366
Allo Bank Indonesia TBK PT 285,000 25,621
*Amman Mineral Internasional
PT 85,700 36,588

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDONESIA — (Continued)
Arwana Citramulia TBK PT 19,100 $ 632
Aspirasi Hidup Indonesia TBK
PT 599,400 16,003
Astra Otoparts TBK PT 33,800 5,183
Avia Avian TBK PT 1,142,500 28,442
*Bank Aladin Syariah TBK PT 519,100 29,342
*Bank Jago TBK PT 308,100 40,574
*Bank Neo Commerce TBK PT 537,800 12,547
Bank OCBC Nisp TBK PT 339,200 28,046
Bank Tabungan Negara
Persero TBK PT 289,700 21,340
*Barito Pacific TBK PT 623,071 129,260
BISI International TBK PT 4,200 225
Blue Bird TBK PT 1,300 138
*Bumi Resources Minerals
TBK PT 2,695,900 149,142
*Bumi Serpong Damai TBK
PT, Class F 372,800 21,969
*Capital Financial Indonesia
TBK PT 308,400 20,306
Chandra Asri Pacific TBK PT 75,600 31,595
Cisarua Mountain Dairy PT
TBK 165,000 56,306
Dayamitra Telekomunikasi PT 1,307,000 44,012
*Dian Swastatika Sentosa
TBK PT 8,900 45,263
Erajaya Swasembada TBK PT 1,216,100 31,006
Gajah Tunggal TBK PT 68,400 4,278
Garudafood Putra Putri Jaya
TBK PT 28,000 606
Hexindo Adiperkasa TBK PT,
Class A 1,300 364
*Impack Pratama Industri TBK
PT 515,600 73,170
Indofood CBP Sukses Makmur
TBK PT 72,600 37,981
Indomobil Sukses
Internasional TBK PT 26,800 1,853
*Industri dan Perdagangan
Bintraco Dharma TBK PT 1,245,700 9,813
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 1,130,000 38,052
Jasa Marga Persero TBK PT 187,700 40,294
Kalbe Farma TBK PT 1,023,000 78,432
Kawasan Industri Jababeka
TBK PT 1,875,800 21,544
Map Aktif Adiperkasa PT 612,600 25,786
Mayora Indah TBK PT 463,500 59,366
*MD Entertainment TBK PT 233,420 79,655
Medikaloka Hermina TBK PT 950,800 85,761
*Metro Healthcare Indonesia
TBK PT 1,704,500 33,003
Metrodata Electronics TBK PT 861,200 31,589
Metropolitan Kentjana TBK PT 400 572
Midi Utama Indonesia TBK PT 1,384,300 34,462
Mitra Adiperkasa TBK PT 634,100 49,187
Mitra Keluarga Karyasehat
TBK PT 160,900 24,962
Shares Value †
INDONESIA — (Continued)
*MNC Digital Entertainment
TBK PT 569,600 $ 17,297
*MNC Tourism Indonesia TBK
PT 3,042,600 26,712
ΩNusantara Sejahtera Raya
TBK PT 1,095,800 7,841
*Panin Financial TBK PT 684,800 9,883
Petrosea TBK PT 114,600 46,860
Puradelta Lestari TBK PT 50,400 403
*Sarana Meditama
Metropolitan TBK PT 8,800 161
Sarana Menara Nusantara
TBK PT 1,317,000 43,161
Sariguna Primatirta TBK PT 635,200 20,626
Selamat Sempurna TBK PT 285,200 32,927
Sumber Alfaria Trijaya TBK PT 1,197,400 144,725
Sumber Tani Agung
Resources TBK PT 291,000 24,323
Summarecon Agung TBK PT 954,600 22,502
Surya Citra Media TBK PT 1,729,300 35,147
Surya Semesta Internusa TBK
PT 416,700 39,089
Tempo Scan Pacific TBK PT 3,400 583
Tower Bersama Infrastructure
TBK PT 250,300 35,822
Unilever Indonesia TBK PT 708,100 109,855
*<Waskita Karya Persero TBK
PT, Class A 27,000 61
TOTAL INDONESIA 2,122,979
KOREA, REPUBLIC OF — (13.3%)
*3S Korea Co., Ltd. 644 800
Able C&C Co., Ltd. 739 5,052
*ADTechnology Co., Ltd. 391 7,245
Advanced Nano Products Co.,
Ltd. 531 24,561
Aekyung Chemical Co., Ltd. 3,235 24,817
Aekyung Industrial Co., Ltd. 1,607 15,802
Ahnlab, Inc. 444 18,916
Ajin Industrial Co., Ltd. 2,010 4,648
*Alteogen, Inc., Class A 851 291,780
*ALUKO Co., Ltd., Class H 4,375 6,310
*Amicogen, Inc., Class A 1,428 3,047
Amorepacific Corp. 2,807 238,194
*Anam Electronics Co., Ltd.,
Class F 2,906 2,562
*Ananti, Inc. 6,364 34,439
*Anapass, Inc. 1,708 21,147
ANIPLUS, Inc. 756 1,985
Asia Pacific Satellite, Inc. 575 5,029
Asia Paper Manufacturing Co.,
Ltd. 5,957 30,856
Aurora World Corp. 85 1,298
Avaco Co., Ltd. 438 4,817
Baiksan Co., Ltd. 1,738 16,444
BH Co., Ltd. 4,046 52,167
*BHI Co., Ltd. 2,396 85,262
*Binex Co., Ltd. 1,144 12,783
Binggrae Co., Ltd. 838 42,525
Bio Plus Co., Ltd. 3,802 16,678

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Biodyne Co., Ltd. 375 $ 3,645
*Bioneer Corp. 1,221 13,283
*BNC Korea Co., Ltd. 2,582 9,188
BNK Financial Group, Inc. 23,550 228,268
Boditech Med, Inc. 3,271 31,155
Boryung 3,142 19,473
*Bosung Power Technology
Co., Ltd. 592 2,223
Bukwang Pharmaceutical Co.,
Ltd. 75 195
Byucksan Corp. 1,457 1,786
C&C International Co., Ltd. 1,700 44,864
*Cafe24 Corp., Class A 2,827 71,134
Cape Industries, Ltd. 244 2,413
Caregen Co., Ltd. 1,850 84,271
*Celltrion Pharm, Inc. 1,102 49,347
Celltrion, Inc. 4,711 580,629
*Chabiotech Co., Ltd. 2,462 21,237
Cheil Worldwide, Inc. 13,830 197,537
Chemtronics Co., Ltd. 1,601 39,274
*Chemtros Co., Ltd. 361 1,034
Cheryong Electric Co., Ltd. 1,366 37,296
Chips&Media, Inc. 138 1,581
*Choil Aluminum Co., Ltd. 76 71
Chong Kun Dang
Pharmaceutical Corp. 840 48,817
Chongkundang Holdings Corp. 12 381
*CJ CGV Co., Ltd. 8,194 28,727
CJ Corp. 2,201 263,703
*CJ ENM Co., Ltd. 2,043 100,662
CJ Freshway Corp. 982 17,231
CJ Logistics Corp. 1,493 86,347
Classys, Inc. 2,705 93,600
CLIO Cosmetics Co., Ltd. 85 853
*CMG Pharmaceutical Co.,
Ltd., Class H 2,022 2,562
*Com2uS Holdings Corp.,
Class F 299 4,218
*ContentreeJoongAng Corp. 34 238
*Coreana Cosmetics Co., Ltd. 36 66
Cosmax, Inc. 1,870 268,408
Cosmecca Korea Co., Ltd. 932 43,239
*CosmoAM&T Co., Ltd. 928 36,149
*Cosmochemical Co., Ltd.,
Class A 1,556 21,067
Coway Co., Ltd. 11,375 712,160
Cowintech Co., Ltd. 456 5,489
*Creative & Innovative System 6,201 32,947
Creverse, Inc. 32 288
*CrystalGenomics Invites Co.,
Ltd. 1,896 1,992
*CS Bearing Co., Ltd. 12 56
CS Wind Corp. 3,576 109,558
*CTC BIO, Inc. 482 1,742
Cuckoo Homesys Co., Ltd. 751 12,124
D.I Corp. 360 6,191
*<DA Technology Co., Ltd.,
Class A 300 8
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dae Hwa Pharmaceutical Co.,
Ltd. 189 $ 2,176
Dae Won Kang Up Co., Ltd. 1,594 4,699
*Daea TI Co., Ltd. 1,051 2,991
Daedong Corp. 3,982 27,250
*Dae-Il Corp. 4,230 14,681
Daejoo Electronic Materials
Co., Ltd. 513 27,221
Daesang Corp. 1,257 18,395
Daesang Holdings Co., Ltd. 2,134 13,840
*Daewon Cable Co., Ltd. 9,891 25,339
Daewon Pharmaceutical Co.,
Ltd. 1,675 15,295
*Daewoo Engineering &
Construction Co., Ltd. 20,115 52,943
Daewoong Co., Ltd. 2,655 40,344
Daewoong Pharmaceutical
Co., Ltd. 773 75,632
Daishin Securities Co., Ltd. 5,493 112,193
*Danal Co., Ltd. 5,496 31,092
Daol Investment & Securities
Co., Ltd. 3,033 7,696
DB Insurance Co., Ltd. 7,042 626,724
DB Securities Co., Ltd. 2,372 16,832
Dear U Co., Ltd. 849 22,793
Dentium Co., Ltd. 1,457 58,290
*Devsisters Co., Ltd. 736 21,851
Digital Daesung Co., Ltd. 1,968 9,489
*DIO Corp. 1,491 17,581
DIT Corp. 856 9,174
*<DKME, Class A 17,934 4,720
DL Holdings Co., Ltd. 549 15,009
<DMS Co., Ltd. 92 153
DN Automotive Corp. 2,604 42,585
DNF Co., Ltd. 251 2,650
Dohwa Engineering Co., Ltd. 764 3,271
Dong-A Socio Holdings Co.,
Ltd. 126 9,595
Dong-A ST Co., Ltd. 984 33,773
Dongbang Transport Logistics
Co., Ltd. 2,166 4,226
Dongjin Semichem Co., Ltd. 8,023 241,014
Dongkoo Bio & Pharma Co.,
Ltd. 2,711 10,218
DongKook Pharmaceutical
Co., Ltd. 1,917 23,788
Dongkuk Steel Mill Co., Ltd. 4,642 27,759
Dongsuh Cos., Inc. 1,287 24,390
Dongsung Chemical Co., Ltd. 189 531
Dongsung Finetec Co., Ltd. 3,392 75,589
Dongwha Pharm Co., Ltd. 1,288 5,659
Dongwon Industries Co., Ltd. 535 18,193
Dongwon Systems Corp. 974 19,142
Dongwoon Anatech Co., Ltd. 3,157 37,226
Doosan Bobcat, Inc. 6,918 292,792
Doosan Co., Ltd. 932 620,788
*Doosan Enerbility Co., Ltd. 20,332 1,265,800
*Doosan Fuel Cell Co., Ltd. 1,169 35,035
Doosan Tesna, Inc. 2,196 77,374

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Douzone Bizon Co., Ltd. 1,873 $ 117,132
*Dream Security Co., Ltd. 3,684 8,636
Dreamtech Co., Ltd. 3,434 15,426
*DRTECH Corp. 235 327
*DSK Co., Ltd. 24 132
*Duk San Neolux Co., Ltd. 429 12,677
*Duksan Hi-Metal Co., Ltd. 3,203 14,860
DY POWER Corp. 892 8,014
Echo Marketing, Inc. 3,408 27,699
*Ecopro BM Co., Ltd. 1,176 132,065
Ecopro Co., Ltd. 5,227 322,847
E-MART, Inc. 2,234 113,209
*EMKOREA Co., Ltd. 64 98
EMRO, Inc. 433 13,555
ENF Technology Co., Ltd. 4,079 142,146
EO Technics Co., Ltd. 313 51,846
*Eubiologics Co., Ltd. 3,268 28,328
Eugene Investment &
Securities Co., Ltd. 11,512 30,138
Eugene Technology Co., Ltd. 1,993 132,750
*E-World 629 622
*Exem Co., Ltd. 846 1,286
Exicon Co., Ltd. 499 5,618
F&F Co., Ltd. 2,841 122,234
Fine Semitech Corp. 193 4,971
*Firstec Co., Ltd. 399 1,297
Gabia, Inc. 1,086 20,657
Galaxia Moneytree Co., Ltd. 2,148 14,277
*GAMSUNG Corp. Co., Ltd. 11,572 41,179
Gaon Cable Co., Ltd. 866 51,057
GC Cell Corp. 1,854 29,864
*GeneOne Life Science, Inc. 3,448 5,082
*Giantstep, Inc. 121 430
Global Standard Technology
Co., Ltd. 2,513 45,507
*Global Tax Free Co., Ltd. 247 978
GnCenergy Co., Ltd. 189 5,399
Grand Korea Leisure Co., Ltd. 4,983 54,211
Green Cross Corp. 522 47,520
Green Cross Holdings Corp. 3,847 42,554
GS Engineering &
Construction Corp. 11,940 156,630
*GS P&L Co., Ltd. 909 24,468
HAESUNG DS Co., Ltd. 1,884 68,233
Han Kuk Carbon Co., Ltd. 3,789 97,335
Hana Financial Group, Inc. 23,843 1,430,831
Hana Materials, Inc. 710 20,506
Hana Micron, Inc. 8,012 165,329
Hana Pharm Co., Ltd., Class A 24 194
*Hana Technology Co., Ltd. 66 1,399
Hana Tour Service, Inc. 1,174 39,305
*Hanall Biopharma Co., Ltd. 855 24,844
Hancom, Inc. 967 16,866
Handok, Inc. 36 288
Handsome Co., Ltd. 1,916 19,728
Hanjin Kal Corp. 558 41,006
Hanjin Logistics Corp. 573 8,044
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hankook Cosmetics
Manufacturing Co., Ltd. 204 $ 7,732
Hankook Shell Oil Co., Ltd. 83 25,662
Hankook Tire & Technology
Co., Ltd. 5,157 167,768
Hanmi Pharm Co., Ltd. 557 166,152
Hanmi Science Co., Ltd. 2,133 58,986
Hanmi Semiconductor Co.,
Ltd. 4,067 410,197
HanmiGlobal Co., Ltd. 774 11,082
Hannong Chemicals, Inc. 332 3,675
*Hanon Systems, Class A 20,555 62,974
Hanshin Machinery Co. 660 1,594
Hansol Chemical Co., Ltd. 1,048 171,019
*Hansol IONES Co., Ltd. 64 593
Hansol Paper Co., Ltd. 518 2,956
Hansol Technics Co., Ltd. 939 4,290
Hanssem Co., Ltd. 581 18,962
*Hanwha Engine 4,300 149,093
*Hanwha General Insurance
Co., Ltd. 9,551 36,334
*Hanwha Investment &
Securities Co., Ltd. 16,256 61,042
Hanwha Life Insurance Co.,
Ltd. 23,644 50,283
*Hanwha Ocean Co., Ltd. 2,410 232,754
Hanwha Solutions Corp. 6,956 149,397
Hanwha Systems Co., Ltd. 7,543 317,126
*Hanwha Vision Co., Ltd. 3,182 112,562
*Hanyang Digitech Co., Ltd. 505 8,081
Hanyang Securities Co., Ltd. 577 7,695
HB SOLUTION Co., Ltd. 767 1,373
HD Hyundai Co., Ltd. 4,530 651,798
HD Hyundai Construction
Equipment Co., Ltd. 2,475 173,715
HD Hyundai Electric Co., Ltd. 1,613 984,952
HD Hyundai Energy Solutions
Co., Ltd. 923 36,797
HD Hyundai Heavy Industries
Co., Ltd. 629 264,889
HD Hyundai Infracore Co., Ltd. 14,209 151,988
HD HYUNDAI MIPO 1,284 217,642
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 1,330 442,478
HDC Holdings Co., Ltd. 4,631 59,840
HDC Hyundai Development
Co-Engineering & Construction 4,624 62,573
*HD-Hyundai Marine Engine 504 35,127
*HFR, Inc. 248 2,992
Hite Jinro Co., Ltd. 4,602 60,822
*HJ Shipbuilding &
Construction Co., Ltd. 128 2,524
HL Holdings Corp. 844 23,992
HL Mando Co., Ltd. 4,729 127,954
*Hlb Pharma Ceutical Co., Ltd. 1,093 11,791
*HLB, Inc. 4,925 167,998
Hotel Shilla Co., Ltd. 2,239 76,532
HPSP Co., Ltd. 3,447 83,710

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HS Hyosung Advanced
Materials Corp. 237 $ 30,807
HS Industries Co., Ltd. 3,171 8,880
*Hugel, Inc., Class A 627 115,300
Humedix Co., Ltd. 1,780 62,842
Huons Co., Ltd. 692 14,182
Hwa Shin Co., Ltd. 4,201 26,007
Hwaseung Enterprise Co., Ltd. 57 204
HYBE Co., Ltd. 1,263 302,287
Hyosung Corp. 909 80,835
Hyosung Heavy Industries
Corp. 529 792,711
Hyosung TNC Corp. 439 64,090
Hyundai Autoever Corp. 1,118 159,686
Hyundai Bioland Co., Ltd. 40 124
Hyundai Department Store
Co., Ltd. 1,184 67,147
Hyundai Elevator Co., Ltd. 3,001 159,450
HYUNDAI EVERDIGM Corp. 1,174 6,386
Hyundai Glovis Co., Ltd. 2,434 322,540
Hyundai Green Food 2,988 31,563
Hyundai Livart Furniture Co.,
Ltd. 1,596 7,404
Hyundai Marine & Fire
Insurance Co., Ltd. 8,433 161,587
Hyundai Motor Co. 6,615 1,346,447
Hyundai Motor Securities Co.,
Ltd. 2,500 15,319
Hyundai Rotem Co., Ltd. 11,693 1,891,726
Hyundai Steel Co. 3,600 83,383
Hyundai Wia Corp. 1,347 55,402
HyVision System, Inc. 1,960 22,272
i3system, Inc. 462 25,131
iFamilySC Co., Ltd. 623 7,770
*Il Dong Pharmaceutical Co.,
Ltd. 239 3,942
Iljin Electric Co., Ltd. 2,108 85,223
Iljin Holdings Co., Ltd. 96 472
Iljin Power Co., Ltd. 710 5,531
Ilyang Pharmaceutical Co.,
Ltd. 32 293
iM Financial Group Co., Ltd. 20,436 189,765
iMarketKorea, Inc. 1,741 9,580
InBody Co., Ltd. 1,657 33,320
Incar Financial Service Co.,
Ltd. 3,020 25,372
Industrial Bank of Korea 17,858 242,285
Innocean Worldwide, Inc. 3,927 47,270
InnoWireless Co., Ltd. 17 279
Innox Advanced Materials Co.,
Ltd. 2,364 40,900
*Insung Information Co., Ltd. 510 655
Intellian Technologies, Inc. 550 17,449
*Interflex Co., Ltd. 720 4,674
iNtRON Biotechnology, Inc. 341 795
IS Dongseo Co., Ltd. 3,641 47,482
ISC Co., Ltd. 1,264 70,708
i-SENS, Inc. 551 6,691
IsuPetasys Co., Ltd. 5,079 406,035
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Itcenglobal Co., Ltd. 769 $ 10,093
*ITM Semiconductor Co., Ltd. 12 101
*Jahwa Electronics Co., Ltd. 2,616 39,844
JB Financial Group Co., Ltd. 10,210 160,881
Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Semiconductor Corp. 1,565 22,573
Jinsung T.E.C. 1,023 9,385
*JNTC Co., Ltd. 1,515 28,870
Jusung Engineering Co., Ltd. 3,724 80,243
JVM Co., Ltd. 1,355 26,582
JW Holdings Corp. 4,498 10,276
JW Life Science Corp. 1,294 12,216
JW Pharmaceutical Corp. 2,136 35,231
JYP Entertainment Corp. 4,431 251,601
K Car Co., Ltd. 1,540 16,376
Kakao Corp. 6,584 300,838
*Kakao Games Corp. 7,408 83,764
KakaoBank Corp. 6,723 109,238
*Kakaopay Corp. 1,218 44,711
KB Financial Group, Inc. 11,733 960,216
KB Financial Group, Inc.,
Sponsored ADR 4,556 370,950
KC Tech Co., Ltd. 310 8,344
KCTC 4,395 16,688
KEPCO Engineering &
Construction Co., Inc. 821 58,892
KEPCO Plant Service &
Engineering Co., Ltd. 4,856 172,802
KG Chemical Corp. 5,310 18,150
KG DONGBUSTEEL 5,977 22,863
KG Eco Solution Co., Ltd. 2,813 11,195
*KG Mobility Co. 3,904 10,454
KGMobilians Co., Ltd. 286 992
KH Vatec Co., Ltd. 347 3,057
KINX, Inc. 568 37,076
KISWIRE, Ltd. 1,554 19,480
KIWOOM Securities Co., Ltd. 2,198 458,190
*KNJ Co., Ltd. 1,143 20,899
Koh Young Technology, Inc. 2,508 29,397
Kolmar BNH Co., Ltd. 298 2,901
Kolmar Korea Co., Ltd. 2,148 116,088
Kolon Corp. 1,242 38,007
Kolon Enp, Inc. 764 4,167
Kolon Industries, Inc. 2,169 54,196
KoMiCo, Ltd. 862 66,976
*Korea Circuit Co., Ltd. 3,312 48,003
Korea Electric Terminal Co.,
Ltd. 926 40,231
Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 11,572
Korea Fuel-Tech Corp. 3,995 16,824
Korea Gas Corp. 3,922 114,790
*Korea Information &
Communications Co., Ltd. 1,701 9,706
Korea Information Certificate
Authority, Inc. 448 1,953
Korea Investment Holdings
Co., Ltd. 7,420 949,406

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Korea Petrochemical Ind Co.,
Ltd. 297 $ 27,329
Korea Petroleum Industries
Co. 636 6,209
Korea United Pharm, Inc. 1,035 13,810
Korea Zinc Co., Ltd. 262 189,960
Korean Reinsurance Co. 20,615 153,518
*Krafton, Inc. 2,433 471,316
KT Skylife Co., Ltd. 3,428 12,054
KTCS Corp. 6,691 13,713
Kumho Petrochemical Co., Ltd. 731 59,516
Kumkang Kind Co., Ltd. 2,017 7,942
Kwang Dong Pharmaceutical
Co., Ltd. 4,798 19,229
Kyeryong Construction
Industrial Co., Ltd. 24 290
Kyobo Securities Co., Ltd. 2,942 19,472
Kyung Dong Navien Co., Ltd. 1,188 58,868
Kyung-In Synthetic Corp. 152 313
L&C Bio Co., Ltd. 15 556
L&F Co., Ltd. 20 1,714
*LabGenomics Co., Ltd. 12,305 19,044
Lake Materials Co., Ltd. 5,887 60,450
*LB Semicon, Inc. 6,329 22,078
Lee Ku Industrial Co., Ltd. 1,429 4,960
LEENO Industrial, Inc. 5,687 230,314
LG Chem, Ltd. 2,898 808,531
LG Electronics, Inc. 13,830 850,330
*LG Energy Solution, Ltd. 716 237,703
LG H&H Co., Ltd. 1,176 234,829
LG HelloVision Co., Ltd. 1,930 3,305
LG Innotek Co., Ltd. 1,835 310,395
*LigaChem Biosciences, Inc. 1,114 114,469
LOT Vacuum Co., Ltd. 1,699 15,562
Lotte Chemical Corp. 1,422 70,564
Lotte Chilsung Beverage Co.,
Ltd. 654 52,926
Lotte Innovate Co., Ltd. 250 3,641
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 2,843
Lotte Rental Co., Ltd. 3,908 80,368
Lotte Shopping Co., Ltd. 1,189 54,328
Lotte Wellfood Co., Ltd. 166 13,282
LS Corp. 2,909 426,728
LS Eco Energy, Ltd. 1,307 42,290
LS Electric Co., Ltd. 1,982 605,138
*LVMC Holdings 3,430 3,992
LX Hausys, Ltd. 279 5,512
LX Semicon Co., Ltd. 1,695 68,169
M.I.Tech Co., Ltd. 140 605
Macquarie Korea Infrastructure
Fund 39,775 306,810
Macrogen, Inc. 206 2,191
Maeil Dairies Co., Ltd. 16 389
*Manyo Co., Ltd. 728 8,365
Mcnex Co., Ltd. 1,457 31,855
Medytox, Inc. 169 14,258
MegaStudyEdu Co., Ltd. 745 21,726
Meritz Financial Group, Inc. 8,557 663,659
Shares Value †
KOREA, REPUBLIC OF — (Continued)
META BIOMED Co., Ltd. 2,170 $ 8,560
*MiCo, Ltd. 3,049 31,052
*Mirae Asset Life Insurance
Co., Ltd. 7,828 48,185
Mirae Asset Securities Co.,
Ltd. 25,430 469,422
Misto Holdings Corp. 5,914 152,753
Miwon Commercial Co., Ltd. 165 17,510
Miwon Specialty Chemical
Co., Ltd. 126 12,425
Modetour Network, Inc. 89 695
*MONAYONGPYONG 2,061 5,034
mPlus Corp. 398 4,852
Namhae Chemical Corp. 1,829 8,280
Namuga Co., Ltd. 836 9,905
Namyang Dairy Products Co.,
Ltd. 200 7,229
*Nature & Environment Co.,
Ltd. 128 56
Nature Holdings Co., Ltd.
(The) 252 1,689
NAVER Corp. 2,890 542,604
Neosem, Inc. 915 8,053
*Nepes Ark Corp. 1,409 19,680
ΩNetmarble Corp. 3,427 130,129
New Power Plasma Co., Ltd. 92 400
*Newflex Technology Co., Ltd. 2,955 10,889
Nexen Corp. 52 195
*Nexon Games Co., Ltd. 1,644 15,427
NEXTIN, Inc. 1,641 75,902
NH Investment & Securities
Co., Ltd. 16,315 233,031
NHN KCP Corp. 2,849 31,854
NICE Holdings Co., Ltd. 4,299 41,851
NICE Information &
Telecommunication, Inc. 24 385
NICE Information Service Co.,
Ltd. 6,057 61,601
no change 1,606 55,684
Nong Shim Holdings Co., Ltd. 343 22,654
NongShim Co., Ltd. 374 114,451
NOVAREX Co., Ltd. 423 5,065
OCI Co., Ltd. 393 16,302
OCI Holdings Co., Ltd. 1,032 82,719
*Okins Electronics Co., Ltd. 722 4,687
ONEJOON Co., Ltd. 1,612 10,409
Oriental Precision &
Engineering Co., Ltd. 2,101 15,381
Orion Corp. 3,863 269,237
Otoki Corp. 224 61,080
Paradise Co., Ltd. 209 2,712
Park Systems Corp. 510 87,163
Partron Co., Ltd. 6,981 33,907
*Pearl Abyss Corp. 1,957 47,526
People & Technology, Inc. 2,595 78,774
*Peptron, Inc. 736 139,735
PharmaResearch Co., Ltd.,
Class H 553 209,983
Pharmicell Co., Ltd. 1,481 17,640

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Philenergy Co., Ltd. 39 $ 391
*Philoptics Co., Ltd. 579 17,150
PI Advanced Materials Co.,
Ltd. 2,210 28,138
PKC Co., Ltd. 653 2,874
Posco DX Co., Ltd. 6,045 111,587
Posco M-Tech Co., Ltd. 707 7,597
Protec Co., Ltd. 98 2,153
PSK Holdings, Inc. 992 34,186
PSK, Inc. 3,682 97,558
Pulmuone Co., Ltd. 1,746 16,311
*Rainbow Robotics 377 115,501
Reyon Pharmaceutical Co.,
Ltd. 16 121
*Robostar Co., Ltd., Class A 152 9,271
*Robotis Co., Ltd., Class A 4 619
Rsupport Co., Ltd. 52 99
S&S Tech Corp. 1,693 66,662
S-1 Corp. 2,841 149,553
Sam Chun Dang Pharm Co.,
Ltd. 397 65,203
Sam-A Aluminum Co., Ltd. 24 405
Samchully Co., Ltd. 127 10,982
SAMHWA Paints Industrial
Co., Ltd. 2,019 8,233
*Samil Pharmaceutical Co.,
Ltd. 538 3,587
Samji Electronics Co., Ltd. 2,273 19,862
Samjin Pharmaceutical Co.,
Ltd. 923 12,782
*Samkee Energy Solutions
Co., Ltd. 24 35
Ω*Samsung Biologics Co., Ltd. 582 498,770
Samsung E&A Co., Ltd. 27,161 494,703
Samsung Electronics Co., Ltd. 69,246 5,224,738
Samsung Electronics Co., Ltd.,
GDR 3,322 6,195,530
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 1,201,711
*Samsung Heavy Industries
Co., Ltd. 22,756 471,970
Samsung Life Insurance Co.,
Ltd. 3,604 390,312
*Samsung Pharmaceutical
Co., Ltd. 3,277 3,526
Samsung SDS Co., Ltd. 3,210 412,304
Samsung Securities Co., Ltd. 10,953 594,256
SAMT Co., Ltd. 6,229 16,133
Samwha Capacitor Co., Ltd. 775 18,386
Samwha Electric Co., Ltd. 81 1,996
Samyoung Co., Ltd. 3,185 11,021
Sangsin Energy Display
Precision Co., Ltd. 689 6,166
Satrec Initiative Co., Ltd. 70 2,963
SD Biosensor, Inc. 8,673 58,135
SeAH Besteel Holdings Corp. 975 18,819
SeAH Steel Corp. 226 20,098
SeAH Steel Holdings Corp. 288 28,987
Seegene, Inc. 2,630 46,702
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Segyung Hitech Co., Ltd. 2,606 $ 10,462
Sejin Heavy Industries Co.,
Ltd. 1,558 24,112
Seobu T&D 5,696 36,461
Seohan Co., Ltd. 17,145 10,602
*Seojin System Co., Ltd. 1,190 22,677
Seoul Auction Co., Ltd. 203 977
Seoul Semiconductor Co., Ltd. 4,232 18,624
Seoyon Co., Ltd. 1,325 8,798
Seoyon E-Hwa Co., Ltd. 2,136 19,535
*Sewon E&C Co., Ltd., Class A 2,798 238
SFA Engineering Corp. 1,803 31,321
*SFA Semicon Co., Ltd., Class
A 1,834 5,503
SGC Energy Co., Ltd. 256 4,061
Shin Heung Energy &
Electronics Co., Ltd. 835 3,200
Shinhan Financial Group Co.,
Ltd. 19,361 996,077
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 140,338
Shinil Electronics Co., Ltd. 1,296 1,171
Shinsegae International, Inc. 3,978 28,702
Shinsegae, Inc. 933 113,748
Shinsung Delta Tech Co., Ltd. 1,373 52,810
*Shinsung E&G Co., Ltd.,
Class A 5,444 7,061
Shinwon Corp. 15,222 15,588
SHOWBOX Corp. 9,904 17,622
*Silicon2 Co., Ltd. 5,678 179,337
SIMMTECH Co., Ltd. 54 2,392
*SK Biopharmaceuticals Co.,
Ltd. 4,754 385,392
*SK Bioscience Co., Ltd. 1,561 55,549
SK Discovery Co., Ltd. 1,406 58,520
*SK Eternix Co., Ltd. 495 7,227
SK Gas, Ltd. 458 83,740
SK hynix, Inc. 4,203 1,649,045
Ω*SK IE Technology Co., Ltd. 1,030 22,194
*SK oceanplant Co., Ltd. 1,351 20,103
SK Securities Co., Ltd. 37,036 18,196
SK Telecom Co., Ltd. 415 15,234
#SK Telecom Co., Ltd., ADR 4,223 85,347
SKC Co., Ltd. 636 57,005
SL Corp. 2,647 67,534
SM Entertainment Co., Ltd. 1,806 151,477
*SMEC Co., Ltd. 5,128 14,775
*S-Oil Corp. 4,091 206,165
Solid, Inc. 7,818 44,227
*SOLUM Co., Ltd. 6,428 80,759
Songwon Industrial Co., Ltd. 1,711 11,529
SOOP Co., Ltd. 857 43,730
Soulbrain Co., Ltd. 697 138,446
Soulbrain Holdings Co., Ltd. 539 16,230
SPC Samlip Co., Ltd. 90 3,285
SPG Co., Ltd. 305 7,236
ST Pharm Co., Ltd. 242 17,206
Straffic Co., Ltd. 36 92
*Studio Dragon Corp. 2,234 71,422

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*STX Engine Co., Ltd. 102 $ 2,531
Suheung Co., Ltd. 8 150
Sung Kwang Bend Co., Ltd. 1,648 36,436
Sungwoo Hitech Co., Ltd. 5,885 28,005
SY Co., Ltd. 997 2,131
*Synergy Innovation Co., Ltd. 326 557
Systems Technology, Inc. 1,152 18,557
T&L Co., Ltd. 819 26,443
*Taewoong Co., Ltd. 2,036 43,942
*Taihan Cable & Solution Co.,
Ltd. 3,374 57,309
TCC Steel 1,586 20,427
TechWing, Inc. 4,977 233,349
Telechips, Inc. 390 3,824
TES Co., Ltd. 1,399 43,499
*TK Chemical Corp. 8,356 9,689
TK Corp. 1,789 35,472
TKG Huchems Co., Ltd. 892 11,194
TLB Co., Ltd. 420 20,222
Tokai Carbon Korea Co., Ltd. 834 97,171
Tongyang Life Insurance Co.,
Ltd. 4,755 22,594
Tonymoly Co., Ltd. 1,172 7,872
Toptec Co., Ltd. 438 1,433
Tovis Co., Ltd. 1,853 19,509
TSE Co., Ltd. 106 3,861
*Tuksu Construction Co., Ltd. 276 1,100
TYM Corp. 7,979 33,322
UBCare Co., Ltd. 44 110
Uni-Chem Co., Ltd. 1,414 1,299
Unid Co., Ltd. 451 21,272
Union Semiconductor
Equipment & Materials Co.,
Ltd. 1,862 13,082
Uniquest Corp. 523 2,823
*Unison Co., Ltd., Class A 2,800 2,398
Unitrontech Co., Ltd. 837 3,542
Value Added Technology Co.,
Ltd. 911 14,035
VICTEK Co., Ltd. 274 718
*<Vidente Co., Ltd. 34,567 15,115
Vieworks Co., Ltd. 625 8,304
Vitzro Tech Co., Ltd. 1,020 6,322
Vitzrocell Co., Ltd. 1,992 38,309
*VM, Inc. 222 3,755
*VT Co., Ltd. 3,391 59,502
Webcash Corp. 32 250
*<Wellbiotec Co., Ltd. 1,035 74
Wemade Co., Ltd. 1,029 19,392
*Won Ik Corp. 1,945 11,099
Won Tech Co., Ltd. 8,701 51,910
WONIK IPS Co., Ltd. 1,285 57,903
Wonik Materials Co., Ltd. 1,251 28,493
Wonik QnC Corp. 2,871 47,254
Woojin, Inc. 922 9,849
Woori Financial Group, Inc. 56,893 1,014,271
Woori Financial Group, Inc.,
ADR 4,658 249,762
*Woori Technology, Inc. 2,783 9,415
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Woosu AMS Co., Ltd., Class
A 270 $ 551
Worldex Industry & Trading
Co., Ltd. 3,416 60,420
Xexymix Corp. 2,729 8,763
Y G-1 Co., Ltd. 382 1,359
*YC Corp. 304 3,111
YG Entertainment, Inc. 1,673 107,443
*YMT Co., Ltd., Class A 638 5,790
Youlchon Chemical Co., Ltd. 186 4,132
Youngone Holdings Co., Ltd. 562 56,052
Yuanta Securities Korea Co.,
Ltd. 6,005 16,290
Yuhan Corp. 2,054 170,115
Zeus Co., Ltd. 2,274 24,707
Zinus, Inc. 1,828 17,719
TOTAL KOREA, REPUBLIC
OF 64,353,046
KUWAIT — (0.7%)
Al Ahli Bank of Kuwait KSCP 78,920 73,790
Al-Eid Food KSC 14,189 9,985
Ali Alghanim Sons Automotive
Co. KSCC 16,298 56,973
*<Arabi Group Holding KSC 15,895 14,966
Boubyan Bank KSCP 26,191 61,094
Burgan Bank SAK 99,268 76,322
Combined Group Contracting
Co. SAK 7,914 27,201
Gulf Bank KSCP 233,003 266,441
Gulf Cables & Electrical
Industries Group Co. KSCP 10,600 77,700
Heavy Engineering & Ship
Building Co. KSCP 18,325 56,596
Humansoft Holding Co. KSC 10,914 87,966
*IFA Hotels & Resorts-KPSC 1,993 8,480
Integrated Holding Co. KCSC 31,640 55,662
JTC Logistics Transportation &
Stevedoring Co. KSCP 11,242 16,811
Kuwait Finance House KSCP 441,980 1,156,247
Kuwait International Bank
KSCP 114,845 99,898
*Kuwait Real Estate Co. KSC 77,774 107,685
Kuwait Telecommunications
Co. 30,534 59,088
Mezzan Holding Co. KSCC 12,639 48,793
National Bank of Kuwait SAKP 223,297 763,844
Salhia Real Estate Co. KSCP 45,016 61,449
*United Real Estate Co. SAKP 14,698 11,348
*Warba Bank KSCP 325,201 306,184
TOTAL KUWAIT 3,504,523
MALAYSIA — (0.9%)
#Aeon Co. M BHD 36,600 11,011
Ajinomoto Malaysia BHD 100 320
Allianz Malaysia BHD 3,500 15,010
AMMB Holdings BHD 112,700 153,388
#Ancom Nylex BHD 124,710 27,694
*Astro Malaysia Holdings BHD 4,200 130
Bank Islam Malaysia BHD 42,200 22,168

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
MALAYSIA — (Continued)
#*Berjaya Corp. BHD 287,812 $ 19,930
#Carlsberg Brewery Malaysia
BHD 13,600 53,647
*Chin Hin Group BHD 49,800 27,468
CIMB Group Holdings BHD 167,600 292,139
CTOS Digital BHD 215,500 48,112
#D&O Green Technologies
BHD 128,800 38,443
#Dayang Enterprise Holdings
BHD 115,000 40,915
#Dialog Group BHD 257,800 120,651
DRB-Hicom BHD 1,800 542
#Duopharma Biotech BHD 1,722 514
DXN Holdings BHD 82,700 10,268
#Eastern & Oriental BHD,
Class A 91,700 17,517
#Eco World Development
Group BHD 87,900 43,236
#EG Industries BHD 38,400 12,562
*Ekovest BHD 158,000 12,638
#Fraser & Neave Holdings
BHD 11,200 75,309
#Frontken Corp. BHD 94,100 101,560
Gamuda BHD 253,003 304,474
Gas Malaysia BHD 31,300 33,931
Genting Malaysia BHD 145,600 81,005
#*Greatech Technology BHD 86,400 42,705
#Guan Chong BHD 62,066 13,338
Heineken Malaysia BHD 15,800 80,358
#Hextar Global BHD 11,700 2,528
IHH Healthcare BHD 46,900 92,389
#IJM Corp. BHD 141,900 84,029
IOI Properties Group BHD 66,500 33,345
Kelington Group BHD 71,100 93,204
Kerjaya Prospek Group BHD 23,000 15,322
#KPJ Healthcare BHD 81,900 55,539
KSL Holdings BHD 27,540 19,728
LBS Bina Group BHD 2,100 213
#LPI Capital BHD 32,600 111,936
#Magnum BHD 91,300 30,302
Mah Sing Group BHD 149,300 37,076
Malayan Banking BHD 115,200 271,496
Malaysian Resources Corp.
BHD 243,500 26,164
Matrix Concepts Holdings BHD 91,800 30,030
#MBSB BHD 129,200 22,366
Mi Technovation BHD 800 604
MNRB Holdings BHD 38,900 17,555
Ω#MR DIY Group M BHD 97,800 37,364
Padini Holdings BHD 50,700 22,880
Pecca Group BHD 20,000 6,447
#Perak Transit BHD 1,350 110
Petron Malaysia Refining &
Marketing BHD 300 270
Petronas Chemicals Group
BHD 35,600 33,152
Petronas Dagangan BHD 20,500 111,017
RHB Bank BHD 88,791 143,533
Shares Value †
MALAYSIA — (Continued)
Sam Engineering & Equipment
M BHD 12,150 $ 14,129
Scientex BHD 63,800 51,643
Sime Darby BHD 370,700 181,455
#Sime Darby Property BHD 180,500 58,184
SP Setia BHD Group 206,200 42,589
#Sports Toto BHD 144,888 48,088
Sunway BHD 68,000 87,841
Sunway Construction Group
BHD 48,500 68,095
Syarikat Takaful Malaysia
Keluarga BHD 42,100 31,163
Telekom Malaysia BHD 29,300 51,072
TIME dotCom BHD 58,200 66,288
#*Tropicana Corp. BHD, Class
A 96,400 26,931
#Uchi Technologies BHD 27,500 20,356
#UEM Sunrise BHD 102,500 15,664
#Velesto Energy BHD 464,400 27,722
#VS Industry BHD 236,678 27,974
#Wasco BHD 45,800 9,460
*WCT Holdings BHD 4,800 860
#Wellcall Holdings BHD 1,600 481
Westports Holdings BHD 37,850 46,544
Yinson Holdings BHD 164,131 92,882
#YTL Corp. BHD 143,039 88,802
#YTL Power International BHD 40,079 38,184
Zetrix Ai BHD 837,195 168,918
TOTAL MALAYSIA 4,264,907
MEXICO — (1.8%)
*Alpek SAB de CV 39,649 20,090
Alsea SAB de CV 36,300 100,399
America Movil SAB de CV,
ADR 27,833 633,757
America Movil SAB de CV,
Class B 237,818 271,642
Arca Continental SAB de CV 17,400 168,771
*Axtel SAB de CV 122,400 18,936
ΩBanco del Bajio SA 64,851 166,292
#Becle SAB de CV 20,299 24,915
Bolsa Mexicana de Valores
SAB de CV 38,000 72,635
Coca-Cola Femsa SAB de CV 3,811 32,835
Coca-Cola Femsa SAB de CV,
Sponsored ADR 2,679 230,260
Consorcio ARA SAB de CV 13,100 2,493
Corp Inmobiliaria Vesta SAB
de CV 69,190 210,350
Corp Inmobiliaria Vesta SAB
de CV, ADR 170 5,163
Corporativo Fragua SAB de
CV, Class H 1,287 37,218
El Puerto de Liverpool SAB
de CV 15,565 75,990
Fomento Economico Mexicano
SAB de CV 3,272 30,911
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,892 272,889

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
MEXICO — (Continued)
Genomma Lab Internacional
SAB de CV, Class B 107,900 $ 105,739
Gentera SAB de CV 129,719 309,063
Gruma SAB de CV, Class B 10,681 181,528
Grupo Aeroportuario del
Centro Norte SAB de CV 29,682 366,299
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 1,598 157,595
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 110 2,296
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 2,617 545,174
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 1,186 358,575
#Grupo Bimbo SAB de CV,
Class A 35,003 121,133
Grupo Carso SAB de CV 10,175 72,826
Grupo Comercial Chedraui SA
de CV 36,000 261,411
Grupo Financiero Banorte SAB
de CV, Class O 86,509 815,357
Grupo Financiero Inbursa SAB
de CV, Class O 63,557 154,580
Grupo Herdez SAB de CV 13,054 50,143
Grupo Mexico SAB de CV,
Class B 104,041 900,793
*Grupo Nutrisa SAB de CV 13,054 3,624
#Grupo Rotoplas SAB de CV 10,120 7,310
Grupo Televisa SAB 121,255 63,270
*Industrias Penoles SAB de
CV 12,703 526,629
La Comer SAB de CV 27,178 58,937
Medica Sur SAB de CV, Class
B 200 585
Megacable Holdings SAB de
CV 61,153 175,236
*Ollamani SAB, Class A 4,859 16,173
#Operadora De Sites
Mexicanos SAB de CV, Class
A 15,529 13,971
*Organizacion Soriana SAB de
CV, Class B 500 713
Promotora y Operadora de
Infraestructura SAB de CV 15,855 205,637
Qualitas Controladora SAB
de CV 16,432 149,222
Regional SAB de CV 27,452 204,667
Wal-Mart de Mexico SAB de
CV 179,698 594,941
TOTAL MEXICO 8,798,973
PERU — (0.1%)
Credicorp, Ltd. 1,828 477,108
Intercorp Financial Services,
Inc. 1,420 61,103
TOTAL PERU 538,211
Shares Value †
PHILIPPINES — (0.3%)
ACEN Corp. 1,193,000 $ 47,031
Alliance Global Group, Inc. 83,300 10,333
Apex Mining Co., Inc. 109,700 17,336
Asia United Bank Corp. 18,940 11,940
Ayala Corp. 4,140 32,923
Ayala Land, Inc. 195,300 66,040
Bank of the Philippine Islands 42,816 76,683
BDO Unibank, Inc. 53,167 120,608
Century Pacific Food, Inc. 45,500 27,060
Converge Information and
Communications Technology
Solutions, Inc. 238,600 51,734
D&L Industries, Inc. 88,100 6,751
DigiPlus Interactive Corp. 151,400 53,897
DM Wenceslao and
Associates, Inc. 1,300 112
DoubleDragon Corp. 2,700 454
Emperador, Inc. 47,700 12,953
Ginebra San Miguel, Inc.,
Class A 2,900 13,778
GT Capital Holdings, Inc. 6,370 59,154
International Container
Terminal Services, Inc. 34,840 313,767
LT Group, Inc. 184,100 45,736
Manila Electric Co. 3,380 33,599
Manila Water Co., Inc. 90,200 53,261
Megaworld Corp. 321,000 10,855
ΩMonde Nissin Corp. 45,800 5,253
Nickel Asia Corp. 182,000 11,350
Petron Corp. 15,000 599
Philippine National Bank 13,330 11,688
Philippine Seven Corp. 22,670 15,871
Philippine Stock Exchange,
Inc. (The) 60 207
Puregold Price Club, Inc. 109,200 70,697
Rizal Commercial Banking
Corp. 2,400 1,036
Robinsons Retail Holdings,
Inc. 1,600 946
Security Bank Corp. 21,470 25,392
SM Investments Corp. 1,360 16,847
Synergy Grid & Development
Phils, Inc. 85,000 21,521
Vista Land & Lifescapes, Inc.,
Class A 17,000 277
TOTAL PHILIPPINES 1,247,689
POLAND — (1.2%)
AB SA 1,377 36,309
Alior Bank SA 11,287 314,598
Ω*Allegro.eu SA 15,983 149,435
Amica SA 20 313
Apator SA 72 459
*Arctic Paper SA 776 1,783
ASBISc Enterprises PLC 4,107 33,190
Asseco Poland SA 9,434 549,166
Asseco South Eastern Europe
SA 2,492 44,640
Auto Partner SA 5,311 25,936

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
POLAND — (Continued)
Bank Handlowy w Warszawie
SA 3,397 $ 95,742
*Bank Millennium SA, Class A 24,536 102,666
*Bank Ochrony Srodowiska SA 64 209
Bank Polska Kasa Opieki SA 7,062 362,573
Benefit Systems SA 201 170,768
BNPP Bank Polska SA 1,391 42,597
Boryszew SA 416 676
Budimex SA 857 136,237
#*CCC SA, Class A 4,343 177,722
CD Projekt SA 2,363 162,528
Celon Pharma SA 76 444
Cyber Folks SA 827 41,462
*Cyfrowy Polsat SA 21,120 75,895
Develia SA 48,361 107,076
Ω*Dino Polska SA 18,624 222,428
Dom Development SA 949 63,267
*Fabryki Mebli Forte SA 92 651
Ferro SA, Class A 68 579
Grupa Kety SA 1,107 278,850
Grupa Pracuj SA 2,353 36,156
Ω*HUUUGE, Inc. 5,930 38,810
ING Bank Slaski SA 1,891 161,683
Inter Cars SA 728 108,904
KGHM Polska Miedz SA 6,847 359,700
LPP SA 70 340,135
#*Lubawa SA 4,560 12,253
*mBank SA 504 134,018
Mirbud SA 7,020 25,873
Neuca SA 186 37,502
NEWAG SA 96 2,365
Orange Polska SA 45,424 110,766
Pepco Group NV 16,613 125,250
PlayWay SA 4 290
*Polimex-Mostostal SA 3,038 4,890
Powszechna Kasa
Oszczednosci Bank Polski SA 3,228 66,222
Powszechny Zaklad
Ubezpieczen SA 20,870 334,033
Santander Bank Polska SA 1,126 148,669
*Selvita SA 8 80
Synektik SA 741 52,814
*Tauron Polska Energia SA 67,354 182,531
TEN Square Games SA 711 17,438
#Text SA 1,621 21,350
Unimot SA, Class F 371 13,131
Voxel SA 288 11,879
VRG SA 440 529
Wirtualna Polska Holding SA 1,668 25,043
ΩXTB SA 8,566 161,802
TOTAL POLAND 5,732,315
QATAR — (0.6%)
Aamal Co. 184,739 40,083
Al Meera Consumer Goods
Co. QSC 11,090 44,470
Al Rayan Bank 202,744 130,244
Barwa Real Estate Co. 154,436 111,553
Commercial Bank PSQC (The) 191,254 217,465
Shares Value †
QATAR — (Continued)
Doha Bank QPSC 263,349 $ 181,545
*Estithmar Holding QPSC,
Class A 67,133 75,615
Gulf International Services
QSC 78,239 66,420
Gulf Warehousing Co. 18,051 12,717
Mannai Corp. QSC 21,081 30,686
Mazaya Real Estate
Development QPSC 198,020 33,393
Medicare Group 19,895 35,512
Mesaieed Petrochemical
Holding Co. 178,103 61,145
Ooredoo QPSC 10,812 40,237
Qatar Aluminum Manufacturing
Co. 168,405 71,784
Qatar Fuel QSC 31,349 129,150
Qatar Industrial Manufacturing
Co. QSC 17,869 11,852
Qatar Insurance Co. SAQ 117,384 66,059
Qatar International Islamic
Bank QSC 62,257 190,311
Qatar Islamic Bank QPSC 29,327 197,178
Qatar Islamic Insurance Group 14,789 35,841
Qatar National Bank QPSC 200,440 1,017,890
United Development Co. QSC 151,083 39,130
Vodafone Qatar PQSC 167,453 110,608
Zad Holding Co. 12,742 48,924
TOTAL QATAR 2,999,812
SAUDI ARABIA — (2.6%)
Ades Holding Co. 44,398 200,079
*Advanced Petrochemical Co. 2,477 24,967
Al Babtain Power &
Telecommunication Co. 4,320 72,170
Al Hammadi Holding 7,058 65,721
Al Hassan Ghazi Ibrahim
Shaker Co. 978 6,827
Al Masane Al Kobra Mining
Co. 4,700 94,623
Al Rajhi Bank 62,614 1,764,809
*Al Rajhi Co. for Co-operative
Insurance 711 22,353
Alamar Foods 422 5,482
Alaseel Co. 240 228
Al-Dawaa Medical Services
Co. 4,111 71,967
Aldrees Petroleum and
Transport Services Co. 5,964 243,799
Alinma Bank 37,480 258,851
Alkhorayef Water and Power
Technologies Co. 2,667 107,031
*Allianz Saudi Fransi
Cooperative Insurance Co. 5,005 18,257
Almawarid Manpower Co. 284 10,148
*Alujain Corp. 5,106 43,569
Arab National Bank 34,713 224,376
Arabian Internet &
Communications Services Co. 3,453 231,848
*Arabian Shield Cooperative
Insurance Co. 2,430 8,456

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Arriyadh Development Co. 7,508 $ 58,941
*ARTEX Industrial Investment
Co. 60 224
Astra Industrial Group Co. 2,109 83,794
Bank Albilad 40,999 324,262
*Bank Al-Jazira 52,064 175,345
Banque Saudi Fransi 76,754 364,925
Basic Chemical Industries, Ltd. 40 300
Bawan Co. 1,828 27,590
BinDawood Holding Co. 34,347 52,388
Bupa Arabia for Cooperative
Insurance Co. 7,698 336,646
Catrion Catering Holding Co. 3,828 98,707
Co. for Cooperative Insurance
(The) 7,569 274,895
Dallah Healthcare Co. 2,852 117,117
*Dar Al Arkan Real Estate
Development Co., Class A 56,603 259,760
Dr. Sulaiman Al Habib Medical
Services Group Co. 4,972 360,887
East Pipes Integrated Co. for
Industry 2,623 101,698
Electrical Industries Co. 54,725 168,254
Elm Co. 926 233,713
*Emaar Economic City 18,264 62,046
Etihad Atheeb
Telecommunication Co. 927 26,573
*Fawaz Abdulaziz Al Hokair
& Co. 6,028 38,754
First Milling Co. 2,861 40,968
Gulf Insurance Group 1,475 9,935
*Herfy Food Services Co. 52 290
Jamjoom Pharmaceuticals
Factory Co. 1,818 75,626
Jarir Marketing Co. 83,925 317,783
L'Azurde Co. for Jewelry 60 200
Leejam Sports Co. JSC 2,307 78,681
*Lumi Rental Co. 2,667 44,413
Maharah Human Resources
Co. 33,684 49,761
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 4,003 16,353
Middle East Healthcare Co. 4,278 58,350
*Mouwasat Medical Services
Co. 7,762 159,063
Nahdi Medical Co. 3,555 109,964
National Co. for Glass
Industries (The) 674 7,333
*National Co. for Learning &
Education 692 31,923
National Gas &
Industrialization Co. 536 12,714
National Medical Care Co. 1,185 56,056
*Perfect Presentation For
Commercial Services Co.,
Class A 8,651 23,553
*Rabigh Refining &
Petrochemical Co. 10,374 24,869
Shares Value †
SAUDI ARABIA — (Continued)
*Red Sea International Co. 969 $ 10,465
Retal Urban Development Co. 23,624 74,145
Riyad Bank 71,115 515,421
Riyadh Cables Group Co. 3,474 131,266
SAL Saudi Logistics Services 2,417 113,304
Saudi Aramco Base Oil Co. 2,810 72,270
*Saudi Automotive Services
Co. 4,804 91,849
Saudi Awwal Bank 23,057 198,959
Saudi Basic Industries Corp. 9,460 154,003
Saudi Ceramic Co. 2,848 23,163
Saudi Chemical Co. Holding 37,070 72,951
Saudi Ground Services Co. 912 10,725
Saudi Industrial Investment
Group 13,305 57,830
Saudi Investment Bank (The) 22,361 81,987
Saudi Marketing Co. 92 407
Saudi National Bank (The) 142,498 1,515,358
*Saudi Paper Manufacturing
Co. 1,524 21,843
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 4,883 39,427
*Saudi Public Transport Co. 6,826 23,098
*Saudi Real Estate Co. 11,655 44,722
*Saudi Reinsurance Co. 9,793 81,057
*Saudi Research & Media
Group 1,667 76,368
Saudi Steel Pipe Co. 3,622 50,175
Saudi Telecom Co. 40,940 493,225
Saudia Dairy & Foodstuff Co. 1,146 87,643
*Seera Group Holding 15,489 127,955
*Sinad Holding Co. 10,025 27,908
Sumou Real Estate Co. 840 8,686
Sustained Infrastructure
Holding Co. 2,719 26,478
*Takween Advanced Industries
Co. 108 208
Theeb Rent A Car Co. 3,696 64,259
United Electronics Co. 5,555 131,389
United International
Transportation Co. 5,677 111,946
*Walaa Cooperative Insurance
Co. 11,831 36,785
TOTAL SAUDI ARABIA 12,337,490
SOUTH AFRICA — (2.5%)
Absa Group, Ltd. 17,230 192,694
Adcock Ingram Holdings, Ltd. 224 965
Advtech, Ltd. 27,711 56,501
AECI, Ltd. 19,280 99,545
Altron, Ltd., Class A 31,431 33,367
Anglogold Ashanti PLC 142 9,840
Anglogold Ashanti PLC 15,048 1,023,264
Barloworld, Ltd. 13,538 93,182
Bid Corp., Ltd. 17,392 430,362
Bidvest Group, Ltd. 34,160 443,405
*Blu Label Unlimited Group,
Ltd. 63,028 45,019

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Capitec Bank Holdings, Ltd.,
Class F 1,852 $ 409,515
Cashbuild, Ltd., Class A 2,575 20,490
Clicks Group, Ltd. 23,539 495,755
Coronation Fund Managers,
Ltd. 25,550 72,644
Curro Holdings, Ltd. 17,002 12,968
DataTec, Ltd. 45,941 190,549
ΩDis-Chem Pharmacies, Ltd. 50,977 99,734
Discovery, Ltd. 20,183 253,608
DRDGOLD, Ltd. 4,063 10,298
DRDGOLD, Ltd., ADR 2,577 65,018
Famous Brands, Ltd. 3,888 12,171
Foschini Group, Ltd. 18,756 99,664
Gold Fields, Ltd., Sponsored
ADR 37,392 1,436,227
Grindrod, Ltd. 45,618 44,611
Harmony Gold Mining Co., Ltd. 12,117 203,575
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 437 7,215
Hudaco Industries, Ltd. 3,864 39,627
Impala Platinum Holdings, Ltd. 26,335 283,216
Investec, Ltd. 12,738 95,841
Invicta Holdings, Ltd. 296 652
Kumba Iron Ore, Ltd. 6,182 123,140
Lewis Group, Ltd. 92 444
Life Healthcare Group
Holdings, Ltd. 95,977 65,729
Momentum Group, Ltd. 115,281 222,148
Motus Holdings, Ltd. 17,721 106,699
Mpact, Ltd. 540 730
Mr.Price Group, Ltd. 26,074 311,203
MTN Group, Ltd. 98,863 986,377
*Nampak, Ltd. 515 14,292
Nedbank Group, Ltd. 16,063 218,863
NEPI Rockcastle NV 61,075 494,731
Netcare, Ltd. 123,454 103,920
Ninety One, Ltd. 35,790 106,549
Northam Platinum Holdings,
Ltd. 14,972 250,462
Old Mutual, Ltd. 335,570 262,338
Omnia Holdings, Ltd. 23,561 103,569
OUTsurance Group, Ltd. 57,814 243,497
ΩPepkor Holdings, Ltd. 200,695 305,689
*Pick n Pay Stores, Ltd. 31,882 52,056
Raubex Group, Ltd. 8,919 21,340
Reunert, Ltd. 19,049 61,370
Sanlam, Ltd. 73,015 383,221
Santam, Ltd. 5,047 120,432
Shoprite Holdings, Ltd. 1,539 25,754
*Sibanye Stillwater, Ltd., Class
A 90,564 242,079
*Sibanye Stillwater, Ltd., Class
A, ADR 10,680 112,781
*SPAR Group, Ltd. (The) 32,140 202,510
Spur Corp., Ltd. 5,549 11,564
Stadio Holdings, Ltd. 1,044 669
Tiger Brands, Ltd. 4,806 91,060
Truworths International, Ltd. 24,993 74,766
Shares Value †
SOUTH AFRICA — (Continued)
Valterra Platinum, Ltd. 4,222 $ 261,614
Vodacom Group, Ltd. 13,755 111,135
We Buy Cars Holdings, Ltd. 24,424 64,821
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 61,307
Woolworths Holdings, Ltd. 57,737 174,419
Zeda, Ltd. 8,402 5,963
TOTAL SOUTH AFRICA 12,280,763
TAIWAN — (20.8%)
91APP, Inc. 8,000 18,763
#Ability Enterprise Co., Ltd. 21,275 59,449
Ability Opto-Electronics
Technology Co., Ltd. 2,000 6,415
AcBel Polytech, Inc. 73,886 104,793
Accton Technology Corp. 29,000 1,018,835
Ace Pillar Co., Ltd. 9,000 26,027
Acer, Inc. 344,000 336,268
ACES Electronic Co., Ltd. 18,000 40,402
*Acon Holding, Inc. 6,000 1,610
Acter Group Corp., Ltd. 17,000 425,816
Action Electronics Co., Ltd. 21,000 7,719
ADATA Technology Co., Ltd. 38,867 250,339
ADDCN Technology Co., Ltd. 4,295 24,450
Adlink Technology, Inc. 9,000 17,361
Advanced Energy Solution
Holding Co., Ltd. 4,000 153,541
Advanced International
Multitech Co., Ltd. 13,000 25,246
Advanced Power Electronics
Corp. 24,000 80,023
Advancetek Enterprise Co.,
Ltd. 48,000 54,962
Advantech Co., Ltd. 30,399 310,012
AIC, Inc. 3,280 40,599
Airoha Technology Corp. 3,000 48,795
Airtac International Group 8,000 237,078
Alchip Technologies, Ltd. 8,000 909,535
*ALI Corp. 7,800 7,181
All Ring Tech Co., Ltd., Class
A 10,564 126,633
Allied Supreme Corp. 6,000 48,404
Allis Electric Co., Ltd., Class A 26,422 94,975
Alltek Technology Corp. 42,000 43,720
Alltop Technology Co., Ltd. 6,000 48,209
Alpha Networks, Inc. 36,000 38,060
Altek Corp. 48,951 79,061
Amazing Microelectronic Corp. 14,000 45,496
Ampire Co., Ltd. 3,000 2,459
AMPOC Far-East Co., Ltd. 8,864 26,153
AmTRAN Technology Co., Ltd. 33,191 15,170
Anderson Industrial Corp. 22,000 10,270
Anji Technology Co., Ltd. 1,000 1,213
Anpec Electronics Corp. 2,000 15,582
Apac Opto Electronics, Inc. 7,000 18,399
Apacer Technology, Inc. 10,000 33,668
APAQ Technology Co., Ltd. 3,000 18,054
Apex Biotechnology Corp. 4,000 4,281
ARBOR Technology Corp. 4,000 5,315

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Arcadyan Technology Corp. 8,000 $ 52,438
Argosy Research, Inc. 7,000 41,785
Arizon RFID Technology
Cayman Co., Ltd. 2,000 9,173
ASE Technology Holding Co.,
Ltd. 108,000 869,523
ASE Technology Holding Co.,
Ltd., ADR 5,870 93,979
Asia Electronic Material Co.,
Ltd. 8,000 5,972
Asia Optical Co., Inc. 22,000 112,358
Asia Polymer Corp. 43,000 17,555
Asia Tech Image, Inc. 8,000 19,856
Asia Vital Components Co.,
Ltd. 30,337 1,406,273
ASIX Electronics Corp. 3,000 9,300
ASMedia Technology, Inc. 4,000 188,023
ASPEED Technology, Inc. 4,000 711,753
ASROCK, Inc. 5,000 52,210
Asustek Computer, Inc. 34,000 770,892
ATE Energy International Co.,
Ltd. 6,000 5,865
*Aten International Co., Ltd. 12,000 23,656
Auden Techno Corp. 5,000 15,810
AURAS Technology Co., Ltd. 7,000 240,233
Avalue Technology, Inc. 6,000 21,762
Axiomtek Co., Ltd. 6,000 16,063
Azurewave Technologies, Inc. 4,000 9,525
*Bafang Yunji International
Co., Ltd. 2,000 12,524
Bank of Kaohsiung Co., Ltd. 26,780 10,541
BenQ Materials Corp. 23,000 15,562
*BES Engineering Corp. 274,000 136,817
Bin Chuan Enterprise Co., Ltd. 10,000 21,762
*Biostar Microtech
International Corp. 12,000 8,900
Bioteque Corp. 3,000 12,003
Bizlink Holding, Inc. 10,137 460,008
Bora Pharmaceuticals Co., Ltd. 4,799 96,945
Brightek Optoelectronic Co.,
Ltd. 8,000 10,826
Brighton-Best International
Taiwan, Inc. 53,000 57,757
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 38,711
Brogent Technologies, Inc. 4,000 12,387
C Sun Manufacturing, Ltd. 10,000 57,578
*Caliway Biopharmaceuticals
Co., Ltd. 12,000 58,749
Capital Securities Corp. 107,000 85,103
Castles Technology Co., Ltd. 27,562 63,837
Caswell, Inc. 4,000 10,956
Cathay Financial Holding Co.,
Ltd. 333,979 695,314
Cathay Real Estate
Development Co., Ltd. 80,000 59,465
CCP Contact Probes Co., Ltd. 9,309 16,413
Celxpert Energy Corp. 26,000 34,508
Cenra, Inc. 9,500 10,507
Shares Value †
TAIWAN — (Continued)
Central Reinsurance Co., Ltd. 58,284 $ 46,546
Century Iron & Steel Industrial
Co., Ltd. 26,000 129,827
Chaintech Technology Corp. 1,000 950
Chang Hwa Commercial Bank,
Ltd. 455,658 293,485
Chang Wah Technology Co.,
Ltd. 31,000 40,640
Channel Well Technology Co.,
Ltd. 32,000 80,466
Chant Sincere Co., Ltd. 4,000 5,218
CHC Healthcare Group 30,000 42,110
Chen Full International Co.,
Ltd. 7,000 9,097
Chenbro Micom Co., Ltd. 6,000 180,931
Cheng Fwa Industrial Co., Ltd. 28,000 19,583
Cheng Mei Materials
Technology Corp. 35,699 15,910
Cheng Shin Rubber Industry
Co., Ltd. 127,000 131,788
Cheng Uei Precision Industry
Co., Ltd. 37,000 59,458
Chenming Electronic
Technology Corp. 10,000 40,500
Chia Chang Co., Ltd. 9,000 12,135
Chicony Electronics Co., Ltd. 60,000 253,733
Chicony Power Technology
Co., Ltd. 17,000 49,881
China Bills Finance Corp. 80,000 43,330
*China Man-Made Fiber Corp. 143,000 29,074
China Metal Products 40,000 34,156
#China Motor Corp. 34,000 64,481
China Steel Chemical Corp. 17,000 45,015
China Wire & Cable Co., Ltd. 3,000 3,728
Ching Feng Home Fashions
Co., Ltd. 1,000 644
Chlitina Holding, Ltd. 7,000 22,771
Chong Hong Construction Co.,
Ltd. 25,000 64,003
Chroma ATE, Inc. 32,000 852,542
Chun Yuan Steel Industry Co.,
Ltd. 71,000 44,229
Chung Hung Steel Corp. 87,000 41,885
Chung Hwa Chemical
Industrial Works, Ltd. 2,000 2,290
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 70,000 348,395
Chunghwa Precision Test
Tech Co., Ltd. 2,000 104,746
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 6,797 289,416
Cleanaway Co., Ltd. 5,000 39,280
CoAsia Electronics Corp. 25,000 43,834
Compal Electronics, Inc. 424,000 455,847
Compucase Enterprise 8,000 26,024
Concord Securities Co., Ltd. 29,700 12,318
Continental Holdings Corp. 46,000 32,397
Contrel Technology Co., Ltd. 18,000 23,099

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Coremax Corp. 13,000 $ 27,107
#Coretronic Corp. 33,000 94,037
Co-Tech Development Corp. 18,000 137,308
Crowell Development Corp. 24,450 24,576
*CSBC Corp., Class H 44,000 28,054
CTBC Financial Holding Co.,
Ltd. 696,000 947,516
CTCI Corp. 98,612 97,839
CviLux Corp. 10,000 26,674
Cyberlink Corp. 5,000 15,289
CyberPower Systems, Inc. 4,200 32,722
*CyberTAN Technology, Inc. 46,000 39,878
DA CIN Construction Co., Ltd. 36,200 77,249
Da-Li Development Co., Ltd. 37,710 60,538
Darfon Electronics Corp. 18,000 21,079
Darwin Precisions Corp. 48,600 17,707
Daxin Materials Corp. 9,000 111,691
De Licacy Industrial Co., Ltd. 1,106 392
Delpha Construction Co., Ltd. 20,000 19,258
Delta Electronics, Inc. 51,000 1,650,727
Depo Auto Parts Ind Co., Ltd. 11,000 48,844
Dimerco Data System Corp. 7,000 27,781
Dimerco Express Corp. 15,500 40,488
D-Link Corp. 117,000 63,560
Drewloong Precision, Inc. 1,025 5,052
#Dynapack International
Technology Corp. 16,000 159,787
E Ink Holdings, Inc. 28,000 193,097
E.Sun Financial Holding Co.,
Ltd. 620,466 600,464
Eastech Holding, Ltd. 4,000 14,183
Eastern Media International
Corp. 20,710 13,912
Eclat Textile Co., Ltd. 10,000 133,535
Edimax Technology Co., Ltd. 18,000 11,594
Edison Opto Corp. 10,000 5,823
Edom Technology Co., Ltd. 26,000 32,140
Egis Technology, Inc. 10,000 44,729
Elan Microelectronics Corp. 31,000 125,045
E-Lead Electronic Co., Ltd. 4,000 5,732
E-LIFE MALL Corp. 5,000 10,767
Elite Advanced Laser Corp. 12,000 106,958
Elite Material Co., Ltd. 22,000 973,293
Elite Semiconductor
Microelectronics Technology,
Inc. 35,000 102,811
Elitegroup Computer Systems
Co., Ltd. 49,000 32,357
eMemory Technology, Inc. 5,000 323,672
Emerging Display
Technologies Corp. 11,000 7,389
Ennoconn Corp. 19,000 180,785
EOI Investment Holdings Co.,
Ltd. 21,000 12,877
Eson Precision Ind Co., Ltd. 15,000 40,256
Eternal Materials Co., Ltd. 104,000 138,200
#*Etron Technology, Inc. 94,933 112,718
Ever Supreme Bio Technology
Co., Ltd. 3,409 17,909
Shares Value †
TAIWAN — (Continued)
Evergreen Aviation
Technologies Corp. 17,000 $ 81,845
Evergreen International
Storage & Transport Corp. 22,000 41,007
EVERGREEN Steel Corp. 32,000 110,862
Everlight Chemical Industrial
Corp. 75,000 45,745
Everlight Electronics Co., Ltd. 40,000 76,250
Evertop Wire Cable Corp. 2,000 2,212
Excelsior Medical Co., Ltd. 16,800 46,398
Far Eastern Department
Stores, Ltd. 40,000 28,171
Far Eastern International Bank 432,398 177,933
Far Eastern New Century
Corp. 127,000 109,479
Far EasTone
Telecommunications Co., Ltd. 78,000 234,703
Faraday Technology Corp. 27,004 160,315
Farglory F T Z Investment
Holding Co., Ltd. 20,644 32,536
Farglory Land Development
Co., Ltd. 43,000 75,394
Feedback Technology Corp. 4,320 15,177
Feng Hsin Steel Co., Ltd. 15,000 30,887
Feng TAY Enterprise Co., Ltd. 25,520 101,280
Firich Enterprises Co., Ltd. 35,000 27,154
#First Copper Technology Co.,
Ltd. 28,000 38,210
First Financial Holding Co.,
Ltd. 487,853 453,082
First Hi-Tec Enterprise Co.,
Ltd. 4,000 45,867
First Insurance Co., Ltd. (The) 18,000 15,400
FIT Holding Co., Ltd. 14,000 16,873
Fittech Co., Ltd. 5,253 11,808
FLEXium Interconnect, Inc. 34,000 69,900
Flytech Technology Co., Ltd. 12,000 41,573
FocalTech Systems Co., Ltd. 48,000 92,437
Forcecon Tech Co., Ltd. 9,329 33,230
Formosa International Hotels
Corp. 4,000 24,788
Formosa Petrochemical Corp. 19,000 27,628
#Formosa Plastics Corp. 151,000 187,147
Formosan Union Chemical
Corp. 39,000 21,123
Fortune Electric Co., Ltd. 21,570 501,693
Fositek Corp. 3,000 141,993
Founding Construction &
Development Co., Ltd. 31,000 15,026
Foxsemicon Integrated
Technology, Inc. 10,000 120,686
Froch Enterprise Co., Ltd. 19,000 8,591
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 8,903
Fu Hua Innovation Co., Ltd. 55,531 35,406
Fubon Financial Holding Co.,
Ltd. 397,310 1,178,709
Fulgent Sun International
Holding Co., Ltd. 11,433 35,741

101
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Fusheng Precision Co., Ltd. 6,000 $ 47,331
G Shank Enterprise Co., Ltd. 16,353 51,334
Gallant Precision Machining
Co., Ltd. 13,000 39,244
#Gamania Digital
Entertainment Co., Ltd. 18,000 34,781
*GCS Holdings, Inc. 6,000 35,620
Gemtek Technology Corp. 58,000 49,338
General Interface Solution GIS
Holding, Ltd. 46,000 74,070
Genesys Logic, Inc. 9,000 31,619
Genius Electronic Optical Co.,
Ltd. 9,000 122,816
GeoVision, Inc. 2,670 4,021
Getac Holdings Corp. 42,000 188,543
GFC, Ltd. 4,000 16,135
Gigabyte Technology Co., Ltd. 54,000 492,730
*Gigastorage Corp. 59,000 36,466
Global Unichip Corp. 8,000 398,165
Globaltek Fabrication Co., Ltd. 4,000 7,326
Globe Union Industrial Corp. 10,111 3,388
Gloria Material Technology
Corp. 59,000 65,255
GMI Technology, Inc. 26,360 33,442
Goldsun Building Materials
Co., Ltd. 137,000 161,328
Good Finance Securities Co.,
Ltd. 16,000 13,350
Gordon Auto Body Parts 4,000 4,131
Gourmet Master Co., Ltd. 4,000 9,095
Grand Fortune Securities Co.,
Ltd. 16,000 6,194
Grand Pacific Petrochemical 35,000 11,727
Grand Process Technology
Corp. 1,000 47,331
Grape King Bio, Ltd. 8,000 32,139
Great Tree Pharmacy Co., Ltd. 9,038 32,487
*Green World FinTech Service
Co., Ltd. 8,000 15,510
Group Up Industrial Co., Ltd. 1,000 9,060
GTM Holdings Corp. 12,000 11,847
Gudeng Precision Industrial
Co., Ltd. 5,000 57,415
Harvatek Corp. 11,000 7,264
Heran Co., Ltd. 4,800 9,946
Hey Song Corp. 29,000 35,235
Highwealth Construction Corp. 165,925 210,503
Hitron Technology, Inc. 12,000 9,505
Hiwin Mikrosystem Corp. 6,000 22,153
Hiwin Technologies Corp. 13,000 94,515
Hiyes International Co., Ltd. 13,000 35,438
Hocheng Corp. 10,000 5,823
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 15,977
Holy Stone Enterprise Co., Ltd. 15,200 56,368
Hon Hai Precision Industry
Co., Ltd. 391,000 3,275,186
Hong Pu Real Estate
Development Co., Ltd. 29,000 24,575
Shares Value †
TAIWAN — (Continued)
Hong TAI Electric Industrial 12,000 $ 15,380
Hotai Motor Co., Ltd. 24,060 442,990
Hsin Kuang Steel Co., Ltd. 26,000 33,577
Hu Lane Associate, Inc. 6,300 26,949
HUA ENG Wire & Cable Co.,
Ltd. 40,000 43,004
Hua Jung Components Co.,
Ltd. 19,000 11,743
Hua Nan Financial Holdings
Co., Ltd. 394,819 375,027
#Hua Yu Lien Development
Co., Ltd. 11,712 23,698
Huaku Development Co., Ltd. 55,610 188,134
Huang Hsiang Construction
Corp. 9,015 12,097
Hung Ching Development &
Construction Co., Ltd. 21,000 18,615
Hung Sheng Construction, Ltd. 40,000 27,715
Hwacom Systems, Inc. 14,000 11,135
#Hwang Chang General
Contractor Co., Ltd. 18,944 42,767
Ibase Technology, Inc. 17,000 27,097
IBF Financial Holdings Co.,
Ltd. 211,951 105,145
IC Plus Corp. 7,000 11,636
Ichia Technologies, Inc. 45,000 74,802
I-Chiun Precision Industry Co.,
Ltd. 20,000 47,819
In Win Development, Inc. 3,000 8,002
Innodisk Corp. 7,059 98,970
Inpaq Technology Co., Ltd. 14,000 39,576
Insyde Software Corp. 3,600 26,701
Integrated Service Technology,
Inc. 386 1,388
International Games System
Co., Ltd. 31,000 726,066
Inventec Corp. 245,000 365,814
Iron Force Industrial Co., Ltd. 8,000 24,723
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 10,554
ITE Technology, Inc. 12,000 50,942
ITEQ Corp. 23,000 87,538
Jarllytec Co., Ltd. 12,300 39,332
Jean Co., Ltd. 13,600 11,281
Jentech Precision Industrial
Co., Ltd. 6,000 415,731
Jetwell Computer Co., Ltd. 2,240 12,934
Johnson Health Tech Co., Ltd. 13,000 67,662
JPC connectivity, Inc. 6,000 32,693
JPP Holding Co., Ltd. 4,000 41,443
JSL Construction &
Development Co., Ltd. 15,581 25,849
Kaori Heat Treatment Co., Ltd. 4,000 81,195
KEE TAI Properties Co., Ltd. 31,465 10,798
Kerry TJ Logistics Co., Ltd. 22,000 24,046
Keystone Microtech Corp. 1,000 13,825
KGI Financial Holding Co., Ltd. 1,434,480 741,948
#Kindom Development Co.,
Ltd. 64,900 70,303

102
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
#King Slide Works Co., Ltd. 3,000 $ 401,093
Kinik Co. 6,000 61,384
Kinko Optical Co., Ltd. 21,000 31,424
Kinpo Electronics 133,000 98,427
Kinsus Interconnect
Technology Corp. 16,000 71,045
KMC Kuei Meng International,
Inc. 7,000 20,517
KNH Enterprise Co., Ltd. 8,000 4,398
KS Terminals, Inc. 10,000 16,330
Kung Long Batteries Industrial
Co., Ltd. 1,000 3,952
*Kung Sing Engineering Corp. 52,000 19,622
Kuo Toong International Co.,
Ltd. 31,000 58,287
Kuo Yang Construction Co.,
Ltd. 31,000 19,009
Kwong Lung Enterprise Co.,
Ltd. 9,000 13,994
L&K Engineering Co., Ltd. 25,571 398,026
La Kaffa International Co., Ltd. 1,000 2,410
Lanner Electronics, Inc. 11,120 29,192
Largan Precision Co., Ltd. 3,000 216,161
Lelon Electronics Corp. 19,000 67,369
Leo Systems, Inc. 17,000 19,659
*Leofoo Development Co., Ltd. 5,000 2,741
Lian HWA Food Corp. 11,561 41,745
Lien Hwa Industrial Holdings
Corp. 75,209 118,045
Lite-On Technology Corp. 100,000 583,911
Long Da Construction &
Development Corp. 39,000 36,220
Longchen Paper & Packaging
Co., Ltd. 84,000 25,604
Longwell Co. 13,000 79,503
Loop Telecommunication
International, Inc. 5,000 7,425
Lotes Co., Ltd. 8,051 361,419
Lotus Pharmaceutical Co., Ltd. 17,000 163,414
Loyalty Founder Enterprise
Co., Ltd. 19,000 18,604
Lumax International Corp., Ltd. 9,000 29,013
*Lung Yen Life Service Corp.,
Class A 17,000 28,756
Lungteh Shipbuilding Co., Ltd. 6,000 23,519
Luxe Green Energy
Technology Co., Ltd. 2,060 1,491
LuxNet Corp. 9,205 61,085
M3 Technology, Inc. 1,000 2,710
Machvision, Inc. 3,000 54,943
Makalot Industrial Co., Ltd. 22,300 195,137
Marketech International Corp. 10,000 80,023
Materials Analysis Technology,
Inc. 9,466 62,509
Mechema Chemicals
International Corp. 5,000 11,890
MediaTek, Inc. 41,000 1,747,178
Mega Financial Holding Co.,
Ltd. 326,582 429,196
Shares Value †
TAIWAN — (Continued)
Mercuries & Associates
Holding, Ltd. 71,000 $ 33,027
Mercuries Data Systems, Ltd. 3,152 2,625
*Mercuries Life Insurance Co.,
Ltd. 364,848 85,809
Merida Industry Co., Ltd. 28,000 91,084
Merry Electronics Co., Ltd. 40,241 134,176
METAAGE Corp. 10,000 16,981
*Microbio Co., Ltd. 28,000 20,038
Micro-Star International Co.,
Ltd. 28,000 99,737
Mildef Crete, Inc. 10,000 34,970
MIN AIK Technology Co., Ltd. 13,000 9,325
Mirle Automation Corp. 6,220 12,828
Momo.com, Inc. 13,508 102,603
MOSA Industrial Corp. 13,331 7,350
Motech Industries, Inc. 32,000 17,696
MPI Corp. 17,000 1,161,316
MSSCORPS Co., Ltd. 4,320 24,101
My Humble House Hospitality
Management Consulting 2,000 2,401
Nak Sealing Technologies
Corp. 9,000 31,180
Nan Kang Rubber Tire Co.,
Ltd. 7,920 9,326
Nan Pao Resins Chemical
Co., Ltd. 8,000 95,638
Nan Ya Plastics Corp. 220,000 296,997
Nang Kuang Pharmaceutical
Co., Ltd. 2,000 2,524
National Petroleum Co., Ltd.,
Class A 5,000 9,320
Netronix, Inc. 5,000 21,958
*New Asia Construction &
Development Corp., Class H 20,000 9,629
Nichidenbo Corp. 37,000 108,565
Nien Made Enterprise Co., Ltd. 10,000 120,360
Niko Semiconductor Co., Ltd. 8,888 16,364
North-Star International Co.,
Ltd. 9,252 7,976
#Novatek Microelectronics
Corp. 49,000 626,427
Nuvoton Technology Corp. 22,000 44,084
O-Bank Co., Ltd. 148,000 43,570
*OBI Pharma, Inc. 8,000 6,480
Ocean Plastics Co., Ltd. 13,000 15,224
Orient Semiconductor
Electronics, Ltd. 42,000 66,400
Oriental Union Chemical Corp. 24,000 9,330
O-TA Precision Industry Co.,
Ltd. 5,000 12,069
Pacific Hospital Supply Co.,
Ltd. 1,000 2,876
Pan German Universal Motors,
Ltd. 3,000 28,350
Pan Jit International, Inc. 25,000 68,557
Pan-International Industrial
Corp. 50,000 91,409
Parade Technologies, Ltd. 6,000 132,722

103
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Parpro Corp. 2,000 $ 3,435
*PChome Online, Inc., Class A 39,000 44,213
PCL Technologies, Inc. 5,000 19,518
Pegatron Corp. 191,000 461,019
Pegavision Corp. 2,000 22,153
PharmaEngine, Inc. 23,000 53,196
PharmaEssentia Corp. 24,975 404,592
*Phihong Technology Co., Ltd. 42,000 41,671
Phison Electronics Corp. 12,000 415,731
Pixart Imaging, Inc. 13,000 98,110
Planet Technology Corp. 5,000 21,551
Posiflex Technology, Inc. 6,000 42,354
Powertech Technology, Inc. 64,000 360,170
Poya International Co., Ltd. 4,080 60,322
President Chain Store Corp. 59,000 457,744
Primax Electronics, Ltd. 62,000 167,399
Prince Housing &
Development Corp. 109,000 31,628
Promate Electronic Co., Ltd. 32,399 50,062
Qisda Corp. 114,600 115,752
QST International Corp. 7,699 10,644
Qualipoly Chemical Corp. 8,000 47,103
Quang Viet Enterprise Co.,
Ltd. 4,292 10,778
Quanta Computer, Inc. 107,000 1,045,948
Quanta Storage, Inc. 12,000 41,573
Quintain Steel Co., Ltd. 32,000 9,077
Radiant Opto-Electronics Corp. 38,000 163,170
Radium Life Tech Co., Ltd. 71,209 25,481
Raydium Semiconductor Corp. 8,000 63,368
Realtek Semiconductor Corp. 35,000 586,350
Rechi Precision Co., Ltd. 51,000 38,323
Rexon Industrial Corp., Ltd. 17,000 15,263
Rich Development Co., Ltd. 86,520 23,867
RiTdisplay Corp. 10,020 10,789
*Ritek Corp. 68,000 22,054
Ruby Tech Corp. 1,030 1,514
Ruentex Development Co.,
Ltd. 126,000 122,143
Run Long Construction Co.,
Ltd. 25,400 31,398
Sakura Development Co., Ltd. 37,737 59,108
Sampo Corp. 18,000 14,404
San Fang Chemical Industry
Co., Ltd. 26,000 26,177
San Fu Chemical Co., Ltd. 4,000 14,118
Sanyang Motor Co., Ltd. 60,000 117,888
Savior Lifetec Corp. 6,000 3,338
Scientech Corp. 4,000 46,453
ScinoPharm Taiwan, Ltd. 4,000 2,284
SciVision Biotech, Inc. 1,000 2,928
SDI Corp. 20,000 55,626
Senao Networks, Inc. 3,000 14,882
Sercomm Corp. 39,000 125,725
Sesoda Corp. 31,000 30,454
Shanghai Commercial &
Savings Bank, Ltd. (The) 344,000 443,135
Sharehope Medicine Co., Ltd. 5,732 4,531
ShenMao Technology, Inc. 16,000 52,828
Shares Value †
TAIWAN — (Continued)
Shieh Yih Machinery Industry
Co., Ltd. 7,000 $ 4,873
Shih Her Technologies, Inc. 4,293 24,229
Shihlin Electric & Engineering
Corp. 24,000 155,753
*Shihlin Paper Corp. 8,000 14,235
Shin Ruenn Development Co.,
Ltd. 15,594 29,523
Shin Zu Shing Co., Ltd. 16,383 112,716
Shinfox Energy Co., Ltd. 2,000 3,956
*Shining Building Business
Co., Ltd. 31,000 9,136
Shinkong Insurance Co., Ltd. 24,000 87,831
Shinkong Synthetic Fibers
Corp. 124,000 53,850
Shiny Chemical Industrial Co.,
Ltd. 8,400 39,895
Shuttle, Inc. 32,000 19,362
Sigurd Microelectronics Corp. 42,000 142,773
#Silergy Corp. 27,000 195,423
Simplo Technology Co., Ltd. 21,000 239,436
Sinbon Electronics Co., Ltd. 20,000 137,601
Sinmag Equipment Corp. 3,000 13,126
Sinon Corp. 48,000 66,595
SinoPac Financial Holdings
Co., Ltd. 632,170 527,477
Sinphar Pharmaceutical Co.,
Ltd. 10,500 10,981
Sinyi Realty, Inc. 24,000 17,683
Sitronix Technology Corp. 17,000 110,878
Solar Applied Materials
Technology Corp. 80,000 154,322
Sonix Technology Co., Ltd. 15,000 17,151
Southeast Cement Co., Ltd. 16,000 8,640
Speed Tech Corp. 23,000 35,389
Sporton International, Inc. 10,200 59,393
Standard Chemical &
Pharmaceutical Co., Ltd. 6,000 10,832
Standard Foods Corp. 59,000 60,265
Stark Technology, Inc. 14,000 72,867
*Starlux Airlines Co., Ltd.,
Class A 72,000 56,212
S-Tech Corp. 1,000 761
Sun Yad Construction Co., Ltd. 42,992 21,957
*Sunko INK Co., Ltd. 17,000 6,581
SunMax Biotechnology Co.,
Ltd. 2,000 25,373
Sunonwealth Electric Machine
Industry Co., Ltd. 32,000 157,184
Sunplus Innovation
Technology, Inc. 2,053 9,049
Sunplus Technology Co., Ltd. 82,000 57,483
Sunrex Technology Corp. 18,000 24,358
Sunspring Metal Corp. 10,000 7,157
Superalloy Industrial Co., Ltd. 9,000 13,921
#Supreme Electronics Co., Ltd. 98,564 211,614
#Swancor Holding Co., Ltd. 12,000 48,600
Sweeten Real Estate
Development Co., Ltd. 12,840 11,779

104
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Symtek Automation Asia Co.,
Ltd. 1,038 $ 5,318
Synmosa Biopharma Corp. 52,561 57,364
Synnex Technology
International Corp. 170,000 314,108
Syscom Computer Engineering
Co. 3,000 5,592
Systex Corp. 26,000 109,528
TA Chen Stainless Pipe 242,832 289,904
Ta Ya Electric Wire & Cable 165,885 226,641
TA-I Technology Co., Ltd. 7,000 14,232
Tai Tung Communication Co.,
Ltd. 24,000 17,800
Taichung Commercial Bank
Co., Ltd. 271,275 188,845
TaiDoc Technology Corp. 8,000 32,009
Taiflex Scientific Co., Ltd. 31,689 70,200
Taimide Tech, Inc. 4,000 7,885
Taita Chemical Co., Ltd. 30,000 10,735
Taiwan Business Bank 516,917 258,114
Taiwan Chinsan Electronic
Industrial Co., Ltd. 14,000 19,583
Taiwan Cooperative Financial
Holding Co., Ltd. 301,587 233,001
Taiwan Fertilizer Co., Ltd. 39,000 61,086
Taiwan Fire & Marine
Insurance Co., Ltd. 21,000 24,593
Taiwan FU Hsing Industrial
Co., Ltd. 18,400 30,765
#*Taiwan Glass Industry Corp. 69,000 62,848
Taiwan High Speed Rail Corp. 101,000 89,859
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 130,401
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 28,922 29,448
Taiwan Line Tek Electronic 2,000 1,597
Taiwan Mask Corp. 11,000 13,776
Taiwan Mobile Co., Ltd. 166,000 591,295
Taiwan Sakura Corp. 11,000 30,487
Taiwan Secom Co., Ltd. 27,000 94,857
Taiwan Semiconductor Co.,
Ltd. 11,000 19,681
Taiwan Semiconductor
Manufacturing Co., Ltd. 583,000 28,447,350
Taiwan Surface Mounting
Technology Corp. 26,000 93,035
*Taiwan TEA Corp. 7,000 3,165
Taiwan Union Technology
Corp. 26,000 326,047
Tatung Co., Ltd. 130,800 154,028
TBI Motion Technology Co.,
Ltd. 7,000 8,835
TCI Co., Ltd. 13,000 47,998
#Team Group, Inc. 25,000 109,788
Teco Electric and Machinery
Co., Ltd. 84,000 318,337
Tehmag Foods Corp. 3,000 28,643
Test Research, Inc. 16,000 81,455
Thye Ming Industrial Co., Ltd. 15,000 26,447
Shares Value †
TAIWAN — (Continued)
Ton Yi Industrial Corp. 95,000 $ 55,471
Tong Hsing Electronic
Industries, Ltd. 22,700 92,673
Tong Yang Industry Co., Ltd. 19,000 59,767
#Tong-Tai Machine & Tool
Co., Ltd. 61,000 64,490
Topco Scientific Co., Ltd. 14,231 158,323
Topco Technologies Corp. 10,000 20,169
Topkey Corp. 4,000 24,202
Topoint Technology Co., Ltd. 13,000 50,112
Trade-Van Information
Services Co. 5,000 15,631
Transcend Information, Inc. 16,000 68,963
Transcom, Inc. 5,720 25,213
Triocean Industrial Corp. Co.,
Ltd. 4,000 11,893
Trusval Technology Co., Ltd. 4,299 36,150
*TS Financial Holding Co., Ltd. 174,153 52,233
TS Financial Holding Co., Ltd. 1,068,801 650,160
TSC Auto ID Technology Co.,
Ltd. 2,000 12,719
TSRC Corp. 29,000 14,150
TTY Biopharm Co., Ltd. 12,000 31,033
Tung Ho Steel Enterprise
Corp. 67,000 136,873
TURVO International Co., Ltd. 3,000 19,664
TYC Brother Industrial Co.,
Ltd. 15,000 23,373
Tycoons Group Enterprise 702 180
*U-BEST Innovative
Technology Co., Ltd. 34,000 20,406
UDE Corp. 24,000 82,756
Ultra Chip, Inc. 6,000 8,890
Unic Technology Corp. 14,000 10,566
Union Bank Of Taiwan 82,661 49,880
Union Insurance Co., Ltd. 5,000 4,367
Uni-President Enterprises
Corp. 553,000 1,415,735
United Alloy-Tech Co. 15,000 26,398
United Integrated Services
Co., Ltd. 30,000 841,222
United Orthopedic Corp. 7,000 28,350
United Renewable Energy
Co., Ltd. 101,000 22,473
Univacco Technology, Inc. 7,000 10,327
Universal Cement Corp. 59,200 59,699
Universal Microwave
Technology, Inc. 2,000 28,626
Universal Vision Biotechnology
Co., Ltd. 8,000 37,214
UPC Technology Corp. 159,000 52,498
UPI Semiconductor Corp. 6,000 36,694
Userjoy Technology Co., Ltd. 6,600 16,596
USI Corp. 128,000 43,095
Utechzone Co., Ltd. 4,000 11,307
UVAT Technology Co., Ltd. 3,000 5,826
Ventec International Group
Co., Ltd. 10,000 29,179
Via Technologies, Inc. 28,000 47,910

105
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Visco Vision, Inc. 6,000 $ 38,743
VisEra Technologies Co., Ltd. 13,000 109,105
Visual Photonics Epitaxy Co.,
Ltd. 37,000 166,699
Voltronic Power Technology
Corp. 3,000 118,083
Waffer Technology Corp. 10,000 23,031
Wah Lee Industrial Corp. 26,000 76,458
#Walsin Lihwa Corp. 185,923 180,837
Weikeng Industrial Co., Ltd. 87,000 83,205
Weltrend Semiconductor 27,000 42,554
Wholetech System Hitech, Ltd. 9,000 35,425
Winbond Electronics Corp. 211,000 372,018
Winmate, Inc. 3,000 16,102
WinWay Technology Co., Ltd. 1,000 85,554
Wisdom Marine Lines Co., Ltd. 51,000 104,850
Wiselink Co., Ltd. 11,200 67,220
Wistron Corp. 185,000 905,712
WITS Corp. 5,000 20,169
Wiwynn Corp. 9,000 1,277,935
WNC Corp. 49,074 200,344
Wonderful Hi-Tech Co., Ltd. 7,000 10,429
Wowprime Corp. 9,000 63,092
WPG Holdings, Ltd. 223,000 437,426
WT Microelectronics Co., Ltd. 72,583 337,639
Yageo Corp. 66,012 534,693
Yankey Engineering Co., Ltd. 8,740 130,783
Yea Shin International
Development Co., Ltd. 36,909 29,656
Yen Sun Technology Corp. 4,000 6,005
YFY, Inc. 33,000 27,266
*Yieh Hsing Enterprise Co.,
Ltd. 35,000 8,277
Yieh Phui Enterprise Co., Ltd. 161,260 77,375
Youngtek Electronics Corp. 11,000 21,040
Yuan High-Tech Development
Co., Ltd., Class A 2,000 11,028
Yuanta Financial Holding Co.,
Ltd. 563,232 632,104
Yuanta Futures Co., Ltd. 14,331 41,957
Yulon Motor Co., Ltd. 73,200 78,341
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 12,199
Yungshin Construction &
Development Co., Ltd. 12,000 29,862
YungShin Global Holding
Corp. 17,000 31,134
Zeng Hsing Industrial Co., Ltd. 4,000 12,010
Zenitron Corp. 28,000 31,515
Zero One Technology Co., Ltd. 24,000 89,392
Zhen Ding Technology
Holding, Ltd. 47,000 249,211
Zippy Technology Corp. 13,000 21,906
Zyxel Group Corp. 54,000 61,921
TOTAL TAIWAN 100,453,996
THAILAND — (0.9%)
Advanced Info Service PCL
- NVDR 1,200 11,208
Shares Value †
THAILAND — (Continued)
Advanced Info Service PCL,
Class F 20,600 $ 192,398
Advanced Information
Technology PCL - NVDR 3,600 537
Advanced Information
Technology PCL, Class F 104,300 15,547
After You PCL - NVDR 400 62
#Airports of Thailand PCL
- NVDR 12,200 15,564
Airports of Thailand PCL,
Class F 37,700 48,094
Amata Corp. PCL - NVDR 44,700 19,907
AP Thailand PCL 250,100 66,905
Asia Plus Group Holdings PCL
- NVDR 7,600 522
Asian Alliance International
PCL - NVDR, Class R 8,000 1,274
*Bangchak Sriracha PCL 40,100 5,531
Bangkok Bank PCL - NVDR 15,300 74,998
Bangkok Bank PCL, Class F 15,100 74,017
Bangkok Chain Hospital PCL
- NVDR 66,800 23,344
Bangkok Dusit Medical
Services PCL - NVDR 233,100 136,248
Bangkok Dusit Medical
Services PCL, Class F 175,300 102,464
Bangkok Expressway & Metro
PCL - NVDR, Class R 150,200 23,922
#Bangkok Expressway &
Metro PCL, Class F 139,600 22,234
Bangkok Land PCL - NVDR 44,400 687
Bangkok Land PCL, Class F 656,100 10,145
BCPG PCL 227,900 58,147
BEC World PCL - NVDR 19,400 1,170
BKI Holdings PCL 4,000 37,854
*BTS Group Holdings PCL 124,800 11,347
*BTS Group Holdings PCL
- NVDR 199,900 18,176
Bumrungrad Hospital PCL
- NVDR 34,900 185,644
Cal-Comp Electronics Thailand
PCL 161,900 30,542
Cal-Comp Electronics Thailand
PCL - NVDR 13,541 2,555
#Carabao Group PCL - NVDR 700 974
Carabao Group PCL, Class F 16,700 23,241
Central Retail Corp. PCL -
NVDR, Class R 2,700 1,712
Central Retail Corp. PCL,
Class F 66,100 41,907
CH Karnchang PCL - NVDR 4,600 2,177
CH Karnchang PCL, Class F 106,200 50,251
#Chularat Hospital PCL 435,900 21,165
Com7 PCL - NVDR 51,700 39,972
Com7 PCL, Class F 82,700 63,940
CP ALL PCL - NVDR 123,800 176,119
CP ALL PCL, Class F 30,300 43,105
CP AXTRA PCL, Class F 63,423 38,444
Delta Electronics Thailand PCL 56,800 381,185

106
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
THAILAND — (Continued)
Delta Electronics Thailand
PCL - NVDR 9,300 $ 62,412
Dhipaya Group Holdings PCL,
Class F 77,100 51,980
#Dohome PCL - NVDR 65,869 7,945
Eastern Polymer Group PCL
- NVDR 2,400 208
#Energy Absolute PCL 257,400 24,359
*Energy Absolute PCL - NVDR 252,400 23,886
Exotic Food PCL - NVDR 6,900 3,243
Forth Corp. PCL 48,400 10,328
Frasers Property Thailand PCL
- NVDR, Class R 2,000 396
Gunkul Engineering PCL 380,100 24,215
Hana Microelectronics PCL,
Class F 82,500 59,193
Home Product Center PCL 151,900 30,770
Home Product Center PCL
- NVDR 159,100 32,228
#Ichitan Group PCL - NVDR 91,000 34,616
Index Livingmall PCL - NVDR 400 177
Indorama Ventures PCL,
Class F 42,100 24,868
#IRPC PCL 1,077,700 38,329
I-TAIL Corp. PCL, Class F 47,600 25,320
*Jasmine Technology Solution
PCL - NVDR 1,300 1,025
Karmarts PCL - NVDR 64,166 16,272
Kasikornbank PCL 6,400 36,914
Kasikornbank PCL - NVDR 800 4,614
KCE Electronics PCL - NVDR 42,400 33,437
KCE Electronics PCL, Class F 21,500 16,955
Kiatnakin Phatra Bank PCL
- NVDR 8,600 17,487
Kiatnakin Phatra Bank PCL,
Class F 33,000 67,102
Krung Thai Bank PCL - NVDR 48,400 40,789
Krung Thai Bank PCL, Class F 34,900 29,412
Lalin Property PCL - NVDR 1,600 247
Land & Houses PCL - NVDR 196,200 23,664
Land & Houses PCL, Class F 532,300 64,202
LPN Development PCL
- NVDR 5,400 274
MBK PCL 67,800 34,597
MC Group PCL - NVDR 8,900 3,083
MC Group PCL, Class F 60,000 20,782
Mega Lifesciences PCL 45,100 41,146
Mega Lifesciences PCL
- NVDR 5,900 5,383
Minor International PCL
- NVDR 54,500 38,766
Minor International PCL, Class
F 66,400 47,230
#MK Restaurants Group PCL
- NVDR 2,600 2,633
MK Restaurants Group PCL,
Class F 21,800 22,080
Netbay PCL - NVDR 8,700 5,516
Shares Value †
THAILAND — (Continued)
Noble Development PCL
- NVDR 2,100 $ 139
Northeast Rubber PCL -
NVDR, Class R 2,700 347
Northeast Rubber PCL, Class
F 151,900 19,542
Polyplex Thailand PCL, Class
A 33,700 9,849
Praram 9 Hospital PCL -
NVDR, Class R 16,200 10,872
Precious Shipping PCL, Class
F 90,400 18,731
Prima Marine PCL - NVDR,
Class R 28,900 5,765
Prima Marine PCL, Class R 117,500 23,438
Pruksa Holding PCL 159,500 18,350
Pruksa Holding PCL - NVDR 4,600 529
*PSG Corp. PC, Class F 157,596 15,206
*PSG Corp. PCL - NVDR 11,623 1,121
PTG Energy PCL, Class F 182,400 45,128
#PTT Global Chemical PCL
- NVDR 39,600 30,923
PTT Global Chemical PCL,
Class F 122,200 95,424
PTT Oil & Retail Business PCL
- NVDR, Class R 12,500 5,683
PTT Oil & Retail Business
PCL, Class F 152,900 69,511
Quality Houses PCL - NVDR 29,800 1,217
Quality Houses PCL, Class F 783,000 31,964
Rajthanee Hospital PCL
- NVDR 400 160
S Hotels & Resorts PCL
- NVDR 4,700 222
Samart Corp. PCL - NVDR 36,900 6,847
Sansiri PCL - NVDR 1,995,300 86,390
#Sappe PCL - NVDR 9,100 10,202
SC Asset Corp. PCL 134,100 7,050
SC Asset Corp. PCL - NVDR 46,300 2,434
SCB X PCL - NVDR 200 810
SCG Packaging PCL - NVDR 2,300 1,295
SCG Packaging PCL, Class F 45,100 25,385
Siam Global House PCL 146,011 31,157
Siam Wellness Group PCL
- NVDR 450 41
Siamgas & Petrochemicals
PCL - NVDR 2,900 574
SISB PCL - NVDR, Class R 6,300 2,299
SPCG PCL 41,800 10,730
SPCG PCL - NVDR 2,100 539
Sri Trang Agro-Industry PCL
- NVDR 77,700 28,595
#Star Petroleum Refining PCL
- NVDR 21,200 3,147
Supalai PCL 30,800 16,288
Supalai PCL - NVDR 74,800 39,557
*Super Energy Corp. PCL -
NVDR, Class R 102,300 411
Susco PCL - NVDR 48,400 3,562

107
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
THAILAND — (Continued)
Taokaenoi Food & Marketing
PCL - NVDR 28,900 $ 4,362
Thai Coconut PCL, Class F 103,000 22,776
Thai Life Insurance PCL 181,600 57,847
Thai Nakarin Hospital PCL
- NVDR 200 202
Thai Oil PCL 54,500 60,256
Thai Oil PCL - NVDR 45,400 50,195
Thai Union Group PCL - NVDR 83,400 33,788
Thai Union Group PCL, Class
F 119,400 48,373
Thai Vegetable Oil PCL, Class
F 65,000 48,647
Thaicom PCL 60,200 17,780
Thaitheparos PCL - NVDR 300 352
Tipco Asphalt PCL, Class F 44,500 19,129
TKS Technologies PCL
- NVDR 1,100 191
#TMBThanachart Bank PCL 378,500 21,655
TMBThanachart Bank PCL
- NVDR 331,700 18,978
TOA Paint Thailand PCL 75,500 30,121
*True Corp. PCL - NVDR,
Class R, ADR 12,900 4,508
TTW PCL 130,500 36,525
TTW PCL - NVDR 4,400 1,231
Union Auction PCL - NVDR 600 106
United Paper PCL - NVDR,
Class R 1,200 286
#WHA Corp. PCL - NVDR 334,500 33,724
WHA Corp. PCL, Class F 167,300 16,867
WHA Utilities and Power PCL
- NVDR 3,500 442
TOTAL THAILAND 4,313,093
TURKEY — (0.7%)
Agesa Hayat ve Emeklilik A/S 5,561 27,773
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 4,946 3,378
Akbank TAS 115,510 167,025
*Akfen Yenilenebilir Enerji A/S 80,873 33,140
*Aksigorta A/S 4,613 767
Albaraka Turk Katilim Bankasi
A/S 145,257 28,431
Anadolu Anonim Turk Sigorta
Sirketi 142,886 78,770
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 77,840 26,898
Anadolu Hayat Emeklilik A/S 10,345 25,390
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 1,677 2,291
Arcelik A/S 256 673
*ARD Grup Bilisim Teknolojileri
A/S 31,011 21,462
Aselsan Elektronik Sanayi Ve
Ticaret A/S 52,407 253,761
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 7,712 18,011
Shares Value †
TURKEY — (Continued)
*Aydem Yenilenebilir Enerji
A/S 10,039 $ 4,534
*Bagfas Bandirma Gubre
Fabrikalari A/S 1,920 1,573
BIM Birlesik Magazalar A/S 12,868 164,952
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 1,611 18,457
Borusan Yatirim ve Pazarlama
A/S 626 36,460
Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 1 5
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 300 631
Celebi Hava Servisi A/S 122 4,526
Coca-Cola Icecek A/S 33,197 40,581
*Dardanel Onentas Gida
Sanayi A/S 351,581 21,823
Deva Holding A/S 1,317 2,218
Dogus Otomotiv Servis ve
Ticaret A/S 18,410 78,942
EGE Endustri VE Ticaret A/S 34 6,612
EGE Gubre Sanayii A/S 1,305 3,308
ΩEnerjisa Enerji A/S 26,289 51,580
Enerya Enerji A/S 159,845 37,141
Escar Turizm Tasimacilik
Ticaret A/S 1,667 827
Europap Tezol Kagit Sanayi
VE Ticaret A/S 864 273
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 28,945 19,729
Ford Otomotiv Sanayi A/S 23,430 55,304
*Galata Wind Enerji A/S – –
*GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 3,647 16,610
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 32,693 36,699
Grainturk Tarim A/S 453 4,953
GSD Holding A/S 1 –
#*Gubre Fabrikalari TAS 1,468 11,050
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 623 5,056
*Ihlas Holding A/S 102,376 7,767
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 77,675 15,462
Is Yatirim Menkul Degerler A/S 80,194 83,841
*Isiklar Enerji ve Yapi Holding
A/S 12,468 10,123
*Izmir Firca Sanayi ve Ticaret
A/S 1,147 4,092
Jantsa Jant Sanayi Ve Ticaret
A/S 3,895 1,969
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 7,259 1,868
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 242,921 18,083
Kocaer Celik Sanayi Ve
Ticaret A/S 47,519 15,607

108
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TURKEY — (Continued)
Kontrolmatik Enerji Ve
Muhendislik A/S 1 $ 1
LDR Turizm A/S 3,260 4,935
Logo Yazilim Sanayi Ve
Ticaret A/S 10,073 40,078
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 20,177 8,071
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 82,485 58,027
*Marmara Holding AS 44,375 3,177
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S 90,540 86,777
*MIA Teknoloji A/S 32,043 28,440
#Migros Ticaret A/S 5,606 60,463
Ω*MLP Saglik Hizmetleri A/S,
Class A 7,590 60,651
*NET Holding A/S, Class F 1,849 2,192
*Orge Enerji Elektrik Taahhut
A/S 210 345
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 1,800 19,671
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 23,413 6,682
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 1,616 592
#*Petkim Petrokimya Holding
A/S, Class H 89,843 36,687
Polisan Holding A/S 11,159 4,655
*Ral Yatirim Holding A/S 28,694 135,255
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 1 –
*Sasa Polyester Sanayi A/S,
Class A 473,350 34,560
Sekerbank Turk A/S 81,808 15,584
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 16,474 30,481
Sok Marketler Ticaret A/S 5,053 5,319
Suwen Tekstil Sanayi
Pazarlama A/S 1,663 466
TAB Gida Sanayi Ve Ticaret
A/S 369 2,086
*TAV Havalimanlari Holding
A/S, Class A 15,964 100,611
*Tekfen Holding A/S 10,632 21,290
Tofas Turk Otomobil Fabrikasi
A/S 7,896 49,623
*Tukas Gida Sanayi ve Ticaret
A/S 270,657 18,410
*Tumosan Motor ve Traktor
Sanayi A/S 2,408 6,277
#Turk Altin Isletmeleri A/S 26,095 16,682
Turk Traktor ve Ziraat
Makineleri A/S 1,406 18,286
Turkcell Iletisim Hizmetleri A/S 90,844 215,401
#Turkiye Garanti Bankasi A/S 29,370 94,017
Turkiye Is Bankasi A/S 261,939 78,804
Turkiye Petrol Rafinerileri A/S 44,199 207,710
Turkiye Sigorta A/S 115,237 33,847
Shares Value †
TURKEY — (Continued)
#*Turkiye Vakiflar Bankasi
TAO 204,976 $ 119,239
#Ulker Biskuvi Sanayi A/S 17,397 44,726
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
Yapi ve Kredi Bankasi A/S 150,431 120,208
Yatas Yatak ve Yorgan Sanayi
ve Ticaret A/S 3,120 2,782
Yayla Agro Gida Sanayi VE
Nakliyat A/S 16,859 4,410
YEO Teknoloji Enerji VE
Endustri A/S 3,081 2,515
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 34,327 18,891
*Zorlu Enerji Elektrik Uretim
A/S, Class H 36,368 2,898
TOTAL TURKEY 3,292,248
UNITED ARAB EMIRATES — (1.9%)
Abu Dhabi Commercial Bank
PJSC 158,079 620,618
Abu Dhabi Islamic Bank PJSC 150,697 866,530
Abu Dhabi National Insurance
Co. PSC 6,649 13,251
Abu Dhabi National Oil Co. for
Distribution PJSC 321,371 314,113
*Abu Dhabi Ports Co. PJSC 64,538 80,476
Abu Dhabi Ship Building Co.
PJSC 8,074 15,827
ADNOC Drilling Co. PJSC 182,266 276,901
ADNOC Logistics & Services 39,158 61,195
Agthia Group PJSC 46,710 49,216
Ajman Bank PJSC 140,133 55,703
Aldar Properties PJSC 99,012 242,614
Alpha Dhabi Holding PJSC 24,603 67,118
Amanat Holdings PJSC 149,122 46,690
*Bank of Sharjah, Class A 120,011 42,150
Burjeel Holdings PLC 107,416 40,943
Deyaar Development PJSC 155,806 43,692
Dubai Financial Market PJSC 178,758 74,950
Dubai Investments PJSC 153,253 138,526
Dubai Islamic Bank PJSC 356,114 921,081
Emaar Development PJSC 107,633 436,633
Emaar Properties PJSC 356,009 1,376,367
Emirates Driving Co. 10,080 8,700
Emirates Integrated
Telecommunications Co. PJSC 110,203 283,238
Emirates NBD Bank PJSC 126,057 964,402
Emirates Telecommunications
Group Co. PJSC 59,687 315,258
First Abu Dhabi Bank PJSC 170,266 808,461
*Ghitha Holding PJSC 1,804 11,542
*Gulf Pharmaceutical
Industries PSC 57,233 19,166
*Manazel PJSC 3,136 256
*Modon Holding PSC 329,628 327,569
National Bank of Ras Al-
Khaimah PSC (The), Class K 4,889 10,316
NMDC Group PJSC 13,854 90,224
*Presight AI Holding PLC 16,526 16,243

109
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
RAK Properties PJSC 129,107 $ 49,563
Ras Al Khaimah Ceramics
PJSC 38,940 27,247
Salik Co. PJSC 252,675 411,385
Sharjah Islamic Bank 98,185 78,859
*Union Properties PJSC 222,519 48,830
TOTAL UNITED ARAB
EMIRATES 9,255,853
TOTAL COMMON STOCKS 477,454,470
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
Alpargatas SA 0.260% 10,200 20,039
Banco do Estado do Rio
Grande do Sul SA, Class B
0.630% 28,897 73,730
Centrais Eletricas Brasileiras
SA 6.510% 4,600 50,731
Cia Energetica de Minas
Gerais 5.810% 167,840 353,436
Cia Paranaense de Energia -
Copel 3.150% 116,500 301,139
Energisa S/A 6.170% 47 82
Gerdau SA 3.380% 1,360 4,783
Itau Unibanco Holding SA
2.880% 75,460 552,657
Klabin SA 2.970% 3 2
Marcopolo SA 4.840% 86,780 127,145
Randoncorp SA 0.780% 29,900 33,591
Track & Field Co. SA 0.150% 200 673
Unipar Carbocloro SA
10.430% 100 1,319
TOTAL BRAZIL 1,519,327
Shares Value †
CHILE — (0.0%)
Embotelladora Andina SA
4.560% 17,291 $ 77,851
TOTAL CHILE 77,851
COLOMBIA — (0.1%)
Grupo Cibest SA 6.930% 816 11,900
Grupo de Inversiones
Suramericana SA 3.610% 10,680 113,146
TOTAL COLOMBIA 125,046
TOTAL PREFERRED
STOCKS 1,722,224
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Oncoclinicas do Brasil
Servicos Medicos SA
11/07/2025 6,803 38
TOTAL BRAZIL 38
THAILAND — (0.0%)
*Roctec Global PCL
02/05/2027 5,025 3
TOTAL THAILAND 3
TOTAL RIGHTS/WARRANTS 41
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $332,594,321) 479,176,735
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term
Investment Fund 431,605 4,992,376
TOTAL INVESTMENTS — ( 100.0% )
(Cost $337,586,697) $ 484,169,111
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $30,369,220 which represented 6.3% of the net assets of the Fund.
As of October 31, 2025 , Dimensional Emerging Markets Sustainability Core 1 ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 4 12/19/25 $ 1,322,875 $ 1,374,800 $ 51,925
Total Futures Contracts ..............
$1,322,875 $1,374,800 $51,925

110
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 16,910,749 $ — $ — $ 16,910,749
Chile ................................ 2,826,870 — — 2,826,870
China ............................... 142,222,103 4,359 18,780 142,245,242
Colombia ............................ 682,658 — — 682,658
Czechia ............................. 336,585 — — 336,585
Egypt ............................... 88,976 — — 88,976
France .............................. 122,312 — — 122,312
Greece .............................. 2,466,007 — — 2,466,007
Hong Kong ........................... 20,828 — — 20,828
Hungary ............................. 984,619 — — 984,619
India ................................ 74,905,504 368,222 — 75,273,726
Indonesia ............................ 2,122,917 — 62 2,122,979
Korea, Republic of ..................... 63,758,085 574,891 20,070 64,353,046
Kuwait .............................. 3,479,572 9,985 14,966 3,504,523
Malaysia ............................. 4,264,907 — — 4,264,907
Mexico .............................. 8,798,973 — — 8,798,973
Peru ................................ 538,211 — — 538,211
Philippines ........................... 1,247,689 — — 1,247,689
Poland .............................. 5,732,315 — — 5,732,315
Qatar ............................... 2,999,812 — — 2,999,812
Saudi Arabia .......................... 12,337,490 — — 12,337,490
South Africa .......................... 12,280,763 — — 12,280,763
Taiwan .............................. 100,429,403 24,593 — 100,453,996
Thailand ............................. 1,487,121 2,825,972 — 4,313,093
Turkey .............................. 3,292,248 — — 3,292,248
United Arab Emirates ................... 9,255,853 — — 9,255,853
Preferred Stocks
Brazil ............................... 1,519,327 — — 1,519,327
Chile ................................ 77,851 — — 77,851
Colombia ............................ 125,046 — — 125,046
Rights/Warrants
Brazil ............................... 38 — — 38
Thailand ............................. 3 — — 3
Securities Lending Collateral ............... — 4,992,376 — 4,992,376
Total Investments ........................ $475,314,835 $8,800,398 $53,878> $484,169,111
Financial Instruments
Assets
Futures Contracts** ...................... 51,925 — — 51,925
Total Other Financial Instruments ........... $51,925 $– $– $51,925
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

111
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2025
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS — (8.9%)
Federal Home Loan Banks
SOFR + 0.11%, FRN,
4.110% 04/10/26(*) ... 700 $ 700,153
Federal National Mortgage
Association
2.000%, 11/01/55, 30YR
TBA ............... 15,702 12,730,357
6.500%, 11/01/55, 30YR
TBA ............... 7,577 7,845,868
6.000%, 11/01/55, 30YR
TBA ............... 11,448 11,706,232
3.000%, 11/01/55, 30YR
TBA ............... 1,775 1,572,539
2.500%, 11/01/55, 30YR
TBA ............... 14,730 12,503,803
Government National Mortgage
Association
6.000%, 11/01/55, 30YR
TBA ............... 6,950 7,073,027
TOTAL AGENCY
OBLIGATIONS ............ 54,131,979
BONDS — (88.0%)
AUSTRALIA — (6.0%)
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 118 127,944
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+0.70%, FRN,
4.259%, 06/18/27(*) .... AUD 1,300 854,119
SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 1,100 1,105,255
Ω SOFR+0.68%, FRN,
4.750%, 07/16/27(*) .... 1,750 1,758,360
BBSW3M+0.67%, FRN,
4.250%, 12/15/27(*), MTN AUD 1,000 656,491
Ω SOFR+0.85%, FRN,
4.994%, 12/16/29(*) .... 300 303,390
Commonwealth Bank of Australia
Ω SOFR+0.75%, FRN,
4.898%, 03/13/26(*) .... 300 300,564
Ω SOFR+0.97%, FRN,
5.118%, 03/14/27(*) .... 100 100,856
Ω SOFR+0.81%, FRN,
4.958%, 03/14/30(*) .... 782 787,817
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
5.016%, 07/02/27(*) .... 50 50,363
Ω SOFR+0.74%, FRN,
4.893%, 06/12/28(*) .... 1,195 1,201,044
National Australia Bank, Ltd.
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
BBSW3M+0.70%, FRN,
4.358%, 05/10/27(*) .... AUD 720 $ 473,150
Ω SOFR+0.79%, FRN,
4.867%, 01/14/30(*) .... 1,500 1,513,547
New South Wales Treasury
Corp.
1.750%, 03/20/34 ...... AUD 2,700 1,406,235
4.750%, 02/20/35 ...... AUD 93 60,679
4.750%, 09/20/35 ...... AUD 276 179,112
4.250%, 02/20/36 ...... AUD 5,893 3,645,448
2.250%, 05/07/41 ...... AUD 6,600 2,908,091
Northern Territory Treasury Corp.
5.750%, 04/21/37 ...... AUD 100 67,197
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 500 258,771
2.000%, 05/23/36 ...... AUD 800 395,761
Tasmanian Public Finance Corp.
4.000%, 01/20/34, MTN . AUD 625 385,504
Treasury Corp. of Victoria
2.000%, 09/17/35 ...... AUD 8,004 4,030,374
4.750%, 09/15/36, MTN . AUD 2,738 1,746,765
2.000%, 11/20/37, MTN . AUD 6,850 3,187,844
5.250%, 09/15/38, MTN . AUD 142 92,734
5.500%, 09/15/39 ...... AUD 5,110 3,378,287
2.250%, 11/20/41 ...... AUD 4,800 2,044,116
Westpac Banking Corp.
SOFR+0.72%, FRN,
4.982%, 11/17/25(*) .... 280 280,065
SOFR+0.42%, FRN,
4.490%, 04/16/26(*) .... 1,400 1,401,247
BBSW3M+0.98%, FRN,
4.570%, 02/16/28(*), MTN AUD 500 330,471
SOFR+0.82%, FRN,
4.917%, 07/01/30(*) .... 600 605,650
Westpac Securities NZ, Ltd.
1.099%, 03/24/26, MTN . EUR 711 817,136
TOTAL AUSTRALIA ........ 36,454,387
AUSTRIA — (0.9%)
Republic of Austria Government
Bond
Ω 2.950%, 02/20/35 ...... EUR 2,059 2,380,906
3.200%, 07/15/39 ...... EUR 2,479 2,845,288
TOTAL AUSTRIA .......... 5,226,194
BELGIUM — (3.6%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 197 204,576
Dexia SA

112
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
BELGIUM — (Continued)
SONIO/N+1.00%, FRN,
4.989%, 03/25/26(*), MTN GBP 2,000 $ 2,634,578
Kingdom of Belgium Government
Bond
Ω 0.100%, 06/22/30 ...... EUR 1,300 1,346,651
Ω 2.850%, 10/22/34 ...... EUR 269 305,020
Ω 1.450%, 06/22/37 ...... EUR 2,756 2,597,384
Ω 1.900%, 06/22/38 ...... EUR 7,952 7,722,820
Ω 0.400%, 06/22/40 ...... EUR 2,672 1,968,564
Ministeries Van de Vlaamse
Gemeenschap
2.750%, 10/22/29, MTN . EUR 2,000 2,325,162
3.250%, 06/22/37, MTN . EUR 2,300 2,581,909
4.000%, 09/26/42, MTN . EUR 100 116,959
TOTAL BELGIUM ......... 21,803,623
CANADA — (11.1%)
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 254 265,668
6.000%, 07/15/35 ...... 468 475,446
Bank of Montreal
SOFRINDX+0.76%, FRN,
4.949%, 06/04/27(*) .... 50 50,230
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.751%, 03/02/26(*) .... 90 90,088
SOFR+0.61%, FRN,
4.758%, 09/15/26(*) .... 300 300,747
SOFRINDX+0.78%, FRN,
4.969%, 06/04/27(*) .... 100 100,484
SOFRINDX+1.08%, FRN,
5.109%, 08/01/29(*) .... 150 151,563
Brookfield Finance, Inc.
4.350%, 04/15/30 ...... 195 195,387
Canadian Government Bond
3.250%, 06/01/35 ...... CAD 805 580,618
Canadian Imperial Bank of
Commerce
SOFR+0.94%, FRN,
5.046%, 06/28/27(*) .... 100 100,738
6.092%, 10/03/33 ...... 178 193,699
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
5.430%, 03/11/26(*) .... 900 903,628
4.750%, 06/02/33 ...... CAD 3,000 2,344,631
Export Development Canada
SOFRINDX+0.33%, FRN,
4.368%, 08/01/28(*) .... 5,380 5,385,412
Fairfax Financial Holdings, Ltd.
3.375%, 03/03/31 ...... 100 93,979
5.625%, 08/16/32 ...... 691 721,390
Hydro-Quebec
6.000%, 02/15/40, MTN . CAD 5,000 4,289,512
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 442 509,884
Face
Amount^
Value†
(000)
CANADA — (Continued)
Ontario T-Bill
2.210%, 12/10/25 ...... CAD 5,500 $ 3,915,730
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 800 948,546
1.850%, 05/03/32 ...... EUR 924 999,954
Province of Alberta Canada
3.375%, 04/02/35, MTN . EUR 438 512,881
3.450%, 12/01/43 ...... CAD 4,000 2,558,670
Province of British Columbia
Canada
4.950%, 07/16/32, MTN . AUD 200 133,364
4.150%, 06/18/34 ...... CAD 8,800 6,582,148
4.700%, 06/18/37 ...... CAD 2,000 1,534,011
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 1,800 1,334,953
3.800%, 06/02/33 ...... CAD 800 587,415
4.850%, 08/28/34, MTN . AUD 198 127,740
4.100%, 03/05/41 ...... CAD 3,000 2,106,777
4.400%, 03/05/42 ...... CAD 3,600 2,604,955
Province of Ontario Canada
3.700%, 09/17/29 ...... 2,000 1,993,490
0.010%, 11/25/30, MTN . EUR 459 463,911
4.100%, 03/04/33 ...... CAD 2,000 1,503,551
5.350%, 05/08/34, MTN . AUD 100 67,013
4.150%, 06/02/34 ...... CAD 5,000 3,747,136
3.500%, 06/02/43 ...... CAD 3,000 1,943,818
Province of Quebec Canada
3.250%, 09/01/32 ...... CAD 3,800 2,717,699
3.250%, 05/22/35, MTN . EUR 446 516,618
5.000%, 12/01/38 ...... CAD 3,500 2,740,524
5.000%, 12/01/41 ...... CAD 7,000 5,439,382
PSP Capital, Inc.
SOFR+0.35%, FRN,
4.576%, 12/01/27(*) .... 2,500 2,499,988
Rogers Communications, Inc.
2.900%, 11/15/26 ...... 41 39,906
7.500%, 08/15/38 ...... 506 589,175
4.500%, 03/15/42 ...... 125 108,831
5.450%, 10/01/43 ...... 313 301,143
Royal Bank of Canada
SOFRINDX+0.71%, FRN,
4.772%, 01/21/27(*) .... 100 100,373
3.625%, 06/14/27, MTN . GBP 318 414,596
5.000%, 01/24/28, MTN . GBP 100 133,718
2.125%, 04/26/29, MTN . EUR 700 793,559
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 1,046,494
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
4.822%, 04/05/27(*) .... 150 150,584
TOTAL CANADA .......... 68,011,757
FINLAND — (1.7%)
Finland Government Bond
Ω 3.000%, 09/15/35 ...... EUR 1,614 1,863,021

113
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FINLAND — (Continued)
Ω 2.750%, 04/15/38 ...... EUR 3,468 $ 3,816,809
Kuntarahoitus OYJ
3.000%, 09/25/28, MTN . EUR 182 214,243
Ω SOFRINDX+1.00%, FRN,
5.038%, 02/02/29(*) .... 1,075 1,094,531
3.125%, 07/29/30, MTN . EUR 715 848,418
Nordea Bank Abp
0.500%, 11/02/28, MTN . EUR 821 892,568
Ω SOFR+1.02%, FRN,
5.181%, 09/10/29(*) .... 668 676,247
Ω SOFR+0.83%, FRN,
5.046%, 08/28/30(*) .... 339 339,680
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.380%, 03/28/27(*) .... EUR 521 602,406
TOTAL FINLAND .......... 10,347,923
FRANCE — (6.0%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 1,000 1,081,853
4.125%, 10/03/38, MTN . EUR 2,800 3,290,322
Agence Francaise de
Developpement EPIC
3.500%, 02/25/33 ...... EUR 100 117,007
Agence France Locale
3.125%, 03/20/34, MTN . EUR 400 453,039
Banque Federative du Credit
Mutuel SA
5.000%, 01/19/26, MTN . GBP 100 131,574
EUR003M+0.64%, FRN,
2.716%, 03/05/27(*) .... EUR 100 115,941
1.250%, 06/03/30 ...... EUR 400 426,839
4.750%, 11/10/31, MTN . EUR 400 497,863
BNP Paribas SA
3.375%, 01/23/26, MTN . GBP 148 194,013
3.625%, 09/01/29, MTN . EUR 500 591,647
5.750%, 06/13/32, MTN . GBP 200 273,504
4.095%, 02/13/34, MTN . EUR 1,000 1,196,644
Bouygues SA
5.375%, 06/30/42 ...... EUR 200 260,247
BPCE SA
Ω 2.700%, 10/01/29 ...... 50 47,021
0.625%, 01/15/30 ...... EUR 300 316,904
2.375%, 04/26/32, MTN . EUR 800 882,567
Bpifrance SACA
3.375%, 05/25/34, MTN . EUR 500 576,010
Caisse d'Amortissement de la
Dette Sociale
3.000%, 05/25/28, MTN . EUR 2,900 3,403,890
Caisse des Depots et
Consignations
3.125%, 05/25/35, MTN . EUR 400 450,305
Credit Agricole SA
0.375%, 04/20/28, MTN . EUR 500 547,734
2.500%, 08/29/29, MTN . EUR 400 459,435
Face
Amount^
Value†
(000)
FRANCE — (Continued)
Ω 5.514%, 07/05/33 ...... 312 $ 329,026
French Republic Government
Bond OAT
Ω 1.250%, 05/25/36 ...... EUR 779 723,617
Ω 1.250%, 05/25/38 ...... EUR 6,571 5,750,990
Ω 0.500%, 05/25/40 ...... EUR 1,435 1,050,362
La Poste SA
2.625%, 09/14/28, MTN . EUR 900 1,041,185
4.000%, 06/12/35, MTN . EUR 200 241,066
0.625%, 01/18/36, MTN . EUR 400 346,946
RCI Banque SA
4.125%, 04/04/31 ...... EUR 272 323,437
Region of Ile de France
2.375%, 04/24/26, MTN . EUR 1,300 1,501,685
SFIL
3.250%, 11/25/30, MTN . EUR 1,000 1,175,427
SFIL SA
0.050%, 06/04/29, MTN . EUR 1,000 1,054,792
3.000%, 09/24/30, MTN . EUR 5,000 5,827,075
SNCF Reseau
2.625%, 12/29/25, MTN . EUR 1,000 1,154,814
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 96,744
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 200 222,725
4.250%, 11/16/32, MTN . EUR 100 123,357
Societe Nationale SNCF SACA
3.375%, 05/25/33 ...... EUR 100 116,424
TOTAL FRANCE .......... 36,394,031
GERMANY — (3.6%)
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 493 457,985
Ω 5.500%, 07/30/35 ...... 1,030 1,041,226
Ω 4.625%, 06/25/38 ...... 770 696,829
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 743 802,544
BMW International Investment
BV
3.500%, 01/22/33, MTN . EUR 227 266,068
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
5.074%, 08/13/26(*) .... 50 50,172
Daimler Truck Finance North
America LLC
Ω 5.500%, 09/20/33 ...... 335 345,548
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 400 448,791
0.750%, 07/16/35, MTN . EUR 1,450 1,340,266
3.625%, 12/18/37, MTN . EUR 106 125,540
3.375%, 01/29/38, MTN . EUR 100 115,257
4.000%, 11/23/43, MTN . EUR 100 119,649
Deutsche Telekom International
Finance BV

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Dimensional Global Sustainability Fixed Income ETF
continued
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Amount^
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(000)
GERMANY — (Continued)
Ω 4.750%, 06/21/38 ...... 185 $ 178,441
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 519 580,507
EnBW International Finance BV
4.300%, 05/23/34, MTN . EUR 1,500 1,842,646
Fresenius Medical Care AG
3.875%, 09/20/27, MTN . EUR 187 221,171
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 249 220,620
Fresenius SE & Co. KGaA
2.875%, 05/24/30, MTN . EUR 134 156,173
Kreditanstalt fuer Wiederaufbau
3.125%, 10/10/28, MTN . EUR 500 591,822
2.600%, 06/20/37 ...... JPY 62,000 441,673
Land Berlin
0.100%, 01/18/30, MTN . EUR 50 52,378
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SONCINDX+1.25%, FRN,
5.237%, 02/23/26(*) .... GBP 3,500 4,613,432
4.875%, 03/09/26, MTN . 899 901,305
Siemens
Financieringsmaatschappij NV
Ω 2.875%, 03/11/41 ...... 3,388 2,586,385
2.875%, 03/11/41 ...... 500 381,698
Sixt SE
3.250%, 01/22/30, MTN . EUR 237 276,466
T-Mobile USA, Inc.
4.375%, 04/15/40 ...... 1,124 1,009,824
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 122,123
Volkswagen Financial Services
AG
3.875%, 09/10/30 ...... EUR 849 1,011,323
Volkswagen Group of America
Finance LLC
Ω 5.900%, 09/12/33 ...... 200 208,084
Ω 5.600%, 03/22/34 ...... 788 807,546
TOTAL GERMANY ........ 22,013,492
IRELAND — (0.6%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.650%, 07/21/27 ...... 214 212,046
3.300%, 01/30/32 ...... 752 693,984
3.850%, 10/29/41 ...... 1,000 826,374
Ireland Government Bond
2.600%, 10/18/34 ...... EUR 1,509 1,705,637
0.400%, 05/15/35 ...... EUR 575 525,444
TOTAL IRELAND .......... 3,963,485
ITALY — (0.8%)
Intesa Sanpaolo SpA
5.625%, 03/08/33, MTN . EUR 365 480,663
Ω# 6.625%, 06/20/33 ...... 538 592,115
Face
Amount^
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(000)
ITALY — (Continued)
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/33 ...... EUR 1,710 $ 2,324,714
Ω 0.950%, 03/01/37 ...... EUR 1,339 1,182,230
Ω 3.250%, 03/01/38 ...... EUR 100 111,701
Ω 1.800%, 03/01/41 ...... EUR 100 88,861
TOTAL ITALY ............ 4,780,284
JAPAN — (7.9%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,330 927,535
American Honda Finance Corp.
SOFR+0.71%, FRN,
4.791%, 01/09/26(*) .... 100 100,071
SOFRINDX+0.72%, FRN,
4.812%, 10/05/26(*) .... 159 159,388
SOFR+0.71%, FRN,
4.791%, 07/09/27(*) .... 681 681,754
SOFR+0.72%, FRN,
4.776%, 10/22/27(*) .... 375 375,373
3.950%, 03/19/32, MTN . EUR 282 336,061
Japan Government Ten Year
Bond
0.100%, 06/20/28 ...... JPY 327,800 2,080,553
0.100%, 06/20/29 ...... JPY 483,500 3,029,207
0.200%, 03/20/32 ...... JPY 250,350 1,512,208
0.500%, 12/20/32 ...... JPY 238,550 1,452,808
0.500%, 03/20/33 ...... JPY 238,500 1,447,008
0.400%, 06/20/33 ...... JPY 483,850 2,901,969
1.000%, 03/20/34 ...... JPY 150,000 932,991
Japan Government Thirty Year
Bond
2.500%, 06/20/34 ...... JPY 330,000 2,307,269
2.400%, 03/20/37 ...... JPY 240,000 1,650,019
2.400%, 09/20/38 ...... JPY 1,149,550 7,802,733
2.300%, 03/20/40 ...... JPY 110,000 726,584
2.200%, 03/20/41 ...... JPY 207,550 1,337,721
Japan Government Twenty Year
Bond
1.400%, 09/20/34 ...... JPY 347,100 2,222,044
1.200%, 12/20/34 ...... JPY 259,300 1,627,351
1.200%, 03/20/35 ...... JPY 330,000 2,064,677
0.600%, 09/20/37 ...... JPY 401,900 2,255,028
0.300%, 09/20/39 ...... JPY 300,000 1,525,773
0.300%, 12/20/39 ...... JPY 460,000 2,321,006
0.400%, 03/20/40 ...... JPY 580,000 2,950,770
1.500%, 09/20/43 ...... JPY 1,800 10,070
Mitsubishi UFJ Financial Group,
Inc.
3.195%, 07/18/29 ...... 232 223,790
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 246 266,449
3.767%, 08/27/34, MTN . EUR 300 354,621
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.356%, 07/02/27(*) .... 100 100,807

115
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
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JAPAN — (Continued)
2.679%, 07/16/30 ...... 666 $ 613,675
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 693 804,256
Protective Life Corp.
8.450%, 10/15/39 ...... 234 292,874
Sumitomo Mitsui Financial
Group, Inc.
1.546%, 06/15/26 ...... EUR 327 375,886
Takeda Pharmaceutical Co., Ltd.
1.000%, 07/09/29 ...... EUR 223 241,174
3.025%, 07/09/40 ...... 414 317,673
Toyota Motor Credit Corp.
SOFRINDX+0.89%, FRN,
5.150%, 05/18/26(*) .... 100 100,339
SOFR+0.65%, FRN,
4.770%, 03/19/27(*), MTN 100 100,405
TOTAL JAPAN ............ 48,529,920
LUXEMBOURG — (0.1%)
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 400 501,393
TOTAL LUXEMBOURG ..... 501,393
NETHERLANDS — (2.5%)
ABN AMRO Bank NV
EUR003M+0.60%, FRN,
2.626%, 01/15/27(*) .... EUR 1,500 1,739,023
Ω SOFRINDX+0.75%, FRN,
4.838%, 07/07/28(*) .... 395 395,709
4.250%, 02/21/30, MTN . EUR 500 609,086
BNG Bank NV
2.250%, 08/31/28, MTN . EUR 1,900 2,059,710
0.100%, 01/15/30 ...... EUR 1,200 1,256,530
3.000%, 04/23/30, MTN . EUR 3,450 4,067,859
2.450%, 07/21/32, MTN . AUD 556 317,400
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.662%, 01/21/28(*) .... 250 250,321
BBSW3M+0.75%, FRN,
4.298%, 05/26/28(*), MTN AUD 500 328,272
SOFRINDX+0.89%, FRN,
4.958%, 10/17/29(*) .... 1,422 1,431,383
5.250%, 05/24/41 ...... 1,033 1,043,436
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 178 175,753
Heineken NV
Ω 4.000%, 10/01/42 ...... 385 326,547
ING Groep NV
3.000%, 02/18/26, MTN . GBP 300 392,717
2.000%, 09/20/28, MTN . EUR 200 228,281
4.550%, 10/02/28 ...... 17 17,184
4.050%, 04/09/29 ...... 21 20,852
Koninklijke Philips NV
5.000%, 03/15/42 ...... 120 113,441
Nederlandse Waterschapsbank
NV
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
2.500%, 05/22/30, MTN . EUR 100 $ 115,452
Netherlands Government Bond
Ω 3.010%, 01/15/38 ...... EUR 335 269,113
TOTAL NETHERLANDS .... 15,158,069
NEW ZEALAND — (0.6%)
New Zealand Government Bond
3.500%, 04/14/33 ...... NZD 421 236,138
4.500%, 05/15/35 ...... NZD 2,091 1,238,210
1.750%, 05/15/41 ...... NZD 5,222 2,038,956
New Zealand Local Government
Funding Agency Bond
5.000%, 03/08/34, MTN . AUD 150 98,824
TOTAL NEW ZEALAND ..... 3,612,128
SINGAPORE — (0.2%)
Temasek Financial I, Ltd.
3.500%, 02/15/33, MTN . EUR 644 768,584
5.125%, 07/26/40, MTN . GBP 402 531,993
TOTAL SINGAPORE ....... 1,300,577
SPAIN — (0.9%)
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 200 251,390
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 100 122,358
6.938%, 11/07/33 ...... 400 458,492
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 600 719,384
4.250%, 09/06/30, MTN . EUR 200 245,492
Santander UK Group Holdings
PLC
3.625%, 01/14/26, MTN . GBP 208 272,919
Spain Government Bond
Ω 3.900%, 07/30/39 ...... EUR 1,150 1,387,194
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 700 811,964
7.045%, 06/20/36 ...... 1,094 1,233,405
TOTAL SPAIN ............ 5,502,598
SUPRANATIONAL — (14.7%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.157%, 06/16/26(*) .... 210 211,023
SOFRINDX+1.00%, FRN,
5.237%, 08/27/26(*) .... 608 612,159
SOFRINDX+1.00%, FRN,
5.098%, 04/06/27(*) .... 4,500 4,547,479
2.350%, 06/21/27 ...... JPY 50,000 332,590
SOFRINDX+0.30%, FRN,
4.430%, 06/20/28(*) .... 2,389 2,388,537
SONIO/N+1.00%, FRN,
4.987%, 05/23/29(*), MTN GBP 5,007 6,734,697
European Bank for
Reconstruction & Development

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Dimensional Global Sustainability Fixed Income ETF
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Face
Amount^
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(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.19%, FRN,
4.267%, 04/14/26(*) .... 369 $ 368,937
SOFRINDX+0.33%, FRN,
4.593%, 02/20/28(*) .... 5,900 5,905,656
SOFRINDX+0.30%, FRN,
4.562%, 02/16/29(*) .... 3,454 3,450,783
SOFRINDX+0.42%, FRN,
4.488%, 07/22/30(*) .... 3,703 3,707,912
European Financial Stability
Facility
2.625%, 05/07/30, MTN . EUR 50 58,093
2.875%, 02/16/33, MTN . EUR 350 406,174
0.875%, 04/10/35, MTN . EUR 200 191,167
European Investment Bank
SONIO/N+0.34%, FRN,
4.328%, 03/12/26(*) .... GBP 4,523 5,947,270
2.150%, 01/18/27 ...... JPY 70,000 461,696
ESTRON+2.00%, FRN,
3.935%, 01/27/28(*) .... EUR 1,000 1,203,001
SOFRINDX+1.00%, FRN,
5.240%, 05/21/28(*) .... 900 916,177
SOFRINDX+0.32%, FRN,
4.609%, 08/14/29(*) .... 2,761 2,762,931
2.875%, 06/18/35 ...... EUR 200 230,168
European Stability Mechanism
3.000%, 08/23/33 ...... EUR 100 117,542
European Union
2.875%, 10/05/29 ...... EUR 4,000 4,705,434
3.000%, 12/04/34, MTN . EUR 3,500 4,055,096
0.400%, 02/04/37 ...... EUR 1,274 1,092,501
3.375%, 10/04/38, MTN . EUR 3,803 4,400,068
3.375%, 11/04/42, MTN . EUR 242 271,212
Inter-American Development
Bank
1.250%, 12/15/25 ...... GBP 500 654,871
SOFRINDX+0.17%, FRN,
4.327%, 09/16/26(*) .... 600 600,018
SOFRINDX+0.28%, FRN,
4.363%, 04/12/27(*) .... 843 843,738
SOFRINDX+0.35%, FRN,
4.450%, 10/04/27(*) .... 4,677 4,684,902
SOFRINDX+0.27%, FRN,
4.400%, 03/20/28(*) .... 200 199,889
SOFRINDX+0.35%, FRN,
4.450%, 10/05/28(*) .... 900 900,764
SOFRINDX+0.30%, FRN,
4.585%, 02/15/29(*) .... 1,912 1,908,750
SOFRINDX+0.37%, FRN,
4.408%, 08/01/29(*) .... 4,684 4,685,001
SOFRINDX+0.39%, FRN,
4.551%, 03/13/30(*) .... 1,713 1,711,369
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
4.434%, 09/23/26(*) .... 568 568,409
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.37%, FRN,
4.453%, 01/12/27(*) .... 559 $ 559,785
SOFRINDX+0.28%, FRN,
4.526%, 02/23/27(*) .... 447 447,518
SOFRINDX+0.27%, FRN,
4.431%, 06/15/27(*) .... 1,722 1,723,070
SOFRINDX+0.43%, FRN,
4.697%, 08/19/27(*) .... 892 895,336
SOFRINDX+0.30%, FRN,
4.585%, 05/15/28(*) .... 4,776 4,779,451
SOFRINDX+0.29%, FRN,
4.541%, 11/22/28(*) .... 607 605,980
SOFRINDX+0.30%, FRN,
4.362%, 01/24/29(*) .... 2,850 2,843,276
International Development
Association
2.500%, 05/28/30 ...... EUR 600 692,938
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.437%, 03/16/26(*) .... 306 306,089
SOFRINDX+0.31%, FRN,
4.550%, 08/28/28(*), MTN 855 855,116
SOFRINDX+0.36%, FRN,
4.595%, 08/28/29(*) .... 1,416 1,415,250
1.500%, 04/15/35, MTN . AUD 2,100 1,027,708
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
5.297%, 05/12/26(*) .... 258 259,092
Ω SOFRINDX+0.29%, FRN,
4.390%, 10/04/27(*) .... 1,800 1,802,378
TOTAL SUPRANATIONAL .. 90,049,001
SWEDEN — (0.6%)
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 100 115,674
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 1,000 1,190,614
2.750%, 09/05/31 ...... EUR 100 115,373
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.876%, 05/28/27(*) .... 851 854,477
0.050%, 09/06/28, MTN . EUR 600 647,711
Swedbank AB
Ω SOFR+1.03%, FRN,
5.274%, 11/20/29(*) .... 644 651,366
Volvo Treasury AB
2.625%, 02/20/26, MTN . EUR 150 173,165
TOTAL SWEDEN .......... 3,748,380
UNITED KINGDOM — (3.6%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 290 299,017
Ω 5.550%, 05/30/33 ...... 435 448,052
Ω 5.950%, 10/15/33 ...... 1,050 1,109,101

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Face
Amount^
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(000)
UNITED KINGDOM — (Continued)
British Telecommunications PLC
# 5.125%, 12/04/28 ...... 45 $ 46,065
3.375%, 08/30/32, MTN . EUR 200 233,431
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.149%, 03/04/27(*) .... 201 202,178
Lloyds Banking Group PLC
4.550%, 08/16/28 ...... 356 359,510
Motability Operations Group PLC
3.875%, 01/24/34, MTN . EUR 1,400 1,639,079
Nationwide Building Society
3.250%, 09/05/29, MTN . EUR 315 369,953
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.162%, 05/17/27(*) .... 100 100,493
U.K. Gilt
4.500%, 03/07/35 ...... GBP 183 242,024
1.125%, 01/31/39 ...... GBP 16,284 13,931,157
1.250%, 10/22/41 ...... GBP 1,199 947,099
United Kingdom Gilt
0.625%, 07/31/35 ...... GBP 2,155 1,990,909
Vodafone Group PLC
6.150%, 02/27/37 ...... 166 181,050
TOTAL UNITED KINGDOM .. 22,099,118
UNITED STATES — (22.6%)
Abbott Laboratories
6.000%, 04/01/39 ...... 358 398,981
5.300%, 05/27/40 ...... 50 51,932
4.750%, 04/15/43 ...... 1,133 1,084,361
Aetna, Inc.
6.750%, 12/15/37 ...... 373 413,380
4.500%, 05/15/42 ...... 886 764,645
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 648 616,068
Aflac, Inc.
6.900%, 12/17/39 ...... 335 383,566
6.450%, 08/15/40 ...... 100 110,309
Allstate Corp. (The)
5.550%, 05/09/35 ...... 835 875,166
4.500%, 06/15/43 ...... 100 88,942
Ally Financial, Inc.
8.000%, 11/01/31 ...... 458 521,413
8.000%, 11/01/31 ...... 835 947,574
Amazon.com, Inc.
3.875%, 08/22/37 ...... 650 599,644
2.875%, 05/12/41 ...... 4,035 3,087,704
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 50 50,222
American Express Co.
SOFRINDX+0.65%, FRN,
4.679%, 11/04/26(*) .... 100 100,404
8.150%, 03/19/38 ...... 335 426,228
American Medical Systems
Europe BV
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.625%, 03/08/31 ...... EUR 473 $ 510,836
American Water Capital Corp.
6.593%, 10/15/37 ...... 264 298,981
Amgen, Inc.
5.600%, 03/02/43 ...... 100 101,515
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 42,310
Apple, Inc.
2.375%, 02/08/41 ...... 100 71,868
3.850%, 05/04/43 ...... 2,255 1,921,830
Ares Capital Corp.
# 5.800%, 03/08/32 ...... 512 517,807
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 497 492,261
5.875%, 04/10/34 ...... 734 767,166
Assurant, Inc.
2.650%, 01/15/32 ...... 150 131,903
Assured Guaranty US Holdings,
Inc.
3.150%, 06/15/31 ...... 88 82,376
AT&T, Inc.
6.300%, 01/15/38 ...... 80 86,980
4.850%, 03/01/39 ...... 372 356,065
6.100%, 07/15/40 ...... 50 52,933
6.375%, 03/01/41 ...... 100 107,882
6.250%, 03/29/41 ...... 335 356,630
3.500%, 06/01/41 ...... 341 269,802
Athene Holding, Ltd.
# 5.875%, 01/15/34 ...... 413 428,738
AutoNation, Inc.
2.400%, 08/01/31 ...... 100 87,390
Avnet, Inc.
3.000%, 05/15/31 ...... 351 317,449
5.500%, 06/01/32 ...... 623 633,361
Bank of America Corp.
5.875%, 02/07/42, MTN . 576 618,080
Best Buy Co., Inc.
1.950%, 10/01/30 ...... 1 890
Blue Owl Finance LLC
6.250%, 04/18/34 ...... 382 396,402
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 150 155,357
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 1,048 1,301,031
3.750%, 03/01/36 ...... EUR 172 200,606
Boston Properties, LP
2.550%, 04/01/32 ...... 444 384,492
2.450%, 10/01/33 ...... 100 82,133
6.500%, 01/15/34 ...... 282 303,764
5.750%, 01/15/35 ...... 539 551,168
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 206 210,386
Brixmor Operating Partnership,
LP

118
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.125%, 05/15/29 ...... 126 $ 124,833
4.050%, 07/01/30 ...... 84 82,453
Broadcom, Inc.
3.469%, 04/15/34 ...... 422 386,536
Ω 3.187%, 11/15/36 ...... 1,397 1,192,263
3.500%, 02/15/41 ...... 171 141,384
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 525 467,676
Brunswick Corp.
4.400%, 09/15/32 ...... 616 585,287
Capital One Financial Corp.
4.100%, 02/09/27 ...... 40 39,775
6.700%, 11/29/32 ...... 213 235,346
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.794%, 05/13/26(*) .... 72 72,018
SOFRINDX+1.05%, FRN,
5.249%, 03/03/27(*) .... 300 302,225
Chubb Corp. (The)
# 6.500%, 05/15/38 ...... 1,000 1,135,069
Chubb INA Holdings LLC
0.875%, 12/15/29 ...... EUR 231 246,360
Cigna Group (The)
4.800%, 08/15/38 ...... 1,236 1,176,344
3.200%, 03/15/40 ...... 740 578,240
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 1,985 2,157,256
5.500%, 01/15/40 ...... 4,878 5,085,191
Citigroup, Inc.
6.875%, 03/05/38 ...... 166 193,747
8.125%, 07/15/39 ...... 2,630 3,372,383
5.875%, 01/30/42 ...... 231 244,928
CME Group, Inc.
5.300%, 09/15/43 ...... 136 139,375
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 250 254,012
6.450%, 06/15/34 ...... 2,043 2,168,006
Comcast Corp.
3.900%, 03/01/38 ...... 486 424,309
6.550%, 07/01/39 ...... 458 504,807
3.250%, 11/01/39 ...... 622 490,496
6.400%, 03/01/40 ...... 86 93,391
3.750%, 04/01/40 ...... 425 353,120
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 500 481,114
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 1,286 1,114,110
Cox Communications, Inc.
Ω 4.800%, 02/01/35 ...... 1,221 1,149,595
Ω 8.375%, 03/01/39 ...... 213 254,363
Crown Castle, Inc.
2.900%, 04/01/41 ...... 500 366,439
CSL Finance PLC
Ω 4.625%, 04/27/42 ...... 250 229,248
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
CVS Health Corp.
4.780%, 03/25/38 ...... 915 $ 859,716
6.125%, 09/15/39 ...... 183 191,318
4.125%, 04/01/40 ...... 237 202,826
6.000%, 06/01/44 ...... 564 571,258
Dell International LLC/EMC Corp.
3.375%, 12/15/41 ...... 205 158,069
Dell, Inc.
6.500%, 04/15/38 ...... 154 168,138
5.400%, 09/10/40 ...... 212 209,226
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 535 491,161
eBay, Inc.
6.300%, 11/22/32 ...... 416 456,944
4.000%, 07/15/42 ...... 1,162 970,561
Elevance Health, Inc.
5.850%, 01/15/36 ...... 115 121,699
6.375%, 06/15/37 ...... 736 807,287
4.625%, 05/15/42 ...... 450 408,075
4.650%, 01/15/43 ...... 105 94,586
5.100%, 01/15/44 ...... 706 669,343
EPR Properties
3.600%, 11/15/31 ...... 230 212,231
Equifax, Inc.
2.350%, 09/15/31 ...... 354 312,917
FedEx Corp.
Ω 4.900%, 01/15/34 ...... 75 74,700
Fidelity National Financial, Inc.
3.400%, 06/15/30 ...... 664 630,956
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 535 399,589
First American Financial Corp.
4.000%, 05/15/30 ...... 262 253,474
2.400%, 08/15/31 ...... 291 253,330
5.450%, 09/30/34 ...... 102 102,691
Fiserv, Inc.
1.625%, 07/01/30 ...... EUR 150 160,672
Flex, Ltd.
4.875%, 06/15/29 ...... 317 320,969
Flowserve Corp.
3.500%, 10/01/30 ...... 402 382,863
2.800%, 01/15/32 ...... 90 80,060
Fortune Brands Innovations, Inc.
3.250%, 09/15/29 ...... 227 217,464
4.000%, 03/25/32 ...... 511 487,750
Fox Corp.
5.476%, 01/25/39 ...... 3,303 3,321,018
GATX Corp.
6.050%, 03/15/34 ...... 545 582,946
6.900%, 05/01/34 ...... 1,000 1,125,480
General Motors Co.
6.600%, 04/01/36 ...... 863 937,395
5.150%, 04/01/38 ...... 749 723,251

119
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.250%, 10/02/43 ...... 903 $ 922,629
General Motors Financial Co.,
Inc.
SOFRINDX+1.35%, FRN,
5.640%, 05/08/27(*) .... 51 51,263
SOFRINDX+1.05%, FRN,
5.126%, 07/15/27(*) .... 34 34,064
0.650%, 09/07/28 ...... EUR 300 327,503
SOFR+1.29%, FRN,
5.378%, 01/07/30(*) .... 193 192,930
6.100%, 01/07/34 ...... 116 122,582
5.450%, 09/06/34 ...... 264 267,184
Gilead Sciences, Inc.
# 4.000%, 09/01/36 ...... 842 785,770
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 693 840,264
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 54 59,701
0.875%, 05/09/29, MTN . EUR 140 151,977
6.250%, 02/01/41 ...... 780 859,727
Halliburton Co.
7.450%, 09/15/39 ...... 269 321,815
4.500%, 11/15/41 ...... 306 269,645
4.750%, 08/01/43 ...... 220 196,892
Hasbro, Inc.
6.050%, 05/14/34 ...... 461 485,771
6.350%, 03/15/40 ...... 1,133 1,194,542
5.100%, 05/15/44 ...... 532 474,292
HCA, Inc.
7.500%, 11/06/33 ...... 405 468,696
4.375%, 03/15/42 ...... 970 836,770
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 80 75,547
Highwoods Realty, LP
2.600%, 02/01/31 ...... 229 203,264
7.650%, 02/01/34 ...... 448 511,084
Host Hotels & Resorts, LP
5.700%, 07/01/34 ...... 1,273 1,305,319
HP, Inc.
# 6.000%, 09/15/41 ...... 1,421 1,456,070
Humana, Inc.
4.625%, 12/01/42 ...... 100 86,850
4.950%, 10/01/44 ...... 1,000 890,332
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 495 484,969
Intel Corp.
4.600%, 03/25/40 ...... 141 127,589
2.800%, 08/12/41 ...... 374 263,237
4.800%, 10/01/41 ...... 490 441,527
4.250%, 12/15/42 ...... 912 755,367
5.625%, 02/10/43 ...... 1,162 1,146,644
Intercontinental Exchange, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.650%, 09/15/40 ...... 886 $ 658,567
International Business Machines
Corp.
0.875%, 02/09/30, MTN . EUR 350 374,849
4.150%, 05/15/39 ...... 1,289 1,159,233
4.000%, 06/20/42 ...... 333 283,278
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 15 14,542
Interpublic Group of Cos., Inc.
(The)
3.375%, 03/01/41 ...... 1,328 1,008,634
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 1,063 963,472
5.670%, 06/08/32 ...... 457 473,018
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 100 101,004
Jefferies Financial Group, Inc.
2.750%, 10/15/32 ...... 800 691,407
6.200%, 04/14/34 ...... 277 290,697
6.250%, 01/15/36 ...... 125 131,562
6.500%, 01/20/43 ...... 320 335,501
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.676%, 04/19/27(*), MTN 34 34,110
SOFR+0.60%, FRN,
4.780%, 06/11/27(*), MTN 150 150,599
Johnson & Johnson
# 4.500%, 09/01/40 ...... 450 436,664
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 325 369,797
5.500%, 10/15/40 ...... 1,247 1,308,420
5.600%, 07/15/41 ...... 586 615,294
Kemper Corp.
3.800%, 02/23/32 ...... 294 271,718
Kilroy Realty, LP
6.250%, 01/15/36 ...... 211 217,760
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39 ...... 974 1,110,614
5.000%, 06/04/42 ...... 270 249,145
Kyndryl Holdings, Inc.
6.350%, 02/20/34 ...... 976 1,037,970
4.100%, 10/15/41 ...... 1,880 1,510,650
Lazard Group LLC
4.500%, 09/19/28 ...... 238 239,138
Lear Corp.
4.250%, 05/15/29 ...... 303 301,216
Legg Mason, Inc.
5.625%, 01/15/44 ...... 107 107,936
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 317 318,764
Ω 4.625%, 12/02/30 ...... EUR 407 502,542
Lincoln National Corp.
5.852%, 03/15/34 ...... 198 207,688

120
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.150%, 04/07/36 ...... 50 $ 52,793
6.300%, 10/09/37 ...... 450 483,824
7.000%, 06/15/40 ...... 514 582,174
Markel Group, Inc.
5.000%, 03/30/43 ...... 335 305,993
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39 ...... 101 98,056
Merck & Co., Inc.
2.350%, 06/24/40 ...... 517 373,951
MetLife, Inc.
6.375%, 06/15/34 ...... 387 432,506
5.875%, 02/06/41 ...... 337 356,410
Micron Technology, Inc.
5.875%, 09/15/33 ...... 50 53,246
3.366%, 11/01/41 ...... 50 38,625
Mohawk Industries, Inc.
3.625%, 05/15/30 ...... 63 60,882
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 326 304,207
Morgan Stanley
1.875%, 04/27/27, MTN . EUR 400 458,663
6.375%, 07/24/42 ...... 813 917,150
Motorola Solutions, Inc.
2.750%, 05/24/31 ...... 756 693,199
NBCUniversal Media LLC
5.950%, 04/01/41 ...... 100 104,079
4.450%, 01/15/43 ...... 488 418,013
NewMarket Corp.
2.700%, 03/18/31 ...... 264 240,204
NIKE, Inc.
3.250%, 03/27/40 ...... 2,355 1,913,942
NOV, Inc.
3.950%, 12/01/42 ...... 1,369 1,079,124
Novartis Capital Corp.
3.700%, 09/21/42 ...... 295 245,506
4.400%, 05/06/44 ...... 875 793,662
NVIDIA Corp.
3.500%, 04/01/40 ...... 2,027 1,740,160
Oracle Corp.
6.500%, 04/15/38 ...... 223 238,662
6.125%, 07/08/39 ...... 455 468,852
3.600%, 04/01/40 ...... 2,903 2,273,422
5.375%, 07/15/40 ...... 230 219,168
3.650%, 03/25/41 ...... 200 155,315
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.350%, 11/01/29 ...... 350 335,894
Pfizer, Inc.
7.200%, 03/15/39 ...... 445 535,562
Plains All American Pipeline, LP/
PAA Finance Corp.
6.700%, 05/15/36 ...... 100 108,686
6.650%, 01/15/37 ...... 603 655,190
5.150%, 06/01/42 ...... 983 894,611
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.300%, 01/31/43 ...... 1,047 $ 856,932
4.700%, 06/15/44 ...... 219 187,252
Principal Financial Group, Inc.
4.625%, 09/15/42 ...... 385 352,957
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 618 705,797
PulteGroup, Inc.
7.875%, 06/15/32 ...... 200 233,507
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 119,582
Quanta Services, Inc.
3.050%, 10/01/41 ...... 335 250,961
Realty Income Corp.
4.000%, 07/15/29 ...... 253 251,770
4.875%, 07/06/30 ...... EUR 275 340,948
5.125%, 07/06/34 ...... EUR 414 530,436
5.875%, 03/15/35 ...... 177 188,728
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 253 264,104
Royalty Pharma PLC
3.300%, 09/02/40 ...... 1,237 957,851
Simon Property Group, LP
2.200%, 02/01/31 ...... 90 80,948
2.250%, 01/15/32 ...... 232 203,604
4.750%, 09/26/34 ...... 193 191,784
# 6.750%, 02/01/40 ...... 596 686,675
4.750%, 03/15/42 ...... 191 176,743
Stanley Black & Decker, Inc.
5.200%, 09/01/40 ...... 545 528,406
Sutter Health
3.161%, 08/15/40 ...... 406 322,631
Tapestry, Inc.
5.500%, 03/11/35 ...... 525 534,630
Texas Instruments, Inc.
# 3.875%, 03/15/39 ...... 291 259,631
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43 ...... 132 133,780
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 1,527 1,785,182
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN . 125 139,552
UnitedHealth Group, Inc.
5.700%, 10/15/40 ...... 237 246,042
Unum Group
Ω 4.046%, 08/15/41 ...... 1,725 1,421,971
5.750%, 08/15/42 ...... 926 923,961
Valero Energy Corp.
# 6.625%, 06/15/37 ...... 319 352,758
Verizon Communications, Inc.
4.812%, 03/15/39 ...... 1,337 1,267,706
2.650%, 11/20/40 ...... 550 393,767
3.400%, 03/22/41 ...... 1,511 1,187,096
3.850%, 11/01/42 ...... 760 615,868

121
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Viatris, Inc.
3.850%, 06/22/40 ...... 243 $ 185,120
Visa, Inc.
2.700%, 04/15/40 ...... 1,214 935,518
Voya Financial, Inc.
5.700%, 07/15/43 ...... 335 337,216
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 80 78,599
Walmart, Inc.
2.500%, 09/22/41 ...... 925 670,217
Walt Disney Co. (The)
6.900%, 08/15/39 ...... 445 520,759
3.500%, 05/13/40 ...... 563 473,377
Welltower OP LLC
3.850%, 06/15/32 ...... 80 77,144
Western Union Co. (The)
2.750%, 03/15/31 ...... 939 840,158
# 6.200%, 11/17/36 ...... 1,471 1,533,835
6.200%, 06/21/40 ...... 764 787,557
TOTAL UNITED STATES ... 138,014,989
TOTAL BONDS ........... 537,511,349
U.S. TREASURY OBLIGATIONS
— (2.2%)
U.S. Treasury Bonds
3.875%, 05/15/43 ..... 399 364,461
4.750%, 02/15/45 ..... 36 36,501
5.000%, 05/15/45 ..... 174 182,102
U.S. Treasury Notes
USBMMY3M + 0.25%,
FRN, 4.097% 01/31/26(*) 6,322 6,322,905
USBMMY3M + 0.15%,
FRN, 4.002% 04/30/26(*) 1,481 1,480,713
USBMMY3M + 0.18%,
FRN, 4.034% 07/31/26(*) 2,827 2,827,006
USBMMY3M + 0.21%,
FRN, 4.057% 10/31/26(*) 253 253,050
USBMMY3M + 0.10%,
FRN, 3.950% 01/31/27(*) 132 131,860
USBMMY3M + 0.16%,
FRN, 4.012% 04/30/27(*) 1,900 1,899,456
3.500%, 02/15/33 ..... 151 147,089
TOTAL U.S. TREASURY
OBLIGATIONS ............ 13,645,143
TOTAL INVESTMENT
SECURITIES — ( 99.1% )
(Cost $594,859,419) ....... 605,288,471
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.9%)
@§
The DFA Short Term
Investment Fund ...... 471,106 $ 5,449,282
TOTAL INVESTMENTS
— (100.0%)
(Cost $600,308,701) ....... $ 610,737,753

122
Dimensional Global Sustainability Fixed Income ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2025, the aggregate value of these securities was $63,405,990 which represented 11.1% of the net assets of the Fund.
As of October 31, 2025, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 76,410 NZD 130,252 Citigroup 11/03/25 $ 1,821
USD 47,487 NZD 79,671 Citigroup 11/03/25 1,863
USD 510,368 GBP 380,415 Citigroup 11/03/25 10,558
USD 274,676 NZD 478,299 Citigroup 11/03/25 778
USD 15,443,311 EUR 13,128,354 Citigroup 11/03/25 290,548
USD 7,387,538 GBP 5,500,271 Citigroup 11/03/25 160,989
USD 11,366,738 AUD 17,163,980 Citigroup 11/03/25 130,310
USD 240,040 GBP 180,410 State Street Bank and Trust 11/03/25 3,008
USD 14,787,899 EUR 12,573,044 Citigroup 11/04/25 276,075
USD 2,333,619 EUR 2,013,057 RBC Dominion Securities 11/04/25 10,146
USD 11,499,121 GBP 8,548,993 Citigroup 11/06/25 266,940
USD 15,270,479 EUR 12,990,959 Citigroup 11/06/25 274,610
USD 8,694,524 CAD 12,119,679 BNY Capital Markets 11/07/25 43,388
USD 18,076,571 EUR 15,458,760 Citigroup 11/07/25 231,039
USD 16,347,505 EUR 13,986,344 BNY Capital Markets 11/10/25 198,999
USD 8,909,507 CAD 12,412,699 BNY Capital Markets 11/10/25 47,852
USD 5,646,853 AUD 8,565,168 Citigroup 11/10/25 39,241
USD 9,699,447 CAD 13,506,141 Citigroup 11/12/25 56,176
USD 18,233,284 EUR 15,648,326 Citigroup 11/12/25 163,836
AUD 509,105 USD 333,090 Citigroup 11/17/25 250
USD 9,675,526 GBP 7,239,953 Citigroup 11/17/25 162,965
USD 7,560,468 JPY 1,136,226,004 Citigroup 11/21/25 172,261
USD 21,260,997 JPY 3,217,289,689 Citigroup 11/25/25 332,366
USD 3,076,086 CAD 4,299,840 Citigroup 11/26/25 3,838
USD 2,746,345 CAD 3,837,718 Citigroup 11/26/25 4,285
USD 8,487,936 JPY 1,292,337,645 RBC Dominion Securities 11/26/25 80,362
USD 11,455,715 GBP 8,586,165 State Street Bank and Trust 11/26/25 174,101
USD 15,348,996 EUR 13,219,652 State Street Bank and Trust 11/26/25 71,969
USD 6,661,439 JPY 1,015,520,890 Citigroup 11/28/25 53,414
USD 20,782,493 EUR 17,810,431 BNY Capital Markets 12/01/25 194,441
EUR 1,227,894 USD 1,417,050 Citigroup 12/01/25 2,339
USD 8,325,633 CAD 11,616,355 Citigroup 12/01/25 23,596
USD 7,991,931 GBP 6,061,096 BNY Capital Markets 12/03/25 27,933
USD 15,265,435 EUR 13,128,354 RBC Dominion Securities 12/03/25 87,947
USD 16,907,161 EUR 14,586,101 RBC Dominion Securities 12/04/25 43,447
USD 62,531 NZD 108,556 Citigroup 12/18/25 247
USD 40,186 NZD 68,388 Citigroup 12/18/25 949
USD 35,350 NZD 60,127 Citigroup 12/18/25 852
USD 19,810 NZD 34,239 Citigroup 12/23/25 161
USD 61,276 NZD 104,232 Citigroup 12/23/25 1,459
USD 2,933,519 EUR 2,528,992 RBC Dominion Securities 12/29/25 5,139
NZD 74,015 USD 42,446 Citigroup 12/30/25 44
USD 3,022,765 NZD 5,211,169 RBC Dominion Securities 12/30/25 31,173
USD 11,269,989 AUD 17,163,980 BNY Capital Markets 01/02/26 26,452

123
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 397,760 NZD 688,222 Citigroup 01/30/26 $ 2,152
Total Appreciation $3,712,319
USD 435,665 AUD 669,190 BNY Capital Markets 11/10/25 $ (2,453)
CAD 1,784,774 USD 1,276,531 Citigroup 11/12/25 (2,217)
USD 11,401,930 AUD 17,477,053 Citigroup 11/17/25 (41,270)
CAD 697,997 USD 501,409 Citigroup 11/28/25 (2,637)
USD 8,920,630 CAD 12,490,666 Citigroup 11/28/25 (4,896)
EUR 703,754 USD 821,601 Citigroup 12/01/25 (8,094)
Total (Depreciation) $(61,567)
Total Appreciation (Depreciation) $3,650,752
Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations .................... $ — $ 54,131,979 $ — $ 54,131,979
Bonds
Australia ............................. — 36,454,387 — 36,454,387
Austria .............................. — 5,226,194 — 5,226,194
Belgium ............................. — 21,803,623 — 21,803,623
Canada ............................. — 68,011,757 — 68,011,757
Finland .............................. — 10,347,923 — 10,347,923
France .............................. — 36,394,031 — 36,394,031
Germany ............................ — 22,013,492 — 22,013,492
Ireland .............................. — 3,963,485 — 3,963,485
Italy ................................ — 4,780,284 — 4,780,284
Japan ............................... — 48,529,920 — 48,529,920
Luxembourg .......................... — 501,393 — 501,393
Netherlands .......................... — 15,158,069 — 15,158,069
New Zealand ......................... — 3,612,128 — 3,612,128
Singapore ............................ — 1,300,577 — 1,300,577
Spain ............................... — 5,502,598 — 5,502,598
Supranational ......................... — 90,049,001 — 90,049,001
Sweden ............................. — 3,748,380 — 3,748,380
United Kingdom ....................... — 22,099,118 — 22,099,118
United States ......................... — 138,014,989 — 138,014,989
U.S. Treasury Obligations ................. — 13,645,143 — 13,645,143
Securities Lending Collateral ............... — 5,449,282 — 5,449,282
Total Investments ........................ $— $610,737,753 $— $610,737,753
Financial Instruments
Assets
Forward Currency Contracts** .............. — 3,712,319 — 3,712,319
Liabilities
Forward Currency Contracts** .............. — (61,567) — (61,567)
Total Other Financial Instruments ........... $– $3,650,752 $– $3,650,752
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

124
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional US
Sustainability
Core 1 ETF
Dimensional
International
Sustainability
Core 1 ETF
Assets:
Investment Securities at Value (including $45,443 and $20,808 of securities on loan, respectively) ............................................................ $ 1,785,554 $ 850,864
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $45,479 and
$15,292, respectively) (Note G) ............................................. 45,479 15,292
Foreign Currencies at Value .................................................. — 254
Cash .................................................................... 2,800 2,028
Receivables:
Investment Securities Sold ................................................. — 127
Dividends and Interest ..................................................... 706 1,880
Capital Shares Issued ..................................................... — 229
Tax Reclaims ............................................................ — 1,133
Total Assets ......................................................... 1,834,539 871,807
Liabilities:
Payables:
Investment Securities Purchased ............................................ 188 498
Upon Return of Securities Loaned ........................................... 45,479 15,292
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 207 126
Administration and Accounting .............................................. 28 10
Custodian ............................................................... 3 44
Trustee ................................................................. 6 3
Other Expenses .......................................................... 40 23
Total Liabilities ....................................................... 45,951 15,996
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 1,788,588 $ 855,811
Shares Outstanding, No Par Value ............................................. 41,500,000 20,800,000
Net Asset Value, Offering and Redemption price per share .......................... $ 43.10 $ 41.14
Investment Securities at Cost ................................................. $ 1,317,653 $ 643,720
Foreign Currencies at Cost ................................................... $ — $ 256
Net Assets Consist of:
Paid-In Capital ............................................................. $ 1,375,013 $ 666,981
Total Distributable Earnings (Loss) ............................................. 413,575 188,830
Net Assets ............................................................... $ 1,788,588 $ 855,811

125
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income
ETF
Assets:
Investment Securities at Value (including $10,816 and $5,239 of securities on loan, respectively) ............................................................ $ 479,177 $ 605,288
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $4,992 and $5,449,
respectively) (Note G) ..................................................... 4,992 5,449
Segregated Cash for Futures Contracts ......................................... 85 —
Foreign Currencies at Value .................................................. 1,559 132
Cash .................................................................... 255 10,016
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... — 3,712
Receivables:
Investment Securities Sold ................................................. 1,240 1,272
Dividends and Interest ..................................................... 401 5,287
Futures Variation Margin ................................................... 4 —
Tax Reclaims ............................................................ 4 —
Total Assets ......................................................... 487,717 631,156
Liabilities:
Payables:
Investment Securities Purchased ............................................ — 56,389
Unrealized Depreciation on Forward Foreign Currency Contracts ................... — 62
Upon Return of Securities Loaned ........................................... 4,992 5,449
Accrued Foreign Taxes .................................................... 2,156 —
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 108 95
Administration and Accounting .............................................. 4 20
Custodian ............................................................... 40 9
Trustee ................................................................. 1 2
Other Expenses .......................................................... 10 20
Total Liabilities ....................................................... 7,311 62,046
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 480,406 $ 569,110
Shares Outstanding, No Par Value ............................................. 11,500,000 10,750,000
Net Asset Value, Offering and Redemption price per share .......................... $ 41.77 $ 52.94
Investment Securities at Cost ................................................. $ 332,594 $ 594,859
Foreign Currencies at Cost ................................................... $ 1,563 $ 134
Net Assets Consist of:
Paid-In Capital ............................................................. $ 353,266 $ 552,537
Total Distributable Earnings (Loss) ............................................. 127,140 16,573
Net Assets ............................................................... $ 480,406 $ 569,110

126
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US
Sustainability
Core 1 ETF
Dimensional
International
Sustainability
Core 1 ETF
Investment Income:
Interest ................................................................... $ 122 $ 35
Dividends ( Net of Foreign Taxes Withheld of $6 and $2,315, respectively) .............. 15,899 17,899
Dividend Income from Affiliated Investments ..................................... 1,624 965
Income from Securities Lending, Net ........................................... 68 192
Total Investment Income ................................................. 17,713 19,091
Expenses:
Investment Management Fees (Note D) ......................................... 2,012 1,366
Administration and Accounting ................................................ 56 37
Custodian ................................................................. 13 106
Filing Fees ................................................................ 42 27
Trustees’ Fees & Expenses .................................................. 4 4
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 52
Other Expenses ............................................................ 77 72
Total Expenses ......................................................... 2,204 1,664
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... — (24)
Fees Paid Indirectly (Note D) ................................................. — (42)
Net Expenses ............................................................. 2,204 1,598
Net Investment Income (Loss) ............................................... 15,509 17,493
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................. (29,653) (7,277)
In-Kind Transactions ...................................................... 68,326 —
Futures ................................................................. 130 136
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 194,611 144,703
Net Realized and Unrealized Gain (Loss) ..................................... 233,414 137,562
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 248,923 $ 155,055

127
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income
ETF
Investment Income:
Interest ( Net of Foreign Taxes Withheld of $— and $1, respectively) .................. $ 64 $ 20,036
Dividends ( Net of Foreign Taxes Withheld of $1,295 and $—, respectively) ............. 9,087 —
Dividend Income from Affiliated Investments ..................................... 202 175
Income from Securities Lending, Net ........................................... 415 23
Total Investment Income ................................................. 9,768 20,234
Expenses:
Investment Management Fees (Note D) ......................................... 1,341 926
Administration and Accounting ................................................ 33 30
Custodian ................................................................. 170 14
Filing Fees ................................................................ 14 27
Trustees’ Fees & Expenses .................................................. 2 3
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 41
Other Expenses ............................................................ 114 69
Total Expenses ......................................................... 1,674 1,110
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (102) —
Net Expenses ............................................................. 1,572 1,110
Net Investment Income (Loss) ............................................... 8,196 19,124
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... (6,984)
1
255
Forward Currency Contracts ................................................ — (2,265)
Futures ................................................................. 68 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 91,827
2
8,762
Futures ................................................................. 52 —
Forward Currency Contracts ................................................ — 302
Net Realized and Unrealized Gain (Loss) ..................................... 84,963 7,054
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 93,159 $ 26,178
1
Net of foreign capital gain taxes withheld of:
..................................................
$ (7) $ —
2
Including foreign capital gain taxes of:
........................................................
$ (115) $ —

128
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Sustainability
Core 1 ETF
Dimensional International
Sustainability Core 1 ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 15,509 $ 10,537 $ 17,493 $ 10,382
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (29,653) (17,208) (7,277) (9,400)
In-Kind Transactions ...................... 68,326 7,698 — —
Futures ................................. 130 78 136 273
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 194,611 258,680 144,703 66,413
Change in Net Assets Resulting from
Operations .......................... 248,923 259,785 155,055 67,668
Distributions:
Total Distributions .......................... (15,270) (9,390) (17,495) (9,065)
Change in Net Assets Resulting from
Distributions ......................... (15,270) (9,390) (17,495) (9,065)
Capital Share Transactions:
Shares Issued ............................. 487,783 434,093 188,090 240,854
Cost of Shares Redeemed ................... (159,299) (15,438) — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 328,484 418,655 188,090 240,854
Change in Net Assets ................... 562,137 669,050 325,650 299,457
Net Assets:
Beginning of Period ......................... 1,226,451 557,401 530,161 230,704
End of Period .............................. $ 1,788,588 $ 1,226,451 $ 855,811 $ 530,161
Share Transactions:
Issued ................................... 12,700 12,950 5,100 7,300
Redeemed ................................ (4,450) (450) — —
Change in Shares ....................... 8,250 12,500 5,100 7,300

129
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Sustainability Core 1 ETF
Dimensional Global Sustainability
Fixed Income ETF
Year ended
October 31, 2025
Year ended
October 31, 2024
Year ended
October 31, 2025
Year ended
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 8,196 $ 5,602 $ 19,124 $ 12,685
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (6,984) (8,135) 255 1,220
In-Kind Transactions ...................... — — — 127
Forward Currency Contracts ................ — — (2,265) (2,144)
Futures ................................. 68 376 — —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 91,827 47,959 8,762 8,588
Forward Currency Contracts ................ — — 302 2,918
Futures ................................. 52 — — —
Change in Net Assets Resulting from
Operations .......................... 93,159 45,802 26,178 23,394
Distributions:
Total Distributions .......................... (8,925) (5,140) (16,595) (10,360)
Change in Net Assets Resulting from
Distributions ......................... (8,925) (5,140) (16,595) (10,360)
Capital Share Transactions:
Shares Issued ............................. 80,645 119,994 187,549 223,011
Cost of Shares Redeemed ................... — — — (5,120)
Change in Net Assets Resulting from Capital
Share Transactions ................... 80,645 119,994 187,549 217,891
Change in Net Assets ................... 164,879 160,656 197,132 230,925
Net Assets:
Beginning of Period ......................... 315,527 154,871 371,978 141,053
End of Period .............................. $ 480,406 $ 315,527 $ 569,110 $ 371,978
Share Transactions:
Issued ................................... 2,300 3,700 3,600 4,350
Redeemed ................................ — — — (100)
Change in Shares ....................... 2,300 3,700 3,600 4,250

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
130
See accompanying Notes to Financial Statements.
Dimensional US Sustainability Core 1 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 36.89 $ 26.86 $ 24.97
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.42 0.39 0.35
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
6.20 9.99 1.79
Total from Investment Operations .........................................
6.62 10.38 2.14
Less Distributions:
Net Investment Income ....................................................
(0.41) (0.35) (0.25)
Total Distributions ....................................................
(0.41) (0.35) (0.25)
Net Asset Value, End of Period ...................................................
$ 43.10 $ 36.89 $ 26.86
Total Return at NAV (b) (c) ......................................................
18.08% 38.74% 8.59%
Net Assets, End of Year (thousands) ...............................................
$ 1,788,588 $ 1,226,451 $ 557,401
Ratio of Expenses to Average Net Assets (d) .........................................
0.15% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.15% 0.17% 0.20%
Ratio of Net Investment Income to Average Net Assets (d) ................................
1.08% 1.14% 1.26%
Portfolio Turnover Rate (c) (e) ....................................................
5% 5% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
131
See accompanying Notes to Financial Statements.
Dimensional International Sustainability Core
1 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 33.77 $ 27.46 $ 25.17
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.95 0.86 0.78
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
7.36 6.19 2.08
Total from Investment Operations .........................................
8.31 7.05 2.86
Less Distributions:
Net Investment Income ....................................................
(0.94) (0.74) (0.57)
Total Distributions ....................................................
(0.94) (0.74) (0.57)
Net Asset Value, End of Period ...................................................
$ 41.14 $ 33.77 $ 27.46
Total Return at NAV (b) (c) ......................................................
24.93% 25.73% 11.23%
Net Assets, End of Year (thousands) ...............................................
$ 855,811 $ 530,161 $ 230,704
Ratio of Expenses to Average Net Assets (d) .........................................
0.23% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.24% 0.24% 0.31%
Ratio of Net Investment Income to Average Net Assets (d) ................................
2.56% 2.59% 2.65%
Portfolio Turnover Rate (c) (e) ....................................................
9% 11% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
132
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Sustainability
Core 1 ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 34.30 $ 28.16 $ 25.54
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.77 0.76 0.77
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
7.53 6.03 2.46
Total from Investment Operations .........................................
8.30 6.79 3.23
Less Distributions:
Net Investment Income ....................................................
(0.83) (0.65) (0.61)
Total Distributions ....................................................
(0.83) (0.65) (0.61)
Net Asset Value, End of Period ...................................................
$ 41.77 $ 34.30 $ 28.16
Total Return at NAV (b) (c) ......................................................
24.52% 24.21% 12.54%
Net Assets, End of Year (thousands) ...............................................
$ 480,406 $ 315,527 $ 154,871
Ratio of Expenses to Average Net Assets (d) .........................................
0.41% 0.41% 0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.44% 0.47% 0.59%
Ratio of Net Investment Income to Average Net Assets (d) ................................
2.14% 2.33% 2.62%
Portfolio Turnover Rate (c) (e) ....................................................
13% 11% 22%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
133
See accompanying Notes to Financial Statements.
Dimensional Global Sustainability Fixed
Income ETF
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 15,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ..............................................
$ 52.02 $ 48.64 $ 50.10
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
2.14 2.33 2.13
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
0.67 3.29 (1.82)
Total from Investment Operations .........................................
2.81 5.62 0.31
Less Distributions:
Net Investment Income ....................................................
(1.89) (2.24) (1.77)
Total Distributions ....................................................
(1.89) (2.24) (1.77)
Net Asset Value, End of Period ...................................................
$ 52.94 $ 52.02 $ 48.64
Total Return at NAV (b) (c) ......................................................
5.52% 11.76% 0.56%
Net Assets, End of Year (thousands) ...............................................
$ 569,110 $ 371,978 $ 141,053
Ratio of Expenses to Average Net Assets (d) .........................................
0.24% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.24% 0.24% 0.30%
Ratio of Net Investment Income to Average Net Assets (d) ................................
4.13% 4.51% 4.38%
Portfolio Turnover Rate (c) (e) ....................................................
17% 27% 37%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
134
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of October 31, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Sustainability Core 1 ETF US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF Global Sustainability Fixed Income ETF

135
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-
end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Sustainability Core 1 ETF, Emerging Markets Sustainability Core 1 ETF,
and Global Sustainability Fixed Income ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed

136
on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.

137
5.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
6.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
7.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
8.
Other
Discount and premium on debt securities purchased are amortized, using the effective interest method.
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

138
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

139
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
* Average amount of Currency Purchased/Sold in USD.
** Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025 (amounts in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin is reported within the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.
(3) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’
derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts
in thousands):
Forward
Currency
Contracts * Futures **
Emerging Markets Sustainability Core 1 ETF .................................. $ — $ 845
Global Sustainability Fixed Income ETF ...................................... 255,511 —
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts *(1)
Unrealized
Depreciation
on Forward
Currency
Contracts *(2)
Currency Rate Risk Exposure: 51,925.480000
Global Sustainability Fixed Income ETF ............................ $3,712 $62
Asset
Unrealized
Appreciation
on Futures *(3)
Equity Risk Exposure: 51,925.480000
Emerging Markets Sustainability Core 1 ETF ........................................ $ 52
Realized
Gain (Loss)
from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: 51,925.480000
US Sustainability Core 1 ETF ....................................... $130 $–
International Sustainability Core 1 ETF ............................... 136 –
Emerging Markets Sustainability Core 1 ETF .......................... 68 52

140
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
(3) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(4) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of October 31, 2025, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward
Currency
Contracts (3)
Forward
Currency
Contracts (4)
Currency Rate Risk Exposure: 301,836.210000
Global Sustainability Fixed Income ETF ............................. $(2,265) $302
Global Sustainability Fixed Income
ETF
Assets Liabilities
Derivative Financial Instruments :
Forward currency contracts.…………...…………………………………….. $3,712 $62
Total derivative assets and liabilities in the Statement of Assets and
Liabilities………………………………………………………………………….. 3,712 62
Derivative asset and liabilities not subject to a master netting a greement or similar agreement ( “ MNA” ) ………………………………………………….. — —
Total assets and liabilities subject to a n MNA………………………………… $3,712 $62

141
The following tables present the Funds’ derivative assets and liabilities as of October 31, 2025 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund
(amounts in thousands):
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
For the year ended October 31, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
(a)
Cash
Collateral
Received
(a)
Net
Amount of
Derivative
Assets
Global Sustainability
Fixed Income ETF
BNY Capital Markets .... $539 $(3) $— $— $536
Citigroup………………... 2,666 (59) — — 2,607
RBC Dominion Securities 258 — — — 258
State Street Bank and
Trust Company ............ 249 — — — 249
$3,712 $(62) $— $— $3,650
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net
Amount of
Derivative
Liabilities
Global Sustainability
Fixed Income ETF
BNY Capital Markets .... $3 $(3) $— $— $ —
Citigroup ....................... 59 (59) — — —
$62 $(62) $— $— $ —
Management
Fee
US Sustainability Core 1 ETF ................................................................................ 0.14%
International Sustainability Core 1 ETF ..................................................................... 0.20%
Emerging Markets Sustainability Core 1 ETF .............................................................. 0.35%
Global Sustainability Fixed Income ETF .................................................................... 0.20%

142
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds. For each
Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the
Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation
Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the
Fund. The waived fees/assumed expenses during the year ended October 31, 2025, recovered previously waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the year ended October 31, 2025, expenses were reduced as follows (amount in thousands):
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Sustainability Core 1 ETF ........................ 0.18% $— $—
International Sustainability Core 1 ETF ................ 0.24% 24 52
Emerging Markets Sustainability Core 1 ETF ........... 0.41% 102 —
Global Sustainability Fixed Income ETF ............... 0.24% — 41
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 Total
International Sustainability Core 1 ETF ............. $49 $17 $24 $90
Emerging Markets Sustainability Core 1 ETF .... 229 143 102 474
Fees Paid
Indirectly
International Sustainability Core 1 ETF .......................................................................... $ 42

143
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the
Trust. For the year ended October 31, 2025, the total related amount paid by the Trust to the CCO was $111 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses” on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024 and
October 31, 2025, were as follows (amounts in thousands):
Total
US Sustainability Core 1 ETF ................................................................................ $ 4
International Sustainability Core 1 ETF ..................................................................... 2
Emerging Markets Sustainability Core 1 ETF .............................................................. 1
Global Sustainability Fixed Income ETF .................................................................... 1
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Sustainability Core 1 ETF
2024 .................................................. $ 9,390 $ – $ 9,390
2025 .................................................. 15,270 – 15,270
International Sustainability Core 1 ETF
2024 .................................................. 9,065 – 9,065
2025 .................................................. 17,495 – 17,495

144
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2025, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
Emerging Markets Sustainability Core 1 ETF
2024 .................................................. $ 5,140 $ – $ 5,140
2025 .................................................. 8,925 – 8,925
Global Sustainability Fixed Income ETF
2024 .................................................. 10,360 – 10,360
2025 .................................................. 16,595 – 16,595
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Sustainability Core 1 ETF ..... $ 251 $ — $ (54,758) $ 468,083 $ 413,576
International Sustainability Core 1
ETF ......................... 3,035 — (20,859) 206,654 188,830
Emerging Markets Sustainability
Core 1 ETF ................... 2,098 — (19,151) 144,193 127,140
Global Sustainability Fixed Income
ETF ......................... 8,140 — (1,729) 10,161 16,572
Total
US Sustainability Core 1 ETF ......................................................... $ 54,758
International Sustainability Core 1 ETF ................................................. 20,859
Emerging Markets Sustainability Core 1 ETF ............................................ 19,151
Global Sustainability Fixed Income ETF ................................................ 1,729
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Sustainability Core 1 ETF ............ $ 1,362,950 $ 509,341 $ (41,258) $ 468,083
International Sustainability Core 1 ETF .... 659,520 221,264 (14,629) 206,635
Emerging Markets Sustainability Core 1 ETF 337,811 155,987 (9,629) 146,358
Global Sustainability Fixed Income ETF ... 600,364 13,417 (3,043) 10,374

145
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
Non-Cash
Collateral
Market
Value
US Sustainability Core 1 ETF ................................................................................... $ 833
International Sustainability Core 1 ETF ........................................................................ 6,700
Emerging Markets Sustainability Core 1 ETF ................................................................. 7,407

146
H. Affiliated Trades
Cross trades for the year ended October 31, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Sustainability Core 1 ETF .............................. $ 27,673 $ 14,540 $ (5,452)
International Sustainability Core 1 ETF ...................... 6,968 7,241 (1,674)
Emerging Markets Sustainability Core 1 ETF ................. 503 118 (59)
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at
October
31, 2025
Shares as of
October 31,
2025
Dividend
Income
Capital Gains
Distributions
US Sustainability Core 1 ETF
The DFA Short Term
Investment Fund $19,142 $200,364 $174,027 $— $— $45,479 3,932 $1,624 $—
Total $19,142 $200,364 $174,027 $— $— $45,479 $1,624 $—
International Sustainability
Core 1 ETF
The DFA Short Term
Investment Fund $11,730 $208,135 $204,573 $— $— $15,292 1,322 $965 $—
Total $11,730 $208,135 $204,573 $— $— $15,292 $965 $—
Emerging Markets
Sustainability Core 1 ETF
The DFA Short Term
Investment Fund $2,046 $51,091 $48,145 $— $— $4,992 432 $202 $—
Total $2,046 $51,091 $48,145 $— $— $4,992 $202 $—
Global Sustainability Fixed
Income ETF
The DFA Short Term
Investment Fund $851 $47,176 $42,578 $— $— $5,449 471 $175 $—
Total $851 $47,176 $42,578 $— $— $5,449 $175 $—

147
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2025 were as follows (amounts in thousands):
In-kind transactions for the year ended October 31, 2025 were as follows (amounts in thousands):
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............. $ – $ – $ 224,973 $ 76,436
International Sustainability Core 1 ETF ..... – – 86,882 62,298
Emerging Markets Sustainability Core 1 ETF – – 116,401 47,910
Global Sustainability Fixed Income ETF .... 6,345 17,073 159,903 73,270
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............ $ – $ – $ 337,192 $ 157,031
International Sustainability Core 1 ETF .... – – 162,422 –
Emerging Markets Sustainability Core 1 ETF – – 9,675 –
Global Sustainability Fixed Income ETF ... 1 0,342 – 123,193 –

148
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Fund under the line of credit were as follows
(amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that the Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the year ended October 31, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings
as of
10/31/2025
US Sustainability Core 1
ETF ................... 5.08% $250 1 $— $250 $—

149
are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

150
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of Dimensional US Sustainability
Core 1 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets
Sustainability Core 1 ETF and Dimensional Global Sustainability Fixed Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional US Sustainability Core 1 ETF, Dimensional International Sustainability
Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF and Dimensional Global
Sustainability Fixed Income ETF (four of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, www.pwc.com/us

151
statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.
investment company group since 1981.

153
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
The amounts in the table expressed as a percentage of distributions for the fiscal year 2025, as specifically noted
in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue Code).
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional U.S.
Sustainability Core 1 ETF . 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional International
Sustainability Core 1 ETF . 100% 0% 0% 0% 0% 100% 0% 100% 0% 12% 100% 0% 0%
Dimensional Emerging
Markets Sustainability
Core 1 ETF ....................... 100% 0% 0% 0% 0% 100% 0% 51% 0% 7% 90% 0% 0%
Dimensional Global
Sustainability Fixed
Income ETF ...................... 100% 0% 0% 0% 0% 100% 0% 0% 6% 0% 0% 44% 0%

154
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of "investment company taxable income" (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

156
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

157
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

158
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and
Trustees section of the Notes to Financial Statements above.

159
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
Not applicable

DFA-103125-019A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics is filed herewith.

(a)(2)	This item is not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	This item is not applicable.

(a)(5)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	January 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	January 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	January 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	January 7, 2026